UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-07953

EQ ADVISORS TRUST

(Exact name of registrant as specified in charter)

1290 Avenue of the Americas

New York, New York 10104

(Address of principal executive offices)

WILLIAM T. MACGREGOR, ESQ.

Executive Vice President, General Counsel and Secretary

Equitable Investment Management Group, LLC

1290 Avenue of the Americas

New York, New York 10104

(Name and Address of Agent for Service)

Copies to:

MARK AMOROSI, ESQ.

K&L Gates LLP

1601 K Street, N.W.

Washington, D.C. 20006-1600

Registrant’s telephone number, including area code: (212) 554-1234

Date of fiscal year end: December 31

Date of reporting period: January 1, 2021 – June 30, 2021

Item 1.	Reports to Stockholders.

Item 1(a):

EQ Advisors Trust

Semi-Annual Report

June 30, 2021

EQ Advisors Trust Semi-Annual Report

June 30, 2021

EQ/ALL ASSET GROWTH ALLOCATION PORTFOLIO (Unaudited)

Table by Asset Class (as a percentage of Total Investments in Securities)

As of June 30, 2021
Equity	56.5%
Fixed Income	22.4
Alternatives	14.1
Commodity	6.0
Repurchase Agreements	1.0

Top 10 Holdings (as a percentage of Total Investments in Securities) As of June 30, 2021
EQ/AB Small Cap Growth Portfolio	8.3%
EQ/MFS International Growth Portfolio	7.0
1290 VT GAMCO Small Company Value Portfolio	6.3
EQ/Core Plus Bond Portfolio	5.7
EQ/Loomis Sayles Growth Portfolio	5.2
1290 VT GAMCO Mergers & Acquisitions Portfolio	5.2
EQ/T. Rowe Price Growth Stock Portfolio	5.2
EQ/Invesco Comstock Portfolio	4.3
1290 VT Real Estate Portfolio	4.2
EQ/JPMorgan Value Opportunities Portfolio	4.1

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IA and Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2021 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/21	Ending Account Value 6/30/21	Expenses Paid During Period* 1/1/21 - 6/30/21
Class IA
Actual	$1,000.00	$1,086.50	$2.78
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.13	2.70
Class IB
Actual	1,000.00	1,086.20	2.78
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.13	2.70
Class K
Actual	1,000.00	1,088.10	1.49
Hypothetical (5% average annual return before expenses)	1,000.00	1,023.37	1.44

* Expenses are equal to the Portfolio’s Class IA, Class IB and Class K shares annualized expense ratio of 0.54%, 0.54% and 0.29%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

EQ/ALL ASSET GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
EXCHANGE TRADED FUNDS (ETF):
Commodity (6.1%)
Invesco DB Gold Fund*‡	133,000	$6,784,889
Invesco DB Precious Metals Fund*	89,090	4,384,119
Invesco DB Silver Fund*‡	103,180	3,777,420
iShares Gold Trust*	455,050	15,339,735

Total Commodity		30,286,163

Equity (3.7%)
iShares China Large-Cap ETF (x)	59,385	2,751,307
iShares International Developed Property ETF‡	125,310	4,795,614
iShares MSCI EAFE Small-Cap ETF	99,070	7,347,031
SPDR S&P Emerging Asia Pacific ETF (x)	5,750	773,519
SPDR S&P Emerging Markets SmallCap ETF (x)	45,945	2,817,347

Total Equity		18,484,818

Fixed Income (2.0%)
iShares JP Morgan USD Emerging Markets Bond ETF	86,960	9,779,522

Total Exchange Traded Funds (11.8%) (Cost $42,832,167)		58,550,503

INVESTMENT COMPANIES:
Alternatives (14.2%)
1290 VT Convertible Securities Portfolio‡	921,675	15,038,263
1290 VT GAMCO Mergers & Acquisitions Portfolio‡	1,983,010	26,007,838
1290 VT Natural Resources Portfolio‡	1,129,696	8,617,621
1290 VT Real Estate Portfolio‡	1,733,432	20,900,035

Total Alternatives		70,563,757

Equity (53.3%)
1290 VT Equity Income Portfolio‡	2,013,888	9,978,461
1290 VT GAMCO Small Company Value Portfolio‡	424,816	31,543,718
1290 VT Low Volatility Global Equity Portfolio‡	923,284	12,279,949
EQ/AB Small Cap Growth Portfolio‡	1,702,947	41,831,564
EQ/Emerging Markets Equity PLUS Portfolio‡	640,795	7,754,859
EQ/International Equity Index Portfolio‡	1,052,347	11,539,138
EQ/Invesco Comstock Portfolio‡	1,006,915	21,575,271
EQ/Janus Enterprise Portfolio*‡	116,487	3,004,560
EQ/JPMorgan Value Opportunities Portfolio‡	842,595	20,639,725
EQ/Loomis Sayles Growth Portfolio*‡	2,067,775	26,125,158
EQ/MFS International Growth Portfolio‡	3,740,061	34,857,914
EQ/T. Rowe Price Growth Stock Portfolio‡	312,040	25,807,045
EQ/Value Equity Portfolio‡	688,809	17,721,257

Total Equity		264,658,619

Fixed Income (20.6%)
1290 Diversified Bond Fund‡	253,827	2,858,091
1290 VT DoubleLine Opportunistic Bond Portfolio‡	1,164,645	12,021,469
1290 VT High Yield Bond Portfolio‡	1,471,128	14,705,845
EQ/Core Plus Bond Portfolio‡	6,659,232	28,363,154
EQ/Intermediate Government Bond Portfolio‡	359,306	3,790,397
EQ/PIMCO Global Real Return Portfolio*‡	1,830,947	19,866,801
EQ/PIMCO Ultra Short Bond Portfolio‡	1,089,916	10,777,211
Multimanager Core Bond Portfolio‡	1,010,568	10,148,490

Total Fixed Income		102,531,458

Total Investment Companies (88.1%) (Cost $370,816,127)		437,753,834

	Principal Amount	Value (Note 1)

SHORT-TERM INVESTMENTS:
Repurchase Agreements (1.0%)
Citigroup Global Markets, Inc., 0.07%, dated 6/30/21, due 7/1/21, repurchase price $4,415,792, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-5.000%, maturing 4/30/22-2/15/22; total market value $4,504,099. (xx)	$4,415,783	4,415,783
Deutsche Bank AG, 0.17%, dated 6/30/21, due 7/1/21, repurchase price $100,000, collateralized by various Foreign Government Agency Securities, ranging from 0.125%-1.875%, maturing 2/12/22-2/15/23; total market value $102,004. (xx)	100,000	100,000
HSBC Bank plc, 0.10%, dated 6/30/21, due 7/1/21, repurchase price $300,001, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-6.125%, maturing 7/15/21-2/15/50; total market value $306,123. (xx)	300,000	300,000
HSBC Bank plc, 0.10%, dated 6/30/21, due 7/1/21, repurchase price $400,001, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-6.125%, maturing 7/15/21-2/15/50; total market value $408,164. (xx)	400,000	400,000

Total Repurchase Agreements		5,215,783

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ALL ASSET GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

Value (Note 1)
Total Short-Term Investments (1.0%) (Cost $5,215,783)	$5,215,783

Total Investments in Securities (100.9%) (Cost $418,864,077)	501,520,120
Other Assets Less Liabilities (-0.9%)	(4,473,760)

Net Assets (100%)	$497,046,360

*	Non-income producing.
‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.
(x)	All or a portion of security is on loan at June 30, 2021.
(xx)

At June 30, 2021, the Portfolio had loaned securities with a total value of $5,075,932. This was collateralized by cash of $5,215,783 which was subsequently invested in joint repurchase agreements as detailed in the Notes to the Financial Statements.

The holdings in affiliated Investment Companies are all Class K shares except for the following: 1290 Diversified Bond Fund holds Class I shares and Invesco DB Gold Fund, Invesco DB Silver Fund and iShares International Developed Property ETF hold common units of beneficial interest.

Investments in companies which were affiliates for the six months ended June 30, 2021, were as follows:

Security Description	Shares at June 30, 2021	Market Value December 31, 2020 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value June 30, 2021 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
EXCHANGE TRADED FUNDS (ETF):
Commodity
Invesco DB Gold Fund*	133,000	7,361,869	—	—	—	(576,980)	6,784,889	—	—
Invesco DB Silver Fund*	103,180	3,857,291	—	—	—	(79,871)	3,777,420	—	—
Equity
iShares International Developed Property ETF	125,310	4,468,555	—	—	—	327,059	4,795,614	76,455	—
INVESTMENT COMPANIES:
Alternatives
1290 VT Convertible Securities Portfolio	921,675	14,880,247	165,778	(687,874)	27,829	652,283	15,038,263	—	—
1290 VT GAMCO Mergers & Acquisitions Portfolio	1,983,010	23,272,610	1,698,670	(1,031,812)	(3)	2,068,373	26,007,838	—	—
1290 VT Natural Resources Portfolio	1,129,696	7,283,012	94,732	(393,071)	(1,981)	1,634,929	8,617,621	—	—
1290 VT Real Estate Portfolio	1,733,432	18,158,110	763,145	(884,410)	16,533	2,846,657	20,900,035	—	—
Equity
1290 VT Equity Income Portfolio	2,013,888	9,218,675	94,732	(1,093,071)	43,270	1,714,855	9,978,461	—	—
1290 VT GAMCO Small Company Value Portfolio	424,816	30,807,357	345,677	(4,630,356)	525,981	4,495,059	31,543,718	—	—
1290 VT Low Volatility Global Equity Portfolio	923,284	11,698,685	130,256	(540,473)	14,205	977,276	12,279,949	—	—
EQ/AB Small Cap Growth Portfolio	1,702,947	40,762,375	483,225	(4,209,017)	274,661	4,520,320	41,831,564	—	—
EQ/Emerging Markets Equity PLUS Portfolio	640,795	8,579,277	106,573	(1,642,205)	251,203	460,011	7,754,859	—	—
EQ/International Equity Index Portfolio	1,052,347	10,947,156	130,255	(540,473)	28,295	973,905	11,539,138	—	—
EQ/Invesco Comstock Portfolio	1,006,915	20,469,755	224,987	(3,733,544)	491,118	4,122,955	21,575,271	—	—
EQ/Janus Enterprise Portfolio*	116,487	2,812,345	23,681	(98,268)	5,879	260,923	3,004,560	—	—
EQ/JPMorgan Value Opportunities Portfolio	842,595	21,045,227	236,829	(4,782,678)	564,144	3,576,203	20,639,725	—	—
EQ/Loomis Sayles Growth Portfolio*	2,067,775	24,367,772	272,351	(1,680,079)	50,315	3,114,799	26,125,158	—	—
EQ/MFS International Growth Portfolio	3,740,061	33,519,985	390,765	(1,621,418)	43,006	2,525,576	34,857,914	—	—
EQ/T. Rowe Price Growth Stock Portfolio	312,040	24,669,643	272,352	(1,680,079)	40,378	2,504,751	25,807,045	—	—
EQ/Value Equity Portfolio (a)	688,809	17,060,266	224,986	(2,433,544)	275,588	2,593,961	17,721,257	—	—
Fixed Income
1290 Diversified Bond Fund	253,827	—	2,820,917	—	—	37,174	2,858,091	45,259	—
1290 VT DoubleLine Opportunistic Bond Portfolio	1,164,645	9,847,850	2,609,355	(451,003)	2	15,265	12,021,469	—	—

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ALL ASSET GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

Investments in companies which were affiliates for the six months ended June 30, 2021, were as follows:

Security Description	Shares at June 30, 2021	Market Value December 31, 2020 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value June 30, 2021 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
1290 VT High Yield Bond Portfolio	1,471,128	13,522,164	1,453,939	(638,741)	172	368,311	14,705,845	—	—
EQ/Core Plus Bond Portfolio (aa)	6,659,232	—	1,333,378	(105,576)	247	(1,162,243)	28,363,154	—	—
EQ/Global Bond PLUS Portfolio (aa)	—	26,718,801	2,972,837	(1,207,843)	(446)	(186,001)	—	248,629	742,040
EQ/Intermediate Government Bond Portfolio	359,306	5,682,882	1,469,658	(3,290,404)	(16,855)	(54,884)	3,790,397	—	—
EQ/PIMCO Global Real Return Portfolio*	1,830,947	17,992,380	2,824,987	(933,544)	(1,464)	(15,558)	19,866,801	—	—
EQ/PIMCO Ultra Short Bond Portfolio	1,089,916	9,611,992	1,609,353	(451,003)	(14)	6,883	10,777,211	—	—
Multimanager Core Bond Portfolio	1,010,568	8,127,468	2,544,485	(393,071)	(557)	(129,835)	10,148,490	62,080	—

Total		426,743,749	25,297,903	(39,153,557)	2,631,506	37,592,156	453,111,757	432,423	742,040

(a)	Formerly known as EQ/BlackRock Basic Value Equity Portfolio.
(aa)

As a result of a business combination, after the close of business on June 18, 2021, the Portfolio exchanged all shares in EQ/Global Bond PLUS Portfolio for all shares of the EQ/Core Plus Bond Portfolio with a value of $27,035,022 (at a cost of $28,297,348), representing 2,915,243 shares of EQ/Global Bond PLUS Portfolio and 6,363,975 shares of EQ/Core Plus Bond Portfolio, as a nontaxable transfer. These amounts are not reflected in the purchases and sales listed above.

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2021:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds	$58,550,503	$—	$—	$58,550,503
Investment Companies
Investment Companies	—	437,753,834	—	437,753,834
Short-Term Investments
Repurchase Agreements	—	5,215,783	—	5,215,783

Total Assets	$58,550,503	$442,969,617	$—	$501,520,120

Total Liabilities	$—	$—	$—	$—

Total	$58,550,503	$442,969,617	$—	$501,520,120

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ALL ASSET GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

The Portfolio held no derivatives contracts during the six months ended June 30, 2021.

Investment security transactions for the six months ended June 30, 2021 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$26,254,158
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$42,268,873

As of June 30, 2021, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$82,654,318
Aggregate gross unrealized depreciation	(4,073,987)

Net unrealized appreciation	$78,580,331

Federal income tax cost of investments in securities and derivative instruments, if applicable	$422,939,789

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ALL ASSET GROWTH ALLOCATION PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2021 (Unaudited)

ASSETS
Investments in Securities, at value (x)
Affiliated Issuers (Cost $384,095,701)	$453,111,757
Unaffiliated Issuers (Cost $29,552,593)	43,192,580
Repurchase Agreements (Cost $5,215,783)	5,215,783
Cash	877,628
Receivable for Portfolio shares sold	415,947
Dividends, interest and other receivables	36,669
Securities lending income receivable	2,765
Other assets	4,672

Total assets	502,857,801

LIABILITIES
Payable for return of collateral on securities loaned	5,215,783
Payable for Portfolio shares redeemed	141,947
Payable for securities purchased	99,903
Distribution fees payable – Class IB	93,718
Administrative fees payable	48,189
Investment management fees payable	40,840
Distribution fees payable – Class IA	8,098
Trustees’ fees payable	2,133
Accrued expenses	160,830

Total liabilities	5,811,441

NET ASSETS	$497,046,360

Net assets were comprised of:
Paid in capital	$360,520,214
Total distributable earnings (loss)	136,526,146

Net assets	$497,046,360

Class IA
Net asset value, offering and redemption price per share, $39,644,650 / 1,635,580 shares outstanding (unlimited amount authorized: $0.01 par value)	$24.24

Class IB
Net asset value, offering and redemption price per share, $454,601,440 / 18,698,269 shares outstanding (unlimited amount authorized: $0.01 par value)	$24.31

Class K
Net asset value, offering and redemption price per share, $2,800,270 / 115,624 shares outstanding (unlimited amount authorized: $0.01 par value)	$24.22

(x)	Includes value of securities on loan of $5,075,932.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2021 (Unaudited)

INVESTMENT INCOME
Dividends ($432,423 of dividend income received from affiliates)	$686,098
Interest	206
Securities lending (net)	21,057

Total income	707,361

EXPENSES
Distribution fees – Class IB	553,993
Administrative fees	288,321
Investment management fees	242,022
Custodian fees	70,237
Distribution fees – Class IA	47,984
Recoupment fees	33,539
Professional fees	29,162
Printing and mailing expenses	24,454
Trustees’ fees	6,886
Miscellaneous	2,815

Total expenses	1,299,413

NET INVESTMENT INCOME (LOSS)	(592,052)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities ($2,631,506 realized gain (loss) from affiliates)	2,980,323
Net distributions of realized gain received from underlying funds (All realized gains received from affiliates)	742,040

Net realized gain (loss)	3,722,363

Net change in unrealized appreciation (depreciation) on investments in securities ($37,592,156 of change in unrealized appreciation (depreciation) from affiliates)	37,152,380

NET REALIZED AND UNREALIZED GAIN (LOSS)	40,874,743

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$40,282,691

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ALL ASSET GROWTH ALLOCATION PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31, 2020
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(592,052)	$3,648,358
Net realized gain (loss)	3,722,363	61,509,672
Net change in unrealized appreciation (depreciation)	37,152,380	(10,602,925)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	40,282,691	54,555,105

Distributions to shareholders:
Class IA	—	(1,745,910)
Class IB	—	(19,901,002)
Class K	—	(110,496)

Total distributions to shareholders	—	(21,757,408)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 68,568 and 539,144 shares, respectively ]	1,610,358	10,896,783
Capital shares issued in reinvestment of dividends and distributions [ 0 and 81,004 shares, respectively ]	—	1,745,910
Capital shares repurchased [ (110,381) and (321,703) shares, respectively ]	(2,587,456)	(6,622,933)

Total Class IA transactions	(977,098)	6,019,760

Class IB
Capital shares sold [ 538,322 and 822,210 shares, respectively ]	12,714,700	16,589,221
Capital shares issued in connection with merger (Note 8) [ 0 and 5,222,859 shares, respectively ]	—	106,157,901
Capital shares issued in reinvestment of dividends and distributions [ 0 and 920,013 shares, respectively ]	—	19,901,002
Capital shares repurchased [ (1,175,587) and (2,310,785) shares, respectively ]	(27,630,022)	(47,021,865)

Total Class IB transactions	(14,915,322)	95,626,259

Class K
Capital shares sold [ 28,240 and 48,178 shares, respectively ]	668,053	905,287
Capital shares issued in reinvestment of dividends and distributions [ 0 and 5,135 shares, respectively ]	—	110,496
Capital shares repurchased [ (11,505) and (98,256) shares, respectively ]	(269,278)	(2,032,589)

Total Class K transactions	398,775	(1,016,806)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(15,493,645)	100,629,213

TOTAL INCREASE (DECREASE) IN NET ASSETS	24,789,046	133,426,910
NET ASSETS:
Beginning of period	472,257,314	338,830,404

End of period	$497,046,360	$472,257,314

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ALL ASSET GROWTH ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31,
Class IA			2020		2019		2018		2017		2016
Net asset value, beginning of period	$22.31		$20.86		$18.50		$21.16		$18.90		$17.84

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	(0.03)		0.19		0.33		0.26		0.21		0.23
Net realized and unrealized gain (loss)	1.96		2.32		3.18		(1.82)		2.79		1.48

Total from investment operations	1.93		2.51		3.51		(1.56)		3.00		1.71

Less distributions:
Dividends from net investment income	—		(0.32)		(0.35)		(0.38)		(0.31)		(0.25)
Distributions from net realized gains	—		(0.74)		(0.80)		(0.72)		(0.43)		(0.40)

Total dividends and distributions	—		(1.06)		(1.15)		(1.10)		(0.74)		(0.65)

Net asset value, end of period	$24.24		$22.31		$20.86		$18.50		$21.16		$18.90

Total return (b)	8.65%		12.28%		19.14%		(7.60)%		15.91%		9.55%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$39,645		$37,418		$28,759		$27,529		$31,514		$18,358
Ratio of expenses to average net assets:
After waivers (a)(f)	0.54	%(j)	0.55	%(k)	0.55	%(m)	0.56	%(n)	0.59	%(o)	0.58%
Before waivers (a)(f)	0.54%		0.55%		0.55%		0.56%		0.63%		0.59%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)(x)	(0.25)%		0.92%		1.62%		1.23%		1.01%		1.26%
Before waivers (a)(f)(x)	(0.25)%		0.91%		1.62%		1.23%		0.98%		1.25%
Portfolio turnover rate^	5	%(z)	79	%(aa)	11%		12%		15%		11%

	Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31,
Class IB			2020		2019		2018		2017		2016
Net asset value, beginning of period	$22.38		$20.92		$18.55		$21.21		$18.95		$17.88

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	(0.03)		0.20		0.34		0.26		0.18		0.21
Net realized and unrealized gain (loss)	1.96		2.32		3.18		(1.82)		2.82		1.51

Total from investment operations	1.93		2.52		3.52		(1.56)		3.00		1.72

Less distributions:
Dividends from net investment income	—		(0.32)		(0.35)		(0.38)		(0.31)		(0.25)
Distributions from net realized gains	—		(0.74)		(0.80)		(0.72)		(0.43)		(0.40)

Total dividends and distributions	—		(1.06)		(1.15)		(1.10)		(0.74)		(0.65)

Net asset value, end of period	$24.31		$22.38		$20.92		$18.55		$21.21		$18.95

Total return (b)	8.62%		12.29%		19.14%		(7.58)%		15.87%		9.59%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$454,601		$432,637		$307,078		$273,992		$313,159		$253,966
Ratio of expenses to average net assets:
After waivers (a)(f)	0.54	%(j)	0.54	%(k)	0.55	%(m)	0.56	%(n)	0.59	%(o)	0.58%
Before waivers (a)(f)	0.54%		0.55%		0.55%		0.56%		0.62%		0.59%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)(x)	(0.25)%		0.96%		1.65%		1.24%		0.90%		1.11%
Before waivers (a)(f)(x)	(0.25)%		0.95%		1.65%		1.24%		0.86%		1.10%
Portfolio turnover rate^	5	%(z)	79	%(aa)	11%		12%		15%		11%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ALL ASSET GROWTH ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31,
Class K			2020		2019		2018		2017		2016
Net asset value, beginning of period	$22.26		$20.81		$18.46		$21.12		$18.86		$17.80

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	—	#	0.15		0.39		0.30		0.24		0.27
Net realized and unrealized gain (loss)	1.96		2.41		3.16		(1.81)		2.81		1.48

Total from investment operations	1.96		2.56		3.55		(1.51)		3.05		1.75

Less distributions:
Dividends from net investment income	—		(0.37)		(0.40)		(0.43)		(0.36)		(0.29)
Distributions from net realized gains	—		(0.74)		(0.80)		(0.72)		(0.43)		(0.40)

Total dividends and distributions	—		(1.11)		(1.20)		(1.15)		(0.79)		(0.69)

Net asset value, end of period	$24.22		$22.26		$20.81		$18.46		$21.12		$18.86

Total return (b)	8.81%		12.55%		19.41%		(7.36)%		16.22%		9.84%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$2,800		$2,201		$2,993		$2,058		$2,591		$1,470
Ratio of expenses to average net assets:
After waivers (a)(f)	0.29	%(j)	0.30	%(k)	0.30	%(m)	0.31	%(n)	0.34	%(o)	0.33%
Before waivers (a)(f)	0.29%		0.30%		0.30%		0.31%		0.37%		0.34%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)(x)	0.02%		0.74%		1.90%		1.42%		1.20%		1.45%
Before waivers (a)(f)(x)	0.02%		0.74%		1.90%		1.42%		1.17%		1.44%
Portfolio turnover rate^	5	%(z)	79	%(aa)	11%		12%		15%		11%
#	Per share amount is less than $0.005.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.22% for Class IA, 1.22% for Class IB and 0.97% for Class K.
(k)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.25% for Class IA, 1.25% for Class IB and 1.00% for Class K.
(m)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.26% for Class IA, 1.26% for Class IB and 1.01% for Class K.
(n)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.28% for Class IA, 1.28% for Class IB and 1.03% for Class K.
(o)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.31% for Class IA, 1.31% for Class IB and 1.06% for Class K.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.
(aa)

The portfolio turnover rate calculation includes purchases and sales made as a result of implementing a tax planning strategy. Excluding such transactions, the portfolio turnover rate would have been 19%.

See Notes to Financial Statements.

EQ/ULTRA CONSERVATIVE STRATEGY PORTFOLIO (Unaudited)

Table by Asset Class (as a percentage of Total Investments in Securities)

As of June 30, 2021
Fixed Income	89.2%
Equity	10.8

Top Holdings (as a percentage of Total Investments in Securities) As of June 30, 2021
EQ/Intermediate Government Bond Portfolio	89.2%
EQ/500 Managed Volatility Portfolio	6.2
EQ/2000 Managed Volatility Portfolio	2.8
EQ/International Managed Volatility Portfolio	1.5
EQ/400 Managed Volatility Portfolio	0.3

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2021 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/21	Ending Account Value 6/30/21	Expenses Paid During Period* 1/1/21 - 6/30/21
Class IB
Actual	$1,000.00	$1,003.00	$2.54
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.25	2.57

* Expenses are equal to the Portfolio’s Class IB shares annualized expense ratio of 0.51%, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

EQ/ULTRA CONSERVATIVE STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
Equity (10.8%)
EQ/2000 Managed Volatility Portfolio‡	904,036	$24,934,443
EQ/400 Managed Volatility Portfolio‡	104,585	2,848,184
EQ/500 Managed Volatility Portfolio‡	1,618,650	54,235,853
EQ/International Managed Volatility Portfolio‡	850,060	13,290,841

Total Equity		95,309,321

Fixed Income (89.2%)
EQ/Intermediate Government Bond Portfolio‡	74,685,443	787,872,474

Total Investments in Securities (100.0%) (Cost $835,451,354)		883,181,795
Other Assets Less Liabilities (0.0%)		237,172

Net Assets (100%)		$883,418,967

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

Investments in companies which were affiliates for the six months ended June 30, 2021, were as follows:

Security Description	Shares at June 30, 2021	Market Value December 31, 2020 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value June 30, 2021 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
INVESTMENT COMPANIES:
Equity
EQ/2000 Managed Volatility Portfolio	904,036	29,140,669	1,289,144	(9,927,571)	3,465,536	966,665	24,934,443	—	—
EQ/400 Managed Volatility Portfolio	104,585	5,541,609	322,286	(3,756,893)	1,250,082	(508,900)	2,848,184	—	—
EQ/500 Managed Volatility Portfolio	1,618,650	62,423,938	3,867,430	(19,932,713)	3,930,408	3,946,790	54,235,853	—	—
EQ/International Managed Volatility Portfolio	850,060	15,629,533	966,856	(4,520,678)	1,098,118	117,012	13,290,841	—	—
Fixed Income
EQ/Intermediate Government Bond Portfolio	74,685,443	902,203,008	76,011,448	(181,240,695)	(83,091)	(9,018,196)	787,872,474	—	—

Total		1,014,938,757	82,457,164	(219,378,550)	9,661,053	(4,496,629)	883,181,795	—	—

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2021:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$883,181,795	$—	$883,181,795

Total Assets	$—	$883,181,795	$—	$883,181,795

Total Liabilities	$—	$—	$—	$—

Total	$—	$883,181,795	$—	$883,181,795

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ULTRA CONSERVATIVE STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

The Portfolio held no derivatives contracts during the six months ended June 30, 2021.

Investment security transactions for the six months ended June 30, 2021 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$82,457,164
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$219,378,550

As of June 30, 2021, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$47,299,822
Aggregate gross unrealized depreciation	—

Net unrealized appreciation	$47,299,822

Federal income tax cost of investments in securities and derivative instruments, if applicable	$835,881,973

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ULTRA CONSERVATIVE STRATEGY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2021 (Unaudited)

ASSETS
Investments in Securities, at value:
Affiliated Issuers (Cost $835,451,354)	$883,181,795
Receivable for Portfolio shares sold	640,416
Receivable for securities sold	596,972
Other assets	10,249

Total assets	884,429,432

LIABILITIES
Overdraft payable	511,482
Distribution fees payable – Class IB	183,695
Administrative fees payable	86,458
Investment management fees payable	73,553
Payable for Portfolio shares redeemed	13,487
Accrued expenses	141,790

Total liabilities	1,010,465

NET ASSETS	$883,418,967

Net assets were comprised of:
Paid in capital	$814,948,295
Total distributable earnings (loss)	68,470,672

Net assets	$883,418,967

Class IB
Net asset value, offering and redemption price per share, $883,418,967 / 87,552,807 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.09

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2021 (Unaudited)

INVESTMENT INCOME
Interest	$130

EXPENSES
Distribution fees – Class IB	1,154,465
Administrative fees	550,362
Investment management fees	461,783
Custodian fees	79,219
Printing and mailing expenses	35,336
Professional fees	33,245
Recoupment fees	22,992
Trustees’ fees	13,060
Miscellaneous	14,674

Total expenses	2,365,136

NET INVESTMENT INCOME (LOSS)	(2,365,006)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities (All realized gain (loss) from affiliates)	9,661,053
Net change in unrealized appreciation (depreciation) on investments in securities (All of change in unrealized appreciation (depreciation) from affiliates)	(4,496,629)

NET REALIZED AND UNREALIZED GAIN (LOSS)	5,164,424

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$2,799,418

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ULTRA CONSERVATIVE STRATEGY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31, 2020
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(2,365,006)	$6,225,328
Net realized gain (loss)	9,661,053	52,538,057
Net change in unrealized appreciation (depreciation)	(4,496,629)	30,991,621

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	2,799,418	89,755,006

Distributions to shareholders:
Class IB	—	(46,520,625)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 7,511,858 and 256,439,321 shares, respectively ]	75,273,581	2,582,999,562
Capital shares issued in reinvestment of dividends and distributions [ 0 and 4,627,679 shares, respectively ]	—	46,520,625
Capital shares repurchased [ (20,903,697) and (207,289,972) shares, respectively ]	(210,522,982)	(2,126,856,295)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(135,249,401)	502,663,892

TOTAL INCREASE (DECREASE) IN NET ASSETS	(132,449,983)	545,898,273
NET ASSETS:
Beginning of period	1,015,868,950	469,970,677

End of period	$883,418,967	$1,015,868,950

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ULTRA CONSERVATIVE STRATEGY PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31,
Class IB			2020		2019		2018		2017		2016
Net asset value, beginning of period	$10.06		$9.96		$9.67		$9.83		$9.77		$10.23

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	(0.03)		0.05		0.09		0.26		0.05		0.02
Net realized and unrealized gain (loss).	0.06		0.51		0.49		(0.29)		0.15		0.13

Total from investment operations	0.03		0.56		0.58		(0.03)		0.20		0.15

Less distributions:
Dividends from net investment income	—		(0.10)		(0.12)		(0.11)		(0.07)		(0.04)
Distributions from net realized gains	—		(0.36)		(0.17)		(0.02)		(0.07)		(0.57)

Total dividends and distributions	—		(0.46)		(0.29)		(0.13)		(0.14)		(0.61)

Net asset value, end of period	$10.09		$10.06		$9.96		$9.67		$9.83		$9.77

Total return (b)	0.30%		5.68%		6.03%		(0.36)%		1.97%		1.39%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$883,419		$1,015,869		$469,971		$1,084,793		$136,471		$244,461
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.51	%(j)	0.51	%(m)	0.51	%(m)	0.52	%(m)	0.49	%(m)	0.48	%(m)
Before waivers and reimbursements (a)(f)	0.51%		0.51%		0.53%		0.53%		0.57%		0.56%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)(x)	(0.51)%		0.48%		0.90%		2.65%		0.48%		0.20%
Before waivers and reimbursements (a)(f)(x)	(0.51)%		0.48%		0.88%		2.64%		0.40%		0.12%
Portfolio turnover rate^	9	%(z)	175%		107%		28%		66%		452%
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 0.93% for Class IB.
(m)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 0.95% for Class IB.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

EQ/CONSERVATIVE STRATEGY PORTFOLIO (Unaudited)

Table by Asset Class (as a percentage of Total Investments in Securities)

As of June 30, 2021
Fixed Income	79.0%
Equity	21.0

Top Holdings (as a percentage of Total Investments in Securities) As of June 30, 2021
EQ/Intermediate Government Bond Portfolio	35.5%
EQ/Core Bond Index Portfolio	33.7
EQ/500 Managed Volatility Portfolio	12.2
EQ/AB Short Duration Government Bond Portfolio	9.8
EQ/2000 Managed Volatility Portfolio	5.3
EQ/International Managed Volatility Portfolio	2.9
EQ/400 Managed Volatility Portfolio	0.6

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2021 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/21	Ending Account Value 6/30/21	Expenses Paid During Period* 1/1/21 - 6/30/21
Class IB
Actual	$1,000.00	$1,019.30	$2.52
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.30	2.53

* Expenses are equal to the Portfolio’s Class IB shares annualized expense ratio of 0.50%, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

EQ/CONSERVATIVE STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
Equity (21.0%)
EQ/2000 Managed Volatility Portfolio‡	1,694,359	$46,732,560
EQ/400 Managed Volatility Portfolio‡	179,950	4,900,629
EQ/500 Managed Volatility Portfolio‡	3,254,361	109,043,385
EQ/International Managed Volatility Portfolio‡	1,673,087	26,159,025

Total Equity		186,835,599

Fixed Income (79.0%)
EQ/AB Short Duration Government Bond Portfolio‡	8,797,953	87,525,771
EQ/Core Bond Index Portfolio‡	28,950,004	299,795,228
EQ/Intermediate Government Bond Portfolio‡	29,975,357	316,216,351

Total Fixed Income		703,537,350

Total Investments in Securities (100.0%) (Cost $781,425,703)		890,372,949
Other Assets Less Liabilities (0.0%)		(219,067)

Net Assets (100%)		$890,153,882

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

Investments in companies which were affiliates for the six months ended June 30, 2021, were as follows:

Security Description	Shares at June 30, 2021	Market Value December 31, 2020 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value June 30, 2021 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
INVESTMENT COMPANIES:
Equity
EQ/2000 Managed Volatility Portfolio	1,694,359	49,446,697	1,942,078	(12,556,632)	3,512,118	4,388,299	46,732,560	—	—
EQ/400 Managed Volatility Portfolio	179,950	6,474,086	364,140	(2,898,118)	682,536	277,985	4,900,629	—	—
EQ/500 Managed Volatility Portfolio	3,254,361	110,566,775	5,947,613	(22,435,935)	3,107,192	11,857,740	109,043,385	—	—
EQ/International Managed Volatility Portfolio	1,673,087	27,703,121	1,577,938	(5,358,513)	816,723	1,419,756	26,159,025	—	—
Fixed Income
EQ/AB Short Duration Government Bond Portfolio	8,797,953	88,307,246	7,926,574	(8,857,619)	2	149,568	87,525,771	—	—
EQ/Core Bond Index Portfolio	28,950,004	304,600,718	27,243,521	(28,733,253)	2,119	(3,317,877)	299,795,228	—	—
EQ/Intermediate Government Bond Portfolio	29,975,357	321,779,408	29,300,079	(31,325,727)	7,197	(3,544,606)	316,216,351	—	—

Total		908,878,051	74,301,943	(112,165,797)	8,127,887	11,230,865	890,372,949	—	—

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CONSERVATIVE STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2021:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$890,372,949	$—	$890,372,949

Total Assets	$—	$890,372,949	$—	$890,372,949

Total Liabilities	$—	$—	$—	$—

Total	$—	$890,372,949	$—	$890,372,949

The Portfolio held no derivatives contracts during the six months ended June 30, 2021.

Investment security transactions for the six months ended June 30, 2021 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$74,301,943
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$112,165,797

As of June 30, 2021, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$108,777,842
Aggregate gross unrealized depreciation	(7,100)

Net unrealized appreciation	$108,770,742

Federal income tax cost of investments in securities and derivative instruments, if applicable	$781,602,207

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CONSERVATIVE STRATEGY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2021 (Unaudited)

ASSETS
Investments in Securities, at value:
Affiliated Issuers (Cost $781,425,703)	$890,372,949
Receivable for securities sold	848,442
Receivable for Portfolio shares sold	255,570
Other assets	8,576

Total assets	891,485,537

LIABILITIES
Payable for Portfolio shares redeemed	483,646
Overdraft payable	412,935
Distribution fees payable – Class IB	183,456
Investment management fees payable	101,563
Administrative fees payable	86,346
Accrued expenses	63,709

Total liabilities	1,331,655

NET ASSETS	$890,153,882

Net assets were comprised of:
Paid in capital	$764,986,082
Total distributable earnings (loss)	125,167,800

Net assets	$890,153,882

Class IB
Net asset value, offering and redemption price per share, $890,153,882 / 67,422,174 shares outstanding (unlimited amount authorized: $0.01 par value)	$13.20

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2021 (Unaudited)

INVESTMENT INCOME
Interest	$135

EXPENSES
Distribution fees – Class IB	1,116,530
Administrative fees	532,192
Investment management fees	446,609
Recoupment fees	46,256
Printing and mailing expenses	33,578
Professional fees	32,220
Custodian fees	23,655
Trustees’ fees	11,631
Miscellaneous	7,125

Total expenses	2,249,796

NET INVESTMENT INCOME (LOSS)	(2,249,661)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities (All realized gain (loss) from affiliates)	8,127,887
Net change in unrealized appreciation (depreciation) on investments in securities (All of change in unrealized appreciation (depreciation) from affiliates)	11,230,865

NET REALIZED AND UNREALIZED GAIN (LOSS)	19,358,752

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$17,109,091

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CONSERVATIVE STRATEGY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31, 2020
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(2,249,661)	$8,257,137
Net realized gain (loss)	8,127,887	19,766,553
Net change in unrealized appreciation (depreciation)	11,230,865	32,135,668

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	17,109,091	60,159,358

Distributions to shareholders:
Class IB	—	(20,995,097)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 7,892,713 and 29,568,398 shares, respectively ]	103,032,533	371,256,538
Capital shares issued in reinvestment of dividends and distributions [ 0 and 1,628,660 shares, respectively ]	—	20,995,097
Capital shares repurchased [ (10,579,000) and (22,724,318) shares, respectively ]	(138,201,064)	(284,820,566)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(35,168,531)	107,431,069

TOTAL INCREASE (DECREASE) IN NET ASSETS	(18,059,440)	146,595,330
NET ASSETS:
Beginning of period	908,213,322	761,617,992

End of period	$890,153,882	$908,213,322

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CONSERVATIVE STRATEGY PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31,
Class IB			2020		2019		2018		2017		2016
Net asset value, beginning of period	$12.95		$12.36		$11.58		$12.17		$11.92		$11.72

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	(0.03)		0.13		0.18		0.13		0.10		0.09
Net realized and unrealized gain (loss)	0.28		0.77		0.86		(0.30)		0.41		0.24

Total from investment operations	0.25		0.90		1.04		(0.17)		0.51		0.33

Less distributions:
Dividends from net investment income	—		(0.19)		(0.19)		(0.15)		(0.13)		(0.10)
Distributions from net realized gains	—		(0.12)		(0.07)		(0.27)		(0.13)		(0.03)

Total dividends and distributions	—		(0.31)		(0.26)		(0.42)		(0.26)		(0.13)

Net asset value, end of period	$13.20		$12.95		$12.36		$11.58		$12.17		$11.92

Total return (b)	1.93%		7.26%		8.97%		(1.41)%		4.31%		2.79%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$890,154		$908,213		$761,618		$671,127		$814,155		$910,732
Ratio of expenses to average net assets:
After waivers (a)(f)	0.50	%(j)	0.49	%(j)	0.48	%(j)	0.48	%(j)	0.46	%(j)	0.45	%(j)
Before waivers (a)(f)	0.50%		0.50%		0.50%		0.51%		0.52%		0.52%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)(x)	(0.50)%		1.00%		1.48%		1.10%		0.82%		0.78%
Before waivers (a)(f)(x)	(0.50)%		0.99%		1.46%		1.06%		0.77%		0.72%
Portfolio turnover rate^	8	%(z)	23%		17%		10%		9%		14%
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers would be 0.95% for Class IB.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

EQ/CONSERVATIVE GROWTH STRATEGY PORTFOLIO (Unaudited)

Table by Asset Class (as a percentage of Total Investments in Securities)

As of June 30, 2021
Fixed Income	58.7%
Equity	41.3

Top Holdings (as a percentage of Total Investments in Securities) As of June 30, 2021
EQ/Intermediate Government Bond Portfolio	26.5%
EQ/Core Bond Index Portfolio	25.0
EQ/500 Managed Volatility Portfolio	24.3
EQ/2000 Managed Volatility Portfolio	10.2
EQ/AB Short Duration Government Bond Portfolio	7.2
EQ/International Managed Volatility Portfolio	5.8
EQ/400 Managed Volatility Portfolio	1.1

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2021 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/21	Ending Account Value 6/30/21	Expenses Paid During Period* 1/1/21 - 6/30/21
Class IB
Actual	$1,000.00	$1,050.40	$2.48
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.37	2.45

* Expenses are equal to the Portfolio’s Class IB shares annualized expense ratio of 0.49%, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

EQ/CONSERVATIVE GROWTH STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
Equity (41.3%)
EQ/2000 Managed Volatility Portfolio‡	6,049,886	$166,863,446
EQ/400 Managed Volatility Portfolio‡	637,003	17,347,661
EQ/500 Managed Volatility Portfolio‡	11,820,051	396,052,724
EQ/International Managed Volatility Portfolio‡	6,031,579	94,304,852

Total Equity		674,568,683

Fixed Income (58.7%)
EQ/AB Short Duration Government Bond Portfolio‡	11,772,687	117,119,689
EQ/Core Bond Index Portfolio‡	39,364,672	407,645,574
EQ/Intermediate Government Bond Portfolio‡	41,005,996	432,580,893

Total Fixed Income		957,346,156

Total Investments in Securities (100.0%) (Cost $1,263,483,091)		1,631,914,839
Other Assets Less Liabilities (0.0%)		(152,283)

Net Assets (100%)		$1,631,762,556

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

Investments in companies which were affiliates for the six months ended June 30, 2021, were as follows:

Security Description	Shares at June 30, 2021	Market Value December 31, 2020 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value June 30, 2021 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
INVESTMENT COMPANIES:
Equity
EQ/2000 Managed Volatility Portfolio	6,049,886	172,213,718	918,412	(33,836,769)	9,177,973	18,390,112	166,863,446	—	—
EQ/400 Managed Volatility Portfolio	637,003	20,163,203	102,046	(5,948,530)	916,741	2,114,201	17,347,661	—	—
EQ/500 Managed Volatility Portfolio	11,820,051	383,960,053	2,474,610	(43,926,849)	7,304,019	46,240,891	396,052,724	—	—
EQ/International Managed Volatility Portfolio	6,031,579	95,188,877	637,787	(9,453,312)	1,349,734	6,581,766	94,304,852	—	—
Fixed Income
EQ/AB Short Duration Government Bond Portfolio	11,772,687	113,709,263	8,240,855	(5,026,106)	(74)	195,751	117,119,689	—	—
EQ/Core Bond Index Portfolio	39,364,672	396,430,778	31,575,633	(16,051,114)	(9,652)	(4,300,071)	407,645,574	—	—
EQ/Intermediate Government Bond Portfolio	41,005,996	421,605,204	33,155,236	(17,510,306)	(28,052)	(4,641,189)	432,580,893	—	—

Total		1,603,271,096	77,104,579	(131,752,986)	18,710,689	64,581,461	1,631,914,839	—	—

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CONSERVATIVE GROWTH STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2021:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$1,631,914,839	$—	$1,631,914,839

Total Assets	$—	$1,631,914,839	$—	$1,631,914,839

Total Liabilities	$—	$—	$—	$—

Total	$—	$1,631,914,839	$—	$1,631,914,839

The Portfolio held no derivatives contracts during the six months ended June 30, 2021.

Investment security transactions for the six months ended June 30, 2021 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$77,104,579
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$131,752,986

As of June 30, 2021, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$368,273,508
Aggregate gross unrealized depreciation	(54)

Net unrealized appreciation	$368,273,454

Federal income tax cost of investments in securities and derivative instruments, if applicable	$1,263,641,385

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CONSERVATIVE GROWTH STRATEGY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2021 (Unaudited)

ASSETS
Investments in Securities, at value:
Affiliated Issuers (Cost $1,263,483,091)	$1,631,914,839
Cash	128,041
Receivable for securities sold	681,956
Receivable for Portfolio shares sold	388,037
Other assets	15,594

Total assets	1,633,128,467

LIABILITIES
Payable for Portfolio shares redeemed	657,704
Distribution fees payable – Class IB	335,449
Administrative fees payable	157,883
Investment management fees payable	134,181
Accrued expenses	80,694

Total liabilities	1,365,911

NET ASSETS	$1,631,762,556

Net assets were comprised of:
Paid in capital	$1,214,249,239
Total distributable earnings (loss)	417,513,317

Net assets	$1,631,762,556

Class IB
Net asset value, offering and redemption price per share, $1,631,762,556 / 99,143,217 shares outstanding (unlimited amount authorized: $0.01 par value)	$16.46

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2021 (Unaudited)

INVESTMENT INCOME
Interest	$130

EXPENSES
Distribution fees – Class IB	2,015,457
Administrative fees	960,507
Investment management fees	806,177
Printing and mailing expenses	53,572
Professional fees	42,666
Custodian fees	24,594
Trustees’ fees	20,751
Miscellaneous	12,248

Total expenses	3,935,972

NET INVESTMENT INCOME (LOSS)	(3,935,842)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities (All realized gain (loss) from affiliates)	18,710,689
Net change in unrealized appreciation (depreciation) on investments in securities (All of change in unrealized appreciation (depreciation) from affiliates)	64,581,461

NET REALIZED AND UNREALIZED GAIN (LOSS)	83,292,150

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$79,356,308

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CONSERVATIVE GROWTH STRATEGY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31, 2020
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(3,935,842)	$12,994,018
Net realized gain (loss)	18,710,689	68,121,600
Net change in unrealized appreciation (depreciation)	64,581,461	54,955,838

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	79,356,308	136,071,456

Distributions to shareholders:
Class IB	—	(61,517,214)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 3,148,134 and 14,991,091 shares, respectively ]	50,617,211	221,976,256
Capital shares issued in reinvestment of dividends and distributions [ 0 and 3,971,844 shares, respectively ]	—	61,517,214
Capital shares repurchased [ (6,254,210) and (21,797,178) shares, respectively ]	(100,750,065)	(314,029,912)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(50,132,854)	(30,536,442)

TOTAL INCREASE (DECREASE) IN NET ASSETS	29,223,454	44,017,800
NET ASSETS:
Beginning of period	1,602,539,102	1,558,521,302

End of period	$1,631,762,556	$1,602,539,102

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CONSERVATIVE GROWTH STRATEGY PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31,
Class IB			2020		2019		2018		2017		2016
Net asset value, beginning of period	$15.67		$14.83		$13.45		$14.40		$13.63		$13.15

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	(0.04)		0.13		0.20		0.15		0.13		0.11
Net realized and unrealized gain (loss)	0.83		1.33		1.60		(0.62)		0.95		0.55

Total from investment operations	0.79		1.46		1.80		(0.47)		1.08		0.66

Less distributions:
Dividends from net investment income	—		(0.25)		(0.22)		(0.18)		(0.17)		(0.12)
Distributions from net realized gains	—		(0.37)		(0.20)		(0.30)		(0.14)		(0.06)

Total dividends and distributions	—		(0.62)		(0.42)		(0.48)		(0.31)		(0.18)

Net asset value, end of period	$16.46		$15.67		$14.83		$13.45		$14.40		$13.63

Total return (b)	5.04%		9.93%		13.40%		(3.29)%		7.97%		5.02%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,631,763		$1,602,539		$1,558,521		$1,375,253		$1,602,383		$1,530,025
Ratio of expenses to average net assets:
After waivers (a)(f)	0.49	%(j)	0.50	%(m)	0.51	%(n)	0.50	%(n)	0.49	%(n)	0.48	%(n)
Before waivers (a)(f)	0.49%		0.50%		0.51%		0.50%		0.51%		0.52%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)(x)	(0.49)%		0.87%		1.38%		1.06%		0.89%		0.83%
Before waivers (a)(f)(x)	(0.49)%		0.87%		1.38%		1.06%		0.87%		0.79%
Portfolio turnover rate^	5	%(z)	28%		15%		10%		8%		12%
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers would be 0.97% for Class IB.
(m)	Including direct and indirect expenses, the net expense ratio after waivers would be 0.99% for Class IB.
(n)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.00% for Class IB.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

EQ/BALANCED STRATEGY PORTFOLIO (Unaudited)

Table by Asset Class (as a percentage of Total Investments in Securities)

As of June 30, 2021
Equity	51.5%
Fixed Income	48.5

Top Holdings (as a percentage of Total Investments in Securities) As of June 30, 2021
EQ/500 Managed Volatility Portfolio	30.3%
EQ/Intermediate Government Bond Portfolio	21.9
EQ/Core Bond Index Portfolio	20.6
EQ/2000 Managed Volatility Portfolio	12.5
EQ/International Managed Volatility Portfolio	7.3
EQ/AB Short Duration Government Bond Portfolio	6.0
EQ/400 Managed Volatility Portfolio	1.3

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IA and Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2021 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/21	Ending Account Value 6/30/21	Expenses Paid During Period* 1/1/21 - 6/30/21
Class IA
Actual	$1,000.00	$1,065.70	$2.46
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.01	2.41
Class IB
Actual	1,000.00	1,065.60	2.46
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.41	2.41

* Expenses are equal to the Portfolio’s Class IA and Class IB shares annualized expense ratio of 0.48% and 0.48%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

EQ/BALANCED STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
Equity (51.5%)
EQ/2000 Managed Volatility Portfolio‡	20,473,440	$564,683,197
EQ/400 Managed Volatility Portfolio‡	2,126,428	57,909,526
EQ/500 Managed Volatility Portfolio‡	40,777,321	1,366,319,754
EQ/International Managed Volatility Portfolio‡	20,963,790	327,772,733

Total Equity		2,316,685,210

Fixed Income (48.5%)
EQ/AB Short Duration Government Bond Portfolio‡	27,144,606	270,046,070
EQ/Core Bond Index Portfolio‡	89,604,439	927,909,481
EQ/Intermediate Government Bond Portfolio‡	93,654,086	987,976,682

Total Fixed Income		2,185,932,233

Total Investments in Securities (100.0%) (Cost $3,469,911,317)		4,502,617,443
Other Assets Less Liabilities (0.0%)		(760,809)

Net Assets (100%)		$4,501,856,634

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

Investments in companies which were affiliates for the six months ended June 30, 2021, were as follows:

Security Description	Shares at June 30, 2021	Market Value December 31, 2020 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value June 30, 2021 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
INVESTMENT COMPANIES:
Equity
EQ/2000 Managed Volatility Portfolio	20,473,440	493,575,808	79,448,253	(90,176,518)	20,831,173	61,004,481	564,683,197	—	—
EQ/400 Managed Volatility Portfolio	2,126,428	53,105,109	9,053,212	(12,829,150)	1,954,024	6,626,331	57,909,526	—	—
EQ/500 Managed Volatility Portfolio	40,777,321	1,094,687,266	220,238,339	(109,471,256)	12,295,569	148,569,836	1,366,319,754	—	—
EQ/International Managed Volatility Portfolio	20,963,790	271,797,618	57,780,548	(24,446,559)	2,597,705	20,043,421	327,772,733	—	—
Fixed Income
EQ/AB Short Duration Government Bond Portfolio	27,144,606	214,732,476	64,946,694	(10,031,579)	(23)	398,502	270,046,070	—	—
EQ/Core Bond Index Portfolio	89,604,439	750,812,474	216,762,655	(31,638,057)	(66,440)	(7,961,151)	927,909,481	—	—
EQ/Intermediate Government Bond Portfolio	93,654,086	798,489,178	232,627,149	(34,338,867)	(58,320)	(8,742,458)	987,976,682	—	—

Total		3,677,199,929	880,856,850	(312,931,986)	37,553,688	219,938,962	4,502,617,443	—	—

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/BALANCED STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2021:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$4,502,617,443	$—	$4,502,617,443

Total Assets	$—	$4,502,617,443	$—	$4,502,617,443

Total Liabilities	$—	$—	$—	$—

Total	$—	$4,502,617,443	$—	$4,502,617,443

The Portfolio held no derivatives contracts during the six months ended June 30, 2021.

Investment security transactions for the six months ended June 30, 2021 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$880,856,850
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$312,931,986

As of June 30, 2021, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,032,422,979
Aggregate gross unrealized depreciation	(131)

Net unrealized appreciation	$1,032,422,848

Federal income tax cost of investments in securities and derivative instruments, if applicable	$3,470,194,595

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/BALANCED STRATEGY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2021 (Unaudited)

ASSETS
Investments in Securities, at value:
Affiliated Issuers (Cost $3,469,911,317)	$4,502,617,443
Cash	402,599
Receivable for securities sold	1,578,443
Receivable for Portfolio shares sold	327,068
Dividends, interest and other receivables	210,093
Securities lending income receivable	742
Other assets	42,993

Total assets	4,505,179,381

LIABILITIES
Payable for Portfolio shares redeemed	1,173,098
Distribution fees payable – Class IB	924,223
Investment management fees payable	539,092
Administrative fees payable	435,205
Distribution fees payable – Class IA	444
Accrued expenses	250,685

Total liabilities	3,322,747

NET ASSETS	$4,501,856,634

Net assets were comprised of:
Paid in capital	$3,351,011,173
Total distributable earnings (loss)	1,150,845,461

Net assets	$4,501,856,634

Class IA
Net asset value, offering and redemption price per share, $84,656 / 4,661 shares outstanding (unlimited amount authorized: $0.01 par value)	$18.16

Class IB
Net asset value, offering and redemption price per share, $4,501,771,978 / 247,486,039 shares outstanding (unlimited amount authorized: $0.01 par value)	$18.19

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2021 (Unaudited)

INVESTMENT INCOME
Interest	$244

EXPENSES
Distribution fees – Class IB	4,709,953
Administrative fees	2,244,269
Investment management fees	1,816,681
Printing and mailing expenses	113,263
Professional fees	73,019
Trustees’ fees	47,718
Custodian fees	30,426
Distribution fees – Class IA	104
Miscellaneous	27,333

Total expenses	9,062,766

NET INVESTMENT INCOME (LOSS)	(9,062,522)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities ($37,553,688 realized gain (loss) from affiliates)	37,553,289
Change in unrealized appreciation (depreciation) on:
Investments in securities (All of change in unrealized appreciation (depreciation) from affiliates)	219,938,962
Foreign currency translations	5,692

Net change in unrealized appreciation (depreciation)	219,944,654

NET REALIZED AND UNREALIZED GAIN (LOSS)	257,497,943

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$248,435,421

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/BALANCED STRATEGY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31, 2020
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(9,062,522)	$29,162,221
Net realized gain (loss)	37,553,289	180,791,265
Net change in unrealized appreciation (depreciation)	219,944,654	133,878,280

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	248,435,421	343,831,766

Distributions to shareholders:
Class IA	—	(3,623)
Class IB	—	(162,410,667)

Total distributions to shareholders	—	(162,414,290)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares issued in connection with merger (Note 8) [ 192,600 and 0 shares, respectively ]	3,449,858	—
Capital shares issued in reinvestment of dividends and distributions [ 0 and 216 shares, respectively ]	—	3,623
Capital shares repurchased [ (192,741) and (316) shares, respectively ]	(3,452,357)	(5,064)

Total Class IA transactions	(2,499)	(1,441)

Class IB
Capital shares sold [ 3,903,479 and 22,202,402 shares, respectively ]	69,144,106	351,388,243
Capital shares issued in connection with merger (Note 8) [ 39,881,495 and 0 shares, respectively ]	715,354,048	—
Capital shares issued in reinvestment of dividends and distributions [ 0 and 9,669,360 shares, respectively ]	—	162,410,667
Capital shares repurchased [ (11,737,624) and (41,438,985) shares, respectively ]	(208,006,373)	(633,220,496)

Total Class IB transactions	576,491,781	(119,421,586)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	576,489,282	(119,423,027)

TOTAL INCREASE (DECREASE) IN NET ASSETS	824,924,703	61,994,449
NET ASSETS:
Beginning of period	3,676,931,931	3,614,937,482

End of period	$4,501,856,634	$3,676,931,931

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/BALANCED STRATEGY PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31,
Class IA			2020		2019		2018		2017		2016
Net asset value, beginning of period	$17.04		$16.04		$14.33		$15.48		$14.41		$13.79

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	(0.03)		0.14		0.21		0.07		0.13		0.11
Net realized and unrealized gain (loss)	1.15		1.64		2.03		(0.70)		1.29		0.71

Total from investment operations	1.12		1.78		2.24		(0.63)		1.42		0.82

Less distributions:
Dividends from net investment income	—		(0.29)		(0.24)		(0.19)		(0.20)		(0.12)
Distributions from net realized gains	—		(0.49)		(0.29)		(0.33)		(0.15)		(0.08)

Total dividends and distributions	—		(0.78)		(0.53)		(0.52)		(0.35)		(0.20)

Net asset value, end of period	$18.16		$17.04		$16.04		$14.33		$15.48		$14.41

Total return (b)	6.57%		11.22%		15.65%		(4.16)%		9.86%		5.97%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$85		$82		$79		$73		$193		$188
Ratio of expenses to average net assets: (a)(f)	0.48	%(j)	0.49	%(m)	0.49	%(m)	0.50	%(n)	0.52	%(o)	0.52	%(jj)
Ratio of net investment income (loss) to average net assets: (a)(f)(x)	(0.48)%		0.84%		1.34%		0.44%		0.85%		0.75%
Portfolio turnover rate^	8	%(z)	27%		14%		10%		8%		13%

	Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31,
Class IB			2020		2019		2018		2017		2016
Net asset value, beginning of period	$17.07		$16.07		$14.35		$15.50		$14.43		$13.81

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	(0.04)		0.14		0.21		0.16		0.13		0.11
Net realized and unrealized gain (loss)	1.16		1.64		2.04		(0.79)		1.29		0.71

Total from investment operations	1.12		1.78		2.25		(0.63)		1.42		0.82

Less distributions:
Dividends from net investment income	—		(0.29)		(0.24)		(0.19)		(0.20)		(0.12)
Distributions from net realized gains	—		(0.49)		(0.29)		(0.33)		(0.15)		(0.08)

Total dividends and distributions	—		(0.78)		(0.53)		(0.52)		(0.35)		(0.20)

Net asset value, end of period	$18.19		$17.07		$16.07		$14.35		$15.50		$14.43

Total return (b)	6.56%		11.20%		15.70%		(4.15)%		9.84%		5.96%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$4,501,772		$3,676,850		$3,614,859		$3,218,857		$3,656,023		$3,406,193
Ratio of expenses to average net assets: (a)(f)	0.48	%(j)	0.49	%(m)	0.49	%(m)	0.50	%(n)	0.52	%(o)	0.52	%(jj)
Ratio of net investment income (loss) to average net assets: (a)(f)(x)	(0.48)%		0.86%		1.36%		1.06%		0.88%		0.81%
Portfolio turnover rate^	8	%(z)	27%		14%		10%		8%		13%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/BALANCED STRATEGY PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 0.97% for Class IA and 0.97% for Class IB.
(m)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.00% for Class IA and 1.00% for Class IB.
(n)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.01% for Class IA and 1.01% for Class IB.
(o)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.04% for Class IA and 1.04% for Class IB.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.
(jj)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.05% for Class IA and 1.05% for Class IB.

See Notes to Financial Statements.

EQ/MODERATE GROWTH STRATEGY PORTFOLIO (Unaudited)

Table by Asset Class (as a percentage of Total Investments in Securities)

As of June 30, 2021
Equity	61.6%
Fixed Income	38.4

Top Holdings (as a percentage of Total Investments in Securities) As of June 30, 2021
EQ/500 Managed Volatility Portfolio	36.0%
EQ/Intermediate Government Bond Portfolio	17.3
EQ/Core Bond Index Portfolio	16.5
EQ/2000 Managed Volatility Portfolio	15.3
EQ/International Managed Volatility Portfolio	8.5
EQ/AB Short Duration Government Bond Portfolio	4.7
EQ/400 Managed Volatility Portfolio	1.8

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2021 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ”Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/21	Ending Account Value 6/30/21	Expenses Paid During Period* 1/1/21 - 6/30/21
Class IB
Actual	$1,000.00	$1,081.70	$2.46
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.43	2.39

* Expenses are equal to the Portfolio’s Class IB shares annualized expense ratio of 0.48%, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

EQ/MODERATE GROWTH STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
Equity (61.6%)
EQ/2000 Managed Volatility Portfolio‡	42,303,950	$1,166,796,082
EQ/400 Managed Volatility Portfolio‡	5,004,376	136,285,377
EQ/500 Managed Volatility Portfolio‡	82,134,217	2,752,059,258
EQ/International Managed Volatility Portfolio‡	41,569,074	649,940,156

Total Equity		4,705,080,873

Fixed Income (38.4%)
EQ/AB Short Duration Government Bond Portfolio‡	36,135,274	359,489,052
EQ/Core Bond Index Portfolio‡	121,690,130	1,260,176,690
EQ/Intermediate Government Bond Portfolio‡	125,018,024	1,318,841,471

Total Fixed Income		2,938,507,213

Total Investments in Securities (100.0%) (Cost $5,166,643,732)		7,643,588,086
Other Assets Less Liabilities (0.0%)		(1,312,574)

Net Assets (100%)		$7,642,275,512

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

Investments in companies which were affiliates for the six months ended June 30, 2021, were as follows:

Security Description	Shares at June 30, 2021	Market Value December 31, 2020 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value June 30, 2021 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
INVESTMENT COMPANIES:
Equity
EQ/2000 Managed Volatility Portfolio	42,303,950	1,176,233,652	—	(199,385,340)	47,174,105	142,773,665	1,166,796,082	—	—
EQ/400 Managed Volatility Portfolio	5,004,376	141,017,675	—	(27,176,420)	4,273,624	18,170,498	136,285,377	—	—
EQ/500 Managed Volatility Portfolio	82,134,217	2,630,471,952	—	(250,671,472)	36,135,109	336,123,669	2,752,059,258	—	—
EQ/International Managed Volatility Portfolio	41,569,074	655,518,813	—	(60,000,794)	7,388,576	47,033,561	649,940,156	—	—
Fixed Income
EQ/AB Short Duration Government Bond Portfolio	36,135,274	343,297,502	34,699,999	(19,105,681)	(137)	597,369	359,489,052	—	—
EQ/Core Bond Index Portfolio	121,690,130	1,204,853,195	131,549,999	(63,048,748)	(85,094)	(13,092,662)	1,260,176,690	—	—
EQ/Intermediate Government Bond Portfolio	125,018,024	1,261,934,470	138,849,999	(67,825,167)	(93,644)	(14,024,187)	1,318,841,471	—	—

Total		7,413,327,259	305,099,997	(687,213,622)	94,792,539	517,581,913	7,643,588,086	—	—

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/MODERATE GROWTH STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2021:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$7,643,588,086	$—	$7,643,588,086

Total Assets	$—	$7,643,588,086	$—	$7,643,588,086

Total Liabilities	$—	$—	$—	$—

Total	$—	$7,643,588,086	$—	$7,643,588,086

The Portfolio held no derivatives contracts during the six months ended June 30, 2021.

Investment security transactions for the six months ended June 30, 2021 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$305,099,997
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$687,213,622

As of June 30, 2021, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,477,536,017
Aggregate gross unrealized depreciation	(46,993)

Net unrealized appreciation	$2,477,489,024

Federal income tax cost of investments in securities and derivative instruments, if applicable	$5,166,099,062

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/MODERATE GROWTH STRATEGY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2021 (Unaudited)

ASSETS
Investments in Securities, at value:
Affiliated Issuers (Cost $5,166,643,732)	$7,643,588,086
Cash	1,739,586
Receivable for securities sold	1,906,908
Receivable for Portfolio shares sold	332,532
Other assets	73,037

Total assets	7,647,640,149

LIABILITIES
Payable for Portfolio shares redeemed	2,258,302
Distribution fees payable – Class IB	1,570,237
Administrative fees payable	739,049
Investment management fees payable	582,461
Accrued expenses	214,588

Total liabilities	5,364,637

NET ASSETS	$7,642,275,512

Net assets were comprised of:
Paid in capital	$4,878,226,626
Total distributable earnings (loss)	2,764,048,886

Net assets	$7,642,275,512

Class IB
Net asset value, offering and redemption price per share, $7,642,275,512 / 374,552,404 shares outstanding (unlimited amount authorized: $0.01 par value)	$20.40

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2021 (Unaudited)

INVESTMENT INCOME
Interest	$345

EXPENSES
Distribution fees – Class IB	9,408,097
Administrative fees	4,483,445
Investment management fees	3,491,199
Printing and mailing expenses	218,169
Professional fees	127,961
Trustees’ fees	96,393
Custodian fees	34,263
Miscellaneous	55,609

Total expenses	17,915,136

NET INVESTMENT INCOME (LOSS)	(17,914,791)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities (All realized gain (loss) from affiliates)	94,792,539
Net change in unrealized appreciation (depreciation) on investments in securities (All of change in unrealized appreciation (depreciation) from affiliates)	517,581,913

NET REALIZED AND UNREALIZED GAIN (LOSS)	612,374,452

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$594,459,661

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/MODERATE GROWTH STRATEGY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31, 2020
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(17,914,791)	$57,039,815
Net realized gain (loss)	94,792,539	451,075,410
Net change in unrealized appreciation (depreciation)	517,581,913	257,268,873

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	594,459,661	765,384,098

Distributions to shareholders:
Class IB	—	(402,626,277)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 4,102,511 and 26,132,120 shares, respectively ]	81,085,856	450,088,409
Capital shares issued in reinvestment of dividends and distributions [ 0 and 21,744,071 shares, respectively ]	—	402,626,277
Capital shares repurchased [ (22,547,733) and (67,770,758) shares, respectively ]	(445,914,006)	(1,136,176,223)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(364,828,150)	(283,461,537)

TOTAL INCREASE (DECREASE) IN NET ASSETS	229,631,511	79,296,284
NET ASSETS:
Beginning of period	7,412,644,001	7,333,347,717

End of period	$7,642,275,512	$7,412,644,001

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/MODERATE GROWTH STRATEGY PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31,
Class IB			2020		2019		2018		2017		2016
Net asset value, beginning of period	$18.86		$17.76		$15.63		$17.11		$15.69		$14.89

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	(0.05)		0.15		0.23		0.18		0.15		0.13
Net realized and unrealized gain (loss)	1.59		2.02		2.57		(1.05)		1.70		0.92

Total from investment operations	1.54		2.17		2.80		(0.87)		1.85		1.05

Less distributions:
Dividends from net investment income	—		(0.35)		(0.26)		(0.21)		(0.23)		(0.14)
Distributions from net realized gains	—		(0.72)		(0.41)		(0.40)		(0.20)		(0.11)

Total dividends and distributions	—		(1.07)		(0.67)		(0.61)		(0.43)		(0.25)

Net asset value, end of period	$20.40		$18.86		$17.76		$15.63		$17.11		$15.69

Total return (b)	8.17%		12.38%		18.00%		(5.17)%		11.82%		7.01%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$7,642,276		$7,412,644		$7,333,348		$6,621,253		$7,534,635		$6,928,949
Ratio of expenses to average net assets (a)(f)	0.48	%(j)	0.48	%(m)	0.48	%(m)	0.49	%(n)	0.50	%(o)	0.51	%(jj)
Ratio of net investment income (loss) to average net assets: (a)(f)(x)	(0.48)%		0.83%		1.32%		1.02%		0.90%		0.83%
Portfolio turnover rate^	4	%(z)	24%		12%		9%		8%		13%
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 0.98% for Class IB.
(m)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.00% for Class IB.
(n)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.01% for Class IB.
(o)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.03% for Class IB.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.
(jj)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.06% for Class IB.

See Notes to Financial Statements.

EQ/GROWTH STRATEGY PORTFOLIO (Unaudited)

Table by Asset Class (as a percentage of Total Investments in Securities)

As of June 30, 2021
Equity	71.6%
Fixed Income	28.4

Top Holdings (as a percentage of Total Investments in Securities) As of June 30, 2021
EQ/500 Managed Volatility Portfolio	41.9%
EQ/2000 Managed Volatility Portfolio	17.8
EQ/Intermediate Government Bond Portfolio	12.8
EQ/Core Bond Index Portfolio	12.1
EQ/International Managed Volatility Portfolio	9.8
EQ/AB Short Duration Government Bond Portfolio	3.5
EQ/400 Managed Volatility Portfolio	2.1

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IA and Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2021 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/21	Ending Account Value 6/30/21	Expenses Paid During Period* 1/1/21 - 6/30/21
Class IA
Actual	$1,000.00	$1,097.50	$2.48
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.43	2.39
Class IB
Actual	1,000.00	1,097.40	2.48
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.43	2.39

* Expenses are equal to the Portfolio’s Class IA and Class IB shares annualized expense ratio of 0.48% and 0.48%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

EQ/GROWTH STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
Equity (71.6%)
EQ/2000 Managed Volatility Portfolio‡	39,227,302	$1,081,938,251
EQ/400 Managed Volatility Portfolio‡	4,611,328	125,581,408
EQ/500 Managed Volatility Portfolio‡	75,813,031	2,540,256,199
EQ/International Managed Volatility Portfolio‡	38,161,702	596,665,277

Total Equity		4,344,441,135

Fixed Income (28.4%)
EQ/AB Short Duration Government Bond Portfolio‡	21,165,146	210,559,857
EQ/Core Bond Index Portfolio‡	70,783,506	733,007,061
EQ/Intermediate Government Bond Portfolio‡	73,732,027	777,814,689

Total Fixed Income		1,721,381,607

Total Investments in Securities (100.0%) (Cost $4,087,542,153)		6,065,822,742
Other Assets Less Liabilities (0.0%)		(1,746,812)

Net Assets (100%)		$6,064,075,930

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

Investments in companies which were affiliates for the six months ended June 30, 2021, were as follows:

Security Description	Shares at June 30, 2021	Market Value December 31, 2020 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value June 30, 2021 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
INVESTMENT COMPANIES:
Equity
EQ/2000 Managed Volatility Portfolio	39,227,302	1,057,620,907	663,585	(149,085,731)	25,920,880	146,818,610	1,081,938,251	—	—
EQ/400 Managed Volatility Portfolio	4,611,328	125,712,291	63,198	(20,460,546)	2,680,778	17,585,687	125,581,408	—	—
EQ/500 Managed Volatility Portfolio	75,813,031	2,372,984,342	1,790,627	(175,015,466)	16,088,489	324,408,207	2,540,256,199	—	—
EQ/International Managed Volatility Portfolio	38,161,702	594,198,797	463,457	(47,644,003)	3,569,698	46,077,328	596,665,277	—	—
Fixed Income
EQ/AB Short Duration Government Bond Portfolio	21,165,146	196,558,268	23,557,997	(9,901,365)	(68)	345,025	210,559,857	—	—
EQ/Core Bond Index Portfolio	70,783,506	683,552,180	89,316,122	(32,344,458)	(59,351)	(7,457,432)	733,007,061	—	—
EQ/Intermediate Government Bond Portfolio	73,732,027	727,237,087	93,758,255	(34,984,822)	(45,331)	(8,150,500)	777,814,689	—	—

Total		5,757,863,872	209,613,241	(469,436,391)	48,155,095	519,626,925	6,065,822,742	—	—

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GROWTH STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2021:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$6,065,822,742	$—	$6,065,822,742

Total Assets	$—	$6,065,822,742	$—	$6,065,822,742

Total Liabilities	$—	$—	$—	$—

Total	$—	$6,065,822,742	$—	$6,065,822,742

The Portfolio held no derivatives contracts during the six months ended June 30, 2021.

Investment security transactions for the six months ended June 30, 2021 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$209,613,241
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$469,436,391

As of June 30, 2021, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,978,240,004
Aggregate gross unrealized depreciation	(42,441)

Net unrealized appreciation	$1,978,197,563

Federal income tax cost of investments in securities and derivative instruments, if applicable	$4,087,625,179

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GROWTH STRATEGY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2021 (Unaudited)

ASSETS
Investments in Securities, at value:
Affiliated Issuers (Cost $4,087,542,153)	$6,065,822,742
Cash	1,424,833
Receivable for securities sold	1,011,998
Receivable for Portfolio shares sold	315,152
Other assets	57,550

Total assets	6,068,632,275

LIABILITIES
Payable for Portfolio shares redeemed	2,081,242
Distribution fees payable – Class IB	1,244,255
Administrative fees payable	585,815
Investment management fees payable	468,501
Distribution fees payable – Class IA	408
Accrued expenses	176,124

Total liabilities	4,556,345

NET ASSETS	$6,064,075,930

Net assets were comprised of:
Paid in capital	$3,883,877,986
Total distributable earnings (loss)	2,180,197,944

Net assets	$6,064,075,930

Class IA
Net asset value, offering and redemption price per share, $1,992,586 / 87,202 shares outstanding (unlimited amount authorized: $0.01 par value)	$22.85

Class IB
Net asset value, offering and redemption price per share, $6,062,083,344 / 265,017,271 shares outstanding (unlimited amount authorized: $0.01 par value)	$22.87

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2021 (Unaudited)

INVESTMENT INCOME
Interest	$258

EXPENSES
Distribution fees – Class IB	7,398,632
Administrative fees	3,526,597
Investment management fees	2,787,926
Printing and mailing expenses	173,206
Professional fees	104,583
Trustees’ fees	75,328
Custodian fees	32,984
Distribution fees – Class IA	2,070
Miscellaneous	43,015

Total expenses	14,144,341

NET INVESTMENT INCOME (LOSS)	(14,144,083)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities (All realized gain (loss) from affiliates)	48,155,095
Net change in unrealized appreciation (depreciation) on investments in securities (All of change in unrealized appreciation (depreciation) from affiliates)	519,626,925

NET REALIZED AND UNREALIZED GAIN (LOSS)	567,782,020

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$553,637,937

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GROWTH STRATEGY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31, 2020
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(14,144,083)	$42,868,580
Net realized gain (loss)	48,155,095	332,614,809
Net change in unrealized appreciation (depreciation)	519,626,925	260,579,915

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	553,637,937	636,063,304

Distributions to shareholders:
Class IA	—	(79,250)
Class IB	—	(289,100,537)

Total distributions to shareholders	—	(289,179,787)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 32,969 and 0 shares, respectively ]	718,195	—
Capital shares issued in reinvestment of dividends and distributions [ 0 and 3,906 shares, respectively ]	—	79,250
Capital shares repurchased [ (21,688) and (1,434) shares, respectively ]	(459,141)	(27,340)

Total Class IA transactions	259,054	51,910

Class IB
Capital shares sold [ 3,514,446 and 21,695,569 shares, respectively ]	77,452,682	401,454,173
Capital shares issued in reinvestment of dividends and distributions [ 0 and 14,232,903 shares, respectively ]	—	289,100,537
Capital shares repurchased [ (14,663,869) and (48,099,813) shares, respectively ]	(323,377,997)	(857,075,754)

Total Class IB transactions	(245,925,315)	(166,521,044)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(245,666,261)	(166,469,134)

TOTAL INCREASE (DECREASE) IN NET ASSETS	307,971,676	180,414,383
NET ASSETS:
Beginning of period	5,756,104,254	5,575,689,871

End of period	$6,064,075,930	$5,756,104,254

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GROWTH STRATEGY PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31,
Class IA			2020		2019		2018		2017		2016
Net asset value, beginning of period	$20.82		$19.31		$16.60		$18.23		$16.40		$15.43

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	(0.05)		0.16		0.25		0.18		0.16		0.13
Net realized and unrealized gain (loss)	2.08		2.44		3.10		(1.27)		2.10		1.11

Total from investment operations	2.03		2.60		3.35		(1.09)		2.26		1.24

Less distributions:
Dividends from net investment income	—		(0.40)		(0.29)		(0.22)		(0.27)		(0.15)
Distributions from net realized gains	—		(0.69)		(0.35)		(0.32)		(0.16)		(0.12)

Total dividends and distributions	—		(1.09)		(0.64)		(0.54)		(0.43)		(0.27)

Net asset value, end of period	$22.85		$20.82		$19.31		$16.60		$18.23		$16.40

Total return (b)	9.75%		13.66%		20.23%		(6.08)%		13.75%		8.07%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,993		$1,580		$1,419		$1,294		$1,528		$1,370
Ratio of expenses to average net assets (a)(f)	0.48	%(j)	0.49	%(m)	0.48	%(n)	0.49	%(o)	0.50	%(jj)	0.51	%(mm)
Ratio of net investment income (loss) to average net assets: (a)(f)(x)	(0.48)%		0.85%		1.33%		0.95%		0.92%		0.83%
Portfolio turnover rate^	4	%(z)	24%		11%		10%		5%		15%

	Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31,
Class IB			2020		2019		2018		2017		2016
Net asset value, beginning of period	$20.84		$19.33		$16.62		$18.25		$16.42		$15.44

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	(0.05)		0.16		0.25		0.19		0.17		0.14
Net realized and unrealized gain (loss)	2.08		2.44		3.10		(1.28)		2.09		1.11

Total from investment operations	2.03		2.60		3.35		(1.09)		2.26		1.25

Less distributions:
Dividends from net investment income	—		(0.40)		(0.29)		(0.22)		(0.27)		(0.15)
Distributions from net realized gains	—		(0.69)		(0.35)		(0.32)		(0.16)		(0.12)

Total dividends and distributions	—		(1.09)		(0.64)		(0.54)		(0.43)		(0.27)

Net asset value, end of period	$22.87		$20.84		$19.33		$16.62		$18.25		$16.42

Total return (b)	9.74%		13.64%		20.21%		(6.07)%		13.74%		8.13%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$6,062,083		$5,754,524		$5,574,271		$4,727,029		$5,201,255		$4,423,238
Ratio of expenses to average net assets (a)(f)	0.48	%(j)	0.49	%(m)	0.48	%(n)	0.49	%(o)	0.50	%(jj)	0.51	%(mm)
Ratio of net investment income (loss) to average net assets: (a)(f)(x)	(0.48)%		0.82%		1.33%		1.01%		0.95%		0.88%
Portfolio turnover rate^	4	%(z)	24%		11%		10%		5%		15%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GROWTH STRATEGY PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.00% for Class IA and 1.00% for Class IB.
(m)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.02% for Class IA and 1.02% for Class IB.
(n)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.01% for Class IA and 1.01% for Class IB.
(o)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.03% for Class IA and 1.03% for Class IB.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.
(jj)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.04% for Class IA and 1.04% for Class IB.
(mm)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.07% for Class IA and 1.07% for Class IB.

See Notes to Financial Statements.

EQ/AGGRESSIVE GROWTH STRATEGY PORTFOLIO (Unaudited)

Table by Asset Class (as a percentage of Total Investments in Securities)

As of June 30, 2021
Equity	81.7%
Fixed Income	18.3

Top Holdings (as a percentage of Total Investments in Securities) As of June 30, 2021
EQ/500 Managed Volatility Portfolio	47.9%
EQ/2000 Managed Volatility Portfolio	20.2
EQ/International Managed Volatility Portfolio	11.2
EQ/Intermediate Government Bond Portfolio	8.5
EQ/Core Bond Index Portfolio	7.7
EQ/400 Managed Volatility Portfolio	2.4
EQ/AB Short Duration Government Bond Portfolio	2.2

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2021 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/21	Ending Account Value 6/30/21	Expenses Paid During Period* 1/1/21 - 6/30/21
Class IB
Actual	$1,000.00	$1,114.00	$2.50
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.43	2.40

* Expenses are equal to the Portfolio’s Class IB shares annualized expense ratio of 0.48%, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

EQ/AGGRESSIVE GROWTH STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
Equity (81.7%)
EQ/2000 Managed Volatility Portfolio‡	43,964,524	$1,212,596,791
EQ/400 Managed Volatility Portfolio‡	5,325,714	145,036,473
EQ/500 Managed Volatility Portfolio‡	85,954,758	2,880,073,568
EQ/International Managed Volatility Portfolio‡	43,214,395	675,665,060

Total Equity		4,913,371,892

Fixed Income (18.3%)
EQ/AB Short Duration Government Bond Portfolio‡	13,029,561	129,623,606
EQ/Core Bond Index Portfolio‡	44,853,504	464,485,830
EQ/Intermediate Government Bond Portfolio‡	48,351,815	510,073,487

Total Fixed Income		1,104,182,923

Total Investments in Securities (100.0%) (Cost $4,305,081,309)		6,017,554,815
Other Assets Less Liabilities (0.0%)		(532,461)

Net Assets (100%)		$6,017,022,354

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

Investments in companies which were affiliates for the six months ended June 30, 2021, were as follows:

Security Description	Shares at June 30, 2021	Market Value December 31, 2020 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value June 30, 2021 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
INVESTMENT COMPANIES:
Equity
EQ/2000 Managed Volatility Portfolio	43,964,524	1,126,197,113	4,071,072	(105,580,890)	12,781,733	175,127,763	1,212,596,791	—	—
EQ/400 Managed Volatility Portfolio	5,325,714	137,798,194	452,342	(15,897,877)	1,676,576	21,007,238	145,036,473	—	—
EQ/500 Managed Volatility Portfolio	85,954,758	2,648,819,010	10,912,732	(161,423,774)	12,748,440	369,017,160	2,880,073,568	—	—
EQ/International Managed Volatility Portfolio	43,214,395	667,585,270	2,883,675	(50,511,464)	2,541,522	53,166,057	675,665,060	—	—
Fixed Income
EQ/AB Short Duration Government Bond Portfolio	13,029,561	117,497,362	17,665,426	(5,747,346)	(33)	208,197	129,623,606	—	—
EQ/Core Bond Index Portfolio	44,853,504	422,924,312	64,609,366	(18,391,507)	(45,079)	(4,611,262)	464,485,830	—	—
EQ/Intermediate Government Bond Portfolio	48,351,815	465,669,756	69,222,452	(19,540,976)	(31,265)	(5,246,480)	510,073,487	—	—

Total		5,586,491,017	169,817,065	(377,093,834)	29,671,894	608,668,673	6,017,554,815	—	—

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AGGRESSIVE GROWTH STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2021:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$6,017,554,815	$—	$6,017,554,815

Total Assets	$—	$6,017,554,815	$—	$6,017,554,815

Total Liabilities	$—	$—	$—	$—

Total	$—	$6,017,554,815	$—	$6,017,554,815

The Portfolio held no derivatives contracts during the six months ended June 30, 2021.

Investment security transactions for the six months ended June 30, 2021 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$169,817,065
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$377,093,834

As of June 30, 2021, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,704,389,042
Aggregate gross unrealized depreciation	(115,008)

Net unrealized appreciation	$1,704,274,034

Federal income tax cost of investments in securities and derivative instruments, if applicable	$4,313,280,781

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AGGRESSIVE GROWTH STRATEGY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2021 (Unaudited)

ASSETS
Investments in Securities, at value:
Affiliated Issuers (Cost $4,305,081,309)	$6,017,554,815
Cash	237,749
Receivable for securities sold	1,398,597
Receivable for Portfolio shares sold	1,387,501
Other assets	56,226

Total assets	6,020,634,888

LIABILITIES
Distribution fees payable – Class IB	1,232,582
Payable for Portfolio shares redeemed	1,075,456
Administrative fees payable	580,128
Investment management fees payable	443,965
Accrued expenses	280,403

Total liabilities	3,612,534

NET ASSETS	$6,017,022,354

Net assets were comprised of:
Paid in capital	$4,111,724,841
Total distributable earnings (loss)	1,905,297,513

Net assets	$6,017,022,354

Class IB
Net asset value, offering and redemption price per share, $6,017,022,354 / 306,434,382 shares outstanding (unlimited amount authorized: $0.01 par value)	$19.64

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2021 (Unaudited)

INVESTMENT INCOME
Interest	$223

EXPENSES
Distribution fees – Class IB	7,251,893
Administrative fees	3,455,487
Investment management fees	2,734,617
Printing and mailing expenses	169,843
Professional fees	103,648
Trustees’ fees	73,428
Custodian fees	37,576
Miscellaneous	40,144

Total expenses	13,866,636

NET INVESTMENT INCOME (LOSS)	(13,866,413)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities (All realized gain (loss) from affiliates)	29,671,894
Net change in unrealized appreciation (depreciation) on investments in securities (All of change in unrealized appreciation (depreciation) from affiliates)	608,668,673

NET REALIZED AND UNREALIZED GAIN (LOSS)	638,340,567

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$624,474,154

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AGGRESSIVE GROWTH STRATEGY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31, 2020
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(13,866,413)	$42,067,329
Net realized gain (loss)	29,671,894	297,688,484
Net change in unrealized appreciation (depreciation)	608,668,673	333,854,710

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	624,474,154	673,610,523

Distributions to shareholders:
Class IB	—	(218,636,989)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 6,556,987 and 23,988,792 shares, respectively ]	124,041,114	366,683,641
Capital shares issued in connection with merger (Note 8) [ 0 and 61,180,823 shares, respectively ]	—	967,917,134
Capital shares issued in reinvestment of dividends and distributions [ 0 and 12,809,156 shares, respectively ]	—	218,636,989
Capital shares repurchased [ (16,787,017) and (50,723,451) shares, respectively ]	(315,174,360)	(746,316,502)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(191,133,246)	806,921,262

TOTAL INCREASE (DECREASE) IN NET ASSETS	433,340,908	1,261,894,796
NET ASSETS:
Beginning of period	5,583,681,446	4,321,786,650

End of period	$6,017,022,354	$5,583,681,446

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AGGRESSIVE GROWTH STRATEGY PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31,
Class IB			2020		2019		2018		2017		2016
Net asset value, beginning of period	$17.63		$16.04		$13.49		$14.93		$13.22		$12.33

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	(0.04)		0.15		0.20		0.15		0.14		0.12
Net realized and unrealized gain (loss)	2.05		2.15		2.83		(1.17)		1.92		1.01

Total from investment operations	2.01		2.30		3.03		(1.02)		2.06		1.13

Less distributions:
Dividends from net investment income	—		(0.36)		(0.24)		(0.18)		(0.23)		(0.13)
Distributions from net realized gains	—		(0.35)		(0.24)		(0.24)		(0.12)		(0.11)

Total dividends and distributions	—		(0.71)		(0.48)		(0.42)		(0.35)		(0.24)

Net asset value, end of period	$19.64		$17.63		$16.04		$13.49		$14.93		$13.22

Total return (b)	11.40%		14.52%		22.51%		(6.97)%		15.63%		9.15%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$6,017,022		$5,583,681		$4,321,787		$3,434,710		$3,578,052		$2,709,357
Ratio of expenses to average net assets: (a)(f)	0.48	%(j)	0.49	%(m)	0.49	%(n)	0.49	%(o)	0.50	%(jj)	0.51	%(mm)
Ratio of net investment income (loss) to average net assets: (a)(f)(x)	(0.48)%		0.92%		1.34%		1.01%		1.01%		0.96%
Portfolio turnover rate^	3	%(z)	21%		8%		6%		3%		20%
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.01% for Class IB.
(m)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.03% for Class IB.
(n)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.04% for Class IB.
(o)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.05% for Class IB.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.
(jj)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.06% for Class IB.
(mm)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.08% for Class IB.

See Notes to Financial Statements.

1290 VT LOW VOLATILITY GLOBAL EQUITY PORTFOLIO (Unaudited)

Table by Asset Class (as a percentage of Total Investments in Securities)

As of June 30, 2021
Equity	91.7%
Repurchase Agreements	8.3

Top 10 Holdings (as a percentage of Total Investments in Securities) As of June 30, 2021
iShares MSCI Global Min Vol Factor ETF	25.6%
Invesco S&P International Developed Low Volatility ETF	11.9
iShares MSCI EAFE Min Vol Factor ETF	11.7
Invesco S&P MidCap Low Volatility ETF	6.1
Invesco S&P Emerging Markets Low Volatility ETF	5.6
iShares MSCI Emerging Markets Min Vol Factor ETF	5.5
iShares MSCI USA Min Vol Factor ETF	5.1
Invesco S&P 500 Low Volatility ETF	4.8
SPDR SSGA US Large Cap Low Volatility Index ETF	4.8
Citigroup Global Markets, Inc.	4.7

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2021 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/21	Ending Account Value 6/30/21	Expenses Paid During Period* 1/1/21 - 6/30/21
Class IB
Actual	$1,000.00	$1,085.00	$3.52
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.41	3.42
Class K
Actual	1,000.00	1,086.60	2.23
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.65	2.17

* Expenses are equal to the Portfolio’s Class IB and Class K shares annualized expense ratio of 0.68% and 0.43%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

1290 VT LOW VOLATILITY GLOBAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
EXCHANGE TRADED FUNDS (ETF):
Equity (99.6%)
Invesco S&P 500 High Dividend Low Volatility ETF (x)	18,270	$805,342
Invesco S&P 500 Low Volatility ETF (x)	13,910	847,258
Invesco S&P Emerging Markets Low Volatility ETF	40,350	975,663
Invesco S&P International Developed Low Volatility ETF	67,500	2,086,425
Invesco S&P MidCap Low Volatility ETF (x)	20,110	1,075,483
Invesco S&P SmallCap Low Volatility ETF (x)	11,770	551,895
iShares MSCI EAFE Min Vol Factor ETF	27,220	2,056,199
iShares MSCI Emerging Markets Min Vol Factor ETF	15,050	965,608
iShares MSCI Global Min Vol Factor ETF (x)	43,690	4,493,953
iShares MSCI USA Min Vol Factor ETF	12,130	892,889
SPDR SSGA US Large Cap Low Volatility Index ETF (x)	6,360	846,516
SPDR SSGA US Small Cap Low Volatility Index ETF (x)	4,620	520,166

Total Exchange Traded Funds (99.6%) (Cost $12,670,669)		16,117,397

SHORT-TERM INVESTMENTS:
Investment Company (3.1%)
BlackRock Liquidity FedFund, Institutional Shares (xx)	500,000	500,000

	Principal Amount	Value (Note 1)
Repurchase Agreements (5.9%)
Citigroup Global Markets, Inc., 0.07%, dated 6/30/21, due 7/1/21, repurchase price $829,784, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-5.000%, maturing 4/30/22-2/15/42; total market value $846,378. (xx)	$829,782	829,782
HSBC Bank plc, 0.10%, dated 6/30/21, due 7/1/21, repurchase price $60,655, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-6.125%, maturing 7/15/21-2/15/50; total market value $61,893. (xx)	60,655	60,655
HSBC Bank plc, 0.10%, dated 6/30/21, due 7/1/21, repurchase price $67,327, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-6.125%, maturing 7/15/21-2/15/50; total market value $68,701. (xx)	67,327	67,327

Total Repurchase Agreements		957,764

Total Short-Term Investments (9.0%) (Cost $1,457,764)		1,457,764

Total Investments in Securities (108.6%) (Cost $14,128,433)		17,575,161
Other Assets Less Liabilities (-8.6%)		(1,385,348)

Net Assets (100%)		$16,189,813

(x)	All or a portion of security is on loan at June 30, 2021.
(xx)

At June 30, 2021, the Portfolio had loaned securities with a total value of $1,498,281. This was collateralized by $69,959 of various U.S. Government Treasury Securities, ranging from 0.000% - 3.875%, maturing 7/22/21 - 2/15/49 and by cash of $1,457,764 which was subsequently invested in an investment company and joint repurchase agreements as detailed in the Notes to the Financial Statements.

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2021:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds
Exchange Traded Funds	$16,117,397	$—	$—	$16,117,397
Short-Term Investments
Investment Company	500,000	—	—	500,000
Repurchase Agreements	—	957,764	—	957,764

Total Assets	$16,617,397	$957,764	$—	$17,575,161

Total Liabilities	$—	$—	$—	$—

Total	$16,617,397	$957,764	$—	$17,575,161

The Portfolio held no derivatives contracts during the six months ended June 30, 2021.

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT LOW VOLATILITY GLOBAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

Investment security transactions for the six months ended June 30, 2021 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$243,799
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$488,119

As of June 30, 2021, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$3,440,005
Aggregate gross unrealized depreciation	(247)

Net unrealized appreciation	$3,439,758

Federal income tax cost of investments in securities and derivative instruments, if applicable	$14,135,403

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT LOW VOLATILITY GLOBAL EQUITY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2021 (Unaudited)

ASSETS
Investments in Securities, at value (x)
Unaffiliated Issuers (Cost $13,170,669)	$16,617,397
Repurchase Agreements (Cost $957,764)	957,764
Cash	151,949
Receivable for Portfolio shares sold	4,519
Securities lending income receivable	3,928
Other assets	153

Total assets	17,735,710

LIABILITIES
Payable for return of collateral on securities loaned	1,457,764
Payable for securities purchased	40,115
Distribution fees payable – Class IB	803
Administrative fees payable	610
Payable for Portfolio shares redeemed	117
Accrued expenses	46,488

Total liabilities	1,545,897

NET ASSETS	$16,189,813

Net assets were comprised of:
Paid in capital	$12,561,080
Total distributable earnings (loss)	3,628,733

Net assets	$16,189,813

Class IB
Net asset value, offering and redemption price per share, $3,909,814 / 294,346 shares outstanding (unlimited amount authorized: $0.01 par value)	$13.28

Class K
Net asset value, offering and redemption price per share, $12,279,999 / 923,284 shares outstanding (unlimited amount authorized: $0.01 par value)	$13.30

(x)	Includes value of securities on loan of $1,498,281.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2021 (Unaudited)

INVESTMENT INCOME
Dividends	$181,227
Interest	15
Securities lending (net)	19,823

Total income	201,065

EXPENSES
Investment management fees	39,218
Professional fees	19,861
Printing and mailing expenses	10,344
Administrative fees	7,254
Distribution fees – Class IB	4,685
Custodian fees	4,304
Trustees’ fees	199
Miscellaneous	88

Gross expenses	85,953
Less: Waiver from investment manager	(46,472)
Reimbursement from investment manager	(908)

Net expenses	38,573

NET INVESTMENT INCOME (LOSS)	162,492

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities	31,674
Net change in unrealized appreciation (depreciation) on investments in securities	1,108,301

NET REALIZED AND UNREALIZED GAIN (LOSS)	1,139,975

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,302,467

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT LOW VOLATILITY GLOBAL EQUITY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31, 2020
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$162,492	$303,344
Net realized gain (loss)	31,674	54,037
Net change in unrealized appreciation (depreciation)	1,108,301	(250,831)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	1,302,467	106,550

Distributions to shareholders:
Class IB	—	(90,238)
Class K	—	(317,334)

Total distributions to shareholders	—	(407,572)

Tax return of capital:
Class IB	—	(15,068)
Class K	—	(54,434)

Total	—	(69,502)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 41,200 and 54,775 shares, respectively ]	532,429	610,199
Capital shares issued in reinvestment of dividends and distributions [ 0 and 8,792 shares, respectively ]	—	105,306
Capital shares repurchased [ (40,603) and (61,690) shares, respectively ]	(530,089)	(692,359)

Total Class IB transactions	2,340	23,146

Class K
Capital shares sold [ 10,081 and 395,250 shares, respectively ]	130,256	4,448,643
Capital shares issued in reinvestment of dividends and distributions [ 0 and 31,025 shares, respectively ]	—	371,768
Capital shares repurchased [ (42,234) and (216,383) shares, respectively ]	(540,473)	(2,445,080)

Total Class K transactions	(410,217)	2,375,331

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(407,877)	2,398,477

TOTAL INCREASE (DECREASE) IN NET ASSETS	894,590	2,027,953
NET ASSETS:
Beginning of period	15,295,223	13,267,270

End of period	$16,189,813	$15,295,223

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT LOW VOLATILITY GLOBAL EQUITY PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31,
Class IB			2020		2019		2018		2017		2016
Net asset value, beginning of period	$12.24		$12.79		$10.97		$11.76		$10.21		$9.91

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.12		0.23		0.36		0.32		0.22		0.27
Net realized and unrealized gain (loss)	0.92		(0.41)		1.83		(0.72)		1.66		0.58

Total from investment operations	1.04		(0.18)		2.19		(0.40)		1.88		0.85

Less distributions:
Dividends from net investment income	—		(0.27)		(0.33)		(0.29)		(0.30)		(0.25)
Distributions from net realized gains	—		(0.05)		(0.04)		(0.10)		(0.03)		(0.30)
Return of capital	—		(0.05)		—		—		—		—

Total dividends and distributions	—		(0.37)		(0.37)		(0.39)		(0.33)		(0.55)

Net asset value, end of period	$13.28		$12.24		$12.79		$10.97		$11.76		$10.21

Total return (b)	8.50%		(1.33)%		19.98%		(3.58)%		18.45%		8.60%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$3,910		$3,597		$3,733		$3,268		$2,520		$2,729
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.68	%(j)	0.69	%**(n)	0.68	%(j)	0.68	%(j)	0.76	%(m)	0.95%
Before waivers and reimbursements (a)(f)	1.29%		1.56%		1.59%		1.77%		1.65%		2.31%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)(x)	1.89%		1.98%		2.95%		2.72%		1.98%		2.60%
Before waivers and reimbursements (a)(f)(x)	1.29%		1.11%		2.05%		1.64%		1.09%		1.24%
Portfolio turnover rate^	2	%(z)	15%		9%		2%		34%		15%

	Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31,
Class K			2020		2019		2018		2017		2016
Net asset value, beginning of period	$12.24		$12.79		$10.97		$11.76		$10.21		$9.91

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.14		0.27		0.41		0.33		0.29		0.28
Net realized and unrealized gain (loss)	0.92		(0.42)		1.81		(0.70)		1.62		0.60

Total from investment operations	1.06		(0.15)		2.22		(0.37)		1.91		0.88

Less distributions:
Dividends from net investment income	—		(0.28)		(0.36)		(0.32)		(0.33)		(0.28)
Distributions from net realized gains	—		(0.05)		(0.04)		(0.10)		(0.03)		(0.30)
Return of capital	—		(0.07)		—		—		—		—

Total dividends and distributions	—		(0.40)		(0.40)		(0.42)		(0.36)		(0.58)

Net asset value, end of period	$13.30		$12.24		$12.79		$10.97		$11.76		$10.21

Total return (b)	8.66%		(1.10)%		20.26%		(3.34)%		18.74%		8.89%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$12,280		$11,699		$9,534		$7,235		$6,904		$2,358
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.43	%(j)	0.44	%**(n)	0.43	%(j)	0.43	%(j)	0.49	%(m)	0.70%
Before waivers and reimbursements (a)(f)	1.04%		1.32%		1.35%		1.48%		1.43%		1.99%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)(x)	2.13%		2.33%		3.31%		2.78%		2.59%		2.66%
Before waivers and reimbursements (a)(f)(x)	1.52%		1.45%		2.40%		1.73%		1.65%		1.37%
Portfolio turnover rate^	2	%(z)	15%		9%		2%		34%		15%

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT LOW VOLATILITY GLOBAL EQUITY PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

**	Includes Tax expense of 0.01%.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 0.90% for Class IB and 0.65% for Class K.
(m)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 0.92% for Class IB and 0.65% for Class K.
(n)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 0.91% for Class IB and 0.66% for Class K.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

1290 VT MODERATE GROWTH ALLOCATION PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2021	% of Net Assets
Exchange Traded Funds	99.3%
Repurchase Agreements	1.8
Investment Company	0.6
Cash and Other	(1.7)

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2021 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/21	Ending Account Value 6/30/21	Expenses Paid During Period* 1/1/21 - 6/30/21
Class IB
Actual	$1,000.00	$1,079.10	$5.35
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.64	5.20
Class K†
Actual	1,000.00	1,023.80	1.79
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.84	4.00

† Class K ceased operations after the close of business on March 22, 2021.

* Expenses are equal to the Portfolio’s Class IB and Class K shares annualized expense ratio of 1.04% and 0.80%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 for Class IB and the hypothetical example for all classes (to reflect the one-half year period) and multiplied by 81/365 for Class K (to reflect the actual number of days the Class was in operation in the period).

EQ ADVISORS TRUST

1290 VT MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
EXCHANGE TRADED FUNDS (ETF):
Equity (64.4%)
iShares Core MSCI EAFE ETF	121,340	$9,083,512
iShares Core S&P 500 ETF	22,900	9,845,168
iShares Core S&P Mid-Cap ETF	12,050	3,238,196
iShares Core S&P Small-Cap ETF	5,850	660,933
iShares MSCI EAFE ETF	32,460	2,560,445
iShares Russell 2000 ETF (x)	2,780	637,649
Vanguard Large-Cap ETF (x)	16,160	3,244,120
Vanguard S&P 500 ETF	25,270	9,944,250

Total Equity		39,214,273

Fixed Income (34.9%)
Vanguard Intermediate-Term Corporate Bond ETF	223,850	21,281,420

Total Exchange Traded Funds (99.3%) (Cost $51,139,608)		60,495,693

SHORT-TERM INVESTMENTS:
Investment Company (0.6%)
JPMorgan Prime Money Market Fund, IM Shares	362,904	363,086

	Principal Amount	Value (Note 1)
Repurchase Agreements (1.8%)
Citigroup Global Markets, Inc., 0.07%, dated 6/30/21, due 7/1/21, repurchase price $918,253, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-5.000%, maturing 4/30/22-2/15/42; total market value $936,616. (xx)	$918,251	918,251
HSBC Bank plc, 0.10%, dated 6/30/21, due 7/1/21, repurchase price $83,879, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-6.125%, maturing 7/15/21-2/15/50; total market value $85,591. (xx)	83,879	83,879
HSBC Bank plc, 0.10%, dated 6/30/21, due 7/1/21, repurchase price $93,105, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-6.125%, maturing 7/15/21-2/15/50; total market value $95,005. (xx)	93,105	93,105

Total Repurchase Agreements		1,095,235

Total Short-Term Investments (2.4%) (Cost $1,458,329)		1,458,321

Total Investments in Securities (101.7%) (Cost $52,597,937)		61,954,014
Other Assets Less Liabilities (-1.7%)		(1,028,965)

Net Assets (100%)		$60,925,049

(x)	All or a portion of security is on loan at June 30, 2021.
(xx)

At June 30, 2021, the Portfolio had loaned securities with a total value of $1,336,734. This was collateralized by $271,427 of various U.S. Government Treasury Securities, ranging from 0.000% - 3.875%, maturing 7/22/21 - 11/15/50 and by cash of $1,095,235 which was subsequently invested in joint repurchase agreements as detailed in the Notes to the Financial Statements.

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2021:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds	$60,495,693	$—	$—	$60,495,693
Short-Term Investments
Investment Company	363,086	—	—	363,086
Repurchase Agreements	—	1,095,235	—	1,095,235

Total Assets	$60,858,779	$1,095,235	$—	$61,954,014

Total Liabilities	$—	$—	$—	$—

Total	$60,858,779	$1,095,235	$—	$61,954,014

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

The Portfolio held no derivatives contracts during the six months ended June 30, 2021.

Investment security transactions for the six months ended June 30, 2021 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$12,494,055
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$3,900,356

As of June 30, 2021, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$9,079,730
Aggregate gross unrealized depreciation	(10)

Net unrealized appreciation	$9,079,720

Federal income tax cost of investments in securities and derivative instruments, if applicable	$52,874,294

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT MODERATE GROWTH ALLOCATION PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2021 (Unaudited)

ASSETS
Investments in Securities, at value (x)
Unaffiliated Issuers (Cost $51,502,702)	$60,858,779
Repurchase Agreements (Cost $1,095,235)	1,095,235
Cash	149,999
Receivable for Portfolio shares sold	104,739
Dividends, interest and other receivables	33,701
Securities lending income receivable	830
Other assets	686

Total assets	62,243,969

LIABILITIES
Payable for return of collateral on securities loaned	1,095,235
Payable for securities purchased	142,480
Investment management fees payable	27,501
Distribution fees payable – Class IB	12,351
Administrative fees payable	5,813
Payable for Portfolio shares redeemed	92
Accrued expenses	35,448

Total liabilities	1,318,920

NET ASSETS	$60,925,049

Net assets were comprised of:
Paid in capital	$51,977,981
Total distributable earnings (loss)	8,947,068

Net assets	$60,925,049

Class IB
Net asset value, offering and redemption price per share, $60,925,049 / 4,806,263 shares outstanding (unlimited amount authorized: $0.01 par value)	$12.68

(x)	Includes value of securities on loan of $1,336,734.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2021 (Unaudited)

INVESTMENT INCOME
Dividends	$493,578
Interest	37
Securities lending (net)	4,837

Total income	498,452

EXPENSES
Investment management fees	190,292
Distribution fees – Class IB	65,778
Administrative fees	32,371
Professional fees	21,443
Printing and mailing expenses	11,391
Custodian fees	2,083
Trustees’ fees	664
Miscellaneous	267

Gross expenses	324,289
Less: Waiver from investment manager	(43,946)

Net expenses	280,343

NET INVESTMENT INCOME (LOSS)	218,109

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities	95,964
Net distributions of realized gain received from underlying funds	24,341

Net realized gain (loss)	120,305

Net change in unrealized appreciation (depreciation) on investments in securities	3,760,181

NET REALIZED AND UNREALIZED GAIN (LOSS)	3,880,486

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$4,098,595

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT MODERATE GROWTH ALLOCATION PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31, 2020
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$218,109	$415,700
Net realized gain (loss)	120,305	(733,575)
Net change in unrealized appreciation (depreciation)	3,760,181	4,275,868

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	4,098,595	3,957,993

Distributions to shareholders:
Class IB	—	(415,538)
Class K	—	(45,724)

Total distributions to shareholders	—	(461,262)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 1,062,379 and 2,106,757 shares, respectively ]	12,938,964	22,383,359
Capital shares issued in reinvestment of dividends and distributions [ 0 and 36,218 shares, respectively ]	—	415,538
Capital shares repurchased [ (36,305) and (106,575) shares, respectively ]	(438,010)	(1,161,230)

Total Class IB transactions	12,500,954	21,637,667

Class K (b)
Capital shares issued in reinvestment of dividends and distributions [ 0 and 3,982 shares, respectively ]	—	45,724
Capital shares repurchased [ (329,418) and (175,577) shares, respectively ]	(3,964,189)	(1,953,638)

Total Class K transactions	(3,964,189)	(1,907,914)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	8,536,765	19,729,753

TOTAL INCREASE (DECREASE) IN NET ASSETS	12,635,360	23,226,484
NET ASSETS:
Beginning of period	48,289,689	25,063,205

End of period	$60,925,049	$48,289,689

(b) After the close of business on March 22, 2021, operations for Class K ceased and shares of seed capital were fully redeemed.

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT MODERATE GROWTH ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS

Class IB	Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31, 2020		February 1, 2019* to December 31, 2019
Net asset value, beginning of period	$11.75		$11.16		$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.05		0.12		0.25
Net realized and unrealized gain (loss)	0.88		0.58		1.14

Total from investment operations	0.93		0.70		1.39

Less distributions:
Dividends from net investment income	—		(0.11)		(0.13)
Distributions from net realized gains	—		—	#	(0.10)

Total dividends and distributions	—		(0.11)		(0.23)

Net asset value, end of period	$12.68		$11.75		$11.16

Total return (b)	7.91%		6.33%		13.86%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$60,925		$44,418		$19,469
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	1.04	%(j)	1.03	%(j)	1.04	%(j)
Before waivers and reimbursements (a)(f)	1.20%		1.28%		1.84%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)(x)	0.84%		1.15%		2.48	%(l)
Before waivers and reimbursements (a)(f)(x)	0.67%		0.90%		1.65	%(l)
Portfolio turnover rate^	7	%(z)	69%		50	%(z)

Class K	January 1, 2021 to March 22, 2021‡ (Unaudited)		Year Ended December 31, 2020		February 1, 2019* to December 31, 2019
Net asset value, beginning of period	$11.75		$11.17		$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	(0.01)		0.13		0.23
Net realized and unrealized gain (loss)	0.29		0.59		1.19

Total from investment operations	0.28		0.72		1.42

Less distributions:
Dividends from net investment income	—		(0.14)		(0.15)
Distributions from net realized gains	—		—	#	(0.10)

Total dividends and distributions	—		(0.14)		(0.25)

Net asset value, end of period	$12.03		$11.75		$11.17

Total return (b)	2.38%		6.48%		14.21%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$—		$3,872		$5,594
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.80	%(j)	0.78	%(j)	0.77	%(j)
Before waivers and reimbursements (a)(f)	0.96%		1.04%		1.76%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)(x)	(0.21)%		1.17%		2.39	%(l)
Before waivers and reimbursements (a)(f)(x)	(0.37)%		0.91%		1.38	%(l)
Portfolio turnover rate^	7	%(z)	69%		50	%(z)

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT MODERATE GROWTH ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

*	Commencement of Operations.
‡	After the close of business on March 22, 2021 operations for Class K ceased and shares were fully redeemed. The shares are no longer operational, but are still registered.
#	Per share amount is less than $0.005.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized. Certain non-recurring expenses incurred by the Portfolio are not annualized for periods less than one year.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.10% for Class IB and 0.85% for Class K.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

1290 VT MULTI-ALTERNATIVE STRATEGIES PORTFOLIO (Unaudited)

Table by Asset Class (as a percentage of Total Investments in Securities)

As of June 30, 2021
Alternatives	34.6%
Fixed Income	25.3
Equity	13.8
Commodity	13.3
Repurchase Agreements	13.0

Top 10 Holdings (as a percentage of Total Investments in Securities) As of June 30, 2021
iShares Convertible Bond ETF	14.6%
WisdomTree Managed Futures Strategy Fund	13.2
IQ Merger Arbitrage ETF	11.0
Citigroup Global Markets, Inc.	11.0
Vanguard Short-Term Inflation-Protected Securities ETF	10.7
ProShares Long Online/Short Stores ETF	7.7
iShares Core US REIT ETF	7.0
Vanguard Global ex-U.S. Real Estate ETF	6.8
Invesco DB Gold Fund	4.4
Invesco DB Energy Fund	3.5

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2021 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/21	Ending Account Value 6/30/21	Expenses Paid During Period* 1/1/21 - 6/30/21
Class IB
Actual	$1,000.00	$1,063.20	$5.74
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.23	5.62
Class K
Actual	1,000.00	1,063.10	4.47
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.46	4.38

* Expenses are equal to the Portfolio’s Class IB and Class K shares annualized expense ratio of 1.12% and 0.87%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

1290 VT MULTI-ALTERNATIVE STRATEGIES PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
EXCHANGE TRADED FUNDS (ETF):
Alternatives (39.5%)
IQ Merger Arbitrage ETF (x)	27,070	$907,386
ProShares Long Online/Short Stores ETF (x)	7,700	639,132
ProShares RAFI Long/Short‡	7,210	229,568
WisdomTree Managed Futures Strategy Fund	26,340	1,091,003

Total Alternatives		2,867,089

Commodity (15.2%)
Invesco DB Agriculture Fund*	14,970	278,891
Invesco DB Energy Fund (x)*	18,560	289,351
Invesco DB Gold Fund*	7,110	362,711
Invesco DB Precious Metals Fund*	3,500	172,235

Total Commodity		1,103,188

Equity (15.7%)
iShares Core US REIT ETF (x)	9,890	576,983
Vanguard Global ex-U.S. Real Estate ETF	9,620	561,423

Total Equity		1,138,406

Fixed Income (28.8%)
iShares Convertible Bond ETF	11,810	1,204,266
Vanguard Short-Term Inflation-Protected Securities ETF	16,930	887,301

Total Fixed Income		2,091,567

Total Exchange Traded Funds (99.2%) (Cost $6,889,825)		7,200,250

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Repurchase Agreements (14.8%)
Citigroup Global Markets, Inc., 0.07%, dated 6/30/21, due 7/1/21, repurchase price $907,091, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-5.000%, maturing 4/30/22-2/15/42; total market value $925,231. (xx)	$907,089	907,089
HSBC Bank plc, 0.10%, dated 6/30/21, due 7/1/21, repurchase price $80,273, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-6.125%, maturing 7/15/21-2/15/50; total market value $81,911. (xx)	80,273	80,273
HSBC Bank plc, 0.10%, dated 6/30/21, due 7/1/21, repurchase price $89,103, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-6.125%, maturing 7/15/21-2/15/50; total market value $90,922. (xx)	89,103	89,103

Total Repurchase Agreements		1,076,465

Total Short-Term Investments (14.8%) (Cost $1,076,465)		1,076,465

Total Investments in Securities (114.0%) (Cost $7,966,290)		8,276,715
Other Assets Less Liabilities (-14.0%)		(1,020,446)

Net Assets (100%)		$7,256,269

*	Non-income producing.
‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.
(x)	All or a portion of security is on loan at June 30, 2021.
(xx)

At June 30, 2021, the Portfolio had loaned securities with a total value of $1,052,001. This was collateralized by cash of $1,076,465 which was subsequently invested in joint repurchase agreements as detailed in the Notes to the Financial Statements.

Investments in companies which were affiliates for the six months ended June 30, 2021, were as follows:

Security Description	Shares at June 30, 2021	Market Value December 31, 2020 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value June 30, 2021 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
EXCHANGE TRADED FUNDS (ETF):
Alternatives
ProShares RAFI Long/Short	7,210	250,363	—	(33,038)	(4,380)	16,623	229,568	1,374	—

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT MULTI-ALTERNATIVE STRATEGIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2021:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds	$7,200,250	$—	$—	$7,200,250
Short-Term Investments
Repurchase Agreements	—	1,076,465	—	1,076,465

Total Assets	$7,200,250	$1,076,465	$—	$8,276,715

Total Liabilities	$—	$—	$—	$—

Total	$7,200,250	$1,076,465	$—	$8,276,715

The Portfolio held no derivatives contracts during the six months ended June 30, 2021.

Investment security transactions for the six months ended June 30, 2021 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$3,991,691
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$3,664,451

As of June 30, 2021, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$519,033
Aggregate gross unrealized depreciation	(3,539)

Net unrealized appreciation	$515,494

Federal income tax cost of investments in securities and derivative instruments, if applicable	$7,761,221

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT MULTI-ALTERNATIVE STRATEGIES PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2021 (Unaudited)

ASSETS
Investments in Securities, at value (x)
Affiliated Issuers (Cost $269,784)	$229,568
Unaffiliated Issuers (Cost $6,620,041)	6,970,682
Repurchase Agreements (Cost $1,076,465)	1,076,465
Cash	94,088
Securities lending income receivable	980
Other assets	78

Total assets	8,371,861

LIABILITIES
Payable for return of collateral on securities loaned	1,076,465
Administrative fees payable	542
Distribution fees payable – Class IB	297
Investment management fees payable	207
Payable for Portfolio shares redeemed	44
Accrued expenses	38,037

Total liabilities	1,115,592

NET ASSETS	$7,256,269

Net assets were comprised of:
Paid in capital	$6,522,407
Total distributable earnings (loss)	733,862

Net assets	$7,256,269

Class IB
Net asset value, offering and redemption price per share, $1,529,194 / 137,657 shares outstanding (unlimited amount authorized: $0.01 par value)	$11.11

Class K
Net asset value, offering and redemption price per share, $5,727,075 / 514,842 shares outstanding (unlimited amount authorized: $0.01 par value)	$11.12

(x)	Includes value of securities on loan of $1,052,001.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2021 (Unaudited)

INVESTMENT INCOME
Dividends ($1,374 of dividend income received from affiliates)	$19,226
Interest	17
Securities lending (net)	11,224

Total income	30,467

EXPENSES
Professional fees	19,733
Investment management fees	16,924
Printing and mailing expenses	10,095
Administrative fees	3,130
Distribution fees – Class IB	1,550
Custodian fees	1,091
Trustees’ fees	85
Miscellaneous	138

Gross expenses	52,746
Less: Waiver from investment manager	(20,054)
Reimbursement from investment manager	(1,559)

Net expenses	31,133

NET INVESTMENT INCOME (LOSS)	(666)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities ($(4,380) realized gain (loss) from affiliates)	578,014
Net change in unrealized appreciation (depreciation) on investments in securities ($16,623 of change in unrealized appreciation (depreciation) from affiliates)	(160,396)

NET REALIZED AND UNREALIZED GAIN (LOSS)	417,618

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$416,952

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT MULTI-ALTERNATIVE STRATEGIES PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31, 2020
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(666)	$33,791
Net realized gain (loss)	578,014	(147,905)
Net change in unrealized appreciation (depreciation)	(160,396)	422,055

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	416,952	307,941

Distributions to shareholders:
Class IB	—	(6,081)
Class K	—	(41,808)

Total distributions to shareholders	—	(47,889)

Tax return of capital:
Class IB	—	(478)
Class K	—	(3,289)

Total	—	(3,767)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 38,374 and 49,526 shares, respectively ]	421,052	486,625
Capital shares issued in reinvestment of dividends [ 0 and 649 shares, respectively ]	—	6,559
Capital shares repurchased [ (8,954) and (4,094) shares, respectively ]	(96,459)	(38,961)

Total Class IB transactions	324,593	454,223

Class K
Capital shares issued in reinvestment of dividends [ 0 and 4,441 shares, respectively ]	—	45,097

Total Class K transactions	—	45,097

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	324,593	499,320

TOTAL INCREASE (DECREASE) IN NET ASSETS	741,545	755,605
NET ASSETS:
Beginning of period	6,514,724	5,759,119

End of period	$7,256,269	$6,514,724

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT MULTI-ALTERNATIVE STRATEGIES PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31,						November 13, 2017* to December 31, 2017
Class IB			2020		2019		2018
Net asset value, beginning of period	$10.45		$10.06		$9.53		$10.05		$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	(0.01)		0.05		0.25		0.19		0.04
Net realized and unrealized gain (loss)	0.67		0.40		0.48		(0.60)		0.05

Total from investment operations	0.66		0.45		0.73		(0.41)		0.09

Less distributions:
Dividends from net investment income	—		(0.06)		(0.20)		(0.10)		(0.04)
Distributions from net realized gains	—		—		—		(0.01)		—
Return of capital	—		—	#	—		—		—

Total dividends and distributions	—		(0.06)		(0.20)		(0.11)		(0.04)

Net asset value, end of period	$11.11		$10.45		$10.06		$9.53		$10.05

Total return (b)	6.32%		4.54%		7.72%		(4.06)%		0.85%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,529		$1,132		$625		$111		$101
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	1.12	%(j)	1.06	%(j)	1.04	%***(m)	1.04	%(j)	1.07	%**(n)
Before waivers and reimbursements (a)(f)	1.76%		2.44%		2.88%		3.53%		4.19%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)(x)	(0.22)%		0.49%		2.50%		1.90%		3.34	%(l)
Before waivers and reimbursements (a)(f)(x)	(0.85)%		(0.89)%		0.66%		(0.58)%		0.23	%(l)
Portfolio turnover rate^	54	%(z)	16%		4%		5%		0	%(z)

	Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31,						November 13, 2017* to December 31, 2017
Class K			2020		2019		2018
Net asset value, beginning of period	$10.46		$10.06		$9.53		$10.05		$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	—	#	0.06		0.16		0.20		0.05
Net realized and unrealized gain (loss)	0.66		0.43		0.60		(0.58)		0.04

Total from investment operations	0.66		0.49		0.76		(0.38)		0.09

Less distributions:
Dividends from net investment income	—		(0.07)		(0.23)		(0.13)		(0.04)
Distributions from net realized gains	—		—		—		(0.01)		—
Return of capital	—		(0.02)		—		—		—

Total dividends and distributions	—		(0.09)		(0.23)		(0.14)		(0.04)

Net asset value, end of period	$11.12		$10.46		$10.06		$9.53		$10.05

Total return (b)	6.31%		4.88%		7.99%		(3.82)%		0.88%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$5,727		$5,383		$5,134		$4,755		$4,942
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.87	%(j)	0.81	%(j)	0.80	%***(m)	0.79	%(j)	0.82	%**(n)
Before waivers and reimbursements (a)(f)	1.51%		2.11%		2.22%		3.20%		3.94%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)(x)	0.02%		0.60%		1.60%		1.99%		3.59	%(l)
Before waivers and reimbursements (a)(f)(x)	(0.61)%		(0.70)%		0.17%		(0.42)%		0.48	%(l)
Portfolio turnover rate^	54	%(z)	16%		4%		5%		0	%(z)

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT MULTI-ALTERNATIVE STRATEGIES PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

*	Commencement of Operations.
**	Includes tax expense of 0.05%.
***	Includes Tax expense of 0.02%.
#	Per share amount is less than $0.005.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized. Certain non-recurring expenses incurred by the Portfolio are not annualized for periods less than one year.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.65% for Class IB and 1.40% for Class K.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(m)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.67% for Class IB and 1.42% for Class K.
(n)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.70% for Class IB and 1.45% for Class K.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

1290 VT CONVERTIBLE SECURITIES PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2021	% of Net Assets
Information Technology	30.1%
Consumer Discretionary	17.2
Communication Services	17.1
Health Care	13.1
Utilities	6.7
Industrials	5.8
Financials	5.8
Materials	1.5
Energy	1.1
Investment Company	1.0
Real Estate	0.9
Consumer Staples	0.7
Cash and Other	(1.0)

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2021 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/21	Ending Account Value 6/30/21	Expenses Paid During Period* 1/1/21 - 6/30/21
Class IB
Actual	$1,000.00	$1,045.50	$5.16
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.75	5.09
Class K
Actual	1,000.00	1,046.80	3.90
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.98	3.85

* Expenses are equal to the Portfolio’s Class IB and Class K shares annualized expense ratio of 1.02% and 0.77%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

1290 VT CONVERTIBLE SECURITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
CONVERTIBLE PREFERRED STOCKS:
Communication Services (1.0%)
Media (0.2%)
ViacomCBS, Inc. 5.750%	1,295	$95,998

Wireless Telecommunication Services (0.8%)
2020 Cash Mandatory Exchangeable Trust 5.250%*§	270	340,222

Total Communication Services		436,220

Consumer Discretionary (0.8%)
Auto Components (0.8%)
Aptiv plc 5.500%	2,090	373,734

Total Consumer Discretionary		373,734

Consumer Staples (0.2%)
Food Products (0.2%)
Bunge Ltd. 4.875%	895	104,026

Total Consumer Staples		104,026

Financials (4.5%)
Banks (3.5%)
Bank of America Corp. 7.250%	470	665,520
Wells Fargo & Co. 7.500%	595	908,095

		1,573,615

Capital Markets (0.7%)
AMG Capital Trust II 5.150%	1,115	66,889
KKR & Co., Inc. 6.000%	3,105	239,271

		306,160

Diversified Financial Services (0.3%)
2020 Mandatory Exchangeable Trust 6.500%§	85	152,411

Total Financials		2,032,186

Health Care (3.6%)
Health Care Equipment & Supplies (2.6%)
Becton Dickinson and Co. 6.000%	4,000	214,040
Boston Scientific Corp. 5.500%	1,275	147,977
Danaher Corp. 5.000%	505	830,696

		1,192,713

Life Sciences Tools & Services (0.6%)
Avantor, Inc. 6.250%	2,730	299,099

Pharmaceuticals (0.4%)
Elanco Animal Health, Inc. 5.000%	3,140	168,492

Total Health Care		1,660,304

Industrials (1.4%)
Commercial Services & Supplies (0.3%)
GFL Environmental, Inc. 6.000%	1,810	135,297

Construction & Engineering (0.2%)
Fluor Corp. 6.500%*§	75	79,568

Machinery (0.4%)
Colfax Corp. 5.750%	475	88,445
Stanley Black & Decker, Inc. 5.250%	900	108,657

		197,102

Professional Services (0.5%)
Clarivate plc 5.250%*	2,200	230,340

Total Industrials		642,307

Information Technology (2.1%)
Electronic Equipment, Instruments & Components (0.2%)
II-VI, Inc. 6.000%	295	88,839

Semiconductors & Semiconductor Equipment (1.9%)
Broadcom, Inc. 8.000%	555	843,528

Total Information Technology		932,367

Materials (1.1%)
Chemicals (0.2%)
International Flavors & Fragrances, Inc. 6.000%	2,125	107,546

Metals & Mining (0.9%)
ArcelorMittal SA 5.500%	5,520	406,990

Total Materials		514,536

Utilities (6.0%)
Electric Utilities (3.7%)
American Electric Power Co., Inc. 6.125%	6,200	309,206
NextEra Energy, Inc. 5.279%	18,025	927,294
PG&E Corp. 5.500%	2,225	225,548
Southern Co. (The) 6.750%	4,695	237,708

		1,699,756

Independent Power and Renewable Electricity Producers (0.4%)
AES Corp. (The) 6.875%	1,425	153,287

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT CONVERTIBLE SECURITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Multi-Utilities (1.8%)
Algonquin Power & Utilities Corp. 7.750%*	3,945	$195,900
CenterPoint Energy, Inc. 7.000%	2,740	124,177
Dominion Energy, Inc. 7.250%	2,185	212,229
DTE Energy Co. 6.250%	3,395	167,815
NiSource, Inc. 7.750%	1,175	120,778

		820,899

Water Utilities (0.1%)
Essential Utilities, Inc. 6.000%	955	54,607

Total Utilities		2,728,549

Total Convertible Preferred Stocks (20.7%) (Cost $9,333,625)		9,424,229

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Convertible Bonds (79.3%)
Communication Services (16.1%)
Diversified Telecommunication Services (0.3%)
Bandwidth, Inc. 0.250%, 3/1/26	$40,000	64,880
Liberty Latin America Ltd. 2.000%, 7/15/24	65,000	66,208

		131,088

Entertainment (5.8%)
Bilibili, Inc. 1.375%, 4/1/26	60,000	294,756
1.250%, 6/15/27	145,000	437,262
Cinemark Holdings, Inc. 4.500%, 8/15/25§	55,000	97,281
iQIYI, Inc. 3.750%, 12/1/23	105,000	104,895
2.000%, 4/1/25	245,000	228,268
4.000%, 12/15/26	120,000	120,451
Liberty Media Corp.-Liberty Formula One 1.000%, 1/30/23	65,000	88,368
Live Nation Entertainment, Inc. 2.500%, 3/15/23	70,000	97,741
2.000%, 2/15/25	60,000	66,960
Sea Ltd. 1.000%, 12/1/24	50,000	273,600
2.375%, 12/1/25	185,000	570,725
Zynga, Inc. 0.250%, 6/1/24	90,000	123,867
(Zero Coupon), 12/15/26§	120,000	127,950

		2,632,124

Interactive Media & Services (5.4%)
fuboTV, Inc. 3.250%, 2/15/26§	45,000	44,184
JOYY, Inc. 0.750%, 6/15/25	70,000	70,525
1.375%, 6/15/26	65,000	64,431
Momo, Inc. 1.250%, 7/1/25	75,000	66,703
Snap, Inc. 0.250%, 5/1/25	80,000	251,300
0.750%, 8/1/26	110,000	331,238
(Zero Coupon), 5/1/27§	245,000	261,905
Twitter, Inc. 1.000%, 9/15/21	140,000	142,625
0.250%, 6/15/24	150,000	205,785
(Zero Coupon), 3/15/26§	275,000	262,281
Weibo Corp. 1.250%, 11/15/22	120,000	116,040
Zillow Group, Inc. 0.750%, 9/1/24	90,000	252,315
2.750%, 5/15/25	110,000	216,906
1.375%, 9/1/26	65,000	183,658

		2,469,896

Media (4.6%)
Cable One, Inc.
(Zero Coupon), 3/15/26§	65,000	64,935
DISH Network Corp. 2.375%, 3/15/24	130,000	126,019
(Zero Coupon), 12/15/25§	280,000	326,060
3.375%, 8/15/26	470,000	479,635
Liberty Broadband Corp. 1.250%, 9/30/50§	125,000	125,812
2.750%, 9/30/50§	165,000	173,237
Liberty Interactive LLC 4.000%, 11/15/29	50,000	38,250
3.750%, 2/15/30	60,000	45,300
1.750%, 9/30/46§	35,000	74,183
Liberty Media Corp. 1.375%, 10/15/23	125,000	166,092
2.125%, 3/31/48§	40,000	41,500
2.250%, 12/1/48§	65,000	86,970
2.750%, 12/1/49§	100,000	104,800
0.500%, 12/1/50§	190,000	218,595
Magnite, Inc. 0.250%, 3/15/26§	40,000	35,676

		2,107,064

Total Communication Services		7,340,172

Consumer Discretionary (16.4%)
Auto Components (0.1%)
LCI Industries 1.125%, 5/15/26§	50,000	51,275

Automobiles (1.5%)
Ford Motor Co.
(Zero Coupon), 3/15/26§	320,000	353,800
Li Auto, Inc. 0.250%, 5/1/28§	105,000	146,270
NIO, Inc.
(Zero Coupon), 2/1/26§	95,000	89,205
0.500%, 2/1/27§	100,000	93,900

		683,175

Diversified Consumer Services (1.0%)
2U, Inc. 2.250%, 5/1/25	60,000	98,670
Chegg, Inc. 0.125%, 3/15/25	95,000	160,123

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT CONVERTIBLE SECURITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Principal Amount	Value (Note 1)
(Zero Coupon), 9/1/26§	$130,000	$135,070
Stride, Inc. 1.125%, 9/1/27§	60,000	55,572

		449,435

Hotels, Restaurants & Leisure (4.7%)
Airbnb, Inc.
(Zero Coupon), 3/15/26§	265,000	249,763
Booking Holdings, Inc. 0.900%, 9/15/21	135,000	146,610
0.750%, 5/1/25	110,000	155,540
Carnival Corp. 5.750%, 4/1/23	70,000	191,800
DraftKings, Inc.
(Zero Coupon), 3/15/28§	175,000	157,675
Expedia Group, Inc.
(Zero Coupon), 2/15/26§	125,000	135,000
Huazhu Group Ltd. 0.375%, 11/1/22	55,000	68,991
3.000%, 5/1/26§	75,000	108,140
Marriott Vacations Worldwide Corp.
(Zero Coupon), 1/15/26§	75,000	83,535
NCL Corp. Ltd. 6.000%, 5/15/24	115,000	266,915
5.375%, 8/1/25§	100,000	181,850
Royal Caribbean Cruises Ltd. 4.250%, 6/15/23§	150,000	204,386
2.875%, 11/15/23§	80,000	100,299
Vail Resorts, Inc.
(Zero Coupon), 1/1/26§	80,000	83,000

		2,133,504

Internet & Direct Marketing Retail (6.1%)
Etsy, Inc. 0.125%, 10/1/26	85,000	203,660
0.125%, 9/1/27§	110,000	141,625
0.250%, 6/15/28§	175,000	192,850
Farfetch Ltd. 3.750%, 5/1/27	55,000	178,475
Fiverr International Ltd.
(Zero Coupon), 11/1/25§	55,000	73,343
Match Group Financeco 2, Inc. 0.875%, 6/15/26§	80,000	153,250
Match Group Financeco 3, Inc. 2.000%, 1/15/30§	120,000	244,128
Match Group Financeco, Inc. 0.875%, 10/1/22§	65,000	238,184
MercadoLibre, Inc. 2.000%, 8/15/28	80,000	282,400
Pinduoduo, Inc.
(Zero Coupon), 12/1/25	270,000	277,290
Wayfair, Inc. 1.125%, 11/1/24	100,000	273,690
0.625%, 10/1/25§	215,000	228,975
1.000%, 8/15/26	130,000	286,065

		2,773,935

Leisure Products (0.3%)
Peloton Interactive, Inc.
(Zero Coupon), 2/15/26§	125,000	120,859

Specialty Retail (2.4%)
American Eagle Outfitters, Inc. 3.750%, 4/15/25	55,000	240,020
Burlington Stores, Inc. 2.250%, 4/15/25	110,000	174,763
Dick’s Sporting Goods, Inc. 3.250%, 4/15/25	105,000	310,734
National Vision Holdings, Inc. 2.500%, 5/15/25	55,000	96,834
RH
(Zero Coupon), 9/15/24	50,000	159,994
Vroom, Inc. 0.750%, 7/1/26§	130,000	134,290

		1,116,635

Textiles, Apparel & Luxury Goods (0.3%)
Under Armour, Inc. 1.500%, 6/1/24	65,000	127,626

Total Consumer Discretionary		7,456,444

Consumer Staples (0.5%)
Food Products (0.3%)
Beyond Meat, Inc.
(Zero Coupon), 3/15/27§	155,000	158,003

Personal Products (0.2%)
Herbalife Nutrition Ltd. 2.625%, 3/15/24	75,000	81,609

Total Consumer Staples		239,612

Energy (1.1%)
Oil, Gas & Consumable Fuels (1.1%)
Cheniere Energy, Inc. 4.250%, 3/15/45	60,000	50,532
EQT Corp. 1.750%, 5/1/26	70,000	116,592
Golar LNG Ltd. 2.750%, 2/15/22	50,000	49,563
Pioneer Natural Resources Co. 0.250%, 5/15/25	180,000	287,190

Total Energy		503,877

Financials (1.3%)
Capital Markets (0.9%)
Ares Capital Corp. 3.750%, 2/1/22	50,000	52,250
4.625%, 3/1/24	50,000	54,405
Coinbase Global, Inc. 0.500%, 6/1/26§	195,000	197,535
JPMorgan Chase Financial Co. LLC 0.250%, 5/1/23§	80,000	86,600

		390,790

Consumer Finance (0.1%)
LendingTree, Inc. 0.500%, 7/15/25§	70,000	63,266

Diversified Financial Services (0.2%)
JPMorgan Chase Bank NA 0.125%, 1/1/23§	70,000	77,831

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT CONVERTIBLE SECURITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Principal Amount	Value (Note 1)
Mortgage Real Estate Investment Trusts (REITs) (0.1%)
Blackstone Mortgage Trust, Inc. (REIT) 4.375%, 5/5/22	$55,000	$55,759

Total Financials		587,646

Health Care (9.5%)
Biotechnology (3.5%)
BioMarin Pharmaceutical, Inc. 0.599%, 8/1/24	60,000	62,178
1.250%, 5/15/27	80,000	80,154
Bridgebio Pharma, Inc. 2.500%, 3/15/27	135,000	221,400
2.250%, 2/1/29§	100,000	96,567
Exact Sciences Corp. 1.000%, 1/15/25	20,000	35,475
0.375%, 3/15/27	110,000	145,544
0.375%, 3/1/28	270,000	333,787
Halozyme Therapeutics, Inc. 0.250%, 3/1/27§	90,000	83,531
Insmed, Inc. 0.750%, 6/1/28	80,000	87,950
Intercept Pharmaceuticals, Inc. 3.250%, 7/1/23	50,000	44,826
Invitae Corp. 2.000%, 9/1/24	40,000	53,752
Ionis Pharmaceuticals, Inc. 0.125%, 12/15/24	95,000	88,290
(Zero Coupon), 4/1/26§	55,000	53,883
Ligand Pharmaceuticals, Inc. 0.750%, 5/15/23	45,000	44,474
Neurocrine Biosciences, Inc. 2.250%, 5/15/24	45,000	60,161
Sarepta Therapeutics, Inc. 1.500%, 11/15/24	70,000	92,269

		1,584,241

Health Care Equipment & Supplies (2.8%)
Dexcom, Inc. 0.750%, 12/1/23	110,000	285,862
0.250%, 11/15/25	240,000	250,650
Envista Holdings Corp. 2.375%, 6/1/25	65,000	138,450
Haemonetics Corp.
(Zero Coupon), 3/1/26§	70,000	58,712
Insulet Corp. 0.375%, 9/1/26	110,000	149,531
Integra LifeSciences Holdings Corp. 0.500%, 8/15/25	80,000	88,312
Novocure Ltd.
(Zero Coupon), 11/1/25§	70,000	105,044
NuVasive, Inc. 1.000%, 6/1/23	60,000	62,550
0.375%, 3/15/25	60,000	59,138
SmileDirectClub, Inc.
(Zero Coupon), 2/1/26§	105,000	85,969

		1,284,218

Health Care Providers & Services (0.7%)
Guardant Health, Inc.
(Zero Coupon), 11/15/27§	160,000	182,100
Oak Street Health, Inc.
(Zero Coupon), 3/15/26§	120,000	122,615

		304,715

Health Care Technology (1.2%)
Livongo Health, Inc. 0.875%, 6/1/25	60,000	94,687
Omnicell, Inc. 0.250%, 9/15/25§	115,000	186,243
Teladoc Health, Inc. 1.250%, 6/1/27	235,000	263,059

		543,989

Life Sciences Tools & Services (0.3%)
Illumina, Inc.
(Zero Coupon), 8/15/23	100,000	125,875

Pharmaceuticals (1.0%)
Aphria, Inc. 5.250%, 6/1/24§	40,000	72,517
Jazz Investments I Ltd. 1.500%, 8/15/24	70,000	76,837
2.000%, 6/15/26	140,000	186,200
Pacira BioSciences, Inc. 0.750%, 8/1/25§	45,000	49,331
Supernus Pharmaceuticals, Inc. 0.625%, 4/1/23	50,000	49,156
Tilray, Inc. 5.000%, 10/1/23	35,000	34,130

		468,171

Total Health Care		4,311,209

Industrials (4.4%)
Aerospace & Defense (0.1%)
Parsons Corp. 0.250%, 8/15/25§	55,000	58,218

Airlines (2.3%)
American Airlines Group, Inc. 6.500%, 7/1/25	135,000	211,613
Copa Holdings SA 4.500%, 4/15/25	50,000	81,700
GOL Equity Finance SA 3.750%, 7/15/24§	55,000	49,259
JetBlue Airways Corp. 0.500%, 4/1/26§	85,000	84,702
Southwest Airlines Co. 1.250%, 5/1/25	370,000	560,319
Spirit Airlines, Inc. 1.000%, 5/15/26	70,000	66,717

		1,054,310

Electrical Equipment (0.1%)
Sunrun, Inc.
(Zero Coupon), 2/1/26§	50,000	44,720

Machinery (1.0%)
Fortive Corp. 0.875%, 2/15/22	235,000	235,587
Greenbrier Cos., Inc. (The) 2.875%, 4/15/28§	40,000	41,740

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT CONVERTIBLE SECURITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Principal Amount	Value (Note 1)
John Bean Technologies Corp. 0.250%, 5/15/26§	$50,000	$53,050
Middleby Corp. (The) 1.000%, 9/1/25§	95,000	136,753

		467,130

Professional Services (0.2%)
KBR, Inc. 2.500%, 11/1/23	45,000	70,560

Road & Rail (0.7%)
Lyft, Inc. 1.500%, 5/15/25	100,000	170,700
Uber Technologies, Inc.
(Zero Coupon), 12/15/25§	150,000	152,100

		322,800

Total Industrials		2,017,738

Information Technology (28.0%)
Communications Equipment (0.8%)
Infinera Corp. 2.125%, 9/1/24	60,000	73,376
Lumentum Holdings, Inc. 0.250%, 3/15/24	55,000	80,129
0.500%, 12/15/26	140,000	151,032
Viavi Solutions, Inc. 1.000%, 3/1/24	55,000	77,516

		382,053

Electronic Equipment, Instruments & Components (0.4%)
Insight Enterprises, Inc. 0.750%, 2/15/25	45,000	68,565
Itron, Inc.
(Zero Coupon), 3/15/26§	60,000	61,934
Vishay Intertechnology, Inc. 2.250%, 6/15/25	60,000	63,076

		193,575

IT Services (6.8%)
21Vianet Group, Inc.
(Zero Coupon), 2/1/26§	85,000	73,057
Akamai Technologies, Inc. 0.125%, 5/1/25	150,000	196,050
0.375%, 9/1/27	160,000	185,120
Euronet Worldwide, Inc. 0.750%, 3/15/49	65,000	74,019
Fastly, Inc.
(Zero Coupon), 3/15/26§	130,000	121,095
MongoDB, Inc. 0.250%, 1/15/26	200,000	360,875
Okta, Inc. 0.125%, 9/1/25	205,000	295,098
0.375%, 6/15/26	160,000	199,360
Repay Holdings Corp.
(Zero Coupon), 2/1/26§	70,000	69,300
Shift4 Payments, Inc.
(Zero Coupon), 12/15/25§	100,000	134,810
Shopify, Inc. 0.125%, 11/1/25	115,000	149,730
Spotify USA, Inc.
(Zero Coupon), 3/15/26§	185,000	173,160
Square, Inc. 0.500%, 5/15/23	110,000	344,220
0.125%, 3/1/25	130,000	267,719
(Zero Coupon), 5/1/26§	165,000	186,140
0.250%, 11/1/27§	90,000	104,400
Wix.com Ltd.
(Zero Coupon), 7/1/23	50,000	102,725
(Zero Coupon), 8/15/25§	75,000	78,562

		3,115,440

Semiconductors & Semiconductor Equipment (3.3%)
Cree, Inc. 0.875%, 9/1/23	55,000	91,647
1.750%, 5/1/26	75,000	162,788
Enphase Energy, Inc.
(Zero Coupon), 3/1/26§	80,000	78,200
(Zero Coupon), 3/1/28§	70,000	67,839
MACOM Technology Solutions Holdings, Inc. 0.250%, 3/15/26§	155,000	162,847
Microchip Technology, Inc. 0.125%, 11/15/24	85,000	95,625
1.625%, 2/15/27	45,000	100,152
ON Semiconductor Corp.
(Zero Coupon), 5/1/27§	90,000	93,654
Silicon Laboratories, Inc. 0.625%, 6/15/25	75,000	103,972
SolarEdge Technologies, Inc.
(Zero Coupon), 9/15/25§	85,000	106,462
SunPower Corp. 4.000%, 1/15/23	50,000	70,565
Synaptics, Inc. 0.500%, 6/15/22	70,000	147,394
Teradyne, Inc. 1.250%, 12/15/23	50,000	211,812

		1,492,957

Software (16.2%)
8x8, Inc. 0.500%, 2/1/24	45,000	55,719
Alarm.com Holdings, Inc.
(Zero Coupon), 1/15/26§	65,000	59,605
Alteryx, Inc. 0.500%, 8/1/24	55,000	52,387
1.000%, 8/1/26	40,000	37,652
Atlassian, Inc. 0.625%, 5/1/23	70,000	219,865
Avaya Holdings Corp. 2.250%, 6/15/23	50,000	58,375
Bentley Systems, Inc. 0.125%, 1/15/26§	90,000	107,217
0.375%, 7/1/27§	100,000	102,500
Bill.com Holdings, Inc.
(Zero Coupon), 12/1/25§	165,000	220,275
Blackline, Inc. 0.125%, 8/1/24	35,000	56,131
(Zero Coupon), 3/15/26§	160,000	153,600
Ceridian HCM Holding, Inc. 0.250%, 3/15/26§	70,000	69,956
Cloudflare, Inc. 0.750%, 5/15/25	80,000	227,800

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT CONVERTIBLE SECURITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Principal Amount	Value (Note 1)
Coupa Software, Inc. 0.125%, 6/15/25	$100,000	$172,810
0.375%, 6/15/26	280,000	323,015
CyberArk Software Ltd.
(Zero Coupon), 11/15/24	65,000	70,284
Datadog, Inc. 0.125%, 6/15/25	160,000	213,100
DocuSign, Inc.
(Zero Coupon), 1/15/24§	85,000	87,550
Dropbox, Inc.
(Zero Coupon), 3/1/26§	85,000	91,035
(Zero Coupon), 3/1/28§	100,000	109,500
Envestnet, Inc. 0.750%, 8/15/25§	75,000	74,535
Everbridge, Inc. 0.125%, 12/15/24	70,000	95,506
(Zero Coupon), 3/15/26§	40,000	40,850
FireEye, Inc. 0.875%, 6/1/24	80,000	90,350
Series B 1.625%, 6/1/35	50,000	49,534
Five9, Inc. 0.500%, 6/1/25§	95,000	140,422
Guidewire Software, Inc. 1.250%, 3/15/25	55,000	64,316
HubSpot, Inc. 0.375%, 6/1/25	100,000	211,650
InterDigital, Inc. 2.000%, 6/1/24	50,000	55,344
J2 Global, Inc. 1.750%, 11/1/26§	65,000	82,836
3.250%, 6/15/29	50,000	101,155
LivePerson, Inc.
(Zero Coupon), 12/15/26§	65,000	69,550
Medallia, Inc. 0.125%, 9/15/25§	70,000	76,300
MicroStrategy, Inc. 0.750%, 12/15/25§	90,000	160,560
(Zero Coupon), 2/15/27§	140,000	104,440
New Relic, Inc. 0.500%, 5/1/23	65,000	64,148
Nice Ltd.
(Zero Coupon), 9/15/25§	60,000	64,080
NortonLifeLock, Inc. 2.000%, 8/15/22§	75,000	102,900
Nutanix, Inc.
(Zero Coupon), 1/15/23	65,000	68,656
Palo Alto Networks, Inc. 0.750%, 7/1/23	290,000	422,675
0.375%, 6/1/25	280,000	380,800
Pegasystems, Inc. 0.750%, 3/1/25	80,000	95,300
Progress Software Corp. 1.000%, 4/15/26§	40,000	40,423
Proofpoint, Inc. 0.250%, 8/15/24	120,000	150,480
Q2 Holdings, Inc. 0.125%, 11/15/25§	50,000	50,104
Rapid7, Inc. 0.250%, 3/15/27§	85,000	94,299
RingCentral, Inc.
(Zero Coupon), 3/1/25	125,000	138,047
(Zero Coupon), 3/15/26§	95,000	96,069
Sailpoint Technologies Holdings, Inc. 0.125%, 9/15/24	50,000	93,550
Slack Technologies, Inc. 0.500%, 4/15/25	120,000	181,725
Splunk, Inc. 0.500%, 9/15/23	180,000	209,475
1.125%, 9/15/25	105,000	128,100
1.125%, 6/15/27	195,000	190,003
Tyler Technologies, Inc. 0.250%, 3/15/26§	85,000	92,905
Workday, Inc. 0.250%, 10/1/22	150,000	247,965
Zendesk, Inc. 0.625%, 6/15/25	220,000	320,386
Zscaler, Inc. 0.125%, 7/1/25§	155,000	243,482

		7,381,296

Technology Hardware, Storage & Peripherals (0.5%)
Pure Storage, Inc. 0.125%, 4/15/23	75,000	78,469
Western Digital Corp. 1.500%, 2/1/24 (e)	135,000	144,197

		222,666

Total Information Technology		12,787,987

Materials (0.4%)
Metals & Mining (0.4%)
MP Materials Corp. 0.250%, 4/1/26§	95,000	102,004
United States Steel Corp. 5.000%, 11/1/26	45,000	90,675

Total Materials		192,679

Real Estate (0.9%)
Equity Real Estate Investment Trusts (REITs) (0.2%)
Pebblebrook Hotel Trust (REIT) 1.750%, 12/15/26	85,000	96,390

Real Estate Management & Development (0.7%)
Realogy Group LLC 0.250%, 6/15/26§	35,000	35,253
Redfin Corp.
(Zero Coupon), 10/15/25§	180,000	201,870
0.500%, 4/1/27§	80,000	78,920

		316,043

Total Real Estate		412,433

Utilities (0.7%)
Electric Utilities (0.2%)
NRG Energy, Inc. 2.750%, 6/1/48	70,000	81,340

Independent Power and Renewable Electricity Producers (0.5%)
NextEra Energy Partners LP
(Zero Coupon), 6/15/24§	70,000	69,755
(Zero Coupon), 11/15/25§	65,000	69,940

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT CONVERTIBLE SECURITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Principal Amount	Value (Note 1)
Sunnova Energy International, Inc. 0.250%, 12/1/26§	$80,000	$99,480

		239,175

Total Utilities		320,515

Total Convertible Bonds		36,170,312

Total Long-Term Debt Securities (79.3%) (Cost $35,998,401)		36,170,312

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENT:
Investment Company (1.0%)
JPMorgan Prime Money Market Fund, IM Shares	474,065	474,302

Total Short-Term Investment (1.0%) (Cost $474,364)		474,302

Total Investments in Securities (101.0%) (Cost $45,806,390)		46,068,843
Other Assets Less Liabilities (-1.0%)		(464,935)

Net Assets (100%)		$45,603,908

*	Non-income producing.
§

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At June 30, 2021, the market value of these securities amounted to $13,377,778 or 29.3% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(e)	Step Bond - Coupon rate increases or decreases in increments to maturity. Rate disclosed is as of June 30, 2021. Maturity date disclosed is the ultimate maturity date.

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2021:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Convertible Bonds
Communication Services	$—	$7,340,172	$—	$7,340,172
Consumer Discretionary	—	7,456,444	—	7,456,444
Consumer Staples	—	239,612	—	239,612
Energy	—	503,877	—	503,877
Financials	—	587,646	—	587,646
Health Care	—	4,311,209	—	4,311,209
Industrials	—	2,017,738	—	2,017,738
Information Technology	—	12,787,987	—	12,787,987
Materials	—	192,679	—	192,679
Real Estate	—	412,433	—	412,433
Utilities	—	320,515	—	320,515
Convertible Preferred Stocks
Communication Services	95,998	340,222	—	436,220
Consumer Discretionary	373,734	—	—	373,734
Consumer Staples	104,026	—	—	104,026
Financials	1,879,775	152,411	—	2,032,186
Health Care	1,660,304	—	—	1,660,304

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT CONVERTIBLE SECURITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Industrials	$562,739	$79,568	$—	$642,307
Information Technology	932,367	—	—	932,367
Materials	514,536	—	—	514,536
Utilities	2,728,549	—	—	2,728,549
Short-Term Investment
Investment Company	474,302	—	—	474,302

Total Assets	$9,326,330	$36,742,513	$—	$46,068,843

Total Liabilities	$—	$—	$—	$—

Total	$9,326,330	$36,742,513	$—	$46,068,843

The Portfolio held no derivatives contracts during the six months ended June 30, 2021.

Investment security transactions for the six months ended June 30, 2021 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$88,756,522
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$86,394,334

As of June 30, 2021, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$456,518
Aggregate gross unrealized depreciation	(266,848)

Net unrealized appreciation	$189,670

Federal income tax cost of investments in securities and derivative instruments, if applicable	$45,879,173

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT CONVERTIBLE SECURITIES PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2021 (Unaudited)

ASSETS
Investments in Securities, at value (Cost $45,806,390)	$46,068,843
Cash	368,998
Receivable for securities sold	2,219,931
Due from Custodian	83,986
Dividends, interest and other receivables	70,976
Receivable for Portfolio shares sold	13,395
Other assets	428

Total assets	48,826,557

LIABILITIES
Payable for securities purchased	2,917,758
Payable for Portfolio shares redeemed	220,352
Investment management fees payable	8,616
Distribution fees payable – Class IB	4,547
Administrative fees payable	4,095
Accrued expenses	67,281

Total liabilities	3,222,649

NET ASSETS	$45,603,908

Net assets were comprised of:
Paid in capital	$30,768,803
Total distributable earnings (loss)	14,835,105

Net assets	$45,603,908

Class IB
Net asset value, offering and redemption price per share, $22,347,662 / 1,368,457 shares outstanding (unlimited amount authorized: $0.01 par value)	$16.33

Class K
Net asset value, offering and redemption price per share, $23,256,246 / 1,424,802 shares outstanding (unlimited amount authorized: $0.01 par value)	$16.32

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2021 (Unaudited)

INVESTMENT INCOME
Dividends	$179,094
Interest	86,250
Securities lending (net)	29,182

Total income	294,526

EXPENSES
Investment management fees	152,663
Professional fees	32,528
Distribution fees – Class IB	26,502
Administrative fees	26,065
Printing and mailing expenses	10,789
Custodian fees	10,590
Trustees’ fees	553
Miscellaneous	2,457

Gross expenses	262,147
Less: Waiver from investment manager	(65,943)

Net expenses	196,204

NET INVESTMENT INCOME (LOSS)	98,322

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities	13,699,537
Net change in unrealized appreciation (depreciation) on investments in securities	(11,815,803)

NET REALIZED AND UNREALIZED GAIN (LOSS)	1,883,734

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,982,056

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT CONVERTIBLE SECURITIES PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31, 2020
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$98,322	$411,851
Net realized gain (loss)	13,699,537	2,473,296
Net change in unrealized appreciation (depreciation)	(11,815,803)	8,835,855

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	1,982,056	11,721,002

Distributions to shareholders:
Class IB	—	(902,938)
Class K	—	(1,127,578)

Total distributions to shareholders	—	(2,030,516)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 257,144 and 386,150 shares, respectively ]	4,125,844	5,265,627
Capital shares issued in reinvestment of dividends and distributions [ 0 and 59,408 shares, respectively ]	—	902,938
Capital shares repurchased [ (134,954) and (236,894) shares, respectively ]	(2,174,054)	(3,014,507)

Total Class IB transactions	1,951,790	3,154,058

Class K
Capital shares sold [ 10,278 and 1,026,345 shares, respectively ]	165,780	12,110,917
Capital shares issued in reinvestment of dividends and distributions [ 0 and 74,324 shares, respectively ]	—	1,127,578
Capital shares repurchased [ (42,856) and (944,151) shares, respectively ]	(687,874)	(11,476,299)

Total Class K transactions	(522,094)	1,762,196

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	1,429,696	4,916,254

TOTAL INCREASE (DECREASE) IN NET ASSETS	3,411,752	14,606,740
NET ASSETS:
Beginning of period	42,192,156	27,585,416

End of period	$45,603,908	$42,192,156

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT CONVERTIBLE SECURITIES PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31,
Class IB			2020		2019		2018		2017		2016
Net asset value, beginning of period	$15.62		$11.81		$10.06		$11.03		$10.20		$9.84

Income (loss) from investment operations:
Net investment income (loss) (e)	0.03		0.15		0.15		0.25		0.24		0.20
Net realized and unrealized gain (loss)	0.68		4.45		2.24		(0.70)		1.21		0.55

Total from investment operations	0.71		4.60		2.39		(0.45)		1.45		0.75

Less distributions:
Dividends from net investment income	—		(0.18)		(0.34)		(0.26)		(0.34)		(0.30)
Distributions from net realized gains	—		(0.61)		(0.30)		(0.26)		(0.28)		—
Return of capital	—		—		—		—		—		(0.09)

Total dividends and distributions	—		(0.79)		(0.64)		(0.52)		(0.62)		(0.39)

Net asset value, end of period	$16.33		$15.62		$11.81		$10.06		$11.03		$10.20

Total return (b)	4.55%		39.08%		23.93%		(4.22)%		14.28%		7.62%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$22,348		$19,467		$12,255		$9,403		$7,637		$5,572
Ratio of expenses to average net assets:
After waivers (a)(f)	1.02	%(j)	1.05	%(k)	1.10	%(m)	1.19	%(n)**	1.18	%(o)	1.22	%(o)
Before waivers (a)(f)	1.32%		1.48%		1.59%		1.67%		1.72%		1.70%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	0.32%		1.17%		1.35%		2.23%		2.11%		1.98%
Before waivers (a)(f)	0.02%		0.74%		0.86%		1.75%		1.58%		1.50%
Portfolio turnover rate^	202	%(h)(z)	51%		35%		32%		35%		33%

	Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31,
Class K			2020		2019		2018		2017		2016
Net asset value, beginning of period	$15.59		$11.79		$10.04		$11.01		$10.18		$9.82

Income (loss) from investment operations:
Net investment income (loss) (e)	0.04		0.18		0.18		0.27		0.25		0.22
Net realized and unrealized gain (loss)	0.69		4.44		2.24		(0.69)		1.23		0.56

Total from investment operations	0.73		4.62		2.42		(0.42)		1.48		0.78

Less distributions:
Dividends from net investment income	—		(0.21)		(0.37)		(0.29)		(0.37)		(0.32)
Distributions from net realized gains	—		(0.61)		(0.30)		(0.26)		(0.28)		—
Return of capital	—		—		—		—		—		(0.10)

Total dividends and distributions	—		(0.82)		(0.67)		(0.55)		(0.65)		(0.42)

Net asset value, end of period	$16.32		$15.59		$11.79		$10.04		$11.01		$10.18

Total return (b)	4.68%		39.34%		24.27%		(3.98)%		14.58%		7.91%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$23,256		$22,725		$15,331		$11,526		$11,402		$11,093
Ratio of expenses to average net assets:
After waivers (a)(f)	0.77	%(j)	0.80	%(k)	0.85	%(m)	0.94	%(n)**	0.93	%(o)	0.97	%(o)
Before waivers (a)(f)	1.07%		1.23%		1.34%		1.41%		1.46%		1.45%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	0.56%		1.40%		1.61%		2.40%		2.29%		2.24%
Before waivers (a)(f)	0.26%		0.98%		1.12%		1.93%		1.76%		1.76%
Portfolio turnover rate^	202	%(h)(z)	51%		35%		32%		35%		33%

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT CONVERTIBLE SECURITIES PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

^	Portfolo turnover rate excludes derivatives, if any.
**	Includes Tax Expense of 0.01%.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(h)

The portfolio turnover rate calculation includes purchases and sales made as a result of the replacement of the sub-adviser. Excluding such transactions, the portfolio turnover rate would have been 16%.

(j)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.14% for Class IB and 0.89% for Class K.
(k)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.15% for Class IB and 0.90% for Class K.
(m)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.22% for Class IB and 0.97% for Class K.
(n)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.31% for Class IB and 1.06% for Class K.
(o)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.30% for Class IB and 1.05% for Class K.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

1290 VT DOUBLELINE DYNAMIC ALLOCATION PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2021	% of Net Assets
U.S. Treasury Obligations	34.9%
Information Technology	8.0
Collateralized Mortgage Obligations	7.3
Investment Companies	6.3
Financials	5.8
Health Care	4.8
Communication Services	4.5
Consumer Discretionary	4.4
Asset-Backed Securities	4.3
Mortgage-Backed Securities	4.0
Industrials	3.5
Consumer Staples	2.8
Energy	2.3
Materials	1.3
Real Estate	0.9
Utilities	0.9
Repurchase Agreements	0.5
Cash and Other	3.5

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2021 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/21	Ending Account Value 6/30/21	Expenses Paid During Period* 1/1/21 - 6/30/21
Class IB
Actual	$1,000.00	$1,067.80	$5.95
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.04	5.81
Class K
Actual	1,000.00	1,070.10	4.70
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.26	4.58

* Expenses are equal to the Portfolio’s Class IB and Class K shares annualized expense ratio of 1.16% and 0.92%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

1290 VT DOUBLELINE DYNAMIC ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2021 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed Securities (4.3%)
Bayview Opportunity Master Fund IVa Trust,
Series 2019-SBR1 A1 3.475%, 6/28/34 (e)§	$69,737	$70,060
C-BASS TRUST,
Series 2007-CB1 AF6 5.835%, 1/25/37 (e)	1,229,913	555,158
HSI Asset Securitization Corp. Trust,
Series 2006-HE1 1A1 0.371%, 10/25/36 (l)	1,026,318	446,851
J.P. Morgan Mortgage Acquisition Corp.,
Series 2005-WMC1 M4 0.992%, 9/25/35 (l)	400,000	381,911
Mastr Asset-Backed Securities Trust,
Series 2006-NC3 A5 0.302%, 10/25/36 (l)	706,565	474,607
Morgan Stanley ABS Capital I, Inc. Trust,
Series 2007-HE2 A1 0.222%, 1/25/37 (l)§	1,311,795	666,749
RASC Trust,
Series 2007-EMX1 A13 0.292%, 1/25/37 (l)	504,551	463,502
Washington Mutual WMABS,
Series 2006-HE5 2A2 0.272%, 10/25/36 (l)	248,035	131,793

Total Asset-Backed Securities		3,190,631

Collateralized Mortgage Obligations (7.3%)
BRAVO Residential Funding Trust,
Series 2020-RPL1 M1 3.250%, 5/26/59 (l)§	500,000	527,034
CitiMortgage Alternative Loan Trust,
Series 2007-A2 1A5 6.000%, 2/25/37	442,858	448,275
FHLMC,
Series 357 200 2.000%, 9/15/47	664,250	690,046
Series 358 300 3.000%, 10/15/47 STRIPS	247,885	263,614
Series 4484 CD 1.750%, 7/15/30	122,083	125,048
Series 4624 GA 2.500%, 4/15/40	37,775	37,856
Series 4749 LV 3.500%, 4/15/38	450,000	459,393
FHLMC STACR REMIC Trust,
Series 2020-DNA2 M2 1.942%, 2/25/50 (l)§	300,000	302,442
FNMA,
Series 2016-9 A 3.000%, 9/25/43	66,970	67,812
Series 2017-51 EA 3.000%, 11/25/42	42,064	42,465
Series 2018-21 (Zero Coupon), 4/25/48 PO	142,203	132,536
Series 2018-36 A 3.000%, 6/25/48	98,721	103,106
GCAT LLC,
Series 2020-3 A1 2.981%, 9/25/25 (e)§	298,946	301,768
PMT Credit Risk Transfer Trust,
Series 2019-2R A 2.846%, 5/27/23 (l)§	313,591	310,551
Series 2019-3R A 2.796%, 10/27/22 (l)§	289,570	290,471
PRPM LLC,
Series 2020-3 A1 2.857%, 9/25/25 (e)§	423,134	425,375
Verus Securitization Trust,
Series 2020-2 A2 2.989%, 5/25/60 (l)§	300,000	308,827
Series 2020-4 M1 3.291%, 5/25/65 (l)§	300,000	306,623
Wells Fargo Alternative Loan Trust,
Series 2007-PA6 A1 3.022%, 12/28/37 (l)	194,376	191,686

Total Collateralized Mortgage Obligations		5,334,928

Corporate Bonds (13.5%)
Communication Services (1.5%)
Diversified Telecommunication Services (0.4%)
AT&T, Inc. 3.500%, 9/15/53§	38,000	38,220
3.550%, 9/15/55§	67,000	66,984
CCO Holdings LLC 5.000%, 2/1/28§	30,000	31,402
Frontier Communications Holdings LLC
5.875%, 10/15/27§	10,000	10,688
5.000%, 5/1/28§	15,000	15,470
6.750%, 5/1/29§	15,000	15,934
Lumen Technologies, Inc.
5.125%, 12/15/26§	25,000	25,969
4.000%, 2/15/27§	25,000	25,500
Verizon Communications, Inc.
(ICE LIBOR USD 3 Month + 1.10%), 1.256%, 5/15/25 (k)	59,000	60,629
Zayo Group Holdings, Inc.
4.000%, 3/1/27§	25,000	24,765
6.125%, 3/1/28§	15,000	15,319

		330,880

Entertainment (0.1%)
Lions Gate Capital Holdings LLC 5.500%, 4/15/29§	25,000	26,375
Live Nation Entertainment, Inc. 6.500%, 5/15/27§	25,000	27,745

		54,120

Media (0.9%)
Cengage Learning, Inc. 9.500%, 6/15/24§	25,000	25,594
Charter Communications Operating LLC 4.908%, 7/23/25	100,000	112,965
Clear Channel Outdoor Holdings, Inc. 7.500%, 6/1/29§	20,000	20,657

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT DOUBLELINE DYNAMIC ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Principal Amount	Value (Note 1)
Comcast Corp.
3.400%, 4/1/30	$55,000	$60,781
1.500%, 2/15/31	60,000	56,822
Diamond Sports Group LLC 5.375%, 8/15/26§	15,000	9,637
DISH DBS Corp. 5.875%, 11/15/24	20,000	21,425
5.125%, 6/1/29§	20,000	19,698
GCI LLC 4.750%, 10/15/28§	20,000	20,450
iHeartCommunications, Inc. 8.375%, 5/1/27	5,000	5,369
Interpublic Group of Cos., Inc. (The) 4.650%, 10/1/28	45,000	52,924
Nexstar Broadcasting, Inc. 5.625%, 7/15/27§	20,000	21,275
Omnicom Group, Inc. 2.600%, 8/1/31	100,000	101,794
Radiate Holdco LLC 4.500%, 9/15/26§	20,000	20,700
Scripps Escrow II, Inc. 3.875%, 1/15/29§	10,000	9,885
Scripps Escrow, Inc. 5.875%, 7/15/27§	30,000	31,050
Sirius XM Radio, Inc. 4.125%, 7/1/30§	20,000	20,225
Univision Communications, Inc. 4.500%, 5/1/29§	20,000	20,150

		631,401

Wireless Telecommunication Services (0.1%)
T-Mobile USA, Inc. 2.250%, 2/15/26	55,000	55,413
3.375%, 4/15/29	10,000	10,307
3.375%, 4/15/29§	5,000	5,162
2.875%, 2/15/31	10,000	9,925

		80,807

Total Communication Services		1,097,208

Consumer Discretionary (1.8%)
Auto Components (0.2%)
Clarios Global LP 6.250%, 5/15/26§	13,000	13,845
Dana, Inc. 5.625%, 6/15/28	45,000	48,699
Goodyear Tire & Rubber Co. (The) 5.250%, 7/15/31§	35,000	36,451
Icahn Enterprises LP 5.250%, 5/15/27	20,000	20,650

		119,645

Automobiles (0.1%)
Ford Motor Co. 8.500%, 4/21/23	75,000	83,625
9.000%, 4/22/25	15,000	18,493

		102,118

Distributors (0.1%)
Performance Food Group, Inc. 5.500%, 10/15/27§	30,000	31,575

Diversified Consumer Services (0.0%)
Metis Merger Sub LLC 6.500%, 5/15/29§	25,000	24,562

Hotels, Restaurants & Leisure (1.0%)
Bally’s Corp. 6.750%, 6/1/27§	35,000	37,231
Boyd Gaming Corp. 4.750%, 6/15/31§	40,000	41,411
Boyne USA, Inc. 4.750%, 5/15/29§	60,000	61,950
Caesars Entertainment, Inc. 6.250%, 7/1/25§	30,000	31,814
Caesars Resort Collection LLC 5.250%, 10/15/25§	35,000	35,350
Carnival Corp. 5.750%, 3/1/27§	30,000	31,350
Cedar Fair LP 5.250%, 7/15/29	20,000	20,627
Expedia Group, Inc. 3.250%, 2/15/30	60,000	62,739
Golden Nugget, Inc. 6.750%, 10/15/24§	40,000	40,225
IRB Holding Corp. 6.750%, 2/15/26§	30,000	31,088
Marriott International, Inc.
Series R 3.125%, 6/15/26	55,000	58,303
McDonald’s Corp. 3.600%, 7/1/30	55,000	61,918
MGM Resorts International 6.750%, 5/1/25	35,000	37,406
Midwest Gaming Borrower LLC 4.875%, 5/1/29§	50,000	49,875
Scientific Games International, Inc. 7.250%, 11/15/29§	15,000	16,920
Six Flags Theme Parks, Inc. 7.000%, 7/1/25§	45,000	48,496
Viking Cruises Ltd. 13.000%, 5/15/25§	10,000	11,764
5.875%, 9/15/27§	50,000	49,410
Wyndham Hotels & Resorts, Inc. 4.375%, 8/15/28§	20,000	20,675

		748,552

Household Durables (0.1%)
Mattamy Group Corp. 4.625%, 3/1/30§	30,000	30,525
Tempur Sealy International, Inc. 4.000%, 4/15/29§	20,000	20,275
WASH Multifamily Acquisition, Inc. 5.750%, 4/15/26§	30,000	31,323

		82,123

Multiline Retail (0.2%)
Dollar Tree, Inc. 4.000%, 5/15/25	105,000	115,838

Specialty Retail (0.1%)
Ambience Merger Sub, Inc. 7.125%, 7/15/29§	15,000	15,131
Asbury Automotive Group, Inc. 4.500%, 3/1/28	6,000	6,157
4.750%, 3/1/30	6,000	6,255

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT DOUBLELINE DYNAMIC ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Principal Amount	Value (Note 1)
SRS Distribution, Inc. 4.625%, 7/1/28§	$30,000	$30,600
Staples, Inc. 7.500%, 4/15/26§	20,000	20,663
Victoria’s Secret & Co. 4.625%, 7/15/29§	10,000	10,000

		88,806

Total Consumer Discretionary		1,313,219

Consumer Staples (1.0%)
Beverages (0.3%)
Anheuser-Busch Cos. LLC 4.900%, 2/1/46	45,000	56,809
Constellation Brands, Inc. 3.150%, 8/1/29	100,000	107,456
Primo Water Holdings, Inc. 4.375%, 4/30/29§	50,000	49,875
Triton Water Holdings, Inc. 6.250%, 4/1/29§	20,000	20,075

		234,215

Food & Staples Retailing (0.1%)
Sysco Corp. 5.950%, 4/1/30	47,000	60,323
United Natural Foods, Inc. 6.750%, 10/15/28§	20,000	21,450
US Foods, Inc. 6.250%, 4/15/25§	5,000	5,306

		87,079

Food Products (0.4%)
B&G Foods, Inc. 5.250%, 9/15/27	10,000	10,400
Flowers Foods, Inc. 2.400%, 3/15/31	55,000	55,074
Kraft Heinz Foods Co. 5.000%, 7/15/35	10,000	12,225
5.200%, 7/15/45	30,000	37,200
Post Holdings, Inc. 4.625%, 4/15/30§	30,000	30,450
Smithfield Foods, Inc. 4.250%, 2/1/27§	95,000	103,711

		249,060

Household Products (0.1%)
Energizer Holdings, Inc. 4.750%, 6/15/28§	30,000	30,713
Kronos Acquisition Holdings, Inc. 5.000%, 12/31/26§	30,000	30,525
7.000%, 12/31/27§	20,000	20,030

		81,268

Personal Products (0.0%)
Coty, Inc. 5.000%, 4/15/26§	20,000	20,280

Tobacco (0.1%)
Altria Group, Inc. 4.450%, 5/6/50	50,000	52,977

Total Consumer Staples		724,879

Energy (1.6%)
Energy Equipment & Services (0.2%)
Patterson-UTI Energy, Inc. 3.950%, 2/1/28	25,000	25,259
Transocean Poseidon Ltd. 6.875%, 2/1/27§	30,000	30,039
Transocean, Inc. 11.500%, 1/30/27§	9,000	9,602
USA Compression Partners LP 6.875%, 9/1/27	40,000	42,691

		107,591

Oil, Gas & Consumable Fuels (1.4%)
Antero Midstream Partners LP 5.750%, 3/1/27§	13,000	13,488
Apache Corp. 4.625%, 11/15/25	10,000	10,750
4.375%, 10/15/28	20,000	21,246
BP Capital Markets America, Inc. 2.939%, 6/4/51	60,000	57,679
Chesapeake Energy Corp. 5.875%, 2/1/29§	30,000	32,400
CNX Resources Corp. 6.000%, 1/15/29§	20,000	21,625
Energy Transfer LP 4.750%, 1/15/26	50,000	56,180
EQM Midstream Partners LP 4.750%, 1/15/31§	40,000	41,218
EQT Corp. 8.500%, 2/1/30 (e)	15,000	19,509
Hess Midstream Operations LP 5.125%, 6/15/28§	30,000	31,425
Hilcorp Energy I LP 6.250%, 11/1/28§	25,000	26,562
5.750%, 2/1/29§	15,000	15,600
Indigo Natural Resources LLC 5.375%, 2/1/29§	20,000	20,900
Kinder Morgan Energy Partners LP 6.950%, 1/15/38	50,000	71,320
Marathon Petroleum Corp. 5.125%, 12/15/26	50,000	58,861
MEG Energy Corp. 7.125%, 2/1/27§	30,000	31,947
5.875%, 2/1/29§	5,000	5,250
NGL Energy Operating LLC 7.500%, 2/1/26§	40,000	41,900
NuStar Logistics LP 6.375%, 10/1/30	25,000	27,622
Occidental Petroleum Corp. 8.000%, 7/15/25	15,000	17,812
6.625%, 9/1/30	20,000	24,106
6.125%, 1/1/31	25,000	29,344
6.450%, 9/15/36	15,000	17,934
Ovintiv, Inc. 7.375%, 11/1/31	15,000	19,922
Parkland Corp. 4.500%, 10/1/29§	25,000	25,405
Peabody Energy Corp. 8.500%, 12/31/24 PIK§	7,000	5,250
Pioneer Natural Resources Co. 1.900%, 8/15/30	60,000	57,950
Rattler Midstream LP 5.625%, 7/15/25§	10,000	10,500

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT DOUBLELINE DYNAMIC ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Principal Amount	Value (Note 1)
Sabine Pass Liquefaction LLC 5.000%, 3/15/27	$50,000	$57,767
Sunoco LP 6.000%, 4/15/27	15,000	15,675
4.500%, 5/15/29§	10,000	10,150
Targa Resources Partners LP 5.500%, 3/1/30	25,000	27,492
TotalEnergies Capital International SA 3.386%, 6/29/60	55,000	57,885
Viper Energy Partners LP 5.375%, 11/1/27§	25,000	26,062
Western Midstream Operating LP 4.350%, 2/1/25 (e)	20,000	21,132

		1,029,868

Total Energy		1,137,459

Financials (2.4%)
Banks (0.7%)
Bank of America Corp.
(ICE LIBOR USD 3 Month + 1.21%), 3.974%, 2/7/30 (k)	55,000	62,439
Bank of Montreal
(USD Swap Semi 5 Year + 1.43%), 3.803%, 12/15/32 (k)	50,000	55,002
Bank of Nova Scotia (The) 1.625%, 5/1/23	45,000	45,997
3.400%, 2/11/24	55,000	58,924
JPMorgan Chase & Co.
(SOFR + 1.25%), 2.580%, 4/22/32 (k)	105,000	107,990
Mitsubishi UFJ Financial Group, Inc.
(ICE LIBOR USD 3 Month + 0.74%), 0.871%, 3/2/23 (k)	100,000	100,824
Santander Holdings USA, Inc. 3.400%, 1/18/23	105,000	109,174

		540,350

Capital Markets (0.4%)
Ares Capital Corp. 2.150%, 7/15/26	65,000	64,713
Goldman Sachs Group, Inc. (The)
(SOFR + 0.82%), 0.853%, 9/10/27 (k)	115,000	114,647
Macquarie Group Ltd.
(SOFR + 0.91%), 1.629%, 9/23/27 (k)§	60,000	59,762
Morgan Stanley
(SOFR + 0.53%), 0.790%, 5/30/25 (k)	70,000	69,719

		308,841

Consumer Finance (0.7%)
American Express Co. 3.400%, 2/22/24	85,000	90,915
Avolon Holdings Funding Ltd. 3.250%, 2/15/27§	95,000	97,512
Discover Financial Services 4.100%, 2/9/27	70,000	78,428
General Motors Financial Co., Inc.
(ICE LIBOR USD 3 Month + 0.99%), 1.184%, 1/5/23 (k)	100,000	100,899
Navient Corp. 5.000%, 3/15/27	15,000	15,506
OneMain Finance Corp. 6.625%, 1/15/28	30,000	34,449
5.375%, 11/15/29	15,000	16,301
Synchrony Financial 3.950%, 12/1/27	55,000	61,136

		495,146

Diversified Financial Services (0.1%)
MPH Acquisition Holdings LLC 5.750%, 11/1/28 (x)§	35,000	35,172
Verscend Escrow Corp. 9.750%, 8/15/26§	25,000	26,343

		61,515

Insurance (0.4%)
Acrisure LLC 4.250%, 2/15/29§	35,000	34,563
Alliant Holdings Intermediate LLC 6.750%, 10/15/27§	20,000	20,970
Athene Global Funding 3.000%, 7/1/22§	55,000	56,406
GTCR AP Finance, Inc. 8.000%, 5/15/27§	25,000	26,750
NFP Corp. 6.875%, 8/15/28§	20,000	21,075
Prudential Financial, Inc. 3.905%, 12/7/47	50,000	58,054
Willis North America, Inc. 4.500%, 9/15/28	55,000	63,815

		281,633

Thrifts & Mortgage Finance (0.1%)
Nationstar Mortgage Holdings, Inc. 5.500%, 8/15/28§	20,000	20,166
PennyMac Financial Services, Inc. 4.250%, 2/15/29§	35,000	33,644

		53,810

Total Financials		1,741,295

Health Care (1.4%)
Biotechnology (0.2%)
AbbVie, Inc. 4.700%, 5/14/45	95,000	118,775

Health Care Equipment & Supplies (0.0%)
Ortho-Clinical Diagnostics, Inc. 7.250%, 2/1/28§	24,000	26,160

Health Care Providers & Services (1.1%)
Anthem, Inc. 2.375%, 1/15/25	60,000	62,963
Centene Corp. 3.000%, 10/15/30	15,000	15,371
2.500%, 3/1/31	85,000	83,619
Cigna Corp.
(ICE LIBOR USD 3 Month + 0.89%), 1.074%, 7/15/23 (k)	85,000	86,086
4.900%, 12/15/48	90,000	115,737
Community Health Systems, Inc. 6.000%, 1/15/29§	30,000	32,025
6.875%, 4/15/29§	20,000	20,946

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT DOUBLELINE DYNAMIC ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Principal Amount	Value (Note 1)
CVS Health Corp. 5.050%, 3/25/48	$70,000	$90,782
HCA, Inc. 4.125%, 6/15/29	55,000	61,859
Legacy LifePoint Health LLC 6.750%, 4/15/25§	10,000	10,600
4.375%, 2/15/27§	25,000	25,187
Radiology Partners, Inc. 9.250%, 2/1/28§	30,000	33,188
RP Escrow Issuer LLC 5.250%, 12/15/25§	30,000	31,350
Select Medical Corp. 6.250%, 8/15/26§	80,000	85,202
Tenet Healthcare Corp. 6.125%, 10/1/28§	40,000	42,450

		797,365

Pharmaceuticals (0.1%)
Bausch Health Cos., Inc. 6.250%, 2/15/29§	35,000	34,529
Endo Luxembourg Finance Co. I Sarl 6.125%, 4/1/29§	20,000	19,600
Royalty Pharma plc 3.300%, 9/2/40§	55,000	55,216

		109,345

Total Health Care		1,051,645

Industrials (1.2%)
Aerospace & Defense (0.3%)
Boeing Co. (The) 2.950%, 2/1/30	55,000	56,183
Bombardier, Inc. 6.000%, 10/15/22§	25,000	25,000
TransDigm, Inc. 8.000%, 12/15/25§	5,000	5,402
6.250%, 3/15/26§	55,000	58,025
5.500%, 11/15/27	25,000	26,063
4.875%, 5/1/29§	20,000	20,200
Triumph Group, Inc. 7.750%, 8/15/25	15,000	15,405

		206,278

Airlines (0.1%)
American Airlines, Inc. 5.750%, 4/20/29§	40,000	43,050
United Airlines, Inc. 4.625%, 4/15/29§	20,000	20,650

		63,700

Building Products (0.1%)
Builders FirstSource, Inc. 6.750%, 6/1/27§	23,000	24,667
Griffon Corp. 5.750%, 3/1/28	20,000	21,225
Owens Corning 4.400%, 1/30/48	50,000	58,543

		104,435

Commercial Services & Supplies (0.2%)
Allied Universal Holdco LLC 6.625%, 7/15/26§	20,000	21,205
9.750%, 7/15/27§	35,000	38,544
Garda World Security Corp. 6.000%, 6/1/29§	35,000	34,606
GFL Environmental, Inc. 4.000%, 8/1/28§	35,000	34,503
Madison IAQ LLC 4.125%, 6/30/28§	25,000	25,250
5.875%, 6/30/29§	20,000	20,350

		174,458

Construction & Engineering (0.0%)
Pike Corp. 5.500%, 9/1/28§	25,000	25,969

Industrial Conglomerates (0.2%)
Roper Technologies, Inc. 1.750%, 2/15/31	120,000	115,080

Road & Rail (0.2%)
CSX Corp. 3.800%, 11/1/46	50,000	56,345
Kenan Advantage Group, Inc. (The) 7.875%, 7/31/23§	5,000	4,987
NESCO Holdings II, Inc. 5.500%, 4/15/29§	5,000	5,206
Penske Truck Leasing Co. LP 4.200%, 4/1/27§	50,000	56,101
Uber Technologies, Inc. 7.500%, 9/15/27§	20,000	21,980

		144,619

Trading Companies & Distributors (0.1%)
Air Lease Corp. 1.875%, 8/15/26	65,000	65,008

Total Industrials		899,547

Information Technology (0.6%)
Communications Equipment (0.0%)
Avaya, Inc. 6.125%, 9/15/28§	20,000	21,342

IT Services (0.2%)
Endure Digital, Inc. 6.000%, 2/15/29§	30,000	29,700
GTT Communications, Inc. 7.875%, 12/31/24§	15,000	1,894
Western Union Co. (The) 2.750%, 3/15/31	120,000	119,147

		150,741

Semiconductors & Semiconductor Equipment (0.2%)
NXP BV 3.875%, 6/18/26§	105,000	116,330

Software (0.1%)
Clarivate Science Holdings Corp. 4.875%, 6/30/29§	25,000	25,656
Oracle Corp. 3.600%, 4/1/50	55,000	56,591

		82,247

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT DOUBLELINE DYNAMIC ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Principal Amount	Value (Note 1)
Technology Hardware, Storage & Peripherals (0.1%)
NetApp, Inc. 1.875%, 6/22/25	$55,000	$56,579

Total Information Technology		427,239

Materials (0.6%)
Chemicals (0.1%)
CVR Partners LP 6.125%, 6/15/28 (x)§	15,000	15,375
Nutrien Ltd. 4.200%, 4/1/29	50,000	57,370
SCIH Salt Holdings, Inc. 6.625%, 5/1/29§	5,000	5,012

		77,757

Containers & Packaging (0.2%)
Berry Global, Inc. 5.625%, 7/15/27§	30,000	31,688
Packaging Corp. of America 3.000%, 12/15/29	50,000	53,011
Silgan Holdings, Inc. 4.125%, 2/1/28	30,000	31,050
WRKCo, Inc. 3.750%, 3/15/25	55,000	60,001

		175,750

Metals & Mining (0.3%)
Arconic Corp. 6.125%, 2/15/28§	35,000	37,458
Glencore Funding LLC 1.625%, 4/27/26§	60,000	60,136
Novelis Corp. 4.750%, 1/30/30§	40,000	41,850
SunCoke Energy Partners LP 7.500%, 6/15/25§	25,000	25,964
SunCoke Energy, Inc. 4.875%, 6/30/29§	25,000	24,906

		190,314

Total Materials		443,821

Real Estate (0.5%)
Equity Real Estate Investment Trusts (REITs) (0.5%)
Alexandria Real Estate Equities, Inc. (REIT) 3.000%, 5/18/51	65,000	63,438
American Tower Corp. (REIT) 3.950%, 3/15/29	60,000	67,404
Crown Castle International Corp. (REIT) 3.650%, 9/1/27	50,000	54,858
3.300%, 7/1/30	35,000	37,572
Iron Mountain, Inc. (REIT) 4.500%, 2/15/31§	15,000	15,150
Park Intermediate Holdings LLC (REIT) 4.875%, 5/15/29§	25,000	25,799
Uniti Group LP (REIT) 6.500%, 2/15/29§	20,000	20,075
Welltower, Inc. (REIT) 2.050%, 1/15/29	60,000	60,107

		344,403

Real Estate Management & Development (0.0%)
Realogy Group LLC 7.625%, 6/15/25§	20,000	21,694
5.750%, 1/15/29§	20,000	20,908

		42,602

Total Real Estate		387,005

Utilities (0.9%)
Electric Utilities (0.5%)
Eversource Energy
Series R 1.650%, 8/15/30	65,000	62,083
Monongahela Power Co. 5.400%, 12/15/43§	60,000	78,599
NextEra Energy Capital Holdings, Inc. 2.250%, 6/1/30	60,000	60,450
NRG Energy, Inc. 3.625%, 2/15/31§	40,000	39,308
Pacific Gas and Electric Co. 2.500%, 2/1/31	60,000	55,969
PG&E Corp. 5.000%, 7/1/28	40,000	40,350
Southern Co. (The)
Series 21-A (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.92%), 3.750%, 9/15/51 (k)	55,000	55,379

		392,138

Gas Utilities (0.3%)
Brooklyn Union Gas Co. (The) 4.487%, 3/4/49§	55,000	64,830
East Ohio Gas Co. (The) 3.000%, 6/15/50§	60,000	59,815
Ferrellgas LP 5.375%, 4/1/26§	15,000	14,869
Suburban Propane Partners LP 5.000%, 6/1/31§	30,000	30,600
Superior Plus LP 4.500%, 3/15/29§	35,000	35,935

		206,049

Independent Power and Renewable Electricity Producers (0.0%)
Calpine Corp. 5.125%, 3/15/28§	25,000	25,313
4.625%, 2/1/29§	10,000	9,800

		35,113

Water Utilities (0.1%)
Essential Utilities, Inc. 2.704%, 4/15/30	60,000	62,275

Total Utilities		695,575

Total Corporate Bonds		9,918,892

Mortgage-Backed Securities (4.0%)
FHLMC 2.000%, 10/1/50	433,807	434,896
FHLMC UMBS 2.500%, 9/1/50	720,344	747,391

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT DOUBLELINE DYNAMIC ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Principal Amount	Value (Note 1)
FNMA 3.500%, 4/1/30	$400,000	$457,318
FNMA UMBS 3.000%, 4/1/37	189,194	199,413
2.000%, 11/1/50	1,076,486	1,090,626

Total Mortgage-Backed Securities		2,929,644

U.S. Treasury Obligations (9.7%)
U.S. Treasury Bonds 4.750%, 2/15/37	180,000	255,646
2.250%, 5/15/41	420,000	437,486
2.750%, 11/15/47	240,000	273,219
1.250%, 5/15/50	280,000	228,789
2.375%, 5/15/51	360,000	384,673
U.S. Treasury Notes 0.125%, 10/31/22	850,000	849,697
0.125%, 12/31/22	520,000	519,615
0.125%, 6/30/23	490,000	488,794
0.125%, 1/15/24	400,000	397,618
0.250%, 6/15/24	1,020,000	1,013,859
1.500%, 11/30/24	410,000	423,069
0.375%, 11/30/25	370,000	363,460
0.875%, 6/30/26	510,000	510,001
0.500%, 6/30/27	440,000	425,913
1.250%, 6/30/28	440,000	441,036
1.625%, 5/15/31	90,000	91,489

Total U.S. Treasury Obligations		7,104,364

Total Long-Term Debt Securities (38.8%) (Cost $28,248,284)		28,478,459

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (3.0%)
Interactive Media & Services (2.3%)
Alphabet, Inc., Class A*	391	954,740
Facebook, Inc., Class A*	2,120	737,145

		1,691,885

Media (0.7%)
Comcast Corp., Class A	8,925	508,903

Total Communication Services		2,200,788

Consumer Discretionary (2.6%)
Internet & Direct Marketing Retail (1.3%)
Amazon.com, Inc.*	287	987,326

Multiline Retail (0.5%)
Dollar General Corp.	1,551	335,621

Specialty Retail (0.8%)
Ross Stores, Inc.	2,513	311,612
Ulta Beauty, Inc.*	750	259,327

		570,939

Total Consumer Discretionary		1,893,886

Consumer Staples (1.8%)
Beverages (0.6%)
Constellation Brands, Inc., Class A	1,792	419,131

Food & Staples Retailing (0.2%)
Sysco Corp.	1,605	$124,788

Household Products (0.6%)
Procter & Gamble Co. (The)	3,299	445,134

Tobacco (0.4%)
Philip Morris International, Inc.	3,407	337,668

Total Consumer Staples		1,326,721

Energy (0.7%)
Oil, Gas & Consumable Fuels (0.7%)
Exxon Mobil Corp.	4,985	314,454
Pioneer Natural Resources Co.	1,144	185,923

		500,377

Total Energy		500,377

Financials (3.4%)
Banks (1.6%)
Citigroup, Inc.	7,803	552,062
First Republic Bank	1,128	211,128
Truist Financial Corp.	7,705	427,628

		1,190,818

Capital Markets (0.9%)
Charles Schwab Corp. (The)	5,105	371,695
Intercontinental Exchange, Inc.	2,073	246,065

		617,760

Consumer Finance (0.5%)
American Express Co.	2,388	394,569

Insurance (0.4%)
Aflac, Inc.	4,803	257,729

Total Financials		2,460,876

Health Care (3.4%)
Biotechnology (0.3%)
BioMarin Pharmaceutical, Inc.*	1,569	130,917
Vertex Pharmaceuticals, Inc.*	447	90,129

		221,046

Health Care Equipment & Supplies (1.0%)
Alcon, Inc.	3,677	258,346
Boston Scientific Corp.*	12,142	519,192

		777,538

Health Care Providers & Services (1.1%)
Anthem, Inc.	890	339,802
UnitedHealth Group, Inc.	1,198	479,727

		819,529

Pharmaceuticals (1.0%)
AstraZeneca plc (ADR) (x)	7,422	444,578
Roche Holding AG (ADR)	2,106	98,961
Zoetis, Inc.	908	169,215

		712,754

Total Health Care		2,530,867

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT DOUBLELINE DYNAMIC ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Industrials (2.3%)
Aerospace & Defense (0.6%)
Boeing Co. (The)*	1,654	$396,232

Electrical Equipment (0.3%)
AMETEK, Inc.	1,846	246,441

Industrial Conglomerates (0.5%)
Honeywell International, Inc.	1,657	363,463

Machinery (0.9%)
Fortive Corp.	4,489	313,063
Parker-Hannifin Corp.	1,203	369,453

		682,516

Total Industrials		1,688,652

Information Technology (7.4%)
Communications Equipment (0.5%)
Motorola Solutions, Inc.	1,563	338,937

Electronic Equipment, Instruments & Components (0.5%)
Corning, Inc.	8,435	344,992

IT Services (1.7%)
Fidelity National Information Services, Inc.	1,262	178,787
PayPal Holdings, Inc.*	1,925	561,099
Visa, Inc., Class A	2,112	493,828

		1,233,714

Semiconductors & Semiconductor Equipment (1.1%)
Analog Devices, Inc.	1,612	277,522
KLA Corp.	678	219,814
Lam Research Corp.	513	333,809

		831,145

Software (2.6%)
Adobe, Inc.*	671	392,965
Microsoft Corp.	5,098	1,381,048
Splunk, Inc.*	1,145	165,544

		1,939,557

Technology Hardware, Storage & Peripherals (1.0%)
Apple, Inc.	5,638	772,180

Total Information Technology		5,460,525

Materials (0.7%)
Chemicals (0.7%)
DuPont de Nemours, Inc.	3,180	246,164
International Flavors & Fragrances, Inc.	1,752	261,749

		507,913

Total Materials		507,913

Real Estate (0.4%)
Equity Real Estate Investment Trusts (REITs) (0.4%)
American Tower Corp. (REIT)	1,177	317,955

Total Real Estate		317,955

Total Common Stocks (25.7%) (Cost $10,860,390)		18,888,560

INVESTMENT COMPANIES:
Fixed Income (5.6%)
DoubleLine Floating Rate Fund , Class I‡	198,490	1,895,582
DoubleLine Global Bond Fund , Class I‡	212,563	2,187,271

Total Investment Companies (5.6%) (Cost $4,102,239)		4,082,853

SHORT-TERM INVESTMENTS:
Investment Company (0.7%)
JPMorgan Prime Money Market Fund, IM Shares	547,605	547,878

	Principal Amount	Value (Note 1)
Repurchase Agreements (0.5%)
Citigroup Global Markets, Inc., 0.07%, dated 6/30/21, due 7/1/21, repurchase price $328,720, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-5.000%, maturing 4/30/22-2/15/42; total market value $335,294. (xx)	$328,719	328,719
HSBC Bank plc, 0.10%, dated 6/30/21, due 7/1/21, repurchase price $29,238, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-6.125%, maturing 7/15/21-2/15/50; total market value $29,835. (xx)	29,238	29,238
HSBC Bank plc, 0.10%, dated 6/30/21, due 7/1/21, repurchase price $32,454, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-6.125%, maturing 7/15/21-2/15/50; total market value $33,116. (xx)	32,454	32,454

Total Repurchase Agreements		390,411

U.S. Treasury Obligations (25.2%)
U.S. Treasury Bills 0.05%, 9/9/21 (p)	1,500,000	1,499,850
0.06%, 12/2/21 (p)	2,000,000	1,999,526
0.06%, 12/30/21 (p)	6,000,000	5,998,182
0.06%, 2/24/22 (p)	5,000,000	4,998,168
0.06%, 4/21/22 (p)	1,500,000	1,499,306
0.07%, 6/16/22 (p)	2,500,000	2,498,221

Total U.S. Treasury Obligations		18,493,253

Total Short-Term Investments (26.4%) (Cost $19,427,722)		19,431,542

Total Investments in Securities (96.5%) (Cost $62,638,635)		70,881,414
Other Assets Less Liabilities (3.5%)		2,548,260

Net Assets (100%)		$73,429,674

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT DOUBLELINE DYNAMIC ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

*	Non-income producing.
‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.
§

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At June 30, 2021, the market value of these securities amounted to $7,797,518 or 10.6% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(e)	Step Bond - Coupon rate increases or decreases in increments to maturity. Rate disclosed is as of June 30, 2021. Maturity date disclosed is the ultimate maturity date.
(k)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of June 30, 2021.
(l)

Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of June 30, 2021.

(p)	Yield to maturity.
(x)	All or a portion of security is on loan at June 30, 2021.
(xx)

At June 30, 2021, the Portfolio had loaned securities with a total value of $440,764. This was collateralized by $62,448 of various U.S. Government Treasury Securities, ranging from 0.000% - 8.000%, maturing 7/8/21 - 2/15/51 and by cash of $390,411 which was subsequently invested in joint repurchase agreements as detailed in the Notes to the Financial Statements.

Glossary:

ADR	—	American Depositary Receipt
CAPE	—	Cyclically Adjusted Price Earnings
FHLMC	—	Federal Home Loan Mortgage Corp.
FNMA	—	Federal National Mortgage Association
ICE	—	Intercontinental Exchange
LIBOR	—	London Interbank Offered Rate
PIK	—	Payment-in Kind Security
PO	—	Principal Only
REMIC	—	Real Estate Mortgage Investment Conduit
SOFR	—	Secured Overnight Financing Rate
STRIPS	—	Separate Trading of Registered Interest and Principal Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.
UMBS	—	Uniform Mortgage-Backed Securities
USD	—	United States Dollar

Investments in companies which were affiliates for the six months ended June 30, 2021, were as follows:

Security Description	Shares at June 30, 2021	Market Value December 31, 2020 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value June 30, 2021 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
INVESTMENT COMPANIES:
Fixed Income
DoubleLine Floating Rate Fund, Class I	198,490	1,875,733	—	—	—	19,849	1,895,582	29,406	—
DoubleLine Global Bond Fund, Class I	212,563	2,293,552	—	—	—	(106,281)	2,187,271	1,974	—

Total		4,169,285	—	—	—	(86,432)	4,082,853	31,380	—

OTC Total return swap contracts outstanding as of June 30, 2021 (Note 1):

Reference Entity	Payments Made by Portfolio	Payments Received by Portfolio	Frequency of Payments Made/ Received	Counterparty	Maturity Date	Notional Amount	Value and Unrealized Appreciation (Depreciation) ($)
Shiller Barclays CAPE US Sector II ER USD Index	0.40% and decrease in total return of index	Increase in total return of index	At termination	Barclays Bank plc	7/12/2021	USD 19,500,000	109,364

							109,364

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT DOUBLELINE DYNAMIC ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2021:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Asset-Backed Securities	$—	$3,190,631	$—	$3,190,631
Collateralized Mortgage Obligations	—	5,334,928	—	5,334,928
Common Stocks
Communication Services	2,200,788	—	—	2,200,788
Consumer Discretionary	1,893,886	—	—	1,893,886
Consumer Staples	1,326,721	—	—	1,326,721
Energy	500,377	—	—	500,377
Financials	2,460,876	—	—	2,460,876
Health Care	2,530,867	—	—	2,530,867
Industrials	1,688,652	—	—	1,688,652
Information Technology	5,460,525	—	—	5,460,525
Materials	507,913	—	—	507,913
Real Estate	317,955	—	—	317,955
Corporate Bonds
Communication Services	—	1,097,208	—	1,097,208
Consumer Discretionary	—	1,313,219	—	1,313,219
Consumer Staples	—	724,879	—	724,879
Energy	—	1,137,459	—	1,137,459
Financials	—	1,741,295	—	1,741,295
Health Care	—	1,051,645	—	1,051,645
Industrials	—	899,547	—	899,547
Information Technology	—	427,239	—	427,239
Materials	—	443,821	—	443,821
Real Estate	—	387,005	—	387,005
Utilities	—	695,575	—	695,575
Investment Companies	4,082,853	—	—	4,082,853
Mortgage-Backed Securities	—	2,929,644	—	2,929,644
Short-Term Investments
Investment Company	547,878	—	—	547,878
Repurchase Agreements	—	390,411	—	390,411
U.S. Treasury Obligations	—	18,493,253	—	18,493,253
Total Return Swaps	—	109,364	—	109,364
U.S. Treasury Obligations	—	7,104,364	—	7,104,364

Total Assets	$23,519,291	$47,471,487	$—	$70,990,778

Total Liabilities	$—	$—	$—	$—

Total	$23,519,291	$47,471,487	$—	$70,990,778

Fair Values of Derivative Instruments as of June 30, 2021:

	Statement of Assets and Liabilities
Derivatives Contracts^	Asset Derivatives	Fair Value
Equity contracts	Receivables, Net assets – Unrealized appreciation	$109,364

Total		$109,364

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT DOUBLELINE DYNAMIC ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2021:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Swaps	Total
Equity contracts	$2,547,402	$2,547,402

Total	$2,547,402	$2,547,402

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Swaps	Total
Equity contracts	$(84,732)	$(84,732)

Total	$(84,732)	$(84,732)

^ This Portfolio held swaps contracts as a substitute for investing in conventional securities.

The Portfolio held swaps contracts with an average notional value of approximately $16,914,000 during the six months ended June 30, 2021.

The following table presents the Portfolio’s gross derivative assets and liabilities by counterparty net of amounts available for offset under netting arrangements and any related collateral received or pledged by the Portfolio as of June 30, 2021:

Counterparty	Gross Amount of Derivative Assets Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Received	Net Amount Due from Counterparty
Barclays Bank plc	$109,364	$—	$—	$109,364

Total	$109,364	$—	$—	$109,364

(a)	For financial reporting purposes the Portfolio does not offset derivative assets and derivative liabilities subject to master netting arrangements in the Statement of Assets and Liabilities.

Investment security transactions for the six months ended June 30, 2021 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$10,128,191
Long-term U.S. government debt securities	23,205,323

$33,333,514

Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$13,684,624
Long-term U.S. government debt securities	22,549,265

$36,233,889

As of June 30, 2021, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$8,471,212
Aggregate gross unrealized depreciation	(413,966)

Net unrealized appreciation	$8,057,246

Federal income tax cost of investments in securities and derivative instruments, if applicable	$62,933,532

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT DOUBLELINE DYNAMIC ALLOCATION PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2021 (Unaudited)

ASSETS
Investments in Securities, at value (x)
Affiliated Issuers (Cost $4,102,239)	$4,082,853
Unaffiliated Issuers (Cost $58,145,985)	66,408,150
Repurchase Agreements (Cost $390,411)	390,411
Cash	2,826,013
Dividends, interest and other receivables	152,416
Market value on OTC swap contracts	109,364
Receivable for Portfolio shares sold	30,448
Receivable for securities sold	5,019
Securities lending income receivable	108
Other assets	663

Total assets	74,005,445

LIABILITIES
Payable for return of collateral on securities loaned	390,411
Payable for Portfolio shares redeemed	38,301
Investment management fees payable	37,834
Payable for securities purchased	30,125
Distribution fees payable – Class IB	14,256
Administrative fees payable	5,501
Payable to Adviser	2,252
Accrued expenses	57,091

Total liabilities	575,771

NET ASSETS	$73,429,674

Net assets were comprised of:
Paid in capital	$60,653,228
Total distributable earnings (loss)	12,776,446

Net assets	$73,429,674

Class IB
Net asset value, offering and redemption price per share, $69,937,338 / 5,099,836 shares outstanding (unlimited amount authorized: $0.01 par value)	$13.71

Class K
Net asset value, offering and redemption price per share, $3,492,336 / 254,261 shares outstanding (unlimited amount authorized: $0.01 par value)	$13.74

(x)	Includes value of securities on loan of $440,764.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2021 (Unaudited)

INVESTMENT INCOME
Interest	$456,027
Dividends ($31,380 of dividend income received from affiliates) (net of $1,858 foreign withholding tax)	138,593
Securities lending (net)	727

Total income	595,347

EXPENSES
Investment management fees	258,104
Distribution fees – Class IB	83,004
Administrative fees	31,826
Professional fees	30,684
Custodian fees	12,149
Printing and mailing expenses	11,464
Trustees’ fees	870
Miscellaneous	2,754

Gross expenses	430,855
Less: Waiver from investment manager	(34,549)

Net expenses	396,306

NET INVESTMENT INCOME (LOSS)	199,041

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	1,078,303
Swaps	2,547,402

Net realized gain (loss)	3,625,705

Change in unrealized appreciation (depreciation) on:
Investments in securities ($(86,432) of change in unrealized appreciation (depreciation) from affiliates)	853,839
Swaps	(84,732)

Net change in unrealized appreciation (depreciation)	769,107

NET REALIZED AND UNREALIZED GAIN (LOSS)	4,394,812

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$4,593,853

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT DOUBLELINE DYNAMIC ALLOCATION PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31, 2020
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$199,041	$570,917
Net realized gain (loss)	3,625,705	3,102,861
Net change in unrealized appreciation (depreciation)	769,107	3,732,207

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	4,593,853	7,405,985

Distributions to shareholders:
Class IB	—	(2,793,064)
Class K	—	(75,847)

Total distributions to shareholders	—	(2,868,911)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 489,507 and 1,147,985 shares, respectively ]	6,451,949	14,024,762
Capital shares issued in reinvestment of dividends and distributions [ 0 and 221,074 shares, respectively ]	—	2,793,064
Capital shares repurchased [ (411,669) and (677,106) shares, respectively ]	(5,439,573)	(8,225,097)

Total Class IB transactions	1,012,376	8,592,729

Class K
Capital shares sold [ 147,030 and 159,158 shares, respectively ]	1,977,272	1,943,605
Capital shares issued in reinvestment of dividends and distributions [ 0 and 6,001 shares, respectively ]	—	75,847
Capital shares repurchased [ (40,128) and (92,013) shares, respectively ]	(532,178)	(1,091,402)

Total Class K transactions	1,445,094	928,050

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	2,457,470	9,520,779

TOTAL INCREASE (DECREASE) IN NET ASSETS	7,051,323	14,057,853
NET ASSETS:
Beginning of period	66,378,351	52,320,498

End of period	$73,429,674	$66,378,351

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT DOUBLELINE DYNAMIC ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31,
Class IB			2020		2019		2018		2017		2016
Net asset value, beginning of period	$12.84		$11.88		$10.60		$11.51		$11.10		$10.45

Income (loss) from investment operations:
Net investment income (loss) (e)	0.04		0.12		0.20		0.18		0.06	(x)	0.16	(x)
Net realized and unrealized gain (loss)	0.83		1.42		1.71		(0.63)		1.00		0.74

Total from investment operations	0.87		1.54		1.91		(0.45)		1.06		0.90

Less distributions:
Dividends from net investment income	—		(0.12)		(0.24)		(0.19)		(0.07)		(0.16)
Distributions from net realized gains	—		(0.46)		(0.39)		(0.27)		(0.58)		(0.09)

Total dividends and distributions	—		(0.58)		(0.63)		(0.46)		(0.65)		(0.25)

Net asset value, end of period	$13.71		$12.84		$11.88		$10.60		$11.51		$11.10

Total return (b)	6.78%		13.10%		18.14%		(4.10)%		9.53%		8.62%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$69,937		$64,486		$51,439		$41,616		$44,809		$34,882
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	1.16	%(j)	1.16	%(j)	1.16	%(j)	1.19	%(m)	1.05%		0.64%
Before waivers and reimbursements (a)(f)	1.26%		1.32%		1.36%		1.28%		1.61%		1.01%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	0.57%		1.01%		1.69%		1.57%		0.50	%(x)	1.49	%(x)
Before waivers and reimbursements (a)(f)	0.47%		0.85%		1.49%		1.49%		(0.06	)%(x)	1.11	%(x)
Portfolio turnover rate^	68	%(z)	135%		67%		83%		175	%(h)	15%

	Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31,
Class K			2020		2019		2018		2017		2016
Net asset value, beginning of period	$12.84		$11.88		$10.60		$11.51		$11.10		$10.45

Income (loss) from investment operations:
Net investment income (loss) (e)	0.05		0.15		0.23		0.21		0.14	(x)	0.15	(x)
Net realized and unrealized gain (loss)	0.85		1.42		1.71		(0.63)		0.95		0.78

Total from investment operations	0.90		1.57		1.94		(0.42)		1.09		0.93

Less distributions:
Dividends from net investment income	—		(0.15)		(0.27)		(0.22)		(0.10)		(0.19)
Distributions from net realized gains	—		(0.46)		(0.39)		(0.27)		(0.58)		(0.09)

Total dividends and distributions	—		(0.61)		(0.66)		(0.49)		(0.68)		(0.28)

Net asset value, end of period	$13.74		$12.84		$11.88		$10.60		$11.51		$11.10

Total return (b)	7.01%		13.36%		18.41%		(3.86)%		9.79%		8.89%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$3,492		$1,893		$882		$11,891		$12,637		$979
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.92	%(j)	0.91	%(j)	0.91	%(j)	0.94	%(m)	0.81%		0.39%
Before waivers and reimbursements (a)(f)	1.01%		1.08%		1.03%		1.03%		1.49%		0.77%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	0.81%		1.25%		2.00%		1.82%		1.19	%(x)	1.40	%(x)
Before waivers and reimbursements (a)(f)	0.72%		1.09%		1.87%		1.74%		0.52	%(x)	1.02	%(x)
Portfolio turnover rate^	68	%(z)	135%		67%		83%		175	%(h)	15%

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT DOUBLELINE DYNAMIC ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(h)	Change in investment strategy resulted in lower portfolio turnover.
(j)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.20% for Class IB and 0.95% for Class K.
(m)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.24% for Class IB and 0.99% for Class K.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2021	% of Net Assets
U.S. Treasury Obligations	21.0%
Asset-Backed Securities	15.7
Collateralized Mortgage Obligations	12.3
Mortgage-Backed Securities	10.7
Commercial Mortgage-Backed Securities	9.5
Financials	4.8
Investment Companies	4.0
Utilities	3.9
Foreign Government Securities	3.6
Energy	3.1
Communication Services	2.1
Industrials	2.1
Consumer Discretionary	1.7
Materials	1.4
Real Estate	1.1
Health Care	1.1
Consumer Staples	1.1
Information Technology	1.0
Repurchase Agreements	0.1
Municipal Bonds	0.1
Cash and Other	(0.4)

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2021 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/21	Ending Account Value 6/30/21	Expenses Paid During Period* 1/1/21 - 6/30/21
Class IB
Actual	$1,000.00	$1,000.00	$4.66
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.13	4.71
Class K
Actual	1,000.00	1,000.00	3.42
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.37	3.46

* Expenses are equal to the Portfolio’s Class IB and Class K shares annualized expense ratio of 0.94% and 0.69%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2021 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed Securities (15.7%)
AASET US Ltd.,
Series 2018-1A A 3.844%, 1/16/38§	$630,386	$605,259
ABFC Trust,
Series 2007-WMC1 A1A 1.342%, 6/25/37 (l)	3,134,894	2,752,255
ACE Securities Corp. Home Equity Loan Trust,
Series 2006-ASP5 A2D 0.352%, 10/25/36 (l)	2,595,915	1,324,561
AIMCO CLO,
Series 2018-AA D 2.740%, 4/17/31 (l)§	500,000	494,382
Ajax Mortgage Loan Trust,
Series 2020-D A 2.250%, 6/25/60 (e)§	3,661,420	3,680,753
AMSR Trust,
Series 2019-SFR1 E 3.471%, 1/19/39§	3,400,000	3,452,581
Apidos CLO XII,
Series 2013-12A DR 2.784%, 4/15/31 (l)§	500,000	485,087
Apidos CLO XXI,
Series 2015-21A CR 2.640%, 7/18/27 (l)§	500,000	497,033
Ares XXVIIIR CLO Ltd.,
Series 2018-28RA C 2.340%, 10/17/30 (l)§	500,000	496,961
Atrium IX,
Series 9A DR 3.735%, 5/28/30 (l)§	500,000	498,094
Babson CLO Ltd.,
Series 2015-2A DR 3.138%, 10/20/30 (l)§	500,000	495,475
Series 2015-IA DR 2.788%, 1/20/31 (l)§	500,000	485,197
Bain Capital Credit CLO Ltd.,
Series 2017-2A DR2 0.000%, 7/25/34 (l)§	1,000,000	998,500
Series 2020-5A D 3.822%, 1/20/32 (l)§	1,000,000	1,001,526
Barings CLO Ltd.,
Series 2017-1A D 3.790%, 7/18/29 (l)§	500,000	500,186
Series 2019-1A DR 3.826%, 4/15/36 (l)§	500,000	500,082
Series 2019-2A CR 3.575%, 4/15/36 (l)§	500,000	500,435
Blackbird Capital Aircraft,
Series 2021-1A B 3.446%, 7/15/46§	2,000,000	2,015,042
Canyon Capital CLO Ltd.,
Series 2014-1A CR 2.936%, 1/30/31 (l)§	500,000	483,804
Series 2017-1A D 3.784%, 7/15/30 (l)§	500,000	500,052
Series 2021-1A D 3.286%, 4/15/34 (l)§	500,000	500,171
Carlyle Global Market Strategies CLO Ltd.,
Series 2016-3A DRR 1.000%, 7/20/34 (l)§	1,000,000	999,894
Carlyle US CLO Ltd.,
Series 2021-1A D 6.190%, 4/15/34 (l)§	500,000	491,438
Castlelake Aircraft Structured Trust,
Series 2019-1A A 3.967%, 4/15/39§	387,530	387,000
Series 2021-1A B 6.656%, 1/15/46§	1,773,988	1,883,342
Catamaran CLO Ltd.,
Series 2016-1A CR 3.940%, 1/18/29 (l)§	500,000	497,585
Series 2018-1A A1 1.426%, 10/25/31 (l)§	500,000	500,000
CHCP Ltd.,
Series 2021-FL1 C 2.224%, 2/15/38 (l)§	550,000	550,862
CIFC Funding Ltd.,
Series 2015-4A CR2 3.109%, 4/20/34 (l)§	1,000,000	984,641
Series 2017-1A D 3.686%, 4/23/29 (l)§	1,000,000	1,000,178
Series 2020-2A B 2.388%, 8/24/32 (l)§	1,000,000	1,001,263
CLI Funding VIII LLC,
Series 2021-1A A 1.640%, 2/18/46§	966,881	958,444
Cook Park CLO Ltd.,
Series 2018-1A C 1.940%, 4/17/30 (l)§	1,000,000	1,000,022
Series 2018-1A D 2.790%, 4/17/30 (l)§	500,000	495,476
Crown Point CLO 9 Ltd.,
Series 2020-9A C 3.786%, 7/14/32 (l)§	500,000	500,000
Crown Point CLO IV Ltd.,
Series 2018-4A C 2.088%, 4/20/31 (l)§	500,000	496,562
DataBank Issuer,
Series 2021-1A A2 2.060%, 2/27/51§	500,000	506,498
Series 2021-1A B 2.650%, 2/27/51§	1,500,000	1,517,351
Dryden 40 Senior Loan Fund,
Series 2015-40A DR 3.256%, 8/15/31 (l)§	500,000	500,298
Dryden 41 Senior Loan Fund,
Series 2015-41A DR 2.784%, 4/15/31 (l)§	500,000	484,474
Dryden 43 Senior Loan Fund,
Series 2016-43A DR3 3.438%, 4/20/34 (l)§	500,000	499,994
Dryden 57 CLO Ltd.,
Series 2018-57A D 2.706%, 5/15/31 (l)§	500,000	487,632
Dryden Senior Loan Fund,
Series 2021-87A D 0.000%, 5/20/34 (l)§	500,000	500,753

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Principal Amount	Value (Note 1)
Elevation CLO Ltd.,
Series 2013-1A BR2 3.406%, 8/15/32 (l)§	$1,250,000	$1,235,085
Flagship Credit Auto Trust,
Series 2017-4 C 2.920%, 11/15/23§	314,510	316,285
Fremont Home Loan Trust,
Series 2006-D 1A1 0.232%, 11/25/36 (l)	5,657,299	3,874,001
Galaxy XVIII CLO Ltd.,
Series 2018-28A D 3.184%, 7/15/31 (l)§	500,000	493,302
Gilbert Park CLO Ltd.,
Series 2017-1A D 3.134%, 10/15/30 (l)§	500,000	500,006
Goldentree Loan Management US CLO 3 Ltd.,
Series 2018-3A D 3.038%, 4/20/30 (l)§	1,000,000	997,803
Goodgreen Trust,
Series 2020-1A A 2.630%, 4/15/55§	455,224	469,121
Invitation Homes Trust,
Series 2018-SFR1 C 1.332%, 3/17/37 (l)§	740,000	741,614
Series 2018-SFR1 D 1.532%, 3/17/37 (l)§	489,822	490,261
Jersey Mike’s Funding,
Series 2019-1A A2 4.433%, 2/15/50§	1,000,000	1,071,130
JOL Air Ltd.,
Series 2019-1 A 3.967%, 4/15/44§	426,711	426,027
Kestrel Aircraft Funding Ltd.,
Series 2018-1A A 4.250%, 12/15/38§	756,857	753,206
LCM 28 Ltd.,
Series 28A D 3.138%, 10/20/30 (l)§	500,000	486,747
LCM XXI LP,
Series 21A DR 2.988%, 4/20/28 (l)§	500,000	496,108
Long Point Park CLO Ltd.,
Series 2017-1A C 2.590%, 1/17/30 (l)§	500,000	483,503
MACH 1 Cayman Ltd.,
Series 2019-1 A 3.474%, 10/15/39§	1,203,009	1,202,914
Madison Park Funding XI Ltd.,
Series 2013-11A DR 3.423%, 7/23/29 (l)§	500,000	497,380
Madison Park Funding XIV Ltd.,
Series 2014-14A DRR 3.134%, 10/22/30 (l)§	500,000	499,376
Madison Park Funding XX Ltd.,
Series 2016-20A DR 3.181%, 7/27/30 (l)§	900,000	890,660
Magnetite CLO Ltd.,
Series 2021-31A E 0.000%, 7/15/34 (l)§	500,000	500,000
MidOcean Credit CLO III,
Series 2014-3A BR 1.986%, 4/21/31 (l)§	1,000,000	979,010
Mosaic Solar Loan Trust,
Series 2018-1A A 4.010%, 6/22/43§	253,732	273,450
Series 2018-2GS A 4.200%, 2/22/44§	402,528	437,833
Series 2019-2A B 3.280%, 9/20/40§	395,176	414,925
Nassau Ltd.,
Series 2018-IA A 1.334%, 7/15/31 (l)§	500,000	499,145
Neighborly Issuer LLC,
Series 2021-1A A2 3.584%, 4/30/51§	5,000,000	5,135,829
Neuberger Berman Loan Advisers CLO 37 Ltd.,
Series 2020-37A DR 2.942%, 7/20/31 (l)§	1,000,000	1,001,506
NP SPE II LLC,
Series 2017-1A A1 3.372%, 10/21/47§	433,493	444,953
Ocean Trails CLO 8,
Series 2020-8A B 2.684%, 7/15/29 (l)§	500,000	500,107
Octagon 53 Ltd.,
Series 2021-1A E 6.668%, 4/15/34 (l)§	1,000,000	990,217
Octagon Investment Partners 31 LLC,
Series 2017-1A DR 3.588%, 7/20/30 (l)§	500,000	499,998
Octagon Investment Partners 34 Ltd.,
Series 2017-1A D 2.688%, 1/20/30 (l)§	500,000	485,029
Octagon Investment Partners 48 Ltd.,
Series 2020-3A D 4.188%, 10/20/31 (l)§	800,000	801,812
Octagon Investment Partners XV Ltd.,
Series 2013-1A DR 3.890%, 7/19/30 (l)§	500,000	498,597
OHA Credit Funding 1 Ltd.,
Series 2018-1A D 3.238%, 10/20/30 (l)§	500,000	500,003
OHA Credit Funding 5 Ltd.,
Series 2020-5A E 6.440%, 4/18/33 (l)§	1,000,000	1,000,113
Pretium Mortgage Credit Partners I LLC,
Series 2020-NPL3 A1 3.105%, 6/27/60 (e)§	2,095,410	2,132,235
Primose Funding LLC,
Series 2019-1A A2 4.475%, 7/30/49§	985,000	1,011,565
SAPPHIRE AVIATION FINANCE II Ltd.,
Series 2020-1A A 3.228%, 3/15/40§	433,078	430,817
Sound Point CLO XXVI Ltd.,
Series 2020-1A C 3.488%, 7/20/30 (l)§	500,000	500,000
Series 2020-1A D 4.888%, 7/20/30 (l)§	500,000	500,000

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Principal Amount	Value (Note 1)
Series 2020-1A DR 0.000%, 7/20/34 (l)§	$500,000	$500,000
Springleaf Funding Trust,
Series 2017-AA A 2.680%, 7/15/30§	70,124	70,205
Stack Infrastructure Issuer LLC,
Series 2019-2A A2 3.080%, 10/25/44§	500,000	515,045
Series 2020-1A A2 1.893%, 8/25/45§	500,000	502,512
STWD Ltd.,
Series 2019-FL1 D 2.474%, 7/15/38 (l)§	713,000	709,436
Sunnova Helios II Issuer LLC,
Series 2021-A A 1.800%, 2/20/48§	718,761	714,143
Sunnova Sol II Issuer LLC,
Series 2020-2A A 2.730%, 11/1/55§	743,466	760,504
Sunrun Atlas Issuer LLC,
Series 2019-2 A 3.610%, 2/1/55§	481,223	512,591
TAL Advantage VII LLC,
Series 2020-1A A 2.050%, 9/20/45§	368,500	371,239
Textainer Marine Containers VIII Ltd.,
Series 2020-2A A 2.100%, 9/20/45§	464,910	469,237
THL Credit Wind River CLO Ltd.,
Series 2014-2A DR 3.084%, 1/15/31 (l)§	500,000	482,425
Series 2014-2A ER 5.934%, 1/15/31 (l)§	500,000	454,072
Series 2017-3A DR 4.027%, 4/15/35 (l)§	1,000,000	988,308
Series 2018-1A B 1.834%, 7/15/30 (l)§	2,000,000	1,997,874
Series 2018-1A D 3.084%, 7/15/30 (l)§	500,000	492,717
Series 2018-1A E 5.684%, 7/15/30 (l)§	500,000	480,448
Thunderbolt Aircraft Lease Ltd.,
Series 2017-A A 4.212%, 5/17/32 (e)§	608,079	608,034
Towd Point Mortgage Trust,
Series 2019-1 M1 3.722%, 3/25/58 (l)§	2,500,000	2,713,603
Triton Container Finance VIII LLC,
Series 2020-1A A 2.110%, 9/20/45§	468,125	471,182
Series 2021-1A A 1.860%, 3/20/46§	978,750	971,923
TRP-TRIP Rail Master Funding LLC,
Series 2021-2 A 2.150%, 6/19/51§	500,000	501,253
United Airlines Pass-Through Trust,
Series 2016-1 B 3.650%, 1/7/26	437,645	434,362
Upland CLO Ltd.,
Series 2016-1A CR 3.088%, 4/20/31 (l)§	1,000,000	985,025
USQ Rail II LLC,
Series 2021-3 A 2.210%, 6/28/51§	500,000	503,555
Vantage Data Centers LLC,
Series 2020-2A A2 1.992%, 9/15/45§	250,000	248,756
Venture XVIII CLO Ltd.,
Series 2014-18A BR 1.834%, 10/15/29 (l)§	500,000	499,023
Venture XX CLO Ltd.,
Series 2015-20A CR 2.084%, 4/15/27 (l)§	500,000	500,085
VERDE CLO Ltd.,
Series 2019-1A DR 3.434%, 4/15/32 (l)§	1,000,000	999,989
Vivint Solar Financing V LLC,
Series 2018-1A A 4.730%, 4/30/48§	949,690	1,032,468
Voya CLO Ltd.,
Series 2014-4A DR 6.136%, 7/14/31 (l)§	1,000,000	894,656
Series 2017-3A CR 3.338%, 4/20/34 (l)§	1,500,000	1,499,980
WAVE LLC,
Series 2019-1 A 3.597%, 9/15/44§	908,972	903,422
Wind River CLO Ltd.,
Series 2014-3A DR2 3.584%, 10/22/31 (l)§	1,500,000	1,466,139
Series 2015-2A ER 5.734%, 10/15/27 (l)§	500,000	497,331
York CLO 1 Ltd.,
Series 2014-1A CRR 2.284%, 10/22/29 (l)§	1,000,000	1,000,178
York CLO-2 Ltd.,
Series 2015-1A CR 2.034%, 1/22/31 (l)§	500,000	500,000

Total Asset-Backed Securities		101,224,536

Collateralized Mortgage Obligations (12.3%)
Alternative Loan Trust,
Series 2005-69 A1 1.116%, 12/25/35 (l)	1,503,604	1,462,175
Series 2006-19CB A15 6.000%, 8/25/36	210,515	170,441
Series 2006-6CB 2A10 6.000%, 5/25/36	1,807,775	1,134,522
Banc of America Funding Trust,
Series 2005-6 1A8 6.000%, 10/25/35	254,275	255,952
Series 2007-5 3A1 6.000%, 7/25/37	2,126,429	2,076,432
Banc of America Mortgage Trust,
Series 2007-3 2A8 7.000%, 9/25/37	2,702,817	2,699,333
BRAVO Residential Funding Trust,
Series 2021-A A1 1.991%, 10/25/59 (e)§	4,568,600	4,569,392
CHL Mortgage Pass-Through Trust,
Series 2006-21 A2 6.000%, 2/25/37	2,235,115	1,636,853

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Principal Amount	Value (Note 1)
Series 2006-J4 A5 6.250%, 9/25/36	$379,709	$233,156
Series 2007-14 A18 6.000%, 9/25/37	1,732,717	1,302,779
Series 2007-HY1 1A1 2.790%, 4/25/37 (l)	236,723	231,307
Series 2007-HY1 2A1 3.322%, 3/25/37 (l)	132,104	133,400
Citigroup Mortgage Loan Trust,
Series 2006-AR2 1A2 2.569%, 3/25/36 (l)	202,745	196,077
Series 2006-AR7 2A3A 2.984%, 11/25/36 (l)	525,515	501,549
CitiMortgage Alternative Loan Trust,
Series 2007-A2 1A4 6.000%, 2/25/37	1,582,755	1,601,227
Countrywide Asset-Backed Certificates,
Series 2006-IM1 A2 0.572%, 4/25/36 (l)	945,328	868,296
CSMC Mortgage-Backed Trust,
Series 2006-5 3A1 6.500%, 6/25/36	5,237,160	1,708,039
FHLMC,
Series 360 250 2.500%, 11/15/47 STRIPS	2,765,203	2,883,068
Series 3998 AZ 4.000%, 2/15/42	1,923,038	2,098,556
Series 4050 ND 2.500%, 9/15/41	630,602	642,472
Series 4076 QD 2.500%, 11/15/41	550,131	564,403
Series 4471 GA 3.000%, 2/15/44	353,262	369,940
Series 4483 CA 3.000%, 6/15/44	179,625	188,249
Series 4673 NT 3.500%, 9/15/43	177,056	177,065
Series 4745 EC 3.000%, 12/15/44	392,341	400,943
Series 4750 PA 3.000%, 7/15/46	552,612	568,856
Series 4934 P 2.500%, 11/15/40	3,523,741	3,690,712
Figure Line of Credit Trust,
Series 2020-1 A 4.040%, 9/25/49 (l)§	1,477,773	1,476,096
First Horizon Alternative Mortgage Securities Trust,
Series 2006-FA3 A6 6.000%, 7/25/36	2,407,468	1,623,276
FMC GMSR Issuer Trust,
Series 2020-GT1 A 4.450%, 1/25/26 (l)§	2,000,000	2,010,259
FNMA,
Series 2013-18 CD 1.500%, 10/25/27	463,668	472,713
Series 2013-54 NP 2.500%, 3/25/43	942,981	977,325
Series 2015-42 CA 3.000%, 3/25/44	501,798	515,505
Series 2015-80 CA 3.000%, 4/25/40	182,452	182,422
Series 2015-9 HA 3.000%, 1/25/45	246,206	261,470
Series 2016-55 EA 1.750%, 7/25/43	2,225,057	2,230,124
Series 2017-46 ZL 3.500%, 6/25/57	3,229,502	3,637,505
Series 2018-38 LA 3.000%, 6/25/48	538,341	561,248
Series 2018-44 PZ 3.500%, 6/25/48	1,949,115	2,139,037
GreenPoint Mortgage Funding Trust,
Series 2007-AR2 1A3 0.331%, 4/25/47 (l)	3,355,622	3,184,920
HomeBanc Mortgage Trust,
Series 2005-4 M4 1.067%, 10/25/35 (l)	7,066,300	6,374,654
PRPM LLC,
Series 2021-2 A2 3.770%, 3/25/26 (l)§	3,100,000	3,098,648
RALI Series Trust,
Series 2006-QS17 A7 6.000%, 12/25/36	2,008,859	1,958,991
RALI Trust,
Series 2007-QS8 A10 6.000%, 6/25/37	1,303,548	1,267,698
RBSGC Mortgage Loan Trust,
Series 2005-A 3A 6.000%, 4/25/35	1,680,764	1,070,072
RFMSI Trust,
Series 2006-S6 A14 6.000%, 7/25/36	183,390	180,787
Seasoned Credit Risk Transfer Trust,
Series 2018-2 HV 3.000%, 11/25/57 (l)	2,258,034	2,425,750
Structured Adjustable Rate Mortgage Loan Trust,
Series 2005-19XS 1A2A 0.971%, 10/25/35 (l)	1,431,149	1,405,007
Suntrust Alternative Loan Trust,
Series 2005-1F 2A8 6.000%, 12/25/35	192,460	191,950
Toorak Mortgage Corp. Ltd.,
Series 2018-1 A1 4.336%, 8/25/21 (e)§	364,036	364,798
Verus Securitization Trust,
Series 2019-3 M1 3.139%, 7/25/59 (l)§	3,000,000	3,035,396
Series 2020-4 M1 3.291%, 5/25/65 (l)§	1,200,000	1,226,493
Series 2020-NPL1 A1 3.598%, 8/25/50 (e)§	783,758	787,025
Series 2021-3 M1 2.397%, 6/25/66 (l)§	2,500,000	2,499,305
Wells Fargo Alternative Loan Trust,
Series 2007-PA2 1A1 6.000%, 6/25/37	219,738	217,157
Series 2007-PA6 A1 3.022%, 12/28/37 (l)	1,684,590	1,661,275

Total Collateralized Mortgage Obligations		79,402,100

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Principal Amount	Value (Note 1)
Commercial Mortgage-Backed Securities (9.5%)
BAMLL Commercial Mortgage Securities Trust,
Series 2016-ISQ C 3.727%, 8/14/34 (l)§	$516,000	$545,006
Banc of America Commercial Mortgage Trust,
Series 2015-UBS7 C 4.504%, 9/15/48 (l)	886,000	899,158
Bancorp Commercial Mortgage Trust,
Series 2019-CRE5 D 2.423%, 3/15/36 (l)§	805,000	803,006
Series 2019-CRE6 D 2.424%, 9/15/36 (l)§	904,000	899,749
BANK,
Series 2017-BNK5 B 3.896%, 6/15/60 (l)	557,000	610,699
Series 2017-BNK5 C 4.396%, 6/15/60 (l)	600,000	627,304
Series 2018-BN10 C 4.163%, 2/15/61 (l)	495,000	530,069
Series 2019-BN19 XA 1.092%, 8/15/61 IO (l)	6,810,045	455,143
Series 2021-BN32 XA 0.894%, 4/15/54 IO (l)	14,291,071	869,466
BBCMS Mortgage Trust,
Series 2018-TALL F 3.308%, 3/15/37 (l)§	550,000	509,174
Series 2020-C6 F5TC 3.811%, 2/15/53 (l)§	644,000	609,507
Series 2020-C8 C 3.358%, 10/15/53 (l)	500,000	510,764
Benchmark Mortgage Trust,
Series 2018-B2 C 4.347%, 2/15/51 (l)	803,000	881,004
Series 2019-B10 C 3.750%, 3/15/62	494,000	527,483
Series 2020-B18 C 3.772%, 7/15/53 (l)	600,000	644,218
Series 2021-B23 XA 1.386%, 2/15/54 IO (l)	4,887,023	472,714
BFLD,
Series 2019-DPLO E 2.313%, 10/15/34 (l)§	340,000	337,875
BX Commercial Mortgage Trust,
Series 2019-IMC E 2.223%, 4/15/34 (l)§	900,000	895,502
BX Trust,
Series 2019-OC11 D 4.075%, 12/9/41 (l)§	517,000	555,018
Series 2019-OC11 E 4.075%, 12/9/41 (l)§	458,000	480,622
Series 2021-VIEW C 2.500%, 6/15/23 (l)§	601,000	600,999
Series 2021-VIEW D 3.050%, 6/15/23 (l)§	601,000	600,999
Cantor Commercial Real Estate Lending,
Series 2019-CF1 65C 4.123%, 5/15/52 (l)§	502,000	493,365
CF Trust,
Series 2019-MF1 E 3.200%, 8/21/32 (l)§	722,000	720,970
CFCRE Commercial Mortgage Trust,
Series 2016-C6 B 3.804%, 11/10/49	900,000	965,562
Series 2017-C8 B 4.199%, 6/15/50 (l)	514,000	566,165
Citigroup Commercial Mortgage Trust,
Series 2015-GC27 C 4.567%, 2/10/48 (l)	725,000	767,980
Series 2016-GC36 B 4.909%, 2/10/49 (l)	504,000	556,921
Series 2016-P4 XA 2.108%, 7/10/49 IO (l)	689,634	49,305
Series 2017-C4 B 4.096%, 10/12/50 (l)	343,000	374,008
Series 2019-GC41 B 3.199%, 8/10/56	640,000	682,199
Series 2020-420K D 3.422%, 11/10/42 (l)§	350,000	342,473
Series 2020-420K E 3.422%, 11/10/42 (l)§	350,000	326,721
Series 2020-555 F 3.620%, 12/10/41 (l)§	364,000	330,222
Series 2020-555 G 3.620%, 12/10/41 (l)§	364,000	299,934
Series 2020-GC46 B 3.150%, 2/15/53 (l)	557,000	591,751
Commercial Mortgage Trust,
Series 2013-CR10 XA 0.877%, 8/10/46 IO (l)	1,388,467	19,176
Series 2013-CR11 B 5.277%, 8/10/50 (l)	754,000	815,586
Series 2014-CR16 C 5.090%, 4/10/47 (l)	900,000	954,132
Series 2015-CR25 B 4.682%, 8/10/48 (l)	675,000	742,784
Series 2015-CR26 C 4.625%, 10/10/48 (l)	503,000	547,792
Series 2015-CR26 XA 1.073%, 10/10/48 IO (l)	1,153,401	38,289
Series 2015-DC1 C 4.451%, 2/10/48 (l)	100,000	103,161
Series 2015-LC23 C 4.771%, 10/10/48 (l)	64,000	69,558
Series 2016-CR28 C 4.792%, 2/10/49 (l)	66,000	71,466
Series 2016-DC2 XA 1.115%, 2/10/49 IO (l)	805,194	29,690
Series 2018-HCLV C 1.773%, 9/15/33 (l)§	269,000	266,982
Series 2020-CX D 2.773%, 11/10/46 (l)§	900,000	897,934
CSAIL Commercial Mortgage Trust,
Series 2015-C1 XA 0.967%, 4/15/50 IO (l)	1,336,356	32,726
Series 2015-C4 C 4.714%, 11/15/48 (l)	371,000	402,939
Series 2016-C6 B 3.924%, 1/15/49 (l)	485,000	525,771
Series 2017-CX10 B 3.892%, 11/15/50 (l)	825,000	875,492

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Principal Amount	Value (Note 1)
Series 2018-C14 C 5.053%, 11/15/51 (l)	$640,000	$699,128
Series 2020-C19 XA 1.239%, 3/15/53 IO (l)	6,026,387	489,266
Fontainebleau Miami Beach Trust,
Series 2019-FBLU E 4.095%, 12/10/36 (l)§	203,000	210,659
Series 2019-FBLU F 4.095%, 12/10/36 (l)§	169,000	171,784
Series 2019-FBLU G 4.095%, 12/10/36 (l)§	210,000	211,437
Great Wolf Trust,
Series 2019-WOLF F 3.204%, 12/15/36 (l)§	478,000	469,039
GS Mortgage Securities Corp. II,
Series 2013-GC10 XA 1.629%, 2/10/46 IO (l)	1,103,269	19,753
GS Mortgage Securities Corp. Trust,
Series 2018-RIVR C 1.323%, 7/15/35 (l)§	272,000	265,880
Series 2019-SMP E 2.673%, 8/15/32 (l)§	550,000	522,161
Series 2019-SOHO E 1.948%, 6/15/36 (l)§	505,000	496,164
GS Mortgage Securities Trust,
Series 2014-GC26 D 4.660%, 11/10/47 (l)§	289,000	197,823
Series 2015-GS1 B 4.238%, 11/10/48 (l)	582,000	608,857
Series 2016-GS2 B 3.759%, 5/10/49 (l)	644,000	689,765
Series 2017-GS6 B 3.869%, 5/10/50	515,000	563,749
Series 2020-GC45 B 3.405%, 2/13/53 (l)	516,000	564,975
HPLY Trust,
Series 2019-HIT F 3.223%, 11/15/36 (l)§	419,784	411,390
JP Morgan Chase Commercial Mortgage Securities Trust,
Series 2015-JP1 XA 1.068%, 1/15/49 IO (l)	720,389	25,206
Series 2016-JP2 B 3.460%, 8/15/49	28,000	29,525
Series 2020-LOOP E 3.990%, 12/5/38 (l)§	345,000	344,235
JPMBB Commercial Mortgage Securities Trust,
Series 2013-C12 C 4.235%, 7/15/45 (l)	800,000	823,139
Series 2014-C23 D 4.133%, 9/15/47 (l)§	370,000	372,528
Series 2015-C27 D 3.944%, 2/15/48 (l)§	347,000	312,644
Series 2015-C32 B 4.389%, 11/15/48 (l)	503,000	508,908
Series 2015-C32 C 4.799%, 11/15/48 (l)	91,000	74,602
JPMCC Commercial Mortgage Securities Trust,
Series 2017-JP6 C 3.908%, 7/15/50 (l)	800,000	840,783
JPMDB Commercial Mortgage Securities Trust,
Series 2016-C2 AS 3.484%, 6/15/49	800,000	851,376
Series 2016-C2 XA 1.710%, 6/15/49 IO (l)	801,083	43,517
Series 2020-COR7 C 3.850%, 5/13/53 (l)	528,000	571,601
KKR Industrial Portfolio Trust,
Series 2021-KDIP E 1.623%, 12/15/37 (l)§	827,000	825,456
LCCM,
Series 2017-LC26 C 4.706%, 7/12/50§	400,000	422,125
LSTAR Commercial Mortgage Trust,
Series 2016-4 C 4.739%, 3/10/49 (l)§	72,000	74,537
MBRT,
Series 2019-MBR F 2.622%, 11/15/36 (l)§	475,000	474,704
MF1 Multifamily Housing Mortgage Loan Trust,
Series 2020-FL3 AS 2.974%, 7/15/35 (l)§	505,000	512,257
MKT Mortgage Trust,
Series 2020-525M E 3.039%, 2/12/40 (l)§	275,000	267,572
Series 2020-525M F 3.039%, 2/12/40 (l)§	275,000	254,937
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2014-C19 C 4.000%, 12/15/47	125,000	130,291
Series 2015-C20 C 4.606%, 2/15/48 (l)	893,000	953,381
Series 2016-C31 B 3.880%, 11/15/49 (l)	871,000	932,940
Series 2017-C33 B 4.105%, 5/15/50	753,000	834,937
Morgan Stanley Capital I,
Series 2017-HR2 C 4.364%, 12/15/50 (l)	845,000	921,929
Morgan Stanley Capital I Trust,
Series 2015-UBS8 XA 1.025%, 12/15/48 IO (l)	1,011,568	32,651
Series 2016-UB11 XA 1.636%, 8/15/49 IO (l)	868,694	48,730
Series 2019-H7 C 4.128%, 7/15/52	850,000	905,790
MRCD Mortgage Trust,
Series 2019-PARK G 2.718%, 12/15/36§	369,000	353,546
MSCG Trust,
Series 2018-SELF F 3.123%, 10/15/37 (l)§	362,000	362,226
SG Commercial Mortgage Securities Trust,
Series 2016-C5 XA 2.097%, 10/10/48 IO (l)	602,305	40,395
SLG Office Trust,
Series 2021-OVA E 2.851%, 7/15/41§	603,000	592,173
Series 2021-OVA F 2.851%, 7/15/41§	603,000	563,491
TTAN,
Series 2021-MHC F 2.973%, 3/15/38 (l)§	882,000	883,656

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Principal Amount	Value (Note 1)
UBS Commercial Mortgage Trust,
Series 2017-C1 B 4.036%, 6/15/50	$1,336,000	$1,460,796
Series 2017-C2 C 4.295%, 8/15/50 (l)	800,000	851,544
Series 2017-C6 B 4.154%, 12/15/50 (l)	343,000	378,575
Series 2017-C7 C 4.734%, 12/15/50 (l)	1,009,000	1,123,531
Series 2018-C10 C 5.257%, 5/15/51 (l)	640,000	702,174
UBS-Barclays Commercial Mortgage Trust,
Series 2013-C5 D 4.218%, 3/10/46 (l)§	499,000	421,158
Velocity Commercial Capital Loan Trust,
Series 2019-1 M1 3.940%, 3/25/49 (l)§	934,422	945,988
Series 2019-1 M2 4.010%, 3/25/49 (l)§	347,997	351,933
Series 2019-1 M3 4.120%, 3/25/49 (l)§	345,797	349,656
Wells Fargo Commercial Mortgage Trust,
Series 2014-LC16 D 3.938%, 8/15/50§	45,000	9,922
Series 2015-C28 C 4.230%, 5/15/48 (l)	490,000	502,571
Series 2015-C30 XA 1.038%, 9/15/58 IO (l)	6,731,770	215,614
Series 2015-C31 C 4.756%, 11/15/48 (l)	105,000	109,446
Series 2015-P2 XA 1.073%, 12/15/48 IO (l)	750,887	27,013
Series 2016-C32 C 4.871%, 1/15/59 (l)	51,000	54,144
Series 2016-C35 B 3.438%, 7/15/48	533,000	564,923
Series 2016-C37 C 4.634%, 12/15/49 (l)	627,000	675,851
Series 2016-NXS6 B 3.811%, 11/15/49	750,000	798,920
Series 2016-NXS6 XA 1.750%, 11/15/49 IO (l)	948,977	49,229
Series 2017-RC1 XA 1.653%, 1/15/60 IO (l)	1,156,609	66,061
Series 2019-C50 C 4.345%, 5/15/52	412,000	436,363
Series 2020-C57 XA 2.231%, 8/15/53 IO (l)	3,649,910	570,699
Series 2020-C58 B 2.704%, 7/15/53	800,000	821,615
WFRBS Commercial Mortgage Trust,
Series 2014-C21 XA 1.182%, 8/15/47 IO (l)	2,212,007	54,900
Series 2014-C23 D 4.146%, 10/15/57 (l)§	517,000	518,207

Total Commercial Mortgage-Backed Securities		61,164,984

Convertible Bond (0.0%)
Communication Services (0.0%)
Wireless Telecommunication Services (0.0%)
Digicel Group Holdings Ltd. 7.000%, 7/19/21 PIK (y)§	40,384	30,486

Total Communication Services		30,486

Total Convertible Bond		30,486

Corporate Bonds (23.4%)
Communication Services (2.1%)
Diversified Telecommunication Services (1.0%)
AT&T, Inc. 4.300%, 2/15/30	500,000	579,493
2.750%, 6/1/31	170,000	176,194
3.500%, 9/15/53§	959,000	964,559
3.550%, 9/15/55§	127,000	126,970
Bell Canada (The)
Series US-3 0.750%, 3/17/24	330,000	329,855
CCO Holdings LLC
5.000%, 2/1/28§	60,000	62,804
4.750%, 3/1/30§	140,000	147,567
Frontier Communications Holdings LLC
5.875%, 10/15/27§	50,000	53,438
5.000%, 5/1/28§	110,000	113,446
6.750%, 5/1/29§	60,000	63,736
KT Corp. 1.000%, 9/1/25 (m)	200,000	197,663
2.500%, 7/18/26 (m)	600,000	630,112
Level 3 Financing, Inc.
4.625%, 9/15/27§	155,000	161,006
Lumen Technologies, Inc.
5.125%, 12/15/26§	135,000	140,231
4.000%, 2/15/27§	120,000	122,400
NBN Co. Ltd. 1.450%, 5/5/26§	275,000	275,437
Ooredoo International Finance Ltd. 3.250%, 2/21/23 (m)	400,000	415,875
SingTel Group Treasury Pte. Ltd.
4.500%, 9/8/21 (m)	588,000	591,934
Verizon Communications, Inc.
3.150%, 3/22/30	500,000	530,676
4.400%, 11/1/34	550,000	654,239
Zayo Group Holdings, Inc.
4.000%, 3/1/27§	135,000	133,734
6.125%, 3/1/28§	65,000	66,381

		6,537,750

Entertainment (0.1%)
Activision Blizzard, Inc. 1.350%, 9/15/30	350,000	327,507
Lions Gate Capital Holdings LLC 5.500%, 4/15/29§	175,000	184,625
Live Nation Entertainment, Inc. 6.500%, 5/15/27§	155,000	172,019
4.750%, 10/15/27§	195,000	202,312

		886,463

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Principal Amount	Value (Note 1)
Interactive Media & Services (0.2%)
Baidu, Inc. 3.425%, 4/7/30	$200,000	$216,574
Tencent Holdings Ltd. 2.390%, 6/3/30§	700,000	697,102

		913,676

Media (0.6%)
Cengage Learning, Inc. 9.500%, 6/15/24§	175,000	179,156
Charter Communications Operating LLC
4.908%, 7/23/25	515,000	581,770
Clear Channel Outdoor Holdings, Inc.
7.500%, 6/1/29§	155,000	160,090
Comcast Corp. 3.400%, 4/1/30	515,000	569,129
Diamond Sports Group LLC 5.375%, 8/15/26§	90,000	57,825
DISH DBS Corp. 5.875%, 11/15/24	135,000	144,619
5.125%, 6/1/29§	155,000	152,664
GCI LLC 4.750%, 10/15/28§	150,000	153,375
iHeartCommunications, Inc. 8.375%, 5/1/27	30,000	32,212
Interpublic Group of Cos., Inc. (The) 5.400%, 10/1/48	400,000	533,803
Nexstar Broadcasting, Inc. 5.625%, 7/15/27§	85,000	90,419
Omnicom Group, Inc. 2.600%, 8/1/31	150,000	152,691
Radiate Holdco LLC 4.500%, 9/15/26§	125,000	129,375
Scripps Escrow II, Inc. 3.875%, 1/15/29§	75,000	74,138
Scripps Escrow, Inc. 5.875%, 7/15/27§	210,000	217,350
Sirius XM Radio, Inc. 4.125%, 7/1/30§	235,000	237,644
Townsquare Media, Inc. 6.875%, 2/1/26§	135,000	144,112
Univision Communications, Inc. 4.500%, 5/1/29§	155,000	156,163
VTR Finance NV 6.375%, 7/15/28 (m)	200,000	212,662

		3,979,197

Wireless Telecommunication Services (0.2%)
Digicel Group Holdings Ltd. 8.000%, 4/1/25 PIK§	27,214	22,817
T-Mobile USA, Inc. 2.250%, 2/15/26	315,000	317,362
3.375%, 4/15/29	75,000	77,301
3.375%, 4/15/29§	30,000	30,975
3.875%, 4/15/30	300,000	334,212
2.550%, 2/15/31	500,000	503,935
2.875%, 2/15/31	65,000	64,512

		1,351,114

Total Communication Services		13,668,200

Consumer Discretionary (1.7%)
Auto Components (0.2%)
Allison Transmission, Inc. 3.750%, 1/30/31§	125,000	122,312
Clarios Global LP 6.250%, 5/15/26§	126,000	134,190
Dana, Inc. 5.625%, 6/15/28	250,000	270,550
Goodyear Tire & Rubber Co. (The) 5.250%, 7/15/31§	235,000	244,741
Icahn Enterprises LP 6.250%, 5/15/26	180,000	190,980
5.250%, 5/15/27	150,000	154,875

		1,117,648

Automobiles (0.2%)
Ford Motor Co. 9.000%, 4/22/25	120,000	147,944
Hyundai Capital America 2.650%, 2/10/25§	600,000	627,692
Volkswagen Group of America Finance LLC
4.250%, 11/13/23§	300,000	323,983

		1,099,619

Distributors (0.0%)
Performance Food Group, Inc. 5.500%, 10/15/27§	140,000	147,350

Diversified Consumer Services (0.0%)
Metis Merger Sub LLC 6.500%, 5/15/29§	165,000	162,113

Hotels, Restaurants & Leisure (0.8%)
Bally’s Corp. 6.750%, 6/1/27§	230,000	244,662
Boyd Gaming Corp. 4.750%, 6/15/31§	320,000	331,290
Boyne USA, Inc. 4.750%, 5/15/29§	435,000	449,138
Caesars Entertainment, Inc. 6.250%, 7/1/25§	175,000	185,581
Caesars Resort Collection LLC 5.250%, 10/15/25§	140,000	141,400
Carnival Corp. 5.750%, 3/1/27§	510,000	532,950
Cedar Fair LP 5.250%, 7/15/29	130,000	134,074
Expedia Group, Inc. 3.250%, 2/15/30	300,000	313,693
2.950%, 3/15/31	135,000	136,832
Golden Nugget, Inc. 6.750%, 10/15/24 (x)§	210,000	211,182
IRB Holding Corp. 6.750%, 2/15/26§	165,000	170,981
Marriott International, Inc.
Series R 3.125%, 6/15/26	310,000	328,615
McDonald’s Corp. 3.600%, 7/1/30	300,000	337,734
4.450%, 3/1/47	275,000	337,555
MGM Resorts International 6.750%, 5/1/25	235,000	251,156

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Principal Amount	Value (Note 1)
Midwest Gaming Borrower LLC 4.875%, 5/1/29§	$370,000	$369,075
Scientific Games International, Inc. 7.250%, 11/15/29§	135,000	152,280
Six Flags Theme Parks, Inc. 7.000%, 7/1/25§	325,000	350,252
Viking Cruises Ltd. 13.000%, 5/15/25§	60,000	70,586
5.875%, 9/15/27§	310,000	306,342
Wyndham Hotels & Resorts, Inc. 4.375%, 8/15/28§	125,000	129,219

		5,484,597

Household Durables (0.1%)
Mattamy Group Corp. 4.625%, 3/1/30§	180,000	183,150
Tempur Sealy International, Inc. 4.000%, 4/15/29§	130,000	131,785
WASH Multifamily Acquisition, Inc. 5.750%, 4/15/26§	195,000	203,599

		518,534

Internet & Direct Marketing Retail (0.1%)
JD.com, Inc. 3.375%, 1/14/30	600,000	640,182

Multiline Retail (0.1%)
Dollar Tree, Inc. 4.000%, 5/15/25	515,000	568,157

Specialty Retail (0.1%)
Ambience Merger Sub, Inc. 7.125%, 7/15/29§	90,000	90,788
Asbury Automotive Group, Inc. 4.500%, 3/1/28	21,000	21,551
4.750%, 3/1/30	22,000	22,935
Home Depot, Inc. (The) 3.900%, 6/15/47	260,000	309,909
SRS Distribution, Inc. 4.625%, 7/1/28§	225,000	229,500
Staples, Inc. 7.500%, 4/15/26§	145,000	149,803
Victoria’s Secret & Co. 4.625%, 7/15/29§	90,000	90,000

		914,486

Textiles, Apparel & Luxury Goods (0.1%)
William Carter Co. (The) 5.500%, 5/15/25§	320,000	337,600

Total Consumer Discretionary		10,990,286

Consumer Staples (1.1%)
Beverages (0.3%)
Anheuser-Busch Cos. LLC 4.900%, 2/1/46	465,000	587,026
Anheuser-Busch InBev Worldwide, Inc.
4.600%, 4/15/48	90,000	109,796
Constellation Brands, Inc. 3.150%, 8/1/29	350,000	376,097
Keurig Dr Pepper, Inc. 3.800%, 5/1/50	285,000	321,541
Primo Water Holdings, Inc. 4.375%, 4/30/29§	365,000	364,087
Triton Water Holdings, Inc. 6.250%, 4/1/29§	145,000	145,544

		1,904,091

Food & Staples Retailing (0.1%)
Sysco Corp. 3.300%, 2/15/50	490,000	493,038
United Natural Foods, Inc. 6.750%, 10/15/28§	165,000	176,963
US Foods, Inc. 6.250%, 4/15/25§	25,000	26,531

		696,532

Food Products (0.4%)
B&G Foods, Inc. 5.250%, 9/15/27	70,000	72,800
Bunge Ltd. Finance Corp. 2.750%, 5/14/31	345,000	348,967
Campbell Soup Co. 2.375%, 4/24/30	150,000	150,886
Flowers Foods, Inc. 2.400%, 3/15/31	155,000	155,208
Kraft Heinz Foods Co. 5.000%, 7/15/35	65,000	79,462
5.200%, 7/15/45	180,000	223,200
Minerva Luxembourg SA 4.375%, 3/18/31§	500,000	496,125
Mondelez International, Inc. 1.875%, 10/15/32	205,000	197,891
Pilgrim’s Pride Corp. 5.875%, 9/30/27§	140,000	148,750
Post Holdings, Inc. 4.625%, 4/15/30§	160,000	162,400
Smithfield Foods, Inc. 4.250%, 2/1/27§	540,000	589,518

		2,625,207

Household Products (0.1%)
Energizer Holdings, Inc. 4.750%, 6/15/28§	185,000	189,394
Kronos Acquisition Holdings, Inc. 5.000%, 12/31/26§	340,000	345,950
7.000%, 12/31/27§	205,000	205,307

		740,651

Personal Products (0.1%)
Coty, Inc. 5.000%, 4/15/26§	150,000	152,097

Tobacco (0.1%)
BAT Capital Corp. 3.462%, 9/6/29	640,000	675,755

Total Consumer Staples		6,794,333

Energy (3.1%)
Energy Equipment & Services (0.2%)
Halliburton Co. 2.920%, 3/1/30 (x)	150,000	156,097
5.000%, 11/15/45	135,000	164,209

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Principal Amount	Value (Note 1)
Patterson-UTI Energy, Inc.
3.950%, 2/1/28	$130,000	$131,345
Transocean Poseidon Ltd.
6.875%, 2/1/27§	210,000	210,273
Transocean, Inc.
11.500%, 1/30/27§	52,000	55,478
USA Compression Partners LP
6.875%, 9/1/27	265,000	282,829

		1,000,231

Oil, Gas & Consumable Fuels (2.9%)
AI Candelaria Spain SLU
5.750%, 6/15/33§	300,000	306,657
Antero Midstream Partners LP
5.750%, 3/1/27§	64,000	66,400
Apache Corp.
4.625%, 11/15/25	70,000	75,250
4.375%, 10/15/28	100,000	106,228
APT Pipelines Ltd.
4.250%, 7/15/27§	500,000	564,542
BP Capital Markets America, Inc.
2.939%, 6/4/51	215,000	206,684
Canacol Energy Ltd.
7.250%, 5/3/25§	300,000	318,431
7.250%, 5/3/25 (m)	250,000	265,360
Chesapeake Energy Corp.
5.875%, 2/1/29§	220,000	237,600
CNX Resources Corp.
6.000%, 1/15/29§	135,000	145,969
Cosan Overseas Ltd.
8.250%, 8/5/21 (m)(y)	300,000	307,650
Diamondback Energy, Inc.
2.875%, 12/1/24	190,000	199,975
Empresa Electrica Cochrane SpA
5.500%, 5/14/27 (m)	851,800	881,773
Enable Midstream Partners LP
4.400%, 3/15/27	200,000	220,706
5.000%, 5/15/44 (e)	300,000	326,115
Enbridge, Inc.
2.500%, 8/1/33	270,000	270,399
Energy Transfer LP
4.750%, 1/15/26	290,000	325,843
EQM Midstream Partners LP
4.750%, 1/15/31§	285,000	293,675
EQT Corp.
8.500%, 2/1/30 (e)	115,000	149,568
Exxon Mobil Corp.
2.610%, 10/15/30	245,000	258,314
4.227%, 3/19/40	275,000	328,575
Fermaca Enterprises S de RL de CV
6.375%, 3/30/38 (m)	250,073	283,755
Galaxy Pipeline Assets Bidco Ltd.
2.160%, 3/31/34§	1,400,000	1,373,750
GNL Quintero SA
4.634%, 7/31/29 (m)	500,000	543,125
Gran Tierra Energy International Holdings Ltd.
6.250%, 2/15/25 (m)	800,000	711,000
Hess Midstream Operations LP
5.125%, 6/15/28§	160,000	167,600
Hilcorp Energy I LP
6.250%, 11/1/28§	125,000	132,812
5.750%, 2/1/29§	125,000	130,000
Hunt Oil Co. of Peru LLC Sucursal Del Peru
6.375%, 6/1/28 (m)(x)	450,000	470,813
Indigo Natural Resources LLC
5.375%, 2/1/29§	145,000	151,525
Investment Energy Resources Ltd.
6.250%, 4/26/29§	200,000	216,250
Kinder Morgan Energy Partners LP
6.950%, 1/15/38	470,000	670,413
Marathon Petroleum Corp.
5.125%, 12/15/26	540,000	635,704
Medco Bell Pte. Ltd.
6.375%, 1/30/27§	200,000	206,287
MEG Energy Corp.
7.125%, 2/1/27§	205,000	218,306
5.875%, 2/1/29§	35,000	36,750
NGL Energy Operating LLC
7.500%, 2/1/26§	290,000	303,775
NGPL PipeCo LLC
3.250%, 7/15/31§	110,000	112,972
NuStar Logistics LP
6.375%, 10/1/30	150,000	165,735
Occidental Petroleum Corp.
8.000%, 7/15/25	80,000	95,000
6.625%, 9/1/30	130,000	156,687
6.125%, 1/1/31	165,000	193,669
6.450%, 9/15/36	105,000	125,538
ONEOK, Inc.
3.400%, 9/1/29	150,000	159,816
Ovintiv, Inc.
7.375%, 11/1/31	120,000	159,374
Parkland Corp.
4.500%, 10/1/29§	195,000	198,157
Peabody Energy Corp.
8.500%, 12/31/24 PIK§	43,000	32,247
Peru LNG Srl
5.375%, 3/22/30 (m)	550,000	471,969
Petrobras Global Finance BV
6.750%, 6/3/50	950,000	1,104,969
5.500%, 6/10/51	300,000	299,565
Pioneer Natural Resources Co.
1.900%, 8/15/30	460,000	444,285
PTTEP Treasury Center Co. Ltd.
2.587%, 6/10/27§	200,000	207,162
Rattler Midstream LP
5.625%, 7/15/25§	95,000	99,750
SA Global Sukuk Ltd.
2.694%, 6/17/31§	200,000	201,850
Sabine Pass Liquefaction LLC
5.000%, 3/15/27	265,000	306,166
Sunoco LP
6.000%, 4/15/27	90,000	94,050
4.500%, 5/15/29§	65,000	65,975
Targa Resources Partners LP
5.500%, 3/1/30	180,000	197,939
TransCanada PipeLines Ltd.
4.250%, 5/15/28	500,000	574,215

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Principal Amount	Value (Note 1)
UEP Penonome II SA
6.500%, 10/1/38 (m)	$690,179	$705,191
6.500%, 10/1/38§	443,686	453,336
Western Midstream Operating LP
4.350%, 2/1/25 (e)	130,000	137,357

		18,870,553

Total Energy		19,870,784

Financials (4.8%)
Banks (2.4%)
Australia & New Zealand Banking Group Ltd.
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.70%), 2.570%, 11/25/35 (k)§	640,000	621,746
Banco BBVA Peru SA (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.75%), 5.250%, 9/22/29 (k)(m)	100,000	105,050
Banco Bilbao Vizcaya Argentaria Colombia SA
4.875%, 4/21/25 (m)	400,000	419,200
Banco de Reservas de la Republica Dominicana
7.000%, 2/1/23 (m)	200,000	209,850
Banco Internacional del Peru SAA Interbank
(ICE LIBOR USD 3 Month + 5.76%), 6.625%, 3/19/29 (k)(m)	100,000	106,312
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 3.71%), 4.000%, 7/8/30 (k)(m)	550,000	542,025
Banco Nacional de Panama
2.500%, 8/11/30§	200,000	193,450
Bank of America Corp.
(ICE LIBOR USD 3 Month + 1.21%), 3.974%, 2/7/30 (k)	580,000	658,448
Bank of Montreal
(USD Swap Semi 5 Year + 1.43%), 3.803%, 12/15/32 (k)	400,000	440,016
Barclays plc
(ICE LIBOR USD 3 Month + 1.38%), 1.536%, 5/16/24 (k)	600,000	610,713
BDO Unibank, Inc.
2.625%, 10/24/21 (m)	150,000	150,639
2.950%, 3/6/23 (m)	800,000	827,150
BNP Paribas SA (SOFR + 1.51%), 3.052%, 1/13/31 (k)§	550,000	577,771
CIMB Bank Bhd.
(ICE LIBOR USD 3 Month + 0.78%), 0.974%, 10/9/24 (k)(m)	400,000	401,325
Citigroup, Inc. (ICE LIBOR USD 3 Month + 1.10%), 1.256%, 5/17/24 (k)	720,000	730,618
Commonwealth Bank of Australia
4.316%, 1/10/48§	500,000	586,776
Credit Agricole SA
3.750%, 4/24/23§	550,000	582,004
DBS Group Holdings Ltd. (ICE LIBOR USD 3 Month + 0.62%), 0.796%, 7/25/22 (k)(m)	960,000	963,480
(USD ICE Swap Rate 5 Year + 1.59%), 4.520%, 12/11/28 (k)(m)	200,000	215,556
Gilex Holding SARL
8.500%, 5/2/23 (x)§	150,000	154,875
8.500%, 5/2/23 (m)	200,000	206,500
Global Bank Corp.
(ICE LIBOR USD 3 Month + 3.30%), 5.250%, 4/16/29 (k)§	300,000	314,494
HSBC Holdings plc
(ICE LIBOR USD 3 Month + 1.38%), 1.499%, 9/12/26 (k)	700,000	727,068
JPMorgan Chase & Co. (SOFR + 1.02%), 2.069%, 6/1/29 (k)	265,000	267,118
(SOFR + 2.04%), 2.522%, 4/22/31 (k)	375,000	385,695
(SOFR + 1.25%), 2.580%, 4/22/32 (k)	280,000	287,972
Korea Development Bank (The)
1.000%, 9/9/26	1,500,000	1,489,704
Lloyds Banking Group plc
(ICE LIBOR USD 3 Month + 1.21%), 3.574%, 11/7/28 (k)	525,000	573,100
Malayan Banking Bhd. (ICE LIBOR USD 3 Month + 0.80%), 0.956%, 8/16/24 (k)(m)	200,000	200,850
Mitsubishi UFJ Financial Group, Inc.
1.412%, 7/17/25	600,000	605,993
National Australia Bank Ltd.
2.990%, 5/21/31§	395,000	401,460
NatWest Markets plc
0.800%, 8/12/24§	275,000	273,726
Oversea-Chinese Banking Corp. Ltd.
4.250%, 6/19/24 (m)	200,000	217,574
Wells Fargo & Co. (ICE LIBOR USD 3 Month + 1.17%), 3.196%, 6/17/27 (k)	275,000	296,560
(SOFR + 1.43%), 2.879%, 10/30/30 (k)	275,000	291,469

		15,636,287

Capital Markets (0.9%)
Ares Capital Corp.
2.150%, 7/15/26	325,000	323,564
2.875%, 6/15/28	125,000	126,509
CI Financial Corp.
4.100%, 6/15/51	185,000	192,550
Credit Suisse Group AG (SOFR + 0.98%), 1.305%, 2/2/27 (k)§	595,000	582,998
Goldman Sachs Group, Inc. (The) (ICE LIBOR USD 3 Month + 1.17%), 1.326%, 5/15/26 (k)	750,000	768,169
(SOFR + 0.82%), 0.853%, 9/10/27 (k)	235,000	234,278
Israel Electric Corp. Ltd.
Series 6 5.000%, 11/12/24 (m)	300,000	334,406

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Principal Amount	Value (Note 1)
Macquarie Group Ltd. (ICE LIBOR USD 3 Month + 1.33%), 4.150%, 3/27/24 (k)§	$535,000	$566,029
(SOFR + 0.91%), 1.629%, 9/23/27 (k)§	270,000	268,928
Morgan Stanley
(SOFR + 0.53%), 0.790%, 5/30/25 (k)	245,000	244,018
(ICE LIBOR USD 3 Month + 1.34%), 3.591%, 7/22/28 (k)	525,000	581,129
Owl Rock Capital Corp.
2.625%, 1/15/27	275,000	275,559
Temasek Financial I Ltd.
1.000%, 10/6/30§	1,200,000	1,125,311
1.000%, 10/6/30 (m)	250,000	234,440

		5,857,888

Consumer Finance (0.6%)
Avolon Holdings Funding Ltd.
3.250%, 2/15/27§	440,000	451,632
Discover Financial Services
4.100%, 2/9/27	650,000	728,261
Ford Motor Credit Co. LLC (ICE LIBOR USD 3 Month + 1.24%), 1.391%, 2/15/23 (k)	325,000	323,781
4.389%, 1/8/26	200,000	215,250
General Motors Financial Co., Inc.
(ICE LIBOR USD 3 Month + 0.99%), 1.184%, 1/5/23 (k)	1,005,000	1,014,035
Mexarrend SAPI de CV
10.250%, 7/24/24§	300,000	281,962
Navient Corp.
5.000%, 3/15/27	85,000	87,869
OneMain Finance Corp.
6.625%, 1/15/28	130,000	149,279
Synchrony Financial
3.950%, 12/1/27	555,000	616,915

		3,868,984

Diversified Financial Services (0.4%)
CK Hutchison International 17 II Ltd.
2.750%, 3/29/23 (m)	400,000	414,325
Interoceanica IV Finance Ltd.
(Zero Coupon), 11/30/25 (m)	196,942	186,664
Petronas Capital Ltd.
3.500%, 4/21/30§	200,000	219,000
2.480%, 1/28/32§	1,000,000	1,005,380
SPARC EM SPC Panama Metro Line 2 SP
(Zero Coupon), 12/5/22§	100,819	98,853
Verscend Escrow Corp.
9.750%, 8/15/26§	220,000	231,825

		2,156,047

Insurance (0.4%)
Acrisure LLC
4.250%, 2/15/29§	265,000	261,687
Alliant Holdings Intermediate LLC
6.750%, 10/15/27§	105,000	110,093
Athene Global Funding
3.000%, 7/1/22§	553,000	567,140
Berkshire Hathaway Finance Corp.
2.850%, 10/15/50	185,000	184,411
Brighthouse Financial Global Funding
1.000%, 4/12/24§	130,000	130,119
2.000%, 6/28/28§	190,000	190,170
GTCR AP Finance, Inc.
8.000%, 5/15/27§	135,000	144,450
NFP Corp.
6.875%, 8/15/28§	115,000	121,181
Prudential Financial, Inc.
3.905%, 12/7/47	255,000	296,077
Willis North America, Inc.
4.500%, 9/15/28	490,000	568,535

		2,573,863

Thrifts & Mortgage Finance (0.1%)
BPCE SA
1.000%, 1/20/26§	325,000	320,949
Nationstar Mortgage Holdings, Inc.
5.500%, 8/15/28§	135,000	136,120
PennyMac Financial Services, Inc.
4.250%, 2/15/29§	265,000	254,731

		711,800

Total Financials		30,804,869

Health Care (1.1%)
Biotechnology (0.1%)
AbbVie, Inc.
4.700%, 5/14/45	571,000	713,901

Health Care Equipment & Supplies (0.0%)
Ortho-Clinical Diagnostics, Inc.
7.250%, 2/1/28§	69,000	75,210

Health Care Providers & Services (0.7%)
Anthem, Inc.
2.375%, 1/15/25	285,000	299,074
Centene Corp.
3.000%, 10/15/30	105,000	107,602
2.500%, 3/1/31	665,000	654,194
Cigna Corp.
4.900%, 12/15/48	435,000	559,398
Community Health Systems, Inc.
6.000%, 1/15/29§	200,000	213,500
6.875%, 4/15/29§	145,000	151,858
CVS Health Corp.
5.050%, 3/25/48	265,000	343,675
HCA, Inc.
5.375%, 9/1/26	305,000	350,750
4.125%, 6/15/29	275,000	309,293
Health Care Service Corp. A Mutual Legal Reserve Co.
3.200%, 6/1/50§	100,000	103,493
Legacy LifePoint Health LLC
6.750%, 4/15/25§	95,000	100,700
4.375%, 2/15/27§	120,000	120,900
Radiology Partners, Inc.
9.250%, 2/1/28§	140,000	154,875
RP Escrow Issuer LLC
5.250%, 12/15/25§	205,000	214,225
Select Medical Corp.
6.250%, 8/15/26§	500,000	532,510

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Principal Amount	Value (Note 1)
Tenet Healthcare Corp.
5.125%, 11/1/27§	$175,000	$183,312
6.125%, 10/1/28§	240,000	254,700

		4,654,059

Life Sciences Tools & Services (0.0%)
Illumina, Inc.
0.550%, 3/23/23	220,000	219,971

Pharmaceuticals (0.3%)
Bausch Health Cos., Inc.
6.250%, 2/15/29§	265,000	261,436
Bristol-Myers Squibb Co.
4.350%, 11/15/47	550,000	698,502
Endo Luxembourg Finance Co. I Sarl
6.125%, 4/1/29§	125,000	122,500
Royalty Pharma plc
3.300%, 9/2/40§	305,000	306,194
Viatris, Inc.
1.650%, 6/22/25§	200,000	202,534

		1,591,166

Total Health Care		7,254,307

Industrials (2.1%)
Aerospace & Defense (0.3%)
Boeing Co. (The)
2.950%, 2/1/30	325,000	331,991
Bombardier, Inc.
6.000%, 10/15/22§	120,000	120,000
Northrop Grumman Corp.
5.150%, 5/1/40	375,000	492,358
Teledyne Technologies, Inc.
2.250%, 4/1/28	315,000	320,710
TransDigm, Inc.
8.000%, 12/15/25§	30,000	32,415
6.250%, 3/15/26§	190,000	200,450
5.500%, 11/15/27	115,000	119,888
4.875%, 5/1/29§	130,000	131,300
Triumph Group, Inc.
7.750%, 8/15/25	85,000	87,295

		1,836,407

Air Freight & Logistics (0.0%)
FedEx Corp.
4.750%, 11/15/45	275,000	342,802

Airlines (0.2%)
American Airlines, Inc.
5.750%, 4/20/29§	715,000	769,519
Southwest Airlines Co.
4.750%, 5/4/23	300,000	320,664
United Airlines, Inc.
4.625%, 4/15/29§	150,000	154,875

		1,245,058

Building Products (0.2%)
Builders FirstSource, Inc.
6.750%, 6/1/27§	173,000	185,542
5.000%, 3/1/30§	120,000	125,850
Carrier Global Corp.
3.377%, 4/5/40	350,000	367,176
Griffon Corp.
5.750%, 3/1/28	280,000	297,150
Owens Corning
4.400%, 1/30/48	240,000	281,005

		1,256,723

Commercial Services & Supplies (0.3%)
Allied Universal Holdco LLC
6.625%, 7/15/26§	115,000	121,926
9.750%, 7/15/27§	220,000	242,275
Clean Harbors, Inc.
4.875%, 7/15/27§	180,000	188,325
Garda World Security Corp.
6.000%, 6/1/29§	255,000	252,131
GFL Environmental, Inc.
3.750%, 8/1/25§	165,000	169,331
4.000%, 8/1/28§	255,000	251,379
Madison IAQ LLC
4.125%, 6/30/28§	190,000	191,900
5.875%, 6/30/29§	155,000	157,713
NongHyup Bank
1.250%, 7/20/25§	400,000	399,920

		1,974,900

Construction & Engineering (0.0%)
Pike Corp.
5.500%, 9/1/28§	150,000	155,812

Industrial Conglomerates (0.2%)
General Electric Co.
5.875%, 1/14/38	500,000	675,119
Roper Technologies, Inc.
1.750%, 2/15/31	685,000	656,914

		1,332,033

Machinery (0.1%)
Colfax Corp.
6.375%, 2/15/26§	120,000	126,600
Weir Group plc (The)
2.200%, 5/13/26§	390,000	391,675

		518,275

Road & Rail (0.3%)
CSX Corp.
3.800%, 11/1/46	560,000	631,067
Kenan Advantage Group, Inc. (The)
7.875%, 7/31/23§	25,000	24,938
NESCO Holdings II, Inc.
5.500%, 4/15/29§	45,000	46,856
Penske Truck Leasing Co. LP
4.200%, 4/1/27§	255,000	286,114
Uber Technologies, Inc.
7.500%, 9/15/27§	105,000	115,393
Union Pacific Corp.
3.700%, 3/1/29	500,000	563,292

		1,667,660

Trading Companies & Distributors (0.2%)
Air Lease Corp.
1.875%, 8/15/26	220,000	220,027
Aircastle Ltd.
2.850%, 1/26/28§	325,000	322,589

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Principal Amount	Value (Note 1)
Aviation Capital Group LLC
5.500%, 12/15/24§	$315,000	$355,625
United Rentals North America, Inc.
5.250%, 1/15/30	135,000	147,562

		1,045,803

Transportation Infrastructure (0.3%)
Adani International Container Terminal Pvt Ltd.
3.000%, 2/16/31§	300,000	290,119
Adani Ports & Special Economic Zone Ltd.
4.000%, 7/30/27§	250,000	259,765
4.375%, 7/3/29 (m)	400,000	416,796
PSA Treasury Pte. Ltd.
2.125%, 9/5/29 (m)	400,000	406,587
2.250%, 4/30/30 (m)	200,000	205,288
Sydney Airport Finance Co. Pty. Ltd.
3.375%, 4/30/25§	225,000	240,821
3.625%, 4/28/26§	225,000	243,924

		2,063,300

Total Industrials		13,438,773

Information Technology (1.0%)
Communications Equipment (0.0%)
Avaya, Inc.
6.125%, 9/15/28§	135,000	144,058

Electronic Equipment, Instruments & Components (0.1%)
Arrow Electronics, Inc.
3.875%, 1/12/28	275,000	307,391
Vontier Corp.
2.400%, 4/1/28§	185,000	183,569

		490,960

IT Services (0.2)
Endure Digital, Inc.
6.000%, 2/15/29§	205,000	202,950
GTT Communications, Inc.
7.875%, 12/31/24§	85,000	10,731
Tempo Acquisition LLC
6.750%, 6/1/25§	290,000	293,335
Western Union Co. (The)
2.750%, 3/15/31	660,000	655,309

		1,162,325

Semiconductors & Semiconductor Equipment (0.4%)
Broadcom, Inc.
3.419%, 4/15/33§	475,000	500,278
Marvell Technology, Inc.
4.200%, 6/22/23§	550,000	583,976
NXP BV
3.875%, 6/18/26§	305,000	337,910
Texas Instruments, Inc.
1.750%, 5/4/30	175,000	174,056
TSMC Global Ltd.
1.250%, 4/23/26§	1,040,000	1,032,876

		2,629,096

Software (0.1%)
Clarivate Science Holdings Corp.
4.875%, 6/30/29§	185,000	189,856
Fortinet, Inc.
1.000%, 3/15/26	335,000	330,202
Oracle Corp.
3.600%, 4/1/50	380,000	390,992
3.850%, 4/1/60	60,000	63,767

		974,817

Technology Hardware, Storage & Peripherals (0.2%)
Dell International LLC
5.300%, 10/1/29	580,000	697,023
NetApp, Inc.
1.875%, 6/22/25	305,000	313,757

		1,010,780

Total Information Technology		6,412,036

Materials (1.4%)
Chemicals (0.2%)
CVR Partners LP
6.125%, 6/15/28 (x)§	105,000	107,625
DuPont de Nemours, Inc.
5.419%, 11/15/48	200,000	278,411
LG Chem Ltd.
2.375%, 7/7/31§	200,000	199,192
MEGlobal Canada ULC
5.000%, 5/18/25§	200,000	224,250
Nutrien Ltd.
4.200%, 4/1/29	485,000	556,484
SCIH Salt Holdings, Inc.
6.625%, 5/1/29§	55,000	55,138

		1,421,100

Construction Materials (0.1%)
UltraTech Cement Ltd.
2.800%, 2/16/31 (m)	200,000	192,708

Containers & Packaging (0.3%)
Berry Global, Inc.
1.650%, 1/15/27§	195,000	193,303
5.625%, 7/15/27§	190,000	200,688
CCL Industries, Inc.
3.050%, 6/1/30§	200,000	210,212
Flex Acquisition Co., Inc.
6.875%, 1/15/25§	165,000	167,523
Packaging Corp. of America
3.000%, 12/15/29	315,000	333,968
Silgan Holdings, Inc.
4.125%, 2/1/28	195,000	201,825
WRKCo, Inc.
3.750%, 3/15/25	565,000	616,378

		1,923,897

Metals & Mining (0.8%)
Anglo American Capital plc
4.500%, 3/15/28§	500,000	570,719
Antofagasta plc
2.375%, 10/14/30 (m)	200,000	192,200
Arconic Corp.
6.125%, 2/15/28§	240,000	256,853
CAP SA
3.900%, 4/27/31§	400,000	399,875

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Principal Amount	Value (Note 1)
CSN Islands XII Corp.
7.000%, 9/23/21 (m)(y)	$100,000	$100,675
Glencore Funding LLC
1.625%, 4/27/26§	500,000	501,135
Nexa Resources SA
5.375%, 5/4/27 (m)	400,000	428,200
Novelis Corp.
4.750%, 1/30/30§	70,000	73,237
POSCO
2.375%, 11/12/22 (m)	200,000	204,249
2.375%, 1/17/23 (m)	400,000	408,999
2.750%, 7/15/24 (m)	400,000	420,200
SunCoke Energy Partners LP
7.500%, 6/15/25§	160,000	166,168
SunCoke Energy, Inc.
4.875%, 6/30/29§	195,000	194,269
Vedanta Resources Finance II plc
9.250%, 4/23/26§	200,000	175,037
Vedanta Resources Ltd.
6.125%, 8/9/24 (m)	1,200,000	1,004,850

		5,096,666

Paper & Forest Products (0.0%)
Suzano Austria GmbH
3.125%, 1/15/32	150,000	148,560

Total Materials		8,782,931

Real Estate (1.1%)
Equity Real Estate Investment Trusts (REITs) (1.1%)
Agree LP (REIT)
2.600%, 6/15/33	135,000	134,688
Alexandria Real Estate Equities, Inc. (REIT)
3.000%, 5/18/51	200,000	195,195
American Tower Corp. (REIT)
3.375%, 10/15/26	700,000	759,912
3.600%, 1/15/28	60,000	66,053
3.950%, 3/15/29	525,000	589,789
Boston Properties LP (REIT)
3.400%, 6/21/29	435,000	472,718
Crown Castle International Corp. (REIT)
3.700%, 6/15/26	300,000	330,228
3.650%, 9/1/27	594,000	651,713
3.800%, 2/15/28	85,000	94,429
3.300%, 7/1/30	105,000	112,715
2.250%, 1/15/31	200,000	197,550
Digital Realty Trust LP (REIT)
3.700%, 8/15/27	750,000	839,465
Equinix, Inc. (REIT)
1.800%, 7/15/27	300,000	302,489
2.150%, 7/15/30	750,000	743,543
Iron Mountain, Inc. (REIT)
4.500%, 2/15/31§	100,000	101,000
MGM Growth Properties Operating Partnership LP (REIT)
5.750%, 2/1/27	170,000	189,125
National Retail Properties, Inc. (REIT)
2.500%, 4/15/30	175,000	178,190
Office Properties Income Trust (REIT)
2.650%, 6/15/26	65,000	65,518
Omega Healthcare Investors, Inc. (REIT)
3.250%, 4/15/33	75,000	74,675
Park Intermediate Holdings LLC (REIT)
4.875%, 5/15/29§	165,000	170,272
Simon Property Group LP (REIT)
2.450%, 9/13/29	290,000	298,323
Uniti Group LP (REIT)
6.500%, 2/15/29§	145,000	145,544
Vornado Realty LP (REIT)
2.150%, 6/1/26	110,000	111,495
Welltower, Inc. (REIT)
2.800%, 6/1/31	325,000	336,224

		7,160,853

Real Estate Management & Development (0.0%)
Realogy Group LLC
7.625%, 6/15/25§	105,000	113,893
5.750%, 1/15/29§	145,000	151,582

		265,475

Total Real Estate		7,426,328

Utilities (3.9%)
Electric Utilities (2.9%)
AES Andres BV
5.700%, 5/4/28§	400,000	412,000
AES Argentina Generacion SA
7.750%, 2/2/24 (m)	150,000	126,563
AES Panama Generation Holdings SRL
4.375%, 5/31/30 (m)(x)	500,000	520,100
4.375%, 5/31/30§	350,000	364,070
Chile Electricity PEC SpA (Zero Coupon), 1/25/28§	1,400,000	1,132,513
Duke Energy Corp.
3.150%, 8/15/27	300,000	323,593
3.950%, 8/15/47	400,000	442,067
Duquesne Light Holdings, Inc.
3.616%, 8/1/27§	345,000	375,046
Empresa Electrica Guacolda SA
4.560%, 4/30/25 (m)	500,000	357,600
Empresa Generadora de Electricidad Itabo SA
7.950%, 5/11/26 (m)	189,000	193,666
Entergy Corp.
2.800%, 6/15/30	150,000	155,958
Eversource Energy Series R
1.650%, 8/15/30	355,000	339,069
Exelon Corp.
4.050%, 4/15/30	750,000	852,374
Fenix Power Peru SA
4.317%, 9/20/27 (m)	517,059	525,720
Georgia Power Co. Series A
2.200%, 9/15/24	350,000	364,114
3.250%, 3/15/51	605,000	608,891

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Principal Amount	Value (Note 1)
Inkia Energy Ltd.
5.875%, 11/9/27 (m)	$200,000	$205,663
ITC Holdings Corp.
3.250%, 6/30/26	600,000	649,783
JSW Hydro Energy Ltd.
4.125%, 5/18/31§	200,000	202,500
Korea East-West Power Co. Ltd.
1.750%, 5/6/25 (m)	800,000	817,150
1.750%, 5/6/25§	200,000	204,288
Korea Electric Power Corp.
1.125%, 6/15/25§	300,000	299,119
1.125%, 6/15/25 (m)	200,000	199,412
Korea Hydro & Nuclear Power Co. Ltd.
1.250%, 4/27/26§	200,000	198,915
LLPL Capital Pte. Ltd.
6.875%, 2/4/39§	364,800	424,946
Metropolitan Edison Co.
4.000%, 4/15/25§	500,000	530,358
Minejesa Capital BV
4.625%, 8/10/30 (m)	600,000	635,316
5.625%, 8/10/37 (m)	700,000	758,319
Monongahela Power Co.
5.400%, 12/15/43§	220,000	288,197
NextEra Energy Capital Holdings, Inc.
2.250%, 6/1/30	785,000	790,891
NRG Energy, Inc.
2.000%, 12/2/25§	180,000	182,586
3.625%, 2/15/31§	270,000	265,329
Orazul Energy Egenor SCA
5.625%, 4/28/27 (m)	200,000	205,500
Pacific Gas and Electric Co.
1.367%, 3/10/23	365,000	364,807
2.500%, 2/1/31	325,000	303,164
Pampa Energia SA
7.500%, 1/24/27 (m)	550,000	494,759
9.125%, 4/15/29 (m)	150,000	136,107
9.125%, 4/15/29§	150,000	136,106
PG&E Corp.
5.000%, 7/1/28	70,000	70,612
Southern Co. (The) Series 21-A (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.92%), 3.750%, 9/15/51 (k)	220,000	221,514
Series A 3.700%, 4/30/30	500,000	551,588
State Grid Overseas Investment 2013 Ltd.
3.125%, 5/22/23 (m)	800,000	833,650
State Grid Overseas Investment 2016 Ltd.
1.000%, 8/5/25 (m)	200,000	197,342
TNB Global Ventures Capital Bhd.
3.244%, 10/19/26 (m)	200,000	213,413
Transelec SA
3.875%, 1/12/29 (m)	500,000	540,250
Virginia Electric and Power Co. Series A
3.500%, 3/15/27	300,000	332,713
Xcel Energy, Inc.
3.300%, 6/1/25	750,000	808,143

		19,155,784

Gas Utilities (0.3%)
Brooklyn Union Gas Co. (The)
4.487%, 3/4/49§	560,000	660,093
East Ohio Gas Co. (The)
3.000%, 6/15/50§	325,000	323,997
ENN Energy Holdings Ltd.
3.250%, 7/24/22 (m)	200,000	204,163
Ferrellgas LP
5.375%, 4/1/26§	120,000	118,950
Suburban Propane Partners LP
5.000%, 6/1/31§	225,000	229,500
Superior Plus LP
4.500%, 3/15/29§	260,000	266,947

		1,803,650

Independent Power and Renewable Electricity Producers (0.2%)
Calpine Corp.
5.125%, 3/15/28§	130,000	131,625
4.625%, 2/1/29§	105,000	102,900
Emirates Semb Corp. Water & Power Co. PJSC
4.450%, 8/1/35§	500,000	572,656
Empresa Electrica Angamos SA
4.875%, 5/25/29 (m)	278,200	279,678

		1,086,859

Multi-Utilities (0.5)
Ameren Corp.
3.650%, 2/15/26	550,000	603,379
Dominion Energy, Inc. Series C
3.375%, 4/1/30	300,000	326,843
DTE Energy Co.
2.850%, 10/1/26	300,000	319,503
2.950%, 3/1/30	300,000	317,338
Empresas Publicas de Medellin ESP
4.250%, 7/18/29 (m)(x)	400,000	395,950
4.375%, 2/15/31 (m)	400,000	390,875
NiSource, Inc.
3.490%, 5/15/27	500,000	549,323
3.600%, 5/1/30	150,000	165,919

		3,069,130

Water Utilities (0.0%)
Essential Utilities, Inc.
2.704%, 4/15/30	305,000	316,565

Total Utilities		25,431,988

Total Corporate Bonds		150,874,835

Foreign Government Securities (3.6%)
Banco Latinoamericano SA
2.375%, 9/14/25§	400,000	407,875
Dominican Republic Government Bond
4.875%, 9/23/32§	1,300,000	1,339,000
5.300%, 1/21/41§	300,000	300,337

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Principal Amount	Value (Note 1)
5.875%, 1/30/60 (m)	$200,000	$199,663
Export Import Bank of Thailand
(ICE LIBOR USD 3 Month + 0.90%), 1.055%, 11/20/23 (k)(m)	200,000	201,351
(ICE LIBOR USD 3 Month + 0.85%), 1.000%, 5/23/24 (k)(m)	400,000	402,336
Federative Republic of Brazil
3.750%, 9/12/31	600,000	591,900
5.625%, 2/21/47	500,000	546,031
Kingdom of Saudi Arabia
2.375%, 10/26/21 (m)	200,000	201,038
2.875%, 3/4/23 (m)	200,000	207,250
2.900%, 10/22/25§	200,000	214,000
3.750%, 1/21/55 (m)	200,000	211,350
3.450%, 2/2/61 (m)	700,000	699,125
Malaysia Sovereign Sukuk Bhd.
3.043%, 4/22/25 (m)	800,000	858,150
Malaysia Wakala Sukuk Bhd.
2.070%, 4/28/31§	600,000	604,372
3.075%, 4/28/51§	500,000	520,000
Perusahaan Penerbit SBSN Indonesia III
3.750%, 3/1/23 (m)	400,000	420,575
2.550%, 6/9/31§	300,000	300,450
3.800%, 6/23/50 (m)	500,000	521,969
Republic of Chile
3.500%, 1/25/50	400,000	419,825
3.100%, 1/22/61	1,000,000	956,437
Republic of Colombia
3.125%, 4/15/31	400,000	390,825
3.250%, 4/22/32	600,000	586,500
5.000%, 6/15/45	200,000	212,100
4.125%, 5/15/51	850,000	805,269
Republic of Indonesia
4.350%, 1/11/48	200,000	226,850
3.700%, 10/30/49	600,000	628,612
Republic of Panama
4.300%, 4/29/53	200,000	221,537
3.870%, 7/23/60	1,100,000	1,122,550
Republic of Peru
2.783%, 1/23/31	500,000	510,094
3.300%, 3/11/41	450,000	455,175
3.550%, 3/10/51 (x)	650,000	674,375
Republic of Philippines
2.457%, 5/5/30	300,000	311,658
1.648%, 6/10/31 (x)	700,000	676,482
3.700%, 3/1/41	900,000	970,200
3.700%, 2/2/42	500,000	538,688
United Arab Emirates Government Bond
3.125%, 4/16/30§	200,000	217,237
3.125%, 9/30/49 (m)	900,000	918,169
3.875%, 4/16/50 (m)	200,000	231,100
United Mexican States
3.750%, 1/11/28	825,000	899,920
4.280%, 8/14/41	950,000	999,103
4.600%, 2/10/48	500,000	537,125
4.500%, 1/31/50	200,000	212,538
3.771%, 5/24/61	1,100,000	1,025,269

Total Foreign Government Securities		23,494,410

Mortgage-Backed Securities (10.7%)
FHLMC
2.500%, 1/1/43	359,617	374,351
3.000%, 7/1/45	304,352	321,668
3.000%, 8/1/45	480,891	507,048
3.000%, 4/1/47	1,302,039	1,368,791
4.000%, 4/1/47	891,211	959,129
4.000%, 10/1/48	384,074	408,948
FHLMC UMBS
3.000%, 8/1/34	1,446,055	1,533,339
1.500%, 3/1/36	3,735,677	3,783,944
3.000%, 4/1/47	1,335,191	1,405,222
2.500%, 9/1/50	5,762,755	5,979,124
FNMA
2.140%, 10/1/29	3,800,000	3,991,865
2.260%, 1/1/30	3,000,000	3,195,694
3.000%, 4/1/45	191,973	199,162
3.000%, 10/1/46	437,293	452,986
2.225%, 12/1/50	6,800,000	6,826,283
FNMA UMBS
3.000%, 3/1/43	1,558,231	1,638,987
3.000%, 9/1/46	907,172	954,470
3.000%, 12/1/46	1,849,418	1,945,842
3.500%, 12/1/46	1,927,662	2,059,946
2.000%, 11/1/50	5,871,743	5,948,871
2.500%, 11/1/50	5,080,604	5,292,398
2.000%, 12/1/50	5,846,070	5,922,862
2.000%, 1/1/51	4,853,072	4,910,754
2.000%, 2/1/51	9,218,145	9,362,276

Total Mortgage-Backed Securities		69,343,960

Municipal Bonds (0.1%)
Missouri Highways and Transportation Commission Third Lien State Road Bonds Consisting of Tax Exempt Third Lien State Road Bonds Series 2009C 5.063%, 5/1/24	110,000	123,491
State of California, Various Purposes, General Obligation Bonds, Series 2009 7.550%, 4/1/39	150,000	255,750

Total Municipal Bonds		379,241

U.S. Treasury Obligations (21.0%)
U.S. Treasury Bonds
4.750%, 2/15/37	2,090,000	2,968,332
2.250%, 5/15/41	4,940,000	5,145,676
2.750%, 11/15/42	420,000	473,127
2.750%, 11/15/47	2,860,000	3,255,858
1.250%, 5/15/50	1,000,000	817,103
2.375%, 5/15/51	4,770,000	5,096,916
U.S. Treasury Notes
0.125%, 10/31/22	29,550,000	29,539,462
0.125%, 12/31/22	6,110,000	6,105,470
0.125%, 6/30/23	5,790,000	5,775,749

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Principal Amount	Value (Note 1)
0.125%, 10/15/23	$28,700,000	$28,576,762
0.250%, 11/15/23	1,880,000	1,876,922
0.125%, 1/15/24	4,700,000	4,672,008
0.250%, 6/15/24	12,600,000	12,524,144
1.500%, 11/30/24	4,800,000	4,953,007
0.375%, 11/30/25	5,205,000	5,112,999
2.625%, 1/31/26	130,000	140,695
0.875%, 6/30/26	6,010,000	6,010,013
0.500%, 6/30/27	5,210,000	5,043,194
0.500%, 10/31/27	830,000	798,609
1.250%, 6/30/28	5,100,000	5,112,011
0.875%, 11/15/30	320,000	304,654
1.625%, 5/15/31	1,070,000	1,087,706

Total U.S. Treasury Obligations		135,390,417

Total Long-Term Debt Securities (96.3%) (Cost $613,883,672)		621,304,969

	Number of Shares	Value (Note 1)
INVESTMENT COMPANY:
Fixed Income (0.8%)
DoubleLine Floating Rate Fund, Class I‡
Total Investment Company (0.8%) (Cost $5,321,469)	533,930	5,099,033

SHORT-TERM INVESTMENTS:
Investment Companies (3.2%)
BlackRock Liquidity FedFund, Institutional Shares (xx)	2,000,000	2,000,000
JPMorgan Prime Money Market Fund, IM Shares	18,960,544	18,970,024

Total Investment Companies		20,970,024

	Principal Amount	Value (Note 1)
Repurchase Agreements (0.1%)
Citigroup Global Markets, Inc., 0.07%, dated 6/30/21, due 7/1/21, repurchase price $522,877, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-5.000%, maturing 4/30/22-2/15/42; total market value $533,334. (xx)	$522,876	522,876
HSBC Bank plc, 0.10%, dated 6/30/21, due 7/1/21, repurchase price $80,715, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-6.125%, maturing 7/15/21-2/15/50; total market value $82,362. (xx)	80,715	80,715
HSBC Bank plc, 0.10%, dated 6/30/21, due 7/1/21, repurchase price $89,594, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-6.125%, maturing 7/15/21-2/15/50; total market value $91,423. (xx)	89,594	89,594

Total Repurchase Agreements		693,185

Total Short-Term Investments (3.3%) (Cost $21,659,097)		21,663,209

Total Investments in Securities (100.4%) (Cost $640,864,238)		648,067,211
Other Assets Less Liabilities (-0.4%)		(2,729,723)

Net Assets (100%)		$645,337,488

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.
§

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At June 30, 2021, the market value of these securities amounted to $195,961,065 or 30.4% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(e)	Step Bond - Coupon rate increases or decreases in increments to maturity. Rate disclosed is as of June 30, 2021. Maturity date disclosed is the ultimate maturity date.
(k)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of June 30, 2021.
(l)

Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of June 30, 2021.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At June 30, 2021, the market value of these securities amounted to $29,708,252 or 4.6% of net assets.

(x)	All or a portion of security is on loan at June 30, 2021.
(xx)

At June 30, 2021, the Portfolio had loaned securities with a total value of $2,641,787. This was collateralized by cash of $2,693,185 which was subsequently invested in an investment company and joint repurchase agreements as detailed in the Notes to the Financial Statements.

(y)

Securities are perpetual and, thus, do not have a predetermined maturity date. The coupon rate for these securities are fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of June 30, 2021.

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

Glossary:

CLO	—	Collateralized Loan Obligation
CVR	—	Contingent Value Rights
FHLMC	—	Federal Home Loan Mortgage Corp.
FNMA	—	Federal National Mortgage Association
ICE	—	Intercontinental Exchange
IO	—	Interest Only
LIBOR	—	London Interbank Offered Rate
PIK	—	Payment-in Kind Security
SOFR	—	Secured Overnight Financing Rate
STRIPS	—	Separate Trading of Registered Interest and Principal Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.
UMBS	—	Uniform Mortgage-Backed Securities
USD	—	United States Dollar

Country Diversification As a Percentage of Total Net Assets
Argentina	0.1%
Australia	0.7
Belgium	0.1
Brazil	0.6
Canada	0.8
Cayman Islands	8.2
Chile	0.9
China	0.5
Colombia	0.8
Dominican Republic	0.4
France	0.2
Germany	0.0	#
Guatemala	0.0	#
India	0.4
Indonesia	0.6
Ireland	0.1
Israel	0.0	#
Jamaica	0.0	#
Japan	0.1
Kuwait	0.0	#
Malaysia	0.6
Mexico	0.7
Panama	0.7
Peru	0.8
Philippines	0.5
Qatar	0.1
Saudi Arabia	0.3
Singapore	0.6
South Africa	0.1
South Korea	0.9
Switzerland	0.1
Taiwan	0.2
Thailand	0.1
United Arab Emirates	0.5
United Kingdom	0.6
United States	79.1
Cash and Other	(0.4)

	100.0%

#    Percent shown is less than 0.05%.

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

Investments in companies which were affiliates for the six months ended June 30, 2021, were as follows:

Security Description	Shares at June 30, 2021	Market Value December 31, 2020 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value June 30, 2021 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
INVESTMENT COMPANIES:
Fixed Income
DoubleLine Floating Rate Fund, Class I	533,930	5,045,640	—	—	—	53,393	5,099,033	79,101	—

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2021:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Asset-Backed Securities	$—	$101,224,536	$—	$101,224,536
Collateralized Mortgage Obligations	—	79,402,100	—	79,402,100
Commercial Mortgage-Backed Securities	—	61,164,984	—	61,164,984
Convertible Bonds
Communication Services	—	30,486	—	30,486
Corporate Bonds
Communication Services	—	13,668,200	—	13,668,200
Consumer Discretionary	—	10,990,286	—	10,990,286
Consumer Staples	—	6,794,333	—	6,794,333
Energy	—	19,870,784	—	19,870,784
Financials	—	30,804,869	—	30,804,869
Health Care	—	7,254,307	—	7,254,307
Industrials	—	13,438,773	—	13,438,773
Information Technology	—	6,412,036	—	6,412,036
Materials	—	8,782,931	—	8,782,931
Real Estate	—	7,426,328	—	7,426,328
Utilities	—	25,431,988	—	25,431,988
Foreign Government Securities	—	23,494,410	—	23,494,410
Investment Company	5,099,033	—	—	5,099,033
Mortgage-Backed Securities	—	69,343,960	—	69,343,960
Municipal Bonds	—	379,241	—	379,241
Short-Term Investments
Investment Companies	20,970,024	—	—	20,970,024
Repurchase Agreements	—	693,185	—	693,185
U.S. Treasury Obligations	—	135,390,417	—	135,390,417

Total Assets	$26,069,057	$621,998,154	$—	$648,067,211

Total Liabilities	$—	$—	$—	$—

Total	$26,069,057	$621,998,154	$—	$648,067,211

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

The Portfolio held no derivatives contracts during the six months ended June 30, 2021.

Investment security transactions for the six months ended June 30, 2021 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$207,598,191
Long-term U.S. government debt securities	415,165,793

$622,763,984

Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$163,746,765
Long-term U.S. government debt securities	388,049,019

$551,795,784

As of June 30, 2021, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$13,478,346
Aggregate gross unrealized depreciation	(6,406,953)

Net unrealized appreciation	$7,071,393

Federal income tax cost of investments in securities and derivative instruments, if applicable	$640,995,818

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2021 (Unaudited)

ASSETS
Investments in Securities, at value (x)
Affiliated Issuers (Cost $5,321,469)	$5,099,033
Unaffiliated Issuers (Cost $634,849,584)	642,274,993
Repurchase Agreements (Cost $693,185)	693,185
Cash	4,242,114
Dividends, interest and other receivables	2,830,434
Receivable for securities sold	930,556
Receivable for Portfolio shares sold	28,443
Securities lending income receivable	901
Other assets	6,134

Total assets	656,105,793

LIABILITIES
Payable for securities purchased	7,369,875
Payable for return of collateral on securities loaned	2,693,185
Investment management fees payable	296,198
Payable for Portfolio shares redeemed	217,120
Administrative fees payable	48,763
Distribution fees payable – Class IB	12,526
Trustees’ fees payable	2,140
Accrued expenses	128,498

Total liabilities	10,768,305

NET ASSETS	$645,337,488

Net assets were comprised of:
Paid in capital	$631,697,336
Total distributable earnings (loss)	13,640,152

Net assets	$645,337,488

Class IB
Net asset value, offering and redemption price per share, $61,298,224 / 5,947,245 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.31

Class K
Net asset value, offering and redemption price per share, $584,039,264 / 56,582,212 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.32

(x)	Includes value of securities on loan of $2,641,787.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2021 (Unaudited)

INVESTMENT INCOME
Interest	$8,674,606
Dividends ($79,101 of dividend income received from affiliates)	90,685
Securities lending (net)	7,979

Total income	8,773,270

EXPENSES
Investment management fees	1,877,914
Administrative fees	289,468
Distribution fees – Class IB	72,965
Professional fees	44,121
Printing and mailing expenses	26,882
Custodian fees	17,108
Trustees’ fees	8,922
Miscellaneous	32,069

Gross expenses	2,369,449
Less: Waiver from investment manager	(136,643)

Net expenses	2,232,806

NET INVESTMENT INCOME (LOSS)	6,540,464

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities	(110,394)
Net change in unrealized appreciation (depreciation) on investments in securities ($53,393 of change in unrealized appreciation (depreciation) from affiliates)	(6,048,485)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(6,158,879)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$381,585

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31, 2020
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$6,540,464	$13,230,382
Net realized gain (loss)	(110,394)	6,221,417
Net change in unrealized appreciation (depreciation)	(6,048,485)	4,431,770

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	381,585	23,883,569

Distributions to shareholders:
Class IB	—	(1,357,228)
Class K	—	(14,342,019)

Total distributions to shareholders	—	(15,699,247)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 722,227 and 1,550,953 shares, respectively ]	7,396,076	15,877,894
Capital shares issued in reinvestment of dividends and distributions [ 0 and 131,915 shares, respectively ]	—	1,357,228
Capital shares repurchased [ (397,345) and (703,035) shares, respectively ]	(4,070,929)	(7,153,383)

Total Class IB transactions	3,325,147	10,081,739

Class K
Capital shares sold [ 5,786,503 and 12,666,704 shares, respectively ]	59,447,020	130,310,142
Capital shares issued in reinvestment of dividends and distributions [ 0 and 1,393,833 shares, respectively ]	—	14,342,019
Capital shares repurchased [ (2,391,070) and (3,152,563) shares, respectively ]	(24,464,574)	(31,644,241)

Total Class K transactions	34,982,446	113,007,920

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	38,307,593	123,089,659

TOTAL INCREASE (DECREASE) IN NET ASSETS	38,689,178	131,273,981
NET ASSETS:
Beginning of period	606,648,310	475,374,329

End of period	$645,337,488	$606,648,310

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31,
Class IB			2020		2019		2018		2017	2016
Net asset value, beginning of period	$10.31		$10.13		$9.64		$10.03		$9.81	$9.61

Income (loss) from investment operations:
Net investment income (loss) (e)	0.09		0.23		0.31		0.27		0.23	0.25
Net realized and unrealized gain (loss)	(0.09)		0.20		0.48		(0.37)		0.16	0.21

Total from investment operations	—	#	0.43		0.79		(0.10)		0.39	0.46

Less distributions:
Dividends from net investment income	—		(0.22)		(0.30)		(0.29)		(0.16)	(0.26)
Distributions from net realized gains	—		(0.03)		—		—		(0.01)	—

Total dividends and distributions	—		(0.25)		(0.30)		(0.29)		(0.17)	(0.26)

Net asset value, end of period	$10.31		$10.31		$10.13		$9.64		$10.03	$9.81

Total return (b)	0.00	%‡‡	4.26%		8.18%		(0.96)%		3.93%	4.83%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$61,298		$57,987		$47,029		$34,500		$28,366	$10,304
Ratio of expenses to average net assets:
After waivers (a)(f)	0.94	%(j)	0.94	%(j)	0.96	%(m)	0.98	%(n)	1.04%	1.06%
Before waivers (a)(f)	0.98%		1.00%		1.00%		1.00%		1.07%	1.11%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	1.86%		2.25%		3.06%		2.74%		2.23%	2.52%
Before waivers (a)(f)	1.82%		2.20%		3.03%		2.73%		2.20%	2.47%
Portfolio turnover rate^	94	%(z)	122%		57%		62%		120%	76%

	Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31,
Class K			2020		2019		2018		2017	2016
Net asset value, beginning of period	$10.32		$10.13		$9.65		$10.03		$9.81	$9.61

Income (loss) from investment operations:
Net investment income (loss) (e)	0.11		0.26		0.34		0.30		0.25	0.28
Net realized and unrealized gain (loss)	(0.11)		0.21		0.46		(0.36)		0.16	0.21

Total from investment operations	—	#	0.47		0.80		(0.06)		0.41	0.49

Less distributions:
Dividends from net investment income	—		(0.25)		(0.32)		(0.32)		(0.18)	(0.29)
Distributions from net realized gains	—		(0.03)		—		—		(0.01)	—

Total dividends and distributions	—		(0.28)		(0.32)		(0.32)		(0.19)	(0.29)

Net asset value, end of period	$10.32		$10.32		$10.13		$9.65		$10.03	$9.81

Total return (b)	0.00	%‡‡	4.61%		8.33%		(0.61)%		4.19%	5.10%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$584,039		$548,662		$428,345		$297,879		$271,210	$60,950
Ratio of expenses to average net assets:
After waivers (a)(f)	0.69	%(j)	0.69	%(j)	0.71	%(m)	0.73	%(n)	0.79%	0.82%
Before waivers (a)(f)	0.73%		0.75%		0.75%		0.75%		0.82%	0.88%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	2.11%		2.50%		3.32%		2.98%		2.49%	2.84%
Before waivers (a)(f)	2.07%		2.44%		3.28%		2.96%		2.45%	2.78%
Portfolio turnover rate^	94	%(z)	122%		57%		62%		120%	76%

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

‡‡	Amount is less than 0.005%.
#	Per share amount is less than $0.005.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers would be 0.95% for Class IB and 0.70% for Class K.
(m)	Including direct and indirect expenses, the net expense ratio after waivers would be 0.98% for Class IB and 0.73% for Class K.
(n)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.01% for Class IB and 0.76% for Class K.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

1290 VT EQUITY INCOME PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2021	% of Net Assets
Financials	22.5%
Health Care	20.5
Industrials	12.3
Consumer Staples	11.7
Energy	6.8
Materials	6.5
Utilities	6.2
Consumer Discretionary	5.3
Information Technology	3.8
Communication Services	3.1
Real Estate	1.1
Cash and Other	0.2

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IA and Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2021 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/21	Ending Account Value 6/30/21	Expenses Paid During Period* 1/1/21 - 6/30/21
Class IA
Actual	$1,000.00	$1,189.90	$5.16
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.08	4.76
Class IB
Actual	1,000.00	1,190.90	5.16
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.08	4.76
Class K
Actual	1,000.00	1,189.90	3.80
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.32	3.51

* Expenses are equal to the Portfolio’s Class IA, Class IB and Class K shares annualized expense ratio of 0.95%, 0.95% and 0.70%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

1290 VT EQUITY INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (3.1%)
Media (3.1%)
Comcast Corp., Class A	318,068	$18,136,237

Total Communication Services		18,136,237

Consumer Discretionary (5.3%)
Household Durables (1.3%)
Lennar Corp., Class A	74,560	7,407,536

Specialty Retail (4.0%)
Advance Auto Parts, Inc.	30,341	6,224,153
Lowe’s Cos., Inc.	87,906	17,051,127

		23,275,280

Total Consumer Discretionary		30,682,816

Consumer Staples (11.7%)
Beverages (4.5%)
Coca-Cola Europacific Partners plc	277,044	16,434,250
Molson Coors Beverage Co., Class B*	181,144	9,725,622

		26,159,872

Household Products (3.1%)
Procter & Gamble Co. (The)	131,326	17,719,817

Tobacco (4.1%)
Altria Group, Inc.	178,856	8,527,854
Philip Morris International, Inc.	156,136	15,474,639

		24,002,493

Total Consumer Staples		67,882,182

Energy (6.8%)
Oil, Gas & Consumable Fuels (6.8%)
Hess Corp.	156,949	13,704,786
Phillips 66	210,373	18,054,211
Valero Energy Corp.	95,075	7,423,456

Total Energy		39,182,453

Financials (22.5%)
Banks (10.9%)
JPMorgan Chase & Co.	128,371	19,966,825
US Bancorp	297,110	16,926,357
Wells Fargo & Co.	573,735	25,984,458

		62,877,640

Capital Markets (2.7%)
Northern Trust Corp.	136,238	15,751,838

Consumer Finance (2.0%)
American Express Co.	70,289	11,613,851

Insurance (6.9%)
Aon plc, Class A	64,858	15,485,496
Assurant, Inc.	58,948	9,206,499
Chubb Ltd.	96,512	15,339,617

		40,031,612

Total Financials		130,274,941

Health Care (20.5%)
Health Care Equipment & Supplies (4.3%)
Becton Dickinson and Co.	35,645	8,668,508
Medtronic plc	133,876	16,618,028

		25,286,536

Health Care Providers & Services (9.4%)
Cigna Corp.	83,176	19,718,534
CVS Health Corp.	218,516	18,232,975
UnitedHealth Group, Inc.	40,720	16,305,917

		54,257,426

Pharmaceuticals (6.8%)
Johnson & Johnson	95,699	15,765,453
Merck & Co., Inc.	304,110	23,650,635

		39,416,088

Total Health Care		118,960,050

Industrials (12.3%)
Aerospace & Defense (6.2%)
General Dynamics Corp.	96,569	18,180,080
Raytheon Technologies Corp.	209,557	17,877,307

		36,057,387

Machinery (6.1%)
Deere & Co.	46,160	16,281,094
Stanley Black & Decker, Inc.	64,131	13,146,214
Westinghouse Air Brake Technologies Corp.	72,208	5,942,718

		35,370,026

Total Industrials		71,427,413

Information Technology (3.8%)
IT Services (1.3%)
Cognizant Technology Solutions Corp., Class A	112,952	7,823,055

Software (2.5%)
Oracle Corp.	184,814	14,385,922

Total Information Technology		22,208,977

Materials (6.5%)
Chemicals (6.5%)
Corteva, Inc.	192,032	8,516,619
International Flavors & Fragrances, Inc.	119,971	17,923,668
Linde plc	37,910	10,959,781

Total Materials		37,400,068

Real Estate (1.1%)
Equity Real Estate Investment Trusts (REITs) (1.1%)
Corporate Office Properties Trust (REIT)	222,891	6,238,719

Total Real Estate		6,238,719

Utilities (6.2%)
Electric Utilities (4.0%)
Entergy Corp.	112,490	11,215,253
Exelon Corp.	262,821	11,645,599

		22,860,852

Multi-Utilities (2.2%)
CenterPoint Energy, Inc.	526,522	12,910,319

Total Utilities		35,771,171

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT EQUITY INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

Value (Note 1)
Total Investments in Securities (99.8%) (Cost $446,637,419)	$578,165,027
Other Assets Less Liabilities (0.2%)	904,204

Net Assets (100%)	$579,069,231

*	Non-income producing.

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2021:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$18,136,237	$—	$—	$18,136,237
Consumer Discretionary	30,682,816	—	—	30,682,816
Consumer Staples	67,882,182	—	—	67,882,182
Energy	39,182,453	—	—	39,182,453
Financials	130,274,941	—	—	130,274,941
Health Care	118,960,050	—	—	118,960,050
Industrials	71,427,413	—	—	71,427,413
Information Technology	22,208,977	—	—	22,208,977
Materials	37,400,068	—	—	37,400,068
Real Estate	6,238,719	—	—	6,238,719
Utilities	35,771,171	—	—	35,771,171

Total Assets	$578,165,027	$—	$—	$578,165,027

Total Liabilities	$—	$—	$—	$—

Total	$578,165,027	$—	$—	$578,165,027

The Portfolio held no derivatives contracts during the six months ended June 30, 2021.

Investment security transactions for the six months ended June 30, 2021 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$92,711,236
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$130,934,988

As of June 30, 2021, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$134,072,036
Aggregate gross unrealized depreciation	(2,775,913)

Net unrealized appreciation	$131,296,123

Federal income tax cost of investments in securities and derivative instruments, if applicable	$446,868,904

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT EQUITY INCOME PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2021 (Unaudited)

ASSETS
Investments in Securities, at value (Cost $446,637,419)	$578,165,027
Cash	1,090,672
Receivable for securities sold	8,210,618
Dividends, interest and other receivables	1,146,113
Receivable for Portfolio shares sold	61,220
Other assets	5,565

Total assets	588,679,215

LIABILITIES
Payable for securities purchased	8,786,909
Payable for Portfolio shares redeemed	383,820
Investment management fees payable	276,995
Administrative fees payable	44,257
Distribution fees payable – Class IB	36,044
Distribution fees payable – Class IA	6,560
Accrued expenses	75,399

Total liabilities	9,609,984

NET ASSETS	$579,069,231

Net assets were comprised of:
Paid in capital	$482,685,367
Total distributable earnings (loss)	96,383,864

Net assets	$579,069,231

Class IA
Net asset value, offering and redemption price per share, $31,577,869 / 6,383,061 shares outstanding (unlimited amount authorized: $0.01 par value)	$4.95

Class IB
Net asset value, offering and redemption price per share, $173,514,967 / 34,792,022 shares outstanding (unlimited amount authorized: $0.01 par value)	$4.99

Class K
Net asset value, offering and redemption price per share, $373,976,395 / 75,477,232 shares outstanding (unlimited amount authorized: $0.01 par value)	$4.95

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2021 (Unaudited)

INVESTMENT INCOME
Dividends	$6,582,917
Interest	760
Securities lending (net)	32,488

Total income	6,616,165

EXPENSES
Investment management fees	2,105,157
Administrative fees	259,566
Distribution fees – Class IB	206,598
Distribution fees – Class IA	37,717
Professional fees	33,229
Printing and mailing expenses	25,537
Custodian fees	23,585
Trustees’ fees	7,062
Miscellaneous	4,459

Gross expenses	2,702,910
Less: Waiver from investment manager	(491,732)

Net expenses	2,211,178

NET INVESTMENT INCOME (LOSS)	4,404,987

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities	13,787,881
Net change in unrealized appreciation (depreciation) on investments in securities	79,153,518

NET REALIZED AND UNREALIZED GAIN (LOSS)	92,941,399

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$97,346,386

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT EQUITY INCOME PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31, 2020
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$4,404,987	$9,863,056
Net realized gain (loss)	13,787,881	(49,167,791)
Net change in unrealized appreciation (depreciation)	79,153,518	24,795,245

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	97,346,386	(14,509,490)

Distributions to shareholders:
Class IA	—	(544,792)
Class IB	—	(2,909,212)
Class K	—	(7,443,459)

Total distributions to shareholders	—	(10,897,463)

Tax return of capital:
Class IA	—	(17,341)
Class IB	—	(92,754)
Class K	—	(239,611)

Total	—	(349,706)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 168,249 and 282,448 shares, respectively ]	801,903	1,041,705
Capital shares issued in reinvestment of dividends and distributions [ 0 and 140,061 shares, respectively ]	—	562,133
Capital shares repurchased [ (496,900) and (1,612,621) shares, respectively ]	(2,310,476)	(6,047,337)

Total Class IA transactions	(1,508,573)	(4,443,499)

Class IB
Capital shares sold [ 1,143,160 and 3,453,816 shares, respectively ]	5,320,423	12,767,141
Capital shares issued in reinvestment of dividends and distributions [ 0 and 741,853 shares, respectively ]	—	3,001,966
Capital shares repurchased [ (2,475,100) and (5,124,694) shares, respectively ]	(11,609,039)	(19,288,317)

Total Class IB transactions	(6,288,616)	(3,519,210)

Class K
Capital shares sold [ 412,891 and 14,253,295 shares, respectively ]	1,919,720	45,665,041
Capital shares issued in reinvestment of dividends and distributions [ 0 and 1,911,571 shares, respectively ]	—	7,683,070
Capital shares repurchased [ (8,167,299) and (8,815,353) shares, respectively ]	(38,024,238)	(32,854,054)

Total Class K transactions	(36,104,518)	20,494,057

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(43,901,707)	12,531,348

TOTAL INCREASE (DECREASE) IN NET ASSETS	53,444,679	(13,225,311)
NET ASSETS:
Beginning of period	525,624,552	538,849,863

End of period	$579,069,231	$525,624,552

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT EQUITY INCOME PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31,
Class IA			2020	2019	2018	2017	2016
Net asset value, beginning of period	$4.16		$4.45	$3.71	$6.09	$5.76	$5.79

Income (loss) from investment operations:
Net investment income (loss) (e)	0.03		0.07	0.09	0.11	0.09	0.10
Net realized and unrealized gain (loss)	0.76		(0.27)	0.81	(0.72)	0.80	0.65

Total from investment operations	0.79		(0.20)	0.90	(0.61)	0.89	0.75

Less distributions:
Dividends from net investment income	—		(0.08)	(0.10)	(0.12)	(0.09)	(0.11)
Distributions from net realized gains	—		(0.01)	(0.06)	(1.65)	(0.47)	(0.67)
Return of capital	—		— #	—	—	—	—

Total dividends and distributions	—		(0.09)	(0.16)	(1.77)	(0.56)	(0.78)

Net asset value, end of period	$4.95		$4.16	$4.45	$3.71	$6.09	$5.76

Total return (b)	18.99%		(4.55)%	24.30%	(11.69)%	15.78%	12.93%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$31,578		$27,913	$35,150	$33,493	$41,988	$41,067
Ratio of expenses to average net assets:
After waivers (a)(f)	0.95%		0.95%	0.95%	0.99%	1.00%	1.00%
Before waivers (a)(f)	1.12%		1.14%	1.13%	1.13%	1.13%	1.13%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	1.41%		1.94%	2.17%	1.89%	1.56%	1.72%
Before waivers (a)(f)	1.23%		1.75%	1.98%	1.75%	1.43%	1.59%
Portfolio turnover rate^	17	%(z)	39%	56%	106%*	41%	49%

	Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31,
Class IB			2020	2019	2018	2017	2016
Net asset value, beginning of period	$4.19		$4.48	$3.74	$6.12	$5.79	$5.81

Income (loss) from investment operations:
Net investment income (loss) (e)	0.03		0.07	0.09	0.11	0.10	0.10
Net realized and unrealized gain (loss)	0.77		(0.27)	0.81	(0.72)	0.79	0.66

Total from investment operations	0.80		(0.20)	0.90	(0.61)	0.89	0.76

Less distributions:
Dividends from net investment income	—		(0.08)	(0.10)	(0.12)	(0.09)	(0.11)
Distributions from net realized gains	—		(0.01)	(0.06)	(1.65)	(0.47)	(0.67)
Return of capital	—		— #	—	—	—	—

Total dividends and distributions	—		(0.09)	(0.16)	(1.77)	(0.56)	(0.78)

Net asset value, end of period	$4.99		$4.19	$4.48	$3.74	$6.12	$5.79

Total return (b)	19.09%		(4.52)%	24.10%	(11.62)%	15.70%	13.06%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$173,515		$151,452	$166,132	$144,780	$176,995	$162,969
Ratio of expenses to average net assets:
After waivers (a)(f)	0.95%		0.95%	0.95%	0.99%	1.00%	1.00%
Before waivers (a)(f)	1.12%		1.14%	1.13%	1.13%	1.13%	1.13%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	1.41%		1.93%	2.17%	1.89%	1.56%	1.72%
Before waivers (a)(f)	1.23%		1.74%	1.99%	1.75%	1.43%	1.59%
Portfolio turnover rate^	17	%(z)	39%	56%	106%*	41%	49%

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT EQUITY INCOME PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31,
Class K			2020	2019	2018	2017	2016
Net asset value, beginning of period	$4.16		$4.45	$3.71	$6.09	$5.76	$5.79

Income (loss) from investment operations:
Net investment income (loss) (e)	0.04		0.08	0.10	0.13	0.11	0.12
Net realized and unrealized gain (loss)	0.75		(0.27)	0.81	(0.72)	0.80	0.65

Total from investment operations	0.79		(0.19)	0.91	(0.59)	0.91	0.77

Less distributions:
Dividends from net investment income	—		(0.09)	(0.11)	(0.14)	(0.11)	(0.13)
Distributions from net realized gains	—		(0.01)	(0.06)	(1.65)	(0.47)	(0.67)
Return of capital	—		— #	—	—	—	—

Total dividends and distributions	—		(0.10)	(0.17)	(1.79)	(0.58)	(0.80)

Net asset value, end of period	$4.95		$4.16	$4.45	$3.71	$6.09	$5.76

Total return (b)	18.99%		(4.33)%	24.59%	(11.45)%	16.05%	13.22%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$373,976		$346,259	$337,568	$342,603	$419,957	$456,807
Ratio of expenses to average net assets:
After waivers (a)(f)	0.70%		0.70%	0.70%	0.74%	0.75%	0.75%
Before waivers (a)(f)	0.88%		0.89%	0.88%	0.88%	0.88%	0.88%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	1.65%		2.17%	2.42%	2.14%	1.81%	1.98%
Before waivers (a)(f)	1.48%		1.99%	2.24%	2.00%	1.68%	1.85%
Portfolio turnover rate^	17	%(z)	39%	56%	106%*	41%	49%
*

The portfolio turnover rate calculation includes purchases and sales made as a result of the replacement of the sub-adviser. Excluding such transactions, the portfolio turnover rate would have been 31%.

#	Per share amount is less than $0.005.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

1290 VT GAMCO MERGERS & ACQUISITIONS PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2021	% of Net Assets
Investment Company	28.5%
Industrials	17.5
Communication Services	12.7
Utilities	7.7
Information Technology	7.6
Health Care	6.7
Consumer Discretionary	6.5
Materials	6.2
Financials	1.8
Real Estate	1.2
Repurchase Agreements	0.9
Energy	0.1
Consumer Staples	0.1
Cash and Other	2.5

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IA and Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2021 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/21	Ending Account Value 6/30/21	Expenses Paid During Period* 1/1/21 - 6/30/21
Class IA
Actual	$1,000.00	$1,084.50	$6.46
Hypothetical (5% average annual return before expenses)	1,000.00	1,018.60	6.26
Class IB
Actual	1,000.00	1,084.20	6.46
Hypothetical (5% average annual return before expenses)	1,000.00	1,018.60	6.26
Class K
Actual	1,000.00	1,086.10	5.17
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.84	5.01

* Expenses are equal to the Portfolio’s Class IA, Class IB and Class K shares annualized expense ratio of 1.25%, 1.25% and 1.00%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

1290 VT GAMCO MERGERS & ACQUISITIONS PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (12.7%)
Diversified Telecommunication Services (2.8%)
Cincinnati Bell, Inc.*	110,000	$1,696,200
Euskaltel SA (m)	75,000	976,465
Koninklijke KPN NV	90,000	281,094
Liberty Global plc, Class A*	30,000	814,800
Liberty Global plc, Class C*	11,000	297,440
Lumen Technologies, Inc.	79,096	1,074,915
ORBCOMM, Inc.*	50,000	562,000

		5,702,914

Entertainment (1.1%)
Liberty Media Corp.-Liberty Braves, Class A*	24,000	677,280
Liberty Media Corp.-Liberty Braves, Class C*	8,000	222,160
Madison Square Garden Entertainment Corp.*	1,500	125,955
Madison Square Garden Sports Corp., Class A*	7,000	1,207,990

		2,233,385

Interactive Media & Services (0.6%)
Sogou, Inc. (ADR)*	150,000	1,279,500

Media (6.1%)
Beasley Broadcast Group, Inc., Class A*	20,000	57,800
Clear Channel Outdoor Holdings, Inc.*	470,000	1,240,800
DallasNews Corp.	22,500	167,400
DISH Network Corp., Class A*	42,000	1,755,600
EW Scripps Co. (The), Class A	70,000	1,427,300
Fox Corp., Class B	68,000	2,393,600
Loral Space & Communications, Inc. (x)	90,000	3,496,500
MDC Partners, Inc., Class A*	2,000	11,700
Meredith Corp.*	6,000	260,640
Shaw Communications, Inc., Class B	20,000	579,380
Telenet Group Holding NV	28,000	1,053,800

		12,444,520

Wireless Telecommunication Services (2.1%)
Millicom International Cellular SA*	40,000	1,582,800
Telephone and Data Systems, Inc.	24,000	543,840
United States Cellular Corp.*	60,000	2,178,600

		4,305,240

Total Communication Services		25,965,559

Consumer Discretionary (6.5%)
Distributors (0.4%)
Core-Mark Holding Co., Inc.	20,000	900,200

Hotels, Restaurants & Leisure (0.6%)
Cherry AB, Class B (x)*	40,000	406,632
Dover Motorsports, Inc. (x)	95,000	213,750
Entain plc*	5,000	120,727
ESC Co. (r)(x)*	75,700	—
Gamesys Group plc	10,000	255,081
Great Canadian Gaming Corp.*	4,000	143,627

		1,139,817

Household Durables (3.2%)
Dorel Industries, Inc., Class B*	15,000	189,013
Hinokiya Group Co. Ltd. (x)	2,000	44,664
Hunter Douglas NV*	6,762	737,660
Lennar Corp., Class B	37,000	3,013,650
Nobility Homes, Inc.	13,000	468,000
Sony Group Corp. (ADR)	21,000	2,041,620

		6,494,607

Internet & Direct Marketing Retail (0.7%)
Altaba, Inc.*	102,200	1,487,010

Specialty Retail (1.6%)
At Home Group, Inc.*	70,000	2,578,800
Sportsman’s Warehouse Holdings, Inc.*	40,000	710,800

		3,289,600

Total Consumer Discretionary		13,311,234

Consumer Staples (0.1%)
Food & Staples Retailing (0.0%)
GrainCorp Ltd., Class A	6,000	23,218

Food Products (0.0%)
United Malt Grp Ltd.	10,000	33,598

Personal Products (0.1%)
Asaleo Care Ltd. (x)	83,000	87,144

Total Consumer Staples		143,960

Energy (0.1%)
Oil, Gas & Consumable Fuels (0.1%)
Alvopetro Energy Ltd.*	265,000	211,641
Gulf Coast Ultra Deep Royalty Trust	550,000	13,750

Total Energy		225,391

Financials (1.8%)
Banks (1.4%)
Century Bancorp, Inc., Class A	7,000	798,000
Flushing Financial Corp.	56,000	1,200,080
Horizon Bancorp, Inc.	10,000	174,300
Sterling Bancorp	30,000	743,700

		2,916,080

Capital Markets (0.0%)
BKF Capital Group, Inc.*	2,434	29,208

Diversified Financial Services (0.0%)
Cerved Group SpA*	3,000	34,861

Insurance (0.1%)
Hartford Financial Services Group, Inc. (The)	200	12,394
ProSight Global, Inc.*	500	6,380
Topdanmark A/S	1,000	52,047

		70,821

Thrifts & Mortgage Finance (0.3%)
MMA Capital Holdings, Inc.*	20,000	543,200

Total Financials		3,594,170

Health Care (6.6%)
Biotechnology (2.3%)
Alexion Pharmaceuticals, Inc.*	7,000	1,285,970

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT GAMCO MERGERS & ACQUISITIONS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Constellation Pharmaceuticals, Inc.*	37,000	$1,250,600
Grifols SA (ADR)	24,000	416,400
Idorsia Ltd.*	12,000	329,943
Kindred Biosciences, Inc.*	160,000	1,467,200

		4,750,113

Health Care Equipment & Supplies (0.3%)
Elos Medtech AB	6,000	150,735
ICU Medical, Inc.*	500	102,900
Immunodiagnostic Systems Holdings plc	5,000	26,144
Innocoll Holdings plc (r)(x)*	125,000	—
Intersect ENT, Inc.*	6,000	102,540
Soliton, Inc. (x)*	8,500	191,165

		573,484

Health Care Providers & Services (1.4%)
Magellan Health, Inc.*	30,000	2,826,000
UDG Healthcare plc	900	13,309

		2,839,309

Health Care Technology (0.5%)
Change Healthcare, Inc.*	19,000	437,760
Teladoc Health, Inc. (x)*	2,700	448,983

		886,743

Life Sciences Tools & Services (1.5%)
Illumina, Inc.*	200	94,642
Luminex Corp.	55,000	2,024,000
PPD, Inc.*	20,000	921,800

		3,040,442

Pharmaceuticals (0.6%)
Viatris, Inc.	90,000	1,286,100

Total Health Care		13,376,191

Industrials (17.3%)
Aerospace & Defense (4.3%)
Aerojet Rocketdyne Holdings, Inc.	137,000	6,615,730
Hexcel Corp.*	14,000	873,600
Kaman Corp.	26,000	1,310,400

		8,799,730

Building Products (0.3%)
Carrier Global Corp.	10,000	486,000
Griffon Corp.	8,000	205,040

		691,040

Commercial Services & Supplies (0.0%)
Knoll, Inc.	3,000	77,970

Industrial Conglomerates (0.3%)
Raven Industries, Inc.	12,500	723,125

Machinery (7.0%)
CFT SpA*	25,000	136,361
CIRCOR International, Inc.*	20,000	652,000
Crane Co.	2,000	184,740
EnPro Industries, Inc.	21,000	2,040,150
Haldex AB*	16,000	105,818
Lydall, Inc.*	2,000	121,040
Mueller Industries, Inc.	28,000	1,212,680
Mueller Water Products, Inc., Class A	12,000	173,040
Navistar International Corp.*	200,000	8,900,000
Neles OYJ	25,000	360,468
Park-Ohio Holdings Corp.	5,000	160,700
Welbilt, Inc.*	12,000	277,800

		14,324,797

Professional Services (0.2%)
IHS Markit Ltd.	3,000	337,980

Road & Rail (0.1%)
Kansas City Southern	500	141,685

Trading Companies & Distributors (4.5%)
CAI International, Inc.	30,000	1,680,000
Fly Leasing Ltd. (ADR)*	40,000	677,600
Herc Holdings, Inc.*	60,000	6,724,200
Huttig Building Products, Inc.*	1,000	5,780

		9,087,580

Transportation Infrastructure (0.6%)
Macquarie Infrastructure Corp.	30,000	1,148,100

Total Industrials		35,332,007

Information Technology (7.6%)
Communications Equipment (0.6%)
Communications Systems, Inc.*	50,000	359,000
Digi International, Inc.*	36,000	723,960
EXFO, Inc.*	28,000	166,600

		1,249,560

Electronic Equipment, Instruments & Components (0.5%)
Coherent, Inc.*	2,000	528,680
CTS Corp.	8,000	297,280
Neways Electronics International NV*	13,000	225,056

		1,051,016

IT Services (1.5%)
Devoteam SA*	1,000	130,432
eWork Group AB	2,000	22,996
MoneyGram International, Inc.*	61,000	614,880
Sykes Enterprises, Inc.*	40,000	2,148,000

		2,916,308

Semiconductors & Semiconductor Equipment (0.6%)
AIXTRON SE	10,000	270,944
Dialog Semiconductor plc*	400	31,095
Siltronic AG (Frankfurt Stock Exchange) (x)	2,400	399,835
Siltronic AG (OTC US Exchange)	600	101,168
Xilinx, Inc.	3,300	477,312

		1,280,354

Software (3.9%)
Cloudera, Inc.*	29,500	467,870
NortonLifeLock, Inc.	10,000	272,200
Nuance Communications, Inc.*	36,000	1,959,840
Proofpoint, Inc.*	18,800	3,266,688
QAD, Inc., Class A	7,500	652,650
QAD, Inc., Class B	4,000	344,840
Slack Technologies, Inc., Class A*	400	17,720

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT GAMCO MERGERS & ACQUISITIONS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Talend SA (ADR) (x)*	13,000	$852,800

		7,834,608

Technology Hardware, Storage & Peripherals (0.5%)
Dell Technologies, Inc., Class C*	4,000	398,680
Diebold Nixdorf, Inc.*	52,000	667,680

		1,066,360

Total Information Technology		15,398,206

Materials (6.2%)
Chemicals (1.5%)
Ferro Corp.*	70,000	1,509,900
W R Grace & Co.	23,000	1,589,760

		3,099,660

Construction Materials (3.2%)
Forterra, Inc.*	2,500	58,775
US Concrete, Inc.*	42,100	3,106,980
Vulcan Materials Co.	19,000	3,307,330

		6,473,085

Containers & Packaging (0.7%)
Greif, Inc., Class A	5,000	302,750
Myers Industries, Inc.	51,000	1,071,000

		1,373,750

Metals & Mining (0.5%)
Endeavour Mining plc	4,700	100,931
Pan American Silver Corp.	25,000	713,940
Sierra Metals, Inc.*	50,000	150,500

		965,371

Paper & Forest Products (0.3%)
Domtar Corp.*	13,000	714,480

Total Materials		12,626,346

Real Estate (1.2%)
Equity Real Estate Investment Trusts (REITs) (0.8%)
Condor Hospitality Trust, Inc. (REIT)*	13,500	81,945
QTS Realty Trust, Inc. (REIT), Class A	7,000	541,100
Ryman Hospitality Properties, Inc. (REIT)*	12,500	987,000

		1,610,045

Real Estate Management & Development (0.4%)
Corem Property Group AB, Class B (x)	10,000	22,645
Deutsche Wohnen SE	12,000	733,932
S IMMO AG	1,000	23,952
Sigma Capital Group plc	20,000	55,886

		836,415

Total Real Estate		2,446,460

Utilities (7.7%)
Electric Utilities (4.7%)
Evergy, Inc.	28,000	1,692,040
PNM Resources, Inc.	150,000	7,315,500
Portland General Electric Co.	11,000	506,880

		9,514,420

Gas Utilities (1.3%)
National Fuel Gas Co.	50,000	2,612,500

Independent Power and Renewable Electricity Producers (0.1%)
Alerion Cleanpower SpA (x)	8,000	128,061
Solarpack Corp. Tecnologica SA*	4,000	124,029
Tilt Renewables Ltd.*	10,000	56,130

		308,220

Multi-Utilities (0.6%)
Avista Corp.	27,000	1,152,090

Water Utilities (1.0%)
Severn Trent plc	60,000	2,075,780

Total Utilities		15,663,010

Total Common Stocks (67.8%) (Cost $120,054,028)		138,082,534

PREFERRED STOCK:
Industrials (0.2%)
Industrial Conglomerates (0.2%)
Steel Partners Holdings LP 6.000%	15,000	350,850

Total Preferred Stock (0.2%) (Cost $270,047)		350,850

	Number of Rights	Value (Note 1)
RIGHTS:
Communication Services (0.0%)
Media (0.0%)
Media General, Inc., CVR (r)*	130,000	—

Total Communication Services		—

Consumer Staples (0.0%)
Food Products (0.0%)
Contraf-Nicotex-Tobacco GmbH, CVR (r)*	15,000	5,625

Total Consumer Staples		5,625

Health Care (0.1%)
Biotechnology (0.1%)
Achillion Pharmaceuticals, Inc., CVR (r)(x)*	21,000	7,245
Alder Biopharmaceuticals, Inc., CVR (r)(x)*	10,000	6,600
Ambit Biosciences Corp., CVR (r)*	20,000	25,350
Clementia Pharmaceuticals, Inc., CVR (r)*	40,000	40,500
Stemline Therapeutics, Inc., CVR (r)(x)*	30,000	—
Tobira Therapeutics, Inc., CVR (r)(x)*	15,000	—

		79,695

Pharmaceuticals (0.0%)
Ocera Therapeutics, Inc., CVR (r)*	16,000	2,720
Omthera Pharmaceuticals, Inc., CVR (r)*	100	—

		2,720

Total Health Care		82,415

Total Rights (0.1%) (Cost $47,370)		88,040

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT GAMCO MERGERS & ACQUISITIONS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Company (28.5%)
JPMorgan Prime Money Market Fund, IM Shares	57,933,853	$57,962,820

	Principal Amount	Value (Note 1)
Repurchase Agreements (0.9%)
Citigroup Global Markets, Inc., 0.07%, dated 6/30/21, due 7/1/21, repurchase price $1,646,506, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-5.000%, maturing 4/30/22-2/15/42; total market value $1,679,432. (xx)	$1,646,502	1,646,502
Deutsche Bank AG, 0.17%, dated 6/30/21, due 7/1/21, repurchase price $40,916, collateralized by various Foreign Government Agency Securities, ranging from 0.125%-1.875%, maturing 2/12/22-2/15/23; total market value $41,736. (xx)	40,916	40,916
HSBC Bank plc, 0.10%, dated 6/30/21, due 7/1/21, repurchase price $100,000, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-6.125%, maturing 7/15/21-2/15/50; total market value $102,041. (xx)	100,000	100,000
HSBC Bank plc, 0.10%, dated 6/30/21, due 7/1/21, repurchase price $100,000, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-6.125%, maturing 7/15/21-2/15/50; total market value $102,041. (xx)	100,000	100,000

Total Repurchase Agreements		1,887,418

Total Short-Term Investments (29.4%) (Cost $59,829,807)		59,850,238

Total Investments in Securities (97.5%) (Cost $180,201,252)		198,371,662
Other Assets Less Liabilities (2.5%)		5,119,168

Net Assets (100%)		$203,490,830

*	Non-income producing.
(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At June 30, 2021, the market value of these securities amounted to $976,465 or 0.5% of net assets.

(r)	Value determined using significant unobservable inputs.
(x)	All or a portion of security is on loan at June 30, 2021.
(xx)

At June 30, 2021, the Portfolio had loaned securities with a total value of $2,676,396. This was collateralized by $905,001 of various U.S. Government Treasury Securities, ranging from 0.000% - 6.250%, maturing 7/15/21 - 8/15/50 and by cash of $1,887,418 which was subsequently invested in joint repurchase agreements as detailed in the Notes to the Financial Statements.

Glossary:

ADR — American Depositary Receipt

CVR — Contingent Value Right

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2021:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) (a)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments		Total
Assets:
Common Stocks
Communication Services	$23,654,200	$2,311,359	$—		$25,965,559
Consumer Discretionary	9,791,460	3,519,774	—	(b)	13,311,234

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT GAMCO MERGERS & ACQUISITIONS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) (a)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments		Total
Consumer Staples	$—	$143,960	$—		$143,960
Energy	225,391	—	—		225,391
Financials	3,478,054	116,116	—		3,594,170
Health Care	12,856,060	520,131	—	(b)	13,376,191
Industrials	34,729,360	602,647	—		35,332,007
Information Technology	14,216,680	1,181,526	—		15,398,206
Materials	12,626,346	—	—		12,626,346
Real Estate	1,610,045	836,415	—		2,446,460
Utilities	13,279,010	2,384,000	—		15,663,010
Preferred Stock
Industrials	350,850	—	—		350,850
Rights
Communication Services	—	—	—	(b)	—	(b)
Consumer Staples	—	—	5,625		5,625
Health Care	—	—	82,415		82,415
Short-Term Investments
Investment Company	57,962,820	—	—		57,962,820
Repurchase Agreements	—	1,887,418	—		1,887,418

Total Assets	$184,780,276	$13,503,346	$88,040		$198,371,662

Total Liabilities	$—	$—	$—		$—

Total	$184,780,276	$13,503,346	$88,040		$198,371,662

(a)	A security with a market value of $406,632 transferred from Level 3 to Level 2 at the end of the period due to observable market inputs.
(b)	Value is zero.

The Portfolio held no derivatives contracts during the six months ended June 30, 2021.

Investment security transactions for the six months ended June 30, 2021 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$116,151,420
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$116,735,268

As of June 30, 2021, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$25,087,538
Aggregate gross unrealized depreciation	(7,048,649)

Net unrealized appreciation	$18,038,889

Federal income tax cost of investments in securities and derivative instruments, if applicable	$180,332,773

For the six months ended June 30, 2021, the Portfolio incurred approximately $471 as brokerage commissions with G. Research, an affiliated broker/dealer.

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT GAMCO MERGERS & ACQUISITIONS PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2021 (Unaudited)

ASSETS
Investments in Securities, at value (x)
Unaffiliated Issuers (Cost $178,313,834)	$196,484,244
Repurchase Agreements (Cost $1,887,418)	1,887,418
Cash	7,512,239
Foreign cash (Cost $15,384)	15,273
Receivable for securities sold	804,865
Dividends, interest and other receivables	138,771
Receivable for Portfolio shares sold	60,899
Securities lending income receivable	2,755
Other assets	1,956

Total assets	206,908,420

LIABILITIES
Payable for return of collateral on securities loaned	1,887,418
Payable for securities purchased	1,265,521
Investment management fees payable	141,721
Distribution fees payable – Class IB	34,063
Payable for Portfolio shares redeemed	20,162
Administrative fees payable	15,415
Distribution fees payable – Class IA	2,137
Trustees’ fees payable	247
Accrued expenses	50,906

Total liabilities	3,417,590

NET ASSETS	$203,490,830

Net assets were comprised of:
Paid in capital	$187,452,300
Total distributable earnings (loss)	16,038,530

Net assets	$203,490,830

Class IA
Net asset value, offering and redemption price per share, $10,379,735 / 800,920 shares outstanding (unlimited amount authorized: $0.01 par value)	$12.96

Class IB
Net asset value, offering and redemption price per share, $165,376,391 / 12,835,182 shares outstanding (unlimited amount authorized: $0.01 par value)	$12.88

Class K
Net asset value, offering and redemption price per share, $27,734,704 / 2,114,666 shares outstanding (unlimited amount authorized: $0.01 par value)	$13.12

(x)	Includes value of securities on loan of $2,676,396.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2021 (Unaudited)

INVESTMENT INCOME
Dividends (net of $17,640 foreign withholding tax)	$2,145,530
Interest	1,884
Securities lending (net)	12,135

Total income	2,159,549

EXPENSES
Investment management fees	905,592
Distribution fees – Class IB	204,716
Administrative fees	93,065
Professional fees	27,302
Custodian fees	20,013
Printing and mailing expenses	15,534
Distribution fees – Class IA	12,713
Trustees’ fees	2,587
Miscellaneous	1,415

Gross expenses	1,282,937
Less: Waiver from investment manager	(58,755)

Net expenses	1,224,182

NET INVESTMENT INCOME (LOSS)	935,367

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	6,729,174
Foreign currency transactions	(18,871)

Net realized gain (loss)	6,710,303

Change in unrealized appreciation (depreciation) on:
Investments in securities	8,806,488
Foreign currency translations	(3,297)

Net change in unrealized appreciation (depreciation)	8,803,191

NET REALIZED AND UNREALIZED GAIN (LOSS)	15,513,494

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$16,448,861

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT GAMCO MERGERS & ACQUISITIONS PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31, 2020
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$935,367	$(181,346)
Net realized gain (loss)	6,710,303	(6,341,391)
Net change in unrealized appreciation (depreciation)	8,803,191	2,633,938

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	16,448,861	(3,888,799)

Distributions to shareholders:
Class IA	—	(16,460)
Class IB	—	(272,806)
Class K	—	(97,884)

Total distributions to shareholders	—	(387,150)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 49,751 and 58,138 shares, respectively ]	628,462	646,019
Capital shares issued in reinvestment of dividends and distributions [ 0 and 1,393 shares, respectively ]	—	16,460
Capital shares repurchased [ (74,073) and (195,614) shares, respectively ]	(936,837)	(2,142,470)

Total Class IA transactions	(308,375)	(1,479,991)

Class IB
Capital shares sold [ 405,816 and 840,530 shares, respectively ]	5,127,636	9,238,194
Capital shares issued in reinvestment of dividends and distributions [ 0 and 23,219 shares, respectively ]	—	272,806
Capital shares repurchased [ (1,253,575) and (2,103,383) shares, respectively ]	(15,681,378)	(22,986,170)

Total Class IB transactions	(10,553,742)	(13,475,170)

Class K
Capital shares sold [ 170,241 and 919,961 shares, respectively ]	2,128,765	10,258,112
Capital shares issued in reinvestment of dividends and distributions [ 0 and 8,196 shares, respectively ]	—	97,884
Capital shares repurchased [ (135,264) and (551,369) shares, respectively ]	(1,741,264)	(6,024,479)

Total Class K transactions	387,501	4,331,517

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(10,474,616)	(10,623,644)

TOTAL INCREASE (DECREASE) IN NET ASSETS	5,974,245	(14,899,593)
NET ASSETS:
Beginning of period	197,516,585	212,416,178

End of period	$203,490,830	$197,516,585

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT GAMCO MERGERS & ACQUISITIONS PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31,
Class IA			2020		2019		2018		2017		2016
Net asset value, beginning of period	$11.95		$12.13		$11.84		$13.00		$12.95		$12.65

Income (loss) from investment operations:
Net investment income (loss) (e)	0.06		(0.01	)######	0.48	#####	0.17	##	0.01	####	0.01	###
Net realized and unrealized gain (loss)	0.95		(0.15)		0.53		(0.79)		0.77		0.96

Total from investment operations	1.01		(0.16)		1.01		(0.62)		0.78		0.97

Less distributions:
Dividends from net investment income	—		(0.02)		(0.51)		(0.19)		—	#	—	#
Distributions from net realized gains	—		—		(0.04)		(0.35)		(0.73)		(0.67)
Return of capital	—		—		(0.17)		—		—		—

Total dividends and distributions	—		(0.02)		(0.72)		(0.54)		(0.73)		(0.67)

Net asset value, end of period	$12.96		$11.95		$12.13		$11.84		$13.00		$12.95

Total return (b)	8.45%		(1.32)%		8.62%		(4.85)%		6.14	%(gg)	7.69	%(dd)

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$10,380		$9,860		$11,656		$11,854		$13,541		$14,951
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	1.25%		1.31%		1.31%		1.31%		1.32%		1.33%
Before waivers and reimbursements (a)(f)	1.31%		1.32%		1.31%		1.31%		1.32%		1.33%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	0.89%		(0.12	)%(bb)	3.89	%(hh)	1.33	%(aa)	0.07	%(ff)	0.04	%(ee)
Before waivers and reimbursements (a)(f)	0.83%		(0.13	)%(bb)	3.89	%(hh)	1.33	%(aa)	0.07	%(ff)	0.04	%(ee)
Portfolio turnover rate^	88	%(z)	213%		184%		175%		138%		198%

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT GAMCO MERGERS & ACQUISITIONS PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31,
Class IB			2020		2019		2018		2017		2016
Net asset value, beginning of period	$11.88		$12.06		$11.77		$12.93		$12.88		$12.59

Income (loss) from investment operations:
Net investment income (loss) (e)	0.06		(0.01	)######	0.49	#####	0.17	##	0.01	####	0.01	###
Net realized and unrealized gain (loss)	0.94		(0.15)		0.52		(0.79)		0.77		0.95

Total from investment operations	1.00		(0.16)		1.01		(0.62)		0.78		0.96

Less distributions:
Dividends from net investment income	—		(0.02)		(0.51)		(0.19)		—	#	—	#
Distributions from net realized gains	—		—		(0.04)		(0.35)		(0.73)		(0.67)
Return of capital	—		—		(0.17)		—		—		—

Total dividends and distributions	—		(0.02)		(0.72)		(0.54)		(0.73)		(0.67)

Net asset value, end of period	$12.88		$11.88		$12.06		$11.77		$12.93		$12.88

Total return (b)	8.42%		(1.33)%		8.67%		(4.88)%		6.17	%(gg)	7.65	%(dd)

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$165,376		$162,540		$179,897		$181,045		$205,054		$210,957
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	1.25%		1.31%		1.31%		1.31%		1.32%		1.33%
Before waivers and reimbursements (a)(f)	1.31%		1.32%		1.31%		1.31%		1.32%		1.33%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	0.90%		(0.12	)%(bb)	3.96	%(hh)	1.35	%(aa)	0.07	%(ff)	0.05	%(ee)
Before waivers and reimbursements (a)(f)	0.84%		(0.14	)%(bb)	3.96	%(hh)	1.35	%(aa)	0.07	%(ff)	0.05	%(ee)
Portfolio turnover rate^	88	%(z)	213%		184%		175%		138%		198%

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT GAMCO MERGERS & ACQUISITIONS PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31,
Class K			2020		2019		2018		2017		2016
Net asset value, beginning of period	$12.08		$12.25		$11.95		$13.12		$13.06		$12.75

Income (loss) from investment operations:
Net investment income (loss) (e)	0.07		0.01	######	0.54	#####	0.21	##	0.04	####	0.04	###
Net realized and unrealized gain (loss)	0.97		(0.13)		0.52		(0.81)		0.79		0.97

Total from investment operations	1.04		(0.12)		1.06		(0.60)		0.83		1.01

Less distributions:
Dividends from net investment income	—		(0.05)		(0.54)		(0.22)		(0.04)		(0.03)
Distributions from net realized gains	—		—		(0.04)		(0.35)		(0.73)		(0.67)
Return of capital	—		—		(0.18)		—		—		—

Total dividends and distributions	—		(0.05)		(0.76)		(0.57)		(0.77)		(0.70)

Net asset value, end of period	$13.12		$12.08		$12.25		$11.95		$13.12		$13.06

Total return (b)	8.61%		(1.00)%		8.89%		(4.64)%		6.42	%(gg)	7.98	%(dd)

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$27,735		$25,116		$20,863		$19,942		$20,653		$22,410
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	1.00%		1.05%		1.06%		1.05%		1.07%		1.08%
Before waivers and reimbursements (a)(f)	1.06%		1.07%		1.06%		1.05%		1.07%		1.08%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	1.13%		0.10	%(bb)	4.29	%(hh)	1.58	%(aa)	0.32	%(ff)	0.30	%(ee)
Before waivers and reimbursements (a)(f)	1.07%		0.08	%(bb)	4.29	%(hh)	1.58	%(aa)	0.32	%(ff)	0.30	%(ee)
Portfolio turnover rate^	88	%(z)	213%		184%		175%		138%		198%
#	Per share amount is less than $0.005.
##	Includes income resulting from a special dividend. Without this dividend, the per share income amounts would be $0.07, $0.07 and $0.11 for Class IA, Class IB and Class K, respectively.
###	Includes income resulting from a special dividend. Without this dividend, the per share income amounts would be $(0.01), $(0.01) and $0.02 for Class IA, Class IB and Class K, respectively.
####	Includes income resulting from a special dividend. Without this dividend, the per share income amounts would be $(0.01), $(0.01) and $0.03 for Class IA, Class IB and Class K, respectively.
#####	Includes income resulting from a special dividend. Without this dividend, the per share income amounts would be $0.04, $0.05 and $0.09 for Class IA, Class IB and Class K, respectively.
######	Includes income resulting from a special dividend. Without this dividend, the per share income amounts would be $(0.05), $(0.05) and $(0.03) for Class IA, Class IB and Class K, respectively.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(z)	Portfolio turnover rate for periods less than one year is not annualized.
(aa)	Includes income resulting from a special dividend. Without this dividend, the ratios for each class would have been 0.77% lower.
(bb)	Includes income resulting from a special dividend. Without this dividend, the ratios for each class would have been 0.32% lower.
(dd)	Includes income resulting from a litigation payment. Without this income, the total return would have been 7.44% for Class IA, 7.40% for Class IB and 7.73% for Class K.
(ee)	Includes income resulting from a special dividend. Without this dividend, the ratios would have been 0.15%, 0.15% and 0.16% lower for Class IA, IB and Class K, respectively.
(ff)	Includes income resulting from a special dividend. Without this dividend, the ratios for each class would have been 0.12% lower.
(gg)	Includes a litigation payment. Without this payment, the total return would have been 5.57% for Class IA, 5.60% for Class IB and 5.85% for Class K.
(hh)	Includes income resulting from a special dividend. Without this dividend, the ratios for each class would have been 3.56% lower.

See Notes to Financial Statements.

1290 VT GAMCO SMALL COMPANY VALUE PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2021	% of Net Assets
Industrials	42.1%
Consumer Discretionary	14.5
Communication Services	9.0
Materials	7.8
Health Care	5.3
Consumer Staples	4.9
Utilities	4.4
Financials	4.2
Information Technology	3.5
Real Estate	3.2
Energy	0.8
Repurchase Agreements	0.5
Investment Company	0.3
Cash and Other	(0.5)

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IA and Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2021 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/21	Ending Account Value 6/30/21	Expenses Paid During Period* 1/1/21 - 6/30/21
Class IA
Actual	$1,000.00	$1,166.60	$5.63
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.60	5.25
Class IB
Actual	1,000.00	1,166.60	5.63
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.60	5.25
Class K
Actual	1,000.00	1,168.00	4.29
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.84	4.00

* Expenses are equal to the Portfolio’s Class IA, Class IB and Class K shares annualized expense ratio of 1.05%, 1.05% and 0.80%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

1290 VT GAMCO SMALL COMPANY VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (9.0%)
Diversified Telecommunication Services (1.0%)
Cincinnati Bell, Inc.*	510,100	$7,865,742
Consolidated Communications Holdings, Inc.*	37,000	325,230
Iridium Communications, Inc.*	340,000	13,596,600
Liberty Global plc, Class A*	97,471	2,647,313
Liberty Global plc, Class C*	230,000	6,219,200
Liberty Latin America Ltd., Class A*	50,000	693,000
Liberty Latin America Ltd., Class C*	8,920	125,772
Verizon Communications, Inc.	90,000	5,042,700

		36,515,557

Entertainment (3.1%)
IMAX Corp.*	62,000	1,333,000
Liberty Media Corp.-Liberty Braves, Class A*	300,000	8,466,000
Liberty Media Corp.-Liberty Braves, Class C*	161,000	4,470,970
Live Nation Entertainment, Inc.*	311,000	27,240,490
Madison Square Garden Entertainment Corp.*	174,000	14,610,780
Madison Square Garden Sports Corp., Class A*	177,000	30,544,890
Marcus Corp. (The) (x)*	521,000	11,050,410
Reading International, Inc., Class A*	125,000	871,250
Reading International, Inc., Class B*	12,015	282,112
Take-Two Interactive Software, Inc.*	58,500	10,355,670
World Wrestling Entertainment, Inc., Class A	29,000	1,678,810

		110,904,382

Interactive Media & Services (0.0%)
Cars.com, Inc.*	22,000	315,260

Media (4.2%)
AMC Networks, Inc., Class A*	47,500	3,173,000
Beasley Broadcast Group, Inc., Class A*‡	545,000	1,575,050
Clear Channel Outdoor Holdings, Inc.*	1,100,000	2,904,000
Corus Entertainment, Inc., Class B	345,000	1,770,087
Discovery, Inc., Class A (x)*	11,500	352,820
Discovery, Inc., Class C*	35,000	1,014,300
DISH Network Corp., Class A*	18,974	793,113
EW Scripps Co. (The), Class A	2,082,000	42,451,980
Gray Television, Inc.	319,300	7,471,620
Gray Television, Inc., Class A	39,002	830,353
Grupo Televisa SAB (ADR)	90,000	1,285,200
Interpublic Group of Cos., Inc. (The)	773,500	25,131,015
Loral Space & Communications, Inc.	225,000	8,741,250
Meredith Corp.*	204,000	8,861,760
MSG Networks, Inc., Class A(x)*	675,000	9,841,500
Nexstar Media Group, Inc., Class A	35,000	5,175,800
Salem Media Group, Inc. (x)*	210,000	535,500
Sinclair Broadcast Group, Inc., Class A	455,323	15,125,830
Sirius XM Holdings, Inc. (x)	1,000,000	6,540,000
Townsquare Media, Inc., Class A*	157,000	2,001,750
WideOpenWest, Inc.*	305,000	6,316,550

		151,892,478

Wireless Telecommunication Services (0.7%)
Gogo, Inc. (x)*	265,000	3,015,700
Rogers Communications, Inc., Class B (x)	200,000	10,628,000
Shenandoah Telecommunications Co.	110,000	5,336,100
Telephone and Data Systems, Inc.	88,000	1,994,080
United States Cellular Corp.*	95,000	3,449,450
VEON Ltd. (ADR)*	700,000	1,281,000

		25,704,330

Total Communication Services		325,332,007

Consumer Discretionary (14.4%)
Auto Components (3.2%)
BorgWarner, Inc.	246,000	11,940,840
Brembo SpA	1,000,000	12,663,810
Dana, Inc.	1,185,035	28,156,431
Garrett Motion, Inc. (x)*	305,000	2,433,900
Garrett Motion, Inc. Series A (r)*	135,916	1,110,434
Gentex Corp.	190,000	6,287,100
Modine Manufacturing Co.*	1,018,000	16,888,620
Standard Motor Products, Inc.	210,800	9,138,180
Stoneridge, Inc.*	235,000	6,932,500
Strattec Security Corp.*‡	218,000	9,692,280
Superior Industries International, Inc.*	90,000	775,800
Tenneco, Inc., Class A*	405,000	7,824,600

		113,844,495

Automobiles (0.2%)
Thor Industries, Inc.	4,000	452,000
Winnebago Industries, Inc.	100,000	6,796,000

		7,248,000

Distributors (0.1%)
Uni-Select, Inc.*	231,000	3,058,011

Diversified Consumer Services (0.0%)
Universal Technical Institute, Inc.*	198,000	1,285,020

Hotels, Restaurants & Leisure (4.2%)
Biglari Holdings, Inc., Class A*‡	12,500	9,737,500
Biglari Holdings, Inc., Class B*	6,000	956,820
Boyd Gaming Corp.*	1,040,000	63,949,600
Canterbury Park Holding Corp. (x)*‡	326,597	4,892,423
Cheesecake Factory, Inc. (The)*	130,000	7,043,400
Churchill Downs, Inc.	111,000	22,006,860
Cracker Barrel Old Country Store, Inc.	6,000	890,760

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT GAMCO SMALL COMPANY VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Denny’s Corp.*	385,080	$6,349,969
Dover Motorsports, Inc.	700,012	1,575,027
Full House Resorts, Inc.*	443,000	4,403,420
GAN Ltd. (x)*	46,000	756,240
Golden Entertainment, Inc.*	175,000	7,840,000
International Game Technology plc (x)*	80,000	1,916,800
Las Vegas Sands Corp.*	88,500	4,663,065
Nathan’s Famous, Inc.	184,000	13,122,880
Rock Field Co. Ltd. (x)	225,000	2,989,334

		153,094,098

Household Durables (2.3%)
Bassett Furniture Industries, Inc.	365,000	8,887,750
Cavco Industries, Inc.*	159,000	35,328,210
Ethan Allen Interiors, Inc.	23,000	634,800
Hunter Douglas NV*	20,300	2,214,507
La-Z-Boy, Inc.	280,000	10,371,200
Lennar Corp., Class B	105,000	8,552,250
Lifetime Brands, Inc.	11,000	164,670
Nobility Homes, Inc.	156,800	5,644,800
Skyline Champion Corp.*	197,000	10,500,100

		82,298,287

Internet & Direct Marketing Retail (0.6%)
1-800-Flowers.com, Inc., Class A*	530,000	16,891,100
Lands’ End, Inc.*	80,000	3,284,000
Stamps.com, Inc.*	10,000	2,002,900

		22,178,000

Leisure Products (0.3%)
Brunswick Corp.	57,000	5,678,340
Marine Products Corp.	260,000	4,014,400
Universal Entertainment Corp.*	55,000	1,219,857

		10,912,597

Specialty Retail (3.2%)
Aaron’s Co., Inc. (The)	68,000	2,175,320
AutoNation, Inc.*	410,000	38,872,100
Big 5 Sporting Goods Corp. (x)	62,000	1,592,160
Bowlin Travel Centers, Inc.*	76,500	244,800
Monro, Inc.	60,000	3,810,600
O’Reilly Automotive, Inc.*	10,000	5,662,100
Penske Automotive Group, Inc.	455,000	34,347,950
Pets at Home Group plc	260,000	1,640,040
Sally Beauty Holdings, Inc.*	564,000	12,447,480
Tractor Supply Co.	72,000	13,396,320

		114,188,870

Textiles, Apparel & Luxury Goods (0.3%)
Hanesbrands, Inc.	150,000	2,800,500
Movado Group, Inc.	223,400	7,030,398
Wolverine World Wide, Inc.	53,500	1,799,740

		11,630,638

Total Consumer Discretionary		519,738,016

Consumer Staples (4.9%)
Beverages (0.9%)
Boston Beer Co., Inc. (The), Class A*	5,800	5,920,640
Brown-Forman Corp., Class A	87,000	6,133,500
Crimson Wine Group Ltd.*	368,000	3,363,520
Davide Campari-Milano NV	450,000	6,026,871
Primo Water Corp.	710,000	11,878,300

		33,322,831

Food & Staples Retailing (1.4%)
Casey’s General Stores, Inc.	19,000	3,698,160
Ingles Markets, Inc., Class A‡	676,500	39,419,655
Village Super Market, Inc., Class A	127,000	2,985,770
Weis Markets, Inc.	64,000	3,306,240

		49,409,825

Food Products (1.2%)
Calavo Growers, Inc.	58,500	3,710,070
Farmer Bros Co.*	415,000	5,266,350
Flowers Foods, Inc.	60,000	1,452,000
Hain Celestial Group, Inc. (The)*	135,000	5,416,200
Ingredion, Inc.	19,500	1,764,750
J & J Snack Foods Corp.	45,000	7,848,450
John B Sanfilippo & Son, Inc.	17,000	1,505,690
Landec Corp.*	40,000	450,000
Lifeway Foods, Inc. (x)*	30,000	155,400
Limoneira Co.	45,827	804,264
Maple Leaf Foods, Inc.	120,000	2,490,803
Post Holdings, Inc.*	100,000	10,847,000
Tootsie Roll Industries, Inc. (x)	90,000	3,051,900

		44,762,877

Household Products (1.1%)
Church & Dwight Co., Inc.	100,000	8,522,000
Energizer Holdings, Inc.	150,000	6,447,000
Oil-Dri Corp. of America‡	421,000	14,389,780
WD-40 Co.	40,000	10,251,600

		39,610,380

Personal Products (0.3%)
BellRing Brands, Inc., Class A*	27,000	846,180
Edgewell Personal Care Co.	132,000	5,794,800
United-Guardian, Inc.	140,000	2,098,600

		8,739,580

Total Consumer Staples		175,845,493

Energy (0.8%)
Energy Equipment & Services (0.5%)
Dril-Quip, Inc.*	254,500	8,609,735
KLX Energy Services Holdings, Inc. (x)*	16,000	152,800
Oceaneering International, Inc.*	135,000	2,101,950
RPC, Inc.*	1,424,000	7,048,800

		17,913,285

Oil, Gas & Consumable Fuels (0.3%)
CNX Resources Corp.*	190,000	2,595,400
Navigator Holdings Ltd.*	220,000	2,409,000
ONEOK, Inc.	138,000	7,678,320

		12,682,720

Total Energy		30,596,005

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT GAMCO SMALL COMPANY VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Financials (4.2%)
Banks (2.2%)
Ameris Bancorp	37,000	$1,873,310
Atlantic Capital Bancshares, Inc.*	54,000	1,374,840
Atlantic Union Bankshares Corp.	12,000	434,640
Boston Private Financial Holdings, Inc.	440,000	6,490,000
Cadence Bancorp	54,000	1,127,520
Century Bancorp, Inc., Class A	6,500	741,000
Colony Bankcorp, Inc.	12,000	214,320
Eagle Bancorp, Inc.	62,000	3,476,960
FB Financial Corp.	12,000	447,840
First Bancorp (Nasdaq Stock Exchange)	10,000	409,100
First Bancorp (Quotrix Stock Exchange)	84,000	1,001,280
First Busey Corp.	28,500	702,810
First Horizon Corp.	68,000	1,175,040
Flushing Financial Corp.	610,000	13,072,300
FNB Corp.	46,000	567,180
Hope Bancorp, Inc.	570,000	8,082,600
Huntington Bancshares, Inc.	250,000	3,567,500
OceanFirst Financial Corp.	61,500	1,281,660
Primis Financial Corp.	11,000	167,860
Renasant Corp.	10,000	400,000
Sandy Spring Bancorp, Inc.	58,000	2,559,540
Seacoast Banking Corp. of Florida	37,000	1,263,550
ServisFirst Bancshares, Inc.	26,000	1,767,480
South State Corp.	12,000	981,120
Southern First Bancshares, Inc.*	11,000	562,760
Sterling Bancorp	746,000	18,493,340
Synovus Financial Corp.	75,000	3,291,000
Thomasville Bancshares, Inc.	15,960	1,085,280
Towne Bank	11,000	334,620
Trustmark Corp.	12,000	369,600
United Community Banks, Inc.	23,000	736,230

		78,052,280

Capital Markets (1.7%)
BKF Capital Group, Inc.*	13,000	156,000
Charles Schwab Corp. (The)	85,000	6,188,850
Cohen & Steers, Inc.	295,000	24,216,550
Federated Hermes, Inc., Class B	80,000	2,712,800
GAM Holding AG*	470,000	1,021,021
Janus Henderson Group plc	254,500	9,877,145
KKR & Co., Inc., Class A	154,000	9,122,960
PJT Partners, Inc., Class A	90,000	6,424,200
Pzena Investment Management, Inc., Class A	80,000	880,800
Wright Investors’ Service Holdings, Inc.*	135,000	33,210

		60,633,536

Consumer Finance (0.2%)
Medallion Financial Corp.*	175,000	1,550,500
PROG Holdings, Inc.	150,000	7,219,500

		8,770,000

Insurance (0.1%)
Alleghany Corp.*	3,000	2,001,210
Argo Group International Holdings Ltd.	70,000	3,628,100

		5,629,310

Thrifts & Mortgage Finance (0.0%)
Capitol Federal Financial, Inc.	34,000	400,520
Crazy Woman Creek Bancorp, Inc.	14,000	315,000

		715,520

Total Financials		153,800,646

Health Care (5.3%)
Biotechnology (0.1%)
Invitae Corp. (x)*	68,000	2,293,640
OPKO Health, Inc. (x)*	200,000	810,000

		3,103,640

Health Care Equipment & Supplies (4.4%)
Align Technology, Inc.*	300	183,300
Biolase, Inc.*	1	1
Cardiovascular Systems, Inc.*	35,000	1,492,750
CONMED Corp.	58,000	7,970,940
Cooper Cos., Inc. (The)	14,700	5,825,169
Cutera, Inc.*	725,000	35,546,750
Dexcom, Inc.*	13,000	5,551,000
Heska Corp.*	23,000	5,283,790
ICU Medical, Inc.*	25,000	5,145,000
IntriCon Corp.*	190,000	4,271,200
Masimo Corp.*	89,500	21,699,275
Meridian Bioscience, Inc.*	190,000	4,214,200
Neogen Corp.*	40,000	1,841,600
Neuronetics, Inc. (x)*	30,000	480,600
NuVasive, Inc.*	150,000	10,167,000
Orthofix Medical, Inc.*	64,000	2,567,040
Quidel Corp.*	183,000	23,445,960
STERIS plc	93,000	19,185,900
Surmodics, Inc.*	55,000	2,983,750

		157,855,225

Health Care Providers & Services (0.4%)
Chemed Corp.	2,500	1,186,250
Covetrus, Inc.*	30,000	810,000
Henry Schein, Inc.*	20,000	1,483,800
Patterson Cos., Inc.	344,000	10,454,160

		13,934,210

Health Care Technology (0.1%)
Evolent Health, Inc., Class A*	85,000	1,795,200
Teladoc Health, Inc. (x)*	10,000	1,662,900

		3,458,100

Life Sciences Tools & Services (0.3%)
Bio-Rad Laboratories, Inc., Class A*	20,000	12,885,800

Pharmaceuticals (0.0%)
Cassava Sciences, Inc.*	1	85

Total Health Care		191,237,060

Industrials (42.1%)
Aerospace & Defense (5.8%)
AAR Corp.*	93,500	3,623,125

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT GAMCO SMALL COMPANY VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Aerojet Rocketdyne Holdings, Inc.	1,512,000	$73,014,480
Astronics Corp.*	9,000	157,590
Astronics Corp., Class B (x)*	22,936	373,857
Curtiss-Wright Corp.	174,000	20,664,240
Ducommun, Inc.*	100,000	5,456,000
HEICO Corp.	120,900	16,855,878
HEICO Corp., Class A	3,000	372,540
Innovative Solutions and Support, Inc.	106,409	667,184
Kaman Corp.	997,000	50,248,800
Moog, Inc., Class A	67,000	5,632,020
Moog, Inc., Class B	32,321	2,716,903
Park Aerospace Corp.	678,500	10,109,650
Textron, Inc.	286,000	19,668,220

		209,560,487

Building Products (2.0%)
A O Smith Corp.	78,000	5,620,680
Armstrong Flooring, Inc.*	685,000	4,240,150
Fortune Brands Home & Security, Inc.	10,000	996,100
Gibraltar Industries, Inc.*	31,500	2,403,765
Griffon Corp.	2,025,000	51,900,750
Johnson Controls International plc	112,000	7,686,560

		72,848,005

Commercial Services & Supplies (4.9%)
ACCO Brands Corp.	155,000	1,337,650
Casella Waste Systems, Inc., Class A*	152,000	9,641,360
Covanta Holding Corp.	212,000	3,733,320
IAA, Inc.*	428,000	23,343,120
KAR Auction Services, Inc.*	480,000	8,424,000
Kimball International, Inc., Class B	130,000	1,709,500
Loomis AB	220,000	6,881,668
Matthews International Corp., Class A	520,000	18,699,200
Republic Services, Inc.	356,000	39,163,560
Rollins, Inc.	1,590,000	54,378,000
Team, Inc.*	1,257,000	8,421,900

		175,733,278

Construction & Engineering (0.2%)
Arcosa, Inc.	100,000	5,874,000
Granite Construction, Inc.	15,000	622,950
Valmont Industries, Inc.	10,000	2,360,500

		8,857,450

Electrical Equipment (2.2%)
Allied Motion Technologies, Inc.	49,588	1,712,274
AMETEK, Inc.	334,000	44,589,000
AZZ, Inc.	170,000	8,802,600
Rockwell Automation, Inc.	88,000	25,169,760
Vicor Corp.*	10,000	1,057,400

		81,331,034

Industrial Conglomerates (0.6%)
Raven Industries, Inc.	130,000	7,520,500
Roper Technologies, Inc.	26,500	12,460,300

		19,980,800

Machinery (19.1%)
Albany International Corp., Class A	38,000	3,391,880
Altra Industrial Motion Corp.	38,000	2,470,760
Astec Industries, Inc.	450,000	28,323,000
Chart Industries, Inc.*	136,200	19,928,784
CIRCOR International, Inc.*	650,000	21,190,000
CNH Industrial NV	2,690,000	44,976,800
Crane Co.	555,000	51,265,350
Donaldson Co., Inc.	211,000	13,404,830
Eastern Co. (The)	253,000	7,673,490
Enerpac Tool Group Corp.	30,000	798,600
EnPro Industries, Inc.	428,000	41,580,200
Federal Signal Corp.	585,000	23,534,550
Flowserve Corp.	104,000	4,193,280
Franklin Electric Co., Inc.	250,000	20,155,000
Gencor Industries, Inc.*	30,000	364,800
Gorman-Rupp Co. (The)	430,000	14,809,200
Graco, Inc.	442,000	33,459,400
Graham Corp.	40,000	550,400
Hyster-Yale Materials Handling, Inc.	102,138	7,454,031
IDEX Corp.	89,500	19,694,475
Interpump Group SpA	218,000	12,909,165
Kennametal, Inc.	206,000	7,399,520
L B Foster Co., Class A*	275,027	5,126,503
Lincoln Electric Holdings, Inc.	97,000	12,775,870
Lindsay Corp.	60,000	9,916,800
LS Starrett Co. (The), Class A*‡	460,000	4,296,400
Lydall, Inc.*	36,200	2,190,824
Manitowoc Co., Inc. (The)*	34,000	833,000
Middleby Corp. (The)*	4,800	831,648
Mueller Industries, Inc.	1,544,200	66,879,302
Mueller Water Products, Inc., Class A	1,415,000	20,404,300
Navistar International Corp.*	800,000	35,600,000
Nordson Corp.	40,000	8,780,400
Park-Ohio Holdings Corp.	530,000	17,034,200
Shyft Group, Inc. (The)	293,000	10,961,130
Standex International Corp.	81,291	7,715,329
Tennant Co.	323,343	25,818,939
Toro Co. (The)	48,000	5,274,240
Trinity Industries, Inc.	430,000	11,562,700
Twin Disc, Inc.*	450,000	6,403,500
Watts Water Technologies, Inc., Class A	320,000	46,691,200
Welbilt, Inc.*	80,000	1,852,000
Woodward, Inc.	87,000	10,690,560

		691,166,360

Trading Companies & Distributors (7.2%)
GATX Corp.	873,000	77,234,310
H&E Equipment Services, Inc.	22,000	731,940
Herc Holdings, Inc.*	1,222,001	136,949,541
Lawson Products, Inc.*	100,000	5,351,000
McGrath RentCorp	23,000	1,876,110
Rush Enterprises, Inc., Class B‡	747,000	28,490,580
Titan Machinery, Inc.*	60,000	1,856,400

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT GAMCO SMALL COMPANY VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
United Rentals, Inc.*	27,000	$8,613,270

		261,103,151

Transportation Infrastructure (0.1%)
Macquarie Infrastructure Corp.	90,000	3,444,300

Total Industrials		1,524,024,865

Information Technology (3.5%)
Communications Equipment (0.1%)
Communications Systems, Inc. (x)*	460,000	3,302,800
EchoStar Corp., Class A*	30,000	728,700

		4,031,500

Electronic Equipment, Instruments & Components (2.0%)
Badger Meter, Inc.	112,000	10,989,440
Bel Fuse, Inc., Class A (x)‡	165,500	2,369,960
CTS Corp.	1,000,000	37,160,000
Daktronics, Inc.*	136,000	896,240
Itron, Inc.*	65,000	6,498,700
Landis+Gyr Group AG*	14,000	977,465
Littelfuse, Inc.	56,000	14,268,240
Trans-Lux Corp.*	103,060	38,328

		73,198,373

IT Services (0.1%)
Alithya Group, Inc., Class A (x)*	750,000	2,107,500
MoneyGram International, Inc. (x)*	20,000	201,600
Steel Connect, Inc.*	840,000	1,680,000

		3,989,100

Software (0.7%)
A10 Networks, Inc.*	14,007	157,719
Fortinet, Inc.*	25,500	6,073,845
GTY Technology Holdings, Inc.*	185,000	1,315,350
Tyler Technologies, Inc.*	38,200	17,280,534

		24,827,448

Technology Hardware, Storage & Peripherals (0.6%)
Diebold Nixdorf, Inc.*	1,545,000	19,837,800
TransAct Technologies, Inc.*	80,000	1,098,400

		20,936,200

Total Information Technology		126,982,621

Materials (7.8%)
Chemicals (5.1%)
Ashland Global Holdings, Inc.	58,000	5,075,000
Core Molding Technologies, Inc.*	345,000	5,323,350
Element Solutions, Inc.	67,000	1,566,460
Ferro Corp.*	1,975,000	42,600,750
FMC Corp.	30,000	3,246,000
GCP Applied Technologies, Inc.*	660,000	15,351,600
Hawkins, Inc.	22,042	721,875
HB Fuller Co.	355,000	22,581,550
Huntsman Corp.	100,000	2,652,000
Livent Corp.*	48,000	929,280
Minerals Technologies, Inc.	197,000	15,497,990
NewMarket Corp.	15,000	4,829,700
Olin Corp.	128,000	5,921,280
Quaker Chemical Corp.	5,000	1,185,950
Scotts Miracle-Gro Co. (The)	74,000	14,202,080
Sensient Technologies Corp.	212,000	18,350,720
Takasago International Corp.	38,000	923,534
Tredegar Corp.	1,460,000	20,104,200
Valvoline, Inc.	163,000	5,290,980

		186,354,299

Containers & Packaging (1.6%)
Greif, Inc., Class A	212,030	12,838,417
Myers Industries, Inc.	1,616,000	33,936,000
Sonoco Products Co.	155,000	10,369,500

		57,143,917

Metals & Mining (1.1%)
Allegheny Technologies, Inc.*	520,000	10,842,000
Ampco-Pittsburgh Corp. (x)*	615,000	3,733,050
Barrick Gold Corp.	24,000	496,320
Haynes International, Inc.	12,000	424,560
Kinross Gold Corp. (x)	45,000	285,750
Materion Corp.	260,000	19,591,000
TimkenSteel Corp.*	220,000	3,113,000

		38,485,680

Total Materials		281,983,896

Real Estate (3.2%)
Equity Real Estate Investment Trusts (REITs) (2.0%)
Indus Realty Trust, Inc. (REIT)‡	347,400	22,806,810
Ryman Hospitality Properties, Inc. (REIT)*	605,000	47,770,800
Seritage Growth Properties (REIT), Class A (x)*	50,000	920,000

		71,497,610

Real Estate Management & Development (1.2%)
Capital Properties, Inc., Class A	68,504	952,206
Gyrodyne LLC*	4,004	53,653
St Joe Co. (The)	810,000	36,134,100
Tejon Ranch Co.*	428,000	6,509,880

		43,649,839

Total Real Estate		115,147,449

Utilities (4.4%)
Electric Utilities (1.8%)
Evergy, Inc.	150,000	9,064,500
Otter Tail Corp.	309,500	15,106,695
PNM Resources, Inc.	862,700	42,073,879

		66,245,074

Gas Utilities (1.2%)
Chesapeake Utilities Corp.	6,000	721,980
National Fuel Gas Co.	170,000	8,882,500
Northwest Natural Holding Co.	32,000	1,680,640
ONE Gas, Inc.	40,000	2,964,800
Southwest Gas Holdings, Inc.	421,000	27,865,990

		42,115,910

Independent Power and Renewable Electricity Producers (0.3%)
AES Corp. (The)	240,000	6,256,800
Ormat Technologies, Inc.	84,000	5,840,520

		12,097,320

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT GAMCO SMALL COMPANY VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Multi-Utilities (0.8%)
Black Hills Corp.	183,000	$12,010,290
NorthWestern Corp.	270,000	16,259,400

		28,269,690

Water Utilities (0.3%)
Cadiz, Inc. (x)*	10,000	136,000
SJW Group	105,000	6,646,500
York Water Co. (The)	43,500	1,970,550

		8,753,050

Total Utilities		157,481,044

Total Common Stocks (99.6%) (Cost $1,391,146,655)		3,602,169,102

CONVERTIBLE PREFERRED STOCK:
Consumer Discretionary (0.1%)
Auto Components (0.1%)
Garrett Motion, Inc. 11.000% (x)*	305,000	2,623,000

Total Convertible Preferred Stock (0.1%) (Cost $1,601,250)		2,623,000

PREFERRED STOCK:
Industrials (0.0%)
Industrial Conglomerates (0.0%)
Steel Partners Holdings LP 6.000%	92,500	2,163,575

Total Preferred Stock (0.0%) (Cost $2,187,192)		2,163,575

	Number of Rights	Value (Note 1)
RIGHTS:
Communication Services (0.0%)
Media (0.0%)
Media General, Inc., CVR (r)* (Cost $204,019)	877,500	—

	Number of Warrants	Value (Note 1)
WARRANTS:
Materials (0.0%)
Metals & Mining (0.0%)
Ampco-Pittsburgh Corp., expiring 8/1/25* (Cost $—)	532,000	478,800

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Company (0.3%)
BlackRock Liquidity FedFund, Institutional Shares (xx)	10,000,000	10,000,000

	Principal Amount	Value (Note 1)
Repurchase Agreements (0.5%)
Citigroup Global Markets, Inc., 0.07%, dated 6/30/21, due 7/1/21, repurchase price $5,662,432, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-5.000%, maturing 4/30/22-2/15/42; total market value $5,775,669. (xx)	$5,662,421	$5,662,421
Deutsche Bank AG, 0.17%, dated 6/30/21, due 7/1/21, repurchase price $300,001, collateralized by various Foreign Government Agency Securities, ranging from 0.125%-1.875%, maturing 2/12/22-2/15/23; total market value $306,011. (xx)	300,000	300,000
HSBC Bank plc, 0.10%, dated 6/30/21, due 7/1/21, repurchase price $1,100,003, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-6.125%, maturing 7/15/21-2/15/50; total market value $1,122,452. (xx)	1,100,000	1,100,000
HSBC Bank plc, 0.10%, dated 6/30/21, due 7/1/21, repurchase price $1,200,003, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-6.125%, maturing 7/15/21-2/15/50; total market value $1,224,493. (xx)	1,200,000	1,200,000
NBC Global Finance Ltd., 0.28%, dated 6/30/21, due 7/7/21, repurchase price $2,000,109, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 2.125%-3.875%, maturing 12/31/23-4/15/29; total market value $2,222,615. (xx)	2,000,000	2,000,000
Societe Generale SA, 0.20%, dated 6/30/21, due 7/1/21, repurchase price $10,000,056, collateralized by various Common Stocks; total market value $11,111,465. (xx)	10,000,000	10,000,000

Total Repurchase Agreements		20,262,421

Total Short-Term Investments (0.8%) (Cost $30,262,421)		30,262,421

Total Investments in Securities (100.5%) (Cost $1,425,401,537)		3,637,696,898
Other Assets Less Liabilities (-0.5%)		(19,791,776)

Net Assets (100%)		$3,617,905,122

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT GAMCO SMALL COMPANY VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

*	Non-income producing.
‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.
(r)	Value determined using significant unobservable inputs.
(x)	All or a portion of security is on loan at June 30, 2021.
(xx)

At June 30, 2021, the Portfolio had loaned securities with a total value of $33,053,896. This was collateralized by $3,528,730 of various U.S. Government Treasury Securities, ranging from 0.000% - 8.000%, maturing 7/8/21 - 5/15/51 and by cash of $30,262,421 which was subsequently invested in an investment company and joint repurchase agreements as detailed in the Notes to the Financial Statements.

Glossary:

ADR — American Depositary Receipt

CVR — Contingent Value Right

Investments in companies which were affiliates for the six months ended June 30, 2021, were as follows:

Security Description	Shares at June 30, 2021	Market Value December 31, 2020 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value June 30, 2021 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
COMMON STOCKS:
Communication Services
Media
Beasley Broadcast Group, Inc., Class A*	545,000	819,500	—	(14,749)	(5,838)	776,137	1,575,050	—	—
Consumer Discretionary
Auto Components
Strattec Security Corp.* **	218,000	9,931,232	886,443	(61,427)	18,490	(1,082,458)	9,692,280	—	—
Hotels, Restaurants & Leisure
Biglari Holdings, Inc., Class A*	12,500	7,312,500	—	—	—	2,425,000	9,737,500	—	—
Canterbury Park Holding Corp. (x)*	326,597	3,843,700	50,430	—	—	998,293	4,892,423	—	—
Consumer Staples
Food & Staples Retailing
Ingles Markets, Inc., Class A	676,500	33,018,839	—	(5,910,127)	3,379,042	8,931,901	39,419,655	244,060	—
Household Products
Oil-Dri Corp. of America	421,000	14,415,840	—	(74,599)	39,901	8,638	14,389,780	219,440	—
Industrials
Machinery
LS Starrett Co. (The), Class A*	460,000	1,780,784	236,758	—	—	2,278,858	4,296,400	—	—
Trading Companies & Distributors
Rush Enterprises, Inc., Class B	747,000	28,303,830	—	—	—	186,750	28,490,580	268,920	—
Information Technology
Electronic Equipment, Instruments & Components
Bel Fuse, Inc., Class A (x)	165,500	2,242,907	—	(38,346)	217	165,182	2,369,960	20,130	—
Real Estate
Equity Real Estate Investment Trusts (REITs)
Indus Realty Trust, Inc. (REIT) (a)	347,400	21,063,000	670,645	(17,449)	(880)	1,091,494	22,806,810	722,756	27

Total		122,732,132	1,844,276	(6,116,697)	3,430,932	15,779,795	137,670,438	1,475,306	27

**	Not affiliated at December 31, 2020.
(a)	Formerly known as Griffin Industrial Realty, Inc.

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT GAMCO SMALL COMPANY VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2021:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Communication Services	$325,049,895	$282,112	$—		$325,332,007
Consumer Discretionary	477,380,511	41,247,071	1,110,434		519,738,016
Consumer Staples	169,818,622	6,026,871	—		175,845,493
Energy	30,596,005	—	—		30,596,005
Financials	151,223,345	2,577,301	—		153,800,646
Health Care	191,237,060	—	—		191,237,060
Industrials	1,496,949,992	27,074,873	—		1,524,024,865
Information Technology	123,635,196	3,347,425	—		126,982,621
Materials	281,060,362	923,534	—		281,983,896
Real Estate	114,141,590	1,005,859	—		115,147,449
Utilities	157,481,044	—	—		157,481,044
Convertible Preferred Stock
Consumer Discretionary	2,623,000	—	—		2,623,000
Preferred Stock
Industrials	2,163,575	—	—		2,163,575
Rights
Communication Services	—	—	—	(a)	—	(a)
Short-Term Investments
Investment Company	10,000,000	—	—		10,000,000
Repurchase Agreements	—	20,262,421	—		20,262,421
Warrant
Materials	—	478,800	—		478,800

Total Assets	$3,533,360,197	$103,226,267	$1,110,434		$3,637,696,898

Total Liabilities	$—	$—	$—		$—

Total	$3,533,360,197	$103,226,267	$1,110,434		$3,637,696,898

(a) Value is zero.

The Portfolio held no derivatives contracts during the six months ended June 30, 2021.

Investment security transactions for the six months ended June 30, 2021 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$44,993,433
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$246,492,039

As of June 30, 2021, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,301,916,104
Aggregate gross unrealized depreciation	(94,301,782)

Net unrealized appreciation	$2,207,614,322

Federal income tax cost of investments in securities and derivative instruments, if applicable	$1,430,082,576

For the six months ended June 30, 2021, the Portfolio incurred approximately $2,116 as brokerage commissions with G. Research, an affiliated broker/dealer.

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT GAMCO SMALL COMPANY VALUE PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2021 (Unaudited)

ASSETS
Investments in Securities, at value (x)
Affiliated Issuers (Cost $58,636,971)	$137,670,438
Unaffiliated Issuers (Cost $1,346,502,145)	3,479,764,039
Repurchase Agreements (Cost $20,262,421)	20,262,421
Cash	10,386,704
Foreign cash (Cost $781,634)	814,696
Dividends, interest and other receivables	1,604,656
Receivable for securities sold	1,535,046
Receivable for Portfolio shares sold	303,808
Securities lending income receivable	9,982
Other assets	34,787

Total assets	3,652,386,577

LIABILITIES
Payable for return of collateral on securities loaned	30,262,421
Investment management fees payable	2,069,154
Payable for Portfolio shares redeemed	1,082,518
Distribution fees payable – Class IB	597,932
Administrative fees payable	276,458
Distribution fees payable – Class IA	51,334
Payable for securities purchased	50,705
Accrued expenses	90,933

Total liabilities	34,481,455

NET ASSETS	$3,617,905,122

Net assets were comprised of:
Paid in capital	$1,231,815,689
Total distributable earnings (loss)	2,386,089,433

Net assets	$3,617,905,122

Class IA
Net asset value, offering and redemption price per share, $245,639,880 / 3,313,382 shares outstanding (unlimited amount authorized: $0.01 par value)	$74.14

Class IB
Net asset value, offering and redemption price per share, $2,877,006,358 / 38,725,650 shares outstanding (unlimited amount authorized: $0.01 par value)	$74.29

Class K
Net asset value, offering and redemption price per share, $495,258,884 / 6,669,921 shares outstanding (unlimited amount authorized: $0.01 par value)	$74.25

(x)	Includes value of securities on loan of $33,053,896.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2021 (Unaudited)

INVESTMENT INCOME
Dividends ($1,475,306 of dividend income received from affiliates) (net of $173,341 foreign withholding tax)	$28,716,559
Securities lending (net)	82,957

Total income	28,799,516

EXPENSES
Investment management fees	12,195,749
Distribution fees – Class IB	3,498,976
Administrative fees	1,638,152
Distribution fees – Class IA	303,779
Printing and mailing expenses	108,578
Professional fees	78,097
Custodian fees	49,495
Trustees’ fees	44,296
Miscellaneous	26,587

Total expenses	17,943,709

NET INVESTMENT INCOME (LOSS)	10,855,807

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities ( $3,430,932 realized gain (loss) from affiliates)	127,018,206
Net distributions of realized gain received from underlying funds (All realized gains received from affiliates)	27
Foreign currency transactions	(207,323)

Net realized gain (loss)	126,810,910

Change in unrealized appreciation (depreciation) on:
Investments in securities ($15,779,795 of change in unrealized appreciation (depreciation) from affiliates)	399,162,872
Foreign currency translations	(35,796)

Net change in unrealized appreciation (depreciation)	399,127,076

NET REALIZED AND UNREALIZED GAIN (LOSS)	525,937,986

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$536,793,793

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT GAMCO SMALL COMPANY VALUE PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31, 2020
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$10,855,807	$16,203,528
Net realized gain (loss)	126,810,910	94,406,432
Net change in unrealized appreciation (depreciation)	399,127,076	185,856,503

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	536,793,793	296,466,463

Distributions to shareholders:
Class IA	—	(6,317,668)
Class IB	—	(71,150,482)
Class K	—	(15,288,138)

Total distributions to shareholders	—	(92,756,288)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 74,569 and 142,843 shares, respectively ]	5,460,212	7,171,412
Capital shares issued in reinvestment of dividends and distributions [ 0 and 105,612 shares, respectively ]	—	6,317,668
Capital shares repurchased [ (324,134) and (610,715) shares, respectively ]	(23,196,327)	(31,677,453)

Total Class IA transactions	(17,736,115)	(18,188,373)

Class IB
Capital shares sold [ 611,719 and 2,219,855 shares, respectively ]	44,111,462	110,718,792
Capital shares issued in reinvestment of dividends and distributions [ 0 and 1,186,375 shares, respectively ]	—	71,150,482
Capital shares repurchased [ (2,261,153) and (4,093,407) shares, respectively ]	(160,769,313)	(219,082,531)

Total Class IB transactions	(116,657,851)	(37,213,257)

Class K
Capital shares sold [ 217,879 and 3,078,341 shares, respectively ]	15,624,156	144,910,299
Capital shares issued in reinvestment of dividends and distributions [ 0 and 255,637 shares, respectively ]	—	15,288,138
Capital shares repurchased [ (1,424,993) and (4,362,459) shares, respectively ]	(98,552,061)	(236,679,931)

Total Class IK transactions	(82,927,905)	(76,481,494)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(217,321,871)	(131,883,124)

TOTAL INCREASE (DECREASE) IN NET ASSETS	319,471,922	71,827,051
NET ASSETS:
Beginning of period	3,298,433,200	3,226,606,149

End of period	$3,617,905,122	$3,298,433,200

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT GAMCO SMALL COMPANY VALUE PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31,
Class IA			2020		2019	2018		2017		2016
Net asset value, beginning of period	$63.55		$59.78		$50.02	$62.82		$58.54		$49.26

Income (loss) from investment operations:
Net investment income (loss) (e)	0.20		0.28	####	0.33 ###	0.35	##	0.37	#####	0.23
Net realized and unrealized gain (loss)	10.39		5.28		11.33	(9.97)		8.84		11.23

Total from investment operations	10.59		5.56		11.66	(9.62)		9.21		11.46

Less distributions:
Dividends from net investment income	—		(0.40)		(0.35)	(0.35)		(0.38)		(0.27)
Distributions from net realized gains	—		(1.39)		(1.55)	(2.83)		(4.55)		(1.91)

Total dividends and distributions	—		(1.79)		(1.90)	(3.18)		(4.93)		(2.18)

Net asset value, end of period	$74.14		$63.55		$59.78	$50.02		$62.82		$58.54

Total return (b)	16.66%		9.51%		23.35%	(15.57)%		16.08%		23.27%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$245,640		$226,426		$234,644	$207,870		$259,242		$229,444
Ratio of expenses to average net assets
After waivers (a)(f)	1.05%		1.07%		1.07%	1.07%		1.07%		1.08%
Before waivers (a)(f)	1.05%		1.07%		1.07%	1.07%		1.07%		1.08%
Ratio of net investment income (loss) to average net assets
After waivers (a)(f)	0.58%		0.53	(bb)	0.57 (cc)	0.57	%(aa)	0.61	%(ee)	0.45%
Before waivers (a)(f)	0.58%		0.53	(bb)	0.57 (cc)	0.57	%(aa)	0.61	%(ee)	0.45%
Portfolio turnover rate^	1	%(z)	5%		2%	6%		10%		5%

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT GAMCO SMALL COMPANY VALUE PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31,
Class IB			2020		2019	2018		2017		2016
Net asset value, beginning of period	$63.68		$59.90		$50.12	$62.94		$58.64		$49.34

Income (loss) from investment operations:
Net investment income (loss) (e)	0.20		0.29	#####	0.33 ###	0.35	##	0.37	#####	0.23
Net realized and unrealized gain (loss)	10.41		5.28		11.35	(9.99)		8.86		11.25

Total from investment operations	10.61		5.57		11.68	(9.64)		9.23		11.48

Less distributions:
Dividends from net investment income	—		(0.40)		(0.35)	(0.35)		(0.38)		(0.27)
Distributions from net realized gains	—		(1.39)		(1.55)	(2.83)		(4.55)		(1.91)

Total dividends and distributions	—		(1.79)		(1.90)	(3.18)		(4.93)		(2.18)

Net asset value, end of period	$74.29		$63.68		$59.90	$50.12		$62.94		$58.64

Total return (b)	16.66%		9.51%		23.35%	(15.57)%		16.09%		23.28%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$2,877,006		$2,571,252		$2,459,672	$2,079,297		$2,578,261		$2,327,234
Ratio of expenses to average net assets
After waivers (a)(f)	1.05%		1.07%		1.07%	1.07%		1.07%		1.08%
Before waivers (a)(f)	1.05%		1.07%		1.07%	1.07%		1.07%		1.08%
Ratio of net investment income (loss) to average net assets
After waivers (a)(f)	0.58%		0.54	(bb)	0.57 (cc)	0.57	%(aa)	0.61	%(ee)	0.44%
Before waivers (a)(f)	0.58%		0.54	(bb)	0.57 (cc)	0.57	%(aa)	0.61	%(ee)	0.44%
Portfolio turnover rate^	1	%(z)	5%		2%	6%		10%		5%

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT GAMCO SMALL COMPANY VALUE PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31,
Class K			2020		2019	2018		2017		2016
Net asset value, beginning of period	$63.57		$59.77		$50.01	$62.83		$58.53		$49.25

Income (loss) from investment operations:
Net investment income (loss) (e)	0.30		0.39	####	0.47 ###	0.51	##	0.53	######	0.36
Net realized and unrealized gain (loss)	10.38		5.33		11.33	(9.99)		8.85		11.25

Total from investment operations	10.68		5.72		11.80	(9.48)		9.38		11.61

Less distributions:
Dividends from net investment income	—		(0.53)		(0.49)	(0.51)		(0.53)		(0.42)
Distributions from net realized gains	—		(1.39)		(1.55)	(2.83)		(4.55)		(1.91)

Total dividends and distributions	—		(1.92)		(2.04)	(3.34)		(5.08)		(2.33)

Net asset value, end of period	$74.25		$63.57		$59.77	$50.01		$62.83		$58.53

Total return (b)	16.80%		9.78%		23.65%	(15.36)%		16.39%		23.59%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$495,259		$500,755		$532,290	$529,887		$631,932		$568,055
Ratio of expenses to average net assets
After waivers (a)(f)	0.80%		0.82%		0.82%	0.82%		0.82%		0.83%
Before waivers (a)(f)	0.80%		0.82%		0.82%	0.82%		0.82%		0.83%
Ratio of net investment income (loss) to average net assets
After waivers (a)(f)	0.83%		0.76	(bb)	0.82 (cc)	0.82	%(aa)	0.86	%(ee)	0.69%
Before waivers (a)(f)	0.83%		0.76	(bb)	0.82 (cc)	0.82	%(aa)	0.86	%(ee)	0.69%
Portfolio turnover rate^	1	%(z)	5%		2%	6%		10%		5%
##	Includes income resulting from a special dividend. Without this dividend, the per share income amounts would be $0.24, $0.24 and $0.40 for Class IA, Class IB and Class K, respectively.
###	Includes income resulting from a special dividend. Without this dividend, the per share income amounts would be $0.24, $0.24 and $0.39 for Class IA, Class IB and Class K, respectively.
####	Includes income resulting from a special dividend. Without this dividend, the per share income amounts would be $0.12, $0.12 and $0.23 for Class IA, Class IB and Class K, respectively.
######	Includes income resulting from a special dividend. Without this dividend, the per share income amounts would be $0.23, $0.23 and $0.38 for Class IA, Class IB and Class K, respectively.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(z)	Portfolio turnover rate for periods less than one year is not annualized.
(aa)	Includes income resulting from a special dividend. Without this dividend, the ratios for each class would have been 0.18% lower.
(bb)	Includes income resulting from a special dividend. Without this dividend, the ratios for each class would have been 0.31% lower.
(cc)	Includes income resulting from a special dividend. Without this dividend, the ratios for each class would have been 0.15% lower.
(ee)	Includes income resulting from a special dividend. Without this dividend, the ratios would have been 0.24%, 0.23% and 0.24% lower for Class IA, IB and Class K, respectively.

See Notes to Financial Statements.

1290 VT HIGH YIELD BOND PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2021	% of Net Assets
Industrials	13.9%
Consumer Discretionary	11.9
Communication Services	10.8
Investment Companies	10.5
Exchange Traded Funds	10.3
Information Technology	10.3
Energy	10.0
Financials	9.6
Materials	7.0
Health Care	6.1
Consumer Staples	3.7
Repurchase Agreements	2.4
Real Estate	2.3
Utilities	0.3
Cash and Other	(9.1)

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2021 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/21	Ending Account Value 6/30/21	Expenses Paid During Period* 1/1/21 - 6/30/21
Class IB
Actual	$1,000.00	$1,024.60	$5.02
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.84	5.01
Class K
Actual	1,000.00	1,026.70	3.77
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.08	3.76

* Expenses are equal to the Portfolio’s Class IB and Class K shares annualized expense ratio of 1.00% and 0.75%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

1290 VT HIGH YIELD BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2021 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Corporate Bonds (80.3%)
Communication Services (10.8%)
Diversified Telecommunication Services (3.4%)
Altice France SA
7.375%, 5/1/26§	$400,000	$415,972
CCO Holdings LLC
5.750%, 2/15/26§	208,000	214,201
5.500%, 5/1/26§	300,000	310,170
5.000%, 2/1/28§	225,000	235,516
4.750%, 3/1/30§	158,000	166,540
4.500%, 5/1/32	400,000	414,500
4.500%, 6/1/33§	314,000	319,495
Cincinnati Bell, Inc.
7.000%, 7/15/24§	655,000	672,194
Lumen Technologies, Inc.
5.125%, 12/15/26§	452,000	469,515
5.375%, 6/15/29§	486,000	493,946
Series G 6.875%, 1/15/28	375,000	419,299
Series W 6.750%, 12/1/23	178,000	197,398
Sprint Capital Corp.
8.750%, 3/15/32	250,000	379,375
Switch Ltd.
3.750%, 9/15/28§	200,000	202,000
4.125%, 6/15/29§	250,000	256,563
Virgin Media Finance plc
5.000%, 7/15/30§	400,000	404,000
Windstream Escrow LLC
7.750%, 8/15/28 (x)§	297,000	306,667
Zayo Group Holdings, Inc.
4.000%, 3/1/27§	948,000	939,108
6.125%, 3/1/28§	1,222,000	1,247,967

		8,064,426

Entertainment (1.8%)
Cinemark USA, Inc.
8.750%, 5/1/25§	225,000	245,812
5.250%, 7/15/28§	1,000,000	1,022,500
Lions Gate Capital Holdings LLC
5.500%, 4/15/29§	470,000	495,850
Live Nation Entertainment, Inc.
4.875%, 11/1/24§	376,000	380,700
5.625%, 3/15/26§	550,000	571,969
6.500%, 5/15/27§	557,000	618,159
4.750%, 10/15/27§	125,000	129,687
3.750%, 1/15/28§	250,000	250,575
Playtika Holding Corp.
4.250%, 3/15/29§	425,000	424,227

		4,139,479

Interactive Media & Services (0.1%)
Rackspace Technology Global, Inc.
5.375%, 12/1/28 (x)§	220,000	225,225

Media (4.9%)
CSC Holdings LLC
7.500%, 4/1/28§	450,000	491,625
5.750%, 1/15/30§	525,000	547,969
4.625%, 12/1/30§	975,000	956,582
Diamond Sports Group LLC
6.625%, 8/15/27§	758,000	371,420
DISH DBS Corp.
5.875%, 7/15/22	326,000	340,083
Gray Television, Inc.
4.750%, 10/15/30§	347,000	344,398
McGraw Hill LLC
8.000%, 11/30/24§	392,000	399,840
Meredith Corp.
6.875%, 2/1/26 (x)	475,000	495,187
Nexstar Broadcasting, Inc.
5.625%, 7/15/27§	1,103,000	1,173,316
4.750%, 11/1/28§	650,000	667,875
Outfront Media Capital LLC
5.000%, 8/15/27§	815,000	841,997
4.250%, 1/15/29§	100,000	100,500
4.625%, 3/15/30§	200,000	202,750
Sinclair Television Group, Inc.
5.500%, 3/1/30 (x)§	356,000	362,974
Sirius XM Radio, Inc.
4.625%, 7/15/24§	358,000	366,475
4.000%, 7/15/28§	575,000	591,422
TEGNA, Inc.
5.500%, 9/15/24§	35,000	35,700
4.750%, 3/15/26§	500,000	532,500
5.000%, 9/15/29	215,000	224,993
Univision Communications, Inc.
4.500%, 5/1/29§	236,000	237,770
Videotron Ltd.
3.625%, 6/15/29 (x)§	212,000	214,385
Virgin Media Vendor Financing Notes IV DAC
5.000%, 7/15/28§	200,000	204,000
Ziggo Bond Co. BV
6.000%, 1/15/27§	725,000	756,719
5.125%, 2/28/30§	200,000	204,500
Ziggo BV
5.500%, 1/15/27§	722,000	749,978

		11,414,958

Wireless Telecommunication Services (0.6%)
Sprint Corp.
7.875%, 9/15/23	260,000	294,730
7.625%, 3/1/26	198,000	242,550
Vmed O2 UK Financing I plc
4.250%, 1/31/31§	950,000	932,187

		1,469,467

Total Communication Services		25,313,555

Consumer Discretionary (11.2%)
Auto Components (0.4%)
Clarios Global LP
6.250%, 5/15/26§	113,000	120,345
Icahn Enterprises LP
6.375%, 12/15/25	216,000	222,480
4.375%, 2/1/29§	118,000	117,454
Real Hero Merger Sub 2, Inc.
6.250%, 2/1/29§	437,000	454,480

		914,759

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT HIGH YIELD BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Principal Amount	Value (Note 1)
Automobiles (0.4%)
Ford Motor Co.
9.000%, 4/22/25	$506,000	$623,832
9.625%, 4/22/30	218,000	312,285

		936,117

Distributors (1.0%)
Core & Main LP
6.125%, 8/15/25§	240,000	244,500
Performance Food Group, Inc.
5.500%, 6/1/24§	196,000	196,427
6.875%, 5/1/25§	784,000	837,900
5.500%, 10/15/27§	675,000	710,438
Univar Solutions USA, Inc.
5.125%, 12/1/27§	256,000	269,120

		2,258,385

Diversified Consumer Services (0.5%)
GEMS MENASA Cayman Ltd.
7.125%, 7/31/26§	200,000	206,600
Sotheby’s
7.375%, 10/15/27§	950,000	1,021,250

		1,227,850

Hotels, Restaurants & Leisure (4.4%)
1011778 BC ULC
4.250%, 5/15/24§	51,000	51,586
5.750%, 4/15/25§	268,000	283,748
3.875%, 1/15/28§	1,250,000	1,265,625
4.375%, 1/15/28§	125,000	126,969
4.000%, 10/15/30§	300,000	289,170
Boyd Gaming Corp.
4.750%, 6/15/31§	651,000	673,967
Caesars Entertainment, Inc.
6.250%, 7/1/25§	444,000	470,844
8.125%, 7/1/27 (x)§	275,000	305,168
Caesars Resort Collection LLC
5.750%, 7/1/25§	350,000	368,375
5.250%, 10/15/25§	700,000	707,000
Churchill Downs, Inc.
5.500%, 4/1/27§	298,000	310,079
Dave & Buster’s, Inc.
7.625%, 11/1/25§	397,000	427,271
Everi Holdings, Inc.
5.000%, 7/15/29§	338,000	346,450
Golden Entertainment, Inc.
7.625%, 4/15/26§	287,000	304,220
Hilton Domestic Operating Co., Inc.
5.750%, 5/1/28§	470,000	508,573
IRB Holding Corp.
7.000%, 6/15/25§	425,000	458,860
6.750%, 2/15/26§	437,000	452,841
Life Time, Inc.
5.750%, 1/15/26§	362,000	374,326
MajorDrive Holdings IV LLC
6.375%, 6/1/29§	230,000	228,850
Powdr Corp.
6.000%, 8/1/25§	104,000	109,200
Raptor Acquisition Corp.
4.875%, 11/1/26§	84,000	84,964
Speedway Motorsports LLC
4.875%, 11/1/27§	400,000	405,500
Station Casinos LLC
5.000%, 10/1/25§	396,000	401,940
4.500%, 2/15/28§	667,000	676,171
Vail Resorts, Inc.
6.250%, 5/15/25§	146,000	156,276
Wyndham Hotels & Resorts, Inc.
4.375%, 8/15/28§	443,000	457,951

		10,245,924

Household Durables (0.3%)
CD&R Smokey Buyer, Inc.
6.750%, 7/15/25§	347,000	371,942
Picasso Finance Sub, Inc.
6.125%, 6/15/25§	79,000	83,444
WASH Multifamily Acquisition, Inc.
5.750%, 4/15/26§	175,000	182,717
Williams Scotsman International, Inc.
4.625%, 8/15/28§	111,000	114,630

		752,733

Internet & Direct Marketing Retail (0.6%)
Getty Images, Inc.
9.750%, 3/1/27§	734,000	785,380
Photo Holdings Merger Sub, Inc.
8.500%, 10/1/26§	686,000	752,885

		1,538,265

Leisure Products (0.3%)
Mattel, Inc.
3.750%, 4/1/29§	202,000	210,080
Vista Outdoor, Inc.
4.500%, 3/15/29§	405,000	412,087

		622,167

Specialty Retail (3.1%)
Ambience Merger Sub, Inc.
7.125%, 7/15/29§	137,000	138,199
Asbury Automotive Group, Inc.
4.750%, 3/1/30	144,000	150,120
eG Global Finance plc
8.500%, 10/30/25§	572,000	604,890
Ken Garff Automotive LLC
4.875%, 9/15/28§	213,000	217,260
LBM Acquisition LLC
6.250%, 1/15/29§	983,000	990,569
LCM Investments Holdings II LLC
4.875%, 5/1/29§	518,000	530,950
LSF9 Atlantis Holdings LLC
7.750%, 2/15/26§	825,000	851,812
Park River Holdings, Inc.
6.750%, 8/1/29 (x)§	425,000	429,250
Rent-A-Center, Inc.
6.375%, 2/15/29§	775,000	827,312
Specialty Building Products Holdings LLC
6.375%, 9/30/26§	1,546,000	1,621,368
SRS Distribution, Inc.
4.625%, 7/1/28§	553,000	564,060

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT HIGH YIELD BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Principal Amount	Value (Note 1)
White Cap Buyer LLC
6.875%, 10/15/28§	$341,000	$362,739

		7,288,529

Textiles, Apparel & Luxury Goods (0.2%)
G-III Apparel Group Ltd.
7.875%, 8/15/25§	552,000	598,230

Total Consumer Discretionary		26,382,959

Consumer Staples (3.7%)
Beverages (0.2%)
Primo Water Holdings, Inc.
4.375%, 4/30/29§	287,000	286,283
Triton Water Holdings, Inc.
6.250%, 4/1/29§	256,000	256,960

		543,243

Food & Staples Retailing (0.7%)
United Natural Foods, Inc.
6.750%, 10/15/28§	187,000	200,557
US Foods, Inc.
6.250%, 4/15/25§	624,000	662,220
4.750%, 2/15/29§	830,000	846,600

		1,709,377

Food Products (2.2%)
B&G Foods, Inc.
5.250%, 4/1/25	265,000	271,294
Chobani LLC
4.625%, 11/15/28§	525,000	542,062
Kraft Heinz Foods Co.
6.875%, 1/26/39	296,000	425,352
4.375%, 6/1/46	372,000	421,692
Lamb Weston Holdings, Inc.
4.625%, 11/1/24§	61,000	62,952
4.875%, 11/1/26§	316,000	326,665
Pilgrim’s Pride Corp.
5.875%, 9/30/27§	200,000	212,500
Post Holdings, Inc.
5.750%, 3/1/27§	410,000	428,450
4.625%, 4/15/30§	165,000	167,475
4.500%, 9/15/31§	1,284,000	1,281,175
Sigma Holdco BV
7.875%, 5/15/26§	592,000	601,756
Simmons Foods, Inc.
4.625%, 3/1/29§	302,000	305,398

		5,046,771

Household Products (0.4%)
Central Garden & Pet Co.
4.125%, 10/15/30	182,000	185,526
Energizer Holdings, Inc.
4.750%, 6/15/28§	288,000	294,840
Spectrum Brands, Inc.
5.750%, 7/15/25	370,000	377,881
5.500%, 7/15/30§	48,000	51,780

		910,027

Personal Products (0.2%)
Prestige Brands, Inc.
3.750%, 4/1/31§	583,000	561,502

Total Consumer Staples		8,770,920

Energy (10.0%)
Energy Equipment & Services (0.1%)
Precision Drilling Corp.
7.125%, 1/15/26 (x)§	244,000	250,100

Oil, Gas & Consumable Fuels (9.9%)
Aethon United BR LP
8.250%, 2/15/26§	197,000	213,292
Antero Midstream Partners LP
7.875%, 5/15/26§	75,000	83,821
5.750%, 3/1/27§	375,000	389,062
5.750%, 1/15/28§	325,000	340,844
5.375%, 6/15/29§	250,000	260,625
Antero Resources Corp.
7.625%, 2/1/29§	106,000	117,395
Apache Corp.
4.875%, 11/15/27	150,000	162,120
Ascent Resources Utica Holdings LLC
7.000%, 11/1/26§	314,000	327,345
Blue Racer Midstream LLC
7.625%, 12/15/25§	121,000	130,983
6.625%, 7/15/26§	379,000	395,581
Buckeye Partners LP
4.125%, 3/1/25§	200,000	206,500
4.500%, 3/1/28§	325,000	332,657
5.850%, 11/15/43	175,000	172,812
5.600%, 10/15/44	150,000	144,375
Calumet Specialty Products Partners LP
11.000%, 4/15/25§	114,000	124,260
Chesapeake Energy Corp.
5.500%, 2/1/26§	125,000	131,875
5.875%, 2/1/29§	75,000	81,000
Colgate Energy Partners III LLC
5.875%, 7/1/29§	438,000	451,140
Comstock Resources, Inc.
6.750%, 3/1/29§	100,000	106,523
5.875%, 1/15/30§	200,000	203,500
CQP Holdco LP
5.500%, 6/15/31§	825,000	859,642
Crestwood Midstream Partners LP
5.625%, 5/1/27§	136,000	139,910
6.000%, 2/1/29§	338,000	354,055
CrownRock LP
5.625%, 10/15/25§	656,000	678,960
5.000%, 5/1/29§	150,000	156,570
Delek Logistics Partners LP
6.750%, 5/15/25	637,000	648,147
DT Midstream, Inc.
4.125%, 6/15/29§	275,000	279,216
4.375%, 6/15/31§	800,000	813,000
Encino Acquisition Partners Holdings LLC
8.500%, 5/1/28§	302,000	307,285
Endeavor Energy Resources LP
6.625%, 7/15/25§	65,000	69,550

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT HIGH YIELD BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Principal Amount	Value (Note 1)
Enviva Partners LP
6.500%, 1/15/26§	$400,000	$418,000
EQM Midstream Partners LP
4.750%, 1/15/31§	550,000	566,742
Genesis Energy LP
8.000%, 1/15/27	439,000	461,224
7.750%, 2/1/28	753,000	775,590
Hilcorp Energy I LP
6.250%, 11/1/28§	331,000	351,687
5.750%, 2/1/29§	291,000	302,640
6.000%, 2/1/31§	200,000	211,320
Holly Energy Partners LP
5.000%, 2/1/28§	735,000	754,294
Independence Energy Finance LLC
7.250%, 5/1/26§	262,000	275,422
MEG Energy Corp.
7.125%, 2/1/27§	425,000	452,585
5.875%, 2/1/29§	500,000	525,000
New Fortress Energy, Inc.
6.750%, 9/15/25§	900,000	923,625
NuStar Logistics LP
5.750%, 10/1/25	188,000	203,980
Occidental Petroleum Corp.
3.200%, 8/15/26	300,000	302,460
3.000%, 2/15/27	175,000	173,687
6.375%, 9/1/28	100,000	116,000
3.500%, 8/15/29	200,000	199,760
6.625%, 9/1/30	277,000	333,865
6.125%, 1/1/31	490,000	575,137
7.500%, 5/1/31	50,000	63,000
6.450%, 9/15/36	1,231,000	1,471,784
6.200%, 3/15/40	75,000	84,938
6.600%, 3/15/46	75,000	89,153
PBF Logistics LP
6.875%, 5/15/23 (x)	606,000	596,910
Rockies Express Pipeline LLC
4.950%, 7/15/29§	25,000	25,625
4.800%, 5/15/30§	625,000	625,000
Southwestern Energy Co.
7.750%, 10/1/27	245,000	265,213
Summit Midstream Holdings LLC
5.500%, 8/15/22	524,000	514,830
Sunoco LP
6.000%, 4/15/27	825,000	862,125
Tallgrass Energy Partners LP
6.000%, 12/31/30§	275,000	286,000
Targa Resources Partners LP
5.875%, 4/15/26	510,000	535,658
4.875%, 2/1/31§	492,000	532,590
Vine Energy Holdings LLC
6.750%, 4/15/29§	350,000	368,375
Western Midstream Operating LP
5.450%, 4/1/44	25,000	26,687
5.300%, 3/1/48	250,000	265,313

		23,218,264

Total Energy		23,468,364

Financials (8.9%)
Consumer Finance (2.8%)
Credit Acceptance Corp.
6.625%, 3/15/26 (x)	200,000	211,000
Curo Group Holdings Corp.
8.250%, 9/1/25§	504,000	523,530
Enova International, Inc.
8.500%, 9/1/24§	516,000	531,480
Ford Motor Credit Co. LLC
5.125%, 6/16/25	250,000	274,688
4.134%, 8/4/25	200,000	213,000
4.542%, 8/1/26	250,000	271,562
4.271%, 1/9/27	1,025,000	1,098,185
4.125%, 8/17/27	750,000	794,271
2.900%, 2/16/28	250,000	248,906
4.000%, 11/13/30	1,025,000	1,073,688
OneMain Finance Corp.
8.875%, 6/1/25	179,000	197,614
6.625%, 1/15/28	600,000	688,980
4.000%, 9/15/30	500,000	493,900

		6,620,804

Diversified Financial Services (1.1%)
MPH Acquisition Holdings LLC
5.750%, 11/1/28 (x)§	600,000	602,946
Oxford Finance LLC
6.375%, 12/15/22§	950,000	960,688
Shift4 Payments LLC
4.625%, 11/1/26§	325,000	338,406
Verscend Escrow Corp.
9.750%, 8/15/26§	707,000	745,001

		2,647,041

Insurance (3.1%)
Acrisure LLC
7.000%, 11/15/25§	1,775,000	1,810,500
Alliant Holdings Intermediate LLC
4.250%, 10/15/27§	550,000	558,244
6.750%, 10/15/27§	521,000	546,269
AssuredPartners, Inc.
7.000%, 8/15/25§	675,000	688,500
5.625%, 1/15/29§	630,000	630,000
HUB International Ltd.
7.000%, 5/1/26§	935,000	969,679
NFP Corp.
6.875%, 8/15/28§	1,877,000	1,977,889

		7,181,081

Mortgage Real Estate Investment Trusts (REITs) (0.1%)
Starwood Property Trust, Inc. (REIT)
5.500%, 11/1/23§	125,000	131,250

Thrifts & Mortgage Finance (1.8%)
Freedom Mortgage Corp.
8.250%, 4/15/25§	650,000	676,000
7.625%, 5/1/26§	160,000	166,560
6.625%, 1/15/27§	419,000	421,619
Home Point Capital, Inc.
5.000%, 2/1/26§	600,000	559,500
Nationstar Mortgage Holdings, Inc.
6.000%, 1/15/27§	220,000	227,458
5.500%, 8/15/28§	375,000	378,112
PHH Mortgage Corp.
7.875%, 3/15/26§	208,000	214,240
Provident Funding Associates LP
6.375%, 6/15/25§	900,000	912,375
Quicken Loans LLC
5.250%, 1/15/28§	375,000	392,344

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT HIGH YIELD BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Principal Amount	Value (Note 1)
United Wholesale Mortgage LLC
5.500%, 11/15/25§	$325,000	$336,547

		4,284,755

Total Financials		20,864,931

Health Care (5.2%)
Health Care Equipment & Supplies (0.2%)
Varex Imaging Corp.
7.875%, 10/15/27§	361,000	403,418

Health Care Providers & Services (2.9%)
Acadia Healthcare Co., Inc.
5.500%, 7/1/28§	400,000	427,500
5.000%, 4/15/29§	250,000	261,250
AdaptHealth LLC
6.125%, 8/1/28§	281,000	298,563
4.625%, 8/1/29§	171,000	172,710
Centene Corp.
5.375%, 6/1/26§	649,000	677,407
5.375%, 8/15/26§	438,000	458,257
2.450%, 7/15/28	250,000	253,375
Community Health Systems, Inc.
4.750%, 2/15/31§	425,000	424,469
DaVita, Inc.
3.750%, 2/15/31§	625,000	600,000
Encompass Health Corp.
5.750%, 9/15/25	275,000	282,563
HCA, Inc.
7.690%, 6/15/25	254,000	308,610
Legacy LifePoint Health LLC
4.375%, 2/15/27§	50,000	50,375
Radiology Partners, Inc.
9.250%, 2/1/28§	725,000	802,031
RP Escrow Issuer LLC
5.250%, 12/15/25§	300,000	313,500
Tenet Healthcare Corp.
4.625%, 7/15/24	400,000	404,520
4.625%, 9/1/24§	150,000	153,954
4.875%, 1/1/26§	382,000	394,415
5.125%, 11/1/27§	200,000	209,500
4.625%, 6/15/28§	100,000	102,920
US Acute Care Solutions LLC
6.375%, 3/1/26§	144,000	148,795
Vizient, Inc.
6.250%, 5/15/27§	187,000	197,752

		6,942,466

Health Care Technology (0.1%)
IQVIA, Inc.
5.000%, 5/15/27§	200,000	208,774

Pharmaceuticals (2.0%)
Bausch Health Americas, Inc.
9.250%, 4/1/26§	461,000	501,430
8.500%, 1/31/27§	50,000	54,345
Bausch Health Cos., Inc.
5.500%, 11/1/25§	604,000	619,704
7.000%, 1/15/28§	250,000	259,062
5.000%, 1/30/28§	125,000	118,438
4.875%, 6/1/28§	265,000	269,969
5.000%, 2/15/29§	200,000	186,500
6.250%, 2/15/29§	262,000	258,476
5.250%, 2/15/31§	100,000	93,345
Catalent Pharma Solutions, Inc.
5.000%, 7/15/27§	338,000	352,787
Cheplapharm Arzneimittel GmbH
5.500%, 1/15/28§	200,000	205,000
Herbalife Nutrition Ltd.
7.875%, 9/1/25§	472,000	512,120
Organon & Co.
5.125%, 4/30/31§	842,000	867,428
P&L Development LLC
7.750%, 11/15/25§	335,000	354,162

		4,652,766

Total Health Care		12,207,424

Industrials (12.2%)
Aerospace & Defense (1.3%)
Howmet Aerospace, Inc.
6.875%, 5/1/25	270,000	313,619
Rolls-Royce plc
5.750%, 10/15/27§	252,000	276,641
Spirit AeroSystems, Inc.
7.500%, 4/15/25§	314,000	335,587
TransDigm UK Holdings plc
6.875%, 5/15/26	225,000	236,531
TransDigm, Inc.
6.250%, 3/15/26§	750,000	791,250
6.375%, 6/15/26	75,000	77,391
7.500%, 3/15/27	400,000	426,000
5.500%, 11/15/27	375,000	390,937
4.625%, 1/15/29§	300,000	300,369

		3,148,325

Air Freight & Logistics (0.2%)
XPO Logistics, Inc.
6.250%, 5/1/25§	358,000	379,928

Airlines (1.1%)
American Airlines, Inc.
5.500%, 4/20/26§	200,000	211,250
5.750%, 4/20/29§	750,000	807,188
Delta Air Lines, Inc.
4.750%, 10/20/28§	650,000	723,531
Hawaiian Brand Intellectual Property Ltd.
5.750%, 1/20/26§	325,000	349,375
United Airlines, Inc.
4.375%, 4/15/26§	250,000	258,750
4.625%, 4/15/29§	250,000	258,125

		2,608,219

Building Products (0.8%)
CP Atlas Buyer, Inc.
7.000%, 12/1/28§	362,000	373,765
Forterra Finance LLC
6.500%, 7/15/25§	138,000	148,695
JELD-WEN, Inc.
6.250%, 5/15/25§	250,000	266,563
SRM Escrow Issuer LLC
6.000%, 11/1/28§	375,000	396,094
Standard Industries, Inc.
4.375%, 7/15/30§	154,000	158,812
Summit Materials LLC
5.250%, 1/15/29§	383,000	405,022

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT HIGH YIELD BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Principal Amount	Value (Note 1)
Victors Merger Corp.
6.375%, 5/15/29§	$215,000	$216,613

		1,965,564

Commercial Services & Supplies (4.7%)
ACCO Brands Corp.
4.250%, 3/15/29§	106,000	104,410
ADT Security Corp. (The)
4.125%, 6/15/23	164,000	171,790
4.875%, 7/15/32§	311,000	327,716
Allied Universal Holdco LLC
6.625%, 7/15/26§	532,000	564,043
9.750%, 7/15/27§	464,000	510,980
6.000%, 6/1/29§	151,000	152,715
Aramark Services, Inc.
5.000%, 4/1/25§	214,000	218,815
6.375%, 5/1/25§	1,131,000	1,201,687
5.000%, 2/1/28§	200,000	208,500
Cimpress plc
7.000%, 6/15/26§	224,000	236,040
Covanta Holding Corp.
5.875%, 7/1/25	275,000	283,594
6.000%, 1/1/27	625,000	650,000
5.000%, 9/1/30	1,000,000	1,051,250
Garda World Security Corp.
9.500%, 11/1/27§	565,000	625,738
6.000%, 6/1/29§	310,000	306,512
GFL Environmental, Inc.
5.125%, 12/15/26§	436,000	461,253
4.750%, 6/15/29 (x)§	866,000	893,773
KAR Auction Services, Inc.
5.125%, 6/1/25§	768,000	788,122
Madison IAQ LLC
5.875%, 6/30/29§	717,000	729,547
Matthews International Corp.
5.250%, 12/1/25§	688,000	711,220
Nielsen Finance LLC
5.875%, 10/1/30§	362,000	393,575
4.750%, 7/15/31§	372,000	372,000

		10,963,280

Construction & Engineering (0.9%)
Dycom Industries, Inc.
4.500%, 4/15/29§	310,000	311,938
MasTec, Inc.
4.500%, 8/15/28§	190,000	199,553
New Enterprise Stone & Lime Co., Inc.
6.250%, 3/15/26§	524,000	538,410
Pike Corp.
5.500%, 9/1/28§	147,000	152,696
PowerTeam Services LLC
9.033%, 12/4/25§	597,333	657,066
Weekley Homes LLC
4.875%, 9/15/28§	242,000	249,260

		2,108,923

Machinery (0.7%)
ATS Automation Tooling Systems, Inc.
4.125%, 12/15/28§	350,000	358,313
Clark Equipment Co.
5.875%, 6/1/25§	281,000	296,631
Hillenbrand, Inc.
5.750%, 6/15/25	45,000	48,037
5.000%, 9/15/26 (e)	220,000	243,650
Welbilt, Inc.
9.500%, 2/15/24	689,000	720,866

		1,667,497

Professional Services (1.0%)
AMN Healthcare, Inc.
4.625%, 10/1/27§	250,000	258,705
ASGN, Inc.
4.625%, 5/15/28§	600,000	628,482
Dun & Bradstreet Corp. (The)
6.875%, 8/15/26§	235,000	249,687
10.250%, 2/15/27§	682,000	753,085
Jaguar Holding Co. II
5.000%, 6/15/28§	125,000	135,490
KBR, Inc.
4.750%, 9/30/28§	300,000	299,997
Science Applications International Corp.
4.875%, 4/1/28§	102,000	107,100

		2,432,546

Road & Rail (1.1%)
DAE Funding LLC
5.250%, 11/15/21§	228,000	230,779
5.000%, 8/1/24§	159,000	163,005
Kenan Advantage Group, Inc. (The)
7.875%, 7/31/23§	938,000	935,655
NESCO Holdings II, Inc.
5.500%, 4/15/29§	218,000	226,992
Watco Cos. LLC
6.500%, 6/15/27§	876,000	939,510

		2,495,941

Trading Companies & Distributors (0.4%)
Brightstar Escrow Corp.
9.750%, 10/15/25§	471,000	506,914
WESCO Distribution, Inc.
7.250%, 6/15/28§	269,000	299,625

		806,539

Total Industrials		28,576,762

Information Technology (9.1%)
Communications Equipment (2.0%)
CommScope Technologies LLC
6.000%, 6/15/25§	903,000	922,189
CommScope, Inc.
5.500%, 3/1/24§	616,000	632,170
6.000%, 3/1/26§	1,129,000	1,191,885
8.250%, 3/1/27§	749,000	798,659
7.125%, 7/1/28§	125,000	135,625
Viasat, Inc.
5.625%, 9/15/25§	525,000	534,975
5.625%, 4/15/27§	400,000	417,532

		4,633,035

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT HIGH YIELD BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Principal Amount	Value (Note 1)
IT Services (1.7%)
Ahead DB Holdings LLC
6.625%, 5/1/28§	$200,000	$207,500
Alliance Data Systems Corp.
4.750%, 12/15/24§	1,329,000	1,362,225
7.000%, 1/15/26§	758,000	811,060
Black Knight InfoServ LLC
3.625%, 9/1/28§	207,000	205,447
Cablevision Lightpath LLC
3.875%, 9/15/27§	450,000	446,625
5.625%, 9/15/28§	200,000	204,250
ION Trading Technologies Sarl
5.750%, 5/15/28§	200,000	207,496
Northwest Fiber LLC
6.000%, 2/15/28§	267,000	266,330
Presidio Holdings, Inc.
8.250%, 2/1/28§	92,000	100,050
Unisys Corp.
6.875%, 11/1/27§	146,000	159,695

		3,970,678

Software (4.6%)
ACI Worldwide, Inc.
5.750%, 8/15/26§	756,000	792,855
Ascend Learning LLC
6.875%, 8/1/25§	1,878,000	1,908,940
Boxer Parent Co., Inc.
7.125%, 10/2/25§	296,000	317,105
BY Crown Parent LLC
4.250%, 1/31/26§	117,000	123,289
Camelot Finance SA
4.500%, 11/1/26§	1,378,000	1,441,732
Change Healthcare Holdings LLC
5.750%, 3/1/25§	1,060,000	1,077,225
Clarivate Science Holdings Corp.
3.875%, 6/30/28§	375,000	376,192
4.875%, 6/30/29§	1,052,000	1,079,615
Granite Merger Sub 2, Inc.
11.000%, 7/15/27§	630,000	718,200
Helios Software Holdings, Inc.
4.625%, 5/1/28§	472,000	461,970
LogMeIn, Inc.
5.500%, 9/1/27§	220,000	227,491
NortonLifeLock, Inc.
5.000%, 4/15/25§	258,000	261,547
Rocket Software, Inc.
6.500%, 2/15/29§	414,000	409,769
SS&C Technologies, Inc.
5.500%, 9/30/27§	1,271,000	1,346,879
ZoomInfo Technologies LLC
3.875%, 2/1/29§	184,000	182,390

		10,725,199

Technology Hardware, Storage & Peripherals (0.8%)
Dell International LLC
7.125%, 6/15/24§	462,000	473,873
Everi Payments, Inc.
7.500%, 12/15/25 (x)§	276,000	285,826
NCR Corp.
8.125%, 4/15/25§	129,000	140,610
5.000%, 10/1/28§	419,000	433,275
5.125%, 4/15/29§	609,000	626,509

		1,960,093

Total Information Technology		21,289,005

Materials (6.6%)
Chemicals (1.5%)
Avient Corp.
5.750%, 5/15/25§	184,000	194,235
Illuminate Buyer LLC
9.000%, 7/1/28§	540,000	600,750
INEOS Group Holdings SA
5.625%, 8/1/24§	480,000	479,664
Minerals Technologies, Inc.
5.000%, 7/1/28§	193,000	200,662
Nouryon Holding BV
8.000%, 10/1/26 (x)§	416,000	439,400
NOVA Chemicals Corp.
4.875%, 6/1/24§	280,000	294,350
Nufarm Australia Ltd.
5.750%, 4/30/26§	455,000	467,148
Olin Corp.
9.500%, 6/1/25§	269,000	334,233
PQ Corp.
5.750%, 12/15/25§	506,000	518,650

		3,529,092

Containers & Packaging (3.5%)
ARD Finance SA
6.500%, 6/30/27§	496,000	520,180
Ardagh Metal Packaging Finance USA LLC
4.000%, 9/1/29§	384,000	381,005
Ardagh Packaging Finance plc
6.000%, 2/15/25§	276,000	284,280
4.125%, 8/15/26§	200,000	206,250
Berry Global, Inc.
5.125%, 7/15/23 (x)	156,000	156,140
Flex Acquisition Co., Inc.
7.875%, 7/15/26§	750,000	780,938
Graham Packaging Co., Inc.
7.125%, 8/15/28§	411,000	442,853
Intelligent Packaging Ltd. Finco, Inc.
6.000%, 9/15/28§	453,000	470,554
LABL Escrow Issuer LLC
6.750%, 7/15/26§	346,000	368,923
10.500%, 7/15/27§	509,000	560,536
Mauser Packaging Solutions Holding Co.
5.500%, 4/15/24§	655,000	659,912
7.250%, 4/15/25§	1,146,000	1,123,080
OI European Group BV
4.000%, 3/15/23§	126,000	129,780
Owens-Brockway Glass Container, Inc.
6.625%, 5/13/27§	333,000	361,721
Sealed Air Corp.
4.875%, 12/1/22§	162,000	168,480

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT HIGH YIELD BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Principal Amount	Value (Note 1)
Trivium Packaging Finance BV
5.500%, 8/15/26 (e)§	$1,440,000	$1,513,008
8.500%, 8/15/27 (e)§	200,000	217,440

		8,345,080

Metals & Mining (1.6%)
Arconic Corp.
6.125%, 2/15/28§	1,200,000	1,284,264
Constellium SE
5.625%, 6/15/28§	250,000	267,500
3.750%, 4/15/29§	75,000	74,250
Hudbay Minerals, Inc.
4.500%, 4/1/26§	256,000	256,320
Kaiser Aluminum Corp.
4.500%, 6/1/31§	378,000	387,563
Novelis Corp.
4.750%, 1/30/30§	735,000	768,994
SunCoke Energy, Inc.
4.875%, 6/30/29§	725,000	722,281

		3,761,172

Total Materials		15,635,344

Real Estate (2.3%)
Equity Real Estate Investment Trusts (REITs) (1.4%)
ESH Hospitality, Inc. (REIT)
5.250%, 5/1/25§	20,000	20,372
Global Net Lease, Inc. (REIT)
3.750%, 12/15/27§	212,000	208,820
Iron Mountain, Inc. (REIT)
5.000%, 7/15/28§	429,000	445,087
MGM Growth Properties Operating Partnership LP (REIT)
4.625%, 6/15/25§	350,000	374,062
Park Intermediate Holdings LLC (REIT)
7.500%, 6/1/25§	184,000	199,419
5.875%, 10/1/28§	306,000	325,854
4.875%, 5/15/29§	239,000	246,636
SBA Communications Corp. (REIT)
4.875%, 9/1/24	204,000	207,060
Service Properties Trust (REIT)
7.500%, 9/15/25	320,000	361,600
5.500%, 12/15/27	210,000	223,515
VICI Properties LP (REIT)
3.750%, 2/15/27§	250,000	254,688
XHR LP (REIT)
6.375%, 8/15/25§	354,000	376,125
4.875%, 6/1/29§	156,000	161,070

		3,404,308

Real Estate Management & Development (0.9%)
Cushman & Wakefield US Borrower LLC
6.750%, 5/15/28§	216,000	233,010
Greystar Real Estate Partners LLC
5.750%, 12/1/25§	672,000	690,816
Howard Hughes Corp. (The)
5.375%, 8/1/28§	140,000	148,628
4.375%, 2/1/31§	255,000	254,077
Realogy Group LLC
7.625%, 6/15/25§	334,000	362,290
9.375%, 4/1/27§	286,000	318,175

		2,006,996

Total Real Estate		5,411,304

Utilities (0.3%)
Gas Utilities (0.2%)
Suburban Propane Partners LP
5.000%, 6/1/31§	450,000	459,000

Water Utilities (0.1%)
Solaris Midstream Holdings LLC
7.625%, 4/1/26§	160,000	169,200

Total Utilities		628,200

Total Corporate Bonds		188,548,768

Loan Participations (5.6%)
Consumer Discretionary (0.7%)
Automobiles (0.1%)
First Brands Group LLC, 1st Lien Term Loan (ICE LIBOR USD 1 Month + 5.00%), 6.000%, 3/30/27 (k)	349,125	352,616

Diversified Consumer Services (0.4%)
Rent-A-Center, Inc., Initial Term Loan (ICE LIBOR USD 1 Month + 4.00%), 4.750%, 2/17/28 (k)	349,125	349,998
Tecta America Corp., 1st Lien Term Loan (ICE LIBOR USD 3 Month + 4.25%), 5.000%, 4/10/28 (k)	250,000	250,312
Tecta America Corp., 2nd Lien Term Loan (ICE LIBOR USD 3 Month + 9.25%), 9.250%, 4/9/29 (k)	325,000	323,375

		923,685

Hotels, Restaurants & Leisure (0.1%)
Caesars Resort Collection LLC, Term Loan B1 (ICE LIBOR USD 1 Month + 4.50%), 4.604%, 7/21/25 (k)	173,688	174,122

Household Durables (0.1%)
Illuminate Merger Sub Corp., Initial Term Loan - 7 (ICE LIBOR USD 3 Month + 0.00%), 0.000%, 6/1/28 (k)	225,000	227,250

Total Consumer Discretionary		1,677,673

Financials (0.7%)
Diversified Financial Services (0.3%)
Greeneden U.S. Holdings I LLC, Initial Dollar Term Loan (ICE LIBOR USD 1 Month + 4.00%), 4.750%, 12/1/27 (k)	648,375	649,533

Insurance (0.4%)
Asurion LLC, 2nd Lien Term Loan B3
(ICE LIBOR USD 1 Month + 5.25%), 5.354%, 1/31/28 (k)	1,000,000	1,007,250

Total Financials		1,656,783

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT HIGH YIELD BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Principal Amount	Value (Note 1)
Health Care (0.9%)
Health Care Providers & Services (0.9%)
GHX Ultimate Parent Corp., 1st Lien Initial Term Loan (ICE LIBOR USD 3 Month + 3.00%), 4.000%, 6/28/24 (k)	$49,870	$49,808
National Mentor Holdings, Inc., 1st Lien Initial Term Loan (ICE LIBOR USD 3 Month + 3.75%), 4.500%, 3/2/28 (k)	323,990	324,445
National Mentor Holdings, Inc., 1st Lien Initial Term Loan C (ICE LIBOR USD 3 Month + 3.75%), 4.500%, 3/2/28 (k)	10,204	10,219
National Mentor Holdings, Inc., 2nd Lien Initial Term Loan (ICE LIBOR USD 3 Month + 7.25%), 8.000%, 3/2/29 (k)	375,000	380,625
Sound Inpatient Physicians, Inc., 2nd Lien Initial Term Loan (ICE LIBOR USD 1 Month + 6.75%), 6.854%, 6/26/26 (k)	550,000	549,313
Southern Veterinary Partners LLC, 2nd Lien Initial Term Loan (ICE LIBOR USD 3 Month + 7.75%), 8.750%, 10/5/28 (k)	375,000	373,125
Unified Womens Healthcare Lp - (ICE LIBOR USD 1 Month + 4.25%), 5.000%, 6/1/28 (k)	100,000	99,500
Unified Women’s Healthcare LP, Term Loan (ICE LIBOR USD 1 Month + 4.25%), 5.000%, 12/20/27 (k)	249,375	248,907

		2,035,942

Total Health Care		2,035,942

Industrials (1.7%)
Airlines (0.2%)
AAdvantage Loyality IP Ltd. (American Airlines, Inc.), Initial Term Loan (ICE LIBOR USD 3 Month + 4.75%), 5.500%, 4/20/28 (k)	475,000	494,965

Building Products (0.1%)
CP Atlas Buyer, Inc., Term Loan B (ICE LIBOR USD 1 Month + 3.75%), 4.250%, 11/23/27 (k)	124,688	124,282

Commercial Services & Supplies (0.4%)
Cast & Crew Payroll LLC, 1st Lien Initial Term Loan (ICE LIBOR USD 1 Month + 3.75%), 3.854%, 2/9/26 (k)	99,491	98,745
CoreCivic, Inc., Term Loan (ICE LIBOR USD 1 Month + 4.50%), 5.500%, 12/18/24 (k)	250,938	243,723
Packers Holdings LLC, Initial Term Loan (ICE LIBOR USD 3 Month + 3.25%), 4.000%, 3/9/28 (k)	274,313	272,696
Revint Intermediate II LLC, Initial Term Loan (ICE LIBOR USD 1 Month + 5.00%), 5.750%, 10/15/27 (k)	299,250	301,245

		916,409

Construction & Engineering (0.8%)
Brand Energy & Infrastructure Services, Inc., Initial Term Loan (ICE LIBOR USD 3 Month + 4.25%), 5.250%, 6/21/24 (k)	1,142,823	1,122,983
CNT Holding I Corp., 2nd Lien Initial Term Loan (ICE LIBOR USD 3 Month + 6.75%), 7.500%, 11/6/28 (k)	125,000	126,562
USIC Holdings, Inc., 1st Lien Initial Term Loan (ICE LIBOR USD 1 Month + 3.50%), 4.250%, 5/12/28 (k)	575,000	573,922

		1,823,467

Transportation Infrastructure (0.2%)
United AirLines, Inc., Term Loan B (ICE LIBOR USD 3 Month + 3.75%), 4.500%, 4/21/28 (k)	249,375	252,403
USIC Holdings, Inc., 2nd Lien Initial Term Loan (ICE LIBOR USD 1 Month + 6.50%), 7.250%, 5/14/29 (k)	300,000	304,500

		556,903

Total Industrials		3,916,026

Information Technology (1.2%)
Software (1.2%)
Applied Systems, Inc., 2nd Lien Term Loan (ICE LIBOR USD 3 Month + 5.50%), 6.250%, 9/19/25 (k)	1,360,150	1,375,791
Ascend Learning LLC, Incremental Term Loan (ICE LIBOR USD 1 Month + 3.75%), 4.750%, 7/12/24 (k)	496,250	496,250
Informatica LLC, 2nd Lien Initial Term Loan (ICE LIBOR USD 3 Month + 7.13%), 7.125%, 2/25/25 (k)	425,000	433,500
Sophia LP, Term Loan (ICE LIBOR USD 3 Month + 3.75%), 3.897%, 10/7/27 (k)	298,313	298,375
UKG Inc., 2nd Lien Initial Term Loan (ICE LIBOR USD 3 Month + 6.75%), 7.500%, 5/3/27 (k)	175,000	177,771

		2,781,687

Total Information Technology		2,781,687

Materials (0.4%)
Chemicals (0.3%)
CPC Acquisition Corp., 2nd Lien Initial Term Loan (ICE LIBOR USD 3 Month + 7.75%), 8.500%, 12/29/28 (k)	750,000	751,875

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT HIGH YIELD BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Principal Amount	Value (Note 1)
Containers & Packaging (0.1%)
First Brands Group LLC, 2nd Lien Term Loan (ICE LIBOR USD 1 Month + 8.50%), 9.500%, 3/30/28 (k)	$325,000	$326,625

Total Materials		1,078,500

Total Loan Participations		13,146,611

Total Long-Term Debt Securities (85.9%) (Cost $194,487,514)		201,695,379

	Number of Shares	Value (Note 1)
EXCHANGE TRADED FUNDS (ETF):
Fixed Income (10.3%)
iShares iBoxx High Yield Corporate Bond ETF (x)	137,710	12,123,989
SPDR Bloomberg Barclays High Yield Bond ETF (x)	109,524	12,043,259

Total Exchange Traded Funds (10.3%) (Cost $24,406,663)		24,167,248

SHORT-TERM INVESTMENTS:
Investment Companies (10.5%)
BlackRock Liquidity FedFund, Institutional Shares (xx)	20,000,000	20,000,000
JPMorgan Prime Money Market Fund, IM Shares	4,808,590	4,810,995

Total Investment Companies		24,810,995

	Principal Amount	Value (Note 1)
Repurchase Agreements (2.4%)
Citigroup Global Markets, Inc., 0.07%, dated 6/30/21, due 7/1/21, repurchase price $4,532,736, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-5.000%, maturing 4/30/22-2/15/42; total market value $4,623,383. (xx)	$4,532,727	4,532,727
Deutsche Bank AG, 0.17%, dated 6/30/21, due 7/1/21, repurchase price $100,000, collateralized by various Foreign Government Agency Securities, ranging from 0.125%-1.875%, maturing 2/12/22-2/15/23; total market value $102,004. (xx)	100,000	100,000
HSBC Bank plc, 0.10%, dated 6/30/21, due 7/1/21, repurchase price $500,001, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-6.125%, maturing 7/15/21-2/15/50; total market value $510,206. (xx)	500,000	500,000
HSBC Bank plc, 0.10%, dated 6/30/21, due 7/1/21, repurchase price $500,001, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-6.125%, maturing 7/15/21-2/15/50; total market value $510,206. (xx)	500,000	500,000

Total Repurchase Agreements		5,632,727

Total Short-Term Investments (12.9%) (Cost $30,444,040)		30,443,722

Total Investments in Securities (109.1%) (Cost $249,338,217)		256,306,349
Other Assets Less Liabilities (-9.1%)		(21,472,545)

Net Assets (100%)		$234,833,804

§

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At June 30, 2021, the market value of these securities amounted to $161,128,581 or 68.6% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(e)	Step Bond - Coupon rate increases or decreases in increments to maturity. Rate disclosed is as of June 30, 2021. Maturity date disclosed is the ultimate maturity date.
(k)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of June 30, 2021.
(x)	All or a portion of security is on loan at June 30, 2021.
(xx)

At June 30, 2021, the Portfolio had loaned securities with a total value of $25,876,500. This was collateralized by $793,956 of various U.S. Government Treasury Securities, ranging from 0.000% - 3.875%, maturing 7/22/21 - 2/15/49 and by cash of $25,632,727 which was subsequently invested in an investment company and joint repurchase agreements as detailed in the Notes to the Financial Statements.

Glossary:

EUR	— European Currency Unit
ICE	— Intercontinental Exchange
LIBOR	— London Interbank Offered Rate
USD	— United States Dollar

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT HIGH YIELD BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

Forward Foreign Currency Contracts outstanding as of June 30, 2021 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
USD	281,434	EUR	230,000	JPMorgan Chase Bank	8/24/2021	8,410

Total unrealized appreciation						8,410

EUR	230,000	USD	279,099	JPMorgan Chase Bank	8/24/2021	(6,075)

Total unrealized depreciation						(6,075)

Net unrealized appreciation						2,335

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2021:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Corporate Bonds
Communication Services	$—	$25,313,555	$—	$25,313,555
Consumer Discretionary	—	26,382,959	—	26,382,959
Consumer Staples	—	8,770,920	—	8,770,920
Energy	—	23,468,364	—	23,468,364
Financials	—	20,864,931	—	20,864,931
Health Care	—	12,207,424	—	12,207,424
Industrials	—	28,576,762	—	28,576,762
Information Technology	—	21,289,005	—	21,289,005
Materials	—	15,635,344	—	15,635,344
Real Estate	—	5,411,304	—	5,411,304
Utilities	—	628,200	—	628,200
Exchange Traded Funds	24,167,248	—	—	24,167,248
Forward Currency Contracts	—	8,410	—	8,410
Loan Participations
Consumer Discretionary	—	1,677,673	—	1,677,673
Financials	—	1,656,783	—	1,656,783
Health Care	—	2,035,942	—	2,035,942
Industrials	—	3,916,026	—	3,916,026
Information Technology	—	2,781,687	—	2,781,687
Materials	—	1,078,500	—	1,078,500
Short-Term Investments
Investment Companies	24,810,995	—	—	24,810,995
Repurchase Agreements	—	5,632,727	—	5,632,727

Total Assets	$48,978,243	$207,336,516	$—	$256,314,759

Liabilities:
Forward Currency Contracts	$—	$(6,075)	$—	$(6,075)

Total Liabilities	$—	$(6,075)	$—	$(6,075)

Total	$48,978,243	$207,330,441	$—	$256,308,684

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT HIGH YIELD BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

Fair Values of Derivative Instruments as of June 30, 2021:

	Statement of Assets and Liabilities
Derivatives Contracts^	Asset Derivatives	Fair Value
Foreign exchange contracts	Receivables	$8,410

Total		$8,410

	Liability Derivatives
Foreign exchange contracts	Payables	$(6,075)

Total		$(6,075)

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2021:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Forward Foreign Currency Contracts	Total
Foreign exchange contracts	$(8,445)	$(8,445)

Total	$(8,445)	$(8,445)

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Forward Foreign Currency Contracts	Total
Foreign exchange contracts	$9,956	$9,956

Total	$9,956	$9,956

^ This Portfolio held forward foreign currency contracts for hedging.

This Portfolio held forward foreign currency contracts with an average settlement value of approximately $316,000 for six month ended June 30, 2021.

The following table presents the Portfolio’s gross derivative assets and liabilities by counterparty net of amounts available for offset under netting arrangements and any related collateral received or pledged by the Portfolio as of June 30, 2021:

Counterparty	Gross Amount of Derivative Assets Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Received	Net Amount Due from Counterparty
JPMorgan Chase Bank	$8,410	$(6,075)	$—	$2,335

Total	$8,410	$(6,075)	$—	$2,335

Counterparty	Gross Amount of Derivative Assets Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Pledged	Net Amount Due to Counterparty
JPMorgan Chase Bank	$6,075	$(6,075)	$—	$—

Total	$6,075	$(6,075)	$—	$—

(a)	For financial reporting purposes the Portfolio does not offset derivative assets and derivative liabilities subject to master netting arrangements in the Statement of Assets and Liabilities.

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT HIGH YIELD BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

Investment security transactions for the six months ended June 30, 2021 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$75,698,040
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$59,751,389

As of June 30, 2021, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$7,558,811
Aggregate gross unrealized depreciation	(919,862)

Net unrealized appreciation	$6,638,949

Federal income tax cost of investments in securities and derivative instruments, if applicable	$249,669,735

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT HIGH YIELD BOND PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2021 (Unaudited)

ASSETS
Investments in Securities, at value (x)
Unaffiliated Issuers (Cost $243,705,490)	$250,673,622
Repurchase Agreements (Cost $5,632,727)	5,632,727
Cash	5,321,447
Foreign cash (Cost $1,957)	1,804
Dividends, interest and other receivables	2,949,977
Receivable for securities sold	792,341
Due from Custodian	225,000
Receivable for Portfolio shares sold	39,951
Securities lending income receivable	22,385
Unrealized appreciation on forward foreign currency contracts	8,410
Unrealized appreciation on unfunded commitments	55
Other assets	2,199

Total assets	265,669,918

LIABILITIES
Payable for return of collateral on securities loaned	25,632,727
Payable for securities purchased	4,911,079
Investment management fees payable	107,383
Payable for Portfolio shares redeemed	51,473
Administrative fees payable	22,571
Distribution fees payable – Class IB	10,382
Unrealized depreciation on forward foreign currency contracts	6,075
Accrued expenses	94,424

Total liabilities	30,836,114

NET ASSETS	$234,833,804

Net assets were comprised of:
Paid in capital	$236,084,168
Total distributable earnings (loss)	(1,250,364)

Net assets	$234,833,804

Class IB
Net asset value, offering and redemption price per share, $51,260,798 / 5,131,013 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.99

Class K
Net asset value, offering and redemption price per share, $183,573,006 / 18,363,274 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.00

(x)	Includes value of securities on loan of $25,876,500.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2021 (Unaudited)

INVESTMENT INCOME
Interest	$5,515,399
Dividends	416,267
Securities lending (net)	97,992

Total income	6,029,658

EXPENSES
Investment management fees	677,594
Administrative fees	134,533
Distribution fees – Class IB	60,598
Professional fees	36,002
Custodian fees	33,817
Printing and mailing expenses	15,818
Trustees’ fees	2,876
Miscellaneous	6,405

Gross expenses	967,643
Less: Waiver from investment manager	(59,930)

Net expenses	907,713

NET INVESTMENT INCOME (LOSS)	5,121,945

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	1,544,623
Forward foreign currency contracts	(8,445)
Foreign currency transactions	1,966

Net realized gain (loss)	1,538,144

Change in unrealized appreciation (depreciation) on:
Investments in securities	(790,576)
Forward foreign currency contracts	9,956
Foreign currency translations	(110)
Unfunded commitments	55

Net change in unrealized appreciation (depreciation)	(780,675)

NET REALIZED AND UNREALIZED GAIN (LOSS)	757,469

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$5,879,414

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT HIGH YIELD BOND PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31, 2020
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$5,121,945	$10,229,285
Net realized gain (loss)	1,538,144	(2,438,308)
Net change in unrealized appreciation (depreciation)	(780,675)	3,946,762

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	5,879,414	11,737,739

Distributions to shareholders:
Class IB	—	(2,131,896)
Class K	—	(8,289,015)

Total distributions to shareholders	—	(10,420,911)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 780,994 and 1,382,533 shares, respectively ]	7,671,666	13,070,798
Capital shares issued in reinvestment of dividends [ 0 and 220,314 shares, respectively ]	—	2,131,896
Capital shares repurchased [ (449,725) and (1,086,620) shares, respectively ]	(4,412,815)	(10,141,284)

Total Class IB transactions	3,258,851	5,061,410

Class K
Capital shares sold [ 1,636,462 and 2,816,300 shares, respectively ]	16,049,493	27,032,907
Capital shares issued in reinvestment of dividends [ 0 and 857,220 shares, respectively ]	—	8,289,015
Capital shares repurchased [ (901,691) and (4,416,954) shares, respectively ]	(8,855,531)	(40,558,230)

Total Class K transactions	7,193,962	(5,236,308)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	10,452,813	(174,898)

TOTAL INCREASE (DECREASE) IN NET ASSETS	16,332,227	1,141,930
NET ASSETS:
Beginning of period	218,501,577	217,359,647

End of period	$234,833,804	$218,501,577

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT HIGH YIELD BOND PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31,
Class IB			2020	2019	2018	2017	2016
Net asset value, beginning of period	$9.75		$9.60	$8.94	$9.67	$9.53	$8.99

Income (loss) from investment operations:
Net investment income (loss) (e)	0.21		0.46	0.48	0.50	0.49	0.52
Net realized and unrealized gain (loss)	0.03		0.16	0.67	(0.70)	0.12	0.53

Total from investment operations	0.24		0.62	1.15	(0.20)	0.61	1.05

Less distributions:
Dividends from net investment income	—		(0.47)	(0.49)	(0.53)	(0.47)	(0.51)

Net asset value, end of period	$9.99		$9.75	$9.60	$8.94	$9.67	$9.53

Total return (b)	2.46%		6.48%	12.94%	(2.23)%	6.46%	11.67%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$51,261		$46,783	$41,122	$28,369	$26,553	$19,555
Ratio of expenses to average net assets:
After waivers (a)(f)	1.00%		1.00%	1.00%	1.04%	1.05%	1.07%
Before waivers (a)(f)	1.05%		1.08%	1.07%	1.07%	1.08%	1.09%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	4.34%		4.79%	4.92%	5.20%	4.95%	5.49%
Before waivers (a)(f)	4.28%		4.71%	4.85%	5.16%	4.93%	5.47%
Portfolio turnover rate^	27	%(z)	67%	47%	41%	61%	72%

	Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31,
Class K			2020	2019	2018	2017	2016
Net asset value, beginning of period	$9.74		$9.59	$8.93	$9.66	$9.52	$8.98

Income (loss) from investment operations:
Net investment income (loss) (e)	0.22		0.48	0.50	0.53	0.52	0.54
Net realized and unrealized gain (loss)	0.04		0.16	0.68	(0.71)	0.12	0.53

Total from investment operations	0.26		0.64	1.18	(0.18)	0.64	1.07

Less distributions:
Dividends from net investment income	—		(0.49)	(0.52)	(0.55)	(0.50)	(0.53)

Net asset value, end of period	$10.00		$9.74	$9.59	$8.93	$9.66	$9.52

Total return (b)	2.67%		6.74%	13.23%	(1.99)%	6.73%	11.97%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$183,573		$171,719	$176,238	$163,753	$177,784	$165,224
Ratio of expenses to average net assets:
After waivers (a)(f)	0.75%		0.75%	0.75%	0.79%	0.80%	0.82%
Before waivers (a)(f)	0.80%		0.83%	0.82%	0.82%	0.83%	0.84%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	4.59%		5.04%	5.18%	5.44%	5.20%	5.74%
Before waivers (a)(f)	4.54%		4.96%	5.11%	5.41%	5.18%	5.73%
Portfolio turnover rate^	27	%(z)	67%	47%	41%	61%	72%
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

1290 VT MICRO CAP PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2021	% of Net Assets
Health Care	32.3%
Information Technology	15.5
Consumer Discretionary	12.7
Industrials	12.5
Financials	11.2
Repurchase Agreements	6.4
Communication Services	4.4
Consumer Staples	4.0
Energy	2.9
Real Estate	1.8
Investment Company	1.7
Materials	1.6
Utilities	0.3
Cash and Other	(7.3)

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2021 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/21	Ending Account Value 6/30/21	Expenses Paid During Period* 1/1/21 - 6/30/21
Class IB
Actual	$1,000.00	$1,202.90	$6.28
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.09	5.76
Class K
Actual	1,000.00	1,203.60	4.92
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.33	4.51

* Expenses are equal to the Portfolio’s Class IB and Class K shares annualized expense ratio of 1.15% and 0.90%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (4.4%)
Diversified Telecommunication Services (1.3%)
Alaska Communications Systems Group, Inc.*	11,174	$37,209
Anterix, Inc.*	2,348	140,857
ATN International, Inc.	2,356	107,174
Cincinnati Bell, Inc.*	10,590	163,298
Consolidated Communications Holdings, Inc.*	15,396	135,331
Cuentas, Inc. (x)*	620	3,856
IDT Corp., Class B*	4,225	156,156
Ooma, Inc.*	103,606	1,954,009
ORBCOMM, Inc.*	15,734	176,850
Radius Global Infrastructure, Inc. (x)*	9,253	134,169

		3,008,909

Entertainment (0.5%)
Ballantyne Strong, Inc.*	2,491	11,932
Chicken Soup For The Soul Entertainment, Inc. (x)*	2,409	99,733
Cinedigm Corp., Class A*	15,031	19,390
CuriosityStream, Inc. (x)*	5,492	74,911
Dolphin Entertainment, Inc.*	1,529	14,281
Eros STX Global Corp.*	67,419	103,151
Gaia, Inc.*	2,552	28,046
IMAX Corp.*	26,299	565,428
LiveXLive Media, Inc. (x)*	11,129	52,529
Marcus Corp. (The) (x)*	4,859	103,059
Reading International, Inc., Class A*	3,440	23,977

		1,096,437

Interactive Media & Services (0.7%)
AutoWeb, Inc.*	1,561	4,870
Creatd, Inc. (x)*	1,479	5,546
DHI Group, Inc.*	10,016	33,854
Eventbrite, Inc., Class A*	52,701	1,001,319
EverQuote, Inc., Class A*	4,004	130,851
IZEA Worldwide, Inc. (x)*	12,481	31,827
Kubient, Inc. (x)*	2,305	13,162
Liberty TripAdvisor Holdings, Inc., Class A*	15,447	62,869
QuinStreet, Inc.*	10,518	195,425
Super League Gaming, Inc. (x)*	5,196	28,007
Travelzoo*	1,116	16,472
TrueCar, Inc.*	20,836	117,723
Zedge, Inc., Class B*	2,047	37,685

		1,679,610

Media (1.8%)
Beasley Broadcast Group, Inc., Class A*	2,325	6,719
Boston Omaha Corp., Class A*	3,679	116,661
Cardlytics, Inc.*	9,429	1,196,823
Clear Channel Outdoor Holdings, Inc. (x)*	76,722	202,546
comScore, Inc. (x)*	14,610	73,050
Criteo SA (ADR)*	37,366	1,690,064
Cumulus Media, Inc., Class A*	3,891	57,003
Daily Journal Corp.*	257	86,995
DallasNews Corp.	1,126	8,377
Digital Media Solutions, Inc.*	577	5,585
Emerald Holding, Inc.*	5,186	27,953
Entercom Communications Corp.*	25,006	107,776
Entravision Communications Corp., Class A	12,675	84,669
Fluent, Inc. (x)*	9,300	27,249
Gannett Co., Inc.*	29,800	163,602
Hemisphere Media Group, Inc.*	3,409	40,226
Lee Enterprises, Inc.*	1,129	31,951
Marchex, Inc., Class B*	7,167	21,931
MDC Partners, Inc., Class A*	13,147	76,910
MSG Networks, Inc., Class A*	6,399	93,297
National CineMedia, Inc.	12,675	64,262
Saga Communications, Inc., Class A	847	18,338
Salem Media Group, Inc.*	2,369	6,041
SPAR Group, Inc. (x)*	1,541	2,204
Thryv Holdings, Inc.*	1,364	48,790
Townsquare Media, Inc., Class A*	2,192	27,948
Troika Media Group, Inc.*	1,206	3,425
Urban One, Inc.*	3,024	15,181
Urban One, Inc. Class A (x)*	1,436	12,450

		4,318,026

Wireless Telecommunication Services (0.1%)
Gogo, Inc. (x)*	12,470	141,909
Spok Holdings, Inc.	3,839	36,931

		178,840

Total Communication Services		10,281,822

Consumer Discretionary (12.7%)
Auto Components (1.0%)
Cooper-Standard Holdings, Inc.*	3,568	103,472
Gentherm, Inc.*	21,831	1,551,093
Horizon Global Corp.*	4,664	39,551
Modine Manufacturing Co.*	10,568	175,323
Motorcar Parts of America, Inc.*	3,985	89,423
Stoneridge, Inc.*	5,515	162,693
Strattec Security Corp.*	801	35,612
Superior Industries International, Inc.*	5,323	45,884
Sypris Solutions, Inc.*	2,100	7,812
Unique Fabricating, Inc. (x)*	1,633	6,042
XL Fleet Corp. (x)*	8,142	67,823

		2,284,728

Automobiles (0.2%)
Arcimoto, Inc. (x)*	5,764	99,083
AYRO, Inc. (x)*	7,139	34,838
Workhorse Group, Inc. (x)*	26,128	433,464

		567,385

Distributors (0.1%)
AMCON Distributing Co.	37	5,665
Educational Development Corp.	1,351	16,847
Funko, Inc., Class A (x)*	5,587	118,891
Greenlane Holdings, Inc., Class A*	3,419	15,283
Weyco Group, Inc.	1,320	29,529

		186,215

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Diversified Consumer Services (0.5%)
American Public Education, Inc.*	3,907	$110,724
Amesite, Inc. (x)*	2,324	6,391
Aspen Group, Inc.*	4,761	31,042
Carriage Services, Inc.	3,446	127,399
Houghton Mifflin Harcourt Co.*	26,814	296,026
Lincoln Educational Services Corp.*	5,129	39,904
OneSpaWorld Holdings Ltd.*	11,197	108,499
Perdoceo Education Corp.*	14,865	182,393
Regis Corp.*	5,011	46,903
Select Interior Concepts, Inc., Class A*	3,825	35,955
StoneMor, Inc. (x)*	6,409	16,792
Universal Technical Institute, Inc.*	6,781	44,009
XpresSpa Group, Inc. (x)*	22,177	34,152
Zovio, Inc.*	6,525	16,900

		1,097,089

Hotels, Restaurants & Leisure (1.7%)
Allied Esports Entertainment, Inc. (x)*	4,354	10,014
Ark Restaurants Corp.*	445	8,789
BBQ Holdings, Inc.*	794	15,070
Biglari Holdings, Inc., Class B*	175	27,907
Bluegreen Vacations Holding Corp.*	2,552	45,936
Bowl America, Inc., Class A*	254	2,238
BurgerFi International, Inc.*	2,001	20,010
Canterbury Park Holding Corp.*	702	10,516
Carrols Restaurant Group, Inc.*	7,230	43,452
Century Casinos, Inc. (x)*	5,764	77,411
Chuy’s Holdings, Inc.*	4,209	156,827
Del Taco Restaurants, Inc.	6,380	63,864
Dover Motorsports, Inc.	3,934	8,852
Drive Shack, Inc. (x)*	17,805	58,935
El Pollo Loco Holdings, Inc.*	4,069	74,422
Esports Entertainment Group, Inc. (x)*	3,025	32,852
Esports Technologies, Inc. (x)*	524	11,036
Everi Holdings, Inc.*	17,676	440,839
FAT Brands, Inc.	970	14,152
Fiesta Restaurant Group, Inc.*	3,763	50,537
Flanigan’s Enterprises, Inc.*	177	7,135
Full House Resorts, Inc.*	6,929	68,874
GAN Ltd. (x)*	8,478	139,378
Golden Entertainment, Inc.*	3,581	160,429
Golden Nugget Online Gaming, Inc.*	6,708	85,594
Good Times Restaurants, Inc.*	1,812	7,411
Hall of Fame Resort & Entertainment Co. (x)*	11,691	45,946
Inspired Entertainment, Inc.*	2,851	36,350
J Alexander’s Holdings, Inc.*	2,469	28,739
Kura Sushi USA, Inc., Class A (x)*	721	27,405
Lindblad Expeditions Holdings, Inc. (x)*	50,020	800,820
Luby’s, Inc.*	3,920	15,053
Monaker Group, Inc. (x)*	2,460	5,510
Monarch Casino & Resort, Inc.*	10,461	692,204
Nathan’s Famous, Inc.	615	43,862
NEOGAMES SA*	1,183	72,719
Noodles & Co.*	8,538	106,554
ONE Group Hospitality, Inc. (The)*	4,055	44,686
PlayAGS, Inc.*	5,795	57,371
Potbelly Corp. (x)*	5,368	42,407
RCI Hospitality Holdings, Inc.	1,761	116,578
Red Robin Gourmet Burgers, Inc.*	3,310	109,594
Ruth’s Hospitality Group, Inc.*	7,130	164,204
Target Hospitality Corp.*	5,622	20,858

		4,073,340

Household Durables (2.9%)
Aterian, Inc. (x)*	4,144	60,627
Bassett Furniture Industries, Inc.	1,983	48,286
Beazer Homes USA, Inc.*	6,216	119,907
Casper Sleep, Inc.*	6,141	50,602
Comstock Holding Cos., Inc.*	312	1,866
Dixie Group, Inc. (The)*	2,564	7,513
Ethan Allen Interiors, Inc.	4,787	132,121
Flexsteel Industries, Inc. (x)	1,409	56,910
Green Brick Partners, Inc.*	72,512	1,648,923
Hamilton Beach Brands Holding Co., Class A	1,545	34,407
Harbor Custom Development, Inc. (x)*	2,855	9,250
Hooker Furniture Corp.	2,482	85,976
Hovnanian Enterprises, Inc., Class A (x)*	1,079	114,687
Koss Corp. (x)*	221	5,132
Landsea Homes Corp.*	1,270	10,630
Legacy Housing Corp.*	1,644	27,800
LGI Homes, Inc.*	9,413	1,524,341
Lifetime Brands, Inc.	2,696	40,359
Live Ventures, Inc.*	260	16,016
Lovesac Co. (The)*	2,693	214,874
Nephros, Inc. (x)*	1,163	12,072
New Home Co., Inc. (The)*	2,166	12,714
Sonos, Inc.*	58,475	2,060,074
Tupperware Brands Corp.*	10,486	249,043
Universal Electronics, Inc.*	2,828	137,158
VOXX International Corp.*	3,314	46,429
Vuzix Corp. (x)*	12,366	226,916

		6,954,633

Internet & Direct Marketing Retail (0.4%)
1847 Goedeker, Inc.*	540	2,079
Blue Apron Holdings, Inc., Class A (x)*	2,806	12,010
CarParts.com, Inc.*	9,977	203,132
Duluth Holdings, Inc., Class B (x)*	2,560	52,864
iMedia Brands, Inc.*	2,878	23,168
Lands’ End, Inc.*	3,031	124,422
Liquidity Services, Inc.*	5,582	142,062
PARTS iD, Inc.*	1,106	6,680
PetMed Express, Inc. (x)	4,187	133,356
Porch Group, Inc. (x)*	3,351	64,808
Remark Holdings, Inc. (x)*	20,208	37,587
RumbleON, Inc., Class B (x)*	631	25,536
TRxADE Health, Inc. (x)*	883	3,894
Waitr Holdings, Inc. (x)*	18,242	32,471

		864,069

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Leisure Products (1.2%)
American Outdoor Brands, Inc.*	2,990	$105,069
AMMO, Inc.*	13,841	135,503
Clarus Corp.	4,916	126,341
Escalade, Inc.	2,162	49,618
Genius Brands International, Inc. (x)*	59,665	109,784
JAKKS Pacific, Inc.*	916	10,076
Johnson Outdoors, Inc., Class A	5,232	633,072
Malibu Boats, Inc., Class A*	15,470	1,134,415
Marine Products Corp.	1,690	26,094
MasterCraft Boat Holdings, Inc.*	3,953	103,924
Nautilus, Inc.*	6,320	106,492
Smith & Wesson Brands, Inc.	11,242	390,097
Vinco Ventures, Inc. (x)*	4,585	18,111

		2,948,596

Multiline Retail (0.1%)
Franchise Group, Inc.	5,985	211,091

Specialty Retail (4.3%)
America’s Car-Mart, Inc.*	1,286	182,252
Barnes & Noble Education, Inc.*	8,125	58,581
Big 5 Sporting Goods Corp. (x)	4,384	112,581
Blink Charging Co. (x)*	7,709	317,379
Build-A-Bear Workshop, Inc.*	3,055	52,882
Caleres, Inc.	7,811	213,162
CarLotz, Inc. (x)*	9,173	50,085
Cato Corp. (The), Class A	4,199	70,837
Chico’s FAS, Inc.*	25,459	167,520
Children’s Place, Inc. (The)*	8,879	826,280
Citi Trends, Inc.*	11,809	1,027,383
Conn’s, Inc.*	3,793	96,721
Container Store Group, Inc. (The)*	163,495	2,131,975
Envela Corp.*	1,419	6,811
Express, Inc.*	13,669	88,712
Genesco, Inc.*	3,108	197,917
Haverty Furniture Cos., Inc.	3,510	150,088
Hibbett, Inc.*	3,429	307,341
J Jill, Inc. (x)*	836	16,478
JOANN, Inc.	2,465	38,824
Kirkland’s, Inc.*	2,934	67,130
Lazydays Holdings, Inc. (x)*	1,547	34,034
LMP Automotive Holdings, Inc. (x)*	1,294	21,998
Lumber Liquidators Holdings, Inc.*	6,068	128,035
MarineMax, Inc.*	14,052	684,894
OneWater Marine, Inc., Class A	2,166	91,037
Party City Holdco, Inc.*	23,299	217,380
Shift Technologies, Inc. (x)*	13,085	112,269
Shoe Carnival, Inc.	1,879	134,518
Sleep Number Corp. (x)*	15,711	1,727,424
Sportsman’s Warehouse Holdings, Inc.*	9,178	163,093
Tilly’s, Inc., Class A	4,871	77,839
TravelCenters of America, Inc.*	2,666	77,954
Winmark Corp.	734	140,987
Xcel Brands, Inc.*	1,648	4,927
Zumiez, Inc.*	4,624	226,530

		10,023,858

Textiles, Apparel & Luxury Goods (0.3%)
Charles & Colvard Ltd.*	5,246	15,633
Crown Crafts, Inc.	1,996	15,110
Culp, Inc.	2,562	41,761
Delta Apparel, Inc.*	1,347	39,763
Fossil Group, Inc.*	10,001	142,814
Jerash Holdings US, Inc.	733	4,933
Lakeland Industries, Inc.*	1,669	37,269
Movado Group, Inc.	3,318	104,417
Rocky Brands, Inc.	1,441	80,120
Superior Group of Cos., Inc.	2,426	58,006
Unifi, Inc.*	2,786	67,867
Vera Bradley, Inc.*	5,491	68,033
Vince Holding Corp.*	647	6,535

		682,261

Total Consumer Discretionary		29,893,265

Consumer Staples (4.0%)
Beverages (1.0%)
Alkaline Water Co., Inc. (The) (x)*	16,599	25,397
Celsius Holdings, Inc.*	27,692	2,107,084
NewAge, Inc. (x)*	28,109	62,683
Reed’s, Inc. (x)*	17,715	18,069
Willamette Valley Vineyards, Inc. (x)*	879	12,025

		2,225,258

Food & Staples Retailing (0.3%)
Chefs’ Warehouse, Inc. (The)*	6,656	211,860
HF Foods Group, Inc. (x)*	7,678	40,617
Ifresh, Inc.*	3,753	5,292
MedAvail Holdings, Inc. (x)*	2,421	29,657
Natural Grocers by Vitamin Cottage, Inc.	2,039	21,899
Rite Aid Corp. (x)*	11,626	189,504
SpartanNash Co.	7,665	148,011
Village Super Market, Inc., Class A	1,879	44,175

		691,015

Food Products (0.2%)
Alico, Inc.	1,179	41,972
Arcadia Biosciences, Inc. (x)*	4,445	13,202
Bridgford Foods Corp.*	344	4,524
Farmer Bros Co.*	3,533	44,834
Laird Superfood, Inc. (x)*	1,290	38,532
Landec Corp.*	5,507	61,954
Lifeway Foods, Inc. (x)*	946	4,900
Limoneira Co.	3,319	58,248
Nuzee, Inc. (x)*	2,032	6,401
Rocky Mountain Chocolate Factory, Inc.*	970	7,401
S&W Seed Co.*	2,725	9,919
Seneca Foods Corp., Class A*	1,394	71,206
Vital Farms, Inc.*	5,181	103,413
Whole Earth Brands, Inc.*	7,801	113,114

		579,620

Household Products (0.6%)
Central Garden & Pet Co. (x)*	23,864	1,263,121
Ocean Bio-Chem, Inc.	743	9,065
Oil-Dri Corp. of America	1,181	40,367

		1,312,553

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Personal Products (1.2%)
Beauty Health Co. (The) (x)*	9,818	$164,943
elf Beauty, Inc.*	66,374	1,801,390
Guardion Health Sciences, Inc.*	5,092	8,962
Honest Co., Inc. (The) (x)*	35,378	572,770
Jupiter Wellness, Inc. (x)*	1,119	5,013
LifeMD, Inc. (x)*	3,559	41,925
Lifevantage Corp.*	3,133	23,028
Mannatech, Inc.	283	7,811
Natural Alternatives International, Inc.*	1,028	17,414
Natural Health Trends Corp.	1,479	10,338
Nature’s Sunshine Products, Inc.	2,417	41,983
Revlon, Inc., Class A (x)*	1,525	19,581
Summer Infant, Inc.*	152	1,927
United-Guardian, Inc.	677	10,148
Veru, Inc.*	13,326	107,541

		2,834,774

Tobacco (0.7%)
22nd Century Group, Inc. (x)*	31,703	146,785
Turning Point Brands, Inc.	32,850	1,503,544

		1,650,329

Total Consumer Staples		9,293,549

Energy (2.9%)
Energy Equipment & Services (0.8%)
Aspen Aerogels, Inc.*	4,555	136,286
Bristow Group, Inc.*	1,407	36,033
Dawson Geophysical Co.*	4,732	12,350
DMC Global, Inc.*	3,919	220,287
ENGlobal Corp.*	3,759	11,390
Exterran Corp.*	5,447	25,928
Forum Energy Technologies, Inc. (x)*	937	22,001
Frank’s International NV*	34,898	105,741
FTS International, Inc., Class A*	1,881	53,213
Geospace Technologies Corp.*	2,875	23,259
Gulf Island Fabrication, Inc. (x)*	2,819	12,742
Helix Energy Solutions Group, Inc.*	30,311	173,076
ION Geophysical Corp. (x)*	5,279	11,033
KLX Energy Services Holdings, Inc. (x)*	1,149	10,973
Mammoth Energy Services, Inc.*	2,876	13,201
MIND Technology, Inc.*	2,375	4,607
Nabors Industries Ltd. (x)*	1,498	171,132
Natural Gas Services Group, Inc.*	2,751	28,280
NCS Multistage Holdings, Inc.*	98	2,976
Newpark Resources, Inc.*	18,900	65,394
Nine Energy Service, Inc. (x)*	3,787	11,134
Oil States International, Inc.*	12,893	101,210
Profire Energy, Inc.*	7,421	8,386
Ranger Energy Services, Inc.*	1,095	8,760
SEACOR Marine Holdings, Inc.*	4,565	20,132
Select Energy Services, Inc., Class A*	12,387	74,817
Smart Sand, Inc.*	4,725	15,734
Solaris Oilfield Infrastructure, Inc., Class A	6,684	65,102
TETRA Technologies, Inc.*	25,741	111,716
Tidewater, Inc.*	8,614	103,799
US Silica Holdings, Inc.*	15,518	179,388

		1,840,080

Oil, Gas & Consumable Fuels (2.1%)
Adams Resources & Energy, Inc.	638	17,666
Aemetis, Inc. (x)*	4,994	55,783
Alto Ingredients, Inc. (x)*	15,377	93,953
Altus Midstream Co. (x)	682	46,042
American Resources Corp. (x)*	8,080	20,604
Amplify Energy Corp. (x)*	7,642	30,950
Arch Resources, Inc.*	3,196	182,108
Ardmore Shipping Corp.*	7,139	30,127
Battalion Oil Corp.*	591	7,919
Berry Corp.	14,530	97,642
Bonanza Creek Energy, Inc.	6,532	307,461
Centrus Energy Corp., Class A (x)*	1,989	50,481
CONSOL Energy, Inc.*	7,257	134,037
Contango Oil & Gas Co. (x)*	31,002	133,929
Diamond S Shipping, Inc., Class S*	6,581	65,547
Dorian LPG Ltd.*	6,336	89,464
Earthstone Energy, Inc., Class A*	5,064	56,059
Energy Fuels, Inc. (x)*	29,732	179,879
Epsilon Energy Ltd.*	3,044	15,220
Evolution Petroleum Corp.	6,702	33,242
Extraction Oil & Gas, Inc.*	3,300	181,203
Falcon Minerals Corp.	8,686	44,125
Gevo, Inc. (x)*	41,452	301,356
Goodrich Petroleum Corp.*	2,053	30,651
Green Plains, Inc.*	7,840	263,581
Hallador Energy Co.*	4,641	12,508
HighPeak Energy, Inc. (x)*	948	9,698
International Seaways, Inc.	5,051	96,878
Laredo Petroleum, Inc.*	2,662	247,007
Lightbridge Corp.*	1,331	9,809
Meta Materials, Inc.*	12,975	97,179
NACCO Industries, Inc., Class A	885	23,045
Navios Maritime Acquisition Corp.	2,603	8,876
NextDecade Corp.*	5,570	23,004
Nordic American Tankers Ltd.	32,170	105,518
Northern Oil and Gas, Inc.	10,113	210,047
Overseas Shipholding Group, Inc., Class A*	13,694	28,620
Par Pacific Holdings, Inc.*	9,663	162,532
Peabody Energy Corp. (x)*	14,667	116,309
PEDEVCO Corp. (x)*	2,945	4,683
Penn Virginia Corp.*	3,294	77,771
PHX Minerals, Inc.	5,705	21,223
PrimeEnergy Resources Corp.*	138	6,389
REX American Resources Corp.*	1,165	105,060
Riley Exploration Permian, Inc.	483	13,997
Ring Energy, Inc. (x)*	21,087	62,839
SandRidge Energy, Inc.*	6,691	42,020
SilverBow Resources, Inc.*	1,504	34,923
Stabilis Solutions, Inc.*	411	4,092
Teekay Corp. (x)*	14,586	54,260
Teekay Tankers Ltd., Class A (x)*	5,036	72,619
Tellurian, Inc. (x)*	66,956	311,345
Uranium Energy Corp. (x)*	44,628	118,710
Ur-Energy, Inc. (x)*	37,676	52,746
VAALCO Energy, Inc.*	10,874	35,341
Vertex Energy, Inc. (x)*	8,079	106,885
Vine Energy, Inc., Class A*	4,405	68,674

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
W&T Offshore, Inc.*	20,100	$97,485

		4,911,121

Total Energy		6,751,201

Financials (11.2%)
Banks (6.8%)
1st Constitution Bancorp	1,936	40,056
ACNB Corp.	1,924	53,699
Affinity Bancshares, Inc.*	1,119	14,390
Allegiance Bancshares, Inc.	4,049	155,644
Altabancorp	3,800	164,578
Amalgamated Financial Corp.	3,011	47,062
Amerant Bancorp, Inc.*	4,456	95,269
American National Bankshares, Inc.	2,376	73,870
American River Bankshares	1,111	20,109
AmeriServ Financial, Inc.	3,399	13,358
Ames National Corp.	1,899	46,544
Arrow Financial Corp.	2,910	104,614
Atlantic Capital Bancshares, Inc.*	4,112	104,692
Auburn National BanCorp, Inc.	530	18,794
Bancorp, Inc. (The)*	69,391	1,596,687
Bank First Corp. (x)	1,428	99,632
Bank of Commerce Holdings	3,343	50,212
Bank of Marin Bancorp	2,818	89,894
Bank of Princeton (The)	1,211	34,719
Bank of South Carolina Corp.	791	16,215
Bank of the James Financial Group, Inc.	911	14,576
Bank7 Corp.	559	9,643
BankFinancial Corp.	2,948	33,725
Bankwell Financial Group, Inc.	1,286	35,545
Bar Harbor Bankshares	3,167	90,640
BayCom Corp.*	2,161	38,790
BCB Bancorp, Inc.	3,216	43,255
Blue Ridge Bankshares, Inc. (x)	3,565	62,459
Bryn Mawr Bank Corp.	4,219	178,000
Business First Bancshares, Inc.	4,147	95,174
Byline Bancorp, Inc.	5,357	121,229
C&F Financial Corp.	781	39,831
California Bancorp, Inc.*	1,574	29,434
Cambridge Bancorp	1,440	119,506
Camden National Corp.	3,205	153,071
Capital Bancorp, Inc.*	1,593	32,577
Capital City Bank Group, Inc.	2,957	76,261
Capstar Financial Holdings, Inc.	4,230	86,715
Carter Bankshares, Inc.*	5,428	67,904
CB Financial Services, Inc.	1,044	23,125
CBTX, Inc.	3,907	106,700
Central Valley Community Bancorp	2,296	46,264
Century Bancorp, Inc., Class A	578	65,892
Chemung Financial Corp.	759	33,631
ChoiceOne Financial Services, Inc.	1,613	39,067
Citizens & Northern Corp.	3,366	82,467
Citizens Community Bancorp, Inc.	2,247	30,739
Citizens Holding Co.	1,103	20,361
Civista Bancshares, Inc.	3,391	74,941
CNB Financial Corp.	3,510	80,098
Coastal Financial Corp.*	1,979	56,520
Codorus Valley Bancorp, Inc.	2,019	40,461
Colony Bankcorp, Inc.	1,875	33,487
Community Bankers Trust Corp.	4,623	52,425
Community Financial Corp. (The)	1,150	39,675
Community Trust Bancorp, Inc.	3,380	136,484
Community West Bancshares (x)	1,479	19,345
ConnectOne Bancorp, Inc.	7,961	208,339
Cortland Bancorp (x)	813	21,748
County Bancorp, Inc.	1,013	34,401
CrossFirst Bankshares, Inc.*	10,025	137,844
Customers Bancorp, Inc.*	6,267	244,350
Dime Community Bancshares, Inc.	7,481	251,511
Eagle Bancorp Montana, Inc.	1,366	31,418
Emclaire Financial Corp. (x)	451	13,111
Enterprise Bancorp, Inc.	1,999	65,467
Equity Bancshares, Inc., Class A*	2,840	86,592
Esquire Financial Holdings, Inc.*	1,433	33,962
Evans Bancorp, Inc.	1,101	40,847
Farmers & Merchants Bancorp, Inc. (x)	2,205	48,113
Farmers National Banc Corp.	5,553	86,127
Fidelity D&D Bancorp, Inc. (x)	852	46,093
Financial Institutions, Inc.	3,497	104,910
First Bancorp, Inc. (The)	2,301	67,764
First Bancshares, Inc. (The)	4,302	161,024
First Bank	3,316	44,899
First Business Financial Services, Inc.	1,771	47,941
First Capital, Inc.	704	30,525
First Choice Bancorp	2,210	67,294
First Community Bankshares, Inc.	3,775	112,684
First Community Corp.	1,568	31,674
First Financial Corp.	2,721	111,071
First Financial Northwest, Inc.	1,702	25,785
First Foundation, Inc.	8,398	189,039
First Guaranty Bancshares, Inc.	1,103	21,486
First Internet Bancorp	1,961	60,752
First Mid Bancshares, Inc.	3,511	142,231
First National Corp. (x)	890	17,871
First Northwest Bancorp	1,762	30,923
First of Long Island Corp. (The)	4,938	104,834
First Savings Financial Group, Inc.	408	29,849
First United Corp.	1,434	24,995
First US Bancshares, Inc.	1,194	12,859
First Western Financial, Inc.*	1,332	34,485
Five Star Bancorp (x)*	1,115	26,927
Flushing Financial Corp.	6,351	136,102
FNCB Bancorp, Inc.	3,725	27,081
Franklin Financial Services Corp.	941	30,056
FVCBankcorp, Inc.*	2,462	42,494
German American Bancorp, Inc.	5,234	194,705
Glen Burnie Bancorp	251	3,258
Great Southern Bancorp, Inc.	2,355	126,934
Guaranty Bancshares, Inc.	1,703	58,021
Hanmi Financial Corp.	6,434	122,632
HarborOne Bancorp, Inc.	10,644	152,635
Hawthorn Bancshares, Inc.	1,286	29,488
HBT Financial, Inc.	2,166	37,710
Heritage Commerce Corp.	12,625	140,516
HomeTrust Bancshares, Inc.	3,238	90,340
Horizon Bancorp, Inc.	9,247	161,175
Howard Bancorp, Inc.*	2,759	44,503

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Independent Bank Corp.	4,607	$100,018
Investar Holding Corp.	2,084	47,703
Lakeland Bancorp, Inc.	10,679	186,669
Landmark Bancorp, Inc.	882	23,823
LCNB Corp.	2,728	44,657
Level One Bancorp, Inc.	1,052	28,720
Limestone Bancorp, Inc.*	1,155	19,219
Macatawa Bank Corp.	6,093	53,314
Mackinac Financial Corp.	1,904	37,623
MainStreet Bancshares, Inc.*	1,428	32,244
Malvern Bancorp, Inc. (x)*	1,523	28,160
Mercantile Bank Corp.	3,477	105,005
Meridian Corp.	1,134	29,767
Metrocity Bankshares, Inc.	4,009	70,198
Metropolitan Bank Holding Corp.*	1,628	98,038
Mid Penn Bancorp, Inc.	2,068	56,767
Middlefield Banc Corp.	1,304	30,774
Midland States Bancorp, Inc.	4,739	124,494
MidWestOne Financial Group, Inc.	3,280	94,366
MVB Financial Corp.	2,064	88,050
National Bankshares, Inc.	1,374	48,104
Nicolet Bankshares, Inc.*	1,887	132,732
Northeast Bank	1,601	47,822
Northrim BanCorp, Inc.	1,325	56,644
Norwood Financial Corp.	1,609	41,834
Oak Valley Bancorp	1,451	26,365
Ohio Valley Banc Corp.	973	23,790
Old Point Financial Corp.	840	20,378
Old Second Bancorp, Inc.	5,863	72,701
Origin Bancorp, Inc.	4,686	198,968
Orrstown Financial Services, Inc.	2,383	54,976
Pacific Mercantile Bancorp*	4,048	34,813
Parke Bancorp, Inc.	2,211	43,247
Partners Bancorp	1,964	15,791
Pathfinder Bancorp, Inc. (x)	764	12,086
Patriot National Bancorp, Inc. (x)*	504	4,607
PCB Bancorp	2,648	42,633
Peapack-Gladstone Financial Corp.	3,901	121,204
Penns Woods Bancorp, Inc.	1,537	36,611
Peoples Bancorp of North Carolina, Inc.	976	25,181
Peoples Bancorp, Inc.	4,039	119,635
Peoples Financial Services Corp.	1,526	65,008
Plumas Bancorp	1,015	32,510
Preferred Bank	2,928	185,255
Premier Financial Bancorp, Inc.	2,760	46,506
Primis Financial Corp.	5,257	80,222
Professional Holding Corp., Class A*	2,613	47,086
QCR Holdings, Inc.	3,262	156,870
RBB Bancorp	3,121	75,591
Red River Bancshares, Inc.	955	48,237
Reliant Bancorp, Inc.	3,239	89,817
Republic Bancorp, Inc., Class A	2,106	97,150
Republic First Bancorp, Inc.*	9,356	37,330
Richmond Mutual BanCorp, Inc.	2,390	35,611
Riverview Financial Corp. (x)*	1,925	22,003
Salisbury Bancorp, Inc.	592	30,074
SB Financial Group, Inc.	1,427	26,399
Select Bancorp, Inc.*	3,167	51,052
Shore Bancshares, Inc.	2,526	42,310
Sierra Bancorp	3,071	78,157
Silvergate Capital Corp., Class A*	12,267	1,390,096
SmartFinancial, Inc.	2,924	70,205
Sound Financial Bancorp, Inc.	466	20,206
South Plains Financial, Inc.	2,262	52,320
Southern First Bancshares, Inc.*	1,558	79,707
Spirit of Texas Bancshares, Inc.	2,711	61,919
Stock Yards Bancorp, Inc.	4,373	222,542
Summit Financial Group, Inc.	2,474	54,453
Summit State Bank (x)	1,145	17,793
TriState Capital Holdings, Inc.*	6,147	125,337
Union Bankshares, Inc. (x)	864	31,277
United Bancorp, Inc.	1,091	15,994
United Bancshares, Inc.	600	21,606
United Security Bancshares	3,041	24,845
Unity Bancorp, Inc.	1,536	33,869
Univest Financial Corp.	6,334	167,028
Village Bank and Trust Financial Corp.*	107	5,237
Virginia National Bankshares Corp. (x)	977	37,996
Washington Trust Bancorp, Inc.	3,699	189,944
West BanCorp, Inc.	3,473	96,376

		15,845,119

Capital Markets (1.0%)
Ashford, Inc.*	211	4,794
Associated Capital Group, Inc., Class A	324	12,591
Blucora, Inc.*	10,237	177,203
Cohen & Co., Inc. (REIT)*	92	1,734
Cowen, Inc., Class A	5,503	225,898
Diamond Hill Investment Group, Inc.	656	109,755
Donnelley Financial Solutions, Inc.*	6,217	205,161
GAMCO Investors, Inc., Class A	1,074	26,957
Greenhill & Co., Inc.	3,081	47,940
Hennessy Advisors, Inc.	1,016	9,469
Heritage Global, Inc.*	4,388	11,102
Manning & Napier, Inc.*	2,942	23,154
Oppenheimer Holdings, Inc., Class A	1,990	101,172
Piper Sandler Cos.	8,007	1,037,387
Pzena Investment Management, Inc., Class A	3,703	40,770
Safeguard Scientifics, Inc.*	4,334	33,632
Siebert Financial Corp.*	2,598	12,496
Silvercrest Asset Management Group, Inc., Class A	2,110	31,734
StoneX Group, Inc.*	3,560	215,985
Value Line, Inc.	213	6,603
Westwood Holdings Group, Inc.	1,617	35,186

		2,370,723

Consumer Finance (0.4%)
Atlanticus Holdings Corp.*	1,127	44,742
Consumer Portfolio Services, Inc.*	3,750	16,875
Curo Group Holdings Corp.	4,498	76,466
Elevate Credit, Inc. (x)*	5,151	18,389
Enova International, Inc.*	7,715	263,930
EZCORP, Inc., Class A*	10,420	62,833
Medallion Financial Corp.*	4,411	39,082

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Nicholas Financial, Inc.*	1,213	$13,610
Oportun Financial Corp.*	4,406	88,252
Regional Management Corp.	1,756	81,724
World Acceptance Corp. (x)*	926	148,382

		854,285

Diversified Financial Services (0.1%)
Alerus Financial Corp.	3,231	93,731
A-Mark Precious Metals, Inc.	1,842	85,653
Banco Latinoamericano de Comercio Exterior SA, Class E	6,645	102,134
FlexShopper, Inc.*	3,083	9,156
GWG Holdings, Inc.*	592	4,221
Marlin Business Services Corp.	1,749	39,807
SWK Holdings Corp.*	703	12,338

		347,040

Insurance (1.1%)
Ambac Financial Group, Inc.*	9,594	150,242
Atlantic American Corp. (x)	932	4,026
Citizens, Inc. (x)*	10,555	55,836
Crawford & Co., Class A	3,513	31,863
Donegal Group, Inc., Class A	3,203	46,668
FedNat Holding Co.	3,457	14,347
FG Financial Group, Inc.*	294	2,719
Greenlight Capital Re Ltd., Class A*	5,649	51,575
Hallmark Financial Services, Inc.*	2,796	12,442
HCI Group, Inc. (x)	1,202	119,515
Heritage Insurance Holdings, Inc.	5,580	47,876
ICC Holdings, Inc.*	194	3,114
Independence Holding Co.	931	43,124
Investors Title Co.	276	48,198
Kingstone Cos., Inc.	2,154	16,801
Kingsway Financial Services, Inc. (x)*	2,162	10,810
Maiden Holdings Ltd.*	14,413	48,572
MBIA, Inc.*	10,080	110,880
MetroMile, Inc. (x)*	7,794	71,315
Midwest Holding, Inc.*	187	7,315
National Western Life Group, Inc., Class A	543	121,844
NI Holdings, Inc.*	1,847	35,111
ProSight Global, Inc.*	2,001	25,533
State Auto Financial Corp.	3,746	64,132
Tiptree, Inc.	4,825	44,872
Trean Insurance Group, Inc.*	3,680	55,494
Trupanion, Inc.*	8,105	932,885
United Fire Group, Inc.	4,423	122,650
United Insurance Holdings Corp.	4,425	25,223
Universal Insurance Holdings, Inc.	5,742	79,699
Vericity, Inc.*	315	3,015
Watford Holdings Ltd.*	3,736	130,723

		2,538,419

Mortgage Real Estate Investment Trusts (REITs) (0.7%)
ACRES Commercial Realty Corp. (REIT)*	1,922	30,867
AFC Gamma, Inc. (REIT)	1,532	31,636
AG Mortgage Investment Trust, Inc. (REIT)	9,742	41,598
Ares Commercial Real Estate Corp. (REIT)	8,082	118,725
Arlington Asset Investment Corp. (REIT), Class A*	6,992	28,388
ARMOUR Residential REIT, Inc. (REIT)	14,977	171,037
Capstead Mortgage Corp. (REIT)	20,173	123,862
Cherry Hill Mortgage Investment Corp. (REIT)	3,727	36,748
Dynex Capital, Inc. (REIT)	6,439	120,152
Ellington Financial, Inc. (REIT)	8,682	166,260
Ellington Residential Mortgage REIT (REIT)	1,954	22,999
Granite Point Mortgage Trust, Inc. (REIT)	11,570	170,658
Great Ajax Corp. (REIT)	4,658	60,461
Invesco Mortgage Capital, Inc. (REIT) (x)	52,514	204,805
Lument Finance Trust, Inc. (REIT)	4,149	17,467
Manhattan Bridge Capital, Inc. (REIT)(x)	1,330	10,387
Nexpoint Real Estate Finance, Inc. (REIT)	1,107	23,125
Orchid Island Capital, Inc. (REIT) (x)	20,325	105,487
Ready Capital Corp. (REIT)	12,246	194,344
Sachem Capital Corp. (REIT)	4,266	22,823
Tremont Mortgage Trust (REIT)	1,606	9,748
Western Asset Mortgage Capital Corp. (REIT)	12,812	41,639

		1,753,216

Thrifts & Mortgage Finance (1.1%)
1895 Bancorp of Wisconsin, Inc.*	460	6,900
Bogota Financial Corp.*	1,308	13,315
Bridgewater Bancshares, Inc.*	4,533	73,208
Broadway Financial Corp.*	4,676	12,578
CBM Bancorp, Inc.	661	9,935
CF Bankshares, Inc.	875	16,669
Cincinnati Bancorp, Inc.*	400	5,672
Elmira Savings Bank	610	8,729
ESSA Bancorp, Inc.	2,042	33,468
Federal Agricultural Mortgage Corp., Class C	1,986	196,415
FFBW, Inc.*	1,259	14,353
Finance of America Cos., Inc., Class A*	6,868	52,403
First Seacoast Bancorp*	551	5,499
FS Bancorp, Inc.	835	59,510
Greene County Bancorp, Inc.	734	20,640
Guaranty Federal Bancshares, Inc.	662	16,120
Hingham Institution For Savings (The)	316	91,798
HMN Financial, Inc.*	849	18,084
Home Bancorp, Inc.	1,696	64,635
Home Federal Bancorp, Inc. of Louisiana (x)	546	10,516
Home Point Capital, Inc. (x)*	1,664	9,867
HomeStreet, Inc.	4,532	184,634
HV Bancorp, Inc.*	246	5,400
IF Bancorp, Inc. (x)	472	10,856
Impac Mortgage Holdings, Inc.*	2,666	5,652
Kentucky First Federal Bancorp (x)	807	5,940
Lake Shore Bancorp, Inc. (x)	411	6,309

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Luther Burbank Corp.	3,658	$43,384
Magyar Bancorp, Inc. (x)*	450	6,165
Merchants Bancorp	2,096	82,247
Meridian Bancorp, Inc.	10,017	204,948
Mid-Southern Bancorp, Inc. (x)	658	10,488
MMA Capital Holdings, Inc.*	1,025	27,839
Northfield Bancorp, Inc.	9,691	158,932
Oconee Federal Financial Corp.	206	4,816
Ocwen Financial Corp. (x)*	1,736	53,781
OP Bancorp	2,677	26,931
PCSB Financial Corp.	3,067	55,727
PDL Community Bancorp*	1,471	20,094
Pioneer Bancorp, Inc.*	2,641	31,745
Premier Financial Corp.	7,973	226,513
Provident Bancorp, Inc.	3,372	54,997
Provident Financial Holdings, Inc.	1,386	23,936
Prudential Bancorp, Inc.	1,623	22,479
Randolph Bancorp, Inc.*	1,028	21,290
Rhinebeck Bancorp, Inc.*	979	10,671
Riverview Bancorp, Inc.	4,829	34,238
Security National Financial Corp., Class A*	2,251	19,696
Severn Bancorp, Inc. (x)	1,842	21,920
Southern Missouri Bancorp, Inc.	1,696	76,252
Sterling Bancorp, Inc.*	3,973	18,077
Territorial Bancorp, Inc.	1,842	47,837
Timberland Bancorp, Inc.	1,728	48,591
Velocity Financial, Inc.*	1,836	22,932
Waterstone Financial, Inc.	5,053	99,342
Western New England Bancorp, Inc.	4,811	39,210
William Penn Bancorp (x)	2,808	33,415
WVS Financial Corp. (x)	330	5,445

		2,513,043

Total Financials		26,221,845

Health Care (32.3%)
Biotechnology (16.6%)
180 Life Sciences Corp. (x)*	3,780	37,800
4D Molecular Therapeutics, Inc.*	2,070	49,846
89bio, Inc. (x)*	2,062	38,559
Abeona Therapeutics, Inc.*	17,977	28,044
Acorda Therapeutics, Inc. (x)*	1,960	9,349
Actinium Pharmaceuticals, Inc.*	4,074	32,225
Adamas Pharmaceuticals, Inc.*	8,310	43,877
Adicet Bio, Inc.*	4,366	44,926
Aditx Therapeutics, Inc.*	2,410	6,242
ADMA Biologics, Inc.*	23,870	38,192
Adverum Biotechnologies, Inc.*	18,452	64,582
Aeglea BioTherapeutics, Inc.*	8,584	59,745
Affimed NV*	24,482	208,097
Agenus, Inc.*	41,634	228,571
AgeX Therapeutics, Inc. (x)*	4,329	6,710
Aileron Therapeutics, Inc. (x)*	14,981	18,726
AIM ImmunoTech, Inc. (x)*	9,870	21,220
Akebia Therapeutics, Inc. (x)*	33,839	128,250
Akero Therapeutics, Inc. (x)*	5,417	134,396
Akouos, Inc. (x)*	5,039	63,239
Albireo Pharma, Inc. (x)*	3,584	126,085
Aldeyra Therapeutics, Inc.*	10,227	115,872
Aligos Therapeutics, Inc. (x)*	3,955	80,623
Allena Pharmaceuticals, Inc. (x)*	11,429	14,858
Alpine Immune Sciences, Inc. (x)*	2,348	21,132
Altimmune, Inc. (x)*	6,879	67,758
AnaptysBio, Inc.*	4,057	105,198
Anavex Life Sciences Corp. (x)*	13,112	299,740
Anika Therapeutics, Inc.*	3,062	132,554
Anixa Biosciences, Inc.*	6,052	23,482
Annexon, Inc.*	6,567	147,823
Annovis Bio, Inc. (x)*	958	81,986
Applied Genetic Technologies Corp.*	9,236	36,113
Applied Therapeutics, Inc. (x)*	3,748	77,883
Aprea Therapeutics, Inc.*	3,769	18,393
Aptevo Therapeutics, Inc.*	524	11,753
Aptinyx, Inc.*	9,431	26,690
AquaBounty Technologies, Inc. (x)*	11,085	59,416
Aravive, Inc.*	3,116	18,634
Arbutus Biopharma Corp.*	16,589	50,265
ARCA biopharma, Inc.*	3,131	10,927
Arcturus Therapeutics Holdings, Inc. (x)*	4,469	151,231
Ardelyx, Inc.*	17,830	135,151
Aridis Pharmaceuticals, Inc.*	1,851	13,697
Armata Pharmaceuticals, Inc.*	1,996	7,924
Assembly Biosciences, Inc.*	8,408	32,623
Athenex, Inc.*	18,320	84,638
Athersys, Inc. (x)*	42,221	60,798
Atossa Therapeutics, Inc.*	24,741	156,363
Atreca, Inc., Class A (x)*	5,528	47,099
aTyr Pharma, Inc.*	3,320	16,202
AVEO Pharmaceuticals, Inc.*	6,432	42,387
Avid Bioservices, Inc.*	12,748	326,986
Avidity Biosciences, Inc.*	6,390	157,897
Avita Medical, Inc. (x)*	5,039	103,400
Avrobio, Inc.*	7,702	68,471
Axcella Health, Inc.*	3,927	15,747
Aziyo Biologics, Inc., Class A*	482	4,632
Beam Therapeutics, Inc. (x)*	6,798	874,971
Benitec Biopharma, Inc. (x)*	1,693	7,195
Beyondspring, Inc. (x)*	4,729	49,371
BioCardia, Inc.*	2,691	10,683
Biocept, Inc.*	2,888	12,101
Biomea Fusion, Inc. (x)*	1,813	28,301
Bio-Path Holdings, Inc.*	1,502	10,018
BioVie, Inc.*	508	8,611
Bioxcel Therapeutics, Inc. (x)*	3,242	94,213
Bolt Biotherapeutics, Inc. (x)*	2,444	37,784
BrainStorm Cell Therapeutics, Inc.*	6,757	25,677
Cabaletta Bio, Inc.*	3,463	29,782
Caladrius Biosciences, Inc.*	12,551	20,207
Calithera Biosciences, Inc.*	14,869	31,076
Calyxt, Inc.*	2,773	11,147
Capricor Therapeutics, Inc. (x)*	4,517	23,172
Cardiff Oncology, Inc.*	7,612	50,620
CareDx, Inc.*	19,033	1,741,900
CASI Pharmaceuticals, Inc.*	22,918	35,523
Catabasis Pharmaceuticals, Inc.*	5,294	11,170
Catalyst Biosciences, Inc.*	6,832	29,583
Catalyst Pharmaceuticals, Inc.*	20,523	118,007
Celcuity, Inc.*	1,658	39,792
Celldex Therapeutics, Inc.*	8,272	276,616

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Cellectar Biosciences, Inc.*	10,900	$12,971
CEL-SCI Corp. (x)*	7,499	65,091
Celsion Corp. (x)*	17,954	22,802
Checkmate Pharmaceuticals, Inc.*	1,806	10,764
Checkpoint Therapeutics, Inc.*	12,893	38,034
ChemoCentryx, Inc.*	11,447	153,275
Chimerix, Inc.*	15,343	122,744
Chinook Therapeutics, Inc.*	6,626	93,559
Cidara Therapeutics, Inc.*	9,339	18,865
Clene, Inc. (x)*	4,801	53,963
Cleveland BioLabs, Inc.*	1,323	7,237
Clovis Oncology, Inc. (x)*	21,003	121,817
Codiak Biosciences, Inc.*	3,315	61,427
Cogent Biosciences, Inc.*	7,791	63,185
Cohbar, Inc. (m)*	9,455	13,237
Concert Pharmaceuticals, Inc.*	6,725	28,379
ContraFect Corp.*	8,319	36,604
Corbus Pharmaceuticals Holdings, Inc.*	25,419	46,517
Corvus Pharmaceuticals, Inc.*	5,421	14,474
Crinetics Pharmaceuticals, Inc.*	7,691	144,975
CTI BioPharma Corp.*	18,241	45,602
Cue Biopharma, Inc.*	6,330	73,744
Curis, Inc. (x)*	132,095	1,066,007
Cyclacel Pharmaceuticals, Inc.*	1,924	11,390
Cyclerion Therapeutics, Inc.*	6,103	23,802
Cyclo Therapeutics, Inc.*	812	8,307
CytomX Therapeutics, Inc.*	13,678	86,582
Decibel Therapeutics, Inc.*	1,654	14,224
DermTech, Inc. (x)*	5,001	207,892
DiaMedica Therapeutics, Inc.*	3,940	17,533
Dyadic International, Inc.*	4,233	15,196
Dynavax Technologies Corp. (x)*	22,798	224,560
Eagle Pharmaceuticals, Inc.*	2,465	105,502
Eiger BioPharmaceuticals, Inc.*	6,798	57,919
Eledon Pharmaceuticals, Inc.*	2,718	21,499
Enochian Biosciences, Inc.*	3,184	15,824
Entasis Therapeutics Holdings, Inc. (x)*	2,179	5,818
Epizyme, Inc.*	18,903	157,084
Equillium, Inc. (x)*	2,605	15,343
Esperion Therapeutics, Inc.*	5,556	117,509
Evelo Biosciences, Inc. (x)*	6,382	87,689
Exicure, Inc.*	12,755	19,133
Fennec Pharmaceuticals, Inc.*	3,823	27,870
Finch Therapeutics Group, Inc. (x)*	1,581	22,245
Flexion Therapeutics, Inc.*	10,234	84,226
Foghorn Therapeutics, Inc. (x)*	4,115	43,907
Forte Biosciences, Inc.*	2,377	79,915
Fortress Biotech, Inc. (x)*	15,113	53,953
Frequency Therapeutics, Inc. (x)*	6,776	67,489
G1 Therapeutics, Inc. (x)*	8,290	181,883
Gain Therapeutics, Inc. (x)*	812	8,128
Galectin Therapeutics, Inc.*	7,841	25,091
Galera Therapeutics, Inc.*	2,856	28,074
Gemini Therapeutics, Inc. (x)*	4,583	29,652
Genocea Biosciences, Inc. (x)*	8,155	19,083
Genprex, Inc.*	9,588	32,120
GeoVax Labs, Inc. (x)*	1,315	6,575
Geron Corp. (x)*	63,802	89,961
GlycoMimetics, Inc.*	9,067	21,035
Gossamer Bio, Inc.*	13,022	105,739
Greenwich Lifesciences, Inc. (x)*	853	38,334
Gritstone bio, Inc. (x)*	8,548	78,043
GT Biopharma, Inc. (x)*	4,984	77,252
Harpoon Therapeutics, Inc.*	3,920	54,370
Heat Biologics, Inc. (x)*	5,185	34,895
Homology Medicines, Inc.*	8,892	64,645
Hookipa Pharma, Inc.*	3,977	36,429
Humanigen, Inc.*	9,465	164,502
iBio, Inc. (x)*	45,759	69,096
Ideaya Biosciences, Inc.*	5,914	124,135
Idera Pharmaceuticals, Inc. (x)*	8,571	10,285
ImmuCell Corp.*	1,094	10,393
Immunic, Inc.*	3,239	39,710
ImmunoGen, Inc.*	41,307	272,213
Immunome, Inc.*	1,786	30,898
Impel Neuropharma, Inc. (x)*	1,076	9,523
Infinity Pharmaceuticals, Inc. (x)*	18,366	54,914
Inhibikase Therapeutics, Inc. (x)*	571	1,599
Inhibrx, Inc.*	5,882	161,873
Inmune Bio, Inc. (x)*	1,898	33,348
Inozyme Pharma, Inc. (x)*	3,027	51,580
Insmed, Inc. (x)*	19,874	565,614
Intercept Pharmaceuticals, Inc. (x)*	5,943	118,682
iTeos Therapeutics, Inc.*	4,258	109,218
IVERIC bio, Inc.*	19,070	120,332
Jounce Therapeutics, Inc.*	6,972	47,410
Kadmon Holdings, Inc.*	36,814	142,470
KalVista Pharmaceuticals, Inc.*	4,215	100,991
Karuna Therapeutics, Inc.*	6,798	774,904
Karyopharm Therapeutics, Inc. (x)*	15,229	157,163
Keros Therapeutics, Inc.*	3,293	139,854
Kezar Life Sciences, Inc.*	7,232	39,270
Kindred Biosciences, Inc.*	9,196	84,327
Kintara Therapeutics, Inc. (x)*	5,855	13,291
Kiromic BioPharma, Inc. (x)*	723	3,478
Krystal Biotech, Inc.*	30,212	2,054,416
La Jolla Pharmaceutical Co.*	3,756	16,076
Lantern Pharma, Inc. (x)*	1,666	24,324
Larimar Therapeutics, Inc. (x)*	1,981	19,453
Leap Therapeutics, Inc. (x)*	8,889	14,578
Lexicon Pharmaceuticals, Inc. (x)*	14,332	65,784
Lineage Cell Therapeutics, Inc. (x)*	25,494	72,658
Lixte Biotechnology Holdings, Inc.*	303	918
LogicBio Therapeutics, Inc.*	4,496	19,962
Lumos Pharma, Inc. (x)*	1,386	13,777
MacroGenics, Inc.*	28,007	752,268
Magenta Therapeutics, Inc.*	6,299	61,604
MannKind Corp. (x)*	51,878	282,735
Marker Therapeutics, Inc.*	12,376	34,529
MediciNova, Inc. (x)*	9,852	41,871
MEI Pharma, Inc.*	23,026	65,624
MeiraGTx Holdings plc*	6,281	97,355
Merrimack Pharmaceuticals, Inc.*	2,218	14,173
Mersana Therapeutics, Inc.*	14,564	197,779
Metacrine, Inc.*	3,071	11,670
MiMedx Group, Inc. (x)*	23,398	292,709
Minerva Neurosciences, Inc.*	7,453	17,291
Mirum Pharmaceuticals, Inc.*	790	13,659
Molecular Templates, Inc. (x)*	7,778	60,824
Moleculin Biotech, Inc.*	5,836	21,418

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Monopar Therapeutics, Inc.*	784	$4,618
Mustang Bio, Inc.*	14,744	48,950
Myovant Sciences Ltd. (x)*	56,726	1,291,651
NanoViricides, Inc.*	2,165	10,046
Navidea Biopharmaceuticals, Inc. (x)*	4,175	7,640
Neoleukin Therapeutics, Inc.*	7,414	68,431
NeuBase Therapeutics, Inc.*	5,465	26,177
NeuroBo Pharmaceuticals, Inc.*	1,902	6,334
NexImmune, Inc.*	1,480	24,154
NextCure, Inc.*	3,943	31,662
Nkarta, Inc. (x)*	2,973	94,214
Nymox Pharmaceutical Corp.*	9,318	14,722
Olema Pharmaceuticals, Inc. (x)*	2,573	71,993
Oncocyte Corp.*	14,946	85,790
Oncorus, Inc. (x)*	4,296	59,285
OncoSec Medical, Inc. (x)*	4,993	14,030
Oncternal Therapeutics, Inc.*	9,306	44,203
OpGen, Inc.*	8,156	18,514
Orchard Therapeutics plc (ADR)*	184,981	812,067
Organovo Holdings, Inc. (x)*	1,550	14,570
Orgenesis, Inc.*	4,554	23,089
ORIC Pharmaceuticals, Inc.*	6,210	109,855
Outlook Therapeutics, Inc. (x)*	18,286	45,532
Ovid therapeutics, Inc.*	12,046	47,100
Oyster Point Pharma, Inc. (x)*	2,335	40,139
Panbela Therapeutics, Inc. (x)*	1,662	4,703
PDS Biotechnology Corp.*	3,856	48,393
PhaseBio Pharmaceuticals, Inc.*	7,538	28,041
Phio Pharmaceuticals Corp.*	3,001	6,782
Pieris Pharmaceuticals, Inc.*	11,287	43,229
Plus Therapeutics, Inc.*	4,579	11,722
Portage Biotech, Inc.*	742	15,552
Poseida Therapeutics, Inc. (x)*	6,035	60,471
Precision BioSciences, Inc.*	10,062	125,976
Prometheus Biosciences, Inc. (x)*	2,392	58,748
Protagonist Therapeutics, Inc.*	23,002	1,032,330
Protalix BioTherapeutics, Inc. (x)*	8,302	15,857
Protara Therapeutics, Inc.*	2,111	20,561
Prothena Corp. plc*	7,200	370,152
Puma Biotechnology, Inc.*	6,745	61,919
Qualigen Therapeutics, Inc. (x)*	5,887	11,715
RAPT Therapeutics, Inc.*	3,803	120,897
Reneo Pharmaceuticals, Inc.*	1,318	12,297
Rezolute, Inc. (x)*	933	13,314
Rigel Pharmaceuticals, Inc.*	483,284	2,097,453
Rocket Pharmaceuticals, Inc.*	25,501	1,129,439
Salarius Pharmaceuticals, Inc.*	9,363	9,925
Savara, Inc.*	16,369	27,827
Scholar Rock Holding Corp. (x)*	5,841	168,805
Scopus Biopharma, Inc.*	1,268	9,054
Selecta Biosciences, Inc.*	18,877	78,906
SELLAS Life Sciences Group, Inc. (x)*	3,201	35,531
Sensei Biotherapeutics, Inc. (x)*	1,662	16,221
Seres Therapeutics, Inc. (x)*	90,430	2,156,755
Sesen Bio, Inc. (x)*	35,980	166,228
Sierra Oncology, Inc.*	1,287	25,096
Sigilon Therapeutics, Inc.*	1,527	16,385
Sio Gene Therapies, Inc. (x)*	8,017	21,886
Soleno Therapeutics, Inc.*	11,459	13,063
Solid Biosciences, Inc.*	12,532	45,867
Soligenix, Inc. (x)*	8,408	9,333
Spectrum Pharmaceuticals, Inc.*	32,713	122,674
Spero Therapeutics, Inc.*	5,082	70,945
Spruce Biosciences, Inc. (x)*	1,810	20,290
SQZ Biotechnologies Co. (x)*	4,794	69,273
Summit Therapeutics, Inc. (x)*	4,584	34,197
Surface Oncology, Inc.*	7,053	52,615
Sutro Biopharma, Inc.*	9,127	169,671
Syndax Pharmaceuticals, Inc.*	39,900	685,083
Synlogic, Inc.*	6,119	23,803
Syros Pharmaceuticals, Inc. (x)*	12,200	66,490
T2 Biosystems, Inc. (x)*	30,128	35,852
Talaris Therapeutics, Inc.*	1,885	27,691
Taysha Gene Therapies, Inc.*	4,689	99,407
TCR2 Therapeutics, Inc.*	6,461	106,025
Tenax Therapeutics, Inc.*	2,134	4,631
TG Therapeutics, Inc.*	20,330	788,601
Tonix Pharmaceuticals Holding Corp. (x)*	69,041	76,636
Tracon Pharmaceuticals, Inc.*	2,599	16,868
Trevena, Inc. (x)*	34,347	58,046
Trillium Therapeutics, Inc. (x)*	106,059	1,028,772
Turning Point Therapeutics, Inc.*	8,218	641,168
Tyme Technologies, Inc. (x)*	14,865	18,730
UNITY Biotechnology, Inc. (x)*	8,712	40,424
UroGen Pharma Ltd. (x)*	4,114	62,821
Vaccinex, Inc. (x)*	3,532	9,890
Vanda Pharmaceuticals, Inc.*	11,574	248,957
Vaxart, Inc. (x)*	25,210	188,823
Vaxcyte, Inc. (x)*	8,395	188,971
VBI Vaccines, Inc. (x)*	39,348	131,816
Verastem, Inc. (x)*	179,177	729,250
Viking Therapeutics, Inc. (x)*	14,465	86,645
Vincerx Pharma, Inc.*	936	12,159
Viracta Therapeutics, Inc. (x)*	7,701	87,329
Viridian Therapeutics, Inc.*	1,752	32,044
Virios Therapeutics, Inc. (x)*	719	4,523
VistaGen Therapeutics, Inc. (x)*	40,264	126,832
Vor BioPharma, Inc. (x)*	2,410	44,946
Voyager Therapeutics, Inc.*	5,916	24,433
vTv Therapeutics, Inc., Class A*	4,244	9,676
Vyant Bio, Inc. (x)*	6,195	23,169
Werewolf Therapeutics, Inc. (x)*	1,585	27,642
Windtree Therapeutics, Inc. (x)*	4,060	9,297
X4 Pharmaceuticals, Inc.*	4,959	32,234
XBiotech, Inc. (x)*	3,160	52,330
Xenon Pharmaceuticals, Inc.*	44,201	823,023
XOMA Corp. (x)*	1,276	43,384
Yield10 Bioscience, Inc. (x)*	851	7,259
Yumanity Therapeutics, Inc. (x)*	1,867	21,751
ZIOPHARM Oncology, Inc. (x)*	44,336	117,047

		38,859,410

Health Care Equipment & Supplies (8.4%)
Accelerate Diagnostics, Inc. (x)*	6,933	55,880
Accuray, Inc.*	19,736	89,207
Acutus Medical, Inc.*	3,268	55,491
Alphatec Holdings, Inc.*	14,499	222,125
AngioDynamics, Inc.*	7,806	211,777
Apollo Endosurgery, Inc.*	3,902	31,606

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Apyx Medical Corp.*	6,582	$67,860
Asensus Surgical, Inc. (x)*	49,457	156,779
Aspira Women’s Health, Inc. (x)*	15,378	86,424
Avinger, Inc. (x)*	20,440	25,141
Axonics, Inc.*	38,822	2,461,703
Bellerophon Therapeutics, Inc.*	1,478	7,153
Beyond Air, Inc.*	3,640	23,587
BioLife Solutions, Inc.*	5,143	228,915
Biomerica, Inc. (x)*	1,901	7,623
BioSig Technologies, Inc.*	5,623	21,705
Bioventus, Inc., Class A (x)*	1,753	30,853
Chembio Diagnostics, Inc.*	4,234	12,575
ClearPoint Neuro, Inc. (x)*	3,930	75,024
Co-Diagnostics, Inc.*	5,747	47,413
CryoPort, Inc. (x)*	34,979	2,207,175
Cutera, Inc.*	3,718	182,294
CytoSorbents Corp. (x)*	8,672	65,474
Dare Bioscience, Inc. (x)*	9,679	18,293
DarioHealth Corp. (x)*	2,839	60,641
Delcath Systems, Inc. (x)*	1,107	13,959
Ekso Bionics Holdings, Inc.*	2,652	14,586
ElectroCore, Inc.*	8,699	10,352
Electromed, Inc.*	1,630	18,403
ENDRA Life Sciences, Inc. (x)*	8,073	17,599
FONAR Corp.*	1,423	25,159
GBS, Inc. (x)*	517	2,037
Hancock Jaffe Laboratories, Inc.*	1,596	10,965
Helius Medical Technologies, Inc.*	349	5,919
Inari Medical, Inc.*	8,492	792,134
Intersect ENT, Inc.*	7,003	119,681
IntriCon Corp.*	1,796	40,374
Invacare Corp.*	7,214	58,217
INVO BioScience, Inc.*	1,501	6,980
iRadimed Corp.*	1,326	38,998
IRIDEX Corp.*	2,651	18,716
Kewaunee Scientific Corp.*	471	6,778
Lantheus Holdings, Inc.*	14,249	393,842
LeMaitre Vascular, Inc.	3,778	230,534
LENSAR, Inc.*	1,911	16,549
Lucira Health, Inc.*	1,998	13,267
Meridian Bioscience, Inc.*	9,016	199,975
Microbot Medical, Inc. (x)*	1,416	11,243
Milestone Scientific, Inc.*	10,279	25,184
Misonix, Inc.*	2,581	57,247
Motus GI Holdings, Inc. (x)*	9,142	9,508
Natus Medical, Inc.*	7,120	184,978
Nemaura Medical, Inc.*	2,324	24,053
Neuronetics, Inc. (x)*	5,263	84,313
NeuroPace, Inc. (x)*	26,989	642,068
OraSure Technologies, Inc.*	15,074	152,850
Orthofix Medical, Inc.*	4,009	160,801
OrthoPediatrics Corp.*	33,995	2,147,804
Outset Medical, Inc.*	17,224	860,855
PAVmed, Inc.*	15,153	96,979
Predictive Oncology, Inc.*	10,288	13,477
Pro-Dex, Inc.*	456	13,935
Pulmonx Corp. (x)*	20,209	891,621
Pulse Biosciences, Inc. (x)*	2,939	48,200
Quotient Ltd.*	16,499	60,056
Repro-Med Systems, Inc.*	6,342	29,363
Retractable Technologies, Inc. (x)*	3,653	42,229
ReWalk Robotics Ltd.*	9,766	16,505
Sanara Medtech, Inc. (x)*	630	23,278
SeaSpine Holdings Corp.*	6,690	137,212
Second Sight Medical Products, Inc. (x)*	2,567	12,681
Senseonics Holdings, Inc. (x)*	87,667	336,641
Sensus Healthcare, Inc. (x)*	2,682	10,326
Shockwave Medical, Inc.*	7,484	1,419,939
SI-BONE, Inc.*	66,827	2,103,046
Sientra, Inc. (x)*	12,152	96,730
SiNtx Technologies, Inc.*	5,207	9,997
Soliton, Inc. (x)*	1,932	43,451
Stereotaxis, Inc.*	10,489	101,114
Strata Skin Sciences, Inc. (x)*	4,539	6,990
Surgalign Holdings, Inc.*	21,185	29,447
Surmodics, Inc.*	2,848	154,504
Talis Biomedical Corp.*	3,080	33,972
Tela Bio, Inc.*	1,457	23,472
TransMedics Group, Inc.*	5,478	181,760
Treace Medical Concepts, Inc.*	16,351	511,132
Utah Medical Products, Inc.	737	62,674
Vapotherm, Inc.*	4,803	113,543
Venus Concept, Inc.*	6,126	19,052
ViewRay, Inc.*	28,699	189,413
VolitionRX Ltd.*	7,231	23,790
Xtant Medical Holdings, Inc. (x)*	1,159	1,889
Zynex, Inc. (x)*	4,118	63,953

		19,791,017

Health Care Providers & Services (1.4%)
Akumin, Inc.*	12,044	37,939
Apollo Medical Holdings, Inc.*	7,653	480,685
Apria, Inc.*	1,607	44,996
Avalon GloboCare Corp.*	4,288	4,213
Biodesix, Inc. (x)*	2,584	34,135
Capital Senior Living Corp.*	269	13,316
Castle Biosciences, Inc.*	14,591	1,069,958
Cross Country Healthcare, Inc.*	7,567	124,931
Enzo Biochem, Inc.*	9,613	30,473
Exagen, Inc.*	2,247	33,683
Five Star Senior Living, Inc.*	4,048	23,317
Great Elm Group, Inc.*	3,625	8,120
Hanger, Inc.*	7,923	200,293
Imac Holdings, Inc.*	4,831	9,565
InfuSystem Holdings, Inc.*	3,736	77,671
Joint Corp. (The)*	2,884	242,025
Novo Integrated Sciences, Inc.*	1,080	2,711
Ontrak, Inc. (x)*	1,820	59,114
PetIQ, Inc. (x)*	5,564	214,770
Precipio, Inc.*	3,586	13,017
Progenity, Inc.*	4,093	14,612
Psychemedics Corp.*	1,086	7,559
RadNet, Inc.*	9,475	319,213
Regional Health Properties, Inc. (REIT) (x)*	332	4,558
Sharps Compliance Corp.*	2,973	30,622
SOC Telemed, Inc.*	8,476	48,228
Triple-S Management Corp., Class B*	4,778	106,406
Viemed Healthcare, Inc.*	7,468	53,396
Vivos Therapeutics, Inc. (x)*	891	4,410

		3,313,936

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Health Care Technology (1.0%)
CareCloud, Inc.*	1,926	$16,217
Castlight Health, Inc., Class B*	24,959	65,642
Computer Programs and Systems, Inc.	3,014	100,155
Forian, Inc. (x)*	3,822	48,043
Health Catalyst, Inc.*	21,021	1,166,876
HealthStream, Inc.*	5,347	149,395
iCAD, Inc.*	4,652	80,526
NantHealth, Inc.*	5,725	13,282
OptimizeRx Corp.*	3,552	219,869
Simulations Plus, Inc. (x)	8,036	441,257
Streamline Health Solutions, Inc.*	5,876	10,400

		2,311,662

Life Sciences Tools & Services (1.7%)
Akoya Biosciences, Inc.*	27,650	534,751
Applied DNA Sciences, Inc.*	1,650	11,203
Champions Oncology, Inc.*	1,456	14,968
ChromaDex Corp. (x)*	9,898	97,594
Fluidigm Corp. (x)*	15,879	97,815
Harvard Bioscience, Inc.*	8,099	67,465
Inotiv, Inc. (x)*	2,716	72,463
NanoString Technologies, Inc.*	21,869	1,416,893
Personalis, Inc.*	7,541	190,787
Quanterix Corp.*	24,212	1,420,276

		3,924,215

Pharmaceuticals (3.2%)
9 Meters Biopharma, Inc. (x)*	44,872	49,359
AcelRx Pharmaceuticals, Inc.*	25,069	34,595
Acer Therapeutics, Inc.*	1,932	5,526
Aclaris Therapeutics, Inc.*	9,154	160,744
Adial Pharmaceuticals, Inc. (x)*	2,336	5,957
Aerie Pharmaceuticals, Inc.*	8,913	142,697
Aerpio Pharmaceuticals, Inc. (x)*	8,431	14,248
Agile Therapeutics, Inc.*	14,492	19,274
Alimera Sciences, Inc.*	1,339	12,185
Amphastar Pharmaceuticals, Inc.*	7,736	155,958
Ampio Pharmaceuticals, Inc.*	39,598	66,129
Anebulo Pharmaceuticals, Inc. (x)*	602	4,148
Angion Biomedica Corp. (x)*	1,253	16,314
ANI Pharmaceuticals, Inc.*	2,078	72,834
Antares Pharma, Inc.*	35,211	153,520
Aquestive Therapeutics, Inc.*	4,989	19,806
Athira Pharma, Inc. (x)*	6,800	69,632
Auris Medical Holding Ltd.*	2,595	9,264
Avenue Therapeutics, Inc.*	1,678	4,212
Aytu BioPharma, Inc.*	1,183	5,927
Baudax Bio, Inc. (x)*	14,609	11,113
BioDelivery Sciences International, Inc.*	19,918	71,306
Cara Therapeutics, Inc.*	9,360	133,567
cbdMD, Inc.*	7,620	22,098
Cerecor, Inc.*	11,235	36,738
Chiasma, Inc.*	11,047	52,252
Citius Pharmaceuticals, Inc. (x)*	23,861	83,036
Clearside Biomedical, Inc.*	9,733	47,400
Clever Leaves Holdings, Inc. (x)*	4,583	46,517
CNS Pharmaceuticals, Inc.*	2,886	5,657
Cocrystal Pharma, Inc. (x)*	18,913	23,641
Collegium Pharmaceutical, Inc.*	7,448	176,071
CorMedix, Inc. (x)*	7,998	54,866
Cumberland Pharmaceuticals, Inc.*	1,924	5,474
Cymabay Therapeutics, Inc. (x)*	14,691	64,053
Durect Corp.*	47,968	78,188
Eloxx Pharmaceuticals, Inc.*	6,990	13,910
Enveric Biosciences, Inc. (x)*	4,301	10,236
Eton Pharmaceuticals, Inc.*	4,171	25,693
Evofem Biosciences, Inc.*	21,024	23,757
Evoke Pharma, Inc.*	7,230	9,905
Evolus, Inc. (x)*	6,798	85,995
Eyenovia, Inc. (x)*	3,826	18,977
EyePoint Pharmaceuticals, Inc. (x)*	4,432	39,844
Fulcrum Therapeutics, Inc.*	4,634	48,564
Graybug Vision, Inc.*	2,520	13,684
Harrow Health, Inc.*	4,481	41,629
Hepion Pharmaceuticals, Inc.*	16,380	32,432
Hoth Therapeutics, Inc. (x)*	4,669	7,470
Ikena Oncology, Inc. (x)*	1,888	26,508
IMARA, Inc.*	1,574	12,435
Intra-Cellular Therapies, Inc.*	49,878	2,036,020
Jaguar Health, Inc. (x)*	28,750	45,425
Kala Pharmaceuticals, Inc. (x)*	10,217	54,150
Kaleido Biosciences, Inc. (x)*	4,071	30,288
KemPharm, Inc. (x)*	6,029	77,292
Landos Biopharma, Inc. (x)*	1,461	16,875
Lannett Co., Inc.*	7,017	32,769
Lipocine, Inc. (x)*	17,415	24,381
Liquidia Corp.*	7,228	20,672
Longboard Pharmaceuticals, Inc. (x)*	1,341	12,230
Lyra Therapeutics, Inc.*	1,424	11,435
Marinus Pharmaceuticals, Inc. (x)*	7,782	139,609
MediWound Ltd.*	3,287	12,589
Mind Medicine MindMed, Inc.*	67,920	234,324
MyMD Pharmaceuticals, Inc. (x)*	7,881	49,650
Novan, Inc.*	3,207	32,262
Ocular Therapeutix, Inc.*	16,169	229,276
Ocuphire Pharma, Inc. (x)*	2,333	12,318
Odonate Therapeutics, Inc.*	3,571	12,463
Opiant Pharmaceuticals, Inc.*	892	12,345
Optinose, Inc.*	8,176	25,427
Oramed Pharmaceuticals, Inc. (x)*	5,648	75,570
Osmotica Pharmaceuticals plc*	3,353	10,093
Otonomy, Inc.*	11,957	26,664
Palisade Bio, Inc.*	1,654	6,732
Paratek Pharmaceuticals, Inc. (x)*	9,706	66,195
Petros Pharmaceuticals, Inc. (x)*	1,299	4,092
Pliant Therapeutics, Inc. (x)*	30,208	879,657
PLx Pharma, Inc.*	3,720	51,336
Processa Pharmaceuticals, Inc. (x)*	2,103	17,224
ProPhase Labs, Inc.	1,844	11,433
Provention Bio, Inc. (x)*	11,774	99,255
Pulmatrix, Inc. (x)*	12,175	12,662
Rain Therapeutics, Inc. (x)*	1,567	24,351
Recro Pharma, Inc.*	5,834	13,477
Relmada Therapeutics, Inc.*	3,148	100,768
Reviva Pharmaceuticals Holdings, Inc.*	1,193	5,798
Satsuma Pharmaceuticals, Inc.*	4,364	30,766
scPharmaceuticals, Inc.*	2,646	16,167
SCYNEXIS, Inc. (x)*	4,293	31,597

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Seelos Therapeutics, Inc. (x)*	15,823	$41,773
SIGA Technologies, Inc.*	10,423	65,456
Strongbridge Biopharma plc*	10,254	30,454
Tarsus Pharmaceuticals, Inc.*	1,777	51,497
Terns Pharmaceuticals, Inc. (x)*	1,857	22,767
TFF Pharmaceuticals, Inc. (x)*	4,424	42,515
TherapeuticsMD, Inc. (x)*	76,170	90,642
Timber Pharmaceuticals, Inc.*	6,733	8,214
Trevi Therapeutics, Inc. (x)*	1,850	4,163
Tricida, Inc.*	6,134	26,499
Verrica Pharmaceuticals, Inc. (x)*	2,773	31,335
VYNE Therapeutics, Inc.*	9,502	33,352
WaVe Life Sciences Ltd.*	7,894	52,574
Xeris Pharmaceuticals, Inc.*	14,007	57,009
Zynerba Pharmaceuticals, Inc. (x)*	8,549	45,224

		7,554,456

Total Health Care		75,754,696

Industrials (12.5%)
Aerospace & Defense (0.4%)
AerSale Corp. (x)*	1,825	22,740
Air Industries Group (x)*	5,356	6,963
Astronics Corp.*	5,129	89,809
Astrotech Corp.*	10,086	13,414
Byrna Technologies, Inc. (x)*	2,189	49,734
CPI Aerostructures, Inc.*	2,312	8,208
Ducommun, Inc.*	2,311	126,088
Innovative Solutions and Support, Inc.	2,794	17,518
National Presto Industries, Inc.	1,102	112,018
PAE, Inc.*	14,660	130,474
Park Aerospace Corp.	4,252	63,355
SIFCO Industries, Inc.*	591	5,951
Sigma Labs, Inc. (x)*	2,227	8,685
Triumph Group, Inc.*	10,930	226,798
Vectrus, Inc.*	2,454	116,786
VirTra, Inc. (x)*	1,465	10,797

		1,009,338

Air Freight & Logistics (0.5%)
Air T, Inc.*	273	6,758
Atlas Air Worldwide Holdings, Inc.*	14,927	1,016,678
Echo Global Logistics, Inc.*	5,583	171,621
Radiant Logistics, Inc.*	8,236	57,076

		1,252,133

Airlines (0.0%)
Mesa Air Group, Inc.*	7,374	68,800

Building Products (0.2%)
Alpha Pro Tech Ltd.*	2,573	22,051
Applied UV, Inc. (x)*	840	8,240
Armstrong Flooring, Inc.*	4,476	27,707
Caesarstone Ltd.	4,807	70,951
Insteel Industries, Inc.	3,918	125,964
Jewett-Cameron Trading Co. Ltd.*	467	4,539
Quanex Building Products Corp.	7,130	177,109

		436,561

Commercial Services & Supplies (1.5%)
ACCO Brands Corp.	19,829	171,124
Acme United Corp.	465	20,720
AMREP Corp.*	802	9,351
Aqua Metals, Inc.*	13,735	41,205
ARC Document Solutions, Inc.	7,592	16,323
BioHiTech Global, Inc.*	3,326	4,823
CECO Environmental Corp.*	6,654	47,643
Charah Solutions, Inc. (x)*	2,848	14,382
CompX International, Inc.	328	6,813
Document Security Systems, Inc.*	5,364	9,602
Ennis, Inc.	5,567	119,802
Fuel Tech, Inc. (x)*	4,837	11,367
Heritage-Crystal Clean, Inc.*	3,294	97,766
Interface, Inc.	12,267	187,685
Kimball International, Inc., Class B	7,886	103,701
Montrose Environmental Group, Inc.*	35,653	1,913,140
NL Industries, Inc.	1,728	11,232
Odyssey Marine Exploration, Inc.*	2,518	16,014
Performant Financial Corp.*	7,315	27,431
Perma-Fix Environmental Services, Inc.*	2,386	17,060
Quad/Graphics, Inc.*	7,505	31,146
Quest Resource Holding Corp.*	3,209	20,377
RR Donnelley & Sons Co.*	15,040	94,451
SP Plus Corp.*	4,908	150,136
Team, Inc.*	5,613	37,607
TOMI Environmental Solutions, Inc. (x)*	2,247	6,471
Viad Corp.*	4,292	213,956
Vidler Water Resouces, Inc.*	3,519	46,803
Virco Mfg. Corp.*	2,233	7,614
VSE Corp.	2,258	111,794

		3,567,539

Construction & Engineering (1.4%)
Ameresco, Inc., Class A*	25,216	1,581,547
Argan, Inc.	3,173	151,638
Bowman Consulting Group Ltd.*	620	8,587
Concrete Pumping Holdings, Inc.*	5,428	45,975
Great Lakes Dredge & Dock Corp.*	13,690	200,011
HC2 Holdings, Inc.*	10,041	39,963
IES Holdings, Inc.*	1,829	93,937
Infrastructure and Energy Alternatives, Inc.*	4,430	56,970
iSun, Inc.*	1,485	16,899
Limbach Holdings, Inc.*	1,907	17,659
Matrix Service Co.*	5,534	58,107
MYR Group, Inc.*	3,493	317,584
Northwest Pipe Co.*	2,039	57,602
NV5 Global, Inc.*	2,691	254,326
Orbital Energy Group, Inc. (x)*	9,405	41,100
Orion Group Holdings, Inc.*	6,188	35,581
Sterling Construction Co., Inc.*	5,887	142,053
Tutor Perini Corp.*	8,748	121,160
Williams Industrial Services Group, Inc.*	3,649	21,274

		3,261,973

Electrical Equipment (0.5%)
Advent Technologies Holdings, Inc. (x)*	3,558	34,299
Allied Motion Technologies, Inc.	2,467	85,185

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
American Superconductor Corp.*	5,685	$98,862
Ault Global Holdings, Inc. (x)*	10,301	29,049
Babcock & Wilcox Enterprises, Inc. (x)*	11,685	92,078
Beam Global (x)*	1,855	71,065
Broadwind, Inc.*	3,540	16,036
Capstone Green Energy Corp.*	2,551	14,337
Energous Corp. (x)*	12,720	36,506
Eos Energy Enterprises, Inc. (x)*	3,705	66,542
Espey Mfg. & Electronics Corp.	391	5,795
Flux Power Holdings, Inc.*	1,578	18,352
FTC Solar, Inc. (x)*	4,054	53,959
Ideal Power, Inc. (x)*	1,220	15,506
LSI Industries, Inc.	5,622	45,032
Nuvve Holding Corp. (x)*	3,099	42,828
Ocean Power Technologies, Inc. (x)*	10,795	26,772
Orion Energy Systems, Inc.*	5,884	33,715
Pioneer Power Solutions, Inc.	706	3,297
Polar Power, Inc. (x)*	1,469	13,765
Powell Industries, Inc.	2,034	62,952
Preformed Line Products Co.	635	47,117
Romeo Power, Inc. (x)*	8,824	71,827
Sunworks, Inc. (x)*	5,736	60,285
Thermon Group Holdings, Inc.*	6,916	117,849
Ultralife Corp.*	2,042	17,112
Westwater Resources, Inc. (x)*	6,907	34,121

		1,214,243

Industrial Conglomerates (0.7%)
Gaucho Group Holdings, Inc. (x)*	1,628	8,352
Raven Industries, Inc.	26,425	1,528,686

		1,537,038

Machinery (4.0%)
AgEagle Aerial Systems, Inc. (x)*	14,121	74,418
Agrify Corp.*	2,010	23,919
Blue Bird Corp.*	3,343	83,107
Chart Industries, Inc.*	9,912	1,450,324
CIRCOR International, Inc.*	3,897	127,042
Columbus McKinnon Corp.	5,848	282,107
Commercial Vehicle Group, Inc.*	6,765	71,912
Douglas Dynamics, Inc.	4,807	195,597
Eastern Co. (The)	1,151	34,910
Energy Recovery, Inc.*	8,860	201,831
Evoqua Water Technologies Corp.*	33,597	1,134,907
ExOne Co. (The) (x)*	3,597	77,839
FreightCar America, Inc. (x)*	2,837	16,823
Gencor Industries, Inc.*	2,195	26,691
Graham Corp.	2,133	29,350
Hurco Cos., Inc.	1,343	47,005
Hydrofarm Holdings Group, Inc. (x)*	16,431	971,236
L B Foster Co., Class A*	2,198	40,971
Lightning eMotors, Inc. (x)*	4,226	35,118
LS Starrett Co. (The), Class A*	1,123	10,489
Luxfer Holdings plc	5,983	133,122
Lydall, Inc.*	3,692	223,440
Manitex International, Inc.*	3,107	22,650
Manitowoc Co., Inc. (The)*	7,250	177,625
Mayville Engineering Co., Inc.*	1,861	37,425
Miller Industries, Inc.	2,379	93,828
NN, Inc.*	9,039	66,436
Park-Ohio Holdings Corp.	1,819	58,463
Perma-Pipe International Holdings, Inc.*	1,480	9,857
Shyft Group, Inc. (The)	60,154	2,250,361
Taylor Devices, Inc.*	543	6,375
Titan International, Inc.*	10,624	90,091
Twin Disc, Inc.*	2,202	31,334
Urban-Gro, Inc.*	1,670	15,314
Westport Fuel Systems, Inc. (x)*	230,654	1,224,773

		9,376,690

Marine (0.2%)
Eagle Bulk Shipping, Inc. (x)*	1,758	83,188
Eneti, Inc.	1,601	29,827
Genco Shipping & Trading Ltd.	6,786	128,120
Navios Maritime Holdings, Inc. (x)*	2,508	22,898
Pangaea Logistics Solutions Ltd.	2,409	12,093
Safe Bulkers, Inc.*	11,566	46,380

		322,506

Professional Services (1.6%)
Acacia Research Corp.*	10,299	69,621
Akerna Corp.*	4,900	19,747
Atlas Technical Consultants, Inc. (x)*	2,766	26,775
Barrett Business Services, Inc.	1,619	117,556
BGSF, Inc.	2,319	28,616
CRA International, Inc.	1,503	128,657
DLH Holdings Corp.*	1,182	13,806
Forrester Research, Inc.*	2,408	110,286
Franklin Covey Co.*	2,614	84,563
GP Strategies Corp.*	2,624	41,249
Heidrick & Struggles International, Inc.	4,084	181,942
Hill International, Inc. (x)*	9,601	23,907
HireQuest, Inc. (x)	1,062	19,658
Hudson Global, Inc.*	462	8,099
Kelly Services, Inc., Class A*	7,459	178,792
Kforce, Inc.	18,215	1,146,270
Mastech Digital, Inc.*	871	13,021
Mistras Group, Inc.*	4,195	41,237
RCM Technologies, Inc.*	1,728	7,119
Red Violet, Inc.*	1,515	35,633
Rekor Systems, Inc.*	6,582	66,873
Resources Connection, Inc.	6,931	99,529
ShiftPixy, Inc. (x)*	1,653	3,901
Volt Information Sciences, Inc. (x)*	2,815	12,865
Where Food Comes From, Inc.*	377	5,979
Willdan Group, Inc.*	31,656	1,191,532

		3,677,233

Road & Rail (0.6%)
Covenant Logistics Group, Inc., Class A*	2,606	53,892
Daseke, Inc.*	8,954	58,022
HyreCar, Inc. (x)*	53,238	1,113,739
PAM Transportation Services, Inc.*	397	20,942
Patriot Transportation Holding, Inc.	365	4,110

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Universal Logistics Holdings, Inc.	1,658	$38,631
US Xpress Enterprises, Inc., Class A*	5,700	49,020
USA Truck, Inc.*	1,718	27,608
Yellow Corp. (x)*	10,592	68,954

		1,434,918

Trading Companies & Distributors (0.9%)
Alta Equipment Group, Inc.*	3,968	52,735
BlueLinx Holdings, Inc.*	1,893	95,180
CAI International, Inc.	3,440	192,640
DXP Enterprises, Inc.*	3,812	126,940
EVI Industries, Inc. (x)*	1,193	33,881
Hudson Technologies, Inc.*	7,749	26,347
Huttig Building Products, Inc.*	5,162	29,836
India Globalization Capital, Inc. (x)*	7,890	12,940
Karat Packaging, Inc.*	963	19,616
Lawson Products, Inc.*	986	52,761
Rush Enterprises, Inc., Class A	24,591	1,063,315
Titan Machinery, Inc.*	4,107	127,070
Transcat, Inc.*	1,479	83,578
Veritiv Corp.*	3,258	200,106
Willis Lease Finance Corp.*	586	25,116

		2,142,061

Total Industrials		29,301,033

Information Technology (15.5%)
Communications Equipment (2.1%)
Applied Optoelectronics, Inc.*	5,532	46,856
Aviat Networks, Inc. (x)*	2,040	66,851
BK Technologies Corp.	1,502	4,731
CalAmp Corp.*	7,318	93,085
Calix, Inc.*	70,384	3,343,194
Cambium Networks Corp.*	1,883	91,043
Casa Systems, Inc.*	6,583	58,391
Clearfield, Inc.*	2,394	89,655
ClearOne, Inc.*	1,524	4,176
Communications Systems, Inc.*	1,644	11,804
ComSovereign Holding Corp.*	1,106	2,566
Comtech Telecommunications Corp.	5,421	130,971
Digi International, Inc.*	7,133	143,445
DZS, Inc.*	3,538	73,414
EMCORE Corp. (x)*	7,700	70,994
Franklin Wireless Corp.*	1,279	11,728
Genasys, Inc.*	6,965	38,168
Harmonic, Inc.*	18,875	160,815
Inseego Corp. (x)*	17,616	177,745
KVH Industries, Inc.*	3,204	39,409
Lantronix, Inc.*	4,675	24,123
Network-1 Technologies, Inc.	3,257	10,618
Ondas Holdings, Inc.*	3,895	30,926
PCTEL, Inc.*	3,981	26,076
Resonant, Inc.*	12,268	39,380
Ribbon Communications, Inc.*	14,880	113,237
TESSCO Technologies, Inc.*	1,254	7,712
Vislink Technologies, Inc. (x)*	9,894	28,198

		4,939,311

Electronic Equipment, Instruments & Components (1.6%)
Airgain, Inc.*	1,970	40,621
Akoustis Technologies, Inc. (x)*	9,155	98,050
AmpliTech Group, Inc. (x)*	674	3,121
Arlo Technologies, Inc.*	17,232	116,661
Bel Fuse, Inc., Class B	2,209	31,810
ClearSign Technologies Corp. (x)*	4,760	22,848
Coda Octopus Group, Inc. (x)*	1,251	10,884
CPS Technologies Corp. (x)*	2,100	20,181
CTS Corp.	6,751	250,867
Daktronics, Inc.*	8,075	53,214
Data I/O Corp.*	1,371	9,337
Digital Ally, Inc. (x)*	10,370	18,666
Frequency Electronics, Inc.*	1,200	11,760
Identiv, Inc. (x)*	4,337	73,729
IEC Electronics Corp.*	2,096	22,029
Image Sensing Systems, Inc.	640	4,352
Intellicheck, Inc.*	3,741	31,312
Interlink Electronics, Inc.*	127	1,105
Iteris, Inc.*	8,741	58,128
Key Tronic Corp.*	2,174	14,174
Kimball Electronics, Inc.*	5,114	111,178
LGL Group, Inc. (The)*	707	7,360
LightPath Technologies, Inc., Class A (x)*	5,743	14,587
Luna Innovations, Inc.*	6,371	68,998
Mechanical Technology, Inc. (x)*	1,031	7,732
MICT, Inc. (x)*	23,784	55,655
Napco Security Technologies, Inc.*	3,036	110,419
nLight, Inc.*	30,135	1,093,298
OSI Systems, Inc.*	9,116	926,550
Powerfleet, Inc.*	7,095	51,084
Red Cat Holdings, Inc. (x)*	2,600	6,760
Research Frontiers, Inc.*	6,498	15,400
RF Industries Ltd.*	2,066	15,412
Richardson Electronics Ltd.	2,361	19,620
ScanSource, Inc.*	5,291	148,836
VerifyMe, Inc. (x)*	1,300	5,486
Vishay Precision Group, Inc.*	2,667	90,785
Wayside Technology Group, Inc.	869	21,760
Wireless Telecom Group, Inc.*	2,744	11,168
Wrap Technologies, Inc.*	4,420	34,697

		3,709,634

IT Services (0.9%)
ALJ Regional Holdings, Inc.*	4,371	7,911
American Virtual Cloud Technologies, Inc. (x)*	1,461	8,795
BM Technologies, Inc. (x)*	1,932	24,034
Brightcove, Inc.*	8,487	121,788
Cantaloupe, Inc.*	12,230	145,048
Cass Information Systems, Inc.	3,061	124,736
Computer Task Group, Inc.*	2,925	28,285
Contra Bmtechnologies (r)*	1,048	9,778
Crexendo, Inc.*	1,473	9,000
CSP, Inc. (x)*	844	9,031
Exela Technologies, Inc. (x)*	7,575	18,104
GreenBox POS (x)*	3,634	43,354
Grid Dynamics Holdings, Inc.*	6,429	96,628
GTT Communications, Inc.*	6,744	16,388
Hackett Group, Inc. (The)	5,268	94,929
I3 Verticals, Inc., Class A*	4,367	131,971
IBEX Holdings Ltd.*	1,218	23,775

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Information Services Group, Inc.	7,459	$43,635
Innodata, Inc.*	4,926	34,482
Inpixon (x)*	20,972	24,537
International Money Express, Inc.*	6,765	100,460
Limelight Networks, Inc.*	26,511	83,510
MoneyGram International, Inc.*	16,484	166,159
OLB Group, Inc. (The)*	517	2,823
Paysign, Inc.*	6,726	21,389
PFSweb, Inc.*	3,541	26,133
Priority Technology Holdings, Inc. (x)*	2,063	15,761
Research Solutions, Inc.*	3,604	10,307
ServiceSource International, Inc.*	20,163	28,430
StarTek, Inc.*	3,630	25,882
Steel Connect, Inc.*	7,806	15,612
Tucows, Inc., Class A (x)*	1,982	159,194
Unisys Corp.*	13,866	350,948
Usio, Inc.*	3,998	25,587
WidePoint Corp.*	1,810	13,141

		2,061,545

Semiconductors & Semiconductor Equipment (3.6%)
Aehr Test Systems (x)*	4,436	12,243
Alpha & Omega Semiconductor Ltd.*	4,469	135,813
Amtech Systems, Inc.*	2,477	23,878
Atomera, Inc. (x)*	4,290	91,978
AXT, Inc.*	8,464	92,935
CEVA, Inc.*	29,553	1,397,857
CVD Equipment Corp.*	975	4,387
CyberOptics Corp.*	1,507	61,727
DSP Group, Inc.*	4,757	70,404
eMagin Corp. (x)*	14,143	49,218
Everspin Technologies, Inc.*	3,375	21,701
GSI Technology, Inc.*	3,501	19,676
Ichor Holdings Ltd.*	46,653	2,509,931
Impinj, Inc. (x)*	24,066	1,241,565
inTEST Corp.*	2,212	37,095
Kopin Corp.*	16,337	133,637
NeoPhotonics Corp.*	10,715	109,400
NVE Corp.	1,036	76,716
PDF Solutions, Inc.*	6,250	113,625
Photronics, Inc.*	13,155	173,777
Pixelworks, Inc.*	10,916	37,224
QuickLogic Corp. (x)*	2,379	17,200
Rambus, Inc.*	78,827	1,868,988
SkyWater Technology, Inc.*	1,663	47,645
SMART Global Holdings, Inc.*	3,009	143,469

		8,492,089

Software (6.4%)
A10 Networks, Inc.*	12,738	143,430
Agilysys, Inc.*	53,816	3,060,516
Alfi, Inc.*	797	11,732
American Software, Inc., Class A	6,565	144,167
Asure Software, Inc.*	3,109	27,577
Auddia, Inc. (x)*	1,197	6,751
AudioEye, Inc. (x)*	1,414	23,741
Aware, Inc.*	2,956	10,967
Benefitfocus, Inc.*	5,272	74,335
BSQUARE Corp. (x)*	2,505	11,949
Cerence, Inc.*	23,654	2,524,118
ChannelAdvisor Corp.*	6,175	151,349
Cleanspark, Inc. (x)*	6,893	114,700
Color Star Technology Co. Ltd. (x)*	11,305	11,644
Digimarc Corp. (x)*	2,699	90,417
Digital Turbine, Inc.*	8,410	639,412
Domo, Inc., Class B*	14,424	1,165,892
Duos Technologies Group, Inc.*	642	6,548
eGain Corp.*	4,363	50,087
GTY Technology Holdings, Inc.*	6,833	48,583
Ideanomics, Inc. (x)*	86,217	244,856
Intelligent Systems Corp. (x)*	1,534	48,260
Intrusion, Inc. (x)*	3,445	53,087
Issuer Direct Corp.*	631	17,113
Kaspien Holdings, Inc.*	187	4,544
Mind CTI Ltd.	3,683	11,528
Mitek Systems, Inc.*	8,871	170,855
Net Element, Inc. (x)*	940	12,145
NetSol Technologies, Inc.*	2,048	9,646
Oblong, Inc.*	2,772	9,425
OneSpan, Inc.*	7,444	190,120
Park City Group, Inc.*	2,718	14,976
Phunware, Inc. (x)*	14,053	19,534
Qumu Corp.*	3,143	9,052
RealNetworks, Inc.*	6,771	15,776
Rimini Street, Inc.*	9,189	56,604
SeaChange International, Inc.*	8,836	11,398
SharpSpring, Inc.*	2,229	37,648
ShotSpotter, Inc.*	1,792	87,396
SilverSun Technologies, Inc.	544	6,621
Smith Micro Software, Inc.*	9,401	49,073
Sprout Social, Inc., Class A*	25,358	2,267,512
SRAX, Inc. (x)*	4,308	23,436
Support.com, Inc. (x)*	2,662	10,275
Synchronoss Technologies, Inc.*	6,924	24,857
Telos Corp.*	56,634	1,926,122
Verb Technology Co., Inc. (x)*	11,801	24,192
Veritone, Inc. (x)*	6,012	118,497
VirnetX Holding Corp. (x)*	13,440	57,389
Zix Corp.*	11,355	80,053
Zuora, Inc., Class A*	62,535	1,078,729

		15,008,634

Technology Hardware, Storage & Peripherals (0.9%)
AstroNova, Inc.*	1,452	20,212
Avid Technology, Inc.*	41,714	1,633,103
Boxlight Corp., Class A*	10,106	24,355
Eastman Kodak Co. (x)*	9,521	79,215
Immersion Corp.*	5,641	49,472
Intevac, Inc.*	5,064	34,131
Movano, Inc. (x)*	2,117	10,775
One Stop Systems, Inc. (x)*	2,964	17,162
Quantum Corp.*	11,694	80,572
Socket Mobile, Inc.*	1,151	7,079
TransAct Technologies, Inc.*	1,836	25,208
Turtle Beach Corp. (x)*	3,161	100,899

		2,082,183

Total Information Technology		36,293,396

Materials (1.6%)
Chemicals (0.5%)
Advanced Emissions Solutions, Inc.*	3,690	27,343

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
AdvanSix, Inc.*	5,757	$171,904
AgroFresh Solutions, Inc.*	6,532	13,587
American Vanguard Corp.	6,158	107,827
Core Molding Technologies, Inc.*	1,572	24,256
Crown ElectroKinetics Corp. (x)*	1,115	4,716
Flexible Solutions International, Inc.*	1,478	5,779
Flotek Industries, Inc.*	13,409	23,198
FutureFuel Corp.	5,692	54,643
Hawkins, Inc.	4,086	133,817
Intrepid Potash, Inc.*	2,113	67,320
Koppers Holdings, Inc.*	4,427	143,213
LSB Industries, Inc.*	4,268	25,821
Marrone Bio Innovations, Inc.*	20,781	34,496
Northern Technologies International Corp.	1,606	27,944
Rayonier Advanced Materials, Inc.*	13,056	87,345
Trecora Resources*	5,090	42,349
Tredegar Corp.	5,575	76,768
Valhi, Inc.	508	12,360

		1,084,686

Construction Materials (0.2%)
Forterra, Inc.*	6,156	144,727
Smith-Midland Corp. (x)*	819	19,328
United States Lime & Minerals, Inc.	429	59,670
US Concrete, Inc.*	3,436	253,577

		477,302

Containers & Packaging (0.2%)
Myers Industries, Inc.	7,736	162,456
Ranpak Holdings Corp.*	7,343	183,795
UFP Technologies, Inc.*	1,457	83,661

		429,912

Metals & Mining (0.6%)
Alpha Metallurgical Resources, Inc.*	3,719	95,318
Ampco-Pittsburgh Corp. (x)*	3,208	19,473
Caledonia Mining Corp. plc	2,523	30,528
Comstock Mining, Inc. (x)*	8,851	32,129
Friedman Industries, Inc.	1,396	18,706
Gatos Silver, Inc. (x)*	7,305	127,764
Gold Resource Corp.	15,910	41,048
Haynes International, Inc.	2,680	94,818
Hycroft Mining Holding Corp.*	7,006	21,438
Olympic Steel, Inc.	1,979	58,163
Paramount Gold Nevada Corp.*	5,586	5,418
Perpetua Resources Corp. (x)*	5,582	40,749
PolyMet Mining Corp. (x)*	6,010	21,696
Ramaco Resources, Inc. (x)*	2,662	14,641
Ryerson Holding Corp.*	3,436	50,166
Schnitzer Steel Industries, Inc., Class A	5,481	268,843
SunCoke Energy, Inc.	17,702	126,392
Synalloy Corp.*	1,440	14,386
TimkenSteel Corp.*	9,572	135,444
Universal Stainless & Alloy Products, Inc. (x)*	1,720	17,320
US Gold Corp.*	686	7,622
Warrior Met Coal, Inc.	10,894	187,377

		1,429,439

Paper & Forest Products (0.1%)
Clearwater Paper Corp.*	3,523	102,062
Glatfelter Corp.	9,395	131,248
Verso Corp., Class A	6,403	113,333

		346,643

Total Materials		3,767,982

Real Estate (1.8%)
Equity Real Estate Investment Trusts (REITs) (1.6%)
Alpine Income Property Trust, Inc. (REIT)	1,681	31,973
Ashford Hospitality Trust, Inc. (REIT)*	23,417	106,782
Bluerock Residential Growth REIT, Inc. (REIT)	4,878	49,609
Braemar Hotels & Resorts, Inc. (REIT) (x)*	9,564	59,392
BRT Apartments Corp. (REIT)	2,512	43,558
CatchMark Timber Trust, Inc. (REIT), Class A	10,695	125,132
Cedar Realty Trust, Inc. (REIT)	2,788	46,950
Chatham Lodging Trust (REIT)*	10,345	133,140
CIM Commercial Trust Corp. (REIT)	4,783	42,808
City Office REIT, Inc. (REIT)	9,521	118,346
Clipper Realty, Inc. (REIT)	2,941	21,616
Condor Hospitality Trust, Inc. (REIT)*	1,521	9,232
CorEnergy Infrastructure Trust, Inc. (REIT)	3,120	20,654
CorePoint Lodging, Inc. (REIT)*	8,674	92,812
CTO Realty Growth, Inc. (REIT)	1,345	71,984
Farmland Partners, Inc. (REIT)	5,709	68,793
Franklin Street Properties Corp. (REIT)	22,285	117,219
Gladstone Commercial Corp. (REIT)	8,228	185,624
Gladstone Land Corp. (REIT) (x)	5,396	129,828
Global Medical REIT, Inc. (REIT)	12,457	183,865
Global Self Storage, Inc. (REIT)	2,260	11,775
Hersha Hospitality Trust (REIT)*	6,954	74,825
Indus Realty Trust, Inc. (REIT)	927	60,858
InnSuites Hospitality Trust (REIT)	696	4,677
NETSTREIT Corp. (REIT)	8,534	196,794
New Senior Investment Group, Inc. (REIT)	17,938	157,496
New York City REIT, Inc. (REIT), Class A	2,090	27,379
NexPoint Residential Trust, Inc. (REIT)	4,787	263,189
One Liberty Properties, Inc. (REIT) (x)	3,642	103,396
Pennsylvania REIT (REIT) (x)*	17,373	43,259
Plymouth Industrial REIT, Inc. (REIT)	6,343	126,987
Postal Realty Trust, Inc. (REIT), Class A	2,641	48,172
Power REIT (REIT)*	487	19,563
Preferred Apartment Communities, Inc. (REIT), Class A	10,909	106,363
Presidio Property Trust, Inc. (REIT), Class A	2,282	8,968

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Retail Value, Inc. (REIT)	3,766	$81,910
Seritage Growth Properties (REIT), Class A (x)*	7,803	143,575
Sotherly Hotels, Inc. (REIT)*	3,038	9,114
UMH Properties, Inc. (REIT)	8,766	191,274
Universal Health Realty Income Trust (REIT)	2,773	170,678
Urstadt Biddle Properties, Inc. (REIT), Class A	6,692	129,691
Wheeler REIT, Inc. (REIT)*	1,528	7,732
Whitestone REIT (REIT)	9,155	75,529

		3,722,521

Real Estate Management & Development (0.2%)
Alset EHome International, Inc.*	469	2,664
Altisource Asset Management Corp.*	249	4,746
Altisource Portfolio Solutions SA*	1,121	9,966
American Realty Investors, Inc.*	409	3,808
Fathom Holdings, Inc. (x)*	1,101	36,102
Forestar Group, Inc.*	3,573	74,711
FRP Holdings, Inc.*	1,452	80,847
InterGroup Corp. (The)*	86	3,859
JW Mays, Inc.*	85	2,617
Maui Land & Pineapple Co., Inc.*	1,639	17,586
Rafael Holdings, Inc., Class B*	2,068	105,571
Stratus Properties, Inc.*	1,288	31,775
Tejon Ranch Co.*	4,609	70,103
Transcontinental Realty Investors, Inc.*	326	11,009
Trinity Place Holdings, Inc. (x)*	4,032	8,508

		463,872

Total Real Estate		4,186,393

Utilities (0.3%)
Electric Utilities (0.0%)
Genie Energy Ltd., Class B	4,487	28,358
Spark Energy, Inc., Class A (x)	2,814	31,882

		60,240

Gas Utilities (0.0%)
RGC Resources, Inc.	1,675	42,227

Multi-Utilities (0.1%)
Unitil Corp.	3,149	166,802

Water Utilities (0.2%)
Artesian Resources Corp., Class A	1,729	63,575
Cadiz, Inc. (x)*	4,126	56,114
Consolidated Water Co. Ltd., Class D	3,110	36,480
Global Water Resources, Inc.	2,611	44,596
Pure Cycle Corp.*	3,973	54,907
York Water Co. (The)	2,739	124,077

		379,749

Total Utilities		649,018

Total Common Stocks (99.2%) (Cost $178,187,371)		232,394,200

	Number of Rights	Value (Note 1)
RIGHTS:
Consumer Discretionary (0.0%)
Diversified Consumer Services (0.0%)
Contra A/S, CVR (r)*	6,800	459

Total Consumer Discretionary		459

Financials (0.0%)
Diversified Financial Services (0.0%)
Contra Costa County Board of Education, CVR (r)(x)*	796	656

Total Financials		656

Health Care (0.0%)
Biotechnology (0.0%)
Contra Aduro Biotech I, CVR (r)(x)*	3,013	—
Contra Proteostasis TH, CVR (r)(x)*	10,512	—
OncoMed Pharmaceuticals, Inc., CVR (r)*	4,471	920
Oncternal Therapeutics, Inc., CVR (r)*	131	—

Total Health Care		920

Information Technology (0.0%)
Software (0.0%)
SRAX, Inc., expiring 12/31/21 (r)(x)*	1,616	—

Total Information Technology		—

Total Rights (0.0%) (Cost $10,633)		2,035

	Number of Warrants	Value (Note 1)
WARRANTS:
Energy (0.0%)
Energy Equipment & Services (0.0%)
Nabors Industries Ltd., expiring 6/11/26* (Cost $—)	75	750

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Company (1.7%)
BlackRock Liquidity FedFund, Institutional Shares (xx)	4,000,000	4,000,000

	Principal Amount	Value (Note 1)
Repurchase Agreements (6.4%)
Citigroup Global Markets, Inc., 0.07%, dated 6/30/21, due 7/1/21, repurchase price $6,891,611, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-5.000%, maturing 4/30/22-2/15/42; total market value $7,029,430. (xx)	$6,891,597	6,891,597

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Principal Amount	Value (Note 1)
HSBC Bank plc, 0.10%, dated 6/30/21, due 7/1/21, repurchase price $5,000,014, collateralized by various U.S. Government Treasury Securities, ranging from 0.099%-6.125%, maturing 8/31/21-2/15/50; total market value $5,102,055. (xx)	$5,000,000	$5,000,000
HSBC Bank plc, 0.10%, dated 6/30/21, due 7/1/21, repurchase price $1,000,003, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-6.125%, maturing 7/15/21-2/15/50; total market value $1,020,411. (xx)	1,000,000	1,000,000
HSBC Bank plc, 0.10%, dated 6/30/21, due 7/1/21, repurchase price $1,100,003, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-6.125%, maturing 7/15/21-2/15/50; total market value $1,122,452. (xx)	1,100,000	1,100,000
NBC Global Finance Ltd., 0.28%, dated 6/30/21, due 7/7/21, repurchase price $1,000,008, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 2.125%-3.875%, maturing 12/31/23-4/15/29; total market value $1,111,307. (xx)	1,000,000	1,000,000

Total Repurchase Agreements		14,991,597

Total Short-Term Investments (8.1%) (Cost $18,991,597)		18,991,597

Total Investments in Securities (107.3%) (Cost $197,189,601)		251,388,582
Other Assets Less Liabilities (-7.3%)		(17,019,795)

Net Assets (100%)		$234,368,787

*	Non-income producing.
(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At June 30, 2021, the market value of these securities amounted to $13,237 or 0.0% of net assets.

(r)	Value determined using significant unobservable inputs.
(x)	All or a portion of security is on loan at June 30, 2021.
(xx)

At June 30, 2021, the Portfolio had loaned securities with a total value of $28,124,734. This was collateralized by $10,404,007 of various U.S. Government Treasury Securities, ranging from 0.000% - 8.000%, maturing 7/8/21 - 5/15/51 and by cash of $18,998,850, of which $18,991,597 was subsequently invested in an investment company and joint repurchase agreements as detailed in the Notes to the Financial Statements.

Glossary:

ADR	— American Depositary Receipt
CVR	— Contingent Value Right
USD	— United States Dollar

Futures contracts outstanding as of June 30, 2021 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Russell 2000 E-Mini Index	41	9/2021	USD	473,099	(3,055)

					(3,055)

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2021:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments) (a)		Total
Assets:
Common Stocks
Communication Services	$10,281,822	$—	$—		$10,281,822
Consumer Discretionary	29,882,749	10,516	—		29,893,265
Consumer Staples	9,293,549	—	—		9,293,549
Energy	6,751,201	—	—		6,751,201
Financials	26,221,845	—	—		26,221,845
Health Care	75,754,696	—	—		75,754,696
Industrials	29,301,033	—	—		29,301,033
Information Technology	36,283,618	—	9,778		36,293,396
Materials	3,767,982	—	—		3,767,982
Real Estate	4,186,393	—	—		4,186,393
Utilities	649,018	—	—		649,018
Rights
Consumer Discretionary	—	—	459		459
Financials	—	—	656		656
Health Care	—	—	920		920
Information Technology	—	—	—	(a)	— (a)
Short-Term Investments
Investment Company	4,000,000	—	—		4,000,000
Repurchase Agreements	—	14,991,597	—		14,991,597
Warrant
Energy	750	—	—		750

Total Assets	$236,374,656	$15,002,113	$11,813		$251,388,582

Liabilities:
Futures	$(3,055)	$—	$—		$(3,055)

Total Liabilities	$(3,055)	$—	$—		$(3,055)

Total	$236,371,601	$15,002,113	$11,813		$251,385,527

(a)	Value is zero.

Fair Values of Derivative Instruments as of June 30, 2021:

	Statement of Assets and Liabilities
Derivatives Contracts^	Liability Derivatives	Fair Value
Equity contracts	Payables, Net assets – Unrealized depreciation	$(3,055	)*

Total		$(3,055)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2021:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$204,170	$204,170

Total	$204,170	$204,170

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$(10,413)	$(10,413)

Total	$(10,413)	$(10,413)

^ This Portfolio held futures contracts as a substitute for investing in conventional securities.

The Portfolio held futures contracts with an average notional balance of approximately $843,000 during the six months ended June 30, 2021.

Investment security transactions for the six months ended June 30, 2021 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities (affiliated 7%)*	$91,661,763
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities (affiliated 21%)*	$98,031,386

*	During the six months ended June 30, 2021, the Portfolio engaged in purchases and sales of securities pursuant to Rule 17a-7 of the 1940 Act (amount is percentage of total Purchases and/or Sales).

As of June 30, 2021, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$68,695,882
Aggregate gross unrealized depreciation	(15,853,191)

Net unrealized appreciation	$52,842,691

Federal income tax cost of investments in securities and derivative instruments, if applicable	$198,542,836

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2021 (Unaudited)

ASSETS
Investments in Securities, at value (x)
Unaffiliated Issuers (Cost $182,198,004)	$236,396,985
Repurchase Agreements (Cost $14,991,597)	14,991,597
Cash	2,297,394
Cash held as collateral at broker for futures	33,200
Dividends, interest and other receivables	66,448
Due from Custodian	50,396
Receivable for Portfolio shares sold	42,835
Securities lending income receivable	18,237
Receivable for securities sold	2,542
Due from broker for futures variation margin	805
Other assets	2,298

Total assets	253,902,737

LIABILITIES
Payable for return of collateral on securities loaned	18,991,597
Payable for securities purchased	223,940
Investment management fees payable	133,951
Payable for Portfolio shares redeemed	80,755
Administrative fees payable	22,573
Distribution fees payable – Class IB	1,915
Accrued expenses	79,219

Total liabilities	19,533,950

NET ASSETS	$234,368,787

Net assets were comprised of:
Paid in capital	$128,031,617
Total distributable earnings (loss)	106,337,170

Net assets	$234,368,787

Class IB
Net asset value, offering and redemption price per share, $9,534,615 / 574,490 shares outstanding (unlimited amount authorized: $0.01 par value)	$16.60

Class K
Net asset value, offering and redemption price per share, $224,834,172 / 13,485,155 shares outstanding (unlimited amount authorized: $0.01 par value)	$16.67

(x)	Includes value of securities on loan of $28,124,734.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2021 (Unaudited)

INVESTMENT INCOME
Dividends (net of $956 foreign withholding tax)	$525,264
Interest	661
Securities lending (net)	197,401

Total income	723,326

EXPENSES
Investment management fees	979,751
Administrative fees	137,307
Custodian fees	56,481
Professional fees	28,003
Printing and mailing expenses	16,273
Distribution fees – Class IB	9,165
Trustees’ fees	2,809
Miscellaneous	1,489

Gross expenses	1,231,278
Less: Waiver from investment manager	(183,715)

Net expenses	1,047,563

NET INVESTMENT INCOME (LOSS)	(324,237)

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	43,631,152
Futures contracts	204,170

Net realized gain (loss)	43,835,322

Change in unrealized appreciation (depreciation) on:
Investments in securities	(2,913,368)
Futures contracts	(10,413)

Net change in unrealized appreciation (depreciation)	(2,923,781)

NET REALIZED AND UNREALIZED GAIN (LOSS)	40,911,541

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$40,587,304

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31, 2020
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(324,237)	$279,355
Net realized gain (loss)	43,835,322	30,462,215
Net change in unrealized appreciation (depreciation)	(2,923,781)	41,225,229

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	40,587,304	71,966,799

Distributions to shareholders:
Class IB	—	(388,904)
Class K	—	(23,306,650)

Total distributions to shareholders	—	(23,695,554)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 627,040 and 127,243 shares, respectively ]	10,181,613	1,422,671
Capital shares issued in reinvestment of dividends and distributions [ 0 and 29,925 shares, respectively ]	—	388,904
Capital shares repurchased [ (295,128) and (49,359) shares, respectively ]	(4,861,714)	(584,267)

Total Class IB transactions	5,319,899	1,227,308

Class K
Capital shares sold [ 8,009 and 2,393,957 shares, respectively ]	129,399	19,154,420
Capital shares issued in reinvestment of dividends and distributions [ 0 and 1,789,103 shares, respectively ]	—	23,306,650
Capital shares repurchased [ (694,090) and (4,831,456) shares, respectively ]	(11,283,374)	(49,604,613)

Total Class K transactions	(11,153,975)	(7,143,543)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(5,834,076)	(5,916,235)

TOTAL INCREASE (DECREASE) IN NET ASSETS	34,753,228	42,355,010
NET ASSETS:
Beginning of period	199,615,559	157,260,549

End of period	$234,368,787	$199,615,559

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31,
Class IB			2020	2019	2018	2017	2016
Net asset value, beginning of period	$13.80		$10.49	$8.97	$11.53	$9.91	$8.95

Income (loss) from investment operations:
Net investment income (loss) (e)	(0.04)		(0.01)	0.01	— #	(0.01)	(0.02)
Net realized and unrealized gain (loss)	2.84		5.14	2.59	(0.44)	2.51	0.98

Total from investment operations	2.80		5.13	2.60	(0.44)	2.50	0.96

Less distributions:
Dividends from net investment income	—		— #	— #	—	— #	—
Distributions from net realized gains	—		(1.82)	(1.08)	(2.11)	(0.88)	—
Return of capital	—		—	—	(0.01)	—	—

Total dividends and distributions	—		(1.82)	(1.08)	(2.12)	(0.88)	—

Net asset value, end of period	$16.60		$13.80	$10.49	$8.97	$11.53	$9.91

Total return (b)	20.29%		50.22%	29.32%	(4.75)%	25.59%	10.73%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$9,535		$3,348	$1,414	$326	$129	$103
Ratio of expenses to average net assets:
After waivers (a)(f)	1.15%		1.15%	1.15%	1.15%	1.15%	1.25%
Before waivers (a)(f)	1.31%		1.37%	1.36%	1.33%	1.35%	1.38%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	(0.52)%		(0.06)%	0.05%	(0.01)%	(0.08)%	(0.26)%
Before waivers (a)(f)	(0.68)%		(0.28)%	(0.16)%	(0.19)%	(0.28)%	(0.40)%
Portfolio turnover rate^	41	%(z)	94%	69%	60%	58%	103%

	Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31,
Class K			2020	2019	2018	2017	2016
Net asset value, beginning of period	$13.85		$10.52	$8.99	$11.57	$9.94	$8.97

Income (loss) from investment operations:
Net investment income (loss) (e)	(0.02)		0.02	0.03	0.03	0.02	— #
Net realized and unrealized gain (loss)	2.84		5.16	2.61	(0.46)	2.52	0.99

Total from investment operations	2.82		5.18	2.64	(0.43)	2.54	0.99

Less distributions:
Dividends from net investment income	—		(0.03)	(0.03)	(0.03)	(0.03)	(0.01)
Distributions from net realized gains	—		(1.82)	(1.08)	(2.11)	(0.88)	—
Return of capital	—		—	—	(0.01)	—	(0.01)

Total dividends and distributions	—		(1.85)	(1.11)	(2.15)	(0.91)	(0.02)

Net asset value, end of period	$16.67		$13.85	$10.52	$8.99	$11.57	$9.94

Total return (b)	20.36%		50.54%	29.67%	(4.68)%	25.90%	11.00%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$224,834		$196,267	$155,846	$129,922	$145,266	$125,290
Ratio of expenses to average net assets:
After waivers (a)(f)	0.90%		0.90%	0.90%	0.90%	0.90%	1.00%
Before waivers (a)(f)	1.06%		1.12%	1.10%	1.08%	1.10%	1.13%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	(0.27)%		0.19%	0.24%	0.23%	0.17%	(0.01)%
Before waivers (a)(f)	(0.43)%		(0.03)%	0.04%	0.05%	(0.04)%	(0.15)%
Portfolio turnover rate^	41	%(z)	94%	69%	60%	58%	103%

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

#	Per share amount is less than $0.005.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

1290 VT NATURAL RESOURCES PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2021	% of Net Assets
Energy	53.7%
Materials	43.6
Consumer Staples	2.1
Repurchase Agreements	1.4
Cash and Other	(0.8)

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2021 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/21	Ending Account Value 6/30/21	Expenses Paid During Period* 1/1/21 - 6/30/21
Class IB
Actual	$1,000.00	$1,225.10	$4.97
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.33	4.51
Class K
Actual	1,000.00	1,226.70	3.59
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.57	3.26

* Expenses are equal to the Portfolio’s Class IB and Class K shares annualized expense ratio of 0.90% and 0.65%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

1290 VT NATURAL RESOURCES PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Chemicals (4.9%)
Fertilizers & Agricultural Chemicals (4.9%)
CF Industries Holdings, Inc.	1,954	$100,533
Corteva, Inc.	6,759	299,762
FMC Corp.	1,182	127,892
ICL Group Ltd.	6,286	42,631
Mosaic Co. (The)	3,288	104,920
Nutrien Ltd. (x)	5,173	313,443
Yara International ASA	1,592	83,796

Total Chemicals		1,072,977

Food Products (2.1%)
Agricultural Products (2.1%)
Archer-Daniels-Midland Co.	5,073	307,424
Bunge Ltd.	1,280	100,032
Wilmar International Ltd.	17,245	57,710

Total Food Products		465,166

Metals & Mining (36.1%)
Aluminum (0.4%)
Norsk Hydro ASA	12,124	77,361

Copper (3.4%)
Antofagasta plc	3,601	71,506
First Quantum Minerals Ltd.	5,358	123,490
Freeport-McMoRan, Inc.	13,249	491,670
Lundin Mining Corp.	5,940	53,573

		740,239

Diversified Metals & Mining (18.0%)
Anglo American plc	11,764	467,446
BHP Group Ltd.	26,761	974,771
BHP Group plc	19,186	565,302
Boliden AB*	2,498	96,031
Glencore plc*	90,779	388,591
Ivanhoe Mines Ltd., Class A*	5,372	38,786
Rio Tinto Ltd.	3,373	320,346
Rio Tinto plc	10,195	838,972
South32 Ltd.	43,212	94,952
Sumitomo Metal Mining Co. Ltd.	2,257	87,867
Teck Resources Ltd., Class B	4,296	98,944

		3,972,008

Gold (8.5%)
Agnico Eagle Mines Ltd.	2,218	134,125
B2Gold Corp.	9,365	39,285
Barrick Gold Corp.	16,152	334,090
Evolution Mining Ltd.	15,313	51,678
Franco-Nevada Corp.	1,734	251,637
Kinross Gold Corp.	11,332	71,853
Kirkland Lake Gold Ltd.	2,439	93,991
Newcrest Mining Ltd.	7,405	140,390
Newmont Corp. (London Stock Exchange)	4,908	311,069
Newmont Corp. (Toronto Stock Exchange)	2,363	149,813
Northern Star Resources Ltd.	9,961	73,059
Wheaton Precious Metals Corp.	4,081	179,885
Yamana Gold, Inc.	8,569	36,084

		1,866,959

Silver (0.2%)
Pan American Silver Corp.	1,920	54,831

Steel (5.6%)
ArcelorMittal SA	6,512	199,603
BlueScope Steel Ltd.	4,600	75,757
Evraz plc	4,535	37,138
Fortescue Metals Group Ltd.	15,383	269,261
Hitachi Metals Ltd.	1,958	37,434
JFE Holdings, Inc.	4,488	52,558
Nippon Steel Corp.	7,753	130,746
Nucor Corp.	2,743	263,136
Steel Dynamics, Inc.	1,921	114,492
voestalpine AG	1,060	43,162

		1,223,287

Total Metals & Mining		7,934,685

Oil, Gas & Consumable Fuels (53.7%)
Coal & Consumable Fuels (0.4%)
Cameco Corp.	3,618	69,348
Washington H Soul Pattinson & Co. Ltd. (x)	983	24,866

		94,214

Integrated Oil & Gas (41.1%)
BP plc	184,836	805,404
Cenovus Energy, Inc.	11,868	113,548
Chevron Corp.	17,500	1,832,950
Eni SpA	22,927	279,197
Equinor ASA	8,877	187,826
Exxon Mobil Corp.	38,458	2,425,931
Galp Energia SGPS SA	4,487	48,693
Imperial Oil Ltd.	2,346	71,501
Occidental Petroleum Corp.	8,459	264,513
OMV AG	1,345	76,504
Repsol SA(x)	13,523	169,232
Royal Dutch Shell plc, Class A	37,256	745,626
Royal Dutch Shell plc, Class B	33,667	651,536
Suncor Energy, Inc.	13,855	331,845
TotalEnergies SE (x)	22,696	1,026,819

		9,031,125

Oil & Gas Exploration & Production (12.2%)
Canadian Natural Resources Ltd.	10,729	389,484
ConocoPhillips	12,307	749,496
Devon Energy Corp.	5,803	169,390
EOG Resources, Inc.	5,302	442,399
Hess Corp.	2,511	219,261
Inpex Corp.	9,220	68,800
Lundin Energy AB	1,828	64,678
Oil Search Ltd.	17,681	50,520
Pioneer Natural Resources Co.	1,869	303,750
Santos Ltd.	16,937	90,056
Woodside Petroleum Ltd.	8,728	145,377

		2,693,211

Total Oil, Gas & Consumable Fuels		11,818,550

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT NATURAL RESOURCES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Paper & Forest Products (2.6%)
Forest Products (0.6%)
Svenska Cellulosa AB SCA, Class B	5,532	$90,658
West Fraser Timber Co. Ltd.	773	55,493

		146,151

Paper Products (2.0%)
Mondi plc	4,434	116,599
Oji Holdings Corp.	7,239	41,572
Stora Enso OYJ, Class R	5,312	96,906
UPM-Kymmene OYJ	4,847	183,340

		438,417

Total Paper & Forest Products		584,568

Total Common Stocks (99.4%) (Cost $22,197,350)		21,875,946

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Repurchase Agreements (1.4%)
Citigroup Global Markets, Inc., 0.07%, dated 6/30/21, due 7/1/21, repurchase price $256,832, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-5.000%, maturing 4/30/22-2/15/42; total market value $261,968. (xx)	$256,831	256,831
HSBC Bank plc, 0.10%, dated 6/30/21, due 7/1/21, repurchase price $23,701, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-6.125%, maturing 7/15/21-2/15/50; total market value $24,185. (xx)	23,701	23,701
HSBC Bank plc, 0.10%, dated 6/30/21, due 7/1/21, repurchase price $26,309, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-6.125%, maturing 7/15/21-2/15/50; total market value $26,846. (xx)	26,309	26,309

Total Repurchase Agreements		306,841

Total Short-Term Investments (1.4%) (Cost $306,841)		306,841

Total Investments in Securities (100.8%) (Cost $22,504,191)		22,182,787
Other Assets Less Liabilities (-0.8%)		(178,122)

Net Assets (100%)		$22,004,665

*	Non-income producing.
(x)	All or a portion of security is on loan at June 30, 2021.
(xx)

At June 30, 2021, the Portfolio had loaned securities with a total value of $818,522. This was collateralized by $563,577 of various U.S. Government Treasury Securities, ranging from 0.000% - 8.000%, maturing 7/8/21 - 2/15/51 and by cash of $306,841 which was subsequently invested in joint repurchase agreements as detailed in the Notes to the Financial Statements.

Country Diversification As a Percentage of Total Net Assets
Australia	18.6%
Austria	1.1
Brazil	1.2
Canada	11.3
Chile	0.6
China	0.3
Finland	1.3
France	4.7
Israel	0.2
Italy	1.3
Japan	1.9
Luxembourg	0.9
Netherlands	6.3
Norway	1.2
Portugal	0.2
Russia	0.2
South Africa	2.1
Spain	0.8
Sweden	1.1
United Kingdom	3.6
United States	41.3
Zambia	0.6
Cash and Other	(0.8)

100.0%

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT NATURAL RESOURCES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2021:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Staples	$407,456	$57,710	$—	$465,166
Energy	7,383,416	4,435,134	—	11,818,550
Materials	3,842,797	5,749,433	—	9,592,230
Short-Term Investments
Repurchase Agreements	—	306,841	—	306,841

Total Assets	$11,633,669	$10,549,118	$—	$22,182,787

Total Liabilities	$—	$—	$—	$—

Total	$11,633,669	$10,549,118	$—	$22,182,787

The Portfolio held no derivatives contracts during the six months ended June 30, 2021.

Investment security transactions for the six months ended June 30, 2021 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$9,530,688
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$3,922,624

As of June 30, 2021, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,697,769
Aggregate gross unrealized depreciation	(3,196,829)

Net unrealized depreciation	$(499,060)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$22,681,847

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT NATURAL RESOURCES PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2021 (Unaudited)

ASSETS
Investments in Securities, at value (x)
Unaffiliated Issuers (Cost $22,197,350)	$21,875,946
Repurchase Agreements (Cost $306,841)	306,841
Cash	66,510
Receivable for securities sold	1,968,417
Due from Custodian	937,006
Dividends, interest and other receivables	32,756
Receivable for Portfolio shares sold	4,551
Securities lending income receivable	172
Other assets	308

Total assets	25,192,507

LIABILITIES
Foreign currency overdraft payable	1,604,000
Payable for securities purchased	1,165,768
Payable for return of collateral on securities loaned	306,841
Investment management fees payable	5,736
Distribution fees payable – Class IB	2,913
Administrative fees payable	1,789
Payable for Portfolio shares redeemed	1,273
Trustees’ fees payable	5
Accrued expenses	99,517

Total liabilities	3,187,842

NET ASSETS	$22,004,665

Net assets were comprised of:
Paid in capital	$26,300,050
Total distributable earnings (loss)	(4,295,385)

Net assets	$22,004,665

Class IB
Net asset value, offering and redemption price per share, $13,387,021 / 1,757,143 shares outstanding (unlimited amount authorized: $0.01 par value)	$7.62

Class K
Net asset value, offering and redemption price per share, $8,617,644 / 1,129,696 shares outstanding (unlimited amount authorized: $0.01 par value)	$7.63

(x)	Includes value of securities on loan of $818,522.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2021 (Unaudited)

INVESTMENT INCOME
Dividends (net of $16,283 foreign withholding tax)	$327,067
Securities lending (net)	885

Total income	327,952

EXPENSES
Investment management fees	38,510
Professional fees	24,015
Custodian fees	17,232
Printing and mailing expenses	10,328
Distribution fees – Class IB	8,785
Administrative fees	7,121
Trustees’ fees	184
Miscellaneous	3,631

Gross expenses	109,806
Less: Waiver from investment manager	(45,631)
Reimbursement from investment manager	(5,064)

Net expenses	59,111

NET INVESTMENT INCOME (LOSS)	268,841

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	(179,567)
Foreign currency transactions	11,708

Net realized gain (loss)	(167,859)

Change in unrealized appreciation (depreciation) on:
Investments in securities	2,976,308
Foreign currency translations	(904)

Net change in unrealized appreciation (depreciation)	2,975,404

NET REALIZED AND UNREALIZED GAIN (LOSS)	2,807,545

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$3,076,386

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT NATURAL RESOURCES PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31, 2020
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$268,841	$550,150
Net realized gain (loss)	(167,859)	(1,832,052)
Net change in unrealized appreciation (depreciation)	2,975,404	(2,473,865)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	3,076,386	(3,755,767)

Distributions to shareholders:
Class IB	—	(238,978)
Class K	—	(298,018)

Total distributions to shareholders	—	(536,996)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 304,346 and 280,792 shares, respectively ]	2,330,435	1,555,209
Capital shares issued in connection with merger (Note 8) [ 919,240 and 0 shares, respectively ]	6,860,121	—
Capital shares issued in reinvestment of dividends [ 0 and 38,332 shares, respectively ]	—	238,978
Capital shares repurchased [ (465,553) and (242,077) shares, respectively ]	(3,449,484)	(1,432,415)

Total Class IB transactions	5,741,072	361,772

Class K
Capital shares sold [ 12,766 and 211,248 shares, respectively ]	94,731	1,118,985
Capital shares issued in connection with merger (Note 8) [ 83,729 and 0 shares, respectively ]	625,596	—
Capital shares issued in reinvestment of dividends [ 0 and 47,805 shares, respectively ]	—	298,018
Capital shares repurchased [ (137,751) and (959,007) shares, respectively ]	(1,030,142)	(5,416,964)

Total Class K transactions	(309,815)	(3,999,961)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	5,431,257	(3,638,189)

TOTAL INCREASE (DECREASE) IN NET ASSETS	8,507,643	(7,930,952)
NET ASSETS:
Beginning of period	13,497,022	21,427,974

End of period	$22,004,665	$13,497,022

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT NATURAL RESOURCES PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31,
Class IB			2020	2019		2018	2017	2016
Net asset value, beginning of period	$6.22		$7.67	$7.25		$8.69	$7.95	$6.27

Income (loss) from investment operations:
Net investment income (loss) (e)	0.12		0.21	0.39	#	0.22	0.19	0.17
Net realized and unrealized gain (loss)	1.28		(1.41)	0.41		(1.44)	0.76	1.68

Total from investment operations	1.40		(1.20)	0.80		(1.22)	0.95	1.85

Less distributions:
Dividends from net investment income	—		(0.25)	(0.38)		(0.22)	(0.21)	(0.17)

Net asset value, end of period	$7.62		$6.22	$7.67		$7.25	$8.69	$7.95

Total return (b)	22.51%		(15.65)%	11.20%		(14.14)%	12.10%	29.48%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$13,387		$6,214	$7,075		$5,834	$6,284	$5,680
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.90	%(j)	0.90%	0.90%		0.90%	0.90%	0.90%
Before waivers and reimbursements (a)(f)	1.54%		2.02%	1.57%		1.46%	1.52%	1.61%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	3.24%		3.66%	5.04	%(g)	2.54%	2.41%	2.32%
Before waivers and reimbursements (a)(f)	2.59%		2.54%	4.37	%(g)	1.98%	1.79%	1.62%
Portfolio turnover rate^	26	%(z)	15%	10%		10%	13%	18%

	Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31,
Class K			2020	2019		2018	2017	2016
Net asset value, beginning of period	$6.22		$7.67	$7.25		$8.69	$7.95	$6.27

Income (loss) from investment operations:
Net investment income (loss) (e)	0.13		0.24	0.41	#	0.24	0.21	0.19
Net realized and unrealized gain (loss)	1.28		(1.43)	0.41		(1.44)	0.76	1.68

Total from investment operations	1.41		(1.19)	0.82		(1.20)	0.97	1.87

Less distributions:
Dividends from net investment income	—		(0.26)	(0.40)		(0.24)	(0.23)	(0.19)

Net asset value, end of period	$7.63		$6.22	$7.67		$7.25	$8.69	$7.95

Total return (b)	22.67%		(15.46)%	11.48%		(13.90)%	12.36%	29.81%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$8,618		$7,283	$14,353		$12,443	$16,359	$17,352
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.65	%(j)	0.65%	0.65%		0.65%	0.65%	0.65%
Before waivers and reimbursements (a)(f)	1.32%		1.69%	1.32%		1.20%	1.28%	1.35%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	3.68%		4.09%	5.19	%(g)	2.79%	2.66%	2.68%
Before waivers and reimbursements (a)(f)	3.01%		3.05%	4.52	%(g)	2.24%	2.03%	1.97%
Portfolio turnover rate^	26	%(z)	15%	10%		10%	13%	18%
#	Includes income resulting from a special dividend. Without this dividend, the per share income amounts would be $0.28, $0.29 for Class IB and Class K, respectively.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(g)	Includes income resulting from a special dividend. Without this dividend, the ratios for each class would have been 1.52% lower.
(j)	Including direct and indirect expenses, the net expense ratio after waivers would be 0.90% for Class IB and 0.65% for Class K.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

1290 VT REAL ESTATE PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2021	% of Net Assets
Real Estate	98.6%
Repurchase Agreements	2.1
Exchange Traded Funds	0.8
Health Care	0.1
Closed End Funds	0.1
Consumer Discretionary	0.1
Cash and Other	(1.8)

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2021 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/21	Ending Account Value 6/30/21	Expenses Paid During Period* 1/1/21 - 6/30/21
Class IB
Actual	$1,000.00	$1,153.80	$4.81
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.33	4.51
Class K
Actual	1,000.00	1,156.30	3.48
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.57	3.26

* Expenses are equal to the Portfolio’s Class IB and Class K shares annualized expense ratio of 0.90% and 0.65%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

1290 VT REAL ESTATE PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Equity Real Estate Investment Trusts (REITs) (80.6%)
Diversified REITs (8.3%)
Activia Properties, Inc. (REIT)	14	$66,286
American Assets Trust, Inc. (REIT)	978	36,470
Armada Hoffler Properties, Inc. (REIT)	1,170	15,549
Artis REIT (REIT)	2,057	18,602
BMO Real Estate Investments Ltd. (REIT)	4,729	4,644
Broadstone Net Lease, Inc. (REIT)(x)	2,800	65,548
Charter Hall Long Wale REIT (REIT)	10,969	39,074
Cofinimmo SA (REIT)	588	89,523
Cominar REIT (REIT)	3,304	29,133
Custodian Reit plc (REIT)	7,674	10,329
Daiwa House REIT Investment Corp. (REIT)	40	117,917
DigitalBridge Group, Inc. (REIT) (x)*	9,799	77,412
Empire State Realty Trust, Inc. (REIT), Class A	2,803	33,636
Essential Properties Realty Trust, Inc. (REIT)	2,290	61,922
Gecina SA (REIT)	1,047	160,399
Global Net Lease, Inc. (REIT)	1,886	34,891
Goodman Property Trust (REIT)	21,674	34,921
GPT Group (The) (REIT)	38,695	142,195
H&R REIT (REIT)	5,561	71,778
Heiwa Real Estate REIT, Inc. (REIT)	17	26,779
Hulic Reit, Inc. (REIT)	23	38,735
Icade (REIT)	602	51,966
Kenedix Office Investment Corp. (REIT)	8	56,384
Land Securities Group plc (REIT)	14,139	132,098
Lar Espana Real Estate SOCIMI SA (REIT)	1,149	6,683
Leasinvest Real Estate SCA (REIT)	50	3,984
LondonMetric Property plc (REIT)	17,476	55,940
LXI REIT plc (REIT)(m)	12,326	22,711
Merlin Properties SOCIMI SA (REIT)	6,596	68,326
Mirvac Group (REIT)	78,115	171,060
NIPPON REIT Investment Corp. (REIT)	9	36,982
Nomura Real Estate Master Fund, Inc. (REIT)	88	141,076
NTT UD REIT Investment Corp. (REIT)	25	36,928
PS Business Parks, Inc. (REIT)	411	60,861
Schroder REIT Ltd. (REIT)	9,723	6,563
Sekisui House Reit, Inc. (REIT)	79	65,421
Standard Life Investment Property Income Trust Ltd. (REIT)	7,870	7,621
Stockland (REIT)	47,373	165,558
STORE Capital Corp. (REIT)	4,805	165,821
Suntec REIT (REIT)	41,254	44,791
Tokyu REIT, Inc. (REIT)	17	31,354
United Urban Investment Corp. (REIT)	58	83,898
VEREIT, Inc. (REIT)	4,543	208,660
Washington REIT (REIT)	1,630	37,490
WP Carey, Inc. (REIT)	3,494	260,722

		3,098,641

Health Care REITs (7.2%)
Aedifica SA (REIT)	736	$97,133
Assura plc (REIT)	52,145	53,414
CareTrust REIT, Inc. (REIT)	1,891	43,928
Community Healthcare Trust, Inc. (REIT)	420	19,933
Diversified Healthcare Trust (REIT)	4,632	19,362
Healthcare Realty Trust, Inc. (REIT)	2,765	83,503
Healthcare Trust of America, Inc. (REIT), Class A	4,300	114,810
Healthpeak Properties, Inc. (REIT)	10,685	355,704
Impact Healthcare REIT plc (REIT)(m)	5,096	7,839
LTC Properties, Inc. (REIT)	723	27,756
Medical Properties Trust, Inc. (REIT)	11,453	230,205
National Health Investors, Inc. (REIT)	862	57,797
NorthWest Healthcare Properties REIT (REIT)	3,271	33,591
Omega Healthcare Investors, Inc. (REIT)	4,655	168,930
Parkway Life REIT (REIT)	7,680	26,215
Physicians Realty Trust (REIT)	4,245	78,405
Primary Health Properties plc (REIT)	26,025	55,404
Sabra Health Care REIT, Inc. (REIT)	4,226	76,913
Target Healthcare REIT plc (REIT)	10,107	16,134
Universal Health Realty Income Trust (REIT)	262	16,126
Ventas, Inc. (REIT)	7,406	422,883
Welltower, Inc. (REIT)	8,260	686,406

		2,692,391

Hotel & Resort REITs (2.5%)
Apple Hospitality REIT, Inc. (REIT)	4,101	62,581
Ascott Residence Trust (REIT)	35,603	26,477
CDL Hospitality Trusts (REIT)	15,760	14,416
DiamondRock Hospitality Co. (REIT)*	4,070	39,479
Hoshino Resorts REIT, Inc. (REIT)	5	30,379
Host Hotels & Resorts, Inc. (REIT)*	13,824	236,252
Invincible Investment Corp. (REIT)	96	36,985
Japan Hotel REIT Investment Corp. (REIT)	88	52,755
Park Hotels & Resorts, Inc. (REIT)*	4,607	94,950
Pebblebrook Hotel Trust (REIT)	2,555	60,170
RLJ Lodging Trust (REIT)	3,194	48,645
Ryman Hospitality Properties, Inc. (REIT)*	1,058	83,540
Service Properties Trust (REIT)	3,189	40,181
Summit Hotel Properties, Inc. (REIT)*	2,003	18,688
Sunstone Hotel Investors, Inc. (REIT)*	4,186	51,990
Xenia Hotels & Resorts, Inc. (REIT)*	2,203	41,262

		938,750

Industrial REITs (13.0%)
Aberdeen Standard European Logistics Income plc (REIT)(m)	4,927	8,111
Americold Realty Trust (REIT)	4,971	188,152
Ascendas REIT (REIT)	64,806	142,171
Centuria Industrial REIT (REIT)	9,050	25,248
Dream Industrial REIT (REIT)	3,520	43,390

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT REAL ESTATE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Duke Realty Corp. (REIT)	7,416	$351,148
EastGroup Properties, Inc. (REIT)	789	129,751
First Industrial Realty Trust, Inc. (REIT)	2,526	131,933
Frasers Logistics & Commercial Trust (REIT)(m)	52,270	55,974
GLP J-REIT (REIT)	81	139,697
Granite REIT (REIT)	1,172	77,982
Industrial & Infrastructure Fund Investment Corp. (REIT)	37	70,573
Industrial Logistics Properties Trust (REIT)	1,270	33,198
Innovative Industrial Properties, Inc. (REIT)(x)	471	89,970
Japan Logistics Fund, Inc. (REIT)	17	51,109
LaSalle Logiport REIT (REIT)	35	59,103
Lexington Realty Trust (REIT)	5,394	64,458
Mapletree Industrial Trust (REIT)	35,269	74,226
Mapletree Logistics Trust (REIT)	56,968	86,848
Mitsubishi Estate Logistics REIT Investment Corp. (REIT)	8	35,393
Mitsui Fudosan Logistics Park, Inc. (REIT)	10	53,288
Monmouth Real Estate Investment Corp. (REIT)	1,832	34,295
Montea NV (REIT)	262	30,818
Nippon Prologis REIT, Inc. (REIT)	44	140,006
Prologis, Inc. (REIT)	14,610	1,746,333
Rexford Industrial Realty, Inc. (REIT)	2,643	150,519
Segro plc (REIT)	23,771	359,898
STAG Industrial, Inc. (REIT)	3,165	118,466
Summit Industrial Income REIT (REIT)	3,061	43,880
Terreno Realty Corp. (REIT)	1,346	86,844
Tritax Big Box REIT plc (REIT)	34,080	92,542
Warehouses De Pauw CVA (REIT)	2,757	105,265
WPT Industrial REIT (REIT) (x)	1,114	20,197

		4,840,786

Office REITs (10.1%)
Alexandria Real Estate Equities, Inc. (REIT)	2,902	527,990
Allied Properties REIT (REIT)	2,513	91,328
alstria office REIT-AG (REIT)	3,510	64,885
Befimmo SA (REIT)	385	15,293
Boston Properties, Inc. (REIT)	3,105	355,802
Brandywine Realty Trust (REIT)	3,302	45,270
Champion REIT (REIT)	39,326	22,134
Columbia Property Trust, Inc. (REIT)	2,231	38,797
Corporate Office Properties Trust (REIT)	2,206	61,746
Cousins Properties, Inc. (REIT)	2,901	106,699
Covivio (REIT)	1,012	86,543
Cromwell Property Group (REIT)	28,128	18,458
Daiwa Office Investment Corp. (REIT)	6	41,748
Derwent London plc (REIT)	2,020	92,770
Dexus (REIT)	21,403	171,266
Douglas Emmett, Inc. (REIT)	3,279	110,240
Dream Office REIT (REIT)	732	13,558
Easterly Government Properties, Inc. (REIT)	1,645	34,677
Equity Commonwealth (REIT)	2,304	60,365
Franklin Street Properties Corp. (REIT)	2,013	10,588
Global One REIT (REIT)	19	21,412
Great Portland Estates plc (REIT)	5,039	49,455
Hibernia REIT plc (London Stock Exchange) (REIT)	10,301	15,304
Hibernia REIT plc (Turquoise Stock Exchange) (REIT)	2,816	4,140
Highwoods Properties, Inc. (REIT)	2,017	91,108
Hudson Pacific Properties, Inc. (REIT)	2,887	80,316
Ichigo Office REIT Investment Corp. (REIT)	23	20,455
Inmobiliaria Colonial SOCIMI SA (REIT)	6,409	64,710
Intervest Offices & Warehouses NV (REIT)	420	11,380
Invesco Office J-Reit, Inc. (REIT) (x)	170	34,721
Japan Excellent, Inc. (REIT) (x)	24	34,306
Japan Prime Realty Investment Corp. (REIT) (x)	17	66,565
Japan Real Estate Investment Corp. (REIT)	26	159,845
JBG SMITH Properties (REIT)	2,413	76,034
Keppel REIT (REIT)	42,162	36,998
Kilroy Realty Corp. (REIT)	2,273	158,292
Mack-Cali Realty Corp. (REIT)	1,716	29,429
Manulife US REIT (REIT) (m)	28,616	22,607
Mori Hills REIT Investment Corp. (REIT)	31	46,488
Mori Trust Sogo Reit, Inc. (REIT)	19	26,868
Nippon Building Fund, Inc. (REIT) (x)	30	187,137
NSI NV (REIT)	383	14,782
Office Properties Income Trust (REIT)	924	27,082
Orix JREIT, Inc. (REIT)	52	100,073
Paramount Group, Inc. (REIT)	3,630	36,554
Piedmont Office Realty Trust, Inc. (REIT), Class A	2,426	44,808
Precinct Properties New Zealand Ltd. (REIT)	20,943	23,423
Regional REIT Ltd. (REIT)(m)	7,266	8,624
SL Green Realty Corp. (REIT) (x)	1,412	112,960
Vornado Realty Trust (REIT)	3,463	161,618
Workspace Group plc (REIT)	2,663	30,722

		3,768,373

Residential REITs (13.0%)
Advance Residence Investment Corp. (REIT)	26	86,593
American Campus Communities, Inc. (REIT)	2,719	127,032
American Homes 4 Rent (REIT), Class A	5,500	213,675
Apartment Income REIT Corp. (REIT)	3,062	145,231
Apartment Investment and Management Co. (REIT), Class A	2,922	19,607
AvalonBay Communities, Inc. (REIT)	2,771	578,280
Boardwalk REIT (REIT) (x)	737	24,305
Camden Property Trust (REIT)	1,897	251,675

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT REAL ESTATE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Canadian Apartment Properties REIT (REIT) (x)	3,415	$160,116
Centerspace (REIT)	269	21,224
Civitas Social Housing plc (REIT)(m)	12,352	19,718
Comforia Residential REIT, Inc. (REIT)	12	37,805
Daiwa Securities Living Investments Corp. (REIT)	38	41,320
Empiric Student Property plc (REIT)*	11,615	13,834
Equity LifeStyle Properties, Inc. (REIT)	3,461	257,187
Equity Residential (REIT)	7,320	563,640
Essex Property Trust, Inc. (REIT)	1,320	396,013
GCP Student Living plc (REIT)	9,027	20,104
Independence Realty Trust, Inc. (REIT)	1,982	36,132
Ingenia Communities Group (REIT)	5,900	27,168
InterRent REIT (REIT)	2,540	34,547
Invitation Homes, Inc. (REIT)	11,208	417,946
Irish Residential Properties REIT plc (REIT)	8,810	15,899
Kenedix Residential Next Investment Corp. (REIT)	19	41,063
Killam Apartment REIT (REIT)	2,022	33,064
Mid-America Apartment Communities, Inc. (REIT)	2,249	378,777
NexPoint Residential Trust, Inc. (REIT)	420	23,092
Nippon Accommodations Fund, Inc. (REIT)	9	51,928
PRS REIT plc (The) (REIT)	9,200	12,981
Sun Communities, Inc. (REIT)	2,215	379,651
Triple Point Social Housing REIT plc (REIT) (m)	7,226	10,435
UDR, Inc. (REIT)	5,835	285,798
UNITE Group plc (The) (REIT)	6,339	94,176
Xior Student Housing NV (REIT) (m)	390	23,492

		4,843,508

Retail REITs (14.3%)
Acadia Realty Trust (REIT)	1,630	35,795
AEON REIT Investment Corp. (REIT)	30	44,421
Agree Realty Corp. (REIT)	1,337	94,245
Alexander’s, Inc. (REIT)	44	11,790
American Finance Trust, Inc. (REIT)	2,119	17,969
Ascencio (REIT)	57	3,254
British Land Co. plc (The) (REIT)	18,321	125,425
Brixmor Property Group, Inc. (REIT)	5,847	133,838
Brookfield Property REIT, Inc. (REIT), Class A	637	12,033
BWP Trust (REIT)	9,652	30,836
Capital & Counties Properties plc (REIT)*	14,554	32,474
CapitaLand Integrated Commercial Trust (REIT)	86,671	134,708
Carmila SA (REIT)	750	10,280
Charter Hall Retail REIT (REIT)	9,636	27,461
Choice Properties REIT (REIT)	5,029	57,974
Crombie REIT (REIT)	1,795	25,688
Eurocommercial Properties NV (CVA) (REIT)	1,004	24,976
Federal Realty Investment Trust (REIT)	1,525	178,684
First Capital Realty, Inc. (REIT)	4,275	60,697
Fortune REIT (REIT)	26,915	28,841
Frasers Centrepoint Trust (REIT)	21,368	38,614
Frontier Real Estate Investment Corp. (REIT)	9	42,045
Fukuoka REIT Corp. (REIT)	14	23,565
Getty Realty Corp. (REIT)	744	23,176
Hamborner REIT AG (REIT)	1,380	14,693
Hammerson plc (REIT) (x)	80,525	41,471
Immobiliare Grande Distribuzione SIIQ SpA (REIT)	1,298	6,249
Japan Metropolitan Fund Invest (REIT)	136	147,391
Kenedix Retail REIT Corp. (REIT)	11	29,754
Kimco Realty Corp. (REIT)	8,176	170,470
Kite Realty Group Trust (REIT)	1,641	36,118
Kiwi Property Group Ltd. (REIT)	31,166	25,380
Klepierre SA (REIT)	3,759	96,856
Link REIT (REIT)	41,303	400,300
Macerich Co. (The) (REIT)	3,856	70,372
Mapletree Commercial Trust (REIT)	43,456	69,804
Mercialys SA (REIT)	1,211	14,661
National Retail Properties, Inc. (REIT)	3,426	160,611
NewRiver REIT plc (REIT)*	5,961	7,133
Realty Income Corp. (REIT)	7,405	494,210
Regency Centers Corp. (REIT)	3,316	212,456
Retail Estates NV (REIT)	208	16,895
Retail Opportunity Investments Corp. (REIT)	2,256	39,841
Retail Properties of America, Inc. (REIT), Class A	4,176	47,815
RioCan REIT (REIT) (x)	6,253	111,380
RPT Realty (REIT)	1,587	20,599
Scentre Group (REIT)	103,021	211,694
Shaftesbury plc (REIT) (x)	5,523	43,510
Shopping Centres Australasia Property Group (REIT)	21,409	40,460
Simon Property Group, Inc. (REIT)	6,479	845,380
SITE Centers Corp. (REIT)	3,368	50,722
SmartCentres REIT (REIT)	2,587	61,294
Spirit Realty Capital, Inc. (REIT)	2,274	108,788
Tanger Factory Outlet Centers, Inc. (REIT) (x)	1,943	36,625
Unibail-Rodamco-Westfield (REIT)*	2,685	232,381
Urban Edge Properties (REIT)	2,261	43,185
Vastned Retail NV (REIT)	303	8,874
Vicinity Centres (REIT)	74,794	86,662
Waypoint REIT (REIT)	15,550	30,554
Weingarten Realty Investors (REIT)	2,322	74,466
Wereldhave NV (REIT)	772	13,154

		5,340,997

Specialized REITs (12.2%)
Big Yellow Group plc (REIT)	3,217	58,163
CoreSite Realty Corp. (REIT)	850	114,410
CubeSmart (REIT)	3,953	183,103
CyrusOne, Inc. (REIT)	2,431	173,865
Digital Realty Trust, Inc. (REIT)	5,553	835,504

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT REAL ESTATE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
EPR Properties (REIT)*	1,452	$76,491
Equinix, Inc. (REIT)	900	722,340
Extra Space Storage, Inc. (REIT)	2,600	425,932
Four Corners Property Trust, Inc. (REIT)	1,490	41,139
Gaming and Leisure Properties, Inc. (REIT)	4,350	201,536
Keppel DC REIT (REIT)	24,048	44,530
Life Storage, Inc. (REIT)	1,521	163,279
National Storage Affiliates Trust (REIT)	1,361	68,812
National Storage REIT (REIT)	23,266	34,548
Public Storage (REIT)	3,028	910,489
QTS Realty Trust, Inc. (REIT), Class A	1,377	106,442
Safehold, Inc. (REIT)	340	26,690
Safestore Holdings plc (REIT)	4,039	52,910
VICI Properties, Inc. (REIT)	10,640	330,053

		4,570,236

Total Equity Real Estate Investment Trusts (REITs)		30,093,682

Health Care Providers & Services (0.1%)
Health Care Facilities (0.1%)
Chartwell Retirement Residences	4,264	45,578

Total Health Care Providers & Services		45,578

Hotels, Restaurants & Leisure (0.1%)
Hotels, Resorts & Cruise Lines (0.1%)
Pandox AB*	1,727	28,736

Total Hotels, Restaurants & Leisure		28,736

Real Estate Management & Development (18.0%)
Diversified Real Estate Activities (5.7%)
Allreal Holding AG (Registered)	292	57,501
CapitaLand Ltd.	51,181	141,207
City Developments Ltd.	9,317	50,510
Hang Lung Properties Ltd.	40,202	97,653
Mitsubishi Estate Co. Ltd.	22,605	365,542
Mitsui Fudosan Co. Ltd.	18,262	422,955
New World Development Co. Ltd.	28,199	146,546
Nomura Real Estate Holdings, Inc.	2,223	56,388
Peach Property Group AG	150	8,917
Sumitomo Realty & Development Co. Ltd.	7,834	279,949
Sun Hung Kai Properties Ltd.	28,246	420,909
Tokyo Tatemono Co. Ltd.(x)	3,930	56,034
UOL Group Ltd.	9,812	53,267

		2,157,378

Real Estate Development (1.5%)
CK Asset Holdings Ltd.	47,082	325,025
Henderson Land Development Co. Ltd.	25,750	122,046
Sino Land Co. Ltd.	68,846	108,532

		555,603

Real Estate Operating Companies (10.8%)
ADLER Group SA (m)	1,774	46,656
Aeon Mall Co. Ltd.	2,350	36,193
Amot Investments Ltd.	2,900	19,018
Aroundtown SA	23,814	185,802
Atrium Ljungberg AB, Class B	900	20,496
Azrieli Group Ltd.	731	51,459
CA Immobilien Anlagen AG	1,455	60,643
Castellum AB	5,407	137,606
Catena AB	549	29,393
Citycon OYJ	1,529	13,026
CLS Holdings plc	3,060	10,180
Corem Property Group AB, Class B	11,600	26,268
Deutsche EuroShop AG	995	23,596
Deutsche Wohnen SE	6,843	418,525
Dios Fastigheter AB	1,670	17,299
Entra ASA(m)(x)	3,285	75,084
Fabege AB	5,096	81,757
Fastighets AB Balder, Class B*	1,995	125,181
Grainger plc	13,119	51,720
Grand City Properties SA*	1,881	50,808
Helical plc	1,981	11,920
Hiag Immobilien Holding AG	57	6,284
Hongkong Land Holdings Ltd. (Bermuda Stock Exchange)	250	1,168
Hongkong Land Holdings Ltd. (Singapore Stock Exchange)	22,756	108,319
Hufvudstaden AB, Class A	2,149	36,536
Hulic Co. Ltd.	7,203	81,046
Hysan Development Co. Ltd.	12,138	48,384
Intershop Holding AG	23	15,114
Kennedy-Wilson Holdings, Inc.	2,349	46,675
K-fast Holding AB(m)*	1,200	8,764
Klovern AB, Class B	2,072	4,145
Kojamo OYJ	3,859	88,176
Kungsleden AB	3,736	45,226
LEG Immobilien SE	1,472	211,982
Mobimo Holding AG (Registered)	135	44,356
Nyfosa AB	3,464	46,831
Phoenix Spree Deutschland Ltd.	1,602	8,842
Platzer Fastigheter Holding AB, Class B	1,050	15,925
PSP Swiss Property AG (Registered)	816	103,626
Sagax AB, Class B	3,400	100,990
Samhallsbyggnadsbolaget i Norden AB (x)	19,726	82,656
Shurgard Self Storage SA	460	22,200
Sirius Real Estate Ltd.	19,200	29,375
Swire Properties Ltd.	20,886	62,274
Swiss Prime Site AG (Registered)	1,466	145,451
TAG Immobilien AG	2,460	78,057
TLG Immobilien AG	117	3,871
Tricon Residential, Inc.	3,700	42,564
Tritax EuroBox plc (m)	12,202	18,196
Vonovia SE	11,254	727,538
Wallenstam AB, Class B	3,239	51,245
Wharf Real Estate Investment Co. Ltd.	32,574	189,420
Wihlborgs Fastigheter AB	2,646	57,415

		4,025,281

Total Real Estate Management & Development		6,738,262

Total Common Stocks (98.8%) (Cost $30,116,488)		36,906,258

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT REAL ESTATE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
CLOSED END FUNDS:
BMO Commercial Property Trust Ltd. (REIT)	10,435	$13,078
Picton Property Income Ltd. (The) (REIT)	10,822	13,024
UK Commercial Property REIT Ltd. (REIT)	14,594	15,443

Total Closed End Funds (0.1%) (Cost $43,660)		41,545

EXCHANGE TRADED FUNDS (ETF):
Equity (0.8%)
iShares International Developed Real Estate ETF (x)	4,844	141,978
iShares U.S. Real Estate ETF	1,392	141,900

Total Exchange Traded Funds (0.8%) (Cost $262,266)		283,878

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Repurchase Agreements (2.1%)
Citigroup Global Markets, Inc., 0.07%, dated 6/30/21, due 7/1/21, repurchase price $654,902, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-5.000%, maturing 4/30/22-2/15/42; total market value $667,999. (xx)	$654,901	654,901
HSBC Bank plc, 0.10%, dated 6/30/21, due 7/1/21, repurchase price $62,374, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-6.125%, maturing 7/15/21-2/15/50; total market value $63,647. (xx)	62,374	62,374
HSBC Bank plc, 0.10%, dated 6/30/21, due 7/1/21, repurchase price $69,235, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-6.125%, maturing 7/15/21-2/15/50; total market value $70,648. (xx)	69,235	69,235

Total Repurchase Agreements		786,510

Total Short-Term Investments (2.1%) (Cost $786,510)		786,510

Total Investments in Securities (101.8%) (Cost $31,208,924)		38,018,191
Other Assets Less Liabilities (-1.8%)		(676,097)

Net Assets (100%)		$37,342,094

*	Non-income producing.
(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At June 30, 2021, the market value of these securities amounted to $328,211 or 0.9% of net assets.

(x)	All or a portion of security is on loan at June 30, 2021.
(xx)

At June 30, 2021, the Portfolio had loaned securities with a total value of $1,119,819. This was collateralized by $398,307 of various U.S. Government Treasury Securities, ranging from 0.000% - 8.000%, maturing 7/8/21 - 2/15/51 and by cash of $786,510 which was subsequently invested in joint repurchase agreements as detailed in the Notes to the Financial Statements.

Glossary:

CVA	—	Dutch Certification

Country Diversification As a Percentage of Total Net Assets
Australia	3.3%
Austria	0.2
Belgium	1.1
Canada	2.9
Finland	0.3
France	1.7
Germany	5.0
Guernsey	0.0 #
Hong Kong	5.6
Ireland	0.1
Israel	0.2
Italy	0.0 #
Japan	10.6
Netherlands	0.2
New Zealand	0.2
Norway	0.2
Singapore	2.8
Spain	0.4
Sweden	2.5
Switzerland	1.0
United Kingdom	4.5
United States	59.0
Cash and Other	(1.8)

100.0%

#	Percent shown is less than 0.05%.

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT REAL ESTATE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2021:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Closed End Fund	$—	$41,545	$—	$41,545
Common Stocks
Consumer Discretionary	—	28,736	—	28,736
Health Care	45,578	—	—	45,578
Real Estate	22,031,967	14,799,977	—	36,831,944
Exchange Traded Funds	283,878	—	—	283,878
Short-Term Investments
Repurchase Agreements	—	786,510	—	786,510

Total Assets	$22,361,423	$15,656,768	$—	$38,018,191

Total Liabilities	$—	$—	$—	$—

Total	$22,361,423	$15,656,768	$—	$38,018,191

The Portfolio held no derivatives contracts during the six months ended June 30, 2021.

Investment security transactions for the six months ended June 30, 2021 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$3,463,325
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$3,193,646

As of June 30, 2021, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$8,827,453
Aggregate gross unrealized depreciation	(2,869,810)

Net unrealized appreciation	$5,957,643

Federal income tax cost of investments in securities and derivative instruments, if applicable	$32,060,548

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT REAL ESTATE PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2021 (Unaudited)

ASSETS
Investments in Securities, at value (x)
Unaffiliated Issuers (Cost $30,422,414)	$37,231,681
Repurchase Agreements (Cost $786,510)	786,510
Cash	109,987
Foreign cash (Cost $34,658)	34,566
Dividends, interest and other receivables	134,073
Receivable for Portfolio shares sold	11,455
Receivable for securities sold	4,927
Securities lending income receivable	286
Other assets	336

Total assets	38,313,821

LIABILITIES
Payable for return of collateral on securities loaned	786,510
Payable for securities purchased	72,469
Investment management fees payable	5,065
Payable for Portfolio shares redeemed	4,065
Distribution fees payable – Class IB	3,429
Administrative fees payable	2,869
Accrued expenses	97,320

Total liabilities	971,727

NET ASSETS	$37,342,094

Net assets were comprised of:
Paid in capital	$30,891,603
Total distributable earnings (loss)	6,450,491

Net assets	$37,342,094

Class IB
Net asset value, offering and redemption price per share, $16,442,062 / 1,369,780 shares outstanding (unlimited amount authorized: $0.01 par value)	$12.00

Class K
Net asset value, offering and redemption price per share, $20,900,032 / 1,733,432 shares outstanding (unlimited amount authorized: $0.01 par value)	$12.06

(x)	Includes value of securities on loan of $1,119,819.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2021 (Unaudited)

INVESTMENT INCOME
Dividends (net of $28,805 foreign withholding tax)	$596,647
Securities lending (net)	3,007

Total income	599,654

EXPENSES
Investment management fees	86,581
Professional fees	27,456
Custodian fees	22,784
Distribution fees – Class IB	18,830
Administrative fees	16,012
Printing and mailing expenses	10,861
Licensing fees	11,501
Trustees’ fees	432
Miscellaneous	3,522

Gross expenses	197,979
Less: Waiver from investment manager	(66,440)

Net expenses	131,539

NET INVESTMENT INCOME (LOSS)	468,115

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	88,272
Foreign currency transactions	521

Net realized gain (loss)	88,793

Change in unrealized appreciation (depreciation) on:
Investments in securities	4,472,337
Foreign currency translations	(1,529)

Net change in unrealized appreciation (depreciation)	4,470,808

NET REALIZED AND UNREALIZED GAIN (LOSS)	4,559,601

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$5,027,716

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT REAL ESTATE PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31, 2020
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$468,115	$711,607
Net realized and unrealized gain (loss)	88,793	(233,158)
Net change in unrealized appreciation (depreciation)	4,470,808	(3,203,743)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	5,027,716	(2,725,294)

Distributions to shareholders:
Class IB	—	(187,754)
Class K	—	(277,108)

Total distributions to shareholders	—	(464,862)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 119,837 and 280,841 shares, respectively ]	1,370,871	2,708,559
Capital shares issued in reinvestment of dividends and distributions [ 0 and 18,469 shares, respectively ]	—	187,754
Capital shares repurchased [ (130,828) and (290,498) shares, respectively ]	(1,448,667)	(2,768,966)

Total Class IB transactions .	(77,796)	127,347

Class K
Capital shares sold [ 71,519 and 721,987 shares, respectively ]	763,146	7,033,246
Capital shares issued in reinvestment of dividends and distributions [ 0 and 27,175 shares, respectively ]	—	277,108
Capital shares repurchased [ (79,022) and (367,314) shares, respectively ]	(884,411)	(3,419,070)

Total Class K transactions .	(121,265)	3,891,284

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(199,061)	4,018,631

TOTAL INCREASE (DECREASE) IN NET ASSETS	4,828,655	828,475
NET ASSETS:
Beginning of period	32,513,439	31,684,964

End of period	$37,342,094	$32,513,439

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT REAL ESTATE PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31,
Class IB			2020		2019	2018	2017	2016
Net asset value, beginning of period	$10.40		$11.58		$10.03	$11.03	$10.45	$10.17

Income (loss) from investment operations:
Net investment income (loss) (e)	0.14		0.22	(aa)	0.23	0.31	0.27	0.22
Net realized and unrealized gain (loss)	1.46		(1.26)		1.94	(0.89)	0.80	0.27

Total from investment operations	1.60		(1.04)		2.17	(0.58)	1.07	0.49

Less distributions:
Dividends from net investment income	—		(0.14)		(0.53)	(0.34)	(0.38)	(0.07)
Distributions from net realized gains	—		—		(0.07)	—	(0.09)	(0.14)
Return of capital	—		—		(0.02)	(0.08)	(0.02)	—

Total dividends and distributions	—		(0.14)		(0.62)	(0.42)	(0.49)	(0.21)

Net asset value, end of period	$12.00		$10.40		$11.58	$10.03	$11.03	$10.45

Total return (b)	15.38%		(8.98)%		21.75%	(5.46)%	10.22%	4.67%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$16,442		$14,355		$15,893	$12,114	$13,416	$12,294
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.90%		0.90%		0.90%	0.90%	0.90%	0.91%
Before waivers and reimbursements (a)(f)	1.28%		1.52%		1.48%	1.40%	1.31%	1.41%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	2.56%		2.31	%(bb)	1.96%	2.84%	2.46%	2.11%
Before waivers and reimbursements (a)(f)	2.18%		1.69	%(bb)	1.38%	2.34%	2.05%	1.61%
Portfolio turnover rate^	9	%(z)	29%		27%	15%	30%	57%

	Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31,
Class K			2020		2019	2018	2017	2016
Net asset value, beginning of period	$10.43		$11.62		$10.06	$11.06	$10.47	$10.20

Income (loss) from investment operations:
Net investment income (loss) (e)	0.16		0.26	(aa)	0.25	0.34	0.29	0.24
Net realized and unrealized gain (loss)	1.47		(1.29)		1.95	(0.89)	0.81	0.27

Total from investment operations	1.63		(1.03)		2.20	(0.55)	1.10	0.51

Less distributions:
Dividends from net investment income	—		(0.16)		(0.54)	(0.37)	(0.40)	(0.10)
Distributions from net realized gains	—		—		(0.07)	—	(0.09)	(0.14)
Return of capital	—		—		(0.03)	(0.08)	(0.02)	—

Total dividends and distributions	—		(0.16)		(0.64)	(0.45)	(0.51)	(0.24)

Net asset value, end of period	$12.06		$10.43		$11.62	$10.06	$11.06	$10.47

Total return (b)	15.63%		(8.82)%		22.08%	(5.21)%	10.56%	4.81%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$20,900		$18,158		$15,792	$14,269	$15,743	$18,263
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.65%		0.65%		0.65%	0.65%	0.65%	0.66%
Before waivers and reimbursements (a)(f)	1.03%		1.29%		1.22%	1.15%	1.07%	1.16%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	2.81%		2.68	%(bb)	2.19%	3.09%	2.68%	2.30%
Before waivers and reimbursements (a)(f)	2.43%		2.04	%(bb)	1.62%	2.59%	2.26%	1.79%
Portfolio turnover rate^	9	%(z)	29%		27%	15%	30%	57%
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(z)	Portfolio turnover rate for periods less than one year is not annualized.
(aa)	Includes income resulting from a non-recurring non-cash dividend. Without this dividend, the per share income amounts would be $0.20 and $0.24 for Class IB and Class K, respectively.
(bb)	Includes income resulting from a non-recurring non-cash dividend. Without this dividend, the ratios for each class would have been 0.24% lower.

See Notes to Financial Statements.

1290 VT SMALL CAP VALUE PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2021	% of Net Assets
Energy	19.9%
Industrials	17.0
Financials	15.2
Consumer Discretionary	10.9
Real Estate	9.6
Health Care	5.5
Communication Services	5.1
Materials	4.1
Consumer Staples	3.3
Repurchase Agreements	3.2
Investment Company	3.0
Information Technology	2.7
Utilities	2.5
Cash and Other	(2.0)

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2021 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/21	Ending Account Value 6/30/21	Expenses Paid During Period* 1/1/21 - 6/30/21
Class IB
Actual	$1,000.00	$1,376.90	$6.78
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.09	5.76
Class K
Actual	1,000.00	1,379.60	5.31
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.33	4.51

* Expenses are equal to the Portfolio’s Class IB and Class K shares annualized expense ratio of 1.15% and 0.90%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (5.1%)
Diversified Telecommunication Services (0.2%)
Anterix, Inc.*	1,158	$69,468
ATN International, Inc.	1,683	76,560
Cincinnati Bell, Inc.*	4,278	65,967
Consolidated Communications Holdings, Inc.*	10,763	94,607
Globalstar, Inc. (x)*	11,193	19,924
IDT Corp., Class B*	763	28,200
Iridium Communications, Inc.*	4,395	175,756
Liberty Latin America Ltd., Class A*	6,506	90,173
Liberty Latin America Ltd., Class C*	22,864	322,383
Ooma, Inc.*	1,376	25,951
Radius Global Infrastructure, Inc. (x)*	6,578	95,381

		1,064,370

Entertainment (3.5%)
AMC Entertainment Holdings, Inc., Class A (x)*	60,505	3,429,423
Chicken Soup For The Soul Entertainment, Inc. (x)*	1,206	49,928
Cinemark Holdings, Inc.*	2,836	62,250
CuriosityStream, Inc. (x)*	3,172	43,266
Eros STX Global Corp.*	46,927	71,798
IMAX Corp.*	6,731	144,717
Lions Gate Entertainment Corp., Class A*	8,755	181,229
Lions Gate Entertainment Corp., Class B*	48,980	896,334
Live Nation Entertainment, Inc.*	112,800	9,880,152
Madison Square Garden Entertainment Corp.*	6,432	540,095
Madison Square Garden Sports Corp., Class A*	2,400	414,168
Marcus Corp. (The) (x)*	3,418	72,496

		15,785,856

Interactive Media & Services (0.1%)
Cars.com, Inc.*	8,835	126,605
COOKPAD, Inc. (x)*	154,000	347,936
Liberty TripAdvisor Holdings, Inc., Class A*	2,665	10,847
MediaAlpha, Inc., Class A*	269	11,325
TrueCar, Inc.*	14,498	81,914
Yelp, Inc.*	848	33,886

		612,513

Media (1.1%)
Advantage Solutions, Inc.*	11,304	121,970
AMC Networks, Inc., Class A*	22,129	1,478,217
Boston Omaha Corp., Class A*	2,580	81,812
Clear Channel Outdoor Holdings, Inc.*	49,401	130,419
comScore, Inc.*	10,542	52,710
Daily Journal Corp.*	179	60,591
Emerald Holding, Inc.*	3,972	21,409
Entercom Communications Corp.*	17,806	76,744
Entravision Communications Corp., Class A	8,778	58,637
EW Scripps Co. (The), Class A	8,459	172,479
Fluent, Inc.*	7,116	20,850
Gannett Co., Inc.*	20,823	114,318
Gray Television, Inc.	12,679	296,689
Hemisphere Media Group, Inc.*	2,405	28,379
iHeartMedia, Inc., Class A*	9,104	245,171
John Wiley & Sons, Inc., Class A	6,407	385,573
MDC Partners, Inc., Class A*	8,183	47,871
Meredith Corp.*	2,230	96,871
MSG Networks, Inc., Class A*	28,553	416,303
National CineMedia, Inc.	8,760	44,413
Scholastic Corp.	4,438	168,156
Sinclair Broadcast Group, Inc., Class A	5,869	194,968
TEGNA, Inc.	32,841	616,097
Thryv Holdings, Inc.*	158	5,652
WideOpenWest, Inc.*	2,950	61,094

		4,997,393

Wireless Telecommunication Services (0.2%)
Gogo, Inc. (x)*	8,117	92,371
Shenandoah Telecommunications Co.	4,765	231,150
Telephone and Data Systems, Inc.	15,092	341,985
United States Cellular Corp.*	2,287	83,041

		748,547

Total Communication Services		23,208,679

Consumer Discretionary (10.9%)
Auto Components (0.7%)
Adient plc*	12,275	554,830
American Axle & Manufacturing Holdings, Inc.*	8,479	87,758
Cooper-Standard Holdings, Inc.*	2,482	71,978
Dana, Inc.	10,037	238,479
Dorman Products, Inc.*	8,000	829,360
Goodyear Tire & Rubber Co. (The)*	41,005	703,236
Modine Manufacturing Co.*	6,565	108,913
Motorcar Parts of America, Inc.*	2,735	61,373
Standard Motor Products, Inc.	3,102	134,472
Stoneridge, Inc.*	3,283	96,849
Tenneco, Inc., Class A*	935	18,064
XL Fleet Corp. (x)*	4,989	41,558

		2,946,870

Automobiles (0.1%)
Canoo, Inc. (x)*	6,490	64,510
Fisker, Inc.*	1,943	37,461
Lordstown Motors Corp.*	15,050	166,453
Workhorse Group, Inc. (x)*	16,674	276,622

		545,046

Distributors (0.0%)
Core-Mark Holding Co., Inc.	4,545	204,570

Diversified Consumer Services (0.5%)
2U, Inc.*	1,657	69,047
Adtalem Global Education, Inc.*	7,381	263,059

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
American Public Education, Inc.*	2,755	$78,077
Carriage Services, Inc.	1,985	73,386
Coursera, Inc. (x)*	1,787	70,694
Graham Holdings Co., Class B	574	363,859
Houghton Mifflin Harcourt Co.*	1,185	13,082
Laureate Education, Inc., Class A*	15,734	228,300
OneSpaWorld Holdings Ltd. (x)*	4,160	40,310
Perdoceo Education Corp.*	10,526	129,154
Regis Corp.*	490	4,586
StoneMor, Inc. (x)*	4,542	11,900
Strategic Education, Inc.	3,651	277,695
Stride, Inc.*	5,669	182,145
Vivint Smart Home, Inc.*	10,014	132,185
WW International, Inc.*	5,441	196,638

		2,134,117

Hotels, Restaurants & Leisure (1.8%)
Biglari Holdings, Inc., Class B*	128	20,412
BJ’s Restaurants, Inc.*	243	11,941
Bluegreen Vacations Holding Corp.*	2,146	38,628
Carrols Restaurant Group, Inc.*	4,642	27,898
Chuy’s Holdings, Inc.*	1,568	58,424
Dave & Buster’s Entertainment, Inc.*	3,454	140,232
Del Taco Restaurants, Inc.	4,561	45,656
Denny’s Corp.*	2,254	37,169
Drive Shack, Inc. (x)*	6,667	22,068
El Pollo Loco Holdings, Inc.*	2,568	46,969
Fiesta Restaurant Group, Inc.*	2,468	33,145
GAN Ltd. (x)*	5,291	86,984
Hall of Fame Resort & Entertainment Co. (x)*	8,330	32,737
Jack in the Box, Inc.	2,963	330,197
Monarch Casino & Resort, Inc.*	399	26,402
Nathan’s Famous, Inc.	170	12,124
SeaWorld Entertainment, Inc.*	3,462	172,892
Target Hospitality Corp.*	1,513	5,613
Wendy’s Co. (The)	295,400	6,918,268

		8,067,759

Household Durables (1.1%)
Bassett Furniture Industries, Inc.	1,314	31,996
Beazer Homes USA, Inc.*	4,104	79,166
Cavco Industries, Inc.*	403	89,543
Century Communities, Inc.	1,556	103,536
Ethan Allen Interiors, Inc.	3,333	91,991
Flexsteel Industries, Inc. (x)	929	37,522
Green Brick Partners, Inc.*	3,248	73,860
Hamilton Beach Brands Holding Co., Class A	729	16,235
Hooker Furniture Corp.	1,634	56,602
Hovnanian Enterprises, Inc., Class A (x)*	744	79,080
iRobot Corp. (x)*	387	36,142
KB Home	10,917	444,540
Landsea Homes Corp.*	1,255	10,504
La-Z-Boy, Inc.	6,823	252,724
Legacy Housing Corp.*	1,168	19,751
Lifetime Brands, Inc.	1,891	28,308
M.D.C. Holdings, Inc.	6,184	312,910
M/I Homes, Inc.*	4,190	245,827
Meritage Homes Corp.*	5,199	489,122
Taylor Morrison Home Corp., Class A*	16,364	432,337
Tri Pointe Homes, Inc.*	90,643	1,942,479
Tupperware Brands Corp.*	7,328	174,040
Universal Electronics, Inc.*	1,967	95,400
VOXX International Corp.*	2,295	32,153

		5,175,768

Internet & Direct Marketing Retail (0.1%)
Groupon, Inc.*	514	22,184
Lands’ End, Inc.*	2,133	87,560
PetMed Express, Inc.	471	15,002
Revolve Group, Inc.*	1,990	137,111
Stamps.com, Inc.*	856	171,448

		433,305

Leisure Products (0.3%)
Acushnet Holdings Corp.	3,575	176,605
American Outdoor Brands, Inc.*	2,070	72,740
Callaway Golf Co.*	17,170	579,144
Escalade, Inc.	1,148	26,346
Genius Brands International, Inc. (x)*	41,945	77,179
Johnson Outdoors, Inc., Class A	295	35,695
Nautilus, Inc.*	3,275	55,184
Sturm Ruger & Co., Inc.	204	18,356
Vista Outdoor, Inc.*	8,675	401,479

		1,442,728

Multiline Retail (0.3%)
Big Lots, Inc.	5,174	341,536
Dillard’s, Inc., Class A (x)	936	169,303
Franchise Group, Inc.	3,633	128,136
Macy’s, Inc.*	44,572	845,085

		1,484,060

Specialty Retail (5.6%)
Aaron’s Co., Inc. (The)	5,050	161,550
Abercrombie & Fitch Co., Class A*	8,362	388,248
Academy Sports & Outdoors, Inc.*	9,197	379,284
America’s Car-Mart, Inc.*	148	20,975
AutoNation, Inc.*	123,250	11,685,333
Barnes & Noble Education, Inc.*	5,661	40,816
Bed Bath & Beyond, Inc.*	14,511	483,071
Big 5 Sporting Goods Corp.	3,065	78,709
Buckle, Inc. (The)	283	14,079
CarLotz, Inc. (x)*	6,503	35,506
Cato Corp. (The), Class A	2,844	47,978
Chico’s FAS, Inc.*	14,184	93,331
Conn’s, Inc.*	2,660	67,830
Container Store Group, Inc. (The)*	4,846	63,192
Genesco, Inc.*	2,179	138,759
Group 1 Automotive, Inc.	2,615	403,834
Guess?, Inc.	5,241	138,362
Haverty Furniture Cos., Inc.	1,433	61,275
Hibbett, Inc.*	418	37,465
Lazydays Holdings, Inc. (x)*	1,020	22,440
Lumber Liquidators Holdings, Inc.*	4,264	89,970
MarineMax, Inc.*	1,519	74,036
Monro, Inc.	1,950	123,845
ODP Corp. (The)*	7,298	350,377

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Penske Automotive Group, Inc.	127,500	$9,624,975
Rent-A-Center, Inc.	729	38,688
Shift Technologies, Inc. (x)*	7,377	63,295
Shoe Carnival, Inc.	126	9,020
Signet Jewelers Ltd.*	1,722	139,120
Sleep Number Corp.*	1,831	201,318
Sonic Automotive, Inc., Class A	3,288	147,105
Tilly’s, Inc., Class A	3,370	53,853
TravelCenters of America, Inc.*	1,840	53,802
Urban Outfitters, Inc. (x)*	3,060	126,133
Winmark Corp.	344	66,076
Zumiez, Inc.*	3,254	159,414

		25,683,064

Textiles, Apparel & Luxury Goods (0.4%)
Fossil Group, Inc.*	6,971	99,546
G-III Apparel Group Ltd.*	6,539	214,871
Movado Group, Inc.	30,250	951,967
Oxford Industries, Inc.	2,220	219,425
Rocky Brands, Inc.	953	52,987
Superior Group of Cos., Inc.	1,325	31,681
Unifi, Inc.*	1,941	47,283
Vera Bradley, Inc.*	3,797	47,045

		1,664,805

Total Consumer Discretionary		49,782,092

Consumer Staples (3.3%)
Beverages (0.5%)
Crimson Wine Group Ltd.*	184,800	1,689,072
Duckhorn Portfolio, Inc. (The) (x)*	1,142	25,193
MGP Ingredients, Inc.	358	24,215
NewAge, Inc. (x)*	9,601	21,410
Primo Water Corp.	23,505	393,239

		2,153,129

Food & Staples Retailing (0.4%)
Andersons, Inc. (The)	2,809	85,759
BJ’s Wholesale Club Holdings, Inc.*	5,173	246,131
Chefs’ Warehouse, Inc. (The)*	4,345	138,301
HF Foods Group, Inc. (x)*	5,336	28,228
Ingles Markets, Inc., Class A	2,109	122,891
Natural Grocers by Vitamin Cottage, Inc.	1,354	14,542
PriceSmart, Inc.	3,260	296,693
Rite Aid Corp. (x)*	8,217	133,937
SpartanNash Co.	5,440	105,046
Sprouts Farmers Market, Inc.*	9,873	245,344
United Natural Foods, Inc.*	7,782	287,778
Village Super Market, Inc., Class A	1,315	30,916
Weis Markets, Inc.	2,513	129,822

		1,865,388

Food Products (0.7%)
Alico, Inc.	20,800	740,480
B&G Foods, Inc. (x)	9,536	312,781
Cal-Maine Foods, Inc.	5,338	193,289
Fresh Del Monte Produce, Inc.	4,967	163,315
Hostess Brands, Inc.*	19,375	313,681
John B Sanfilippo & Son, Inc.	510	45,171
Laird Superfood, Inc. (x)*	184	5,496
Lancaster Colony Corp.	373	72,179
Landec Corp.*	3,934	44,257
Limoneira Co.	1,581	27,747
Mission Produce, Inc.*	4,894	101,355
Sanderson Farms, Inc.	442	83,083
Seneca Foods Corp., Class A*	970	49,548
Simply Good Foods Co. (The)*	11,903	434,578
Tootsie Roll Industries, Inc. (x)	2,355	79,858
TreeHouse Foods, Inc.*	7,719	343,650
Whole Earth Brands, Inc.*	5,418	78,561

		3,089,029

Household Products (0.0%)
Central Garden & Pet Co.*	868	45,943
Central Garden & Pet Co., Class A*	3,763	181,753
Oil-Dri Corp. of America	763	26,079

		253,775

Personal Products (1.6%)
Beauty Health Co. (The) (x)*	602	10,114
BellRing Brands, Inc., Class A*	2,107	66,033
Edgewell Personal Care Co.	8,117	356,336
Honest Co., Inc. (The) (x)*	1,127	18,246
Inter Parfums, Inc.	90,700	6,530,400
Nature’s Sunshine Products, Inc.	1,657	28,782
Nu Skin Enterprises, Inc., Class A	4,111	232,888
Revlon, Inc., Class A (x)*	941	12,083
Veru, Inc.*	2,617	21,119

		7,276,001

Tobacco (0.1%)
Universal Corp.	3,648	207,827
Vector Group Ltd.	18,553	262,339

		470,166

Total Consumer Staples		15,107,488

Energy (19.9%)
Energy Equipment & Services (1.2%)
Archrock, Inc.	20,040	178,556
Bristow Group, Inc.*	1,037	26,558
ChampionX Corp.*	24,648	632,221
Dril-Quip, Inc.*	5,283	178,724
Frank’s International NV*	20,657	62,591
FTS International, Inc., Class A*	1,289	36,466
Helix Energy Solutions Group, Inc. (x)*	21,222	121,178
Helmerich & Payne, Inc.	15,676	511,508
Liberty Oilfield Services, Inc., Class A*	8,425	119,298
Nabors Industries Ltd. (x)*	1,048	119,724
National Energy Services Reunited Corp. (x)*	4,261	60,719
Newpark Resources, Inc.*	13,014	45,028
NexTier Oilfield Solutions, Inc.*	22,854	108,785
Oceaneering International, Inc.*	14,744	229,564
Oil States International, Inc.*	9,067	71,176
Patterson-UTI Energy, Inc.	27,799	276,322
ProPetro Holding Corp.*	12,676	116,112
RPC, Inc.*	9,910	49,055
Select Energy Services, Inc., Class A*	8,768	52,959

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Solaris Oilfield Infrastructure, Inc., Class A	3,525	$34,333
Subsea 7 SA (ADR) (x)	183,400	1,760,640
TerraVest Industries, Inc.	16,810	263,351
TETRA Technologies, Inc.*	3,857	16,739
Tidewater, Inc.*	5,896	71,047
US Silica Holdings, Inc.*	10,840	125,310

		5,267,964

Oil, Gas & Consumable Fuels (18.7%)
Aemetis, Inc. (x)*	3,434	38,358
Alto Ingredients, Inc.*	10,653	65,090
Altus Midstream Co. (x)	438	29,569
Antero Resources Corp.*	37,304	560,679
Arch Resources, Inc.*	1,807	102,963
Berry Corp.	10,033	67,422
Bonanza Creek Energy, Inc.	4,574	215,298
Brigham Minerals, Inc., Class A	6,606	140,642
California Resources Corp.*	12,530	377,654
Callon Petroleum Co. (x)*	793	45,748
Centennial Resource Development, Inc., Class A (x)*	23,400	158,652
Centrus Energy Corp., Class A (x)*	1,373	34,847
Chesapeake Energy Corp.	14,698	763,120
Clean Energy Fuels Corp. (x)*	20,657	209,669
CNX Resources Corp.*	32,469	443,527
Comstock Resources, Inc.*	13,524	90,205
CONSOL Energy, Inc.*	5,073	93,698
CVR Energy, Inc.	4,896	87,932
Delek US Holdings, Inc.	9,882	213,649
DHT Holdings, Inc.	21,556	139,898
Diamond S Shipping, Inc., Class S*	4,565	45,467
Dorian LPG Ltd.*	3,574	50,465
Earthstone Energy, Inc., Class A*	2,763	30,586
Energy Fuels, Inc. (x)*	2,935	17,757
Equitrans Midstream Corp.	60,841	517,757
Extraction Oil & Gas, Inc.*	1,400	76,874
Falcon Minerals Corp.	1,569	7,971
Frontline Ltd. (x)	17,803	160,227
Gevo, Inc. (x)*	29,032	211,063
Golar LNG Ltd.*	15,256	202,142
Green Plains, Inc.*	4,895	164,570
HighPeak Energy, Inc. (x)*	582	5,954
International Seaways, Inc.	3,459	66,344
Laredo Petroleum, Inc.*	1,362	126,380
Murphy Oil Corp.	21,783	507,108
Nordic American Tankers Ltd. (x)	22,597	74,118
Northern Oil and Gas, Inc.	7,102	147,509
Oasis Petroleum, Inc.	454	45,650
Ovintiv, Inc.	36,787	1,157,687
Par Pacific Holdings, Inc.*	1,217	20,470
PBF Energy, Inc., Class A*	14,356	219,647
PDC Energy, Inc.	14,836	679,340
Peabody Energy Corp.*	10,219	81,037
Penn Virginia Corp.*	2,402	56,711
Permian Basin Royalty Trust	10,000	56,200
PrairieSky Royalty Ltd. (x)	92,000	1,114,004
Range Resources Corp.*	35,466	594,410
Renewable Energy Group, Inc.*	6,651	414,623
REX American Resources Corp.*	827	74,579
Riley Exploration Permian, Inc. (x)	300	8,694
Scorpio Tankers, Inc.	7,256	159,995
SFL Corp. Ltd.	15,650	119,722
SM Energy Co.	17,312	426,395
Talos Energy, Inc.*	4,650	72,726
Teekay Corp. (x)*	10,136	37,706
Teekay Tankers Ltd., Class A*	3,500	50,470
Texas Pacific Land Corp.	45,738	73,168,908
Ur-Energy, Inc. (x)*	2,757	3,860
W&T Offshore, Inc.*	14,171	68,729
Whiting Petroleum Corp.*	5,869	320,154
World Fuel Services Corp.	9,417	298,801

		85,541,430

Total Energy		90,809,394

Financials (15.1%)
Banks (6.9%)
1st Source Corp.	2,776	128,973
Allegiance Bancshares, Inc.	2,693	103,519
Altabancorp	2,562	110,960
Amalgamated Financial Corp.	2,245	35,089
Amerant Bancorp, Inc.*	3,217	68,779
American National Bankshares, Inc.	1,754	54,532
Ameris Bancorp	9,491	480,529
Arrow Financial Corp.	2,212	79,521
Associated Banc-Corp.	23,014	471,327
Atlantic Capital Bancshares, Inc.*	2,975	75,743
Atlantic Union Bankshares Corp.	11,983	434,024
Banc of California, Inc.	6,707	117,641
BancFirst Corp.	2,722	169,934
Bancorp, Inc. (The)*	7,368	169,538
BancorpSouth Bank	14,693	416,253
Bank First Corp. (x)	974	67,956
Bank of Marin Bancorp	2,079	66,320
Bank of NT Butterfield & Son Ltd. (The)	7,689	272,575
BankUnited, Inc.	13,085	558,599
Banner Corp.	4,987	270,345
Bar Harbor Bankshares	2,253	64,481
Berkshire Hills Bancorp, Inc.	6,406	175,588
Blue Ridge Bankshares, Inc. (x)	2,586	45,307
Boston Private Financial Holdings, Inc.	11,673	172,177
Brookline Bancorp, Inc.	10,759	160,847
Bryn Mawr Bank Corp.	3,053	128,806
Business First Bancshares, Inc.	2,937	67,404
Byline Bancorp, Inc.	3,889	88,008
Cadence Bancorp	11,298	235,902
Cambridge Bancorp	1,028	85,314
Camden National Corp.	2,316	110,612
Capital Bancorp, Inc.*	1,059	21,657
Capital City Bank Group, Inc.	2,196	56,635
Capstar Financial Holdings, Inc.	3,119	63,939
Carter Bankshares, Inc.*	3,894	48,714
Cathay General Bancorp	11,639	458,111
CBTX, Inc.	2,824	77,123
Central Pacific Financial Corp.	3,611	94,103
Century Bancorp, Inc., Class A	414	47,196
CIT Group, Inc.	14,782	762,603
Citizens & Northern Corp.	2,497	61,176
City Holding Co.	2,219	166,958

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Civista Bancshares, Inc.	2,397	$52,974
CNB Financial Corp.	2,530	57,735
Coastal Financial Corp.*	502	14,337
Columbia Banking System, Inc.	10,311	397,592
Community Bank System, Inc.	7,538	570,250
Community Trust Bancorp, Inc.	2,573	103,898
ConnectOne Bancorp, Inc.	5,689	148,881
CrossFirst Bankshares, Inc.*	3,946	54,257
Customers Bancorp, Inc.*	3,797	148,045
CVB Financial Corp.	18,561	382,171
Dime Community Bancshares, Inc.	5,215	175,328
Eagle Bancorp, Inc.	4,546	254,940
Eastern Bankshares, Inc.	20,236	416,255
Enterprise Bancorp, Inc.	1,402	45,915
Enterprise Financial Services Corp.	4,424	205,229
Equity Bancshares, Inc., Class A*	2,105	64,181
Farmers National Banc Corp.	4,170	64,677
FB Financial Corp.	4,660	173,911
Fidelity D&D Bancorp, Inc. (x)	588	31,811
Financial Institutions, Inc.	2,559	76,770
First Bancorp (Nasdaq Stock Exchange)	4,102	167,813
First Bancorp (Quotrix Stock Exchange)	30,764	366,707
First Bancorp, Inc. (The)	1,679	49,447
First Bancshares, Inc. (The)	3,070	114,910
First Bank	2,368	32,063
First Busey Corp.	7,981	196,811
First Choice Bancorp	1,588	48,355
First Commonwealth Financial Corp.	13,271	186,723
First Community Bankshares, Inc.	2,782	83,043
First Financial Bancorp	13,773	325,456
First Financial Bankshares, Inc.	1,435	70,502
First Financial Corp.	1,891	77,191
First Foundation, Inc.	6,016	135,420
First Internet Bancorp	1,376	42,628
First Interstate BancSystem, Inc., Class A	6,291	263,153
First Merchants Corp.	8,298	345,778
First Mid Bancshares, Inc.	2,530	102,490
First Midwest Bancorp, Inc.	16,079	318,847
First of Long Island Corp. (The)	3,581	76,025
Five Star Bancorp (x)*	536	12,944
Flushing Financial Corp.	4,641	99,457
Fulton Financial Corp.	24,303	383,501
German American Bancorp, Inc.	3,724	138,533
Glacier Bancorp, Inc.	12,564	692,025
Great Southern Bancorp, Inc.	1,769	95,349
Great Western Bancorp, Inc.	7,412	243,039
Guaranty Bancshares, Inc.	1,149	39,146
Hancock Whitney Corp.	12,961	575,987
Hanmi Financial Corp.	4,043	77,060
HarborOne Bancorp, Inc.	7,831	112,297
Hawthorn Bancshares, Inc.	32	734
HBT Financial, Inc.	1,612	28,065
Heartland Financial USA, Inc.	6,210	291,808
Heritage Commerce Corp.	9,065	100,893
Heritage Financial Corp.	5,062	126,651
Hilltop Holdings, Inc.	9,687	352,607
Home BancShares, Inc.	22,962	566,702
HomeTrust Bancshares, Inc.	2,371	66,151
Hope Bancorp, Inc.	16,888	239,472
Horizon Bancorp, Inc.	6,725	117,217
Howard Bancorp, Inc.*	2,090	33,712
Independent Bank Corp.	3,511	76,224
Independent Bank Corp./MA	4,679	353,264
Independent Bank Group, Inc.	5,665	419,097
International Bancshares Corp.	8,178	351,163
Investors Bancorp, Inc.	21,040	300,030
Lakeland Bancorp, Inc.	7,715	134,858
Lakeland Financial Corp.	3,474	214,137
Macatawa Bank Corp.	4,865	42,569
Mercantile Bank Corp.	2,658	80,272
Metrocity Bankshares, Inc.	2,397	41,971
Metropolitan Bank Holding Corp.*	1,063	64,014
Mid Penn Bancorp, Inc.	1,489	40,873
Midland States Bancorp, Inc.	3,437	90,290
MidWestOne Financial Group, Inc.	2,422	69,681
MVB Financial Corp.	1,406	59,980
National Bank Holdings Corp., Class A	3,842	144,997
NBT Bancorp, Inc.	6,078	218,626
Nicolet Bankshares, Inc.*	1,423	100,094
Northrim BanCorp, Inc.	944	40,356
OceanFirst Financial Corp.	9,243	192,624
OFG Bancorp	7,128	157,671
Old National Bancorp	23,541	414,557
Old Second Bancorp, Inc.	4,720	58,528
Origin Bancorp, Inc.	2,830	120,162
Orrstown Financial Services, Inc.	1,596	36,820
Pacific Premier Bancorp, Inc.	11,712	495,300
Park National Corp.	2,139	251,161
Peapack-Gladstone Financial Corp.	2,913	90,507
Peoples Bancorp, Inc.	2,969	87,942
Peoples Financial Services Corp.	1,151	49,033
Preferred Bank	2,027	128,248
Premier Financial Bancorp, Inc.	1,928	32,487
Primis Financial Corp.	4,026	61,437
QCR Holdings, Inc.	2,399	115,368
RBB Bancorp	2,151	52,097
Red River Bancshares, Inc.	741	37,428
Reliant Bancorp, Inc.	2,251	62,420
Renasant Corp.	7,781	311,240
Republic Bancorp, Inc., Class A	1,567	72,286
Republic First Bancorp, Inc.*	5,958	23,772
S&T Bancorp, Inc.	5,422	169,709
Sandy Spring Bancorp, Inc.	7,138	315,000
Seacoast Banking Corp. of Florida	7,316	249,841
ServisFirst Bancshares, Inc.	1,332	90,549
Sierra Bancorp	2,154	54,819
Simmons First National Corp., Class A	15,389	451,513
SmartFinancial, Inc.	2,387	57,312
South Plains Financial, Inc.	1,568	36,268
South State Corp.	10,563	863,631
Southern First Bancshares, Inc.*	903	46,197
Southside Bancshares, Inc.	4,491	171,691
Spirit of Texas Bancshares, Inc.	2,023	46,205
Stock Yards Bancorp, Inc.	2,661	135,418
Summit Financial Group, Inc.	1,765	38,848
Texas Capital Bancshares, Inc.*	4,738	300,816
Tompkins Financial Corp.	2,196	170,322

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Towne Bank	10,336	$314,421
TriCo Bancshares	4,238	180,454
TriState Capital Holdings, Inc.*	4,366	89,023
Triumph Bancorp, Inc.*	255	18,934
Trustmark Corp.	9,728	299,622
UMB Financial Corp.	6,558	610,287
United Bankshares, Inc.	18,784	685,616
United Community Banks, Inc.	11,184	358,000
Univest Financial Corp.	4,591	121,065
Valley National Bancorp	60,332	810,259
Veritex Holdings, Inc.	5,932	210,052
Washington Trust Bancorp, Inc.	2,742	140,802
WesBanco, Inc.	9,986	355,801
West BanCorp, Inc.	2,210	61,328
Westamerica Bancorp	3,653	211,984

		31,540,058

Capital Markets (3.5%)
AssetMark Financial Holdings, Inc.*	2,827	70,845
Associated Capital Group, Inc., Class A‡	161,631	6,280,981
B Riley Financial, Inc.	2,986	225,443
BGC Partners, Inc., Class A	49,579	281,113
Blucora, Inc.*	4,751	82,240
Cohen & Steers, Inc.	13,000	1,067,170
Cowen, Inc., Class A	3,831	157,262
Diamond Hill Investment Group, Inc.	476	79,640
Donnelley Financial Solutions, Inc.*	4,128	136,224
Federated Hermes, Inc., Class B	41,198	1,397,024
Galaxy Digital Holdings Ltd. (x)*	75,000	1,406,099
GAMCO Investors, Inc., Class A	114,542	2,875,004
GCM Grosvenor, Inc., Class A (x)	520	5,418
Houlihan Lokey, Inc.	1,068	87,352
Moelis & Co., Class A	4,188	238,255
Onex Corp.	14,300	1,036,035
Oppenheimer Holdings, Inc., Class A	1,380	70,159
OTC Markets Group, Inc., Class A	100	5,270
Piper Sandler Cos.	2,660	344,630
PJT Partners, Inc., Class A	613	43,756
Sculptor Capital Management, Inc.	3,265	80,286
StoneX Group, Inc.*	2,302	139,662
Value Line, Inc.	70	2,170
WisdomTree Investments, Inc.	5,905	36,611

		16,148,649

Consumer Finance (0.7%)
Encore Capital Group, Inc.*	4,608	218,373
Enova International, Inc.*	5,415	185,247
EZCORP, Inc., Class A*	7,416	44,718
FirstCash, Inc.	5,600	428,064
Green Dot Corp., Class A*	6,746	316,050
LendingClub Corp.*	14,378	260,673
Navient Corp.	26,382	509,964
Nelnet, Inc., Class A	2,551	191,912
Oportun Financial Corp.*	3,086	61,813
PRA Group, Inc.*	6,804	261,750
PROG Holdings, Inc.	8,442	406,313
Regional Management Corp.	775	36,069
World Acceptance Corp. (x)*	662	106,079

		3,027,025

Diversified Financial Services (0.2%)
Alerus Financial Corp.	2,285	66,288
A-Mark Precious Metals, Inc.	1,268	58,962
Banco Latinoamericano de Comercio Exterior SA, Class E	4,934	75,835
Cannae Holdings, Inc.*	12,989	440,457
Marlin Business Services Corp.	1,322	30,089
Morgan Group Holding Co. (x)*	4,238	21,910

		693,541

Insurance (1.2%)
Ambac Financial Group, Inc.*	6,927	108,477
American Equity Investment Life Holding Co.	13,009	420,451
American National Group, Inc.	1,118	166,079
AMERISAFE, Inc.	3,011	179,727
Argo Group International Holdings Ltd.	4,862	251,997
Citizens, Inc. (x)*	7,533	39,850
CNO Financial Group, Inc.	19,870	469,329
Crawford & Co., Class A	2,580	23,401
Donegal Group, Inc., Class A	2,410	35,114
eHealth, Inc.*	2,565	149,796
Employers Holdings, Inc.	3,996	171,029
Enstar Group Ltd.*	2,054	490,742
Genworth Financial, Inc., Class A*	72,037	280,944
Goosehead Insurance, Inc., Class A	2,226	283,370
Greenlight Capital Re Ltd., Class A*	4,546	41,505
HCI Group, Inc. (x)	859	85,410
Heritage Insurance Holdings, Inc.	3,555	30,502
Horace Mann Educators Corp.	5,895	220,591
Independence Holding Co.	631	29,228
Investors Title Co.	162	28,290
James River Group Holdings Ltd.	1,703	63,897
Maiden Holdings Ltd.*	10,266	34,596
MBIA, Inc.*	7,321	80,531
MetroMile, Inc. (x)*	5,572	50,984
National Western Life Group, Inc., Class A	388	87,063
NI Holdings, Inc.*	1,349	25,644
ProAssurance Corp.	7,618	173,309
ProSight Global, Inc.*	1,369	17,468
RLI Corp.	504	52,713
Safety Insurance Group, Inc.	2,059	161,179
Selective Insurance Group, Inc.	8,910	723,046
SiriusPoint Ltd.*	13,776	138,724
State Auto Financial Corp.	2,746	47,012
Stewart Information Services Corp.	3,803	215,592
Tiptree, Inc.	3,576	33,257
Trean Insurance Group, Inc. (x)*	2,672	40,294
United Fire Group, Inc.	3,000	83,190
United Insurance Holdings Corp.	3,079	17,550
Universal Insurance Holdings, Inc.	4,027	55,895
Watford Holdings Ltd.*	2,644	92,514

		5,700,290

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Mortgage Real Estate Investment Trusts (REITs) (1.2%)
AFC Gamma, Inc. (REIT)	1,072	$22,137
Apollo Commercial Real Estate Finance, Inc. (REIT)	20,961	334,328
Arbor Realty Trust, Inc. (REIT)	18,926	337,261
Ares Commercial Real Estate Corp. (REIT)	5,702	83,762
ARMOUR Residential REIT, Inc. (REIT)	10,505	119,967
Blackstone Mortgage Trust, Inc. (REIT), Class A (x)	20,684	659,613
BRIGHTSPIRE CAPITAL, Inc. (REIT)	12,316	115,770
Broadmark Realty Capital, Inc. (REIT)	19,404	205,488
Capstead Mortgage Corp. (REIT)	14,113	86,654
Chimera Investment Corp. (REIT)	34,452	518,847
Dynex Capital, Inc. (REIT)	4,516	84,269
Ellington Financial, Inc. (REIT)	5,727	109,672
Granite Point Mortgage Trust, Inc. (REIT)	7,779	114,740
Great Ajax Corp. (REIT)	3,470	45,041
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (REIT) (x)	10,834	608,329
Invesco Mortgage Capital, Inc. (REIT) (x)	37,040	144,456
KKR Real Estate Finance Trust, Inc. (REIT)	4,866	105,252
Ladder Capital Corp. (REIT)	16,998	196,157
MFA Financial, Inc. (REIT)	66,011	302,990
New York Mortgage Trust, Inc. (REIT)	56,404	252,126
Orchid Island Capital, Inc. (REIT) (x)	14,441	74,949
PennyMac Mortgage Investment Trust (REIT)‡	11,835	249,245
Ready Capital Corp. (REIT)	8,609	136,625
Redwood Trust, Inc. (REIT)	16,793	202,692
TPG RE Finance Trust, Inc. (REIT)	8,852	119,059
Two Harbors Investment Corp. (REIT)	40,747	308,047

		5,537,476

Thrifts & Mortgage Finance (1.4%)
Axos Financial, Inc.*	7,701	357,249
Bridgewater Bancshares, Inc.*	2,564	41,409
Capitol Federal Financial, Inc.	18,628	219,438
Columbia Financial, Inc.*	4,254	73,254
Essent Group Ltd.	16,523	742,709
Federal Agricultural Mortgage Corp., Class C	1,363	134,801
Finance of America Cos., Inc., Class A*	4,852	37,021
Flagstar Bancorp, Inc.	7,744	327,339
FS Bancorp, Inc.	544	38,771
Hingham Institution For Savings (The)	202	58,681
Home Bancorp, Inc.	1,161	44,246
Home Point Capital, Inc. (x)*	915	5,426
HomeStreet, Inc.	3,047	124,135
Kearny Financial Corp.	8,210	98,109
Luther Burbank Corp.	2,632	31,216
Merchants Bancorp	1,452	56,976
Meridian Bancorp, Inc.	7,022	143,670
Meta Financial Group, Inc.	3,170	160,497
Mr Cooper Group, Inc.*	10,562	349,180
NMI Holdings, Inc., Class A*	11,800	265,264
Northfield Bancorp, Inc.	6,809	111,668
Northwest Bancshares, Inc.	16,981	231,621
Ocwen Financial Corp. (x)*	1,206	37,362
PCSB Financial Corp.	2,135	38,793
PennyMac Financial Services, Inc.‡	5,275	325,573
Pioneer Bancorp, Inc.*	1,872	22,501
Premier Financial Corp.	5,597	159,011
Provident Bancorp, Inc.	2,513	40,987
Provident Financial Services, Inc.	10,768	246,480
Radian Group, Inc.	28,741	639,487
Southern Missouri Bancorp, Inc.	1,163	52,288
TrustCo Bank Corp.	2,656	91,313
Velocity Financial, Inc. (x)*	1,217	15,200
Walker & Dunlop, Inc.	3,932	410,422
Washington Federal, Inc.	11,041	350,883
Waterstone Financial, Inc.	3,543	69,655
WSFS Financial Corp.	6,770	315,414

		6,468,049

Total Financials		69,115,088

Health Care (5.5%)
Biotechnology (3.0%)
4D Molecular Therapeutics, Inc.*	1,301	31,328
89bio, Inc. (x)*	1,437	26,872
Adicet Bio, Inc.*	3,024	31,117
Adverum Biotechnologies, Inc. (x)*	12,989	45,461
Aeglea BioTherapeutics, Inc. (x)*	5,933	41,294
Agios Pharmaceuticals, Inc.*	9,151	504,312
Akebia Therapeutics, Inc. (x)*	13,763	52,162
Akero Therapeutics, Inc.*	951	23,594
Akouos, Inc. (x)*	3,534	44,352
Albireo Pharma, Inc. (x)*	557	19,595
Allogene Therapeutics, Inc.*	6,035	157,393
Altimmune, Inc. (x)*	4,809	47,369
AnaptysBio, Inc.*	2,860	74,160
Anika Therapeutics, Inc.*	2,154	93,247
Annexon, Inc. (x)*	4,613	103,839
Applied Therapeutics, Inc. (x)*	688	14,297
AquaBounty Technologies, Inc. (x)*	5,198	27,861
Arbutus Biopharma Corp.*	10,542	31,942
Arcturus Therapeutics Holdings, Inc.*	3,132	105,987
Arcus Biosciences, Inc.*	6,714	184,366
Arcutis Biotherapeutics, Inc.*	3,707	101,164
Ardelyx, Inc.*	3,125	23,687
Arena Pharmaceuticals, Inc.*	8,234	561,559
Atara Biotherapeutics, Inc.*	11,251	174,953
Athenex, Inc.*	5,381	24,860
Athersys, Inc.*	4,281	6,165
Atossa Therapeutics, Inc.*	16,250	102,700
Atreca, Inc., Class A (x)*	3,865	32,930
Avid Bioservices, Inc.*	538	13,800
Avidity Biosciences, Inc. (x)*	3,743	92,490
Avrobio, Inc.*	5,431	48,282
BioCryst Pharmaceuticals, Inc. (x)*	23,683	374,428

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Biohaven Pharmaceutical Holding Co. Ltd.*	2,642	$256,485
Black Diamond Therapeutics, Inc.*	3,367	41,044
Bluebird Bio, Inc.*	10,062	321,783
Blueprint Medicines Corp.*	577	50,753
Bolt Biotherapeutics, Inc. (x)*	1,694	26,189
Bridgebio Pharma, Inc. (x)*	5,242	319,552
Brooklyn ImmunoTherapeutics, Inc. (x)*	403	7,258
Cardiff Oncology, Inc. (x)*	5,288	35,165
Catalyst Pharmaceuticals, Inc.*	14,577	83,818
Celldex Therapeutics, Inc.*	1,223	40,897
CEL-SCI Corp. (x)*	555	4,817
ChemoCentryx, Inc.*	7,564	101,282
Chimerix, Inc.*	3,130	25,040
Chinook Therapeutics, Inc.*	4,660	65,799
Clene, Inc. (x)*	1,166	13,106
Cogent Biosciences, Inc. (x)*	3,918	31,775
Constellation Pharmaceuticals, Inc.*	5,431	183,568
Crinetics Pharmaceuticals, Inc.*	802	15,118
Cullinan Oncology, Inc. (x)*	1,833	47,200
Curis, Inc. (x)*	1,543	12,452
Cytokinetics, Inc.*	736	14,565
CytomX Therapeutics, Inc.*	1,412	8,938
Deciphera Pharmaceuticals, Inc.*	842	30,826
Design Therapeutics, Inc. (x)*	851	16,926
Dyne Therapeutics, Inc.*	4,460	93,838
Eagle Pharmaceuticals, Inc.*	970	41,516
Eiger BioPharmaceuticals, Inc.*	4,740	40,385
Emergent BioSolutions, Inc.*	7,292	459,323
Enanta Pharmaceuticals, Inc.*	2,654	116,803
FibroGen, Inc.*	1,166	31,051
Finch Therapeutics Group, Inc. (x)*	1,011	14,225
Foghorn Therapeutics, Inc. (x)*	2,478	26,440
Forma Therapeutics Holdings, Inc.*	4,777	118,900
Frequency Therapeutics, Inc. (x)*	4,765	47,459
G1 Therapeutics, Inc. (x)*	2,433	53,380
Gemini Therapeutics, Inc. (x)*	2,684	17,365
Generation Bio Co.*	433	11,648
Geron Corp. (x)*	45,028	63,489
Gossamer Bio, Inc. (x)*	9,279	75,345
Gritstone bio, Inc. (x)*	6,028	55,036
Homology Medicines, Inc.*	6,309	45,866
Hookipa Pharma, Inc.*	1,010	9,252
iBio, Inc. (x)*	32,134	48,522
Ideaya Biosciences, Inc.*	3,153	66,181
Immunic, Inc.*	2,295	28,137
ImmunityBio, Inc. (x)*	8,757	125,050
ImmunoGen, Inc.*	13,457	88,682
Immunovant, Inc.*	1,974	20,865
Infinity Pharmaceuticals, Inc. (x)*	1,357	4,057
Inovio Pharmaceuticals, Inc. (x)*	30,808	285,590
Inozyme Pharma, Inc. (x)*	2,092	35,648
Instil Bio, Inc. (x)*	1,377	26,604
Invitae Corp. (x)*	22,120	746,108
iTeos Therapeutics, Inc.*	2,995	76,822
IVERIC bio, Inc.*	10,838	68,388
Jounce Therapeutics, Inc.*	4,907	33,368
Kezar Life Sciences, Inc.*	4,721	25,635
Kiniksa Pharmaceuticals Ltd., Class A (x)*	2,393	33,334
Kinnate Biopharma, Inc. (x)*	1,907	44,395
Kronos Bio, Inc. (x)*	5,066	121,331
Krystal Biotech, Inc.*	1,698	115,464
Kura Oncology, Inc.*	9,421	196,428
Lexicon Pharmaceuticals, Inc. (x)*	6,030	27,678
Ligand Pharmaceuticals, Inc.*	1,977	259,363
Lineage Cell Therapeutics, Inc.*	18,015	51,343
MacroGenics, Inc.*	720	19,339
Magenta Therapeutics, Inc.*	485	4,743
MannKind Corp. (x)*	32,745	178,460
MeiraGTx Holdings plc*	4,117	63,813
Mersana Therapeutics, Inc.*	3,074	41,745
MiMedx Group, Inc. (x)*	5,464	68,355
Mirum Pharmaceuticals, Inc.*	413	7,141
Mustang Bio, Inc.*	10,529	34,956
Myriad Genetics, Inc.*	11,394	348,429
Neoleukin Therapeutics, Inc.*	3,991	36,837
NexImmune, Inc. (x)*	290	4,733
Nkarta, Inc. (x)*	2,084	66,042
Nurix Therapeutics, Inc.*	446	11,832
Olema Pharmaceuticals, Inc. (x)*	997	27,896
Oncocyte Corp.*	2,645	15,182
Oncorus, Inc. (x)*	3,020	41,676
Oncternal Therapeutics, Inc.*	6,553	31,127
OPKO Health, Inc. (x)*	58,597	237,318
ORIC Pharmaceuticals, Inc. (x)*	3,739	66,143
Oyster Point Pharma, Inc. (x)*	1,559	26,799
Passage Bio, Inc.*	5,520	73,085
Portage Biotech, Inc.*	441	9,243
Poseida Therapeutics, Inc. (x)*	4,256	42,645
Praxis Precision Medicines, Inc. (x)*	3,327	60,818
Precigen, Inc. (x)*	1,719	11,208
Prometheus Biosciences, Inc. (x)*	1,470	36,103
Prothena Corp. plc*	1,196	61,486
Recursion Pharmaceuticals, Inc., Class A (x)*	1,068	38,982
REGENXBIO, Inc.*	2,838	110,256
Relay Therapeutics, Inc.*	992	36,297
Reneo Pharmaceuticals, Inc. (x)*	483	4,506
Replimune Group, Inc.*	1,187	45,605
REVOLUTION Medicines, Inc.*	7,593	241,002
Rhythm Pharmaceuticals, Inc.*	6,533	127,916
Sana Biotechnology, Inc.*	256	5,033
Sangamo Therapeutics, Inc.*	1,862	22,288
Scholar Rock Holding Corp. (x)*	638	18,438
Selecta Biosciences, Inc.*	12,090	50,536
Sensei Biotherapeutics, Inc. (x)*	1,162	11,341
Shattuck Labs, Inc. (x)*	708	20,525
Sigilon Therapeutics, Inc.*	958	10,279
Silverback Therapeutics, Inc. (x)*	1,889	58,351
Solid Biosciences, Inc.*	8,890	32,537
Sorrento Therapeutics, Inc. (x)*	4,011	38,867
Spero Therapeutics, Inc.*	211	2,946
Spruce Biosciences, Inc. (x)*	1,196	13,407
SQZ Biotechnologies Co. (x)*	3,372	48,725
Surface Oncology, Inc.*	4,968	37,061
Sutro Biopharma, Inc.*	5,967	110,927
Syndax Pharmaceuticals, Inc.*	5,028	86,331
Syros Pharmaceuticals, Inc. (x)*	4,496	24,503

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Talaris Therapeutics, Inc.*	477	$7,007
Taysha Gene Therapies, Inc. (x)*	582	12,338
TCR2 Therapeutics, Inc.*	4,526	74,272
Tonix Pharmaceuticals Holding Corp. (x)*	48,716	54,075
Translate Bio, Inc.*	4,833	133,101
Travere Therapeutics, Inc.*	8,043	117,347
Trevena, Inc. (x)*	16,113	27,231
Trillium Therapeutics, Inc. (x)*	12,329	119,591
Turning Point Therapeutics, Inc.*	6,069	473,503
UroGen Pharma Ltd. (x)*	831	12,689
Vanda Pharmaceuticals, Inc.*	8,114	174,532
Vaxart, Inc. (x)*	1,315	9,849
Vaxcyte, Inc. (x)*	4,198	94,497
VBI Vaccines, Inc. (x)*	3,467	11,614
Veracyte, Inc.*	10,024	400,760
Viking Therapeutics, Inc. (x)*	9,936	59,517
Viracta Therapeutics, Inc. (x)*	4,269	48,410
VistaGen Therapeutics, Inc. (x)*	4,447	14,008
Vor BioPharma, Inc. (x)*	1,527	28,479
Werewolf Therapeutics, Inc. (x)*	400	6,976
XBiotech, Inc. (x)*	2,130	35,273
XOMA Corp. (x)*	815	27,710

		13,588,828

Health Care Equipment & Supplies (0.6%)
Alphatec Holdings, Inc.*	929	14,232
AngioDynamics, Inc.*	5,482	148,727
Asensus Surgical, Inc. (x)*	24,114	76,441
Avanos Medical, Inc.*	7,248	263,610
Bioventus, Inc., Class A (x)*	244	4,294
CryoLife, Inc.*	706	20,050
DarioHealth Corp. (x)*	2,002	42,763
Haemonetics Corp.*	2,394	159,536
Integer Holdings Corp.*	4,894	461,015
Invacare Corp.*	5,023	40,536
Lantheus Holdings, Inc.*	8,584	237,262
LivaNova plc*	1,435	120,698
Meridian Bioscience, Inc.*	5,626	124,785
Merit Medical Systems, Inc.*	874	56,513
Mesa Laboratories, Inc.	704	190,904
Misonix, Inc.*	894	19,829
Natus Medical, Inc.*	5,028	130,627
Neogen Corp.*	1,037	47,743
Neuronetics, Inc.*	355	5,687
OraSure Technologies, Inc.*	10,628	107,768
Orthofix Medical, Inc.*	2,960	118,725
SeaSpine Holdings Corp.*	2,370	48,609
Sientra, Inc.*	1,003	7,984
Talis Biomedical Corp.*	2,135	23,549
Utah Medical Products, Inc.	464	39,458
Varex Imaging Corp.*	4,990	133,832

		2,645,177

Health Care Providers & Services (0.9%)
AdaptHealth Corp.*	11,699	320,670
Addus HomeCare Corp.*	1,340	116,902
Apria, Inc.*	612	17,136
Brookdale Senior Living, Inc.*	27,683	218,696
Castle Biosciences, Inc.*	259	18,992
Community Health Systems, Inc.*	2,488	38,415
Covetrus, Inc.*	15,490	418,230
Cross Country Healthcare, Inc.*	4,605	76,029
Exagen, Inc.*	1,128	16,909
Fulgent Genetics, Inc. (x)*	2,640	243,487
Magellan Health, Inc.*	3,470	326,874
MEDNAX, Inc.*	5,410	163,111
ModivCare, Inc.*	1,246	211,907
National HealthCare Corp.	1,962	137,144
Option Care Health, Inc.*	16,545	361,839
Owens & Minor, Inc.	1,897	80,300
Patterson Cos., Inc.	9,580	291,136
SOC Telemed, Inc. (x)*	1,325	7,539
Tenet Healthcare Corp.*	13,923	932,702
Tivity Health, Inc.*	2,766	72,773
Triple-S Management Corp., Class B*	3,854	85,829
Viemed Healthcare, Inc.*	4,553	32,554

		4,189,174

Health Care Technology (0.4%)
Allscripts Healthcare Solutions, Inc.*	20,918	387,192
American Well Corp., Class A*	28,948	364,166
Castlight Health, Inc., Class B*	17,352	45,636
Computer Programs and Systems, Inc.	2,142	71,179
Evolent Health, Inc., Class A*	9,203	194,367
Forian, Inc. (x)*	342	4,299
HealthStream, Inc.*	3,761	105,082
Multiplan Corp. (x)*	50,106	477,009
NantHealth, Inc.*	1,762	4,088
NextGen Healthcare, Inc.*	8,463	140,401

		1,793,419

Life Sciences Tools & Services (0.2%)
Fluidigm Corp. (x)*	9,800	60,368
Harvard Bioscience, Inc.*	835	6,955
NanoString Technologies, Inc.*	553	35,829
Pacific Biosciences of California, Inc.*	15,664	547,770
Personalis, Inc.*	4,893	123,793
Seer, Inc. (x)*	1,397	45,794

		820,509

Pharmaceuticals (0.4%)
Amphastar Pharmaceuticals, Inc.*	3,893	78,483
ANI Pharmaceuticals, Inc.*	1,442	50,542
Atea Pharmaceuticals, Inc. (x)*	8,752	187,993
Athira Pharma, Inc. (x)*	4,767	48,814
Cara Therapeutics, Inc.*	6,655	94,967
Cerecor, Inc.*	1,261	4,123
Citius Pharmaceuticals, Inc. (x)*	16,833	58,579
CorMedix, Inc.*	5,116	35,096
Cymabay Therapeutics, Inc. (x)*	10,482	45,702
Endo International plc*	34,140	159,775
EyePoint Pharmaceuticals, Inc.*	3,116	28,013
Fulcrum Therapeutics, Inc.*	3,209	33,630
Ikena Oncology, Inc. (x)*	1,183	16,609
Innoviva, Inc.*	8,468	113,556
Kala Pharmaceuticals, Inc. (x)*	2,464	13,059
KemPharm, Inc. (x)*	2,195	28,140
NGM Biopharmaceuticals, Inc.*	4,191	82,647
Nuvation Bio, Inc. (x)*	842	7,839

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Pliant Therapeutics, Inc. (x)*	311	$9,056
Prestige Consumer Healthcare, Inc.*	7,502	390,854
Provention Bio, Inc. (x)*	8,326	70,188
Rain Therapeutics, Inc.*	383	5,952
Reata Pharmaceuticals, Inc., Class A*	542	76,709
Supernus Pharmaceuticals, Inc.*	7,336	225,875
Tarsus Pharmaceuticals, Inc.*	211	6,115
Terns Pharmaceuticals, Inc. (x)*	268	3,286
Theravance Biopharma, Inc. (x)*	669	9,714
Zogenix, Inc.*	8,350	144,288

		2,029,604

Total Health Care		25,066,711

Industrials (16.2%)
Aerospace & Defense (0.5%)
AAR Corp.*	5,049	195,649
Aerojet Rocketdyne Holdings, Inc.	2,278	110,005
AerSale Corp. (x)*	1,168	14,553
Astronics Corp.*	3,516	61,565
Ducommun, Inc.*	1,570	85,659
Kaman Corp.	4,142	208,757
Kratos Defense & Security Solutions, Inc.*	14,130	402,564
Maxar Technologies, Inc.	10,662	425,627
Moog, Inc., Class A	4,342	364,988
National Presto Industries, Inc.	774	78,677
Park Aerospace Corp.	3,039	45,281
Parsons Corp.*	3,922	154,370
Triumph Group, Inc.*	7,703	159,837
Vectrus, Inc.*	1,723	81,998

		2,389,530

Air Freight & Logistics (0.2%)
Air Transport Services Group, Inc.*	8,731	202,821
Atlas Air Worldwide Holdings, Inc.*	4,263	290,353
Echo Global Logistics, Inc.*	2,618	80,477
Hub Group, Inc., Class A*	4,902	323,434
Radiant Logistics, Inc.*	6,079	42,128

		939,213

Airlines (0.2%)
Hawaiian Holdings, Inc.*	7,627	185,870
Mesa Air Group, Inc.*	4,871	45,446
SkyWest, Inc.*	7,457	321,173
Spirit Airlines, Inc.*	14,665	446,403

		998,892

Building Products (0.5%)
American Woodmark Corp.*	2,508	204,879
Apogee Enterprises, Inc.	3,752	152,819
Caesarstone Ltd.	3,346	49,387
Gibraltar Industries, Inc.*	3,494	266,627
Griffon Corp.	6,880	176,334
Insteel Industries, Inc.	2,496	80,246
JELD-WEN Holding, Inc.*	7,580	199,051
PGT Innovations, Inc.*	4,568	106,115
Quanex Building Products Corp.	5,053	125,516
Resideo Technologies, Inc.*	18,976	569,280
UFP Industries, Inc.	857	63,709
View, Inc.*	12,599	106,840

		2,100,803

Commercial Services & Supplies (3.1%)
ABM Industries, Inc.	10,037	445,141
ACCO Brands Corp.	13,857	119,586
Brady Corp., Class A	7,082	396,875
BrightView Holdings, Inc.*	6,282	101,266
Casella Waste Systems, Inc., Class A*	644	40,849
CECO Environmental Corp.*	4,203	30,093
Civeo Corp.*	272,716	4,854,345
CompX International, Inc.	265	5,504
CoreCivic, Inc. (REIT)*	18,104	189,549
Deluxe Corp.	6,281	300,043
Ennis, Inc.	4,118	88,619
Harsco Corp.*	6,788	138,611
Healthcare Services Group, Inc.	5,374	169,657
Heritage-Crystal Clean, Inc.*	1,486	44,104
Herman Miller, Inc.	8,805	415,068
HNI Corp.	5,977	262,809
IAA, Inc.*	35,150	1,917,081
Interface, Inc.	6,794	103,948
KAR Auction Services, Inc.*	113,762	1,996,523
Kimball International, Inc., Class B	5,592	73,535
Knoll, Inc.	7,105	184,659
Matthews International Corp., Class A	4,663	167,682
NL Industries, Inc.	1,334	8,671
Ritchie Bros Auctioneers, Inc.	18,250	1,081,860
RR Donnelley & Sons Co.*	10,547	66,235
Steelcase, Inc., Class A	13,467	203,486
Team, Inc.*	3,787	25,373
UniFirst Corp.	2,254	528,879
US Ecology, Inc.*	4,223	158,447
VSE Corp.	1,565	77,483

		14,195,981

Construction & Engineering (0.8%)
API Group Corp. (m)*	26,762	559,058
Arcosa, Inc.	7,171	421,225
Argan, Inc.	2,231	106,619
Concrete Pumping Holdings, Inc.*	3,664	31,034
Dycom Industries, Inc.*	818	60,965
EMCOR Group, Inc.	7,256	893,867
Fluor Corp.*	21,134	374,072
Granite Construction, Inc.	6,765	280,950
Great Lakes Dredge & Dock Corp.*	9,481	138,517
HC2 Holdings, Inc.*	6,915	27,522
Infrastructure and Energy Alternatives, Inc.*	1,773	22,801
Matrix Service Co.*	3,854	40,467
MYR Group, Inc.*	619	56,279
Northwest Pipe Co.*	1,336	37,742
NV5 Global, Inc.*	1,426	134,771
Primoris Services Corp.	7,885	232,056
Sterling Construction Co., Inc.*	3,375	81,439
Tutor Perini Corp.*	6,115	84,693

		3,584,077

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Electrical Equipment (0.4%)
Advent Technologies Holdings, Inc. (x)*	555	$5,350
Allied Motion Technologies, Inc.	150	5,179
American Superconductor Corp.*	4,071	70,795
Array Technologies, Inc.*	14,561	227,152
AZZ, Inc.	3,716	192,414
Babcock & Wilcox Enterprises, Inc.*	5,819	45,854
Beam Global (x)*	160	6,130
Encore Wire Corp.	2,968	224,945
EnerSys	5,705	557,550
FuelCell Energy, Inc. (x)*	11,079	98,603
GrafTech International Ltd.	2,926	34,000
Powell Industries, Inc.	1,317	40,761
Preformed Line Products Co.	421	31,238
Romeo Power, Inc. (x)*	1,363	11,095
Thermon Group Holdings, Inc.*	4,853	82,695

		1,633,761

Machinery (4.2%)
AgEagle Aerial Systems, Inc.*	3,508	18,487
Alamo Group, Inc.	194	29,620
Albany International Corp., Class A	3,673	327,852
Altra Industrial Motion Corp.	9,609	624,777
Astec Industries, Inc.	3,354	211,101
Barnes Group, Inc.	7,127	365,259
Blue Bird Corp.*	1,138	28,291
Chart Industries, Inc.*	2,165	316,783
Colfax Corp.*	55,300	2,533,293
Columbus McKinnon Corp.	4,086	197,109
Commercial Vehicle Group, Inc.*	2,888	30,699
Desktop Metal, Inc., Class A (x)*	2,515	28,923
EnPro Industries, Inc.	3,094	300,582
ESCO Technologies, Inc.	3,448	323,457
ExOne Co. (The) (x)*	2,342	50,681
Gorman-Rupp Co. (The)	2,880	99,187
Greenbrier Cos., Inc. (The)	4,816	209,881
Hillenbrand, Inc.	5,135	226,351
Hyliion Holdings Corp. (x)*	14,131	164,626
Hyster-Yale Materials Handling, Inc.	1,471	107,354
Kennametal, Inc.	12,464	447,707
Lindsay Corp.	144	23,800
Luxfer Holdings plc	2,481	55,202
Lydall, Inc.*	1,429	86,483
Manitowoc Co., Inc. (The)*	5,040	123,480
Mayville Engineering Co., Inc.*	1,257	25,278
Meritor, Inc.*	1,611	37,730
Miller Industries, Inc.	1,564	61,684
Mueller Industries, Inc.	5,294	229,283
Mueller Water Products, Inc., Class A	22,204	320,182
Navistar International Corp.*	6,197	275,766
NN, Inc.*	6,383	46,915
Oshkosh Corp.	65,100	8,114,064
Park-Ohio Holdings Corp.	1,255	40,336
Proto Labs, Inc.*	3,470	318,546
RBC Bearings, Inc.*	3,145	627,176
REV Group, Inc.	3,507	55,025
Rexnord Corp.	8,442	422,438
SPX Corp.*	1,141	69,692
SPX FLOW, Inc.	5,776	376,826
Standex International Corp.	1,813	172,072
Titan International, Inc.*	6,128	51,965
TriMas Corp.*	6,328	191,928
Trinity Industries, Inc.	12,906	347,042
Wabash National Corp.	7,148	114,368
Watts Water Technologies, Inc., Class A	1,824	266,140

		19,095,441

Marine (2.4%)
Clarkson plc	154,059	6,798,203
Costamare, Inc.	7,891	93,193
Eagle Bulk Shipping, Inc. (x)*	1,226	58,014
Genco Shipping & Trading Ltd.	4,752	89,718
Matson, Inc.	6,388	408,832
Safe Bulkers, Inc.*	8,035	32,220
Stolt-Nielsen Ltd.	228,300	3,335,615

		10,815,795

Professional Services (2.6%)
Acacia Research Corp.*	7,546	51,011
ASGN, Inc.*	834	80,840
Atlas Technical Consultants, Inc.*	1,573	15,227
Barrett Business Services, Inc.	1,132	82,195
CACI International, Inc., Class A*	37,600	9,592,512
CBIZ, Inc.*	7,440	243,809
CRA International, Inc.	187	16,007
GP Strategies Corp.*	1,870	29,396
Heidrick & Struggles International, Inc.	1,698	75,646
Huron Consulting Group, Inc.*	2,985	146,713
ICF International, Inc.	2,754	241,967
KBR, Inc.	2,678	102,166
Kelly Services, Inc., Class A*	5,221	125,147
Korn Ferry	7,942	576,192
ManTech International Corp., Class A	4,097	354,554
Mistras Group, Inc.*	3,095	30,424
Rekor Systems, Inc. (x)*	1,477	15,006
Resources Connection, Inc.	4,948	71,053
TrueBlue, Inc.*	5,182	145,666
Willdan Group, Inc.*	413	15,545

		12,011,076

Road & Rail (0.3%)
ArcBest Corp.	3,742	217,747
Avis Budget Group, Inc.*	7,587	590,952
Covenant Logistics Group, Inc., Class A*	1,793	37,079
Heartland Express, Inc.	7,391	126,608
Marten Transport Ltd.	8,884	146,497
PAM Transportation Services, Inc.*	205	10,814
Universal Logistics Holdings, Inc.	314	7,316
US Xpress Enterprises, Inc., Class A*	3,899	33,531
Werner Enterprises, Inc.	8,233	366,533
Yellow Corp. (x)*	6,953	45,264

		1,582,341

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Trading Companies & Distributors (0.8%)
Alta Equipment Group, Inc.*	2,152	$28,600
Beacon Roofing Supply, Inc.*	2,105	112,091
Boise Cascade Co.	4,593	268,002
CAI International, Inc.	1,842	103,152
Custom Truck One Source, Inc. (x)*	1,556	14,813
DXP Enterprises, Inc.*	2,590	86,247
GATX Corp.	5,236	463,229
Global Industrial Co.	458	16,813
GMS, Inc.*	6,317	304,100
McGrath RentCorp	1,178	96,089
MRC Global, Inc.*	11,869	111,569
NOW, Inc.*	16,297	154,659
Rush Enterprises, Inc., Class A	6,236	269,645
Rush Enterprises, Inc., Class B	1,036	39,513
Textainer Group Holdings Ltd.*	6,146	207,550
Titan Machinery, Inc.*	2,812	87,003
Triton International Ltd.	9,908	518,585
Veritiv Corp.*	2,290	140,652
WESCO International, Inc.*	5,440	559,341
Willis Lease Finance Corp.*	386	16,544

		3,598,197

Transportation Infrastructure (0.2%)
Braemar Shipping Services plc*	186,858	783,196
Macquarie Infrastructure Corp.	7,841	300,075

		1,083,271

Total Industrials		74,028,378

Information Technology (2.7%)
Communications Equipment (0.5%)
ADTRAN, Inc.	6,702	138,396
Aviat Networks, Inc. (x)*	985	32,278
Calix, Inc.*	1,387	65,883
Comtech Telecommunications Corp.	3,790	91,566
Digi International, Inc.*	4,959	99,726
DZS, Inc.*	1,449	30,067
EchoStar Corp., Class A*	23,232	564,305
EMCORE Corp. (x)*	4,534	41,803
Harmonic, Inc.*	10,973	93,490
Inseego Corp. (x)*	9,728	98,156
KVH Industries, Inc.*	2,300	28,290
NETGEAR, Inc.*	4,464	171,061
NetScout Systems, Inc.*	10,493	299,470
Plantronics, Inc.*	2,964	123,688
Ribbon Communications, Inc.*	10,674	81,229
Viavi Solutions, Inc.*	3,767	66,525

		2,025,933

Electronic Equipment, Instruments & Components (0.8%)
Aeva Technologies, Inc.*	3,718	39,299
Belden, Inc.	6,596	333,560
Benchmark Electronics, Inc.	5,376	153,001
CTS Corp.	3,679	136,712
Daktronics, Inc.*	5,188	34,189
ePlus, Inc.*	1,938	168,005
Fabrinet*	769	73,724
FARO Technologies, Inc.*	1,341	104,289
Identiv, Inc. (x)*	277	4,709
II-VI, Inc.*	1,101	79,922
Insight Enterprises, Inc.*	3,386	338,634
Itron, Inc.*	1,194	119,376
Kimball Electronics, Inc.*	3,265	70,981
Knowles Corp.*	13,208	260,726
Methode Electronics, Inc.	5,626	276,855
OSI Systems, Inc.*	2,212	224,828
PC Connection, Inc.	1,651	76,392
Plexus Corp.*	490	44,791
Rogers Corp.*	348	69,878
Sanmina Corp.*	9,530	371,289
ScanSource, Inc.*	3,699	104,053
TTM Technologies, Inc.*	15,784	225,711
Vishay Intertechnology, Inc.	17,356	391,378
Vishay Precision Group, Inc.*	1,811	61,646

		3,763,948

IT Services (0.4%)
Cass Information Systems, Inc.	1,752	71,394
Conduent, Inc.*	24,889	186,668
Contra Bmtechnologies(r)*	640	5,971
CSG Systems International, Inc.	2,647	124,885
DigitalOcean Holdings, Inc. (x)*	116	6,448
Hackett Group, Inc. (The)	367	6,613
Limelight Networks, Inc. (x)*	18,502	58,281
LiveRamp Holdings, Inc.*	9,667	452,899
Marathon Digital Holdings, Inc. (x)*	13,331	418,194
MoneyGram International, Inc.*	11,572	116,646
Rackspace Technology, Inc. (x)*	2,216	43,456
Repay Holdings Corp.*	6,355	152,774
StarTek, Inc.*	2,599	18,531
Sykes Enterprises, Inc.*	5,704	306,305
Unisys Corp.*	2,120	53,657

		2,022,722

Semiconductors & Semiconductor Equipment (0.4%)
Alpha & Omega Semiconductor Ltd.*	553	16,806
Amkor Technology, Inc.	12,038	284,939
AXT, Inc.*	5,760	63,245
Cohu, Inc.*	950	34,950
Diodes, Inc.*	1,508	120,293
DSP Group, Inc.*	3,136	46,413
FormFactor, Inc.*	1,454	53,013
Ichor Holdings Ltd.*	1,411	75,912
NeoPhotonics Corp.*	7,449	76,054
NVE Corp.	72	5,332
Onto Innovation, Inc.*	4,988	364,323
PDF Solutions, Inc.*	4,277	77,756
Photronics, Inc.*	9,140	120,739
Rambus, Inc.*	16,708	396,147
SkyWater Technology, Inc.*	164	4,699
SunPower Corp. (x)*	2,441	71,326
Veeco Instruments, Inc.*	7,426	178,521

		1,990,468

Software (0.5%)
A10 Networks, Inc.*	1,541	17,352
Agilysys, Inc.*	293	16,663
Alkami Technology, Inc. (x)*	123	4,387
American Software, Inc., Class A	1,068	23,453
Asana, Inc., Class A (x)*	894	55,455
Benefitfocus, Inc.*	996	14,044

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Bottomline Technologies DE, Inc.*	5,445	$201,901
ChannelAdvisor Corp.*	1,258	30,834
Cleanspark, Inc. (x)*	4,797	79,822
Cloudera, Inc.*	13,483	213,840
E2open Parent Holdings, Inc. (x)*	6,189	70,678
Ebix, Inc.	3,955	134,074
eGain Corp.*	1,861	21,364
Envestnet, Inc.*	519	39,371
GTY Technology Holdings, Inc.*	4,874	34,654
Ideanomics, Inc. (x)*	60,493	171,800
InterDigital, Inc.	2,794	204,046
Model N, Inc.*	404	13,845
ON24, Inc.*	487	17,279
Ping Identity Holding Corp.*	6,470	148,163
QAD, Inc., Class A	231	20,102
SecureWorks Corp., Class A (x)*	1,394	25,831
Smith Micro Software, Inc.*	6,408	33,450
Verint Systems, Inc.*	9,565	431,094
VirnetX Holding Corp. (x)*	9,388	40,087
Xperi Holding Corp.	15,615	347,278

		2,410,867

Technology Hardware, Storage & Peripherals (0.1%)
3D Systems Corp.*	1,601	63,992
Eastman Kodak Co. (x)*	401	3,336
Quantum Corp.*	8,111	55,885
Super Micro Computer, Inc.*	6,391	224,836
Turtle Beach Corp. (x)*	412	13,151

		361,200

Total Information Technology		12,575,138

Materials (4.1%)
Chemicals (0.9%)
AdvanSix, Inc.*	3,999	119,410
American Vanguard Corp.	3,332	58,343
Amyris, Inc. (x)*	22,013	360,353
Avient Corp.	12,162	597,884
Chase Corp.	816	83,730
Ferro Corp.*	2,078	44,823
FutureFuel Corp.	3,875	37,200
GCP Applied Technologies, Inc.*	7,322	170,310
Hawkins, Inc.	1,000	32,750
HB Fuller Co.	6,302	400,870
Innospec, Inc.	2,512	227,612
Intrepid Potash, Inc.*	1,496	47,663
Koppers Holdings, Inc.*	3,001	97,082
Kraton Corp.*	4,670	150,794
Kronos Worldwide, Inc.	3,098	44,363
Minerals Technologies, Inc.	5,017	394,687
PQ Group Holdings, Inc.	7,558	116,091
Rayonier Advanced Materials, Inc.*	9,347	62,532
Sensient Technologies Corp.	3,091	267,557
Stepan Co.	2,927	352,030
Tredegar Corp.	805	11,085
Tronox Holdings plc, Class A	16,951	379,703
Valhi, Inc.	295	7,177
Zymergen, Inc.*	2,239	89,582

		4,153,631

Construction Materials (0.2%)
Summit Materials, Inc., Class A*	17,426	607,296
United States Lime & Minerals, Inc.	269	37,415
US Concrete, Inc.*	2,201	162,434

		807,145

Containers & Packaging (0.1%)
Greif, Inc., Class A	3,306	200,178
Greif, Inc., Class B	791	46,669
Myers Industries, Inc.	2,955	62,055
Pactiv Evergreen, Inc.	6,410	96,599
Ranpak Holdings Corp.*	4,286	107,279
UFP Technologies, Inc.*	969	55,640

		568,420

Metals & Mining (2.7%)
Allegheny Technologies, Inc.*	7,477	155,895
Arconic Corp.*	16,380	583,455
Carpenter Technology Corp.	7,145	287,372
Century Aluminum Co.*	7,156	92,241
Coeur Mining, Inc.*	11,532	102,404
Commercial Metals Co.	17,889	549,550
Constellium SE*	18,224	345,345
Gatos Silver, Inc.*	858	15,006
Haynes International, Inc.	1,910	67,576
Hecla Mining Co.	55,674	414,214
Kaiser Aluminum Corp.	2,073	255,995
Materion Corp.	1,874	141,206
Mesabi Trust	18,000	637,200
Olympic Steel, Inc.	1,299	38,178
PolyMet Mining Corp. (x)*	2,783	10,047
Ryerson Holding Corp.*	941	13,739
Sandstorm Gold Ltd. (x)*	948,000	7,479,720
Schnitzer Steel Industries, Inc., Class A	3,538	173,539
SunCoke Energy, Inc.	12,365	88,286
TimkenSteel Corp.*	6,778	95,909
Warrior Met Coal, Inc.	6,915	118,938
Wheaton Precious Metals Corp.	2,400	105,768
Worthington Industries, Inc.	5,147	314,893

		12,086,476

Paper & Forest Products (0.2%)
Clearwater Paper Corp.*	2,370	68,659
Domtar Corp.*	7,421	407,858
Glatfelter Corp.	6,636	92,705
Neenah, Inc.	2,566	128,737
Schweitzer-Mauduit International, Inc.	4,655	187,969
Verso Corp., Class A	4,486	79,402

		965,330

Total Materials		18,581,002

Real Estate (9.6%)
Equity Real Estate Investment Trusts (REITs) (6.4%)
Acadia Realty Trust (REIT)	12,129	266,353
Agree Realty Corp. (REIT)	9,992	704,336
Alexander & Baldwin, Inc. (REIT)	11,346	207,859
American Assets Trust, Inc. (REIT)	7,713	287,618
American Finance Trust, Inc. (REIT)	16,559	140,420

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Apartment Investment and Management Co. (REIT), Class A	22,129	$148,486
Apple Hospitality REIT, Inc. (REIT)	31,199	476,097
Armada Hoffler Properties, Inc. (REIT)	8,871	117,896
Ashford Hospitality Trust, Inc. (REIT)*	16,925	77,178
Braemar Hotels & Resorts, Inc. (REIT) (x)*	6,907	42,892
Brandywine Realty Trust (REIT)	25,212	345,657
Broadstone Net Lease, Inc. (REIT) (x)	21,581	505,211
BRT Apartments Corp. (REIT)	1,930	33,466
CareTrust REIT, Inc. (REIT)	13,263	308,099
CatchMark Timber Trust, Inc. (REIT), Class A	3,074	35,966
Centerspace (REIT)	2,107	166,242
Chatham Lodging Trust (REIT)*	7,585	97,619
City Office REIT, Inc. (REIT)	7,148	88,850
Clipper Realty, Inc. (REIT)	836	6,145
Columbia Property Trust, Inc. (REIT)	17,667	307,229
Community Healthcare Trust, Inc. (REIT)	1,481	70,288
CorePoint Lodging, Inc. (REIT)*	6,302	67,431
Corporate Office Properties Trust (REIT)	2,734	76,525
CTO Realty Growth, Inc. (REIT)	1,031	55,179
DiamondRock Hospitality Co. (REIT)*	29,235	283,580
DigitalBridge Group, Inc. (REIT) (x)*	71,467	564,589
Diversified Healthcare Trust (REIT)	36,209	151,354
Easterly Government Properties, Inc. (REIT)	13,047	275,031
Empire State Realty Trust, Inc. (REIT), Class A	21,780	261,360
Equity Commonwealth (REIT)	59,830	1,567,546
Equity LifeStyle Properties, Inc. (REIT)	65,700	4,882,167
Essential Properties Realty Trust, Inc. (REIT)	17,702	478,662
Farmland Partners, Inc. (REIT)	4,176	50,321
Four Corners Property Trust, Inc. (REIT)	2,832	78,192
Franklin Street Properties Corp. (REIT)	16,241	85,428
GEO Group, Inc. (The) (REIT) (x)	16,548	117,822
Getty Realty Corp. (REIT)	5,921	184,439
Gladstone Commercial Corp. (REIT)	4,327	97,617
Gladstone Land Corp. (REIT) (x)	1,724	41,479
Global Medical REIT, Inc. (REIT)	9,159	135,187
Global Net Lease, Inc. (REIT)	14,869	275,076
Healthcare Realty Trust, Inc. (REIT)	21,406	646,461
Hersha Hospitality Trust (REIT)*	4,862	52,315
Independence Realty Trust, Inc. (REIT)	15,781	287,688
Indus Realty Trust, Inc. (REIT)	194	12,736
Industrial Logistics Properties Trust (REIT)	10,076	263,387
Innovative Industrial Properties, Inc. (REIT) (x)	1,724	329,318
iStar, Inc. (REIT) (x)	10,236	212,192
Kite Realty Group Trust (REIT)	12,845	282,718
Lexington Realty Trust (REIT)	41,652	497,741
LTC Properties, Inc. (REIT)	6,070	233,027
Macerich Co. (The) (REIT)	29,519	538,722
Mack-Cali Realty Corp. (REIT)	13,698	234,921
Monmouth Real Estate Investment Corp. (REIT)	12,728	238,268
National Health Investors, Inc. (REIT)	6,664	446,821
NETSTREIT Corp. (REIT)	6,235	143,779
New Senior Investment Group, Inc. (REIT)	13,132	115,299
NexPoint Residential Trust, Inc. (REIT)	2,840	156,143
Office Properties Income Trust (REIT)	7,491	219,561
One Liberty Properties, Inc. (REIT)	2,771	78,669
Outfront Media, Inc. (REIT)*	17,668	424,562
Paramount Group, Inc. (REIT)	28,631	288,314
Pebblebrook Hotel Trust (REIT)	19,652	462,805
Physicians Realty Trust (REIT)	32,619	602,473
Piedmont Office Realty Trust, Inc. (REIT), Class A	19,002	350,967
Plymouth Industrial REIT, Inc. (REIT)	4,653	93,153
Postal Realty Trust, Inc. (REIT), Class A	2,052	37,428
PotlatchDeltic Corp. (REIT)	9,946	528,630
Preferred Apartment Communities, Inc. (REIT), Class A	7,952	77,532
PS Business Parks, Inc. (REIT)	524	77,594
QTS Realty Trust, Inc. (REIT), Class A	6,022	465,501
Retail Opportunity Investments Corp. (REIT)	17,895	316,026
Retail Properties of America, Inc. (REIT), Class A	32,580	373,041
Retail Value, Inc. (REIT)	2,760	60,030
RLJ Lodging Trust (REIT)	24,824	378,070
RPT Realty (REIT)	12,580	163,288
Ryman Hospitality Properties, Inc. (REIT)*	714	56,377
Sabra Health Care REIT, Inc. (REIT)	32,654	594,303
Safehold, Inc. (REIT)	946	74,261
Saul Centers, Inc. (REIT)	377	17,135
Seritage Growth Properties (REIT), Class A (x)*	5,548	102,083
Service Properties Trust (REIT)	23,557	296,818
SITE Centers Corp. (REIT)	26,348	396,801
STAG Industrial, Inc. (REIT)	24,194	905,581
Summit Hotel Properties, Inc. (REIT)*	16,114	150,344
Sunstone Hotel Investors, Inc. (REIT)*	32,779	407,115
Tanger Factory Outlet Centers, Inc. (REIT) (x)	10,950	206,407
Terreno Realty Corp. (REIT)	10,354	668,040
UMH Properties, Inc. (REIT)	1,183	25,813

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Uniti Group, Inc. (REIT)	29,453	$311,907
Universal Health Realty Income Trust (REIT)	258	15,880
Urban Edge Properties (REIT)	17,668	337,459
Urstadt Biddle Properties, Inc. (REIT), Class A	4,987	96,648
Washington REIT (REIT)	13,069	300,587
Whitestone REIT (REIT)	7,031	58,006
Xenia Hotels & Resorts, Inc. (REIT)*	16,929	317,080

		29,190,717

Real Estate Management & Development (3.2%)
American Realty Investors, Inc.*	41	382
DREAM Unlimited Corp., Class A	332,080	7,070,979
Forestar Group, Inc.*	1,958	40,942
FRP Holdings, Inc.*	1,063	59,188
Howard Hughes Corp. (The)*	66,900	6,520,074
Kennedy-Wilson Holdings, Inc.	18,395	365,509
Marcus & Millichap, Inc.*	3,353	130,331
RE/MAX Holdings, Inc., Class A	2,636	87,858
Realogy Holdings Corp.*	17,063	310,888
RMR Group, Inc. (The), Class A	2,316	89,490
Tejon Ranch Co.*	3,626	55,151

		14,730,792

Total Real Estate		43,921,509

Utilities (2.5%)
Electric Utilities (0.5%)
ALLETE, Inc.	7,896	552,562
MGE Energy, Inc.	5,452	405,847
Otter Tail Corp.	6,193	302,281
PNM Resources, Inc.	12,803	624,402
Portland General Electric Co.	13,476	620,974
Spark Energy, Inc., Class A	403	4,566

		2,510,632

Gas Utilities (1.1%)
Brookfield Infrastructure Corp., Class A (x)	5,432	409,573
Chesapeake Utilities Corp.	2,548	306,601
New Jersey Resources Corp.	14,440	571,391
Northwest Natural Holding Co.	4,603	241,749
ONE Gas, Inc.	7,918	586,882
Rubis SCA	32,600	1,449,193
South Jersey Industries, Inc.	15,386	398,959
Southwest Gas Holdings, Inc.	8,665	573,536
Spire, Inc.	7,575	547,445

		5,085,329

Independent Power and Renewable Electricity Producers (0.3%)
Clearway Energy, Inc., Class A	4,157	104,840
Clearway Energy, Inc., Class C	9,032	239,167
Ormat Technologies, Inc.	6,734	468,215
Sunnova Energy International, Inc.*	10,889	410,080

		1,222,302

Multi-Utilities (0.4%)
Avista Corp.	9,873	421,281
Black Hills Corp.	9,487	622,632
NorthWestern Corp.	7,696	463,453
Unitil Corp.	2,242	118,759

		1,626,125

Water Utilities (0.2%)
American States Water Co.	2,666	212,107
Artesian Resources Corp., Class A	1,151	42,322
Cadiz, Inc. (x)*	2,674	36,366
California Water Service Group	7,551	419,382
Middlesex Water Co.	1,604	131,095
Pure Cycle Corp.*	323	4,464
SJW Group	4,132	261,556
York Water Co. (The)	713	32,299

		1,139,591

Total Utilities		11,583,979

Total Common Stocks (94.9%) (Cost $271,582,537)		433,779,458

MASTER LIMITED PARTNERSHIP:
Industrials (0.8%)
Industrial Conglomerates (0.8%)
Icahn Enterprises LP (Cost $3121769)	70,600	3,882,294

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Corporate Bond (0.1%)
Financials (0.1%)
Capital Markets (0.1%)
GAMCO Investors, Inc. 4.000%, 6/15/23 (e)	$228,000	227,979

Total Financials		227,979

Total Long-Term Debt Securities (0.1%) (Cost $228,764)		227,979

	Number of Rights	Value (Note 1)
RIGHTS:
Health Care (0.0%)
Biotechnology (0.0%)
Contra Aduro Biotech I, CVR (r)* (Cost $711)	237	—

	Number of Warrants	Value (Note 1)
WARRANTS:
Energy (0.0%)
Energy Equipment & Services (0.0%)
Nabors Industries Ltd., expiring 6/11/26* (Cost $—)	47	470

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Company (3.0%)
JPMorgan Prime Money Market Fund, IM Shares	13,709,113	$13,715,968

	Principal Amount	Value (Note 1)
Repurchase Agreements (3.2%)
Citigroup Global Markets, Inc., 0.07%, dated 6/30/21, due 7/1/21, repurchase price $6,362,460, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-5.000%, maturing 4/30/22-2/15/42; total market value $6,489,697. (xx)	$6,362,447	6,362,447
HSBC Bank plc, 0.10%, dated 6/30/21, due 7/1/21, repurchase price $5,000,014, collateralized by various U.S. Government Treasury Securities, ranging from 0.099%-6.125%, maturing 8/31/21-2/15/50; total market value $5,102,055. (xx)	5,000,000	5,000,000
HSBC Bank plc, 0.10%, dated 6/30/21, due 7/1/21, repurchase price $1,000,003, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-6.125%, maturing 7/15/21-2/15/50; total market value $1,020,411. (xx)	1,000,000	1,000,000
HSBC Bank plc, 0.10%, dated 6/30/21, due 7/1/21, repurchase price $1,100,003, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-6.125%, maturing 7/15/21-2/15/50; total market value $1,122,452. (xx)	1,100,000	1,100,000
NBC Global Finance Ltd., 0.28%, dated 6/30/21, due 7/7/21, repurchase price $1,000,008, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 2.125%-3.875%, maturing 12/31/23-4/15/29; total market value $1,111,307. (xx)	1,000,000	1,000,000

Total Repurchase Agreements		14,462,447

Total Short-Term Investments (6.2%) (Cost $28,178,480)		28,178,415

Total Investments in Securities (102.0%) (Cost $303,112,261)		466,068,616
Other Assets Less Liabilities (-2.0%)		(9,142,815)

Net Assets (100%)		$456,925,801

*	Non-income producing.
‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.
(e)	Step Bond - Coupon rate increases or decreases in increments to maturity. Rate disclosed is as of June 30, 2021. Maturity date disclosed is the ultimate maturity date.
(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At June 30, 2021, the market value of these securities amounted to $559,058 or 0.1% of net assets.

(r)	Value determined using significant unobservable inputs.
(x)	All or a portion of security is on loan at June 30, 2021.
(xx)

At June 30, 2021, the Portfolio had loaned securities with a total value of $17,998,811. This was collateralized by $4,172,757 of various U.S. Government Treasury Securities, ranging from 0.000% - 8.000%, maturing 7/8/21 - 5/15/51 and by cash of $14,467,007, of which $14,462,447 was subsequently invested in joint repurchase agreements as detailed in the Notes to the Financial Statements.

Glossary:

ADR	— American Depositary Receipt
CVR	— Contingent Value Right
USD	— United States Dollar

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

Investments in companies which were affiliates for the six months ended June 30, 2021, were as follows:

Security Description	Shares at June 30, 2021	Market Value December 31, 2020 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value June 30, 2021 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
COMMON STOCKS:
Financials
Capital Markets
Associated Capital Group, Inc., Class A	161,631	5,790,726	583,504	(706,859)	10,574	603,036	6,280,981	16,163	—
Mortgage Real Estate Investment Trusts (REITs)
PennyMac Mortgage Investment Trust (REIT)	11,835	262,549	—	(62,992)	(2,742)	52,430	249,245	6,612	—
Thrifts & Mortgage Finance
PennyMac Financial Services, Inc.	5,275	372,262	9,824	(34,237)	8,778	(31,054)	325,573	2,152	—

Total		6,425,537	593,328	(804,088)	16,610	624,412	6,855,799	24,927	—

Futures contracts outstanding as of June 30, 2021 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Russell 2000 E-Mini Index	25	9/2021	USD	2,884,750	(10,793)

					(10,793)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2021:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$22,860,743	$347,936	$—	$23,208,679
Consumer Discretionary	49,782,092	—	—	49,782,092
Consumer Staples	15,107,488	—	—	15,107,488
Energy	90,809,394	—	—	90,809,394
Financials	69,115,088	—	—	69,115,088
Health Care	25,066,711	—	—	25,066,711
Industrials	63,111,364	10,917,014	—	74,028,378
Information Technology	12,569,167	—	5,971	12,575,138
Materials	18,581,002	—	—	18,581,002
Real Estate	36,850,530	7,070,979	—	43,921,509
Utilities	10,134,786	1,449,193	—	11,583,979

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Corporate Bond
Financials	$—	$227,979	$—		$227,979
Master Limited Partnership
Industrials	3,882,294	—	—		3,882,294
Rights
Health Care	—	—	—	(a)	— (a)
Short-Term Investments
Investment Company	13,715,968	—	—		13,715,968
Repurchase Agreements	—	14,462,447	—		14,462,447
Warrant
Energy	470	—	—		470

Total Assets	$431,587,097	$34,475,548	$5,971		$466,068,616

Liabilities:
Futures	$(10,793)	$—	$—		$(10,793)

Total Liabilities	$(10,793)	$—	$—		$(10,793)

Total	$431,576,304	$34,475,548	$5,971		$466,057,823

(a)	Value is zero.

Fair Values of Derivative Instruments as of June 30, 2021:

	Statement of Assets and Liabilities
Derivatives Contracts^	Liability Derivatives	Fair Value
Equity contracts	Payables, Net assets – Unrealized depreciation	$(10,793	)*

Total		$(10,793)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2021:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$335,130	$335,130

Total	$335,130	$335,130

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$(59,736)	$(59,736)

Total	$(59,736)	$(59,736)

^ This Portfolio held futures contracts as a substitute for investing in conventional securities.

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

The Portfolio held futures contracts with an average notional balance of approximately $2,357,000 during the six months ended June 30, 2021.

Investment security transactions for the six months ended June 30, 2021 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities (affiliated 38%)*	$76,978,462
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities (affiliated 33%)*	$115,524,857

*	During the six months ended June 30, 2021, the Portfolio engaged in purchases and sales of securities pursuant to Rule 17a-7 of the 1940 Act (amount is percentage of total Purchases and/or Sales).

As of June 30, 2021, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$181,832,112
Aggregate gross unrealized depreciation	(18,769,984)

Net unrealized appreciation	$163,062,128

Federal income tax cost of investments in securities and derivative instruments, if applicable	$302,995,695

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2021 (Unaudited)

ASSETS
Investments in Securities, at value (x)
Affiliated Issuers (Cost $5,505,761)	$6,855,799
Unaffiliated Issuers (Cost $283,144,053)	444,750,370
Repurchase Agreements (Cost $14,462,447)	14,462,447
Cash	5,124,411
Cash held as collateral at broker for futures	177,800
Dividends, interest and other receivables	357,734
Receivable for Portfolio shares sold	276,687
Receivable for securities sold	126,194
Due from Custodian	114,245
Securities lending income receivable	19,776
Due from broker for futures variation margin	4,351
Other assets	4,341

Total assets	472,274,155

LIABILITIES
Payable for return of collateral on securities loaned	14,462,447
Investment management fees payable	276,705
Payable for securities purchased	239,046
Payable for Portfolio shares redeemed	198,268
Distribution fees payable – Class IB	47,031
Administrative fees payable	44,367
Trustees’ fees payable	869
Accrued expenses	79,621

Total liabilities	15,348,354

NET ASSETS	$456,925,801

Net assets were comprised of:
Paid in capital	$237,415,080
Total distributable earnings (loss)	219,510,721

Net assets	$456,925,801

Class IB
Net asset value, offering and redemption price per share, $229,346,770 / 16,135,746 shares outstanding (unlimited amount authorized: $0.01 par value)	$14.21

Class K
Net asset value, offering and redemption price per share, $227,579,031 / 16,010,673 shares outstanding (unlimited amount authorized: $0.01 par value)	$14.21

(x)	Includes value of securities on loan of $17,998,811.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2021 (Unaudited)

INVESTMENT INCOME
Dividends ($24,927 of dividend income received from affiliates) (net of $22,672 foreign withholding tax)	$3,171,219
Interest	1,179
Securities lending (net)	102,117

Total income	3,274,515

EXPENSES
Investment management fees	1,694,787
Distribution fees – Class IB	257,088
Administrative fees	252,205
Custodian fees	37,693
Professional fees	32,256
Printing and mailing expenses	21,978
Trustees’ fees	6,579
Miscellaneous	2,194

Gross expenses	2,304,780
Less: Waiver from investment manager	(137,546)

Net expenses	2,167,234

NET INVESTMENT INCOME (LOSS)	1,107,281

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities ( $16,610 realized gain (loss) from affiliates)	57,720,093
Futures contracts	335,130
Foreign currency transactions	(41)

Net realized gain (loss)	58,055,182

Change in unrealized appreciation (depreciation) on:
Investments in securities ($624,412 of change in unrealized appreciation (depreciation) from affiliates)	69,764,633
Futures contracts	(59,736)
Foreign currency translations	(758)

Net change in unrealized appreciation (depreciation)	69,704,139

NET REALIZED AND UNREALIZED GAIN (LOSS)	127,759,321

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$128,866,602

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31, 2020
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$1,107,281	$3,292,702
Net realized gain (loss)	58,055,182	698,311
Net change in unrealized appreciation (depreciation)	69,704,139	13,911,510

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	128,866,602	17,902,523

Distributions to shareholders:
Class IB	—	(2,109,085)
Class K	—	(2,896,568)

Total distributions to shareholders	—	(5,005,653)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 1,707,770 and 1,165,841 shares, respectively ]	23,155,453	9,734,671
Capital shares issued in connection with merger (Note 8) [ 0 and 74,667 shares, respectively ]	—	601,081
Capital shares exchanged in connection with merger (Note 8) [ 0 and 14,845,477 shares, respectively ]	—	119,508,507
Capital shares issued in reinvestment of dividends and distributions [ 0 and 210,736 shares, respectively ]	—	2,109,085
Capital shares repurchased [ (1,302,447) and (1,303,757) shares, respectively ]	(17,201,751)	(11,116,796)

Total Class IB transactions	5,953,702	120,836,548

Class K
Capital shares sold [ 6,793 and 10,006,144 shares, respectively ]	84,280	75,745,530
Capital shares exchanged in connection with merger (Note 8) [ 0 and (14,851,192) shares, respectively ]	—	(119,508,507)
Capital shares issued in reinvestment of dividends and distributions [ 0 and 289,804 shares, respectively ]	—	2,896,568
Capital shares repurchased [ (2,707,667) and (3,894,199) shares, respectively ]	(33,057,951)	(33,589,960)

Total Class K transactions	(32,973,671)	(74,456,369)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(27,019,969)	46,380,179

TOTAL INCREASE (DECREASE) IN NET ASSETS	101,846,633	59,277,049
NET ASSETS:
Beginning of period	355,079,168	295,802,119

End of period	$456,925,801	$355,079,168

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31,
Class IB			2020		2019	2018	2017	2016
Net asset value, beginning of period	$10.32		$10.62		$8.89	$10.55	$9.84	$8.55

Income (loss) from investment operations:
Net investment income (loss) (e)	0.03		0.07	##	0.04	0.07	0.05	0.06
Net realized and unrealized gain (loss)	3.86		(0.23	)†	2.23	(1.25)	1.19	2.02

Total from investment operations	3.89		(0.16)		2.27	(1.18)	1.24	2.08

Less distributions:
Dividends from net investment income	—		(0.13)		(0.06)	(0.04)	(0.02)	(0.03)
Distributions from net realized gains	—		(0.01)		(0.45)	(0.40)	(0.51)	(0.50)
Return of capital	—		—		(0.03)	(0.04)	—	(0.26)

Total dividends and distributions	—		(0.14)		(0.54)	(0.48)	(0.53)	(0.79)

Net asset value, end of period	$14.21		$10.32		$10.62	$8.89	$10.55	$9.84

Total return (b)	37.69%		(1.51)%		25.84%	(11.44)%	12.80%	24.19%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$229,347		$162,278		$7,831	$3,220	$1,957	$418
Ratio of expenses to average net assets:
After waivers (a)(f)	1.15%		1.15%		1.15%	1.15%	1.15%	1.18%
Before waivers (a)(f)	1.21%		1.27%		1.25%	1.23%	1.26%	1.27%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	0.41%		0.86	%(aa)	0.37%	0.66%	0.52%	0.61%
Before waivers (a)(f)	0.34%		0.74	%(aa)	0.27%	0.58%	0.42%	0.52%
Portfolio turnover rate^	19	%(z)	23%		14%	18%	23%	23%

	Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31,
Class K			2020		2019	2018	2017	2016
Net asset value, beginning of period	$10.30		$10.60		$8.88	$10.54	$9.83	$8.54

Income (loss) from investment operations:
Net investment income (loss) (e)	0.04		0.11	##	0.06	0.10	0.08	0.07
Net realized and unrealized gain (loss)	3.87		(0.25	)†	2.22	(1.25)	1.18	2.03

Total from investment operations	3.91		(0.14)		2.28	(1.15)	1.26	2.10

Less distributions:
Dividends from net investment income	—		(0.15)		(0.07)	(0.06)	(0.04)	(0.04)
Distributions from net realized gains	—		(0.01)		(0.45)	(0.40)	(0.51)	(0.50)
Return of capital	—		—		(0.04)	(0.05)	—	(0.27)

Total dividends and distributions	—		(0.16)		(0.56)	(0.51)	(0.55)	(0.81)

Net asset value, end of period	$14.21		$10.30		$10.60	$8.88	$10.54	$9.83

Total return (b)	37.96%		(1.31)%		26.06%	(11.20)%	13.08%	24.54%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$227,579		$192,801		$287,972	$258,476	$324,305	$173,256
Ratio of expenses to average net assets:
After waivers (a)(f)	0.90%		0.90%		0.90%	0.90%	0.90%	0.93%
Before waivers (a)(f)	0.96%		1.01%		1.00%	0.98%	1.01%	1.02%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	0.63%		1.29	%(aa)	0.61%	0.88%	0.74%	0.82%
Before waivers (a)(f)	0.57%		1.19	%(aa)	0.51%	0.80%	0.64%	0.73%
Portfolio turnover rate^	19	%(z)	23%		14%	18%	23%	23%

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

^	Portfolio turnover rate excludes derivatives, if any.
†

The amount shown for a share outstanding throughout the period does not accord with the aggregate net income and/or gain on investments for that period because of the timing of sales and repurchases of the Portfolio shares in relation to fluctuating market value of the investments in the Portfolio

##	Includes income resulting from a special dividend. Without this dividend, the per share income amounts would be $0.03 and $0.07 for Class IB and Class K, respectively.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(z)	Portfolio turnover rate for periods less than one year is not annualized.
(aa)	Includes income resulting from a special dividend. Without this dividend, the ratios for each class would have been 0.51% lower.

See Notes to Financial Statements.

1290 VT SMARTBETA EQUITY PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2021	% of Net Assets
Information Technology	19.8%
Financials	16.8
Industrials	15.9
Health Care	13.5
Consumer Staples	10.2
Consumer Discretionary	6.3
Communication Services	6.1
Materials	3.6
Utilities	3.5
Real Estate	3.0
Repurchase Agreements	1.2
Energy	0.9
Cash and Other	(0.8)

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2021 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/21	Ending Account Value 6/30/21	Expenses Paid During Period* 1/1/21 - 6/30/21
Class IB
Actual	$1,000.00	$1,113.70	$5.77
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.34	5.51
Class K
Actual	1,000.00	1,114.90	4.46
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.58	4.26

* Expenses are equal to the Portfolio’s Class IB and Class K shares annualized expense ratio of 1.10% and 0.85%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

1290 VT SMARTBETA EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (6.1%)
Diversified Telecommunication Services (1.5%)
AT&T, Inc.	24,900	$716,622
Nippon Telegraph & Telephone Corp.	23,300	607,065
Orange SA	26,185	298,535
Singapore Telecommunications Ltd.	263,000	447,884
Swisscom AG (Registered)	926	528,628
Verizon Communications, Inc.	50,700	2,840,721

		5,439,455

Entertainment (0.5%)
Activision Blizzard, Inc.	7,400	706,256
Take-Two Interactive Software, Inc.*	1,900	336,338
Vivendi SE (x)	25,718	863,927

		1,906,521

Interactive Media & Services (3.1%)
Alphabet, Inc., Class A*	3,121	7,620,827
Facebook, Inc., Class A*	11,300	3,929,123

		11,549,950

Media (0.5%)
Charter Communications, Inc., Class A*	500	360,725
Comcast Corp., Class A	26,400	1,505,328

		1,866,053

Wireless Telecommunication Services (0.5%)
KDDI Corp.	23,200	723,597
Rogers Communications, Inc., Class B	20,600	1,095,143

		1,818,740

Total Communication Services		22,580,719

Consumer Discretionary (6.3%)
Auto Components (0.2%)
Bridgestone Corp. (x)	7,400	336,712
Sumitomo Electric Industries Ltd.	21,900	323,094

		659,806

Automobiles (0.2%)
Toyota Motor Corp.	9,100	795,364

Distributors (0.1%)
Pool Corp.	1,000	458,660

Household Durables (0.6%)
DR Horton, Inc.	6,700	605,479
Lennar Corp., Class A	4,900	486,815
Sekisui House Ltd.	24,200	496,329
Sony Group Corp.	6,000	584,095

		2,172,718

Internet & Direct Marketing Retail (2.1%)
Amazon.com, Inc.*	2,018	6,942,243
eBay, Inc.	10,290	722,461
Prosus NV*	3,155	308,523

		7,973,227

Multiline Retail (0.6%)
Target Corp.	5,000	1,208,700
Wesfarmers Ltd.	20,118	891,671

		2,100,371

Specialty Retail (1.7%)
AutoZone, Inc.*	500	746,110
Best Buy Co., Inc.	3,200	367,936
Home Depot, Inc. (The)	8,300	2,646,787
Lowe’s Cos., Inc.	8,400	1,629,348
O’Reilly Automotive, Inc.*	1,600	905,936

		6,296,117

Textiles, Apparel & Luxury Goods (0.8%)
Kering SA	822	718,344
LVMH Moet Hennessy Louis Vuitton SE	1,411	1,106,417
NIKE, Inc., Class B	6,800	1,050,532

		2,875,293

Total Consumer Discretionary		23,331,556

Consumer Staples (10.2%)
Beverages (2.8%)
Brown-Forman Corp., Class B	9,400	704,436
Carlsberg A/S, Class B	1,947	362,933
Coca-Cola Co. (The)	51,700	2,797,487
Diageo plc	33,069	1,583,212
Heineken NV	6,053	733,525
Kirin Holdings Co. Ltd.	15,400	300,251
Monster Beverage Corp.*	4,100	374,535
PepsiCo, Inc.	19,083	2,827,528
Pernod Ricard SA	2,577	572,023

		10,255,930

Food & Staples Retailing (2.2%)
Alimentation Couche-Tard, Inc., Class B	11,800	433,600
Costco Wholesale Corp.	5,987	2,368,876
Endeavour Group Ltd.*	15,679	73,961
George Weston Ltd.	5,500	524,221
Koninklijke Ahold Delhaize NV	21,498	639,066
Kroger Co. (The)	8,800	337,128
Metro, Inc.	7,900	378,749
Seven & i Holdings Co. Ltd.	11,600	553,087
Tesco plc	105,597	325,668
Walmart, Inc.	16,000	2,256,320
Woolworths Group Ltd.	15,679	448,350

		8,339,026

Food Products (2.2%)
Archer-Daniels-Midland Co.	27,200	1,648,320
General Mills, Inc.	8,900	542,277
Hershey Co. (The)	3,500	609,630
Kellogg Co.	11,200	720,496
McCormick & Co., Inc. (Non-Voting)	5,200	459,264
Mondelez International, Inc., Class A	32,446	2,025,928
Nestle SA (Registered)	12,243	1,524,603
Orkla ASA	50,133	510,637

		8,041,155

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT SMARTBETA EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Household Products (2.2%)
Church & Dwight Co., Inc.	10,300	$877,766
Clorox Co. (The)	2,000	359,820
Colgate-Palmolive Co.	25,400	2,066,290
Henkel AG & Co. KGaA (Preference) (q)	5,916	624,606
Kimberly-Clark Corp.	9,700	1,297,666
Procter & Gamble Co. (The)	20,700	2,793,051

		8,019,199

Personal Products (0.8%)
Estee Lauder Cos., Inc. (The), Class A	1,100	349,888
Kao Corp.	6,500	399,905
L’Oreal SA	2,805	1,249,922
Unilever plc (Cboe Europe)	8,408	492,159
Unilever plc (London Stock Exchange)	10,307	603,171

		3,095,045

Total Consumer Staples		37,750,355

Energy (0.9%)
Oil, Gas & Consumable Fuels (0.9%)
Enbridge, Inc.	31,000	1,241,150
Equinor ASA	21,282	450,301
Neste OYJ	6,693	409,827
TC Energy Corp.	15,900	786,791
TotalEnergies SE	10,930	494,498

Total Energy		3,382,567

Financials (16.8%)
Banks (5.1%)
Bank Hapoalim BM*	40,061	321,456
Bank of Montreal	10,700	1,096,759
Bank of Nova Scotia (The)	32,800	2,133,217
Banque Cantonale Vaudoise (Registered)	3,478	312,371
Canadian Imperial Bank of Commerce (x)	10,300	1,172,502
Citigroup, Inc.	4,500	318,375
Commonwealth Bank of Australia	4,842	362,654
DBS Group Holdings Ltd.	15,000	332,528
First Republic Bank	1,800	336,906
Hang Seng Bank Ltd.	22,000	439,473
JPMorgan Chase & Co.	16,700	2,597,518
Mizuho Financial Group, Inc.	46,200	660,178
National Bank of Canada	11,900	890,580
Regions Financial Corp.	15,800	318,844
Royal Bank of Canada	29,000	2,938,133
Sumitomo Mitsui Financial Group, Inc.	18,800	648,130
Svenska Handelsbanken AB, Class A	45,729	515,955
Toronto-Dominion Bank (The)	41,600	2,915,289
United Overseas Bank Ltd.	19,800	380,186
Westpac Banking Corp.	16,914	327,391

		19,018,445

Capital Markets (4.3%)
Ameriprise Financial, Inc.	1,400	348,432
ASX Ltd.	10,412	606,797
Bank of New York Mellon Corp. (The)	12,800	655,744
BGP Holdings plc (r)*	177,813	—
BlackRock, Inc.	2,900	2,537,413
Deutsche Boerse AG	2,807	489,940
FactSet Research Systems, Inc.	900	302,049
Hong Kong Exchanges & Clearing Ltd.	12,200	727,195
Intercontinental Exchange, Inc.	16,200	1,922,940
London Stock Exchange Group plc	4,614	508,689
MarketAxess Holdings, Inc.	700	324,513
Moody’s Corp.	3,600	1,304,532
MSCI, Inc.	2,900	1,545,932
Nasdaq, Inc.	4,500	791,100
Northern Trust Corp.	4,200	485,604
S&P Global, Inc.	6,000	2,462,700
T. Rowe Price Group, Inc.	4,700	930,459

		15,944,039

Consumer Finance (0.2%)
American Express Co.	5,200	859,196

Diversified Financial Services (1.3%)
Berkshire Hathaway, Inc., Class B*	17,000	4,724,640

Insurance (5.9%)
Aflac, Inc.	21,800	1,169,788
Allianz SE (Registered)	6,006	1,497,676
Allstate Corp. (The)	11,300	1,473,972
Aon plc, Class A	5,800	1,384,808
Arthur J Gallagher & Co.	8,600	1,204,688
Assicurazioni Generali SpA	28,717	575,635
Aviva plc	113,202	635,608
Brown & Brown, Inc.	9,500	504,830
Chubb Ltd.	7,400	1,176,156
Gjensidige Forsikring ASA	24,351	536,787
Hannover Rueck SE	2,335	390,667
Hartford Financial Services Group, Inc. (The)	11,900	737,443
Intact Financial Corp.	5,700	774,393
Manulife Financial Corp.	24,400	480,284
Marsh & McLennan Cos., Inc.	17,200	2,419,696
Medibank Pvt Ltd.	185,639	439,935
MS&AD Insurance Group Holdings, Inc.	13,800	398,492
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	4,606	1,261,348
Power Corp. of Canada	10,300	325,552
Progressive Corp. (The)	10,000	982,100
Sompo Holdings, Inc.	10,700	395,465
Sun Life Financial, Inc.	14,400	742,536
Tokio Marine Holdings, Inc. (x)	15,000	689,680
Travelers Cos., Inc. (The)	4,800	718,608
Zurich Insurance Group AG	2,783	1,116,509

		22,032,656

Total Financials		62,578,976

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT SMARTBETA EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Health Care (13.5%)
Biotechnology (0.9%)
AbbVie, Inc.	7,400	$833,536
Amgen, Inc.	4,171	1,016,681
CSL Ltd.	3,091	661,098
Regeneron Pharmaceuticals, Inc.*	1,200	670,248

		3,181,563

Health Care Equipment & Supplies (4.8%)
Abbott Laboratories	20,200	2,341,786
Becton Dickinson and Co.	3,200	778,208
Coloplast A/S, Class B	2,818	462,383
Danaher Corp.	9,600	2,576,256
Edwards Lifesciences Corp.*	11,600	1,201,412
Hoya Corp.	4,600	609,911
IDEXX Laboratories, Inc.*	1,600	1,010,480
Intuitive Surgical, Inc.*	1,100	1,011,604
Koninklijke Philips NV(x)	9,228	457,270
Medtronic plc	23,200	2,879,816
ResMed, Inc.	3,300	813,516
STERIS plc	3,300	680,790
Stryker Corp.	6,200	1,610,326
Terumo Corp.	8,800	356,610
West Pharmaceutical Services, Inc.	2,700	969,570

		17,759,938

Health Care Providers & Services (2.4%)
Anthem, Inc.	3,500	1,336,300
Cardinal Health, Inc.	5,400	308,286
Cigna Corp.	3,100	734,917
HCA Healthcare, Inc.	3,900	806,286
Humana, Inc.	1,700	752,624
Laboratory Corp. of America Holdings*	1,600	441,360
McKesson Corp.	2,100	401,604
Quest Diagnostics, Inc.	2,500	329,925
Sonic Healthcare Ltd.	18,926	545,033
UnitedHealth Group, Inc.	7,800	3,123,432

		8,779,767

Health Care Technology (0.2%)
Cerner Corp.	5,100	398,616
Veeva Systems, Inc., Class A*	1,400	435,330

		833,946

Life Sciences Tools & Services (1.3%)
Agilent Technologies, Inc.	9,500	1,404,195
Mettler-Toledo International, Inc.*	600	831,204
Thermo Fisher Scientific, Inc.	4,600	2,320,562
Waters Corp.*	1,200	414,732

		4,970,693

Pharmaceuticals (3.9%)
Eli Lilly and Co.	5,400	1,239,408
GlaxoSmithKline plc	48,171	945,816
Johnson & Johnson	17,000	2,800,580
Merck & Co., Inc.	29,100	2,263,107
Merck KGaA	2,159	413,958
Novo Nordisk A/S, Class B	10,315	864,182
Ono Pharmaceutical Co. Ltd.	13,000	290,085
Otsuka Holdings Co. Ltd.(x)	7,100	294,430
Pfizer, Inc.	18,000	704,880
Roche Holding AG	4,192	1,579,164
Sanofi	7,180	752,269
Shionogi & Co. Ltd.	5,300	276,271
UCB SA	2,485	259,771
Zoetis, Inc.	10,600	1,975,416

		14,659,337

Total Health Care		50,185,244

Industrials (15.9%)
Aerospace & Defense (1.1%)
BAE Systems plc	58,956	425,711
General Dynamics Corp.	4,700	884,822
Lockheed Martin Corp.	4,100	1,551,235
Northrop Grumman Corp.	1,900	690,517
Teledyne Technologies, Inc.*	1,200	502,596

		4,054,881

Air Freight & Logistics (0.8%)
Deutsche Post AG (Registered)	10,015	681,167
Expeditors International of Washington, Inc.	12,600	1,595,160
United Parcel Service, Inc., Class B	3,700	769,489

		3,045,816

Building Products (1.3%)
Allegion plc	9,400	1,309,420
Daikin Industries Ltd.	4,200	782,195
Geberit AG (Registered)	974	730,566
Johnson Controls International plc	5,400	370,602
Masco Corp.	5,200	306,332
Trane Technologies plc	8,100	1,491,534

		4,990,649

Commercial Services & Supplies (1.1%)
Brambles Ltd.	41,505	356,089
Cintas Corp.	1,700	649,400
Copart, Inc.*	5,100	672,333
Dai Nippon Printing Co. Ltd.	15,700	331,962
Securitas AB, Class B	29,840	471,061
Waste Management, Inc.	10,500	1,471,155

		3,952,000

Construction & Engineering (0.2%)
Kajima Corp.	35,200	445,802
Vinci SA	4,716	503,224

		949,026

Electrical Equipment (2.0%)
Eaton Corp. plc	13,900	2,059,702
Emerson Electric Co.	22,900	2,203,896
Mitsubishi Electric Corp.	31,000	449,953
Rockwell Automation, Inc.	7,200	2,059,344
Schneider Electric SE	5,258	827,216

		7,600,111

Industrial Conglomerates (1.6%)
3M Co.	13,800	2,741,094
Hitachi Ltd.	6,200	354,995
Honeywell International, Inc.	6,500	1,425,775
Roper Technologies, Inc.	2,000	940,400
Siemens AG (Registered)	2,355	373,126

		5,835,390

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT SMARTBETA EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Machinery (4.0%)
Atlas Copco AB, Class A	19,445	$1,190,589
Caterpillar, Inc.	5,700	1,240,491
Cummins, Inc.	5,000	1,219,050
Deere & Co.	4,000	1,410,840
Dover Corp.	9,800	1,475,880
IDEX Corp.	1,500	330,075
Illinois Tool Works, Inc.	9,900	2,213,244
Kone OYJ, Class B	8,843	721,408
Kubota Corp. (x)	17,000	343,841
PACCAR, Inc.	6,700	597,975
Pentair plc	19,100	1,289,059
Sandvik AB	24,712	631,220
SMC Corp.	500	295,468
Snap-on, Inc.	4,100	916,063
Volvo AB, Class B (x)	27,847	669,973
Xylem, Inc.	3,100	371,876

		14,917,052

Professional Services (1.0%)
Booz Allen Hamilton Holding Corp.	5,000	425,900
Jacobs Engineering Group, Inc.	2,500	333,550
Teleperformance	1,970	799,588
Verisk Analytics, Inc.	5,600	978,432
Wolters Kluwer NV	10,351	1,039,828

		3,577,298

Road & Rail (1.3%)
Canadian National Railway Co.	5,900	622,508
Canadian Pacific Railway Ltd.	13,200	1,015,024
Norfolk Southern Corp.	2,100	557,361
Old Dominion Freight Line, Inc.	4,200	1,065,960
Union Pacific Corp.	7,000	1,539,510

		4,800,363

Trading Companies & Distributors (1.5%)
Fastenal Co.	30,200	1,570,400
Ferguson plc	5,602	778,799
ITOCHU Corp. (x)	32,700	941,897
Mitsubishi Corp.	12,800	348,876
Mitsui & Co. Ltd.	34,500	776,518
Toyota Tsusho Corp.	15,500	732,481
WW Grainger, Inc.	900	394,200

		5,543,171

Total Industrials		59,265,757

Information Technology (19.8%)
Communications Equipment (0.8%)
Cisco Systems, Inc.	38,244	2,026,932
Motorola Solutions, Inc.	2,700	585,495
Telefonaktiebolaget LM Ericsson, Class B	32,985	414,562

		3,026,989

Electronic Equipment, Instruments & Components (1.5%)
Amphenol Corp., Class A	22,000	1,505,020
CDW Corp.	9,600	1,676,640
Corning, Inc.	14,700	601,230
Keyence Corp.	1,000	504,703
Kyocera Corp.	5,100	315,287
Murata Manufacturing Co. Ltd.	3,600	274,857
Omron Corp.	3,400	269,625
Trimble, Inc.*	4,200	343,686

		5,491,048

IT Services (4.5%)
Accenture plc, Class A	9,100	2,682,589
Automatic Data Processing, Inc.	14,500	2,879,990
Broadridge Financial Solutions, Inc.	3,500	565,355
CGI, Inc.*	6,700	607,464
EPAM Systems, Inc.*	900	459,864
Fiserv, Inc.*	8,100	865,809
Fujitsu Ltd.	2,500	468,068
Jack Henry & Associates, Inc.	2,600	425,126
Mastercard, Inc., Class A	5,400	1,971,486
Nomura Research Institute Ltd.	16,600	549,125
Paychex, Inc.	8,500	912,050
PayPal Holdings, Inc. (x)*	2,500	728,700
VeriSign, Inc.*	3,000	683,070
Visa, Inc., Class A	12,300	2,875,986

		16,674,682

Semiconductors & Semiconductor Equipment (2.4%)
Applied Materials, Inc.	11,600	1,651,840
ASML Holding NV	1,926	1,323,207
Broadcom, Inc.	700	333,788
Intel Corp.	29,000	1,628,060
KLA Corp.	1,900	615,999
Texas Instruments, Inc.	17,722	3,407,941

		8,960,835

Software (6.6%)
Adobe, Inc.*	4,600	2,693,944
Autodesk, Inc.*	2,400	700,560
Cadence Design Systems, Inc.*	5,900	807,238
Constellation Software, Inc.	200	302,906
Fair Isaac Corp.*	700	351,876
Fortinet, Inc.*	1,600	381,104
Intuit, Inc.	3,900	1,911,663
Microsoft Corp.	44,069	11,938,292
Nice Ltd.*	1,918	468,417
Oracle Corp.	44,200	3,440,528
SAP SE	6,189	872,120
Synopsys, Inc.*	3,000	827,370

		24,696,018

Technology Hardware, Storage & Peripherals (4.0%)
Apple, Inc.	94,301	12,915,329
Canon, Inc. (x)	19,600	443,358
FUJIFILM Holdings Corp.	7,100	526,548
HP, Inc.	26,100	787,959

		14,673,194

Total Information Technology		73,522,766

Materials (3.6%)
Chemicals (2.3%)
Air Liquide SA	2,730	477,990
Akzo Nobel NV	6,221	768,636
BASF SE	3,854	303,623
Corteva, Inc.	14,200	629,770
Ecolab, Inc.	8,200	1,688,954

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT SMARTBETA EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Givaudan SA (Registered)	280	$1,302,178
Nutrien Ltd.	11,600	702,869
PPG Industries, Inc.	2,000	339,540
Sherwin-Williams Co. (The)	6,300	1,716,435
Sika AG (Registered)	2,365	773,210

		8,703,205

Construction Materials (0.1%)
CRH plc	6,864	345,907

Containers & Packaging (0.2%)
Avery Dennison Corp.	1,700	357,408
Ball Corp.	6,300	510,426

		867,834

Metals & Mining (1.0%)
BHP Group Ltd.	23,639	861,052
BHP Group plc	24,398	718,870
Fortescue Metals Group Ltd.	33,107	579,499
Newcrest Mining Ltd.	15,235	288,836
Rio Tinto Ltd.	6,629	629,581
Rio Tinto plc	6,776	557,614

		3,635,452

Total Materials		13,552,398

Real Estate (3.0%)
Equity Real Estate Investment Trusts (REITs) (2.6%)
American Tower Corp. (REIT)	6,800	1,836,952
Crown Castle International Corp. (REIT)	1,800	351,180
Daiwa House REIT Investment Corp. (REIT)	209	616,117
Duke Realty Corp. (REIT)	11,200	530,320
Equity Residential (REIT)	9,300	716,100
Essex Property Trust, Inc. (REIT)	1,700	510,017
Goodman Group (REIT)	57,894	919,151
Japan Real Estate Investment Corp. (REIT)	69	424,204
Mid-America Apartment Communities, Inc. (REIT)	3,300	555,786
Nippon Building Fund, Inc. (REIT)(x)	69	430,415
Nippon Prologis REIT, Inc. (REIT)	142	451,839
Nomura Real Estate Master Fund, Inc. (REIT)	310	496,971
Prologis, Inc. (REIT)	9,800	1,171,394
Public Storage (REIT)	2,600	781,794

		9,792,240

Real Estate Management & Development (0.4%)
CK Asset Holdings Ltd.	59,000	407,300
Mitsubishi Estate Co. Ltd.	28,700	464,103
Swiss Prime Site AG (Registered)	4,939	490,030

		1,361,433

Total Real Estate		11,153,673

Utilities (3.5%)
Electric Utilities (1.3%)
Enel SpA	134,038	1,244,783
Iberdrola SA	130,063	1,585,404
Power Assets Holdings Ltd.	83,000	509,376
Red Electrica Corp. SA (x)	31,834	590,932
Terna SpA (x)	99,482	741,266

		4,671,761

Gas Utilities (0.4%)
Atmos Energy Corp.	11,900	1,143,709
Snam SpA	59,536	344,150

		1,487,859

Independent Power and Renewable Electricity Producers (0.1%)
Uniper SE	9,653	355,514

Multi-Utilities (1.2%)
CMS Energy Corp.	13,500	797,580
E.ON SE	34,296	396,661
National Grid plc	90,171	1,148,546
Public Service Enterprise Group, Inc.	7,800	465,972
Sempra Energy	10,300	1,364,544
WEC Energy Group, Inc.	5,600	498,120

		4,671,423

Water Utilities (0.5%)
American Water Works Co., Inc.	8,000	1,233,040
Severn Trent plc	14,842	513,479

		1,746,519

Total Utilities		12,933,076

Total Common Stocks (99.6%) (Cost $292,934,707)		370,237,087

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Repurchase Agreements (1.2%)
Citigroup Global Markets, Inc., 0.07%, dated 6/30/21, due 7/1/21, repurchase price $3,503,187, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-5.000%, maturing 4/30/22-2/15/42; total market value $3,573,245. (xx)	$3,503,180	3,503,180

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT SMARTBETA EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Principal Amount	Value (Note 1)
HSBC Bank plc, 0.10%, dated 6/30/21, due 7/1/21, repurchase price $400,001, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-6.125%, maturing 7/15/21-2/15/50; total market value $408,164. (xx)	$400,000	$400,000
HSBC Bank plc, 0.10%, dated 6/30/21, due 7/1/21, repurchase price $400,001, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-6.125%, maturing 7/15/21-2/15/50; total market value $408,164. (xx)	400,000	400,000

Total Repurchase Agreements		4,303,180

Total Short-Term Investments (1.2%) (Cost $4,303,180)		4,303,180

Total Investments in Securities (100.8%) (Cost $297,237,887)		374,540,267
Other Assets Less Liabilities (-0.8%)		(2,884,611)

Net Assets (100%)		$371,655,656

*	Non-income producing.
(q)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.
(r)	Value determined using significant unobservable inputs.
(x)	All or a portion of security is on loan at June 30, 2021.
(xx)

At June 30, 2021, the Portfolio had loaned securities with a total value of $4,913,960. This was collateralized by $982,731 of various U.S. Government Treasury Securities, ranging from 0.000% - 8.000%, maturing 7/8/21 - 2/15/51 and by cash of $4,303,180 which was subsequently invested in joint repurchase agreements as detailed in the Notes to the Financial Statements.

Country Diversification As a Percentage of Total Net Assets
Australia	2.5%
Belgium	0.1
Canada	5.7
China	0.1
Denmark	0.5
Finland	0.3
France	2.1
Germany	2.1
Hong Kong	0.6
Ireland	0.1
Israel	0.2
Italy	0.8
Japan	5.9
Malta	0.0 #
Netherlands	1.3
Norway	0.4
Singapore	0.3
Spain	0.6
Sweden	1.0
Switzerland	2.2
United Kingdom	1.9
United States	72.1
Cash and Other	(0.8)

100.0%

#	Percent shown is less than 0.05%.

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT SMARTBETA EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2021:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Communication Services	$19,111,083	$3,469,636	$—		$22,580,719
Consumer Discretionary	17,771,007	5,560,549	—		23,331,556
Consumer Staples	26,753,276	10,997,079	—		37,750,355
Energy	2,027,941	1,354,626	—		3,382,567
Financials	48,008,231	14,570,745	—	(a)	62,578,976
Health Care	41,416,993	8,768,251	—		50,185,244
Industrials	43,262,204	16,003,553	—		59,265,757
Information Technology	67,092,889	6,429,877	—		73,522,766
Materials	5,945,402	7,606,996	—		13,552,398
Real Estate	6,453,543	4,700,130	—		11,153,673
Utilities	5,502,965	7,430,111	—		12,933,076
Short-Term Investments
Repurchase Agreements	—	4,303,180	—		4,303,180

Total Assets	$283,345,534	$91,194,733	$—		$374,540,267

Total Liabilities	$—	$—	$—		$—

Total	$283,345,534	$91,194,733	$—		$374,540,267

(a)	Value is zero.

The Portfolio held no derivatives contracts during the six months ended June 30, 2021.

Investment security transactions for the six months ended June 30, 2021 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$100,744,288
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$112,418,853

As of June 30, 2021, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$78,816,577
Aggregate gross unrealized depreciation	(1,607,946)

Net unrealized appreciation	$77,208,631

Federal income tax cost of investments in securities and derivative instruments, if applicable	$297,331,636

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT SMARTBETA EQUITY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2021 (Unaudited)

ASSETS
Investments in Securities, at value (x)
Unaffiliated Issuers (Cost $292,934,707)	$370,237,087
Repurchase Agreements (Cost $4,303,180)	4,303,180
Cash	68,276
Foreign cash (Cost $640,363)	641,576
Dividends, interest and other receivables	1,267,159
Receivable for Portfolio shares sold	17,241
Securities lending income receivable	1,727
Other assets	3,324

Total assets	376,539,570

LIABILITIES
Payable for return of collateral on securities loaned	4,303,180
Investment management fees payable	219,294
Payable for Portfolio shares redeemed	198,907
Distribution fees payable – Class IB	70,748
Administrative fees payable	28,002
Accrued expenses	63,783

Total liabilities	4,883,914

NET ASSETS	$371,655,656

Net assets were comprised of:
Paid in capital	$273,803,864
Total distributable earnings (loss)	97,851,792

Net assets	$371,655,656

Class IB
Net asset value, offering and redemption price per share, $345,346,189 / 19,583,809 shares outstanding (unlimited amount authorized: $0.01 par value)	$17.63

Class K
Net asset value, offering and redemption price per share, $26,309,467 / 1,489,366 shares outstanding (unlimited amount authorized: $0.01 par value)	$17.66

(x)	Includes value of securities on loan of $4,913,960.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2021 (Unaudited)

INVESTMENT INCOME
Dividends (net of $253,115 foreign withholding tax)	$4,081,322
Securities lending (net)	14,166

Total income	4,095,488

EXPENSES
Investment management fees	1,251,047
Distribution fees – Class IB	414,574
Administrative fees	165,285
Professional fees	45,302
Custodian fees	21,969
Printing and mailing expenses	20,098
Trustees’ fees	4,551
Recoupment fees	4,382
Miscellaneous	8,529

Total expenses	1,935,737

NET INVESTMENT INCOME (LOSS)	2,159,751

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	15,435,644
Foreign currency transactions	(52,396)

Net realized gain (loss)	15,383,248

Change in unrealized appreciation (depreciation) on:
Investments in securities	21,412,266
Foreign currency translations	(50,574)

Net change in unrealized appreciation (depreciation)	21,361,692

NET REALIZED AND UNREALIZED GAIN (LOSS)	36,744,940

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$38,904,691

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT SMARTBETA EQUITY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31, 2020
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$2,159,751	$1,811,040
Net realized gain (loss)	15,383,248	4,746,326
Net change in unrealized appreciation (depreciation)	21,361,692	49,248,992

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	38,904,691	55,806,358

Distributions to shareholders:
Class IB	—	(3,333,013)
Class K	—	(320,863)

Total distributions to shareholders	—	(3,653,876)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 568,143 and 972,445 shares, respectively ]	9,368,820	13,819,984
Capital shares issued in connection with merger (Note 8) [ 0 and 20,056,039 shares, respectively ]	—	269,145,212
Capital shares issued in reinvestment of dividends [ 0 and 216,450 shares, respectively ]	—	3,333,013
Capital shares repurchased [ (1,348,684) and (2,402,728) shares, respectively ]	(22,523,953)	(34,452,634)

Total Class IB transactions	(13,155,133)	251,845,575

Class K
Capital shares sold [ 26,809 and 58,037 shares, respectively ]	450,615	831,303
Capital shares issued in connection with merger (Note 8) [ 0 and 1,740,982 shares, respectively ]	—	23,396,616
Capital shares issued in reinvestment of dividends and distributions [ 0 and 20,823 shares, respectively ]	—	320,863
Capital shares repurchased [ (163,883) and (913,560) shares, respectively ]	(2,742,520)	(12,682,262)

Total Class K transactions	(2,291,905)	11,866,520

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(15,447,038)	263,712,095

TOTAL INCREASE (DECREASE) IN NET ASSETS	23,457,653	315,864,577
NET ASSETS:
Beginning of period	348,198,003	32,333,426

End of period	$371,655,656	$348,198,003

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT SMARTBETA EQUITY PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31,
Class IB			2020	2019	2018	2017	2016
Net asset value, beginning of period	$15.83		$14.42	$11.65	$13.04	$11.16	$10.67

Income (loss) from investment operations:
Net investment income (loss) (e)	0.10		0.13	0.16	0.17	0.15	0.15
Net realized and unrealized gain (loss)	1.70		1.45	2.97	(0.92)	2.26	0.48

Total from investment operations	1.80		1.58	3.13	(0.75)	2.41	0.63

Less distributions:
Dividends from net investment income	—		(0.09)	(0.16)	(0.16)	(0.16)	(0.14)
Distributions from net realized gains	—		(0.08)	(0.20)	(0.48)	(0.37)	— #

Total dividends and distributions	—		(0.17)	(0.36)	(0.64)	(0.53)	(0.14)

Net asset value, end of period	$17.63		$15.83	$14.42	$11.65	$13.04	$11.16

Total return (b)	11.37%		10.95%	26.90%	(6.03)%	21.65%	5.93%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$345,346		$322,433	$21,947	$13,044	$10,478	$7,439
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	1.10%		1.10%	1.15%	1.15%	1.16%	1.23%
Before waivers and reimbursements (a)(f)	1.10%		1.15%	1.48%	1.61%	1.72%	1.79%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	1.19%		0.90%	1.21%	1.28%	1.23%	1.35%
Before waivers and reimbursements (a)(f)	1.19%		0.84%	0.88%	0.82%	0.68%	0.79%
Portfolio turnover rate^	28	%(z)	53%	29%	47%	42%	27%

	Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31,
Class K			2020	2019	2018	2017	2016
Net asset value, beginning of period	$15.84		$14.42	$11.65	$13.04	$11.15	$10.67

Income (loss) from investment operations:
Net investment income (loss) (e)	0.12		0.17	0.20	0.20	0.19	0.18
Net realized and unrealized gain (loss)	1.70		1.45	2.96	(0.92)	2.26	0.47

Total from investment operations	1.82		1.62	3.16	(0.72)	2.45	0.65

Less distributions:
Dividends from net investment income	—		(0.12)	(0.19)	(0.19)	(0.19)	(0.17)
Distributions from net realized gains	—		(0.08)	(0.20)	(0.48)	(0.37)	— #

Total dividends and distributions	—		(0.20)	(0.39)	(0.67)	(0.56)	(0.17)

Net asset value, end of period	$17.66		$15.84	$14.42	$11.65	$13.04	$11.15

Total return (b)	11.49%		11.28%	27.20%	(5.80)%	22.04%	6.20%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$26,309		$25,765	$10,387	$7,905	$8,280	$7,013
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.85%		0.86%	0.90%	0.90%	0.92%	0.98%
Before waivers and reimbursements (a)(f)	0.85%		0.94%	1.24%	1.35%	1.46%	1.53%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	1.44%		1.22%	1.48%	1.54%	1.50%	1.61%
Before waivers and reimbursements (a)(f)	1.44%		1.13%	1.15%	1.09%	0.96%	1.06%
Portfolio turnover rate^	28	%(z)	53%	29%	47%	42%	27%
#	Per share amount is less than $0.005.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

1290 VT SOCIALLY RESPONSIBLE PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2021	% of Net Assets
Information Technology	33.0%
Consumer Discretionary	11.3
Communication Services	10.6
Health Care	10.2
Industrials	9.0
Financials	8.5
Consumer Staples	6.9
Real Estate	3.1
Materials	3.1
Energy	2.2
Utilities	1.6
Repurchase Agreements	0.1
Cash and Other	0.4

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IA and Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2021 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/21	Ending Account Value 6/30/21	Expenses Paid During Period* 1/1/21 - 6/30/21
Class IA
Actual	$1,000.00	$1,159.70	$4.84
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.31	4.53
Class IB
Actual	1,000.00	1,159.30	4.84
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.31	4.53

* Expenses are equal to the Portfolio’s Class IA and Class IB shares annualized expense ratio of 0.90% and 0.90%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

1290 VT SOCIALLY RESPONSIBLE PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (10.6%)
Diversified Telecommunication Services (1.3%)
Liberty Global plc, Class A*	1,914	$51,984
Liberty Global plc, Class C*	4,347	117,543
Lumen Technologies, Inc.	10,937	148,634
Verizon Communications, Inc.	49,063	2,749,000

		3,067,161

Entertainment (1.8%)
Electronic Arts, Inc.	3,402	489,310
Walt Disney Co. (The)*	21,529	3,784,152

		4,273,462

Interactive Media & Services (7.3%)
Alphabet, Inc., Class A*	3,563	8,700,098
Alphabet, Inc., Class C*	3,493	8,754,576

		17,454,674

Media (0.2%)
Discovery, Inc., Class A(x)*	1,898	58,230
Discovery, Inc., Class C*	3,612	104,676
John Wiley & Sons, Inc., Class A	510	30,692
New York Times Co. (The), Class A	1,769	77,040
Omnicom Group, Inc.	2,521	201,655
Scholastic Corp.	344	13,034

		485,327

Total Communication Services		25,280,624

Consumer Discretionary (11.3%)
Auto Components (0.3%)
Aptiv plc*	3,184	500,939
Autoliv, Inc.	973	95,121
BorgWarner, Inc.	2,858	138,727

		734,787

Automobiles (2.6%)
Harley-Davidson, Inc.	1,798	82,385
Tesla, Inc.*	9,099	6,184,590

		6,266,975

Distributors (0.2%)
LKQ Corp.*	3,484	171,482
Pool Corp.	471	216,029

		387,511

Hotels, Restaurants & Leisure (2.7%)
Aramark	2,785	103,741
Booking Holdings, Inc.*	487	1,065,600
Choice Hotels International, Inc.	462	54,913
Darden Restaurants, Inc.	1,527	222,927
Domino’s Pizza, Inc.	462	215,518
Hilton Worldwide Holdings, Inc.*	3,273	394,789
Jack in the Box, Inc.	252	28,083
Marriott International, Inc., Class A*	3,282	448,059
McDonald’s Corp.	8,840	2,041,952
Royal Caribbean Cruises Ltd.*	2,685	228,977
Starbucks Corp.	13,974	1,562,433
Vail Resorts, Inc.*	472	149,397

		6,516,389

Household Durables (0.3%)
Ethan Allen Interiors, Inc.	235	6,486
Garmin Ltd.	1,807	261,364
La-Z-Boy, Inc.	547	20,261
Meritage Homes Corp.*	482	45,346
Mohawk Industries, Inc.*	693	133,188
Newell Brands, Inc.	4,506	123,780
Whirlpool Corp.	734	160,027

		750,452

Leisure Products (0.1%)
Callaway Golf Co.*	1,049	35,383
Hasbro, Inc.	1,527	144,332
Mattel, Inc.*	4,082	82,048

		261,763

Multiline Retail (0.7%)
Kohl’s Corp.	1,923	105,977
Nordstrom, Inc.*	1,271	46,480
Target Corp.	5,936	1,434,969

		1,587,426

Specialty Retail (3.0%)
AutoNation, Inc.*	601	56,981
Best Buy Co., Inc.	2,732	314,125
Buckle, Inc. (The)	330	16,417
CarMax, Inc.*	1,924	248,484
Foot Locker, Inc.	1,082	66,684
GameStop Corp., Class A*	662	141,761
Gap, Inc. (The)	2,764	93,009
Home Depot, Inc. (The)	12,757	4,068,080
Lowe’s Cos., Inc.	8,657	1,679,198
ODP Corp. (The)*	647	31,062
Signet Jewelers Ltd.*	614	49,605
Tractor Supply Co.	1,366	254,158
Ulta Beauty, Inc.*	636	219,910

		7,239,474

Textiles, Apparel & Luxury Goods (1.4%)
Capri Holdings Ltd.*	1,808	103,399
Columbia Sportswear Co.	391	38,459
Deckers Outdoor Corp.*	340	130,584
Hanesbrands, Inc.	4,085	76,267
NIKE, Inc., Class B	15,046	2,324,457
PVH Corp.*	834	89,730
Under Armour, Inc., Class A*	2,229	47,143
Under Armour, Inc., Class C*	2,528	46,945
VF Corp.	3,976	326,191
Wolverine World Wide, Inc.	958	32,227

		3,215,402

Total Consumer Discretionary		26,960,179

Consumer Staples (6.9%)
Beverages (2.3%)
Coca-Cola Co. (The)	48,553	2,627,203
Keurig Dr Pepper, Inc.	8,296	292,351
PepsiCo, Inc.	16,364	2,424,654

		5,344,208

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT SOCIALLY RESPONSIBLE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Food & Staples Retailing (0.3%)
Kroger Co. (The)	8,528	$326,708
Sysco Corp.	6,018	467,900
United Natural Foods, Inc.*	779	28,807

		823,415

Food Products (1.6%)
Archer-Daniels-Midland Co.	6,629	401,717
Bunge Ltd.	1,638	128,010
Campbell Soup Co.	2,322	105,860
Conagra Brands, Inc.	5,729	208,421
Darling Ingredients, Inc.*	1,901	128,317
General Mills, Inc.	7,279	443,509
Hain Celestial Group, Inc. (The)*	958	38,435
Hormel Foods Corp.	3,481	166,218
Ingredion, Inc.	786	71,133
J M Smucker Co. (The)	1,292	167,404
Kellogg Co.	3,023	194,470
Kraft Heinz Co. (The)	8,045	328,075
Lamb Weston Holdings, Inc.	1,716	138,413
McCormick & Co., Inc. (Non-Voting)	2,999	264,872
Mondelez International, Inc., Class A	16,760	1,046,494

		3,831,348

Household Products (2.3%)
Clorox Co. (The)	1,478	265,907
Colgate-Palmolive Co.	9,593	780,391
Kimberly-Clark Corp.	3,989	533,648
Procter & Gamble Co. (The)	29,200	3,939,956

		5,519,902

Personal Products (0.4%)
Estee Lauder Cos., Inc. (The), Class A	2,732	868,994

Total Consumer Staples		16,387,867

Energy (2.2%)
Energy Equipment & Services (0.4%)
Baker Hughes Co.	8,595	196,568
Core Laboratories NV	556	21,656
NOV, Inc.*	4,504	69,001
Schlumberger NV	16,545	529,605
TechnipFMC plc*	4,842	43,820

		860,650

Oil, Gas & Consumable Fuels (1.8%)
APA Corp.	4,644	100,450
Cheniere Energy, Inc.*	2,825	245,041
ConocoPhillips	16,090	979,881
Devon Energy Corp.	7,539	220,063
EQT Corp.*	3,232	71,944
Hess Corp.	3,241	283,004
Marathon Oil Corp.	9,258	126,094
Marathon Petroleum Corp.	7,745	467,953
Occidental Petroleum Corp.	11,164	349,098
ONEOK, Inc.	5,299	294,836
Phillips 66	5,206	446,779
Pioneer Natural Resources Co.	2,461	399,962
Southwestern Energy Co.*	7,849	44,504
Valero Energy Corp.	4,871	380,328

		4,409,937

Total Energy		5,270,587

Financials (8.5%)
Banks (1.8%)
Bank of Hawaii Corp.	466	39,247
Cathay General Bancorp	850	33,456
CIT Group, Inc.	1,164	60,051
Citizens Financial Group, Inc.	5,008	229,717
Comerica, Inc.	1,642	117,140
First Republic Bank	2,077	388,752
Heartland Financial USA, Inc.	561	26,361
Huntington Bancshares, Inc.	17,426	248,669
International Bancshares Corp.	664	28,512
KeyCorp	11,456	236,566
M&T Bank Corp.	1,531	222,470
Old National Bancorp	1,687	29,708
People’s United Financial, Inc.	5,254	90,054
PNC Financial Services Group, Inc. (The)‡	5,005	954,754
Regions Financial Corp.	11,264	227,308
SVB Financial Group*	620	344,987
Truist Financial Corp.	15,885	881,617
Umpqua Holdings Corp.	2,583	47,656
Zions Bancorp NA	2,005	105,984

		4,313,009

Capital Markets (3.7%)
Ameriprise Financial, Inc.	1,384	344,450
Bank of New York Mellon Corp. (The)	9,843	504,257
BlackRock, Inc.‡	1,808	1,581,946
Charles Schwab Corp. (The)	17,105	1,245,415
CME Group, Inc.	4,242	902,188
FactSet Research Systems, Inc.	448	150,353
Franklin Resources, Inc.	3,551	113,596
Intercontinental Exchange, Inc.	6,644	788,643
Invesco Ltd.	4,579	122,397
Moody’s Corp.	2,002	725,465
Northern Trust Corp.	2,377	274,829
S&P Global, Inc.	2,857	1,172,656
State Street Corp.	4,221	347,304
T. Rowe Price Group, Inc.	2,688	532,143

		8,805,642

Consumer Finance (0.7%)
Ally Financial, Inc.	4,384	218,498
American Express Co.	8,118	1,341,337

		1,559,835

Diversified Financial Services (0.1%)
Equitable Holdings, Inc.‡	4,511	137,360
Voya Financial, Inc.	1,481	91,081

		228,441

Insurance (2.2%)
Allstate Corp. (The)	3,621	472,323
Arthur J Gallagher & Co.	2,303	322,604
Chubb Ltd.	5,352	850,647
Hartford Financial Services Group, Inc. (The)	4,202	260,398

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT SOCIALLY RESPONSIBLE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Lincoln National Corp.	2,130	$133,849
Loews Corp.	2,676	146,243
Marsh & McLennan Cos., Inc.	5,992	842,955
Principal Financial Group, Inc.	3,222	203,598
Progressive Corp. (The)	6,939	681,479
Prudential Financial, Inc.	4,710	482,634
Travelers Cos., Inc. (The)	2,971	444,789
Willis Towers Watson plc	1,540	354,231

		5,195,750

Thrifts & Mortgage Finance (0.0%)
New York Community Bancorp, Inc.	5,739	63,244

Total Financials		20,165,921

Health Care (10.2%)
Biotechnology (2.7%)
AbbVie, Inc.	20,926	2,357,105
Amgen, Inc.	6,839	1,667,006
Biogen, Inc.*	1,804	624,671
BioMarin Pharmaceutical, Inc.*	2,129	177,644
Gilead Sciences, Inc.	14,922	1,027,529
Vertex Pharmaceuticals, Inc.*	3,083	621,625

		6,475,580

Health Care Equipment & Supplies (2.1%)
ABIOMED, Inc.*	530	165,418
Align Technology, Inc.*	883	539,513
Becton Dickinson and Co.	3,456	840,465
Cooper Cos., Inc. (The)	579	229,440
Dentsply Sirona, Inc.	2,639	166,943
Dexcom, Inc.*	1,146	489,342
Edwards Lifesciences Corp.*	7,380	764,347
Hologic, Inc.*	3,014	201,094
IDEXX Laboratories, Inc.*	1,013	639,760
Insulet Corp.*	779	213,843
ResMed, Inc.	1,733	427,219
West Pharmaceutical Services, Inc.	887	318,522

		4,995,906

Health Care Providers & Services (1.7%)
AmerisourceBergen Corp.	1,796	205,624
Cardinal Health, Inc.	3,441	196,447
Centene Corp.*	6,893	502,707
Cigna Corp.	4,149	983,603
DaVita, Inc.*	838	100,920
HCA Healthcare, Inc.	3,243	670,458
Henry Schein, Inc.*	1,737	128,868
Humana, Inc.	1,519	672,492
Laboratory Corp. of America Holdings*	1,166	321,641
MEDNAX, Inc.*	946	28,522
Patterson Cos., Inc.	1,019	30,967
Quest Diagnostics, Inc.	1,580	208,513
Select Medical Holdings Corp.	1,227	51,853

		4,102,615

Health Care Technology (0.3%)
Cerner Corp.	3,658	285,909
Teladoc Health, Inc.(x)*	1,595	265,233

		551,142

Life Sciences Tools & Services (1.2%)
Agilent Technologies, Inc.	3,615	534,333
Bio-Techne Corp.	453	203,968
Illumina, Inc.*	1,736	821,492
IQVIA Holdings, Inc.*	2,277	551,763
Mettler-Toledo International, Inc.*	280	387,895
Waters Corp.*	728	251,604

		2,751,055

Pharmaceuticals (2.2%)
Bristol-Myers Squibb Co.	26,525	1,772,400
Jazz Pharmaceuticals plc*	741	131,631
Merck & Co., Inc.	29,989	2,332,245
Zoetis, Inc.	5,613	1,046,039

		5,282,315

Total Health Care		24,158,613

Industrials (9.0%)
Aerospace & Defense (0.0%)
Spirit AeroSystems Holdings, Inc., Class A	1,233	58,185

Air Freight & Logistics (0.9%)
CH Robinson Worldwide, Inc.	1,595	149,403
Echo Global Logistics, Inc.*	316	9,714
Expeditors International of Washington, Inc.	1,985	251,301
United Parcel Service, Inc., Class B	8,537	1,775,440

		2,185,858

Airlines (0.1%)
Delta Air Lines, Inc.*	1,870	80,896
Southwest Airlines Co.*	1,811	96,146

		177,042

Building Products (0.9%)
A O Smith Corp.	1,588	114,431
Allegion plc	1,070	149,051
Builders FirstSource, Inc.*	2,298	98,033
Fortune Brands Home & Security, Inc.	1,629	162,265
Johnson Controls International plc	8,597	590,012
Lennox International, Inc.	404	141,723
Masco Corp.	3,069	180,795
Owens Corning	1,269	124,235
Trane Technologies plc	2,816	518,538

		2,079,083

Commercial Services & Supplies (0.2%)
ACCO Brands Corp.	1,073	9,260
Copart, Inc.*	2,546	335,639
Deluxe Corp.	487	23,264
HNI Corp.	507	22,293
Interface, Inc.	734	11,230
Knoll, Inc.	630	16,374
Steelcase, Inc., Class A	888	13,418
Tetra Tech, Inc.	674	82,255

		513,733

Construction & Engineering (0.1%)
EMCOR Group, Inc.	637	78,472
Granite Construction, Inc.	585	24,295

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT SOCIALLY RESPONSIBLE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Quanta Services, Inc.	1,628	$147,448

		250,215

Electrical Equipment (0.5%)
Acuity Brands, Inc.	430	80,423
Eaton Corp. plc	4,694	695,557
Rockwell Automation, Inc.	1,387	396,710
Sensata Technologies Holding plc*	1,845	106,954

		1,279,644

Industrial Conglomerates (0.8%)
3M Co.	6,845	1,359,623
Roper Technologies, Inc.	1,246	585,869

		1,945,492

Machinery (3.0%)
AGCO Corp.	742	96,742
Caterpillar, Inc.	6,443	1,402,190
Cummins, Inc.	1,736	423,254
Deere & Co.	3,532	1,245,772
Dover Corp.	1,690	254,514
Flowserve Corp.	1,486	59,916
Fortive Corp.	3,785	263,966
Graco, Inc.	1,965	148,750
IDEX Corp.	888	195,404
Illinois Tool Works, Inc.	3,765	841,703
Lincoln Electric Holdings, Inc.	655	86,270
Meritor, Inc.*	833	19,509
Middleby Corp. (The)*	656	113,659
PACCAR, Inc.	4,139	369,406
Parker-Hannifin Corp.	1,533	470,800
Snap-on, Inc.	639	142,772
Stanley Black & Decker, Inc.	1,912	391,941
Tennant Co.	198	15,810
Timken Co. (The)	853	68,743
Westinghouse Air Brake Technologies Corp.	2,166	178,262
Xylem, Inc.	2,175	260,913

		7,050,296

Professional Services (0.5%)
ASGN, Inc.*	608	58,933
Exponent, Inc.	596	53,169
Heidrick & Struggles International, Inc.	257	11,449
ICF International, Inc.	214	18,802
IHS Markit Ltd.	4,442	500,436
Kelly Services, Inc., Class A*	381	9,133
ManpowerGroup, Inc.	638	75,865
Resources Connection, Inc.	361	5,184
Robert Half International, Inc.	1,337	118,953
TransUnion	2,298	252,343
TrueBlue, Inc.*	492	13,830

		1,118,097

Road & Rail (1.6%)
AMERCO	116	68,371
ArcBest Corp.	298	17,341
Avis Budget Group, Inc.*	652	50,784
CSX Corp.	27,198	872,512
Kansas City Southern	1,071	303,489
Norfolk Southern Corp.	2,979	790,656
Ryder System, Inc.	609	45,267
Union Pacific Corp.	7,930	1,744,045

		3,892,465

Trading Companies & Distributors (0.4%)
Air Lease Corp.	1,276	53,260
Applied Industrial Technologies, Inc.	442	40,249
Fastenal Co.	6,865	356,980
H&E Equipment Services, Inc.	391	13,009
United Rentals, Inc.*	846	269,882
WW Grainger, Inc.	536	234,768

		968,148

Total Industrials		21,518,258

Information Technology (33.0%)
Communications Equipment (1.4%)
Cisco Systems, Inc.	50,009	2,650,477
CommScope Holding Co., Inc.*	2,330	49,652
F5 Networks, Inc.*	722	134,768
Motorola Solutions, Inc.	2,021	438,254
Plantronics, Inc.*	435	18,153

		3,291,304

Electronic Equipment, Instruments & Components (0.9%)
Cognex Corp.	2,135	179,447
Corning, Inc.	9,117	372,885
Flex Ltd.*	5,877	105,022
Itron, Inc.*	490	48,990
Keysight Technologies, Inc.*	2,223	343,253
TE Connectivity Ltd.	3,931	531,511
Trimble, Inc.*	2,934	240,089
Zebra Technologies Corp., Class A*	628	332,520

		2,153,717

IT Services (7.6%)
Accenture plc, Class A	7,509	2,213,578
Automatic Data Processing, Inc.	5,082	1,009,387
Cognizant Technology Solutions Corp., Class A	6,270	434,260
International Business Machines Corp.	10,610	1,555,320
Mastercard, Inc., Class A	10,496	3,831,985
Okta, Inc.*	1,451	355,031
PayPal Holdings, Inc.*	13,183	3,842,581
Visa, Inc., Class A	20,097	4,699,080
Western Union Co. (The)	5,018	115,263

		18,056,485

Semiconductors & Semiconductor Equipment (6.9%)
Advanced Micro Devices, Inc.*	14,399	1,352,498
Analog Devices, Inc.	4,375	753,200
Applied Materials, Inc.	10,868	1,547,603
Intel Corp.	48,154	2,703,366
Lam Research Corp.	1,689	1,099,032
Microchip Technology, Inc.	3,175	475,425
NVIDIA Corp.	7,335	5,868,734
ON Semiconductor Corp.*	4,823	184,624
Skyworks Solutions, Inc.	1,948	373,529
Texas Instruments, Inc.	10,888	2,093,762

		16,451,773

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT SOCIALLY RESPONSIBLE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Software (15.8%)
Adobe, Inc.*	5,672	$3,321,750
ANSYS, Inc.*	1,028	356,778
Autodesk, Inc.*	2,593	756,897
Cadence Design Systems, Inc.*	3,325	454,926
Citrix Systems, Inc.	1,450	170,042
Fortinet, Inc.*	1,650	393,013
Intuit, Inc.	3,245	1,590,602
Microsoft Corp.	84,899	22,999,139
NortonLifeLock, Inc.	6,861	186,756
Oracle Corp.	22,649	1,762,998
Paycom Software, Inc.*	604	219,536
salesforce.com, Inc.*	10,884	2,658,635
ServiceNow, Inc.*	2,324	1,277,154
Slack Technologies, Inc., Class A*	5,617	248,833
Splunk, Inc.*	1,939	280,341
Teradata Corp.*	1,249	62,413
VMware, Inc., Class A (x)*	997	159,490
Workday, Inc., Class A*	2,141	511,142

		37,410,445

Technology Hardware, Storage & Peripherals (0.4%)
Dell Technologies, Inc., Class C*	3,109	309,874
Hewlett Packard Enterprise Co.	15,514	226,194
HP, Inc.	14,698	443,733
Xerox Holdings Corp.	2,041	47,943

		1,027,744

Total Information Technology		78,391,468

Materials (3.1%)
Chemicals (2.3%)
Air Products and Chemicals, Inc.	2,615	752,283
Albemarle Corp.	1,392	234,496
Axalta Coating Systems Ltd.*	2,416	73,664
Ecolab, Inc.	3,045	627,179
HB Fuller Co.	606	38,548
International Flavors & Fragrances, Inc.	2,933	438,190
Linde plc	6,196	1,791,263
Minerals Technologies, Inc.	394	30,996
Mosaic Co. (The)	4,246	135,490
PPG Industries, Inc.	2,792	473,998
Sherwin-Williams Co. (The)	3,037	827,431

		5,423,538

Containers & Packaging (0.4%)
Amcor plc	18,903	216,628
Avery Dennison Corp.	978	205,615
Ball Corp.	3,836	310,793
Sealed Air Corp.	1,820	107,835
Sonoco Products Co.	1,176	78,674

		919,545

Metals & Mining (0.4%)
Compass Minerals International, Inc.	398	23,586
Newmont Corp.	9,535	604,328
Nucor Corp.	3,541	339,688
Schnitzer Steel Industries, Inc., Class A	317	15,549

		983,151

Paper & Forest Products (0.0%)
Domtar Corp.*	678	37,263

Total Materials		7,363,497

Real Estate (3.1%)
Equity Real Estate Investment Trusts (REITs) (2.9%)
American Tower Corp. (REIT)	5,266	1,422,557
AvalonBay Communities, Inc. (REIT)	1,670	348,512
Boston Properties, Inc. (REIT)	1,734	198,699
Corporate Office Properties Trust (REIT)	1,259	35,239
Digital Realty Trust, Inc. (REIT)	3,332	501,333
Duke Realty Corp. (REIT)	4,362	206,541
Equinix, Inc. (REIT)	1,053	845,138
Equity Residential (REIT)	4,174	321,398
Federal Realty Investment Trust (REIT)	822	96,314
Healthpeak Properties, Inc. (REIT)	6,434	214,188
Host Hotels & Resorts, Inc. (REIT)*	8,503	145,316
Iron Mountain, Inc. (REIT)	3,380	143,042
Macerich Co. (The) (REIT)	1,734	31,645
PotlatchDeltic Corp. (REIT)	854	45,390
Prologis, Inc. (REIT)	8,775	1,048,876
SBA Communications Corp. (REIT)	1,303	415,266
Simon Property Group, Inc. (REIT)	3,904	509,394
UDR, Inc. (REIT)	3,454	169,177
Weyerhaeuser Co. (REIT)	8,784	302,345

		7,000,370

Real Estate Management & Development (0.2%)
CBRE Group, Inc., Class A*	4,015	344,206
Jones Lang LaSalle, Inc.*	602	117,667
Realogy Holdings Corp.*	1,355	24,688

		486,561

Total Real Estate		7,486,931

Utilities (1.6%)
Electric Utilities (0.5%)
Alliant Energy Corp.	2,929	163,321
Eversource Energy	4,105	329,385
FirstEnergy Corp.	6,363	236,767
OGE Energy Corp.	2,490	83,789
PPL Corp.	9,016	252,178

		1,065,440

Gas Utilities (0.1%)
Atmos Energy Corp.	1,551	149,067
New Jersey Resources Corp.	1,231	48,711
Northwest Natural Holding Co.	324	17,016
UGI Corp.	2,459	113,876

		328,670

Independent Power and Renewable Electricity Producers (0.1%)
AES Corp. (The)	7,790	203,085
Ormat Technologies, Inc.	518	36,017

		239,102

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT SOCIALLY RESPONSIBLE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Multi-Utilities (0.7%)
Avista Corp.	736	$31,405
CenterPoint Energy, Inc.	6,574	161,194
CMS Energy Corp.	3,358	198,391
Consolidated Edison, Inc.	4,037	289,534
MDU Resources Group, Inc.	2,355	73,806
NiSource, Inc.	4,620	113,190
Sempra Energy	3,740	495,475
WEC Energy Group, Inc.	3,789	337,031

		1,700,026

Water Utilities (0.2%)
American Water Works Co., Inc.	2,170	334,462
Essential Utilities, Inc.	2,733	124,898

		459,360

Total Utilities		3,792,598

Total Common Stocks (99.5%)
(Cost $109,823,618)		236,776,543

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Repurchase Agreements (0.1%)
Citigroup Global Markets, Inc., 0.07%, dated 6/30/21, due 7/1/21, repurchase price $124,954, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-5.000%, maturing 4/30/22-2/15/42; total market value $127,453. (xx)	$124,954	124,954
HSBC Bank plc, 0.10%, dated 6/30/21, due 7/1/21, repurchase price $10,946, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-6.125%, maturing 7/15/21-2/15/50; total market value $11,169. (xx)	10,946	10,946
HSBC Bank plc, 0.10%, dated 6/30/21, due 7/1/21, repurchase price $12,150, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-6.125%, maturing 7/15/21-2/15/50; total market value $12,398. (xx)	12,150	12,150

Total Repurchase Agreements		148,050

Total Short-Term Investments (0.1%) (Cost $148,050)		148,050

Total Investments in Securities (99.6%) (Cost $109,971,668)		236,924,593
Other Assets Less Liabilities (0.4%)		846,151

Net Assets (100%)		$237,770,744

*	Non-income producing.
‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.
(x)	All or a portion of security is on loan at June 30, 2021.
(xx)

At June 30, 2021, the Portfolio had loaned securities with a total value of $378,980. This was collateralized by $245,975 of various U.S. Government Treasury Securities, ranging from 0.000% - 6.875%, maturing 7/15/21 - 11/15/50 and by cash of $148,050 which was subsequently invested in joint repurchase agreements as detailed in the Notes to the Financial Statements.

Investments in companies which were affiliates for the six months ended June 30, 2021, were as follows:

Security Description	Shares at June 30, 2021	Market Value December 31, 2020 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value June 30, 2021 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
COMMON STOCKS:
Financials
Banks
PNC Financial Services Group, Inc. (The)	5,005	710,581	38,456	—	—	205,717	954,754	11,199	—
Capital Markets
BlackRock, Inc.	1,808	1,237,441	68,573	—	—	275,932	1,581,946	14,810	—
Diversified Financial Services
Equitable Holdings, Inc.	4,511	120,990	—	(6,948)	1,529	21,789	137,360	1,655	—

Total		2,069,012	107,029	(6,948)	1,529	503,438	2,674,060	27,664	—

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT SOCIALLY RESPONSIBLE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2021:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$25,280,624	$—	$—	$25,280,624
Consumer Discretionary	26,960,179	—	—	26,960,179
Consumer Staples	16,387,867	—	—	16,387,867
Energy	5,270,587	—	—	5,270,587
Financials	20,165,921	—	—	20,165,921
Health Care	24,158,613	—	—	24,158,613
Industrials	21,458,342	59,916	—	21,518,258
Information Technology	78,391,468	—	—	78,391,468
Materials	7,363,497	—	—	7,363,497
Real Estate	7,486,931	—	—	7,486,931
Utilities	3,792,598	—	—	3,792,598
Short-Term Investments
Repurchase Agreements	—	148,050	—	148,050

Total Assets	$236,716,627	$207,966	$—	$236,924,593

Total Liabilities	$—	$—	$—	$—

Total	$236,716,627	$207,966	$—	$236,924,593

The Portfolio held no derivatives contracts during the six months ended June 30, 2021.

Investment security transactions for the six months ended June 30, 2021 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities (affiliated 27%)*	$16,551,768
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities (affiliated 28%)*	$11,862,451

*	During the six months ended June 30, 2021, the Portfolio engaged in purchases and sales of securities pursuant to Rule 17a-7 of the 1940 Act (amount is percentage of total Purchases and/or Sales).

As of June 30, 2021, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$130,602,654
Aggregate gross unrealized depreciation	(3,554,843)

Net unrealized appreciation	$127,047,811

Federal income tax cost of investments in securities and derivative instruments, if applicable	$109,876,782

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT SOCIALLY RESPONSIBLE PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2021 (Unaudited)

ASSETS
Investments in Securities, at value (x)
Affiliated Issuers (Cost $991,817)	$2,674,060
Unaffiliated Issuers (Cost $108,831,801)	234,102,483
Repurchase Agreements (Cost $148,050)	148,050
Cash	978,671
Dividends, interest and other receivables	153,369
Receivable for Portfolio shares sold	92,230
Securities lending income receivable	372
Other assets	2,104

Total assets	238,151,339

LIABILITIES
Payable for return of collateral on securities loaned	148,050
Investment management fees payable	95,940
Distribution fees payable – Class IB	47,022
Administrative fees payable	17,627
Payable for Portfolio shares redeemed	7,195
Distribution fees payable – Class IA	948
Accrued expenses	63,813

Total liabilities	380,595

NET ASSETS	$237,770,744

Net assets were comprised of:
Paid in capital	$107,089,174
Total distributable earnings (loss)	130,681,570

Net assets	$237,770,744

Class IA
Net asset value, offering and redemption price per share, $4,690,492 / 246,493 shares outstanding (unlimited amount authorized: $0.01 par value)	$19.03

Class IB
Net asset value, offering and redemption price per share, $233,080,252 / 12,509,523 shares outstanding (unlimited amount authorized: $0.01 par value)	$18.63

(x)	Includes value of securities on loan of $378,980.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2021 (Unaudited)

INVESTMENT INCOME
Dividends ($27,664 of dividend income received from affiliates) (net of $1 foreign withholding tax)	$1,560,695
Interest	180
Securities lending (net)	2,523

Total income	1,563,398

EXPENSES
Investment management fees	542,301
Distribution fees – Class IB	265,727
Administrative fees	100,293
Professional fees	27,277
Custodian fees	20,686
Printing and mailing expenses	15,904
Distribution fees – Class IA	5,424
Trustees’ fees	2,700
Miscellaneous	1,383

Total expenses	981,695

NET INVESTMENT INCOME (LOSS)	581,703

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities ($1,529 realized gain (loss) from affiliates)	2,658,361
Net change in unrealized appreciation (depreciation) on investments in securities ($503,438 of change in unrealized appreciation (depreciation) from affiliates)	29,081,108

NET REALIZED AND UNREALIZED GAIN (LOSS)	31,739,469

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$32,321,172

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT SOCIALLY RESPONSIBLE PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31, 2020
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$581,703	$1,404,852
Net realized gain (loss)	2,658,361	5,396,635
Net change in unrealized appreciation (depreciation)	29,081,108	26,510,389

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	32,321,172	33,311,876

Distributions to shareholders:
Class IA	—	(166,631)
Class IB	—	(7,584,270)

Total distributions to shareholders	—	(7,750,901)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 13,567 and 28,127 shares, respectively ]	237,124	445,380
Capital shares issued in reinvestment of dividends and distributions [ 0 and 10,530 shares, respectively ]	—	166,631
Capital shares repurchased [ (37,872) and (35,805) shares, respectively ]	(635,184)	(510,752)

Total Class IA transactions	(398,060)	101,259

Class IB
Capital shares sold [ 992,569 and 1,378,864 shares, respectively ]	17,193,066	19,408,705
Capital shares issued in reinvestment of dividends and distributions [ 0 and 489,697 shares, respectively ]	—	7,584,270
Capital shares repurchased [ (720,919) and (2,195,384) shares, respectively ]	(12,432,748)	(30,720,598)

Total Class IB transactions	4,760,318	(3,727,623)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	4,362,258	(3,626,364)

TOTAL INCREASE (DECREASE) IN NET ASSETS	36,683,430	21,934,611
NET ASSETS:
Beginning of period	201,087,314	179,152,703

End of period	$237,770,744	$201,087,314

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT SOCIALLY RESPONSIBLE PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31,
Class IA			2020	2019	2018	2017	2016
Net asset value, beginning of period	$16.41		$14.24	$11.20	$12.14	$11.85	$11.11

Income (loss) from investment operations:
Net investment income (loss) (e)	0.05		0.12	0.12	0.12	0.13	0.13
Net realized and unrealized gain (loss)	2.57		2.69	3.26	(0.61)	2.14	0.97

Total from investment operations	2.62		2.81	3.38	(0.49)	2.27	1.10

Less distributions:
Dividends from net investment income	—		(0.11)	(0.12)	(0.12)	(0.12)	(0.13)
Distributions from net realized gains	—		(0.53)	(0.22)	(0.33)	(1.86)	(0.23)

Total dividends and distributions	—		(0.64)	(0.34)	(0.45)	(1.98)	(0.36)

Net asset value, end of period	$19.03		$16.41	$14.24	$11.20	$12.14	$11.85

Total return (b)	15.97%		19.96%	30.24%	(4.37)%	20.45%	9.96%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$4,690		$4,444	$3,816	$3,158	$3,626	$3,402
Ratio of expenses to average net assets: (a)(f)
After Waivers	0.90%		0.93%	0.94%	0.93%	0.94%	0.95%
Before Waivers	0.90%		0.93%	0.94%	0.93%	0.94%	0.95%
Ratio of net investment income (loss) to average net assets: (a)(f)
After Waivers	0.53%		0.81%	0.91%	0.98%	1.08%	1.16%
Before Waivers	0.53%		0.81%	0.91%	0.98%	1.08%	1.16%
Portfolio turnover rate^	5	%(z)	7%	12%	10%	13%	15%

	Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31,
Class IB			2020	2019	2018	2017	2016
Net asset value, beginning of period	$16.07		$13.95	$10.98	$11.91	$11.66	$10.94

Income (loss) from investment operations:
Net investment income (loss) (e)	0.05		0.12	0.12	0.12	0.13	0.13
Net realized and unrealized gain (loss)	2.51		2.64	3.19	(0.60)	2.10	0.95

Total from investment operations	2.56		2.76	3.31	(0.48)	2.23	1.08

Less distributions:
Dividends from net investment income	—		(0.11)	(0.12)	(0.12)	(0.12)	(0.13)
Distributions from net realized gains	—		(0.53)	(0.22)	(0.33)	(1.86)	(0.23)

Total dividends and distributions	—		(0.64)	(0.34)	(0.45)	(1.98)	(0.36)

Net asset value, end of period	$18.63		$16.07	$13.95	$10.98	$11.91	$11.66

Total return (b)	15.93%		20.01%	30.21%	(4.37)%	20.44%	9.94%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$233,080		$196,643	$175,337	$137,180	$146,723	$127,050
Ratio of expenses to average net assets: (a)(f)
After Waivers	0.90%		0.93%	0.94%	0.93%	0.94%	0.95%
Before Waivers	0.90%		0.93%	0.94%	0.93%	0.94%	0.95%
Ratio of net investment income (loss) to average net assets: (a)(f)
After Waivers	0.54%		0.81%	0.91%	0.98%	1.07%	1.16%
Before Waivers	0.54%		0.81%	0.91%	0.98%	1.07%	1.16%
Portfolio turnover rate^	5	%(z)	7%	12%	10%	13%	15%
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

ATM LARGE CAP MANAGED VOLATILITY PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2021	% of Net Assets
Information Technology	24.9%
Health Care	11.8
Consumer Discretionary	11.2
Financials	10.2
Communication Services	10.1
Industrials	7.7
Consumer Staples	5.3
Investment Company	3.7
Energy	2.6
Materials	2.4
Real Estate	2.3
Utilities	2.2
Repurchase Agreements	0.0 #
Cash and Other	5.6

100.0%

#	Less than 0.05%.

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2021 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/21	Ending Account Value 6/30/21	Expenses Paid During Period* 1/1/21 - 6/30/21
Class K
Actual	$1,000.00	$1,148.60	$3.08
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.93	2.89

* Expenses are equal to the Portfolio’s Class K shares annualized expense ratio of 0.58%, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

ATM LARGE CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (10.1%)
Diversified Telecommunication Services (1.1%)
AT&T, Inc.	616,058	$17,730,149
Lumen Technologies, Inc.	85,092	1,156,400
Verizon Communications, Inc.	357,285	20,018,679

		38,905,228

Entertainment (1.8%)
Activision Blizzard, Inc.	66,654	6,361,458
Electronic Arts, Inc.	24,787	3,565,114
Live Nation Entertainment, Inc.*	11,836	1,036,715
Netflix, Inc.*	38,332	20,247,346
Take-Two Interactive Software, Inc.*	10,095	1,787,017
Walt Disney Co. (The)*	156,565	27,519,430

		60,517,080

Interactive Media & Services (5.8%)
Alphabet, Inc., Class A*	25,964	63,398,635
Alphabet, Inc., Class C*	24,671	61,833,421
Facebook, Inc., Class A*	206,790	71,902,951
Twitter, Inc.*	68,448	4,709,907

		201,844,914

Media (1.2%)
Charter Communications, Inc., Class A*	12,016	8,668,943
Comcast Corp., Class A	394,749	22,508,588
Discovery, Inc., Class A (x)*	14,183	435,135
Discovery, Inc., Class C*	24,979	723,891
DISH Network Corp., Class A*	20,965	876,337
Fox Corp., Class A	28,640	1,063,403
Fox Corp., Class B	12,477	439,191
Interpublic Group of Cos., Inc. (The)	33,607	1,091,892
News Corp., Class A	34,110	879,015
News Corp., Class B	9,907	241,235
Omnicom Group, Inc.	18,377	1,469,976
ViacomCBS, Inc.	51,727	2,338,060

		40,735,666

Wireless Telecommunication Services (0.2%)
T-Mobile US, Inc.*	50,690	7,341,432

Total Communication Services		349,344,320

Consumer Discretionary (11.2%)
Auto Components (0.1%)
Aptiv plc*	23,128	3,638,728
BorgWarner, Inc.	21,440	1,040,698

		4,679,426

Automobiles (1.7%)
Ford Motor Co.*	336,323	4,997,760
General Motors Co.*	110,203	6,520,712
Tesla, Inc.*	66,345	45,094,696

		56,613,168

Distributors (0.1%)
Genuine Parts Co.	12,374	1,564,940
LKQ Corp.*	23,143	1,139,098
Pool Corp.	3,573	1,638,792

		4,342,830

Hotels, Restaurants & Leisure (1.8%)
Booking Holdings, Inc.*	3,638	7,960,272
Caesars Entertainment, Inc.*	17,562	1,822,058
Carnival Corp.*	68,056	1,793,956
Chipotle Mexican Grill, Inc.*	2,510	3,891,353
Darden Restaurants, Inc.	10,809	1,578,006
Domino’s Pizza, Inc.	3,356	1,565,541
Expedia Group, Inc.*	12,292	2,012,323
Hilton Worldwide Holdings, Inc.*	24,202	2,919,245
Las Vegas Sands Corp.*	28,180	1,484,804
Marriott International, Inc., Class A*	23,233	3,171,769
McDonald’s Corp.	64,415	14,879,221
MGM Resorts International	34,871	1,487,248
Norwegian Cruise Line Holdings Ltd. (x)*	31,730	933,179
Penn National Gaming, Inc.*	12,916	987,945
Royal Caribbean Cruises Ltd.*	18,353	1,565,144
Starbucks Corp.	101,341	11,330,937
Wynn Resorts Ltd.*	9,317	1,139,469
Yum! Brands, Inc.	25,687	2,954,776

		63,477,246

Household Durables (0.4%)
DR Horton, Inc.	27,764	2,509,033
Garmin Ltd.	12,917	1,868,315
Leggett & Platt, Inc.	11,971	620,217
Lennar Corp., Class A	24,073	2,391,652
Mohawk Industries, Inc.*	5,014	963,641
Newell Brands, Inc.	33,229	912,801
NVR, Inc.*	329	1,636,216
PulteGroup, Inc.	23,153	1,263,459
Whirlpool Corp.	5,304	1,156,378

		13,321,712

Internet & Direct Marketing Retail (3.9%)
Amazon.com, Inc.*	36,951	127,117,352
eBay, Inc.	55,980	3,930,356
Etsy, Inc.*	11,157	2,296,557

		133,344,265

Leisure Products (0.0%)
Hasbro, Inc.	10,854	1,025,920

Multiline Retail (0.5%)
Dollar General Corp.	20,617	4,461,313
Dollar Tree, Inc.*	19,747	1,964,826
Target Corp.	42,794	10,345,022

		16,771,161

Specialty Retail (2.0%)
Advance Auto Parts, Inc.	5,472	1,122,526
AutoZone, Inc.*	1,880	2,805,374
Best Buy Co., Inc.	18,942	2,177,951
CarMax, Inc.*	14,193	1,833,026

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM LARGE CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Gap, Inc. (The)	17,789	$598,600
Home Depot, Inc. (The)	91,944	29,320,022
L Brands, Inc.	19,790	1,426,067
Lowe’s Cos., Inc.	61,570	11,942,733
O’Reilly Automotive, Inc.*	6,043	3,421,607
Ross Stores, Inc.	30,605	3,795,020
TJX Cos., Inc. (The)	104,323	7,033,457
Tractor Supply Co.	9,779	1,819,481
Ulta Beauty, Inc.*	4,676	1,616,820

		68,912,684

Textiles, Apparel & Luxury Goods (0.7%)
Hanesbrands, Inc.	31,922	595,984
NIKE, Inc., Class B	109,878	16,975,052
PVH Corp.*	6,386	687,070
Ralph Lauren Corp.	4,299	506,465
Tapestry, Inc.*	23,820	1,035,693
Under Armour, Inc., Class A*	14,804	313,104
Under Armour, Inc., Class C*	15,973	296,619
VF Corp.	27,644	2,267,914

		22,677,901

Total Consumer Discretionary		385,166,313

Consumer Staples (5.3%)
Beverages (1.3%)
Brown-Forman Corp., Class B	15,635	1,171,687
Coca-Cola Co. (The)	334,968	18,125,118
Constellation Brands, Inc., Class A	14,531	3,398,656
Molson Coors Beverage Co., Class B*	16,105	864,677
Monster Beverage Corp.*	32,221	2,943,388
PepsiCo, Inc.	119,157	17,655,493

		44,159,019

Food & Staples Retailing (1.2%)
Costco Wholesale Corp.	38,086	15,069,488
Kroger Co. (The)	65,579	2,512,331
Sysco Corp.	43,786	3,404,362
Walgreens Boots Alliance, Inc.	61,430	3,231,832
Walmart, Inc.	118,604	16,725,536

		40,943,549

Food Products (0.8%)
Archer-Daniels-Midland Co.	48,680	2,950,008
Campbell Soup Co.	17,658	805,028
Conagra Brands, Inc.	40,742	1,482,194
General Mills, Inc.	52,452	3,195,900
Hershey Co. (The)	12,494	2,176,205
Hormel Foods Corp.	24,066	1,149,152
J M Smucker Co. (The)	9,197	1,191,655
Kellogg Co.	21,854	1,405,868
Kraft Heinz Co. (The)	56,725	2,313,246
Lamb Weston Holdings, Inc.	12,315	993,328
McCormick & Co., Inc. (Non-Voting)	20,970	1,852,070
Mondelez International, Inc., Class A	121,470	7,584,587
Tyson Foods, Inc., Class A	25,265	1,863,546

		28,962,787

Household Products (1.2%)
Church & Dwight Co., Inc.	20,905	1,781,524
Clorox Co. (The)	10,833	1,948,965
Colgate-Palmolive Co.	72,957	5,935,052
Kimberly-Clark Corp.	29,213	3,908,115
Procter & Gamble Co. (The)	211,280	28,508,011

		42,081,667

Personal Products (0.2%)
Estee Lauder Cos., Inc. (The), Class A	20,027	6,370,188

Tobacco (0.6%)
Altria Group, Inc.	159,928	7,625,367
Philip Morris International, Inc.	134,618	13,341,990

		20,967,357

Total Consumer Staples		183,484,567

Energy (2.6%)
Energy Equipment & Services (0.2%)
Baker Hughes Co.	61,253	1,400,856
Halliburton Co.	76,065	1,758,623
NOV, Inc.*	34,901	534,683
Schlumberger NV	119,875	3,837,199

		7,531,361

Oil, Gas & Consumable Fuels (2.4%)
APA Corp.	32,184	696,140
Cabot Oil & Gas Corp.	34,589	603,924
Chevron Corp.#	166,768	17,467,280
ConocoPhillips	116,531	7,096,738
Devon Energy Corp.	51,064	1,490,558
Diamondback Energy, Inc.	15,690	1,473,134
EOG Resources, Inc.	50,159	4,185,267
Exxon Mobil Corp.	365,353	23,046,467
Hess Corp.	23,934	2,089,917
Kinder Morgan, Inc.	166,113	3,028,240
Marathon Oil Corp.	67,893	924,703
Marathon Petroleum Corp.	56,849	3,434,817
Occidental Petroleum Corp.	70,691	2,210,508
ONEOK, Inc.	38,243	2,127,840
Phillips 66	38,050	3,265,451
Pioneer Natural Resources Co.	19,307	3,137,774
Valero Energy Corp.	35,586	2,778,555
Williams Cos., Inc. (The)	106,068	2,816,105

		81,873,418

Total Energy		89,404,779

Financials (10.2%)
Banks (3.9%)
Bank of America Corp.	651,317	26,853,800
Citigroup, Inc.	178,661	12,640,266
Citizens Financial Group, Inc.	36,633	1,680,356
Comerica, Inc.	11,938	851,657
Fifth Third Bancorp	60,726	2,321,555
First Republic Bank	15,299	2,863,514

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM LARGE CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Huntington Bancshares, Inc.	115,419	$1,647,029
JPMorgan Chase & Co.	261,488	40,671,844
KeyCorp	84,192	1,738,565
M&T Bank Corp.	10,816	1,571,673
People’s United Financial, Inc.	36,200	620,468
PNC Financial Services Group, Inc. (The) ‡	36,527	6,967,890
Regions Financial Corp.	84,154	1,698,228
SVB Financial Group*	4,736	2,635,252
Truist Financial Corp.	115,913	6,433,171
US Bancorp	116,433	6,633,188
Wells Fargo & Co.	355,798	16,114,091
Zions Bancorp NA	14,408	761,607

		134,704,154

Capital Markets (2.7%)
Ameriprise Financial, Inc.	9,925	2,470,134
Bank of New York Mellon Corp. (The)	69,644	3,567,862
BlackRock, Inc.‡	12,265	10,731,507
Cboe Global Markets, Inc.	9,011	1,072,760
Charles Schwab Corp. (The)	129,725	9,445,277
CME Group, Inc.	30,859	6,563,092
Franklin Resources, Inc.	23,801	761,394
Goldman Sachs Group, Inc. (The)	29,387	11,153,248
Intercontinental Exchange, Inc.	48,278	5,730,599
Invesco Ltd.	31,886	852,313
MarketAxess Holdings, Inc.	3,172	1,470,507
Moody’s Corp.	13,843	5,016,288
Morgan Stanley	128,456	11,778,131
MSCI, Inc.	7,149	3,810,989
Nasdaq, Inc.	9,692	1,703,854
Northern Trust Corp.	18,175	2,101,393
Raymond James Financial, Inc.	10,362	1,346,024
S&P Global, Inc.	20,744	8,514,375
State Street Corp.	30,041	2,471,773
T. Rowe Price Group, Inc.	19,605	3,881,202

		94,442,722

Consumer Finance (0.6%)
American Express Co.	56,157	9,278,821
Capital One Financial Corp.	39,040	6,039,098
Discover Financial Services	26,240	3,103,929
Synchrony Financial	45,961	2,230,028

		20,651,876

Diversified Financial Services (1.3%)
Berkshire Hathaway, Inc., Class B*	163,683	45,490,779

Insurance (1.7%)
Aflac, Inc.	54,419	2,920,124
Allstate Corp. (The)	25,504	3,326,742
American International Group, Inc.	74,145	3,529,302
Aon plc, Class A	19,408	4,633,854
Arthur J Gallagher & Co.	17,669	2,475,074
Assurant, Inc.	5,126	800,579
Chubb Ltd.	38,639	6,141,283
Cincinnati Financial Corp.	12,928	1,507,663
Everest Re Group Ltd.	3,552	895,140
Globe Life, Inc.	7,930	755,332
Hartford Financial Services Group, Inc. (The)	30,219	1,872,671
Lincoln National Corp.	15,464	971,758
Loews Corp.	19,067	1,042,012
Marsh & McLennan Cos., Inc.	43,752	6,155,031
MetLife, Inc.	64,534	3,862,360
Principal Financial Group, Inc.	21,839	1,380,006
Progressive Corp. (The)	50,395	4,949,293
Prudential Financial, Inc.	33,957	3,479,574
Travelers Cos., Inc. (The)	21,692	3,247,509
Unum Group	17,566	498,874
W R Berkley Corp.	12,166	905,515
Willis Towers Watson plc	10,974	2,524,239

		57,873,935

Total Financials		353,163,466

Health Care (11.8%)
Biotechnology (1.6%)
AbbVie, Inc.	152,524	17,180,304
Alexion Pharmaceuticals, Inc.*	19,127	3,513,821
Amgen, Inc.	49,437	12,050,269
Biogen, Inc.*	13,019	4,508,089
Gilead Sciences, Inc.	108,169	7,448,517
Incyte Corp.*	15,994	1,345,575
Regeneron Pharmaceuticals, Inc.*	9,048	5,053,670
Vertex Pharmaceuticals, Inc.*	22,359	4,508,245

		55,608,490

Health Care Equipment & Supplies (3.3%)
Abbott Laboratories	153,089	17,747,608
ABIOMED, Inc.*	3,857	1,203,808
Align Technology, Inc.*	6,196	3,785,756
Baxter International, Inc.	42,918	3,454,899
Becton Dickinson and Co.	25,006	6,081,209
Boston Scientific Corp.*	123,266	5,270,854
Cooper Cos., Inc. (The)	4,306	1,706,339
Danaher Corp.	54,781	14,701,029
Dentsply Sirona, Inc.	18,655	1,180,115
Dexcom, Inc.*	8,419	3,594,913
Edwards Lifesciences Corp.*	53,711	5,562,848
Hologic, Inc.*	21,407	1,428,275
IDEXX Laboratories, Inc.*	7,364	4,650,734
Intuitive Surgical, Inc.*	10,260	9,435,506
Medtronic plc	116,003	14,399,452
ResMed, Inc.	12,678	3,125,381
STERIS plc	8,148	1,680,933
Stryker Corp.	28,190	7,321,789
Teleflex, Inc.	3,898	1,566,178
West Pharmaceutical Services, Inc.	6,254	2,245,812
Zimmer Biomet Holdings, Inc.	17,854	2,871,280

		113,014,718

Health Care Providers & Services (2.4%)
AmerisourceBergen Corp.	12,798	1,465,243
Anthem, Inc.	21,087	8,051,017
Cardinal Health, Inc.	25,402	1,450,200
Centene Corp.*	49,810	3,632,643
Cigna Corp.	29,746	7,051,884
CVS Health Corp.	113,617	9,480,202

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM LARGE CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
DaVita, Inc.*	5,874	$707,406
HCA Healthcare, Inc.	22,776	4,708,710
Henry Schein, Inc.*	11,850	879,152
Humana, Inc.	11,099	4,913,749
Laboratory Corp. of America Holdings*	8,261	2,278,797
McKesson Corp.	13,625	2,605,645
Quest Diagnostics, Inc.	11,040	1,456,949
UnitedHealth Group, Inc.	81,354	32,577,396
Universal Health Services, Inc., Class B	6,690	979,617

		82,238,610

Health Care Technology (0.1%)
Cerner Corp.	25,960	2,029,034

Life Sciences Tools & Services (1.1%)
Agilent Technologies, Inc.	26,189	3,870,996
Bio-Rad Laboratories, Inc., Class A*	1,903	1,226,084
Charles River Laboratories International, Inc.*	4,365	1,614,701
Illumina, Inc.*	12,533	5,930,741
IQVIA Holdings, Inc.*	16,499	3,998,037
Mettler-Toledo International, Inc.*	2,044	2,831,635
PerkinElmer, Inc.	9,727	1,501,946
Thermo Fisher Scientific, Inc.	33,956	17,129,783
Waters Corp.*	5,252	1,815,144

		39,919,067

Pharmaceuticals (3.3%)
Bristol-Myers Squibb Co.	191,861	12,820,152
Catalent, Inc.*	14,929	1,614,123
Eli Lilly and Co.	68,783	15,787,074
Johnson & Johnson	226,860	37,372,916
Merck & Co., Inc.	219,058	17,036,141
Organon & Co.*	21,818	660,213
Perrigo Co. plc	11,036	506,001
Pfizer, Inc.	481,893	18,870,930
Viatris, Inc.	104,774	1,497,220
Zoetis, Inc.	40,928	7,627,342

		113,792,112

Total Health Care		406,602,031

Industrials (7.7%)
Aerospace & Defense (1.5%)
Boeing Co. (The)*	47,539	11,388,443
General Dynamics Corp.	19,654	3,700,062
Howmet Aerospace, Inc.*	32,611	1,124,101
Huntington Ingalls Industries, Inc.	3,418	720,343
L3Harris Technologies, Inc.	17,649	3,814,831
Lockheed Martin Corp.	21,020	7,952,917
Northrop Grumman Corp.	13,016	4,730,405
Raytheon Technologies Corp.	130,788	11,157,524
Teledyne Technologies, Inc.*	4,091	1,713,434
Textron, Inc.	18,828	1,294,802
TransDigm Group, Inc.*	4,757	3,079,159

		50,676,021

Air Freight & Logistics (0.6%)
CH Robinson Worldwide, Inc.	11,311	1,059,501
Expeditors International of Washington, Inc.	14,566	1,844,056
FedEx Corp.	21,009	6,267,615
United Parcel Service, Inc., Class B	62,277	12,951,748

		22,122,920

Airlines (0.2%)
Alaska Air Group, Inc.*	10,673	643,689
American Airlines Group, Inc.*	55,859	1,184,769
Delta Air Lines, Inc.*	55,807	2,414,211
Southwest Airlines Co.*	50,499	2,680,992
United Airlines Holdings, Inc.*	27,900	1,458,891

		8,382,552

Building Products (0.4%)
A O Smith Corp.	11,789	849,515
Allegion plc	7,714	1,074,560
Carrier Global Corp.	70,305	3,416,823
Fortune Brands Home & Security, Inc.	11,908	1,186,156
Johnson Controls International plc	61,913	4,249,089
Masco Corp.	21,645	1,275,107
Trane Technologies plc	20,611	3,795,310

		15,846,560

Commercial Services & Supplies (0.4%)
Cintas Corp.	7,511	2,869,202
Copart, Inc.*	18,196	2,398,779
Republic Services, Inc.	17,811	1,959,388
Rollins, Inc.	19,025	650,655
Waste Management, Inc.	33,430	4,683,877

		12,561,901

Construction & Engineering (0.0%)
Quanta Services, Inc.	11,926	1,080,138

Electrical Equipment (0.5%)
AMETEK, Inc.	20,119	2,685,886
Eaton Corp. plc	34,263	5,077,091
Emerson Electric Co.	51,584	4,964,444
Generac Holdings, Inc.*	5,365	2,227,280
Rockwell Automation, Inc.	10,181	2,911,970

		17,866,671

Industrial Conglomerates (1.1%)
3M Co.	49,825	9,896,740
General Electric Co.#	754,726	10,158,612
Honeywell International, Inc.	59,834	13,124,588
Roper Technologies, Inc.	9,087	4,272,707

		37,452,647

Machinery (1.5%)
Caterpillar, Inc.	47,268	10,286,935
Cummins, Inc.	12,656	3,085,659
Deere & Co.	26,953	9,506,593
Dover Corp.	12,602	1,897,861
Fortive Corp.	28,566	1,992,193
IDEX Corp.	6,640	1,461,132
Illinois Tool Works, Inc.	24,759	5,535,122

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM LARGE CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Ingersoll Rand, Inc.*	32,474	$1,585,056
Otis Worldwide Corp.	34,240	2,799,805
PACCAR, Inc.	29,371	2,621,362
Parker-Hannifin Corp.	11,039	3,390,187
Pentair plc	14,731	994,195
Snap-on, Inc.	4,869	1,087,881
Stanley Black & Decker, Inc.	14,091	2,888,514
Westinghouse Air Brake Technologies Corp.#	15,390	1,266,597
Xylem, Inc.	15,139	1,816,074

		52,215,166

Professional Services (0.4%)
Equifax, Inc.	10,699	2,562,517
IHS Markit Ltd.	32,450	3,655,817
Jacobs Engineering Group, Inc.	11,493	1,533,396
Leidos Holdings, Inc. (x)	10,965	1,108,562
Nielsen Holdings plc	31,241	770,715
Robert Half International, Inc.	9,866	877,778
Verisk Analytics, Inc.	13,794	2,410,088

		12,918,873

Road & Rail (0.9%)
CSX Corp.	196,485	6,303,239
JB Hunt Transport Services, Inc.	7,122	1,160,530
Kansas City Southern	7,701	2,182,232
Norfolk Southern Corp.	21,726	5,766,298
Old Dominion Freight Line, Inc.	8,182	2,076,592
Union Pacific Corp.	57,350	12,612,985

		30,101,876

Trading Companies & Distributors (0.2%)
Fastenal Co.	49,607	2,579,564
United Rentals, Inc.*	6,108	1,948,513
WW Grainger, Inc.	3,755	1,644,690

		6,172,767

Total Industrials		267,398,092

Information Technology (24.9%)
Communications Equipment (0.7%)
Arista Networks, Inc.*	4,655	1,686,553
Cisco Systems, Inc.	363,375	19,258,875
F5 Networks, Inc.*	5,066	945,619
Juniper Networks, Inc.	29,336	802,340
Motorola Solutions, Inc.	14,826	3,215,018

		25,908,405

Electronic Equipment, Instruments & Components (0.6%)
Amphenol Corp., Class A	51,364	3,513,811
CDW Corp.	12,022	2,099,642
Corning, Inc.	66,894	2,735,965
IPG Photonics Corp.*	3,057	644,324
Keysight Technologies, Inc.*	15,793	2,438,597
TE Connectivity Ltd.	28,438	3,845,102
Trimble, Inc.*	21,595	1,767,119
Zebra Technologies Corp., Class A*	4,700	2,488,603

		19,533,163

IT Services (4.7%)
Accenture plc, Class A	54,803	16,155,376
Akamai Technologies, Inc.*	14,178	1,653,155
Automatic Data Processing, Inc.	36,483	7,246,253
Broadridge Financial Solutions, Inc.	9,992	1,614,008
Cognizant Technology Solutions Corp., Class A	44,920	3,111,159
DXC Technology Co.*	21,936	854,188
Fidelity National Information Services, Inc.	53,436	7,570,278
Fiserv, Inc.*	51,329	5,486,557
FleetCor Technologies, Inc.*	7,144	1,829,293
Gartner, Inc.*	7,438	1,801,484
Global Payments, Inc.	25,400	4,763,516
International Business Machines Corp.	76,901	11,272,918
Jack Henry & Associates, Inc.	6,483	1,060,035
Mastercard, Inc., Class A	75,472	27,554,073
Paychex, Inc.	27,294	2,928,646
PayPal Holdings, Inc.*	101,150	29,483,202
VeriSign, Inc.*	8,519	1,939,691
Visa, Inc., Class A	146,017	34,141,695
Western Union Co. (The)	36,895	847,478

		161,313,005

Semiconductors & Semiconductor Equipment (5.2%)
Advanced Micro Devices, Inc.*	105,034	9,865,844
Analog Devices, Inc.	31,697	5,456,956
Applied Materials, Inc.	78,953	11,242,907
Broadcom, Inc.	35,262	16,814,332
Enphase Energy, Inc.*	11,487	2,109,358
Intel Corp.	348,617	19,571,358
KLA Corp.	13,280	4,305,509
Lam Research Corp.	12,363	8,044,604
Maxim Integrated Products, Inc.*	22,759	2,397,888
Microchip Technology, Inc.	23,498	3,518,591
Micron Technology, Inc.*	97,035	8,246,034
Monolithic Power Systems, Inc.	3,761	1,404,545
NVIDIA Corp.	53,634	42,912,563
NXP Semiconductors NV	23,784	4,892,845
Qorvo, Inc.*	9,593	1,876,871
QUALCOMM, Inc.	97,255	13,900,657
Skyworks Solutions, Inc.	14,092	2,702,141
Teradyne, Inc.	13,989	1,873,966
Texas Instruments, Inc.	79,534	15,294,388
Xilinx, Inc.	21,429	3,099,491

		179,530,848

Software (8.0%)
Adobe, Inc.*	41,317	24,196,888
ANSYS, Inc.*	7,470	2,592,538
Autodesk, Inc.*	18,905	5,518,369
Cadence Design Systems, Inc.*	23,860	3,264,525
Citrix Systems, Inc.	10,558	1,238,137
Fortinet, Inc.*	11,526	2,745,378
Intuit, Inc.	23,622	11,578,796
Microsoft Corp.	649,544	175,961,470
NortonLifeLock, Inc.	51,521	1,402,402
Oracle Corp.	157,454	12,256,219
Paycom Software, Inc.*	4,334	1,575,279
PTC, Inc.*	9,155	1,293,235

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM LARGE CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
salesforce.com, Inc.*	79,552	$19,432,167
ServiceNow, Inc.*	17,061	9,375,872
Synopsys, Inc.*	13,096	3,611,746
Tyler Technologies, Inc.*	3,567	1,613,604

		277,656,625

Technology Hardware, Storage & Peripherals (5.7%)
Apple, Inc.	1,354,333	185,489,448
Hewlett Packard Enterprise Co.	111,524	1,626,020
HP, Inc.	104,836	3,164,999
NetApp, Inc.	19,661	1,608,663
Seagate Technology Holdings plc	16,765	1,474,146
Western Digital Corp.*	26,413	1,879,813

		195,243,089

Total Information Technology		859,185,135

Materials (2.4%)
Chemicals (1.6%)
Air Products and Chemicals, Inc.	19,028	5,473,975
Albemarle Corp.	9,807	1,652,087
Celanese Corp.	9,562	1,449,599
CF Industries Holdings, Inc.	18,511	952,391
Corteva, Inc.	63,620	2,821,547
Dow, Inc.	64,018	4,051,059
DuPont de Nemours, Inc.	46,197	3,576,110
Eastman Chemical Co.	11,715	1,367,726
Ecolab, Inc.	21,382	4,404,051
FMC Corp.	11,101	1,201,128
International Flavors & Fragrances, Inc.	21,681	3,239,141
Linde plc	44,820	12,957,462
LyondellBasell Industries NV, Class A	22,515	2,316,118
Mosaic Co. (The)	30,123	961,225
PPG Industries, Inc.	20,272	3,441,578
Sherwin-Williams Co. (The)	20,558	5,601,027

		55,466,224

Construction Materials (0.1%)
Martin Marietta Materials, Inc.	5,476	1,926,512
Vulcan Materials Co.	11,165	1,943,491

		3,870,003

Containers & Packaging (0.3%)
Amcor plc	131,562	1,507,700
Avery Dennison Corp.	7,178	1,509,103
Ball Corp.	28,680	2,323,653
International Paper Co.	34,396	2,108,819
Packaging Corp. of America	8,030	1,087,423
Sealed Air Corp.	12,468	738,729
Westrock Co.	23,368	1,243,645

		10,519,072

Metals & Mining (0.4%)
Freeport-McMoRan, Inc.	125,460	4,655,821
Newmont Corp.	68,822	4,361,939
Nucor Corp.	25,611	2,456,863

		11,474,623

Total Materials		81,329,922

Real Estate (2.3%)
Equity Real Estate Investment Trusts (REITs) (2.2%)
Alexandria Real Estate Equities, Inc. (REIT)	11,510	2,094,129
American Tower Corp. (REIT)	39,127	10,569,768
AvalonBay Communities, Inc. (REIT)	12,037	2,512,001
Boston Properties, Inc. (REIT)	12,320	1,411,749
Crown Castle International Corp. (REIT)	37,087	7,235,674
Digital Realty Trust, Inc. (REIT)	24,228	3,645,345
Duke Realty Corp. (REIT)	31,991	1,514,774
Equinix, Inc. (REIT)	7,727	6,201,690
Equity Residential (REIT)	30,092	2,317,084
Essex Property Trust, Inc. (REIT)	5,497	1,649,155
Extra Space Storage, Inc. (REIT)	11,643	1,907,356
Federal Realty Investment Trust (REIT)	6,017	705,012
Healthpeak Properties, Inc. (REIT)	46,710	1,554,976
Host Hotels & Resorts, Inc. (REIT)*	58,672	1,002,704
Iron Mountain, Inc. (REIT)	25,028	1,059,185
Kimco Realty Corp. (REIT)	35,445	739,028
Mid-America Apartment Communities, Inc. (REIT)	9,868	1,661,969
Prologis, Inc. (REIT)	63,571	7,598,642
Public Storage (REIT)	13,100	3,939,039
Realty Income Corp. (REIT)	32,596	2,175,457
Regency Centers Corp. (REIT)	13,064	837,010
SBA Communications Corp. (REIT)	9,489	3,024,144
Simon Property Group, Inc. (REIT)	28,238	3,684,494
UDR, Inc. (REIT)	25,132	1,230,965
Ventas, Inc. (REIT)	32,568	1,859,633
Vornado Realty Trust (REIT)	13,485	629,345
Welltower, Inc. (REIT)	36,176	3,006,226
Weyerhaeuser Co. (REIT)	65,478	2,253,753

		78,020,307

Real Estate Management & Development (0.1%)
CBRE Group, Inc., Class A*	29,330	2,514,461

Total Real Estate		80,534,768

Utilities (2.2%)
Electric Utilities (1.4%)
Alliant Energy Corp.	21,464	1,196,833
American Electric Power Co., Inc.	43,455	3,675,858
Duke Energy Corp.	66,131	6,528,452
Edison International	31,935	1,846,482
Entergy Corp.	16,842	1,679,147
Evergy, Inc.	19,539	1,180,742
Eversource Energy	29,639	2,378,233
Exelon Corp.	83,906	3,717,875
FirstEnergy Corp.	47,173	1,755,307
NextEra Energy, Inc.	168,685	12,361,237
NRG Energy, Inc.	21,277	857,463
Pinnacle West Capital Corp.	10,006	820,192
PPL Corp.	67,282	1,881,878

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM LARGE CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Southern Co. (The)	90,880	$5,499,149
Xcel Energy, Inc.	46,140	3,039,703

		48,418,551

Gas Utilities (0.0%)
Atmos Energy Corp.	11,216	1,077,970

Independent Power and Renewable Electricity Producers (0.0%)
AES Corp. (The)	58,106	1,514,823

Multi-Utilities (0.7%)
Ameren Corp.	21,734	1,739,589
CenterPoint Energy, Inc.	49,260	1,207,855
CMS Energy Corp.	24,797	1,465,007
Consolidated Edison, Inc.	29,671	2,128,004
Dominion Energy, Inc.	69,270	5,096,194
DTE Energy Co.	16,466	2,133,994
NiSource, Inc.	33,668	824,866
Public Service Enterprise Group, Inc.	42,757	2,554,303
Sempra Energy	27,108	3,591,268
WEC Energy Group, Inc.	27,629	2,457,599

		23,198,679

Water Utilities (0.1%)
American Water Works Co., Inc.	15,821	2,438,491

Total Utilities		76,648,514

Total Common Stocks (90.7%) (Cost $937,172,652)		3,132,261,907

SHORT-TERM INVESTMENTS:
Investment Company (3.7%)
JPMorgan Prime Money Market Fund, IM Shares	125,530,635	125,593,400

	Principal Amount	Value (Note 1)
Repurchase Agreements (0.0%)
Citigroup Global Markets, Inc., 0.07%, dated 6/30/21, due 7/1/21, repurchase price $912,473, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-5.000%, maturing 4/30/22-2/15/42; total market value $930,721. (xx)	$912,472	912,472
Deutsche Bank AG, 0.17%, dated 6/30/21, due 7/1/21, repurchase price $10,030, collateralized by various Foreign Government Agency Securities, ranging from 0.125%-1.875%, maturing 2/12/22-2/15/23; total market value $10,231. (xx)	10,030	10,030
HSBC Bank plc, 0.10%, dated 6/30/21, due 7/1/21, repurchase price $36,862, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-6.125%, maturing 7/15/21-2/15/50; total market value $37,614. (xx)	36,862	36,862
HSBC Bank plc, 0.10%, dated 6/30/21, due 7/1/21, repurchase price $40,916, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-6.125%, maturing 7/15/21-2/15/50; total market value $41,751. (xx)	40,916	40,916

Total Repurchase Agreements		1,000,280

Total Short-Term Investments (3.7%) (Cost $126,618,714)		126,593,680

Total Investments in Securities (94.4%) (Cost $1,063,791,366)		3,258,855,587
Other Assets Less Liabilities (5.6%)		194,623,282

Net Assets (100%)		$3,453,478,869

*	Non-income producing.
#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $3,508,141.
‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.
(x)	All or a portion of security is on loan at June 30, 2021.
(xx)

At June 30, 2021, the Portfolio had loaned securities with a total value of $1,089,557. This was collateralized by $115,168 of various U.S. Government Treasury Securities, ranging from 0.000% - 6.875%, maturing 7/15/21 - 11/15/50 and by cash of $1,000,280 which was subsequently invested in joint repurchase agreements as detailed in the Notes to the Financial Statements.

Glossary:

USD	— United States Dollar

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM LARGE CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

Investments in companies which were affiliates for the six months ended June 30, 2021, were as follows:

Security Description	Shares at June 30, 2021	Market Value December 31, 2020 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value June 30, 2021 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
COMMON STOCKS:
Financials
Banks
PNC Financial Services Group, Inc. (The)	25,676	4,066,657	—	(276,207)	201,701	905,803	4,897,954	61,572	—
Capital Markets
BlackRock, Inc.	8,596	6,592,711	—	(421,693)	155,003	1,195,221	7,521,242	71,792	—

Total		10,659,368	—	(697,900)	356,704	2,101,024	12,419,196	133,364	—

Futures contracts outstanding as of June 30, 2021 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 E-Mini Index	1,499	9/2021	USD	321,430,570	4,210,500

					4,210,500

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2021:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$349,344,320	$—	$—	$349,344,320
Consumer Discretionary	385,166,313	—	—	385,166,313
Consumer Staples	183,484,567	—	—	183,484,567
Energy	89,404,779	—	—	89,404,779
Financials	353,163,466	—	—	353,163,466
Health Care	406,602,031	—	—	406,602,031
Industrials	267,398,092	—	—	267,398,092
Information Technology	859,185,135	—	—	859,185,135
Materials	81,329,922	—	—	81,329,922
Real Estate	80,534,768	—	—	80,534,768
Utilities	76,648,514	—	—	76,648,514
Futures	4,210,500	—	—	4,210,500
Short-Term Investments
Investment Company	125,593,400	—	—	125,593,400
Repurchase Agreements	—	1,000,280	—	1,000,280

Total Assets	$3,262,065,807	$1,000,280	$—	$3,263,066,087

Total Liabilities	$—	$—	$—	$—

Total	$3,262,065,807	$1,000,280	$—	$3,263,066,087

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM LARGE CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

Fair Values of Derivative Instruments as of June 30, 2021:

	Statement of Assets and Liabilities
Derivatives Contracts^	Asset Derivatives	Fair Value
Equity contracts	Receivables, Net assets – Unrealized appreciation	$4,210,500	*

Total		$4,210,500

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2021:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$46,763,146	$46,763,146

Total	$46,763,146	$46,763,146

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$(3,637,132)	$(3,637,132)

Total	$(3,637,132)	$(3,637,132)

^ This Portfolio held futures contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

The Portfolio held futures contracts with an average notional balance of approximately $321,583,000 during the six months ended June 30, 2021.

Investment security transactions for the six months ended June 30, 2021 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities (affiliated 17%)*	$36,764,891
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities (affiliated 13%)*	$208,874,834

*	During the six months ended June 30, 2021, the Portfolio engaged in purchases and sales of securities pursuant to Rule 17a-7 of the 1940 Act (amount is percentage of total Purchases and/or Sales).

As of June 30, 2021, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,233,352,156
Aggregate gross unrealized depreciation	(41,200,162)

Net unrealized appreciation	$2,192,151,994

Federal income tax cost of investments in securities and derivative instruments, if applicable	$1,070,914,093

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM LARGE CAP MANAGED VOLATILITY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2021 (Unaudited)

ASSETS
Investments in Securities, at value (x)
Affiliated Issuers (Cost $2,832,124)	$12,419,196
Unaffiliated Issuers (Cost $1,059,958,962)	3,245,436,111
Repurchase Agreements (Cost $1,000,280)	1,000,280
Cash	177,945,893
Cash held as collateral at broker for futures	18,124,400
Dividends, interest and other receivables	1,820,780
Due from broker for futures variation margin	494,801
Receivable for Portfolio shares sold	9,493
Securities lending income receivable	684
Other assets	31,793

Total assets	3,457,283,431

LIABILITIES
Investment management fees payable	1,234,087
Payable for Portfolio shares redeemed	1,048,132
Payable for return of collateral on securities loaned	1,000,280
Administrative fees payable	330,290
Accrued expenses	191,773

Total liabilities	3,804,562

NET ASSETS	$3,453,478,869

Net assets were comprised of:
Paid in capital	$1,155,521,565
Total distributable earnings (loss)	2,297,957,304

Net assets	$3,453,478,869

Class K
Net asset value, offering and redemption price per share, $3,453,478,869 / 201,238,898 shares outstanding (unlimited amount authorized: $0.01 par value)	$17.16

(x)	Includes value of securities on loan of $1,089,557.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2021 (Unaudited)

INVESTMENT INCOME
Dividends ($133,364 of dividend income received from affiliates) (net of $2,007 foreign withholding tax)	$21,928,128
Interest	14,038
Securities lending (net)	11,775

Total income	21,953,941

EXPENSES
Investment management fees	7,246,716
Administrative fees	1,961,652
Printing and mailing expenses	101,403
Professional fees	75,456
Custodian fees	52,869
Trustees’ fees	41,943
Miscellaneous	35,375

Total expenses	9,515,414

NET INVESTMENT INCOME (LOSS)	12,438,527

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities ($356,704 realized gain (loss) from affiliates)	130,798,148
Futures contracts	46,763,146

Net realized gain (loss)	177,561,294

Change in unrealized appreciation (depreciation) on:
Investments in securities ($2,101,024 of change in unrealized appreciation (depreciation) from affiliates)	274,290,344
Futures contracts	(3,637,132)

Net change in unrealized appreciation (depreciation)	270,653,212

NET REALIZED AND UNREALIZED GAIN (LOSS)	448,214,506

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$460,653,033

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM LARGE CAP MANAGED VOLATILITY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31, 2020
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$12,438,527	$34,830,040
Net realized gain (loss)	177,561,294	347,698,424
Net change in unrealized appreciation (depreciation)	270,653,212	78,548,106

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	460,653,033	461,076,570

Distributions to shareholders:
Class K	—	(527,916,763)

CAPITAL SHARES TRANSACTIONS:
Class K
Capital shares sold [ 235,520 and 3,341,314 shares, respectively ]	3,761,547	47,310,929
Capital shares issued in reinvestment of dividends and distributions [ 0 and 35,946,977 shares, respectively ]	—	527,916,763
Capital shares repurchased [ (14,689,727) and (39,466,735) shares, respectively ]	(232,833,160)	(594,994,297)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(229,071,613)	(19,766,605)

TOTAL INCREASE (DECREASE) IN NET ASSETS	231,581,420	(86,606,798)
NET ASSETS:
Beginning of period	3,221,897,449	3,308,504,247

End of period	$3,453,478,869	$3,221,897,449

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM LARGE CAP MANAGED VOLATILITY PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31,
Class K			2020	2019	2018	2017	2016
Net asset value, beginning of period	$14.94		$15.33	$12.94	$14.99	$13.27	$12.47

Income (loss) from investment operations:
Net investment income (loss) (e)	0.06		0.18	0.24	0.21	0.20	0.19
Net realized and unrealized gain (loss)	2.16		2.26	3.62	(1.06)	2.57	1.22

Total from investment operations	2.22		2.44	3.86	(0.85)	2.77	1.41

Less distributions:
Dividends from net investment income	—		(0.18)	(0.27)	(0.22)	(0.21)	(0.20)
Distributions from net realized gains	—		(2.65)	(1.20)	(0.98)	(0.84)	(0.41)

Total dividends and distributions	—		(2.83)	(1.47)	(1.20)	(1.05)	(0.61)

Net asset value, end of period	$17.16		$14.94	$15.33	$12.94	$14.99	$13.27

Total return (b)	14.86%		16.75%	30.06%	(6.20)%	21.08%	11.30%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$3,453,479		$3,221,897	$3,308,504	$2,942,140	$3,653,872	$3,515,198
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.58%		0.59%	0.58%	0.58%	0.58%	0.59%
Before waivers and reimbursements (a)(f)	0.58%		0.59%	0.58%	0.58%	0.58%	0.59%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	0.75%		1.15%	1.60%	1.36%	1.38%	1.45%
Before waivers and reimbursements (a)(f)	0.75%		1.15%	1.60%	1.36%	1.38%	1.45%
Portfolio turnover rate^	1	%(z)	7%	4%	4%	3%	3%
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

ATM MID CAP MANAGED VOLATILITY PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2021	% of Net Assets
Industrials	16.3%
Financials	13.6
Consumer Discretionary	13.3
Information Technology	13.0
Health Care	10.0
Real Estate	8.7
Investment Company	6.1
Materials	5.7
Consumer Staples	3.1
Utilities	3.0
Energy	1.9
Communication Services	1.6
Repurchase Agreements	0.6
Cash and Other	3.1

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2021 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/21	Ending Account Value 6/30/21	Expenses Paid During Period* 1/1/21 - 6/30/21
Class K
Actual	$1,000.00	$1,172.40	$3.23
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.82	3.01

* Expenses are equal to the Portfolio’s Class K shares annualized expense ratio of 0.60%, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

ATM MID CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (1.6%)
Diversified Telecommunication Services (0.2%)
Iridium Communications, Inc.*	14,240	$569,458

Entertainment (0.2%)
Cinemark Holdings, Inc.*	13,420	294,569
World Wrestling Entertainment, Inc., Class A	5,540	320,710

		615,279

Interactive Media & Services (0.2%)
TripAdvisor, Inc.*	11,892	479,248
Yelp, Inc.*	8,420	336,463

		815,711

Media (0.9%)
Cable One, Inc.	661	1,264,367
John Wiley & Sons, Inc., Class A	5,297	318,774
New York Times Co. (The), Class A	17,667	769,398
TEGNA, Inc.	26,762	502,055

		2,854,594

Wireless Telecommunication Services (0.1%)
Telephone and Data Systems, Inc.	12,126	274,775

Total Communication Services		5,129,817

Consumer Discretionary (13.3%)
Auto Components (1.5%)
Adient plc*	11,454	517,721
Dana, Inc.	17,623	418,722
Fox Factory Holding Corp.*	5,097	793,399
Gentex Corp.	29,397	972,747
Goodyear Tire & Rubber Co. (The)*	34,085	584,558
Lear Corp.	6,634	1,162,807
Visteon Corp.*	3,407	412,043

		4,861,997

Automobiles (0.5%)
Harley-Davidson, Inc.	18,681	855,964
Thor Industries, Inc.	6,686	755,518

		1,611,482

Diversified Consumer Services (1.0%)
Adtalem Global Education, Inc.*	6,073	216,442
Graham Holdings Co., Class B	494	313,147
Grand Canyon Education, Inc.*	5,645	507,881
H&R Block, Inc.	22,090	518,673
Service Corp. International	20,451	1,095,969
Strategic Education, Inc.	2,970	225,898
WW International, Inc.*	5,896	213,081

		3,091,091

Hotels, Restaurants & Leisure (2.5%)
Boyd Gaming Corp.*	9,809	603,155
Choice Hotels International, Inc.	3,515	417,793
Churchill Downs, Inc.	4,191	830,908
Cracker Barrel Old Country Store, Inc.	2,888	428,752
Jack in the Box, Inc.	2,717	302,782
Marriott Vacations Worldwide Corp.*	5,136	818,165
Papa John’s International, Inc.	4,007	418,491
Scientific Games Corp., Class A*	6,852	530,619
Six Flags Entertainment Corp.*	9,231	399,518
Texas Roadhouse, Inc.	7,970	766,714
Travel + Leisure Co.	10,469	622,382
Wendy’s Co. (The)	21,562	504,982
Wingstop, Inc.	3,614	569,675
Wyndham Hotels & Resorts, Inc.	11,352	820,636

		8,034,572

Household Durables (1.3%)
Helen of Troy Ltd.*	2,971	677,745
KB Home	10,690	435,297
Taylor Morrison Home Corp., Class A*	15,692	414,583
Tempur Sealy International, Inc.	22,508	882,088
Toll Brothers, Inc.	13,645	788,817
TopBuild Corp.*	3,991	789,340
Tri Pointe Homes, Inc.*	14,249	305,356

		4,293,226

Leisure Products (1.3%)
Brunswick Corp.	9,408	937,225
Callaway Golf Co.*	14,164	477,752
Mattel, Inc.*	42,118	846,572
Polaris, Inc.	7,010	960,089
YETI Holdings, Inc.*	9,071	832,899

		4,054,537

Multiline Retail (0.7%)
Kohl’s Corp.	19,013	1,047,806
Nordstrom, Inc.*	13,258	484,845
Ollie’s Bargain Outlet Holdings, Inc.*	6,861	577,216

		2,109,867

Specialty Retail (2.9%)
American Eagle Outfitters, Inc. (x)	18,395	690,364
AutoNation, Inc.*	6,591	624,893
Dick’s Sporting Goods, Inc.	7,941	795,609
Five Below, Inc.*	6,772	1,308,824
Foot Locker, Inc.	12,566	774,442
Lithia Motors, Inc., Class A	3,606	1,239,166
Murphy USA, Inc.	3,045	406,112
RH*	2,029	1,377,691
Urban Outfitters, Inc.*	8,336	343,610
Williams-Sonoma, Inc.	9,263	1,478,838

		9,039,549

Textiles, Apparel & Luxury Goods (1.6%)
Capri Holdings Ltd.*	18,293	1,046,177
Carter’s, Inc.	5,312	548,039
Columbia Sportswear Co.	3,718	365,702
Crocs, Inc.*	7,901	920,625
Deckers Outdoor Corp.*	3,393	1,303,150
Skechers USA, Inc., Class A*	16,380	816,215

		4,999,908

Total Consumer Discretionary		42,096,229

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM MID CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Consumer Staples (3.1%)
Beverages (0.4%)
Boston Beer Co., Inc. (The), Class A*	1,135	$1,158,608

Food & Staples Retailing (0.7%)
BJ’s Wholesale Club Holdings, Inc.*	16,599	789,781
Casey’s General Stores, Inc.	4,472	870,430
Grocery Outlet Holding Corp.*	10,561	366,044
Sprouts Farmers Market, Inc.*	14,367	357,020

		2,383,275

Food Products (1.7%)
Darling Ingredients, Inc.*	19,811	1,337,243
Flowers Foods, Inc.	23,734	574,363
Hain Celestial Group, Inc. (The)*	9,832	394,460
Ingredion, Inc.	8,115	734,407
Lancaster Colony Corp.	2,386	461,715
Pilgrim’s Pride Corp.*	5,752	127,579
Post Holdings, Inc.*	7,212	782,286
Sanderson Farms, Inc.	2,419	454,699
Tootsie Roll Industries, Inc.(x)	2,175	73,754
TreeHouse Foods, Inc.*	6,929	308,479

		5,248,985

Household Products (0.1%)
Energizer Holdings, Inc.	7,079	304,255

Personal Products (0.2%)
Coty, Inc., Class A*	34,571	322,893
Nu Skin Enterprises, Inc., Class A	6,086	344,772

		667,665

Total Consumer Staples		9,762,788

Energy (1.9%)
Energy Equipment & Services (0.2%)
ChampionX Corp.*	22,714	582,614

Oil, Gas & Consumable Fuels (1.7%)
Antero Midstream Corp.	34,860	362,195
Cimarex Energy Co.	12,442	901,423
CNX Resources Corp.*	26,768	365,651
EQT Corp.*	33,695	750,051
Equitrans Midstream Corp.	49,063	417,526
HollyFrontier Corp.	18,187	598,352
Murphy Oil Corp.	17,833	415,152
Targa Resources Corp.	27,683	1,230,509
World Fuel Services Corp.	7,691	244,036

		5,284,895

Total Energy		5,867,509

Financials (13.6%)
Banks (6.2%)
Associated Banc-Corp.	18,614	381,215
BancorpSouth Bank	11,745	332,736
Bank of Hawaii Corp.	4,960	417,731
Bank OZK	14,584	614,861
Cathay General Bancorp	9,106	358,412
CIT Group, Inc.	12,025	620,370
Commerce Bancshares, Inc.	12,757	951,162
Cullen/Frost Bankers, Inc.	6,902	773,024
East West Bancorp, Inc.	17,164	1,230,487
First Financial Bankshares, Inc.	17,210	845,527
First Horizon Corp.	67,173	1,160,749
FNB Corp.	38,698	477,146
Fulton Financial Corp.	19,773	312,018
Glacier Bancorp, Inc.	11,515	634,246
Hancock Whitney Corp.	10,564	469,464
Home BancShares, Inc.	18,278	451,101
International Bancshares Corp.	6,778	291,047
PacWest Bancorp	14,225	585,501
Pinnacle Financial Partners, Inc.	9,186	811,032
Prosperity Bancshares, Inc.	11,240	807,032
Signature Bank	6,985	1,715,865
Sterling Bancorp	23,330	578,351
Synovus Financial Corp.	17,974	788,699
Texas Capital Bancshares, Inc.*	6,150	390,464
Trustmark Corp.	7,720	237,776
UMB Financial Corp.	5,284	491,729
Umpqua Holdings Corp.	26,851	495,401
United Bankshares, Inc.	16,099	587,614
Valley National Bancorp	48,985	657,869
Webster Financial Corp.	10,996	586,527
Wintrust Financial Corp.	6,933	524,343

		19,579,499

Capital Markets (2.3%)
Affiliated Managers Group, Inc.	5,094	785,546
Evercore, Inc., Class A	5,014	705,821
FactSet Research Systems, Inc.	4,601	1,544,142
Federated Hermes, Inc., Class B	11,270	382,166
Interactive Brokers Group, Inc., Class A	9,747	640,670
Janus Henderson Group plc	20,626	800,495
Jefferies Financial Group, Inc.	24,368	833,385
SEI Investments Co.	14,404	892,616
Stifel Financial Corp.	12,693	823,268

		7,408,109

Consumer Finance (0.7%)
FirstCash, Inc.	5,001	382,276
LendingTree, Inc.*	1,362	288,581
Navient Corp.	21,947	424,236
PROG Holdings, Inc.	8,127	391,152
SLM Corp.	39,633	829,915

		2,316,160

Insurance (3.7%)
Alleghany Corp.*	1,701	1,134,686
American Financial Group, Inc.	8,407	1,048,521
Brighthouse Financial, Inc.*	10,471	476,849
Brown & Brown, Inc.	28,404	1,509,389
CNO Financial Group, Inc.	16,081	379,833
First American Financial Corp.	13,286	828,382
Hanover Insurance Group, Inc. (The)	4,375	593,425
Kemper Corp.	7,395	546,490
Kinsale Capital Group, Inc.	2,614	430,709
Mercury General Corp.	3,235	210,113
Old Republic International Corp.	34,235	852,794
Primerica, Inc.	4,792	733,847
Reinsurance Group of America, Inc.	8,234	938,676
RenaissanceRe Holdings Ltd.	6,071	903,486

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM MID CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
RLI Corp.	4,837	$505,902
Selective Insurance Group, Inc.	7,292	591,746

		11,684,848

Thrifts & Mortgage Finance (0.7%)
Essent Group Ltd.	13,616	612,039
MGIC Investment Corp.	41,253	561,041
New York Community Bancorp, Inc.	56,225	619,600
Washington Federal, Inc.	8,853	281,348

		2,074,028

Total Financials		43,062,644

Health Care (10.0%)
Biotechnology (1.6%)
Arrowhead Pharmaceuticals, Inc.*	12,640	1,046,845
Emergent BioSolutions, Inc.*	5,521	347,768
Exelixis, Inc.*	38,008	692,506
Halozyme Therapeutics, Inc.*	16,004	726,741
Ligand Pharmaceuticals, Inc.*	2,025	265,660
Neurocrine Biosciences, Inc.*	11,442	1,113,535
United Therapeutics Corp.*	5,427	973,658

		5,166,713

Health Care Equipment & Supplies (3.1%)
Envista Holdings Corp.*	19,501	842,638
Globus Medical, Inc., Class A*	9,416	730,022
Haemonetics Corp.*	6,183	412,035
Hill-Rom Holdings, Inc.	8,036	912,809
ICU Medical, Inc.*	2,402	494,332
Integra LifeSciences Holdings Corp.*	8,629	588,843
LivaNova plc*	5,932	498,941
Masimo Corp.*	6,152	1,491,552
Neogen Corp.*	13,102	603,216
NuVasive, Inc.*	6,253	423,828
Penumbra, Inc.*	4,114	1,127,483
Quidel Corp.*	4,693	601,267
STAAR Surgical Co.*	5,677	865,743

		9,592,709

Health Care Providers & Services (2.8%)
Acadia Healthcare Co., Inc.*	10,845	680,524
Amedisys, Inc.*	3,965	971,147
Chemed Corp.	1,944	922,428
Encompass Health Corp.	12,092	943,539
HealthEquity, Inc.*	10,101	812,928
LHC Group, Inc.*	3,855	772,002
Molina Healthcare, Inc.*	7,075	1,790,400
Patterson Cos., Inc.	10,593	321,921
Progyny, Inc.*	4,481	264,379
R1 RCM, Inc.*	16,792	373,454
Tenet Healthcare Corp.*	12,941	866,918

		8,719,640

Life Sciences Tools & Services (2.0%)
Bio-Techne Corp.	4,714	2,122,526
Medpace Holdings, Inc.*	3,391	598,952
PRA Health Sciences, Inc.*	7,867	1,299,707
Repligen Corp.*	6,180	1,233,652
Syneos Health, Inc.*	12,316	1,102,159

		6,356,996

Pharmaceuticals (0.5%)
Jazz Pharmaceuticals plc*	7,285	1,294,108
Nektar Therapeutics*	22,190	380,780

		1,674,888

Total Health Care		31,510,946

Industrials (16.3%)
Aerospace & Defense (1.0%)
Axon Enterprise, Inc.*	7,824	1,383,283
Curtiss-Wright Corp.	4,940	586,674
Hexcel Corp.*	10,183	635,419
Mercury Systems, Inc.*	6,838	453,223

		3,058,599

Air Freight & Logistics (0.6%)
XPO Logistics, Inc.*	12,350	1,727,642

Airlines (0.2%)
JetBlue Airways Corp.*	38,508	646,164

Building Products (1.8%)
Builders FirstSource, Inc.*	25,152	1,072,984
Lennox International, Inc.	4,165	1,461,082
Owens Corning	12,702	1,243,526
Simpson Manufacturing Co., Inc.	5,281	583,234
Trex Co., Inc.*	14,017	1,432,677

		5,793,503

Commercial Services & Supplies (1.6%)
Brink’s Co. (The)	6,035	463,729
Clean Harbors, Inc.*	6,076	565,919
Healthcare Services Group, Inc.	9,102	287,350
Herman Miller, Inc.	7,185	338,701
IAA, Inc.*	16,273	887,529
KAR Auction Services, Inc.*	15,319	268,849
MSA Safety, Inc.	4,432	733,851
Stericycle, Inc.*	11,157	798,283
Tetra Tech, Inc.	6,556	800,094

		5,144,305

Construction & Engineering (1.2%)
AECOM*	17,812	1,127,856
Dycom Industries, Inc.*	3,811	284,034
EMCOR Group, Inc.	6,628	816,503
Fluor Corp.*	15,264	270,173
MasTec, Inc.*	6,816	723,178
Valmont Industries, Inc.	2,584	609,953

		3,831,697

Electrical Equipment (1.6%)
Acuity Brands, Inc.	4,346	812,832
EnerSys	5,204	508,587
Hubbell, Inc.	6,580	1,229,407
nVent Electric plc	20,297	634,078
Regal Beloit Corp.	4,909	655,401
Sunrun, Inc.*	19,642	1,095,631

		4,935,936

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM MID CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Industrial Conglomerates (0.4%)
Carlisle Cos., Inc.	6,382	$1,221,387

Machinery (4.7%)
AGCO Corp.	7,463	973,026
Colfax Corp.*	14,218	651,327
Crane Co.	6,028	556,806
Donaldson Co., Inc.	15,266	969,849
Flowserve Corp.	15,726	634,072
Graco, Inc.	20,563	1,556,619
ITT, Inc.	10,470	958,947
Kennametal, Inc.	10,176	365,522
Lincoln Electric Holdings, Inc.	7,219	950,815
Middleby Corp. (The)*	6,740	1,167,772
Nordson Corp.	6,562	1,440,425
Oshkosh Corp.	8,330	1,038,251
Terex Corp.	8,581	408,627
Timken Co. (The)	8,306	669,381
Toro Co. (The)	13,016	1,430,198
Trinity Industries, Inc.	9,862	265,189
Woodward, Inc.	7,090	871,219

		14,908,045

Marine (0.1%)
Kirby Corp.*	7,319	443,824

Professional Services (1.4%)
ASGN, Inc.*	6,455	625,683
CACI International, Inc., Class A*	2,920	744,950
FTI Consulting, Inc.*	4,127	563,790
Insperity, Inc.	4,398	397,447
KBR, Inc.	17,158	654,578
ManpowerGroup, Inc.	6,638	789,325
Science Applications International Corp.	7,026	616,391

		4,392,164

Road & Rail (0.9%)
Avis Budget Group, Inc.*	6,295	490,318
Knight-Swift Transportation Holdings, Inc.	14,804	672,990
Landstar System, Inc.	4,637	732,739
Ryder System, Inc.	6,539	486,044
Werner Enterprises, Inc.	6,951	309,458

		2,691,549

Trading Companies & Distributors (0.8%)
GATX Corp. (x)	4,337	383,694
MSC Industrial Direct Co., Inc., Class A	5,691	510,654
Univar Solutions, Inc.*	20,634	503,057
Watsco, Inc.	3,989	1,143,407

		2,540,812

Total Industrials		51,335,627

Information Technology (13.0%)
Communications Equipment (0.8%)
Ciena Corp.*	18,794	1,069,191
Lumentum Holdings, Inc.*	9,222	756,481
NetScout Systems, Inc.*	8,940	255,147
Viasat, Inc.*	8,258	411,579

		2,492,398

Electronic Equipment, Instruments & Components (2.9%)
Arrow Electronics, Inc.*	9,018	1,026,519
Avnet, Inc.	12,117	485,649
Belden, Inc.	5,438	275,000
Cognex Corp.	21,369	1,796,064
Coherent, Inc.*	2,982	788,262
II-VI, Inc.(x)*	12,678	920,296
Jabil, Inc.	16,306	947,705
Littelfuse, Inc.	2,973	757,491
National Instruments Corp.	15,884	671,575
SYNNEX Corp.	5,027	612,088
Vishay Intertechnology, Inc.	16,155	364,295
Vontier Corp.	20,532	668,933

		9,313,877

IT Services (1.6%)
Alliance Data Systems Corp.	6,002	625,348
Concentrix Corp.*	5,032	809,146
Genpact Ltd.	21,144	960,572
LiveRamp Holdings, Inc.*	8,293	388,527
MAXIMUS, Inc.	7,426	653,265
Sabre Corp.*	39,102	487,993
WEX, Inc.*	5,413	1,049,581

		4,974,432

Semiconductors & Semiconductor Equipment (3.7%)
Amkor Technology, Inc.	13,039	308,633
Brooks Automation, Inc.	8,981	855,710
Cirrus Logic, Inc.*	6,996	595,500
CMC Materials, Inc.	3,552	535,428
Cree, Inc.*	13,980	1,369,061
First Solar, Inc.*	10,332	935,149
Lattice Semiconductor Corp.*	16,549	929,723
MKS Instruments, Inc.	6,695	1,191,375
Semtech Corp.*	7,822	538,154
Silicon Laboratories, Inc.*	5,399	827,397
SolarEdge Technologies, Inc.*	6,312	1,744,447
Synaptics, Inc. (x)*	4,301	669,150
Universal Display Corp.	5,200	1,156,116

		11,655,843

Software (3.6%)
ACI Worldwide, Inc.*	14,424	535,707
Aspen Technology, Inc.*	8,287	1,139,794
Blackbaud, Inc.*	5,973	457,352
CDK Global, Inc.	14,717	731,288
Ceridian HCM Holding, Inc.*	15,886	1,523,785
CommVault Systems, Inc.*	5,616	439,003
Envestnet, Inc.*	4,667	354,039
Fair Isaac Corp.*	3,512	1,765,412
j2 Global, Inc.*	5,123	704,669
Manhattan Associates, Inc.*	7,729	1,119,468
Paylocity Holding Corp.*	4,576	873,101
Qualys, Inc.*	4,052	407,996
Sailpoint Technologies Holdings, Inc.*	11,264	575,252
Teradata Corp.*	13,405	669,848

		11,296,714

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM MID CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Technology Hardware, Storage & Peripherals (0.4%)
NCR Corp.*	15,976	$728,665
Xerox Holdings Corp.	19,771	464,421

		1,193,086

Total Information Technology		40,926,350

Materials (5.7%)
Chemicals (2.4%)
Ashland Global Holdings, Inc.	6,657	582,488
Avient Corp.	10,995	540,514
Cabot Corp.	6,899	392,760
Chemours Co. (The)	20,119	700,141
Ingevity Corp.*	4,842	393,945
Minerals Technologies, Inc.	4,124	324,435
NewMarket Corp.	900	289,782
Olin Corp.	17,399	804,878
RPM International, Inc.	15,746	1,396,355
Scotts Miracle-Gro Co. (The)	4,924	945,014
Sensient Technologies Corp.	5,094	440,937
Valvoline, Inc.	21,925	711,686

		7,522,935

Construction Materials (0.2%)
Eagle Materials, Inc.	5,153	732,293

Containers & Packaging (0.8%)
AptarGroup, Inc.	7,989	1,125,171
Greif, Inc., Class A	3,220	194,971
Silgan Holdings, Inc.	9,513	394,790
Sonoco Products Co.	12,147	812,634

		2,527,566

Metals & Mining (2.1%)
Cleveland-Cliffs, Inc.(x)*	55,655	1,199,922
Commercial Metals Co.	14,628	449,372
Compass Minerals International, Inc.	4,134	244,981
Reliance Steel & Aluminum Co.	7,716	1,164,344
Royal Gold, Inc.	7,946	906,638
Steel Dynamics, Inc.	24,328	1,449,949
United States Steel Corp.	32,480	779,520
Worthington Industries, Inc.	4,298	262,952

		6,457,678

Paper & Forest Products (0.2%)
Louisiana-Pacific Corp.	12,560	757,242

Total Materials		17,997,714

Real Estate (8.7%)
Equity Real Estate Investment Trusts (REITs) (8.3%)
American Campus Communities, Inc. (REIT)	16,638	777,327
Apartment Income REIT Corp. (REIT)	18,751	889,360
Brixmor Property Group, Inc. (REIT)	35,893	821,591
Camden Property Trust (REIT)	11,846	1,571,609
CoreSite Realty Corp. (REIT)	5,214	701,804
Corporate Office Properties Trust (REIT)	13,655	382,203
Cousins Properties, Inc. (REIT)	17,938	659,760
CyrusOne, Inc. (REIT)	14,796	1,058,210
Douglas Emmett, Inc. (REIT)	19,927	669,946
EastGroup Properties, Inc. (REIT)	4,871	801,036
EPR Properties (REIT)*	9,110	479,915
First Industrial Realty Trust, Inc. (REIT)	15,616	815,624
Healthcare Realty Trust, Inc. (REIT)	17,212	519,802
Highwoods Properties, Inc. (REIT)	12,655	571,626
Hudson Pacific Properties, Inc. (REIT)	18,386	511,499
JBG SMITH Properties (REIT)	13,461	424,156
Kilroy Realty Corp. (REIT)	12,815	892,437
Lamar Advertising Co. (REIT), Class A	10,476	1,093,904
Life Storage, Inc. (REIT)	9,285	996,745
Macerich Co. (The) (REIT)	20,365	371,661
Medical Properties Trust, Inc. (REIT)	71,114	1,429,391
National Retail Properties, Inc. (REIT)	21,226	995,075
National Storage Affiliates Trust (REIT)	8,200	414,592
Omega Healthcare Investors, Inc. (REIT)	28,445	1,032,269
Park Hotels & Resorts, Inc. (REIT)*	28,512	587,632
Pebblebrook Hotel Trust (REIT)	15,999	376,776
Physicians Realty Trust (REIT)	25,980	479,851
PotlatchDeltic Corp. (REIT)	8,151	433,226
PS Business Parks, Inc. (REIT)	2,442	361,611
Rayonier, Inc. (REIT)	16,967	609,624
Rexford Industrial Realty, Inc. (REIT)	16,175	921,166
Sabra Health Care REIT, Inc. (REIT)	26,021	473,582
SL Green Realty Corp. (REIT)(x)	8,371	669,681
Spirit Realty Capital, Inc. (REIT)	13,869	663,493
STORE Capital Corp. (REIT)	29,421	1,015,319
Urban Edge Properties (REIT)	13,399	255,921
Weingarten Realty Investors (REIT)	14,442	463,155

		26,192,579

Real Estate Management & Development (0.4%)
Jones Lang LaSalle, Inc.*	6,227	1,217,129

Total Real Estate		27,409,708

Utilities (3.0%)
Electric Utilities (0.9%)
ALLETE, Inc.	6,333	443,183
Hawaiian Electric Industries, Inc.	13,161	556,447
IDACORP, Inc.	6,153	599,918
OGE Energy Corp.	24,192	814,061
PNM Resources, Inc.	10,455	509,890

		2,923,499

Gas Utilities (1.2%)
National Fuel Gas Co.	10,993	574,384
New Jersey Resources Corp.	11,723	463,879
ONE Gas, Inc.	6,486	480,743
Southwest Gas Holdings, Inc.	7,059	467,235
Spire, Inc.	6,295	454,940
UGI Corp.	25,281	1,170,763

		3,611,944

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM MID CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Multi-Utilities (0.5%)
Black Hills Corp.	7,645	$501,741
MDU Resources Group, Inc.	24,430	765,636
NorthWestern Corp.	6,164	371,196

		1,638,573

Water Utilities (0.4%)
Essential Utilities, Inc.	27,084	1,237,739

Total Utilities		9,411,755

Total Common Stocks (90.2%) (Cost $170,861,381)		284,511,087

SHORT-TERM INVESTMENTS:
Investment Company (6.1%)
JPMorgan Prime Money Market Fund, IM Shares	18,982,515	18,992,006

	Principal Amount	Value (Note 1)
Repurchase Agreements (0.6%)
Citigroup Global Markets, Inc., 0.07%, dated 6/30/21, due 7/1/21, repurchase price $1,684,340, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-3.625%, maturing 4/30/22-6/30/28; total market value $1,718,023. (xx)	$1,684,337	1,684,337
Deutsche Bank AG, 0.17%, dated 6/30/21, due 7/1/21, repurchase price $33,441, collateralized by various Foreign Government Agency Securities, ranging from 0.125%-1.875%, maturing 2/12/22-2/15/23; total market value $34,111. (xx)	33,441	33,441
HSBC Bank plc, 0.10%, dated 6/30/21, due 7/1/21, repurchase price $100,000, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-6.125%, maturing 7/15/21-2/15/50; total market value $102,041. (xx)	100,000	100,000
HSBC Bank plc, 0.10%, dated 6/30/21, due 7/1/21, repurchase price $100,000, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-6.125%, maturing 7/15/21-2/15/50; total market value $102,041. (xx)	100,000	100,000

Total Repurchase Agreements		1,917,778

Total Short-Term Investments (6.7%) (Cost $20,905,656)		20,909,784

Total Investments in Securities (96.9%) (Cost $191,767,037)		305,420,871
Other Assets Less Liabilities (3.1%)		9,925,200

Net Assets (100%)		$315,346,071

*	Non-income producing.
(x)	All or a portion of security is on loan at June 30, 2021.
(xx)

At June 30, 2021, the Portfolio had loaned securities with a total value of $2,417,223. This was collateralized by $570,155 of various U.S. Government Treasury Securities, ranging from 0.000% - 8.000%, maturing 7/8/21 - 2/15/51 and by cash of $1,917,778 which was subsequently invested in joint repurchase agreements as detailed in the Notes to the Financial Statements.

Glossary:

USD	— United States Dollar

Futures contracts outstanding as of June 30, 2021 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P Midcap 400 E-Mini Index	115	9/2021	USD	30,962,600	(459,201)

					(459,201)

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM MID CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2021:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$5,129,817	$—	$—	$5,129,817
Consumer Discretionary	42,096,229	—	—	42,096,229
Consumer Staples	9,762,788	—	—	9,762,788
Energy	5,867,509	—	—	5,867,509
Financials	43,062,644	—	—	43,062,644
Health Care	31,510,946	—	—	31,510,946
Industrials	50,701,555	634,072	—	51,335,627
Information Technology	40,926,350	—	—	40,926,350
Materials	17,997,714	—	—	17,997,714
Real Estate	27,409,708	—	—	27,409,708
Utilities	9,411,755	—	—	9,411,755
Short-Term Investments
Investment Company	18,992,006	—	—	18,992,006
Repurchase Agreements	—	1,917,778	—	1,917,778

Total Assets	$302,869,021	$2,551,850	$—	$305,420,871

Liabilities:
Futures	$(459,201)	$—	$—	$(459,201)

Total Liabilities	$(459,201)	$—	$—	$(459,201)

Total	$302,409,820	$2,551,850	$—	$304,961,670

Fair Values of Derivative Instruments as of June 30, 2021:

	Statement of Assets and Liabilities
Derivatives Contracts^	Liability Derivatives	Fair Value
Equity contracts	Payables, Net assets – Unrealized depreciation	$(459,201	)*

Total		$(459,201)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM MID CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2021:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$5,734,493	$5,734,493

Total	$5,734,493	$5,734,493

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$(1,159,581)	$(1,159,581)

Total	$(1,159,581)	$(1,159,581)

^ This Portfolio held futures contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

The Portfolio held futures contracts with an average notional balance of approximately $31,106,000 during the six months ended June 30, 2021.

Investment security transactions for the six months ended June 30, 2021 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities (affiliated 26%)*	$24,298,912
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities (affiliated 20%)*	$51,291,973

*	During the six months ended June 30, 2021, the Portfolio engaged in purchases and sales of securities pursuant to Rule 17a-7 of the 1940 Act (amount is percentage of total Purchases and/or Sales).

As of June 30, 2021, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$118,170,181
Aggregate gross unrealized depreciation	(5,829,656)

Net unrealized appreciation	$112,340,525

Federal income tax cost of investments in securities and derivative instruments, if applicable	$192,621,145

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM MID CAP MANAGED VOLATILITY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2021 (Unaudited)

ASSETS
Investments in Securities, at value (x)
Unaffiliated Issuers (Cost $189,849,259)	$303,503,093
Repurchase Agreements (Cost $1,917,778)	1,917,778
Cash	10,200,182
Cash held as collateral at broker for futures	1,691,100
Dividends, interest and other receivables	227,206
Due from broker for futures variation margin	29,902
Receivable for Portfolio shares sold	2,461
Securities lending income receivable	502
Other assets	3,046

Total assets	317,575,270

LIABILITIES
Payable for return of collateral on securities loaned	1,917,778
Investment management fees payable	110,738
Payable for Portfolio shares redeemed	98,766
Administrative fees payable	30,756
Accrued expenses	71,161

Total liabilities	2,229,199

NET ASSETS	$315,346,071

Net assets were comprised of:
Paid in capital	$188,861,981
Total distributable earnings (loss)	126,484,090

Net assets	$315,346,071

Class K
Net asset value, offering and redemption price per share, $315,346,071 / 33,141,120 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.52

(x)	Includes value of securities on loan of $2,417,223.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2021 (Unaudited)

INVESTMENT INCOME
Dividends	$1,926,645
Securities lending (net)	4,331

Total income	1,930,976

EXPENSES
Investment management fees	704,912
Administrative fees	186,609
Custodian fees	35,980
Professional fees	30,571
Printing and mailing expenses	18,624
Trustees’ fees	3,959
Miscellaneous	2,834

Gross expenses	983,489
Less: Waiver from investment manager	(42,769)

Net expenses	940,720

NET INVESTMENT INCOME (LOSS)	990,256

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	18,583,402
Futures contracts	5,734,493

Net realized gain (loss)	24,317,895

Change in unrealized appreciation (depreciation) on:
Investments in securities	25,029,044
Futures contracts	(1,159,581)

Net change in unrealized appreciation (depreciation)	23,869,463

NET REALIZED AND UNREALIZED GAIN (LOSS)	48,187,358

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$49,177,614

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM MID CAP MANAGED VOLATILITY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31, 2020
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$990,256	$2,162,078
Net realized gain (loss)	24,317,895	11,474,026
Net change in unrealized appreciation (depreciation)	23,869,463	30,509,759

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	49,177,614	44,145,863

Distributions to shareholders:
Class K	—	(28,757,939)

CAPITAL SHARES TRANSACTIONS:
Class K
Capital shares sold [ 96,265 and 7,876,576 shares, respectively ]	877,540	51,209,053
Capital shares issued in reinvestment of dividends and distributions [ 0 and 3,688,588 shares, respectively ]	—	28,757,939
Capital shares repurchased [ (3,528,275) and (4,660,462) shares, respectively ]	(31,585,588)	(34,215,537)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(30,708,048)	45,751,455

TOTAL INCREASE (DECREASE) IN NET ASSETS	18,469,566	61,139,379
NET ASSETS:
Beginning of period	296,876,505	235,737,126

End of period	$315,346,071	$296,876,505

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM MID CAP MANAGED VOLATILITY PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31,
Class K			2020	2019	2018	2017	2016
Net asset value, beginning of period	$8.12		$7.95	$6.60	$8.31	$8.03	$7.25

Income (loss) from investment operations:
Net investment income (loss) (e)	0.03		0.06	0.08	0.08	0.06	0.07
Net realized and unrealized gain (loss)	1.37		0.96	1.59	(1.04)	1.16	1.38

Total from investment operations	1.40		1.02	1.67	(0.96)	1.22	1.45

Less distributions:
Dividends from net investment income	—		(0.06)	(0.09)	(0.09)	(0.08)	(0.08)
Distributions from net realized gains	—		(0.79)	(0.23)	(0.66)	(0.86)	(0.59)
Return of capital	—		—	—	— #	—	—

Total dividends and distributions	—		(0.85)	(0.32)	(0.75)	(0.94)	(0.67)

Net asset value, end of period	$9.52		$8.12	$7.95	$6.60	$8.31	$8.03

Total return (b)	17.24%		13.46%	25.29%	(12.14)%	15.47%	20.02%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$315,346		$296,877	$235,737	$172,193	$203,144	$200,381
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.60%		0.60%	0.60%	0.60%	0.60%	0.63%
Before waivers and reimbursements (a)(f)	0.63%		0.65%	0.66%	0.65%	0.64%	0.65%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	0.63%		0.88%	1.10%	1.00%	0.73%	0.96%
Before waivers and reimbursements (a)(f)	0.60%		0.84%	1.04%	0.95%	0.69%	0.94%
Portfolio turnover rate^	9	%(z)	23%	23%	22%	16%	16%
#	Per share amount is less than $0.005.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2021	% of Net Assets
Health Care	19.0%
Financials	13.3
Industrials	12.8
Information Technology	12.2
Consumer Discretionary	10.6
Investment Companies	6.7
Real Estate	6.2
Repurchase Agreements	4.6
Energy	3.8
Materials	3.5
Communication Services	3.4
Consumer Staples	2.9
Utilities	2.1
Cash and Other	(1.1)

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2021 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/21	Ending Account Value 6/30/21	Expenses Paid During Period* 1/1/21 - 6/30/21
Class K
Actual	$1,000.00	$1,170.10	$3.23
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.82	3.01

* Expenses are equal to the Portfolio’s Class K shares annualized expense ratio of 0.60%, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (3.4%)
Diversified Telecommunication Services (0.6%)
Anterix, Inc.*	3,423	$205,346
ATN International, Inc.	5,220	237,458
Bandwidth, Inc., Class A*	10,186	1,404,853
Cincinnati Bell, Inc.*	21,780	335,848
Cogent Communications Holdings, Inc.	19,681	1,513,272
Consolidated Communications Holdings, Inc.*	32,472	285,429
Globalstar, Inc. (x)*	261,601	465,650
IDT Corp., Class B*	6,114	225,973
Iridium Communications, Inc.*	53,009	2,119,830
Liberty Latin America Ltd., Class A*	15,164	210,173
Liberty Latin America Ltd., Class C*	67,042	945,292
Ooma, Inc.*	10,264	193,579
ORBCOMM, Inc.*	30,924	347,586
Radius Global Infrastructure, Inc. (x)*	13,371	193,879

		8,684,168

Entertainment (1.0%)
AMC Entertainment Holdings, Inc., Class A (x)*	176,730	10,017,056
Chicken Soup For The Soul Entertainment, Inc. (x)*	3,431	142,043
Cinemark Holdings, Inc.*	50,727	1,113,458
CuriosityStream, Inc. (x)*	7,867	107,306
Eros STX Global Corp.*	95,235	145,710
IMAX Corp.*	24,145	519,117
Liberty Media Corp.-Liberty Braves, Class A*	6,181	174,428
Liberty Media Corp.-Liberty Braves, Class C*	15,670	435,156
Lions Gate Entertainment Corp., Class A*	27,161	562,233
Lions Gate Entertainment Corp., Class B*	47,456	868,445
LiveXLive Media, Inc. (x)*	15,723	74,213
Madison Square Garden Entertainment Corp.*	8,152	684,523
Marcus Corp. (The) (x)*	11,367	241,094

		15,084,782

Interactive Media & Services (0.5%)
Cargurus, Inc.*	40,939	1,073,830
Cars.com, Inc.*	24,868	356,358
Eventbrite, Inc., Class A*	29,266	556,054
EverQuote, Inc., Class A*	8,070	263,728
fuboTV, Inc.*	56,919	1,827,669
Liberty TripAdvisor Holdings, Inc., Class A*	22,893	93,174
MediaAlpha, Inc., Class A*	9,236	388,836
QuinStreet, Inc.*	23,025	427,804
TrueCar, Inc.*	42,395	239,532
Yelp, Inc.*	33,346	1,332,506

		6,559,491

Media (1.1%)
Advantage Solutions, Inc.*	27,845	300,447
AMC Networks, Inc., Class A*	13,036	870,805
Boston Omaha Corp., Class A*	7,894	250,319
Cardlytics, Inc.*	14,081	1,787,301
Clear Channel Outdoor Holdings, Inc. (x)*	151,362	399,596
comScore, Inc.*	20,472	102,360
Daily Journal Corp.*	581	196,668
Digital Media Solutions, Inc. (x)*	1,007	9,748
Emerald Holding, Inc.*	7,654	41,255
Entercom Communications Corp.*	35,758	154,117
Entravision Communications Corp., Class A	30,190	201,669
EW Scripps Co. (The), Class A	27,539	561,520
Fluent, Inc. (x)*	12,747	37,349
Gannett Co., Inc.*	52,708	289,367
Gray Television, Inc.	39,056	913,910
Hemisphere Media Group, Inc.*	9,357	110,413
iHeartMedia, Inc., Class A*	48,379	1,302,846
John Wiley & Sons, Inc., Class A	18,632	1,121,274
Loral Space & Communications, Inc.	5,836	226,729
Magnite, Inc.*	48,474	1,640,360
MDC Partners, Inc., Class A*	15,916	93,109
Meredith Corp.*	17,634	766,021
MSG Networks, Inc., Class A*	12,429	181,215
National CineMedia, Inc.	18,800	95,316
Scholastic Corp.	12,707	481,468
Sinclair Broadcast Group, Inc., Class A	22,639	752,068
TechTarget, Inc.*	11,298	875,482
TEGNA, Inc.	97,042	1,820,508
Thryv Holdings, Inc.*	1,920	68,678
WideOpenWest, Inc.*	21,789	451,250

		16,103,168

Wireless Telecommunication Services (0.2%)
Gogo, Inc. (x)*	17,973	204,533
Shenandoah Telecommunications Co.	22,419	1,087,546
Telephone and Data Systems, Inc.	43,576	987,432
United States Cellular Corp.*	6,226	226,066

		2,505,577

Total Communication Services		48,937,186

Consumer Discretionary (10.6%)
Auto Components (1.2%)
Adient plc*	41,212	1,862,782
American Axle & Manufacturing Holdings, Inc.*	49,466	511,973
Cooper-Standard Holdings, Inc.*	5,100	147,900
Dana, Inc.	68,234	1,621,240
Dorman Products, Inc.*	12,396	1,285,093
Fox Factory Holding Corp.*	18,432	2,869,125
Gentherm, Inc.*	15,631	1,110,583
Goodyear Tire & Rubber Co. (The)*	121,763	2,088,235

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
LCI Industries	11,686	$1,535,774
Modine Manufacturing Co.*	17,142	284,386
Motorcar Parts of America, Inc.*	7,501	168,322
Patrick Industries, Inc.	10,750	784,750
Standard Motor Products, Inc.	6,400	277,440
Stoneridge, Inc.*	8,062	237,829
Tenneco, Inc., Class A*	30,600	591,192
Visteon Corp.*	12,022	1,453,941
XL Fleet Corp. (x)*	27,635	230,200
XPEL, Inc. (m)*	7,684	644,457

		17,705,222

Automobiles (0.3%)
Arcimoto, Inc. (x)*	8,316	142,952
Canoo, Inc. (x)*	37,727	375,007
Fisker, Inc. (x)*	68,626	1,323,109
Lordstown Motors Corp. (x)*	48,483	536,222
Winnebago Industries, Inc.	15,104	1,026,468
Workhorse Group, Inc. (x)*	52,697	874,243

		4,278,001

Distributors (0.1%)
Core-Mark Holding Co., Inc.	19,740	888,498
Funko, Inc., Class A (x)*	14,069	299,388
Greenlane Holdings, Inc., Class A*	3,892	17,397

		1,205,283

Diversified Consumer Services (0.6%)
2U, Inc.*	30,997	1,291,645
Adtalem Global Education, Inc.*	23,507	837,789
American Public Education, Inc.*	6,210	175,991
Carriage Services, Inc.	6,581	243,300
Coursera, Inc. (x)*	6,796	268,850
Graham Holdings Co., Class B	1,674	1,061,149
Houghton Mifflin Harcourt Co.*	52,833	583,276
Laureate Education, Inc., Class A*	48,066	697,438
OneSpaWorld Holdings Ltd. (x)*	20,534	198,974
Perdoceo Education Corp.*	23,261	285,412
Regis Corp.*	6,962	65,164
StoneMor, Inc. (x)*	8,585	22,493
Strategic Education, Inc.	11,057	840,995
Stride, Inc.*	18,020	578,983
Vivint Smart Home, Inc.*	36,038	475,702
WW International, Inc.*	22,704	820,523

		8,447,684

Hotels, Restaurants & Leisure (2.1%)
Accel Entertainment, Inc.*	23,685	281,141
Bally’s Corp.*	14,086	762,193
Biglari Holdings, Inc., Class B*	467	74,473
BJ’s Restaurants, Inc.*	10,121	497,346
Bloomin’ Brands, Inc.*	39,881	1,082,370
Bluegreen Vacations Holding Corp.*	8,624	155,232
Brinker International, Inc.*	21,121	1,306,334
Carrols Restaurant Group, Inc.*	10,518	63,213
Century Casinos, Inc.*	8,291	111,348
Cheesecake Factory, Inc. (The)*	19,331	1,047,354
Chuy’s Holdings, Inc.*	6,136	228,627
Cracker Barrel Old Country Store, Inc.	10,865	1,613,018
Dave & Buster’s Entertainment, Inc.*	18,245	740,747
Del Taco Restaurants, Inc.	8,798	88,068
Denny’s Corp.*	27,885	459,824
Dine Brands Global, Inc.*	7,732	690,081
Drive Shack, Inc. (x)*	24,674	81,671
El Pollo Loco Holdings, Inc.*	5,860	107,179
ESC Co. (r)*	13,347	—
Esports Technologies, Inc.*	706	14,868
Everi Holdings, Inc.*	38,748	966,375
Fiesta Restaurant Group, Inc.*	7,939	106,621
Full House Resorts, Inc.*	9,717	96,587
GAN Ltd. (x)*	12,256	201,489
Golden Entertainment, Inc.*	7,175	321,440
Golden Nugget Online Gaming, Inc.*	9,701	123,785
Hall of Fame Resort & Entertainment Co. (x)*	16,553	65,053
Hilton Grand Vacations, Inc.*	36,943	1,529,071
International Game Technology plc*	47,030	1,126,839
Jack in the Box, Inc.	10,679	1,190,068
Kura Sushi USA, Inc., Class A (x)*	1,016	38,618
Lindblad Expeditions Holdings, Inc.*	9,321	149,229
Monarch Casino & Resort, Inc.*	4,764	315,234
Nathan’s Famous, Inc.	1,616	115,253
NEOGAMES SA*	3,718	228,545
Noodles & Co.*	16,078	200,653
ONE Group Hospitality, Inc. (The)*	5,707	62,891
Papa John’s International, Inc.	15,449	1,613,494
PlayAGS, Inc.*	8,268	81,853
RCI Hospitality Holdings, Inc.	2,873	190,193
Red Robin Gourmet Burgers, Inc.*	4,775	158,100
Red Rock Resorts, Inc., Class A*	27,531	1,170,068
Rush Street Interactive, Inc. (x)*	15,890	194,811
Ruth’s Hospitality Group, Inc.*	10,335	238,015
Scientific Games Corp., Class A*	41,603	3,221,736
SeaWorld Entertainment, Inc.*	22,297	1,113,512
Shake Shack, Inc., Class A*	17,249	1,845,988
Target Hospitality Corp. (x)*	13,788	51,154
Texas Roadhouse, Inc.	30,486	2,932,753
Wingstop, Inc.	13,031	2,054,077

		31,108,592

Household Durables (1.7%)
Aterian, Inc.*	5,958	87,166
Bassett Furniture Industries, Inc.	2,683	65,331
Beazer Homes USA, Inc.*	10,800	208,332
Casper Sleep, Inc.*	8,645	71,235
Cavco Industries, Inc.*	4,132	918,089
Century Communities, Inc.	13,207	878,794
Ethan Allen Interiors, Inc.	7,337	202,501
Flexsteel Industries, Inc. (x)	1,896	76,579
GoPro, Inc., Class A*	55,172	642,754
Green Brick Partners, Inc.*	14,104	320,725
Hamilton Beach Brands Holding Co., Class A	3,962	88,234

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Helen of Troy Ltd.*	11,085	$2,528,710
Hooker Furniture Corp.	4,455	154,321
Hovnanian Enterprises, Inc., Class A (x)*	1,538	163,474
Installed Building Products, Inc.	10,665	1,304,969
iRobot Corp. (x)*	13,017	1,215,658
KB Home	38,815	1,580,547
Landsea Homes Corp.*	1,586	13,275
La-Z-Boy, Inc.	19,869	735,948
Legacy Housing Corp.*	5,095	86,156
LGI Homes, Inc.*	9,586	1,552,357
Lifetime Brands, Inc.	4,008	60,000
Lovesac Co. (The)*	3,896	310,862
M.D.C. Holdings, Inc.	25,647	1,297,738
M/I Homes, Inc.*	12,703	745,285
Meritage Homes Corp.*	16,331	1,536,420
Purple Innovation, Inc.*	19,622	518,217
Skyline Champion Corp.*	25,097	1,337,670
Sonos, Inc.*	53,354	1,879,661
Taylor Morrison Home Corp., Class A*	55,172	1,457,644
Tri Pointe Homes, Inc.*	50,891	1,090,594
Tupperware Brands Corp.*	21,396	508,155
Universal Electronics, Inc.*	4,923	238,766
VOXX International Corp.*	4,754	66,604
Vuzix Corp.*	17,897	328,410

		24,271,181

Internet & Direct Marketing Retail (0.7%)
1-800-Flowers.com, Inc., Class A*	12,163	387,635
CarParts.com, Inc.*	14,463	294,467
Duluth Holdings, Inc., Class B (x)*	3,666	75,703
Groupon, Inc. (x)*	10,370	447,569
Lands’ End, Inc.*	7,063	289,936
Liquidity Services, Inc.*	8,170	207,927
Overstock.com, Inc. (x)*	19,762	1,822,056
PetMed Express, Inc. (x)	6,068	193,266
Porch Group, Inc.*	11,627	224,866
Quotient Technology, Inc.*	39,459	426,552
RealReal, Inc. (The)*	34,359	678,934
Revolve Group, Inc.*	15,556	1,071,808
Shutterstock, Inc.	9,957	977,479
Stamps.com, Inc.*	8,043	1,610,932
Stitch Fix, Inc., Class A*	27,396	1,651,979

		10,361,109

Leisure Products (0.5%)
Acushnet Holdings Corp.	15,697	775,432
American Outdoor Brands, Inc.*	4,283	150,505
AMMO, Inc.*	20,067	196,456
Callaway Golf Co.*	49,168	1,658,437
Clarus Corp.	10,302	264,761
Escalade, Inc.	3,215	73,784
Genius Brands International, Inc. (x)*	85,496	157,313
Johnson Outdoors, Inc., Class A	2,018	244,178
Latham Group, Inc.*	10,839	346,414
Malibu Boats, Inc., Class A*	9,756	715,407
Marine Products Corp.	6,397	98,770
MasterCraft Boat Holdings, Inc.*	6,724	176,774
Nautilus, Inc.*	9,140	154,009
Smith & Wesson Brands, Inc.	23,646	820,516
Sturm Ruger & Co., Inc.	7,853	706,613
Vista Outdoor, Inc.*	27,478	1,271,682

		7,811,051

Multiline Retail (0.3%)
Big Lots, Inc.	17,032	1,124,282
Dillard’s, Inc., Class A (x)	2,724	492,717
Franchise Group, Inc.	10,655	375,802
Macy’s, Inc.*	139,448	2,643,934

		4,636,735

Specialty Retail (2.4%)
Aaron’s Co., Inc. (The)	14,902	476,715
Abercrombie & Fitch Co., Class A*	28,792	1,336,813
Academy Sports & Outdoors, Inc.*	26,662	1,099,541
American Eagle Outfitters, Inc. (x)	66,602	2,499,573
America’s Car-Mart, Inc.*	2,231	316,177
Arko Corp. (x)*	10,293	94,593
Asbury Automotive Group, Inc.*	8,608	1,475,153
At Home Group, Inc.*	27,880	1,027,099
Barnes & Noble Education, Inc.*	11,449	82,547
Bed Bath & Beyond, Inc.*	49,809	1,658,142
Big 5 Sporting Goods Corp. (x)	6,301	161,810
Blink Charging Co. (x)*	15,743	648,139
Boot Barn Holdings, Inc.*	12,001	1,008,684
Buckle, Inc. (The)	12,580	625,855
Caleres, Inc.	11,318	308,868
Camping World Holdings, Inc., Class A	18,545	760,160
CarLotz, Inc. (x)*	13,038	71,187
Cato Corp. (The), Class A	7,378	124,467
Chico’s FAS, Inc.*	36,838	242,394
Children’s Place, Inc. (The)*	6,305	586,743
Citi Trends, Inc.*	2,731	237,597
Conn’s, Inc.*	5,487	139,918
Container Store Group, Inc. (The)*	9,390	122,446
Designer Brands, Inc., Class A*	26,666	441,322
Genesco, Inc.*	5,102	324,895
Group 1 Automotive, Inc.	7,686	1,186,949
GrowGeneration Corp. (x)*	22,068	1,061,471
Guess?, Inc.	17,681	466,778
Haverty Furniture Cos., Inc.	5,136	219,615
Hibbett, Inc.*	7,300	654,299
JOANN, Inc. (x)	3,397	53,503
Kirkland’s, Inc.*	4,179	95,615
Lazydays Holdings, Inc. (x)*	2,097	46,134
Lumber Liquidators Holdings, Inc.*	8,783	185,321
MarineMax, Inc.*	9,547	465,321
Monro, Inc.	15,009	953,222
Murphy USA, Inc.	11,104	1,480,940
National Vision Holdings, Inc.*	35,649	1,822,733
ODP Corp. (The)*	22,359	1,073,456
OneWater Marine, Inc., Class A	3,106	130,545
Party City Holdco, Inc.*	47,602	444,127
Rent-A-Center, Inc.	28,542	1,514,724
Sally Beauty Holdings, Inc.*	52,813	1,165,583

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Shift Technologies, Inc. (x)*	18,817	$161,450
Shoe Carnival, Inc.	3,418	244,695
Signet Jewelers Ltd.*	22,956	1,854,615
Sleep Number Corp.*	11,327	1,245,404
Sonic Automotive, Inc., Class A	11,127	497,822
Sportsman’s Warehouse Holdings, Inc.*	13,313	236,572
Tilly’s, Inc., Class A	7,163	114,465
TravelCenters of America, Inc.*	3,755	109,796
Urban Outfitters, Inc.*	32,396	1,335,363
Winmark Corp.	1,148	220,508
Zumiez, Inc.*	9,418	461,388

		35,373,252

Textiles, Apparel & Luxury Goods (0.7%)
Crocs, Inc.*	27,974	3,259,530
Fossil Group, Inc.*	14,258	203,604
G-III Apparel Group Ltd.*	19,712	647,736
Kontoor Brands, Inc.	24,080	1,358,353
Movado Group, Inc.	6,027	189,670
Oxford Industries, Inc.	7,208	712,439
PLBY Group, Inc. (x)*	6,914	268,885
Rocky Brands, Inc.	2,063	114,703
Steven Madden Ltd.	35,554	1,555,843
Superior Group of Cos., Inc.	3,612	86,363
Unifi, Inc.*	5,772	140,606
Vera Bradley, Inc.*	8,126	100,681
Wolverine World Wide, Inc.	37,465	1,260,323

		9,898,736

Total Consumer Discretionary		155,096,846

Consumer Staples (2.9%)
Beverages (0.3%)
Celsius Holdings, Inc.*	19,113	1,454,308
Coca-Cola Consolidated, Inc.	2,142	861,362
Duckhorn Portfolio, Inc. (The) (x)*	11,813	260,595
MGP Ingredients, Inc.	4,988	337,388
National Beverage Corp.	11,147	526,473
NewAge, Inc. (x)*	44,533	99,309
Primo Water Corp.	73,996	1,237,953

		4,777,388

Food & Staples Retailing (0.8%)
Andersons, Inc. (The)	13,725	419,024
BJ’s Wholesale Club Holdings, Inc.*	61,074	2,905,901
Chefs’ Warehouse, Inc. (The)*	9,611	305,918
HF Foods Group, Inc. (x)*	11,041	58,407
Ingles Markets, Inc., Class A	4,554	265,361
MedAvail Holdings, Inc. (x)*	3,334	40,841
Natural Grocers by Vitamin Cottage, Inc.	3,904	41,929
Performance Food Group Co.*	59,017	2,861,734
PriceSmart, Inc.	10,561	961,157
Rite Aid Corp.*	23,681	386,000
SpartanNash Co.	10,931	211,078
Sprouts Farmers Market, Inc.*	51,255	1,273,687
United Natural Foods, Inc.*	26,009	961,813
Village Super Market, Inc., Class A	3,612	84,918
Weis Markets, Inc.	5,257	271,577

		11,049,345

Food Products (0.9%)
AppHarvest, Inc. (x)*	14,574	233,184
B&G Foods, Inc. (x)	30,244	992,003
Calavo Growers, Inc.	7,731	490,300
Cal-Maine Foods, Inc.	15,346	555,679
Fresh Del Monte Produce, Inc.	14,356	472,025
Hostess Brands, Inc.*	57,490	930,763
J & J Snack Foods Corp.	7,028	1,225,753
John B Sanfilippo & Son, Inc.	2,925	259,067
Laird Superfood, Inc. (x)*	1,833	54,752
Lancaster Colony Corp.	8,747	1,692,632
Landec Corp.*	10,590	119,138
Limoneira Co.	6,491	113,917
Mission Produce, Inc. (x)*	11,048	228,804
Sanderson Farms, Inc.	9,507	1,787,031
Seneca Foods Corp., Class A*	2,277	116,309
Simply Good Foods Co. (The)*	38,431	1,403,116
Tattooed Chef, Inc. (x)*	14,235	305,341
Tootsie Roll Industries, Inc. (x)	8,216	278,605
TreeHouse Foods, Inc.*	22,406	997,515
Utz Brands, Inc.	25,448	554,512
Vital Farms, Inc. (x)*	7,708	153,852
Whole Earth Brands, Inc.*	11,111	161,109

		13,125,407

Household Products (0.3%)
Central Garden & Pet Co.*	2,948	156,037
Central Garden & Pet Co., Class A*	18,799	907,992
Energizer Holdings, Inc.	29,367	1,262,194
Oil-Dri Corp. of America	2,431	83,092
WD-40 Co.	6,139	1,573,364

		3,982,679

Personal Products (0.5%)
Beauty Health Co. (The) (x)*	14,161	237,905
BellRing Brands, Inc., Class A*	18,067	566,220
Edgewell Personal Care Co.	25,137	1,103,514
elf Beauty, Inc.*	19,582	531,455
Honest Co., Inc. (The) (x)*	7,520	121,749
Inter Parfums, Inc.	8,157	587,304
Medifast, Inc.	5,466	1,546,769
Nature’s Sunshine Products, Inc.	3,775	65,572
Nu Skin Enterprises, Inc., Class A	21,471	1,216,332
Revlon, Inc., Class A (x)*	2,274	29,198
USANA Health Sciences, Inc.*	5,958	610,278
Veru, Inc.*	19,294	155,702

		6,771,998

Tobacco (0.1%)
22nd Century Group, Inc. (x)*	45,602	211,137
Turning Point Brands, Inc.	4,431	202,807
Universal Corp.	11,238	640,229
Vector Group Ltd.	66,426	939,264

		1,993,437

Total Consumer Staples		41,700,254

Energy (3.8%)
Energy Equipment & Services (0.8%)
Archrock, Inc.	57,305	510,587
Aspen Aerogels, Inc.*	6,552	196,036

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Bristow Group, Inc.*	3,775	$96,678
Cactus, Inc., Class A	23,324	856,457
ChampionX Corp.*	86,766	2,225,548
DMC Global, Inc.*	9,560	537,368
Dril-Quip, Inc.*	15,637	529,000
Frank’s International NV*	81,238	246,151
FTS International, Inc., Class A*	2,618	74,063
Helix Energy Solutions Group, Inc. (x)*	61,870	353,278
Helmerich & Payne, Inc.	45,429	1,482,348
Liberty Oilfield Services, Inc., Class A*	34,255	485,051
Nabors Industries Ltd. (x)*	3,272	373,793
National Energy Services Reunited Corp. (x)*	15,799	225,136
Newpark Resources, Inc.*	38,594	133,535
NexTier Oilfield Solutions, Inc.*	78,212	372,289
Oceaneering International, Inc.*	42,398	660,137
Oil States International, Inc.*	18,467	144,966
Patterson-UTI Energy, Inc.	87,593	870,674
ProPetro Holding Corp.*	37,141	340,212
RPC, Inc.*	34,328	169,924
Select Energy Services, Inc., Class A*	32,202	194,500
Solaris Oilfield Infrastructure, Inc., Class A	9,602	93,523
TETRA Technologies, Inc.*	36,861	159,977
Tidewater, Inc.*	17,563	211,634
US Silica Holdings, Inc.*	32,159	371,758

		11,914,623

Oil, Gas & Consumable Fuels (3.0%)
Aemetis, Inc. (x)*	7,095	79,251
Alto Ingredients, Inc. (x)*	21,769	133,009
Altus Midstream Co. (x)	990	66,835
Antero Resources Corp.*	127,522	1,916,656
Arch Resources, Inc.*	4,628	263,703
Berry Corp.	30,663	206,055
Bonanza Creek Energy, Inc.	12,018	565,687
Brigham Minerals, Inc., Class A	19,937	424,459
California Resources Corp.*	36,377	1,096,403
Callon Petroleum Co. (x)*	17,288	997,345
Centennial Resource Development, Inc., Class A (x)*	78,247	530,515
Centrus Energy Corp., Class A (x)*	2,784	70,658
Chesapeake Energy Corp.	42,687	2,216,309
Clean Energy Fuels Corp. (x)*	59,694	605,894
CNX Resources Corp.*	98,190	1,341,275
Comstock Resources, Inc.*	47,514	316,918
CONSOL Energy, Inc.*	10,328	190,758
Contango Oil & Gas Co. (x)*	53,700	231,984
CVR Energy, Inc.	16,474	295,873
Delek US Holdings, Inc.	30,951	669,161
Denbury, Inc. (x)*	21,826	1,675,800
DHT Holdings, Inc.	59,661	387,200
Diamond S Shipping, Inc., Class S*	14,874	148,145
Dorian LPG Ltd.*	13,743	194,051
Earthstone Energy, Inc., Class A*	7,448	82,449
Energy Fuels, Inc. (x)*	54,885	332,054
Equitrans Midstream Corp.	176,824	1,504,772
Extraction Oil & Gas, Inc.*	7,167	393,540
Falcon Minerals Corp.	12,122	61,580
Frontline Ltd. (x)	49,384	444,456
Gevo, Inc. (x)*	84,424	613,763
Golar LNG Ltd.*	43,127	571,433
Green Plains, Inc.*	16,030	538,929
HighPeak Energy, Inc. (x)*	1,210	12,378
International Seaways, Inc.	10,885	208,774
Kosmos Energy Ltd.*	191,401	662,247
Laredo Petroleum, Inc. (x)*	5,535	513,593
Magnolia Oil & Gas Corp., Class A*	56,709	886,362
Matador Resources Co.	47,922	1,725,671
Meta Materials, Inc.*	18,806	140,857
Murphy Oil Corp.	63,345	1,474,672
Nordic American Tankers Ltd.	73,227	240,185
Northern Oil and Gas, Inc.	21,395	444,374
Oasis Petroleum, Inc.	8,747	879,511
Ovintiv, Inc.	116,914	3,679,284
Par Pacific Holdings, Inc.*	22,773	383,042
PBF Energy, Inc., Class A*	45,503	696,196
PDC Energy, Inc.	45,137	2,066,823
Peabody Energy Corp.*	21,378	169,528
Penn Virginia Corp.*	4,856	114,650
Range Resources Corp.*	108,435	1,817,371
Renewable Energy Group, Inc.*	19,716	1,229,095
REX American Resources Corp.*	2,479	223,556
Riley Exploration Permian, Inc. (x)	700	20,286
Scorpio Tankers, Inc. (x)	20,781	458,221
SFL Corp. Ltd.	43,953	336,240
SM Energy Co.	52,430	1,291,351
Southwestern Energy Co.*	293,083	1,661,781
Talos Energy, Inc.*	21,129	330,458
Teekay Corp.*	20,539	76,405
Teekay Tankers Ltd., Class A (x)*	7,214	104,026
Tellurian, Inc. (x)*	137,165	637,817
Uranium Energy Corp. (x)*	96,696	257,211
Ur-Energy, Inc. (x)*	53,823	75,352
Vine Energy, Inc., Class A (x)*	10,045	156,602
W&T Offshore, Inc.*	29,617	143,642
Whiting Petroleum Corp.*	17,029	928,932
World Fuel Services Corp.	28,484	903,797

		44,117,210

Total Energy		56,031,833

Financials (13.3%)
Banks (7.0%)
1st Source Corp.	5,500	255,530
Allegiance Bancshares, Inc.	6,733	258,817
Altabancorp	5,566	241,063
Amalgamated Financial Corp.	6,254	97,750
Amerant Bancorp, Inc.*	7,268	155,390
American National Bankshares, Inc.	3,971	123,458
Ameris Bancorp	31,469	1,593,275
Arrow Financial Corp.	5,153	185,250
Associated Banc-Corp.	64,109	1,312,952
Atlantic Capital Bancshares, Inc.*	6,320	160,907
Atlantic Union Bankshares Corp.	36,638	1,327,028
Banc of California, Inc.	13,650	239,421
BancFirst Corp.	7,700	480,711

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Bancorp, Inc. (The)*	23,366	$537,652
BancorpSouth Bank	45,348	1,284,709
Bank First Corp. (x)	2,366	165,076
Bank of Marin Bancorp	4,290	136,851
Bank of NT Butterfield & Son Ltd. (The)	25,341	898,338
BankUnited, Inc.	40,776	1,740,727
Banner Corp.	14,917	808,651
Bar Harbor Bankshares	5,505	157,553
Berkshire Hills Bancorp, Inc.	21,198	581,037
Blue Ridge Bankshares, Inc. (x)	4,793	83,973
Boston Private Financial Holdings, Inc.	37,265	549,659
Brookline Bancorp, Inc.	34,741	519,378
Bryn Mawr Bank Corp.	6,521	275,121
Business First Bancshares, Inc.	6,981	160,214
Byline Bancorp, Inc.	8,782	198,737
Cadence Bancorp	54,031	1,128,167
Cambridge Bancorp	2,555	212,039
Camden National Corp.	5,269	251,647
Capital Bancorp, Inc.*	3,483	71,227
Capital City Bank Group, Inc.	5,224	134,727
Capstar Financial Holdings, Inc.	6,942	142,311
Carter Bankshares, Inc.*	9,327	116,681
Cathay General Bancorp	35,454	1,395,469
CBTX, Inc.	5,925	161,812
Central Pacific Financial Corp.	8,512	221,823
Century Bancorp, Inc., Class A	1,044	119,016
CIT Group, Inc.	43,595	2,249,066
Citizens & Northern Corp.	5,932	145,334
City Holding Co.	7,316	550,456
Civista Bancshares, Inc.	6,787	149,993
CNB Financial Corp.	6,528	148,969
Coastal Financial Corp.*	4,016	114,697
Columbia Banking System, Inc.	33,598	1,295,539
Community Bank System, Inc.	24,480	1,851,912
Community Trust Bancorp, Inc.	4,675	188,777
ConnectOne Bancorp, Inc.	14,814	387,682
CrossFirst Bankshares, Inc.*	15,763	216,741
Customers Bancorp, Inc.*	12,866	501,645
CVB Financial Corp.	60,612	1,248,001
Dime Community Bancshares, Inc.	15,930	535,567
Eagle Bancorp, Inc.	14,838	832,115
Eastern Bankshares, Inc.	77,340	1,590,884
Enterprise Bancorp, Inc.	3,756	123,009
Enterprise Financial Services Corp.	11,907	552,366
Equity Bancshares, Inc., Class A*	5,002	152,511
Farmers National Banc Corp.	9,560	148,276
FB Financial Corp.	16,580	618,766
Fidelity D&D Bancorp, Inc. (x)	1,660	89,806
Financial Institutions, Inc.	5,547	166,410
First Bancorp (Nasdaq Stock Exchange)	11,906	487,074
First Bancorp (Quotrix Stock Exchange)	98,491	1,174,013
First Bancorp, Inc. (The)	4,672	137,590
First Bancshares, Inc. (The)	7,209	269,833
First Bank	6,479	87,726
First Busey Corp.	22,981	566,711
First Choice Bancorp	3,831	116,654
First Commonwealth Financial Corp.	42,053	591,686
First Community Bankshares, Inc.	5,889	175,787
First Financial Bancorp	46,193	1,091,541
First Financial Bankshares, Inc.	57,105	2,805,569
First Financial Corp.	4,628	188,915
First Foundation, Inc.	13,332	300,103
First Internet Bancorp	3,609	111,807
First Interstate BancSystem, Inc., Class A	19,560	818,195
First Merchants Corp.	26,837	1,118,298
First Mid Bancshares, Inc.	5,601	226,897
First Midwest Bancorp, Inc.	54,129	1,073,378
First of Long Island Corp. (The)	8,275	175,678
Five Star Bancorp (x)*	1,501	36,249
Flushing Financial Corp.	10,048	215,329
Fulton Financial Corp.	75,637	1,193,552
German American Bancorp, Inc.	10,756	400,123
Glacier Bancorp, Inc.	42,686	2,351,145
Great Southern Bancorp, Inc.	3,846	207,299
Great Western Bancorp, Inc.	24,846	814,700
Guaranty Bancshares, Inc.	2,957	100,745
Hancock Whitney Corp.	40,381	1,794,532
Hanmi Financial Corp.	8,945	170,492
HarborOne Bancorp, Inc.	15,636	224,220
Hawthorn Bancshares, Inc.	133	3,050
HBT Financial, Inc.	5,224	90,950
Heartland Financial USA, Inc.	16,668	783,229
Heritage Commerce Corp.	18,809	209,344
Heritage Financial Corp.	14,802	370,346
Hilltop Holdings, Inc.	30,651	1,115,696
Home BancShares, Inc.	71,330	1,760,424
HomeTrust Bancshares, Inc.	5,379	150,074
Hope Bancorp, Inc.	57,793	819,505
Horizon Bancorp, Inc.	14,513	252,962
Howard Bancorp, Inc.*	5,766	93,006
Independent Bank Corp.	7,197	156,247
Independent Bank Corp./MA	15,347	1,158,699
Independent Bank Group, Inc.	17,646	1,305,451
International Bancshares Corp.	25,599	1,099,221
Investors Bancorp, Inc.	106,707	1,521,642
Lakeland Bancorp, Inc.	15,907	278,054
Lakeland Financial Corp.	10,708	660,041
Live Oak Bancshares, Inc.	13,934	822,106
Macatawa Bank Corp.	10,440	91,350
Mercantile Bank Corp.	5,909	178,452
Metrocity Bankshares, Inc.	7,619	133,409
Metropolitan Bank Holding Corp.*	2,678	161,269
Mid Penn Bancorp, Inc.	3,617	99,287
Midland States Bancorp, Inc.	7,108	186,727
MidWestOne Financial Group, Inc.	5,547	159,587
MVB Financial Corp.	3,418	145,812
National Bank Holdings Corp., Class A	12,147	458,428
NBT Bancorp, Inc.	19,884	715,227
Nicolet Bankshares, Inc.*	2,896	203,705
Northrim BanCorp, Inc.	2,301	98,368

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
OceanFirst Financial Corp.	27,075	$564,243
OFG Bancorp	22,801	504,358
Old National Bancorp	77,343	1,362,010
Old Second Bancorp, Inc.	9,467	117,391
Origin Bancorp, Inc.	7,153	303,716
Orrstown Financial Services, Inc.	4,344	100,216
Pacific Premier Bancorp, Inc.	35,905	1,518,422
Park National Corp.	6,549	768,984
Peapack-Gladstone Financial Corp.	6,664	207,050
Peoples Bancorp, Inc.	5,864	173,692
Peoples Financial Services Corp.	2,928	124,733
Preferred Bank	4,533	286,803
Premier Financial Bancorp, Inc.	5,731	96,567
Primis Financial Corp.	8,021	122,400
QCR Holdings, Inc.	5,033	242,037
RBB Bancorp	5,755	139,386
Red River Bancshares, Inc.	2,058	103,950
Reliant Bancorp, Inc.	4,896	135,766
Renasant Corp.	24,843	993,720
Republic Bancorp, Inc., Class A	3,564	164,407
Republic First Bancorp, Inc.*	23,017	91,838
S&T Bancorp, Inc.	18,315	573,260
Sandy Spring Bancorp, Inc.	22,160	977,921
Seacoast Banking Corp. of Florida	22,664	773,976
ServisFirst Bancshares, Inc.	22,834	1,552,255
Sierra Bancorp	5,397	137,354
Silvergate Capital Corp., Class A*	9,301	1,053,989
Simmons First National Corp., Class A	51,018	1,496,868
SmartFinancial, Inc.	5,192	124,660
South Plains Financial, Inc.	4,402	101,818
South State Corp.	31,541	2,578,792
Southern First Bancshares, Inc.*	2,232	114,189
Southside Bancshares, Inc.	15,466	591,265
Spirit of Texas Bancshares, Inc.	5,386	123,016
Stock Yards Bancorp, Inc.	8,556	435,415
Summit Financial Group, Inc.	4,284	94,291
Texas Capital Bancshares, Inc.*	23,831	1,513,030
Tompkins Financial Corp.	6,604	512,206
Towne Bank	32,925	1,001,579
TriCo Bancshares	12,670	539,489
TriState Capital Holdings, Inc.*	10,311	210,241
Triumph Bancorp, Inc.*	10,932	811,701
Trustmark Corp.	29,749	916,269
UMB Financial Corp.	20,122	1,872,553
United Bankshares, Inc.	54,851	2,002,062
United Community Banks, Inc.	37,272	1,193,077
Univest Financial Corp.	9,777	257,819
Valley National Bancorp	174,836	2,348,047
Veritex Holdings, Inc.	22,416	793,751
Washington Trust Bancorp, Inc.	5,482	281,501
WesBanco, Inc.	30,994	1,104,316
West BanCorp, Inc.	5,976	165,834
Westamerica Bancorp	11,748	681,736

		101,706,147

Capital Markets (1.4%)
Artisan Partners Asset Management, Inc., Class A	26,852	1,364,619
AssetMark Financial Holdings, Inc.*	6,132	153,668
Associated Capital Group, Inc., Class A	1,438	55,881
B Riley Financial, Inc.	8,828	666,514
BGC Partners, Inc., Class A	151,517	859,101
Blucora, Inc.*	14,818	256,500
Brightsphere Investment Group, Inc.	27,628	647,324
Cohen & Steers, Inc.	11,568	949,617
Cowen, Inc., Class A	11,328	465,014
Diamond Hill Investment Group, Inc.	1,065	178,185
Donnelley Financial Solutions, Inc.*	9,063	299,079
Federated Hermes, Inc., Class B	43,662	1,480,578
Focus Financial Partners, Inc., Class A*	20,994	1,018,209
GAMCO Investors, Inc., Class A	3,045	76,430
GCM Grosvenor, Inc., Class A (x)	9,785	101,960
Greenhill & Co., Inc.	4,575	71,187
Hamilton Lane, Inc., Class A	15,190	1,384,113
Houlihan Lokey, Inc.	23,998	1,962,796
Moelis & Co., Class A	26,948	1,533,072
Open Lending Corp., Class A*	44,899	1,934,698
Oppenheimer Holdings, Inc., Class A	2,800	142,352
Piper Sandler Cos.	7,897	1,023,135
PJT Partners, Inc., Class A	11,914	850,421
Pzena Investment Management, Inc., Class A	7,876	86,715
Sculptor Capital Management, Inc.	6,534	160,671
StepStone Group, Inc., Class A	16,013	550,847
StoneX Group, Inc.*	7,475	453,508
Value Line, Inc.	1,688	52,328
Virtus Investment Partners, Inc.	3,302	917,197
WisdomTree Investments, Inc.	43,379	268,950

		19,964,669

Consumer Finance (0.7%)
Atlanticus Holdings Corp.*	1,858	73,763
Curo Group Holdings Corp.	6,514	110,738
Encore Capital Group, Inc.*	14,668	695,116
Enova International, Inc.*	15,848	542,160
EZCORP, Inc., Class A*	19,289	116,313
FirstCash, Inc.	18,921	1,446,321
Green Dot Corp., Class A*	24,385	1,142,437
LendingClub Corp.*	41,666	755,405
LendingTree, Inc.*	5,050	1,069,994
Navient Corp.	76,342	1,475,691
Nelnet, Inc., Class A	7,529	566,407
Oportun Financial Corp.*	7,800	156,234
PRA Group, Inc.*	20,936	805,408
PROG Holdings, Inc.	30,749	1,479,949
Regional Management Corp.	3,053	142,087
World Acceptance Corp.*	1,356	217,285

		10,795,308

Diversified Financial Services (0.1%)
Alerus Financial Corp.	5,702	165,415
A-Mark Precious Metals, Inc.	2,628	122,202

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Banco Latinoamericano de Comercio Exterior SA, Class E	10,848	$166,734
Cannae Holdings, Inc.*	40,421	1,370,676
Marlin Business Services Corp.	3,444	78,385

		1,903,412

Insurance (1.7%)
Ambac Financial Group, Inc.*	14,323	224,298
American Equity Investment Life Holding Co.	37,026	1,196,680
American National Group, Inc.	3,144	467,041
AMERISAFE, Inc.	8,761	522,944
Argo Group International Holdings Ltd.	14,237	737,904
BRP Group, Inc., Class A*	18,908	503,898
Citizens, Inc. (x)*	20,443	108,143
CNO Financial Group, Inc.	58,517	1,382,172
Crawford & Co., Class A	8,594	77,948
Donegal Group, Inc., Class A	6,374	92,869
eHealth, Inc.*	11,281	658,810
Employers Holdings, Inc.	12,771	546,599
Enstar Group Ltd.*	6,044	1,444,032
Genworth Financial, Inc., Class A*	231,954	904,621
Goosehead Insurance, Inc., Class A	7,610	968,753
Greenlight Capital Re Ltd., Class A*	10,086	92,085
HCI Group, Inc. (x)	1,744	173,406
Heritage Insurance Holdings, Inc.	10,159	87,164
Horace Mann Educators Corp.	19,399	725,911
Independence Holding Co.	2,314	107,184
Investors Title Co.	536	93,602
James River Group Holdings Ltd.	14,719	552,257
Kinsale Capital Group, Inc.	9,989	1,645,888
Maiden Holdings Ltd.*	19,960	67,265
MBIA, Inc.*	17,901	196,911
MetroMile, Inc. (x)*	11,024	100,870
National Western Life Group, Inc., Class A	890	199,707
NI Holdings, Inc.*	5,379	102,255
Palomar Holdings, Inc.*	10,403	785,010
ProAssurance Corp.	23,800	541,450
ProSight Global, Inc.*	4,009	51,155
RLI Corp.	17,467	1,826,874
Safety Insurance Group, Inc.	6,789	531,443
Selective Insurance Group, Inc.	26,147	2,121,829
Selectquote, Inc.*	58,817	1,132,815
SiriusPoint Ltd.*	26,709	268,960
State Auto Financial Corp.	6,185	105,887
Stewart Information Services Corp.	11,792	668,488
Tiptree, Inc.	8,646	80,408
Trean Insurance Group, Inc.*	5,159	77,798
Trupanion, Inc.*	16,826	1,936,673
United Fire Group, Inc.	7,280	201,874
United Insurance Holdings Corp.	10,599	60,414
Universal Insurance Holdings, Inc.	9,827	136,399
Watford Holdings Ltd.*	6,411	224,321

		24,733,015

Mortgage Real Estate Investment Trusts (REITs) (1.1%)
AFC Gamma, Inc. (REIT)	2,111	43,592
Apollo Commercial Real Estate Finance, Inc. (REIT)	64,529	1,029,238
Arbor Realty Trust, Inc. (REIT)	55,936	996,780
Ares Commercial Real Estate Corp. (REIT)	13,104	192,498
ARMOUR Residential REIT, Inc. (REIT)	23,136	264,213
Blackstone Mortgage Trust, Inc. (REIT), Class A (x)	63,969	2,039,971
BRIGHTSPIRE CAPITAL, Inc. (REIT) (x)	25,674	241,336
Broadmark Realty Capital, Inc. (REIT)	60,753	643,374
Capstead Mortgage Corp. (REIT)	29,823	183,113
Chimera Investment Corp. (REIT)	101,628	1,530,518
Dynex Capital, Inc. (REIT)	10,126	188,951
Ellington Financial, Inc. (REIT)	12,613	241,539
Granite Point Mortgage Trust, Inc. (REIT)	16,872	248,862
Great Ajax Corp. (REIT)	9,670	125,517
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (REIT) (x)	35,177	1,975,189
Invesco Mortgage Capital, Inc. (REIT) (x)	76,622	298,826
KKR Real Estate Finance Trust, Inc. (REIT)	9,973	215,716
Ladder Capital Corp. (REIT)	49,045	565,979
MFA Financial, Inc. (REIT)	210,400	965,736
New York Mortgage Trust, Inc. (REIT)	162,377	725,825
Orchid Island Capital, Inc. (REIT) (x)	28,402	147,406
PennyMac Mortgage Investment Trust (REIT)‡	46,167	972,277
Ready Capital Corp. (REIT)	19,604	311,115
Redwood Trust, Inc. (REIT)	51,006	615,642
TPG RE Finance Trust, Inc. (REIT)	18,395	247,413
Two Harbors Investment Corp. (REIT)	128,835	973,993

		15,984,619

Thrifts & Mortgage Finance (1.3%)
Axos Financial, Inc.*	26,380	1,223,768
Bridgewater Bancshares, Inc.*	8,567	138,357
Capitol Federal Financial, Inc.	60,431	711,877
Columbia Financial, Inc.*	14,693	253,014
Essent Group Ltd.	48,596	2,184,390
Federal Agricultural Mortgage Corp., Class C	2,929	289,678
Finance of America Cos., Inc., Class A*	9,687	73,912
Flagstar Bancorp, Inc.	22,675	958,472
FS Bancorp, Inc.	1,471	104,838
Hingham Institution For Savings (The)	533	154,837
Home Bancorp, Inc.	2,756	105,031
Home Point Capital, Inc. (x)*	1,741	10,324

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
HomeStreet, Inc.	6,333	$258,006
Kearny Financial Corp.	22,767	272,066
Luther Burbank Corp.	8,359	99,138
Merchants Bancorp	3,525	138,321
Meridian Bancorp, Inc.	18,014	368,566
Meta Financial Group, Inc.	15,039	761,425
Mr Cooper Group, Inc.*	34,168	1,129,594
NMI Holdings, Inc., Class A*	38,640	868,627
Northfield Bancorp, Inc.	14,565	238,866
Northwest Bancshares, Inc.	51,702	705,215
Ocwen Financial Corp. (x)*	2,398	74,290
PCSB Financial Corp.	6,261	113,762
PennyMac Financial Services, Inc.‡	15,325	945,859
Pioneer Bancorp, Inc.*	4,972	59,764
Premier Financial Corp.	16,475	468,055
Provident Bancorp, Inc.	7,020	114,496
Provident Financial Services, Inc.	36,957	845,946
Radian Group, Inc.	85,556	1,903,621
Southern Missouri Bancorp, Inc.	3,172	142,613
TrustCo Bank Corp.	6,352	218,382
Velocity Financial, Inc.*	2,290	28,602
Walker & Dunlop, Inc.	13,651	1,424,891
Washington Federal, Inc.	34,123	1,084,429
Waterstone Financial, Inc.	8,174	160,701
WSFS Financial Corp.	21,880	1,019,389

		19,653,122

Total Financials		194,740,292

Health Care (19.0%)
Biotechnology (9.1%)
4D Molecular Therapeutics, Inc.*	3,013	72,553
89bio, Inc. (x)*	5,651	105,674
ACADIA Pharmaceuticals, Inc.*	51,749	1,262,158
Adicet Bio, Inc.*	6,137	63,150
Adverum Biotechnologies, Inc. (x)*	37,625	131,687
Aeglea BioTherapeutics, Inc.*	13,359	92,979
Affimed NV*	53,302	453,067
Agenus, Inc.*	85,369	468,676
Agios Pharmaceuticals, Inc.*	26,622	1,467,138
Akebia Therapeutics, Inc. (x)*	50,007	189,527
Akero Therapeutics, Inc. (x)*	9,444	234,306
Akouos, Inc. (x)*	7,228	90,711
Albireo Pharma, Inc.*	8,563	301,246
Aldeyra Therapeutics, Inc.*	14,792	167,593
Alector, Inc. (x)*	23,803	495,816
Aligos Therapeutics, Inc. (x)*	5,664	115,461
Alkermes plc*	69,226	1,697,422
Allakos, Inc.*	14,684	1,253,573
Allogene Therapeutics, Inc.*	28,799	751,078
Allovir, Inc. (x)*	12,138	239,604
Alpine Immune Sciences, Inc.*	3,317	29,853
Altimmune, Inc. (x)*	9,871	97,229
ALX Oncology Holdings, Inc.*	6,968	381,010
Amicus Therapeutics, Inc.*	123,603	1,191,533
AnaptysBio, Inc.*	5,972	154,854
Anavex Life Sciences Corp. (x)*	28,214	644,972
Anika Therapeutics, Inc.*	5,983	259,004
Annexon, Inc. (x)*	9,514	214,160
Apellis Pharmaceuticals, Inc.*	29,484	1,863,389
Applied Molecular Transport, Inc. (x)*	10,365	474,095
Applied Therapeutics, Inc. (x)*	7,178	149,159
AquaBounty Technologies, Inc. (x)*	15,810	84,742
Arbutus Biopharma Corp.*	23,352	70,757
Arcturus Therapeutics Holdings, Inc. (x)*	9,862	333,730
Arcus Biosciences, Inc.*	20,282	556,944
Arcutis Biotherapeutics, Inc. (x)*	11,855	323,523
Ardelyx, Inc. (x)*	35,857	271,796
Arena Pharmaceuticals, Inc.*	27,937	1,905,303
Arrowhead Pharmaceuticals, Inc.*	43,940	3,639,111
Atara Biotherapeutics, Inc.*	35,162	546,769
Athenex, Inc.*	33,420	154,400
Athersys, Inc. (x)*	60,989	87,824
Atossa Therapeutics, Inc.*	35,775	226,098
Atreca, Inc., Class A (x)*	12,533	106,781
Avid Bioservices, Inc.*	26,480	679,212
Avidity Biosciences, Inc. (x)*	9,404	232,373
Avita Medical, Inc. (x)*	7,251	148,791
Avrobio, Inc.*	14,904	132,497
Beam Therapeutics, Inc. (x)*	19,975	2,570,982
Beyondspring, Inc. (x)*	10,696	111,666
BioAtla, Inc. (x)*	7,183	304,416
BioCryst Pharmaceuticals, Inc. (x)*	80,214	1,268,183
Biohaven Pharmaceutical Holding Co. Ltd.*	24,338	2,362,733
Biomea Fusion, Inc. (x)*	2,475	38,635
Bioxcel Therapeutics, Inc. (x)*	6,430	186,856
Black Diamond Therapeutics, Inc. (x)*	9,011	109,844
Bluebird Bio, Inc.*	29,232	934,839
Blueprint Medicines Corp.*	25,295	2,224,948
Bolt Biotherapeutics, Inc. (x)*	3,612	55,842
Bridgebio Pharma, Inc. (x)*	46,138	2,812,572
Brooklyn ImmunoTherapeutics, Inc. (x)*	7,247	130,518
C4 Therapeutics, Inc. (x)*	14,904	563,967
Cardiff Oncology, Inc.*	10,823	71,973
CareDx, Inc.*	22,361	2,046,479
Catalyst Pharmaceuticals, Inc.*	46,471	267,208
Celcuity, Inc.*	2,311	55,464
Celldex Therapeutics, Inc.*	16,936	566,340
CEL-SCI Corp. (x)*	16,053	139,340
Cerevel Therapeutics Holdings, Inc.*	13,784	353,146
ChemoCentryx, Inc. (x)*	23,859	319,472
Chimerix, Inc.*	22,280	178,240
Chinook Therapeutics, Inc.*	13,103	185,014
Clene, Inc. (x)*	6,675	75,027
Clovis Oncology, Inc. (x)*	42,382	245,816
Codiak Biosciences, Inc.*	4,685	86,813
Cogent Biosciences, Inc.*	11,100	90,021
Coherus Biosciences, Inc.*	28,138	389,149
Constellation Pharmaceuticals, Inc.*	14,335	484,523
Cortexyme, Inc. (x)*	8,598	455,694
Crinetics Pharmaceuticals, Inc.*	14,489	273,118

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Cue Biopharma, Inc. (x)*	13,647	$158,988
Cullinan Oncology, Inc. (x)*	7,107	183,005
Curis, Inc. (x)*	26,403	213,072
Cytokinetics, Inc. (x)*	29,976	593,225
CytomX Therapeutics, Inc.*	31,296	198,104
Deciphera Pharmaceuticals, Inc.*	18,284	669,377
Denali Therapeutics, Inc.*	39,318	3,084,104
DermTech, Inc. (x)*	10,229	425,220
Design Therapeutics, Inc.*	5,922	117,789
Dicerna Pharmaceuticals, Inc.*	31,790	1,186,403
Dynavax Technologies Corp. (x)*	47,834	471,165
Dyne Therapeutics, Inc.*	11,628	244,653
Eagle Pharmaceuticals, Inc.*	4,608	197,222
Editas Medicine, Inc. (x)*	30,890	1,749,610
Eiger BioPharmaceuticals, Inc.*	13,084	111,476
Emergent BioSolutions, Inc.*	21,446	1,350,884
Enanta Pharmaceuticals, Inc.*	8,366	368,188
Epizyme, Inc.*	34,352	285,465
Esperion Therapeutics, Inc. (x)*	11,759	248,703
Evelo Biosciences, Inc. (x)*	9,218	126,655
Fate Therapeutics, Inc.*	34,939	3,032,356
FibroGen, Inc.*	38,959	1,037,478
Finch Therapeutics Group, Inc. (x)*	2,084	29,322
Flexion Therapeutics, Inc. (x)*	21,351	175,719
Foghorn Therapeutics, Inc. (x)*	5,775	61,619
Forma Therapeutics Holdings, Inc.*	12,449	309,856
Forte Biosciences, Inc.*	3,384	113,770
Fortress Biotech, Inc. (x)*	23,793	84,941
Frequency Therapeutics, Inc. (x)*	13,388	133,344
G1 Therapeutics, Inc. (x)*	12,022	263,763
Gemini Therapeutics, Inc. (x)*	6,426	41,576
Generation Bio Co.*	18,960	510,024
Geron Corp. (x)*	120,202	169,485
Global Blood Therapeutics, Inc.*	25,872	906,037
Gossamer Bio, Inc. (x)*	27,114	220,166
Greenwich Lifesciences, Inc. (x)*	1,198	53,838
Gritstone bio, Inc. (x)*	12,326	112,536
GT Biopharma, Inc. (x)*	7,147	110,778
Halozyme Therapeutics, Inc.*	62,177	2,823,458
Harpoon Therapeutics, Inc.*	9,527	132,139
Heron Therapeutics, Inc. (x)*	42,404	658,110
Homology Medicines, Inc.*	19,331	140,536
Hookipa Pharma, Inc.*	6,088	55,766
Humanigen, Inc. (x)*	21,095	366,631
iBio, Inc. (x)*	65,732	99,255
Ideaya Biosciences, Inc.*	8,518	178,793
IGM Biosciences, Inc.*	4,234	352,269
Immunic, Inc.*	4,634	56,813
ImmunityBio, Inc. (x)*	34,419	491,503
ImmunoGen, Inc.*	81,770	538,864
Immunovant, Inc.*	29,422	310,991
Impel Neuropharma, Inc. (x)*	1,361	12,045
Infinity Pharmaceuticals, Inc. (x)*	26,185	78,293
Inhibrx, Inc.*	11,438	314,774
Inovio Pharmaceuticals, Inc. (x)*	86,985	806,351
Inozyme Pharma, Inc. (x)*	4,297	73,221
Insmed, Inc.*	48,359	1,376,297
Instil Bio, Inc. (x)*	9,236	178,440
Intellia Therapeutics, Inc.*	27,642	4,475,516
Intercept Pharmaceuticals, Inc.*	12,910	257,813
Invitae Corp. (x)*	86,695	2,924,222
Ironwood Pharmaceuticals, Inc.*	70,922	912,766
iTeos Therapeutics, Inc.*	6,281	161,108
IVERIC bio, Inc.*	43,523	274,630
Jounce Therapeutics, Inc.*	9,942	67,606
Kadmon Holdings, Inc.*	81,413	315,068
KalVista Pharmaceuticals, Inc.*	8,566	205,241
Karuna Therapeutics, Inc.*	9,382	1,069,454
Karyopharm Therapeutics, Inc. (x)*	33,773	348,537
Keros Therapeutics, Inc.*	7,467	317,123
Kezar Life Sciences, Inc.*	30,057	163,210
Kiniksa Pharmaceuticals Ltd., Class A (x)*	10,800	150,444
Kinnate Biopharma, Inc. (x)*	5,317	123,780
Kodiak Sciences, Inc.*	15,172	1,410,996
Kronos Bio, Inc. (x)*	15,612	373,907
Krystal Biotech, Inc.*	7,374	501,432
Kura Oncology, Inc.*	28,063	585,114
Kymera Therapeutics, Inc. (x)*	12,513	606,880
Lexicon Pharmaceuticals, Inc. (x)*	20,488	94,040
Ligand Pharmaceuticals, Inc. (x)*	7,288	956,113
Lineage Cell Therapeutics, Inc. (x)*	36,098	102,879
MacroGenics, Inc.*	26,059	699,945
Madrigal Pharmaceuticals, Inc.*	4,677	455,587
Magenta Therapeutics, Inc.*	16,698	163,306
MannKind Corp. (x)*	107,376	585,199
MEI Pharma, Inc. (x)*	51,601	147,063
MeiraGTx Holdings plc*	13,254	205,437
Mersana Therapeutics, Inc.*	21,047	285,818
MiMedx Group, Inc. (x)*	47,823	598,266
Mirum Pharmaceuticals, Inc.*	4,102	70,924
Molecular Templates, Inc.*	15,505	121,249
Morphic Holding, Inc.*	8,933	512,665
Mustang Bio, Inc.*	21,152	70,225
Myriad Genetics, Inc.*	33,732	1,031,525
Neoleukin Therapeutics, Inc.*	15,277	141,007
NexImmune, Inc. (x)*	2,279	37,193
Nkarta, Inc. (x)*	6,862	217,457
Nurix Therapeutics, Inc. (x)*	13,673	362,745
Ocugen, Inc. (x)*	79,886	641,485
Olema Pharmaceuticals, Inc. (x)*	6,992	195,636
Oncocyte Corp.*	21,988	126,211
Oncorus, Inc. (x)*	6,130	84,594
Oncternal Therapeutics, Inc.*	13,327	63,303
OPKO Health, Inc. (x)*	178,904	724,561
Organogenesis Holdings, Inc.*	22,635	376,194
ORIC Pharmaceuticals, Inc. (x)*	11,212	198,340
Outlook Therapeutics, Inc. (x)*	25,984	64,700
Oyster Point Pharma, Inc. (x)*	6,167	106,011
Passage Bio, Inc.*	13,706	181,467
PDL BioPharma, Inc. (r)(x)*	24,135	56,807
PMV Pharmaceuticals, Inc.*	11,205	382,763
Portage Biotech, Inc. (x)*	1,012	21,212
Poseida Therapeutics, Inc. (x)*	9,169	91,873
Praxis Precision Medicines, Inc. (x)*	7,420	135,638
Precigen, Inc. (x)*	54,818	357,413

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Precision BioSciences, Inc.*	24,476	$306,440
Prelude Therapeutics, Inc. (x)*	7,304	209,114
Prometheus Biosciences, Inc. (x)*	3,356	82,423
Protagonist Therapeutics, Inc.*	17,446	782,976
Prothena Corp. plc*	15,727	808,525
PTC Therapeutics, Inc.*	31,392	1,326,940
Puma Biotechnology, Inc.*	15,393	141,308
Radius Health, Inc.*	20,656	376,765
RAPT Therapeutics, Inc.*	8,082	256,927
Recursion Pharmaceuticals, Inc., Class A (x)*	10,409	379,928
REGENXBIO, Inc.*	17,814	692,074
Relay Therapeutics, Inc.*	25,299	925,690
Reneo Pharmaceuticals, Inc. (x)*	1,695	15,814
Replimune Group, Inc.*	11,905	457,390
REVOLUTION Medicines, Inc.*	24,273	770,425
Rhythm Pharmaceuticals, Inc.*	17,469	342,043
Rigel Pharmaceuticals, Inc.*	52,859	229,408
Rocket Pharmaceuticals, Inc.*	16,568	733,797
Rubius Therapeutics, Inc. (x)*	19,501	476,019
Sana Biotechnology, Inc.*	12,810	251,845
Sangamo Therapeutics, Inc. (x)*	52,379	626,977
Scholar Rock Holding Corp. (x)*	11,870	343,043
Selecta Biosciences, Inc.*	43,990	183,878
Sensei Biotherapeutics, Inc. (x)*	2,199	21,462
Seres Therapeutics, Inc. (x)*	28,467	678,938
Sesen Bio, Inc. (x)*	52,076	240,591
Shattuck Labs, Inc. (x)*	10,273	297,814
Sigilon Therapeutics, Inc.*	2,589	27,780
Silverback Therapeutics, Inc. (x)*	5,231	161,586
Solid Biosciences, Inc.*	18,026	65,975
Sorrento Therapeutics, Inc. (x)*	119,073	1,153,817
Spectrum Pharmaceuticals, Inc.*	65,478	245,542
Spero Therapeutics, Inc.*	7,375	102,955
SpringWorks Therapeutics, Inc.*	12,423	1,023,779
Spruce Biosciences, Inc. (x)*	2,259	25,323
SQZ Biotechnologies Co. (x)*	6,846	98,925
Stoke Therapeutics, Inc. (x)*	9,311	313,408
Summit Therapeutics, Inc. (x)*	6,392	47,684
Surface Oncology, Inc.*	9,984	74,481
Sutro Biopharma, Inc.*	13,232	245,983
Syndax Pharmaceuticals, Inc.*	18,633	319,929
Syros Pharmaceuticals, Inc. (x)*	21,830	118,974
Talaris Therapeutics, Inc.*	2,605	38,267
Taysha Gene Therapies, Inc. (x)*	6,724	142,549
TCR2 Therapeutics, Inc.*	11,685	191,751
TG Therapeutics, Inc.*	56,936	2,208,547
Tonix Pharmaceuticals Holding Corp. (x)*	98,667	109,520
Translate Bio, Inc.*	31,346	863,269
Travere Therapeutics, Inc.*	24,537	357,995
Trevena, Inc. (x)*	48,843	82,545
Trillium Therapeutics, Inc. (x)*	40,362	391,511
Turning Point Therapeutics, Inc.*	19,504	1,521,702
Twist Bioscience Corp.*	20,927	2,788,523
UroGen Pharma Ltd. (x)*	8,469	129,322
Vanda Pharmaceuticals, Inc.*	23,418	503,721
Vaxart, Inc. (x)*	36,484	273,265
Vaxcyte, Inc. (x)*	17,605	396,289
VBI Vaccines, Inc. (x)*	91,358	306,049
Veracyte, Inc.*	29,663	1,185,927
Verastem, Inc.*	74,561	303,463
Vericel Corp. (x)*	21,221	1,114,102
Viking Therapeutics, Inc. (x)*	28,766	172,308
Vincerx Pharma, Inc.*	1,311	17,030
Vir Biotechnology, Inc.*	25,992	1,228,902
Viracta Therapeutics, Inc. (x)*	10,823	122,733
VistaGen Therapeutics, Inc. (x)*	57,584	181,390
Vor BioPharma, Inc. (x)*	3,826	71,355
Werewolf Therapeutics, Inc. (x)*	2,187	38,141
XBiotech, Inc. (x)*	8,831	146,241
Xencor, Inc.*	25,388	875,632
XOMA Corp. (x)*	1,795	61,030
Y-mAbs Therapeutics, Inc.*	14,683	496,285
Zentalis Pharmaceuticals, Inc.*	14,485	770,602
ZIOPHARM Oncology, Inc. (x)*	85,468	225,636

		132,178,626

Health Care Equipment & Supplies (3.3%)
Accelerate Diagnostics, Inc. (x)*	16,430	132,426
Accuray, Inc.*	39,623	179,096
Acutus Medical, Inc.*	4,703	79,857
Alphatec Holdings, Inc.*	28,355	434,399
AngioDynamics, Inc.*	16,107	436,983
Apyx Medical Corp.*	9,962	102,708
Asensus Surgical, Inc. (x)*	71,011	225,105
Aspira Women’s Health, Inc. (x)*	38,695	217,466
AtriCure, Inc.*	20,546	1,629,914
Atrion Corp.	645	400,500
Avanos Medical, Inc.*	22,653	823,890
Axogen, Inc.*	15,680	338,845
Axonics, Inc. (x)*	17,720	1,123,625
BioLife Solutions, Inc.*	10,524	468,423
Bioventus, Inc., Class A (x)*	4,170	73,392
Butterfly Network, Inc. (x)*	19,604	283,866
Cardiovascular Systems, Inc.*	17,063	727,737
Cerus Corp.*	77,579	458,492
ClearPoint Neuro, Inc.*	5,643	107,725
CONMED Corp.	12,455	1,711,691
CryoLife, Inc.*	17,305	491,462
CryoPort, Inc. (x)*	17,026	1,074,341
Cutera, Inc.*	5,414	265,448
CytoSorbents Corp. (x)*	22,152	167,248
DarioHealth Corp. (x)*	4,022	85,910
Eargo, Inc. (x)*	9,388	374,675
ESC Co. (r)*	21,143	—
Glaukos Corp.*	19,665	1,668,182
Haemonetics Corp.*	21,813	1,453,618
Heska Corp.*	4,119	946,258
Inari Medical, Inc.*	14,656	1,367,112
Inogen, Inc.*	8,365	545,147
Integer Holdings Corp.*	15,529	1,462,832
Intersect ENT, Inc.*	14,861	253,974
Invacare Corp.*	10,633	85,808
iRadimed Corp.*	5,014	147,462
iRhythm Technologies, Inc.*	13,371	887,166
Lantheus Holdings, Inc.*	31,524	871,323
LeMaitre Vascular, Inc.	7,064	431,045
LivaNova plc*	21,548	1,812,402
Meridian Bioscience, Inc.*	19,038	422,263
Merit Medical Systems, Inc.*	24,154	1,561,798
Mesa Laboratories, Inc. (x)	2,268	615,014
Misonix, Inc.*	3,662	81,223

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Natus Medical, Inc.*	15,033	$390,557
Neogen Corp.*	46,908	2,159,644
Neuronetics, Inc. (x)*	7,493	120,038
NeuroPace, Inc. (x)*	2,025	48,175
Nevro Corp.*	15,074	2,499,118
NuVasive, Inc.*	23,971	1,624,754
OraSure Technologies, Inc.*	22,074	223,830
Ortho Clinical Diagnostics Holdings plc*	39,281	841,006
Orthofix Medical, Inc.*	8,444	338,689
OrthoPediatrics Corp.*	5,370	339,277
Outset Medical, Inc.*	19,743	986,755
PAVmed, Inc.*	21,909	140,218
Pulmonx Corp. (x)*	10,940	482,673
Pulse Biosciences, Inc. (x)*	7,301	119,736
Quotient Ltd.*	32,993	120,094
Retractable Technologies, Inc. (x)*	5,169	59,754
SeaSpine Holdings Corp.*	14,958	306,789
Senseonics Holdings, Inc. (x)*	179,718	690,117
Shockwave Medical, Inc.*	14,829	2,813,506
SI-BONE, Inc.*	13,908	437,685
Sientra, Inc.*	35,195	280,152
Silk Road Medical, Inc.*	15,546	744,032
Soliton, Inc. (x)*	3,096	69,629
STAAR Surgical Co.*	20,488	3,124,420
Stereotaxis, Inc.*	15,382	148,282
Surmodics, Inc.*	5,710	309,767
Tactile Systems Technology, Inc.*	8,258	429,416
Talis Biomedical Corp. (x)*	4,438	48,951
TransMedics Group, Inc.*	10,303	341,853
Treace Medical Concepts, Inc. (x)*	6,460	201,940
Utah Medical Products, Inc.	1,728	146,949
Vapotherm, Inc.*	10,348	244,627
Varex Imaging Corp.*	16,612	445,534
ViewRay, Inc.*	57,970	382,602
Zynex, Inc. (x)*	5,925	92,015

		48,780,435

Health Care Providers & Services (2.9%)
1Life Healthcare, Inc.*	50,454	1,668,009
Accolade, Inc.*	21,790	1,183,415
AdaptHealth Corp.*	34,560	947,290
Addus HomeCare Corp.*	7,035	613,733
Agiliti, Inc.*	12,034	263,184
Alignment Healthcare, Inc. (x)*	11,266	263,286
AMN Healthcare Services, Inc.*	21,418	2,077,118
Apollo Medical Holdings, Inc. (x)*	15,666	983,981
Apria, Inc.*	2,176	60,928
Aveanna Healthcare Holdings, Inc.*	22,184	274,416
Biodesix, Inc. (x)*	3,534	46,684
Brookdale Senior Living, Inc.*	84,648	668,719
Castle Biosciences, Inc.*	9,198	674,489
Community Health Systems, Inc.*	49,751	768,155
CorVel Corp.*	3,938	528,873
Covetrus, Inc.*	48,040	1,297,080
Cross Country Healthcare, Inc.*	18,714	308,968
Ensign Group, Inc. (The)	23,754	2,058,759
Exagen, Inc.*	3,116	46,709
Fulgent Genetics, Inc. (x)*	8,091	746,233
Hanger, Inc.*	14,863	375,737
HealthEquity, Inc.*	35,548	2,860,903
InfuSystem Holdings, Inc.*	5,312	110,437
Innovage Holding Corp.*	9,018	192,174
Joint Corp. (The)*	5,879	493,366
LHC Group, Inc.*	13,810	2,765,591
Magellan Health, Inc.*	10,593	997,861
MEDNAX, Inc.*	36,892	1,112,294
ModivCare, Inc.*	5,591	950,861
National HealthCare Corp.	5,573	389,553
National Research Corp.	6,681	306,658
Ontrak, Inc. (x)*	2,729	88,638
Option Care Health, Inc.*	45,287	990,427
Owens & Minor, Inc.	33,010	1,397,313
Patterson Cos., Inc.	40,078	1,217,970
Pennant Group, Inc. (The)*	11,725	479,553
PetIQ, Inc. (x)*	11,263	434,752
Privia Health Group, Inc.*	8,806	390,722
Progyny, Inc.*	27,299	1,610,641
R1 RCM, Inc.*	55,977	1,244,929
RadNet, Inc.*	18,163	611,911
Select Medical Holdings Corp.	47,866	2,022,817
Sharps Compliance Corp.*	4,491	46,257
SOC Telemed, Inc. (x)*	12,186	69,338
Surgery Partners, Inc.*	13,083	871,589
Tenet Healthcare Corp.*	46,406	3,108,738
Tivity Health, Inc.*	21,493	565,481
Triple-S Management Corp., Class B*	11,150	248,311
US Physical Therapy, Inc.	5,763	667,759
Viemed Healthcare, Inc.*	16,820	120,263

		42,222,873

Health Care Technology (1.2%)
Allscripts Healthcare Solutions, Inc.*	66,032	1,222,252
American Well Corp., Class A*	84,153	1,058,645
Castlight Health, Inc., Class B*	34,494	90,719
Computer Programs and Systems, Inc.	6,547	217,557
Evolent Health, Inc., Class A*	38,722	817,809
Forian, Inc. (x)*	5,260	66,118
Health Catalyst, Inc.*	18,972	1,053,136
HealthStream, Inc.*	11,078	309,519
iCAD, Inc.*	9,353	161,901
Inovalon Holdings, Inc., Class A*	33,755	1,150,370
Inspire Medical Systems, Inc.*	11,935	2,306,558
Multiplan Corp. (x)*	172,360	1,640,867
NantHealth, Inc. (x)*	7,572	17,567
NextGen Healthcare, Inc.*	26,333	436,865
Omnicell, Inc.*	18,601	2,817,122
OptimizeRx Corp.*	6,649	411,573
Phreesia, Inc.*	16,272	997,474
Schrodinger, Inc.*	19,612	1,482,863
Simulations Plus, Inc. (x)	5,851	321,278
Tabula Rasa HealthCare, Inc. (x)*	9,766	488,300
Vocera Communications, Inc.*	15,331	610,940

		17,679,433

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Life Sciences Tools & Services (1.0%)
Akoya Biosciences, Inc.*	2,161	$41,794
Berkeley Lights, Inc.*	20,709	927,970
Bionano Genomics, Inc. (x)*	121,620	891,475
ChromaDex Corp. (x)*	14,330	141,294
Codexis, Inc.*	24,535	555,963
Fluidigm Corp. (x)*	39,460	243,074
Harvard Bioscience, Inc.*	11,572	96,395
Inotiv, Inc.*	3,856	102,878
Luminex Corp.	19,879	731,547
Medpace Holdings, Inc.*	13,172	2,326,570
NanoString Technologies, Inc.*	20,156	1,305,907
NeoGenomics, Inc.*	49,294	2,226,610
Pacific Biosciences of California, Inc.*	85,883	3,003,328
Personalis, Inc.*	14,483	366,420
Quanterix Corp.*	12,733	746,918
Seer, Inc. (x)*	8,647	283,449

		13,991,592

Pharmaceuticals (1.5%)
9 Meters Biopharma, Inc.*	63,369	69,706
Aclaris Therapeutics, Inc.*	21,015	369,023
Aerie Pharmaceuticals, Inc. (x)*	17,671	282,913
Amneal Pharmaceuticals, Inc.*	51,834	265,390
Amphastar Pharmaceuticals, Inc.*	15,445	311,371
Ampio Pharmaceuticals, Inc.*	56,735	94,747
Angion Biomedica Corp.*	1,647	21,444
ANI Pharmaceuticals, Inc.*	6,183	216,714
Antares Pharma, Inc.*	73,186	319,091
Arvinas, Inc.*	18,154	1,397,858
Atea Pharmaceuticals, Inc. (x)*	27,894	599,163
Athira Pharma, Inc. (x)*	9,815	100,506
Axsome Therapeutics, Inc.*	12,740	859,440
BioDelivery Sciences International, Inc.*	44,102	157,885
Cara Therapeutics, Inc.*	19,539	278,822
Cassava Sciences, Inc. (x)*	16,404	1,401,558
Cerecor, Inc.*	16,534	54,066
Citius Pharmaceuticals, Inc. (x)*	34,581	120,342
Collegium Pharmaceutical, Inc.*	16,887	399,209
Corcept Therapeutics, Inc.*	44,642	982,124
CorMedix, Inc. (x)*	11,577	79,418
Cymabay Therapeutics, Inc. (x)*	34,493	150,390
Durect Corp.*	66,326	108,111
Edgewise Therapeutics, Inc. (x)*	6,102	130,156
Endo International plc*	108,387	507,251
Evolus, Inc. (x)*	9,855	124,666
EyePoint Pharmaceuticals, Inc. (x)*	6,121	55,028
Fulcrum Therapeutics, Inc. (x)*	11,233	117,722
Harmony Biosciences Holdings, Inc.*	9,179	259,123
Ikena Oncology, Inc. (x)*	2,594	36,420
Innoviva, Inc.*	29,059	389,681
Intra-Cellular Therapies, Inc.*	30,733	1,254,521
Kala Pharmaceuticals, Inc. (x)*	23,831	126,304
Kaleido Biosciences, Inc. (x)*	5,719	42,549
KemPharm, Inc. (x)*	8,670	111,149
Landos Biopharma, Inc. (x)*	2,419	27,939
Marinus Pharmaceuticals, Inc. (x)*	15,370	275,738
Mind Medicine MindMed, Inc.*	139,046	479,709
NGM Biopharmaceuticals, Inc.*	14,236	280,734
Nuvation Bio, Inc. (x)*	23,561	219,353
Ocular Therapeutix, Inc.*	33,498	475,002
Omeros Corp. (x)*	26,498	393,230
Oramed Pharmaceuticals, Inc. (x)*	8,047	107,669
Pacira BioSciences, Inc.*	20,245	1,228,467
Paratek Pharmaceuticals, Inc. (x)*	14,323	97,683
Phathom Pharmaceuticals, Inc.*	8,132	275,268
Phibro Animal Health Corp., Class A	8,818	254,664
Pliant Therapeutics, Inc. (x)*	8,557	249,180
Prestige Consumer Healthcare, Inc.*	23,872	1,243,731
Provention Bio, Inc. (x)*	23,825	200,845
Rain Therapeutics, Inc.*	2,202	34,219
Reata Pharmaceuticals, Inc., Class A*	11,887	1,682,367
Relmada Therapeutics, Inc.*	6,897	220,773
Revance Therapeutics, Inc.*	30,106	892,342
Seelos Therapeutics, Inc. (x)*	22,918	60,504
SIGA Technologies, Inc.*	25,048	157,301
Supernus Pharmaceuticals, Inc.*	23,314	717,838
Tarsus Pharmaceuticals, Inc.*	2,560	74,189
Terns Pharmaceuticals, Inc. (x)*	2,920	35,799
TherapeuticsMD, Inc. (x)*	110,223	131,165
Theravance Biopharma, Inc. (x)*	21,397	310,684
Verrica Pharmaceuticals, Inc. (x)*	8,315	93,960
WaVe Life Sciences Ltd.*	16,264	108,318
Zogenix, Inc.*	26,526	458,369

		22,580,901

Total Health Care		277,433,860

Industrials (12.8%)
Aerospace & Defense (0.7%)
AAR Corp.*	14,593	565,479
Aerojet Rocketdyne Holdings, Inc.	32,311	1,560,298
AeroVironment, Inc.*	10,195	1,021,029
AerSale Corp.*	2,401	29,917
Astronics Corp.*	7,056	123,551
Byrna Technologies, Inc. (x)*	3,224	73,249
Ducommun, Inc.*	3,488	190,305
Kaman Corp.	12,309	620,374
Kratos Defense & Security Solutions, Inc.*	56,875	1,620,369
Maxar Technologies, Inc.	31,889	1,273,009
Moog, Inc., Class A	14,202	1,193,820
National Presto Industries, Inc.	1,690	171,789
PAE, Inc. (x)*	23,110	205,679
Park Aerospace Corp.	5,706	85,019
Parsons Corp.*	11,373	447,641
Triumph Group, Inc.*	22,412	465,049
Vectrus, Inc.*	3,582	170,467

		9,817,044

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Air Freight & Logistics (0.3%)
Air Transport Services Group, Inc.*	27,204	$631,949
Atlas Air Worldwide Holdings, Inc.*	12,269	835,641
Echo Global Logistics, Inc.*	8,159	250,808
Forward Air Corp.	12,110	1,086,872
Hub Group, Inc., Class A*	15,156	999,993
Radiant Logistics, Inc.*	14,043	97,318

		3,902,581

Airlines (0.3%)
Allegiant Travel Co.*	6,493	1,259,642
Frontier Group Holdings, Inc.*	17,904	305,084
Hawaiian Holdings, Inc.*	22,004	536,237
Mesa Air Group, Inc.*	10,597	98,870
SkyWest, Inc.*	22,610	973,813
Spirit Airlines, Inc.*	44,366	1,350,501
Sun Country Airlines Holdings, Inc.*	8,581	317,583

		4,841,730

Building Products (1.0%)
AAON, Inc.	19,188	1,200,977
American Woodmark Corp.*	7,689	628,114
Apogee Enterprises, Inc.	11,398	464,240
Caesarstone Ltd.	8,325	122,877
Cornerstone Building Brands, Inc.*	24,050	437,229
CSW Industrials, Inc.	6,317	748,312
Gibraltar Industries, Inc.*	15,448	1,178,837
Griffon Corp.	21,037	539,178
Insteel Industries, Inc.	5,858	188,335
JELD-WEN Holding, Inc.*	36,596	961,011
Masonite International Corp.*	10,712	1,197,494
PGT Innovations, Inc.*	29,464	684,449
Quanex Building Products Corp.	10,239	254,337
Resideo Technologies, Inc.*	64,665	1,939,950
Simpson Manufacturing Co., Inc.	19,370	2,139,223
UFP Industries, Inc.	26,408	1,963,171
View, Inc. (x)*	25,645	217,470

		14,865,204

Commercial Services & Supplies (1.7%)
ABM Industries, Inc.	31,521	1,397,956
ACCO Brands Corp.	30,004	258,935
Brady Corp., Class A	22,529	1,262,525
BrightView Holdings, Inc.*	13,209	212,929
Brink’s Co. (The)	21,405	1,644,760
Casella Waste Systems, Inc., Class A*	22,280	1,413,220
CECO Environmental Corp.*	12,842	91,949
Cimpress plc*	8,382	908,693
CompX International, Inc.	1,001	20,791
CoreCivic, Inc. (REIT)*	53,519	560,344
Covanta Holding Corp.	54,684	962,985
Deluxe Corp.	19,485	930,798
Ennis, Inc.	8,047	173,171
Harsco Corp.*	34,337	701,162
Healthcare Services Group, Inc.	34,665	1,094,374
Heritage-Crystal Clean, Inc.*	5,330	158,194
Herman Miller, Inc.	28,105	1,324,870
HNI Corp.	19,047	837,497
Interface, Inc.	17,947	274,589
KAR Auction Services, Inc.*	59,403	1,042,523
Kimball International, Inc., Class B	11,300	148,595
Knoll, Inc.	21,268	552,755
Matthews International Corp., Class A	14,008	503,728
Montrose Environmental Group, Inc.*	9,768	524,151
NL Industries, Inc.	5,956	38,714
Pitney Bowes, Inc.	76,479	670,721
RR Donnelley & Sons Co.*	21,198	133,123
SP Plus Corp.*	7,168	219,269
Steelcase, Inc., Class A	38,184	576,960
Team, Inc.*	8,827	59,141
Tetra Tech, Inc.	24,077	2,938,357
UniFirst Corp.	6,991	1,640,368
US Ecology, Inc.*	14,857	557,435
Viad Corp.*	6,270	312,560
VSE Corp.	3,394	168,037

		24,316,179

Construction & Engineering (1.1%)
Ameresco, Inc., Class A*	13,405	840,762
API Group Corp. (m)*	78,101	1,631,530
Arcosa, Inc.	23,058	1,354,427
Argan, Inc.	4,580	218,878
Comfort Systems USA, Inc.	16,314	1,285,380
Concrete Pumping Holdings, Inc.*	10,880	92,154
Construction Partners, Inc., Class A*	8,639	271,265
Dycom Industries, Inc.*	13,254	987,821
EMCOR Group, Inc.	24,079	2,966,292
Fluor Corp.*	66,694	1,180,484
Granite Construction, Inc.	20,701	859,712
Great Lakes Dredge & Dock Corp.*	19,901	290,754
HC2 Holdings, Inc.*	13,992	55,688
IES Holdings, Inc.*	2,632	135,179
Infrastructure and Energy Alternatives, Inc.*	6,196	79,681
Matrix Service Co.*	8,765	92,032
MYR Group, Inc.*	7,366	669,717
Northwest Pipe Co.*	3,333	94,157
NV5 Global, Inc.*	5,487	518,576
Primoris Services Corp.	23,265	684,689
Sterling Construction Co., Inc.*	8,563	206,625
Tutor Perini Corp.*	12,670	175,479
WillScot Mobile Mini Holdings Corp.*	81,282	2,265,329

		16,956,611

Electrical Equipment (0.9%)
Advent Technologies Holdings, Inc. (x)*	4,939	47,612
Allied Motion Technologies, Inc.	3,826	132,112
American Superconductor Corp.*	8,353	145,259
Array Technologies, Inc.*	55,141	860,199
Atkore, Inc.*	20,785	1,475,735

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
AZZ, Inc.	12,011	$621,929
Babcock & Wilcox Enterprises, Inc.*	16,611	130,895
Beam Global (x)*	2,642	101,215
Bloom Energy Corp., Class A (x)*	60,268	1,619,401
Encore Wire Corp.	8,931	676,880
EnerSys	18,779	1,835,272
Eos Energy Enterprises, Inc.*	5,284	94,901
FTC Solar, Inc. (x)*	5,531	73,618
FuelCell Energy, Inc.*	142,178	1,265,384
GrafTech International Ltd.	73,555	854,709
Powell Industries, Inc.	2,992	92,602
Preformed Line Products Co.	1,203	89,263
Romeo Power, Inc. (x)*	12,664	103,085
Stem, Inc. (x)*	27,048	973,998
Thermon Group Holdings, Inc.*	10,144	172,854
TPI Composites, Inc.*	15,111	731,675
Vicor Corp.*	9,424	996,494

		13,095,092

Industrial Conglomerates (0.1%)
Raven Industries, Inc.	16,468	952,674

Machinery (3.5%)
AgEagle Aerial Systems, Inc. (x)*	20,297	106,965
Alamo Group, Inc.	4,282	653,776
Albany International Corp., Class A	14,597	1,302,928
Altra Industrial Motion Corp.	28,420	1,847,868
Astec Industries, Inc.	9,723	611,966
Barnes Group, Inc.	22,530	1,154,662
Blue Bird Corp.*	5,567	138,396
Chart Industries, Inc.*	16,179	2,367,311
CIRCOR International, Inc.*	5,648	184,125
Columbus McKinnon Corp.	12,172	587,177
Commercial Vehicle Group, Inc.*	9,565	101,676
Desktop Metal, Inc., Class A (x)*	36,087	415,000
Douglas Dynamics, Inc.	9,745	396,524
Energy Recovery, Inc.*	13,333	303,726
Enerpac Tool Group Corp.	26,242	698,562
EnPro Industries, Inc.	9,378	911,073
ESCO Technologies, Inc.	11,887	1,115,119
Evoqua Water Technologies Corp.*	48,992	1,654,950
ExOne Co. (The)(x)*	5,180	112,095
Federal Signal Corp.	27,188	1,093,773
Franklin Electric Co., Inc.	21,486	1,732,201
Gorman-Rupp Co. (The)	6,466	222,689
Greenbrier Cos., Inc. (The)	14,194	618,575
Helios Technologies, Inc.	14,555	1,136,018
Hillenbrand, Inc.	35,257	1,554,129
Hydrofarm Holdings Group, Inc.*	3,450	203,930
Hyliion Holdings Corp. (x)*	50,649	590,061
Hyster-Yale Materials Handling, Inc.	3,084	225,070
John Bean Technologies Corp.	13,750	1,961,025
Kadant, Inc.	5,040	887,494
Kennametal, Inc.	39,348	1,413,380
Lindsay Corp.	4,822	796,980
Luxfer Holdings plc	9,339	207,793
Lydall, Inc.*	7,557	457,350
Manitowoc Co., Inc. (The)*	10,470	256,515
Mayville Engineering Co., Inc.*	3,282	66,001
Meritor, Inc.*	32,771	767,497
Miller Industries, Inc.	3,346	131,966
Mueller Industries, Inc.	25,335	1,097,259
Mueller Water Products, Inc., Class A	68,882	993,278
Navistar International Corp.*	23,242	1,034,269
Nikola Corp. (x)*	86,686	1,565,549
NN, Inc.*	12,843	94,396
Omega Flex, Inc.	975	143,042
Park-Ohio Holdings Corp.	3,284	105,548
Proto Labs, Inc.*	12,734	1,168,981
RBC Bearings, Inc.*	11,336	2,260,625
REV Group, Inc.	8,751	137,303
Rexnord Corp.	52,797	2,641,962
Shyft Group, Inc. (The)	16,050	600,431
SPX Corp.*	19,154	1,169,926
SPX FLOW, Inc.	19,931	1,300,298
Standex International Corp.	5,123	486,224
Tennant Co.	8,393	670,181
Terex Corp.	31,996	1,523,650
Titan International, Inc.*	15,129	128,294
TriMas Corp.*	20,667	626,830
Trinity Industries, Inc.	37,343	1,004,153
Wabash National Corp.	18,187	290,992
Watts Water Technologies, Inc., Class A	12,090	1,764,052
Welbilt, Inc.*	58,118	1,345,432

		51,139,021

Marine (0.1%)
Costamare, Inc.	16,291	192,397
Eagle Bulk Shipping, Inc. (x)*	2,892	136,850
Genco Shipping & Trading Ltd.	9,755	184,174
Matson, Inc.	18,952	1,212,928
Safe Bulkers, Inc.*	19,616	78,660

		1,805,009

Professional Services (1.4%)
Acacia Research Corp.*	14,960	101,129
ASGN, Inc.*	22,958	2,225,319
Atlas Technical Consultants, Inc.*	3,832	37,094
Barrett Business Services, Inc.	2,339	169,835
CBIZ, Inc.*	23,956	785,038
CRA International, Inc.	2,214	189,518
Exponent, Inc.	22,524	2,009,366
Forrester Research, Inc.*	3,676	168,361
Franklin Covey Co.*	3,846	124,418
GP Strategies Corp.*	5,090	80,015
Heidrick & Struggles International, Inc.	6,083	270,998
HireQuest, Inc.	1,280	23,693
Huron Consulting Group, Inc.*	10,103	496,562
ICF International, Inc.	8,130	714,302
Insperity, Inc.	17,026	1,538,640
KBR, Inc.	63,210	2,411,461
Kelly Services, Inc., Class A*	10,489	251,421
Kforce, Inc.	8,875	558,504
Korn Ferry	23,561	1,709,350
ManTech International Corp., Class A	12,856	1,112,558

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Mistras Group, Inc.*	5,977	$58,754
Rekor Systems, Inc. (x)*	9,429	95,799
Resources Connection, Inc.	9,835	141,231
TriNet Group, Inc.*	17,508	1,268,980
TrueBlue, Inc.*	10,785	303,166
Upwork, Inc.*	50,962	2,970,575
Willdan Group, Inc.*	3,450	129,858

		19,945,945

Road & Rail (0.5%)
ArcBest Corp.	11,654	678,146
Avis Budget Group, Inc.*	22,953	1,787,809
Covenant Logistics Group, Inc., Class A*	4,457	92,171
Daseke, Inc.*	13,151	85,218
Heartland Express, Inc.	14,487	248,162
HyreCar, Inc. (x)*	5,302	110,918
Marten Transport Ltd.	25,637	422,754
PAM Transportation Services, Inc.*	886	46,737
Saia, Inc.*	11,774	2,466,535
Universal Logistics Holdings, Inc.	3,177	74,024
US Xpress Enterprises, Inc., Class A*	8,522	73,289
Werner Enterprises, Inc.	28,634	1,274,786
Yellow Corp.*	14,984	97,546

		7,458,095

Trading Companies & Distributors (1.1%)
Alta Equipment Group, Inc.*	6,299	83,714
Applied Industrial Technologies, Inc.	18,094	1,647,640
Beacon Roofing Supply, Inc.*	24,315	1,294,774
BlueLinx Holdings, Inc.*	2,694	135,454
Boise Cascade Co.	18,561	1,083,034
CAI International, Inc.	4,980	278,880
Custom Truck One Source, Inc. (x)*	7,983	75,998
DXP Enterprises, Inc.*	5,220	173,826
EVI Industries, Inc. (x)*	2,788	79,179
GATX Corp.	15,716	1,390,395
Global Industrial Co.	3,777	138,654
GMS, Inc.*	19,875	956,783
H&E Equipment Services, Inc.	14,515	482,914
Herc Holdings, Inc.*	10,740	1,203,632
Karat Packaging, Inc.*	1,102	22,448
Lawson Products, Inc.*	1,941	103,863
McGrath RentCorp	10,962	894,170
MRC Global, Inc.*	24,838	233,477
NOW, Inc.*	49,186	466,775
Rush Enterprises, Inc., Class A	18,932	818,620
Rush Enterprises, Inc., Class B	2,588	98,706
Textainer Group Holdings Ltd.*	19,572	660,946
Titan Machinery, Inc.*	5,992	185,392
Transcat, Inc.*	2,390	135,059
Triton International Ltd.	28,586	1,496,191
Veritiv Corp.*	4,718	289,780
WESCO International, Inc.*	19,293	1,983,706
Willis Lease Finance Corp.*	1,192	51,089

		16,465,099

Transportation Infrastructure (0.1%)
Macquarie Infrastructure Corp.	31,981	1,223,913

Total Industrials		186,784,197

Information Technology (12.2%)
Communications Equipment (0.6%)
ADTRAN, Inc.	14,826	306,157
Aviat Networks, Inc. (x)*	2,333	76,452
CalAmp Corp.*	11,066	140,760
Calix, Inc.*	25,052	1,189,970
Cambium Networks Corp.*	2,726	131,802
Casa Systems, Inc.*	11,221	99,530
Clearfield, Inc.*	4,329	162,121
Comtech Telecommunications Corp.	8,029	193,981
Digi International, Inc.*	10,241	205,946
DZS, Inc.*	5,068	105,161
EchoStar Corp., Class A*	17,632	428,281
EMCORE Corp. (x)*	10,913	100,618
Extreme Networks, Inc.*	54,960	613,354
Harmonic, Inc. (x)*	29,451	250,923
Infinera Corp.*	76,326	778,525
Inseego Corp. (x)*	25,491	257,204
KVH Industries, Inc.*	4,941	60,774
NETGEAR, Inc.*	13,733	526,249
NetScout Systems, Inc.*	32,165	917,989
Plantronics, Inc.*	15,755	657,456
Ribbon Communications, Inc.*	21,498	163,600
Viavi Solutions, Inc.*	103,683	1,831,042

		9,197,895

Electronic Equipment, Instruments & Components (2.1%)
908 Devices, Inc. (x)*	2,168	84,010
Advanced Energy Industries, Inc.	16,893	1,904,010
Aeva Technologies, Inc.*	7,526	79,550
Akoustis Technologies, Inc. (x)*	13,248	141,886
Arlo Technologies, Inc.*	25,204	170,631
Badger Meter, Inc.	13,606	1,335,021
Belden, Inc.	20,101	1,016,508
Benchmark Electronics, Inc.	18,487	526,140
CTS Corp.	14,200	527,672
Daktronics, Inc.*	11,869	78,217
ePlus, Inc.*	6,274	543,893
Fabrinet*	16,824	1,612,917
FARO Technologies, Inc.*	8,390	652,490
Identiv, Inc. (x)*	6,106	103,802
II-VI, Inc.*	46,686	3,388,937
Insight Enterprises, Inc.*	15,121	1,512,251
Iteris, Inc.*	17,228	114,566
Itron, Inc.*	20,493	2,048,890
Kimball Electronics, Inc.*	7,828	170,181
Knowles Corp.*	39,199	773,788
Luna Innovations, Inc.*	9,418	101,997
Methode Electronics, Inc.	16,445	809,259
MicroVision, Inc. (x)*	68,489	1,147,191
Napco Security Technologies, Inc.*	4,236	154,063
nLight, Inc.*	17,853	647,707
Novanta, Inc.*	15,418	2,077,730
OSI Systems, Inc.*	8,030	816,169
Ouster, Inc. (x)*	8,819	110,149

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
PAR Technology Corp. (x)*	9,743	$681,425
PC Connection, Inc.	3,467	160,418
Plexus Corp.*	13,537	1,237,417
Rogers Corp.*	8,638	1,734,510
Sanmina Corp.*	31,161	1,214,033
ScanSource, Inc.*	8,467	238,177
TTM Technologies, Inc.*	47,768	683,082
Velodyne Lidar, Inc. (x)*	21,534	229,122
Vishay Intertechnology, Inc.	60,495	1,364,162
Vishay Precision Group, Inc.*	4,698	159,920

		30,351,891

IT Services (1.4%)
BigCommerce Holdings, Inc.*	20,361	1,321,836
Brightcove, Inc.*	12,056	173,004
Cantaloupe, Inc.*	17,573	208,416
Cass Information Systems, Inc.	4,943	201,427
Conduent, Inc.*	74,716	560,370
Contra Bmtechnologies (r)*	2,044	19,070
CSG Systems International, Inc.	15,442	728,554
DigitalOcean Holdings, Inc. (x)*	6,493	360,946
Evertec, Inc.	28,670	1,251,445
Evo Payments, Inc., Class A*	21,034	583,483
ExlService Holdings, Inc.*	15,110	1,605,589
GreenBox POS*	5,194	61,964
GreenSky, Inc., Class A*	21,750	120,712
Grid Dynamics Holdings, Inc.*	10,108	151,923
Hackett Group, Inc. (The)	9,181	165,442
I3 Verticals, Inc., Class A*	6,227	188,180
IBEX Holdings Ltd.*	1,805	35,234
International Money Express, Inc.*	9,780	145,233
Limelight Networks, Inc. (x)*	39,514	124,469
LiveRamp Holdings, Inc.*	30,243	1,416,885
Marathon Digital Holdings, Inc. (x)*	41,282	1,295,016
MAXIMUS, Inc.	27,531	2,421,902
MoneyGram International, Inc.*	23,773	239,632
Paya Holdings, Inc., Class A (x)*	24,762	272,877
Perficient, Inc.*	14,676	1,180,244
Priority Technology Holdings, Inc. (x)*	2,281	17,427
Rackspace Technology, Inc. (x)*	23,283	456,580
Repay Holdings Corp.*	32,897	790,844
StarTek, Inc.*	6,549	46,694
Sykes Enterprises, Inc.*	18,749	1,006,821
TTEC Holdings, Inc.	8,176	842,864
Tucows, Inc., Class A (x)*	3,230	259,434
Unisys Corp.*	30,291	766,665
Verra Mobility Corp.*	63,217	971,645

		19,992,827

Semiconductors & Semiconductor Equipment (2.4%)
Alpha & Omega Semiconductor Ltd.*	6,808	206,895
Ambarella, Inc.*	16,105	1,717,276
Amkor Technology, Inc.	44,830	1,061,126
Atomera, Inc. (x)*	6,171	132,306
Axcelis Technologies, Inc.*	14,158	572,266
AXT, Inc.*	12,558	137,887
CEVA, Inc.*	9,754	461,364
CMC Materials, Inc.	12,794	1,928,568
Cohu, Inc.*	19,371	712,659
Diodes, Inc.*	20,124	1,605,291
DSP Group, Inc.*	8,832	130,714
FormFactor, Inc.*	36,450	1,328,967
Ichor Holdings Ltd.*	11,688	628,814
Impinj, Inc. (x)*	8,198	422,935
Kopin Corp.*	23,507	192,287
Kulicke & Soffa Industries, Inc.	26,408	1,616,170
Lattice Semiconductor Corp.*	59,638	3,350,463
MACOM Technology Solutions Holdings, Inc.*	21,590	1,383,487
MaxLinear, Inc.*	30,849	1,310,774
NeoPhotonics Corp.*	15,374	156,969
NVE Corp.	1,546	114,481
Onto Innovation, Inc.*	22,183	1,620,246
PDF Solutions, Inc.*	10,899	198,144
Photronics, Inc.*	18,430	243,460
Power Integrations, Inc.	26,684	2,189,689
Rambus, Inc.*	52,884	1,253,880
Semtech Corp.*	29,083	2,000,910
Silicon Laboratories, Inc.*	20,091	3,078,946
SiTime Corp.*	5,530	700,043
SkyWater Technology, Inc. (x)*	2,329	66,726
SMART Global Holdings, Inc.*	4,377	208,695
SunPower Corp. (x)*	34,539	1,009,230
Synaptics, Inc.*	15,231	2,369,639
Ultra Clean Holdings, Inc.*	20,185	1,084,338
Veeco Instruments, Inc.*	21,243	510,682

		35,706,327

Software (5.4%)
8x8, Inc.*	50,511	1,402,185
A10 Networks, Inc.*	18,629	209,762
ACI Worldwide, Inc.*	51,397	1,908,885
Agilysys, Inc.*	5,879	334,339
Alarm.com Holdings, Inc.*	22,004	1,863,739
Alkami Technology, Inc.*	3,585	127,877
Altair Engineering, Inc., Class A*	20,634	1,423,127
American Software, Inc., Class A	10,074	221,225
Appfolio, Inc., Class A*	8,313	1,173,796
Appian Corp. (x)*	17,335	2,387,896
Asana, Inc., Class A (x)*	31,996	1,984,712
Avaya Holdings Corp.*	37,080	997,452
Benefitfocus, Inc.*	9,639	135,910
Blackbaud, Inc.*	22,256	1,704,142
Blackline, Inc.*	23,618	2,627,975
Bottomline Technologies DE, Inc.*	20,144	746,939
Box, Inc., Class A (x)*	67,624	1,727,793
BTRS Holdings, Inc.*	14,366	181,299
Cerence, Inc.*	16,387	1,748,657
ChannelAdvisor Corp.*	9,988	244,806
Cleanspark, Inc. (x)*	9,948	165,535
Cloudera, Inc.*	101,172	1,604,588
CommVault Systems, Inc.*	19,395	1,516,107
Cornerstone OnDemand, Inc.*	28,918	1,491,590
Digimarc Corp. (x)*	3,876	129,846
Digital Turbine, Inc.*	37,955	2,885,719
Domo, Inc., Class B*	11,336	916,289
E2open Parent Holdings, Inc. (x)*	12,671	144,703
Ebix, Inc.	8,154	276,421

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
eGain Corp.*	6,456	$74,115
Envestnet, Inc.*	23,129	1,754,566
GTY Technology Holdings, Inc.*	11,554	82,149
Ideanomics, Inc. (x)*	176,385	500,933
Intelligent Systems Corp. (x)*	3,061	96,299
InterDigital, Inc.	14,268	1,041,992
j2 Global, Inc.*	19,341	2,660,355
JFrog Ltd. (x)*	22,242	1,012,456
LivePerson, Inc.*	27,676	1,750,230
MicroStrategy, Inc., Class A (x)*	3,401	2,259,964
Mimecast Ltd.*	27,561	1,462,111
Mitek Systems, Inc.*	12,928	248,993
Model N, Inc.*	15,471	530,191
Momentive Global, Inc.*	58,841	1,239,780
ON24, Inc.*	2,898	102,821
OneSpan, Inc.*	11,008	281,144
PagerDuty, Inc.*	34,836	1,483,317
Ping Identity Holding Corp.*	13,300	304,570
Progress Software Corp.	20,333	940,401
PROS Holdings, Inc.*	18,877	860,225
Q2 Holdings, Inc.*	23,932	2,454,945
QAD, Inc., Class A	3,945	343,294
Qualys, Inc.*	15,737	1,584,558
Rapid7, Inc.*	24,514	2,319,760
Rimini Street, Inc.*	14,386	88,618
Riot Blockchain, Inc. (x)*	36,474	1,373,976
Sailpoint Technologies Holdings, Inc.*	39,454	2,014,916
Sapiens International Corp. NV	9,291	244,075
SecureWorks Corp., Class A (x)*	4,723	87,517
ShotSpotter, Inc.*	2,532	123,486
Smith Micro Software, Inc.*	13,632	71,159
Sprout Social, Inc., Class A*	19,097	1,707,654
SPS Commerce, Inc.*	15,678	1,565,448
Sumo Logic, Inc. (x)*	35,221	727,314
Telos Corp.*	5,237	178,110
Tenable Holdings, Inc.*	37,755	1,561,169
Upland Software, Inc.*	11,932	491,240
Varonis Systems, Inc.*	45,634	2,629,431
Verint Systems, Inc.*	28,976	1,305,948
Veritone, Inc.*	8,691	171,300
Viant Technology, Inc., Class A*	3,262	97,142
VirnetX Holding Corp. (x)*	19,794	84,520
Vonage Holdings Corp.*	111,861	1,611,917
Workiva, Inc.*	19,058	2,121,727
Xperi Holding Corp.	49,362	1,097,811
Yext, Inc.*	50,101	715,943
Zix Corp.*	16,702	117,749
Zuora, Inc., Class A*	48,252	832,347

		78,693,000

Technology Hardware, Storage & Peripherals (0.3%)
3D Systems Corp.*	54,864	2,192,914
Avid Technology, Inc.*	15,639	612,267
Corsair Gaming, Inc. (x)*	12,320	410,133
Diebold Nixdorf, Inc.*	24,297	311,973
Eastman Kodak Co. (x)*	13,621	113,327
Quantum Corp.*	16,828	115,945
Super Micro Computer, Inc.*	20,577	723,899
Turtle Beach Corp. (x)*	4,661	148,779

		4,629,237

Total Information Technology		178,571,177

Materials (3.5%)
Chemicals (1.7%)
AdvanSix, Inc.*	9,383	280,176
American Vanguard Corp.	10,650	186,482
Amyris, Inc. (x)*	72,297	1,183,502
Avient Corp.	40,120	1,972,299
Balchem Corp.	14,200	1,863,892
Cabot Corp.	23,906	1,360,969
Chase Corp.	2,987	306,496
Danimer Scientific, Inc. (x)*	29,659	742,958
Ferro Corp.*	35,621	768,345
FutureFuel Corp.	10,108	97,037
GCP Applied Technologies, Inc.*	24,471	569,195
Hawkins, Inc.	5,992	196,238
HB Fuller Co.	23,695	1,507,239
Ingevity Corp.*	18,526	1,507,275
Innospec, Inc.	11,374	1,030,598
Intrepid Potash, Inc.*	3,164	100,805
Koppers Holdings, Inc.*	6,620	214,157
Kraton Corp.*	13,966	450,962
Kronos Worldwide, Inc.	6,982	99,982
Livent Corp.*	65,731	1,272,552
Marrone Bio Innovations, Inc.*	29,221	48,507
Minerals Technologies, Inc.	15,853	1,247,156
Orion Engineered Carbons SA*	26,941	511,610
PQ Group Holdings, Inc.	15,481	237,788
PureCycle Technologies, Inc. (x)*	10,018	236,926
Quaker Chemical Corp.	6,141	1,456,584
Rayonier Advanced Materials, Inc.*	18,960	126,842
Sensient Technologies Corp.	19,620	1,698,307
Stepan Co.	10,147	1,220,380
Tredegar Corp.	8,034	110,628
Trinseo SA	17,525	1,048,696
Tronox Holdings plc, Class A	50,093	1,122,083
Valhi, Inc.	518	12,603
Zymergen, Inc. (x)*	8,672	346,967

		25,136,236

Construction Materials (0.2%)
Forterra, Inc.*	9,044	212,625
Summit Materials, Inc., Class A*	51,228	1,785,296
United States Lime & Minerals, Inc.	892	124,068
US Concrete, Inc.*	7,055	520,659

		2,642,648

Containers & Packaging (0.2%)
Greif, Inc., Class A	11,275	682,701
Greif, Inc., Class B	2,254	132,986
Myers Industries, Inc.	13,416	281,736
O-I Glass, Inc.*	74,147	1,210,821
Pactiv Evergreen, Inc.	19,298	290,821
Ranpak Holdings Corp.*	10,641	266,344
UFP Technologies, Inc.*	2,169	124,544

		2,989,953

Metals & Mining (1.2%)
Allegheny Technologies, Inc.*	59,084	1,231,901

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Arconic Corp.*	50,148	$1,786,272
Carpenter Technology Corp.	21,078	847,757
Century Aluminum Co.*	15,828	204,023
Coeur Mining, Inc.*	112,765	1,001,353
Commercial Metals Co.	52,558	1,614,582
Compass Minerals International, Inc.	15,613	925,226
Constellium SE*	52,885	1,002,171
Gatos Silver, Inc. (x)*	10,534	184,240
Haynes International, Inc.	3,795	134,267
Hecla Mining Co.	230,205	1,712,725
Kaiser Aluminum Corp.	7,283	899,378
Materion Corp.	9,738	733,758
MP Materials Corp. (x)*	31,472	1,160,058
Novagold Resources, Inc.*	109,144	874,243
Olympic Steel, Inc.	4,334	127,376
Perpetua Resources Corp.*	7,859	57,371
PolyMet Mining Corp. (x)*	7,814	28,209
Ryerson Holding Corp.*	9,394	137,152
Schnitzer Steel Industries, Inc., Class A	11,546	566,331
SunCoke Energy, Inc.	25,612	182,870
TimkenSteel Corp.*	13,829	195,680
Warrior Met Coal, Inc.	15,848	272,586
Worthington Industries, Inc.	16,932	1,035,900

		16,915,429

Paper & Forest Products (0.2%)
Clearwater Paper Corp.*	5,035	145,864
Domtar Corp.*	21,588	1,186,476
Glatfelter Corp.	19,242	268,811
Neenah, Inc.	5,804	291,186
Schweitzer-Mauduit International, Inc.	14,847	599,522
Verso Corp., Class A	9,271	164,097

		2,655,956

Total Materials		50,340,222

Real Estate (6.2%)
Equity Real Estate Investment Trusts (REITs) (5.5%)
Acadia Realty Trust (REIT)	36,856	809,358
Agree Realty Corp. (REIT)	29,866	2,105,254
Alexander & Baldwin, Inc. (REIT)	32,492	595,253
Alexander’s, Inc. (REIT)	731	195,871
American Assets Trust, Inc. (REIT)	23,896	891,082
American Finance Trust, Inc. (REIT)	49,432	419,183
Apartment Investment and Management Co. (REIT), Class A	64,472	432,607
Apple Hospitality REIT, Inc. (REIT)	90,981	1,388,370
Armada Hoffler Properties, Inc. (REIT)	19,013	252,683
Ashford Hospitality Trust, Inc. (REIT) (x)*	33,766	153,973
Braemar Hotels & Resorts, Inc. (REIT) (x)*	13,584	84,357
Brandywine Realty Trust (REIT)	73,421	1,006,602
Broadstone Net Lease, Inc. (REIT) (x)	61,631	1,442,782
BRT Apartments Corp. (REIT)	4,306	74,666
CareTrust REIT, Inc. (REIT)	44,845	1,041,749
CatchMark Timber Trust, Inc. (REIT), Class A	16,070	188,019
Centerspace (REIT)	4,132	326,015
Chatham Lodging Trust (REIT)*	15,437	198,674
City Office REIT, Inc. (REIT)	13,993	173,933
Clipper Realty, Inc. (REIT)	7,024	51,626
Columbia Property Trust, Inc. (REIT)	54,446	946,816
Community Healthcare Trust, Inc. (REIT)	11,110	527,281
CorePoint Lodging, Inc. (REIT)*	12,155	130,058
Corporate Office Properties Trust (REIT)	20,497	573,711
CTO Realty Growth, Inc. (REIT)	1,941	103,882
DiamondRock Hospitality Co. (REIT)*	97,467	945,430
DigitalBridge Group, Inc. (REIT)*	207,519	1,639,400
Diversified Healthcare Trust (REIT)	95,135	397,664
Easterly Government Properties, Inc. (REIT)	38,347	808,355
EastGroup Properties, Inc. (REIT)	17,523	2,881,657
Empire State Realty Trust, Inc. (REIT), Class A	61,913	742,956
Equity Commonwealth (REIT)	50,818	1,331,432
Essential Properties Realty Trust, Inc. (REIT)	51,436	1,390,829
Farmland Partners, Inc. (REIT)	8,252	99,437
Four Corners Property Trust, Inc. (REIT)	34,460	951,441
Franklin Street Properties Corp. (REIT)	32,858	172,833
GEO Group, Inc. (The) (REIT)(x)	36,371	258,962
Getty Realty Corp. (REIT)	15,493	482,607
Gladstone Commercial Corp. (REIT)	11,523	259,959
Gladstone Land Corp. (REIT) (x)	7,873	189,424
Global Medical REIT, Inc. (REIT)	17,939	264,780
Global Net Lease, Inc. (REIT)	43,902	812,187
Healthcare Realty Trust, Inc. (REIT)	66,398	2,005,220
Hersha Hospitality Trust (REIT)*	9,563	102,898
Independence Realty Trust, Inc. (REIT)	44,730	815,428
Indus Realty Trust, Inc. (REIT)	1,320	86,658
Industrial Logistics Properties Trust (REIT)	31,397	820,718
Innovative Industrial Properties, Inc. (REIT) (x)	10,699	2,043,723
iStar, Inc. (REIT) (x)	31,013	642,899
Kite Realty Group Trust (REIT)	37,798	831,934
Lexington Realty Trust (REIT)	127,930	1,528,763
LTC Properties, Inc. (REIT)	18,171	697,585
Macerich Co. (The) (REIT) (x)	83,921	1,531,558
Mack-Cali Realty Corp. (REIT)	39,934	684,868
Monmouth Real Estate Investment Corp. (REIT)	46,364	867,934

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
National Health Investors, Inc. (REIT)	20,398	$1,367,686
National Storage Affiliates Trust (REIT)	31,714	1,603,460
NETSTREIT Corp. (REIT)	12,268	282,900
New Senior Investment Group, Inc. (REIT)	25,693	225,585
NexPoint Residential Trust, Inc. (REIT)	9,755	536,330
Office Properties Income Trust (REIT)	22,476	658,772
One Liberty Properties, Inc. (REIT)	5,368	152,398
Outfront Media, Inc. (REIT)*	63,092	1,516,101
Paramount Group, Inc. (REIT)	80,873	814,391
Pebblebrook Hotel Trust (REIT)	59,571	1,402,897
Physicians Realty Trust (REIT)	100,431	1,854,961
Piedmont Office Realty Trust, Inc. (REIT), Class A	58,388	1,078,426
Plymouth Industrial REIT, Inc. (REIT)	9,278	185,746
Postal Realty Trust, Inc. (REIT), Class A (x)	3,798	69,276
PotlatchDeltic Corp. (REIT)	30,416	1,616,610
Preferred Apartment Communities, Inc. (REIT), Class A	15,326	149,428
PS Business Parks, Inc. (REIT)	9,480	1,403,798
QTS Realty Trust, Inc. (REIT), Class A	30,397	2,349,688
Retail Opportunity Investments Corp. (REIT)	51,272	905,464
Retail Properties of America, Inc. (REIT), Class A	101,427	1,161,339
Retail Value, Inc. (REIT)	5,316	115,623
RLJ Lodging Trust (REIT)	79,456	1,210,115
RPT Realty (REIT)	30,793	399,693
Ryman Hospitality Properties, Inc. (REIT)*	24,406	1,927,098
Sabra Health Care REIT, Inc. (REIT)	100,330	1,826,006
Safehold, Inc. (REIT)	8,302	651,707
Saul Centers, Inc. (REIT)	3,729	169,483
Seritage Growth Properties (REIT), Class A (x)*	11,528	212,115
Service Properties Trust (REIT)	77,542	977,029
SITE Centers Corp. (REIT)	78,465	1,181,683
STAG Industrial, Inc. (REIT)	70,628	2,643,606
Summit Hotel Properties, Inc. (REIT)*	42,037	392,205
Sunstone Hotel Investors, Inc. (REIT)*	104,113	1,293,083
Tanger Factory Outlet Centers, Inc. (REIT) (x)	44,478	838,410
Terreno Realty Corp. (REIT)	30,114	1,942,955
UMH Properties, Inc. (REIT)	12,760	278,423
Uniti Group, Inc. (REIT)	91,196	965,766
Universal Health Realty Income Trust (REIT)	3,981	245,031
Urban Edge Properties (REIT)	52,609	1,004,832
Urstadt Biddle Properties, Inc. (REIT), Class A	9,410	182,366
Washington REIT (REIT)	39,125	899,875
Whitestone REIT (REIT)	12,712	104,874
Xenia Hotels & Resorts, Inc. (REIT)*	52,099	975,814

		80,176,392

Real Estate Management & Development (0.7%)
Cushman & Wakefield plc (x)*	52,716	920,949
eXp World Holdings, Inc. (x)*	26,799	1,038,997
Fathom Holdings, Inc. (x)*	1,608	52,726
Forestar Group, Inc.*	5,074	106,097
FRP Holdings, Inc.*	2,171	120,881
Kennedy-Wilson Holdings, Inc.	57,055	1,133,683
Marcus & Millichap, Inc.*	7,354	285,850
Newmark Group, Inc., Class A	68,524	822,973
Rafael Holdings, Inc., Class B (x)*	2,986	152,435
RE/MAX Holdings, Inc., Class A	5,842	194,714
Realogy Holdings Corp. (x)*	51,186	932,609
Redfin Corp. (x)*	45,916	2,911,534
RMR Group, Inc. (The), Class A	4,891	188,988
St Joe Co. (The)	15,597	695,782
Tejon Ranch Co.*	6,514	99,078

		9,657,296

Total Real Estate		89,833,688

Utilities (2.1%)
Electric Utilities (0.5%)
ALLETE, Inc.	22,641	1,584,417
MGE Energy, Inc.	16,903	1,258,259
Otter Tail Corp.	19,070	930,807
PNM Resources, Inc.	37,612	1,834,337
Portland General Electric Co.	39,357	1,813,571
Spark Energy, Inc., Class A (x)	4,091	46,351

		7,467,742

Gas Utilities (0.7%)
Brookfield Infrastructure Corp., Class A (x)	16,664	1,256,466
Chesapeake Utilities Corp.	7,564	910,176
New Jersey Resources Corp.	42,932	1,698,819
Northwest Natural Holding Co.	13,994	734,965
ONE Gas, Inc.	23,365	1,731,814
South Jersey Industries, Inc.	46,188	1,197,655
Southwest Gas Holdings, Inc.	24,869	1,646,079
Spire, Inc.	21,523	1,555,467

		10,731,441

Independent Power and Renewable Electricity Producers (0.3%)
Clearway Energy, Inc., Class A	10,843	273,460
Clearway Energy, Inc., Class C	36,726	972,505
Ormat Technologies, Inc. (x)	19,081	1,326,702
Sunnova Energy International, Inc.*	37,194	1,400,726

		3,973,393

Multi-Utilities (0.3%)
Avista Corp.	31,744	1,354,516
Black Hills Corp.	27,004	1,772,273

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
NorthWestern Corp.	22,031	$1,326,707
Unitil Corp. (x)	4,555	241,278

		4,694,774

Water Utilities (0.3%)
American States Water Co.	15,446	1,228,884
Artesian Resources Corp., Class A	2,600	95,602
Cadiz, Inc. (x)*	6,244	84,918
California Water Service Group	22,927	1,273,366
Global Water Resources, Inc.	4,268	72,898
Middlesex Water Co.	7,828	639,782
Pure Cycle Corp.*	6,190	85,546
SJW Group	12,903	816,760
York Water Co. (The)	4,081	184,869

		4,482,625

Total Utilities		31,349,975

Total Common Stocks (89.8%) (Cost $809,977,204)		1,310,819,530

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Corporate Bond (0.0%)
Financials (0.0%)
Capital Markets (0.0%)
GAMCO Investors, Inc. 4.000%, 6/15/23 (e)	$7,000	6,999

Total Financials		6,999

Total Long-Term Debt Securities (0.0%) (Cost $8,019)		6,999

	Number of Rights	Value (Note 1)
RIGHTS:
Communication Services (0.0%)
Media (0.0%)
Media General, Inc., CVR (r)*	13,800	—

Total Communication Services		—

Financials (0.0%)
Diversified Financial Services (0.0%)
First Eagle Private Credit LLC, CVR (r)*	3,900	—

Total Financials		—

Health Care (0.0%)
Biotechnology (0.0%)
Achillion Pharmaceuticals, Inc., CVR (r)*	19,200	6,624
Alder Biopharmaceuticals, Inc., CVR (r)(x)*	10,200	$6,732
Contra Aduro Biotech I, CVR (r)*	10,401	—
Oncternal Therapeutics, Inc., CVR (r)(x)*	369	—

		13,356

Pharmaceuticals (0.0%)
Dova Pharmaceuticals, Inc., CVR (r)*	9,200	3,726
Omthera Pharmaceuticals, Inc., CVR (r)*	5,500	—

		3,726

Total Health Care		17,082

Total Rights (0.0%) (Cost $44,312)		17,082

	Number of Warrants	Value (Note 1)
WARRANTS:
Energy (0.0%)
Energy Equipment & Services (0.0%)
Nabors Industries Ltd., expiring 6/11/26* (Cost $—)	101	1,010

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Companies (6.7%)
BlackRock Liquidity FedFund, Institutional Shares (xx)	7,000,000	7,000,000
JPMorgan Prime Money Market Fund, IM Shares	91,035,275	91,080,793

Total Investment Companies		98,080,793

	Principal Amount	Value (Note 1)
Repurchase Agreements (4.6%)
Citigroup Global Markets, Inc., 0.07%, dated 6/30/21, due 7/1/21, repurchase price $10,527,589, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-5.000%, maturing 4/30/22-2/15/42; total market value $10,738,122. (xx)	$10,527,568	10,527,568
Deutsche Bank AG, 0.17%, dated 6/30/21, due 7/1/21, repurchase price $900,004, collateralized by various Foreign Government Agency Securities, ranging from 0.125%-1.875%, maturing 2/12/22-2/15/23; total market value $918,032. (xx)	900,000	900,000

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Principal Amount	Value (Note 1)
Deutsche Bank AG, 0.23%, dated 6/30/21, due 7/1/21, repurchase price $5,000,032, collateralized by various Common Stocks; total market value $5,556,139. (xx)	$5,000,000	$5,000,000
Deutsche Bank AG, 0.23%, dated 6/30/21, due 7/1/21, repurchase price $5,000,032, collateralized by various Common Stocks; total market value $5,556,139. (xx)	5,000,000	5,000,000
HSBC Bank plc, 0.10%, dated 6/30/21, due 7/1/21, repurchase price $15,000,042, collateralized by various U.S. Government Treasury Securities, ranging from 0.099%-6.125%, maturing 8/31/21-2/15/50; total market value $15,306,165. (xx)	15,000,000	15,000,000
HSBC Bank plc, 0.10%, dated 6/30/21, due 7/1/21, repurchase price $3,500,010, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-6.125%, maturing 7/15/21-2/15/50; total market value $3,571,439. (xx)	3,500,000	3,500,000
HSBC Bank plc, 0.10%, dated 6/30/21, due 7/1/21, repurchase price $3,900,011, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-6.125%, maturing 7/15/21-2/15/50; total market value $3,979,603. (xx)	3,900,000	3,900,000
NBC Global Finance Ltd., 0.28%, dated 6/30/21, due 7/7/21, repurchase price $7,769,923, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 2.125%-3.875%, maturing 12/31/23-4/15/29; total market value $8,634,303. (xx)	7,769,500	7,769,500
Nomura Securities Co. Ltd., 0.04%, dated 6/30/21, due 7/1/21, repurchase price $10,000,011, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-1.625%, maturing 7/31/22-8/15/27; total market value $10,200,002. (xx)	10,000,000	10,000,000
Societe Generale SA, 0.20%, dated 6/30/21, due 7/1/21, repurchase price $5,000,028, collateralized by various Common Stocks; total market value $5,555,732. (xx)	5,000,000	5,000,000

Total Repurchase Agreements		66,597,068

Total Short-Term Investments (11.3%) (Cost $164,658,961)		164,677,861

Total Investments in Securities (101.1%) (Cost $974,688,496)		1,475,522,482
Other Assets Less Liabilities (-1.1%)		(15,824,452)

Net Assets (100%)		$1,459,698,030

*	Non-income producing.
‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.
(e)	Step Bond - Coupon rate increases or decreases in increments to maturity. Rate disclosed is as of June 30, 2021. Maturity date disclosed is the ultimate maturity date.
(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At June 30, 2021, the market value of these securities amounted to $2,275,987 or 0.2% of net assets.

(r)	Value determined using significant unobservable inputs.
(x)	All or a portion of security is on loan at June 30, 2021.
(xx)

At June 30, 2021, the Portfolio had loaned securities with a total value of $103,697,836. This was collateralized by $34,173,981 of various U.S. Government Treasury Securities, ranging from 0.000% - 8.000%, maturing 7/8/21 - 5/15/51 and by cash of $73,619,036, of which $73,597,068 was subsequently invested in an investment company and joint repurchase agreements as detailed in the Notes to the Financial Statements.

Glossary:

CVR — Contingent Value Right

USD — United States Dollar

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

Investments in companies which were affiliates for the six months ended June 30, 2021, were as follows:

Security Description	Shares at June 30, 2021	Market Value December 31, 2020 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value June 30, 2021 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
COMMON STOCKS:
Financials
Mortgage Real Estate Investment Trusts (REITs)
PennyMac Mortgage Investment Trust (REIT)	30,087	626,028	—	(108,051)	724	114,931	633,632	15,687	—
Thrifts & Mortgage Finance
PennyMac Financial Services, Inc.	10,825	1,023,278	—	(296,544)	94,980	(153,595)	668,119	5,599	—

Total		1,649,306	—	(404,595)	95,704	(38,664)	1,301,751	21,286	—

Futures contracts outstanding as of June 30, 2021 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Russell 2000 E-Mini Index	1,294	9/2021	USD	149,314,660	(707,804)

					(707,804)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2021:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Communication Services	$48,937,186	$—	$—		$48,937,186
Consumer Discretionary	155,096,846	—	—	(a)	155,096,846
Consumer Staples	41,700,254	—	—		41,700,254
Energy	56,031,833	—	—		56,031,833
Financials	194,740,292	—	—		194,740,292
Health Care	277,377,053	—	56,807		277,433,860
Industrials	186,784,197	—	—		186,784,197
Information Technology	178,552,107	—	19,070		178,571,177
Materials	50,340,222	—	—		50,340,222
Real Estate	89,833,688	—	—		89,833,688
Utilities	31,349,975	—	—		31,349,975

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Corporate Bond
Financials	$—	$6,999	$—		$6,999
Rights
Communication Services	—	—	—	(a)	—	(a)
Financials	—	—	—	(a)	—	(a)
Health Care	—	—	17,082		17,082
Short-Term Investments
Investment Companies	98,080,793	—	—		98,080,793
Repurchase Agreements	—	66,597,068	—		66,597,068
Warrant
Energy	1,010	—	—		1,010

Total Assets	$1,408,825,456	$66,604,067	$92,959		$1,475,522,482

Liabilities:
Futures	$(707,804)	$—	$—		$(707,804)

Total Liabilities	$(707,804)	$—	$—		$(707,804)

Total	$1,408,117,652	$66,604,067	$92,959		$1,474,814,678

(a)	Value is zero.

Fair Values of Derivative Instruments as of June 30, 2021:

	Statement of Assets and Liabilities
Derivatives Contracts^	Liability Derivatives	Fair Value
Equity contracts	Payables, Net assets – Unrealized depreciation	$(707,804	)*

Total		$(707,804)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2021:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$29,502,986	$29,502,986

Total	$29,502,986	$29,502,986

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$(4,892,137)	$(4,892,137)

Total	$(4,892,137)	$(4,892,137)

^ This Portfolio held futures contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

The Portfolio held futures contracts with an average notional balance of approximately $146,029,000 during the six months ended June 30, 2021.

Investment security transactions for the six months ended June 30, 2021 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities (affiliated 13%)*	$196,345,956
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities (affiliated 20%)*	$349,935,963

*	During the six months ended June 30, 2021, the Portfolio engaged in purchases and sales of securities pursuant to Rule 17a-7 of the 1940 Act (amount is percentage of total Purchases and/or Sales).

As of June 30, 2021, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$555,558,740
Aggregate gross unrealized depreciation	(63,897,956)

Net unrealized appreciation	$491,660,784

Federal income tax cost of investments in securities and derivative instruments, if applicable	$983,153,894

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2021 (Unaudited)

ASSETS
Investments in Securities, at value (x)
Affiliated Issuers (Cost $952,037)	$1,301,751
Unaffiliated Issuers (Cost $907,139,391)	1,407,623,663
Repurchase Agreements (Cost $66,597,068)	66,597,068
Cash	47,933,739
Cash held as collateral at broker for futures	10,005,400
Dividends, interest and other receivables	924,236
Due from Custodian	700,160
Due from broker for futures variation margin	203,998
Securities lending income receivable	44,613
Receivable for securities sold	1,142
Receivable for Portfolio shares sold	1,055
Other assets	14,000

Total assets	1,535,350,825

LIABILITIES
Payable for return of collateral on securities loaned	73,597,069
Payable for securities purchased	756,932
Investment management fees payable	576,611
Payable for Portfolio shares redeemed	470,634
Administrative fees payable	141,314
Accrued expenses	110,235

Total liabilities	75,652,795

NET ASSETS	$1,459,698,030

Net assets were comprised of:
Paid in capital	$824,624,998
Total distributable earnings (loss)	635,073,032

Net assets	$1,459,698,030

Class K
Net asset value, offering and redemption price per share, $1,459,698,030 / 94,309,686 shares outstanding (unlimited amount authorized: $0.01 par value)	$15.48

(x)	Includes value of securities on loan of $103,697,836.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2021 (Unaudited)

INVESTMENT INCOME
Dividends ($21,286 of dividend income received from affiliates) (net of $16,802 foreign withholding tax)	$6,618,159
Securities lending (net)	332,456

Total income	6,950,615

EXPENSES
Investment management fees	3,273,113
Administrative fees	866,671
Custodian fees	63,486
Printing and mailing expenses	50,063
Professional fees	48,008
Recoupment fees	36,165
Trustees’ fees	18,451
Miscellaneous	14,488

Total expenses	4,370,445

NET INVESTMENT INCOME (LOSS)	2,580,170

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities ($95,704 realized gain (loss) from affiliates)	132,861,087
Futures contracts	29,502,986

Net realized gain (loss)	162,364,073

Change in unrealized appreciation (depreciation) on:
Investments in securities ($(38,664) of change in unrealized appreciation (depreciation) from affiliates)	67,996,107
Futures contracts	(4,892,137)

Net change in unrealized appreciation (depreciation)	63,103,970

NET REALIZED AND UNREALIZED GAIN (LOSS)	225,468,043

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$228,048,213

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31, 2020
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$2,580,170	$8,638,556
Net realized gain (loss)	162,364,073	62,386,988
Net change in unrealized appreciation (depreciation)	63,103,970	181,766,577

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	228,048,213	252,792,121

Distributions to shareholders:
Class K	—	(104,653,454)

CAPITAL SHARES TRANSACTIONS:
Class K
Capital shares sold [ 51,335 and 16,962,051 shares, respectively ]	757,292	162,774,227
Capital shares issued in reinvestment of dividends and distributions [ 0 and 8,225,929 shares, respectively ]	—	104,653,454
Capital shares repurchased [ (11,720,595) and (19,615,697) shares, respectively ]	(170,818,940)	(225,352,797)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(170,061,648)	42,074,884

TOTAL INCREASE (DECREASE) IN NET ASSETS	57,986,565	190,213,551
NET ASSETS:
Beginning of period	1,401,711,465	1,211,497,914

End of period	$1,459,698,030	$1,401,711,465

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31,
Class K			2020	2019	2018	2017	2016
Net asset value, beginning of period	$13.23		$12.07	$10.21	$12.86	$12.22	$10.59

Income (loss) from investment operations:
Net investment income (loss) (e)	0.03		0.08	0.12	0.13	0.10	0.10
Net realized and unrealized gain (loss)	2.22		2.14	2.41	(1.57)	1.59	2.09

Total from investment operations	2.25		2.22	2.53	(1.44)	1.69	2.19

Less distributions:
Dividends from net investment income	—		(0.12)	(0.13)	(0.13)	(0.12)	(0.11)
Distributions from net realized gains	—		(0.94)	(0.54)	(1.07)	(0.93)	(0.45)
Return of capital	—		—	—	(0.01)	—	—

Total dividends and distributions	—		(1.06)	(0.67)	(1.21)	(1.05)	(0.56)

Net asset value, end of period	$15.48		$13.23	$12.07	$10.21	$12.86	$12.22

Total return (b)	17.01%		18.76%	24.87%	(11.83)%	14.08%	20.71%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,459,698		$1,401,711	$1,211,498	$860,280	$1,001,317	$959,878
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.60%		0.60%	0.60%	0.60%	0.60%	0.61%
Before waivers and reimbursements (a)(f)	0.60%		0.61%	0.61%	0.60%	0.61%	0.62%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	0.35%		0.74%	1.00%	0.95%	0.77%	0.94%
Before waivers and reimbursements (a)(f)	0.35%		0.73%	0.99%	0.95%	0.76%	0.93%
Portfolio turnover rate^	15	%(z)	28%	19%	21%	13%	14%
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2021	Market Value	% of Net Assets
Financials	$252,420,200	15.3%
Industrials	231,502,970	14.0
Consumer Discretionary	194,605,488	11.8
Health Care	185,471,223	11.3
Consumer Staples	157,065,933	9.5
Information Technology	136,073,076	8.3
Materials	118,179,790	7.2
Communication Services	72,935,449	4.4
Utilities	50,853,032	3.1
Energy	48,027,896	2.9
Real Estate	45,289,422	2.7
Repurchase Agreements	27,845,513	1.7
Cash and Other	128,266,627	7.8

		100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2021 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/21	Ending Account Value 6/30/21	Expenses Paid During Period* 1/1/21 - 6/30/21
Class K
Actual	$1,000.00	$1,087.90	$3.49
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.45	3.38

* Expenses are equal to the Portfolio’s Class K shares annualized expense ratio of 0.67%, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Australia (7.4%)
Afterpay Ltd.*	18,872	$1,672,467
AGL Energy Ltd.	53,929	331,641
Ampol Ltd.	21,774	460,653
APA Group	102,137	681,719
Aristocrat Leisure Ltd.	51,684	1,670,186
ASX Ltd.	17,410	1,014,631
Aurizon Holdings Ltd.	160,107	446,669
AusNet Services Ltd.	145,025	190,333
Australia & New Zealand Banking Group Ltd.	250,155	5,281,045
BHP Group Ltd.	260,435	9,486,364
BHP Group plc	186,256	5,487,901
BlueScope Steel Ltd.	45,545	750,076
Brambles Ltd.	131,846	1,131,163
Cochlear Ltd.	5,664	1,069,023
Coles Group Ltd.	116,807	1,497,074
Commonwealth Bank of Australia	156,132	11,693,898
Computershare Ltd.	45,307	574,228
Crown Resorts Ltd.*	29,647	264,804
CSL Ltd.	40,217	8,601,541
Dexus (REIT)	93,195	745,743
Domino’s Pizza Enterprises Ltd.	5,337	482,339
Endeavour Group Ltd.*	110,765	522,499
Evolution Mining Ltd.	141,632	477,976
Fortescue Metals Group Ltd.	149,765	2,621,462
Glencore plc*	876,873	3,753,562
Goodman Group (REIT)	147,644	2,344,061
GPT Group (The) (REIT)	176,238	647,631
Insurance Australia Group Ltd.	218,136	844,130
Lendlease Corp. Ltd.	60,535	520,264
Macquarie Group Ltd.	30,503	3,578,450
Magellan Financial Group Ltd.	11,905	480,870
Medibank Pvt Ltd.	246,911	585,140
Mirvac Group (REIT)	356,180	779,982
National Australia Bank Ltd.	290,338	5,709,116
Newcrest Mining Ltd.	71,077	1,347,530
Northern Star Resources Ltd.	97,600	715,848
Oil Search Ltd.	178,729	510,684
Orica Ltd.	34,304	341,645
Origin Energy Ltd.	158,592	536,402
Qantas Airways Ltd.*	77,515	270,897
QBE Insurance Group Ltd.	127,068	1,028,229
Ramsay Health Care Ltd.	16,311	770,032
REA Group Ltd.	4,647	589,073
Reece Ltd.	25,611	453,477
Rio Tinto Ltd.	32,854	3,120,265
Rio Tinto plc	99,212	8,164,405
Santos Ltd.	154,452	821,244
Scentre Group (REIT)	459,544	944,300
SEEK Ltd.	30,052	746,893
Sonic Healthcare Ltd.	40,391	1,163,183
South32 Ltd.	427,185	938,676
Stockland (REIT)	201,334	703,615
Suncorp Group Ltd.	116,668	972,071
Sydney Airport*	117,464	510,053
Tabcorp Holdings Ltd.	198,753	772,104
Telstra Corp. Ltd.	365,623	1,030,988
Transurban Group	243,261	2,596,030
Treasury Wine Estates Ltd.	63,812	558,956
Vicinity Centres (REIT)	330,449	382,882
Washington H Soul Pattinson & Co. Ltd. (x)	10,497	265,530
Wesfarmers Ltd.	100,852	4,469,967
Westpac Banking Corp.	320,146	6,196,813
WiseTech Global Ltd.	12,209	292,356
Woodside Petroleum Ltd.	84,698	1,410,763
Woolworths Group Ltd.	110,765	3,167,391

		122,190,943

Austria (0.2%)
Erste Group Bank AG	25,124	921,727
Mondi plc	43,234	1,136,904
OMV AG	13,066	743,200
Raiffeisen Bank International AG	14,366	325,358
Verbund AG	5,998	552,257
voestalpine AG	9,779	398,188

		4,077,634

Belgium (0.8%)
Ageas SA/NV	15,354	852,041
Anheuser-Busch InBev SA/NV	67,145	4,841,521
Elia Group SA/NV	2,715	286,519
Etablissements Franz Colruyt NV	4,403	246,216
Groupe Bruxelles Lambert SA (Swiss Stock exchange)	2,626	293,297
Groupe Bruxelles Lambert SA (Turquoise Stock Exchange)	7,204	805,866
KBC Group NV	22,349	1,703,971
Proximus SADP	12,803	247,301
Sofina SA	1,409	607,808
Solvay SA	6,715	853,560
UCB SA	11,277	1,178,849
Umicore SA	17,181	1,049,177

		12,966,126

Brazil (0.0%)
Yara International ASA	15,911	837,484

Chile (0.0%)
Antofagasta plc	35,255	700,068

China (0.5%)
BOC Hong Kong Holdings Ltd.	330,761	1,122,516
Budweiser Brewing Co. APAC Ltd. (m)	145,227	458,259
Chow Tai Fook Jewellery Group Ltd.	176,246	402,690
ESR Cayman Ltd. (m)*	146,956	495,891
Futu Holdings Ltd. (ADR)*	4,411	789,966
Prosus NV*	43,010	4,205,897
Wilmar International Ltd.	162,441	543,604

		8,018,823

Denmark (2.3%)
Ambu A/S, Class B	13,903	534,505
AP Moller - Maersk A/S, Class A	290	805,549
AP Moller - Maersk A/S, Class B	542	1,557,832
Carlsberg A/S, Class B	9,199	1,714,751
Chr Hansen Holding A/S	9,433	851,358
Coloplast A/S, Class B	10,459	1,716,135
Danske Bank A/S	62,240	1,095,186

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Demant A/S*	10,160	$571,892
DSV Panalpina A/S	18,211	4,246,934
Genmab A/S*	5,805	2,375,225
GN Store Nord A/S	11,622	1,015,193
Novo Nordisk A/S, Class B	151,568	12,698,238
Novozymes A/S, Class B	18,544	1,397,767
Orsted A/S (m)	16,507	2,316,310
Pandora A/S	8,700	1,169,480
ROCKWOOL International A/S, Class B	758	369,013
Tryg A/S	31,724	778,778
Vestas Wind Systems A/S	87,036	3,397,475

		38,611,621

Finland (1.1%)
Elisa OYJ	12,175	726,445
Fortum OYJ	39,087	1,078,041
Kesko OYJ, Class B	25,132	928,278
Kone OYJ, Class B	29,947	2,443,064
Neste OYJ	37,694	2,308,084
Nokia OYJ*	475,044	2,543,506
Nordea Bank Abp (Aquis Stock Exchange)	4,742	52,843
Nordea Bank Abp (Turquoise Stock Exchange)	280,453	3,121,715
Orion OYJ, Class B	9,367	402,626
Sampo OYJ, Class A	42,636	1,959,537
Stora Enso OYJ, Class R	51,258	935,088
UPM-Kymmene OYJ	46,918	1,774,693
Wartsila OYJ Abp	41,095	609,836

		18,883,756

France (9.7%)
Accor SA*	15,610	582,866
Adevinta ASA*	20,501	392,869
Aeroports de Paris*	2,491	324,464
Air Liquide SA	41,829	7,323,750
Airbus SE*	51,889	6,672,029
Alstom SA (x)	23,042	1,163,646
Amundi SA (m)	5,609	494,492
Arkema SA	5,409	678,572
Atos SE	8,495	516,742
AXA SA	170,122	4,313,828
BioMerieux	3,673	426,815
BNP Paribas SA	99,247	6,221,854
Bollore SA	73,617	394,557
Bouygues SA	20,806	769,480
Bureau Veritas SA*	26,531	839,330
Capgemini SE (x)	14,307	2,748,253
Carrefour SA	53,472	1,051,562
Cie de Saint-Gobain	44,812	2,951,164
Cie Generale des Etablissements Michelin SCA	15,113	2,410,272
CNP Assurances	14,300	243,322
Covivio (REIT)	4,852	414,925
Credit Agricole SA	101,243	1,418,258
Danone SA	57,473	4,045,983
Dassault Aviation SA	216	254,073
Dassault Systemes SE	11,771	2,854,301
Edenred	22,061	1,256,932
Eiffage SA	7,512	764,251
Electricite de France SA (x)	40,969	559,630
Engie SA	162,344	2,224,138
EssilorLuxottica SA (Borsa Italiana Stock Exchange)	5,326	984,809
EssilorLuxottica SA (Turquoise Stock Exchange)	19,989	3,688,973
Eurazeo SE	3,366	293,356
Faurecia SE (Euronext Paris)	9,164	449,530
Faurecia SE (Italian Stock Exchange)	1,475	72,151
Gecina SA (REIT)	4,188	641,597
Getlink SE	39,924	622,519
Hermes International	2,782	4,052,522
Iliad SA	1,219	178,366
Ipsen SA	3,122	324,732
Kering SA	6,641	5,803,555
Klepierre SA (REIT)	17,403	448,412
La Francaise des Jeux SAEM (m)(x)	7,668	450,798
Legrand SA	23,443	2,481,208
L’Oreal SA	22,271	9,924,066
LVMH Moet Hennessy Louis Vuitton SE	24,461	19,180,762
Natixis SA	82,185	389,803
Orange SA	176,886	2,016,675
Orpea SA	4,551	578,758
Pernod Ricard SA	18,658	4,141,561
Publicis Groupe SA (x)	19,092	1,221,112
Remy Cointreau SA	2,017	416,388
Renault SA*	17,230	696,373
Safran SA	30,114	4,174,941
Sanofi	99,676	10,443,341
Sartorius Stedim Biotech	2,425	1,147,015
SCOR SE (x)*	14,128	449,296
SEB SA	2,233	403,522
Societe Generale SA	71,113	2,096,251
Sodexo SA*	8,002	746,735
Suez SA (x)	30,380	722,263
Teleperformance	5,211	2,115,052
Thales SA	9,340	952,885
TotalEnergies SE	220,616	9,981,173
Ubisoft Entertainment SA*	8,200	574,055
Unibail-Rodamco-Westfield (REIT)*	10,909	944,151
Valeo SA	20,337	611,787
Veolia Environnement SA	46,907	1,416,641
Vinci SA	46,130	4,922,331
Vivendi SE (x)	62,696	2,106,103
Wendel SE	2,272	305,502
Worldline SA (m)*	21,179	1,982,420

		159,465,848

Germany (8.5%)
adidas AG	16,806	6,255,310
Allianz SE (Registered)	36,450	9,089,290
Aroundtown SA	85,446	666,670
BASF SE	81,135	6,391,915
Bayer AG (Registered)	86,673	5,262,980
Bayerische Motoren Werke AG	29,498	3,123,818
Bayerische Motoren Werke AG (Preference) (q)	4,420	397,269
Bechtle AG	2,518	467,713
Beiersdorf AG	9,058	1,092,848
Brenntag SE	13,614	1,265,918

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Carl Zeiss Meditec AG	3,638	$702,927
Commerzbank AG*	89,413	634,220
Continental AG	9,657	1,419,669
Covestro AG (m)	16,666	1,076,223
Daimler AG (Registered)	75,551	6,745,720
Deutsche Bank AG (Registered)*	176,650	2,301,158
Deutsche Boerse AG	16,929	2,954,828
Deutsche Lufthansa AG (Registered) (x)*	24,284	273,262
Deutsche Post AG (Registered)	87,119	5,925,366
Deutsche Telekom AG (Registered)	293,610	6,201,213
Deutsche Wohnen SE	29,935	1,830,854
E.ON SE	200,050	2,313,739
Evonik Industries AG	18,178	609,563
Fresenius Medical Care AG & Co. KGaA	17,977	1,492,989
Fresenius SE & Co. KGaA	37,307	1,946,197
FUCHS PETROLUB SE (Preference) (q)	5,811	282,644
GEA Group AG	13,774	557,919
Hannover Rueck SE	5,327	891,257
HeidelbergCement AG	13,312	1,141,865
HelloFresh SE*	14,553	1,414,665
Henkel AG & Co. KGaA	9,135	841,091
Henkel AG & Co. KGaA (Preference) (q)	15,665	1,653,898
Infineon Technologies AG	115,002	4,611,818
Just Eat Takeaway.com NV (m)*	15,843	1,462,853
KION Group AG	6,459	688,369
Knorr-Bremse AG	6,583	757,162
LANXESS AG	7,477	512,624
LEG Immobilien SE	6,401	921,804
Merck KGaA	11,516	2,208,029
MTU Aero Engines AG	4,751	1,176,838
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	12,300	3,368,342
Nemetschek SE	5,216	399,048
Porsche Automobil Holding SE (Preference) (q)	13,596	1,456,735
Puma SE	8,840	1,053,968
Rational AG (x)	475	430,309
RWE AG	57,230	2,073,816
SAP SE	91,929	12,954,132
Sartorius AG (Preference) (q)	2,309	1,201,937
Scout24 AG (m)	8,459	713,352
Siemens AG (Registered)	67,309	10,664,432
Siemens Energy AG*	35,510	1,070,334
Siemens Healthineers AG (m)	23,842	1,461,027
Symrise AG	11,232	1,564,905
TeamViewer AG (m)*	13,596	511,373
Telefonica Deutschland Holding AG	97,561	257,395
Uniper SE	8,061	296,882
United Internet AG (Registered), Class G	8,638	353,162
Volkswagen AG (x)	2,928	961,015
Volkswagen AG (Preference) (q)	16,325	4,088,276
Vonovia SE	46,802	3,025,613
Zalando SE (m)(x)*	18,166	2,196,037

		139,666,585

Hong Kong (2.5%)
AIA Group Ltd.	1,068,960	13,285,762
Bank of East Asia Ltd. (The)	105,896	196,672
CK Asset Holdings Ltd.	187,010	1,291,003
CK Infrastructure Holdings Ltd.	53,624	319,770
CLP Holdings Ltd.	146,866	1,452,714
Hang Lung Properties Ltd.	179,563	436,171
Hang Seng Bank Ltd.	66,521	1,328,827
Henderson Land Development Co. Ltd.	128,297	608,082
HK Electric Investments & HK Electric Investments Ltd. (m)	212,751	215,647
HKT Trust & HKT Ltd.	319,923	435,942
Hong Kong & China Gas Co. Ltd.	1,005,602	1,561,964
Hong Kong Exchanges & Clearing Ltd.	106,417	6,343,107
Hongkong Land Holdings Ltd. (Bermuda Stock Exchange)	97,969	457,515
Hongkong Land Holdings Ltd. (Singapore Stock Exchange)	2,900	13,804
Jardine Matheson Holdings Ltd.	19,142	1,227,194
Link REIT (REIT)	184,431	1,787,467
Melco Resorts & Entertainment Ltd. (ADR)*	17,999	298,243
MTR Corp. Ltd.	138,409	770,989
New World Development Co. Ltd.	139,946	727,280
Power Assets Holdings Ltd.	125,118	767,857
Sino Land Co. Ltd.	269,026	424,105
Sun Hung Kai Properties Ltd.	115,912	1,727,267
Swire Pacific Ltd., Class A	42,381	287,387
Swire Properties Ltd.	98,805	294,597
Techtronic Industries Co. Ltd.	119,846	2,093,056
WH Group Ltd. (m)	869,357	781,540
Wharf Real Estate Investment Co. Ltd.	146,889	854,171
Xinyi Glass Holdings Ltd.	166,635	679,263

		40,667,396

Ireland (0.6%)
CRH plc	69,822	3,518,636
Flutter Entertainment plc*	14,427	2,612,211
Kerry Group plc (London Stock Exchange), Class A	9	1,250
Kerry Group plc (Turquoise Stock Exchange), Class A	14,159	1,977,748
Kingspan Group plc	13,353	1,260,965
Smurfit Kappa Group plc	21,543	1,168,666

		10,539,476

Israel (0.5%)
Azrieli Group Ltd.	4,210	296,365
Bank Hapoalim BM*	100,555	806,871
Bank Leumi Le-Israel BM*	126,470	960,507
Check Point Software Technologies Ltd.*	10,256	1,191,029
Elbit Systems Ltd.	2,193	283,866
ICL Group Ltd.	57,804	392,021
Israel Discount Bank Ltd., Class A*	100,500	478,432
Mizrahi Tefahot Bank Ltd. (x)*	11,194	344,732
Nice Ltd.*	5,697	1,391,332

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Teva Pharmaceutical Industries Ltd. (ADR)*	98,179	$971,972
Wix.com Ltd.*	4,839	1,404,665

		8,521,792

Italy (1.9%)
Amplifon SpA	11,469	566,278
Assicurazioni Generali SpA	96,776	1,939,885
Atlantia SpA*	42,247	764,941
Davide Campari-Milano NV	46,055	616,817
DiaSorin SpA	2,340	442,557
Enel SpA	718,275	6,670,472
Eni SpA	221,088	2,692,333
Ferrari NV	11,231	2,317,185
FinecoBank Banca Fineco SpA*	52,913	922,301
Infrastrutture Wireless Italiane SpA (m)	30,754	346,870
Intesa Sanpaolo SpA	1,450,295	4,006,012
Mediobanca Banca di Credito Finanziario SpA*	54,657	638,374
Moncler SpA	17,227	1,165,560
Nexi SpA (m)*	39,001	856,003
Poste Italiane SpA (m)	46,203	610,855
Prysmian SpA	22,391	802,610
Recordati Industria Chimica e Farmaceutica SpA	9,382	536,211
Snam SpA	173,200	1,001,188
Telecom Italia SpA (Aquis Stock Exchange)	518,306	274,595
Telecom Italia SpA (Turquoise Stock Exchange)	801,210	397,969
Terna SpA (x)	124,847	930,267
UniCredit SpA	188,967	2,229,473

		30,728,756

Japan (21.0%)
ABC-Mart, Inc.	3,470	198,964
Acom Co. Ltd.	32,686	142,401
Advantest Corp.	17,907	1,613,476
Aeon Co. Ltd.	57,588	1,547,326
AGC, Inc. (x)	17,044	714,929
Aisin Corp.	12,971	554,591
Ajinomoto Co., Inc.	41,062	1,065,960
ANA Holdings, Inc.*	12,366	290,742
Asahi Group Holdings Ltd. (x)	40,440	1,889,590
Asahi Intecc Co. Ltd.	17,649	421,943
Asahi Kasei Corp.	113,081	1,242,318
Astellas Pharma, Inc.	165,489	2,881,664
Azbil Corp.	11,425	473,578
Bandai Namco Holdings, Inc.	17,590	1,220,430
Bridgestone Corp. (x)	48,068	2,187,171
Brother Industries Ltd.	19,554	390,217
Canon, Inc. (x)	88,827	2,009,292
Capcom Co. Ltd.	16,206	474,094
Casio Computer Co. Ltd.	15,907	265,892
Central Japan Railway Co.	12,684	1,923,808
Chiba Bank Ltd. (The)	44,484	267,877
Chubu Electric Power Co., Inc.	58,626	716,631
Chugai Pharmaceutical Co. Ltd.	59,844	2,371,243
Concordia Financial Group Ltd.	93,364	342,042
Cosmos Pharmaceutical Corp.	1,731	253,974
CyberAgent, Inc.	35,590	764,050
Dai Nippon Printing Co. Ltd.	19,768	417,976
Daifuku Co. Ltd.	8,858	804,512
Dai-ichi Life Holdings, Inc.	89,818	1,644,447
Daiichi Sankyo Co. Ltd.	149,701	3,226,599
Daikin Industries Ltd.	22,160	4,127,012
Daito Trust Construction Co. Ltd.	6,017	658,054
Daiwa House Industry Co. Ltd.	50,375	1,512,225
Daiwa House REIT Investment Corp. (REIT)	171	504,096
Daiwa Securities Group, Inc.	131,499	722,153
Denso Corp.	38,586	2,632,371
Dentsu Group, Inc. (x)	19,552	699,574
Disco Corp.	2,569	785,072
East Japan Railway Co.	26,800	1,912,270
Eisai Co. Ltd.	20,933	2,058,536
ENEOS Holdings, Inc.	273,190	1,143,220
FANUC Corp.	17,044	4,110,842
Fast Retailing Co. Ltd.	5,093	3,833,904
Fuji Electric Co. Ltd.	11,792	550,884
FUJIFILM Holdings Corp.	31,803	2,358,566
Fujitsu Ltd.	17,478	3,272,356
GLP J-REIT (REIT)	356	613,975
GMO Payment Gateway, Inc.	3,694	481,139
Hakuhodo DY Holdings, Inc.	20,363	315,998
Hamamatsu Photonics KK	12,569	758,021
Hankyu Hanshin Holdings, Inc.	20,768	640,266
Harmonic Drive Systems, Inc.	3,650	201,071
Hikari Tsushin, Inc.	1,747	306,800
Hino Motors Ltd.	22,019	193,641
Hirose Electric Co. Ltd.	2,838	415,118
Hisamitsu Pharmaceutical Co., Inc.	4,207	207,141
Hitachi Construction Machinery Co. Ltd.	8,657	264,553
Hitachi Ltd.	86,178	4,934,320
Hitachi Metals Ltd.	18,475	353,219
Honda Motor Co. Ltd.	143,232	4,576,926
Hoshizaki Corp.	4,819	409,482
Hoya Corp.	32,914	4,364,042
Hulic Co. Ltd. (x)	27,741	312,131
Ibiden Co. Ltd.	9,737	524,998
Idemitsu Kosan Co. Ltd.	16,918	408,578
Iida Group Holdings Co. Ltd.	13,071	336,496
Inpex Corp. (x)	90,658	676,497
Isuzu Motors Ltd.	48,757	643,832
Ito En Ltd.	4,731	280,636
ITOCHU Corp. (x)	104,728	3,016,604
Itochu Techno-Solutions Corp.	7,670	237,498
Japan Airlines Co. Ltd.*	12,023	259,843
Japan Exchange Group, Inc.	45,873	1,019,905
Japan Metropolitan Fund Invest (REIT)	625	677,348
Japan Post Bank Co. Ltd.	35,036	294,240
Japan Post Holdings Co. Ltd.*	141,217	1,157,116
Japan Post Insurance Co. Ltd.	18,986	351,026
Japan Real Estate Investment Corp. (REIT)	118	725,451
Japan Tobacco, Inc. (x)	106,108	2,004,299
JFE Holdings, Inc.	43,084	504,544
JSR Corp.	17,606	532,483
Kajima Corp.	39,953	505,998
Kakaku.com, Inc.	11,428	345,118

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Kansai Electric Power Co., Inc. (The)	63,474	$605,344
Kansai Paint Co. Ltd.	15,615	397,912
Kao Corp. (x)	42,876	2,637,900
KDDI Corp.	141,882	4,425,232
Keio Corp.	9,123	536,236
Keisei Electric Railway Co. Ltd.	11,275	359,781
Keyence Corp.	17,123	8,642,033
Kikkoman Corp.	12,590	830,683
Kintetsu Group Holdings Co. Ltd.*	15,453	542,479
Kirin Holdings Co. Ltd. (x)	71,809	1,400,048
Kobayashi Pharmaceutical Co. Ltd.	4,094	349,719
Kobe Bussan Co. Ltd.	10,974	345,731
Koei Tecmo Holdings Co. Ltd.	5,430	264,914
Koito Manufacturing Co. Ltd.	9,265	576,274
Komatsu Ltd.	77,945	1,936,785
Konami Holdings Corp.	8,175	490,816
Kose Corp.	2,884	453,777
Kubota Corp. (x)	91,907	1,858,905
Kurita Water Industries Ltd.	8,519	408,716
Kyocera Corp.	28,367	1,753,675
Kyowa Kirin Co. Ltd.	22,955	814,102
Lasertec Corp.	6,680	1,298,179
Lawson, Inc.	4,052	187,473
Lion Corp.	19,821	335,777
Lixil Corp.	23,859	617,012
M3, Inc.	39,211	2,863,485
Makita Corp.	19,963	939,795
Marubeni Corp.	137,859	1,198,844
Mazda Motor Corp.*	47,320	444,683
McDonald’s Holdings Co. Japan Ltd. (x)	6,044	266,579
Medipal Holdings Corp.	17,367	331,723
Meiji Holdings Co. Ltd.	10,691	639,949
Mercari, Inc. (x)*	8,170	433,890
Minebea Mitsumi, Inc.	31,118	823,222
MISUMI Group, Inc.	24,597	832,483
Mitsubishi Chemical Holdings Corp.	110,247	926,374
Mitsubishi Corp.	111,227	3,031,598
Mitsubishi Electric Corp.	162,031	2,351,816
Mitsubishi Estate Co. Ltd.	104,306	1,686,716
Mitsubishi Gas Chemical Co., Inc.	12,951	274,653
Mitsubishi HC Capital, Inc.	58,272	312,092
Mitsubishi Heavy Industries Ltd.	29,115	856,717
Mitsubishi UFJ Financial Group, Inc.	1,077,334	5,819,417
Mitsui & Co. Ltd.	136,156	3,064,567
Mitsui Chemicals, Inc.	16,280	561,986
Mitsui Fudosan Co. Ltd.	81,253	1,881,849
Miura Co. Ltd.	7,720	334,595
Mizuho Financial Group, Inc.	214,454	3,064,456
MonotaRO Co. Ltd.	22,484	532,273
MS&AD Insurance Group Holdings, Inc.	38,410	1,109,134
Murata Manufacturing Co. Ltd.	50,545	3,859,064
Nabtesco Corp. (x)	9,717	367,356
NEC Corp.	22,434	1,155,070
Nexon Co. Ltd.	42,513	947,497
NGK Insulators Ltd.	21,889	367,263
NH Foods Ltd.	6,832	265,667
Nidec Corp.	39,376	4,563,356
Nihon M&A Center, Inc.	26,515	687,607
Nintendo Co. Ltd.	9,850	5,729,394
Nippon Building Fund, Inc. (REIT) (x)	129	804,690
Nippon Electric Glass Co. Ltd.	2	38
Nippon Express Co. Ltd.	6,675	508,308
Nippon Paint Holdings Co. Ltd. (x)	63,007	855,255
Nippon Prologis REIT, Inc. (REIT)	186	591,845
Nippon Sanso Holdings Corp.	13,434	275,343
Nippon Shinyaku Co. Ltd.	4,085	323,947
Nippon Steel Corp.	71,967	1,213,648
Nippon Telegraph & Telephone Corp.	114,497	2,983,137
Nippon Yusen KK	14,436	731,578
Nissan Chemical Corp.	11,300	553,328
Nissan Motor Co. Ltd.*	206,108	1,022,794
Nisshin Seifun Group, Inc.	16,835	246,248
Nissin Foods Holdings Co. Ltd.	5,245	377,695
Nitori Holdings Co. Ltd.	7,052	1,247,962
Nitto Denko Corp.	13,282	991,114
Nomura Holdings, Inc.	270,217	1,381,063
Nomura Real Estate Holdings, Inc.	9,787	248,254
Nomura Real Estate Master Fund, Inc. (REIT)	373	597,968
Nomura Research Institute Ltd.	28,512	943,171
NSK Ltd.	30,853	260,776
NTT Data Corp.	56,580	882,606
Obayashi Corp.	58,101	461,796
Obic Co. Ltd.	6,230	1,161,378
Odakyu Electric Railway Co. Ltd.	25,653	647,935
Oji Holdings Corp.	76,340	438,408
Olympus Corp.	102,995	2,047,013
Omron Corp.	16,316	1,293,883
Ono Pharmaceutical Co. Ltd.	32,794	731,773
Oracle Corp.	3,313	253,481
Oriental Land Co. Ltd.	17,694	2,521,230
ORIX Corp.	107,578	1,815,158
Orix JREIT, Inc. (REIT)	234	450,328
Osaka Gas Co. Ltd.	34,043	634,007
Otsuka Corp.	9,704	509,243
Otsuka Holdings Co. Ltd. (x)	35,088	1,455,065
Pan Pacific International Holdings Corp.	35,581	738,555
Panasonic Corp.	196,334	2,271,816
PeptiDream, Inc.*	8,513	417,623
Persol Holdings Co. Ltd.	14,440	285,304
Pigeon Corp. (x)	10,493	295,631
Pola Orbis Holdings, Inc. (x)	9,044	238,850
Rakuten Group, Inc.	74,252	838,130
Recruit Holdings Co. Ltd.	119,698	5,893,587
Renesas Electronics Corp.*	100,325	1,084,570
Resona Holdings, Inc.	180,202	692,941
Ricoh Co. Ltd.	58,413	655,664
Rinnai Corp.	3,017	287,049
Rohm Co. Ltd.	7,641	706,360
Ryohin Keikaku Co. Ltd.	21,701	455,136
Santen Pharmaceutical Co. Ltd.	32,607	449,063
SBI Holdings, Inc.	21,941	519,024

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
SCSK Corp.	4,458	$265,646
Secom Co. Ltd.	18,434	1,401,113
Seiko Epson Corp.	24,513	431,148
Sekisui Chemical Co. Ltd.	33,298	569,179
Sekisui House Ltd.	55,503	1,138,337
Seven & i Holdings Co. Ltd.	67,096	3,199,131
SG Holdings Co. Ltd.	29,222	766,224
Sharp Corp.	17,395	287,007
Shimadzu Corp.	20,333	786,086
Shimano, Inc.	6,407	1,519,640
Shimizu Corp.	45,070	345,647
Shin-Etsu Chemical Co. Ltd.	31,248	5,226,048
Shionogi & Co. Ltd.	22,886	1,192,968
Shiseido Co. Ltd.	35,633	2,620,795
Shizuoka Bank Ltd. (The)	38,667	298,978
SMC Corp.	5,092	3,009,044
SoftBank Corp.	255,439	3,342,010
SoftBank Group Corp.	110,498	7,733,219
Sohgo Security Services Co. Ltd.	6,712	305,709
Sompo Holdings, Inc.	27,918	1,031,831
Sony Group Corp.	111,455	10,850,046
Square Enix Holdings Co. Ltd.	8,241	408,730
Stanley Electric Co. Ltd.	11,101	321,254
Subaru Corp.	53,005	1,045,596
SUMCO Corp. (x)	23,826	584,417
Sumitomo Chemical Co. Ltd.	132,108	700,406
Sumitomo Corp.	99,247	1,329,309
Sumitomo Dainippon Pharma Co. Ltd.	16,410	343,872
Sumitomo Electric Industries Ltd.	66,079	974,873
Sumitomo Metal Mining Co. Ltd.	20,614	802,516
Sumitomo Mitsui Financial Group, Inc.	114,631	3,951,904
Sumitomo Mitsui Trust Holdings, Inc.	29,792	946,093
Sumitomo Realty & Development Co. Ltd.	28,098	1,004,087
Suntory Beverage & Food Ltd. (x)	12,324	463,696
Suzuki Motor Corp.	32,787	1,387,386
Sysmex Corp.	14,670	1,743,049
T&D Holdings, Inc.	46,610	602,475
Taisei Corp.	16,750	548,810
Taisho Pharmaceutical Holdings Co. Ltd.	3,419	183,114
Takeda Pharmaceutical Co. Ltd.	138,695	4,642,934
TDK Corp.	11,470	1,392,775
Terumo Corp.	57,492	2,329,799
THK Co. Ltd.	10,169	303,436
TIS, Inc.	20,583	525,622
Tobu Railway Co. Ltd.	17,092	441,858
Toho Co. Ltd.	9,991	411,889
Toho Gas Co. Ltd.	6,495	318,041
Tohoku Electric Power Co., Inc.	38,549	301,882
Tokio Marine Holdings, Inc.	56,230	2,585,380
Tokyo Century Corp.	3,964	213,017
Tokyo Electric Power Co. Holdings, Inc.*	135,588	402,755
Tokyo Electron Ltd.	13,107	5,672,484
Tokyo Gas Co. Ltd.	34,265	646,777
Tokyu Corp.	44,787	609,147
Toppan, Inc.	23,125	371,557
Toray Industries, Inc.	124,903	830,963
Toshiba Corp. (x)	35,227	1,523,613
Tosoh Corp.	22,510	388,219
TOTO Ltd.	12,207	631,804
Toyo Suisan Kaisha Ltd.	7,991	307,498
Toyota Industries Corp.	12,710	1,099,447
Toyota Motor Corp.	186,758	16,323,148
Toyota Tsusho Corp.	19,106	902,889
Trend Micro, Inc.	11,357	594,966
Tsuruha Holdings, Inc.	3,233	375,697
Unicharm Corp.	35,684	1,435,775
United Urban Investment Corp. (REIT)	251	363,074
USS Co. Ltd.	18,857	328,951
Welcia Holdings Co. Ltd.	7,703	251,693
West Japan Railway Co.	14,761	841,588
Yakult Honsha Co. Ltd.	10,922	618,384
Yamada Holdings Co. Ltd.	62,635	289,228
Yamaha Corp.	11,737	637,059
Yamaha Motor Co. Ltd. (x)	24,855	675,657
Yamato Holdings Co. Ltd.	26,082	741,880
Yaskawa Electric Corp.	21,252	1,038,736
Yokogawa Electric Corp.	19,389	289,714
Z Holdings Corp.	235,033	1,177,968
ZOZO, Inc.	9,957	338,338

		345,771,702

Jordan (0.0%)
Hikma Pharmaceuticals plc	15,584	527,293

Luxembourg (0.2%)
ArcelorMittal SA	64,948	1,990,763
Eurofins Scientific SE*	11,744	1,342,413

		3,333,176

Macau (0.2%)
Galaxy Entertainment Group Ltd.*	192,396	1,540,050
Sands China Ltd.*	212,852	896,444
SJM Holdings Ltd.*	151,866	165,865
Wynn Macau Ltd.*	150,500	236,867

		2,839,226

Malta (0.0%)
BGP Holdings plc (r)*	810,676	—

Netherlands (4.5%)
ABN AMRO Bank NV (CVA) (m)	36,232	437,870
Adyen NV (m)*	1,739	4,248,791
Aegon NV	160,028	663,946
Akzo Nobel NV	16,982	2,098,214
Argenx SE*	3,974	1,205,373
ASM International NV	4,188	1,375,560
ASML Holding NV	36,961	25,393,078
EXOR NV	9,869	790,598
Heineken Holding NV	10,224	1,029,858
Heineken NV	23,094	2,798,615
ING Groep NV	343,043	4,531,342
JDE Peet’s NV*	6,921	251,121
Koninklijke Ahold Delhaize NV	92,132	2,738,785
Koninklijke DSM NV	15,066	2,811,874
Koninklijke KPN NV	295,894	924,156
Koninklijke Philips NV	80,217	3,974,952

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Koninklijke Vopak NV	5,887	$267,354
NN Group NV	24,721	1,166,068
Randstad NV	10,834	828,594
Royal Dutch Shell plc, Class A	361,256	7,230,027
Royal Dutch Shell plc, Class B	326,922	6,326,715
Wolters Kluwer NV	23,411	2,351,793

		73,444,684

New Zealand (0.3%)
a2 Milk Co. Ltd. (The)*	67,211	302,554
Auckland International Airport Ltd.*	113,796	578,281
Fisher & Paykel Healthcare Corp. Ltd.	49,758	1,082,380
Mercury NZ Ltd.	60,561	282,355
Meridian Energy Ltd.	114,466	426,463
Ryman Healthcare Ltd.	34,887	320,188
Spark New Zealand Ltd.	164,402	551,602
Xero Ltd.*	10,986	1,129,560

		4,673,383

Norway (0.5%)
DNB ASA	83,166	1,812,041
Equinor ASA	86,353	1,827,121
Gjensidige Forsikring ASA	18,150	400,094
Mowi ASA	38,391	976,479
Norsk Hydro ASA	118,439	755,741
Orkla ASA	63,145	643,173
Schibsted ASA, Class A	6,881	332,136
Schibsted ASA, Class B	8,669	361,051
Telenor ASA	60,761	1,023,957

		8,131,793

Poland (0.0%)
InPost SA*	17,621	353,654

Portugal (0.1%)
Banco Espirito Santo SA (Registered) (r)*	106,365	—
EDP - Energias de Portugal SA	246,825	1,308,247
Galp Energia SGPS SA	44,150	479,115
Jeronimo Martins SGPS SA	21,580	393,551

		2,180,913

Russia (0.1%)
Coca-Cola HBC AG	17,693	639,769
Evraz plc	42,142	345,107

		984,876

Saudi Arabia (0.1%)
Delivery Hero SE (m)*	13,837	1,827,765

Singapore (0.9%)
Ascendas REIT (REIT)	291,585	639,679
CapitaLand Integrated Commercial Trust (REIT)	385,627	599,361
CapitaLand Ltd.	227,808	628,518
City Developments Ltd.	34,754	188,411
DBS Group Holdings Ltd.	159,957	3,546,009
Genting Singapore Ltd.	512,677	318,350
Keppel Corp. Ltd.	127,477	518,554
Mapletree Commercial Trust (REIT)	208,689	335,218
Mapletree Logistics Trust (REIT)	250,025	381,164
Oversea-Chinese Banking Corp. Ltd.	295,330	2,624,521
Singapore Airlines Ltd.*	118,894	428,821
Singapore Exchange Ltd.	71,695	596,081
Singapore Technologies Engineering Ltd.	148,919	428,584
Singapore Telecommunications Ltd.	715,020	1,217,666
United Overseas Bank Ltd.	104,622	2,008,879
UOL Group Ltd.	38,720	210,200
Venture Corp. Ltd.	24,145	344,929

		15,014,945

South Africa (0.3%)
Anglo American plc	114,095	4,533,598

Spain (2.2%)
ACS Actividades de Construccion y Servicios SA	20,789	556,856
Aena SME SA (m)*	6,138	1,006,566
Amadeus IT Group SA*	40,071	2,818,542
Banco Bilbao Vizcaya Argentaria SA	584,513	3,623,455
Banco Santander SA	1,528,185	5,833,880
CaixaBank SA	391,850	1,205,266
Cellnex Telecom SA (m)	44,893	2,859,617
EDP Renovaveis SA	25,390	588,275
Enagas SA (x)	21,548	497,852
Endesa SA (x)	27,991	679,074
Ferrovial SA	43,151	1,266,366
Grifols SA	25,628	694,071
Iberdrola SA	508,934	6,203,656
Industria de Diseno Textil SA	97,026	3,418,093
Naturgy Energy Group SA	26,139	671,957
Red Electrica Corp. SA (x)	37,370	693,696
Repsol SA (x)	130,034	1,627,298
Siemens Gamesa Renewable Energy SA*	20,643	689,285
Telefonica SA	466,010	2,177,684

		37,111,489

Sweden (3.2%)
Alfa Laval AB	27,576	974,074
Assa Abloy AB, Class B	88,293	2,659,695
Atlas Copco AB, Class A	59,809	3,662,018
Atlas Copco AB, Class B	33,630	1,768,325
Boliden AB*	23,933	920,059
Electrolux AB	20,049	555,921
Embracer Group AB*	22,595	611,204
Epiroc AB, Class A	58,541	1,333,882
Epiroc AB, Class B	34,126	669,712
EQT AB	20,406	740,597
Essity AB, Class B	53,872	1,786,480
Evolution AB (m)	14,967	2,365,171
Fastighets AB Balder, Class B*	9,444	592,588
H & M Hennes & Mauritz AB, Class B*	64,348	1,526,349
Hexagon AB, Class B	173,424	2,569,515
Husqvarna AB, Class B	36,613	486,428
ICA Gruppen AB	9,102	423,613
Industrivarden AB, Class C	14,485	530,106

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Industrivarden AB, Class A	9,903	$385,099
Investment AB Latour, Class B	13,177	432,351
Investor AB, Class B	159,424	3,674,458
Kinnevik AB, Class B (x)*	21,542	862,375
L E Lundbergforetagen AB, Class B	6,259	403,854
Lundin Energy AB	16,742	592,360
Nibe Industrier AB, Class B	125,603	1,321,179
Sandvik AB	100,373	2,563,833
Securitas AB, Class B	28,147	444,334
Sinch AB (m)*	40,100	674,729
Skandinaviska Enskilda Banken AB, Class A	141,906	1,833,083
Skanska AB, Class B	30,936	820,564
SKF AB, Class B	33,525	853,589
Svenska Cellulosa AB SCA, Class B	52,077	853,437
Svenska Handelsbanken AB, Class A	128,511	1,449,974
Swedbank AB, Class A	80,791	1,503,273
Swedish Match AB	142,920	1,218,764
Tele2 AB, Class B (x)	44,717	609,248
Telefonaktiebolaget LM Ericsson, Class B	259,582	3,262,481
Telia Co. AB	225,613	1,001,248
Volvo AB, Class A	17,643	437,462
Volvo AB, Class B (x)	126,855	3,052,014

		52,425,446

Switzerland (8.9%)
ABB Ltd. (Registered)	152,823	5,184,668
Adecco Group AG (Registered)	13,668	928,582
Alcon, Inc.	43,961	3,077,864
Baloise Holding AG (Registered)	3,996	623,208
Banque Cantonale Vaudoise (Registered)	2,544	228,486
Barry Callebaut AG (Registered)	316	734,288
Chocoladefabriken Lindt & Spruengli AG	92	915,277
Chocoladefabriken Lindt & Spruengli AG (Registered)	9	942,556
Cie Financiere Richemont SA (Registered)	46,475	5,623,211
Clariant AG (Registered)	16,637	330,852
Credit Suisse Group AG (Registered)	217,800	2,281,456
EMS-Chemie Holding AG (Registered)	619	608,129
Geberit AG (Registered)	3,256	2,442,220
Givaudan SA (Registered)	823	3,827,473
Holcim Ltd.*	46,002	2,759,374
Julius Baer Group Ltd.	20,143	1,314,493
Kuehne + Nagel International AG (Registered)	4,794	1,640,400
Logitech International SA (Registered)	14,577	1,766,097
Lonza Group AG (Registered)	6,550	4,642,518
Nestle SA (Registered)	254,665	31,713,052
Novartis AG (Registered)	195,628	17,827,996
Partners Group Holding AG	2,000	3,029,452
Roche Holding AG	61,901	23,318,664
Roche Holding AG CHF 1	2,842	1,154,308
Schindler Holding AG	3,628	1,109,672
Schindler Holding AG (Registered)	1,783	521,073
SGS SA (Registered)	531	1,637,908
Sika AG (Registered)	12,628	4,128,581
Sonova Holding AG (Registered)	4,842	1,821,147
STMicroelectronics NV	57,904	2,101,329
Straumann Holding AG (Registered)	927	1,477,790
Swatch Group AG (The)	2,456	842,512
Swatch Group AG (The) (Registered)	4,397	290,124
Swiss Life Holding AG (Registered)	2,738	1,330,456
Swiss Prime Site AG (Registered)	6,912	685,784
Swisscom AG (Registered)	2,294	1,309,582
Temenos AG (Registered)	6,074	975,516
UBS Group AG (Registered)	322,788	4,939,938
Vifor Pharma AG	4,152	537,370
Zurich Insurance Group AG	13,272	5,324,579

		145,947,985

Taiwan (0.0%)
Sea Ltd. (ADR)*	1,214	333,364

United Arab Emirates (0.0%)
NMC Health plc (r)*	3,282	—

United Kingdom (10.8%)
3i Group plc	85,046	1,379,966
Admiral Group plc	17,151	745,913
Ashtead Group plc	39,798	2,953,020
Associated British Foods plc	31,332	960,449
AstraZeneca plc	115,553	13,879,295
Auto Trader Group plc (m)*	85,906	752,693
AVEVA Group plc	10,120	519,083
Aviva plc	349,709	1,963,551
BAE Systems plc	286,024	2,065,330
Barclays plc	1,536,952	3,638,124
Barratt Developments plc	87,436	840,846
Berkeley Group Holdings plc	11,001	699,253
BP plc	1,791,802	7,807,589
British American Tobacco plc	192,032	7,437,860
British Land Co. plc (The) (REIT)	78,104	534,696
BT Group plc*	780,591	2,094,796
Bunzl plc	30,239	999,309
Burberry Group plc*	35,681	1,019,727
CK Hutchison Holdings Ltd.	237,327	1,849,270
CNH Industrial NV	90,291	1,490,846
Coca-Cola Europacific Partners plc	17,673	1,048,362
Compass Group plc*	158,664	3,340,484
Croda International plc	12,253	1,248,845
DCC plc	8,564	701,081
Diageo plc	205,656	9,845,989
Direct Line Insurance Group plc	121,049	477,224
Entain plc*	53,106	1,282,271
Experian plc	81,532	3,142,140
GlaxoSmithKline plc	443,788	8,713,582
Halma plc	33,979	1,265,325
Hargreaves Lansdown plc	29,646	651,638
HSBC Holdings plc	1,791,332	10,340,484
Imperial Brands plc	83,509	1,798,615

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Informa plc*	131,430	$911,945
InterContinental Hotels Group plc*	15,679	1,043,229
Intertek Group plc	14,003	1,071,180
J Sainsbury plc	153,746	578,056
JD Sports Fashion plc	41,364	525,841
Johnson Matthey plc	17,467	742,501
Kingfisher plc	180,985	912,550
Land Securities Group plc (REIT)	62,147	580,628
Legal & General Group plc	530,684	1,891,029
Lloyds Banking Group plc	6,272,421	4,051,123
London Stock Exchange Group plc	27,987	3,085,539
M&G plc	232,061	734,792
Melrose Industries plc	427,057	916,250
National Grid plc	309,650	3,944,144
Natwest Group plc	422,140	1,186,579
Next plc*	11,934	1,296,892
Ocado Group plc*	42,700	1,183,110
Pearson plc	65,055	746,922
Persimmon plc	28,298	1,157,898
Phoenix Group Holdings plc	52,003	486,573
Prudential plc	229,467	4,359,787
Reckitt Benckiser Group plc	62,726	5,550,605
RELX plc (London Stock Exchange)	77,683	2,062,136
RELX plc (Turquoise Stock Exchange)	92,157	2,456,506
Rentokil Initial plc	160,161	1,096,676
Rolls-Royce Holdings plc*	743,593	1,017,503
Sage Group plc (The)	94,991	899,046
Schroders plc	10,788	524,246
Segro plc (REIT)	106,833	1,617,475
Severn Trent plc	20,254	700,714
Smith & Nephew plc	77,305	1,670,875
Smiths Group plc	36,329	799,037
Spirax-Sarco Engineering plc	6,555	1,234,544
SSE plc	91,685	1,903,052
St James’s Place plc	48,489	990,695
Standard Chartered plc	238,570	1,521,364
Standard Life Aberdeen plc	189,160	709,112
Taylor Wimpey plc	329,104	723,619
Tesco plc	686,853	2,118,301
Unilever plc (Cboe Europe)	138,922	8,131,737
Unilever plc (London Stock Exchange)	92,618	5,420,052
United Utilities Group plc	61,422	827,900
Vodafone Group plc	2,358,223	3,958,269
Whitbread plc*	18,444	796,534
Wm Morrison Supermarkets plc	212,468	725,069
WPP plc	106,836	1,439,734

		177,789,025

United States (1.2%)
CyberArk Software Ltd.*	3,382	440,573
Ferguson plc	19,653	2,732,192
James Hardie Industries plc (CHDI)	39,915	1,355,124
QIAGEN NV*	20,530	992,239
Schneider Electric SE	47,621	7,491,989
Stellantis NV (Euronext Paris)	92,875	1,821,493
Stellantis NV (Italian Stock Exchange)	85,655	1,681,314
Swiss Re AG	25,841	2,331,485
Tenaris SA	41,136	448,358

		19,294,767

Total Common Stocks (90.5%) (Cost $1,021,651,391)		1,492,395,392

	Number of Rights	Value (Note 1)
RIGHTS:
Spain (0.0%)
ACS Actividades de Construccion y Servicios SA, expiring 7/6/21 (x)* (Cost $29,451)	20,789	29,087

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Repurchase Agreements (1.7%)
Citigroup Global Markets, Inc., 0.07%, dated 6/30/21, due 7/1/21, repurchase price $945,015, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-5.000%, maturing 4/30/22-2/15/42; total market value $963,913. (xx)	$945,013	945,013
Deutsche Bank AG, 0.17%, dated 6/30/21, due 7/1/21, repurchase price $100,000, collateralized by various Foreign Government Agency Securities, ranging from 0.125%-1.875%, maturing 2/12/22-2/15/23; total market value $102,004. (xx)	100,000	100,000
Deutsche Bank AG, 0.23%, dated 6/30/21, due 7/1/21, repurchase price $10,000,064, collateralized by various Common Stocks; total market value $11,112,278. (xx)	10,000,000	10,000,000
Deutsche Bank AG, 0.23%, dated 6/30/21, due 7/1/21, repurchase price $5,000,032, collateralized by various Common Stocks; total market value $5,556,139. (xx)	5,000,000	5,000,000
HSBC Bank plc, 0.10%, dated 6/30/21, due 7/1/21, repurchase price $600,002, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-6.125%, maturing 7/15/21-2/15/50; total market value $612,247. (xx)	600,000	600,000

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Principal Amount	Value (Note 1)
HSBC Bank plc, 0.10%, dated 6/30/21, due 7/1/21, repurchase price $700,002, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-6.125%, maturing 7/15/21-2/15/50; total market value $714,288. (xx)	$700,000	$700,000
NBC Global Finance Ltd., 0.28%, dated 6/30/21, due 7/7/21, repurchase price $500,527, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 2.125%-3.875%, maturing 12/31/23-4/15/29; total market value $556,209. (xx)	500,500	500,500
Nomura Securities Co. Ltd., 0.04%, dated 6/30/21, due 7/1/21, repurchase price $5,000,006, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-1.625%, maturing 7/31/22-8/15/27; total market value $5,100,001. (xx)	5,000,000	5,000,000
Societe Generale SA, 0.20%, dated 6/30/21, due 7/1/21, repurchase price $5,000,028, collateralized by various Common Stocks; total market value $5,555,732. (xx)	5,000,000	5,000,000

Total Repurchase Agreements		27,845,513

Total Short-Term Investments (1.7%) (Cost $27,845,513)		27,845,513

Total Investments in Securities (92.2%) (Cost $1,049,526,355)		1,520,269,992
Other Assets Less Liabilities (7.8%)		128,266,627

Net Assets (100%)		$1,648,536,619

*	Non-income producing.
(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At June 30, 2021, the market value of these securities amounted to $30,603,152 or 1.9% of net assets.

(q)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.
(r)	Value determined using significant unobservable inputs.
(x)	All or a portion of security is on loan at June 30, 2021.
(xx)

At June 30, 2021, the Portfolio had loaned securities with a total value of $35,704,460. This was collateralized by $10,057,843 of various U.S. Government Treasury Securities, ranging from 0.000% - 8.000%, maturing 7/8/21 - 2/15/51 and by cash of $27,845,513 which was subsequently invested in joint repurchase agreements as detailed in the Notes to the Financial Statements.

Glossary:

ADR	— American Depositary Receipt
AUD	— Australian Dollar
CAD	— Canadian Dollar
CHDI	— Clearing House Electronic Subregister System (CHESS)
Depository Interest
CHF	— Swiss Franc
CVA	— Dutch Certification
DKK	— Denmark Krone
EUR	— European Currency Unit
GBP	— British Pound
HKD	— Hong Kong Dollar
ILS	— Israeli Shekel
JPY	— Japanese Yen
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
REIT	— Real Estate Investment Trust
SEK	— Swedish Krona
SGD	— Singapore Dollar
USD	— United States Dollar

Investments in companies which were affiliates for the six months ended June 30, 2021, were as follows:

Security Description	Shares at June 30, 2021	Market Value December 31, 2020 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value June 30, 2021 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
COMMON STOCKS:
Financials
Insurance
AXA SA**	170,122	4,232,063	—	(181,401)	(711)	263,877	4,313,828	254,442	—

**	Not affiliated at June 30, 2021

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

Futures contracts outstanding as of June 30, 2021 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
EURO STOXX 50 Index	1,244	9/2021	EUR	59,821,586	(1,006,998)
FTSE 100 Index	391	9/2021	GBP	37,755,451	(552,581)
MSCI EAFE E-Mini Index	21	9/2021	USD	2,419,305	(65,281)
SPI 200 Index	112	9/2021	AUD	15,167,289	(135,566)
TOPIX Index	215	9/2021	JPY	37,602,502	(280,798)

					(2,041,224)

Forward Foreign Currency Contracts outstanding as of June 30, 2021 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
USD	56,392,659	EUR	46,186,201	HSBC Bank plc	9/17/2021	1,538,077

Total unrealized appreciation						1,538,077

AUD	17,438,781	USD	13,517,322	HSBC Bank plc	9/17/2021	(434,731)
GBP	22,749,520	USD	32,193,756	HSBC Bank plc	9/17/2021	(718,733)
JPY	2,975,863,417	USD	27,215,857	HSBC Bank plc	9/17/2021	(411,148)

Total unrealized depreciation						(1,564,612)

Net unrealized depreciation						(26,535)

Foreign cash on the statement of assets and liabilities is maintained at JPMorgan or its affiliates and is comprised of the following (in USD): AUD 1,610,372, CAD 1,683, CHF 10,013, DKK 30,128, EUR 115,438,300, GBP 6,178,068, HKD 117,165, ILS 93,502, JPY 11,364,538, NOK 50,218, NZD 52,322, SEK 15,043 and SGD 272,495.

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2021:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Australia	$—	$122,190,943	$—	$122,190,943
Austria	—	4,077,634	—	4,077,634
Belgium	—	12,966,126	—	12,966,126
Brazil	—	837,484	—	837,484
Chile	—	700,068	—	700,068
China	789,966	7,228,857	—	8,018,823
Denmark	—	38,611,621	—	38,611,621
Finland	—	18,883,756	—	18,883,756
France	—	159,465,848	—	159,465,848
Germany	—	139,666,585	—	139,666,585
Hong Kong	1,982,952	38,684,444	—	40,667,396
Ireland	—	10,539,476	—	10,539,476

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Israel	$3,567,666	$4,954,126	$—		$8,521,792
Italy	—	30,728,756	—		30,728,756
Japan	—	345,771,702	—		345,771,702
Jordan	—	527,293	—		527,293
Luxembourg	—	3,333,176	—		3,333,176
Macau	—	2,839,226	—		2,839,226
Malta	—	—	—	(a)	— (a)
Netherlands	—	73,444,684	—		73,444,684
New Zealand	—	4,673,383	—		4,673,383
Norway	—	8,131,793	—		8,131,793
Poland	—	353,654	—		353,654
Portugal	—	2,180,913	—	(a)	2,180,913
Russia	—	984,876	—		984,876
Saudi Arabia	—	1,827,765	—		1,827,765
Singapore	—	15,014,945	—		15,014,945
South Africa	—	4,533,598	—		4,533,598
Spain	—	37,111,489	—		37,111,489
Sweden	—	52,425,446	—		52,425,446
Switzerland	—	145,947,985	—		145,947,985
Taiwan	333,364	—	—		333,364
United Arab Emirates	—	—	—	(a)	— (a)
United Kingdom	1,048,362	176,740,663	—		177,789,025
United States	440,573	18,854,194	—		19,294,767
Forward Currency Contracts	—	1,538,077	—		1,538,077
Rights
Spain	—	29,087	—		29,087
Short-Term Investments
Repurchase Agreements	—	27,845,513	—		27,845,513

Total Assets	$8,162,883	$1,513,645,186	$—		$1,521,808,069

Liabilities:
Forward Currency Contracts	$—	$(1,564,612)	$—		$(1,564,612)
Futures	(2,041,224)	—	—		(2,041,224)

Total Liabilities	$(2,041,224)	$(1,564,612)	$—		$(3,605,836)

Total	$6,121,659	$1,512,080,574	$—		$1,518,202,233

(a)	Value is zero.

Fair Values of Derivative Instruments as of June 30, 2021:

	Statement of Assets and Liabilities
Derivatives Contracts^	Asset Derivatives	Fair Value
Foreign exchange contracts	Receivables	$1,538,077

Total		$1,538,077

	Liability Derivatives
Foreign exchange contracts	Payables	$(1,564,612)
Equity contracts	Payables, Net assets – Unrealized depreciation	(2,041,224)*

Total		$(3,605,836)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2021:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Forward Foreign Currency Contracts	Total
Foreign exchange contracts	$—	$617,778	$617,778
Equity contracts	23,669,376	—	23,669,376

Total	$23,669,376	$617,778	$24,287,154

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Forward Foreign Currency Contracts	Total
Foreign exchange contracts	$—	$(961,191)	$(961,191)
Equity contracts	(3,347,822)	—	(3,347,822)

Total	$(3,347,822)	$(961,191)	$(4,309,013)

^ This Portfolio held forward foreign currency contracts and futures contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

The Portfolio held forward foreign currency contracts with an average settlement value of approximately $127,401,000 and futures contracts with an average notional balance of approximately $159,308,000 respectively, during the six months ended June 30, 2021.

The following table presents the Portfolio’s gross derivative assets and liabilities by counterparty net of amounts available for offset under netting arrangements and any related collateral received or pledged by the Portfolio as of June 30, 2021:

Counterparty	Gross Amount of Derivative Assets Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Received	Net Amount Due from Counterparty
HSBC Bank plc	$1,538,077	$(1,538,077)	$—	$—

Total	$1,538,077	$(1,538,077)	$—	$—

Counterparty	Gross Amount of Derivative Liabilities Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Pledged	Net Amount Due to Counterparty
HSBC Bank plc	$1,564,612	$(1,538,077)	$—	$26,535

Total	$1,564,612	$(1,538,077)	$—	$26,535

(a)	For financial reporting purposes the Portfolio does not offset derivative assets and derivative liabilities subject to master netting arrangements in the Statement of Assets and Liabilities.

Investment security transactions for the six months ended June 30, 2021 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities (affiliated 7%)*	$15,350,776
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities (affiliated 20%)*	$79,099,165

*	During the six months ended June 30, 2021, the Portfolio engaged in purchases and sales of securities pursuant to Rule 17a-7 of the 1940 Act (amount is percentage of total Purchases and/or Sales).

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

As of June 30, 2021, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$648,527,445
Aggregate gross unrealized depreciation	(193,496,114)

Net unrealized appreciation	$455,031,331

Federal income tax cost of investments in securities and derivative instruments, if applicable	$1,063,170,902

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2021 (Unaudited)

ASSETS
Investments in Securities, at value (x)
Unaffiliated Issuers (Cost $1,021,680,842)	$1,492,424,479
Repurchase Agreements (Cost $27,845,513)	27,845,513
Cash	5,561,485
Foreign cash (Cost $128,175,953)	135,233,847
Cash held as collateral at broker for futures	11,892,950
Dividends, interest and other receivables	6,034,659
Unrealized appreciation on forward foreign currency contracts	1,538,077
Receivable for securities sold	1,300,687
Securities lending income receivable	11,669
Receivable for Portfolio shares sold	1,758
Other assets	28,782

Total assets	1,681,873,906

LIABILITIES
Payable for return of collateral on securities loaned	27,845,513
Unrealized depreciation on forward foreign currency contracts	1,564,612
Payable for securities purchased	1,299,689
Due to broker for futures variation margin	1,109,847
Investment management fees payable	623,326
Payable for Portfolio shares redeemed	538,737
Administrative fees payable	162,985
Accrued expenses	192,578

Total liabilities	33,337,287

NET ASSETS	$1,648,536,619

Net assets were comprised of:
Paid in capital	$1,167,314,052
Total distributable earnings (loss)	481,222,567

Net assets	$1,648,536,619

Class K
Net asset value, offering and redemption price per share, $1,648,536,619 / 137,408,128 shares outstanding (unlimited amount authorized: $0.01 par value)	$12.00

(x)	Includes value of securities on loan of $35,704,460.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2021 (Unaudited)

INVESTMENT INCOME
Dividends ($254,442 of dividend income received from affiliates) (net of $2,252,150 foreign withholding tax)	$24,775,811
Securities lending (net)	121,046

Total income	24,896,857

EXPENSES
Investment management fees	3,672,500
Administrative fees	972,276
Interest expense	459,969
Custodian fees	207,760
Professional fees	63,071
Printing and mailing expenses	55,154
Trustees’ fees	20,899
Miscellaneous	49,494

Total expenses	5,501,123

NET INVESTMENT INCOME (LOSS)	19,395,734

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities ($(711) realized gain (loss) from affiliates)	16,270,622
Futures contracts	23,669,375
Forward foreign currency contracts	617,778
Foreign currency transactions	417,101

Net realized gain (loss)	40,974,876

Change in unrealized appreciation (depreciation) on:
Investments in securities ($263,877 of change in unrealized appreciation (depreciation) from affiliates)	86,115,675
Futures contracts	(3,347,822)
Forward foreign currency contracts	(961,191)
Foreign currency translations	(4,611,197)

Net change in unrealized appreciation (depreciation)	77,195,465

NET REALIZED AND UNREALIZED GAIN (LOSS)	118,170,341

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$137,566,075

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31, 2020
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$19,395,734	$24,357,146
Net realized gain (loss)	40,974,876	(2,430,839)
Net change in unrealized appreciation (depreciation)	77,195,465	84,906,230

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	137,566,075	106,832,537

Distributions to shareholders:
Class K	—	(60,146,717)

CAPITAL SHARES TRANSACTIONS:
Class K
Capital shares sold [ 96,661 and 15,927,078 shares, respectively ]	1,120,223	136,672,781
Capital shares issued in reinvestment of dividends and distributions [ 0 and 5,637,749 shares, respectively ]	—	60,146,717
Capital shares repurchased [ (10,146,618) and (33,429,500) shares, respectively ]	(116,851,318)	(333,184,273)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(115,731,095)	(136,364,775)

TOTAL INCREASE (DECREASE) IN NET ASSETS	21,834,980	(89,678,955)
NET ASSETS:
Beginning of period	1,626,701,639	1,716,380,594

End of period	$1,648,536,619	$1,626,701,639

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31,
Class K			2020		2019	2018	2017	2016
Net asset value, beginning of period	$11.03		$10.77		$9.17	$11.08	$9.11	$9.21

Income (loss) from investment operations:
Net investment income (loss) (e)	0.14		0.16	(aa)	0.25	0.24	0.21	0.22
Net realized and unrealized gain (loss)	0.83		0.52		1.73	(1.80)	2.02	(0.24)

Total from investment operations	0.97		0.68		1.98	(1.56)	2.23	(0.02)

Less distributions:
Dividends from net investment income	—		(0.22)		(0.28)	(0.23)	(0.25)	(0.08)
Distributions from net realized gains	—		(0.20)		(0.10)	(0.12)	(0.01)	—

Total dividends and distributions	—		(0.42)		(0.38)	(0.35)	(0.26)	(0.08)

Net asset value, end of period	$12.00		$11.03		$10.77	$9.17	$11.08	$9.11

Total return (b)	8.79%		6.43%		21.62%	(14.18)%	24.56%	(0.25)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,648,537		$1,626,702		$1,716,381	$1,434,531	$1,699,057	$1,563,651
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.67	%**	0.63	%**	0.62%	0.64%	0.64%	0.62%
Before waivers and reimbursements (a)(f)	0.67	%**	0.63	%**	0.62%	0.64%	0.64%	0.63%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	2.38%		1.61	%(bb)	2.46%	2.22%	2.08%	2.41%
Before waivers and reimbursements (a)(f)	2.38%		1.61	%(bb)	2.46%	2.22%	2.08%	2.40%
Portfolio turnover rate^	1	%(z)	10%		9%	10%	3%	4%
**	Includes Interest Expense of 0.06%, 0.03% for the periods ended June 30, 2021 and December 31, 2020, respectively.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(z)	Portfolio turnover rate for periods less than one year is not annualized.
(aa)	Includes income resulting from a non-recurring non-cash dividend. Without this dividend, the per share income amount would be$0.15.
(bb)	Includes income resulting from a non-recurring non-cash dividend. Without this dividend, the ratio for Class K would have been 0.14% lower.

See Notes to Financial Statements.

EQ/500 MANAGED VOLATILITY PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2021	% of Net Assets
Information Technology	24.3%
Health Care	11.5
Consumer Discretionary	10.9
Financials	10.0
Communication Services	9.9
Industrials	7.6
Investment Company	6.0
Consumer Staples	5.2
Energy	2.6
Materials	2.3
Real Estate	2.3
Utilities	2.2
Repurchase Agreements	0.0 #
Cash and Other	5.2

100.0%

#	Less than 0.05%.

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2021 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/21	Ending Account Value 6/30/21	Expenses Paid During Period* 1/1/21 - 6/30/21
Class IB
Actual	$1,000.00	$1,147.40	$4.19
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.89	3.95
Class K
Actual	1,000.00	1,148.80	2.86
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.13	2.70

* Expenses are equal to the Portfolio’s Class IB and Class K shares annualized expense ratio of 0.79% and 0.54%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

EQ/500 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (9.9%)
Diversified Telecommunication Services (1.1%)
AT&T, Inc.	1,806,815	$52,000,136
Lumen Technologies, Inc.	250,291	3,401,455
Verizon Communications, Inc.	1,047,748	58,705,320

		114,106,911

Entertainment (1.7%)
Activision Blizzard, Inc.	195,273	18,636,855
Electronic Arts, Inc.	72,495	10,426,956
Live Nation Entertainment, Inc.*	36,773	3,220,947
Netflix, Inc.*	112,183	59,256,182
Take-Two Interactive Software, Inc.*	29,497	5,221,559
Walt Disney Co. (The)*	459,075	80,691,613

		177,454,112

Interactive Media & Services (5.7%)
Alphabet, Inc., Class A*	75,927	185,397,789
Alphabet, Inc., Class C*	71,889	180,176,839
Facebook, Inc., Class A*	604,913	210,334,299
Twitter, Inc.*	200,635	13,805,694

		589,714,621

Media (1.2%)
Charter Communications, Inc., Class A*	34,771	25,085,538
Comcast Corp., Class A	1,157,503	66,000,821
Discovery, Inc., Class A (x)*	42,927	1,317,000
Discovery, Inc., Class C*	75,421	2,185,701
DISH Network Corp., Class A*	66,485	2,779,073
Fox Corp., Class A	82,059	3,046,851
Fox Corp., Class B	41,571	1,463,299
Interpublic Group of Cos., Inc. (The)	99,275	3,225,445
News Corp., Class A	100,901	2,600,219
News Corp., Class B	31,926	777,398
Omnicom Group, Inc.	54,731	4,377,932
ViacomCBS, Inc.	156,074	7,054,545

		119,913,822

Wireless Telecommunication Services (0.2%)
T-Mobile US, Inc.*	149,091	21,592,850

Total Communication Services		1,022,782,316

Consumer Discretionary (10.9%)
Auto Components (0.1%)
Aptiv plc*	69,307	10,904,070
BorgWarner, Inc.	56,262	2,730,958

		13,635,028

Automobiles (1.6%)
Ford Motor Co.*	984,955	14,636,431
General Motors Co.*	324,066	19,174,985
Tesla, Inc.*	194,564	132,245,151

		166,056,567

Distributors (0.1%)
Genuine Parts Co.	37,140	4,697,096
LKQ Corp.*	66,714	3,283,663
Pool Corp.	10,010	4,591,186

		12,571,945

Hotels, Restaurants & Leisure (1.8%)
Booking Holdings, Inc.*	10,443	22,850,224
Caesars Entertainment, Inc.*	51,959	5,390,746
Carnival Corp.*	200,548	5,286,445
Chipotle Mexican Grill, Inc.*	7,022	10,886,488
Darden Restaurants, Inc.	32,994	4,816,794
Domino’s Pizza, Inc.	9,609	4,482,503
Expedia Group, Inc.*	35,580	5,824,802
Hilton Worldwide Holdings, Inc.*	71,271	8,596,708
Las Vegas Sands Corp.*	86,180	4,540,824
Marriott International, Inc., Class A*	68,445	9,344,111
McDonald’s Corp.	189,069	43,673,048
MGM Resorts International	102,261	4,361,432
Norwegian Cruise Line Holdings Ltd. (x)*	87,148	2,563,023
Penn National Gaming, Inc.*	35,813	2,739,336
Royal Caribbean Cruises Ltd.*	54,930	4,684,430
Starbucks Corp.	296,733	33,177,717
Wynn Resorts Ltd.*	26,919	3,292,194
Yum! Brands, Inc.	74,933	8,619,543

		185,130,368

Household Durables (0.4%)
DR Horton, Inc.	81,885	7,399,948
Garmin Ltd.	38,431	5,558,660
Leggett & Platt, Inc.	37,027	1,918,369
Lennar Corp., Class A	70,140	6,968,409
Mohawk Industries, Inc.*	14,517	2,790,022
Newell Brands, Inc.	95,029	2,610,447
NVR, Inc.*	878	4,366,557
PulteGroup, Inc.	66,674	3,638,400
Whirlpool Corp.	15,859	3,457,579

		38,708,391

Internet & Direct Marketing Retail (3.8%)
Amazon.com, Inc.*	108,225	372,311,316
eBay, Inc.	162,928	11,439,175
Etsy, Inc.*	31,986	6,583,998

		390,334,489

Leisure Products (0.0%)
Hasbro, Inc.	33,067	3,125,493

Multiline Retail (0.5%)
Dollar General Corp.	59,633	12,903,985
Dollar Tree, Inc.*	57,256	5,696,972
Target Corp.	124,899	30,193,084

		48,794,041

Specialty Retail (2.0%)
Advance Auto Parts, Inc.	17,267	3,542,152
AutoZone, Inc.*	5,458	8,144,537
Best Buy Co., Inc.	56,279	6,470,959

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/500 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
CarMax, Inc.*	39,650	$5,120,798
Gap, Inc. (The)	56,801	1,911,354
Home Depot, Inc. (The)	268,433	85,600,599
L Brands, Inc.	55,500	3,999,330
Lowe’s Cos., Inc.	178,463	34,616,468
O’Reilly Automotive, Inc.*	17,522	9,921,132
Ross Stores, Inc.	89,432	11,089,568
TJX Cos., Inc. (The)	306,771	20,682,501
Tractor Supply Co.	28,605	5,322,246
Ulta Beauty, Inc.*	13,979	4,833,519

		201,255,163

Textiles, Apparel & Luxury Goods (0.6%)
Hanesbrands, Inc.	90,925	1,697,570
NIKE, Inc., Class B	322,558	49,831,985
PVH Corp.*	19,293	2,075,734
Ralph Lauren Corp.	10,549	1,242,778
Tapestry, Inc.*	71,187	3,095,211
Under Armour, Inc., Class A*	54,694	1,156,778
Under Armour, Inc., Class C*	40,413	750,469
VF Corp.	81,338	6,672,969

		66,523,494

Total Consumer Discretionary		1,126,134,979

Consumer Staples (5.2%)
Beverages (1.2%)
Brown-Forman Corp., Class B	43,948	3,293,463
Coca-Cola Co. (The)	982,436	53,159,612
Constellation Brands, Inc., Class A	42,597	9,963,012
Molson Coors Beverage Co., Class B*	49,846	2,676,232
Monster Beverage Corp.*	95,156	8,692,501
PepsiCo, Inc.	349,554	51,793,416

		129,578,236

Food & Staples Retailing (1.2%)
Costco Wholesale Corp.	111,569	44,144,506
Kroger Co. (The)	190,160	7,285,030
Sysco Corp.	131,279	10,206,942
Walgreens Boots Alliance, Inc.	184,295	9,695,760
Walmart, Inc.	346,645	48,883,878

		120,216,116

Food Products (0.8%)
Archer-Daniels-Midland Co.	142,900	8,659,740
Campbell Soup Co.	46,635	2,126,090
Conagra Brands, Inc.	121,818	4,431,739
General Mills, Inc.	152,669	9,302,122
Hershey Co. (The)	37,220	6,482,980
Hormel Foods Corp.	72,240	3,449,460
J M Smucker Co. (The)	28,971	3,753,772
Kellogg Co.	61,548	3,959,383
Kraft Heinz Co. (The)	163,744	6,677,480
Lamb Weston Holdings, Inc.	37,642	3,036,204
McCormick & Co., Inc. (Non-Voting)	62,255	5,498,362
Mondelez International, Inc., Class A	351,646	21,956,776
Tyson Foods, Inc., Class A	76,494	5,642,197

		84,976,305

Household Products (1.2%)
Church & Dwight Co., Inc.	62,761	5,348,492
Clorox Co. (The)	30,456	5,479,339
Colgate-Palmolive Co.	213,877	17,398,894
Kimberly-Clark Corp.	85,193	11,397,119
Procter & Gamble Co. (The)	618,088	83,398,614

		123,022,458

Personal Products (0.2%)
Estee Lauder Cos., Inc. (The), Class A	58,802	18,703,740

Tobacco (0.6%)
Altria Group, Inc.	462,799	22,066,256
Philip Morris International, Inc.	395,222	39,170,453

		61,236,709

Total Consumer Staples		537,733,564

Energy (2.6%)
Energy Equipment & Services (0.2%)
Baker Hughes Co.	183,493	4,196,485
Halliburton Co.	215,112	4,973,389
NOV, Inc.*	105,577	1,617,440
Schlumberger NV	358,014	11,460,028

		22,247,342

Oil, Gas & Consumable Fuels (2.4%)
APA Corp.	97,532	2,109,617
Cabot Oil & Gas Corp.	95,960	1,675,461
Chevron Corp.	489,174	51,236,085
ConocoPhillips	341,455	20,794,609
Devon Energy Corp.	149,290	4,357,775
Diamondback Energy, Inc.	47,559	4,465,314
EOG Resources, Inc.	146,714	12,241,816
Exxon Mobil Corp.	1,071,258	67,574,955
Hess Corp.	67,271	5,874,104
Kinder Morgan, Inc.	499,294	9,102,130
Marathon Oil Corp.	194,807	2,653,271
Marathon Petroleum Corp.	167,302	10,108,387
Occidental Petroleum Corp.	216,699	6,776,178
ONEOK, Inc.	114,188	6,353,420
Phillips 66	112,072	9,618,019
Pioneer Natural Resources Co.	58,509	9,508,883
Valero Energy Corp.	101,085	7,892,717
Williams Cos., Inc. (The)	300,627	7,981,647

		240,324,388

Total Energy		262,571,730

Financials (10.0%)
Banks (3.8%)
Bank of America Corp.	1,903,822	78,494,581
Citigroup, Inc.	521,853	36,921,100
Citizens Financial Group, Inc.	111,127	5,097,396
Comerica, Inc.	35,446	2,528,718
Fifth Third Bancorp	174,789	6,682,184
First Republic Bank	45,288	8,476,555
Huntington Bancshares, Inc.	371,764	5,305,072
JPMorgan Chase & Co.	764,237	118,869,423
KeyCorp	243,697	5,032,343
M&T Bank Corp.	31,488	4,575,521
People’s United Financial, Inc.	106,641	1,827,827

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/500 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
PNC Financial Services Group, Inc. (The)‡	106,872	$20,386,903
Regions Financial Corp.	241,118	4,865,761
SVB Financial Group*	13,998	7,788,907
Truist Financial Corp.	339,556	18,845,358
US Bancorp	339,885	19,363,248
Wells Fargo & Co.	1,041,984	47,191,455
Zions Bancorp NA	37,619	1,988,540

		394,240,892

Capital Markets (2.7%)
Ameriprise Financial, Inc.	28,579	7,112,741
Bank of New York Mellon Corp. (The)	203,349	10,417,569
BlackRock, Inc.‡	35,778	31,304,676
Cboe Global Markets, Inc.	27,604	3,286,257
Charles Schwab Corp. (The)	380,942	27,736,387
CME Group, Inc.	90,485	19,244,350
Franklin Resources, Inc.	71,153	2,276,184
Goldman Sachs Group, Inc. (The)	85,892	32,598,591
Intercontinental Exchange, Inc.	141,576	16,805,071
Invesco Ltd.	98,227	2,625,608
MarketAxess Holdings, Inc.	9,542	4,423,576
Moody’s Corp.	40,556	14,696,278
Morgan Stanley	375,234	34,405,205
MSCI, Inc.	20,660	11,013,433
Nasdaq, Inc.	28,028	4,927,322
Northern Trust Corp.	53,657	6,203,822
Raymond James Financial, Inc.	31,053	4,033,785
S&P Global, Inc.	60,667	24,900,770
State Street Corp.	86,645	7,129,151
T. Rowe Price Group, Inc.	57,002	11,284,686

		276,425,462

Consumer Finance (0.6%)
American Express Co.	164,467	27,174,883
Capital One Financial Corp.	113,984	17,632,185
Discover Financial Services	78,280	9,259,741
Synchrony Financial	136,891	6,641,951

		60,708,760

Diversified Financial Services (1.3%)
Berkshire Hathaway, Inc., Class B*	478,506	132,986,387

Insurance (1.6%)
Aflac, Inc.	156,499	8,397,736
Allstate Corp. (The)	75,915	9,902,353
American International Group, Inc.	215,272	10,246,947
Aon plc, Class A	56,958	13,599,292
Arthur J Gallagher & Co.	52,754	7,389,780
Assurant, Inc.	15,003	2,343,169
Chubb Ltd.	113,477	18,036,034
Cincinnati Financial Corp.	37,948	4,425,496
Everest Re Group Ltd.	10,817	2,725,992
Globe Life, Inc.	23,786	2,265,617
Hartford Financial Services Group, Inc. (The)	90,024	5,578,787
Lincoln National Corp.	44,728	2,810,708
Loews Corp.	53,318	2,913,829
Marsh & McLennan Cos., Inc.	128,086	18,019,139
MetLife, Inc.	189,162	11,321,346
Principal Financial Group, Inc.	62,458	3,946,721
Progressive Corp. (The)	147,635	14,499,233
Prudential Financial, Inc.	99,402	10,185,723
Travelers Cos., Inc. (The)	63,158	9,455,384
Unum Group	50,486	1,433,802
W R Berkley Corp.	35,348	2,630,952
Willis Towers Watson plc	31,922	7,342,698

		169,470,738

Total Financials		1,033,832,239

Health Care (11.5%)
Biotechnology (1.6%)
AbbVie, Inc.	447,431	50,398,628
Alexion Pharmaceuticals, Inc.*	56,221	10,328,360
Amgen, Inc.	144,439	35,207,006
Biogen, Inc.*	37,709	13,057,495
Gilead Sciences, Inc.	316,719	21,809,270
Incyte Corp.*	47,316	3,980,695
Regeneron Pharmaceuticals, Inc.*	26,536	14,821,418
Vertex Pharmaceuticals, Inc.*	65,522	13,211,201

		162,814,073

Health Care Equipment & Supplies (3.2%)
Abbott Laboratories	448,969	52,048,976
ABIOMED, Inc.*	11,912	3,717,854
Align Technology, Inc.*	17,980	10,985,780
Baxter International, Inc.	125,432	10,097,276
Becton Dickinson and Co.	73,234	17,809,776
Boston Scientific Corp.*	357,191	15,273,487
Cooper Cos., Inc. (The)	12,266	4,860,648
Danaher Corp.	160,872	43,171,610
Dentsply Sirona, Inc.	53,903	3,409,904
Dexcom, Inc.*	24,618	10,511,886
Edwards Lifesciences Corp.*	157,407	16,302,643
Hologic, Inc.*	61,916	4,131,036
IDEXX Laboratories, Inc.*	21,489	13,571,378
Intuitive Surgical, Inc.*	29,982	27,572,647
Medtronic plc	339,776	42,176,395
ResMed, Inc.	37,486	9,241,049
STERIS plc	24,651	5,085,501
Stryker Corp.	82,493	21,425,907
Teleflex, Inc.	11,322	4,549,066
West Pharmaceutical Services, Inc.	18,654	6,698,651
Zimmer Biomet Holdings, Inc.	51,536	8,288,020

		330,929,490

Health Care Providers & Services (2.3%)
AmerisourceBergen Corp.	36,589	4,189,075
Anthem, Inc.	61,728	23,567,750
Cardinal Health, Inc.	72,033	4,112,364
Centene Corp.*	145,904	10,640,779
Cigna Corp.	86,632	20,537,848
CVS Health Corp.	333,705	27,844,345
DaVita, Inc.*	16,371	1,971,560
HCA Healthcare, Inc.	65,528	13,547,259
Henry Schein, Inc.*	34,513	2,560,519
Humana, Inc.	32,479	14,379,103

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/500 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Laboratory Corp. of America Holdings*	25,252	$6,965,764
McKesson Corp.	39,130	7,483,221
Quest Diagnostics, Inc.	31,796	4,196,118
UnitedHealth Group, Inc.	238,264	95,410,436
Universal Health Services, Inc., Class B	19,165	2,806,331

		240,212,472

Health Care Technology (0.1%)
Cerner Corp.	74,229	5,801,739

Life Sciences Tools & Services (1.1%)
Agilent Technologies, Inc.	76,350	11,285,294
Bio-Rad Laboratories, Inc., Class A*	5,542	3,570,655
Charles River Laboratories International, Inc.*	12,791	4,731,647
Illumina, Inc.*	36,773	17,401,351
IQVIA Holdings, Inc.*	48,074	11,649,292
Mettler-Toledo International, Inc.*	5,827	8,072,376
PerkinElmer, Inc.	28,247	4,361,619
Thermo Fisher Scientific, Inc.	99,254	50,070,665
Waters Corp.*	15,081	5,212,145

		116,355,044

Pharmaceuticals (3.2%)
Bristol-Myers Squibb Co.	564,702	37,733,388
Catalent, Inc.*	42,566	4,602,236
Eli Lilly and Co.	201,718	46,298,315
Johnson & Johnson	664,835	109,524,918
Merck & Co., Inc.	641,347	49,877,556
Organon & Co.*	63,775	1,929,831
Perrigo Co. plc	30,884	1,416,031
Pfizer, Inc.	1,413,210	55,341,304
Viatris, Inc.	301,623	4,310,193
Zoetis, Inc.	119,764	22,319,219

		333,352,991

Total Health Care		1,189,465,809

Industrials (7.6%)
Aerospace & Defense (1.4%)
Boeing Co. (The)*	139,381	33,390,112
General Dynamics Corp.	58,215	10,959,556
Howmet Aerospace, Inc.*	99,220	3,420,113
Huntington Ingalls Industries, Inc.	10,172	2,143,749
L3Harris Technologies, Inc.	51,619	11,157,447
Lockheed Martin Corp.	61,429	23,241,662
Northrop Grumman Corp.	37,792	13,734,747
Raytheon Technologies Corp.	382,978	32,671,853
Teledyne Technologies, Inc.*	11,530	4,829,110
Textron, Inc.	54,340	3,736,962
TransDigm Group, Inc.*	13,980	9,049,114

		148,334,425

Air Freight & Logistics (0.6%)
CH Robinson Worldwide, Inc.	33,625	3,149,654
Expeditors International of Washington, Inc.	43,982	5,568,121
FedEx Corp.	61,465	18,336,854
United Parcel Service, Inc., Class B	182,693	37,994,663

		65,049,292

Airlines (0.2%)
Alaska Air Group, Inc.*	28,491	1,718,292
American Airlines Group, Inc. (x)*	167,877	3,560,671
Delta Air Lines, Inc.*	157,267	6,803,370
Southwest Airlines Co.*	152,214	8,081,041
United Airlines Holdings, Inc.*	84,336	4,409,930

		24,573,304

Building Products (0.4%)
A O Smith Corp.	34,033	2,452,418
Allegion plc	22,222	3,095,525
Carrier Global Corp.	203,477	9,888,982
Fortune Brands Home & Security, Inc.	36,752	3,660,867
Johnson Controls International plc	181,175	12,434,040
Masco Corp.	61,798	3,640,520
Trane Technologies plc	60,095	11,065,893

		46,238,245

Commercial Services & Supplies (0.4%)
Cintas Corp.	21,747	8,307,354
Copart, Inc.*	53,552	7,059,760
Republic Services, Inc.	53,095	5,840,981
Rollins, Inc.	57,309	1,959,968
Waste Management, Inc.	98,122	13,747,873

		36,915,936

Construction & Engineering (0.0%)
Quanta Services, Inc.	35,231	3,190,872

Electrical Equipment (0.5%)
AMETEK, Inc.	58,830	7,853,805
Eaton Corp. plc	100,339	14,868,233
Emerson Electric Co.	151,235	14,554,857
Generac Holdings, Inc.*	15,768	6,546,085
Rockwell Automation, Inc.	29,713	8,498,512

		52,321,492

Industrial Conglomerates (1.1%)
3M Co.	145,960	28,992,035
General Electric Co.	2,209,922	29,745,550
Honeywell International, Inc.	175,298	38,451,616
Roper Technologies, Inc.	26,385	12,406,227

		109,595,428

Machinery (1.5%)
Caterpillar, Inc.	138,681	30,181,146
Cummins, Inc.	37,013	9,024,140
Deere & Co.	79,001	27,864,443
Dover Corp.	36,185	5,449,461
Fortive Corp.	85,588	5,968,907
IDEX Corp.	18,455	4,061,023
Illinois Tool Works, Inc.	72,630	16,237,163
Ingersoll Rand, Inc.*	90,358	4,410,374
Otis Worldwide Corp.	101,391	8,290,742
PACCAR, Inc.	85,957	7,671,662
Parker-Hannifin Corp.	33,033	10,144,765

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/500 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Pentair plc	44,467	$3,001,078
Snap-on, Inc.	13,828	3,089,590
Stanley Black & Decker, Inc.	41,104	8,425,909
Westinghouse Air Brake Technologies Corp.	44,098	3,629,265
Xylem, Inc.	45,262	5,429,629

		152,879,297

Professional Services (0.4%)
Equifax, Inc.	30,612	7,331,880
IHS Markit Ltd.	95,157	10,720,388
Jacobs Engineering Group, Inc.	32,907	4,390,452
Leidos Holdings, Inc.	34,305	3,468,235
Nielsen Holdings plc	93,686	2,311,234
Robert Half International, Inc.	28,325	2,520,075
Verisk Analytics, Inc.	40,025	6,993,168

		37,735,432

Road & Rail (0.9%)
CSX Corp.	568,269	18,230,070
JB Hunt Transport Services, Inc.	20,151	3,283,606
Kansas City Southern	23,001	6,517,793
Norfolk Southern Corp.	63,493	16,851,677
Old Dominion Freight Line, Inc.	23,820	6,045,516
Union Pacific Corp.	167,608	36,862,027

		87,790,689

Trading Companies & Distributors (0.2%)
Fastenal Co.	141,425	7,354,100
United Rentals, Inc.*	18,663	5,953,684
WW Grainger, Inc.	11,190	4,901,220

		18,209,004

Total Industrials		782,833,416

Information Technology (24.3%)
Communications Equipment (0.7%)
Arista Networks, Inc.*	13,626	4,936,836
Cisco Systems, Inc.	1,064,083	56,396,399
F5 Networks, Inc.*	14,908	2,782,727
Juniper Networks, Inc.	88,898	2,431,360
Motorola Solutions, Inc.	43,436	9,419,097

		75,966,419

Electronic Equipment, Instruments & Components (0.5%)
Amphenol Corp., Class A	150,002	10,261,637
CDW Corp.	35,381	6,179,292
Corning, Inc.	195,923	8,013,251
IPG Photonics Corp.*	8,190	1,726,206
Keysight Technologies, Inc.*	45,259	6,988,442
TE Connectivity Ltd.	83,107	11,236,898
Trimble, Inc.*	64,976	5,316,986
Zebra Technologies Corp., Class A*	13,396	7,093,048

		56,815,760

IT Services (4.6%)
Accenture plc, Class A	160,809	47,404,885
Akamai Technologies, Inc.*	40,658	4,740,723
Automatic Data Processing, Inc.	107,860	21,423,153
Broadridge Financial Solutions, Inc.	29,780	4,810,363
Cognizant Technology Solutions Corp., Class A	130,947	9,069,389
DXC Technology Co.*	68,145	2,653,566
Fidelity National Information Services, Inc.	156,553	22,178,864
Fiserv, Inc.*	150,553	16,092,610
FleetCor Technologies, Inc.*	20,457	5,238,219
Gartner, Inc.*	21,308	5,160,798
Global Payments, Inc.	74,415	13,955,789
International Business Machines Corp.	225,227	33,016,026
Jack Henry & Associates, Inc.	18,979	3,103,256
Mastercard, Inc., Class A	220,989	80,680,874
Paychex, Inc.	79,466	8,526,702
PayPal Holdings, Inc.*	296,575	86,445,681
VeriSign, Inc.*	24,208	5,511,920
Visa, Inc., Class A	427,498	99,957,582
Western Union Co. (The)	100,083	2,298,907

		472,269,307

Semiconductors & Semiconductor Equipment (5.1%)
Advanced Micro Devices, Inc.*	308,809	29,006,429
Analog Devices, Inc.	92,978	16,007,093
Applied Materials, Inc.	231,292	32,935,981
Broadcom, Inc.	102,892	49,063,021
Enphase Energy, Inc.*	35,024	6,431,457
Intel Corp.	1,019,373	57,227,600
KLA Corp.	38,780	12,572,864
Lam Research Corp.	36,019	23,437,563
Maxim Integrated Products, Inc.*	67,255	7,085,987
Microchip Technology, Inc.	69,291	10,375,634
Micron Technology, Inc.*	285,265	24,241,820
Monolithic Power Systems, Inc.	10,428	3,894,337
NVIDIA Corp.	157,284	125,842,928
NXP Semiconductors NV	69,819	14,363,165
Qorvo, Inc.*	28,665	5,608,307
QUALCOMM, Inc.	284,318	40,637,572
Skyworks Solutions, Inc.	42,404	8,130,967
Teradyne, Inc.	42,849	5,740,052
Texas Instruments, Inc.	233,384	44,879,743
Xilinx, Inc.	60,626	8,768,945

		526,251,465

Software (7.9%)
Adobe, Inc.*	120,316	70,461,862
ANSYS, Inc.*	21,865	7,588,467
Autodesk, Inc.*	55,422	16,177,682
Cadence Design Systems, Inc.*	69,632	9,527,050
Citrix Systems, Inc.	31,505	3,694,591
Fortinet, Inc.*	34,772	8,282,343
Intuit, Inc.	69,020	33,831,534
Microsoft Corp.	1,902,036	515,261,552
NortonLifeLock, Inc.	144,609	3,936,257
Oracle Corp.	458,631	35,699,837
Paycom Software, Inc.*	12,477	4,535,015
PTC, Inc.*	27,037	3,819,247
salesforce.com, Inc.*	233,781	57,105,685
ServiceNow, Inc.*	49,964	27,457,716

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/500 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Synopsys, Inc.*	39,162	$10,800,488
Tyler Technologies, Inc.*	10,263	4,642,673

		812,821,999

Technology Hardware, Storage & Peripherals (5.5%)
Apple, Inc.	3,960,227	542,392,690
Hewlett Packard Enterprise Co.	334,646	4,879,139
HP, Inc.	303,272	9,155,782
NetApp, Inc.	58,111	4,754,642
Seagate Technology Holdings plc	49,506	4,353,062
Western Digital Corp.*	74,976	5,336,042

		570,871,357

Total Information Technology		2,514,996,307

Materials (2.3%)
Chemicals (1.6%)
Air Products and Chemicals, Inc.	55,772	16,044,489
Albemarle Corp.	29,080	4,898,817
Celanese Corp.	29,093	4,410,499
CF Industries Holdings, Inc.	53,661	2,760,858
Corteva, Inc.	185,369	8,221,115
Dow, Inc.	187,766	11,881,832
DuPont de Nemours, Inc.	134,349	10,399,956
Eastman Chemical Co.	34,701	4,051,342
Ecolab, Inc.	62,681	12,910,406
FMC Corp.	31,734	3,433,619
International Flavors & Fragrances, Inc.	63,903	9,547,108
Linde plc	130,844	37,827,000
LyondellBasell Industries NV, Class A	65,571	6,745,289
Mosaic Co. (The)	87,875	2,804,091
PPG Industries, Inc.	60,848	10,330,165
Sherwin-Williams Co. (The)	59,975	16,340,189

		162,606,775

Construction Materials (0.1%)
Martin Marietta Materials, Inc.	15,631	5,499,142
Vulcan Materials Co.	32,452	5,648,920

		11,148,062

Containers & Packaging (0.3%)
Amcor plc	392,372	4,496,583
Avery Dennison Corp.	20,825	4,378,248
Ball Corp.	83,610	6,774,082
International Paper Co.	99,186	6,081,094
Packaging Corp. of America	23,441	3,174,380
Sealed Air Corp.	37,630	2,229,577
Westrock Co.	64,285	3,421,248

		30,555,212

Metals & Mining (0.3%)
Freeport-McMoRan, Inc.	367,604	13,641,785
Newmont Corp.	201,716	12,784,760
Nucor Corp.	74,844	7,179,785

		33,606,330

Total Materials		237,916,379

Real Estate (2.3%)
Equity Real Estate Investment Trusts (REITs) (2.2%)
Alexandria Real Estate Equities, Inc. (REIT)	34,632	6,300,946
American Tower Corp. (REIT)	115,299	31,146,872
AvalonBay Communities, Inc. (REIT)	34,907	7,284,742
Boston Properties, Inc. (REIT)	36,995	4,239,257
Crown Castle International Corp. (REIT)	108,710	21,209,321
Digital Realty Trust, Inc. (REIT)	70,522	10,610,740
Duke Realty Corp. (REIT)	94,926	4,494,746
Equinix, Inc. (REIT)	22,505	18,062,513
Equity Residential (REIT)	86,157	6,634,089
Essex Property Trust, Inc. (REIT)	16,271	4,881,463
Extra Space Storage, Inc. (REIT)	33,958	5,562,999
Federal Realty Investment Trust (REIT)	18,786	2,201,156
Healthpeak Properties, Inc. (REIT)	138,546	4,612,196
Host Hotels & Resorts, Inc. (REIT)*	185,103	3,163,410
Iron Mountain, Inc. (REIT)	71,073	3,007,809
Kimco Realty Corp. (REIT)	103,320	2,154,222
Mid-America Apartment Communities, Inc. (REIT)	29,420	4,954,916
Prologis, Inc. (REIT)	186,388	22,278,958
Public Storage (REIT)	38,150	11,471,323
Realty Income Corp. (REIT)	94,628	6,315,473
Regency Centers Corp. (REIT)	42,200	2,703,754
SBA Communications Corp. (REIT)	27,371	8,723,138
Simon Property Group, Inc. (REIT)	82,349	10,744,897
UDR, Inc. (REIT)	77,862	3,813,681
Ventas, Inc. (REIT)	94,412	5,390,925
Vornado Realty Trust (REIT)	37,877	1,767,720
Welltower, Inc. (REIT)	104,867	8,714,448
Weyerhaeuser Co. (REIT)	189,723	6,530,266

		228,975,980

Real Estate Management & Development (0.1%)
CBRE Group, Inc., Class A*	85,369	7,318,685

Total Real Estate		236,294,665

Utilities (2.2%)
Electric Utilities (1.4%)
Alliant Energy Corp.	62,564	3,488,569
American Electric Power Co., Inc.	127,780	10,808,910
Duke Energy Corp.	193,738	19,125,815
Edison International	93,184	5,387,899
Entergy Corp.	52,100	5,194,370
Evergy, Inc.	58,369	3,527,239
Eversource Energy	87,779	7,043,387
Exelon Corp.	245,161	10,863,084
FirstEnergy Corp.	137,565	5,118,794
NextEra Energy, Inc.	493,978	36,198,708
NRG Energy, Inc.	60,915	2,454,874
Pinnacle West Capital Corp.	28,147	2,307,210
PPL Corp.	192,982	5,397,706

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/500 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Southern Co. (The)	266,314	$16,114,660
Xcel Energy, Inc.	138,426	9,119,505

		142,150,730

Gas Utilities (0.0%)
Atmos Energy Corp.	33,099	3,181,145

Independent Power and Renewable Electricity Producers (0.0%)
AES Corp. (The)	168,793	4,400,433

Multi-Utilities (0.7%)
Ameren Corp.	66,456	5,319,138
CenterPoint Energy, Inc.	144,055	3,532,229
CMS Energy Corp.	71,525	4,225,697
Consolidated Edison, Inc.	88,656	6,358,408
Dominion Energy, Inc.	203,060	14,939,124
DTE Energy Co.	49,289	6,387,854
NiSource, Inc.	98,705	2,418,273
Public Service Enterprise Group, Inc.	125,210	7,480,046
Sempra Energy	79,712	10,560,246
WEC Energy Group, Inc.	77,812	6,921,377

		68,142,392

Water Utilities (0.1%)
American Water Works Co., Inc.	46,229	7,125,276

Total Utilities		224,999,976

Total Common Stocks (88.8%) (Cost $3,492,474,386)		9,169,561,380

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Company (6.0%)
JPMorgan Prime Money Market Fund, IM Shares	619,649,641	619,959,466

	Principal Amount	Value (Note 1)
Repurchase Agreements (0.0%)
Citigroup Global Markets, Inc., 0.07%, dated 6/30/21, due 7/1/21, repurchase price $986,274, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-5.000%, maturing 4/30/22-2/15/42; total market value $1,005,997. (xx)	$986,272	986,272
Deutsche Bank AG, 0.17%, dated 6/30/21, due 7/1/21, repurchase price $24,146, collateralized by various Foreign Government Agency Securities, ranging from 0.125%-1.875%, maturing 2/12/22-2/15/23; total market value $24,630. (xx)	24,146	24,146
HSBC Bank plc, 0.10%, dated 6/30/21, due 7/1/21, repurchase price $88,737, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-6.125%, maturing 7/15/21-2/15/50; total market value $90,548. (xx)	88,737	88,737
HSBC Bank plc, 0.10%, dated 6/30/21, due 7/1/21, repurchase price $98,499, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-6.125%, maturing 7/15/21-2/15/50; total market value $100,509. (xx)	98,499	98,499

Total Repurchase Agreements		1,197,654

Total Short-Term Investments (6.0%) (Cost $621,239,507)		621,157,120

Total Investments in Securities (94.8%) (Cost $4,113,713,893)		9,790,718,500
Other Assets Less Liabilities (5.2%)		541,682,042

Net Assets (100%)		$10,332,400,542

*	Non-income producing.
‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.
(x)	All or a portion of security is on loan at June 30, 2021.
(xx)

At June 30, 2021, the Portfolio had loaned securities with a total value of $5,754,281. This was collateralized by $4,650,630 of various U.S. Government Treasury Securities, ranging from 0.000% - 3.875%, maturing 7/22/21 - 11/15/50 and by cash of $1,197,654 which was subsequently invested in joint repurchase agreements as detailed in the Notes to the Financial Statements.

Glossary:

USD	— United States Dollar

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/500 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

Investments in companies which were affiliates for the six months ended June 30, 2021, were as follows:

Security Description	Shares at June 30, 2021	Market Value December 31, 2020 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value June 30, 2021 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
COMMON STOCKS:
Financials
Banks
PNC Financial Services Group, Inc. (The)	106,872	17,280,573	—	(1,520,846)	776,984	3,850,192	20,386,903	258,787	—
Capital Markets
BlackRock, Inc.	35,778	28,013,069	—	(2,291,196)	773,654	4,809,149	31,304,676	302,820	—

Total		45,293,642	—	(3,812,042)	1,550,638	8,659,341	51,691,579	561,607	—

Futures contracts outstanding as of June 30, 2021 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 E-Mini Index	5,453	9/2021	USD	1,169,286,790	16,736,290

					16,736,290

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2021:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$1,022,782,316	$—	$—	$1,022,782,316
Consumer Discretionary	1,126,134,979	—	—	1,126,134,979
Consumer Staples	537,733,564	—	—	537,733,564
Energy	262,571,730	—	—	262,571,730
Financials	1,033,832,239	—	—	1,033,832,239
Health Care	1,189,465,809	—	—	1,189,465,809
Industrials	782,833,416	—	—	782,833,416
Information Technology	2,514,996,307	—	—	2,514,996,307
Materials	237,916,379	—	—	237,916,379
Real Estate	236,294,665	—	—	236,294,665
Utilities	224,999,976	—	—	224,999,976
Futures	16,736,290	—	—	16,736,290
Short-Term Investments
Investment Company	619,959,466	—	—	619,959,466
Repurchase Agreements	—	1,197,654	—	1,197,654

Total Assets	$9,806,257,136	$1,197,654	$—	$9,807,454,790

Total Liabilities	$—	$—	$—	$—

Total	$9,806,257,136	$1,197,654	$—	$9,807,454,790

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/500 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

Fair Values of Derivative Instruments as of June 30, 2021:

	Statement of Assets and Liabilities
Derivatives Contracts^	Asset Derivatives	Fair Value
Equity contracts	Receivables, Net assets – Unrealized appreciation	$16,736,290	*

Total		$16,736,290

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2021:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$149,015,545	$149,015,545

Total	$149,015,545	$149,015,545

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$(4,148,129)	$(4,148,129)

Total	$(4,148,129)	$(4,148,129)

^ This Portfolio held futures contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

The Portfolio held futures contracts with an average notional balance of approximately $954,718,000 during the six months ended June 30, 2021.

Investment security transactions for the six months ended June 30, 2021 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities (affiliated 61%)*	$124,183,471
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities (affiliated 5%)*	$801,432,490

*	During the six months ended June 30, 2021, the Portfolio engaged in purchases and sales of securities pursuant to Rule 17a-7 of the 1940 Act (amount is percentage of total Purchases and/or Sales).

As of June 30, 2021, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$5,884,201,069
Aggregate gross unrealized depreciation	(205,375,935)

Net unrealized appreciation	$5,678,825,134

Federal income tax cost of investments in securities and derivative instruments, if applicable	$4,128,629,656

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/500 MANAGED VOLATILITY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2021 (Unaudited)

ASSETS
Investments in Securities, at value (x)
Affiliated Issuers (Cost $15,853,824)	$51,691,579
Unaffiliated Issuers (Cost $4,096,662,415)	9,737,829,267
Repurchase Agreements (Cost $1,197,654)	1,197,654
Cash	475,119,963
Cash held as collateral at broker for futures	66,481,800
Dividends, interest and other receivables	5,337,298
Due from broker for futures variation margin	1,799,487
Receivable for securities sold	1,379,801
Receivable for Portfolio shares sold	41,631
Securities lending income receivable	2,323
Other assets	93,811

Total assets	10,340,974,614

LIABILITIES
Investment management fees payable	3,328,181
Payable for Portfolio shares redeemed	2,772,178
Payable for return of collateral on securities loaned	1,197,654
Administrative fees payable	973,821
Distribution fees payable – Class IB	47,892
Accrued expenses	254,346

Total liabilities	8,574,072

NET ASSETS	$10,332,400,542

Net assets were comprised of:
Paid in capital	$4,169,640,898
Total distributable earnings (loss)	6,162,759,644

Net assets	$10,332,400,542

Class IB
Net asset value, offering and redemption price per share, $234,359,806 / 7,066,681 shares outstanding (unlimited amount authorized: $0.01 par value)	$33.16

Class K
Net asset value, offering and redemption price per share, $10,098,040,736 / 301,372,389 shares outstanding (unlimited amount authorized: $0.01 par value)	$33.51

(x)	Includes value of securities on loan of $5,754,281.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2021 (Unaudited)

INVESTMENT INCOME
Dividends ($561,607 of dividend income received from affiliates) (net of $5,891 foreign withholding tax)	$64,909,830
Interest	29,042
Securities lending (net)	25,283

Total income	64,964,155

EXPENSES
Investment management fees	19,614,413
Administrative fees	5,789,773
Distribution fees – Class IB	284,152
Printing and mailing expenses	280,217
Professional fees	168,052
Trustees’ fees	123,910
Custodian fees	73,370
Miscellaneous	100,890

Total expenses	26,434,777

NET INVESTMENT INCOME (LOSS)	38,529,378

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities ($1,550,638 realized gain (loss) from affiliates)	373,811,355
Futures contracts	149,015,545

Net realized gain (loss)	522,826,900

Change in unrealized appreciation (depreciation) on:
Investments in securities ($8,659,341 of change in unrealized appreciation (depreciation) from affiliates)	806,155,098
Futures contracts	(4,148,129)

Net change in unrealized appreciation (depreciation)	802,006,969

NET REALIZED AND UNREALIZED GAIN (LOSS)	1,324,833,869

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,363,363,247

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/500 MANAGED VOLATILITY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31, 2020
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$38,529,378	$104,843,184
Net realized gain (loss)	522,826,900	590,921,288
Net change in unrealized appreciation (depreciation)	802,006,969	690,883,937

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	1,363,363,247	1,386,648,409

Distributions to shareholders:
Class IB	—	(20,294,651)
Class K	—	(867,797,410)

Total distributions to shareholders	—	(888,092,061)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 251,575 and 934,545 shares, respectively ]	7,722,959	24,532,203
Capital shares issued in reinvestment of dividends and distributions [ 0 and 722,454 shares, respectively ]	—	20,294,651
Capital shares repurchased [ (844,846) and (1,799,463) shares, respectively ]	(26,348,224)	(48,333,495)

Total Class IB transactions	(18,625,265)	(3,506,641)

Class K
Capital shares sold [ 7,584,764 and 39,445,500 shares, respectively ]	245,231,350	995,188,973
Capital shares issued in reinvestment of dividends and distributions [ 0 and 30,612,724 shares, respectively ]	—	867,797,410
Capital shares repurchased [ (25,216,033) and (88,938,086) shares, respectively ]	(782,877,465)	(2,329,291,252)

Total Class K transactions	(537,646,115)	(466,304,869)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(556,271,380)	(469,811,510)

TOTAL INCREASE (DECREASE) IN NET ASSETS	807,091,867	28,744,838
NET ASSETS:
Beginning of period	9,525,308,675	9,496,563,837

End of period	$10,332,400,542	$9,525,308,675

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/500 MANAGED VOLATILITY PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31,
Class IB			2020	2019	2018	2017	2016
Net asset value, beginning of period	$28.90		$27.26	$21.68	$23.87	$20.40	$18.72

Income (loss) from investment operations:
Net investment income (loss) (e)	0.08		0.26	0.36	0.27	0.25	0.23
Net realized and unrealized gain (loss)	4.18		4.26	6.10	(1.65)	3.97	1.84

Total from investment operations	4.26		4.52	6.46	(1.38)	4.22	2.07

Less distributions:
Dividends from net investment income	—		(0.28)	(0.40)	(0.27)	(0.26)	(0.24)
Distributions from net realized gains	—		(2.60)	(0.48)	(0.54)	(0.49)	(0.15)

Total dividends and distributions	—		(2.88)	(0.88)	(0.81)	(0.75)	(0.39)

Net asset value, end of period	$33.16		$28.90	$27.26	$21.68	$23.87	$20.40

Total return (b)	14.74%		17.01%	29.88%	(6.04)%	20.75%	11.04%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$234,360		$221,395	$212,697	$179,216	$218,739	$202,834
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.79%		0.80%	0.81%	0.81%	0.82%	0.82%
Before waivers and reimbursements (a)(f)	0.79%		0.80%	0.81%	0.81%	0.82%	0.83%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	0.55%		0.95%	1.41%	1.11%	1.10%	1.20%
Before waivers and reimbursements (a)(f)	0.55%		0.95%	1.41%	1.11%	1.10%	1.19%
Portfolio turnover rate^	1	%(z)	6%	4%	10%	4%	4%

	Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31,
Class K			2020	2019	2018	2017	2016
Net asset value, beginning of period	$29.17		$27.48	$21.84	$24.04	$20.54	$18.85

Income (loss) from investment operations:
Net investment income (loss) (e)	0.12		0.33	0.42	0.34	0.30	0.28
Net realized and unrealized gain (loss)	4.22		4.31	6.16	(1.66)	4.01	1.85

Total from investment operations	4.34		4.64	6.58	(1.32)	4.31	2.13

Less distributions:
Dividends from net investment income	—		(0.35)	(0.46)	(0.34)	(0.32)	(0.29)
Distributions from net realized gains	—		(2.60)	(0.48)	(0.54)	(0.49)	(0.15)

Total dividends and distributions	—		(2.95)	(0.94)	(0.88)	(0.81)	(0.44)

Net asset value, end of period	$33.51		$29.17	$27.48	$21.84	$24.04	$20.54

Total return (b)	14.88%		17.32%	30.23%	(5.79)%	21.03%	11.31%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$10,098,041		$9,303,913	$9,283,867	$7,846,963	$8,686,557	$7,591,743
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.54%		0.55%	0.56%	0.56%	0.57%	0.57%
Before waivers and reimbursements (a)(f)	0.54%		0.55%	0.56%	0.56%	0.57%	0.58%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	0.80%		1.20%	1.66%	1.37%	1.35%	1.44%
Before waivers and reimbursements (a)(f)	0.80%		1.20%	1.66%	1.37%	1.35%	1.44%
Portfolio turnover rate^	1	%(z)	6%	4%	10%	4%	4%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/500 MANAGED VOLATILITY PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

EQ/400 MANAGED VOLATILITY PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2021	% of Net Assets
Industrials	16.1%
Financials	13.5
Consumer Discretionary	13.2
Information Technology	12.8
Health Care	9.9
Real Estate	8.6
Investment Companies	6.4
Materials	5.6
Consumer Staples	3.1
Utilities	3.0
Energy	1.8
Communication Services	1.6
Repurchase Agreements	0.2
Cash and Other	4.2

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2021 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/21	Ending Account Value 6/30/21	Expenses Paid During Period* 1/1/21 - 6/30/21
Class IB
Actual	$1,000.00	$1,170.60	$4.56
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.59	4.25
Class K
Actual	1,000.00	1,172.20	3.22
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.83	3.00

* Expenses are equal to the Portfolio’s Class IB and Class K shares annualized expense ratio of 0.85% and 0.60%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

EQ/400 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (1.6%)
Diversified Telecommunication Services (0.2%)
Iridium Communications, Inc.*	41,238	$1,649,108

Entertainment (0.2%)
Cinemark Holdings, Inc.*	38,238	839,324
World Wrestling Entertainment, Inc., Class A	15,890	919,872

		1,759,196

Interactive Media & Services (0.2%)
TripAdvisor, Inc.*	35,012	1,410,983
Yelp, Inc.*	24,505	979,220

		2,390,203

Media (0.9%)
Cable One, Inc.	1,907	3,647,729
John Wiley & Sons, Inc., Class A	15,011	903,362
New York Times Co. (The), Class A	50,990	2,220,614
TEGNA, Inc.	77,038	1,445,233

		8,216,938

Wireless Telecommunication Services (0.1%)
Telephone and Data Systems, Inc.	35,244	798,629

Total Communication Services		14,814,074

Consumer Discretionary (13.2%)
Auto Components (1.5%)
Adient plc*	33,039	1,493,363
Dana, Inc.	50,657	1,203,610
Fox Factory Holding Corp.*	14,732	2,293,183
Gentex Corp.	84,797	2,805,933
Goodyear Tire & Rubber Co. (The)*	97,966	1,680,117
Lear Corp.	19,212	3,367,479
Visteon Corp.*	9,760	1,180,375

		14,024,060

Automobiles (0.5%)
Harley-Davidson, Inc.	53,948	2,471,897
Thor Industries, Inc.	19,438	2,196,494

		4,668,391

Diversified Consumer Services (1.0%)
Adtalem Global Education, Inc.*	17,351	618,390
Graham Holdings Co., Class B	1,401	888,094
Grand Canyon Education, Inc.*	16,271	1,463,902
H&R Block, Inc.	63,696	1,495,582
Service Corp. International	59,030	3,163,418
Strategic Education, Inc.	8,973	682,486
WW International, Inc.*	16,683	602,923

		8,914,795

Hotels, Restaurants & Leisure (2.5%)
Boyd Gaming Corp.*	28,331	1,742,073
Choice Hotels International, Inc.	10,099	1,200,367
Churchill Downs, Inc.	12,171	2,413,022
Cracker Barrel Old Country Store, Inc.	8,299	1,232,070
Jack in the Box, Inc.	7,804	869,678
Marriott Vacations Worldwide Corp.*	14,989	2,387,748
Papa John’s International, Inc.	11,501	1,201,164
Scientific Games Corp., Class A*	19,682	1,524,174
Six Flags Entertainment Corp.*	26,468	1,145,535
Texas Roadhouse, Inc.	23,016	2,214,139
Travel + Leisure Co.	30,257	1,798,779
Wendy’s Co. (The)	62,171	1,456,045
Wingstop, Inc.	10,425	1,643,293
Wyndham Hotels & Resorts, Inc.	32,790	2,370,389

		23,198,476

Household Durables (1.3%)
Helen of Troy Ltd.*	8,584	1,958,182
KB Home	31,163	1,268,957
Taylor Morrison Home Corp., Class A*	45,059	1,190,459
Tempur Sealy International, Inc.	64,304	2,520,074
Toll Brothers, Inc.	39,416	2,278,639
TopBuild Corp.*	11,607	2,295,633
Tri Pointe Homes, Inc.*	41,389	886,966

		12,398,910

Leisure Products (1.3%)
Brunswick Corp.	27,348	2,724,408
Callaway Golf Co.*	40,845	1,377,702
Mattel, Inc.*	122,446	2,461,164
Polaris, Inc.	20,210	2,767,961
YETI Holdings, Inc.*	26,340	2,418,539

		11,749,774

Multiline Retail (0.7%)
Kohl’s Corp.	54,849	3,022,728
Nordstrom, Inc.*	38,103	1,393,427
Ollie’s Bargain Outlet Holdings, Inc.*	19,940	1,677,552

		6,093,707

Specialty Retail (2.8%)
American Eagle Outfitters, Inc.	52,633	1,975,316
AutoNation, Inc.*	18,930	1,794,753
Dick’s Sporting Goods, Inc.	23,007	2,305,071
Five Below, Inc.*	19,658	3,799,302
Foot Locker, Inc.	36,258	2,234,581
Lithia Motors, Inc., Class A	10,447	3,590,007
Murphy USA, Inc.	8,791	1,172,456
RH*	5,906	4,010,174
Urban Outfitters, Inc.*	24,314	1,002,223
Williams-Sonoma, Inc.	26,749	4,270,478

		26,154,361

Textiles, Apparel & Luxury Goods (1.6%)
Capri Holdings Ltd.*	53,127	3,038,333
Carter’s, Inc.	15,432	1,592,119
Columbia Sportswear Co.	10,650	1,047,534
Crocs, Inc.*	22,901	2,668,425
Deckers Outdoor Corp.*	9,764	3,750,060
Skechers USA, Inc., Class A*	47,104	2,347,192

		14,443,663

Total Consumer Discretionary		121,646,137

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/400 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Consumer Staples (3.1%)
Beverages (0.4%)
Boston Beer Co., Inc. (The), Class A*	3,259	$3,326,787

Food & Staples Retailing (0.8%)
BJ’s Wholesale Club Holdings, Inc.*	48,144	2,290,692
Casey’s General Stores, Inc.	12,971	2,524,675
Grocery Outlet Holding Corp.*	30,188	1,046,316
Sprouts Farmers Market, Inc.*	41,202	1,023,870

		6,885,553

Food Products (1.6%)
Darling Ingredients, Inc.*	57,285	3,866,738
Flowers Foods, Inc.	69,126	1,672,849
Hain Celestial Group, Inc. (The)*	28,628	1,148,555
Ingredion, Inc.	23,513	2,127,927
Lancaster Colony Corp.	6,851	1,325,737
Pilgrim’s Pride Corp.*	18,129	402,101
Post Holdings, Inc.*	20,775	2,253,464
Sanderson Farms, Inc.	6,939	1,304,324
Tootsie Roll Industries, Inc. (x)	6,412	217,431
TreeHouse Foods, Inc.*	19,417	864,445

		15,183,571

Household Products (0.1%)
Energizer Holdings, Inc.	20,173	867,035

Personal Products (0.2%)
Coty, Inc., Class A*	100,317	936,961
Nu Skin Enterprises, Inc., Class A	17,568	995,227

		1,932,188

Total Consumer Staples		28,195,134

Energy (1.8%)
Energy Equipment & Services (0.2%)
ChampionX Corp.*	65,629	1,683,384

Oil, Gas & Consumable Fuels (1.6%)
Antero Midstream Corp.	99,522	1,034,034
Cimarex Energy Co.	36,099	2,615,372
CNX Resources Corp.*	76,695	1,047,654
EQT Corp.*	97,986	2,181,168
Equitrans Midstream Corp.	142,728	1,214,615
HollyFrontier Corp.	52,467	1,726,164
Murphy Oil Corp.	50,953	1,186,186
Targa Resources Corp.	80,275	3,568,224
World Fuel Services Corp.	22,337	708,753

		15,282,170

Total Energy		16,965,554

Financials (13.5%)
Banks (6.1%)
Associated Banc-Corp.	53,403	1,093,694
BancorpSouth Bank	34,403	974,637
Bank of Hawaii Corp.	14,036	1,182,112
Bank OZK	42,440	1,789,271
Cathay General Bancorp	26,062	1,025,800
CIT Group, Inc.	34,748	1,792,649
Commerce Bancshares, Inc.	36,979	2,757,154
Cullen/Frost Bankers, Inc.	19,842	2,222,304
East West Bancorp, Inc.	49,804	3,570,449
First Financial Bankshares, Inc.	49,953	2,454,191
First Horizon Corp.	193,924	3,351,007
FNB Corp.	112,128	1,382,538
Fulton Financial Corp.	56,453	890,828
Glacier Bancorp, Inc.	33,530	1,846,832
Hancock Whitney Corp.	30,425	1,352,087
Home BancShares, Inc.	53,242	1,314,013
International Bancshares Corp.	19,321	829,644
PacWest Bancorp	41,046	1,689,453
Pinnacle Financial Partners, Inc.	26,715	2,358,667
Prosperity Bancshares, Inc.	32,628	2,342,690
Signature Bank	20,231	4,969,745
Sterling Bancorp	67,616	1,676,201
Synovus Financial Corp.	52,170	2,289,220
Texas Capital Bancshares, Inc.*	17,637	1,119,773
Trustmark Corp.	22,458	691,706
UMB Financial Corp.	15,208	1,415,257
Umpqua Holdings Corp.	77,333	1,426,794
United Bankshares, Inc.	47,102	1,719,223
Valley National Bancorp	142,496	1,913,721
Webster Financial Corp.	31,744	1,693,225
Wintrust Financial Corp.	19,989	1,511,768

		56,646,653

Capital Markets (2.3%)
Affiliated Managers Group, Inc.	14,618	2,254,242
Evercore, Inc., Class A	14,377	2,023,850
FactSet Research Systems, Inc.	13,289	4,459,921
Federated Hermes, Inc., Class B	32,807	1,112,485
Interactive Brokers Group, Inc., Class A	28,376	1,865,155
Janus Henderson Group plc	59,903	2,324,835
Jefferies Financial Group, Inc.	70,231	2,401,900
SEI Investments Co.	41,614	2,578,820
Stifel Financial Corp.	36,895	2,393,010

		21,414,218

Consumer Finance (0.7%)
FirstCash, Inc.	14,346	1,096,608
LendingTree, Inc.*	3,993	846,037
Navient Corp.	63,022	1,218,215
PROG Holdings, Inc.	23,645	1,138,034
SLM Corp.	113,351	2,373,570

		6,672,464

Insurance (3.7%)
Alleghany Corp.*	4,889	3,261,305
American Financial Group, Inc.	24,200	3,018,224
Brighthouse Financial, Inc.*	30,120	1,371,665
Brown & Brown, Inc.	82,128	4,364,282
CNO Financial Group, Inc.	46,190	1,091,008
First American Financial Corp.	38,527	2,402,159
Hanover Insurance Group, Inc. (The)	12,602	1,709,335
Kemper Corp.	21,308	1,574,661
Kinsale Capital Group, Inc.	7,488	1,233,798
Mercury General Corp.	9,315	605,009
Old Republic International Corp.	99,500	2,478,545
Primerica, Inc.	13,846	2,120,376
Reinsurance Group of America, Inc.	23,868	2,720,952
RenaissanceRe Holdings Ltd.	17,427	2,593,486

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/400 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
RLI Corp.	13,939	$1,457,880
Selective Insurance Group, Inc.	21,043	1,707,640

		33,710,325

Thrifts & Mortgage Finance (0.7%)
Essent Group Ltd.	39,619	1,780,874
MGIC Investment Corp.	119,086	1,619,570
New York Community Bancorp, Inc.	163,272	1,799,257
Washington Federal, Inc.	25,419	807,816

		6,007,517

Total Financials		124,451,177

Health Care (9.9%)
Biotechnology (1.6%)
Arrowhead Pharmaceuticals, Inc.*	36,542	3,026,408
Emergent BioSolutions, Inc.*	15,759	992,659
Exelixis, Inc.*	110,022	2,004,601
Halozyme Therapeutics, Inc.*	46,989	2,133,771
Ligand Pharmaceuticals, Inc.*	5,713	749,488
Neurocrine Biosciences, Inc.*	33,193	3,230,343
United Therapeutics Corp.*	15,727	2,821,581

		14,958,851

Health Care Equipment & Supplies (3.0%)
Envista Holdings Corp.*	56,445	2,438,988
Globus Medical, Inc., Class A*	27,232	2,111,297
Haemonetics Corp.*	17,711	1,180,261
Hill-Rom Holdings, Inc.	23,334	2,650,509
ICU Medical, Inc.*	6,891	1,418,168
Integra LifeSciences Holdings Corp.*	24,926	1,700,950
LivaNova plc*	17,058	1,434,748
Masimo Corp.*	17,764	4,306,882
Neogen Corp.*	37,446	1,724,014
NuVasive, Inc.*	17,956	1,217,058
Penumbra, Inc.*	11,911	3,264,329
Quidel Corp.(x)*	13,515	1,731,542
STAAR Surgical Co.*	16,444	2,507,710

		27,686,456

Health Care Providers & Services (2.8%)
Acadia Healthcare Co., Inc.*	31,388	1,969,596
Amedisys, Inc.*	11,435	2,800,775
Chemed Corp.	5,600	2,657,200
Encompass Health Corp.	34,947	2,726,914
HealthEquity, Inc.*	29,260	2,354,845
LHC Group, Inc.*	11,117	2,226,290
Molina Healthcare, Inc.*	20,503	5,188,489
Patterson Cos., Inc.	30,337	921,942
Progyny, Inc.*	13,377	789,243
R1 RCM, Inc.*	48,061	1,068,877
Tenet Healthcare Corp.*	37,491	2,511,522

		25,215,693

Life Sciences Tools & Services (2.0%)
Bio-Techne Corp.	13,654	6,147,850
Medpace Holdings, Inc.*	9,680	1,709,778
PRA Health Sciences, Inc.*	22,748	3,758,197
Repligen Corp.*	17,926	3,578,388
Syneos Health, Inc.*	35,550	3,181,370

		18,375,583

Pharmaceuticals (0.5%)
Jazz Pharmaceuticals plc*	21,098	3,747,849
Nektar Therapeutics*	63,594	1,091,273

		4,839,122

Total Health Care		91,075,705

Industrials (16.1%)
Aerospace & Defense (1.0%)
Axon Enterprise, Inc.*	22,758	4,023,614
Curtiss-Wright Corp.	14,372	1,706,819
Hexcel Corp.*	29,411	1,835,247
Mercury Systems, Inc.*	19,651	1,302,468

		8,868,148

Air Freight & Logistics (0.5%)
XPO Logistics, Inc.*	35,644	4,986,239

Airlines (0.2%)
JetBlue Airways Corp.*	111,163	1,865,315

Building Products (1.8%)
Builders FirstSource, Inc.*	72,719	3,102,193
Lennox International, Inc.	12,069	4,233,805
Owens Corning	36,674	3,590,385
Simpson Manufacturing Co., Inc.	15,235	1,682,553
Trex Co., Inc.*	40,501	4,139,607

		16,748,543

Commercial Services & Supplies (1.6%)
Brink’s Co. (The)	17,339	1,332,329
Clean Harbors, Inc.*	17,624	1,641,499
Healthcare Services Group, Inc.	26,480	835,974
Herman Miller, Inc.	20,464	964,673
IAA, Inc.*	47,309	2,580,233
KAR Auction Services, Inc.*	43,800	768,690
MSA Safety, Inc.	12,788	2,117,437
Stericycle, Inc.*	32,215	2,304,983
Tetra Tech, Inc.	19,014	2,320,468

		14,866,286

Construction & Engineering (1.2%)
AECOM*	51,395	3,254,331
Dycom Industries, Inc.*	10,607	790,540
EMCOR Group, Inc.	19,153	2,359,458
Fluor Corp.*	43,352	767,330
MasTec, Inc.*	19,827	2,103,645
Valmont Industries, Inc.	7,460	1,760,933

		11,036,237

Electrical Equipment (1.6%)
Acuity Brands, Inc.	12,535	2,344,421
EnerSys	14,969	1,462,920
Hubbell, Inc.	19,069	3,562,852
nVent Electric plc	58,867	1,839,005
Regal Beloit Corp.	14,264	1,904,387
Sunrun, Inc.*	56,523	3,152,853

		14,266,438

Industrial Conglomerates (0.4%)
Carlisle Cos., Inc.	18,323	3,506,656

Machinery (4.7%)
AGCO Corp.	21,692	2,828,203
Colfax Corp.*	41,685	1,909,590

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/400 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Crane Co.	17,368	$1,604,282
Donaldson Co., Inc.	44,279	2,813,045
Flowserve Corp.	45,750	1,844,640
Graco, Inc.	59,484	4,502,939
ITT, Inc.	30,227	2,768,491
Kennametal, Inc.	29,120	1,045,990
Lincoln Electric Holdings, Inc.	20,902	2,753,002
Middleby Corp. (The)*	19,531	3,383,941
Nordson Corp.	18,973	4,164,763
Oshkosh Corp.	24,090	3,002,578
Terex Corp.	24,228	1,153,737
Timken Co. (The)	24,008	1,934,805
Toro Co. (The)	37,587	4,130,060
Trinity Industries, Inc.	28,405	763,810
Woodward, Inc.	20,584	2,529,362

		43,133,238

Marine (0.1%)
Kirby Corp.*	21,065	1,277,382

Professional Services (1.4%)
ASGN, Inc.*	18,666	1,809,295
CACI International, Inc., Class A*	8,268	2,109,332
FTI Consulting, Inc.*	12,014	1,641,233
Insperity, Inc.	12,680	1,145,892
KBR, Inc.	49,623	1,893,118
ManpowerGroup, Inc.	19,143	2,276,294
Science Applications International Corp.	20,351	1,785,393

		12,660,557

Road & Rail (0.8%)
Avis Budget Group, Inc.*	18,149	1,413,626
Knight-Swift Transportation Holdings, Inc.	42,999	1,954,734
Landstar System, Inc.	13,484	2,130,742
Ryder System, Inc.	18,840	1,400,377
Werner Enterprises, Inc.	19,798	881,407

		7,780,886

Trading Companies & Distributors (0.8%)
GATX Corp.(x)	12,265	1,085,085
MSC Industrial Direct Co., Inc., Class A	16,395	1,471,123
Univar Solutions, Inc.*	59,521	1,451,122
Watsco, Inc.	11,555	3,312,125

		7,319,455

Total Industrials		148,315,380

Information Technology (12.8%)
Communications Equipment (0.8%)
Ciena Corp.*	54,403	3,094,987
Lumentum Holdings, Inc.*	26,647	2,185,853
NetScout Systems, Inc.*	26,011	742,354
Viasat, Inc.*	23,895	1,190,927

		7,214,121

Electronic Equipment, Instruments & Components (2.9%)
Arrow Electronics, Inc.*	26,038	2,963,906
Avnet, Inc.	34,898	1,398,712
Belden, Inc.	15,707	794,303
Cognex Corp.	62,002	5,211,268
Coherent, Inc.*	8,612	2,276,496
II-VI, Inc. (x)*	36,822	2,672,909
Jabil, Inc.	47,015	2,732,512
Littelfuse, Inc.	8,621	2,196,545
National Instruments Corp.	46,204	1,953,505
SYNNEX Corp.	14,532	1,769,416
Vishay Intertechnology, Inc.	46,239	1,042,689
Vontier Corp.	59,261	1,930,723

		26,942,984

IT Services (1.6%)
Alliance Data Systems Corp.	17,457	1,818,845
Concentrix Corp.*	14,620	2,350,896
Genpact Ltd.	61,158	2,778,408
LiveRamp Holdings, Inc.*	24,459	1,145,904
MAXIMUS, Inc.	21,581	1,898,480
Sabre Corp.*	111,402	1,390,297
WEX, Inc.*	15,642	3,032,984

		14,415,814

Semiconductors & Semiconductor Equipment (3.6%)
Amkor Technology, Inc.	37,068	877,400
Brooks Automation, Inc.	26,084	2,485,284
Cirrus Logic, Inc.*	20,196	1,719,084
CMC Materials, Inc.	10,245	1,544,331
Cree, Inc.*	40,539	3,969,984
First Solar, Inc.*	29,859	2,702,538
Lattice Semiconductor Corp.*	47,940	2,693,269
MKS Instruments, Inc.	19,434	3,458,280
Semtech Corp.*	22,794	1,568,227
Silicon Laboratories, Inc.*	15,850	2,429,012
SolarEdge Technologies, Inc.*	18,247	5,042,923
Synaptics, Inc.*	12,289	1,911,923
Universal Display Corp.	15,060	3,348,290

		33,750,545

Software (3.5%)
ACI Worldwide, Inc.*	41,156	1,528,534
Aspen Technology, Inc.*	23,878	3,284,180
Blackbaud, Inc.*	16,931	1,296,407
CDK Global, Inc.	42,752	2,124,347
Ceridian HCM Holding, Inc.*	46,401	4,450,784
CommVault Systems, Inc.*	16,159	1,263,149
Envestnet, Inc.*	10,819	820,729
Fair Isaac Corp.*	10,153	5,103,710
j2 Global, Inc.*	14,898	2,049,220
Manhattan Associates, Inc.*	22,509	3,260,203
Paylocity Holding Corp.*	13,197	2,517,988
Qualys, Inc.*	11,791	1,187,236
Sailpoint Technologies Holdings, Inc.*	32,086	1,638,632
Teradata Corp.*	38,356	1,916,649

		32,441,768

Technology Hardware, Storage & Peripherals (0.4%)
NCR Corp.*	45,895	2,093,271
Xerox Holdings Corp.	56,606	1,329,675

		3,422,946

Total Information Technology		118,188,178

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/400 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Materials (5.6%)
Chemicals (2.4%)
Ashland Global Holdings, Inc.	19,182	$1,678,425
Avient Corp.	32,052	1,575,676
Cabot Corp.	19,794	1,126,873
Chemours Co. (The)	58,112	2,022,298
Ingevity Corp.*	14,053	1,143,352
Minerals Technologies, Inc.	11,769	925,867
NewMarket Corp.	2,535	816,219
Olin Corp.	50,303	2,327,017
RPM International, Inc.	45,468	4,032,102
Scotts Miracle-Gro Co. (The)	14,276	2,739,850
Sensient Technologies Corp.	14,843	1,284,810
Valvoline, Inc.	63,572	2,063,547

		21,736,036

Construction Materials (0.2%)
Eagle Materials, Inc.	14,794	2,102,375

Containers & Packaging (0.8%)
AptarGroup, Inc.	23,071	3,249,319
Greif, Inc., Class A	9,067	549,007
Silgan Holdings, Inc.	27,288	1,132,452
Sonoco Products Co.	35,323	2,363,109

		7,293,887

Metals & Mining (2.0%)
Cleveland-Cliffs, Inc. (x)*	161,301	3,477,650
Commercial Metals Co.	42,076	1,292,575
Compass Minerals International, Inc.	11,997	710,942
Reliance Steel & Aluminum Co.	22,366	3,375,029
Royal Gold, Inc.	23,033	2,628,065
Steel Dynamics, Inc.	70,446	4,198,582
United States Steel Corp.	94,671	2,272,104
Worthington Industries, Inc.	12,293	752,086

		18,707,033

Paper & Forest Products (0.2%)
Louisiana-Pacific Corp.	35,898	2,164,291

Total Materials		52,003,622

Real Estate (8.6%)
Equity Real Estate Investment Trusts (REITs) (8.2%)
American Campus Communities, Inc. (REIT)	48,401	2,261,295
Apartment Income REIT Corp. (REIT)	55,058	2,611,401
Brixmor Property Group, Inc. (REIT)	104,253	2,386,351
Camden Property Trust (REIT)	34,294	4,549,785
CoreSite Realty Corp. (REIT)	15,072	2,028,691
Corporate Office Properties Trust (REIT)	39,183	1,096,732
Cousins Properties, Inc. (REIT)	52,188	1,919,475
CyrusOne, Inc. (REIT)	42,980	3,073,930
Douglas Emmett, Inc. (REIT)	57,907	1,946,833
EastGroup Properties, Inc. (REIT)	14,003	2,302,793
EPR Properties (REIT)*	26,206	1,380,532
First Industrial Realty Trust, Inc. (REIT)	45,333	2,367,743
Healthcare Realty Trust, Inc. (REIT)	49,861	1,505,802
Highwoods Properties, Inc. (REIT)	36,531	1,650,105
Hudson Pacific Properties, Inc. (REIT)	52,995	1,474,321
JBG SMITH Properties (REIT)	38,710	1,219,752
Kilroy Realty Corp. (REIT)	37,203	2,590,817
Lamar Advertising Co. (REIT), Class A	30,435	3,178,023
Life Storage, Inc. (REIT)	27,159	2,915,519
Macerich Co. (The) (REIT)	58,727	1,071,768
Medical Properties Trust, Inc. (REIT)	205,752	4,135,615
National Retail Properties, Inc. (REIT)	61,642	2,889,777
National Storage Affiliates Trust (REIT)	24,205	1,223,805
Omega Healthcare Investors, Inc. (REIT)	82,697	3,001,074
Park Hotels & Resorts, Inc. (REIT)*	83,026	1,711,166
Pebblebrook Hotel Trust (REIT)	45,833	1,079,367
Physicians Realty Trust (REIT)	76,431	1,411,680
PotlatchDeltic Corp. (REIT)	23,405	1,243,976
PS Business Parks, Inc. (REIT)	7,001	1,036,708
Rayonier, Inc. (REIT)	48,455	1,740,988
Rexford Industrial Realty, Inc. (REIT)	47,319	2,694,817
Sabra Health Care REIT, Inc. (REIT)	76,574	1,393,647
SL Green Realty Corp. (REIT) (x)	24,348	1,947,840
Spirit Realty Capital, Inc. (REIT)	40,360	1,930,822
STORE Capital Corp. (REIT)	85,586	2,953,573
Urban Edge Properties (REIT)	38,904	743,066
Weingarten Realty Investors (REIT)	42,080	1,349,506

		76,019,095

Real Estate Management & Development (0.4%)
Jones Lang LaSalle, Inc.*	18,013	3,520,821

Total Real Estate		79,539,916

Utilities (3.0%)
Electric Utilities (0.9%)
ALLETE, Inc.	18,189	1,272,866
Hawaiian Electric Industries, Inc.	38,331	1,620,635
IDACORP, Inc.	17,734	1,729,065
OGE Energy Corp.	70,276	2,364,788
PNM Resources, Inc.	30,116	1,468,757

		8,456,111

Gas Utilities (1.2%)
National Fuel Gas Co.	32,008	1,672,418
New Jersey Resources Corp.	33,766	1,336,121
ONE Gas, Inc.	18,675	1,384,191
Southwest Gas Holdings, Inc.	20,418	1,351,467
Spire, Inc.	18,103	1,308,304
UGI Corp.	73,270	3,393,134

		10,445,635

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/400 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Multi-Utilities (0.5%)
Black Hills Corp.	22,047	$1,446,945
MDU Resources Group, Inc.	70,634	2,213,669
NorthWestern Corp.	17,674	1,064,328

		4,724,942

Water Utilities (0.4%)
Essential Utilities, Inc.	78,477	3,586,399

Total Utilities		27,213,087

Total Common Stocks (89.2%) (Cost $515,826,994)		822,407,964

SHORT-TERM INVESTMENTS:
Investment Companies (6.4%)
BlackRock Liquidity FedFund, Institutional Shares (xx)	1,000,000	1,000,000
JPMorgan Prime Money Market Fund, IM Shares	58,172,997	58,202,084

Total Investment Companies		59,202,084

	Principal Amount	Value (Note 1)
Repurchase Agreements (0.2%)
Citigroup Global Markets, Inc., 0.07%, dated 6/30/21, due 7/1/21, repurchase price $1,591,456, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-5.000%, maturing 4/30/22-2/15/42; total market value $1,623,282. (xx)	$1,591,452	1,591,452
Deutsche Bank AG, 0.17%, dated 6/30/21, due 7/1/21, repurchase price $95,426, collateralized by various Foreign Government Agency Securities, ranging from 0.125%-1.875%, maturing 2/12/22-2/15/23; total market value $97,338. (xx)	95,426	95,426
HSBC Bank plc, 0.10%, dated 6/30/21, due 7/1/21, repurchase price $300,001, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-6.125%, maturing 7/15/21-2/15/50; total market value $306,123. (xx)	300,000	300,000
HSBC Bank plc, 0.10%, dated 6/30/21, due 7/1/21, repurchase price $300,001, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-6.125%, maturing 7/15/21-2/15/50; total market value $306,123. (xx)	300,000	300,000

Total Repurchase Agreements		2,286,878

Total Short-Term Investments (6.6%) (Cost $61,489,365)		61,488,962

Total Investments in Securities (95.8%) (Cost $577,316,359)		883,896,926
Other Assets Less Liabilities (4.2%)		38,294,860

Net Assets (100%)		$922,191,786

*	Non-income producing.
(x)	All or a portion of security is on loan at June 30, 2021.
(xx)

At June 30, 2021, the Portfolio had loaned securities with a total value of $5,383,846. This was collateralized by $2,364,660 of various U.S. Government Treasury Securities, ranging from 0.000% - 8.000%, maturing 7/8/21 - 2/15/51 and by cash of $3,286,878 which was subsequently invested in an investment company and joint repurchase agreements as detailed in the Notes to the Financial Statements.

Glossary:

USD	— United States Dollar

Futures contracts outstanding as of June 30, 2021 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P Midcap 400 E-Mini Index	373	9/2021	USD	100,426,520	(787,170)

					(787,170)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/400 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2021:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$14,814,074	$—	$—	$14,814,074
Consumer Discretionary	121,646,137	—	—	121,646,137
Consumer Staples	28,195,134	—	—	28,195,134
Energy	16,965,554	—	—	16,965,554
Financials	124,451,177	—	—	124,451,177
Health Care	91,075,705	—	—	91,075,705
Industrials	146,470,740	1,844,640	—	148,315,380
Information Technology	118,188,178	—	—	118,188,178
Materials	52,003,622	—	—	52,003,622
Real Estate	79,539,916	—	—	79,539,916
Utilities	27,213,087	—	—	27,213,087
Short-Term Investments
Investment Companies	59,202,084	—	—	59,202,084
Repurchase Agreements	—	2,286,878	—	2,286,878

Total Assets	$879,765,408	$4,131,518	$—	$883,896,926

Liabilities:
Futures	$(787,170)	$—	$—	$(787,170)

Total Liabilities	$(787,170)	$—	$—	$(787,170)

Total	$878,978,238	$4,131,518	$—	$883,109,756

Fair Values of Derivative Instruments as of June 30, 2021:

	Statement of Assets and Liabilities
Derivatives Contracts^	Liability Derivatives	Fair Value
Equity contracts	Payables, Net assets – Unrealized depreciation	$(787,170	)*

Total		$(787,170)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2021:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$17,594,090	$17,594,090

Total	$17,594,090	$17,594,090

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/400 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$(2,907,787)	$(2,907,787)

Total	$(2,907,787)	$(2,907,787)

^ This Portfolio held futures contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

The Portfolio held futures contracts with an average notional balance of approximately $89,731,000 during the six months ended June 30, 2021.

Investment security transactions for the six months ended June 30, 2021 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities (affiliated 41%)*	$70,131,052
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities (affiliated 28%)*	$186,031,638

*	During the six months ended June 30, 2021, the Portfolio engaged in purchases and sales of securities pursuant to Rule 17a-7 of the 1940 Act (amount is percentage of total Purchases and/or Sales).

As of June 30, 2021, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$321,666,312
Aggregate gross unrealized depreciation	(17,880,560)

Net unrealized appreciation	$303,785,752

Federal income tax cost of investments in securities and derivative instruments, if applicable	$579,324,004

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/400 MANAGED VOLATILITY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2021 (Unaudited)

ASSETS
Investments in Securities, at value (x)
Unaffiliated Issuers (Cost $575,029,481)	$881,610,048
Repurchase Agreements (Cost $2,286,878)	2,286,878
Cash	36,556,000
Cash held as collateral at broker for futures	5,086,100
Dividends, interest and other receivables	660,562
Due from broker for futures variation margin	96,980
Receivable for Portfolio shares sold	31,553
Securities lending income receivable	1,810
Other assets	8,994

Total assets	926,338,925

LIABILITIES
Payable for return of collateral on securities loaned	3,286,878
Investment management fees payable	356,058
Payable for Portfolio shares redeemed	252,024
Distribution fees payable – Class IB	89,592
Administrative fees payable	89,283
Accrued expenses	73,304

Total liabilities	4,147,139

NET ASSETS	$922,191,786

Net assets were comprised of:
Paid in capital	$548,556,402
Total distributable earnings (loss)	373,635,384

Net assets	$922,191,786

Class IB
Net asset value, offering and redemption price per share, $432,282,526 / 16,067,757 shares outstanding (unlimited amount authorized: $0.01 par value)	$26.90

Class K
Net asset value, offering and redemption price per share, $489,909,260 / 17,989,384 shares outstanding (unlimited amount authorized: $0.01 par value)	$27.23

(x)	Includes value of securities on loan of $5,383,846.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2021 (Unaudited)

INVESTMENT INCOME
Dividends	$5,656,665
Interest	1,551
Securities lending (net)	12,698

Total income	5,670,914

EXPENSES
Investment management fees	2,067,493
Administrative fees	547,366
Distribution fees – Class IB	532,733
Professional fees	40,400
Printing and mailing expenses	35,566
Custodian fees	23,832
Recoupment fees	14,600
Trustees’ fees	11,658
Miscellaneous	8,766

Total expenses	3,282,414

NET INVESTMENT INCOME (LOSS)	2,388,500

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	59,443,836
Futures contracts	17,594,090

Net realized gain (loss)	77,037,926

Change in unrealized appreciation (depreciation) on:
Investments in securities	68,478,846
Futures contracts	(2,907,787)

Net change in unrealized appreciation (depreciation)	65,571,059

NET REALIZED AND UNREALIZED GAIN (LOSS)	142,608,985

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$144,997,485

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/400 MANAGED VOLATILITY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31, 2020
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$2,388,500	$5,490,571
Net realized gain (loss)	77,037,926	33,595,240
Net change in unrealized appreciation (depreciation)	65,571,059	95,090,516

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	144,997,485	134,176,327

Distributions to shareholders:
Class IB	—	(26,811,814)
Class K	—	(33,311,327)

Total distributions to shareholders	—	(60,123,141)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 536,570 and 904,683 shares, respectively ]	13,910,651	16,829,512
Capital shares issued in reinvestment of dividends and distributions [ 0 and 1,224,158 shares, respectively ]	—	26,811,814
Capital shares repurchased [ (1,708,796) and (2,739,585) shares, respectively ]	(44,037,274)	(55,540,572)

Total Class IB transactions	(30,126,623)	(11,899,246)

Class K
Capital shares sold [ 393,419 and 10,029,023 shares, respectively ]	10,357,222	178,870,694
Capital shares issued in reinvestment of dividends and distributions [ 0 and 1,503,223 shares, respectively ]	—	33,311,327
Capital shares repurchased [ (3,489,937) and (3,716,550) shares, respectively ]	(88,967,534)	(68,781,002)

Total Class K transactions	(78,610,312)	143,401,019

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(108,736,935)	131,501,773

TOTAL INCREASE (DECREASE) IN NET ASSETS	36,260,550	205,554,959
NET ASSETS:
Beginning of period	885,931,236	680,376,277

End of period	$922,191,786	$885,931,236

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/400 MANAGED VOLATILITY PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31,
Class IB			2020	2019	2018	2017	2016
Net asset value, beginning of period	$22.98		$21.77	$18.06	$22.57	$21.37	$18.75

Income (loss) from investment operations:
Net investment income (loss) (e)	0.05		0.13	0.17	0.18	0.11	0.16
Net realized and unrealized gain (loss)	3.87		2.70	4.32	(2.80)	3.10	3.54

Total from investment operations	3.92		2.83	4.49	(2.62)	3.21	3.70

Less distributions:
Dividends from net investment income	—		(0.12)	(0.19)	(0.20)	(0.15)	(0.16)
Distributions from net realized gains	—		(1.50)	(0.59)	(1.68)	(1.86)	(0.92)
Return of capital	—		—	—	(0.01)	—	—

Total dividends and distributions	—		(1.62)	(0.78)	(1.89)	(2.01)	(1.08)

Net asset value, end of period	$26.90		$22.98	$21.77	$18.06	$22.57	$21.37

Total return (b)	17.06%		13.47%	24.90%	(12.26)%	15.26%	19.68%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$432,283		$396,119	$388,635	$345,511	$449,715	$432,612
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.85%		0.85%	0.85%	0.85%	0.85%	0.85%
Before waivers and reimbursements (a)(f)	0.85%		0.86%	0.86%	0.85%	0.85%	0.86%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	0.39%		0.65%	0.83%	0.79%	0.48%	0.79%
Before waivers and reimbursements (a)(f)	0.39%		0.64%	0.83%	0.79%	0.48%	0.78%
Portfolio turnover rate^	9	%(z)	22%	21%	15%	16%	19%

	Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31,
Class K			2020	2019	2018	2017	2016
Net asset value, beginning of period	$23.23		$21.98	$18.22	$22.76	$21.54	$18.89

Income (loss) from investment operations:
Net investment income (loss) (e)	0.08		0.18	0.23	0.24	0.16	0.21
Net realized and unrealized gain (loss)	3.92		2.74	4.36	(2.84)	3.12	3.57

Total from investment operations	4.00		2.92	4.59	(2.60)	3.28	3.78

Less distributions:
Dividends from net investment income	—		(0.17)	(0.24)	(0.24)	(0.20)	(0.21)
Distributions from net realized gains	—		(1.50)	(0.59)	(1.68)	(1.86)	(0.92)
Return of capital	—		—	—	(0.02)	—	—

Total dividends and distributions	—		(1.67)	(0.83)	(1.94)	(2.06)	(1.13)

Net asset value, end of period	$27.23		$23.23	$21.98	$18.22	$22.76	$21.54

Total return (b)	17.22%		13.76%	25.24%	(12.05)%	15.50%	20.00%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$489,909		$489,812	$291,741	$209,756	$254,882	$274,935
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.60%		0.60%	0.60%	0.60%	0.60%	0.60%
Before waivers and reimbursements (a)(f)	0.60%		0.61%	0.61%	0.60%	0.60%	0.61%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	0.63%		0.88%	1.10%	1.04%	0.72%	1.04%
Before waivers and reimbursements (a)(f)	0.63%		0.88%	1.09%	1.04%	0.72%	1.03%
Portfolio turnover rate^	9	%(z)	22%	21%	15%	16%	19%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/400 MANAGED VOLATILITY PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

EQ/2000 MANAGED VOLATILITY PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2021	% of Net Assets
Health Care	18.9%
Financials	13.3
Industrials	12.8
Information Technology	12.2
Consumer Discretionary	10.6
Investment Companies	7.5
Real Estate	6.1
Repurchase Agreements	4.1
Energy	3.8
Materials	3.4
Communication Services	3.3
Consumer Staples	2.9
Utilities	2.1
Cash and Other	(1.0)

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2021 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/21	Ending Account Value 6/30/21	Expenses Paid During Period* 1/1/21 - 6/30/21
Class IB
Actual	$1,000.00	$1,170.50	$4.40
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.74	4.09
Class K
Actual	1,000.00	1,172.10	3.05
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.98	2.84

* Expenses are equal to the Portfolio’s Class IB and Class K shares annualized expense ratio of 0.82% and 0.57%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (3.3%)
Diversified Telecommunication Services (0.6%)
Anterix, Inc.*	17,139	$1,028,169
ATN International, Inc.	14,178	644,957
Bandwidth, Inc., Class A*	33,050	4,558,256
Cincinnati Bell, Inc.*	77,148	1,189,622
Cogent Communications Holdings, Inc.	61,736	4,746,881
Consolidated Communications Holdings, Inc.*	111,957	984,102
Globalstar, Inc. (x)*	878,737	1,564,152
IDT Corp., Class B*	27,939	1,032,625
Iridium Communications, Inc.*	172,995	6,918,070
Liberty Latin America Ltd., Class A*	62,059	860,138
Liberty Latin America Ltd., Class C*	223,711	3,154,325
Ooma, Inc.*	32,860	619,740
ORBCOMM, Inc.*	113,915	1,280,405
Radius Global Infrastructure, Inc. (x)*	63,669	923,200

		29,504,642

Entertainment (1.0%)
AMC Entertainment Holdings, Inc., Class A (x)*	589,541	33,415,184
Chicken Soup For The Soul Entertainment, Inc. (x)*	16,649	689,269
Cinemark Holdings, Inc.*	158,839	3,486,516
CuriosityStream, Inc. (x)*	37,662	513,710
Eros STX Global Corp.*	459,782	703,467
IMAX Corp.*	72,130	1,550,795
Liberty Media Corp.-Liberty Braves, Class A (x)*	15,418	435,096
Liberty Media Corp.-Liberty Braves, Class C*	54,404	1,510,799
Lions Gate Entertainment Corp., Class A*	84,298	1,744,968
Lions Gate Entertainment Corp., Class B*	166,796	3,052,367
LiveXLive Media, Inc. (x)*	78,149	368,863
Madison Square Garden Entertainment Corp.*	27,370	2,298,259
Marcus Corp. (The) (x)*	31,816	674,817

		50,444,110

Interactive Media & Services (0.4%)
Cargurus, Inc.*	134,441	3,526,387
Cars.com, Inc.*	98,042	1,404,942
Eventbrite, Inc., Class A*	108,640	2,064,160
EverQuote, Inc., Class A*	27,356	893,994
fuboTV, Inc.*	190,341	6,111,850
Liberty TripAdvisor Holdings, Inc., Class A*	86,701	352,873
MediaAlpha, Inc., Class A*	29,978	1,262,074
QuinStreet, Inc.*	74,123	1,377,205
TrueCar, Inc.*	158,350	894,677
Yelp, Inc.*	104,911	4,192,244

		22,080,406

Media (1.1%)
Advantage Solutions, Inc.*	110,577	1,193,126
AMC Networks, Inc., Class A*	42,630	2,847,684
Boston Omaha Corp., Class A*	25,233	800,138
Cardlytics, Inc.*	46,277	5,873,940
Clear Channel Outdoor Holdings, Inc.*	525,684	1,387,806
comScore, Inc.*	112,678	563,390
Daily Journal Corp.*	1,656	560,556
Emerald Holding, Inc.*	41,121	221,642
Entercom Communications Corp.*	169,230	729,381
Entravision Communications Corp., Class A	69,435	463,826
EW Scripps Co. (The), Class A	78,926	1,609,301
Fluent, Inc.*	71,278	208,845
Gannett Co., Inc.*	196,803	1,080,448
Gray Television, Inc.	123,699	2,894,557
Hemisphere Media Group, Inc.*	29,423	347,191
iHeartMedia, Inc., Class A*	162,108	4,365,568
John Wiley & Sons, Inc., Class A	62,462	3,758,963
Loral Space & Communications, Inc. (x)	20,043	778,671
Magnite, Inc. (x)*	152,038	5,144,966
MDC Partners, Inc., Class A*	79,206	463,355
Meredith Corp.*	57,750	2,508,660
MSG Networks, Inc., Class A*	44,256	645,253
National CineMedia, Inc.	94,748	480,372
Scholastic Corp.	42,062	1,593,729
Sinclair Broadcast Group, Inc., Class A	66,967	2,224,644
TechTarget, Inc.*	36,177	2,803,356
TEGNA, Inc.	320,165	6,006,295
Thryv Holdings, Inc.*	9,363	334,915
WideOpenWest, Inc.*	69,833	1,446,241

		53,336,819

Wireless Telecommunication Services (0.2%)
Gogo, Inc. (x)*	84,908	966,253
Shenandoah Telecommunications Co.	69,956	3,393,566
Telephone and Data Systems, Inc.	146,281	3,314,727
United States Cellular Corp.*	22,127	803,431

		8,477,977

Total Communication Services		163,843,954

Consumer Discretionary (10.6%)
Auto Components (1.2%)
Adient plc*	137,120	6,197,824
American Axle & Manufacturing Holdings, Inc.*	161,813	1,674,765
Cooper-Standard Holdings, Inc.*	25,762	747,098
Dana, Inc.	210,433	4,999,888
Dorman Products, Inc.*	38,715	4,013,584
Fox Factory Holding Corp.*	61,149	9,518,453

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Gentherm, Inc.*	48,143	$3,420,560
Goodyear Tire & Rubber Co. (The)*	400,095	6,861,629
LCI Industries	36,254	4,764,501
Modine Manufacturing Co.*	76,806	1,274,212
Motorcar Parts of America, Inc.*	28,900	648,516
Patrick Industries, Inc.	32,519	2,373,887
Standard Motor Products, Inc.	30,266	1,312,031
Stoneridge, Inc.*	37,451	1,104,804
Tenneco, Inc., Class A*	102,309	1,976,610
Visteon Corp.*	40,192	4,860,820
XL Fleet Corp. (x)*	55,508	462,382
XPEL, Inc. (m)*	26,340	2,209,136

		58,420,700

Automobiles (0.3%)
Arcimoto, Inc. (x)*	39,631	681,257
Canoo, Inc. (x)*	115,485	1,147,921
Fisker, Inc. (x)*	229,753	4,429,638
Lordstown Motors Corp. (x)*	162,304	1,795,082
Winnebago Industries, Inc.	45,881	3,118,073
Workhorse Group, Inc. (x)*	178,889	2,967,768

		14,139,739

Distributors (0.1%)
Core-Mark Holding Co., Inc.	64,651	2,909,941
Funko, Inc., Class A (x)*	34,763	739,757
Greenlane Holdings, Inc., Class A*	8,281	37,016

		3,686,714

Diversified Consumer Services (0.6%)
2U, Inc.*	103,834	4,326,763
Adtalem Global Education, Inc.*	71,669	2,554,283
American Public Education, Inc.*	26,927	763,111
Carriage Services, Inc.	25,350	937,189
Coursera, Inc. (x)*	17,444	690,085
Graham Holdings Co., Class B	5,609	3,555,545
Houghton Mifflin Harcourt Co.*	184,024	2,031,625
Laureate Education, Inc., Class A*	153,026	2,220,407
OneSpaWorld Holdings Ltd. (x)*	69,531	673,755
Perdoceo Education Corp.*	106,531	1,307,135
Regis Corp. (x)*	36,230	339,113
Strategic Education, Inc.	35,294	2,684,462
Stride, Inc.*	58,315	1,873,661
Vivint Smart Home, Inc.*	132,613	1,750,492
WW International, Inc.*	76,226	2,754,808

		28,462,434

Hotels, Restaurants & Leisure (2.1%)
Accel Entertainment, Inc.*	77,653	921,741
Bally’s Corp.*	47,265	2,557,509
Biglari Holdings, Inc., Class B*	1,173	187,058
BJ’s Restaurants, Inc.*	33,352	1,638,917
Bloomin’ Brands, Inc.*	128,234	3,480,271
Bluegreen Vacations Holding Corp.*	25,014	450,252
Brinker International, Inc.*	65,762	4,067,380
Carrols Restaurant Group, Inc.*	53,681	322,623
Century Casinos, Inc.*	42,325	568,425
Cheesecake Factory, Inc. (The)*	62,700	3,397,086
Chuy’s Holdings, Inc.*	29,826	1,111,317
Cracker Barrel Old Country Store, Inc.	34,334	5,097,226
Dave & Buster’s Entertainment, Inc.*	62,561	2,539,977
Del Taco Restaurants, Inc.	43,220	432,632
Denny’s Corp.*	90,691	1,495,495
Dine Brands Global, Inc.*	23,952	2,137,716
Drive Shack, Inc. (x)*	119,566	395,763
El Pollo Loco Holdings, Inc.*	28,634	523,716
ESC Co. (r)*	55,155	—
Everi Holdings, Inc.*	120,979	3,017,216
Fiesta Restaurant Group, Inc.*	27,700	372,011
Full House Resorts, Inc.*	47,354	470,699
GAN Ltd. (x)*	58,067	954,621
Golden Entertainment, Inc.*	24,502	1,097,690
Golden Nugget Online Gaming, Inc. (x)*	46,194	589,435
Hall of Fame Resort & Entertainment Co. (x)*	79,580	312,749
Hilton Grand Vacations, Inc.*	123,860	5,126,565
International Game Technology plc (x)*	144,737	3,467,899
Jack in the Box, Inc.	33,272	3,707,832
Kura Sushi USA, Inc., Class A (x)*	5,614	213,388
Lindblad Expeditions Holdings, Inc.*	41,743	668,305
Monarch Casino & Resort, Inc.*	19,921	1,318,173
Nathan’s Famous, Inc.	4,118	293,696
NEOGAMES SA*	8,587	527,843
Noodles & Co.*	58,863	734,610
ONE Group Hospitality, Inc. (The) (x)*	28,283	311,679
Papa John’s International, Inc.	47,884	5,001,005
PlayAGS, Inc.*	39,765	393,673
RCI Hospitality Holdings, Inc.	12,876	852,391
Red Robin Gourmet Burgers, Inc.*	21,777	721,036
Red Rock Resorts, Inc., Class A*	89,243	3,792,827
Rush Street Interactive, Inc. (x)*	75,741	928,585
Ruth’s Hospitality Group, Inc.*	50,002	1,151,546
Scientific Games Corp., Class A*	139,201	10,779,725
SeaWorld Entertainment, Inc.*	74,557	3,723,377
Shake Shack, Inc., Class A*	54,177	5,798,023
Target Hospitality Corp. (x)*	36,092	133,901
Texas Roadhouse, Inc.	101,333	9,748,235
Wingstop, Inc.	43,204	6,810,247

		104,344,086

Household Durables (1.7%)
Aterian, Inc. (x)*	28,639	418,989
Bassett Furniture Industries, Inc.	13,475	328,116
Beazer Homes USA, Inc.*	43,882	846,484
Casper Sleep, Inc.*	42,611	351,115
Cavco Industries, Inc.*	13,369	2,970,458
Century Communities, Inc.	43,459	2,891,762

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Ethan Allen Interiors, Inc.	32,614	$900,146
Flexsteel Industries, Inc. (x)	9,613	388,269
GoPro, Inc., Class A*	175,888	2,049,095
Green Brick Partners, Inc.*	47,200	1,073,328
Hamilton Beach Brands Holding Co., Class A	11,274	251,072
Helen of Troy Ltd.*	35,401	8,075,676
Hooker Furniture Corp.	17,941	621,476
Hovnanian Enterprises, Inc., Class A (x)*	7,407	787,290
Installed Building Products, Inc.	34,909	4,271,465
iRobot Corp. (x)*	41,181	3,845,894
KB Home	129,842	5,287,166
La-Z-Boy, Inc.	68,572	2,539,907
Legacy Housing Corp.*	15,319	259,044
LGI Homes, Inc.*	32,113	5,200,379
Lifetime Brands, Inc.	20,238	302,963
Lovesac Co. (The)*	18,487	1,475,078
M.D.C. Holdings, Inc.	83,498	4,224,999
M/I Homes, Inc.*	41,365	2,426,885
Meritage Homes Corp.*	54,380	5,116,070
Purple Innovation, Inc.*	72,687	1,919,664
Skyline Champion Corp.*	76,047	4,053,305
Sonos, Inc.*	174,061	6,132,169
Taylor Morrison Home Corp., Class A*	181,758	4,802,046
Tri Pointe Homes, Inc.*	170,247	3,648,393
Tupperware Brands Corp.*	74,220	1,762,725
Universal Electronics, Inc.*	19,211	931,734
VOXX International Corp.*	22,526	315,589
Vuzix Corp. (x)*	84,940	1,558,649

		82,027,400

Internet & Direct Marketing Retail (0.7%)
1-800-Flowers.com, Inc., Class A*	39,299	1,252,459
CarParts.com, Inc.*	68,578	1,396,248
Duluth Holdings, Inc., Class B (x)*	17,338	358,030
Groupon, Inc. (x)*	35,796	1,544,955
Lands’ End, Inc.*	20,766	852,444
Liquidity Services, Inc.*	40,581	1,032,787
Overstock.com, Inc. (x)*	62,228	5,737,422
PetMed Express, Inc. (x)	30,947	985,662
Porch Group, Inc. (x)*	22,968	444,201
Quotient Technology, Inc.*	133,760	1,445,946
RealReal, Inc. (The)*	113,812	2,248,925
Revolve Group, Inc.*	51,978	3,581,284
Shutterstock, Inc.	33,873	3,325,312
Stamps.com, Inc.*	25,376	5,082,559
Stitch Fix, Inc., Class A*	85,524	5,157,097

		34,445,331

Leisure Products (0.5%)
Acushnet Holdings Corp.	49,627	2,451,574
American Outdoor Brands, Inc.*	21,309	748,798
AMMO, Inc. (x)*	95,406	934,025
Callaway Golf Co.*	167,530	5,650,787
Clarus Corp.	33,745	867,246
Escalade, Inc.	17,176	394,189
Genius Brands International, Inc. (x)*	408,514	751,666
Johnson Outdoors, Inc., Class A	8,034	972,114
Latham Group, Inc. (x)*	33,597	1,073,760
Malibu Boats, Inc., Class A*	29,997	2,199,680
Marine Products Corp.	12,209	188,507
MasterCraft Boat Holdings, Inc.*	28,516	749,685
Nautilus, Inc. (x)*	43,115	726,488
Smith & Wesson Brands, Inc.	76,971	2,670,894
Sturm Ruger & Co., Inc.	24,866	2,237,443
Vista Outdoor, Inc.*	85,189	3,942,547

		26,559,403

Multiline Retail (0.3%)
Big Lots, Inc.	50,262	3,317,795
Dillard’s, Inc., Class A (x)	9,094	1,644,923
Franchise Group, Inc.	41,016	1,446,634
Macy’s, Inc.*	454,769	8,622,420

		15,031,772

Specialty Retail (2.4%)
Aaron’s Co., Inc. (The)	51,883	1,659,737
Abercrombie & Fitch Co., Class A*	88,811	4,123,495
Academy Sports & Outdoors, Inc.*	89,509	3,691,351
American Eagle Outfitters, Inc. (x)	220,318	8,268,535
America’s Car-Mart, Inc.*	9,144	1,295,888
Arko Corp. (x)*	29,726	273,182
Asbury Automotive Group, Inc.*	28,024	4,802,473
At Home Group, Inc.*	95,013	3,500,279
Barnes & Noble Education, Inc.*	55,620	401,020
Bed Bath & Beyond, Inc.*	158,889	5,289,415
Big 5 Sporting Goods Corp. (x)	30,132	773,790
Blink Charging Co. (x)*	52,848	2,175,752
Boot Barn Holdings, Inc.*	41,593	3,495,892
Buckle, Inc. (The)	44,600	2,218,850
Caleres, Inc.	53,338	1,455,594
Camping World Holdings, Inc., Class A (x)	61,786	2,532,608
CarLotz, Inc. (x)*	62,921	343,549
Cato Corp. (The), Class A	28,636	483,089
Chico’s FAS, Inc.*	174,130	1,145,775
Children’s Place, Inc. (The)*	20,351	1,893,864
Citi Trends, Inc.*	12,901	1,122,387
Conn’s, Inc.*	27,220	694,110
Container Store Group, Inc. (The)*	48,820	636,613
Designer Brands, Inc., Class A*	87,021	1,440,198
Genesco, Inc.*	21,220	1,351,290
Group 1 Automotive, Inc.	25,443	3,929,162
GrowGeneration Corp. (x)*	78,304	3,766,422
Guess?, Inc.	58,273	1,538,407
Haverty Furniture Cos., Inc.	24,955	1,067,076
Hibbett, Inc.*	23,826	2,135,524
JOANN, Inc. (x)	16,795	264,521
Kirkland’s, Inc.*	20,282	464,052

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Lazydays Holdings, Inc. (x)*	10,633	$233,926
Lumber Liquidators Holdings, Inc.*	44,265	933,991
MarineMax, Inc.*	32,722	1,594,870
Monro, Inc.	48,220	3,062,452
Murphy USA, Inc.	36,461	4,862,804
National Vision Holdings, Inc.*	118,161	6,041,572
ODP Corp. (The)*	70,867	3,402,325
OneWater Marine, Inc., Class A	13,507	567,699
Party City Holdco, Inc.*	159,964	1,492,464
Rent-A-Center, Inc.	95,432	5,064,576
Sally Beauty Holdings, Inc.*	163,145	3,600,610
Shift Technologies, Inc. (x)*	89,832	770,759
Shoe Carnival, Inc.	12,780	914,920
Signet Jewelers Ltd.*	75,483	6,098,272
Sleep Number Corp.*	34,637	3,808,338
Sonic Automotive, Inc., Class A	31,682	1,417,453
Sportsman’s Warehouse Holdings, Inc.*	58,978	1,048,039
Tilly’s, Inc., Class A	35,041	559,955
TravelCenters of America, Inc.*	18,071	528,396
Urban Outfitters, Inc.*	99,307	4,093,434
Winmark Corp.	4,622	887,794
Zumiez, Inc.*	32,198	1,577,380

		120,795,929

Textiles, Apparel & Luxury Goods (0.7%)
Crocs, Inc.*	93,500	10,894,620
Fossil Group, Inc.*	72,847	1,040,255
G-III Apparel Group Ltd.*	65,147	2,140,731
Kontoor Brands, Inc. (x)	76,683	4,325,688
Movado Group, Inc.	24,179	760,913
Oxford Industries, Inc.	23,262	2,299,216
PLBY Group, Inc. (x)*	15,688	610,106
Rocky Brands, Inc.	9,917	551,385
Steven Madden Ltd.	120,499	5,273,036
Superior Group of Cos., Inc.	16,655	398,221
Unifi, Inc.*	21,127	514,654
Vera Bradley, Inc.*	34,379	425,956
Wolverine World Wide, Inc.	117,723	3,960,202

		33,194,983

Total Consumer Discretionary		521,108,491

Consumer Staples (2.9%)
Beverages (0.3%)
Celsius Holdings, Inc. (x)*	65,835	5,009,385
Coca-Cola Consolidated, Inc.	6,806	2,736,897
Duckhorn Portfolio, Inc. (The) (x)*	29,213	644,439
MGP Ingredients, Inc.	19,850	1,342,654
National Beverage Corp.	33,997	1,605,678
NewAge, Inc. (x)*	192,705	429,732
Primo Water Corp.	231,272	3,869,181

		15,637,966

Food & Staples Retailing (0.8%)
Andersons, Inc. (The)	48,586	1,483,331
BJ’s Wholesale Club Holdings, Inc.*	198,411	9,440,395
Chefs’ Warehouse, Inc. (The)*	46,468	1,479,076
HF Foods Group, Inc. (x)*	56,847	300,721
Ingles Markets, Inc., Class A	20,326	1,184,396
MedAvail Holdings, Inc. (x)*	16,962	207,785
Natural Grocers by Vitamin Cottage, Inc.	15,268	163,978
Performance Food Group Co.*	191,010	9,262,075
PriceSmart, Inc.	33,898	3,085,057
Rite Aid Corp.*	79,577	1,297,105
SpartanNash Co.	51,819	1,000,625
Sprouts Farmers Market, Inc.*	171,840	4,270,224
United Natural Foods, Inc.*	81,810	3,025,334
Village Super Market, Inc., Class A	13,196	310,238
Weis Markets, Inc.	23,811	1,230,076

		37,740,416

Food Products (0.9%)
AppHarvest, Inc. (x)*	69,400	1,110,400
B&G Foods, Inc. (x)	93,642	3,071,458
Calavo Growers, Inc.	25,337	1,606,873
Cal-Maine Foods, Inc.	51,648	1,870,174
Fresh Del Monte Produce, Inc.	48,643	1,599,382
Hostess Brands, Inc.*	189,651	3,070,450
J & J Snack Foods Corp.	21,343	3,722,433
John B Sanfilippo & Son, Inc.	13,591	1,203,755
Laird Superfood, Inc. (x)*	8,970	267,934
Lancaster Colony Corp.	27,485	5,318,622
Landec Corp.*	39,880	448,650
Limoneira Co.	23,357	409,915
Mission Produce, Inc. (x)*	53,673	1,111,568
Sanderson Farms, Inc.	29,409	5,528,010
Seneca Foods Corp., Class A*	10,011	511,362
Simply Good Foods Co. (The)*	123,239	4,499,456
Tattooed Chef, Inc. (x)*	67,683	1,451,800
Tootsie Roll Industries, Inc. (x)	22,514	763,450
TreeHouse Foods, Inc.*	75,262	3,350,664
Utz Brands, Inc.	85,346	1,859,689
Vital Farms, Inc. (x)*	36,814	734,807
Whole Earth Brands, Inc.*	54,091	784,319

		44,295,171

Household Products (0.3%)
Central Garden & Pet Co.*	13,643	722,124
Central Garden & Pet Co., Class A*	58,572	2,829,027
Energizer Holdings, Inc.	98,535	4,235,034
Oil-Dri Corp. of America	7,945	271,560
WD-40 Co.	19,778	5,068,904

		13,126,649

Personal Products (0.5%)
Beauty Health Co. (The) (x)*	67,193	1,128,842
BellRing Brands, Inc., Class A*	57,778	1,810,763
Edgewell Personal Care Co.	78,625	3,451,638
elf Beauty, Inc.*	66,104	1,794,063
Honest Co., Inc. (The) (x)*	35,941	581,885
Inter Parfums, Inc.	26,940	1,939,680
Medifast, Inc.	16,854	4,769,345
Nature’s Sunshine Products, Inc.	14,458	251,135
Nu Skin Enterprises, Inc., Class A	71,942	4,075,514

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Revlon, Inc., Class A (x)*	12,560	$161,270
USANA Health Sciences, Inc.*	17,795	1,822,742
Veru, Inc. (x)*	80,448	649,215

		22,436,092

Tobacco (0.1%)
22nd Century Group, Inc. (x)*	218,530	1,011,794
Turning Point Brands, Inc.	21,084	965,015
Universal Corp.	34,993	1,993,551
Vector Group Ltd.	204,466	2,891,149

		6,861,509

Total Consumer Staples		140,097,803

Energy (3.8%)
Energy Equipment & Services (0.8%)
Archrock, Inc.	199,690	1,779,238
Aspen Aerogels, Inc. (x)*	28,896	864,568
Bristow Group, Inc.*	11,367	291,109
Cactus, Inc., Class A	79,005	2,901,064
ChampionX Corp.*	293,603	7,530,917
DMC Global, Inc.*	26,893	1,511,656
Dril-Quip, Inc.*	51,452	1,740,621
Frank’s International NV*	238,456	722,522
FTS International, Inc., Class A*	12,866	363,979
Helix Energy Solutions Group, Inc. (x)*	219,555	1,253,659
Helmerich & Payne, Inc.	152,427	4,973,693
Liberty Oilfield Services, Inc., Class A*	125,332	1,774,701
Nabors Industries Ltd.*	10,816	1,235,620
National Energy Services Reunited Corp. (x)*	43,099	614,161
Newpark Resources, Inc.*	140,729	486,922
NexTier Oilfield Solutions, Inc.*	256,807	1,222,401
Oceaneering International, Inc.*	139,956	2,179,115
Oil States International, Inc.*	81,404	639,021
Patterson-UTI Energy, Inc.	270,019	2,683,989
ProPetro Holding Corp.*	117,070	1,072,361
RPC, Inc.*	88,495	438,050
Select Energy Services, Inc., Class A*	85,921	518,963
Solaris Oilfield Infrastructure, Inc., Class A	45,998	448,021
TETRA Technologies, Inc.*	177,626	770,897
Tidewater, Inc.*	62,767	756,342
US Silica Holdings, Inc.*	110,925	1,282,293

		40,055,883

Oil, Gas & Consumable Fuels (3.0%)
Aemetis, Inc. (x)*	33,588	375,178
Alto Ingredients, Inc. (x)*	103,511	632,452
Altus Midstream Co. (x)	4,718	318,512
Antero Resources Corp. (x)*	414,221	6,225,742
Arch Resources, Inc.*	21,347	1,216,352
Berry Corp.	104,207	700,271
Bonanza Creek Energy, Inc.	44,670	2,102,617
Brigham Minerals, Inc., Class A	65,261	1,389,407
California Resources Corp.*	121,703	3,668,128
Callon Petroleum Co. (x)*	57,748	3,331,482
Centennial Resource Development, Inc., Class A (x)*	262,088	1,776,957
Centrus Energy Corp., Class A (x)*	13,679	347,173
Chesapeake Energy Corp.	143,015	7,425,339
Clean Energy Fuels Corp. (x)*	201,319	2,043,388
CNX Resources Corp.*	316,695	4,326,054
Comstock Resources, Inc.*	132,552	884,122
CONSOL Energy, Inc.*	50,965	941,324
Contango Oil & Gas Co. (x)*	212,600	918,432
CVR Energy, Inc.	45,557	818,204
Delek US Holdings, Inc.	95,036	2,054,678
Denbury, Inc. (x)*	73,032	5,607,397
DHT Holdings, Inc.	209,582	1,360,187
Diamond S Shipping, Inc., Class S*	42,107	419,386
Dorian LPG Ltd.*	43,244	610,605
Earthstone Energy, Inc., Class A*	32,766	362,720
Energy Fuels, Inc. (x)*	198,735	1,202,347
Equitrans Midstream Corp.	592,013	5,038,031
Extraction Oil & Gas, Inc.*	22,625	1,242,339
Falcon Minerals Corp.	58,088	295,087
Frontline Ltd. (x)	167,773	1,509,957
Gevo, Inc. (x)*	282,514	2,053,877
Golar LNG Ltd.*	148,829	1,971,984
Green Plains, Inc.*	53,568	1,800,956
International Seaways, Inc.	29,430	564,467
Kosmos Energy Ltd.*	586,496	2,029,276
Laredo Petroleum, Inc.*	18,209	1,689,613
Magnolia Oil & Gas Corp., Class A*	201,539	3,150,055
Matador Resources Co.	160,300	5,772,403
Meta Materials, Inc.*	89,062	667,074
Murphy Oil Corp.	212,125	4,938,270
Nordic American Tankers Ltd. (x)	226,798	743,897
Northern Oil and Gas, Inc. (x)	69,241	1,438,136
Oasis Petroleum, Inc.	29,209	2,936,965
Ovintiv, Inc.	379,442	11,941,040
Par Pacific Holdings, Inc.*	64,761	1,089,280
PBF Energy, Inc., Class A*	139,432	2,133,310
PDC Energy, Inc.	143,922	6,590,188
Peabody Energy Corp. (x)*	101,197	802,492
Penn Virginia Corp.*	23,512	555,118
Range Resources Corp.*	346,100	5,800,636
Renewable Energy Group, Inc.*	64,793	4,039,196
REX American Resources Corp.*	8,246	743,624
Riley Exploration Permian, Inc. (x)	3,312	95,982
Scorpio Tankers, Inc. (x)	74,083	1,633,530
SFL Corp. Ltd.	138,356	1,058,423
SM Energy Co.	166,907	4,110,919
Southwestern Energy Co.*	974,141	5,523,379
Talos Energy, Inc.*	53,368	834,676
Teekay Corp. (x)*	100,521	373,938
Teekay Tankers Ltd., Class A (x)*	34,517	497,735
Tellurian, Inc. (x)*	458,779	2,133,322
Uranium Energy Corp. (x)*	296,709	789,246
Ur-Energy, Inc. (x)*	261,890	366,646
Vine Energy, Inc., Class A*	29,856	465,455
W&T Offshore, Inc.*	120,419	584,032

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Whiting Petroleum Corp.*	57,016	$3,110,223
World Fuel Services Corp.	91,955	2,917,732

		147,090,963

Total Energy		187,146,846

Financials (13.3%)
Banks (6.9%)
1st Source Corp.	25,013	1,162,104
Allegiance Bancshares, Inc.	25,245	970,418
Altabancorp	26,100	1,130,391
Amalgamated Financial Corp.	23,258	363,523
Amerant Bancorp, Inc.*	32,967	704,834
American National Bankshares, Inc.	16,390	509,565
Ameris Bancorp	96,266	4,873,948
Arrow Financial Corp.	20,392	733,092
Associated Banc-Corp.	219,169	4,488,581
Atlantic Capital Bancshares, Inc.*	27,445	698,750
Atlantic Union Bankshares Corp.	114,078	4,131,905
Banc of California, Inc.	65,038	1,140,767
BancFirst Corp.	24,860	1,552,010
Bancorp, Inc. (The)*	77,331	1,779,386
BancorpSouth Bank	150,272	4,257,206
Bank First Corp. (x)	9,660	673,978
Bank of Marin Bancorp	18,597	593,244
Bank of NT Butterfield & Son Ltd. (The)	72,628	2,574,663
BankUnited, Inc.	134,851	5,756,789
Banner Corp.	51,014	2,765,469
Bar Harbor Bankshares	23,884	683,560
Berkshire Hills Bancorp, Inc.	69,668	1,909,600
Blue Ridge Bankshares, Inc. (x)	25,107	439,875
Boston Private Financial Holdings, Inc.	119,053	1,756,032
Brookline Bancorp, Inc.	111,145	1,661,618
Bryn Mawr Bank Corp.	30,320	1,279,201
Business First Bancshares, Inc.	27,721	636,197
Byline Bancorp, Inc.	35,008	792,231
Cadence Bancorp	180,960	3,778,445
Cambridge Bancorp	9,877	819,692
Camden National Corp.	22,715	1,084,868
Capital Bancorp, Inc.*	12,993	265,707
Capital City Bank Group, Inc.	20,635	532,177
Capstar Financial Holdings, Inc.	24,584	503,972
Carter Bankshares, Inc.*	34,878	436,324
Cathay General Bancorp	109,344	4,303,780
CBTX, Inc.	25,770	703,779
Central Pacific Financial Corp.	32,457	845,829
Century Bancorp, Inc., Class A	4,300	490,200
CIT Group, Inc.	143,716	7,414,308
Citizens & Northern Corp.	25,404	622,398
City Holding Co.	22,413	1,686,354
Civista Bancshares, Inc.	24,060	531,726
CNB Financial Corp.	23,945	546,425
Coastal Financial Corp.*	13,987	399,469
Columbia Banking System, Inc.	104,180	4,017,181
Community Bank System, Inc.	77,513	5,863,858
Community Trust Bancorp, Inc.	23,885	964,476
ConnectOne Bancorp, Inc.	52,941	1,385,466
CrossFirst Bankshares, Inc.*	63,361	871,214
Customers Bancorp, Inc.*	41,477	1,617,188
CVB Financial Corp.	187,098	3,852,348
Dime Community Bancshares, Inc.	49,593	1,667,317
Eagle Bancorp, Inc.	46,390	2,601,551
Eastern Bankshares, Inc.	248,656	5,114,854
Enterprise Bancorp, Inc.	15,843	518,858
Enterprise Financial Services Corp.	41,845	1,941,190
Equity Bancshares, Inc., Class A*	19,569	596,659
Farmers National Banc Corp.	39,932	619,345
FB Financial Corp.	45,412	1,694,776
Fidelity D&D Bancorp, Inc. (x)	5,808	314,213
Financial Institutions, Inc.	24,377	731,310
First Bancorp (Nasdaq Stock Exchange)	40,773	1,668,023
First Bancorp (Quotrix Stock Exchange)	311,999	3,719,028
First Bancorp, Inc. (The)	15,567	458,448
First Bancshares, Inc. (The)	28,471	1,065,670
First Bank	28,101	380,488
First Busey Corp.	77,546	1,912,284
First Choice Bancorp	15,949	485,647
First Commonwealth Financial Corp.	132,401	1,862,882
First Community Bankshares, Inc.	26,666	795,980
First Financial Bancorp	139,265	3,290,832
First Financial Bankshares, Inc.	188,004	9,236,637
First Financial Corp.	17,970	733,535
First Foundation, Inc.	56,371	1,268,911
First Internet Bancorp	16,543	512,502
First Interstate BancSystem, Inc., Class A	59,586	2,492,482
First Merchants Corp.	78,347	3,264,719
First Mid Bancshares, Inc.	22,449	909,409
First Midwest Bancorp, Inc.	165,236	3,276,630
First of Long Island Corp. (The)	30,252	642,250
Five Star Bancorp (x)*	7,660	184,989
Flushing Financial Corp.	47,109	1,009,546
Fulton Financial Corp.	230,123	3,631,341
German American Bancorp, Inc.	37,900	1,409,880
Glacier Bancorp, Inc.	138,744	7,642,020
Great Southern Bancorp, Inc.	15,329	826,233
Great Western Bancorp, Inc.	80,205	2,629,922
Guaranty Bancshares, Inc.	12,818	436,709
Hancock Whitney Corp.	125,248	5,566,021
Hanmi Financial Corp.	46,513	886,538
HarborOne Bancorp, Inc.	79,769	1,143,887
Hawthorn Bancshares, Inc.	398	9,126
HBT Financial, Inc.	15,059	262,177
Heartland Financial USA, Inc.	58,349	2,741,820
Heritage Commerce Corp.	89,488	996,001
Heritage Financial Corp.	48,530	1,214,221
Hilltop Holdings, Inc.	93,498	3,403,327
Home BancShares, Inc.	220,784	5,448,949
HomeTrust Bancshares, Inc.	21,999	613,772
Hope Bancorp, Inc.	163,181	2,313,907
Horizon Bancorp, Inc.	65,804	1,146,964

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Howard Bancorp, Inc.*	21,474	$346,376
Independent Bank Corp.	32,503	705,640
Independent Bank Corp./MA	48,358	3,651,029
Independent Bank Group, Inc.	54,484	4,030,726
International Bancshares Corp.	78,240	3,359,626
Investors Bancorp, Inc.	337,066	4,806,561
Lakeland Bancorp, Inc.	70,228	1,227,585
Lakeland Financial Corp.	35,202	2,169,851
Live Oak Bancshares, Inc.	45,629	2,692,111
Macatawa Bank Corp.	40,354	353,097
Mercantile Bank Corp.	24,321	734,494
Metrocity Bankshares, Inc.	26,641	466,484
Metropolitan Bank Holding Corp.*	11,331	682,353
Mid Penn Bancorp, Inc.	11,504	315,785
Midland States Bancorp, Inc.	32,493	853,591
MidWestOne Financial Group, Inc.	21,220	610,499
MVB Financial Corp.	14,241	607,521
National Bank Holdings Corp., Class A	41,682	1,573,079
NBT Bancorp, Inc.	62,428	2,245,535
Nicolet Bankshares, Inc.*	13,686	962,673
Northrim BanCorp, Inc.	9,817	419,677
OceanFirst Financial Corp.	85,607	1,784,050
OFG Bancorp	69,477	1,536,831
Old National Bancorp	239,229	4,212,823
Old Second Bancorp, Inc.	48,583	602,429
Origin Bancorp, Inc.	30,274	1,285,434
Orrstown Financial Services, Inc.	16,738	386,146
Pacific Premier Bancorp, Inc.	123,056	5,204,038
Park National Corp.	20,841	2,447,150
Peapack-Gladstone Financial Corp.	24,548	762,706
Peoples Bancorp, Inc.	27,968	828,412
Peoples Financial Services Corp.	10,574	450,452
Preferred Bank	18,951	1,199,030
Premier Financial Bancorp, Inc.	20,083	338,399
Primis Financial Corp.	30,488	465,247
QCR Holdings, Inc.	22,785	1,095,731
RBB Bancorp	20,599	498,908
Red River Bancshares, Inc.	7,597	383,724
Reliant Bancorp, Inc.	23,674	656,480
Renasant Corp.	79,982	3,199,280
Republic Bancorp, Inc., Class A	14,961	690,151
Republic First Bancorp, Inc.*	72,334	288,613
S&T Bancorp, Inc.	55,496	1,737,025
Sandy Spring Bancorp, Inc.	67,138	2,962,800
Seacoast Banking Corp. of Florida	76,600	2,615,890
ServisFirst Bancshares, Inc.	72,271	4,912,983
Sierra Bancorp	22,483	572,192
Silvergate Capital Corp., Class A*	33,142	3,755,651
Simmons First National Corp., Class A	155,475	4,561,636
SmartFinancial, Inc.	21,558	517,608
South Plains Financial, Inc.	16,941	391,845
South State Corp.	102,595	8,388,167
Southern First Bancshares, Inc.*	10,776	551,300
Southside Bancshares, Inc.	45,107	1,724,441
Spirit of Texas Bancshares, Inc.	19,848	453,328
Stock Yards Bancorp, Inc.	30,349	1,544,461
Summit Financial Group, Inc.	17,374	382,402
Texas Capital Bancshares, Inc.*	73,410	4,660,801
Tompkins Financial Corp.	20,679	1,603,863
Towne Bank	93,988	2,859,115
TriCo Bancshares	40,684	1,732,325
TriState Capital Holdings, Inc.*	39,393	803,223
Triumph Bancorp, Inc.*	34,067	2,529,475
Trustmark Corp.	91,361	2,813,919
UMB Financial Corp.	63,393	5,899,353
United Bankshares, Inc.	180,895	6,602,667
United Community Banks, Inc.	119,038	3,810,406
Univest Financial Corp.	40,475	1,067,326
Valley National Bancorp	579,859	7,787,506
Veritex Holdings, Inc.	65,270	2,311,211
Washington Trust Bancorp, Inc.	26,254	1,348,143
WesBanco, Inc.	94,590	3,370,242
West BanCorp, Inc.	24,654	684,148
Westamerica Bancorp	36,133	2,096,798

		339,032,478

Capital Markets (1.4%)
Artisan Partners Asset Management, Inc., Class A	85,797	4,360,204
AssetMark Financial Holdings, Inc.*	27,186	681,281
Associated Capital Group, Inc., Class A	3,173	123,303
B Riley Financial, Inc.	28,867	2,179,458
BGC Partners, Inc., Class A	480,061	2,721,946
Blucora, Inc.*	65,196	1,128,543
Brightsphere Investment Group, Inc.	83,951	1,966,972
Cohen & Steers, Inc.	35,998	2,955,076
Cowen, Inc., Class A	37,742	1,549,309
Diamond Hill Investment Group, Inc.	4,648	777,657
Donnelley Financial Solutions, Inc.*	42,640	1,407,120
Federated Hermes, Inc., Class B	137,042	4,647,094
Focus Financial Partners, Inc., Class A*	74,799	3,627,751
GAMCO Investors, Inc., Class A	8,906	223,541
GCM Grosvenor, Inc., Class A (x)	47,354	493,429
Greenhill & Co., Inc.	21,249	330,634
Hamilton Lane, Inc., Class A	49,248	4,487,478
Houlihan Lokey, Inc.	75,191	6,149,872
Moelis & Co., Class A	88,549	5,037,553
Open Lending Corp., Class A*	150,928	6,503,487
Oppenheimer Holdings, Inc., Class A	13,369	679,680
Piper Sandler Cos.	25,634	3,321,141
PJT Partners, Inc., Class A	34,792	2,483,453
Pzena Investment Management, Inc., Class A	26,052	286,832
Sculptor Capital Management, Inc.	31,204	767,306
StepStone Group, Inc., Class A	54,041	1,859,010
StoneX Group, Inc.*	24,298	1,474,160

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Value Line, Inc.	1,697	$52,607
Virtus Investment Partners, Inc.	10,564	2,934,362
WisdomTree Investments, Inc. (x)	200,974	1,246,039

		66,456,298

Consumer Finance (0.7%)
Atlanticus Holdings Corp.*	8,291	329,153
Curo Group Holdings Corp.	28,331	481,627
Encore Capital Group, Inc.*	45,551	2,158,662
Enova International, Inc.*	54,478	1,863,692
EZCORP, Inc., Class A*	78,270	471,968
FirstCash, Inc.	58,295	4,456,070
Green Dot Corp., Class A*	78,709	3,687,517
LendingClub Corp.*	139,655	2,531,945
LendingTree, Inc.*	16,823	3,564,457
Navient Corp.	255,121	4,931,489
Nelnet, Inc., Class A	24,572	1,848,552
Oportun Financial Corp.*	30,428	609,473
PRA Group, Inc.*	65,734	2,528,787
PROG Holdings, Inc.	97,172	4,676,888
Regional Management Corp.	11,898	553,733
World Acceptance Corp. (x)*	6,719	1,076,652

		35,770,665

Diversified Financial Services (0.1%)
Alerus Financial Corp.	21,004	609,326
A-Mark Precious Metals, Inc.	12,635	587,528
Banco Latinoamericano de Comercio Exterior SA, Class E	37,965	583,522
Cannae Holdings, Inc.*	126,829	4,300,771
Marlin Business Services Corp.	14,851	338,009

		6,419,156

Insurance (1.7%)
Ambac Financial Group, Inc.*	65,861	1,031,383
American Equity Investment Life Holding Co.	123,582	3,994,170
American National Group, Inc.	10,789	1,602,706
AMERISAFE, Inc.	28,451	1,698,240
Argo Group International Holdings Ltd.	45,890	2,378,479
BRP Group, Inc., Class A*	66,809	1,780,460
Citizens, Inc. (x)*	76,281	403,526
CNO Financial Group, Inc.	190,095	4,490,044
Crawford & Co., Class A	28,875	261,896
Donegal Group, Inc., Class A	21,080	307,136
eHealth, Inc.*	35,341	2,063,914
Employers Holdings, Inc.	38,740	1,658,072
Enstar Group Ltd.*	19,914	4,757,853
Genworth Financial, Inc., Class A*	733,957	2,862,432
Goosehead Insurance, Inc., Class A	25,633	3,263,081
Greenlight Capital Re Ltd., Class A*	42,447	387,541
HCI Group, Inc. (x)	8,199	815,227
Heritage Insurance Holdings, Inc.	41,853	359,099
Horace Mann Educators Corp.	60,404	2,260,318
Independence Holding Co.	7,624	353,144
Investors Title Co.	1,998	348,911
James River Group Holdings Ltd.	48,091	1,804,374
Kinsale Capital Group, Inc.	31,131	5,129,455
Maiden Holdings Ltd.*	100,615	339,073
MBIA, Inc.*	69,398	763,378
MetroMile, Inc. (x)*	53,146	486,286
National Western Life Group, Inc., Class A	3,346	750,809
NI Holdings, Inc.*	13,917	264,562
Palomar Holdings, Inc.*	35,570	2,684,112
ProAssurance Corp.	77,800	1,769,950
ProSight Global, Inc.*	15,210	194,080
RLI Corp.	57,929	6,058,794
Safety Insurance Group, Inc.	20,954	1,640,279
Selective Insurance Group, Inc.	86,025	6,980,929
Selectquote, Inc.*	195,710	3,769,375
SiriusPoint Ltd.*	133,288	1,342,210
State Auto Financial Corp.	27,017	462,531
Stewart Information Services Corp.	38,633	2,190,105
Tiptree, Inc.	32,864	305,635
Trean Insurance Group, Inc.*	25,536	385,083
Trupanion, Inc.*	55,544	6,393,114
United Fire Group, Inc.	32,258	894,514
United Insurance Holdings Corp.	35,729	203,655
Universal Insurance Holdings, Inc.	41,866	581,100
Watford Holdings Ltd.*	26,358	922,266

		83,393,301

Mortgage Real Estate Investment Trusts (REITs) (1.1%)
AFC Gamma, Inc. (REIT) (x)	10,498	216,784
Apollo Commercial Real Estate Finance, Inc. (REIT)	203,126	3,239,860
Arbor Realty Trust, Inc. (REIT)	184,180	3,282,088
Ares Commercial Real Estate Corp. (REIT)	54,588	801,898
ARMOUR Residential REIT, Inc. (REIT)	93,755	1,070,682
Blackstone Mortgage Trust, Inc. (REIT), Class A (x)	200,450	6,392,350
BRIGHTSPIRE CAPITAL, Inc. (REIT) (x)	120,979	1,137,203
Broadmark Realty Capital, Inc. (REIT)	185,943	1,969,136
Capstead Mortgage Corp. (REIT)	131,210	805,629
Chimera Investment Corp. (REIT)	333,276	5,019,137
Dynex Capital, Inc. (REIT)	44,005	821,133
Ellington Financial, Inc. (REIT)	63,509	1,216,197
Granite Point Mortgage Trust, Inc. (REIT)	79,249	1,168,923
Great Ajax Corp. (REIT)	31,399	407,559
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (REIT) (x)	110,320	6,194,468
Invesco Mortgage Capital, Inc. (REIT) (x)	359,256	1,401,098
KKR Real Estate Finance Trust, Inc. (REIT)	46,784	1,011,938

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Ladder Capital Corp. (REIT)	165,815	$1,913,505
MFA Financial, Inc. (REIT)	640,851	2,941,506
New York Mortgage Trust, Inc. (REIT)	550,479	2,460,641
Orchid Island Capital, Inc. (REIT) (x)	131,584	682,921
PennyMac Mortgage Investment Trust (REIT)‡	141,859	2,987,551
Ready Capital Corp. (REIT)	78,930	1,252,619
Redwood Trust, Inc. (REIT)	163,625	1,974,954
TPG RE Finance Trust, Inc. (REIT)	84,858	1,141,340
Two Harbors Investment Corp. (REIT) (x)	396,457	2,997,215

		54,508,335

Thrifts & Mortgage Finance (1.4%)
Axos Financial, Inc.*	82,591	3,831,396
Bridgewater Bancshares, Inc.*	26,923	434,806
Capitol Federal Financial, Inc.	188,112	2,215,959
Columbia Financial, Inc.*	58,117	1,000,775
Essent Group Ltd.	160,274	7,204,316
Federal Agricultural Mortgage Corp., Class C	13,237	1,309,139
Finance of America Cos., Inc., Class A*	48,331	368,766
Flagstar Bancorp, Inc.	75,454	3,189,441
FS Bancorp, Inc.	5,775	411,584
Hingham Institution For Savings (The)	1,839	534,230
Home Bancorp, Inc.	11,503	438,379
Home Point Capital, Inc. (x)*	11,260	66,772
HomeStreet, Inc.	28,662	1,167,690
Kearny Financial Corp.	105,723	1,263,390
Luther Burbank Corp.	28,216	334,642
Merchants Bancorp	14,252	559,248
Meridian Bancorp, Inc.	70,837	1,449,325
Meta Financial Group, Inc.	46,296	2,343,966
Mr Cooper Group, Inc.*	102,687	3,394,832
NMI Holdings, Inc., Class A*	121,545	2,732,332
Northfield Bancorp, Inc.	66,228	1,086,139
Northwest Bancshares, Inc.	169,559	2,312,785
Ocwen Financial Corp. (x)*	11,826	366,369
PCSB Financial Corp.	19,645	356,950
PennyMac Financial Services, Inc.‡	51,127	3,155,558
Pioneer Bancorp, Inc.*	18,430	221,529
Premier Financial Corp.	56,975	1,618,660
Provident Bancorp, Inc.	25,488	415,709
Provident Financial Services, Inc.	108,194	2,476,561
Radian Group, Inc.	278,298	6,192,131
Southern Missouri Bancorp, Inc.	13,302	598,058
TrustCo Bank Corp.	26,075	896,458
Velocity Financial, Inc. (x)*	12,412	155,026
Walker & Dunlop, Inc.	42,095	4,393,876
Washington Federal, Inc.	104,477	3,320,279
Waterstone Financial, Inc.	33,466	657,942
WSFS Financial Corp.	68,052	3,170,543

		65,645,561

Total Financials		651,225,794

Health Care (18.9%)
Biotechnology (9.1%)
4D Molecular Therapeutics, Inc. (x)*	11,972	288,286
89bio, Inc. (x)*	11,852	221,632
ACADIA Pharmaceuticals, Inc.*	173,230	4,225,080
Adicet Bio, Inc.*	30,271	311,489
Adverum Biotechnologies, Inc. (x)*	121,536	425,376
Aeglea BioTherapeutics, Inc.*	67,802	471,902
Affimed NV*	155,271	1,319,804
Agenus, Inc.*	285,319	1,566,401
Agios Pharmaceuticals, Inc.*	89,166	4,913,938
Akebia Therapeutics, Inc. (x)*	220,383	835,252
Akero Therapeutics, Inc. (x)*	37,212	923,230
Akouos, Inc. (x)*	29,878	374,969
Albireo Pharma, Inc. (x)*	26,064	916,932
Aldeyra Therapeutics, Inc.*	70,243	795,853
Alector, Inc. (x)*	83,380	1,736,805
Aligos Therapeutics, Inc. (x)*	27,155	553,555
Alkermes plc*	232,178	5,693,005
Allakos, Inc.*	50,582	4,318,185
Allogene Therapeutics, Inc.*	98,416	2,566,689
Allovir, Inc. (x)*	45,553	899,216
Alpine Immune Sciences, Inc. (x)*	16,811	151,299
Altimmune, Inc. (x)*	47,034	463,285
ALX Oncology Holdings, Inc. (x)*	26,845	1,467,885
Amicus Therapeutics, Inc.*	382,595	3,688,216
AnaptysBio, Inc.*	29,625	768,176
Anavex Life Sciences Corp. (x)*	89,859	2,054,177
Anika Therapeutics, Inc.*	20,888	904,242
Annexon, Inc. (x)*	41,038	923,765
Apellis Pharmaceuticals, Inc.*	94,002	5,940,926
Applied Molecular Transport, Inc. (x)*	34,161	1,562,524
Applied Therapeutics, Inc. (x)*	25,634	532,675
AquaBounty Technologies, Inc. (x)*	75,956	407,124
Arbutus Biopharma Corp.*	113,038	342,505
Arcturus Therapeutics Holdings, Inc. (x)*	30,988	1,048,634
Arcus Biosciences, Inc.*	64,862	1,781,111
Arcutis Biotherapeutics, Inc.*	40,033	1,092,501
Ardelyx, Inc. (x)*	123,172	933,644
Arena Pharmaceuticals, Inc.*	87,440	5,963,408
Arrowhead Pharmaceuticals, Inc.*	146,709	12,150,439
Atara Biotherapeutics, Inc.*	113,306	1,761,908
Athenex, Inc. (x)*	113,172	522,855
Athersys, Inc. (x)*	280,495	403,913
Atossa Therapeutics, Inc. (x)*	169,320	1,070,102
Atreca, Inc., Class A (x)*	47,181	401,982
Avid Bioservices, Inc.*	87,407	2,241,990
Avidity Biosciences, Inc. (x)*	46,915	1,159,270
Avita Medical, Inc. (x)*	34,553	709,028
Avrobio, Inc.*	52,923	470,485
Beam Therapeutics, Inc. (x)*	67,998	8,752,023
Beyondspring, Inc. (x)*	27,918	291,464
BioAtla, Inc. (x)*	17,819	755,169
BioCryst Pharmaceuticals, Inc. (x)*	258,247	4,082,885

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Biohaven Pharmaceutical Holding Co. Ltd.*	78,197	$7,591,365
Biomea Fusion, Inc. (x)*	12,489	194,953
Bioxcel Therapeutics, Inc. (x)*	20,965	609,243
Black Diamond Therapeutics, Inc. (x)*	26,639	324,729
Bluebird Bio, Inc.*	97,759	3,126,333
Blueprint Medicines Corp.*	83,458	7,340,966
Bolt Biotherapeutics, Inc. (x)*	19,515	301,702
Bridgebio Pharma, Inc. (x)*	155,760	9,495,130
Brooklyn ImmunoTherapeutics, Inc. (x)*	34,455	620,535
C4 Therapeutics, Inc. (x)*	49,844	1,886,097
Cardiff Oncology, Inc.*	52,332	348,008
CareDx, Inc.*	72,429	6,628,702
Catalyst Pharmaceuticals, Inc.*	130,638	751,168
Celcuity, Inc. (x)*	11,536	276,864
Celldex Therapeutics, Inc.*	56,747	1,897,620
CEL-SCI Corp. (x)*	54,267	471,038
Cerevel Therapeutics Holdings, Inc.*	51,035	1,307,517
ChemoCentryx, Inc.*	74,110	992,333
Chimerix, Inc.*	105,654	845,232
Chinook Therapeutics, Inc.*	45,518	642,714
Clene, Inc. (x)*	33,118	372,246
Clovis Oncology, Inc. (x)*	144,169	836,180
Codiak Biosciences, Inc.*	22,726	421,113
Cogent Biosciences, Inc. (x)*	53,777	436,131
Coherus Biosciences, Inc.*	94,053	1,300,753
Constellation Pharmaceuticals, Inc.*	52,504	1,774,635
Cortexyme, Inc. (x)*	28,874	1,530,322
Crinetics Pharmaceuticals, Inc.*	52,792	995,129
Cue Biopharma, Inc.*	45,444	529,423
Cullinan Oncology, Inc. (x)*	20,194	519,996
Curis, Inc. (x)*	125,347	1,011,550
Cytokinetics, Inc.*	102,112	2,020,796
CytomX Therapeutics, Inc.*	94,781	599,964
Deciphera Pharmaceuticals, Inc.*	59,392	2,174,341
Denali Therapeutics, Inc.*	131,680	10,328,979
DermTech, Inc. (x)*	34,310	1,426,267
Design Therapeutics, Inc.*	19,505	387,954
Dicerna Pharmaceuticals, Inc.*	99,472	3,712,295
Dynavax Technologies Corp. (x)*	154,170	1,518,574
Dyne Therapeutics, Inc.*	43,465	914,504
Eagle Pharmaceuticals, Inc.*	16,814	719,639
Editas Medicine, Inc.*	99,242	5,621,067
Eiger BioPharmaceuticals, Inc.*	48,550	413,646
Emergent BioSolutions, Inc.*	70,908	4,466,495
Enanta Pharmaceuticals, Inc.*	29,762	1,309,826
Epizyme, Inc.*	129,948	1,079,868
Esperion Therapeutics, Inc. (x)*	41,108	869,434
Evelo Biosciences, Inc. (x)*	43,956	603,955
Fate Therapeutics, Inc.*	114,800	9,963,492
FibroGen, Inc.*	125,064	3,330,454
Finch Therapeutics Group, Inc. (x)*	10,954	154,123
Flexion Therapeutics, Inc. (x)*	64,069	527,288
Foghorn Therapeutics, Inc. (x)*	28,310	302,068
Forma Therapeutics Holdings, Inc.*	46,508	1,157,584
Forte Biosciences, Inc.*	16,328	548,947
Fortress Biotech, Inc. (x)*	109,682	391,565
Frequency Therapeutics, Inc. (x)*	37,976	378,241
G1 Therapeutics, Inc. (x)*	56,742	1,244,919
Gemini Therapeutics, Inc. (x)*	31,705	205,131
Generation Bio Co.*	63,416	1,705,890
Geron Corp. (x)*	409,212	576,989
Global Blood Therapeutics, Inc.*	86,622	3,033,502
Gossamer Bio, Inc. (x)*	89,992	730,735
Greenwich Lifesciences, Inc. (x)*	5,841	262,495
Gritstone bio, Inc. (x)*	58,441	533,566
GT Biopharma, Inc. (x)*	34,513	534,952
Halozyme Therapeutics, Inc.*	203,978	9,262,641
Harpoon Therapeutics, Inc.*	20,644	286,332
Heron Therapeutics, Inc. (x)*	133,715	2,075,257
Homology Medicines, Inc.*	54,739	397,953
Hookipa Pharma, Inc.*	26,012	238,270
Humanigen, Inc. (x)*	64,913	1,128,188
iBio, Inc. (x)*	329,363	497,338
Ideaya Biosciences, Inc. (x)*	40,623	852,677
IGM Biosciences, Inc. (x)*	11,671	971,027
Immunic, Inc.*	22,448	275,212
ImmunityBio, Inc. (x)*	96,798	1,382,275
ImmunoGen, Inc.*	277,547	1,829,035
Immunovant, Inc.*	60,654	641,113
Infinity Pharmaceuticals, Inc. (x)*	126,689	378,800
Inhibrx, Inc. (x)*	40,401	1,111,836
Inovio Pharmaceuticals, Inc. (x)*	299,253	2,774,075
Inozyme Pharma, Inc. (x)*	18,509	315,393
Insmed, Inc.*	151,590	4,314,251
Instil Bio, Inc. (x)*	25,227	487,386
Intellia Therapeutics, Inc.*	92,459	14,970,037
Intercept Pharmaceuticals, Inc.*	40,567	810,123
Invitae Corp. (x)*	290,039	9,783,015
Ironwood Pharmaceuticals, Inc.*	210,262	2,706,072
iTeos Therapeutics, Inc.*	30,368	778,939
IVERIC bio, Inc.*	131,091	827,184
Jounce Therapeutics, Inc.*	47,712	324,442
Kadmon Holdings, Inc.*	234,933	909,191
KalVista Pharmaceuticals, Inc.*	29,319	702,483
Karuna Therapeutics, Inc.*	32,134	3,662,955
Karyopharm Therapeutics, Inc. (x)*	112,523	1,161,237
Keros Therapeutics, Inc.*	22,585	959,185
Kezar Life Sciences, Inc.*	45,152	245,175
Kiniksa Pharmaceuticals Ltd., Class A (x)*	41,394	576,618
Kinnate Biopharma, Inc. (x)*	20,793	484,061
Kodiak Sciences, Inc.*	49,166	4,572,438
Kronos Bio, Inc. (x)*	56,184	1,345,607
Krystal Biotech, Inc.*	25,956	1,765,008
Kura Oncology, Inc.*	96,319	2,008,251
Kymera Therapeutics, Inc. (x)*	41,839	2,029,191

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Lexicon Pharmaceuticals, Inc. (x)*	98,251	$450,972
Ligand Pharmaceuticals, Inc. (x)*	21,833	2,864,271
Lineage Cell Therapeutics, Inc. (x)*	175,508	500,198
MacroGenics, Inc.*	85,378	2,293,253
Madrigal Pharmaceuticals, Inc.*	16,432	1,600,641
Magenta Therapeutics, Inc.*	33,599	328,598
MannKind Corp. (x)*	335,684	1,829,478
MEI Pharma, Inc. (x)*	141,296	402,694
MeiraGTx Holdings plc*	36,710	569,005
Mersana Therapeutics, Inc.*	99,671	1,353,532
MiMedx Group, Inc.*	160,778	2,011,333
Mirum Pharmaceuticals, Inc.*	8,731	150,959
Molecular Templates, Inc. (x)*	40,745	318,626
Morphic Holding, Inc.*	30,008	1,722,159
Mustang Bio, Inc.*	100,729	334,420
Myriad Genetics, Inc.*	109,548	3,349,978
Neoleukin Therapeutics, Inc.*	40,931	377,793
NexImmune, Inc. (x)*	9,850	160,752
Nkarta, Inc. (x)*	20,419	647,078
Nurix Therapeutics, Inc. (x)*	45,329	1,202,578
Ocugen, Inc. (x)*	267,261	2,146,106
Olema Pharmaceuticals, Inc. (x)*	18,665	522,247
Oncocyte Corp.*	109,677	629,546
Oncorus, Inc. (x)*	29,559	407,914
Oncternal Therapeutics, Inc.*	64,051	304,242
OPKO Health, Inc. (x)*	568,980	2,304,369
Organogenesis Holdings, Inc.*	55,202	917,457
ORIC Pharmaceuticals, Inc. (x)*	42,709	755,522
Outlook Therapeutics, Inc.*	126,751	315,610
Oyster Point Pharma, Inc. (x)*	16,081	276,432
Passage Bio, Inc.*	53,677	710,683
PMV Pharmaceuticals, Inc.*	37,964	1,296,850
Portage Biotech, Inc. (x)*	5,218	109,369
Poseida Therapeutics, Inc. (x)*	50,950	510,519
Praxis Precision Medicines, Inc. (x)*	35,298	645,247
Precigen, Inc. (x)*	137,273	895,020
Precision BioSciences, Inc.*	74,273	929,898
Prelude Therapeutics, Inc. (x)*	15,061	431,196
Prometheus Biosciences, Inc. (x)*	16,359	401,777
Protagonist Therapeutics, Inc.*	59,834	2,685,350
Prothena Corp. plc*	47,342	2,433,852
PTC Therapeutics, Inc.*	100,527	4,249,276
Puma Biotechnology, Inc.*	48,950	449,361
Radius Health, Inc.*	66,220	1,207,853
RAPT Therapeutics, Inc.*	26,008	826,794
Recursion Pharmaceuticals, Inc., Class A*	30,579	1,116,134
REGENXBIO, Inc.*	55,383	2,151,630
Relay Therapeutics, Inc.*	84,730	3,100,271
Replimune Group, Inc.*	38,747	1,488,660
REVOLUTION Medicines, Inc.*	85,964	2,728,497
Rhythm Pharmaceuticals, Inc.*	63,757	1,248,362
Rigel Pharmaceuticals, Inc.*	237,341	1,030,060
Rocket Pharmaceuticals, Inc.*	57,493	2,546,365
Rubius Therapeutics, Inc. (x)*	65,255	1,592,875
Sana Biotechnology, Inc.*	38,858	763,948
Sangamo Therapeutics, Inc.*	177,189	2,120,952
Scholar Rock Holding Corp. (x)*	39,358	1,137,446
Selecta Biosciences, Inc.*	129,279	540,386
Sensei Biotherapeutics, Inc. (x)*	11,725	114,436
Seres Therapeutics, Inc. (x)*	100,733	2,402,482
Sesen Bio, Inc.*	247,426	1,143,108
Shattuck Labs, Inc. (x)*	38,500	1,116,115
Sigilon Therapeutics, Inc.*	11,879	127,462
Silverback Therapeutics, Inc. (x)*	19,515	602,818
Solid Biosciences, Inc.*	86,298	315,851
Sorrento Therapeutics, Inc. (x)*	394,588	3,823,558
Spectrum Pharmaceuticals, Inc.*	212,619	797,321
Spero Therapeutics, Inc. (x)*	31,462	439,210
SpringWorks Therapeutics, Inc.*	42,257	3,482,399
Spruce Biosciences, Inc. (x)*	9,956	111,607
SQZ Biotechnologies Co. (x)*	32,950	476,127
Stoke Therapeutics, Inc. (x)*	27,627	929,925
Summit Therapeutics, Inc. (x)*	32,532	242,689
Surface Oncology, Inc.*	48,156	359,244
Sutro Biopharma, Inc.*	62,756	1,166,634
Syndax Pharmaceuticals, Inc.*	65,078	1,117,389
Syros Pharmaceuticals, Inc. (x)*	69,840	380,628
Talaris Therapeutics, Inc.*	12,891	189,369
Taysha Gene Therapies, Inc. (x)*	32,219	683,043
TCR2 Therapeutics, Inc.*	40,517	664,884
TG Therapeutics, Inc.*	183,310	7,110,595
Tonix Pharmaceuticals Holding Corp. (x)*	472,816	524,826
Translate Bio, Inc.*	97,024	2,672,041
Travere Therapeutics, Inc.*	85,143	1,242,236
Trevena, Inc. (x)*	236,687	400,001
Trillium Therapeutics, Inc. (x)*	141,575	1,373,278
Turning Point Therapeutics, Inc.*	66,552	5,192,387
Twist Bioscience Corp.*	68,336	9,105,772
UroGen Pharma Ltd. (x)*	32,595	497,726
Vanda Pharmaceuticals, Inc.*	80,890	1,739,944
Vaxart, Inc. (x)*	172,892	1,294,961
Vaxcyte, Inc. (x)*	57,529	1,294,978
VBI Vaccines, Inc. (x)*	269,493	902,802
Veracyte, Inc.*	98,370	3,932,833
Verastem, Inc.*	245,632	999,722
Vericel Corp. (x)*	67,293	3,532,883
Viking Therapeutics, Inc. (x)*	99,006	593,046
Vir Biotechnology, Inc.*	87,005	4,113,596
Viracta Therapeutics, Inc. (x)*	52,471	595,021
VistaGen Therapeutics, Inc. (x)*	276,890	872,203
Vor BioPharma, Inc. (x)*	17,556	327,419
Werewolf Therapeutics, Inc. (x)*	10,954	191,038
XBiotech, Inc. (x)*	24,360	403,402
Xencor, Inc.*	81,828	2,822,248
XOMA Corp. (x)*	9,360	318,240
Y-mAbs Therapeutics, Inc.*	50,581	1,709,638
Zentalis Pharmaceuticals, Inc.*	48,122	2,560,090
ZIOPHARM Oncology, Inc. (x)*	322,792	852,171

		445,384,542

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Health Care Equipment & Supplies (3.3%)
Accelerate Diagnostics, Inc. (x)*	42,364	$341,454
Accuray, Inc.*	152,649	689,973
Acutus Medical, Inc.*	17,649	299,680
Alphatec Holdings, Inc.*	99,630	1,526,332
AngioDynamics, Inc.*	53,562	1,453,137
Apyx Medical Corp. (x)*	51,444	530,388
Asensus Surgical, Inc. (x)*	338,653	1,073,530
Aspira Women’s Health, Inc. (x)*	105,220	591,336
AtriCure, Inc.*	64,841	5,143,837
Atrion Corp.	2,188	1,358,595
Avanos Medical, Inc.*	70,471	2,563,030
Axogen, Inc.*	57,208	1,236,265
Axonics, Inc.*	60,246	3,820,199
BioLife Solutions, Inc.*	35,331	1,572,583
Bioventus, Inc., Class A (x)*	11,806	207,786
Butterfly Network, Inc.*	47,035	681,067
Cardiovascular Systems, Inc.*	56,876	2,425,761
Cerus Corp.*	236,340	1,396,769
ClearPoint Neuro, Inc.*	27,234	519,897
CONMED Corp.	42,031	5,776,320
CryoLife, Inc.*	55,032	1,562,909
CryoPort, Inc. (x)*	58,549	3,694,442
Cutera, Inc.*	25,456	1,248,108
CytoSorbents Corp.*	63,211	477,243
DarioHealth Corp. (x)*	19,511	416,755
Eargo, Inc. (x)*	27,939	1,115,045
Glaukos Corp.*	63,964	5,426,066
Haemonetics Corp.*	73,022	4,866,186
Heska Corp.*	13,867	3,185,666
Inari Medical, Inc.*	49,199	4,589,283
Inogen, Inc.*	28,350	1,847,569
Integer Holdings Corp.*	47,550	4,479,210
Intersect ENT, Inc.*	46,268	790,720
Invacare Corp.*	54,656	441,074
iRadimed Corp.*	9,057	266,366
iRhythm Technologies, Inc.*	43,351	2,876,339
Lantheus Holdings, Inc.*	97,500	2,694,900
LeMaitre Vascular, Inc.	26,068	1,590,669
LivaNova plc*	71,111	5,981,146
Meridian Bioscience, Inc.*	61,739	1,369,371
Merit Medical Systems, Inc.*	74,298	4,804,109
Mesa Laboratories, Inc. (x)	7,288	1,976,287
Misonix, Inc.*	18,492	410,153
Natus Medical, Inc.*	48,823	1,268,422
Neogen Corp.*	155,824	7,174,137
Neuronetics, Inc.*	36,149	579,107
NeuroPace, Inc.*	10,079	239,779
Nevro Corp.*	50,077	8,302,266
NuVasive, Inc.*	74,983	5,082,348
OraSure Technologies, Inc.*	109,391	1,109,225
Ortho Clinical Diagnostics Holdings plc*	128,081	2,742,214
Orthofix Medical, Inc.*	27,182	1,090,270
OrthoPediatrics Corp.*	20,705	1,308,142
Outset Medical, Inc.*	66,216	3,309,476
PAVmed, Inc. (x)*	96,061	614,790
Pulmonx Corp. (x)*	36,758	1,621,763
Pulse Biosciences, Inc. (x)*	21,423	351,337
Quotient Ltd.*	117,103	426,255
Retractable Technologies, Inc. (x)*	18,567	214,635
SeaSpine Holdings Corp.*	45,956	942,558
Senseonics Holdings, Inc. (x)*	601,223	2,308,696
Shockwave Medical, Inc.*	48,839	9,266,223
SI-BONE, Inc.*	43,859	1,380,243
Sientra, Inc.*	83,162	661,970
Silk Road Medical, Inc.*	49,095	2,349,687
Soliton, Inc. (x)*	13,415	301,703
STAAR Surgical Co.*	68,055	10,378,387
Stereotaxis, Inc. (x)*	68,021	655,722
Surmodics, Inc.*	19,179	1,040,461
Tactile Systems Technology, Inc.*	28,260	1,469,520
Talis Biomedical Corp. (x)*	20,365	224,626
TransMedics Group, Inc.*	38,973	1,293,124
Treace Medical Concepts, Inc.*	15,828	494,783
Utah Medical Products, Inc.	5,254	446,800
Vapotherm, Inc. (x)*	30,188	713,644
Varex Imaging Corp.*	57,467	1,541,265
ViewRay, Inc.*	197,185	1,301,421
Zynex, Inc. (x)*	31,220	484,847

		162,007,401

Health Care Providers & Services (2.8%)
1Life Healthcare, Inc.*	168,766	5,579,404
Accolade, Inc.*	72,862	3,957,135
AdaptHealth Corp.*	111,285	3,050,322
Addus HomeCare Corp.*	22,632	1,974,416
Agiliti, Inc.*	32,716	715,499
Alignment Healthcare, Inc. (x)*	38,123	890,934
AMN Healthcare Services, Inc.*	68,239	6,617,818
Apollo Medical Holdings, Inc.*	52,496	3,297,274
Apria, Inc.*	11,650	326,200
Aveanna Healthcare Holdings, Inc.*	55,852	690,889
Biodesix, Inc. (x)*	17,776	234,821
Brookdale Senior Living, Inc.*	267,879	2,116,244
Castle Biosciences, Inc.*	30,837	2,261,277
Community Health Systems, Inc.*	179,853	2,776,930
CorVel Corp.*	12,203	1,638,863
Covetrus, Inc.*	149,805	4,044,735
Cross Country Healthcare, Inc.*	55,088	909,503
Ensign Group, Inc. (The)	76,063	6,592,380
Exagen, Inc.*	15,681	235,058
Fulgent Genetics, Inc. (x)*	29,369	2,708,703
Hanger, Inc.*	54,234	1,371,036
HealthEquity, Inc.*	118,408	9,529,476
InfuSystem Holdings, Inc.*	22,507	467,921
Innovage Holding Corp.*	26,530	565,354
Joint Corp. (The)*	19,805	1,662,036
LHC Group, Inc.*	44,209	8,853,294
Magellan Health, Inc.*	32,967	3,105,491
MEDNAX, Inc.*	109,395	3,298,259
ModivCare, Inc.*	18,222	3,099,016
National HealthCare Corp.	18,476	1,291,472
National Research Corp.	20,978	962,890
Ontrak, Inc.*	13,785	447,737
Option Care Health, Inc.*	160,126	3,501,956
Owens & Minor, Inc.	104,995	4,444,438

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Patterson Cos., Inc.	126,125	$3,832,939
Pennant Group, Inc. (The)*	37,099	1,517,349
PetIQ, Inc. (x)*	38,211	1,474,945
Privia Health Group, Inc.*	28,377	1,259,087
Progyny, Inc.*	91,311	5,387,349
R1 RCM, Inc.*	185,937	4,135,239
RadNet, Inc.*	62,521	2,106,332
Select Medical Holdings Corp.	161,642	6,830,991
Sharps Compliance Corp.*	21,969	226,281
SOC Telemed, Inc. (x)*	59,251	337,138
Surgery Partners, Inc.*	45,877	3,056,326
Tenet Healthcare Corp.*	153,735	10,298,708
Tivity Health, Inc.*	66,669	1,754,061
Triple-S Management Corp., Class B*	34,889	776,978
US Physical Therapy, Inc.	18,500	2,143,595
Viemed Healthcare, Inc.*	51,644	369,255

		138,725,354

Health Care Technology (1.2%)
Allscripts Healthcare Solutions, Inc.*	202,580	3,749,756
American Well Corp., Class A*	281,778	3,544,767
Castlight Health, Inc., Class B*	172,843	454,577
Computer Programs and Systems, Inc.	20,626	685,402
Evolent Health, Inc., Class A*	112,188	2,369,411
Forian, Inc. (x)*	26,267	330,176
Health Catalyst, Inc.*	64,707	3,591,886
HealthStream, Inc.*	34,786	971,921
iCAD, Inc.*	31,685	548,467
Inovalon Holdings, Inc., Class A*	109,646	3,736,736
Inspire Medical Systems, Inc.*	38,927	7,523,032
Multiplan Corp. (x)*	577,668	5,499,399
NantHealth, Inc. (x)*	51,195	118,772
NextGen Healthcare, Inc.*	85,878	1,424,716
Omnicell, Inc.*	62,278	9,432,003
OptimizeRx Corp.*	24,134	1,493,895
Phreesia, Inc.*	55,174	3,382,166
Schrodinger, Inc.*	65,591	4,959,336
Simulations Plus, Inc. (x)	22,231	1,220,704
Tabula Rasa HealthCare, Inc. (x)*	31,116	1,555,800
Vocera Communications, Inc.*	47,778	1,903,953

		58,496,875

Life Sciences Tools & Services (1.0%)
Akoya Biosciences, Inc.*	11,053	213,765
Berkeley Lights, Inc.*	69,399	3,109,769
Bionano Genomics, Inc. (x)*	407,125	2,984,226
ChromaDex Corp. (x)*	58,224	574,089
Codexis, Inc.*	88,261	1,999,994
Fluidigm Corp. (x)*	120,621	743,025
Harvard Bioscience, Inc.*	45,464	378,715
Inotiv, Inc.*	18,744	500,090
Luminex Corp.	66,167	2,434,945
Medpace Holdings, Inc.*	41,581	7,344,452
NanoString Technologies, Inc.*	66,009	4,276,723
NeoGenomics, Inc.*	163,551	7,387,599
Pacific Biosciences of California, Inc.*	281,466	9,842,866
Personalis, Inc.*	51,529	1,303,684
Quanterix Corp.*	44,665	2,620,049
Seer, Inc. (x)*	22,279	730,306

		46,444,297

Pharmaceuticals (1.5%)
9 Meters Biopharma, Inc.*	307,588	338,347
Aclaris Therapeutics, Inc.*	62,837	1,103,418
Aerie Pharmaceuticals, Inc.*	61,269	980,917
Amneal Pharmaceuticals, Inc.*	152,621	781,420
Amphastar Pharmaceuticals, Inc.*	56,070	1,130,371
Ampio Pharmaceuticals, Inc.*	275,295	459,743
Angion Biomedica Corp. (x)*	8,932	116,295
ANI Pharmaceuticals, Inc.*	14,479	507,489
Antares Pharma, Inc.*	237,353	1,034,859
Arvinas, Inc.*	63,173	4,864,321
Atea Pharmaceuticals, Inc. (x)*	93,475	2,007,843
Athira Pharma, Inc. (x)*	46,677	477,972
Axsome Therapeutics, Inc.*	40,214	2,712,836
BioDelivery Sciences International, Inc.*	142,864	511,453
Cara Therapeutics, Inc.*	60,255	859,839
Cassava Sciences, Inc. (x)*	55,376	4,731,325
Cerecor, Inc.*	75,253	246,077
Citius Pharmaceuticals, Inc. (x)*	164,349	571,935
Collegium Pharmaceutical, Inc.*	48,175	1,138,857
Corcept Therapeutics, Inc.*	139,930	3,078,460
CorMedix, Inc. (x)*	42,439	291,132
Cymabay Therapeutics, Inc. (x)*	83,720	365,019
Durect Corp. (x)*	325,718	530,920
Edgewise Therapeutics, Inc. (x)*	17,857	380,890
Endo International plc*	335,441	1,569,864
Evolus, Inc. (x)*	46,685	590,565
EyePoint Pharmaceuticals, Inc. (x)*	30,579	274,905
Fulcrum Therapeutics, Inc.*	26,241	275,006
Harmony Biosciences Holdings, Inc.*	32,352	913,297
Ikena Oncology, Inc. (x)*	13,123	184,247
Innoviva, Inc.*	96,720	1,297,015
Intra-Cellular Therapies, Inc.*	101,663	4,149,884
Kala Pharmaceuticals, Inc. (x)*	53,965	286,014
Kaleido Biosciences, Inc. (x)*	19,009	141,427
KemPharm, Inc. (x)*	41,363	530,274
Landos Biopharma, Inc. (x)*	9,709	112,139
Marinus Pharmaceuticals, Inc. (x)*	53,457	959,019
Mind Medicine MindMed, Inc. (x)*	466,146	1,608,204
NGM Biopharmaceuticals, Inc.*	45,602	899,271
Nuvation Bio, Inc.*	51,267	477,296
Ocular Therapeutix, Inc.*	109,674	1,555,177
Omeros Corp. (x)*	91,884	1,363,559
Oramed Pharmaceuticals, Inc. (x)*	38,662	517,298
Pacira BioSciences, Inc.*	63,771	3,869,624
Paratek Pharmaceuticals, Inc. (x)*	67,112	457,704
Phathom Pharmaceuticals, Inc.*	29,312	992,211

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Phibro Animal Health Corp., Class A	27,692	$799,745
Pliant Therapeutics, Inc. (x)*	36,960	1,076,275
Prestige Consumer Healthcare, Inc.*	72,494	3,776,937
Provention Bio, Inc. (x)*	73,306	617,970
Rain Therapeutics, Inc.*	10,739	166,884
Reata Pharmaceuticals, Inc., Class A*	39,736	5,623,836
Relmada Therapeutics, Inc.*	19,844	635,206
Revance Therapeutics, Inc.*	101,595	3,011,276
Seelos Therapeutics, Inc. (x)*	109,725	289,674
SIGA Technologies, Inc.*	85,148	534,729
Supernus Pharmaceuticals, Inc.*	72,582	2,234,800
Tarsus Pharmaceuticals, Inc. (x)*	9,347	270,876
Terns Pharmaceuticals, Inc. (x)*	13,398	164,259
TherapeuticsMD, Inc. (x)*	518,968	617,572
Theravance Biopharma, Inc. (x)*	77,160	1,120,363
Verrica Pharmaceuticals, Inc. (x)*	21,537	243,368
WaVe Life Sciences Ltd.*	39,415	262,504
Zogenix, Inc.*	80,738	1,395,153

		75,087,165

Total Health Care		926,145,634

Industrials (12.8%)
Aerospace & Defense (0.7%)
AAR Corp.*	49,228	1,907,585
Aerojet Rocketdyne Holdings, Inc.	107,989	5,214,789
AeroVironment, Inc.*	32,205	3,225,331
AerSale Corp. (x)*	13,082	163,002
Astronics Corp.*	37,008	648,010
Byrna Technologies, Inc. (x)*	15,342	348,570
Ducommun, Inc.*	14,893	812,562
Kaman Corp.	40,874	2,060,050
Kratos Defense & Security Solutions, Inc.*	181,621	5,174,382
Maxar Technologies, Inc.	103,817	4,144,375
Moog, Inc., Class A	41,898	3,521,946
National Presto Industries, Inc.	7,847	797,648
PAE, Inc. (x)*	90,897	808,983
Park Aerospace Corp.	30,279	451,157
Parsons Corp.*	38,100	1,499,616
Triumph Group, Inc.*	74,662	1,549,236
Vectrus, Inc.*	15,226	724,605

		33,051,847

Air Freight & Logistics (0.3%)
Air Transport Services Group, Inc.*	85,427	1,984,469
Atlas Air Worldwide Holdings, Inc.*	41,673	2,838,348
Echo Global Logistics, Inc.*	39,606	1,217,488
Forward Air Corp.	39,350	3,531,663
Hub Group, Inc., Class A*	47,276	3,119,271
Radiant Logistics, Inc.*	64,825	449,237

		13,140,476

Airlines (0.3%)
Allegiant Travel Co.*	21,937	4,255,778
Frontier Group Holdings, Inc.*	50,395	858,731
Hawaiian Holdings, Inc.*	70,679	1,722,447
Mesa Air Group, Inc.*	41,218	384,564
SkyWest, Inc.*	72,093	3,105,045
Spirit Airlines, Inc.*	142,334	4,332,647
Sun Country Airlines Holdings, Inc.*	25,097	928,840

		15,588,052

Building Products (1.0%)
AAON, Inc.	61,036	3,820,243
American Woodmark Corp.*	24,585	2,008,349
Apogee Enterprises, Inc.	36,625	1,491,736
Caesarstone Ltd.	30,869	455,626
Cornerstone Building Brands, Inc.*	79,250	1,440,765
CSW Industrials, Inc.	19,807	2,346,337
Gibraltar Industries, Inc.*	48,593	3,708,132
Griffon Corp.	70,116	1,797,073
Insteel Industries, Inc.	26,983	867,503
JELD-WEN Holding, Inc.*	118,390	3,108,921
Masonite International Corp.*	35,529	3,971,787
PGT Innovations, Inc.*	81,736	1,898,727
Quanex Building Products Corp.	47,071	1,169,244
Resideo Technologies, Inc.*	209,300	6,279,000
Simpson Manufacturing Co., Inc.	63,068	6,965,230
UFP Industries, Inc.	87,164	6,479,772
View, Inc. (x)*	122,651	1,040,081

		48,848,526

Commercial Services & Supplies (1.6%)
ABM Industries, Inc.	97,540	4,325,899
ACCO Brands Corp.	132,033	1,139,445
Brady Corp., Class A	68,809	3,856,056
BrightView Holdings, Inc.*	59,586	960,526
Brink’s Co. (The)	70,445	5,412,994
Casella Waste Systems, Inc., Class A*	71,219	4,517,421
CECO Environmental Corp.*	47,659	341,238
Cimpress plc*	25,395	2,753,072
CompX International, Inc.	2,589	53,774
CoreCivic, Inc. (REIT)*	173,628	1,817,885
Covanta Holding Corp.	173,412	3,053,785
Deluxe Corp.	63,094	3,014,000
Ennis, Inc.	34,666	746,012
Harsco Corp.*	116,051	2,369,761
Healthcare Services Group, Inc.	109,723	3,463,955
Heritage-Crystal Clean, Inc.*	23,958	711,073
Herman Miller, Inc.	85,601	4,035,231
HNI Corp.	63,011	2,770,594
Interface, Inc.	84,141	1,287,357
KAR Auction Services, Inc.*	180,133	3,161,334
Kimball International, Inc., Class B	54,003	710,140
Knoll, Inc.	68,908	1,790,919
Matthews International Corp., Class A	46,140	1,659,194

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Montrose Environmental Group, Inc.*	33,032	$1,772,497
NL Industries, Inc.	13,377	86,951
Pitney Bowes, Inc.	258,989	2,271,334
RR Donnelley & Sons Co.*	102,559	644,071
SP Plus Corp.*	32,096	981,817
Steelcase, Inc., Class A	124,033	1,874,139
Team, Inc.*	38,144	255,565
Tetra Tech, Inc.	78,063	9,526,809
UniFirst Corp. (x)	21,832	5,122,661
US Ecology, Inc.*	45,593	1,710,649
Viad Corp.*	28,346	1,413,048
VSE Corp.	15,320	758,493

		80,369,699

Construction & Engineering (1.2%)
Ameresco, Inc., Class A*	44,727	2,805,278
API Group Corp. (m)*	261,119	5,454,776
Arcosa, Inc.	71,589	4,205,138
Argan, Inc.	22,678	1,083,782
Comfort Systems USA, Inc.	51,610	4,066,352
Concrete Pumping Holdings, Inc.*	39,989	338,707
Construction Partners, Inc., Class A*	41,227	1,294,528
Dycom Industries, Inc.*	43,261	3,224,242
EMCOR Group, Inc.	78,312	9,647,255
Fluor Corp.*	208,858	3,696,787
Granite Construction, Inc.	66,229	2,750,490
Great Lakes Dredge & Dock Corp.*	99,958	1,460,386
HC2 Holdings, Inc.*	82,068	326,631
IES Holdings, Inc.*	12,337	633,628
Infrastructure and Energy Alternatives, Inc.*	30,256	389,092
Matrix Service Co.*	30,180	316,890
MYR Group, Inc.*	23,900	2,172,988
Northwest Pipe Co.*	14,296	403,862
NV5 Global, Inc.*	18,540	1,752,215
Primoris Services Corp.	73,842	2,173,170
Sterling Construction Co., Inc.*	42,550	1,026,732
Tutor Perini Corp.*	58,398	808,812
WillScot Mobile Mini Holdings Corp.*	259,600	7,235,052

		57,266,793

Electrical Equipment (0.9%)
Advent Technologies Holdings, Inc. (x)*	24,711	238,214
Allied Motion Technologies, Inc.	13,795	476,341
American Superconductor Corp.*	34,012	591,469
Array Technologies, Inc.*	184,877	2,884,081
Atkore, Inc.*	68,023	4,829,633
AZZ, Inc.	35,977	1,862,889
Babcock & Wilcox Enterprises, Inc.*	80,341	633,087
Beam Global (x)*	12,727	487,571
Bloom Energy Corp., Class A (x)*	201,564	5,416,025
Encore Wire Corp.	27,738	2,102,263
EnerSys	62,590	6,116,921
Eos Energy Enterprises, Inc.*	25,424	456,615
FTC Solar, Inc. (x)*	27,532	366,451
FuelCell Energy, Inc. (x)*	473,275	4,212,148
GrafTech International Ltd.	246,757	2,867,316
Powell Industries, Inc.	14,643	453,201
Preformed Line Products Co.	5,099	378,346
Romeo Power, Inc. (x)*	60,516	492,600
Stem, Inc. (x)*	90,658	3,264,595
Thermon Group Holdings, Inc.*	50,389	858,629
TPI Composites, Inc.*	51,701	2,503,362
Vicor Corp.*	29,680	3,138,363

		44,630,120

Industrial Conglomerates (0.1%)
Raven Industries, Inc.	52,275	3,024,109

Machinery (3.5%)
AgEagle Aerial Systems, Inc. (x)*	96,598	509,071
Alamo Group, Inc.	14,394	2,197,676
Albany International Corp., Class A	44,544	3,975,997
Altra Industrial Motion Corp.	93,792	6,098,356
Astec Industries, Inc.	32,821	2,065,754
Barnes Group, Inc.	68,534	3,512,367
Blue Bird Corp.*	24,807	616,702
Chart Industries, Inc.*	52,866	7,735,353
CIRCOR International, Inc.*	28,362	924,601
Columbus McKinnon Corp.	40,292	1,943,686
Commercial Vehicle Group, Inc.*	46,394	493,168
Desktop Metal, Inc., Class A (x)*	121,003	1,391,534
Douglas Dynamics, Inc.	33,823	1,376,258
Energy Recovery, Inc.*	61,775	1,407,235
Enerpac Tool Group Corp.	87,462	2,328,238
EnPro Industries, Inc.	29,885	2,903,328
ESCO Technologies, Inc.	37,022	3,473,034
Evoqua Water Technologies Corp. (x)*	167,522	5,658,893
ExOne Co. (The) (x)*	22,282	482,182
Federal Signal Corp.	85,556	3,441,918
Franklin Electric Co., Inc.	68,208	5,498,929
Gorman-Rupp Co. (The)	32,874	1,132,181
Greenbrier Cos., Inc. (The)	46,787	2,038,977
Helios Technologies, Inc.	46,807	3,653,286
Hillenbrand, Inc.	109,869	4,843,026
Hydrofarm Holdings Group, Inc. (x)*	14,807	875,242
Hyliion Holdings Corp. (x)*	169,688	1,976,865
Hyster-Yale Materials Handling, Inc.	14,461	1,055,364
John Bean Technologies Corp.	45,430	6,479,227
Kadant, Inc.	16,674	2,936,125
Kennametal, Inc.	123,371	4,431,486
Lindsay Corp.	15,729	2,599,689
Luxfer Holdings plc	42,327	941,776
Lydall, Inc.*	23,616	1,429,240
Manitowoc Co., Inc. (The)*	52,171	1,278,189
Mayville Engineering Co., Inc.*	10,033	201,764
Meritor, Inc.*	105,506	2,470,951

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Miller Industries, Inc.	14,740	$581,346
Mueller Industries, Inc.	83,548	3,618,464
Mueller Water Products, Inc., Class A	227,993	3,287,659
Navistar International Corp.*	74,005	3,293,223
Nikola Corp. (x)*	290,258	5,242,059
NN, Inc.*	52,270	384,184
Omega Flex, Inc.	4,470	655,794
Park-Ohio Holdings Corp.	12,872	413,706
Proto Labs, Inc.*	39,908	3,663,554
RBC Bearings, Inc.*	35,802	7,139,635
REV Group, Inc.	42,265	663,138
Rexnord Corp.	173,655	8,689,696
Shyft Group, Inc. (The)	50,104	1,874,391
SPX Corp.*	65,195	3,982,111
SPX FLOW, Inc.	61,010	3,980,292
Standex International Corp.	18,112	1,719,010
Tennant Co.	26,724	2,133,911
Terex Corp.	99,030	4,715,809
Titan International, Inc.*	73,079	619,710
TriMas Corp.*	63,722	1,932,688
Trinity Industries, Inc.	125,595	3,377,250
Wabash National Corp.	74,478	1,191,648
Watts Water Technologies, Inc., Class A	39,827	5,811,158
Welbilt, Inc.*	189,247	4,381,068

		169,729,172

Marine (0.1%)
Costamare, Inc.	82,779	977,620
Eagle Bulk Shipping, Inc. (x)*	12,060	570,679
Genco Shipping & Trading Ltd.	46,498	877,882
Matson, Inc.	63,692	4,076,288
Safe Bulkers, Inc.*	84,566	339,110

		6,841,579

Professional Services (1.4%)
Acacia Research Corp.*	70,128	474,065
ASGN, Inc.*	75,232	7,292,238
Atlas Technical Consultants, Inc.*	19,486	188,624
Barrett Business Services, Inc.	11,462	832,256
CBIZ, Inc.*	72,424	2,373,334
CRA International, Inc.	10,295	881,252
Exponent, Inc.	75,176	6,706,451
Forrester Research, Inc.*	17,019	779,470
Franklin Covey Co.*	18,046	583,788
GP Strategies Corp.*	21,116	331,943
Heidrick & Struggles International, Inc.	29,513	1,314,804
HireQuest, Inc. (x)	7,358	136,197
Huron Consulting Group, Inc.*	32,362	1,590,592
ICF International, Inc.	26,777	2,352,627
Insperity, Inc.	52,596	4,753,101
KBR, Inc.	204,694	7,809,076
Kelly Services, Inc., Class A*	50,962	1,221,559
Kforce, Inc.	29,203	1,837,745
Korn Ferry	77,278	5,606,519
ManTech International Corp., Class A	39,692	3,434,946
Mistras Group, Inc.*	29,882	293,740
Rekor Systems, Inc.*	45,417	461,437
Resources Connection, Inc.	47,488	681,928
TriNet Group, Inc.*	58,677	4,252,909
TrueBlue, Inc.*	50,609	1,422,619
Upwork, Inc.*	168,822	9,840,634
Willdan Group, Inc.*	15,865	597,159

		68,051,013

Road & Rail (0.5%)
ArcBest Corp.	37,165	2,162,631
Avis Budget Group, Inc.*	74,040	5,766,976
Covenant Logistics Group, Inc., Class A*	17,927	370,730
Daseke, Inc.*	60,801	393,991
Heartland Express, Inc.	69,057	1,182,947
HyreCar, Inc.*	25,371	530,761
Marten Transport Ltd.	87,414	1,441,457
PAM Transportation Services, Inc.*	3,209	169,275
Saia, Inc.*	38,408	8,046,092
Universal Logistics Holdings, Inc.	13,910	324,103
US Xpress Enterprises, Inc., Class A*	38,937	334,858
Werner Enterprises, Inc.	90,714	4,038,587
Yellow Corp. (x)*	72,871	474,390

		25,236,798

Trading Companies & Distributors (1.1%)
Alta Equipment Group, Inc.*	26,661	354,325
Applied Industrial Technologies, Inc.	57,379	5,224,932
Beacon Roofing Supply, Inc.*	80,901	4,307,978
BlueLinx Holdings, Inc.*	12,984	652,836
Boise Cascade Co.	57,014	3,326,767
CAI International, Inc.	23,618	1,322,608
Custom Truck One Source, Inc. (x)*	23,881	227,347
DXP Enterprises, Inc.*	25,243	840,592
EVI Industries, Inc. (x)*	7,441	211,324
GATX Corp.	51,122	4,522,763
Global Industrial Co.	19,090	700,794
GMS, Inc.*	61,881	2,978,951
H&E Equipment Services, Inc.	47,070	1,566,019
Herc Holdings, Inc.*	36,125	4,048,529
Karat Packaging, Inc.*	6,635	135,155
Lawson Products, Inc.*	7,013	375,266
McGrath RentCorp	34,960	2,851,687
MRC Global, Inc.*	109,136	1,025,878
NOW, Inc.*	168,573	1,599,758
Rush Enterprises, Inc., Class A	61,139	2,643,650
Rush Enterprises, Inc., Class B	10,977	418,663
Textainer Group Holdings Ltd.*	69,377	2,342,861
Titan Machinery, Inc.*	28,044	867,681
Transcat, Inc.*	11,297	638,394
Triton International Ltd.	96,619	5,057,038
Veritiv Corp.*	21,343	1,310,887
WESCO International, Inc.*	64,457	6,627,469
Willis Lease Finance Corp.*	5,016	214,986

		56,395,138

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Transportation Infrastructure (0.1%)
Macquarie Infrastructure Corp.	106,937	$4,092,479

Total Industrials		626,265,801

Information Technology (12.2%)
Communications Equipment (0.7%)
ADTRAN, Inc.	64,727	1,336,613
Aviat Networks, Inc. (x)*	10,493	343,856
CalAmp Corp.*	56,095	713,528
Calix, Inc.*	77,223	3,668,093
Cambium Networks Corp.*	12,468	602,828
Casa Systems, Inc.*	37,005	328,234
Clearfield, Inc.*	18,087	677,358
Comtech Telecommunications Corp.	37,827	913,900
Digi International, Inc.*	48,873	982,836
DZS, Inc.*	24,199	502,129
EchoStar Corp., Class A*	59,844	1,453,611
EMCORE Corp.*	52,862	487,388
Extreme Networks, Inc.*	183,465	2,047,469
Harmonic, Inc.*	138,451	1,179,603
Infinera Corp.*	252,484	2,575,337
Inseego Corp. (x)*	120,649	1,217,348
KVH Industries, Inc.*	26,580	326,934
NETGEAR, Inc.*	46,132	1,767,778
NetScout Systems, Inc.*	101,582	2,899,150
Plantronics, Inc.*	49,365	2,060,001
Ribbon Communications, Inc.*	97,891	744,951
Viavi Solutions, Inc.*	330,923	5,844,100

		32,673,045

Electronic Equipment, Instruments & Components (2.0%)
908 Devices, Inc. (x)*	11,105	430,319
Advanced Energy Industries, Inc.	55,697	6,277,609
Akoustis Technologies, Inc. (x)*	62,915	673,820
Arlo Technologies, Inc.*	121,880	825,128
Badger Meter, Inc.	42,276	4,148,121
Belden, Inc.	64,471	3,260,299
Benchmark Electronics, Inc.	51,806	1,474,399
CTS Corp.	44,263	1,644,813
Daktronics, Inc.*	56,250	370,688
ePlus, Inc.*	19,260	1,669,649
Fabrinet*	53,517	5,130,675
FARO Technologies, Inc.*	25,618	1,992,312
Identiv, Inc.*	29,902	508,334
II-VI, Inc.*	151,407	10,990,634
Insight Enterprises, Inc.*	50,561	5,056,606
Iteris, Inc.*	61,214	407,073
Itron, Inc.*	65,998	6,598,480
Kimball Electronics, Inc.*	37,014	804,684
Knowles Corp.*	124,814	2,463,828
Luna Innovations, Inc.*	38,210	413,814
Methode Electronics, Inc.	55,259	2,719,295
MicroVision, Inc. (x)*	229,189	3,838,916
Napco Security Technologies, Inc.*	21,899	796,467
nLight, Inc.*	61,565	2,233,578
Novanta, Inc.*	51,494	6,939,331
OSI Systems, Inc.*	24,522	2,492,416
Ouster, Inc. (x)*	42,028	524,930
PAR Technology Corp. (x)*	34,327	2,400,830
PC Connection, Inc.	16,979	785,618
Plexus Corp.*	41,849	3,825,417
Rogers Corp.*	27,088	5,439,270
Sanmina Corp.*	92,978	3,622,423
ScanSource, Inc.*	38,927	1,095,017
TTM Technologies, Inc.*	155,084	2,217,701
Velodyne Lidar, Inc. (x)*	102,324	1,088,727
Vishay Intertechnology, Inc.	193,017	4,352,533
Vishay Precision Group, Inc.*	19,947	678,996

		100,192,750

IT Services (1.4%)
BigCommerce Holdings, Inc.*	68,013	4,415,404
Brightcove, Inc.*	58,868	844,756
Cantaloupe, Inc.*	84,339	1,000,260
Cass Information Systems, Inc.	21,902	892,506
Conduent, Inc.*	242,496	1,818,720
Contra Bmtechnologies (r)*	7,640	71,281
CSG Systems International, Inc.	47,120	2,223,122
DigitalOcean Holdings, Inc.*	18,662	1,037,421
Evertec, Inc.	87,019	3,798,379
Evo Payments, Inc., Class A*	70,310	1,950,399
ExlService Holdings, Inc.*	47,538	5,051,388
GreenBox POS (x)*	25,138	299,896
GreenSky, Inc., Class A*	97,020	538,461
Grid Dynamics Holdings, Inc.*	42,947	645,493
Hackett Group, Inc. (The)	38,490	693,590
I3 Verticals, Inc., Class A*	29,880	902,974
IBEX Holdings Ltd.*	8,546	166,818
International Money Express, Inc.*	39,375	584,719
Limelight Networks, Inc. (x)*	164,396	517,847
LiveRamp Holdings, Inc.*	94,224	4,414,394
Marathon Digital Holdings, Inc. (x)*	138,178	4,334,644
MAXIMUS, Inc.	88,780	7,809,977
MoneyGram International, Inc.*	103,875	1,047,060
Paya Holdings, Inc., Class A (x)*	118,995	1,311,325
Perficient, Inc.*	47,114	3,788,908
Priority Technology Holdings, Inc. (x)*	10,429	79,678
Rackspace Technology, Inc. (x)*	77,838	1,526,403
Repay Holdings Corp.*	111,430	2,678,777
StarTek, Inc.*	27,393	195,312
Sykes Enterprises, Inc.*	55,578	2,984,539
TTEC Holdings, Inc.	26,759	2,758,585
Tucows, Inc., Class A (x)*	13,455	1,080,706
Unisys Corp.*	95,213	2,409,841
Verra Mobility Corp.*	194,084	2,983,071

		66,856,654

Semiconductors & Semiconductor Equipment (2.4%)
Alpha & Omega Semiconductor Ltd.*	30,146	916,137
Ambarella, Inc.*	50,458	5,380,337
Amkor Technology, Inc.	147,777	3,497,882
Atomera, Inc. (x)*	28,326	607,309
Axcelis Technologies, Inc.*	48,209	1,948,608
AXT, Inc.*	58,446	641,737
CEVA, Inc.*	30,862	1,459,773
CMC Materials, Inc.	42,289	6,374,644

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Cohu, Inc.*	69,374	$2,552,269
Diodes, Inc.*	64,456	5,141,655
DSP Group, Inc.*	30,918	457,586
FormFactor, Inc.*	112,564	4,104,083
Ichor Holdings Ltd.*	41,625	2,239,425
Impinj, Inc. (x)*	26,066	1,344,745
Kopin Corp. (x)*	112,322	918,794
Kulicke & Soffa Industries, Inc.	88,631	5,424,217
Lattice Semiconductor Corp.*	196,449	11,036,505
MACOM Technology Solutions Holdings, Inc.*	70,483	4,516,551
MaxLinear, Inc.*	101,374	4,307,381
NeoPhotonics Corp.*	77,212	788,334
NVE Corp.	6,898	510,797
Onto Innovation, Inc.*	70,719	5,165,316
PDF Solutions, Inc.*	39,276	714,038
Photronics, Inc.*	88,614	1,170,591
Power Integrations, Inc.	87,400	7,172,044
Rambus, Inc.*	162,225	3,846,355
Semtech Corp.*	93,624	6,441,331
Silicon Laboratories, Inc.*	64,285	9,851,676
SiTime Corp.*	18,627	2,357,992
SkyWater Technology, Inc. (x)*	11,379	326,008
SMART Global Holdings, Inc.*	20,551	979,872
SunPower Corp. (x)*	113,443	3,314,804
Synaptics, Inc. (x)*	51,082	7,947,338
Ultra Clean Holdings, Inc.*	61,729	3,316,082
Veeco Instruments, Inc.*	71,100	1,709,244

		118,481,460

Software (5.4%)
8x8, Inc.*	154,083	4,277,344
A10 Networks, Inc.*	92,408	1,040,514
ACI Worldwide, Inc.*	171,534	6,370,773
Agilysys, Inc.*	27,692	1,574,844
Alarm.com Holdings, Inc.*	68,447	5,797,461
Alkami Technology, Inc.*	10,078	359,482
Altair Engineering, Inc., Class A*	64,472	4,446,634
American Software, Inc., Class A	46,659	1,024,632
Appfolio, Inc., Class A*	27,123	3,829,768
Appian Corp. (x)*	56,938	7,843,210
Asana, Inc., Class A*	107,045	6,640,001
Avaya Holdings Corp.*	119,457	3,213,393
Benefitfocus, Inc.*	36,147	509,673
Blackbaud, Inc.*	70,053	5,363,958
Blackline, Inc.*	77,654	8,640,561
Bottomline Technologies DE, Inc.*	64,079	2,376,049
Box, Inc., Class A*	213,749	5,461,287
BTRS Holdings, Inc.*	68,623	866,022
Cerence, Inc.*	54,775	5,845,040
ChannelAdvisor Corp.*	42,918	1,051,920
Cleanspark, Inc. (x)*	47,382	788,436
Cloudera, Inc.*	335,033	5,313,623
CommVault Systems, Inc.*	61,115	4,777,360
Cornerstone OnDemand, Inc.*	91,172	4,702,652
Digimarc Corp. (x)*	16,207	542,935
Digital Turbine, Inc.*	122,293	9,297,937
Domo, Inc., Class B*	39,582	3,199,413
E2open Parent Holdings, Inc. (x)*	60,465	690,510
Ebix, Inc.	38,412	1,302,167
eGain Corp.*	29,588	339,670
Envestnet, Inc.*	77,254	5,860,488
GTY Technology Holdings, Inc.*	46,585	331,219
Ideanomics, Inc. (x)*	591,345	1,679,420
Intelligent Systems Corp. (x)*	11,733	369,120
InterDigital, Inc.	45,942	3,355,144
j2 Global, Inc.*	62,912	8,653,546
JFrog Ltd. (x)*	74,694	3,400,071
LivePerson, Inc.*	93,103	5,887,834
MicroStrategy, Inc., Class A (x)*	11,363	7,550,714
Mimecast Ltd.*	87,216	4,626,809
Mitek Systems, Inc.*	60,741	1,169,872
Model N, Inc.*	50,334	1,724,946
Momentive Global, Inc.*	187,946	3,960,022
ON24, Inc. (x)*	13,297	471,778
OneSpan, Inc.*	52,105	1,330,762
PagerDuty, Inc.*	116,852	4,975,558
Ping Identity Holding Corp.*	59,462	1,361,680
Progress Software Corp.	63,651	2,943,859
PROS Holdings, Inc.*	57,858	2,636,589
Q2 Holdings, Inc.*	79,146	8,118,797
QAD, Inc., Class A	18,039	1,569,754
Qualys, Inc.*	49,351	4,969,152
Rapid7, Inc.*	79,509	7,523,937
Rimini Street, Inc.*	63,470	390,975
Riot Blockchain, Inc. (x)*	122,034	4,597,021
Sailpoint Technologies Holdings, Inc.*	132,089	6,745,785
Sapiens International Corp. NV	44,771	1,176,134
SecureWorks Corp., Class A (x)*	14,823	274,670
ShotSpotter, Inc.*	12,279	598,847
Smith Micro Software, Inc.*	52,691	275,047
Sprout Social, Inc., Class A*	63,943	5,717,783
SPS Commerce, Inc.*	52,831	5,275,175
Sumo Logic, Inc. (x)*	118,086	2,438,476
Telos Corp.*	25,360	862,494
Tenable Holdings, Inc.*	131,332	5,430,578
Upland Software, Inc.*	40,008	1,647,129
Varonis Systems, Inc.*	152,941	8,812,460
Verint Systems, Inc.*	93,264	4,203,408
Veritone, Inc. (x)*	40,659	801,389
Viant Technology, Inc., Class A (x)*	16,523	492,055
VirnetX Holding Corp. (x)*	82,597	352,689
Vonage Holdings Corp.*	347,489	5,007,316
Workiva, Inc.*	60,822	6,771,313
Xperi Holding Corp.	151,936	3,379,057
Yext, Inc.*	160,770	2,297,403
Zix Corp.*	77,440	545,952
Zuora, Inc., Class A*	151,864	2,619,654

		262,671,150

Technology Hardware, Storage & Peripherals (0.3%)
3D Systems Corp.*	175,740	7,024,328
Avid Technology, Inc.*	52,332	2,048,798
Corsair Gaming, Inc. (x)*	38,924	1,295,780
Diebold Nixdorf, Inc.*	108,024	1,387,028

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Eastman Kodak Co. (x)*	64,941	$540,309
Quantum Corp.*	80,847	557,036
Super Micro Computer, Inc.*	62,481	2,198,082
Turtle Beach Corp. (x)*	20,447	652,668

		15,704,029

Total Information Technology		596,579,088

Materials (3.4%)
Chemicals (1.7%)
AdvanSix, Inc.*	39,530	1,180,366
American Vanguard Corp.	44,403	777,496
Amyris, Inc. (x)*	242,033	3,962,080
Avient Corp.	131,785	6,478,551
Balchem Corp.	46,676	6,126,692
Cabot Corp.	81,232	4,624,538
Chase Corp.	10,273	1,054,113
Danimer Scientific, Inc. (x)*	99,524	2,493,076
Ferro Corp.*	118,926	2,565,234
FutureFuel Corp.	40,240	386,304
GCP Applied Technologies, Inc.*	71,218	1,656,531
Hawkins, Inc.	27,814	910,908
HB Fuller Co.	76,381	4,858,595
Ingevity Corp.*	58,265	4,740,440
Innospec, Inc.	35,507	3,217,289
Intrepid Potash, Inc.*	15,884	506,064
Koppers Holdings, Inc.*	31,674	1,024,654
Kraton Corp.*	47,682	1,539,652
Kronos Worldwide, Inc.	34,429	493,023
Livent Corp.*	212,803	4,119,866
Marrone Bio Innovations, Inc.*	87,097	144,581
Minerals Technologies, Inc.	49,174	3,868,519
Orion Engineered Carbons SA*	87,717	1,665,746
PQ Group Holdings, Inc.	74,328	1,141,678
PureCycle Technologies, Inc. (x)*	47,677	1,127,561
Quaker Chemical Corp.	19,843	4,706,561
Rayonier Advanced Materials, Inc.*	95,332	637,771
Sensient Technologies Corp.	61,225	5,299,636
Stepan Co.	31,201	3,752,544
Tredegar Corp.	40,240	554,105
Trinseo SA	56,705	3,393,227
Tronox Holdings plc, Class A	167,414	3,750,074
Zymergen, Inc. (x)*	27,095	1,084,071

		83,841,546

Construction Materials (0.2%)
Forterra, Inc.*	44,762	1,052,355
Summit Materials, Inc., Class A*	169,983	5,923,907
United States Lime & Minerals, Inc.	3,089	429,649
US Concrete, Inc.*	23,467	1,731,865

		9,137,776

Containers & Packaging (0.2%)
Greif, Inc., Class A	37,338	2,260,816
Greif, Inc., Class B	9,202	542,918
Myers Industries, Inc.	56,641	1,189,461
O-I Glass, Inc.*	228,710	3,734,834
Pactiv Evergreen, Inc.	56,058	844,794
Ranpak Holdings Corp.*	50,594	1,266,368
UFP Technologies, Inc.*	10,569	606,872

		10,446,063

Metals & Mining (1.1%)
Allegheny Technologies, Inc.*	184,387	3,844,469
Arconic Corp.*	159,802	5,692,147
Carpenter Technology Corp.	69,230	2,784,431
Century Aluminum Co.*	77,724	1,001,862
Coeur Mining, Inc.*	360,167	3,198,283
Commercial Metals Co.	173,851	5,340,703
Compass Minerals International, Inc.	49,510	2,933,963
Constellium SE*	177,697	3,367,358
Gatos Silver, Inc. (x)*	50,097	876,197
Haynes International, Inc.	17,529	620,176
Hecla Mining Co.	769,516	5,725,199
Kaiser Aluminum Corp.	22,799	2,815,448
Materion Corp.	29,076	2,190,877
MP Materials Corp. (x)*	105,596	3,892,269
Novagold Resources, Inc.*	343,352	2,750,250
Olympic Steel, Inc.	13,564	398,646
Perpetua Resources Corp.*	38,790	283,167
PolyMet Mining Corp. (x)*	41,785	150,844
Ryerson Holding Corp.*	27,264	398,054
Schnitzer Steel Industries, Inc., Class A	37,669	1,847,664
SunCoke Energy, Inc.	111,796	798,223
TimkenSteel Corp.*	69,193	979,081
Warrior Met Coal, Inc.	73,006	1,255,703
Worthington Industries, Inc.	50,134	3,067,198

		56,212,212

Paper & Forest Products (0.2%)
Clearwater Paper Corp.*	24,753	717,094
Domtar Corp.*	72,354	3,976,576
Glatfelter Corp.	69,103	965,369
Neenah, Inc.	23,107	1,159,278
Schweitzer-Mauduit International, Inc.	45,320	1,830,022
Verso Corp., Class A	43,381	767,844

		9,416,183

Total Materials		169,053,780

Real Estate (6.1%)
Equity Real Estate Investment Trusts (REITs) (5.4%)
Acadia Realty Trust (REIT)	122,692	2,694,316
Agree Realty Corp. (REIT)	97,356	6,862,624
Alexander & Baldwin, Inc. (REIT)	102,949	1,886,026
Alexander’s, Inc. (REIT)	2,790	747,581
American Assets Trust, Inc. (REIT)	72,291	2,695,731
American Finance Trust, Inc. (REIT)	159,832	1,355,375
Apartment Investment and Management Co. (REIT), Class A	215,619	1,446,803
Apple Hospitality REIT, Inc. (REIT)	303,989	4,638,872

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Armada Hoffler Properties, Inc. (REIT)	90,200	$1,198,758
Ashford Hospitality Trust, Inc. (REIT) (x)*	158,638	723,389
Braemar Hotels & Resorts, Inc. (REIT) (x)*	64,400	399,924
Brandywine Realty Trust (REIT)	245,658	3,367,971
Broadstone Net Lease, Inc. (REIT) (x)	205,997	4,822,390
BRT Apartments Corp. (REIT)	16,207	281,029
CareTrust REIT, Inc. (REIT)	141,228	3,280,726
CatchMark Timber Trust, Inc. (REIT), Class A	74,657	873,487
Centerspace (REIT)	20,018	1,579,420
Chatham Lodging Trust (REIT)*	73,504	945,996
City Office REIT, Inc. (REIT)	66,472	826,247
Clipper Realty, Inc. (REIT)	22,867	168,072
Columbia Property Trust, Inc. (REIT)	167,698	2,916,268
Community Healthcare Trust, Inc. (REIT)	32,291	1,532,531
CorePoint Lodging, Inc. (REIT)*	60,417	646,462
Corporate Office Properties Trust (REIT)	28,296	792,005
CTO Realty Growth, Inc. (REIT)	7,322	391,873
DiamondRock Hospitality Co. (REIT)*	305,398	2,962,361
DigitalBridge Group, Inc. (REIT) (x)*	692,112	5,467,685
Diversified Healthcare Trust (REIT)	346,599	1,448,784
Easterly Government Properties, Inc. (REIT)	125,550	2,646,594
EastGroup Properties, Inc. (REIT)	57,553	9,464,591
Empire State Realty Trust, Inc. (REIT), Class A	207,011	2,484,132
Equity Commonwealth (REIT)	169,790	4,448,498
Essential Properties Realty Trust, Inc. (REIT)	169,466	4,582,361
Farmland Partners, Inc. (REIT)	37,821	455,743
Four Corners Property Trust, Inc. (REIT)	112,585	3,108,472
Franklin Street Properties Corp. (REIT)	155,528	818,077
GEO Group, Inc. (The) (REIT) (x)	170,531	1,214,181
Getty Realty Corp. (REIT)	57,688	1,796,981
Gladstone Commercial Corp. (REIT)	49,687	1,120,939
Gladstone Land Corp. (REIT) (x)	32,778	788,639
Global Medical REIT, Inc. (REIT)	82,074	1,211,412
Global Net Lease, Inc. (REIT)	138,754	2,566,949
Healthcare Realty Trust, Inc. (REIT)	205,073	6,193,205
Hersha Hospitality Trust (REIT)*	46,740	502,922
Independence Realty Trust, Inc. (REIT)	147,897	2,696,162
Indus Realty Trust, Inc. (REIT)	6,325	415,236
Industrial Logistics Properties Trust (REIT)	94,058	2,458,676
Innovative Industrial Properties, Inc. (REIT) (x)	34,307	6,553,323
iStar, Inc. (REIT) (x)	102,452	2,123,830
Kite Realty Group Trust (REIT)	120,742	2,657,531
Lexington Realty Trust (REIT)	397,180	4,746,301
LTC Properties, Inc. (REIT)	54,626	2,097,092
Macerich Co. (The) (REIT) (x)	286,114	5,221,581
Mack-Cali Realty Corp. (REIT)	127,148	2,180,588
Monmouth Real Estate Investment Corp. (REIT)	137,894	2,581,376
National Health Investors, Inc. (REIT)	63,337	4,246,746
National Storage Affiliates Trust (REIT)	101,623	5,138,059
NETSTREIT Corp. (REIT)	57,444	1,324,659
New Senior Investment Group, Inc. (REIT)	126,121	1,107,342
NexPoint Residential Trust, Inc. (REIT)	32,216	1,771,236
Office Properties Income Trust (REIT)	68,935	2,020,485
One Liberty Properties, Inc. (REIT)(x)	24,657	700,012
Outfront Media, Inc. (REIT)*	210,674	5,062,496
Paramount Group, Inc. (REIT)	270,252	2,721,438
Pebblebrook Hotel Trust (REIT)	188,185	4,431,757
Physicians Realty Trust (REIT)	310,359	5,732,331
Piedmont Office Realty Trust, Inc. (REIT), Class A	180,908	3,341,371
Plymouth Industrial REIT, Inc. (REIT)	42,380	848,448
Postal Realty Trust, Inc. (REIT), Class A	17,443	318,160
PotlatchDeltic Corp. (REIT)	95,601	5,081,193
Preferred Apartment Communities, Inc. (REIT), Class A	72,541	707,275
PS Business Parks, Inc. (REIT)	29,082	4,306,463
QTS Realty Trust, Inc. (REIT), Class A	99,483	7,690,036
Retail Opportunity Investments Corp. (REIT)	168,325	2,972,619
Retail Properties of America, Inc. (REIT), Class A	317,491	3,635,272
Retail Value, Inc. (REIT)	25,253	549,253
RLJ Lodging Trust (REIT)	237,000	3,609,510
RPT Realty (REIT)	115,364	1,497,425
Ryman Hospitality Properties, Inc. (REIT)*	77,860	6,147,826
Sabra Health Care REIT, Inc. (REIT)	306,399	5,576,462
Safehold, Inc. (REIT) (x)	25,902	2,033,307
Saul Centers, Inc. (REIT)	18,362	834,553
Seritage Growth Properties (REIT), Class A (x)*	47,385	871,884
Service Properties Trust (REIT)	237,580	2,993,508
SITE Centers Corp. (REIT)	250,836	3,777,590
STAG Industrial, Inc. (REIT)	232,956	8,719,543
Summit Hotel Properties, Inc. (REIT)*	150,170	1,401,086
Sunstone Hotel Investors, Inc. (REIT)*	311,147	3,864,446
Tanger Factory Outlet Centers, Inc. (REIT) (x)	139,375	2,627,219

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Terreno Realty Corp. (REIT)	100,707	$6,497,616
UMH Properties, Inc. (REIT)	58,531	1,277,146
Uniti Group, Inc. (REIT)	288,427	3,054,442
Universal Health Realty Income Trust (REIT)	18,409	1,133,074
Urban Edge Properties (REIT)	167,622	3,201,580
Urstadt Biddle Properties, Inc. (REIT), Class A	45,765	886,926
Washington REIT (REIT)	125,994	2,897,862
Whitestone REIT (REIT)	52,883	436,285
Xenia Hotels & Resorts, Inc. (REIT)*	164,954	3,089,588

		264,223,627

Real Estate Management & Development (0.7%)
Cushman & Wakefield plc (x)*	170,086	2,971,403
eXp World Holdings, Inc. (x)*	89,836	3,482,942
Fathom Holdings, Inc. (x)*	6,386	209,397
Forestar Group, Inc. (x)*	21,056	440,281
FRP Holdings, Inc.*	10,862	604,796
Kennedy-Wilson Holdings, Inc.	173,832	3,454,042
Marcus & Millichap, Inc.*	36,528	1,419,843
Newmark Group, Inc., Class A	212,548	2,552,702
Rafael Holdings, Inc., Class B*	12,727	649,713
RE/MAX Holdings, Inc., Class A	26,795	893,077
Realogy Holdings Corp.*	166,615	3,035,725
Redfin Corp. (x)*	147,256	9,337,503
RMR Group, Inc. (The), Class A	24,461	945,173
St Joe Co. (The)	48,889	2,180,938
Tejon Ranch Co.*	33,070	502,995

		32,680,530

Total Real Estate		296,904,157

Utilities (2.1%)
Electric Utilities (0.5%)
ALLETE, Inc.	76,000	5,318,480
MGE Energy, Inc.	52,731	3,925,296
Otter Tail Corp.	59,563	2,907,270
PNM Resources, Inc.	123,939	6,044,505
Portland General Electric Co.	130,297	6,004,086
Spark Energy, Inc., Class A (x)	17,159	194,411

		24,394,048

Gas Utilities (0.7%)
Brookfield Infrastructure Corp., Class A (x)	52,994	3,995,747
Chesapeake Utilities Corp.	24,949	3,002,113
New Jersey Resources Corp.	139,873	5,534,775
Northwest Natural Holding Co.	44,190	2,320,859
ONE Gas, Inc.	76,346	5,658,765
South Jersey Industries, Inc.	150,360	3,898,835
Southwest Gas Holdings, Inc.	85,156	5,636,476
Spire, Inc.	73,397	5,304,401

		35,351,971

Independent Power and Renewable Electricity Producers (0.3%)
Clearway Energy, Inc., Class A	53,669	1,353,532
Clearway Energy, Inc., Class C	118,777	3,145,215
Ormat Technologies, Inc.	65,452	4,550,877
Sunnova Energy International, Inc.*	124,571	4,691,344

		13,740,968

Multi-Utilities (0.3%)
Avista Corp.	102,002	4,352,426
Black Hills Corp.	91,275	5,990,378
NorthWestern Corp.	75,047	4,519,330
Unitil Corp.	21,439	1,135,624

		15,997,758

Water Utilities (0.3%)
American States Water Co.	53,398	4,248,345
Artesian Resources Corp., Class A	12,384	455,360
Cadiz, Inc. (x)*	31,345	426,292
California Water Service Group	73,238	4,067,638
Global Water Resources, Inc.	18,972	324,042
Middlesex Water Co.	25,011	2,044,149
Pure Cycle Corp.*	29,880	412,942
SJW Group	40,102	2,538,457
York Water Co. (The)	19,985	905,320

		15,422,545

Total Utilities		104,907,290

Total Common Stocks (89.4%) (Cost $2,840,768,443)		4,383,278,638

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Corporate Bond (0.0%)
Financials (0.0%)
Capital Markets (0.0%)
GAMCO Investors, Inc. 4.000%, 6/15/23 (e)	$17,000	16,999

Total Financials		16,999

Total Long-Term Debt Securities (0.0%) (Cost $17,774)		16,999

	Number of Rights	Value (Note 1)
RIGHTS:
Health Care (0.0%)
Biotechnology (0.0%)
Contra Aduro Biotech I, CVR (r)*	23,102	—
Oncternal Therapeutics, Inc., CVR (r)(x)*	987	—

		—

Pharmaceuticals (0.0%)
Omthera Pharmaceuticals, Inc., CVR (r)*	4,193	—

Total Rights (0.0%) (Cost $69,306)		—

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Number of Warrants	Value (Note 1)
WARRANTS:
Energy (0.0%)
Energy Equipment & Services (0.0%)
Nabors Industries Ltd., expiring 6/11/26* (Cost $—)	492	$4,920

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Companies (7.5%)
BlackRock Liquidity FedFund, Institutional Shares (xx)	40,000,000	40,000,000
JPMorgan Prime Money Market Fund, IM Shares	328,151,492	328,315,567

Total Investment Companies		368,315,567

	Principal Amount	Value (Note 1)
Repurchase Agreements (4.1%)
Citigroup Global Markets, Inc., 0.07%, dated 6/30/21, due 7/1/21, repurchase price $23,870,753, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-3.625%, maturing 4/30/22-6/30/28; total market value $24,348,121. (xx)	$23,870,707	23,870,707
Citigroup Global Markets, Inc., 0.07%, dated 6/30/21, due 7/1/21, repurchase price $2,887,045, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-5.000%, maturing 4/30/22-2/15/42; total market value $2,944,781. (xx)	2,887,040	2,887,040
Deutsche Bank AG, 0.17%, dated 6/30/21, due 7/1/21, repurchase price $2,400,011, collateralized by various Foreign Government Agency Securities, ranging from 0.125%-1.875%, maturing 2/12/22-2/15/23; total market value $2,448,085. (xx)	2,400,000	2,400,000
Deutsche Bank AG, 0.23%, dated 6/30/21, due 7/1/21, repurchase price $34,000,217, collateralized by various Common Stocks; total market value $37,781,746. (xx)	34,000,000	34,000,000
Deutsche Bank AG, 0.23%, dated 6/30/21, due 7/1/21, repurchase price $10,000,064, collateralized by various Common Stocks; total market value $11,112,278. (xx)	10,000,000	10,000,000
HSBC Bank plc, 0.10%, dated 6/30/21, due 7/1/21, repurchase price $30,000,083, collateralized by various U.S. Government Treasury Securities, ranging from 0.099%-6.125%, maturing 8/31/21-2/15/50; total market value $30,612,330. (xx)	30,000,000	30,000,000
HSBC Bank plc, 0.10%, dated 6/30/21, due 7/1/21, repurchase price $8,900,025, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-6.125%, maturing 7/15/21-2/15/50; total market value $9,081,658. (xx)	8,900,000	8,900,000
HSBC Bank plc, 0.10%, dated 6/30/21, due 7/1/21, repurchase price $9,900,028, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-6.125%, maturing 7/15/21-2/15/50; total market value $10,102,069. (xx)	9,900,000	9,900,000
NBC Global Finance Ltd., 0.28%, dated 6/30/21, due 7/7/21, repurchase price $46,932,555, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 2.125%-3.875%, maturing 12/31/23-4/15/29; total market value $52,153,659. (xx)	46,930,000	46,930,000
Nomura Securities Co. Ltd., 0.04%, dated 6/30/21, due 7/1/21, repurchase price $10,000,011, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-1.625%, maturing 7/31/22-8/15/27; total market value $10,200,002. (xx)	10,000,000	10,000,000
Societe Generale SA, 0.20%, dated 6/30/21, due 7/1/21, repurchase price $19,830,110, collateralized by various Common Stocks; total market value $22,034,035. (xx)	19,830,000	19,830,000

Total Repurchase Agreements		198,717,747

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

Value (Note 1)
Total Short-Term Investments (11.6%) (Cost $566,969,798)	$567,033,314

Total Investments in Securities (101.0%) (Cost $3,407,825,321)	4,950,333,871
Other Assets Less Liabilities (-1.0%)	(47,696,198)

Net Assets (100%)	$4,902,637,673

*	Non-income producing.
‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.
(e)	Step Bond - Coupon rate increases or decreases in increments to maturity. Rate disclosed is as of June 30, 2021. Maturity date disclosed is the ultimate maturity date.
(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At June 30, 2021, the market value of these securities amounted to $7,663,912 or 0.2% of net assets.

(r)	Value determined using significant unobservable inputs.
(x)	All or a portion of security is on loan at June 30, 2021.
(xx)

At June 30, 2021, the Portfolio had loaned securities with a total value of $350,572,306. This was collateralized by $124,904,411 of various U.S. Government Treasury Securities, ranging from 0.000% - 8.000%, maturing 7/8/21 - 5/15/51 and by cash of $238,841,066, of which $238,717,747 was subsequently invested in an investment company and joint repurchase agreements as detailed in the Notes to the Financial Statements.

Glossary:

CVR	— Contingent Value Right
USD	— United States Dollar

Investments in companies which were affiliates for the six months ended June 30, 2021, were as follows:

Security Description	Shares at June 30, 2021	Market Value December 31, 2020 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value June 30, 2021 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
COMMON STOCKS:
Financials
Mortgage Real Estate Investment Trusts (REITs)
PennyMac Mortgage Investment Trust (REIT)	141,859	2,979,728	—	(528,795)	(8,180)	544,798	2,987,551	70,956	—
Thrifts & Mortgage Finance
PennyMac Financial Services, Inc.	51,127	4,837,966	—	(1,405,429)	450,422	(727,401)	3,155,558	26,166	—

Total		7,817,694	—	(1,934,224)	442,242	(182,603)	6,143,109	97,122	—

Futures contracts outstanding as of June 30, 2021 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Russell 2000 E-Mini Index	4,511	9/2021	USD	520,524,290	(869,272)

					(869,272)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2021:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Communication Services	$163,843,954	$—	$—		$163,843,954
Consumer Discretionary	521,108,491	—	—	(a)	521,108,491
Consumer Staples	140,097,803	—	—		140,097,803
Energy	187,146,846	—	—		187,146,846
Financials	651,225,794	—	—		651,225,794
Health Care	926,145,634	—	—		926,145,634
Industrials	626,265,801	—	—		626,265,801
Information Technology	596,507,807	—	71,281		596,579,088
Materials	169,053,780	—	—		169,053,780
Real Estate	296,904,157	—	—		296,904,157
Utilities	104,907,290	—	—		104,907,290
Corporate Bond
Financials	—	16,999	—		16,999
Rights
Health Care	—	—	—	(a)	— (a)
Short-Term Investments
Investment Companies	368,315,567	—	—		368,315,567
Repurchase Agreements	—	198,717,747	—		198,717,747
Warrant
Energy	4,920	—	—		4,920

Total Assets	$4,751,527,844	$198,734,746	$71,281		$4,950,333,871

Liabilities:
Futures	$(869,272)	$—	$—		$(869,272)

Total Liabilities	$(869,272)	$—	$—		$(869,272)

Total	$4,750,658,572	$198,734,746	$71,281		$4,949,464,599

(a)	Value is zero.

Fair Values of Derivative Instruments as of June 30, 2021:

	Statement of Assets and Liabilities
Derivatives Contracts^	Liability Derivatives	Fair Value
Equity contracts	Payables, Net assets – Unrealized depreciation	$(869,272	)*

Total		$(869,272)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2021:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$91,023,648	$91,023,648

Total	$91,023,648	$91,023,648

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$(14,423,838)	$(14,423,838)

Total	$(14,423,838)	$(14,423,838)

^ This Portfolio held futures contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

The Portfolio held futures contracts with an average notional balance of approximately $482,825,000 during the six months ended June 30, 2021.

Investment security transactions for the six months ended June 30, 2021 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities (affiliated 14%)*	$648,082,076
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities (affiliated 17%)*	$1,206,025,733

*	During the six months ended June 30, 2021, the Portfolio engaged in purchases and sales of securities pursuant to Rule 17a-7 of the 1940 Act (amount is percentage of total Purchases and/or Sales).

As of June 30, 2021, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,778,362,402
Aggregate gross unrealized depreciation	(252,581,404)

Net unrealized appreciation	$1,525,780,998

Federal income tax cost of investments in securities and derivative instruments, if applicable	$3,423,683,601

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2021 (Unaudited)

ASSETS
Investments in Securities, at value (x)
Affiliated Issuers (Cost $4,540,507)	$6,143,109
Unaffiliated Issuers (Cost $3,204,567,067)	4,745,473,015
Repurchase Agreements (Cost $198,717,747)	198,717,747
Cash	158,062,671
Cash held as collateral at broker for futures	32,605,600
Dividends, interest and other receivables	3,071,653
Due from Custodian	798,363
Due from broker for futures variation margin	724,280
Receivable for securities sold	353,802
Receivable for Portfolio shares sold	311,877
Securities lending income receivable	161,383
Other assets	46,207

Total assets	5,146,469,707

LIABILITIES
Payable for return of collateral on securities loaned	238,717,747
Investment management fees payable	1,718,386
Payable for securities purchased	1,424,253
Payable for Portfolio shares redeemed	1,192,362
Administrative fees payable	469,218
Distribution fees payable – Class IB	131,474
Accrued expenses	178,594

Total liabilities	243,832,034

NET ASSETS	$4,902,637,673

Net assets were comprised of:
Paid in capital	$2,789,583,865
Total distributable earnings (loss)	2,113,053,808

Net assets	$4,902,637,673

Class IB
Net asset value, offering and redemption price per share, $638,091,994 / 23,354,822 shares outstanding (unlimited amount authorized: $0.01 par value)	$27.32

Class K
Net asset value, offering and redemption price per share, $4,264,545,679 / 154,617,497 shares outstanding (unlimited amount authorized: $0.01 par value)	$27.58

(x)	Includes value of securities on loan of $350,572,306.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2021 (Unaudited)

INVESTMENT INCOME
Dividends ($97,122 of dividend income received from affiliates) (net of $52,472 foreign withholding tax)	$22,017,784
Securities lending (net)	1,235,377

Total income	23,253,161

EXPENSES
Investment management fees	10,384,084
Administrative fees	2,871,814
Distribution fees – Class IB	791,046
Printing and mailing expenses	144,080
Professional fees	97,386
Custodian fees	77,780
Trustees’ fees	61,211
Miscellaneous	45,666

Total expenses	14,473,067

NET INVESTMENT INCOME (LOSS)	8,780,094

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities ($442,242 realized gain (loss) from affiliates)	438,466,516
Futures contracts	91,023,648

Net realized gain (loss)	529,490,164

Change in unrealized appreciation (depreciation) on:
Investments in securities ($(182,603) of change in unrealized appreciation (depreciation) from affiliates)	247,319,182
Futures contracts	(14,423,838)

Net change in unrealized appreciation (depreciation)	232,895,344

NET REALIZED AND UNREALIZED GAIN (LOSS)	762,385,508

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$771,165,602

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31, 2020
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$8,780,094	$28,131,893
Net realized gain (loss)	529,490,164	229,000,934
Net change in unrealized appreciation (depreciation)	232,895,344	618,682,563

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	771,165,602	875,815,390

Distributions to shareholders:
Class IB	—	(29,921,316)
Class K	—	(210,787,121)

Total distributions to shareholders	—	(240,708,437)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 1,473,360 and 1,081,731 shares, respectively ]	39,156,661	18,727,913
Capital shares issued in reinvestment of dividends and distributions [ 0 and 1,336,723 shares, respectively ]	—	29,921,316
Capital shares repurchased [ (3,557,090) and (3,934,119) shares, respectively ]	(93,636,497)	(76,907,029)

Total Class IB transactions	(54,479,836)	(28,257,800)

Class K
Capital shares sold [ 3,310,242 and 52,486,256 shares, respectively ]	88,332,543	871,099,095
Capital shares issued in reinvestment of dividends and distributions [ 0 and 9,339,109 shares, respectively ]	—	210,787,121
Capital shares repurchased [ (23,105,633) and (46,861,211) shares, respectively ]	(600,549,451)	(860,482,453)

Total Class K transactions	(512,216,908)	221,403,763

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(566,696,744)	193,145,963

TOTAL INCREASE (DECREASE) IN NET ASSETS	204,468,858	828,252,916
NET ASSETS:
Beginning of period	4,698,168,815	3,869,915,899

End of period	$4,902,637,673	$4,698,168,815

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31,
Class IB			2020	2019	2018	2017	2016
Net asset value, beginning of period	$23.34		$20.63	$17.43	$21.40	$20.03	$17.02

Income (loss) from investment operations:
Net investment income (loss) (e)	0.02		0.10	0.15	0.15	0.11	0.12
Net realized and unrealized gain (loss)	3.96		3.82	4.09	(2.59)	2.62	3.37

Total from investment operations	3.98		3.92	4.24	(2.44)	2.73	3.49

Less distributions:
Dividends from net investment income	—		(0.15)	(0.17)	(0.16)	(0.13)	(0.12)
Distributions from net realized gains	—		(1.06)	(0.87)	(1.36)	(1.23)	(0.36)
Return of capital	—		—	—	(0.01)	—	—

Total dividends and distributions	—		(1.21)	(1.04)	(1.53)	(1.36)	(0.48)

Net asset value, end of period	$27.32		$23.34	$20.63	$17.43	$21.40	$20.03

Total return (b)	17.05%		19.31%	24.41%	(11.91)%	13.90%	20.49%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$638,092		$593,742	$556,136	$496,605	$634,474	$628,298
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.82%		0.83%	0.83%	0.83%	0.84%	0.84%
Before waivers and reimbursements (a)(f)	0.82%		0.83%	0.83%	0.83%	0.84%	0.85%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	0.15%		0.52%	0.75%	0.66%	0.55%	0.69%
Before waivers and reimbursements (a)(f)	0.15%		0.52%	0.75%	0.66%	0.55%	0.68%
Portfolio turnover rate^	15	%(z)	32%	18%	19%	16%	18%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31,
Class K			2020	2019	2018	2017	2016
Net asset value, beginning of period	$23.53		$20.78	$17.54	$21.54	$20.16	$17.12

Income (loss) from investment operations:
Net investment income (loss) (e)	0.05		0.15	0.20	0.21	0.17	0.17
Net realized and unrealized gain (loss)	4.00		3.86	4.13	(2.62)	2.63	3.40

Total from investment operations	4.05		4.01	4.33	(2.41)	2.80	3.57

Less distributions:
Dividends from net investment income	—		(0.20)	(0.22)	(0.22)	(0.19)	(0.17)
Distributions from net realized gains	—		(1.06)	(0.87)	(1.36)	(1.23)	(0.36)
Return of capital	—		—	—	(0.01)	—	—

Total dividends and distributions	—		(1.26)	(1.09)	(1.59)	(1.42)	(0.53)

Net asset value, end of period	$27.58		$23.53	$20.78	$17.54	$21.54	$20.16

Total return (b)	17.21%		19.59%	24.77%	(11.72)%	14.12%	20.86%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$4,264,546		$4,104,427	$3,313,780	$2,707,319	$2,870,504	$2,490,931
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.57%		0.58%	0.58%	0.58%	0.59%	0.59%
Before waivers and reimbursements (a)(f)	0.57%		0.58%	0.58%	0.58%	0.59%	0.60%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	0.40%		0.77%	1.00%	0.93%	0.80%	0.95%
Before waivers and reimbursements (a)(f)	0.40%		0.77%	1.00%	0.93%	0.80%	0.94%
Portfolio turnover rate^	15	%(z)	32%	18%	19%	16%	18%
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

EQ/INTERNATIONAL MANAGED VOLATILITY PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2021	Market Value	% of Net Assets
Financials	$373,899,090	15.0%
Industrials	342,629,297	13.7
Consumer Discretionary	288,336,856	11.6
Health Care	274,646,158	11.0
Consumer Staples	232,250,925	9.3
Information Technology	201,661,764	8.1
Materials	174,848,223	7.0
Communication Services	108,338,534	4.3
Utilities	75,452,907	3.0
Energy	71,107,613	2.9
Real Estate	66,932,384	2.7
Repurchase Agreements	39,681,160	1.6
Cash and Other	245,004,954	9.8

		100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2021 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/21	Ending Account Value 6/30/21	Expenses Paid During Period* 1/1/21 - 6/30/21
Class IB
Actual	$1,000.00	$1,085.30	$4.66
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.32	4.52
Class K
Actual	1,000.00	1,087.60	3.38
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.56	3.27

* Expenses are equal to the Portfolio’s Class IB and Class K shares annualized expense ratio of 0.90% and 0.65%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

EQ/INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Australia (7.3%)
Afterpay Ltd.*	28,324	$2,510,118
AGL Energy Ltd.	86,034	529,074
Ampol Ltd.	33,046	699,124
APA Group	159,651	1,065,599
Aristocrat Leisure Ltd.	76,564	2,474,192
ASX Ltd.	24,853	1,448,398
Aurizon Holdings Ltd.	220,504	615,165
AusNet Services Ltd.	212,420	278,783
Australia & New Zealand Banking Group Ltd.	368,457	7,778,530
BHP Group Ltd.	384,314	13,998,665
BHP Group plc	274,913	8,100,116
BlueScope Steel Ltd.	66,740	1,099,135
Brambles Ltd.	190,808	1,637,024
Cochlear Ltd.	8,719	1,645,623
Coles Group Ltd.	169,928	2,177,907
Commonwealth Bank of Australia	231,447	17,334,803
Computershare Ltd.	67,426	854,568
Crown Resorts Ltd.*	50,451	450,624
CSL Ltd.	59,360	12,695,812
Dexus (REIT)	146,591	1,173,016
Domino’s Pizza Enterprises Ltd.	7,901	714,065
Endeavour Group Ltd.*	165,078	778,704
Evolution Mining Ltd.	195,694	660,423
Fortescue Metals Group Ltd.	219,813	3,847,570
Glencore plc*	1,303,710	5,580,690
Goodman Group (REIT)	218,638	3,471,193
GPT Group (The) (REIT)	251,796	925,289
Insurance Australia Group Ltd.	330,212	1,277,835
Lendlease Corp. Ltd.	85,624	735,889
Macquarie Group Ltd.	44,843	5,260,742
Magellan Financial Group Ltd.	15,852	640,299
Medibank Pvt Ltd.	370,442	877,889
Mirvac Group (REIT)	518,657	1,135,783
National Australia Bank Ltd.	428,377	8,423,472
Newcrest Mining Ltd.	108,722	2,061,232
Northern Star Resources Ltd.	146,480	1,074,359
Oil Search Ltd.	260,391	744,018
Orica Ltd.	53,155	529,389
Origin Energy Ltd.	243,648	824,084
Qantas Airways Ltd.*	105,752	369,579
QBE Insurance Group Ltd.	199,328	1,612,954
Ramsay Health Care Ltd.	23,556	1,112,064
REA Group Ltd.	7,127	903,447
Reece Ltd.	37,924	671,494
Rio Tinto Ltd.	48,886	4,642,883
Rio Tinto plc	146,413	12,048,694
Santos Ltd.	244,387	1,299,441
Scentre Group (REIT)	691,496	1,420,930
SEEK Ltd.	43,293	1,075,976
Sonic Healthcare Ltd.	58,553	1,686,214
South32 Ltd.	633,261	1,391,498
Stockland (REIT)	323,895	1,131,938
Suncorp Group Ltd.	175,286	1,460,473
Sydney Airport*	171,873	746,309
Tabcorp Holdings Ltd.	298,165	1,158,294
Telstra Corp. Ltd.	542,863	1,530,772
Transurban Group	355,197	3,790,587
Treasury Wine Estates Ltd.	93,363	817,805
Vicinity Centres (REIT)	475,722	551,206
Washington H Soul Pattinson & Co. Ltd. (x)	15,028	380,146
Wesfarmers Ltd.	147,920	6,556,117
Westpac Banking Corp.	475,892	9,211,465
WiseTech Global Ltd.	20,729	496,375
Woodside Petroleum Ltd.	127,146	2,117,793
Woolworths Group Ltd.	165,078	4,720,503

		181,034,158

Austria (0.2%)
Erste Group Bank AG	36,446	1,337,098
Mondi plc	64,689	1,701,097
OMV AG	18,889	1,074,414
Raiffeisen Bank International AG	21,501	486,951
Verbund AG	8,887	818,257
voestalpine AG	14,333	583,621

		6,001,438

Belgium (0.8%)
Ageas SA/NV	22,649	1,256,863
Anheuser-Busch InBev SA/NV	99,967	7,208,167
Elia Group SA/NV	3,959	417,800
Etablissements Franz Colruyt NV	7,686	429,801
Groupe Bruxelles Lambert SA (Swiss Stock exchange)	6,489	724,755
Groupe Bruxelles Lambert SA (Turquoise Stock Exchange)	8,184	915,492
KBC Group NV	32,349	2,466,408
Proximus SADP	21,281	411,061
Sofina SA	2,034	877,419
Solvay SA	9,379	1,192,187
UCB SA	15,986	1,671,108
Umicore SA	25,830	1,577,338

		19,148,399

Brazil (0.0%)
Yara International ASA	21,864	1,150,824

Chile (0.0%)
Antofagasta plc	52,537	1,043,241

China (0.5%)
BOC Hong Kong Holdings Ltd.	480,000	1,628,994
Budweiser Brewing Co. APAC Ltd. (m)	236,500	746,268
Chow Tai Fook Jewellery Group Ltd.	261,000	596,337
ESR Cayman Ltd. (m)*	209,200	705,928
Futu Holdings Ltd. (ADR)*	6,530	1,169,458
Prosus NV*	64,171	6,275,205
Wilmar International Ltd.	246,400	824,571

		11,946,761

Denmark (2.3%)
Ambu A/S, Class B	22,107	849,910
AP Moller - Maersk A/S, Class A	417	1,158,324
AP Moller - Maersk A/S, Class B	810	2,328,124
Carlsberg A/S, Class B	13,179	2,456,648
Chr Hansen Holding A/S	13,577	1,225,367
Coloplast A/S, Class B	15,544	2,550,492
Danske Bank A/S	88,559	1,558,299

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Demant A/S*	15,562	$875,963
DSV Panalpina A/S	27,005	6,297,758
Genmab A/S*	8,598	3,518,034
GN Store Nord A/S	17,235	1,505,495
Novo Nordisk A/S, Class B	224,643	18,820,400
Novozymes A/S, Class B	28,212	2,126,500
Orsted A/S (m)	25,203	3,536,558
Pandora A/S	12,902	1,734,325
ROCKWOOL International A/S, Class B	1,142	555,954
Tryg A/S	40,865	1,003,176
Vestas Wind Systems A/S	128,770	5,026,573

		57,127,900

Finland (1.1%)
Elisa OYJ	18,949	1,130,629
Fortum OYJ	59,022	1,627,859
Kesko OYJ, Class B	34,870	1,287,962
Kone OYJ, Class B	44,067	3,594,968
Neste OYJ	56,364	3,451,288
Nokia OYJ*	703,396	3,766,161
Nordea Bank Abp (Aquis Stock Exchange)	6,394	71,253
Nordea Bank Abp (Turquoise Stock Exchange)	414,054	4,608,825
Orion OYJ, Class B	14,233	611,783
Sampo OYJ, Class A	62,057	2,852,119
Stora Enso OYJ, Class R	77,504	1,413,887
UPM-Kymmene OYJ	71,050	2,687,496
Wartsila OYJ Abp	55,498	823,572

		27,927,802

France (9.5%)
Accor SA*	23,677	884,082
Adevinta ASA*	29,558	566,433
Aeroports de Paris*	4,202	547,330
Air Liquide SA	61,796	10,819,728
Airbus SE*	76,607	9,850,337
Alstom SA (x)	33,394	1,686,433
Amundi SA (m)	8,092	713,395
Arkema SA	8,009	1,004,748
Atos SE	12,471	758,598
AXA SA	252,402	6,400,224
BioMerieux	5,447	632,960
BNP Paribas SA	146,660	9,194,204
Bollore SA	104,213	558,539
Bouygues SA	29,390	1,086,946
Bureau Veritas SA*	37,689	1,192,322
Capgemini SE (x)	21,285	4,088,668
Carrefour SA	79,185	1,557,226
Cie de Saint-Gobain	66,963	4,409,952
Cie Generale des Etablissements Michelin SCA	22,491	3,586,941
CNP Assurances	20,188	343,509
Covivio (REIT)	6,969	595,963
Credit Agricole SA	149,864	2,099,362
Danone SA	82,330	5,795,866
Dassault Aviation SA	297	349,350
Dassault Systemes SE	17,547	4,254,900
Edenred	32,591	1,856,882
Eiffage SA	10,687	1,087,267
Electricite de France SA	60,662	828,633
Engie SA	243,333	3,333,700
EssilorLuxottica SA (Borsa Italiana Stock Exchange)	11,323	2,093,689
EssilorLuxottica SA (Turquoise Stock Exchange)	25,904	4,780,587
Eurazeo SE	5,700	496,770
Faurecia SE (Euronext Paris)	13,525	663,480
Faurecia SE (Italian Stock Exchange)	2,145	104,899
Gecina SA (REIT)	6,060	928,385
Getlink SE	60,889	949,419
Hermes International	4,132	6,019,059
Iliad SA	2,169	317,371
Ipsen SA	4,385	456,101
Kering SA	9,786	8,551,963
Klepierre SA (REIT)	27,566	710,275
La Francaise des Jeux SAEM (m)(x)	10,933	642,745
Legrand SA	34,635	3,665,770
L’Oreal SA	32,867	14,645,695
LVMH Moet Hennessy Louis Vuitton SE	36,218	28,399,855
Natixis SA	116,624	553,148
Orange SA	265,390	3,025,708
Orpea SA	7,216	917,671
Pernod Ricard SA	27,331	6,066,728
Publicis Groupe SA	28,523	1,824,313
Remy Cointreau SA	3,014	622,207
Renault SA*	26,153	1,057,007
Safran SA	44,590	6,181,864
Sanofi	147,820	15,487,526
Sartorius Stedim Biotech	3,638	1,720,758
SCOR SE (x)*	20,441	650,061
SEB SA	3,082	556,943
Societe Generale SA	104,880	3,091,626
Sodexo SA*	11,958	1,115,903
Suez SA (x)	46,512	1,105,790
Teleperformance	7,824	3,175,623
Thales SA	13,626	1,390,151
TotalEnergies SE	325,933	14,745,956
Ubisoft Entertainment SA*	12,028	842,040
Unibail-Rodamco-Westfield (REIT)*	16,259	1,407,182
Valeo SA	31,601	950,636
Veolia Environnement SA	71,505	2,159,526
Vinci SA	69,350	7,400,036
Vivendi SE (x)	92,834	3,118,507
Wendel SE	3,045	409,443
Worldline SA (m)*	31,443	2,943,162

		236,030,076

Germany (8.3%)
adidas AG	24,815	9,236,315
Allianz SE (Registered)	53,787	13,412,500
Aroundtown SA	134,473	1,049,190
BASF SE	119,824	9,439,882
Bayer AG (Registered)	127,889	7,765,709
Bayerische Motoren Werke AG	42,925	4,545,729
Bayerische Motoren Werke AG (Preference) (q)	8,023	721,106
Bechtle AG	3,868	718,472
Beiersdorf AG	13,384	1,614,780
Brenntag SE	20,583	1,913,941

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Carl Zeiss Meditec AG	5,130	$991,208
Commerzbank AG*	133,548	947,277
Continental AG	14,205	2,088,267
Covestro AG (m)	24,229	1,564,611
Daimler AG (Registered)	111,656	9,969,427
Deutsche Bank AG (Registered)*	259,299	3,377,797
Deutsche Boerse AG	24,714	4,313,641
Deutsche Lufthansa AG (Registered) (x)*	36,165	406,956
Deutsche Post AG (Registered)	129,317	8,795,447
Deutsche Telekom AG (Registered)	433,707	9,160,143
Deutsche Wohnen SE	45,542	2,785,394
E.ON SE	289,533	3,348,682
Evonik Industries AG	27,696	928,730
Fresenius Medical Care AG & Co. KGaA	26,746	2,221,253
Fresenius SE & Co. KGaA	54,845	2,861,103
FUCHS PETROLUB SE (Preference) (q)	9,892	481,142
GEA Group AG	21,057	852,918
Hannover Rueck SE	7,894	1,320,740
HeidelbergCement AG	19,792	1,697,701
HelloFresh SE*	19,689	1,913,924
Henkel AG & Co. KGaA	13,666	1,258,276
Henkel AG & Co. KGaA (Preference) (q)	23,736	2,506,027
Infineon Technologies AG	171,729	6,886,688
Just Eat Takeaway.com NV (m)*	23,398	2,160,439
KION Group AG	9,779	1,042,199
Knorr-Bremse AG	9,339	1,074,151
LANXESS AG	11,068	758,823
LEG Immobilien SE	9,929	1,429,869
Merck KGaA	17,071	3,273,121
MTU Aero Engines AG	7,168	1,775,536
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	18,277	5,005,138
Nemetschek SE	7,573	579,369
Porsche Automobil Holding SE (Preference) (q)	20,206	2,164,959
Puma SE	13,774	1,642,235
Rational AG (x)	725	656,787
RWE AG	83,070	3,010,168
SAP SE	136,229	19,196,646
Sartorius AG (Preference) (q)	3,419	1,779,741
Scout24 AG (m)	11,842	998,642
Siemens AG (Registered)	99,801	15,812,462
Siemens Energy AG*	53,245	1,604,898
Siemens Healthineers AG (m)	34,896	2,138,412
Symrise AG	16,807	2,341,646
TeamViewer AG (m)*	20,012	752,691
Telefonica Deutschland Holding AG	147,959	390,359
Uniper SE	11,936	439,596
United Internet AG (Registered), Class G	12,524	512,039
Volkswagen AG (x)	4,096	1,344,371
Volkswagen AG (Preference) (q)	24,241	6,070,683
Vonovia SE	69,469	4,490,969
Zalando SE (m) (x)*	26,753	3,234,096

		206,775,021

Hong Kong (2.4%)
AIA Group Ltd.	1,577,812	19,610,120
Bank of East Asia Ltd. (The)	158,000	293,440
CK Asset Holdings Ltd.	261,652	1,806,286
CK Infrastructure Holdings Ltd.	85,000	506,871
CLP Holdings Ltd.	213,000	2,106,874
Hang Lung Properties Ltd.	278,000	675,280
Hang Seng Bank Ltd.	101,500	2,027,569
Henderson Land Development Co. Ltd.	187,025	886,431
HK Electric Investments & HK Electric Investments Ltd. (m)	333,500	338,040
HKT Trust & HKT Ltd.	516,013	703,144
Hong Kong & China Gas Co. Ltd.	1,491,722	2,317,037
Hong Kong Exchanges & Clearing Ltd.	157,158	9,367,583
Hongkong Land Holdings Ltd. (Bermuda Stock Exchange)	143,700	671,079
Hongkong Land Holdings Ltd. (Singapore Stock Exchange)	600	2,856
Jardine Matheson Holdings Ltd. (London Stock Exchange)	28,000	1,795,080
Jardine Matheson Holdings Ltd. (Singapore Stock Exchange)	100	6,392
Link REIT (REIT)	268,400	2,601,278
Melco Resorts & Entertainment Ltd. (ADR)*	26,196	434,068
MTR Corp. Ltd.	206,000	1,147,496
New World Development Co. Ltd.	212,621	1,104,962
Power Assets Holdings Ltd.	187,000	1,147,631
Sino Land Co. Ltd.	403,172	635,579
Sun Hung Kai Properties Ltd.	173,500	2,585,417
Swire Pacific Ltd., Class A	73,000	495,016
Swire Properties Ltd.	138,800	413,845
Techtronic Industries Co. Ltd.	177,000	3,091,225
WH Group Ltd. (m)	1,253,500	1,126,879
Wharf Real Estate Investment Co. Ltd.	224,900	1,307,811
Xinyi Glass Holdings Ltd.	230,000	937,560

		60,142,849

Ireland (0.6%)
CRH plc	102,419	5,161,341
Flutter Entertainment plc*	21,687	3,926,736
Kerry Group plc, Class A	21,183	2,958,870
Kingspan Group plc	19,989	1,887,624
Smurfit Kappa Group plc	31,677	1,718,416

		15,652,987

Israel (0.5%)
Azrieli Group Ltd.	4,926	346,768
Bank Hapoalim BM*	143,093	1,148,203
Bank Leumi Le-Israel BM*	189,631	1,440,199
Check Point Software Technologies Ltd.*	14,454	1,678,543
Elbit Systems Ltd.	3,809	493,044
ICL Group Ltd.	96,042	651,347

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Israel Discount Bank Ltd., Class A*	150,641	$717,129
Mizrahi Tefahot Bank Ltd.*	17,011	523,873
Nice Ltd.*	8,358	2,041,207
Teva Pharmaceutical Industries Ltd. (ADR)*	142,189	1,407,671
Wix.com Ltd.*	7,243	2,102,498

		12,550,482

Italy (1.8%)
Amplifon SpA	17,642	871,067
Assicurazioni Generali SpA	147,733	2,961,323
Atlantia SpA*	63,307	1,146,262
Davide Campari-Milano NV	68,194	913,325
DiaSorin SpA	3,478	657,784
Enel SpA	1,061,070	9,853,939
Eni SpA	329,953	4,018,053
Ferrari NV	16,319	3,366,944
FinecoBank Banca Fineco SpA*	81,762	1,425,155
Infrastrutture Wireless Italiane SpA (m)	37,216	419,754
Intesa Sanpaolo SpA	2,154,652	5,951,590
Mediobanca Banca di Credito Finanziario SpA*	81,255	949,029
Moncler SpA	26,080	1,764,544
Nexi SpA (m)*	58,185	1,277,058
Poste Italiane SpA (m)	66,421	878,159
Prysmian SpA	31,222	1,119,160
Recordati Industria Chimica e Farmaceutica SpA	13,735	784,999
Snam SpA	268,166	1,550,142
Telecom Italia SpA (Aquis Stock Exchange)	683,545	362,137
Telecom Italia SpA (Turquoise Stock Exchange)	1,086,535	539,694
Terna SpA (x)	186,552	1,390,046
UniCredit SpA	281,330	3,319,191

		45,519,355

Japan (20.5%)
ABC-Mart, Inc.	4,700	269,490
Acom Co. Ltd.	50,400	219,574
Advantest Corp.	25,900	2,333,669
Aeon Co. Ltd.	87,100	2,340,281
AGC, Inc. (x)	25,300	1,061,236
Aisin Corp.	20,300	867,951
Ajinomoto Co., Inc.	62,300	1,617,293
ANA Holdings, Inc.*	16,000	376,183
Asahi Group Holdings Ltd. (x)	60,200	2,812,892
Asahi Intecc Co. Ltd.	26,300	628,766
Asahi Kasei Corp.	165,000	1,812,705
Astellas Pharma, Inc.	241,500	4,205,246
Azbil Corp.	17,500	725,393
Bandai Namco Holdings, Inc.	27,000	1,873,316
Bridgestone Corp. (x)	72,100	3,280,665
Brother Industries Ltd.	28,000	558,765
Canon, Inc. (x)	131,700	2,979,091
Capcom Co. Ltd.	21,600	631,892
Casio Computer Co. Ltd.	25,000	417,886
Central Japan Railway Co.	19,100	2,896,935
Chiba Bank Ltd. (The)	74,600	449,232
Chubu Electric Power Co., Inc.	83,600	1,021,907
Chugai Pharmaceutical Co. Ltd.	86,800	3,439,341
Concordia Financial Group Ltd.	138,600	507,765
Cosmos Pharmaceutical Corp.	2,400	352,131
CyberAgent, Inc.	54,000	1,159,278
Dai Nippon Printing Co. Ltd.	30,800	651,237
Daifuku Co. Ltd.	13,400	1,217,030
Dai-ichi Life Holdings, Inc.	132,900	2,433,220
Daiichi Sankyo Co. Ltd.	223,500	4,817,235
Daikin Industries Ltd.	32,700	6,089,950
Daito Trust Construction Co. Ltd.	8,900	973,356
Daiwa House Industry Co. Ltd.	73,800	2,215,428
Daiwa House REIT Investment Corp. (REIT)	264	778,253
Daiwa Securities Group, Inc.	199,700	1,096,692
Denso Corp.	56,000	3,820,370
Dentsu Group, Inc. (x)	28,381	1,015,478
Disco Corp.	3,800	1,161,258
East Japan Railway Co.	39,709	2,833,370
Eisai Co. Ltd.	31,000	3,048,517
ENEOS Holdings, Inc.	399,790	1,673,004
FANUC Corp.	25,200	6,077,987
Fast Retailing Co. Ltd.	7,600	5,721,122
Fuji Electric Co. Ltd.	17,900	836,230
FUJIFILM Holdings Corp.	48,000	3,559,764
Fujitsu Ltd.	25,500	4,774,292
GLP J-REIT (REIT)	495	853,702
GMO Payment Gateway, Inc.	5,100	664,269
Hakuhodo DY Holdings, Inc.	33,300	516,758
Hamamatsu Photonics KK	17,500	1,055,403
Hankyu Hanshin Holdings, Inc.	30,500	940,299
Harmonic Drive Systems, Inc.	5,500	302,984
Hikari Tsushin, Inc.	2,600	456,600
Hino Motors Ltd.	37,100	326,268
Hirose Electric Co. Ltd.	4,124	603,222
Hisamitsu Pharmaceutical Co., Inc.	5,800	285,575
Hitachi Construction Machinery Co. Ltd.	15,400	470,615
Hitachi Ltd.	126,300	7,231,597
Hitachi Metals Ltd.	31,200	596,506
Honda Motor Co. Ltd.	212,700	6,796,751
Hoshizaki Corp.	6,900	586,309
Hoya Corp.	48,600	6,443,836
Hulic Co. Ltd. (x)	33,300	374,679
Ibiden Co. Ltd.	15,000	808,767
Idemitsu Kosan Co. Ltd.	24,077	581,472
Iida Group Holdings Co. Ltd.	20,800	535,470
Inpex Corp. (x)	132,400	987,980
Isuzu Motors Ltd.	71,200	940,190
Ito En Ltd.	6,900	409,298
ITOCHU Corp.	155,100	4,467,528
Itochu Techno-Solutions Corp.	14,200	439,696
Japan Airlines Co. Ltd.*	16,538	357,421
Japan Exchange Group, Inc.	69,000	1,534,092
Japan Metropolitan Fund Invest (REIT)	930	1,007,894
Japan Post Bank Co. Ltd.	51,600	433,348
Japan Post Holdings Co. Ltd.*	206,100	1,688,760
Japan Post Insurance Co. Ltd.	26,300	486,252
Japan Real Estate Investment Corp. (REIT)	158	971,367

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Japan Tobacco, Inc. (x)	158,800	$2,999,611
JFE Holdings, Inc.	60,500	708,497
JSR Corp.	26,100	789,378
Kajima Corp.	59,800	757,357
Kakaku.com, Inc.	16,200	489,230
Kansai Electric Power Co., Inc. (The)	91,100	868,810
Kansai Paint Co. Ltd.	21,800	555,523
Kao Corp. (x)	62,600	3,851,397
KDDI Corp.	210,400	6,562,276
Keio Corp.	13,600	799,388
Keisei Electric Railway Co. Ltd.	15,100	481,835
Keyence Corp.	25,340	12,789,179
Kikkoman Corp.	18,900	1,247,014
Kintetsu Group Holdings Co. Ltd.*	23,500	824,970
Kirin Holdings Co. Ltd. (x)	109,600	2,136,852
Kobayashi Pharmaceutical Co. Ltd.	6,200	529,619
Kobe Bussan Co. Ltd.	15,700	494,622
Koei Tecmo Holdings Co. Ltd.	8,320	405,908
Koito Manufacturing Co. Ltd.	13,800	858,346
Komatsu Ltd.	116,300	2,889,834
Konami Holdings Corp.	11,800	708,457
Kose Corp.	4,700	739,511
Kubota Corp. (x)	133,800	2,706,230
Kurita Water Industries Ltd.	11,900	570,926
Kyocera Corp.	42,100	2,602,663
Kyowa Kirin Co. Ltd.	34,300	1,216,454
Lasertec Corp.	9,500	1,846,213
Lawson, Inc.	5,600	259,094
Lion Corp.	29,800	504,826
Lixil Corp.	34,000	879,265
M3, Inc.	57,200	4,177,178
Makita Corp.	29,800	1,402,889
Marubeni Corp.	204,100	1,774,886
Mazda Motor Corp.*	71,600	672,851
McDonald’s Holdings Co. Japan Ltd. (x)	8,076	356,203
Medipal Holdings Corp.	22,000	420,217
Meiji Holdings Co. Ltd.	15,222	911,169
Mercari, Inc. (x)*	11,900	631,982
Minebea Mitsumi, Inc.	46,900	1,240,732
MISUMI Group, Inc.	36,700	1,242,108
Mitsubishi Chemical Holdings Corp.	168,100	1,412,497
Mitsubishi Corp.	164,800	4,491,781
Mitsubishi Electric Corp.	236,700	3,435,607
Mitsubishi Estate Co. Ltd.	154,900	2,504,864
Mitsubishi Gas Chemical Co., Inc.	19,200	407,176
Mitsubishi HC Capital, Inc.	87,200	467,024
Mitsubishi Heavy Industries Ltd.	42,699	1,256,429
Mitsubishi UFJ Financial Group, Inc.	1,591,600	8,597,319
Mitsui & Co. Ltd.	201,600	4,537,565
Mitsui Chemicals, Inc.	24,400	842,288
Mitsui Fudosan Co. Ltd.	120,600	2,793,139
Miura Co. Ltd.	11,600	502,759
Mizuho Financial Group, Inc.	314,743	4,497,543
MonotaRO Co. Ltd.	32,400	767,019
MS&AD Insurance Group Holdings, Inc.	58,680	1,694,455
Murata Manufacturing Co. Ltd.	74,900	5,718,545
Nabtesco Corp. (x)	15,000	567,082
NEC Corp.	31,800	1,637,301
Nexon Co. Ltd.	64,800	1,444,213
NGK Insulators Ltd.	31,600	530,198
NH Foods Ltd.	9,700	377,191
Nidec Corp.	58,800	6,814,438
Nihon M&A Center, Inc.	39,400	1,021,751
Nintendo Co. Ltd.	14,700	8,550,466
Nippon Building Fund, Inc. (REIT) (x)	191	1,191,440
Nippon Express Co. Ltd.	9,900	753,895
Nippon Paint Holdings Co. Ltd. (x)	91,900	1,247,448
Nippon Prologis REIT, Inc. (REIT)	259	824,128
Nippon Sanso Holdings Corp.	17,200	352,531
Nippon Shinyaku Co. Ltd.	6,600	523,390
Nippon Steel Corp.	107,008	1,804,577
Nippon Telegraph & Telephone Corp.	167,696	4,369,198
Nippon Yusen KK	19,600	993,276
Nissan Chemical Corp.	15,600	763,887
Nissan Motor Co. Ltd.*	304,200	1,509,568
Nisshin Seifun Group, Inc.	29,315	428,794
Nissin Foods Holdings Co. Ltd.	8,000	576,084
Nitori Holdings Co. Ltd.	10,300	1,822,746
Nitto Denko Corp.	19,700	1,470,030
Nomura Holdings, Inc.	412,400	2,107,752
Nomura Real Estate Holdings, Inc.	14,100	357,656
Nomura Real Estate Master Fund, Inc. (REIT)	539	864,088
Nomura Research Institute Ltd.	43,198	1,428,981
NSK Ltd.	51,800	437,825
NTT Data Corp.	84,100	1,311,898
Obayashi Corp.	84,300	670,029
Obic Co. Ltd.	9,100	1,696,395
Odakyu Electric Railway Co. Ltd.	38,400	969,894
Oji Holdings Corp.	108,400	622,523
Olympus Corp.	153,400	3,048,807
Omron Corp.	24,700	1,958,747
Ono Pharmaceutical Co. Ltd.	49,300	1,100,092
Oracle Corp.	4,900	374,904
Oriental Land Co. Ltd.	26,600	3,790,252
ORIX Corp.	159,300	2,687,860
Orix JREIT, Inc. (REIT)	362	696,661
Osaka Gas Co. Ltd.	51,800	964,708
Otsuka Corp.	13,200	692,704
Otsuka Holdings Co. Ltd. (x)	52,000	2,156,389
Pan Pacific International Holdings Corp.	54,900	1,139,560
Panasonic Corp.	284,900	3,296,629
PeptiDream, Inc.*	11,900	583,780
Persol Holdings Co. Ltd.	24,800	489,995
Pigeon Corp. (x)	14,900	419,794
Pola Orbis Holdings, Inc. (x)	10,600	279,944
Rakuten Group, Inc.	115,800	1,307,108
Recruit Holdings Co. Ltd.	176,700	8,700,203
Renesas Electronics Corp.*	163,500	1,767,528

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Resona Holdings, Inc.	264,205	$1,015,963
Ricoh Co. Ltd.	83,800	940,624
Rinnai Corp.	5,000	475,719
Rohm Co. Ltd.	11,800	1,090,832
Ryohin Keikaku Co. Ltd.	29,700	622,899
Santen Pharmaceutical Co. Ltd.	48,200	663,810
SBI Holdings, Inc.	30,220	714,867
SCSK Corp.	6,200	369,450
Secom Co. Ltd.	27,500	2,090,193
Seiko Epson Corp.	36,900	649,017
Sekisui Chemical Co. Ltd.	48,000	820,487
Sekisui House Ltd.	82,500	1,692,032
Seven & i Holdings Co. Ltd.	98,100	4,677,400
SG Holdings Co. Ltd.	41,800	1,096,030
Sharp Corp.	30,400	501,582
Shimadzu Corp.	30,100	1,163,684
Shimano, Inc.	9,500	2,253,252
Shimizu Corp.	69,900	536,071
Shin-Etsu Chemical Co. Ltd.	46,600	7,793,582
Shionogi & Co. Ltd.	34,800	1,814,004
Shiseido Co. Ltd.	51,800	3,809,873
Shizuoka Bank Ltd. (The)	52,600	406,710
SMC Corp.	7,400	4,372,924
SoftBank Corp.	374,700	4,902,349
SoftBank Group Corp.	163,600	11,449,570
Sohgo Security Services Co. Ltd.	10,400	473,685
Sompo Holdings, Inc.	41,425	1,531,041
Sony Group Corp.	164,500	16,013,930
Square Enix Holdings Co. Ltd.	11,800	585,247
Stanley Electric Co. Ltd.	16,900	489,072
Subaru Corp.	81,400	1,605,726
SUMCO Corp. (x)	35,600	873,217
Sumitomo Chemical Co. Ltd.	203,400	1,078,380
Sumitomo Corp.	146,500	1,962,213
Sumitomo Dainippon Pharma Co. Ltd.	24,100	505,016
Sumitomo Electric Industries Ltd.	99,600	1,469,413
Sumitomo Metal Mining Co. Ltd.	30,099	1,171,773
Sumitomo Mitsui Financial Group, Inc.	170,997	5,895,121
Sumitomo Mitsui Trust Holdings, Inc.	44,468	1,412,153
Sumitomo Realty & Development Co. Ltd.	41,400	1,479,437
Suntory Beverage & Food Ltd. (x)	19,000	714,884
Suzuki Motor Corp.	48,600	2,056,516
Sysmex Corp.	22,100	2,625,861
T&D Holdings, Inc.	71,700	926,785
Taisei Corp.	26,600	871,542
Taisho Pharmaceutical Holdings Co. Ltd.	5,000	267,789
Takeda Pharmaceutical Co. Ltd.	207,163	6,934,958
TDK Corp.	16,900	2,052,127
Terumo Corp.	83,300	3,375,639
THK Co. Ltd.	17,100	510,252
TIS, Inc.	29,500	753,333
Tobu Railway Co. Ltd.	25,300	654,049
Toho Co. Ltd.	16,100	663,738
Toho Gas Co. Ltd.	9,100	445,601
Tohoku Electric Power Co., Inc.	52,000	407,219
Tokio Marine Holdings, Inc.	82,100	3,774,849
Tokyo Century Corp.	5,800	311,679
Tokyo Electric Power Co. Holdings, Inc.*	192,700	572,402
Tokyo Electron Ltd.	19,600	8,482,542
Tokyo Gas Co. Ltd.	47,900	904,148
Tokyu Corp.	62,900	855,501
Toppan, Inc.	32,200	517,368
Toray Industries, Inc.	187,000	1,244,086
Toshiba Corp. (x)	50,700	2,192,839
Tosoh Corp.	32,200	555,337
TOTO Ltd.	19,200	993,744
Toyo Suisan Kaisha Ltd.	10,900	419,438
Toyota Industries Corp.	18,700	1,617,598
Toyota Motor Corp.	276,670	24,181,698
Toyota Tsusho Corp.	28,700	1,356,272
Trend Micro, Inc.	18,600	974,409
Tsuruha Holdings, Inc.	5,000	581,034
Unicharm Corp.	52,400	2,108,358
United Urban Investment Corp. (REIT)	428	619,106
USS Co. Ltd.	31,900	556,480
Welcia Holdings Co. Ltd.	13,200	431,307
West Japan Railway Co.	21,600	1,231,508
Yakult Honsha Co. Ltd.	17,900	1,013,466
Yamada Holdings Co. Ltd.	92,500	427,134
Yamaha Corp.	18,600	1,009,568
Yamaha Motor Co. Ltd. (x)	37,600	1,022,116
Yamato Holdings Co. Ltd.	38,500	1,095,099
Yaskawa Electric Corp.	31,600	1,544,516
Yokogawa Electric Corp.	28,100	419,875
Z Holdings Corp.	359,100	1,799,783
ZOZO, Inc.	14,300	485,913

		512,141,246

Jordan (0.0%)
Hikma Pharmaceuticals plc	22,414	758,389

Luxembourg (0.2%)
ArcelorMittal SA	96,672	2,963,155
Eurofins Scientific SE*	17,877	2,043,454

		5,006,609

Macau (0.2%)
Galaxy Entertainment Group Ltd.*	283,000	2,265,298
Sands China Ltd.*	312,000	1,314,014
SJM Holdings Ltd.*	289,000	315,640
Wynn Macau Ltd.*	174,000	273,853

		4,168,805

Netherlands (4.4%)
ABN AMRO Bank NV (CVA) (m)	56,700	685,229
Adyen NV (m)*	2,573	6,286,451
Aegon NV	240,238	996,733
Akzo Nobel NV	24,863	3,071,952
Argenx SE*	6,075	1,842,638
ASM International NV	6,254	2,054,143
ASML Holding NV	54,727	37,598,738
EXOR NV	14,448	1,157,419
Heineken Holding NV	14,385	1,448,993
Heineken NV	33,704	4,084,374

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
ING Groep NV	508,878	$6,721,899
JDE Peet’s NV*	10,621	385,372
Koninklijke Ahold Delhaize NV	136,420	4,055,324
Koninklijke DSM NV	22,411	4,182,723
Koninklijke KPN NV	428,240	1,337,507
Koninklijke Philips NV	117,857	5,840,108
Koninklijke Vopak NV	8,433	382,978
NN Group NV	37,678	1,777,239
Randstad NV	15,291	1,169,469
Royal Dutch Shell plc, Class A	535,045	10,708,168
Royal Dutch Shell plc, Class B	483,168	9,350,445
Wolters Kluwer NV	34,327	3,448,378

		108,586,280

New Zealand (0.3%)
a2 Milk Co. Ltd. (The)*	92,829	417,875
Auckland International Airport Ltd.*	170,889	868,412
Fisher & Paykel Healthcare Corp. Ltd.	76,597	1,666,205
Mercury NZ Ltd.	88,765	413,852
Meridian Energy Ltd.	172,651	643,241
Ryman Healthcare Ltd.	53,722	493,054
Spark New Zealand Ltd.	257,539	864,095
Xero Ltd.*	16,176	1,663,186

		7,029,920

Norway (0.5%)
DNB ASA	122,966	2,679,212
Equinor ASA	130,203	2,754,933
Gjensidige Forsikring ASA	24,944	549,859
Mowi ASA	58,860	1,497,110
Norsk Hydro ASA	173,869	1,109,430
Orkla ASA	102,381	1,042,817
Schibsted ASA, Class A	8,579	414,097
Schibsted ASA, Class B	12,088	503,447
Telenor ASA	94,829	1,598,078

		12,148,983

Poland (0.0%)
InPost SA*	26,092	523,667

Portugal (0.1%)
EDP - Energias de Portugal SA	372,222	1,972,889
Galp Energia SGPS SA	63,649	690,718
Jeronimo Martins SGPS SA	30,166	550,132

		3,213,739

Russia (0.1%)
Coca-Cola HBC AG	25,890	936,169
Evraz plc	61,370	502,567

		1,438,736

Saudi Arabia (0.1%)
Delivery Hero SE (m)*	20,487	2,706,180

Singapore (0.9%)
Ascendas REIT (REIT)	428,866	940,845
CapitaLand Integrated Commercial Trust (REIT)	561,619	872,896
CapitaLand Ltd.	327,700	904,118
City Developments Ltd.	47,700	258,595
DBS Group Holdings Ltd.	239,200	5,302,708
Genting Singapore Ltd.	744,641	462,390
Keppel Corp. Ltd.	186,200	757,429
Mapletree Commercial Trust (REIT)	300,400	482,534
Mapletree Logistics Trust (REIT)	421,458	642,514
Oversea-Chinese Banking Corp. Ltd.	440,606	3,915,551
Singapore Airlines Ltd.*	164,400	592,950
Singapore Exchange Ltd.	109,200	907,902
Singapore Technologies Engineering Ltd.	207,400	596,890
Singapore Telecommunications Ltd.	1,087,700	1,852,334
United Overseas Bank Ltd.	154,875	2,973,803
UOL Group Ltd.	52,911	287,239
Venture Corp. Ltd.	36,400	520,000

		22,270,698

South Africa (0.3%)
Anglo American plc	168,940	6,712,880

Spain (2.2%)
ACS Actividades de Construccion y Servicios SA	31,289	838,110
Aena SME SA (m)*	8,990	1,474,263
Amadeus IT Group SA*	58,648	4,125,224
Banco Bilbao Vizcaya Argentaria SA	869,888	5,392,524
Banco Santander SA	2,258,168	8,620,606
CaixaBank SA	587,476	1,806,980
Cellnex Telecom SA (m)	66,472	4,234,166
EDP Renovaveis SA	37,594	871,036
Enagas SA (x)	30,951	715,102
Endesa SA (x)	41,251	1,000,768
Ferrovial SA	62,885	1,845,506
Grifols SA	40,465	1,095,895
Iberdrola SA	753,577	9,185,734
Industria de Diseno Textil SA	142,309	5,013,351
Naturgy Energy Group SA	37,251	957,614
Red Electrica Corp. SA (x)	55,324	1,026,975
Repsol SA (x)	194,229	2,430,660
Siemens Gamesa Renewable Energy SA*	32,621	1,089,239
Telefonica SA (x)	681,319	3,183,831

		54,907,584

Sweden (3.1%)
Alfa Laval AB	41,667	1,471,814
Assa Abloy AB, Class B	133,533	4,022,482
Atlas Copco AB, Class A	87,843	5,378,499
Atlas Copco AB, Class B	51,980	2,733,200
Boliden AB*	35,369	1,359,694
Electrolux AB	30,895	856,660
Embracer Group AB*	33,457	905,025
Epiroc AB, Class A	87,114	1,984,930
Epiroc AB, Class B	53,606	1,052,001
EQT AB	32,196	1,168,493
Essity AB, Class B	81,079	2,688,707
Evolution AB (m)	22,160	3,501,850
Fastighets AB Balder, Class B*	14,348	900,302
H & M Hennes & Mauritz AB, Class B*	95,279	2,260,039

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Hexagon AB, Class B	258,909	$3,836,092
Husqvarna AB, Class B	52,123	692,488
ICA Gruppen AB	13,090	609,218
Industrivarden AB, Class C	20,811	761,618
Industrivarden AB, Class A	15,139	588,712
Investment AB Latour, Class B	18,533	608,087
Investor AB, Class B	237,688	5,478,314
Kinnevik AB, Class B (x)*	32,560	1,303,450
L E Lundbergforetagen AB, Class B	9,254	597,102
Lundin Energy AB	23,498	831,399
Nibe Industrier AB, Class B	185,978	1,956,245
Sandvik AB	146,348	3,738,175
Securitas AB, Class B	40,376	637,384
Sinch AB (m)*	59,380	999,138
Skandinaviska Enskilda Banken AB, Class A	215,928	2,789,269
Skanska AB, Class B	42,740	1,133,660
SKF AB, Class B	49,545	1,261,478
Svenska Cellulosa AB SCA, Class B	80,024	1,311,432
Svenska Handelsbanken AB, Class A	190,286	2,146,974
Swedbank AB, Class A	120,650	2,244,927
Swedish Match AB	209,652	1,787,827
Tele2 AB, Class B (x)	66,531	906,453
Telefonaktiebolaget LM Ericsson, Class B	380,781	4,785,736
Telia Co. AB	321,984	1,428,933
Volvo AB, Class A	26,124	647,750
Volvo AB, Class B (x)	185,121	4,453,841

		77,819,398

Switzerland (8.7%)
ABB Ltd. (Registered)	226,284	7,676,903
Adecco Group AG (Registered)	19,946	1,355,099
Alcon, Inc.	65,507	4,586,375
Baloise Holding AG (Registered)	5,933	925,298
Banque Cantonale Vaudoise (Registered)	3,614	324,586
Barry Callebaut AG (Registered)	472	1,096,785
Chocoladefabriken Lindt & Spruengli AG	130	1,293,326
Chocoladefabriken Lindt & Spruengli AG (Registered)	12	1,256,741
Cie Financiere Richemont SA (Registered)	68,532	8,291,983
Clariant AG (Registered)	24,093	479,126
Credit Suisse Group AG (Registered)	326,105	3,415,952
EMS-Chemie Holding AG (Registered)	915	898,930
Geberit AG (Registered)	4,935	3,701,583
Givaudan SA (Registered)	1,205	5,604,015
Holcim Ltd.*	69,111	4,145,540
Julius Baer Group Ltd.	30,357	1,981,038
Kuehne + Nagel International AG (Registered)	7,241	2,477,709
Logitech International SA (Registered)	21,909	2,654,417
Lonza Group AG (Registered)	9,715	6,885,811
Nestle SA (Registered)	375,853	46,804,413
Novartis AG (Registered)	289,666	26,397,879
Partners Group Holding AG	2,961	4,485,103
Roche Holding AG	91,656	34,527,640
Roche Holding AG CHF 1	4,230	1,718,059
Schindler Holding AG	5,425	1,659,308
Schindler Holding AG (Registered)	2,502	731,198
SGS SA (Registered)	793	2,446,065
Sika AG (Registered)	18,497	6,047,384
Sonova Holding AG (Registered)	7,102	2,671,166
STMicroelectronics NV	84,508	3,066,785
Straumann Holding AG (Registered)	1,355	2,160,092
Swatch Group AG (The)	3,905	1,339,581
Swatch Group AG (The) (Registered)	6,356	419,383
Swiss Life Holding AG (Registered)	4,027	1,956,811
Swiss Prime Site AG (Registered)	10,121	1,004,169
Swisscom AG (Registered)	3,476	1,984,354
Temenos AG (Registered)	8,707	1,398,390
UBS Group AG (Registered)	481,986	7,376,300
Vifor Pharma AG	6,324	818,480
Zurich Insurance Group AG	19,806	7,945,947

		216,009,724

Taiwan (0.0%)
Sea Ltd. (ADR)*	1,797	493,456

United Arab Emirates (0.0%)
NMC Health plc (r)*	12,466	—

United Kingdom (10.6%)
3i Group plc	126,520	2,052,927
Admiral Group plc	24,387	1,060,614
Ashtead Group plc	58,469	4,338,412
Associated British Foods plc	46,366	1,421,300
AstraZeneca plc	171,254	20,569,650
Auto Trader Group plc (m)*	131,363	1,150,979
AVEVA Group plc	14,658	751,849
Aviva plc	523,278	2,938,109
BAE Systems plc	413,856	2,988,382
Barclays plc	2,264,879	5,361,202
Barratt Developments plc	131,569	1,265,260
Berkeley Group Holdings plc	16,078	1,021,960
BP plc	2,650,827	11,550,700
British American Tobacco plc	284,340	11,013,171
British Land Co. plc (The) (REIT)	109,910	752,439
BT Group plc*	1,189,088	3,191,039
Bunzl plc	45,522	1,504,367
Burberry Group plc*	53,472	1,528,175
CK Hutchison Holdings Ltd.	352,152	2,743,994
CNH Industrial NV	137,466	2,269,779
Coca-Cola Europacific Partners plc	27,156	1,610,894
Compass Group plc*	232,724	4,899,731
Croda International plc	18,062	1,840,907
DCC plc	13,445	1,100,657
Diageo plc	305,237	14,613,531
Direct Line Insurance Group plc	179,656	708,277
Entain plc*	78,835	1,903,511
Experian plc	119,495	4,605,187
GlaxoSmithKline plc	656,343	12,887,006

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Halma plc	49,772	$1,853,431
Hargreaves Lansdown plc	42,558	935,452
HSBC Holdings plc	2,657,296	15,339,270
Imperial Brands plc	121,847	2,624,338
Informa plc*	196,588	1,364,052
InterContinental Hotels Group plc*	23,118	1,538,196
Intertek Group plc	21,271	1,627,157
J Sainsbury plc	236,024	887,405
JD Sports Fashion plc	54,043	687,023
Johnson Matthey plc	25,412	1,080,234
Kingfisher plc	284,524	1,434,607
Land Securities Group plc (REIT)	90,160	842,348
Legal & General Group plc	794,933	2,832,649
Lloyds Banking Group plc	9,244,241	5,970,511
London Stock Exchange Group plc	41,405	4,564,860
M&G plc	351,928	1,114,336
Melrose Industries plc	647,248	1,388,670
National Grid plc	460,533	5,866,005
Natwest Group plc	630,870	1,773,291
Next plc*	17,712	1,924,799
Ocado Group plc*	62,612	1,734,822
Pearson plc	102,353	1,175,155
Persimmon plc	41,588	1,701,698
Phoenix Group Holdings plc	77,863	728,536
Prudential plc	340,436	6,468,157
Reckitt Benckiser Group plc	92,489	8,184,324
RELX plc (London Stock Exchange)	122,051	3,239,908
RELX plc (Turquoise Stock Exchange)	130,049	3,466,542
Rentokil Initial plc	246,660	1,688,964
Rolls-Royce Holdings plc*	1,101,068	1,506,658
Sage Group plc (The)	147,135	1,392,565
Schroders plc	16,221	788,265
Segro plc (REIT)	155,756	2,358,180
Severn Trent plc	32,847	1,136,386
Smith & Nephew plc	113,416	2,451,381
Smiths Group plc	54,056	1,188,933
Spirax-Sarco Engineering plc	9,362	1,763,204
SSE plc	133,917	2,779,637
St James’s Place plc	69,269	1,415,259
Standard Chartered plc	350,002	2,231,967
Standard Life Aberdeen plc	291,276	1,091,919
Taylor Wimpey plc	488,456	1,073,995
Tesco plc	1,030,068	3,176,799
Unilever plc (Cboe Europe)	207,162	12,126,134
Unilever plc (London Stock Exchange)	135,847	7,949,835
United Utilities Group plc	86,371	1,164,184
Vodafone Group plc	3,519,259	5,907,063
Whitbread plc*	25,533	1,102,684
Wm Morrison Supermarkets plc	331,307	1,130,619
WPP plc	163,246	2,199,921

		263,616,337

United States (1.1%)
CyberArk Software Ltd.*	5,030	655,258
Ferguson plc	29,072	4,041,637
James Hardie Industries plc (CHDI)	59,063	2,005,203
QIAGEN NV*	29,815	1,440,994
Schneider Electric SE	70,280	11,056,823
Stellantis NV (Euronext Paris)	146,873	2,880,518
Stellantis NV (Italian Stock Exchange)	117,693	2,310,185
Swiss Re AG	38,022	3,430,507
Tenaris SA	58,253	634,923

		28,456,048

Total Common Stocks (88.6%) (Cost $1,608,492,704)		2,210,059,972

	Number of Rights	Value (Note 1)
RIGHTS:
Spain (0.0%)
ACS Actividades de Construccion y Servicios SA, expiring 7/6/21 (x)* (Cost $44,326)	31,289	43,779

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Repurchase Agreements (1.6%)
Citigroup Global Markets, Inc., 0.07%, dated 6/30/21, due 7/1/21, repurchase price $3,481,167, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-5.000%, maturing 4/30/22-2/15/42; total market value $3,550,784. (xx)	$3,481,160	3,481,160
Deutsche Bank AG, 0.17%, dated 6/30/21, due 7/1/21, repurchase price $400,002, collateralized by various Foreign Government Agency Securities, ranging from 0.125%-1.875%, maturing 2/12/22-2/15/23; total market value $408,014. (xx)	400,000	400,000
Deutsche Bank AG, 0.23%, dated 6/30/21, due 7/1/21, repurchase price $10,000,064, collateralized by various Common Stocks; total market value $11,112,278. (xx)	10,000,000	10,000,000
Deutsche Bank AG, 0.23%, dated 6/30/21, due 7/1/21, repurchase price $5,000,032, collateralized by various Common Stocks; total market value $5,556,139. (xx)	5,000,000	5,000,000
HSBC Bank plc, 0.10%, dated 6/30/21, due 7/1/21, repurchase price $1,800,005, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-6.125%, maturing 7/15/21-2/15/50; total market value $1,836,740. (xx)	1,800,000	1,800,000

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Principal Amount	Value (Note 1)
HSBC Bank plc, 0.10%, dated 6/30/21, due 7/1/21, repurchase price $2,000,006, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-6.125%, maturing 7/15/21-2/15/50; total market value $2,040,822. (xx)	$2,000,000	$2,000,000
NBC Global Finance Ltd., 0.28%, dated 6/30/21, due 7/7/21, repurchase price $2,000,109, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 2.125%-3.875%, maturing 12/31/23-4/15/29; total market value $2,222,615. (xx)	2,000,000	2,000,000
Nomura Securities Co. Ltd., 0.04%, dated 6/30/21, due 7/1/21, repurchase price $10,000,011, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-1.625%, maturing 7/31/22-8/15/27; total market value $10,200,002. (xx)	10,000,000	10,000,000
Societe Generale SA, 0.20%, dated 6/30/21, due 7/1/21, repurchase price $5,000,028, collateralized by various Common Stocks; total market value $5,555,732. (xx)	5,000,000	5,000,000

Total Repurchase Agreements		39,681,160

Total Short-Term Investments (1.6%) (Cost $39,681,160)		39,681,160

Total Investments in Securities (90.2%) (Cost $1,648,218,190)		2,249,784,911
Other Assets Less Liabilities (9.8%)		245,004,954

Net Assets (100%)		$2,494,789,865

*	Non-income producing.
(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At June 30, 2021, the market value of these securities amounted to $45,215,093 or 1.8% of net assets.

(q)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.
(r)	Value determined using significant unobservable inputs.
(x)	All or a portion of security is on loan at June 30, 2021.
(xx)

At June 30, 2021, the Portfolio had loaned securities with a total value of $52,072,509. This was collateralized by $15,544,009 of various U.S. Government Treasury Securities, ranging from 0.000% - 8.000%, maturing 7/8/21 - 2/15/51 and by cash of $39,681,160 which was subsequently invested in joint repurchase agreements as detailed in the Notes to the Financial Statements.

Glossary:

ADR	— American Depositary Receipt
AUD	— Australian Dollar
CHDI	— Clearing House Electronic Subregister System (CHESS)
Depository Interest
CHF	— Swiss Franc
CVA	— Dutch Certification
DKK	— Denmark Krone
EUR	— European Currency Unit
GBP	— British Pound
HKD	— Hong Kong Dollar
ILS	— Israeli Shekel
JPY	— Japanese Yen
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
REIT	— Real Estate Investment Trust
SDR	— Swedish Krona
SEK	— Swedish Krona
SGD	— Singapore Dollar
USD	— United States Dollar

Investments in companies which were affiliates for the six months ended June 30, 2021, were as follows:

Security Description	Shares at June 30, 2021	Market Value December 31, 2020 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value June 30, 2021 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
COMMON STOCKS:
Financials
Insurance
AXA SA**	252,402	6,318,191	—	(308,729)	13,913	376,849	6,400,224	381,106	—

**	Not affiliated at June 30, 2021.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

Futures contracts outstanding as of June 30, 2021 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
EURO STOXX 50 Index	2,331	9/2021	EUR	112,093,341	(1,771,719)
FTSE 100 Index	727	9/2021	GBP	70,200,034	(869,823)
SPI 200 Index	208	9/2021	AUD	28,167,822	(218,541)
TOPIX Index	401	9/2021	JPY	70,133,039	(358,026)

					(3,218,109)

Forward Foreign Currency Contracts outstanding as of June 30, 2021 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
USD	68,952,350	EUR	56,472,725	HSBC Bank plc	9/17/2021	1,880,636

Total unrealized appreciation						1,880,636

AUD	21,432,966	USD	16,613,335	HSBC Bank plc	9/17/2021	(534,302)
GBP	28,345,419	USD	40,112,736	HSBC Bank plc	9/17/2021	(895,526)
JPY	4,607,239,079	USD	42,090,480	HSBC Bank plc	9/17/2021	(591,364)

Total unrealized depreciation						(2,021,192)

Net unrealized depreciation						(140,556)

Foreign cash on the statement of assets and liabilities is maintained at JPMorgan or its affiliates and is comprised of the following (in USD): AUD 9,962,593, CHF 1,991, DKK 1,875, EUR 178,867,109, GBP 30,302,565, HKD 8,689, ILS 5,744, JPY 29,305,534, NOK 1,922, NZD 2,000, SEK 2,084 and SGD 131,749.

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2021:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Australia	$—	$181,034,158	$—	$181,034,158
Austria	—	6,001,438	—	6,001,438
Belgium	—	19,148,399	—	19,148,399
Brazil	—	1,150,824	—	1,150,824
Chile	—	1,043,241	—	1,043,241
China	1,169,458	10,777,303	—	11,946,761
Denmark	—	57,127,900	—	57,127,900
Finland	—	27,927,802	—	27,927,802
France	—	236,030,076	—	236,030,076
Germany	—	206,775,021	—	206,775,021
Hong Kong	2,900,227	57,242,622	—	60,142,849
Ireland	—	15,652,987	—	15,652,987

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Israel	$5,188,712	$7,361,770	$—		$12,550,482
Italy	—	45,519,355	—		45,519,355
Japan	—	512,141,246	—		512,141,246
Jordan	—	758,389	—		758,389
Luxembourg	—	5,006,609	—		5,006,609
Macau	—	4,168,805	—		4,168,805
Netherlands	—	108,586,280	—		108,586,280
New Zealand	—	7,029,920	—		7,029,920
Norway	—	12,148,983	—		12,148,983
Poland	—	523,667	—		523,667
Portugal	—	3,213,739	—		3,213,739
Russia	—	1,438,736	—		1,438,736
Saudi Arabia	—	2,706,180	—		2,706,180
Singapore	—	22,270,698	—		22,270,698
South Africa	—	6,712,880	—		6,712,880
Spain	—	54,907,584	—		54,907,584
Sweden	—	77,819,398	—		77,819,398
Switzerland	—	216,009,724	—		216,009,724
Taiwan	493,456	—	—		493,456
United Arab Emirates	—	—	—	(a)	— (a)
United Kingdom	1,610,894	262,005,443	—		263,616,337
United States	655,258	27,800,790	—		28,456,048
Forward Currency Contracts	—	1,880,636	—		1,880,636
Rights
Spain	—	43,779	—		43,779
Short-Term Investments
Repurchase Agreements	—	39,681,160	—		39,681,160

Total Assets	$12,018,005	$2,239,647,542	$—		$2,251,665,547

Liabilities:
Forward Currency Contracts	$—	$(2,021,192)	$—		$(2,021,192)
Futures	(3,218,109)	—	—		(3,218,109)

Total Liabilities	$(3,218,109)	$(2,021,192)	$—		$(5,239,301)

Total	$8,799,896	$2,237,626,350	$—		$2,246,426,246

(a)	Value is zero.

Fair Values of Derivative Instruments as of June 30, 2021:

	Statement of Assets and Liabilities
Derivatives Contracts^	Asset Derivatives	Fair Value
Foreign exchange contracts	Receivables	$1,880,636

Total		$1,880,636

	Liability Derivatives
Foreign exchange contracts	Payables	$(2,021,192)
Equity contracts	Payables, Net assets – Unrealized depreciation	(3,218,109)*

Total		$(5,239,301)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2021:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Forward Foreign Currency Contracts	Total
Foreign exchange contracts	$—	$773,240	$773,240
Equity contracts	34,213,796	—	34,213,796

Total	$34,213,796	$773,240	$34,987,036

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Forward Foreign Currency Contracts	Total
Foreign exchange contracts	$—	$(1,460,126)	$(1,460,126)
Equity contracts	(5,106,662)	—	(5,106,662)

Total	$(5,106,662)	$(1,460,126)	$(6,566,788)

^ This Portfolio held forward foreign currency contracts for hedging and futures contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

The Portfolio held forward foreign currency contracts with an average settlement value of approximately $173,860,000 and futures contracts with an average notional balance of approximately $235,767,000 respectively, during the six months ended June 30, 2021.

The following table presents the Portfolio’s gross derivative assets and liabilities by counterparty net of amounts available for offset under netting arrangements and any related collateral received or pledged by the Portfolio as of June 30, 2021:

Counterparty	Gross Amount of Derivative Assets Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Received	Net Amount Due from Counterparty
HSBC Bank plc	$1,880,636	$(1,880,636)	$—	$—

Total	$1,880,636	$(1,880,636)	$—	$—

Counterparty	Gross Amount of Derivative Liabilities Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Pledged	Net Amount Due to Counterparty
HSBC Bank plc	$2,021,192	$(1,880,636)	$—	$140,556

Total	$2,021,192	$(1,880,636)	$—	$140,556

(a)	For financial reporting purposes the Portfolio does not offset derivative assets and derivative liabilities subject to master netting arrangements in the Statement of Assets and Liabilities.

Investment security transactions for the six months ended June 30, 2021 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities (affiliated 14%)*	$19,027,505
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities (affiliated 17%)*	$135,292,976

*	During the six months ended June 30, 2021, the Portfolio engaged in purchases and sales of securities pursuant to Rule 17a-7 of the 1940 Act (amount is percentage of total Purchases and/or Sales).

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

As of June 30, 2021, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$783,039,991
Aggregate gross unrealized depreciation	(199,986,092)

Net unrealized appreciation	$583,053,899

Federal income tax cost of investments in securities and derivative instruments, if applicable	$1,663,372,347

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2021 (Unaudited)

ASSETS
Investments in Securities, at value (x)
Unaffiliated Issuers (Cost $1,608,537,030)	$2,210,103,751
Repurchase Agreements (Cost $39,681,160)	39,681,160
Cash	11,539,576
Foreign cash (Cost $241,437,701)	248,593,855
Cash held as collateral at broker for futures	19,665,870
Dividends, interest and other receivables	9,073,214
Unrealized appreciation on forward foreign currency contracts	1,880,636
Receivable for securities sold	1,130,448
Securities lending income receivable	14,803
Receivable for Portfolio shares sold	6,021
Other assets	43,393

Total assets	2,541,732,727

LIABILITIES
Payable for return of collateral on securities loaned	39,681,160
Due to broker for futures variation margin	2,029,434
Unrealized depreciation on forward foreign currency contracts	2,021,192
Payable for securities purchased	1,128,360
Investment management fees payable	918,401
Payable for Portfolio shares redeemed	760,173
Administrative fees payable	242,889
Distribution fees payable – Class IB	23,374
Accrued expenses	137,879

Total liabilities	46,942,862

NET ASSETS	$2,494,789,865

Net assets were comprised of:
Paid in capital	$1,835,494,972
Total distributable earnings (loss)	659,294,893

Net assets	$2,494,789,865

Class IB
Net asset value, offering and redemption price per share, $110,991,928 / 7,151,108 shares outstanding (unlimited amount authorized: $0.01 par value)	$15.52

Class K
Net asset value, offering and redemption price per share, $2,383,797,937 / 152,463,687 shares outstanding (unlimited amount authorized: $0.01 par value)	$15.64

(x)	Includes value of securities on loan of $52,072,509.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2021 (Unaudited)

INVESTMENT INCOME
Dividends ($381,106 of dividend income received from affiliates) (net of $3,467,462 foreign withholding tax)	$36,852,971
Securities lending (net)	184,756

Total income	37,037,727

EXPENSES
Investment management fees	5,392,196
Administrative fees	1,442,042
Custodian fees	809,882
Distribution fees – Class IB	138,415
Printing and mailing expenses	77,059
Professional fees	74,073
Trustees’ fees	31,079
Miscellaneous	72,981

Total expenses	8,037,727

NET INVESTMENT INCOME (LOSS)	29,000,000

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities ($13,913 realized gain (loss) from affiliates)	20,496,074
Futures contracts	34,213,796
Forward foreign currency contracts	773,240
Foreign currency transactions	840,818

Net realized gain (loss)	56,323,928

Change in unrealized appreciation (depreciation) on:
Investments in securities ($376,849 of change in unrealized appreciation (depreciation) from affiliates)	131,543,183
Futures contracts	(5,106,662)
Forward foreign currency contracts	(1,460,126)
Foreign currency translations	(7,302,255)

Net change in unrealized appreciation (depreciation)	117,674,140

NET REALIZED AND UNREALIZED GAIN (LOSS)	173,998,068

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$202,998,068

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31, 2020
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$29,000,000	$35,682,813
Net realized gain (loss)	56,323,928	(9,511,018)
Net change in unrealized appreciation (depreciation)	117,674,140	162,221,672

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	202,998,068	188,393,467

Distributions to shareholders:
Class IB	—	(2,115,088)
Class K	—	(49,238,251)

Total distributions to shareholders	—	(51,353,339)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 158,023 and 1,155,158 shares, respectively ]	2,384,886	13,398,140
Capital shares issued in reinvestment of dividends and distributions [ 0 and 154,798 shares, respectively ]	—	2,115,088
Capital shares repurchased [ (799,410) and (1,681,153) shares, respectively ]	(11,988,805)	(20,683,324)

Total Class IB transactions	(9,603,919)	(5,170,096)

Class K
Capital shares sold [ 4,132,265 and 47,101,622 shares, respectively ]	64,310,262	532,621,092
Capital shares issued in reinvestment of dividends and distributions [ 0 and 3,575,027 shares, respectively ]	—	49,238,251
Capital shares repurchased [ (13,499,954) and (55,360,773) shares, respectively ]	(201,935,324)	(676,447,108)

Total Class K transactions	(137,625,062)	(94,587,765)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(147,228,981)	(99,757,861)

TOTAL INCREASE (DECREASE) IN NET ASSETS	55,769,087	37,282,267
NET ASSETS:
Beginning of period	2,439,020,778	2,401,738,511

End of period	$2,494,789,865	$2,439,020,778

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

FINANCIAL HIGHLIGHTS

Class IB	Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31,
			2020		2019	2018	2017	2016
Net asset value, beginning of period	$14.30		$13.68		$11.55	$13.82	$11.45	$11.61

Income (loss) from investment operations:
Net investment income (loss) (e)	0.16		0.17	(aa)	0.28	0.26	0.24	0.24
Net realized and unrealized gain (loss)	1.06		0.72		2.19	(2.24)	2.53	(0.26)

Total from investment operations	1.22		0.89		2.47	(1.98)	2.77	(0.02)

Less distributions:
Dividends from net investment income	—		(0.21)		(0.31)	(0.25)	(0.28)	(0.14)
Distributions from net realized gains	—		(0.06)		(0.03)	(0.04)	(0.12)	—

Total dividends and distributions	—		(0.27)		(0.34)	(0.29)	(0.40)	(0.14)

Net asset value, end of period	$15.52		$14.30		$13.68	$11.55	$13.82	$11.45

Total return (b)	8.53%		6.63%		21.44%	(14.43)%	24.23%	(0.13)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$110,992		$111,399		$111,644	$102,960	$130,219	$121,275
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.90%		0.89	%**	0.86%	0.88%	0.88%	0.87%
Before waivers and reimbursements (a)(f)	0.90%		0.89	%**	0.86%	0.88%	0.88%	0.87%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	2.16%		1.33	%(bb)	2.18%	1.95%	1.82%	2.09%
Before waivers and reimbursements (a)(f)	2.16%		1.33	%(bb)	2.18%	1.95%	1.82%	2.09%
Portfolio turnover rate^	1	%(z)	18%		2%	5%	5%	5%

Class K	Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31,
			2020		2019	2018	2017	2016
Net asset value, beginning of period	$14.38		$13.75		$11.61	$13.89	$11.51	$11.67

Income (loss) from investment operations:
Net investment income (loss) (e)	0.18		0.20	(aa)	0.31	0.29	0.27	0.26
Net realized and unrealized gain (loss)	1.08		0.73		2.20	(2.24)	2.54	(0.25)

Total from investment operations	1.26		0.93		2.51	(1.95)	2.81	0.01

Less distributions:
Dividends from net investment income	—		(0.24)		(0.34)	(0.29)	(0.31)	(0.17)
Distributions from net realized gains	—		(0.06)		(0.03)	(0.04)	(0.12)	—

Total dividends and distributions	—		(0.30)		(0.37)	(0.33)	(0.43)	(0.17)

Net asset value, end of period	$15.64		$14.38		$13.75	$11.61	$13.89	$11.51

Total return (b)	8.76%		6.90%		21.69%	(14.19)%	24.47%	0.13%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$2,383,798		$2,327,622		$2,290,095	$1,934,588	$2,192,977	$1,838,658
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.65%		0.64	%**	0.61%	0.63%	0.63%	0.62%
Before waivers and reimbursements (a)(f)	0.65%		0.64	%**	0.61%	0.63%	0.63%	0.62%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	2.41%		1.59	%(bb)	2.42%	2.19%	2.06%	2.32%
Before waivers and reimbursements (a)(f)	2.41%		1.59	%(bb)	2.42%	2.19%	2.06%	2.31%
Portfolio turnover rate^	1	%(z)	18%		2%	5%	5%	5%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

**	Includes Interest Expense of 0.03%
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(z)	Portfolio turnover rate for periods less than one year is not annualized.
(aa)	Includes income resulting from a non-recurring non-cash dividend. Without this dividend, the per share income amounts would be $0.15 and $0.18 for Class IB and Class K, respectively.
(bb)	Includes income resulting from a non-recurring non-cash dividend. Without this dividend, the ratios for each class would have been 0.14% over.

See Notes to Financial Statements.

EQ/AB DYNAMIC AGGRESSIVE GROWTH PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2021	% of Net Assets
Investment Companies	27.0%
Exchange Traded Funds	26.3
U.S. Treasury Obligations	24.6
Information Technology	6.7
Health Care	3.2
Consumer Discretionary	3.0
Communication Services	2.8
Financials	2.8
Industrials	2.1
Consumer Staples	1.4
Energy	0.7
Materials	0.6
Real Estate	0.6
Utilities	0.6
Repurchase Agreements	0.1
Cash and Other	(2.5)

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2021 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/21	Ending Account Value 6/30/21	Expenses Paid During Period* 1/1/21 - 6/30/21
Class IB
Actual	$1,000.00	$1,111.20	$5.74
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.36	5.49

* Expenses are equal to the Portfolio's Class IB shares annualized expense ratio of 1.10%, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

EQ/AB DYNAMIC AGGRESSIVE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (2.8%)
Diversified Telecommunication Services (0.3%)
AT&T, Inc.	16,110	$463,646
Lumen Technologies, Inc.	2,220	30,170
Verizon Communications, Inc.	9,360	524,440

		1,018,256

Entertainment (0.5%)
Activision Blizzard, Inc.	1,740	166,066
Electronic Arts, Inc.	660	94,928
Live Nation Entertainment, Inc.*	319	27,941
Netflix, Inc.*	1,000	528,210
Take-Two Interactive Software, Inc.*	270	47,795
Walt Disney Co. (The)*	4,083	717,669

		1,582,609

Interactive Media & Services (1.6%)
Alphabet, Inc., Class A*	700	1,709,253
Alphabet, Inc., Class C*	660	1,654,171
Facebook, Inc., Class A*	5,450	1,895,020
Twitter, Inc.*	1,790	123,170

		5,381,614

Media (0.3%)
Charter Communications, Inc., Class A*	330	238,079
Comcast Corp., Class A	10,320	588,446
Discovery, Inc., Class A (x)*	360	11,045
Discovery, Inc., Class C*	660	19,127
DISH Network Corp., Class A*	535	22,363
Fox Corp., Class A	740	27,476
Fox Corp., Class B	329	11,581
Interpublic Group of Cos., Inc. (The)	880	28,591
News Corp., Class A	870	22,420
News Corp., Class B	270	6,574
Omnicom Group, Inc.	460	36,795
ViacomCBS, Inc.	1,275	57,630

		1,070,127

Wireless Telecommunication Services (0.1%)
T-Mobile US, Inc.*	1,311	189,872

Total Communication Services		9,242,478

Consumer Discretionary (3.0%)
Auto Components (0.0%)
Aptiv plc*	600	94,398
BorgWarner, Inc.	540	26,212

		120,610

Automobiles (0.4%)
Ford Motor Co.*	8,820	131,065
General Motors Co.*	2,850	168,635
Tesla, Inc.*	1,740	1,182,678

		1,482,378

Distributors (0.0%)
Genuine Parts Co.	300	37,941
LKQ Corp.*	630	31,008
Pool Corp.	92	42,197

		111,146

Hotels, Restaurants & Leisure (0.5%)
Booking Holdings, Inc.*	100	218,809
Caesars Entertainment, Inc.*	471	48,866
Carnival Corp.*	1,680	44,285
Chipotle Mexican Grill, Inc.*	75	116,276
Darden Restaurants, Inc.	270	39,417
Domino's Pizza, Inc.	88	41,051
Expedia Group, Inc.*	300	49,113
Hilton Worldwide Holdings, Inc.*	600	72,372
Las Vegas Sands Corp.*	732	38,569
Marriott International, Inc., Class A*	600	81,912
McDonald's Corp.	1,680	388,063
MGM Resorts International	900	38,385
Norwegian Cruise Line Holdings Ltd.*	690	20,293
Penn National Gaming, Inc.*	337	25,777
Royal Caribbean Cruises Ltd.*	420	35,818
Starbucks Corp.	2,640	295,178
Wynn Resorts Ltd.*	190	23,237
Yum! Brands, Inc.	660	75,920

		1,653,341

Household Durables (0.1%)
DR Horton, Inc.	750	67,777
Garmin Ltd.	330	47,731
Leggett & Platt, Inc.	270	13,989
Lennar Corp., Class A	600	59,610
Mohawk Industries, Inc.*	120	23,063
Newell Brands, Inc.	840	23,075
NVR, Inc.*	8	39,786
PulteGroup, Inc.	600	32,742
Whirlpool Corp.	150	32,703

		340,476

Internet & Direct Marketing Retail (1.1%)
Amazon.com, Inc.*	974	3,350,716
eBay, Inc.	1,480	103,911
Etsy, Inc.*	274	56,400

		3,511,027

Leisure Products (0.0%)
Hasbro, Inc.	270	25,520

Multiline Retail (0.1%)
Dollar General Corp.	550	119,015
Dollar Tree, Inc.*	530	52,735
Target Corp.	1,130	273,166

		444,916

Specialty Retail (0.6%)
Advance Auto Parts, Inc.	160	32,822
AutoZone, Inc.*	60	89,533
Best Buy Co., Inc.	520	59,790
CarMax, Inc.*	370	47,786
Gap, Inc. (The)	440	14,806

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC AGGRESSIVE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Home Depot, Inc. (The)	2,450	$781,281
L Brands, Inc.	500	36,030
Lowe's Cos., Inc.	1,660	321,990
O'Reilly Automotive, Inc.*	180	101,918
Ross Stores, Inc.	790	97,960
TJX Cos., Inc. (The)	2,710	182,708
Tractor Supply Co.	270	50,236
Ulta Beauty, Inc.*	120	41,492

		1,858,352

Textiles, Apparel & Luxury Goods (0.2%)
Hanesbrands, Inc.	780	14,563
NIKE, Inc., Class B	2,820	435,662
PVH Corp.*	150	16,138
Ralph Lauren Corp.	90	10,603
Tapestry, Inc.*	600	26,088
Under Armour, Inc., Class A*	420	8,883
Under Armour, Inc., Class C*	420	7,799
VF Corp.	720	59,069

		578,805

Total Consumer Discretionary		10,126,571

Consumer Staples (1.4%)
Beverages (0.3%)
Brown-Forman Corp., Class B	390	29,227
Coca-Cola Co. (The)	8,730	472,380
Constellation Brands, Inc., Class A	390	91,217
Molson Coors Beverage Co., Class B*	420	22,550
Monster Beverage Corp.*	830	75,820
PepsiCo, Inc.	3,120	462,290

		1,153,484

Food & Staples Retailing (0.3%)
Costco Wholesale Corp.	1,010	399,627
Kroger Co. (The)	1,740	66,659
Sysco Corp.	1,140	88,635
Walgreens Boots Alliance, Inc.	1,620	85,228
Walmart, Inc.	3,130	441,393

		1,081,542

Food Products (0.2%)
Archer-Daniels-Midland Co.	1,230	74,538
Campbell Soup Co.	450	20,516
Conagra Brands, Inc.	1,080	39,290
General Mills, Inc.	1,380	84,083
Hershey Co. (The)	330	57,479
Hormel Foods Corp.	630	30,083
J M Smucker Co. (The)	240	31,097
Kellogg Co.	570	36,668
Kraft Heinz Co. (The)	1,440	58,723
Lamb Weston Holdings, Inc.	330	26,618
McCormick & Co., Inc. (Non-Voting)	540	47,693
Mondelez International, Inc., Class A	3,210	200,432
Tyson Foods, Inc., Class A	660	48,682

		755,902

Household Products (0.3%)
Church & Dwight Co., Inc.	540	46,019
Clorox Co. (The)	270	48,576
Colgate-Palmolive Co.	1,920	156,192
Kimberly-Clark Corp.	750	100,335
Procter & Gamble Co. (The)	5,610	756,957

		1,108,079

Personal Products (0.1%)
Estee Lauder Cos., Inc. (The), Class A	510	162,221

Tobacco (0.2%)
Altria Group, Inc.	4,200	200,256
Philip Morris International, Inc.	3,510	347,876

		548,132

Total Consumer Staples		4,809,360

Energy (0.7%)
Energy Equipment & Services (0.1%)
Baker Hughes Co.	1,530	34,991
Halliburton Co.	1,980	45,778
NOV, Inc.*	870	13,328
Schlumberger NV	3,150	100,832

		194,929

Oil, Gas & Consumable Fuels (0.6%)
APA Corp.	840	18,169
Cabot Oil & Gas Corp.	900	15,714
Chevron Corp.	4,355	456,143
ConocoPhillips	3,013	183,492
Devon Energy Corp.	840	24,520
Diamondback Energy, Inc.	330	30,984
EOG Resources, Inc.	1,320	110,141
Exxon Mobil Corp.	9,540	601,783
Hess Corp.	600	52,392
Kinder Morgan, Inc.	4,380	79,847
Marathon Oil Corp.	1,770	24,107
Marathon Petroleum Corp.	1,470	88,817
Occidental Petroleum Corp.	1,876	58,663
ONEOK, Inc.	990	55,084
Phillips 66	960	82,387
Pioneer Natural Resources Co.	360	58,507
Valero Energy Corp.	900	70,272
Williams Cos., Inc. (The)	2,730	72,481

		2,083,503

Total Energy		2,278,432

Financials (2.8%)
Banks (1.1%)
Bank of America Corp.	17,228	710,310
Citigroup, Inc.	4,710	333,232
Citizens Financial Group, Inc.	960	44,035
Comerica, Inc.	300	21,402
Fifth Third Bancorp	1,590	60,786
First Republic Bank	390	72,996
Huntington Bancshares, Inc.	2,280	32,536
JPMorgan Chase & Co.	6,900	1,073,226

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC AGGRESSIVE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
KeyCorp	2,190	$45,223
M&T Bank Corp.	270	39,234
People's United Financial, Inc.	960	16,454
PNC Financial Services Group, Inc. (The)	960	183,130
Regions Financial Corp.	2,160	43,589
SVB Financial Group*	120	66,772
Truist Financial Corp.	3,043	168,886
US Bancorp	3,090	176,037
Wells Fargo & Co.	9,333	422,692
Zions Bancorp NA	360	19,030

		3,529,570

Capital Markets (0.7%)
Ameriprise Financial, Inc.	270	67,198
Bank of New York Mellon Corp. (The)	1,830	93,751
BlackRock, Inc.	317	277,365
Cboe Global Markets, Inc.	240	28,572
Charles Schwab Corp. (The)	3,369	245,297
CME Group, Inc.	810	172,271
Franklin Resources, Inc.	600	19,194
Goldman Sachs Group, Inc. (The)	780	296,033
Intercontinental Exchange, Inc.	1,260	149,562
Invesco Ltd.	840	22,453
MarketAxess Holdings, Inc.	84	38,942
Moody's Corp.	360	130,453
Morgan Stanley	3,233	296,434
MSCI, Inc.	180	95,954
Nasdaq, Inc.	240	42,192
Northern Trust Corp.	450	52,029
Raymond James Financial, Inc.	270	35,073
S&P Global, Inc.	540	221,643
State Street Corp.	780	64,178
T. Rowe Price Group, Inc.	510	100,965

		2,449,559

Consumer Finance (0.2%)
American Express Co.	1,470	242,888
Capital One Financial Corp.	1,020	157,784
Discover Financial Services	690	81,620
Synchrony Financial	1,200	58,224

		540,516

Diversified Financial Services (0.4%)
Berkshire Hathaway, Inc., Class B*	4,316	1,199,503

Insurance (0.4%)
Aflac, Inc.	1,470	78,880
Allstate Corp. (The)	660	86,090
American International Group, Inc.	1,920	91,392
Aon plc, Class A	510	121,768
Arthur J Gallagher & Co.	420	58,834
Assurant, Inc.	120	18,742
Chubb Ltd.	1,020	162,119
Cincinnati Financial Corp.	330	38,485
Everest Re Group Ltd.	90	22,681
Globe Life, Inc.	210	20,002
Hartford Financial Services Group, Inc. (The)	810	50,196
Lincoln National Corp.	390	24,508
Loews Corp.	510	27,871
Marsh & McLennan Cos., Inc.	1,140	160,375
MetLife, Inc.	1,710	102,343
Principal Financial Group, Inc.	570	36,018
Progressive Corp. (The)	1,320	129,637
Prudential Financial, Inc.	870	89,149
Travelers Cos., Inc. (The)	570	85,335
Unum Group	450	12,780
W R Berkley Corp.	296	22,031
Willis Towers Watson plc	300	69,006

		1,508,242

Total Financials		9,227,390

Health Care (3.2%)
Biotechnology (0.4%)
AbbVie, Inc.	3,987	449,096
Alexion Pharmaceuticals, Inc.*	480	88,181
Amgen, Inc.	1,320	321,750
Biogen, Inc.*	360	124,657
Gilead Sciences, Inc.	2,820	194,185
Incyte Corp.*	420	35,334
Regeneron Pharmaceuticals, Inc.*	259	144,662
Vertex Pharmaceuticals, Inc.*	600	120,978

		1,478,843

Health Care Equipment & Supplies (0.9%)
Abbott Laboratories	3,990	462,561
ABIOMED, Inc.*	120	37,453
Align Technology, Inc.*	180	109,980
Baxter International, Inc.	1,140	91,770
Becton Dickinson and Co.	660	160,505
Boston Scientific Corp.*	3,240	138,542
Cooper Cos., Inc. (The)	120	47,552
Danaher Corp.	1,440	386,438
Dentsply Sirona, Inc.	480	30,365
Dexcom, Inc.*	208	88,816
Edwards Lifesciences Corp.*	1,410	146,034
Hologic, Inc.*	570	38,030
IDEXX Laboratories, Inc.*	210	132,626
Intuitive Surgical, Inc.*	270	248,303
Medtronic plc	3,030	376,114
ResMed, Inc.	330	81,352
STERIS plc	192	39,610
Stryker Corp.	750	194,797
Teleflex, Inc.	120	48,215
West Pharmaceutical Services, Inc.	168	60,329
Zimmer Biomet Holdings, Inc.	450	72,369

		2,991,761

Health Care Providers & Services (0.7%)
AmerisourceBergen Corp.	330	37,782
Anthem, Inc.	570	217,626
Cardinal Health, Inc.	660	37,679
Centene Corp.*	1,305	95,174
Cigna Corp.	810	192,027
CVS Health Corp.	2,960	246,982
DaVita, Inc.*	150	18,065
HCA Healthcare, Inc.	600	124,044
Henry Schein, Inc.*	300	22,257
Humana, Inc.	300	132,816

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC AGGRESSIVE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Laboratory Corp. of America Holdings*	210	$57,929
McKesson Corp.	360	68,846
Quest Diagnostics, Inc.	300	39,591
UnitedHealth Group, Inc.	2,160	864,950
Universal Health Services, Inc., Class B	180	26,357

		2,182,125

Health Care Technology (0.0%)
Cerner Corp.	680	53,149

Life Sciences Tools & Services (0.3%)
Agilent Technologies, Inc.	690	101,989
Bio-Rad Laboratories, Inc., Class A*	49	31,570
Charles River Laboratories International, Inc.*	113	41,801
Illumina, Inc.*	330	156,159
IQVIA Holdings, Inc.*	420	101,774
Mettler-Toledo International, Inc.*	60	83,120
PerkinElmer, Inc.	240	37,059
Thermo Fisher Scientific, Inc.	900	454,023
Waters Corp.*	150	51,842

		1,059,337

Pharmaceuticals (0.9%)
Bristol-Myers Squibb Co.	5,100	340,782
Catalent, Inc.*	347	37,518
Eli Lilly and Co.	1,796	412,218
Johnson & Johnson	5,940	978,556
Merck & Co., Inc.	5,700	443,289
Organon & Co.*	570	17,248
Perrigo Co. plc	300	13,755
Pfizer, Inc.	12,571	492,280
Viatris, Inc.	2,726	38,954
Zoetis, Inc.	1,080	201,269

		2,975,869

Total Health Care		10,741,084

Industrials (2.1%)
Aerospace & Defense (0.4%)
Boeing Co. (The)*	1,200	287,472
General Dynamics Corp.	510	96,013
Howmet Aerospace, Inc.*	870	29,989
Huntington Ingalls Industries, Inc.	90	18,967
L3Harris Technologies, Inc.	474	102,455
Lockheed Martin Corp.	570	215,660
Northrop Grumman Corp.	360	130,835
Raytheon Technologies Corp.	3,420	291,760
Teledyne Technologies, Inc.*	103	43,139
Textron, Inc.	510	35,073
TransDigm Group, Inc.*	120	77,675

		1,329,038

Air Freight & Logistics (0.2%)
CH Robinson Worldwide, Inc.	300	28,101
Expeditors International of Washington, Inc.	360	45,576
FedEx Corp.	540	161,098
United Parcel Service, Inc., Class B	1,620	336,912

		571,687

Airlines (0.1%)
Alaska Air Group, Inc.*	270	16,284
American Airlines Group, Inc.*	1,380	29,270
Delta Air Lines, Inc.*	1,440	62,294
Southwest Airlines Co.*	1,320	70,079
United Airlines Holdings, Inc.*	660	34,511

		212,438

Building Products (0.1%)
A O Smith Corp.	300	21,618
Allegion plc	180	25,074
Carrier Global Corp.	1,800	87,480
Fortune Brands Home & Security, Inc.	300	29,883
Johnson Controls International plc	1,620	111,180
Masco Corp.	570	33,579
Trane Technologies plc	540	99,436

		408,250

Commercial Services & Supplies (0.1%)
Cintas Corp.	190	72,580
Copart, Inc.*	470	61,960
Republic Services, Inc.	450	49,504
Rollins, Inc.	480	16,416
Waste Management, Inc.	860	120,495

		320,955

Construction & Engineering (0.0%)
Quanta Services, Inc.	300	27,171

Electrical Equipment (0.1%)
AMETEK, Inc.	510	68,085
Eaton Corp. plc	900	133,362
Emerson Electric Co.	1,350	129,924
Generac Holdings, Inc.*	142	58,951
Rockwell Automation, Inc.	270	77,226

		467,548

Industrial Conglomerates (0.3%)
3M Co.	1,310	260,205
General Electric Co.	19,290	259,643
Honeywell International, Inc.	1,590	348,767
Roper Technologies, Inc.	240	112,848

		981,463

Machinery (0.4%)
Caterpillar, Inc.	1,230	267,685
Cummins, Inc.	330	80,457
Deere & Co.	720	253,951
Dover Corp.	300	45,180
Fortive Corp.	750	52,305
IDEX Corp.	169	37,189
Illinois Tool Works, Inc.	660	147,550
Ingersoll Rand, Inc.*	836	40,805
Otis Worldwide Corp.	900	73,593
PACCAR, Inc.	780	69,615
Parker-Hannifin Corp.	300	92,133
Pentair plc	360	24,296
Snap-on, Inc.	120	26,812
Stanley Black & Decker, Inc.	360	73,796

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC AGGRESSIVE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Westinghouse Air Brake Technologies Corp.	402	$33,085
Xylem, Inc.	390	46,784

		1,365,236

Professional Services (0.1%)
Equifax, Inc.	270	64,668
IHS Markit Ltd.	830	93,508
Jacobs Engineering Group, Inc.	290	38,692
Leidos Holdings, Inc.	293	29,622
Nielsen Holdings plc	780	19,242
Robert Half International, Inc.	230	20,463
Verisk Analytics, Inc.	360	62,899

		329,094

Road & Rail (0.2%)
CSX Corp.	5,130	164,570
JB Hunt Transport Services, Inc.	180	29,331
Kansas City Southern	210	59,508
Norfolk Southern Corp.	570	151,283
Old Dominion Freight Line, Inc.	216	54,821
Union Pacific Corp.	1,530	336,493

		796,006

Trading Companies & Distributors (0.1%)
Fastenal Co.	1,290	67,080
United Rentals, Inc.*	150	47,852
WW Grainger, Inc.	120	52,560

		167,492

Total Industrials		6,976,378

Information Technology (6.7%)
Communications Equipment (0.2%)
Arista Networks, Inc.*	120	43,477
Cisco Systems, Inc.	9,540	505,620
F5 Networks, Inc.*	130	24,266
Juniper Networks, Inc.	720	19,692
Motorola Solutions, Inc.	390	84,572

		677,627

Electronic Equipment, Instruments & Components (0.1%)
Amphenol Corp., Class A	1,320	90,301
CDW Corp.	326	56,936
Corning, Inc.	1,710	69,939
IPG Photonics Corp.*	90	18,969
Keysight Technologies, Inc.*	420	64,852
TE Connectivity Ltd.	720	97,351
Trimble, Inc.*	567	46,398
Zebra Technologies Corp., Class A*	122	64,598

		509,344

IT Services (1.3%)
Accenture plc, Class A	1,450	427,445
Akamai Technologies, Inc.*	360	41,976
Automatic Data Processing, Inc.	970	192,661
Broadridge Financial Solutions, Inc.	240	38,767
Cognizant Technology Solutions Corp., Class A	1,210	83,805
DXC Technology Co.*	560	21,806
Fidelity National Information Services, Inc.	1,400	198,338
Fiserv, Inc.*	1,246	133,185
FleetCor Technologies, Inc.*	180	46,091
Gartner, Inc.*	210	50,862
Global Payments, Inc.	671	125,839
International Business Machines Corp.	2,010	294,646
Jack Henry & Associates, Inc.	170	27,797
Mastercard, Inc., Class A	2,010	733,831
Paychex, Inc.	710	76,183
PayPal Holdings, Inc.*	2,660	775,337
VeriSign, Inc.*	240	54,646
Visa, Inc., Class A	3,840	897,869
Western Union Co. (The)	930	21,362

		4,242,446

Semiconductors & Semiconductor Equipment (1.4%)
Advanced Micro Devices, Inc.*	2,700	253,611
Analog Devices, Inc.	840	144,614
Applied Materials, Inc.	2,040	290,496
Broadcom, Inc.	930	443,461
Enphase Energy, Inc.*	286	52,518
Intel Corp.	9,270	520,418
KLA Corp.	360	116,716
Lam Research Corp.	330	214,731
Maxim Integrated Products, Inc.*	600	63,216
Microchip Technology, Inc.	570	85,352
Micron Technology, Inc.*	2,490	211,600
Monolithic Power Systems, Inc.	96	35,851
NVIDIA Corp.	1,410	1,128,141
NXP Semiconductors NV	627	128,986
Qorvo, Inc.*	240	46,956
QUALCOMM, Inc.	2,550	364,472
Skyworks Solutions, Inc.	360	69,030
Teradyne, Inc.	351	47,020
Texas Instruments, Inc.	2,070	398,061
Xilinx, Inc.	540	78,106

		4,693,356

Software (2.2%)
Adobe, Inc.*	1,080	632,491
ANSYS, Inc.*	190	65,941
Autodesk, Inc.*	510	148,869
Cadence Design Systems, Inc.*	630	86,197
Citrix Systems, Inc.	280	32,836
Fortinet, Inc.*	300	71,457
Intuit, Inc.	610	299,004
Microsoft Corp.	17,100	4,632,390
NortonLifeLock, Inc.	1,320	35,930
Oracle Corp.	4,286	333,622
Paycom Software, Inc.*	111	40,345
PTC, Inc.*	238	33,620
salesforce.com, Inc.*	2,060	503,196
ServiceNow, Inc.*	452	248,397
Synopsys, Inc.*	360	99,284
Tyler Technologies, Inc.*	91	41,166

		7,304,745

Technology Hardware, Storage & Peripherals (1.5%)
Apple, Inc.	35,720	4,892,211
Hewlett Packard Enterprise Co.	2,900	42,282
HP, Inc.	3,090	93,287

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC AGGRESSIVE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
NetApp, Inc.	480	$39,274
Seagate Technology Holdings plc	480	42,206
Western Digital Corp.*	660	46,972

		5,156,232

Total Information Technology		22,583,750

Materials (0.6%)
Chemicals (0.4%)
Air Products and Chemicals, Inc.	510	146,717
Albemarle Corp.	240	40,430
Celanese Corp.	240	36,384
CF Industries Holdings, Inc.	480	24,696
Corteva, Inc.	1,680	74,508
Dow, Inc.	1,650	104,412
DuPont de Nemours, Inc.	1,216	94,130
Eastman Chemical Co.	300	35,025
Ecolab, Inc.	570	117,403
FMC Corp.	270	29,214
International Flavors & Fragrances, Inc.	564	84,262
Linde plc	1,200	346,920
LyondellBasell Industries NV, Class A	570	58,636
Mosaic Co. (The)	780	24,890
PPG Industries, Inc.	540	91,676
Sherwin-Williams Co. (The)	630	171,643

		1,480,946

Construction Materials (0.0%)
Martin Marietta Materials, Inc.	150	52,772
Vulcan Materials Co.	300	52,221

		104,993

Containers & Packaging (0.1%)
Amcor plc	3,544	40,614
Avery Dennison Corp.	180	37,843
Ball Corp.	720	58,334
International Paper Co.	870	53,340
Packaging Corp. of America	210	28,438
Sealed Air Corp.	330	19,553
Westrock Co.	570	30,336

		268,458

Metals & Mining (0.1%)
Freeport-McMoRan, Inc.	3,270	121,350
Newmont Corp.	1,815	115,034
Nucor Corp.	660	63,314

		299,698

Total Materials		2,154,095

Real Estate (0.6%)
Equity Real Estate Investment Trusts (REITs) (0.6%)
Alexandria Real Estate Equities, Inc. (REIT)	270	49,124
American Tower Corp. (REIT)	990	267,439
AvalonBay Communities, Inc. (REIT)	300	62,607
Boston Properties, Inc. (REIT)	300	34,377
Crown Castle International Corp. (REIT)	960	187,296
Digital Realty Trust, Inc. (REIT)	627	94,338
Duke Realty Corp. (REIT)	840	39,774
Equinix, Inc. (REIT)	210	168,546
Equity Residential (REIT)	750	57,750
Essex Property Trust, Inc. (REIT)	150	45,001
Extra Space Storage, Inc. (REIT)	270	44,231
Federal Realty Investment Trust (REIT)	150	17,575
Healthpeak Properties, Inc. (REIT)	1,200	39,948
Host Hotels & Resorts, Inc. (REIT)*	1,590	27,173
Iron Mountain, Inc. (REIT)	630	26,662
Kimco Realty Corp. (REIT)	960	20,016
Mid-America Apartment Communities, Inc. (REIT)	240	40,421
Prologis, Inc. (REIT)	1,644	196,507
Public Storage (REIT)	330	99,228
Realty Income Corp. (REIT)	780	52,057
Regency Centers Corp. (REIT)	330	21,143
SBA Communications Corp. (REIT)	240	76,488
Simon Property Group, Inc. (REIT)	720	93,946
UDR, Inc. (REIT)	660	32,327
Ventas, Inc. (REIT)	840	47,964
Vornado Realty Trust (REIT)	330	15,401
Welltower, Inc. (REIT)	930	77,283
Weyerhaeuser Co. (REIT)	1,680	57,826

		1,992,448

Real Estate Management & Development (0.0%)
CBRE Group, Inc., Class A*	750	64,298

Total Real Estate		2,056,746

Utilities (0.6%)
Electric Utilities (0.4%)
Alliant Energy Corp.	540	30,110
American Electric Power Co., Inc.	1,110	93,895
Duke Energy Corp.	1,650	162,888
Edison International	840	48,569
Entergy Corp.	450	44,865
Evergy, Inc.	510	30,819
Eversource Energy	750	60,180
Exelon Corp.	2,190	97,039
FirstEnergy Corp.	1,200	44,652
NextEra Energy, Inc.	4,410	323,165
NRG Energy, Inc.	540	21,762
Pinnacle West Capital Corp.	240	19,673
PPL Corp.	1,740	48,668
Southern Co. (The)	2,370	143,409
Xcel Energy, Inc.	1,170	77,079

		1,246,773

Gas Utilities (0.0%)
Atmos Energy Corp.	270	25,950

Independent Power and Renewable Electricity Producers (0.0%)
AES Corp. (The)	1,500	39,105

Multi-Utilities (0.2%)
Ameren Corp.	540	43,222
CenterPoint Energy, Inc.	1,230	30,160

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC AGGRESSIVE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
CMS Energy Corp.	630	$37,220
Consolidated Edison, Inc.	750	53,790
Dominion Energy, Inc.	1,830	134,633
DTE Energy Co.	420	54,432
NiSource, Inc.	840	20,580
Public Service Enterprise Group, Inc.	1,140	68,104
Sempra Energy	630	83,462
WEC Energy Group, Inc.	690	61,375

		586,978

Water Utilities (0.0%)
American Water Works Co., Inc.	390	60,111

Total Utilities		1,958,917

Total Common Stocks (24.5%) (Cost $53,373,030)		82,155,201

EXCHANGE TRADED FUNDS (ETF):
Equity (26.3%)
iShares MSCI EAFE ETF	694,439	54,777,348
iShares Russell 2000 ETF (x)	73,150	16,778,416
SPDR S&P MidCap 400 ETF Trust (x)	34,303	16,843,116

Total Exchange Traded Funds (26.3%) (Cost $73,561,205)		88,398,880

SHORT-TERM INVESTMENTS:
Investment Companies (27.0%)
BlackRock Liquidity FedFund, Institutional Shares (xx)	15,000,000	15,000,000
JPMorgan Prime Money Market Fund, IM Shares	75,540,435	75,578,205

Total Investment Companies		90,578,205

	Principal Amount	Value (Note 1)
Repurchase Agreement (0.1%)
Citigroup Global Markets, Inc., 0.07%, dated 6/30/21, due 7/1/21, repurchase price $291,091, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-5.000%, maturing 4/30/22-2/15/42; total market value $296,912. (xx)	$291,090	$291,090

U.S. Treasury Obligations (24.6%)
U.S. Treasury Bills 0.05%, 9/9/21 (p)	82,802,400	82,794,120

Total Short-Term Investments (51.7%) (Cost $173,662,182)		173,663,415

Total Investments in Securities (102.5%) (Cost $300,596,417)		344,217,496
Other Assets Less Liabilities (-2.5%)		(8,511,991)

Net Assets (100%)		$335,705,505

*	Non-income producing.
(p)	Yield to maturity.
(x)	All or a portion of security is on loan at June 30, 2021.
(xx)

At June 30, 2021, the Portfolio had loaned securities with a total value of $15,090,654. This was collateralized by $104,460 of various U.S. Government Treasury Securities, ranging from 0.000% – 3.875%, maturing 7/22/21 – 2/15/49 and by cash of $15,291,090 which was subsequently invested in an investment company and joint repurchase agreements as detailed in the Notes to the Financial Statements.

Glossary:

AUD	— Australian Dollar
CHF	— Swiss Franc
EUR	— European Currency Unit
GBP	— British Pound
JPY	— Japanese Yen
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
SEK	— Swedish Krona
USD	— United States Dollar

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC AGGRESSIVE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

Futures contracts outstanding as of June 30, 2021 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
EURO STOXX 50 Index	356	9/2021	EUR	17,119,360	(245,481)
FTSE 100 Index	63	9/2021	GBP	6,083,359	(100,662)
S&P 500 E-Mini Index	421	9/2021	USD	90,275,030	1,644,773
SPI 200 Index	25	9/2021	AUD	3,385,556	(28,941)
TOPIX Index	42	9/2021	JPY	7,345,605	(55,091)
U.S. Treasury 10 Year Note	298	9/2021	USD	39,485,000	217,992

					1,432,590

Forward Foreign Currency Contracts outstanding as of June 30, 2021 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
USD	121,089	NOK	1,008,879	JPMorgan Chase Bank	7/15/2021	3,908
USD	292,201	SEK	2,498,344	BNP Paribas	7/15/2021	237
USD	5,011,737	EUR	4,216,373	Citibank NA	8/3/2021	8,766
USD	2,898,800	CHF	2,618,890	Morgan Stanley	8/5/2021	65,707
AUD	661,635	USD	495,262	Citibank NA	8/25/2021	1,053
USD	578,755	AUD	747,000	Morgan Stanley	8/25/2021	18,405
GBP	738,099	USD	1,019,155	Citibank NA	8/26/2021	1,990
USD	1,419,349	GBP	1,007,955	Citibank NA	8/26/2021	24,863
USD	806,832	GBP	582,683	Royal Bank of Scotland	8/26/2021	702

Total unrealized appreciation						125,631

NOK	17,220,557	USD	2,010,015	Morgan Stanley	7/15/2021	(9,851)
NOK	10,427,494	USD	1,272,102	Natwest Markets plc	7/15/2021	(60,951)
SEK	34,472,000	USD	4,045,179	BNP Paribas	7/15/2021	(16,676)
SEK	4,156,500	USD	492,019	Citibank NA	7/15/2021	(6,278)
SEK	14,523,789	USD	1,730,479	HSBC Bank plc	7/15/2021	(33,184)
SEK	17,568,788	USD	2,109,465	JPMorgan Chase Bank	7/15/2021	(56,323)
USD	154,596	SEK	1,330,024	BNP Paribas	7/15/2021	(835)
USD	2,671,211	SEK	22,970,210	JPMorgan Chase Bank	7/15/2021	(13,158)
USD	447,329	SEK	3,828,368	Morgan Stanley	7/15/2021	(66)
NZD	1,822,033	USD	1,302,548	Royal Bank of Scotland	7/29/2021	(29,026)
EUR	1,655,021	USD	2,008,428	BNP Paribas	8/3/2021	(44,650)
EUR	2,284,000	USD	2,798,577	Morgan Stanley	8/3/2021	(88,478)
EUR	1,640,202	USD	1,951,824	Royal Bank of Scotland	8/3/2021	(5,629)
JPY	164,683,863	USD	1,489,285	BNP Paribas	8/19/2021	(6,313)
JPY	504,982,000	USD	4,641,613	JPMorgan Chase Bank	8/19/2021	(94,270)
JPY	186,794,726	USD	1,695,540	Morgan Stanley	8/19/2021	(13,461)

Total unrealized depreciation						(479,149)

Net unrealized depreciation						(353,518)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC AGGRESSIVE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio's assets and liabilities carried at fair value as of June 30, 2021:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio's own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$9,242,478	$—	$—	$9,242,478
Consumer Discretionary	10,126,571	—	—	10,126,571
Consumer Staples	4,809,360	—	—	4,809,360
Energy	2,278,432	—	—	2,278,432
Financials	9,227,390	—	—	9,227,390
Health Care	10,741,084	—	—	10,741,084
Industrials	6,976,378	—	—	6,976,378
Information Technology	22,583,750	—	—	22,583,750
Materials	2,154,095	—	—	2,154,095
Real Estate	2,056,746	—	—	2,056,746
Utilities	1,958,917	—	—	1,958,917
Exchange Traded Funds	88,398,880	—	—	88,398,880
Forward Currency Contracts	—	125,631	—	125,631
Futures	1,862,765	—	—	1,862,765
Short-Term Investments
Investment Companies	90,578,205	—	—	90,578,205
Repurchase Agreement	—	291,090	—	291,090
U.S. Treasury Obligations	—	82,794,120	—	82,794,120

Total Assets	$262,995,051	$83,210,841	$—	$346,205,892

Liabilities:
Forward Currency Contracts	$—	$(479,149)	$—	$(479,149)
Futures	(430,175)	—	—	(430,175)

Total Liabilities	$(430,175)	$(479,149)	$—	$(909,324)

Total	$262,564,876	$82,731,692	$—	$345,296,568

Fair Values of Derivative Instruments as of June 30, 2021:

	Statement of Assets and Liabilities
Derivatives Contracts^	Asset Derivatives	Fair Value
Interest rate contracts	Receivables, Net assets – Unrealized appreciation	$217,992	*
Foreign exchange contracts	Receivables	125,631
Equity contracts	Receivables, Net assets – Unrealized appreciation	1,644,773	*

Total		$1,988,396

	Liability Derivatives
Foreign exchange contracts	Payables	$(479,149)
Equity contracts	Payables, Net assets – Unrealized depreciation	(430,175	)*

Total		$(909,324)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC AGGRESSIVE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2021:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Forward Foreign Currency Contracts	Total
Interest rate contracts	$(1,061,038)	$—	$(1,061,038)
Foreign exchange contracts	—	(41,133)	(41,133)
Equity contracts	15,918,278	—	15,918,278

Total	$14,857,240	$(41,133)	$14,816,107

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Forward Foreign Currency Contracts	Total
Interest rate contracts	$176,828	$—	$176,828
Foreign exchange contracts	—	(577,211)	(577,211)
Equity contracts	(931,282)	—	(931,282)

Total	$(754,454)	$(577,211)	$(1,331,665)

^ This Portfolio held forward foreign currency and futures contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

The Portfolio held forward foreign currency contracts with an average settlement value of approximately $702,31,000 and futures contracts with an average notional balance of approximately $146,957,000 respectively, during the six months ended June 30, 2021.

The following table presents the Portfolio's gross derivative assets and liabilities by counterparty net of amounts available for offset under netting arrangements and any related collateral received or pledged by the Portfolio as of June 30, 2021:

Counterparty	Gross Amount of Derivative Assets Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Received	Net Amount Due from Counterparty
BNP Paribas	$237	$(237)	$—	$—
Citibank NA	36,672	(6,278)	—	30,394
JPMorgan Chase Bank	3,908	(3,908)	—	—
Morgan Stanley	84,112	(84,112)	—	—
Natwest Markets plc	—	—	—	—
Royal Bank of Scotland	702	(702)	—	—

Total	$125,631	$(95,237)	$—	$30,394

Counterparty	Gross Amount of Derivative Liabilities Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Pledged	Net Amount Due to Counterparty
BNP Paribas	$68,474	$(237)	$—	$68,237
Citibank NA	6,278	(6,278)	—	—
HSBC Bank plc	33,184	—	—	33,184
JPMorgan Chase Bank	163,751	(3,908)	—	159,843
Morgan Stanley	111,856	(84,112)	—	27,744
Natwest Markets plc	60,951	—	—	60,951
Royal Bank of Scotland	34,655	(702)	—	33,953

Total	$479,149	$(95,237)	$—	$383,912

(a)	For financial reporting purposes the Portfolio does not offset derivative assets and derivative liabilities subject to master netting arrangements in the Statement of Assets and Liabilities.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC AGGRESSIVE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

Investment security transactions for the six months ended June 30, 2021 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$29,456,844
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$5,569,412

As of June 30, 2021, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$44,522,429
Aggregate gross unrealized depreciation	(2,149,109)

Net unrealized appreciation	$42,373,320

Federal income tax cost of investments in securities and derivative instruments, if applicable	$302,923,248

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC AGGRESSIVE GROWTH PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2021 (Unaudited)

ASSETS
Investments in Securities, at value (x)
Unaffiliated Issuers (Cost $300,305,327)	$343,926,406
Repurchase Agreements (Cost $291,090)	291,090
Cash	300,033
Foreign cash (Cost $4,668)	5,041
Due from broker for futures variation margin	7,067,339
Receivable for Portfolio shares sold	544,686
Unrealized appreciation on forward foreign currency contracts	125,631
Dividends, interest and other receivables	93,446
Securities lending income receivable	6,608
Other assets	3,232

Total assets	352,363,512

LIABILITIES
Payable for return of collateral on securities loaned	15,291,090
Payable for securities purchased	546,570
Unrealized depreciation on forward foreign currency contracts	479,149
Investment management fees payable	186,415
Distribution fees payable – Class IB	67,733
Administrative fees payable	31,879
Payable for Portfolio shares redeemed	146
Accrued expenses	55,025

Total liabilities	16,658,007

NET ASSETS	$335,705,505

Net assets were comprised of:
Paid in capital	$280,546,318
Total distributable earnings (loss)	55,159,187

Net assets	$335,705,505

Class IB
Net asset value, offering and redemption price per share, $335,705,505 / 27,315,344 shares outstanding (unlimited amount authorized: $0.01 par value)	$12.29

(x)	Includes value of securities on loan of $15,090,654

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2021 (Unaudited)

INVESTMENT INCOME
Dividends (net of $53 foreign withholding tax)	$1,472,057
Interest	9,700
Securities lending (net)	40,077

Total income	1,521,834

EXPENSES
Investment management fees	1,136,375
Distribution fees – Class IB	378,792
Administrative fees	180,437
Professional fees	29,161
Printing and mailing expenses	17,886
Custodian fees	6,884
Trustees' fees	3,754
Miscellaneous	2,122

Gross expenses	1,755,411
Less: Waiver from investment manager	(94,245)

Net expenses	1,661,166

NET INVESTMENT INCOME (LOSS)	(139,332)

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	675,260
Futures contracts	14,857,240
Forward foreign currency contracts	(41,133)
Foreign currency transactions	8,929

Net realized gain (loss)	15,500,296

Change in unrealized appreciation (depreciation) on:
Investments in securities	17,736,525
Futures contracts	(754,454)
Forward foreign currency contracts	(577,211)
Foreign currency translations	(80,816)

Net change in unrealized appreciation (depreciation)	16,324,044

NET REALIZED AND UNREALIZED GAIN (LOSS)	31,824,340

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$31,685,008

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC AGGRESSIVE GROWTH PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31, 2020
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(139,332)	$68,154
Net realized gain (loss)	15,500,296	(2,356,808)
Net change in unrealized appreciation (depreciation)	16,324,044	16,700,835

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	31,685,008	14,412,181

Distributions to shareholders:
Class IB	—	(3,599,083)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 2,375,466 and 7,598,780 shares, respectively ]	28,336,427	75,651,755
Capital shares issued in reinvestment of dividends and distributions [ 0 and 346,723 shares, respectively ]	—	3,599,083
Capital shares repurchased [ (641,851) and (583,441) shares, respectively ]	(7,363,251)	(5,998,078)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	20,973,176	73,252,760

TOTAL INCREASE (DECREASE) IN NET ASSETS	52,658,184	84,065,858
NET ASSETS:
Beginning of period	283,047,321	198,981,463

End of period	$335,705,505	$283,047,321

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC AGGRESSIVE GROWTH PORTFOLIO

FINANCIAL HIGHLIGHTS

Class IB	Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31,						November 13, 2017* to December 31, 2017
			2020		2019		2018
Net asset value, beginning of period	$11.06		$10.92		$9.30		$10.24		$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	(0.01)		—	#	0.12		0.18		0.03
Net realized and unrealized gain (loss)	1.24		0.28		1.73		(1.00)		0.24

Total from investment operations	1.23		0.28		1.85		(0.82)		0.27

Less distributions:
Dividends from net investment income	—		(0.06)		(0.08)		(0.11)		(0.03)
Distributions from net realized gains	—		(0.08)		(0.15)		(0.01)		—

Total dividends and distributions	—		(0.14)		(0.23)		(0.12)		(0.03)

Net asset value, end of period	$12.29		$11.06		$10.92		$9.30		$10.24

Total return (b)	11.12%		2.70%		19.86%		(8.07)%		2.73%

Ratios/Supplemental Data:
Net assets, end of period (000's)	$335,706		$283,047		$198,981		$82,748		$103
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	1.10	%(j)	1.11	%(j)	1.09	%(m)	1.05	%(n)	1.13	%**(o)
Before waivers and reimbursements (a)(f)	1.16%		1.18%		1.19%		1.46%		3.04%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)(x)	(0.09)%		0.03%		1.20%		1.75%		2.07	%(l)
Before waivers and reimbursements (a)(f)(x)	(0.15)%		(0.04)%		1.09%		1.34%		0.16	%(l)
Portfolio turnover rate^	4	%(z)	22%		56%		3%		0	%(z)

	Year Ended December 31,
Class K	January 1, 2019 to September 10, 2019‡		Year Ended December 31, 2018		November 13, 2017* to December 31, 2017
Net asset value, beginning of period	$9.30		$10.24		$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.09		0.14		0.03
Net realized and unrealized gain (loss)	1.13		(0.94)		0.25

Total from investment operations	1.22		(0.80)		0.28

Less distributions:
Dividends from net investment income	—		(0.13)		(0.04)
Distributions from net realized gains	—		(0.01)		—

Total dividends and distributions	—		(0.14)		(0.04)

Net asset value, end of period	$10.52		$9.30		$10.24

Total return (b)	13.12%		(7.83)%		2.76%

Ratios/Supplemental Data:
Net assets, end of period (000's)	$—		$9,379		$10,176
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.83	%(m)	0.81	%(n)	0.88	%**(o)
Before waivers and reimbursements (a)(f)	0.94%		1.38%		2.79%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)(x)	1.29%		1.37%		2.33	%(l)
Before waivers and reimbursements (a)(f)(x)	1.19%		0.80%		0.42	%(l)
Portfolio turnover rate^	56%		3%		0	%(z)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC AGGRESSIVE GROWTH PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

#	Per share amount is less than $0.005.
*	Commencement of Operations.
**	Includes Tax Expense of 0.01%.
‡	After the close of business on September 10, 2019 operations for Class K ceased and shares were fully redeemed. The shares are no longer operational, but are still registered.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized. Certain non-recurring expenses incurred by the Portfolio are not annualized for periods less than one year.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds ("indirect expenses"), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.20% for Class IB.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(m)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.20% for Class IB and 0.94% for Class K.
(n)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.20% for Class IB and 0.95% for Class K.
(o)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.21% for Class IB and 0.96% for Class K.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

EQ/AB DYNAMIC GROWTH PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2021	% of Net Assets
Information Technology	16.5%
U.S. Treasury Obligations	14.3
Health Care	9.3
Financials	9.1
Consumer Discretionary	9.0
Exchange Traded Funds	8.8
Industrials	7.4
Communication Services	6.9
Repurchase Agreements	5.7
Consumer Staples	5.1
Materials	2.9
Investment Company	2.1
Energy	2.1
Real Estate	1.9
Utilities	1.9
U.S. Government Agency Securities	0.5
Cash and Other	(3.5)

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2021 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/21	Ending Account Value 6/30/21	Expenses Paid During Period* 1/1/21 - 6/30/21
Class IB
Actual	$1,000.00	$1,093.60	$5.93
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.13	5.72

* Expenses are equal to the Portfolio's Class IB shares annualized expense ratio of 1.14%, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

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EQ/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (6.9%)
Diversified Telecommunication Services (1.0%)
AT&T, Inc.	91,968	$2,646,839
BT Group plc*	83,877	225,092
Cellnex Telecom SA (m)	4,789	305,052
Deutsche Telekom AG (Registered)	31,322	661,539
Elisa OYJ	1,328	79,238
HKT Trust & HKT Ltd.	32,415	44,170
Iliad SA	167	24,436
Infrastrutture Wireless Italiane SpA (m)	3,111	35,088
Koninklijke KPN NV	30,781	96,137
Lumen Technologies, Inc.	12,700	172,593
Nippon Telegraph & Telephone Corp.	12,214	318,227
Orange SA (x)	18,748	213,746
Proximus SADP	1,481	28,607
Singapore Telecommunications Ltd.	75,485	128,222
Spark New Zealand Ltd.	17,402	58,387
Swisscom AG (Registered)	244	139,293
Telecom Italia SpA (Aquis Stock Exchange)	51,497	27,283
Telecom Italia SpA (Turquoise Stock Exchange)	93,637	46,510
Telefonica Deutschland Holding AG	9,527	25,135
Telefonica SA	48,692	227,540
Telenor ASA	6,366	107,281
Telia Co. AB	24,980	110,859
Telstra Corp. Ltd.	37,906	106,888
United Internet AG (Registered), Class G	899	36,755
Verizon Communications, Inc.	53,350	2,989,200

		8,854,117

Entertainment (1.2%)
Activision Blizzard, Inc.	9,961	950,678
Bollore SA	7,479	40,084
Capcom Co. Ltd.	1,630	47,684
Electronic Arts, Inc.	3,750	539,363
Embracer Group AB*	2,410	65,191
Koei Tecmo Holdings Co. Ltd.	544	26,540
Konami Holdings Corp.	905	54,335
Live Nation Entertainment, Inc.*	1,822	159,589
Netflix, Inc.*	5,780	3,053,054
Nexon Co. Ltd.	4,608	102,700
Nintendo Co. Ltd.	1,052	611,911
Sea Ltd. (ADR)*	130	35,698
Square Enix Holdings Co. Ltd.	806	39,975
Take-Two Interactive Software, Inc.*	1,531	271,018
Toho Co. Ltd.	1,107	45,637
Ubisoft Entertainment SA*	864	60,486
Vivendi SE (x)	6,687	224,632
Walt Disney Co. (The)*	23,335	4,101,593

		10,430,168

Interactive Media & Services (3.5%)
Adevinta ASA*	2,575	49,346
Alphabet, Inc., Class A*	3,890	9,498,563
Alphabet, Inc., Class C*	3,770	9,448,826
Auto Trader Group plc (m)*	8,940	78,331
Facebook, Inc., Class A*	31,090	10,810,304
Kakaku.com, Inc.	1,312	39,622
REA Group Ltd. (x)	529	67,058
Scout24 AG (m)	1,053	88,800
SEEK Ltd.	3,188	79,232
Twitter, Inc.*	10,231	703,995
Z Holdings Corp.	24,557	123,078

		30,987,155

Media (0.8%)
Charter Communications, Inc., Class A*	1,936	1,396,727
Comcast Corp., Class A	58,850	3,355,627
CyberAgent, Inc.	3,758	80,677
Dentsu Group, Inc. (x)	2,103	75,246
Discovery, Inc., Class A (x)*	2,050	62,894
Discovery, Inc., Class C*	3,790	109,834
DISH Network Corp., Class A*	3,177	132,799
Fox Corp., Class A	4,300	159,659
Fox Corp., Class B	1,933	68,041
Hakuhodo DY Holdings, Inc.	2,066	32,061
Informa plc*	13,743	95,358
Interpublic Group of Cos., Inc. (The)	4,970	161,475
News Corp., Class A	5,000	128,850
News Corp., Class B	1,550	37,742
Omnicom Group, Inc.	2,700	215,973
Pearson plc	6,895	79,164
Publicis Groupe SA (x)	2,119	135,530
Schibsted ASA, Class A	700	33,788
Schibsted ASA, Class B	920	38,317
ViacomCBS, Inc.	7,223	326,480
WPP plc	11,369	153,210

		6,879,452

Wireless Telecommunication Services (0.4%)
KDDI Corp.	15,158	472,771
SoftBank Corp.	27,006	353,330
SoftBank Group Corp.	11,784	824,705
Tele2 AB, Class B (x)	4,792	65,289
T-Mobile US, Inc.*	7,550	1,093,466
Vodafone Group plc	252,174	423,273

		3,232,834

Total Communication Services		60,383,726

Consumer Discretionary (9.0%)
Auto Components (0.2%)
Aisin Corp.	1,385	59,217
Aptiv plc*	3,500	550,655
BorgWarner, Inc.	3,100	150,474
Bridgestone Corp. (x)	5,366	244,162
Cie Generale des Etablissements Michelin SCA	1,592	253,897
Continental AG	1,065	156,565
Denso Corp.	4,100	279,706

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Faurecia SE (Euronext Paris)	971	$47,620
Faurecia SE (Italian Stock Exchange)	173	8,474
Koito Manufacturing Co. Ltd.	1,041	64,749
Stanley Electric Co. Ltd.	1,203	34,814
Sumitomo Electric Industries Ltd.	7,121	105,057
Toyota Industries Corp.	1,374	118,854
Valeo SA	2,214	66,603

		2,140,847

Automobiles (1.6%)
Bayerische Motoren Werke AG	3,148	333,371
Bayerische Motoren Werke AG (Preference) (q)	529	47,546
Daimler AG (Registered)	8,043	718,135
Ferrari NV	1,202	247,997
Ford Motor Co.*	50,350	748,201
General Motors Co.*	16,200	958,554
Honda Motor Co. Ltd.	15,321	489,577
Isuzu Motors Ltd.	5,064	66,870
Mazda Motor Corp.*	4,757	44,703
Nissan Motor Co. Ltd.*	21,486	106,623
Porsche Automobil Holding SE (Preference) (q)	1,445	154,824
Renault SA*	1,891	76,427
Stellantis NV (Euronext Paris)	9,499	186,297
Stellantis NV (Italian Stock Exchange)	9,559	187,633
Subaru Corp.	5,893	116,248
Suzuki Motor Corp.	3,438	145,479
Tesla, Inc.*	9,800	6,661,060
Toyota Motor Corp.	19,932	1,742,110
Volkswagen AG (x)	305	100,106
Volkswagen AG (Preference) (q)	1,754	439,255
Yamaha Motor Co. Ltd. (x)	2,740	74,484

		13,645,500

Distributors (0.1%)
Genuine Parts Co.	1,850	233,969
LKQ Corp.*	3,550	174,731
Pool Corp.	524	240,338

		649,038

Hotels, Restaurants & Leisure (1.4%)
Accor SA*	1,568	58,548
Aristocrat Leisure Ltd.	5,411	174,858
Booking Holdings, Inc.*	612	1,339,111
Caesars Entertainment, Inc.*	2,690	279,087
Carnival Corp.*	9,600	253,056
Chipotle Mexican Grill, Inc.*	440	682,150
Compass Group plc*	16,812	353,957
Crown Resorts Ltd.*	3,266	29,172
Darden Restaurants, Inc.	1,650	240,883
Domino's Pizza Enterprises Ltd.	570	51,515
Domino's Pizza, Inc.	502	234,178
Entain plc*	5,532	133,573
Evolution AB (m)	1,597	252,367
Expedia Group, Inc.*	1,700	278,307
Flutter Entertainment plc*	1,564	283,184
Galaxy Entertainment Group Ltd.*	20,394	163,246
Genting Singapore Ltd.	51,727	32,120
Hilton Worldwide Holdings, Inc.*	3,516	424,100
InterContinental Hotels Group plc*	1,717	114,244
La Francaise des Jeux SAEM (m)(x)	898	52,793
Las Vegas Sands Corp.*	4,149	218,611
Marriott International, Inc., Class A*	3,420	466,898
McDonald's Corp.	9,650	2,229,053
McDonald's Holdings Co. Japan Ltd. (x)	750	33,080
Melco Resorts & Entertainment Ltd. (ADR)*	1,908	31,616
MGM Resorts International	5,231	223,102
Norwegian Cruise Line Holdings Ltd. (x)*	4,025	118,375
Oriental Land Co. Ltd.	1,903	271,160
Penn National Gaming, Inc.*	1,920	146,861
Royal Caribbean Cruises Ltd.*	2,350	200,408
Sands China Ltd.*	21,793	91,783
SJM Holdings Ltd.*	16,347	17,854
Sodexo SA*	879	82,027
Starbucks Corp.	15,132	1,691,909
Tabcorp Holdings Ltd.	19,847	77,100
Whitbread plc*	1,945	83,998
Wynn Macau Ltd.*	13,352	21,014
Wynn Resorts Ltd.*	1,200	146,760
Yum! Brands, Inc.	3,900	448,617

		12,030,675

Household Durables (0.5%)
Barratt Developments plc	9,271	89,156
Berkeley Group Holdings plc	1,189	75,576
Casio Computer Co. Ltd.	1,751	29,269
DR Horton, Inc.	4,250	384,072
Electrolux AB	2,216	61,446
Garmin Ltd.	1,900	274,816
Husqvarna AB, Class B	3,930	52,213
Iida Group Holdings Co. Ltd.	1,340	34,497
Leggett & Platt, Inc.	1,700	88,077
Lennar Corp., Class A	3,550	352,692
Mohawk Industries, Inc.*	700	134,533
Newell Brands, Inc.	4,850	133,230
NVR, Inc.*	44	218,825
Panasonic Corp.	20,751	240,114
Persimmon plc	3,085	126,232
PulteGroup, Inc.	3,400	185,538
Rinnai Corp.	359	34,157
SEB SA	271	48,972
Sekisui Chemical Co. Ltd.	3,703	63,297
Sekisui House Ltd.	5,726	117,437
Sharp Corp.	1,887	31,134
Sony Group Corp.	11,851	1,153,684
Taylor Wimpey plc	33,732	74,168
Whirlpool Corp.	800	174,416

		4,177,551

Internet & Direct Marketing Retail (2.5%)
Amazon.com, Inc.*	5,545	19,075,687
Delivery Hero SE (m)*	1,476	194,969
eBay, Inc.	8,440	592,572
Etsy, Inc.*	1,662	342,106
HelloFresh SE*	1,553	150,964
Just Eat Takeaway.com NV (m)*	1,691	156,137
Mercari, Inc.*	961	51,037

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Ocado Group plc*	4,677	$129,588
Prosus NV*	4,594	449,242
Rakuten Group, Inc.	8,194	92,491
Zalando SE (m)(x)*	1,997	241,412
ZOZO, Inc.	1,172	39,824

		21,516,029

Leisure Products (0.0%)
Bandai Namco Holdings, Inc.	1,881	130,508
Hasbro, Inc.	1,550	146,506
Shimano, Inc.	701	166,266
Yamaha Corp.	1,312	71,212

		514,492

Multiline Retail (0.4%)
Dollar General Corp.	3,180	688,120
Dollar Tree, Inc.*	2,960	294,520
Next plc*	1,249	135,731
Pan Pacific International Holdings Corp.	3,990	82,821
Ryohin Keikaku Co. Ltd.	2,453	51,447
Target Corp.	6,500	1,571,310
Wesfarmers Ltd.	10,665	472,695

		3,296,644

Specialty Retail (1.3%)
ABC-Mart, Inc.	319	18,291
Advance Auto Parts, Inc.	840	172,318
AutoZone, Inc.*	313	467,065
Best Buy Co., Inc.	2,920	335,742
CarMax, Inc.*	2,060	266,049
Chow Tai Fook Jewellery Group Ltd.	18,700	42,726
Fast Retailing Co. Ltd.	551	414,781
Gap, Inc. (The)	2,650	89,172
H & M Hennes & Mauritz AB, Class B*	6,863	162,792
Hikari Tsushin, Inc.	213	37,406
Home Depot, Inc. (The)	13,960	4,451,704
Industria de Diseno Textil SA	10,305	363,031
JD Sports Fashion plc	4,847	61,618
Kingfisher plc	19,835	100,011
L Brands, Inc.	2,930	211,136
Lowe's Cos., Inc.	9,430	1,829,137
Nitori Holdings Co. Ltd.	756	133,786
O'Reilly Automotive, Inc.*	920	520,913
Ross Stores, Inc.	4,580	567,920
TJX Cos., Inc. (The)	15,480	1,043,661
Tractor Supply Co.	1,530	284,672
Ulta Beauty, Inc.*	700	242,039
USS Co. Ltd.	2,143	37,384
Yamada Holdings Co. Ltd.	5,600	25,859

		11,879,213

Textiles, Apparel & Luxury Goods (1.0%)
adidas AG	1,790	666,250
Burberry Group plc*	3,866	110,486
Cie Financiere Richemont SA (Registered)	4,906	593,598
EssilorLuxottica SA	2,687	495,886
Hanesbrands, Inc.	4,400	82,148
Hermes International	300	437,008
Kering SA	709	619,594
LVMH Moet Hennessy Louis Vuitton SE (x)	2,609	2,045,812
Moncler SpA	1,829	123,748
NIKE, Inc., Class B	16,150	2,495,014
Pandora A/S	965	129,718
Puma SE	952	113,504
PVH Corp.*	850	91,452
Ralph Lauren Corp.	600	70,686
Swatch Group AG (The)	275	94,337
Swatch Group AG (The) (Registered)	533	35,169
Tapestry, Inc.*	3,500	152,180
Under Armour, Inc., Class A*	2,350	49,702
Under Armour, Inc., Class C*	2,507	46,555
VF Corp.	4,050	332,262

		8,785,109

Total Consumer Discretionary		78,635,098

Consumer Staples (5.1%)
Beverages (1.1%)
Anheuser-Busch InBev SA/NV	7,161	516,347
Asahi Group Holdings Ltd. (x)	4,308	201,295
Brown-Forman Corp., Class B	2,350	176,109
Budweiser Brewing Co. APAC Ltd. (m)	15,700	49,541
Carlsberg A/S, Class B	982	183,051
Coca-Cola Co. (The)	49,900	2,700,089
Coca-Cola Europacific Partners plc	1,961	116,326
Coca-Cola HBC AG	1,899	68,667
Constellation Brands, Inc., Class A	2,200	514,558
Davide Campari-Milano NV	4,912	65,787
Diageo plc	21,988	1,052,698
Heineken Holding NV	1,087	109,493
Heineken NV	2,460	298,112
Ito En Ltd.	490	29,066
Kirin Holdings Co. Ltd. (x)	7,848	153,011
Molson Coors Beverage Co., Class B*	2,400	128,856
Monster Beverage Corp.*	4,770	435,739
PepsiCo, Inc.	17,800	2,637,426
Pernod Ricard SA	1,969	437,064
Remy Cointreau SA	233	48,100
Suntory Beverage & Food Ltd. (x)	1,301	48,951
Treasury Wine Estates Ltd. (x)	6,674	58,460

		10,028,746

Food & Staples Retailing (1.0%)
Aeon Co. Ltd.	6,136	164,868
Carrefour SA	5,814	114,336
Coles Group Ltd.	12,591	161,374
Cosmos Pharmaceutical Corp.	213	31,252
Costco Wholesale Corp.	5,700	2,255,319
Endeavour Group Ltd.*	11,891	56,092
Etablissements Franz Colruyt NV	533	29,805
ICA Gruppen AB	972	45,238
J Sainsbury plc	15,273	57,424
Jeronimo Martins SGPS SA	2,461	44,881
Kesko OYJ, Class B	2,675	98,804
Kobe Bussan Co. Ltd.	1,324	41,712
Koninklijke Ahold Delhaize NV	9,827	292,125

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Kroger Co. (The)	9,970	$381,951
Lawson, Inc.	535	24,753
Seven & i Holdings Co. Ltd.	7,081	337,621
Sysco Corp.	6,550	509,262
Tesco plc	71,564	220,708
Tsuruha Holdings, Inc.	392	45,553
Walgreens Boots Alliance, Inc.	9,250	486,642
Walmart, Inc.	17,920	2,527,078
Welcia Holdings Co. Ltd.	862	28,166
Wm Morrison Supermarkets plc	21,376	72,948
Woolworths Group Ltd.	11,891	340,030

		8,367,942

Food Products (1.1%)
a2 Milk Co. Ltd. (The)*	6,805	30,633
Ajinomoto Co., Inc.	4,509	117,053
Archer-Daniels-Midland Co.	7,100	430,260
Associated British Foods plc	3,342	102,445
Barry Callebaut AG (Registered)	34	79,006
Campbell Soup Co.	2,600	118,534
Chocoladefabriken Lindt & Spruengli AG	10	99,487
Chocoladefabriken Lindt & Spruengli AG (Registered)	1	104,728
Conagra Brands, Inc.	6,250	227,375
Danone SA	6,130	431,540
General Mills, Inc.	7,850	478,300
Hershey Co. (The)	1,850	322,233
Hormel Foods Corp.	3,600	171,900
J M Smucker Co. (The)	1,400	181,398
JDE Peet's NV*	694	25,181
Kellogg Co.	3,250	209,072
Kerry Group plc (London Stock Exchange), Class A	1,404	194,947
Kerry Group plc (Turquoise Stock Exchange), Class A	123	17,181
Kikkoman Corp.	1,390	91,712
Kraft Heinz Co. (The)	8,350	340,513
Lamb Weston Holdings, Inc.	1,814	146,317
McCormick & Co., Inc. (Non-Voting)	3,200	282,624
Meiji Holdings Co. Ltd.	1,188	71,112
Mondelez International, Inc., Class A	18,400	1,148,896
Mowi ASA	4,181	106,344
Nestle SA (Registered)	27,074	3,371,485
NH Foods Ltd.	788	30,642
Nisshin Seifun Group, Inc.	1,920	28,084
Nissin Foods Holdings Co. Ltd.	635	45,727
Orkla ASA	6,964	70,933
Toyo Suisan Kaisha Ltd.	929	35,748
Tyson Foods, Inc., Class A	3,750	276,600
WH Group Ltd. (m)	86,015	77,326
Wilmar International Ltd.	16,661	55,756
Yakult Honsha Co. Ltd.	1,198	67,829

		9,588,921

Household Products (0.9%)
Church & Dwight Co., Inc.	3,150	268,443
Clorox Co. (The)	1,600	287,856
Colgate-Palmolive Co.	11,050	898,917
Essity AB, Class B	5,699	188,988
Henkel AG & Co. KGaA	992	91,337
Henkel AG & Co. KGaA (Preference) (q)	1,702	179,696
Kimberly-Clark Corp.	4,350	581,943
Lion Corp.	2,170	36,761
Pigeon Corp. (x)	1,148	32,344
Procter & Gamble Co. (The)	31,997	4,317,355
Reckitt Benckiser Group plc	6,699	592,792
Unicharm Corp.	3,770	151,689

		7,628,121

Personal Products (0.5%)
Beiersdorf AG	950	114,618
Estee Lauder Cos., Inc. (The), Class A	2,950	938,336
Kao Corp. (x)	4,589	282,333
Kobayashi Pharmaceutical Co. Ltd.	511	43,651
Kose Corp.	315	49,563
L'Oreal SA	2,368	1,055,192
Pola Orbis Holdings, Inc. (x)	967	25,538
Shiseido Co. Ltd.	3,752	275,959
Unilever plc (Cboe Europe)	13,364	782,256
Unilever plc (London Stock Exchange)	11,345	663,915

		4,231,361

Tobacco (0.5%)
Altria Group, Inc.	23,900	1,139,552
British American Tobacco plc	20,482	793,317
Imperial Brands plc	8,894	191,559
Japan Tobacco, Inc. (x)	11,300	213,448
Philip Morris International, Inc.	20,050	1,987,155
Swedish Match AB	14,950	127,488

		4,452,519

Total Consumer Staples		44,297,610

Energy (2.1%)
Energy Equipment & Services (0.1%)
Baker Hughes Co.	8,800	201,256
Halliburton Co.	11,350	262,412
NOV, Inc.*	5,000	76,600
Schlumberger NV	17,950	574,580
Tenaris SA	4,370	47,630

		1,162,478

Oil, Gas & Consumable Fuels (2.0%)
Ampol Ltd.	2,182	46,163
APA Corp.	4,850	104,905
BP plc	191,211	833,182
Cabot Oil & Gas Corp.	5,100	89,046
Chevron Corp.	24,764	2,593,781
ConocoPhillips	17,350	1,056,615
Devon Energy Corp.	4,850	141,571
Diamondback Energy, Inc.	2,016	189,282
ENEOS Holdings, Inc.	28,838	120,679
Eni SpA	23,718	288,830
EOG Resources, Inc.	7,450	621,628
Equinor ASA	9,276	196,268
Exxon Mobil Corp.	54,558	3,441,519
Galp Energia SGPS SA	4,556	49,442
Hess Corp.	3,500	305,620

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Idemitsu Kosan Co. Ltd.	1,979	$47,794
Inpex Corp. (x)	8,972	66,950
Kinder Morgan, Inc.	25,050	456,661
Koninklijke Vopak NV	715	32,471
Lundin Energy AB (x)	1,907	67,473
Marathon Oil Corp.	10,100	137,562
Marathon Petroleum Corp.	8,346	504,265
Neste OYJ	3,966	242,847
Occidental Petroleum Corp.	10,798	337,653
Oil Search Ltd.	18,054	51,586
OMV AG	1,434	81,566
ONEOK, Inc.	5,712	317,816
Phillips 66	5,600	480,592
Pioneer Natural Resources Co.	2,050	333,166
Repsol SA (x)	14,080	176,203
Royal Dutch Shell plc, Class A	38,541	771,343
Royal Dutch Shell plc, Class B	34,829	674,024
Santos Ltd.	17,617	93,672
TotalEnergies SE (x)	23,330	1,055,503
Valero Energy Corp.	5,200	406,016
Washington H Soul Pattinson & Co. Ltd. (x)	929	23,500
Williams Cos., Inc. (The)	15,638	415,189
Woodside Petroleum Ltd.	8,962	149,275

		17,001,658

Total Energy		18,164,136

Financials (9.1%)
Banks (3.9%)
ABN AMRO Bank NV (CVA) (m)	3,803	45,960
Australia & New Zealand Banking Group Ltd.	26,741	564,532
Banco Bilbao Vizcaya Argentaria SA	62,661	388,442
Banco Santander SA	162,957	622,092
Bank Hapoalim BM*	10,232	82,103
Bank Leumi Le-Israel BM*	13,266	100,752
Bank of America Corp.	98,265	4,051,466
Bank of East Asia Ltd. (The)	11,080	20,578
Banque Cantonale Vaudoise (Registered)	331	29,728
Barclays plc	163,147	386,186
BNP Paribas SA	10,571	662,702
BOC Hong Kong Holdings Ltd.	34,761	117,970
CaixaBank SA	41,775	128,493
Chiba Bank Ltd. (The)	4,259	25,647
Citigroup, Inc.	26,800	1,896,100
Citizens Financial Group, Inc.	5,450	249,991
Comerica, Inc.	1,700	121,278
Commerzbank AG*	9,415	66,782
Commonwealth Bank of Australia	16,672	1,248,691
Concordia Financial Group Ltd.	10,230	37,478
Credit Agricole SA	10,964	153,589
Danske Bank A/S	6,415	112,879
DBS Group Holdings Ltd.	16,931	375,335
DNB ASA	8,673	188,969
Erste Group Bank AG	2,676	98,175
Fifth Third Bancorp	9,100	347,893
FinecoBank Banca Fineco SpA*	5,842	101,829
First Republic Bank	2,245	420,197
Hang Seng Bank Ltd. (x)	7,336	146,544
HSBC Holdings plc	191,414	1,104,939
Huntington Bancshares, Inc.	13,100	186,937
ING Groep NV	36,656	484,198
Intesa Sanpaolo SpA	155,207	428,714
Israel Discount Bank Ltd., Class A*	10,506	50,014
Japan Post Bank Co. Ltd. (x)	3,569	29,973
JPMorgan Chase & Co.	39,350	6,120,499
KBC Group NV	2,354	179,478
KeyCorp	12,550	259,158
Lloyds Banking Group plc	665,895	430,077
M&T Bank Corp.	1,650	239,762
Mediobanca Banca di Credito Finanziario SpA*	5,748	67,135
Mitsubishi UFJ Financial Group, Inc.	114,872	620,502
Mizrahi Tefahot Bank Ltd.*	1,409	43,392
Mizuho Financial Group, Inc.	22,669	323,930
National Australia Bank Ltd.	30,985	609,279
Natwest Group plc	44,891	126,183
Nordea Bank Abp (Aquis Stock Exchange)	403	4,491
Nordea Bank Abp (Turquoise Stock Exchange)	30,044	334,419
Oversea-Chinese Banking Corp. Ltd.	31,520	280,110
People's United Financial, Inc.	5,400	92,556
PNC Financial Services Group, Inc. (The)	5,500	1,049,180
Raiffeisen Bank International AG	1,508	34,153
Regions Financial Corp.	12,350	249,223
Resona Holdings, Inc.	20,065	77,157
Shizuoka Bank Ltd. (The)	3,855	29,807
Skandinaviska Enskilda Banken AB, Class A	15,294	197,562
Societe Generale SA	7,628	224,856
Standard Chartered plc	24,825	158,309
Sumitomo Mitsui Financial Group, Inc.	12,267	422,905
Sumitomo Mitsui Trust Holdings, Inc.	3,234	102,701
SVB Financial Group*	700	389,501
Svenska Handelsbanken AB, Class A	13,707	154,654
Swedbank AB, Class A	8,591	159,852
Truist Financial Corp.	17,402	965,811
UniCredit SpA	19,973	235,646
United Overseas Bank Ltd.	11,058	212,328
US Bancorp	17,600	1,002,672
Wells Fargo & Co.	53,319	2,414,818
Westpac Banking Corp.	34,475	667,305
Zions Bancorp NA	2,100	111,006

		33,667,573

Capital Markets (2.1%)
3i Group plc	9,109	147,804
Ameriprise Financial, Inc.	1,550	385,764
Amundi SA (m)	607	53,513
ASX Ltd.	1,852	107,932
Bank of New York Mellon Corp. (The)	10,450	535,354
BlackRock, Inc.	1,877	1,642,319
Cboe Global Markets, Inc.	1,318	156,908

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Charles Schwab Corp. (The)	19,185	$1,396,860
CME Group, Inc.	4,600	978,328
Credit Suisse Group AG (Registered)	22,656	237,322
Daiwa Securities Group, Inc.	13,574	74,544
Deutsche Bank AG (Registered)*	19,422	253,004
Deutsche Boerse AG	1,791	312,605
EQT AB	2,322	84,273
Franklin Resources, Inc.	3,500	111,965
Futu Holdings Ltd. (ADR)*	471	84,351
Goldman Sachs Group, Inc. (The)	4,450	1,688,909
Hargreaves Lansdown plc	3,343	73,481
Hong Kong Exchanges & Clearing Ltd.	11,387	678,735
Intercontinental Exchange, Inc.	7,200	854,640
Invesco Ltd.	4,850	129,641
Japan Exchange Group, Inc.	4,770	106,052
Julius Baer Group Ltd.	2,122	138,478
London Stock Exchange Group plc	3,052	336,480
Macquarie Group Ltd.	3,231	379,044
Magellan Financial Group Ltd.	1,299	52,470
MarketAxess Holdings, Inc.	482	223,450
Moody's Corp.	2,100	760,977
Morgan Stanley	18,436	1,690,397
MSCI, Inc.	1,101	586,921
Nasdaq, Inc.	1,450	254,910
Natixis SA	8,041	38,138
Nomura Holdings, Inc.	28,768	147,032
Northern Trust Corp.	2,650	306,393
Partners Group Holding AG	214	324,151
Raymond James Financial, Inc.	1,490	193,551
S&P Global, Inc.	3,150	1,292,917
SBI Holdings, Inc.	2,237	52,917
Schroders plc	1,218	59,189
Singapore Exchange Ltd.	7,226	60,078
St James's Place plc	5,143	105,078
Standard Life Aberdeen plc	19,844	74,390
State Street Corp.	4,550	374,374
T. Rowe Price Group, Inc.	2,900	574,113
UBS Group AG (Registered)	34,452	527,252

		18,647,004

Consumer Finance (0.4%)
Acom Co. Ltd.	3,634	15,832
American Express Co.	8,350	1,379,671
Capital One Financial Corp.	5,900	912,671
Discover Financial Services	3,900	461,331
Synchrony Financial	6,950	337,214

		3,106,719

Diversified Financial Services (0.9%)
Berkshire Hathaway, Inc., Class B*	24,622	6,842,946
Eurazeo SE	421	36,691
EXOR NV	1,055	84,515
Groupe Bruxelles Lambert SA	1,062	118,799
Industrivarden AB, Class A	989	38,459
Industrivarden AB, Class C	1,557	56,981
Investor AB, Class B	17,122	394,634
Kinnevik AB, Class B (x)*	2,239	89,632
L E Lundbergforetagen AB, Class B	772	49,812
M&G plc	24,064	76,196
Mitsubishi HC Capital, Inc.	6,203	33,222
ORIX Corp.	11,478	193,668
Sofina SA	145	62,550
Tokyo Century Corp.	347	18,647
Wendel SE	254	34,154

		8,130,906

Insurance (1.8%)
Admiral Group plc	1,888	82,111
Aegon NV	16,815	69,764
Aflac, Inc.	8,400	450,744
Ageas SA/NV	1,704	94,560
AIA Group Ltd.	113,606	1,411,973
Allianz SE (Registered)	3,881	967,779
Allstate Corp. (The)	3,900	508,716
American International Group, Inc.	11,057	526,313
Aon plc, Class A	3,000	716,280
Arthur J Gallagher & Co.	2,500	350,200
Assicurazioni Generali SpA	10,377	208,008
Assurant, Inc.	750	117,135
Aviva plc	36,919	207,293
Baloise Holding AG (Registered)	451	70,337
Chubb Ltd.	5,850	929,799
Cincinnati Financial Corp.	1,900	221,578
CNP Assurances	1,583	26,936
Dai-ichi Life Holdings, Inc.	9,576	175,324
Direct Line Insurance Group plc	11,747	46,311
Everest Re Group Ltd.	504	127,013
Gjensidige Forsikring ASA	1,892	41,707
Globe Life, Inc.	1,150	109,537
Hannover Rueck SE	586	98,043
Hartford Financial Services Group, Inc. (The)	4,550	281,963
Insurance Australia Group Ltd.	23,165	89,643
Japan Post Holdings Co. Ltd.*	14,347	117,558
Japan Post Insurance Co. Ltd.	2,049	37,883
Legal & General Group plc	56,077	199,824
Lincoln National Corp.	2,250	141,390
Loews Corp.	2,950	161,218
Marsh & McLennan Cos., Inc.	6,500	914,420
Medibank Pvt Ltd.	25,880	61,332
MetLife, Inc.	9,850	589,523
MS&AD Insurance Group Holdings, Inc.	4,239	122,406
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	1,317	360,659
NN Group NV	2,668	125,847
Phoenix Group Holdings plc	5,634	52,715
Poste Italiane SpA (m)	4,716	62,351
Principal Financial Group, Inc.	3,250	205,367
Progressive Corp. (The)	7,500	736,575
Prudential Financial, Inc.	5,050	517,473
Prudential plc	24,523	465,928
QBE Insurance Group Ltd.	13,274	107,413
Sampo OYJ, Class A (x)	4,687	215,413
SCOR SE (x)*	1,477	46,971
Sompo Holdings, Inc.	2,982	110,213
Suncorp Group Ltd.	12,034	100,267
Swiss Life Holding AG (Registered)	302	146,749
Swiss Re AG	2,835	255,786
T&D Holdings, Inc.	4,853	62,729

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Tokio Marine Holdings, Inc.	5,951	$273,619
Travelers Cos., Inc. (The)	3,200	479,072
Tryg A/S	3,384	83,072
Unum Group	2,600	73,840
W R Berkley Corp.	1,762	131,146
Willis Towers Watson plc	1,650	379,533
Zurich Insurance Group AG	1,414	567,281

		15,834,640

Total Financials		79,386,842

Health Care (9.3%)
Biotechnology (1.1%)
AbbVie, Inc.	22,701	2,557,041
Alexion Pharmaceuticals, Inc.*	2,800	514,388
Amgen, Inc.	7,516	1,832,025
Argenx SE*	431	130,729
Biogen, Inc.*	1,950	675,226
CSL Ltd.	4,276	914,543
Genmab A/S*	625	255,730
Gilead Sciences, Inc.	16,100	1,108,646
Grifols SA	2,892	78,323
Incyte Corp.*	2,382	200,398
PeptiDream, Inc.*	953	46,751
Regeneron Pharmaceuticals, Inc.*	1,409	786,983
Vertex Pharmaceuticals, Inc.*	3,400	685,542

		9,786,325

Health Care Equipment & Supplies (2.4%)
Abbott Laboratories	22,798	2,642,972
ABIOMED, Inc.*	598	186,642
Alcon, Inc.	4,696	328,783
Align Technology, Inc.*	909	555,399
Ambu A/S, Class B	1,623	62,397
Asahi Intecc Co. Ltd.	1,906	45,568
Baxter International, Inc.	6,500	523,250
Becton Dickinson and Co.	3,755	913,178
BioMerieux	415	48,224
Boston Scientific Corp.*	18,400	786,784
Carl Zeiss Meditec AG	401	77,480
Cochlear Ltd.	618	116,641
Coloplast A/S, Class B	1,146	188,038
Cooper Cos., Inc. (The)	619	245,291
Danaher Corp.	8,200	2,200,552
Demant A/S*	1,070	60,229
Dentsply Sirona, Inc.	2,750	173,965
Dexcom, Inc.*	1,285	548,695
DiaSorin SpA	256	48,417
Edwards Lifesciences Corp.*	7,950	823,382
Fisher & Paykel Healthcare Corp. Ltd.	5,370	116,813
GN Store Nord A/S	1,237	108,053
Hologic, Inc.*	3,250	216,840
Hoya Corp.	3,506	464,858
IDEXX Laboratories, Inc.*	1,171	739,545
Intuitive Surgical, Inc.*	1,550	1,425,442
Koninklijke Philips NV	8,598	426,052
Medtronic plc	17,300	2,147,449
Olympus Corp.	11,052	219,657
ResMed, Inc.	1,852	456,555
Sartorius AG (Preference) (q)	247	128,574
Siemens Healthineers AG (m)	2,568	157,366
Smith & Nephew plc	8,251	178,338
Sonova Holding AG (Registered)	519	195,204
STERIS plc	1,096	226,105
Straumann Holding AG (Registered)	101	161,011
Stryker Corp.	4,200	1,090,866
Sysmex Corp.	1,586	188,444
Teleflex, Inc.	598	240,270
Terumo Corp.	6,102	247,277
West Pharmaceutical Services, Inc.	960	344,736
Zimmer Biomet Holdings, Inc.	2,650	426,173

		20,481,515

Health Care Providers & Services (1.5%)
AmerisourceBergen Corp.	1,850	211,806
Amplifon SpA	1,153	56,929
Anthem, Inc.	3,250	1,240,850
Cardinal Health, Inc.	3,700	211,233
Centene Corp.*	7,402	539,828
Cigna Corp.	4,690	1,111,858
CVS Health Corp.	16,887	1,409,051
DaVita, Inc.*	950	114,409
Fresenius Medical Care AG & Co. KGaA	1,927	160,037
Fresenius SE & Co. KGaA	3,970	207,103
HCA Healthcare, Inc.	3,350	692,579
Henry Schein, Inc.*	1,750	129,833
Humana, Inc.	1,750	774,760
Laboratory Corp. of America Holdings*	1,250	344,813
McKesson Corp.	2,050	392,042
Medipal Holdings Corp.	1,723	32,911
NMC Health plc (r)*	907	—
Orpea SA	514	65,366
Quest Diagnostics, Inc.	1,700	224,349
Ramsay Health Care Ltd.	1,743	82,286
Ryman Healthcare Ltd.	3,711	34,059
Sonic Healthcare Ltd.	4,269	122,939
UnitedHealth Group, Inc.	12,250	4,905,390
Universal Health Services, Inc., Class B	950	139,108

		13,203,539

Health Care Technology (0.1%)
Cerner Corp.	3,890	304,042
M3, Inc.	4,159	303,722

		607,764

Life Sciences Tools & Services (0.8%)
Agilent Technologies, Inc.	3,900	576,459
Bio-Rad Laboratories, Inc., Class A*	280	180,401
Charles River Laboratories International, Inc.*	644	238,228
Eurofins Scientific SE*	1,273	145,512
Illumina, Inc.*	1,950	922,760
IQVIA Holdings, Inc.*	2,476	599,984
Lonza Group AG (Registered)	704	498,982
Mettler-Toledo International, Inc.*	347	480,713
PerkinElmer, Inc.	1,400	216,174
QIAGEN NV*	2,246	108,552
Sartorius Stedim Biotech	268	126,763

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Thermo Fisher Scientific, Inc.	5,150	$2,598,021
Waters Corp.*	850	293,768

		6,986,317

Pharmaceuticals (3.4%)
Astellas Pharma, Inc.	17,305	301,332
AstraZeneca plc	12,336	1,481,701
Bayer AG (Registered)	9,233	560,649
Bristol-Myers Squibb Co.	29,100	1,944,462
Catalent, Inc.*	2,048	221,430
Chugai Pharmaceutical Co. Ltd.	6,378	252,720
Daiichi Sankyo Co. Ltd.	15,994	344,729
Eisai Co. Ltd.	2,230	219,297
Eli Lilly and Co.	10,237	2,349,596
GlaxoSmithKline plc	47,279	928,302
Hikma Pharmaceuticals plc	1,600	54,137
Hisamitsu Pharmaceutical Co., Inc.	529	26,046
Ipsen SA	354	36,821
Johnson & Johnson	34,000	5,601,160
Kyowa Kirin Co. Ltd.	2,634	93,415
Merck & Co., Inc.	32,650	2,539,190
Merck KGaA	1,232	236,218
Nippon Shinyaku Co. Ltd.	486	38,541
Novartis AG (Registered)	20,866	1,901,563
Novo Nordisk A/S, Class B	16,182	1,355,714
Ono Pharmaceutical Co. Ltd.	3,464	77,297
Organon & Co.*	3,265	98,799
Orion OYJ, Class B	1,048	45,047
Otsuka Holdings Co. Ltd.	3,664	151,942
Perrigo Co. plc	1,750	80,237
Pfizer, Inc.	71,693	2,807,498
Recordati Industria Chimica e Farmaceutica SpA	1,031	58,925
Roche Holding AG	6,603	2,487,410
Roche Holding AG CHF 1	310	125,910
Sanofi	10,648	1,115,622
Santen Pharmaceutical Co. Ltd.	3,418	47,073
Shionogi & Co. Ltd.	2,519	131,307
Sumitomo Dainippon Pharma Co. Ltd.	1,735	36,357
Taisho Pharmaceutical Holdings Co. Ltd.	330	17,674
Takeda Pharmaceutical Co. Ltd.	14,814	495,911
Teva Pharmaceutical Industries Ltd. (ADR)*	10,313	102,099
UCB SA	1,202	125,652
Viatris, Inc.	15,559	222,338
Vifor Pharma AG	491	63,547
Zoetis, Inc.	6,100	1,136,796

		29,914,464

Total Health Care		80,979,924

Industrials (7.4%)
Aerospace & Defense (1.1%)
Airbus SE*	5,527	710,677
BAE Systems plc	29,774	214,993
Boeing Co. (The)*	6,850	1,640,986
Dassault Aviation SA	26	30,583
Elbit Systems Ltd.	284	36,761
General Dynamics Corp.	3,000	564,780
Howmet Aerospace, Inc.*	4,966	171,178
Huntington Ingalls Industries, Inc.	527	111,065
L3Harris Technologies, Inc.	2,700	583,605
Lockheed Martin Corp.	3,200	1,210,720
MTU Aero Engines AG	512	126,824
Northrop Grumman Corp.	2,000	726,860
Raytheon Technologies Corp.	19,538	1,666,787
Rolls-Royce Holdings plc*	76,556	104,756
Safran SA	3,212	445,305
Singapore Technologies Engineering Ltd.	13,370	38,478
Teledyne Technologies, Inc.*	594	248,785
Textron, Inc.	2,900	199,433
Thales SA	1,041	106,205
TransDigm Group, Inc.*	700	453,103

		9,391,884

Air Freight & Logistics (0.5%)
CH Robinson Worldwide, Inc.	1,700	159,239
Deutsche Post AG (Registered)	9,316	633,624
DSV Panalpina A/S	1,957	456,386
Expeditors International of Washington, Inc.	2,150	272,190
FedEx Corp.	3,150	939,740
InPost SA*	1,880	37,732
SG Holdings Co. Ltd.	2,930	76,827
United Parcel Service, Inc., Class B	9,200	1,913,324
Yamato Holdings Co. Ltd.	2,739	77,908

		4,566,970

Airlines (0.2%)
Alaska Air Group, Inc.*	1,500	90,465
American Airlines Group, Inc. (x)*	7,800	165,438
ANA Holdings, Inc.*	1,502	35,314
Delta Air Lines, Inc.*	8,200	354,732
Deutsche Lufthansa AG (Registered) (x)*	2,766	31,125
Japan Airlines Co. Ltd.*	1,411	30,495
Qantas Airways Ltd.*	8,554	29,894
Singapore Airlines Ltd.*	12,366	44,601
Southwest Airlines Co.*	7,600	403,484
United Airlines Holdings, Inc.*	3,750	196,088

		1,381,636

Building Products (0.5%)
A O Smith Corp.	1,692	121,925
AGC, Inc. (x)	1,873	78,565
Allegion plc	1,200	167,160
Assa Abloy AB, Class B	9,420	283,763
Carrier Global Corp.	10,150	493,290
Cie de Saint-Gobain	4,756	313,214
Daikin Industries Ltd.	2,342	436,167
Fortune Brands Home & Security, Inc.	1,739	173,222
Geberit AG (Registered)	350	262,524
Johnson Controls International plc	9,270	636,200
Kingspan Group plc	1,457	137,589
Lixil Corp.	2,551	65,971
Masco Corp.	3,300	194,403
Nibe Industrier AB, Class B	13,396	140,908
ROCKWOOL International A/S, Class B	86	41,867
TOTO Ltd.	1,402	72,564

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Trane Technologies plc	3,050	$561,627
Xinyi Glass Holdings Ltd.	16,800	68,483

		4,249,442

Commercial Services & Supplies (0.3%)
Brambles Ltd.	13,710	117,624
Cintas Corp.	1,200	458,400
Copart, Inc.*	2,631	346,845
Dai Nippon Printing Co. Ltd.	2,217	46,876
Rentokil Initial plc	17,425	119,315
Republic Services, Inc.	2,630	289,326
Rollins, Inc.	2,828	96,718
Secom Co. Ltd.	1,970	149,734
Securitas AB, Class B	2,972	46,917
Sohgo Security Services Co. Ltd.	740	33,704
Toppan, Inc.	2,548	40,940
Waste Management, Inc.	5,030	704,753

		2,451,152

Construction & Engineering (0.1%)
ACS Actividades de Construccion y Servicios SA	2,190	58,662
Bouygues SA	2,221	82,141
Eiffage SA	788	80,169
Ferrovial SA	4,580	134,411
Kajima Corp.	4,203	53,230
Obayashi Corp.	6,011	47,776
Quanta Services, Inc.	1,700	153,969
Shimizu Corp.	4,747	36,405
Skanska AB, Class B	3,211	85,170
Taisei Corp.	1,824	59,763
Vinci SA	5,003	533,848

		1,325,544

Electrical Equipment (0.6%)
ABB Ltd. (Registered)	16,300	552,993
AMETEK, Inc.	2,900	387,150
Eaton Corp. plc	5,100	755,718
Emerson Electric Co.	7,700	741,048
Fuji Electric Co. Ltd.	1,251	58,443
Generac Holdings, Inc.*	812	337,102
Legrand SA	2,472	261,637
Mitsubishi Electric Corp.	17,017	246,995
Nidec Corp.	4,210	487,905
Prysmian SpA	2,394	85,813
Rockwell Automation, Inc.	1,500	429,030
Schneider Electric SE	5,063	796,538
Siemens Energy AG*	3,756	113,212
Siemens Gamesa Renewable Energy SA*	2,214	73,927
Vestas Wind Systems A/S	9,490	370,445

		5,697,956

Industrial Conglomerates (0.9%)
3M Co.	7,430	1,475,821
CK Hutchison Holdings Ltd.	25,339	197,443
DCC plc	935	76,543
General Electric Co.	108,953	1,466,507
Hitachi Ltd.	9,096	520,812
Honeywell International, Inc.	9,100	1,996,085
Investment AB Latour, Class B	1,355	44,459
Jardine Matheson Holdings Ltd. (London Stock Exchange)	1,300	83,343
Jardine Matheson Holdings Ltd. (Singapore Stock Exchange)	793	50,689
Keppel Corp. Ltd.	12,485	50,787
Melrose Industries plc	44,240	94,917
Roper Technologies, Inc.	1,400	658,280
Siemens AG (Registered)	7,189	1,139,024
Smiths Group plc	3,822	84,063
Toshiba Corp.	3,851	166,561

		8,105,334

Machinery (1.5%)
Alfa Laval AB	2,947	104,098
Alstom SA	2,617	132,161
Atlas Copco AB, Class A	6,373	390,210
Atlas Copco AB, Class B	3,674	193,185
Caterpillar, Inc.	7,000	1,523,410
CNH Industrial NV	9,616	158,775
Cummins, Inc.	1,950	475,429
Daifuku Co. Ltd.	998	90,642
Deere & Co.	4,050	1,428,475
Dover Corp.	1,800	271,080
Epiroc AB, Class A	6,161	140,381
Epiroc AB, Class B	3,716	72,925
FANUC Corp.	1,803	434,866
Fortive Corp.	4,350	303,369
GEA Group AG	1,527	61,851
Harmonic Drive Systems, Inc.	449	24,735
Hino Motors Ltd.	2,283	20,077
Hitachi Construction Machinery Co. Ltd.	1,118	34,165
Hoshizaki Corp.	522	44,356
IDEX Corp.	966	212,568
Illinois Tool Works, Inc.	3,750	838,350
Ingersoll Rand, Inc.*	4,791	233,849
KION Group AG	679	72,365
Knorr-Bremse AG	713	82,008
Komatsu Ltd.	8,211	204,028
Kone OYJ, Class B	3,223	262,931
Kubota Corp. (x)	9,702	196,232
Kurita Water Industries Ltd.	1,016	48,745
Makita Corp.	2,123	99,944
Minebea Mitsumi, Inc.	3,472	91,851
MISUMI Group, Inc.	2,750	93,073
Mitsubishi Heavy Industries Ltd.	3,020	88,864
Miura Co. Ltd.	803	34,803
Nabtesco Corp. (x)	1,121	42,380
NGK Insulators Ltd.	2,542	42,651
NSK Ltd.	3,297	27,867
Otis Worldwide Corp.	5,175	423,160
PACCAR, Inc.	4,450	397,163
Parker-Hannifin Corp.	1,650	506,732
Pentair plc	2,100	141,729
Rational AG (x)	54	48,919
Sandvik AB	10,655	272,161
Schindler Holding AG	391	119,593
Schindler Holding AG (Registered)	197	57,572
SKF AB, Class B	3,701	94,232
SMC Corp.	540	319,105
Snap-on, Inc.	700	156,401
Spirax-Sarco Engineering plc	711	133,907

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Stanley Black & Decker, Inc.	2,100	$430,479
Techtronic Industries Co. Ltd.	12,906	225,397
THK Co. Ltd.	1,088	32,465
Volvo AB, Class A	1,882	46,664
Volvo AB, Class B (x)	13,435	323,234
Wartsila OYJ Abp	4,448	66,007
Westinghouse Air Brake Technologies Corp.	2,285	188,056
Xylem, Inc.	2,250	269,910
Yaskawa Electric Corp.	2,302	112,515

		12,942,100

Marine (0.1%)
AP Moller – Maersk A/S, Class A	30	83,333
AP Moller – Maersk A/S, Class B	59	169,579
Kuehne + Nagel International AG (Registered)	518	177,248
Nippon Yusen KK	1,553	78,702

		508,862

Professional Services (0.5%)
Adecco Group AG (Registered)	1,472	100,005
Bureau Veritas SA*	2,865	90,637
Equifax, Inc.	1,520	364,055
Experian plc	8,681	334,555
IHS Markit Ltd.	4,789	539,529
Intertek Group plc	1,522	116,428
Jacobs Engineering Group, Inc.	1,670	222,811
Leidos Holdings, Inc.	1,641	165,905
Nielsen Holdings plc	4,530	111,755
Nihon M&A Center, Inc.	2,890	74,946
Persol Holdings Co. Ltd.	1,746	34,497
Randstad NV	1,167	89,253
Recruit Holdings Co. Ltd.	12,750	627,774
RELX plc (London Stock Exchange)	9,677	256,881
RELX plc (Turquoise Stock Exchange)	8,483	226,120
Robert Half International, Inc.	1,420	126,337
SGS SA (Registered)	58	178,905
Teleperformance	561	227,700
Verisk Analytics, Inc.	2,050	358,176
Wolters Kluwer NV	2,559	257,069

		4,503,338

Road & Rail (0.6%)
Aurizon Holdings Ltd.	17,210	48,013
Central Japan Railway Co.	1,368	207,487
CSX Corp.	29,550	947,964
East Japan Railway Co.	2,873	204,998
Hankyu Hanshin Holdings, Inc.	2,179	67,177
JB Hunt Transport Services, Inc.	1,100	179,245
Kansas City Southern	1,250	354,213
Keio Corp.	973	57,192
Keisei Electric Railway Co. Ltd.	1,179	37,621
Kintetsu Group Holdings Co. Ltd.*	1,635	57,397
MTR Corp. Ltd.	13,824	77,005
Nippon Express Co. Ltd.	734	55,895
Norfolk Southern Corp.	3,300	875,853
Odakyu Electric Railway Co. Ltd.	2,738	69,156
Old Dominion Freight Line, Inc.	1,234	313,189
Tobu Railway Co. Ltd.	1,826	47,205
Tokyu Corp.	4,545	61,816
Union Pacific Corp.	8,750	1,924,388
West Japan Railway Co.	1,554	88,600

		5,674,414

Trading Companies & Distributors (0.4%)
Ashtead Group plc	4,225	313,496
Brenntag SE	1,473	136,969
Bunzl plc	3,194	105,552
Fastenal Co.	7,400	384,800
Ferguson plc	2,123	295,143
ITOCHU Corp. (x)	11,171	321,771
Marubeni Corp.	14,698	127,816
Mitsubishi Corp.	11,868	323,474
Mitsui & Co. Ltd.	14,523	326,880
MonotaRO Co. Ltd.	2,304	54,544
Reece Ltd.	2,732	48,374
Sumitomo Corp.	10,583	141,748
Toyota Tsusho Corp.	2,068	97,727
United Rentals, Inc.*	900	287,109
WW Grainger, Inc.	600	262,800

		3,228,203

Transportation Infrastructure (0.1%)
Aena SME SA (m)*	705	115,612
Aeroports de Paris*	278	36,211
Atlantia SpA*	4,783	86,603
Auckland International Airport Ltd.*	11,118	56,499
Getlink SE	3,994	62,277
Sydney Airport*	12,426	53,956
Transurban Group	25,789	275,215

		686,373

Total Industrials		64,713,208

Information Technology (16.5%)
Communications Equipment (0.5%)
Arista Networks, Inc.*	755	273,544
Cisco Systems, Inc.	54,500	2,888,500
F5 Networks, Inc.*	740	138,128
Juniper Networks, Inc.	4,200	114,870
Motorola Solutions, Inc.	2,150	466,228
Nokia OYJ*	50,668	271,289
Telefonaktiebolaget LM Ericsson, Class B	27,488	345,475

		4,498,034

Electronic Equipment, Instruments & Components (0.7%)
Amphenol Corp., Class A	7,700	526,757
Azbil Corp.	1,143	47,379
CDW Corp.	1,859	324,674
Corning, Inc.	9,800	400,820
Halma plc	3,612	134,505
Hamamatsu Photonics KK	1,336	80,572
Hexagon AB, Class B	18,452	273,392
Hirose Electric Co. Ltd.	333	48,708
Ibiden Co. Ltd.	978	52,732
IPG Photonics Corp.*	453	95,479
Keyence Corp.	1,829	923,102
Keysight Technologies, Inc.*	2,405	371,356
Kyocera Corp.	3,016	186,452
Murata Manufacturing Co. Ltd.	5,400	412,285

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Omron Corp.	1,756	$139,253
Shimadzu Corp.	2,276	87,992
TDK Corp.	1,254	152,270
TE Connectivity Ltd.	4,200	567,882
Trimble, Inc.*	3,232	264,475
Venture Corp. Ltd.	2,400	34,286
Yokogawa Electric Corp.	2,208	32,992
Zebra Technologies Corp., Class A*	697	369,055

		5,526,418

IT Services (3.1%)
Accenture plc, Class A	8,170	2,408,434
Adyen NV (m)*	186	454,442
Afterpay Ltd.*	2,095	185,662
Akamai Technologies, Inc.*	2,100	244,860
Amadeus IT Group SA*	4,238	298,095
Atos SE	967	58,822
Automatic Data Processing, Inc.	5,500	1,092,410
Bechtle AG	280	52,009
Broadridge Financial Solutions, Inc.	1,474	238,095
Capgemini SE (x)	1,532	294,284
Cognizant Technology Solutions Corp., Class A	6,810	471,661
Computershare Ltd.	4,912	62,256
DXC Technology Co.*	3,208	124,920
Edenred	2,317	132,012
Fidelity National Information Services, Inc.	8,022	1,136,477
Fiserv, Inc.*	7,183	767,791
FleetCor Technologies, Inc.*	1,106	283,202
Fujitsu Ltd.	1,859	348,055
Gartner, Inc.*	1,162	281,436
Global Payments, Inc.	3,871	725,967
GMO Payment Gateway, Inc.	420	54,705
International Business Machines Corp.	11,495	1,685,052
Itochu Techno-Solutions Corp.	867	26,846
Jack Henry & Associates, Inc.	993	162,365
Mastercard, Inc., Class A	11,400	4,162,026
NEC Corp.	2,308	118,833
Nexi SpA (m)*	4,068	89,285
Nomura Research Institute Ltd.	3,312	109,560
NTT Data Corp.	5,808	90,601
Obic Co. Ltd.	666	124,154
Otsuka Corp.	1,135	59,562
Paychex, Inc.	4,080	437,784
PayPal Holdings, Inc.*	15,150	4,415,922
SCSK Corp.	477	28,424
TIS, Inc.	2,048	52,299
VeriSign, Inc.*	1,350	307,382
Visa, Inc., Class A	21,900	5,120,658
Western Union Co. (The)	5,230	120,133
Wix.com Ltd.*	531	154,139
Worldline SA (m)*	2,233	209,016

		27,189,636

Semiconductors & Semiconductor Equipment (3.6%)
Advanced Micro Devices, Inc.*	15,472	1,453,285
Advantest Corp.	1,905	171,646
Analog Devices, Inc.	4,706	810,185
Applied Materials, Inc.	11,700	1,666,080
ASM International NV	455	149,446
ASML Holding NV	3,948	2,712,369
Broadcom, Inc.	5,209	2,483,860
Disco Corp.	285	87,094
Enphase Energy, Inc.*	1,633	299,868
Infineon Technologies AG	12,273	492,173
Intel Corp.	52,850	2,966,999
KLA Corp.	2,000	648,420
Lam Research Corp.	1,850	1,203,795
Lasertec Corp.	709	137,786
Maxim Integrated Products, Inc.*	3,435	361,912
Microchip Technology, Inc.	3,350	501,629
Micron Technology, Inc.*	14,300	1,215,214
Monolithic Power Systems, Inc.	548	204,651
NVIDIA Corp.	8,050	6,440,805
NXP Semiconductors NV	3,577	735,860
Qorvo, Inc.*	1,450	283,692
QUALCOMM, Inc.	14,587	2,084,920
Renesas Electronics Corp.*	8,139	87,987
Rohm Co. Ltd.	862	79,686
Skyworks Solutions, Inc.	2,100	402,675
STMicroelectronics NV	6,418	232,908
SUMCO Corp.	2,665	65,369
Teradyne, Inc.	2,073	277,699
Texas Instruments, Inc.	11,850	2,278,755
Tokyo Electron Ltd.	1,404	607,627
Xilinx, Inc.	3,150	455,616

		31,600,011

Software (5.1%)
Adobe, Inc.*	6,250	3,660,250
ANSYS, Inc.*	1,143	396,690
Autodesk, Inc.*	2,850	831,915
AVEVA Group plc	1,153	59,141
Cadence Design Systems, Inc.*	3,534	483,522
Check Point Software Technologies Ltd.*	1,063	123,446
Citrix Systems, Inc.	1,590	186,459
CyberArk Software Ltd.*	378	49,242
Dassault Systemes SE	1,244	301,652
Fortinet, Inc.*	1,686	401,588
Intuit, Inc.	3,370	1,651,873
Microsoft Corp.	97,651	26,453,656
Nemetschek SE	599	45,826
Nice Ltd.*	590	144,091
NortonLifeLock, Inc.	7,580	206,328
Oracle Corp. (London Stock Exchange)	24,400	1,899,296
Oracle Corp. (Tokyo Stock Exchange)	398	30,451
Paycom Software, Inc.*	635	230,803
PTC, Inc.*	1,359	191,972
Sage Group plc (The)	10,326	97,731
salesforce.com, Inc.*	11,799	2,882,142
SAP SE	9,814	1,382,935
ServiceNow, Inc.*	2,511	1,379,920
Sinch AB (m)*	4,280	72,016
Synopsys, Inc.*	1,949	537,515
TeamViewer AG (m)*	1,526	57,396
Temenos AG (Registered)	626	100,539
Trend Micro, Inc.	1,313	68,785

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Tyler Technologies, Inc.*	520	$235,232
WiseTech Global Ltd.	1,304	31,226
Xero Ltd.*	1,241	127,597

		44,321,235

Technology Hardware, Storage & Peripherals (3.5%)
Apple, Inc.	203,781	27,909,846
Brother Industries Ltd.	2,254	44,981
Canon, Inc. (x)	9,453	213,829
FUJIFILM Holdings Corp.	3,434	254,671
Hewlett Packard Enterprise Co.	16,530	241,007
HP, Inc.	17,700	534,363
Logitech International SA (Registered)	1,627	197,122
NetApp, Inc.	2,850	233,187
Ricoh Co. Ltd.	6,391	71,737
Seagate Technology Holdings plc	2,850	250,600
Seiko Epson Corp.	2,732	48,052
Western Digital Corp.*	3,900	277,563

		30,276,958

Total Information Technology		143,412,292

Materials (2.9%)
Chemicals (1.6%)
Air Liquide SA	4,452	779,491
Air Products and Chemicals, Inc.	2,850	819,888
Akzo Nobel NV	1,827	225,735
Albemarle Corp.	1,314	221,356
Arkema SA	577	72,386
Asahi Kasei Corp.	11,612	127,571
BASF SE	8,632	680,040
Celanese Corp.	1,452	220,123
CF Industries Holdings, Inc.	2,750	141,488
Chr Hansen Holding A/S	1,018	91,878
Clariant AG (Registered)	1,986	39,495
Corteva, Inc.	9,568	424,341
Covestro AG (m)	1,816	117,270
Croda International plc	1,344	136,983
Dow, Inc.	9,568	605,463
DuPont de Nemours, Inc.	6,934	536,761
Eastman Chemical Co.	1,750	204,312
Ecolab, Inc.	3,200	659,104
EMS-Chemie Holding AG (Registered)	66	64,841
Evonik Industries AG	2,060	69,078
FMC Corp.	1,650	178,530
FUCHS PETROLUB SE (Preference) (q)	693	33,707
Givaudan SA (Registered)	88	409,256
ICL Group Ltd.	6,007	40,739
International Flavors & Fragrances, Inc.	3,214	480,172
Johnson Matthey plc	1,869	79,449
JSR Corp.	1,904	57,585
Kansai Paint Co. Ltd.	1,741	44,365
Koninklijke DSM NV	1,637	305,525
LANXESS AG	782	53,614
Linde plc	6,804	1,967,036
LyondellBasell Industries NV, Class A	3,250	334,328
Mitsubishi Chemical Holdings Corp.	12,031	101,093
Mitsubishi Gas Chemical Co., Inc.	1,541	32,680
Mitsui Chemicals, Inc.	1,771	61,135
Mosaic Co. (The)	4,400	140,404
Nippon Paint Holdings Co. Ltd.	6,780	92,031
Nippon Sanso Holdings Corp.	1,537	31,502
Nissan Chemical Corp.	1,236	60,523
Nitto Denko Corp.	1,474	109,991
Novozymes A/S, Class B	1,994	150,299
Orica Ltd.	3,568	35,535
PPG Industries, Inc.	3,000	509,310
Sherwin-Williams Co. (The)	3,150	858,218
Shin-Etsu Chemical Co. Ltd.	3,329	556,756
Sika AG (Registered)	1,334	436,136
Solvay SA	715	90,885
Sumitomo Chemical Co. Ltd.	14,001	74,230
Symrise AG	1,216	169,420
Toray Industries, Inc.	12,835	85,390
Tosoh Corp.	2,519	43,444
Umicore SA	1,877	114,621
Yara International ASA	1,637	86,164

		14,061,677

Construction Materials (0.2%)
CRH plc	7,383	372,062
HeidelbergCement AG	1,395	119,659
Holcim Ltd.*	4,444	266,568
James Hardie Industries plc (CHDI)	4,163	141,335
Martin Marietta Materials, Inc.	800	281,448
Vulcan Materials Co.	1,650	287,215

		1,468,287

Containers & Packaging (0.2%)
Amcor plc	20,238	231,927
Avery Dennison Corp.	1,100	231,264
Ball Corp.	4,150	336,233
International Paper Co.	5,050	309,615
Packaging Corp. of America	1,249	169,140
Sealed Air Corp.	1,950	115,538
Smurfit Kappa Group plc	2,362	128,134
Westrock Co.	3,350	178,287

		1,700,138

Metals & Mining (0.8%)
Anglo American plc	12,170	483,579
Antofagasta plc	3,678	73,035
ArcelorMittal SA	6,826	209,228
BHP Group Ltd.	27,684	1,008,392
BHP Group plc	19,848	584,807
BlueScope Steel Ltd.	4,652	76,613
Boliden AB*	2,622	100,798
Evolution Mining Ltd.	16,057	54,189
Evraz plc	4,560	37,342
Fortescue Metals Group Ltd.	15,914	278,556
Freeport-McMoRan, Inc.	18,750	695,813
Glencore plc*	93,910	401,993
Hitachi Metals Ltd.	1,990	38,046
JFE Holdings, Inc.	4,445	52,054
Newcrest Mining Ltd.	7,645	144,940
Newmont Corp.	10,360	656,617
Nippon Steel Corp.	8,038	135,552

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Norsk Hydro ASA	12,638	$80,641
Northern Star Resources Ltd.	10,386	76,176
Nucor Corp.	3,800	364,534
Rio Tinto Ltd.	3,491	331,553
Rio Tinto plc	10,547	867,939
South32 Ltd.	44,331	97,411
Sumitomo Metal Mining Co. Ltd.	2,361	91,915
voestalpine AG	1,076	43,813

		6,985,536

Paper & Forest Products (0.1%)
Mondi plc	4,606	121,122
Oji Holdings Corp.	7,367	42,307
Stora Enso OYJ, Class R	5,416	98,803
Svenska Cellulosa AB SCA, Class B	5,543	90,839
UPM-Kymmene OYJ	5,046	190,867

		543,938

Total Materials		24,759,576

Real Estate (1.9%)
Equity Real Estate Investment Trusts (REITs) (1.6%)
Alexandria Real Estate Equities, Inc. (REIT)	1,553	282,553
American Tower Corp. (REIT)	5,750	1,553,305
Ascendas REIT (REIT)	29,118	63,879
AvalonBay Communities, Inc. (REIT)	1,750	365,207
Boston Properties, Inc. (REIT)	1,750	200,532
British Land Co. plc (The) (REIT)	8,273	56,637
CapitaLand Integrated Commercial Trust (REIT)	41,905	65,131
Covivio (REIT)	514	43,955
Crown Castle International Corp. (REIT)	5,600	1,092,560
Daiwa House REIT Investment Corp. (REIT)	19	56,011
Dexus (REIT)	9,853	78,843
Digital Realty Trust, Inc. (REIT)	3,606	542,559
Duke Realty Corp. (REIT)	4,787	226,664
Equinix, Inc. (REIT)	1,200	963,120
Equity Residential (REIT)	4,400	338,800
Essex Property Trust, Inc. (REIT)	850	255,008
Extra Space Storage, Inc. (REIT)	1,600	262,112
Federal Realty Investment Trust (REIT)	850	99,594
Gecina SA (REIT)	451	69,093
GLP J-REIT (REIT)	41	70,711
Goodman Group (REIT)	15,691	249,117
GPT Group (The) (REIT)	17,738	65,183
Healthpeak Properties, Inc. (REIT)	6,950	231,366
Host Hotels & Resorts, Inc. (REIT)*	9,050	154,664
Iron Mountain, Inc. (REIT)	3,660	154,891
Japan Metropolitan Fund Invest (REIT)	66	71,528
Japan Real Estate Investment Corp. (REIT)	12	73,775
Kimco Realty Corp. (REIT)	5,550	115,718
Klepierre SA (REIT)	2,058	53,027
Land Securities Group plc (REIT)	6,334	59,177
Link REIT (REIT)	19,490	188,893
Mapletree Commercial Trust (REIT)	18,300	29,395
Mapletree Logistics Trust (REIT)	28,100	42,839
Mid-America Apartment Communities, Inc. (REIT)	1,432	241,177
Mirvac Group (REIT)	35,823	78,447
Nippon Building Fund, Inc. (REIT) (x)	14	87,331
Nippon Prologis REIT, Inc. (REIT)	21	66,821
Nomura Real Estate Master Fund, Inc. (REIT)	40	64,125
Orix JREIT, Inc. (REIT)	25	48,112
Prologis, Inc. (REIT)	9,450	1,129,559
Public Storage (REIT)	2,000	601,380
Realty Income Corp. (REIT)	4,500	300,330
Regency Centers Corp. (REIT)	2,019	129,357
SBA Communications Corp. (REIT)	1,450	462,115
Scentre Group (REIT)	48,042	98,720
Segro plc (REIT)	11,023	166,891
Simon Property Group, Inc. (REIT)	4,200	548,016
Stockland (REIT)	22,432	78,395
UDR, Inc. (REIT)	3,750	183,675
Unibail-Rodamco-Westfield (REIT)*	1,172	101,434
United Urban Investment Corp. (REIT)	28	40,502
Ventas, Inc. (REIT)	4,750	271,225
Vicinity Centres (REIT)	35,815	41,498
Vornado Realty Trust (REIT)	1,950	91,007
Welltower, Inc. (REIT)	5,300	440,430
Weyerhaeuser Co. (REIT)	9,550	328,711

		13,775,105

Real Estate Management & Development (0.3%)
Aroundtown SA	9,247	72,147
Azrieli Group Ltd.	414	29,144
CapitaLand Ltd.	24,342	67,159
CBRE Group, Inc., Class A*	4,250	364,353
City Developments Ltd.	3,306	17,923
CK Asset Holdings Ltd.	22,516	155,437
Daito Trust Construction Co. Ltd.	640	69,994
Daiwa House Industry Co. Ltd.	5,286	158,682
Deutsche Wohnen SE	3,230	197,550
ESR Cayman Ltd. (m)*	18,600	62,764
Fastighets AB Balder, Class B*	1,018	63,877
Hang Lung Properties Ltd.	17,369	42,190
Henderson Land Development Co. Ltd.	13,585	64,388
Hongkong Land Holdings Ltd. (Bermuda Stock Exchange)	6,900	32,223
Hongkong Land Holdings Ltd. (Singapore Stock Exchange)	3,243	15,437
Hulic Co. Ltd. (x)	2,320	26,104
LEG Immobilien SE	668	96,198
Lendlease Corp. Ltd.	6,051	52,005
Mitsubishi Estate Co. Ltd.	11,191	180,968
Mitsui Fudosan Co. Ltd.	8,728	202,144
New World Development Co. Ltd.	13,819	71,815
Nomura Real Estate Holdings, Inc.	1,126	28,562
Sino Land Co. Ltd.	30,900	48,712
Sumitomo Realty & Development Co. Ltd.	2,975	106,312
Sun Hung Kai Properties Ltd.	12,339	183,870

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Swire Pacific Ltd., Class A	4,257	$28,867
Swire Properties Ltd.	9,996	29,804
Swiss Prime Site AG (Registered)	728	72,230
UOL Group Ltd.	4,185	22,719
Vonovia SE	5,052	326,597
Wharf Real Estate Investment Co. Ltd.	15,212	88,459

		2,978,634

Total Real Estate		16,753,739

Utilities (1.9%)
Electric Utilities (1.2%)
Alliant Energy Corp.	3,142	175,198
American Electric Power Co., Inc.	6,350	537,147
AusNet Services Ltd.	17,369	22,795
Chubu Electric Power Co., Inc.	5,860	71,631
CK Infrastructure Holdings Ltd.	5,668	33,799
CLP Holdings Ltd.	15,065	149,014
Duke Energy Corp.	9,500	937,840
Edison International	4,850	280,427
EDP – Energias de Portugal SA	25,410	134,681
Electricite de France SA (x)	4,370	59,694
Elia Group SA/NV	328	34,614
Endesa SA (x)	2,955	71,690
Enel SpA	76,432	709,808
Entergy Corp.	2,550	254,235
Evergy, Inc.	2,870	173,434
Eversource Energy	4,350	349,044
Exelon Corp.	12,500	553,875
FirstEnergy Corp.	6,950	258,610
Fortum OYJ	4,231	116,693
HK Electric Investments & HK Electric Investments Ltd. (m)	24,476	24,809
Iberdrola SA	54,283	661,683
Kansai Electric Power Co., Inc. (The)	6,346	60,521
Mercury NZ Ltd.	6,202	28,916
NextEra Energy, Inc.	25,200	1,846,656
NRG Energy, Inc.	3,100	124,930
Origin Energy Ltd.	16,038	54,245
Orsted A/S (m)	1,795	251,880
Pinnacle West Capital Corp.	1,400	114,758
Power Assets Holdings Ltd.	12,992	79,733
PPL Corp.	9,900	276,903
Red Electrica Corp. SA (x)	4,188	77,741
Southern Co. (The)	13,550	819,911
SSE plc	9,852	204,492
Terna SpA	12,812	95,465
Tohoku Electric Power Co., Inc.	3,867	30,283
Tokyo Electric Power Co. Holdings, Inc.*	14,346	42,614
Verbund AG	684	62,978
Xcel Energy, Inc.	6,700	441,396

		10,224,143

Gas Utilities (0.1%)
APA Group	10,921	72,893
Atmos Energy Corp.	1,565	150,412
Enagas SA (x)	2,346	54,203
Hong Kong & China Gas Co. Ltd.	103,534	160,816
Naturgy Energy Group SA	2,710	69,666
Osaka Gas Co. Ltd.	3,467	64,568
Snam SpA	18,472	106,778
Toho Gas Co. Ltd.	714	34,963
Tokyo Gas Co. Ltd.	3,513	66,310

		780,609

Independent Power and Renewable Electricity Producers (0.0%)
AES Corp. (The)	8,550	222,899
EDP Renovaveis SA	2,708	62,743
Meridian Energy Ltd.	11,567	43,095
Uniper SE	860	31,673

		360,410

Multi-Utilities (0.5%)
AGL Energy Ltd.	5,492	33,774
Ameren Corp.	3,150	252,126
CenterPoint Energy, Inc.	6,950	170,414
CMS Energy Corp.	3,650	215,642
Consolidated Edison, Inc.	4,400	315,568
Dominion Energy, Inc.	10,469	770,204
DTE Energy Co.	2,500	324,000
E.ON SE	20,903	241,760
Engie SA	17,291	236,889
National Grid plc	33,353	424,831
NiSource, Inc.	4,850	118,825
Public Service Enterprise Group, Inc.	6,500	388,310
RWE AG	6,073	220,065
Sempra Energy	3,650	483,552
Suez SA (x)	3,345	79,525
Veolia Environnement SA	5,115	154,478
WEC Energy Group, Inc.	4,050	360,248

		4,790,211

Water Utilities (0.1%)
American Water Works Co., Inc.	2,350	362,206
Severn Trent plc	2,224	76,942
United Utilities Group plc	6,322	85,213

		524,361

Total Utilities		16,679,734

Total Common Stocks (72.1%) (Cost $389,224,462)		628,165,885

EXCHANGE TRADED FUNDS (ETF):
Equity (8.8%)
iShares Russell 2000 ETF (x)	166,802	38,259,375
SPDR S&P MidCap 400 ETF Trust (x)	77,862	38,231,020

Total Exchange Traded Funds (8.8%) (Cost $51,454,109)		76,490,395

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
U.S. Government Agency Securities (0.5%)
FHLB
2.500%, 2/13/24	$140,000	147,805
3.250%, 11/16/28	350,000	397,352

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Principal Amount	Value (Note 1)
FHLMC
2.375%, 1/13/22	$1,380,000	$1,396,985
2.750%, 6/19/23	701,000	735,427
FNMA
2.875%, 9/12/23	799,000	844,141
1.875%, 9/24/26	612,000	641,570

Total U.S. Government Agency Securities		4,163,280

U.S. Treasury Obligations (8.5%)
U.S. Treasury Bonds 6.125%, 11/15/27	238,000	311,839
U.S. Treasury Notes 0.125%, 7/31/22	867,900	868,017
2.000%, 7/31/22	2,453,000	2,503,062
1.875%, 10/31/22	748,000	765,142
2.000%, 10/31/22	200,000	204,910
1.625%, 11/15/22	2,361,000	2,408,630
0.125%, 11/30/22	798,300	797,894
2.000%, 11/30/22	898,000	921,326
2.125%, 12/31/22	895,000	921,073
0.125%, 1/31/23	396,100	395,730
2.000%, 2/15/23	751,000	772,909
1.750%, 5/15/23	2,513,500	2,584,473
1.625%, 5/31/23	157,000	161,144
1.375%, 8/31/23	786,000	804,591
1.375%, 9/30/23	284,400	291,246
2.750%, 11/15/23	485,600	513,408
2.125%, 11/30/23#	997,000	1,039,992
2.250%, 12/31/23#	3,466,000	3,629,810
2.500%, 1/31/24	466,100	491,734
2.125%, 3/31/24	775,000	811,390
2.250%, 4/30/24	620,000	651,859
2.000%, 5/31/24	1,575,000	1,645,875
1.750%, 7/31/24	158,000	164,209
2.375%, 8/15/24#	2,585,000	2,736,919
2.250%, 11/15/24	3,349,000	3,540,789
1.500%, 11/30/24	483,000	498,396
2.000%, 2/15/25#	5,610,500	5,890,981
0.500%, 3/31/25	1,371,000	1,364,573
2.125%, 5/15/25	2,135,000	2,254,966
0.250%, 7/31/25	2,746,700	2,695,595
0.250%, 8/31/25	2,153,000	2,110,434
0.250%, 9/30/25	1,174,600	1,150,272
2.250%, 11/15/25	484,500	515,674
0.375%, 12/31/25	1,125,100	1,104,109
0.375%, 1/31/26	2,160,300	2,117,904
1.625%, 2/15/26	2,980,000	3,090,334
0.500%, 2/28/26	982,300	967,871
0.750%, 4/30/26	1,008,700	1,003,995
0.750%, 5/31/26	981,700	976,568
2.000%, 11/15/26	1,655,200	1,747,778
2.250%, 2/15/27	404,000	432,058
2.375%, 5/15/27	1,502,800	1,618,846
2.250%, 8/15/27#	1,152,500	1,233,288
2.250%, 11/15/27	769,000	823,146
2.750%, 2/15/28	502,000	553,578
2.875%, 5/15/28	560,000	622,572
3.125%, 11/15/28	547,900	620,287
2.625%, 2/15/29	748,100	821,014
2.375%, 5/15/29#	1,989,300	2,148,368
1.625%, 8/15/29	1,015,000	1,039,127
1.750%, 11/15/29	902,800	932,719
1.500%, 2/15/30	624,900	631,732
0.625%, 5/15/30	1,214,800	1,136,689
0.625%, 8/15/30	1,233,600	1,150,614
0.875%, 11/15/30	1,307,000	1,244,320
1.125%, 2/15/31	1,406,300	1,366,837
1.625%, 5/15/31	337,000	342,577

Total U.S. Treasury Obligations		74,145,193

Total Long-Term Debt Securities (9.0%) (Cost $75,819,494)		78,308,473

	Number of Rights	Value (Note 1)
RIGHTS:
Industrials (0.0%)
Construction & Engineering (0.0%)
ACS Actividades de Construccion y Servicios SA* (Cost $3,103)	2,190	3,064

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Company (2.1%)
JPMorgan Prime Money Market Fund, IM Shares	18,631,630	18,640,946

	Principal Amount	Value (Note 1)
Repurchase Agreements (5.7%)
Citigroup Global Markets, Inc., 0.07%, dated 6/30/21, due 7/1/21, repurchase price $15,817,560, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-5.000%, maturing 4/30/22-2/15/42; total market value $16,133,882. (xx)	$15,817,529	15,817,529
Deutsche Bank AG, 0.17%, dated 6/30/21, due 7/1/21, repurchase price $200,001, collateralized by various Foreign Government Agency Securities, ranging from 0.125%-1.875%, maturing 2/12/22-2/15/23; total market value $204,007. (xx)	200,000	200,000
Deutsche Bank AG, 0.23%, dated 6/30/21, due 7/1/21, repurchase price $10,000,064, collateralized by various Common Stocks; total market value $11,112,278. (xx)	10,000,000	10,000,000
Deutsche Bank AG, 0.23%, dated 6/30/21, due 7/1/21, repurchase price $10,000,064, collateralized by various Common Stocks; total market value $11,112,278. (xx)	10,000,000	10,000,000
HSBC Bank plc, 0.10%, dated 6/30/21, due 7/1/210, repurchase price $1,100,003, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-6.125%, maturing 7/15/21-2/15/50; total market value $1,122,452. (xx)	1,100,000	1,100,000

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Principal Amount	Value (Note 1)
HSBC Bank plc, 0.10%, dated 6/30/21, due 7/1/21, repurchase price $1,200,003, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-6.125%, maturing 7/15/21-2/15/50; total market value $1,224,493. (xx)	$1,200,000	$1,200,000
NBC Global Finance Ltd., 0.28%, dated 6/30/21, due 7/7/21, repurchase price $1,000,054, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 2.125%-3.875%, maturing 12/31/23-4/15/29; total market value $1,111,307. (xx)	1,000,000	1,000,000
Nomura Securities Co. Ltd., 0.04%, dated 6/30/21, due 7/1/21, repurchase price $10,000,011, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-1.625%, maturing 7/31/22-8/15/27; total market value $10,200,002. (xx)	10,000,000	10,000,000

Total Repurchase Agreements		49,317,529

U.S. Treasury Obligations (5.8%)
U.S. Treasury Bills 0.05%, 9/9/21 (p)	50,608,000	50,602,939

Total Short-Term Investments (13.6%) (Cost $118,553,735)		118,561,414

Total Investments in Securities (103.5%) (Cost $635,054,903)		901,529,231
Other Assets Less Liabilities (-3.5%)		(30,643,605)

Net Assets (100%)		$870,885,626

*	Non-income producing.
#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $11,272,499.
(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At June 30, 2021, the market value of these securities amounted to $3,305,496 or 0.4% of net assets.

(p)	Yield to maturity.
(q)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.
(r)	Value determined using significant unobservable inputs.
(x)	All or a portion of security is on loan at June 30, 2021.
(xx)

At June 30, 2021, the Portfolio had loaned securities with a total value of $52,350,897. This was collateralized by $4,288,650 of various U.S. Government Treasury Securities, ranging from 0.000% – 8.000%, maturing 7/8/21 – 2/15/51 and by cash of $49,317,529 which was subsequently invested in joint repurchase agreements as detailed in the Notes to the Financial Statements.

Glossary:

ADR	—	American Depositary Receipt
AUD	—	Australian Dollar
CHDI	—	Clearing House Electronic Subregister System (CHESS) Depository Interest
CHF	—	Swiss Franc
CVA	—	Dutch Certification
EUR	—	European Currency Unit
FHLB	—	Federal Home Loan Bank
FHLMC	—	Federal Home Loan Mortgage Corp.
FNMA	—	Federal National Mortgage Association
GBP	—	British Pound
JPY	—	Japanese Yen
NOK	—	Norwegian Krone
NZD	—	New Zealand Dollar
SEK	—	Swedish Krona
USD	—	United States Dollar

Country Diversification As a Percentage of Total Net Assets
Australia	1.5%
Austria	0.0	#
Belgium	0.2
Brazil	0.0	#
Chile	0.0	#
China	0.2
Denmark	0.5
Finland	0.2
France	1.9
Germany	1.7
Hong Kong	0.5
Ireland	0.2
Israel	0.1
Italy	0.4
Japan	4.2
Jordan	0.0	#
Luxembourg	0.0	#
Macau	0.0	#
Netherlands	0.9
New Zealand	0.1
Norway	0.1
Poland	0.0	#
Portugal	0.0	#
Russia	0.0	#
Saudi Arabia	0.0	#
Singapore	0.2
South Africa	0.1
Spain	0.5
Sweden	0.6
Switzerland	1.8
Taiwan	0.0	#
United Arab Emirates	0.0	#
United Kingdom	2.4
United States	85.2
Cash and Other	(3.5)

	100.0%

#	Percent shown is less than 0.05%.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

Futures contracts outstanding as of June 30, 2021 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
EURO STOXX 50 Index	407	9/2021	EUR	19,571,853	(186,255)
FTSE 100 Index	85	9/2021	GBP	8,207,707	(144,644)
MSCI EAFE E-Mini Index	7	9/2021	USD	806,435	(10,886)
SPI 200 Index	25	9/2021	AUD	3,385,556	(29,532)
TOPIX Index	51	9/2021	JPY	8,919,663	(55,974)
U.S. Treasury 10 Year Note	854	9/2021	USD	113,155,000	630,902

					203,611

Short Contracts
S&P 500 E-Mini Index	(356)	9/2021	USD	(76,337,080)	(923,535)

					(923,535)

					(719,924)

Forward Foreign Currency Contracts outstanding as of June 30, 2021 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
USD	823,679	NOK	6,862,642	JPMorgan Chase Bank	7/15/2021	13,292
USD	1,389,382	SEK	11,879,333	BNP Paribas	7/15/2021	563
USD	24,169,374	EUR	20,333,688	Citibank NA	8/3/2021	21,137
USD	10,950,610	CHF	9,979,346	Goldman Sachs Bank USA	8/5/2021	77,520
USD	8,076,055	CHF	7,249,134	Morgan Stanley	8/5/2021	117,002
USD	2,260,129	CHF	2,077,282	UBS AG	8/5/2021	6,471
AUD	3,443,614	USD	2,577,690	Citibank NA	8/25/2021	2,741
USD	1,365,187	AUD	1,769,316	BNP Paribas	8/25/2021	18,981
USD	4,159,236	AUD	5,368,336	Morgan Stanley	8/25/2021	66,133
GBP	2,779,970	USD	3,838,538	Citibank NA	8/26/2021	3,747
USD	15,521,083	GBP	11,022,346	Citibank NA	8/26/2021	135,944
USD	3,396,400	GBP	2,452,832	Royal Bank of Scotland	8/26/2021	1,478

Total unrealized appreciation						465,009

NOK	75,798,070	USD	8,847,289	Morgan Stanley	7/15/2021	(21,680)
NOK	48,262,836	USD	5,887,823	Natwest Markets plc	7/15/2021	(141,053)
SEK	163,402,000	USD	19,174,700	BNP Paribas	7/15/2021	(39,522)
SEK	16,989,000	USD	2,011,047	Citibank NA	7/15/2021	(12,830)
SEK	63,574,432	USD	7,576,037	HSBC Bank plc	7/15/2021	(73,268)
SEK	62,754,348	USD	7,534,847	JPMorgan Chase Bank	7/15/2021	(100,591)
USD	735,085	SEK	6,324,109	BNP Paribas	7/15/2021	(1,985)
USD	12,701,294	SEK	109,220,652	JPMorgan Chase Bank	7/15/2021	(31,282)
USD	2,126,996	SEK	18,203,442	Morgan Stanley	7/15/2021	(157)
NZD	8,732,792	USD	6,242,959	Royal Bank of Scotland	7/29/2021	(69,559)
EUR	7,708,000	USD	9,455,573	HSBC Bank plc	8/3/2021	(154,792)
EUR	1,622,464	USD	1,930,716	Royal Bank of Scotland	8/3/2021	(2,784)
JPY	793,450,454	USD	7,175,406	BNP Paribas	8/19/2021	(15,208)
JPY	968,227,924	USD	8,899,604	JPMorgan Chase Bank	8/19/2021	(90,374)
JPY	664,531,236	USD	6,031,966	Morgan Stanley	8/19/2021	(23,944)

Total unrealized depreciation						(779,029)

Net unrealized depreciation						(314,020)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio's assets and liabilities carried at fair value as of June 30, 2021:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio's own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Communication Services	$52,630,880	$7,752,846	$—		$60,383,726
Consumer Discretionary	57,829,611	20,805,487	—		78,635,098
Consumer Staples	27,622,934	16,674,676	—		44,297,610
Energy	13,047,735	5,116,401	—		18,164,136
Financials	52,993,758	26,393,084	—		79,386,842
Health Care	61,230,404	19,749,520	—	(a)	80,979,924
Industrials	40,018,213	24,694,995	—		64,713,208
Information Technology	129,166,817	14,245,475	—		143,412,292
Materials	12,158,465	12,601,111	—		24,759,576
Real Estate	11,962,211	4,791,528	—		16,753,739
Utilities	11,278,770	5,400,964	—		16,679,734
Exchange Traded Funds	76,490,395	—	—		76,490,395
Forward Currency Contracts	—	465,009	—		465,009
Futures	630,902	—	—		630,902
Rights
Industrials	—	3,064	—		3,064
Short-Term Investments
Investment Company	18,640,946	—	—		18,640,946
Repurchase Agreements	—	49,317,529	—		49,317,529
U.S. Treasury Obligations	—	50,602,939	—		50,602,939
U.S. Government Agency Securities	—	4,163,280	—		4,163,280
U.S. Treasury Obligations	—	74,145,193	—		74,145,193

Total Assets	$565,702,041	$336,923,101	$—		$902,625,142

Liabilities:
Forward Currency Contracts	$—	$(779,029)	$—		$(779,029)
Futures	(1,350,826)	—	—		(1,350,826)

Total Liabilities	$(1,350,826)	$(779,029)	$—		$(2,129,855)

Total	$564,351,215	$336,144,072	$—		$900,495,287

(a)	Value is zero.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

Fair Values of Derivative Instruments as of June 30, 2021:

	Statement of Assets and Liabilities
Derivatives Contracts^	Asset Derivatives	Fair Value
Interest rate contracts	Receivables, Net assets – Unrealized appreciation	$630,902	*
Foreign exchange contracts	Receivables	465,009

Total		$1,095,911

	Liability Derivatives
Foreign exchange contracts	Payables	$(779,029)
Equity contracts	Payables, Net assets – Unrealized depreciation	(1,350,826	)*

Total		$(2,129,855)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2021:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Forward Foreign Currency Contracts	Total
Interest rate contracts	$(3,288,072)	$—	$(3,288,072)
Foreign exchange contracts	—	42,831	42,831
Equity contracts	(3,420,116)	—	(3,420,116)

Total	$(6,708,188)	$42,831	$(6,665,357)

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Forward Foreign Currency Contracts	Total
Interest rate contracts	$483,106	$—	$483,106
Foreign exchange contracts	—	(693,682)	(693,682)
Equity contracts	(637,798)	—	(637,798)

Total	$(154,692)	$(693,682)	$(848,374)

^ This Portfolio held forward foreign currency and futures contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

The Portfolio held forward foreign currency contracts with an average settlement value of approximately $175,757,000 and futures contracts with an average notional balance of approximately $213,508,000 respectively, during the six months ended June 30, 2021.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

The following table presents the Portfolio's gross derivative assets and liabilities by counterparty net of amounts available for offset under netting arrangements and any related collateral received or pledged by the Portfolio as of June 30, 2021:

Counterparty	Gross Amount of Derivative Assets Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Received	Net Amount Due from Counterparty
BNP Paribas	$19,544	$(19,544)	$—	$—
Citibank NA	163,569	(12,830)	—	150,739
Goldman Sachs Bank USA	77,520	—	—	77,520
JPMorgan Chase Bank	13,292	(13,292)	—	—
Morgan Stanley	183,135	(45,781)	—	137,354
Royal Bank of Scotland	1,478	(1,478)	—	—
UBS AG	6,471	—	—	6,471

Total	$465,009	$(92,925)	$—	$372,084

Counterparty	Gross Amount of Derivative Liabilities Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Pledged	Net Amount Due to Counterparty
BNP Paribas	$56,715	$(19,544)	$—	$37,171
Citibank NA	12,830	(12,830)	—	—
HSBC Bank plc	228,060	—	—	228,060
JPMorgan Chase Bank	222,247	(13,292)	—	208,955
Morgan Stanley	45,781	(45,781)	—	—
Natwest Markets plc	141,053	—	—	141,053
Royal Bank of Scotland	72,343	(1,478)	—	70,865

Total	$779,029	$(92,925)	$—	$686,104

(a)	For financial reporting purposes the Portfolio does not offset derivative assets and derivative liabilities subject to master netting arrangements in the Statement of Assets and Liabilities.

Investment security transactions for the six months ended June 30, 2021 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$16,993,092
Long-term U.S. government debt securities	8,902,848

$25,895,940

Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$18,992,517
Long-term U.S. government debt securities	8,448,687

$27,441,204

As of June 30, 2021, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$286,534,591
Aggregate gross unrealized depreciation	(21,097,044)

Net unrealized appreciation	$265,437,547

Federal income tax cost of investments in securities and derivative instruments, if applicable	$635,057,740

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC GROWTH PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2021 (Unaudited)

ASSETS
Investments in Securities, at value (x)
Unaffiliated Issuers (Cost $585,737,374)	$852,211,702
Repurchase Agreements (Cost $49,317,529)	49,317,529
Cash	18,748,397
Foreign cash (Cost $424,482)	422,769
Dividends, interest and other receivables	1,366,460
Receivable for securities sold	907,514
Unrealized appreciation on forward foreign currency contracts	465,009
Securities lending income receivable	18,356
Receivable for Portfolio shares sold	4,538
Other assets	9,366

Total assets	923,471,640

LIABILITIES
Payable for return of collateral on securities loaned	49,317,529
Payable for securities purchased	1,395,909
Unrealized depreciation on forward foreign currency contracts	779,029
Investment management fees payable	529,871
Due to broker for futures variation margin	185,118
Distribution fees payable – Class IB	178,232
Administrative fees payable	83,887
Payable for Portfolio shares redeemed	31,561
Accrued expenses	84,878

Total liabilities	52,586,014

NET ASSETS	$870,885,626

Net assets were comprised of:
Paid in capital	$678,887,353
Total distributable earnings (loss)	191,998,273

Net assets	$870,885,626

Class IB
Net asset value, offering and redemption price per share, $870,885,626 / 65,962,068 shares outstanding (unlimited amount authorized: $0.01 par value)	$13.20

(x)	Includes value of securities on loan of $52,350,897.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2021 (Unaudited)

INVESTMENT INCOME
Dividends (net of $262,417 foreign withholding tax)	$6,019,962
Interest	653,210
Securities lending (net)	109,781

Total income	6,782,953

EXPENSES
Investment management fees	3,094,392
Distribution fees – Class IB	1,038,726
Administrative fees	494,925
Professional fees	40,077
Printing and mailing expenses	32,596
Custodian fees	25,340
Trustees' fees	10,531
Recoupment fees	673
Miscellaneous	11,949

Total expenses	4,749,209

NET INVESTMENT INCOME (LOSS)	2,033,744

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	2,519,091
Futures contracts	(6,708,188)
Forward foreign currency contracts	42,831
Foreign currency transactions	(98,238)

Net realized gain (loss)	(4,244,504)

Change in unrealized appreciation (depreciation) on:
Investments in securities	77,615,557
Futures contracts	(154,692)
Forward foreign currency contracts	(693,682)
Foreign currency translations	(35,822)

Net change in unrealized appreciation (depreciation)	76,731,361

NET REALIZED AND UNREALIZED GAIN (LOSS)	72,486,857

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$74,520,601

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC GROWTH PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31, 2020
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$2,033,744	$4,097,531
Net realized gain (loss)	(4,244,504)	(49,783,985)
Net change in unrealized appreciation (depreciation)	76,731,361	74,716,341

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	74,520,601	29,029,887

Distributions to shareholders:
Class IB	—	(12,292,240)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 1,036,288 and 4,501,054 shares, respectively ]	13,281,934	49,184,455
Capital shares issued in reinvestment of dividends and distributions [ 0 and 1,038,960 shares, respectively ]	—	12,292,240
Capital shares repurchased [ (1,636,059) and (3,870,383) shares, respectively ]	(20,650,201)	(41,820,381)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(7,368,267)	19,656,314

TOTAL INCREASE (DECREASE) IN NET ASSETS	67,152,334	36,393,961
NET ASSETS:
Beginning of period	803,733,292	767,339,331

End of period	$870,885,626	$803,733,292

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC GROWTH PORTFOLIO

FINANCIAL HIGHLIGHTS

Class IB	Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31,
			2020		2019		2018		2017		2016
Net asset value, beginning of period	$12.07		$11.82		$10.19		$11.12		$9.92		$9.60

Income (loss) from investment operations:
Net investment income (loss) (e)	0.03		0.06		0.13		0.11		0.07		0.01
Net realized and unrealized gain (loss)	1.10		0.38		1.68		(0.87)		1.38		0.38

Total from investment operations	1.13		0.44		1.81		(0.76)		1.45		0.39

Less distributions:
Dividends from net investment income	—		(0.12)		(0.10)		(0.11)		(0.10)		(0.03)
Distributions from net realized gains	—		(0.07)		(0.08)		(0.06)		(0.15)		(0.04)

Total dividends and distributions	—		(0.19)		(0.18)		(0.17)		(0.25)		(0.07)

Net asset value, end of period	$13.20		$12.07		$11.82		$10.19		$11.12		$9.92

Total return (b)	9.36%		3.73%		17.80%		(6.92)%		14.70%		4.06%

Ratios/Supplemental Data:
Net assets, end of period (000's)	$870,886		$803,733		$767,339		$602,294		$534,424		$338,891
Ratio of expenses to average net assets:
After waivers (a)(f)	1.14	%(j)	1.17	%(m)	1.17	%(m)	1.16	%(m)	1.18	%(m)	1.16	%(m)
Before waivers (a)(f)	1.14%		1.17%		1.17%		1.16%		1.18%		1.19%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	0.49%		0.56%		1.17%		0.99%		0.70%		0.10%
Before waivers (a)(f)	0.49%		0.56%		1.17%		0.99%		0.70%		0.07%
Portfolio turnover rate^	4	%(z)	17%		5%		7%		11%		79%

Class K	January 1, 2016 to February 21, 2016‡
Net asset value, beginning of period	$9.60

Income (loss) from investment operations:
Net investment income (loss) (e)	(0.01)
Net realized and unrealized gain (loss)	(0.48)

Total from investment operations	(0.49)

Less distributions:
Dividends from net investment income	—
Distributions from net realized gains	—

Total dividends and distributions	—

Net asset value, end of period	$9.11

Total return (b)	(5.10)%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$—
Ratio of expenses to average net assets:
After waivers (a)(f)	0.89%
Before waivers (a)(f)	0.98%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	(0.80)%
Before waivers (a)(f)	(0.89)%
Portfolio turnover rate^	79%
‡	After the close of business on February 21, 2016, operations for Class K ceased and shares of seed capital were fully redeemed. The shares are no longer operational, but are still registered.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds ("indirect expenses"), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.16% for Class IB.
(m)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.20% for Class IB.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2021	% of Net Assets
U.S. Treasury Obligations	20.8%
Information Technology	11.8
Investment Companies	9.7
Financials	8.6
Health Care	7.9
Consumer Discretionary	7.9
Industrials	7.4
Communication Services	5.2
Consumer Staples	5.0
Materials	3.2
Energy	1.9
Utilities	1.8
Real Estate	1.7
U.S. Government Agency Securities	1.5
Repurchase Agreements	0.4
Cash and Other	5.2

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2021 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/21	Ending Account Value 6/30/21	Expenses Paid During Period* 1/1/21 - 6/30/21
Class IB
Actual	$1,000.00	$1,077.60	$5.66
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.35	5.50

* Expenses are equal to the Portfolio's Class IB shares annualized expense ratio of 1.10%, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (5.2%)
Diversified Telecommunication Services (1.0%)
AT&T, Inc.	157,063	$4,520,273
BT Group plc*	372,525	999,709
Cellnex Telecom SA (m)	21,265	1,354,548
Deutsche Telekom AG (Registered)	139,110	2,938,084
Elisa OYJ	5,936	354,183
HKT Trust & HKT Ltd.	157,168	214,164
Iliad SA	813	118,959
Infrastrutture Wireless Italiane SpA (m)	14,026	158,197
Koninklijke KPN NV	140,331	438,291
Lumen Technologies, Inc.	21,692	294,794
Nippon Telegraph & Telephone Corp.	53,680	1,398,594
Orange SA	85,765	977,806
Proximus SADP	6,348	122,617
Singapore Telecommunications Ltd.	344,323	585,989
Spark New Zealand Ltd.	77,291	259,327
Swisscom AG (Registered)	1,081	617,113
Telecom Italia SpA (Aquis Stock Exchange)	251,581	133,286
Telecom Italia SpA (Turquoise Stock Exchange)	415,873	206,569
Telefonica Deutschland Holding AG	43,452	114,639
Telefonica SA	218,313	1,020,186
Telenor ASA	28,235	475,822
Telia Co. AB	110,947	492,372
Telstra Corp. Ltd.	173,736	489,903
United Internet AG (Registered), Class G	3,989	163,089
Verizon Communications, Inc.	91,225	5,111,337

		23,559,851

Entertainment (0.9%)
Activision Blizzard, Inc.	17,024	1,624,770
Bollore SA	43,109	231,047
Capcom Co. Ltd.	7,300	213,556
Electronic Arts, Inc.	6,415	922,669
Embracer Group AB*	10,703	289,520
Koei Tecmo Holdings Co. Ltd.	2,440	119,040
Konami Holdings Corp.	3,874	232,590
Live Nation Entertainment, Inc.*	3,056	267,675
Netflix, Inc.*	9,746	5,147,935
Nexon Co. Ltd.	20,346	453,456
Nintendo Co. Ltd.	4,628	2,691,943
Sea Ltd. (ADR)*	575	157,895
Square Enix Holdings Co. Ltd.	3,518	174,483
Take-Two Interactive Software, Inc.*	2,539	449,454
Toho Co. Ltd.	4,588	189,145
Ubisoft Entertainment SA*	4,315	302,079
Vivendi SE (x)	30,585	1,027,420
Walt Disney Co. (The)*	39,953	7,022,539

		21,517,216

Interactive Media & Services (2.2%)
Adevinta ASA*	11,435	219,134
Alphabet, Inc., Class A*	6,704	16,369,760
Alphabet, Inc., Class C*	6,428	16,110,625
Auto Trader Group plc (m)*	40,324	353,312
Facebook, Inc., Class A*	53,036	18,441,148
Kakaku.com, Inc.	5,509	166,368
REA Group Ltd.	2,205	279,515
Scout24 AG (m)	4,419	372,657
SEEK Ltd.	13,997	347,872
Twitter, Inc.*	17,519	1,205,482
Z Holdings Corp.	110,673	554,685

		54,420,558

Media (0.6%)
Charter Communications, Inc., Class A*	3,270	2,359,142
Comcast Corp., Class A	100,604	5,736,440
CyberAgent, Inc.	16,868	362,124
Dentsu Group, Inc. (x)	8,951	320,268
Discovery, Inc., Class A (x)*	3,455	105,999
Discovery, Inc., Class C*	6,453	187,008
DISH Network Corp., Class A*	5,368	224,382
Fox Corp., Class A	7,443	276,359
Fox Corp., Class B	3,360	118,272
Hakuhodo DY Holdings, Inc.	9,746	151,241
Informa plc*	62,694	435,011
Interpublic Group of Cos., Inc. (The)	8,535	277,302
News Corp., Class A	8,536	219,973
News Corp., Class B	2,620	63,797
Omnicom Group, Inc.	4,730	378,353
Pearson plc	31,456	361,159
Publicis Groupe SA (x)	9,780	625,522
Schibsted ASA, Class A	3,051	147,267
Schibsted ASA, Class B	4,063	169,218
ViacomCBS, Inc.	12,365	558,898
WPP plc	51,141	689,182

		13,766,917

Wireless Telecommunication Services (0.5%)
KDDI Corp.	67,270	2,098,119
SoftBank Corp.	119,787	1,567,221
SoftBank Group Corp.	52,312	3,661,063
Tele2 AB, Class B (x)	20,903	284,793
T-Mobile US, Inc.*	12,837	1,859,183
Vodafone Group plc	1,119,983	1,879,887

		11,350,266

Total Communication Services		124,614,808

Consumer Discretionary (7.9%)
Auto Components (0.3%)
Aisin Corp.	6,057	258,974
Aptiv plc*	5,883	925,572
BorgWarner, Inc.	5,360	260,174
Bridgestone Corp. (x)	23,807	1,083,257
Cie Generale des Etablissements Michelin SCA	7,286	1,161,996
Continental AG	4,591	674,920
Denso Corp.	18,033	1,230,227

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Faurecia SE (Euronext Paris)	4,723	$231,676
Faurecia SE (Italian Stock Exchange)	770	37,671
Koito Manufacturing Co. Ltd.	4,328	269,197
Stanley Electric Co. Ltd.	5,404	156,388
Sumitomo Electric Industries Ltd.	31,415	463,470
Toyota Industries Corp.	6,032	521,783
Valeo SA	10,080	303,231

		7,578,536

Automobiles (1.6%)
Bayerische Motoren Werke AG	13,818	1,463,317
Bayerische Motoren Werke AG (Preference) (q)	2,373	213,285
Daimler AG (Registered)	35,721	3,189,420
Ferrari NV	5,260	1,085,246
Ford Motor Co.*	86,090	1,279,297
General Motors Co.*	27,750	1,641,968
Honda Motor Co. Ltd.	67,958	2,171,573
Isuzu Motors Ltd.	23,011	303,858
Mazda Motor Corp.*	23,705	222,764
Nissan Motor Co. Ltd.*	96,819	480,456
Porsche Automobil Holding SE (Preference) (q)	6,390	684,653
Renault SA*	8,811	356,108
Stellantis NV (Euronext Paris)	44,032	863,569
Stellantis NV (Italian Stock Exchange)	40,608	797,091
Subaru Corp.	25,595	504,896
Suzuki Motor Corp.	15,300	647,422
Tesla, Inc.*	16,800	11,418,960
Toyota Motor Corp.	88,510	7,736,011
Volkswagen AG (x)	1,354	444,404
Volkswagen AG (Preference) (q)	7,745	1,939,583
Yamaha Motor Co. Ltd. (x)	11,628	316,095

		37,759,976

Distributors (0.0%)
Genuine Parts Co.	3,135	396,484
LKQ Corp.*	6,096	300,045
Pool Corp.	896	410,959

		1,107,488

Hotels, Restaurants & Leisure (1.1%)
Accor SA*	7,900	294,980
Aristocrat Leisure Ltd.	23,898	772,272
Booking Holdings, Inc.*	979	2,142,140
Caesars Entertainment, Inc.*	4,594	476,627
Carnival Corp.*	16,355	431,118
Chipotle Mexican Grill, Inc.*	611	947,258
Compass Group plc*	74,453	1,567,521
Crown Resorts Ltd.*	15,544	138,838
Darden Restaurants, Inc.	2,865	418,261
Domino's Pizza Enterprises Ltd.	2,527	228,381
Domino's Pizza, Inc.	858	400,248
Entain plc*	24,425	589,754
Evolution AB (m)	7,089	1,120,244
Expedia Group, Inc.*	2,927	479,179
Flutter Entertainment plc*	6,946	1,257,671
Galaxy Entertainment Group Ltd.*	90,644	725,568
Genting Singapore Ltd.	251,650	156,264
Hilton Worldwide Holdings, Inc.*	6,030	727,339
InterContinental Hotels Group plc*	7,623	507,210
La Francaise des Jeux SAEM (m)(x)	4,558	267,962
Las Vegas Sands Corp.*	7,213	380,053
Marriott International, Inc., Class A*	5,830	795,912
McDonald's Corp.	16,445	3,798,631
McDonald's Holdings Co. Japan Ltd. (x)	3,289	145,066
Melco Resorts & Entertainment Ltd. (ADR)*	8,958	148,434
MGM Resorts International	8,970	382,571
Norwegian Cruise Line Holdings Ltd. (x)*	6,903	203,017
Oriental Land Co. Ltd.	8,293	1,181,675
Penn National Gaming, Inc.*	3,279	250,811
Royal Caribbean Cruises Ltd.*	4,066	346,748
Sands China Ltd.*	101,153	426,014
SJM Holdings Ltd.*	82,205	89,783
Sodexo SA*	4,026	375,700
Starbucks Corp.	25,793	2,883,915
Tabcorp Holdings Ltd.	92,536	359,478
Whitbread plc*	8,424	363,804
Wynn Macau Ltd.*	65,077	102,423
Wynn Resorts Ltd.*	2,095	256,218
Yum! Brands, Inc.	6,580	756,897

		26,895,985

Household Durables (0.6%)
Barratt Developments plc	42,501	408,719
Berkeley Group Holdings plc	5,124	325,695
Casio Computer Co. Ltd.	8,059	134,710
DR Horton, Inc.	7,235	653,827
Electrolux AB	9,413	261,005
Garmin Ltd.	3,230	467,187
Husqvarna AB, Class B	17,453	231,875
Iida Group Holdings Co. Ltd.	6,056	155,904
Leggett & Platt, Inc.	2,855	147,918
Lennar Corp., Class A	6,025	598,584
Mohawk Industries, Inc.*	1,300	249,847
Newell Brands, Inc.	8,247	226,545
NVR, Inc.*	164	815,621
Panasonic Corp.	92,121	1,065,948
Persimmon plc	13,317	544,905
PulteGroup, Inc.	5,885	321,144
Rinnai Corp.	1,457	138,625
SEB SA	1,328	239,981
Sekisui Chemical Co. Ltd.	15,901	271,803
Sekisui House Ltd.	25,649	526,047
Sharp Corp.	8,916	147,109
Sony Group Corp.	52,552	5,115,891
Taylor Wimpey plc	152,155	334,552
Whirlpool Corp.	1,365	297,597

		13,681,039

Internet & Direct Marketing Retail (1.7%)
Amazon.com, Inc.*	9,420	32,406,307
Delivery Hero SE (m)*	6,554	865,735
eBay, Inc.	14,435	1,013,481
Etsy, Inc.*	2,768	569,765

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
HelloFresh SE*	6,893	$670,053
Just Eat Takeaway.com NV (m)*	7,508	693,246
Mercari, Inc.*	4,177	221,831
Ocado Group plc*	20,314	562,850
Prosus NV*	20,342	1,989,220
Rakuten Group, Inc.	36,124	407,755
Zalando SE (m)(x)*	8,869	1,072,149
ZOZO, Inc.	5,112	173,705

		40,646,097

Leisure Products (0.1%)
Bandai Namco Holdings, Inc.	8,283	574,692
Hasbro, Inc.	2,725	257,567
Shimano, Inc.	3,001	711,790
Yamaha Corp.	5,512	299,180

		1,843,229

Multiline Retail (0.3%)
Dollar General Corp.	5,410	1,170,670
Dollar Tree, Inc.*	5,144	511,828
Next plc*	5,548	602,913
Pan Pacific International Holdings Corp.	17,135	355,671
Ryohin Keikaku Co. Ltd.	10,455	219,273
Target Corp.	11,000	2,659,140
Wesfarmers Ltd.	47,323	2,097,452

		7,616,947

Specialty Retail (1.0%)
ABC-Mart, Inc.	1,335	76,547
Advance Auto Parts, Inc.	1,466	300,735
AutoZone, Inc.*	505	753,571
Best Buy Co., Inc.	5,035	578,924
CarMax, Inc.*	3,610	466,232
Chow Tai Fook Jewellery Group Ltd.	83,000	189,640
Fast Retailing Co. Ltd.	2,461	1,852,590
Gap, Inc. (The)	4,445	149,574
H & M Hennes & Mauritz AB, Class B*	30,482	723,040
Hikari Tsushin, Inc.	848	148,922
Home Depot, Inc. (The)	23,785	7,584,799
Industria de Diseno Textil SA	45,527	1,603,854
JD Sports Fashion plc	21,528	273,675
Kingfisher plc	88,096	444,191
L Brands, Inc.	5,055	364,263
Lowe's Cos., Inc.	16,115	3,125,827
Nitori Holdings Co. Ltd.	3,341	591,242
O'Reilly Automotive, Inc.*	1,665	942,740
Ross Stores, Inc.	7,780	964,720
TJX Cos., Inc. (The)	26,440	1,782,585
Tractor Supply Co.	2,504	465,894
Ulta Beauty, Inc.*	1,242	429,446
USS Co. Ltd.	9,071	158,239
Yamada Holdings Co. Ltd.	28,216	130,292

		24,101,542

Textiles, Apparel & Luxury Goods (1.2%)
adidas AG	7,946	2,957,556
Burberry Group plc*	16,895	482,842
Cie Financiere Richemont SA (Registered)	21,786	2,635,983
EssilorLuxottica SA	12,003	2,215,155
Hanesbrands, Inc.	7,600	141,892
Hermes International	1,345	1,959,253
Kering SA	3,167	2,767,634
LVMH Moet Hennessy Louis Vuitton SE	11,628	9,117,939
Moncler SpA	8,087	547,158
NIKE, Inc., Class B	27,670	4,274,738
Pandora A/S	4,173	560,947
Puma SE	4,091	487,758
PVH Corp.*	1,552	166,980
Ralph Lauren Corp.	979	115,336
Swatch Group AG (The)	1,207	414,052
Swatch Group AG (The) (Registered)	2,195	144,831
Tapestry, Inc.*	6,050	263,054
Under Armour, Inc., Class A*	4,092	86,546
Under Armour, Inc., Class C*	4,250	78,922
VF Corp.	7,020	575,921

		29,994,497

Total Consumer Discretionary		191,225,336

Consumer Staples (5.0%)
Beverages (1.1%)
Anheuser-Busch InBev SA/NV	31,801	2,293,026
Asahi Group Holdings Ltd. (x)	18,973	886,528
Brown-Forman Corp., Class B	3,980	298,261
Budweiser Brewing Co. APAC Ltd. (m)	71,580	225,868
Carlsberg A/S, Class B	4,299	801,360
Coca-Cola Co. (The)	85,230	4,611,795
Coca-Cola Europacific Partners plc	8,542	506,711
Coca-Cola HBC AG	8,363	302,402
Constellation Brands, Inc., Class A	3,750	877,088
Davide Campari-Milano NV	21,816	292,183
Diageo plc	97,652	4,675,189
Heineken Holding NV	4,808	484,307
Heineken NV	10,818	1,310,965
Ito En Ltd.	2,200	130,501
Kirin Holdings Co. Ltd. (x)	34,280	668,351
Molson Coors Beverage Co., Class B*	4,105	220,397
Monster Beverage Corp.*	8,140	743,589
PepsiCo, Inc.	30,400	4,504,368
Pernod Ricard SA	8,888	1,972,891
Remy Cointreau SA	1,100	227,083
Suntory Beverage & Food Ltd. (x)	5,725	215,406
Treasury Wine Estates Ltd.	30,110	263,746

		26,512,015

Food & Staples Retailing (0.8%)
Aeon Co. Ltd.	27,257	732,365
Carrefour SA	27,126	533,451
Coles Group Ltd.	55,674	713,554
Cosmos Pharmaceutical Corp.	800	117,377
Costco Wholesale Corp.	9,725	3,847,891
Endeavour Group Ltd.*	52,812	249,124
Etablissements Franz Colruyt NV	2,273	127,106

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
ICA Gruppen AB	4,197	$195,331
J Sainsbury plc	69,632	261,803
Jeronimo Martins SGPS SA	10,505	191,578
Kesko OYJ, Class B	11,399	421,035
Kobe Bussan Co. Ltd.	5,700	179,576
Koninklijke Ahold Delhaize NV	43,643	1,297,365
Kroger Co. (The)	17,060	653,569
Lawson, Inc.	2,028	93,829
Seven & i Holdings Co. Ltd.	31,384	1,496,386
Sysco Corp.	11,200	870,800
Tesco plc	322,698	995,222
Tsuruha Holdings, Inc.	1,594	185,234
Walgreens Boots Alliance, Inc.	15,755	828,871
Walmart, Inc.	30,501	4,301,251
Welcia Holdings Co. Ltd.	3,916	127,954
Wm Morrison Supermarkets plc	100,573	343,216
Woolworths Group Ltd.	52,812	1,510,190

		20,274,078

Food Products (1.3%)
a2 Milk Co. Ltd. (The)*	30,994	139,521
Ajinomoto Co., Inc.	19,474	505,540
Archer-Daniels-Midland Co.	12,175	737,805
Associated British Foods plc	14,868	455,763
Barry Callebaut AG (Registered)	149	346,231
Campbell Soup Co.	4,390	200,140
Chocoladefabriken Lindt & Spruengli AG	43	427,792
Chocoladefabriken Lindt & Spruengli AG (Registered)	5	523,642
Conagra Brands, Inc.	10,715	389,812
Danone SA	27,657	1,946,997
General Mills, Inc.	13,385	815,548
Hershey Co. (The)	3,275	570,439
Hormel Foods Corp.	6,140	293,185
J M Smucker Co. (The)	2,460	318,742
JDE Peet's NV*	3,128	113,496
Kellogg Co.	5,530	355,745
Kerry Group plc (London Stock Exchange), Class A	1,182	164,122
Kerry Group plc (Turquoise Stock Exchange), Class A	5,455	761,962
Kikkoman Corp.	5,983	394,756
Kraft Heinz Co. (The)	14,285	582,542
Lamb Weston Holdings, Inc.	3,146	253,756
McCormick & Co., Inc. (Non-Voting)	5,400	476,928
Meiji Holdings Co. Ltd.	5,032	301,209
Mondelez International, Inc., Class A	31,505	1,967,172
Mowi ASA	18,345	466,607
Nestle SA (Registered)	120,244	14,973,806
NH Foods Ltd.	3,432	133,456
Nisshin Seifun Group, Inc.	8,203	119,986
Nissin Foods Holdings Co. Ltd.	2,565	184,707
Orkla ASA	31,347	319,290
Toyo Suisan Kaisha Ltd.	3,688	141,916
Tyson Foods, Inc., Class A	6,480	477,965
WH Group Ltd. (m)	399,856	359,465
Wilmar International Ltd.	79,720	266,781
Yakult Honsha Co. Ltd.	5,344	302,568

		30,789,392

Household Products (0.7%)
Church & Dwight Co., Inc.	5,380	458,484
Clorox Co. (The)	2,745	493,853
Colgate-Palmolive Co.	18,810	1,530,193
Essity AB, Class B	25,400	842,304
Henkel AG & Co. KGaA	4,337	399,323
Henkel AG & Co. KGaA (Preference) (q)	7,435	784,981
Kimberly-Clark Corp.	7,420	992,647
Lion Corp.	9,276	157,140
Pigeon Corp. (x)	4,775	134,531
Procter & Gamble Co. (The)	54,630	7,371,226
Reckitt Benckiser Group plc	29,748	2,632,392
Unicharm Corp.	16,826	677,008

		16,474,082

Personal Products (0.7%)
Beiersdorf AG	4,207	507,575
Estee Lauder Cos., Inc. (The), Class A	5,040	1,603,123
Kao Corp. (x)	20,100	1,236,631
Kobayashi Pharmaceutical Co. Ltd.	2,191	187,160
Kose Corp.	1,348	212,098
L'Oreal SA	10,586	4,717,173
Pola Orbis Holdings, Inc. (x)	3,808	100,569
Shiseido Co. Ltd.	16,683	1,227,029
Unilever plc (Cboe Europe)	59,243	3,467,762
Unilever plc (London Stock Exchange)	50,493	2,954,876

		16,213,996

Tobacco (0.4%)
Altria Group, Inc.	40,895	1,949,874
British American Tobacco plc	90,967	3,523,370
Imperial Brands plc	39,500	850,750
Japan Tobacco, Inc. (x)	50,049	945,388
Philip Morris International, Inc.	34,255	3,395,013
Swedish Match AB	67,697	577,292

		11,241,687

Total Consumer Staples		121,505,250

Energy (1.9%)
Energy Equipment & Services (0.1%)
Baker Hughes Co.	15,105	345,451
Halliburton Co.	19,415	448,875
NOV, Inc.*	8,560	131,139
Schlumberger NV	30,643	980,883
Tenaris SA	19,708	214,806

		2,121,154

Oil, Gas & Consumable Fuels (1.8%)
Ampol Ltd.	9,946	210,419
APA Corp.	8,285	179,205
BP plc	849,231	3,700,435
Cabot Oil & Gas Corp.	8,740	152,600
Chevron Corp.	42,430	4,444,118
ConocoPhillips	29,752	1,811,897
Devon Energy Corp.	8,410	245,488
Diamondback Energy, Inc.	3,411	320,259
ENEOS Holdings, Inc.	127,999	535,638

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Eni SpA	105,340	$1,282,794
EOG Resources, Inc.	12,810	1,068,866
Equinor ASA	40,789	863,044
Exxon Mobil Corp.	93,214	5,879,939
Galp Energia SGPS SA	20,921	227,034
Hess Corp.	5,970	521,300
Idemitsu Kosan Co. Ltd.	8,640	208,660
Inpex Corp. (x)	42,713	318,728
Kinder Morgan, Inc.	42,923	782,486
Koninklijke Vopak NV	2,886	131,066
Lundin Energy AB (x)	8,353	295,543
Marathon Oil Corp.	17,320	235,899
Marathon Petroleum Corp.	14,312	864,731
Neste OYJ	17,657	1,081,176
Occidental Petroleum Corp.	18,401	575,399
Oil Search Ltd.	82,387	235,405
OMV AG	6,146	349,587
ONEOK, Inc.	9,747	542,323
Phillips 66	9,560	820,439
Pioneer Natural Resources Co.	3,580	581,822
Repsol SA (x)	62,167	777,983
Royal Dutch Shell plc, Class A	171,173	3,425,785
Royal Dutch Shell plc, Class B	154,684	2,993,502
Santos Ltd.	78,246	416,045
TotalEnergies SE	104,119	4,710,582
Valero Energy Corp.	8,985	701,549
Washington H Soul Pattinson & Co. Ltd. (x)	4,496	113,730
Williams Cos., Inc. (The)	26,707	709,071
Woodside Petroleum Ltd.	40,160	668,921

		42,983,468

Total Energy		45,104,622

Financials (8.6%)
Banks (3.9%)
ABN AMRO Bank NV (CVA) (m)	17,654	213,351
Australia & New Zealand Banking Group Ltd.	118,764	2,507,238
Banco Bilbao Vizcaya Argentaria SA	278,297	1,725,191
Banco Espirito Santo SA (Registered) (r)*	26,714	—
Banco Santander SA	723,745	2,762,913
Bank Hapoalim BM*	47,392	380,282
Bank Leumi Le-Israel BM*	60,639	460,538
Bank of America Corp.	167,843	6,920,167
Bank of East Asia Ltd. (The)	54,738	101,660
Banque Cantonale Vaudoise (Registered)	1,257	112,896
Barclays plc	724,587	1,715,172
BNP Paribas SA	47,417	2,972,600
BOC Hong Kong Holdings Ltd.	153,713	521,662
CaixaBank SA	185,537	570,681
Chiba Bank Ltd. (The)	22,103	133,101
Citigroup, Inc.	45,830	3,242,473
Citizens Financial Group, Inc.	9,408	431,545
Comerica, Inc.	2,970	211,880
Commerzbank AG*	41,815	296,600
Commonwealth Bank of Australia	74,045	5,545,786
Concordia Financial Group Ltd.	45,435	166,453
Credit Agricole SA	50,846	712,274
Danske Bank A/S	28,787	506,541
DBS Group Holdings Ltd.	74,612	1,654,037
DNB ASA	38,824	845,907
Erste Group Bank AG	11,660	427,772
Fifth Third Bancorp	15,675	599,255
FinecoBank Banca Fineco SpA*	25,440	443,433
First Republic Bank	3,772	706,005
Hang Seng Bank Ltd.	30,939	618,039
HSBC Holdings plc	850,131	4,907,390
Huntington Bancshares, Inc.	22,405	319,719
ING Groep NV	162,802	2,150,493
Intesa Sanpaolo SpA	689,323	1,904,051
Israel Discount Bank Ltd., Class A*	48,582	231,275
Japan Post Bank Co. Ltd.	16,885	141,804
JPMorgan Chase & Co.	67,180	10,449,177
KBC Group NV	10,434	795,527
KeyCorp	21,500	443,975
Lloyds Banking Group plc	2,957,449	1,910,106
M&T Bank Corp.	2,790	405,415
Mediobanca Banca di Credito Finanziario SpA*	25,921	302,748
Mitsubishi UFJ Financial Group, Inc.	510,174	2,755,798
Mizrahi Tefahot Bank Ltd.*	5,854	180,281
Mizuho Financial Group, Inc.	100,635	1,438,031
National Australia Bank Ltd.	137,612	2,705,960
Natwest Group plc	203,245	571,294
Nordea Bank Abp (Aquis Stock Exchange)	1,774	19,769
Nordea Bank Abp (Turquoise Stock Exchange)	133,452	1,485,451
Oversea-Chinese Banking Corp. Ltd.	139,150	1,236,590
People's United Financial, Inc.	9,360	160,430
PNC Financial Services Group, Inc. (The)	9,300	1,774,068
Raiffeisen Bank International AG	6,178	139,918
Regions Financial Corp.	21,160	427,009
Resona Holdings, Inc.	89,026	342,337
Shizuoka Bank Ltd. (The)	18,561	143,516
Skandinaviska Enskilda Banken AB, Class A	67,927	877,453
Societe Generale SA	34,841	1,027,034
Standard Chartered plc	111,970	714,034
Sumitomo Mitsui Financial Group, Inc.	54,396	1,875,302
Sumitomo Mitsui Trust Holdings, Inc.	14,023	445,323
SVB Financial Group*	1,160	645,459
Svenska Handelsbanken AB, Class A	60,876	686,856
Swedbank AB, Class A	37,797	703,286
Truist Financial Corp.	29,717	1,649,293
UniCredit SpA	88,707	1,046,584
United Overseas Bank Ltd.	48,993	940,730
US Bancorp	30,145	1,717,361
Wells Fargo & Co.	91,124	4,127,006
Westpac Banking Corp.	153,115	2,963,726
Zions Bancorp NA	3,520	186,067

		94,453,098

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Capital Markets (1.8%)
3i Group plc	40,616	$659,040
Ameriprise Financial, Inc.	2,630	654,554
Amundi SA (m)	2,896	255,313
ASX Ltd.	8,080	470,891
Bank of New York Mellon Corp. (The)	17,960	920,091
BlackRock, Inc.	3,178	2,780,655
Cboe Global Markets, Inc.	2,288	272,386
Charles Schwab Corp. (The)	32,830	2,390,352
CME Group, Inc.	7,880	1,675,918
Credit Suisse Group AG (Registered)	102,161	1,070,137
Daiwa Securities Group, Inc.	60,278	331,028
Deutsche Bank AG (Registered)*	86,260	1,123,679
Deutsche Boerse AG	7,930	1,384,121
EQT AB	9,943	360,862
Franklin Resources, Inc.	5,935	189,861
Futu Holdings Ltd. (ADR)*	2,089	374,119
Goldman Sachs Group, Inc. (The)	7,570	2,873,042
Hargreaves Lansdown plc	14,847	326,347
Hong Kong Exchanges & Clearing Ltd.	49,355	2,941,861
Intercontinental Exchange, Inc.	12,300	1,460,010
Invesco Ltd.	8,290	221,592
Japan Exchange Group, Inc.	21,214	471,656
Julius Baer Group Ltd.	9,341	609,575
London Stock Exchange Group plc	13,551	1,493,984
Macquarie Group Ltd.	14,346	1,682,996
Magellan Financial Group Ltd.	5,753	232,377
MarketAxess Holdings, Inc.	895	414,913
Moody's Corp.	3,565	1,291,849
Morgan Stanley	31,425	2,881,358
MSCI, Inc.	1,858	990,463
Nasdaq, Inc.	2,545	447,411
Natixis SA	45,915	217,775
Nomura Holdings, Inc.	128,175	655,095
Northern Trust Corp.	4,550	526,071
Partners Group Holding AG	947	1,434,445
Raymond James Financial, Inc.	2,634	342,157
S&P Global, Inc.	5,310	2,179,490
SBI Holdings, Inc.	10,070	238,210
Schroders plc	5,188	252,113
Singapore Exchange Ltd.	33,517	278,664
St James's Place plc	22,462	458,929
Standard Life Aberdeen plc	91,083	341,447
State Street Corp.	7,775	639,727
T. Rowe Price Group, Inc.	4,945	978,962
UBS Group AG (Registered)	153,012	2,341,691

		44,137,217

Consumer Finance (0.2%)
Acom Co. Ltd.	16,645	72,516
American Express Co.	14,335	2,368,572
Capital One Financial Corp.	10,022	1,550,303
Discover Financial Services	6,690	791,360
Synchrony Financial	11,918	578,262

		5,361,013

Diversified Financial Services (0.7%)
Berkshire Hathaway, Inc., Class B*	42,059	11,689,037
Eurazeo SE	2,018	175,874
EXOR NV	4,526	362,575
Groupe Bruxelles Lambert SA	4,714	527,325
Industrivarden AB, Class A	4,459	173,398
Industrivarden AB, Class C	6,665	243,918
Investor AB, Class B	76,042	1,752,642
Kinnevik AB, Class B (x)*	10,096	404,166
L E Lundbergforetagen AB, Class B	3,172	204,669
M&G plc	108,512	343,589
Mitsubishi HC Capital, Inc.	27,509	147,332
ORIX Corp.	50,891	858,681
Sofina SA	643	277,375
Tokyo Century Corp.	1,525	81,950
Wendel SE	1,349	181,392

		17,423,923

Insurance (2.0%)
Admiral Group plc	8,048	350,015
Aegon NV	74,682	309,851
Aflac, Inc.	14,340	769,484
Ageas SA/NV	7,308	405,544
AIA Group Ltd.	504,082	6,265,074
Allianz SE (Registered)	17,207	4,290,793
Allstate Corp. (The)	6,690	872,644
American International Group, Inc.	18,954	902,210
Aon plc, Class A	5,055	1,206,932
Arthur J Gallagher & Co.	4,161	582,873
Assicurazioni Generali SpA	46,045	922,977
Assurant, Inc.	1,265	197,568
Aviva plc	163,971	920,667
Baloise Holding AG (Registered)	1,934	301,622
Chubb Ltd.	9,981	1,586,380
Cincinnati Financial Corp.	3,265	380,764
CNP Assurances	8,947	152,238
Dai-ichi Life Holdings, Inc.	42,438	776,983
Direct Line Insurance Group plc	56,952	224,528
Everest Re Group Ltd.	850	214,208
Gjensidige Forsikring ASA	8,347	183,999
Globe Life, Inc.	2,043	194,596
Hannover Rueck SE	2,516	420,950
Hartford Financial Services Group, Inc. (The)	7,815	484,296
Insurance Australia Group Ltd.	102,885	398,138
Japan Post Holdings Co. Ltd.*	65,721	538,510
Japan Post Insurance Co. Ltd.	9,304	172,019
Legal & General Group plc	249,059	887,492
Lincoln National Corp.	3,975	249,789
Loews Corp.	5,125	280,081
Marsh & McLennan Cos., Inc.	11,190	1,574,209
Medibank Pvt Ltd.	114,943	272,397
MetLife, Inc.	16,820	1,006,677
MS&AD Insurance Group Holdings, Inc.	18,502	534,267
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	5,847	1,601,195
NN Group NV	11,717	552,681

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Phoenix Group Holdings plc	25,023	$234,131
Poste Italiane SpA (m)	21,805	288,286
Principal Financial Group, Inc.	5,575	352,284
Progressive Corp. (The)	12,900	1,266,909
Prudential Financial, Inc.	8,680	889,440
Prudential plc	108,913	2,069,306
QBE Insurance Group Ltd.	61,568	498,206
Sampo OYJ, Class A	20,815	956,650
SCOR SE (x)*	7,595	241,535
Sompo Holdings, Inc.	13,193	487,605
Suncorp Group Ltd.	53,448	445,326
Swiss Life Holding AG (Registered)	1,336	649,193
Swiss Re AG	12,588	1,135,743
T&D Holdings, Inc.	22,425	289,863
Tokio Marine Holdings, Inc.	26,352	1,211,630
Travelers Cos., Inc. (The)	5,595	837,627
Tryg A/S	15,027	368,891
Unum Group	4,490	127,516
W R Berkley Corp.	3,095	230,361
Willis Towers Watson plc	2,834	651,877
Zurich Insurance Group AG	6,279	2,519,065

		46,736,095

Total Financials		208,111,346

Health Care (7.9%)
Biotechnology (0.8%)
AbbVie, Inc.	38,924	4,384,399
Alexion Pharmaceuticals, Inc.*	4,800	881,808
Amgen, Inc.	12,864	3,135,600
Argenx SE*	1,913	580,241
Biogen, Inc.*	3,410	1,180,781
CSL Ltd.	18,990	4,061,548
Genmab A/S*	2,735	1,119,077
Gilead Sciences, Inc.	27,598	1,900,398
Grifols SA	12,449	337,150
Incyte Corp.*	4,030	339,044
PeptiDream, Inc.*	3,902	191,421
Regeneron Pharmaceuticals, Inc.*	2,335	1,304,191
Vertex Pharmaceuticals, Inc.*	5,773	1,164,010

		20,579,668

Health Care Equipment & Supplies (1.8%)
Abbott Laboratories	39,022	4,523,820
ABIOMED, Inc.*	1,042	325,219
Alcon, Inc.	20,855	1,460,132
Align Technology, Inc.*	1,586	969,046
Ambu A/S, Class B	6,990	268,733
Asahi Intecc Co. Ltd.	8,697	207,923
Baxter International, Inc.	11,230	904,015
Becton Dickinson and Co.	6,416	1,560,307
BioMerieux	2,005	232,988
Boston Scientific Corp.*	31,515	1,347,581
Carl Zeiss Meditec AG	1,674	323,447
Cochlear Ltd.	2,743	517,714
Coloplast A/S, Class B	4,958	813,519
Cooper Cos., Inc. (The)	1,059	419,650
Danaher Corp.	13,940	3,740,938
Demant A/S*	4,520	254,425
Dentsply Sirona, Inc.	4,809	304,217
Dexcom, Inc.*	2,123	906,521
DiaSorin SpA	1,050	198,583
Edwards Lifesciences Corp.*	13,694	1,418,288
Fisher & Paykel Healthcare Corp. Ltd.	24,055	523,265
GN Store Nord A/S	5,344	466,804
Hologic, Inc.*	5,650	376,968
Hoya Corp.	15,532	2,059,376
IDEXX Laboratories, Inc.*	1,901	1,200,577
Intuitive Surgical, Inc.*	2,581	2,373,591
Koninklijke Philips NV	38,024	1,884,184
Medtronic plc	29,683	3,684,551
Olympus Corp.	48,544	964,806
ResMed, Inc.	3,147	775,798
Sartorius AG (Preference) (q)	1,093	568,955
Siemens Healthineers AG (m)	11,216	687,312
Smith & Nephew plc	36,608	791,248
Sonova Holding AG (Registered)	2,299	864,687
STERIS plc	1,824	376,291
Straumann Holding AG (Registered)	432	688,679
Stryker Corp.	7,235	1,879,147
Sysmex Corp.	6,970	828,156
Teleflex, Inc.	1,095	439,960
Terumo Corp.	26,919	1,090,862
West Pharmaceutical Services, Inc.	1,640	588,924
Zimmer Biomet Holdings, Inc.	4,570	734,947

		44,546,154

Health Care Providers & Services (1.0%)
AmerisourceBergen Corp.	3,235	370,375
Amplifon SpA	5,196	256,551
Anthem, Inc.	5,535	2,113,263
Cardinal Health, Inc.	6,470	369,372
Centene Corp.*	12,784	932,337
Cigna Corp.	7,914	1,876,172
CVS Health Corp.	28,819	2,404,657
DaVita, Inc.*	1,560	187,871
Fresenius Medical Care AG & Co. KGaA	8,556	710,575
Fresenius SE & Co. KGaA	17,452	910,420
HCA Healthcare, Inc.	5,768	1,192,476
Henry Schein, Inc.*	3,092	229,396
Humana, Inc.	2,970	1,314,878
Laboratory Corp. of America Holdings*	2,165	597,215
McKesson Corp.	3,545	677,946
Medipal Holdings Corp.	7,619	145,529
NMC Health plc (r)*	3,800	—
Orpea SA	2,405	305,848
Quest Diagnostics, Inc.	2,935	387,332
Ramsay Health Care Ltd.	7,642	360,774
Ryman Healthcare Ltd.	17,738	162,797
Sonic Healthcare Ltd.	18,946	545,608
UnitedHealth Group, Inc.	20,985	8,403,233
Universal Health Services, Inc., Class B	1,650	241,610

		24,696,235

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Health Care Technology (0.1%)
Cerner Corp.	6,700	$523,672
M3, Inc.	18,342	1,339,472

		1,863,144

Life Sciences Tools & Services (0.6%)
Agilent Technologies, Inc.	6,680	987,371
Bio-Rad Laboratories, Inc., Class A*	477	307,326
Charles River Laboratories International, Inc.*	1,099	406,542
Eurofins Scientific SE*	5,874	671,435
Illumina, Inc.*	3,225	1,526,102
IQVIA Holdings, Inc.*	4,246	1,028,891
Lonza Group AG (Registered)	3,108	2,202,893
Mettler-Toledo International, Inc.*	534	739,772
PerkinElmer, Inc.	2,420	373,672
QIAGEN NV*	9,634	465,622
Sartorius Stedim Biotech	1,227	580,366
Thermo Fisher Scientific, Inc.	8,815	4,446,903
Waters Corp.*	1,415	489,038

		14,225,933

Pharmaceuticals (3.6%)
Astellas Pharma, Inc.	77,618	1,351,564
AstraZeneca plc	54,788	6,580,693
Bayer AG (Registered)	41,003	2,489,795
Bristol-Myers Squibb Co.	49,765	3,325,297
Catalent, Inc.*	3,570	385,988
Chugai Pharmaceutical Co. Ltd.	27,971	1,108,316
Daiichi Sankyo Co. Ltd.	70,944	1,529,100
Eisai Co. Ltd.	9,898	973,362
Eli Lilly and Co.	17,468	4,009,255
GlaxoSmithKline plc	209,979	4,122,845
Hikma Pharmaceuticals plc	7,215	244,123
Hisamitsu Pharmaceutical Co., Inc.	2,117	104,235
Ipsen SA	1,826	189,930
Johnson & Johnson	58,040	9,561,510
Kyowa Kirin Co. Ltd.	11,231	398,309
Merck & Co., Inc.	55,760	4,336,455
Merck KGaA	5,394	1,034,223
Nippon Shinyaku Co. Ltd.	2,047	162,330
Novartis AG (Registered)	92,670	8,445,214
Novo Nordisk A/S, Class B	71,868	6,021,040
Ono Pharmaceutical Co. Ltd.	15,387	343,349
Organon & Co.*	5,576	168,730
Orion OYJ, Class B	4,428	190,331
Otsuka Holdings Co. Ltd. (x)	16,198	671,715
Perrigo Co. plc	2,980	136,633
Pfizer, Inc.	122,556	4,799,293
Recordati Industria Chimica e Farmaceutica SpA	4,364	249,416
Roche Holding AG	29,322	11,045,861
Roche Holding AG CHF 1	1,335	542,224
Sanofi	47,587	4,985,827
Santen Pharmaceutical Co. Ltd.	14,959	206,015
Shionogi & Co. Ltd.	10,994	573,079
Sumitomo Dainippon Pharma Co. Ltd.	7,439	155,885
Taisho Pharmaceutical Holdings Co. Ltd.	1,377	73,749
Takeda Pharmaceutical Co. Ltd.	65,787	2,202,276
Teva Pharmaceutical Industries Ltd. (ADR)*	45,765	453,074
UCB SA	5,276	551,531
Viatris, Inc.	26,509	378,814
Vifor Pharma AG	2,034	263,249
Zoetis, Inc.	10,488	1,954,544

		86,319,179

Total Health Care		192,230,313

Industrials (7.4%)
Aerospace & Defense (0.9%)
Airbus SE*	24,814	3,190,652
BAE Systems plc	134,387	970,385
Boeing Co. (The)*	11,685	2,799,259
Dassault Aviation SA	131	154,091
Elbit Systems Ltd.	1,106	143,163
General Dynamics Corp.	5,075	955,419
Howmet Aerospace, Inc.*	8,536	294,236
Huntington Ingalls Industries, Inc.	888	187,146
L3Harris Technologies, Inc.	4,574	988,670
Lockheed Martin Corp.	5,440	2,058,224
MTU Aero Engines AG	2,226	551,387
Northrop Grumman Corp.	3,460	1,257,468
Raytheon Technologies Corp.	33,412	2,850,378
Rolls-Royce Holdings plc*	349,238	477,883
Safran SA	14,483	2,007,893
Singapore Technologies Engineering Ltd.	64,165	184,665
Teledyne Technologies, Inc.*	1,023	428,463
Textron, Inc.	4,995	343,506
Thales SA	4,766	486,236
TransDigm Group, Inc.*	1,264	818,174

		21,147,298

Air Freight & Logistics (0.5%)
CH Robinson Worldwide, Inc.	2,960	277,263
Deutsche Post AG (Registered)	41,371	2,813,833
DSV Panalpina A/S	8,639	2,014,676
Expeditors International of Washington, Inc.	3,695	467,787
FedEx Corp.	5,345	1,594,574
InPost SA*	8,347	167,524
SG Holdings Co. Ltd.	13,358	350,258
United Parcel Service, Inc., Class B	15,755	3,276,567
Yamato Holdings Co. Ltd.	12,081	343,634

		11,306,116

Airlines (0.1%)
Alaska Air Group, Inc.*	2,672	161,148
American Airlines Group, Inc. (x)*	13,445	285,168
ANA Holdings, Inc.*	6,652	156,398
Delta Air Lines, Inc.*	13,988	605,121
Deutsche Lufthansa AG (Registered) (x)*	12,473	140,356
Japan Airlines Co. Ltd.*	5,959	128,787

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Qantas Airways Ltd.*	38,571	$134,797
Singapore Airlines Ltd.*	54,844	197,809
Southwest Airlines Co.*	12,925	686,188
United Airlines Holdings, Inc.*	6,373	333,244

		2,829,016

Building Products (0.5%)
A O Smith Corp.	2,907	209,479
AGC, Inc. (x)	8,061	338,127
Allegion plc	1,988	276,928
Assa Abloy AB, Class B	41,832	1,260,127
Carrier Global Corp.	20,837	1,012,678
Cie de Saint-Gobain	21,595	1,422,172
Daikin Industries Ltd.	10,379	1,932,954
Fortune Brands Home & Security, Inc.	3,054	304,209
Geberit AG (Registered)	1,546	1,159,605
Johnson Controls International plc	15,930	1,093,276
Kingspan Group plc	6,443	608,433
Lixil Corp.	11,074	286,382
Masco Corp.	5,720	336,965
Nibe Industrier AB, Class B	59,498	625,841
ROCKWOOL International A/S, Class B	358	174,283
TOTO Ltd.	5,828	301,643
Trane Technologies plc	5,315	978,704
Xinyi Glass Holdings Ltd.	75,000	305,726

		12,627,532

Commercial Services & Supplies (0.2%)
Brambles Ltd.	61,361	526,442
Cintas Corp.	1,920	733,440
Copart, Inc.*	4,496	592,708
Dai Nippon Printing Co. Ltd.	9,438	199,558
Rentokil Initial plc	77,394	529,943
Republic Services, Inc.	4,560	501,646
Rollins, Inc.	4,812	164,570
Secom Co. Ltd.	8,694	660,805
Securitas AB, Class B	13,068	206,294
Sohgo Security Services Co. Ltd.	2,889	131,584
Toppan, Inc.	10,918	175,423
Waste Management, Inc.	8,510	1,192,336

		5,614,749

Construction & Engineering (0.2%)
ACS Actividades de Construccion y Servicios SA	9,724	260,468
Bouygues SA	10,321	381,707
Eiffage SA	3,764	382,939
Ferrovial SA	20,216	593,285
Kajima Corp.	18,680	236,579
Obayashi Corp.	27,071	215,165
Quanta Services, Inc.	2,985	270,352
Shimizu Corp.	23,026	176,589
Skanska AB, Class B	14,198	376,596
Taisei Corp.	7,876	258,055
Vinci SA	22,499	2,400,770

		5,552,505

Electrical Equipment (0.8%)
ABB Ltd. (Registered)	72,393	2,456,002
AMETEK, Inc.	5,037	672,439
Eaton Corp. plc	8,755	1,297,316
Emerson Electric Co.	13,185	1,268,924
Fuji Electric Co. Ltd.	5,234	244,516
Generac Holdings, Inc.*	1,387	575,813
Legrand SA	11,279	1,193,770
Mitsubishi Electric Corp.	76,140	1,105,142
Nidec Corp.	18,592	2,154,660
Prysmian SpA	10,631	381,071
Rockwell Automation, Inc.	2,535	725,061
Schneider Electric SE	22,686	3,569,082
Siemens Energy AG*	16,680	502,765
Siemens Gamesa Renewable Energy SA*	9,950	332,238
Vestas Wind Systems A/S	42,148	1,645,259

		18,124,058

Industrial Conglomerates (0.9%)
3M Co.	12,660	2,514,656
CK Hutchison Holdings Ltd.	112,211	874,356
DCC plc	4,113	336,705
General Electric Co.	191,939	2,583,499
Hitachi Ltd.	40,334	2,309,416
Honeywell International, Inc.	15,450	3,388,958
Investment AB Latour, Class B	6,179	202,739
Jardine Matheson Holdings Ltd. (London Stock Exchange)	8,056	516,470
Jardine Matheson Holdings Ltd. (Singapore Stock Exchange)	905	57,848
Keppel Corp. Ltd.	59,854	243,475
Melrose Industries plc	202,768	435,038
Roper Technologies, Inc.	2,315	1,088,513
Siemens AG (Registered)	31,928	5,058,670
Smiths Group plc	16,542	363,833
Toshiba Corp. (x)	17,027	736,439

		20,710,615

Machinery (1.5%)
Alfa Laval AB	13,130	463,794
Alstom SA	12,197	615,962
Atlas Copco AB, Class A	28,027	1,716,052
Atlas Copco AB, Class B	16,286	856,347
Caterpillar, Inc.	11,920	2,594,150
CNH Industrial NV	42,709	705,192
Cummins, Inc.	3,235	788,725
Daifuku Co. Ltd.	4,197	381,185
Deere & Co.	6,880	2,426,645
Dover Corp.	3,170	477,402
Epiroc AB, Class A	27,505	626,713
Epiroc AB, Class B	16,276	319,412
FANUC Corp.	7,941	1,915,289
Fortive Corp.	7,370	513,984
GEA Group AG	6,403	259,355
Harmonic Drive Systems, Inc.	1,800	99,158
Hino Motors Ltd.	11,923	104,854
Hitachi Construction Machinery Co. Ltd.	4,451	136,020
Hoshizaki Corp.	2,197	186,684
IDEX Corp.	1,703	374,745
Illinois Tool Works, Inc.	6,345	1,418,488
Ingersoll Rand, Inc.*	8,143	397,460

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
KION Group AG	3,011	$320,898
Knorr-Bremse AG	3,027	348,159
Komatsu Ltd.	36,468	906,161
Kone OYJ, Class B	14,185	1,157,207
Kubota Corp. (x)	42,786	865,387
Kurita Water Industries Ltd.	4,096	196,514
Makita Corp.	9,263	436,073
Minebea Mitsumi, Inc.	15,087	399,124
MISUMI Group, Inc.	11,781	398,727
Mitsubishi Heavy Industries Ltd.	13,366	393,298
Miura Co. Ltd.	3,600	156,029
Nabtesco Corp. (x)	4,656	176,022
NGK Insulators Ltd.	10,701	179,546
NSK Ltd.	16,097	136,055
Otis Worldwide Corp.	8,918	729,225
PACCAR, Inc.	7,540	672,945
Parker-Hannifin Corp.	2,855	876,799
Pentair plc	3,623	244,516
Rational AG (x)	214	193,865
Sandvik AB	47,118	1,203,537
Schindler Holding AG	1,699	519,662
Schindler Holding AG (Registered)	839	245,194
SKF AB, Class B	15,928	405,547
SMC Corp.	2,317	1,369,198
Snap-on, Inc.	1,170	261,413
Spirax-Sarco Engineering plc	3,077	579,511
Stanley Black & Decker, Inc.	3,570	731,814
Techtronic Industries Co. Ltd.	56,515	987,009
THK Co. Ltd.	4,974	148,421
Volvo AB, Class A	8,357	207,214
Volvo AB, Class B (x)	59,667	1,435,533
Wartsila OYJ Abp	19,757	293,187
Westinghouse Air Brake Technologies Corp.	3,877	319,077
Xylem, Inc.	3,950	473,842
Yaskawa Electric Corp.	10,010	489,260

		35,833,585

Marine (0.1%)
AP Moller – Maersk A/S, Class A	133	369,442
AP Moller – Maersk A/S, Class B	256	735,802
Kuehne + Nagel International AG (Registered)	2,253	770,926
Nippon Yusen KK	6,692	339,133

		2,215,303

Professional Services (0.6%)
Adecco Group AG (Registered)	6,467	439,358
Bureau Veritas SA*	13,317	421,294
Equifax, Inc.	2,710	649,072
Experian plc	38,286	1,475,494
IHS Markit Ltd.	8,208	924,713
Intertek Group plc	6,736	515,280
Jacobs Engineering Group, Inc.	2,790	372,242
Leidos Holdings, Inc.	2,863	289,449
Nielsen Holdings plc	7,801	192,451
Nihon M&A Center, Inc.	12,600	326,753
Persol Holdings Co. Ltd.	7,382	145,852
Randstad NV	4,990	381,640
Recruit Holdings Co. Ltd.	56,592	2,786,428
RELX plc (London Stock Exchange)	43,346	1,150,642
RELX plc (Turquoise Stock Exchange)	37,306	994,416
Robert Half International, Inc.	2,465	219,311
SGS SA (Registered)	253	780,397
Teleperformance	2,532	1,027,694
Verisk Analytics, Inc.	3,554	620,955
Wolters Kluwer NV	11,214	1,126,522

		14,839,963

Road & Rail (0.5%)
Aurizon Holdings Ltd.	77,406	215,948
Central Japan Railway Co.	5,934	900,022
CSX Corp.	50,370	1,615,870
East Japan Railway Co.	12,532	894,200
Hankyu Hanshin Holdings, Inc.	9,458	291,585
JB Hunt Transport Services, Inc.	1,841	299,991
Kansas City Southern	2,050	580,908
Keio Corp.	4,260	250,397
Keisei Electric Railway Co. Ltd.	5,331	170,110
Kintetsu Group Holdings Co. Ltd.*	7,142	250,721
MTR Corp. Ltd.	62,264	346,833
Nippon Express Co. Ltd.	3,171	241,475
Norfolk Southern Corp.	5,650	1,499,566
Odakyu Electric Railway Co. Ltd.	12,226	308,800
Old Dominion Freight Line, Inc.	2,108	535,010
Tobu Railway Co. Ltd.	7,830	202,419
Tokyu Corp.	20,824	283,227
Union Pacific Corp.	14,890	3,274,758
West Japan Railway Co.	6,779	386,500

		12,548,340

Trading Companies & Distributors (0.5%)
Ashtead Group plc	18,752	1,391,402
Brenntag SE	6,448	599,577
Bunzl plc	14,065	464,807
Fastenal Co.	12,600	655,200
Ferguson plc	9,392	1,305,691
ITOCHU Corp.	49,603	1,428,773
Marubeni Corp.	65,282	567,703
Mitsubishi Corp.	52,681	1,435,871
Mitsui & Co. Ltd.	64,480	1,451,301
MonotaRO Co. Ltd.	10,436	247,056
Reece Ltd.	12,132	214,813
Sumitomo Corp.	46,981	629,261
Toyota Tsusho Corp.	8,794	415,577
United Rentals, Inc.*	1,550	494,465
WW Grainger, Inc.	1,016	445,008

		11,746,505

Transportation Infrastructure (0.1%)
Aena SME SA (m)*	3,130	513,286
Aeroports de Paris*	1,476	192,256
Atlantia SpA*	20,679	374,422
Auckland International Airport Ltd.*	52,244	265,490
Getlink SE	20,332	317,029
Sydney Airport*	55,191	239,651
Transurban Group	114,275	1,219,519

		3,121,653

Total Industrials		178,217,238

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Information Technology (11.8%)
Communications Equipment (0.4%)
Arista Networks, Inc.*	1,234	$447,091
Cisco Systems, Inc.	93,120	4,935,360
F5 Networks, Inc.*	1,335	249,191
Juniper Networks, Inc.	7,250	198,287
Motorola Solutions, Inc.	3,755	814,272
Nokia OYJ*	225,032	1,204,879
Telefonaktiebolaget LM Ericsson, Class B	121,820	1,531,059

		9,380,139

Electronic Equipment, Instruments & Components (0.7%)
Amphenol Corp., Class A	13,080	894,803
Azbil Corp.	5,100	211,400
CDW Corp.	3,129	546,480
Corning, Inc.	16,845	688,960
Halma plc	15,845	590,043
Hamamatsu Photonics KK	5,774	348,223
Hexagon AB, Class B	82,225	1,218,276
Hirose Electric Co. Ltd.	1,320	193,078
Ibiden Co. Ltd.	4,400	237,238
IPG Photonics Corp.*	812	171,145
Keyence Corp.	8,080	4,078,002
Keysight Technologies, Inc.*	4,051	625,515
Kyocera Corp.	13,386	827,535
Murata Manufacturing Co. Ltd.	23,940	1,827,797
Nippon Electric Glass Co. Ltd.	1	14
Omron Corp.	7,690	609,829
Shimadzu Corp.	9,883	382,083
TDK Corp.	5,343	648,788
TE Connectivity Ltd.	7,290	985,681
Trimble, Inc.*	5,521	451,783
Venture Corp. Ltd.	11,130	159,000
Yokogawa Electric Corp.	9,437	141,009
Zebra Technologies Corp., Class A*	1,232	652,332

		16,489,014

IT Services (2.3%)
Accenture plc, Class A	14,010	4,130,008
Adyen NV (m)*	824	2,013,228
Afterpay Ltd.*	9,056	802,557
Akamai Technologies, Inc.*	3,580	417,428
Amadeus IT Group SA*	18,802	1,322,508
Atos SE	4,606	280,178
Automatic Data Processing, Inc.	9,425	1,871,993
Bechtle AG	1,139	211,567
Broadridge Financial Solutions, Inc.	2,562	413,840
Capgemini SE (x)	6,859	1,317,556
Cognizant Technology Solutions Corp., Class A	11,750	813,805
Computershare Ltd.	22,625	286,753
DXC Technology Co.*	5,599	218,025
Edenred	10,858	618,638
Fidelity National Information Services, Inc.	13,663	1,935,637
Fiserv, Inc.*	12,255	1,309,937
FleetCor Technologies, Inc.*	1,885	482,673
Fujitsu Ltd.	8,156	1,527,025
Gartner, Inc.*	1,948	471,806
Global Payments, Inc.	6,547	1,227,824
GMO Payment Gateway, Inc.	1,653	215,301
International Business Machines Corp.	19,569	2,868,620
Itochu Techno-Solutions Corp.	3,983	123,332
Jack Henry & Associates, Inc.	1,709	279,439
Mastercard, Inc., Class A	19,410	7,086,397
NEC Corp.	10,211	525,738
Nexi SpA (m)*	18,341	402,552
Nomura Research Institute Ltd.	14,638	484,222
NTT Data Corp.	26,334	410,791
Obic Co. Ltd.	2,819	525,510
Otsuka Corp.	4,727	248,062
Paychex, Inc.	7,055	757,001
PayPal Holdings, Inc.*	25,835	7,530,386
SCSK Corp.	2,100	125,136
TIS, Inc.	9,300	237,491
VeriSign, Inc.*	2,190	498,641
Visa, Inc., Class A	37,340	8,730,839
Western Union Co. (The)	9,000	206,730
Wix.com Ltd.*	2,322	674,030
Worldline SA (m)*	10,252	959,619

		54,562,823

Semiconductors & Semiconductor Equipment (2.8%)
Advanced Micro Devices, Inc.*	26,500	2,489,145
Advantest Corp.	8,274	745,513
Analog Devices, Inc.	8,076	1,390,364
Applied Materials, Inc.	20,065	2,857,256
ASM International NV	1,974	648,366
ASML Holding NV	17,508	12,028,408
Broadcom, Inc.	8,915	4,251,029
Disco Corp.	1,191	363,963
Enphase Energy, Inc.*	2,789	512,144
Infineon Technologies AG	54,505	2,185,763
Intel Corp.	90,355	5,072,530
KLA Corp.	3,430	1,112,040
Lam Research Corp.	3,179	2,068,575
Lasertec Corp.	3,100	602,448
Maxim Integrated Products, Inc.*	5,858	617,199
Microchip Technology, Inc.	5,760	862,502
Micron Technology, Inc.*	24,495	2,081,585
Monolithic Power Systems, Inc.	936	349,549
NVIDIA Corp.	13,640	10,913,364
NXP Semiconductors NV	6,110	1,256,949
Qorvo, Inc.*	2,465	482,277
QUALCOMM, Inc.	24,887	3,557,099
Renesas Electronics Corp.*	36,100	390,261
Rohm Co. Ltd.	3,583	331,225
Skyworks Solutions, Inc.	3,642	698,354
STMicroelectronics NV	29,371	1,065,870
SUMCO Corp.	11,485	281,710
Teradyne, Inc.	3,612	483,864
Texas Instruments, Inc.	20,260	3,895,998
Tokyo Electron Ltd.	6,150	2,661,614
Xilinx, Inc.	5,345	773,101

		67,030,065

Software (3.4%)
Adobe, Inc.*	10,585	6,198,999
ANSYS, Inc.*	1,960	680,238
Autodesk, Inc.*	4,860	1,418,634

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
AVEVA Group plc	4,798	$246,103
Cadence Design Systems, Inc.*	6,072	830,771
Check Point Software Technologies Ltd.*	4,681	543,604
Citrix Systems, Inc.	2,730	320,147
CyberArk Software Ltd.*	1,616	210,516
Dassault Systemes SE	5,652	1,370,530
Fortinet, Inc.*	2,901	690,989
Intuit, Inc.	5,765	2,825,830
Microsoft Corp.	166,680	45,153,612
Nemetschek SE	2,410	184,376
Nice Ltd.*	2,618	639,373
NortonLifeLock, Inc.	13,040	354,949
Oracle Corp. (London Stock Exchange)	41,728	3,248,107
Oracle Corp. (Tokyo Stock Exchange)	1,555	118,975
Paycom Software, Inc.*	1,115	405,269
PTC, Inc.*	2,322	328,006
Sage Group plc (The)	45,752	433,022
salesforce.com, Inc.*	20,137	4,918,865
SAP SE	43,582	6,141,337
ServiceNow, Inc.*	4,311	2,369,110
Sinch AB (m)*	18,990	319,529
Synopsys, Inc.*	3,419	942,926
TeamViewer AG (m)*	6,713	252,489
Temenos AG (Registered)	2,787	447,607
Trend Micro, Inc.	5,515	288,918
Tyler Technologies, Inc.*	888	401,704
WiseTech Global Ltd.	6,102	146,118
Xero Ltd.*	5,511	566,631

		82,997,284

Technology Hardware, Storage & Peripherals (2.2%)
Apple, Inc.	348,105	47,676,461
Brother Industries Ltd.	9,817	195,907
Canon, Inc. (x)	41,671	942,610
FUJIFILM Holdings Corp.	14,974	1,110,498
Hewlett Packard Enterprise Co.	28,375	413,708
HP, Inc.	30,225	912,493
Logitech International SA (Registered)	7,224	875,234
NetApp, Inc.	4,890	400,100
Ricoh Co. Ltd.	27,923	313,425
Seagate Technology Holdings plc	4,840	425,581
Seiko Epson Corp.	11,617	204,326
Western Digital Corp.*	6,625	471,501

		53,941,844

Total Information Technology		284,401,169

Materials (3.2%)
Chemicals (1.7%)
Air Liquide SA	19,954	3,493,703
Air Products and Chemicals, Inc.	4,895	1,408,194
Akzo Nobel NV	7,954	982,758
Albemarle Corp.	2,364	398,239
Arkema SA	2,801	351,392
Asahi Kasei Corp.	52,273	574,276
BASF SE	38,334	3,020,000
Celanese Corp.	2,573	390,067
CF Industries Holdings, Inc.	4,630	238,213
Chr Hansen Holding A/S	4,402	397,294
Clariant AG (Registered)	9,005	179,078
Corteva, Inc.	16,415	728,005
Covestro AG (m)	8,063	520,676
Croda International plc	5,823	593,489
Dow, Inc.	16,315	1,032,413
DuPont de Nemours, Inc.	11,844	916,844
Eastman Chemical Co.	2,970	346,747
Ecolab, Inc.	5,470	1,126,656
EMS-Chemie Holding AG (Registered)	293	287,854
Evonik Industries AG	8,752	293,481
FMC Corp.	2,800	302,960
FUCHS PETROLUB SE (Preference) (q)	2,900	141,054
Givaudan SA (Registered)	386	1,795,145
ICL Group Ltd.	29,400	199,388
International Flavors & Fragrances, Inc.	5,490	820,206
Johnson Matthey plc	8,077	343,344
JSR Corp.	8,477	256,382
Kansai Paint Co. Ltd.	7,370	187,807
Koninklijke DSM NV	7,193	1,342,480
LANXESS AG	3,467	237,698
Linde plc	11,579	3,347,489
LyondellBasell Industries NV, Class A	5,616	577,718
Mitsubishi Chemical Holdings Corp.	53,401	448,714
Mitsubishi Gas Chemical Co., Inc.	6,587	139,691
Mitsui Chemicals, Inc.	7,650	264,078
Mosaic Co. (The)	7,575	241,718
Nippon Paint Holdings Co. Ltd. (x)	29,625	402,129
Nippon Sanso Holdings Corp.	6,257	128,243
Nissan Chemical Corp.	5,056	247,578
Nitto Denko Corp.	6,224	464,440
Novozymes A/S, Class B	8,686	654,714
Orica Ltd.	16,983	169,139
PPG Industries, Inc.	5,210	884,502
Sherwin-Williams Co. (The)	5,445	1,483,490
Shin-Etsu Chemical Co. Ltd.	14,706	2,459,494
Sika AG (Registered)	5,917	1,934,496
Solvay SA	3,093	393,159
Sumitomo Chemical Co. Ltd.	62,179	329,659
Symrise AG	5,369	748,039
Toray Industries, Inc.	57,806	384,575
Tosoh Corp.	10,822	186,642
Umicore SA	8,227	502,391
Yara International ASA	7,274	382,871

		39,680,812

Construction Materials (0.2%)
CRH plc	32,766	1,651,222
HeidelbergCement AG	6,210	532,676
Holcim Ltd.*	21,850	1,310,646
James Hardie Industries plc (CHDI)	18,538	629,369

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Martin Marietta Materials, Inc.	1,347	$473,888
Vulcan Materials Co.	2,910	506,544

		5,104,345

Containers & Packaging (0.1%)
Amcor plc	34,524	395,645
Avery Dennison Corp.	1,780	374,227
Ball Corp.	7,180	581,724
International Paper Co.	8,595	526,960
Packaging Corp. of America	2,082	281,944
Sealed Air Corp.	3,335	197,599
Smurfit Kappa Group plc	10,228	554,849
Westrock Co.	5,770	307,079

		3,220,027

Metals & Mining (1.1%)
Anglo American plc	54,047	2,147,573
Antofagasta plc	16,458	326,811
ArcelorMittal SA	29,918	917,036
BHP Group Ltd.	122,950	4,478,463
BHP Group plc	88,151	2,597,307
BlueScope Steel Ltd.	21,026	346,275
Boliden AB*	11,415	438,828
Evolution Mining Ltd.	71,314	240,669
Evraz plc	21,281	174,273
Fortescue Metals Group Ltd.	70,678	1,237,136
Freeport-McMoRan, Inc.	32,020	1,188,262
Glencore plc*	417,087	1,785,392
Hitachi Metals Ltd.	8,877	169,717
JFE Holdings, Inc.	20,488	239,929
Newcrest Mining Ltd.	34,080	646,114
Newmont Corp.	17,620	1,116,756
Nippon Steel Corp.	35,681	601,722
Norsk Hydro ASA	56,129	358,150
Northern Star Resources Ltd.	46,130	338,341
Nucor Corp.	6,615	634,577
Rio Tinto Ltd.	15,493	1,471,427
Rio Tinto plc	46,840	3,854,581
South32 Ltd.	199,534	438,447
Sumitomo Metal Mining Co. Ltd.	10,313	401,492
voestalpine AG	4,843	197,200

		26,346,478

Paper & Forest Products (0.1%)
Mondi plc	20,265	532,899
Oji Holdings Corp.	33,784	194,016
Stora Enso OYJ, Class R	24,280	442,935
Svenska Cellulosa AB SCA, Class B	25,287	414,403
UPM-Kymmene OYJ	22,276	842,599

		2,426,852

Total Materials		76,778,514

Real Estate (1.7%)
Equity Real Estate Investment Trusts (REITs) (1.2%)
Alexandria Real Estate Equities, Inc. (REIT)	2,694	490,146
American Tower Corp. (REIT)	9,755	2,635,216
Ascendas REIT (REIT)	134,115	294,221
AvalonBay Communities, Inc. (REIT)	3,065	639,635
Boston Properties, Inc. (REIT)	3,045	348,927
British Land Co. plc (The) (REIT)	36,744	251,548
CapitaLand Integrated Commercial Trust (REIT)	189,077	293,873
Covivio (REIT)	2,510	214,646
Crown Castle International Corp. (REIT)	9,450	1,843,695
Daiwa House REIT Investment Corp. (REIT)	75	221,095
Dexus (REIT)	45,329	362,721
Digital Realty Trust, Inc. (REIT)	6,131	922,470
Duke Realty Corp. (REIT)	8,118	384,387
Equinix, Inc. (REIT)	1,959	1,572,293
Equity Residential (REIT)	7,460	574,420
Essex Property Trust, Inc. (REIT)	1,403	420,914
Extra Space Storage, Inc. (REIT)	2,813	460,826
Federal Realty Investment Trust (REIT)	1,513	177,278
Gecina SA (REIT)	2,118	324,475
GLP J-REIT (REIT)	200	344,930
Goodman Group (REIT)	69,395	1,101,746
GPT Group (The) (REIT)	81,300	298,758
Healthpeak Properties, Inc. (REIT)	11,850	394,486
Host Hotels & Resorts, Inc. (REIT)*	15,545	265,664
Iron Mountain, Inc. (REIT)	6,288	266,108
Japan Metropolitan Fund Invest (REIT)	312	338,132
Japan Real Estate Investment Corp. (REIT)	53	325,838
Kimco Realty Corp. (REIT)	9,500	198,075
Klepierre SA (REIT)	9,750	251,222
Land Securities Group plc (REIT)	29,399	274,669
Link REIT (REIT)	86,718	840,453
Mapletree Commercial Trust (REIT)	89,555	143,853
Mapletree Logistics Trust (REIT)	125,000	190,563
Mid-America Apartment Communities, Inc. (REIT)	2,485	418,524
Mirvac Group (REIT)	164,341	359,883
Nippon Building Fund, Inc. (REIT) (x)	155	966,875
Nippon Prologis REIT, Inc. (REIT)	81	257,739
Nomura Real Estate Master Fund, Inc. (REIT)	165	264,517
Orix JREIT, Inc. (REIT)	106	203,995
Prologis, Inc. (REIT)	16,236	1,940,689
Public Storage (REIT)	3,355	1,008,815
Realty Income Corp. (REIT)	7,734	516,167
Regency Centers Corp. (REIT)	3,458	221,554
SBA Communications Corp. (REIT)	2,475	788,782
Scentre Group (REIT)	216,630	445,145
Segro plc (REIT)	49,732	752,953
Simon Property Group, Inc. (REIT)	7,140	931,627
Stockland (REIT)	99,629	348,180
UDR, Inc. (REIT)	6,395	313,227
Unibail-Rodamco-Westfield (REIT)*	5,201	450,136
United Urban Investment Corp. (REIT)	119	172,135

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Ventas, Inc. (REIT)	8,239	$470,447
Vicinity Centres (REIT)	161,498	187,123
Vornado Realty Trust (REIT)	3,410	159,145
Welltower, Inc. (REIT)	9,140	759,534
Weyerhaeuser Co. (REIT)	16,406	564,695

		30,169,170

Real Estate Management & Development (0.5%)
Aroundtown SA	41,698	325,338
Azrieli Group Ltd.	1,771	124,670
CapitaLand Ltd.	109,909	303,237
CBRE Group, Inc., Class A*	7,390	633,545
City Developments Ltd.	16,394	88,877
CK Asset Holdings Ltd.	99,599	687,571
Daito Trust Construction Co. Ltd.	2,706	295,944
Daiwa House Industry Co. Ltd.	23,611	708,787
Deutsche Wohnen SE	14,267	872,584
ESR Cayman Ltd. (m)*	83,000	280,077
Fastighets AB Balder, Class B*	4,389	275,399
Hang Lung Properties Ltd.	83,886	203,765
Henderson Land Development Co. Ltd.	59,761	283,246
Hongkong Land Holdings Ltd. (Bermuda Stock Exchange)	44,219	206,503
Hongkong Land Holdings Ltd. (Singapore Stock Exchange)	3,994	19,011
Hulic Co. Ltd. (x)	11,169	125,669
LEG Immobilien SE	2,931	422,091
Lendlease Corp. Ltd.	28,729	246,909
Mitsubishi Estate Co. Ltd.	49,341	797,886
Mitsui Fudosan Co. Ltd.	38,200	884,726
New World Development Co. Ltd.	63,055	327,688
Nomura Real Estate Holdings, Inc.	4,762	120,791
Sino Land Co. Ltd.	137,110	216,146
Sumitomo Realty & Development Co. Ltd.	12,883	460,376
Sun Hung Kai Properties Ltd.	53,481	796,949
Swire Pacific Ltd., Class A	20,142	136,584
Swire Properties Ltd.	48,335	144,115
Swiss Prime Site AG (Registered)	3,170	314,516
UOL Group Ltd.	18,763	101,859
Vonovia SE	22,437	1,450,487
Wharf Real Estate Investment Co. Ltd.	69,287	402,909

		12,258,255

Total Real Estate		42,427,425

Utilities (1.8%)
Electric Utilities (1.1%)
Alliant Energy Corp.	5,444	303,557
American Electric Power Co., Inc.	10,850	917,802
AusNet Services Ltd.	79,325	104,107
Chubu Electric Power Co., Inc.	26,867	328,416
CK Infrastructure Holdings Ltd.	26,810	159,873
CLP Holdings Ltd.	68,439	676,959
Duke Energy Corp.	16,139	1,593,242
Edison International	8,295	479,617
EDP – Energias de Portugal SA	115,860	614,093
Electricite de France SA	21,651	295,749
Elia Group SA/NV	1,289	136,030
Endesa SA (x)	13,256	321,597
Enel SpA	339,461	3,152,504
Entergy Corp.	4,370	435,689
Evergy, Inc.	4,968	300,216
Eversource Energy	7,470	599,393
Exelon Corp.	21,450	950,450
FirstEnergy Corp.	11,930	443,915
Fortum OYJ	18,537	511,261
HK Electric Investments & HK Electric Investments Ltd. (m)	110,248	111,749
Iberdrola SA	241,086	2,938,720
Kansai Electric Power Co., Inc. (The)	29,384	280,232
Mercury NZ Ltd.	28,429	132,545
NextEra Energy, Inc.	43,160	3,162,765
NRG Energy, Inc.	5,370	216,411
Origin Energy Ltd.	73,507	248,621
Orsted A/S (m)	7,895	1,107,849
Pinnacle West Capital Corp.	2,390	195,908
Power Assets Holdings Ltd.	57,126	350,586
PPL Corp.	16,900	472,693
Red Electrica Corp. SA (x)	18,066	335,358
Southern Co. (The)	23,205	1,404,135
SSE plc	43,496	902,821
Terna SpA	58,723	437,560
Tohoku Electric Power Co., Inc.	17,793	139,339
Tokyo Electric Power Co. Holdings, Inc.*	63,665	189,113
Verbund AG	2,842	261,673
Xcel Energy, Inc.	11,490	756,961

		25,969,509

Gas Utilities (0.1%)
APA Group	49,245	328,688
Atmos Energy Corp.	2,759	265,167
Enagas SA (x)	10,387	239,985
Hong Kong & China Gas Co. Ltd.	466,666	724,855
Naturgy Energy Group SA	12,140	312,084
Osaka Gas Co. Ltd.	15,572	290,008
Snam SpA	82,827	478,784
Toho Gas Co. Ltd.	3,012	147,489
Tokyo Gas Co. Ltd.	15,615	294,745

		3,081,805

Independent Power and Renewable Electricity Producers (0.0%)
AES Corp. (The)	14,630	381,404
EDP Renovaveis SA	12,027	278,660
Meridian Energy Ltd.	53,477	199,238
Uniper SE	3,818	140,615

		999,917

Multi-Utilities (0.5%)
AGL Energy Ltd.	26,003	159,908
Ameren Corp.	5,370	429,815
CenterPoint Energy, Inc.	11,940	292,769
CMS Energy Corp.	6,225	367,773
Consolidated Edison, Inc.	7,530	540,052
Dominion Energy, Inc.	17,902	1,317,050

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
DTE Energy Co.	4,210	$545,616
E.ON SE	93,704	1,083,762
Engie SA	78,303	1,072,763
National Grid plc	148,131	1,886,808
NiSource, Inc.	8,395	205,678
Public Service Enterprise Group, Inc.	11,125	664,607
RWE AG	26,812	971,574
Sempra Energy	6,370	843,898
Suez SA (x)	15,731	373,993
Veolia Environnement SA	23,502	709,785
WEC Energy Group, Inc.	6,910	614,644

		12,080,495

Water Utilities (0.1%)
American Water Works Co., Inc.	3,928	605,423
Severn Trent plc	9,970	344,925
United Utilities Group plc	28,459	383,595

		1,333,943

Total Utilities		43,465,669

Total Common Stocks (62.4%) (Cost $870,602,861)		1,508,081,690

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
U.S. Government Agency Securities (1.5%)
FHLB
2.500%, 2/13/24	$1,505,000	1,588,908
3.250%, 11/16/28	3,900,000	4,427,637
FHLMC
2.375%, 1/13/22	4,363,000	4,416,698
2.750%, 6/19/23	7,682,000	8,059,273
FNMA
2.875%, 9/12/23	10,515,000	11,109,067
1.875%, 9/24/26	6,945,000	7,280,554

Total U.S. Government Agency Securities		36,882,137

U.S. Treasury Obligations (20.8%)
U.S. Treasury Bonds
7.125%, 2/15/23	4,247,000	4,723,513
6.000%, 2/15/26	5,790,000	7,156,594
6.125%, 11/15/27	7,066,000	9,258,215
5.250%, 11/15/28	4,491,000	5,765,455
U.S. Treasury Notes
1.625%, 8/15/22	4,960,000	5,044,573
0.125%, 8/31/22	4,119,500	4,119,629
1.875%, 8/31/22	6,639,500	6,774,627
1.875%, 10/31/22	13,116,000	13,416,579
1.625%, 11/15/22	10,639,000	10,853,627
0.125%, 11/30/22	17,234,400	17,225,629
2.000%, 11/30/22	9,843,000	10,098,682
2.125%, 12/31/22	6,550,000	6,740,817
0.125%, 1/31/23	5,423,400	5,418,329
2.000%, 2/15/23	7,019,400	7,224,178
1.500%, 3/31/23	1,675,000	1,712,683
0.125%, 4/30/23	5,645,400	5,635,274
1.750%, 5/15/23	7,072,400	7,272,103
1.625%, 5/31/23	1,217,000	1,249,126
2.500%, 8/15/23	8,760,000	9,172,523
1.375%, 8/31/23	8,622,000	8,825,938
1.375%, 9/30/23	2,254,000	2,308,255
2.750%, 11/15/23#	15,218,000	16,089,456
2.125%, 11/30/23	10,761,000	11,225,026
2.250%, 12/31/23	10,241,200	10,725,219
2.500%, 1/31/24	6,753,500	7,124,921
2.750%, 2/15/24	17,216,000	18,282,884
2.125%, 3/31/24	6,873,000	7,195,725
2.250%, 11/15/24	5,005,000	5,291,623
1.500%, 11/30/24	7,588,600	7,830,498
2.000%, 2/15/25	5,092,700	5,347,295
0.500%, 3/31/25	4,248,000	4,228,086
2.125%, 5/15/25	7,579,000	8,004,864
0.250%, 6/30/25#	17,772,000	17,460,994
2.000%, 8/15/25#	19,170,000	20,178,001
0.250%, 8/31/25	10,686,000	10,474,731
0.250%, 9/30/25	5,716,000	5,597,614
2.250%, 11/15/25	2,324,300	2,473,851
0.375%, 12/31/25	6,580,000	6,457,236
0.375%, 1/31/26	12,943,200	12,689,191
1.625%, 2/15/26	9,575,000	9,929,514
0.500%, 2/28/26	4,492,700	4,426,709
0.750%, 4/30/26	2,233,200	2,222,783
0.750%, 5/31/26	9,266,200	9,217,758
1.500%, 8/15/26	14,770,200	15,216,461
2.000%, 11/15/26	19,183,700	20,256,677
2.250%, 2/15/27	7,918,000	8,467,905
2.375%, 5/15/27	8,771,500	9,448,833
2.250%, 8/15/27	8,059,500	8,624,455
2.250%, 11/15/27	9,306,000	9,961,249
2.750%, 2/15/28	5,049,000	5,567,757
2.875%, 5/15/28	5,952,000	6,617,047
2.875%, 8/15/28	922,000	1,026,167
3.125%, 11/15/28	6,260,300	7,087,391
2.625%, 2/15/29	4,695,000	5,152,599
2.375%, 5/15/29	4,742,200	5,121,394
1.625%, 8/15/29	3,528,900	3,612,782
1.500%, 2/15/30	3,261,000	3,296,651
0.625%, 5/15/30	8,832,400	8,264,484
0.625%, 8/15/30	9,319,300	8,692,380
0.875%, 11/15/30	11,099,100	10,566,815
1.125%, 2/15/31	12,427,000	12,078,281
1.625%, 5/15/31	1,154,800	1,173,910

Total U.S. Treasury Obligations		502,703,566

Total Long-Term Debt Securities (22.3%) (Cost $519,295,980)		539,585,703

	Number of Rights	Value (Note 1)
RIGHTS:
Industrials (0.0%)
Construction & Engineering (0.0%)
ACS Actividades de Construccion y Servicios SA* (Cost $13,776)	9,724	13,606

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Companies (9.7%)
BlackRock Liquidity FedFund, Institutional Shares (xx)	4,000,000	$4,000,000
JPMorgan Prime Money Market Fund, IM Shares	229,487,826	229,602,569

Total Investment Companies		233,602,569

	Principal Amount	Value (Note 1)
Repurchase Agreements (0.4%)
Citigroup Global Markets, Inc., 0.07%, dated 6/30/21, due 7/1/21, repurchase price $2,989,721, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-5.000%, maturing 4/30/22-2/15/42; total market value $3,049,510. (xx)	$2,989,716	2,989,716
Deutsche Bank AG, 0.17%, dated 6/30/21, due 7/1/21, repurchase price $100,000, collateralized by various Foreign Government Agency Securities, ranging from 0.125%-1.875%, maturing 2/12/22-2/15/23; total market value $102,004. (xx)	100,000	100,000
Deutsche Bank AG, 0.23%, dated 6/30/21, due 7/1/21, repurchase price $5,000,032, collateralized by various Common Stocks; total market value $5,556,139. (xx)	5,000,000	5,000,000
HSBC Bank plc, 0.10%, dated 6/30/21, due 7/1/21, repurchase price $600,002, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-6.125%, maturing 7/15/21-2/15/50; total market value $612,247. (xx)	600,000	600,000
HSBC Bank plc, 0.10%, dated 6/30/21, due 7/1/21, repurchase price $700,002, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-6.125%, maturing 7/15/21-2/15/50; total market value $714,288. (xx)	700,000	700,000
NBC Global Finance Ltd., 0.28%, dated 6/30/21, due 7/7/21, repurchase price $400,022, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 2.125%-3.875%, maturing 12/31/23-4/15/29; total market value $444,523. (xx)	400,000	400,000

Total Repurchase Agreements		9,789,716

Total Short-Term Investments (10.1%) (Cost $243,462,394)		243,392,285

Total Investments in Securities (94.8%) (Cost $1,633,375,011)		2,291,073,284
Other Assets Less Liabilities (5.2%)		126,078,926

Net Assets (100%)		$2,417,152,210

*	Non-income producing.
#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $49,606,690.
(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At June 30, 2021, the market value of these securities amounted to $14,768,699 or 0.6% of net assets.

(q)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.
(r)	Value determined using significant unobservable inputs.
(x)	All or a portion of security is on loan at June 30, 2021.
(xx)

At June 30, 2021, the Portfolio had loaned securities with a total value of $17,265,622. This was collateralized by $4,579,703 of various U.S. Government Treasury Securities, ranging from 0.000% - 8.000%, maturing 7/8/21 - 2/15/51 and by cash of $13,789,716 which was subsequently invested in an investment company and joint repurchase agreements as detailed in the Notes to the Financial Statements.

Glossary:

ADR	— American Depositary Receipt
AUD	— Australian Dollar
CHDI	— Clearing House Electronic Subregister System
(CHESS)	Depository Interest
CHF	— Swiss Franc
CVA	— Dutch Certification
EUR	— European Currency Unit
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GBP	— British Pound
JPY	— Japanese Yen
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
SEK	— Swedish Krona
USD	— United States Dollar

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

Country Diversification As a Percentage of Total Net Assets
Australia	2.4%
Austria	0.1
Belgium	0.3
Brazil	0.0	#
Chile	0.0	#
China	0.2
Denmark	0.8
Finland	0.4
France	3.1
Germany	2.7
Hong Kong	0.8
Ireland	0.2
Israel	0.2
Italy	0.6
Japan	6.8
Jordan	0.0	#
Luxembourg	0.1
Macau	0.1
Netherlands	1.4
New Zealand	0.1
Norway	0.2
Poland	0.0	#
Portugal	0.0	#
Russia	0.0	#
Saudi Arabia	0.0	#
Singapore	0.3
South Africa	0.1
Spain	0.7
Sweden	1.0
Switzerland	2.9
Taiwan	0.0	#
United Arab Emirates	0.0	#
United Kingdom	3.6
United States	65.7
Cash and Other	5.2

	100.0%

#	Percent shown is less than 0.05%.

Futures contracts outstanding as of June 30, 2021 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
MSCI EAFE E-Mini Index	22	9/2021	USD	2,534,510	(53,195)
Russell 2000 E-Mini Index	932	9/2021	USD	107,543,480	(706,198)
S&P 500 E-Mini Index	498	9/2021	USD	106,786,140	1,977,934
S&P Midcap 400 E-Mini Index	396	9/2021	USD	106,619,040	(1,251,031)
U.S. Treasury 10 Year Note	2,021	9/2021	USD	267,782,500	1,526,511

					1,494,021

Short Contracts
EURO STOXX 50 Index	(2,467)	9/2021	EUR	(118,633,321)	2,401,487
FTSE 100 Index	(286)	9/2021	GBP	(27,616,520)	405,585
SPI 200 Index	(223)	9/2021	AUD	(30,199,155)	(37,678)
TOPIX Index	(314)	9/2021	JPY	(54,917,143)	401,798

					3,171,192

					4,665,213

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

Forward Foreign Currency Contracts outstanding as of June 30, 2021 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
USD	1,107,092	NOK	9,230,184	Bank of America	7/15/2021	35,008
USD	738,625	NOK	6,153,456	Deutsche Bank AG	7/15/2021	23,902
USD	370,016	NOK	3,076,728	Goldman Sachs Bank USA	7/15/2021	12,655
USD	736,513	NOK	6,153,456	Morgan Stanley	7/15/2021	21,791
USD	1,702,800	SEK	14,559,086	BNP Paribas	7/15/2021	1,381
USD	3,360,330	SEK	27,760,313	Morgan Stanley	7/15/2021	116,175
USD	5,257,859	EUR	4,313,058	Bank of America	8/3/2021	140,166
USD	57,599,296	EUR	47,464,000	BNP Paribas	8/3/2021	1,280,507
USD	24,013,249	EUR	20,202,340	Citibank NA	8/3/2021	42,000
USD	42,294,704	EUR	34,477,823	HSBC Bank plc	8/3/2021	1,384,767
USD	10,466,455	CHF	9,396,645	Bank of America	8/5/2021	301,245
USD	3,765,838	CHF	3,371,992	Credit Suisse	8/5/2021	118,046
USD	42,350,171	CHF	38,593,923	Goldman Sachs Bank USA	8/5/2021	599,596
USD	2,427,763	CHF	2,231,355	UBS AG	8/5/2021	13,903
USD	8,389,051	JPY	912,682,586	JPMorgan Chase Bank	8/19/2021	170,380
USD	57,500,004	JPY	6,320,659,228	Morgan Stanley	8/19/2021	582,714
USD	2,362,741	AUD	3,062,172	BNP Paribas	8/25/2021	65,702
USD	27,111,411	AUD	34,992,760	Morgan Stanley	8/25/2021	862,152
GBP	3,920,848	USD	5,413,844	Citibank NA	8/26/2021	10,571
USD	33,846,573	GBP	24,036,250	Citibank NA	8/26/2021	592,902
USD	34,625,768	GBP	24,536,000	Goldman Sachs Bank USA	8/26/2021	680,702
USD	3,409,794	GBP	2,462,505	Royal Bank of Scotland	8/26/2021	2,967

Total unrealized appreciation						7,059,232

NOK	88,140,868	USD	10,287,963	Morgan Stanley	7/15/2021	(50,421)
NOK	58,731,438	USD	7,164,939	Natwest Markets plc	7/15/2021	(343,296)
SEK	193,480,000	USD	22,704,257	BNP Paribas	7/15/2021	(93,594)
SEK	19,124,000	USD	2,263,775	Citibank NA	7/15/2021	(28,886)
SEK	77,486,579	USD	9,235,596	HSBC Bank plc	7/15/2021	(180,278)
USD	900,906	SEK	7,750,709	BNP Paribas	7/15/2021	(4,865)
USD	15,566,467	SEK	133,858,770	JPMorgan Chase Bank	7/15/2021	(76,678)
USD	2,606,807	SEK	22,309,795	Morgan Stanley	7/15/2021	(384)
NZD	9,524,478	USD	6,808,926	Royal Bank of Scotland	7/29/2021	(151,730)
JPY	1,107,574,399	USD	10,016,121	BNP Paribas	8/19/2021	(42,457)
JPY	654,669,211	USD	5,942,449	Morgan Stanley	8/19/2021	(47,178)
AUD	4,630,475	USD	3,477,176	JPMorgan Chase Bank	8/25/2021	(3,700)

Total unrealized depreciation						(1,023,467)

Net unrealized appreciation						6,035,765

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio's assets and liabilities carried at fair value as of June 30, 2021:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio's own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Communication Services	$90,011,464	$34,603,344	$—		$124,614,808
Consumer Discretionary	98,838,563	92,386,773	—		191,225,336
Consumer Staples	47,498,783	74,006,467	—		121,505,250
Energy	22,343,739	22,760,883	—		45,104,622
Financials	90,757,544	117,353,802	—	(a)	208,111,346
Health Care	104,777,602	87,452,711	—	(a)	192,230,313
Industrials	68,937,142	109,280,096	—		178,217,238
Information Technology	221,453,003	62,948,166	—		284,401,169
Materials	20,828,666	55,949,848	—		76,778,514
Real Estate	20,527,794	21,899,631	—		42,427,425
Utilities	19,306,650	24,159,019	—		43,465,669
Forward Currency Contracts	—	7,059,232	—		7,059,232
Futures	6,713,315	—	—		6,713,315
Rights
Industrials	—	13,606	—		13,606
Short-Term Investments
Investment Companies	233,602,569	—	—		233,602,569
Repurchase Agreements	—	9,789,716	—		9,789,716
U.S. Government Agency Securities	—	36,882,137	—		36,882,137
U.S. Treasury Obligations	—	502,703,566	—		502,703,566

Total Assets	$1,045,596,834	$1,259,248,997	$—		$2,304,845,831

Liabilities:
Forward Currency Contracts	$—	$(1,023,467)	$—		$(1,023,467)
Futures	(2,048,102)	—	—		(2,048,102)

Total Liabilities	$(2,048,102)	$(1,023,467)	$—		$(3,071,569)

Total	$1,043,548,732	$1,258,225,530	$—		$2,301,774,262

(a)	Value is zero.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

Fair Values of Derivative Instruments as of June 30, 2021:

	Statement of Assets and Liabilities
Derivatives Contracts^	Asset Derivatives	Fair Value
Interest rate contracts	Receivables, Net assets – Unrealized appreciation	$1,526,511	*
Foreign exchange contracts	Receivables	7,059,232
Equity contracts	Receivables, Net assets – Unrealized appreciation	5,186,804	*

Total		$13,772,547

	Liability Derivatives
Foreign exchange contracts	Payables	$(1,023,467)
Equity contracts	Payables, Net assets – Unrealized depreciation	(2,048,102	)*

Total		$(3,071,569)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2021:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Forward Foreign Currency Contracts	Total
Interest rate contracts	$(8,054,194)	$—	$(8,054,194)
Foreign exchange contracts	—	2,904,903	2,904,903
Equity contracts	35,297,734	—	35,297,734

Total	$27,243,540	$2,904,903	$30,148,443

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Forward Foreign Currency Contracts	Total
Interest rate contracts	$1,159,606	$—	$1,159,606
Foreign exchange contracts	—	8,575,086	8,575,086
Equity contracts	(5,652,266)	—	(5,652,266)

Total	$(4,492,660)	$8,575,086	$4,082,426

^ This Portfolio held forward foreign currency and futures contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

The Portfolio held forward foreign currency contracts with an average settlement value of approximately $542,858,000 and futures contracts with an average notional balance of approximately $827,370,000 respectively, during the six months ended June 30, 2021.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

The following table presents the Portfolio's gross derivative assets and liabilities by counterparty net of amounts available for offset under netting arrangements and any related collateral received or pledged by the Portfolio as of June 30, 2021:

Counterparty	Gross Amount of Derivative Assets Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Received	Net Amount Due from Counterparty
Bank of America	$476,419	$—	$—	$476,419
BNP Paribas	1,347,590	(140,916)	—	1,206,674
Citibank NA	645,473	(28,886)	—	616,587
Credit Suisse	118,046	—	—	118,046
Deutsche Bank AG	23,902	—	—	23,902
Goldman Sachs Bank USA	1,292,953	—	—	1,292,953
HSBC Bank plc	1,384,767	(180,278)	—	1,204,489
JPMorgan Chase Bank	170,380	(80,378)	—	90,002
Morgan Stanley	1,582,832	(97,983)	—	1,484,849
Royal Bank of Scotland	2,967	(2,967)	—	—
UBS AG	13,903	—	—	13,903

Total	$7,059,232	$(531,408)	$—	$6,527,824

Counterparty	Gross Amount of Derivative Liabilities Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Pledged	Net Amount Due to Counterparty
BNP Paribas	$140,916	$(140,916)	$—	$—
Citibank NA	28,886	(28,886)	—	—
HSBC Bank plc	180,278	(180,278)	—	—
JPMorgan Chase Bank	80,378	(80,378)	—	—
Morgan Stanley	97,983	(97,983)	—	—
Natwest Markets plc	343,296	—	—	343,296
Royal Bank of Scotland	151,730	(2,967)	—	148,763

Total	$1,023,467	$(531,408)	$—	$492,059

(a)	For financial reporting purposes the Portfolio does not offset derivative assets and derivative liabilities subject to master netting arrangements in the Statement of Assets and Liabilities.

Investment security transactions for the six months ended June 30, 2021 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$24,542,578
Long-term U.S. government debt securities	80,274,401

$104,816,979

Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$10,957,195
Long-term U.S. government debt securities	74,648,186

$85,605,381

As of June 30, 2021, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$746,152,072
Aggregate gross unrealized depreciation	(87,386,356)

Net unrealized appreciation	$658,765,716

Federal income tax cost of investments in securities and derivative instruments, if applicable	$1,643,008,546

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2021 (Unaudited)

ASSETS
Investments in Securities, at value (x)
Unaffiliated Issuers (Cost $1,623,585,295)	$2,281,283,568
Repurchase Agreements (Cost $9,789,716)	9,789,716
Cash	130,058,445
Foreign cash (Cost $1,721,315)	1,711,519
Receivable for securities sold	8,467,766
Unrealized appreciation on forward foreign currency contracts	7,059,232
Dividends, interest and other receivables	5,439,772
Due from broker for futures variation margin	2,348,250
Securities lending income receivable	7,837
Receivable for Portfolio shares sold	2,014
Other assets	22,916

Total assets	2,446,191,035

LIABILITIES
Payable for return of collateral on securities loaned	13,789,716
Payable for securities purchased	10,751,063
Investment management fees payable	1,404,462
Payable for Portfolio shares redeemed	1,235,759
Unrealized depreciation on forward foreign currency contracts	1,023,467
Distribution fees payable – Class IB	497,339
Administrative fees payable	234,078
Accrued expenses	102,941

Total liabilities	29,038,825

NET ASSETS	$2,417,152,210

Net assets were comprised of:
Paid in capital	$1,994,991,175
Total distributable earnings (loss)	422,161,035

Net assets	$2,417,152,210

Class IB
Net asset value, offering and redemption price per share, $2,417,152,210 / 179,485,057 shares outstanding (unlimited amount authorized: $0.01 par value)	$13.47

(x)	Includes value of securities on loan of $17,265,622.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2021 (Unaudited)

INVESTMENT INCOME
Dividends (net of $1,055,253 foreign withholding tax)	$16,959,476
Interest	4,754,951
Securities lending (net)	55,086

Total income	21,769,513

EXPENSES
Investment management fees	8,396,839
Distribution fees – Class IB	2,972,184
Administrative fees	1,416,408
Printing and mailing expenses	76,175
Professional fees	71,472
Custodian fees	68,976
Trustees' fees	30,430
Miscellaneous	27,813

Total expenses	13,060,297

NET INVESTMENT INCOME (LOSS)	8,709,216

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	814,330
Futures contracts	27,243,540
Forward foreign currency contracts	2,904,903
Foreign currency transactions	(2,112,877)

Net realized gain (loss)	28,849,896

Change in unrealized appreciation (depreciation) on:
Investments in securities	136,355,478
Futures contracts	(4,492,660)
Forward foreign currency contracts	8,575,086
Foreign currency translations	(103,410)

Net change in unrealized appreciation (depreciation)	140,334,494

NET REALIZED AND UNREALIZED GAIN (LOSS)	169,184,390

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$177,893,606

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31, 2020
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$8,709,216	$17,127,717
Net realized gain (loss)	28,849,896	91,446,143
Net change in unrealized appreciation (depreciation)	140,334,494	(63,475,169)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	177,893,606	45,098,691

Distributions to shareholders:
Class IB	—	(245,695,874)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 2,802,148 and 27,015,149 shares, respectively ]	36,518,183	338,908,446
Capital shares issued in reinvestment of dividends and distributions [ 0 and 19,919,642 shares, respectively ]	—	245,695,874
Capital shares repurchased [ (11,725,657) and (57,945,838) shares, respectively ]	(152,624,442)	(697,156,962)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(116,106,259)	(112,552,642)

TOTAL INCREASE (DECREASE) IN NET ASSETS	61,787,347	(313,149,825)
NET ASSETS:
Beginning of period	2,355,364,863	2,668,514,688

End of period	$2,417,152,210	$2,355,364,863

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO

FINANCIAL HIGHLIGHTS

Class IB	Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31,
			2020		2019		2018		2017		2016
Net asset value, beginning of period	$12.50		$13.38		$12.01		$13.04		$11.86		$11.64

Income (loss) from investment operations:
Net investment income (loss) (e)	0.05		0.10		0.16		0.13		0.11		0.07
Net realized and unrealized gain (loss)	0.92		0.45		1.73		(0.89)		1.41		0.37

Total from investment operations	0.97		0.55		1.89		(0.76)		1.52		0.44

Less distributions:
Dividends from net investment income	—		(0.10)		(0.15)		(0.15)		(0.15)		(0.05)
Distributions from net realized gains	—		(1.33)		(0.37)		(0.12)		(0.19)		(0.17)

Total dividends and distributions	—		(1.43)		(0.52)		(0.27)		(0.34)		(0.22)

Net asset value, end of period	$13.47		$12.50		$13.38		$12.01		$13.04		$11.86

Total return (b)	7.76%		4.43%		15.80%		(5.84)%		12.91%		3.74%

Ratios/Supplemental Data:
Net assets, end of period (000's)	$2,417,152		$2,355,365		$2,668,515		$2,367,497		$2,794,165		$2,524,981
Ratio of expenses to average net assets:
After waivers (a)(f)	1.10	%(j)	1.11	%(j)	1.11	%(m)	1.11	%(n)	1.11	%(j)	1.12	%(n)
Before waivers (a)(f)	1.10%		1.11%		1.11%		1.11%		1.11%		1.12%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	0.73%		0.76%		1.24%		1.00%		0.84%		0.57%
Before waivers (a)(f)	0.73%		0.76%		1.24%		1.00%		0.84%		0.56%
Portfolio turnover rate^	4	%(z)	11%		9%		12%		9%		34%
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds ("indirect expenses"), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.12% for Class IB.
(m)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.11% for Class IB.
(n)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.13% for Class IB.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

EQ/AB SHORT DURATION GOVERNMENT BOND PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2021	% of Net Assets
U.S. Treasury Obligations	50.2%
U.S. Government Agency Securities	28.9
Asset-Backed Securities	6.7
Commercial Mortgage-Backed Securities	4.9
Collateralized Mortgage Obligations	4.4
Financials	1.7
Consumer Staples	0.7
Mortgage-Backed Securities	0.4
Industrials	0.3
Municipal Bonds	0.3
Consumer Discretionary	0.2
Energy	0.2
Real Estate	0.2
Cash and Other	0.9

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2021 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/21	Ending Account Value 6/30/21	Expenses Paid During Period* 1/1/21 - 6/30/21
Class IB
Actual	$1,000.00	$1,000.00	$3.97
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.83	4.01
Class K
Actual	1,000.00	1,002.00	2.73
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.07	2.76

* Expenses are equal to the Portfolio's Class IB and Class K shares annualized expense ratio of 0.80% and 0.55%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

EQ/AB SHORT DURATION GOVERNMENT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2021 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed Securities (6.7%)
Affirm Asset Securitization Trust,
Series 2020-A A 2.950%, 2/18/25§	$1,749,000	$1,765,456
Series 2021-A A 0.880%, 8/15/25§	1,000,000	1,001,715
Series 2021-Z1 A 1.070%, 8/15/25§	1,659,937	1,659,380
AGL CLO 12 Ltd.,
Series 2021-12A A1 1.290%, 7/20/34 (l)§	3,900,765	3,902,513
Avant Loans Funding Trust,
Series 2021-REV1 A 1.210%, 7/15/30§	4,500,000	4,492,326
Brex Commercial Charge Card Master Trust,
Series 2021-1 A 2.090%, 7/15/24§	3,246,000	3,273,354
Carmax Auto Owner Trust,
Series 2021-1 C 0.940%, 12/15/26	1,177,000	1,165,183
Carvana Auto Receivables Trust,
Series 2021-N1 C 1.300%, 1/10/28	3,616,000	3,636,444
Series 2021-N2 B 0.750%, 3/10/28	732,000	729,651
Chase Auto Credit Linked Notes,
Series 2020-1 C 1.389%, 1/25/28§	797,125	799,864
Series 2020-2 D 1.487%, 2/25/28§	1,265,926	1,271,172
Series 2021-1 B 0.875%, 9/25/28§	4,825,025	4,828,543
CPS Auto Receivables Trust,
Series 2020-C B 1.010%, 1/15/25§	3,801,000	3,818,900
Series 2021-A C 0.830%, 9/15/26§	3,921,000	3,916,106
Crossroads Asset Trust,
Series 2021-A B 1.120%, 6/20/25§	1,058,000	1,058,354
Donlen Fleet Lease Funding LLC,
Series 2021-2 C 1.200%, 12/11/34§	1,678,000	1,674,352
Drive Auto Receivables Trust,
Series 2021-1 C 1.020%, 6/15/27	1,230,000	1,234,539
Dryden 78 CLO Ltd.,
Series 2020-78A C 2.140%, 4/17/33 (l)§	2,120,000	2,124,246
Series 2020-78A D 3.190%, 4/17/33 (l)§	850,000	851,621
DT Auto Owner Trust,
Series 2021-1A C 0.840%, 10/15/26§	4,708,000	4,702,091
Series 2021-2A C 1.100%, 2/16/27§	1,050,000	1,052,998
Elevation CLO Ltd.,
Series 2020-11A C 2.384%, 4/15/33 (l)§	1,870,000	1,819,637
Encina Equipment Finance LLC,
Series 2021-1A B 1.210%, 2/16/27§	900,000	897,966
Exeter Automobile Receivables Trust,
Series 2019-3A B 2.580%, 8/15/23§	567,295	568,076
Series 2020-3A C 1.320%, 7/15/25	3,009,000	3,035,604
Series 2021-1A C 0.740%, 1/15/26	3,332,000	3,329,495
First Investors Auto Owner Trust,
Series 2020-1A A 1.490%, 1/15/25§	735,708	739,056
Flagship Credit Auto Trust,
Series 2019-4 B 2.530%, 11/17/25§	3,600,000	3,690,392
Series 2020-4 C 1.280%, 2/16/27§	3,820,000	3,838,914
Ford Credit Auto Owner Trust,
Series 2021-1 C 1.910%, 10/17/33§	1,168,000	1,170,432
Foursight Capital Automobile Receivables Trust,
Series 2021-1 C 1.020%, 9/15/26§	1,411,000	1,404,321
GoldenTree Loan Management US CLO 7 Ltd.,
Series 2020-7A AR 1.258%, 4/20/34 (l)§	2,550,000	2,550,668
GSF Mortgage Corp., 1.433%, 8/15/26 (l)	360,341	357,877
2.435%, 8/15/26 (l)	723,000	737,508
2.638%, 8/15/26 (l)	98,000	100,184
Hardee’s Funding LLC,
Series 2018-1A A23 5.710%, 6/20/48§	1,371,860	1,563,748
Invitation Homes Trust,
Series 2018-SFR3 A 1.082%, 7/17/37 (l)§	1,195,716	1,195,716
Kayne CLO 7 Ltd.,
Series 2020-7A C 2.190%, 4/17/33 (l)§	970,000	972,333
Kayne CLO II Ltd.,
Series 2018-2A AR 1.264%, 10/15/31 (l)§	3,513,691	3,519,615
Magnetite XXVI Ltd.,
Series 2020-26A A 1.934%, 7/15/30 (l)§	4,063,790	4,066,574
Neighborly Issuer LLC,
Series 2021-1A A2 3.584%, 4/30/51§	1,334,567	1,370,821
OCP CLO Ltd.,
Series 2020-18A AR 1.250%, 7/20/32 (l)§	3,424,000	3,428,913
Santander Drive Auto Receivables Trust,
Series 2020-4 D 1.480%, 1/15/27	2,621,000	2,652,513
SoFi Consumer Loan Program LLC,
Series 2017-5 A2 2.780%, 9/25/26§	104,841	105,025
SoFi Consumer Loan Program Trust,
Series 2019-3 A 2.900%, 5/25/28§	311,206	313,070

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB SHORT DURATION GOVERNMENT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Principal Amount	Value (Note 1)
Upstart Securitization Trust,
Series 2020-3 A 1.702%, 11/20/30§	$3,047,765	$3,065,665
Series 2021-1 A 0.870%, 3/20/31§	1,198,396	1,201,147
Voya CLO Ltd.,
Series 2019-1A DR 3.034%, 4/15/31 (l)§	800,000	797,562
Westlake Automobile Receivables Trust,
Series 2020-3A C 1.240%, 11/17/25§	4,108,000	4,144,865
Series 2021-1A C 0.950%, 3/16/26§	4,864,000	4,862,650
World Financial Network Credit Card Master Trust,
Series 2018-B M 3.810%, 7/15/25	2,180,000	2,195,680
Series 2019-B M 3.040%, 4/15/26	2,700,000	2,747,798

Total Asset-Backed Securities		111,402,633

Collateralized Mortgage Obligations (4.4%)
Bellemeade Re Ltd.,
Series 2019-1A M1B 1.842%, 3/25/29 (l)§	2,374,800	2,374,799
Series 2019-3A M1B 1.691%, 7/25/29 (l)§	1,577,484	1,581,505
Series 2020-3A M1B 2.941%, 10/25/30 (l)§	671,457	685,917
Series 2021-2A M1A 1.210%, 6/25/31 (l)§	2,107,647	2,108,896
Chase Mortgage Finance Corp.,
Series 2019-CL1 M3 2.192%, 4/25/47 (l)§	416,830	422,907
Collateralized Mortgage Obligation, 3.647%, 3/15/35 (l)	2,920,000	3,039,934
Eagle RE Ltd.,
Series 2020-1 M1A 0.992%, 1/25/30 (l)§	2,700,000	2,693,475
FHLMC,
Series 3017 CF 0.373%, 8/15/25 (l)	1,766	1,764
Series 3305 FT 0.473%, 7/15/34 (l)	68,789	69,422
Series 3349 FE 0.563%, 7/15/37 (l)	1,254,924	1,274,738
Series 3807 FM 0.573%, 2/15/41 (l)	42,045	41,383
Series 3927 FH 0.523%, 9/15/41 (l)	43,162	43,822
Series 4029 LD 1.750%, 1/15/27	2,036,176	2,083,649
Series 4087 FB 0.543%, 7/15/42 (l)	1,159,874	1,173,720
Series 4286 VF 0.523%, 12/15/43 (l)	922,864	932,710
Series 4350 KF 0.460%, 1/15/39(l)	465,174	461,729
Series 4457 BA 3.000%, 7/15/39	4,377,883	4,674,029
Series 4459 CA 5.000%, 12/15/34	746,040	822,041
Series 4483 A 3.000%, 12/15/29	696,174	718,166
Series 4486 JN 2.000%, 11/15/24	2,397,269	2,442,496
FHLMC STACR REMIC Trust,
Series 2020-DNA5 M1 1.318%, 10/25/50 (l)§	214,211	214,211
Series 2020-DNA6 M1 0.918%, 12/25/50 (l)§	785,792	786,039
FHLMC Structured Agency Credit Risk Debt Notes,
Series 2015-DNA1 M3 3.391%, 10/25/27 (l)	1,495,530	1,516,067
Series 2017-HQA3 M2 2.441%, 4/25/30 (l)	3,062,604	3,131,266
FNMA,
Series 2006-42 CF 0.542%, 6/25/36 (l)	61,224	60,258
Series 2007-109 GF 0.772%, 12/25/37 (l)	97,079	99,458
Series 2010-39 FT 1.042%, 10/25/35 (l)	2,379,188	2,441,861
Series 2011-53 FT 0.672%, 6/25/41 (l)	217,470	221,261
Series 2011-86 KF 0.641%, 9/25/41 (l)	211,008	214,820
Series 2011-86 NF 0.641%, 9/25/41 (l)	95,971	97,611
Series 2012-65 FA 0.542%, 6/25/42 (l)	35,798	35,946
Series 2013-121 FA 0.492%, 12/25/43 (l)	698,704	705,094
Series 2014-49 AF 0.435%, 8/25/44 (l)	2,291,351	2,289,619
Series 2014-54 LA 3.000%, 2/25/44	298,771	302,819
Series 2014-C04 1M2 4.992%, 11/25/24 (l)	1,192,943	1,233,402
Series 2014-C04 2M2 5.092%, 11/25/24 (l)	587,347	602,800
Series 2015-C01 1M2 4.391%, 2/25/25 (l)	537,209	549,859
Series 2015-C02 1M2 4.092%, 5/25/25 (l)	119,047	121,515
Series 2016-C02 1M2 6.091%, 9/25/28 (l)	895,184	944,736
Series 2016-C03 2M2 5.992%, 10/25/28 (l)	1,738,590	1,836,603
Series 2016-C06 1M2 4.341%, 4/25/29 (l)	1,053,917	1,095,555
Home RE Ltd.,
Series 2020-1 M1B 3.341%, 10/25/30 (l)§	2,125,000	2,146,907
Series 2021-1 M1A 1.141%, 7/25/33 (l)§	4,710,325	4,687,754
Mello Warehouse Securitization Trust,
Series 2020-1 A 0.992%, 10/25/53 (l)§	3,146,861	3,146,777
Series 2021-1 A 0.806%, 2/25/55 (l)§	2,423,425	2,423,425
Mortgage Insurance-Linked Notes,
Series 2019-1 M1 1.991%, 11/26/29 (l)§	851,533	851,535

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB SHORT DURATION GOVERNMENT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Principal Amount	Value (Note 1)
Oaktown Re V Ltd.,
Series 2020-2A M1A 2.491%, 10/25/30 (l)§	$531,680	$534,020
PMT Credit Risk Transfer Trust,
Series 2019-1R A 2.096%, 3/27/24 (l)§	429,473	428,609
Series 2019-2R A 2.846%, 5/27/23 (l)§	966,237	956,869
Series 2019-3R A 2.796%, 10/27/22 (l)§	216,128	216,800
Provident Funding Mortgage Warehouse Securitization Trust,
Series 2021-1 A 0.792%, 2/25/55 (l)§	2,318,881	2,311,673
Radnor RE Ltd.,
Series 2019-1 M1B 2.041%, 2/25/29 (l)§	1,277,057	1,280,500
Series 2019-2 M1B 1.842%, 6/25/29 (l)§	1,957,825	1,969,363
Series 2020-1 M1A 1.042%, 1/25/30 (l)§	889,957	890,051
Traingle Re Ltd.,
Series 2020-1 M1A 3.092%, 10/25/30 (l)§	1,145,215	1,146,544
Series 2021-1 M1A 1.792%, 8/25/33 (l)§	3,152,685	3,154,138

Total Collateralized Mortgage Obligations		72,292,867

Commercial Mortgage-Backed Securities (4.9%)
Ashford Hospitality Trust,
Series 2018-KEYS A 1.073%, 6/15/35 (l)§	3,000,000	3,001,953
BAMLL Commercial Mortgage Securities Trust,
Series 2013-WBRK D 3.652%, 3/10/37 (l)§	1,250,000	1,148,149
Series 2017-SCH AF 1.073%, 11/15/33 (l)§	3,005,000	2,928,318
BBCMS Mortgage Trust,
Series 2020-BID A 2.213%, 10/15/37 (l)§	3,190,000	3,205,949
Beneria Cowen & Pritzer Collateral Funding Corp.,
Series 2021-330N A 0.899%, 6/15/38 (l)§	591,999	590,250
BFLD Trust,
Series 2021-FPM A 1.700%, 6/15/38 (l)§	4,795,000	4,799,495
BHMS Mortgage Trust,
Series 2018-ATLS A 1.323%, 7/15/35 (l)§	2,305,875	2,307,322
CGRBS Commercial Mortgage Trust,
Series 2013-VN05 A 3.369%, 3/13/35§	2,000,000	2,068,518
Citigroup Commercial Mortgage Trust,
Series 2012-GC8 AS 3.683%, 9/10/45§	1,910,000	1,952,692
Series 2013-GC11 AS 3.422%, 4/10/46	4,720,249	4,880,043
Series 2013-GC11 B 3.732%, 4/10/46 (l)	2,000,000	2,094,449
CLNY Trust,
Series 2019-IKPR D 2.098%, 11/15/38 (l)§	2,400,000	2,389,509
DBWF Mortgage Trust,
Series 2018-GLKS A 1.123%, 12/19/30 (l)§	2,537,354	2,540,527
GCT Commercial Mortgage Trust,
Series 2021-GCT B 1.323%, 2/15/38 (l)§	2,996,618	2,996,617
Great Wolf Trust,
Series 2019-WOLF A 1.107%, 12/15/36 (l)§	3,950,000	3,952,478
GS Mortgage Securities Corp. Trust,
Series 2019-BOCA A 1.273%, 6/15/38 (l)§	3,195,119	3,201,114
Series 2019-SMP A 1.223%, 8/15/32 (l)§	1,550,000	1,550,970
GS Mortgage Securities Trust,
Series 2011-GC5 AS 5.209%, 8/10/44 (l)§	4,051,521	4,057,423
Series 2011-GC5 D 5.428%, 8/10/44 (l)§	49,051	24,526
Series 2012-GC6 B 5.860%, 1/10/45 (l)§	2,600,000	2,638,875
Series 2012-GCJ7 AS 4.085%, 5/10/45	3,230,000	3,286,035
Series 2012-GCJ9 AS 3.124%, 11/10/45	3,133,190	3,214,428
JP Morgan Chase Commercial Mortgage Securities Trust,
Series 2012-C8 C 4.777%, 10/15/45 (l)§	3,752,000	3,494,125
JPMBB Commercial Mortgage Securities Trust,
Series 2015-C27 AS 3.634%, 2/15/48	1,453,948	1,551,363
Morgan Stanley Capital I Trust,
Series 2011-C3 C 5.475%, 7/15/49 (l)§	1,700,000	1,691,404
Series 2015-XLF2 SNMA 2.023%, 11/15/26 (l)§	1,027,796	925,793
Series 2019-BPR C 3.123%, 5/15/36 (l)§	2,220,000	2,003,882
Natixis Commercial Mortgage Securities Trust,
Series 2018-850T A 0.856%, 7/15/33 (l)§	2,422,460	2,413,378
Series 2019-MILE A 1.573%, 7/15/36 (l)§	1,199,586	1,198,837
Starwood Retail Property Trust,
Series 2014-STAR A 1.543%, 11/15/27 (l)§	4,557,485	3,318,407
UBS-Barclays Commercial Mortgage Trust,
Series 2012-C4 A3 2.533%, 12/10/45	3,031,144	3,046,417
Series 2013-C5 B 3.649%, 3/10/46 (l)§	2,414,356	2,462,510

Total Commercial Mortgage-Backed Securities		80,935,756

Corporate Bonds (3.3%)
Consumer Discretionary (0.2%)
Hotels, Restaurants & Leisure (0.2%)
Las Vegas Sands Corp.
3.200%, 8/8/24	1,453,000	1,523,548
2.900%, 6/25/25	2,462,000	2,559,265

		4,082,813

Total Consumer Discretionary		4,082,813

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB SHORT DURATION GOVERNMENT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Principal Amount	Value (Note 1)
Consumer Staples (0.7%)
Food & Staples Retailing (0.2%)
Cencosud SA
5.150%, 2/12/25 (m)	$2,885,000	$3,186,663

Food Products (0.2%)
Sigma Alimentos SA de CV
4.125%, 5/2/26 (m)	2,950,000	3,193,375

Tobacco (0.3%)
BAT International Finance plc
1.668%, 3/25/26	4,662,000	4,657,192

Total Consumer Staples		11,037,230

Energy (0.2%)
Oil, Gas & Consumable Fuels (0.2%)
Sinopec Group Overseas Development 2018 Ltd.
2.500%, 8/8/24§	3,000,000	3,127,125

Total Energy		3,127,125

Financials (1.7%)
Banks (0.8%)
Banco Santander SA
2.746%, 5/28/25	2,800,000	2,949,994
Citigroup, Inc.
(SOFR + 2.84%), 3.106%, 4/8/26 (k)	2,107,000	2,253,236
Credicorp Ltd.
2.750%, 6/17/25 (m)	2,336,000	2,352,498
Danske Bank A/S
(ICE LIBOR USD 3 Month + 1.59%), 3.244%, 12/20/25 (k)§	1,582,000	1,682,232
Standard Chartered plc
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.78%), 0.991%, 1/12/25 (k)§	3,964,000	3,947,709

		13,185,669

Consumer Finance (0.2%)
Harley-Davidson Financial Services, Inc.
3.350%, 6/8/25§	3,675,000	3,925,972

Diversified Financial Services (0.4%)
Azure Orbit IV International Finance Ltd.
3.750%, 1/25/23 (m)	5,560,000	5,757,825

Thrifts & Mortgage Finance (0.3%)
BPCE SA
5.700%, 10/22/23§	4,204,000	4,653,402

Total Financials		27,522,868

Industrials (0.3%)
Airlines (0.1%)
Southwest Airlines Co. 5.250%, 5/4/25	1,658,000	1,888,791

Trading Companies & Distributors (0.2%)
Aviation Capital Group LLC
3.875%, 5/1/23§	1,343,000	1,406,176
5.500%, 12/15/24§	388,000	438,040
1.950%, 1/30/26§	1,729,000	1,728,610

		3,572,826

Total Industrials		5,461,617

Real Estate (0.2%)
Equity Real Estate Investment Trusts (REITs) (0.2%)
Vornado Realty LP (REIT)
2.150%, 6/1/26	2,431,000	2,464,052

Total Real Estate		2,464,052

Total Corporate Bonds		53,695,705

Mortgage-Backed Securities (0.4%)
FHLMC UMBS
3.500%, 10/1/49	1,241,261	1,327,605
3.500%, 11/1/49	4,907,119	5,247,180

Total Mortgage-Backed Securities		6,574,785

Municipal Bonds (0.3%)
Arizona Salt River Project, Agricultural Improvement & Power District, Revenue Bonds,
Series 2010A 4.839%, 1/1/41	18,000	23,818
California Earthquake Authority Revenue Bonds,
Series 2020B 1.227%, 7/1/21	785,000	785,000
Central Puget Sound Regional Transit Authority, Revenue Bonds,
Series 2009P-2T 5.491%, 11/1/39	6,000	8,371
City & County of San Francisco Public Utilities Commission, Revenue Bonds,
Series 2010E 6.000%, 11/1/40	8,000	11,147
City of Chicago, International Airport, Revenue Bonds,
Series 2010B 6.395%, 1/1/40	6,000	9,022
City of New York Municipal Water Finance Authority, Water & Sewer System, Revenue Bonds,
Series 2010EE 6.011%, 6/15/42	6,000	9,238
City of New York, General Obligation Bonds, Series 2009-A1
Series A-2 5.206%, 10/1/31	6,000	7,354
City of New York, Municipal Water Finance Authority, Water & Sewer System, Revenue Bonds,
Series 2010GG 5.724%, 6/15/42	8,000	11,994
City of New York, Transitional Finance Authority, Future Tax Secured Bonds, Revenue Bonds,
Series 2011A 5.508%, 8/1/37	7,000	9,365
Commonwealth of Massachusetts, General Obligation Bonds,
Series 2009E 5.456%, 12/1/39	7,000	9,666
County of Los Angeles Community College District, General Obligation Bonds,
Series 2008-E 6.600%, 8/1/42	31,000	49,026
6.750%, 8/1/49	6,000	10,186
County of Los Angeles Unified School District, General Obligation Bonds,
Series 2009-KRY 5.755%, 7/1/29	6,000	7,517
5.750%, 7/1/34	7,000	9,453

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB SHORT DURATION GOVERNMENT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Principal Amount	Value (Note 1)
County of Nashville & Davidson Convention Center Authority, Revenue Bonds,
Series 2010B 6.731%, 7/1/43	$6,000	$8,828
County of San Diego Regional Airport Authority, Revenue Bonds,
Series 2010B 6.138%, 5/1/49	6,000	9,065
Georgia Municipal Electric Authority, Revenue Bonds,
Series 2010A 6.637%, 4/1/57	37,000	56,065
Massachusetts Water Pollution Abatement Trust, Revenue Bonds,
Series 2010-15B 5.192%, 8/1/40	45,000	52,367
Metropolitan Transportation Authority, Revenue Bonds,
Series 2010A 6.668%, 11/15/39	8,000	11,643
Metropolitan Transportation Authority, Revenue Bonds,
Series 2010B-1 6.548%, 11/15/31	6,000	7,862
6.648%, 11/15/39	6,000	8,608
Metropolitan Washington Airports Authority, Revenue Bonds,
Series 2009D 7.462%, 10/1/46	9,000	15,322
New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Revenue Bonds,
Series 2010B 6.561%, 12/15/40	31,000	46,247
North Texas Tollway Authority System, Revenue Bonds,
Series 2009B 6.718%, 1/1/49	8,000	13,211
Ohio State University, Revenue Bonds,
Series 2010C 4.910%, 6/1/40	6,000	8,053
Pennsylvania Turnpike Commission, Revenue Bonds,
Series 2010B 5.511%, 12/1/45	9,000	13,034
5.561%, 12/1/49	7,000	10,507
San Francisco Bay Area Toll Authority, Subordinate Toll Bridge, Revenue Bonds,
Series 2010-S1 6.793%, 4/1/30	6,000	7,339
6.918%, 4/1/40	6,000	9,019
7.043%, 4/1/50	6,000	10,414
San Francisco Bay Area Toll Authority, Toll Bridge, Revenue Bonds,
Series 2009-F2 6.263%, 4/1/49	7,000	11,357
State of California, Various Purposes, General Obligation Bonds,
Series 2009 7.350%, 11/1/39	6,000	9,661
State of Georgia, General Obligation Bonds,
Series 2009H 4.503%, 11/1/25	6,000	6,532
State of New York Dormitory Authority, Personal Income Tax, Revenue Bonds,
Series 2010D 5.500%, 3/15/30	6,000	7,153
5.600%, 3/15/40	6,000	8,104
State of New York Urban Development Corp., Personal Income Tax, Revenue Bonds,
Series 2009E 5.770%, 3/15/39	8,000	9,981
State of Washington Motor Vehicle Fuel Tax, Revenue Bonds,
Series 2010D 5.481%, 8/1/39	6,000	8,342
State of Washington Motor Vehicle Fuel Tax, Revenue Bonds,
Series 2010F 5.090%, 8/1/33	6,000	7,585
5.140%, 8/1/40	6,000	8,266
Tobacco Settlement Finance Authority Taxable Tobacco Settlement,
Series 2020 3.000%, 6/1/35	3,455,242	3,565,388

Total Municipal Bonds		4,891,110

U.S. Government Agency Securities (28.9%)
FFCB
0.160%, 10/13/22	40,000,000	39,989,212
0.125%, 3/9/23	50,000,000	49,892,455
0.125%, 4/13/23	50,000,000	49,862,160
0.250%, 6/28/23	35,000,000	34,985,062
FHLB
3.000%, 10/12/21	25,635,000	25,846,225
2.625%, 12/10/21	15,000,000	15,168,580
2.875%, 12/10/21	25,000,000	25,311,073
1.625%, 12/20/21	5,000,000	5,036,522
1.375%, 2/17/23	14,835,000	15,115,573
0.125%, 3/17/23	30,000,000	29,946,612
5.500%, 7/15/36	12,000	17,727
FHLMC
2.750%, 6/19/23	2,717,000	2,850,435
0.250%, 8/24/23	13,000,000	12,992,123
0.250%, 11/6/23	50,000,000	49,917,755
1.500%, 2/12/25	25,500,000	26,308,001
FNMA
2.625%, 1/11/22	57,380,000	58,146,264
2.500%, 2/5/24	5,000,000	5,270,020
Hashemite Kingdom of Jordan AID Bonds
2.578%, 6/30/22	5,000,000	5,113,084
Iraq Government AID Bonds
2.149%, 1/18/22	10,289,000	10,403,857
Ukraine Government AID Bonds
1.471%, 9/29/21	14,700,000	14,746,232

Total U.S. Government Agency Securities		476,918,972

U.S. Treasury Obligations (37.6%)
U.S. Treasury Inflation Linked Notes
0.125%, 10/15/24 TIPS	8,273,122	8,917,202
0.250%, 1/15/25 TIPS	74,706,684	80,864,584
U.S. Treasury Notes
1.125%, 9/30/21	10,762,500	10,791,108
2.875%, 10/15/21	22,874,000	23,060,640
1.625%, 12/31/21	41,558,700	41,880,148
1.375%, 1/31/22	36,663,300	36,942,583
1.125%, 2/28/22	46,810,400	47,137,689
0.125%, 6/30/22	78,306,200	78,324,570
0.125%, 8/31/22	78,328,000	78,330,444
0.125%, 11/30/22	27,028,600	27,014,845
0.125%, 3/31/23	117,000,000	116,823,307
0.125%, 5/31/23	49,722,000	49,615,222
1.625%, 5/15/26	19,316,600	20,032,118

Total U.S. Treasury Obligations		619,734,460

Total Long-Term Debt Securities (86.5%) (Cost $1,422,521,799)		1,426,446,288

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB SHORT DURATION GOVERNMENT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
U.S. Treasury Obligations (12.6%)
U.S. Treasury Bills 0.05%, 7/22/21 (p)	$12,095,000	$12,094,637
0.05%, 8/3/21 (p)	18,610,000	18,609,170
0.05%, 9/7/21 (p)	29,795,000	29,792,229
0.05%, 9/14/21 (p)	4,675,000	4,674,537
0.05%, 9/23/21 (p)	14,550,000	14,548,305
0.05%, 9/30/21 (p)	12,710,000	12,708,396
0.05%, 10/21/21 (p)	12,100,000	12,097,981
0.05%, 10/28/21 (p)	22,110,000	22,106,261
0.05%, 11/26/21 (p)	34,695,700	34,687,866
0.05%, 12/23/21 (p)	31,059,000	31,050,894
0.07%, 6/16/22 (p)	14,565,000	14,554,634

Total U.S. Treasury Obligations		206,924,910

Total Short-Term Investments (12.6%) (Cost $206,935,091)		206,924,910

Total Investments in Securities (99.1%) (Cost $1,629,456,890)		1,633,371,198
Other Assets Less Liabilities (0.9%)		15,478,765

Net Assets (100%)		$1,648,849,963

§

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At June 30, 2021, the market value of these securities amounted to $210,265,158 or 12.8% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(k)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of June 30, 2021.
(l)

Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of June 30, 2021.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At June 30, 2021, the market value of these securities amounted to $14,490,361 or 0.9% of net assets.

(p)	Yield to maturity.

Glossary:

CLO	— Collateralized Loan Obligation
FFCB	— Federal Farm Credit Bank
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
ICE	— Intercontinental Exchange
LIBOR	— London Interbank Offered Rate
REMIC	— Real Estate Mortgage Investment Conduit
SOFR	— Secured Overnight Financing Rate
TIPS	— Treasury Inflation Protected Security
UMBS	— Uniform Mortgage-Backed Securities
USD	— United States Dollar

Futures contracts outstanding as of June 30, 2021 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
U.S. Treasury 2 Year Note	189	9/2021	USD	41,640,539	(77,006)

					(77,006)

Short Contracts
U.S. Treasury 5 Year Note	(940)	9/2021	USD	(116,023,906)	202,608

					202,608

					125,602

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB SHORT DURATION GOVERNMENT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2021:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Asset-Backed Securities	$—	$111,402,633	$—	$111,402,633
Collateralized Mortgage Obligations	—	72,292,867	—	72,292,867
Commercial Mortgage-Backed Securities	—	80,935,756	—	80,935,756
Corporate Bonds
Consumer Discretionary	—	4,082,813	—	4,082,813
Consumer Staples	—	11,037,230	—	11,037,230
Energy	—	3,127,125	—	3,127,125
Financials	—	27,522,868	—	27,522,868
Industrials	—	5,461,617	—	5,461,617
Real Estate	—	2,464,052	—	2,464,052
Futures	202,608	—	—	202,608
Mortgage-Backed Security	—	6,574,785	—	6,574,785
Municipal Bonds	—	4,891,110	—	4,891,110
Short-Term Investments
U.S. Treasury Obligations	—	206,924,910	—	206,924,910
U.S. Government Agency Securities	—	476,918,972	—	476,918,972
U.S. Treasury Obligations	—	619,734,460	—	619,734,460

Total Assets	$202,608	$1,633,371,198	$—	$1,633,573,806

Liabilities:
Futures	$(77,006)	$—	$—	$(77,006)

Total Liabilities	$(77,006)	$—	$—	$(77,006)

Total	$125,602	$1,633,371,198	$—	$1,633,496,800

Fair Values of Derivative Instruments as of June 30, 2021:

	Statement of Assets and Liabilities
Derivatives Contracts^	Asset Derivatives	Fair Value
Interest rate contracts	Receivables, Net assets – Unrealized appreciation	$202,608	*

Total		$202,608

	Liability Derivatives
Interest rate contracts	Payables, Net assets – Unrealized depreciation	$(77,006	)*

Total		$(77,006)

* Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB SHORT DURATION GOVERNMENT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2021:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Interest rate contracts	$(446,278)	$(446,278)

Total	$(446,278)	$(446,278)

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Interest rate contracts	$338,274	$338,274

Total	$338,274	$338,274

^ This Portfolio held futures contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

The Portfolio held futures contracts with an average notional balance of approximately $165,955,000 during the six months ended June 30, 2021.

Investment security transactions for the six months ended June 30, 2021 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$338,442,102
Long-term U.S. government debt securities	358,346,832

$696,788,934

Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$317,552,710
Long-term U.S. government debt securities	167,493,053

$485,045,763

As of June 30, 2021, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$7,317,369
Aggregate gross unrealized depreciation	(3,555,881)

Net unrealized appreciation	$3,761,488

Federal income tax cost of investments in securities and derivative instruments, if applicable	$1,629,735,312

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB SHORT DURATION GOVERNMENT BOND PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2021 (Unaudited)

ASSETS
Investments in Securities, at value (Cost $1,629,456,890)	$1,633,371,198
Cash	25,256,741
Cash held as collateral at broker for futures	766,181
Dividends, interest and other receivables	3,001,728
Receivable for Portfolio shares sold	493,397
Due from broker for futures variation margin	36,306
Other assets	15,706

Total assets	1,662,941,257

LIABILITIES
Payable for securities purchased	12,708,603
Investment management fees payable	583,616
Payable for Portfolio shares redeemed	496,345
Administrative fees payable	122,551
Distribution fees payable – Class IB	97,562
Accrued expenses	82,617

Total liabilities	14,091,294

NET ASSETS	$1,648,849,963

Net assets were comprised of:
Paid in capital	$1,650,939,110
Total distributable earnings (loss)	(2,089,147)

Net assets	$1,648,849,963

Class IB
Net asset value, offering and redemption price per share, $474,486,845 / 48,018,974 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.88

Class K
Net asset value, offering and redemption price per share, $1,174,363,118 / 118,045,227 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.95

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2021 (Unaudited)

INVESTMENT INCOME
Interest	$8,624,031
Securities lending (net)	197

Total income	8,624,228

EXPENSES
Investment management fees	3,498,547
Administrative fees	738,886
Distribution fees – Class IB	599,023
Printing and mailing expenses	53,938
Professional fees	53,529
Trustees' fees	20,631
Custodian fees	17,901
Miscellaneous	24,867

Gross expenses	5,007,322
Less: Waiver from investment manager	(14,445)

Net expenses	4,992,877

NET INVESTMENT INCOME (LOSS)	3,631,351

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	4,532,589
Futures contracts	(446,278)

Net realized gain (loss)	4,086,311

Change in unrealized appreciation (depreciation) on:
Investments in securities	(5,934,119)
Futures contracts	338,274

Net change in unrealized appreciation (depreciation)	(5,595,845)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(1,509,534)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$2,121,817

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB SHORT DURATION GOVERNMENT BOND PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31, 2020
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$3,631,351	$15,750,561
Net realized gain (loss)	4,086,311	2,334,924
Net change in unrealized appreciation (depreciation)	(5,595,845)	(2,112,317)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	2,121,817	15,973,168

Distributions to shareholders:
Class IB	—	(4,791,120)
Class K	—	(12,578,956)

Total distributions to shareholders	—	(17,370,076)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 5,840,834 and 15,209,248 shares, respectively ]	57,723,412	150,768,648
Capital shares issued in reinvestment of dividends [ 0 and 485,151 shares, respectively ]	—	4,791,120
Capital shares repurchased [ (9,730,045) and (13,083,413) shares, respectively ]	(96,155,181)	(129,824,962)

Total Class IB transactions	(38,431,769)	25,734,806

Class K
Capital shares sold [ 15,795,882 and 28,384,674 shares, respectively ]	157,037,547	283,801,618
Capital shares issued in reinvestment of dividends [ 0 and 1,266,879 shares, respectively ]	—	12,578,956
Capital shares repurchased [ (5,899,671) and (28,212,657) shares, respectively ]	(58,669,696)	(280,313,968)

Total Class K transactions	98,367,851	16,066,606

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	59,936,082	41,801,412

TOTAL INCREASE (DECREASE) IN NET ASSETS	62,057,899	40,404,504
NET ASSETS:
Beginning of period	1,586,792,064	1,546,387,560

End of period	$1,648,849,963	$1,586,792,064

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB SHORT DURATION GOVERNMENT BOND PORTFOLIO

FINANCIAL HIGHLIGHTS

Class IB	Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31,
			2020	2019	2018	2017	2016
Net asset value, beginning of period	$9.88		$9.88	$9.80	$9.82	$9.85	$9.84

Income (loss) from investment operations:
Net investment income (loss) (e)	0.01		0.09	0.17	0.12	0.04	(0.01)
Net realized and unrealized gain (loss)	(0.01)		— #	0.09	(0.01)	(0.02)	0.03

Total from investment operations	—	#	0.09	0.26	0.11	0.02	0.02

Less distributions:
Dividends from net investment income	—		(0.09)	(0.18)	(0.13)	(0.05)	(0.01)

Net asset value, end of period	$9.88		$9.88	$9.88	$9.80	$9.82	$9.85

Total return (b)	0.00	%‡‡	0.94%	2.63%	1.12%	0.19%	0.20%

Ratios/Supplemental Data:
Net assets, end of period (000's)	$474,487		$512,688	$486,821	$515,609	$534,027	$592,703
Ratio of expenses to average net assets:
After waivers (a)(f)	0.80%		0.80%	0.80%	0.81%	0.82%	0.82%
Before waivers (a)(f)	0.80%		0.81%	0.81%	0.81%	0.82%	0.82%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	0.28%		0.87%	1.75%	1.24%	0.38%	(0.05)%
Before waivers (a)(f)	0.28%		0.86%	1.75%	1.24%	0.38%	(0.05)%
Portfolio turnover rate^	37	%(z)	65%	37%	48%	47%	63%

	Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31,
Class K			2020	2019	2018	2017	2016
Net asset value, beginning of period	$9.93		$9.93	$9.86	$9.87	$9.90	$9.90

Income (loss) from investment operations:
Net investment income (loss) (e)	0.03		0.11	0.20	0.15	0.06	0.02
Net realized and unrealized gain (loss)	(0.01)		0.01	0.07	(0.01)	(0.02)	0.01

Total from investment operations	0.02		0.12	0.27	0.14	0.04	0.03

Less distributions:
Dividends from net investment income	—		(0.12)	(0.20)	(0.15)	(0.07)	(0.03)

Net asset value, end of period	$9.95		$9.93	$9.93	$9.86	$9.87	$9.90

Total return (b)	0.20%		1.18%	2.76%	1.47%	0.44%	0.35%

Ratios/Supplemental Data:
Net assets, end of period (000's)	$1,174,363		$1,074,104	$1,059,567	$887,570	$955,827	$974,617
Ratio of expenses to average net assets:
After waivers (a)(f)	0.55%		0.55%	0.55%	0.56%	0.57%	0.57%
Before waivers (a)(f)	0.55%		0.56%	0.56%	0.56%	0.57%	0.57%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	0.53%		1.12%	2.01%	1.49%	0.63%	0.20%
Before waivers (a)(f)	0.53%		1.11%	2.01%	1.49%	0.63%	0.20%
Portfolio turnover rate^	37	%(z)	65%	37%	48%	47%	63%
‡‡	Amount is less than 0.005%.
#	Per share amount is less than $0.005.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds ("indirect expenses"), if applicable.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

EQ/AB SMALL CAP GROWTH PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2021	% of Net Assets
Information Technology	23.0%
Health Care	20.5
Consumer Discretionary	15.1
Industrials	14.9
Financials	10.0
Real Estate	3.8
Consumer Staples	3.1
Energy	2.7
Materials	2.3
Repurchase Agreements	2.0
Communication Services	1.8
Investment Companies	1.4
Utilities	1.2
Cash and Other	(1.8)

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IA and Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2021 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/21	Ending Account Value 6/30/21	Expenses Paid During Period* 1/1/21 - 6/30/21
Class IA
Actual	$1,000.00	$1,120.30	$4.72
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.34	4.50
Class IB
Actual	1,000.00	1,120.40	4.72
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.34	4.50
Class K
Actual	1,000.00	1,122.00	3.41
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.58	3.25

* Expenses are equal to the Portfolio's Class IA, Class IB and Class K shares annualized expense ratio of 0.90%, 0.90% and 0.65%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

EQ/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (1.8%)
Diversified Telecommunication Services (0.3%)
Anterix, Inc.*	1,900	$113,981
ATN International, Inc.	5,000	227,450
Bandwidth, Inc., Class A*	9,600	1,324,032
Cincinnati Bell, Inc.*	22,552	347,752
Cogent Communications Holdings, Inc.	20,900	1,607,001
Consolidated Communications Holdings, Inc.*	33,422	293,780
Globalstar, Inc. (x)*	243,100	432,718
IDT Corp., Class B*	2,100	77,616
Iridium Communications, Inc.*	49,700	1,987,503
Liberty Latin America Ltd., Class A*	15,300	212,058
Liberty Latin America Ltd., Class C*	73,533	1,036,815
ORBCOMM, Inc.*	18,900	212,436
Radius Global Infrastructure, Inc. (x)*	4,400	63,800

		7,936,942

Entertainment (0.5%)
AMC Entertainment Holdings, Inc., Class A (x)*	163,034	9,240,767
Cinemark Holdings, Inc.*	53,300	1,169,935
IMAX Corp.*	33,100	711,650
Liberty Media Corp.-Liberty Braves, Class A*	5,600	158,032
Liberty Media Corp.-Liberty Braves, Class C*	16,500	458,205
Lions Gate Entertainment Corp., Class A*	23,300	482,310
Lions Gate Entertainment Corp., Class B*	46,100	843,630
Madison Square Garden Entertainment Corp.*	7,600	638,172

		13,702,701

Interactive Media & Services (0.3%)
Cargurus, Inc.*	43,000	1,127,890
Cars.com, Inc.*	35,000	501,550
Eventbrite, Inc., Class A*	32,100	609,900
EverQuote, Inc., Class A*	1,700	55,556
fuboTV, Inc. (x)*	52,700	1,692,197
Liberty TripAdvisor Holdings, Inc., Class A*	26,800	109,076
MediaAlpha, Inc., Class A*	2,900	122,090
QuinStreet, Inc.*	20,300	377,174
TrueCar, Inc.*	52,600	297,190
Yelp, Inc.*	37,800	1,510,488

		6,403,111

Media (0.6%)
Advantage Solutions, Inc.*	4,700	50,713
AMC Networks, Inc., Class A*	12,900	861,720
Boston Omaha Corp., Class A*	3,200	101,472
Cardlytics, Inc.*	12,900	1,637,397
Clear Channel Outdoor Holdings, Inc.*	145,400	383,856
Daily Journal Corp.*	100	33,850
Emerald Holding, Inc.*	7,800	42,042
Entercom Communications Corp.*	26,500	114,215
Entravision Communications Corp., Class A	2,600	17,368
EW Scripps Co. (The), Class A	21,965	447,866
Gray Television, Inc.	41,800	978,120
Hemisphere Media Group, Inc.*	2,400	28,320
iHeartMedia, Inc., Class A*	44,800	1,206,464
John Wiley & Sons, Inc., Class A	17,300	1,041,114
Loral Space & Communications, Inc.	6,000	233,100
Magnite, Inc. (x)*	48,238	1,632,374
Meredith Corp.*	20,100	873,144
MSG Networks, Inc., Class A*	14,600	212,868
National CineMedia, Inc.	7,800	39,546
Scholastic Corp.	13,300	503,937
Sinclair Broadcast Group, Inc., Class A	25,900	860,398
TechTarget, Inc.*	12,000	929,880
TEGNA, Inc.	102,200	1,917,272
Thryv Holdings, Inc.*	2,700	96,579
WideOpenWest, Inc.*	20,100	416,271

		14,659,886

Wireless Telecommunication Services (0.1%)
Gogo, Inc. (x)*	25,100	285,638
Shenandoah Telecommunications Co.	24,728	1,199,555
Telephone and Data Systems, Inc.	40,500	917,730
United States Cellular Corp.*	1,700	61,727

		2,464,650

Total Communication Services		45,167,290

Consumer Discretionary (15.1%)
Auto Components (0.7%)
Adient plc*	40,700	1,839,640
American Axle & Manufacturing Holdings, Inc.*	47,100	487,485
Dana, Inc.	69,100	1,641,816
Dorman Products, Inc.*	14,000	1,451,380
Fox Factory Holding Corp.*	19,200	2,988,672
Gentherm, Inc.*	14,300	1,016,015
Goodyear Tire & Rubber Co. (The)*	110,686	1,898,265
LCI Industries	12,700	1,669,034
Modine Manufacturing Co.*	3,500	58,065
Motorcar Parts of America, Inc.*	3,300	74,052
Patrick Industries, Inc.	9,900	722,700
Standard Motor Products, Inc.	10,800	468,180
Stoneridge, Inc.*	8,000	236,000
Tenneco, Inc., Class A*	21,200	409,584
Visteon Corp.*	13,100	1,584,314
XL Fleet Corp. (x)*	43,200	359,856
XPEL, Inc. (m)*	7,900	662,573

		17,567,631

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Automobiles (0.4%)
Canoo, Inc. (x)*	36,300	$360,822
Fisker, Inc. (x)*	345,670	6,664,517
Lordstown Motors Corp. (x)*	44,900	496,594
Winnebago Industries, Inc.	16,200	1,100,952
Workhorse Group, Inc. (x)*	39,300	651,987

		9,274,872

Distributors (0.9%)
Core-Mark Holding Co., Inc.	19,100	859,691
Funko, Inc., Class A*	7,800	165,984
Greenlane Holdings, Inc., Class A*	1,200	5,364
Pool Corp.	45,380	20,813,991

		21,845,030

Diversified Consumer Services (1.4%)
2U, Inc.*	28,700	1,195,929
Adtalem Global Education, Inc.*	28,000	997,920
Chegg, Inc.*	189,701	15,766,050
Coursera, Inc. (x)*	8,400	332,304
Graham Holdings Co., Class B	1,600	1,014,240
Houghton Mifflin Harcourt Co.*	45,100	497,904
Laureate Education, Inc., Class A*	48,800	708,088
Mister Car Wash, Inc.*	547,856	11,795,339
OneSpaWorld Holdings Ltd. (x)*	600	5,814
Perdoceo Education Corp.*	29,300	359,511
Strategic Education, Inc.	10,531	800,988
Stride, Inc.*	17,700	568,701
Vivint Smart Home, Inc. (x)*	34,800	459,360
WW International, Inc.*	21,700	784,238

		35,286,386

Hotels, Restaurants & Leisure (2.3%)
Accel Entertainment, Inc.*	2,600	30,862
Bally's Corp.*	10,000	541,100
Biglari Holdings, Inc., Class B*	70	11,163
BJ's Restaurants, Inc.*	10,700	525,798
Bloomin' Brands, Inc.*	37,500	1,017,750
Bluegreen Vacations Holding Corp.*	3,131	56,358
Brinker International, Inc.*	22,200	1,373,070
Cheesecake Factory, Inc. (The)*	22,000	1,191,960
Chuy's Holdings, Inc.*	6,700	249,642
Cracker Barrel Old Country Store, Inc.	11,185	1,660,525
Dave & Buster's Entertainment, Inc.*	19,800	803,880
Denny's Corp.*	29,712	489,951
Dine Brands Global, Inc.*	8,000	714,000
ESC Co. (r)*	2,250	—
Everi Holdings, Inc.*	26,600	663,404
Golden Entertainment, Inc.*	5,800	259,840
Hilton Grand Vacations, Inc.*	42,400	1,754,936
International Game Technology plc (x)*	49,500	1,186,020
Jack in the Box, Inc.	9,900	1,103,256
Lindblad Expeditions Holdings, Inc.*	3,900	62,439
Monarch Casino & Resort, Inc.*	4,900	324,233
Nathan's Famous, Inc.	100	7,132
NEOGAMES SA*	3,500	215,145
Noodles & Co.*	3,500	43,680
Papa John's International, Inc.	16,166	1,688,377
Planet Fitness, Inc., Class A*	156,014	11,740,054
Red Rock Resorts, Inc., Class A*	33,000	1,402,500
Ruth's Hospitality Group, Inc.*	3,800	87,514
Scientific Games Corp., Class A*	38,500	2,981,440
SeaWorld Entertainment, Inc.*	26,000	1,298,440
Shake Shack, Inc., Class A*	17,500	1,872,850
Texas Roadhouse, Inc.	28,700	2,760,940
Vail Resorts, Inc.*	53,120	16,813,542
Wingstop, Inc.	12,300	1,938,849

		56,870,650

Household Durables (2.8%)
Cavco Industries, Inc.*	4,800	1,066,512
Century Communities, Inc.	12,500	831,750
GoPro, Inc., Class A*	62,600	729,290
Green Brick Partners, Inc.*	4,700	106,878
Helen of Troy Ltd.*	10,500	2,395,260
Installed Building Products, Inc.	10,400	1,272,544
iRobot Corp.(x)*	14,119	1,318,573
KB Home	36,800	1,498,496
La-Z-Boy, Inc.	25,600	948,224
LGI Homes, Inc.*	8,900	1,441,266
Lovesac Co. (The)*	4,800	382,992
M.D.C. Holdings, Inc.	25,502	1,290,401
M/I Homes, Inc.*	12,800	750,976
Meritage Homes Corp.*	17,900	1,684,032
NVR, Inc.*	2,780	13,825,774
Purple Innovation, Inc.*	20,100	530,841
Skyline Champion Corp.*	23,400	1,247,220
Sonos, Inc.*	52,188	1,838,583
Taylor Morrison Home Corp., Class A*	60,340	1,594,183
Tempur Sealy International, Inc.	381,956	14,968,856
TopBuild Corp.*	77,861	15,399,349
Tri Pointe Homes, Inc.*	53,875	1,154,541
Tupperware Brands Corp.*	24,900	591,375
Universal Electronics, Inc.*	100	4,850
Vuzix Corp.(x)*	23,500	431,225

		67,303,991

Internet & Direct Marketing Retail (0.9%)
1-800-Flowers.com, Inc., Class A*	10,600	337,822
CarParts.com, Inc.*	19,000	386,840
Duluth Holdings, Inc., Class B (x)*	300	6,195
Etsy, Inc.*	63,550	13,081,132
Groupon, Inc. (x)*	10,200	440,232
Lands' End, Inc.*	4,400	180,620
Overstock.com, Inc. (x)*	20,600	1,899,320
Porch Group, Inc.*	13,400	259,156
Quotient Technology, Inc.*	33,500	362,135
RealReal, Inc. (The)*	32,000	632,320
Revolve Group, Inc.*	14,400	992,160
Shutterstock, Inc.	9,700	952,249
Stamps.com, Inc.*	8,200	1,642,378

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Stitch Fix, Inc., Class A*	28,000	$1,688,400

		22,860,959

Leisure Products (0.7%)
Acushnet Holdings Corp.	14,600	721,240
Callaway Golf Co.*	47,000	1,585,310
Johnson Outdoors, Inc., Class A	400	48,400
Latham Group, Inc. (x)*	344,948	11,024,538
Malibu Boats, Inc., Class A*	9,700	711,301
Smith & Wesson Brands, Inc.	24,800	860,560
Sturm Ruger & Co., Inc.	8,300	746,834
Vista Outdoor, Inc.*	29,900	1,383,772

		17,081,955

Multiline Retail (0.2%)
Big Lots, Inc.	17,100	1,128,771
Dillard's, Inc., Class A (x)	2,900	524,552
Franchise Group, Inc.	11,300	398,551
Macy's, Inc.*	136,400	2,586,144

		4,638,018

Specialty Retail (4.4%)
Aaron's Co., Inc. (The)	10,700	342,293
Abercrombie & Fitch Co., Class A*	27,200	1,262,896
Academy Sports & Outdoors, Inc.*	24,800	1,022,752
American Eagle Outfitters, Inc.	69,100	2,593,323
America's Car-Mart, Inc.*	2,100	297,612
Arko Corp. (x)*	4,200	38,598
Asbury Automotive Group, Inc.*	8,900	1,525,193
At Home Group, Inc.*	22,700	836,268
Bed Bath & Beyond, Inc.*	50,600	1,684,474
Blink Charging Co. (x)*	14,600	601,082
Boot Barn Holdings, Inc.*	13,000	1,092,650
Buckle, Inc. (The)	11,600	577,100
Caleres, Inc.	15,400	420,266
Camping World Holdings, Inc., Class A	16,900	692,731
Cato Corp. (The), Class A	3,100	52,297
Children's Place, Inc. (The)*	6,400	595,584
Citi Trends, Inc.*	3,600	313,200
Designer Brands, Inc., Class A*	26,900	445,195
Five Below, Inc.*	92,011	17,782,966
Floor & Decor Holdings, Inc., Class A*	200,610	21,204,477
Genesco, Inc.*	1,500	95,520
Group 1 Automotive, Inc.	8,500	1,312,655
GrowGeneration Corp. (x)*	21,700	1,043,770
Guess?, Inc.	12,900	340,560
Hibbett, Inc.*	7,600	681,188
Lithia Motors, Inc., Class A	50,986	17,520,829
MarineMax, Inc.*	9,400	458,156
Monro, Inc.	14,850	943,124
Murphy USA, Inc.	11,800	1,573,766
National Vision Holdings, Inc.*	380,657	19,462,992
ODP Corp. (The)*	19,590	940,516
Party City Holdco, Inc.*	44,300	413,319
Rent-A-Center, Inc.	26,400	1,401,048
Sally Beauty Holdings, Inc.*	57,800	1,275,646
Shoe Carnival, Inc.	1,800	128,862
Signet Jewelers Ltd.*	21,700	1,753,143
Sleep Number Corp.*	11,800	1,297,410
Sonic Automotive, Inc., Class A	12,200	545,828
Urban Outfitters, Inc.*	34,400	1,417,968
Winmark Corp.	100	19,208
Zumiez, Inc.*	10,600	519,294

		106,525,759

Textiles, Apparel & Luxury Goods (0.4%)
Crocs, Inc.*	25,900	3,017,868
G-III Apparel Group Ltd.*	24,000	788,640
Kontoor Brands, Inc. (x)	24,900	1,404,609
Oxford Industries, Inc.	7,600	751,184
PLBY Group, Inc. (x)*	9,800	381,122
Steven Madden Ltd.	34,293	1,500,662
Wolverine World Wide, Inc.	42,700	1,436,428

		9,280,513

Total Consumer Discretionary		368,535,764

Consumer Staples (3.1%)
Beverages (0.2%)
Celsius Holdings, Inc.*	20,800	1,582,672
Coca-Cola Consolidated, Inc.	2,600	1,045,538
Duckhorn Portfolio, Inc. (The) (x)*	5,800	127,948
MGP Ingredients, Inc.	3,000	202,920
National Beverage Corp.	10,800	510,084
Primo Water Corp.	77,900	1,303,267

		4,772,429

Food & Staples Retailing (0.9%)
Andersons, Inc. (The)	13,600	415,208
BJ's Wholesale Club Holdings, Inc.*	58,740	2,794,849
Casey's General Stores, Inc.	53,470	10,407,401
Chefs' Warehouse, Inc. (The)*	14,200	451,986
HF Foods Group, Inc. (x)*	7,200	38,088
Ingles Markets, Inc., Class A	6,200	361,274
Performance Food Group Co.*	57,200	2,773,628
PriceSmart, Inc.	12,700	1,155,827
Rite Aid Corp. (x)*	25,800	420,540
Sprouts Farmers Market, Inc.*	47,500	1,180,375
United Natural Foods, Inc.*	24,500	906,010
Village Super Market, Inc., Class A	200	4,702
Weis Markets, Inc.	1,200	61,992

		20,971,880

Food Products (1.5%)
AppHarvest, Inc. (x)*	13,200	211,200
B&G Foods, Inc. (x)	25,300	829,840
Calavo Growers, Inc.	8,400	532,728
Cal-Maine Foods, Inc.	18,200	659,022
Fresh Del Monte Produce, Inc.	12,400	407,712
Freshpet, Inc.*	95,756	15,604,398
Hostess Brands, Inc.*	57,800	935,782
J & J Snack Foods Corp.	6,900	1,203,429
Lancaster Colony Corp.	7,800	1,509,378
Landec Corp.*	2,300	25,875

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Limoneira Co.	1,900	$33,345
Mission Produce, Inc. (x)*	2,800	57,988
Oatly Group AB (ADR)*	350,042	8,562,027
Sanderson Farms, Inc.	9,800	1,842,106
Simply Good Foods Co. (The)*	40,700	1,485,957
Tattooed Chef, Inc. (x)*	18,700	401,115
Tootsie Roll Industries, Inc. (x)	3,400	115,294
TreeHouse Foods, Inc.*	20,800	926,016
Utz Brands, Inc.	23,600	514,244

		35,857,456

Household Products (0.1%)
Central Garden & Pet Co., Class A*	19,300	932,190
Energizer Holdings, Inc.	27,300	1,173,354
Oil-Dri Corp. of America	500	17,090
WD-40 Co.	5,600	1,435,224

		3,557,858

Personal Products (0.3%)
Beauty Health Co. (The) (x)*	20,600	346,080
BellRing Brands, Inc., Class A*	18,505	579,947
Edgewell Personal Care Co.	25,400	1,115,060
elf Beauty, Inc.*	15,200	412,528
Honest Co., Inc. (The) (x)*	97,600	1,580,144
Inter Parfums, Inc.	8,400	604,800
Medifast, Inc.	5,100	1,443,198
Nature's Sunshine Products, Inc.	3,900	67,743
Nu Skin Enterprises, Inc., Class A	19,900	1,127,335
USANA Health Sciences, Inc.*	7,400	757,982

		8,034,817

Tobacco (0.1%)
Universal Corp.	12,000	683,640
Vector Group Ltd.	60,794	859,627

		1,543,267

Total Consumer Staples		74,737,707

Energy (2.7%)
Energy Equipment & Services (0.5%)
Archrock, Inc.	62,200	554,202
Aspen Aerogels, Inc.*	2,200	65,824
Bristow Group, Inc.*	3,133	80,236
Cactus, Inc., Class A	24,400	895,968
ChampionX Corp.*	77,400	1,985,310
DMC Global, Inc.*	6,500	365,365
Dril-Quip, Inc.*	18,400	622,472
Frank's International NV*	66,200	200,586
Helix Energy Solutions Group, Inc. (x)*	45,900	262,089
Helmerich & Payne, Inc.	42,200	1,376,986
Liberty Oilfield Services, Inc., Class A*	30,100	426,216
Nabors Industries Ltd. (x)*	2,300	262,752
National Energy Services Reunited Corp. (x)*	14,900	212,325
Newpark Resources, Inc.*	19,900	68,854
NexTier Oilfield Solutions, Inc.*	47,892	227,966
Oceaneering International, Inc.*	46,600	725,562
Oil States International, Inc.*	8,400	65,940
Patterson-UTI Energy, Inc.	91,300	907,522
ProPetro Holding Corp.*	23,800	218,008
RPC, Inc.*	50,900	251,955
Select Energy Services, Inc., Class A*	27,300	164,892
Solaris Oilfield Infrastructure, Inc., Class A	23,400	227,916
Tidewater, Inc.*	24,350	293,418
US Silica Holdings, Inc.*	33,200	383,792

		10,846,156

Oil, Gas & Consumable Fuels (2.2%)
Antero Resources Corp.*	120,900	1,817,127
Arch Resources, Inc.*	6,600	376,068
Berry Corp.	11,300	75,936
Bonanza Creek Energy, Inc.	9,900	465,993
Brigham Minerals, Inc., Class A	17,500	372,575
California Resources Corp.*	33,700	1,015,718
Callon Petroleum Co. (x)*	16,000	923,040
Centennial Resource Development, Inc., Class A (x)*	72,500	491,550
Chesapeake Energy Corp.	39,600	2,056,032
Clean Energy Fuels Corp. (x)*	76,500	776,475
CNX Resources Corp.*	109,700	1,498,502
Comstock Resources, Inc.*	35,700	238,119
CONSOL Energy, Inc.*	4,500	83,115
Contango Oil & Gas Co. (x)*	30,400	131,328
CVR Energy, Inc.	13,900	249,644
Delek US Holdings, Inc.	38,080	823,289
Denbury, Inc. (x)*	20,200	1,550,956
DHT Holdings, Inc.	58,000	376,420
Diamond S Shipping, Inc., Class S*	12,200	121,512
Dorian LPG Ltd.*	17,715	250,136
Energy Fuels, Inc.*	35,900	217,195
Equitrans Midstream Corp.	163,800	1,393,938
Extraction Oil & Gas, Inc.*	2,900	159,239
Falcon Minerals Corp.	700	3,556
Frontline Ltd. (x)	58,800	529,200
Gevo, Inc.*	78,200	568,514
Golar LNG Ltd.*	46,400	614,800
Green Plains, Inc.*	17,900	601,798
HighPeak Energy, Inc. (x)*	400	4,092
International Seaways, Inc.	1,100	21,098
Kosmos Energy Ltd.*	200,900	695,114
Laredo Petroleum, Inc.*	5,000	463,950
Magnolia Oil & Gas Corp., Class A*	46,900	733,047
Matador Resources Co.	435,900	15,696,759
Meta Materials, Inc.*	36,850	276,006
Murphy Oil Corp.	58,700	1,366,536
Nordic American Tankers Ltd.	27,000	88,560
Northern Oil and Gas, Inc.	19,200	398,784
Oasis Petroleum, Inc.	8,100	814,455
Ovintiv, Inc.	114,300	3,597,021
Par Pacific Holdings, Inc.*	19,700	331,354
PBF Energy, Inc., Class A*	43,200	660,960
PDC Energy, Inc.	39,811	1,822,946
Peabody Energy Corp.*	45,300	359,229
Range Resources Corp.*	106,700	1,788,292

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Renewable Energy Group, Inc.*	19,500	$1,215,630
REX American Resources Corp.*	2,300	207,414
Riley Exploration Permian, Inc.	600	17,388
Scorpio Tankers, Inc. (x)	22,100	487,305
SFL Corp. Ltd.	25,400	194,310
SM Energy Co.	52,000	1,280,760
Southwestern Energy Co.*	279,192	1,583,019
Talos Energy, Inc.*	21,600	337,824
Tellurian, Inc. (x)*	126,900	590,085
Vine Energy, Inc., Class A*	3,800	59,242
W&T Offshore, Inc.*	23,500	113,975
Whiting Petroleum Corp.*	15,800	861,890
World Fuel Services Corp.	31,600	1,002,668

		54,851,488

Total Energy		65,697,644

Financials (10.0%)
Banks (5.0%)
1st Source Corp.	435	20,210
Amalgamated Financial Corp.	4,700	73,461
Amerant Bancorp, Inc.*	2,800	59,864
American National Bankshares, Inc.	3,900	121,251
Ameris Bancorp	30,420	1,540,165
Arrow Financial Corp.	2,780	99,941
Associated Banc-Corp.	60,600	1,241,088
Atlantic Capital Bancshares, Inc.*	1,700	43,282
Atlantic Union Bankshares Corp.	31,544	1,142,524
Banc of California, Inc.	13,700	240,298
BancFirst Corp.	8,200	511,926
Bancorp, Inc. (The)*	23,500	540,735
BancorpSouth Bank	45,400	1,286,182
Bank First Corp. (x)	1,200	83,724
Bank of Marin Bancorp	1,180	37,642
Bank of NT Butterfield & Son Ltd. (The)	26,100	925,245
BankUnited, Inc.	37,300	1,592,337
Banner Corp.	19,900	1,078,779
Bar Harbor Bankshares	1,500	42,930
Berkshire Hills Bancorp, Inc.	20,400	559,164
Boston Private Financial Holdings, Inc.	37,510	553,273
Brookline Bancorp, Inc.	33,856	506,147
Bryn Mawr Bank Corp.	7,500	316,425
Business First Bancshares, Inc.	1,700	39,015
Byline Bancorp, Inc.	1,100	24,893
Cadence Bancorp	63,051	1,316,505
Cambridge Bancorp	900	74,691
Camden National Corp.	4,625	220,890
Capital City Bank Group, Inc.	5,400	139,266
Capstar Financial Holdings, Inc.	2,200	45,100
Carter Bankshares, Inc.*	3,600	45,036
Cathay General Bancorp	37,801	1,487,847
CBTX, Inc.	2,500	68,275
Central Pacific Financial Corp.	500	13,030
Century Bancorp, Inc., Class A	100	11,400
CIT Group, Inc.	42,200	2,177,098
Citizens & Northern Corp.	4,800	117,600
City Holding Co.	7,300	549,252
Civista Bancshares, Inc.	3,200	70,720
CNB Financial Corp.	3,640	83,065
Coastal Financial Corp.*	700	19,992
Columbia Banking System, Inc.	33,075	1,275,372
Community Bank System, Inc.	22,596	1,709,387
Community Trust Bancorp, Inc.	300	12,114
ConnectOne Bancorp, Inc.	16,200	423,954
CrossFirst Bankshares, Inc.*	5,700	78,375
Customers Bancorp, Inc.*	10,800	421,092
CVB Financial Corp.	62,000	1,276,580
Dime Community Bancshares, Inc.	15,719	528,473
Eagle Bancorp, Inc.	17,930	1,005,514
Eastern Bankshares, Inc.	77,980	1,604,049
Enterprise Bancorp, Inc.	1,300	42,575
Enterprise Financial Services Corp.	15,490	718,581
Equity Bancshares, Inc., Class A*	2,900	88,421
Farmers National Banc Corp.	5,400	83,754
FB Financial Corp.	16,444	613,690
Fidelity D&D Bancorp, Inc. (x)	500	27,050
Financial Institutions, Inc.	1,800	54,000
First Bancorp (Nasdaq Stock Exchange)	17,188	703,161
First Bancorp (Quotrix Stock Exchange)	100,800	1,201,536
First Bancorp, Inc. (The)	3,440	101,308
First Bancshares, Inc. (The)	1,200	44,916
First Bank	700	9,478
First Busey Corp.	26,331	649,322
First Choice Bancorp	900	27,405
First Commonwealth Financial Corp.	59,700	839,979
First Community Bankshares, Inc.	4,100	122,385
First Financial Bancorp	48,365	1,142,865
First Financial Bankshares, Inc.	53,700	2,638,281
First Foundation, Inc.	11,200	252,112
First Internet Bancorp	2,000	61,960
First Interstate BancSystem, Inc., Class A	21,189	886,336
First Merchants Corp.	28,627	1,192,887
First Mid Bancshares, Inc.	1,700	68,867
First Midwest Bancorp, Inc.	49,600	983,568
First of Long Island Corp. (The)	2,800	59,444
Flushing Financial Corp.	1,450	31,073
Fulton Financial Corp.	81,500	1,286,070
German American Bancorp, Inc.	16,050	597,060
Glacier Bancorp, Inc.	41,730	2,298,488
Great Southern Bancorp, Inc.	600	32,340
Great Western Bancorp, Inc.	30,800	1,009,932
Guaranty Bancshares, Inc.	1,690	57,578
Hancock Whitney Corp.	35,902	1,595,485
Hanmi Financial Corp.	738	14,066
Hawthorn Bancshares, Inc.	38	871
HBT Financial, Inc.	1,400	24,374
Heartland Financial USA, Inc.	17,055	801,414
Heritage Financial Corp.	16,466	411,979
Hilltop Holdings, Inc.	34,099	1,241,204
Home BancShares, Inc.	61,075	1,507,331
HomeTrust Bancshares, Inc.	4,200	117,180
Hope Bancorp, Inc.	66,285	939,921
Horizon Bancorp, Inc.	1,800	31,374

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Howard Bancorp, Inc.*	5,000	$80,650
Independent Bank Corp.	1,100	23,881
Independent Bank Corp./MA	14,123	1,066,287
Independent Bank Group, Inc.	18,230	1,348,655
International Bancshares Corp.	28,700	1,232,378
Investors Bancorp, Inc.	103,072	1,469,807
Lakeland Bancorp, Inc.	19,010	332,295
Lakeland Financial Corp.	10,455	644,446
Live Oak Bancshares, Inc.	12,400	731,600
Macatawa Bank Corp.	5,300	46,375
Mercantile Bank Corp.	2,200	66,440
Metrocity Bankshares, Inc.	2,500	43,775
Mid Penn Bancorp, Inc.	400	10,980
Midland States Bancorp, Inc.	300	7,881
MidWestOne Financial Group, Inc.	1,400	40,278
National Bank Holdings Corp., Class A	19,800	747,252
NBT Bancorp, Inc.	24,195	870,294
Northrim BanCorp, Inc.	500	21,375
OceanFirst Financial Corp.	24,343	507,308
OFG Bancorp	26,100	577,332
Old National Bancorp	80,280	1,413,731
Old Second Bancorp, Inc.	8,800	109,120
Origin Bancorp, Inc.	8,200	348,172
Orrstown Financial Services, Inc.	1,400	32,298
Pacific Premier Bancorp, Inc.	38,550	1,630,280
Park National Corp.	6,450	757,359
Peapack-Gladstone Financial Corp.	3,200	99,424
Peoples Bancorp, Inc.	1,000	29,620
Peoples Financial Services Corp.	600	25,560
Pinnacle Financial Partners, Inc.	139,450	12,312,041
Preferred Bank	5,400	341,658
Premier Financial Bancorp, Inc.	2,700	45,495
Primis Financial Corp.	2,000	30,520
RBB Bancorp	1,900	46,018
Red River Bancshares, Inc.	500	25,255
Reliant Bancorp, Inc.	500	13,865
Renasant Corp.	26,500	1,060,000
Republic Bancorp, Inc., Class A	1,700	78,421
Republic First Bancorp, Inc.*	1,100	4,389
S&T Bancorp, Inc.	21,059	659,147
Sandy Spring Bancorp, Inc.	22,941	1,012,386
Seacoast Banking Corp. of Florida	27,000	922,050
ServisFirst Bancshares, Inc.	24,400	1,658,712
Sierra Bancorp	3,100	78,895
Silvergate Capital Corp., Class A*	9,200	1,042,544
Simmons First National Corp., Class A	48,718	1,429,386
SmartFinancial, Inc.	800	19,208
South Plains Financial, Inc.	1,100	25,443
South State Corp.	29,150	2,383,304
Southern First Bancshares, Inc.*	900	46,044
Southside Bancshares, Inc.	14,736	563,357
Spirit of Texas Bancshares, Inc.	2,000	45,680
Stock Yards Bancorp, Inc.	12,150	618,314
Summit Financial Group, Inc.	1,800	39,618
SVB Financial Group*	26,376	14,676,398
Texas Capital Bancshares, Inc.*	25,200	1,599,948
Tompkins Financial Corp.	7,351	570,144
Towne Bank	29,009	882,454
TriCo Bancshares	10,782	459,098
TriState Capital Holdings, Inc.*	900	18,351
Triumph Bancorp, Inc.*	12,700	942,975
Trustmark Corp.	34,720	1,069,376
UMB Financial Corp.	19,060	1,773,724
United Bankshares, Inc.	51,502	1,879,823
United Community Banks, Inc.	36,600	1,171,566
Univest Financial Corp.	138	3,639
Valley National Bancorp	173,977	2,336,511
Veritex Holdings, Inc.	24,420	864,712
Washington Trust Bancorp, Inc.	6,600	338,910
WesBanco, Inc.	31,975	1,139,269
West BanCorp, Inc.	4,900	135,975
Westamerica Bancorp	13,500	783,405

		121,529,680

Capital Markets (1.5%)
Ares Management Corp.	279,841	17,795,089
Artisan Partners Asset Management, Inc., Class A	27,100	1,377,222
Associated Capital Group, Inc., Class A	2,530	98,316
B Riley Financial, Inc.	8,600	649,300
BGC Partners, Inc., Class A	151,900	861,273
Blucora, Inc.*	6,900	119,439
Brightsphere Investment Group, Inc.	23,200	543,576
Cohen & Steers, Inc.	11,366	933,035
Cowen, Inc., Class A	11,500	472,075
Donnelley Financial Solutions, Inc.*	12,400	409,200
Federated Hermes, Inc., Class B	45,700	1,549,687
Focus Financial Partners, Inc., Class A*	17,727	859,760
GAMCO Investors, Inc., Class A	3,630	91,113
Greenhill & Co., Inc.	300	4,668
Hamilton Lane, Inc., Class A	14,800	1,348,576
Houlihan Lokey, Inc.	25,100	2,052,929
Moelis & Co., Class A	25,500	1,450,695
Open Lending Corp., Class A*	41,800	1,801,162
Piper Sandler Cos.	8,000	1,036,480
PJT Partners, Inc., Class A	10,900	778,042
Pzena Investment Management, Inc., Class A	8,200	90,282
StepStone Group, Inc., Class A	14,900	512,560
StoneX Group, Inc.*	10,900	661,303
Virtus Investment Partners, Inc.	3,395	943,029
WisdomTree Investments, Inc.	43,500	269,700

		36,708,511

Consumer Finance (0.4%)
Encore Capital Group, Inc.*	17,050	807,999
Enova International, Inc.*	16,700	571,307
FirstCash, Inc.	20,304	1,552,038
Green Dot Corp., Class A*	25,200	1,180,620
LendingClub Corp.*	31,500	571,095
LendingTree, Inc.*	4,700	995,836
Navient Corp.	76,600	1,480,678
Nelnet, Inc., Class A	10,450	786,154

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Oportun Financial Corp.*	1,100	$22,033
PRA Group, Inc.*	26,460	1,017,916
PROG Holdings, Inc.	26,800	1,289,884
Regional Management Corp.	1,300	60,502

		10,336,062

Diversified Financial Services (0.1%)
Alerus Financial Corp.	200	5,802
Banco Latinoamericano de Comercio Exterior SA, Class E	2,020	31,047
Cannae Holdings, Inc.*	42,200	1,431,002
Marlin Business Services Corp.	9,200	209,392

		1,677,243

Insurance (1.7%)
American Equity Investment Life Holding Co.	34,180	1,104,698
American National Group, Inc.	3,000	445,650
AMERISAFE, Inc.	8,790	524,675
Argo Group International Holdings Ltd.	16,910	876,445
BRP Group, Inc., Class A*	16,500	439,725
Citizens, Inc. (x)*	16,700	88,343
CNO Financial Group, Inc.	52,600	1,242,412
Crawford & Co., Class A	2,800	25,396
Donegal Group, Inc., Class A	4,600	67,022
eHealth, Inc.*	12,700	741,680
Employers Holdings, Inc.	18,300	783,240
Enstar Group Ltd.*	5,950	1,421,574
Genworth Financial, Inc., Class A*	262,800	1,024,920
Goosehead Insurance, Inc., Class A	75,665	9,632,154
Greenlight Capital Re Ltd., Class A*	7,716	70,447
Horace Mann Educators Corp.	18,310	685,160
Independence Holding Co.	1,100	50,952
James River Group Holdings Ltd.	14,500	544,040
Kinsale Capital Group, Inc.	73,364	12,088,186
National Western Life Group, Inc., Class A	30	6,732
NI Holdings, Inc.*	3,900	74,139
Palomar Holdings, Inc.*	11,600	875,336
ProAssurance Corp.	25,000	568,750
RLI Corp.	16,000	1,673,440
Safety Insurance Group, Inc.	8,350	653,638
Selective Insurance Group, Inc.	23,840	1,934,616
Selectquote, Inc.*	56,679	1,091,638
SiriusPoint Ltd.*	12,700	127,889
State Auto Financial Corp.	1,100	18,832
Stewart Information Services Corp.	12,600	714,294
Trupanion, Inc.*	15,000	1,726,500
United Insurance Holdings Corp.	3,300	18,810

		41,341,333

Mortgage Real Estate Investment Trusts (REITs) (0.5%)
Apollo Commercial Real Estate Finance, Inc. (REIT)	70,548	1,125,240
Arbor Realty Trust, Inc. (REIT)	51,400	915,948
Blackstone Mortgage Trust, Inc. (REIT), Class A	55,500	1,769,895
Broadmark Realty Capital, Inc. (REIT)	64,100	678,819
Chimera Investment Corp. (REIT)	95,600	1,439,736
Great Ajax Corp. (REIT)	9,455	122,726
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (REIT)	34,100	1,914,715
Invesco Mortgage Capital, Inc. (REIT) (x)	99,700	388,830
Ladder Capital Corp. (REIT)	54,887	633,396
MFA Financial, Inc. (REIT)	226,100	1,037,799
New York Mortgage Trust, Inc. (REIT)	170,600	762,582
PennyMac Mortgage Investment Trust (REIT)	40,863	860,575
Ready Capital Corp. (REIT)	24,300	385,641
Redwood Trust, Inc. (REIT)	57,300	691,611
Two Harbors Investment Corp. (REIT) (x)	136,500	1,031,940

		13,759,453

Thrifts & Mortgage Finance (0.8%)
Axos Financial, Inc.*	27,000	1,252,530
Bridgewater Bancshares, Inc.*	1,600	25,840
Capitol Federal Financial, Inc.	60,600	713,868
Columbia Financial, Inc.*	4,400	75,768
Essent Group Ltd.	44,300	1,991,285
Federal Agricultural Mortgage Corp., Class C	4,000	395,600
Flagstar Bancorp, Inc.	25,100	1,060,977
FS Bancorp, Inc.	600	42,762
Home Bancorp, Inc.	1,400	53,354
HomeStreet, Inc.	5,600	228,144
Kearny Financial Corp.	49,184	587,749
Luther Burbank Corp.	11,200	132,832
Merchants Bancorp	1,000	39,240
Meridian Bancorp, Inc.	17,900	366,234
Meta Financial Group, Inc.	17,100	865,773
Mr Cooper Group, Inc.*	35,361	1,169,035
NMI Holdings, Inc., Class A*	40,300	905,944
Northfield Bancorp, Inc.	1,358	22,271
Northwest Bancshares, Inc.	55,870	762,067
PCSB Financial Corp.	3,400	61,778
PennyMac Financial Services, Inc.	17,300	1,067,756
Premier Financial Corp.	14,994	425,980
Provident Bancorp, Inc.	1,608	26,226
Provident Financial Services, Inc.	36,756	841,345
Radian Group, Inc.	81,766	1,819,293
Southern Missouri Bancorp, Inc.	1,300	58,448
Walker & Dunlop, Inc.	14,500	1,513,510
Washington Federal, Inc.	34,900	1,109,122
Waterstone Financial, Inc.	1,900	37,354
WSFS Financial Corp.	23,171	1,079,537

		18,731,622

Total Financials		244,083,904

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Health Care (20.5%)
Biotechnology (8.5%)
4D Molecular Therapeutics, Inc. (x)*	1,300	$31,304
89bio, Inc. (x)*	7,100	132,770
ACADIA Pharmaceuticals, Inc.*	47,900	1,168,281
ADC Therapeutics SA*	223,806	5,449,676
Adverum Biotechnologies, Inc. (x)*	36,400	127,400
Aeglea BioTherapeutics, Inc.*	14,100	98,136
Affimed NV*	48,400	411,400
Agenus, Inc.*	49,600	272,304
Agios Pharmaceuticals, Inc.*	24,700	1,361,217
Akebia Therapeutics, Inc. (x)*	41,400	156,906
Akero Therapeutics, Inc. (x)*	6,000	148,860
Akouos, Inc. (x)*	3,500	43,925
Albireo Pharma, Inc.*	7,100	249,778
Aldeyra Therapeutics, Inc.*	7,600	86,108
Alector, Inc. (x)*	17,100	356,193
Aligos Therapeutics, Inc. (x)*	1,400	28,539
Alkermes plc*	64,200	1,574,184
Allakos, Inc.*	12,100	1,032,977
Allogene Therapeutics, Inc.*	237,712	6,199,529
Allovir, Inc. (x)*	8,800	173,712
Altimmune, Inc. (x)*	22,400	220,640
ALX Oncology Holdings, Inc.*	7,500	410,100
Amicus Therapeutics, Inc.*	130,500	1,258,020
AnaptysBio, Inc.*	9,700	251,521
Anavex Life Sciences Corp. (x)*	24,300	555,498
Anika Therapeutics, Inc.*	5,100	220,779
Annexon, Inc.*	5,100	114,801
Apellis Pharmaceuticals, Inc.*	28,500	1,801,200
Applied Molecular Transport, Inc. (x)*	9,500	434,530
Applied Therapeutics, Inc. (x)*	6,300	130,914
AquaBounty Technologies, Inc. (x)*	11,500	61,640
Arcturus Therapeutics Holdings, Inc.*	10,200	345,168
Arcus Biosciences, Inc.*	14,700	403,662
Arcutis Biotherapeutics, Inc.*	5,900	161,011
Ardelyx, Inc.*	14,400	109,152
Arena Pharmaceuticals, Inc.*	27,640	1,885,048
Arrowhead Pharmaceuticals, Inc.*	167,960	13,910,447
Ascendis Pharma A/S (ADR)*	42,102	5,538,518
Atara Biotherapeutics, Inc.*	29,500	458,725
Athenex, Inc. (x)*	37,800	174,636
Athersys, Inc. (x)*	43,000	61,920
Atossa Therapeutics, Inc. (x)*	50,700	320,424
Atreca, Inc., Class A (x)*	10,400	88,608
Avid Bioservices, Inc.*	24,500	628,425
Avidity Biosciences, Inc. (x)*	5,600	138,376
Avrobio, Inc.*	14,700	130,683
Beam Therapeutics, Inc. (x)*	17,300	2,226,683
Beyondspring, Inc. (x)*	11,300	117,972
BioAtla, Inc.*	3,300	139,854
BioCryst Pharmaceuticals, Inc. (x)*	77,400	1,223,694
Biohaven Pharmaceutical Holding Co. Ltd.*	106,665	10,355,038
Biomea Fusion, Inc. (x)*	1,000	15,610
Bioxcel Therapeutics, Inc.*	3,700	107,522
Black Diamond Therapeutics, Inc.*	14,900	181,631
Bluebird Bio, Inc.*	27,000	863,460
Blueprint Medicines Corp.*	110,036	9,678,767
Bolt Biotherapeutics, Inc. (x)*	2,000	30,920
Bridgebio Pharma, Inc. (x)*	43,076	2,625,913
Brooklyn ImmunoTherapeutics, Inc. (x)*	19,800	356,598
C4 Therapeutics, Inc.*	13,800	522,192
CareDx, Inc.*	23,500	2,150,720
Catalyst Pharmaceuticals, Inc.*	42,700	245,525
Celldex Therapeutics, Inc.*	15,700	525,008
CEL-SCI Corp. (x)*	8,100	70,308
Cerevel Therapeutics Holdings, Inc.*	3,200	81,984
ChemoCentryx, Inc.*	22,200	297,258
Chimerix, Inc.*	29,100	232,800
Chinook Therapeutics, Inc.*	13,040	184,125
Clene, Inc. (x)*	1,500	16,860
Clovis Oncology, Inc. (x)*	87,200	505,760
Codiak Biosciences, Inc.*	1,200	22,236
Coherus Biosciences, Inc.*	331,125	4,579,459
Constellation Pharmaceuticals, Inc.*	13,500	456,300
Cortexyme, Inc. (x)*	8,000	424,000
Crinetics Pharmaceuticals, Inc.*	10,500	197,925
Cue Biopharma, Inc.*	10,400	121,160
Cullinan Oncology, Inc. (x)*	3,100	79,825
Curis, Inc. (x)*	39,000	314,730
Cytokinetics, Inc.*	32,500	643,175
CytomX Therapeutics, Inc.*	7,700	48,741
Deciphera Pharmaceuticals, Inc.*	18,600	680,946
Denali Therapeutics, Inc.*	36,400	2,855,216
DermTech, Inc. (x)*	9,500	394,915
Design Therapeutics, Inc.*	1,900	37,791
Dicerna Pharmaceuticals, Inc.*	32,400	1,209,168
Dynavax Technologies Corp. (x)*	47,500	467,875
Dyne Therapeutics, Inc.*	2,500	52,600
Eagle Pharmaceuticals, Inc.*	3,700	158,360
Editas Medicine, Inc.*	27,600	1,563,264
Eiger BioPharmaceuticals, Inc.*	18,500	157,620
Emergent BioSolutions, Inc.*	20,700	1,303,893
Enanta Pharmaceuticals, Inc.*	7,900	347,679
Epizyme, Inc.*	36,900	306,639
Esperion Therapeutics, Inc. (x)*	11,800	249,570
Evelo Biosciences, Inc. (x)*	6,900	94,806
Fate Therapeutics, Inc.*	34,500	2,994,255
FibroGen, Inc.*	42,600	1,134,438
Finch Therapeutics Group, Inc.*	700	9,849
Flexion Therapeutics, Inc. (x)*	18,400	151,432
Foghorn Therapeutics, Inc.*	1,400	14,938
Forma Therapeutics Holdings, Inc.*	13,000	323,570
Forte Biosciences, Inc. (x)*	1,300	43,706
Fortress Biotech, Inc.*	18,800	67,116
Frequency Therapeutics, Inc. (x)*	14,000	139,440
G1 Therapeutics, Inc. (x)*	15,200	333,488
Generation Bio Co.*	17,478	470,158
Geron Corp. (x)*	309,800	436,818
Global Blood Therapeutics, Inc.*	24,000	840,480

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Gossamer Bio, Inc. (x)*	17,000	$138,040
Greenwich Lifesciences, Inc. (x)*	1,500	67,410
Gritstone bio, Inc. (x)*	13,500	123,255
Halozyme Therapeutics, Inc.*	59,400	2,697,354
Harpoon Therapeutics, Inc.*	12,400	171,988
Heron Therapeutics, Inc. (x)*	43,700	678,224
Homology Medicines, Inc.*	21,500	156,305
Humanigen, Inc.*	12,500	217,250
Ideaya Biosciences, Inc.*	9,300	195,207
IGM Biosciences, Inc. (x)*	3,300	274,560
ImmunityBio, Inc. (x)*	26,800	382,704
ImmunoGen, Inc.*	106,300	700,517
Immunovant, Inc.*	23,400	247,338
Inhibrx, Inc.*	3,000	82,560
Inovio Pharmaceuticals, Inc. (x)*	71,700	664,659
Inozyme Pharma, Inc. (x)*	1,700	28,968
Insmed, Inc.*	50,400	1,434,384
Instil Bio, Inc. (x)*	294,367	5,687,170
Intellia Therapeutics, Inc.*	94,480	15,297,257
Intercept Pharmaceuticals, Inc.*	8,100	161,757
Invitae Corp. (x)*	80,200	2,705,146
Ironwood Pharmaceuticals, Inc.*	72,800	936,936
iTeos Therapeutics, Inc.*	10,800	277,020
IVERIC bio, Inc.*	37,000	233,470
Jounce Therapeutics, Inc.*	29,300	199,240
Kadmon Holdings, Inc.*	53,700	207,819
KalVista Pharmaceuticals, Inc.*	2,300	55,108
Karuna Therapeutics, Inc.*	7,700	877,723
Karyopharm Therapeutics, Inc. (x)*	29,500	304,440
Keros Therapeutics, Inc.*	5,200	220,844
Kezar Life Sciences, Inc.*	32,400	175,932
Kiniksa Pharmaceuticals Ltd., Class A (x)*	10,400	144,872
Kinnate Biopharma, Inc.*	1,200	27,936
Kodiak Sciences, Inc.*	15,200	1,413,600
Kronos Bio, Inc. (x)*	15,500	371,225
Krystal Biotech, Inc.*	4,900	333,200
Kura Oncology, Inc.*	26,400	550,440
Kymera Therapeutics, Inc. (x)*	11,600	562,600
Legend Biotech Corp. (ADR)*	137,863	5,659,276
Lexicon Pharmaceuticals, Inc.*	6,000	27,540
Ligand Pharmaceuticals, Inc.*	6,550	859,295
Lineage Cell Therapeutics, Inc. (x)*	16,900	48,165
MacroGenics, Inc.*	24,700	663,442
Madrigal Pharmaceuticals, Inc.*	4,500	438,345
Magenta Therapeutics, Inc.*	17,800	174,084
MannKind Corp. (x)*	96,800	527,560
MEI Pharma, Inc. (x)*	53,900	153,615
MeiraGTx Holdings plc*	12,000	186,000
Mersana Therapeutics, Inc.*	22,900	310,982
MiMedx Group, Inc.*	44,500	556,695
Mirum Pharmaceuticals, Inc.*	7,500	129,675
Molecular Templates, Inc.*	12,800	100,096
Morphic Holding, Inc.*	6,300	361,557
Mustang Bio, Inc.*	18,000	59,760
Myriad Genetics, Inc.*	38,100	1,165,098
Neoleukin Therapeutics, Inc.*	14,100	130,143
Nkarta, Inc. (x)*	7,700	244,013
Nurix Therapeutics, Inc.*	12,500	331,625
Ocugen, Inc. (x)*	73,900	593,417
Olema Pharmaceuticals, Inc.*	3,300	92,334
Oncocyte Corp.*	4,900	28,126
Oncorus, Inc. (x)*	1,200	16,560
OPKO Health, Inc. (x)*	204,200	827,010
Organogenesis Holdings, Inc.*	25,900	430,458
ORIC Pharmaceuticals, Inc. (x)*	10,300	182,207
Outlook Therapeutics, Inc.*	8,500	21,165
Oyster Point Pharma, Inc. (x)*	6,600	113,454
Passage Bio, Inc.*	3,200	42,368
PDL BioPharma, Inc. (r)(x)*	73,900	173,939
PMV Pharmaceuticals, Inc.*	8,600	293,776
Portage Biotech, Inc.*	400	8,384
Poseida Therapeutics, Inc. (x)*	3,300	33,066
Praxis Precision Medicines, Inc.*	4,500	82,260
Precigen, Inc. (x)*	35,700	232,764
Precision BioSciences, Inc.*	7,600	95,152
Prelude Therapeutics, Inc. (x)*	4,800	137,424
Prometheus Biosciences, Inc. (x)*	2,000	49,120
Protagonist Therapeutics, Inc.*	13,800	619,344
Prothena Corp. plc*	10,100	519,241
PTC Therapeutics, Inc.*	30,800	1,301,916
Puma Biotechnology, Inc.*	22,400	205,632
Radius Health, Inc.*	19,200	350,208
RAPT Therapeutics, Inc.*	6,400	203,456
Recursion Pharmaceuticals, Inc., Class A (x)*	4,400	160,600
REGENXBIO, Inc.*	18,700	726,495
Relay Therapeutics, Inc.*	23,400	856,206
Replimune Group, Inc.*	10,300	395,726
REVOLUTION Medicines, Inc.*	18,900	599,886
Rhythm Pharmaceuticals, Inc.*	16,700	326,986
Rigel Pharmaceuticals, Inc.*	56,000	243,040
Rocket Pharmaceuticals, Inc.*	15,900	704,211
Rubius Therapeutics, Inc. (x)*	15,700	383,237
Sana Biotechnology, Inc.*	4,700	92,402
Sangamo Therapeutics, Inc. (x)*	47,800	572,166
Scholar Rock Holding Corp. (x)*	10,400	300,560
Selecta Biosciences, Inc.*	49,100	205,238
Seres Therapeutics, Inc. (x)*	22,300	531,855
Sesen Bio, Inc. (x)*	76,900	355,278
Shattuck Labs, Inc.*	2,200	63,778
Silverback Therapeutics, Inc. (x)*	1,300	40,157
Solid Biosciences, Inc.*	29,100	106,506
Sorrento Therapeutics, Inc. (x)*	108,400	1,050,396
Spectrum Pharmaceuticals, Inc.*	73,800	276,750
Spero Therapeutics, Inc.*	8,906	124,328
SpringWorks Therapeutics, Inc.*	10,600	873,546
SQZ Biotechnologies Co.*	2,300	33,235
Stoke Therapeutics, Inc. (x)*	6,100	205,326
Sutro Biopharma, Inc.*	10,300	191,477
Syndax Pharmaceuticals, Inc.*	10,000	171,700
Syros Pharmaceuticals, Inc.*	10,500	57,225
Talaris Therapeutics, Inc.*	1,400	20,566
Taysha Gene Therapies, Inc.*	2,200	46,640
TCR2 Therapeutics, Inc.*	7,500	123,075
TG Therapeutics, Inc.*	54,400	2,110,176
Tonix Pharmaceuticals Holding Corp. (x)*	101,100	112,221
Translate Bio, Inc.*	25,200	694,008
Travere Therapeutics, Inc.*	24,000	350,160

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Trillium Therapeutics, Inc. (x)*	39,200	$380,240
Turning Point Therapeutics, Inc.*	104,163	8,126,797
Twist Bioscience Corp.*	20,373	2,714,702
Ultragenyx Pharmaceutical, Inc.*	74,012	7,057,044
UroGen Pharma Ltd. (x)*	10,000	152,700
Vanda Pharmaceuticals, Inc.*	21,603	464,681
Vaxart, Inc. (x)*	47,800	358,022
Vaxcyte, Inc. (x)*	7,500	168,825
VBI Vaccines, Inc. (x)*	41,100	137,685
Veracyte, Inc.*	28,100	1,123,438
Verastem, Inc.*	32,600	132,682
Vericel Corp. (x)*	20,300	1,065,750
Viking Therapeutics, Inc. (x)*	29,600	177,304
Vir Biotechnology, Inc.*	156,972	7,421,636
Viracta Therapeutics, Inc. (x)*	3,900	44,226
VistaGen Therapeutics, Inc. (x)*	19,800	62,370
Vor BioPharma, Inc.*	1,000	18,650
Werewolf Therapeutics, Inc. (x)*	1,100	19,184
XBiotech, Inc. (x)*	11,500	190,440
Xencor, Inc.*	27,600	951,924
XOMA Corp. (x)*	1,100	37,400
Y-mAbs Therapeutics, Inc.*	14,900	503,620
Zentalis Pharmaceuticals, Inc.*	13,510	718,732
ZIOPHARM Oncology, Inc. (x)*	95,265	251,500

		208,570,341

Health Care Equipment & Supplies (4.1%)
Accelerate Diagnostics, Inc.*	2,200	17,732
Accuray, Inc.*	55,667	251,615
Acutus Medical, Inc. (x)*	2,500	42,450
Alphatec Holdings, Inc.*	24,600	376,872
AngioDynamics, Inc.*	14,600	396,098
Apyx Medical Corp.*	5,600	57,736
Asensus Surgical, Inc. (x)*	109,900	348,383
Aspira Women's Health, Inc. (x)*	32,200	180,964
AtriCure, Inc.*	227,330	18,034,089
Atrion Corp.	700	434,651
Avanos Medical, Inc.*	25,500	927,435
Axogen, Inc.*	15,700	339,277
Axonics, Inc.*	15,200	963,832
BioLife Solutions, Inc.*	8,000	356,080
Bioventus, Inc., Class A*	1,500	26,400
Butterfly Network, Inc. (x)*	26,300	380,824
Cardiovascular Systems, Inc.*	19,100	814,615
Cerus Corp.*	72,400	427,884
ClearPoint Neuro, Inc.*	3,600	68,724
CONMED Corp.	12,800	1,759,104
CryoLife, Inc.*	16,300	462,920
CryoPort, Inc.*	16,700	1,053,770
Cutera, Inc.*	8,700	426,561
CytoSorbents Corp. (x)*	20,100	151,755
Eargo, Inc.*	5,000	199,550
ESC Co. (r)*	68,345	—
Glaukos Corp.*	21,076	1,787,877
Haemonetics Corp.*	20,200	1,346,128
Heska Corp.*	3,300	758,109
Inari Medical, Inc.*	180,780	16,863,158
Inogen, Inc.*	6,900	449,673
Insulet Corp.*	46,495	12,763,342
Integer Holdings Corp.*	15,100	1,422,420
Intersect ENT, Inc.*	17,100	292,239
Invacare Corp.*	20,700	167,049
iRadimed Corp.*	4,700	138,227
iRhythm Technologies, Inc.*	13,900	922,265
Lantheus Holdings, Inc.*	33,100	914,884
LeMaitre Vascular, Inc.	7,200	439,344
LivaNova plc*	23,600	1,984,996
Meridian Bioscience, Inc.*	24,400	541,192
Merit Medical Systems, Inc.*	20,575	1,330,380
Mesa Laboratories, Inc.	2,300	623,691
Misonix, Inc.*	8,200	181,876
Natus Medical, Inc.*	15,100	392,298
Neogen Corp.*	51,066	2,351,079
Neuronetics, Inc.*	3,600	57,672
NeuroPace, Inc.*	1,200	28,548
Nevro Corp.*	14,200	2,354,218
NuVasive, Inc.*	21,400	1,450,492
OraSure Technologies, Inc.*	24,500	248,430
Ortho Clinical Diagnostics Holdings plc*	38,273	819,425
Orthofix Medical, Inc.*	9,800	393,078
OrthoPediatrics Corp.*	5,500	347,490
Outset Medical, Inc.*	18,300	914,634
PAVmed, Inc. (x)*	20,200	129,280
Pulmonx Corp. (x)*	10,200	450,024
Pulse Biosciences, Inc. (x)*	6,470	106,108
Quotient Ltd.*	23,000	83,720
Retractable Technologies, Inc. (x)*	19,600	226,576
SeaSpine Holdings Corp.*	12,800	262,528
Senseonics Holdings, Inc. (x)*	166,300	638,592
Shockwave Medical, Inc.*	13,556	2,571,980
SI-BONE, Inc.*	13,400	421,698
Sientra, Inc.*	43,600	347,056
Silk Road Medical, Inc.*	193,934	9,281,681
Soliton, Inc. (x)*	12,700	285,623
STAAR Surgical Co.*	19,100	2,912,750
Stereotaxis, Inc.*	17,700	170,628
Surmodics, Inc.*	4,500	244,125
Tactile Systems Technology, Inc.*	8,200	426,400
TransMedics Group, Inc.*	11,200	371,616
Treace Medical Concepts, Inc.*	3,200	100,032
Utah Medical Products, Inc.	1,500	127,560
Vapotherm, Inc. (x)*	6,600	156,024
Varex Imaging Corp.*	11,400	305,748
ViewRay, Inc.*	31,000	204,600
Zynex, Inc. (x)*	2,300	35,719

		100,643,603

Health Care Providers & Services (3.4%)
1Life Healthcare, Inc.*	46,700	1,543,902
Accolade, Inc.*	20,192	1,096,628
AdaptHealth Corp.*	32,575	892,881
Addus HomeCare Corp.*	6,900	601,956
Agiliti, Inc.*	6,000	131,220
Alignment Healthcare, Inc. (x)*	239,130	5,588,468
Amedisys, Inc.*	68,130	16,687,081
AMN Healthcare Services, Inc.*	19,900	1,929,902
Apollo Medical Holdings, Inc.*	14,500	910,745
Apria, Inc.*	3,700	103,600
Aveanna Healthcare Holdings, Inc.*	11,200	138,544
Biodesix, Inc.*	1,000	13,210

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Brookdale Senior Living, Inc.*	71,500	$564,850
Castle Biosciences, Inc.*	8,500	623,305
Community Health Systems, Inc.*	49,800	768,912
CorVel Corp.*	6,000	805,800
Covetrus, Inc.*	48,900	1,320,300
Cross Country Healthcare, Inc.*	19,500	321,945
Ensign Group, Inc. (The)	21,500	1,863,405
Exagen, Inc.*	1,600	23,984
Fulgent Genetics, Inc. (x)*	6,200	571,826
Guardant Health, Inc.*	119,144	14,796,493
Hanger, Inc.*	16,800	424,704
HealthEquity, Inc.*	32,800	2,639,744
InfuSystem Holdings, Inc.*	3,800	79,002
Innovage Holding Corp.*	3,600	76,716
Joint Corp. (The)*	6,300	528,696
LHC Group, Inc.*	12,973	2,597,973
LifeStance Health Group, Inc. (x)*	251,851	7,016,569
Magellan Health, Inc.*	11,900	1,120,980
MEDNAX, Inc.*	41,300	1,245,195
ModivCare, Inc.*	4,900	833,343
National HealthCare Corp.	6,100	426,390
National Research Corp.	4,200	192,780
Ontrak, Inc. (x)*	6,700	217,616
Option Care Health, Inc.*	36,750	803,722
Owens & Minor, Inc.	32,050	1,356,676
Patterson Cos., Inc.	38,700	1,176,093
Pennant Group, Inc. (The)*	11,700	478,530
PetIQ, Inc. (x)*	9,100	351,260
Privia Health Group, Inc.*	7,800	346,086
Progyny, Inc.*	25,300	1,492,700
R1 RCM, Inc.*	47,200	1,049,728
RadNet, Inc.*	18,500	623,265
Select Medical Holdings Corp.	50,019	2,113,803
SOC Telemed, Inc. (x)*	9,300	52,917
Surgery Partners, Inc.*	12,700	846,074
Tenet Healthcare Corp.*	45,600	3,054,744
Tivity Health, Inc.*	20,732	545,459
Triple-S Management Corp., Class B*	8,113	180,677
US Physical Therapy, Inc.	6,200	718,394
Viemed Healthcare, Inc.*	14,200	101,530

		83,990,323

Health Care Technology (0.7%)
Allscripts Healthcare Solutions, Inc.*	65,500	1,212,405
American Well Corp., Class A*	77,900	979,982
Computer Programs and Systems, Inc.	5,600	186,088
Evolent Health, Inc., Class A*	27,900	589,248
Forian, Inc. (x)*	1,800	22,626
Health Catalyst, Inc.*	16,100	893,711
HealthStream, Inc.*	8,300	231,902
iCAD, Inc. (x)*	8,200	141,942
Inovalon Holdings, Inc., Class A*	37,900	1,291,632
Inspire Medical Systems, Inc.*	10,900	2,106,534
Multiplan Corp. (x)*	159,800	1,521,296
NantHealth, Inc. (x)*	27,400	63,568
NextGen Healthcare, Inc.*	27,800	461,202
Omnicell, Inc.*	18,100	2,741,245
OptimizeRx Corp.*	6,800	420,920
Phreesia, Inc.*	15,400	944,020
Schrodinger, Inc.*	18,110	1,369,297
Simulations Plus, Inc. (x)	6,300	345,933
Tabula Rasa HealthCare, Inc. (x)*	8,200	410,000
Vocera Communications, Inc.*	12,100	482,185

		16,415,736

Life Sciences Tools & Services (2.7%)
10X Genomics, Inc., Class A*	95,508	18,702,376
Akoya Biosciences, Inc.*	1,300	25,142
Berkeley Lights, Inc.*	19,200	860,352
Bionano Genomics, Inc. (x)*	112,600	825,358
ChromaDex Corp.*	7,400	72,964
Codexis, Inc.*	24,000	543,840
Fluidigm Corp. (x)*	26,200	161,392
ICON plc (x)*	57,420	11,869,288
Inotiv, Inc.*	1,400	37,352
Luminex Corp.	19,100	702,880
Medpace Holdings, Inc.*	12,800	2,260,864
NanoString Technologies, Inc.*	19,200	1,243,968
NeoGenomics, Inc.*	51,600	2,330,772
Pacific Biosciences of California, Inc.*	81,700	2,857,049
Personalis, Inc.*	14,300	361,790
Quanterix Corp.*	12,400	727,384
Repligen Corp.*	110,059	21,969,978
Seer, Inc. (x)*	5,500	180,290

		65,733,039

Pharmaceuticals (1.1%)
Aclaris Therapeutics, Inc.*	10,000	175,600
Aerie Pharmaceuticals, Inc.*	11,000	176,110
Amneal Pharmaceuticals, Inc.*	7,000	35,840
Amphastar Pharmaceuticals, Inc.*	16,400	330,624
Angion Biomedica Corp.*	1,000	13,020
ANI Pharmaceuticals, Inc.*	6,100	213,805
Antares Pharma, Inc.*	43,700	190,532
Arvinas, Inc.*	17,500	1,347,500
Atea Pharmaceuticals, Inc. (x)*	25,900	556,332
Athira Pharma, Inc. (x)*	27,400	280,576
Axsome Therapeutics, Inc.*	12,500	843,250
BioDelivery Sciences International, Inc.*	46,300	165,754
Cara Therapeutics, Inc.*	17,700	252,579
Cassava Sciences, Inc. (x)*	14,600	1,247,424
Citius Pharmaceuticals, Inc. (x)*	91,100	317,028
Collegium Pharmaceutical, Inc.*	10,700	252,948
Corcept Therapeutics, Inc.*	40,500	891,000
CorMedix, Inc. (x)*	14,400	98,784
Cymabay Therapeutics, Inc. (x)*	26,100	113,796
Durect Corp.*	5,400	8,802
Edgewise Therapeutics, Inc.*	2,400	51,192
Endo International plc*	105,600	494,208
Evolus, Inc. (x)*	9,800	123,970
Fulcrum Therapeutics, Inc.*	8,200	85,936
Harmony Biosciences Holdings, Inc.*	4,700	132,681
Ikena Oncology, Inc. (x)*	1,000	14,040
Innoviva, Inc.*	27,500	368,775
Intra-Cellular Therapies, Inc.*	32,000	1,306,240

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Kala Pharmaceuticals, Inc. (x)*	21,700	$115,010
Kaleido Biosciences, Inc. (x)*	9,100	67,704
KemPharm, Inc. (x)*	11,400	146,148
Landos Biopharma, Inc. (x)*	500	5,775
Marinus Pharmaceuticals, Inc. (x)*	9,824	176,242
Mind Medicine MindMed, Inc.*	128,900	444,705
NGM Biopharmaceuticals, Inc.*	8,800	173,536
Nuvation Bio, Inc. (x)*	12,800	119,168
Ocular Therapeutix, Inc.*	31,000	439,580
Omeros Corp. (x)*	25,900	384,356
Oramed Pharmaceuticals, Inc. (x)*	5,000	66,900
Pacira BioSciences, Inc.*	21,300	1,292,484
Paratek Pharmaceuticals, Inc. (x)*	29,600	201,872
Phathom Pharmaceuticals, Inc.*	3,900	132,015
Phibro Animal Health Corp., Class A	7,400	213,712
Pliant Therapeutics, Inc. (x)*	10,300	299,936
Prestige Consumer Healthcare, Inc.*	22,700	1,182,670
Provention Bio, Inc. (x)*	33,500	282,405
Rain Therapeutics, Inc. (x)*	1,500	23,310
Reata Pharmaceuticals, Inc., Class A*	11,000	1,556,830
Relmada Therapeutics, Inc.*	6,400	204,864
Revance Therapeutics, Inc.*	234,715	6,956,953
SIGA Technologies, Inc.*	28,900	181,492
Supernus Pharmaceuticals, Inc.*	24,500	754,355
Tarsus Pharmaceuticals, Inc.*	1,100	31,878
Terns Pharmaceuticals, Inc.*	1,100	13,486
TherapeuticsMD, Inc. (x)*	129,500	154,105
Theravance Biopharma, Inc. (x)*	23,300	338,316
Verrica Pharmaceuticals, Inc. (x)*	7,600	85,880
WaVe Life Sciences Ltd.*	10,800	71,928
Zogenix, Inc.*	27,700	478,656

		26,684,617

Total Health Care		502,037,659

Industrials (14.9%)
Aerospace & Defense (1.5%)
AAR Corp.*	17,100	662,625
Aerojet Rocketdyne Holdings, Inc.	35,500	1,714,295
AeroVironment, Inc.*	10,000	1,001,500
Axon Enterprise, Inc.*	103,537	18,305,342
Howmet Aerospace, Inc.*	299,480	10,323,075
Kaman Corp.	14,300	720,720
Kratos Defense & Security Solutions, Inc.*	59,500	1,695,155
Maxar Technologies, Inc.	28,100	1,121,752
Moog, Inc., Class A	15,100	1,269,306
Parsons Corp.*	9,600	377,856
Triumph Group, Inc.*	16,800	348,600

		37,540,226

Air Freight & Logistics (0.2%)
Air Transport Services Group, Inc.*	27,700	643,471
Atlas Air Worldwide Holdings, Inc.*	11,000	749,210
Echo Global Logistics, Inc.*	5,700	175,218
Forward Air Corp.	12,200	1,094,950
Hub Group, Inc., Class A*	15,000	989,700

		3,652,549

Airlines (0.2%)
Allegiant Travel Co.*	6,490	1,259,060
Hawaiian Holdings, Inc.*	25,400	618,998
SkyWest, Inc.*	23,800	1,025,066
Spirit Airlines, Inc.*	43,100	1,311,964

		4,215,088

Building Products (1.8%)
AAON, Inc.	20,562	1,286,976
American Woodmark Corp.*	7,200	588,168
Apogee Enterprises, Inc.	12,300	500,979
Armstrong World Industries, Inc.	93,898	10,071,499
Cornerstone Building Brands, Inc.*	21,900	398,142
CSW Industrials, Inc.	6,700	793,682
Gibraltar Industries, Inc.*	17,700	1,350,687
Griffon Corp.	15,100	387,013
JELD-WEN Holding, Inc.*	31,717	832,888
Masonite International Corp.*	10,800	1,207,332
PGT Innovations, Inc.*	22,700	527,321
Quanex Building Products Corp.	11,000	273,240
Resideo Technologies, Inc.*	61,700	1,851,000
Simpson Manufacturing Co., Inc.	17,900	1,976,876
Trex Co., Inc.*	198,300	20,268,243
UFP Industries, Inc.	26,700	1,984,878

		44,298,924

Commercial Services & Supplies (1.6%)
ABM Industries, Inc.	28,300	1,255,105
ACCO Brands Corp.	28,800	248,544
Brady Corp., Class A	24,900	1,395,396
Brink's Co. (The)	21,900	1,682,796
Casella Waste Systems, Inc., Class A*	21,700	1,376,431
Cimpress plc*	7,600	823,916
Copart, Inc.*	110,972	14,629,439
CoreCivic, Inc. (REIT)*	53,500	560,145
Covanta Holding Corp.	57,000	1,003,770
Deluxe Corp.	16,600	792,982
Harsco Corp.*	41,400	845,388
Healthcare Services Group, Inc.	34,500	1,089,165
Herman Miller, Inc.	31,000	1,461,340
HNI Corp.	22,100	971,737
Interface, Inc.	19,800	302,940
KAR Auction Services, Inc.*	64,400	1,130,220
Knoll, Inc.	19,500	506,805
Matthews International Corp., Class A	17,344	623,690
Montrose Environmental Group, Inc.*	9,200	493,672
Pitney Bowes, Inc.	88,500	776,145
Steelcase, Inc., Class A	44,100	666,351
Tetra Tech, Inc.	23,100	2,819,124
UniFirst Corp.	7,300	1,712,872
US Ecology, Inc.*	14,290	536,161
Viad Corp.*	8,400	418,740

		38,122,874

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Construction & Engineering (0.6%)
Ameresco, Inc., Class A*	10,200	$639,744
API Group Corp. (m)*	69,800	1,458,122
Arcosa, Inc.	22,600	1,327,524
Comfort Systems USA, Inc.	15,700	1,237,003
Construction Partners, Inc., Class A*	9,300	292,020
Dycom Industries, Inc.*	15,000	1,117,950
EMCOR Group, Inc.	22,600	2,784,094
Fluor Corp.*	70,200	1,242,540
Granite Construction, Inc.	21,421	889,614
Great Lakes Dredge & Dock Corp.*	26,100	381,321
MYR Group, Inc.*	5,600	509,152
NV5 Global, Inc.*	3,900	368,589
Primoris Services Corp.	22,900	673,947
WillScot Mobile Mini Holdings Corp.*	70,463	1,963,804

		14,885,424

Electrical Equipment (1.5%)
AMETEK, Inc.	109,145	14,570,858
Array Technologies, Inc.*	51,100	797,160
Atkore, Inc.*	21,200	1,505,200
AZZ, Inc.	13,300	688,674
Bloom Energy Corp., Class A (x)*	55,800	1,499,346
Encore Wire Corp.	12,200	924,638
EnerSys	17,600	1,720,048
FuelCell Energy, Inc. (x)*	133,800	1,190,820
GrafTech International Ltd.	68,300	793,646
Shoals Technologies Group, Inc., Class A (x)*	306,802	10,891,471
Stem, Inc. (x)*	25,100	903,851
TPI Composites, Inc.*	13,200	639,144
Vicor Corp.*	7,600	803,624

		36,928,480

Industrial Conglomerates (0.0%)
Raven Industries, Inc.	17,600	1,018,160

Machinery (3.3%)
Alamo Group, Inc.	5,100	778,668
Albany International Corp., Class A	13,400	1,196,084
Altra Industrial Motion Corp.	27,593	1,794,097
Astec Industries, Inc.	11,400	717,516
Barnes Group, Inc.	24,610	1,261,262
Chart Industries, Inc.*	15,800	2,311,856
Columbus McKinnon Corp.	9,300	448,632
Desktop Metal, Inc., Class A (x)*	33,500	385,250
Douglas Dynamics, Inc.	9,400	382,486
Enerpac Tool Group Corp.	31,200	830,544
EnPro Industries, Inc.	9,700	942,355
ESCO Technologies, Inc.	13,600	1,275,816
Evoqua Water Technologies Corp.*	44,027	1,487,232
Federal Signal Corp.	27,900	1,122,417
Franklin Electric Co., Inc.	21,700	1,749,454
Greenbrier Cos., Inc. (The)	17,400	758,292
Helios Technologies, Inc.	12,000	936,600
Hillenbrand, Inc.	34,026	1,499,866
Hyliion Holdings Corp. (x)*	46,900	546,385
Hyster-Yale Materials Handling, Inc.	2,100	153,258
Ingersoll Rand, Inc.*	301,734	14,727,637
John Bean Technologies Corp.	15,100	2,153,562
Kadant, Inc.	5,700	1,003,713
Kennametal, Inc.	41,200	1,479,904
Lindsay Corp.	5,100	842,928
Lydall, Inc.*	7,000	423,640
Manitowoc Co., Inc. (The)*	8,700	213,150
Meritor, Inc.*	30,600	716,652
Middleby Corp. (The)*	91,330	15,823,836
Mueller Industries, Inc.	23,900	1,035,109
Mueller Water Products, Inc., Class A	75,800	1,093,036
Navistar International Corp.*	26,600	1,183,700
Nikola Corp. (x)*	80,300	1,450,218
Proto Labs, Inc.*	13,100	1,202,580
RBC Bearings, Inc.*	10,600	2,113,852
Rexnord Corp.	51,600	2,582,064
Shyft Group, Inc. (The)	13,300	497,553
SPX Corp.*	21,700	1,325,436
SPX FLOW, Inc.	19,900	1,298,276
Standex International Corp.	6,600	626,406
Tennant Co.	9,200	734,620
Terex Corp.	29,400	1,400,028
TriMas Corp.*	21,100	639,963
Trinity Industries, Inc.	34,700	933,083
Wabash National Corp.	22,200	355,200
Watts Water Technologies, Inc., Class A	10,892	1,589,252
Welbilt, Inc.*	60,300	1,395,945

		79,419,413

Marine (0.0%)
Matson, Inc.	17,500	1,120,000

Professional Services (1.3%)
ASGN, Inc.*	20,900	2,025,837
CBIZ, Inc.*	25,100	822,527
Exponent, Inc.	21,700	1,935,857
Huron Consulting Group, Inc.*	13,569	666,916
ICF International, Inc.	8,000	702,880
Insperity, Inc.	14,700	1,328,439
Jacobs Engineering Group, Inc.	106,600	14,222,572
KBR, Inc.	60,900	2,323,335
Kelly Services, Inc., Class A*	11,500	275,655
Kforce, Inc.	9,700	610,421
Korn Ferry	21,400	1,552,570
ManTech International Corp., Class A	10,700	925,978
TriNet Group, Inc.*	18,000	1,304,640
TrueBlue, Inc.*	15,000	421,650
Upwork, Inc.*	46,700	2,722,143

		31,841,420

Road & Rail (0.8%)
ArcBest Corp.	12,900	750,651
Avis Budget Group, Inc.*	22,500	1,752,525
Heartland Express, Inc.	15,600	267,228
Marten Transport Ltd.	26,949	444,389
Saia, Inc.*	11,200	2,346,288
TFI International, Inc.	149,980	13,676,676

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Werner Enterprises, Inc.	30,400	$1,353,408

		20,591,165

Trading Companies & Distributors (2.0%)
Applied Industrial Technologies, Inc.	19,000	1,730,140
Beacon Roofing Supply, Inc.*	23,900	1,272,675
Boise Cascade Co.	17,900	1,044,465
CAI International, Inc.	6,500	364,000
DXP Enterprises, Inc.*	100	3,330
GATX Corp.	17,800	1,574,766
GMS, Inc.*	18,200	876,148
H&E Equipment Services, Inc.	15,100	502,377
Herc Holdings, Inc.*	11,800	1,322,426
McGrath RentCorp	10,300	840,171
MRC Global, Inc.*	26,400	248,160
NOW, Inc.*	50,200	476,398
Rush Enterprises, Inc., Class A	19,950	862,638
SiteOne Landscape Supply, Inc.*	111,601	18,889,585
Textainer Group Holdings Ltd.*	24,200	817,234
Triton International Ltd.	29,300	1,533,562
United Rentals, Inc.*	45,900	14,642,559
Veritiv Corp.*	6,200	380,804
WESCO International, Inc.*	17,803	1,830,505
Willis Lease Finance Corp.*	300	12,858

		49,224,801

Transportation Infrastructure (0.1%)
Macquarie Infrastructure Corp.	29,600	1,132,792

Total Industrials		363,991,316

Information Technology (23.0%)
Communications Equipment (0.3%)
ADTRAN, Inc.	18,200	375,830
CalAmp Corp.*	1,600	20,352
Calix, Inc.*	25,500	1,211,250
EchoStar Corp., Class A*	16,600	403,214
Extreme Networks, Inc.*	55,900	623,844
Infinera Corp.*	75,000	765,000
KVH Industries, Inc.*	2,500	30,750
NETGEAR, Inc.*	17,100	655,272
NetScout Systems, Inc.*	32,000	913,280
Plantronics, Inc.*	16,500	688,545
Viavi Solutions, Inc.*	99,800	1,762,468

		7,449,805

Electronic Equipment, Instruments & Components (3.4%)
Advanced Energy Industries, Inc.	15,800	1,780,818
Badger Meter, Inc.	15,000	1,471,800
Belden, Inc.	22,200	1,122,654
Benchmark Electronics, Inc.	24,300	691,578
Cognex Corp.	258,280	21,708,434
CTS Corp.	21,400	795,224
ePlus, Inc.*	6,600	572,154
Fabrinet*	14,800	1,418,876
FARO Technologies, Inc.*	7,695	598,440
II-VI, Inc.*	45,865	3,329,340
Insight Enterprises, Inc.*	16,000	1,600,160
IPG Photonics Corp.*	26,120	5,505,312
Itron, Inc.*	20,000	1,999,600
Knowles Corp.*	46,700	921,858
Littelfuse, Inc.	54,440	13,870,768
Methode Electronics, Inc.	18,800	925,148
MicroVision, Inc. (x)*	63,400	1,061,950
nLight, Inc.*	15,100	547,828
Novanta, Inc.*	119,960	16,165,810
OSI Systems, Inc.*	7,700	782,628
PAR Technology Corp. (x)*	8,700	608,478
Plexus Corp.*	13,795	1,261,001
Rogers Corp.*	8,700	1,746,960
Sanmina Corp.*	31,700	1,235,032
ScanSource, Inc.*	5,300	149,089
TTM Technologies, Inc.*	53,300	762,190
Vishay Intertechnology, Inc.	61,200	1,380,060
Vishay Precision Group, Inc.*	500	17,020

		84,030,210

IT Services (2.5%)
BigCommerce Holdings, Inc.*	18,800	1,220,496
Brightcove, Inc.*	9,100	130,585
Cass Information Systems, Inc.	1,633	66,545
Conduent, Inc.*	59,900	449,250
Contra Bmtechnologies (r)*	2,200	20,526
CSG Systems International, Inc.	16,300	769,034
DigitalOcean Holdings, Inc.*	194,901	10,834,546
Evertec, Inc.	29,400	1,283,310
Evo Payments, Inc., Class A*	27,300	757,302
ExlService Holdings, Inc.*	13,800	1,466,388
LiveRamp Holdings, Inc.*	30,976	1,451,226
Marathon Digital Holdings, Inc. (x)*	38,200	1,198,334
MAXIMUS, Inc.	26,120	2,297,776
MongoDB, Inc.*	47,250	17,081,820
Perficient, Inc.*	13,900	1,117,838
Rackspace Technology, Inc. (x)*	21,500	421,615
Repay Holdings Corp.*	29,100	699,564
Shift4 Payments, Inc., Class A*	180,763	16,941,108
Sykes Enterprises, Inc.*	15,728	844,594
TTEC Holdings, Inc.	9,300	958,737
Tucows, Inc., Class A (x)*	600	48,192
Unisys Corp.*	29,900	756,769
Verra Mobility Corp.*	58,600	900,682

		61,716,237

Semiconductors & Semiconductor Equipment (7.3%)
Ambarella, Inc.*	13,900	1,482,157
Amkor Technology, Inc.	51,700	1,223,739
Axcelis Technologies, Inc.*	14,600	590,132
CEVA, Inc.*	7,800	368,940
CMC Materials, Inc.	13,120	1,977,709
Cohu, Inc.*	15,777	580,436
Cree, Inc.*	112,883	11,054,632
Diodes, Inc.*	21,300	1,699,101
Entegris, Inc.	169,620	20,858,171
FormFactor, Inc.*	35,661	1,300,200
Ichor Holdings Ltd.*	10,300	554,140
Impinj, Inc. (x)*	7,500	386,925
Kulicke & Soffa Industries, Inc.	24,500	1,499,400
Lattice Semiconductor Corp.*	394,192	22,145,707
MACOM Technology Solutions Holdings, Inc.*	223,953	14,350,908
MaxLinear, Inc.*	35,756	1,519,272

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
MKS Instruments, Inc.	91,520	$16,285,984
Monolithic Power Systems, Inc.	56,370	21,051,377
ON Semiconductor Corp.*	344,840	13,200,475
Onto Innovation, Inc.*	21,075	1,539,318
Photronics, Inc.*	25,800	340,818
Power Integrations, Inc.	24,200	1,985,852
Rambus, Inc.*	49,100	1,164,161
Semtech Corp.*	26,900	1,850,720
Silicon Laboratories, Inc.*	18,600	2,850,450
SiTime Corp.*	5,100	645,609
SunPower Corp. (x)*	38,800	1,133,736
Synaptics, Inc. (x)*	130,200	20,256,516
Ultra Clean Holdings, Inc.*	18,200	977,704
Universal Display Corp.	64,229	14,280,034
Veeco Instruments, Inc.*	17,049	409,858

		179,564,181

Software (9.3%)
8x8, Inc.*	49,000	1,360,240
ACI Worldwide, Inc.*	49,081	1,822,868
Agilysys, Inc.*	6,250	355,438
Alarm.com Holdings, Inc.*	21,800	1,846,460
Alkami Technology, Inc.*	1,500	53,505
Altair Engineering, Inc., Class A*	19,500	1,344,915
Appfolio, Inc., Class A*	7,900	1,115,480
Appian Corp. (x)*	16,800	2,314,200
Asana, Inc., Class A (x)*	29,600	1,836,088
Avalara, Inc.*	103,048	16,673,166
Avaya Holdings Corp.*	37,000	995,300
Blackbaud, Inc.*	20,300	1,554,371
Blackline, Inc.*	20,900	2,325,543
Bottomline Technologies DE, Inc.*	25,600	949,248
Box, Inc., Class A (x)*	59,700	1,525,335
Cerence, Inc.*	18,300	1,952,793
Cloudera, Inc.*	102,013	1,617,926
CommVault Systems, Inc.*	20,200	1,579,034
Cornerstone OnDemand, Inc.*	26,200	1,351,396
Coupa Software, Inc.*	17,780	4,660,316
Digital Turbine, Inc.*	37,600	2,858,728
Domo, Inc., Class B*	12,800	1,034,624
Ebix, Inc.	7,100	240,690
Envestnet, Inc.*	21,900	1,661,334
Fair Isaac Corp.*	38,150	19,177,242
HubSpot, Inc.*	28,944	16,866,248
Ideanomics, Inc. (x)*	163,600	464,624
InterDigital, Inc.	16,900	1,234,207
j2 Global, Inc.*	19,400	2,668,470
JFrog Ltd. (x)*	20,700	942,264
LivePerson, Inc.*	31,300	1,979,412
Manhattan Associates, Inc.*	151,386	21,926,748
MicroStrategy, Inc., Class A (x)*	3,300	2,192,850
Mimecast Ltd.*	28,100	1,490,705
Model N, Inc.*	15,100	517,477
Momentive Global, Inc.*	59,400	1,251,558
Monday.com Ltd.*	36,787	8,225,205
OneSpan, Inc.*	10,100	257,954
PagerDuty, Inc.*	32,300	1,375,334
Ping Identity Holding Corp.*	15,900	364,110
Progress Software Corp.	22,850	1,056,813
PROS Holdings, Inc.*	19,550	890,894
Q2 Holdings, Inc.*	22,500	2,308,050
QAD, Inc., Class A	4,900	426,398
Qualys, Inc.*	16,600	1,671,454
Rapid7, Inc.*	23,800	2,252,194
RingCentral, Inc., Class A*	25,800	7,496,964
Riot Blockchain, Inc. (x)*	33,800	1,273,246
Sailpoint Technologies Holdings, Inc.*	40,800	2,083,656
Sapiens International Corp. NV	8,900	233,803
SecureWorks Corp., Class A*	1,600	29,648
Smartsheet, Inc., Class A*	259,065	18,735,581
Sprout Social, Inc., Class A*	17,700	1,582,734
SPS Commerce, Inc.*	17,400	1,737,390
Sumo Logic, Inc. (x)*	32,700	675,255
Tenable Holdings, Inc.*	35,200	1,455,520
Upland Software, Inc.*	10,400	428,168
Varonis Systems, Inc.*	323,535	18,642,087
Verint Systems, Inc.*	30,121	1,357,553
Vonage Holdings Corp.*	118,900	1,713,349
Workiva, Inc.*	17,700	1,970,541
Xperi Holding Corp.	56,893	1,265,300
Yext, Inc.*	56,900	813,101
Zendesk, Inc.*	145,330	20,976,932
Zuora, Inc., Class A*	61,000	1,052,250

		226,092,287

Technology Hardware, Storage & Peripherals (0.2%)
3D Systems Corp.*	56,000	2,238,320
Avid Technology, Inc.*	13,500	528,525
Diebold Nixdorf, Inc.*	26,300	337,692
Super Micro Computer, Inc.*	22,200	780,996

		3,885,533

Total Information Technology		562,738,253

Materials (2.3%)
Chemicals (1.4%)
AdvanSix, Inc.*	10,100	301,586
American Vanguard Corp.	4,600	80,546
Amyris, Inc. (x)*	67,000	1,096,790
Avient Corp.	43,084	2,118,009
Balchem Corp.	14,100	1,850,766
Cabot Corp.	22,500	1,280,925
Chase Corp.	3,100	318,091
Danimer Scientific, Inc. (x)*	27,500	688,875
Ferro Corp.*	44,554	961,030
FMC Corp.	95,620	10,346,084
GCP Applied Technologies, Inc.*	24,600	572,196
HB Fuller Co.	21,800	1,386,698
Ingevity Corp.*	19,600	1,594,656
Innospec, Inc.	12,300	1,114,503
Kraton Corp.*	14,800	477,892
Kronos Worldwide, Inc.	3,000	42,960
Livent Corp.*	69,100	1,337,776
Minerals Technologies, Inc.	16,000	1,258,720
Orion Engineered Carbons SA*	27,600	524,124
PureCycle Technologies, Inc. (x)*	14,400	340,560
Quaker Chemical Corp.	5,500	1,304,545
Sensient Technologies Corp.	17,700	1,532,112
Stepan Co.	11,100	1,334,997

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Trinseo SA	16,300	$975,392
Tronox Holdings plc, Class A	41,000	918,400
Zymergen, Inc. (x)*	3,400	136,034

		33,894,267

Construction Materials (0.1%)
Summit Materials, Inc., Class A*	52,546	1,831,228
United States Lime & Minerals, Inc.	300	41,727
US Concrete, Inc.*	7,000	516,600

		2,389,555

Containers & Packaging (0.1%)
Greif, Inc., Class A	11,500	696,325
Greif, Inc., Class B	900	53,100
Myers Industries, Inc.	12,200	256,200
O-I Glass, Inc.*	78,100	1,275,373

		2,280,998

Metals & Mining (0.6%)
Allegheny Technologies, Inc.*	57,400	1,196,790
Arconic Corp.*	49,600	1,766,752
Carpenter Technology Corp.	21,800	876,796
Century Aluminum Co.*	3,200	41,248
Coeur Mining, Inc.*	122,870	1,091,086
Commercial Metals Co. (x)	51,500	1,582,080
Compass Minerals International, Inc.	16,500	977,790
Constellium SE*	49,200	932,340
Hecla Mining Co.	219,421	1,632,492
Kaiser Aluminum Corp.	8,100	1,000,269
Materion Corp.	12,600	949,410
MP Materials Corp. (x)*	29,200	1,076,312
Novagold Resources, Inc.*	125,900	1,008,459
Schnitzer Steel Industries, Inc., Class A	12,200	598,410
Warrior Met Coal, Inc.	19,700	338,840
Worthington Industries, Inc.	17,699	1,082,825

		16,151,899

Paper & Forest Products (0.1%)
Domtar Corp.*	20,000	1,099,200
Glatfelter Corp. (x)	8,700	121,539
Neenah, Inc.	9,200	461,564
Schweitzer-Mauduit International, Inc.	16,000	646,080

		2,328,383

Total Materials		57,045,102

Real Estate (3.8%)
Equity Real Estate Investment Trusts (REITs) (3.5%)
Acadia Realty Trust (REIT)	38,586	847,348
Agree Realty Corp. (REIT)	26,500	1,867,985
Alexander & Baldwin, Inc. (REIT)	38,251	700,758
American Assets Trust, Inc. (REIT)	19,996	745,651
American Finance Trust, Inc. (REIT)	49,600	420,608
Apartment Investment and Management Co. (REIT), Class A	59,600	399,916
Apple Hospitality REIT, Inc. (REIT)	84,100	1,283,366
Brandywine Realty Trust (REIT)	68,000	932,280
Broadstone Net Lease, Inc. (REIT)	57,000	1,334,370
CareTrust REIT, Inc. (REIT)	44,300	1,029,089
Centerspace (REIT)	5,632	444,365
Columbia Property Trust, Inc. (REIT)	57,100	992,969
Community Healthcare Trust, Inc. (REIT)	8,200	389,172
Corporate Office Properties Trust (REIT)	45,200	1,265,148
DiamondRock Hospitality Co. (REIT)*	94,508	916,728
DigitalBridge Group, Inc. (REIT)*	191,500	1,512,850
Diversified Healthcare Trust (REIT)	109,900	459,382
Easterly Government Properties, Inc. (REIT)	36,600	771,528
EastGroup Properties, Inc. (REIT)	16,280	2,677,246
Empire State Realty Trust, Inc. (REIT), Class A	57,300	687,600
Equity Commonwealth (REIT)	47,000	1,231,400
Essential Properties Realty Trust, Inc. (REIT)	46,900	1,268,176
Four Corners Property Trust, Inc. (REIT)	31,500	869,715
Getty Realty Corp. (REIT)	13,664	425,634
Global Net Lease, Inc. (REIT)	39,200	725,200
Healthcare Realty Trust, Inc. (REIT)	65,300	1,972,060
Independence Realty Trust, Inc. (REIT)	57,200	1,042,756
Industrial Logistics Properties Trust (REIT)	32,606	852,321
Innovative Industrial Properties, Inc. (REIT) (x)	10,300	1,967,506
iStar, Inc. (REIT) (x)	32,000	663,360
Kite Realty Group Trust (REIT)	45,782	1,007,662
Lexington Realty Trust (REIT)	113,945	1,361,643
LTC Properties, Inc. (REIT)	21,800	836,902
Macerich Co. (The) (REIT)	70,700	1,290,275
Mack-Cali Realty Corp. (REIT)	46,100	790,615
Monmouth Real Estate Investment Corp. (REIT)	53,513	1,001,763
National Health Investors, Inc. (REIT)	20,200	1,354,410
National Storage Affiliates Trust (REIT)	31,900	1,612,864
NETSTREIT Corp. (REIT)	15,900	366,654
NexPoint Residential Trust, Inc. (REIT)	8,700	478,326
Office Properties Income Trust (REIT)	26,912	788,791
Outfront Media, Inc. (REIT)*	58,300	1,400,949
Paramount Group, Inc. (REIT)	74,800	753,236
Pebblebrook Hotel Trust (REIT)	52,028	1,225,259
Physicians Realty Trust (REIT)	89,500	1,653,065
Piedmont Office Realty Trust, Inc. (REIT), Class A	60,400	1,115,588
PotlatchDeltic Corp. (REIT)	27,936	1,484,798
PS Business Parks, Inc. (REIT)	10,220	1,513,378

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
QTS Realty Trust, Inc. (REIT), Class A	30,800	$2,380,840
Retail Opportunity Investments Corp. (REIT)	51,500	909,490
Retail Properties of America, Inc. (REIT), Class A	106,900	1,224,005
RLJ Lodging Trust (REIT)	80,687	1,228,863
RPT Realty (REIT)	35,260	457,675
Ryman Hospitality Properties, Inc. (REIT)*	23,216	1,833,135
Sabra Health Care REIT, Inc. (REIT)	84,943	1,545,963
Safehold, Inc. (REIT)	143,140	11,236,490
Service Properties Trust (REIT)	81,700	1,029,420
SITE Centers Corp. (REIT)	76,300	1,149,078
STAG Industrial, Inc. (REIT)	73,800	2,762,334
Summit Hotel Properties, Inc. (REIT)*	69,800	651,234
Sunstone Hotel Investors, Inc. (REIT)*	110,114	1,367,616
Tanger Factory Outlet Centers, Inc. (REIT) (x)	43,700	823,745
Terreno Realty Corp. (REIT)	28,200	1,819,464
Uniti Group, Inc. (REIT)	85,300	903,327
Universal Health Realty Income Trust (REIT)	5,550	341,602
Urban Edge Properties (REIT)	48,300	922,530
Washington REIT (REIT)	45,900	1,055,700
Xenia Hotels & Resorts, Inc. (REIT)*	59,700	1,118,181

		85,493,357

Real Estate Management & Development (0.3%)
Cushman & Wakefield plc (x)*	44,600	779,162
eXp World Holdings, Inc. (x)*	22,000	852,940
FRP Holdings, Inc.*	600	33,408
Kennedy-Wilson Holdings, Inc.	58,103	1,154,507
Marcus & Millichap, Inc.*	10,000	388,700
Newmark Group, Inc., Class A	72,640	872,406
Realogy Holdings Corp.*	52,800	962,016
Redfin Corp.*	42,573	2,699,554
St Joe Co. (The)	16,000	713,760

		8,456,453

Total Real Estate		93,949,810

Utilities (1.2%)
Electric Utilities (0.3%)
ALLETE, Inc.	22,200	1,553,556
MGE Energy, Inc.	12,900	960,276
Otter Tail Corp.	18,200	888,342
PNM Resources, Inc.	36,600	1,784,982
Portland General Electric Co.	37,600	1,732,608

		6,919,764

Gas Utilities (0.4%)
Brookfield Infrastructure Corp., Class A (x)	16,582	1,250,283
Chesapeake Utilities Corp.	8,040	967,453
New Jersey Resources Corp.	40,700	1,610,499
Northwest Natural Holding Co.	10,100	530,452
ONE Gas, Inc.	21,500	1,593,580
South Jersey Industries, Inc.	40,100	1,039,793
Southwest Gas Holdings, Inc.	22,300	1,476,037
Spire, Inc.	20,300	1,467,081

		9,935,178

Independent Power and Renewable Electricity Producers (0.1%)
Clearway Energy, Inc., Class A	12,700	320,294
Clearway Energy, Inc., Class C	36,192	958,364
Ormat Technologies, Inc.	19,200	1,334,976
Sunnova Energy International, Inc.*	34,500	1,299,270

		3,912,904

Multi-Utilities (0.2%)
Avista Corp.	32,500	1,386,775
Black Hills Corp.	24,800	1,627,624
NorthWestern Corp.	19,591	1,179,770

		4,194,169

Water Utilities (0.2%)
American States Water Co.	17,200	1,368,432
California Water Service Group	23,000	1,277,420
Middlesex Water Co.	6,000	490,380
SJW Group	11,900	753,270
York Water Co. (The)	2,000	90,600

		3,980,102

Total Utilities		28,942,117

Total Common Stocks (98.4%) (Cost $1,406,423,752)		2,406,926,566

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Corporate Bond (0.0%)
Financials (0.0%)
Capital Markets (0.0%)
GAMCO Investors, Inc. 4.000%, 6/15/23 (e)	$9,000	8,999

Total Financials		8,999

Total Long-Term Debt Securities (0.0%) (Cost $9,248)		8,999

	Number of Rights	Value (Note 1)
RIGHTS:
Communication Services (0.0%)
Media (0.0%)
Media General, Inc., CVR (r)*	56,900	—

Total Communication Services		—

Financials (0.0%)
Diversified Financial Services (0.0%)
First Eagle Private Credit LLC, CVR (r)*	8,400	—

Total Financials		—

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Number of Rights	Value (Note 1)
Health Care (0.0%)
Biotechnology (0.0%)
Achillion Pharmaceuticals, Inc., CVR (r)*	65,300	$22,529
Alder Biopharmaceuticals, Inc., CVR (r)(x)*	30,100	19,865
Contra Aduro Biotech I, CVR (r)(x)*	10,640	—

		42,394

Pharmaceuticals (0.0%)
Dova Pharmaceuticals, Inc., CVR (r)(x)*	16,700	6,764
Omthera Pharmaceuticals, Inc., CVR (r)*	5,500	—

		6,764

Total Health Care		49,158

Total Rights (0.0%) (Cost $74,734)		49,158

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Companies (1.4%)
BlackRock Liquidity FedFund, Institutional Shares (xx)	35,000,000	35,000,000
JPMorgan Prime Money Market Fund, IM Shares	834,403	834,820

Total Investment Companies		35,834,820

	Principal Amount	Value (Note 1)
Repurchase Agreements (2.0%)
Citigroup Global Markets, Inc., 0.07%, dated 6/30/21, due 7/1/21, repurchase price $16,487,071, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-5.000%, maturing 4/30/22-2/15/42; total market value $16,816,780. (xx)	$16,487,039	16,487,039
Deutsche Bank AG, 0.17%, dated 6/30/21, due 7/1/21, repurchase price $900,004, collateralized by various Foreign Government Agency Securities, ranging from 0.125%-1.875%, maturing 2/12/22-2/15/23; total market value $918,032. (xx)	900,000	900,000
Deutsche Bank AG, 0.23%, dated 6/30/21, due 7/1/21, repurchase price $15,000,096, collateralized by various Common Stocks; total market value $16,668,418. (xx)	15,000,000	15,000,000
HSBC Bank plc, 0.10%, dated 6/30/21, due 7/1/21, repurchase price $3,500,010, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-6.125%, maturing 7/15/21-2/15/50; total market value $3,571,439. (xx)	3,500,000	3,500,000
HSBC Bank plc, 0.10%, dated 6/30/21, due 7/1/21, repurchase price $3,900,011, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-6.125%, maturing 7/15/21-2/15/50; total market value $3,979,603. (xx)	3,900,000	3,900,000
NBC Global Finance Ltd., 0.28%, dated 6/30/21, due 7/7/21, repurchase price $8,000,062, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 2.125%-3.875%, maturing 12/31/23-4/15/29; total market value $8,890,460. (xx)	8,000,000	8,000,000

Total Repurchase Agreements		47,787,039

Total Short-Term Investments (3.4%) (Cost $83,621,859)		83,621,859

Total Investments in Securities (101.8%) (Cost $1,490,129,593)		2,490,606,582
Other Assets Less Liabilities (-1.8%)		(44,516,569)

Net Assets (100%)		$2,446,090,013

*	Non-income producing.
(e)	Step Bond - Coupon rate increases or decreases in increments to maturity. Rate disclosed is as of June 30, 2021. Maturity date disclosed is the ultimate maturity date.
(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At June 30, 2021, the market value of these securities amounted to $2,120,695 or 0.1% of net assets.

(r)	Value determined using significant unobservable inputs.
(x)	All or a portion of security is on loan at June 30, 2021.
(xx)

At June 30, 2021, the Portfolio had loaned securities with a total value of $109,233,485. This was collateralized by $30,486,221 of various U.S. Government Treasury Securities, ranging from 0.000% - 8.000%, maturing 7/8/21 - 5/15/51 and by cash of $82,846,808, of which $82,787,039 was subsequently invested in an investment company and joint repurchase agreements as detailed in the Notes to the Financial Statements.

Glossary:

ADR	—	American Depositary Receipt
CVR	—	Contingent Value Right
USD	—	United States Dollar

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

Futures contracts outstanding as of June 30, 2021 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Russell 2000 E-Mini Index	98	9/2021	USD	11,308,220	1,747

					1,747

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio's assets and liabilities carried at fair value as of June 30, 2021:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Communication Services	$45,167,290	$—	$—		$45,167,290
Consumer Discretionary	368,535,764	—	—	(a)	368,535,764
Consumer Staples	74,737,707	—	—		74,737,707
Energy	65,697,644	—	—		65,697,644
Financials	244,083,904	—	—		244,083,904
Health Care	501,863,720	—	173,939		502,037,659
Industrials	363,991,316	—	—		363,991,316
Information Technology	562,717,727	—	20,526		562,738,253
Materials	57,045,102	—	—		57,045,102
Real Estate	93,949,810	—	—		93,949,810
Utilities	28,942,117	—	—		28,942,117
Corporate Bond
Financials	—	8,999	—		8,999
Futures	1,747	—	—		1,747
Rights
Communication Services	—	—	—	(a)	—	(a)
Financials	—	—	—	(a)	—	(a)
Health Care	—	—	49,158		49,158
Short-Term Investments
Investment Companies	35,834,820	—	—		35,834,820
Repurchase Agreements	—	47,787,039	—		47,787,039

Total Assets	$2,442,568,668	$47,796,038	$243,623		$2,490,608,329

Total Liabilities	$—	$—	$—		$—

Total	$2,442,568,668	$47,796,038	$243,623		$2,490,608,329

(a)	Value is zero.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

Fair Values of Derivative Instruments as of June 30, 2021:

	Statement of Assets and Liabilities
Derivatives Contracts^	Asset Derivatives	Fair Value
Equity contracts	Receivables, Net assets – Unrealized appreciation	$1,747	*

Total		$1,747

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2021:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$1,409,949	$1,409,949

Total	$1,409,949	$1,409,949

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$(203,568)	$(203,568)

Total	$(203,568)	$(203,568)

^ This Portfolio held futures contracts as a substitute for investing in conventional securities.

The Portfolio held futures contracts with an average notional balance of approximately $10,316,000 during the six months ended June 30, 2021.

Investment security transactions for the six months ended June 30, 2021 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$616,355,555
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$800,585,552

As of June 30, 2021, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,032,508,326
Aggregate gross unrealized depreciation	(44,839,114)

Net unrealized appreciation	$987,669,212

Federal income tax cost of investments in securities and derivative instruments, if applicable	$1,502,939,117

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB SMALL CAP GROWTH PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2021 (Unaudited)

ASSETS
Investments in Securities, at value (x)
Unaffiliated Issuers (Cost $1,442,342,554)	$2,442,819,543
Repurchase Agreements (Cost $47,787,039)	47,787,039
Cash	38,639,399
Cash held as collateral at broker for futures	1,286,000
Receivable for securities sold	5,768,003
Due from Custodian	3,135,106
Receivable for Portfolio shares sold	1,061,882
Dividends, interest and other receivables	971,035
Securities lending income receivable	58,880
Due from broker for futures variation margin	15,685
Other assets	23,251

Total assets	2,541,565,823

LIABILITIES
Payable for return of collateral on securities loaned	82,787,039
Payable for securities purchased	9,796,213
Payable for Portfolio shares redeemed	1,169,135
Investment management fees payable	999,766
Administrative fees payable	232,388
Distribution fees payable – Class IB	211,005
Distribution fees payable – Class IA	143,500
Accrued expenses	136,764

Total liabilities	95,475,810

NET ASSETS	$2,446,090,013

Net assets were comprised of:
Paid in capital	$1,137,136,959
Total distributable earnings (loss)	1,308,953,054

Net assets	$2,446,090,013

Class IA
Net asset value, offering and redemption price per share, $711,697,027 / 29,044,951 shares outstanding (unlimited amount authorized: $0.01 par value)	$24.50

Class IB
Net asset value, offering and redemption price per share, $1,044,850,383 / 47,769,288 shares outstanding (unlimited amount authorized: $0.01 par value)	$21.87

Class K
Net asset value, offering and redemption price per share, $689,542,603 / 28,070,235 shares outstanding (unlimited amount authorized: $0.01 par value)	$24.56

(x)	Includes value of securities on loan of $109,233,485.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2021 (Unaudited)

INVESTMENT INCOME
Dividends (net of $20,544 foreign withholding tax)	$7,161,038
Interest	5,586
Securities lending (net)	314,468

Total income	7,481,092

EXPENSES
Investment management fees	6,082,325
Administrative fees	1,432,723
Distribution fees – Class IB	1,279,490
Distribution fees – Class IA	864,995
Custodian fees	91,520
Printing and mailing expenses	77,041
Professional fees	61,939
Trustees' fees	30,647
Miscellaneous	20,083

Total expenses	9,940,763

NET INVESTMENT INCOME (LOSS)	(2,459,671)

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	241,526,437
Futures contracts	1,409,949

Net realized gain (loss)	242,936,386

Change in unrealized appreciation (depreciation) on:
Investments in securities	35,933,179
Futures contracts	(203,568)

Net change in unrealized appreciation (depreciation)	35,729,611

NET REALIZED AND UNREALIZED GAIN (LOSS)	278,665,997

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$276,206,326

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB SMALL CAP GROWTH PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31, 2020
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(2,459,671)	$(2,170,582)
Net realized gain (loss)	242,936,386	342,350,465
Net change in unrealized appreciation (depreciation)	35,729,611	321,609,664

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	276,206,326	661,789,547

Distributions to shareholders:
Class IA	—	(75,199,416)
Class IB	—	(124,634,278)
Class K	—	(84,311,989)

Total distributions to shareholders	—	(284,145,683)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 1,126,582 and 1,595,223 shares, respectively ]	26,620,133	29,094,255
Capital shares issued in reinvestment of dividends and distributions [ 0 and 3,564,717 shares, respectively ]	—	75,199,416
Capital shares repurchased [ (1,765,582) and (4,095,821) shares, respectively ]	(41,597,067)	(74,481,157)

Total Class IA transactions	(14,976,934)	29,812,514

Class IB
Capital shares sold [ 1,896,919 and 3,652,607 shares, respectively ]	40,181,248	61,918,160
Capital shares issued in reinvestment of dividends and distributions [ 0 and 6,612,440 shares, respectively ]	—	124,634,278
Capital shares repurchased [ (4,144,939) and (7,342,470) shares, respectively ]	(87,271,047)	(122,632,361)

Total Class IB transactions	(47,089,799)	63,920,077

Class K
Capital shares sold [ 219,814 and 7,182,613 shares, respectively ]	5,196,061	112,191,736
Capital shares issued in reinvestment of dividends and distributions [ 0 and 3,993,004 shares, respectively ]	—	84,311,989
Capital shares repurchased [ (4,661,731) and (13,336,526) shares, respectively ]	(110,510,843)	(264,632,709)

Total Class K transactions	(105,314,782)	(68,128,984)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(167,381,515)	25,603,607

TOTAL INCREASE (DECREASE) IN NET ASSETS	108,824,811	403,247,471
NET ASSETS:
Beginning of period	2,337,265,202	1,934,017,731

End of period	$2,446,090,013	$2,337,265,202

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB SMALL CAP GROWTH PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31,
Class IA			2020	2019	2018	2017	2016
Net asset value, beginning of period	$21.87		$18.25	$15.68	$20.35	$18.11	$17.21

Income (loss) from investment operations:
Net investment income (loss) (e)	(0.03)		(0.04)	0.01	0.01	0.01	0.05
Net realized and unrealized gain (loss)	2.66		6.50	4.31	(1.39)	4.04	2.11

Total from investment operations	2.63		6.46	4.32	(1.38)	4.05	2.16

Less distributions:
Dividends from net investment income	—		(0.02)	(0.02)	(0.01)	(0.05)	(0.06)
Distributions from net realized gains	—		(2.82)	(1.73)	(3.28)	(1.76)	(1.20)

Total dividends and distributions	—		(2.84)	(1.75)	(3.29)	(1.81)	(1.26)

Net asset value, end of period	$24.50		$21.87	$18.25	$15.68	$20.35	$18.11

Total return (b)	12.03%		36.11%	27.79%	(7.91)%	22.68%	12.61%

Ratios/Supplemental Data:
Net assets, end of period (000's)	$711,697		$649,099	$522,416	$442,831	$521,011	$468,126
Ratio of expenses to average net assets (a)(f)	0.90%		0.92%	0.92%	0.92%	0.94%	0.95%
Ratio of net investment income (loss) to average net assets (a)(f)	(0.27)%		(0.19)%	0.05%	0.07%	0.06%	0.30%
Portfolio turnover rate^	26	%(z)	56%	42%	46%	40%	37%

	Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31,
Class IB			2020	2019	2018	2017	2016
Net asset value, beginning of period	$19.52		$16.53	$14.33	$18.88	$16.91	$16.15

Income (loss) from investment operations:
Net investment income (loss) (e)	(0.03)		(0.03)	0.01	0.01	0.01	0.05
Net realized and unrealized gain (loss)	2.38		5.86	3.94	(1.27)	3.77	1.97

Total from investment operations	2.35		5.83	3.95	(1.26)	3.78	2.02

Less distributions:
Dividends from net investment income	—		(0.02)	(0.02)	(0.01)	(0.05)	(0.06)
Distributions from net realized gains	—		(2.82)	(1.73)	(3.28)	(1.76)	(1.20)

Total dividends and distributions	—		(2.84)	(1.75)	(3.29)	(1.81)	(1.26)

Net asset value, end of period	$21.87		$19.52	$16.53	$14.33	$18.88	$16.91

Total return (b)	12.04%		36.05%	27.84%	(7.89)%	22.69%	12.55%

Ratios/Supplemental Data:
Net assets, end of period (000's)	$1,044,850		$976,317	$778,399	$657,055	$764,841	$684,307
Ratio of expenses to average net assets (a)(f)	0.90%		0.92%	0.92%	0.92%	0.94%	0.95%
Ratio of net investment income (loss) to average net assets (a)(f)	(0.28)%		(0.19)%	0.05%	0.07%	0.06%	0.30%
Portfolio turnover rate^	26	%(z)	56%	42%	46%	40%	37%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB SMALL CAP GROWTH PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31,
Class K			2020	2019	2018	2017	2016
Net asset value, beginning of period	$21.89		$18.26	$15.69	$20.35	$18.11	$17.22

Income (loss) from investment operations:
Net investment income (loss) (e)	—	#	0.01	0.05	0.07	0.06	0.09
Net realized and unrealized gain (loss)	2.67		6.50	4.31	(1.39)	4.04	2.11

Total from investment operations	2.67		6.51	4.36	(1.32)	4.10	2.20

Less distributions:
Dividends from net investment income	—		(0.06)	(0.06)	(0.06)	(0.10)	(0.11)
Distributions from net realized gains	—		(2.82)	(1.73)	(3.28)	(1.76)	(1.20)

Total dividends and distributions	—		(2.88)	(1.79)	(3.34)	(1.86)	(1.31)

Net asset value, end of period	$24.56		$21.89	$18.26	$15.69	$20.35	$18.11

Total return (b)	12.20%		36.39%	28.07%	(7.60)%	22.95%	12.83%

Ratios/Supplemental Data:
Net assets, end of period (000's)	$689,543		$711,849	$633,203	$632,384	$776,673	$678,247
Ratio of expenses to average net assets (a)(f)	0.65%		0.67%	0.67%	0.67%	0.69%	0.70%
Ratio of net investment income (loss) to average net assets (a)(f)	(0.03)%		0.05%	0.30%	0.32%	0.31%	0.55%
Portfolio turnover rate^	26	%(z)	56%	42%	46%	40%	37%
#	Per share amount is less than $0.005.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds ("indirect expenses"), if applicable.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

EQ/AMERICAN CENTURY MID CAP VALUE PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2021	% of Net Assets
Financials	19.3%
Industrials	17.1
Health Care	16.3
Consumer Discretionary	8.0
Consumer Staples	8.0
Utilities	7.6
Information Technology	5.9
Materials	5.3
Real Estate	5.1
Energy	4.6
Repurchase Agreements	1.4
Communication Services	1.4
Cash and Other	0.0 #

100.0%

#	Less than 0.05%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2021 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/21	Ending Account Value 6/30/21	Expenses Paid During Period* 1/1/21 - 6/30/21
Class IB
Actual	$1,000.00	$1,157.10	$5.34
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.85	5.00
Class K
Actual	1,000.00	1,158.50	4.00
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.09	3.74

* Expenses are equal to the Portfolio’s Class IB and Class K shares annualized expense ratio of 1.00% and 0.75%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

EQ/AMERICAN CENTURY MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (1.4%)
Media (1.4%)
Fox Corp., Class B	226,647	$7,977,974

Total Communication Services		7,977,974

Consumer Discretionary (8.0%)
Auto Components (1.6%)
BorgWarner, Inc.	133,514	6,480,770
Bridgestone Corp.	66,000	3,003,105

		9,483,875

Automobiles (1.0%)
Honda Motor Co. Ltd. (ADR)	188,459	6,064,611

Distributors (0.4%)
Genuine Parts Co.	17,971	2,272,792

Hotels, Restaurants & Leisure (1.0%)
Sodexo SA*	64,185	5,989,650

Leisure Products (0.7%)
Polaris, Inc.	28,715	3,932,806

Multiline Retail (1.3%)
Dollar Tree, Inc.*	79,515	7,911,742

Specialty Retail (2.0%)
Advance Auto Parts, Inc.	56,842	11,660,568

Total Consumer Discretionary		47,316,044

Consumer Staples (8.0%)
Food & Staples Retailing (2.3%)
Koninklijke Ahold Delhaize NV	359,636	10,690,811
Sysco Corp.	41,347	3,214,729

		13,905,540

Food Products (4.8%)
Conagra Brands, Inc.	312,725	11,376,935
General Mills, Inc.	57,651	3,512,675
J M Smucker Co. (The)	37,688	4,883,234
Kellogg Co.	60,426	3,887,205
Orkla ASA	436,543	4,446,476

		28,106,525

Household Products (0.9%)
Kimberly-Clark Corp.	39,534	5,288,858

Total Consumer Staples		47,300,923

Energy (4.6%)
Energy Equipment & Services (0.8%)
Baker Hughes Co.	207,417	4,743,627

Oil, Gas & Consumable Fuels (3.8%)
Cimarex Energy Co.	39,158	2,836,997
ConocoPhillips (x)	172,855	10,526,869
Devon Energy Corp.	105,394	3,076,451
Pioneer Natural Resources Co.	34,994	5,687,225

		22,127,542

Total Energy		26,871,169

Financials (19.3%)
Banks (4.4%)
Commerce Bancshares, Inc.	19,977	1,489,485
Eastern Bankshares, Inc.	33,891	697,138
First Hawaiian, Inc.	110,808	3,140,299
M&T Bank Corp.	39,507	5,740,762
Prosperity Bancshares, Inc.	44,886	3,222,815
Truist Financial Corp.	140,498	7,797,639
Westamerica Bancorp	61,695	3,580,161

		25,668,299

Capital Markets (7.8%)
Ameriprise Financial, Inc.	29,666	7,383,274
Bank of New York Mellon Corp. (The)	291,195	14,917,920
Northern Trust Corp.	111,265	12,864,459
State Street Corp.	46,880	3,857,287
T. Rowe Price Group, Inc.	34,687	6,866,985

		45,889,925

Insurance (6.8%)
Aflac, Inc.	172,865	9,275,936
Allstate Corp. (The)	37,070	4,835,411
Arthur J Gallagher & Co.	16,659	2,333,593
Chubb Ltd.	74,139	11,783,652
Hartford Financial Services Group, Inc. (The)	45,843	2,840,891
Reinsurance Group of America, Inc.	78,646	8,965,644

		40,035,127

Thrifts & Mortgage Finance (0.3%)
Capitol Federal Financial, Inc.	161,425	1,901,586

Total Financials		113,494,937

Health Care (16.3%)
Health Care Equipment & Supplies (5.6%)
Baxter International, Inc.	39,841	3,207,200
Becton Dickinson and Co.	25,853	6,287,191
Envista Holdings Corp.*	69,307	2,994,755
Koninklijke Philips NV (NYRS)	51,505	2,559,799
Zimmer Biomet Holdings, Inc.	110,046	17,697,598

		32,746,543

Health Care Providers & Services (8.8%)
Cardinal Health, Inc.	167,298	9,551,043
Centene Corp.*	59,859	4,365,517
Henry Schein, Inc.*	117,827	8,741,585
McKesson Corp.	36,817	7,040,883
Quest Diagnostics, Inc.	84,223	11,114,909
Universal Health Services, Inc., Class B	75,927	11,117,991

		51,931,928

Health Care Technology (1.9%)
Cerner Corp.	143,142	11,187,979

Total Health Care		95,866,450

Industrials (17.1%)
Aerospace & Defense (2.7%)
BAE Systems plc	856,272	6,182,991

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AMERICAN CENTURY MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
General Dynamics Corp.	41,983	$7,903,720
Textron, Inc.	28,812	1,981,401

		16,068,112

Airlines (1.6%)
Southwest Airlines Co.*	180,496	9,582,533

Building Products (0.6%)
Johnson Controls International plc	49,906	3,425,049

Commercial Services & Supplies (1.3%)
Republic Services, Inc.	68,336	7,517,643

Electrical Equipment (5.2%)
Emerson Electric Co.	128,403	12,357,505
Hubbell, Inc.	40,966	7,654,087
nVent Electric plc	337,366	10,539,314

		30,550,906

Machinery (3.2%)
Crane Co.	39,501	3,648,707
Cummins, Inc.	12,737	3,105,408
IMI plc	121,807	2,898,125
Oshkosh Corp.	40,836	5,089,799
PACCAR, Inc.	47,494	4,238,839

		18,980,878

Road & Rail (0.7%)
Heartland Express, Inc.	231,945	3,973,218

Trading Companies & Distributors (1.8%)
Beacon Roofing Supply, Inc.*	34,810	1,853,632
MSC Industrial Direct Co., Inc., Class A	96,431	8,652,754

		10,506,386

Total Industrials		100,604,725

Information Technology (5.9%)
Communications Equipment (1.7%)
F5 Networks, Inc.*	32,436	6,054,503
Juniper Networks, Inc.	143,797	3,932,848

		9,987,351

Electronic Equipment, Instruments & Components (0.5%)
TE Connectivity Ltd.	22,909	3,097,526

IT Services (1.0%)
Amdocs Ltd.	43,462	3,362,220
Euronet Worldwide, Inc.*	18,610	2,518,864

		5,881,084

Software (1.5%)
CDK Global, Inc.	74,495	3,701,657
Open Text Corp. (x)	97,493	4,952,644

		8,654,301

Technology Hardware, Storage & Peripherals (1.2%)
HP, Inc.	226,841	6,848,330

Total Information Technology		34,468,592

Materials (5.3%)
Chemicals (0.8%)
Axalta Coating Systems Ltd.*	163,871	4,996,427

Containers & Packaging (3.0%)
Amcor plc	263,662	3,021,566
Packaging Corp. of America	28,943	3,919,461
Sonoco Products Co.	160,734	10,753,105

		17,694,132

Paper & Forest Products (1.5%)
Mondi plc	328,289	8,632,863

Total Materials		31,323,422

Real Estate (5.1%)
Equity Real Estate Investment Trusts (REITs) (5.1%)
Equinix, Inc. (REIT)	5,268	4,228,097
Essex Property Trust, Inc. (REIT)	17,994	5,398,380
Healthcare Trust of America, Inc. (REIT), Class A	182,140	4,863,138
Healthpeak Properties, Inc. (REIT)	223,060	7,425,667
MGM Growth Properties LLC (REIT), Class A	171,960	6,297,175
Weyerhaeuser Co. (REIT)	54,270	1,867,974

Total Real Estate		30,080,431

Utilities (7.6%)
Electric Utilities (4.7%)
Edison International	173,266	10,018,240
Evergy, Inc.	52,673	3,183,030
Eversource Energy	42,968	3,447,752
Pinnacle West Capital Corp.	114,142	9,356,220
Xcel Energy, Inc.	22,800	1,502,064

		27,507,306

Gas Utilities (1.5%)
Atmos Energy Corp.	47,688	4,583,294
Spire, Inc.	62,534	4,519,332

		9,102,626

Multi-Utilities (1.4%)
NorthWestern Corp.	138,220	8,323,608

Total Utilities		44,933,540

Total Common Stocks (98.6%) (Cost $478,369,860)		580,238,207

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Repurchase Agreements (1.4%)
Citigroup Global Markets, Inc., 0.07%, dated 6/30/21, due 7/1/21, repurchase price $7,049,061, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-5.000%, maturing 4/30/22-2/15/42; total market value $7,190,030. (xx)	$7,049,048	7,049,048

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AMERICAN CENTURY MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Principal Amount	Value (Note 1)
HSBC Bank plc, 0.10%, dated 6/30/21, due 7/1/21, repurchase price $600,002, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-6.125%, maturing 7/15/21-2/15/50; total market value $612,247. (xx)	$600,000	$600,000
HSBC Bank plc, 0.10%, dated 6/30/21, due 7/1/21, repurchase price $600,002, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-6.125%, maturing 7/15/21-2/15/50; total market value $612,247. (xx)	600,000	600,000

Total Repurchase Agreements		8,249,048

Total Short-Term Investments (1.4%) (Cost $8,249,048)		8,249,048

Total Investments in Securities (100.0%) (Cost $486,618,908)		588,487,255
Other Assets Less Liabilities (0.0%)		108,583

Net Assets (100%)		$588,595,838

*	Non-income producing.
(x)	All or a portion of security is on loan at June 30, 2021.
(xx)

At June 30, 2021, the Portfolio had loaned securities with a total value of $8,111,284. This was collateralized by cash of $8,249,048 which was subsequently invested in joint repurchase agreements as detailed in the Notes to the Financial Statements.

Glossary:

ADR	— American Depositary Receipt
EUR	— European Currency Unit
GBP	— British Pound
JPY	— Japanese Yen
NOK	— Norwegian Krone
NYRS	— New York Registry Shares
USD	— United States Dollar

Forward Foreign Currency Contracts outstanding as of June 30, 2021 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
USD	15,966,214	EUR	13,386,053	Credit Suisse	9/30/2021	63,182
USD	15,745,278	GBP	11,311,750	JPMorgan Chase Bank	9/30/2021	94,453
USD	5,498,952	JPY	608,173,078	Bank of America	9/30/2021	20,212
USD	3,942,399	NOK	33,840,112	UBS AG	9/30/2021	10,862

Total unrealized appreciation						188,709

GBP	269,310	USD	375,172	JPMorgan Chase Bank	9/30/2021	(2,558)
NOK	805,154	USD	94,520	UBS AG	9/30/2021	(977)

Total unrealized depreciation						(3,535)

Net unrealized appreciation						185,174

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2021:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$7,977,974	$—	$—	$7,977,974
Consumer Discretionary	38,323,289	8,992,755	—	47,316,044
Consumer Staples	32,163,636	15,137,287	—	47,300,923
Energy	26,871,169	—	—	26,871,169
Financials	113,494,937	—	—	113,494,937

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AMERICAN CENTURY MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Health Care	$95,866,450	$—	$—	$95,866,450
Industrials	91,523,609	9,081,116	—	100,604,725
Information Technology	34,468,592	—	—	34,468,592
Materials	22,690,559	8,632,863	—	31,323,422
Real Estate	30,080,431	—	—	30,080,431
Utilities	44,933,540	—	—	44,933,540
Forward Currency Contracts	—	188,709	—	188,709
Short-Term Investments
Repurchase Agreements	—	8,249,048	—	8,249,048

Total Assets	$538,394,186	$50,281,778	$—	$588,675,964

Liabilities:
Forward Currency Contracts	$—	$(3,535)	$—	$(3,535)

Total Liabilities	$—	$(3,535)	$—	$(3,535)

Total	$538,394,186	$50,278,243	$—	$588,672,429

Fair Values of Derivative Instruments as of June 30, 2021:

	Statement of Assets and Liabilities
Derivatives Contracts^	Asset Derivatives	Fair Value
Foreign exchange contracts	Receivables	$188,709

Total		$188,709

	Liability Derivatives
Foreign exchange contracts	Payables	$(3,535)

Total		$(3,535)

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2021:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Forward Foreign Currency Contracts	Total
Foreign exchange contracts	$48,450	$48,450

Total	$48,450	$48,450

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Forward Foreign Currency Contracts	Total
Foreign exchange contracts	$454,441	$454,441

Total	$454,441	$454,441

^ This Portfolio held forward foreign currency contracts for hedging.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AMERICAN CENTURY MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

The Portfolio held forward foreign currency contracts with an average settlement value of approximately $44,541,000 during the six months ended June 30, 2021.

The following table presents the Portfolio’s gross derivative assets and liabilities by counterparty net of amounts available for offset under netting arrangements and any related collateral received or pledged by the Portfolio as of June 30, 2021:

Counterparty	Gross Amount of Derivative Assets Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Received	Net Amount Due from Counterparty
Bank of America	$20,212	$—	$—	$20,212
Credit Suisse	63,182	—	—	63,182
JPMorgan Chase Bank	94,453	(2,558)	—	91,895
UBS AG	10,862	(977)	—	9,885

Total	$188,709	$(3,535)	$—	$185,174

Counterparty	Gross Amount of Derivative Liabilities Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Pledged	Net Amount Due to Counterparty
JPMorgan Chase Bank	$2,558	$(2,558)	$—	$—
UBS AG	977	(977)	—	—

Total	$3,535	$(3,535)	$—	$—

(a)	For financial reporting purposes the Portfolio does not offset derivative assets and derivative liabilities subject to master netting arrangements in the Statement of Assets and Liabilities.

Investment security transactions for the six months ended June 30, 2021 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$184,494,099
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$210,603,454

As of June 30, 2021, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$104,826,098
Aggregate gross unrealized depreciation	(5,014,024)

Net unrealized appreciation	$99,812,074

Federal income tax cost of investments in securities and derivative instruments, if applicable	$488,860,355

For the six months ended June 30, 2021, the Portfolio incurred approximately $8,415 as brokerage commissions with Sanford C. Bernstein & Co., LLC, an affiliated broker/dealer.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AMERICAN CENTURY MID CAP VALUE PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2021 (Unaudited)

ASSETS
Investments in Securities, at value (x)
Unaffiliated Issuers (Cost $478,369,860)	$580,238,207
Repurchase Agreements (Cost $8,249,048)	8,249,048
Cash	7,478,592
Foreign cash (Cost $69)	69
Dividends, interest and other receivables	1,066,414
Receivable for securities sold	823,776
Receivable for Portfolio shares sold	213,693
Unrealized appreciation on forward foreign currency contracts	188,709
Securities lending income receivable	927
Other assets	5,671

Total assets	598,265,106

LIABILITIES
Payable for return of collateral on securities loaned	8,249,048
Payable for securities purchased	546,987
Payable for Portfolio shares redeemed	324,769
Investment management fees payable	304,275
Distribution fees payable – Class IB	103,873
Administrative fees payable	44,914
Unrealized depreciation on forward foreign currency contracts	3,535
Trustees’ fees payable	2,812
Accrued expenses	89,055

Total liabilities	9,669,268

NET ASSETS	$588,595,838

Net assets were comprised of:
Paid in capital	$440,484,671
Total distributable earnings (loss)	148,111,167

Net assets	$588,595,838

Class IB
Net asset value, offering and redemption price per share, $500,286,810 / 18,708,390 shares outstanding (unlimited amount authorized: $0.01 par value)	$26.74

Class K
Net asset value, offering and redemption price per share, $88,309,028 / 3,300,766 shares outstanding (unlimited amount authorized: $0.01 par value)	$26.75

(x)	Includes value of securities on loan of $8,111,284.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2021 (Unaudited)

INVESTMENT INCOME
Dividends (net of $90,108 foreign withholding tax)	$6,499,292
Interest	1,809
Securities lending (net)	18,474

Total income	6,519,575

EXPENSES
Investment management fees	2,585,241
Distribution fees – Class IB	599,393
Administrative fees	265,643
Professional fees	38,897
Printing and mailing expenses	26,152
Custodian fees	21,769
Trustees’ fees	8,112
Miscellaneous	6,979

Gross expenses	3,552,186
Less: Waiver from investment manager	(803,688)

Net expenses	2,748,498

NET INVESTMENT INCOME (LOSS)	3,771,077

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	49,707,832
Forward foreign currency contracts	48,450
Foreign currency transactions	12,721

Net realized gain (loss)	49,769,003

Change in unrealized appreciation (depreciation) on:
Investments in securities	28,889,766
Forward foreign currency contracts	454,441
Foreign currency translations	(958)

Net change in unrealized appreciation (depreciation)	29,343,249

NET REALIZED AND UNREALIZED GAIN (LOSS)	79,112,252

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$82,883,329

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AMERICAN CENTURY MID CAP VALUE PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31, 2020
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$3,771,077	$5,867,483
Net realized gain (loss)	49,769,003	(6,607,089)
Net change in unrealized appreciation (depreciation)	29,343,249	39,236,173

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	82,883,329	38,496,567

Distributions to shareholders:
Class IB	—	(5,369,632)
Class K	—	(1,437,168)

Total distributions to shareholders	—	(6,806,800)

Tax return of capital:
Class IB	—	(215,210)
Class K	—	(59,000)

Total	—	(274,210)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 700,003 and 1,667,131 shares, respectively ]	18,026,901	33,311,486
Capital shares issued in connection with merger (Note 8) [ 0 and 4,043,088 shares, respectively ]	—	77,923,836
Capital shares issued in reinvestment of dividends and distributions [ 0 and 249,276 shares, respectively ]	—	5,584,842
Capital shares repurchased [ (1,003,603) and (1,997,920) shares, respectively ]	(25,749,971)	(40,323,160)

Total Class IB transactions	(7,723,070)	76,497,004

Class K
Capital shares sold [ 47,362 and 330,793 shares, respectively ]	1,222,972	6,650,098
Capital shares issued in connection with merger (Note 8) [ 0 and 4,072,881 shares, respectively ]	—	78,502,375
Capital shares issued in reinvestment of dividends and distributions [ 0 and 66,676 shares, respectively ]	—	1,496,168
Capital shares repurchased [ (1,120,119) and (96,827) shares, respectively ]	(28,185,328)	(2,000,092)

Total Class K transactions	(26,962,356)	84,648,549

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(34,685,426)	161,145,553

TOTAL INCREASE (DECREASE) IN NET ASSETS	48,197,903	192,561,110
NET ASSETS:
Beginning of period	540,397,935	347,836,825

End of period	$588,595,838	$540,397,935

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AMERICAN CENTURY MID CAP VALUE PORTFOLIO

FINANCIAL HIGHLIGHTS

Class IB	Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31,				October 22, 2018* to December 31, 2018
			2020		2019
Net asset value, beginning of period	$23.11		$23.11		$18.26		$20.52

Income (loss) from investment operations:
Net investment income (loss) (e)	0.16		0.30		0.33		0.09
Net realized and unrealized gain (loss)	3.47		—	#	4.92		(2.24)

Total from investment operations	3.63		0.30		5.25		(2.15)

Less distributions:
Dividends from net investment income	—		(0.25)		(0.38)		(0.09)
Distributions from net realized gains	—		(0.04)		(0.02)		—
Return of capital	—		(0.01)		—		(0.02)

Total dividends and distributions	—		(0.30)		(0.40)		(0.11)

Net asset value, end of period	$26.74		$23.11		$23.11		$18.26

Total return (b)	15.71%		1.32%		28.77%		(10.50)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$500,287		$439,396		$347,837		$261,736
Ratio of expenses to average net assets:
After waivers (a)(f)	1.00	%(j)	0.99	%(j)	0.99	%(k)	1.00	%(k)
Before waivers (a)(f)	1.28%		1.30%		1.32%		1.33%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	1.28%		1.45%		1.54%		2.29	%(l)
Before waivers (a)(f)	1.00%		1.14%		1.21%		1.95	%(l)
Portfolio turnover rate^	33	%(z)	101%		42%		11	%(z)

Class K	Six Months Ended June 30, 2021 (Unaudited)		June 8 2020* to December 31, 2020
Net asset value, beginning of period	$23.09		$20.69

Income (loss) from investment operations:
Net investment income (loss) (e)	0.19		0.18
Net realized and unrealized gain (loss)	3.47		2.57

Total from investment operations	3.66		2.75

Less distributions:
Dividends from net investment income	—		(0.29)
Distributions from net realized gains	—		(0.04)
Return of capital	—		(0.02)

Total dividends and distributions	—		(0.35)

Net asset value, end of period	$26.75		$23.09

Total return (b)	15.85%		13.33%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$88,309		$101,002
Ratio of expenses to average net assets:
After waivers (a)(f)	0.75	%(j)	0.75	%(j)
Before waivers (a)(f)	1.03%		1.06%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	1.48%		1.57	%(l)
Before waivers (a)(f)	1.20%		1.25	%(l)
Portfolio turnover rate^	33	%(z)	101%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AMERICAN CENTURY MID CAP VALUE PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

*	Commencement of Operations.
#	Per share amount is less than $0.005.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized. Certain non-recurring expenses incurred by the Portfolio are not annualized for periods less than one year.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.00% for Class IB and 0.75% for Class K.
(k)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.00% for Class IB.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

EQ/AMERICAN CENTURY MODERATE GROWTH ALLOCATION PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2021	Market Value	% of Net Assets
Exchange Traded Funds	$64,375,084	99.8%
Repurchase Agreements	6,017,112	9.3
Investment Company	71,558	0.1
Cash and Other	(5,946,517)	(9.2)

		100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2021 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/21	Ending Account Value 6/30/21	Expenses Paid During Period* 1/1/21 - 6/30/21
Class IB
Actual	$1,000.00	$1,056.50	$5.82
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.13	5.72
Class K†
Actual	1,000.00	1,007.70	2.02
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.31	4.53

† Class K ceased operations after the close of business on March 22, 2021.

* Expenses are equal to the Portfolio’s Class IB and Class K shares annualized expense ratio of 1.14% and 0.91%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 for Class IB and the hypothetical example for all classes (to reflect the one-half year period) and multiplied by 81/365 for Class K (to reflect the one-half year period).

EQ ADVISORS TRUST

EQ/AMERICAN CENTURY MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
EXCHANGE TRADED FUNDS (ETF):
Equity (65.0%)
iShares Core MSCI EAFE ETF	134,600	$10,076,156
iShares Core S&P 500 ETF	19,600	8,426,432
iShares Core S&P Mid-Cap ETF	8,200	2,203,586
iShares Russell 2000 ETF (x)	19,400	4,449,778
SPDR Portfolio S&P 500 ETF (x)	167,100	8,410,143
Vanguard S&P 500 ETF	21,300	8,381,976

Total Equity		41,948,071

Fixed Income (34.8%)
Vanguard Intermediate-Term Corporate Bond ETF	235,900	22,427,013

Total Exchange Traded Funds (99.8%) (Cost $55,477,073)		64,375,084

SHORT-TERM INVESTMENTS:
Investment Company (0.1%)
JPMorgan Prime Money Market Fund, IM Shares	71,522	71,558

	Principal Amount	Value (Note 1)
Repurchase Agreements (9.3%)
Citigroup Global Markets, Inc., 0.07%, dated 6/30/21, due 7/1/21, repurchase price $5,517,122, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-5.000%, maturing 4/30/22-2/15/42; total market value $5,627,455. (xx)	$5,517,112	5,517,112
HSBC Bank plc, 0.10%, dated 6/30/21, due 7/1/21, repurchase price $200,001, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-6.125%, maturing 7/15/21-2/15/50; total market value $204,082. (xx)	200,000	200,000
HSBC Bank plc, 0.10%, dated 6/30/21, due 7/1/21, repurchase price $300,001, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-6.125%, maturing 7/15/21-2/15/50; total market value $306,123. (xx)	300,000	300,000

Total Repurchase Agreements		6,017,112

Total Short-Term Investments (9.4%) (Cost $6,088,670)		6,088,670

Total Investments in Securities (109.2%) (Cost $61,565,743)		70,463,754
Other Assets Less Liabilities (-9.2%)		(5,946,517)

Net Assets (100%)		$64,517,237

(x)	All or a portion of security is on loan at June 30, 2021.
(xx)

At June 30, 2021, the Portfolio had loaned securities with a total value of $8,885,276. This was collateralized by $3,072,830 of various U.S. Government Treasury Securities, ranging from 0.000% - 3.875%, maturing 7/22/21 - 11/15/50 and by cash of $6,017,112 which was subsequently invested in joint repurchase agreements as detailed in the Notes to the Financial Statements.

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2021:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds	$64,375,084	$—	$—	$64,375,084
Short-Term Investments
Investment Company	71,558	—	—	71,558
Repurchase Agreements	—	6,017,112	—	6,017,112

Total Assets	$64,446,642	$6,017,112	$—	$70,463,754

Total Liabilities	$—	$—	$—	$—

Total	$64,446,642	$6,017,112	$—	$70,463,754

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AMERICAN CENTURY MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

The Portfolio held no derivatives contracts during the six months ended June 30, 2021.

Investment security transactions for the six months ended June 30, 2021 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$28,664,376
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$32,667,315

As of June 30, 2021, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$8,599,136
Aggregate gross unrealized depreciation	(224)

Net unrealized appreciation	$8,598,912

Federal income tax cost of investments in securities and derivative instruments, if applicable	$61,864,842

For the six months ended June 30, 2021, the Portfolio incurred approximately $253 as brokerage commissions with Sanford C. Bernstein & Co., LLC, an affiliated broker/dealer.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AMERICAN CENTURY MODERATE GROWTH ALLOCATION PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2021 (Unaudited)

ASSETS
Investments in Securities, at value (x)
Unaffiliated Issuers (Cost $55,548,631)	$64,446,642
Repurchase Agreements (Cost $6,017,112)	6,017,112
Cash	299,999
Receivable for securities sold	70,549
Dividends, interest and other receivables	28,393
Receivable for Portfolio shares sold	17,827
Securities lending income receivable	2,109
Other assets	3,034

Total assets	70,885,665

LIABILITIES
Payable for return of collateral on securities loaned	6,017,112
Payable for securities purchased	253,471
Investment management fees payable	33,598
Distribution fees payable – Class IB	13,080
Administrative fees payable	6,156
Payable for Portfolio shares redeemed	152
Accrued expenses	44,859

Total liabilities	6,368,428

NET ASSETS	$64,517,237

Net assets were comprised of:
Paid in capital	$55,229,983
Total distributable earnings (loss)	9,287,254

Net assets	$64,517,237

Class IB
Net asset value, offering and redemption price per share, $64,517,237 / 5,223,231 shares outstanding (unlimited amount authorized: $0.01 par value)	$12.35

(x)	Includes value of securities on loan of $8,885,276.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2021 (Unaudited)

INVESTMENT INCOME
Dividends	$545,878
Interest	57
Securities lending (net)	13,135

Total income	559,070

EXPENSES
Investment management fees	252,730
Distribution fees – Class IB	72,329
Administrative fees	37,652
Professional fees	26,696
Printing and mailing expenses	11,669
Custodian fees	4,216
Trustees’ fees	829
Miscellaneous	3,516

Gross expenses	409,637
Less: Waiver from investment manager	(55,022)

Net expenses	354,615

NET INVESTMENT INCOME (LOSS)	204,455

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities	668,395
Net distributions of realized gain received from underlying funds	42,632

Net realized gain (loss)	711,027

Net change in unrealized appreciation (depreciation) on investments in securities	2,417,120

NET REALIZED AND UNREALIZED GAIN (LOSS)	3,128,147

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$3,332,602

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AMERICAN CENTURY MODERATE GROWTH ALLOCATION PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31, 2020
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$204,455	$482,885
Net realized gain (loss)	711,027	(502,284)
Net change in unrealized appreciation (depreciation)	2,417,120	3,902,958

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	3,332,602	3,883,559

Distributions to shareholders:
Class IB	—	(446,368)
Class K	—	(127,285)

Total distributions to shareholders	—	(573,653)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 734,616 and 2,353,135 shares, respectively ]	8,804,407	25,228,358
Capital shares issued in reinvestment of dividends and distributions [ 0 and 38,972 shares, respectively ]	—	446,368
Capital shares repurchased [ (77,875) and (89,405) shares, respectively ]	(923,931)	(976,611)

Total Class IB transactions	7,880,476	24,698,115

Class K(b)
Capital shares issued in reinvestment of dividends and distributions [ 0 and 11,100 shares, respectively ]	—	127,285
Capital shares repurchased [ (1,016,374) and 0 shares, respectively ]	(11,987,647)	—

Total Class K transactions	(11,987,647)	127,285

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(4,107,171)	24,825,400

TOTAL INCREASE (DECREASE) IN NET ASSETS	(774,569)	28,135,306
NET ASSETS:
Beginning of period	65,291,806	37,156,500

End of period	$64,517,237	$65,291,806

(b) After the close of business on March 22, 2021, operations for Class K ceased and shares of seed capital were fully redeemed.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AMERICAN CENTURY MODERATE GROWTH ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS

Class IB	Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31, 2020		February 1, 2019* to December 31, 2019
Net asset value, beginning of period	$11.69		$11.37		$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.04		0.10		0.20
Net realized and unrealized gain (loss)	0.62		0.32		1.32

Total from investment operations	0.66		0.42		1.52

Less distributions:
Dividends from net investment income	—		(0.09)		(0.12)
Distributions from net realized gains	—		(0.01)		(0.03)

Total dividends and distributions	—		(0.10)		(0.15)

Net asset value, end of period	$12.35		$11.69		$11.37

Total return (b)	5.65%		3.71%		15.21%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$64,517		$53,403		$25,730
Ratio of expenses to average net assets:
After waivers (a)(f)	1.14	%(j)	1.13	%(j)	1.14	%(j)
Before waivers (a)(f)	1.32%		1.35%		1.66%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)(x)	0.70%		0.92%		2.03	%(l)
Before waivers (a)(f)(x)	0.53%		0.70%		1.52	%(l)
Portfolio turnover rate^	45	%(z)	134%		56	%(z)

Class K	January 1, 2021 to March 22, 2021‡ (Unaudited)		Year Ended December 31, 2020		February 1, 2019* to December 31, 2019
Net asset value, beginning of period	$11.70		$11.37		$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	—	#	0.12		0.20
Net realized and unrealized gain (loss)	0.09		0.34		1.34

Total from investment operations	0.09		0.46		1.54

Less distributions:
Dividends from net investment income	—		(0.12)		(0.14)
Distributions from net realized gains	—		(0.01)		(0.03)

Total dividends and distributions	—		(0.13)		(0.17)

Net asset value, end of period	$11.79		$11.70		$11.37

Total return (b)	0.77%		4.04%		15.45%

Net assets, end of period (000’s)	$—		$11,889		$11,427
Ratio of expenses to average net assets:
After waivers (a)(f)	0.91	%(j)	0.88	%(j)	0.88	%(j)
Before waivers (a)(f)	1.07%		1.11%		1.60%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)(x)	0.02%		1.06%		2.05	%(l)
Before waivers (a)(f)(x)	(0.14)%		0.84%		1.34	%(l)
Portfolio turnover rate^	45	%(z)	134%		56	%(z)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AMERICAN CENTURY MODERATE GROWTH ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

*	Commencement of Operations.
#	Per share amount is less than $0.005.
‡	After the close of business on March 22, 2021 operations for Class K ceased and shares were fully redeemed. The shares are no longer operational, but are still registered.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized. Certain non-recurring expenses incurred by the Portfolio are not annualized for periods less than one year.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.20% for Class IB and 0.95% for Class K.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

EQ/AXA INVESTMENT MANAGERS MODERATE ALLOCATION PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2021	Market Value	% of Net Assets
Exchange Traded Funds	$39,068,007	98.8%
Investment Company	195,458	0.5
Cash and Other	269,022	0.7

		100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2021 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/21	Ending Account Value 6/30/21	Expenses Paid During Period* 1/1/21 - 6/30/21
Class IB
Actual	$1,000.00	$1,064.70	$5.68
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.30	5.55
Class K
Actual	1,000.00	1,066.40	4.40
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.54	4.30

* Expenses are equal to the Portfolio’s Class IB and Class K shares annualized expense ratio of 1.11% and 0.86%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

EQ/AXA INVESTMENT MANAGERS MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
EXCHANGE TRADED FUNDS (ETF):
Equity (54.8%)
iShares Core MSCI EAFE ETF	66,231	$4,958,053
iShares Core S&P 500 ETF	15,211	6,539,513
iShares Russell 2000 ETF	6,373	1,461,775
SPDR S&P 500 ETF Trust	15,277	6,539,473
SPDR S&P MidCap 400 ETF Trust	4,436	2,178,120

Total Equity		21,676,934

Fixed Income (44.0%)
iShares iBoxx $ Investment Grade Corporate Bond ETF	64,691	8,691,883
Vanguard Intermediate-Term Corporate Bond ETF	91,503	8,699,190

Total Fixed Income		17,391,073

Total Exchange Traded Funds (98.8%) (Cost $33,451,429)		39,068,007

SHORT-TERM INVESTMENT:
Investment Company (0.5%)
JPMorgan Prime Money Market Fund, IM Shares	195,360	195,458

Total Short-Term Investment (0.5%) (Cost $195,458)		195,458

Total Investments in Securities (99.3%) (Cost $33,646,887)		39,263,465
Other Assets Less Liabilities (0.7%)		269,022

Net Assets (100%)		$39,532,487

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2021:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds	$39,068,007	$—	$—	$39,068,007
Short-Term Investment
Investment Company	195,458	—	—	195,458

Total Assets	$39,263,465	$—	$—	$39,263,465

Total Liabilities	$—	$—	$—	$—

Total	$39,263,465	$—	$—	$39,263,465

The Portfolio held no derivatives contracts during the six months ended June 30, 2021.

Investment security transactions for the six months ended June 30, 2021 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$5,723,293
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$1,531,498

As of June 30, 2021, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$5,590,222
Aggregate gross unrealized depreciation	—

Net unrealized appreciation	$5,590,222

Federal income tax cost of investments in securities and derivative instruments, if applicable	$33,673,243

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AXA INVESTMENT MANAGERS MODERATE ALLOCATION PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2021 (Unaudited)

ASSETS
Investments in Securities, at value (Cost $33,646,887)	$39,263,465
Cash	299,999
Dividends, interest and other receivables	26,309
Receivable for Portfolio shares sold	9,679
Other assets	3,297

Total assets	39,602,749

LIABILITIES
Investment management fees payable	17,311
Distribution fees payable – Class IB	5,445
Administrative fees payable	3,772
Payable for Portfolio shares redeemed	3,590
Accrued expenses	40,144

Total liabilities	70,262

NET ASSETS	$39,532,487

Net assets were comprised of:
Paid in capital	$33,995,325
Total distributable earnings (loss)	5,537,162

Net assets	$39,532,487

Class IB
Net asset value, offering and redemption price per share, $26,959,993 / 2,183,303 shares outstanding (unlimited amount authorized: $0.01 par value)	$12.35

Class K
Net asset value, offering and redemption price per share, $12,572,494 / 1,016,639 shares outstanding (unlimited amount authorized: $0.01 par value)	$12.37

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2021 (Unaudited)

INVESTMENT INCOME
Dividends	$309,170
Interest	66

Total income	309,236

EXPENSES
Investment management fees	142,530
Distribution fees – Class IB	29,499
Professional fees	26,289
Administrative fees	21,216
Printing and mailing expenses	10,877
Custodian fees	3,025
Trustees’ fees	440
Miscellaneous	238

Gross expenses	234,114
Less: Waiver from investment manager	(51,545)

Net expenses	182,569

NET INVESTMENT INCOME (LOSS)	126,667

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities	88,232
Net distributions of realized gain received from underlying funds	10,705

Net realized gain (loss)	98,937

Net change in unrealized appreciation (depreciation) on investments in securities	2,067,941

NET REALIZED AND UNREALIZED GAIN (LOSS)	2,166,878

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$2,293,545

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AXA INVESTMENT MANAGERS MODERATE ALLOCATION PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31, 2020
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$126,667	$261,911
Net realized gain (loss)	98,937	(299,025)
Net change in unrealized appreciation (depreciation)	2,067,941	1,921,715

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	2,293,545	1,884,601

Distributions to shareholders:
Class IB	—	(163,771)
Class K	—	(119,283)

Total distributions to shareholders	—	(283,054)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 410,353 and 1,116,485 shares, respectively ]	4,886,404	11,921,799
Capital shares issued in reinvestment of dividends and distributions [ 0 and 14,410 shares, respectively ]	—	163,771
Capital shares repurchased [ (43,232) and (74,145) shares, respectively ]	(516,860)	(806,409)

Total Class IB transactions	4,369,544	11,279,161

Class K
Capital shares issued in reinvestment of dividends and distributions [ 0 and 10,488 shares, respectively ]	—	119,283

Total Class K transactions	—	119,283

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	4,369,544	11,398,444

TOTAL INCREASE (DECREASE) IN NET ASSETS	6,663,089	12,999,991
NET ASSETS:
Beginning of period	32,869,398	19,869,407

End of period	$39,532,487	$32,869,398

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AXA INVESTMENT MANAGERS MODERATE ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS

Class IB	Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31, 2020		February 1, 2019* to December 31, 2019
Net asset value, beginning of period	$11.60		$11.25		$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.04		0.10		0.22
Net realized and unrealized gain (loss)	0.71		0.34		1.18

Total from investment operations	0.75		0.44		1.40

Less distributions:
Dividends from net investment income	—		(0.09)		(0.15)
Distributions from net realized gains	—		—		—	#

Total dividends and distributions	—		(0.09)		(0.15)

Net asset value, end of period	$12.35		$11.60		$11.25

Total return (b)	6.47%		3.94%		14.09%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$26,960		$21,071		$8,546
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	1.11	%(j)	1.11	%(j)	1.10	%(j)
Before waivers and reimbursements (a)(f)	1.40%		1.50%		2.08%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)(x)	0.64%		0.96%		2.21	%(l)
Before waivers and reimbursements (a)(f)(x)	0.35%		0.58%		1.20	%(l)
Portfolio turnover rate^	4	%(z)	131%		16	%(z)

Class K	Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31, 2020		February 1, 2019* to December 31, 2019
Net asset value, beginning of period	$11.60		$11.25		$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.05		0.12		0.21
Net realized and unrealized gain (loss)	0.72		0.35		1.22

Total from investment operations	0.77		0.47		1.43

Less distributions:
Dividends from net investment income	—		(0.12)		(0.18)
Distributions from net realized gains	—		—		—	#

Total dividends and distributions	—		(0.12)		(0.18)

Net asset value, end of period	$12.37		$11.60		$11.25

Total return (b)	6.64%		4.19%		14.33%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$12,572		$11,798		$11,323
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.86	%(j)	0.86	%(j)	0.86	%(j)
Before waivers and reimbursements (a)(f)	1.15%		1.26%		1.84%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)(x)	0.84%		1.09%		2.18	%(l)
Before waivers and reimbursements (a)(f)(x)	0.55%		0.69%		1.18	%(l)
Portfolio turnover rate^	4	%(z)	131%		16	%(z)
*	Commencement of Operations.
#	Per share amount is less than $0.005.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized. Certain non-recurring expenses incurred by the Portfolio are not annualized for periods less than one year.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.20% for Class IB and 0.95% for Class K.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

EQ/CAPITAL GROUP RESEARCH PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2021	% of Net Assets
Information Technology	25.6%
Financials	13.0
Communication Services	13.0
Consumer Discretionary	11.4
Industrials	9.9
Health Care	9.8
Consumer Staples	5.0
Energy	3.1
Real Estate	3.0
Materials	2.3
Utilities	2.1
Cash and Other	1.8

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IA and Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2021 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/21	Ending Account Value 6/30/21	Expenses Paid During Period* 1/1/21 - 6/30/21
Class IA
Actual	$1,000.00	$1,142.60	$5.15
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.98	4.86
Class IB
Actual	1,000.00	1,142.40	5.15
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.98	4.86

* Expenses are equal to the Portfolio’s Class IA and Class IB shares annualized expense ratio of 0.97% and 0.97%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

EQ/CAPITAL GROUP RESEARCH PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (13.0%)
Entertainment (2.1%)
Activision Blizzard, Inc.	43,137	$4,116,995
Netflix, Inc.*	17,739	9,369,917

		13,486,912

Interactive Media & Services (7.0%)
Alphabet, Inc., Class C*	8,103	20,306,205
Facebook, Inc., Class A*	53,935	18,753,739
Pinterest, Inc., Class A*	68,732	5,426,392

		44,486,336

Media (3.9%)
Charter Communications, Inc., Class A (x)*	22,089	15,936,109
Comcast Corp., Class A	152,797	8,712,485

		24,648,594

Total Communication Services		82,621,842

Consumer Discretionary (11.4%)
Hotels, Restaurants & Leisure (5.6%)
Chipotle Mexican Grill, Inc.*	7,028	10,895,790
Hilton Grand Vacations, Inc.*	190,419	7,881,442
Royal Caribbean Cruises Ltd.*	75,629	6,449,641
Wynn Resorts Ltd.*	44,859	5,486,256
Yum! Brands, Inc.	42,879	4,932,371

		35,645,500

Household Durables (0.5%)
DR Horton, Inc.	37,889	3,424,029

Internet & Direct Marketing Retail (2.0%)
Amazon.com, Inc.*	3,615	12,436,179

Multiline Retail (1.3%)
Dollar General Corp.	25,265	5,467,093
Dollar Tree, Inc.*	30,075	2,992,463

		8,459,556

Specialty Retail (1.1%)
Burlington Stores, Inc.*	21,064	6,782,397

Textiles, Apparel & Luxury Goods (0.9%)
NIKE, Inc., Class B	37,411	5,779,625

Total Consumer Discretionary		72,527,286

Consumer Staples (5.0%)
Beverages (1.4%)
Constellation Brands, Inc., Class A	14,321	3,349,539
Molson Coors Beverage Co., Class B*	100,449	5,393,107

		8,742,646

Food Products (0.8%)
Kraft Heinz Co. (The)	116,495	4,750,666

Household Products (0.8%)
Church & Dwight Co., Inc.	61,803	5,266,852

Personal Products (0.9%)
Estee Lauder Cos., Inc. (The), Class A	18,041	5,738,481

Tobacco (1.1%)
Philip Morris International, Inc.	73,110	7,245,932

Total Consumer Staples		31,744,577

Energy (3.1%)
Oil, Gas & Consumable Fuels (3.1%)
Chevron Corp.	31,922	3,343,510
ConocoPhillips	134,171	8,171,014
EOG Resources, Inc.	69,923	5,834,375
Equitrans Midstream Corp.	300,929	2,560,906

Total Energy		19,909,805

Financials (13.0%)
Banks (4.1%)
Bank of America Corp.	159,130	6,560,930
JPMorgan Chase & Co.	70,978	11,039,918
SVB Financial Group*	15,191	8,452,728

		26,053,576

Capital Markets (4.8%)
CME Group, Inc.	11,574	2,461,558
Intercontinental Exchange, Inc.	62,200	7,383,140
Moody’s Corp.	19,404	7,031,428
MSCI, Inc.	14,412	7,682,749
Nasdaq, Inc.	33,700	5,924,460

		30,483,335

Insurance (4.1%)
Aon plc, Class A	39,558	9,444,868
Chubb Ltd.	37,463	5,954,369
Marsh & McLennan Cos., Inc.	49,768	7,001,362
RenaissanceRe Holdings Ltd.	27,180	4,044,928

		26,445,527

Total Financials		82,982,438

Health Care (9.8%)
Biotechnology (4.2%)
Allakos, Inc.*	17,800	1,519,586
Biohaven Pharmaceutical Holding Co. Ltd.*	67,127	6,516,689
Karuna Therapeutics, Inc.*	22,964	2,617,667
Neurocrine Biosciences, Inc.*	39,607	3,854,553
Seagen, Inc.*	53,565	8,456,842
Ultragenyx Pharmaceutical, Inc.*	38,203	3,642,656

		26,607,993

Health Care Equipment & Supplies (2.8%)
Abbott Laboratories	38,551	4,469,217
Danaher Corp.	27,289	7,323,276
Edwards Lifesciences Corp.*	58,224	6,030,260

		17,822,753

Health Care Providers & Services (2.8%)
Anthem, Inc.	12,531	4,784,336
Centene Corp.*	77,885	5,680,153
UnitedHealth Group, Inc.	19,426	7,778,948

		18,243,437

Total Health Care		62,674,183

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CAPITAL GROUP RESEARCH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Industrials (9.9%)
Aerospace & Defense (2.9%)
HEICO Corp., Class A	39,082	$4,853,203
L3Harris Technologies, Inc.	29,364	6,347,028
TransDigm Group, Inc.*	11,485	7,434,126

		18,634,357

Building Products (1.4%)
Carrier Global Corp.	185,348	9,007,913

Commercial Services & Supplies (1.1%)
Waste Connections, Inc.	56,041	6,692,976

Construction & Engineering (1.8%)
Arcosa, Inc.	198,539	11,662,181

Electrical Equipment (0.8%)
AMETEK, Inc.	40,392	5,392,332

Professional Services (1.9%)
Dun & Bradstreet Holdings, Inc.*	189,738	4,054,701
Equifax, Inc.	32,247	7,723,479

		11,778,180

Total Industrials		63,167,939

Information Technology (25.6%)
Electronic Equipment, Instruments & Components (1.5%)
Trimble, Inc.*	114,326	9,355,297

IT Services (5.9%)
FleetCor Technologies, Inc.*	9,646	2,469,955
GoDaddy, Inc., Class A*	46,331	4,028,944
Mastercard, Inc., Class A	30,513	11,139,991
Okta, Inc.*	11,436	2,798,160
PayPal Holdings, Inc.*	24,902	7,258,435
Visa, Inc., Class A	42,425	9,919,814

		37,615,299

Semiconductors & Semiconductor Equipment (10.0%)
ASML Holding NV (Registered) (NYRS)	25,888	17,884,466
Broadcom, Inc.	22,122	10,548,654
Enphase Energy, Inc.*	19,600	3,599,148
Intel Corp.	67,056	3,764,524
Lam Research Corp.	14,108	9,180,076
Micron Technology, Inc.*	140,935	11,976,656
ON Semiconductor Corp.*	178,279	6,824,520

		63,778,044

Software (7.1%)
Adobe, Inc.*	14,074	8,242,297
Bill.com Holdings, Inc.*	32,181	5,894,916
CDK Global, Inc.	89,595	4,451,975
Microsoft Corp.	71,758	19,439,242
ServiceNow, Inc.*	13,125	7,212,844

		45,241,274

Technology Hardware, Storage & Peripherals (1.1%)
Apple, Inc.	51,217	7,014,680

Total Information Technology		163,004,594

Materials (2.3%)
Chemicals (1.4%)
Air Products and Chemicals, Inc.	18,778	5,402,055
Sherwin-Williams Co. (The)	12,984	3,537,491

		8,939,546

Metals & Mining (0.9%)
Allegheny Technologies, Inc.*	290,050	6,047,542

Total Materials		14,987,088

Real Estate (3.0%)
Equity Real Estate Investment Trusts (REITs) (3.0%)
Crown Castle International Corp. (REIT)	20,932	4,083,833
Equinix, Inc. (REIT)	9,139	7,334,961
Park Hotels & Resorts, Inc. (REIT)*	365,973	7,542,704

Total Real Estate		18,961,498

Utilities (2.1%)
Independent Power and Renewable Electricity Producers (1.3%)
AES Corp. (The)	325,541	8,486,854

Multi-Utilities (0.8%)
CenterPoint Energy, Inc.	197,559	4,844,147

Total Utilities		13,331,001

Total Investments in Securities (98.2%) (Cost $325,592,928)		625,912,251
Other Assets Less Liabilities (1.8%)		11,615,535

Net Assets (100%)		$637,527,786

*	Non-income producing.
(x)

All or a portion of security is on loan at June 30, 2021. The Portfolio had loaned securities with a total value of $9,378,850. This was collateralized by $9,950,406 of various U.S. Government Treasury Securities, ranging from 0.000% - 8.000%, maturing 7/8/21 - 2/15/51.

Glossary:

NYRS	— New York Registry Shares

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CAPITAL GROUP RESEARCH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2021:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$82,621,842	$—	$—	$82,621,842
Consumer Discretionary	72,527,286	—	—	72,527,286
Consumer Staples	31,744,577	—	—	31,744,577
Energy	19,909,805	—	—	19,909,805
Financials	82,982,438	—	—	82,982,438
Health Care	62,674,183	—	—	62,674,183
Industrials	63,167,939	—	—	63,167,939
Information Technology	163,004,594	—	—	163,004,594
Materials	14,987,088	—	—	14,987,088
Real Estate	18,961,498	—	—	18,961,498
Utilities	13,331,001	—	—	13,331,001

Total Assets	$625,912,251	$—	$—	$625,912,251

Total Liabilities	$—	$—	$—	$—

Total	$625,912,251	$—	$—	$625,912,251

The Portfolio held no derivatives contracts during the six months ended June 30, 2021.

Investment security transactions for the six months ended June 30, 2021 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$31,795,900
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$57,073,064

As of June 30, 2021, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$306,830,060
Aggregate gross unrealized depreciation	(6,428,322)

Net unrealized appreciation	$300,401,738

Federal income tax cost of investments in securities and derivative instruments, if applicable	$325,510,513

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CAPITAL GROUP RESEARCH PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2021 (Unaudited)

ASSETS
Investments in Securities, at value (x) (Cost $325,592,928)	$625,912,251
Cash	10,685,727
Receivable for securities sold	1,736,935
Dividends, interest and other receivables	207,451
Receivable for Portfolio shares sold	105,514
Securities lending income receivable	1,114
Other assets	5,835

Total assets	638,654,827

LIABILITIES
Payable for securities purchased	433,176
Investment management fees payable	312,683
Distribution fees payable – Class IB	109,501
Payable for Portfolio shares redeemed	90,847
Administrative fees payable	47,610
Distribution fees payable – Class IA	20,065
Trustees’ fees payable	1,108
Accrued expenses	112,051

Total liabilities	1,127,041

NET ASSETS	$637,527,786

Net assets were comprised of:
Paid in capital	$319,932,742
Total distributable earnings (loss)	317,595,044

Net assets	$637,527,786

Class IA
Net asset value, offering and redemption price per share, $98,702,320 / 2,832,351 shares outstanding (unlimited amount authorized: $0.01 par value)	$34.85

Class IB
Net asset value, offering and redemption price per share, $538,825,466 / 15,438,549 shares outstanding (unlimited amount authorized: $0.01 par value)	$34.90

(x)	Includes value of securities on loan of $9,378,850.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2021 (Unaudited)

INVESTMENT INCOME
Dividends (net of $11,044 foreign withholding tax)	$2,510,906
Interest	1,996
Securities lending (net)	1,973

Total income	2,514,875

EXPENSES
Investment management fees	1,959,317
Distribution fees – Class IB	638,116
Administrative fees	278,766
Distribution fees – Class IA	115,467
Professional fees	34,134
Printing and mailing expenses	26,851
Custodian fees	14,161
Trustees’ fees	7,611
Miscellaneous	4,955

Gross expenses	3,079,378
Less: Waiver from investment manager	(153,291)

Net expenses	2,926,087

NET INVESTMENT INCOME (LOSS)	(411,212)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities	15,086,598
Net change in unrealized appreciation (depreciation) on investments in securities	66,297,215

NET REALIZED AND UNREALIZED GAIN (LOSS)	81,383,813

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$80,972,601

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CAPITAL GROUP RESEARCH PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31, 2020
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(411,212)	$285,238
Net realized gain (loss)	15,086,598	35,906,367
Net change in unrealized appreciation (depreciation)	66,297,215	71,717,962

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	80,972,601	107,909,567

Distributions to shareholders:
Class IA	—	(4,625,018)
Class IB	—	(26,362,709)

Total distributions to shareholders	—	(30,987,727)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 161,400 and 1,609,557 shares, respectively ]	5,084,910	43,527,922
Capital shares issued in reinvestment of dividends and distributions [ 0 and 156,094 shares, respectively ]	—	4,625,018
Capital shares repurchased [ (164,473) and (516,285) shares, respectively ]	(5,339,368)	(14,144,880)

Total Class IA transactions	(254,458)	34,008,060

Class IB
Capital shares sold [ 293,176 and 504,451 shares, respectively ]	9,516,868	13,000,609
Capital shares issued in connection with merger (Note 8) [ 0 and 3,579,588 shares, respectively ]	—	97,316,445
Capital shares issued in reinvestment of dividends and distributions [ 0 and 888,387 shares, respectively ]	—	26,362,709
Capital shares repurchased [ (996,277) and (3,370,358) shares, respectively ]	(32,271,879)	(90,689,640)

Total Class IB transactions	(22,755,011)	45,990,123

Class K
Capital shares sold [ 0 and 41,820 shares, respectively ]	—	942,928
Capital shares repurchased [ 0 and (287,866) shares, respectively ]	—	(7,419,663)

Total Class K transactions	—	(6,476,735)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(23,009,469)	73,521,448

TOTAL INCREASE (DECREASE) IN NET ASSETS	57,963,132	150,443,288
NET ASSETS:
Beginning of period	579,564,654	429,121,366

End of period	$637,527,786	$579,564,654

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CAPITAL GROUP RESEARCH PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31,
Class IA			2020	2019		2018	2017		2016
Net asset value, beginning of period	$30.50		$26.18	$22.27		$26.69	$22.66		$21.07

Income (loss) from investment operations:
Net investment income (loss) (e)	(0.02)		0.01	0.17	##	0.14	0.16	####	0.16	###
Net realized and unrealized gain (loss)	4.37		6.03	7.06		(1.20)	5.58		1.62

Total from investment operations	4.35		6.04	7.23		(1.06)	5.74		1.78

Less distributions:
Dividends from net investment income	—		(0.03)	(0.15)		(0.16)	(0.16)		(0.19)
Distributions from net realized gains	—		(1.69)	(3.17)		(3.20)	(1.55)		—

Total dividends and distributions	—		(1.72)	(3.32)		(3.36)	(1.71)		(0.19)

Net asset value, end of period	$34.85		$30.50	$26.18		$22.27	$26.69		$22.66

Total return (b)	14.26%		23.26%	32.89%		(4.81)%	25.39	%(dd)	8.46%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$98,702		$86,482	$41,519		$37,013	$42,155		$38,797
Ratio of expenses to average net assets:
After waivers (a)(f)	0.97%		0.97%	0.97%		0.97%	0.97%		0.97%
Before waivers (a)(f)	1.02%		1.03%	1.03%		1.04%	1.04%		1.04%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	(0.13)%		0.05%	0.66	%(aa)	0.52%	0.61	%(ee)	0.74	%(cc)
Before waivers (a)(f)	(0.19)%		(0.01)%	0.59	%(aa)	0.45%	0.54	%(ee)	0.67	%(cc)
Portfolio turnover rate^	5	%(z)	42%	32%		31%	28%		20%

	Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31,
Class IB			2020	2019		2018	2017		2016
Net asset value, beginning of period	$30.55		$26.22	$22.30		$26.72	$22.68		$21.10

Income (loss) from investment operations:
Net investment income (loss) (e)	(0.02)		0.02	0.17	##	0.14	0.16	####	0.16	###
Net realized and unrealized gain (loss)	4.37		6.03	7.07		(1.20)	5.59		1.62

Total from investment operations	4.35		6.05	7.24		(1.06)	5.75		1.78

Less distributions:
Dividends from net investment income	—		(0.03)	(0.15)		(0.16)	(0.16)		(0.20)
Distributions from net realized gains	—		(1.69)	(3.17)		(3.20)	(1.55)		—

Total dividends and distributions	—		(1.72)	(3.32)		(3.36)	(1.71)		(0.20)

Net asset value, end of period	$34.90		$30.55	$26.22		$22.30	$26.72		$22.68

Total return (b)	14.24%		23.26%	32.89%		(4.81)%	25.41	%(dd)	8.40%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$538,825		$493,082	$381,178		$316,075	$359,765		$308,617
Ratio of expenses to average net assets:
After waivers (a)(f)	0.97%		0.97%	0.97%		0.97%	0.97%		0.97%
Before waivers (a)(f)	1.02%		1.03%	1.03%		1.04%	1.04%		1.04%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	(0.14)%		0.06%	0.66	%(aa)	0.52%	0.60	%(ee)	0.74	%(cc)
Before waivers (a)(f)	(0.19)%		— %‡‡	0.59	%(aa)	0.45%	0.54	%(ee)	0.68	%(cc)
Portfolio turnover rate^	5	%(z)	42%	32%		31%	28%		20%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CAPITAL GROUP RESEARCH PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	January 1, 2020 to June 7, 2020‡	Year Ended December 31,
Class K		2019		2018	2017		2016
Net asset value, beginning of period	$26.11	$22.21		$26.64	$22.61		$21.03

Income (loss) from investment operations:
Net investment income (loss) (e)	0.05	0.24	##	0.21	0.22	####	0.22	###
Net realized and unrealized gain (loss)	0.95	7.05		(1.21)	5.58		1.61

Total from investment operations	1.00	7.29		(1.00)	5.80		1.83

Less distributions:
Dividends from net investment income	—	(0.22)		(0.23)	(0.22)		(0.25)
Distributions from net realized gains	—	(3.17)		(3.20)	(1.55)		—

Total dividends and distributions	—	(3.39)		(3.43)	(1.77)		(0.25)

Net asset value, end of period	$27.11	$26.11		$22.21	$26.64		$22.61

Total return (b)	3.79%	33.24%		(4.61)%	25.74	%(dd)	8.70%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$—	$6,424		$4,285	$4,081		$3,425
Ratio of expenses to average net assets:
After waivers (a)(f)	0.72%	0.72%		0.72%	0.72%		0.72%
Before waivers (a)(f)	0.79%	0.79%		0.79%	0.79%		0.79%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	0.44%	0.91	%(aa)	0.77%	0.85	%(ee)	1.01	%(cc)
Before waivers (a)(f)	0.37%	0.84	%(aa)	0.71%	0.79	%(ee)	0.94	%(cc)
Portfolio turnover rate^	42%	32%		31%	28%		20%
‡	After the close of business on June 7, 2020 operations for Class K ceased and shares were fully redeemed. The shares are no longer operational, but are still registered.
‡‡	Amount is less than 0.005%.
##	Includes income resulting from a special dividend. Without this dividend, the per share income amounts would be $0.12, $0.12 and $0.19 for Class IA, IB and Class K, respectively.
###	Includes income resulting from a special dividend. Without this dividend, the per share income amounts would be $0.12, $0.12 and $0.17 for Class IA, Class IB and Class K, respectively.
####	Includes income resulting from a special dividend. Without this dividend, the per share income amounts would be $0.11, $0.11 and $0.17 for Class IA, Class IB and Class K, respectively.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(z)	Portfolio turnover rate for periods less than one year is not annualized.
(aa)	Includes income resulting from a special dividend. Without this dividend, the ratios for each class would have been 0.19% lower.
(cc)	Includes income resulting from a special dividend. Without this dividend, the ratios would have been 0.19%, 0.19% and 0.20% lower for Class IA, Class IB and Class K, respectively.
(dd)	Includes a litigation payment. Without this payment, the total return would have been 25.25% for Class IA, 25.27% for Class IB and 25.55% for Class K.
(ee)	Includes income resulting from a special dividend. Without this dividend, the ratios for each class would have been 0.18% lower.

See Notes to Financial Statements.

EQ/CLEARBRIDGE LARGE CAP GROWTH PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2021	% of Net Assets
Information Technology	41.6%
Consumer Discretionary	20.6
Health Care	12.7
Industrials	9.9
Communication Services	9.5
Consumer Staples	2.4
Real Estate	1.6
Materials	1.2
Repurchase Agreements	1.1
Investment Company	0.4
Cash and Other	(1.0)

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IA and Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2021 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/21	Ending Account Value 6/30/21	Expenses Paid During Period* 1/1/21 - 6/30/21
Class IA
Actual	$1,000.00	$1,113.60	$5.24
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.84	5.01
Class IB
Actual	1,000.00	1,113.20	5.24
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.84	5.01
Class K
Actual	1,000.00	1,114.50	3.93
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.08	3.76

* Expenses are equal to the Portfolio’s Class IA, Class IB and Class K shares annualized expense ratio of 1.00%, 1.00% and 0.75%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

EQ/CLEARBRIDGE LARGE CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (9.5%)
Entertainment (2.9%)
Sea Ltd. (ADR)*	19,770	$5,428,842
Walt Disney Co. (The)*	45,762	8,043,587

		13,472,429

Interactive Media & Services (6.6%)
Facebook, Inc., Class A*	86,483	30,071,004

Total Communication Services		43,543,433

Consumer Discretionary (20.6%)
Auto Components (1.7%)
Aptiv plc*	49,229	7,745,198

Hotels, Restaurants & Leisure (1.2%)
Booking Holdings, Inc.*	2,566	5,614,639

Internet & Direct Marketing Retail (10.7%)
Alibaba Group Holding Ltd. (ADR)*	36,650	8,311,487
Amazon.com, Inc.*	11,877	40,855,341

		49,166,828

Specialty Retail (7.0%)
Advance Auto Parts, Inc.	35,930	7,370,680
Home Depot, Inc. (The)	33,805	10,780,077
Tractor Supply Co.	31,320	5,827,399
Ulta Beauty, Inc.*	23,014	7,957,551

		31,935,707

Total Consumer Discretionary		94,462,372

Consumer Staples (2.4%)
Beverages (2.4%)
Anheuser-Busch InBev SA/NV (ADR) (x)	58,594	4,219,354
Monster Beverage Corp.*	75,870	6,930,724

Total Consumer Staples		11,150,078

Health Care (12.7%)
Biotechnology (2.3%)
Amgen, Inc.	27,340	6,664,125
BioMarin Pharmaceutical, Inc.*	43,530	3,632,143

		10,296,268

Health Care Equipment & Supplies (2.3%)
Alcon, Inc.	85,730	6,023,390
Intuitive Surgical, Inc.*	4,800	4,414,272

		10,437,662

Health Care Providers & Services (3.1%)
UnitedHealth Group, Inc.	35,485	14,209,613

Life Sciences Tools & Services (2.6%)
Thermo Fisher Scientific, Inc.	23,457	11,833,353

Pharmaceuticals (2.4%)
Zoetis, Inc.	59,807	11,145,633

Total Health Care		57,922,529

Industrials (9.9%)
Aerospace & Defense (1.5%)
Raytheon Technologies Corp.	82,580	7,044,900

Air Freight & Logistics (2.6%)
United Parcel Service, Inc., Class B	56,528	11,756,128

Electrical Equipment (0.3%)
Eaton Corp. plc	9,460	1,401,783

Professional Services (2.0%)
IHS Markit Ltd.	79,403	8,945,542

Road & Rail (1.8%)
Uber Technologies, Inc.*	166,980	8,369,037

Trading Companies & Distributors (1.7%)
WW Grainger, Inc.	18,260	7,997,880

Total Industrials		45,515,270

Information Technology (41.6%)
IT Services (7.6%)
Akamai Technologies, Inc.*	55,650	6,488,790
Fidelity National Information Services, Inc.	48,520	6,873,829
Visa, Inc., Class A	90,471	21,153,929

		34,516,548

Semiconductors & Semiconductor Equipment (8.8%)
ASML Holding NV (Registered) (NYRS)	9,100	6,286,644
NVIDIA Corp.	20,650	16,522,065
NXP Semiconductors NV	31,140	6,406,121
QUALCOMM, Inc.	78,320	11,194,277

		40,409,107

Software (20.6%)
Adobe, Inc.*	27,519	16,116,227
Atlassian Corp. plc, Class A*	27,560	7,079,062
Microsoft Corp.	87,317	23,654,175
Nutanix, Inc., Class A*	83,050	3,174,171
Palo Alto Networks, Inc.*	26,330	9,769,747
salesforce.com, Inc.*	58,460	14,280,024
Splunk, Inc.*	46,995	6,794,537
UiPath, Inc., Class A (x)*	41,652	2,829,420
VMware, Inc., Class A (x)*	33,231	5,315,963
Workday, Inc., Class A*	22,840	5,452,822

		94,466,148

Technology Hardware, Storage & Peripherals (4.6%)
Apple, Inc.	154,074	21,101,975

Total Information Technology		190,493,778

Materials (1.2%)
Chemicals (1.2%)
Ecolab, Inc.	26,938	5,548,420

Total Materials		5,548,420

Real Estate (1.6%)
Equity Real Estate Investment Trusts (REITs) (1.6%)
Equinix, Inc. (REIT)	8,960	7,191,296

Total Real Estate		7,191,296

Total Common Stocks (99.5%) (Cost $206,856,789)		455,827,176

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CLEARBRIDGE LARGE CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Company (0.4%)
BlackRock Liquidity FedFund, Institutional Shares (xx)	2,000,000	$2,000,000

	Principal Amount	Value (Note 1)
Repurchase Agreements (1.1%)
Citigroup Global Markets, Inc., 0.07%, dated 6/30/21, due 7/1/21, repurchase price $4,329,237, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-5.000%, maturing 4/30/22-2/15/42; total market value $4,415,813. (xx)	$4,329,229	4,329,229
Deutsche Bank AG, 0.17%, dated 6/30/21, due 7/1/21, repurchase price $94,538, collateralized by various Foreign Government Agency Securities, ranging from 0.125%-1.875%, maturing 2/12/22-2/15/23; total market value $96,432. (xx)	94,538	94,538
HSBC Bank plc, 0.10%, dated 6/30/21, due 7/1/21, repurchase price $300,001, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-6.125%, maturing 7/15/21-2/15/50; total market value $306,123. (xx)	300,000	300,000
HSBC Bank plc, 0.10%, dated 6/30/21, due 7/1/21, repurchase price $300,001, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-6.125%, maturing 7/15/21-2/15/50; total market value $306,123. (xx)	300,000	300,000

Total Repurchase Agreements		5,023,767

Total Short-Term Investments (1.5%) (Cost $7,023,767)		7,023,767

Total Investments in Securities (101.0%) (Cost $213,880,556)		462,850,943
Other Assets Less Liabilities (-1.0%)		(4,564,314)

Net Assets (100%)		$458,286,629

*	Non-income producing.
(x)	All or a portion of security is on loan at June 30, 2021.
(xx)

At June 30, 2021, the Portfolio had loaned securities with a total value of $10,105,120. This was collateralized by $2,870,572 of various U.S. Government Treasury Securities, ranging from 0.000% - 3.875%, maturing 7/22/21 - 2/15/49 and by cash of $7,584,242, of which $7,023,767 was subsequently invested in an investment company and joint repurchase agreements as detailed in the Notes to the Financial Statements.

Glossary:

ADR	— American Depositary Receipt
NYRS	— New York Registry Shares

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2021:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$43,543,433	$—	$—	$43,543,433
Consumer Discretionary	94,462,372	—	—	94,462,372
Consumer Staples	11,150,078	—	—	11,150,078
Health Care	57,922,529	—	—	57,922,529
Industrials	45,515,270	—	—	45,515,270
Information Technology	190,493,778	—	—	190,493,778
Materials	5,548,420	—	—	5,548,420
Real Estate	7,191,296	—	—	7,191,296

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CLEARBRIDGE LARGE CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Short-Term Investments
Investment Company	$2,000,000	$—	$—	$2,000,000
Repurchase Agreements	—	5,023,767	—	5,023,767

Total Assets	$457,827,176	$5,023,767	$—	$462,850,943

Total Liabilities	$—	$—	$—	$—

Total	$457,827,176	$5,023,767	$—	$462,850,943

The Portfolio held no derivatives contracts during the six months ended June 30, 2021.

Investment security transactions for the six months ended June 30, 2021 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$31,942,540
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$52,464,098

As of June 30, 2021, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$250,070,541
Aggregate gross unrealized depreciation	(2,546,172)

Net unrealized appreciation	$247,524,369

Federal income tax cost of investments in securities and derivative instruments, if applicable	$215,326,574

For the six months ended June 30, 2021, the Portfolio incurred approximately $27 as brokerage commissions with Sanford C. Bernstein & Co., LLC, an affiliated broker/dealer.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CLEARBRIDGE LARGE CAP GROWTH PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2021 (Unaudited)

ASSETS
Investments in Securities, at value (x)
Unaffiliated Issuers (Cost $208,856,789)	$457,827,176
Repurchase Agreements (Cost $5,023,767)	5,023,767
Cash	3,292,499
Dividends, interest and other receivables	85,788
Securities lending income receivable	63,023
Receivable for Portfolio shares sold	23,790
Other assets	4,099

Total assets	466,320,142

LIABILITIES
Payable for return of collateral on securities loaned	7,023,767
Payable for Portfolio shares redeemed	347,950
Payable for securities purchased	255,820
Investment management fees payable	232,051
Distribution fees payable – Class IB	87,380
Administrative fees payable	33,904
Distribution fees payable – Class IA	3,410
Accrued expenses	49,231

Total liabilities	8,033,513

NET ASSETS	$458,286,629

Net assets were comprised of:
Paid in capital	$186,106,556
Total distributable earnings (loss)	272,180,073

Net assets	$458,286,629

Class IA
Net asset value, offering and redemption price per share, $16,831,760 / 927,995 shares outstanding (unlimited amount authorized: $0.01 par value)	$18.14

Class IB
Net asset value, offering and redemption price per share, $434,135,086 / 24,932,503 shares outstanding (unlimited amount authorized: $0.01 par value)	$17.41

Class K
Net asset value, offering and redemption price per share, $7,319,783 / 395,800 shares outstanding (unlimited amount authorized: $0.01 par value)	$18.49

(x)	Includes value of securities on loan of $10,105,120.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2021 (Unaudited)

INVESTMENT INCOME
Dividends (net of $14,510 foreign withholding tax)	$1,419,549
Interest	1,151
Securities lending (net)	88,207

Total income	1,508,907

EXPENSES
Investment management fees	1,400,086
Distribution fees – Class IB	509,893
Administrative fees	199,215
Professional fees	29,274
Printing and mailing expenses	22,204
Distribution fees – Class IA	19,660
Custodian fees	12,764
Trustees’ fees	5,527
Miscellaneous	3,878

Gross expenses	2,202,501
Less: Waiver from investment manager	(56,103)

Net expenses	2,146,398

NET INVESTMENT INCOME (LOSS)	(637,491)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities	20,074,824
Net change in unrealized appreciation (depreciation) on investments in securities	27,979,474

NET REALIZED AND UNREALIZED GAIN (LOSS)	48,054,298

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$47,416,807

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CLEARBRIDGE LARGE CAP GROWTH PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31, 2020
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(637,491)	$(693,019)
Net realized gain (loss)	20,074,824	39,345,015
Net change in unrealized appreciation (depreciation)	27,979,474	66,519,218

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	47,416,807	105,171,214

Distributions to shareholders:
Class IA	—	(1,206,061)
Class IB	—	(32,900,762)
Class K	—	(595,426)

Total distributions to shareholders	—	(34,702,249)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 26,971 and 128,076 shares, respectively ]	448,431	1,599,749
Capital shares issued in reinvestment of dividends and distributions [ 0 and 75,976 shares, respectively ]	—	1,206,061
Capital shares repurchased [ (52,889) and (273,719) shares, respectively ]	(889,098)	(3,668,834)

Total Class IA transactions	(440,667)	(863,024)

Class IB
Capital shares sold [ 666,809 and 1,463,728 shares, respectively ]	10,664,130	20,181,124
Capital shares issued in reinvestment of dividends and distributions [ 0 and 2,158,672 shares, respectively ]	—	32,900,762
Capital shares repurchased [ (1,899,843) and (5,072,152) shares, respectively ]	(30,572,069)	(69,958,467)

Total Class IB transactions	(19,907,939)	(16,876,581)

Class K
Capital shares sold [ 33,651 and 179,143 shares, respectively ]	563,862	2,489,271
Capital shares issued in reinvestment of dividends and distributions [ 0 and 36,840 shares, respectively ]	—	595,426
Capital shares repurchased [ (89,383) and (467,694) shares, respectively ]	(1,522,647)	(6,568,531)

Total Class K transactions	(958,785)	(3,483,834)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(21,307,391)	(21,223,439)

TOTAL INCREASE (DECREASE) IN NET ASSETS	26,109,416	49,245,526
NET ASSETS:
Beginning of period	432,177,213	382,931,687

End of period	$458,286,629	$432,177,213

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CLEARBRIDGE LARGE CAP GROWTH PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31,
Class IA			2020		2019	2018		2017	2016
Net asset value, beginning of period	$16.29		$13.51		$10.89	$11.95		$10.77	$10.73

Income (loss) from investment operations:
Net investment income (loss) (e)	(0.02)		(0.03	)###	— #	0.02	##	0.01	— #
Net realized and unrealized gain (loss)	1.87		4.17		3.45	0.01		2.65	0.09

Total from investment operations	1.85		4.14		3.45	0.03		2.66	0.09

Less distributions:
Dividends from net investment income	—		—		— #	(0.02)		(0.01)	—
Distributions from net realized gains	—		(1.36)		(0.83)	(1.07)		(1.47)	(0.05)

Total dividends and distributions	—		(1.36)		(0.83)	(1.09)		(1.48)	(0.05)

Net asset value, end of period	$18.14		$16.29		$13.51	$10.89		$11.95	$10.77

Total return (b)	11.36%		30.91%		31.99%	(0.38)%		25.59%	0.84%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$16,832		$15,538		$13,833	$11,286		$12,084	$12,944
Ratio of expenses to average net assets:
After waivers (a)(f)	1.00%		1.03%		1.04%	1.04%		1.04%	1.04%
Before waivers (a)(f)	1.03%		1.04%		1.04%	1.04%		1.04%	1.04%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	(0.30)%		(0.18	)%(bb)	0.02%	0.18	%(aa)	0.08%	(0.01)%
Before waivers (a)(f)	(0.33)%		(0.19	)%(bb)	0.02%	0.18	%(aa)	0.08%	(0.01)%
Portfolio turnover rate^	7	%(z)	20%		20%	18%		16%	78%

	Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31,
Class IB			2020		2019	2018		2017	2016
Net asset value, beginning of period	$15.64		$13.02		$10.52	$11.57		$10.47	$10.43

Income (loss) from investment operations:
Net investment income (loss) (e)	(0.02)		(0.03	)###	— #	0.02	##	0.01	— #
Net realized and unrealized gain (loss)	1.79		4.01		3.33	0.02		2.57	0.09

Total from investment operations	1.77		3.98		3.33	0.04		2.58	0.09

Less distributions:
Dividends from net investment income	—		—		— #	(0.02)		(0.01)	—
Distributions from net realized gains	—		(1.36)		(0.83)	(1.07)		(1.47)	(0.05)

Total dividends and distributions	—		(1.36)		(0.83)	(1.09)		(1.48)	(0.05)

Net asset value, end of period	$17.41		$15.64		$13.02	$10.52		$11.57	$10.47

Total return (b)	11.32%		30.85%		31.98%	(0.30)%		25.56%	0.87%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$434,135		$409,150		$359,458	$304,627		$343,495	$321,626
Ratio of expenses to average net assets:
After waivers (a)(f)	1.00%		1.03%		1.04%	1.04%		1.04%	1.04%
Before waivers (a)(f)	1.03%		1.03%		1.04%	1.04%		1.04%	1.04%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	(0.30)%		(0.19	)%(bb)	0.02%	0.17	%(aa)	0.07%	(0.02)%
Before waivers (a)(f)	(0.33)%		(0.19	)%(bb)	0.02%	0.17	%(aa)	0.07%	(0.02)%
Portfolio turnover rate^	7	%(z)	20%		20%	18%		16%	78%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CLEARBRIDGE LARGE CAP GROWTH PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31,
Class K			2020		2019	2018		2017	2016
Net asset value, beginning of period	$16.59		$13.71		$11.04	$12.09		$10.88	$10.81

Income (loss) from investment operations:
Net investment income (loss) (e)	—	#	0.01	###	0.04	0.06	##	0.04	0.02
Net realized and unrealized gain (loss)	1.90		4.23		3.49	0.01		2.68	0.10

Total from investment operations	1.90		4.24		3.53	0.07		2.72	0.12

Less distributions:
Dividends from net investment income	—		—		(0.03)	(0.05)		(0.04)	—
Distributions from net realized gains	—		(1.36)		(0.83)	(1.07)		(1.47)	(0.05)

Total dividends and distributions	—		(1.36)		(0.86)	(1.12)		(1.51)	(0.05)

Net asset value, end of period	$18.49		$16.59		$13.71	$11.04		$12.09	$10.88

Total return (b)	11.45%		31.19%		32.30%	(0.03)%		25.87%	1.12%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$7,320		$7,490		$9,641	$7,588		$7,820	$6,445
Ratio of expenses to average net assets:
After waivers (a)(f)	0.75%		0.78%		0.79%	0.79%		0.79%	0.79%
Before waivers (a)(f)	0.78%		0.78%		0.79%	0.79%		0.79%	0.79%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	(0.05)%		0.07	%(bb)	0.27%	0.44	%(aa)	0.32%	0.23%
Before waivers (a)(f)	(0.08)%		0.07	%(bb)	0.27%	0.44	%(aa)	0.32%	0.23%
Portfolio turnover rate^	7	%(z)	20%		20%	18%		16%	78%
#	Per share amount is less than $0.005.
##	Includes income resulting from a special dividend. Without this dividend, the per share income amounts would be $0.01, $0.01 and $0.04 for Class IA, Class IB and Class K, respectively.
###	Includes income resulting from a special dividend. Without this dividend, the per share income amounts would be $(0.03), $(0.03) and $0.00# for Class IA, Class IB and Class K, respectively.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(z)	Portfolio turnover rate for periods less than one year is not annualized.
(aa)	Includes income resulting from a special dividend. Without this dividend, the ratios for each class would have been 0.12% lower.
(bb)	Includes income resulting from a special dividend. Without this dividend, the ratios for each class would have been 0.05% lower

See Notes to Financial Statements.

EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2021	% of Net Assets
Information Technology	26.1%
Consumer Discretionary	13.5
Industrials	10.9
Health Care	10.9
Investment Company	8.0
Financials	8.0
Communication Services	7.1
Consumer Staples	4.9
Real Estate	4.1
Repurchase Agreements	2.1
Energy	1.8
Materials	1.8
Utilities	0.9
Cash and Other	(0.1)

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IA and Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2021 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/21	Ending Account Value 6/30/21	Expenses Paid During Period* 1/1/21 - 6/30/21
Class IA
Actual	$1,000.00	$1,168.80	$5.65
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.59	5.26
Class IB
Actual	1,000.00	1,168.30	5.65
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.59	5.26

* Expenses are equal to the Portfolio’s Class IA and Class IB shares annualized expense ratio of 1.05% and 1.05%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (7.1%)
Diversified Telecommunication Services (0.5%)
AT&T, Inc.	24,151	$695,066
Lumen Technologies, Inc.	3,512	47,728
Verizon Communications, Inc.	14,027	785,933

		1,528,727

Entertainment (1.7%)
Activision Blizzard, Inc.	2,619	249,957
Electronic Arts, Inc.	983	141,385
Endeavor Group Holdings, Inc., Class A (x)*	43,790	1,213,421
Live Nation Entertainment, Inc.*	487	42,656
Netflix, Inc.*	1,505	794,956
Take-Two Interactive Software, Inc.*	402	71,162
Walt Disney Co. (The)*	6,157	1,082,216
Zynga, Inc., Class A*	180,650	1,920,310

		5,516,063

Interactive Media & Services (4.3%)
Alphabet, Inc., Class A*	1,019	2,488,184
Alphabet, Inc., Class C*	964	2,416,092
Bumble, Inc., Class A (x)*	11,810	680,256
Facebook, Inc., Class A*	8,115	2,821,667
Match Group, Inc.*	18,710	3,016,987
Pinterest, Inc., Class A*	29,140	2,300,603
Twitter, Inc.*	2,686	184,824

		13,908,613

Media (0.5%)
Charter Communications, Inc., Class A*	466	336,196
Comcast Corp., Class A	15,539	886,034
Discovery, Inc., Class A (x)*	550	16,874
Discovery, Inc., Class C*	1,012	29,328
DISH Network Corp., Class A*	837	34,987
Fox Corp., Class A	1,051	39,024
Fox Corp., Class B	520	18,304
Interpublic Group of Cos., Inc. (The)	1,321	42,919
News Corp., Class A	1,255	32,341
News Corp., Class B	412	10,032
Omnicom Group, Inc.	757	60,552
Tribune Co. Litigation, Class 1C (r)*	24,151	—
ViacomCBS, Inc.	2,051	92,705

		1,599,296

Wireless Telecommunication Services (0.1%)
T-Mobile US, Inc.*	1,977	286,329

Total Communication Services		22,839,028

Consumer Discretionary (13.3%)
Auto Components (0.7%)
Aptiv plc*	901	141,755
BorgWarner, Inc.	815	39,560
Fox Factory Holding Corp.*	13,070	2,034,476

		2,215,791

Automobiles (0.7%)
Ford Motor Co.*	13,217	196,404
General Motors Co.*	4,328	256,088
Tesla, Inc.*	2,610	1,774,017

		2,226,509

Distributors (0.1%)
Genuine Parts Co.	475	60,073
LKQ Corp.*	894	44,003
Pool Corp.	136	62,378

		166,454

Hotels, Restaurants & Leisure (1.6%)
Booking Holdings, Inc.*	139	304,145
Caesars Entertainment, Inc.*	704	73,040
Carnival Corp.*	2,698	71,119
Chipotle Mexican Grill, Inc.*	96	148,833
Darden Restaurants, Inc.	443	64,674
Domino’s Pizza, Inc.	131	61,110
Expedia Group, Inc.*	16,913	2,768,827
Hilton Worldwide Holdings, Inc.*	939	113,262
Las Vegas Sands Corp.*	1,096	57,748
Marriott International, Inc., Class A*	917	125,189
McDonald’s Corp.	2,525	583,250
MGM Resorts International	1,399	59,667
Norwegian Cruise Line Holdings Ltd.*	1,228	36,116
Penn National Gaming, Inc.*	503	38,474
Royal Caribbean Cruises Ltd.*	750	63,960
Starbucks Corp.	4,011	448,470
Wynn Resorts Ltd.*	366	44,762
Yum! Brands, Inc.	1,002	115,260

		5,177,906

Household Durables (0.3%)
DR Horton, Inc.	1,119	101,124
Garmin Ltd.	505	73,043
Leggett & Platt, Inc.	452	23,418
Lennar Corp., Class A	935	92,892
Mohawk Industries, Inc.*	194	37,285
Newell Brands, Inc.	1,304	35,821
NVR, Inc.*	11	54,706
PulteGroup, Inc.	876	47,804
Purple Innovation, Inc.*	21,820	576,266
Whirlpool Corp.	206	44,912

		1,087,271

Internet & Direct Marketing Retail (3.6%)
Amazon.com, Inc.*	1,452	4,995,112
Chewy, Inc., Class A (x)*	14,520	1,157,389
eBay, Inc.	2,186	153,479
Etsy, Inc.*	426	87,688
Global-e Online Ltd.*	14,210	811,107
Klaviyo, Inc. (r)*	20,574	515,092
MercadoLibre, Inc.*	2,545	3,964,576

		11,684,443

Leisure Products (0.0%)
Hasbro, Inc.	410	38,753

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Multiline Retail (0.2%)
Dollar General Corp.	800	$173,112
Dollar Tree, Inc.*	784	78,008
Target Corp.	1,676	405,156

		656,276

Specialty Retail (4.9%)
Advance Auto Parts, Inc.	229	46,977
American Eagle Outfitters, Inc. (x)	88,610	3,325,533
AutoZone, Inc.*	72	107,440
Best Buy Co., Inc.	746	85,775
CarMax, Inc.*	550	71,033
Carvana Co.*	11,220	3,386,420
Gap, Inc. (The)	630	21,200
Home Depot, Inc. (The)	3,601	1,148,323
L Brands, Inc.	758	54,621
Lowe’s Cos., Inc.	15,434	2,993,733
O’Reilly Automotive, Inc.*	239	135,324
Ross Stores, Inc.	25,808	3,200,192
TJX Cos., Inc. (The)	4,125	278,108
Tractor Supply Co.	393	73,122
Ulta Beauty, Inc.*	181	62,584
Vroom, Inc. (x)*	16,670	697,806

		15,688,191

Textiles, Apparel & Luxury Goods (1.2%)
Crocs, Inc.*	26,180	3,050,494
Hanesbrands, Inc.	1,180	22,030
NIKE, Inc., Class B	4,328	668,633
PVH Corp.*	231	24,853
Ralph Lauren Corp.	170	20,028
Tapestry, Inc.*	918	39,915
Under Armour, Inc., Class A*	669	14,149
Under Armour, Inc., Class C*	702	13,036
VF Corp.	1,093	89,670

		3,942,808

Total Consumer Discretionary		42,884,402

Consumer Staples (4.9%)
Beverages (1.8%)
Brown-Forman Corp., Class B	592	44,365
Coca-Cola Co. (The)	13,174	712,845
Constellation Brands, Inc., Class A	9,705	2,269,903
Molson Coors Beverage Co., Class B*	667	35,811
Monster Beverage Corp.*	24,172	2,208,112
PepsiCo, Inc.	4,683	693,880

		5,964,916

Food & Staples Retailing (1.8%)
Casey’s General Stores, Inc.	6,560	1,276,838
Costco Wholesale Corp.	1,495	591,527
Kroger Co. (The)	2,578	98,763
Performance Food Group Co.*	62,090	3,010,744
Sysco Corp.	1,726	134,197
Walgreens Boots Alliance, Inc.	2,426	127,632
Walmart, Inc.	4,646	655,179

		5,894,880

Food Products (0.4%)
Archer-Daniels-Midland Co.	1,897	114,958
Campbell Soup Co.	683	31,138
Conagra Brands, Inc.	1,652	60,100
General Mills, Inc.	2,050	124,907
Hershey Co. (The)	488	85,000
Hormel Foods Corp.	973	46,461
J M Smucker Co. (The)	369	47,811
Kellogg Co.	864	55,581
Kraft Heinz Co. (The)	2,154	87,840
Lamb Weston Holdings, Inc.	481	38,797
McCormick & Co., Inc. (Non-Voting)	852	75,249
Mondelez International, Inc., Class A	4,776	298,213
Tyson Foods, Inc., Class A	997	73,539

		1,139,594

Household Products (0.5%)
Church & Dwight Co., Inc.	804	68,517
Clorox Co. (The)	425	76,462
Colgate-Palmolive Co.	2,860	232,661
Kimberly-Clark Corp.	1,136	151,974
Procter & Gamble Co. (The)	8,292	1,118,839

		1,648,453

Personal Products (0.1%)
Estee Lauder Cos., Inc. (The), Class A	793	252,237

Tobacco (0.3%)
Altria Group, Inc.	6,222	296,665
Philip Morris International, Inc.	5,278	523,102

		819,767

Total Consumer Staples		15,719,847

Energy (1.8%)
Energy Equipment & Services (0.1%)
Baker Hughes Co.	2,466	56,398
Halliburton Co.	2,992	69,175
NOV, Inc.*	1,195	18,307
Schlumberger NV	4,729	151,375

		295,255

Oil, Gas & Consumable Fuels (1.7%)
APA Corp.	1,278	27,643
Cabot Oil & Gas Corp.	1,351	23,588
Chevron Corp.	6,558	686,885
ConocoPhillips	4,582	279,044
Devon Energy Corp.	2,028	59,197
Diamondback Energy, Inc.	619	58,118
EOG Resources, Inc.	1,972	164,544
Exxon Mobil Corp.	14,330	903,936
Hess Corp.	924	80,684
Kinder Morgan, Inc.	6,585	120,045
Marathon Oil Corp.	2,761	37,605
Marathon Petroleum Corp.	2,243	135,522
Occidental Petroleum Corp.	2,836	88,682
ONEOK, Inc.	1,505	83,738
Phillips 66	1,483	127,271
Pioneer Natural Resources Co.	14,895	2,420,735

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Valero Energy Corp.	1,370	$106,970
Williams Cos., Inc. (The)	4,171	110,740

		5,514,947

Total Energy		5,810,202

Financials (7.9%)
Banks (3.0%)
Bank of America Corp.	25,540	1,053,014
Citigroup, Inc.	7,001	495,321
Citizens Financial Group, Inc.	1,464	67,154
Comerica, Inc.	501	35,741
Fifth Third Bancorp	2,405	91,943
First Republic Bank	11,485	2,149,647
Huntington Bancshares, Inc.	4,987	71,165
JPMorgan Chase & Co.	10,252	1,594,596
KeyCorp	3,331	68,785
M&T Bank Corp.	439	63,791
People’s United Financial, Inc.	1,439	24,664
PNC Financial Services Group, Inc. (The)‡	1,443	275,267
Regions Financial Corp.	3,176	64,092
SVB Financial Group*	184	102,383
Truist Financial Corp.	46,409	2,575,700
US Bancorp	4,582	261,037
Wells Fargo & Co.	14,007	634,377
Zions Bancorp NA	555	29,337

		9,658,014

Capital Markets (3.0%)
Altimeter Growth Corp. (Nasdaq Stock Exchange), Class A (x)*	53,080	621,036
Altimeter Growth Corp. (New York Stock Exchange), Class A (x)*	52,000	533,000
Ameriprise Financial, Inc.	393	97,810
Bank of New York Mellon Corp. (The)	2,684	137,501
BlackRock, Inc.‡	480	419,986
Cboe Global Markets, Inc.	363	43,215
Charles Schwab Corp. (The)	5,107	371,841
CME Group, Inc.	1,217	258,832
Dragoneer Growth Opportunities Corp. II, Class A*	72,500	732,250
Edify Acquisition Corp., Class A*	35,770	344,465
Franklin Resources, Inc.	923	29,527
Goldman Sachs Group, Inc. (The)	1,152	437,218
Intercontinental Exchange, Inc.	1,906	226,242
Invesco Ltd.	1,231	32,905
KKR & Co., Inc., Class A	51,390	3,044,344
MarketAxess Holdings, Inc.	127	58,876
Moody’s Corp.	547	198,216
Morgan Stanley	5,041	462,209
MSCI, Inc.	281	149,795
Nasdaq, Inc.	389	68,386
Northern Trust Corp.	706	81,628
Raymond James Financial, Inc.	413	53,649
S&P Global, Inc.	815	334,517
State Street Corp.	1,173	96,514
SVF Investment Corp., Class A*	64,840	640,619
T. Rowe Price Group, Inc.	771	152,635

		9,627,216

Consumer Finance (0.2%)
American Express Co.	2,210	365,158
Capital One Financial Corp.	1,518	234,820
Discover Financial Services	1,037	122,667
Synchrony Financial	1,837	89,131

		811,776

Diversified Financial Services (0.5%)
Berkshire Hathaway, Inc., Class B*	6,419	1,783,968

Insurance (1.2%)
Aflac, Inc.	2,100	112,686
Allstate Corp. (The)	1,019	132,918
American Equity Investment Life Holding Co.	45,440	1,468,621
American International Group, Inc.	2,919	138,944
Aon plc, Class A	757	180,741
Arthur J Gallagher & Co.	697	97,636
Assurant, Inc.	216	33,735
Chubb Ltd.	1,532	243,496
Cincinnati Financial Corp.	517	60,293
Everest Re Group Ltd.	135	34,021
Globe Life, Inc.	324	30,861
Hartford Financial Services Group, Inc. (The)	1,217	75,418
Lincoln National Corp.	610	38,332
Loews Corp.	768	41,971
Marsh & McLennan Cos., Inc.	1,719	241,829
MetLife, Inc.	2,485	148,727
Principal Financial Group, Inc.	841	53,143
Progressive Corp. (The)	1,985	194,947
Prudential Financial, Inc.	1,327	135,978
Travelers Cos., Inc. (The)	857	128,301
Unum Group	779	22,124
W R Berkley Corp.	454	33,791
Willis Towers Watson plc	436	100,289

		3,748,802

Total Financials		25,629,776

Health Care (10.9%)
Biotechnology (1.8%)
AbbVie, Inc.	5,985	674,150
Alexion Pharmaceuticals, Inc.*	749	137,599
Amgen, Inc.	1,937	472,144
Biogen, Inc.*	505	174,866
Caris Life Sciences, Inc. (r)*	69,480	565,623
Gilead Sciences, Inc.	4,248	292,517
Horizon Therapeutics plc*	17,900	1,676,156
Incyte Corp.*	631	53,086
Regeneron Pharmaceuticals, Inc.*	351	196,048
Ultragenyx Pharmaceutical, Inc.*	11,070	1,055,525
Vertex Pharmaceuticals, Inc.*	3,591	724,053

		6,021,767

Health Care Equipment & Supplies (2.2%)
Abbott Laboratories	6,018	697,667
ABIOMED, Inc.*	156	48,689
Align Technology, Inc.*	248	151,528
Baxter International, Inc.	1,708	137,494
Becton Dickinson and Co.	983	239,056
Boston Scientific Corp.*	4,851	207,429

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Cooper Cos., Inc. (The)	169	$66,970
Danaher Corp.	2,158	579,121
Dentsply Sirona, Inc.	706	44,662
Dexcom, Inc.*	332	141,764
Edwards Lifesciences Corp.*	2,112	218,740
Hologic, Inc.*	871	58,113
IDEXX Laboratories, Inc.*	290	183,149
Insulet Corp.*	9,580	2,629,806
Intuitive Surgical, Inc.*	403	370,615
Medtronic plc	4,562	566,281
ResMed, Inc.	503	123,999
STERIS plc	331	68,285
Stryker Corp.	1,108	287,781
Teleflex, Inc.	158	63,483
West Pharmaceutical Services, Inc.	249	89,416
Zimmer Biomet Holdings, Inc.	704	113,217

		7,087,265

Health Care Providers & Services (2.2%)
AmerisourceBergen Corp.	507	58,046
Anthem, Inc.	829	316,512
Cardinal Health, Inc.	996	56,862
Centene Corp.*	2,008	146,443
Cigna Corp.	1,162	275,475
CVS Health Corp.	4,479	373,728
DaVita, Inc.*	240	28,903
HCA Healthcare, Inc.	893	184,619
Henry Schein, Inc.*	476	35,315
Humana, Inc.	436	193,026
Laboratory Corp. of America Holdings*	330	91,031
McKesson Corp.	530	101,357
Quest Diagnostics, Inc.	436	57,539
Surgery Partners, Inc.*	56,520	3,765,362
UnitedHealth Group, Inc.	3,197	1,280,207
Universal Health Services, Inc., Class B	253	37,047

		7,001,472

Health Care Technology (0.5%)
Cerner Corp.	997	77,925
Teladoc Health, Inc.*	8,661	1,440,238

		1,518,163

Life Sciences Tools & Services (2.8%)
Agilent Technologies, Inc.	1,027	151,801
Bio-Rad Laboratories, Inc., Class A*	74	47,677
Charles River Laboratories International, Inc.*	7,088	2,621,993
Illumina, Inc.*	495	234,239
IQVIA Holdings, Inc.*	653	158,235
Mettler-Toledo International, Inc.*	79	109,442
PerkinElmer, Inc.	8,885	1,371,933
Syneos Health, Inc.*	40,780	3,649,402
Thermo Fisher Scientific, Inc.	1,332	671,954
Waters Corp.*	202	69,813

		9,086,489

Pharmaceuticals (1.4%)
Bristol-Myers Squibb Co.	7,578	506,362
Catalent, Inc.*	566	61,196
Eli Lilly and Co.	2,691	617,638
Johnson & Johnson	8,919	1,469,316
Merck & Co., Inc.	8,579	667,189
Organon & Co.*	853	25,812
Perrigo Co. plc	496	22,742
Pfizer, Inc.	18,958	742,395
Viatris, Inc.	4,143	59,203
Zoetis, Inc.	1,611	300,226

		4,472,079

Total Health Care		35,187,235

Industrials (10.7%)
Aerospace & Defense (1.1%)
Boeing Co. (The)*	1,871	448,217
General Dynamics Corp.	771	145,148
Howmet Aerospace, Inc.*	1,359	46,844
Huntington Ingalls Industries, Inc.	141	29,716
L3Harris Technologies, Inc.	7,485	1,617,883
Lockheed Martin Corp.	824	311,760
Northrop Grumman Corp.	507	184,259
Raytheon Technologies Corp.	5,106	435,593
Teledyne Technologies, Inc.*	160	67,013
Textron, Inc.	753	51,784
TransDigm Group, Inc.*	187	121,043

		3,459,260

Air Freight & Logistics (1.3%)
CH Robinson Worldwide, Inc.	470	44,025
Expeditors International of Washington, Inc.	553	70,010
FedEx Corp.	820	244,630
United Parcel Service, Inc., Class B	2,464	512,438
XPO Logistics, Inc.*	23,030	3,221,667

		4,092,770

Airlines (0.1%)
Alaska Air Group, Inc.*	421	25,391
American Airlines Group, Inc.*	2,210	46,874
Delta Air Lines, Inc.*	2,158	93,355
Southwest Airlines Co.*	1,998	106,074
United Airlines Holdings, Inc.*	1,077	56,316

		328,010

Building Products (1.1%)
A O Smith Corp.	458	33,004
Allegion plc	299	41,651
Carrier Global Corp.	2,769	134,573
Fortune Brands Home & Security, Inc.	469	46,717
Johnson Controls International plc	2,436	167,183
Masco Corp.	854	50,309
Trane Technologies plc	822	151,363
Trex Co., Inc.*	29,520	3,017,239

		3,642,039

Commercial Services & Supplies (0.9%)
Cintas Corp.	296	113,072
Copart, Inc.*	19,668	2,592,832
Republic Services, Inc.	712	78,327
Rollins, Inc.	718	24,556
Waste Management, Inc.	1,318	184,665

		2,993,452

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Construction & Engineering (0.6%)
Quanta Services, Inc.	473	$42,840
WillScot Mobile Mini Holdings Corp.*	63,800	1,778,106

		1,820,946

Electrical Equipment (2.2%)
AMETEK, Inc.	787	105,064
Eaton Corp. plc	1,353	200,488
Emerson Electric Co.	2,027	195,078
Generac Holdings, Inc.*	213	88,427
nVent Electric plc	30,450	951,258
Regal Beloit Corp.	9,750	1,301,723
Rockwell Automation, Inc.	389	111,262
Shoals Technologies Group, Inc., Class A (x)*	41,300	1,466,150
Vertiv Holdings Co., Class A	94,140	2,570,022

		6,989,472

Industrial Conglomerates (0.4%)
3M Co.	1,974	392,096
General Electric Co.	29,689	399,614
Honeywell International, Inc.	2,352	515,911
Roper Technologies, Inc.	357	167,861

		1,475,482

Machinery (0.7%)
Brain Corp. (r)*	52,300	212,600
Caterpillar, Inc.	1,858	404,357
Cummins, Inc.	486	118,492
Deere & Co.	1,051	370,698
Dover Corp.	487	73,342
Fortive Corp.	1,139	79,434
IDEX Corp.	247	54,352
Illinois Tool Works, Inc.	976	218,195
Ingersoll Rand, Inc.*	1,261	61,549
Otis Worldwide Corp.	1,346	110,062
PACCAR, Inc.	1,173	104,690
Parker-Hannifin Corp.	437	134,207
Pentair plc	562	37,929
Snap-on, Inc.	183	40,888
Stanley Black & Decker, Inc.	562	115,204
Westinghouse Air Brake Technologies Corp.	596	49,051
Xylem, Inc.	611	73,296

		2,258,346

Professional Services (0.1%)
Equifax, Inc.	417	99,876
IHS Markit Ltd.	1,279	144,092
Jacobs Engineering Group, Inc.	448	59,772
Leidos Holdings, Inc.	434	43,877
Nielsen Holdings plc	1,220	30,097
Robert Half International, Inc.	399	35,499
Verisk Analytics, Inc.	551	96,271

		509,484

Road & Rail (1.1%)
CSX Corp.	7,662	245,797
JB Hunt Transport Services, Inc.	271	44,159
Kansas City Southern	313	88,695
Norfolk Southern Corp.	838	222,414
Old Dominion Freight Line, Inc.	324	82,231
Uber Technologies, Inc.*	49,770	2,494,472
Union Pacific Corp.	2,249	494,623

		3,672,391

Trading Companies & Distributors (1.1%)
Fastenal Co.	1,941	100,932
H&E Equipment Services, Inc.	37,430	1,245,296
MSC Industrial Direct Co., Inc., Class A	21,490	1,928,298
United Rentals, Inc.*	245	78,157
WW Grainger, Inc.	146	63,948

		3,416,631

Total Industrials		34,658,283

Information Technology (26.1%)
Communications Equipment (0.3%)
Arista Networks, Inc.*	188	68,114
Cisco Systems, Inc.	14,252	755,356
F5 Networks, Inc.*	198	36,959
Juniper Networks, Inc.	1,114	30,468
Motorola Solutions, Inc.	572	124,038

		1,014,935

Electronic Equipment, Instruments & Components (0.6%)
Amphenol Corp., Class A	2,026	138,599
CDW Corp.	463	80,863
Corning, Inc.	2,596	106,176
IPG Photonics Corp.*	121	25,503
Keysight Technologies, Inc.*	625	96,506
nLight, Inc.*	33,950	1,231,706
TE Connectivity Ltd.	1,119	151,300
Trimble, Inc.*	847	69,310
Zebra Technologies Corp., Class A*	181	95,838

		1,995,801

IT Services (5.3%)
Accenture plc, Class A	2,160	636,746
Akamai Technologies, Inc.*	552	64,363
Automatic Data Processing, Inc.	1,434	284,821
Broadridge Financial Solutions, Inc.	389	62,835
Cognizant Technology Solutions Corp., Class A	1,784	123,560
DXC Technology Co.*	817	31,814
Fidelity National Information Services, Inc.	2,103	297,932
Fiserv, Inc.*	2,017	215,597
FleetCor Technologies, Inc.*	290	74,257
Gartner, Inc.*	292	70,722
Global Payments, Inc.	999	187,353
International Business Machines Corp.	3,020	442,702
Jack Henry & Associates, Inc.	248	40,551
Mastercard, Inc., Class A	2,965	1,082,492
Paychex, Inc.	1,087	116,635
Paymentus Holdings, Inc., Class A*	18,000	639,000
PayPal Holdings, Inc.*	3,979	1,159,799
Shopify, Inc., Class A*	3,616	5,282,904
Twilio, Inc., Class A (x)*	2,600	1,024,816
VeriSign, Inc.*	336	76,504

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Visa, Inc., Class A	5,731	$1,340,023
Western Union Co. (The)	1,390	31,928
Wix.com Ltd.*	13,130	3,811,376

		17,098,730

Semiconductors & Semiconductor Equipment (3.1%)
Advanced Micro Devices, Inc.*	4,118	386,804
Analog Devices, Inc.	1,251	215,372
Applied Materials, Inc.	3,122	444,573
Broadcom, Inc.	1,381	658,516
Enphase Energy, Inc.*	475	87,224
Intel Corp.	13,676	767,771
KLA Corp.	511	165,671
Lam Research Corp.	487	316,891
Maxim Integrated Products, Inc.*	907	95,561
Microchip Technology, Inc.	935	140,007
Micron Technology, Inc.*	3,818	324,454
Monolithic Power Systems, Inc.	144	53,777
NVIDIA Corp.	3,950	3,160,395
NXP Semiconductors NV	937	192,760
ON Semiconductor Corp.*	21,670	829,528
Qorvo, Inc.*	373	72,977
QUALCOMM, Inc.	3,820	545,993
Skyworks Solutions, Inc.	557	106,805
Teradyne, Inc.	564	75,553
Texas Instruments, Inc.	3,131	602,091
Universal Display Corp.	3,180	707,009
Xilinx, Inc.	852	123,233

		10,072,965

Software (13.3%)
Adobe, Inc.*	7,478	4,379,416
ANSYS, Inc.*	299	103,771
Autodesk, Inc.*	745	217,465
Avaya Holdings Corp.*	131	3,524
Cadence Design Systems, Inc.*	923	126,285
Citrix Systems, Inc.	424	49,722
Confluent, Inc., Class A*	11,670	554,325
Datadog, Inc., Class A*	9,750	1,014,780
DocuSign, Inc.*	22,740	6,357,422
Dynatrace, Inc.*	14,340	837,743
Fortinet, Inc.*	15,154	3,609,531
HubSpot, Inc.*	5,500	3,204,960
Intuit, Inc.	926	453,897
Microsoft Corp.	25,510	6,910,659
New Relic, Inc.*	13,650	914,140
NortonLifeLock, Inc.	1,897	51,636
Oracle Corp.	6,153	478,950
Paycom Software, Inc.*	166	60,336
Paycor, Inc. (r)*	12	303,263
PTC, Inc.*	356	50,289
salesforce.com, Inc.*	3,136	766,031
ServiceNow, Inc.*	10,649	5,852,158
Sprout Social, Inc., Class A*	17,548	1,569,142
Synopsys, Inc.*	521	143,687
Tyler Technologies, Inc.*	137	61,975
Unity Software, Inc. (x)*	8,800	966,504
Varonis Systems, Inc.*	22,700	1,307,974
Workday, Inc., Class A*	6,430	1,535,098
Yext, Inc.*	61,061	872,562

		42,757,245

Technology Hardware, Storage & Peripherals (3.5%)
Apple, Inc.	80,577	11,035,826
Hewlett Packard Enterprise Co.	4,401	64,167
HP, Inc.	4,068	122,813
NetApp, Inc.	766	62,674
Seagate Technology Holdings plc	679	59,704
Western Digital Corp.*	1,035	73,661

		11,418,845

Total Information Technology		84,358,521

Materials (1.8%)
Chemicals (0.7%)
Air Products and Chemicals, Inc.	749	215,472
Albemarle Corp.	394	66,373
Celanese Corp.	379	57,456
CF Industries Holdings, Inc.	736	37,867
Corteva, Inc.	2,485	110,210
Dow, Inc.	2,555	161,680
DuPont de Nemours, Inc.	1,772	137,171
Eastman Chemical Co.	454	53,005
Ecolab, Inc.	842	173,427
FMC Corp.	421	45,552
International Flavors & Fragrances, Inc.	844	126,094
Linde plc	1,766	510,551
LyondellBasell Industries NV, Class A	870	89,497
Mosaic Co. (The)	1,240	39,568
PPG Industries, Inc.	801	135,986
Sherwin-Williams Co. (The)	802	218,505

		2,178,414

Construction Materials (0.9%)
Martin Marietta Materials, Inc.	210	73,880
Summit Materials, Inc., Class A*	74,480	2,595,628
Vulcan Materials Co.	447	77,809

		2,747,317

Containers & Packaging (0.1%)
Amcor plc	5,058	57,965
Avery Dennison Corp.	273	57,395
Ball Corp.	1,126	91,229
International Paper Co.	1,330	81,542
Packaging Corp. of America	309	41,845
Sealed Air Corp.	489	28,973
Westrock Co.	956	50,878

		409,827

Metals & Mining (0.1%)
Freeport-McMoRan, Inc.	5,021	186,329
Newmont Corp.	2,723	172,584
Nucor Corp.	1,021	97,945

		456,858

Total Materials		5,792,416

Real Estate (4.1%)
Equity Real Estate Investment Trusts (REITs) (3.3%)
Alexandria Real Estate Equities, Inc. (REIT)	465	84,602
American Tower Corp. (REIT)	1,540	416,016

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
AvalonBay Communities, Inc. (REIT)	472	$98,502
Boston Properties, Inc. (REIT)	476	54,545
Crown Castle International Corp. (REIT)	1,462	285,236
Digital Realty Trust, Inc. (REIT)	13,957	2,099,970
Duke Realty Corp. (REIT)	1,287	60,939
Equinix, Inc. (REIT)	303	243,188
Equity Residential (REIT)	1,160	89,320
Essex Property Trust, Inc. (REIT)	220	66,002
Extra Space Storage, Inc. (REIT)	468	76,668
Federal Realty Investment Trust (REIT)	236	27,652
Healthpeak Properties, Inc. (REIT)	1,832	60,987
Host Hotels & Resorts, Inc. (REIT)*	2,272	38,828
Iron Mountain, Inc. (REIT)	962	40,712
Kimco Realty Corp. (REIT)	1,463	30,504
Lamar Advertising Co. (REIT), Class A	15,210	1,588,228
Mid-America Apartment Communities, Inc. (REIT)	390	65,684
Prologis, Inc. (REIT)	2,505	299,423
Public Storage (REIT)	514	154,555
Realty Income Corp. (REIT)	1,263	84,293
Regency Centers Corp. (REIT)	571	36,584
SBA Communications Corp. (REIT)	12,915	4,116,010
Simon Property Group, Inc. (REIT)	1,111	144,963
UDR, Inc. (REIT)	957	46,874
Ventas, Inc. (REIT)	1,256	71,718
Vornado Realty Trust (REIT)	541	25,248
Welltower, Inc. (REIT)	1,425	118,417
Weyerhaeuser Co. (REIT)	2,599	89,458

		10,615,126

Real Estate Management & Development (0.8%)
CBRE Group, Inc., Class A*	26,416	2,264,644
Compass, Inc., Class A (x)*	25,380	333,493

		2,598,137

Total Real Estate		13,213,263

Utilities (0.9%)
Electric Utilities (0.6%)
Alliant Energy Corp.	833	46,448
American Electric Power Co., Inc.	1,720	145,495
Duke Energy Corp.	2,600	256,672
Edison International	1,302	75,282
Entergy Corp.	675	67,297
Evergy, Inc.	790	47,740
Eversource Energy	1,163	93,319
Exelon Corp.	3,338	147,907
FirstEnergy Corp.	1,844	68,615
NextEra Energy, Inc.	6,640	486,579
NRG Energy, Inc.	828	33,368
Pinnacle West Capital Corp.	370	30,329
PPL Corp.	2,644	73,953
Southern Co. (The)	3,580	216,626
Xcel Energy, Inc.	1,818	119,770

		1,909,400

Gas Utilities (0.0%)
Atmos Energy Corp.	433	41,615

Independent Power and Renewable Electricity Producers (0.0%)
AES Corp. (The)	2,288	59,648

Multi-Utilities (0.3%)
Ameren Corp.	869	69,555
CenterPoint Energy, Inc.	2,030	49,776
CMS Energy Corp.	980	57,898
Consolidated Edison, Inc.	1,158	83,052
Dominion Energy, Inc.	2,719	200,037
DTE Energy Co.	671	86,961
NiSource, Inc.	1,288	31,556
Public Service Enterprise Group, Inc.	1,708	102,036
Sempra Energy	1,067	141,356
WEC Energy Group, Inc.	1,056	93,931

		916,158

Water Utilities (0.0%)
American Water Works Co., Inc.	613	94,482

Total Utilities		3,021,303

Total Common Stocks (89.5%) (Cost $149,719,165)		289,114,276

PREFERRED STOCK:
Consumer Discretionary (0.2%)
Internet & Direct Marketing Retail (0.2%)
DataRobot, Inc. 0.000% (r)*	22,891	469,730

Total Preferred Stock (0.2%) (Cost $300,834)		469,730

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Convertible Bond (0.2%)
Industrials (0.2%)
Electrical Equipment (0.2%)
Bloom Energy Corp. 2.500%, 8/15/25§	$328,000	584,627

Total Industrials		584,627

Total Long-Term Debt Securities (0.2%) (Cost $328,000)		584,627

	Number of Warrants	Value (Note 1)
WARRANTS:
Financials (0.1%)
Capital Markets (0.1%)
Altimeter Growth Corp., expiring 9/30/25*	10,616	33,865
Dragoneer Growth Opportunities Corp., expiring 8/14/25*	13,566	27,268
Edify Acquisition Corp., expiring 12/31/27*	17,885	12,519
Soaring Eagle Acquisition Corp., expiring 12/31/27*	32,800	108,240

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Number of Warrants	Value (Note 1)
SVF Investment Corp., expiring 12/31/27*	12,968	$19,841

Total Financials		201,733

Total Warrants (0.1%) (Cost $—)		201,733

SHORT-TERM INVESTMENTS:
Investment Company (8.0%)
JPMorgan Prime Money Market Fund, IM Shares	25,912,933	25,925,890

	Principal Amount	Value (Note 1)
Repurchase Agreements (2.1%)
Citigroup Global Markets, Inc., 0.07%, dated 6/30/21, due 7/1/21, repurchase price $6,095,688, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-5.000%, maturing 4/30/22-2/15/42; total market value $6,217,590. (xx)	$6,095,676	6,095,676
Deutsche Bank AG, 0.17%, dated 6/30/21, due 7/1/21, repurchase price $88,669, collateralized by various Foreign Government Agency Securities, ranging from 0.125%-1.875%, maturing 2/12/22-2/15/23; total market value $90,446. (xx)	88,669	88,669
HSBC Bank plc, 0.10%, dated 6/30/21, due 7/1/21, repurchase price $300,001, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-6.125%, maturing 7/15/21-2/15/50; total market value $306,123. (xx)	300,000	300,000
HSBC Bank plc, 0.10%, dated 6/30/21, due 7/1/21, repurchase price $300,001, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-6.125%, maturing 7/15/21-2/15/50; total market value $306,123. (xx)	300,000	300,000

Total Repurchase Agreements		6,784,345

Total Short-Term Investments (10.1%) (Cost $32,709,781)		32,710,235

Total Investments in Securities (100.1%) (Cost $183,057,780)		323,080,601
Other Assets Less Liabilities (-0.1%)		(168,627)

Net Assets (100%)		$322,911,974

*	Non-income producing.
‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.
§

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At June 30, 2021, the market value of these securities amounted to $584,627 or 0.2% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(r)	Value determined using significant unobservable inputs.
(x)	All or a portion of security is on loan at June 30, 2021.
(xx)

At June 30, 2021, the Portfolio had loaned securities with a total value of $7,685,984. This was collateralized by $1,030,076 of various U.S. Government Treasury Securities, ranging from 0.000% - 3.875%, maturing 7/22/21 - 2/15/49 and by cash of $6,784,345 which was subsequently invested in joint repurchase agreements as detailed in the Notes to the Financial Statements.

Glossary:

USD	— United States Dollar

Investments in companies which were affiliates for the six months ended June 30, 2021, were as follows:

Security Description	Shares at June 30, 2021	Market Value December 31, 2020 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value June 30, 2021 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
COMMON STOCKS:
Financials
Banks
PNC Financial Services Group, Inc. (The)	1,443	215,007	3,567	(3,516)	578	59,631	275,267	3,296	—
Capital Markets
BlackRock, Inc.	480	346,339	—	—	—	73,647	419,986	3,965	—

Total		561,346	3,567	(3,516)	578	133,278	695,253	7,261	—

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

Futures contracts outstanding as of June 30, 2021 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 E-Mini Index	143	9/2021	USD	30,663,490	399,319

					399,319

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2021:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Communication Services	$22,839,028	$—	$—	(a)	$22,839,028
Consumer Discretionary	42,369,310	—	515,092		42,884,402
Consumer Staples	15,719,847	—	—		15,719,847
Energy	5,810,202	—	—		5,810,202
Financials	25,629,776	—	—		25,629,776
Health Care	34,621,612	—	565,623		35,187,235
Industrials	34,445,683	—	212,600		34,658,283
Information Technology	84,055,258	—	303,263		84,358,521
Materials	5,792,416	—	—		5,792,416
Real Estate	13,213,263	—	—		13,213,263
Utilities	3,021,303	—	—		3,021,303
Convertible Bond
Industrials	—	584,627	—		584,627
Futures	399,319	—	—		399,319
Preferred Stock
Consumer Discretionary	—	—	469,730		469,730
Short-Term Investments
Investment Company	25,925,890	—	—		25,925,890
Repurchase Agreements	—	6,784,345	—		6,784,345
Warrants
Financials	201,733	—	—		201,733

Total Assets	$314,044,640	$7,368,972	$2,066,308		$323,479,920

Total Liabilities	$—	$—	$—		$—

Total	$314,044,640	$7,368,972	$2,066,308		$323,479,920

(a)	Value is zero.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

Fair Values of Derivative Instruments as of June 30, 2021:

	Statement of Assets and Liabilities
Derivatives Contracts^	Asset Derivatives	Fair Value
Equity contracts	Receivables, Net assets – Unrealized appreciation	$399,319	*

Total		$399,319

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2021:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Options	Futures	Total
Equity contracts	$(183,817)	$4,668,627	$4,484,810

Total	$(183,817)	$4,668,627	$4,484,810

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Options	Futures	Total
Equity contracts	$(266,998)	$(251,990)	$(518,988)

Total	$(266,998)	$(251,990)	$(518,988)

^ This Portfolio held options and futures contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

The Portfolio held option contracts with an average notional balance of approximately $219,000 and futures contracts with an average notional balance of approximately $30,980,000 respectively, during the six months ended June 30, 2021.

Investment security transactions for the six months ended June 30, 2021 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$28,952,248
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$34,860,517

As of June 30, 2021, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$141,243,207
Aggregate gross unrealized depreciation	(2,248,584)

Net unrealized appreciation	$138,994,623

Federal income tax cost of investments in securities and derivative instruments, if applicable	$184,485,297

For the six months ended June 30, 2021, the Portfolio incurred approximately $522 as brokerage commissions with Sanford C. Bernstein & Co., LLC, an affiliated broker/dealer.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2021 (Unaudited)

ASSETS
Investments in Securities, at value (x)
Affiliated Issuers (Cost $296,042)	$695,253
Unaffiliated Issuers (Cost $175,977,393)	315,601,003
Repurchase Agreements (Cost $6,784,345)	6,784,345
Cash	4,496,034
Foreign cash (Cost $11)	11
Cash held as collateral at broker for futures	1,748,200
Receivable for securities sold	606,644
Dividends, interest and other receivables	104,109
Due from broker for futures variation margin	47,197
Receivable for Portfolio shares sold	40,300
Securities lending income receivable	6,036
Other assets	2,964

Total assets	330,132,096

LIABILITIES
Payable for return of collateral on securities loaned	6,784,345
Investment management fees payable	164,300
Distribution fees payable – Class IB	62,479
Payable for Portfolio shares redeemed	57,708
Administrative fees payable	30,536
Distribution fees payable – Class IA	2,401
Trustees’ fees payable	608
Accrued expenses	117,745

Total liabilities	7,220,122

NET ASSETS	$322,911,974

Net assets were comprised of:
Paid in capital	$189,668,829
Total distributable earnings (loss)	133,243,145

Net assets	$322,911,974

Class IA
Net asset value, offering and redemption price per share, $12,245,630 / 1,119,256 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.94

Class IB
Net asset value, offering and redemption price per share, $310,666,344 / 28,508,469 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.90

(x)	Includes value of securities on loan of $7,685,984.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2021 (Unaudited)

INVESTMENT INCOME
Dividends ($7,261 of dividend income received from affiliates) (net of $321 foreign withholding tax)	$1,137,402
Interest	41,747
Securities lending (net)	24,035

Total income	1,203,184

EXPENSES
Investment management fees	1,060,175
Distribution fees – Class IB	365,992
Administrative fees	180,400
Professional fees	31,793
Custodian fees	20,184
Printing and mailing expenses	18,283
Distribution fees – Class IA	12,641
Trustees’ fees	3,768
Miscellaneous	1,493

Gross expenses	1,694,729
Less: Waiver from investment manager	(103,079)

Net expenses	1,591,650

NET INVESTMENT INCOME (LOSS)	(388,466)

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities ($578 realized gain (loss) from affiliates)	10,120,654
Futures contracts	4,668,627
Foreign currency transactions	726
Options written	216,635

Net realized gain (loss)	15,006,642

Change in unrealized appreciation (depreciation) on:
Investments in securities ($133,278 of change in unrealized appreciation (depreciation) from affiliates)	33,173,446
Futures contracts	(251,990)
Foreign currency translations	(604)
Options written	(40,835)

Net change in unrealized appreciation (depreciation)	32,880,017

NET REALIZED AND UNREALIZED GAIN (LOSS)	47,886,659

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$47,498,193

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31, 2020
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(388,466)	$75,685
Net realized gain (loss)	15,006,642	14,265,906
Net change in unrealized appreciation (depreciation)	32,880,017	57,431,373

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	47,498,193	71,772,964

Distributions to shareholders:
Class IA	—	(478,769)
Class IB	—	(16,468,168)

Total distributions to shareholders	—	(16,946,937)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 322,315 and 395,700 shares, respectively ]	3,271,486	3,443,073
Capital shares issued in reinvestment of dividends and distributions [ 0 and 52,739 shares, respectively ]	—	478,769
Capital shares repurchased [ (87,309) and (204,724) shares, respectively ]	(892,823)	(1,578,712)

Total Class IA transactions	2,378,663	2,343,130

Class IB
Capital shares sold [ 1,917,093 and 4,258,675 shares, respectively ]	19,003,883	36,229,907
Capital shares issued in reinvestment of dividends and distributions [ 0 and 1,821,860 shares, respectively ]	—	16,468,168
Capital shares repurchased [ (2,784,111) and (4,706,150) shares, respectively ]	(28,200,519)	(37,020,844)

Total Class IB transactions	(9,196,636)	15,677,231

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(6,817,973)	18,020,361

TOTAL INCREASE (DECREASE) IN NET ASSETS	40,680,220	72,846,388
NET ASSETS:
Beginning of period	282,231,754	209,385,366

End of period	$322,911,974	$282,231,754

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31,
Class IA			2020	2019	2018	2017		2016
Net asset value, beginning of period	$9.36		$7.34	$5.59	$14.68	$13.78		$12.44

Income (loss) from investment operations:
Net investment income (loss) (e)	(0.01)		— #	0.02	0.14	0.20	##	0.20
Net realized and unrealized gain (loss)	1.59		2.62	1.85	(1.70)	1.73		1.44

Total from investment operations	1.58		2.62	1.87	(1.56)	1.93		1.64

Less distributions:
Dividends from net investment income	—		— #	(0.02)	(0.54)	(0.16)		(0.30)
Distributions from net realized gains	—		(0.60)	(0.10)	(6.99)	(0.87)		—

Total dividends and distributions	—		(0.60)	(0.12)	(7.53)	(1.03)		(0.30)

Net asset value, end of period	$10.94		$9.36	$7.34	$5.59	$14.68		$13.78

Total return (b)	16.88%		35.99%	33.66%	(10.10)%	14.17%		13.14%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$12,246		$8,279	$4,700	$3,251	$2,864		$2,580
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	1.05%		1.05%	1.05%	1.05%	1.05%		1.09%
Before waivers and reimbursements (a)(f)	1.12%		1.14%	1.15%	1.12%	1.11%		1.12%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	(0.26)%		0.03%	0.34%	0.97%	1.35	%(aa)	1.57%
Before waivers and reimbursements (a)(f)	(0.33)%		(0.07)%	0.24%	0.90%	1.29	%(aa)	1.54%
Portfolio turnover rate^	11	%(z)	30%	19%	44%*	13%		13%

	Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31,
Class IB			2020	2019	2018	2017		2016
Net asset value, beginning of period	$9.33		$7.31	$5.57	$14.66	$13.76		$12.42

Income (loss) from investment operations:
Net investment income (loss) (e)	(0.01)		— #	0.02	0.14	0.20	##	0.20
Net realized and unrealized gain (loss)	1.58		2.62	1.84	(1.70)	1.73		1.44

Total from investment operations	1.57		2.62	1.86	(1.56)	1.93		1.64

Less distributions:
Dividends from net investment income	—		— #	(0.02)	(0.54)	(0.16)		(0.30)
Distributions from net realized gains	—		(0.60)	(0.10)	(6.99)	(0.87)		—

Total dividends and distributions	—		(0.60)	(0.12)	(7.53)	(1.03)		(0.30)

Net asset value, end of period	$10.90		$9.33	$7.31	$5.57	$14.66		$13.76

Total return (b)	16.83%		36.15%	33.60%	(10.11)%	14.19%		13.16%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$310,666		$273,952	$204,686	$165,307	$207,105		$200,159
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	1.05%		1.05%	1.05%	1.05%	1.05%		1.09%
Before waivers and reimbursements (a)(f)	1.12%		1.14%	1.15%	1.12%	1.11%		1.12%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	(0.26)%		0.03%	0.34%	0.97%	1.34	%(aa)	1.57%
Before waivers and reimbursements (a)(f)	(0.32)%		(0.06)%	0.24%	0.90%	1.28	%(aa)	1.54%
Portfolio turnover rate^	11	%(z)	30%	19%	44%*	13%		13%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

		Year Ended December 31,
Class K	January 1, 2018 to October 2, 2018‡	2017		2016
Net asset value, beginning of period	$14.68	$13.78		$12.44

Income (loss) from investment operations:
Net investment income (loss) (e)	0.17	0.23	##	0.23
Net realized and unrealized gain (loss)	0.81	1.73		1.44

Total from investment operations	0.98	1.96		1.67

Less distributions:
Dividends from net investment income	— #	(0.19)		(0.33)
Distributions from net realized gains	(0.18)	(0.87)		—

Total dividends and distributions	(0.18)	(1.06)		(0.33)

Net asset value, end of period	$15.48	$14.68		$13.78

Total return (b)	6.69%	14.44%		13.43%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$—	$420,554		$414,906
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.80%	0.80%		0.84%
Before waivers and reimbursements (a)(f)	0.86%	0.86%		0.87%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	1.49%	1.59	%(aa)	1.82%
Before waivers and reimbursements (a)(f)	1.43%	1.52	%(aa)	1.79%
Portfolio turnover rate^	44%*	13%		13%
*

The portfolio turnover rate calculation includes purchases and sales made as a result of the replacement of the sub-adviser. Excluding such transactions, the portfolio turnover rate would have been 25%.

‡	After the close of business on October 2, 2018 operations for Class K ceased and shares were fully redeemed. The shares are no longer operational, but are still registered.
#	Per share amount is less than $0.005.
##	Includes income resulting from a special dividend. Without this dividend, the per share income amounts would be $0.17, $0.17 and $0.20 for Class IA, Class IB and Class K, respectively.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(z)	Portfolio turnover rate for periods less than one year is not annualized.
(aa)	Includes income resulting from a special dividend. Without this dividend, the ratios for each class would have been 0.20% lower.

See Notes to Financial Statements.

EQ/COMMON STOCK INDEX PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2021	% of Net Assets
Information Technology	26.4%
Health Care	13.5
Consumer Discretionary	12.1
Financials	11.5
Communication Services	10.0
Industrials	9.4
Consumer Staples	5.3
Real Estate	3.3
Energy	2.8
Materials	2.4
Utilities	2.3
Repurchase Agreements	0.6
Investment Company	0.1
Cash and Other	0.3

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IA and Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2021 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/21	Ending Account Value 6/30/21	Expenses Paid During Period* 1/1/21 - 6/30/21
Class IA
Actual	$1,000.00	$1,145.80	$3.62
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.42	3.41
Class IB
Actual	1,000.00	1,145.80	3.62
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.42	3.41

* Expenses are equal to the Portfolio’s Class IA and Class IB shares annualized expense ratio of 0.68% and 0.68%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (10.0%)
Diversified Telecommunication Services (1.0%)
AT&T, Inc.	1,184,878	$34,100,789
Bandwidth, Inc., Class A*	3,300	455,136
Cogent Communications Holdings, Inc.	4,100	315,249
Globalstar, Inc. (x)*	327,500	582,950
Iridium Communications, Inc.*	18,800	751,812
Liberty Latin America Ltd., Class C*	3,934	55,469
Lumen Technologies, Inc.	194,275	2,640,197
Verizon Communications, Inc.	687,394	38,514,686

		77,416,288

Entertainment (1.9%)
Activision Blizzard, Inc.	133,300	12,722,152
AMC Entertainment Holdings, Inc., Class A (x)*	64,200	3,638,856
Electronic Arts, Inc.	49,800	7,162,734
Liberty Media Corp.-Liberty Formula One, Class A*	6,700	285,621
Liberty Media Corp.-Liberty Formula One, Class C*	40,748	1,964,461
Lions Gate Entertainment Corp., Class B*	16,200	296,460
Live Nation Entertainment, Inc.*	25,200	2,207,268
Madison Square Garden Entertainment Corp.*	3,000	251,910
Madison Square Garden Sports Corp., Class A*	2,229	384,659
Netflix, Inc.*	72,600	38,348,046
Playtika Holding Corp.*	13,138	313,210
Roku, Inc.*	18,500	8,496,125
Skillz, Inc. (x)*	48,800	1,059,936
Spotify Technology SA*	23,000	6,338,570
Take-Two Interactive Software, Inc.*	21,800	3,859,036
Walt Disney Co. (The)*	301,239	52,948,779
World Wrestling Entertainment, Inc., Class A	8,500	492,065
Zynga, Inc., Class A*	165,300	1,757,139

		142,527,027

Interactive Media & Services (5.6%)
Alphabet, Inc., Class A*	49,925	121,906,366
Alphabet, Inc., Class C*	47,019	117,844,660
Cargurus, Inc.*	15,500	406,565
Facebook, Inc., Class A*	397,000	138,040,870
fuboTV, Inc. (x)*	21,600	693,576
IAC/InterActiveCorp*	14,850	2,289,424
Match Group, Inc.*	44,698	7,207,553
MediaAlpha, Inc., Class A*	3,000	126,300
Pinterest, Inc., Class A*	90,600	7,152,870
TripAdvisor, Inc.*	20,000	806,000
Twitter, Inc.*	136,300	9,378,803
Vimeo, Inc.*	24,108	1,181,292
Yelp, Inc.*	8,000	319,680
Zillow Group, Inc., Class A*	10,600	1,298,818
Zillow Group, Inc., Class C*	27,124	3,315,095

		411,967,872

Media (1.3%)
Advantage Solutions, Inc.*	4,700	50,713
Altice USA, Inc., Class A*	38,400	1,310,976
Cable One, Inc.	900	1,721,529
Cardlytics, Inc.*	4,600	583,878
Charter Communications, Inc., Class A*	21,775	15,709,574
Comcast Corp., Class A	756,548	43,138,367
Discovery, Inc., Class A (x)*	26,800	822,224
Discovery, Inc., Class C*	57,209	1,657,917
DISH Network Corp., Class A*	47,529	1,986,712
Fox Corp., Class A	57,308	2,127,846
Fox Corp., Class B	32,333	1,138,122
iHeartMedia, Inc., Class A*	10,300	277,379
Interpublic Group of Cos., Inc. (The)	77,600	2,521,224
John Wiley & Sons, Inc., Class A	5,500	330,990
Liberty Broadband Corp., Class A*	5,100	857,667
Liberty Broadband Corp., Class C*	27,725	4,814,723
Liberty Media Corp.-Liberty SiriusXM, Class A*	24,697	1,150,386
Liberty Media Corp.-Liberty SiriusXM, Class C*	34,365	1,594,193
Magnite, Inc.*	17,700	598,968
New York Times Co. (The), Class A	31,600	1,376,180
News Corp., Class A	66,861	1,723,008
News Corp., Class B	13,800	336,030
Nexstar Media Group, Inc., Class A	9,772	1,445,083
Omnicom Group, Inc.	42,600	3,407,574
Sinclair Broadcast Group, Inc., Class A	8,500	282,370
Sirius XM Holdings, Inc. (x)	149,340	976,684
TEGNA, Inc.	38,500	722,260
ViacomCBS, Inc.	95,316	4,308,283

		96,970,860

Wireless Telecommunication Services (0.2%)
Shenandoah Telecommunications Co.	2,000	97,020
T-Mobile US, Inc.*	97,303	14,092,393
United States Cellular Corp.*	5,600	203,336

		14,392,749

Total Communication Services		743,274,796

Consumer Discretionary (12.1%)
Auto Components (0.3%)
Adient plc*	15,253	689,436
Aptiv plc*	47,600	7,488,908
BorgWarner, Inc.	46,560	2,260,022
Cooper-Standard Holdings, Inc.*	3,600	104,400
Dana, Inc.	19,100	453,816
Dorman Products, Inc.*	3,500	362,845
Fox Factory Holding Corp.*	6,900	1,074,054
Gentex Corp.	56,600	1,872,894
Gentherm, Inc.*	4,200	298,410

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Goodyear Tire & Rubber Co. (The)*	39,400	$675,710
LCI Industries	3,100	407,402
Lear Corp.	10,600	1,857,968
QuantumScape Corp. (x)*	20,200	591,052
Visteon Corp.*	4,100	495,854

		18,632,771

Automobiles (1.5%)
Ford Motor Co.*	648,936	9,643,189
General Motors Co.*	228,000	13,490,760
Harley-Davidson, Inc.	35,950	1,647,229
Tesla, Inc.*	128,700	87,477,390
Thor Industries, Inc.	10,700	1,209,100
Workhorse Group, Inc. (x)*	16,200	268,758

		113,736,426

Distributors (0.1%)
Core-Mark Holding Co., Inc.	3,700	166,537
Genuine Parts Co.	25,600	3,237,632
LKQ Corp.*	46,300	2,278,886
Pool Corp.	7,700	3,531,682

		9,214,737

Diversified Consumer Services (0.2%)
2U, Inc.*	11,900	495,873
Adtalem Global Education, Inc.*	1,100	39,204
Bright Horizons Family Solutions, Inc.*	12,000	1,765,320
Chegg, Inc.*	20,100	1,670,511
Coursera, Inc. (x)*	13,100	518,236
frontdoor, Inc.*	15,900	792,138
Graham Holdings Co., Class B	900	570,510
Grand Canyon Education, Inc.*	9,300	836,721
H&R Block, Inc.	39,750	933,330
Houghton Mifflin Harcourt Co.*	7,700	85,008
Laureate Education, Inc., Class A*	8,500	123,335
Service Corp. International	31,400	1,682,726
Strategic Education, Inc.	4,200	319,452
Terminix Global Holdings, Inc.*	31,800	1,517,178
Vivint Smart Home, Inc.*	7,600	100,320

		11,449,862

Hotels, Restaurants & Leisure (2.1%)
Aramark	46,200	1,720,950
Booking Holdings, Inc.*	6,980	15,272,868
Boyd Gaming Corp.*	15,000	922,350
Brinker International, Inc.*	7,600	470,060
Caesars Entertainment, Inc.*	33,000	3,423,750
Carnival Corp.*	141,160	3,720,978
Cheesecake Factory, Inc. (The)*	2,400	130,032
Chipotle Mexican Grill, Inc.*	4,700	7,286,598
Choice Hotels International, Inc.	7,400	879,564
Churchill Downs, Inc.	6,600	1,308,516
Cracker Barrel Old Country Store, Inc.	5,800	861,068
Darden Restaurants, Inc.	22,450	3,277,476
Domino’s Pizza, Inc.	7,600	3,545,324
DraftKings, Inc., Class A (x)*	50,300	2,624,151
ESC Co. (r)*	1,020	—
Expedia Group, Inc.*	23,787	3,894,170
Hilton Grand Vacations, Inc.*	11,340	469,363
Hilton Worldwide Holdings, Inc.*	47,333	5,709,306
Hyatt Hotels Corp., Class A*	7,100	551,244
International Game Technology plc (x)*	24,500	587,020
Las Vegas Sands Corp.*	57,000	3,003,330
Marriott International, Inc., Class A*	47,505	6,485,383
Marriott Vacations Worldwide Corp.*	8,171	1,301,640
McDonald’s Corp.	123,921	28,624,512
MGM Resorts International	80,700	3,441,855
Norwegian Cruise Line Holdings Ltd. (x)*	55,300	1,626,373
Papa John’s International, Inc.	5,200	543,088
Penn National Gaming, Inc.*	27,000	2,065,230
Planet Fitness, Inc., Class A*	18,400	1,384,600
Red Rock Resorts, Inc., Class A*	16,200	688,500
Royal Caribbean Cruises Ltd.*	33,350	2,844,088
Scientific Games Corp., Class A*	15,800	1,223,552
SeaWorld Entertainment, Inc.*	11,200	559,328
Shake Shack, Inc., Class A*	5,700	610,014
Six Flags Entertainment Corp.*	16,884	730,740
Starbucks Corp.	195,500	21,858,855
Texas Roadhouse, Inc.	11,500	1,106,300
Travel + Leisure Co.	16,470	979,141
Vail Resorts, Inc.*	8,300	2,627,116
Wendy’s Co. (The)	47,800	1,119,476
Wingstop, Inc.	5,500	866,965
Wyndham Hotels & Resorts, Inc.	21,270	1,537,608
Wynn Resorts Ltd.*	21,200	2,592,760
Yum China Holdings, Inc.	67,740	4,487,775
Yum! Brands, Inc.	51,040	5,871,131

		154,834,148

Household Durables (0.5%)
DR Horton, Inc.	59,000	5,331,830
Garmin Ltd.	26,100	3,775,104
Helen of Troy Ltd.*	6,000	1,368,720
Installed Building Products, Inc.	2,700	330,372
iRobot Corp. (x)*	4,700	438,933
KB Home	16,700	680,024
Leggett & Platt, Inc.	22,400	1,160,544
Lennar Corp., Class A	46,089	4,578,942
LGI Homes, Inc.*	3,900	631,566
M.D.C. Holdings, Inc.	6,912	349,747
Meritage Homes Corp.*	7,000	658,560
Mohawk Industries, Inc.*	11,400	2,190,966
Newell Brands, Inc.	66,190	1,818,239
NVR, Inc.*	600	2,983,980
PulteGroup, Inc.	48,900	2,668,473
Sonos, Inc.*	13,700	482,651
Taylor Morrison Home Corp., Class A*	24,400	644,648
Tempur Sealy International, Inc.	40,400	1,583,276
Toll Brothers, Inc.	20,800	1,202,448
TopBuild Corp.*	7,011	1,386,636
Whirlpool Corp.	11,020	2,402,581

		36,668,240

Internet & Direct Marketing Retail (3.6%)
Amazon.com, Inc.*	72,010	247,725,921

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
DoorDash, Inc., Class A*	13,900	$2,478,787
eBay, Inc.	110,470	7,756,099
Etsy, Inc.*	20,900	4,302,056
Overstock.com, Inc. (x)*	7,200	663,840
Qurate Retail, Inc., Class A	71,520	936,197
Revolve Group, Inc.*	8,600	592,540
Shutterstock, Inc.	2,000	196,340
Stamps.com, Inc.*	3,100	620,899
Stitch Fix, Inc., Class A*	14,900	898,470
Wayfair, Inc., Class A (x)*	11,600	3,662,236

		269,833,385

Leisure Products (0.2%)
Acushnet Holdings Corp.	7,300	360,620
Brunswick Corp.	14,900	1,484,338
Callaway Golf Co.*	16,300	549,799
Hasbro, Inc.	22,600	2,136,152
Hayward Holdings, Inc.*	6,300	163,926
Latham Group, Inc. (x)*	4,000	127,840
Mattel, Inc.*	79,800	1,603,980
Peloton Interactive, Inc., Class A*	44,903	5,568,870
Polaris, Inc.	12,300	1,684,608
YETI Holdings, Inc.*	12,900	1,184,478

		14,864,611

Multiline Retail (0.5%)
Dillard’s, Inc., Class A (x)	3,200	578,816
Dollar General Corp.	41,800	9,045,102
Dollar Tree, Inc.*	40,723	4,051,939
Kohl’s Corp.	26,810	1,477,499
Macy’s, Inc.*	74,400	1,410,624
Nordstrom, Inc.*	24,390	891,942
Ollie’s Bargain Outlet Holdings, Inc.*	10,100	849,713
Target Corp.	82,460	19,933,880

		38,239,515

Specialty Retail (2.3%)
Aaron’s Co., Inc. (The)	7,300	233,527
Academy Sports & Outdoors, Inc.*	13,900	573,236
Advance Auto Parts, Inc.	11,350	2,328,339
American Eagle Outfitters, Inc.	26,000	975,780
Asbury Automotive Group, Inc.*	3,300	565,521
AutoNation, Inc.*	10,800	1,023,948
AutoZone, Inc.*	3,890	5,804,736
Bed Bath & Beyond, Inc.*	22,400	745,696
Best Buy Co., Inc.	41,110	4,726,828
Burlington Stores, Inc.*	12,300	3,960,477
Camping World Holdings, Inc., Class A	11,600	475,484
CarMax, Inc.*	31,750	4,100,513
Carvana Co.*	12,800	3,863,296
Dick’s Sporting Goods, Inc.	13,200	1,322,508
Five Below, Inc.*	10,700	2,067,989
Floor & Decor Holdings, Inc., Class A*	16,700	1,765,190
Foot Locker, Inc.	24,200	1,491,446
GameStop Corp., Class A*	9,800	2,098,572
Gap, Inc. (The)	32,090	1,079,829
Home Depot, Inc. (The)	178,360	56,877,220
L Brands, Inc.	41,190	2,968,151
Leslie’s, Inc.*	19,354	532,041
Lithia Motors, Inc., Class A	4,300	1,477,652
Lowe’s Cos., Inc.	119,040	23,090,189
Monro, Inc.	5,300	336,603
Murphy USA, Inc.	3,855	514,141
National Vision Holdings, Inc.*	14,700	751,611
O’Reilly Automotive, Inc.*	12,450	7,049,315
Penske Automotive Group, Inc.	4,900	369,901
Petco Health & Wellness Co., Inc. (x)*	17,974	402,797
Rent-A-Center, Inc.	9,600	509,472
RH*	3,500	2,376,500
Ross Stores, Inc.	61,720	7,653,280
Sally Beauty Holdings, Inc.*	8,800	194,216
Signet Jewelers Ltd.*	8,600	694,794
Sleep Number Corp.*	4,600	505,770
TJX Cos., Inc. (The)	200,000	13,484,000
Tractor Supply Co.	19,100	3,553,746
Ulta Beauty, Inc.*	9,700	3,353,969
Urban Outfitters, Inc.*	14,600	601,812
Vroom, Inc.*	17,500	732,550
Williams-Sonoma, Inc.	13,300	2,123,345

		169,355,990

Textiles, Apparel & Luxury Goods (0.8%)
Capri Holdings Ltd.*	25,200	1,441,188
Carter’s, Inc.	10,480	1,081,221
Columbia Sportswear Co.	5,200	511,472
Crocs, Inc.*	13,000	1,514,760
Deckers Outdoor Corp.*	5,000	1,920,350
Hanesbrands, Inc.	80,200	1,497,334
Kontoor Brands, Inc.	5,942	335,188
Lululemon Athletica, Inc.*	18,900	6,897,933
NIKE, Inc., Class B	205,520	31,750,785
PVH Corp.*	11,881	1,278,277
Ralph Lauren Corp.	11,370	1,339,500
Skechers USA, Inc., Class A*	30,600	1,524,798
Steven Madden Ltd.	13,803	604,019
Tapestry, Inc.*	47,920	2,083,562
Under Armour, Inc., Class A*	44,900	949,635
Under Armour, Inc., Class C*	45,218	839,698
VF Corp.	60,000	4,922,400
Wolverine World Wide, Inc.	6,100	205,204

		60,697,324

Total Consumer Discretionary		897,527,009

Consumer Staples (5.3%)
Beverages (1.3%)
Boston Beer Co., Inc. (The), Class A*	1,600	1,633,280
Brown-Forman Corp., Class A	13,000	916,500
Brown-Forman Corp., Class B	33,475	2,508,617
Celsius Holdings, Inc.*	8,300	631,547
Coca-Cola Co. (The)	644,040	34,849,004
Constellation Brands, Inc., Class A	29,100	6,806,199
Keurig Dr Pepper, Inc.	119,210	4,200,960
Molson Coors Beverage Co., Class B*	30,150	1,618,754
Monster Beverage Corp.*	67,000	6,120,450

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
PepsiCo, Inc.	229,190	$33,959,082

		93,244,393

Food & Staples Retailing (1.2%)
Albertsons Cos., Inc., Class A (x)	18,700	367,642
BJ’s Wholesale Club Holdings, Inc.*	20,700	984,906
Casey’s General Stores, Inc.	7,100	1,381,944
Costco Wholesale Corp.	73,350	29,022,394
Grocery Outlet Holding Corp.*	2,200	76,252
Kroger Co. (The)	129,120	4,946,587
Performance Food Group Co.*	18,500	897,065
Sysco Corp.	85,750	6,667,063
US Foods Holding Corp.*	43,800	1,680,168
Walgreens Boots Alliance, Inc.	127,980	6,733,028
Walmart, Inc.	237,820	33,537,376

		86,294,425

Food Products (1.0%)
Archer-Daniels-Midland Co.	94,660	5,736,396
Beyond Meat, Inc. (x)*	9,000	1,417,410
Bunge Ltd.	28,780	2,249,157
Campbell Soup Co.	31,300	1,426,967
Conagra Brands, Inc.	77,592	2,822,797
Darling Ingredients, Inc.*	28,800	1,944,000
Flowers Foods, Inc.	47,400	1,147,080
Freshpet, Inc.*	6,400	1,042,944
General Mills, Inc.	110,200	6,714,486
Hain Celestial Group, Inc. (The)*	15,500	621,860
Hershey Co. (The)	27,550	4,798,659
Hormel Foods Corp.	54,400	2,597,600
Ingredion, Inc.	12,200	1,104,100
J M Smucker Co. (The)	21,927	2,841,081
Kellogg Co.	46,000	2,959,180
Kraft Heinz Co. (The)	122,236	4,984,784
Lamb Weston Holdings, Inc.	28,150	2,270,579
Lancaster Colony Corp.	3,200	619,232
McCormick & Co., Inc. (Non-Voting)	45,900	4,053,888
Mondelez International, Inc., Class A	231,310	14,442,997
Pilgrim’s Pride Corp.*	16,500	365,970
Post Holdings, Inc.*	14,800	1,605,356
Sanderson Farms, Inc.	3,400	639,098
Tyson Foods, Inc., Class A	48,700	3,592,112

		71,997,733

Household Products (1.1%)
Church & Dwight Co., Inc.	44,800	3,817,856
Clorox Co. (The)	23,750	4,272,862
Colgate-Palmolive Co.	142,920	11,626,542
Energizer Holdings, Inc.	3,550	152,579
Kimberly-Clark Corp.	57,600	7,705,728
Procter & Gamble Co. (The)	403,845	54,490,806
Reynolds Consumer Products, Inc.	8,343	253,210
Spectrum Brands Holdings, Inc.	7,400	629,296
WD-40 Co.	2,000	512,580

		83,461,459

Personal Products (0.2%)
Coty, Inc., Class A*	65,900	615,506
Estee Lauder Cos., Inc. (The), Class A	39,000	12,405,120
Herbalife Nutrition Ltd.*	23,700	1,249,701
Medifast, Inc.	1,900	537,662

		14,807,989

Tobacco (0.5%)
Altria Group, Inc.	307,090	14,642,051
Philip Morris International, Inc.	264,030	26,168,014

		40,810,065

Total Consumer Staples		390,616,064

Energy (2.8%)
Energy Equipment & Services (0.3%)
Baker Hughes Co.	121,884	2,787,487
Cactus, Inc., Class A	10,400	381,888
ChampionX Corp.*	31,995	820,672
Dril-Quip, Inc.*	5,800	196,214
Frank’s International NV*	30,100	91,203
Halliburton Co.	164,730	3,808,558
Helmerich & Payne, Inc.	17,300	564,499
Liberty Oilfield Services, Inc., Class A*	23,800	337,008
Nabors Industries Ltd. (x)*	1,210	138,230
NexTier Oilfield Solutions, Inc.*	21,924	104,358
NOV, Inc.*	85,380	1,308,022
Oceaneering International, Inc.*	20,400	317,628
Oil States International, Inc.*	14,600	114,610
Patterson-UTI Energy, Inc.	3,000	29,820
ProPetro Holding Corp.*	12,700	116,332
RPC, Inc.*	16,700	82,665
Schlumberger NV	244,055	7,812,201
US Silica Holdings, Inc.*	14,900	172,244

		19,183,639

Oil, Gas & Consumable Fuels (2.5%)
Antero Midstream Corp.	57,700	599,503
Antero Resources Corp.*	51,000	766,530
APA Corp.	81,080	1,753,760
Cabot Oil & Gas Corp.	88,500	1,545,210
California Resources Corp.*	14,600	440,044
Callon Petroleum Co. (x)*	10,300	594,207
Cheniere Energy, Inc.*	39,200	3,400,208
Chesapeake Energy Corp.	16,300	846,296
Chevron Corp.	320,966	33,617,979
Cimarex Energy Co.	20,260	1,467,837
Clean Energy Fuels Corp.*	52,500	532,875
CNX Resources Corp.*	26,300	359,258
ConocoPhillips	223,912	13,636,241
Continental Resources, Inc.	14,200	540,026
CVR Energy, Inc.	7,000	125,720
Delek US Holdings, Inc.	7,357	159,058
Denbury, Inc.*	8,300	637,274
Devon Energy Corp.	108,794	3,175,697
Diamondback Energy, Inc.	27,041	2,538,880
EOG Resources, Inc.	101,100	8,435,784
EQT Corp.*	47,500	1,057,350
Equitrans Midstream Corp.	74,301	632,302
Exxon Mobil Corp.#	702,465	44,311,492
Green Plains, Inc.*	600	20,172
Hess Corp.	51,520	4,498,726

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
HollyFrontier Corp.	37,332	$1,228,223
Kinder Morgan, Inc.	341,871	6,232,308
Kosmos Energy Ltd.*	6,800	23,528
Magnolia Oil & Gas Corp., Class A*	28,400	443,892
Marathon Oil Corp.	129,890	1,769,102
Marathon Petroleum Corp.	113,733	6,871,748
Matador Resources Co.	18,200	655,382
Murphy Oil Corp.	24,100	561,048
New Fortress Energy, Inc. (x)	6,800	257,584
Oasis Petroleum, Inc.	3,100	311,705
Occidental Petroleum Corp.	147,988	4,627,585
ONEOK, Inc.	76,913	4,279,439
Ovintiv, Inc.	45,700	1,438,179
PBF Energy, Inc., Class A*	22,900	350,370
PDC Energy, Inc.	16,979	777,468
Peabody Energy Corp.*	14,200	112,606
Phillips 66	74,888	6,426,888
Pioneer Natural Resources Co.	34,622	5,626,767
Range Resources Corp.*	39,300	658,668
Renewable Energy Group, Inc.*	6,600	411,444
SFL Corp. Ltd.	19,100	146,115
SM Energy Co.	15,700	386,691
Southwestern Energy Co.*	108,900	617,463
Targa Resources Corp.	46,300	2,058,035
Tellurian, Inc. (x)*	20,700	96,255
Texas Pacific Land Corp.	1,000	1,599,740
Valero Energy Corp.	71,630	5,592,870
Whiting Petroleum Corp.*	252	13,747
Williams Cos., Inc. (The)	210,979	5,601,493
World Fuel Services Corp.	10,700	339,511

		185,208,283

Total Energy		204,391,922

Financials (11.5%)
Banks (4.2%)
Ameris Bancorp	9,600	486,048
Associated Banc-Corp.	35,306	723,067
Atlantic Union Bankshares Corp.	13,400	485,348
BancorpSouth Bank	17,650	500,024
Bank of America Corp.	1,250,892	51,574,277
Bank of Hawaii Corp.	7,400	623,228
Bank of NT Butterfield & Son Ltd. (The)	4,500	159,525
Bank OZK	17,300	729,368
BankUnited, Inc.	15,200	648,888
Banner Corp.	2,800	151,788
Berkshire Hills Bancorp, Inc.	5,200	142,532
BOK Financial Corp.	4,050	350,730
Boston Private Financial Holdings, Inc.	7,700	113,575
Brookline Bancorp, Inc.	18,000	269,100
Cathay General Bancorp	14,930	587,645
CIT Group, Inc.	17,300	892,507
Citigroup, Inc.	342,884	24,259,043
Citizens Financial Group, Inc.	73,100	3,353,097
City Holding Co.	2,530	190,357
Columbia Banking System, Inc.	14,000	539,840
Comerica, Inc.	23,900	1,705,026
Commerce Bancshares, Inc.	22,626	1,686,995
Community Bank System, Inc.	8,900	673,285
Cullen/Frost Bankers, Inc.	12,200	1,366,400
CVB Financial Corp.	25,800	531,222
Dime Community Bancshares, Inc.	10,886	365,987
East West Bancorp, Inc.	24,200	1,734,898
Eastern Bankshares, Inc.	32,000	658,240
Fifth Third Bancorp	123,345	4,715,479
First BanCorp	15,000	178,800
First Busey Corp.	5,933	146,308
First Citizens BancShares, Inc., Class A (x)	1,100	916,014
First Commonwealth Financial Corp.	11,300	158,991
First Financial Bancorp	10,000	236,300
First Financial Bankshares, Inc.	22,500	1,105,425
First Financial Corp.	7,500	306,150
First Hawaiian, Inc.	21,800	617,812
First Horizon Corp.	92,350	1,595,808
First Interstate BancSystem, Inc., Class A	6,400	267,712
First Merchants Corp.	8,300	345,861
First Midwest Bancorp, Inc.	5,500	109,065
First Republic Bank	30,200	5,652,534
FNB Corp.	46,456	572,802
Fulton Financial Corp.	35,900	566,502
Glacier Bancorp, Inc.	20,100	1,107,108
Great Western Bancorp, Inc.	5,100	167,229
Hancock Whitney Corp.	12,024	534,347
Heartland Financial USA, Inc.	2,100	98,679
Hilltop Holdings, Inc.	7,700	280,280
Home BancShares, Inc.	27,800	686,104
Hope Bancorp, Inc.	15,183	215,295
Huntington Bancshares, Inc.	275,024	3,924,592
Independent Bank Corp./MA	3,900	294,450
Independent Bank Group, Inc.	3,200	236,736
International Bancshares Corp.	7,500	322,050
Investors Bancorp, Inc.	20,465	291,831
JPMorgan Chase & Co.	498,925	77,602,795
KeyCorp	170,602	3,522,931
M&T Bank Corp.	21,657	3,146,979
NBT Bancorp, Inc.	7,400	266,178
OceanFirst Financial Corp.	5,300	110,452
Old National Bancorp	23,600	415,596
Pacific Premier Bancorp, Inc.	13,600	575,144
PacWest Bancorp	20,196	831,267
Park National Corp.	900	105,678
People’s United Financial, Inc.	74,200	1,271,788
Pinnacle Financial Partners, Inc.	16,056	1,417,584
PNC Financial Services Group, Inc. (The)	72,318	13,795,382
Popular, Inc.	14,350	1,076,968
Prosperity Bancshares, Inc.	19,912	1,429,682
Regions Financial Corp.	169,700	3,424,546
Renasant Corp.	3,200	128,000
S&T Bancorp, Inc.	7,200	225,360
Sandy Spring Bancorp, Inc.	2,400	105,912
Seacoast Banking Corp. of Florida	4,000	136,600
ServisFirst Bancshares, Inc.	6,700	455,466
Signature Bank	9,000	2,210,850

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Silvergate Capital Corp., Class A*	3,500	$396,620
Simmons First National Corp., Class A	13,600	399,024
South State Corp.	12,771	1,044,157
Sterling Bancorp	34,100	845,339
SVB Financial Group*	9,300	5,174,799
Synovus Financial Corp.	35,013	1,536,370
Texas Capital Bancshares, Inc.*	9,000	571,410
Tompkins Financial Corp.	3,839	297,753
Towne Bank	8,779	267,057
Truist Financial Corp.	229,764	12,751,902
Trustmark Corp.	6,250	192,500
UMB Financial Corp.	7,700	716,562
Umpqua Holdings Corp.	44,690	824,531
United Bankshares, Inc.	20,400	744,600
United Community Banks, Inc.	4,700	150,447
US Bancorp	222,590	12,680,952
Valley National Bancorp	75,029	1,007,639
Webster Financial Corp.	18,400	981,456
Wells Fargo & Co.	686,219	31,078,859
WesBanco, Inc.	7,000	249,410
Westamerica Bancorp	3,800	220,514
Western Alliance Bancorp	20,800	1,931,280
Wintrust Financial Corp.	11,500	869,745
Zions Bancorp NA	28,300	1,495,938

		309,836,326

Capital Markets (3.1%)
Affiliated Managers Group, Inc.	8,140	1,255,269
Ameriprise Financial, Inc.	19,960	4,967,645
Ares Management Corp.	17,900	1,138,261
Artisan Partners Asset Management, Inc., Class A	10,100	513,282
Associated Capital Group, Inc., Class A	6,800	264,248
Bank of New York Mellon Corp. (The)	141,850	7,266,975
BGC Partners, Inc., Class A	31,800	180,306
BlackRock, Inc.	23,663	20,704,415
Blackstone Group, Inc. (The), Class A	112,900	10,967,106
Brightsphere Investment Group, Inc.	9,800	229,614
Carlyle Group, Inc. (The)	21,200	985,376
Cboe Global Markets, Inc.	17,600	2,095,280
Charles Schwab Corp. (The)	260,175	18,943,342
CME Group, Inc.	60,565	12,880,964
Cohen & Steers, Inc.	4,400	361,196
Evercore, Inc., Class A	7,000	985,390
FactSet Research Systems, Inc.	7,800	2,617,758
Federated Hermes, Inc., Class B	16,800	569,688
Focus Financial Partners, Inc., Class A*	6,900	334,650
Franklin Resources, Inc.	54,890	1,755,931
GAMCO Investors, Inc., Class A	6,300	158,130
Goldman Sachs Group, Inc. (The)	56,200	21,329,586
Hamilton Lane, Inc., Class A	4,900	446,488
Houlihan Lokey, Inc.	6,600	539,814
Interactive Brokers Group, Inc., Class A	14,040	922,849
Intercontinental Exchange, Inc.	92,190	10,942,953
Invesco Ltd.	66,200	1,769,526
Janus Henderson Group plc	28,300	1,098,323
Jefferies Financial Group, Inc.	49,888	1,706,170
KKR & Co., Inc., Class A	97,100	5,752,204
Lazard Ltd., Class A	25,200	1,140,300
LPL Financial Holdings, Inc.	16,700	2,254,166
MarketAxess Holdings, Inc.	7,160	3,319,304
Moelis & Co., Class A	9,300	529,077
Moody’s Corp.	27,550	9,983,293
Morgan Stanley	230,287	21,115,015
Morningstar, Inc.	3,200	822,752
MSCI, Inc.	13,334	7,108,089
Nasdaq, Inc.	20,000	3,516,000
Northern Trust Corp.	33,350	3,855,927
Open Lending Corp., Class A*	17,200	741,148
Piper Sandler Cos.	2,500	323,900
PJT Partners, Inc., Class A	1,900	135,622
Raymond James Financial, Inc.	24,000	3,117,600
S&P Global, Inc.	39,930	16,389,269
Sculptor Capital Management, Inc.	200	4,918
SEI Investments Co.	25,150	1,558,546
State Street Corp.	63,550	5,228,894
StepStone Group, Inc., Class A	9,500	326,800
Stifel Financial Corp.	23,008	1,492,299
T. Rowe Price Group, Inc.	39,480	7,815,856
Tradeweb Markets, Inc., Class A	15,000	1,268,400
Virtu Financial, Inc., Class A	19,200	530,496
Virtus Investment Partners, Inc.	700	194,439
WisdomTree Investments, Inc.	18,800	116,560

		226,571,409

Consumer Finance (0.7%)
Ally Financial, Inc.	65,100	3,244,584
American Express Co.	108,056	17,854,093
Capital One Financial Corp.	76,770	11,875,551
Credit Acceptance Corp. (x)*	1,900	862,809
Discover Financial Services	53,170	6,289,479
Encore Capital Group, Inc.*	2,300	108,997
FirstCash, Inc.	8,572	655,244
Green Dot Corp., Class A*	9,200	431,020
LendingClub Corp.*	8,780	159,181
LendingTree, Inc.*	1,400	296,632
Navient Corp.	40,984	792,221
Nelnet, Inc., Class A	4,600	346,058
OneMain Holdings, Inc.	12,300	736,893
PROG Holdings, Inc.	14,600	702,698
Santander Consumer USA Holdings, Inc.	13,000	472,160
SLM Corp.	66,084	1,383,799
Synchrony Financial	99,300	4,818,036
Upstart Holdings, Inc. (x)*	2,391	298,636

		51,328,091

Diversified Financial Services (1.2%)
Berkshire Hathaway, Inc., Class B*	311,085	86,456,743
Cannae Holdings, Inc.*	13,760	466,602
Voya Financial, Inc.	22,900	1,408,350

		88,331,695

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Insurance (2.1%)
Aflac, Inc.	111,300	$5,972,358
Alleghany Corp.*	3,054	2,037,232
Allstate Corp. (The)	49,540	6,461,998
Ambac Financial Group, Inc.*	3,600	56,376
American Equity Investment Life Holding Co.	12,700	410,464
American Financial Group, Inc.	12,030	1,500,382
American International Group, Inc.	152,336	7,251,194
American National Group, Inc.	2,000	297,100
AMERISAFE, Inc.	1,500	89,535
Aon plc, Class A	39,178	9,354,139
Arch Capital Group Ltd.*	76,000	2,959,440
Argo Group International Holdings Ltd.	2,875	149,011
Arthur J Gallagher & Co.	34,600	4,846,768
Assurant, Inc.	12,900	2,014,722
Assured Guaranty Ltd.	21,700	1,030,316
Athene Holding Ltd., Class A*	20,354	1,373,895
Axis Capital Holdings Ltd.	17,270	846,403
Brighthouse Financial, Inc.*	16,532	752,867
Brown & Brown, Inc.	39,900	2,120,286
BRP Group, Inc., Class A*	2,600	69,290
Chubb Ltd.	74,244	11,800,341
Cincinnati Financial Corp.	29,720	3,465,946
CNA Financial Corp.	9,200	418,508
CNO Financial Group, Inc.	29,600	699,152
eHealth, Inc.*	4,200	245,280
Employers Holdings, Inc.	2,600	111,280
Enstar Group Ltd.*	1,400	334,488
Erie Indemnity Co., Class A	5,900	1,140,765
Everest Re Group Ltd.	7,900	1,990,879
Fidelity National Financial, Inc.	52,889	2,298,556
First American Financial Corp.	26,400	1,646,040
Genworth Financial, Inc., Class A*	40,300	157,170
Globe Life, Inc.	21,405	2,038,826
GoHealth, Inc., Class A*	41,400	464,094
Goosehead Insurance, Inc., Class A	3,500	445,550
Hanover Insurance Group, Inc. (The)	6,190	839,612
Hartford Financial Services Group, Inc. (The)	62,810	3,892,336
Horace Mann Educators Corp.	1,300	48,646
James River Group Holdings Ltd.	1,700	63,784
Kemper Corp.	13,682	1,011,100
Kinsale Capital Group, Inc.	3,800	626,126
Lemonade, Inc. (x)*	6,300	689,283
Lincoln National Corp.	39,350	2,472,754
Loews Corp.	43,192	2,360,443
Markel Corp.*	2,560	3,037,978
Marsh & McLennan Cos., Inc.	87,350	12,288,398
MBIA, Inc.*	7,600	83,600
Mercury General Corp.	6,600	428,670
MetLife, Inc.	122,860	7,353,171
Old Republic International Corp.	47,894	1,193,039
Primerica, Inc.	9,800	1,500,772
Principal Financial Group, Inc.	44,500	2,811,955
ProAssurance Corp.	5,300	120,575
Progressive Corp. (The)	96,900	9,516,549
Prudential Financial, Inc.	65,331	6,694,467
Reinsurance Group of America, Inc.	12,610	1,437,540
RenaissanceRe Holdings Ltd.	9,760	1,452,483
RLI Corp.	8,880	928,759
Selective Insurance Group, Inc.	13,700	1,111,755
Selectquote, Inc.*	25,600	493,056
SiriusPoint Ltd.*	12,900	129,903
Travelers Cos., Inc. (The)	43,370	6,492,923
Trupanion, Inc.*	5,200	598,520
Unum Group	50,300	1,428,520
W R Berkley Corp.	30,300	2,255,229
White Mountains Insurance Group Ltd.	600	688,818
Willis Towers Watson plc	23,100	5,313,462

		156,214,877

Mortgage Real Estate Investment Trusts (REITs) (0.1%)
AGNC Investment Corp. (REIT)	103,900	1,754,871
Annaly Capital Management, Inc. (REIT)	277,153	2,461,119
Apollo Commercial Real Estate Finance, Inc. (REIT)	17,300	275,935
Arbor Realty Trust, Inc. (REIT)	19,200	342,144
Blackstone Mortgage Trust, Inc. (REIT), Class A	21,000	669,690
Chimera Investment Corp. (REIT)	44,040	663,242
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (REIT) (x)	12,700	713,105
Invesco Mortgage Capital, Inc. (REIT) (x)	33,152	129,293
New Residential Investment Corp. (REIT)	66,550	704,764
Starwood Property Trust, Inc. (REIT)	57,200	1,496,924

		9,211,087

Thrifts & Mortgage Finance (0.1%)
Axos Financial, Inc.*	7,500	347,925
Capitol Federal Financial, Inc.	13,886	163,577
Columbia Financial, Inc.*	6,300	108,486
Essent Group Ltd.	17,600	791,120
Flagstar Bancorp, Inc.	2,100	88,767
HomeStreet, Inc.	2,000	81,480
Kearny Financial Corp.	21,432	256,112
MGIC Investment Corp.	75,800	1,030,880
Mr Cooper Group, Inc.*	10,400	343,824
New York Community Bancorp, Inc.	108,550	1,196,221
NMI Holdings, Inc., Class A*	4,000	89,920
PennyMac Financial Services, Inc.	7,500	462,900
Provident Financial Services, Inc.	4,000	91,560
Radian Group, Inc.	50,400	1,121,400
Rocket Cos., Inc., Class A (x)	23,900	462,465
TFS Financial Corp.	15,800	320,740
Walker & Dunlop, Inc.	3,100	323,578
Washington Federal, Inc.	10,300	327,334
WSFS Financial Corp.	1,890	88,055

		7,696,344

Total Financials		849,189,829

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Health Care (13.5%)
Biotechnology (2.6%)
AbbVie, Inc.	293,030	$33,006,899
ACADIA Pharmaceuticals, Inc.*	22,300	543,897
Acceleron Pharma, Inc.*	9,100	1,141,959
Adverum Biotechnologies, Inc. (x)*	11,200	39,200
Agios Pharmaceuticals, Inc.*	8,400	462,924
Alector, Inc.*	6,800	141,644
Alexion Pharmaceuticals, Inc.*	36,053	6,623,297
Alkermes plc*	27,800	681,656
Allakos, Inc.*	4,500	384,165
Allogene Therapeutics, Inc.*	24,600	641,568
Allovir, Inc.*	3,600	71,064
Alnylam Pharmaceuticals, Inc.*	20,100	3,407,352
ALX Oncology Holdings, Inc.*	5,100	278,868
Amgen, Inc.	95,339	23,238,881
Amicus Therapeutics, Inc.*	50,200	483,928
AnaptysBio, Inc.*	6,600	171,138
Anavex Life Sciences Corp.*	23,900	546,354
Apellis Pharmaceuticals, Inc.*	8,700	549,840
Applied Molecular Transport, Inc. (x)*	2,100	96,054
Arcturus Therapeutics Holdings, Inc. (x)*	4,400	148,896
Arcus Biosciences, Inc.*	11,700	321,282
Arena Pharmaceuticals, Inc.*	10,300	702,460
Arrowhead Pharmaceuticals, Inc.*	18,200	1,507,324
Atara Biotherapeutics, Inc.*	5,800	90,190
Beam Therapeutics, Inc. (x)*	6,900	888,099
BioCryst Pharmaceuticals, Inc.*	34,100	539,121
Biogen, Inc.*	24,860	8,608,272
Biohaven Pharmaceutical Holding Co. Ltd.*	7,800	757,224
BioMarin Pharmaceutical, Inc.*	33,800	2,820,272
Bluebird Bio, Inc.*	12,900	412,542
Blueprint Medicines Corp.*	9,100	800,436
Bridgebio Pharma, Inc. (x)*	16,344	996,330
C4 Therapeutics, Inc. (x)*	6,000	227,040
CareDx, Inc.*	9,300	851,136
Cerevel Therapeutics Holdings, Inc.*	3,200	81,984
ChemoCentryx, Inc. (x)*	7,500	100,425
Constellation Pharmaceuticals, Inc.*	21,700	733,460
Cortexyme, Inc. (x)*	5,300	280,900
CureVac NV*	10,200	749,496
Cytokinetics, Inc.*	13,400	265,186
Deciphera Pharmaceuticals, Inc.*	5,600	205,016
Denali Therapeutics, Inc.*	14,300	1,121,692
Dicerna Pharmaceuticals, Inc.*	13,300	496,356
Eagle Pharmaceuticals, Inc.*	1,800	77,040
Editas Medicine, Inc.*	11,500	651,360
Emergent BioSolutions, Inc.*	8,400	529,116
Enanta Pharmaceuticals, Inc.*	2,800	123,228
Epizyme, Inc.*	23,000	191,130
Exact Sciences Corp.*	26,700	3,319,077
Exelixis, Inc.*	63,800	1,162,436
Fate Therapeutics, Inc.*	12,600	1,093,554
FibroGen, Inc.*	14,700	391,461
Forma Therapeutics Holdings, Inc.*	3,600	89,604
Gilead Sciences, Inc.	208,191	14,336,032
Global Blood Therapeutics, Inc.*	9,000	315,180
Halozyme Therapeutics, Inc.*	17,900	812,839
Heron Therapeutics, Inc. (x)*	24,300	377,136
Horizon Therapeutics plc*	35,600	3,333,584
IGM Biosciences, Inc. (x)*	4,800	399,360
ImmunityBio, Inc. (x)*	29,500	421,260
ImmunoGen, Inc.*	32,100	211,539
Immunovant, Inc.*	8,000	84,560
Incyte Corp.*	33,400	2,809,942
Inovio Pharmaceuticals, Inc. (x)*	82,300	762,921
Insmed, Inc.*	16,100	458,206
Instil Bio, Inc. (x)*	4,000	77,280
Intellia Therapeutics, Inc.*	10,500	1,700,055
Intercept Pharmaceuticals, Inc.*	3,200	63,904
Invitae Corp. (x)*	33,000	1,113,090
Ionis Pharmaceuticals, Inc.*	24,800	989,272
Iovance Biotherapeutics, Inc.*	21,800	567,236
Ironwood Pharmaceuticals, Inc.*	28,300	364,221
Karuna Therapeutics, Inc.*	3,400	387,566
Karyopharm Therapeutics, Inc. (x)*	32,000	330,240
Kodiak Sciences, Inc.*	5,700	530,100
Kura Oncology, Inc.*	12,500	260,625
Kymera Therapeutics, Inc. (x)*	6,500	315,250
Ligand Pharmaceuticals, Inc. (x)*	3,700	485,403
MacroGenics, Inc.*	15,200	408,272
Madrigal Pharmaceuticals, Inc.*	3,500	340,935
Mersana Therapeutics, Inc.*	20,500	278,390
Mirati Therapeutics, Inc.*	6,700	1,082,251
Moderna, Inc.*	56,100	13,182,378
Morphic Holding, Inc.*	3,100	177,909
Myriad Genetics, Inc.*	11,500	351,670
Natera, Inc.*	12,600	1,430,478
Neurocrine Biosciences, Inc.*	18,900	1,839,348
Nkarta, Inc. (x)*	3,000	95,070
Novavax, Inc.*	12,200	2,590,182
OPKO Health, Inc. (x)*	104,600	423,630
Organogenesis Holdings, Inc.*	25,100	417,162
Passage Bio, Inc.*	800	10,592
PDL BioPharma, Inc. (r)(x)*	46,000	108,271
PMV Pharmaceuticals, Inc.*	3,000	102,480
Prelude Therapeutics, Inc. (x)*	2,500	71,575
Protagonist Therapeutics, Inc.*	6,000	269,280
Prothena Corp. plc*	7,800	400,998
PTC Therapeutics, Inc.*	8,000	338,160
Radius Health, Inc.*	9,800	178,752
Recursion Pharmaceuticals, Inc., Class A (x)*	4,400	160,600
Regeneron Pharmaceuticals, Inc.*	17,300	9,662,742
REGENXBIO, Inc.*	7,400	287,490
Relay Therapeutics, Inc.*	15,400	563,486
Replimune Group, Inc.*	3,800	145,996
REVOLUTION Medicines, Inc.*	9,200	292,008
Rocket Pharmaceuticals, Inc.*	8,900	394,181
Rubius Therapeutics, Inc.*	6,500	158,665
Sage Therapeutics, Inc.*	8,600	488,566
Sana Biotechnology, Inc. (x)*	14,595	286,938

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Sangamo Therapeutics, Inc. (x)*	29,200	$349,524
Sarepta Therapeutics, Inc.*	12,700	987,298
Seagen, Inc.*	23,100	3,647,028
Seres Therapeutics, Inc. (x)*	21,400	510,390
Shattuck Labs, Inc. (x)*	3,900	113,061
Sorrento Therapeutics, Inc. (x)*	40,700	394,383
Spectrum Pharmaceuticals, Inc.*	27,100	101,625
SpringWorks Therapeutics, Inc.*	7,000	576,870
Stoke Therapeutics, Inc. (x)*	1,700	57,222
TG Therapeutics, Inc.*	20,700	802,953
Translate Bio, Inc.*	13,200	363,528
Travere Therapeutics, Inc.*	4,300	62,737
Turning Point Therapeutics, Inc.*	7,600	592,952
Twist Bioscience Corp.*	6,900	919,425
Ultragenyx Pharmaceutical, Inc.*	10,800	1,029,780
United Therapeutics Corp.*	10,000	1,794,100
Vaxcyte, Inc. (x)*	4,400	99,044
Veracyte, Inc.*	7,600	303,848
Vericel Corp. (x)*	3,600	189,000
Vertex Pharmaceuticals, Inc.*	45,300	9,133,839
Vir Biotechnology, Inc.*	10,700	505,896
Xencor, Inc.*	8,900	306,961
Y-mAbs Therapeutics, Inc.*	5,200	175,760
Zentalis Pharmaceuticals, Inc.*	9,400	500,080
ZIOPHARM Oncology, Inc. (x)*	10,468	27,636

		195,434,029

Health Care Equipment & Supplies (3.4%)
Abbott Laboratories	288,112	33,400,824
ABIOMED, Inc.*	8,500	2,652,935
Accelerate Diagnostics, Inc. (x)*	4,900	39,494
Align Technology, Inc.*	13,800	8,431,800
AtriCure, Inc.*	6,800	539,444
Atrion Corp.	200	124,186
Avanos Medical, Inc.*	7,975	290,051
Axogen, Inc.*	1,000	21,610
Axonics, Inc.*	8,900	564,349
Baxter International, Inc.	86,880	6,993,840
Becton Dickinson and Co.	48,813	11,870,833
BioLife Solutions, Inc.*	3,200	142,432
Boston Scientific Corp.*	245,500	10,497,580
Butterfly Network, Inc.*	35,700	516,936
Cardiovascular Systems, Inc.*	1,900	81,035
CONMED Corp.	5,200	714,636
Cooper Cos., Inc. (The)	8,400	3,328,668
CryoPort, Inc.*	3,300	208,230
Danaher Corp.	106,260	28,515,934
Dentsply Sirona, Inc.	38,580	2,440,571
Dexcom, Inc.*	16,000	6,832,000
Eargo, Inc. (x)*	5,000	199,550
Edwards Lifesciences Corp.*	102,500	10,615,925
Envista Holdings Corp.*	21,763	940,379
ESC Co. (r)*	21,955	—
Glaukos Corp.*	6,800	576,844
Globus Medical, Inc., Class A*	14,100	1,093,173
Haemonetics Corp.*	8,200	546,448
Heska Corp.*	800	183,784
Hill-Rom Holdings, Inc.	14,830	1,684,540
Hologic, Inc.*	45,300	3,022,416
ICU Medical, Inc.*	3,200	658,560
IDEXX Laboratories, Inc.*	14,700	9,283,785
Inari Medical, Inc.*	3,400	317,152
Inogen, Inc.*	3,600	234,612
Insulet Corp.*	11,300	3,101,963
Integer Holdings Corp.*	4,500	423,900
Integra LifeSciences Holdings Corp.*	14,600	996,304
Intuitive Surgical, Inc.*	19,700	18,116,908
iRhythm Technologies, Inc.*	4,900	325,115
Lantheus Holdings, Inc.*	8,700	240,468
LivaNova plc*	5,100	428,961
Masimo Corp.*	9,200	2,230,540
Medtronic plc	222,685	27,641,889
Meridian Bioscience, Inc.*	7,500	166,350
Merit Medical Systems, Inc.*	7,800	504,348
Natus Medical, Inc.*	6,700	174,066
Neogen Corp.*	26,400	1,215,456
Nevro Corp.*	5,600	928,424
Novocure Ltd.*	17,900	3,970,578
NuVasive, Inc.*	7,650	518,517
Ortho Clinical Diagnostics Holdings plc*	19,300	413,213
Outset Medical, Inc.*	10,900	544,782
Penumbra, Inc.*	6,300	1,726,578
Pulmonx Corp. (x)*	3,800	167,656
Quidel Corp.*	6,600	845,592
ResMed, Inc.	23,800	5,867,176
Shockwave Medical, Inc.*	4,600	872,758
Silk Road Medical, Inc.*	6,800	325,448
STAAR Surgical Co.*	8,000	1,220,000
STERIS plc	16,983	3,503,593
Stryker Corp.	57,870	15,030,575
Tandem Diabetes Care, Inc.*	10,300	1,003,220
Teleflex, Inc.	7,700	3,093,783
Treace Medical Concepts, Inc. (x)*	3,200	100,032
Varex Imaging Corp.*	8,924	239,342
West Pharmaceutical Services, Inc.	12,200	4,381,020
Zimmer Biomet Holdings, Inc.	36,800	5,918,176

		253,801,287

Health Care Providers & Services (2.6%)
1Life Healthcare, Inc.*	19,200	634,752
Acadia Healthcare Co., Inc.*	14,500	909,875
Accolade, Inc.*	9,200	499,652
AdaptHealth Corp.*	16,900	463,229
Addus HomeCare Corp.*	1,300	113,412
Agiliti, Inc.*	6,000	131,220
agilon health, Inc.*	10,600	430,042
Alignment Healthcare, Inc. (x)*	3,500	81,795
Amedisys, Inc.*	5,800	1,420,594
AmerisourceBergen Corp.	26,600	3,045,434
AMN Healthcare Services, Inc.*	5,600	543,088
Anthem, Inc.	40,580	15,493,444
Apollo Medical Holdings, Inc.*	6,100	383,141
Aveanna Healthcare Holdings, Inc.*	11,200	138,544
Brookdale Senior Living, Inc.*	36,435	287,837
Cardinal Health, Inc.	57,200	3,265,548
Castle Biosciences, Inc.*	2,500	183,325
Centene Corp.*	98,600	7,190,898
Chemed Corp.	3,000	1,423,500
Cigna Corp.	58,624	13,897,992

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Community Health Systems, Inc.*	19,367	$299,026
CorVel Corp.*	1,700	228,310
Covetrus, Inc.*	13,120	354,240
CVS Health Corp.	224,634	18,743,461
DaVita, Inc.*	13,300	1,601,719
Encompass Health Corp.	18,500	1,443,555
Ensign Group, Inc. (The)	5,800	502,686
Fulgent Genetics, Inc. (x)*	7,000	645,610
Guardant Health, Inc.*	13,500	1,676,565
HCA Healthcare, Inc.	45,200	9,344,648
HealthEquity, Inc.*	13,100	1,054,288
Henry Schein, Inc.*	25,900	1,921,521
Humana, Inc.	22,000	9,739,840
Innovage Holding Corp.*	3,600	76,716
Laboratory Corp. of America Holdings*	16,635	4,588,765
LHC Group, Inc.*	6,300	1,261,638
Magellan Health, Inc.*	4,800	452,160
McKesson Corp.	27,180	5,197,903
MEDNAX, Inc.*	15,240	459,486
ModivCare, Inc.*	700	119,049
Molina Healthcare, Inc.*	10,400	2,631,824
National Research Corp.	400	18,360
Oak Street Health, Inc.*	15,300	896,121
Option Care Health, Inc.*	23,425	512,305
Owens & Minor, Inc.	14,700	622,251
Patterson Cos., Inc.	14,700	446,733
Pennant Group, Inc. (The)*	2,800	114,520
Premier, Inc., Class A	21,200	737,548
Privia Health Group, Inc. (x)*	8,900	394,893
Progyny, Inc.*	8,900	525,100
Quest Diagnostics, Inc.	24,630	3,250,421
R1 RCM, Inc.*	15,700	349,168
RadNet, Inc.*	3,500	117,915
Select Medical Holdings Corp.	19,500	824,070
Signify Health, Inc., Class A*	10,163	309,260
Surgery Partners, Inc.*	4,100	273,142
Tenet Healthcare Corp.*	19,600	1,313,004
UnitedHealth Group, Inc.	156,057	62,491,465
Universal Health Services, Inc., Class B	15,780	2,310,665

		188,387,273

Health Care Technology (0.3%)
Allscripts Healthcare Solutions, Inc.*	33,250	615,457
American Well Corp., Class A*	33,300	418,914
Cerner Corp.	55,500	4,337,880
Certara, Inc.*	16,330	462,629
Change Healthcare, Inc.*	41,941	966,321
Evolent Health, Inc., Class A*	14,600	308,352
Health Catalyst, Inc.*	4,500	249,795
Inovalon Holdings, Inc., Class A*	17,700	603,216
Inspire Medical Systems, Inc.*	4,500	869,670
Multiplan Corp. (x)*	65,700	625,464
NextGen Healthcare, Inc.*	11,200	185,808
Omnicell, Inc.*	7,900	1,196,455
Phreesia, Inc.*	6,100	373,930
Schrodinger, Inc.*	7,700	582,197
Tabula Rasa HealthCare, Inc. (x)*	5,000	250,000
Teladoc Health, Inc. (x)*	24,260	4,034,195
Veeva Systems, Inc., Class A*	22,700	7,058,565

		23,138,848

Life Sciences Tools & Services (1.4%)
10X Genomics, Inc., Class A*	13,900	2,721,898
Adaptive Biotechnologies Corp.*	13,507	551,896
Agilent Technologies, Inc.	53,630	7,927,050
Avantor, Inc.*	96,094	3,412,298
Berkeley Lights, Inc.*	6,200	277,822
Bionano Genomics, Inc. (x)*	80,000	586,400
Bio-Rad Laboratories, Inc., Class A*	4,000	2,577,160
Bio-Techne Corp.	6,450	2,904,177
Bruker Corp.	18,000	1,367,640
Charles River Laboratories International, Inc.*	9,050	3,347,776
Codexis, Inc.*	600	13,596
Illumina, Inc.*	25,300	11,972,213
IQVIA Holdings, Inc.*	31,580	7,652,466
Luminex Corp.	4,300	158,240
Maravai LifeSciences Holdings, Inc., Class A*	11,581	483,275
Medpace Holdings, Inc.*	4,500	794,835
Mettler-Toledo International, Inc.*	4,100	5,679,894
NanoString Technologies, Inc.*	7,600	492,404
NeoGenomics, Inc. (x)*	17,900	808,543
Pacific Biosciences of California, Inc.*	30,600	1,070,082
PerkinElmer, Inc.	18,600	2,872,026
PPD, Inc.*	28,546	1,315,685
PRA Health Sciences, Inc.*	10,600	1,751,226
QIAGEN NV*	44,407	2,148,411
Quanterix Corp.*	4,400	258,104
Repligen Corp.*	9,700	1,936,314
Seer, Inc. (x)*	12,500	409,750
Sotera Health Co.*	19,572	474,230
Syneos Health, Inc.*	14,000	1,252,860
Thermo Fisher Scientific, Inc.	65,150	32,866,220
Waters Corp.*	11,100	3,836,271

		103,920,762

Pharmaceuticals (3.2%)
Aerie Pharmaceuticals, Inc. (x)*	14,000	224,140
Amneal Pharmaceuticals, Inc.*	35,500	181,760
Arvinas, Inc.*	8,800	677,600
Atea Pharmaceuticals, Inc. (x)*	22,400	481,152
Axsome Therapeutics, Inc.*	5,400	364,284
Bristol-Myers Squibb Co.	370,568	24,761,354
Cassava Sciences, Inc. (x)*	7,500	640,800
Catalent, Inc.*	27,600	2,984,112
Corcept Therapeutics, Inc.*	16,500	363,000
Elanco Animal Health, Inc.*	74,632	2,588,984
Eli Lilly and Co.	140,610	32,272,807
Endo International plc*	50,254	235,189
Harmony Biosciences Holdings, Inc.*	2,400	67,752
Innoviva, Inc.*	23,000	308,430
Intra-Cellular Therapies, Inc.*	12,000	489,840
Jazz Pharmaceuticals plc*	12,100	2,149,444
Johnson & Johnson	437,060	72,001,264

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Merck & Co., Inc.	420,290	$32,685,953
Nektar Therapeutics*	31,600	542,256
NGM Biopharmaceuticals, Inc.*	4,600	90,712
Nuvation Bio, Inc. (x)*	12,800	119,168
Omeros Corp. (x)*	12,900	191,436
Organon & Co.*	43,109	1,304,478
Pacira BioSciences, Inc.*	7,500	455,100
Perrigo Co. plc	28,300	1,297,555
Pfizer, Inc.	926,017	36,262,826
Phibro Animal Health Corp., Class A	2,400	69,312
Prestige Consumer Healthcare, Inc.*	8,500	442,850
Reata Pharmaceuticals, Inc., Class A*	3,800	537,814
Revance Therapeutics, Inc.*	9,300	275,652
Royalty Pharma plc, Class A	54,600	2,238,054
Supernus Pharmaceuticals, Inc.*	4,400	135,476
TherapeuticsMD, Inc. (x)*	5,200	6,188
Theravance Biopharma, Inc. (x)*	13,700	198,924
Viatris, Inc.	228,374	3,263,465
Zoetis, Inc.	78,800	14,685,168
Zogenix, Inc.*	14,700	254,016

		235,848,315

Total Health Care		1,000,530,514

Industrials (9.4%)
Aerospace & Defense (1.6%)
Aerojet Rocketdyne Holdings, Inc.	12,500	603,625
AeroVironment, Inc.*	2,100	210,315
Axon Enterprise, Inc.*	11,900	2,103,920
Boeing Co. (The)*	90,600	21,704,136
BWX Technologies, Inc.	17,800	1,034,536
Curtiss-Wright Corp.	9,200	1,092,592
General Dynamics Corp.	42,970	8,089,532
HEICO Corp.	10,141	1,413,858
HEICO Corp., Class A	14,845	1,843,452
Hexcel Corp.*	21,200	1,322,880
Howmet Aerospace, Inc.*	77,716	2,678,871
Huntington Ingalls Industries, Inc.	8,600	1,812,450
Kaman Corp.	100	5,040
Kratos Defense & Security Solutions, Inc.*	21,000	598,290
L3Harris Technologies, Inc.	36,378	7,863,105
Lockheed Martin Corp.	41,960	15,875,566
Maxar Technologies, Inc.	11,300	451,096
Mercury Systems, Inc.*	10,200	676,056
Moog, Inc., Class A	6,600	554,796
Northrop Grumman Corp.	25,050	9,103,921
Parsons Corp.*	11,000	432,960
Raytheon Technologies Corp.	251,337	21,441,559
Spirit AeroSystems Holdings, Inc., Class A	19,000	896,610
Teledyne Technologies, Inc.*	7,746	3,244,257
Textron, Inc.	40,200	2,764,554
TransDigm Group, Inc.*	8,550	5,534,330
Virgin Galactic Holdings, Inc. (x)*	23,800	1,094,800

		114,447,107

Air Freight & Logistics (0.6%)
CH Robinson Worldwide, Inc.	24,100	2,257,447
Expeditors International of Washington, Inc.	28,800	3,646,080
FedEx Corp.	41,450	12,365,779
Forward Air Corp.	200	17,950
Hub Group, Inc., Class A*	3,000	197,940
United Parcel Service, Inc., Class B	120,050	24,966,798
XPO Logistics, Inc.*	17,800	2,490,042

		45,942,036

Airlines (0.3%)
Alaska Air Group, Inc.*	26,900	1,622,339
Allegiant Travel Co.*	2,200	426,800
American Airlines Group, Inc.*	105,200	2,231,292
Delta Air Lines, Inc.*	113,750	4,920,825
Frontier Group Holdings, Inc.*	8,500	144,840
JetBlue Airways Corp.*	69,900	1,172,922
SkyWest, Inc.*	7,700	331,639
Southwest Airlines Co.*	107,400	5,701,866
Spirit Airlines, Inc.*	13,100	398,764
United Airlines Holdings, Inc.*	52,840	2,763,004

		19,714,291

Building Products (0.6%)
A O Smith Corp.	21,900	1,578,114
AAON, Inc.	5,800	363,022
Advanced Drainage Systems, Inc.	9,900	1,154,043
Allegion plc	17,966	2,502,664
Armstrong World Industries, Inc.	10,400	1,115,504
AZEK Co., Inc. (The)*	15,600	662,376
Builders FirstSource, Inc.*	36,518	1,557,858
Carrier Global Corp.	155,148	7,540,193
Fortune Brands Home & Security, Inc.	23,350	2,325,893
JELD-WEN Holding, Inc.*	400	10,504
Johnson Controls International plc	126,837	8,704,823
Lennox International, Inc.	6,910	2,424,028
Masco Corp.	51,100	3,010,301
Owens Corning	19,270	1,886,533
Resideo Technologies, Inc.*	24,350	730,500
Simpson Manufacturing Co., Inc.	6,100	673,684
Trane Technologies plc	42,400	7,807,536
Trex Co., Inc.*	20,500	2,095,305
UFP Industries, Inc.	11,500	854,910

		46,997,791

Commercial Services & Supplies (0.5%)
ABM Industries, Inc.	7,500	332,625
ADT, Inc.	35,800	386,282
Brady Corp., Class A	7,200	403,488
Brink’s Co. (The)	8,800	676,192
Casella Waste Systems, Inc., Class A*	8,100	513,783
Cintas Corp.	15,100	5,768,200
Clean Harbors, Inc.*	10,000	931,400
Copart, Inc.*	36,700	4,838,161
CoreCivic, Inc. (REIT)*	26,900	281,643
Covanta Holding Corp.	14,300	251,823

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Deluxe Corp.	6,100	$291,397
Driven Brands Holdings, Inc.*	10,431	322,527
Healthcare Services Group, Inc.	10,700	337,799
HNI Corp.	7,200	316,584
IAA, Inc.*	27,700	1,510,758
KAR Auction Services, Inc.*	27,700	486,135
Matthews International Corp., Class A	7,100	255,316
MSA Safety, Inc.	5,900	976,922
Republic Services, Inc.	35,735	3,931,207
Rollins, Inc.	47,250	1,615,950
Stericycle, Inc.*	21,800	1,559,790
Tetra Tech, Inc.	9,300	1,134,972
UniFirst Corp.	3,000	703,920
Waste Management, Inc.	69,950	9,800,694

		37,627,568

Construction & Engineering (0.1%)
AECOM*	24,002	1,519,807
Ameresco, Inc., Class A*	2,800	175,616
API Group Corp. (m)*	29,700	620,433
Arcosa, Inc.	4,080	239,659
EMCOR Group, Inc.	9,500	1,170,305
MasTec, Inc.*	11,000	1,167,100
Quanta Services, Inc.	24,350	2,205,379
Valmont Industries, Inc.	3,100	731,755
WillScot Mobile Mini Holdings Corp.*	28,803	802,740

		8,632,794

Electrical Equipment (0.7%)
Acuity Brands, Inc.	6,100	1,140,883
AMETEK, Inc.	38,175	5,096,363
Array Technologies, Inc.*	20,883	325,775
Atkore, Inc.*	8,100	575,100
Bloom Energy Corp., Class A (x)*	15,300	411,111
ChargePoint Holdings, Inc. (x)*	20,700	719,118
Eaton Corp. plc	68,697	10,179,521
Emerson Electric Co.	100,910	9,711,578
EnerSys	7,300	713,429
FuelCell Energy, Inc. (x)*	49,900	444,110
Generac Holdings, Inc.*	11,100	4,608,165
GrafTech International Ltd.	33,000	383,460
Hubbell, Inc.	11,700	2,186,028
nVent Electric plc	35,987	1,124,234
Plug Power, Inc.*	82,900	2,834,351
Regal Beloit Corp.	8,600	1,148,186
Rockwell Automation, Inc.	20,100	5,749,002
Sensata Technologies Holding plc*	27,100	1,570,987
Shoals Technologies Group, Inc., Class A*	15,322	543,931
Stem, Inc. (x)*	16,300	586,963
Sunrun, Inc.*	33,000	1,840,740
Vertiv Holdings Co., Class A	36,300	990,990
Vicor Corp.*	4,500	475,830

		53,359,855

Industrial Conglomerates (1.0%)
3M Co.	98,130	19,491,562
Carlisle Cos., Inc.	9,500	1,818,110
General Electric Co.	1,449,167	19,505,788
Honeywell International, Inc.	115,300	25,291,055
Roper Technologies, Inc.	17,350	8,157,970

		74,264,485

Machinery (1.9%)
AGCO Corp.	12,400	1,616,712
Albany International Corp., Class A	600	53,556
Allison Transmission Holdings, Inc.	23,000	914,020
Altra Industrial Motion Corp.	11,600	754,232
Barnes Group, Inc.	9,800	502,250
Caterpillar, Inc.	91,810	19,980,610
Chart Industries, Inc.*	6,500	951,080
Colfax Corp.*	18,100	829,161
Crane Co.	7,900	729,723
Cummins, Inc.	25,260	6,158,641
Deere & Co.	46,740	16,485,665
Desktop Metal, Inc., Class A (x)*	44,600	512,900
Donaldson Co., Inc.	26,500	1,683,545
Dover Corp.	25,190	3,793,614
Enerpac Tool Group Corp.	2,800	74,536
Evoqua Water Technologies Corp.*	17,300	584,394
Flowserve Corp.	26,640	1,074,125
Fortive Corp.	50,430	3,516,988
Franklin Electric Co., Inc.	7,500	604,650
Gates Industrial Corp. plc*	19,900	359,593
Graco, Inc.	29,480	2,231,636
Hillenbrand, Inc.	12,800	564,224
IDEX Corp.	15,040	3,309,552
Illinois Tool Works, Inc.	54,710	12,230,968
Ingersoll Rand, Inc.*	61,666	3,009,917
ITT, Inc.	19,525	1,788,295
John Bean Technologies Corp.	4,400	627,528
Kennametal, Inc.	14,690	527,665
Lincoln Electric Holdings, Inc.	9,660	1,272,319
Manitowoc Co., Inc. (The)*	925	22,662
Middleby Corp. (The)*	9,700	1,680,622
Mueller Industries, Inc.	8,500	368,135
Mueller Water Products, Inc., Class A	20,800	299,936
Navistar International Corp.*	8,000	356,000
Nikola Corp. (x)*	33,000	595,980
Nordson Corp.	10,660	2,339,976
Oshkosh Corp.	11,600	1,445,824
Otis Worldwide Corp.	69,174	5,656,358
PACCAR, Inc.	58,830	5,250,577
Parker-Hannifin Corp.	22,710	6,974,468
Pentair plc	35,987	2,428,763
Proto Labs, Inc.*	5,000	459,000
RBC Bearings, Inc.*	3,900	777,738
Rexnord Corp.	14,900	745,596
Snap-on, Inc.	9,200	2,055,556
SPX FLOW, Inc.	3,900	254,436
Stanley Black & Decker, Inc.	27,235	5,582,903
Terex Corp.	7,030	334,769
Timken Co. (The)	12,640	1,018,658
Toro Co. (The)	20,380	2,239,354
Trinity Industries, Inc.	18,840	506,608

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Watts Water Technologies, Inc., Class A	4,000	$583,640
Welbilt, Inc.*	23,800	550,970
Westinghouse Air Brake Technologies Corp.	34,787	2,862,970
Woodward, Inc.	10,430	1,281,638
Xylem, Inc.	33,550	4,024,658

		137,439,894

Marine (0.0%)
Kirby Corp.*	7,450	451,768

Professional Services (0.7%)
ASGN, Inc.*	13,500	1,308,555
Booz Allen Hamilton Holding Corp.	26,700	2,274,306
CACI International, Inc., Class A*	6,000	1,530,720
CBIZ, Inc.*	12,220	400,450
Clarivate plc*	68,300	1,880,299
CoStar Group, Inc.*	67,350	5,577,927
Dun & Bradstreet Holdings, Inc.*	15,700	335,509
Equifax, Inc.	20,520	4,914,745
Exponent, Inc.	10,600	945,626
FTI Consulting, Inc.*	7,200	983,592
Huron Consulting Group, Inc.*	2,400	117,960
IHS Markit Ltd.	61,900	6,973,654
Insperity, Inc.	6,400	578,368
Jacobs Engineering Group, Inc.	22,800	3,041,976
KBR, Inc.	27,600	1,052,940
Korn Ferry	5,600	406,280
Leidos Holdings, Inc.	25,237	2,551,461
ManpowerGroup, Inc.	9,780	1,162,940
ManTech International Corp., Class A	4,600	398,084
Nielsen Holdings plc	78,000	1,924,260
Resources Connection, Inc.	16,950	243,402
Robert Half International, Inc.	19,260	1,713,562
Science Applications International Corp.	12,021	1,054,602
TransUnion	32,200	3,535,882
TriNet Group, Inc.*	6,200	449,376
Upwork, Inc.*	16,300	950,127
Verisk Analytics, Inc.	28,900	5,049,408

		51,356,011

Road & Rail (1.1%)
AMERCO	1,400	825,160
Avis Budget Group, Inc.*	9,000	701,010
CSX Corp.	404,550	12,977,964
Heartland Express, Inc.	11,700	200,421
JB Hunt Transport Services, Inc.	15,250	2,484,987
Kansas City Southern	15,050	4,264,718
Knight-Swift Transportation Holdings, Inc.	30,935	1,406,305
Landstar System, Inc.	9,750	1,540,695
Lyft, Inc., Class A*	43,400	2,624,832
Norfolk Southern Corp.	41,370	10,980,012
Old Dominion Freight Line, Inc.	16,625	4,219,425
Ryder System, Inc.	9,200	683,836
Saia, Inc.*	4,800	1,005,552
Schneider National, Inc., Class B	14,700	320,019
TuSimple Holdings, Inc., Class A (x)*	10,200	726,648
Uber Technologies, Inc.*	267,589	13,411,561
Union Pacific Corp.	110,220	24,240,685
Werner Enterprises, Inc.	10,700	476,364

		83,090,194

Trading Companies & Distributors (0.3%)
Air Lease Corp.	21,000	876,540
Applied Industrial Technologies, Inc.	4,300	391,558
Beacon Roofing Supply, Inc.*	7,600	404,700
Fastenal Co.	97,600	5,075,200
GATX Corp. (x)	5,000	442,350
Herc Holdings, Inc.*	3,200	358,624
MSC Industrial Direct Co., Inc., Class A	12,200	1,094,706
SiteOne Landscape Supply, Inc.*	6,700	1,134,042
Triton International Ltd.	7,200	376,848
United Rentals, Inc.*	12,522	3,994,643
Univar Solutions, Inc.*	22,900	558,302
Watsco, Inc.	7,310	2,095,338
WESCO International, Inc.*	8,586	882,813
WW Grainger, Inc.	7,950	3,482,100

		21,167,764

Transportation Infrastructure (0.0%)
Macquarie Infrastructure Corp.	20,700	792,189

Total Industrials		695,283,747

Information Technology (26.4%)
Communications Equipment (0.8%)
Arista Networks, Inc.*	9,900	3,586,869
Calix, Inc.*	4,300	204,250
Ciena Corp.*	31,400	1,786,346
Cisco Systems, Inc.	700,970	37,151,410
CommScope Holding Co., Inc.*	33,200	707,492
EchoStar Corp., Class A*	8,200	199,178
F5 Networks, Inc.*	10,600	1,978,596
Juniper Networks, Inc.	68,900	1,884,415
Lumentum Holdings, Inc.*	14,146	1,160,396
Motorola Solutions, Inc.	30,021	6,510,054
NetScout Systems, Inc.*	1,300	37,102
Ubiquiti, Inc.	1,500	468,285
Viasat, Inc.*	4,700	234,248
Viavi Solutions, Inc.*	33,650	594,259

		56,502,900

Electronic Equipment, Instruments & Components (0.7%)
Advanced Energy Industries, Inc.	5,400	608,634
Aeva Technologies, Inc. (x)*	24,300	256,851
Amphenol Corp., Class A	103,080	7,051,703
Arrow Electronics, Inc.*	13,600	1,548,088
Avnet, Inc.	17,920	718,234
Badger Meter, Inc.	1,500	147,180
Belden, Inc.	700	35,399
CDW Corp.	24,300	4,243,995
Cognex Corp.	30,400	2,555,120
Coherent, Inc.*	3,700	978,058
Corning, Inc.	135,390	5,537,451

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Fabrinet*	5,100	$488,937
II-VI, Inc.*	18,490	1,342,189
Insight Enterprises, Inc.*	5,900	590,059
IPG Photonics Corp.*	6,400	1,348,928
Itron, Inc.*	7,110	710,858
Jabil, Inc.	31,400	1,824,968
Keysight Technologies, Inc.*	32,815	5,066,964
Littelfuse, Inc.	4,200	1,070,118
MicroVision, Inc. (x)*	33,100	554,425
National Instruments Corp.	23,000	972,440
Novanta, Inc.*	4,100	552,516
Plexus Corp.*	1,300	118,833
Rogers Corp.*	1,600	321,280
Sanmina Corp.*	9,600	374,016
SYNNEX Corp.	8,766	1,067,348
Trimble, Inc.*	41,500	3,395,945
Vishay Intertechnology, Inc.	14,500	326,975
Vontier Corp.	23,452	764,066
Zebra Technologies Corp., Class A*	9,000	4,765,410

		49,336,988

IT Services (5.2%)
Accenture plc, Class A	105,500	31,100,345
Akamai Technologies, Inc.*	26,600	3,101,560
Alliance Data Systems Corp.	8,300	864,777
Amdocs Ltd.	22,610	1,749,110
Automatic Data Processing, Inc.	73,350	14,568,777
BigCommerce Holdings, Inc.*	8,900	577,788
Black Knight, Inc.*	27,142	2,116,533
Broadridge Financial Solutions, Inc.	21,210	3,426,051
Cognizant Technology Solutions Corp., Class A	87,300	6,046,398
Concentrix Corp.*	8,766	1,409,573
Conduent, Inc.*	19,786	148,395
DigitalOcean Holdings, Inc.*	3,600	200,124
DXC Technology Co.*	53,196	2,071,452
EPAM Systems, Inc.*	9,800	5,007,408
Euronet Worldwide, Inc.*	10,000	1,353,500
Evertec, Inc.	2,700	117,855
Evo Payments, Inc., Class A*	2,400	66,576
ExlService Holdings, Inc.*	4,500	478,170
Fastly, Inc., Class A (x)*	13,300	792,680
Fidelity National Information Services, Inc.	106,669	15,111,797
Fiserv, Inc.*	100,402	10,731,970
FleetCor Technologies, Inc.*	15,000	3,840,900
Gartner, Inc.*	15,278	3,700,332
Genpact Ltd.	41,700	1,894,431
Global Payments, Inc.	48,576	9,109,943
Globant SA*	6,600	1,446,588
GoDaddy, Inc., Class A*	34,300	2,982,728
International Business Machines Corp.	148,231	21,729,182
Jack Henry & Associates, Inc.	14,830	2,424,853
LiveRamp Holdings, Inc.*	18,900	885,465
Marathon Digital Holdings, Inc. (x)*	21,000	658,770
Mastercard, Inc., Class A	145,100	52,974,559
MAXIMUS, Inc.	10,400	914,888
MongoDB, Inc.*	8,900	3,217,528
Okta, Inc.*	19,900	4,869,132
Paychex, Inc.	57,010	6,117,173
PayPal Holdings, Inc.*	194,970	56,829,856
Paysafe Ltd. (x)*	51,800	627,298
Perficient, Inc.*	3,500	281,470
Rackspace Technology, Inc.*	9,900	194,139
Sabre Corp.*	48,600	606,528
Shift4 Payments, Inc., Class A*	7,100	665,412
Snowflake, Inc., Class A*	19,800	4,787,640
Square, Inc., Class A*	64,900	15,822,620
StoneCo Ltd., Class A*	35,200	2,360,512
Switch, Inc., Class A	16,500	348,315
TTEC Holdings, Inc.	4,850	499,986
Twilio, Inc., Class A*	26,800	10,563,488
VeriSign, Inc.*	16,350	3,722,732
Verra Mobility Corp.*	6,900	106,053
Visa, Inc., Class A	280,800	65,656,656
Western Union Co. (The)	90,360	2,075,569
WEX, Inc.*	7,600	1,473,640
Wix.com Ltd.*	8,800	2,554,464

		386,983,689

Semiconductors & Semiconductor Equipment (5.1%)
Advanced Micro Devices, Inc.*	200,800	18,861,144
Allegro MicroSystems, Inc.*	13,196	365,529
Ambarella, Inc.*	5,700	607,791
Amkor Technology, Inc.	23,000	544,410
Analog Devices, Inc.	64,227	11,057,320
Applied Materials, Inc.	151,820	21,619,168
Broadcom, Inc.	66,180	31,557,271
Brooks Automation, Inc.	13,600	1,295,808
Cirrus Logic, Inc.*	12,300	1,046,976
CMC Materials, Inc.	5,400	813,996
Cree, Inc.*	20,400	1,997,772
Diodes, Inc.*	7,400	590,298
Enphase Energy, Inc.*	21,900	4,021,497
Entegris, Inc.	24,940	3,066,872
First Solar, Inc.*	17,400	1,574,874
FormFactor, Inc.*	13,500	492,210
Intel Corp.	670,490	37,641,309
KLA Corp.	26,480	8,585,081
Kulicke & Soffa Industries, Inc.	7,500	459,000
Lam Research Corp.	24,175	15,730,672
Lattice Semiconductor Corp.*	23,300	1,308,994
MACOM Technology Solutions Holdings, Inc.*	5,100	326,808
Marvell Technology, Inc.	136,003	7,933,055
Maxim Integrated Products, Inc.*	45,250	4,767,540
MaxLinear, Inc.*	4,000	169,960
Microchip Technology, Inc.	41,320	6,187,257
Micron Technology, Inc.*	189,750	16,124,955
MKS Instruments, Inc.	9,500	1,690,525
Monolithic Power Systems, Inc.	7,900	2,950,255
NVIDIA Corp.	99,260	79,417,926
NXP Semiconductors NV	45,700	9,401,404
ON Semiconductor Corp.*	71,600	2,740,848
Onto Innovation, Inc.*	3,800	277,552
Power Integrations, Inc.	11,000	902,660
Qorvo, Inc.*	19,417	3,798,936
QUALCOMM, Inc.	187,105	26,742,918
Rambus, Inc.*	7,900	187,309

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Semtech Corp.*	13,600	$935,680
Silicon Laboratories, Inc.*	8,740	1,339,405
SiTime Corp.*	1,600	202,544
Skyworks Solutions, Inc.	30,100	5,771,675
SunPower Corp. (x)*	13,100	382,782
Synaptics, Inc.*	6,100	949,038
Teradyne, Inc.	30,010	4,020,140
Texas Instruments, Inc.	153,190	29,458,437
Universal Display Corp.	7,600	1,689,708
Xilinx, Inc.	44,500	6,436,480

		378,043,789

Software (9.5%)
8x8, Inc.*	18,300	508,008
ACI Worldwide, Inc.*	22,700	843,078
Adobe, Inc.*	79,220	46,394,401
Alarm.com Holdings, Inc.*	8,400	711,480
Alkami Technology, Inc.*	1,500	53,505
Altair Engineering, Inc., Class A*	5,900	406,923
Alteryx, Inc., Class A*	8,900	765,578
Anaplan, Inc.*	23,700	1,263,210
ANSYS, Inc.*	15,200	5,275,312
Appfolio, Inc., Class A*	2,800	395,360
Appian Corp. (x)*	6,600	909,150
Asana, Inc., Class A (x)*	12,200	756,766
Aspen Technology, Inc.*	11,600	1,595,464
Atlassian Corp. plc, Class A*	22,400	5,753,664
Autodesk, Inc.*	38,050	11,106,795
Avalara, Inc.*	14,000	2,265,200
Bentley Systems, Inc., Class B (x)	22,300	1,444,594
Bill.com Holdings, Inc.*	12,700	2,326,386
Blackbaud, Inc.*	8,600	658,502
Blackline, Inc.*	9,100	1,012,557
Bottomline Technologies DE, Inc.*	2,800	103,824
Box, Inc., Class A*	24,600	628,530
C3.ai, Inc., Class A (x)*	9,400	587,782
Cadence Design Systems, Inc.*	47,530	6,503,055
CDK Global, Inc.	27,450	1,363,990
Cerence, Inc.*	6,400	682,944
Ceridian HCM Holding, Inc.*	20,100	1,927,992
Citrix Systems, Inc.	23,450	2,749,981
Cloudera, Inc.*	38,100	604,266
Cloudflare, Inc., Class A*	41,600	4,402,944
CommVault Systems, Inc.*	3,800	297,046
Cornerstone OnDemand, Inc.*	3,700	190,846
Coupa Software, Inc.*	12,100	3,171,531
Crowdstrike Holdings, Inc., Class A*	27,100	6,810,501
Datadog, Inc., Class A*	37,600	3,913,408
Datto Holding Corp. (x)*	8,212	228,622
Digital Turbine, Inc.*	14,600	1,110,038
DocuSign, Inc.*	32,100	8,974,197
Dolby Laboratories, Inc., Class A	12,700	1,248,283
Domo, Inc., Class B*	4,100	331,403
DoubleVerify Holdings, Inc. (x)*	4,300	182,062
Dropbox, Inc., Class A*	41,200	1,248,772
Duck Creek Technologies, Inc. (x)*	5,900	256,709
Dynatrace, Inc.*	31,400	1,834,388
Elastic NV*	10,000	1,457,600
Envestnet, Inc.*	8,800	667,568
Everbridge, Inc.*	5,100	694,008
Fair Isaac Corp.*	4,600	2,312,328
FireEye, Inc.*	33,600	679,392
Five9, Inc.*	11,500	2,108,985
Fortinet, Inc.*	23,200	5,526,008
Guidewire Software, Inc.*	17,000	1,916,240
HubSpot, Inc.*	7,400	4,312,128
InterDigital, Inc.	1,800	131,454
Intuit, Inc.	42,350	20,758,699
j2 Global, Inc.*	9,200	1,265,460
Jamf Holding Corp.*	10,500	352,485
JFrog Ltd. (x)*	10,100	459,752
LivePerson, Inc.*	7,000	442,680
Manhattan Associates, Inc.*	12,400	1,796,016
McAfee Corp., Class A	23,158	648,887
Medallia, Inc.*	10,900	367,875
Microsoft Corp.	1,250,150	338,665,635
MicroStrategy, Inc., Class A (x)*	1,300	863,850
Mimecast Ltd.*	9,900	525,195
Momentive Global, Inc.*	13,800	290,766
nCino, Inc.*	7,900	473,368
New Relic, Inc.*	9,000	602,730
NortonLifeLock, Inc.	104,390	2,841,496
Nuance Communications, Inc.*	48,790	2,656,128
Nutanix, Inc., Class A*	28,000	1,070,160
Oracle Corp.	288,721	22,474,043
PagerDuty, Inc.*	12,100	515,218
Palantir Technologies, Inc., Class A (x)*	269,200	7,096,112
Palo Alto Networks, Inc.*	16,200	6,011,010
Paycom Software, Inc.*	8,700	3,162,189
Paylocity Holding Corp.*	5,700	1,087,560
Pegasystems, Inc. (x)	7,100	988,249
Ping Identity Holding Corp.*	4,000	91,600
Proofpoint, Inc.*	9,200	1,598,592
PTC, Inc.*	20,250	2,860,515
Q2 Holdings, Inc.*	7,400	759,092
Qualys, Inc.*	6,000	604,140
Rapid7, Inc.*	7,100	671,873
RingCentral, Inc., Class A*	14,000	4,068,120
Riot Blockchain, Inc. (x)*	17,800	670,526
Sailpoint Technologies Holdings, Inc.*	15,900	812,013
salesforce.com, Inc.*	146,902	35,883,751
ServiceNow, Inc.*	32,700	17,970,285
Slack Technologies, Inc., Class A*	84,400	3,738,920
Smartsheet, Inc., Class A*	16,600	1,200,512
SolarWinds Corp.*	19,500	329,355
Splunk, Inc.*	29,100	4,207,278
Sprout Social, Inc., Class A*	7,300	652,766
SPS Commerce, Inc.*	6,400	639,040
SS&C Technologies Holdings, Inc.	39,200	2,824,752
Synopsys, Inc.*	26,620	7,341,530
Tenable Holdings, Inc.*	9,500	392,825
Teradata Corp.*	18,660	932,440
Trade Desk, Inc. (The), Class A*	74,000	5,724,640
Tyler Technologies, Inc.*	7,300	3,302,301
Unity Software, Inc. (x)*	24,396	2,679,413
Varonis Systems, Inc.*	16,200	933,444
Verint Systems, Inc.*	9,300	419,151

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
VMware, Inc., Class A (x)*	14,200	$2,271,574
Vonage Holdings Corp.*	23,200	334,312
Workday, Inc., Class A*	31,100	7,424,814
Workiva, Inc.*	6,900	768,177
Yext, Inc.*	7,100	101,459
Zendesk, Inc.*	21,000	3,031,140
Zoom Video Communications, Inc., Class A*	35,400	13,700,862
Zscaler, Inc.*	12,100	2,614,326

		700,575,859

Technology Hardware, Storage & Peripherals (5.1%)
3D Systems Corp.*	20,800	831,376
Apple, Inc.	2,604,487	356,710,540
Corsair Gaming, Inc. (x)*	17,800	592,562
Dell Technologies, Inc., Class C*	44,879	4,473,090
Diebold Nixdorf, Inc.*	550	7,062
Hewlett Packard Enterprise Co.	221,332	3,227,021
HP, Inc.	206,732	6,241,239
NCR Corp.*	22,700	1,035,347
NetApp, Inc.	37,750	3,088,705
Pure Storage, Inc., Class A*	33,900	662,067
Western Digital Corp.*	52,478	3,734,859
Xerox Holdings Corp.	41,657	978,523

		381,582,391

Total Information Technology		1,953,025,616

Materials (2.4%)
Chemicals (1.4%)
Air Products and Chemicals, Inc.	37,480	10,782,246
Albemarle Corp.	18,276	3,078,775
Amyris, Inc. (x)*	31,900	522,203
Ashland Global Holdings, Inc.	10,264	898,100
Avient Corp.	16,100	791,476
Axalta Coating Systems Ltd.*	47,000	1,433,030
Balchem Corp.	5,700	748,182
Cabot Corp.	9,400	535,142
Celanese Corp.	21,400	3,244,240
CF Industries Holdings, Inc.	36,110	1,857,860
Chemours Co. (The)	31,328	1,090,214
Corteva, Inc.	133,877	5,937,445
Dow, Inc.	128,877	8,155,337
DuPont de Nemours, Inc.	94,032	7,279,017
Eastman Chemical Co.	23,228	2,711,869
Ecolab, Inc.	42,488	8,751,253
Element Solutions, Inc.	38,300	895,454
FMC Corp.	25,400	2,748,280
HB Fuller Co.	6,400	407,104
Huntsman Corp.	40,900	1,084,668
Ingevity Corp.*	4,800	390,528
International Flavors & Fragrances, Inc.	43,547	6,505,922
Livent Corp.*	25,300	489,808
LyondellBasell Industries NV, Class A	45,000	4,629,150
Mosaic Co. (The)	70,630	2,253,803
NewMarket Corp.	1,200	386,376
Olin Corp.	25,200	1,165,752
PPG Industries, Inc.	41,900	7,113,363
Quaker Chemical Corp.	2,400	569,256
RPM International, Inc.	23,050	2,044,074
Scotts Miracle-Gro Co. (The)	7,700	1,477,784
Sensient Technologies Corp.	4,300	372,208
Sherwin-Williams Co. (The)	40,400	11,006,980
Valvoline, Inc.	47,788	1,551,199
W R Grace & Co.	11,100	767,232
Westlake Chemical Corp.	3,400	306,306

		103,981,636

Construction Materials (0.1%)
Eagle Materials, Inc.	10,100	1,435,311
Martin Marietta Materials, Inc.	10,630	3,739,740
Summit Materials, Inc., Class A*	19,500	679,575
Vulcan Materials Co.	22,400	3,899,168

		9,753,794

Containers & Packaging (0.4%)
Amcor plc	292,400	3,350,904
AptarGroup, Inc.	14,600	2,056,264
Avery Dennison Corp.	14,050	2,953,872
Ball Corp.	54,400	4,407,488
Berry Global Group, Inc.*	28,100	1,832,682
Crown Holdings, Inc.	23,050	2,355,941
Graphic Packaging Holding Co.	56,100	1,017,654
International Paper Co.	66,950	4,104,704
Packaging Corp. of America	16,700	2,261,514
Sealed Air Corp.	25,160	1,490,730
Silgan Holdings, Inc.	9,500	394,250
Sonoco Products Co.	23,760	1,589,544
Westrock Co.	44,132	2,348,705

		30,164,252

Metals & Mining (0.5%)
Alcoa Corp.*	32,900	1,212,036
Arconic Corp.*	16,800	598,416
Carpenter Technology Corp.	9,000	361,980
Cleveland-Cliffs, Inc. (x)*	72,400	1,560,944
Commercial Metals Co.	21,300	654,336
Freeport-McMoRan, Inc.	242,594	9,002,663
Hecla Mining Co.	87,800	653,232
MP Materials Corp. (x)*	17,100	630,306
Newmont Corp.	136,111	8,626,715
Novagold Resources, Inc.*	43,000	344,430
Nucor Corp.	52,920	5,076,616
Reliance Steel & Aluminum Co.	12,300	1,856,070
Royal Gold, Inc.	12,900	1,471,890
Southern Copper Corp.	19,344	1,244,206
Steel Dynamics, Inc.	40,200	2,395,920
United States Steel Corp.	38,200	916,800

		36,606,560

Paper & Forest Products (0.0%)
Louisiana-Pacific Corp.	24,100	1,452,989

Total Materials		181,959,231

Real Estate (3.3%)
Equity Real Estate Investment Trusts (REITs) (3.2%)
Acadia Realty Trust (REIT)	9,000	197,640
Agree Realty Corp. (REIT)	9,600	676,704
Alexander’s, Inc. (REIT)	100	26,795
Alexandria Real Estate Equities, Inc. (REIT)	22,680	4,126,399

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
American Assets Trust, Inc. (REIT)	3,300	$123,057
American Campus Communities, Inc. (REIT)	28,300	1,322,176
American Homes 4 Rent (REIT), Class A	47,500	1,845,375
American Tower Corp. (REIT)	75,300	20,341,542
Americold Realty Trust (REIT)	37,100	1,404,235
Apartment Income REIT Corp. (REIT)	31,828	1,509,602
Apple Hospitality REIT, Inc. (REIT)	26,500	404,390
AvalonBay Communities, Inc. (REIT)	23,149	4,830,965
Boston Properties, Inc. (REIT)	28,870	3,308,213
Brandywine Realty Trust (REIT)	31,400	430,494
Brixmor Property Group, Inc. (REIT)	67,400	1,542,786
Broadstone Net Lease, Inc. (REIT) (x)	24,100	564,181
Brookfield Property REIT, Inc. (REIT), Class A	14,947	282,349
Camden Property Trust (REIT)	15,680	2,080,266
CareTrust REIT, Inc. (REIT)	16,900	392,587
Columbia Property Trust, Inc. (REIT)	20,100	349,539
CoreSite Realty Corp. (REIT)	7,800	1,049,880
Corporate Office Properties Trust (REIT)	14,809	414,504
Cousins Properties, Inc. (REIT)	28,351	1,042,750
Crown Castle International Corp. (REIT)	70,850	13,822,835
CubeSmart (REIT)	39,700	1,838,904
CyrusOne, Inc. (REIT)	20,200	1,444,704
DiamondRock Hospitality Co. (REIT)*	8,600	83,420
Digital Realty Trust, Inc. (REIT)	48,772	7,338,235
DigitalBridge Group, Inc. (REIT) (x)*	78,700	621,730
Diversified Healthcare Trust (REIT)	43,390	181,370
Douglas Emmett, Inc. (REIT)	37,000	1,243,940
Duke Realty Corp. (REIT)	70,000	3,314,500
Easterly Government Properties, Inc. (REIT)	13,800	290,904
EastGroup Properties, Inc. (REIT)	6,800	1,118,260
Empire State Realty Trust, Inc. (REIT), Class A	700	8,400
EPR Properties (REIT)*	12,700	669,036
Equinix, Inc. (REIT)	15,038	12,069,499
Equity Commonwealth (REIT)	33,000	864,600
Equity LifeStyle Properties, Inc. (REIT)	34,200	2,541,402
Equity Residential (REIT)	64,887	4,996,299
Essential Properties Realty Trust, Inc. (REIT)	12,300	332,592
Essex Property Trust, Inc. (REIT)	10,777	3,233,208
Extra Space Storage, Inc. (REIT)	23,900	3,915,298
Federal Realty Investment Trust (REIT)	17,380	2,036,415
First Industrial Realty Trust, Inc. (REIT)	29,500	1,540,785
Four Corners Property Trust, Inc. (REIT)	1,600	44,176
Gaming and Leisure Properties, Inc. (REIT)	44,766	2,074,009
Healthcare Realty Trust, Inc. (REIT)	23,600	712,720
Healthcare Trust of America, Inc. (REIT), Class A	43,400	1,158,780
Healthpeak Properties, Inc. (REIT)	96,297	3,205,727
Highwoods Properties, Inc. (REIT)	19,530	882,170
Host Hotels & Resorts, Inc. (REIT)*	115,813	1,979,244
Hudson Pacific Properties, Inc. (REIT)	34,500	959,790
Innovative Industrial Properties, Inc. (REIT) (x)	3,700	706,774
Invitation Homes, Inc. (REIT)	101,516	3,785,532
Iron Mountain, Inc. (REIT)	56,801	2,403,818
JBG SMITH Properties (REIT)	20,173	635,651
Kilroy Realty Corp. (REIT)	21,800	1,518,152
Kimco Realty Corp. (REIT)	77,822	1,622,589
Lamar Advertising Co. (REIT), Class A	16,000	1,670,720
Lexington Realty Trust (REIT)	34,200	408,690
Life Storage, Inc. (REIT)	13,950	1,497,533
Macerich Co. (The) (REIT) (x)	35,422	646,452
Medical Properties Trust, Inc. (REIT)	96,900	1,947,690
Mid-America Apartment Communities, Inc. (REIT)	21,938	3,694,798
National Health Investors, Inc. (REIT)	4,300	288,315
National Retail Properties, Inc. (REIT)	38,290	1,795,035
National Storage Affiliates Trust (REIT)	11,600	586,496
Omega Healthcare Investors, Inc. (REIT)	44,440	1,612,728
Outfront Media, Inc. (REIT)*	24,670	592,820
Paramount Group, Inc. (REIT)	37,600	378,632
Park Hotels & Resorts, Inc. (REIT)*	41,635	858,097
Physicians Realty Trust (REIT)	38,100	703,707
Piedmont Office Realty Trust, Inc. (REIT), Class A	25,100	463,597
PotlatchDeltic Corp. (REIT)	13,451	714,921
Prologis, Inc. (REIT)	124,848	14,923,081
PS Business Parks, Inc. (REIT)	3,300	488,664
Public Storage (REIT)	25,502	7,668,196
QTS Realty Trust, Inc. (REIT), Class A	8,400	649,320
Rayonier, Inc. (REIT)	27,025	971,008
Realty Income Corp. (REIT)	60,028	4,006,269
Regency Centers Corp. (REIT)	33,306	2,133,915
Retail Opportunity Investments Corp. (REIT) (x)	6,800	120,088
Retail Properties of America, Inc. (REIT), Class A	32,100	367,545
Retail Value, Inc. (REIT)	2,956	64,293
Rexford Industrial Realty, Inc. (REIT)	18,400	1,047,880
RLJ Lodging Trust (REIT)	10,700	162,961
Ryman Hospitality Properties, Inc. (REIT)*	10,751	848,899

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Sabra Health Care REIT, Inc. (REIT)	34,657	$630,757
Safehold, Inc. (REIT)	2,700	211,950
SBA Communications Corp. (REIT)	19,300	6,150,910
Service Properties Trust (REIT)	33,600	423,360
Simon Property Group, Inc. (REIT)	54,059	7,053,618
SL Green Realty Corp. (REIT) (x)	11,576	926,080
Spirit Realty Capital, Inc. (REIT)	20,933	1,001,435
STAG Industrial, Inc. (REIT)	27,800	1,040,554
STORE Capital Corp. (REIT)	35,400	1,221,654
Sun Communities, Inc. (REIT)	17,100	2,930,940
Sunstone Hotel Investors, Inc. (REIT)*	25,058	311,220
Terreno Realty Corp. (REIT)	11,600	748,432
UDR, Inc. (REIT)	52,936	2,592,805
Urban Edge Properties (REIT)	20,723	395,809
Ventas, Inc. (REIT)	71,279	4,070,031
VEREIT, Inc. (REIT)	37,820	1,737,073
VICI Properties, Inc. (REIT) (x)	86,700	2,689,434
Vornado Realty Trust (REIT)	33,847	1,579,639
Washington REIT (REIT)	12,470	286,810
Weingarten Realty Investors (REIT)	15,386	493,429
Welltower, Inc. (REIT)	71,217	5,918,133
Weyerhaeuser Co. (REIT)	128,135	4,410,407
WP Carey, Inc. (REIT)	31,800	2,372,916
Xenia Hotels & Resorts, Inc. (REIT)*	4,800	89,904

		234,061,547

Real Estate Management & Development (0.1%)
CBRE Group, Inc., Class A*	57,250	4,908,043
Cushman & Wakefield plc (x)*	17,000	296,990
eXp World Holdings, Inc. (x)*	24,500	949,865
Howard Hughes Corp. (The)*	4,700	458,062
Jones Lang LaSalle, Inc.*	9,500	1,856,870
Kennedy-Wilson Holdings, Inc.	25,100	498,737
Newmark Group, Inc., Class A	21,919	263,247
Opendoor Technologies, Inc. (x)*	57,400	1,017,702
Redfin Corp. (x)*	16,700	1,058,947
RMR Group, Inc. (The), Class A	1,771	68,431

		11,376,894

Total Real Estate		245,438,441

Utilities (2.3%)
Electric Utilities (1.4%)
ALLETE, Inc.	10,500	734,790
Alliant Energy Corp.	43,900	2,447,864
American Electric Power Co., Inc.	84,570	7,153,776
Duke Energy Corp.	127,585	12,595,191
Edison International	67,160	3,883,191
Entergy Corp.	33,200	3,310,040
Evergy, Inc.	40,177	2,427,896
Eversource Energy	60,709	4,871,290
Exelon Corp.	172,956	7,663,680
FirstEnergy Corp.	99,804	3,713,707
Hawaiian Electric Industries, Inc.	20,500	866,740
IDACORP, Inc.	11,450	1,116,375
NextEra Energy, Inc.	325,300	23,837,984
NRG Energy, Inc.	40,921	1,649,116
OGE Energy Corp.	36,900	1,241,685
Pinnacle West Capital Corp.	21,300	1,745,961
PNM Resources, Inc.	15,200	741,304
Portland General Electric Co.	21,000	967,680
PPL Corp.	144,950	4,054,252
Southern Co. (The)	178,850	10,822,214
Xcel Energy, Inc.	94,680	6,237,519

		102,082,255

Gas Utilities (0.1%)
Atmos Energy Corp.	21,100	2,027,921
National Fuel Gas Co.	21,100	1,102,475
New Jersey Resources Corp.	19,600	775,572
ONE Gas, Inc.	9,125	676,345
Southwest Gas Holdings, Inc.	9,900	655,281
Spire, Inc.	8,200	592,614
UGI Corp.	39,575	1,832,718

		7,662,926

Independent Power and Renewable Electricity Producers (0.0%)
AES Corp. (The)	126,595	3,300,332
Brookfield Renewable Corp.	18,450	773,793
Vistra Corp.	84,500	1,567,475

		5,641,600

Multi-Utilities (0.7%)
Ameren Corp.	47,700	3,817,908
Black Hills Corp.	15,600	1,023,828
CenterPoint Energy, Inc.	99,950	2,450,774
CMS Energy Corp.	54,000	3,190,320
Consolidated Edison, Inc.	61,700	4,425,124
Dominion Energy, Inc.	140,754	10,355,272
DTE Energy Co.	34,400	4,458,240
MDU Resources Group, Inc.	48,250	1,512,155
NiSource, Inc.	79,300	1,942,850
NorthWestern Corp.	5,000	301,100
Public Service Enterprise Group, Inc.	83,600	4,994,264
Sempra Energy	52,290	6,927,379
WEC Energy Group, Inc.	58,198	5,176,712

		50,575,926

Water Utilities (0.1%)
American Water Works Co., Inc.	31,300	4,824,269
Essential Utilities, Inc.	42,062	1,922,233

		6,746,502

Total Utilities		172,709,209

Total Common Stocks (99.0%) (Cost $2,152,608,066)		7,333,946,378

MASTER LIMITED PARTNERSHIP:
Financials (0.0%)
Capital Markets (0.0%)
Apollo Global Management, Inc. (x) (Cost $1,437,992)	31,100	1,934,420

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Corporate Bond (0.0%)
Financials (0.0%)
Capital Markets (0.0%)
GAMCO Investors, Inc. 4.000%, 6/15/23 (e)	$12,000	$11,999

Total Financials		11,999

Total Long-Term Debt Securities (0.0%) (Cost $12,572)		11,999

	Number of Rights	Value (Note 1)
RIGHTS:
Communication Services (0.0%)
Media (0.0%)
Media General, Inc., CVR (r)*	25,400	—

Total Communication Services		—

Health Care (0.0%)
Biotechnology (0.0%)
Achillion Pharmaceuticals, Inc., CVR (r)*	23,600	8,142
Alder Biopharmaceuticals, Inc., CVR (r)(x)*	16,600	10,956

Total Health Care		19,098

Total Rights (0.0%) (Cost $14,048)		19,098

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Company (0.1%)
BlackRock Liquidity FedFund, Institutional Shares (xx)	6,200,000	6,200,000

	Principal Amount	Value (Note 1)
Repurchase Agreements (0.6%)
Citigroup Global Markets, Inc., 0.07%, dated 6/30/21, due 7/1/21, repurchase price $8,865,250, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-5.000%, maturing 4/30/22-2/15/42; total market value $9,042,538. (xx)	$8,865,233	8,865,233
Deutsche Bank AG, 0.17%, dated 6/30/21, due 7/1/21, repurchase price $600,003, collateralized by various Foreign Government Agency Securities, ranging from 0.125%-1.875%, maturing 2/12/22-2/15/23; total market value $612,021. (xx)	600,000	600,000
Deutsche Bank AG, 0.23%, dated 6/30/21, due 7/1/21, repurchase price $10,000,064, collateralized by various Common Stocks; total market value $11,112,278. (xx)	10,000,000	10,000,000
Deutsche Bank AG, 0.23%, dated 6/30/21, due 7/1/21, repurchase price $5,000,032, collateralized by various Common Stocks; total market value $5,556,139. (xx)	5,000,000	5,000,000
HSBC Bank plc, 0.10%, dated 6/30/21, due 7/1/21, repurchase price $10,000,028, collateralized by various U.S. Government Treasury Securities, ranging from 0.099%-6.125%, maturing 8/31/21-2/15/50; total market value $10,204,110. (xx)	10,000,000	10,000,000
HSBC Bank plc, 0.10%, dated 6/30/21, due 7/1/21, repurchase price $2,200,006, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-6.125%, maturing 7/15/21-2/15/50; total market value $2,244,904. (xx)	2,200,000	2,200,000
HSBC Bank plc, 0.10%, dated 6/30/21, due 7/1/21, repurchase price $2,500,007, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-6.125%, maturing 7/15/21-2/15/50; total market value $2,551,028. (xx)	2,500,000	2,500,000
NBC Global Finance Ltd., 0.28%, dated 6/30/21, due 7/7/21, repurchase price $4,000,218, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 2.125%-3.875%, maturing 12/31/23-4/15/29; total market value $4,445,230. (xx)	4,000,000	4,000,000

Total Repurchase Agreements		43,165,233

Total Short-Term Investments (0.7%) (Cost $49,365,233)		49,365,233

Total Investments in Securities (99.7%) (Cost $2,203,437,911)		7,385,277,128
Other Assets Less Liabilities (0.3%)		24,477,974

Net Assets (100%)		$7,409,755,102

*	Non-income producing.
#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $19,302,480.
(e)	Step Bond - Coupon rate increases or decreases in increments to maturity. Rate disclosed is as of June 30, 2021. Maturity date disclosed is the ultimate maturity date.
(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At June 30, 2021, the market value of these securities amounted to $620,433 or 0.0% of net assets.

(r)	Value determined using significant unobservable inputs.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

(x)	All or a portion of security is on loan at June 30, 2021.
(xx)

At June 30, 2021, the Portfolio had loaned securities with a total value of $68,936,980. This was collateralized by $21,847,952 of various U.S. Government Treasury Securities, ranging from 0.000% - 8.000%, maturing 7/8/21 - 5/15/51 and by cash of $49,365,233 which was subsequently invested in an investment company and joint repurchase agreements as detailed in the Notes to the Financial Statements.

Glossary:

CVR	— Contingent Value Right
USD	— United States Dollar

Futures contracts outstanding as of June 30, 2021 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Russell 2000 E-Mini Index	76	9/2021	USD	8,769,640	(69,518)
S&P 500 E-Mini Index	289	9/2021	USD	61,970,270	787,343

					717,825

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2021:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Communication Services	$743,274,796	$—	$—		$743,274,796
Consumer Discretionary	897,527,009	—	—	(a)	897,527,009
Consumer Staples	390,616,064	—	—		390,616,064
Energy	204,391,922	—	—		204,391,922
Financials	849,189,829	—	—		849,189,829
Health Care	1,000,422,243	—	108,271		1,000,530,514
Industrials	694,209,622	1,074,125	—		695,283,747
Information Technology	1,953,025,616	—	—		1,953,025,616
Materials	181,959,231	—	—		181,959,231
Real Estate	245,438,441	—	—		245,438,441
Utilities	172,709,209	—	—		172,709,209
Corporate Bond
Financials	—	11,999	—		11,999
Futures	787,343	—	—		787,343
Master Limited Partnership
Financials	1,934,420	—	—		1,934,420
Rights
Communication Services	—	—	—	(a)	— (a)
Health Care	—	—	19,098		19,098
Short-Term Investments
Investment Company	6,200,000	—	—		6,200,000
Repurchase Agreements	—	43,165,233	—		43,165,233

Total Assets	$7,341,685,745	$44,251,357	$127,369		$7,386,064,471

Liabilities:
Futures	$(69,518)	$—	$—		$(69,518)

Total Liabilities	$(69,518)	$—	$—		$(69,518)

Total	$7,341,616,227	$44,251,357	$127,369		$7,385,994,953

(a)	Value is zero.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

Fair Values of Derivative Instruments as of June 30, 2021:

	Statement of Assets and Liabilities
Derivatives Contracts^	Asset Derivatives	Fair Value
Equity contracts	Receivables, Net assets – Unrealized appreciation	$787,343	*

Total		$787,343

	Liability Derivatives
Equity contracts	Payables, Net assets – Unrealized depreciation	$(69,518	)*

Total		$(69,518)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2021:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$9,359,057	$9,359,057

Total	$9,359,057	$9,359,057

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$(581,355)	$(581,355)

Total	$(581,355)	$(581,355)

^ This Portfolio held futures contracts as a substitute for investing in conventional securities.

The Portfolio held futures contracts with an average notional balance of approximately $58,192,000 during the six months ended June 30, 2021.

Investment security transactions for the six months ended June 30, 2021 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$195,694,142
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$425,096,112

As of June 30, 2021, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$5,388,092,103
Aggregate gross unrealized depreciation	(229,397,366)

Net unrealized appreciation	$5,158,694,737

Federal income tax cost of investments in securities and derivative instruments, if applicable	$2,227,300,216

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2021 (Unaudited)

ASSETS
Investments in Securities, at value (x)
Unaffiliated Issuers (Cost $2,160,272,678)	$7,342,111,895
Repurchase Agreements (Cost $43,165,233)	43,165,233
Cash	74,313,514
Dividends, interest and other receivables	4,407,049
Due from Custodian	1,212,220
Receivable for Portfolio shares sold	567,978
Due from broker for futures variation margin	107,542
Securities lending income receivable	29,978
Other assets	67,958

Total assets	7,465,983,367

LIABILITIES
Payable for return of collateral on securities loaned	49,365,233
Investment management fees payable	2,025,446
Payable for Portfolio shares redeemed	1,364,728
Payable for securities purchased	1,212,220
Distribution fees payable – Class IA	1,101,283
Administrative fees payable	552,710
Distribution fees payable – Class IB	402,880
Trustees’ fees payable	32,434
Accrued expenses	171,331

Total liabilities	56,228,265

NET ASSETS	$7,409,755,102

Net assets were comprised of:
Paid in capital	$1,851,058,190
Total distributable earnings (loss)	5,558,696,912

Net assets	$7,409,755,102

Class IA
Net asset value, offering and redemption price per share, $5,423,388,557 / 114,466,333 shares outstanding (unlimited amount authorized: $0.01 par value)	$47.38

Class IB
Net asset value, offering and redemption price per share, $1,986,366,545 / 42,210,410 shares outstanding (unlimited amount authorized: $0.01 par value)	$47.06

(x)	Includes value of securities on loan of $68,936,980.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2021 (Unaudited)

INVESTMENT INCOME
Dividends (net of $3,645 foreign withholding tax)	$48,616,952
Interest	13,182
Securities lending (net)	172,073

Total income	48,802,207

EXPENSES
Investment management fees	10,871,252
Distribution fees – Class IA	6,414,393
Administrative fees	3,239,011
Distribution fees – Class IB	2,341,527
Printing and mailing expenses	204,641
Professional fees	127,848
Trustees’ fees	98,814
Recoupment fees	73,419
Custodian fees	66,560
Miscellaneous	396,496

Total expenses	23,833,961

NET INVESTMENT INCOME (LOSS)	24,968,246

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	278,783,491
Futures contracts	9,359,057

Net realized gain (loss)	288,142,548

Change in unrealized appreciation (depreciation) on:
Investments in securities	646,796,021
Futures contracts	(581,355)

Net change in unrealized appreciation (depreciation)	646,214,666

NET REALIZED AND UNREALIZED GAIN (LOSS)	934,357,214

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$959,325,460

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31, 2020
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$24,968,246	$64,285,165
Net realized gain (loss)	288,142,548	330,089,688
Net change in unrealized appreciation (depreciation)	646,214,666	714,392,192

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	959,325,460	1,108,767,045

Distributions to shareholders:
Class IA	—	(278,687,216)
Class IB	—	(101,835,496)

Total distributions to shareholders	—	(380,522,712)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 389,051 and 1,421,330 shares, respectively ]	17,238,581	51,175,380
Capital shares issued in reinvestment of dividends and distributions [ 0 and 7,008,959 shares, respectively ]	—	278,687,216
Capital shares repurchased [ (4,906,918) and (11,670,532) shares, respectively ]	(217,033,841)	(425,307,758)

Total Class IA transactions	(199,795,260)	(95,445,162)

Class IB
Capital shares sold [ 961,511 and 2,015,637 shares, respectively ]	42,461,373	70,810,487
Capital shares issued in reinvestment of dividends and distributions [ 0 and 2,578,401 shares, respectively ]	—	101,835,496
Capital shares repurchased [ (2,333,310) and (5,160,349) shares, respectively ]	(102,680,175)	(185,893,881)

Total Class IB transactions	(60,218,802)	(13,247,898)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(260,014,062)	(108,693,060)

TOTAL INCREASE (DECREASE) IN NET ASSETS	699,311,398	619,551,273
NET ASSETS:
Beginning of period	6,710,443,704	6,090,892,431

End of period	$7,409,755,102	$6,710,443,704

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31,
Class IA			2020	2019	2018	2017	2016
Net asset value, beginning of period	$41.35		$36.67	$29.85	$33.88	$28.47	$25.88

Income (loss) from investment operations:
Net investment income (loss) (e)	0.16		0.40	0.47	0.43	0.40	0.36
Net realized and unrealized gain (loss)	5.87		6.73	8.49	(2.28)	5.43	2.66

Total from investment operations	6.03		7.13	8.96	(1.85)	5.83	3.02

Less distributions:
Dividends from net investment income	—		(0.42)	(0.51)	(0.47)	(0.42)	(0.43)
Distributions from net realized gains	—		(2.03)	(1.63)	(1.71)	—	—

Total dividends and distributions	—		(2.45)	(2.14)	(2.18)	(0.42)	(0.43)

Net asset value, end of period	$47.38		$41.35	$36.67	$29.85	$33.88	$28.47

Total return (b)	14.58%		19.77%	30.24%	(5.82)%	20.49%	11.66%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$5,423,389		$4,920,389	$4,482,210	$3,776,306	$4,418,531	$4,016,297
Ratio of expenses to average net assets:
After waivers (a)(f)	0.68%		0.69%	0.69%	0.70%	0.70%	0.71%
Before waivers (a)(f)	0.68%		0.69%	0.69%	0.70%	0.70%	0.71%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	0.71%		1.10%	1.35%	1.25%	1.28%	1.35%
Before waivers (a)(f)	0.71%		1.10%	1.35%	1.25%	1.28%	1.35%
Portfolio turnover rate^	3	%(z)	4%	3%	3%	3%	3%

	Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31,
Class IB			2020	2019	2018	2017	2016
Net asset value, beginning of period	$41.07		$36.44	$29.67	$33.69	$28.31	$25.73

Income (loss) from investment operations:
Net investment income (loss) (e)	0.16		0.40	0.47	0.43	0.40	0.36
Net realized and unrealized gain (loss)	5.83		6.68	8.44	(2.27)	5.40	2.65

Total from investment operations	5.99		7.08	8.91	(1.84)	5.80	3.01

Less distributions:
Dividends from net investment income	—		(0.42)	(0.51)	(0.47)	(0.42)	(0.43)
Distributions from net realized gains	—		(2.03)	(1.63)	(1.71)	—	—

Total dividends and distributions	—		(2.45)	(2.14)	(2.18)	(0.42)	(0.43)

Net asset value, end of period	$47.06		$41.07	$36.44	$29.67	$33.69	$28.31

Total return (b)	14.58%		19.76%	30.26%	(5.82)%	20.50%	11.69%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,986,367		$1,790,054	$1,608,682	$1,337,315	$1,549,446	$1,391,888
Ratio of expenses to average net assets:
After waivers (a)(f)	0.68%		0.69%	0.69%	0.70%	0.70%	0.71%
Before waivers (a)(f)	0.68%		0.69%	0.69%	0.70%	0.70%	0.71%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	0.71%		1.10%	1.35%	1.25%	1.28%	1.35%
Before waivers (a)(f)	0.71%		1.10%	1.35%	1.25%	1.28%	1.35%
Portfolio turnover rate^	3	%(z)	4%	3%	3%	3%	3%
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

EQ/CORE BOND INDEX PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2021	% of Net Assets
U.S. Treasury Obligations	49.9%
Financials	13.1
Exchange Traded Funds	6.9
U.S. Government Agency Securities	4.4
Information Technology	3.0
Health Care	3.0
Supranational	2.8
Foreign Government Securities	2.4
Energy	2.4
Communication Services	2.0
Industrials	2.0
Utilities	1.9
Consumer Staples	1.8
Consumer Discretionary	1.5
Real Estate	1.4
Repurchase Agreements	0.8
Materials	0.7
Investment Companies	0.2
Municipal Bonds	0.1
Asset-Backed Securities	0.1
Cash and Other	(0.4)

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IA and Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2021 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/21	Ending Account Value 6/30/21	Expenses Paid During Period* 1/1/21 - 6/30/21
Class IA
Actual	$1,000.00	$987.60	$3.20
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.57	3.26
Class IB
Actual	1,000.00	987.60	3.20
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.57	3.26
Class K
Actual	1,000.00	989.50	1.97
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.81	2.01

* Expenses are equal to the Portfolio’s Class IA, Class IB and Class K shares annualized expense ratio of 0.65%, 0.65% and 0.40%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2021 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed Securities (0.1%)
American Airlines Pass-Through Trust,
Series 2017-2 AA 3.350%, 10/15/29	$293,172	$300,501
Delta Air Lines Pass-Through Trust,
Series 2019-1 AA 3.204%, 4/25/24	150,000	158,145
Series 2020-1 AA 2.000%, 6/10/28	470,103	473,629
United Airlines Pass-Through Trust,
Series 2020-1 A 5.875%, 10/15/27	4,563,162	5,074,236
Series 2020-1 B 4.875%, 1/15/26	116,460	123,504

Total Asset-Backed Securities		6,130,015

Corporate Bonds (32.8%)
Communication Services (2.0%)
Diversified Telecommunication Services (0.8%)
AT&T, Inc.
4.050%, 12/15/23 (e)	1,250,000	1,353,642
0.900%, 3/25/24	1,000,000	1,001,978
4.450%, 4/1/24	1,500,000	1,638,437
3.400%, 5/15/25	4,000,000	4,363,356
4.125%, 2/17/26	2,750,000	3,101,591
1.700%, 3/25/26	1,000,000	1,009,516
3.800%, 2/15/27	1,000,000	1,109,775
4.250%, 3/1/27	2,500,000	2,836,018
2.300%, 6/1/27	500,000	517,089
1.650%, 2/1/28	185,000	183,770
4.100%, 2/15/28	453,000	514,707
4.350%, 3/1/29	1,665,000	1,921,725
4.300%, 2/15/30	8,159,000	9,456,159
Bell Canada (The)
Series US-3 0.750%, 3/17/24	750,000	749,670
British Telecommunications plc
4.500%, 12/4/23	500,000	544,953
5.125%, 12/4/28	500,000	595,946
9.625%, 12/15/30 (e)	2,000,000	3,093,404
Deutsche Telekom International Finance BV
8.750%, 6/15/30 (e)	2,500,000	3,747,397
Telefonica Emisiones SA
4.570%, 4/27/23	500,000	535,318
4.103%, 3/8/27	440,000	495,508
TELUS Corp.
2.800%, 2/16/27	400,000	426,211
Verizon Communications, Inc.
0.750%, 3/22/24	490,000	492,141
3.376%, 2/15/25	1,000,000	1,085,883
0.850%, 11/20/25	1,300,000	1,283,364
1.450%, 3/20/26	790,000	796,979
2.625%, 8/15/26	2,265,000	2,407,537
4.125%, 3/16/27	2,250,000	2,550,992
3.000%, 3/22/27	375,000	402,491
2.100%, 3/22/28	750,000	765,944
4.329%, 9/21/28	9,238,000	10,727,575
3.875%, 2/8/29	140,000	159,153
4.016%, 12/3/29	1,500,000	1,718,436
3.150%, 3/22/30	375,000	398,007
1.500%, 9/18/30	600,000	570,766
1.680%, 10/30/30	1,957,000	1,859,717
2.550%, 3/21/31	2,220,000	2,271,229

		66,686,384

Entertainment (0.2%)
Activision Blizzard, Inc.
3.400%, 9/15/26	600,000	659,491
3.400%, 6/15/27	310,000	340,389
1.350%, 9/15/30	180,000	168,432
Electronic Arts, Inc.
4.800%, 3/1/26	600,000	693,665
1.850%, 2/15/31	295,000	284,810
Tencent Music Entertainment Group
1.375%, 9/3/25	200,000	198,048
2.000%, 9/3/30	215,000	207,179
TWDC Enterprises 18 Corp.
2.350%, 12/1/22	650,000	667,317
3.150%, 9/17/25	500,000	543,719
1.850%, 7/30/26	465,000	479,164
2.950%, 6/15/27 (x)	1,000,000	1,086,545
Walt Disney Co. (The)
1.650%, 9/1/22	260,000	263,828
3.000%, 9/15/22	1,000,000	1,031,308
1.750%, 8/30/24	750,000	773,813
3.700%, 10/15/25	1,040,000	1,146,679
1.750%, 1/13/26	1,070,000	1,100,715
3.375%, 11/15/26	300,000	332,188
2.200%, 1/13/28	700,000	725,223
2.000%, 9/1/29	500,000	503,567
2.650%, 1/13/31	2,500,000	2,625,733

		13,831,813

Interactive Media & Services (0.1%)
Alphabet, Inc.
3.375%, 2/25/24	500,000	538,199
0.450%, 8/15/25	435,000	429,978
1.998%, 8/15/26	2,000,000	2,088,173
0.800%, 8/15/27	1,000,000	969,692
1.100%, 8/15/30	650,000	616,555
Baidu, Inc.
3.500%, 11/28/22	500,000	518,688
3.875%, 9/29/23	1,250,000	1,328,812
4.375%, 5/14/24	1,250,000	1,363,225
4.125%, 6/30/25	695,000	766,802
1.720%, 4/9/26	200,000	201,660
4.375%, 3/29/28	290,000	328,661
4.875%, 11/14/28	315,000	371,451
2.375%, 10/9/30	200,000	199,788
Weibo Corp.
3.375%, 7/8/30	500,000	518,695

		10,240,379

Media (0.6%)
Charter Communications Operating LLC
4.464%, 7/23/22	1,850,000	1,915,231
4.908%, 7/23/25	4,850,000	5,478,803
Series USD 4.500%, 2/1/24	1,000,000	1,086,520
Comcast Cable Communications Holdings, Inc.
9.455%, 11/15/22	62,000	69,707

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Principal Amount	Value (Note 1)
Comcast Corp.
3.600%, 3/1/24	$2,000,000	$2,157,348
3.700%, 4/15/24	1,110,000	1,203,167
3.950%, 10/15/25	1,750,000	1,960,040
3.150%, 3/1/26	2,000,000	2,174,218
4.150%, 10/15/28	5,025,000	5,832,250
3.400%, 4/1/30	7,500,000	8,288,285
Discovery Communications LLC
2.950%, 3/20/23	460,000	478,600
3.900%, 11/15/24	800,000	869,286
3.950%, 6/15/25	500,000	550,536
4.900%, 3/11/26	500,000	570,346
4.125%, 5/15/29	455,000	511,587
3.625%, 5/15/30	1,310,000	1,424,277
Fox Corp.
4.030%, 1/25/24	575,000	622,974
4.709%, 1/25/29	730,000	859,239
3.500%, 4/8/30 (x)	2,000,000	2,201,179
Interpublic Group of Cos., Inc. (The)
4.650%, 10/1/28	250,000	294,024
2.400%, 3/1/31	1,750,000	1,757,282
Omnicom Group, Inc.
3.650%, 11/1/24	750,000	817,322
ViacomCBS, Inc.
4.750%, 5/15/25	5,000,000	5,660,373
3.375%, 2/15/28	570,000	622,720
WPP Finance 2010
3.750%, 9/19/24	1,000,000	1,086,602

		48,491,916

Wireless Telecommunication Services (0.3%)
America Movil SAB de CV
3.125%, 7/16/22	1,200,000	1,228,800
3.625%, 4/22/29	500,000	551,344
2.875%, 5/7/30	1,450,000	1,523,645
Rogers Communications, Inc.
3.000%, 3/15/23	750,000	775,632
3.625%, 12/15/25	500,000	552,372
2.900%, 11/15/26	500,000	535,187
T-Mobile USA, Inc.
3.500%, 4/15/25	2,500,000	2,701,575
1.500%, 2/15/26	1,000,000	1,007,640
3.750%, 4/15/27	2,500,000	2,752,500
2.050%, 2/15/28 (x)	700,000	709,975
3.875%, 4/15/30	5,000,000	5,570,200
Vodafone Group plc
4.125%, 5/30/25	500,000	557,357
4.375%, 5/30/28	4,375,000	5,095,047

		23,561,274

Total Communication Services		162,811,766

Consumer Discretionary (1.5%)
Auto Components (0.0%)
Aptiv Corp.
4.150%, 3/15/24	865,000	937,058
Aptiv plc
4.350%, 3/15/29	105,000	120,876
BorgWarner, Inc.
3.375%, 3/15/25 (x)	800,000	863,577
2.650%, 7/1/27	300,000	318,284
Lear Corp.
4.250%, 5/15/29	125,000	141,257
Magna International, Inc.
3.625%, 6/15/24	1,200,000	1,291,929
4.150%, 10/1/25	250,000	278,958
2.450%, 6/15/30	300,000	306,664

		4,258,603

Automobiles (0.1%)
General Motors Co.
5.400%, 10/2/23	135,000	148,603
6.125%, 10/1/25	750,000	887,001
6.800%, 10/1/27	405,000	509,828
5.000%, 10/1/28	750,000	878,918
Harley-Davidson, Inc.
3.500%, 7/28/25	400,000	430,772
Toyota Motor Corp.
2.157%, 7/2/22 (x)	185,000	188,558
0.681%, 3/25/24	600,000	600,429
2.358%, 7/2/24	250,000	262,448
1.339%, 3/25/26	600,000	606,341
3.669%, 7/20/28	355,000	402,021
2.760%, 7/2/29	250,000	268,309
2.362%, 3/25/31	600,000	623,732

		5,806,960

Distributors (0.0%)
Genuine Parts Co.
1.875%, 11/1/30	285,000	274,784

Diversified Consumer Services (0.0%)
Leland Stanford Junior University (The)
1.289%, 6/1/27	35,000	35,027
Yale University
Series 2020 0.873%, 4/15/25	500,000	501,237
1.482%, 4/15/30	500,000	492,991

		1,029,255

Hotels, Restaurants & Leisure (0.4%)
Booking Holdings, Inc.
2.750%, 3/15/23	650,000	674,322
3.650%, 3/15/25	600,000	655,444
3.600%, 6/1/26	500,000	554,459
4.625%, 4/13/30	1,500,000	1,793,384
Expedia Group, Inc.
3.600%, 12/15/23	685,000	728,018
4.625%, 8/1/27	840,000	949,833
3.250%, 2/15/30	1,500,000	1,568,467
2.950%, 3/15/31	185,000	187,510
Hyatt Hotels Corp.
4.850%, 3/15/26	250,000	278,762
4.375%, 9/15/28	950,000	1,047,467
Las Vegas Sands Corp.
3.200%, 8/8/24	435,000	456,120
2.900%, 6/25/25	935,000	971,939
3.500%, 8/18/26	415,000	440,438
3.900%, 8/8/29	415,000	441,356
Marriott International, Inc.
3.600%, 4/15/24	350,000	373,368

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Principal Amount	Value (Note 1)
Series AA 4.650%, 12/1/28	$500,000	$571,736
Series FF 4.625%, 6/15/30	2,225,000	2,565,215
Series R 3.125%, 6/15/26	500,000	530,024
Series X 4.000%, 4/15/28	500,000	550,224
Series Z 4.150%, 12/1/23	500,000	535,262
McDonald’s Corp.
3.350%, 4/1/23	735,000	770,103
3.250%, 6/10/24	1,000,000	1,073,259
3.375%, 5/26/25	750,000	814,675
1.450%, 9/1/25	200,000	204,033
3.700%, 1/30/26	1,500,000	1,669,432
3.500%, 3/1/27	775,000	858,457
3.800%, 4/1/28	1,100,000	1,248,479
2.625%, 9/1/29	290,000	305,293
2.125%, 3/1/30	220,000	222,564
Sands China Ltd.
4.600%, 8/8/23	555,000	589,939
5.125%, 8/8/25	500,000	557,375
3.800%, 1/8/26	475,000	506,379
5.400%, 8/8/28	620,000	717,923
4.375%, 6/18/30	585,000	634,801
Starbucks Corp.
3.100%, 3/1/23	750,000	782,624
3.850%, 10/1/23	850,000	906,911
3.800%, 8/15/25	700,000	777,018
2.450%, 6/15/26	500,000	527,823
2.000%, 3/12/27	350,000	359,526
3.500%, 3/1/28	750,000	837,798
4.000%, 11/15/28	800,000	921,502
2.250%, 3/12/30	350,000	355,202

		31,514,464

Household Durables (0.2%)
DR Horton, Inc.
2.500%, 10/15/24	1,250,000	1,308,694
2.600%, 10/15/25	350,000	368,182
1.400%, 10/15/27	750,000	734,652
Leggett & Platt, Inc.
3.400%, 8/15/22	250,000	255,759
3.800%, 11/15/24	300,000	320,229
3.500%, 11/15/27	500,000	541,947
4.400%, 3/15/29	350,000	399,665
Lennar Corp.
4.750%, 11/29/27	3,000,000	3,464,910
Mohawk Industries, Inc.
3.850%, 2/1/23	1,200,000	1,251,162
3.625%, 5/15/30	350,000	383,091
NVR, Inc.
3.950%, 9/15/22	150,000	154,552
3.000%, 5/15/30	1,320,000	1,396,774
PulteGroup, Inc.
5.000%, 1/15/27	1,000,000	1,163,703
Whirlpool Corp.
3.700%, 5/1/25	500,000	546,164
4.750%, 2/26/29	150,000	177,487

		12,466,971

Internet & Direct Marketing Retail (0.3%)
Alibaba Group Holding Ltd.
2.800%, 6/6/23	535,000	555,533
3.600%, 11/28/24	2,500,000	2,710,625
3.400%, 12/6/27	1,780,000	1,946,377
2.125%, 2/9/31	490,000	481,307
Amazon.com, Inc.
2.500%, 11/29/22	1,200,000	1,230,946
2.400%, 2/22/23	680,000	702,289
0.250%, 5/12/23	450,000	449,701
0.400%, 6/3/23	400,000	400,783
0.450%, 5/12/24	580,000	578,915
2.800%, 8/22/24	375,000	399,673
3.800%, 12/5/24	1,000,000	1,102,991
0.800%, 6/3/25	500,000	500,305
5.200%, 12/3/25	500,000	590,427
1.000%, 5/12/26 (x)	1,300,000	1,300,534
1.200%, 6/3/27	340,000	337,239
3.150%, 8/22/27	4,000,000	4,410,232
1.650%, 5/12/28	1,200,000	1,205,208
1.500%, 6/3/30	625,000	613,027
2.100%, 5/12/31	1,400,000	1,423,612
eBay, Inc.
2.750%, 1/30/23	500,000	517,265
1.900%, 3/11/25	525,000	541,251
1.400%, 5/10/26	1,000,000	1,002,978
3.600%, 6/5/27	750,000	832,084
2.700%, 3/11/30	700,000	726,708
2.600%, 5/10/31	1,000,000	1,015,810
JD.com, Inc.
3.875%, 4/29/26	500,000	550,094
3.375%, 1/14/30	320,000	341,430

		26,467,344

Leisure Products (0.0%)
Hasbro, Inc.
2.600%, 11/19/22	85,000	87,355
3.000%, 11/19/24	350,000	371,070
3.550%, 11/19/26	250,000	273,703
3.500%, 9/15/27	290,000	315,573
3.900%, 11/19/29	500,000	556,978

		1,604,679

Multiline Retail (0.1%)
Dollar General Corp.
3.250%, 4/15/23	1,150,000	1,199,643
4.150%, 11/1/25	125,000	140,146
3.875%, 4/15/27	500,000	562,434
Dollar Tree, Inc.
3.700%, 5/15/23	875,000	924,281
4.000%, 5/15/25	2,000,000	2,206,434
Target Corp.
2.500%, 4/15/26	2,000,000	2,142,840
3.375%, 4/15/29	750,000	841,803

		8,017,581

Specialty Retail (0.3%)
Advance Auto Parts, Inc.
1.750%, 10/1/27	75,000	74,318
AutoNation, Inc.
3.500%, 11/15/24	400,000	428,739
4.500%, 10/1/25	215,000	239,182

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Principal Amount	Value (Note 1)
3.800%, 11/15/27	$500,000	$549,932
AutoZone, Inc.
3.125%, 4/18/24	500,000	532,565
3.250%, 4/15/25	333,000	359,066
3.125%, 4/21/26	125,000	136,103
3.750%, 4/18/29	500,000	556,807
Best Buy Co., Inc.
4.450%, 10/1/28	1,000,000	1,156,829
1.950%, 10/1/30	375,000	363,690
Home Depot, Inc. (The)
2.700%, 4/1/23	800,000	828,935
3.750%, 2/15/24	1,000,000	1,077,446
3.350%, 9/15/25	490,000	536,616
3.000%, 4/1/26	750,000	817,737
2.125%, 9/15/26	625,000	656,570
2.800%, 9/14/27	750,000	811,751
0.900%, 3/15/28 (x)	700,000	682,149
3.900%, 12/6/28	290,000	337,111
2.950%, 6/15/29	455,000	495,963
Lowe’s Cos., Inc.
3.875%, 9/15/23	1,000,000	1,067,171
3.125%, 9/15/24	500,000	537,171
3.375%, 9/15/25	510,000	557,348
2.500%, 4/15/26	750,000	795,905
3.100%, 5/3/27	750,000	816,804
1.300%, 4/15/28	655,000	637,901
3.650%, 4/5/29	680,000	760,230
1.700%, 10/15/30	655,000	628,117
2.625%, 4/1/31	1,750,000	1,811,228
O’Reilly Automotive, Inc.
3.800%, 9/1/22	300,000	308,911
3.850%, 6/15/23	250,000	264,018
3.550%, 3/15/26	500,000	552,516
4.350%, 6/1/28	800,000	928,445
Ross Stores, Inc.
0.875%, 4/15/26	1,400,000	1,370,428
TJX Cos., Inc. (The)
2.500%, 5/15/23	450,000	465,652
2.250%, 9/15/26	500,000	526,122
1.150%, 5/15/28	300,000	290,772
Tractor Supply Co.
1.750%, 11/1/30	280,000	266,956

		23,227,204

Textiles, Apparel & Luxury Goods (0.1%)
NIKE, Inc.
2.250%, 5/1/23	450,000	463,699
2.375%, 11/1/26	1,000,000	1,063,152
2.850%, 3/27/30	1,000,000	1,087,570
PVH Corp.
4.625%, 7/10/25	145,000	161,830
Ralph Lauren Corp.
3.750%, 9/15/25	350,000	385,861
2.950%, 6/15/30	130,000	138,386
Tapestry, Inc.
3.000%, 7/15/22	500,000	509,567
4.250%, 4/1/25	500,000	542,668
VF Corp.
2.400%, 4/23/25	1,000,000	1,049,374
2.950%, 4/23/30	2,000,000	2,115,788

		7,517,895

Total Consumer Discretionary		122,185,740

Consumer Staples (1.8%)
Beverages (0.5%)
Anheuser-Busch InBev Worldwide, Inc.
4.000%, 4/13/28	1,345,000	1,533,303
4.750%, 1/23/29	3,470,000	4,130,319
Brown-Forman Corp.
3.500%, 4/15/25	210,000	228,891
Coca-Cola Co. (The)
1.750%, 9/6/24	750,000	778,157
2.900%, 5/25/27	500,000	544,735
1.450%, 6/1/27	300,000	302,225
1.500%, 3/5/28	730,000	733,005
1.000%, 3/15/28	440,000	426,232
2.125%, 9/6/29	750,000	774,000
1.650%, 6/1/30	2,010,000	1,973,181
2.000%, 3/5/31	835,000	844,504
Coca-Cola Consolidated, Inc.
3.800%, 11/25/25	250,000	276,275
Coca-Cola Femsa SAB de CV
2.750%, 1/22/30	1,295,000	1,350,685
Constellation Brands, Inc.
2.650%, 11/7/22	500,000	513,414
3.200%, 2/15/23	1,000,000	1,042,252
4.250%, 5/1/23	1,470,000	1,566,199
4.400%, 11/15/25	335,000	378,148
3.700%, 12/6/26	750,000	834,087
3.500%, 5/9/27	300,000	330,455
3.600%, 2/15/28	1,000,000	1,108,885
4.650%, 11/15/28	310,000	364,386
3.150%, 8/1/29	750,000	805,923
Diageo Capital plc
2.625%, 4/29/23	1,500,000	1,553,369
3.500%, 9/18/23	465,000	495,809
2.125%, 10/24/24	500,000	522,269
1.375%, 9/29/25	245,000	249,121
3.875%, 5/18/28	400,000	457,714
2.375%, 10/24/29	410,000	425,302
2.000%, 4/29/30	245,000	245,570
Fomento Economico Mexicano SAB de CV
2.875%, 5/10/23	150,000	155,278
Keurig Dr Pepper, Inc.
4.057%, 5/25/23	378,000	402,691
3.130%, 12/15/23	500,000	531,213
0.750%, 3/15/24	250,000	250,039
4.417%, 5/25/25	1,100,000	1,234,938
3.400%, 11/15/25	1,250,000	1,367,430
2.550%, 9/15/26	200,000	212,027
4.597%, 5/25/28	1,000,000	1,174,225
2.250%, 3/15/31	210,000	211,357
Molson Coors Beverage Co.
3.000%, 7/15/26	680,000	728,131
PepsiCo, Inc.
3.100%, 7/17/22	750,000	768,652
2.750%, 3/1/23	1,000,000	1,039,991
0.750%, 5/1/23	285,000	287,247
0.400%, 10/7/23	265,000	265,014
3.600%, 3/1/24	1,000,000	1,073,628
2.250%, 3/19/25	350,000	367,802
3.500%, 7/17/25	750,000	823,565
2.850%, 2/24/26	300,000	324,005
2.375%, 10/6/26	670,000	713,056
2.625%, 3/19/27	350,000	375,811
3.000%, 10/15/27	750,000	822,645

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Principal Amount	Value (Note 1)
2.625%, 7/29/29	$375,000	$401,625
2.750%, 3/19/30	350,000	377,308
1.625%, 5/1/30	190,000	187,694

		38,883,787

Food & Staples Retailing (0.3%)
Costco Wholesale Corp.
3.000%, 5/18/27	2,500,000	2,744,901
Kroger Co. (The)
3.850%, 8/1/23	1,250,000	1,325,562
4.000%, 2/1/24	190,000	204,527
2.650%, 10/15/26	600,000	636,497
4.500%, 1/15/29	350,000	413,898
1.700%, 1/15/31	625,000	598,920
Sysco Corp.
3.550%, 3/15/25	500,000	543,188
3.300%, 7/15/26	1,000,000	1,087,427
3.250%, 7/15/27	1,150,000	1,247,514
2.400%, 2/15/30	115,000	117,029
5.950%, 4/1/30	2,000,000	2,566,927
Walgreens Boots Alliance, Inc.
3.800%, 11/18/24	2,000,000	2,187,059
3.450%, 6/1/26	1,500,000	1,630,888
Walmart, Inc.
2.350%, 12/15/22	1,000,000	1,029,265
2.550%, 4/11/23	1,650,000	1,708,701
3.400%, 6/26/23	1,750,000	1,852,037
3.300%, 4/22/24	2,000,000	2,143,803
2.850%, 7/8/24	585,000	622,272
2.650%, 12/15/24	975,000	1,039,998
3.550%, 6/26/25	1,200,000	1,325,003
3.050%, 7/8/26	415,000	454,269
3.700%, 6/26/28	2,000,000	2,277,966
2.375%, 9/24/29	160,000	169,400

		27,927,051

Food Products (0.4%)
Archer-Daniels-Midland Co.
2.500%, 8/11/26	500,000	531,197
Bunge Ltd. Finance Corp.
3.000%, 9/25/22	230,000	236,254
4.350%, 3/15/24	750,000	815,682
1.630%, 8/17/25	500,000	505,784
3.250%, 8/15/26	215,000	231,608
3.750%, 9/25/27	225,000	247,024
2.750%, 5/14/31	750,000	758,624
Campbell Soup Co.
2.500%, 8/2/22	363,000	371,002
3.650%, 3/15/23	286,000	300,484
3.950%, 3/15/25	750,000	826,267
3.300%, 3/19/25	450,000	484,251
4.150%, 3/15/28	1,000,000	1,138,963
Conagra Brands, Inc.
3.200%, 1/25/23	941,000	974,012
4.300%, 5/1/24	300,000	328,935
4.600%, 11/1/25	535,000	608,081
4.850%, 11/1/28	885,000	1,053,197
Flowers Foods, Inc.
3.500%, 10/1/26	535,000	583,228
2.400%, 3/15/31	160,000	160,215
General Mills, Inc.
2.600%, 10/12/22	500,000	512,711
3.700%, 10/17/23	480,000	512,606
4.000%, 4/17/25	500,000	553,739
4.200%, 4/17/28	375,000	432,591
Hershey Co. (The)
3.375%, 5/15/23	475,000	499,960
2.050%, 11/15/24	200,000	208,866
0.900%, 6/1/25	215,000	215,009
3.200%, 8/21/25	300,000	327,476
2.300%, 8/15/26	500,000	529,860
2.450%, 11/15/29	200,000	210,688
1.700%, 6/1/30	390,000	387,525
Hormel Foods Corp.
0.650%, 6/3/24	260,000	260,568
1.700%, 6/3/28	535,000	537,523
1.800%, 6/11/30	415,000	412,495
Ingredion, Inc.
3.200%, 10/1/26	200,000	217,367
J M Smucker Co. (The)
3.500%, 3/15/25	720,000	783,754
3.375%, 12/15/27	850,000	931,126
2.375%, 3/15/30	185,000	188,290
Kellogg Co.
2.650%, 12/1/23	917,000	962,713
3.400%, 11/15/27	650,000	713,371
4.300%, 5/15/28	500,000	578,217
McCormick & Co., Inc.
2.700%, 8/15/22	500,000	511,629
3.150%, 8/15/24	500,000	534,309
0.900%, 2/15/26	235,000	230,304
3.400%, 8/15/27	750,000	826,452
1.850%, 2/15/31	165,000	159,541
Mead Johnson Nutrition Co.
4.125%, 11/15/25	610,000	683,727
Mondelez International, Inc.
0.625%, 7/1/22	675,000	677,561
1.500%, 5/4/25	290,000	295,493
2.750%, 4/13/30	2,835,000	2,983,957
Tyson Foods, Inc.
3.900%, 9/28/23	280,000	300,517
4.000%, 3/1/26	250,000	279,293
3.550%, 6/2/27	975,000	1,079,006
4.350%, 3/1/29	325,000	379,359
Unilever Capital Corp.
3.125%, 3/22/23	750,000	784,402
0.375%, 9/14/23	115,000	115,069
3.250%, 3/7/24	585,000	625,110
2.600%, 5/5/24	930,000	979,410
3.375%, 3/22/25	500,000	545,787
3.100%, 7/30/25	300,000	325,707
2.000%, 7/28/26	250,000	260,583
2.900%, 5/5/27	1,000,000	1,086,218
3.500%, 3/22/28	1,000,000	1,124,755
2.125%, 9/6/29	500,000	514,384
1.375%, 9/14/30	210,000	202,915

		35,636,751

Household Products (0.2%)
Clorox Co. (The)
3.050%, 9/15/22	610,000	625,430
3.500%, 12/15/24	500,000	542,832
3.100%, 10/1/27	500,000	545,568
3.900%, 5/15/28	500,000	570,139

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Principal Amount	Value (Note 1)
1.800%, 5/15/30	$140,000	$137,689
Colgate-Palmolive Co.
2.250%, 11/15/22	300,000	307,912
2.100%, 5/1/23	1,000,000	1,031,729
3.250%, 3/15/24	500,000	536,224
Kimberly-Clark Corp.
3.050%, 8/15/25	300,000	324,452
2.750%, 2/15/26	250,000	270,436
1.050%, 9/15/27	250,000	244,452
3.950%, 11/1/28	375,000	433,934
3.200%, 4/25/29	750,000	831,557
Procter & Gamble Co. (The)
2.150%, 8/11/22	1,000,000	1,020,592
3.100%, 8/15/23	2,625,000	2,778,003
0.550%, 10/29/25	500,000	493,327
1.000%, 4/23/26	350,000	352,715
2.450%, 11/3/26	500,000	534,751
2.850%, 8/11/27	1,000,000	1,088,065
1.200%, 10/29/30	500,000	476,264
1.950%, 4/23/31	1,000,000	1,017,581

		14,163,652

Personal Products (0.0%)
Estee Lauder Cos., Inc. (The)
2.000%, 12/1/24	150,000	156,629
3.150%, 3/15/27	500,000	549,786
1.950%, 3/15/31	585,000	584,271

		1,290,686

Tobacco (0.4%)
Altria Group, Inc.
2.350%, 5/6/25	385,000	402,486
4.400%, 2/14/26	195,000	219,985
2.625%, 9/16/26	430,000	450,554
4.800%, 2/14/29 (x)	3,625,000	4,206,341
3.400%, 5/6/30	2,240,000	2,366,283
BAT Capital Corp.
3.222%, 8/15/24	1,250,000	1,327,775
2.789%, 9/6/24	525,000	551,498
3.215%, 9/6/26	750,000	796,012
3.557%, 8/15/27	3,750,000	4,006,379
2.259%, 3/25/28	350,000	348,130
3.462%, 9/6/29	750,000	791,900
4.906%, 4/2/30	1,500,000	1,727,181
BAT International Finance plc
1.668%, 3/25/26	350,000	349,639
Philip Morris International, Inc.
2.375%, 8/17/22	1,000,000	1,021,379
2.500%, 8/22/22	1,000,000	1,024,904
2.500%, 11/2/22	600,000	615,332
2.625%, 3/6/23	1,150,000	1,193,575
1.125%, 5/1/23	150,000	151,836
2.125%, 5/10/23	625,000	643,394
3.600%, 11/15/23	600,000	645,277
2.875%, 5/1/24	500,000	531,562
3.250%, 11/10/24	500,000	539,890
1.500%, 5/1/25	205,000	209,331
3.375%, 8/11/25	250,000	272,270
0.875%, 5/1/26	300,000	296,392
3.125%, 8/17/27	1,000,000	1,090,176
2.100%, 5/1/30	120,000	119,687
1.750%, 11/1/30	300,000	290,536
Reynolds American, Inc.
4.850%, 9/15/23	1,500,000	1,634,521
4.450%, 6/12/25	2,035,000	2,255,799

		30,080,024

Total Consumer Staples		147,981,951

Energy (2.4%)
Energy Equipment & Services (0.1%)
Baker Hughes a GE Co. LLC
2.773%, 12/15/22	1,000,000	1,033,247
3.337%, 12/15/27	1,250,000	1,366,522
3.138%, 11/7/29	215,000	231,638
4.486%, 5/1/30	145,000	171,237
Halliburton Co.
3.500%, 8/1/23	43,000	45,318
3.800%, 11/15/25 (x)	96,000	106,064
2.920%, 3/1/30 (x)	2,000,000	2,081,287
Helmerich & Payne, Inc.
4.650%, 3/15/25	300,000	333,660
Schlumberger Finance Canada Ltd.
1.400%, 9/17/25	125,000	126,483
Schlumberger Investment SA
3.650%, 12/1/23	1,500,000	1,599,972
2.650%, 6/26/30	1,350,000	1,416,920

		8,512,348

Oil, Gas & Consumable Fuels (2.3%)
Boardwalk Pipelines LP
4.950%, 12/15/24	500,000	558,137
5.950%, 6/1/26	250,000	296,278
4.800%, 5/3/29	415,000	481,394
BP Capital Markets America, Inc.
2.520%, 9/19/22	500,000	510,813
2.750%, 5/10/23	1,000,000	1,042,495
3.216%, 11/28/23	500,000	529,534
3.790%, 2/6/24	415,000	447,876
3.224%, 4/14/24	1,500,000	1,598,140
3.410%, 2/11/26	750,000	819,954
3.119%, 5/4/26	500,000	542,600
4.234%, 11/6/28	1,250,000	1,450,521
1.749%, 8/10/30 (x)	3,300,000	3,222,160
BP Capital Markets plc
2.500%, 11/6/22	1,500,000	1,542,240
3.994%, 9/26/23	500,000	538,892
3.814%, 2/10/24	1,150,000	1,243,981
3.535%, 11/4/24	1,150,000	1,251,966
3.279%, 9/19/27	3,250,000	3,550,987
Canadian Natural Resources Ltd.
2.950%, 1/15/23	1,425,000	1,475,920
3.800%, 4/15/24	64,000	68,700
2.050%, 7/15/25	350,000	359,741
3.850%, 6/1/27	1,300,000	1,432,953
2.950%, 7/15/30 (x)	350,000	362,966
Cenovus Energy, Inc.
4.000%, 4/15/24	125,000	133,819
Cheniere Corpus Christi Holdings LLC
5.125%, 6/30/27	2,500,000	2,911,575
3.700%, 11/15/29	3,645,000	3,969,315
Chevron Corp.
2.355%, 12/5/22	800,000	819,197
1.141%, 5/11/23	95,000	96,377

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Principal Amount	Value (Note 1)
2.566%, 5/16/23	$1,250,000	$1,296,898
3.191%, 6/24/23	1,425,000	1,494,741
1.554%, 5/11/25	1,935,000	1,981,501
3.326%, 11/17/25	1,000,000	1,094,830
2.954%, 5/16/26	1,500,000	1,624,405
1.995%, 5/11/27	250,000	257,902
2.236%, 5/11/30 (x)	1,325,000	1,365,102
Chevron USA, Inc.
0.333%, 8/12/22	490,000	490,030
0.426%, 8/11/23	230,000	230,282
3.900%, 11/15/24	1,500,000	1,645,981
0.687%, 8/12/25	665,000	659,428
1.018%, 8/12/27	310,000	300,903
Cimarex Energy Co.
4.375%, 6/1/24	1,000,000	1,088,053
4.375%, 3/15/29	350,000	397,324
CNOOC Finance 2013 Ltd.
3.000%, 5/9/23	1,800,000	1,865,588
2.875%, 9/30/29	600,000	620,362
CNOOC Finance 2014 ULC
4.250%, 4/30/24	1,100,000	1,191,987
CNOOC Finance 2015 USA LLC
3.750%, 5/2/23	200,000	209,475
3.500%, 5/5/25	1,600,000	1,707,800
4.375%, 5/2/28	200,000	225,912
Columbia Pipeline Group, Inc.
4.500%, 6/1/25	400,000	449,553
ConocoPhillips
3.750%, 10/1/27§	750,000	842,204
ConocoPhillips Co.
4.950%, 3/15/26	750,000	870,708
Devon Energy Corp.
5.850%, 12/15/25	500,000	587,115
Diamondback Energy, Inc.
0.900%, 3/24/23	320,000	320,064
2.875%, 12/1/24	935,000	984,088
4.750%, 5/31/25	335,000	377,042
3.250%, 12/1/26	765,000	818,229
Ecopetrol SA
5.875%, 9/18/23	1,000,000	1,080,687
4.125%, 1/16/25	1,000,000	1,052,500
Enable Midstream Partners LP
3.900%, 5/15/24 (e)	750,000	797,535
4.950%, 5/15/28	300,000	342,933
4.150%, 9/15/29	750,000	818,814
Enbridge, Inc.
2.900%, 7/15/22	500,000	511,791
3.500%, 6/10/24	1,000,000	1,073,172
2.500%, 1/15/25	350,000	366,618
4.250%, 12/1/26	500,000	563,501
3.700%, 7/15/27	1,250,000	1,378,884
3.125%, 11/15/29	750,000	802,250
Energy Transfer LP
3.450%, 1/15/23	750,000	774,820
3.600%, 2/1/23	1,150,000	1,192,419
4.200%, 9/15/23	250,000	267,064
4.250%, 4/1/24	1,000,000	1,077,474
4.500%, 4/15/24	250,000	272,178
4.050%, 3/15/25	2,000,000	2,169,831
2.900%, 5/15/25	770,000	809,386
5.950%, 12/1/25	250,000	292,925
4.750%, 1/15/26	1,250,000	1,404,497
3.900%, 7/15/26	500,000	546,869
4.950%, 6/15/28	375,000	434,038
5.250%, 4/15/29	1,000,000	1,181,495
3.750%, 5/15/30	2,000,000	2,173,220
Enterprise Products Operating LLC
3.350%, 3/15/23	1,356,000	1,412,323
3.750%, 2/15/25	1,415,000	1,541,827
4.150%, 10/16/28	600,000	689,232
3.125%, 7/31/29	750,000	808,238
2.800%, 1/31/30	755,000	796,889
(ICE LIBOR USD 3 Month + 2.57%), 5.375%, 2/15/78 (k)	500,000	512,862
Series D (ICE LIBOR USD 3 Month + 2.99%), 4.875%, 8/16/77 (k)	750,000	733,591
Series E (ICE LIBOR USD 3 Month + 3.03%), 5.250%, 8/16/77 (k)	750,000	771,885
EOG Resources, Inc.
3.150%, 4/1/25	2,000,000	2,154,223
4.150%, 1/15/26	500,000	562,674
Equinor ASA
2.450%, 1/17/23	500,000	515,756
2.650%, 1/15/24	500,000	525,418
3.700%, 3/1/24	1,000,000	1,079,960
3.250%, 11/10/24	600,000	649,061
1.750%, 1/22/26	415,000	427,107
3.625%, 9/10/28	600,000	674,710
2.375%, 5/22/30	375,000	386,589
Exxon Mobil Corp.
1.902%, 8/16/22	300,000	305,490
2.726%, 3/1/23	1,680,000	1,738,848
1.571%, 4/15/23	1,000,000	1,020,364
3.176%, 3/15/24	2,000,000	2,129,419
2.019%, 8/16/24	500,000	520,311
2.709%, 3/6/25	1,000,000	1,063,147
3.043%, 3/1/26	2,025,000	2,197,259
2.275%, 8/16/26	500,000	527,144
2.440%, 8/16/29	750,000	785,789
3.482%, 3/19/30	5,000,000	5,623,199
HollyFrontier Corp.
2.625%, 10/1/23	340,000	351,493
5.875%, 4/1/26	250,000	289,056
Kinder Morgan Energy Partners LP
3.950%, 9/1/22	1,750,000	1,805,511
3.450%, 2/15/23	500,000	520,053
3.500%, 9/1/23	100,000	105,515
4.250%, 9/1/24	750,000	823,093
Kinder Morgan, Inc.
3.150%, 1/15/23	750,000	778,872
4.300%, 3/1/28	1,250,000	1,425,892
Magellan Midstream Partners LP
5.000%, 3/1/26	250,000	287,756
3.250%, 6/1/30	250,000	269,499
Marathon Oil Corp.
3.850%, 6/1/25	750,000	817,013
4.400%, 7/15/27	750,000	849,287
Marathon Petroleum Corp.
4.700%, 5/1/25	1,000,000	1,128,251
5.125%, 12/15/26	2,000,000	2,354,458

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Principal Amount	Value (Note 1)
3.800%, 4/1/28	$300,000	$334,024
MPLX LP
3.500%, 12/1/22	865,000	898,340
3.375%, 3/15/23	500,000	522,346
4.875%, 12/1/24	1,000,000	1,118,187
4.000%, 2/15/25	300,000	327,592
4.875%, 6/1/25	1,500,000	1,693,287
1.750%, 3/1/26	350,000	353,781
4.125%, 3/1/27	2,085,000	2,327,677
2.650%, 8/15/30	455,000	459,105
ONEOK Partners LP
3.375%, 10/1/22	150,000	154,121
5.000%, 9/15/23	1,000,000	1,079,846
ONEOK, Inc.
2.750%, 9/1/24	350,000	367,919
2.200%, 9/15/25	350,000	359,679
5.850%, 1/15/26	160,000	189,152
4.000%, 7/13/27	225,000	248,096
4.550%, 7/15/28	2,000,000	2,278,048
4.350%, 3/15/29	500,000	564,935
3.400%, 9/1/29	500,000	532,721
3.100%, 3/15/30	350,000	364,115
Phillips 66
0.900%, 2/15/24	250,000	250,412
3.850%, 4/9/25	500,000	550,484
1.300%, 2/15/26	140,000	139,902
3.900%, 3/15/28	500,000	561,913
Phillips 66 Partners LP
2.450%, 12/15/24	250,000	260,742
3.605%, 2/15/25	1,000,000	1,078,281
3.550%, 10/1/26	300,000	326,406
Pioneer Natural Resources Co.
0.550%, 5/15/23	165,000	165,007
0.750%, 1/15/24	270,000	270,568
1.125%, 1/15/26	350,000	346,469
4.450%, 1/15/26	1,250,000	1,405,613
1.900%, 8/15/30	1,000,000	965,838
2.150%, 1/15/31	260,000	254,963
Plains All American Pipeline LP
3.850%, 10/15/23	250,000	264,950
3.600%, 11/1/24	1,250,000	1,334,837
4.500%, 12/15/26	500,000	560,320
3.550%, 12/15/29	2,500,000	2,631,200
Sabine Pass Liquefaction LLC
5.750%, 5/15/24	2,215,000	2,484,779
5.625%, 3/1/25	1,215,000	1,389,202
5.000%, 3/15/27	3,000,000	3,466,032
4.500%, 5/15/30	1,225,000	1,410,689
Spectra Energy Partners LP
3.500%, 3/15/25	1,000,000	1,078,748
3.375%, 10/15/26	315,000	342,559
Suncor Energy, Inc.
2.800%, 5/15/23	325,000	337,914
3.100%, 5/15/25	190,000	202,995
TC PipeLines LP
4.375%, 3/13/25	1,000,000	1,100,666
3.900%, 5/25/27	200,000	221,144
TotalEnergies Capital Canada Ltd.
2.750%, 7/15/23	1,000,000	1,047,239
TotalEnergies Capital International SA
2.700%, 1/25/23	1,187,000	1,230,321
3.750%, 4/10/24	2,000,000	2,171,255
2.434%, 1/10/25	500,000	525,568
3.455%, 2/19/29 (x)	750,000	836,189
TotalEnergies Capital SA
3.883%, 10/11/28	250,000	286,751
TransCanada PipeLines Ltd.
2.500%, 8/1/22	850,000	869,326
4.875%, 1/15/26	550,000	632,092
4.250%, 5/15/28	1,750,000	2,009,751
Transcontinental Gas Pipe Line Co. LLC
4.000%, 3/15/28	500,000	566,273
3.250%, 5/15/30	250,000	269,372
Valero Energy Corp.
1.200%, 3/15/24	750,000	755,708
3.650%, 3/15/25	600,000	652,507
2.850%, 4/15/25	750,000	793,963
3.400%, 9/15/26	350,000	379,323
2.150%, 9/15/27	750,000	761,718
4.350%, 6/1/28	350,000	398,877
4.000%, 4/1/29	765,000	855,056
Valero Energy Partners LP
4.375%, 12/15/26	215,000	243,353
4.500%, 3/15/28	500,000	570,391
Williams Cos., Inc. (The)
3.350%, 8/15/22	1,200,000	1,229,979
3.700%, 1/15/23	325,000	338,409
4.500%, 11/15/23	1,000,000	1,082,952
4.550%, 6/24/24	1,270,000	1,398,267
4.000%, 9/15/25	2,500,000	2,767,913
3.750%, 6/15/27	500,000	554,178
2.600%, 3/15/31	665,000	674,596

		181,076,934

Total Energy		189,589,282

Financials (13.1%)
Banks (8.0%)
Australia & New Zealand Banking Group Ltd.
2.625%, 11/9/22	500,000	515,650
2.050%, 11/21/22	750,000	768,017
3.700%, 11/16/25	1,000,000	1,111,349
Banco Bilbao Vizcaya Argentaria SA
0.875%, 9/18/23	800,000	802,580
1.125%, 9/18/25	800,000	791,379
Banco Santander SA
3.125%, 2/23/23	570,000	592,956
3.848%, 4/12/23	1,200,000	1,267,921
2.706%, 6/27/24	800,000	840,797
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.45%), 0.701%, 6/30/24 (k)	535,000	536,016
2.746%, 5/28/25	200,000	210,714
5.179%, 11/19/25	1,000,000	1,142,835
1.849%, 3/25/26	600,000	606,645
4.250%, 4/11/27	1,000,000	1,126,475
4.379%, 4/12/28	1,200,000	1,368,700
3.306%, 6/27/29	800,000	869,945
3.490%, 5/28/30	200,000	215,292
2.749%, 12/3/30	1,745,000	1,728,512
2.958%, 3/25/31	480,000	494,923
Bank of America Corp.
3.300%, 1/11/23	4,300,000	4,488,968

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Principal Amount	Value (Note 1)
4.100%, 7/24/23	$2,000,000	$2,151,937
4.125%, 1/22/24	1,200,000	1,306,261
(ICE LIBOR USD 3 Month + 0.78%), 3.550%, 3/5/24 (k)	2,000,000	2,100,249
4.000%, 4/1/24	5,000,000	5,449,035
(SOFR + 1.46%), 1.486%, 5/19/24 (k)	750,000	762,554
(SOFR + 0.41%), 0.523%, 6/14/24 (k)	2,000,000	1,999,144
(ICE LIBOR USD 3 Month + 0.94%), 3.864%, 7/23/24 (k)	2,000,000	2,130,038
4.200%, 8/26/24	625,000	685,414
(SOFR + 0.74%), 0.810%, 10/24/24 (k)	1,500,000	1,504,888
4.000%, 1/22/25	1,000,000	1,095,418
(ICE LIBOR USD 3 Month + 0.97%), 3.458%, 3/15/25 (k)	1,500,000	1,602,131
(SOFR + 0.69%), 0.976%, 4/22/25 (k)	1,500,000	1,503,478
3.875%, 8/1/25	2,000,000	2,221,279
(SOFR + 0.91%), 0.981%, 9/25/25 (k)	750,000	749,567
(ICE LIBOR USD 3 Month + 1.09%), 3.093%, 10/1/25 (k)	1,150,000	1,224,938
(ICE LIBOR USD 3 Month + 0.87%), 2.456%, 10/22/25 (k)	1,000,000	1,045,057
(ICE LIBOR USD 3 Month + 0.81%), 3.366%, 1/23/26 (k)	4,750,000	5,120,251
(ICE LIBOR USD 3 Month + 0.64%), 2.015%, 2/13/26 (k)	1,000,000	1,029,631
4.450%, 3/3/26	655,000	742,900
3.500%, 4/19/26	3,000,000	3,294,749
(SOFR + 1.15%), 1.319%, 6/19/26 (k)	1,750,000	1,754,990
(SOFR + 1.01%), 1.197%, 10/24/26 (k)	1,500,000	1,488,853
(ICE LIBOR USD 3 Month + 1.06%), 3.559%, 4/23/27 (k)	1,500,000	1,639,107
(SOFR + 0.96%), 1.734%, 7/22/27 (k)	1,500,000	1,511,399
(ICE LIBOR USD 3 Month + 1.58%), 3.824%, 1/20/28 (k)	1,000,000	1,111,469
(ICE LIBOR USD 3 Month + 1.51%), 3.705%, 4/24/28 (k)	1,500,000	1,656,075
(ICE LIBOR USD 3 Month + 1.37%), 3.593%, 7/21/28 (k)	5,000,000	5,495,567
(ICE LIBOR USD 3 Month + 1.04%), 3.419%, 12/20/28 (k)	4,450,000	4,842,526
(ICE LIBOR USD 3 Month + 1.07%), 3.970%, 3/5/29 (k)	2,000,000	2,250,135
(SOFR + 1.06%), 2.087%, 6/14/29 (k)	2,150,000	2,168,355
(ICE LIBOR USD 3 Month + 1.31%), 4.271%, 7/23/29 (k)	2,250,000	2,587,339
(ICE LIBOR USD 3 Month + 1.18%), 3.194%, 7/23/30 (k)	1,300,000	1,401,513
(ICE LIBOR USD 3 Month + 0.99%), 2.496%, 2/13/31 (k)	3,500,000	3,573,926
(SOFR + 1.53%), 1.898%, 7/23/31 (k)	1,000,000	971,749
(SOFR + 1.37%), 1.922%, 10/24/31 (k)	1,500,000	1,464,261
(SOFR + 1.32%), 2.687%, 4/22/32 (k)	2,000,000	2,056,950
Series L 3.950%, 4/21/25	2,450,000	2,688,568
Series N (SOFR + 0.91%), 1.658%, 3/11/27 (k)	750,000	755,076
(SOFR + 1.22%), 2.651%, 3/11/32 (k)	500,000	512,778
Bank of Montreal
2.350%, 9/11/22	500,000	512,024
2.050%, 11/1/22	600,000	613,761
2.550%, 11/6/22	1,300,000	1,335,029
0.450%, 12/8/23	1,785,000	1,783,729
2.500%, 6/28/24	500,000	526,593
(SOFR + 0.60%), 0.949%, 1/22/27 (k)	1,200,000	1,178,545
Series E 3.300%, 2/5/24	1,000,000	1,070,856
Bank of Nova Scotia (The)
2.450%, 9/19/22	3,050,000	3,128,267
2.000%, 11/15/22	750,000	766,806
2.375%, 1/18/23	350,000	360,743
1.950%, 2/1/23	750,000	768,595
0.550%, 9/15/23	300,000	300,318
3.400%, 2/11/24	750,000	803,516
0.700%, 4/15/24	500,000	499,935
2.200%, 2/3/25	750,000	782,109
1.300%, 6/11/25	750,000	755,617
1.050%, 3/2/26	750,000	742,681
1.350%, 6/24/26	500,000	500,221
2.700%, 8/3/26	750,000	799,145
2.150%, 8/1/31	500,000	498,340
BankUnited, Inc.
5.125%, 6/11/30	750,000	868,421
Barclays plc
3.684%, 1/10/23	560,000	569,557
(ICE LIBOR USD 3 Month + 1.36%), 4.338%, 5/16/24 (k)	1,000,000	1,064,449
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.80%), 1.007%, 12/10/24 (k)	385,000	386,181
3.650%, 3/16/25	1,750,000	1,896,110
(ICE LIBOR USD 3 Month + 1.61%), 3.932%, 5/7/25 (k)	750,000	808,540
4.375%, 1/12/26	1,500,000	1,677,315
(SOFR + 2.71%), 2.852%, 5/7/26 (k)	4,485,000	4,739,414
(ICE LIBOR USD 3 Month + 1.90%), 4.972%, 5/16/29 (k)	1,000,000	1,170,013
(ICE LIBOR USD 3 Month + 3.05%), 5.088%, 6/20/30 (k)	5,000,000	5,817,855
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.20%), 2.667%, 3/10/32 (k)	1,000,000	1,003,866
BBVA USA
2.500%, 8/27/24	500,000	525,933
3.875%, 4/10/25	1,000,000	1,100,614

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Principal Amount	Value (Note 1)
BNP Paribas SA
3.250%, 3/3/23	$650,000	$680,817
4.250%, 10/15/24	1,000,000	1,104,751
Canadian Imperial Bank of Commerce
0.450%, 6/22/23	555,000	554,820
0.950%, 6/23/23	575,000	580,260
(ICE LIBOR USD 3 Month + 0.79%), 2.606%, 7/22/23 (k)	650,000	664,826
3.500%, 9/13/23	500,000	534,013
0.500%, 12/14/23	500,000	498,015
3.100%, 4/2/24	750,000	797,322
2.250%, 1/28/25	750,000	783,953
0.950%, 10/23/25	130,000	129,208
1.250%, 6/22/26	750,000	746,731
Capital One Bank USA NA
3.375%, 2/15/23	1,000,000	1,045,519
Citigroup, Inc.
4.050%, 7/30/22	150,000	155,790
2.700%, 10/27/22	2,500,000	2,571,530
3.375%, 3/1/23	1,150,000	1,206,690
3.500%, 5/15/23	1,000,000	1,053,703
3.875%, 10/25/23	1,550,000	1,672,176
(SOFR + 1.67%), 1.678%, 5/15/24 (k)	500,000	510,056
(ICE LIBOR USD 3 Month + 1.02%), 4.044%, 6/1/24 (k)	1,150,000	1,223,251
3.750%, 6/16/24	500,000	543,608
4.000%, 8/5/24	2,500,000	2,720,774
(SOFR + 0.69%), 0.776%, 10/30/24 (k)	5,000,000	5,008,800
3.875%, 3/26/25	500,000	547,697
(ICE LIBOR USD 3 Month + 0.90%), 3.352%, 4/24/25 (k)	1,500,000	1,599,317
3.300%, 4/27/25	1,000,000	1,088,323
(SOFR + 0.67%), 0.981%, 5/1/25 (k)	750,000	751,293
4.400%, 6/10/25	650,000	724,481
3.700%, 1/12/26	3,000,000	3,313,189
4.600%, 3/9/26	595,000	676,514
(SOFR + 2.84%), 3.106%, 4/8/26 (k)	2,500,000	2,673,512
3.400%, 5/1/26	2,500,000	2,731,312
3.200%, 10/21/26	3,250,000	3,522,327
(SOFR + 0.77%), 1.122%, 1/28/27 (k)	1,250,000	1,232,239
(SOFR + 0.77%), 1.462%, 6/9/27 (k)	1,375,000	1,370,305
4.450%, 9/29/27	1,250,000	1,423,729
(ICE LIBOR USD 3 Month + 1.39%), 3.668%, 7/24/28 (k)	3,000,000	3,303,329
(ICE LIBOR USD 3 Month + 1.15%), 3.520%, 10/27/28 (k)	2,500,000	2,731,337
(ICE LIBOR USD 3 Month + 1.19%), 4.075%, 4/23/29 (k)	2,000,000	2,267,740
(ICE LIBOR USD 3 Month + 1.34%), 3.980%, 3/20/30 (k)	1,750,000	1,982,893
(SOFR + 1.42%), 2.976%, 11/5/30 (k)	1,250,000	1,321,960
(SOFR + 1.15%), 2.666%, 1/29/31 (k)	1,500,000	1,547,890
(SOFR + 2.11%), 2.572%, 6/3/31 (k)	2,000,000	2,051,057
(SOFR + 1.17%), 2.561%, 5/1/32 (k)	835,000	850,387
Citizens Bank NA
3.700%, 3/29/23	500,000	526,168
2.250%, 4/28/25	400,000	417,933
3.750%, 2/18/26	500,000	554,136
Citizens Financial Group, Inc.
2.850%, 7/27/26	500,000	533,369
2.500%, 2/6/30	150,000	153,293
3.250%, 4/30/30	470,000	508,352
Comerica Bank
2.500%, 7/23/24	300,000	315,833
4.000%, 7/27/25	250,000	276,407
Comerica, Inc.
3.700%, 7/31/23	375,000	399,473
4.000%, 2/1/29	450,000	516,417
Cooperatieve Rabobank UA
3.950%, 11/9/22	1,000,000	1,046,206
2.750%, 1/10/23	1,750,000	1,813,310
4.625%, 12/1/23	1,000,000	1,092,579
0.375%, 1/12/24	405,000	403,073
3.375%, 5/21/25	1,000,000	1,093,052
4.375%, 8/4/25	500,000	557,536
3.750%, 7/21/26	815,000	895,769
Credit Suisse Group Funding Guernsey Ltd.
3.800%, 9/15/22	2,500,000	2,599,776
Discover Bank
3.350%, 2/6/23	250,000	260,529
4.200%, 8/8/23	550,000	592,157
2.450%, 9/12/24	750,000	785,302
3.450%, 7/27/26	840,000	916,093
4.650%, 9/13/28	625,000	731,310
2.700%, 2/6/30	250,000	261,377
Fifth Third Bancorp
4.300%, 1/16/24	700,000	759,344
3.650%, 1/25/24	750,000	805,393
2.375%, 1/28/25	250,000	261,872
3.950%, 3/14/28	750,000	860,108
Fifth Third Bank NA
1.800%, 1/30/23	250,000	255,300
3.950%, 7/28/25	645,000	723,376
3.850%, 3/15/26	600,000	664,045
2.250%, 2/1/27	300,000	313,718
First Horizon Corp.
3.550%, 5/26/23	500,000	525,236
4.000%, 5/26/25	500,000	551,779
First Republic Bank
(SOFR + 0.62%), 1.912%, 2/12/24 (k)	250,000	255,171
FNB Corp.
2.200%, 2/24/23	90,000	91,433
HSBC Holdings plc
3.600%, 5/25/23	1,500,000	1,587,692
(ICE LIBOR USD 3 Month + 0.92%), 3.033%, 11/22/23 (k)	300,000	310,348
4.250%, 3/14/24	1,700,000	1,842,290
(ICE LIBOR USD 3 Month + 0.99%), 3.950%, 5/18/24 (k)	970,000	1,029,402

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Principal Amount	Value (Note 1)
(ICE LIBOR USD 3 Month + 1.21%), 3.803%, 3/11/25 (k)	$875,000	$940,715
(SOFR + 0.71%), 0.976%, 5/24/25 (k)	335,000	334,627
4.250%, 8/18/25	1,600,000	1,768,348
(SOFR + 1.40%), 2.633%, 11/7/25 (k)	830,000	870,602
(SOFR + 1.54%), 1.645%, 4/18/26 (k)	2,125,000	2,150,133
3.900%, 5/25/26	1,140,000	1,267,037
(SOFR + 1.93%), 2.099%, 6/4/26 (k)	825,000	848,072
(ICE LIBOR USD 3 Month + 1.35%), 4.292%, 9/12/26 (k)	3,500,000	3,895,116
4.375%, 11/23/26	1,815,000	2,045,820
(SOFR + 1.29%), 1.589%, 5/24/27 (k)	820,000	819,131
(ICE LIBOR USD 3 Month + 1.55%), 4.041%, 3/13/28 (k)	1,250,000	1,387,436
(SOFR + 1.73%), 2.013%, 9/22/28 (k)	3,950,000	3,945,079
(ICE LIBOR USD 3 Month + 1.53%), 4.583%, 6/19/29 (k)	1,120,000	1,295,609
(ICE LIBOR USD 3 Month + 1.61%), 3.973%, 5/22/30 (k)	1,165,000	1,303,539
(SOFR + 2.39%), 2.848%, 6/4/31 (k)	5,715,000	5,920,961
(SOFR + 1.19%), 2.804%, 5/24/32 (k)	595,000	612,168
HSBC USA, Inc.
3.500%, 6/23/24	900,000	971,513
Huntington Bancshares, Inc.
2.625%, 8/6/24	500,000	527,718
4.000%, 5/15/25	350,000	389,462
2.550%, 2/4/30	500,000	520,508
Huntington National Bank (The)
2.500%, 8/7/22	750,000	765,898
1.800%, 2/3/23	350,000	356,922
3.550%, 10/6/23	500,000	533,494
Industrial & Commercial Bank of China Ltd.
2.957%, 11/8/22	500,000	514,781
3.538%, 11/8/27	500,000	551,656
ING Groep NV
4.100%, 10/2/23	1,500,000	1,615,676
3.550%, 4/9/24	750,000	807,916
3.950%, 3/29/27	1,250,000	1,404,482
(SOFR + 1.01%), 1.726%, 4/1/27 (k)	375,000	377,984
4.050%, 4/9/29	560,000	637,696
(SOFR + 1.32%), 2.727%, 4/1/32 (k)	265,000	272,400
JPMorgan Chase & Co.
3.250%, 9/23/22	2,849,000	2,950,910
3.200%, 1/25/23	4,369,000	4,562,907
3.375%, 5/1/23	2,075,000	2,182,984
2.700%, 5/18/23	2,000,000	2,078,100
3.875%, 2/1/24	3,000,000	3,251,491
(SOFR + 0.58%), 0.697%, 3/16/24 (k)	2,750,000	2,758,678
(ICE LIBOR USD 3 Month + 0.73%), 3.559%, 4/23/24 (k)	1,125,000	1,185,830
3.625%, 5/13/24	3,000,000	3,248,736
(SOFR + 1.46%), 1.514%, 6/1/24 (k)	2,000,000	2,037,266
(SOFR + 0.60%), 0.653%, 9/16/24 (k)	3,330,000	3,330,973
(ICE LIBOR USD 3 Month + 1.00%), 4.023%, 12/5/24 (k)	1,250,000	1,348,630
(SOFR + 0.42%), 0.563%, 2/16/25 (k)	975,000	968,854
(ICE LIBOR USD 3 Month + 1.16%), 3.220%, 3/1/25 (k)	2,365,000	2,511,076
(SOFR + 0.54%), 0.824%, 6/1/25 (k)(x)	1,345,000	1,342,485
(SOFR + 0.58%), 0.969%, 6/23/25 (k)	1,750,000	1,750,201
3.900%, 7/15/25	3,000,000	3,319,852
(SOFR + 1.16%), 2.301%, 10/15/25 (k)	1,500,000	1,563,462
(SOFR + 1.59%), 2.005%, 3/13/26 (k)	555,000	572,488
3.300%, 4/1/26	2,000,000	2,187,917
3.200%, 6/15/26	1,750,000	1,908,399
(SOFR + 0.80%), 1.045%, 11/19/26 (k)	1,250,000	1,234,137
(SOFR + 0.70%), 1.040%, 2/4/27 (k)	1,250,000	1,228,693
(SOFR + 0.89%), 1.578%, 4/22/27 (k)	1,185,000	1,190,797
(ICE LIBOR USD 3 Month + 1.38%), 3.540%, 5/1/28 (k)	2,750,000	3,021,004
(SOFR + 1.89%), 2.182%, 6/1/28 (k)	1,750,000	1,790,878
(ICE LIBOR USD 3 Month + 0.95%), 3.509%, 1/23/29 (k)	7,000,000	7,691,461
(ICE LIBOR USD 3 Month + 1.12%), 4.005%, 4/23/29 (k)	1,500,000	1,695,182
(SOFR + 1.02%), 2.069%, 6/1/29 (k)	1,110,000	1,118,869
(ICE LIBOR USD 3 Month + 1.26%), 4.203%, 7/23/29 (k)	1,500,000	1,723,498
(ICE LIBOR USD 3 Month + 1.33%), 4.452%, 12/5/29 (k)	1,000,000	1,170,225
(ICE LIBOR USD 3 Month + 1.16%), 3.702%, 5/6/30 (k)	625,000	697,326
(SOFR + 1.51%), 2.739%, 10/15/30 (k)	1,735,000	1,818,301
(SOFR + 2.52%), 2.956%, 5/13/31 (k)	815,000	854,631
(SOFR + 1.11%), 1.764%, 11/19/31 (k)	1,250,000	1,200,047
(SOFR + 1.07%), 1.953%, 2/4/32 (k)	750,000	727,274
(SOFR + 1.25%), 2.580%, 4/22/32 (k)	1,155,000	1,187,886
KeyBank NA
2.300%, 9/14/22	1,500,000	1,535,027
3.375%, 3/7/23	500,000	524,863
1.250%, 3/10/23	415,000	420,911
(SOFR + 0.34%), 0.423%, 1/3/24 (k)	250,000	250,015

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Principal Amount	Value (Note 1)
(SOFR + 0.32%), 0.433%, 6/14/24 (k)	$750,000	$750,510
3.300%, 6/1/25	250,000	273,263
3.400%, 5/20/26	1,000,000	1,090,366
KeyCorp
4.150%, 10/29/25	310,000	349,338
2.250%, 4/6/27	750,000	777,311
Korea Development Bank (The)
3.000%, 9/14/22	1,000,000	1,030,188
3.375%, 3/12/23	500,000	524,015
2.750%, 3/19/23	500,000	518,219
3.750%, 1/22/24	500,000	539,625
3.250%, 2/19/24	350,000	374,237
0.400%, 3/9/24	220,000	219,011
0.400%, 6/19/24	425,000	422,149
2.125%, 10/1/24	390,000	408,168
1.750%, 2/18/25	250,000	256,728
0.800%, 4/27/26	300,000	295,416
0.800%, 7/19/26	500,000	491,282
1.000%, 9/9/26	400,000	397,254
1.625%, 1/19/31	500,000	492,347
Kreditanstalt fuer Wiederaufbau
2.000%, 10/4/22	2,312,000	2,363,660
2.375%, 12/29/22	4,015,000	4,141,385
2.125%, 1/17/23	3,350,000	3,445,637
1.625%, 2/15/23	1,750,000	1,787,938
0.250%, 4/25/23	1,625,000	1,623,067
0.250%, 10/19/23	2,000,000	1,992,584
2.625%, 2/28/24	2,125,000	2,245,001
0.250%, 3/8/24	1,635,000	1,625,575
1.375%, 8/5/24	2,250,000	2,304,914
2.500%, 11/20/24	5,000,000	5,311,102
2.000%, 5/2/25	3,000,000	3,143,498
0.375%, 7/18/25	920,000	905,695
0.625%, 1/22/26	13,600,000	13,460,525
2.875%, 4/3/28	1,750,000	1,942,667
1.750%, 9/14/29	525,000	535,332
0.750%, 9/30/30	400,000	374,391
Landwirtschaftliche Rentenbank
3.125%, 11/14/23	1,500,000	1,594,826
2.000%, 1/13/25	3,000,000	3,134,757
0.875%, 3/30/26	600,000	599,507
1.750%, 7/27/26	500,000	520,038
0.875%, 9/3/30	750,000	708,490
Series 37 2.500%, 11/15/27	2,000,000	2,156,462
Series 40 0.500%, 5/27/25 (x)	730,000	721,410
Lloyds Banking Group plc
4.050%, 8/16/23	750,000	803,754
(ICE LIBOR USD 3 Month + 0.81%), 2.907%, 11/7/23 (k)	1,750,000	1,804,332
3.900%, 3/12/24	400,000	433,278
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.55%), 0.695%, 5/11/24 (k)	1,145,000	1,147,900
4.450%, 5/8/25	575,000	644,290
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 3.50%), 3.870%, 7/9/25 (k)	1,000,000	1,083,336
4.582%, 12/10/25	1,000,000	1,121,349
4.650%, 3/24/26	1,750,000	1,977,451
3.750%, 1/11/27	1,385,000	1,526,811
4.375%, 3/22/28	1,350,000	1,551,528
4.550%, 8/16/28	850,000	990,844
(ICE LIBOR USD 3 Month + 1.21%), 3.574%, 11/7/28 (k)	1,750,000	1,910,334
M&T Bank Corp.
3.550%, 7/26/23	500,000	531,931
Manufacturers & Traders Trust Co.
2.900%, 2/6/25	1,000,000	1,070,079
3.400%, 8/17/27	330,000	364,014
Mitsubishi UFJ Financial Group, Inc.
2.623%, 7/18/22	750,000	767,978
3.455%, 3/2/23	1,000,000	1,049,641
3.761%, 7/26/23	1,750,000	1,869,979
2.527%, 9/13/23	760,000	792,402
3.407%, 3/7/24	750,000	803,160
2.801%, 7/18/24	1,000,000	1,058,297
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.68%), 0.848%, 9/15/24 (k)	750,000	753,084
2.193%, 2/25/25	1,000,000	1,040,623
3.777%, 3/2/25	1,000,000	1,097,576
1.412%, 7/17/25	430,000	434,295
3.850%, 3/1/26	216,000	241,198
2.757%, 9/13/26	1,250,000	1,329,875
3.677%, 2/22/27	1,000,000	1,118,108
3.287%, 7/25/27	1,000,000	1,097,910
3.961%, 3/2/28	1,500,000	1,707,916
4.050%, 9/11/28	1,000,000	1,150,489
3.741%, 3/7/29	750,000	844,362
3.195%, 7/18/29	1,000,000	1,087,208
2.559%, 2/25/30	1,000,000	1,039,188
2.048%, 7/17/30	460,000	457,982
Mizuho Financial Group, Inc.
2.601%, 9/11/22	1,000,000	1,026,181
3.549%, 3/5/23	1,000,000	1,051,692
(ICE LIBOR USD 3 Month + 0.84%), 2.721%, 7/16/23 (k)	235,000	240,477
(SOFR + 1.25%), 1.241%, 7/10/24 (k)	320,000	323,667
(SOFR + 0.87%), 0.849%, 9/8/24 (k)	200,000	200,828
(SOFR + 1.24%), 2.839%, 7/16/25 (k)	750,000	791,432
(SOFR + 1.36%), 2.555%, 9/13/25 (k)	500,000	523,448
(ICE LIBOR USD 3 Month + 0.83%), 2.226%, 5/25/26 (k)	300,000	310,126
2.839%, 9/13/26	850,000	910,367
3.663%, 2/28/27	1,000,000	1,110,030
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.67%), 1.234%, 5/22/27 (k)	500,000	491,995
3.170%, 9/11/27	1,250,000	1,356,080
(ICE LIBOR USD 3 Month + 1.27%), 4.254%, 9/11/29 (k)	1,000,000	1,152,117
(ICE LIBOR USD 3 Month + 1.13%), 3.153%, 7/16/30 (k)	750,000	809,037
(SOFR + 1.77%), 2.201%, 7/10/31 (k)	500,000	498,644

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Principal Amount	Value (Note 1)
(SOFR + 1.53%), 1.979%, 9/8/31 (k)	$300,000	$293,668
MUFG Americas Holdings Corp.
3.000%, 2/10/25	80,000	85,223
MUFG Union Bank NA
2.100%, 12/9/22	500,000	511,815
National Australia Bank Ltd.
1.875%, 12/13/22	750,000	766,691
3.000%, 1/20/23	1,350,000	1,405,467
2.875%, 4/12/23	750,000	783,250
3.625%, 6/20/23	500,000	531,533
3.375%, 1/14/26	750,000	825,993
2.500%, 7/12/26	1,500,000	1,591,837
National Bank of Canada
2.100%, 2/1/23	750,000	769,376
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.77%), 0.900%, 8/15/23 (k)	250,000	251,345
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.40%), 0.550%, 11/15/24 (k)	530,000	527,793
Natwest Group plc
3.875%, 9/12/23	800,000	854,135
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.15%), 2.359%, 5/22/24 (k)	200,000	206,025
(ICE LIBOR USD 3 Month + 1.55%), 4.519%, 6/25/24 (k)	2,000,000	2,146,288
(ICE LIBOR USD 3 Month + 1.76%), 4.269%, 3/22/25 (k)	1,000,000	1,082,952
4.800%, 4/5/26	1,750,000	2,002,144
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.90%), 1.642%, 6/14/27 (k)	1,050,000	1,050,593
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.55%), 3.073%, 5/22/28 (k)	295,000	310,413
(ICE LIBOR USD 3 Month + 1.75%), 4.892%, 5/18/29 (k)	3,050,000	3,568,293
(ICE LIBOR USD 3 Month + 1.87%), 4.445%, 5/8/30 (k)	750,000	855,231
Oesterreichische Kontrollbank AG
2.875%, 3/13/23	750,000	782,477
3.125%, 11/7/23	2,750,000	2,922,705
1.500%, 2/12/25	375,000	385,866
0.375%, 9/17/25	910,000	893,588
0.500%, 2/2/26 (x)	935,000	918,606
People’s United Financial, Inc.
3.650%, 12/6/22	300,000	310,440
PNC Bank NA
2.950%, 1/30/23	250,000	259,496
3.500%, 6/8/23	335,000	354,937
3.800%, 7/25/23	1,000,000	1,066,030
3.300%, 10/30/24	1,000,000	1,085,302
2.950%, 2/23/25	250,000	267,811
3.250%, 6/1/25	500,000	542,894
3.100%, 10/25/27	500,000	546,140
3.250%, 1/22/28	1,000,000	1,101,514
2.700%, 10/22/29	395,000	416,242
PNC Financial Services Group, Inc. (The)
2.854%, 11/9/22 (e)	2,000,000	2,065,748
3.500%, 1/23/24	175,000	187,854
3.900%, 4/29/24	500,000	542,711
2.200%, 11/1/24	500,000	524,117
2.600%, 7/23/26	350,000	372,967
3.150%, 5/19/27	750,000	819,117
3.450%, 4/23/29	750,000	839,895
2.550%, 1/22/30	750,000	788,546
(SOFR + 0.98%), 2.307%, 4/23/32 (k)	1,000,000	1,021,438
Regions Financial Corp.
3.800%, 8/14/23	750,000	799,943
2.250%, 5/18/25	300,000	312,564
Royal Bank of Canada
1.950%, 1/17/23	625,000	639,793
3.700%, 10/5/23	1,500,000	1,607,771
0.500%, 10/26/23	415,000	414,766
0.425%, 1/19/24	645,000	642,240
2.550%, 7/16/24	750,000	790,558
2.250%, 11/1/24	750,000	785,715
1.150%, 6/10/25	530,000	532,137
0.875%, 1/20/26	750,000	740,128
4.650%, 1/27/26	2,000,000	2,288,154
1.200%, 4/27/26	750,000	748,967
Santander Holdings USA, Inc.
3.400%, 1/18/23	750,000	779,817
3.500%, 6/7/24	350,000	374,306
3.450%, 6/2/25	500,000	536,731
4.500%, 7/17/25	1,500,000	1,662,562
4.400%, 7/13/27	485,000	544,009
Santander UK Group Holdings plc
3.571%, 1/10/23	520,000	528,214
(ICE LIBOR USD 3 Month + 1.57%), 4.796%, 11/15/24 (k)	750,000	819,834
(SOFR + 0.79%), 1.089%, 3/15/25 (k)	500,000	501,515
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.25%), 1.532%, 8/21/26 (k)	1,000,000	999,907
(SOFR + 0.99%), 1.673%, 6/14/27 (k)	1,000,000	998,962
(ICE LIBOR USD 3 Month + 1.40%), 3.823%, 11/3/28 (k)	750,000	823,742
(SOFR + 1.48%), 2.896%, 3/15/32 (k)	500,000	515,472
Santander UK plc
4.000%, 3/13/24	1,000,000	1,087,907
Signature Bank
(AMERIBOR + 3.89%), 4.000%, 10/15/30 (k)(x)	250,000	262,500
Sumitomo Mitsui Banking Corp.
3.200%, 7/18/22	750,000	772,425
3.000%, 1/18/23	1,000,000	1,039,834
3.950%, 1/10/24	2,250,000	2,432,711
3.400%, 7/11/24	1,000,000	1,078,821
3.650%, 7/23/25	750,000	823,183
Sumitomo Mitsui Financial Group, Inc.
2.778%, 10/18/22 (x)	750,000	773,072
3.102%, 1/17/23	1,000,000	1,042,160

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Principal Amount	Value (Note 1)
3.936%, 10/16/23	$750,000	$807,139
0.508%, 1/12/24	200,000	199,188
2.696%, 7/16/24	1,000,000	1,055,358
2.448%, 9/27/24	350,000	366,809
2.348%, 1/15/25	400,000	418,381
1.474%, 7/8/25	925,000	936,005
0.948%, 1/12/26	500,000	495,091
3.010%, 10/19/26	1,000,000	1,078,314
3.446%, 1/11/27	1,700,000	1,871,284
3.364%, 7/12/27	750,000	822,560
3.352%, 10/18/27	750,000	822,899
3.544%, 1/17/28	2,000,000	2,219,745
4.306%, 10/16/28 (x)	750,000	870,722
3.040%, 7/16/29	1,000,000	1,071,861
3.202%, 9/17/29	350,000	372,297
2.724%, 9/27/29	350,000	367,505
2.750%, 1/15/30	400,000	419,950
2.130%, 7/8/30	750,000	754,349
2.142%, 9/23/30	1,500,000	1,466,414
1.710%, 1/12/31	500,000	486,249
SVB Financial Group
2.100%, 5/15/28	590,000	597,207
3.125%, 6/5/30	300,000	318,298
1.800%, 2/2/31	565,000	541,032
Svenska Handelsbanken AB
3.900%, 11/20/23	500,000	542,013
Synovus Financial Corp.
3.125%, 11/1/22	300,000	308,458
Toronto-Dominion Bank (The)
1.900%, 12/1/22	1,250,000	1,277,924
0.250%, 1/6/23	830,000	829,252
0.300%, 6/2/23 (x)	1,000,000	999,997
0.750%, 6/12/23	625,000	628,999
3.500%, 7/19/23	750,000	797,227
0.450%, 9/11/23	1,000,000	1,000,013
0.550%, 3/4/24	750,000	749,213
3.250%, 3/11/24	750,000	802,098
2.650%, 6/12/24	750,000	792,640
1.150%, 6/12/25	750,000	755,931
0.750%, 9/11/25 (x)	1,000,000	989,859
0.750%, 1/6/26	1,000,000	986,618
1.200%, 6/3/26	1,025,000	1,027,795
(USD Swap Semi 5 Year + 2.21%), 3.625%, 9/15/31 (k)	1,000,000	1,105,207
Truist Bank
3.000%, 2/2/23	1,000,000	1,040,109
1.250%, 3/9/23	350,000	355,011
3.200%, 4/1/24	750,000	802,545
(ICE LIBOR USD 3 Month + 0.74%), 3.689%, 8/2/24 (k)	500,000	532,901
2.150%, 12/6/24	600,000	627,364
1.500%, 3/10/25	750,000	766,758
3.625%, 9/16/25	1,000,000	1,099,996
4.050%, 11/3/25	185,000	208,137
3.300%, 5/15/26	1,000,000	1,093,729
3.800%, 10/30/26	300,000	335,866
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.15%), 2.636%, 9/17/29 (k)	350,000	366,118
2.250%, 3/11/30	535,000	543,105
Truist Financial Corp.
2.200%, 3/16/23	750,000	772,259
3.750%, 12/6/23	750,000	805,476
2.500%, 8/1/24	750,000	791,417
2.850%, 10/26/24	500,000	534,201
4.000%, 5/1/25	600,000	665,857
3.700%, 6/5/25	750,000	826,579
1.200%, 8/5/25	500,000	503,865
(SOFR + 0.61%), 1.267%, 3/2/27 (k)	955,000	953,382
1.125%, 8/3/27	1,000,000	975,186
3.875%, 3/19/29	750,000	852,132
(SOFR + 0.86%), 1.887%, 6/7/29 (k)	375,000	377,032
1.950%, 6/5/30	335,000	334,639
US Bancorp
2.950%, 7/15/22	1,600,000	1,640,952
3.700%, 1/30/24	500,000	539,844
2.400%, 7/30/24	750,000	789,335
3.600%, 9/11/24	1,000,000	1,088,481
1.450%, 5/12/25	600,000	612,528
3.950%, 11/17/25	500,000	562,128
3.100%, 4/27/26	1,415,000	1,537,392
3.900%, 4/26/28	650,000	749,072
3.000%, 7/30/29	750,000	810,088
1.375%, 7/22/30	600,000	577,116
Series V 2.375%, 7/22/26	2,000,000	2,111,381
US Bank NA
1.950%, 1/9/23 (x)	300,000	306,947
2.850%, 1/23/23	750,000	774,011
3.400%, 7/24/23	500,000	529,864
2.050%, 1/21/25	1,000,000	1,042,135
2.800%, 1/27/25	1,000,000	1,068,492
Webster Financial Corp.
4.100%, 3/25/29	500,000	550,899
Wells Fargo & Co.
4.125%, 8/15/23	3,000,000	3,221,391
3.750%, 1/24/24	1,250,000	1,344,629
(SOFR + 1.60%), 1.654%, 6/2/24 (k)	815,000	832,451
3.300%, 9/9/24	2,000,000	2,156,547
3.000%, 2/19/25	2,500,000	2,676,352
(SOFR + 0.51%), 0.805%, 5/19/25 (k)	180,000	179,647
(SOFR + 1.09%), 2.406%, 10/30/25 (k)	1,105,000	1,156,498
(ICE LIBOR USD 3 Month + 0.75%), 2.164%, 2/11/26 (k)	1,250,000	1,295,378
3.000%, 4/22/26	4,000,000	4,297,631
4.100%, 6/3/26	2,000,000	2,245,658
3.000%, 10/23/26	1,500,000	1,616,747
(ICE LIBOR USD 3 Month + 1.17%), 3.196%, 6/17/27 (k)	1,110,000	1,197,023
(ICE LIBOR USD 3 Month + 1.31%), 3.584%, 5/22/28 (k)	8,035,000	8,851,269
(SOFR + 2.10%), 2.393%, 6/2/28 (k)	1,010,000	1,046,222
4.150%, 1/24/29	1,350,000	1,550,614
(SOFR + 1.43%), 2.879%, 10/30/30 (k)	1,250,000	1,324,861

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Principal Amount	Value (Note 1)
(SOFR + 1.26%), 2.572%, 2/11/31 (k)	$6,125,000	$6,329,952
Series M 3.450%, 2/13/23	1,806,000	1,891,755
Wells Fargo Bank NA
3.550%, 8/14/23	1,950,000	2,075,996
Westpac Banking Corp.
2.750%, 1/11/23	750,000	777,745
2.000%, 1/13/23	145,000	148,689
3.650%, 5/15/23	750,000	795,692
3.300%, 2/26/24	1,250,000	1,337,394
2.350%, 2/19/25	1,000,000	1,050,560
2.850%, 5/13/26	750,000	809,111
1.150%, 6/3/26	500,000	500,290
2.700%, 8/19/26	1,750,000	1,874,913
3.350%, 3/8/27	1,250,000	1,380,375
2.650%, 1/16/30	350,000	373,926
2.150%, 6/3/31	500,000	506,107
(USD ICE Swap Rate 5 Year + 2.24%), 4.322%, 11/23/31 (k)	1,000,000	1,108,750
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.75%), 2.668%, 11/15/35 (k)	2,000,000	1,969,938
Wintrust Financial Corp.
4.850%, 6/6/29	250,000	273,166
Zions Bancorp NA
3.250%, 10/29/29	500,000	521,901

		646,471,336

Capital Markets (2.4%)
Affiliated Managers Group, Inc.
4.250%, 2/15/24	350,000	380,984
3.300%, 6/15/30	210,000	226,583
Ameriprise Financial, Inc.
4.000%, 10/15/23	150,000	161,960
3.700%, 10/15/24	750,000	819,137
2.875%, 9/15/26	500,000	537,901
Ares Capital Corp.
3.500%, 2/10/23	750,000	778,050
4.200%, 6/10/24	560,000	601,246
4.250%, 3/1/25	500,000	540,368
3.250%, 7/15/25	500,000	526,250
3.875%, 1/15/26	1,000,000	1,071,782
2.150%, 7/15/26	285,000	283,741
2.875%, 6/15/28	500,000	506,036
Bain Capital Specialty Finance, Inc.
2.950%, 3/10/26	400,000	409,839
Bank of New York Mellon Corp. (The)
1.950%, 8/23/22	625,000	636,897
1.850%, 1/27/23	575,000	587,653
2.950%, 1/29/23	500,000	519,126
3.500%, 4/28/23	750,000	792,064
3.450%, 8/11/23	750,000	798,924
2.200%, 8/16/23	425,000	440,229
0.350%, 12/7/23	625,000	622,896
0.500%, 4/26/24	1,000,000	998,020
2.100%, 10/24/24	675,000	708,338
0.750%, 1/28/26	500,000	494,360
2.800%, 5/4/26	750,000	808,679
2.450%, 8/17/26	1,000,000	1,062,608
3.250%, 5/16/27	700,000	765,220
3.400%, 1/29/28	500,000	557,316
3.850%, 4/28/28	850,000	976,913
1.650%, 1/28/31 (x)	500,000	493,780
Series 0012 3.650%, 2/4/24	2,100,000	2,261,600
Series G 3.000%, 2/24/25	1,500,000	1,614,239
BGC Partners, Inc.
5.375%, 7/24/23	350,000	378,183
3.750%, 10/1/24 (x)	200,000	210,951
BlackRock, Inc.
3.500%, 3/18/24	1,400,000	1,509,846
3.200%, 3/15/27	347,000	383,611
3.250%, 4/30/29	445,000	497,801
Blackstone Secured Lending Fund
3.650%, 7/14/23§	250,000	260,480
3.625%, 1/15/26§	250,000	265,305
2.750%, 9/16/26§	1,000,000	1,013,163
Brookfield Asset Management, Inc.
4.000%, 1/15/25	600,000	657,210
Brookfield Finance, Inc.
4.000%, 4/1/24	750,000	810,847
3.900%, 1/25/28	500,000	557,772
4.350%, 4/15/30	2,000,000	2,312,088
2.724%, 4/15/31	230,000	236,040
Cboe Global Markets, Inc.
3.650%, 1/12/27	650,000	723,287
Charles Schwab Corp. (The)
2.650%, 1/25/23	500,000	516,760
3.550%, 2/1/24	650,000	697,277
0.750%, 3/18/24	1,200,000	1,205,111
3.000%, 3/10/25	150,000	160,822
3.850%, 5/21/25	750,000	829,447
0.900%, 3/11/26	1,335,000	1,323,197
1.150%, 5/13/26	375,000	374,331
3.200%, 3/2/27	500,000	545,975
2.000%, 3/20/28	1,200,000	1,229,357
3.250%, 5/22/29	500,000	552,560
2.300%, 5/13/31	750,000	765,075
CI Financial Corp.
3.200%, 12/17/30	565,000	580,740
CME Group, Inc.
3.000%, 9/15/22	500,000	516,025
3.000%, 3/15/25	1,000,000	1,072,069
3.750%, 6/15/28	350,000	398,989
Credit Suisse AG
1.000%, 5/5/23	2,415,000	2,438,548
0.495%, 2/2/24	1,115,000	1,108,976
2.950%, 4/9/25	1,000,000	1,067,542
Credit Suisse Group AG
3.800%, 6/9/23	1,000,000	1,058,970
3.750%, 3/26/25	750,000	813,273
4.550%, 4/17/26	2,000,000	2,261,862
Deutsche Bank AG
3.300%, 11/16/22	1,150,000	1,189,578
3.950%, 2/27/23	850,000	892,463
0.898%, 5/28/24	375,000	373,568
3.700%, 5/30/24	1,500,000	1,608,455
(SOFR + 2.16%), 2.222%, 9/18/24 (k)	265,000	271,947
(SOFR + 1.13%), 1.447%, 4/1/25 (k)	1,000,000	1,005,125

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Principal Amount	Value (Note 1)
(SOFR + 2.58%), 3.961%, 11/26/25 (k)	$750,000	$809,818
4.100%, 1/13/26	1,000,000	1,093,927
1.686%, 3/19/26	180,000	181,312
(SOFR + 1.87%), 2.129%, 11/24/26 (k)	1,055,000	1,070,301
(SOFR + 3.04%), 3.547%, 9/18/31 (k)	2,355,000	2,503,916
(SOFR + 1.72%), 3.035%, 5/28/32 (k)	485,000	493,740
E*TRADE Financial Corp.
2.950%, 8/24/22	500,000	513,500
3.800%, 8/24/27	250,000	276,885
4.500%, 6/20/28	350,000	404,412
Eaton Vance Corp.
3.625%, 6/15/23	500,000	528,941
3.500%, 4/6/27	250,000	272,271
Franklin Resources, Inc.
2.850%, 3/30/25	1,250,000	1,337,196
1.600%, 10/30/30	600,000	577,939
FS KKR Capital Corp.
4.625%, 7/15/24	250,000	269,950
4.125%, 2/1/25	500,000	531,273
3.400%, 1/15/26	500,000	515,505
2.625%, 1/15/27	500,000	495,535
Goldman Sachs BDC, Inc.
3.750%, 2/10/25	250,000	266,962
2.875%, 1/15/26	250,000	258,681
Goldman Sachs Group, Inc. (The)
3.625%, 1/22/23	244,000	255,926
3.200%, 2/23/23	2,855,000	2,976,738
0.523%, 3/8/23	780,000	780,480
3.625%, 2/20/24	1,080,000	1,159,889
4.000%, 3/3/24	3,045,000	3,307,479
(SOFR + 0.57%), 0.673%, 3/8/24 (k)	1,250,000	1,252,191
3.850%, 7/8/24	2,000,000	2,163,259
(SOFR + 0.51%), 0.657%, 9/10/24 (k)	1,000,000	998,270
3.500%, 1/23/25	3,250,000	3,512,650
3.750%, 5/22/25	2,400,000	2,631,373
(ICE LIBOR USD 3 Month + 1.20%), 3.272%, 9/29/25 (k)	1,830,000	1,953,441
(SOFR + 0.61%), 0.855%, 2/12/26 (k)	915,000	907,595
3.750%, 2/25/26	580,000	641,280
3.500%, 11/16/26	1,815,000	1,970,884
3.850%, 1/26/27	2,240,000	2,468,444
(SOFR + 0.80%), 1.431%, 3/9/27 (k)	1,000,000	996,368
(SOFR + 0.82%), 1.542%, 9/10/27 (k)	1,250,000	1,247,342
(ICE LIBOR USD 3 Month + 1.51%), 3.691%, 6/5/28 (k)	1,000,000	1,100,922
(ICE LIBOR USD 3 Month + 1.30%), 4.223%, 5/1/29 (k)	2,000,000	2,273,987
2.600%, 2/7/30	6,515,000	6,755,415
(SOFR + 1.09%), 1.992%, 1/27/32 (k)	570,000	554,149
(SOFR + 1.28%), 2.615%, 4/22/32 (k)	1,070,000	1,093,072
Series FXD 0.481%, 1/27/23	1,250,000	1,250,404
Series VAR (SOFR + 0.54%), 0.627%, 11/17/23 (k)	570,000	570,057
(SOFR + 0.79%), 1.093%, 12/9/26 (k)	1,000,000	983,747
Golub Capital BDC, Inc.
3.375%, 4/15/24	250,000	260,634
2.500%, 8/24/26	410,000	413,013
Intercontinental Exchange, Inc.
2.350%, 9/15/22	1,750,000	1,787,330
0.700%, 6/15/23	440,000	441,900
3.450%, 9/21/23 (x)	300,000	318,531
4.000%, 10/15/23	850,000	915,764
3.750%, 12/1/25	610,000	675,486
3.750%, 9/21/28	535,000	601,403
Invesco Finance plc
3.125%, 11/30/22	1,000,000	1,036,068
Jefferies Financial Group, Inc.
5.500%, 10/18/23	800,000	858,915
Jefferies Group LLC
5.125%, 1/20/23	117,000	125,010
4.850%, 1/15/27	665,000	771,984
Lazard Group LLC
4.500%, 9/19/28	350,000	404,794
4.375%, 3/11/29	500,000	568,272
Legg Mason, Inc.
4.750%, 3/15/26	250,000	291,769
Main Street Capital Corp.
3.000%, 7/14/26	625,000	642,239
Moody’s Corp.
4.500%, 9/1/22	31,000	32,137
2.625%, 1/15/23	650,000	670,614
4.875%, 2/15/24	500,000	548,628
Morgan Stanley
4.875%, 11/1/22	312,000	329,901
3.125%, 1/23/23	800,000	834,045
3.750%, 2/25/23	394,000	415,061
4.100%, 5/22/23	2,000,000	2,128,607
(SOFR + 0.47%), 0.560%, 11/10/23 (k)	975,000	975,794
(SOFR + 0.46%), 0.529%, 1/25/24 (k)	2,500,000	2,498,346
(SOFR + 0.62%), 0.731%, 4/5/24 (k)	1,200,000	1,201,681
(ICE LIBOR USD 3 Month + 0.85%), 3.737%, 4/24/24 (k)	900,000	951,651
3.700%, 10/23/24	2,000,000	2,179,772
(SOFR + 0.53%), 0.790%, 5/30/25 (k)	1,500,000	1,493,985
(SOFR + 1.15%), 2.720%, 7/22/25 (k)	500,000	526,645
4.000%, 7/23/25	505,000	562,503
5.000%, 11/24/25	3,000,000	3,460,930
3.875%, 1/27/26	3,000,000	3,348,744
3.125%, 7/27/26	3,000,000	3,248,550
(SOFR + 0.72%), 0.985%, 12/10/26 (k)	2,750,000	2,705,228
3.625%, 1/20/27	4,000,000	4,428,462
(SOFR + 0.88%), 1.593%, 5/4/27 (k)	1,700,000	1,709,384

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Principal Amount	Value (Note 1)
(ICE LIBOR USD 3 Month + 1.14%), 3.772%, 1/24/29 (k)	$4,300,000	$4,810,841
(ICE LIBOR USD 3 Month + 1.63%), 4.431%, 1/23/30 (k)	950,000	1,110,820
(SOFR + 1.14%), 2.699%, 1/22/31 (k)	6,640,000	6,961,316
(SOFR + 3.12%), 3.622%, 4/1/31 (k)	2,000,000	2,236,217
Series F 3.875%, 4/29/24	2,500,000	2,714,224
Series I (SOFR + 0.75%), 0.864%, 10/21/25 (k)	345,000	344,606
Nasdaq, Inc.
0.445%, 12/21/22	300,000	300,273
3.850%, 6/30/26 (x)	145,000	161,078
1.650%, 1/15/31	750,000	707,593
Nomura Holdings, Inc.
2.648%, 1/16/25	380,000	399,663
1.851%, 7/16/25 (x)	1,500,000	1,530,856
3.103%, 1/16/30	750,000	788,510
2.679%, 7/16/30	1,000,000	1,015,087
Northern Trust Corp.
2.375%, 8/2/22	500,000	511,556
3.650%, 8/3/28	500,000	564,020
3.150%, 5/3/29	500,000	551,462
1.950%, 5/1/30	560,000	562,467
(ICE LIBOR USD 3 Month + 1.13%), 3.375%, 5/8/32 (k)	468,000	506,467
Oaktree Specialty Lending Corp.
3.500%, 2/25/25	80,000	83,953
2.700%, 1/15/27	500,000	500,356
Owl Rock Capital Corp.
5.250%, 4/15/24	300,000	327,793
4.000%, 3/30/25	250,000	266,582
3.750%, 7/22/25	350,000	370,733
4.250%, 1/15/26	250,000	269,808
3.400%, 7/15/26	500,000	520,894
2.625%, 1/15/27 (x)	500,000	501,017
2.875%, 6/11/28	500,000	495,949
Prospect Capital Corp.
3.706%, 1/22/26	250,000	256,876
3.364%, 11/15/26	270,000	270,637
S&P Global, Inc.
4.000%, 6/15/25	250,000	279,539
1.250%, 8/15/30	975,000	925,510
Sixth Street Specialty Lending, Inc.
3.875%, 11/1/24	500,000	530,359
2.500%, 8/1/26	310,000	313,424
Stifel Financial Corp.
4.250%, 7/18/24	700,000	767,463
4.000%, 5/15/30	500,000	553,988
TD Ameritrade Holding Corp.
3.750%, 4/1/24	750,000	813,706
3.625%, 4/1/25 (x)	1,000,000	1,097,248
3.300%, 4/1/27	455,000	499,601

		192,651,063

Consumer Finance (1.5%)
AerCap Ireland Capital DAC
3.300%, 1/23/23	500,000	517,114
4.125%, 7/3/23	500,000	529,954
4.500%, 9/15/23	955,000	1,024,134
4.875%, 1/16/24	445,000	483,933
3.150%, 2/15/24	700,000	733,521
2.875%, 8/14/24	350,000	365,423
3.500%, 1/15/25	600,000	635,504
6.500%, 7/15/25	1,290,000	1,513,610
4.450%, 10/1/25	350,000	385,652
1.750%, 1/30/26	655,000	646,135
4.450%, 4/3/26	500,000	549,392
3.650%, 7/21/27	1,000,000	1,064,835
4.625%, 10/15/27	500,000	558,286
3.875%, 1/23/28	500,000	535,824
Ally Financial, Inc.
3.050%, 6/5/23	1,165,000	1,215,727
1.450%, 10/2/23	1,190,000	1,207,426
5.800%, 5/1/25	1,000,000	1,165,471
American Express Co.
2.500%, 8/1/22	1,000,000	1,021,686
2.650%, 12/2/22	1,487,000	1,535,553
3.400%, 2/27/23	2,000,000	2,091,910
3.700%, 8/3/23	1,000,000	1,066,833
3.400%, 2/22/24	750,000	802,193
2.500%, 7/30/24	500,000	526,703
3.000%, 10/30/24	750,000	804,116
3.625%, 12/5/24	1,070,000	1,170,270
4.200%, 11/6/25	1,075,000	1,217,398
3.125%, 5/20/26	500,000	545,466
American Express Credit Corp.
3.300%, 5/3/27	1,150,000	1,272,855
American Honda Finance Corp.
0.400%, 10/21/22	350,000	350,466
2.600%, 11/16/22	650,000	670,296
2.050%, 1/10/23	200,000	205,288
1.950%, 5/10/23	500,000	514,335
0.875%, 7/7/23	500,000	504,279
3.450%, 7/14/23	500,000	530,351
0.650%, 9/8/23	375,000	376,647
3.625%, 10/10/23	500,000	535,169
3.550%, 1/12/24	500,000	537,126
2.900%, 2/16/24	500,000	529,518
2.400%, 6/27/24	500,000	524,674
0.550%, 7/12/24	350,000	348,676
2.150%, 9/10/24	350,000	365,225
1.200%, 7/8/25	750,000	755,447
1.000%, 9/10/25	500,000	499,896
2.300%, 9/9/26	720,000	758,029
2.350%, 1/8/27	500,000	527,177
3.500%, 2/15/28	500,000	560,640
2.000%, 3/24/28	235,000	241,249
1.800%, 1/13/31	350,000	344,732
Andrew W Mellon Foundation (The)
Series 2020 0.947%, 8/1/27	300,000	290,819
Capital One Financial Corp.
3.200%, 1/30/23	1,000,000	1,041,090
2.600%, 5/11/23	250,000	259,506
3.900%, 1/29/24	750,000	811,765
3.750%, 4/24/24	1,000,000	1,079,821
3.300%, 10/30/24	350,000	377,016
4.250%, 4/30/25	850,000	947,124
4.200%, 10/29/25	750,000	837,004

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Principal Amount	Value (Note 1)
3.750%, 7/28/26	$2,000,000	$2,201,863
3.750%, 3/9/27	1,150,000	1,283,037
3.650%, 5/11/27	500,000	555,875
3.800%, 1/31/28	1,000,000	1,126,870
Caterpillar Financial Services Corp.
1.900%, 9/6/22	430,000	438,315
1.950%, 11/18/22	500,000	511,474
2.550%, 11/29/22	500,000	515,904
0.250%, 3/1/23	335,000	334,718
2.625%, 3/1/23	1,000,000	1,038,229
3.450%, 5/15/23	500,000	528,685
0.650%, 7/7/23	750,000	754,183
0.450%, 9/14/23	535,000	535,848
3.650%, 12/7/23	250,000	269,193
0.450%, 5/17/24	350,000	348,750
2.850%, 5/17/24	350,000	372,604
3.300%, 6/9/24	1,250,000	1,344,926
2.150%, 11/8/24	850,000	890,395
3.250%, 12/1/24	500,000	542,292
1.450%, 5/15/25	750,000	768,135
0.800%, 11/13/25	350,000	347,385
0.900%, 3/2/26	750,000	748,911
2.400%, 8/9/26	250,000	265,524
1.100%, 9/14/27	750,000	741,408
Discover Financial Services
3.850%, 11/21/22	1,144,000	1,193,421
3.950%, 11/6/24	250,000	272,766
3.750%, 3/4/25	350,000	381,870
4.500%, 1/30/26	500,000	565,739
4.100%, 2/9/27	565,000	633,027
General Motors Financial Co., Inc.
3.550%, 7/8/22	700,000	721,713
3.250%, 1/5/23	750,000	777,660
5.200%, 3/20/23	215,000	231,180
3.700%, 5/9/23	875,000	918,507
4.150%, 6/19/23	500,000	530,399
1.700%, 8/18/23	845,000	861,428
5.100%, 1/17/24	500,000	550,720
1.050%, 3/8/24	285,000	286,587
3.950%, 4/13/24	1,000,000	1,075,488
2.900%, 2/26/25	2,000,000	2,115,116
4.350%, 4/9/25	575,000	635,996
2.750%, 6/20/25	1,250,000	1,314,297
4.300%, 7/13/25	1,250,000	1,382,316
1.250%, 1/8/26	750,000	743,302
5.250%, 3/1/26	700,000	806,584
1.500%, 6/10/26	750,000	746,491
4.000%, 10/6/26	750,000	828,844
4.350%, 1/17/27	835,000	937,765
2.700%, 8/20/27	1,000,000	1,040,618
3.850%, 1/5/28	500,000	549,381
2.400%, 4/10/28	600,000	608,513
5.650%, 1/17/29	350,000	426,102
3.600%, 6/21/30	2,000,000	2,167,361
2.350%, 1/8/31	500,000	492,622
2.700%, 6/10/31	750,000	755,255
John Deere Capital Corp.
0.550%, 7/5/22	280,000	281,022
2.150%, 9/8/22	650,000	664,445
2.700%, 1/6/23	500,000	517,711
0.250%, 1/17/23	750,000	748,991
2.800%, 3/6/23	500,000	520,665
1.200%, 4/6/23	80,000	81,211
3.450%, 6/7/23	250,000	264,763
0.700%, 7/5/23	250,000	251,711
0.400%, 10/10/23	90,000	90,078
3.650%, 10/12/23	500,000	537,428
0.450%, 1/17/24 (x)	750,000	748,367
2.600%, 3/7/24	335,000	352,956
0.450%, 6/7/24	490,000	488,579
3.350%, 6/12/24	650,000	703,070
2.650%, 6/24/24	660,000	699,944
2.050%, 1/9/25	350,000	365,435
3.450%, 3/13/25	1,250,000	1,370,669
3.400%, 9/11/25	350,000	386,685
0.700%, 1/15/26	500,000	495,258
2.650%, 6/10/26	500,000	536,530
1.050%, 6/17/26	500,000	499,016
2.250%, 9/14/26	500,000	526,626
1.750%, 3/9/27	175,000	179,253
2.800%, 9/8/27	400,000	431,453
3.050%, 1/6/28	500,000	549,077
1.500%, 3/6/28	750,000	745,970
3.450%, 3/7/29	270,000	303,386
2.800%, 7/18/29	325,000	351,370
2.450%, 1/9/30	290,000	305,437
1.450%, 1/15/31	355,000	342,799
2.000%, 6/17/31	500,000	504,773
PACCAR Financial Corp.
2.300%, 8/10/22	1,000,000	1,022,420
1.900%, 2/7/23	155,000	158,829
0.800%, 6/8/23	140,000	141,084
3.400%, 8/9/23	350,000	371,450
0.350%, 8/11/23	225,000	224,775
0.350%, 2/2/24	200,000	199,045
2.150%, 8/15/24	250,000	261,352
1.800%, 2/6/25	175,000	180,589
1.100%, 5/11/26	350,000	350,577
Synchrony Financial
2.850%, 7/25/22	105,000	107,407
4.375%, 3/19/24	165,000	179,485
4.250%, 8/15/24	750,000	820,329
4.500%, 7/23/25	500,000	558,773
3.700%, 8/4/26	500,000	545,276
3.950%, 12/1/27	1,500,000	1,667,338
5.150%, 3/19/29	250,000	296,980
Toyota Motor Credit Corp.
2.800%, 7/13/22	750,000	769,529
0.450%, 7/22/22	1,250,000	1,252,349
2.150%, 9/8/22	850,000	868,615
0.350%, 10/14/22	1,000,000	1,000,484
2.625%, 1/10/23	1,150,000	1,189,602
2.700%, 1/11/23	500,000	517,805
0.400%, 4/6/23	345,000	345,136
0.500%, 8/14/23	770,000	770,605
1.350%, 8/25/23	500,000	509,400
3.350%, 1/8/24	500,000	534,239
0.450%, 1/11/24	750,000	747,440
2.900%, 4/17/24	500,000	531,434
0.500%, 6/18/24	500,000	497,835
2.000%, 10/7/24	500,000	519,899
1.800%, 2/13/25	1,000,000	1,032,352
3.400%, 4/14/25	750,000	818,360
0.800%, 10/16/25	1,000,000	989,187

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Principal Amount	Value (Note 1)
0.800%, 1/9/26	$500,000	$495,044
1.125%, 6/18/26	500,000	498,731
1.150%, 8/13/27	590,000	581,199
3.050%, 1/11/28	500,000	549,176
1.900%, 4/6/28	600,000	611,575
3.650%, 1/8/29	500,000	567,940
2.150%, 2/13/30	500,000	511,728
1.650%, 1/10/31	550,000	539,773

		120,705,705

Diversified Financial Services (0.4%)
Berkshire Hathaway, Inc.
3.000%, 2/11/23	500,000	521,227
2.750%, 3/15/23	1,000,000	1,037,720
3.125%, 3/15/26 (x)	1,395,000	1,523,354
Block Financial LLC
5.250%, 10/1/25	500,000	567,634
2.500%, 7/15/28	350,000	351,708
3.875%, 8/15/30	230,000	248,662
GE Capital Funding LLC
3.450%, 5/15/25	750,000	816,179
4.050%, 5/15/27	750,000	849,365
4.400%, 5/15/30	1,065,000	1,239,376
GE Capital International Funding Co. Unlimited Co.
3.373%, 11/15/25	5,000,000	5,458,144
National Rural Utilities Cooperative Finance Corp.
2.300%, 9/15/22	250,000	255,080
2.700%, 2/15/23	500,000	516,808
3.400%, 11/15/23	1,000,000	1,061,117
2.950%, 2/7/24	210,000	221,700
0.350%, 2/8/24 (x)	360,000	359,163
3.250%, 11/1/25	250,000	271,130
1.000%, 6/15/26	500,000	494,996
3.050%, 4/25/27	350,000	380,319
3.400%, 2/7/28	500,000	550,782
3.900%, 11/1/28	250,000	283,262
(ICE LIBOR USD 3 Month + 2.91%), 4.750%, 4/30/43 (k)	350,000	363,516
ORIX Corp.
2.900%, 7/18/22	330,000	338,528
4.050%, 1/16/24	500,000	541,333
3.250%, 12/4/24	750,000	807,750
3.700%, 7/18/27	400,000	446,864
2.250%, 3/9/31	350,000	352,613
Private Export Funding Corp.
Series II 2.050%, 11/15/22	1,125,000	1,151,258
Series KK 3.550%, 1/15/24	729,000	784,720
Shell International Finance BV
2.375%, 8/21/22	1,175,000	1,202,391
3.400%, 8/12/23	900,000	956,355
0.375%, 9/15/23	1,000,000	1,000,239
3.500%, 11/13/23	525,000	560,947
2.000%, 11/7/24	750,000	778,570
3.250%, 5/11/25	2,500,000	2,711,609
2.875%, 5/10/26	1,250,000	1,349,382
2.500%, 9/12/26	1,000,000	1,064,369
3.875%, 11/13/28	750,000	861,362
2.375%, 11/7/29	750,000	776,963
2.750%, 4/6/30	415,000	442,128
Voya Financial, Inc.
3.125%, 7/15/24	700,000	746,438
3.650%, 6/15/26	625,000	691,218

		34,936,279

Insurance (0.8%)
Aflac, Inc.
3.625%, 11/15/24	1,000,000	1,093,516
1.125%, 3/15/26	205,000	205,463
Alleghany Corp.
3.625%, 5/15/30	500,000	549,726
Allied World Assurance Co. Holdings Ltd.
4.350%, 10/29/25	250,000	273,804
Allstate Corp. (The)
3.150%, 6/15/23	156,000	164,147
0.750%, 12/15/25	185,000	183,214
3.280%, 12/15/26	500,000	552,971
1.450%, 12/15/30	300,000	285,758
Series B (ICE LIBOR USD 3 Month + 2.94%), 5.750%, 8/15/53 (k)	500,000	540,000
American Financial Group, Inc.
3.500%, 8/15/26	635,000	688,977
American International Group, Inc.
2.500%, 6/30/25	750,000	790,149
3.750%, 7/10/25	1,380,000	1,520,866
3.900%, 4/1/26	2,000,000	2,239,123
4.200%, 4/1/28	375,000	430,284
4.250%, 3/15/29	500,000	578,801
3.400%, 6/30/30	750,000	822,588
Aon Corp.
2.200%, 11/15/22	220,000	225,347
4.500%, 12/15/28	650,000	759,271
3.750%, 5/2/29	350,000	393,320
2.800%, 5/15/30	500,000	522,201
Aon plc
3.500%, 6/14/24	350,000	375,780
3.875%, 12/15/25	600,000	668,227
Arch Capital Finance LLC
4.011%, 12/15/26	500,000	565,158
Assurant, Inc.
4.000%, 3/15/23	300,000	317,218
4.200%, 9/27/23	250,000	269,263
4.900%, 3/27/28	250,000	291,173
2.650%, 1/15/32	500,000	499,234
Assured Guaranty US Holdings, Inc.
5.000%, 7/1/24 (x)	500,000	557,081
Athene Holding Ltd.
4.125%, 1/12/28	750,000	836,448
AXIS Specialty Finance LLC
3.900%, 7/15/29	250,000	275,298
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.19%), 4.900%, 1/15/40 (k)	200,000	211,000
AXIS Specialty Finance plc
4.000%, 12/6/27	500,000	555,237
Berkshire Hathaway Finance Corp.
1.850%, 3/12/30	165,000	166,927
1.450%, 10/15/30	395,000	385,528
Brighthouse Financial, Inc.
3.700%, 6/22/27 (x)	2,000,000	2,180,178

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Principal Amount	Value (Note 1)
5.625%, 5/15/30	$145,000	$176,624
Brown & Brown, Inc.
4.200%, 9/15/24	350,000	383,943
4.500%, 3/15/29	300,000	344,213
Chubb INA Holdings, Inc.
3.350%, 5/15/24	600,000	645,953
3.150%, 3/15/25	1,000,000	1,080,799
3.350%, 5/3/26	410,000	450,856
1.375%, 9/15/30 (x)	1,665,000	1,580,460
CNA Financial Corp.
4.500%, 3/1/26	500,000	568,622
3.450%, 8/15/27	500,000	547,683
3.900%, 5/1/29	210,000	236,365
2.050%, 8/15/30	170,000	166,982
Enstar Group Ltd.
4.950%, 6/1/29	350,000	400,974
Fairfax Financial Holdings Ltd.
4.850%, 4/17/28	250,000	287,733
4.625%, 4/29/30	750,000	859,203
3.375%, 3/3/31§	355,000	370,353
Fidelity National Financial, Inc.
5.500%, 9/1/22	500,000	527,479
4.500%, 8/15/28	475,000	546,131
3.400%, 6/15/30	300,000	322,609
First American Financial Corp.
4.600%, 11/15/24	500,000	554,105
4.000%, 5/15/30	180,000	200,465
Globe Life, Inc.
3.800%, 9/15/22	250,000	259,577
4.550%, 9/15/28	500,000	586,546
2.150%, 8/15/30	500,000	493,142
Hanover Insurance Group, Inc. (The)
4.500%, 4/15/26	750,000	853,856
Hartford Financial Services Group, Inc. (The)
2.800%, 8/19/29	535,000	563,587
Kemper Corp.
4.350%, 2/15/25	355,000	390,927
2.400%, 9/30/30	500,000	496,838
Lincoln National Corp.
4.000%, 9/1/23	215,000	230,773
3.625%, 12/12/26	500,000	554,170
Loews Corp.
2.625%, 5/15/23	900,000	931,764
3.750%, 4/1/26	300,000	334,536
3.200%, 5/15/30	60,000	64,968
Manulife Financial Corp.
4.150%, 3/4/26	1,000,000	1,127,901
2.484%, 5/19/27	350,000	368,377
(USD ICE Swap Rate 5 Year + 1.65%), 4.061%, 2/24/32 (k)	750,000	823,933
Markel Corp.
3.500%, 11/1/27	350,000	385,381
3.350%, 9/17/29	90,000	98,776
Marsh & McLennan Cos., Inc.
3.875%, 3/15/24	500,000	542,624
3.500%, 6/3/24	1,000,000	1,074,166
4.375%, 3/15/29	700,000	822,531
Mercury General Corp.
4.400%, 3/15/27	300,000	338,591
MetLife, Inc.
3.048%, 12/15/22 (e)	1,000,000	1,037,190
3.000%, 3/1/25	500,000	536,351
3.600%, 11/13/25	1,300,000	1,436,175
Series D 4.368%, 9/15/23 (e)	667,000	722,908
Old Republic International Corp.
4.875%, 10/1/24	400,000	446,474
3.875%, 8/26/26	500,000	558,892
PartnerRe Finance B LLC
3.700%, 7/2/29 (x)	350,000	389,761
Principal Financial Group, Inc.
3.100%, 11/15/26	350,000	378,486
3.700%, 5/15/29	375,000	420,016
2.125%, 6/15/30	750,000	745,286
Prudential Financial, Inc.
1.500%, 3/10/26	250,000	253,867
3.878%, 3/27/28	1,000,000	1,146,910
2.100%, 3/10/30 (x)	235,000	238,844
(ICE LIBOR USD 3 Month + 3.92%), 5.625%, 6/15/43 (k)	1,000,000	1,073,911
(ICE LIBOR USD 3 Month + 2.38%), 4.500%, 9/15/47 (k)	1,075,000	1,164,022
(ICE LIBOR USD 3 Month + 2.67%), 5.700%, 9/15/48 (k)(x)	2,500,000	2,928,203
Prudential plc
3.125%, 4/14/30	1,500,000	1,617,206
Reinsurance Group of America, Inc.
4.700%, 9/15/23	1,000,000	1,087,700
3.900%, 5/15/29	175,000	195,954
3.150%, 6/15/30	175,000	186,905
RenaissanceRe Finance, Inc.
3.700%, 4/1/25	250,000	272,586
3.450%, 7/1/27	195,000	213,272
RenaissanceRe Holdings Ltd.
3.600%, 4/15/29	500,000	550,776
Sompo International Holdings Ltd.
4.700%, 10/15/22	250,000	262,986
Trinity Acquisition plc
4.400%, 3/15/26	250,000	283,841
Unum Group
4.000%, 3/15/24	300,000	323,637
4.000%, 6/15/29	180,000	202,383
Willis North America, Inc.
3.600%, 5/15/24	550,000	590,670
4.500%, 9/15/28	500,000	580,137
2.950%, 9/15/29	540,000	567,026

		62,980,167

Thrifts & Mortgage Finance (0.0%)
BPCE SA
4.000%, 4/15/24	1,250,000	1,362,714
3.375%, 12/2/26	500,000	547,554

		1,910,268

Total Financials		1,059,654,818

Health Care (3.0%)
Biotechnology (0.5%)
AbbVie, Inc.
3.250%, 10/1/22	1,300,000	1,336,058
2.900%, 11/6/22	2,519,000	2,601,809
3.200%, 11/6/22	1,000,000	1,032,416
2.300%, 11/21/22	965,000	989,625

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Principal Amount	Value (Note 1)
2.850%, 5/14/23	$1,000,000	$1,039,745
3.750%, 11/14/23	700,000	751,788
3.850%, 6/15/24	1,250,000	1,354,600
2.600%, 11/21/24	2,790,000	2,940,161
3.800%, 3/15/25	1,125,000	1,229,924
3.600%, 5/14/25	3,000,000	3,273,520
3.200%, 5/14/26	1,500,000	1,626,922
2.950%, 11/21/26	1,430,000	1,537,632
3.200%, 11/21/29	3,790,000	4,106,909
Amgen, Inc.
2.250%, 8/19/23	1,150,000	1,190,943
3.625%, 5/22/24	750,000	807,496
1.900%, 2/21/25	265,000	273,856
3.125%, 5/1/25	250,000	269,794
2.600%, 8/19/26	1,150,000	1,220,498
2.200%, 2/21/27	705,000	732,532
3.200%, 11/2/27	1,250,000	1,362,677
2.450%, 2/21/30	950,000	978,260
Baxalta, Inc.
4.000%, 6/23/25	239,000	265,180
Biogen, Inc.
3.625%, 9/15/22	570,000	591,554
4.050%, 9/15/25	570,000	637,382
2.250%, 5/1/30	735,000	737,451
Gilead Sciences, Inc.
3.250%, 9/1/22	835,000	859,144
2.500%, 9/1/23	755,000	784,700
0.750%, 9/29/23	465,000	465,305
3.700%, 4/1/24	1,000,000	1,073,713
3.650%, 3/1/26	2,500,000	2,761,897
1.200%, 10/1/27	235,000	228,541
1.650%, 10/1/30 (x)	2,790,000	2,699,974
Regeneron Pharmaceuticals, Inc.
1.750%, 9/15/30	2,350,000	2,224,975

		43,986,981

Health Care Equipment & Supplies (0.3%)
Abbott Laboratories
3.400%, 11/30/23	1,224,000	1,304,267
2.950%, 3/15/25	1,000,000	1,073,655
3.875%, 9/15/25	490,000	548,055
3.750%, 11/30/26	978,000	1,102,310
1.150%, 1/30/28	170,000	166,762
1.400%, 6/30/30	160,000	154,698
Baxter International, Inc.
2.600%, 8/15/26	500,000	530,267
Becton Dickinson and Co.
3.363%, 6/6/24	1,000,000	1,069,404
3.734%, 12/15/24	1,857,000	2,018,098
3.700%, 6/6/27	1,467,000	1,630,239
2.823%, 5/20/30	355,000	371,905
1.957%, 2/11/31	665,000	646,891
Boston Scientific Corp.
3.450%, 3/1/24	625,000	668,434
3.850%, 5/15/25	382,000	421,676
1.900%, 6/1/25	310,000	319,366
3.750%, 3/1/26	1,000,000	1,117,922
4.000%, 3/1/29	700,000	798,141
Danaher Corp.
3.350%, 9/15/25	310,000	339,365
DH Europe Finance II SARL
2.050%, 11/15/22	500,000	511,271
2.200%, 11/15/24	500,000	521,690
2.600%, 11/15/29	315,000	329,387
Edwards Lifesciences Corp.
4.300%, 6/15/28	750,000	870,403
Medtronic, Inc.
3.500%, 3/15/25	934,000	1,023,845
Smith & Nephew plc
2.032%, 10/14/30	500,000	489,095
STERIS Irish FinCo. UnLtd. Co.
2.700%, 3/15/31	430,000	438,148
Stryker Corp.
0.600%, 12/1/23	165,000	164,817
1.150%, 6/15/25	500,000	502,982
3.375%, 11/1/25	2,000,000	2,188,608
3.500%, 3/15/26	375,000	413,698
3.650%, 3/7/28	600,000	674,296
1.950%, 6/15/30	500,000	493,884
Zimmer Biomet Holdings, Inc.
3.700%, 3/19/23	575,000	603,805
3.550%, 4/1/25	1,075,000	1,164,032

		24,671,416

Health Care Providers & Services (1.1%)
Adventist Health System
2.952%, 3/1/29	250,000	265,012
Advocate Health & Hospitals Corp.
3.829%, 8/15/28	100,000	112,891
Series 2020 2.211%, 6/15/30	150,000	152,349
Aetna, Inc.
2.750%, 11/15/22	1,000,000	1,025,796
2.800%, 6/15/23	675,000	701,620
3.500%, 11/15/24	500,000	542,595
AmerisourceBergen Corp.
0.737%, 3/15/23	320,000	320,618
3.400%, 5/15/24	600,000	643,962
3.450%, 12/15/27	400,000	437,146
2.800%, 5/15/30	750,000	781,010
2.700%, 3/15/31	600,000	620,129
Anthem, Inc.
2.950%, 12/1/22	800,000	827,144
3.300%, 1/15/23	150,000	156,423
0.450%, 3/15/23	630,000	629,185
3.500%, 8/15/24	1,000,000	1,081,930
3.350%, 12/1/24	500,000	538,844
2.375%, 1/15/25	555,000	582,407
1.500%, 3/15/26	750,000	758,386
3.650%, 12/1/27	715,000	796,754
4.101%, 3/1/28	3,000,000	3,437,913
2.875%, 9/15/29	200,000	211,887
2.250%, 5/15/30	165,000	166,370
2.550%, 3/15/31	750,000	772,733
Banner Health
2.338%, 1/1/30	190,000	194,804
Baylor Scott & White Holdings
Series 2021 1.777%, 11/15/30	50,000	48,950
Cardinal Health, Inc.
3.200%, 3/15/23	1,000,000	1,044,038
3.079%, 6/15/24	500,000	529,441
3.410%, 6/15/27	1,250,000	1,361,512

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Principal Amount	Value (Note 1)
Cigna Corp.
3.050%, 11/30/22	$775,000	$802,859
3.750%, 7/15/23	539,000	573,949
0.613%, 3/15/24	300,000	300,326
3.250%, 4/15/25	2,000,000	2,153,427
4.125%, 11/15/25	525,000	589,572
4.500%, 2/25/26	1,000,000	1,144,139
1.250%, 3/15/26	500,000	498,763
4.375%, 10/15/28	1,340,000	1,558,560
2.400%, 3/15/30	4,350,000	4,444,341
2.375%, 3/15/31	450,000	456,020
CommonSpirit Health
2.760%, 10/1/24	150,000	157,928
1.547%, 10/1/25	330,000	332,929
3.347%, 10/1/29	185,000	199,980
2.782%, 10/1/30	340,000	352,528
CVS Health Corp.
3.500%, 7/20/22	1,650,000	1,696,162
2.750%, 12/1/22	2,000,000	2,054,980
3.700%, 3/9/23	179,000	188,281
2.625%, 8/15/24	235,000	248,159
4.100%, 3/25/25	961,000	1,068,268
3.875%, 7/20/25	2,400,000	2,659,242
2.875%, 6/1/26	1,500,000	1,611,735
3.000%, 8/15/26	250,000	269,601
1.300%, 8/21/27	1,500,000	1,471,824
4.300%, 3/25/28	6,665,000	7,663,767
3.250%, 8/15/29	335,000	364,134
1.750%, 8/21/30	6,500,000	6,248,837
HCA, Inc.
4.750%, 5/1/23	845,000	901,894
5.000%, 3/15/24	1,360,000	1,497,170
5.250%, 4/15/25	945,000	1,078,009
5.250%, 6/15/26	1,000,000	1,154,258
4.500%, 2/15/27	820,000	924,599
4.125%, 6/15/29	525,000	590,468
2.375%, 7/15/31	750,000	743,963
Humana, Inc.
2.900%, 12/15/22	350,000	361,447
3.950%, 3/15/27	375,000	422,064
3.125%, 8/15/29	625,000	671,999
Kaiser Foundation Hospitals
3.150%, 5/1/27	375,000	410,639
Laboratory Corp. of America Holdings
4.000%, 11/1/23	500,000	533,618
3.250%, 9/1/24	750,000	802,441
2.300%, 12/1/24	250,000	259,798
1.550%, 6/1/26	1,070,000	1,073,825
McKesson Corp.
2.850%, 3/15/23	1,200,000	1,237,830
3.796%, 3/15/24	1,000,000	1,075,035
0.900%, 12/3/25	295,000	290,636
3.950%, 2/16/28	305,000	343,889
4.750%, 5/30/29	350,000	415,675
Mercy Health
Series 2018 4.302%, 7/1/28	125,000	145,976
PeaceHealth Obligated Group
Series 2020 1.375%, 11/15/25	125,000	126,053
Providence St Joseph Health Obligated Group
Series H 2.746%, 10/1/26	400,000	426,796
Quest Diagnostics, Inc.
3.500%, 3/30/25	400,000	433,467
3.450%, 6/1/26	775,000	848,513
SSM Health Care Corp.
Series 2018 3.688%, 6/1/23	750,000	786,785
Sutter Health
Series 20A 1.321%, 8/15/25	350,000	351,796
2.294%, 8/15/30	415,000	418,238
Toledo Hospital (The)
Series B 5.325%, 11/15/28	300,000	350,245
UnitedHealth Group, Inc.
3.350%, 7/15/22	1,000,000	1,031,342
2.375%, 10/15/22	750,000	769,787
2.750%, 2/15/23	1,000,000	1,032,515
2.875%, 3/15/23	600,000	625,630
3.500%, 6/15/23	650,000	689,148
3.500%, 2/15/24	200,000	215,218
0.550%, 5/15/24	665,000	664,059
2.375%, 8/15/24	250,000	262,956
3.750%, 7/15/25	1,000,000	1,109,143
3.700%, 12/15/25	200,000	223,349
1.250%, 1/15/26	265,000	267,567
3.100%, 3/15/26	500,000	543,906
1.150%, 5/15/26	750,000	751,065
3.450%, 1/15/27	750,000	833,804
2.950%, 10/15/27	1,000,000	1,086,391
3.850%, 6/15/28	1,000,000	1,149,744
3.875%, 12/15/28	250,000	288,097
2.875%, 8/15/29	770,000	831,578
2.000%, 5/15/30	395,000	398,517
2.300%, 5/15/31	750,000	767,452

		90,070,554

Life Sciences Tools & Services (0.1%)
Agilent Technologies, Inc.
3.875%, 7/15/23	1,094,000	1,167,412
2.750%, 9/15/29	175,000	183,428
2.100%, 6/4/30	290,000	286,677
2.300%, 3/12/31	750,000	747,787
Illumina, Inc.
0.550%, 3/23/23	225,000	224,971
2.550%, 3/23/31	225,000	227,386
PerkinElmer, Inc.
3.300%, 9/15/29	625,000	676,141
2.550%, 3/15/31	415,000	425,047
Thermo Fisher Scientific, Inc.
3.650%, 12/15/25	500,000	549,957
2.950%, 9/19/26	245,000	264,311
3.200%, 8/15/27	1,000,000	1,087,250

		5,840,367

Pharmaceuticals (1.0%)
Astrazeneca Finance LLC
0.700%, 5/28/24	400,000	399,588
1.200%, 5/28/26	250,000	249,231

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Principal Amount	Value (Note 1)
1.750%, 5/28/28	$400,000	$400,087
2.250%, 5/28/31	325,000	329,563
AstraZeneca plc
0.300%, 5/26/23	375,000	373,999
3.500%, 8/17/23	350,000	371,697
3.375%, 11/16/25	1,500,000	1,641,090
0.700%, 4/8/26	1,000,000	972,579
3.125%, 6/12/27	1,150,000	1,249,346
1.375%, 8/6/30	1,000,000	947,134
Bristol-Myers Squibb Co.
2.000%, 8/1/22	656,000	667,900
3.250%, 8/15/22	850,000	877,865
3.550%, 8/15/22	1,000,000	1,036,131
2.750%, 2/15/23	500,000	518,303
3.250%, 2/20/23	1,202,000	1,255,690
0.537%, 11/13/23	395,000	395,349
2.900%, 7/26/24	708,000	756,042
3.875%, 8/15/25	472,000	525,556
0.750%, 11/13/25	600,000	593,985
3.200%, 6/15/26	600,000	658,860
3.250%, 2/27/27	750,000	829,571
1.125%, 11/13/27	600,000	590,188
3.450%, 11/15/27	750,000	834,049
3.900%, 2/20/28	3,750,000	4,282,418
3.400%, 7/26/29	2,500,000	2,791,647
1.450%, 11/13/30	355,000	343,742
Eli Lilly and Co.
2.750%, 6/1/25	707,000	757,216
3.375%, 3/15/29	635,000	706,180
GlaxoSmithKline Capital plc
0.534%, 10/1/23	550,000	551,001
3.000%, 6/1/24	875,000	931,121
GlaxoSmithKline Capital, Inc.
2.800%, 3/18/23	1,156,000	1,203,254
3.375%, 5/15/23	500,000	527,891
3.625%, 5/15/25	280,000	309,619
3.875%, 5/15/28	500,000	571,802
Johnson & Johnson
2.050%, 3/1/23	750,000	769,392
3.375%, 12/5/23	500,000	536,395
2.625%, 1/15/25	750,000	796,235
0.550%, 9/1/25	500,000	490,777
2.450%, 3/1/26	750,000	795,342
2.950%, 3/3/27	2,000,000	2,190,037
0.950%, 9/1/27	625,000	612,537
1.300%, 9/1/30	705,000	684,534
Merck & Co., Inc.
2.400%, 9/15/22	1,200,000	1,223,428
2.800%, 5/18/23	1,700,000	1,777,632
2.900%, 3/7/24	340,000	360,608
2.750%, 2/10/25	1,000,000	1,063,788
0.750%, 2/24/26	440,000	435,713
3.400%, 3/7/29	750,000	841,166
1.450%, 6/24/30	895,000	869,932
Mylan, Inc.
4.550%, 4/15/28	500,000	573,331
Novartis Capital Corp.
2.400%, 9/21/22	1,200,000	1,230,387
3.400%, 5/6/24	1,000,000	1,076,258
1.750%, 2/14/25	750,000	774,307
3.000%, 11/20/25	1,500,000	1,632,560
2.000%, 2/14/27	750,000	778,006
3.100%, 5/17/27	1,000,000	1,092,320
Perrigo Finance Unlimited Co.
4.375%, 3/15/26	700,000	772,449
3.150%, 6/15/30	350,000	356,833
Pfizer, Inc.
3.000%, 6/15/23	1,000,000	1,051,574
3.200%, 9/15/23	750,000	794,150
2.950%, 3/15/24	750,000	798,934
3.400%, 5/15/24	1,500,000	1,622,141
0.800%, 5/28/25	315,000	315,521
2.750%, 6/3/26	1,000,000	1,081,382
3.000%, 12/15/26	1,500,000	1,648,311
3.600%, 9/15/28	1,350,000	1,530,907
3.450%, 3/15/29	1,000,000	1,125,614
1.700%, 5/28/30 (x)	250,000	248,998
Royalty Pharma plc
0.750%, 9/2/23§	535,000	536,185
1.200%, 9/2/25§	715,000	707,365
1.750%, 9/2/27§	455,000	448,036
2.200%, 9/2/30§	415,000	405,719
Sanofi
3.375%, 6/19/23	750,000	792,524
3.625%, 6/19/28	750,000	852,564
Shire Acquisitions Investments Ireland DAC
2.875%, 9/23/23	2,250,000	2,354,197
3.200%, 9/23/26	2,450,000	2,660,846
Takeda Pharmaceutical Co. Ltd.
4.400%, 11/26/23	1,000,000	1,087,569
5.000%, 11/26/28	1,000,000	1,201,765
2.050%, 3/31/30	470,000	466,610
Utah Acquisition Sub, Inc.
3.950%, 6/15/26	1,750,000	1,928,622
Viatris, Inc.
1.650%, 6/22/25§	535,000	541,778
2.300%, 6/22/27§	375,000	381,268
2.700%, 6/22/30§	885,000	893,019
Zoetis, Inc.
3.250%, 2/1/23	1,185,000	1,225,746
4.500%, 11/13/25	750,000	849,366
3.000%, 9/12/27	500,000	539,309
3.900%, 8/20/28	350,000	397,375
2.000%, 5/15/30	500,000	496,433

		80,167,489

Total Health Care		244,736,807

Industrials (2.0%)
Aerospace & Defense (0.6%)
Boeing Co. (The)
1.167%, 2/4/23	780,000	782,697
2.800%, 3/1/23	1,000,000	1,033,148
4.508%, 5/1/23	1,500,000	1,598,539
1.875%, 6/15/23	300,000	305,829
1.950%, 2/1/24	330,000	337,911
1.433%, 2/4/24	835,000	836,833
2.800%, 3/1/24	500,000	522,004
2.850%, 10/30/24	300,000	315,309
4.875%, 5/1/25	1,430,000	1,602,712
2.600%, 10/30/25	650,000	674,700
2.750%, 2/1/26	600,000	626,556
2.196%, 2/4/26	1,250,000	1,262,125

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Principal Amount	Value (Note 1)
3.100%, 5/1/26	$500,000	$528,270
2.250%, 6/15/26	300,000	305,451
2.700%, 2/1/27	365,000	377,006
5.040%, 5/1/27	1,500,000	1,728,477
3.250%, 2/1/28	600,000	635,100
3.450%, 11/1/28	300,000	319,162
3.200%, 3/1/29	500,000	524,689
2.950%, 2/1/30	750,000	766,134
5.150%, 5/1/30	3,000,000	3,549,345
General Dynamics Corp.
2.250%, 11/15/22	1,094,000	1,117,969
3.375%, 5/15/23	625,000	658,431
1.875%, 8/15/23	650,000	670,286
2.375%, 11/15/24	500,000	526,212
3.500%, 5/15/25	750,000	821,002
1.150%, 6/1/26 (x)	415,000	417,242
2.125%, 8/15/26	750,000	784,073
3.750%, 5/15/28	805,000	915,211
L3Harris Technologies, Inc.
3.850%, 6/15/23	535,000	568,127
3.950%, 5/28/24	206,000	222,924
3.832%, 4/27/25	200,000	219,037
3.850%, 12/15/26	245,000	274,693
4.400%, 6/15/28	1,750,000	2,027,080
Leidos, Inc.
2.950%, 5/15/23	110,000	112,351
3.625%, 5/15/25	120,000	130,094
4.375%, 5/15/30	95,000	107,850
Lockheed Martin Corp.
3.100%, 1/15/23	500,000	518,485
2.900%, 3/1/25	250,000	267,852
3.550%, 1/15/26	1,250,000	1,380,886
Northrop Grumman Corp.
3.250%, 8/1/23	2,100,000	2,218,638
2.930%, 1/15/25	1,000,000	1,065,339
3.250%, 1/15/28	1,500,000	1,637,701
Precision Castparts Corp.
2.500%, 1/15/23	562,000	577,437
3.250%, 6/15/25	750,000	813,905
Raytheon Technologies Corp.
2.500%, 12/15/22	500,000	513,196
3.200%, 3/15/24	1,000,000	1,062,567
3.950%, 8/16/25	375,000	416,734
3.500%, 3/15/27	715,000	789,635
3.125%, 5/4/27	1,250,000	1,357,458
4.125%, 11/16/28	2,000,000	2,301,410
Teledyne Technologies, Inc.
0.650%, 4/1/23	500,000	499,154
0.950%, 4/1/24	500,000	500,752
1.600%, 4/1/26	500,000	501,108
2.250%, 4/1/28	500,000	509,063
Textron, Inc.
3.875%, 3/1/25	285,000	310,477
4.000%, 3/15/26	175,000	194,215
3.650%, 3/15/27	250,000	276,177

		45,916,768

Air Freight & Logistics (0.1%)
CH Robinson Worldwide, Inc.
4.200%, 4/15/28	500,000	570,239
FedEx Corp.
3.250%, 4/1/26	500,000	547,388
3.400%, 2/15/28	500,000	555,449
4.200%, 10/17/28	500,000	581,041
3.100%, 8/5/29	750,000	814,041
United Parcel Service, Inc.
2.450%, 10/1/22	1,000,000	1,026,655
2.500%, 4/1/23	750,000	776,605
2.200%, 9/1/24	150,000	157,146
2.800%, 11/15/24	500,000	534,079
3.050%, 11/15/27	750,000	826,270
3.400%, 3/15/29	310,000	350,061
2.500%, 9/1/29	150,000	159,437

		6,898,411

Airlines (0.1%)
Southwest Airlines Co.
2.750%, 11/16/22	250,000	256,141
4.750%, 5/4/23	1,465,000	1,565,909
5.250%, 5/4/25	765,000	871,487
3.000%, 11/15/26	250,000	266,885
5.125%, 6/15/27	850,000	1,001,436
3.450%, 11/16/27	250,000	270,192
2.625%, 2/10/30	350,000	358,018

		4,590,068

Building Products (0.1%)
Carrier Global Corp.
2.242%, 2/15/25	750,000	778,696
2.493%, 2/15/27	830,000	867,007
2.722%, 2/15/30	1,570,000	1,628,194
Fortune Brands Home & Security, Inc.
4.000%, 9/21/23	500,000	535,279
4.000%, 6/15/25	350,000	385,727
3.250%, 9/15/29	350,000	377,367
Johnson Controls International plc
3.625%, 7/2/24 (e)	200,000	214,793
1.750%, 9/15/30	265,000	255,025
Lennox International, Inc.
3.000%, 11/15/23	175,000	183,478
1.350%, 8/1/25	135,000	135,815
1.700%, 8/1/27	100,000	100,084
Masco Corp.
1.500%, 2/15/28	375,000	366,283
2.000%, 10/1/30	500,000	487,516
2.000%, 2/15/31	500,000	488,219
Owens Corning
4.200%, 12/1/24	300,000	328,386
3.400%, 8/15/26	285,000	309,011
3.950%, 8/15/29	250,000	283,116

		7,723,996

Commercial Services & Supplies (0.1%)
Cintas Corp. No. 2
3.700%, 4/1/27	600,000	671,589
RELX Capital, Inc.
3.500%, 3/16/23	925,000	968,736
4.000%, 3/18/29	750,000	852,767
3.000%, 5/22/30	250,000	266,388
Republic Services, Inc.
4.750%, 5/15/23	546,000	584,514
2.500%, 8/15/24	235,000	246,606
0.875%, 11/15/25	200,000	198,127

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Principal Amount	Value (Note 1)
3.375%, 11/15/27	$275,000	$301,916
3.950%, 5/15/28	750,000	853,515
Steelcase, Inc.
5.125%, 1/18/29	350,000	406,517
Waste Connections, Inc.
3.500%, 5/1/29	750,000	826,325
Waste Management, Inc.
2.900%, 9/15/22	500,000	511,679
0.750%, 11/15/25	135,000	133,588
3.150%, 11/15/27	750,000	817,826
1.150%, 3/15/28	195,000	188,775
2.000%, 6/1/29	250,000	252,260

		8,081,128

Construction & Engineering (0.0%)
Quanta Services, Inc.
2.900%, 10/1/30	1,000,000	1,038,267

Electrical Equipment (0.1%)
Eaton Corp.
2.750%, 11/2/22	1,531,000	1,579,673
3.103%, 9/15/27	500,000	543,844
Emerson Electric Co.
2.625%, 2/15/23	256,000	264,173
3.150%, 6/1/25	350,000	378,886
0.875%, 10/15/26	665,000	654,508
1.800%, 10/15/27	235,000	240,424
Hubbell, Inc.
3.350%, 3/1/26	750,000	810,214
3.150%, 8/15/27	150,000	160,392
3.500%, 2/15/28	500,000	547,027
2.300%, 3/15/31	290,000	290,637
Rockwell Automation, Inc.
2.875%, 3/1/25	500,000	537,389
3.500%, 3/1/29	300,000	336,488

		6,343,655

Industrial Conglomerates (0.2%)
3M Co.
1.750%, 2/14/23	350,000	357,608
2.250%, 3/15/23	355,000	365,838
3.250%, 2/14/24	850,000	907,071
2.000%, 2/14/25	500,000	520,951
3.000%, 8/7/25	750,000	811,165
2.250%, 9/19/26	500,000	527,827
2.875%, 10/15/27	500,000	542,695
3.625%, 9/14/28	500,000	567,262
2.375%, 8/26/29	750,000	787,050
Carlisle Cos., Inc.
3.500%, 12/1/24	530,000	571,060
General Electric Co.
3.450%, 5/1/27	2,000,000	2,201,052
Honeywell International, Inc.
2.150%, 8/8/22	235,000	239,440
0.483%, 8/19/22	715,000	715,293
2.300%, 8/15/24	500,000	524,663
1.350%, 6/1/25	500,000	509,515
2.500%, 11/1/26	1,000,000	1,065,942
2.700%, 8/15/29	295,000	316,737
1.950%, 6/1/30	1,000,000	1,015,123
Pentair Finance SARL
4.500%, 7/1/29	250,000	293,011
Roper Technologies, Inc.
0.450%, 8/15/22	150,000	150,021
3.125%, 11/15/22	625,000	643,140
3.650%, 9/15/23	1,000,000	1,067,514
2.350%, 9/15/24	165,000	172,587
1.000%, 9/15/25	310,000	307,722
3.850%, 12/15/25	125,000	138,402
3.800%, 12/15/26	285,000	317,140
1.400%, 9/15/27	375,000	368,728
2.950%, 9/15/29	210,000	224,243
2.000%, 6/30/30	440,000	433,645
Trane Technologies Luxembourg Finance SA
3.500%, 3/21/26	500,000	548,300
3.800%, 3/21/29	500,000	563,521

		17,774,266

Machinery (0.2%)
Caterpillar, Inc.
3.400%, 5/15/24	715,000	767,606
2.600%, 9/19/29	350,000	372,914
1.900%, 3/12/31	350,000	350,180
CNH Industrial Capital LLC
1.950%, 7/2/23	160,000	163,973
4.200%, 1/15/24	700,000	756,938
1.875%, 1/15/26	875,000	888,895
1.450%, 7/15/26	500,000	496,978
CNH Industrial NV
3.850%, 11/15/27	655,000	727,461
Crane Co.
4.450%, 12/15/23	400,000	431,384
Cummins, Inc.
3.650%, 10/1/23	500,000	532,008
0.750%, 9/1/25	165,000	163,489
Dover Corp.
3.150%, 11/15/25	250,000	269,067
2.950%, 11/4/29	105,000	112,871
Flowserve Corp.
4.000%, 11/15/23	700,000	740,178
Fortive Corp.
3.150%, 6/15/26	1,500,000	1,628,710
IDEX Corp.
3.000%, 5/1/30	250,000	264,677
Illinois Tool Works, Inc.
3.500%, 3/1/24	1,000,000	1,070,733
2.650%, 11/15/26	950,000	1,019,899
Kennametal, Inc.
4.625%, 6/15/28	250,000	283,362
nVent Finance SARL
3.950%, 4/15/23	500,000	520,966
Oshkosh Corp.
4.600%, 5/15/28	250,000	288,538
Otis Worldwide Corp.
2.056%, 4/5/25	1,030,000	1,070,474
2.293%, 4/5/27	800,000	830,628
2.565%, 2/15/30	925,000	955,556
Parker-Hannifin Corp.
2.700%, 6/14/24	165,000	173,933
3.300%, 11/21/24	600,000	644,694
3.250%, 6/14/29	270,000	295,107
Stanley Black & Decker, Inc.
3.400%, 3/1/26	355,000	389,175

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Principal Amount	Value (Note 1)
4.250%, 11/15/28	$350,000	$408,485
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.66%), 4.000%, 3/15/60 (k)	310,000	330,936
Westinghouse Air Brake Technologies Corp.
4.400%, 3/15/24 (e)	750,000	813,000
3.200%, 6/15/25	180,000	191,164
3.450%, 11/15/26	500,000	535,265
4.950%, 9/15/28 (e)	750,000	869,310
Xylem, Inc.
3.250%, 11/1/26	570,000	624,566
1.950%, 1/30/28	350,000	353,829

		20,336,949

Professional Services (0.0%)
Equifax, Inc.
3.300%, 12/15/22	461,000	476,499
3.950%, 6/15/23	100,000	106,228
2.600%, 12/1/24	250,000	263,185
Thomson Reuters Corp.
4.300%, 11/23/23	500,000	538,447
3.350%, 5/15/26	570,000	621,860
Verisk Analytics, Inc.
4.000%, 6/15/25	400,000	444,463
4.125%, 3/15/29	500,000	569,393

		3,020,075

Road & Rail (0.3%)
Burlington Northern Santa Fe LLC
3.850%, 9/1/23	750,000	800,106
3.750%, 4/1/24	250,000	269,448
3.400%, 9/1/24	500,000	540,495
3.000%, 4/1/25	750,000	806,389
3.650%, 9/1/25	500,000	551,443
3.250%, 6/15/27	400,000	441,443
Canadian National Railway Co.
2.950%, 11/21/24	250,000	267,225
Canadian Pacific Railway Co.
2.900%, 2/1/25	1,000,000	1,060,520
2.050%, 3/5/30	180,000	179,324
CSX Corp.
3.350%, 11/1/25	500,000	547,514
2.600%, 11/1/26	750,000	799,118
3.250%, 6/1/27	550,000	601,372
JB Hunt Transport Services, Inc.
3.300%, 8/15/22	300,000	307,836
3.875%, 3/1/26	500,000	557,108
Kansas City Southern
3.000%, 5/15/23	121,000	125,898
2.875%, 11/15/29	310,000	326,805
Norfolk Southern Corp.
2.903%, 2/15/23	1,150,000	1,188,990
3.650%, 8/1/25	1,000,000	1,108,466
2.900%, 6/15/26	500,000	541,087
3.150%, 6/1/27	365,000	396,242
3.800%, 8/1/28	850,000	961,496
2.550%, 11/1/29	500,000	525,821
2.300%, 5/15/31	500,000	507,183
Ryder System, Inc.
2.500%, 9/1/22	190,000	194,293
3.400%, 3/1/23	650,000	679,348
3.750%, 6/9/23	500,000	529,115
3.875%, 12/1/23	250,000	268,870
3.650%, 3/18/24	350,000	376,619
2.500%, 9/1/24	385,000	403,380
3.350%, 9/1/25	500,000	540,278
2.900%, 12/1/26	220,000	235,525
Union Pacific Corp.
2.950%, 1/15/23	500,000	515,916
2.750%, 4/15/23	1,000,000	1,035,050
3.500%, 6/8/23	750,000	793,132
3.646%, 2/15/24	500,000	535,823
3.150%, 3/1/24	200,000	213,059
3.750%, 7/15/25	625,000	691,964
3.250%, 8/15/25	250,000	270,456
2.750%, 3/1/26	250,000	267,336
2.150%, 2/5/27	500,000	517,993
3.000%, 4/15/27	1,000,000	1,081,338
3.700%, 3/1/29	530,000	597,089
2.400%, 2/5/30	430,000	442,554
2.375%, 5/20/31	415,000	424,032

		24,024,499

Trading Companies & Distributors (0.2%)
Air Lease Corp.
2.625%, 7/1/22	750,000	763,701
2.250%, 1/15/23	235,000	241,111
2.750%, 1/15/23	400,000	412,613
3.875%, 7/3/23	500,000	530,340
4.250%, 9/15/24	1,000,000	1,091,076
2.300%, 2/1/25	350,000	361,435
3.250%, 3/1/25	3,000,000	3,193,540
3.375%, 7/1/25	235,000	252,015
2.875%, 1/15/26	790,000	830,100
3.750%, 6/1/26	375,000	410,057
1.875%, 8/15/26	375,000	375,046
3.000%, 2/1/30	250,000	252,877
3.125%, 12/1/30	350,000	356,752
Aircastle Ltd.
5.000%, 4/1/23	465,000	496,394
4.400%, 9/25/23	500,000	534,942
4.125%, 5/1/24	465,000	495,463
4.250%, 6/15/26	235,000	254,384
GATX Corp.
4.350%, 2/15/24	1,000,000	1,087,196
3.250%, 3/30/25	400,000	427,625
WW Grainger, Inc.
1.850%, 2/15/25	350,000	362,353

		12,729,020

Total Industrials		158,477,102

Information Technology (3.0%)
Communications Equipment (0.1%)
Cisco Systems, Inc.
2.600%, 2/28/23	500,000	519,067
2.200%, 9/20/23	750,000	777,885
3.625%, 3/4/24	1,000,000	1,082,021
3.500%, 6/15/25	425,000	468,907
2.950%, 2/28/26	750,000	815,790
2.500%, 9/20/26	1,150,000	1,231,483
Juniper Networks, Inc.
1.200%, 12/10/25	210,000	209,639

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Principal Amount	Value (Note 1)
3.750%, 8/15/29	$500,000	$558,462
2.000%, 12/10/30	320,000	304,953
Motorola Solutions, Inc.
4.600%, 2/23/28	550,000	641,355
4.600%, 5/23/29	350,000	408,234
2.750%, 5/24/31	1,500,000	1,525,548

		8,543,344

Electronic Equipment, Instruments & Components (0.2%)
Allegion US Holding Co., Inc.
3.200%, 10/1/24	500,000	531,304
3.550%, 10/1/27	500,000	542,267
Amphenol Corp.
3.200%, 4/1/24	250,000	265,662
2.050%, 3/1/25	1,000,000	1,034,140
Arrow Electronics, Inc.
3.250%, 9/8/24	300,000	319,845
Avnet, Inc.
4.625%, 4/15/26	500,000	565,439
3.000%, 5/15/31	500,000	498,188
Flex Ltd.
4.750%, 6/15/25	800,000	892,000
3.750%, 2/1/26	500,000	546,325
4.875%, 6/15/29	350,000	403,878
4.875%, 5/12/30	665,000	772,079
FLIR Systems, Inc.
2.500%, 8/1/30	250,000	250,909
Jabil, Inc.
4.700%, 9/15/22	1,000,000	1,048,094
1.700%, 4/15/26	185,000	185,709
3.950%, 1/12/28	270,000	299,491
3.600%, 1/15/30	150,000	162,586
Keysight Technologies, Inc.
4.550%, 10/30/24	600,000	665,610
4.600%, 4/6/27	465,000	536,582
3.000%, 10/30/29	250,000	263,308
Trimble, Inc.
4.150%, 6/15/23	350,000	371,528
4.750%, 12/1/24	350,000	389,198
4.900%, 6/15/28	450,000	526,137
Tyco Electronics Group SA
3.450%, 8/1/24	335,000	358,469
3.700%, 2/15/26	250,000	274,234
3.125%, 8/15/27	365,000	393,299
Vontier Corp.
1.800%, 4/1/26§	310,000	308,664
2.400%, 4/1/28§	500,000	496,131

		12,901,076

IT Services (0.6%)
Amdocs Ltd.
2.538%, 6/15/30	500,000	499,758
Automatic Data Processing, Inc.
3.375%, 9/15/25	500,000	549,841
1.700%, 5/15/28	485,000	488,538
Broadridge Financial Solutions, Inc.
3.400%, 6/27/26	350,000	382,563
2.900%, 12/1/29	500,000	526,256
2.600%, 5/1/31	1,000,000	1,017,430
DXC Technology Co.
4.250%, 4/15/24	500,000	542,061
Fidelity National Information Services, Inc.
0.375%, 3/1/23	240,000	239,711
0.600%, 3/1/24	200,000	199,480
1.150%, 3/1/26	325,000	321,547
1.650%, 3/1/28	215,000	213,398
2.250%, 3/1/31	600,000	598,219
Fiserv, Inc.
3.500%, 10/1/22	500,000	514,698
3.800%, 10/1/23	375,000	401,306
2.750%, 7/1/24	1,350,000	1,421,419
3.850%, 6/1/25	1,500,000	1,654,009
3.200%, 7/1/26	250,000	270,282
2.250%, 6/1/27	1,000,000	1,037,180
4.200%, 10/1/28	465,000	536,914
3.500%, 7/1/29	890,000	977,073
2.650%, 6/1/30	1,500,000	1,554,159
Genpact Luxembourg Sarl
3.375%, 12/1/24	250,000	266,463
1.750%, 4/10/26	200,000	200,477
Global Payments, Inc.
3.750%, 6/1/23	450,000	473,376
4.000%, 6/1/23	500,000	530,548
2.650%, 2/15/25	750,000	787,673
1.200%, 3/1/26	560,000	554,556
4.800%, 4/1/26	1,000,000	1,150,408
4.450%, 6/1/28	500,000	574,529
3.200%, 8/15/29	750,000	799,786
2.900%, 5/15/30	235,000	243,654
International Business Machines Corp.
2.875%, 11/9/22	1,000,000	1,033,982
3.375%, 8/1/23	1,000,000	1,060,794
3.625%, 2/12/24	1,000,000	1,077,517
3.000%, 5/15/24	2,750,000	2,929,228
3.450%, 2/19/26	1,000,000	1,101,278
3.300%, 5/15/26	1,500,000	1,647,879
3.300%, 1/27/27	1,095,000	1,199,007
1.700%, 5/15/27	405,000	410,429
3.500%, 5/15/29	2,965,000	3,318,196
1.950%, 5/15/30 (x)	220,000	219,842
Mastercard, Inc.
3.375%, 4/1/24	1,000,000	1,078,160
2.000%, 3/3/25	500,000	522,972
2.950%, 11/21/26	1,150,000	1,253,273
3.500%, 2/26/28	140,000	157,354
2.950%, 6/1/29	700,000	764,245
1.900%, 3/15/31	1,200,000	1,210,426
PayPal Holdings, Inc.
2.200%, 9/26/22	290,000	296,889
1.350%, 6/1/23	555,000	564,861
2.400%, 10/1/24	535,000	562,610
1.650%, 6/1/25	1,000,000	1,027,605
2.650%, 10/1/26	335,000	357,590
2.300%, 6/1/30	1,000,000	1,035,410
Visa, Inc.
2.150%, 9/15/22	1,195,000	1,219,759
2.800%, 12/14/22	1,750,000	1,805,669
3.150%, 12/14/25	3,450,000	3,772,212
0.750%, 8/15/27	465,000	450,940
2.750%, 9/15/27	300,000	324,586

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Principal Amount	Value (Note 1)
Western Union Co. (The)
4.250%, 6/9/23	$250,000	$265,613
2.850%, 1/10/25	125,000	132,060
1.350%, 3/15/26	350,000	348,027
2.750%, 3/15/31	350,000	347,512

		51,023,237

Semiconductors & Semiconductor Equipment (0.8%)
Altera Corp.
4.100%, 11/15/23	600,000	650,254
Analog Devices, Inc.
2.875%, 6/1/23	250,000	260,302
3.125%, 12/5/23	500,000	529,508
3.900%, 12/15/25	450,000	502,278
3.500%, 12/5/26	500,000	554,717
Applied Materials, Inc.
1.750%, 6/1/30	585,000	580,986
Broadcom Corp.
3.125%, 1/15/25	715,000	762,728
Broadcom, Inc.
4.700%, 4/15/25	3,500,000	3,939,328
3.150%, 11/15/25	790,000	846,938
4.250%, 4/15/26	3,025,000	3,376,431
3.459%, 9/15/26	260,000	283,021
1.950%, 2/15/28 (x)§	515,000	514,447
4.110%, 9/15/28	3,692,000	4,150,913
4.750%, 4/15/29	2,500,000	2,900,390
5.000%, 4/15/30	4,500,000	5,304,245
2.450%, 2/15/31§	1,250,000	1,229,233
Intel Corp.
3.100%, 7/29/22	600,000	618,470
2.700%, 12/15/22	875,000	905,000
3.700%, 7/29/25	1,795,000	1,992,414
2.600%, 5/19/26	500,000	534,823
3.150%, 5/11/27	2,000,000	2,185,327
2.450%, 11/15/29	1,605,000	1,692,522
3.900%, 3/25/30	1,000,000	1,165,616
KLA Corp.
4.100%, 3/15/29	625,000	723,120
Lam Research Corp.
3.800%, 3/15/25	350,000	386,946
3.750%, 3/15/26	750,000	837,980
4.000%, 3/15/29	530,000	613,624
Marvell Technology, Inc.
4.200%, 6/22/23§	350,000	371,621
1.650%, 4/15/26§	335,000	334,307
2.450%, 4/15/28§	335,000	341,097
4.875%, 6/22/28§	350,000	404,390
2.950%, 4/15/31§	290,000	299,166
Maxim Integrated Products, Inc.
3.375%, 3/15/23	400,000	416,878
3.450%, 6/15/27	500,000	549,513
Micron Technology, Inc.
2.497%, 4/24/23	2,000,000	2,066,115
4.640%, 2/6/24	105,000	115,147
4.975%, 2/6/26	350,000	403,237
4.185%, 2/15/27	375,000	421,773
5.327%, 2/6/29	350,000	421,904
NVIDIA Corp.
0.309%, 6/15/23	850,000	850,476
0.584%, 6/14/24	760,000	760,380
3.200%, 9/16/26	850,000	934,937
1.550%, 6/15/28	1,000,000	997,069
2.000%, 6/15/31	1,000,000	1,001,607
NXP BV
4.875%, 3/1/24§	500,000	551,031
2.700%, 5/1/25§	100,000	105,456
5.350%, 3/1/26§	500,000	581,895
3.875%, 6/18/26§	500,000	553,950
3.150%, 5/1/27§	165,000	176,903
5.550%, 12/1/28§	335,000	409,810
4.300%, 6/18/29§	750,000	860,062
3.400%, 5/1/30§	1,215,000	1,325,626
2.500%, 5/11/31§	500,000	506,694
QUALCOMM, Inc.
2.600%, 1/30/23	1,850,000	1,912,806
2.900%, 5/20/24	1,000,000	1,062,580
3.250%, 5/20/27	1,500,000	1,645,979
2.150%, 5/20/30	500,000	510,611
Texas Instruments, Inc.
2.250%, 5/1/23	750,000	772,886
2.625%, 5/15/24	216,000	228,289
1.375%, 3/12/25	105,000	107,143
2.900%, 11/3/27	355,000	384,344
2.250%, 9/4/29	320,000	333,747
Xilinx, Inc.
2.950%, 6/1/24	650,000	689,400

		61,450,390

Software (0.6%)
Adobe, Inc.
1.700%, 2/1/23	290,000	296,315
1.900%, 2/1/25	470,000	488,209
2.150%, 2/1/27	465,000	484,979
Autodesk, Inc.
4.375%, 6/15/25	600,000	672,650
3.500%, 6/15/27	1,000,000	1,094,883
2.850%, 1/15/30	195,000	205,251
CA, Inc.
4.700%, 3/15/27	250,000	280,378
Cadence Design Systems, Inc.
4.375%, 10/15/24	175,000	191,977
Citrix Systems, Inc.
1.250%, 3/1/26	800,000	786,218
Fortinet, Inc.
1.000%, 3/15/26	185,000	182,350
2.200%, 3/15/31	125,000	124,412
Intuit, Inc.
0.650%, 7/15/23	160,000	160,753
0.950%, 7/15/25	250,000	250,145
1.350%, 7/15/27	165,000	164,572
Microsoft Corp.
2.650%, 11/3/22	1,000,000	1,027,372
2.125%, 11/15/22	500,000	512,265
2.375%, 5/1/23	1,250,000	1,291,118
2.000%, 8/8/23	1,350,000	1,393,121
3.625%, 12/15/23	2,000,000	2,144,573
2.875%, 2/6/24	335,000	354,151
2.700%, 2/12/25	1,500,000	1,605,332
3.125%, 11/3/25	2,600,000	2,833,676
2.400%, 8/8/26	3,260,000	3,476,532
3.300%, 2/6/27	1,000,000	1,109,769
Oracle Corp.
2.500%, 10/15/22	1,875,000	1,925,105

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Principal Amount	Value (Note 1)
2.625%, 2/15/23	$805,000	$832,560
3.625%, 7/15/23	1,000,000	1,062,049
2.400%, 9/15/23	1,000,000	1,036,576
3.400%, 7/8/24	2,000,000	2,139,778
2.950%, 11/15/24	750,000	799,467
2.950%, 5/15/25	3,000,000	3,196,049
1.650%, 3/25/26	680,000	688,461
2.650%, 7/15/26	2,805,000	2,959,179
3.250%, 11/15/27	1,000,000	1,081,571
2.300%, 3/25/28	1,070,000	1,096,541
2.950%, 4/1/30	5,000,000	5,264,466
salesforce.com, Inc.
3.250%, 4/11/23	375,000	393,378
0.625%, 7/15/24	415,000	414,586
3.700%, 4/11/28	375,000	427,249
1.500%, 7/15/28	650,000	650,422
1.950%, 7/15/31	1,200,000	1,201,608
ServiceNow, Inc.
1.400%, 9/1/30	2,000,000	1,879,932
VMware, Inc.
2.950%, 8/21/22	515,000	528,263
3.900%, 8/21/27	2,050,000	2,276,387

		50,984,628

Technology Hardware, Storage & Peripherals (0.7%)
Apple, Inc.
1.700%, 9/11/22	440,000	447,553
2.100%, 9/12/22	750,000	765,383
2.400%, 1/13/23	1,000,000	1,030,501
2.850%, 2/23/23	1,250,000	1,297,071
2.400%, 5/3/23	4,707,000	4,883,607
0.750%, 5/11/23	585,000	589,408
3.000%, 2/9/24	495,000	525,195
3.450%, 5/6/24	1,500,000	1,622,814
2.850%, 5/11/24	750,000	794,745
1.800%, 9/11/24	750,000	777,482
2.750%, 1/13/25	750,000	802,725
2.500%, 2/9/25	1,000,000	1,061,859
1.125%, 5/11/25	500,000	505,625
0.550%, 8/20/25	1,000,000	985,628
0.700%, 2/8/26	1,000,000	987,051
3.250%, 2/23/26	3,255,000	3,578,294
2.450%, 8/4/26	1,675,000	1,780,443
2.050%, 9/11/26	750,000	784,493
3.350%, 2/9/27	1,500,000	1,664,070
3.200%, 5/11/27	923,000	1,014,911
3.000%, 6/20/27	2,060,000	2,256,709
3.000%, 11/13/27	2,250,000	2,468,740
1.200%, 2/8/28	1,000,000	985,018
2.200%, 9/11/29	750,000	778,088
1.650%, 5/11/30	440,000	435,142
1.250%, 8/20/30	1,000,000	960,112
1.650%, 2/8/31	2,000,000	1,962,486
Dell International LLC
5.450%, 6/15/23	3,075,000	3,335,729
4.000%, 7/15/24	500,000	543,700
5.850%, 7/15/25	1,000,000	1,173,880
6.020%, 6/15/26	2,445,000	2,934,733
4.900%, 10/1/26	1,300,000	1,502,586
5.300%, 10/1/29	1,500,000	1,802,645
Hewlett Packard Enterprise Co.
4.400%, 10/15/22 (e)	1,500,000	1,565,015
2.250%, 4/1/23	750,000	771,847
1.450%, 4/1/24	600,000	608,906
4.900%, 10/15/25 (e)	3,000,000	3,411,325
1.750%, 4/1/26	600,000	606,053
HP, Inc.
4.050%, 9/15/22	1,000,000	1,041,308
2.200%, 6/17/25	750,000	778,703
1.450%, 6/17/26§	750,000	744,869
3.000%, 6/17/27	750,000	802,500
3.400%, 6/17/30	750,000	801,690
2.650%, 6/17/31§	750,000	751,718
NetApp, Inc.
3.300%, 9/29/24	500,000	534,248
1.875%, 6/22/25	215,000	221,173
2.375%, 6/22/27	300,000	313,098
2.700%, 6/22/30	300,000	313,208

		60,304,087

Total Information Technology		245,206,762

Materials (0.7%)
Chemicals (0.4%)
Air Products and Chemicals, Inc.
2.750%, 2/3/23	1,000,000	1,036,680
3.350%, 7/31/24	750,000	806,715
1.500%, 10/15/25	130,000	133,020
1.850%, 5/15/27	195,000	199,847
2.050%, 5/15/30	125,000	127,537
Albemarle Corp.
4.150%, 12/1/24	250,000	273,595
Cabot Corp.
3.700%, 7/15/22	500,000	512,687
4.000%, 7/1/29	500,000	542,121
Celanese US Holdings LLC
4.625%, 11/15/22	450,000	474,416
3.500%, 5/8/24	300,000	320,785
Dow Chemical Co. (The)
4.550%, 11/30/25	250,000	285,602
3.625%, 5/15/26	500,000	553,680
4.800%, 11/30/28	500,000	599,472
DuPont de Nemours, Inc.
4.205%, 11/15/23	1,500,000	1,623,265
4.493%, 11/15/25	1,150,000	1,306,531
4.725%, 11/15/28	2,000,000	2,385,734
Eastman Chemical Co.
3.600%, 8/15/22	1,125,000	1,155,343
3.800%, 3/15/25	1,000,000	1,092,477
Ecolab, Inc.
3.250%, 1/14/23	500,000	520,426
2.700%, 11/1/26	215,000	230,304
EI du Pont de Nemours & Co.
1.700%, 7/15/25	145,000	148,668
FMC Corp.
4.100%, 2/1/24	1,500,000	1,609,151
3.200%, 10/1/26	350,000	377,309
International Flavors & Fragrances, Inc.
4.450%, 9/26/28	385,000	444,997
Linde, Inc.
2.200%, 8/15/22	450,000	457,389
2.700%, 2/21/23	500,000	516,567

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Principal Amount	Value (Note 1)
3.200%, 1/30/26	$350,000	$383,230
1.100%, 8/10/30	500,000	470,075
LYB International Finance BV
4.000%, 7/15/23	622,000	664,371
LYB International Finance III LLC
1.250%, 10/1/25	245,000	244,343
2.250%, 10/1/30	270,000	269,906
Mosaic Co. (The)
3.250%, 11/15/22	500,000	517,292
4.250%, 11/15/23	1,000,000	1,073,512
4.050%, 11/15/27	750,000	838,197
NewMarket Corp.
4.100%, 12/15/22	167,000	174,825
2.700%, 3/18/31	500,000	501,078
Nutrien Ltd.
3.150%, 10/1/22	131,000	134,294
1.900%, 5/13/23	175,000	179,218
3.500%, 6/1/23	1,000,000	1,048,139
3.625%, 3/15/24	500,000	533,940
4.000%, 12/15/26	500,000	565,680
4.200%, 4/1/29	280,000	321,269
2.950%, 5/13/30	500,000	527,284
PPG Industries, Inc.
3.200%, 3/15/23	650,000	677,875
2.400%, 8/15/24	250,000	261,717
1.200%, 3/15/26	510,000	508,868
2.800%, 8/15/29 (x)	250,000	265,472
RPM International, Inc.
3.750%, 3/15/27	350,000	384,055
4.550%, 3/1/29	500,000	575,398
Sherwin-Williams Co. (The)
3.125%, 6/1/24	575,000	612,934
3.950%, 1/15/26	500,000	558,161
3.450%, 6/1/27	750,000	826,774
2.950%, 8/15/29	500,000	535,174
Westlake Chemical Corp.
3.600%, 8/15/26	500,000	543,639
3.375%, 6/15/30	280,000	299,667

		32,230,705

Construction Materials (0.0%)
Eagle Materials, Inc.
2.500%, 7/1/31	375,000	371,728
Martin Marietta Materials, Inc.
0.650%, 7/15/23	125,000	125,273
4.250%, 7/2/24	285,000	310,664
3.450%, 6/1/27	321,000	350,215
3.500%, 12/15/27	500,000	550,800
2.400%, 7/15/31	250,000	249,802
Series CB 2.500%, 3/15/30	235,000	238,700
Vulcan Materials Co.
4.500%, 4/1/25	1,250,000	1,393,365
3.900%, 4/1/27	130,000	145,930

		3,736,477

Containers & Packaging (0.1%)
Amcor Flexibles North America, Inc.
3.100%, 9/15/26	500,000	532,502
2.630%, 6/19/30	220,000	223,973
2.690%, 5/25/31	490,000	499,459
Avery Dennison Corp.
4.875%, 12/6/28	300,000	356,339
Berry Global, Inc.
0.950%, 2/15/24§	300,000	299,625
1.570%, 1/15/26§	1,125,000	1,122,581
1.650%, 1/15/27§	500,000	495,649
Packaging Corp. of America
4.500%, 11/1/23	200,000	215,897
3.650%, 9/15/24	1,000,000	1,081,284
3.400%, 12/15/27	360,000	395,331
WRKCo, Inc.
3.750%, 3/15/25	500,000	545,468
WRKCo., Inc.
3.000%, 9/15/24	500,000	529,115
4.650%, 3/15/26	550,000	630,513
4.000%, 3/15/28	500,000	566,671
3.900%, 6/1/28	175,000	198,053

		7,692,460

Metals & Mining (0.1%)
AngloGold Ashanti Holdings plc
3.750%, 10/1/30	200,000	207,100
Newmont Corp.
3.700%, 3/15/23	79,000	82,481
Nucor Corp.
2.000%, 6/1/25	100,000	103,386
3.950%, 5/1/28	1,350,000	1,539,798
Reliance Steel & Aluminum Co.
4.500%, 4/15/23	500,000	529,474
1.300%, 8/15/25	310,000	310,892
2.150%, 8/15/30	275,000	271,255
Rio Tinto Finance USA Ltd.
3.750%, 6/15/25	1,000,000	1,108,004
Southern Copper Corp.
3.500%, 11/8/22	244,000	252,815
3.875%, 4/23/25	300,000	325,931
Steel Dynamics, Inc.
2.800%, 12/15/24	500,000	527,592
2.400%, 6/15/25	465,000	486,667
1.650%, 10/15/27	190,000	188,928
Vale Overseas Ltd.
6.250%, 8/10/26	1,250,000	1,500,937
3.750%, 7/8/30	1,190,000	1,265,565

		8,700,825

Paper & Forest Products (0.1%)
Fibria Overseas Finance Ltd.
5.500%, 1/17/27	625,000	725,117
Suzano Austria GmbH
6.000%, 1/15/29	1,000,000	1,190,050
5.000%, 1/15/30	2,000,000	2,258,500

		4,173,667

Total Materials		56,534,134

Real Estate (1.4%)
Equity Real Estate Investment Trusts (REITs) (1.4%)
Agree LP (REIT)
2.000%, 6/15/28	320,000	318,241
Alexandria Real Estate Equities, Inc. (REIT)
3.450%, 4/30/25 (x)	750,000	815,655

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Principal Amount	Value (Note 1)
3.800%, 4/15/26	$250,000	$278,785
American Campus Communities Operating Partnership LP (REIT)
3.750%, 4/15/23	500,000	524,145
3.300%, 7/15/26	300,000	322,417
3.625%, 11/15/27	200,000	217,970
American Homes 4 Rent LP (REIT)
4.250%, 2/15/28	500,000	558,933
2.375%, 7/15/31	160,000	158,264
American Tower Corp. (REIT)
3.500%, 1/31/23	1,150,000	1,202,599
3.000%, 6/15/23	500,000	523,056
0.600%, 1/15/24	280,000	279,042
5.000%, 2/15/24	1,000,000	1,108,671
3.375%, 5/15/24	500,000	535,395
2.950%, 1/15/25	750,000	796,980
2.400%, 3/15/25	500,000	521,640
1.300%, 9/15/25	350,000	350,349
1.600%, 4/15/26	600,000	606,099
2.750%, 1/15/27	350,000	368,987
1.500%, 1/31/28	350,000	340,441
3.950%, 3/15/29	500,000	561,704
2.900%, 1/15/30	240,000	251,990
2.100%, 6/15/30	250,000	245,362
1.875%, 10/15/30	2,500,000	2,411,467
2.700%, 4/15/31	600,000	618,886
AvalonBay Communities, Inc. (REIT)
2.950%, 9/15/22	500,000	512,560
4.200%, 12/15/23	100,000	107,999
3.500%, 11/15/25	250,000	273,836
2.950%, 5/11/26	1,000,000	1,077,996
2.900%, 10/15/26	250,000	268,168
3.350%, 5/15/27	175,000	191,841
Boston Properties LP (REIT)
3.850%, 2/1/23	500,000	522,203
3.125%, 9/1/23	1,000,000	1,047,634
3.200%, 1/15/25	1,750,000	1,870,938
3.400%, 6/21/29	750,000	815,030
3.250%, 1/30/31	1,500,000	1,601,515
Brandywine Operating Partnership LP (REIT)
3.950%, 2/15/23	250,000	260,993
4.100%, 10/1/24	250,000	270,924
3.950%, 11/15/27	300,000	326,230
4.550%, 10/1/29	250,000	280,124
Brixmor Operating Partnership LP (REIT)
3.250%, 9/15/23	750,000	789,104
3.650%, 6/15/24	300,000	322,602
3.850%, 2/1/25	355,000	385,913
4.125%, 6/15/26	275,000	306,538
3.900%, 3/15/27	250,000	274,004
2.250%, 4/1/28	175,000	175,264
4.125%, 5/15/29	375,000	419,413
4.050%, 7/1/30	375,000	420,527
Camden Property Trust (REIT)
2.950%, 12/15/22	1,150,000	1,183,360
4.100%, 10/15/28	215,000	247,328
CC Holdings GS V LLC (REIT)
3.849%, 4/15/23	500,000	528,931
Columbia Property Trust Operating Partnership LP (REIT)
4.150%, 4/1/25	250,000	266,540
3.650%, 8/15/26	250,000	263,634
Corporate Office Properties LP (REIT)
5.000%, 7/1/25	100,000	112,729
2.250%, 3/15/26	270,000	277,479
Crown Castle International Corp. (REIT)
3.150%, 7/15/23	1,970,000	2,071,675
3.200%, 9/1/24	500,000	535,074
1.350%, 7/15/25	100,000	100,721
4.450%, 2/15/26	2,165,000	2,454,413
3.700%, 6/15/26	165,000	181,626
1.050%, 7/15/26	750,000	730,765
3.650%, 9/1/27	750,000	822,870
CubeSmart LP (REIT)
4.375%, 12/15/23	485,000	523,923
3.125%, 9/1/26	250,000	267,397
4.375%, 2/15/29	150,000	171,073
CyrusOne LP (REIT)
2.900%, 11/15/24	375,000	396,011
3.450%, 11/15/29	435,000	462,231
Digital Realty Trust LP (REIT)
3.700%, 8/15/27	1,500,000	1,678,931
Duke Realty LP (REIT)
3.250%, 6/30/26	750,000	813,871
3.375%, 12/15/27	680,000	747,843
4.000%, 9/15/28	300,000	341,111
2.875%, 11/15/29	185,000	195,312
1.750%, 7/1/30	200,000	192,785
Equinix, Inc. (REIT)
2.625%, 11/18/24	635,000	668,191
1.250%, 7/15/25	265,000	265,795
1.000%, 9/15/25	750,000	742,564
1.450%, 5/15/26	350,000	351,159
2.900%, 11/18/26	455,000	485,590
1.800%, 7/15/27	215,000	216,784
1.550%, 3/15/28	375,000	368,167
2.000%, 5/15/28	350,000	349,895
3.200%, 11/18/29	455,000	489,034
2.150%, 7/15/30	1,000,000	991,390
2.500%, 5/15/31	750,000	762,119
ERP Operating LP (REIT)
3.000%, 4/15/23	1,000,000	1,039,730
3.375%, 6/1/25	1,000,000	1,083,170
3.250%, 8/1/27	355,000	391,127
4.150%, 12/1/28	300,000	344,709
Essex Portfolio LP (REIT)
3.250%, 5/1/23	1,000,000	1,043,176
3.500%, 4/1/25	650,000	703,493
3.375%, 4/15/26	250,000	271,795
1.700%, 3/1/28	625,000	613,907
4.000%, 3/1/29	500,000	564,030
Federal Realty Investment Trust (REIT)
3.950%, 1/15/24	250,000	268,122
1.250%, 2/15/26	250,000	248,050
3.250%, 7/15/27	500,000	538,962
3.200%, 6/15/29	500,000	536,576
GLP Capital LP (REIT)
5.375%, 11/1/23	380,000	413,706
3.350%, 9/1/24	570,000	604,884
5.250%, 6/1/25	505,000	567,241
5.375%, 4/15/26	750,000	863,258
5.750%, 6/1/28	385,000	457,534

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Principal Amount	Value (Note 1)
Healthcare Trust of America Holdings LP (REIT)
3.500%, 8/1/26	$425,000	$467,071
Healthpeak Properties, Inc. (REIT)
3.400%, 2/1/25	31,000	33,299
3.250%, 7/15/26	175,000	189,975
1.350%, 2/1/27	1,000,000	998,980
3.500%, 7/15/29	200,000	220,519
Host Hotels & Resorts LP (REIT)
3.875%, 4/1/24	1,000,000	1,066,631
Series E 4.000%, 6/15/25	310,000	332,428
Kilroy Realty LP (REIT)
3.800%, 1/15/23	450,000	467,906
3.450%, 12/15/24	350,000	373,461
4.375%, 10/1/25	400,000	443,388
4.750%, 12/15/28	350,000	406,273
Kimco Realty Corp. (REIT)
3.400%, 11/1/22	500,000	516,940
3.125%, 6/1/23	1,000,000	1,042,804
2.700%, 3/1/24	250,000	261,902
3.300%, 2/1/25	610,000	656,766
1.900%, 3/1/28	200,000	200,548
Kite Realty Group LP (REIT)
4.000%, 10/1/26	250,000	269,770
Life Storage LP (REIT)
3.875%, 12/15/27	400,000	447,639
4.000%, 6/15/29	500,000	559,546
LifeStorage LP (REIT)
3.500%, 7/1/26	500,000	547,185
Mid-America Apartments LP (REIT)
4.300%, 10/15/23	175,000	188,019
3.750%, 6/15/24	450,000	486,424
4.000%, 11/15/25	350,000	388,753
3.600%, 6/1/27	500,000	556,670
3.950%, 3/15/29	750,000	851,128
National Health Investors, Inc. (REIT)
3.000%, 2/1/31	150,000	145,387
National Retail Properties, Inc. (REIT)
3.900%, 6/15/24	500,000	539,878
4.000%, 11/15/25	200,000	221,041
3.600%, 12/15/26	250,000	273,103
4.300%, 10/15/28	665,000	754,921
Office Properties Income Trust (REIT)
4.250%, 5/15/24	1,100,000	1,171,968
4.500%, 2/1/25	250,000	271,602
2.650%, 6/15/26	200,000	201,592
Omega Healthcare Investors, Inc. (REIT)
4.375%, 8/1/23	222,000	236,661
4.500%, 1/15/25	450,000	488,983
Physicians Realty LP (REIT)
4.300%, 3/15/27	250,000	281,422
Piedmont Operating Partnership LP (REIT)
4.450%, 3/15/24	500,000	539,949
3.150%, 8/15/30	500,000	506,466
Prologis LP (REIT)
3.250%, 10/1/26	300,000	329,055
2.125%, 4/15/27	500,000	519,936
4.375%, 2/1/29	155,000	182,599
Public Storage (REIT)
2.370%, 9/15/22	250,000	255,644
0.875%, 2/15/26	250,000	248,088
3.094%, 9/15/27	300,000	329,379
1.850%, 5/1/28	280,000	282,360
3.385%, 5/1/29	320,000	354,737
2.300%, 5/1/31	280,000	284,982
Realty Income Corp. (REIT)
4.650%, 8/1/23	1,000,000	1,074,624
3.875%, 4/15/25	750,000	825,756
0.750%, 3/15/26	390,000	382,660
4.125%, 10/15/26	725,000	821,689
3.250%, 6/15/29	350,000	381,526
Regency Centers LP (REIT)
3.600%, 2/1/27	360,000	399,106
4.125%, 3/15/28	500,000	561,591
2.950%, 9/15/29	250,000	263,162
Rexford Industrial Realty LP (REIT)
2.125%, 12/1/30	250,000	240,687
Sabra Health Care LP (REIT)
4.800%, 6/1/24	250,000	272,978
3.900%, 10/15/29	750,000	788,250
Simon Property Group LP (REIT)
2.750%, 6/1/23	600,000	621,960
3.750%, 2/1/24	1,000,000	1,071,167
2.000%, 9/13/24	500,000	518,090
3.500%, 9/1/25	820,000	897,666
3.250%, 11/30/26	500,000	545,253
3.375%, 6/15/27	1,750,000	1,906,205
3.375%, 12/1/27	750,000	817,389
1.750%, 2/1/28	500,000	497,374
2.450%, 9/13/29	750,000	771,526
2.650%, 7/15/30	500,000	517,483
SITE Centers Corp. (REIT)
3.625%, 2/1/25	216,000	225,648
4.700%, 6/1/27	165,000	182,342
SL Green Operating Partnership LP (REIT)
3.250%, 10/15/22	300,000	308,532
SL Green Realty Corp. (REIT)
4.500%, 12/1/22	150,000	156,119
Spirit Realty LP (REIT)
3.200%, 1/15/27	500,000	532,378
2.100%, 3/15/28	500,000	497,439
4.000%, 7/15/29	225,000	249,859
STORE Capital Corp. (REIT)
4.500%, 3/15/28	275,000	311,193
4.625%, 3/15/29	250,000	284,206
2.750%, 11/18/30	250,000	252,949
Tanger Properties LP (REIT)
3.125%, 9/1/26	500,000	523,214
UDR, Inc. (REIT)
2.950%, 9/1/26	125,000	133,708
3.500%, 7/1/27	350,000	383,056
3.200%, 1/15/30	1,000,000	1,080,581
Ventas Realty LP (REIT)
3.125%, 6/15/23	600,000	625,238
3.500%, 4/15/24	750,000	802,649
3.750%, 5/1/24	50,000	53,605
2.650%, 1/15/25	1,000,000	1,050,762
3.250%, 10/15/26	800,000	869,776
VEREIT Operating Partnership LP (REIT)
4.600%, 2/6/24	400,000	435,995
4.625%, 11/1/25	500,000	566,628
4.875%, 6/1/26	485,000	558,117

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Principal Amount	Value (Note 1)
3.950%, 8/15/27	$320,000	$359,774
2.200%, 6/15/28	500,000	508,165
Vornado Realty LP (REIT)
3.500%, 1/15/25	550,000	584,803
2.150%, 6/1/26	90,000	91,224
3.400%, 6/1/31	135,000	139,136
Washington REIT (REIT)
3.950%, 10/15/22	150,000	154,856
Welltower, Inc. (REIT)
4.500%, 1/15/24	1,000,000	1,083,954
3.625%, 3/15/24	565,000	605,888
2.700%, 2/15/27	250,000	265,314
4.250%, 4/15/28	1,225,000	1,405,339
2.050%, 1/15/29	1,165,000	1,167,085
WP Carey, Inc. (REIT)
4.600%, 4/1/24	300,000	327,689
4.000%, 2/1/25	300,000	327,384
4.250%, 10/1/26	400,000	449,587
3.850%, 7/15/29	250,000	276,282

		110,650,619

Real Estate Management & Development (0.0%)
CBRE Services, Inc.
4.875%, 3/1/26	1,500,000	1,733,848
2.500%, 4/1/31	250,000	253,276
Celulosa Arauco y Constitucion SA
3.875%, 11/2/27	500,000	535,406

		2,522,530

Total Real Estate		113,173,149

Utilities (1.9%)
Electric Utilities (1.3%)
AEP Texas, Inc.
2.400%, 10/1/22	350,000	357,717
AEP Transmission Co. LLC
3.100%, 12/1/26	250,000	271,297
Alabama Power Co.
Series 20-A 1.450%, 9/15/30	500,000	477,638
American Electric Power Co., Inc.
3.200%, 11/13/27	400,000	431,682
2.300%, 3/1/30	150,000	150,641
Series F 2.950%, 12/15/22	150,000	154,315
Series J 4.300%, 12/1/28	500,000	575,540
Series M 0.750%, 11/1/23	90,000	90,113
Series N 1.000%, 11/1/25	315,000	312,414
Appalachian Power Co.
3.400%, 6/1/25	350,000	378,635
Series AA 2.700%, 4/1/31	500,000	517,217
Arizona Public Service Co.
3.150%, 5/15/25	200,000	214,768
2.950%, 9/15/27	350,000	382,452
2.600%, 8/15/29	250,000	261,914
Atlantic City Electric Co.
4.000%, 10/15/28	350,000	398,031
2.300%, 3/15/31	250,000	255,651
Avangrid, Inc.
3.150%, 12/1/24	500,000	534,821
3.800%, 6/1/29	750,000	846,708
Baltimore Gas & Electric Co.
2.400%, 8/15/26	700,000	736,389
Baltimore Gas and Electric Co.
2.250%, 6/15/31	500,000	506,368
CenterPoint Energy Houston Electric LLC
2.250%, 8/1/22	250,000	253,795
Series AE 2.350%, 4/1/31	275,000	280,761
Series Z 2.400%, 9/1/26	250,000	262,988
Cleco Corporate Holdings LLC
3.743%, 5/1/26 (e)	750,000	820,890
Commonwealth Edison Co.
3.700%, 8/15/28	220,000	250,495
Series 122 2.950%, 8/15/27	500,000	540,151
Connecticut Light & Power Co. (The)
2.500%, 1/15/23	156,000	160,224
Series A 0.750%, 12/1/25	250,000	246,933
3.200%, 3/15/27	250,000	274,027
2.050%, 7/1/31 (x)	500,000	504,537
DTE Electric Co.
3.650%, 3/15/24	245,000	262,622
Series A 1.900%, 4/1/28	320,000	324,589
Duke Energy Carolinas LLC
2.500%, 3/15/23	500,000	516,239
2.950%, 12/1/26	1,000,000	1,081,373
3.950%, 11/15/28	500,000	573,909
2.450%, 8/15/29	300,000	312,431
2.550%, 4/15/31	375,000	387,562
Duke Energy Corp.
2.400%, 8/15/22	300,000	306,331
3.050%, 8/15/22	1,100,000	1,124,330
3.750%, 4/15/24	350,000	376,362
0.900%, 9/15/25	310,000	306,765
3.150%, 8/15/27	750,000	808,982
3.400%, 6/15/29	310,000	338,897
2.450%, 6/1/30	250,000	252,849
2.550%, 6/15/31	750,000	757,227
Duke Energy Florida LLC
3.200%, 1/15/27	650,000	709,247
3.800%, 7/15/28	750,000	846,756
1.750%, 6/15/30	215,000	210,292
Duke Energy Ohio, Inc.
3.800%, 9/1/23	1,000,000	1,064,450
Duke Energy Progress LLC
3.375%, 9/1/23	435,000	461,435
3.700%, 9/1/28	1,000,000	1,127,576
3.450%, 3/15/29	350,000	386,518
Edison International
2.400%, 9/15/22	400,000	406,948
3.125%, 11/15/22	90,000	92,710
2.950%, 3/15/23	300,000	309,792
3.550%, 11/15/24	200,000	212,923
5.750%, 6/15/27	40,000	45,518
4.125%, 3/15/28	500,000	532,352

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Principal Amount	Value (Note 1)
Emera US Finance LP
0.833%, 6/15/24§	$250,000	$249,035
3.550%, 6/15/26	665,000	726,527
2.639%, 6/15/31§	335,000	335,876
Enel Americas SA
4.000%, 10/25/26	165,000	178,654
Enel Chile SA
4.875%, 6/12/28	750,000	864,525
Entergy Arkansas LLC
3.700%, 6/1/24	1,000,000	1,077,764
3.500%, 4/1/26	300,000	330,051
Entergy Corp.
4.000%, 7/15/22	1,000,000	1,031,061
0.900%, 9/15/25	950,000	939,315
2.950%, 9/1/26	300,000	320,312
1.900%, 6/15/28	1,165,000	1,164,056
Entergy Louisiana LLC
0.620%, 11/17/23	600,000	600,892
2.400%, 10/1/26	500,000	523,434
Evergy Kansas Central, Inc.
2.550%, 7/1/26	350,000	369,667
Evergy Metro, Inc.
3.150%, 3/15/23	250,000	259,847
3.650%, 8/15/25	500,000	549,269
Evergy, Inc.
2.450%, 9/15/24	335,000	350,235
2.900%, 9/15/29	500,000	527,877
Eversource Energy
2.550%, 3/15/31	500,000	512,912
Series H 3.150%, 1/15/25	150,000	160,074
Series L 2.900%, 10/1/24	500,000	529,430
Series M 3.300%, 1/15/28	500,000	546,301
Series N 3.800%, 12/1/23	210,000	225,187
Series Q 0.800%, 8/15/25	150,000	147,983
Series R 1.650%, 8/15/30	250,000	238,781
Exelon Corp.
3.950%, 6/15/25	750,000	825,202
3.400%, 4/15/26	500,000	543,688
Florida Power & Light Co.
2.750%, 6/1/23	250,000	258,571
Fortis, Inc.
3.055%, 10/4/26	750,000	805,474
Georgia Power Co.
3.250%, 4/1/26	350,000	377,888
3.250%, 3/30/27	500,000	541,172
Series A 2.100%, 7/30/23	350,000	361,462
2.200%, 9/15/24	350,000	364,114
Series B 2.650%, 9/15/29	350,000	367,071
Gulf Power Co.
Series A 3.300%, 5/30/27	250,000	274,616
Indiana Michigan Power Co.
3.850%, 5/15/28	1,250,000	1,403,097
Interstate Power & Light Co.
3.250%, 12/1/24	500,000	537,118
4.100%, 9/26/28	450,000	515,173
3.600%, 4/1/29	500,000	554,924
2.300%, 6/1/30	125,000	126,535
ITC Holdings Corp.
2.700%, 11/15/22	400,000	411,018
3.650%, 6/15/24	325,000	348,846
3.250%, 6/30/26	300,000	324,892
3.350%, 11/15/27	400,000	436,381
MidAmerican Energy Co.
3.500%, 10/15/24	300,000	324,471
3.100%, 5/1/27	1,000,000	1,092,922
3.650%, 4/15/29	850,000	962,019
Mississippi Power Co.
3.950%, 3/30/28	250,000	281,108
NextEra Energy Capital Holdings, Inc.
2.800%, 1/15/23	400,000	413,315
0.650%, 3/1/23	590,000	591,666
3.150%, 4/1/24	1,000,000	1,063,551
2.750%, 5/1/25	1,000,000	1,062,112
3.250%, 4/1/26	355,000	385,109
3.550%, 5/1/27	1,500,000	1,654,297
1.900%, 6/15/28	750,000	756,652
3.500%, 4/1/29	500,000	553,296
2.250%, 6/1/30	2,500,000	2,518,760
(ICE LIBOR USD 3 Month + 3.16%), 5.650%, 5/1/79 (k)	500,000	579,952
Northern States Power Co.
2.150%, 8/15/22	700,000	708,324
2.250%, 4/1/31	300,000	307,531
NSTAR Electric Co.
2.375%, 10/15/22	1,000,000	1,020,321
3.200%, 5/15/27	500,000	546,634
3.250%, 5/15/29	500,000	547,889
OGE Energy Corp.
0.703%, 5/26/23	205,000	205,029
Ohio Power Co.
Series Q 1.625%, 1/15/31	235,000	225,122
Oklahoma Gas & Electric Co.
3.800%, 8/15/28	350,000	391,313
Oklahoma Gas and Electric Co.
0.553%, 5/26/23	295,000	294,323
Oncor Electric Delivery Co. LLC
2.750%, 6/1/24	500,000	529,875
0.550%, 10/1/25	525,000	512,191
3.700%, 11/15/28	1,250,000	1,413,034
Pacific Gas and Electric Co.
1.367%, 3/10/23	1,335,000	1,334,294
3.450%, 7/1/25	500,000	523,693
2.100%, 8/1/27	750,000	728,821
3.000%, 6/15/28	520,000	522,748
4.550%, 7/1/30	5,500,000	5,886,367
3.250%, 6/1/31	835,000	817,174
PacifiCorp
3.600%, 4/1/24	600,000	643,829
PECO Energy Co.
2.375%, 9/15/22	500,000	509,249
3.150%, 10/15/25	700,000	758,665
Pinnacle West Capital Corp.
1.300%, 6/15/25	300,000	302,324

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Principal Amount	Value (Note 1)
Potomac Electric Power Co.
3.600%, 3/15/24	$300,000	$321,180
PPL Capital Funding, Inc.
3.100%, 5/15/26	500,000	537,547
Public Service Co. of Colorado
2.250%, 9/15/22	500,000	506,670
3.700%, 6/15/28	350,000	394,774
Public Service Co. of New Hampshire
Series V 2.200%, 6/15/31	290,000	295,929
Public Service Electric & Gas Co.
2.375%, 5/15/23	500,000	515,945
3.250%, 9/1/23	300,000	317,519
0.950%, 3/15/26	350,000	347,617
2.250%, 9/15/26	450,000	472,322
3.700%, 5/1/28	500,000	566,873
3.650%, 9/1/28	300,000	338,133
3.200%, 5/15/29	250,000	275,116
2.450%, 1/15/30	165,000	172,264
Southern California Edison Co.
0.700%, 4/3/23	230,000	230,660
1.100%, 4/1/24	230,000	231,678
2.850%, 8/1/29	660,000	686,651
2.250%, 6/1/30	655,000	646,425
Series 20C 1.200%, 2/1/26	440,000	434,658
Series A 4.200%, 3/1/29	500,000	563,906
Series B 3.650%, 3/1/28	750,000	824,871
Series C 3.500%, 10/1/23	200,000	211,343
Series D 3.400%, 6/1/23	350,000	367,896
Series E 3.700%, 8/1/25	300,000	326,970
Series G 2.500%, 6/1/31	500,000	501,098
Southern Co. (The)
2.950%, 7/1/23	575,000	599,685
Series 21-A 0.600%, 2/26/24	160,000	159,809
Series 21-B 1.750%, 3/15/28	210,000	207,229
Series A 3.700%, 4/30/30	2,000,000	2,206,352
Southwestern Electric Power Co.
Series K 2.750%, 10/1/26	500,000	530,354
Series M 4.100%, 9/15/28	750,000	852,593
Series N 1.650%, 3/15/26	500,000	505,568
Southwestern Public Service Co.
3.300%, 6/15/24	300,000	318,575
Tampa Electric Co.
2.400%, 3/15/31	140,000	142,200
Tucson Electric Power Co.
3.050%, 3/15/25	600,000	642,806
1.500%, 8/1/30	225,000	213,819
Union Electric Co.
3.500%, 4/15/24	500,000	535,964
2.950%, 6/15/27	500,000	539,630
3.500%, 3/15/29	500,000	556,672
Virginia Electric and Power Co.
3.450%, 2/15/24	1,000,000	1,065,820
Series A 3.150%, 1/15/26	715,000	778,558
3.500%, 3/15/27	750,000	831,783
3.800%, 4/1/28	500,000	564,855
2.875%, 7/15/29	175,000	188,427
Series B 2.950%, 11/15/26	500,000	540,605
Series C 2.750%, 3/15/23	1,400,000	1,448,697
Wisconsin Electric Power Co.
2.050%, 12/15/24	200,000	208,932
1.700%, 6/15/28	310,000	311,182
Wisconsin Power & Light Co.
3.050%, 10/15/27	350,000	378,984
Xcel Energy, Inc.
0.500%, 10/15/23	300,000	299,744
3.300%, 6/1/25	500,000	538,762
3.350%, 12/1/26	500,000	544,773
4.000%, 6/15/28	500,000	569,505
2.600%, 12/1/29	350,000	364,670

		105,424,982

Gas Utilities (0.1%)
Atmos Energy Corp.
0.625%, 3/9/23	335,000	335,080
3.000%, 6/15/27	310,000	333,926
2.625%, 9/15/29	300,000	314,309
CenterPoint Energy Resources Corp.
0.700%, 3/2/23	350,000	350,027
3.550%, 4/1/23	750,000	787,245
4.000%, 4/1/28	500,000	563,436
National Fuel Gas Co.
3.750%, 3/1/23	1,000,000	1,042,439
5.200%, 7/15/25	1,000,000	1,125,679
3.950%, 9/15/27	300,000	323,490
4.750%, 9/1/28	300,000	338,470
ONE Gas, Inc.
0.850%, 3/11/23	750,000	750,583
1.100%, 3/11/24	750,000	750,417
Piedmont Natural Gas Co., Inc.
3.500%, 6/1/29	500,000	550,285
2.500%, 3/15/31	380,000	384,709
Southern California Gas Co.
3.150%, 9/15/24	550,000	587,870
Series TT 2.600%, 6/15/26	500,000	530,857
Southwest Gas Corp.
2.200%, 6/15/30	500,000	494,612

		9,563,434

Independent Power and Renewable Electricity Producers (0.0%)
AES Corp. (The)
1.375%, 1/15/26§	1,540,000	1,518,117
Enel Generacion Chile SA
4.250%, 4/15/24	400,000	427,575
Exelon Generation Co. LLC
3.250%, 6/1/25	205,000	221,047

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Principal Amount	Value (Note 1)
PSEG Power LLC
3.850%, 6/1/23	$500,000	$529,751
Southern Power Co.
4.150%, 12/1/25	500,000	558,765
0.900%, 1/15/26	155,000	153,422

		3,408,677

Multi-Utilities (0.4%)
Ameren Corp.
2.500%, 9/15/24	160,000	168,533
1.750%, 3/15/28	375,000	370,472
Ameren Illinois Co.
2.700%, 9/1/22	500,000	510,815
3.800%, 5/15/28 (x)	350,000	395,505
1.550%, 11/15/30	210,000	201,891
Berkshire Hathaway Energy Co.
2.800%, 1/15/23	415,000	429,305
3.750%, 11/15/23	1,100,000	1,175,819
Black Hills Corp.
4.250%, 11/30/23	600,000	644,835
3.950%, 1/15/26	350,000	385,555
3.050%, 10/15/29	250,000	266,828
2.500%, 6/15/30	315,000	320,863
CenterPoint Energy, Inc.
2.500%, 9/1/24	250,000	261,453
1.450%, 6/1/26	315,000	314,935
4.250%, 11/1/28	400,000	458,461
CMS Energy Corp.
3.000%, 5/15/26	210,000	224,737
Consolidated Edison Co. of New York, Inc.
3.800%, 5/15/28	550,000	619,306
2.400%, 6/15/31	500,000	508,368
Series B 3.125%, 11/15/27	300,000	325,384
Series D 4.000%, 12/1/28	500,000	570,955
Consumers Energy Co.
0.350%, 6/1/23	60,000	59,888
3.800%, 11/15/28	750,000	853,360
Delmarva Power & Light Co.
3.500%, 11/15/23	750,000	797,910
Dominion Energy, Inc.
3.071%, 8/15/24 (e)	180,000	190,812
4.250%, 6/1/28	500,000	574,553
Series A 1.450%, 4/15/26	305,000	307,309
Series D 2.850%, 8/15/26	450,000	479,190
DTE Energy Co.
2.250%, 11/1/22	250,000	255,735
2.850%, 10/1/26	750,000	798,757
3.800%, 3/15/27	500,000	556,528
2.950%, 3/1/30	250,000	264,448
Series B 2.600%, 6/15/22	175,000	178,831
3.300%, 6/15/22	300,000	306,948
Series C 3.500%, 6/1/24	1,000,000	1,067,295
2.529%, 10/1/24 (e)	375,000	394,055
3.400%, 6/15/29	175,000	191,182
Series D 3.700%, 8/1/23	500,000	531,060
Series F 1.050%, 6/1/25	525,000	523,495
Series H 0.550%, 11/1/22	430,000	430,812
NiSource, Inc.
0.950%, 8/15/25	580,000	575,229
3.490%, 5/15/27	1,250,000	1,373,308
2.950%, 9/1/29	350,000	370,701
Public Service Enterprise Group, Inc.
2.650%, 11/15/22	1,000,000	1,028,081
2.875%, 6/15/24	700,000	742,054
0.800%, 8/15/25	500,000	493,874
1.600%, 8/15/30	500,000	473,575
Puget Energy, Inc.
2.379%, 6/15/28§	625,000	631,842
San Diego Gas & Electric Co.
2.500%, 5/15/26	500,000	527,163
Series NNN 3.600%, 9/1/23	1,650,000	1,745,109
Series VVV 1.700%, 10/1/30	235,000	226,709
Sempra Energy
2.875%, 10/1/22	563,000	576,013
2.900%, 2/1/23	165,000	170,755
3.550%, 6/15/24	250,000	268,303
3.750%, 11/15/25	300,000	329,326
3.250%, 6/15/27	500,000	542,666
Southern Co. Gas Capital Corp.
2.450%, 10/1/23	650,000	675,133
3.250%, 6/15/26	530,000	573,348
WEC Energy Group, Inc.
0.550%, 9/15/23	500,000	499,807
0.800%, 3/15/24	250,000	250,466
3.550%, 6/15/25	210,000	228,979
1.375%, 10/15/27	500,000	488,993
1.800%, 10/15/30	500,000	477,390

		30,185,012

Water Utilities (0.1%)
American Water Capital Corp.
3.850%, 3/1/24	800,000	861,087
3.400%, 3/1/25	400,000	434,885
3.750%, 9/1/28	750,000	848,352
3.450%, 6/1/29	500,000	555,260
2.300%, 6/1/31	400,000	407,045
Essential Utilities, Inc.
3.566%, 5/1/29	300,000	332,173

		3,438,802

Total Utilities		152,020,907

Total Corporate Bonds		2,652,372,418

Foreign Government Securities (2.4%)
Canada Government Bond
2.000%, 11/15/22	3,170,000	3,246,858
1.625%, 1/22/25 (x)	2,000,000	2,067,354
Export Development Canada
1.750%, 7/18/22	750,000	762,757
2.500%, 1/24/23	2,000,000	2,069,060
1.375%, 2/24/23	1,250,000	1,271,661

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Principal Amount	Value (Note 1)
2.750%, 3/15/23	$1,000,000	$1,040,945
2.625%, 2/21/24	1,000,000	1,057,111
Export-Import Bank of Korea
3.000%, 11/1/22	950,000	981,540
3.625%, 11/27/23	1,000,000	1,072,744
4.000%, 1/14/24 (x)	500,000	542,750
0.375%, 2/9/24	335,000	333,392
2.375%, 6/25/24	350,000	368,621
0.625%, 6/29/24	357,000	357,532
2.875%, 1/21/25	1,500,000	1,598,250
1.875%, 2/12/25	200,000	206,315
3.250%, 11/10/25	1,000,000	1,092,375
0.625%, 2/9/26	355,000	347,191
2.625%, 5/26/26 (x)	2,000,000	2,142,875
1.125%, 12/29/26	550,000	547,767
2.375%, 4/21/27	1,500,000	1,582,313
1.375%, 2/9/31	750,000	721,346
FMS Wertmanagement AoeR
2.750%, 3/6/23	1,100,000	1,144,101
2.750%, 1/30/24	1,000,000	1,050,417
Hungary Government Bond
5.375%, 2/21/23	1,000,000	1,079,563
5.375%, 3/25/24	3,000,000	3,381,187
Italian Republic Government Bond
6.875%, 9/27/23	2,000,000	2,260,747
0.875%, 5/6/24	1,485,000	1,480,063
2.375%, 10/17/24	1,000,000	1,039,239
1.250%, 2/17/26	2,045,000	2,014,555
2.875%, 10/17/29	1,000,000	1,042,855
Japan Bank for International Cooperation
2.375%, 7/21/22	250,000	255,498
1.625%, 10/17/22	335,000	340,613
2.375%, 11/16/22	945,000	971,328
1.750%, 1/23/23	200,000	204,279
0.625%, 5/22/23	525,000	526,942
3.250%, 7/20/23	890,000	940,603
3.375%, 7/31/23 (x)	2,000,000	2,120,112
0.375%, 9/15/23	690,000	688,241
3.375%, 10/31/23	1,500,000	1,598,978
0.500%, 4/15/24	205,000	204,352
2.500%, 5/23/24	780,000	821,601
1.750%, 10/17/24	440,000	454,435
2.125%, 2/10/25	1,500,000	1,569,063
0.625%, 7/15/25	1,130,000	1,116,198
2.750%, 1/21/26	1,000,000	1,075,707
2.375%, 4/20/26	2,000,000	2,119,350
1.875%, 7/21/26	1,500,000	1,553,590
2.250%, 11/4/26	1,000,000	1,054,428
2.875%, 6/1/27	3,000,000	3,269,641
2.750%, 11/16/27	475,000	514,876
3.250%, 7/20/28	1,500,000	1,679,293
3.500%, 10/31/28	2,000,000	2,280,802
2.000%, 10/17/29	430,000	445,194
1.250%, 1/21/31	600,000	579,884
1.875%, 4/15/31	1,200,000	1,224,518
Japan International Cooperation Agency
2.750%, 4/27/27	690,000	743,280
3.375%, 6/12/28	500,000	560,064
1.750%, 4/28/31	595,000	597,847
Oriental Republic of Uruguay
4.500%, 8/14/24	500,000	541,344
4.375%, 10/27/27	2,500,000	2,876,250
Province of Alberta
2.200%, 7/26/22	1,500,000	1,531,015
3.350%, 11/1/23	1,150,000	1,226,495
2.950%, 1/23/24	1,000,000	1,061,243
1.875%, 11/13/24	1,500,000	1,558,164
3.300%, 3/15/28	1,250,000	1,394,303
1.300%, 7/22/30	1,100,000	1,051,192
Province of British Columbia
2.000%, 10/23/22	1,300,000	1,329,221
1.750%, 9/27/24	300,000	310,660
2.250%, 6/2/26	1,000,000	1,059,310
1.300%, 1/29/31	400,000	382,046
Province of Manitoba
2.100%, 9/6/22	1,468,000	1,498,786
2.600%, 4/16/24 (x)	500,000	527,262
3.050%, 5/14/24	1,000,000	1,068,365
2.125%, 6/22/26	1,000,000	1,050,415
Province of New Brunswick
2.500%, 12/12/22	250,000	257,185
3.625%, 2/24/28	600,000	666,400
Province of Ontario
1.750%, 1/24/23	730,000	745,532
3.050%, 1/29/24	1,350,000	1,436,577
3.200%, 5/16/24	2,500,000	2,685,450
0.625%, 1/21/26	3,770,000	3,711,723
1.050%, 4/14/26 (x)	1,600,000	1,602,152
2.500%, 4/27/26	2,000,000	2,137,928
2.300%, 6/15/26 (x)	1,750,000	1,853,852
2.000%, 10/2/29	1,250,000	1,287,538
1.125%, 10/7/30	1,000,000	949,700
1.600%, 2/25/31	1,000,000	978,167
Province of Quebec
2.625%, 2/13/23 (x)	2,531,000	2,624,319
2.500%, 4/9/24 (x)	500,000	526,752
2.875%, 10/16/24	1,000,000	1,071,969
1.500%, 2/11/25	2,000,000	2,054,294
0.600%, 7/23/25	1,400,000	1,386,601
2.500%, 4/20/26	1,000,000	1,069,381
2.750%, 4/12/27	1,750,000	1,897,969
1.350%, 5/28/30 (x)	1,000,000	970,051
1.900%, 4/21/31 (x)	1,250,000	1,272,020
Republic of Chile
2.250%, 10/30/22	245,000	250,252
3.125%, 1/21/26	3,512,000	3,802,398
3.240%, 2/6/28	1,500,000	1,632,469
2.450%, 1/31/31	325,000	330,647
Republic of Colombia
2.625%, 3/15/23	1,200,000	1,225,725
4.000%, 2/26/24	2,000,000	2,118,500
4.500%, 1/28/26	1,000,000	1,092,688
3.875%, 4/25/27	2,250,000	2,391,047
4.500%, 3/15/29	1,500,000	1,637,156
3.000%, 1/30/30	300,000	293,681
Republic of Indonesia
2.950%, 1/11/23	1,250,000	1,295,237
4.450%, 2/11/24	340,000	372,061
3.500%, 1/11/28	1,000,000	1,091,438
4.100%, 4/24/28	800,000	902,650
4.750%, 2/11/29	2,500,000	2,933,869
Republic of Korea
3.875%, 9/11/23 (x)	250,000	267,938
2.000%, 6/19/24	350,000	364,771

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Principal Amount	Value (Note 1)
2.750%, 1/19/27	$1,750,000	$1,884,859
3.500%, 9/20/28	1,000,000	1,127,375
2.500%, 6/19/29	505,000	538,393
Republic of Panama
4.000%, 9/22/24	890,000	969,989
3.750%, 3/16/25	3,000,000	3,268,687
3.160%, 1/23/30	1,500,000	1,573,875
Republic of Peru
4.125%, 8/25/27	1,000,000	1,119,250
2.844%, 6/20/30	1,000,000	1,029,875
2.783%, 1/23/31	2,240,000	2,285,220
Republic of Philippines
4.200%, 1/21/24	2,400,000	2,613,000
3.000%, 2/1/28	1,150,000	1,239,596
3.750%, 1/14/29	975,000	1,104,675
2.457%, 5/5/30 (x)	3,360,000	3,490,570
Republic of Poland
3.000%, 3/17/23	1,750,000	1,829,078
4.000%, 1/22/24	2,250,000	2,442,695
3.250%, 4/6/26	1,500,000	1,656,375
State of Israel Government Bond
3.150%, 6/30/23	500,000	526,969
2.875%, 3/16/26	1,500,000	1,616,531
3.250%, 1/17/28	750,000	824,672
2.500%, 1/15/30	515,000	539,462
Svensk Exportkredit AB
2.000%, 8/30/22	250,000	254,709
1.625%, 11/14/22	1,070,000	1,088,168
2.875%, 3/14/23	1,500,000	1,562,925
0.250%, 9/29/23	255,000	253,978
1.750%, 12/12/23	600,000	618,917
0.375%, 7/30/24	1,500,000	1,492,672
0.500%, 8/26/25	1,000,000	988,620
Series USMT 0.375%, 3/11/24 (x)	595,000	593,429
United Mexican States
3.600%, 1/30/25 (x)	2,000,000	2,195,375
4.125%, 1/21/26 (x)	1,865,000	2,103,137
4.150%, 3/28/27 (x)	2,745,000	3,103,737
3.750%, 1/11/28	855,000	932,645
4.500%, 4/22/29	455,000	514,804
3.250%, 4/16/30 (x)	5,000,000	5,163,438

Total Foreign Government Securities		191,616,059

Municipal Bonds (0.1%)
Arizona Salt River Project, Agricultural Improvement & Power District, Revenue Bonds,
Series 2010A 4.839%, 1/1/41	2,000	2,646
Central Puget Sound Regional Transit Authority, Revenue Bonds,
Series 2009P-2T 5.491%, 11/1/39	4,000	5,581
City of Chicago, International Airport, Revenue Bonds,
Series 2010B 6.395%, 1/1/40	4,000	6,015
City of New York Municipal Water Finance Authority, Water & Sewer System, Revenue Bonds,
Series 2010EE 6.011%, 6/15/42	4,000	6,159
City of New York, General Obligation Bonds,
Series 2009-A1 Series A-2 5.206%, 10/1/31	4,000	4,902
City of New York, Municipal Water Finance Authority, Water & Sewer System, Revenue Bonds,
Series 2010GG 5.724%, 6/15/42	2,000	2,999
City of New York, Transitional Finance Authority, Future Tax Secured Bonds, Revenue Bonds,
Series 2011A 5.508%, 8/1/37	8,000	10,703
County of Los Angeles Community College District, General Obligation Bonds,
Series 2008-E 6.750%, 8/1/49	4,000	6,791
County of Nashville & Davidson Convention Center Authority, Revenue Bonds,
Series 2010B 6.731%, 7/1/43	204,000	300,149
County of San Diego Regional Airport Authority, Revenue Bonds,
Series 2010B 6.138%, 5/1/49	4,000	6,043
Florida State Board of Administration Finance Corp. Revenue Bonds,
Series 2020A 2.154%, 7/1/30	500,000	509,762
1.258%, 7/1/25	500,000	504,804
1.705%, 7/1/27	500,000	508,093
Georgia Municipal Electric Authority, Revenue Bonds,
Series 2010A 7.055%, 4/1/57	3,000	4,436
Los Angeles Community College District, 2020 General Obligation Refunding Bonds
1.806%, 8/1/30	200,000	200,542
1.606%, 8/1/28	200,000	200,474
Metropolitan Government Nashville & Davidson County Health & Educational Facilities, Revenue Bonds,
Series B 4.053%, 7/1/26	1,000,000	1,107,573
New Jersey Economic Development Authority, St Pension Funding Revenue,
NATL-RE 7.425%, 2/15/29	1,000,000	1,296,842
New Jersey Economic Development Authority, State Pension Funding Bonds,
Series B, AGM (Zero Coupon), 2/15/23	1,000,000	993,902
Ohio State University, Revenue Bonds,
Series 2010C 4.910%, 6/1/40	4,000	5,369
Pennsylvania Turnpike Commission, Revenue Bonds,
Series 2010B 5.511%, 12/1/45	1,000	1,448
5.561%, 12/1/49	3,000	4,503
Port Authority of New York and New Jersey Consolidated Notes,
Series AAA 1.086%, 7/1/23	665,000	673,463
San Francisco Bay Area Toll Authority, Subordinate Toll Bridge, Revenue Bonds,
Series 2010-S1 6.793%, 4/1/30	4,000	4,892
7.043%, 4/1/50	4,000	6,943

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Principal Amount	Value (Note 1)
State of California Federally Taxable General Obligation Bonds Various Purpose
3.375%, 4/1/25	$190,000	$208,026
3.500%, 4/1/28	250,000	281,748
State of New York Urban Development Corp., Personal Income Tax, Revenue Bonds,
Series 2009E 5.770%, 3/15/39	2,000	2,495
State of Wisconsin, Revenue Bonds
3.154%, 5/1/27	1,300,000	1,437,757
The Regent of The University of California General Revenue Bonds 2020,
Series BG 1.614%, 5/15/30	125,000	123,824
0.883%, 5/15/25	165,000	165,536
1.316%, 5/15/27	250,000	250,764
University of California
3.063%, 7/1/25	500,000	540,487

Total Municipal Bonds		9,385,671

Supranational (2.8%)
African Development Bank
1.625%, 9/16/22	1,040,000	1,052,911
2.125%, 11/16/22	250,000	255,381
0.750%, 4/3/23	5,000,000	5,025,699
3.000%, 9/20/23	3,000,000	3,170,199
0.875%, 3/23/26	1,300,000	1,296,191
Asian Development Bank
1.875%, 7/19/22	2,250,000	2,287,981
1.625%, 1/24/23	1,000,000	1,021,067
2.750%, 3/17/23	2,125,000	2,214,518
0.250%, 7/14/23	2,365,000	2,362,799
0.250%, 10/6/23	1,000,000	997,885
0.375%, 6/11/24	1,800,000	1,793,648
1.500%, 10/18/24	2,000,000	2,060,005
2.000%, 1/22/25	3,000,000	3,142,581
0.625%, 4/29/25	5,000,000	4,985,841
0.375%, 9/3/25	2,250,000	2,213,292
0.500%, 2/4/26	4,000,000	3,938,674
1.000%, 4/14/26	1,300,000	1,307,224
2.000%, 4/24/26	1,000,000	1,052,287
1.750%, 8/14/26	1,000,000	1,038,078
2.625%, 1/12/27	2,500,000	2,714,173
2.500%, 11/2/27	2,500,000	2,700,346
2.750%, 1/19/28	1,000,000	1,095,662
1.250%, 6/9/28	500,000	498,461
3.125%, 9/26/28	400,000	448,621
1.750%, 9/19/29	500,000	513,997
1.875%, 1/24/30	1,000,000	1,037,796
0.750%, 10/8/30	1,000,000	939,584
1.500%, 3/4/31	600,000	600,558
Asian Infrastructure Investment Bank (The)
0.250%, 9/29/23	1,335,000	1,330,607
2.250%, 5/16/24	1,350,000	1,416,502
0.500%, 5/28/25	2,000,000	1,978,118
0.500%, 1/27/26	2,500,000	2,454,775
Corp. Andina de Fomento
2.375%, 5/12/23	750,000	771,420
3.750%, 11/23/23	1,310,000	1,397,442
1.625%, 9/23/25	750,000	756,469
Council of Europe Development Bank
1.750%, 9/26/22	1,350,000	1,374,862
2.625%, 2/13/23	450,000	466,666
0.250%, 10/20/23	525,000	522,572
2.500%, 2/27/24	825,000	867,856
0.375%, 6/10/24	500,000	496,931
1.375%, 2/27/25	750,000	766,949
European Bank for Reconstruction & Development
2.750%, 3/7/23	750,000	780,225
0.250%, 7/10/23	1,000,000	996,905
1.625%, 9/27/24	350,000	361,483
1.500%, 2/13/25	290,000	298,212
0.500%, 11/25/25	600,000	589,636
0.500%, 1/28/26	750,000	735,361
European Investment Bank
2.250%, 8/15/22	3,000,000	3,067,915
1.375%, 9/6/22 (x)	1,365,000	1,383,459
2.500%, 3/15/23	6,355,000	6,593,773
2.875%, 8/15/23	2,000,000	2,105,824
0.250%, 9/15/23	6,840,000	6,823,289
3.125%, 12/14/23	2,250,000	2,399,122
3.250%, 1/29/24	3,100,000	3,324,553
2.625%, 3/15/24	1,665,000	1,762,362
2.250%, 6/24/24	2,000,000	2,103,666
2.500%, 10/15/24 (x)	1,000,000	1,062,523
1.875%, 2/10/25	3,000,000	3,126,766
1.625%, 3/14/25	1,300,000	1,345,534
0.375%, 12/15/25	2,000,000	1,959,266
0.375%, 3/26/26	3,375,000	3,291,442
2.125%, 4/13/26	2,000,000	2,114,858
2.375%, 5/24/27	1,000,000	1,055,844
0.625%, 10/21/27	980,000	947,771
1.625%, 10/9/29	410,000	418,986
0.750%, 9/23/30	750,000	703,945
1.250%, 2/14/31	3,475,000	3,395,693
1.625%, 5/13/31	750,000	758,280
Inter-American Development Bank
1.750%, 9/14/22	2,500,000	2,546,493
3.000%, 9/26/22	350,000	362,050
2.500%, 1/18/23	3,500,000	3,621,317
0.250%, 11/15/23	2,000,000	1,994,487
2.625%, 1/16/24	2,150,000	2,271,141
3.000%, 2/21/24	2,000,000	2,136,035
2.125%, 1/15/25	2,000,000	2,100,695
1.750%, 3/14/25	10,000,000	10,366,060
0.625%, 7/15/25	5,000,000	4,956,624
0.875%, 4/20/26	2,000,000	1,995,310
2.000%, 6/2/26	1,050,000	1,102,815
2.000%, 7/23/26	1,000,000	1,050,878
0.625%, 9/16/27	1,000,000	970,363
3.125%, 9/18/28 (x)	750,000	844,368
2.250%, 6/18/29	1,000,000	1,059,243
1.125%, 1/13/31	3,800,000	3,665,969
International Bank for Reconstruction & Development
2.125%, 7/1/22	2,000,000	2,038,720
1.875%, 10/7/22	1,000,000	1,020,893
7.625%, 1/19/23	1,000,000	1,113,650
2.125%, 2/13/23 (x)	1,319,000	1,358,325
1.750%, 4/19/23	1,000,000	1,026,109
1.875%, 6/19/23	750,000	772,779
3.000%, 9/27/23	2,250,000	2,381,140

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Principal Amount	Value (Note 1)
0.250%, 11/24/23	$1,000,000	$996,165
1.500%, 8/28/24	2,000,000	2,058,089
2.500%, 11/25/24	3,500,000	3,722,508
1.625%, 1/15/25	2,500,000	2,584,937
2.125%, 3/3/25	450,000	473,082
0.750%, 3/11/25	2,000,000	2,004,881
0.625%, 4/22/25	10,000,000	9,969,647
0.375%, 7/28/25 (x)	3,000,000	2,953,481
2.500%, 7/29/25	3,000,000	3,208,749
0.500%, 10/28/25	1,600,000	1,578,651
3.125%, 11/20/25	350,000	384,901
1.875%, 10/27/26	2,000,000	2,087,779
0.750%, 11/24/27	1,855,000	1,804,548
1.375%, 4/20/28	2,000,000	2,012,978
1.750%, 10/23/29	1,350,000	1,374,775
0.750%, 8/26/30	1,685,000	1,582,891
1.250%, 2/10/31	8,500,000	8,314,278
International Finance Corp.
2.000%, 10/24/22	750,000	767,093
0.500%, 3/20/23	250,000	250,692
2.875%, 7/31/23	805,000	846,064
1.375%, 10/16/24	1,125,000	1,148,935
0.375%, 7/16/25	735,000	722,431
2.125%, 4/7/26	2,000,000	2,114,465
0.750%, 8/27/30	750,000	699,965
Nordic Investment Bank
1.375%, 10/17/22	750,000	760,932
0.375%, 5/19/23	600,000	600,638
2.875%, 7/19/23	750,000	788,627
2.250%, 5/21/24	585,000	612,688
0.375%, 9/11/25	1,100,000	1,078,637
0.500%, 1/21/26	1,000,000	982,508

Total Supranational		229,114,800

U.S. Government Agency Securities (4.4%)
FFCB
0.390%, 6/17/24	10,000,000	9,970,403
1.040%, 1/25/29	10,000,000	9,764,333
1.380%, 1/14/31	15,000,000	14,606,794
FHLB
0.125%, 10/21/22	3,335,000	3,333,342
1.500%, 8/15/24	3,785,000	3,904,645
2.875%, 9/13/24	2,000,000	2,149,036
0.375%, 9/4/25	6,000,000	5,908,838
3.250%, 11/16/28	5,000,000	5,676,457
5.500%, 7/15/36	3,000	4,432
FHLMC
2.375%, 1/13/22	7,947,000	8,044,809
0.125%, 7/25/22	6,060,000	6,059,602
0.250%, 6/26/23	8,960,000	8,960,836
0.250%, 8/24/23	8,570,000	8,564,808
0.250%, 9/8/23	10,950,000	10,938,199
0.125%, 10/16/23	7,575,000	7,544,697
0.250%, 12/4/23	21,030,000	20,991,378
0.375%, 9/23/25	9,245,000	9,092,997
0.600%, 10/20/25	10,000,000	9,905,727
FNMA
0.250%, 5/22/23	10,000,000	9,999,482
0.250%, 11/27/23	8,475,000	8,462,465
1.750%, 7/2/24 (x)	10,000,000	10,380,876
2.625%, 9/6/24 (x)	2,500,000	2,666,889
0.625%, 4/22/25	17,105,000	17,078,352
0.500%, 6/17/25	10,000,000	9,925,426
0.375%, 8/25/25	9,500,000	9,355,253
0.560%, 10/22/25	10,000,000	9,890,017
0.560%, 11/17/25	10,000,000	9,872,766
0.650%, 12/10/25	10,000,000	9,892,618
0.650%, 12/17/25	10,000,000	9,907,992
2.125%, 4/24/26	8,165,000	8,647,267
1.875%, 9/24/26 (x)	7,000,000	7,338,211
0.875%, 12/18/26	10,000,000	9,891,020
0.750%, 10/8/27	40,000,000	39,010,552
0.875%, 8/5/30	20,000,000	18,951,868
Hashemite Kingdom of Jordan AID Bonds
3.000%, 6/30/25	5,000,000	5,376,316
Iraq Government AID Bonds
2.149%, 1/18/22	665,000	672,423
Tennessee Valley Authority
1.875%, 8/15/22	1,000,000	1,018,937
2.875%, 9/15/24	2,400,000	2,576,810
0.750%, 5/15/25	5,000,000	5,001,428
2.875%, 2/1/27	1,000,000	1,095,943
Ukraine Government AID Bonds
1.471%, 9/29/21	1,000,000	1,003,145

Total U.S. Government Agency Securities		353,437,389

U.S. Treasury Obligations (49.9%)
U.S. Treasury Bonds
7.125%, 2/15/23	4,312,000	4,795,806
U.S. Treasury Notes
1.500%, 8/15/22	10,000,000	10,155,776
1.625%, 8/15/22	6,428,800	6,538,417
0.125%, 8/31/22	50,000,000	50,001,560
1.625%, 8/31/22	22,000,000	22,383,935
1.875%, 8/31/22	35,000,000	35,712,320
0.125%, 10/31/22	35,000,000	34,987,519
1.625%, 11/15/22	90,304,700	92,126,471
0.125%, 11/30/22	10,000,000	9,994,911
2.000%, 11/30/22	15,000,000	15,389,640
2.125%, 12/31/22	2,000,000	2,058,265
0.125%, 1/31/23	25,000,000	24,976,625
1.750%, 1/31/23	31,000,000	31,764,066
2.375%, 1/31/23	7,000,000	7,241,663
2.000%, 2/15/23	125,530,900	129,193,038
0.125%, 2/28/23	50,000,000	49,941,580
1.500%, 2/28/23	35,000,000	35,756,014
2.625%, 2/28/23	24,000,000	24,968,717
1.500%, 3/31/23	27,500,000	28,118,681
2.500%, 3/31/23	15,000,000	15,598,077
1.625%, 4/30/23	27,500,000	28,200,100
1.750%, 5/15/23	74,514,600	76,618,661
0.125%, 5/31/23	50,000,000	49,892,625
1.625%, 5/31/23	37,000,000	37,976,711
2.750%, 5/31/23	35,000,000	36,679,573
1.375%, 6/30/23	30,000,000	30,673,518
2.625%, 6/30/23	9,500,000	9,949,433
1.250%, 7/31/23	10,500,000	10,714,713
2.500%, 8/15/23	24,250,000	25,391,974
1.375%, 8/31/23	22,000,000	22,520,370
1.375%, 9/30/23	40,000,000	40,962,828
1.625%, 10/31/23	38,000,000	39,151,978
0.250%, 11/15/23	10,000,000	9,983,627

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Principal Amount	Value (Note 1)
2.750%, 11/15/23	$37,000,000	$39,118,798
2.125%, 11/30/23	29,000,000	30,250,512
2.250%, 12/31/23	15,000,000	15,708,929
2.250%, 1/31/24	30,000,000	31,452,468
2.500%, 1/31/24	17,500,000	18,462,444
2.750%, 2/15/24	39,500,000	41,947,835
2.125%, 2/29/24	42,000,000	43,941,635
2.375%, 2/29/24	6,500,000	6,842,724
2.125%, 3/31/24	21,000,000	21,986,065
2.000%, 4/30/24	30,000,000	31,333,512
2.500%, 5/15/24	30,000,000	31,779,003
2.000%, 5/31/24	23,000,000	24,035,000
1.750%, 6/30/24	14,000,000	14,540,167
2.000%, 6/30/24	27,500,000	28,763,177
1.750%, 7/31/24	40,000,000	41,571,892
2.125%, 7/31/24	35,000,000	36,763,895
2.375%, 8/15/24	100,000,000	105,876,930
1.250%, 8/31/24	17,000,000	17,401,047
1.875%, 8/31/24	30,000,000	31,296,180
1.500%, 9/30/24	10,000,000	10,318,835
2.125%, 9/30/24	35,000,000	36,813,577
1.500%, 10/31/24	31,000,000	31,987,747
2.250%, 10/31/24	25,000,000	26,416,780
2.250%, 11/15/24	66,000,000	69,779,648
1.500%, 11/30/24	16,000,000	16,510,024
2.250%, 12/31/24	20,000,000	21,168,478
1.375%, 1/31/25	13,000,000	13,358,443
2.000%, 2/15/25	35,000,000	36,749,727
1.125%, 2/28/25	16,000,000	16,295,021
2.625%, 3/31/25	23,000,000	24,708,868
2.125%, 5/15/25	12,000,000	12,674,280
2.000%, 8/15/25	25,000,000	26,314,555
0.250%, 8/31/25	25,000,000	24,505,735
0.250%, 10/31/25	15,000,000	14,671,887
2.250%, 11/15/25	117,000,000	124,528,061
0.375%, 12/31/25	35,000,000	34,346,998
1.625%, 2/15/26	150,000,000	155,553,750
0.500%, 2/28/26	25,000,000	24,632,785
0.750%, 4/30/26	50,000,000	49,766,770
2.375%, 4/30/26	20,000,000	21,454,612
1.625%, 5/15/26	124,000,000	128,593,158
0.750%, 5/31/26	50,000,000	49,738,610
1.875%, 6/30/26	5,000,000	5,245,610
1.875%, 7/31/26	5,000,000	5,247,285
1.500%, 8/15/26	148,000,000	152,471,613
1.625%, 10/31/26	21,000,000	21,760,918
2.000%, 11/15/26	128,000,000	135,159,258
2.250%, 2/15/27	39,000,000	41,708,550
0.625%, 3/31/27	35,000,000	34,264,160
2.375%, 5/15/27	32,000,000	34,471,030
2.250%, 8/15/27	35,000,000	37,453,430
2.250%, 11/15/27	65,000,000	69,576,741
0.625%, 11/30/27	25,000,000	24,217,515
2.750%, 2/15/28	39,500,000	43,558,408
2.875%, 5/15/28	37,000,000	41,134,199
2.875%, 8/15/28	49,000,000	54,536,015
3.125%, 11/15/28	77,500,000	87,739,052
2.625%, 2/15/29	74,000,000	81,212,417
2.375%, 5/15/29	64,000,000	69,117,549
1.500%, 2/15/30	82,500,000	83,401,939
0.625%, 5/15/30	66,000,000	61,756,253
0.625%, 8/15/30	105,000,000	97,936,534
0.875%, 11/15/30	65,000,000	61,882,763
1.125%, 2/15/31 (x)	135,000,000	131,211,711
1.625%, 5/15/31	15,000,000	15,248,219

Total U.S. Treasury Obligations		4,024,690,923

Total Long-Term Debt Securities (92.5%) (Cost $7,206,534,187)		7,466,747,275

	Number of Shares	Value (Note 1)
PREFERRED STOCKS:
Financials (0.0%)
Thrifts & Mortgage Finance (0.0%)
FHLMC, Series Z (ICE LIBOR USD 3 Month + 4.16%, 7.88% Floor), 8.375% (k)(x)*	17,000	34,510
FNMA, Series S (ICE LIBOR USD 3 Month + 4.23%, 7.75% Floor), 8.250% (k)*	22,000	46,860

Total Preferred Stocks (0.0%) (Cost $18,166)		81,370

EXCHANGE TRADED FUNDS (ETF):
Fixed Income (6.9%)
iShares 1-3 Year Treasury Bond ETF (x)	580,000	49,972,800
iShares 3-7 Year Treasury Bond ETF (x)	203,449	26,556,198
iShares 7-10 Year Treasury Bond ETF	25,971	2,999,391
Schwab Intermediate-Term U.S. Treasury ETF (x)	500,000	28,435,000
Schwab Short-Term U.S. Treasury ETF (x)	600,000	30,732,000
Vanguard Intermediate-Term Treasury ETF	2,900,000	196,649,000
Vanguard Short-Term Treasury ETF (x)	3,600,000	221,148,000

Total Exchange Traded Funds (6.9%) (Cost $529,035,191)		556,492,389

SHORT-TERM INVESTMENTS:
Investment Company (0.2%)
BlackRock Liquidity FedFund, Institutional Shares (xx)	15,000,000	15,000,000

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Principal Amount	Value (Note 1)
Repurchase Agreements (0.8%)
Citigroup Global Markets, Inc., 0.07%, dated 6/30/21, due 7/1/21, repurchase price $10,928,129, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-5.000%, maturing 4/30/22-2/15/42; total market value $11,146,670. (xx)	$10,928,108	$10,928,108
Deutsche Bank AG, 0.17%, dated 6/30/21, due 7/1/21, repurchase price $300,001, collateralized by various Foreign Government Agency Securities, ranging from 0.125%-1.875%, maturing 2/12/22-2/15/23; total market value $306,011. (xx)	300,000	300,000
Deutsche Bank AG, 0.23%, dated 6/30/21, due 7/1/21, repurchase price $10,000,064, collateralized by various Common Stocks; total market value $11,112,278. (xx)	10,000,000	10,000,000
Deutsche Bank AG, 0.23%, dated 6/30/21, due 7/1/21, repurchase price $12,000,077, collateralized by various Common Stocks; total market value $13,334,734. (xx)	12,000,000	12,000,000
HSBC Bank plc, 0.10%, dated 6/30/21, due 7/1/21, repurchase price $1,200,003, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-6.125%, maturing 7/15/21-2/15/50; total market value $1,224,493. (xx)	1,200,000	1,200,000
HSBC Bank plc, 0.10%, dated 6/30/21, due 7/1/21, repurchase price $1,300,004, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-6.125%, maturing 7/15/21-2/15/50; total market value $1,326,534. (xx)	1,300,000	1,300,000
NBC Global Finance Ltd., 0.28%, dated 6/30/21, due 7/7/21, repurchase price $9,000,490, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 2.125%-3.875%, maturing 12/31/23-4/15/29; total market value $10,001,767. (xx)	9,000,000	9,000,000
Societe Generale SA, 0.20%, dated 6/30/21, due 7/1/21, repurchase price $20,000,111, collateralized by various Common Stocks; total market value $22,222,930. (xx)	20,000,000	20,000,000

Total Repurchase Agreements		64,728,108

Total Short-Term Investments (1.0%) (Cost $79,728,108)		79,728,108

Total Investments in Securities (100.4%) (Cost $7,815,315,652)		8,103,049,142
Other Assets Less Liabilities (-0.4%)		(30,773,075)

Net Assets (100%)		$8,072,276,067

*	Non-income producing.
§

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At June 30, 2021, the market value of these securities amounted to $22,184,670 or 0.3% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(e)	Step Bond - Coupon rate increases or decreases in increments to maturity. Rate disclosed is as of June 30, 2021. Maturity date disclosed is the ultimate maturity date.
(k)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of June 30, 2021.
(x)	All or a portion of security is on loan at June 30, 2021.
(xx)

At June 30, 2021, the Portfolio had loaned securities with a total value of $104,679,661. This was collateralized by $27,022,988 of various U.S. Government Treasury Securities, ranging from 0.000% - 7.625%, maturing 7/6/21 - 2/15/51 and by cash of $79,728,108 which was subsequently invested in an investment company and joint repurchase agreements as detailed in the Notes to the Financial Statements.

Glossary:

AGM	— Insured by Assured Guaranty Municipal Corp.
FFCB	— Federal Farm Credit Bank
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
ICE	— Intercontinental Exchange
LIBOR	— London Interbank Offered Rate
NATL-RE	— Insured by National Public Finance Guarantee Corp.
SOFR	— Secured Overnight Financing Rate
USD	— United States Dollar

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2021:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Asset-Backed Securities	$—	$6,130,015	$—	$6,130,015
Corporate Bonds
Communication Services	—	162,811,766	—	162,811,766
Consumer Discretionary	—	122,185,740	—	122,185,740
Consumer Staples	—	147,981,951	—	147,981,951
Energy	—	189,589,282	—	189,589,282
Financials	—	1,059,654,818	—	1,059,654,818
Health Care	—	244,736,807	—	244,736,807
Industrials	—	158,477,102	—	158,477,102
Information Technology	—	245,206,762	—	245,206,762
Materials	—	56,534,134	—	56,534,134
Real Estate	—	113,173,149	—	113,173,149
Utilities	—	152,020,907	—	152,020,907
Exchange Traded Funds	556,492,389	—	—	556,492,389
Foreign Government Securities	—	191,616,059	—	191,616,059
Municipal Bonds	—	9,385,671	—	9,385,671
Preferred Stocks
Financials	81,370	—	—	81,370
Short-Term Investments
Investment Company	15,000,000	—	—	15,000,000
Repurchase Agreements	—	64,728,108	—	64,728,108
Supranational	—	229,114,800	—	229,114,800
U.S. Government Agency Securities	—	353,437,389	—	353,437,389
U.S. Treasury Obligations	—	4,024,690,923	—	4,024,690,923

Total Assets	$571,573,759	$7,531,475,383	$—	$8,103,049,142

Total Liabilities	$—	$—	$—	$—

Total	$571,573,759	$7,531,475,383	$—	$8,103,049,142

The Portfolio held no derivatives contracts during the six months ended June 30, 2021.

Investment security transactions for the six months ended June 30, 2021 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$359,980,291
Long-term U.S. government debt securities	924,425,469

$1,284,405,760

Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$319,073,495
Long-term U.S. government debt securities	670,930,941

$990,004,436

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

As of June 30, 2021, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$311,217,762
Aggregate gross unrealized depreciation	(23,917,319)

Net unrealized appreciation	$287,300,443

Federal income tax cost of investments in securities and derivative instruments, if applicable	$7,815,748,699

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2021 (Unaudited)

ASSETS
Investments in Securities, at value (x)
Unaffiliated Issuers (Cost $7,750,587,544)	$8,038,321,034
Repurchase Agreements (Cost $64,728,108)	64,728,108
Cash	19,955,064
Foreign cash (Cost $477)	421
Dividends, interest and other receivables	39,219,809
Receivable for Portfolio shares sold	327,332
Securities lending income receivable	44,803
Other assets	76,659

Total assets	8,162,673,230

LIABILITIES
Payable for return of collateral on securities loaned	79,728,108
Payable for securities purchased	4,161,031
Payable for Portfolio shares redeemed	3,057,300
Investment management fees payable	1,912,961
Administrative fees payable	603,727
Distribution fees payable – Class IB	389,258
Trustees’ fees payable	18,506
Distribution fees payable – Class IA	11,544
Other liabilities	87,085
Accrued expenses	427,643

Total liabilities	90,397,163

NET ASSETS	$8,072,276,067

Net assets were comprised of:
Paid in capital	$7,703,272,465
Total distributable earnings (loss)	369,003,602

Net assets	$8,072,276,067

Class IA
Net asset value, offering and redemption price per share, $56,039,645 / 5,417,737 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.34

Class IB
Net asset value, offering and redemption price per share, $1,894,156,652 / 182,789,707 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.36

Class K
Net asset value, offering and redemption price per share, $6,122,079,770 / 591,182,828 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.36

(x)	Includes value of securities on loan of $104,679,661.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2021 (Unaudited)

INVESTMENT INCOME
Interest	$71,985,980
Dividends	1,638,348
Securities lending (net)	265,258

Total income	73,889,586

EXPENSES
Investment management fees	12,162,976
Administrative fees	3,673,989
Distribution fees – Class IB	2,346,588
Printing and mailing expenses	231,029
Professional fees	146,273
Trustees’ fees	115,021
Custodian fees	78,559
Distribution fees – Class IA	70,208
Miscellaneous	139,003

Gross expenses	18,963,646
Less: Waiver from investment manager	(659,689)

Net expenses	18,303,957

NET INVESTMENT INCOME (LOSS)	55,585,629

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities	16,225,581
Net distributions of realized gain received from underlying funds	1,569,780

Net realized gain (loss)	17,795,361

Change in unrealized appreciation (depreciation) on:
Investments in securities	(163,245,054)
Foreign currency translations	(13)

Net change in unrealized appreciation (depreciation)	(163,245,067)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(145,449,706)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(89,864,077)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31, 2020
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$55,585,629	$128,702,325
Net realized gain (loss)	17,795,361	74,724,859
Net change in unrealized appreciation (depreciation)	(163,245,067)	243,749,947

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(89,864,077)	447,177,131

Distributions to shareholders:
Class IA	—	(1,204,995)
Class IB	—	(39,962,562)
Class K	—	(140,142,868)

Total distributions to shareholders	—	(181,310,425)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 357,106 and 932,162 shares, respectively ]	3,695,029	9,753,050
Capital shares issued in reinvestment of dividends and distributions [ 0 and 115,244 shares, respectively ]	—	1,204,995
Capital shares repurchased [ (560,143) and (1,275,182) shares, respectively ]	(5,806,201)	(13,321,708)

Total Class IA transactions	(2,111,172)	(2,363,663)

Class IB
Capital shares sold [ 10,628,964 and 21,310,851 shares, respectively ]	110,183,061	224,546,896
Capital shares issued in reinvestment of dividends and distributions [ 0 and 3,815,064 shares, respectively ]	—	39,962,562
Capital shares repurchased [ (9,729,550) and (28,684,506) shares, respectively ]	(100,817,532)	(300,002,772)

Total Class IB transactions	9,365,529	(35,493,314)

Class K
Capital shares sold [ 69,257,291 and 143,761,453 shares, respectively ]	718,959,914	1,516,537,320
Capital shares issued in reinvestment of dividends and distributions [ 0 and 13,405,868 shares, respectively ]	—	140,142,868
Capital shares repurchased [ (48,311,854) and (162,481,334) shares, respectively ]	(498,779,297)	(1,683,111,688)

Total Class K transactions	220,180,617	(26,431,500)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	227,434,974	(64,288,477)

TOTAL INCREASE (DECREASE) IN NET ASSETS	137,570,897	201,578,229
NET ASSETS:
Beginning of period	7,934,705,170	7,733,126,941

End of period	$8,072,276,067	$7,934,705,170

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31,
Class IA			2020	2019	2018	2017	2016
Net asset value, beginning of period	$10.47		$10.08	$9.67	$9.84	$9.85	$9.87

Income (loss) from investment operations:
Net investment income (loss) (e)	0.06		0.16	0.19	0.18	0.16	0.15
Net realized and unrealized gain (loss)	(0.19)		0.46	0.41	(0.16)	(0.01)	(0.02)

Total from investment operations	(0.13)		0.62	0.60	0.02	0.15	0.13

Less distributions:
Dividends from net investment income	—		(0.16)	(0.19)	(0.19)	(0.16)	(0.15)
Distributions from net realized gains	—		(0.07)	—	—	—	—

Total dividends and distributions	—		(0.23)	(0.19)	(0.19)	(0.16)	(0.15)

Net asset value, end of period	$10.34		$10.47	$10.08	$9.67	$9.84	$9.85

Total return (b)	(1.24)%		6.10%	6.24%	0.20%	1.50%	1.35%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$56,040		$58,836	$58,959	$63,477	$68,684	$74,665
Ratio of expenses to average net assets:
After waivers (a)(f)	0.65%		0.67%	0.67%	0.67%	0.69%	0.70%
Before waivers (a)(f)	0.67%		0.67%	0.67%	0.67%	0.69%	0.70%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	1.21%		1.52%	1.88%	1.83%	1.58%	1.50%
Before waivers (a)(f)	1.19%		1.51%	1.88%	1.83%	1.58%	1.50%
Portfolio turnover rate^	12	%(z)	39%	29%	36%	28%	25%

	Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31,
Class IB			2020	2019	2018	2017	2016
Net asset value, beginning of period	$10.49		$10.10	$9.69	$9.85	$9.87	$9.88

Income (loss) from investment operations:
Net investment income (loss) (e)	0.06		0.16	0.19	0.18	0.16	0.15
Net realized and unrealized gain (loss)	(0.19)		0.46	0.41	(0.15)	(0.02)	(0.01)

Total from investment operations	(0.13)		0.62	0.60	0.03	0.14	0.14

Less distributions:
Dividends from net investment income	—		(0.16)	(0.19)	(0.19)	(0.16)	(0.15)
Distributions from net realized gains	—		(0.07)	—	—	—	—

Total dividends and distributions	—		(0.23)	(0.19)	(0.19)	(0.16)	(0.15)

Net asset value, end of period	$10.36		$10.49	$10.10	$9.69	$9.85	$9.87

Total return (b)	(1.24)%		6.09%	6.23%	0.30%	1.40%	1.45%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,894,157		$1,907,400	$1,872,813	$1,876,715	$2,015,642	$2,010,611
Ratio of expenses to average net assets:
After waivers (a)(f)	0.65%		0.67%	0.67%	0.67%	0.69%	0.70%
Before waivers (a)(f)	0.67%		0.67%	0.67%	0.67%	0.69%	0.70%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	1.21%		1.51%	1.88%	1.83%	1.58%	1.50%
Before waivers (a)(f)	1.19%		1.51%	1.88%	1.83%	1.58%	1.50%
Portfolio turnover rate^	12	%(z)	39%	29%	36%	28%	25%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

Class K	Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31,
			2020	2019	2018	2017	2016
Net asset value, beginning of period	$10.47		$10.08	$9.67	$9.83	$9.85	$9.86

Income (loss) from investment operations:
Net investment income (loss) (e)	0.07		0.19	0.21	0.20	0.18	0.18
Net realized and unrealized gain (loss)	(0.18)		0.45	0.42	(0.15)	(0.02)	(0.01)

Total from investment operations	(0.11)		0.64	0.63	0.05	0.16	0.17

Less distributions:
Dividends from net investment income	—		(0.18)	(0.22)	(0.21)	(0.18)	(0.18)
Distributions from net realized gains	—		(0.07)	—	—	—	—

Total dividends and distributions	—		(0.25)	(0.22)	(0.21)	(0.18)	(0.18)

Net asset value, end of period	$10.36		$10.47	$10.08	$9.67	$9.83	$9.85

Total return (b)	(1.05)%		6.36%	6.50%	0.55%	1.66%	1.71%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$6,122,080		$5,968,469	$5,801,355	$5,696,650	$6,271,807	$6,200,038
Ratio of expenses to average net assets:
After waivers (a)(f)	0.40%		0.42%	0.42%	0.42%	0.44%	0.45%
Before waivers (a)(f)	0.42%		0.42%	0.42%	0.42%	0.44%	0.45%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	1.46%		1.76%	2.13%	2.08%	1.83%	1.75%
Before waivers (a)(f)	1.44%		1.76%	2.13%	2.08%	1.83%	1.75%
Portfolio turnover rate^	12	%(z)	39%	29%	36%	28%	25%
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

EQ/EMERGING MARKETS EQUITY PLUS PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2021	Market Value	% of Net Assets
Exchange Traded Funds	$39,891,250	47.6%
Investment Company	19,445,548	23.2
Repurchase Agreements	9,701,437	11.6
Financials	6,523,752	7.8
Information Technology	6,023,314	7.2
Consumer Discretionary	2,570,071	3.0
Consumer Staples	2,071,639	2.5
Energy	1,924,351	2.3
Materials	1,825,684	2.2
Communication Services	1,209,495	1.4
Industrials	1,102,065	1.3
Health Care	854,082	1.0
Utilities	439,303	0.5
Real Estate	319,011	0.4
Cash and Other	(10,029,473)	(12.0)

		100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2021 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/21	Ending Account Value 6/30/21	Expenses Paid During Period* 1/1/21 - 6/30/21
Class IB
Actual	$1,000.00	$1,083.30	$6.20
Hypothetical (5% average annual return before expenses)	1,000.00	1,018.84	6.01
Class K
Actual	1,000.00	1,084.20	4.91
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.08	4.76

* Expenses are equal to the Portfolio’s Class IB and Class K shares annualized expense ratio of 1.20% and 0.95%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

EQ/EMERGING MARKETS EQUITY PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Brazil (2.8%)
Ambev SA	165,900	$569,032
Banco Bradesco SA (ADR)*	127,034	651,684
Itau Unibanco Holding SA (ADR)	69,555	418,026
Petroleo Brasileiro SA (ADR)	58,073	710,233

		2,348,975

Chile (1.1%)
Aguas Andinas SA, Class A	2,136,555	439,303
Sociedad Quimica y Minera de Chile SA (ADR)	11,169	528,629

		967,932

China (7.1%)
Baidu, Inc. (ADR)*	3,555	724,865
BYD Co. Ltd., Class H	16,000	478,498
China BlueChemical Ltd., Class H	1,434,000	419,250
Industrial & Commercial Bank of China Ltd., Class H	391,000	229,636
Jiangxi Copper Co. Ltd., Class H (x)	285,000	583,633
Poly Property Services Co. Ltd., Class H (m)(x)	47,000	319,011
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H (x)	64,500	520,865
Shenzhou International Group Holdings Ltd.	33,200	838,520
Sinopharm Group Co. Ltd., Class H	112,000	333,217
TravelSky Technology Ltd., Class H	372,000	802,998
Weibo Corp. (ADR) (x)*	9,210	484,630
Weichai Power Co. Ltd., Class H	111,000	246,752

		5,981,875

Colombia (1.4%)
Bancolombia SA (ADR)	17,869	514,627
Ecopetrol SA	862,995	629,368

		1,143,995

Czech Republic (0.9%)
Komercni banka A/S*	22,412	788,867

India (1.7%)
HDFC Bank Ltd. (ADR)*	9,892	723,303
ICICI Bank Ltd. (ADR)*	39,802	680,614

		1,403,917

Indonesia (1.2%)
Bank Rakyat Indonesia Persero Tbk. PT	2,307,200	626,922
Indofood Sukses Makmur Tbk. PT	931,300	396,605

		1,023,527

Mexico (0.6%)
Grupo Financiero Banorte SAB de CV, Class O	82,000	528,018

Singapore (0.7%)
BOC Aviation Ltd. (m)	69,300	584,618

South Africa (2.2%)
FirstRand Ltd.	165,437	620,852
Naspers Ltd., Class N	3,544	744,089
Ninety One Ltd.	156,318	467,969

		1,832,910

South Korea (2.6%)
CJ Corp.	2,849	270,695
Cosmax, Inc.*	4,861	565,458
Samsung Electronics Co. Ltd.	18,654	1,336,747

		2,172,900

Taiwan (5.9%)
ASE Technology Holding Co. Ltd.	228,512	918,559
Feng TAY Enterprise Co. Ltd.	58,000	508,964
Hon Hai Precision Industry Co. Ltd.	144,800	582,058
Micro-Star International Co. Ltd.	142,000	802,692
Taiwan Semiconductor Manufacturing Co. Ltd.	74,000	1,580,260
Uni-President Enterprises Corp.	205,750	540,544

		4,933,077

Thailand (1.4%)
Kasikornbank PCL	73,900	273,234
PTT Exploration & Production PCL	159,500	584,750
PTT Global Chemical PCL	159,800	294,172

		1,152,156

Total Common Stocks (29.6%) (Cost $18,839,621)		24,862,767

EXCHANGE TRADED FUNDS (ETF):
Equity (47.6%)
iShares Core MSCI Emerging Markets ETF	396,888	26,587,527
Vanguard FTSE Emerging Markets ETF (x)	244,959	13,303,723

Total Exchange Traded Funds (47.6%) (Cost $29,816,032)		39,891,250

SHORT-TERM INVESTMENTS:
Investment Companies (23.2%)
BlackRock Liquidity FedFund, Institutional Shares (xx)	3,000,000	3,000,000
JPMorgan Prime Money Market Fund, IM Shares	16,437,329	16,445,548

Total Investment Companies		19,445,548

	Principal Amount	Value (Note 1)
Repurchase Agreements (11.6%)
Citigroup Global Markets, Inc., 0.07%, dated 6/30/21, due 7/1/21, repurchase price $4,101,445, collateralized by various U.S. Government Treasury Securities, ranging from 0.125% - 5.000%, maturing 4/30/22 - 2/15/42; total market value $4,183,466. (xx)	$4,101,437	4,101,437

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EMERGING MARKETS EQUITY PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Principal Amount	Value (Note 1)
HSBC Bank plc, 0.10%, dated 6/30/21, due 7/1/21, repurchase price $5,000,014, collateralized by various U.S. Government Treasury Securities, ranging from 0.099%-6.125%, maturing 8/31/21-2/15/50; total market value $5,102,055. (xx)	$5,000,000	$5,000,000
HSBC Bank plc, 0.10%, dated 6/30/21, due 7/1/21, repurchase price $300,001, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-6.125%, maturing 7/15/21-2/15/50; total market value $306,123. (xx)	300,000	300,000
HSBC Bank plc, 0.10%, dated 6/30/21, due 7/1/21, repurchase price $300,001, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-6.125%, maturing 7/15/21-2/15/50; total market value $306,123. (xx)	300,000	300,000

Total Repurchase Agreements		9,701,437

Total Short-Term Investments (34.8%) (Cost $29,146,559)		29,146,985

Total Investments in Securities (112.0%) (Cost $77,802,212)		93,901,002
Other Assets Less Liabilities (-12.0%)		(10,029,473)

Net Assets (100%)		$83,871,529

*	Non-income producing.
(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At June 30, 2021, the market value of these securities amounted to $903,629 or 1.1% of net assets.

(x)	All or a portion of security is on loan at June 30, 2021.
(xx)

At June 30, 2021, the Portfolio had loaned securities with a total value of $13,276,211. This was collateralized by $969,547 of various U.S. Government Treasury Securities, ranging from 0.000% - 8.000%, maturing 7/8/21 - 2/15/51 and by cash of $12,701,437 which was subsequently invested in an investment company and joint repurchase agreements as detailed in the Notes to the Financial Statements.

Glossary:

ADR	— American Depositary Receipt
USD	— United States Dollar

Futures contracts outstanding as of June 30, 2021 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
MSCI Emerging Markets E-Mini Index	262	9/2021	USD	17,878,880	(124,324)

					(124,324)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2021:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Brazil	$2,348,975	$—	$—	$2,348,975
Chile	967,932	—	—	967,932
China	1,209,495	4,772,380	—	5,981,875
Colombia	1,143,995	—	—	1,143,995
Czech Republic	—	788,867	—	788,867

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EMERGING MARKETS EQUITY PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
India	$1,403,917	$—	$—	$1,403,917
Indonesia	—	1,023,527	—	1,023,527
Mexico	528,018	—	—	528,018
Singapore	—	584,618	—	584,618
South Africa	—	1,832,910	—	1,832,910
South Korea	—	2,172,900	—	2,172,900
Taiwan	—	4,933,077	—	4,933,077
Thailand	—	1,152,156	—	1,152,156
Exchange Traded Funds	39,891,250	—	—	39,891,250
Short-Term Investments
Investment Companies	19,445,548	—	—	19,445,548
Repurchase Agreements	—	9,701,437	—	9,701,437

Total Assets	$66,939,130	$26,961,872	$—	$93,901,002

Liabilities:
Futures	$(124,324)	$—	$—	$(124,324)

Total Liabilities	$(124,324)	$—	$—	$(124,324)

Total	$66,814,806	$26,961,872	$—	$93,776,678

Fair Values of Derivative Instruments as of June 30, 2021:

	Statement of Assets and Liabilities
Derivatives Contracts^	Liability Derivatives	Fair Value
Equity contracts	Payables, Net assets – Unrealized depreciation	$(124,324	)*

Total		$(124,324)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2021:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$1,751,187	$1,751,187

Total	$1,751,187	$1,751,187

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$(583,061)	$(583,061)

Total	$(583,061)	$(583,061)

^ This Portfolio held futures contracts as a substitute for investing in conventional securities.

The Portfolio held futures contracts with an average notional balance of approximately $16,660,000 during the six months ended June 30, 2021.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EMERGING MARKETS EQUITY PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

Investment security transactions for the six months ended June 30, 2021 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$6,883,975
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$5,339,095

As of June 30, 2021, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$16,484,625
Aggregate gross unrealized depreciation	(1,247,555)

Net unrealized appreciation	$15,237,070

Federal income tax cost of investments in securities and derivative instruments, if applicable	$78,539,608

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EMERGING MARKETS EQUITY PLUS PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2021 (Unaudited)

ASSETS
Investments in Securities, at value (x)
Unaffiliated Issuers (Cost $68,100,775)	$84,199,565
Repurchase Agreements (Cost $9,701,437)	9,701,437
Cash	1,428,229
Foreign cash (Cost $7)	7
Cash held as collateral at broker for futures	1,573,000
Dividends, interest and other receivables	48,205
Receivable for Portfolio shares sold	43,148
Securities lending income receivable	3,233
Other assets	753

Total assets	96,997,577

LIABILITIES
Payable for return of collateral on securities loaned	12,701,437
Due to broker for futures variation margin	127,254
Payable for securities purchased	125,296
Investment management fees payable	43,393
Payable for Portfolio shares redeemed	31,364
Distribution fees payable - Class IB	8,794
Administrative fees payable	8,077
Accrued expenses	80,433

Total liabilities	13,126,048

NET ASSETS	$83,871,529

Net assets were comprised of:
Paid in capital	$64,478,009
Total distributable earnings (loss)	19,393,520

Net assets	$83,871,529

Class IB
Net asset value, offering and redemption price per share, $43,051,040 / 3,562,056 shares outstanding (unlimited amount authorized: $0.01 par value)	$12.09

Class K
Net asset value, offering and redemption price per share, $40,820,489 / 3,373,049 shares outstanding (unlimited amount authorized: $0.01 par value)	$12.10

(x)	Includes value of securities on loan of $13,276,211.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2021 (Unaudited)

INVESTMENT INCOME
Dividends (net of $21,748 foreign withholding tax)	$491,766
Interest	227
Securities lending (net)	17,802

Total income	509,795

EXPENSES
Investment management fees	275,835
Distribution fees – Class IB	48,279
Administrative fees	46,941
Custodian fees	36,725
Professional fees	31,063
Printing and mailing expenses	12,074
Trustees’ fees	982
Miscellaneous	3,798

Gross expenses	455,697
Less: Waiver from investment manager	(32,874)

Net expenses	422,823

NET INVESTMENT INCOME (LOSS)	86,972

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	459,168
Futures contracts	1,751,187
Foreign currency transactions	(297)

Net realized gain (loss)	2,210,058

Change in unrealized appreciation (depreciation) on:
Investments in securities	4,593,383
Futures contracts	(583,061)
Foreign currency translations	(487)

Net change in unrealized appreciation (depreciation)	4,009,835

NET REALIZED AND UNREALIZED GAIN (LOSS)	6,219,893

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$6,306,865

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EMERGING MARKETS EQUITY PLUS PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31, 2020
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$86,972	$603,078
Net realized gain (loss)	2,210,058	2,423,149
Net change in unrealized appreciation (depreciation)	4,009,835	7,049,652

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	6,306,865	10,075,879

Distributions to shareholders:
Class IB	—	(667,644)
Class K	—	(1,023,324)

Total distributions to shareholders	—	(1,690,968)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 865,248 and 787,737 shares, respectively ]	10,257,538	7,334,506
Capital shares issued in reinvestment of dividends and distributions [ 0 and 67,347 shares, respectively ]	—	667,644
Capital shares repurchased [ (206,103) and (597,961) shares, respectively ]	(2,427,400)	(5,471,652)

Total Class IB transactions	7,830,138	2,530,498

Class K
Capital shares sold [ 174,428 and 1,187,602 shares, respectively ]	2,072,388	10,030,569
Capital shares issued in reinvestment of dividends and distributions [ 0 and 102,784 shares, respectively ]	—	1,023,324
Capital shares repurchased [ (588,949) and (1,488,158) shares, respectively ]	(7,004,909)	(13,744,506)

Total Class K transactions	(4,932,521)	(2,690,613)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	2,897,617	(160,115)

TOTAL INCREASE (DECREASE) IN NET ASSETS	9,204,482	8,224,796
NET ASSETS:
Beginning of period	74,667,047	66,442,251

End of period	$83,871,529	$74,667,047

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EMERGING MARKETS EQUITY PLUS PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31,
Class IB			2020		2019	2018	2017	2016
Net asset value, beginning of period	$11.16		$10.02		$8.62	$10.38	$8.01	$7.36

Income (loss) from investment operations:
Net investment income (loss) (e)	0.01		0.08	(aa)	0.17	0.14	0.11	0.05
Net realized and unrealized gain (loss)	0.92		1.30		1.38	(1.71)	2.59	0.66

Total from investment operations	0.93		1.38		1.55	(1.57)	2.70	0.71

Less distributions:
Dividends from net investment income	—		(0.11)		(0.15)	(0.13)	(0.09)	(0.05)
Distributions from net realized gains	—		(0.13)		—	(0.06)	(0.24)	—
Return of capital	—		—		—	—	—	(0.01)

Total dividends and distributions	—		(0.24)		(0.15)	(0.19)	(0.33)	(0.06)

Net asset value, end of period	$12.09		$11.16		$10.02	$8.62	$10.38	$8.01

Total return (b)	8.33%		14.10%		18.07%	(15.21)%	33.93%	9.70%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$43,051		$32,396		$26,516	$21,221	$20,656	$9,929
Ratio of expenses to average net assets:
After waivers (a)(f)	1.20%		1.20%		1.20%	1.20%	1.20%	1.23%
Before waivers (a)(f)	1.28%		1.39%		1.34%	1.35%	1.39%	1.47%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	0.13%		0.84	%(bb)	1.84%	1.40%	1.15%	0.68%
Before waivers (a)(f)	0.05%		0.65	%(bb)	1.69%	1.25%	0.96%	0.45%
Portfolio turnover rate^	9	%(z)	29%		9%	8%	37%	16%

	Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31,
Class K			2020		2019	2018	2017	2016
Net asset value, beginning of period	$11.16		$10.02		$8.61	$10.38	$8.00	$7.35

Income (loss) from investment operations:
Net investment income (loss) (e)	0.02		0.10	(aa)	0.19	0.16	0.12	0.07
Net realized and unrealized gain (loss)	0.92		1.30		1.40	(1.71)	2.62	0.66

Total from investment operations	0.94		1.40		1.59	(1.55)	2.74	0.73

Less distributions:
Dividends from net investment income	—		(0.13)		(0.18)	(0.16)	(0.12)	(0.07)
Distributions from net realized gains	—		(0.13)		—	(0.06)	(0.24)	—
Return of capital	—		—		—	—	—	(0.01)

Total dividends and distributions	—		(0.26)		(0.18)	(0.22)	(0.36)	(0.08)

Net asset value, end of period	$12.10		$11.16		$10.02	$8.61	$10.38	$8.00

Total return (b)	8.42%		14.33%		18.49%	(15.07)%	34.41%	9.99%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$40,820		$42,272		$39,926	$33,360	$38,119	$31,477
Ratio of expenses to average net assets:
After waivers (a)(f)	0.95%		0.95%		0.95%	0.95%	0.95%	0.98%
Before waivers (a)(f)	1.03%		1.14%		1.09%	1.10%	1.15%	1.22%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	0.31%		1.04	%(bb)	2.08%	1.61%	1.23%	0.87%
Before waivers (a)(f)	0.22%		0.85	%(bb)	1.93%	1.46%	1.04%	0.64%
Portfolio turnover rate^	9	%(z)	29%		9%	8%	37%	16%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EMERGING MARKETS EQUITY PLUS PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(z)	Portfolio turnover rate for periods less than one year is not annualized.
(aa)	Includes income resulting from a non-recurring non-cash dividend. Without this dividend, the per share income amounts would be $0.07 and $0.09 for Class IB and Class K, respectively.
(bb)	Includes income resulting from a non-recurring non-cash dividend. Without this dividend, the ratios for each class would have been 0.10% lower.

See Notes to Financial Statements.

EQ/EQUITY 500 INDEX PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2021	% of Net Assets
Information Technology	27.1%
Health Care	12.8
Consumer Discretionary	12.2
Financials	11.2
Communication Services	11.0
Industrials	8.5
Consumer Staples	5.8
Energy	2.8
Materials	2.6
Real Estate	2.5
Utilities	2.4
Repurchase Agreements	0.0 #
Cash and Other	1.1

100.0%

#	Less than 0.05%.

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IA and Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2021 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/21	Ending Account Value 6/30/21	Expenses Paid During Period* 1/1/21 - 6/30/21
Class IA
Actual	$1,000.00	$1,149.30	$2.93
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.07	2.76
Class IB
Actual	1,000.00	1,149.30	2.93
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.07	2.76
Class K
Actual	1,000.00	1,150.70	1.60
Hypothetical (5% average annual return before expenses)	1,000.00	1,023.31	1.50

* Expenses are equal to the Portfolio’s Class IA, Class IB and Class K shares annualized expense ratio of 0.55%, 0.55% and 0.30%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (11.0%)
Diversified Telecommunication Services (1.2%)
AT&T, Inc.	1,594,204	$45,881,191
Lumen Technologies, Inc.	220,633	2,998,403
Verizon Communications, Inc.	925,036	51,829,767

		100,709,361

Entertainment (1.9%)
Activision Blizzard, Inc.	173,168	16,527,154
Electronic Arts, Inc.	64,280	9,245,393
Live Nation Entertainment, Inc.*	32,010	2,803,756
Netflix, Inc.*	99,020	52,303,354
Take-Two Interactive Software, Inc.*	25,744	4,557,203
Walt Disney Co. (The)*	405,812	71,329,575

		156,766,435

Interactive Media & Services (6.4%)
Alphabet, Inc., Class A*	67,299	164,330,025
Alphabet, Inc., Class C*	64,493	161,640,096
Facebook, Inc., Class A*	537,752	186,981,748
Twitter, Inc.*	178,374	12,273,915

		525,225,784

Media (1.3%)
Charter Communications, Inc., Class A*	31,601	22,798,541
Comcast Corp., Class A	1,021,754	58,260,413
Discovery, Inc., Class A (x)*	36,266	1,112,641
Discovery, Inc., Class C*	64,697	1,874,919
DISH Network Corp., Class A*	55,310	2,311,958
Fox Corp., Class A	74,678	2,772,794
Fox Corp., Class B	34,281	1,206,691
Interpublic Group of Cos., Inc. (The)	87,326	2,837,222
News Corp., Class A	87,350	2,251,009
News Corp., Class B	27,211	662,588
Omnicom Group, Inc.	48,050	3,843,520
ViacomCBS, Inc.	131,285	5,934,082

		105,866,378

Wireless Telecommunication Services (0.2%)
T-Mobile US, Inc.*	130,527	18,904,225

Total Communication Services		907,472,183

Consumer Discretionary (12.2%)
Auto Components (0.2%)
Aptiv plc*	60,336	9,492,663
BorgWarner, Inc.	53,370	2,590,580

		12,083,243

Automobiles (1.8%)
Ford Motor Co.*	873,498	12,980,180
General Motors Co.*	283,394	16,768,423
Tesla, Inc.*	171,700	116,704,490

		146,453,093

Distributors (0.2%)
Genuine Parts Co.	32,210	4,073,598
LKQ Corp.*	62,337	3,068,227
Pool Corp.	8,989	4,122,895

		11,264,720

Hotels, Restaurants & Leisure (2.0%)
Booking Holdings, Inc.*	9,156	20,034,152
Caesars Entertainment, Inc.*	46,543	4,828,836
Carnival Corp.*	178,300	4,699,988
Chipotle Mexican Grill, Inc.*	6,301	9,768,692
Darden Restaurants, Inc.	29,050	4,241,010
Domino’s Pizza, Inc.	8,658	4,038,870
Expedia Group, Inc.*	30,939	5,065,024
Hilton Worldwide Holdings, Inc.*	62,015	7,480,249
Las Vegas Sands Corp.*	73,412	3,868,078
Marriott International, Inc., Class A*	59,417	8,111,609
McDonald’s Corp.	166,650	38,494,484
MGM Resorts International	91,726	3,912,114
Norwegian Cruise Line Holdings Ltd.*	81,131	2,386,063
Penn National Gaming, Inc.*	33,192	2,538,856
Royal Caribbean Cruises Ltd.*	48,873	4,167,889
Starbucks Corp.	263,108	29,418,105
Wynn Resorts Ltd.*	23,429	2,865,367
Yum! Brands, Inc.	67,030	7,710,461

		163,629,847

Household Durables (0.4%)
DR Horton, Inc.	73,900	6,678,343
Garmin Ltd.	33,360	4,825,190
Leggett & Platt, Inc.	29,700	1,538,757
Lennar Corp., Class A	61,350	6,095,123
Mohawk Industries, Inc.*	13,200	2,536,908
Newell Brands, Inc.	84,380	2,317,919
NVR, Inc.*	830	4,127,839
PulteGroup, Inc.	59,407	3,241,840
Whirlpool Corp.	14,016	3,055,768

		34,417,687

Internet & Direct Marketing Retail (4.2%)
Amazon.com, Inc.*	95,731	329,329,957
eBay, Inc.	144,450	10,141,834
Etsy, Inc.*	28,108	5,785,751

		345,257,542

Leisure Products (0.0%)
Hasbro, Inc.	28,508	2,694,576

Multiline Retail (0.5%)
Dollar General Corp.	54,750	11,847,353
Dollar Tree, Inc.*	52,495	5,223,252
Target Corp.	111,970	27,067,628

		44,138,233

Specialty Retail (2.2%)
Advance Auto Parts, Inc.	14,637	3,002,634
AutoZone, Inc.*	5,030	7,505,867
Best Buy Co., Inc.	51,475	5,918,595
CarMax, Inc.*	36,306	4,688,920
Gap, Inc. (The)	45,955	1,546,386
Home Depot, Inc. (The)	240,718	76,762,563
L Brands, Inc.	52,217	3,762,757
Lowe’s Cos., Inc.	163,380	31,690,819
O’Reilly Automotive, Inc.*	15,684	8,880,438

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Ross Stores, Inc.	79,540	$9,862,960
TJX Cos., Inc. (The)	268,300	18,088,786
Tractor Supply Co.	26,015	4,840,351
Ulta Beauty, Inc.*	12,641	4,370,878

		180,921,954

Textiles, Apparel & Luxury Goods (0.7%)
Hanesbrands, Inc.	77,903	1,454,449
NIKE, Inc., Class B	284,200	43,906,058
PVH Corp.*	15,856	1,705,947
Ralph Lauren Corp.	10,700	1,260,567
Tapestry, Inc.*	62,100	2,700,108
Under Armour, Inc., Class A*	42,116	890,754
Under Armour, Inc., Class C*	43,527	808,296
VF Corp.	71,750	5,886,370

		58,612,549

Total Consumer Discretionary		999,473,444

Consumer Staples (5.8%)
Beverages (1.4%)
Brown-Forman Corp., Class B	40,812	3,058,451
Coca-Cola Co. (The)	866,916	46,908,825
Constellation Brands, Inc., Class A	38,050	8,899,515
Molson Coors Beverage Co., Class B*	42,050	2,257,664
Monster Beverage Corp.*	82,570	7,542,769
PepsiCo, Inc.	308,403	45,696,073

		114,363,297

Food & Staples Retailing (1.3%)
Costco Wholesale Corp.	98,950	39,151,546
Kroger Co. (The)	170,100	6,516,531
Sysco Corp.	114,000	8,863,500
Walgreens Boots Alliance, Inc.	160,250	8,430,753
Walmart, Inc.	309,818	43,690,534

		106,652,864

Food Products (0.9%)
Archer-Daniels-Midland Co.	124,766	7,560,819
Campbell Soup Co.	45,300	2,065,227
Conagra Brands, Inc.	109,150	3,970,877
General Mills, Inc.	136,600	8,323,038
Hershey Co. (The)	32,700	5,695,686
Hormel Foods Corp.	62,716	2,994,689
J M Smucker Co. (The)	24,447	3,167,598
Kellogg Co.	56,800	3,653,944
Kraft Heinz Co. (The)	144,827	5,906,045
Lamb Weston Holdings, Inc.	32,709	2,638,308
McCormick & Co., Inc. (Non-Voting)	55,600	4,910,592
Mondelez International, Inc., Class A	315,631	19,708,000
Tyson Foods, Inc., Class A	65,850	4,857,096

		75,451,919

Household Products (1.3%)
Church & Dwight Co., Inc.	54,698	4,661,364
Clorox Co. (The)	28,050	5,046,475
Colgate-Palmolive Co.	189,650	15,428,028
Kimberly-Clark Corp.	75,494	10,099,587
Procter & Gamble Co. (The)	550,391	74,264,258

		109,499,712

Personal Products (0.2%)
Estee Lauder Cos., Inc. (The), Class A	51,350	16,333,408

Tobacco (0.7%)
Altria Group, Inc.	415,400	19,806,272
Philip Morris International, Inc.	348,050	34,495,235

		54,301,507

Total Consumer Staples		476,602,707

Energy (2.8%)
Energy Equipment & Services (0.2%)
Baker Hughes Co.	162,857	3,724,540
Halliburton Co.	198,550	4,590,476
NOV, Inc.*	86,697	1,328,198
Schlumberger NV	312,534	10,004,213

		19,647,427

Oil, Gas & Consumable Fuels (2.6%)
APA Corp.	84,380	1,825,139
Cabot Oil & Gas Corp.	89,236	1,558,061
Chevron Corp.	431,571	45,202,746
ConocoPhillips	302,829	18,442,286
Devon Energy Corp.	132,400	3,864,756
Diamondback Energy, Inc.	40,402	3,793,344
EOG Resources, Inc.	130,400	10,880,576
Exxon Mobil Corp.#	946,333	59,694,686
Hess Corp.	61,050	5,330,886
Kinder Morgan, Inc.	435,116	7,932,165
Marathon Oil Corp.	176,414	2,402,759
Marathon Petroleum Corp.	145,557	8,794,554
Occidental Petroleum Corp.	187,344	5,858,247
ONEOK, Inc.	99,441	5,532,897
Phillips 66	97,642	8,379,636
Pioneer Natural Resources Co.	45,929	7,464,381
Valero Energy Corp.	91,285	7,127,533
Williams Cos., Inc. (The)	271,271	7,202,245

		211,286,897

Total Energy		230,934,324

Financials (11.2%)
Banks (4.3%)
Bank of America Corp.	1,698,208	70,017,116
Citigroup, Inc.	466,600	33,011,950
Citizens Financial Group, Inc.	95,021	4,358,613
Comerica, Inc.	31,050	2,215,107
Fifth Third Bancorp	158,917	6,075,397
First Republic Bank	39,374	7,369,631
Huntington Bancshares, Inc.	228,688	3,263,378
JPMorgan Chase & Co.	682,091	106,092,434
KeyCorp	216,500	4,470,725
M&T Bank Corp.	28,700	4,170,397
People’s United Financial, Inc.	95,043	1,629,037
PNC Financial Services Group, Inc. (The)	94,779	18,080,042
Regions Financial Corp.	214,652	4,331,677
SVB Financial Group*	12,062	6,711,659
Truist Financial Corp.	301,093	16,710,661
US Bancorp	305,545	17,406,899

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Wells Fargo & Co.	924,137	$41,854,165
Zions Bancorp NA	36,650	1,937,319

		349,706,207

Capital Markets (3.0%)
Ameriprise Financial, Inc.	26,107	6,497,510
Bank of New York Mellon Corp. (The)	180,319	9,237,742
BlackRock, Inc.	31,812	27,834,546
Cboe Global Markets, Inc.	23,962	2,852,676
Charles Schwab Corp. (The)	334,519	24,356,328
CME Group, Inc.	80,215	17,060,126
Franklin Resources, Inc.	61,001	1,951,422
Goldman Sachs Group, Inc. (The)	76,892	29,182,821
Intercontinental Exchange, Inc.	125,480	14,894,476
Invesco Ltd.	84,101	2,248,020
MarketAxess Holdings, Inc.	8,520	3,949,787
Moody’s Corp.	35,976	13,036,623
Morgan Stanley	335,366	30,749,709
MSCI, Inc.	18,528	9,876,906
Nasdaq, Inc.	25,773	4,530,893
Northern Trust Corp.	46,500	5,376,330
Raymond James Financial, Inc.	27,314	3,548,089
S&P Global, Inc.	53,850	22,102,733
State Street Corp.	78,620	6,468,854
T. Rowe Price Group, Inc.	50,986	10,093,698

		245,849,289

Consumer Finance (0.7%)
American Express Co.	145,810	24,092,186
Capital One Financial Corp.	102,594	15,870,266
Discover Financial Services	68,521	8,105,349
Synchrony Financial	121,362	5,888,484

		53,956,285

Diversified Financial Services (1.4%)
Berkshire Hathaway, Inc., Class B*	426,203	118,450,338

Insurance (1.8%)
Aflac, Inc.	143,100	7,678,746
Allstate Corp. (The)	67,676	8,827,657
American International Group, Inc.	193,248	9,198,605
Aon plc, Class A	50,475	12,051,411
Arthur J Gallagher & Co.	45,716	6,403,897
Assurant, Inc.	12,930	2,019,407
Chubb Ltd.	100,650	15,997,311
Cincinnati Financial Corp.	33,413	3,896,624
Everest Re Group Ltd.	8,945	2,254,229
Globe Life, Inc.	21,162	2,015,681
Hartford Financial Services Group, Inc. (The)	79,850	4,948,305
Lincoln National Corp.	40,278	2,531,070
Loews Corp.	50,697	2,770,591
Marsh & McLennan Cos., Inc.	113,550	15,974,214
MetLife, Inc.	167,999	10,054,740
Principal Financial Group, Inc.	56,600	3,576,554
Progressive Corp. (The)	130,900	12,855,689
Prudential Financial, Inc.	88,700	9,089,089
Travelers Cos., Inc. (The)	56,374	8,439,752
Unum Group	45,520	1,292,768
W R Berkley Corp.	31,296	2,329,361
Willis Towers Watson plc	28,801	6,624,806

		150,830,507

Total Financials		918,792,626

Health Care (12.8%)
Biotechnology (1.7%)
AbbVie, Inc.	394,674	44,456,079
Alexion Pharmaceuticals, Inc.*	49,100	9,020,161
Amgen, Inc.	129,068	31,460,325
Biogen, Inc.*	34,039	11,786,685
Gilead Sciences, Inc.	280,858	19,339,882
Incyte Corp.*	41,706	3,508,726
Regeneron Pharmaceuticals, Inc.*	23,525	13,139,653
Vertex Pharmaceuticals, Inc.*	58,133	11,721,357

		144,432,868

Health Care Equipment & Supplies (3.6%)
Abbott Laboratories	395,920	45,899,006
ABIOMED, Inc.*	10,161	3,171,350
Align Technology, Inc.*	16,137	9,859,707
Baxter International, Inc.	112,850	9,084,425
Becton Dickinson and Co.	64,915	15,786,679
Boston Scientific Corp.*	316,756	13,544,486
Cooper Cos., Inc. (The)	11,028	4,370,065
Danaher Corp.	141,650	38,013,194
Dentsply Sirona, Inc.	48,878	3,092,022
Dexcom, Inc.*	21,531	9,193,737
Edwards Lifesciences Corp.*	139,574	14,455,679
Hologic, Inc.*	57,539	3,839,002
IDEXX Laboratories, Inc.*	19,154	12,096,709
Intuitive Surgical, Inc.*	26,389	24,268,380
Medtronic plc	301,302	37,400,617
ResMed, Inc.	32,558	8,026,198
STERIS plc	19,202	3,961,373
Stryker Corp.	73,200	19,012,236
Teleflex, Inc.	10,467	4,205,536
West Pharmaceutical Services, Inc.	16,546	5,941,669
Zimmer Biomet Holdings, Inc.	46,450	7,470,089

		292,692,159

Health Care Providers & Services (2.6%)
AmerisourceBergen Corp.	32,850	3,760,997
Anthem, Inc.	54,750	20,903,550
Cardinal Health, Inc.	65,625	3,746,531
Centene Corp.*	129,931	9,475,868
Cigna Corp.	78,649	18,645,318
CVS Health Corp.	293,110	24,457,098
DaVita, Inc.*	16,138	1,943,499
HCA Healthcare, Inc.	59,280	12,255,547
Henry Schein, Inc.*	31,832	2,361,616
Humana, Inc.	28,800	12,750,336
Laboratory Corp. of America Holdings*	21,850	6,027,323
McKesson Corp.	35,531	6,794,948
Quest Diagnostics, Inc.	29,750	3,926,108
UnitedHealth Group, Inc.	211,300	84,612,972
Universal Health Services, Inc., Class B	17,350	2,540,561

		214,202,272

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Health Care Technology (0.1%)
Cerner Corp.	68,442	$5,349,427

Life Sciences Tools & Services (1.2%)
Agilent Technologies, Inc.	68,073	10,061,870
Bio-Rad Laboratories, Inc., Class A*	4,810	3,099,035
Charles River Laboratories International, Inc.*	11,177	4,134,596
Illumina, Inc.*	32,628	15,439,896
IQVIA Holdings, Inc.*	42,719	10,351,668
Mettler-Toledo International, Inc.*	5,274	7,306,283
PerkinElmer, Inc.	25,050	3,867,970
Thermo Fisher Scientific, Inc.	88,100	44,443,807
Waters Corp.*	13,900	4,803,979

		103,509,104

Pharmaceuticals (3.6%)
Bristol-Myers Squibb Co.	500,823	33,464,993
Catalent, Inc.*	38,026	4,111,371
Eli Lilly and Co.	177,848	40,819,673
Johnson & Johnson	587,560	96,794,634
Merck & Co., Inc.	568,917	44,244,675
Organon & Co.*	56,891	1,721,522
Perrigo Co. plc	29,739	1,363,533
Pfizer, Inc.	1,246,811	48,825,119
Viatris, Inc.	269,784	3,855,213
Zoetis, Inc.	106,224	19,795,905

		294,996,638

Total Health Care		1,055,182,468

Industrials (8.5%)
Aerospace & Defense (1.6%)
Boeing Co. (The)*	122,624	29,375,805
General Dynamics Corp.	51,800	9,751,868
Howmet Aerospace, Inc.*	87,232	3,006,887
Huntington Ingalls Industries, Inc.	9,006	1,898,014
L3Harris Technologies, Inc.	45,899	9,921,069
Lockheed Martin Corp.	55,108	20,850,112
Northrop Grumman Corp.	34,720	12,618,290
Raytheon Technologies Corp.	339,579	28,969,484
Teledyne Technologies, Inc.*	10,384	4,349,131
Textron, Inc.	50,700	3,486,639
TransDigm Group, Inc.*	12,251	7,929,950

		132,157,249

Air Freight & Logistics (0.7%)
CH Robinson Worldwide, Inc.	29,902	2,800,920
Expeditors International of Washington, Inc.	37,848	4,791,557
FedEx Corp.	54,560	16,276,885
United Parcel Service, Inc., Class B	160,800	33,441,576

		57,310,938

Airlines (0.3%)
Alaska Air Group, Inc.*	27,744	1,673,241
American Airlines Group, Inc. (x)*	142,963	3,032,245
Delta Air Lines, Inc.*	142,573	6,167,708
Southwest Airlines Co.*	132,018	7,008,835
United Airlines Holdings, Inc.*	71,124	3,719,074

		21,601,103

Building Products (0.5%)
A O Smith Corp.	30,215	2,177,293
Allegion plc	20,238	2,819,153
Carrier Global Corp.	182,616	8,875,138
Fortune Brands Home & Security, Inc.	30,946	3,082,531
Johnson Controls International plc	160,967	11,047,165
Masco Corp.	57,400	3,381,434
Trane Technologies plc	53,315	9,817,424

		41,200,138

Commercial Services & Supplies (0.4%)
Cintas Corp.	19,700	7,525,400
Copart, Inc.*	46,442	6,122,449
Republic Services, Inc.	46,951	5,165,080
Rollins, Inc.	49,450	1,691,190
Waste Management, Inc.	86,956	12,183,405

		32,687,524

Construction & Engineering (0.0%)
Quanta Services, Inc.	30,900	2,798,613

Electrical Equipment (0.6%)
AMETEK, Inc.	51,448	6,868,308
Eaton Corp. plc	88,925	13,176,907
Emerson Electric Co.	134,100	12,905,784
Generac Holdings, Inc.*	14,089	5,849,048
Rockwell Automation, Inc.	26,000	7,436,520

		46,236,567

Industrial Conglomerates (1.2%)
3M Co.	129,450	25,712,653
General Electric Co.	1,959,915	26,380,456
Honeywell International, Inc.	155,462	34,100,590
Roper Technologies, Inc.	23,505	11,052,051

		97,245,750

Machinery (1.6%)
Caterpillar, Inc.	121,900	26,529,097
Cummins, Inc.	33,050	8,057,920
Deere & Co.	70,100	24,724,971
Dover Corp.	32,100	4,834,260
Fortive Corp.	75,525	5,267,113
IDEX Corp.	16,993	3,739,310
Illinois Tool Works, Inc.	64,395	14,396,146
Ingersoll Rand, Inc.*	83,221	4,062,017
Otis Worldwide Corp.	91,058	7,445,813
PACCAR, Inc.	77,500	6,916,875
Parker-Hannifin Corp.	28,900	8,875,479
Pentair plc	37,058	2,501,044
Snap-on, Inc.	12,100	2,703,503
Stanley Black & Decker, Inc.	35,946	7,368,571
Westinghouse Air Brake Technologies Corp.	39,612	3,260,068
Xylem, Inc.	40,300	4,834,388

		135,516,575

Professional Services (0.4%)
Equifax, Inc.	27,250	6,526,647

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
IHS Markit Ltd.	83,326	$9,387,507
Jacobs Engineering Group, Inc.	29,014	3,871,048
Leidos Holdings, Inc.	29,746	3,007,321
Nielsen Holdings plc	79,921	1,971,651
Robert Half International, Inc.	25,200	2,242,044
Verisk Analytics, Inc.	36,329	6,347,403

		33,353,621

Road & Rail (1.0%)
CSX Corp.	511,200	16,399,296
JB Hunt Transport Services, Inc.	18,640	3,037,388
Kansas City Southern	20,290	5,749,577
Norfolk Southern Corp.	56,300	14,942,583
Old Dominion Freight Line, Inc.	21,402	5,431,828
Union Pacific Corp.	149,700	32,923,521

		78,484,193

Trading Companies & Distributors (0.2%)
Fastenal Co.	128,332	6,673,264
United Rentals, Inc.*	16,150	5,152,012
WW Grainger, Inc.	9,850	4,314,300

		16,139,576

Total Industrials		694,731,847

Information Technology (27.1%)
Communications Equipment (0.8%)
Arista Networks, Inc.*	12,256	4,440,471
Cisco Systems, Inc.	943,650	50,013,450
F5 Networks, Inc.*	13,750	2,566,575
Juniper Networks, Inc.	73,290	2,004,482
Motorola Solutions, Inc.	37,824	8,202,134

		67,227,112

Electronic Equipment, Instruments & Components (0.6%)
Amphenol Corp., Class A	133,864	9,157,636
CDW Corp.	31,471	5,496,410
Corning, Inc.	171,742	7,024,248
IPG Photonics Corp.*	7,979	1,681,734
Keysight Technologies, Inc.*	41,601	6,423,610
TE Connectivity Ltd.	73,920	9,994,723
Trimble, Inc.*	56,019	4,584,035
Zebra Technologies Corp., Class A*	11,975	6,340,643

		50,703,039

IT Services (5.1%)
Accenture plc, Class A	141,800	41,801,222
Akamai Technologies, Inc.*	36,398	4,244,007
Automatic Data Processing, Inc.	95,660	18,999,989
Broadridge Financial Solutions, Inc.	25,881	4,180,558
Cognizant Technology Solutions Corp., Class A	118,550	8,210,773
DXC Technology Co.*	56,841	2,213,389
Fidelity National Information Services, Inc.	138,781	19,661,104
Fiserv, Inc.*	133,063	14,223,104
FleetCor Technologies, Inc.*	18,673	4,781,408
Gartner, Inc.*	19,807	4,797,255
Global Payments, Inc.	65,988	12,375,390
International Business Machines Corp.	199,697	29,273,583
Jack Henry & Associates, Inc.	16,962	2,773,457
Mastercard, Inc., Class A	196,000	71,557,640
Paychex, Inc.	71,685	7,691,800
PayPal Holdings, Inc.*	261,800	76,309,464
VeriSign, Inc.*	22,250	5,066,103
Visa, Inc., Class A	379,122	88,646,306
Western Union Co. (The)	91,779	2,108,164

		418,914,716

Semiconductors & Semiconductor Equipment (5.6%)
Advanced Micro Devices, Inc.*	270,812	25,437,371
Analog Devices, Inc.	82,412	14,188,050
Applied Materials, Inc.	205,100	29,206,240
Broadcom, Inc.	91,290	43,530,724
Enphase Energy, Inc.*	28,800	5,288,544
Intel Corp.	908,230	50,988,032
KLA Corp.	34,500	11,185,245
Lam Research Corp.	31,938	20,782,057
Maxim Integrated Products, Inc.*	59,832	6,303,900
Microchip Technology, Inc.	60,186	9,012,252
Micron Technology, Inc.*	250,000	21,245,000
Monolithic Power Systems, Inc.	9,556	3,568,688
NVIDIA Corp.	138,650	110,933,865
NXP Semiconductors NV	61,865	12,726,868
Qorvo, Inc.*	25,325	4,954,836
QUALCOMM, Inc.	253,897	36,289,498
Skyworks Solutions, Inc.	36,847	7,065,412
Teradyne, Inc.	37,170	4,979,293
Texas Instruments, Inc.	205,731	39,562,071
Xilinx, Inc.	54,850	7,933,504

		465,181,450

Software (8.8%)
Adobe, Inc.*	107,180	62,768,895
ANSYS, Inc.*	19,428	6,742,682
Autodesk, Inc.*	49,180	14,355,642
Cadence Design Systems, Inc.*	62,335	8,528,675
Citrix Systems, Inc.	27,450	3,219,062
Fortinet, Inc.*	30,296	7,216,204
Intuit, Inc.	61,200	29,998,404
Microsoft Corp.	1,685,966	456,728,189
NortonLifeLock, Inc.	130,000	3,538,600
Oracle Corp.	414,567	32,269,895
Paycom Software, Inc.*	11,018	4,004,713
PTC, Inc.*	23,464	3,314,525
salesforce.com, Inc.*	205,116	50,103,685
ServiceNow, Inc.*	43,835	24,089,524
Synopsys, Inc.*	34,070	9,396,165
Tyler Technologies, Inc.*	9,107	4,119,734

		720,394,594

Technology Hardware, Storage & Peripherals (6.2%)
Apple, Inc.	3,527,567	483,135,576
Hewlett Packard Enterprise Co.	290,819	4,240,141
HP, Inc.	279,919	8,450,755
NetApp, Inc.	49,680	4,064,817
Seagate Technology Holdings plc	44,890	3,947,178
Western Digital Corp.*	68,342	4,863,900

		508,702,367

Total Information Technology		2,231,123,278

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Materials (2.6%)
Chemicals (1.8%)
Air Products and Chemicals, Inc.	49,450	$14,225,776
Albemarle Corp.	26,084	4,394,111
Celanese Corp.	25,530	3,870,348
CF Industries Holdings, Inc.	47,775	2,458,024
Corteva, Inc.	166,251	7,373,232
Dow, Inc.	166,551	10,539,347
DuPont de Nemours, Inc.	120,300	9,312,423
Eastman Chemical Co.	30,350	3,543,362
Ecolab, Inc.	55,541	11,439,780
FMC Corp.	28,860	3,122,652
International Flavors & Fragrances, Inc.	55,594	8,305,744
Linde plc	116,849	33,781,046
LyondellBasell Industries NV, Class A	57,427	5,907,515
Mosaic Co. (The)	77,110	2,460,580
PPG Industries, Inc.	52,900	8,980,833
Sherwin-Williams Co. (The)	54,100	14,739,545

		144,454,318

Construction Materials (0.1%)
Martin Marietta Materials, Inc.	13,923	4,898,251
Vulcan Materials Co.	29,650	5,161,175

		10,059,426

Containers & Packaging (0.3%)
Amcor plc	349,126	4,000,984
Avery Dennison Corp.	18,500	3,889,440
Ball Corp.	73,300	5,938,766
International Paper Co.	87,835	5,385,164
Packaging Corp. of America	21,121	2,860,206
Sealed Air Corp.	34,534	2,046,140
Westrock Co.	58,856	3,132,316

		27,253,016

Metals & Mining (0.4%)
Freeport-McMoRan, Inc.	325,988	12,097,415
Newmont Corp.	178,872	11,336,907
Nucor Corp.	66,600	6,388,938

		29,823,260

Total Materials		211,590,020

Real Estate (2.5%)
Equity Real Estate Investment Trusts (REITs) (2.4%)
Alexandria Real Estate Equities, Inc. (REIT)	28,410	5,168,915
American Tower Corp. (REIT)	101,442	27,403,542
AvalonBay Communities, Inc. (REIT)	31,214	6,514,050
Boston Properties, Inc. (REIT)	31,630	3,624,482
Crown Castle International Corp. (REIT)	96,360	18,799,836
Digital Realty Trust, Inc. (REIT)	62,823	9,452,349
Duke Realty Corp. (REIT)	83,505	3,953,962
Equinix, Inc. (REIT)	19,995	16,047,987
Equity Residential (REIT)	76,580	5,896,660
Essex Property Trust, Inc. (REIT)	14,557	4,367,246
Extra Space Storage, Inc. (REIT)	29,493	4,831,543
Federal Realty Investment Trust (REIT)	15,531	1,819,767
Healthpeak Properties, Inc. (REIT)	120,358	4,006,718
Host Hotels & Resorts, Inc. (REIT)*	157,589	2,693,196
Iron Mountain, Inc. (REIT)	64,384	2,724,731
Kimco Realty Corp. (REIT)	96,630	2,014,735
Mid-America Apartment Communities, Inc. (REIT)	25,592	4,310,205
Prologis, Inc. (REIT)	165,225	19,749,344
Public Storage (REIT)	34,010	10,226,467
Realty Income Corp. (REIT)	83,431	5,568,185
Regency Centers Corp. (REIT)	35,250	2,258,467
SBA Communications Corp. (REIT)	24,402	7,776,917
Simon Property Group, Inc. (REIT)	73,425	9,580,494
UDR, Inc. (REIT)	66,274	3,246,101
Ventas, Inc. (REIT)	83,666	4,777,329
Vornado Realty Trust (REIT)	35,005	1,633,683
Welltower, Inc. (REIT)	93,233	7,747,662
Weyerhaeuser Co. (REIT)	167,141	5,752,993

		201,947,566

Real Estate Management & Development (0.1%)
CBRE Group, Inc., Class A*	74,930	6,423,749

Total Real Estate		208,371,315

Utilities (2.4%)
Electric Utilities (1.5%)
Alliant Energy Corp.	55,792	3,110,962
American Electric Power Co., Inc.	110,980	9,387,798
Duke Energy Corp.	171,800	16,960,096
Edison International	84,750	4,900,245
Entergy Corp.	44,800	4,466,560
Evergy, Inc.	50,715	3,064,707
Eversource Energy	76,594	6,145,903
Exelon Corp.	218,220	9,669,328
FirstEnergy Corp.	121,332	4,514,764
NextEra Energy, Inc.	438,100	32,103,968
NRG Energy, Inc.	54,668	2,203,120
Pinnacle West Capital Corp.	25,150	2,061,545
PPL Corp.	171,838	4,806,309
Southern Co. (The)	236,150	14,289,437
Xcel Energy, Inc.	120,095	7,911,859

		125,596,601

Gas Utilities (0.0%)
Atmos Energy Corp.	28,623	2,750,957

Independent Power and Renewable Electricity Producers (0.1%)
AES Corp. (The)	149,350	3,893,554

Multi-Utilities (0.7%)
Ameren Corp.	56,600	4,530,264
CenterPoint Energy, Inc.	123,300	3,023,316
CMS Energy Corp.	64,500	3,810,660
Consolidated Edison, Inc.	76,450	5,482,994
Dominion Energy, Inc.	179,999	13,242,526
DTE Energy Co.	43,250	5,605,200
NiSource, Inc.	87,559	2,145,195
Public Service Enterprise Group, Inc.	112,850	6,741,659

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Sempra Energy	70,322	$9,316,259
WEC Energy Group, Inc.	70,482	6,269,374

		60,167,447

Water Utilities (0.1%)
American Water Works Co., Inc.	40,531	6,247,043

Total Utilities		198,655,602

Total Common Stocks (98.9%) (Cost $2,459,483,252)		8,132,929,814

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Repurchase Agreements (0.0%)
Citigroup Global Markets, Inc., 0.07%, dated 6/30/21, due 7/1/21, repurchase price $20,933, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-5.000%, maturing 4/30/22-2/15/42; total market value $21,352. (xx)	$20,933	20,933
Deutsche Bank AG, 0.17%, dated 6/30/21, due 7/1/21, repurchase price $513, collateralized by various Foreign Government Agency Securities, ranging from 0.125%-1.875%, maturing 2/12/22-2/15/23; total market value $523. (xx)	513	513
HSBC Bank plc, 0.10%, dated 6/30/21, due 7/1/21, repurchase price $1,883, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-6.125%, maturing 7/15/21-2/15/50; total market value $1,921. (xx)	1,883	1,883
HSBC Bank plc, 0.10%, dated 6/30/21, due 7/1/21, repurchase price $2,091, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-6.125%, maturing 7/15/21-2/15/50; total market value $2,134. (xx)	2,091	2,091

Total Repurchase Agreements		25,420

Total Short-Term Investments (0.0%) (Cost $25,420)		25,420

Total Investments in Securities (98.9%) (Cost $2,459,508,672)		8,132,955,234
Other Assets Less Liabilities (1.1%)		90,370,566

Net Assets (100%)		$8,223,325,800

*	Non-income producing.
#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $16,211,560.
(x)	All or a portion of security is on loan at June 30, 2021.
(xx)

At June 30, 2021, the Portfolio had loaned securities with a total value of $3,457,461. This was collateralized by $3,486,653 of various U.S. Government Treasury Securities, ranging from 0.000% - 3.875%, maturing 7/22/21 - 2/15/49 and by cash of $25,420 which was subsequently invested in joint repurchase agreements as detailed in the Notes to the Financial Statements.

Glossary:

USD	— United States Dollar

Futures contracts outstanding as of June 30, 2021 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 E-Mini Index	395	9/2021	USD	84,699,850	1,568,843

					1,568,843

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2021:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$907,472,183	$—	$—	$907,472,183
Consumer Discretionary	999,473,444	—	—	999,473,444
Consumer Staples	476,602,707	—	—	476,602,707
Energy	230,934,324	—	—	230,934,324
Financials	918,792,626	—	—	918,792,626
Health Care	1,055,182,468	—	—	1,055,182,468
Industrials	694,731,847	—	—	694,731,847
Information Technology	2,231,123,278	—	—	2,231,123,278
Materials	211,590,020	—	—	211,590,020
Real Estate	208,371,315	—	—	208,371,315
Utilities	198,655,602	—	—	198,655,602
Futures	1,568,843	—	—	1,568,843
Short-Term Investments
Repurchase Agreements	—	25,420	—	25,420

Total Assets	$8,134,498,657	$25,420	$—	$8,134,524,077

Total Liabilities	$—	$—	$—	$—

Total	$8,134,498,657	$25,420	$—	$8,134,524,077

Fair Values of Derivative Instruments as of June 30, 2021:

	Statement of Assets and Liabilities
Derivatives Contracts^	Asset Derivatives	Fair Value
Equity contracts	Receivables, Net assets – Unrealized appreciation	$1,568,843	*

Total		$1,568,843

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2021:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$8,941,812	$8,941,812

Total	$8,941,812	$8,941,812

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$244,660	$244,660

Total	$244,660	$244,660

^ This Portfolio held futures contracts as a substitute for investing in conventional securities.

The Portfolio held futures contracts with an average notional balance of approximately $64,351,000 during the six months ended June 30, 2021.

Investment security transactions for the six months ended June 30, 2021 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$349,462,996
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$426,384,868

As of June 30, 2021, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$5,815,516,190
Aggregate gross unrealized depreciation	(152,597,597)

Net unrealized appreciation	$5,662,918,593

Federal income tax cost of investments in securities and derivative instruments, if applicable	$2,471,605,484

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2021 (Unaudited)

ASSETS
Investments in Securities, at value (x)
Unaffiliated Issuers (Cost $2,459,483,252)	$8,132,929,814
Repurchase Agreements (Cost $25,420)	25,420
Cash	89,246,274
Dividends, interest and other receivables	4,703,135
Receivable for Portfolio shares sold	1,421,352
Due from broker for futures variation margin	130,356
Securities lending income receivable	963
Other assets	74,471

Total assets	8,228,531,785

LIABILITIES
Payable for Portfolio shares redeemed	1,501,598
Investment management fees payable	1,292,898
Distribution fees payable – Class IB	1,000,614
Administrative fees payable	613,115
Distribution fees payable – Class IA	585,363
Payable for return of collateral on securities loaned	25,420
Accrued expenses	186,977

Total liabilities	5,205,985

NET ASSETS	$8,223,325,800

Net assets were comprised of:
Paid in capital	$2,367,216,716
Total distributable earnings (loss)	5,856,109,084

Net assets	$8,223,325,800

Class IA
Net asset value, offering and redemption price per share, $2,874,549,191 / 43,014,344 shares outstanding (unlimited amount authorized: $0.01 par value)	$66.83

Class IB
Net asset value, offering and redemption price per share, $4,940,421,982 / 74,359,593 shares outstanding (unlimited amount authorized: $0.01 par value)	$66.44

Class K
Net asset value, offering and redemption price per share, $408,354,627 / 6,104,631 shares outstanding (unlimited amount authorized: $0.01 par value)	$66.89

(x)	Includes value of securities on loan of $3,457,461.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2021 (Unaudited)

INVESTMENT INCOME
Dividends (net of $5,220 foreign withholding tax)	$55,864,126
Interest	16,251
Securities lending (net)	30,432

Total income	55,910,809

EXPENSES
Investment management fees	7,946,844
Distribution fees – Class IB	5,738,581
Administrative fees	3,544,236
Distribution fees – Class IA	3,364,686
Printing and mailing expenses	222,521
Professional fees	134,041
Trustees’ fees	96,128
Custodian fees	73,924
Miscellaneous	67,649

Gross expenses	21,188,610
Less: Waiver from investment manager	(571,775)

Net expenses	20,616,835

NET INVESTMENT INCOME (LOSS)	35,293,974

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	73,468,695
Futures contracts	8,941,812

Net realized gain (loss)	82,410,507

Change in unrealized appreciation (depreciation) on:
Investments in securities	957,405,177
Futures contracts	244,660

Net change in unrealized appreciation (depreciation)	957,649,837

NET REALIZED AND UNREALIZED GAIN (LOSS)	1,040,060,344

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,075,354,318

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31, 2020
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$35,293,974	$82,860,985
Net realized gain (loss)	82,410,507	201,993,163
Net change in unrealized appreciation (depreciation)	957,649,837	819,245,829

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	1,075,354,318	1,104,099,977

Distributions to shareholders:
Class IA	—	(80,746,345)
Class IB	—	(136,169,617)
Class K	—	(12,242,605)

Total distributions to shareholders	—	(229,158,567)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 5,933,779 and 3,455,551 shares, respectively ]	386,747,048	169,881,322
Capital shares issued in reinvestment of dividends and distributions [ 0 and 1,438,788 shares, respectively ]	—	80,746,345
Capital shares repurchased [ (7,072,099) and (5,908,089) shares, respectively ]	(456,967,009)	(300,245,549)

Total Class IA transactions	(70,219,961)	(49,617,882)

Class IB
Capital shares sold [ 3,952,528 and 7,809,555 shares, respectively ]	243,982,650	386,599,748
Capital shares issued in reinvestment of dividends and distributions [ 0 and 2,440,450 shares, respectively ]	—	136,169,617
Capital shares repurchased [ (4,290,820) and (9,998,886) shares, respectively ]	(265,916,900)	(501,934,595)

Total Class IB transactions	(21,934,250)	20,834,770

Class K
Capital shares sold [ 311,891 and 719,371 shares, respectively ]	19,308,797	35,397,973
Capital shares issued in reinvestment of dividends and distributions [ 0 and 218,123 shares, respectively ]	—	12,242,605
Capital shares repurchased [ (506,109) and (1,591,422) shares, respectively ]	(31,279,043)	(79,151,159)

Total Class K transactions	(11,970,246)	(31,510,581)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(104,124,457)	(60,293,693)

TOTAL INCREASE (DECREASE) IN NET ASSETS	971,229,861	814,647,717
NET ASSETS:
Beginning of period	7,252,095,939	6,437,448,222

End of period	$8,223,325,800	$7,252,095,939

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31,
Class IA			2020	2019	2018	2017	2016
Net asset value, beginning of period	$58.15		$51.03	$40.40	$44.17	$37.31	$34.49

Income (loss) from investment operations:
Net investment income (loss) (e)	0.28		0.66	0.73	0.65	0.59	0.56
Net realized and unrealized gain (loss)	8.40		8.34	11.62	(2.73)	7.24	3.32

Total from investment operations	8.68		9.00	12.35	(2.08)	7.83	3.88

Less distributions:
Dividends from net investment income	—		(0.67)	(0.76)	(0.67)	(0.60)	(0.57)
Distributions from net realized gains	—		(1.21)	(0.96)	(1.02)	(0.37)	(0.49)

Total dividends and distributions	—		(1.88)	(1.72)	(1.69)	(0.97)	(1.06)

Net asset value, end of period	$66.83		$58.15	$51.03	$40.40	$44.17	$37.31

Total return (b)	14.93%		17.78%	30.69%	(4.93)%	21.02%	11.24%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$2,874,549		$2,567,471	$2,304,967	$1,842,197	$2,019,882	$1,732,371
Ratio of expenses to average net assets:
After waivers (a)(f)	0.55%		0.57%	0.58%	0.58%	0.60%	0.61%
Before waivers (a)(f)	0.56%		0.58%	0.58%	0.58%	0.60%	0.61%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	0.91%		1.30%	1.55%	1.42%	1.43%	1.59%
Before waivers (a)(f)	0.89%		1.29%	1.55%	1.42%	1.43%	1.59%
Portfolio turnover rate^	5	%(z)	4%	4%	3%	3%	5%

	Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31,
Class IB			2020	2019	2018	2017	2016
Net asset value, beginning of period	$57.81		$50.75	$40.19	$43.94	$37.12	$34.32

Income (loss) from investment operations:
Net investment income (loss) (e)	0.28		0.66	0.73	0.64	0.58	0.56
Net realized and unrealized gain (loss)	8.35		8.28	11.55	(2.70)	7.21	3.30

Total from investment operations	8.63		8.94	12.28	(2.06)	7.79	3.86

Less distributions:
Dividends from net investment income	—		(0.67)	(0.76)	(0.67)	(0.60)	(0.57)
Distributions from net realized gains	—		(1.21)	(0.96)	(1.02)	(0.37)	(0.49)

Total dividends and distributions	—		(1.88)	(1.72)	(1.69)	(0.97)	(1.06)

Net asset value, end of period	$66.44		$57.81	$50.75	$40.19	$43.94	$37.12

Total return (b)	14.93%		17.76%	30.68%	(4.91)%	21.02%	11.22%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$4,940,422		$4,318,446	$3,777,876	$2,970,740	$3,264,301	$2,766,809
Ratio of expenses to average net assets:
After waivers (a)(f)	0.55%		0.57%	0.58%	0.58%	0.60%	0.61%
Before waivers (a)(f)	0.56%		0.58%	0.58%	0.58%	0.60%	0.61%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	0.91%		1.30%	1.55%	1.42%	1.43%	1.59%
Before waivers (a)(f)	0.89%		1.29%	1.55%	1.42%	1.43%	1.59%
Portfolio turnover rate^	5	%(z)	4%	4%	3%	3%	5%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31,
Class K			2020	2019	2018	2017	2016
Net asset value, beginning of period	$58.13		$51.00	$40.37	$44.14	$37.27	$34.46

Income (loss) from investment operations:
Net investment income (loss) (e)	0.36		0.79	0.85	0.76	0.69	0.65
Net realized and unrealized gain (loss)	8.40		8.34	11.62	(2.73)	7.25	3.32

Total from investment operations	8.76		9.13	12.47	(1.97)	7.94	3.97

Less distributions:
Dividends from net investment income	—		(0.79)	(0.88)	(0.78)	(0.70)	(0.67)
Distributions from net realized gains	—		(1.21)	(0.96)	(1.02)	(0.37)	(0.49)

Total dividends and distributions	—		(2.00)	(1.84)	(1.80)	(1.07)	(1.16)

Net asset value, end of period	$66.89		$58.13	$51.00	$40.37	$44.14	$37.27

Total return (b)	15.07%		18.06%	31.01%	(4.69)%	21.34%	11.50%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$408,355		$366,179	$354,605	$298,994	$341,989	$284,729
Ratio of expenses to average net assets:
After waivers (a)(f)	0.30%		0.32%	0.33%	0.33%	0.35%	0.36%
Before waivers (a)(f)	0.32%		0.33%	0.33%	0.33%	0.35%	0.36%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	1.16%		1.55%	1.80%	1.67%	1.68%	1.84%
Before waivers (a)(f)	1.14%		1.55%	1.80%	1.67%	1.68%	1.84%
Portfolio turnover rate^	5	%(z)	4%	4%	3%	3%	5%
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2021	% of Net Assets
Information Technology	25.1%
Health Care	12.8
Consumer Discretionary	12.3
Financials	11.2
Communication Services	10.8
Industrials	10.1
Consumer Staples	5.6
Energy	3.0
Materials	2.6
Real Estate	2.6
Utilities	2.4
Exchange Traded Fund	0.9
Repurchase Agreements	0.2
Investment Company	0.2
Cash and Other	0.2

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2021 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/21	Ending Account Value 6/30/21	Expenses Paid During Period* 1/1/21 - 6/30/21
Class IB
Actual	$1,000.00	$1,156.40	$4.65
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.48	4.36
Class K
Actual	1,000.00	1,157.80	3.32
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.72	3.11

* Expenses are equal to the Portfolio’s Class IB and Class K shares annualized expense ratio of 0.87% and 0.62%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (10.8%)
Entertainment (2.0%)
Activision Blizzard, Inc.	26,275	$2,507,686
Electronic Arts, Inc.	9,397	1,351,570
Liberty Media Corp.-Liberty Formula One, Class C*	6,934	334,288
Live Nation Entertainment, Inc.*	483	42,306
Marcus Corp. (The) (x)*	13,409	284,405
Netflix, Inc.*	13,542	7,153,020
Take-Two Interactive Software, Inc.*	1,431	253,316
Walt Disney Co. (The)*	57,111	10,038,400

		21,964,991

Interactive Media & Services (7.5%)
Alphabet, Inc., Class A*	4,356	10,636,437
Alphabet, Inc., Class C*	14,738	36,938,144
Facebook, Inc., Class A*	78,052	27,139,461
JOYY, Inc. (ADR)	6,800	448,596
Snap, Inc., Class A*	16,609	1,131,737
Tongdao Liepin Group (m)*	396,549	916,257
Twitter, Inc.*	28,265	1,944,915
Vimeo, Inc.*	11,160	546,840
Z Holdings Corp.	140,800	705,679
ZoomInfo Technologies, Inc., Class A*	8,400	438,228

		80,846,294

Media (0.8%)
Altice USA, Inc., Class A*	8,639	294,935
Comcast Corp., Class A	125,641	7,164,050
ViacomCBS, Inc.	30,800	1,392,160

		8,851,145

Wireless Telecommunication Services (0.5%)
T-Mobile US, Inc.*	35,921	5,202,439

Total Communication Services		116,864,869

Consumer Discretionary (12.3%)
Auto Components (0.4%)
Aptiv plc*	30,600	4,814,298

Automobiles (1.1%)
Daimler AG (Registered)	51,000	4,553,636
Tesla, Inc.*	11,400	7,748,580

		12,302,216

Hotels, Restaurants & Leisure (1.5%)
Booking Holdings, Inc.*	2,700	5,907,843
Las Vegas Sands Corp.*	89,600	4,721,024
MakeMyTrip Ltd.*	18,602	558,990
Marriott International, Inc., Class A*	38,200	5,215,064

		16,402,921

Household Durables (0.4%)
GoPro, Inc., Class A*	59,400	692,010
Lennar Corp., Class A	40,800	4,053,480

		4,745,490

Internet & Direct Marketing Retail (4.4%)
Alibaba Group Holding Ltd. (ADR)*	18,600	4,218,108
Amazon.com, Inc.*	11,737	40,377,158
Chewy, Inc., Class A*	1,700	135,507
Kogan.com Ltd. (x)	7,778	67,547
Porch Group, Inc. (x)*	103,446	2,000,645
Shop Apotheke Europe NV (m)*	1,100	206,605
ZOZO, Inc.	4,500	152,910

		47,158,480

Multiline Retail (0.3%)
Dollar Tree, Inc.*	37,000	3,681,500

Specialty Retail (3.1%)
Auto1 Group SE (m)*	14,600	641,408
Best Buy Co., Inc.	40,600	4,668,188
Burlington Stores, Inc.*	13,000	4,185,870
Home Depot, Inc. (The)	38,400	12,245,376
TJX Cos., Inc. (The)	85,800	5,784,636
Ulta Beauty, Inc.*	16,000	5,532,320

		33,057,798

Textiles, Apparel & Luxury Goods (1.1%)
LVMH Moet Hennessy Louis Vuitton SE	1,862	1,460,062
NIKE, Inc., Class B	65,100	10,057,299

		11,517,361

Total Consumer Discretionary		133,680,064

Consumer Staples (5.6%)
Beverages (2.0%)
Boston Beer Co., Inc. (The), Class A*	392	400,154
Coca-Cola Co. (The)	127,282	6,887,229
Constellation Brands, Inc., Class A	7,840	1,833,698
Keurig Dr Pepper, Inc.	27,930	984,253
Kweichow Moutai Co. Ltd., Class A	1,886	600,320
Molson Coors Beverage Co., Class B*	11,073	594,509
Monster Beverage Corp.*	27,341	2,497,600
PepsiCo, Inc.	43,806	6,490,735
Pernod Ricard SA	6,272	1,392,211

		21,680,709

Food & Staples Retailing (1.3%)
BJ’s Wholesale Club Holdings, Inc.*	8,200	390,156
Costco Wholesale Corp.	15,287	6,048,607
Walgreens Boots Alliance, Inc.	30,380	1,598,292
Walmart, Inc.	44,492	6,274,262
Zur Rose Group AG*	760	291,186

		14,602,503

Food Products (0.6%)
Bunge Ltd.	3,918	306,191
Darling Ingredients, Inc.*	9,114	615,195
Freshpet, Inc.*	2,254	367,312
Hotel Chocolat Group plc*	5,600	27,810

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Lamb Weston Holdings, Inc.	19,109	$1,541,332
Mondelez International, Inc., Class A	60,173	3,757,202

		6,615,042

Household Products (1.1%)
Clorox Co. (The)	4,900	881,559
Procter & Gamble Co. (The)	79,479	10,724,101

		11,605,660

Personal Products (0.3%)
Estee Lauder Cos., Inc. (The), Class A	10,486	3,335,387
Herbalife Nutrition Ltd.*	8,820	465,079

		3,800,466

Tobacco (0.3%)
Altria Group, Inc.	58,600	2,794,048

Total Consumer Staples		61,098,428

Energy (2.9%)
Energy Equipment & Services (0.3%)
Baker Hughes Co.	39,500	903,365
Halliburton Co.	40,300	931,736
Oceaneering International, Inc.*	21,600	336,312
Subsea 7 SA	73,200	702,742

		2,874,155

Oil, Gas & Consumable Fuels (2.6%)
Africa Oil Corp. (x)*	329,300	316,124
APA Corp.	26,400	571,032
Canadian Natural Resources Ltd.	61,300	2,225,315
Cheniere Energy, Inc.*	6,900	598,506
Chevron Corp.	6,500	680,810
DHT Holdings, Inc.	15,100	97,999
Euronav NV	9,800	91,103
Exxon Mobil Corp.	179,500	11,322,860
Harbour Energy plc*	68,195	355,640
Hess Corp.	34,900	3,047,468
Imperial Oil Ltd.	30,900	941,757
Kosmos Energy Ltd.*	98,100	339,426
Marathon Petroleum Corp.	5,600	338,352
MEG Energy Corp.*	263,000	1,903,122
Murphy Oil Corp.	29,100	677,448
Phillips 66	24,655	2,115,892
Range Resources Corp.*	17,700	296,652
Reliance Industries Ltd. (GDR)§	19,500	1,103,700
Valero Energy Corp.	19,700	1,538,176

		28,561,382

Total Energy		31,435,537

Financials (11.2%)
Banks (4.4%)
Bank of America Corp.	281,080	11,588,928
BNP Paribas SA	11,544	723,700
Citigroup, Inc.	32,155	2,274,966
Citizens Financial Group, Inc.	41,075	1,884,110
Comerica, Inc.	14,130	1,008,034
Eurobank Ergasias Services and Holdings SA*	999,578	1,007,462
First Horizon Corp.	36,839	636,578
JPMorgan Chase & Co.	43,521	6,769,256
M&T Bank Corp.	7,061	1,026,034
Natwest Group plc	89,682	252,084
Piraeus Financial Holdings SA*	163,593	289,031
PNC Financial Services Group, Inc. (The)	24,935	4,756,601
Signature Bank	2,921	717,544
Societe Generale SA	51,900	1,529,895
Standard Chartered plc	122,355	780,260
UniCredit SpA	61,178	721,791
Wells Fargo & Co.	265,373	12,018,743

		47,985,017

Capital Markets (2.5%)
Bank of New York Mellon Corp. (The)	140,365	7,190,899
BlackRock, Inc.	5,995	5,245,445
Cboe Global Markets, Inc.	9,178	1,092,641
Coinbase Global, Inc., Class A*	600	151,980
Goldman Sachs Group, Inc. (The)	6,089	2,310,958
Intercontinental Exchange, Inc.	7,324	869,359
Morgan Stanley	65,226	5,980,572
State Street Corp.	21,774	1,791,565
StepStone Group, Inc., Class A	23,485	807,884
Virtu Financial, Inc., Class A	46,945	1,297,090

		26,738,393

Consumer Finance (2.2%)
360 DigiTech, Inc. (ADR)*	9,038	378,150
Ally Financial, Inc.	9,839	490,376
American Express Co.	36,038	5,954,559
Capital One Financial Corp.	83,140	12,860,926
OneMain Holdings, Inc.	62,515	3,745,274

		23,429,285

Diversified Financial Services (0.7%)
Berkshire Hathaway, Inc., Class A*	4	1,674,404
Berkshire Hathaway, Inc., Class B*	18,272	5,078,154
Voya Financial, Inc.	20,736	1,275,264

		8,027,822

Insurance (1.4%)
AIA Group Ltd.	63,000	783,007
American International Group, Inc.	45,181	2,150,616
Arthur J Gallagher & Co.	12,654	1,772,572
Bright Health Group, Inc. (x)*	38,200	655,512
Fairfax Financial Holdings Ltd.	1,234	541,144
Hartford Financial Services Group, Inc. (The)	49,641	3,076,253
Travelers Cos., Inc. (The)	33,578	5,026,962
Willis Towers Watson plc	7,231	1,663,275

		15,669,341

Total Financials		121,849,858

Health Care (12.8%)
Biotechnology (1.5%)
Amgen, Inc.	25,938	6,322,388
Argenx SE (ADR)*	3,568	1,074,218
Biogen, Inc.*	900	311,643
Blueprint Medicines Corp.*	6,743	593,114

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Horizon Therapeutics plc*	41,235	$3,861,245
Regeneron Pharmaceuticals, Inc.*	6,659	3,719,318
Vertex Pharmaceuticals, Inc.*	1,691	340,956

		16,222,882

Health Care Equipment & Supplies (3.8%)
Abbott Laboratories	73,487	8,519,348
Boston Scientific Corp.*	192,980	8,251,825
Dexcom, Inc.*	5,348	2,283,596
Envista Holdings Corp.*	53,600	2,316,056
Intuitive Surgical, Inc.*	6,367	5,855,348
Nevro Corp.*	7,215	1,196,175
ResMed, Inc.	3,700	912,124
Siemens Healthineers AG (m)	48,865	2,994,425
Stryker Corp.	32,589	8,464,341

		40,793,238

Health Care Providers & Services (3.4%)
AmerisourceBergen Corp.	24,554	2,811,188
dentalcorp Holdings Ltd.*	21,100	280,176
Guardant Health, Inc.*	5,300	658,207
HCA Healthcare, Inc.	25,089	5,186,900
Humana, Inc.	13,328	5,900,572
LifeStance Health Group, Inc.*	31,600	880,376
Oak Street Health, Inc.*	15,309	896,648
Option Care Health, Inc.*	66,005	1,443,529
Surgery Partners, Inc.*	54,386	3,623,195
UnitedHealth Group, Inc.	39,151	15,677,627

		37,358,418

Health Care Technology (0.1%)
Health Catalyst, Inc.*	25,800	1,432,158

Life Sciences Tools & Services (1.0%)
Avantor, Inc.*	76,989	2,733,879
Thermo Fisher Scientific, Inc.	14,985	7,559,483

		10,293,362

Pharmaceuticals (3.0%)
AstraZeneca plc (ADR) (x)	54,297	3,252,390
Bristol-Myers Squibb Co.	105,735	7,065,213
Eli Lilly and Co.	34,408	7,897,324
Roche Holding AG	6,503	2,449,739
Royalty Pharma plc, Class A	58,842	2,411,934
UCB SA	26,836	2,805,321
Zoetis, Inc.	33,257	6,197,774

		32,079,695

Total Health Care		138,179,753

Industrials (10.1%)
Aerospace & Defense (2.5%)
Boeing Co. (The)*	30,903	7,403,123
General Dynamics Corp.	24,292	4,573,212
Lockheed Martin Corp.	8,533	3,228,461
Northrop Grumman Corp.	14,578	5,298,082
Raytheon Technologies Corp.	85,351	7,281,294

		27,784,172

Air Freight & Logistics (0.8%)
FedEx Corp.	21,472	6,405,742
United Parcel Service, Inc., Class B	12,100	2,516,437

		8,922,179

Airlines (0.1%)
Spirit Airlines, Inc.*	28,178	857,738

Commercial Services & Supplies (0.1%)
CoreCivic, Inc. (REIT)*	99,300	1,039,671

Construction & Engineering (0.5%)
AECOM*	70,161	4,442,595
Granite Construction, Inc.	22,591	938,204

		5,380,799

Electrical Equipment (1.5%)
Array Technologies, Inc.*	60,903	950,087
Emerson Electric Co.	1,000	96,240
FTC Solar, Inc. (x)*	21,600	287,496
Plug Power, Inc.*	14,400	492,336
Sensata Technologies Holding plc*	93,802	5,437,702
Shoals Technologies Group, Inc., Class A (x)*	14,300	507,650
Sunrun, Inc.*	160,617	8,959,216

		16,730,727

Industrial Conglomerates (0.9%)
3M Co.	8,867	1,761,252
General Electric Co.	503,997	6,783,800
Honeywell International, Inc.	5,629	1,234,721

		9,779,773

Machinery (1.3%)
Allison Transmission Holdings, Inc.	121,389	4,823,999
Caterpillar, Inc.	36,213	7,881,035
Flowserve Corp.	25,886	1,043,724

		13,748,758

Marine (0.3%)
Genco Shipping & Trading Ltd.	40,470	764,073
Golden Ocean Group Ltd. (x)	37,692	416,120
Star Bulk Carriers Corp.	80,042	1,836,964

		3,017,157

Professional Services (0.9%)
Dun & Bradstreet Holdings, Inc.*	44,463	950,174
Nielsen Holdings plc	343,477	8,473,578
Renrui Human Resources Technology Holdings Ltd.*	21,400	59,258

		9,483,010

Road & Rail (1.2%)
Lyft, Inc., Class A*	36,301	2,195,484
Norfolk Southern Corp.	16,493	4,377,407
Uber Technologies, Inc.*	103,551	5,189,976
Union Pacific Corp.	4,735	1,041,369

		12,804,236

Total Industrials		109,548,220

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Information Technology (25.1%)
Electronic Equipment, Instruments & Components (2.0%)
Corning, Inc.	13,300	$543,970
Flex Ltd.*	347,413	6,208,270
Hon Hai Precision Industry Co. Ltd.	269,000	1,081,310
Insight Enterprises, Inc.*	7,100	710,071
Jabil, Inc.	225,606	13,112,221

		21,655,842

IT Services (4.9%)
Capgemini SE	8,200	1,575,150
Cognizant Technology Solutions Corp., Class A	18,200	1,260,532
Dlocal Ltd.*	12,400	651,372
Fidelity National Information Services, Inc.	8,600	1,218,362
Fiserv, Inc.*	4,300	459,627
Genpact Ltd.	24,300	1,103,949
Global Payments, Inc.	11,490	2,154,835
GoDaddy, Inc., Class A*	10,800	939,168
LiveRamp Holdings, Inc.*	10,400	487,240
Mastercard, Inc., Class A	51,800	18,911,662
PayPal Holdings, Inc.*	34,500	10,056,060
Visa, Inc., Class A	53,800	12,579,516
Wix.com Ltd.*	5,000	1,451,400

		52,848,873

Semiconductors & Semiconductor Equipment (4.6%)
Advanced Micro Devices, Inc.*	3,800	356,934
Applied Materials, Inc.	26,600	3,787,840
Cirrus Logic, Inc.*	10,200	868,224
eMemory Technology, Inc.	12,000	574,966
Lam Research Corp.	4,924	3,204,047
Marvell Technology, Inc.	59,900	3,493,967
Micron Technology, Inc.*	61,900	5,260,262
NVIDIA Corp.	19,400	15,521,940
NXP Semiconductors NV	34,600	7,117,912
ON Semiconductor Corp.*	128,830	4,931,612
QUALCOMM, Inc.	18,300	2,615,619
Renesas Electronics Corp.*	37,900	409,721
Semtech Corp.*	7,000	481,600
SiTime Corp.*	3,000	379,770
Xilinx, Inc.	5,883	850,917

		49,855,331

Software (9.4%)
Adobe, Inc.*	4,200	2,459,688
Anaplan, Inc.*	41,400	2,206,620
Autodesk, Inc.*	17,000	4,962,300
Avalara, Inc.*	2,600	420,680
Ceridian HCM Holding, Inc.*	5,100	489,192
Cognyte Software Ltd.*	72,275	1,770,737
Coupa Software, Inc.*	1,700	445,587
Digital Turbine, Inc.*	2,600	197,678
Elastic NV*	6,200	903,712
Everbridge, Inc. (x)*	2,510	341,561
Intapp, Inc.*	300	8,400
Intuit, Inc.	4,100	2,009,697
Lightspeed POS, Inc.*	4,100	342,801
LivePerson, Inc.*	2,900	183,396
Microsoft Corp.	235,600	63,824,040
Momentive Global, Inc.*	211,200	4,449,984
salesforce.com, Inc.*	32,600	7,963,202
SentinelOne, Inc., Class A*	4,800	204,000
ServiceNow, Inc.*	2,400	1,318,920
Verint Systems, Inc.*	19,900	896,893
Workday, Inc., Class A*	10,700	2,554,518
Workiva, Inc.*	1,600	178,128
Yext, Inc.*	147,200	2,103,488
Zendesk, Inc.*	8,700	1,255,758

		101,490,980

Technology Hardware, Storage & Peripherals (4.2%)
Apple, Inc.	320,600	43,909,376
HP, Inc.	44,200	1,334,398
Western Digital Corp.*	10,600	754,402

		45,998,176

Total Information Technology		271,849,202

Materials (2.6%)
Chemicals (1.3%)
Air Products and Chemicals, Inc.	4,542	1,306,643
Albemarle Corp.	4,670	786,708
Amyris, Inc. (x)*	34,357	562,424
Balchem Corp.	4,440	582,794
Ecolab, Inc.	7,331	1,509,966
FMC Corp.	7,800	843,960
Innospec, Inc.	8,260	748,439
Linde plc	10,408	3,008,953
LyondellBasell Industries NV, Class A	9,600	987,552
Olin Corp.	54,400	2,516,544
Sherwin-Williams Co. (The)	4,221	1,150,011

		14,003,994

Construction Materials (0.4%)
Martin Marietta Materials, Inc.	4,493	1,580,682
Summit Materials, Inc., Class A*	40,809	1,422,194
Vulcan Materials Co.	7,470	1,300,303

		4,303,179

Containers & Packaging (0.2%)
Crown Holdings, Inc.	18,989	1,940,866

Metals & Mining (0.7%)
Commercial Metals Co.	29,590	909,005
First Quantum Minerals Ltd.	102,200	2,355,481
Freeport-McMoRan, Inc.	74,584	2,767,812
Newmont Corp.	32,542	2,062,512

		8,094,810

Total Materials		28,342,849

Real Estate (2.6%)
Equity Real Estate Investment Trusts (REITs) (2.4%)
Alexandria Real Estate Equities, Inc. (REIT)	7,664	1,394,388
American Tower Corp. (REIT)	15,657	4,229,582
Corporate Office Properties Trust (REIT)	9,383	262,630
CubeSmart (REIT)	38,028	1,761,457
Digital Realty Trust, Inc. (REIT)	10,881	1,637,155
Douglas Emmett, Inc. (REIT) (x)	14,581	490,213

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Equinix, Inc. (REIT)	900	$722,340
Equity LifeStyle Properties, Inc. (REIT)	23,800	1,768,578
Invitation Homes, Inc. (REIT)	48,718	1,816,694
Kilroy Realty Corp. (REIT)	13,250	922,730
Lexington Realty Trust (REIT)	74,342	888,387
Mid-America Apartment Communities, Inc. (REIT)	13,409	2,258,344
Prologis, Inc. (REIT)	29,943	3,579,087
SBA Communications Corp. (REIT)	3,375	1,075,613
Ventas, Inc. (REIT)	18,213	1,039,962
VICI Properties, Inc. (REIT)	10,002	310,262
Welltower, Inc. (REIT)	9,800	814,380
Weyerhaeuser Co. (REIT)	11,025	379,481

		25,351,283

Real Estate Management & Development (0.2%)
Cushman & Wakefield plc (x)*	105,596	1,844,762
Jones Lang LaSalle, Inc.*	3,164	618,435

		2,463,197

Total Real Estate		27,814,480

Utilities (2.4%)
Electric Utilities (1.7%)
American Electric Power Co., Inc.	2,600	219,934
Edison International	34,100	1,971,662
Entergy Corp.	6,200	618,140
Evergy, Inc.	23,200	1,401,976
Exelon Corp.	60,700	2,689,617
FirstEnergy Corp.	45,500	1,693,055
NextEra Energy, Inc.	65,500	4,799,840
NRG Energy, Inc.	10,800	435,240
PG&E Corp.*	147,600	1,501,092
Southern Co. (The)	47,900	2,898,429

		18,228,985

Independent Power and Renewable Electricity Producers (0.1%)
AES Corp. (The)	49,800	1,298,286

Multi-Utilities (0.6%)
CenterPoint Energy, Inc.	55,200	1,353,504
Dominion Energy, Inc.	28,960	2,130,587
NiSource, Inc.	33,800	828,100
Sempra Energy	17,400	2,305,152

		6,617,343

Total Utilities		26,144,614

Total Common Stocks (98.4%) (Cost $729,340,284)		1,066,807,874

EXCHANGE TRADED FUND (ETF):
Equity (0.9%)
iShares Core S&P 500 ETF	23,000	9,888,160

Total Exchange Traded Fund (0.9%) (Cost $9,894,009)		9,888,160

MASTER LIMITED PARTNERSHIPS:
Energy (0.1%)
Oil, Gas & Consumable Fuels (0.1%)
Enterprise Products Partners LP	6,400	154,432
Magellan Midstream Partners LP	15,300	748,323

Total Master Limited Partnerships (0.1%) (Cost $776,099)		902,755

SHORT-TERM INVESTMENTS:
Investment Company (0.2%)
BlackRock Liquidity FedFund, Institutional Shares (xx)	2,000,000	2,000,000

	Principal Amount	Value (Note 1)
Repurchase Agreements (0.2%)
Citigroup Global Markets, Inc., 0.07%, dated 6/30/21, due 7/1/21, repurchase price $1,832,210, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-5.000%, maturing 4/30/22-2/15/42; total market value $1,868,850. (xx)	$1,832,206	1,832,206
HSBC Bank plc, 0.10%, dated 6/30/21, due 7/1/21, repurchase price $200,001, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-6.125%, maturing 7/15/21-2/15/50; total market value $204,082. (xx)	200,000	200,000
HSBC Bank plc, 0.10%, dated 6/30/21, due 7/1/21, repurchase price $200,001, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-6.125%, maturing 7/15/21-2/15/50; total market value $204,082. (xx)	200,000	200,000

Total Repurchase Agreements		2,232,206

Total Short-Term Investments (0.4%) (Cost $4,232,206)		4,232,206

Total Investments in Securities (99.8%) (Cost $744,242,598)		1,081,830,995
Other Assets Less Liabilities (0.2%)		1,837,255

Net Assets (100%)		$1,083,668,250

*	Non-income producing.
§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At June 30, 2021, the market value

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

of these securities amounted to $1,103,700 or 0.1% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.
(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At June 30, 2021, the market value of these securities amounted to $4,758,695 or 0.4% of net assets.

(x)	All or a portion of security is on loan at June 30, 2021.
(xx)

At June 30, 2021, the Portfolio had loaned securities with a total value of $6,710,337. This was collateralized by $2,707,098 of various U.S. Government Treasury Securities, ranging from 0.000% - 8.000%, maturing 7/8/21 - 2/15/51 and by cash of $4,232,206 which was subsequently invested in an investment company and joint repurchase agreements as detailed in the Notes to the Financial Statements.

Glossary:

ADR	— American Depositary Receipt
GDR	— Global Depositary Receipt

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2021:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$115,242,933	$1,621,936	$—	$116,864,869
Consumer Discretionary	126,597,896	7,082,168	—	133,680,064
Consumer Staples	58,786,901	2,311,527	—	61,098,428
Energy	29,182,352	2,253,185	—	31,435,537
Financials	115,762,628	6,087,230	—	121,849,858
Health Care	129,930,268	8,249,485	—	138,179,753
Industrials	108,445,238	1,102,982	—	109,548,220
Information Technology	268,208,055	3,641,147	—	271,849,202
Materials	28,342,849	—	—	28,342,849
Real Estate	27,814,480	—	—	27,814,480
Utilities	26,144,614	—	—	26,144,614
Exchange Traded Funds	9,888,160	—	—	9,888,160
Master Limited Partnerships
Energy	902,755	—	—	902,755
Short-Term Investments
Investment Company	2,000,000	—	—	2,000,000
Repurchase Agreements	—	2,232,206	—	2,232,206

Total Assets	$1,047,249,129	$34,581,866	$—	$1,081,830,995

Total Liabilities	$—	$—	$—	$—

Total	$1,047,249,129	$34,581,866	$—	$1,081,830,995

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2021:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Forward Foreign Currency Contracts	Total
Foreign exchange contracts	$(846)	$(846)

Total	$(846)	$(846)

^ This Portfolio held forward foreign currency contracts for hedging.

The Portfolio held forward foreign currency contracts with an average settlement value of approximately $41,000 for one month during the six months ended June 30, 2021.

Investment security transactions for the six months ended June 30, 2021 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities (affiliated 8%)*	$283,352,412
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities (affiliated 6%)*	$308,508,125

*	During the six months ended June 30, 2021, the Portfolio engaged in purchases and sales of securities pursuant to Rule 17a-7 of the 1940 Act (amount is percentage of total Purchases and/or Sales).

As of June 30, 2021, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$341,343,016
Aggregate gross unrealized depreciation	(6,643,937)

Net unrealized appreciation	$334,699,079

Federal income tax cost of investments in securities and derivative instruments, if applicable	$747,131,916

For the six months ended June 30, 2021, the Portfolio incurred approximately $27,046 as brokerage commissions with National Financial Services LLC, an affiliated broker/dealer.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2021 (Unaudited)

ASSETS
Investments in Securities, at value (x)
Unaffiliated Issuers (Cost $742,010,392)	$1,079,598,789
Repurchase Agreements (Cost $2,232,206)	2,232,206
Cash	16,055,088
Foreign cash (Cost $171,167)	169,445
Receivable for securities sold	2,933,855
Dividends, interest and other receivables	534,347
Receivable for Portfolio shares sold	114,618
Securities lending income receivable	3,475
Other assets	11,460

Total assets	1,101,653,283

LIABILITIES
Payable for securities purchased	12,738,636
Payable for return of collateral on securities loaned	4,232,206
Investment management fees payable	439,270
Distribution fees payable – Class IB	219,480
Payable for Portfolio shares redeemed	177,232
Administrative fees payable	80,843
Accrued expenses	97,366

Total liabilities	17,985,033

NET ASSETS	$1,083,668,250

Net assets were comprised of:
Paid in capital	$666,758,735
Total distributable earnings (loss)	416,909,515

Net assets	$1,083,668,250

Class IB
Net asset value, offering and redemption price per share, $1,081,054,873 / 19,396,311 shares outstanding (unlimited amount authorized: $0.01 par value)	$55.74

Class K
Net asset value, offering and redemption price per share, $2,613,377 / 45,436 shares outstanding (unlimited amount authorized: $0.01 par value)	$57.52

(x)	Includes value of securities on loan of $6,710,337.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2021 (Unaudited)

INVESTMENT INCOME
Dividends (net of $72,788 foreign withholding tax)	$5,748,537
Securities lending (net)	20,973

Total income	5,769,510

EXPENSES
Investment management fees	2,687,743
Distribution fees – Class IB	1,266,442
Administrative fees	469,598
Custodian fees	58,644
Professional fees	44,802
Printing and mailing expenses	38,029
Trustees’ fees	12,701
Miscellaneous	10,873

Gross expenses	4,588,832
Less: Waiver from investment manager	(171,045)

Net expenses	4,417,787

NET INVESTMENT INCOME (LOSS)	1,351,723

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	57,925,907
Forward foreign currency contracts	(846)
Foreign currency transactions	(15,348)

Net realized gain (loss)	57,909,713

Change in unrealized appreciation (depreciation) on:
Investments in securities	88,956,208
Foreign currency translations	(19,728)

Net change in unrealized appreciation (depreciation)	88,936,480

NET REALIZED AND UNREALIZED GAIN (LOSS)	146,846,193

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$148,197,916

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31, 2020
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$1,351,723	$5,519,045
Net realized gain (loss)	57,909,713	57,573,336
Net change in unrealized appreciation (depreciation)	88,936,480	138,806,877

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	148,197,916	201,899,258

Distributions to shareholders:
Class IB	—	(39,785,684)
Class K	—	(96,052)

Total distributions to shareholders	—	(39,881,736)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 428,795 and 1,065,742 shares, respectively ]	22,538,759	43,108,043
Capital shares issued in reinvestment of dividends and distributions [ 0 and 857,672 shares, respectively ]	—	39,785,684
Capital shares repurchased [ (950,126) and (2,325,629) shares, respectively ]	(49,292,154)	(94,609,918)

Total Class IB transactions	(26,753,395)	(11,716,191)

Class K
Capital shares issued in reinvestment of dividends and distributions [ 0 and 2,009 shares, respectively ]	—	96,052
Capital shares repurchased [ (530) and (3,773) shares, respectively ]	(28,181)	(162,412)

Total Class K transactions	(28,181)	(66,360)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(26,781,576)	(11,782,551)

TOTAL INCREASE (DECREASE) IN NET ASSETS	121,416,340	150,234,971
NET ASSETS:
Beginning of period	962,251,910	812,016,939

End of period	$1,083,668,250	$962,251,910

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31,				October 22, 2018* to December 31, 2018
Class IB			2020		2019
Net asset value, beginning of period	$48.20		$39.87		$30.69		$34.69

Income (loss) from investment operations:
Net investment income (loss) (e)	0.07		0.28	##	0.32		0.07
Net realized and unrealized gain (loss)	7.47		10.14		9.21		(3.99)

Total from investment operations	7.54		10.42		9.53		(3.92)

Less distributions:
Dividends from net investment income	—		(0.30)		(0.35)		(0.08)
Distributions from net realized gains	—		(1.79)		—		—

Total dividends and distributions	—		(2.09)		(0.35)		(0.08)

Net asset value, end of period	$55.74		$48.20		$39.87		$30.69

Total return (b)	15.64%		26.32%		31.09%		(11.31)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,081,055		$959,968		$810,059		$655,008
Ratio of expenses to average net assets:
After waivers (a)(f)	0.87	%(j)	0.87	%(j)	0.87	%(j)	0.87	%(j)
Before waivers (a)(f)	0.90%		0.92%		0.94%		0.95%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	0.27%		0.68	%(aa)	0.90%		1.12	%(l)
Before waivers (a)(f)	0.23%		0.63	%(aa)	0.84%		1.03	%(l)
Portfolio turnover rate^	28	%(z)	88%		72%		88	%(z)

	Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31,				October 22, 2018* to December 31, 2018
Class K			2020		2019
Net asset value, beginning of period	$49.68		$41.02		$31.56		$35.67

Income (loss) from investment operations:
Net investment income (loss) (e)	0.14		0.39	##	0.41		0.09
Net realized and unrealized gain (loss)	7.70		10.46		9.49		(4.10)

Total from investment operations	7.84		10.85		9.90		(4.01)

Less distributions:
Dividends from net investment income	—		(0.40)		(0.44)		(0.10)
Distributions from net realized gains	—		(1.79)		—		—

Total dividends and distributions	—		(2.19)		(0.44)		(0.10)

Net asset value, end of period	$57.52		$49.68		$41.02		$31.56

Total return (b)	15.78%		26.64%		31.41%		(11.26)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$2,613		$2,283		$1,958		$4,373
Ratio of expenses to average net assets:
After waivers (a)(f)	0.62	%(j)	0.62	%(j)	0.62	%(j)	0.62	%(j)
Before waivers (a)(f)	0.65%		0.67%		0.69%		0.70%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	0.52%		0.93	%(aa)	1.13%		1.37	%(l)
Before waivers (a)(f)	0.48%		0.88	%(aa)	1.06%		1.28	%(l)
Portfolio turnover rate^	28	%(z)	88%		72%		88	%(z)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

##	Includes income resulting from a special dividend. Without this dividend, the per share income amounts would be $0.23 and $0.34 for Class IB and Class K respectively.
*	Commencement of Operations.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized. Certain non-recurring expenses incurred by the Portfolio are not annualized for periods less than one year.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers would be 0.87% for Class IB and 0.62% for Class K.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(z)	Portfolio turnover rate for periods less than one year is not annualized.
(aa)	Includes income resulting from a special dividend. Without this dividend, the ratios for each class would have been 0.13% lower.

See Notes to Financial Statements.

EQ/FIRST TRUST MODERATE GROWTH ALLOCATION PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2021	% of Net Assets
Exchange Traded Funds	96.7%
Repurchase Agreements	6.4
Investment Company	2.9
Cash and Other	(6.0)

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2021 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/21	Ending Account Value 6/30/21	Expenses Paid During Period* 1/1/21 - 6/30/21
Class IB
Actual	$1,000.00	$1,074.30	$5.82
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.18	5.67
Class K†
Actual	1,000.00	1,019.40	2.02
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.38	4.46

† Class K ceased operations after the close of business on March 23, 2021.

* Expenses are equal to the Portfolio’s Class IB and Class K shares annualized expense ratio of 1.13% and 0.89%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 for Class IB and the hypothetical example for all classes (to reflect the one-half year period) and multiplied by 82/365 for Class K (to reflect the actual number of days the Class was in operation in the period).

EQ ADVISORS TRUST

EQ/FIRST TRUST MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)

EXCHANGE TRADED FUNDS (ETF):
Equity (57.0%)
iShares Core MSCI EAFE ETF	112,841	$8,447,277
iShares Core S&P Mid-Cap ETF	31,345	8,423,342
iShares Russell 2000 ETF (x)	36,720	8,422,466
SPDR S&P 500 ETF Trust (x)	4,167	1,783,726
Vanguard S&P 500 ETF	36,709	14,445,726

Total Equity		41,522,537

Fixed Income (39.7%)
Vanguard Intermediate-Term Corporate Bond ETF	303,617	28,864,868

Total Exchange Traded Funds (96.7%) (Cost $57,365,316)		70,387,405

SHORT-TERM INVESTMENTS:
Investment Company (2.9%)
JPMorgan Prime Money Market Fund, IM Shares	2,094,002	2,095,049

	Principal Amount	Value (Note 1)
Repurchase Agreements (6.4%)
Citigroup Global Markets, Inc., 0.07%, dated 6/30/21, due 7/1/21, repurchase price $4,029,982, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-5.000%, maturing 4/30/22-2/15/42; total market value $4,110,574. (xx)	$4,029,974	4,029,974
HSBC Bank plc, 0.10%, dated 6/30/21, due 7/1/21, repurchase price $300,001, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-6.125%, maturing 7/15/21-2/15/50; total market value $306,123. (xx)	300,000	300,000
HSBC Bank plc, 0.10%, dated 6/30/21, due 7/1/21, repurchase price $300,001, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-6.125%, maturing 7/15/21-2/15/50; total market value $306,123. (xx)	300,000	300,000

Total Repurchase Agreements		4,629,974

Total Short-Term Investments (9.3%) (Cost $6,725,195)		6,725,023

Total Investments in Securities (106.0%) (Cost $64,090,511)		77,112,428
Other Assets Less Liabilities (-6.0%)		(4,333,989)

Net Assets (100%)		$72,778,439

(x)	All or a portion of security is on loan at June 30, 2021.
(xx)

At June 30, 2021, the Portfolio had loaned securities with a total value of $9,070,072. This was collateralized by $4,636,471 of various U.S. Government Treasury Securities, ranging from 0.000% - 3.875%, maturing 7/22/21 - 2/15/49 and by cash of $4,629,974 which was subsequently invested in joint repurchase agreements as detailed in the Notes to the Financial Statements.

Glossary:

USD	— United States Dollar

Futures contracts outstanding as of June 30, 2021 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 E-Mini Index	8	9/2021	USD	1,715,440	20,741

					20,741

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FIRST TRUST MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2021:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds	$70,387,405	$—	$—	$70,387,405
Futures	20,741	—	—	20,741
Short-Term Investments
Investment Company	2,095,049	—	—	2,095,049
Repurchase Agreements	—	4,629,974	—	4,629,974

Total Assets	$72,503,195	$4,629,974	$—	$77,133,169

Total Liabilities	$—	$—	$—	$—

Total	$72,503,195	$4,629,974	$—	$77,133,169

Fair Values of Derivative Instruments as of June 30, 2021:

	Statement of Assets and Liabilities
Derivatives Contracts^	Asset Derivatives	Fair Value
Equity contracts	Receivables, Net assets – Unrealized appreciation	$20,741	*

Total		$20,741

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2021:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$204,358	$204,358

Total	$204,358	$204,358

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$(55,311)	$(55,311)

Total	$(55,311)	$(55,311)

^ This Portfolio held futures contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

The Portfolio held futures contracts with an average notional balance of approximately $2,342,000 during the six months ended June 30, 2021.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FIRST TRUST MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

Investment security transactions for the six months ended June 30, 2021 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$24,276,104
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$22,226,912

As of June 30, 2021, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$11,759,178
Aggregate gross unrealized depreciation	(213)

Net unrealized appreciation	$11,758,965

Federal income tax cost of investments in securities and derivative instruments, if applicable	$65,374,204

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FIRST TRUST MODERATE GROWTH ALLOCATION PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2021 (Unaudited)

ASSETS
Investments in Securities, at value (x)
Unaffiliated Issuers (Cost $59,460,537)	$72,482,454
Repurchase Agreements (Cost $4,629,974)	4,629,974
Cash	300,639
Receivable for Portfolio shares sold	290,956
Due from broker for futures variation margin	99,439
Dividends, interest and other receivables	54,554
Securities lending income receivable	2,212
Other assets	2,991

Total assets	77,863,219

LIABILITIES
Payable for return of collateral on securities loaned	4,629,974
Payable for securities purchased	355,870
Investment management fees payable	37,689
Distribution fees payable – Class IB	14,575
Administrative fees payable	6,860
Payable for Portfolio shares redeemed	105
Accrued expenses	39,707

Total liabilities	5,084,780

NET ASSETS	$72,778,439

Net assets were comprised of:
Paid in capital	$60,649,875
Total distributable earnings (loss)	12,128,564

Net assets	$72,778,439

Class IB
Net asset value, offering and redemption price per share, $72,778,439 / 5,719,981 shares outstanding (unlimited amount authorized: $0.01 par value)	$12.72

(x)	Includes value of securities on loan of $9,070,072

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2021 (Unaudited)

INVESTMENT INCOME
Dividends	$536,541
Securities lending (net)	10,376

Total income	546,917

EXPENSES
Investment management fees	274,232
Distribution fees – Class IB	78,810
Administrative fees	40,846
Professional fees	26,814
Printing and mailing expenses	11,808
Custodian fees	4,376
Trustees’ fees	877
Miscellaneous	488

Gross expenses	438,251
Less: Waiver from investment manager	(56,813)

Net expenses	381,438

NET INVESTMENT INCOME (LOSS)	165,479

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	1,469,599
Net distributions of realized gain received from underlying funds	38,930
Futures contracts	204,358

Net realized gain (loss)	1,712,887

Change in unrealized appreciation (depreciation) on:
Investments in securities	2,968,327
Futures contracts	(55,311)

Net change in unrealized appreciation (depreciation)	2,913,016

NET REALIZED AND UNREALIZED GAIN (LOSS)	4,625,903

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$4,791,382

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FIRST TRUST MODERATE GROWTH ALLOCATION PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31, 2020
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$165,479	$511,279
Net realized gain (loss)	1,712,887	(2,720,496)
Net change in unrealized appreciation (depreciation)	2,913,016	7,978,843

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	4,791,382	5,769,626

Distributions to shareholders:
Class IB	—	(463,356)
Class K	—	(128,550)

Total distributions to shareholders	—	(591,906)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 1,220,903 and 2,587,647 shares, respectively ]	15,069,765	27,385,968
Capital shares issued in reinvestment of dividends and distributions [ 0 and 40,093 shares, respectively ]	—	463,356
Capital shares repurchased [ (172,697) and (121,117) shares, respectively ]	(2,108,014)	(1,262,486)

Total Class IB transactions	12,961,751	26,586,838

Class K (b)
Capital shares issued in reinvestment of dividends and distributions [ 0 and 11,112 shares, respectively ]	—	128,550
Capital shares repurchased [ (1,017,905) and 0 shares, respectively ]	(12,347,252)	—

Total Class K transactions	(12,347,252)	128,550

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	614,499	26,715,388

TOTAL INCREASE (DECREASE) IN NET ASSETS	5,405,881	31,893,108
NET ASSETS:
Beginning of period	67,372,558	35,479,450

End of period	$72,778,439	$67,372,558

(b) After the close of business on March 23, 2021, operations for Class K ceased and shares of seed capital were fully redeemed.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FIRST TRUST MODERATE GROWTH ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS

Class IB	Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31, 2020		February 1, 2019* to December 31, 2019
Net asset value, beginning of period	$11.84		$11.19		$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.03		0.11		0.20
Net realized and unrealized gain (loss)	0.85		0.64		1.16

Total from investment operations	0.88		0.75		1.36

Less distributions:
Dividends from net investment income	—		(0.10)		(0.12)
Distributions from net realized gains	—		—	#	(0.05)

Total dividends and distributions	—		(0.10)		(0.17)

Net asset value, end of period	$12.72		$11.84		$11.19

Total return (b)	7.43%		6.73%		13.55%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$72,778		$55,317		$24,218
Ratio of expenses to average net assets:
After waivers (a)(f)(x)	1.13	%(j)	1.13	%(j)	1.13	%(j)
Before waivers (a)(f)(x)	1.30%		1.35%		1.74%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)(x)	0.54%		0.99%		2.04	%(l)
Before waivers (a)(f)(x)	0.37%		0.76%		1.44	%(l)
Portfolio turnover rate^	34	%(z)	80%		40	%(z)

Class K	January 1, 2021to March 23, 2021‡ (Unaudited)		Year Ended December 31, 2020		February 1, 2019* to December 31, 2019
Net asset value, beginning of period	$11.84		$11.19		$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	—	#	0.12		0.20
Net realized and unrealized gain (loss)	0.23		0.65		1.18

Total from investment operations	0.23		0.77		1.38

Less distributions:
Dividends from net investment income	—		(0.12)		(0.14)
Distributions from net realized gains	—		—	#	(0.05)

Total dividends and distributions	—		(0.12)		(0.19)

Net asset value, end of period	$12.07		$11.84		$11.19

Total return (b)	1.94%		6.98%		13.80%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$—		$12,056		$11,262
Ratio of expenses to average net assets:
After waivers (a)(f)(x)	0.89	%(j)	0.88	%(j)	0.87	%(j)
Before waivers (a)(f)(x)	1.05%		1.11%		1.58%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)(x)	(0.15)%		1.15%		2.04	%(l)
Before waivers (a)(f)(x)	(0.31)%		0.92%		1.33	%(l)
Portfolio turnover rate^	34	%(z)	80%		40	%(z)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FIRST TRUST MODERATE GROWTH ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

*	Commencement of Operations.
#	Per share amount is less than $0.005.
‡	After the close of business on March 23, 2021 operations for Class K ceased and shares were fully redeemed. The shares are no longer operational, but are still registered.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized. Certain non-recurring expenses incurred by the Portfolio are not annualized for periods less than one year.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.20% for Class IB and 0.95% for Class K.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

EQ/FRANKLIN GROWTH ALLOCATION PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2021	Market Value	% of Net Assets
Exchange Traded Funds	55,884,921	99.6%
Repurchase Agreements	180,404	0.3
Investment Company	63,810	0.1
Cash and Other	(26,346)	0.0

		100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2021 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/21	Ending Account Value 6/30/21	Expenses Paid During Period* 1/1/21 - 6/30/21
Class IB
Actual	$1,000.00	$1,082.20	$5.81
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.21	5.64
Class K†
Actual	1,000.00	1,029.20	2.01
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.36	4.48

† Class K ceased operations after the close of business on March 22, 2021.

* Expenses are equal to the Portfolio’s Class IB and Class K shares annualized expense ratio of 1.13% and 0.89%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 for Class IB and the hypothetical example for all classes (to reflect the one-half year period) and multiplied by 81/365 for Class K (to reflect the actual number of days the Class was in operation in the period).

EQ ADVISORS TRUST

EQ/FRANKLIN GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)

EXCHANGE TRADED FUNDS (ETF):
Equity (65.0%)
iShares Core MSCI EAFE ETF	134,208	$10,046,811
iShares Core S&P 500 ETF	22,332	9,600,973
iShares Core S&P Mid-Cap ETF	8,339	2,240,939
iShares MSCI EAFE ETF	48,860	3,854,077
iShares Russell 2000 ETF (x)	4,933	1,131,482
SPDR S&P 500 ETF Trust	22,427	9,600,102

Total Equity		36,474,384

Fixed Income (34.6%)
Vanguard Intermediate-Term Corporate Bond ETF	204,171	19,410,537

Total Exchange Traded Funds (99.6%) (Cost $46,322,490)		55,884,921

SHORT-TERM INVESTMENTS:
Investment Company (0.1%)
JPMorgan Prime Money Market Fund, IM Shares	63,778	63,810

	Principal Amount	Value (Note 1)
Repurchase Agreements (0.3%)
Citigroup Global Markets, Inc., 0.07%, dated 6/30/21, due 7/1/21, repurchase price $144,804, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-5.000%, maturing 4/30/22-2/15/42; total market value $147,700. (xx)	$144,804	144,804

HSBC Bank plc, 0.10%, dated 6/30/21, due 7/1/21, repurchase price $16,872, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-6.125%, maturing 7/15/21-2/15/50; total market value $17,216. (xx)	16,872	16,872
HSBC Bank plc, 0.10%, dated 6/30/21, due 7/1/21, repurchase price $18,728, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-6.125%, maturing 7/15/21-2/15/50; total market value $19,110. (xx)	18,728	18,728

Total Repurchase Agreements		180,404

Total Short-Term Investments (0.4%) (Cost $244,214)		244,214

Total Investments in Securities (100.0%) (Cost $46,566,704)		56,129,135
Other Assets Less Liabilities (0.0%)		(26,346)

Net Assets (100%)		$56,102,789

(x)	All or a portion of security is on loan at June 30, 2021.
(xx)

At June 30, 2021, the Portfolio had loaned securities with a total value of $1,018,173. This was collateralized by $861,030 of various U.S. Government Treasury Securities, ranging from 0.000% - 3.875%, maturing 7/22/21 - 2/15/49 and by cash of $180,404 which was subsequently invested in joint repurchase agreements as detailed in the Notes to the Financial Statements.

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2021:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds	$55,884,921	$—	$—	$55,884,921
Short-Term Investments
Investment Company	63,810	—	—	63,810
Repurchase Agreements	—	180,404	—	180,404

Total Assets	$55,948,731	$180,404	$—	$56,129,135

Total Liabilities	$—	$—	$—	$—

Total	$55,948,731	$180,404	$—	$56,129,135

The Portfolio held no derivatives contracts during the six months ended June 30, 2021.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

Investment security transactions for the six months ended June 30, 2021 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$15,923,640
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$22,086,906

As of June 30, 2021, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$9,542,474
Aggregate gross unrealized depreciation	—

Net unrealized appreciation	$9,542,474

Federal income tax cost of investments in securities and derivative instruments, if applicable	$46,586,661

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN GROWTH ALLOCATION PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2021 (Unaudited)

ASSETS
Investments in Securities, at value (x)
Unaffiliated Issuers (Cost $46,386,300)	$55,948,731
Repurchase Agreements (Cost $180,404)	180,404
Cash	499,999
Cash held as collateral at broker for futures	24,585
Dividends, interest and other receivables	30,721
Securities lending income receivable	1,514
Due from broker for futures variation margin	3
Other assets	3,094

Total assets	56,689,051

LIABILITIES
Payable for securities purchased	318,504
Payable for return of collateral on securities loaned	180,404
Investment management fees payable	27,716
Distribution fees payable – Class IB	11,400
Administrative fees payable	5,366
Payable for Portfolio shares redeemed	3,385
Accrued expenses	39,487

Total liabilities	586,262

NET ASSETS	$56,102,789

Net assets were comprised of:
Paid in capital	$47,339,296
Total distributable earnings (loss)	8,763,493

Net assets	$56,102,789

Class IB
Net asset value, offering and redemption price per share, $56,102,789 / 4,583,254 shares outstanding (unlimited amount authorized: $0.01 par value)	$12.24

(x)	Includes value of securities on loan of $1,018,173.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2021 (Unaudited)

INVESTMENT INCOME
Dividends	$498,230
Interest	54
Securities lending (net)	6,152

Total income	504,436

EXPENSES
Investment management fees	224,068
Distribution fees – Class IB	63,502
Administrative fees	33,385
Professional fees	26,854
Printing and mailing expenses	11,474
Custodian fees	2,638
Trustees’ fees	737
Miscellaneous	313

Gross expenses	362,971
Less: Waiver from investment manager	(53,424)

Net expenses	309,547

NET INVESTMENT INCOME (LOSS)	194,889

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities	2,764,552
Net distributions of realized gain received from underlying funds	28,507

Net realized gain (loss)	2,793,059

Net change in unrealized appreciation (depreciation) on investments in securities	1,394,070

NET REALIZED AND UNREALIZED GAIN (LOSS)	4,187,129

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$4,382,018

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN GROWTH ALLOCATION PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31, 2020
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$194,889	$482,813
Net realized gain (loss)	2,793,059	(3,772,217)
Net change in unrealized appreciation (depreciation)	1,394,070	5,834,430

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	4,382,018	2,545,026

Distributions to shareholders:
Class IB	—	(424,732)
Class K	—	(131,268)

Total distributions to shareholders	—	(556,000)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 501,633 and 2,053,641 shares, respectively ]	5,950,828	21,357,575
Capital shares issued in reinvestment of dividends and distributions [ 0 and 38,478 shares, respectively ]	—	424,732
Capital shares repurchased [ (66,942) and (91,792) shares, respectively ]	(792,854)	(956,307)

Total Class IB transactions	5,157,974	20,826,000

Class K (b)
Capital shares issued in reinvestment of dividends and distributions [ 0 and 11,881 shares, respectively ]	—	131,268
Capital shares repurchased [ (1,017,925) and 0 shares, respectively ]	(11,850,184)	—

Total Class K transactions	(11,850,184)	131,268

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(6,692,210)	20,957,268

TOTAL INCREASE (DECREASE) IN NET ASSETS	(2,310,192)	22,946,294
NET ASSETS:
Beginning of period	58,412,981	35,466,687

End of period	$56,102,789	$58,412,981

(b) After the close of business on March 22, 2021, operations for Class K ceased and shares of seed capital were fully redeemed.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN GROWTH ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS

Class IB	Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31, 2020		February 1, 2019* to December 31, 2019
Net asset value, beginning of period	$11.31		$11.24		$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.05		0.11		0.22
Net realized and unrealized gain (loss)	0.88		0.06		1.18

Total from investment operations	0.93		0.17		1.40

Less distributions:
Dividends from net investment income	—		(0.10)		(0.13)
Distributions from net realized gains	—		—		(0.03)

Total dividends and distributions	—		(0.10)		(0.16)

Net asset value, end of period	$12.24		$11.31		$11.24

Total return (b)	8.22%		1.58%		13.98%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$56,103		$46,902		$24,154
Ratio of expenses to average net assets:
After waivers (a)(f)	1.13	%(j)	1.14	%(j)	1.14	%(j)
Before waivers (a)(f)	1.32%		1.37%		1.70%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)(x)	0.77%		1.01%		2.25	%(l)
Before waivers (a)(f)(x)	0.58%		0.78%		1.69	%(l)
Portfolio turnover rate^	29	%(z)	17%		24	%(z)

Class K	January 1, 2021 to March 22, 2021‡ (Unaudited)		Year Ended December 31, 2020		February 1, 2019* to December 31, 2019
Net asset value, beginning of period	$11.31		$11.24		$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	—	#	0.12		0.21
Net realized and unrealized gain (loss)	0.33		0.08		1.21

Total from investment operations	0.33		0.20		1.42

Less distributions:
Dividends from net investment income	—		(0.13)		(0.15)
Distributions from net realized gains	—		—		(0.03)

Total dividends and distributions	—		(0.13)		(0.18)

Net asset value, end of period	$11.64		$11.31		$11.24

Total return (b)	2.92%		1.81%		14.22%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$—		$11,511		$11,312
Ratio of expenses to average net assets:
After waivers (a)(f)	0.89	%(j)	0.89	%(j)	0.88	%(j)
Before waivers (a)(f)	1.06%		1.12%		1.59%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)(x)	(0.08)%		1.17%		2.15	%(l)
Before waivers (a)(f)(x)	(0.25)%		0.94%		1.45	%(l)
Portfolio turnover rate^	29	%(z)	17%		24	%(z)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN GROWTH ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

*	Commencement of Operations.
#	Per share amount is less than $0.005.
‡	After the close of business on March 22, 2021 operations for Class K ceased and shares were fully redeemed. The shares are no longer operational, but are still registered.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized. Certain non-recurring expenses incurred by the Portfolio are not annualized for periods less than one year.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.20% for Class IB and 0.95% for Class K.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

EQ/FRANKLIN MODERATE ALLOCATION PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2021	% of Net Assets
U.S. Treasury Obligations	43.9%
Exchange Traded Funds	32.6
Repurchase Agreements	6.1
Information Technology	6.1
Health Care	2.9
Consumer Discretionary	2.7
Financials	2.5
Communication Services	2.5
Industrials	1.9
Consumer Staples	1.3
Investment Company	0.9
Energy	0.6
Materials	0.6
Real Estate	0.6
Utilities	0.5
Cash and Other	(5.7)

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2021 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/21	Ending Account Value 6/30/21	Expenses Paid During Period* 1/1/21 - 6/30/21
Class IB
Actual	$1,000.00	$1,060.80	$5.99
Hypothetical (5% average annual return before expenses)	1,000.00	1,018.98	5.87

* Expenses are equal to the Portfolio’s Class IB shares annualized expense ratio of 1.17%, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

EQ/FRANKLIN MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (2.5%)
Diversified Telecommunication Services (0.3%)
AT&T, Inc.	10,121	$291,282
Lumen Technologies, Inc.	1,393	18,931
Verizon Communications, Inc.	5,880	329,457

		639,670

Entertainment (0.4%)
Activision Blizzard, Inc.	1,100	104,984
Electronic Arts, Inc.	405	58,251
Live Nation Entertainment, Inc.*	200	17,518
Netflix, Inc.*	629	332,244
Take-Two Interactive Software, Inc.*	166	29,385
Walt Disney Co. (The)*	2,575	452,608

		994,990

Interactive Media & Services (1.4%)
Alphabet, Inc., Class A*	427	1,042,645
Alphabet, Inc., Class C*	410	1,027,591
Facebook, Inc., Class A*	3,417	1,188,125
Twitter, Inc.*	1,132	77,893

		3,336,254

Media (0.3%)
Charter Communications, Inc., Class A*	198	142,847
Comcast Corp., Class A	6,466	368,691
Discovery, Inc., Class A (x)*	275	8,437
Discovery, Inc., Class C*	441	12,780
DISH Network Corp., Class A*	337	14,087
Fox Corp., Class A	451	16,746
Fox Corp., Class B	283	9,961
Interpublic Group of Cos., Inc. (The)	474	15,400
News Corp., Class A	628	16,184
News Corp., Class B	75	1,826
Omnicom Group, Inc.	315	25,197
ViacomCBS, Inc.	860	38,872

		671,028

Wireless Telecommunication Services (0.1%)
T-Mobile US, Inc.*	828	119,919

Total Communication Services		5,761,861

Consumer Discretionary (2.7%)
Auto Components (0.0%)
Aptiv plc*	390	61,359
BorgWarner, Inc.	361	17,523

		78,882

Automobiles (0.4%)
Ford Motor Co.*	5,688	84,524
General Motors Co.*	1,797	106,328
Tesla, Inc.*	1,091	741,553

		932,405

Distributors (0.0%)
Genuine Parts Co.	210	26,559
LKQ Corp.*	405	19,934
Pool Corp.	60	27,519

		74,012

Hotels, Restaurants & Leisure (0.5%)
Booking Holdings, Inc.*	58	126,909
Caesars Entertainment, Inc.*	311	32,266
Carnival Corp.*	1,196	31,527
Chipotle Mexican Grill, Inc.*	40	62,014
Darden Restaurants, Inc.	172	25,110
Domino’s Pizza, Inc.	56	26,124
Expedia Group, Inc.*	181	29,632
Hilton Worldwide Holdings, Inc.*	381	45,956
Las Vegas Sands Corp.*	483	25,449
Marriott International, Inc., Class A*	391	53,379
McDonald’s Corp.	1,056	243,926
MGM Resorts International	602	25,675
Norwegian Cruise Line Holdings Ltd. (x)*	497	14,617
Penn National Gaming, Inc.*	222	16,981
Royal Caribbean Cruises Ltd.*	326	27,801
Starbucks Corp.	1,668	186,499
Wynn Resorts Ltd.*	138	16,877
Yum! Brands, Inc.	442	50,843

		1,041,585

Household Durables (0.1%)
DR Horton, Inc.	450	40,667
Garmin Ltd.	211	30,519
Leggett & Platt, Inc.	230	11,916
Lennar Corp., Class A	369	36,660
Mohawk Industries, Inc.*	77	14,799
Newell Brands, Inc.	439	12,059
NVR, Inc.*	5	24,866
PulteGroup, Inc.	408	22,265
Whirlpool Corp.	97	21,148

		214,899

Internet & Direct Marketing Retail (0.9%)
Amazon.com, Inc.*	608	2,091,617
eBay, Inc.	874	61,364
Etsy, Inc.*	185	38,080

		2,191,061

Leisure Products (0.0%)
Hasbro, Inc.	153	14,462

Multiline Retail (0.1%)
Dollar General Corp.	352	76,169
Dollar Tree, Inc.*	323	32,139
Target Corp.	711	171,877

		280,185

Specialty Retail (0.5%)
Advance Auto Parts, Inc.	97	19,899
AutoZone, Inc.*	31	46,259
Best Buy Co., Inc.	310	35,644
CarMax, Inc.*	239	30,867
Gap, Inc. (The)	337	11,340
Home Depot, Inc. (The)	1,530	487,902
L Brands, Inc.	322	23,203
Lowe’s Cos., Inc.	1,038	201,341
O’Reilly Automotive, Inc.*	97	54,922
Ross Stores, Inc.	501	62,124
TJX Cos., Inc. (The)	1,706	115,018

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Tractor Supply Co.	173	$32,188
Ulta Beauty, Inc.*	83	28,699

		1,149,406

Textiles, Apparel & Luxury Goods (0.2%)
Hanesbrands, Inc.	581	10,847
NIKE, Inc., Class B	1,803	278,546
PVH Corp.*	95	10,221
Ralph Lauren Corp.	58	6,833
Tapestry, Inc.*	390	16,957
Under Armour, Inc., Class A*	329	6,958
Under Armour, Inc., Class C*	340	6,314
VF Corp.	428	35,113

		371,789

Total Consumer Discretionary		6,348,686

Consumer Staples (1.3%)
Beverages (0.3%)
Brown-Forman Corp., Class B	272	20,384
Coca-Cola Co. (The)	5,507	297,984
Constellation Brands, Inc., Class A	250	58,473
Molson Coors Beverage Co., Class B*	221	11,865
Monster Beverage Corp.*	514	46,954
PepsiCo, Inc.	1,959	290,265

		725,925

Food & Staples Retailing (0.3%)
Costco Wholesale Corp.	628	248,481
Kroger Co. (The)	1,130	43,290
Sysco Corp.	742	57,691
Walgreens Boots Alliance, Inc.	1,017	53,504
Walmart, Inc.	1,968	277,527

		680,493

Food Products (0.2%)
Archer-Daniels-Midland Co.	798	48,359
Campbell Soup Co.	295	13,449
Conagra Brands, Inc.	735	26,739
General Mills, Inc.	858	52,278
Hershey Co. (The)	192	33,442
Hormel Foods Corp.	389	18,575
J M Smucker Co. (The)	163	21,120
Kellogg Co.	369	23,738
Kraft Heinz Co. (The)	941	38,374
Lamb Weston Holdings, Inc.	212	17,100
McCormick & Co., Inc. (Non-Voting)	359	31,707
Mondelez International, Inc., Class A	2,002	125,005
Tyson Foods, Inc., Class A	431	31,790

		481,676

Household Products (0.3%)
Church & Dwight Co., Inc.	318	27,100
Clorox Co. (The)	185	33,283
Colgate-Palmolive Co.	1,205	98,027
Kimberly-Clark Corp.	490	65,552
Procter & Gamble Co. (The)	3,503	472,660

		696,622

Personal Products (0.0%)
Estee Lauder Cos., Inc. (The), Class A	327	104,012

Tobacco (0.2%)
Altria Group, Inc.	2,641	125,923
Philip Morris International, Inc.	2,214	219,430

		345,353

Total Consumer Staples		3,034,081

Energy (0.6%)
Energy Equipment & Services (0.0%)
Baker Hughes Co.	1,045	23,899
Halliburton Co.	1,325	30,634
NOV, Inc.*	675	10,341
Schlumberger NV	1,879	60,147

		125,021

Oil, Gas & Consumable Fuels (0.6%)
APA Corp.	658	14,233
Cabot Oil & Gas Corp.	558	9,743
Chevron Corp.	2,776	290,758
ConocoPhillips	1,941	118,207
Devon Energy Corp.	858	25,045
Diamondback Energy, Inc.	255	23,942
EOG Resources, Inc.	798	66,585
Exxon Mobil Corp.	6,043	381,192
Hess Corp.	348	30,387
Kinder Morgan, Inc.	2,807	51,172
Marathon Oil Corp.	886	12,067
Marathon Petroleum Corp.	923	55,768
Occidental Petroleum Corp.	1,092	34,147
ONEOK, Inc.	642	35,721
Phillips 66	598	51,320
Pioneer Natural Resources Co.	301	48,918
Valero Energy Corp.	562	43,881
Williams Cos., Inc. (The)	1,634	43,383

		1,336,469

Total Energy		1,461,490

Financials (2.5%)
Banks (1.0%)
Bank of America Corp.	10,810	445,696
Citigroup, Inc.	2,968	209,986
Citizens Financial Group, Inc.	619	28,394
Comerica, Inc.	176	12,556
Fifth Third Bancorp	949	36,280
First Republic Bank	256	47,916
Huntington Bancshares, Inc.	1,532	21,862
JPMorgan Chase & Co.	4,340	675,044
KeyCorp	1,391	28,724
M&T Bank Corp.	191	27,754
People’s United Financial, Inc.	539	9,238
PNC Financial Services Group, Inc. (The)	604	115,219
Regions Financial Corp.	1,423	28,716
SVB Financial Group*	74	41,176
Truist Financial Corp.	1,911	106,060
US Bancorp	1,946	110,864
Wells Fargo & Co.	5,866	265,671
Zions Bancorp NA	199	10,519

		2,221,675

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Capital Markets (0.7%)
Ameriprise Financial, Inc.	161	$40,070
Bank of New York Mellon Corp. (The)	1,157	59,273
BlackRock, Inc.	203	177,619
Cboe Global Markets, Inc.	158	18,810
Charles Schwab Corp. (The)	2,127	154,867
CME Group, Inc.	511	108,680
Goldman Sachs Group, Inc. (The)	490	185,970
Intercontinental Exchange, Inc.	819	97,215
Invesco Ltd.	613	16,386
MarketAxess Holdings, Inc.	55	25,497
Moody’s Corp.	228	82,620
Morgan Stanley	2,138	196,033
MSCI, Inc.	112	59,705
Nasdaq, Inc.	170	29,886
Northern Trust Corp.	310	35,842
Raymond James Financial, Inc.	174	22,603
S&P Global, Inc.	342	140,374
State Street Corp.	523	43,032
T. Rowe Price Group, Inc.	327	64,736

		1,559,218

Consumer Finance (0.1%)
American Express Co.	927	153,168
Capital One Financial Corp.	653	101,013
Discover Financial Services	420	49,682
Synchrony Financial	806	39,107

		342,970

Diversified Financial Services (0.3%)
Berkshire Hathaway, Inc., Class B*	2,712	753,719

Insurance (0.4%)
Aflac, Inc.	868	46,577
Allstate Corp. (The)	411	53,611
American International Group, Inc.	1,238	58,929
Aon plc, Class A	327	78,074
Arthur J Gallagher & Co.	286	40,063
Assurant, Inc.	81	12,651
Chubb Ltd.	644	102,357
Cincinnati Financial Corp.	224	26,123
Everest Re Group Ltd.	57	14,364
Globe Life, Inc.	140	13,335
Hartford Financial Services Group, Inc. (The)	515	31,914
Lincoln National Corp.	220	13,825
Loews Corp.	334	18,253
Marsh & McLennan Cos., Inc.	722	101,571
MetLife, Inc.	1,078	64,518
Principal Financial Group, Inc.	324	20,473
Progressive Corp. (The)	841	82,595
Prudential Financial, Inc.	580	59,433
Travelers Cos., Inc. (The)	342	51,201
Unum Group	365	10,366
W R Berkley Corp.	221	16,449
Willis Towers Watson plc	183	42,094

		958,776

Total Financials		5,836,358

Health Care (2.9%)
Biotechnology (0.4%)
AbbVie, Inc.	2,503	281,938
Alexion Pharmaceuticals, Inc.*	323	59,338
Amgen, Inc.	816	198,900
Biogen, Inc.*	215	74,448
Gilead Sciences, Inc.	1,769	121,813
Incyte Corp.*	277	23,304
Regeneron Pharmaceuticals, Inc.*	151	84,340
Vertex Pharmaceuticals, Inc.*	372	75,007

		919,088

Health Care Equipment & Supplies (0.8%)
Abbott Laboratories	2,510	290,984
ABIOMED, Inc.*	68	21,223
Align Technology, Inc.*	104	63,544
Baxter International, Inc.	735	59,167
Becton Dickinson and Co.	411	99,951
Boston Scientific Corp.*	1,998	85,434
Cooper Cos., Inc. (The)	62	24,569
Danaher Corp.	899	241,256
Dentsply Sirona, Inc.	293	18,535
Dexcom, Inc.*	143	61,061
Edwards Lifesciences Corp.*	894	92,592
Hologic, Inc.*	391	26,088
IDEXX Laboratories, Inc.*	125	78,944
Intuitive Surgical, Inc.*	166	152,660
Medtronic plc	1,907	236,716
ResMed, Inc.	208	51,276
STERIS plc	129	26,613
Stryker Corp.	461	119,736
Teleflex, Inc.	70	28,125
West Pharmaceutical Services, Inc.	111	39,860
Zimmer Biomet Holdings, Inc.	301	48,407

		1,866,741

Health Care Providers & Services (0.6%)
AmerisourceBergen Corp.	214	24,501
Anthem, Inc.	346	132,103
Cardinal Health, Inc.	442	25,234
Centene Corp.*	830	60,532
Cigna Corp.	498	118,061
CVS Health Corp.	1,856	154,865
DaVita, Inc.*	119	14,331
HCA Healthcare, Inc.	379	78,354
Henry Schein, Inc.*	198	14,689
Humana, Inc.	182	80,575
Laboratory Corp. of America Holdings*	141	38,895
McKesson Corp.	232	44,368
Quest Diagnostics, Inc.	190	25,074
UnitedHealth Group, Inc.	1,341	536,990
Universal Health Services, Inc., Class B	105	15,375

		1,363,947

Health Care Technology (0.0%)
Cerner Corp.	443	34,625

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Life Sciences Tools & Services (0.3%)
Agilent Technologies, Inc.	411	$60,750
Bio-Rad Laboratories, Inc., Class A*	34	21,906
Charles River Laboratories International, Inc.*	70	25,894
Illumina, Inc.*	209	98,901
IQVIA Holdings, Inc.*	279	67,607
Mettler-Toledo International, Inc.*	31	42,945
PerkinElmer, Inc.	155	23,934
Thermo Fisher Scientific, Inc.	559	281,999
Waters Corp.*	92	31,796

		655,732

Pharmaceuticals (0.8%)
Bristol-Myers Squibb Co.	3,166	211,552
Catalent, Inc.*	253	27,354
Eli Lilly and Co.	1,129	259,128
Johnson & Johnson	3,731	614,645
Merck & Co., Inc.	3,584	278,728
Organon & Co.*	358	10,833
Perrigo Co. plc	238	10,912
Pfizer, Inc.	7,911	309,795
Viatris, Inc.	1,727	24,679
Zoetis, Inc.	671	125,048

		1,872,674

Total Health Care		6,712,807

Industrials (1.9%)
Aerospace & Defense (0.4%)
Boeing Co. (The)*	780	186,857
General Dynamics Corp.	339	63,820
Howmet Aerospace, Inc.*	554	19,096
Huntington Ingalls Industries, Inc.	52	10,959
L3Harris Technologies, Inc.	294	63,548
Lockheed Martin Corp.	354	133,936
Northrop Grumman Corp.	224	81,408
Raytheon Technologies Corp.	2,175	185,549
Teledyne Technologies, Inc.*	55	23,036
Textron, Inc.	300	20,631
TransDigm Group, Inc.*	74	47,900

		836,740

Air Freight & Logistics (0.1%)
CH Robinson Worldwide, Inc.	202	18,921
Expeditors International of Washington, Inc.	246	31,144
FedEx Corp.	345	102,924
United Parcel Service, Inc., Class B	1,022	212,545

		365,534

Airlines (0.1%)
Alaska Air Group, Inc.*	216	13,027
American Airlines Group, Inc.*	997	21,146
Delta Air Lines, Inc.*	818	35,387
Southwest Airlines Co.*	829	44,012
United Airlines Holdings, Inc.*	479	25,047

		138,619

Building Products (0.1%)
A O Smith Corp.	169	12,178
Allegion plc	131	18,248
Carrier Global Corp.	1,116	54,238
Fortune Brands Home & Security, Inc.	189	18,826
Johnson Controls International plc	1,046	71,787
Masco Corp.	383	22,563
Trane Technologies plc	324	59,661

		257,501

Commercial Services & Supplies (0.1%)
Cintas Corp.	127	48,514
Copart, Inc.*	306	40,340
Republic Services, Inc.	310	34,103
Rollins, Inc.	370	12,654
Waste Management, Inc.	554	77,621

		213,232

Construction & Engineering (0.0%)
Quanta Services, Inc.	171	15,487

Electrical Equipment (0.1%)
AMETEK, Inc.	311	41,519
Eaton Corp. plc	568	84,166
Emerson Electric Co.	859	82,670
Generac Holdings, Inc.*	96	39,855
Rockwell Automation, Inc.	162	46,335

		294,545

Industrial Conglomerates (0.3%)
3M Co.	820	162,877
General Electric Co.	12,441	167,456
Honeywell International, Inc.	992	217,595
Roper Technologies, Inc.	152	71,470

		619,398

Machinery (0.4%)
Caterpillar, Inc.	776	168,881
Cummins, Inc.	213	51,931
Deere & Co.	446	157,309
Dover Corp.	212	31,927
Fortive Corp.	441	30,755
IDEX Corp.	114	25,086
Illinois Tool Works, Inc.	410	91,660
Ingersoll Rand, Inc.*	480	23,429
Otis Worldwide Corp.	579	47,345
PACCAR, Inc.	504	44,982
Parker-Hannifin Corp.	182	55,894
Pentair plc	213	14,375
Snap-on, Inc.	77	17,204
Stanley Black & Decker, Inc.	232	47,558
Westinghouse Air Brake Technologies Corp.	237	19,505
Xylem, Inc.	261	31,309

		859,150

Professional Services (0.1%)
Equifax, Inc.	180	43,112
IHS Markit Ltd.	549	61,851
Jacobs Engineering Group, Inc.	186	24,816

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Leidos Holdings, Inc.	200	$20,220
Nielsen Holdings plc	569	14,037
Robert Half International, Inc.	127	11,299
Verisk Analytics, Inc.	214	37,390

		212,725

Road & Rail (0.2%)
CSX Corp.	3,270	104,901
JB Hunt Transport Services, Inc.	126	20,532
Kansas City Southern	122	34,571
Norfolk Southern Corp.	361	95,813
Old Dominion Freight Line, Inc.	131	33,248
Union Pacific Corp.	955	210,033

		499,098

Trading Companies & Distributors (0.0%)
Fastenal Co.	832	43,264
United Rentals, Inc.*	104	33,177
WW Grainger, Inc.	65	28,470

		104,911

Total Industrials		4,416,940

Information Technology (6.1%)
Communications Equipment (0.2%)
Arista Networks, Inc.*	81	29,347
Cisco Systems, Inc.	6,000	318,000
F5 Networks, Inc.*	76	14,186
Juniper Networks, Inc.	455	12,445
Motorola Solutions, Inc.	246	53,345

		427,323

Electronic Equipment, Instruments & Components (0.1%)
Amphenol Corp., Class A	846	57,875
CDW Corp.	182	31,786
Corning, Inc.	1,047	42,822
IPG Photonics Corp.*	62	13,068
Keysight Technologies, Inc.*	243	37,522
TE Connectivity Ltd.	466	63,008
Trimble, Inc.*	373	30,522
Zebra Technologies Corp., Class A*	78	41,300

		317,903

IT Services (1.1%)
Accenture plc, Class A	904	266,490
Akamai Technologies, Inc.*	240	27,984
Automatic Data Processing, Inc.	610	121,158
Broadridge Financial Solutions, Inc.	169	27,299
Cognizant Technology Solutions Corp., Class A	735	50,906
DXC Technology Co.*	278	10,825
Fidelity National Information Services, Inc.	882	124,953
Fiserv, Inc.*	843	90,108
FleetCor Technologies, Inc.*	122	31,240
Gartner, Inc.*	132	31,971
Global Payments, Inc.	417	78,204
International Business Machines Corp.	1,270	186,169
Jack Henry & Associates, Inc.	111	18,150
Mastercard, Inc., Class A	1,245	454,537
Paychex, Inc.	461	49,465
PayPal Holdings, Inc.*	1,665	485,314
VeriSign, Inc.*	148	33,698
Visa, Inc., Class A	2,410	563,506
Western Union Co. (The)	601	13,805

		2,665,782

Semiconductors & Semiconductor Equipment (1.3%)
Advanced Micro Devices, Inc.*	1,718	161,372
Analog Devices, Inc.	520	89,523
Applied Materials, Inc.	1,303	185,547
Broadcom, Inc.	579	276,090
Enphase Energy, Inc.*	201	36,910
Intel Corp.	5,764	323,591
KLA Corp.	219	71,002
Lam Research Corp.	203	132,092
Maxim Integrated Products, Inc.*	399	42,039
Microchip Technology, Inc.	363	54,355
Micron Technology, Inc.*	1,585	134,693
Monolithic Power Systems, Inc.	60	22,407
NVIDIA Corp.	881	704,888
NXP Semiconductors NV	387	79,614
Qorvo, Inc.*	169	33,065
QUALCOMM, Inc.	1,613	230,546
Skyworks Solutions, Inc.	245	46,979
Teradyne, Inc.	251	33,624
Texas Instruments, Inc.	1,306	251,144
Xilinx, Inc.	360	52,070

		2,961,551

Software (2.0%)
Adobe, Inc.*	681	398,821
ANSYS, Inc.*	127	44,077
Autodesk, Inc.*	311	90,781
Cadence Design Systems, Inc.*	389	53,223
Citrix Systems, Inc.	179	20,991
Fortinet, Inc.*	186	44,303
Intuit, Inc.	389	190,676
Microsoft Corp.	10,721	2,904,319
NortonLifeLock, Inc.	683	18,591
Oracle Corp.	2,632	204,875
Paycom Software, Inc.*	73	26,533
PTC, Inc.*	160	22,602
salesforce.com, Inc.*	1,302	318,040
ServiceNow, Inc.*	278	152,775
Synopsys, Inc.*	207	57,089
Tyler Technologies, Inc.*	58	26,237

		4,573,933

Technology Hardware, Storage & Peripherals (1.4%)
Apple, Inc.	22,424	3,071,191
Hewlett Packard Enterprise Co.	1,841	26,842
HP, Inc.	1,775	53,587
NetApp, Inc. (x)	318	26,019
Seagate Technology Holdings plc	299	26,291
Western Digital Corp.*	455	32,382

		3,236,312

Total Information Technology		14,182,804

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Materials (0.6%)
Chemicals (0.4%)
Air Products and Chemicals, Inc.	314	$90,331
Albemarle Corp.	149	25,101
Celanese Corp.	172	26,075
CF Industries Holdings, Inc.	289	14,869
Corteva, Inc.	1,006	44,616
Dow, Inc.	1,043	66,001
DuPont de Nemours, Inc.	786	60,844
Eastman Chemical Co.	212	24,751
Ecolab, Inc.	353	72,707
FMC Corp.	168	18,178
International Flavors & Fragrances, Inc.	354	52,888
Linde plc	742	214,512
LyondellBasell Industries NV, Class A	369	37,959
Mosaic Co. (The)	412	13,147
PPG Industries, Inc.	343	58,231
Sherwin-Williams Co. (The)	342	93,178

		913,388

Construction Materials (0.0%)
Martin Marietta Materials, Inc.	89	31,311
Vulcan Materials Co.	194	33,770

		65,081

Containers & Packaging (0.1%)
Amcor plc	2,317	26,553
Avery Dennison Corp.	126	26,490
Ball Corp.	478	38,727
International Paper Co.	575	35,253
Packaging Corp. of America	130	17,605
Sealed Air Corp.	240	14,220
Westrock Co.	332	17,669

		176,517

Metals & Mining (0.1%)
Freeport-McMoRan, Inc.	2,121	78,710
Newmont Corp.	1,118	70,859
Nucor Corp.	435	41,730

		191,299

Total Materials		1,346,285

Real Estate (0.6%)
Equity Real Estate Investment Trusts (REITs) (0.6%)
Alexandria Real Estate Equities, Inc. (REIT)	169	30,748
American Tower Corp. (REIT)	647	174,780
AvalonBay Communities, Inc. (REIT)	185	38,608
Boston Properties, Inc. (REIT)	214	24,522
Crown Castle International Corp. (REIT)	617	120,377
Digital Realty Trust, Inc. (REIT)	414	62,290
Duke Realty Corp. (REIT)	511	24,196
Equinix, Inc. (REIT)	128	102,733
Equity Residential (REIT)	468	36,036
Essex Property Trust, Inc. (REIT)	96	28,801
Extra Space Storage, Inc. (REIT)	193	31,617
Federal Realty Investment Trust (REIT)	112	13,123
Healthpeak Properties, Inc. (REIT)	672	22,371
Host Hotels & Resorts, Inc. (REIT)*	1,096	18,731
Iron Mountain, Inc. (REIT)	371	15,701
Kimco Realty Corp. (REIT)	691	14,407
Mid-America Apartment Communities, Inc. (REIT)	161	27,116
Prologis, Inc. (REIT)	1,058	126,463
Public Storage (REIT)	220	66,152
Realty Income Corp. (REIT)	532	35,506
Regency Centers Corp. (REIT)	247	15,825
SBA Communications Corp. (REIT)	156	49,717
Simon Property Group, Inc. (REIT)	445	58,064
UDR, Inc. (REIT)	374	18,318
Ventas, Inc. (REIT)	554	31,633
Vornado Realty Trust (REIT)	148	6,907
Welltower, Inc. (REIT)	559	46,453
Weyerhaeuser Co. (REIT)	1,103	37,965

		1,279,160

Real Estate Management & Development (0.0%)
CBRE Group, Inc., Class A*	479	41,065

Total Real Estate		1,320,225

Utilities (0.5%)
Electric Utilities (0.3%)
Alliant Energy Corp.	346	19,293
American Electric Power Co., Inc.	708	59,890
Duke Energy Corp.	1,082	106,815
Edison International	547	31,627
Entergy Corp.	298	29,711
Evergy, Inc.	358	21,634
Eversource Energy	500	40,120
Exelon Corp.	1,399	61,990
FirstEnergy Corp.	798	29,694
NextEra Energy, Inc.	2,764	202,546
NRG Energy, Inc.	345	13,903
Pinnacle West Capital Corp.	151	12,377
PPL Corp.	1,131	31,634
Southern Co. (The)	1,481	89,615
Xcel Energy, Inc.	766	50,464

		801,313

Gas Utilities (0.0%)
Atmos Energy Corp.	169	16,243

Independent Power and Renewable Electricity Producers (0.0%)
AES Corp. (The)	974	25,392

Multi-Utilities (0.2%)
Ameren Corp.	376	30,095
CenterPoint Energy, Inc.	842	20,646
CMS Energy Corp.	423	24,991
Consolidated Edison, Inc.	504	36,147
Dominion Energy, Inc.	1,126	82,840
DTE Energy Co.	276	35,770
NiSource, Inc.	533	13,058
Public Service Enterprise Group, Inc.	735	43,909

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Sempra Energy	432	$57,231
WEC Energy Group, Inc.	449	39,938

		384,625

Water Utilities (0.0%)
American Water Works Co., Inc.	259	39,920

Total Utilities		1,267,493

Total Common Stocks (22.2%)
(Cost $37,263,083)		51,689,030

EXCHANGE TRADED FUNDS (ETF):
Equity (32.6%)
iShares Core MSCI EAFE ETF	757,814	56,729,956
iShares Core S&P Mid-Cap ETF (x)	33,754	9,070,713
iShares Russell 2000 ETF (x)	41,987	9,630,558
SPDR S&P 500 ETF Trust (x)	550	235,433

Total Exchange Traded Funds (32.6%) (Cost $58,211,451)		75,666,660

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
U.S. Treasury Obligations (43.9%)
U.S. Treasury Notes 2.750%, 2/15/24	$6,495,000	6,897,498
2.125%, 2/29/24	5,740,000	6,005,357
2.375%, 8/15/24	10,860,000	11,498,235
2.250%, 11/15/24	4,990,000	5,275,764
2.250%, 11/15/25	8,900,000	9,472,647
2.875%, 11/30/25	2,845,000	3,105,488
0.500%, 2/28/26	2,105,000	2,074,080
0.750%, 3/31/26	5,200,000	5,179,147
1.625%, 5/15/26	6,887,000	7,142,105
2.250%, 2/15/27	15,890,000	16,993,561
2.375%, 5/15/27	16,185,000	17,434,801
0.750%, 1/31/28	3,235,000	3,151,904
2.750%, 2/15/28	7,085,000	7,812,945

Total U.S. Treasury Obligations		102,043,532

Total Long-Term Debt Securities (43.9%) (Cost $102,342,557)		102,043,532

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Company (0.9%)
BlackRock Liquidity FedFund, Institutional Shares (xx)	2,000,000	2,000,000

	Principal Amount	Value (Note 1)
Repurchase Agreements (6.1%)
Citigroup Global Markets, Inc., 0.07%, dated 6/30/21, due 7/1/21, repurchase price $3,161,676, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-5.000%, maturing 4/30/22-2/15/42; total market value $3,224,904. (xx)	$3,161,670	3,161,670
HSBC Bank plc, 0.10%, dated 6/30/21, due 7/1/21, repurchase price $5,000,014, collateralized by various U.S. Government Treasury Securities, ranging from 0.099%-6.125%, maturing 8/31/21-2/15/50; total market value $5,102,055. (xx)	5,000,000	5,000,000
HSBC Bank plc, 0.10%, dated 6/30/21, due 7/1/21, repurchase price $1,000,003, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-6.125%, maturing 7/15/21-2/15/50; total market value $1,020,411. (xx)	1,000,000	1,000,000
HSBC Bank plc, 0.10%, dated 6/30/21, due 7/1/21, repurchase price $1,100,003, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-6.125%, maturing 7/15/21-2/15/50; total market value $1,122,452. (xx)	1,100,000	1,100,000
Nomura Securities Co. Ltd., 0.04%, dated 6/30/21, due 7/1/21, repurchase price $3,990,004, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-1.625%, maturing 7/31/22-8/15/27; total market value $4,069,801. (xx)	3,990,000	3,990,000

Total Repurchase Agreements		14,251,670

Total Short-Term Investments (7.0%) (Cost $16,251,670)		16,251,670

Total Investments in Securities (105.7%) (Cost $214,068,761)		245,650,892
Other Assets Less Liabilities (-5.7%)		(13,162,121)

Net Assets (100%)		$232,488,771

*	Non-income producing.
(x)	All or a portion of security is on loan at June 30, 2021.
(xx)

At June 30, 2021, the Portfolio had loaned securities with a total value of $17,086,928. This was collateralized by $1,186,890 of various U.S. Government Treasury Securities, ranging from 0.000% - 3.875%, maturing 7/22/21 - 11/15/50 and by cash of $16,251,670 which was subsequently invested in an investment company and joint repurchase agreements as detailed in the Notes to the Financial Statements.

Glossary:

USD	— United States Dollar

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

Futures contracts outstanding as of June 30, 2021 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 E-Mini Index	1	9/2021	USD	214,430	2,596

					2,596

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2021:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$5,761,861	$—	$—	$5,761,861
Consumer Discretionary	6,348,686	—	—	6,348,686
Consumer Staples	3,034,081	—	—	3,034,081
Energy	1,461,490	—	—	1,461,490
Financials	5,836,358	—	—	5,836,358
Health Care	6,712,807	—	—	6,712,807
Industrials	4,416,940	—	—	4,416,940
Information Technology	14,182,804	—	—	14,182,804
Materials	1,346,285	—	—	1,346,285
Real Estate	1,320,225	—	—	1,320,225
Utilities	1,267,493	—	—	1,267,493
Exchange Traded Funds	75,666,660	—	—	75,666,660
Futures	2,596	—	—	2,596
Short-Term Investments
Investment Company	2,000,000	—	—	2,000,000
Repurchase Agreements	—	14,251,670	—	14,251,670
U.S. Treasury Obligations	—	102,043,532	—	102,043,532

Total Assets	$129,358,286	$116,295,202	$—	$245,653,488

Total Liabilities	$—	$—	$—	$—

Total	$129,358,286	$116,295,202	$—	$245,653,488

Fair Values of Derivative Instruments as of June 30, 2021:

	Statement of Assets and Liabilities
Derivatives Contracts^	Asset Derivatives	Fair Value
Equity contracts	Receivables, Net assets – Unrealized appreciation	$2,596	*

Total		$2,596

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2021:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$31,006	$31,006

Total	$31,006	$31,006

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$(3,115)	$(3,115)

Total	$(3,115)	$(3,115)

^ This Portfolio held futures contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

The Portfolio held futures contracts with an average notional balance of approximately $199,000 during the six months ended June 30, 2021.

Investment security transactions for the six months ended June 30, 2021 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$18,519,232
Long-term U.S. government debt securities	82,793,414

$101,312,646

Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$28,050,005
Long-term U.S. government debt securities	72,611,608

$100,661,613

As of June 30, 2021, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$32,967,810
Aggregate gross unrealized depreciation	(1,441,109)

Net unrealized appreciation	$31,526,701

Federal income tax cost of investments in securities and derivative instruments, if applicable	$214,126,787

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN MODERATE ALLOCATION PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2021 (Unaudited)

ASSETS
Investments in Securities, at value (x)
Unaffiliated Issuers (Cost $199,817,091)	$231,399,222
Repurchase Agreements (Cost $14,251,670)	14,251,670
Cash	2,734,698
Cash held as collateral at broker for futures	67,078
Dividends, interest and other receivables	576,396
Securities lending income receivable	2,918
Due from broker for futures variation margin	2,598
Other assets	2,540

Total assets	249,037,120

LIABILITIES
Payable for return of collateral on securities loaned	16,251,670
Investment management fees payable	144,804
Distribution fees payable – Class IB	47,783
Payable for Portfolio shares redeemed	30,636
Administrative fees payable	22,489
Accrued expenses	50,967

Total liabilities	16,548,349

NET ASSETS	$232,488,771

Net assets were comprised of:
Paid in capital	$205,456,199
Total distributable earnings (loss)	27,032,572

Net assets	$232,488,771

Class IB
Net asset value, offering and redemption price per share, $232,488,771 / 18,489,701 shares outstanding (unlimited amount authorized: $0.01 par value)	$12.57

(x)	Includes value of securities on loan of $17,086,928.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2021 (Unaudited)

INVESTMENT INCOME
Dividends (net of $136 foreign withholding tax)	$1,268,341
Interest	399,610
Securities lending (net)	11,238

Total income	1,679,189

EXPENSES
Investment management fees	899,029
Distribution fees – Class IB	280,946
Administrative fees	133,872
Professional fees	28,089
Printing and mailing expenses	15,796
Custodian fees	8,579
Trustees’ fees	2,857
Miscellaneous	2,329

Gross expenses	1,371,497
Less: Waiver from investment manager	(53,007)

Net expenses	1,318,490

NET INVESTMENT INCOME (LOSS)	360,699

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	6,941,183
Futures contracts	31,006

Net realized gain (loss)	6,972,189

Change in unrealized appreciation (depreciation) on:
Investments in securities	6,130,045
Futures contracts	(3,115)

Net change in unrealized appreciation (depreciation)	6,126,930

NET REALIZED AND UNREALIZED GAIN (LOSS)	13,099,119

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$13,459,818

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN MODERATE ALLOCATION PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31, 2020
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$360,699	$803,460
Net realized gain (loss)	6,972,189	(10,226,057)
Net change in unrealized appreciation (depreciation)	6,126,930	15,538,030

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	13,459,818	6,115,433

Distributions to shareholders:
Class IB	—	(1,995,265)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 364,102 and 1,290,575 shares, respectively ]	4,470,142	14,410,085
Capital shares issued in reinvestment of dividends and distributions [ 0 and 171,956 shares, respectively ]	—	1,995,265
Capital shares repurchased [ (374,606) and (830,393) shares, respectively ]	(4,592,721)	(9,252,072)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(122,579)	7,153,278

TOTAL INCREASE (DECREASE) IN NET ASSETS	13,337,239	11,273,446
NET ASSETS:
Beginning of period	219,151,532	207,878,086

End of period	$232,488,771	$219,151,532

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN MODERATE ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31,								February 22, 2016* to December 31, 2016
Class IB			2020		2019		2018		2017
Net asset value, beginning of period	$11.85		$11.63		$10.83		$11.67		$10.62		$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)	0.02		0.04		0.13		0.16		0.11		0.11
Net realized and unrealized gain (loss)	0.70		0.29		1.49		(0.85)		1.03		0.58

Total from investment operations	0.72		0.33		1.62		(0.69)		1.14		0.69

Less distributions:
Dividends from net investment income	—		(0.05)		(0.12)		(0.14)		(0.09)		(0.07)
Distributions from net realized gains	—		(0.06)		(0.70)		—		—		—
Return of capital	—		—		—		(0.01)		—		—

Total dividends and distributions	—		(0.11)		(0.82)		(0.15)		(0.09)		(0.07)

Net asset value, end of period	$12.57		$11.85		$11.63		$10.83		$11.67		$10.62

Total return (b)	6.08%		2.85%		14.98%		(5.96)%		10.74%		6.89%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$232,489		$219,152		$207,878		$162,945		$121,787		$51,581
Ratio of expenses to average net assets:
After waivers (a)(f)	1.17	%(j)	1.17	%(j)	1.14	%(j)	1.09	%(j)	1.11	%(k)	1.13	%(m)
Before waivers (a)(f)	1.22%		1.24%		1.23%		1.23%		1.26%		1.58%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	0.32%		0.39%		1.12%		1.38%		0.94%		1.16	%(l)
Before waivers (a)(f)	0.27%		0.33%		1.03%		1.24%		0.80%		0.71	%(l)
Portfolio turnover rate^	45	%(z)	77%		305%		506%		510%		400	%(z)

Class K	January 1, 2017 to November 20, 2017‡		February 22, 2016* to December 31, 2016
Net asset value, beginning of period	$10.62		$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)	0.07		0.11
Net realized and unrealized gain (loss)	0.92		0.60

Total from investment operations	0.99		0.71

Less distributions:
Dividends from net investment income	—	#	(0.09)

Net asset value, end of period	$11.61		$10.62

Total return (b)	9.33%		7.12%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$—		$10,603
Ratio of expenses to average net assets:
After waivers (a)(f)	0.87	%(k)	0.87	%(m)
Before waivers (a)(f)	1.02%		1.47%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	0.73%		1.20	%(l)
Before waivers (a)(f)	0.59%		0.61	%(l)
Portfolio turnover rate^	510%		400	%(z)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN MODERATE ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

*	Commencement of Operations.
‡	After the close of business on November 20, 2017 operations for Class K ceased and shares of seed capital were fully redeemed.
#	Per share amount is less than $0.005.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized. Certain non-recurring expenses incurred by the Portfolio are not annualized for periods less than one year.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.20% for Class IB.
(k)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.23% for Class IB and 0.98% for Class K.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(m)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.25% for Class IB and 1.00% for Class K.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

EQ/FRANKLIN RISING DIVIDENDS PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2021	% of Net Assets
Industrials	24.0%
Information Technology	22.2
Health Care	19.7
Consumer Discretionary	11.0
Materials	10.1
Consumer Staples	6.9
Financials	3.1
Energy	2.0
Cash and Other	1.0

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2021 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/21	Ending Account Value 6/30/21	Expenses Paid During Period* 1/1/21 - 6/30/21
Class IB
Actual	$1,000.00	$1,127.30	$4.59
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.48	4.36

* Expenses are equal to the Portfolio’s Class IB shares annualized expense ratio of 0.87%, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

EQ/FRANKLIN RISING DIVIDENDS PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (11.0%)
Hotels, Restaurants & Leisure (1.7%)
McDonald’s Corp.	17,433	$4,026,849

Multiline Retail (3.0%)
Target Corp.	29,183	7,054,698

Specialty Retail (3.8%)
Lowe’s Cos., Inc.	26,400	5,120,808
Ross Stores, Inc.	32,428	4,021,072

		9,141,880

Textiles, Apparel & Luxury Goods (2.5%)
NIKE, Inc., Class B	38,701	5,978,918

Total Consumer Discretionary		26,202,345

Consumer Staples (6.9%)
Beverages (1.5%)
PepsiCo, Inc.	24,700	3,659,799

Food & Staples Retailing (1.4%)
Walmart, Inc.	23,412	3,301,560

Food Products (1.3%)
McCormick & Co., Inc. (Non-Voting)	34,602	3,056,049

Household Products (2.7%)
Colgate-Palmolive Co.	33,338	2,712,046
Procter & Gamble Co. (The)	26,835	3,620,847

		6,332,893

Total Consumer Staples		16,350,301

Energy (2.0%)
Oil, Gas & Consumable Fuels (2.0%)
Chevron Corp.	20,648	2,162,672
EOG Resources, Inc.	18,142	1,513,768
Exxon Mobil Corp.	17,883	1,128,060

Total Energy		4,804,500

Financials (3.1%)
Banks (1.3%)
JPMorgan Chase & Co.	19,700	3,064,138

Capital Markets (1.1%)
Nasdaq, Inc.	15,655	2,752,149

Insurance (0.7%)
Erie Indemnity Co., Class A	8,598	1,662,423

Total Financials		7,478,710

Health Care (19.7%)
Biotechnology (1.0%)
AbbVie, Inc.	20,839	2,347,305

Health Care Equipment & Supplies (13.6%)
Abbott Laboratories	42,021	4,871,494
Becton Dickinson and Co.	22,297	5,422,407
Medtronic plc	51,439	6,385,123
Stryker Corp.	33,519	8,705,890
West Pharmaceutical Services, Inc.	19,816	7,115,926

		32,500,840

Health Care Providers & Services (2.5%)
CVS Health Corp.	12,345	1,030,067
UnitedHealth Group, Inc.	12,450	4,985,478

		6,015,545

Pharmaceuticals (2.6%)
Johnson & Johnson	26,169	4,311,081
Pfizer, Inc.	45,399	1,777,825

		6,088,906

Total Health Care		46,952,596

Industrials (24.0%)
Aerospace & Defense (3.6%)
General Dynamics Corp.	15,311	2,882,449
Raytheon Technologies Corp.	68,251	5,822,493

		8,704,942

Air Freight & Logistics (2.2%)
United Parcel Service, Inc., Class B	24,895	5,177,413

Building Products (1.9%)
Johnson Controls International plc	64,701	4,440,429

Commercial Services & Supplies (1.8%)
Cintas Corp.	11,176	4,269,232

Electrical Equipment (0.6%)
nVent Electric plc	45,787	1,430,386

Industrial Conglomerates (8.2%)
Carlisle Cos., Inc.	10,044	1,922,221
Honeywell International, Inc.	28,413	6,232,391
Roper Technologies, Inc.	24,094	11,328,999

		19,483,611

Machinery (3.4%)
Donaldson Co., Inc.	25,121	1,595,937
Dover Corp.	25,527	3,844,366
Pentair plc	40,250	2,716,473

		8,156,776

Road & Rail (1.4%)
Norfolk Southern Corp.	12,200	3,238,002

Trading Companies & Distributors (0.9%)
WW Grainger, Inc.	5,204	2,279,352

Total Industrials		57,180,143

Information Technology (22.2%)
IT Services (6.4%)
Accenture plc, Class A	31,780	9,368,426
Visa, Inc., Class A	25,277	5,910,268

		15,278,694

Semiconductors & Semiconductor Equipment (6.9%)
Analog Devices, Inc.	47,133	8,114,417
Texas Instruments, Inc.	43,611	8,386,396

		16,500,813

Software (8.9%)
Microsoft Corp.	78,360	21,227,724

Total Information Technology		53,007,231

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN RISING DIVIDENDS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Materials (10.1%)
Chemicals (10.1%)
Air Products and Chemicals, Inc.	23,436	$6,742,069
Albemarle Corp.	31,640	5,330,074
Ecolab, Inc.	16,790	3,458,236
Linde plc	26,832	7,757,131
Sherwin-Williams Co. (The)	3,000	817,350

Total Materials		24,104,860

Total Investments in Securities (99.0%) (Cost $148,586,683)		236,080,686
Other Assets Less Liabilities (1.0%)		2,378,080

Net Assets (100%)		$238,458,766

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2021:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$26,202,345	$—	$—	$26,202,345
Consumer Staples	16,350,301	—	—	16,350,301
Energy	4,804,500	—	—	4,804,500
Financials	7,478,710	—	—	7,478,710
Health Care	46,952,596	—	—	46,952,596
Industrials	57,180,143	—	—	57,180,143
Information Technology	53,007,231	—	—	53,007,231
Materials	24,104,860	—	—	24,104,860

Total Assets	$236,080,686	$—	$—	$236,080,686

Total Liabilities	$—	$—	$—	$—

Total	$236,080,686	$—	$—	$236,080,686

The Portfolio held no derivatives contracts during the six months ended June 30, 2021.

Investment security transactions for the six months ended June 30, 2021 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$6,014,047
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$7,546,710

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN RISING DIVIDENDS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

As of June 30, 2021, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$88,603,317
Aggregate gross unrealized depreciation	(1,109,314)

Net unrealized appreciation	$87,494,003

Federal income tax cost of investments in securities and derivative instruments, if applicable	$148,586,683

For the six months ended June 30, 2021, the Portfolio incurred approximately $248 as brokerage commissions with Sanford C. Bernstein & Co., LLC, an affiliated broker/dealer.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN RISING DIVIDENDS PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2021 (Unaudited)

ASSETS
Investments in Securities, at value (Cost $148,586,683)	$236,080,686
Cash	2,256,668
Receivable for securities sold	328,351
Dividends, interest and other receivables	137,524
Receivable for Portfolio shares sold	37,224
Other assets	2,478

Total assets	238,842,931

LIABILITIES
Payable for Portfolio shares redeemed	172,604
Investment management fees payable	93,384
Distribution fees payable – Class IB	48,377
Administrative fees payable	17,777
Accrued expenses	52,023

Total liabilities	384,165

NET ASSETS	$238,458,766

Net assets were comprised of:
Paid in capital	$154,707,051
Total distributable earnings (loss)	83,751,715

Net assets	$238,458,766

Class IB
Net asset value, offering and redemption price per share, $238,458,766 / 5,739,939 shares outstanding (unlimited amount authorized: $0.01 par value)	$41.54

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2021 (Unaudited)

INVESTMENT INCOME
Dividends	$1,743,262
Interest	650
Securities lending (net)	9

Total income	1,743,921

EXPENSES
Investment management fees	666,472
Distribution fees – Class IB	277,695
Administrative fees	102,721
Professional fees	29,453
Printing and mailing expenses	16,061
Custodian fees	5,703
Trustees’ fees	2,809
Miscellaneous	1,414

Gross expenses	1,102,328
Less: Waiver from investment manager	(135,307)

Net expenses	967,021

NET INVESTMENT INCOME (LOSS)	776,900

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities	1,679,932
Net change in unrealized appreciation (depreciation) on investments in securities	24,612,809

NET REALIZED AND UNREALIZED GAIN (LOSS)	26,292,741

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$27,069,641

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN RISING DIVIDENDS PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31, 2020
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$776,900	$1,787,568
Net realized gain (loss)	1,679,932	(6,144,919)
Net change in unrealized appreciation (depreciation)	24,612,809	34,307,742

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	27,069,641	29,950,391

Distributions to shareholders:
Class IB	—	(1,769,977)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 309,967 and 731,081 shares, respectively ]	12,029,143	22,271,922
Capital shares issued in reinvestment of dividends and distributions [ 0 and 49,641 shares, respectively ]	—	1,769,977
Capital shares repurchased [ (368,602) and (864,424) shares, respectively ]	(14,300,255)	(26,733,674)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(2,271,112)	(2,691,775)

TOTAL INCREASE (DECREASE) IN NET ASSETS	24,798,529	25,488,639
NET ASSETS:
Beginning of period	213,660,237	188,171,598

End of period	$238,458,766	$213,660,237

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN RISING DIVIDENDS PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31,				October 22, 2018* to December 31, 2018
Class IB			2020		2019
Net asset value, beginning of period	$36.85		$31.99		$24.99		$27.02

Income (loss) from investment operations:
Net investment income (loss) (e)	0.13		0.31		0.32		0.07
Net realized and unrealized gain (loss)	4.56		4.86		7.11		(2.02)

Total from investment operations	4.69		5.17		7.43		(1.95)

Less distributions:
Dividends from net investment income	—		(0.31)		(0.33)		(0.08)
Distributions from net realized gains	—		—		(0.10)		—

Total dividends and distributions	—		(0.31)		(0.43)		(0.08)

Net asset value, end of period	$41.54		$36.85		$31.99		$24.99

Total return (b)	12.73%		16.19%		29.77%		(7.24)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$238,459		$213,660		$188,172		$136,618
Ratio of expenses to average net assets:
After waivers (a)(f)	0.87	%(j)	0.87	%(j)	0.87	%(j)	0.87	%(j)
Before waivers (a)(f)	0.99%		1.01%		1.03%		1.09%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	0.70%		0.96%		1.10%		1.38	%(l)
Before waivers (a)(f)	0.58%		0.83%		0.94%		1.16	%(l)
Portfolio turnover rate^	3	%(z)	10%		4%		5	%(z)
*	Commencement of Operations.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized. Certain non-recurring expenses incurred by the Portfolio are not annualized for periods less than one year.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers would be 0.87% for Class IB.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2021	% of Net Assets
Industrials	19.2%
Financials	16.8
Consumer Discretionary	11.5
Health Care	9.8
Information Technology	9.5
Investment Companies	8.6
Materials	7.8
Energy	5.0
Real Estate	3.1
Consumer Staples	2.3
Utilities	2.2
Repurchase Agreements	2.0
Communication Services	1.5
Cash and Other	0.7

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IA and Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2021 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/21	Ending Account Value 6/30/21	Expenses Paid During Period* 1/1/21 - 6/30/21
Class IA
Actual	$1,000.00	$1,188.00	$5.70
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.59	5.26
Class IB
Actual	1,000.00	1,188.30	5.70
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.59	5.26
Class K
Actual	1,000.00	1,189.80	4.35
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.83	4.01

* Expenses are equal to the Portfolio’s Class IA, Class IB and Class K shares annualized expense ratio of 1.05%, 1.05% and 0.80%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (1.5%)
Diversified Telecommunication Services (0.3%)
Anterix, Inc.*	579	$34,734
ATN International, Inc.	610	27,749
Bandwidth, Inc., Class A*	1,188	163,849
Cincinnati Bell, Inc.*	2,625	40,477
Cogent Communications Holdings, Inc.	2,218	170,542
Consolidated Communications Holdings, Inc.*	3,792	33,332
Globalstar, Inc. (x)*	31,574	56,202
IDT Corp., Class B*	956	35,334
Iridium Communications, Inc.*	6,216	248,578
Liberty Latin America Ltd., Class A*	2,230	30,907
Liberty Latin America Ltd., Class C*	8,038	113,336
Ooma, Inc.*	1,158	21,840
ORBCOMM, Inc.*	4,121	46,320
Radius Global Infrastructure, Inc. (x)*	2,288	33,176

		1,056,376

Entertainment (0.4%)
AMC Entertainment Holdings, Inc., Class A (x)*	21,185	1,200,766
Chicken Soup For The Soul Entertainment, Inc. (x)*	598	24,757
Cinemark Holdings, Inc.*	5,621	123,381
CuriosityStream, Inc. (x)*	1,353	18,455
Eros STX Global Corp.*	16,521	25,277
IMAX Corp.*	2,697	57,985
Liberty Media Corp.-Liberty Braves, Class A*	573	16,170
Liberty Media Corp.-Liberty Braves, Class C*	1,900	52,763
Lions Gate Entertainment Corp., Class A*	3,029	62,700
Lions Gate Entertainment Corp., Class B*	5,993	109,672
LiveXLive Media, Inc. (x)*	2,612	12,329
Madison Square Garden Entertainment Corp.*	983	82,543
Marcus Corp. (The)*	1,187	25,176

		1,811,974

Interactive Media & Services (0.2%)
Cargurus, Inc.*	4,831	126,717
Cars.com, Inc.*	3,770	54,024
Eventbrite, Inc., Class A*	3,904	74,176
EverQuote, Inc., Class A*	983	32,124
fuboTV, Inc. (x)*	6,839	219,600
Liberty TripAdvisor Holdings, Inc., Class A*	3,696	15,043
MediaAlpha, Inc., Class A*	995	41,890
QuinStreet, Inc.*	2,558	47,528
TrueCar, Inc.*	5,118	28,917
Yelp, Inc.*	3,770	150,649

		790,668

Media (0.5%)
Advantage Solutions, Inc.*	3,973	42,869
AMC Networks, Inc., Class A*	1,513	101,068
Boston Omaha Corp., Class A*	809	25,653
Cardlytics, Inc.*	1,669	211,846
Clear Channel Outdoor Holdings, Inc.*	18,889	49,867
comScore, Inc.*	4,160	20,800
Daily Journal Corp.*	71	24,034
Emerald Holding, Inc.*	1,399	7,541
Entercom Communications Corp.*	6,135	26,442
Entravision Communications Corp., Class A	3,088	20,628
EW Scripps Co. (The), Class A	3,093	63,066
Fluent, Inc.*	2,449	7,176
Gannett Co., Inc.*	7,118	39,078
Gray Television, Inc.	4,445	104,013
Hemisphere Media Group, Inc.*	983	11,599
iHeartMedia, Inc., Class A*	5,825	156,867
John Wiley & Sons, Inc., Class A	2,244	135,044
Loral Space & Communications, Inc.	728	28,283
Magnite, Inc.*	5,463	184,868
MDC Partners, Inc., Class A*	3,250	19,012
Meredith Corp.*	2,113	91,789
MSG Networks, Inc., Class A*	1,572	22,920
National CineMedia, Inc.	3,498	17,735
Scholastic Corp.	1,544	58,502
Sinclair Broadcast Group, Inc., Class A	2,359	78,366
TechTarget, Inc.*	1,327	102,829
TEGNA, Inc.	11,504	215,815
Thryv Holdings, Inc.*	336	12,019
WideOpenWest, Inc.*	2,726	56,455

		1,936,184

Wireless Telecommunication Services (0.1%)
Gogo, Inc. (x)*	2,796	31,819
Shenandoah Telecommunications Co.	2,514	121,954
Telephone and Data Systems, Inc.	5,256	119,101
United States Cellular Corp.*	795	28,866

		301,740

Total Communication Services		5,896,942

Consumer Discretionary (11.5%)
Auto Components (0.8%)
Adient plc*	4,927	222,700
American Axle & Manufacturing Holdings, Inc.*	5,866	60,713
Cooper-Standard Holdings, Inc.*	930	26,970
Dana, Inc.	7,561	179,649
Dorman Products, Inc.*	1,391	144,205
Fox Factory Holding Corp.*	2,197	341,985
Gentherm, Inc.*	1,730	122,917
Goodyear Tire & Rubber Co. (The)*	14,376	246,548
LCI Industries	9,715	1,276,745
Modine Manufacturing Co.*	2,822	46,817
Motorcar Parts of America, Inc.*	976	21,902
Patrick Industries, Inc.	1,182	86,286
Standard Motor Products, Inc.	1,088	47,165
Stoneridge, Inc.*	1,371	40,445

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Tenneco, Inc., Class A*	3,676	$71,020
Visteon Corp.*	1,444	174,637
XL Fleet Corp. (x)*	1,994	16,610
XPEL, Inc. (m)*	934	78,335

		3,205,649

Automobiles (0.4%)
Arcimoto, Inc. (x)*	1,424	24,479
Canoo, Inc. (x)*	4,150	41,251
Fisker, Inc. (x)*	8,255	159,156
Lordstown Motors Corp.*	5,832	64,502
Thor Industries, Inc.	10,138	1,145,594
Winnebago Industries, Inc.	1,699	115,464
Workhorse Group, Inc. (x)*	6,428	106,641

		1,657,087

Distributors (0.0%)
Core-Mark Holding Co., Inc.	2,323	104,558
Funko, Inc., Class A (x)*	1,386	29,494

		134,052

Diversified Consumer Services (0.3%)
2U, Inc.*	3,731	155,471
Adtalem Global Education, Inc.*	2,575	91,773
American Public Education, Inc.*	968	27,433
Carriage Services, Inc.	947	35,011
Coursera, Inc. (x)*	627	24,804
Graham Holdings Co., Class B	202	128,048
Houghton Mifflin Harcourt Co.*	6,612	72,997
Laureate Education, Inc., Class A*	5,498	79,776
OneSpaWorld Holdings Ltd. (x)*	2,707	26,231
Perdoceo Education Corp.*	3,798	46,601
Regis Corp.*	1,162	10,876
Strategic Education, Inc.	1,268	96,444
Stride, Inc.*	2,095	67,312
Vivint Smart Home, Inc.*	4,559	60,179
WW International, Inc.*	2,739	98,987

		1,021,943

Hotels, Restaurants & Leisure (4.1%)
Accel Entertainment, Inc.*	2,921	34,672
Bally’s Corp.*	1,698	91,879
Biglari Holdings, Inc., Class B*	42	6,698
BJ’s Restaurants, Inc.*	1,172	57,592
Bloomin’ Brands, Inc.*	4,608	125,061
Bluegreen Vacations Holding Corp.*	947	17,046
Brinker International, Inc.*	2,363	146,152
Carrols Restaurant Group, Inc.*	1,456	8,751
Century Casinos, Inc.*	1,416	19,017
Cheesecake Factory, Inc. (The)*	2,253	122,068
Chuy’s Holdings, Inc.*	1,066	39,719
Cracker Barrel Old Country Store, Inc.	1,234	183,200
Dalata Hotel Group plc*	257,728	1,171,980
Dave & Buster’s Entertainment, Inc.*	2,248	91,269
Del Taco Restaurants, Inc.	1,764	17,658
Denny’s Corp.*	192,029	3,166,558
Dine Brands Global, Inc.*	848	75,684
Drive Shack, Inc. (x)*	4,296	14,220
El Pollo Loco Holdings, Inc.*	991	18,125
ESC Co. (r)*	2,391	—
Everi Holdings, Inc.*	4,347	108,414
Fiesta Restaurant Group, Inc.*	766	10,287
Full House Resorts, Inc.*	1,701	16,908
GAN Ltd. (x)*	2,086	34,294
Golden Entertainment, Inc.*	880	39,424
Golden Nugget Online Gaming, Inc. (x)*	1,660	21,182
Hall of Fame Resort & Entertainment Co. (x)*	2,859	11,236
Hilton Grand Vacations, Inc.*	98,480	4,076,087
International Game Technology plc (x)*	5,201	124,616
Jack in the Box, Inc.	37,869	4,220,121
Kura Sushi USA, Inc., Class A*	202	7,678
Lindblad Expeditions Holdings, Inc.*	1,458	23,343
Monarch Casino & Resort, Inc.*	711	47,047
Nathan’s Famous, Inc.	161	11,482
NEOGAMES SA*	319	19,609
Noodles & Co.*	2,115	26,395
ONE Group Hospitality, Inc. (The)*	1,016	11,196
Papa John’s International, Inc.	1,721	179,741
PlayAGS, Inc.*	1,666	16,493
RCI Hospitality Holdings, Inc.	420	27,804
Red Robin Gourmet Burgers, Inc.*	826	27,349
Red Rock Resorts, Inc., Class A*	3,207	136,297
Rush Street Interactive, Inc. (x)*	2,721	33,359
Ruth’s Hospitality Group, Inc.*	1,793	41,293
Scientific Games Corp., Class A*	5,002	387,355
SeaWorld Entertainment, Inc.*	2,679	133,789
Shake Shack, Inc., Class A*	1,961	209,866
Target Hospitality Corp.*	1,297	4,812
Texas Roadhouse, Inc.	3,641	350,264
Wingstop, Inc.	1,552	244,642

		16,009,732

Household Durables (0.9%)
Aterian, Inc.*	1,029	15,054
Bassett Furniture Industries, Inc.	484	11,785
Beazer Homes USA, Inc.*	1,523	29,379
Casper Sleep, Inc. (x)*	1,598	13,168
Cavco Industries, Inc.*	480	106,651
Century Communities, Inc.	1,562	103,936
Ethan Allen Interiors, Inc.	1,172	32,347
Flexsteel Industries, Inc. (x)	345	13,935
GoPro, Inc., Class A*	6,629	77,228
Green Brick Partners, Inc.*	1,599	36,361
Hamilton Beach Brands Holding Co., Class A	367	8,173
Helen of Troy Ltd.*	1,272	290,169
Hooker Furniture Corp.	671	23,243
Hovnanian Enterprises, Inc., Class A (x)*	266	28,273
Installed Building Products, Inc.	1,250	152,950
iRobot Corp. (x)*	1,455	135,882
KB Home	4,665	189,959
La-Z-Boy, Inc.	2,443	90,489
Legacy Housing Corp.*	553	9,351
LGI Homes, Inc.*	1,154	186,879
Lifetime Brands, Inc.	653	9,775
Lovesac Co. (The)*	664	52,981

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
M.D.C. Holdings, Inc.	2,974	$150,484
M/I Homes, Inc.*	7,063	414,386
Meritage Homes Corp.*	1,950	183,456
Purple Innovation, Inc.*	2,612	68,983
Skyline Champion Corp.*	2,732	145,616
Sonos, Inc.*	6,254	220,328
Taylor Morrison Home Corp., Class A*	6,531	172,549
Tri Pointe Homes, Inc.*	6,117	131,087
Tupperware Brands Corp.*	2,580	61,275
Universal Electronics, Inc.*	693	33,611
VOXX International Corp.*	809	11,334
Vuzix Corp. (x)*	3,052	56,004

		3,267,081

Internet & Direct Marketing Retail (0.3%)
1-800-Flowers.com, Inc., Class A*	1,350	43,025
CarParts.com, Inc.*	2,464	50,167
Duluth Holdings, Inc., Class B (x)*	786	16,231
Groupon, Inc. (x)*	1,278	55,158
Lands’ End, Inc.*	640	26,272
Liquidity Services, Inc.*	1,456	37,055
Overstock.com, Inc. (x)*	2,236	206,159
PetMed Express, Inc. (x)	998	31,786
Porch Group, Inc.*	825	15,956
Quotient Technology, Inc.*	4,858	52,515
RealReal, Inc. (The)*	4,089	80,799
Revolve Group, Inc.*	1,868	128,705
Shutterstock, Inc.	1,219	119,669
Stamps.com, Inc.*	926	185,469
Stitch Fix, Inc., Class A*	3,073	185,302

		1,234,268

Leisure Products (1.1%)
Acushnet Holdings Corp.	1,783	88,080
American Outdoor Brands, Inc.*	733	25,758
AMMO, Inc. (x)*	3,428	33,560
BRP, Inc.	3,918	306,588
Brunswick Corp.	30,155	3,004,041
Callaway Golf Co.*	6,020	203,055
Clarus Corp.	1,308	33,616
Escalade, Inc.	448	10,282
Genius Brands International, Inc. (x)*	14,678	27,007
Johnson Outdoors, Inc., Class A	272	32,912
Latham Group, Inc. (x)*	1,207	38,576
Malibu Boats, Inc., Class A*	1,078	79,050
Marine Products Corp.	412	6,361
MasterCraft Boat Holdings, Inc.*	1,059	27,841
Nautilus, Inc.*	1,770	29,824
Smith & Wesson Brands, Inc.	2,766	95,980
Sturm Ruger & Co., Inc.	893	80,352
Vista Outdoor, Inc.*	3,040	140,691

		4,263,574

Multiline Retail (0.1%)
Big Lots, Inc.	1,806	119,214
Dillard’s, Inc., Class A (x)	327	59,148
Franchise Group, Inc.	1,474	51,988
Macy’s, Inc.*	16,340	309,806

		540,156

Specialty Retail (2.9%)
Aaron’s Co., Inc. (The)	1,783	57,038
Abercrombie & Fitch Co., Class A*	3,191	148,158
Academy Sports & Outdoors, Inc.*	3,216	132,628
American Eagle Outfitters, Inc.	7,916	297,088
America’s Car-Mart, Inc.*	318	45,067
Arko Corp. (x)*	1,068	9,815
Asbury Automotive Group, Inc.*	1,007	172,570
At Home Group, Inc.*	3,414	125,772
Barnes & Noble Education, Inc.*	1,999	14,413
Bed Bath & Beyond, Inc.*	56,479	1,880,186
Big 5 Sporting Goods Corp.	1,083	27,811
Blink Charging Co. (x)*	1,899	78,182
Boot Barn Holdings, Inc.*	1,494	125,571
Buckle, Inc. (The)	1,548	77,013
Caleres, Inc.	1,922	52,451
Camping World Holdings, Inc., Class A	2,220	90,998
CarLotz, Inc. (x)*	2,261	12,345
Cato Corp. (The), Class A	881	14,862
Chico’s FAS, Inc.*	5,802	38,177
Children’s Place, Inc. (The)*	5,013	466,510
Citi Trends, Inc.*	464	40,368
Conn’s, Inc.*	929	23,690
Container Store Group, Inc. (The)*	1,773	23,120
Designer Brands, Inc., Class A*	3,186	52,728
Dufry AG (Registered)*	37,246	2,205,978
Genesco, Inc.*	762	48,524
Group 1 Automotive, Inc.	18,708	2,889,076
GrowGeneration Corp. (x)*	2,814	135,353
Guess?, Inc.	2,122	56,021
Haverty Furniture Cos., Inc.	868	37,116
Hibbett, Inc.*	845	75,737
JOANN, Inc. (x)	603	9,497
Kirkland’s, Inc.*	729	16,680
Lazydays Holdings, Inc. (x)*	382	8,404
Lumber Liquidators Holdings, Inc.*	1,499	31,629
MarineMax, Inc.*	1,188	57,903
Monro, Inc.	1,726	109,618
Murphy USA, Inc.	1,310	174,715
National Vision Holdings, Inc.*	4,246	217,098
ODP Corp. (The)*	2,546	122,233
OneWater Marine, Inc., Class A	475	19,964
Party City Holdco, Inc.*	5,748	53,629
Rent-A-Center, Inc.	3,429	181,977
Sally Beauty Holdings, Inc.*	5,862	129,374
Shift Technologies, Inc. (x)*	3,228	27,696
Shoe Carnival, Inc.	490	35,079
Signet Jewelers Ltd.*	2,712	219,102
Sleep Number Corp.*	1,245	136,888
Sonic Automotive, Inc., Class A	1,138	50,914
Sportsman’s Warehouse Holdings, Inc.*	2,237	39,752
Tilly’s, Inc., Class A	1,147	18,329
TravelCenters of America, Inc.*	649	18,977
Urban Outfitters, Inc.*	3,568	147,073
Winmark Corp.	183	35,151
Zumiez, Inc.*	1,173	57,465

		11,373,513

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Textiles, Apparel & Luxury Goods (0.6%)
Carter’s, Inc.	9,185	$947,617
Crocs, Inc.*	3,360	391,507
Fossil Group, Inc.*	2,633	37,599
G-III Apparel Group Ltd.*	2,296	75,447
Kontoor Brands, Inc.	2,698	152,194
Movado Group, Inc.	809	25,459
Oxford Industries, Inc.	836	82,630
PLBY Group, Inc. (x)*	564	21,934
Rocky Brands, Inc.	317	17,625
Steven Madden Ltd.	4,267	186,724
Superior Group of Cos., Inc.	664	15,876
Unifi, Inc.*	649	15,810
Vera Bradley, Inc.*	1,302	16,132
Wolverine World Wide, Inc.	4,230	142,297

		2,128,851

Total Consumer Discretionary		44,835,906

Consumer Staples (2.3%)
Beverages (0.1%)
Celsius Holdings, Inc.*	2,385	181,474
Coca-Cola Consolidated, Inc.	252	101,337
Duckhorn Portfolio, Inc. (The) (x)*	1,050	23,163
MGP Ingredients, Inc.	737	49,851
National Beverage Corp.	1,222	57,715
NewAge, Inc. (x)*	6,455	14,395
Primo Water Corp.	8,180	136,851

		564,786

Food & Staples Retailing (0.5%)
Andersons, Inc. (The)	1,637	49,978
BJ’s Wholesale Club Holdings, Inc.*	18,503	880,373
Chefs’ Warehouse, Inc. (The)*	1,564	49,782
HF Foods Group, Inc. (x)*	1,470	7,776
Ingles Markets, Inc., Class A	730	42,537
MedAvail Holdings, Inc. (x)*	609	7,460
Natural Grocers by Vitamin Cottage, Inc.	543	5,832
Performance Food Group Co.*	6,863	332,787
PriceSmart, Inc.	1,218	110,850
Rite Aid Corp.*	2,859	46,602
SpartanNash Co.	1,862	35,955
Sprouts Farmers Market, Inc.*	6,174	153,424
United Natural Foods, Inc.*	2,902	107,316
Village Super Market, Inc., Class A	443	10,415
Weis Markets, Inc.	856	44,221

		1,885,308

Food Products (1.3%)
AppHarvest, Inc. (x)*	2,494	39,904
B&G Foods, Inc. (x)	3,332	109,290
Calavo Growers, Inc.	890	56,444
Cal-Maine Foods, Inc.	1,856	67,206
Fresh Del Monte Produce, Inc.	1,745	57,376
Glanbia plc (London Stock Exchange)	31,500	512,457
Glanbia plc (Turquoise Stock Exchange) (x)	182,463	2,961,907
Hostess Brands, Inc.*	6,814	110,319
J & J Snack Foods Corp.	767	133,772
John B Sanfilippo & Son, Inc.	475	42,071
Laird Superfood, Inc. (x)*	322	9,618
Lancaster Colony Corp.	988	191,188
Landec Corp.*	1,144	12,870
Limoneira Co.	691	12,127
Mission Produce, Inc.*	1,929	39,950
Sanderson Farms, Inc.	1,057	198,684
Seneca Foods Corp., Class A*	393	20,074
Simply Good Foods Co. (The)*	4,428	161,666
Tattooed Chef, Inc. (x)*	2,432	52,166
Tootsie Roll Industries, Inc. (x)	883	29,943
TreeHouse Foods, Inc.*	2,704	120,382
Utz Brands, Inc.	3,067	66,830
Vital Farms, Inc. (x)*	1,337	26,686
Whole Earth Brands, Inc. (x)*	1,944	28,188

		5,061,118

Household Products (0.1%)
Central Garden & Pet Co.*	495	26,200
Central Garden & Pet Co., Class A*	2,105	101,672
Energizer Holdings, Inc.	3,540	152,149
Oil-Dri Corp. of America	298	10,186
WD-40 Co.	711	182,222

		472,429

Personal Products (0.2%)
Beauty Health Co. (The) (x)*	2,414	40,555
BellRing Brands, Inc., Class A*	2,174	68,133
Edgewell Personal Care Co.	2,825	124,017
elf Beauty, Inc.*	2,375	64,458
Honest Co., Inc. (The) (x)*	1,291	20,901
Inter Parfums, Inc.	930	66,960
Medifast, Inc.	606	171,486
Nature’s Sunshine Products, Inc.	420	7,295
Nu Skin Enterprises, Inc., Class A	2,585	146,440
Revlon, Inc., Class A (x)*	477	6,125
USANA Health Sciences, Inc.*	646	66,170
Veru, Inc. (x)*	2,895	23,363

		805,903

Tobacco (0.1%)
22nd Century Group, Inc. (x)*	7,852	36,355
Turning Point Brands, Inc.	758	34,694
Universal Corp.	1,257	71,611
Vector Group Ltd.	7,471	105,640

		248,300

Total Consumer Staples		9,037,844

Energy (5.0%)
Energy Equipment & Services (1.2%)
Archrock, Inc.	7,014	62,495
Aspen Aerogels, Inc.*	1,110	33,211
Bristow Group, Inc.*	390	9,988
Cactus, Inc., Class A	2,748	100,907
ChampionX Corp.*	10,550	270,607
DMC Global, Inc.*	966	54,299
Dril-Quip, Inc.*	1,826	61,774
Frank’s International NV*	8,417	25,503
FTS International, Inc., Class A*	462	13,070
Helix Energy Solutions Group, Inc. (x)*	7,629	43,562
Helmerich & Payne, Inc.	5,477	178,714

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Hunting plc	185,277	$565,128
Liberty Oilfield Services, Inc., Class A*	4,335	61,384
Nabors Industries Ltd.*	358	40,898
National Energy Services Reunited Corp. (x)*	1,362	19,408
Natural Gas Services Group, Inc.*	30,184	310,291
Newpark Resources, Inc.*	4,532	15,681
NexTier Oilfield Solutions, Inc.*	133,623	636,045
Oceaneering International, Inc.*	5,180	80,653
Oil States International, Inc.*	2,883	22,631
Patterson-UTI Energy, Inc.	9,702	96,438
ProPetro Holding Corp.*	4,327	39,635
RPC, Inc.*	3,106	15,375
Select Energy Services, Inc., Class A*	3,441	20,784
Solaris Oilfield Infrastructure, Inc., Class A	1,417	13,802
TechnipFMC plc*	203,505	1,841,720
TETRA Technologies, Inc.*	6,382	27,698
Tidewater, Inc.*	2,316	27,908
US Silica Holdings, Inc.*	3,820	44,159

		4,733,768

Oil, Gas & Consumable Fuels (3.8%)
Aemetis, Inc. (x)*	1,207	13,482
Alto Ingredients, Inc. (x)*	3,719	22,723
Altus Midstream Co. (x)	170	11,477
Antero Resources Corp. (x)*	14,884	223,707
Arch Resources, Inc.*	824	46,951
Berry Corp.	3,528	23,708
Bonanza Creek Energy, Inc.	1,605	75,547
Brigham Minerals, Inc., Class A	2,172	46,242
California Resources Corp.*	4,373	131,802
Callon Petroleum Co. (x)*	2,075	119,707
Centennial Resource Development, Inc., Class A*	9,417	63,847
Centrus Energy Corp., Class A (x)*	491	12,462
Chesapeake Energy Corp.	5,139	266,817
Clean Energy Fuels Corp. (x)*	7,000	71,050
CNX Resources Corp.*	11,379	155,437
Comstock Resources, Inc.*	4,763	31,769
CONSOL Energy, Inc.*	1,782	32,914
Contango Oil & Gas Co. (x)*	7,639	33,000
Crescent Point Energy Corp.	1,444,635	6,537,917
CVR Energy, Inc.	1,547	27,784
Delek US Holdings, Inc.	3,415	73,832
Denbury, Inc.*	2,624	201,471
DHT Holdings, Inc.	7,531	48,876
Diamond S Shipping, Inc., Class S*	1,622	16,155
Dorian LPG Ltd.*	1,554	21,942
Earthstone Energy, Inc., Class A*	1,120	12,398
Energy Fuels, Inc. (x)*	7,900	47,795
Equitrans Midstream Corp.	21,272	181,025
Extraction Oil & Gas, Inc.*	813	44,642
Falcon Minerals Corp.	1,384	7,031
Frontline Ltd. (x)	6,383	57,447
Gevo, Inc. (x)*	10,151	73,798
Golar LNG Ltd.*	5,348	70,861
Green Plains, Inc.*	87,692	2,948,205
International Seaways, Inc.	1,242	23,822
Kosmos Energy Ltd.*	21,074	72,916
Laredo Petroleum, Inc.*	654	60,685
Magnolia Oil & Gas Corp., Class A*	7,242	113,192
Matador Resources Co.	5,760	207,418
Meta Materials, Inc.*	3,200	23,968
Murphy Oil Corp.	7,622	177,440
Nordic American Tankers Ltd.	7,428	24,364
Northern Oil and Gas, Inc.	2,488	51,676
Oasis Petroleum, Inc.	1,050	105,577
Ovintiv, Inc.	13,634	429,062
Par Pacific Holdings, Inc.*	2,150	36,163
PBF Energy, Inc., Class A*	5,010	76,653
PDC Energy, Inc.	5,171	236,780
Peabody Energy Corp.*	3,602	28,564
Penn Virginia Corp.*	856	20,210
Range Resources Corp.*	12,249	205,293
Renewable Energy Group, Inc.*	2,329	145,190
REX American Resources Corp.*	316	28,497
Riley Exploration Permian, Inc. (x)	119	3,449
Scorpio Tankers, Inc.	2,668	58,829
SFL Corp. Ltd.	5,340	40,851
SM Energy Co.	6,064	149,356
Southwestern Energy Co.*	35,248	199,856
Talos Energy, Inc.*	1,918	29,998
Teekay Corp. (x)*	3,612	13,437
Teekay Tankers Ltd., Class A (x)*	1,240	17,881
Tellurian, Inc. (x)*	16,485	76,655
Uranium Energy Corp. (x)*	10,862	28,893
Ur-Energy, Inc.*	9,410	13,174
Vine Energy, Inc., Class A*	1,073	16,728
W&T Offshore, Inc.*	4,536	22,000
Whiting Petroleum Corp.*	2,049	111,773
World Fuel Services Corp.	3,244	102,932

		14,707,103

Total Energy		19,440,871

Financials (16.8%)
Banks (8.3%)
1st Source Corp.	839	38,980
Allegiance Bancshares, Inc.	991	38,094
Altabancorp	938	40,625
Amalgamated Financial Corp.	717	11,207
Amerant Bancorp, Inc.*	1,092	23,347
American National Bankshares, Inc.	552	17,162
Ameris Bancorp	3,459	175,129
Arrow Financial Corp.	698	25,093
Associated Banc-Corp.	7,875	161,280
Atlantic Capital Bancshares, Inc.*	1,023	26,046
Atlantic Union Bankshares Corp.	57,089	2,067,764
Banc of California, Inc.	2,323	40,745
BancFirst Corp.	893	55,750
Bancorp, Inc. (The)*	2,802	64,474
BancorpSouth Bank	5,301	150,177
Bank First Corp. (x)	319	22,257
Bank of Marin Bancorp	669	21,341
Bank of NT Butterfield & Son Ltd. (The)	2,610	92,525
BankUnited, Inc.	4,845	206,833
Banner Corp.	1,804	97,795
Bar Harbor Bankshares	768	21,980

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Berkshire Hills Bancorp, Inc.	2,578	$70,663
Blue Ridge Bankshares, Inc. (x)	902	15,803
Boston Private Financial Holdings, Inc.	4,278	63,101
Brookline Bancorp, Inc.	3,994	59,710
Bryn Mawr Bank Corp.	50,453	2,128,612
Business First Bancshares, Inc.	956	21,940
Byline Bancorp, Inc.	1,290	29,193
Cadence Bancorp	6,402	133,674
Cambridge Bancorp	372	30,872
Camden National Corp.	3,771	180,103
Capital Bancorp, Inc.*	398	8,139
Capital City Bank Group, Inc.	700	18,053
Capstar Financial Holdings, Inc.	1,065	21,832
Carter Bankshares, Inc.*	1,429	17,877
Cathay General Bancorp	3,978	156,574
CBTX, Inc.	998	27,255
Central Pacific Financial Corp.	1,489	38,803
Century Bancorp, Inc., Class A	142	16,188
CIT Group, Inc.	5,164	266,411
Citizens & Northern Corp.	807	19,771
City Holding Co.	805	60,568
Civista Bancshares, Inc.	808	17,857
CNB Financial Corp.	764	17,434
Coastal Financial Corp.*	492	14,052
Columbia Banking System, Inc.	67,993	2,621,810
Community Bank System, Inc.	2,785	210,685
Community Trust Bancorp, Inc.	787	31,779
ConnectOne Bancorp, Inc.	2,016	52,759
CrossFirst Bankshares, Inc.*	2,616	35,970
Customers Bancorp, Inc.*	1,611	62,813
CVB Financial Corp.	6,723	138,427
Dime Community Bancshares, Inc.	1,826	61,390
Eagle Bancorp, Inc.	1,645	92,252
Eastern Bankshares, Inc.	9,070	186,570
Enterprise Bancorp, Inc.	546	17,881
Enterprise Financial Services Corp.	1,504	69,771
Equity Bancshares, Inc., Class A*	651	19,849
Farmers National Banc Corp.	1,404	21,776
FB Financial Corp.	1,765	65,870
Fidelity D&D Bancorp, Inc. (x)	209	11,307
Financial Institutions, Inc.	815	24,450
First Bancorp (Nasdaq Stock Exchange)	1,465	59,933
First Bancorp (Quotrix Stock Exchange)	11,211	133,635
First Bancorp, Inc. (The)	538	15,844
First Bancshares, Inc. (The)	1,054	39,451
First Bank	927	12,552
First Busey Corp.	2,643	65,176
First Choice Bancorp	544	16,565
First Commonwealth Financial Corp.	5,112	71,926
First Community Bankshares, Inc.	893	26,656
First Financial Bancorp	5,004	118,245
First Financial Bankshares, Inc.	6,755	331,873
First Financial Corp.	628	25,635
First Foundation, Inc.	2,073	46,663
First Horizon Corp.	223,985	3,870,461
First Internet Bancorp	484	14,994
First Interstate BancSystem, Inc., Class A	2,130	89,098
First Merchants Corp.	2,815	117,301
First Mid Bancshares, Inc.	904	36,621
First Midwest Bancorp, Inc.	5,925	117,493
First of Long Island Corp. (The)	57,282	1,216,097
Five Star Bancorp (x)*	275	6,641
Flushing Financial Corp.	1,534	32,874
Fulton Financial Corp.	8,269	130,485
German American Bancorp, Inc.	29,496	1,097,251
Glacier Bancorp, Inc.	13,488	742,919
Great Southern Bancorp, Inc.	528	28,459
Great Western Bancorp, Inc.	2,882	94,501
Guaranty Bancshares, Inc.	317	10,800
Hancock Whitney Corp.	4,500	199,980
Hanmi Financial Corp.	1,613	30,744
HarborOne Bancorp, Inc.	2,744	39,349
Hawthorn Bancshares, Inc.	13	298
HBT Financial, Inc.	356	6,198
Heartland Financial USA, Inc.	2,097	98,538
Heritage Commerce Corp.	3,162	35,193
Heritage Financial Corp.	1,845	46,162
Hilltop Holdings, Inc.	3,360	122,304
Home BancShares, Inc.	7,933	195,786
HomeTrust Bancshares, Inc.	860	23,994
Hope Bancorp, Inc.	6,186	87,717
Horizon Bancorp, Inc.	2,288	39,880
Howard Bancorp, Inc.*	723	11,662
Independent Bank Corp.	1,087	23,599
Independent Bank Corp./MA	1,727	130,389
Independent Bank Group, Inc.	1,958	144,853
International Bancshares Corp.	2,797	120,103
Investors Bancorp, Inc.	12,031	171,562
Lakeland Bancorp, Inc.	2,571	44,941
Lakeland Financial Corp.	17,227	1,061,872
Live Oak Bancshares, Inc.	1,640	96,760
Macatawa Bank Corp.	1,333	11,664
Mercantile Bank Corp.	823	24,855
Metrocity Bankshares, Inc.	987	17,282
Metropolitan Bank Holding Corp.*	400	24,088
Mid Penn Bancorp, Inc.	396	10,870
Midland States Bancorp, Inc.	1,129	29,659
MidWestOne Financial Group, Inc.	769	22,124
MVB Financial Corp.	542	23,122
National Bank Holdings Corp., Class A	1,530	57,742
NBT Bancorp, Inc.	2,195	78,954
Nicolet Bankshares, Inc.*	464	32,638
Northrim BanCorp, Inc.	315	13,466
OceanFirst Financial Corp.	3,076	64,104
OFG Bancorp	2,644	58,485
Old National Bancorp	8,596	151,376
Old Second Bancorp, Inc.	1,603	19,877
Origin Bancorp, Inc.	1,159	49,211
Orrstown Financial Services, Inc.	498	11,489
Pacific Premier Bancorp, Inc.	4,469	188,994
Park National Corp. (x)	749	87,948
Peapack-Gladstone Financial Corp.	976	30,324
Peoples Bancorp, Inc.	32,544	963,953
Peoples Financial Services Corp.	389	16,571
Preferred Bank	717	45,365
Premier Financial Bancorp, Inc.	658	11,087
Primis Financial Corp.	1,255	19,151

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
QCR Holdings, Inc.	800	$38,472
RBB Bancorp	740	17,923
Red River Bancshares, Inc.	236	11,920
Reliant Bancorp, Inc.	767	21,269
Renasant Corp.	2,874	114,960
Republic Bancorp, Inc., Class A	499	23,019
Republic First Bancorp, Inc.*	2,438	9,728
S&T Bancorp, Inc.	2,042	63,915
Sandy Spring Bancorp, Inc.	2,412	106,442
Seacoast Banking Corp. of Florida	2,863	97,771
ServisFirst Bancshares, Inc.	2,597	176,544
Sierra Bancorp	730	18,579
Silvergate Capital Corp., Class A*	1,190	134,851
Simmons First National Corp., Class A	5,586	163,893
SmartFinancial, Inc.	712	17,095
South Plains Financial, Inc.	609	14,086
South State Corp.	38,633	3,158,634
Southern First Bancshares, Inc.*	387	19,799
Southside Bancshares, Inc.	1,621	61,971
Spirit of Texas Bancshares, Inc.	666	15,211
Stock Yards Bancorp, Inc.	1,073	54,605
Summit Financial Group, Inc.	585	12,876
Texas Capital Bancshares, Inc.*	2,638	167,487
Tompkins Financial Corp.	743	57,627
Towne Bank	3,493	106,257
TriCo Bancshares	21,383	910,488
TriState Capital Holdings, Inc.*	1,543	31,462
Triumph Bancorp, Inc.*	1,225	90,956
Trustmark Corp.	3,283	101,116
UMB Financial Corp.	2,278	211,991
United Bankshares, Inc.	6,500	237,250
United Community Banks, Inc.	4,271	136,715
Univest Financial Corp.	1,545	40,742
Valley National Bancorp	20,835	279,814
Veritex Holdings, Inc.	2,435	86,223
Washington Trust Bancorp, Inc.	27,207	1,397,079
WesBanco, Inc.	3,397	121,035
West BanCorp, Inc.	926	25,696
Westamerica Bancorp	1,377	79,907

		32,360,288

Capital Markets (0.6%)
Artisan Partners Asset Management, Inc., Class A	3,045	154,747
AssetMark Financial Holdings, Inc.*	956	23,957
Associated Capital Group, Inc., Class A	145	5,635
B Riley Financial, Inc.	1,037	78,293
BGC Partners, Inc., Class A	16,613	94,196
Blucora, Inc.*	2,519	43,604
Brightsphere Investment Group, Inc.	3,016	70,665
Cohen & Steers, Inc.	1,293	106,142
Cowen, Inc., Class A	1,351	55,459
Diamond Hill Investment Group, Inc.	162	27,104
Donnelley Financial Solutions, Inc.*	1,580	52,140
Federated Hermes, Inc., Class B	4,924	166,973
Focus Financial Partners, Inc., Class A*	2,688	130,368
GAMCO Investors, Inc., Class A	302	7,580
GCM Grosvenor, Inc., Class A (x)	1,701	17,724
Greenhill & Co., Inc.	734	11,421
Hamilton Lane, Inc., Class A	1,770	161,282
Houlihan Lokey, Inc.	2,702	220,997
Moelis & Co., Class A	3,182	181,024
Open Lending Corp., Class A*	5,423	233,677
Oppenheimer Holdings, Inc., Class A	421	21,404
Piper Sandler Cos.	921	119,325
PJT Partners, Inc., Class A	1,250	89,225
Pzena Investment Management, Inc., Class A	1,070	11,781
Sculptor Capital Management, Inc.	1,121	27,565
StepStone Group, Inc., Class A	1,942	66,805
StoneX Group, Inc.*	873	52,965
Value Line, Inc.	76	2,356
Virtus Investment Partners, Inc.	380	105,553
WisdomTree Investments, Inc.	7,222	44,776

		2,384,743

Consumer Finance (0.3%)
Atlanticus Holdings Corp.*	363	14,411
Curo Group Holdings Corp.	1,035	17,595
Encore Capital Group, Inc.*	1,654	78,383
Enova International, Inc.*	1,887	64,554
EZCORP, Inc., Class A*	2,564	15,461
FirstCash, Inc.	2,095	160,142
Green Dot Corp., Class A*	2,824	132,304
LendingClub Corp.*	5,018	90,976
LendingTree, Inc.*	604	127,976
Navient Corp.	9,167	177,198
Nelnet, Inc., Class A	908	68,309
Oportun Financial Corp.*	941	18,848
PRA Group, Inc.*	2,362	90,866
PROG Holdings, Inc.	3,492	168,070
Regional Management Corp.	427	19,873
World Acceptance Corp. (x)*	231	37,016

		1,281,982

Diversified Financial Services (0.1%)
Alerus Financial Corp.	800	23,208
A-Mark Precious Metals, Inc.	454	21,111
Banco Latinoamericano de Comercio Exterior SA, Class E	1,612	24,776
Cannae Holdings, Inc.*	4,543	154,053
Marlin Business Services Corp.	422	9,605

		232,753

Insurance (6.2%)
Ambac Financial Group, Inc.*	2,340	36,644
American Equity Investment Life Holding Co.	4,440	143,501
American National Group, Inc.	388	57,637
AMERISAFE, Inc.	997	59,511
Argo Group International Holdings Ltd.	1,649	85,468
BRP Group, Inc., Class A*	2,401	63,987
Citizens, Inc. (x)*	3,175	16,796
CNO Financial Group, Inc.	156,400	3,694,168
Crawford & Co., Class A	950	8,616
Donegal Group, Inc., Class A	839	12,224
eHealth, Inc.*	1,270	74,168

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Employers Holdings, Inc.	1,482	$63,430
Enstar Group Ltd.*	716	171,067
Genworth Financial, Inc., Class A*	26,372	102,851
Goosehead Insurance, Inc., Class A	921	117,243
Greenlight Capital Re Ltd., Class A*	1,418	12,946
Hanover Insurance Group, Inc. (The)	42,521	5,767,548
HCI Group, Inc. (x)	309	30,724
Heritage Insurance Holdings, Inc.	1,472	12,630
Horace Mann Educators Corp.	88,299	3,304,149
Independence Holding Co.	223	10,329
Investors Title Co.	68	11,875
James River Group Holdings Ltd.	1,688	63,334
Kinsale Capital Group, Inc.	1,119	184,378
Maiden Holdings Ltd.*	3,615	12,183
MBIA, Inc.*	2,539	27,929
MetroMile, Inc. (x)*	1,910	17,477
National Western Life Group, Inc., Class A	129	28,946
NI Holdings, Inc.*	446	8,478
Old Republic International Corp.	206,367	5,140,602
Palomar Holdings, Inc.*	1,278	96,438
ProAssurance Corp.	2,795	63,586
ProSight Global, Inc.*	547	6,980
RLI Corp.	2,081	217,652
Safety Insurance Group, Inc.	758	59,336
Selective Insurance Group, Inc.	44,436	3,605,981
Selectquote, Inc.*	6,970	134,242
SiriusPoint Ltd.*	4,605	46,372
State Auto Financial Corp.	918	15,716
Stewart Information Services Corp.	1,427	80,897
Tiptree, Inc.	1,181	10,983
Trean Insurance Group, Inc.*	918	13,843
Trupanion, Inc.*	2,097	241,365
United Fire Group, Inc.	1,114	30,891
United Insurance Holdings Corp.	1,251	7,131
Universal Insurance Holdings, Inc.	1,351	18,752
Watford Holdings Ltd.*	981	34,325

		24,025,329

Mortgage Real Estate Investment Trusts (REITs) (0.5%)
AFC Gamma, Inc. (REIT)	377	7,785
Apollo Commercial Real Estate Finance, Inc. (REIT)	7,299	116,419
Arbor Realty Trust, Inc. (REIT)	6,618	117,933
Ares Commercial Real Estate Corp. (REIT)	1,728	25,384
ARMOUR Residential REIT, Inc. (REIT)	3,820	43,624
Blackstone Mortgage Trust, Inc. (REIT), Class A (x)	7,202	229,672
BRIGHTSPIRE CAPITAL, Inc. (REIT)	5,046	47,432
Broadmark Realty Capital, Inc. (REIT)	6,786	71,864
Capstead Mortgage Corp. (REIT)	4,961	30,461
Chimera Investment Corp. (REIT)	11,975	180,343
Dynex Capital, Inc. (REIT)	1,581	29,501
Ellington Financial, Inc. (REIT)	2,135	40,885
Granite Point Mortgage Trust, Inc. (REIT)	2,848	42,008
Great Ajax Corp. (REIT)	1,128	14,641
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (REIT) (x)	3,988	223,926
Invesco Mortgage Capital, Inc. (REIT) (x)	12,995	50,680
KKR Real Estate Finance Trust, Inc. (REIT)	1,714	37,074
Ladder Capital Corp. (REIT)	6,037	69,667
MFA Financial, Inc. (REIT)	23,027	105,694
New York Mortgage Trust, Inc. (REIT)	19,748	88,274
Orchid Island Capital, Inc. (REIT) (x)	4,831	25,073
PennyMac Mortgage Investment Trust (REIT)‡	5,098	107,364
Ready Capital Corp. (REIT)	3,096	49,134
Redwood Trust, Inc. (REIT)	5,880	70,972
TPG RE Finance Trust, Inc. (REIT)	3,123	42,004
Two Harbors Investment Corp. (REIT)	14,246	107,700

		1,975,514

Thrifts & Mortgage Finance (0.8%)
Axos Financial, Inc.*	2,968	137,686
Bridgewater Bancshares, Inc.*	1,095	17,684
Capitol Federal Financial, Inc.	6,759	79,621
Columbia Financial, Inc.*	2,088	35,955
Essent Group Ltd.	5,759	258,867
Federal Agricultural Mortgage Corp., Class C	468	46,285
Finance of America Cos., Inc., Class A*	1,737	13,253
Flagstar Bancorp, Inc.	2,689	113,664
FS Bancorp, Inc.	191	13,613
Hingham Institution For Savings (The)	75	21,788
Home Bancorp, Inc.	398	15,168
Home Point Capital, Inc. (x)*	743	4,406
HomeStreet, Inc.	1,081	44,040
Kearny Financial Corp.	3,799	45,398
Luther Burbank Corp.	812	9,630
Merchants Bancorp	495	19,424
Meridian Bancorp, Inc.	2,432	49,759
Meta Financial Group, Inc.	1,673	84,704
Mr Cooper Group, Inc.*	3,690	121,991
NMI Holdings, Inc., Class A*	4,367	98,170
Northfield Bancorp, Inc.	2,380	39,032
Northwest Bancshares, Inc.	6,366	86,832
Ocwen Financial Corp. (x)*	425	13,166
PCSB Financial Corp.	814	14,790
PennyMac Financial Services, Inc.‡	1,837	113,380
Pioneer Bancorp, Inc.*	663	7,969
Premier Financial Corp.	1,924	54,661
Provident Bancorp, Inc.	820	13,374
Provident Financial Services, Inc.	3,956	90,553
Radian Group, Inc.	10,000	222,500
Southern Missouri Bancorp, Inc.	452	20,322
TrustCo Bank Corp.	22,003	756,463
Velocity Financial, Inc.*	446	5,571
Walker & Dunlop, Inc.	1,521	158,762
Washington Federal, Inc.	3,754	119,302
Waterstone Financial, Inc.	1,009	19,837

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
WSFS Financial Corp.	2,445	$113,913

		3,081,533

Total Financials		65,342,142

Health Care (9.8%)
Biotechnology (4.1%)
4D Molecular Therapeutics, Inc.*	445	10,716
89bio, Inc. (x)*	403	7,536
ACADIA Pharmaceuticals, Inc.*	6,224	151,803
Adicet Bio, Inc. (x)*	1,088	11,196
Adverum Biotechnologies, Inc. (x)*	4,988	17,458
Aeglea BioTherapeutics, Inc.*	2,102	14,630
Affimed NV*	6,307	53,610
Agenus, Inc.*	9,619	52,808
Agios Pharmaceuticals, Inc.*	3,204	176,572
Akebia Therapeutics, Inc. (x)*	8,385	31,779
Akero Therapeutics, Inc. (x)*	1,337	33,171
Akouos, Inc. (x)*	1,369	17,181
Albireo Pharma, Inc.*	877	30,853
Aldeyra Therapeutics, Inc.*	2,524	28,597
Alector, Inc. (x)*	2,996	62,407
Aligos Therapeutics, Inc.*	976	19,896
Alkermes plc*	8,342	204,546
Allakos, Inc.*	1,817	155,117
Allogene Therapeutics, Inc.*	3,536	92,219
Allovir, Inc.*	1,654	32,650
Alpine Immune Sciences, Inc.*	604	5,436
Altimmune, Inc. (x)*	1,690	16,647
ALX Oncology Holdings, Inc. (x)*	975	53,313
Amicus Therapeutics, Inc.*	13,676	131,837
AnaptysBio, Inc.*	1,003	26,008
Anavex Life Sciences Corp. (x)*	3,227	73,769
Anika Therapeutics, Inc.*	778	33,680
Annexon, Inc. (x)*	1,491	33,562
Apellis Pharmaceuticals, Inc.*	3,378	213,490
Applied Molecular Transport, Inc. (x)*	1,240	56,718
Applied Therapeutics, Inc. (x)*	921	19,138
AquaBounty Technologies, Inc.*	2,729	14,627
Arbutus Biopharma Corp.*	4,062	12,308
Arcturus Therapeutics Holdings, Inc. (x)*	1,081	36,581
Arcus Biosciences, Inc.*	2,254	61,895
Arcutis Biotherapeutics, Inc.*	1,402	38,261
Ardelyx, Inc.*	3,862	29,274
Arena Pharmaceuticals, Inc.*	3,180	216,876
Arrowhead Pharmaceuticals, Inc.*	5,271	436,544
Atara Biotherapeutics, Inc.*	4,235	65,854
Athenex, Inc.*	3,928	18,147
Athersys, Inc. (x)*	7,954	11,454
Atossa Therapeutics, Inc.*	6,084	38,451
Atreca, Inc., Class A (x)*	1,376	11,724
Avid Bioservices, Inc.*	3,141	80,567
Avidity Biosciences, Inc.*	1,704	42,106
Avita Medical, Inc. (x)*	1,242	25,486
Avrobio, Inc.*	1,701	15,122
Beam Therapeutics, Inc. (x)*	2,443	314,439
Beyondspring, Inc. (x)*	891	9,302
BioAtla, Inc. (x)*	663	28,098
BioCryst Pharmaceuticals, Inc. (x)*	9,246	146,179
Biohaven Pharmaceutical Holding Co. Ltd.*	2,810	272,795
Biomea Fusion, Inc. (x)*	449	7,009
Bioxcel Therapeutics, Inc. (x)*	739	21,475
Black Diamond Therapeutics, Inc.*	1,135	13,836
Bluebird Bio, Inc.*	3,513	112,346
Blueprint Medicines Corp.*	3,043	267,662
Bolt Biotherapeutics, Inc. (x)*	726	11,224
Bridgebio Pharma, Inc. (x)*	5,597	341,193
Brooklyn ImmunoTherapeutics, Inc. (x)*	1,238	22,296
C4 Therapeutics, Inc. (x)*	1,791	67,771
Cardiff Oncology, Inc.*	1,880	12,502
CareDx, Inc.*	2,602	238,135
Catalyst Pharmaceuticals, Inc.*	5,504	31,648
Celcuity, Inc.*	414	9,936
Celldex Therapeutics, Inc.*	2,039	68,184
CEL-SCI Corp. (x)*	1,934	16,787
Cerevel Therapeutics Holdings, Inc. (x)*	1,834	46,987
ChemoCentryx, Inc.*	2,725	36,488
Chimerix, Inc.*	3,326	26,608
Chinook Therapeutics, Inc.*	1,636	23,100
Clene, Inc. (x)*	1,190	13,376
Clovis Oncology, Inc. (x)*	5,053	29,307
Codiak Biosciences, Inc.*	817	15,139
Cogent Biosciences, Inc.*	1,932	15,669
Coherus Biosciences, Inc.*	3,304	45,694
Constellation Pharmaceuticals, Inc.*	1,887	63,781
Cortexyme, Inc. (x)*	1,037	54,961
Crinetics Pharmaceuticals, Inc.*	1,897	35,758
Cue Biopharma, Inc.*	1,655	19,281
Cullinan Oncology, Inc. (x)*	751	19,338
Curis, Inc. (x)*	4,503	36,339
Cytokinetics, Inc.*	3,608	71,402
CytomX Therapeutics, Inc.*	3,540	22,408
Deciphera Pharmaceuticals, Inc.*	2,081	76,185
Denali Therapeutics, Inc.*	4,731	371,100
DermTech, Inc. (x)*	1,232	51,214
Design Therapeutics, Inc.*	701	13,943
Dicerna Pharmaceuticals, Inc.*	3,581	133,643
Dynavax Technologies Corp. (x)*	5,607	55,229
Dyne Therapeutics, Inc.*	1,562	32,865
Eagle Pharmaceuticals, Inc.*	601	25,723
Editas Medicine, Inc.*	3,646	206,509
Eiger BioPharmaceuticals, Inc.*	1,700	14,484
Emergent BioSolutions, Inc.*	2,522	158,861
Enanta Pharmaceuticals, Inc.*	1,052	46,299
Epizyme, Inc.*	4,669	38,799
Esperion Therapeutics, Inc. (x)*	1,440	30,456
Evelo Biosciences, Inc. (x)*	1,579	21,695
Fate Therapeutics, Inc.*	4,170	361,914
FibroGen, Inc.*	4,478	119,249
Finch Therapeutics Group, Inc. (x)*	394	5,544
Flexion Therapeutics, Inc. (x)*	2,504	20,608
Foghorn Therapeutics, Inc. (x)*	1,017	10,851
Forma Therapeutics Holdings, Inc.*	1,689	42,039
Forte Biosciences, Inc.*	587	19,735
Fortress Biotech, Inc.*	3,970	14,173
Frequency Therapeutics, Inc. (x)*	1,443	14,372

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
G1 Therapeutics, Inc. (x)*	2,062	$45,240
Gemini Therapeutics, Inc. (x)*	1,139	7,369
Generation Bio Co.*	2,252	60,579
Geron Corp. (x)*	15,681	22,110
Global Blood Therapeutics, Inc.*	3,112	108,982
Gossamer Bio, Inc.*	3,234	26,260
Greenwich Lifesciences, Inc. (x)*	210	9,437
Gritstone bio, Inc. (x)*	2,100	19,173
GT Biopharma, Inc. (x)*	1,240	19,220
Halozyme Therapeutics, Inc.*	7,329	332,810
Harpoon Therapeutics, Inc.*	727	10,084
Heron Therapeutics, Inc.*	4,710	73,099
Homology Medicines, Inc.*	1,826	13,275
Hookipa Pharma, Inc.*	930	8,519
Humanigen, Inc. (x)*	2,332	40,530
iBio, Inc. (x)*	13,417	20,260
Ideaya Biosciences, Inc.*	1,460	30,645
IGM Biosciences, Inc. (x)*	420	34,944
Immunic, Inc.*	807	9,894
ImmunityBio, Inc. (x)*	3,478	49,666
ImmunoGen, Inc.*	10,577	69,702
Immunovant, Inc.*	2,249	23,772
Infinity Pharmaceuticals, Inc. (x)*	4,552	13,611
Inhibrx, Inc. (x)*	1,452	39,959
Inovio Pharmaceuticals, Inc. (x)*	10,351	95,954
Inozyme Pharma, Inc. (x)*	799	13,615
Insmed, Inc.*	5,370	152,830
Instil Bio, Inc. (x)*	906	17,504
Intellia Therapeutics, Inc.*	3,322	537,865
Intercept Pharmaceuticals, Inc.*	1,482	29,596
Invitae Corp. (x)*	10,421	351,500
Ironwood Pharmaceuticals, Inc.*	7,555	97,233
iTeos Therapeutics, Inc.*	1,103	28,292
IVERIC bio, Inc.*	5,077	32,036
Jounce Therapeutics, Inc.*	1,321	8,983
Kadmon Holdings, Inc.*	9,043	34,996
KalVista Pharmaceuticals, Inc.*	967	23,169
Karuna Therapeutics, Inc.*	1,155	131,658
Karyopharm Therapeutics, Inc. (x)*	4,009	41,373
Keros Therapeutics, Inc.*	784	33,297
Kezar Life Sciences, Inc.*	1,953	10,605
Kiniksa Pharmaceuticals Ltd., Class A (x)*	1,312	18,276
Kinnate Biopharma, Inc. (x)*	773	17,995
Kodiak Sciences, Inc.*	1,742	162,006
Kronos Bio, Inc. (x)*	2,019	48,355
Krystal Biotech, Inc.*	933	63,444
Kura Oncology, Inc.*	3,390	70,682
Kymera Therapeutics, Inc. (x)*	1,503	72,896
Lexicon Pharmaceuticals, Inc. (x)*	3,530	16,203
Ligand Pharmaceuticals, Inc.*	796	104,427
Lineage Cell Therapeutics, Inc.*	6,306	17,972
MacroGenics, Inc.*	3,054	82,030
Madrigal Pharmaceuticals, Inc.*	590	57,472
Magenta Therapeutics, Inc.*	1,556	15,218
MannKind Corp. (x)*	12,222	66,610
MEI Pharma, Inc.*	5,638	16,068
MeiraGTx Holdings plc*	1,549	24,010
Mersana Therapeutics, Inc.*	3,581	48,630
MiMedx Group, Inc. (x)*	5,777	72,270
Mirum Pharmaceuticals, Inc.*	320	5,533
Molecular Templates, Inc.*	1,693	13,239
Morphic Holding, Inc.*	1,078	61,866
Mustang Bio, Inc.*	3,875	12,865
Myriad Genetics, Inc.*	3,860	118,039
Neoleukin Therapeutics, Inc.*	2,071	19,115
NexImmune, Inc. (x)*	389	6,349
Nkarta, Inc. (x)*	734	23,260
Nurix Therapeutics, Inc. (x)*	1,629	43,217
Ocugen, Inc. (x)*	9,603	77,112
Olema Pharmaceuticals, Inc. (x)*	694	19,418
Oncocyte Corp.*	3,685	21,152
Oncorus, Inc. (x)*	1,062	14,656
Oncternal Therapeutics, Inc.*	2,301	10,930
OPKO Health, Inc. (x)*	20,444	82,798
Organogenesis Holdings, Inc.*	1,983	32,957
ORIC Pharmaceuticals, Inc.*	1,324	23,422
Outlook Therapeutics, Inc. (x)*	4,554	11,339
Oyster Point Pharma, Inc. (x)*	578	9,936
Passage Bio, Inc.*	1,929	25,540
PMV Pharmaceuticals, Inc.*	1,364	46,594
Portage Biotech, Inc.*	187	3,920
Poseida Therapeutics, Inc. (x)*	1,851	18,547
Praxis Precision Medicines, Inc. (x)*	1,268	23,179
Precigen, Inc. (x)*	4,932	32,157
Precision BioSciences, Inc.*	2,651	33,191
Prelude Therapeutics, Inc. (x)*	546	15,632
Prometheus Biosciences, Inc. (x)*	588	14,441
Protagonist Therapeutics, Inc.*	2,149	96,447
Prothena Corp. plc*	1,773	91,150
PTC Therapeutics, Inc.*	3,612	152,679
Puma Biotechnology, Inc.*	1,709	15,689
Radius Health, Inc.*	2,550	46,512
RAPT Therapeutics, Inc.*	935	29,724
Recursion Pharmaceuticals, Inc., Class A (x)*	1,099	40,114
REGENXBIO, Inc.*	2,053	79,759
Relay Therapeutics, Inc.*	3,044	111,380
Replimune Group, Inc.*	1,410	54,172
REVOLUTION Medicines, Inc.*	3,089	98,045
Rhythm Pharmaceuticals, Inc.*	2,233	43,722
Rigel Pharmaceuticals, Inc.*	8,885	38,561
Rocket Pharmaceuticals, Inc.*	2,042	90,440
Rubius Therapeutics, Inc. (x)*	2,345	57,241
Sana Biotechnology, Inc.*	1,396	27,445
Sangamo Therapeutics, Inc.*	6,241	74,705
Scholar Rock Holding Corp. (x)*	1,397	40,373
Selecta Biosciences, Inc.*	4,645	19,416
Sensei Biotherapeutics, Inc. (x)*	529	5,163
Seres Therapeutics, Inc. (x)*	3,619	86,313
Sesen Bio, Inc. (x)*	8,890	41,072
Shattuck Labs, Inc.*	1,383	40,093
Sigilon Therapeutics, Inc.*	442	4,743
Silverback Therapeutics, Inc. (x)*	726	22,426
Solid Biosciences, Inc.*	3,101	11,350
Sorrento Therapeutics, Inc. (x)*	14,178	137,385
Spectrum Pharmaceuticals, Inc.*	8,045	30,169
Spero Therapeutics, Inc. (x)*	992	13,848
SpringWorks Therapeutics, Inc.*	1,518	125,098
Spruce Biosciences, Inc. (x)*	367	4,114
SQZ Biotechnologies Co. (x)*	1,184	17,109
Stoke Therapeutics, Inc. (x)*	993	33,424

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Summit Therapeutics, Inc. (x)*	1,169	$8,721
Surface Oncology, Inc.*	1,730	12,906
Sutro Biopharma, Inc.*	2,255	41,920
Syndax Pharmaceuticals, Inc.*	2,338	40,143
Syros Pharmaceuticals, Inc. (x)*	2,445	13,325
Talaris Therapeutics, Inc.*	463	6,801
Taysha Gene Therapies, Inc. (x)*	1,158	24,550
TCR2 Therapeutics, Inc.*	1,595	26,174
TG Therapeutics, Inc.*	6,666	258,574
Tonix Pharmaceuticals Holding Corp. (x)*	16,989	18,858
Translate Bio, Inc.*	3,486	96,004
Travere Therapeutics, Inc.*	3,094	45,141
Trevena, Inc. (x)*	8,505	14,373
Trillium Therapeutics, Inc. (x)*	5,087	49,344
Turning Point Therapeutics, Inc.*	2,391	186,546
Twist Bioscience Corp.*	2,455	327,129
UroGen Pharma Ltd. (x)*	1,156	17,652
Vanda Pharmaceuticals, Inc.*	2,850	61,304
Vaxart, Inc. (x)*	6,212	46,528
Vaxcyte, Inc. (x)*	2,067	46,528
VBI Vaccines, Inc. (x)*	9,684	32,441
Veracyte, Inc.*	3,509	140,290
Verastem, Inc.*	8,964	36,484
Vericel Corp. (x)*	2,450	128,625
Viking Therapeutics, Inc. (x)*	3,421	20,492
Vir Biotechnology, Inc.*	3,126	147,797
Viracta Therapeutics, Inc. (x)*	1,885	21,376
VistaGen Therapeutics, Inc. (x)*	9,949	31,339
Vor BioPharma, Inc. (x)*	653	12,178
Werewolf Therapeutics, Inc. (x)*	394	6,871
XBiotech, Inc. (x)*	944	15,633
Xencor, Inc.*	3,010	103,815
XOMA Corp. (x)*	417	14,178
Y-mAbs Therapeutics, Inc.*	1,785	60,333
Zentalis Pharmaceuticals, Inc.*	1,729	91,983
ZIOPHARM Oncology, Inc. (x)*	10,923	28,837

		16,037,251

Health Care Equipment & Supplies (2.8%)
Accelerate Diagnostics, Inc.*	1,716	13,831
Accuray, Inc.*	5,113	23,111
Acutus Medical, Inc.*	622	10,562
Alphatec Holdings, Inc.*	3,580	54,846
AngioDynamics, Inc.*	1,884	51,113
Apyx Medical Corp.*	1,655	17,063
Asensus Surgical, Inc. (x)*	12,168	38,573
Aspira Women’s Health, Inc. (x)*	4,371	24,565
AtriCure, Inc.*	2,330	184,839
Atrion Corp.	78	48,433
Avanos Medical, Inc.*	2,503	91,034
Axogen, Inc.*	2,110	45,597
Axonics, Inc.*	2,165	137,283
BioLife Solutions, Inc.*	1,269	56,483
Bioventus, Inc., Class A (x)*	594	10,454
Butterfly Network, Inc.*	1,690	24,471
Cardiovascular Systems, Inc.*	2,044	87,177
Cerus Corp.*	8,748	51,701
ClearPoint Neuro, Inc.*	979	18,689
CONMED Corp.	1,505	206,832
CryoLife, Inc.*	1,977	56,147
CryoPort, Inc. (x)*	2,109	133,078
Cutera, Inc.*	922	45,206
CytoSorbents Corp. (x)*	2,404	18,150
DarioHealth Corp. (x)*	701	14,973
Eargo, Inc. (x)*	1,004	40,070
Envista Holdings Corp.*	56,696	2,449,834
Glaukos Corp.*	2,337	198,248
Haemonetics Corp.*	2,624	174,863
Heska Corp.*	498	114,406
Inari Medical, Inc.*	1,768	164,919
Inogen, Inc.*	1,016	66,213
Integer Holdings Corp.*	27,397	2,580,797
Intersect ENT, Inc.*	1,734	29,634
Invacare Corp.*	1,856	14,978
iRadimed Corp.*	412	12,117
iRhythm Technologies, Inc.*	1,535	101,847
Lantheus Holdings, Inc.*	3,503	96,823
LeMaitre Vascular, Inc.	914	55,772
LivaNova plc*	2,555	214,901
Meridian Bioscience, Inc.*	2,218	49,195
Merit Medical Systems, Inc.*	2,670	172,642
Mesa Laboratories, Inc.	255	69,148
Misonix, Inc.*	607	13,463
Natus Medical, Inc.*	1,754	45,569
Neogen Corp.*	5,599	257,778
Neuronetics, Inc. (x)*	1,299	20,810
NeuroPace, Inc. (x)*	362	8,612
Nevro Corp.*	1,799	298,256
NuVasive, Inc.*	2,694	182,599
OraSure Technologies, Inc.*	3,721	37,731
Ortho Clinical Diagnostics Holdings plc*	4,602	98,529
Orthofix Medical, Inc.*	985	39,508
OrthoPediatrics Corp.*	719	45,426
Outset Medical, Inc.*	2,379	118,902
PAVmed, Inc.*	3,738	23,923
Pulmonx Corp. (x)*	1,321	58,283
Pulse Biosciences, Inc. (x)*	681	11,168
Quotient Ltd.*	4,156	15,128
Retractable Technologies, Inc. (x)*	932	10,774
SeaSpine Holdings Corp.*	1,651	33,862
Senseonics Holdings, Inc. (x)*	21,602	82,952
Shockwave Medical, Inc.*	1,755	332,976
SI-BONE, Inc.*	1,581	49,754
Sientra, Inc.*	3,304	26,300
Silk Road Medical, Inc.*	1,764	84,425
Soliton, Inc. (x)*	418	9,401
STAAR Surgical Co.*	2,445	372,862
Stereotaxis, Inc.*	2,581	24,881
Surmodics, Inc.*	703	38,138
Tactile Systems Technology, Inc.*	997	51,844
Talis Biomedical Corp.*	757	8,350
TransMedics Group, Inc.*	1,341	44,494
Treace Medical Concepts, Inc.*	569	17,787
Utah Medical Products, Inc.	162	13,776
Vapotherm, Inc. (x)*	1,117	26,406
Varex Imaging Corp.*	1,994	53,479
ViewRay, Inc.*	7,085	46,761
Zynex, Inc. (x)*	1,177	18,279

		10,693,804

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Health Care Providers & Services (1.3%)
1Life Healthcare, Inc.*	6,064	$200,476
Accolade, Inc.*	2,618	142,184
AdaptHealth Corp.*	4,099	112,354
Addus HomeCare Corp.*	814	71,013
Agiliti, Inc.*	1,176	25,719
Alignment Healthcare, Inc. (x)*	1,370	32,017
AMN Healthcare Services, Inc.*	2,452	237,795
Apollo Medical Holdings, Inc.*	1,886	118,460
Apria, Inc.*	433	12,124
Aveanna Healthcare Holdings, Inc.*	2,007	24,827
Biodesix, Inc. (x)*	639	8,441
Brookdale Senior Living, Inc.*	9,625	76,038
Castle Biosciences, Inc.*	1,108	81,250
Community Health Systems, Inc.*	6,462	99,773
CorVel Corp.*	459	61,644
Covetrus, Inc.*	5,383	145,341
Cross Country Healthcare, Inc.*	1,771	29,239
Ensign Group, Inc. (The)	2,733	236,869
Exagen, Inc.*	563	8,439
Fulgent Genetics, Inc. (x)*	1,055	97,303
Hanger, Inc.*	1,951	49,321
HealthEquity, Inc.*	4,255	342,442
InfuSystem Holdings, Inc.*	999	20,769
Innovage Holding Corp.*	953	20,308
Joint Corp. (The)*	682	57,233
LHC Group, Inc.*	1,588	318,013
Magellan Health, Inc.*	1,220	114,924
MEDNAX, Inc.*	3,959	119,364
ModivCare, Inc.*	646	109,865
National HealthCare Corp.	691	48,301
National Research Corp.	727	33,369
Ontrak, Inc. (x)*	405	13,154
Option Care Health, Inc.*	5,631	123,150
Owens & Minor, Inc.	3,773	159,711
Patterson Cos., Inc.	4,457	135,448
Pennant Group, Inc. (The)*	1,358	55,542
PetIQ, Inc. (x)*	1,280	49,408
Privia Health Group, Inc. (x)*	1,020	45,257
Progyny, Inc.*	3,281	193,579
R1 RCM, Inc.*	6,917	153,834
RadNet, Inc.*	2,327	78,397
Select Medical Holdings Corp.	5,747	242,868
Sharps Compliance Corp.*	976	10,053
SOC Telemed, Inc. (x)*	2,129	12,114
Surgery Partners, Inc.*	1,648	109,790
Tenet Healthcare Corp.*	5,524	370,053
Tivity Health, Inc.*	2,368	62,302
Triple-S Management Corp., Class B*	1,335	29,731
US Physical Therapy, Inc.	685	79,371
Viemed Healthcare, Inc.*	1,638	11,712

		4,990,689

Health Care Technology (0.5%)
Allscripts Healthcare Solutions, Inc.*	7,279	134,734
American Well Corp., Class A*	10,125	127,372
Castlight Health, Inc., Class B*	6,211	16,335
Computer Programs and Systems, Inc.	750	24,923
Evolent Health, Inc., Class A*	4,031	85,135
Forian, Inc. (x)*	944	11,866
Health Catalyst, Inc.*	2,325	129,061
HealthStream, Inc.*	1,315	36,741
iCAD, Inc.*	964	16,687
Inovalon Holdings, Inc., Class A*	3,929	133,900
Inspire Medical Systems, Inc.*	1,399	270,371
Multiplan Corp. (x)*	20,756	197,597
NantHealth, Inc. (x)*	1,859	4,313
NextGen Healthcare, Inc.*	2,921	48,459
Omnicell, Inc.*	2,238	338,945
OptimizeRx Corp.*	849	52,553
Phreesia, Inc.*	1,982	121,497
Schrodinger, Inc.*	2,357	178,213
Simulations Plus, Inc. (x)	805	44,203
Tabula Rasa HealthCare, Inc. (x)*	1,118	55,900
Vocera Communications, Inc.*	1,845	73,523

		2,102,328

Life Sciences Tools & Services (0.4%)
Akoya Biosciences, Inc.*	397	7,678
Berkeley Lights, Inc.*	2,494	111,756
Bionano Genomics, Inc. (x)*	14,628	107,223
ChromaDex Corp. (x)*	2,382	23,487
Codexis, Inc.*	3,049	69,090
Fluidigm Corp. (x)*	3,899	24,018
Harvard Bioscience, Inc.*	2,003	16,685
Inotiv, Inc.*	673	17,956
Luminex Corp.	2,369	87,179
Medpace Holdings, Inc.*	1,508	266,358
NanoString Technologies, Inc.*	2,359	152,840
NeoGenomics, Inc.*	5,897	266,367
Pacific Biosciences of California, Inc.*	10,113	353,652
Personalis, Inc.*	1,851	46,830
Quanterix Corp.*	1,605	94,149
Seer, Inc. (x)*	828	27,142

		1,672,410

Pharmaceuticals (0.7%)
9 Meters Biopharma, Inc.*	11,052	12,157
Aclaris Therapeutics, Inc.*	2,257	39,633
Aerie Pharmaceuticals, Inc.*	2,201	35,238
Amneal Pharmaceuticals, Inc.*	5,561	28,472
Amphastar Pharmaceuticals, Inc.*	2,022	40,764
Ampio Pharmaceuticals, Inc.*	9,892	16,520
Angion Biomedica Corp. (x)*	410	5,338
ANI Pharmaceuticals, Inc.*	464	16,263
Antares Pharma, Inc.*	9,402	40,993
Arvinas, Inc.*	2,270	174,790
Atea Pharmaceuticals, Inc. (x)*	3,359	72,151
Athira Pharma, Inc. (x)*	1,677	17,173
Axsome Therapeutics, Inc.*	1,445	97,480
BioDelivery Sciences International, Inc.*	4,246	15,201
Cara Therapeutics, Inc.*	2,496	35,618
Cassava Sciences, Inc. (x)*	1,989	169,940
Cerecor, Inc.*	2,682	8,770
Citius Pharmaceuticals, Inc. (x)*	5,905	20,549
Collegium Pharmaceutical, Inc.*	1,782	42,126
Corcept Therapeutics, Inc.*	5,028	110,616
CorMedix, Inc.*	1,922	13,185

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Cymabay Therapeutics, Inc. (x)*	4,139	$18,046
Durect Corp.*	11,765	19,177
Edgewise Therapeutics, Inc. (x)*	642	13,694
Endo International plc*	11,921	55,790
Evolus, Inc. (x)*	1,677	21,214
EyePoint Pharmaceuticals, Inc.*	1,099	9,880
Fulcrum Therapeutics, Inc.*	899	9,422
Harmony Biosciences Holdings, Inc.*	1,162	32,803
Ikena Oncology, Inc. (x)*	472	6,627
Innoviva, Inc.*	3,291	44,132
Intra-Cellular Therapies, Inc.*	3,708	151,361
Kala Pharmaceuticals, Inc. (x)*	1,898	10,059
Kaleido Biosciences, Inc. (x)*	543	4,040
KemPharm, Inc. (x)*	1,486	19,051
Landos Biopharma, Inc. (x)*	588	6,791
Marinus Pharmaceuticals, Inc. (x)*	1,921	34,463
Mind Medicine MindMed, Inc.*	16,749	57,784
NGM Biopharmaceuticals, Inc.*	1,639	32,321
Nuvation Bio, Inc. (x)*	1,842	17,149
Ocular Therapeutix, Inc.*	4,123	58,464
Omeros Corp. (x)*	3,136	46,538
Oramed Pharmaceuticals, Inc. (x)*	1,389	18,585
Pacira BioSciences, Inc.*	2,270	137,744
Paratek Pharmaceuticals, Inc. (x)*	2,784	18,987
Phathom Pharmaceuticals, Inc.*	1,053	35,644
Phibro Animal Health Corp., Class A	1,043	30,122
Pliant Therapeutics, Inc. (x)*	1,342	39,079
Prestige Consumer Healthcare, Inc.*	2,605	135,721
Provention Bio, Inc. (x)*	2,918	24,599
Rain Therapeutics, Inc. (x)*	386	5,998
Reata Pharmaceuticals, Inc., Class A*	1,428	202,105
Relmada Therapeutics, Inc.*	780	24,968
Revance Therapeutics, Inc.*	3,650	108,186
Seelos Therapeutics, Inc. (x)*	3,943	10,410
SIGA Technologies, Inc.*	2,575	16,171
Supernus Pharmaceuticals, Inc.*	2,555	78,668
Tarsus Pharmaceuticals, Inc.*	349	10,114
Terns Pharmaceuticals, Inc. (x)*	498	6,105
TherapeuticsMD, Inc. (x)*	16,523	19,662
Theravance Biopharma, Inc. (x)*	2,772	40,249
Verrica Pharmaceuticals, Inc. (x)*	870	9,831
WaVe Life Sciences Ltd.*	2,073	13,806
Zogenix, Inc.*	2,917	50,406

		2,718,943

Total Health Care		38,215,425

Industrials (19.2%)
Aerospace & Defense (1.4%)
AAR Corp.*	1,769	68,549
Aerojet Rocketdyne Holdings, Inc.	3,894	188,041
AeroVironment, Inc.*	1,190	119,178
AerSale Corp. (x)*	470	5,856
Astronics Corp.*	1,248	21,852
Byrna Technologies, Inc. (x)*	551	12,519
Ducommun, Inc.*	566	30,881
Kaman Corp.	1,437	72,425
Kratos Defense & Security Solutions, Inc.*	6,381	181,795
Maxar Technologies, Inc.	3,730	148,902
Meggitt plc*	649,866	4,146,002
Moog, Inc., Class A	1,505	126,510
National Presto Industries, Inc.	266	27,039
PAE, Inc. (x)*	3,675	32,707
Park Aerospace Corp.	1,221	18,193
Parsons Corp.*	1,369	53,884
Triumph Group, Inc.*	2,683	55,672
Vectrus, Inc.*	625	29,744

		5,339,749

Air Freight & Logistics (0.1%)
Air Transport Services Group, Inc.*	3,070	71,316
Atlas Air Worldwide Holdings, Inc.*	1,497	101,961
Echo Global Logistics, Inc.*	1,355	41,653
Forward Air Corp.	1,414	126,906
Hub Group, Inc., Class A*	1,722	113,618
Radiant Logistics, Inc.*	2,238	15,509

		470,963

Airlines (0.2%)
Allegiant Travel Co.*	788	152,872
Frontier Group Holdings, Inc.*	1,811	30,860
Hawaiian Holdings, Inc.*	2,549	62,119
Mesa Air Group, Inc.*	1,910	17,820
SkyWest, Inc.*	2,590	111,551
Spirit Airlines, Inc.*	5,114	155,670
Sun Country Airlines Holdings, Inc.*	902	33,383

		564,275

Building Products (2.3%)
AAON, Inc.	2,181	136,509
American Woodmark Corp.*	883	72,132
Apogee Enterprises, Inc.	46,799	1,906,123
Caesarstone Ltd.	1,105	16,310
Cornerstone Building Brands, Inc.*	2,848	51,777
CSW Industrials, Inc.	712	84,343
Gibraltar Industries, Inc.*	1,706	130,185
Griffon Corp.	2,499	64,049
Insteel Industries, Inc.	49,045	1,576,797
JELD-WEN Holding, Inc.*	4,317	113,364
Masonite International Corp.*	4,644	519,153
PGT Innovations, Inc.*	3,051	70,875
Quanex Building Products Corp.	1,725	42,849
Resideo Technologies, Inc.*	7,520	225,600
Simpson Manufacturing Co., Inc.	2,266	250,257
UFP Industries, Inc.	47,702	3,546,167
View, Inc.*	4,407	37,371

		8,843,861

Commercial Services & Supplies (0.8%)
ABM Industries, Inc.	3,505	155,447
ACCO Brands Corp.	4,801	41,433
Brady Corp., Class A	2,453	137,466
BrightView Holdings, Inc.*	2,190	35,303
Brink’s Co. (The)	2,531	194,482
Casella Waste Systems, Inc., Class A*	2,559	162,317
CECO Environmental Corp.*	1,773	12,695

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Cimpress plc*	912	$98,870
CompX International, Inc.	100	2,077
CoreCivic, Inc. (REIT)*	6,239	65,322
Covanta Holding Corp.	6,231	109,728
Deluxe Corp.	2,264	108,151
Ennis, Inc.	1,327	28,557
Harsco Corp.*	4,202	85,805
Healthcare Services Group, Inc.	3,899	123,091
Heritage-Crystal Clean, Inc.*	749	22,230
Herman Miller, Inc.	3,076	145,003
HNI Corp.	2,264	99,548
Interface, Inc.	3,023	46,252
KAR Auction Services, Inc.*	6,472	113,583
Kimball International, Inc., Class B	1,878	24,696
Knoll, Inc.	2,476	64,351
Matthews International Corp., Class A	1,609	57,860
Montrose Environmental Group, Inc.*	1,200	64,392
NL Industries, Inc.	460	2,990
Pitney Bowes, Inc.	9,270	81,298
RR Donnelley & Sons Co.*	3,685	23,142
SP Plus Corp.*	1,203	36,800
Steelcase, Inc., Class A	4,610	69,657
Team, Inc.*	1,371	9,186
Tetra Tech, Inc.	2,805	342,322
UniFirst Corp.	784	183,958
US Ecology, Inc.*	1,638	61,458
Viad Corp.*	1,056	52,641
VSE Corp.	550	27,230

		2,889,341

Construction & Engineering (2.3%)
Ameresco, Inc., Class A*	1,607	100,791
API Group Corp. (m)*	9,382	195,990
Arcosa, Inc.	2,520	148,025
Argan, Inc.	41,515	1,984,002
Comfort Systems USA, Inc.	1,854	146,077
Concrete Pumping Holdings, Inc.*	1,745	14,780
Construction Partners, Inc., Class A*	1,478	46,409
Dycom Industries, Inc.*	1,554	115,820
EMCOR Group, Inc.	2,814	346,657
Fluor Corp.*	7,387	130,750
Granite Construction, Inc.	2,380	98,841
Great Lakes Dredge & Dock Corp.*	126,620	1,849,918
HC2 Holdings, Inc.*	2,967	11,809
IES Holdings, Inc.*	494	25,372
Infrastructure and Energy Alternatives, Inc.*	1,087	13,979
Matrix Service Co.*	1,662	17,451
MYR Group, Inc.*	859	78,100
Northwest Pipe Co.*	454	12,825
NV5 Global, Inc.*	642	60,675
Primoris Services Corp.	2,658	78,225
Sterling Construction Co., Inc.*	1,447	34,916
Tutor Perini Corp.*	2,146	29,722
WillScot Mobile Mini Holdings Corp.*	121,191	3,377,593

		8,918,727

Electrical Equipment (0.8%)
Advent Technologies Holdings, Inc. (x)*	888	8,560
Allied Motion Technologies, Inc.	678	23,411
American Superconductor Corp.*	1,572	27,337
Array Technologies, Inc.*	6,643	103,631
Atkore, Inc.*	2,444	173,524
AZZ, Inc.	1,294	67,003
Babcock & Wilcox Enterprises, Inc.*	2,887	22,750
Beam Global (x)*	457	17,508
Bloom Energy Corp., Class A*	7,242	194,593
Encore Wire Corp.	1,047	79,352
EnerSys	2,231	218,036
Eos Energy Enterprises, Inc. (x)*	914	16,415
FTC Solar, Inc. (x)*	989	13,164
FuelCell Energy, Inc.*	16,912	150,517
GrafTech International Ltd.	8,866	103,023
Powell Industries, Inc.	494	15,289
Preformed Line Products Co.	172	12,762
Regal Beloit Corp.	11,384	1,519,878
Romeo Power, Inc. (x)*	2,174	17,696
Stem, Inc. (x)*	3,257	117,285
Thermon Group Holdings, Inc.*	1,714	29,207
TPI Composites, Inc.*	1,858	89,964
Vicor Corp.*	1,098	116,102

		3,137,007

Industrial Conglomerates (0.0%)
Raven Industries, Inc.	1,855	107,312

Machinery (8.2%)
AgEagle Aerial Systems, Inc. (x)*	3,471	18,292
Alamo Group, Inc.	517	78,936
Albany International Corp., Class A	1,601	142,905
Altra Industrial Motion Corp.	3,370	219,117
Astec Industries, Inc.	21,040	1,324,258
Barnes Group, Inc.	2,463	126,229
Blue Bird Corp.*	823	20,460
Chart Industries, Inc.*	1,900	278,008
CIRCOR International, Inc.*	1,022	33,317
Columbus McKinnon Corp.	33,626	1,622,118
Commercial Vehicle Group, Inc.*	1,667	17,720
Desktop Metal, Inc., Class A (x)*	4,348	50,002
Douglas Dynamics, Inc.	1,175	47,811
Energy Recovery, Inc.*	2,212	50,389
Enerpac Tool Group Corp.	3,143	83,667
EnPro Industries, Inc.	1,074	104,339
ESCO Technologies, Inc.	1,330	124,767
Evoqua Water Technologies Corp.*	6,019	203,322
ExOne Co. (The) (x)*	816	17,658
Federal Signal Corp.	3,134	126,081
Flowserve Corp.	3,016	121,605
Franklin Electric Co., Inc.	2,412	194,455
Gorman-Rupp Co. (The)	1,181	40,674
Greenbrier Cos., Inc. (The)	100,277	4,370,072
Helios Technologies, Inc.	1,682	131,280
Hillenbrand, Inc.	64,479	2,842,234
Hydrofarm Holdings Group, Inc.*	551	32,570
Hyliion Holdings Corp. (x)*	6,097	71,030

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Hyster-Yale Materials Handling, Inc.	520	$37,950
John Bean Technologies Corp.	1,632	232,756
Kadant, Inc.	599	105,478
Kennametal, Inc.	4,348	156,180
Lindsay Corp.	567	93,714
Luxfer Holdings plc	1,601	35,622
Lydall, Inc.*	910	55,073
Manitowoc Co., Inc. (The)*	1,912	46,844
Mayville Engineering Co., Inc.*	362	7,280
Meritor, Inc.*	3,652	85,530
Miller Industries, Inc.	639	25,202
Mueller Industries, Inc.	30,613	1,325,849
Mueller Water Products, Inc., Class A	213,160	3,073,767
Navistar International Corp.*	2,606	115,967
Nikola Corp. (x)*	10,429	188,348
NN, Inc.*	2,314	17,008
Omega Flex, Inc.	149	21,860
Oshkosh Corp.	28,106	3,503,132
Park-Ohio Holdings Corp.	419	13,467
Proto Labs, Inc.*	1,445	132,651
RBC Bearings, Inc.*	1,286	256,454
REV Group, Inc.	20,566	322,680
Rexnord Corp.	68,062	3,405,822
Shyft Group, Inc. (The)	1,800	67,338
SPX Corp.*	2,281	139,323
SPX FLOW, Inc.	2,192	143,006
Standex International Corp.	629	59,698
Tennant Co.	960	76,656
Terex Corp.	3,559	169,480
Timken Co. (The)	60,684	4,890,524
Titan International, Inc.*	2,626	22,268
TriMas Corp.*	2,248	68,182
Trinity Industries, Inc.	4,513	121,355
Wabash National Corp.	2,676	42,816
Watts Water Technologies, Inc., Class A	1,431	208,797
Welbilt, Inc.*	6,800	157,420

		31,918,813

Marine (0.1%)
Costamare, Inc.	2,849	33,647
Eagle Bulk Shipping, Inc. (x)*	395	18,691
Genco Shipping & Trading Ltd.	1,671	31,549
Matson, Inc.	2,235	143,040
Safe Bulkers, Inc.*	2,881	11,553

		238,480

Professional Services (1.3%)
Acacia Research Corp.*	2,550	17,238
ASGN, Inc.*	2,703	262,002
Atlas Technical Consultants, Inc.*	700	6,776
Barrett Business Services, Inc.	389	28,245
CBIZ, Inc.*	2,602	85,268
CRA International, Inc.	369	31,587
Exponent, Inc.	2,701	240,956
Forrester Research, Inc.*	587	26,885
Franklin Covey Co.*	601	19,442
GP Strategies Corp.*	652	10,250
Heidrick & Struggles International, Inc.	1,006	44,817
HireQuest, Inc. (x)	264	4,887
Huron Consulting Group, Inc.*	1,163	57,162
ICF International, Inc.	962	84,521
Insperity, Inc.	1,890	170,799
Intertrust NV (m)*	17,661	317,893
KBR, Inc.	7,355	280,593
Kelly Services, Inc., Class A*	1,831	43,889
Kforce, Inc.	21,598	1,359,162
Korn Ferry	2,777	201,471
ManTech International Corp., Class A	1,426	123,406
Mistras Group, Inc.*	1,136	11,167
Rekor Systems, Inc. (x)*	1,632	16,581
Resources Connection, Inc.	1,640	23,550
Stantec, Inc.	24,850	1,108,788
TriNet Group, Inc.*	2,108	152,788
TrueBlue, Inc.*	1,857	52,200
Upwork, Inc.*	6,066	353,587
Willdan Group, Inc.*	625	23,525

		5,159,435

Road & Rail (0.2%)
ArcBest Corp.	1,352	78,673
Avis Budget Group, Inc.*	2,660	207,187
Covenant Logistics Group, Inc., Class A*	670	13,856
Daseke, Inc.*	2,185	14,159
Heartland Express, Inc.	2,481	42,499
HyreCar, Inc.*	912	19,079
Marten Transport Ltd.	3,224	53,164
PAM Transportation Services, Inc.*	112	5,908
Saia, Inc.*	1,380	289,096
Universal Logistics Holdings, Inc.	479	11,161
US Xpress Enterprises, Inc., Class A*	1,187	10,208
Werner Enterprises, Inc.	3,259	145,091
Yellow Corp.*	2,618	17,043

		907,124

Trading Companies & Distributors (1.5%)
Alta Equipment Group, Inc.*	1,235	16,413
Applied Industrial Technologies, Inc.	2,019	183,850
Beacon Roofing Supply, Inc.*	2,903	154,585
BlueLinx Holdings, Inc.*	467	23,481
Boise Cascade Co.	2,049	119,559
CAI International, Inc.	839	46,984
Custom Truck One Source, Inc. (x)*	954	9,082
DXP Enterprises, Inc.*	891	29,670
EVI Industries, Inc.*	225	6,390
GATX Corp.	1,837	162,519
Global Industrial Co.	662	24,302
GMS, Inc.*	2,223	107,015
H&E Equipment Services, Inc.	1,673	55,661
Herc Holdings, Inc.*	4,959	555,755
Karat Packaging, Inc.*	238	4,848
Lawson Products, Inc.*	252	13,485
McGrath RentCorp	41,682	3,400,001
MRC Global, Inc.*	4,187	39,358
NOW, Inc.*	5,734	54,416
Rush Enterprises, Inc., Class A	2,248	97,203
Rush Enterprises, Inc., Class B	341	13,006

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Textainer Group Holdings Ltd.*	2,493	$84,189
Titan Machinery, Inc.*	1,008	31,188
Transcat, Inc.*	392	22,152
Triton International Ltd.	3,472	181,725
Veritiv Corp.*	801	49,197
WESCO International, Inc.*	2,316	238,131
Willis Lease Finance Corp.*	168	7,200

		5,731,365

Transportation Infrastructure (0.0%)
Macquarie Infrastructure Corp.	3,842	147,033

Total Industrials		74,373,485

Information Technology (9.5%)
Communications Equipment (1.4%)
ADTRAN, Inc.	2,534	52,327
Aviat Networks, Inc. (x)*	434	14,222
CalAmp Corp.*	1,694	21,548
Calix, Inc.*	2,841	134,947
Cambium Networks Corp.*	453	21,903
Casa Systems, Inc.*	1,818	16,126
Clearfield, Inc.*	543	20,335
Comtech Telecommunications Corp.	1,372	33,148
Digi International, Inc.*	1,568	31,532
DZS, Inc.*	866	17,969
EchoStar Corp., Class A*	2,150	52,224
EMCORE Corp. (x)*	1,899	17,509
Extreme Networks, Inc.*	6,420	71,647
Harmonic, Inc.*	4,645	39,575
Infinera Corp.*	9,466	96,553
Inseego Corp. (x)*	4,006	40,421
KVH Industries, Inc.*	1,099	13,518
NETGEAR, Inc.*	1,568	60,086
NetScout Systems, Inc.*	150,126	4,284,596
Plantronics, Inc.*	1,774	74,029
Ribbon Communications, Inc.*	3,750	28,537
Viavi Solutions, Inc.*	11,891	209,995

		5,352,747

Electronic Equipment, Instruments & Components (2.2%)
908 Devices, Inc. (x)*	413	16,004
Advanced Energy Industries, Inc.	2,001	225,533
Akoustis Technologies, Inc. (x)*	2,128	22,791
Arlo Technologies, Inc.*	4,223	28,590
Badger Meter, Inc.	1,519	149,044
Belden, Inc.	2,301	116,362
Benchmark Electronics, Inc.	59,317	1,688,162
CTS Corp.	1,660	61,686
Daktronics, Inc.*	1,910	12,587
ePlus, Inc.*	692	59,989
Fabrinet*	1,923	184,358
FARO Technologies, Inc.*	954	74,193
Identiv, Inc. (x)*	1,074	18,258
II-VI, Inc.*	5,440	394,890
Insight Enterprises, Inc.*	1,818	181,818
Iteris, Inc.*	2,023	13,453
Itron, Inc.*	2,353	235,253
Kimball Electronics, Inc.*	1,265	27,501
Knowles Corp.*	165,640	3,269,734
Luna Innovations, Inc.*	1,389	15,043
Methode Electronics, Inc.	1,986	97,731
MicroVision, Inc. (x)*	8,235	137,936
Napco Security Technologies, Inc.*	754	27,423
nLight, Inc.*	2,212	80,251
Novanta, Inc.*	1,835	247,285
OSI Systems, Inc.*	882	89,646
Ouster, Inc. (x)*	1,510	18,860
PAR Technology Corp. (x)*	1,233	86,236
PC Connection, Inc.	561	25,957
Plexus Corp.*	1,473	134,647
Rogers Corp.*	973	195,378
Sanmina Corp.*	3,341	130,165
ScanSource, Inc.*	1,309	36,822
TTM Technologies, Inc.*	5,327	76,176
Velodyne Lidar, Inc. (x)*	3,677	39,123
Vishay Intertechnology, Inc.	6,935	156,384
Vishay Precision Group, Inc.*	718	24,441

		8,399,710

IT Services (0.6%)
BigCommerce Holdings, Inc.*	2,444	158,664
Brightcove, Inc.*	2,128	30,537
Cantaloupe, Inc.*	3,030	35,936
Cass Information Systems, Inc.	740	30,155
Conduent, Inc.*	8,923	66,923
Contra Bmtechnologies (r)*	247	2,305
CSG Systems International, Inc.	1,752	82,659
DigitalOcean Holdings, Inc.*	671	37,301
Evertec, Inc.	3,150	137,498
Evo Payments, Inc., Class A*	2,439	67,658
ExlService Holdings, Inc.*	1,708	181,492
GreenBox POS*	903	10,773
GreenSky, Inc., Class A*	3,732	20,713
Grid Dynamics Holdings, Inc.*	1,539	23,131
Hackett Group, Inc. (The)	1,241	22,363
I3 Verticals, Inc., Class A*	972	29,374
IBEX Holdings Ltd.*	303	5,915
International Money Express, Inc.*	1,539	22,854
Limelight Networks, Inc.*	6,409	20,188
LiveRamp Holdings, Inc.*	3,386	158,634
Marathon Digital Holdings, Inc. (x)*	4,964	155,721
MAXIMUS, Inc.	3,190	280,624
MoneyGram International, Inc.*	4,055	40,874
Paya Holdings, Inc., Class A (x)*	4,276	47,122
Perficient, Inc.*	1,693	136,151
Priority Technology Holdings, Inc. (x)*	376	2,873
Rackspace Technology, Inc. (x)*	2,797	54,849
Repay Holdings Corp.*	3,855	92,674
StarTek, Inc.*	933	6,652
Sykes Enterprises, Inc.*	1,997	107,239
TTEC Holdings, Inc.	978	100,822
Tucows, Inc., Class A (x)*	489	39,276
Unisys Corp.*	3,549	89,825
Verra Mobility Corp.*	6,974	107,190

		2,406,965

Semiconductors & Semiconductor Equipment (1.1%)
Alpha & Omega Semiconductor Ltd.*	1,098	33,368
Ambarella, Inc.*	1,818	193,853
Amkor Technology, Inc.	5,310	125,688

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Atomera, Inc. (x)*	1,021	$21,890
Axcelis Technologies, Inc.*	1,770	71,543
AXT, Inc.*	2,151	23,618
CEVA, Inc.*	1,171	55,388
CMC Materials, Inc.	1,520	229,125
Cohu, Inc.*	2,493	91,717
Diodes, Inc.*	2,267	180,839
DSP Group, Inc.*	1,097	16,236
FormFactor, Inc.*	4,045	147,481
Ichor Holdings Ltd.*	1,442	77,580
Impinj, Inc. (x)*	993	51,229
Kopin Corp.*	4,036	33,014
Kulicke & Soffa Industries, Inc.	3,185	194,922
Lattice Semiconductor Corp.*	7,059	396,575
MACOM Technology Solutions Holdings, Inc.*	2,533	162,315
MaxLinear, Inc.*	3,638	154,579
NeoPhotonics Corp.*	2,779	28,373
NVE Corp.	255	18,883
Onto Innovation, Inc.*	2,533	185,010
PDF Solutions, Inc.*	1,543	28,052
Photronics, Inc.*	3,341	44,135
Power Integrations, Inc.	3,140	257,668
Rambus, Inc.*	5,829	138,205
Semtech Corp.*	3,364	231,443
Silicon Laboratories, Inc.*	2,310	354,007
SiTime Corp.*	682	86,334
SkyWater Technology, Inc.*	409	11,718
SMART Global Holdings, Inc.*	776	37,000
SunPower Corp. (x)*	4,217	123,221
Synaptics, Inc.*	1,835	285,489
Ultra Clean Holdings, Inc.*	2,294	123,234
Veeco Instruments, Inc.*	2,621	63,009

		4,276,741

Software (4.1%)
8x8, Inc.*	5,536	153,679
A10 Networks, Inc.*	3,125	35,188
ACI Worldwide, Inc.*	121,477	4,511,656
Agilysys, Inc.*	990	56,301
Alarm.com Holdings, Inc.*	2,459	208,277
Alkami Technology, Inc. (x)*	362	12,913
Altair Engineering, Inc., Class A*	2,361	162,838
American Software, Inc., Class A	1,676	36,805
Appfolio, Inc., Class A*	975	137,670
Appian Corp. (x)*	2,046	281,837
Asana, Inc., Class A*	3,846	238,567
Avaya Holdings Corp.*	4,292	115,455
Benefitfocus, Inc.*	1,387	19,557
Blackbaud, Inc.*	2,517	192,727
Blackline, Inc.*	2,790	310,443
Bottomline Technologies DE, Inc.*	2,302	85,358
Box, Inc., Class A*	7,659	195,687
BTRS Holdings, Inc.*	2,466	31,121
Cerence, Inc.*	1,968	210,005
ChannelAdvisor Corp.*	1,519	37,231
Cleanspark, Inc. (x)*	1,702	28,321
Cloudera, Inc.*	12,038	190,923
CommVault Systems, Inc.*	2,196	171,661
Cornerstone OnDemand, Inc.*	3,276	168,976
Digimarc Corp. (x)*	670	22,445
Digital Turbine, Inc.*	4,394	334,076
Domo, Inc., Class B*	1,433	115,829
E2open Parent Holdings, Inc. (x)*	2,173	24,816
Ebix, Inc.	1,380	46,782
eGain Corp.*	1,063	12,203
Envestnet, Inc.*	2,826	214,380
GTY Technology Holdings, Inc.*	1,674	11,902
Ideanomics, Inc. (x)*	21,248	60,344
Intelligent Systems Corp. (x)*	383	12,049
InterDigital, Inc.	1,609	117,505
j2 Global, Inc.*	2,261	311,001
JFrog Ltd. (x)*	2,684	122,176
LivePerson, Inc.*	3,333	210,779
MicroStrategy, Inc., Class A (x)*	409	271,781
Mimecast Ltd.*	3,102	164,561
Mitek Systems, Inc.*	2,283	43,971
Model N, Inc.*	1,809	61,994
Momentive Global, Inc.*	6,666	140,453
ON24, Inc.*	494	17,527
OneSpan, Inc.*	1,741	44,465
PagerDuty, Inc.*	4,199	178,793
Ping Identity Holding Corp.*	2,143	49,075
Progress Software Corp.	2,287	105,774
PROS Holdings, Inc.*	2,079	94,740
Q2 Holdings, Inc.*	2,814	288,660
QAD, Inc., Class A	618	53,778
Qualys, Inc.*	1,773	178,523
Rapid7, Inc.*	2,857	270,358
Rimini Street, Inc.*	2,281	14,051
Riot Blockchain, Inc. (x)*	4,384	165,145
Sailpoint Technologies Holdings, Inc.*	4,709	240,489
Sapiens International Corp. NV	1,619	42,531
SecureWorks Corp., Class A*	567	10,507
ShotSpotter, Inc.*	440	21,459
Smith Micro Software, Inc.*	2,307	12,043
Software AG (x)	51,968	2,337,903
Sprout Social, Inc., Class A*	2,298	205,487
SPS Commerce, Inc.*	1,877	187,418
Sumo Logic, Inc. (x)*	4,243	87,618
Telos Corp.*	943	32,071
Tenable Holdings, Inc.*	4,719	195,131
Upland Software, Inc.*	1,542	63,484
Varonis Systems, Inc.*	5,508	317,371
Verint Systems, Inc.*	3,351	151,030
Veritone, Inc.*	1,365	26,904
Viant Technology, Inc., Class A*	614	18,285
VirnetX Holding Corp. (x)*	3,299	14,087
Vonage Holdings Corp.*	12,572	181,163
Workiva, Inc.*	2,185	243,256
Xperi Holding Corp.	5,459	121,408
Yext, Inc.*	5,777	82,553
Zix Corp.*	3,028	21,347
Zuora, Inc., Class A*	5,457	94,133

		16,060,810

Technology Hardware, Storage & Peripherals (0.1%)
3D Systems Corp.*	6,315	252,411
Avid Technology, Inc.*	1,813	70,979
Corsair Gaming, Inc. (x)*	1,386	46,140
Diebold Nixdorf, Inc.*	3,818	49,023
Eastman Kodak Co. (x)*	2,333	19,411
Quantum Corp.*	2,905	20,015

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Super Micro Computer, Inc.*	2,245	$78,979
Turtle Beach Corp. (x)*	714	22,791

		559,749

Total Information Technology		37,056,722

Materials (7.8%)
Chemicals (5.2%)
AdvanSix, Inc.*	1,420	42,401
American Vanguard Corp.	1,525	26,703
Amyris, Inc. (x)*	8,697	142,370
Ashland Global Holdings, Inc.	43,891	3,840,463
Avient Corp.	97,539	4,795,017
Balchem Corp.	1,677	220,123
Cabot Corp.	41,171	2,343,865
Chase Corp.	387	39,710
Danimer Scientific, Inc.*	3,576	89,579
Elementis plc*	964,924	2,011,513
Ferro Corp.*	4,273	92,169
FutureFuel Corp.	1,604	15,398
GCP Applied Technologies, Inc.*	2,559	59,522
Hawkins, Inc.	1,007	32,979
HB Fuller Co.	2,712	172,510
Ingevity Corp.*	2,094	170,368
Innospec, Inc.	1,276	115,618
Intrepid Potash, Inc.*	584	18,606
Koppers Holdings, Inc.*	1,080	34,938
Kraton Corp.*	1,720	55,539
Kronos Worldwide, Inc.	1,339	19,174
Livent Corp.*	7,646	148,027
Marrone Bio Innovations, Inc.*	5,210	8,649
Minerals Technologies, Inc.	59,723	4,698,408
Orion Engineered Carbons SA*	3,152	59,857
PQ Group Holdings, Inc.	2,671	41,027
PureCycle Technologies, Inc. (x)*	1,713	40,512
Quaker Chemical Corp.	702	166,507
Rayonier Advanced Materials, Inc.*	3,580	23,950
Sensient Technologies Corp.	2,200	190,432
Stepan Co.	1,121	134,823
Tredegar Corp.	1,596	21,977
Trinseo SA	2,024	121,116
Tronox Holdings plc, Class A	5,882	131,757
Zymergen, Inc. (x)*	974	38,970

		20,164,577

Construction Materials (1.6%)
Forterra, Inc.*	1,514	35,594
Summit Materials, Inc., Class A*	170,789	5,951,997
United States Lime & Minerals, Inc.	93	12,935
US Concrete, Inc.*	843	62,213

		6,062,739

Containers & Packaging (0.1%)
Greif, Inc., Class A	1,342	81,258
Greif, Inc., Class B	289	17,051
Myers Industries, Inc.	1,834	38,514
O-I Glass, Inc.*	8,218	134,200
Pactiv Evergreen, Inc.	2,345	35,339
Ranpak Holdings Corp.*	1,818	45,505
UFP Technologies, Inc.*	360	20,671

		372,538

Metals & Mining (0.8%)
Allegheny Technologies, Inc.*	6,625	138,131
Arconic Corp.*	5,742	204,530
Carpenter Technology Corp.	2,478	99,665
Century Aluminum Co.*	2,671	34,429
Coeur Mining, Inc.*	12,606	111,941
Commercial Metals Co.	6,247	191,908
Compass Minerals International, Inc.	1,779	105,424
Constellium SE*	6,385	120,996
Gatos Silver, Inc.*	1,800	31,482
Haynes International, Inc.	650	22,997
Hecla Mining Co.	27,650	205,716
Kaiser Aluminum Corp.	11,377	1,404,946
Materion Corp.	1,060	79,871
MP Materials Corp. (x)*	3,794	139,847
Novagold Resources, Inc.*	12,337	98,819
Olympic Steel, Inc.	512	15,048
Perpetua Resources Corp. (x)*	1,394	10,176
PolyMet Mining Corp. (x)*	1,501	5,419
Ryerson Holding Corp.*	929	13,564
Schnitzer Steel Industries, Inc., Class A	1,348	66,119
SunCoke Energy, Inc.	4,592	32,787
TimkenSteel Corp.*	2,442	34,554
Warrior Met Coal, Inc.	2,677	46,044
Worthington Industries, Inc.	1,801	110,185

		3,324,598

Paper & Forest Products (0.1%)
Clearwater Paper Corp.*	976	28,275
Domtar Corp.*	2,600	142,896
Glatfelter Corp.	2,277	31,810
Neenah, Inc.	897	45,002
Schweitzer-Mauduit International, Inc.	1,628	65,739
Verso Corp., Class A	1,496	26,479

		340,201

Total Materials		30,264,653

Real Estate (3.1%)
Equity Real Estate Investment Trusts (REITs) (2.8%)
Acadia Realty Trust (REIT)	4,408	96,800
Agree Realty Corp. (REIT)	3,499	246,645
Alexander & Baldwin, Inc. (REIT)	4,850	88,852
Alexander’s, Inc. (REIT)	111	29,742
American Assets Trust, Inc. (REIT)	2,598	96,879
American Finance Trust, Inc. (REIT)	5,691	48,260
Apartment Investment and Management Co. (REIT), Class A	7,747	51,982
Apple Hospitality REIT, Inc. (REIT)	10,922	166,670
Armada Hoffler Properties, Inc. (REIT)	2,923	38,847
Ashford Hospitality Trust, Inc. (REIT) (x)*	5,700	25,992
Braemar Hotels & Resorts, Inc. (REIT) (x)*	2,314	14,370
Brandywine Realty Trust (REIT)	8,826	121,004
Broadstone Net Lease, Inc. (REIT) (x)	7,402	173,281
BRT Apartments Corp. (REIT)	500	8,670

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
CareTrust REIT, Inc. (REIT)	5,136	$119,309
CatchMark Timber Trust, Inc. (REIT), Class A	2,350	27,495
Centerspace (REIT)	688	54,283
Chatham Lodging Trust (REIT)*	2,487	32,008
City Office REIT, Inc. (REIT)	2,222	27,619
Clipper Realty, Inc. (REIT)	979	7,196
Columbia Property Trust, Inc. (REIT)	5,964	103,714
Community Healthcare Trust, Inc. (REIT)	1,200	56,952
CorePoint Lodging, Inc. (REIT)*	2,046	21,892
Corporate Office Properties Trust (REIT)	1,124	31,461
CTO Realty Growth, Inc. (REIT)	354	18,946
DiamondRock Hospitality Co. (REIT)*	11,189	108,533
DigitalBridge Group, Inc. (REIT) (x)*	24,869	196,465
Diversified Healthcare Trust (REIT)	12,344	51,598
Easterly Government Properties, Inc. (REIT)	4,498	94,818
EastGroup Properties, Inc. (REIT)	2,068	340,083
Empire State Realty Trust, Inc. (REIT), Class A	7,438	89,256
Equity Commonwealth (REIT)	6,101	159,846
Essential Properties Realty Trust, Inc. (REIT)	6,089	164,647
Farmland Partners, Inc. (REIT)	1,139	13,725
Four Corners Property Trust, Inc. (REIT)	3,957	109,253
Franklin Street Properties Corp. (REIT)	5,367	28,230
GEO Group, Inc. (The) (REIT) (x)	6,078	43,275
Getty Realty Corp. (REIT)	2,072	64,543
Gladstone Commercial Corp. (REIT)	1,744	39,345
Gladstone Land Corp. (REIT) (x)	1,310	31,519
Global Medical REIT, Inc. (REIT)	2,949	43,527
Global Net Lease, Inc. (REIT)	5,037	93,184
Healthcare Realty Trust, Inc. (REIT)	21,769	657,424
Hersha Hospitality Trust (REIT)*	1,679	18,066
Highwoods Properties, Inc. (REIT)	13,979	631,431
Independence Realty Trust, Inc. (REIT)	5,314	96,874
Indus Realty Trust, Inc. (REIT)	227	14,903
Industrial Logistics Properties Trust (REIT)	3,380	88,353
Innovative Industrial Properties, Inc. (REIT) (x)	1,233	235,528
iStar, Inc. (REIT) (x)	3,681	76,307
Kite Realty Group Trust (REIT)	4,338	95,479
Lexington Realty Trust (REIT)	14,271	170,538
LTC Properties, Inc. (REIT)	2,025	77,740
Macerich Co. (The) (REIT)	10,280	187,610
Mack-Cali Realty Corp. (REIT)	4,569	78,358
Monmouth Real Estate Investment Corp. (REIT)	5,161	96,614
National Health Investors, Inc. (REIT)	2,276	152,606
National Storage Affiliates Trust (REIT)	3,651	184,595
NETSTREIT Corp. (REIT)	2,064	47,596
New Senior Investment Group, Inc. (REIT)	4,260	37,403
NexPoint Residential Trust, Inc. (REIT)	1,225	67,350
Office Properties Income Trust (REIT)	2,491	73,011
One Liberty Properties, Inc. (REIT) (x)	949	26,942
Outfront Media, Inc. (REIT)*	7,570	181,907
Paramount Group, Inc. (REIT)	9,711	97,790
Pebblebrook Hotel Trust (REIT)	6,762	159,245
Physicians Realty Trust (REIT)	11,217	207,178
Piedmont Office Realty Trust, Inc. (REIT), Class A	6,451	119,150
Plymouth Industrial REIT, Inc. (REIT)	1,435	28,729
Postal Realty Trust, Inc. (REIT), Class A (x)	627	11,436
PotlatchDeltic Corp. (REIT)	3,435	182,570
Preferred Apartment Communities, Inc. (REIT), Class A	2,372	23,127
PS Business Parks, Inc. (REIT)	1,045	154,744
QTS Realty Trust, Inc. (REIT), Class A	3,583	276,966
Retail Opportunity Investments Corp. (REIT)	6,048	106,808
Retail Properties of America, Inc. (REIT), Class A	11,158	127,759
Retail Value, Inc. (REIT)	833	18,118
RLJ Lodging Trust (REIT)	8,516	129,699
RPT Realty (REIT)	4,194	54,438
Ryman Hospitality Properties, Inc. (REIT)*	2,821	222,746
Sabra Health Care REIT, Inc. (REIT)	11,218	204,168
Safehold, Inc. (REIT)	974	76,459
Saul Centers, Inc. (REIT)	615	27,952
Seritage Growth Properties (REIT), Class A (x)*	2,038	37,499
Service Properties Trust (REIT)	8,537	107,566
SITE Centers Corp. (REIT)	9,013	135,736
STAG Industrial, Inc. (REIT)	8,370	313,289
Summit Hotel Properties, Inc. (REIT)*	5,627	52,500
Sunstone Hotel Investors, Inc. (REIT)*	20,721	257,355
Tanger Factory Outlet Centers, Inc. (REIT) (x)	5,218	98,359
Terreno Realty Corp. (REIT)	3,567	230,143
UMH Properties, Inc. (REIT)	2,052	44,775
Uniti Group, Inc. (REIT)	10,116	107,128
Universal Health Realty Income Trust (REIT)	680	41,854
Urban Edge Properties (REIT)	6,023	115,039
Urstadt Biddle Properties, Inc. (REIT), Class A	1,663	32,229
Washington REIT (REIT)	4,404	101,292
Whitestone REIT (REIT)	2,031	16,756
Xenia Hotels & Resorts, Inc. (REIT)*	5,928	111,031

		10,708,984

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Real Estate Management & Development (0.3%)
Cushman & Wakefield plc (x)*	6,101	$106,584
eXp World Holdings, Inc. (x)*	3,228	125,150
Fathom Holdings, Inc. (x)*	274	8,984
Forestar Group, Inc.*	848	17,732
FRP Holdings, Inc.*	348	19,377
Kennedy-Wilson Holdings, Inc.	6,246	124,108
Marcus & Millichap, Inc.*	1,235	48,004
Newmark Group, Inc., Class A	7,761	93,210
Rafael Holdings, Inc., Class B*	507	25,882
RE/MAX Holdings, Inc., Class A	918	30,597
Realogy Holdings Corp.*	5,992	109,174
Redfin Corp. (x)*	5,291	335,502
RMR Group, Inc. (The), Class A	794	30,680
St Joe Co. (The)	1,733	77,309
Tejon Ranch Co.*	1,151	17,507

		1,169,800

Total Real Estate		11,878,784

Utilities (2.2%)
Electric Utilities (0.7%)
ALLETE, Inc.	2,731	191,115
IDACORP, Inc.	16,762	1,634,295
MGE Energy, Inc.	1,895	141,064
Otter Tail Corp.	2,140	104,453
PNM Resources, Inc.	4,453	217,173
Portland General Electric Co.	4,682	215,747
Spark Energy, Inc., Class A (x)	571	6,469

		2,510,316

Gas Utilities (0.4%)
Brookfield Infrastructure Corp., Class A	1,904	143,561
Chesapeake Utilities Corp.	896	107,816
New Jersey Resources Corp.	5,026	198,879
Northwest Natural Holding Co.	1,588	83,402
ONE Gas, Inc.	2,743	203,311
South Jersey Industries, Inc.	5,358	138,933
Southwest Gas Holdings, Inc.	3,019	199,828
Spire, Inc.	4,753	343,499

		1,419,229

Independent Power and Renewable Electricity Producers (0.1%)
Clearway Energy, Inc., Class A	1,836	46,304
Clearway Energy, Inc., Class C	4,268	113,017
Ormat Technologies, Inc.	2,357	163,882
Sunnova Energy International, Inc.*	4,476	168,566

		491,769

Multi-Utilities (0.9%)
Avista Corp.	3,607	153,911
Black Hills Corp.	48,876	3,207,732
NorthWestern Corp.	2,642	159,101
Unitil Corp.	770	40,787

		3,561,531

Water Utilities (0.1%)
American States Water Co.	1,919	152,676
Artesian Resources Corp., Class A	423	15,554
Cadiz, Inc. (x)*	1,035	14,076
California Water Service Group	2,691	149,458
Global Water Resources, Inc.	677	11,563
Middlesex Water Co.	899	73,475
Pure Cycle Corp.*	1,083	14,967
SJW Group	1,442	91,278
York Water Co. (The)	677	30,668

		553,715

Total Utilities		8,536,560

Total Common Stocks (88.7%) (Cost $230,415,615)		344,879,334

	Number of Rights	Value (Note 1)
RIGHTS:
Health Care (0.0%)
Biotechnology (0.0%)
Contra Aduro Biotech I, CVR (r)*	1,038	—
Oncternal Therapeutics, Inc., CVR (r)*	36	—

Total Rights (0.0%) (Cost $3,114)		—

	Number of Warrants	Value (Note 1)
WARRANTS:
Energy (0.0%)
Energy Equipment & Services (0.0%)
Nabors Industries Ltd., expiring 6/11/26* (Cost $—)	17	170

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Companies (8.6%)
BlackRock Liquidity FedFund, Institutional Shares (xx)	1,000,000	1,000,000
JPMorgan Prime Money Market Fund, IM Shares	32,190,364	32,206,460

Total Investment Companies		33,206,460

	Principal Amount	Value (Note 1)
Repurchase Agreements (2.0%)
Citigroup Global Markets, Inc., 0.07%, dated 6/30/21, due 7/1/21, repurchase price $6,600,404, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-5.000%, maturing 4/30/22-2/15/42; total market value $6,732,399. (xx)	$6,600,391	6,600,391
Deutsche Bank AG, 0.17%, dated 6/30/21, due 7/1/21, repurchase price $100,000, collateralized by various Foreign Government Agency Securities, ranging from 0.125%-1.875%, maturing 2/12/22-2/15/23; total market value $102,004. (xx)	100,000	100,000

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Principal Amount	Value (Note 1)
HSBC Bank plc, 0.10%, dated 6/30/21, due 7/1/21, repurchase price $600,002, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-6.125%, maturing 7/15/21-2/15/50; total market value $612,247. (xx)	$600,000	$600,000
HSBC Bank plc, 0.10%, dated 6/30/21, due 7/1/21, repurchase price $600,002, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-6.125%, maturing 7/15/21-2/15/50; total market value $612,247. (xx)	600,000	600,000

Total Repurchase Agreements		7,900,391

Total Short-Term Investments (10.6%) (Cost $41,101,396)		41,106,851

Total Investments in Securities (99.3%) (Cost $271,520,125)		385,986,355
Other Assets Less Liabilities (0.7%)		2,647,019

Net Assets (100%)		$388,633,374

*	Non-income producing.
‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.
(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At June 30, 2021, the market value of these securities amounted to $592,218 or 0.2% of net assets.

(r)	Value determined using significant unobservable inputs.
(x)	All or a portion of security is on loan at June 30, 2021.
(xx)

At June 30, 2021, the Portfolio had loaned securities with a total value of $13,093,898. This was collateralized by $4,705,759 of various U.S. Government Treasury Securities, ranging from 0.000% - 8.000%, maturing 7/8/21 - 5/15/51 and by cash of $8,912,859, of which $8,900,391 was subsequently invested in an investment company and joint repurchase agreements as detailed in the Notes to the Financial Statements.

Glossary:

CVR	— Contingent Value Right
USD	— United States Dollar

Investments in companies which were affiliates for the six months ended June 30, 2021, were as follows:

Security Description	Shares at June 30, 2021	Market Value December 31, 2020 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value June 30, 2021 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
COMMON STOCKS:
Financials
Mortgage Real Estate Investment Trusts (REITs)
PennyMac Mortgage Investment Trust (REIT)	5,098	105,681	—	(18,149)	(1,721)	21,553	107,364	2,639	—
Thrifts & Mortgage Finance
PennyMac Financial Services, Inc.	1,837	171,071	—	(48,792)	16,257	(25,156)	113,380	959	—

Total		276,752	—	(66,941)	14,536	(3,603)	220,744	3,598	—

Futures contracts outstanding as of June 30, 2021 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Russell 2000 E-Mini Index	366	9/2021	USD	42,232,740	(234,223)

					(234,223)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2021:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Communication Services	$5,896,942	$—	$—		$5,896,942
Consumer Discretionary	41,457,948	3,377,958	—	(a)	44,835,906
Consumer Staples	5,563,480	3,474,364	—		9,037,844
Energy	18,875,743	565,128	—		19,440,871
Financials	65,342,142	—	—		65,342,142
Health Care	38,215,425	—	—		38,215,425
Industrials	69,787,985	4,585,500	—		74,373,485
Information Technology	34,716,514	2,337,903	2,305		37,056,722
Materials	28,253,140	2,011,513	—		30,264,653
Real Estate	11,878,784	—	—		11,878,784
Utilities	8,536,560	—	—		8,536,560
Rights
Health Care	—	—	—	(a)	— (a)
Short-Term Investments
Investment Companies	33,206,460	—	—		33,206,460
Repurchase Agreements	—	7,900,391	—		7,900,391
Warrant
Energy	170	—	—		170

Total Assets	$361,731,293	$24,252,757	$2,305		$385,986,355

Liabilities:
Futures	$(234,223)	$—	$—		$(234,223)

Total Liabilities	$(234,223)	$—	$—		$(234,223)

Total	$361,497,070	$24,252,757	$2,305		$385,752,132

(a)	Value is zero.

Fair Values of Derivative Instruments as of June 30, 2021:

	Statement of Assets and Liabilities
Derivatives Contracts^	Liability Derivatives	Fair Value
Equity contracts	Payables, Net assets – Unrealized depreciation	$(234,223	)*

Total		$(234,223)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2021:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$7,071,781	$7,071,781

Total	$7,071,781	$7,071,781

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$(1,364,253)	$(1,364,253)

Total	$(1,364,253)	$(1,364,253)

^ This Portfolio held futures contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

The Portfolio held futures contracts with an average notional balance of approximately $37,118,000 during the six months ended June 30, 2021.

Investment security transactions for the six months ended June 30, 2021 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities (affiliated 3%)*	$77,437,639
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities (affiliated 9%)*	$112,862,579

*	During the six months ended June 30, 2021, the Portfolio engaged in purchases and sales of securities pursuant to Rule 17a-7 of the 1940 Act (amount is percentage of total Purchases and/or Sales).

As of June 30, 2021, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$123,680,076
Aggregate gross unrealized depreciation	(10,818,510)

Net unrealized appreciation	$112,861,566

Federal income tax cost of investments in securities and derivative instruments, if applicable	$272,890,566

For the six months ended June 30, 2021, the Portfolio incurred approximately $6 as brokerage commissions with Bernstein Autonomous LLP and $6,043 as brokerage commissions with Sanford C. Bernstein & Co., affiliated broker/dealers.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2021 (Unaudited)

ASSETS
Investments in Securities, at value (x)
Affiliated Issuers (Cost $158,388)	$220,744
Unaffiliated Issuers (Cost $263,461,346)	377,865,220
Repurchase Agreements (Cost $7,900,391)	7,900,391
Cash	9,588,583
Foreign cash (Cost $28)	27
Cash held as collateral at broker for futures	2,396,600
Dividends, interest and other receivables	224,910
Due from Custodian	123,344
Receivable for securities sold	116,955
Due from broker for futures variation margin	59,063
Receivable for Portfolio shares sold	18,590
Securities lending income receivable	6,234
Other assets	3,757

Total assets	398,524,418

LIABILITIES
Payable for return of collateral on securities loaned	8,900,391
Payable for securities purchased	347,004
Payable for Portfolio shares redeemed	271,785
Investment management fees payable	200,889
Administrative fees payable	38,110
Distribution fees payable – Class IB	34,085
Distribution fees payable – Class IA	535
Accrued expenses	98,245

Total liabilities	9,891,044

NET ASSETS	$388,633,374

Net assets were comprised of:
Paid in capital	$237,717,695
Total distributable earnings (loss)	150,915,679

Net assets	$388,633,374

Class IA
Net asset value, offering and redemption price per share, $2,568,922 / 131,505 shares outstanding (unlimited amount authorized: $0.01 par value)	$19.53

Class IB
Net asset value, offering and redemption price per share, $164,009,306 / 8,384,451 shares outstanding (unlimited amount authorized: $0.01 par value)	$19.56

Class K
Net asset value, offering and redemption price per share, $222,055,146 / 11,351,286 shares outstanding (unlimited amount authorized: $0.01 par value)	$19.56

(x)	Includes value of securities on loan of $13,093,898.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2021 (Unaudited)

INVESTMENT INCOME
Dividends ($3,598 of dividend income received from affiliates) (net of $20,688 foreign withholding tax)	$2,477,640
Interest	246
Securities lending (net)	42,970

Total income	2,520,856

EXPENSES
Investment management fees	1,347,236
Administrative fees	229,266
Distribution fees – Class IB	196,906
Custodian fees	62,557
Professional fees	29,896
Printing and mailing expenses	20,599
Trustees’ fees	4,839
Distribution fees – Class IA	3,133
Miscellaneous	3,730

Gross expenses	1,898,162
Less: Waiver from investment manager	(155,900)

Net expenses	1,742,262

NET INVESTMENT INCOME (LOSS)	778,594

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities ($14,536 realized gain (loss) from affiliates)	33,928,836
Futures contracts	7,071,781
Foreign currency transactions	4,574

Net realized gain (loss)	41,005,191

Change in unrealized appreciation (depreciation) on:
Investments in securities ($(3,603) of change in unrealized appreciation (depreciation) from affiliates)	24,815,238
Futures contracts	(1,364,253)
Foreign currency translations	(878)

Net change in unrealized appreciation (depreciation)	23,450,107

NET REALIZED AND UNREALIZED GAIN (LOSS)	64,455,298

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$65,233,892

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31, 2020
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$778,594	$2,341,935
Net realized gain (loss)	41,005,191	17,879,969
Net change in unrealized appreciation (depreciation)	23,450,107	28,976,994

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	65,233,892	49,198,898

Distributions to shareholders:
Class IA	—	(130,949)
Class IB	—	(8,076,936)
Class K	—	(13,121,100)

Total distributions to shareholders	—	(21,328,985)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 9,490 and 9,290 shares, respectively ]	183,168	131,859
Capital shares issued in reinvestment of dividends and distributions [ 0 and 8,443 shares, respectively ]	—	130,949
Capital shares repurchased [ (15,440) and (36,843) shares, respectively ]	(290,739)	(508,614)

Total Class IA transactions	(107,571)	(245,806)

Class IB
Capital shares sold [ 1,009,089 and 794,855 shares, respectively ]	19,435,876	10,875,620
Capital shares issued in reinvestment of dividends and distributions [ 0 and 520,160 shares, respectively ]	—	8,076,936
Capital shares repurchased [ (1,140,071) and (1,679,474) shares, respectively ]	(21,503,671)	(23,413,659)

Total Class IB transactions	(2,067,795)	(4,461,103)

Class K
Capital shares sold [ 3,830 and 3,639,561 shares, respectively ]	72,121	43,252,269
Capital shares issued in reinvestment of dividends and distributions [ 0 and 845,857 shares, respectively ]	—	13,121,100
Capital shares repurchased [ (1,928,108) and (2,701,570) shares, respectively ]	(35,191,340)	(38,748,909)

Total Class K transactions	(35,119,219)	17,624,460

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(37,294,585)	12,917,551

TOTAL INCREASE (DECREASE) IN NET ASSETS	27,939,307	40,787,464
NET ASSETS:
Beginning of period	360,694,067	319,906,603

End of period	$388,633,374	$360,694,067

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31,
Class IA			2020	2019	2018	2017		2016
Net asset value, beginning of period	$16.44		$15.58	$13.25	$17.56	$17.32		$13.91

Income (loss) from investment operations:
Net investment income (loss) (e)	0.02		0.09	0.13	0.09	0.07	##	0.02
Net realized and unrealized gain (loss)	3.07		1.76	3.23	(2.18)	1.92		3.45

Total from investment operations	3.09		1.85	3.36	(2.09)	1.99		3.47

Less distributions:
Dividends from net investment income	—		(0.11)	(0.14)	(0.10)	(0.09)		(0.06)
Distributions from net realized gains	—		(0.88)	(0.89)	(2.12)	(1.66)		—

Total dividends and distributions	—		(0.99)	(1.03)	(2.22)	(1.75)		(0.06)

Net asset value, end of period	$19.53		$16.44	$15.58	$13.25	$17.56		$17.32

Total return (b)	18.80%		12.33%	25.53%	(12.86)%	11.72%		24.92%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$2,569		$2,260	$2,439	$2,337	$3,545		$3,712
Ratio of expenses to average net assets:
After waivers (a)(f)	1.05%		1.09%	1.10%	1.10%	1.10%		1.13%
Before waivers (a)(f)	1.13%		1.15%	1.16%	1.15%	1.14%		1.15%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	0.25%		0.62%	0.86%	0.53%	0.42	%(aa)	0.15%
Before waivers (a)(f)	0.17%		0.56%	0.80%	0.48%	0.38	%(aa)	0.13%
Portfolio turnover rate^	23	%(z)	55%	41%	36%	26%		23%

	Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31,
Class IB			2020	2019	2018	2017		2016
Net asset value, beginning of period	$16.46		$15.60	$13.27	$17.58	$17.33		$13.93

Income (loss) from investment operations:
Net investment income (loss) (e)	0.02		0.09	0.13	0.09	0.07	##	0.02
Net realized and unrealized gain (loss)	3.08		1.76	3.23	(2.18)	1.93		3.44

Total from investment operations	3.10		1.85	3.36	(2.09)	2.00		3.46

Less distributions:
Dividends from net investment income	—		(0.11)	(0.14)	(0.10)	(0.09)		(0.06)
Distributions from net realized gains	—		(0.88)	(0.89)	(2.12)	(1.66)		—

Total dividends and distributions	—		(0.99)	(1.03)	(2.22)	(1.75)		(0.06)

Net asset value, end of period	$19.56		$16.46	$15.60	$13.27	$17.58		$17.33

Total return (b)	18.83%		12.31%	25.49%	(12.83)%	11.77%		24.82%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$164,009		$140,170	$138,508	$119,355	$160,058		$166,454
Ratio of expenses to average net assets:
After waivers (a)(f)	1.05%		1.09%	1.10%	1.10%	1.10%		1.13%
Before waivers (a)(f)	1.13%		1.15%	1.16%	1.15%	1.14%		1.15%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	0.25%		0.62%	0.86%	0.53%	0.42	%(aa)	0.16%
Before waivers (a)(f)	0.17%		0.56%	0.80%	0.48%	0.38	%(aa)	0.13%
Portfolio turnover rate^	23	%(z)	55%	41%	36%	26%		23%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31,
Class K			2020	2019	2018	2017		2016
Net asset value, beginning of period	$16.44		$15.57	$13.25	$17.56	$17.31		$13.91

Income (loss) from investment operations:
Net investment income (loss) (e)	0.05		0.12	0.17	0.14	0.12	##	0.06
Net realized and unrealized gain (loss)	3.07		1.77	3.22	(2.18)	1.92		3.44

Total from investment operations	3.12		1.89	3.39	(2.04)	2.04		3.50

Less distributions:
Dividends from net investment income	—		(0.14)	(0.18)	(0.15)	(0.13)		(0.10)
Distributions from net realized gains	—		(0.88)	(0.89)	(2.12)	(1.66)		—

Total dividends and distributions	—		(1.02)	(1.07)	(2.27)	(1.79)		(0.10)

Net asset value, end of period	$19.56		$16.44	$15.57	$13.25	$17.56		$17.31

Total return (b)	18.98%		12.63%	25.74%	(12.61)%	12.05%		25.17%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$222,055		$218,265	$178,960	$119,209	$139,469		$138,729
Ratio of expenses to average net assets:
After waivers (a)(f)	0.80%		0.84%	0.85%	0.85%	0.85%		0.88%
Before waivers (a)(f)	0.88%		0.90%	0.91%	0.91%	0.89%		0.90%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	0.51%		0.87%	1.12%	0.79%	0.67	%(aa)	0.40%
Before waivers (a)(f)	0.43%		0.80%	1.06%	0.74%	0.62	%(aa)	0.38%
Portfolio turnover rate^	23	%(z)	55%	41%	36%	26%		23%
##	Includes income resulting from a special dividend. Without this dividend, the per share income amounts would be $0.05, $0.05 and $0.09 for Class IA, Class IB and Class K, respectively.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(z)	Portfolio turnover rate for periods less than one year is not annualized.
(aa)	Includes income resulting from a special dividend. Without this dividend, the ratios for each class would have been 0.14% lower.

See Notes to Financial Statements.

EQ/FRANKLIN STRATEGIC INCOME PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2021	% of Net Assets
Foreign Government Securities	9.7%
Consumer Discretionary	9.2
Collateralized Mortgage Obligations	8.8
Industrials	8.2
Communication Services	7.5
Materials	7.4
Financials	6.6
Energy	6.0
Asset-Backed Securities	5.3
Consumer Staples	4.4
U.S. Treasury Obligations	4.2
Health Care	4.0
Utilities	3.9
Information Technology	3.9
Mortgage-Backed Securities	2.6
Real Estate	2.5
Exchange Traded Fund	1.7
Municipal Bonds	1.4
Investment Companies	0.8
Supranational	0.7
Repurchase Agreements	0.4
Commercial Mortgage-Backed Securities	0.0 #
Cash and Other	0.8

100.0%

#	Less than 0.05%.

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2021 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/21	Ending Account Value 6/30/21	Expenses Paid During Period* 1/1/21 - 6/30/21
Class IB
Actual	$1,000.00	$1,011.20	$4.61
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.21	4.63

* Expenses are equal to the Portfolio’s Class IB shares annualized expense ratio of 0.92%, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

EQ/FRANKLIN STRATEGIC INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2021 (Unaudited)

	Principal Amount		Value (Note 1)

LONG-TERM DEBT SECURITIES:
Asset-Backed Securities (5.3%)
AMMC CLO 15 Ltd.,
Series 2014-15A BRR 1.984%, 1/15/32 (l)§		$250,000	$250,001
Antares CLO Ltd.,
Series 2018-1A B 1.838%, 4/20/31 (l)§		345,000	334,075
Atrium XV,
Series 15A A1 1.343%, 1/23/31 (l)§		300,000	300,007
Series 15A B 1.923%, 1/23/31 (l)§		300,000	300,019
BlueMountain Fuji Eur CLO V DAC,
Series 5A B 1.550%, 1/15/33 (l)§	EUR	250,000	296,823
Burnham Park CLO Ltd.,
Series 2016-1A BR 1.688%, 10/20/29 (l)§		$250,000	250,010
Buttermilk Park CLO Ltd.,
Series 2018-1A C 2.284%, 10/15/31 (l)§		334,000	334,028
Carlyle GMS Finance MM CLO LLC,
Series 2015-1A A2R 2.384%, 10/15/31 (l)§		287,000	287,021
Cedar Funding IX CLO Ltd.,
Series 2018-9A B 1.588%, 4/20/31 (l)§		250,000	247,718
CF Hippolyta LLC,
Series 2020-1 A1 1.690%, 7/15/60§		95,438	97,020
CIFC Funding Ltd.,
Series 2012-2RA B 1.738%, 1/20/28 (l)§		250,000	249,628
Citibank Credit Card Issuance Trust,
Series 2017-A7 A7 0.451%, 8/8/24 (l)		353,000	354,109
Dryden 42 Senior Loan Fund,
Series 2016-42A CR 2.234%, 7/15/30 (l)§		500,000	500,046
Harbor Park CLO Ltd.,
Series 2018-1A B1 1.888%, 1/20/31 (l)§		250,000	250,025
Madison Park Euro Funding VIII DAC,
Series 8A BRN 1.700%, 4/15/32 (l)§	EUR	250,000	296,779
Mill City Mortgage Loan Trust,
Series 2018-4 A1B 3.500%, 4/25/66 (l)§		$268,039	281,659
NZCG Funding Ltd.,
Series 2015-1A A2R 1.691%, 2/26/31 (l)§		518,000	518,063
OCP CLO Ltd.,
Series 2014-5A BR 1.976%, 4/26/31 (l)§		250,000	248,230
Octagon 53 Ltd.,
Series 2021-1A C 2.018%, 4/15/34 (l)§		150,000	149,956
Octagon Investment Partners 28 Ltd.,
Series 2016-1A BR 1.976%, 10/24/30 (l)§		250,000	250,011
United Airlines Pass-Through Trust,
Series 2020-1 B 4.875%, 1/15/26		48,525	51,460
Voya CLO Ltd.,
Series 2013-2A A2AR 1.576%, 4/25/31 (l)§		300,000	297,346

Total Asset-Backed Securities			6,144,034

Collateralized Mortgage Obligations (8.8%)
BRAVO Residential Funding Trust,
Series 2019-1 A1C 3.500%, 3/25/58§		102,462	104,988
Series 2019-2 A3 3.500%, 10/25/44 (l)§		166,584	173,557
CIM Trust,
Series 2019-INV1 A1 4.000%, 2/25/49 (l)§		77,149	78,258
Series 2019-INV2 A3 4.000%, 5/25/49 (l)§		137,441	139,593
FHLMC STACR REMIC Trust,
Series 2020-DNA2 M2 1.942%, 2/25/50 (l)§		518,588	522,809
Series 2020-HQA3 M2 3.692%, 7/25/50 (l)§		182,832	185,105
FHLMC Structured Agency Credit Risk Debt Notes,
Series 2013-DN2 M2 4.341%, 11/25/23 (l)		247,366	254,118
Series 2014-DN2 M3 3.692%, 4/25/24 (l)		197,664	200,642
Series 2014-DN4 M3 4.642%, 10/25/24 (l)		76,104	77,445
Series 2015-DNA3 M3 4.791%, 4/25/28 (l)		370,896	383,807
Series 2015-HQA1 M3 4.791%, 3/25/28 (l)		310,996	320,859
Series 2016-DNA1 M3 5.641%, 7/25/28 (l)		280,160	293,509
Series 2016-DNA2 M3 4.741%, 10/25/28 (l)		271,084	283,145
Series 2017-DNA1 M2 3.341%, 7/25/29 (l)		273,127	282,950
Series 2017-DNA2 M2 3.542%, 10/25/29 (l)		290,000	302,969
Series 2017-DNA3 M2 2.591%, 3/25/30 (l)		870,000	889,369
Series 2017-HQA1 M2 3.642%, 8/25/29 (l)		209,114	216,334
FNMA,
Series 2013-C01 M2 5.342%, 10/25/23 (l)		245,082	256,376
Series 2014-C01 M2 4.492%, 1/25/24 (l)		309,747	320,269
Series 2014-C02 1M2 2.692%, 5/25/24 (l)		180,290	181,336
Series 2014-C02 2M2 2.692%, 5/25/24 (l)		297,731	300,712
Series 2014-C03 1M2 3.092%, 7/25/24 (l)		278,715	280,823
Series 2014-C03 2M2 2.991%, 7/25/24 (l)		167,240	168,931
Series 2015-C01 1M2 4.391%, 2/25/25 (l)		59,804	61,213

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN STRATEGIC INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Principal Amount	Value (Note 1)
Series 2015-C01 2M2 4.642%, 2/25/25 (l)	$12,076	$12,148
Series 2015-C02 1M2 4.092%, 5/25/25 (l)	213,601	218,030
Series 2015-C02 2M2 4.092%, 5/25/25 (l)	44,112	44,659
Series 2015-C03 1M2 5.092%, 7/25/25 (l)	302,848	311,428
Series 2015-C03 2M2 5.092%, 7/25/25 (l)	66,986	67,869
Series 2016-C02 1M2 6.091%, 9/25/28 (l)	163,173	172,205
Series 2016-C04 1M2 4.341%, 1/25/29 (l)	385,512	402,391
Series 2016-C05 2M2 4.542%, 1/25/29 (l)	270,210	282,926
Series 2016-C06 1M2 4.341%, 4/25/29 (l)	160,378	166,714
Series 2016-C07 2M2 4.442%, 5/25/29 (l)	305,676	320,414
Series 2017-C01 1M2 3.642%, 7/25/29 (l)	302,737	314,291
Series 2017-C03 1M2 3.092%, 10/25/29 (l)	606,123	624,963
Series 2017-C04 2M2 2.941%, 11/25/29 (l)	33,938	34,776
Series 2017-C05 1M2 2.292%, 1/25/30 (l)	407,412	413,907
J.P. Morgan Mortgage Trust,
Series 2021-6 A4 2.500%, 10/25/51 (l)§	389,956	399,305
Provident Funding Mortgage Trust,
Series 2019-1 A2 3.000%, 12/25/49 (l)§	68,456	69,224
Series 2020-1 A3 3.000%, 2/25/50 (l)§	25,888	25,940

Total Collateralized Mortgage Obligations		10,160,307

Commercial Mortgage-Backed Security (0.0%)
Commercial Mortgage Trust,
Series 2006-GG7 AJ 6.214%, 7/10/38 (l)	48,197	42,896

Total Commercial Mortgage-Backed Security		42,896

Corporate Bonds (55.7%)
Communication Services (5.9%)
Diversified Telecommunication Services (1.2%)
Altice France Holding SA 6.000%, 2/15/28§	400,000	395,943
AT&T, Inc. 3.650%, 9/15/59§	150,000	152,299
Bell Canada (The) 4.464%, 4/1/48	50,000	61,713
CCO Holdings LLC 4.500%, 8/15/30§	100,000	104,000
4.500%, 5/1/32	300,000	310,875
Virgin Media Secured Finance plc 4.500%, 8/15/30§	400,000	403,000

		1,427,830

Entertainment (0.5%)
Live Nation Entertainment, Inc. 3.750%, 1/15/28§	100,000	100,230
Netflix, Inc. 5.875%, 11/15/28	300,000	367,500
WMG Acquisition Corp. 3.000%, 2/15/31§	100,000	94,750

		562,480

Interactive Media & Services (0.4%)
Tencent Holdings Ltd. 2.390%, 6/3/30§	400,000	398,344

Media (2.9%)
Altice Financing SA 7.500%, 5/15/26§	300,000	312,390
Charter Communications Operating LLC
2.800%, 4/1/31	500,000	511,630
Clear Channel International BV 6.625%, 8/1/25§	100,000	105,083
Clear Channel Outdoor Holdings, Inc. 7.750%, 4/15/28§	100,000	104,752
7.500%, 6/1/29§	100,000	103,284
Clear Channel Worldwide Holdings, Inc.
5.125%, 8/15/27§	100,000	102,000
Diamond Sports Group LLC 5.375%, 8/15/26§	200,000	128,500
6.625%, 8/15/27 (x)§	100,000	49,000
Gray Television, Inc. 4.750%, 10/15/30§	300,000	297,750
News Corp. 3.875%, 5/15/29§	100,000	101,000
Nexstar Broadcasting, Inc. 4.750%, 11/1/28§	300,000	308,250
Outfront Media Capital LLC 4.250%, 1/15/29§	300,000	301,500
Sinclair Television Group, Inc. 5.500%, 3/1/30 (x)§	100,000	101,959
4.125%, 12/1/30§	200,000	196,000
Sirius XM Radio, Inc. 4.000%, 7/15/28§	200,000	205,712
Univision Communications, Inc. 5.125%, 2/15/25§	379,000	386,656

		3,315,466

Wireless Telecommunication Services (0.9%)
Hughes Satellite Systems Corp. 6.625%, 8/1/26	200,000	223,750
Sprint Communications, Inc. 6.000%, 11/15/22	95,000	100,581
Sprint Corp. 7.875%, 9/15/23	95,000	107,690
T-Mobile USA, Inc. 3.875%, 4/15/30	400,000	445,616
3.300%, 2/15/51	200,000	199,170

		1,076,807

Total Communication Services		6,780,927

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN STRATEGIC INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Principal Amount		Value (Note 1)
Consumer Discretionary (7.7%)
Auto Components (1.2%)
Allison Transmission, Inc. 5.875%, 6/1/29§		$200,000	$218,750
3.750%, 1/30/31§		200,000	195,700
Dana, Inc. 5.625%, 6/15/28		300,000	324,660
Goodyear Tire & Rubber Co. (The) 4.875%, 3/15/27		300,000	318,000
Real Hero Merger Sub 2, Inc. 6.250%, 2/1/29§		300,000	312,000

			1,369,110

Hotels, Restaurants & Leisure (3.8%)
Boyd Gaming Corp. 4.750%, 6/15/31§		200,000	207,056
Caesars Entertainment, Inc. 6.250%, 7/1/25§		200,000	212,092
Caesars Resort Collection LLC 5.750%, 7/1/25§		200,000	210,500
Carnival Corp. 5.750%, 3/1/27§		300,000	313,500
Everi Holdings, Inc. 5.000%, 7/15/29§		200,000	205,000
Genting New York LLC 3.300%, 2/15/26§		200,000	201,993
Golden Nugget, Inc. 6.750%, 10/15/24 (x)§		268,000	269,509
International Game Technology plc
5.250%, 1/15/29§		400,000	428,000
Las Vegas Sands Corp. 3.900%, 8/8/29		250,000	265,877
MGM Resorts International 4.750%, 10/15/28		300,000	318,375
Motion Bondco DAC 6.625%, 11/15/27§		200,000	203,000
NCL Corp. Ltd. 5.875%, 3/15/26§		500,000	525,000
Penn National Gaming, Inc. 4.125%, 7/1/29§		100,000	99,500
Royal Caribbean Cruises Ltd. 3.700%, 3/15/28		250,000	238,570
Studio City Finance Ltd. 5.000%, 1/15/29§		400,000	403,592
TUI Cruises GmbH 6.500%, 5/15/26§	EUR	100,000	122,725
Wynn Macau Ltd. 5.625%, 8/26/28§		$200,000	208,475

			4,432,764

Household Durables (0.6%)
Mohawk Industries, Inc. 3.625%, 5/15/30		400,000	437,819
Williams Scotsman International, Inc.
4.625%, 8/15/28§		300,000	309,810

			747,629

Internet & Direct Marketing Retail (0.3%)
JD.com, Inc. 3.375%, 1/14/30		300,000	320,091

Multiline Retail (0.4%)
K2016470219 South Africa Ltd. 3.000%, 12/31/22 PIK§		234,848	215
Macy’s Retail Holdings LLC 3.625%, 6/1/24		60,000	61,350
Nordstrom, Inc. 4.250%, 8/1/31§		400,000	417,904

			479,469

Specialty Retail (1.1%)
AutoNation, Inc. 4.750%, 6/1/30		50,000	59,168
L Brands, Inc. 5.250%, 2/1/28		100,000	111,500
6.625%, 10/1/30§		100,000	115,250
Lithia Motors, Inc. 3.875%, 6/1/29§		200,000	206,750
4.375%, 1/15/31§		100,000	106,888
Magic Mergeco, Inc. 5.250%, 5/1/28§		100,000	102,375
7.875%, 5/1/29§		100,000	102,750
Park River Holdings, Inc. 6.750%, 8/1/29 (x)§		300,000	303,000
Party City Holdings, Inc.
(ICE LIBOR USD 6 Month + 5.00%, 5.75% Floor), 5.750%, 7/15/25 (k)§		25,029	23,903
Victoria’s Secret & Co. 4.625%, 7/15/29§		100,000	100,000

			1,231,584

Textiles, Apparel & Luxury Goods (0.3%)
Hanesbrands, Inc. 4.875%, 5/15/26§		300,000	323,625

Total Consumer Discretionary			8,904,272

Consumer Staples (4.2%)
Beverages (0.7%)
Anheuser-Busch InBev Worldwide, Inc.
3.500%, 6/1/30		500,000	556,263
Primo Water Holdings, Inc. 4.375%, 4/30/29§		300,000	299,250

			855,513

Food & Staples Retailing (0.2%)
Cencosud SA 4.375%, 7/17/27§		200,000	218,538

Food Products (1.8%)
B&G Foods, Inc. 5.250%, 9/15/27		400,000	416,000
Bimbo Bakeries USA, Inc. 4.000%, 5/17/51§		200,000	214,250
Chobani LLC 4.625%, 11/15/28§		400,000	413,000
JBS Finance Luxembourg Sarl 3.625%, 1/15/32§		200,000	199,000
Kraft Heinz Foods Co. 3.875%, 5/15/27		400,000	438,500
MHP Lux SA 6.950%, 4/3/26§		200,000	211,537
Post Holdings, Inc. 4.500%, 9/15/31§		200,000	199,560

			2,091,847

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN STRATEGIC INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Principal Amount		Value (Note 1)
Household Products (0.9%)
Central Garden & Pet Co. 4.125%, 4/30/31§		$300,000	$301,125
Energizer Holdings, Inc. 4.375%, 3/31/29§		300,000	299,625
Kimberly-Clark de Mexico SAB de CV 2.431%, 7/1/31§		200,000	197,875
Spectrum Brands, Inc. 5.500%, 7/15/30§		100,000	107,875
3.875%, 3/15/31§		100,000	98,263

			1,004,763

Personal Products (0.4%)
Oriflame Investment Holding plc 5.125%, 5/4/26§		200,000	205,750
Prestige Brands, Inc. 3.750%, 4/1/31§		300,000	288,938

			494,688

Tobacco (0.2%)
Altria Group, Inc. 3.400%, 5/6/30		150,000	158,456
BAT Capital Corp. 4.540%, 8/15/47		50,000	52,280

			210,736

Total Consumer Staples			4,876,085

Energy (5.8%)
Energy Equipment & Services (0.3%)
Nabors Industries Ltd. 7.250%, 1/15/26§		200,000	195,500
Weatherford International Ltd. 11.000%, 12/1/24§		97,000	100,880

			296,380

Oil, Gas & Consumable Fuels (5.5%)
Antero Resources Corp. 8.375%, 7/15/26§		100,000	113,250
7.625%, 2/1/29§		100,000	110,750
Apache Corp. 4.625%, 11/15/25		200,000	215,000
4.875%, 11/15/27		200,000	216,160
Cheniere Energy Partners LP 4.000%, 3/1/31§		300,000	313,125
Cheniere Energy, Inc. 4.625%, 10/15/28§		100,000	105,375
Continental Resources, Inc. 5.750%, 1/15/31§		200,000	239,060
Crestwood Midstream Partners LP 6.000%, 2/1/29§		400,000	419,000
CrownRock LP 5.000%, 5/1/29§		100,000	104,380
CVR Energy, Inc. 5.250%, 2/15/25§		200,000	200,102
DT Midstream, Inc. 4.375%, 6/15/31§		200,000	203,250
Ecopetrol SA 4.125%, 1/16/25		200,000	210,500
Energy Transfer LP 5.200%, 2/1/22		191,000	193,961
EnLink Midstream LLC 5.625%, 1/15/28§		100,000	105,750
5.375%, 6/1/29		300,000	312,375
EnQuest plc 7.000%, 10/15/23 PIK (m)		157,437	143,700
Hilcorp Energy I LP 6.000%, 2/1/31§		200,000	211,320
Martin Midstream Partners LP 10.000%, 2/29/24§		72,740	74,558
11.500%, 2/28/25§		330,330	341,892
MPLX LP 2.650%, 8/15/30		500,000	504,511
Occidental Petroleum Corp. 8.875%, 7/15/30		200,000	267,000
6.125%, 1/1/31		100,000	117,375
6.450%, 9/15/36		100,000	119,560
Petroleos Mexicanos 6.625%, 6/15/35		200,000	192,425
Rattler Midstream LP 5.625%, 7/15/25§		400,000	420,000
Sabine Pass Liquefaction LLC 4.500%, 5/15/30		400,000	460,633
Sanchez Energy Corp. 6.125%, 1/15/23 (h)		57,000	1,140
Sunoco LP 6.000%, 4/15/27		100,000	104,500
4.500%, 5/15/29§		400,000	406,000

			6,426,652

Total Energy			6,723,032

Financials (5.9%)
Banks (3.2%)
Akbank T.A.S. 5.125%, 3/31/25§		400,000	402,325
Banco Santander SA 2.749%, 12/3/30		200,000	198,110
Bank of America Corp. 3.248%, 10/21/27		153,000	166,294
Banque Centrale de Tunisie International Bond
5.625%, 2/17/24 (m)	EUR	700,000	774,673
China Construction Bank Corp.
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.88%), 4.250%, 2/27/29 (k)(m)		$200,000	214,350
Comerica, Inc.
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.29%), 5.625%, 7/1/25 (k)(y)		100,000	111,000
HSBC Holdings plc
(SOFR + 2.39%), 2.848%, 6/4/31 (k)		300,000	310,812
Industrial & Commercial Bank of China Ltd.
3.538%, 11/8/27		250,000	275,828
JPMorgan Chase & Co.
(SOFR + 2.04%), 2.522%, 4/22/31 (k)		300,000	308,556
Lloyds Banking Group plc
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 3.50%), 3.870%, 7/9/25 (k)		200,000	216,667

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN STRATEGIC INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Principal Amount	Value (Note 1)
Societe Generale SA
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.30%), 2.889%, 6/9/32 (k)§	$200,000	$202,428
SVB Financial Group 3.125%, 6/5/30	100,000	106,099
UniCredit SpA
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.55%), 3.127%, 6/3/32 (k)§	200,000	201,091
Wells Fargo & Co.
(SOFR + 2.00%), 2.188%, 4/30/26 (k)	200,000	207,642

		3,695,875

Capital Markets (0.8%)
Israel Electric Corp. Ltd. 4.250%, 8/14/28 (m)	300,000	336,337
Morgan Stanley 3.875%, 1/27/26	305,000	340,456
(ICE LIBOR USD 3 Month + 1.34%), 3.591%, 7/22/28 (k)	191,000	211,420

		888,213

Consumer Finance (0.4%)
FirstCash, Inc. 4.625%, 9/1/28§	300,000	313,605
OneMain Finance Corp. 4.000%, 9/15/30	200,000	197,560

		511,165

Diversified Financial Services (0.3%)
MPH Acquisition Holdings LLC 5.750%, 11/1/28 (x)§	400,000	401,964

Insurance (0.3%)
Arch Capital Group Ltd. 3.635%, 6/30/50	300,000	325,101

Mortgage Real Estate Investment Trusts (REITs) (0.2%)
Apollo Commercial Real Estate Finance, Inc. (REIT)
4.625%, 6/15/29§	200,000	197,220

Thrifts & Mortgage Finance (0.7%)
MGIC Investment Corp. 5.250%, 8/15/28	200,000	211,000
PennyMac Financial Services, Inc. 5.375%, 10/15/25§	300,000	315,000
United Wholesale Mortgage LLC 5.500%, 11/15/25§	300,000	310,659

		836,659

Total Financials		6,856,197

Health Care (3.5%)
Biotechnology (0.3%)
AbbVie, Inc. 3.200%, 11/21/29	300,000	325,085

Health Care Providers & Services (1.5%)
Anthem, Inc. 3.700%, 9/15/49	50,000	55,390
Centene Corp. 5.375%, 6/1/26§	76,000	79,327
4.250%, 12/15/27	200,000	210,250
3.375%, 2/15/30	200,000	208,500
Community Health Systems, Inc. 5.625%, 3/15/27§	200,000	213,000
6.875%, 4/15/29§	100,000	104,730
CVS Health Corp. 4.300%, 3/25/28	57,000	65,542
DaVita, Inc. 4.625%, 6/1/30§	400,000	410,584
Orlando Health Obligated Group 3.777%, 10/1/28	75,000	82,000
Quest Diagnostics, Inc. 2.800%, 6/30/31	50,000	52,173
Tenet Healthcare Corp. 4.250%, 6/1/29§	300,000	303,000

		1,784,496

Life Sciences Tools & Services (0.1%)
Charles River Laboratories International, Inc.
3.750%, 3/15/29§	100,000	101,375

Pharmaceuticals (1.6%)
Bausch Health Americas, Inc. 8.500%, 1/31/27§	100,000	108,690
Bausch Health Cos., Inc. 4.875%, 6/1/28§	200,000	203,750
5.000%, 2/15/29§	100,000	93,250
Bayer US Finance II LLC 4.375%, 12/15/28§	211,000	241,780
Endo Dac 9.500%, 7/31/27§	148,000	150,960
6.000%, 6/30/28§	226,000	152,404
Jazz Securities DAC 4.375%, 1/15/29§	300,000	310,290
Organon & Co. 4.125%, 4/30/28§	200,000	203,460
5.125%, 4/30/31§	200,000	206,040
Par Pharmaceutical, Inc. 7.500%, 4/1/27§	55,000	56,238
Royalty Pharma plc 3.300%, 9/2/40§	100,000	100,391

		1,827,253

Total Health Care		4,038,209

Industrials (6.8%)
Aerospace & Defense (0.5%)
Boeing Co. (The) 2.196%, 2/4/26	200,000	201,940
TransDigm, Inc. 6.250%, 3/15/26§	300,000	316,500

		518,440

Air Freight & Logistics (0.2%)
FedEx Corp. 4.050%, 2/15/48	150,000	172,278

Airlines (0.9%)
American Airlines, Inc. 5.750%, 4/20/29§	300,000	322,875

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN STRATEGIC INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Principal Amount	Value (Note 1)
Delta Air Lines, Inc. 4.500%, 10/20/25§	$300,000	$322,944
Hawaiian Brand Intellectual Property Ltd.
5.750%, 1/20/26§	300,000	322,500
United Airlines, Inc. 4.375%, 4/15/26§	100,000	103,500

		1,071,819

Building Products (0.7%)
Carrier Global Corp. 2.722%, 2/15/30	400,000	414,827
Owens Corning 4.300%, 7/15/47	100,000	116,103
Standard Industries, Inc. 4.750%, 1/15/28§	100,000	104,375
4.375%, 7/15/30§	100,000	103,125
3.375%, 1/15/31§	100,000	95,721

		834,151

Commercial Services & Supplies (1.3%)
Allied Universal Holdco LLC 6.000%, 6/1/29§	400,000	404,544
Atlas LuxCo 4 SARL 4.625%, 6/1/28§	200,000	200,000
Nielsen Finance LLC 4.750%, 7/15/31§	300,000	300,000
Prime Security Services Borrower LLC 3.375%, 8/31/27§	350,000	339,500
Stericycle, Inc. 3.875%, 1/15/29§	300,000	300,000

		1,544,044

Construction & Engineering (0.3%)
Arcosa, Inc. 4.375%, 4/15/29§	100,000	101,750
Great Lakes Dredge & Dock Corp. 5.250%, 6/1/29§	100,000	102,915
Rutas 2 and 7 Finance Ltd. (Zero Coupon), 9/30/36§	200,000	144,000

		348,665

Electrical Equipment (0.3%)
Sensata Technologies BV 4.000%, 4/15/29§	300,000	303,963

Machinery (0.7%)
ATS Automation Tooling Systems, Inc.
4.125%, 12/15/28§	400,000	409,500
TK Elevator U.S. Newco, Inc. 5.250%, 7/15/27§	400,000	421,000

		830,500

Marine (0.4%)
ICTSI Treasury BV 4.625%, 1/16/23 (m)	400,000	423,012

Road & Rail (1.0%)
DAE Funding LLC 4.500%, 8/1/22§	76,000	76,109
1.550%, 8/1/24§	200,000	199,594
5.000%, 8/1/24§	306,000	313,708
Kazakhstan Temir Zholy Finance BV 6.950%, 7/10/42§	200,000	274,787
NESCO Holdings II, Inc. 5.500%, 4/15/29§	100,000	104,125
Russian Railways 5.700%, 4/5/22 (m)	200,000	207,100

		1,175,423

Trading Companies & Distributors (0.5%)
H&E Equipment Services, Inc. 3.875%, 12/15/28§	300,000	295,200
Herc Holdings, Inc. 5.500%, 7/15/27§	200,000	210,344
WESCO Distribution, Inc. 7.250%, 6/15/28§	100,000	111,385

		616,929

Total Industrials		7,839,224

Information Technology (2.4%)
Communications Equipment (0.3%)
CommScope Technologies LLC 5.000%, 3/15/27§	326,000	333,742

Electronic Equipment, Instruments & Components (0.5%)
CDW LLC 3.250%, 2/15/29	200,000	202,000
Flex Ltd. 4.875%, 5/12/30	200,000	232,204
FLIR Systems, Inc. 2.500%, 8/1/30	100,000	100,364

		534,568

IT Services (1.2%)
Cablevision Lightpath LLC 3.875%, 9/15/27§	300,000	297,750
Gartner, Inc. 4.500%, 7/1/28§	200,000	210,750
3.625%, 6/15/29§	100,000	101,250
Northwest Fiber LLC 6.000%, 2/15/28 (x)§	300,000	299,247
Presidio Holdings, Inc. 4.875%, 2/1/27§	300,000	309,000
Tempo Acquisition LLC 6.750%, 6/1/25§	200,000	202,300

		1,420,297

Semiconductors & Semiconductor Equipment (0.1%)
ON Semiconductor Corp. 3.875%, 9/1/28§	100,000	102,803

Software (0.3%)
Blackboard, Inc. 10.375%, 11/15/24§	100,000	105,625
Rocket Software, Inc. 6.500%, 2/15/29§	300,000	296,934

		402,559

Total Information Technology		2,793,969

Materials (7.1%)
Chemicals (3.4%)
Alpek SAB de CV 4.250%, 9/18/29§	200,000	216,912

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN STRATEGIC INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Principal Amount		Value (Note 1)
Anagram International, Inc. 10.000%, 8/15/26 PIK§		$13,895	$13,249
Axalta Coating Systems LLC 3.375%, 2/15/29§		350,000	342,125
Braskem Netherlands Finance BV 4.500%, 1/31/30§		500,000	520,625
CF Industries, Inc. 5.150%, 3/15/34		100,000	121,280
CNAC HK Finbridge Co. Ltd. 4.875%, 3/14/25 (m)		200,000	219,225
CVR Partners LP 6.125%, 6/15/28 (x)§		100,000	102,500
Element Solutions, Inc. 3.875%, 9/1/28§		300,000	306,090
Gates Global LLC 6.250%, 1/15/26§		300,000	314,250
HB Fuller Co. 4.250%, 10/15/28		200,000	206,000
INEOS Quattro Finance 1 plc 3.750%, 7/15/26§	EUR	200,000	243,721
Ingevity Corp. 3.875%, 11/1/28§		$200,000	199,000
Methanex Corp. 5.125%, 10/15/27		200,000	215,000
SABIC Capital II BV 4.500%, 10/10/28 (x)§		200,000	229,913
SCIH Salt Holdings, Inc. 4.875%, 5/1/28§		100,000	100,000
6.625%, 5/1/29§		100,000	100,250
Syngenta Finance NV 4.892%, 4/24/25§		200,000	221,583
Westlake Chemical Corp. 3.375%, 6/15/30		100,000	107,024
Yara International ASA 3.148%, 6/4/30§		100,000	107,270

			3,886,017

Containers & Packaging (1.5%)
Ardagh Metal Packaging Finance USA LLC
4.000%, 9/1/29§		300,000	297,660
Crown Americas LLC 4.750%, 2/1/26		334,000	346,108
Mauser Packaging Solutions Holding Co.
7.250%, 4/15/25§		372,000	364,560
Owens-Brockway Glass Container, Inc.
5.875%, 8/15/23§		134,000	144,050
Reynolds Group Issuer, Inc. 4.000%, 10/15/27§		100,000	99,088
Sealed Air Corp. 4.875%, 12/1/22§		115,000	119,600
5.125%, 12/1/24§		191,000	207,712
5.500%, 9/15/25§		76,000	84,550
WRKCo, Inc. 3.000%, 6/15/33		120,000	125,398

			1,788,726

Metals & Mining (1.9%)
Commercial Metals Co. 3.875%, 2/15/31		300,000	301,500
Constellium SE 3.750%, 4/15/29§		300,000	297,000
CSN Inova Ventures 6.750%, 1/28/28§		200,000	220,200
FMG Resources August 2006 Pty. Ltd. 4.375%, 4/1/31§		100,000	106,750
Indonesia Asahan Aluminium Persero PT
5.450%, 5/15/30§		600,000	698,738
Novelis Corp. 5.875%, 9/30/26§		341,000	353,874
SunCoke Energy, Inc. 4.875%, 6/30/29§		200,000	199,250

			2,177,312

Paper & Forest Products (0.3%)
Suzano Austria GmbH 3.750%, 1/15/31		200,000	209,000
3.125%, 1/15/32		200,000	198,080

			407,080

Total Materials			8,259,135

Real Estate (2.5%)
Equity Real Estate Investment Trusts (REITs) (1.7%)
Global Net Lease, Inc. (REIT) 3.750%, 12/15/27§		200,000	197,000
MGM Growth Properties Operating Partnership LP (REIT)
3.875%, 2/15/29§		100,000	101,580
MPT Operating Partnership LP (REIT) 5.250%, 8/1/26		53,000	54,524
5.000%, 10/15/27		211,000	223,238
Park Intermediate Holdings LLC (REIT)
5.875%, 10/1/28§		400,000	425,952
SBA Communications Corp. (REIT) 3.875%, 2/15/27		200,000	205,250
Simon Property Group LP (REIT) 4.250%, 11/30/46		100,000	115,194
VICI Properties LP (REIT) 3.750%, 2/15/27§		500,000	509,375
XHR LP (REIT) 4.875%, 6/1/29§		100,000	103,250

			1,935,363

Real Estate Management & Development (0.8%)
China Overseas Finance Cayman VI Ltd.
5.950%, 5/8/24 (m)		200,000	224,412
Five Point Operating Co. LP 7.875%, 11/15/25§		200,000	211,240
Forestar Group, Inc. 3.850%, 5/15/26§		200,000	201,310
Howard Hughes Corp. (The) 5.375%, 8/1/28§		300,000	318,489

			955,451

Total Real Estate			2,890,814

Utilities (3.9%)
Electric Utilities (2.4%)
Electricite de France SA
(USD Swap Semi 10 Year + 3.71%), 5.250%, 1/29/23 (k)(y)§		575,000	601,594
Exelon Corp. 4.050%, 4/15/30		400,000	454,600

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN STRATEGIC INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Principal Amount		Value (Note 1)
Leeward Renewable Energy Operations LLC
4.250%, 7/1/29§		$300,000	$304,500
Southern Co. (The) 3.250%, 7/1/26		390,000	423,512
State Grid Overseas Investment 2016 Ltd.
3.500%, 5/4/27§		449,000	494,545
Three Gorges Finance I Cayman Islands Ltd.
3.150%, 6/2/26§		249,000	265,776
Vistra Operations Co. LLC 4.375%, 5/1/29§		300,000	301,500

			2,846,027

Independent Power and Renewable Electricity Producers (1.5%)
Atlantica Sustainable Infrastructure plc
4.125%, 6/15/28§		200,000	202,500
Calpine Corp. 5.125%, 3/15/28§		100,000	101,250
5.000%, 2/1/31§		300,000	296,229
Clearway Energy Operating LLC
3.750%, 2/15/31§		200,000	198,000
Colbun SA 3.950%, 10/11/27§		200,000	218,537
3.150%, 3/6/30§		200,000	203,975
InterGen NV 7.000%, 6/30/23§		200,000	198,500
Talen Energy Supply LLC 7.250%, 5/15/27§		300,000	279,188

			1,698,179

Total Utilities			4,544,206

Total Corporate Bonds			64,506,070

Foreign Government Securities (9.7%)
Argentine Republic 1.000%, 7/9/29		20,596	7,795
0.125%, 7/9/30 (e)		171,252	61,394
0.125%, 7/9/35 (e)		313,747	99,301
Dominican Republic Government Bond
8.900%, 2/15/23§	DOP	15,100,000	277,282
Export-Import Bank of India 3.875%, 2/1/28§		$545,000	589,390
Gabonese Republic 6.625%, 2/6/31§		600,000	602,363
Oriental Republic of Uruguay 3.700%, 6/26/37 TIPS	UYU	22,120,850	569,124
Republic of Angola 8.250%, 5/9/28§		$600,000	624,488
Republic of Belarus 7.625%, 6/29/27§		400,000	387,825
6.200%, 2/28/30§		300,000	259,556
Republic of Colombia 3.875%, 4/25/27		200,000	212,537
9.850%, 6/28/27	COP	1,255,000,000	394,591
4.500%, 3/15/29		$200,000	218,288
3.125%, 4/15/31		200,000	195,412
5.000%, 6/15/45		500,000	530,250
Republic of Indonesia 4.350%, 1/8/27§		700,000	792,881
3.850%, 7/18/27 (x)§		200,000	222,913
4.625%, 4/15/43§		200,000	231,100
Republic of Iraq 5.800%, 1/15/28§		612,500	591,752
Republic of Kazakhstan 4.875%, 10/14/44§		500,000	626,031
Republic of Peru 6.550%, 3/14/37		200,000	274,913
Republic of South Africa 5.875%, 6/22/30 (x)		200,000	228,413
Republic of Turkey 4.875%, 10/9/26		400,000	391,450
Russian Federation 4.375%, 3/21/29§		400,000	450,600
5.625%, 4/4/42§		200,000	256,475
Ukraine Government Bond 7.375%, 9/25/32§		500,000	525,094
1.258%, 5/31/40§		174,000	206,168
United Mexican States 4.150%, 3/28/27 (x)		800,000	904,550
3.750%, 1/11/28		200,000	218,162
4.750%, 4/27/32		200,000	228,538

Total Foreign Government Securities			11,178,636

Loan Participations (7.6%)
Communication Services (1.5%)
Diversified Telecommunication Services (0.5%)
Altice France SA, Incremental Term Loan B13
(ICE LIBOR USD 3 Month + 4.00%),
4.155%, 8/14/26 (k)		9,843	9,808
Aventiv Technologies LLC, 1st Lien Term Loan
(ICE LIBOR USD 3 Month + 4.50%),
5.500%, 11/1/24 (k)		462,331	433,050
Radiate HoldCo LLC, Term Loan B
(ICE LIBOR USD 1 Month + 3.50%),
4.250%, 9/25/26 (k)		10,082	10,079
Zayo Group Holdings, Inc., Initial Dollar Term Loan
(ICE LIBOR USD 1 Month + 3.00%), 3.104%, 3/9/27 (k)		116,093	114,755

			567,692

Entertainment (0.2%)
IMG Worldwide Holdings LLC, 1st Lien Term Loan B1
(ICE LIBOR USD 1 Month + 2.75%), 2.860%, 5/18/25 (k)		208,664	204,665
Playtika Holding Corp., Term Loan B1
(ICE LIBOR USD 1 Month + 2.75%), 2.854%, 3/13/28 (k)		8,516	8,474

			213,139

Media (0.8%)
Banijay Entertainment S.A.S. Facility, Term Loan B
(ICE LIBOR USD 1 Month + 3.75%), 3.836%, 3/1/25 (k)		101,647	101,265
Cengage Learning Acquisitions, Inc. (fka TL Acquisitions, Inc.), Term Loan
(ICE LIBOR USD 1 Month + 5.00%), 5.800%, 6/15/22 (k)		196,995	197,119
Cengage Learning, Inc., Refinancing Term Loan
(ICE LIBOR USD 3 Month + 4.25%), 5.250%, 6/7/23 (k)		196,478	196,268

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN STRATEGIC INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Principal Amount	Value (Note 1)
Clear Channel Outdoor Holdings, Inc. Term Loan B
(ICE LIBOR USD 3 Month + 3.50%), 3.686%, 8/21/26 (k)	$59,395	$57,948
Diamond Sports Group LLC, Term Loan
(ICE LIBOR USD 1 Month + 3.25%), 3.360%, 8/24/26 (k)	83,840	51,113
Gray Television, Inc., Term Loan C
(ICE LIBOR USD 1 Month + 2.50%), 2.600%, 1/2/26 (k)	77,375	76,956
Nexstar Broadcasting, Inc., Term Loan B3
(ICE LIBOR USD 1 Month + 2.25%), 2.345%, 1/17/24 (k)	181,037	180,228
Vertical Midco GmbH, USD Term Loan
(ICE LIBOR USD 6 Month + 4.25%), 4.478%, 6/30/27 (k)	94,252	94,331
Virgin Media Bristol LLC, Term Loan Q
(ICE LIBOR USD 2 Month + 3.25%), 3.353%, 1/31/29 (k)	6,084	6,070

		961,298

Total Communication Services		1,742,129

Consumer Discretionary (1.5%)
Auto Components (0.2%)
Adient US LLC, Term Loan B1
(ICE LIBOR USD 1 Month + 3.50%), 3.604%, 4/10/28 (k)	120,000	120,075
Clarios Global LP, 1st Lien Dollor Term Loan
(ICE LIBOR USD 1 Month + 3.25%), 3.354%, 4/30/26 (k)	45,547	45,091
Truck Hero, Inc., Initial Term Loan
(ICE LIBOR USD 1 Month + 3.75%), 4.500%, 1/31/28 (k)	13,054	13,047

		178,213

Automobiles (0.1%)
American Trailer World Corp., 1st Lien Initial Term Loan
(ICE LIBOR USD 1 Month + 3.75%), 4.500%, 3/3/28 (k)	21,994	21,948
First Brands Group LLC, 1st Lien Term Loan
(ICE LIBOR USD 1 Month + 5.00%), 6.000%, 3/30/27 (k)	52,833	53,361

		75,309

Diversified consumer services (0.0%)
LegalZoom.com, Inc., 1st Lien Term Loan
(ICE LIBOR USD 1 Month + 4.50%), 4.604%, 11/21/24 (k)	49,242	49,099

Diversified Consumer Services (0.2%)
AI Aqua Merger Sub, Inc., Term Loan B
(ICE LIBOR USD 6 Month + 4.00%), 4.500%, 6/16/28 (k)	30,784	30,842
KUEHG Corp., Term Loan B3
(ICE LIBOR USD 3 Month + 3.75%), 4.750%, 2/21/25 (k)	189,387	186,388
Rent-A-Center, Inc., Initial Term Loan
(ICE LIBOR USD 1 Month + 4.00%), 4.750%, 2/17/28 (k)	11,873	11,903

		229,133

Hotels Restaurants & Leisure (0.0%)
Raptor Acquisition Corp., Term Loan B
(ICE LIBOR USD 1 Month + 5.00%), 0.000%, 11/1/26 (k)	15,078	15,092

Hotels, Restaurants & Leisure (0.3%)
24 Hour Fitness Worldwide, Inc., Term Loan
(ICE LIBOR USD 3 Month + 5.00%), 5.146%, 12/29/25 PIK (k)	188,748	166,398
Caesars Resort Collection LLC, Term Loan B
(ICE LIBOR USD 1 Month + 2.75%), 2.854%, 12/23/24 (k)	98,218	97,328
Caesars Resort Collection LLC, Term Loan B1
(ICE LIBOR USD 1 Month + 4.50%), 4.604%, 7/21/25 (k)	5,183	5,196
IRB Holding Corp., Incremental Term Loan
(ICE LIBOR USD 1 Month + 3.25%), 4.250%, 12/15/27 (k)	13,178	13,161

		282,083

Internet & Direct Marketing Retail (0.0%)
Savers, Inc., Term Loan
(ICE LIBOR USD 3 Month + 0.00%), 6.500%, 4/21/28 (k)	24,833	25,029

Leisure Products (0.4%)
Hilton Grand Vacations Borrower LLC, Term Loan
(ICE LIBOR USD 3 Month + 2.50%), 0.000%, 5/19/28 (k)	73,000	73,023
Thor Industries, Inc., Term Loan B1
(ICE LIBOR USD 1 Month + 3.00%), 3.125%, 2/1/26 (k)	196,038	195,854
Varsity Brands Holding Co., Inc., 1st Lien Initial Term Loan
(ICE LIBOR USD 1 Month + 3.50%), 4.500%, 12/16/24 (k)	210,238	205,069

		473,946

Media (0.1%)
Univision Communications, Inc., 1st Lien Replacement Term Loan
(ICE LIBOR USD 1 Month + 3.75%), 4.750%, 3/15/26 (k)	78,359	78,408

Specialty Retail (0.2%)
Harbor Freight Tools U.S.A., Inc., Initial Term Loan
(ICE LIBOR USD 1 Month + 3.00%), 3.750%, 10/19/27 (k)	68,474	68,427
Highline Aftermarket Acquisition LLC, 1st Lien Initial Term Loan
(ICE LIBOR USD 3 Month + 4.50%), 5.250%, 11/9/27 (k)	13,810	13,844
Michaels Companies, Inc. (The), Term Loan B
(ICE LIBOR USD 3 Month + 4.25%), 5.000%, 4/15/28 (k)	30,000	30,106
NASCAR Holdings LLC, Initial Term Loan
(ICE LIBOR USD 1 Month + 2.75%), 2.854%, 10/19/26 (k)	54,048	53,777
PetSmart LLC, Initial Term Loan
(ICE LIBOR USD 3 Month + 3.75%), 4.500%, 2/11/28 (k)	14,176	14,181
Staples, Inc., Refinancing New Term Loan B1
(ICE LIBOR USD 3 Month + 5.00%), 5.176%, 4/16/26 (k)	53,870	52,524

		232,859

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN STRATEGIC INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Principal Amount	Value (Note 1)
Textiles, Apparel & Luxury Goods (0.0%)
Champ Acquisition Corp., 1st Lien Term Loan
(ICE LIBOR USD 3 Month + 5.50%), 5.685%, 12/19/25 (k)	$28,220	$28,331
Tory Burch LLC, Initial Term Loan B
(ICE LIBOR USD 1 Month + 3.50%), 4.000%, 4/16/28 (k)	19,737	19,663

		47,994

Total Consumer Discretionary		1,687,165

Consumer Staples (0.2%)
Beverages (0.0%)
City Brewing Co., LLC, 1st Lien Term Loan
(ICE LIBOR USD 3 Month + 3.50%), 4.250%, 4/5/28 (k)	18,519	18,565
Triton Water Holdings, Inc., 1st Lien Initial Term Loan
(ICE LIBOR USD 3 Month + 3.50%), 4.000%, 3/31/28 (k)	38,713	38,671

		57,236

Personal Products (0.2%)
Conair Holdings LLC, 1st Lien Initial Term Loan
(ICE LIBOR USD 3 Month + 3.75%), 4.250%, 5/17/28 (k)	10,000	10,020
Coty, Inc., Term Loan B
(ICE LIBOR USD 1 Month + 2.25%), 2.331%, 4/7/25 (k)	232,235	222,752

		232,772

Total Consumer Staples		290,008

Financials (0.7%)
Capital Markets (0.2%)
First Eagle Holdings, Inc., Term Loan
(ICE LIBOR USD 3 Month + 2.50%), 2.647%, 2/1/27 (k)	77,125	76,708
Jefferies Finance LLC, Term Loan
(ICE LIBOR USD 1 Month + 3.00%), 3.125%, 6/3/26 (k)	15,909	15,819
Russell Investments U.S. Institutional Holdco, Inc., Term Loan
(ICE LIBOR USD 3 Month + 3.50%), 4.500%, 5/30/25 (k)	123,981	123,206

		215,733

Diversified Financial Services (0.2%)
AqGen Ascensus, Inc., Term Loan
(ICE LIBOR USD 3 Month + 3.50%), 4.000%, 5/19/28 (k)	36,821	36,729
Citadel Securities LP, Term Loan
(ICE LIBOR USD 1 Month + 2.50%), 2.604%, 2/2/28 (k)	59,850	59,192
CNT Holdings I Corp., 1st Lien Initial Term Loan
(ICE LIBOR USD 3 Month + 3.75%), 4.500%, 11/8/27 (k)	5,379	5,379
Edelman Financial Engines Center LLC, (The), 1st Lien Initial Term Loan
(ICE LIBOR USD 1 Month + 3.75%), 4.500%, 4/7/28 (k)	80,000	80,022
Greeneden U.S. Holdings I LLC, Initial Dollar Term Loan
(ICE LIBOR USD 1 Month + 4.00%), 4.750%, 12/1/27 (k)	19,308	19,343
Jane Street Group LLC, Dollar Term Loan
(ICE LIBOR USD 1 Month + 2.75%), 2.854%, 1/26/28 (k)	28,655	28,512
Verscend Holding Corp., Term Loan B1
(ICE LIBOR USD 1 Month + 4.00%), 4.104%, 8/27/25 (k)	39,645	39,719

		268,896

Insurance (0.2%)
Alliant Holdings Intermediate LLC, Initial Term Loan
(ICE LIBOR USD 1 Month + 3.25%), 3.354%, 5/9/25 (k)	115,238	113,981
Alliant Holdings Intermediate LLC, New Term Loan
(ICE LIBOR USD 1 Month + 3.75%), 4.250%, 11/5/27 (k)	5,620	5,624
AssuredPartners, Inc., Incremental Term Loan
(ICE LIBOR USD 1 Month + 4.50%), 5.500%, 2/12/27 (k)	10,320	10,329
AssuredPartners, Inc., Refinancing Term Loan
(ICE LIBOR USD 1 Month + 3.50%), 3.604%, 2/12/27 (k)	98,747	98,148
Asurion LLC, 2nd Lien Term Loan B3
(ICE LIBOR USD 1 Month + 5.25%), 5.354%, 1/31/28 (k)	1,418	1,428
Asurion LLC, New Term Loan B8
(ICE LIBOR USD 1 Month + 3.25%), 3.354%, 12/23/26 (k)	4,393	4,340
Asurion LLC, New Term Loan B9
(ICE LIBOR USD 1 Month + 3.25%), 3.354%, 7/31/27 (k)	33,769	33,374

		267,224

Thrifts & Mortgage Finance (0.1%)
Cushman & Wakefield U.S. Borrower LLC, Replacement Term Loan
(ICE LIBOR USD 1 Month + 2.75%), 2.854%, 8/21/25 (k)	69,274	68,581

Total Financials		820,434

Health Care (0.5%)
Health Care Providers & Services (0.4%)
ADMI Corp., Term Loan B3
(ICE LIBOR USD 1 Month + 3.50%), 4.000%, 12/23/27 (k)	15,602	15,572
Aveanna Healthcare LLC, Term Loan B
(ICE LIBOR USD 3 Month + 3.75%), 0.000%, 6/1/28 (k)	19,962	19,887
eResearchTechnology, Inc., 1st Lien Term Loan
(ICE LIBOR USD 1 Month + 4.50%), 5.500%, 2/4/27 (k)	26,674	26,782
Gainwell Acquisition Corp., 1st Lien Term Loan B
(ICE LIBOR USD 3 Month + 4.00%), 4.750%, 10/1/27 (k)	57,228	57,336
Heartland Dental LLC, Incremental Term Loan
(ICE LIBOR USD 1 Month + 4.00%), 4.073%, 4/30/25 (k)	11,404	11,373
ICON Luxembourg Sarl, Term Loan B
(ICE LIBOR USD 3 Month + 2.75%), 3.000%, 6/16/28 (k)	4,058	4,066
(ICE LIBOR USD 3 Month + 2.50%), 3.000%, 6/16/28 (k)	16,288	16,318

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN STRATEGIC INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Principal Amount	Value (Note 1)
Pathway Vet Alliance LLC, 1st Lien Replacement Term Loan
(ICE LIBOR USD 1 Month + 3.75%), 3.854%, 3/31/27 (k)	$99,583	$99,313
Phoenix Guarantor, Inc., 1st Lien Term Loan B1
(ICE LIBOR USD 1 Month + 3.25%), 3.341%, 3/5/26 (k)	49,250	48,887
Phoenix Guarantor, Inc., 1st Lien Term Loan B3
(ICE LIBOR USD 1 Month + 3.50%), 3.573%, 3/5/26 (k)	89,551	88,815
Pluto Acquisition I, Inc., Term Loan
(ICE LIBOR USD 1 Month + 4.00%), 4.135%, 6/22/26 (k)	18,099	18,099
U.S. Renal Care, Inc., Initial Term Loan
(ICE LIBOR USD 1 Month + 5.00%), 5.125%, 6/26/26 (k)	41,893	42,050

		448,498

Health Care Technology (0.1%)
athenahealth, Inc., 1st Lien Term Loan B1
(ICE LIBOR USD 3 Month + 4.25%), 4.410%, 2/11/26 (k)	92,463	92,868

Pharmaceuticals (0.0%)
Jazz Pharmaceuticals, Inc., Initial Dollar Term Loan
(ICE LIBOR USD 1 Month + 3.50%), 4.000%, 5/5/28 (k)	15,519	15,574
Organon & Co., Dollar Term Loan
(ICE LIBOR USD 6 Month + 3.00%), 3.500%, 6/2/28 (k)	50,000	50,018

		65,592

Total Health Care		606,958

Industrials (1.4%)
Aerospace & Defense (0.2%)
Dynasty Acquisition Co., Inc., Term Loan B1
(ICE LIBOR USD 3 Month + 3.50%), 3.647%, 4/6/26 (k)	138,297	134,494
Dynasty Acquisition Co., Inc., Term Loan B2
(ICE LIBOR USD 3 Month + 3.50%), 3.647%, 4/6/26 (k)	74,353	72,309

		206,803

Airlines (0.2%)
AAdvantage Loyality IP Ltd. (American Airlines, Inc.), Initial Term Loan
(ICE LIBOR USD 3 Month + 4.75%), 5.500%, 4/20/28 (k)	24,868	25,914
Allegiant Travel Co., Replacement Term Loan
(ICE LIBOR USD 3 Month + 3.00%), 3.156%, 2/5/24 (k)	139,241	138,266
Kestrel Bidco, Inc., Term Loan
(ICE LIBOR USD 3 Month + 3.00%), 4.000%, 12/11/26 (k)	49,375	48,350
SkyMiles IP Ltd., Initial Term Loan
(ICE LIBOR USD 3 Month + 3.75%), 4.750%, 10/20/27 (k)	27,591	29,126

		241,656

Commercial Services & Supplies (0.2%)
Amentum Government Services Holdings LLC, 1st Lien Tranche 2 Term Loan
(ICE LIBOR USD 3 Month + 4.75%), 5.500%, 1/29/27 (k)	19,950	20,100
Great American Outdoors Group LLC, Term Loan B
(ICE LIBOR USD 3 Month + 4.25%), 5.000%, 3/6/28 (k)	78,287	78,678
Pitney Bowes, Inc., Refinancing Tranche Term Loan B
(ICE LIBOR USD 1 Month + 4.00%), 4.110%, 3/17/28 (k)	104,954	104,867
Prime Security Services Borrower LLC, 1st Lien Refinancing Term Loan B1
(ICE LIBOR USD 3 Month + 2.75%), 3.500%, 9/23/26 (k)	55,706	55,637

		259,282

Construction & Engineering (0.1%)
Lummus Technology Holdings V LLC, Refinancing Term Loan B
(ICE LIBOR USD 1 Month + 3.50%), 3.604%, 6/30/27 (k)	46,742	46,430
USIC Holdings, Inc., 1st Lien Initial Term Loan
(ICE LIBOR USD 1 Month + 3.50%), 4.250%, 5/12/28 (k)	17,621	17,588
Ventia Midco Pty Ltd., Refinancing Term Loan B
(ICE LIBOR USD 3 Month + 4.00%), 5.000%, 5/21/26 (k)	85,542	85,685

		149,703

Electrical Equipment (0.0%)
Illuminate Merger Sub Corp., Cov-Lite Term Loan,
(ICE LIBOR USD 3 Month + 0.00%), 0.000%, 6/30/28 (k)	8,069	8,069

Industrial Conglomerates (0.1%)
Tiger Acquisition LLC, 1st Lien Initial Term Loan
(ICE LIBOR USD 3 Month + 3.25%), 3.750%, 6/1/28 (k)	91,250	90,946

Machinery (0.3%)
Madison IAQ LLC, Term Loan
(ICE LIBOR USD 3 Month + 3.25%), 3.750%, 6/21/28 (k)	17,867	17,872
Navistar, Inc., Term Loan Tranche B
(ICE LIBOR USD 1 Month + 3.50%), 3.600%, 11/6/24 (k)	366,477	366,324

		384,196

Professional Services (0.0%)
Dun & Bradstreet Corp., (The), Initial Borrowing Term Loan
(ICE LIBOR USD 1 Month + 3.25%), 3.345%, 2/6/26 (k)	1,926	1,915

Road & Rail (0.2%)
Avis Budget Car Rental LLC, New Tranche Term Loan B
(ICE LIBOR USD 1 Month + 2.25%), 2.360%, 8/6/27 (k)	153,706	150,055
Kenan Advantage Group, Inc., (The U.S.), Term Loan B1
(ICE LIBOR USD 1 Month + 3.75%), 4.500%, 3/24/26 (k)	89,803	89,826

		239,881

Transportation Infrastructure (0.1%)
United AirLines, Inc., Term Loan B
(ICE LIBOR USD 3 Month + 3.75%), 4.500%, 4/21/28 (k)	39,900	40,384

Total Industrials		1,622,835

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN STRATEGIC INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Principal Amount	Value (Note 1)
Information Technology (1.5%)
Communications Equipment (0.4%)
Commscope, Inc., Initial Term Loan
(ICE LIBOR USD 1 Month + 3.25%), 3.354%, 4/6/26 (k)	$98,496	$97,934
Global Tel*Link Corp., 1st Lien Term Loan
(ICE LIBOR USD 1 Month + 4.25%), 4.354%, 11/29/25 (k)	362,979	334,545

		432,479

IT Services (0.1%)
Arches Buyer, Inc., Refinancing Term Loan
(ICE LIBOR USD 1 Month + 3.25%), 3.750%, 12/6/27 (k)	19,362	19,309
MH Sub I LLC, 1st Lien New Term Loan
(ICE LIBOR USD 1 Month + 3.75%), 4.750%, 9/13/24 (k)	8,763	8,776
Peraton Corp., 1st Lien Term Loan B
(ICE LIBOR USD 1 Month + 3.75%), 4.500%, 2/1/28 (k)	49,346	49,461
Perforce Software, Inc., 1st Lien Term Loan
(ICE LIBOR USD 1 Month + 3.75%), 3.854%, 7/1/26 (k)	32,593	32,322

		109,868

Software (1.0%)
AI Convoy (Luxembourg) Sarl, Term Loan
(ICE LIBOR USD 2 Month + 3.50%), 4.500%, 1/18/27 (k)	39,692	39,630
Atlas Purchaser, Inc., 1st Lien Initial Term Loan
(ICE LIBOR USD 3 Month + 5.25%), 6.000%, 5/8/28 (k)	53,304	52,282
Barracuda Networks, Inc., 1st Lien Term Loan
(ICE LIBOR USD 3 Month + 3.75%), 3.896%, 2/12/25 (k)	19,398	19,438
Blackboard, Inc., 1st Lien Term Loan B5
(ICE LIBOR USD 3 Month + 6.00%), 7.000%, 6/30/24 (k)	99,017	99,162
DCert Buyer, Inc., 1st Lien Initial Term Loan
(ICE LIBOR USD 1 Month + 4.00%), 4.104%, 10/16/26 (k)	39,698	39,723
Hyland Software, Inc., 1st Lien Term Loan
(ICE LIBOR USD 1 Month + 3.50%), 4.250%, 7/1/24 (k)	14,810	14,831
Idera, Inc., 1st Lien Term Loan B1
(ICE LIBOR USD 2 Month + 3.75%), 4.500%, 3/2/28 (k)	40,835	40,784
IGT Holding IV AB, Term Loan B2
(ICE LIBOR USD 3 Month + 3.75%), 4.250%, 3/31/28 (k)	43,846	43,901
Ivanti Software, Inc., 1st Lien Term Loan
(ICE LIBOR USD 3 Month + 4.75%), 5.750%, 12/1/27 (k)	29,925	29,932
LogMeIn, Inc., 1st Lien Term Loan
(ICE LIBOR USD 1 Month + 4.75%), 4.827%, 8/31/27 (k)	73,866	73,696
Magenta Buyer LLC, 1st Lien Term Loan
(ICE LIBOR USD 3 Month + 5.00%), 5.750%, 5/3/28 (k)	25,982	25,968
Mitchell International, Inc.,1st Lien Term Loan
(ICE LIBOR USD 1 Month + 4.25%), 4.750%, 11/29/24 (k)	99,250	99,664
Polaris Newco LLC, 1st Lien Dollar Term Loan
(ICE LIBOR USD 3 Month + 4.00%), 4.500%, 6/2/28 (k)	53,981	54,104
Quest Software U.S. Holdings, Inc., 1st Lien Initial Term Loan
(ICE LIBOR USD 3 Month + 4.25%), 4.436%, 5/16/25 (k)	99,237	99,059
Rocket Software, Inc., 1st Lien Initial Term Loan
(ICE LIBOR USD 1 Month + 4.25%), 4.350%, 11/28/25 (k)	37,550	36,799
Surf Holdings Sarl, 1st Lien Dollar Tranche Term Loan
(ICE LIBOR USD 3 Month + 3.50%), 3.628%, 3/5/27 (k)	95,129	94,416
TIBCO Software, Inc., Term Loan B3
(ICE LIBOR USD 1 Month + 3.75%), 3.860%, 6/30/26 (k)	99,000	98,484
UKG, Inc., 1st Lien Incremental Term Loan
(ICE LIBOR USD 3 Month + 3.25%), 4.000%, 5/4/26 (k)	20,856	20,860
Veritas US Inc., Dollar Term Loan B
(ICE LIBOR USD 3 Month + 5.00%), 6.000%, 9/1/25 (k)	59,984	60,389
Vision Solutions, Inc. (Precisely Software Incorporated), 1st Lien Initial Term Loan
(ICE LIBOR USD 3 Month + 4.25%), 5.000%, 4/24/28 (k)	85,018	84,700
Waystar Technologies, Inc., 1st Lien Initial Term Loan
(ICE LIBOR USD 1 Month + 4.00%), 4.104%, 10/22/26 (k)	49,375	49,416

		1,177,238

Total Information Technology		1,719,585

Materials (0.3%)
Chemicals (0.1%)
CPC Acquisition Corp., 1st Lien Initial Term Loan
(ICE LIBOR USD 3 Month + 3.75%), 4.500%, 12/29/27 (k)	21,812	21,771
Cyanco Intermediate 2 Corp., 1st Lien Initial Term Loan
(ICE LIBOR USD 1 Month + 3.50%), 3.604%, 3/16/25 (k)	50,382	49,841
INEOS Styrolution Group GmbH, Tranche Dollar Term Loan B
(ICE LIBOR USD 1 Month + 2.75%), 3.250%, 1/29/26 (k)	18,825	18,767
SCIH Salt Holdings, Inc., 1st Lien Incremental Term Loan B1
(ICE LIBOR USD 3 Month + 4.00%), 4.750%, 3/16/27 (k)	44,306	44,361
Sparta U.S. HoldCo LLC, Term Loan
(ICE LIBOR USD 3 Month + 3.50%), 4.250%, 4/28/28 (k)	19,059	19,077

		153,817

Containers & Packaging (0.1%)
Charter Next Generation, Inc., 1st Lien Initial Term Loan
(ICE LIBOR USD 1 Month + 3.75%), 4.500%, 12/1/27 (k)	7,125	7,133
Kleopatra Finco Sarl, Term Loan B
(ICE LIBOR USD 3 Month + 4.75%), 5.250%, 2/12/26 (k)	27,533	27,670
Mauser Packaging Solutions Holding Co., Initial Term Loan
(ICE LIBOR USD 1 Month + 3.25%), 3.354%, 4/3/24 (k)	108,662	105,985

		140,788

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN STRATEGIC INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Principal Amount	Value (Note 1)
Metals & Mining (0.1%)
U.S. Silica Co., Term Loan
(ICE LIBOR USD 1 Month + 4.00%), 5.000%, 5/1/25 (k)	$39,896	$38,073

Total Materials		332,678

Utilities (0.0%)
Electric Utilities (0.0%)
Astoria Energy LLC, Advance Term Loan B
(ICE LIBOR USD 3 Month + 3.50%), 4.500%, 12/10/27 (k)	3,734	3,728

Total Utilities		3,728

Total Loan Participations		8,825,520

Mortgage-Backed Securities (2.6%)
FNMA UMBS 2.500%, 6/1/27	23,577	24,608
4.500%, 5/1/48	370,719	405,139
3.500%, 6/1/48	75,056	79,016
3.000%, 9/1/48	179,710	189,079
3.000%, 11/1/48	445,531	468,203
3.000%, 4/1/51	251,026	262,957
FNMA/FHLMC UMBS, 15 Year, Single Family
2.000%, 7/25/36 TBA	87,000	89,766
FNMA/FHLMC UMBS, 30 Year, Single Family
2.000%, 7/25/51 TBA	98,000	99,072
2.500%, 7/25/51 TBA	192,000	198,690
GNMA 3.500%, 9/20/47	1,019,204	1,079,553
2.000%, 7/15/51 TBA	39,000	39,753
2.500%, 7/15/51 TBA	38,000	39,345

Total Mortgage-Backed Securities		2,975,181

Municipal Bonds (1.4%)
Metropolitan Transportation Authority, Revenue Refunding Bonds, Series 2020E 4.000%, 11/15/45	150,000	175,098
New Jersey Transportation Trust Fund Authority Transportation System Bonds, Series 2019B 4.131%, 6/15/42	105,000	119,545
New York State Urban Development Corporation State Sales Tax Revenue Bonds, Series 2019B 3.142%, 7/1/43	95,000	98,221
San Bernardino Community College District Election of 2018 General Obligation Bonds, Series A-1 3.271%, 8/1/39	65,000	68,983
State of Illinois, General Obligation Bonds 5.100%, 6/1/33	195,000	229,289
State of New Jersey Covid-19 General Obligation Emergency Bonds, 2020 Series A 3.000%, 6/1/32	195,000	221,473
State of Ohio Taxable Hospital Refunding Revenue Bonds, Series 2019G 3.276%, 1/1/42	60,000	65,083
State of Oregon General Obligation Bonds, Series 2020G 1.972%, 5/1/33	400,000	403,464
Texas State University System Revenue Financing System Refunding Bonds, Taxable Series 2019B 3.289%, 3/15/40	55,000	57,206
University of Pittsburgh – of The Commonwealth System of Higher Education Taxable University Refunding Bonds, Series 2017C 3.005%, 9/15/41	160,000	167,670

Total Municipal Bonds		1,606,032

Supranational (0.7%)
African Export-Import Bank (The) 3.994%, 9/21/29§	600,000	631,500
Banque Ouest Africaine de Developpement 5.000%, 7/27/27§	200,000	221,982

Total Supranational		853,482

U.S. Treasury Obligations (4.2%)
U.S. Treasury Inflation Linked Notes 0.125%, 7/15/24 TIPS	319,637	343,699
0.375%, 7/15/25 TIPS	1,126,130	1,236,859
0.375%, 7/15/27 TIPS	709,618	791,606
U.S. Treasury Notes 1.125%, 2/28/27	2,500,000	2,519,542

Total U.S. Treasury Obligations		4,891,706

Total Long-Term Debt Securities (96.0%) (Cost $108,631,707)		111,183,864

	Number of Shares	Value (Note 1)
PREFERRED STOCK:
Consumer Discretionary (0.0%)
Hotels, Restaurants & Leisure (0.0%)
24 Hour Fitness United States, Inc., Series A 000%	9,850	24,625

Total Preferred Stock (0.0%) (Cost $13,308)		24,625

COMMON STOCKS:
Communication Services (0.1%)
Media (0.1%)
Clear Channel Outdoor Holdings, Inc.*	4,912	12,968
iHeartMedia, Inc., Class A*	1,980	53,321
iHeartMedia, Inc., Class B*	33	512

		66,801

Total Communication Services		66,801

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN STRATEGIC INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Consumer Discretionary (0.0%)
Hotels, Restaurants & Leisure (0.0%)
24 Hour Fitness Worldwide, Inc.*	4,164	$8,328

Specialty Retail (0.0%)
Party City Holdco, Inc.*	1,947	18,165

Total Consumer Discretionary		26,493

Energy (0.2%)
Energy Equipment & Services (0.1%)
Weatherford International plc*	3,258	59,296

Oil, Gas & Consumable Fuels (0.1%)
Amplify Energy Corp. (x)*	97	393
Birch Permian Holdings, Inc.*	9,349	121,537
Riviera Resources, Inc. (r)*	1,571	405

		122,335

Total Energy		181,631

Total Common Stocks (0.3%) (Cost $286,963)		274,925

EXCHANGE TRADED FUND (ETF):
Fixed Income (1.7%)
Invesco Senior Loan ETF (Cost $1,953,727)	88,000	1,949,200

	Number of Warrants	Value (Note 1)
WARRANTS:
Energy (0.0%)
Oil, Gas & Consumable Fuels (0.0%)
Battalion Oil Corp., expiring 10/8/22*	802	—

Total Energy		—

Materials (0.0%)
Paper & Forest Products (0.0%)
Verso Corp., expiring 7/25/23*	140	382

Total Materials		382

Total Warrants (0.0%) (Cost $1,015)		382

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Company (0.8%)
BlackRock Liquidity FedFund, Institutional Shares (xx)	1,000,000	1,000,000

	Principal Amount	Value (Note 1)
Repurchase Agreements (0.4%)
Citigroup Global Markets, Inc., 0.07%, dated 6/30/21, due 7/1/21, repurchase price $339,129, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-5.000%, maturing 4/30/22-2/15/42; total market value $345,911. (xx)	$339,128	339,128
HSBC Bank plc, 0.10%, dated 6/30/21, due 7/1/21, repurchase price $48,926, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-6.125%, maturing 7/15/21-2/15/50; total market value $49,925. (xx)	48,926	48,926
HSBC Bank plc, 0.10%, dated 6/30/21, due 7/1/21, repurchase price $54,308, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-6.125%, maturing 7/15/21-2/15/50; total market value $55,416. (xx)	54,308	54,308

Total Repurchase Agreements		442,362

Total Short-Term Investments (1.2%) (Cost $1,442,362)		1,442,362

Total Investments in Securities (99.2%) (Cost $112,329,082)		114,875,358
Other Assets Less Liabilities (0.8%)		968,154

Net Assets (100%)		$115,843,512

*	Non-income producing.
§

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At June 30, 2021, the market value of these securities amounted to $58,646,422 or 50.6% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(e)	Step Bond - Coupon rate increases or decreases in increments to maturity. Rate disclosed is as of June 30, 2021. Maturity date disclosed is the ultimate maturity date.
(h)

Defaulted security. A security is classified as defaulted if the issuer files for bankruptcy or fails to make a scheduled interest or principal payment within the grace period set forth in the security’s governing documents.

(k)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of June 30, 2021.
(l)

Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of June 30, 2021.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At June 30, 2021, the market value of these securities amounted to $2,542,809 or 2.2% of net assets.

(r)	Value determined using significant unobservable inputs.
(x)	All or a portion of security is on loan at June 30, 2021.
(xx)

At June 30, 2021, the Portfolio had loaned securities with a total value of $1,415,725. This was collateralized by cash of $1,442,362 which was subsequently invested in an investment company and joint repurchase agreements as detailed in the Notes to the Financial Statements.

(y)

Securities are perpetual and, thus, do not have a predetermined maturity date. The coupon rate for these securities are fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of June 30, 2021.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN STRATEGIC INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

Glossary:

AUD	— Australian Dollar
CAD	— Canadian Dollar
CLO	— Collateralized Loan Obligation
CNH	— Chinese Yuan
COP	— Colombian Peso
DOP	— Dominican Peso
EUR	— European Currency Unit
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
ICE	— Intercontinental Exchange
IDR	— Indonesian Rupiah
KRW	— Korean (South) Won
LIBOR	— London Interbank Offered Rate
MXN	— Mexican Peso
PIK	— Payment-in Kind Security
REMIC	— Real Estate Mortgage Investment Conduit
SOFR	— Secured Overnight Financing Rate
TBA	— To Be Announced; Security is subject to delayed
delivery
TIPS	— Treasury Inflation Protected Security
TRY	— Turkish Lira
UMBS	— Uniform Mortgage-Backed Securities
USD	— United States Dollar
UYU	— Uruguayan Peso

Country Diversification As a Percentage of Total Net Assets
Angola	0.5%
Argentina	0.1
Australia	0.2
Belarus	0.6
Belgium	0.5
Brazil	1.1
Canada	0.9
Cayman Islands	3.9
Chile	0.6
China	2.1
Colombia	1.5
Dominican Republic	0.2
France	0.7
Gabon	0.5
Germany	0.7
India	0.5
Indonesia	1.7
Iraq	0.5
Ireland	0.5
Israel	0.3
Italy	0.2
Kazakhstan	0.8
Luxembourg	0.6
Macau	0.5
Mexico	1.9
Netherlands	0.3
Paraguay	0.1
Peru	0.2
Philippines	0.4
Russia	0.8
Saudi Arabia	0.2
South Africa	0.2
Spain	0.3
Supranational	0.7
Switzerland	0.4
Tunisia	0.7
Turkey	0.7
Ukraine	0.8
United Arab Emirates	0.5
United Kingdom	1.4
United States	69.4
Uruguay	0.5
Cash and Other	0.8

100.0%

Futures contracts outstanding as of June 30, 2021 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
U.S. Treasury 2 Year Note	23	9/2021	USD	5,067,367	(8,653)
U.S. Treasury 5 Year Note	25	9/2021	USD	3,085,742	(9,707)

					(18,360)

Short Contracts
U.S. Treasury 10 Year Ultra Note	(11)	9/2021	USD	(1,619,234)	(20,921)
U.S. Treasury Long Bond	(23)	9/2021	USD	(3,697,250)	(86,272)

					(107,193)

					(125,553)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN STRATEGIC INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

Forward Foreign Currency Contracts outstanding as of June 30, 2021 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
USD	1,679,921	EUR	1,385,000	JPMorgan Chase Bank	7/19/2021	37,059
USD	306,047	CAD	370,000	JPMorgan Chase Bank	8/9/2021	7,570
CNH	1,700,000	USD	258,638	JPMorgan Chase Bank**	8/17/2021	3,310
USD	122,087	EUR	100,000	JPMorgan Chase Bank	9/13/2021	3,329
MXN	6,900,000	USD	339,431	JPMorgan Chase Bank	9/21/2021	3,087
KRW	240,000,000	USD	211,562	JPMorgan Chase Bank**	9/27/2021	1,488

Total unrealized appreciation						55,843

IDR	7,500,000,000	USD	517,849	JPMorgan Chase Bank**	8/25/2021	(2,929)
TRY	1,450,000	USD	162,283	JPMorgan Chase Bank	9/7/2021	(1,413)
AUD	250,000	USD	189,531	JPMorgan Chase Bank	9/27/2021	(1,973)

Total unrealized depreciation						(6,315)

Net unrealized appreciation						49,528

**	Non-deliverable forward.

Centrally Cleared Credit default swap contracts outstanding — sell protection as of June 30, 2021 (Note 1):

Reference Obligation/Index	Financing Rate (Paid) / Received by the Portfolio (%)	Frequency of Payments Made/Received	Maturity Date	Implied Credit Spread (%)	Notional Amount	Upfront (Payments) Receipts ($)	Unrealized Appreciation (Depreciation) ($)	Value ($)
CDX North American Emerging Markets Index Series 33-V2	1.00	Quarterly	6/20/2025	1.16	USD 1,050,000	(32,155)	26,446	(5,709)

Total Centrally Cleared Credit default swap contracts outstanding						(32,155)	26,446	(5,709)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2021:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities (a)	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) (b)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Asset-Backed Securities	$—	$6,144,034	$—	$6,144,034
Centrally Cleared Credit Default Swaps	—	26,446	—	26,446
Collateralized Mortgage Obligations	—	10,160,307	—	10,160,307
Commercial Mortgage-Backed Security	—	42,896	—	42,896
Common Stocks
Communication Services	66,801	—	—	66,801
Consumer Discretionary	18,165	8,328	—	26,493
Energy	59,689	121,537	405	181,631

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN STRATEGIC INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities (a)	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) (b)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Corporate Bonds
Communication Services	$—	$6,780,927	$—	$6,780,927
Consumer Discretionary	—	8,904,272	—	8,904,272
Consumer Staples	—	4,876,085	—	4,876,085
Energy	—	6,723,032	—	6,723,032
Financials	—	6,856,197	—	6,856,197
Health Care	—	4,038,209	—	4,038,209
Industrials	—	7,839,224	—	7,839,224
Information Technology	—	2,793,969	—	2,793,969
Materials	—	8,259,135	—	8,259,135
Real Estate	—	2,890,814	—	2,890,814
Utilities	—	4,544,206	—	4,544,206
Exchange Traded Fund	1,949,200	—	—	1,949,200
Foreign Government Securities	—	11,178,636	—	11,178,636
Forward Currency Contracts	—	55,843	—	55,843
Loan Participations
Communication Services	—	1,742,129	—	1,742,129
Consumer Discretionary	—	1,687,165	—	1,687,165
Consumer Staples	—	290,008	—	290,008
Financials	—	820,434	—	820,434
Health Care	—	606,958	—	606,958
Industrials	—	1,622,835	—	1,622,835
Information Technology	—	1,719,585	—	1,719,585
Materials	—	332,678	—	332,678
Utilities	—	3,728	—	3,728
Mortgage-Backed Securities	—	2,975,181	—	2,975,181
Municipal Bonds	—	1,606,032	—	1,606,032
Preferred Stocks
Consumer Discretionary	—	24,625	—	24,625
Short-Term Investments
Investment Company	1,000,000	—	—	1,000,000
Repurchase Agreements	—	442,362	—	442,362
Supranational	—	853,482	—	853,482
U.S. Treasury Obligations	—	4,891,706	—	4,891,706
Warrants
Energy	—	— (c)	—	— (c)
Materials	382	—	—	382

Total Assets	$3,094,237	$111,863,005	$405	$114,957,647

Liabilities:
Forward Currency Contracts	$—	$(6,315)	$—	$(6,315)
Futures	(125,553)	—	—	(125,553)

Total Liabilities	$(125,553)	$(6,315)	$—	$(131,868)

Total	$2,968,684	$111,856,690	$405	$114,825,779

(a)	A security with a market value of $512 transferred from Level 3 to Level 1 at the end of the period due to available bid prices.
(b)	A security with a market value of $107,718 transferred from Level 3 to Level 2 at the end of the period due to observable market inputs.
(c)	Value is zero.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN STRATEGIC INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

Fair Values of Derivative Instruments as of June 30, 2021:

	Statement of Assets and Liabilities
Derivatives Contracts^	Asset Derivatives	Fair Value
Foreign exchange contracts	Receivables	$55,843
Credit contracts	Receivables	26,446

Total		$82,289

	Liability Derivatives
Interest rate contracts	Payables, Net assets – Unrealized depreciation	$(125,553)*
Foreign exchange contracts	Payables	(6,315)

Total		$(131,868)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2021:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Forward Foreign Currency Contracts	Swaps	Total
Interest rate contracts	$11,818	$—	$—	$11,818
Foreign exchange contracts	—	(156,872)	—	(156,872)
Credit contracts	—	—	58,188	58,188

Total	$11,818	$(156,872)	$58,188	$(86,866)

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Forward Foreign Currency Contracts	Swaps	Total
Interest rate contracts	$(134,029)	$—	$—	$(134,029)
Foreign exchange contracts	—	117,311	—	117,311
Credit contracts	—	—	(63,318)	(63,318)

Total	$(134,029)	$117,311	$(63,318)	$(80,036)

^ This Portfolio held forward foreign currency contracts for hedging and futures and swaps contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

The Portfolio held forward foreign currency contracts with an average settlement value of approximately $5,591,000, futures contracts with an average notional balance of approximately $15,130,000 and swaps contracts with an average notional balance of approximately $1,282,000 during the six months ended June 30, 2021.

The following table presents the Portfolio’s gross derivative assets and liabilities by counterparty net of amounts available for offset under netting arrangements and any related collateral received or pledged by the Portfolio as of June 30, 2021:

Counterparty	Gross Amount of Derivative Assets Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Received	Net Amount Due from Counterparty
JPMorgan Chase Bank	$55,843	$(6,315)	$—	$49,528

Total	$55,843	$(6,315)	$—	$49,528

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN STRATEGIC INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

Counterparty	Gross Amount of Derivative Liabilities Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Pledged	Net Amount Due to Counterparty
JPMorgan Chase Bank	$6,315	$(6,315)	$—	$—

Total	$6,315	$(6,315)	$—	$—

(a)	For financial reporting purposes the Portfolio does not offset derivative assets and derivative liabilities subject to master netting arrangements in the Statement of Assets and Liabilities.

Investment security transactions for the six months ended June 30, 2021 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$37,775,132
Long-term U.S. government debt securities	2,805,847

$40,580,979

Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$35,291,375
Long-term U.S. government debt securities	3,476,586

$38,767,961

As of June 30, 2021, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$3,725,976
Aggregate gross unrealized depreciation	(1,355,792)

Net unrealized appreciation	$2,370,184

Federal income tax cost of investments in securities and derivative instruments, if applicable	$112,423,440

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN STRATEGIC INCOME PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2021 (Unaudited)

ASSETS
Investments in Securities, at value (x)
Unaffiliated Issuers (Cost $111,886,720)	$114,432,996
Repurchase Agreements (Cost $442,362)	442,362
Cash	2,780,655
Dividends, interest and other receivables	1,010,941
Receivable for securities sold	546,269
Variation Margin on Centrally Cleared Swaps	146,707
Due from broker for futures variation margin	71,474
Unrealized appreciation on forward foreign currency contracts	55,843
Receivable for Portfolio shares sold	32,901
Securities lending income receivable	874
Unrealized appreciation on unfunded commitments	32
Other assets	1,351

Total assets	119,522,405

LIABILITIES
Payable for securities purchased	1,579,664
Payable for return of collateral on securities loaned	1,442,362
Payable for forward settling transactions	466,048
Investment management fees payable	38,876
Payable for Portfolio shares redeemed	33,696
Distribution fees payable – Class IB	23,779
Administrative fees payable	8,738
Unrealized depreciation on forward foreign currency contracts	6,315
Accrued expenses	79,415

Total liabilities	3,678,893

NET ASSETS	$115,843,512

Net assets were comprised of:
Paid in capital	$111,474,563
Total distributable earnings (loss)	4,368,949

Net assets	$115,843,512

Class IB
Net asset value, offering and redemption price per share, $115,843,512 / 10,690,135 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.84

(x)	Includes value of securities on loan of $1,415,725.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2021 (Unaudited)

INVESTMENT INCOME
Interest	$2,124,744
Dividends	16,562
Securities lending (net)	6,082

Total income	2,147,388

EXPENSES
Investment management fees	333,780
Distribution fees – Class IB	141,432
Administrative fees	52,326
Professional fees	38,404
Custodian fees	29,754
Printing and mailing expenses	12,717
Trustees’ fees	1,464
Miscellaneous	14,747

Gross expenses	624,624
Less: Waiver from investment manager	(101,923)

Net expenses	522,701

NET INVESTMENT INCOME (LOSS)	1,624,687

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	848,812
Futures contracts	11,818
Forward foreign currency contracts	(156,872)
Foreign currency transactions	(5,229)
Swaps	58,188

Net realized gain (loss)	756,717

Change in unrealized appreciation (depreciation) on:
Investments in securities	(1,052,725)
Futures contracts	(134,029)
Forward foreign currency contracts	117,311
Foreign currency translations	(2,579)
Swaps	(63,318)
Unfunded commitments	32

Net change in unrealized appreciation (depreciation)	(1,135,308)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(378,591)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,246,096

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN STRATEGIC INCOME PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31, 2020
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$1,624,687	$2,987,375
Net realized gain (loss)	756,717	(30,987)
Net change in unrealized appreciation (depreciation)	(1,135,308)	2,242,572

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	1,246,096	5,198,960

Distributions to shareholders:
Class IB	—	(3,315,701)
CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 847,933 and 1,328,342 shares, respectively ]	9,077,869	13,894,591
Capital shares issued in reinvestment of dividends and distributions [ 0 and 311,178 shares, respectively ]	—	3,315,701
Capital shares repurchased [ (791,225) and (2,163,992) shares, respectively ]	(8,469,531)	(22,441,070)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	608,338	(5,230,778)

TOTAL INCREASE (DECREASE) IN NET ASSETS	1,854,434	(3,347,519)
NET ASSETS:
Beginning of period	113,989,078	117,336,597

End of period	$115,843,512	$113,989,078

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN STRATEGIC INCOME PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31,				October 22, 2018* to December 31, 2018
Class IB			2020		2019
Net asset value, beginning of period	$10.72		$10.52		$10.22		$10.42

Income (loss) from investment operations:
Net investment income (loss) (e)	0.15		0.28		0.39		0.07
Net realized and unrealized gain (loss)	(0.03)		0.24		0.50		(0.20)

Total from investment operations	0.12		0.52		0.89		(0.13)

Less distributions:
Dividends from net investment income	—		(0.32)		(0.44)		(0.07)
Distributions from net realized gains	—		—		(0.15)		—

Total dividends and distributions	—		(0.32)		(0.59)		(0.07)

Net asset value, end of period	$10.84		$10.72		$10.52		$10.22

Total return (b)	1.12%		4.99%		8.75%		(1.22)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$115,844		$113,989		$117,337		$111,157
Ratio of expenses to average net assets:
After waivers (a)(f)	0.92	%(j)	0.93	%(j)	0.91	%(j)	0.88	%(j)
Before waivers (a)(f)	1.10%		1.13%		1.12%		1.12%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	2.87%		2.67%		3.61%		3.69	%(l)
Before waivers (a)(f)	2.69%		2.47%		3.39%		3.45	%(l)
Portfolio turnover rate^	35	%(z)	105%		108%		22	%(z)
*	Commencement of Operations.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized. Certain non-recurring expenses incurred by the Portfolio are not annualized for periods less than one year.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers would be 0.93% for Class IB.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2021	Market Value	% of Net Assets
Information Technology	$414,429,210	18.8%
Consumer Discretionary	246,091,886	11.2
Financials	215,393,511	9.8
Communication Services	197,427,606	9.0
Industrials	196,048,972	8.9
Health Care	180,760,702	8.2
Investment Company	128,907,900	5.8
Consumer Staples	110,288,649	5.0
Materials	82,910,705	3.8
Energy	52,115,422	2.4
Real Estate	37,685,760	1.7
Utilities	32,024,063	1.4
Repurchase Agreements	7,958,291	0.4
Cash and Other	299,391,067	13.6

		100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IA and Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2021 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/21	Ending Account Value 6/30/21	Expenses Paid During Period* 1/1/21 - 6/30/21
Class IA
Actual	$1,000.00	$1,111.00	$5.89
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.22	5.63
Class IB
Actual	1,000.00	1,111.30	5.89
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.22	5.63
Class K
Actual	1,000.00	1,112.50	4.58
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.46	4.38

* Expenses are equal to the Portfolio’s Class IA, Class IB and Class K shares annualized expense ratio of 1.12%, 1.12% and 0.87%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Argentina (0.2%)
MercadoLibre, Inc.*	2,880	$4,486,435

Australia (2.0%)
Afterpay Ltd.*	6,754	598,550
AGL Energy Ltd.	19,392	119,253
Ampol Ltd.	7,417	156,915
APA Group	36,724	245,116
Aristocrat Leisure Ltd.	17,887	578,025
ASX Ltd.	6,026	351,187
Aurizon Holdings Ltd.	57,725	161,042
AusNet Services Ltd.	58,568	76,865
Australia & New Zealand Banking Group Ltd.	88,568	1,869,767
BHP Group Ltd.	91,690	3,339,815
BHP Group plc	65,738	1,936,923
BlueScope Steel Ltd.	15,680	258,232
Brambles Ltd.	45,760	392,595
Cochlear Ltd.	2,046	386,162
Coles Group Ltd.	41,519	532,134
Commonwealth Bank of Australia	55,219	4,135,765
Computershare Ltd.	16,873	213,851
Crown Resorts Ltd.*	11,592	103,539
CSL Ltd.	14,162	3,028,944
Dexus (REIT)	33,804	270,498
Domino’s Pizza Enterprises Ltd.	1,885	170,360
Endeavour Group Ltd.*	39,384	185,782
Evolution Mining Ltd.	52,460	177,041
Fortescue Metals Group Ltd.	52,708	922,592
Glencore plc*	311,040	1,331,445
Goodman Group (REIT)	51,751	821,622
GPT Group (The) (REIT)	60,629	222,797
Insurance Australia Group Ltd.	76,726	296,910
Lendlease Corp. Ltd.	21,425	184,136
Macquarie Group Ltd.	10,699	1,255,150
Magellan Financial Group Ltd.	4,290	173,283
Medibank Pvt Ltd.	85,718	203,138
Mirvac Group (REIT)	122,557	268,382
National Australia Bank Ltd.	102,623	2,017,947
Newcrest Mining Ltd.	25,415	481,836
Northern Star Resources Ltd.	34,402	252,322
Oil Search Ltd.	61,440	175,553
Orica Ltd.	12,051	120,020
Origin Energy Ltd.	54,818	185,409
Qantas Airways Ltd.*	31,124	108,771
QBE Insurance Group Ltd.	45,915	371,542
Ramsay Health Care Ltd.	5,699	269,046
REA Group Ltd.	1,645	208,527
Reece Ltd.	9,048	160,207
Rio Tinto Ltd.	11,554	1,097,326
Rio Tinto plc	34,931	2,874,560
Santos Ltd.	58,352	310,266
Scentre Group (REIT)	161,551	331,965
SEEK Ltd.	10,439	259,444
Sonic Healthcare Ltd.	14,129	406,888
South32 Ltd.	148,801	326,968
Stockland (REIT)	74,298	259,654
Suncorp Group Ltd.	39,859	332,103
Sydney Airport*	41,159	178,721
Tabcorp Holdings Ltd.	69,009	268,082
Telstra Corp. Ltd.	129,563	365,343
Transurban Group	85,220	909,450
Treasury Wine Estates Ltd.	22,455	196,693
Vicinity Centres (REIT)	119,708	138,702
Washington H Soul Pattinson & Co. Ltd. (x)	3,353	84,817
Wesfarmers Ltd.	35,291	1,564,169
Westpac Banking Corp.	114,185	2,210,189
WiseTech Global Ltd.	4,551	108,978
Woodside Petroleum Ltd.	29,949	498,842
Woolworths Group Ltd.	39,384	1,126,209

		43,168,365

Austria (0.3%)
Erste Group Bank AG	8,695	318,994
Mondi plc (Johannesburg Stock Exchange) (x)	217,821	5,735,343
Mondi plc (London Stock Exchange)	15,113	397,419
OMV AG	4,584	260,740
Raiffeisen Bank International AG	4,607	104,339
Verbund AG	2,119	195,104
voestalpine AG	3,612	147,076

		7,159,015

Belgium (0.2%)
Ageas SA/NV	5,450	302,438
Anheuser-Busch InBev SA/NV	23,716	1,710,053
Elia Group SA/NV	962	101,522
Etablissements Franz Colruyt NV	1,770	98,978
Groupe Bruxelles Lambert SA (Swiss Stock exchange)	1,486	165,971
Groupe Bruxelles Lambert SA (Turquoise Stock Exchange)	2,030	227,083
KBC Group NV	7,782	593,329
Proximus SADP	4,734	91,441
Sofina SA	479	206,629
Solvay SA	2,307	293,248
UCB SA	3,935	411,348
Umicore SA	6,135	374,641

		4,576,681

Brazil (1.0%)
Hapvida Participacoes e Investimentos SA (m)	1,097,487	3,409,099
Localiza Rent a Car SA*	201,249	2,589,556
Lojas Renner SA*	464,745	4,156,150
Pagseguro Digital Ltd., Class A*	32,398	1,811,696
Petroleo Brasileiro SA	410,533	2,507,538
Petroleo Brasileiro SA (Preference) (q)	565,136	3,343,913
StoneCo Ltd., Class A*	44,686	2,996,643
Yara International ASA	5,425	285,548

		21,100,143

Chile (0.0%)
Antofagasta plc	12,274	243,728

China (4.3%)
Airtac International Group	54,000	2,083,445
Alibaba Group Holding Ltd.*	392,892	11,132,522

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Anhui Conch Cement Co. Ltd., Class H	363,000	$1,926,201
BOC Hong Kong Holdings Ltd.	115,000	390,280
Budweiser Brewing Co. APAC Ltd. (m)	53,600	169,133
China Construction Bank Corp., Class H (x)	5,107,420	4,019,208
China Mengniu Dairy Co. Ltd.*	662,000	4,003,052
China Resources Beer Holdings Co. Ltd.	610,000	5,479,889
Chow Tai Fook Jewellery Group Ltd.	62,200	142,116
ESR Cayman Ltd. (m)*	66,200	223,387
Futu Holdings Ltd. (ADR)*	1,558	279,022
JD.com, Inc. (ADR)*	166,254	13,268,732
Jiangsu Hengrui Medicine Co. Ltd., Class A	95,204	1,001,480
Kweichow Moutai Co. Ltd., Class A	23,747	7,558,745
Meituan, Class B (m)*	101,700	4,196,731
New Oriental Education & Technology Group, Inc. (ADR)*	215,139	1,761,988
NXP Semiconductors NV	4,292	882,950
Ping An Insurance Group Co. of China Ltd., Class A	146,496	1,457,376
Ping An Insurance Group Co. of China Ltd., Class H	120,000	1,175,380
Prosus NV*	15,170	1,483,456
Shenzhou International Group Holdings Ltd.	220,900	5,579,188
Silergy Corp.	16,000	2,176,402
TAL Education Group (ADR)*	31,924	805,443
Tencent Holdings Ltd.	280,800	21,120,668
Wilmar International Ltd.	59,800	200,119
Wuxi Biologics Cayman, Inc. (m)*	109,500	2,006,858

		94,523,771

Denmark (0.7%)
Ambu A/S, Class B	35,690	1,372,112
AP Moller - Maersk A/S, Class A	99	274,998
AP Moller - Maersk A/S, Class B	191	548,977
Ascendis Pharma A/S (ADR)*	1,353	177,987
Carlsberg A/S, Class B	3,206	597,618
Chr Hansen Holding A/S	3,283	296,301
Coloplast A/S, Class B	3,698	606,776
Danske Bank A/S	21,468	377,755
Demant A/S*	3,371	189,749
DSV Panalpina A/S	6,443	1,502,553
Genmab A/S*	2,040	834,704
GN Store Nord A/S	3,985	348,094
Novo Nordisk A/S, Class B	53,595	4,490,144
Novozymes A/S, Class B	6,478	488,284
Orsted A/S (m)	5,888	826,221
Pandora A/S	3,113	418,459
ROCKWOOL International A/S, Class B	261	127,061
Tryg A/S	10,876	266,990
Vestas Wind Systems A/S	31,432	1,226,957

		14,971,740

Finland (0.3%)
Elisa OYJ	4,427	264,145
Fortum OYJ	13,824	381,273
Kesko OYJ, Class B	8,501	313,994
Kone OYJ, Class B	10,579	863,031
Neste OYJ	13,168	806,305
Nokia OYJ*	167,816	898,529
Nordea Bank Abp (Aquis Stock Exchange)	1,902	21,195
Nordea Bank Abp (Turquoise Stock Exchange)	98,942	1,101,321
Orion OYJ, Class B	3,302	141,931
Sampo OYJ, Class A	15,523	713,432
Stora Enso OYJ, Class R	18,107	330,322
UPM-Kymmene OYJ	16,613	628,394
Wartsila OYJ Abp	14,734	218,648

		6,682,520

France (4.4%)
Accor SA*	5,288	197,450
Adevinta ASA*	8,280	158,673
Aeroports de Paris*	894	116,448
Air Liquide SA	14,743	2,581,320
Airbus SE*	99,928	12,849,015
Alstom SA (x)	8,665	437,592
Amundi SA (m)	1,892	166,800
Arkema SA	1,911	239,739
Atos SE	3,081	187,414
AXA SA	60,218	1,526,964
BioMerieux	1,289	149,786
BNP Paribas SA	35,010	2,194,798
Bollore SA	27,510	147,442
Bouygues SA	7,111	262,990
Bureau Veritas SA*	9,149	289,436
Capgemini SE (x)	4,991	958,729
Carrefour SA	19,086	375,339
Cie de Saint-Gobain	15,751	1,037,307
Cie Generale des Etablissements Michelin SCA	5,273	840,956
CNP Assurances	5,620	95,627
Covivio (REIT)	1,619	138,451
Credit Agricole SA	36,313	508,689
Danone SA	20,303	1,429,290
Dassault Aviation SA	78	91,749
Dassault Systemes SE	8,765	2,125,389
Edenred	7,675	437,285
Eiffage SA	2,593	263,805
Electricite de France SA	14,473	197,699
Engie SA	56,849	778,840
EssilorLuxottica SA (Borsa Italiana Stock Exchange)	3,465	640,699
EssilorLuxottica SA (Turquoise Stock Exchange)	5,417	999,708
Eurazeo SE	1,282	111,730
Faurecia SE (Euronext Paris)	3,024	148,319
Faurecia SE (Italian Stock Exchange)	628	30,738
Gecina SA (REIT)	1,429	218,921
Getlink SE	13,695	213,541
Hermes International	986	1,436,300
Iliad SA	438	64,089
Ipsen SA	1,174	122,112

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Kering SA	15,014	$13,120,701
Klepierre SA (REIT)	6,424	165,523
La Francaise des Jeux SAEM (m)(x)	2,972	174,722
Legrand SA	8,324	881,013
L’Oreal SA	7,842	3,494,433
LVMH Moet Hennessy Louis Vuitton SE	31,298	24,541,903
Natixis SA	32,039	151,961
Orange SA	62,096	707,956
Orpea SA	1,609	204,619
Pernod Ricard SA	6,521	1,447,482
Publicis Groupe SA	6,940	443,878
Remy Cointreau SA	691	142,649
Renault SA*	5,983	241,811
Safran SA	10,638	1,474,830
Sanofi	35,267	3,695,025
Sartorius Stedim Biotech	861	407,249
SCOR SE (x)*	4,935	156,942
SEB SA	887	160,288
Societe Generale SA	25,233	743,812
Sodexo SA*	2,754	256,999
Suez SA (x)	10,757	255,740
Teleperformance	1,828	741,953
Thales SA	3,321	338,815
TotalEnergies SE	77,761	3,518,086
Ubisoft Entertainment SA*	2,883	201,829
Unibail-Rodamco-Westfield (REIT)*	3,879	335,719
Valeo SA	7,147	214,999
Veolia Environnement SA	16,773	506,562
Vinci SA	16,570	1,768,113
Vivendi SE (x)	22,148	744,002
Wendel SE	835	112,278
Worldline SA (m)*	7,395	692,195

		96,815,266

Germany (2.8%)
adidas AG	5,926	2,205,698
Allianz SE (Registered)	12,833	3,200,078
Aroundtown SA	31,096	242,618
BASF SE	28,588	2,252,198
Bayer AG (Registered)	30,578	1,856,765
Bayerische Motoren Werke AG	10,305	1,091,293
Bayerische Motoren Werke AG (Preference) (q)	1,705	153,245
Bechtle AG	850	157,886
Beiersdorf AG	3,137	378,479
Brenntag SE	4,809	447,172
Carl Zeiss Meditec AG	1,253	242,102
Commerzbank AG*	31,184	221,193
Continental AG	3,424	503,360
Covestro AG (m)	6,013	388,295
Daimler AG (Registered)	26,639	2,378,516
Deutsche Bank AG (Registered)*	64,328	837,978
Deutsche Boerse AG	5,914	1,032,244
Deutsche Lufthansa AG (Registered) (x)*	9,302	104,673
Deutsche Post AG (Registered)	30,853	2,098,455
Deutsche Telekom AG (Registered)	103,740	2,191,049
Deutsche Wohnen SE	10,640	650,753
E.ON SE	69,879	808,207
Evonik Industries AG	6,527	218,870
Fresenius Medical Care AG & Co. KGaA	6,381	529,942
Fresenius SE & Co. KGaA	13,015	678,954
FUCHS PETROLUB SE (Preference) (q)	2,163	105,207
GEA Group AG	4,775	193,412
Hannover Rueck SE	1,877	314,040
HeidelbergCement AG	4,632	397,320
HelloFresh SE*	5,141	499,745
Henkel AG & Co. KGaA	3,234	297,766
Henkel AG & Co. KGaA (Preference) (q)	5,545	585,437
Infineon Technologies AG	118,851	4,766,171
Just Eat Takeaway.com NV (m)(x)*	5,582	515,410
KION Group AG	2,246	239,368
Knorr-Bremse AG	2,258	259,710
LANXESS AG	2,586	177,296
LEG Immobilien SE	2,244	323,157
Merck KGaA	4,023	771,353
MTU Aero Engines AG	1,660	411,187
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	4,361	1,194,255
Nemetschek SE	1,797	137,479
Porsche Automobil Holding SE (Preference) (q)	4,766	510,650
Puma SE	3,051	363,762
Rational AG (x)	159	144,040
RWE AG	19,995	724,549
SAP SE	95,234	13,419,854
Sartorius AG (Preference) (q)	816	424,764
Scout24 AG (m)	2,788	235,114
Siemens AG (Registered)	23,811	3,772,613
Siemens Energy AG*	12,439	374,933
Siemens Healthineers AG (m)	8,365	512,604
Symrise AG	4,004	557,860
TeamViewer AG (m)*	5,007	188,323
Telefonica Deutschland Holding AG	30,918	81,571
Uniper SE	2,848	104,890
United Internet AG (Registered), Class G	3,019	123,431
Volkswagen AG (x)	1,010	331,498
Volkswagen AG (Preference) (q)	5,776	1,446,486
Vonovia SE	16,733	1,081,740
Zalando SE (m)(x)*	6,983	844,155

		61,301,173

Hong Kong (0.8%)
AIA Group Ltd.	376,400	4,678,155
Bank of East Asia Ltd. (The)	40,800	75,775
CK Asset Holdings Ltd.	62,264	429,833
CK Infrastructure Holdings Ltd.	22,000	131,190
CLP Holdings Ltd.	51,000	504,463
Hang Lung Properties Ltd.	63,000	153,031
Hang Seng Bank Ltd.	23,800	475,430
Henderson Land Development Co. Ltd.	45,474	215,530

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
HK Electric Investments & HK Electric Investments Ltd. (m)	73,500	$74,501
HKT Trust & HKT Ltd.	118,260	161,147
Hong Kong & China Gas Co. Ltd.	348,856	541,865
Hong Kong Exchanges & Clearing Ltd.	91,228	5,437,749
Hongkong Land Holdings Ltd. (Bermuda Stock Exchange)	30,100	140,567
Hongkong Land Holdings Ltd. (Singapore Stock Exchange)	6,200	29,512
Jardine Matheson Holdings Ltd.	6,700	429,537
Link REIT (REIT)	64,800	628,028
Melco Resorts & Entertainment Ltd. (ADR)*	6,681	110,704
MTR Corp. Ltd. (x)	48,000	267,378
New World Development Co. Ltd.	47,095	244,746
Power Assets Holdings Ltd.	43,000	263,894
Sino Land Co. Ltd.	109,001	171,834
Sun Hung Kai Properties Ltd.	40,500	603,512
Swire Pacific Ltd., Class A	17,500	118,668
Swire Properties Ltd.	36,400	108,530
Techtronic Industries Co. Ltd.	43,000	750,976
WH Group Ltd. (m)	298,500	268,347
Wharf Real Estate Investment Co. Ltd.	52,100	302,965
Xinyi Glass Holdings Ltd.	56,000	228,276

		17,546,143

India (1.9%)
Asian Paints Ltd.	48,504	1,952,885
Bharti Airtel Ltd.	269,746	1,907,601
DLF Ltd.	1,835,229	6,940,440
Eicher Motors Ltd.*	33,662	1,209,690
HDFC Bank Ltd. (ADR)*	34,669	2,534,997
Housing Development Finance Corp. Ltd.	112,084	3,732,489
ICICI Bank Ltd.	458,713	3,893,476
ICICI Bank Ltd. (ADR)*	310,531	5,310,080
ICICI Prudential Life Insurance Co. Ltd. (m)	239,999	1,978,305
Infosys Ltd.	131,280	2,791,974
Infosys Ltd. (ADR)	60,015	1,271,718
Mahindra & Mahindra Ltd.	158,246	1,655,696
Reliance Industries Ltd.	48,018	1,363,503
Reliance Industries Ltd. - Partly Paid	164,585	3,292,475
Shree Cement Ltd.*	3,610	1,335,821

		41,171,150

Indonesia (0.1%)
Bank Central Asia Tbk. PT	1,537,500	3,194,289

Ireland (0.2%)
CRH plc	24,435	1,231,387
Flutter Entertainment plc*	5,180	937,912
Kerry Group plc, Class A	4,950	691,423
Kingspan Group plc	4,805	453,751
Seagate Technology Holdings plc	2,994	263,262
Smurfit Kappa Group plc	7,628	413,804

		3,991,539

Israel (0.1%)
Azrieli Group Ltd.	1,321	92,993
Bank Hapoalim BM*	35,343	283,598
Bank Leumi Le-Israel BM*	45,222	343,449
Check Point Software Technologies Ltd.*	3,491	405,410
Elbit Systems Ltd.	807	104,460
ICL Group Ltd.	24,037	163,016
Israel Discount Bank Ltd., Class A*	36,231	172,478
Mizrahi Tefahot Bank Ltd.*	4,152	127,866
Nice Ltd.*	1,953	476,965
Teva Pharmaceutical Industries Ltd. (ADR)*	34,129	337,877
Wix.com Ltd.*	1,732	502,765

		3,010,877

Italy (0.5%)
Amplifon SpA	3,875	191,327
Assicurazioni Generali SpA	34,338	688,309
Atlantia SpA*	15,422	279,237
Brunello Cucinelli SpA*	20,167	1,179,390
Davide Campari-Milano NV	16,270	217,905
DiaSorin SpA	734	138,819
Enel SpA	253,151	2,350,961
Eni SpA	78,557	956,640
Ferrari NV	3,923	809,395
FinecoBank Banca Fineco SpA*	18,973	330,709
Infrastrutture Wireless Italiane SpA (m)	10,460	117,977
Intesa Sanpaolo SpA	514,058	1,419,933
Mediobanca Banca di Credito Finanziario SpA*	19,331	225,779
Moncler SpA	6,031	408,051
Nexi SpA (m)*	13,678	300,208
Poste Italiane SpA (m)	16,261	214,989
Prysmian SpA	7,929	284,217
Recordati Industria Chimica e Farmaceutica SpA	3,255	186,034
Snam SpA	62,764	362,809
Telecom Italia SpA (Aquis Stock Exchange)	178,108	94,360
Telecom Italia SpA (Turquoise Stock Exchange)	335,970	166,880
Terna SpA	43,793	326,313
UniCredit SpA	66,153	780,487

		12,030,729

Japan (7.6%)
ABC-Mart, Inc.	1,200	68,806
Acom Co. Ltd.	12,300	53,587
Advantest Corp.	6,200	558,639
Aeon Co. Ltd.	20,400	548,125
AGC, Inc. (x)	6,000	251,676
Aisin Corp.	4,600	196,679
Ajinomoto Co., Inc.	14,500	376,417
ANA Holdings, Inc.*	4,400	103,450
Asahi Group Holdings Ltd. (x)	14,200	663,506
Asahi Intecc Co. Ltd.	6,400	153,008
Asahi Kasei Corp.	39,000	428,458
Astellas Pharma, Inc.	57,900	1,008,214
Azbil Corp.	3,800	157,514

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Bandai Namco Holdings, Inc.	6,200	$430,169
Bridgestone Corp. (x)	17,800	809,928
Brother Industries Ltd.	6,900	137,696
Canon, Inc. (x)	31,100	703,491
Capcom Co. Ltd.	67,700	1,980,512
Casio Computer Co. Ltd.	5,800	96,949
Central Japan Railway Co.	4,500	682,524
Chiba Bank Ltd. (The)	16,500	99,361
Chubu Electric Power Co., Inc.	20,100	245,698
Chugai Pharmaceutical Co. Ltd.	20,900	828,136
Concordia Financial Group Ltd.	33,900	124,194
Cosmos Pharmaceutical Corp.	600	88,033
CyberAgent, Inc.	12,600	270,498
Dai Nippon Printing Co. Ltd.	7,100	150,123
Daifuku Co. Ltd.	3,200	290,634
Dai-ichi Life Holdings, Inc.	31,700	580,384
Daiichi Sankyo Co. Ltd.	53,000	1,142,342
Daikin Industries Ltd.	7,800	1,452,649
Daito Trust Construction Co. Ltd.	2,000	218,732
Daiwa House Industry Co. Ltd.	17,600	528,341
Daiwa House REIT Investment Corp. (REIT)	60	176,876
Daiwa Securities Group, Inc.	45,000	247,126
Denso Corp.	13,500	920,982
Dentsu Group, Inc. (x)	6,686	239,226
Disco Corp.	900	275,035
East Japan Railway Co.	9,437	673,362
Eisai Co. Ltd.	7,400	727,711
ENEOS Holdings, Inc.	95,533	399,778
FANUC Corp.	21,618	5,214,045
Fast Retailing Co. Ltd.	1,800	1,355,002
Fuji Electric Co. Ltd.	3,900	182,195
FUJIFILM Holdings Corp.	11,200	830,612
Fujitsu Ltd.	6,100	1,142,086
GLP J-REIT (REIT)	128	220,755
GMO Payment Gateway, Inc.	1,200	156,299
Hakuhodo DY Holdings, Inc.	8,100	125,698
Hamamatsu Photonics KK	4,400	265,358
Hankyu Hanshin Holdings, Inc.	7,100	218,889
Harmonic Drive Systems, Inc.	1,500	82,632
Hikari Tsushin, Inc.	600	105,369
Hino Motors Ltd.	8,900	78,269
Hirose Electric Co. Ltd.	949	138,811
Hisamitsu Pharmaceutical Co., Inc.	1,700	83,703
Hitachi Construction Machinery Co. Ltd.	3,200	97,790
Hitachi Ltd.	30,140	1,725,735
Hitachi Metals Ltd.	6,700	128,096
Honda Motor Co. Ltd.	50,700	1,620,100
Hoshizaki Corp.	1,800	152,950
Hoya Corp.	11,600	1,538,035
Hulic Co. Ltd. (x)	8,400	94,514
Ibiden Co. Ltd.	3,300	177,929
Idemitsu Kosan Co. Ltd.	7,039	169,995
Iida Group Holdings Co. Ltd.	4,600	118,421
Inpex Corp. (x)	31,900	238,040
Isuzu Motors Ltd.	17,200	227,125
Ito En Ltd.	1,700	100,842
ITOCHU Corp.	37,000	1,065,755
Itochu Techno-Solutions Corp.	2,900	89,797
Japan Airlines Co. Ltd.*	4,688	101,318
Japan Exchange Group, Inc.	15,900	353,508
Japan Metropolitan Fund Invest (REIT)	218	236,259
Japan Post Bank Co. Ltd. (x)	13,900	116,735
Japan Post Holdings Co. Ltd.*	49,000	401,501
Japan Post Insurance Co. Ltd.	7,000	129,421
Japan Real Estate Investment Corp. (REIT)	39	239,768
Japan Tobacco, Inc. (x)	37,400	706,458
JFE Holdings, Inc.	15,300	179,174
JSR Corp.	6,300	190,540
Kajima Corp.	14,000	177,308
Kakaku.com, Inc.	4,700	141,937
Kansai Electric Power Co., Inc. (The)	21,900	208,858
Kansai Paint Co. Ltd.	5,500	140,155
Kao Corp. (x)	15,000	922,859
KDDI Corp.	50,200	1,565,714
Keio Corp.	3,200	188,091
Keisei Electric Railway Co. Ltd.	4,499	143,561
Keyence Corp.	23,072	11,644,512
Kikkoman Corp.	4,500	296,908
Kintetsu Group Holdings Co. Ltd.*	5,300	186,057
Kirin Holdings Co. Ltd. (x)	25,600	499,119
Kobayashi Pharmaceutical Co. Ltd.	1,800	153,760
Kobe Bussan Co. Ltd.	3,900	122,868
Koei Tecmo Holdings Co. Ltd.	1,740	84,889
Koito Manufacturing Co. Ltd.	3,300	205,257
Komatsu Ltd.	27,300	678,353
Konami Holdings Corp.	2,900	174,112
Kose Corp.	1,000	157,343
Kubota Corp. (x)	32,000	647,230
Kurita Water Industries Ltd.	3,100	148,729
Kyocera Corp.	10,000	618,210
Kyowa Kirin Co. Ltd.	8,400	297,907
Lasertec Corp.	2,300	446,978
Lawson, Inc.	1,400	64,773
Lion Corp.	7,000	118,583
Lixil Corp.	8,300	214,644
M3, Inc.	13,700	1,000,478
Makita Corp.	7,000	329,538
Marubeni Corp.	48,700	423,503
Mazda Motor Corp.*	17,660	165,957
McDonald’s Holdings Co. Japan Ltd. (x)	2,710	119,528
Medipal Holdings Corp.	6,300	120,335
Meiji Holdings Co. Ltd.	3,844	230,097
Mercari, Inc. (x)*	3,100	164,634
Minebea Mitsumi, Inc.	11,300	298,940
MISUMI Group, Inc.	8,800	297,835
Mitsubishi Chemical Holdings Corp.	39,900	335,268
Mitsubishi Corp.	39,300	1,071,159
Mitsubishi Electric Corp.	56,800	824,430
Mitsubishi Estate Co. Ltd.	36,800	595,087
Mitsubishi Gas Chemical Co., Inc.	5,600	118,760
Mitsubishi HC Capital, Inc.	20,500	109,793
Mitsubishi Heavy Industries Ltd.	10,000	294,253

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Mitsubishi UFJ Financial Group, Inc.	380,500	$2,055,340
Mitsui & Co. Ltd.	48,100	1,082,623
Mitsui Chemicals, Inc.	5,700	196,764
Mitsui Fudosan Co. Ltd.	28,500	660,070
Miura Co. Ltd.	2,700	117,021
Mizuho Financial Group, Inc.	75,053	1,072,475
MonotaRO Co. Ltd.	7,800	184,653
MS&AD Insurance Group Holdings, Inc.	13,807	398,693
Murata Manufacturing Co. Ltd.	130,809	9,987,146
Nabtesco Corp. (x)	3,400	128,539
NEC Corp.	7,600	391,305
Nexon Co. Ltd.	15,200	338,766
NGK Insulators Ltd.	8,000	134,227
NH Foods Ltd.	2,500	97,214
Nidec Corp.	113,512	13,155,110
Nihon M&A Center, Inc.	9,400	243,768
Nintendo Co. Ltd.	3,500	2,035,825
Nippon Building Fund, Inc. (REIT) (x)	46	286,944
Nippon Express Co. Ltd.	2,300	175,147
Nippon Paint Holdings Co. Ltd. (x)	22,100	299,985
Nippon Prologis REIT, Inc. (REIT)	64	203,646
Nippon Sanso Holdings Corp.	4,700	96,331
Nippon Shinyaku Co. Ltd.	1,500	118,952
Nippon Steel Corp.	26,591	448,429
Nippon Telegraph & Telephone Corp.	40,036	1,043,109
Nippon Yusen KK	5,000	253,387
Nissan Chemical Corp.	3,800	186,075
Nissan Motor Co. Ltd.*	72,300	358,783
Nisshin Seifun Group, Inc.	6,180	90,396
Nissin Foods Holdings Co. Ltd.	2,000	144,021
Nitori Holdings Co. Ltd.	2,500	442,414
Nitto Denko Corp.	4,700	350,718
Nomura Holdings, Inc.	95,600	488,606
Nomura Real Estate Holdings, Inc.	3,500	88,780
Nomura Real Estate Master Fund, Inc. (REIT)	132	211,613
Nomura Research Institute Ltd.	10,754	355,740
NSK Ltd.	10,900	92,129
NTT Data Corp.	19,600	305,746
Obayashi Corp.	20,200	160,553
Obic Co. Ltd.	2,200	410,117
Odakyu Electric Railway Co. Ltd.	9,200	232,370
Oji Holdings Corp.	25,300	145,294
Olympus Corp.	36,300	721,458
Omron Corp.	64,400	5,107,017
Ono Pharmaceutical Co. Ltd.	11,500	256,614
Oracle Corp. (Tokyo Stock Exchange)	1,100	84,162
Oriental Land Co. Ltd.	6,200	883,442
ORIX Corp.	38,000	641,172
Orix JREIT, Inc. (REIT)	78	150,109
Osaka Gas Co. Ltd.	11,700	217,897
Otsuka Corp.	3,500	183,672
Otsuka Holdings Co. Ltd. (x)	12,200	505,922
Pan Pacific International Holdings Corp.	12,800	265,690
Panasonic Corp.	68,700	794,940
PeptiDream, Inc.*	2,800	137,360
Persol Holdings Co. Ltd.	5,500	108,668
Pigeon Corp. (x)	3,400	95,792
Pola Orbis Holdings, Inc. (x)	2,900	76,588
Rakuten Group, Inc.	27,000	304,766
Recruit Holdings Co. Ltd.	42,200	2,077,807
Renesas Electronics Corp.*	39,000	421,612
Resona Holdings, Inc.	66,505	255,735
Ricoh Co. Ltd.	20,900	234,595
Rinnai Corp.	1,100	104,658
Rohm Co. Ltd.	2,700	249,597
Ryohin Keikaku Co. Ltd.	8,600	180,368
Santen Pharmaceutical Co. Ltd.	11,200	154,246
SBI Holdings, Inc.	7,560	178,835
SCSK Corp.	1,600	95,342
Secom Co. Ltd.	6,500	494,046
Seiko Epson Corp.	8,700	153,020
Sekisui Chemical Co. Ltd.	11,900	203,412
Sekisui House Ltd.	19,200	393,782
Seven & i Holdings Co. Ltd.	23,500	1,120,478
SG Holdings Co. Ltd.	10,000	262,208
Sharp Corp.	6,699	110,529
Shimadzu Corp.	7,400	286,088
Shimano, Inc.	2,300	545,524
Shimizu Corp.	17,200	131,909
Shin-Etsu Chemical Co. Ltd.	11,000	1,839,687
Shionogi & Co. Ltd.	8,200	427,438
Shiseido Co. Ltd.	12,500	919,371
Shizuoka Bank Ltd. (The)	13,900	107,476
SMC Corp.	1,800	1,063,684
SoftBank Corp.	89,400	1,169,656
SoftBank Group Corp.	39,000	2,729,421
Sohgo Security Services Co. Ltd.	2,200	100,203
Sompo Holdings, Inc.	9,881	365,195
Sony Group Corp.	39,300	3,825,820
Square Enix Holdings Co. Ltd.	2,700	133,912
Stanley Electric Co. Ltd.	3,800	109,969
Subaru Corp.	19,200	378,746
SUMCO Corp.	8,400	206,040
Sumitomo Chemical Co. Ltd.	46,400	246,002
Sumitomo Corp.	35,100	470,127
Sumitomo Dainippon Pharma Co. Ltd.	6,000	125,730
Sumitomo Electric Industries Ltd.	23,500	346,699
Sumitomo Metal Mining Co. Ltd.	7,700	299,766
Sumitomo Mitsui Financial Group, Inc.	40,607	1,399,926
Sumitomo Mitsui Trust Holdings, Inc.	10,502	333,508
Sumitomo Realty & Development Co. Ltd.	9,600	343,058
Suntory Beverage & Food Ltd. (x)	4,300	161,789
Suzuki Motor Corp.	11,500	486,624
Sysmex Corp.	5,200	617,850
T&D Holdings, Inc.	16,700	215,862

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Taisei Corp.	5,900	$193,312
Taisho Pharmaceutical Holdings Co. Ltd.	1,100	58,914
Takeda Pharmaceutical Co. Ltd.	91,716	3,070,271
TDK Corp.	45,400	5,512,813
Terumo Corp.	20,100	814,530
THK Co. Ltd.	3,700	110,405
TIS, Inc.	7,700	196,633
Tobu Railway Co. Ltd.	5,900	152,525
Toho Co. Ltd.	3,400	140,168
Toho Gas Co. Ltd.	2,300	112,624
Tohoku Electric Power Co., Inc.	14,700	115,118
Tokio Marine Holdings, Inc.	19,700	905,780
Tokyo Century Corp.	1,000	53,738
Tokyo Electric Power Co. Holdings, Inc.*	47,500	141,095
Tokyo Electron Ltd.	4,600	1,990,801
Tokyo Gas Co. Ltd.	11,700	220,846
Tokyu Corp.	15,600	212,175
Toppan, Inc.	8,200	131,752
Toray Industries, Inc.	43,200	287,404
Toshiba Corp. (x)	12,800	553,616
Tosoh Corp.	8,100	139,697
TOTO Ltd.	4,400	227,733
Toyo Suisan Kaisha Ltd.	2,700	103,898
Toyota Industries Corp.	4,600	397,912
Toyota Motor Corp.	65,974	5,766,304
Toyota Tsusho Corp.	6,600	311,895
Trend Micro, Inc.	4,200	220,028
Tsuruha Holdings, Inc.	1,100	127,828
Unicharm Corp.	12,600	506,971
United Urban Investment Corp. (REIT)	92	133,079
USS Co. Ltd.	6,800	118,623
Welcia Holdings Co. Ltd.	2,900	94,757
West Japan Railway Co.	5,100	290,773
Yakult Honsha Co. Ltd.	4,000	226,473
Yamada Holdings Co. Ltd.	21,100	97,433
Yamaha Corp.	4,200	227,967
Yamaha Motor Co. Ltd.	8,700	236,500
Yamato Holdings Co. Ltd.	9,100	258,842
Yaskawa Electric Corp.	7,500	366,578
Yokogawa Electric Corp.	8,300	124,020
Z Holdings Corp.	82,600	413,985
ZOZO, Inc.	4,000	135,920

		167,619,587

Jordan (0.0%)
Hikma Pharmaceuticals plc	5,341	180,715

Luxembourg (0.1%)
ArcelorMittal SA	22,311	683,869
Eurofins Scientific SE*	4,156	475,057

		1,158,926

Macau (0.0%)
Galaxy Entertainment Group Ltd.*	68,000	544,312
Sands China Ltd.*	75,587	318,341
SJM Holdings Ltd.*	52,000	56,793
Wynn Macau Ltd.*	42,000	66,103

		985,549

Malta (0.0%)
BGP Holdings plc (r)*	796,081	—

Mexico (0.2%)
Grupo Aeroportuario del Centro Norte SAB de CV*	616,000	4,035,180
Grupo Aeroportuario del Sureste SAB de CV, Class B	52,641	969,187

		5,004,367

Netherlands (1.6%)
ABN AMRO Bank NV (CVA) (m)	13,166	159,113
Adyen NV (m)*	614	1,500,148
Aegon NV	55,694	231,071
Akzo Nobel NV	5,932	732,929
Argenx SE*	1,427	432,830
ASM International NV	1,472	483,482
ASML Holding NV	16,371	11,247,262
ASML Holding NV (Registered) (NYRS)	8,252	5,700,812
EXOR NV	3,376	270,449
Heineken Holding NV	3,586	361,216
Heineken NV	8,068	977,710
ING Groep NV	121,408	1,603,709
JDE Peet’s NV*	2,947	106,929
Koninklijke Ahold Delhaize NV	32,547	967,517
Koninklijke DSM NV	5,365	1,001,308
Koninklijke KPN NV	104,651	326,853
Koninklijke Philips NV	28,357	1,405,160
Koninklijke Vopak NV	2,153	97,777
NN Group NV	8,738	412,164
Randstad NV	3,722	284,662
Royal Dutch Shell plc, Class A	127,651	2,554,754
Royal Dutch Shell plc, Class B	115,355	2,232,392
uniQure NV*	26,917	829,044
Wolters Kluwer NV	8,326	836,403

		34,755,694

New Zealand (0.1%)
a2 Milk Co. Ltd. (The)*	22,915	103,153
Auckland International Airport Ltd.*	38,801	197,176
Fisher & Paykel Healthcare Corp. Ltd.	17,939	390,225
Mercury NZ Ltd.	18,569	86,575
Meridian Energy Ltd.	39,738	148,051
Ryman Healthcare Ltd.	13,059	119,854
Spark New Zealand Ltd.	57,640	193,394
Xero Ltd.*	4,110	422,582

		1,661,010

Norway (0.1%)
DNB ASA	28,953	630,835
Equinor ASA	30,419	643,628
Gjensidige Forsikring ASA	5,811	128,096
Mowi ASA	13,681	347,978
Norsk Hydro ASA	41,858	267,089
Orkla ASA	23,377	238,110
Schibsted ASA, Class A	2,276	109,859
Schibsted ASA, Class B	3,030	126,195
Telenor ASA	21,779	367,024

		2,858,814

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Panama (0.1%)
Copa Holdings SA, Class A*	43,567	$3,281,902

Poland (0.3%)
Allegro.eu SA (m)*	121,307	2,087,638
InPost SA*	6,225	124,936
LPP SA*	1,289	4,350,755

		6,563,329

Portugal (0.0%)
EDP - Energias de Portugal SA	86,402	457,957
Galp Energia SGPS SA	15,602	169,313
Jeronimo Martins SGPS SA	7,835	142,885

		770,155

Russia (1.3%)
Coca-Cola HBC AG	6,237	225,527
Evraz plc	17,126	140,247
Fix Price Group Ltd. (GDR)*§	158,128	1,383,620
LUKOIL PJSC (ADR)	38,699	3,560,308
Novatek PJSC (GDR) (m)	21,020	4,609,686
Novolipetsk Steel PJSC (GDR) (m)	118,257	3,725,095
Ozon Holdings plc (ADR)*	40,077	2,349,314
TCS Group Holding plc (GDR) (m)	79,716	6,975,150
Yandex NV, Class A*	64,406	4,556,724

		27,525,671

Saudi Arabia (0.0%)
Delivery Hero SE (m)*	4,810	635,365

Singapore (0.2%)
Ascendas REIT (REIT)	100,115	219,632
CapitaLand Integrated Commercial Trust (REIT)	141,017	219,176
CapitaLand Ltd.	82,100	226,512
City Developments Ltd.	11,200	60,718
DBS Group Holdings Ltd.	56,200	1,245,871
Genting Singapore Ltd.	188,257	116,899
Keppel Corp. Ltd.	45,300	184,272
Mapletree Commercial Trust (REIT)	67,100	107,783
Mapletree Logistics Trust (REIT)	93,346	142,306
Oversea-Chinese Banking Corp. Ltd.	104,578	929,358
Singapore Airlines Ltd.*	41,750	150,582
Singapore Exchange Ltd.	25,000	207,853
Singapore Technologies Engineering Ltd.	52,100	149,942
Singapore Telecommunications Ltd.	257,000	437,666
United Overseas Bank Ltd.	36,767	705,975
UOL Group Ltd.	14,743	80,036
Venture Corp. Ltd.	8,000	114,286

		5,298,867

South Africa (0.8%)
Anglo American Platinum Ltd.	23,678	2,734,925
Anglo American plc (Johannesburg Stock Exchange)	183,211	7,305,603
Anglo American plc (London stock Exchange)	40,306	1,601,570
Capitec Bank Holdings Ltd.	31,356	3,703,170
Clicks Group Ltd.	138,866	2,389,215

		17,734,483

South Korea (1.6%)
Hyundai Motor Co.	6,086	1,294,319
Kakao Corp.	39,115	5,661,542
Kia Corp.	15,319	1,218,827
LG Chem Ltd.	1,943	1,466,545
NAVER Corp.	4,953	1,836,236
Samsung Biologics Co. Ltd. (m)*	2,273	1,697,459
Samsung Electronics Co. Ltd.	251,384	18,014,198
Samsung SDI Co. Ltd.	4,027	2,495,978
SK Hynix, Inc.	9,417	1,066,170

		34,751,274

Spain (0.8%)
ACS Actividades de Construccion y Servicios SA	7,252	194,253
Aena SME SA (m)*	2,334	382,751
Amadeus IT Group SA*	14,022	986,289
Banco Bilbao Vizcaya Argentaria SA	207,538	1,286,549
Banco Santander SA	539,728	2,060,424
CaixaBank SA	138,363	425,582
Cellnex Telecom SA (m)	15,802	1,006,563
EDP Renovaveis SA	8,969	207,808
Enagas SA (x)	7,747	178,989
Endesa SA (x)	9,886	239,839
Ferrovial SA	14,951	438,772
Grifols SA	9,284	251,434
Iberdrola SA	179,789	2,191,540
Industria de Diseno Textil SA	150,460	5,300,500
Naturgy Energy Group SA	9,054	232,752
Red Electrica Corp. SA (x)	13,473	250,098
Repsol SA (x)	46,361	580,180
Siemens Gamesa Renewable Energy SA*	7,420	247,759
Telefonica SA	162,549	759,598

		17,221,680

Sweden (1.4%)
Alfa Laval AB	9,792	345,885
Assa Abloy AB, Class B	198,184	5,969,998
Atlas Copco AB, Class A	125,213	7,666,610
Atlas Copco AB, Class B	12,146	638,658
Boliden AB*	8,513	327,266
Electrolux AB	7,020	194,651
Embracer Group AB*	7,982	215,916
Epiroc AB, Class A	20,512	467,375
Epiroc AB, Class B	12,138	238,204
EQT AB	7,415	269,113
Essity AB, Class B	18,942	628,146
Evolution AB (m)	5,287	835,482
Fastighets AB Balder, Class B*	3,273	205,373
H & M Hennes & Mauritz AB, Class B*	22,732	539,208
Hexagon AB, Class B	61,319	908,525
Husqvarna AB, Class B	12,854	170,774
ICA Gruppen AB	3,130	145,672
Industrivarden AB, Class A	3,326	129,339
Industrivarden AB, Class C	4,970	181,887

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Investment AB Latour, Class B	4,608	$151,193
Investor AB, Class B	56,708	1,307,025
Kinnevik AB, Class B (x)*	7,529	301,403
L E Lundbergforetagen AB, Class B	2,221	143,307
Lundin Energy AB (x)	6,230	220,428
Nibe Industrier AB, Class B	47,532	499,974
Sandvik AB	35,139	897,557
Securitas AB, Class B	9,746	153,853
Sinch AB (m)*	14,170	238,427
Skandinaviska Enskilda Banken AB, Class A	50,656	654,353
Skanska AB, Class B	10,588	280,842
SKF AB, Class B	11,878	302,429
Svenska Cellulosa AB SCA, Class B	18,858	309,045
Svenska Handelsbanken AB, Class A	45,398	512,220
Swedbank AB, Class A	28,187	524,474
Swedish Match AB	50,485	430,516
Tele2 AB, Class B (x)	15,589	212,393
Telefonaktiebolaget LM Ericsson, Class B	90,847	1,141,784
Telia Co. AB	82,738	367,183
Volvo AB, Class A	6,233	154,549
Volvo AB, Class B (x)	44,497	1,070,557

		29,951,594

Switzerland (2.5%)
ABB Ltd. (Registered)	53,987	1,831,561
Adecco Group AG (Registered)	4,823	327,667
Alcon, Inc.	15,553	1,088,920
Baloise Holding AG (Registered)	1,443	225,047
Banque Cantonale Vaudoise (Registered)	1,183	106,249
Barry Callebaut AG (Registered)	111	257,930
Chocoladefabriken Lindt & Spruengli AG	32	318,357
Chocoladefabriken Lindt & Spruengli AG (Registered)	3	314,185
Cie Financiere Richemont SA (Registered)	16,247	1,965,795
Clariant AG (Registered)	7,335	145,868
Credit Suisse Group AG (Registered)	76,186	798,049
EMS-Chemie Holding AG (Registered)	218	214,171
Geberit AG (Registered)	1,153	864,828
Givaudan SA (Registered)	287	1,334,732
Holcim Ltd.*	16,295	977,436
Julius Baer Group Ltd.	6,966	454,588
Kuehne + Nagel International AG (Registered)	1,681	575,201
Logitech International SA (Registered)	5,388	652,791
Lonza Group AG (Registered)	4,633	3,283,784
Nestle SA (Registered)	89,671	11,166,596
Novartis AG (Registered)	69,109	6,298,050
Partners Group Holding AG	698	1,057,279
Roche Holding AG	21,867	8,237,496
Roche Holding AG CHF 1	996	404,536
Schindler Holding AG	1,267	387,529
Schindler Holding AG (Registered)	626	182,946
SGS SA (Registered)	188	579,900
Sika AG (Registered)	4,413	1,442,780
Sonova Holding AG (Registered)	1,715	645,036
STMicroelectronics NV	21,256	771,378
Straumann Holding AG (Registered)	322	513,321
Swatch Group AG (The)	901	309,081
Swatch Group AG (The) (Registered)	1,830	120,747
Swiss Life Holding AG (Registered)	996	483,979
Swiss Prime Site AG (Registered)	2,365	234,647
Swisscom AG (Registered)	806	460,123
Temenos AG (Registered)	2,079	333,898
UBS Group AG (Registered)	114,108	1,746,306
Vifor Pharma AG	1,517	196,337
Zur Rose Group AG*	4,509	1,727,577
Zurich Insurance Group AG	4,683	1,878,767

		54,915,468

Taiwan (2.2%)
ASE Technology Holding Co. Ltd.	1,184,282	4,760,505
Delta Electronics, Inc.	531,000	5,774,536
MediaTek, Inc.	66,000	2,278,762
Novatek Microelectronics Corp.	85,000	1,522,297
Sea Ltd. (ADR)*	19,397	5,326,416
Taiwan Semiconductor Manufacturing Co. Ltd.	1,299,133	27,742,813

		47,405,329

United Kingdom (3.4%)
3i Group plc	30,290	491,489
Admiral Group plc	6,002	261,033
Ashtead Group plc	13,985	1,037,690
Associated British Foods plc	11,088	339,891
AstraZeneca plc	40,858	4,907,534
Auto Trader Group plc (m)*	30,072	263,485
AVEVA Group plc	3,561	182,654
Aviva plc	122,280	686,580
BAE Systems plc	100,219	723,664
Barclays plc	540,356	1,279,078
Barratt Developments plc	31,695	304,801
Berkeley Group Holdings plc	3,821	242,873
BP plc	633,308	2,759,573
British American Tobacco plc	67,838	2,627,529
British Land Co. plc (The) (REIT)	27,402	187,593
BT Group plc*	277,808	745,526
Bunzl plc	10,489	346,630
Burberry Group plc*	12,599	360,067
CK Hutchison Holdings Ltd.	84,264	656,591
CNH Industrial NV	31,850	525,893
Coca-Cola Europacific Partners plc	6,370	377,868
Compass Group plc*	55,523	1,168,972
Croda International plc	4,343	442,645

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
DCC plc	3,068	$251,158
Diageo plc	72,824	3,486,523
Direct Line Insurance Group plc	42,472	167,442
Entain plc*	18,215	439,810
Experian plc	28,552	1,100,358
Farfetch Ltd., Class A*	95,795	4,824,236
GlaxoSmithKline plc	156,591	3,074,595
Halma plc	11,816	440,009
Hargreaves Lansdown plc	11,072	243,370
HSBC Holdings plc	633,979	3,659,651
Imperial Brands plc	29,457	634,444
Informa plc*	46,754	324,409
InterContinental Hotels Group plc*	5,685	378,261
Intertek Group plc	5,023	384,242
J Sainsbury plc	51,928	195,239
JD Sports Fashion plc	16,055	204,100
Johnson Matthey plc	6,024	256,073
Kingfisher plc	65,697	331,253
Land Securities Group plc (REIT)	21,924	204,832
Legal & General Group plc	185,734	661,841
Linde plc	8,230	2,379,293
Lloyds Banking Group plc	2,205,495	1,424,447
London Stock Exchange Group plc	10,106	1,114,176
M&G plc	80,922	256,229
Melrose Industries plc	151,213	324,427
National Grid plc	110,468	1,407,078
Natwest Group plc	151,569	426,040
Next plc*	4,138	449,685
Ocado Group plc*	15,149	419,741
Pearson plc	23,459	269,342
Persimmon plc	9,931	406,357
Phoenix Group Holdings plc	18,661	174,604
Prudential plc	282,765	5,372,429
Reckitt Benckiser Group plc	22,185	1,963,144
RELX plc (London Stock Exchange)	18,374	487,748
RELX plc (Turquoise Stock Exchange)	41,772	1,113,460
Rentokil Initial plc	57,716	395,201
Rolls-Royce Holdings plc*	260,442	356,378
Sage Group plc (The)	34,119	322,921
Schroders plc	3,869	188,015
Segro plc (REIT)	37,088	561,520
Severn Trent plc	7,435	257,224
Smith & Nephew plc	27,301	590,086
Smiths Group plc	12,337	271,346
Spirax-Sarco Engineering plc	2,295	432,232
SSE plc	32,437	673,276
St James’s Place plc	16,751	342,245
Standard Chartered plc	83,501	532,487
Standard Life Aberdeen plc	67,925	254,633
Taylor Wimpey plc	113,469	249,491
Tesco plc	240,650	742,181
Unilever plc (Cboe Europe)	57,126	3,343,845
Unilever plc (London Stock Exchange)	24,709	1,445,983
United Utilities Group plc	21,224	286,076
Vodafone Group plc	835,219	1,401,912
Whitbread plc*	6,282	271,298
Wm Morrison Supermarkets plc	75,002	255,952
WPP plc	38,139	513,965

		73,857,972

United States (36.1%)
3M Co.	9,155	1,818,458
A O Smith Corp.	2,126	153,200
Abbott Laboratories	28,167	3,265,400
AbbVie, Inc.	27,939	3,147,049
ABIOMED, Inc.*	719	224,407
Accenture plc, Class A	10,084	2,972,662
Activision Blizzard, Inc.	12,420	1,185,365
Adobe, Inc.*	34,626	20,278,371
Advance Auto Parts, Inc.	1,033	211,910
Advanced Micro Devices, Inc.*	19,375	1,819,894
AES Corp. (The)	10,560	275,299
Aflac, Inc.	9,836	527,800
Agilent Technologies, Inc.	53,244	7,869,996
Air Products and Chemicals, Inc.	3,525	1,014,072
Akamai Technologies, Inc.*	2,580	300,828
Alaska Air Group, Inc.*	1,962	118,328
Albemarle Corp.	1,830	308,282
Alexandria Real Estate Equities, Inc. (REIT)	2,173	395,356
Alexion Pharmaceuticals, Inc.*	3,472	637,841
Align Technology, Inc.*	1,139	695,929
Allegion plc	1,429	199,060
Alliant Energy Corp.	3,962	220,921
Allstate Corp. (The)	4,660	607,850
Alphabet, Inc., Class C*	4,510	11,303,503
Alphabet, Inc., Class A*	20,113	49,111,722
Altria Group, Inc.	29,030	1,384,150
Amazon.com, Inc.*	7,747	26,650,920
Amcor plc	24,831	284,563
Ameren Corp.	4,005	320,560
American Airlines Group, Inc. (x)*	10,115	214,539
American Electric Power Co., Inc.	7,855	664,454
American Express Co.	10,313	1,704,017
American International Group, Inc.	13,613	647,979
American Tower Corp. (REIT)	7,242	1,956,354
American Water Works Co., Inc.	2,873	442,815
Ameriprise Financial, Inc.	1,850	460,428
AmerisourceBergen Corp.	2,324	266,075
AMETEK, Inc.	3,649	487,141
Amgen, Inc.	9,057	2,207,644
Amphenol Corp., Class A	9,463	647,364
Analog Devices, Inc.	10,319	1,776,519
ANSYS, Inc.*	1,376	477,555
Anthem, Inc.	3,869	1,477,184
Aon plc, Class A	3,571	852,612
APA Corp.	5,962	128,958
Apple, Inc.	248,458	34,028,808
Applied Materials, Inc.	34,147	4,862,533
Aptiv plc*	4,266	671,170
Archer-Daniels-Midland Co.	8,795	532,977
Arista Networks, Inc.*	867	314,123

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Arthur J Gallagher & Co.	3,242	$454,139
Assurant, Inc.	1,022	159,616
AT&T, Inc.	113,327	3,261,551
Atmos Energy Corp.	2,038	195,872
Autodesk, Inc.*	3,476	1,014,644
Automatic Data Processing, Inc.	6,681	1,326,980
AutoZone, Inc.*	338	504,370
AvalonBay Communities, Inc. (REIT)	2,202	459,535
Avantor, Inc.*	153,232	5,441,268
Avast plc (m)	418,756	2,837,241
Avery Dennison Corp.	1,304	274,153
Baker Hughes Co.	11,495	262,891
Ball Corp.	5,186	420,170
Bank of America Corp.	119,443	4,924,635
Bank of New York Mellon Corp. (The)	12,747	653,029
Baxter International, Inc.	7,976	642,068
Becton Dickinson and Co.	4,596	1,117,701
Berkshire Hathaway, Inc., Class B*	30,021	8,343,436
Best Buy Co., Inc.	3,489	401,165
Biogen, Inc.*	2,365	818,929
Bio-Rad Laboratories, Inc., Class A*	347	223,569
BlackRock, Inc.‡	2,244	1,963,433
Boeing Co. (The)*	8,744	2,094,713
Booking Holdings, Inc.*	648	1,417,882
BorgWarner, Inc.	3,775	183,238
Boston Properties, Inc. (REIT)	2,240	256,682
Boston Scientific Corp.*	66,111	2,826,906
Bristol-Myers Squibb Co.	35,191	2,351,463
Broadcom, Inc.	6,456	3,078,479
Broadridge Financial Solutions, Inc.	1,830	295,600
Brown-Forman Corp., Class B	2,893	216,801
Cabot Oil & Gas Corp.	6,332	110,557
Cadence Design Systems, Inc.*	4,413	603,787
Caesars Entertainment, Inc.*	3,299	342,271
Campbell Soup Co.	3,214	146,526
Capital One Financial Corp.	7,144	1,105,105
Cardinal Health, Inc.	4,658	265,925
CarMax, Inc.*	2,570	331,916
Carnival Corp.*	12,597	332,057
Carrier Global Corp.	12,919	627,863
Castle Biosciences, Inc.*	10,613	778,251
Catalent, Inc.*	2,702	292,140
Caterpillar, Inc.	8,698	1,892,946
Cboe Global Markets, Inc.	1,708	203,337
CBRE Group, Inc., Class A*	5,304	454,712
CDW Corp.	2,230	389,470
Celanese Corp.	1,856	281,370
Centene Corp.*	9,197	670,737
CenterPoint Energy, Inc.	9,336	228,919
Cerner Corp.	4,621	361,177
CF Industries Holdings, Inc.	3,315	170,557
CH Robinson Worldwide, Inc.	2,108	197,456
Charles River Laboratories International, Inc.*	5,704	2,110,024
Charles Schwab Corp. (The)	23,912	1,741,033
Charter Communications, Inc., Class A*	2,181	1,573,482
Chevron Corp.	30,704	3,215,937
Chipotle Mexican Grill, Inc.*	447	693,002
Chubb Ltd.	7,117	1,131,176
Church & Dwight Co., Inc.	3,889	331,421
Cigna Corp.	5,435	1,288,475
Cincinnati Financial Corp.	2,372	276,623
Cintas Corp.	1,396	533,272
Cisco Systems, Inc.	66,658	3,532,874
Citigroup, Inc.	32,740	2,316,355
Citizens Financial Group, Inc.	6,702	307,421
Citrix Systems, Inc.	1,947	228,325
Clorox Co. (The)	1,990	358,021
CME Group, Inc.	5,680	1,208,022
CMS Energy Corp.	4,584	270,823
Coca-Cola Co. (The)	61,606	3,333,501
Cognizant Technology Solutions Corp., Class A	8,384	580,676
Colgate-Palmolive Co.	13,394	1,089,602
Comcast Corp., Class A	72,620	4,140,792
Comerica, Inc.	2,196	156,663
Conagra Brands, Inc.	7,281	264,883
ConocoPhillips	21,430	1,305,087
Consolidated Edison, Inc.	5,395	386,929
Constellation Brands, Inc., Class A	2,690	629,164
Cooper Cos., Inc. (The)	775	307,109
Copart, Inc.*	3,292	433,984
Corning, Inc.	12,137	496,403
Corteva, Inc.	11,763	521,689
Costco Wholesale Corp.	6,999	2,769,294
Crown Castle International Corp. (REIT)	6,822	1,330,972
CSX Corp.	35,616	1,142,561
Cummins, Inc.	2,270	553,449
CVS Health Corp.	20,920	1,745,565
CyberArk Software Ltd.*	1,187	154,630
Danaher Corp.	10,096	2,709,363
Darden Restaurants, Inc.	2,066	301,615
DaVita, Inc.*	1,131	136,206
Deere & Co.	4,905	1,730,043
Delta Air Lines, Inc.*	10,092	436,580
Dentsply Sirona, Inc.	3,451	218,310
Devon Energy Corp.	9,312	271,817
Dexcom, Inc.*	1,526	651,602
Diamondback Energy, Inc.	2,858	268,338
Digital Realty Trust, Inc. (REIT)	4,450	669,547
Discover Financial Services	4,848	573,470
Discovery, Inc., Class A (x)*	2,583	79,246
Discovery, Inc., Class C*	4,567	132,352
DISH Network Corp., Class A*	3,909	163,396
Dollar General Corp.	3,741	809,515
Dollar Tree, Inc.*	3,544	352,628
Dominion Energy, Inc.	12,736	936,988
Domino’s Pizza, Inc.	615	286,891
Dover Corp.	2,254	339,452
Dow, Inc.	11,883	751,956
DR Horton, Inc.	5,051	456,459
DTE Energy Co.	3,065	397,224
Duke Energy Corp.	12,140	1,198,461
Duke Realty Corp. (REIT)	5,917	280,170

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Dun & Bradstreet Holdings, Inc.*	26,165	$559,146
DuPont de Nemours, Inc.	8,427	652,334
DXC Technology Co.*	3,999	155,721
Eastman Chemical Co.	2,207	257,667
Eaton Corp. plc	6,285	931,311
eBay, Inc.	10,218	717,406
Ecolab, Inc.	3,967	817,083
Edison International	6,003	347,093
Edwards Lifesciences Corp.*	9,873	1,022,547
Electronic Arts, Inc.	23,059	3,316,576
Eli Lilly and Co.	12,655	2,904,576
Emerson Electric Co.	9,487	913,029
Enphase Energy, Inc.*	2,162	397,008
Entergy Corp.	3,170	316,049
EOG Resources, Inc.	9,226	769,817
EPAM Systems, Inc.*	8,015	4,095,344
Equifax, Inc.	29,260	7,008,063
Equinix, Inc. (REIT)	1,413	1,134,074
Equity Residential (REIT)	5,409	416,493
Essex Property Trust, Inc. (REIT)	1,028	308,410
Estee Lauder Cos., Inc. (The), Class A	3,692	1,174,351
Etsy, Inc.*	1,996	410,857
Everest Re Group Ltd.	628	158,262
Evergy, Inc.	3,614	218,394
Eversource Energy	5,444	436,827
Exelon Corp.	15,422	683,349
Expedia Group, Inc.*	2,285	374,077
Expeditors International of Washington, Inc.	2,676	338,782
Extra Space Storage, Inc. (REIT)	2,089	342,220
Exxon Mobil Corp.	67,193	4,238,534
F5 Networks, Inc.*	972	181,434
Facebook, Inc., Class A*	91,434	31,792,516
Fastenal Co.	9,064	471,328
Fate Therapeutics, Inc.*	7,739	671,668
Federal Realty Investment Trust (REIT)	1,104	129,356
FedEx Corp.	3,853	1,149,465
Ferguson plc	7,005	973,847
Fidelity National Information Services, Inc.	40,331	5,713,693
Fifth Third Bancorp	10,813	413,381
First Republic Bank	2,794	522,953
FirstEnergy Corp.	8,595	319,820
Fiserv, Inc.*	9,437	1,008,721
FleetCor Technologies, Inc.*	1,319	337,743
FMC Corp.	2,103	227,545
Ford Motor Co.*	62,839	933,788
Fortinet, Inc.*	2,143	510,441
Fortive Corp.	5,343	372,621
Fortune Brands Home & Security, Inc.	2,196	218,744
Fox Corp., Class A	5,242	194,635
Fox Corp., Class B	2,505	88,176
Franklin Resources, Inc.	4,308	137,813
Freeport-McMoRan, Inc.	23,478	871,269
Gap, Inc. (The)	3,242	109,093
Garmin Ltd.	2,364	341,929
Gartner, Inc.*	1,328	321,642
Generac Holdings, Inc.*	995	413,074
General Dynamics Corp.	3,581	674,159
General Electric Co.	139,873	1,882,691
General Mills, Inc.	9,698	590,899
General Motors Co.*	20,295	1,200,855
Genuine Parts Co.	2,269	286,960
Gilead Sciences, Inc.	19,847	1,366,664
Global Payments, Inc.	4,679	877,500
Globant SA*	18,276	4,005,734
Globe Life, Inc.	1,518	144,589
Goldman Sachs Group, Inc. (The)	5,389	2,045,287
Halliburton Co.	14,017	324,073
Hanesbrands, Inc.	5,470	102,125
Hartford Financial Services Group, Inc. (The)	5,645	349,821
Hasbro, Inc.	2,024	191,308
HCA Healthcare, Inc.	4,106	848,874
Healthpeak Properties, Inc. (REIT)	8,536	284,163
Henry Schein, Inc.*	2,239	166,111
Hershey Co. (The)	2,315	403,227
Hess Corp.	4,307	376,087
Hewlett Packard Enterprise Co.	21,086	307,434
Hilton Worldwide Holdings, Inc.*	4,392	529,763
Hologic, Inc.*	4,078	272,084
Home Depot, Inc. (The)	16,841	5,370,426
Honeywell International, Inc.	10,991	2,410,876
Hormel Foods Corp.	4,443	212,153
Host Hotels & Resorts, Inc. (REIT)*	11,141	190,400
Howmet Aerospace, Inc.*	6,142	211,715
HP, Inc.	19,027	574,425
Humana, Inc.	2,037	901,821
Huntington Bancshares, Inc.	23,324	332,833
Huntington Ingalls Industries, Inc.	638	134,459
IDEX Corp.	1,200	264,060
IDEXX Laboratories, Inc.*	1,350	852,593
IHS Markit Ltd.	5,887	663,229
Illinois Tool Works, Inc.	4,545	1,016,080
Illumina, Inc.*	8,143	3,853,349
Incyte Corp.*	2,962	249,193
Ingersoll Rand, Inc.*	5,916	288,760
Intel Corp.	63,953	3,590,321
Intercontinental Exchange, Inc.	8,887	1,054,887
International Business Machines Corp.	14,120	2,069,851
International Flavors & Fragrances, Inc.	3,920	585,648
International Paper Co.	6,166	378,037
Interpublic Group of Cos., Inc. (The)	6,152	199,878
Intuit, Inc.	40,459	19,831,788
Intuitive Surgical, Inc.*	3,637	3,344,731
Invesco Ltd.	5,933	158,589
IPG Photonics Corp.*	570	120,139
IQVIA Holdings, Inc.*	12,319	2,985,140
Iron Mountain, Inc. (REIT)	4,557	192,852
J M Smucker Co. (The)	1,729	224,027
Jack Henry & Associates, Inc.	1,201	196,376
Jacobs Engineering Group, Inc.	2,055	274,178

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
James Hardie Industries plc (CHDI)	13,825	$469,362
JB Hunt Transport Services, Inc.	1,320	215,094
Johnson & Johnson	41,711	6,871,470
Johnson Controls International plc	11,347	778,745
JPMorgan Chase & Co.	47,947	7,457,676
Juniper Networks, Inc.	5,065	138,528
Kansas City Southern	1,435	406,636
Kellogg Co.	4,028	259,121
KeyCorp	15,353	317,039
Keysight Technologies, Inc.*	2,939	453,811
Kimberly-Clark Corp.	5,340	714,385
Kimco Realty Corp. (REIT)	6,863	143,094
Kinder Morgan, Inc.	30,832	562,067
KLA Corp.	2,439	790,748
Kraft Heinz Co. (The)	10,200	415,956
Kroger Co. (The)	12,053	461,750
L Brands, Inc.	3,692	266,046
L3Harris Technologies, Inc.	3,265	705,730
Laboratory Corp. of America Holdings*	1,542	425,361
Lam Research Corp.	6,276	4,083,793
Lamb Weston Holdings, Inc.	2,321	187,212
Las Vegas Sands Corp.*	5,202	274,093
Leggett & Platt, Inc.	2,102	108,905
Leidos Holdings, Inc.	2,108	213,119
Lennar Corp., Class A	4,342	431,378
Lincoln National Corp.	2,852	179,220
Live Nation Entertainment, Inc.*	2,265	198,391
LKQ Corp.*	4,400	216,568
Lockheed Martin Corp.	3,853	1,457,783
Loews Corp.	3,480	190,182
Lowe’s Cos., Inc.	11,197	2,171,882
Lumen Technologies, Inc.	15,565	211,528
LyondellBasell Industries NV, Class A	4,159	427,836
M&T Bank Corp.	2,035	295,706
Marathon Oil Corp.	12,440	169,433
Marathon Petroleum Corp.	10,294	621,963
MarketAxess Holdings, Inc.	602	279,081
Marriott International, Inc., Class A*	7,464	1,018,985
Marsh & McLennan Cos., Inc.	8,036	1,130,504
Martin Marietta Materials, Inc.	984	346,181
Masco Corp.	4,054	238,821
Mastercard, Inc., Class A	13,863	5,061,243
Maxim Integrated Products, Inc.*	105,747	11,141,504
McCormick & Co., Inc. (Non-Voting)	3,968	350,454
McDonald’s Corp.	11,801	2,725,913
McKesson Corp.	2,510	480,012
Medtronic plc	21,301	2,644,093
Merck & Co., Inc.	40,238	3,129,309
MetLife, Inc.	11,871	710,479
Mettler-Toledo International, Inc.*	370	512,576
MGM Resorts International	6,505	277,438
Microchip Technology, Inc.	4,374	654,963
Micron Technology, Inc.*	17,897	1,520,887
Microsoft Corp.	132,143	35,797,539
Mid-America Apartment Communities, Inc. (REIT)	1,801	303,324
Mohawk Industries, Inc.*	931	178,929
Molson Coors Beverage Co., Class B*	2,944	158,063
Mondelez International, Inc., Class A	22,310	1,393,036
Monolithic Power Systems, Inc.	683	255,066
Monster Beverage Corp.*	5,862	535,494
Moody’s Corp.	2,546	922,594
Morgan Stanley	23,545	2,158,841
Mosaic Co. (The)	5,382	171,740
Motorola Solutions, Inc.	2,665	577,905
MSCI, Inc.	1,307	696,736
Nasdaq, Inc.	1,827	321,187
NetApp, Inc.	3,657	299,216
Netflix, Inc.*	7,040	3,718,598
Newell Brands, Inc.	5,924	162,732
Newmont Corp.	12,634	800,743
News Corp., Class A	6,566	169,206
News Corp., Class B	1,496	36,427
NextEra Energy, Inc.	31,002	2,271,827
Nielsen Holdings plc	5,591	137,930
NIKE, Inc., Class B	39,672	6,128,927
NiSource, Inc.	6,155	150,797
Norfolk Southern Corp.	3,980	1,056,332
Northern Trust Corp.	3,294	380,852
Northrop Grumman Corp.	2,371	861,693
NortonLifeLock, Inc.	9,167	249,526
Norwegian Cruise Line Holdings Ltd. (x)*	5,735	168,666
NOV, Inc.*	6,062	92,870
NRG Energy, Inc.	3,887	156,646
Nucor Corp.	4,685	449,432
NVIDIA Corp.	9,868	7,895,387
NVR, Inc.*	55	273,531
Occidental Petroleum Corp.	13,246	414,202
Old Dominion Freight Line, Inc.	1,511	383,492
Omnicom Group, Inc.	3,386	270,846
ONEOK, Inc.	7,048	392,151
Oracle Corp. (London Stock Exchange)	28,774	2,239,768
O’Reilly Automotive, Inc.*	1,108	627,361
Organon & Co.*	4,001	121,070
Otis Worldwide Corp.	6,434	526,108
PACCAR, Inc.	5,484	489,447
Packaging Corp. of America	1,493	202,182
Parker-Hannifin Corp.	2,040	626,504
Paychex, Inc.	5,066	543,582
Paycom Software, Inc.*	779	283,143
PayPal Holdings, Inc.*	52,576	15,324,852
Pegasystems, Inc.	15,411	2,145,057
Penn National Gaming, Inc.*	2,354	180,057
Pentair plc	2,577	173,922
People’s United Financial, Inc.	6,756	115,798
PepsiCo, Inc.	21,935	3,250,109
PerkinElmer, Inc.	1,772	273,615
Perrigo Co. plc	2,081	95,414
Pfizer, Inc.	88,662	3,472,004
Phathom Pharmaceuticals, Inc.*	29,304	991,940
Philip Morris International, Inc.	24,799	2,457,829

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Phillips 66	6,904	$592,501
Pinnacle West Capital Corp.	1,773	145,333
Pioneer Natural Resources Co.	3,671	596,611
PNC Financial Services Group, Inc. (The)‡	6,790	1,295,260
Pool Corp.	635	291,249
PPG Industries, Inc.	3,797	644,617
PPL Corp.	12,220	341,793
Principal Financial Group, Inc.	4,014	253,645
Procter & Gamble Co. (The)	38,778	5,232,316
Progressive Corp. (The)	9,274	910,800
Prologis, Inc. (REIT)	11,700	1,398,501
Prudential Financial, Inc.	6,260	641,462
PTC, Inc.*	1,668	235,622
Public Service Enterprise Group, Inc.	8,006	478,278
Public Storage (REIT)	2,402	722,257
PulteGroup, Inc.	4,169	227,502
PVH Corp.*	1,117	120,178
QIAGEN NV*	7,185	347,259
Qorvo, Inc.*	1,791	350,409
QUALCOMM, Inc.	17,830	2,548,442
Qualtrics International, Inc., Class A*	15,610	597,083
Quanta Services, Inc.	2,179	197,352
Quest Diagnostics, Inc.	1,976	260,773
Ralph Lauren Corp.	758	89,300
Raymond James Financial, Inc.	1,942	252,266
Raytheon Technologies Corp.	24,022	2,049,317
Realty Income Corp. (REIT)	5,909	394,367
Regency Centers Corp. (REIT)	2,496	159,919
Regeneron Pharmaceuticals, Inc.*	1,665	929,969
Regions Financial Corp.	15,213	306,998
Republic Services, Inc.	3,297	362,703
ResMed, Inc.	2,301	567,243
Robert Half International, Inc.	1,783	158,634
Rockwell Automation, Inc.	1,837	525,419
Rollins, Inc.	3,513	120,145
Roper Technologies, Inc.	1,660	780,532
Ross Stores, Inc.	5,635	698,740
Royal Caribbean Cruises Ltd.*	3,457	294,813
S&P Global, Inc.	43,444	17,831,590
salesforce.com, Inc.*	14,667	3,582,708
SBA Communications Corp. (REIT)	1,730	551,351
Schlumberger NV	22,476	719,457
Schneider Electric SE	16,768	2,638,031
Sealed Air Corp.	2,422	143,504
Sempra Energy	4,984	660,280
ServiceNow, Inc.*	3,142	1,726,686
Sherwin-Williams Co. (The)	3,778	1,029,316
Simon Property Group, Inc. (REIT)	5,193	677,583
Skyworks Solutions, Inc.	2,607	499,892
Snap-on, Inc.	856	191,256
Southern Co. (The)	16,710	1,011,122
Southwest Airlines Co.*	9,355	496,657
Stanley Black & Decker, Inc.	2,540	520,675
Starbucks Corp.	18,639	2,084,027
State Street Corp.	5,356	440,692
Stellantis NV (Euronext Paris)	39,968	783,865
Stellantis NV (Italian Stock Exchange)	23,152	454,448
STERIS plc	1,545	318,733
Stryker Corp.	5,180	1,345,401
SVB Financial Group*	857	476,861
Swiss Re AG	9,388	847,025
Synchrony Financial	8,565	415,574
Synopsys, Inc.*	2,408	664,102
Sysco Corp.	8,072	627,598
T. Rowe Price Group, Inc.	3,613	715,266
Take-Two Interactive Software, Inc.*	1,820	322,176
Tapestry, Inc.*	4,395	191,095
Target Corp.	7,836	1,894,275
TE Connectivity Ltd.	5,222	706,067
Teledyne Technologies, Inc.*	741	310,353
Teleflex, Inc.	741	297,726
Tenaris SA	14,242	155,229
Teradyne, Inc.	2,637	353,253
Tesla, Inc.*	12,207	8,297,098
Texas Instruments, Inc.	14,628	2,812,964
Textron, Inc.	3,570	245,509
Thermo Fisher Scientific, Inc.	6,229	3,142,344
TJX Cos., Inc. (The)	19,253	1,298,037
T-Mobile US, Inc.*	9,255	1,340,402
Tractor Supply Co.	1,842	342,723
Trane Technologies plc	3,762	692,735
TransDigm Group, Inc.*	867	561,200
Travelers Cos., Inc. (The)	3,974	594,948
Trimble, Inc.*	3,972	325,029
Truist Financial Corp.	21,340	1,184,370
Twist Bioscience Corp.*	1,515	201,874
Twitter, Inc.*	12,626	868,795
Tyler Technologies, Inc.*	644	291,326
Tyson Foods, Inc., Class A	4,651	343,058
UDR, Inc. (REIT)	4,701	230,255
Ulta Beauty, Inc.*	839	290,101
Under Armour, Inc., Class A*	2,782	58,839
Under Armour, Inc., Class C*	3,342	62,061
Union Pacific Corp.	10,509	2,311,244
United Airlines Holdings, Inc.*	5,327	278,549
United Parcel Service, Inc., Class B	49,427	10,279,333
United Rentals, Inc.*	1,142	364,309
UnitedHealth Group, Inc.	14,950	5,986,578
Universal Health Services, Inc., Class B	1,225	179,377
Unum Group	3,271	92,896
US Bancorp	21,345	1,216,025
Valero Energy Corp.	6,465	504,787
Ventas, Inc. (REIT)	5,919	337,975
Veracyte, Inc.*	43,235	1,728,535
VeriSign, Inc.*	1,562	355,652
Verisk Analytics, Inc.	2,578	450,428
Verizon Communications, Inc.	65,521	3,671,142
Vertex Pharmaceuticals, Inc.*	4,117	830,111
VF Corp.	5,082	416,927
ViacomCBS, Inc.	9,701	438,485
Viatris, Inc.	19,076	272,596
Visa, Inc., Class A	44,381	10,377,165
Vornado Realty Trust (REIT)	2,468	115,182
Vulcan Materials Co.	2,093	364,329

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
W R Berkley Corp.	2,214	$164,788
Walgreens Boots Alliance, Inc.	11,335	596,334
Walmart, Inc.	21,748	3,066,903
Walt Disney Co. (The)*	66,557	11,698,724
Waste Management, Inc.	6,140	860,275
Waters Corp.*	979	338,352
WEC Energy Group, Inc.	4,992	444,038
Wells Fargo & Co.	65,715	2,976,232
Welltower, Inc. (REIT)	6,595	548,045
West Pharmaceutical Services, Inc.	1,170	420,147
Western Digital Corp.*	4,806	342,043
Western Union Co. (The)	6,515	149,650
Westinghouse Air Brake Technologies Corp.	2,815	231,674
Westrock Co.	4,122	219,373
Weyerhaeuser Co. (REIT)	11,814	406,638
Whirlpool Corp.	990	215,840
Williams Cos., Inc. (The)	19,232	510,610
Willis Towers Watson plc	2,038	468,781
WW Grainger, Inc.	693	303,534
Wynn Resorts Ltd.*	1,665	203,630
Xcel Energy, Inc.	8,508	560,507
Xilinx, Inc.	3,889	562,505
Xylem, Inc.	2,846	341,406
Yum! Brands, Inc.	4,723	543,287
Zebra Technologies Corp., Class A*	845	447,419
Zimmer Biomet Holdings, Inc.	3,277	527,007
Zions Bancorp NA	2,603	137,595
Zoetis, Inc.	7,517	1,400,868

		795,041,647

Total Common Stocks (80.2%) (Cost $734,937,788)		1,765,152,962

PREFERRED STOCK:
India (0.0%)
Zee Entertainment Enterprises Ltd.,6.000% (Cost $—)	509,890	13,377

	Number of Rights	Value (Note 1)
RIGHTS:
Spain (0.0%)
ACS Actividades de Construccion y Servicios SA, expiring 7/6/21* (Cost $10,274)	7,252	10,147

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Companies (5.8%)
BlackRock Liquidity FedFund, Institutional Shares (xx)	5,000,000	5,000,000
JPMorgan Prime Money Market Fund, IM Shares	123,845,977	123,907,900

Total Investment Companies		128,907,900

	Principal Amount	Value (Note 1)
Repurchase Agreements (0.4%)
Citigroup Global Markets, Inc., 0.07%, dated 6/30/21, due 7/1/21, repurchase price $1,758,294, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-5.000%, maturing 4/30/22-2/15/42; total market value $1,793,457. (xx)	$1,758,291	1,758,291
Deutsche Bank AG, 0.17%, dated 6/30/21, due 7/1/21, repurchase price $100,000, collateralized by various Foreign Government Agency Securities, ranging from 0.125%-1.875%, maturing 2/12/22-2/15/23; total market value $102,004. (xx)	100,000	100,000
Deutsche Bank AG, 0.23%, dated 6/30/21, due 7/1/21, repurchase price $5,000,032, collateralized by various Common Stocks; total market value $5,556,139. (xx)	5,000,000	5,000,000
HSBC Bank plc, 0.10%, dated 6/30/21, due 7/1/21, repurchase price $500,001, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-6.125%, maturing 7/15/21-2/15/50; total market value $510,206. (xx)	500,000	500,000
HSBC Bank plc, 0.10%, dated 6/30/21, due 7/1/21, repurchase price $600,002, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-6.125%, maturing 7/15/21-2/15/50; total market value $612,247. (xx)	600,000	600,000

Total Repurchase Agreements		7,958,291

Total Short-Term Investments (6.2%) (Cost $136,866,275)		136,866,191

Total Investments in Securities (86.4%) (Cost $871,814,337)		1,902,042,677
Other Assets Less Liabilities (13.6%)		299,391,067

Net Assets (100%)		$2,201,433,744

*	Non-income producing.
‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.
§

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At June 30, 2021, the market value of these securities amounted to $1,383,620 or 0.1% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At June 30, 2021, the market value of these securities amounted to $44,456,977 or 2.0% of net assets.

(q)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.
(r)	Value determined using significant unobservable inputs.
(x)	All or a portion of security is on loan at June 30, 2021.
(xx)

At June 30, 2021, the Portfolio had loaned securities with a total value of $17,171,187. This was collateralized by $5,236,503 of various U.S. Government Treasury Securities, ranging from 0.000% – 8.000%, maturing 7/8/21 – 2/15/51 and by cash of $12,958,291 which was subsequently invested in an investment company and joint repurchase agreements as detailed in the Notes to the Financial Statements.

Glossary:

ADR	— American Depositary Receipt
AUD	— Australian Dollar
BRL	— Brazilian Real
CHDI	— Clearing House Electronic Subregister System (CHESS)
Depository Interest
CHF	— Swiss Franc
CNY	— Chinese Renminbi
CVA	— Dutch Certification
DKK	— Denmark Krone
EUR	— European Currency Unit
GBP	— British Pound
GDR	— Global Depositary Receipt
HKD	— Hong Kong Dollar
HUF	— Hungarian Forint
ILS	— Israeli Shekel
INR	— India Rupee
JPY	— Japanese Yen
KRW	— Korean (South) Won
MXN	— Mexican Peso
NOK	— Norwegian Krone
NYRS	— New York Registry Shares
NZD	— New Zealand Dollar
PLN	— Polish Zloty
REIT	— Real Estate Investment Trust
SEK	— Swedish Krona
SGD	— Singapore Dollar
TRY	— Turkish Lira
TWD	— New Taiwan Dollar
USD	— United States Dollar
ZAR	— South African Rand

Investments in companies which were affiliates for the six months ended June 30, 2021, were as follows:

Security Description	Shares at June 30, 2021	Market Value December 31, 2020 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value June 30, 2021 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
COMMON STOCKS:
Financials
Banks
PNC Financial Services Group, Inc. (The)	6,790	1,273,205	16,228	(346,353)	274,376	77,804	1,295,260	19,334	—
Capital Markets
BlackRock, Inc.	2,244	2,064,326	—	(530,217)	373,077	56,247	1,963,433	20,700	—
Insurance
AXA SA**	60,218	1,803,066	—	(415,090)	50,904	88,084	1,526,964	108,068	—

Total		5,140,597	16,228	(1,291,660)	698,357	222,135	4,785,657	148,102	—

**	Not affiliated at June 30, 2021.

Futures contracts outstanding as of June 30, 2021 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
EURO STOXX 50 Index	1,698	9/2021	EUR	81,653,579	(1,373,552)
FTSE 100 Index	528	9/2021	GBP	50,984,344	(746,532)
S&P 500 E-Mini Index	1,051	9/2021	USD	225,365,930	2,928,997
SPI 200 Index	151	9/2021	AUD	20,448,755	(181,470)
TOPIX Index	291	9/2021	JPY	50,894,550	(380,727)

					246,716

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

Forward Foreign Currency Contracts outstanding as of June 30, 2021 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
USD	32,647,115	EUR	26,742,175	Citibank NA	9/17/2021	885,879

Total unrealized appreciation						885,879

AUD	12,237,609	USD	9,485,086	Citibank NA	9/17/2021	(304,420)
GBP	13,377,159	USD	18,930,553	Citibank NA	9/17/2021	(422,629)
JPY	2,413,973,940	USD	22,076,331	Citibank NA	9/17/2021	(332,769)

Total unrealized depreciation						(1,059,818)

Net unrealized depreciation						(173,939)

Foreign cash on the statement of assets and liabilities is maintained at JPMorgan or its affiliates and is comprised of the following (in USD): AUD 10,786,874, BRL 522,691, CHF 5,405, CNY 247, DKK 1,810, EUR 113,865,708, GBP 32,530,717, HKD 26,983, HUF (22), ILS 2,930, INR (3,349), JPY 30,101,422, KRW 2, MXN 1, NOK 1,936, NZD 2,985, PLN 1,099,207, SEK 2,862, SGD 39,082, TRY 10, TWD 78,608 and ZAR 32,966.

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2021:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Argentina	$4,486,435	$—	$—		$4,486,435
Australia	—	43,168,365	—		43,168,365
Austria	—	7,159,015	—		7,159,015
Belgium	—	4,576,681	—		4,576,681
Brazil	20,814,595	285,548	—		21,100,143
Chile	—	243,728	—		243,728
China	16,998,135	77,525,636	—		94,523,771
Denmark	177,987	14,793,753	—		14,971,740
Finland	—	6,682,520	—		6,682,520
France	—	96,815,266	—		96,815,266
Germany	—	61,301,173	—		61,301,173
Hong Kong	680,808	16,865,335	—		17,546,143
India	9,116,795	32,054,355	—		41,171,150
Indonesia	—	3,194,289	—		3,194,289
Ireland	263,262	3,728,277	—		3,991,539
Israel	1,246,052	1,764,825	—		3,010,877
Italy	—	12,030,729	—		12,030,729
Japan	—	167,619,587	—		167,619,587
Jordan	—	180,715	—		180,715
Luxembourg	—	1,158,926	—		1,158,926
Macau	—	985,549	—		985,549
Malta	—	—	—	(a)	—	(a)
Mexico	5,004,367	—	—		5,004,367
Netherlands	6,529,856	28,225,838	—		34,755,694
New Zealand	—	1,661,010	—		1,661,010
Norway	—	2,858,814	—		2,858,814
Panama	3,281,902	—	—		3,281,902
Poland	—	6,563,329	—		6,563,329
Portugal	—	770,155	—		770,155

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Russia	$10,466,346	$17,059,325	$—	$27,525,671
Saudi Arabia	—	635,365	—	635,365
Singapore	—	5,298,867	—	5,298,867
South Africa	—	17,734,483	—	17,734,483
South Korea	—	34,751,274	—	34,751,274
Spain	—	17,221,680	—	17,221,680
Sweden	—	29,951,594	—	29,951,594
Switzerland	—	54,915,468	—	54,915,468
Taiwan	5,326,416	42,078,913	—	47,405,329
United Kingdom	7,581,397	66,276,575	—	73,857,972
United States	785,535,340	9,506,307	—	795,041,647
Forward Currency Contracts	—	885,879	—	885,879
Futures	2,928,997	—	—	2,928,997
Preferred Stock
India	—	13,377	—	13,377
Rights
Spain	—	10,147	—	10,147
Short-Term Investments
Investment Companies	128,907,900	—	—	128,907,900
Repurchase Agreements	—	7,958,291	—	7,958,291

Total Assets	$1,009,346,590	$896,510,963	$—	$1,905,857,553

Liabilities:
Forward Currency Contracts	$—	$(1,059,818)	$—	$(1,059,818)
Futures	(2,682,281)	—	—	(2,682,281)

Total Liabilities	$(2,682,281)	$(1,059,818)	$—	$(3,742,099)

Total	$1,006,664,309	$895,451,145	$—	$1,902,115,454

(a)	Value is zero.

Fair Values of Derivative Instruments as of June 30, 2021:

	Statement of Assets and Liabilities
Derivatives Contracts^	Asset Derivatives	Fair Value
Foreign exchange contracts	Receivables	$885,879
Equity contracts	Receivables, Net assets – Unrealized appreciation	2,928,997	*

Total		$3,814,876

	Liability Derivatives
Foreign exchange contracts	Payables	$(1,059,818)
Equity contracts	Payables, Net assets – Unrealized depreciation	(2,682,281	)*

Total		$(3,742,099)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2021:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Forward Foreign Currency Contracts	Total
Foreign exchange contracts	$—	$422,375	$422,375
Equity contracts	33,280,884	—	33,280,884

Total	$33,280,884	$422,375	$33,703,259

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Forward Foreign Currency Contracts	Total
Foreign exchange contracts	$—	$(741,866)	$(741,866)
Equity contracts	(2,918,789)	—	(2,918,789)

Total	$(2,918,789)	$(741,866)	$(3,660,655)

^ This Portfolio held forward foreign currency contracts for hedging and futures contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

The Portfolio held forward foreign currency contracts with an average settlement value of approximately $78,406,000 and futures contracts with an average notional balance of approximately $242,201,000 respectively, during the six months ended June 30, 2021.

The following table presents the Portfolio’s gross derivative assets and liabilities by counterparty net of amounts available for offset under netting arrangements and any related collateral received or pledged by the Portfolio as of June 30, 2021:

Counterparty	Gross Amount of Derivative Assets Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Received	Net Amount Due from Counterparty
Citibank NA	$885,879	$(885,879)	—	$—

Total	$885,879	$(885,879)	—	$—

Counterparty	Gross Amount of Derivative Liabilities Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Pledged	Net Amount Due to Counterparty
Citibank NA	$1,059,818	$(885,879)	—	$173,939

Total	$1,059,818	$(885,879)	—	$173,939

(a)	For financial reporting purposes the Portfolio does not offset derivative assets and derivative liabilities subject to master netting arrangements in the Statement of Assets and Liabilities.

Investment security transactions for the six months ended June 30, 2021 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities (affiliated 8%)*	$67,706,496
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities (affiliated 19%)*	$394,330,086

*	During the six months ended June 30, 2021, the Portfolio engaged in purchases and sales of securities pursuant to Rule 17a-7 of the 1940 Act (amount is percentage of total Purchases and/or Sales).

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

As of June 30, 2021, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,075,678,425
Aggregate gross unrealized depreciation	(54,863,693)

Net unrealized appreciation	$1,020,814,732

Federal income tax cost of investments in securities and derivative instruments, if applicable	$881,300,722

For the six months ended June 30, 2021, the Portfolio incurred approximately $59 as brokerage commissions with Sanford C. Bernstein & Co., an affiliated broker/dealer.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2021 (Unaudited)

ASSETS
Investments in Securities, at value (x)
Affiliated Issuers (Cost $721,170)	$3,258,693
Unaffiliated Issuers (Cost $863,134,876)	1,890,825,693
Repurchase Agreements (Cost $7,958,291)	7,958,291
Cash	97,643,703
Foreign cash (Cost $187,269,311)	189,099,075
Cash held as collateral at broker for futures	25,987,668
Dividends, interest and other receivables	3,707,780
Receivable for securities sold	2,428,063
Unrealized appreciation on forward foreign currency contracts	885,879
Receivable for Portfolio shares sold	64,883
Securities lending income receivable	4,996
Other assets	37,249

Total assets	2,221,901,973

LIABILITIES
Payable for return of collateral on securities loaned	12,958,291
Payable for securities purchased	1,894,611
Investment management fees payable	1,241,941
Due to broker for futures variation margin	1,130,796
Unrealized depreciation on forward foreign currency contracts	1,059,818
Payable for Portfolio shares redeemed	748,925
Accrued India taxes	649,005
Distribution fees payable – Class IB	309,317
Administrative fees payable	213,386
Distribution fees payable – Class IA	9,381
Trustees’ fees payable	95
Accrued expenses	252,663

Total liabilities	20,468,229

NET ASSETS	$2,201,433,744

Net assets were comprised of:
Paid in capital	$995,574,101
Total distributable earnings (loss)	1,205,859,643

Net assets	$2,201,433,744

Class IA
Net asset value, offering and redemption price per share, $45,626,309 / 2,129,693 shares outstanding (unlimited amount authorized: $0.01 par value)	$21.42

Class IB
Net asset value, offering and redemption price per share, $1,501,958,139 / 70,304,785 shares outstanding (unlimited amount authorized: $0.01 par value)	$21.36

Class K
Net asset value, offering and redemption price per share, $653,849,296 / 30,468,991 shares outstanding (unlimited amount authorized: $0.01 par value)	$21.46

(x)	Includes value of securities on loan of $17,171,187.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2021 (Unaudited)

INVESTMENT INCOME
Dividends ($148,102 of dividend income received from affiliates) (net of $1,411,032 foreign withholding tax)	$18,208,408
Securities lending (net)	63,025

Total income	18,271,433

EXPENSES
Investment management fees	7,647,866
Distribution fees – Class IB	1,814,918
Administrative fees	1,269,049
Custodian fees	298,029
Interest expense	264,351
Professional fees	80,473
Printing and mailing expenses	69,032
Distribution fees – Class IA	55,024
Trustees’ fees	27,073
Miscellaneous	59,750

Gross expenses	11,585,565
Less: Waiver from investment manager	(389,893)

Net expenses	11,195,672

NET INVESTMENT INCOME (LOSS)	7,075,761

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities ($698,357 realized gain (loss) from affiliates)	210,939,271
Futures contracts	33,280,884
Forward foreign currency contracts	422,375
Foreign currency transactions	(6,426)

Net realized gain (loss)	244,636,104

Change in unrealized appreciation (depreciation) on:
Investments in securities (net of India tax of $347,216 on unrealized appreciation on investments) ($222,135 of change in unrealized appreciation (depreciation) from affiliates)	(15,921,975)
Futures contracts	(2,918,789)
Forward foreign currency contracts	(741,866)
Foreign currency translations	(5,195,819)

Net change in unrealized appreciation (depreciation)	(24,778,449)

NET REALIZED AND UNREALIZED GAIN (LOSS)	219,857,655

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$226,933,416

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31, 2020
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$7,075,761	$12,465,905
Net realized gain (loss)	244,636,104	81,596,927
Net change in unrealized appreciation (depreciation)	(24,778,449)	169,811,625

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	226,933,416	263,874,457

Distributions to shareholders:
Class IA	—	(2,465,983)
Class IB	—	(82,384,629)
Class K	—	(38,214,789)

Total distributions to shareholders	—	(123,065,401)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 30,822 and 77,145 shares, respectively ]	626,445	1,349,673
Capital shares issued in reinvestment of dividends and distributions [ 0 and 133,375 shares, respectively ]	—	2,465,983
Capital shares repurchased [ (115,008) and (217,884) shares, respectively ]	(2,349,265)	(3,765,957)

Total Class IA transactions	(1,722,820)	49,699

Class IB
Capital shares sold [ 471,671 and 1,299,167 shares, respectively ]	9,593,689	22,354,718
Capital shares issued in reinvestment of dividends and distributions [ 0 and 4,468,500 shares, respectively ]	—	82,384,629
Capital shares repurchased [ (3,944,620) and (9,216,694) shares, respectively ]	(80,084,814)	(157,930,943)

Total Class IB transactions	(70,491,125)	(53,191,596)

Class K
Capital shares sold [ 65,150 and 2,856,670 shares, respectively ]	1,312,747	41,745,086
Capital shares issued in reinvestment of dividends and distributions [ 0 and 2,065,412 shares, respectively ]	—	38,214,789
Capital shares repurchased [ (2,318,448) and (9,681,751) shares, respectively ]	(46,714,055)	(169,936,610)

Total Class K transactions	(45,401,308)	(89,976,735)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(117,615,253)	(143,118,632)

TOTAL INCREASE (DECREASE) IN NET ASSETS	109,318,163	(2,309,576)
NET ASSETS:
Beginning of period	2,092,115,581	2,094,425,157

End of period	$2,201,433,744	$2,092,115,581

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31,
Class IA			2020	2019	2018	2017	2016
Net asset value, beginning of period	$19.28		$17.94	$14.92	$18.72	$15.00	$14.49

Income (loss) from investment operations:
Net investment income (loss) (e)	0.06		0.10	0.22	0.19	0.16	0.16
Net realized and unrealized gain (loss)	2.08		2.40	3.53	(2.40)	3.75	0.49

Total from investment operations	2.14		2.50	3.75	(2.21)	3.91	0.65

Less distributions:
Dividends from net investment income	—		(0.11)	(0.23)	(0.20)	(0.19)	(0.14)
Distributions from net realized gains	—		(1.05)	(0.50)	(1.39)	—	—

Total dividends and distributions	—		(1.16)	(0.73)	(1.59)	(0.19)	(0.14)

Net asset value, end of period	$21.42		$19.28	$17.94	$14.92	$18.72	$15.00

Total return (b)	11.10%		14.31%	25.24%	(12.14)%	26.09%	4.48%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$45,626		$42,681	$39,856	$34,859	$43,029	$37,523
Ratio of expenses to average net assets:
After waivers (a)(f)	1.12	%**	1.10%	1.10%	1.14%	1.15%	1.15%
Before waivers (a)(f)	1.16	%**	1.16%	1.16%	1.15%	1.15%	1.17%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	0.59%		0.56%	1.31%	1.05%	0.92%	1.13%
Before waivers (a)(f)	0.56%		0.51%	1.25%	1.03%	0.91%	1.11%
Portfolio turnover rate^	4	%(z)	15%	10%	13%	10%	15%

	Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31,
Class IB			2020	2019	2018	2017	2016
Net asset value, beginning of period	$19.22		$17.90	$14.88	$18.68	$14.97	$14.46

Income (loss) from investment operations:
Net investment income (loss) (e)	0.06		0.10	0.22	0.19	0.16	0.16
Net realized and unrealized gain (loss)	2.08		2.38	3.53	(2.40)	3.74	0.49

Total from investment operations	2.14		2.48	3.75	(2.21)	3.90	0.65

Less distributions:
Dividends from net investment income	—		(0.11)	(0.23)	(0.20)	(0.19)	(0.14)
Distributions from net realized gains	—		(1.05)	(0.50)	(1.39)	—	—

Total dividends and distributions	—		(1.16)	(0.73)	(1.59)	(0.19)	(0.14)

Net asset value, end of period	$21.36		$19.22	$17.90	$14.88	$18.68	$14.97

Total return (b)	11.13%		14.22%	25.31%	(12.17)%	26.08%	4.48%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,501,958		$1,418,328	$1,382,004	$1,227,363	$1,556,409	$1,377,314
Ratio of expenses to average net assets:
After waivers (a)(f)	1.12	%**	1.10%	1.10%	1.14%	1.15%	1.15%
Before waivers (a)(f)	1.16	%**	1.16%	1.16%	1.15%	1.15%	1.17%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	0.59%		0.57%	1.31%	1.05%	0.91%	1.13%
Before waivers (a)(f)	0.55%		0.51%	1.25%	1.04%	0.91%	1.11%
Portfolio turnover rate^	4	%(z)	15%	10%	13%	10%	15%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31,
Class K			2020	2019	2018	2017	2016
Net asset value, beginning of period	$19.29		$17.94	$14.92	$18.72	$15.00	$14.49

Income (loss) from investment operations:
Net investment income (loss) (e)	0.08		0.14	0.26	0.24	0.20	0.20
Net realized and unrealized gain (loss)	2.09		2.42	3.54	(2.41)	3.75	0.49

Total from investment operations	2.17		2.56	3.80	(2.17)	3.95	0.69

Less distributions:
Dividends from net investment income	—		(0.16)	(0.28)	(0.24)	(0.23)	(0.18)
Distributions from net realized gains	—		(1.05)	(0.50)	(1.39)	—	—

Total dividends and distributions	—		(1.21)	(0.78)	(1.63)	(0.23)	(0.18)

Net asset value, end of period	$21.46		$19.29	$17.94	$14.92	$18.72	$15.00

Total return (b)	11.25%		14.61%	25.53%	(11.90)%	26.38%	4.74%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$653,849		$631,107	$672,566	$594,488	$753,780	$680,568
Ratio of expenses to average net assets:
After waivers (a)(f)	0.87	%**	0.85%	0.85%	0.89%	0.90%	0.90%
Before waivers (a)(f)	0.91	%**	0.91%	0.91%	0.90%	0.90%	0.92%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	0.84%		0.83%	1.56%	1.28%	1.17%	1.39%
Before waivers (a)(f)	0.80%		0.78%	1.50%	1.27%	1.16%	1.37%
Portfolio turnover rate^	4	%(z)	15%	10%	13%	10%	15%
**	Includes Interest Expense of 0.02%
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

EQ/GOLDMAN SACHS GROWTH ALLOCATION PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2021	% of Net Assets
Exchange Traded Funds	61.8%
Investment Companies	34.0
Cash and Other	4.2

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2021 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/21	Ending Account Value 6/30/21	Expenses Paid During Period* 1/1/21 - 6/30/21
Class IB
Actual	$1,000.00	$1,084.10	$5.76
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.27	5.58
Class K†
Actual	1,000.00	1,036.80	1.97
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.86	1.95

† Class K ceased operations after the close of business on March 22, 2021.

* Expenses are equal to the Portfolio’s Class IB and Class K shares annualized expense ratio of 1.11% and 0.87%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 for Class IB and the hypothetical example for all classes (to reflect the one-half year period) and multiplied by 81/365 for Class K (to reflect the actual number of days the Class was in operation in the period).

EQ ADVISORS TRUST

EQ/GOLDMAN SACHS GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
EXCHANGE TRADED FUNDS (ETF):
Equity (31.8%)
iShares Core S&P 500 ETF	15,900	$6,835,728
SPDR S&P 500 ETF Trust(x)	97,052	41,544,079
Vanguard S&P 500 ETF	17,400	6,847,248

Total Equity		55,227,055

Fixed Income (30.0%)
Vanguard Intermediate-Term Corporate Bond ETF	545,600	51,870,192

Total Exchange Traded Funds (61.8%) (Cost $88,676,935)		107,097,247

SHORT-TERM INVESTMENTS:
Investment Companies (34.0%)
Goldman Sachs Financial Square Funds – Government Fund‡	12,018,768	12,018,768
Goldman Sachs Financial Square Funds – Treasury Obligations Fund‡	12,016,337	12,016,337
Goldman Sachs Financial Square Funds – Treasury Solutions Fund‡	12,015,103	12,015,103
JPMorgan Prime Money Market Fund, IM Shares	22,762,005	22,773,387

Total Investment Companies		58,823,595

Total Short-Term Investments (34.0%) (Cost $58,821,857)		58,823,595

Total Investments in Securities (95.8%) (Cost $147,498,792)		165,920,842
Other Assets Less Liabilities (4.2%)		7,238,403

Net Assets (100%)		$173,159,245

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.
(x)

All or a portion of security is on loan at June 30, 2021 The Portfolio had loaned securities with a total value of $20,870,065. This was collateralized by $21,343,590 of various U.S. Government Treasury Securities, ranging from 0.000% - 3.875%, maturing 7/22/21 - 2/15/49.

Glossary:

EUR	— European Currency Unit
GBP	— British Pound
JPY	— Japanese Yen
USD	— United States Dollar

Investments in companies which were affiliates for the six months ended June 30, 2021, were as follows:

Security Description	Shares at June 30, 2021	Market Value December 31, 2020 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value June 30, 2021 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
SHORT-TERM INVESTMENTS:
Investment Companies
Goldman Sachs Financial Square Funds – Government Fund	12,018,768	9,723,261	2,510,900	(215,393)	—	—	12,018,768	1,606	—
Goldman Sachs Financial Square Funds – Treasury Obligations Fund	12,016,337	9,720,960	2,510,770	(215,393)	—	—	12,016,337	1,073	—
Goldman Sachs Financial Square Funds – Treasury Solutions Fund	12,015,103	9,720,870	2,509,626	(215,393)	—	—	12,015,103	329	—

Total		29,165,091	7,531,296	(646,179)	—	—	36,050,208	3,008	—

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GOLDMAN SACHS GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

Futures contracts outstanding as of June 30, 2021 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
EURO STOXX 50 Index	307	9/2021	EUR	14,763,044	(290,299)
FTSE 100 Index	105	9/2021	GBP	10,138,932	(162,722)
Russell 2000 E-Mini Index	89	9/2021	USD	10,269,710	(101,927)
S&P 500 E-Mini Index	20	9/2021	USD	4,288,600	19,047
S&P Midcap 400 E-Mini Index	56	9/2021	USD	15,077,440	(286,681)
TOPIX Index	58	9/2021	JPY	10,143,931	(93,200)

					(915,782)

Foreign cash on the statement of assets and liabilities is maintained at JPMorgan or its affiliates and is comprised of the following (in USD): EUR 775,754, GBP 1,366,855 and JPY 888,323.

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2021:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds	$107,097,247	$—	$—	$107,097,247
Futures	19,047	—	—	19,047
Short-Term Investments
Investment Companies	58,823,595	—	—	58,823,595

Total Assets	$165,939,889	$—	$—	$165,939,889

Liabilities:
Futures	$(934,829)	$—	$—	$(934,829)

Total Liabilities	$(934,829)	$—	$—	$(934,829)

Total	$165,005,060	$—	$—	$165,005,060

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GOLDMAN SACHS GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

Fair Values of Derivative Instruments as of June 30, 2021:

	Statement of Assets and Liabilities
Derivatives Contracts^	Asset Derivatives	Fair Value
Equity contracts	Receivables, Net assets – Unrealized appreciation	$19,047	*

Total		$19,047

	Liability Derivatives
Equity contracts	Payables, Net assets – Unrealized depreciation	$(934,829	)*

Total		$(934,829)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2021:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$8,774,405	$8,774,405

Total	$8,774,405	$8,774,405

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$(1,861,966)	$(1,861,966)

Total	$(1,861,966)	$(1,861,966)

^	This Portfolio held futures contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

The Portfolio held futures contracts with an average notional balance of approximately $58,499,000 during the six months ended June 30, 2021.

Investment security transactions for the six months ended June 30, 2021 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$19,495,014
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$8,110,007

As of June 30, 2021, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$17,518,928
Aggregate gross unrealized depreciation	(938,894)

Net unrealized appreciation	$16,580,034

Federal income tax cost of investments in securities and derivative instruments, if applicable	$148,425,026

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GOLDMAN SACHS GROWTH ALLOCATION PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2021 (Unaudited)

ASSETS
Investments in Securities, at value (x)
Affiliated Issuers (Cost $36,050,208)	$36,050,208
Unaffiliated Issuers (Cost $111,448,584)	129,870,634
Cash	500,000
Foreign cash (Cost $3,064,370)	3,030,932
Cash held as collateral at broker for futures	4,090,943
Receivable for Portfolio shares sold	179,230
Dividends, interest and other receivables	158,478
Securities lending income receivable	5,109
Other assets	2,443

Total assets	173,887,977

LIABILITIES
Payable for securities purchased	276,102
Due to broker for futures variation margin	264,257
Investment management fees payable	95,473
Distribution fees payable – Class IB	34,972
Administrative fees payable	16,460
Payable for Portfolio shares redeemed	210
Payable to Adviser	31
Accrued expenses	41,227

Total liabilities	728,732

NET ASSETS	$173,159,245

Net assets were comprised of:
Paid in capital	$150,439,804
Total distributable earnings (loss)	22,719,441

Net assets	$173,159,245

Class IB
Net asset value, offering and redemption price per share, $173,159,245 / 13,999,437 shares outstanding (unlimited amount authorized: $0.01 par value)	$12.37

(x)	Includes value of securities on loan of $20,870,065.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2021 (Unaudited)

INVESTMENT INCOME
Dividends ($3,008 of dividend income received from affiliates)	$781,596
Securities lending (net)	16,996

Total income	798,592

EXPENSES
Investment management fees	626,621
Distribution fees – Class IB	192,946
Administrative fees	93,283
Professional fees	28,329
Printing and mailing expenses	14,200
Custodian fees	10,548
Trustees’ fees	1,937
Miscellaneous	1,499

Gross expenses	969,363
Less: Waiver from investment manager	(98,638)

Net expenses	870,725

NET INVESTMENT INCOME (LOSS)	(72,133)

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	42,426
Net distributions of realized gain received from underlying funds	61,701
Futures contracts	8,774,405
Foreign currency transactions	79,125

Net realized gain (loss)	8,957,657

Change in unrealized appreciation (depreciation) on:
Investments in securities	5,872,712
Futures contracts	(1,861,966)
Foreign currency translations	(224,771)

Net change in unrealized appreciation (depreciation)	3,785,975

NET REALIZED AND UNREALIZED GAIN (LOSS)	12,743,632

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$12,671,499

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GOLDMAN SACHS GROWTH ALLOCATION PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31, 2020
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(72,133)	$519,790
Net realized gain (loss)	8,957,657	(3,023,027)
Net change in unrealized appreciation (depreciation)	3,785,975	10,904,494

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	12,671,499	8,401,257

Distributions to shareholders:
Class IB	—	(2,236,186)
Class K	—	(95,602)

Total distributions to shareholders	—	(2,331,788)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 1,839,580 and 6,253,181 shares, respectively ]	22,034,595	65,728,172
Capital shares issued in reinvestment of dividends and distributions [ 0 and 207,521 shares, respectively ]	—	2,236,186
Capital shares repurchased [ (98,496) and (152,540) shares, respectively ]	(1,177,224)	(1,659,453)

Total Class IB transactions	20,857,371	66,304,905

Class K (b)
Capital shares issued in reinvestment of dividends and distributions [ 0 and 8,826 shares, respectively ]	—	95,602
Capital shares repurchased [ (443,757) and (580,251) shares, respectively ]	(5,247,450)	(6,293,080)

Total Class K transactions	(5,247,450)	(6,197,478)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	15,609,921	60,107,427

TOTAL INCREASE (DECREASE) IN NET ASSETS	28,281,420	66,176,896
NET ASSETS:
Beginning of period	144,877,825	78,700,929

End of period	$173,159,245	$144,877,825

(b) After the close of business on March 22, 2021, operations for Class K ceased and shares of seed capital were fully redeemed.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GOLDMAN SACHS GROWTH ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS

Class IB	Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31, 2020		February 1, 2019* to December 31, 2019
Net asset value, beginning of period	$11.41		$11.30		$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	(0.01)		0.05		0.16
Net realized and unrealized gain (loss)	0.97		0.25		1.40

Total from investment operations	0.96		0.30		1.56

Less distributions:
Dividends from net investment income	—		(0.07)		(0.08)
Distributions from net realized gains	—		(0.12)		(0.18)

Total dividends and distributions	—		(0.19)		(0.26)

Net asset value, end of period	$12.37		$11.41		$11.30

Total return (b)	8.41%		2.79%		15.62%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$173,159		$139,815		$67,229
Ratio of expenses to average net assets:
After waivers (a)(f)	1.11	%(j)	1.10	%(j)	1.09	%(j)
Before waivers (a)(f)	1.24%		1.26%		1.44%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)(x)	(0.09)%		0.45%		1.55	%(l)
Before waivers (a)(f)(x)	(0.22)%		0.29%		1.21	%(l)
Portfolio turnover rate^	8	%(z)	41%		45	%(z)

Class K	January 1, 2021 to March 22, 2021‡ (Unaudited)		Year Ended December 31, 2020		February 1, 2019* to December 31, 2019
Net asset value, beginning of period	$11.41		$11.30		$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	—	#	0.07		0.18
Net realized and unrealized gain (loss)	0.42		0.26		1.41

Total from investment operations	0.42		0.33		1.59

Less distributions:
Dividends from net investment income	—		(0.10)		(0.11)
Distributions from net realized gains	—		(0.12)		(0.18)

Total dividends and distributions	—		(0.22)		(0.29)

Net asset value, end of period	$11.83		$11.41		$11.30

Total return (b)	3.68%		3.02%		15.87%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$—		$5,063		$11,471
Ratio of expenses to average net assets:
After waivers (a)(f)	0.87	%(j)	0.85	%(j)	0.84	%(j)
Before waivers (a)(f)	1.00%		1.01%		1.35%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)(x)	0.02%		0.67%		1.80	%(l)
Before waivers (a)(f)(x)	(0.10)%		0.50%		1.30	%(l)
Portfolio turnover rate^	8	%(z)	41%		45	%(z)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GOLDMAN SACHS GROWTH ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

*	Commencement of Operations.
‡	After the close of business on March 22, 2021 operations for Class K ceased and shares were fully redeemed. The shares are no longer operational, but are still registered.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized. Certain non-recurring expenses incurred by the Portfolio are not annualized for periods less than one year.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.20% for Class IB and 0.95% for Class K.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

EQ/GOLDMAN SACHS MID CAP VALUE PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2021	% of Net Assets
Financials	16.6%
Industrials	16.2
Consumer Discretionary	10.7
Real Estate	9.7
Information Technology	9.6
Health Care	8.4
Utilities	8.2
Materials	6.4
Energy	5.2
Consumer Staples	4.2
Communication Services	3.7
Cash and Other	1.1

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2021 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/21	Ending Account Value 6/30/21	Expenses Paid During Period* 1/1/21 - 6/30/21
Class IB
Actual	$1,000.00	$1,168.70	$5.86
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.39	5.46

* Expenses are equal to the Portfolio’s Class IB shares annualized expense ratio of 1.09%, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

EQ/GOLDMAN SACHS MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (3.7%)
Entertainment (1.1%)
Live Nation Entertainment, Inc.*	16,091	$1,409,411

Interactive Media & Services (0.8%)
Twitter, Inc.*	14,747	1,014,741

Media (1.8%)
Discovery, Inc., Class C*	27,050	783,909
Liberty Broadband Corp., Class C*	5,552	964,160
ViacomCBS, Inc.	14,131	638,721

		2,386,790

Total Communication Services		4,810,942

Consumer Discretionary (10.7%)
Auto Components (1.3%)
Aptiv plc*	10,576	1,663,922

Hotels, Restaurants & Leisure (4.3%)
Expedia Group, Inc.*	7,920	1,296,583
Royal Caribbean Cruises Ltd.*	10,932	932,281
Wyndham Hotels & Resorts, Inc.	10,179	735,840
Wynn Resorts Ltd.*	13,059	1,597,116
Yum! Brands, Inc.	8,872	1,020,546

		5,582,366

Specialty Retail (4.0%)
Advance Auto Parts, Inc.	9,694	1,988,627
Burlington Stores, Inc.*	3,960	1,275,080
L Brands, Inc.	11,858	854,488
RH*	1,603	1,088,437

		5,206,632

Textiles, Apparel & Luxury Goods (1.1%)
Capri Holdings Ltd.*	23,849	1,363,924

Total Consumer Discretionary		13,816,844

Consumer Staples (4.2%)
Beverages (1.7%)
Coca-Cola Europacific Partners plc	15,998	949,001
Constellation Brands, Inc., Class A	5,181	1,211,784

		2,160,785

Food & Staples Retailing (0.8%)
Performance Food Group Co.*	21,199	1,027,940

Food Products (1.7%)
McCormick & Co., Inc. (Non-Voting)	7,638	674,588
Nomad Foods Ltd.*	54,376	1,537,210

		2,211,798

Total Consumer Staples		5,400,523

Energy (5.2%)
Oil, Gas & Consumable Fuels (5.2%)
Devon Energy Corp.	66,137	1,930,539
Diamondback Energy, Inc.	14,212	1,334,365
Hess Corp.	19,927	1,740,026
Pioneer Natural Resources Co.	10,195	1,656,891

Total Energy		6,661,821

Financials (16.6%)
Banks (7.1%)
Citizens Financial Group, Inc.	28,228	1,294,818
East West Bancorp, Inc.	25,956	1,860,786
M&T Bank Corp.	15,203	2,209,148
Pinnacle Financial Partners, Inc.	15,704	1,386,506
Signature Bank	3,209	788,291
SVB Financial Group*	2,889	1,607,526

		9,147,075

Capital Markets (2.3%)
Bank of New York Mellon Corp. (The)	19,744	1,011,485
Carlyle Group, Inc. (The)	19,741	917,562
Raymond James Financial, Inc.	8,374	1,087,782

		3,016,829

Consumer Finance (1.1%)
Discover Financial Services	11,768	1,392,037

Insurance (6.1%)
Alleghany Corp.*	933	622,376
American Financial Group, Inc.	5,202	648,794
Arch Capital Group Ltd.*	28,265	1,100,639
Arthur J Gallagher & Co.	7,121	997,510
Athene Holding Ltd., Class A*	14,041	947,768
Brown & Brown, Inc.	13,707	728,390
Globe Life, Inc.	7,289	694,277
Markel Corp.*	654	776,108
Principal Financial Group, Inc.	20,536	1,297,670

		7,813,532

Total Financials		21,369,473

Health Care (8.4%)
Biotechnology (1.2%)
Alnylam Pharmaceuticals, Inc.*	2,701	457,873
Neurocrine Biosciences, Inc.*	5,433	528,740
Seagen, Inc.*	3,468	547,528

		1,534,141

Health Care Equipment & Supplies (2.9%)
Cooper Cos., Inc. (The)	3,763	1,491,164
Zimmer Biomet Holdings, Inc.	14,367	2,310,501

		3,801,665

Health Care Providers & Services (1.5%)
Centene Corp.*	8,127	592,702
Quest Diagnostics, Inc.	10,018	1,322,076

		1,914,778

Life Sciences Tools & Services (1.4%)
PerkinElmer, Inc.	11,676	1,802,891

Pharmaceuticals (1.4%)
Catalent, Inc.*	16,320	1,764,518

Total Health Care		10,817,993

Industrials (16.2%)
Aerospace & Defense (1.6%)
L3Harris Technologies, Inc.	3,188	689,086
TransDigm Group, Inc.*	2,107	1,363,840

		2,052,926

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GOLDMAN SACHS MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Airlines (1.5%)
United Airlines Holdings, Inc.*	37,494	$1,960,561

Building Products (1.8%)
Allegion plc	9,346	1,301,898
Trane Technologies plc	5,891	1,084,769

		2,386,667

Electrical Equipment (2.9%)
AMETEK, Inc.	17,509	2,337,451
Rockwell Automation, Inc.	4,691	1,341,720

		3,679,171

Machinery (4.7%)
Cummins, Inc.	7,827	1,908,301
Fortive Corp.	24,049	1,677,178
IDEX Corp.	4,320	950,616
ITT, Inc.	16,319	1,494,657

		6,030,752

Professional Services (0.7%)
Booz Allen Hamilton Holding Corp.	10,734	914,322

Road & Rail (1.9%)
Old Dominion Freight Line, Inc.	7,054	1,790,305
Saia, Inc.*	3,253	681,471

		2,471,776

Trading Companies & Distributors (1.1%)
Fastenal Co.	26,181	1,361,412

Total Industrials		20,857,587

Information Technology (9.6%)
Communications Equipment (2.6%)
Motorola Solutions, Inc.	9,076	1,968,131
Viavi Solutions, Inc.*	73,780	1,302,955

		3,271,086

Electronic Equipment, Instruments & Components (1.6%)
Keysight Technologies, Inc.*	8,635	1,333,330
Vontier Corp.	22,612	736,699

		2,070,029

Semiconductors & Semiconductor Equipment (4.1%)
Marvell Technology, Inc.	47,788	2,787,474
MKS Instruments, Inc.	5,958	1,060,226
ON Semiconductor Corp.*	37,718	1,443,845

		5,291,545

Software (1.3%)
Paycom Software, Inc.*	2,286	830,892
Splunk, Inc.*	5,943	859,239

		1,690,131

Total Information Technology		12,322,791

Materials (6.4%)
Chemicals (2.2%)
Ashland Global Holdings, Inc.	11,319	990,413
Corteva, Inc.	17,524	777,189
PPG Industries, Inc.	6,497	1,102,996

		2,870,598

Construction Materials (1.2%)
Martin Marietta Materials, Inc.	4,204	1,479,009

Containers & Packaging (2.5%)
Ball Corp.	19,785	1,602,981
Packaging Corp. of America	12,046	1,631,269

		3,234,250

Metals & Mining (0.5%)
Freeport-McMoRan, Inc.	17,382	645,046

Total Materials		8,228,903

Real Estate (9.7%)
Equity Real Estate Investment Trusts (REITs) (9.7%)
Alexandria Real Estate Equities, Inc. (REIT)	7,846	1,427,501
AvalonBay Communities, Inc. (REIT)	5,665	1,182,229
Camden Property Trust (REIT)	7,102	942,222
CubeSmart (REIT)	17,459	808,701
Duke Realty Corp. (REIT)	25,025	1,184,934
Equity LifeStyle Properties, Inc. (REIT)	12,489	928,058
Essex Property Trust, Inc. (REIT)	2,835	850,528
Healthpeak Properties, Inc. (REIT)	22,792	758,746
Highwoods Properties, Inc. (REIT)	20,468	924,539
Invitation Homes, Inc. (REIT)	23,689	883,363
Kilroy Realty Corp. (REIT)	11,602	807,963
Ryman Hospitality Properties, Inc. (REIT)*	15,554	1,228,144
Welltower, Inc. (REIT)	7,849	652,252

Total Real Estate		12,579,180

Utilities (8.2%)
Electric Utilities (2.3%)
Alliant Energy Corp.	27,241	1,518,958
Xcel Energy, Inc.	21,376	1,408,251

		2,927,209

Gas Utilities (0.6%)
Atmos Energy Corp.	8,136	781,951

Independent Power and Renewable Electricity Producers (1.7%)
AES Corp. (The)	53,963	1,406,816
NextEra Energy Partners LP	9,795	747,946

		2,154,762

Multi-Utilities (3.0%)
Ameren Corp.	16,426	1,314,737
CMS Energy Corp.	25,469	1,504,708
Public Service Enterprise Group, Inc.	18,474	1,103,637

		3,923,082

Water Utilities (0.6%)
American Water Works Co., Inc.	5,163	795,773

Total Utilities		10,582,777

Total Investments in Securities (98.9%) (Cost $98,232,368)		127,448,834
Other Assets Less Liabilities (1.1%)		1,410,787

Net Assets (100%)		$128,859,621

*	Non-income producing.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GOLDMAN SACHS MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2021:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$4,810,942	$—	$—	$4,810,942
Consumer Discretionary	13,816,844	—	—	13,816,844
Consumer Staples	5,400,523	—	—	5,400,523
Energy	6,661,821	—	—	6,661,821
Financials	21,369,473	—	—	21,369,473
Health Care	10,817,993	—	—	10,817,993
Industrials	20,857,587	—	—	20,857,587
Information Technology	12,322,791	—	—	12,322,791
Materials	8,228,903	—	—	8,228,903
Real Estate	12,579,180	—	—	12,579,180
Utilities	10,582,777	—	—	10,582,777

Total Assets	$127,448,834	$—	$—	$127,448,834

Total Liabilities	$—	$—	$—	$—

Total	$127,448,834	$—	$—	$127,448,834

The Portfolio held no derivatives contracts during the six months ended June 30, 2021.

Investment security transactions for the six months ended June 30, 2021 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$51,223,251
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$50,884,281

As of June 30, 2021, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$29,977,700
Aggregate gross unrealized depreciation	(928,401)

Net unrealized appreciation	$29,049,299

Federal income tax cost of investments in securities and derivative instruments, if applicable	$98,399,535

For the six months ended June 30, 2021, the Portfolio incurred approximately $41 as brokerage commissions with BTIG LLC, $474 as brokerage commissions with Liquidnet Inc. and $760 as brokerage commissions with Sanford C. Bernstein & Co., affiliated broker/dealers.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GOLDMAN SACHS MID CAP VALUE PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2021 (Unaudited)

ASSETS
Investments in Securities, at value (Cost $98,232,368)	$127,448,834
Cash	1,386,920
Receivable for securities sold	1,806,513
Receivable for Portfolio shares sold	118,094
Dividends, interest and other receivables	101,175
Securities lending income receivable	69
Other assets	1,378

Total assets	130,862,983

LIABILITIES
Payable for securities purchased	1,833,714
Investment management fees payable	71,095
Distribution fees payable – Class IB	26,451
Payable for Portfolio shares redeemed	14,162
Administrative fees payable	9,719
Accrued expenses	48,221

Total liabilities	2,003,362

NET ASSETS	$128,859,621

Net assets were comprised of:
Paid in capital	$88,418,155
Total distributable earnings (loss)	40,441,466

Net assets	$128,859,621

Class IB
Net asset value, offering and redemption price per share, $128,859,621 / 5,329,384 shares outstanding (unlimited amount authorized: $0.01 par value)	$24.18

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2021 (Unaudited)

INVESTMENT INCOME
Dividends	$830,940
Interest	340
Securities lending (net)	683

Total income	831,963

EXPENSES
Investment management fees	465,890
Distribution fees – Class IB	151,263
Administrative fees	55,950
Professional fees	28,006
Printing and mailing expenses	13,254
Custodian fees	7,071
Trustees’ fees	1,504
Miscellaneous	1,027

Gross expenses	723,965
Less: Waiver from investment manager	(63,909)

Net expenses	660,056

NET INVESTMENT INCOME (LOSS)	171,907

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities	11,620,048
Net change in unrealized appreciation (depreciation) on investments in securities	6,750,295

NET REALIZED AND UNREALIZED GAIN (LOSS)	18,370,343

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$18,542,250

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GOLDMAN SACHS MID CAP VALUE PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31, 2020
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$171,907	$463,903
Net realized gain (loss)	11,620,048	(560,082)
Net change in unrealized appreciation (depreciation)	6,750,295	8,605,416

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	18,542,250	8,509,237

Distributions to shareholders:
Class IB	—	(1,103,098)

Tax return of capital:
Class IB	—	(115,912)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 276,825 and 636,679 shares, respectively ]	6,401,426	10,694,489
Capital shares issued in reinvestment of dividends and distributions [ 0 and 65,055 shares, respectively ]	—	1,219,010
Capital shares repurchased [ (299,236) and (835,064) shares, respectively ]	(6,810,717)	(14,370,395)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(409,291)	(2,456,896)

TOTAL INCREASE (DECREASE) IN NET ASSETS	18,132,959	4,833,331
NET ASSETS:
Beginning of period	110,726,662	105,893,331

End of period	$128,859,621	$110,726,662

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GOLDMAN SACHS MID CAP VALUE PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31,				October 22, 2018* to December 31, 2018
Class IB			2020		2019
Net asset value, beginning of period	$20.69		$19.31		$15.11		$16.69

Income (loss) from investment operations:
Net investment income (loss) (e)	0.03		0.09		0.13		0.03
Net realized and unrealized gain (loss)	3.46		1.52		4.51		(1.57)

Total from investment operations	3.49		1.61		4.64		(1.54)

Less distributions:
Dividends from net investment income	—		(0.09)		(0.14)		(0.04)
Distributions from net realized gains	—		(0.12)		(0.30)		—
Return of capital	—		(0.02)		—		—

Total dividends and distributions	—		(0.23)		(0.44)		(0.04)

Net asset value, end of period	$24.18		$20.69		$19.31		$15.11

Total return (b)	16.87%		8.46%		30.78%		(9.26)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$128,860		$110,727		$105,893		$84,612
Ratio of expenses to average net assets:
After waivers (a)(f)	1.09	%(j)	1.09	%(j)	1.09	%(j)	1.09	%(j)
Before waivers (a)(f)	1.20%		1.23%		1.24%		1.31%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	0.28%		0.49%		0.70%		1.03	%(l)
Before waivers (a)(f)	0.18%		0.36%		0.56%		0.81	%(l)
Portfolio turnover rate^	43	%(z)	97%		81%		16	%(z)
*	Commencement of Operations.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized. Certain non-recurring expenses incurred by the Portfolio are not annualized for periods less than one year.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.09% for Class IB.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

EQ/GOLDMAN SACHS MODERATE GROWTH ALLOCATION PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2021	% of Net Assets
U.S. Treasury Obligations	42.7%
Investment Companies	21.1
Information Technology	8.3
Health Care	3.9
Consumer Discretionary	3.7
Communication Services	3.3
Financials	3.3
Industrials	2.6
Consumer Staples	1.8
Energy	0.8
Materials	0.8
Real Estate	0.8
Utilities	0.7
Repurchase Agreements	0.0 #
Cash and Other	6.2

100.0%

#	Less than 0.05%.

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2021 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/21	Ending Account Value 6/30/21	Expenses Paid During Period* 1/1/21 - 6/30/21
Class IB
Actual	$1,000.00	$1,062.80	$5.96
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.02	5.83

* Expenses are equal to the Portfolio’s Class IB shares annualized expense ratio of 1.16%, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

EQ/GOLDMAN SACHS MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (3.3%)
Diversified Telecommunication Services (0.4%)
AT&T, Inc.	44,446	$1,279,156
Lumen Technologies, Inc.	6,193	84,163
Verizon Communications, Inc.	25,772	1,444,005

		2,807,324

Entertainment (0.6%)
Activision Blizzard, Inc.	4,837	461,643
Electronic Arts, Inc.	1,782	256,305
Live Nation Entertainment, Inc.*	899	78,743
Netflix, Inc.*	2,760	1,457,860
Take-Two Interactive Software, Inc.*	720	127,454
Walt Disney Co. (The)*	11,310	1,987,959

		4,369,964

Interactive Media & Services (1.9%)
Alphabet, Inc., Class A*	1,872	4,571,031
Alphabet, Inc., Class C*	1,773	4,443,705
Facebook, Inc., Class A*	14,915	5,186,095
Twitter, Inc.*	4,968	341,848

		14,542,679

Media (0.4%)
Charter Communications, Inc., Class A*	857	618,283
Comcast Corp., Class A	28,541	1,627,408
Discovery, Inc., Class A (x)*	1,017	31,201
Discovery, Inc., Class C*	1,870	54,193
Fox Corp., Class A	2,035	75,560
Fox Corp., Class B	946	33,299
Interpublic Group of Cos., Inc. (The)	2,449	79,568
News Corp., Class A	2,435	62,750
News Corp., Class B	758	18,457
Omnicom Group, Inc.	1,339	107,107
ViacomCBS, Inc.	3,677	166,200

		2,874,026

Wireless Telecommunication Services (0.0%)
T-Mobile US, Inc.*	3,648	528,340

Total Communication Services		25,122,333

Consumer Discretionary (3.7%)
Auto Components (0.0%)
Aptiv plc*	1,684	264,944
BorgWarner, Inc.	1,493	72,470

		337,414

Automobiles (0.6%)
Ford Motor Co.*	24,407	362,688
General Motors Co.*	7,947	470,224
Tesla, Inc.*	4,797	3,260,521

		4,093,433

Distributors (0.0%)
Genuine Parts Co.	899	113,696
LKQ Corp.*	1,730	85,151
Pool Corp.	250	114,665

		313,512

Hotels, Restaurants & Leisure (0.6%)
Booking Holdings, Inc.*	256	560,151
Caesars Entertainment, Inc.*	1,299	134,771
Carnival Corp.*	4,969	130,983
Chipotle Mexican Grill, Inc.*	175	271,309
Darden Restaurants, Inc.	814	118,836
Domino’s Pizza, Inc.	242	112,891
Expedia Group, Inc.*	881	144,229
Hilton Worldwide Holdings, Inc.*	1,734	209,155
Las Vegas Sands Corp.*	2,045	107,751
Marriott International, Inc., Class A*	1,662	226,896
McDonald’s Corp.	4,645	1,072,949
MGM Resorts International	2,534	108,075
Norwegian Cruise Line Holdings Ltd.*	2,303	67,731
Penn National Gaming, Inc.*	925	70,753
Royal Caribbean Cruises Ltd.*	1,363	116,237
Starbucks Corp.	7,335	820,126
Wynn Resorts Ltd.*	655	80,106
Yum! Brands, Inc.	1,854	213,266

		4,566,215

Household Durables (0.1%)
DR Horton, Inc.	2,042	184,536
Garmin Ltd.	933	134,949
Leggett & Platt, Inc.	829	42,951
Lennar Corp., Class A	1,717	170,584
Mohawk Industries, Inc.*	365	70,149
Newell Brands, Inc.	2,356	64,719
NVR, Inc.*	21	104,439
PulteGroup, Inc.	1,646	89,822
Whirlpool Corp.	390	85,028

		947,177

Internet & Direct Marketing Retail (1.3%)
Amazon.com, Inc.*	2,669	9,181,787
eBay, Inc.	4,029	282,876
Etsy, Inc.*	791	162,820

		9,627,483

Leisure Products (0.0%)
Hasbro, Inc.	796	75,238

Multiline Retail (0.2%)
Dollar General Corp.	1,470	318,093
Dollar Tree, Inc.*	1,444	143,678
Target Corp.	3,080	744,559

		1,206,330

Specialty Retail (0.7%)
Advance Auto Parts, Inc.	407	83,492
AutoZone, Inc.*	135	201,450
Best Buy Co., Inc.	1,388	159,592
CarMax, Inc.*	1,016	131,216
Gap, Inc. (The)	1,293	43,509
Home Depot, Inc. (The)	6,619	2,110,733
L Brands, Inc.	1,458	105,064
Lowe’s Cos., Inc.	4,400	853,468
O’Reilly Automotive, Inc.*	434	245,735
Ross Stores, Inc.	2,220	275,280
TJX Cos., Inc. (The)	7,507	506,122
Tractor Supply Co.	717	133,405

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GOLDMAN SACHS MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Ulta Beauty, Inc.*	341	$117,908

		4,966,974

Textiles, Apparel & Luxury Goods (0.2%)
Hanesbrands, Inc.	2,173	40,570
NIKE, Inc., Class B	7,937	1,226,187
PVH Corp.*	444	47,770
Ralph Lauren Corp.	300	35,343
Tapestry, Inc.*	1,736	75,482
Under Armour, Inc., Class A*	1,174	24,830
Under Armour, Inc., Class C*	1,223	22,711
VF Corp.	2,002	164,244

		1,637,137

Total Consumer Discretionary		27,770,913

Consumer Staples (1.8%)
Beverages (0.4%)
Brown-Forman Corp., Class B	1,137	85,207
Coca-Cola Co. (The)	24,156	1,307,081
Constellation Brands, Inc., Class A	1,052	246,052
Molson Coors Beverage Co., Class B*	1,173	62,979
Monster Beverage Corp.*	2,303	210,379
PepsiCo, Inc.	8,601	1,274,410

		3,186,108

Food & Staples Retailing (0.4%)
Costco Wholesale Corp.	2,752	1,088,884
Kroger Co. (The)	4,713	180,555
Sysco Corp.	3,185	247,634
Walgreens Boots Alliance, Inc.	4,466	234,956
Walmart, Inc.	8,547	1,205,298

		2,957,327

Food Products (0.3%)
Archer-Daniels-Midland Co.	3,478	210,767
Campbell Soup Co.	1,264	57,626
Conagra Brands, Inc.	2,988	108,703
General Mills, Inc.	3,797	231,351
Hershey Co. (The)	911	158,678
Hormel Foods Corp.	1,755	83,801
J M Smucker Co. (The)	682	88,367
Kellogg Co.	1,568	100,870
Kraft Heinz Co. (The)	4,035	164,547
Lamb Weston Holdings, Inc.	911	73,481
McCormick & Co., Inc. (Non-Voting)	1,550	136,896
Mondelez International, Inc., Class A	8,744	545,975
Tyson Foods, Inc., Class A	1,835	135,350

		2,096,412

Household Products (0.4%)
Church & Dwight Co., Inc.	1,527	130,131
Clorox Co. (The)	774	139,250
Colgate-Palmolive Co.	5,266	428,389
Kimberly-Clark Corp.	2,101	281,072
Procter & Gamble Co. (The)	15,240	2,056,333

		3,035,175

Personal Products (0.1%)
Estee Lauder Cos., Inc. (The), Class A	1,444	459,307

Tobacco (0.2%)
Altria Group, Inc.	11,520	549,274
Philip Morris International, Inc.	9,702	961,565

		1,510,839

Total Consumer Staples		13,245,168

Energy (0.8%)
Energy Equipment & Services (0.0%)
Baker Hughes Co.	4,528	103,555
Halliburton Co.	5,538	128,039
NOV, Inc.*	2,432	37,258
Schlumberger NV	8,705	278,647

		547,499

Oil, Gas & Consumable Fuels (0.8%)
APA Corp.	2,353	50,895
Cabot Oil & Gas Corp.	2,488	43,440
Chevron Corp.	12,031	1,260,127
ConocoPhillips	8,400	511,560
Devon Energy Corp.	3,708	108,237
Diamondback Energy, Inc.	1,127	105,814
EOG Resources, Inc.	3,633	303,138
Exxon Mobil Corp.	26,354	1,662,410
Hess Corp.	1,709	149,230
Kinder Morgan, Inc.	12,123	221,002
Marathon Oil Corp.	4,906	66,820
Marathon Petroleum Corp.	3,966	239,626
Occidental Petroleum Corp.	5,229	163,511
ONEOK, Inc.	2,773	154,290
Phillips 66	2,726	233,945
Pioneer Natural Resources Co.	1,443	234,516
Valero Energy Corp.	2,545	198,714
Williams Cos., Inc. (The)	7,562	200,771

		5,908,046

Total Energy		6,455,545

Financials (3.3%)
Banks (1.3%)
Bank of America Corp.	46,943	1,935,460
Citigroup, Inc.	12,867	910,340
Citizens Financial Group, Inc.	2,651	121,601
Comerica, Inc.	869	61,995
Fifth Third Bancorp	4,382	167,524
First Republic Bank	1,096	205,138
Huntington Bancshares, Inc.	9,185	131,070
JPMorgan Chase & Co.	18,844	2,930,996
KeyCorp	6,041	124,747
M&T Bank Corp.	801	116,393
People’s United Financial, Inc.	2,662	45,627
PNC Financial Services Group, Inc. (The)	2,645	504,560
Regions Financial Corp.	5,984	120,757
SVB Financial Group*	338	188,073
Truist Financial Corp.	8,372	464,646
US Bancorp	8,439	480,770
Wells Fargo & Co.	25,731	1,165,357
Zions Bancorp NA	1,020	53,917

		9,728,971

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GOLDMAN SACHS MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Capital Markets (0.8%)
Ameriprise Financial, Inc.	722	$179,691
Bank of New York Mellon Corp. (The)	5,022	257,277
BlackRock, Inc.	883	772,598
Cboe Global Markets, Inc.	664	79,049
Charles Schwab Corp. (The)	9,337	679,827
CME Group, Inc.	2,235	475,340
Franklin Resources, Inc.	1,695	54,223
Intercontinental Exchange, Inc.	3,503	415,806
Invesco Ltd.	2,355	62,949
MarketAxess Holdings, Inc.	236	109,407
Moody’s Corp.	1,002	363,095
Morgan Stanley	9,266	849,600
MSCI, Inc.	513	273,470
Nasdaq, Inc.	715	125,697
Northern Trust Corp.	1,296	149,844
Raymond James Financial, Inc.	761	98,854
S&P Global, Inc.	1,500	615,675
State Street Corp.	2,165	178,136
T. Rowe Price Group, Inc.	1,412	279,534

		6,020,072

Consumer Finance (0.2%)
American Express Co.	4,050	669,182
Capital One Financial Corp.	2,811	434,834
Discover Financial Services	1,898	224,514
Synchrony Financial	3,367	163,367

		1,491,897

Diversified Financial Services (0.4%)
Berkshire Hathaway, Inc., Class B*	11,799	3,279,178

Insurance (0.6%)
Aflac, Inc.	3,935	211,152
Allstate Corp. (The)	1,863	243,010
American International Group, Inc.	5,342	254,279
Aon plc, Class A	1,405	335,458
Arthur J Gallagher & Co.	1,275	178,602
Assurant, Inc.	377	58,880
Chubb Ltd.	2,799	444,873
Cincinnati Financial Corp.	933	108,806
Everest Re Group Ltd.	250	63,003
Globe Life, Inc.	590	56,198
Hartford Financial Services Group, Inc. (The)	2,224	137,821
Lincoln National Corp.	1,114	70,004
Loews Corp.	1,393	76,127
Marsh & McLennan Cos., Inc.	3,166	445,393
MetLife, Inc.	4,632	277,225
Principal Financial Group, Inc.	1,575	99,524
Progressive Corp. (The)	3,643	357,779
Prudential Financial, Inc.	2,453	251,359
Travelers Cos., Inc. (The)	1,566	234,446
Unum Group	1,271	36,096
W R Berkley Corp.	872	64,903
Willis Towers Watson plc	1,000	230,020

		4,234,958

Total Financials		24,755,076

Health Care (3.9%)
Biotechnology (0.5%)
AbbVie, Inc.	10,995	1,238,477
Alexion Pharmaceuticals, Inc.*	1,376	252,785
Amgen, Inc.	3,577	871,894
Biogen, Inc.*	937	324,455
Gilead Sciences, Inc.	7,807	537,590
Incyte Corp.*	1,164	97,927
Regeneron Pharmaceuticals, Inc.*	652	364,168
Vertex Pharmaceuticals, Inc.*	1,611	324,826

		4,012,122

Health Care Equipment & Supplies (1.1%)
Abbott Laboratories	11,061	1,282,302
ABIOMED, Inc.*	282	88,015
Align Technology, Inc.*	448	273,728
Baxter International, Inc.	3,130	251,965
Becton Dickinson and Co.	1,810	440,174
Boston Scientific Corp.*	8,845	378,212
Cooper Cos., Inc. (The)	307	121,655
Danaher Corp.	3,952	1,060,559
Dentsply Sirona, Inc.	1,359	85,970
Dexcom, Inc.*	602	257,054
Edwards Lifesciences Corp.*	3,870	400,816
Hologic, Inc.*	1,595	106,419
IDEXX Laboratories, Inc.*	531	335,353
Intuitive Surgical, Inc.*	737	677,775
Medtronic plc	8,375	1,039,589
ResMed, Inc.	906	223,347
STERIS plc	608	125,430
Stryker Corp.	2,040	529,849
Teleflex, Inc.	291	116,921
West Pharmaceutical Services, Inc.	460	165,186
Zimmer Biomet Holdings, Inc.	1,298	208,744

		8,169,063

Health Care Providers & Services (0.8%)
AmerisourceBergen Corp.	921	105,445
Anthem, Inc.	1,524	581,863
Cardinal Health, Inc.	1,806	103,105
Centene Corp.*	3,628	264,590
Cigna Corp.	2,136	506,382
CVS Health Corp.	8,196	683,874
DaVita, Inc.*	436	52,507
HCA Healthcare, Inc.	1,636	338,227
Henry Schein, Inc.*	876	64,990
Humana, Inc.	803	355,504
Laboratory Corp. of America Holdings*	608	167,717
McKesson Corp.	985	188,371
Quest Diagnostics, Inc.	813	107,292
UnitedHealth Group, Inc.	5,875	2,352,585
Universal Health Services, Inc., Class B	485	71,019

		5,943,471

Health Care Technology (0.0%)
Cerner Corp.	1,876	146,628

Life Sciences Tools & Services (0.4%)
Agilent Technologies, Inc.	1,889	279,213
Bio-Rad Laboratories, Inc., Class A*	134	86,335
Charles River Laboratories International, Inc.*	313	115,785
Illumina, Inc.*	909	430,148
IQVIA Holdings, Inc.*	1,193	289,088
Mettler-Toledo International, Inc.*	145	200,874
PerkinElmer, Inc.	698	107,778

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GOLDMAN SACHS MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Thermo Fisher Scientific, Inc.	2,447	$1,234,438
Waters Corp.*	384	132,714

		2,876,373

Pharmaceuticals (1.1%)
Bristol-Myers Squibb Co.	13,906	929,199
Catalent, Inc.*	1,060	114,607
Eli Lilly and Co.	4,955	1,137,272
Johnson & Johnson	16,393	2,700,583
Merck & Co., Inc.	15,762	1,225,811
Organon & Co.*	1,575	47,659
Perrigo Co. plc	831	38,101
Pfizer, Inc.	34,846	1,364,569
Viatris, Inc.	7,524	107,518
Zoetis, Inc.	2,955	550,694

		8,216,013

Total Health Care		29,363,670

Industrials (2.6%)
Aerospace & Defense (0.5%)
Boeing Co. (The)*	3,422	819,774
General Dynamics Corp.	1,425	268,270
Howmet Aerospace, Inc.*	2,433	83,866
Huntington Ingalls Industries, Inc.	250	52,688
L3Harris Technologies, Inc.	1,276	275,807
Lockheed Martin Corp.	1,523	576,227
Northrop Grumman Corp.	932	338,717
Raytheon Technologies Corp.	9,431	804,559
Teledyne Technologies, Inc.*	289	121,042
Textron, Inc.	1,405	96,622
TransDigm Group, Inc.*	342	221,373

		3,658,945

Air Freight & Logistics (0.2%)
CH Robinson Worldwide, Inc.	828	77,559
Expeditors International of Washington, Inc.	1,051	133,057
FedEx Corp.	1,520	453,461
United Parcel Service, Inc., Class B	4,503	936,489

		1,600,566

Airlines (0.1%)
Alaska Air Group, Inc.*	775	46,740
American Airlines Group, Inc.(x)*	3,993	84,692
Delta Air Lines, Inc.*	3,982	172,261
Southwest Airlines Co.*	3,681	195,424
United Airlines Holdings, Inc.*	2,014	105,312

		604,429

Building Products (0.1%)
A O Smith Corp.	837	60,314
Allegion plc	560	78,008
Carrier Global Corp.	5,085	247,131
Fortune Brands Home & Security, Inc.	862	85,864
Johnson Controls International plc	4,462	306,227
Masco Corp.	1,580	93,078
Trane Technologies plc	1,489	274,184

		1,144,806

Commercial Services & Supplies (0.1%)
Cintas Corp.	549	209,718
Copart, Inc.*	1,296	170,852
Republic Services, Inc.	1,311	144,223
Rollins, Inc.	1,379	47,162
Waste Management, Inc.	2,418	338,786

		910,741

Construction & Engineering (0.0%)
Quanta Services, Inc.	867	78,524

Electrical Equipment (0.2%)
AMETEK, Inc.	1,437	191,839
Eaton Corp. plc	2,481	367,635
Emerson Electric Co.	3,733	359,264
Generac Holdings, Inc.*	392	162,739
Rockwell Automation, Inc.	723	206,792

		1,288,269

Industrial Conglomerates (0.4%)
3M Co.	3,608	716,657
General Electric Co.	54,647	735,549
Honeywell International, Inc.	4,324	948,469
Roper Technologies, Inc.	655	307,981

		2,708,656

Machinery (0.5%)
Caterpillar, Inc.	3,410	742,118
Cummins, Inc.	910	221,867
Deere & Co.	1,942	684,963
Dover Corp.	896	134,938
Fortive Corp.	2,107	146,942
IDEX Corp.	473	104,084
Illinois Tool Works, Inc.	1,789	399,949
Ingersoll Rand, Inc.*	2,324	113,434
Otis Worldwide Corp.	2,511	205,325
PACCAR, Inc.	2,161	192,869
Parker-Hannifin Corp.	803	246,609
Pentair plc	1,035	69,852
Snap-on, Inc.	337	75,296
Stanley Black & Decker, Inc.	1,005	206,015
Westinghouse Air Brake Technologies Corp.	1,106	91,024
Xylem, Inc.	1,121	134,475

		3,769,760

Professional Services (0.1%)
Equifax, Inc.	758	181,549
IHS Markit Ltd.	2,332	262,723
Jacobs Engineering Group, Inc.	811	108,204
Leidos Holdings, Inc.	828	83,711
Nielsen Holdings plc	2,232	55,063
Robert Half International, Inc.	702	62,457
Verisk Analytics, Inc.	1,009	176,292

		929,999

Road & Rail (0.3%)
CSX Corp.	14,144	453,739
JB Hunt Transport Services, Inc.	520	84,734
Kansas City Southern	566	160,387
Norfolk Southern Corp.	1,558	413,509
Old Dominion Freight Line, Inc.	592	150,250
Union Pacific Corp.	4,135	909,411

		2,172,030

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GOLDMAN SACHS MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Trading Companies & Distributors (0.1%)
Fastenal Co.	3,575	$185,900
United Rentals, Inc.*	451	143,874
WW Grainger, Inc.	272	119,136

		448,910

Total Industrials		19,315,635

Information Technology (8.3%)
Communications Equipment (0.2%)
Arista Networks, Inc.*	342	123,910
Cisco Systems, Inc.	26,233	1,390,349
F5 Networks, Inc.*	371	69,251
Juniper Networks, Inc.	2,040	55,794
Motorola Solutions, Inc.	1,056	228,993

		1,868,297

Electronic Equipment, Instruments & Components (0.2%)
Amphenol Corp., Class A	3,720	254,485
CDW Corp.	873	152,469
Corning, Inc.	4,823	197,261
IPG Photonics Corp.*	223	47,002
Keysight Technologies, Inc.*	1,147	177,108
TE Connectivity Ltd.	2,056	277,992
Trimble, Inc.*	1,562	127,819
Zebra Technologies Corp., Class A*	333	176,320

		1,410,456

IT Services (1.6%)
Accenture plc, Class A	3,957	1,166,484
Akamai Technologies, Inc.*	1,015	118,349
Automatic Data Processing, Inc.	2,649	526,144
Broadridge Financial Solutions, Inc.	723	116,786
Cognizant Technology Solutions Corp., Class A	3,283	227,381
DXC Technology Co.*	1,586	61,759
Fidelity National Information Services, Inc.	3,860	546,846
Fiserv, Inc.*	3,708	396,348
FleetCor Technologies, Inc.*	519	132,895
Gartner, Inc.*	536	129,819
Global Payments, Inc.	1,838	344,698
International Business Machines Corp.	5,562	815,334
Jack Henry & Associates, Inc.	462	75,542
Mastercard, Inc., Class A	5,446	1,988,280
Paychex, Inc.	1,996	214,171
PayPal Holdings, Inc.*	7,313	2,131,593
VeriSign, Inc.*	617	140,485
Visa, Inc., Class A	10,531	2,462,358
Western Union Co. (The)	2,548	58,528

		11,653,800

Semiconductors & Semiconductor Equipment (1.7%)
Advanced Micro Devices, Inc.*	7,563	710,393
Analog Devices, Inc.	2,296	395,279
Applied Materials, Inc.	5,712	813,389
Broadcom, Inc.	2,542	1,212,127
Enphase Energy, Inc.*	845	155,167
Intel Corp.	25,137	1,411,191
KLA Corp.	954	309,296
Lam Research Corp.	888	577,822
Maxim Integrated Products, Inc.*	1,671	176,057
Microchip Technology, Inc.	1,703	255,007
Micron Technology, Inc.*	6,981	593,245
Monolithic Power Systems, Inc.	268	100,085
NVIDIA Corp.	3,878	3,102,788
NXP Semiconductors NV	1,717	353,221
Qorvo, Inc.*	701	137,151
QUALCOMM, Inc.	7,022	1,003,654
Skyworks Solutions, Inc.	1,028	197,119
Teradyne, Inc.	1,035	138,649
Texas Instruments, Inc.	5,749	1,105,533
Xilinx, Inc.	1,530	221,299

		12,968,472

Software (2.7%)
Adobe, Inc.*	2,976	1,742,865
ANSYS, Inc.*	543	188,454
Autodesk, Inc.*	1,370	399,903
Cadence Design Systems, Inc.*	1,732	236,972
Citrix Systems, Inc.	773	90,650
Fortinet, Inc.*	844	201,032
Intuit, Inc.	1,701	833,779
Microsoft Corp.	46,884	12,700,876
NortonLifeLock, Inc.	3,610	98,264
Oracle Corp.	11,308	880,215
Paycom Software, Inc.*	306	111,222
PTC, Inc.*	655	92,525
salesforce.com, Inc.*	5,764	1,407,972
ServiceNow, Inc.*	1,229	675,397
Synopsys, Inc.*	950	262,000
Tyler Technologies, Inc.*	254	114,902

		20,037,028

Technology Hardware, Storage & Peripherals (1.9%)
Apple, Inc.	97,648	13,373,870
Hewlett Packard Enterprise Co.	8,129	118,521
HP, Inc.	7,478	225,761
NetApp, Inc.	1,386	113,403
Seagate Technology Holdings plc	1,240	109,033
Western Digital Corp.*	1,908	135,792

		14,076,380

Total Information Technology		62,014,433

Materials (0.8%)
Chemicals (0.5%)
Air Products and Chemicals, Inc.	1,378	396,423
Albemarle Corp.	727	122,470
Celanese Corp.	701	106,272
CF Industries Holdings, Inc.	1,335	68,686
Corteva, Inc.	4,588	203,478
Dow, Inc.	4,650	294,252
DuPont de Nemours, Inc.	3,313	256,459
Eastman Chemical Co.	850	99,237
Ecolab, Inc.	1,549	319,048
FMC Corp.	802	86,776
International Flavors & Fragrances, Inc.	1,550	231,570
Linde plc	3,238	936,106
LyondellBasell Industries NV, Class A	1,603	164,901
Mosaic Co. (The)	2,151	68,638
PPG Industries, Inc.	1,476	250,581

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GOLDMAN SACHS MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Sherwin-Williams Co. (The)	1,490	$405,950

		4,010,847

Construction Materials (0.1%)
Martin Marietta Materials, Inc.	388	136,502
Vulcan Materials Co.	826	143,782

		280,284

Containers & Packaging (0.1%)
Amcor plc	9,598	109,993
Avery Dennison Corp.	517	108,694
Ball Corp.	2,043	165,524
International Paper Co.	2,439	149,535
Packaging Corp. of America	591	80,033
Sealed Air Corp.	946	56,051
Westrock Co.	1,657	88,186

		758,016

Metals & Mining (0.1%)
Freeport-McMoRan, Inc.	9,123	338,554
Newmont Corp.	4,987	316,076
Nucor Corp.	1,863	178,718

		833,348

Total Materials		5,882,495

Real Estate (0.8%)
Equity Real Estate Investment Trusts (REITs) (0.8%)
Alexandria Real Estate Equities, Inc. (REIT)	854	155,377
American Tower Corp. (REIT)	2,830	764,496
AvalonBay Communities, Inc. (REIT)	869	181,352
Boston Properties, Inc. (REIT)	884	101,298
Crown Castle International Corp. (REIT)	2,690	524,819
Digital Realty Trust, Inc. (REIT)	1,753	263,756
Duke Realty Corp. (REIT)	2,334	110,515
Equinix, Inc. (REIT)	558	447,851
Equity Residential (REIT)	2,142	164,934
Essex Property Trust, Inc. (REIT)	405	121,504
Extra Space Storage, Inc. (REIT)	832	136,298
Federal Realty Investment Trust (REIT)	440	51,555
Healthpeak Properties, Inc. (REIT)	3,355	111,688
Host Hotels & Resorts, Inc. (REIT)*	4,395	75,110
Iron Mountain, Inc. (REIT)	1,797	76,049
Kimco Realty Corp. (REIT)	2,698	56,253
Mid-America Apartment Communities, Inc. (REIT)	713	120,083
Prologis, Inc. (REIT)	4,605	550,436
Public Storage (REIT)	948	285,054
Realty Income Corp. (REIT)	2,325	155,170
Regency Centers Corp. (REIT)	983	62,981
SBA Communications Corp. (REIT)	681	217,035
Simon Property Group, Inc. (REIT)	2,045	266,832
UDR, Inc. (REIT)	1,848	90,515
Ventas, Inc. (REIT)	2,335	133,328
Vornado Realty Trust (REIT)	977	45,597
Welltower, Inc. (REIT)	2,599	215,977
Weyerhaeuser Co. (REIT)	4,664	160,535

		5,646,398

Real Estate Management & Development (0.0%)
CBRE Group, Inc., Class A*	2,089	179,090

Total Real Estate		5,825,488

Utilities (0.7%)
Electric Utilities (0.5%)
Alliant Energy Corp.	1,557	86,818
American Electric Power Co., Inc.	3,111	263,160
Duke Energy Corp.	4,788	472,671
Edison International	2,362	136,571
Entergy Corp.	1,249	124,525
Evergy, Inc.	1,427	86,234
Eversource Energy	2,138	171,553
Exelon Corp.	6,083	269,538
FirstEnergy Corp.	3,386	125,993
NextEra Energy, Inc.	12,210	894,749
NRG Energy, Inc.	1,524	61,417
Pinnacle West Capital Corp.	702	57,543
PPL Corp.	4,790	133,976
Southern Co. (The)	6,590	398,761
Xcel Energy, Inc.	3,350	220,698

		3,504,207

Gas Utilities (0.0%)
Atmos Energy Corp.	813	78,137

Independent Power and Renewable Electricity Producers (0.0%)
AES Corp. (The)	4,147	108,112

Multi-Utilities (0.2%)
Ameren Corp.	1,591	127,344
CenterPoint Energy, Inc.	3,614	88,615
CMS Energy Corp.	1,802	106,462
Consolidated Edison, Inc.	2,134	153,050
Dominion Energy, Inc.	5,021	369,395
DTE Energy Co.	1,206	156,298
NiSource, Inc.	2,442	59,829
Public Service Enterprise Group, Inc.	3,144	187,823
Sempra Energy	1,961	259,793
WEC Energy Group, Inc.	1,964	174,698

		1,683,307

Water Utilities (0.0%)
American Water Works Co., Inc.	1,130	174,167

Total Utilities		5,547,930

Total Common Stocks (30.0%) (Cost $143,276,906)		225,298,686

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
U.S. Treasury Obligations (42.7%)
U.S. Treasury Notes 1.625%, 8/15/29	$312,680,000	320,112,404

Total Long-Term Debt Securities (42.7%) (Cost $317,617,635)		320,112,404

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GOLDMAN SACHS MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Companies (21.1%)
Goldman Sachs Financial Square Funds – Government Fund‡	36,803,948	$36,803,948
Goldman Sachs Financial Square Funds – Treasury Obligations Fund‡	36,053,647	36,053,647
Goldman Sachs Financial Square Funds – Treasury Solutions Fund‡	35,677,296	35,677,296
JPMorgan Prime Money Market Fund, IM Shares	50,048,130	50,073,154

Total Investment Companies		158,608,045

	Principal Amount	Value (Note 1)
Repurchase Agreements (0.0%)
Citigroup Global Markets, Inc., 0.07%, dated 6/30/21, due 7/1/21, repurchase price $23,840, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-5.000%, maturing 4/30/22-2/15/42; total market value $24,317. (xx)	$23,840	23,840
HSBC Bank plc, 0.10%, dated 6/30/21, due 7/1/21, repurchase price $2,145, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-6.125%, maturing 7/15/21-2/15/50; total market value $2,189. (xx)	2,145	2,145
HSBC Bank plc, 0.10%, dated 6/30/21, due 7/1/21, repurchase price $2,380, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-6.125%, maturing 7/15/21-2/15/50; total market value $2,429. (xx)	2,380	2,380

Total Repurchase Agreements		28,365

Total Short-Term Investments (21.1%) (Cost $158,617,085)		158,636,410

Total Investments in Securities (93.8%) (Cost $619,511,626)		704,047,500
Other Assets Less Liabilities (6.2%)		46,519,916

Net Assets (100%)		$750,567,416

*	Non-income producing.
‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.
(x)	All or a portion of security is on loan at June 30, 2021.
(xx)

At June 30, 2021, the Portfolio had loaned securities with a total value of $97,280. This was collateralized by $70,404 of various U.S. Government Treasury Securities, ranging from 0.000% - 3.875%, maturing 7/22/21 - 2/15/49 and by cash of $28,365 which was subsequently invested in joint repurchase agreements as detailed in the Notes to the Financial Statements.

Glossary:

EUR	— European Currency Unit
GBP	— British Pound
JPY	— Japanese Yen
USD	— United States Dollar

Investments in companies which were affiliates for the six months ended June 30, 2021, were as follows:

Security Description	Shares at June 30, 2021	Market Value December 31, 2020 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value June 30, 2021 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
SHORT-TERM INVESTMENTS:
Investment Companies
Goldman Sachs Financial Square Funds – Government Fund	36,803,948	34,445,983	2,357,965	—	—	—	36,803,948	5,190	—
Goldman Sachs Financial Square Funds – Treasury Obligations Fund	36,053,647	33,743,003	2,310,644	—	—	—	36,053,647	3,456	—
Goldman Sachs Financial Square Funds – Treasury Solutions Fund	35,677,296	33,391,514	2,285,782	—	—	—	35,677,296	1,035	—

Total		101,580,500	6,954,391	—	—	—	108,534,891	9,681	—

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GOLDMAN SACHS MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

Futures contracts outstanding as of June 30, 2021 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
EURO STOXX 50 Index	1,151	9/2021	EUR	55,349,393	(1,093,167)
FTSE 100 Index	388	9/2021	GBP	37,465,768	(603,404)
Russell 2000 E-Mini Index	325	9/2021	USD	37,501,750	(361,809)
S&P Midcap 400 E-Mini Index	209	9/2021	USD	56,271,160	(1,099,709)
TOPIX Index	197	9/2021	JPY	34,454,386	(300,835)

					(3,458,924)

Foreign cash on the statement of assets and liabilities is maintained at JPMorgan or its affiliates and is comprised of the following (in USD): EUR 1,256,773, GBP 5,052,647 and JPY 7,588,126.

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2021:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$25,122,333	$—	$—	$25,122,333
Consumer Discretionary	27,770,913	—	—	27,770,913
Consumer Staples	13,245,168	—	—	13,245,168
Energy	6,455,545	—	—	6,455,545
Financials	24,755,076	—	—	24,755,076
Health Care	29,363,670	—	—	29,363,670
Industrials	19,315,635	—	—	19,315,635
Information Technology	62,014,433	—	—	62,014,433
Materials	5,882,495	—	—	5,882,495
Real Estate	5,825,488	—	—	5,825,488
Utilities	5,547,930	—	—	5,547,930
Short-Term Investments
Investment Companies	158,608,045	—	—	158,608,045
Repurchase Agreements	—	28,365	—	28,365
U.S. Treasury Obligations	—	320,112,404	—	320,112,404

Total Assets	$383,906,731	$320,140,769	$—	$704,047,500

Liabilities:
Futures	$(3,458,924)	$—	$—	$(3,458,924)

Total Liabilities	$(3,458,924)	$—	$—	$(3,458,924)

Total	$380,447,807	$320,140,769	$—	$700,588,576

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GOLDMAN SACHS MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

Fair Values of Derivative Instruments as of June 30, 2021:

	Statement of Assets and Liabilities
Derivatives Contracts^	Liability Derivatives	Fair Value
Equity contracts	Payables, Net assets – Unrealized depreciation	$(3,458,924	)*

Total		$(3,458,924)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2021:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$34,688,791	$34,688,791

Total	$34,688,791	$34,688,791

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$(7,109,048)	$(7,109,048)

Total	$(7,109,048)	$(7,109,048)

^ This Portfolio held futures contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

The Portfolio held futures contracts with an average notional balance of approximately $210,106,000 during the six months ended June 30, 2021.

Investment security transactions for the six months ended June 30, 2021 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$3,243,714
Long-term U.S. government debt securities	679,770,689

$683,014,403

Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$24,905,710
Long-term U.S. government debt securities	626,816,020

$651,721,730

As of June 30, 2021, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$85,127,219
Aggregate gross unrealized depreciation	(7,233,485)

Net unrealized appreciation	$77,893,734

Federal income tax cost of investments in securities and derivative instruments, if applicable	$622,694,842

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GOLDMAN SACHS MODERATE GROWTH ALLOCATION PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2021 (Unaudited)

ASSETS
Investments in Securities, at value (x)
Affiliated Issuers (Cost $108,534,891)	$108,534,891
Unaffiliated Issuers (Cost $510,948,370)	595,484,244
Repurchase Agreements (Cost $28,365)	28,365
Cash	16,093,095
Foreign cash (Cost $14,327,477)	13,897,546
Cash held as collateral at broker for futures	14,161,515
Receivable for securities sold	3,099,256
Dividends, interest and other receivables	2,039,112
Securities lending income receivable	42
Other assets	8,164

Total assets	753,346,230

LIABILITIES
Payable for securities purchased	1,105,116
Due to broker for futures variation margin	836,367
Investment management fees payable	473,566
Distribution fees payable – Class IB	153,423
Administrative fees payable	72,210
Payable for Portfolio shares redeemed	29,446
Payable for return of collateral on securities loaned	28,365
Payable to Adviser	1,420
Accrued expenses	78,901

Total liabilities	2,778,814

NET ASSETS	$750,567,416

Net assets were comprised of:
Paid in capital	$652,221,863
Total distributable earnings (loss)	98,345,553

Net assets	$750,567,416

Class IB
Net asset value, offering and redemption price per share, $750,567,416 / 63,324,140 shares outstanding (unlimited amount authorized: $0.01 par value)	$11.85

(x)	Includes value of securities on loan of $97,280

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2021 (Unaudited)

INVESTMENT INCOME
Interest	$1,797,824
Dividends ($9,681 of dividend income received from affiliates) (net of $147 foreign withholding tax)	1,655,994
Securities lending (net)	646

Total income	3,454,464

EXPENSES
Investment management fees	2,891,578
Distribution fees – Class IB	903,618
Administrative fees	430,590
Professional fees	35,152
Printing and mailing expenses	29,657
Custodian fees	25,488
Trustees’ fees	9,261
Miscellaneous	8,634

Gross expenses	4,333,978
Less: Waiver from investment manager	(121,868)

Net expenses	4,212,110

NET INVESTMENT INCOME (LOSS)	(757,646)

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	(2,543,280)
Futures contracts	34,688,791
Foreign currency transactions	234,376

Net realized gain (loss)	32,379,887

Change in unrealized appreciation (depreciation) on:
Investments in securities	20,731,508
Futures contracts	(7,109,048)
Foreign currency translations	(941,534)

Net change in unrealized appreciation (depreciation)	12,680,926

NET REALIZED AND UNREALIZED GAIN (LOSS)	45,060,813

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$44,303,167

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GOLDMAN SACHS MODERATE GROWTH ALLOCATION PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31, 2020
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(757,646)	$(88,646)
Net realized gain (loss)	32,379,887	(4,676,813)
Net change in unrealized appreciation (depreciation)	12,680,926	39,634,226

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	44,303,167	34,868,767

Distributions to shareholders:
Class IB	—	(11,266,217)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 1,240,307 and 3,982,231 shares, respectively ]	14,301,675	41,887,967
Capital shares issued in reinvestment of dividends and distributions [ 0 and 1,053,284 shares, respectively ]	—	11,266,217
Capital shares repurchased [ (1,727,677) and (2,397,809) shares, respectively ]	(19,841,295)	(25,444,585)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(5,539,620)	27,709,599

TOTAL INCREASE (DECREASE) IN NET ASSETS	38,763,547	51,312,149
NET ASSETS:
Beginning of period	711,803,869	660,491,720

End of period	$750,567,416	$711,803,869

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GOLDMAN SACHS MODERATE GROWTH ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31,
Class IB			2020		2019		2018		2017		2016
Net asset value, beginning of period	$11.15		$10.80		$9.95		$10.58		$10.22		$9.70

Income (loss) from investment operations:
Net investment income (loss) (e)	(0.01)		—	#	0.11		0.10		0.06		0.03
Net realized and unrealized gain (loss)	0.71		0.53		1.63		(0.63)		0.99		0.55

Total from investment operations	0.70		0.53		1.74		(0.53)		1.05		0.58

Less distributions:
Dividends from net investment income	—		(0.02)		(0.11)		(0.10)		(0.05)		(0.03)
Distributions from net realized gains	—		(0.16)		(0.78)		—		(0.64)		(0.03)

Total dividends and distributions	—		(0.18)		(0.89)		(0.10)		(0.69)		(0.06)

Net asset value, end of period	$11.85		$11.15		$10.80		$9.95		$10.58		$10.22

Total return (b)	6.28%		4.96%		17.57%		(5.05)%		10.39%		5.93%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$750,567		$711,804		$660,492		$504,549		$453,327		$291,951
Ratio of expenses to average net assets:
After waivers (a)(f)	1.16	%(j)	1.15	%(j)	1.16	%(j)	1.13	%(j)	1.17	%(m)	1.22	%(n)
Before waivers (a)(f)	1.20%		1.21%		1.20%		1.20%		1.20%		1.23%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	(0.21)%		(0.01)%		1.05%		1.00%		0.52%		0.34%
Before waivers (a)(f)	(0.24)%		(0.07)%		1.01%		0.93%		0.49%		0.32%
Portfolio turnover rate^	125	%(z)	97%		193%		183%		219%		54%

Class K	January 1, 2016 to February 21, 2016‡
Net asset value, beginning of period	$9.70

Income (loss) from investment operations:
Net investment income (loss) (e)	— #
Net realized and unrealized gain (loss)	(0.26)

Total from investment operations	(0.26)

Net asset value, end of period	$9.44

Total return (b)	(2.68)%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$—
Ratio of expenses to average net assets:
After waivers (a)(f)	0.97%
Before waivers (a)(f)	1.03%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	(0.06)%
Before waivers (a)(f)	(0.12)%
Portfolio turnover rate^	54%
‡	After the close of business on February 21, 2016, operations for Class K ceased and shares of seed capital were fully redeemed. The shares are no longer operational, but are still registered.
#	Per share amount is less than $0.005.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized. Certain non-recurring expenses incurred by the Portfolio are not annualized for periods less than one year
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.20% for Class IB
(m)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.23% for Class IB
(n)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.25% for Class IB.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

EQ/INTERMEDIATE GOVERNMENT BOND PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2021	% of Net Assets
U.S. Government Agency Securities	46.9%
U.S. Treasury Obligations	39.8
Exchange Traded Funds	10.6
U.S. Government Agency Security	1.6
Repurchase Agreements	0.6
Financials	0.2
Investment Companies	0.0 #
Cash and Other	0.3

100.0%

#	Less than 0.05%.

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IA and Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2021 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/21	Ending Account Value 6/30/21	Expenses Paid During Period* 1/1/21 - 6/30/21
Class IA
Actual	$1,000.00	$988.70	$3.21
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.57	3.26
Class IB
Actual	1,000.00	987.70	3.20
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.57	3.26
Class K
Actual	1,000.00	989.70	1.97
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.81	2.01

* Expenses are equal to the Portfolio’s Class IA, Class IB and Class K shares annualized expense ratio of 0.65%, 0.65% and 0.40%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

EQ/INTERMEDIATE GOVERNMENT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2021 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Corporate Bond (0.2%)
Financials (0.2%)
Diversified Financial Services (0.2%)
Private Export Funding Corp. Series II 2.050%, 11/15/22	$10,325,000	$10,565,992
Series KK 3.550%, 1/15/24	5,979,000	6,435,991
Series NN 3.250%, 6/15/25	2,500,000	2,735,416

		19,737,399

Total Financials		19,737,399

Total Corporate Bond		19,737,399

U.S. Government Agency Securities (48.5%)
FFCB
1.600%, 12/28/21	28,230,000	28,442,366
2.600%, 1/18/22	15,000,000	15,206,472
1.550%, 1/28/22	30,000,000	30,252,375
0.200%, 7/13/22	15,000,000	15,011,860
0.220%, 7/21/22	10,000,000	9,999,122
1.850%, 8/5/22	15,000,000	15,278,433
1.625%, 8/22/22	20,000,000	20,336,042
1.375%, 10/11/22	15,000,000	15,228,651
0.125%, 11/23/22	10,000,000	9,997,001
0.125%, 4/13/23	35,000,000	34,903,512
0.125%, 5/10/23	29,850,000	29,776,088
0.125%, 6/14/23	30,000,000	29,912,880
2.875%, 7/17/23	20,000,000	21,051,876
1.600%, 8/14/23	20,000,000	20,548,902
0.300%, 9/1/23	10,000,000	9,995,050
0.290%, 11/2/23	10,000,000	9,973,007
0.310%, 11/30/23	10,000,000	9,996,341
0.250%, 2/26/24	35,370,000	35,220,134
0.350%, 5/16/24	10,000,000	9,968,165
0.390%, 6/17/24	10,000,000	9,970,403
0.470%, 8/19/24	10,000,000	9,977,157
0.440%, 11/4/24	10,000,000	9,953,953
0.300%, 11/12/24	5,000,000	4,955,054
0.680%, 8/4/25	30,000,000	29,853,849
0.570%, 8/12/25	10,000,000	9,916,662
0.600%, 11/24/25	15,000,000	14,846,914
0.680%, 1/13/27	5,000,000	4,881,179
0.700%, 1/27/27	15,000,000	14,697,669
1.040%, 1/25/29	15,000,000	14,646,500
1.850%, 3/11/30	10,000,000	10,003,092
1.230%, 7/29/30	5,000,000	4,895,273
1.240%, 9/3/30	10,000,000	9,752,836
1.380%, 1/14/31	30,000,000	29,213,589
1.990%, 3/17/31	10,000,000	10,034,621
FHLB
3.000%, 10/12/21	50,000,000	50,411,985
2.625%, 12/10/21	9,825,000	9,935,420
1.625%, 12/20/21	14,035,000	14,137,519
0.125%, 10/21/22	6,670,000	6,666,684
1.875%, 12/9/22	22,250,000	22,791,681
2.500%, 12/9/22	20,000,000	20,660,984
1.375%, 2/17/23	20,000,000	20,378,258
2.125%, 3/10/23	36,150,000	37,273,864
0.125%, 3/17/23	12,080,000	12,058,502
0.125%, 6/2/23	45,500,000	45,372,568
2.125%, 6/9/23	25,000,000	25,843,610
3.250%, 6/9/23	10,000,000	10,580,129
3.375%, 9/8/23	50,000,000	53,334,415
0.250%, 12/8/23	10,000,000	9,973,323
2.500%, 2/13/24 (x)	51,865,000	54,756,614
0.375%, 3/15/24	50,000,000	49,934,140
0.500%, 4/30/24	30,000,000	30,004,854
2.875%, 6/14/24	13,085,000	14,014,237
1.500%, 8/15/24	47,875,000	49,388,343
2.875%, 9/13/24	46,180,000	49,621,241
2.750%, 12/13/24	40,000,000	42,946,920
2.375%, 3/14/25	10,000,000	10,641,070
0.500%, 4/14/25	41,290,000	41,007,890
0.500%, 6/13/25	20,000,000	19,838,280
3.125%, 6/13/25	10,000,000	10,942,825
0.375%, 9/4/25	56,620,000	55,759,733
0.550%, 1/20/26	5,000,000	4,928,511
0.625%, 1/22/26	25,000,000	24,716,915
0.650%, 1/28/26	15,000,000	14,841,742
0.700%, 1/28/26	20,000,000	19,825,680
0.600%, 2/12/26	10,000,000	9,870,323
0.680%, 2/24/26	5,000,000	4,949,086
0.750%, 2/24/26	25,000,000	24,862,955
0.650%, 2/26/26	10,000,000	9,885,781
0.830%, 2/10/27	10,000,000	9,854,292
0.900%, 2/26/27	10,000,000	9,881,930
1.100%, 2/25/28	15,000,000	14,852,750
3.250%, 6/9/28	25,000,000	28,161,248
1.000%, 8/16/28	5,000,000	4,882,886
3.250%, 11/16/28	66,335,000	75,309,562
FHLMC
2.375%, 1/13/22	100,000,000	101,230,770
0.125%, 7/25/22	12,130,000	12,129,203
0.350%, 1/27/23	10,000,000	10,002,498
0.375%, 4/20/23	25,000,000	25,051,210
0.375%, 5/5/23	25,000,000	25,061,842
2.750%, 6/19/23	100,000,000	104,911,130
0.250%, 6/26/23	8,960,000	8,960,836
0.250%, 8/24/23	25,710,000	25,694,422
0.250%, 9/8/23	11,315,000	11,302,806
0.125%, 10/16/23	3,785,000	3,769,858
0.320%, 11/2/23	20,000,000	19,983,992
0.250%, 11/6/23	100,000,000	99,835,510
0.300%, 11/16/23	10,000,000	9,981,230
0.250%, 12/4/23	42,055,000	41,977,766
0.360%, 5/15/24	10,000,000	9,972,250
0.450%, 11/25/24	10,000,000	9,953,110
1.500%, 2/12/25	60,000,000	61,901,178
0.375%, 7/21/25	7,225,000	7,122,754
0.600%, 8/12/25	10,000,000	9,924,273
0.375%, 9/23/25	43,490,000	42,774,950
0.600%, 9/30/25	20,000,000	19,823,006
0.600%, 10/15/25	10,905,000	10,803,249
0.600%, 11/12/25	5,000,000	4,949,497
0.640%, 11/24/25	15,000,000	14,885,130
0.625%, 11/25/25	10,000,000	9,922,570
0.620%, 12/1/25	15,000,000	14,851,940
0.750%, 6/23/26	15,000,000	14,885,090
6.750%, 9/15/29 (x)	20,000,000	28,689,980
FNMA
1.375%, 9/6/22	50,000,000	50,718,980
2.000%, 10/5/22	25,000,000	25,581,705
2.375%, 1/19/23	50,000,000	51,671,925
0.250%, 5/22/23	50,000,000	49,997,410
0.250%, 7/10/23	9,090,000	9,088,387
2.875%, 9/12/23	20,000,000	21,129,942
0.310%, 11/16/23	10,000,000	9,993,905
0.250%, 11/27/23	25,430,000	25,392,387
2.500%, 2/5/24	61,045,000	64,341,680
1.750%, 7/2/24 (x)	50,000,000	51,904,380
2.625%, 9/6/24 (x)	85,000,000	90,674,226
1.625%, 10/15/24	115,050,000	119,111,426
1.625%, 1/7/25	83,600,000	86,564,774
0.625%, 4/22/25	21,380,000	21,346,692
0.500%, 6/17/25	20,000,000	19,850,852

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERMEDIATE GOVERNMENT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Principal Amount	Value (Note 1)
0.375%, 8/25/25	$47,500,000	$46,776,266
0.580%, 10/20/25	20,000,000	19,796,422
0.560%, 10/22/25	10,000,000	9,890,017
0.540%, 10/27/25	10,000,000	9,871,460
0.600%, 10/29/25	10,000,000	9,903,107
0.500%, 11/7/25	23,385,000	23,114,552
0.560%, 11/17/25	10,000,000	9,872,766
0.650%, 12/10/25	10,000,000	9,892,618
0.650%, 12/17/25	10,000,000	9,907,992
2.125%, 4/24/26	119,485,000	126,542,393
1.875%, 9/24/26	120,000,000	125,797,908
0.875%, 12/18/26	10,000,000	9,891,020
0.750%, 10/8/27	80,000,000	78,021,104
0.875%, 8/5/30	80,000,000	75,807,472
6.625%, 11/15/30	20,000,000	28,926,394
Hashemite Kingdom of Jordan AID Bonds 2.578%, 6/30/22	20,000,000	20,452,336
3.000%, 6/30/25	6,301,000	6,775,233
Iraq Government AID Bonds
2.149%, 1/18/22	19,135,000	19,348,606
State of Israel AID Bonds 5.500%, 9/18/23	20,000,000	22,229,002
5.500%, 4/26/24	27,579,000	31,390,492
Tennessee Valley Authority
1.875%, 8/15/22	12,000,000	12,227,241
2.875%, 9/15/24	20,000,000	21,473,414
0.750%, 5/15/25	8,330,000	8,332,380
6.750%, 11/1/25	15,779,000	19,759,963
2.875%, 2/1/27	48,000,000	52,605,254
Ukraine Government AID Bonds
1.471%, 9/29/21	25,000,000	25,078,625

Total U.S. Government Agency Securities		3,875,200,536

U.S. Treasury Obligations (39.8%)
U.S. Treasury Bonds
7.125%, 2/15/23	2,000,000	2,224,400
6.250%, 8/15/23	1,000,000	1,126,610
U.S. Treasury Notes
1.500%, 8/15/22	35,000,000	35,545,216
0.125%, 9/30/22	50,000,000	49,991,640
1.750%, 9/30/22	25,000,000	25,503,177
0.125%, 10/31/22	30,000,000	29,989,302
1.875%, 10/31/22	13,000,000	13,297,921
2.000%, 10/31/22	15,000,000	15,368,271
1.625%, 11/15/22	19,500,000	19,893,385
0.125%, 11/30/22	10,000,000	9,994,911
2.000%, 11/30/22	40,000,000	41,039,040
2.125%, 12/31/22	74,000,000	76,155,790
0.125%, 1/31/23	5,000,000	4,995,325
1.750%, 1/31/23	35,000,000	35,862,656
2.375%, 1/31/23	35,000,000	36,208,312
2.000%, 2/15/23	102,000,000	104,975,666
1.500%, 2/28/23	18,000,000	18,388,807
2.500%, 3/31/23	9,000,000	9,358,846
0.125%, 4/30/23	50,000,000	49,910,320
1.625%, 4/30/23	26,000,000	26,661,913
1.750%, 5/15/23	12,500,000	12,852,961
1.625%, 5/31/23	7,500,000	7,697,982
2.750%, 5/31/23	20,000,000	20,959,756
1.375%, 6/30/23	60,000,000	61,347,036
1.250%, 7/31/23	41,000,000	41,838,405
0.125%, 8/15/23	30,000,000	29,908,152
2.500%, 8/15/23	23,000,000	24,083,109
1.375%, 8/31/23	3,125,000	3,198,916
0.125%, 10/15/23	25,000,000	24,892,650
0.250%, 11/15/23	30,000,000	29,950,881
2.750%, 11/15/23	11,500,000	12,158,545
2.125%, 11/30/23	18,000,000	18,776,180
2.250%, 12/31/23	31,000,000	32,465,119
2.250%, 1/31/24	33,000,000	34,597,715
2.500%, 1/31/24	9,000,000	9,494,971
2.125%, 2/29/24	33,000,000	34,525,570
2.375%, 2/29/24	5,000,000	5,263,634
2.125%, 3/31/24	40,000,000	41,878,220
2.000%, 4/30/24	35,000,000	36,555,764
2.500%, 5/15/24	28,000,000	29,660,403
2.000%, 5/31/24	38,000,000	39,710,000
2.000%, 6/30/24	19,000,000	19,872,740
1.750%, 7/31/24	55,000,000	57,161,352
2.375%, 8/15/24	93,000,000	98,465,545
1.250%, 8/31/24	22,000,000	22,519,002
1.875%, 8/31/24	25,000,000	26,080,150
1.500%, 9/30/24	18,000,000	18,573,903
2.125%, 9/30/24	7,000,000	7,362,716
2.250%, 10/31/24	4,000,000	4,226,685
2.250%, 11/15/24	25,000,000	26,431,685
1.500%, 11/30/24	7,000,000	7,223,135
1.750%, 12/31/24	40,000,000	41,631,136
2.250%, 12/31/24	22,000,000	23,285,326
1.375%, 1/31/25	50,000,000	51,378,625
2.000%, 2/15/25	13,000,000	13,649,899
2.125%, 5/15/25	57,000,000	60,202,830
0.250%, 6/30/25	50,000,000	49,125,010
2.875%, 7/31/25	13,000,000	14,137,612
2.000%, 8/15/25	30,000,000	31,577,466
0.250%, 10/31/25	10,000,000	9,781,258
2.250%, 11/15/25	23,000,000	24,479,875
0.375%, 12/31/25	80,000,000	78,507,424
0.375%, 1/31/26	55,000,000	53,920,630
1.625%, 2/15/26	20,000,000	20,740,500
0.750%, 3/31/26	65,000,000	64,739,337
1.625%, 5/15/26	97,000,000	100,593,035
0.750%, 5/31/26	15,000,000	14,921,583
2.125%, 5/31/26	9,000,000	9,550,612
1.500%, 8/15/26	85,000,000	87,568,156
1.375%, 8/31/26	16,615,000	17,015,525
1.625%, 9/30/26	25,000,000	25,912,408
2.000%, 11/15/26	91,000,000	96,089,785
2.250%, 2/15/27	5,000,000	5,347,250
0.625%, 3/31/27	20,000,000	19,579,520
0.500%, 5/31/27	25,000,000	24,219,137
2.250%, 8/15/27	20,000,000	21,401,960
0.500%, 8/31/27	50,000,000	48,250,490
0.500%, 10/31/27	15,000,000	14,432,694
2.250%, 11/15/27	63,500,000	67,971,124
0.625%, 11/30/27	20,000,000	19,374,012
2.750%, 2/15/28	26,600,000	29,333,004
2.875%, 5/15/28	16,000,000	17,787,762
2.875%, 8/15/28	33,000,000	36,728,337
3.125%, 11/15/28	47,500,000	53,775,548
2.625%, 2/15/29	52,000,000	57,068,185
2.375%, 5/15/29	67,000,000	72,357,434
1.625%, 8/15/29	17,500,000	17,915,975
1.500%, 2/15/30	67,400,000	68,136,857
0.625%, 5/15/30	65,000,000	60,820,552
0.625%, 8/15/30	101,500,000	94,671,983
0.875%, 11/15/30	6,000,000	5,712,255
1.125%, 2/15/31 (x)	115,000,000	111,772,939

Total U.S. Treasury Obligations		3,181,689,440

Total Long-Term Debt Securities (88.5%) (Cost $6,946,884,721)		7,076,627,375

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERMEDIATE GOVERNMENT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
EXCHANGE TRADED FUNDS (ETF):
Fixed Income (10.6%)
iShares 1-3 Year Treasury Bond ETF	$1,388,450	$119,628,852
iShares 3-7 Year Treasury Bond ETF	6,067	791,926
iShares 7-10 Year Treasury Bond ETF (x)	1,083,450	125,127,640
Schwab Intermediate-Term U.S. Treasury ETF (x)	950,000	54,026,500
Schwab Short-Term U.S. Treasury ETF (x)	950,000	48,659,000
Vanguard Intermediate-Term Treasury ETF (x)	3,900,000	264,459,000
Vanguard Short-Term Treasury ETF (x)	3,900,000	239,577,000

Total Exchange Traded Funds (10.6%) (Cost $796,745,421)		852,269,918

SHORT-TERM INVESTMENTS:
Investment Company (0.0%)
BlackRock Liquidity FedFund, Institutional Shares (xx)	2,000,000	2,000,000

	Principal Amount	Value (Note 1)
Repurchase Agreements (0.6%)
Citigroup Global Markets, Inc., 0.07%, dated 6/30/21, due 7/1/21, repurchase price $7,507,896, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-5.000%, maturing 4/30/22-2/15/42; total market value $7,658,039. (xx)	$7,507,882	7,507,882
Deutsche Bank AG, 0.17%, dated 6/30/21, due 7/1/21, repurchase price $200,001, collateralized by various Foreign Government Agency Securities, ranging from 0.125%-1.875%, maturing 2/12/22-2/15/23; total market value $204,007. (xx)	200,000	200,000
Deutsche Bank AG, 0.23%, dated 6/30/21, due 7/1/21, repurchase price $5,000,032, collateralized by various Common Stocks; total market value $5,556,139. (xx)	5,000,000	5,000,000
Deutsche Bank AG, 0.23%, dated 6/30/21, due 7/1/21, repurchase price $5,000,032, collateralized by various Common Stocks; total market value $5,556,139. (xx)	5,000,000	5,000,000
HSBC Bank plc, 0.10%, dated 6/30/21, due 7/1/21, repurchase price $10,000,028, collateralized by various U.S. Government Treasury Securities, ranging from 0.099%-6.125%, maturing 8/31/21-2/15/50; total market value $10,204,110. (xx)	10,000,000	10,000,000
HSBC Bank plc, 0.10%, dated 6/30/21, due 7/1/21, repurchase price $800,002, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-6.125%, maturing 7/15/21-2/15/50; total market value $816,329. (xx)	800,000	800,000
HSBC Bank plc, 0.10%, dated 6/30/21, due 7/1/21, repurchase price $900,003, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-6.125%, maturing 7/15/21-2/15/50; total market value $918,370. (xx)	900,000	900,000
NBC Global Finance Ltd., 0.28%, dated 6/30/21, due 7/7/21, repurchase price $3,000,163, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 2.125%-3.875%, maturing 12/31/23-4/15/29; total market value $3,333,922. (xx)	3,000,000	3,000,000
Societe Generale SA, 0.20%, dated 6/30/21, due 7/1/21, repurchase price $10,000,056, collateralized by various Common Stocks; total market value $11,111,465. (xx)	10,000,000	10,000,000

Total Repurchase Agreements		42,407,882

Total Short-Term Investments (0.6%) (Cost $44,407,882)		44,407,882

Total Investments in Securities (99.7%) (Cost $7,788,038,024)		7,973,305,175
Other Assets Less Liabilities (0.3%)		25,125,618

Net Assets (100%)		$7,998,430,793

(x)	All or a portion of security is on loan at June 30, 2021.
(xx)

At June 30, 2021, the Portfolio had loaned securities with a total value of $71,130,469. This was collateralized by $28,240,945 of various U.S. Government Treasury Securities, ranging from 0.000% - 8.000%, maturing 7/6/21 - 2/15/51 and by cash of $44,407,882 which was subsequently invested in an investment company and joint repurchase agreements as detailed in the Notes to the Financial Statements.

Glossary:

FFCB	— Federal Farm Credit Bank
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERMEDIATE GOVERNMENT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2021:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Corporate Bonds
Financials	$—	$19,737,399	$—	$19,737,399
Exchange Traded Funds	852,269,918	—	—	852,269,918
Short-Term Investments
Investment Company	2,000,000	—	—	2,000,000
Repurchase Agreements	—	42,407,882	—	42,407,882
U.S. Government Agency Securities	—	3,875,200,536	—	3,875,200,536
U.S. Treasury Obligations	—	3,181,689,440	—	3,181,689,440

Total Assets	$854,269,918	$7,119,035,257	$—	$7,973,305,175

Total Liabilities	$—	$—	$—	$—

Total	$854,269,918	$7,119,035,257	$—	$7,973,305,175

The Portfolio held no derivatives contracts during the six months ended June 30, 2021.

Investment security transactions for the six months ended June 30, 2021 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$744,317,964
Long-term U.S. government debt securities	849,135,391

$1,593,453,355

Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$835,670,785
Long-term U.S. government debt securities	710,718,828

$1,546,389,613

As of June 30, 2021, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$213,890,905
Aggregate gross unrealized depreciation	(29,425,385)

Net unrealized appreciation	$184,465,520

Federal income tax cost of investments in securities and derivative instruments, if applicable	$7,788,839,655

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERMEDIATE GOVERNMENT BOND PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2021 (Unaudited)

ASSETS
Investments in Securities, at value (x)
Unaffiliated Issuers (Cost $7,745,630,142)	$7,930,897,293
Repurchase Agreements (Cost $42,407,882)	42,407,882
Cash	48,147,166
Dividends, interest and other receivables	26,950,198
Receivable for Portfolio shares sold	119,885
Securities lending income receivable	23,525
Other assets	76,746

Total assets	8,048,622,695

LIABILITIES
Payable for return of collateral on securities loaned	44,407,882
Payable for Portfolio shares redeemed	2,911,159
Investment management fees payable	1,907,196
Administrative fees payable	599,428
Distribution fees payable – Class IB	67,336
Distribution fees payable – Class IA	18,324
Accrued expenses	280,577

Total liabilities	50,191,902

NET ASSETS	$7,998,430,793

Net assets were comprised of:
Paid in capital	$7,780,391,663
Total distributable earnings (loss)	218,039,130

Net assets	$7,998,430,793

Class IA
Net asset value, offering and redemption price per share, $88,925,869 / 8,439,951 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.54

Class IB
Net asset value, offering and redemption price per share, $323,903,425 / 30,932,887 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.47

Class K
Net asset value, offering and redemption price per share, $7,585,601,499 / 719,068,160 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.55

(x)	Includes value of securities on loan of $71,130,469

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2021 (Unaudited)

INVESTMENT INCOME
Interest	$46,584,879
Dividends	2,530,331
Securities lending (net)	139,718

Total income	49,254,928

EXPENSES
Investment management fees	12,188,207
Administrative fees	3,682,577
Distribution fees – Class IB	426,297
Printing and mailing expenses	232,459
Professional fees	147,021
Distribution fees – Class IA	112,826
Trustees’ fees	104,309
Custodian fees	75,920
Miscellaneous	93,568

Gross expenses	17,063,184
Less: Waiver from investment manager	(600,036)

Net expenses	16,463,148

NET INVESTMENT INCOME (LOSS)	32,791,780

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities	11,117,322
Net distributions of realized gain received from underlying funds	1,966,770

Net realized gain (loss)	13,084,092

Net change in unrealized appreciation (depreciation) on investments in securities	(135,023,524)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(121,939,432)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(89,147,652)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERMEDIATE GOVERNMENT BOND PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31, 2020
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$32,791,780	$96,135,498
Net realized gain (loss)	13,084,092	71,533,696
Net change in unrealized appreciation (depreciation)	(135,023,524)	179,083,067

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(89,147,652)	346,752,261

Distributions to shareholders:
Class IA	—	(1,461,022)
Class IB	—	(5,575,979)
Class K	—	(137,961,471)

Total distributions to shareholders	—	(144,998,472)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 326,058 and 1,746,312 shares, respectively ]	3,446,401	18,777,748
Capital shares issued in reinvestment of dividends and distributions [ 0 and 136,973 shares, respectively ]	—	1,461,022
Capital shares repurchased [ (677,690) and (1,641,913) shares, respectively ]	(7,160,061)	(17,663,253)

Total Class IA transactions	(3,713,660)	2,575,517

Class IB
Capital shares sold [ 2,443,000 and 13,795,556 shares, respectively ]	25,664,991	147,578,734
Capital shares issued in reinvestment of dividends and distributions [ 0 and 526,008 shares, respectively ]	—	5,575,979
Capital shares repurchased [ (5,149,558) and (12,247,179) shares, respectively ]	(54,051,793)	(131,049,403)

Total Class IB transactions	(28,386,802)	22,105,310

Class K
Capital shares sold [ 76,078,732 and 370,810,601 shares, respectively ]	805,237,645	3,995,554,011
Capital shares issued in reinvestment of dividends and distributions [ 0 and 12,935,990 shares, respectively ]	—	137,961,471
Capital shares repurchased [ (70,081,538) and (349,749,080) shares, respectively ]	(740,206,809)	(3,772,491,651)

Total Class K transactions	65,030,836	361,023,831

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	32,930,374	385,704,658

TOTAL INCREASE (DECREASE) IN NET ASSETS	(56,217,278)	587,458,447
NET ASSETS:
Beginning of period	8,054,648,071	7,467,189,624

End of period	$7,998,430,793	$8,054,648,071

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERMEDIATE GOVERNMENT BOND PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31,
Class IA			2020	2019	2018	2017	2016
Net asset value, beginning of period	$10.66		$10.39	$10.13	$10.18	$10.23	$10.28

Income (loss) from investment operations:
Net investment income (loss) (e)	0.03		0.10	0.16	0.13	0.09	0.07
Net realized and unrealized gain (loss)	(0.15)		0.33	0.26	(0.05)	(0.04)	(0.03)

Total from investment operations	(0.12)		0.43	0.42	0.08	0.05	0.04

Less distributions:
Dividends from net investment income	—		(0.10)	(0.16)	(0.13)	(0.09)	(0.07)
Distributions from net realized gains	—		(0.06)	—	—	(0.01)	(0.02)

Total dividends and distributions	—		(0.16)	(0.16)	(0.13)	(0.10)	(0.09)

Net asset value, end of period	$10.54		$10.66	$10.39	$10.13	$10.18	$10.23

Total return (b)	(1.13)%		4.22%	4.18%	0.81%	0.42%	0.39%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$88,926		$93,757	$88,801	$92,532	$136,657	$147,299
Ratio of expenses to average net assets:
After waivers (a)(f)	0.65%		0.67%	0.67%	0.67%	0.69%	0.70%
Before waivers (a)(f)	0.67%		0.67%	0.67%	0.67%	0.69%	0.70%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	0.59%		0.97%	1.50%	1.27%	0.85%	0.68%
Before waivers (a)(f)	0.57%		0.97%	1.50%	1.27%	0.85%	0.68%
Portfolio turnover rate^	19	%(z)	60%	59%	70%	44%	54%

	Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31,
Class IB			2020	2019	2018	2017	2016
Net asset value, beginning of period	$10.60		$10.32	$10.07	$10.12	$10.17	$10.22

Income (loss) from investment operations:
Net investment income (loss) (e)	0.03		0.10	0.15	0.13	0.09	0.07
Net realized and unrealized gain (loss)	(0.16)		0.34	0.26	(0.05)	(0.04)	(0.03)

Total from investment operations	(0.13)		0.44	0.41	0.08	0.05	0.04

Less distributions:
Dividends from net investment income	—		(0.10)	(0.16)	(0.13)	(0.09)	(0.07)
Distributions from net realized gains	—		(0.06)	—	—	(0.01)	(0.02)

Total dividends and distributions	—		(0.16)	(0.16)	(0.13)	(0.10)	(0.09)

Net asset value, end of period	$10.47		$10.60	$10.32	$10.07	$10.12	$10.17

Total return (b)	(1.23)%		4.34%	4.11%	0.82%	0.42%	0.39%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$323,903		$356,527	$325,835	$330,469	$360,908	$387,701
Ratio of expenses to average net assets:
After waivers (a)(f)	0.65%		0.66%	0.67%	0.67%	0.69%	0.70%
Before waivers (a)(f)	0.67%		0.67%	0.67%	0.67%	0.69%	0.70%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	0.59%		0.97%	1.50%	1.27%	0.85%	0.68%
Before waivers (a)(f)	0.57%		0.97%	1.50%	1.27%	0.85%	0.68%
Portfolio turnover rate^	19	%(z)	60%	59%	70%	44%	54%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERMEDIATE GOVERNMENT BOND PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31,
Class K			2020	2019	2018	2017	2016
Net asset value, beginning of period	$10.66		$10.39	$10.13	$10.17	$10.23	$10.28

Income (loss) from investment operations:
Net investment income (loss) (e)	0.04		0.13	0.18	0.15	0.11	0.10
Net realized and unrealized gain (loss)	(0.15)		0.33	0.27	(0.03)	(0.05)	(0.03)

Total from investment operations	(0.11)		0.46	0.45	0.12	0.06	0.07

Less distributions:
Dividends from net investment income	—		(0.13)	(0.19)	(0.16)	(0.11)	(0.10)
Distributions from net realized gains	—		(0.06)	—	—	(0.01)	(0.02)

Total dividends and distributions	—		(0.19)	(0.19)	(0.16)	(0.12)	(0.12)

Net asset value, end of period	$10.55		$10.66	$10.39	$10.13	$10.17	$10.23

Total return (b)	(1.03)%		4.48%	4.44%	1.16%	0.57%	0.65%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$7,585,601		$7,604,364	$7,052,553	$7,705,387	$7,583,418	$7,589,592
Ratio of expenses to average net assets:
After waivers (a)(f)	0.40%		0.41%	0.42%	0.42%	0.44%	0.45%
Before waivers (a)(f)	0.42%		0.42%	0.42%	0.42%	0.44%	0.45%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	0.84%		1.22%	1.75%	1.53%	1.10%	0.93%
Before waivers (a)(f)	0.82%		1.22%	1.75%	1.53%	1.10%	0.93%
Portfolio turnover rate^	19	%(z)	60%	59%	70%	44%	54%
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2021	Market Value	% of Net Assets
Financials	$204,570,025	13.1%
Industrials	186,506,391	11.9
Consumer Discretionary	173,471,629	11.1
Health Care	155,955,913	10.0
Exchange Traded Funds	152,911,084	9.8
Information Technology	142,917,425	9.1
Consumer Staples	125,311,930	8.0
Materials	107,335,081	6.9
Communication Services	54,227,315	3.5
Repurchase Agreements	49,736,916	3.2
Energy	47,326,265	3.0
Utilities	30,867,333	2.0
Investment Company	30,000,000	1.9
Real Estate	24,964,393	1.6
Cash and Other	76,237,523	4.9

		100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IA and Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2021 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/21	Ending Account Value 6/30/21	Expenses Paid During Period* 1/1/21 - 6/30/21
Class IA
Actual	$1,000.00	$1,088.00	$5.47
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.55	5.30
Class IB
Actual	1,000.00	1,088.00	5.48
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.55	5.30
Class K
Actual	1,000.00	1,089.40	4.18
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.79	4.05

* Expenses are equal to the Portfolio’s Class IA, Class IB and Class K shares annualized expense ratio of 1.06%, 1.06% and 0.81%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Australia (4.4%)
Afterpay Ltd.*	9,833	$871,416
AGL Energy Ltd.	26,103	160,523
Ampol Ltd.	10,711	226,603
APA Group	51,345	342,705
Aristocrat Leisure Ltd.	26,065	842,300
ASX Ltd.	8,803	513,027
Aurizon Holdings Ltd.	90,593	252,738
AusNet Services Ltd.	92,380	121,241
Australia & New Zealand Banking Group Ltd.	129,315	2,729,981
BHP Group Ltd.	133,873	4,876,334
BHP Group plc	96,895	2,854,942
BlueScope Steel Ltd.	23,636	389,259
Brambles Ltd.	68,967	591,697
Cochlear Ltd.	3,004	566,975
Coles Group Ltd.	62,243	797,746
Commonwealth Bank of Australia	80,623	6,038,462
Computershare Ltd.	23,942	303,445
Crown Resorts Ltd.*	17,708	158,166
CSL Ltd.	20,678	4,422,574
Dexus (REIT)	49,883	399,162
Domino’s Pizza Enterprises Ltd.	2,752	248,716
Endeavour Group Ltd.*	58,253	274,790
Evolution Mining Ltd.	69,738	235,350
Fortescue Metals Group Ltd.	77,094	1,349,441
Glencore plc*	454,140	1,944,002
Goodman Group (REIT)	77,065	1,223,518
GPT Group (The) (REIT)	90,839	333,811
Insurance Australia Group Ltd.	112,468	435,222
Lendlease Corp. Ltd.	30,816	264,846
Macquarie Group Ltd.	15,843	1,858,616
Magellan Financial Group Ltd.	5,973	241,263
Medibank Pvt Ltd.	133,191	315,642
Mirvac Group (REIT)	177,742	389,229
National Australia Bank Ltd.	149,727	2,944,185
Newcrest Mining Ltd.	37,648	713,759
Northern Star Resources Ltd.	51,059	374,493
Oil Search Ltd.	308,406	881,211
Orica Ltd.	218,264	2,173,765
Origin Energy Ltd.	78,131	264,260
Qantas Airways Ltd.*	38,454	134,388
QBE Insurance Group Ltd.	68,227	552,090
Ramsay Health Care Ltd.	8,245	389,241
REA Group Ltd.	2,335	295,994
Reece Ltd.	13,210	233,900
Rio Tinto Ltd.	16,785	1,594,133
Rio Tinto plc	51,002	4,197,083
Rio Tinto plc (ADR) (x)	40,049	3,359,711
Santos Ltd.	81,328	432,433
Scentre Group (REIT)	231,109	474,897
SEEK Ltd.	15,329	380,977
Sonic Healthcare Ltd.	21,309	613,658
South32 Ltd.	213,791	469,774
Stockland (REIT)	108,686	379,832
Suncorp Group Ltd.	59,295	494,043
Sydney Airport*	57,176	248,270
Tabcorp Holdings Ltd.	105,916	411,456
Telstra Corp. Ltd.	184,606	520,554
Transurban Group	123,460	1,317,539
Treasury Wine Estates Ltd.	31,455	275,527
Vicinity Centres (REIT)	159,395	184,687
Washington H Soul Pattinson & Co. Ltd. (x)	4,304	108,873
Wesfarmers Ltd.	51,527	2,283,782
Westpac Banking Corp.	165,722	3,207,750
WiseTech Global Ltd.	14,737	352,891
Woodside Petroleum Ltd.	43,827	730,000
Woolworths Group Ltd.	58,253	1,665,779

		69,234,677

Austria (0.4%)
Erste Group Bank AG	81,041	2,973,160
Mondi plc	21,579	567,453
OMV AG	6,591	374,899
Raiffeisen Bank International AG	6,997	158,467
Verbund AG	3,108	286,164
voestalpine AG	53,251	2,168,309

		6,528,452

Belgium (0.4%)
Ageas SA/NV	7,730	428,962
Anheuser-Busch InBev SA/NV	34,627	2,496,796
Elia Group SA/NV	1,213	128,010
Etablissements Franz Colruyt NV	2,495	139,520
Groupe Bruxelles Lambert SA (Swiss Stock exchange)	1,483	165,636
Groupe Bruxelles Lambert SA (Turquoise Stock Exchange)	3,813	426,536
KBC Group NV	11,351	865,443
Proximus SADP	7,212	139,306
Sofina SA	665	286,865
Solvay SA	3,355	426,462
UCB SA	5,617	587,177
Umicore SA	9,346	570,724

		6,661,437

Brazil (0.6%)
Ambev SA	820,100	2,812,921
Banco Bradesco SA (ADR)*	564,660	2,896,706
Hypera SA*	60,499	417,818
Petroleo Brasileiro SA (ADR)	259,379	3,172,205
Yara International ASA	8,206	431,927

		9,731,577

Canada (1.1%)
Agnico Eagle Mines Ltd.	29,052	1,756,807
Canadian National Railway Co.	32,279	3,406,080
Element Fleet Management Corp.	137,113	1,599,431
Franco-Nevada Corp.	10,758	1,561,194
Magna International, Inc.	38,892	3,600,867
Restaurant Brands International, Inc.	40,685	2,621,741
Ritchie Bros Auctioneers, Inc.	42,456	2,517,015

		17,063,135

Chile (0.2%)
Antofagasta plc	17,978	356,994
Sociedad Quimica y Minera de Chile SA (ADR)	40,049	1,895,519

		2,252,513

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
China (2.2%)
Alibaba Group Holding Ltd.*	219,700	$6,225,159
Anhui Conch Cement Co. Ltd., Class H	241,000	1,278,827
Baidu, Inc. (ADR)*	11,536	2,352,190
BOC Hong Kong Holdings Ltd.	165,043	560,113
Budweiser Brewing Co. APAC Ltd. (m)	76,400	241,078
BYD Co. Ltd., Class H	67,500	2,018,662
China Life Insurance Co. Ltd., Class H	691,000	1,370,555
China Resources Gas Group Ltd.	158,000	948,289
Chow Tai Fook Jewellery Group Ltd.	90,800	207,461
ESR Cayman Ltd. (m)*	79,800	269,278
Futu Holdings Ltd. (ADR)*	2,275	407,430
Kingsoft Corp. Ltd.	125,000	749,424
Prosus NV*	53,151	5,197,573
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H (x)	435,500	3,516,846
Sinopharm Group Co. Ltd., Class H	430,000	1,279,317
Tencent Holdings Ltd.	36,700	2,760,429
TravelSky Technology Ltd., Class H	682,000	1,472,164
Weibo Corp. (ADR) (x)*	35,669	1,876,903
Wilmar International Ltd.	87,155	291,662
Yum China Holdings, Inc. (Hong Kong stock exchange)	6,400	417,500
Yum China Holdings, Inc. (New York stock exchange)	12,336	817,260

		34,258,120

Colombia (0.2%)
Bancolombia SA (ADR)	57,020	1,642,176
Ecopetrol SA (ADR)	142,038	2,076,596

		3,718,772

Denmark (1.5%)
Ambu A/S, Class B	7,503	288,455
AP Moller - Maersk A/S, Class A	136	377,775
AP Moller - Maersk A/S, Class B	291	836,400
Carlsberg A/S, Class B	4,657	868,094
Chr Hansen Holding A/S	5,048	455,598
Coloplast A/S, Class B	5,430	890,966
Danske Bank A/S	30,604	538,513
Demant A/S*	4,810	270,748
DSV Panalpina A/S	9,346	2,179,554
Genmab A/S*	7,259	2,970,156
GN Store Nord A/S	5,997	523,844
Novo Nordisk A/S, Class B	105,367	8,827,558
Novozymes A/S, Class B	9,298	700,843
Orsted A/S (m)	8,529	1,196,814
Pandora A/S	4,664	626,949
ROCKWOOL International A/S, Class B	382	185,967
Tryg A/S	16,363	401,688
Vestas Wind Systems A/S	45,725	1,784,888

		23,924,810

Finland (0.9%)
Elisa OYJ	6,739	402,095
Fortum OYJ	20,021	552,190
Kesko OYJ, Class B	12,963	478,803
Kone OYJ, Class B	15,596	1,272,315
Metso Outotec OYJ	176,000	2,044,347
Neste OYJ	19,443	1,190,536
Nokia OYJ*	245,024	1,311,921
Nordea Bank Abp (Aquis Stock Exchange)	2,447	27,269
Nordea Bank Abp (Turquoise Stock Exchange)	287,885	3,204,441
Orion OYJ, Class B	4,971	213,671
Sampo OYJ, Class A	21,773	1,000,680
Stora Enso OYJ, Class R	25,297	461,487
UPM-Kymmene OYJ	24,626	931,489
Wartsila OYJ Abp	21,524	319,409

		13,410,653

France (9.1%)
Accor SA*	68,121	2,543,588
Adevinta ASA*	11,739	224,959
Aeroports de Paris*	1,430	186,264
Air Liquide SA	36,989	6,476,324
Airbus SE*	42,544	5,470,424
Alstom SA (x)	11,935	602,731
Amundi SA (m)	21,045	1,855,338
Arkema SA	2,790	350,012
Atos SE	4,432	269,594
AXA SA	88,247	2,237,702
BioMerieux	2,012	233,801
BNP Paribas SA	96,153	6,027,890
Bollore SA	39,268	210,460
Bouygues SA	10,404	384,777
Bureau Veritas SA*	13,340	422,022
Capgemini SE (x)	45,313	8,704,242
Carrefour SA	27,492	540,648
Cie de Saint-Gobain	22,997	1,514,503
Cie Generale des Etablissements Michelin SCA	7,793	1,242,854
CNP Assurances	8,004	136,192
Covivio (REIT)	2,419	206,864
Credit Agricole SA	53,199	745,236
Danone SA	28,698	2,020,281
Dassault Aviation SA	131	154,091
Dassault Systemes SE	9,770	2,369,087
Edenred	40,728	2,320,490
Eiffage SA	3,692	375,614
Electricite de France SA (x)	21,131	288,646
Engie SA	205,382	2,813,765
EssilorLuxottica SA (Borsa Italiana Stock Exchange)	4,356	805,450
EssilorLuxottica SA (Turquoise Stock Exchange)	41,534	7,665,105
Eurazeo SE	1,541	134,302
Faurecia SE (Euronext Paris)	4,454	218,466
Faurecia SE (Italian Stock Exchange)	802	39,250
Gecina SA (REIT)	2,053	314,517
Getlink SE	19,340	301,561
Hermes International	1,433	2,087,442

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Iliad SA	759	$111,058
Ipsen SA	1,724	179,320
Kering SA	5,657	4,943,640
Klepierre SA (REIT)	8,749	225,430
La Francaise des Jeux SAEM (m)(x)	4,300	252,795
Legrand SA	12,350	1,307,125
L’Oreal SA	16,662	7,424,668
LVMH Moet Hennessy Louis Vuitton SE	22,139	17,359,997
Natixis SA	40,941	194,183
Orange SA	90,826	1,035,506
Orpea SA	2,339	297,455
Pernod Ricard SA	23,194	5,148,428
Publicis Groupe SA (x)	9,776	625,267
Remy Cointreau SA	1,068	220,477
Renault SA*	8,759	354,006
Safran SA	43,134	5,980,007
Sanofi	84,092	8,810,560
Sartorius Stedim Biotech	1,257	594,556
SCOR SE (x)*	6,985	222,136
SEB SA	1,113	201,128
Societe Generale SA	36,700	1,081,833
Sodexo SA*	31,569	2,945,973
Suez SA (x)	16,030	381,102
Teleperformance	5,962	2,419,870
Thales SA	5,012	511,334
TotalEnergies SE (x)	193,037	8,733,436
Ubisoft Entertainment SA*	4,228	295,988
Unibail-Rodamco-Westfield (REIT)*	5,664	490,207
Valeo SA	10,364	311,775
Veolia Environnement SA	24,968	754,060
Vinci SA	37,474	3,998,687
Vivendi SE (x)	32,338	1,086,308
Wendel SE	1,377	185,157
Worldline SA (m)*	11,129	1,041,709

		142,219,673

Germany (8.0%)
adidas AG	8,630	3,212,146
Allianz SE (Registered)	32,107	8,006,305
Aroundtown SA	43,791	341,668
BASF SE	41,740	3,288,329
Bayer AG (Registered)	72,699	4,414,447
Bayerische Motoren Werke AG	15,004	1,588,914
Bayerische Motoren Werke AG (Preference) (q)	2,622	235,665
Bechtle AG	1,296	240,729
Beiersdorf AG	4,700	567,055
Brenntag SE	7,154	665,226
Carl Zeiss Meditec AG	1,857	358,806
Commerzbank AG*	44,585	316,248
Continental AG	40,953	6,020,471
Covestro AG (m)	43,920	2,836,176
Daimler AG (Registered)	38,860	3,469,692
Deutsche Bank AG (Registered)*	90,362	1,177,114
Deutsche Boerse AG	13,554	2,365,748
Deutsche Lufthansa AG (Registered) (x)*	12,188	137,149
Deutsche Post AG (Registered)	93,572	6,364,264
Deutsche Telekom AG (Registered)	152,675	3,224,584
Deutsche Wohnen SE	15,831	968,240
E.ON SE	103,427	1,196,217
Evonik Industries AG	9,693	325,035
Fresenius Medical Care AG & Co. KGaA	9,317	773,776
Fresenius SE & Co. KGaA	19,416	1,012,876
FUCHS PETROLUB SE (Preference) (q)	2,978	144,848
GEA Group AG	43,724	1,771,050
Hannover Rueck SE	2,896	484,528
HeidelbergCement AG	33,989	2,915,480
HelloFresh SE*	7,014	681,815
Henkel AG & Co. KGaA	4,870	448,398
Henkel AG & Co. KGaA (Preference) (q)	8,274	873,562
Infineon Technologies AG	116,571	4,674,738
Just Eat Takeaway.com NV (m)(x)*	15,980	1,475,503
KION Group AG	3,422	364,700
Knorr-Bremse AG	3,276	376,798
LANXESS AG	3,877	265,807
LEG Immobilien SE	3,210	462,270
Merck KGaA	22,761	4,364,098
MTU Aero Engines AG	10,823	2,680,891
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	6,367	1,743,596
Nemetschek SE	2,890	221,098
Porsche Automobil Holding SE (Preference) (q)	6,831	731,903
Puma SE	4,797	571,933
Rational AG (x)	243	220,137
Rheinmetall AG	30,223	2,985,216
RWE AG	84,861	3,075,067
SAP SE	113,749	16,028,887
Sartorius AG (Preference) (q)	1,191	619,968
Scout24 AG (m)	4,129	348,201
Siemens AG (Registered)	57,330	9,083,360
Siemens Energy AG*	18,598	560,577
Siemens Healthineers AG (m)	12,481	764,830
Symrise AG	26,794	3,733,091
TeamViewer AG (m)*	6,518	245,155
Telefonica Deutschland Holding AG	52,488	138,479
Uniper SE	4,158	153,137
United Internet AG (Registered), Class G	4,348	177,766
Volkswagen AG (x)	1,480	485,759
Volkswagen AG (Preference) (q)	16,335	4,090,781
Vonovia SE	51,526	3,331,006
Zalando SE (m)(x)*	9,140	1,104,909

		125,506,222

Hong Kong (2.0%)
AIA Group Ltd.	1,192,452	14,820,604
Bank of East Asia Ltd. (The)	50,227	93,283
CK Asset Holdings Ltd.	91,205	629,624
CK Infrastructure Holdings Ltd.	30,340	180,923
CLP Holdings Ltd.	74,564	737,544
Hang Lung Properties Ltd.	96,438	234,254
Hang Seng Bank Ltd.	33,974	678,666

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Henderson Land Development Co. Ltd.	63,906	$302,892
HK Electric Investments & HK Electric Investments Ltd. (m)	122,500	124,168
HKT Trust & HKT Ltd.	188,042	256,235
Hong Kong & China Gas Co. Ltd.	519,330	806,656
Hong Kong Exchanges & Clearing Ltd.	54,639	3,256,820
Hongkong Land Holdings Ltd.	52,400	244,708
Jardine Matheson Holdings Ltd.	9,700	621,867
Link REIT (REIT)	97,399	943,971
Melco Resorts & Entertainment Ltd. (ADR)*	127,178	2,107,340
MTR Corp. Ltd. (x)	67,118	373,872
New World Development Co. Ltd.	67,559	351,095
Power Assets Holdings Ltd.	64,496	395,816
Sino Land Co. Ltd.	135,239	213,197
Sun Hung Kai Properties Ltd.	59,278	883,333
Swire Pacific Ltd., Class A	25,331	171,770
Swire Properties Ltd.	57,600	171,740
Techtronic Industries Co. Ltd.	61,500	1,074,070
WH Group Ltd. (m)	431,000	387,463
Wharf Real Estate Investment Co. Ltd.	76,330	443,865
Xinyi Glass Holdings Ltd.	86,000	350,566

		30,856,342

India (1.0%)
HDFC Bank Ltd.	167,134	3,368,088
HDFC Bank Ltd. (ADR)*	42,980	3,142,698
ICICI Bank Ltd. (ADR)*	175,301	2,997,647
Infosys Ltd. (ADR)	68,343	1,448,188
ITC Ltd.	312,088	851,073
Mahindra & Mahindra Ltd.	71,724	750,434
Reliance Industries Ltd.	55,336	1,571,303
UPL Ltd.	107,175	1,143,195

		15,272,626

Ireland (0.9%)
CRH plc	77,882	3,924,815
Flutter Entertainment plc (Dublin Stock Exchange)*	7,383	1,336,796
Flutter Entertainment plc (London Stock Exchange)*	11,155	2,028,367
ICON plc (x)*	22,551	4,661,517
Kerry Group plc, Class A	7,328	1,023,585
Kingspan Group plc	7,370	695,972
Smurfit Kappa Group plc	10,592	574,595

		14,245,647

Israel (0.5%)
Azrieli Group Ltd.	2,018	142,058
Bank Hapoalim BM*	51,464	412,956
Bank Leumi Le-Israel BM*	65,791	499,666
Check Point Software Technologies Ltd.*	23,751	2,758,204
Elbit Systems Ltd.	1,207	156,236
ICL Group Ltd.	29,531	200,276
Israel Discount Bank Ltd., Class A*	53,507	254,721
Mizrahi Tefahot Bank Ltd.*	5,915	182,159
Nice Ltd.*	2,851	696,277
Nice Ltd. (ADR)*	2,499	618,402
Teva Pharmaceutical Industries Ltd. (ADR)*	49,739	492,416
Wix.com Ltd.*	2,454	712,347

		7,125,718

Italy (1.5%)
Amplifon SpA	5,910	291,804
Assicurazioni Generali SpA	49,561	993,455
Atlantia SpA*	23,739	429,828
Davide Campari-Milano NV	23,513	314,911
DiaSorin SpA	1,086	205,392
Enel SpA	369,618	3,432,566
Eni SpA	114,699	1,396,765
Ferrari NV	5,812	1,199,135
FinecoBank Banca Fineco SpA*	27,589	480,891
Infrastrutture Wireless Italiane SpA (m)	12,098	136,452
Intesa Sanpaolo SpA	750,560	2,073,200
Leonardo SpA*	266,785	2,154,910
Mediobanca Banca di Credito Finanziario SpA*	28,075	327,906
Moncler SpA	9,008	609,471
Nexi SpA (m)*	18,893	414,668
Poste Italiane SpA (m)	23,675	313,010
Prysmian SpA	175,114	6,277,000
Recordati Industria Chimica e Farmaceutica SpA	5,044	288,280
Snam SpA	91,273	527,606
Telecom Italia SpA (Aquis Stock Exchange)	300,162	159,024
Telecom Italia SpA (Turquoise Stock Exchange)	347,867	172,789
Terna SpA (x)	65,207	485,874
UniCredit SpA	96,588	1,139,566

		23,824,503

Japan (13.9%)
ABC-Mart, Inc.	1,240	71,100
Acom Co. Ltd.	17,200	74,934
Advantest Corp.	9,300	837,959
Aeon Co. Ltd.	29,152	783,282
AEON Financial Service Co. Ltd.	50,700	597,383
AGC, Inc. (x)	9,050	379,612
Aisin Corp.	6,738	288,091
Ajinomoto Co., Inc.	21,768	565,092
ANA Holdings, Inc.*	6,130	144,125
Asahi Group Holdings Ltd. (x)	21,187	989,979
Asahi Intecc Co. Ltd.	9,300	222,339
Asahi Kasei Corp.	58,878	646,839
Astellas Pharma, Inc.	85,850	1,494,908
Azbil Corp.	5,900	244,561
Bandai Namco Holdings, Inc.	9,319	646,571
Bridgestone Corp.	24,864	1,131,352
Brother Industries Ltd.	10,615	211,832
Canon, Inc. (x)	45,730	1,034,425
Capcom Co. Ltd.	8,400	245,736
Casio Computer Co. Ltd.	8,627	144,204
Central Japan Railway Co.	6,600	1,001,035
Chiba Bank Ltd. (The)	21,772	131,108
Chubu Electric Power Co., Inc.	30,454	372,263

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Chugai Pharmaceutical Co. Ltd.	30,041	$1,190,337
Concordia Financial Group Ltd.	48,300	176,949
Cosmos Pharmaceutical Corp.	1,000	146,721
CyberAgent, Inc.	19,200	412,188
Dai Nippon Printing Co. Ltd.	11,481	242,755
Daifuku Co. Ltd.	4,600	417,787
Dai-ichi Life Holdings, Inc.	46,300	847,691
Daiichi Sankyo Co. Ltd.	77,761	1,676,031
Daikin Industries Ltd.	11,223	2,090,138
Daito Trust Construction Co. Ltd.	2,838	310,380
Daiwa House Industry Co. Ltd.	25,958	779,242
Daiwa House REIT Investment Corp. (REIT)	90	265,313
Daiwa Securities Group, Inc.	64,176	352,435
Denso Corp.	73,512	5,015,054
Dentsu Group, Inc.	10,074	360,450
Disco Corp.	1,200	366,713
East Japan Railway Co.	13,725	979,325
Eisai Co. Ltd.	10,754	1,057,540
ENEOS Holdings, Inc.	142,038	594,387
FANUC Corp.	8,744	2,108,965
Fast Retailing Co. Ltd.	2,616	1,969,270
Fuji Electric Co. Ltd.	5,457	254,933
FUJIFILM Holdings Corp.	16,468	1,221,296
Fujitsu Ltd.	8,974	1,680,176
GLP J-REIT (REIT)	182	313,886
GMO Payment Gateway, Inc.	1,800	234,448
Hakuhodo DY Holdings, Inc.	9,660	149,906
Hamamatsu Photonics KK	6,600	398,038
Hankyu Hanshin Holdings, Inc.	10,800	332,958
Harmonic Drive Systems, Inc.	1,800	99,158
Hikari Tsushin, Inc.	900	158,054
Hino Motors Ltd.	11,330	99,639
Hirose Electric Co. Ltd.	1,567	229,207
Hisamitsu Pharmaceutical Co., Inc.	2,567	126,392
Hitachi Construction Machinery Co. Ltd.	4,751	145,188
Hitachi Ltd.	189,142	10,829,761
Hitachi Metals Ltd.	10,086	192,832
Honda Motor Co. Ltd.	74,104	2,367,966
Hoshizaki Corp.	2,200	186,939
Hoya Corp.	17,102	2,267,541
Hulic Co. Ltd. (x)	10,900	122,643
Ibiden Co. Ltd.	5,000	269,589
Idemitsu Kosan Co. Ltd.	8,795	212,404
Iida Group Holdings Co. Ltd.	7,100	182,781
Inpex Corp. (x)	50,400	376,089
Isuzu Motors Ltd.	25,869	341,598
Ito En Ltd.	2,700	160,160
ITOCHU Corp.	54,032	1,556,347
Itochu Techno-Solutions Corp.	4,900	151,726
Japan Airlines Co. Ltd.*	5,458	117,959
Japan Exchange Group, Inc.	23,300	518,034
Japan Metropolitan Fund Invest (REIT)	324	351,137
Japan Post Bank Co. Ltd.	18,800	157,886
Japan Post Holdings Co. Ltd.*	74,300	608,806
Japan Post Insurance Co. Ltd.	9,800	181,189
Japan Real Estate Investment Corp. (REIT)	55	338,134
Japan Tobacco, Inc.	55,100	1,040,797
JFE Holdings, Inc.	20,676	242,130
JSR Corp.	9,118	275,768
Kajima Corp.	20,869	264,302
Kakaku.com, Inc.	5,700	172,136
Kansai Electric Power Co., Inc. (The)	31,323	298,724
Kansai Paint Co. Ltd.	8,452	215,380
Kao Corp. (x)	40,867	2,514,298
KDDI Corp.	73,700	2,298,668
Keio Corp.	4,869	286,193
Keisei Electric Railway Co. Ltd.	5,677	181,151
Keyence Corp.	8,832	4,457,539
Kikkoman Corp.	6,823	450,179
Kintetsu Group Holdings Co. Ltd.*	8,098	284,281
Kirin Holdings Co. Ltd. (x)	38,191	744,603
Kobayashi Pharmaceutical Co. Ltd.	2,300	196,471
Kobe Bussan Co. Ltd.	6,200	195,328
Koei Tecmo Holdings Co. Ltd.	2,730	133,189
Koito Manufacturing Co. Ltd.	21,900	1,362,159
Komatsu Ltd.	81,872	2,034,364
Konami Holdings Corp.	4,188	251,442
Kose Corp.	6,800	1,069,931
Kubota Corp. (x)	46,208	934,600
Kurita Water Industries Ltd.	4,614	221,366
Kyocera Corp.	14,208	878,352
Kyowa Kirin Co. Ltd.	12,267	435,051
Lasertec Corp.	3,500	680,184
Lawson, Inc.	2,380	110,115
Lion Corp.	10,800	182,957
Lixil Corp.	11,623	300,580
M3, Inc.	20,400	1,489,763
Makita Corp.	10,592	498,638
Marubeni Corp.	69,368	603,235
Mazda Motor Corp.*	28,235	265,335
McDonald’s Holdings Co. Japan Ltd. (x)	3,080	135,848
Medipal Holdings Corp.	7,722	147,496
Meiji Holdings Co. Ltd.	5,032	301,209
Mercari, Inc.*	3,900	207,120
Minebea Mitsumi, Inc.	16,800	444,441
MISUMI Group, Inc.	13,100	443,368
Mitsubishi Chemical Holdings Corp.	56,759	476,930
Mitsubishi Corp.	57,384	1,564,056
Mitsubishi Electric Corp.	83,171	1,207,194
Mitsubishi Estate Co. Ltd.	53,411	863,701
Mitsubishi Gas Chemical Co., Inc.	6,855	145,375
Mitsubishi HC Capital, Inc.	30,400	162,816
Mitsubishi Heavy Industries Ltd.	14,725	433,287
Mitsubishi UFJ Financial Group, Inc.	959,416	5,182,461
Mitsui & Co. Ltd.	70,254	1,581,260
Mitsui Chemicals, Inc.	8,757	302,292
Mitsui Fudosan Co. Ltd.	41,527	961,780
Miura Co. Ltd.	3,700	160,363
Mizuho Financial Group, Inc.	110,604	1,580,484
MonotaRO Co. Ltd.	12,000	284,081
MS&AD Insurance Group Holdings, Inc.	19,936	575,676

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Murata Manufacturing Co. Ltd.	78,813	$6,017,299
Nabtesco Corp. (x)	32,500	1,228,678
NEC Corp.	11,174	575,321
Nexon Co. Ltd.	22,400	499,234
NGK Insulators Ltd.	10,567	177,298
NH Foods Ltd.	3,737	145,316
Nidec Corp.	20,484	2,373,928
Nihon M&A Center, Inc.	13,800	357,872
Nintendo Co. Ltd.	5,039	2,931,007
Nippon Building Fund, Inc. (REIT) (x)	65	405,464
Nippon Express Co. Ltd.	3,442	262,112
Nippon Paint Holdings Co. Ltd.	33,500	454,728
Nippon Prologis REIT, Inc. (REIT)	90	286,377
Nippon Sanso Holdings Corp.	44,600	914,120
Nippon Shinyaku Co. Ltd.	1,800	142,743
Nippon Steel Corp.	38,529	649,751
Nippon Telegraph & Telephone Corp.	58,316	1,519,381
Nippon Yusen KK	6,644	336,700
Nissan Chemical Corp.	6,000	293,803
Nissan Motor Co. Ltd.*	107,347	532,701
Nisshin Seifun Group, Inc.	8,261	120,835
Nissin Foods Holdings Co. Ltd.	3,006	216,463
Nitori Holdings Co. Ltd.	3,650	645,925
Nitto Denko Corp.	6,611	493,318
Nomura Holdings, Inc.	137,908	704,840
Nomura Real Estate Holdings, Inc.	4,775	121,121
Nomura Real Estate Master Fund, Inc. (REIT)	205	328,642
Nomura Research Institute Ltd.	14,977	495,436
NSK Ltd.	15,570	131,601
NTT Data Corp.	29,400	458,618
Obayashi Corp.	31,066	246,917
Obic Co. Ltd.	3,300	615,176
Odakyu Electric Railway Co. Ltd.	13,051	329,638
Oji Holdings Corp.	39,412	226,337
Olympus Corp.	53,208	1,057,503
Omron Corp.	8,644	685,482
Ono Pharmaceutical Co. Ltd.	16,775	374,321
Oracle Corp.	1,740	133,129
Oriental Land Co. Ltd.	9,044	1,288,686
ORIX Corp.	55,510	936,617
Orix JREIT, Inc. (REIT)	120	230,937
Osaka Gas Co. Ltd.	16,973	316,100
Otsuka Corp.	4,934	258,925
Otsuka Holdings Co. Ltd.	18,000	746,442
Pan Pacific International Holdings Corp.	18,500	384,005
Panasonic Corp.	102,186	1,182,412
PeptiDream, Inc.*	4,300	210,946
Persol Holdings Co. Ltd.	7,600	150,160
Pigeon Corp. (x)	5,500	154,957
Pola Orbis Holdings, Inc. (x)	4,800	126,767
Rakuten Group, Inc.	40,000	451,505
Recruit Holdings Co. Ltd.	62,200	3,062,550
Renesas Electronics Corp.*	57,000	616,202
Resona Holdings, Inc.	100,459	386,301
Ricoh Co. Ltd.	32,780	367,943
Rinnai Corp.	1,584	150,708
Rohm Co. Ltd.	3,926	362,933
Ryohin Keikaku Co. Ltd.	10,600	222,314
Santen Pharmaceutical Co. Ltd.	17,455	240,390
SBI Holdings, Inc.	11,560	273,457
SCSK Corp.	2,600	154,930
Secom Co. Ltd.	29,127	2,213,857
Seiko Epson Corp.	13,400	235,687
Sekisui Chemical Co. Ltd.	15,914	272,026
Sekisui House Ltd.	27,670	567,497
Seven & i Holdings Co. Ltd.	34,212	1,631,225
SG Holdings Co. Ltd.	14,800	388,068
Sharp Corp.	8,500	140,245
Shimadzu Corp.	10,240	395,885
Shimano, Inc.	3,436	814,966
Shimizu Corp.	24,410	187,203
Shin-Etsu Chemical Co. Ltd.	25,564	4,275,432
Shionogi & Co. Ltd.	11,707	610,246
Shiseido Co. Ltd.	18,422	1,354,932
Shizuoka Bank Ltd. (The)	20,124	155,601
SMC Corp.	2,548	1,505,704
SoftBank Corp.	130,400	1,706,075
SoftBank Group Corp.	56,944	3,985,234
Sohgo Security Services Co. Ltd.	3,600	163,968
Sompo Holdings, Inc.	14,427	533,213
Sony Group Corp.	89,664	8,728,711
Square Enix Holdings Co. Ltd.	4,200	208,308
Stanley Electric Co. Ltd.	5,884	170,278
Subaru Corp.	27,080	534,190
Sugi Holdings Co. Ltd.	11,400	831,181
SUMCO Corp.	11,600	284,531
Sumitomo Chemical Co. Ltd.	67,658	358,707
Sumitomo Corp.	51,128	684,805
Sumitomo Dainippon Pharma Co. Ltd.	8,392	175,855
Sumitomo Electric Industries Ltd.	35,260	520,196
Sumitomo Metal Mining Co. Ltd.	10,991	427,887
Sumitomo Mitsui Financial Group, Inc.	59,352	2,046,160
Sumitomo Mitsui Trust Holdings, Inc.	15,233	483,748
Sumitomo Realty & Development Co. Ltd.	14,426	515,516
Suntory Beverage & Food Ltd. (x)	6,300	237,040
Suzuki Motor Corp.	16,436	695,492
Sysmex Corp.	7,500	891,129
T&D Holdings, Inc.	23,568	304,637
Taisei Corp.	8,436	276,403
Taisho Pharmaceutical Holdings Co. Ltd.	1,771	94,851
Takeda Pharmaceutical Co. Ltd.	71,677	2,399,449
TDK Corp.	12,971	1,575,037
Terumo Corp.	137,600	5,576,085
THK Co. Ltd.	5,608	167,339
TIS, Inc.	9,600	245,152
Tobu Railway Co. Ltd.	8,998	232,614
Toho Co. Ltd.	4,746	195,658
Toho Gas Co. Ltd.	3,718	182,060
Tohoku Electric Power Co., Inc.	19,259	150,820
Tokio Marine Holdings, Inc.	29,015	1,334,071
Tokyo Century Corp.	1,500	80,607
Tokyo Electric Power Co. Holdings, Inc.*	66,358	197,112

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Tokyo Electron Ltd.	6,836	$2,958,503
Tokyo Gas Co. Ltd.	16,842	317,905
Tokyu Corp.	21,805	296,569
Toppan, Inc.	11,355	182,445
Toray Industries, Inc.	63,174	420,288
Toshiba Corp.	18,368	794,439
Tosoh Corp.	11,200	193,161
TOTO Ltd.	6,433	332,956
Toyo Suisan Kaisha Ltd.	3,856	148,381
Toyota Industries Corp.	6,918	598,425
Toyota Motor Corp.	96,350	8,421,248
Toyota Tsusho Corp.	10,014	473,230
Trend Micro, Inc.	6,182	323,860
Tsuruha Holdings, Inc.	1,700	197,552
Unicharm Corp.	18,182	731,568
United Urban Investment Corp. (REIT)	127	183,707
USS Co. Ltd.	9,410	164,153
Welcia Holdings Co. Ltd.	5,000	163,374
West Japan Railway Co.	7,700	439,010
Yakult Honsha Co. Ltd.	5,807	328,782
Yamada Holdings Co. Ltd.	31,820	146,934
Yamaha Corp.	20,979	1,138,695
Yamaha Motor Co. Ltd.	12,832	348,824
Yamato Holdings Co. Ltd.	13,736	390,708
Yaskawa Electric Corp.	10,940	534,715
Yokogawa Electric Corp.	10,903	162,914
Z Holdings Corp.	278,700	1,396,824
ZOZO, Inc.	5,100	173,298

		216,954,131

Jordan (0.0%)
Hikma Pharmaceuticals plc	7,283	246,424

Luxembourg (0.3%)
ArcelorMittal SA	33,584	1,029,405
Eurofins Scientific SE*	36,575	4,180,753

		5,210,158

Macau (0.1%)
Galaxy Entertainment Group Ltd.*	102,000	816,468
Sands China Ltd.*	116,000	488,544
SJM Holdings Ltd.*	95,000	103,757
Wynn Macau Ltd.*	75,600	118,984

		1,527,753

Malta (0.0%)
BGP Holdings plc (r)*	1,331,785	—

Mexico (0.4%)
Fomento Economico Mexicano SAB de CV (ADR)	16,900	1,428,219
Grupo Financiero Banorte SAB de CV, Class O	667,128	4,295,804
Wal-Mart de Mexico SAB de CV	148,641	485,503

		6,209,526

Netherlands (3.8%)
ABN AMRO Bank NV (CVA) (m)	18,999	229,606
Adyen NV (m)*	896	2,189,141
Aegon NV	79,825	331,189
Akzo Nobel NV	40,478	5,001,265
Argenx SE*	2,053	622,706
ASM International NV	2,180	716,027
ASML Holding NV	28,181	19,361,011
EXOR NV	4,915	393,737
Heineken Holding NV	5,319	535,780
Heineken NV	34,333	4,160,598
ING Groep NV	176,516	2,331,645
JDE Peet’s NV*	3,558	129,098
Koninklijke Ahold Delhaize NV	47,521	1,412,645
Koninklijke DSM NV	7,791	1,454,089
Koninklijke KPN NV	152,798	477,229
Koninklijke Philips NV	72,077	3,571,595
Koninklijke Vopak NV	2,744	124,617
NN Group NV	47,109	2,222,091
Randstad NV	5,339	408,332
Royal Dutch Shell plc, Class A	186,380	3,730,132
Royal Dutch Shell plc, Class B	168,056	3,252,281
Royal Dutch Shell plc (Amsterdam Stock Exchange), Class A (x)	275,698	5,558,759
Wolters Kluwer NV	12,084	1,213,919

		59,427,492

New Zealand (0.2%)
a2 Milk Co. Ltd. (The)*	34,512	155,358
Auckland International Airport Ltd.*	61,256	311,286
Fisher & Paykel Healthcare Corp. Ltd.	26,700	580,802
Mercury NZ Ltd.	32,014	149,260
Meridian Energy Ltd.	56,574	210,776
Ryman Healthcare Ltd.	17,319	158,952
Spark New Zealand Ltd.	90,308	303,001
Xero Ltd.*	5,763	592,541

		2,461,976

Norway (1.0%)
DNB ASA	197,149	4,295,530
Equinor ASA	44,330	937,967
Equinor ASA (ADR) (x)	160,500	3,402,600
Gjensidige Forsikring ASA	9,228	203,420
Mowi ASA	20,619	524,446
Norsk Hydro ASA	538,104	3,433,556
Orkla ASA	32,880	334,904
Schibsted ASA, Class A	32,588	1,572,978
Schibsted ASA, Class B	4,124	171,758
Telenor ASA	32,730	551,573

		15,428,732

Peru (0.0%)
Credicorp Ltd.*	4,367	528,887

Poland (0.0%)
InPost SA*	9,089	182,416

Portugal (0.1%)
EDP - Energias de Portugal SA	126,906	672,640
Galp Energia SGPS SA	21,563	234,001
Jeronimo Martins SGPS SA	10,931	199,347

		1,105,988

Russia (0.2%)
Coca-Cola HBC AG	66,630	2,409,305
Evraz plc	22,076	180,783

		2,590,088

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Saudi Arabia (0.1%)
Delivery Hero SE (m)*	7,136	$942,612

Singapore (1.0%)
Ascendas REIT (REIT)	146,012	320,321
CapitaLand Integrated Commercial Trust (REIT)	216,357	336,273
CapitaLand Ltd.	115,002	317,288
City Developments Ltd.	22,880	124,039
DBS Group Holdings Ltd.	406,560	9,012,831
Genting Singapore Ltd.	257,438	159,858
Keppel Corp. Ltd.	65,985	268,415
Mapletree Commercial Trust (REIT)	83,600	134,287
Mapletree Logistics Trust (REIT)	136,444	208,009
Oversea-Chinese Banking Corp. Ltd.	156,952	1,394,792
Singapore Airlines Ltd.*	60,205	217,144
Singapore Exchange Ltd.	36,002	299,325
Singapore Technologies Engineering Ltd.	63,719	183,381
Singapore Telecommunications Ltd.	382,719	651,764
United Overseas Bank Ltd.	54,321	1,043,034
UOL Group Ltd.	19,174	104,090
Venture Corp. Ltd.	12,700	181,429

		14,956,280

South Africa (0.3%)
Anglo American plc	128,949	5,123,826

South Korea (0.4%)
Hugel, Inc.*	1,486	316,162
NAVER Corp.	7,091	2,628,862
Samsung Electronics Co. Ltd.	47,152	3,378,916

		6,323,940

Spain (1.7%)
ACS Actividades de Construccion y Servicios SA	10,907	292,156
Aena SME SA (m)*	3,109	509,843
Amadeus IT Group SA*	86,304	6,070,510
Banco Bilbao Vizcaya Argentaria SA	306,476	1,899,876
Banco Santander SA	1,500,806	5,729,360
CaixaBank SA	204,817	629,983
Cellnex Telecom SA (m)	23,155	1,474,939
EDP Renovaveis SA	13,096	303,428
Enagas SA (x)	10,572	244,259
Endesa SA (x)	14,581	353,742
Ferrovial SA	22,396	657,262
Grifols SA	13,464	364,639
Iberdrola SA	262,504	3,199,795
Industria de Diseno Textil SA	49,572	1,746,354
Naturgy Energy Group SA	13,273	341,210
Red Electrica Corp. SA (x)	19,777	367,119
Repsol SA (x)	70,248	879,112
Siemens Gamesa Renewable Energy SA*	11,038	368,567
Telefonica SA	234,857	1,097,496

		26,529,650

Sweden (1.9%)
Alfa Laval AB	14,807	523,031
Assa Abloy AB, Class B	102,211	3,078,954
Atlas Copco AB, Class A	30,569	1,871,695
Atlas Copco AB, Class B	17,767	934,220
Boliden AB*	12,290	472,466
Electrolux AB	9,782	271,236
Embracer Group AB*	11,655	315,272
Epiroc AB, Class A	29,569	673,742
Epiroc AB, Class B	18,745	367,865
EQT AB	10,689	387,937
Essity AB, Class B	27,579	914,563
Evolution AB (m)	7,320	1,156,748
Fastighets AB Balder, Class B*	4,806	301,565
H & M Hennes & Mauritz AB, Class B*	33,190	787,274
Hexagon AB, Class B	89,705	1,329,103
Husqvarna AB, Class B	20,376	270,709
ICA Gruppen AB	4,353	202,592
Industrivarden AB, Class C	7,018	256,837
Industrivarden AB, Class A	5,071	197,197
Investment AB Latour, Class B	7,405	242,966
Investor AB, Class B	82,741	1,907,043
Kinnevik AB, Class B (x)*	11,276	451,404
L E Lundbergforetagen AB, Class B	3,641	234,931
Lundin Energy AB (x)	9,056	320,416
Nibe Industrier AB, Class B	64,778	681,380
Sandvik AB	52,023	1,328,826
Securitas AB, Class B	14,632	230,984
Sinch AB (m)*	20,680	347,965
Skandinaviska Enskilda Banken AB, Class A	72,961	942,480
Skanska AB, Class B	15,210	403,439
SKF AB, Class B	17,882	455,298
Svenska Cellulosa AB SCA, Class B	27,980	458,536
Svenska Handelsbanken AB, Class A	66,285	747,886
Swedbank AB, Class A	41,124	765,191
Swedish Match AB	214,089	1,825,664
Tele2 AB, Class B (x)	23,598	321,511
Telefonaktiebolaget LM Ericsson, Class B	132,065	1,659,821
Telia Co. AB	110,609	490,872
Volvo AB, Class A	9,100	225,636
Volvo AB, Class B (x)	66,109	1,590,522

		29,945,777

Switzerland (7.1%)
ABB Ltd. (Registered)	78,825	2,674,214
Adecco Group AG (Registered)	7,311	496,698
Alcon, Inc.	28,351	1,984,953
Baloise Holding AG (Registered)	2,173	338,896
Banque Cantonale Vaudoise (Registered)	1,456	130,769
Barry Callebaut AG (Registered)	164	381,086
Chocoladefabriken Lindt & Spruengli AG	46	457,639
Chocoladefabriken Lindt & Spruengli AG (Registered)	5	523,642

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Cie Financiere Richemont SA (Registered)	23,858	$2,886,683
Clariant AG (Registered)	9,525	189,419
Credit Suisse Group AG (Registered)	113,645	1,190,432
EMS-Chemie Holding AG (Registered)	319	313,397
Geberit AG (Registered)	1,684	1,263,114
Givaudan SA (Registered)	419	1,948,616
Holcim Ltd.*	23,626	1,417,177
Julius Baer Group Ltd.	32,893	2,146,533
Kuehne + Nagel International AG (Registered)	2,434	832,861
Logitech International SA (Registered)	7,444	901,889
Lonza Group AG (Registered)	9,070	6,428,647
Nestle SA (Registered)	207,985	25,900,061
Novartis AG (Registered)	147,399	13,432,784
Novartis AG (ADR)	27,082	2,470,962
Partners Group Holding AG	1,656	2,508,386
Roche Holding AG	57,114	21,515,358
Roche Holding AG CHF 1	1,475	599,087
Schindler Holding AG	1,914	585,422
Schindler Holding AG (Registered)	943	275,587
SGS SA (Registered)	283	872,934
Sika AG (Registered)	11,012	3,600,249
Sonova Holding AG (Registered)	2,511	944,424
STMicroelectronics NV	87,900	3,189,880
Straumann Holding AG (Registered)	468	746,069
Swatch Group AG (The)	1,323	453,845
Swatch Group AG (The) (Registered)	2,170	143,181
Swiss Life Holding AG (Registered)	1,367	664,256
Swiss Prime Site AG (Registered)	3,599	357,080
Swisscom AG (Registered)	1,176	671,346
Temenos AG (Registered)	3,226	518,113
UBS Group AG (Registered)	166,605	2,549,718
Vifor Pharma AG	2,057	266,226
Zurich Insurance Group AG	6,896	2,766,598

		111,538,231

Taiwan (1.3%)
ASE Technology Holding Co. Ltd.	716,000	2,878,134
Delta Electronics, Inc.	220,000	2,392,463
Hon Hai Precision Industry Co. Ltd.	572,040	2,299,452
Sea Ltd. (ADR)*	626	171,899
Taiwan Semiconductor Manufacturing Co. Ltd.	224,000	4,783,490
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	61,718	7,416,035

		19,941,473

United Arab Emirates (0.1%)
Network International Holdings plc (m)*	304,391	1,539,831

United Kingdom (9.5%)
3i Group plc	44,964	729,591
Admiral Group plc	9,097	395,637
Ashtead Group plc	20,627	1,530,528
Associated British Foods plc	16,716	512,411
AstraZeneca plc	108,245	13,001,517
Auto Trader Group plc (m)*	43,331	379,659
AVEVA Group plc	42,861	2,198,459
Aviva plc	181,889	1,021,273
BAE Systems plc	490,927	3,544,898
Barclays plc	3,516,984	8,325,063
Barratt Developments plc	47,103	452,975
Berkeley Group Holdings plc	5,459	346,988
BP plc	922,353	4,019,056
British American Tobacco plc	99,048	3,836,367
British Land Co. plc (The) (REIT)	38,737	265,192
BT Group plc*	406,364	1,090,519
Bunzl plc	15,228	503,240
Burberry Group plc*	67,851	1,939,112
CK Hutchison Holdings Ltd.	121,705	948,334
CNH Industrial NV	46,357	765,427
Coca-Cola Europacific Partners plc	9,524	564,964
Compass Group plc*	176,268	3,711,116
Croda International plc	6,336	645,775
DCC plc	4,630	379,029
Diageo plc	284,986	13,643,994
Direct Line Insurance Group plc	56,841	224,090
Entain plc*	189,924	4,585,810
Experian plc	98,261	3,786,855
GlaxoSmithKline plc	228,633	4,489,108
Halma plc	16,965	631,750
Hargreaves Lansdown plc	14,941	328,413
HSBC Holdings plc	925,653	5,343,342
Imperial Brands plc	43,576	938,539
Informa plc*	283,976	1,970,405
InterContinental Hotels Group plc*	7,990	531,628
Intertek Group plc	7,279	556,818
J Sainsbury plc	71,830	270,067
JD Sports Fashion plc	19,910	253,106
Johnson Matthey plc	8,821	374,970
Kingfisher plc	94,601	476,990
Land Securities Group plc (REIT)	30,933	289,001
Legal & General Group plc	270,088	962,426
Linde plc	19,063	5,500,672
Lloyds Banking Group plc	3,220,176	2,079,792
London Stock Exchange Group plc	44,015	4,852,610
M&G plc	119,696	379,002
Melrose Industries plc	223,402	479,309
National Grid plc	160,590	2,045,503
Natwest Group plc	224,184	630,151
Next plc*	6,164	669,854
Ocado Group plc*	33,051	915,761
Pearson plc	36,567	419,840
Persimmon plc	15,045	615,612
Phoenix Group Holdings plc	26,082	244,040
Prudential plc	118,589	2,253,147
Reckitt Benckiser Group plc	102,970	9,111,785
RELX plc (London Stock Exchange)	33,963	901,566
RELX plc (Turquoise Stock Exchange)	148,009	3,945,278
Rentokil Initial plc	83,996	575,149
Rolls-Royce Holdings plc*	1,276,719	1,747,012

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Sage Group plc (The)	48,991	$463,677
Schroders plc	5,534	268,927
Segro plc (REIT)	55,303	837,299
Severn Trent plc	10,679	369,454
Smith & Nephew plc	39,087	844,829
Smiths Group plc	17,344	381,472
Spirax-Sarco Engineering plc	3,442	648,254
SSE plc	47,894	994,108
St James’s Place plc	25,256	516,014
Standard Chartered plc	122,654	782,166
Standard Life Aberdeen plc	104,575	392,025
Taylor Wimpey plc	165,986	364,963
Tesco plc	346,966	1,070,067
Travis Perkins plc*	68,272	1,595,103
Unilever plc (Cboe Europe)	70,204	4,109,359
Unilever plc (London Stock Exchange)	49,281	2,883,949
United Utilities Group plc	31,732	427,712
Vodafone Group plc	1,219,478	2,046,889
Whitbread plc*	9,006	388,939
Wm Morrison Supermarkets plc	113,467	387,218
WPP plc	57,450	774,202

		148,677,151

United States (1.9%)
Alphabet, Inc., Class C*	755	1,892,272
Carnival Corp.*	129,619	3,416,757
Core Laboratories NV	65,317	2,544,097
CyberArk Software Ltd.*	1,794	233,704
Everest Re Group Ltd.	7,966	2,007,512
Facebook, Inc., Class A*	3,900	1,356,069
Ferguson plc	10,111	1,405,648
Ingersoll Rand, Inc.*	24,939	1,217,273
James Hardie Industries plc (CHDI)	20,976	712,140
QIAGEN NV*	50,064	2,419,652
Schneider Electric SE	51,155	8,047,976
Stellantis NV (Euronext Paris)	47,974	940,881
Stellantis NV (Italian Stock Exchange)	131,686	2,584,852
Swiss Re AG	13,155	1,186,900
Tenaris SA	22,523	245,487

		30,211,220

Total Common Stocks (80.2%) (Cost $763,231,182)		1,253,438,439

EXCHANGE TRADED FUNDS (ETF):
Equity (9.8%)
iShares China Large-Cap ETF (x)	142,510	6,602,488
iShares Core MSCI EAFE ETF	366,400	27,428,704
iShares Latin America 40 ETF (x)	40,847	1,287,497
iShares MSCI Australia ETF (x)	80,015	2,078,790
iShares MSCI Austria ETF (x)‡	67,437	1,616,465
iShares MSCI Belgium ETF (x)	62,597	1,380,264
iShares MSCI France ETF (x)	97,767	3,700,481
iShares MSCI Germany ETF (x)	280,410	9,702,186
iShares MSCI Indonesia ETF (x)	26,800	543,504
iShares MSCI Ireland ETF (x)	23,000	1,320,563
iShares MSCI Israel ETF (x)	26,600	1,852,232
iShares MSCI Italy ETF (x)	279,524	9,053,782
iShares MSCI Japan ETF (x)	72,270	4,881,116
iShares MSCI Malaysia ETF	9,164	234,049
iShares MSCI Mexico ETF (x)	5,248	251,852
iShares MSCI New Zealand ETF (x)	14,100	855,588
iShares MSCI Norway ETF‡	43,700	1,239,769
iShares MSCI Poland ETF (x)	12,000	257,640
iShares MSCI Singapore ETF	64,563	1,500,444
iShares MSCI Spain ETF (x)	150,521	4,277,807
JPMorgan BetaBuilders Japan ETF (x)	24,250	1,369,883
SPDR Portfolio Developed World ex-US ETF (x)	356,100	13,100,919
SPDR S&P Emerging Asia Pacific ETF	8,279	1,113,732
Vanguard FTSE Developed Markets ETF	190,900	9,835,168
Vanguard FTSE Emerging Markets ETF (x)	152,900	8,303,999
Vanguard FTSE Europe ETF	466,501	31,376,791
Vanguard FTSE Pacific ETF (x)	94,100	7,745,371

Total Exchange Traded Funds (9.8%) (Cost $114,459,028)		152,911,084

	Number of Rights	Value (Note 1)
RIGHTS:
Spain (0.0%)
ACS Actividades de Construccion y Servicios SA, expiring 7/6/21 (x)* (Cost $15,452)	10,907	15,261

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Company (1.9%)
BlackRock Liquidity FedFund, Institutional Shares (xx)	30,000,000	30,000,000

	Principal Amount	Value (Note 1)
Repurchase Agreements (3.2%)
Citigroup Global Markets, Inc., 0.07%, dated 6/30/21, due 7/1/21, repurchase price $6,036,928, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-5.000%, maturing 4/30/22-2/15/42; total market value $6,157,654. (xx)	$6,036,916	6,036,916
Deutsche Bank AG, 0.17%, dated 6/30/21, due 7/1/21, repurchase price $100,000, collateralized by various Foreign Government Agency Securities, ranging from 0.125%-1.875%, maturing 2/12/22-2/15/23; total market value $102,004. (xx)	100,000	100,000

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Principal Amount	Value (Note 1)
Deutsche Bank AG, 0.23%, dated 6/30/21, due 7/1/21, repurchase price $6,000,038, collateralized by various Common Stocks; total market value $6,667,367. (xx)	$6,000,000	$6,000,000
Deutsche Bank AG, 0.23%, dated 6/30/21, due 7/1/21, repurchase price $3,000,019, collateralized by various Common Stocks; total market value $3,333,684. (xx)	3,000,000	3,000,000
HSBC Bank plc, 0.10%, dated 6/30/21, due 7/1/21, repurchase price $600,002, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-6.125%, maturing 7/15/21-2/15/50; total market value $612,247. (xx)	600,000	600,000
HSBC Bank plc, 0.10%, dated 6/30/21, due 7/1/21, repurchase price $600,002, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-6.125%, maturing 7/15/21-2/15/50; total market value $612,247. (xx)	600,000	600,000
NBC Global Finance Ltd., 0.28%, dated 6/30/21, due 7/7/21, repurchase price $13,400,730, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 2.125%-3.875%, maturing 12/31/23-4/15/29; total market value $14,891,520. (xx)	13,400,000	13,400,000
Societe Generale SA, 0.20%, dated 6/30/21, due 7/1/21, repurchase price $20,000,111, collateralized by various Common Stocks; total market value $22,222,930. (xx)	20,000,000	20,000,000

Total Repurchase Agreements		49,736,916

Total Short-Term Investments (5.1%) (Cost $79,736,916)		79,736,916

Total Investments in Securities (95.1%) (Cost $957,442,578)		1,486,101,700
Other Assets Less Liabilities (4.9%)		76,237,523

Net Assets (100%)		$1,562,339,223

*	Non-income producing.
‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.
(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At June 30, 2021, the market value of these securities amounted to $21,777,891 or 1.4% of net assets.

(q)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.
(r)	Value determined using significant unobservable inputs.
(x)	All or a portion of security is on loan at June 30, 2021.
(xx)

At June 30, 2021, the Portfolio had loaned securities with a total value of $87,652,365. This was collateralized by $11,806,851 of various U.S. Government Treasury Securities, ranging from 0.000% - 8.000%, maturing 7/8/21 - 2/15/51 and by cash of $79,736,916 which was subsequently invested in an investment company and joint repurchase agreements as detailed in the Notes to the Financial Statements.

Glossary:

ADR	— American Depositary Receipt
AUD	— Australian Dollar
BRL	— Brazilian Real
CAD	— Canadian Dollar
CHF	— Swiss Franc
CHDI	— Clearing House Electronic Subregister System (CHESS)
Depository Interest
CVA	— Dutch Certification
DKK	— Denmark Krone
EUR	— European Currency Unit
GBP	— British Pound
HKD	— Hong Kong Dollar
ILS	— Israeli Shekel
INR	— Indian Rupee
JPY	— Japanese Yen
KRW	— Korean (South) Won
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
REIT	— Real Estate Investment Trust
SEK	— Swedish Krona
SGD	— Singapore Dollar
USD	— United States Dollar

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

Investments in companies which were affiliates for the six months ended June 30, 2021, were as follows:

Security Description	Shares at June 30, 2021	Market Value December 31, 2020 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value June 30, 2021 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
COMMON STOCKS:
Financials
Insurance
AXA SA**	88,247	2,188,245	—	(83,551)	12,038	120,970	2,237,702	130,514	—
EXCHANGE TRADED FUNDS (ETF):
Equity
iShares MSCI Austria ETF (x)	67,437	3,030,758	—	(1,972,089)	544,730	13,066	1,616,465	15,860	—
iShares MSCI Norway ETF (x)	43,700	1,362,387	—	(292,789)	12,485	157,686	1,239,769	17,801	—

Total		6,581,390	—	(2,348,429)	569,253	291,722	5,093,936	164,175	—

**	Not affiliated at June 30, 2021.

Futures contracts outstanding as of June 30, 2021 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
EURO STOXX 50 Index	1,226	9/2021	EUR	58,956,000	(987,237)
FTSE 100 Index	384	9/2021	GBP	37,079,523	(535,284)
SPI 200 Index	110	9/2021	AUD	14,896,444	(131,337)
TOPIX Index	211	9/2021	JPY	36,902,921	(271,310)

					(1,925,168)

Forward Foreign Currency Contracts outstanding as of June 30, 2021 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
USD	30,018	CAD	37,208	HSBC Bank plc	7/6/2021	2
USD	42,981,500	EUR	35,207,362	Citibank NA	9/17/2021	1,166,302

Total unrealized appreciation						1,166,304

AUD	17,969,063	USD	13,928,252	Citibank NA	9/17/2021	(447,843)
GBP	20,943,316	USD	29,637,724	Citibank NA	9/17/2021	(661,668)
JPY	1,573,925,064	USD	14,393,501	BNP Paribas	9/17/2021	(216,573)

Total unrealized depreciation						(1,326,084)

Net unrealized depreciation						(159,780)

Foreign cash on the statement of assets and liabilities is maintained at JPMorgan or its affiliates and is comprised of the following (in USD): AUD 741,571, BRL 66,145, CAD 10,747, CHF 7,583, DKK 575, EUR 101,549,081, GBP 8,178,763, HKD 42,321, ILS 75,192, INR (4,127), JPY 23,437,138, KRW 1, NOK 16,173, NZD 3,329, SEK 3,304 and SGD 55,226.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2021:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Australia	$3,359,711	$65,874,966	$—		$69,234,677
Austria	—	6,528,452	—		6,528,452
Belgium	—	6,661,437	—		6,661,437
Brazil	9,299,650	431,927	—		9,731,577
Canada	17,063,135	—	—		17,063,135
Chile	1,895,519	356,994	—		2,252,513
China	5,453,783	28,804,337	—		34,258,120
Colombia	3,718,772	—	—		3,718,772
Denmark	—	23,924,810	—		23,924,810
Finland	—	13,410,653	—		13,410,653
France	—	142,219,673	—		142,219,673
Germany	—	125,506,222	—		125,506,222
Hong Kong	2,973,915	27,882,427	—		30,856,342
India	7,588,533	7,684,093	—		15,272,626
Ireland	4,661,517	9,584,130	—		14,245,647
Israel	4,581,369	2,544,349	—		7,125,718
Italy	—	23,824,503	—		23,824,503
Japan	—	216,954,131	—		216,954,131
Jordan	—	246,424	—		246,424
Luxembourg	—	5,210,158	—		5,210,158
Macau	—	1,527,753	—		1,527,753
Malta	—	—	—	(a)	—	(a)
Mexico	6,209,526	—	—		6,209,526
Netherlands	—	59,427,492	—		59,427,492
New Zealand	—	2,461,976	—		2,461,976
Norway	3,402,600	12,026,132	—		15,428,732
Peru	528,887	—	—		528,887
Poland	—	182,416	—		182,416
Portugal	—	1,105,988	—		1,105,988
Russia	—	2,590,088	—		2,590,088
Saudi Arabia	—	942,612	—		942,612
Singapore	—	14,956,280	—		14,956,280
South Africa	—	5,123,826	—		5,123,826
South Korea	—	6,323,940	—		6,323,940
Spain	—	26,529,650	—		26,529,650
Sweden	—	29,945,777	—		29,945,777
Switzerland	2,470,962	109,067,269	—		111,538,231
Taiwan	7,587,934	12,353,539	—		19,941,473
United Arab Emirates	—	1,539,831	—		1,539,831
United Kingdom	564,964	148,112,187	—		148,677,151
United States	12,667,684	17,543,536	—		30,211,220
Exchange Traded Funds	152,911,084	—	—		152,911,084
Forward Currency Contracts	—	1,166,304	—		1,166,304
Rights
Spain	—	15,261	—		15,261
Short-Term Investments
Investment Company	30,000,000	—	—		30,000,000
Repurchase Agreements	—	49,736,916	—		49,736,916

Total Assets	$276,939,545	$1,210,328,459	$—		$1,487,268,004

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Liabilities:
Forward Currency Contracts	$—	$(1,326,084)	$—	$(1,326,084)
Futures	(1,925,168)	—	—	(1,925,168)

Total Liabilities	$(1,925,168)	$(1,326,084)	$—	$(3,251,252)

Total	$275,014,377	$1,209,002,375	$—	$1,484,016,752

(a)	Value is zero.

Fair Values of Derivative Instruments as of June 30, 2021:

	Statement of Assets and Liabilities
Derivatives Contracts^	Asset Derivatives	Fair Value
Foreign exchange contracts	Receivables	$1,166,304

Total		$1,166,304

	Liability Derivatives
Foreign exchange contracts	Payables	$(1,326,084)
Equity contracts	Payables, Net assets – Unrealized depreciation	(1,925,168)*

Total		$(3,251,252)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2021:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Forward Foreign Currency Contracts	Total
Foreign exchange contracts	$—	$1,143,480	$1,143,480
Equity contracts	20,439,463	—	20,439,463

Total	$20,439,463	$1,143,480	$21,582,943

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Forward Foreign Currency Contracts	Total
Foreign exchange contracts	$—	$(955,581)	$(955,581)
Equity contracts	(3,056,352)	—	(3,056,352)

Total	$(3,056,352)	$(955,581)	$(4,011,933)

^ This Portfolio held forward foreign currency for hedging and futures contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

The Portfolio held forward foreign currency contracts with an average settlement value of approximately $98,234,000 and futures contracts with an average notional balance of approximately $140,316,000 respectively, during the six months ended June 30, 2021.

The following table presents the Portfolio’s gross derivative assets and liabilities by counterparty net of amounts available for offset under netting arrangements and any related collateral received or pledged by the Portfolio as of June 30, 2021:

Counterparty	Gross Amount of Derivative Assets Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Received	Net Amount Due from Counterparty
Citibank NA	$1,166,302	$(1,109,511)	$—	$56,791
HSBC Bank plc	2	—	—	2

Total	$1,166,304	$(1,109,511)	$—	$56,793

Counterparty	Gross Amount of Derivative Liabilities Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Pledged	Net Amount Due to Counterparty
BNP Paribas	$216,573	$—	$—	$216,573
Citibank NA	1,109,511	(1,109,511)	—	—

Total	$1,326,084	$(1,109,511)	$—	$216,573

(a)	For financial reporting purposes the Portfolio does not offset derivative assets and derivative liabilities subject to master netting arrangements in the Statement of Assets and Liabilities.

Investment security transactions for the six months ended June 30, 2021 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$90,352,911
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$166,685,480

As of June 30, 2021, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$575,367,495
Aggregate gross unrealized depreciation	(80,765,941)

Net unrealized appreciation	$494,601,554

Federal income tax cost of investments in securities and derivative instruments, if applicable	$989,415,198

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2021 (Unaudited)

ASSETS
Investments in Securities, at value (x)
Affiliated Issuers (Cost $2,038,940)	$2,856,234
Unaffiliated Issuers (Cost $905,666,722)	1,433,508,550
Repurchase Agreements (Cost $49,736,916)	49,736,916
Cash	9,138,834
Foreign cash (Cost $129,176,456)	134,183,022
Cash held as collateral at broker for futures	10,401,870
Dividends, interest and other receivables	4,670,750
Receivable for securities sold	2,288,630
Unrealized appreciation on forward foreign currency contracts	1,166,304
Receivable for Portfolio shares sold	135,086
Securities lending income receivable	85,468
Due from Custodian	56,326
Other assets	26,567

Total assets	1,648,254,557

LIABILITIES
Payable for return of collateral on securities loaned	79,736,916
Payable for securities purchased	1,658,363
Unrealized depreciation on forward foreign currency contracts	1,326,084
Due to broker for futures variation margin	1,074,086
Investment management fees payable	768,174
Payable for Portfolio shares redeemed	607,998
Distribution fees payable – Class IB	235,375
Administrative fees payable	154,449
Accrued India taxes	119,885
Trustees’ fees payable	13,679
Distribution fees payable – Class IA	4,671
Accrued expenses	215,654

Total liabilities	85,915,334

NET ASSETS	$1,562,339,223

Net assets were comprised of:
Paid in capital	$1,020,035,630
Total distributable earnings (loss)	542,303,593

Net assets	$1,562,339,223

Class IA
Net asset value, offering and redemption price per share, $22,328,245 / 1,754,195 shares outstanding (unlimited amount authorized: $0.01 par value)	$12.73

Class IB
Net asset value, offering and redemption price per share, $1,120,567,401 / 87,921,218 shares outstanding (unlimited amount authorized: $0.01 par value)	$12.75

Class K
Net asset value, offering and redemption price per share, $419,443,577 / 32,804,784 shares outstanding (unlimited amount authorized: $0.01 par value)	$12.79

(x)	Includes value of securities on loan of $87,652,365.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2021 (Unaudited)

INVESTMENT INCOME
Dividends ($164,175 of dividend income received from affiliates) (net of $1,930,058 foreign withholding tax)	$19,819,332
Securities lending (net)	583,292

Total income	20,402,624

EXPENSES
Investment management fees	4,522,389
Distribution fees – Class IB	1,384,104
Administrative fees	919,155
Interest expense	389,790
Custodian fees	216,699
Professional fees	67,332
Printing and mailing expenses	52,700
Distribution fees – Class IA	27,145
Trustees’ fees	21,929
Miscellaneous	43,986

Total expenses	7,645,229

NET INVESTMENT INCOME (LOSS)	12,757,395

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities ($569,253 realized gain (loss) from affiliates)	47,394,517
Futures contracts	20,439,463
Forward foreign currency contracts	1,143,480
Foreign currency transactions	219,062

Net realized gain (loss)	69,196,522

Change in unrealized appreciation (depreciation) on:
Investments in securities (net of India tax of $117,086 on unrealized appreciation on investments) ($291,722 of change in unrealized appreciation (depreciation) from affiliates)	58,116,106
Futures contracts	(3,056,352)
Forward foreign currency contracts	(955,581)
Foreign currency translations	(4,652,497)

Net change in unrealized appreciation (depreciation)	49,451,676

NET REALIZED AND UNREALIZED GAIN (LOSS)	118,648,198

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$131,405,593

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31, 2020
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$12,757,395	$14,666,439
Net realized gain (loss)	69,196,522	22,106,737
Net change in unrealized appreciation (depreciation)	49,451,676	77,915,777

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	131,405,593	114,688,953

Distributions to shareholders:
Class IA	—	(660,399)
Class IB	—	(34,061,262)
Class K	—	(13,842,032)

Total distributions to shareholders	—	(48,563,693)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 31,936 and 97,174 shares, respectively ]	396,475	977,724
Capital shares issued in reinvestment of dividends [ 0 and 58,984 shares, respectively ]	—	660,399
Capital shares repurchased [ (79,295) and (198,489) shares, respectively ]	(974,304)	(2,007,021)

Total Class IA transactions	(577,829)	(368,898)

Class IB
Capital shares sold [ 659,130 and 2,097,928 shares, respectively ]	8,100,434	21,020,066
Capital shares issued in reinvestment of dividends [ 0 and 3,038,475 shares, respectively ]	—	34,061,262
Capital shares repurchased [ (5,563,187) and (10,005,843) shares, respectively ]	(68,696,822)	(102,964,600)

Total Class IB transactions	(60,596,388)	(47,883,272)

Class K
Capital shares sold [ 116,237 and 3,244,597 shares, respectively ]	1,437,553	29,373,198
Capital shares issued in reinvestment of dividends [ 0 and 1,231,254 shares, respectively ]	—	13,842,032
Capital shares repurchased [ (2,388,883) and (8,173,304) shares, respectively ]	(29,287,054)	(85,514,240)

Total Class K transactions	(27,849,501)	(42,299,010)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(89,023,718)	(90,551,180)

TOTAL INCREASE (DECREASE) IN NET ASSETS	42,381,875	(24,425,920)
NET ASSETS:
Beginning of period	1,519,957,348	1,544,383,268

End of period	$1,562,339,223	$1,519,957,348

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31,
Class IA			2020	2019	2018	2017	2016
Net asset value, beginning of period	$11.70		$11.15	$9.45	$11.32	$9.11	$9.11

Income (loss) from investment operations:
Net investment income (loss) (e)	0.10		0.10	0.20	0.18	0.16	0.16
Net realized and unrealized gain (loss)	0.93		0.83	1.92	(1.86)	2.23	(0.13)

Total from investment operations	1.03		0.93	2.12	(1.68)	2.39	0.03

Less distributions:
Dividends from net investment income	—		(0.15)	(0.22)	(0.19)	(0.18)	(0.03)
Distributions from net realized gains	—		(0.23)	(0.20)	—	—	—

Total dividends and distributions	—		(0.38)	(0.42)	(0.19)	(0.18)	(0.03)

Net asset value, end of period	$12.73		$11.70	$11.15	$9.45	$11.32	$9.11

Total return (b)	8.80%		8.46%	22.50%	(14.89)%	26.25%	0.29%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$22,328		$21,073	$20,554	$17,831	$21,841	$19,301
Ratio of expenses to average net assets:
After waivers (a)(f)	1.06	%**	1.04%**	1.01%	1.03%	1.04%	1.03%
Before waivers (a)(f)	1.06	%**	1.04%**	1.01%	1.03%	1.04%	1.04%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	1.59%		0.99%	1.87%	1.68%	1.50%	1.76%
Before waivers (a)(f)	1.59%		0.99%	1.87%	1.68%	1.50%	1.75%
Portfolio turnover rate^	7	%(z)	16%	10%	10%	7%	14%

	Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31,
Class IB			2020	2019	2018	2017	2016
Net asset value, beginning of period	$11.71		$11.16	$9.46	$11.33	$9.12	$9.12

Income (loss) from investment operations:
Net investment income (loss) (e)	0.10		0.10	0.20	0.18	0.16	0.16
Net realized and unrealized gain (loss)	0.94		0.83	1.92	(1.86)	2.23	(0.13)

Total from investment operations	1.04		0.93	2.12	(1.68)	2.39	0.03

Less distributions:
Dividends from net investment income	—		(0.15)	(0.22)	(0.19)	(0.18)	(0.03)
Distributions from net realized gains	—		(0.23)	(0.20)	—	—	—

Total dividends and distributions	—		(0.38)	(0.42)	(0.19)	(0.18)	(0.03)

Net asset value, end of period	$12.75		$11.71	$11.16	$9.46	$11.33	$9.12

Total return (b)	8.88%		8.45%	22.47%	(14.88)%	26.22%	0.29%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,120,567		$1,087,227	$1,090,386	$988,129	$1,273,795	$1,114,970
Ratio of expenses to average net assets:
After waivers (a)(f)	1.06	%**	1.04%**	1.01%	1.03%	1.04%	1.03%
Before waivers (a)(f)	1.06	%**	1.04%**	1.01%	1.03%	1.04%	1.04%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	1.59%		1.00%	1.88%	1.68%	1.50%	1.76%
Before waivers (a)(f)	1.59%		1.00%	1.88%	1.68%	1.50%	1.76%
Portfolio turnover rate^	7	%(z)	16%	10%	10%	7%	14%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31,
Class K			2020	2019	2018	2017	2016
Net asset value, beginning of period	$11.74		$11.18	$9.48	$11.35	$9.13	$9.14

Income (loss) from investment operations:
Net investment income (loss) (e)	0.11		0.13	0.23	0.21	0.18	0.18
Net realized and unrealized gain (loss)	0.94		0.83	1.91	(1.86)	2.24	(0.14)

Total from investment operations	1.05		0.96	2.14	(1.65)	2.42	0.04

Less distributions:
Dividends from net investment income	—		(0.17)	(0.24)	(0.22)	(0.20)	(0.05)
Distributions from net realized gains	—		(0.23)	(0.20)	—	—	—

Total dividends and distributions	—		(0.40)	(0.44)	(0.22)	(0.20)	(0.05)

Net asset value, end of period	$12.79		$11.74	$11.18	$9.48	$11.35	$9.13

Total return (b)	8.94%		8.76%	22.71%	(14.61)%	26.59%	0.43%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$419,444		$411,657	$433,444	$397,870	$470,129	$410,363
Ratio of expenses to average net assets:
After waivers (a)(f)	0.81	%**	0.79%**	0.76%	0.78%	0.79%	0.78%
Before waivers (a)(f)	0.81	%**	0.79%**	0.76%	0.78%	0.79%	0.79%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	1.83%		1.26%	2.12%	1.93%	1.75%	2.02%
Before waivers (a)(f)	1.83%		1.26%	2.12%	1.93%	1.75%	2.01%
Portfolio turnover rate^	7	%(z)	16%	10%	10%	7%	14%
**	Includes Interest Expense of 0.05%, 0.02% for the periods ended June 30, 2021 and December 31, 2020, respectively.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2021	Market Value	% of Net Assets
Financials	$246,657,651	14.7%
Consumer Discretionary	246,549,460	14.7
Industrials	244,679,213	14.5
Materials	184,760,924	11.0
Information Technology	176,315,642	10.5
Consumer Staples	172,047,344	10.2
Health Care	140,471,299	8.3
Communication Services	79,525,608	4.7
Energy	75,325,511	4.5
Utilities	53,211,590	3.2
Real Estate	31,677,993	1.9
Repurchase Agreements	18,867,535	1.1
Closed End Funds	5,206,433	0.3
Cash and Other	6,758,099	0.4

		100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IA and Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2021 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/21	Ending Account Value 6/30/21	Expenses Paid During Period* 1/1/21 - 6/30/21
Class IA
Actual	$1,000.00	$1,090.60	$4.06
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.91	3.93
Class IB
Actual	1,000.00	1,091.20	4.06
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.91	3.93
Class K
Actual	1,000.00	1,093.70	2.77
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.15	2.68

* Expenses are equal to the Portfolio’s Class IA, Class IB and Class K shares annualized expense ratio of 0.78%, 0.78% and 0.53%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Australia (11.5%)
Abacus Property Group (REIT) (x)	42,538	$100,489
Adbri Ltd.	40,601	105,657
Afterpay Ltd.*	25,577	2,266,674
AGL Energy Ltd.	68,360	420,386
ALS Ltd.	52,848	516,819
Altium Ltd.	13,340	367,059
Alumina Ltd. (x)	255,170	314,795
AMP Ltd.	373,099	314,781
Ampol Ltd.	26,125	552,703
Ansell Ltd.	14,077	459,337
APA Group	129,329	863,214
Appen Ltd.	12,391	126,380
ARB Corp. Ltd.	8,350	270,459
Aristocrat Leisure Ltd.	69,845	2,257,065
ASX Ltd.	21,189	1,234,866
Atlas Arteria Ltd.	105,158	502,359
AUB Group Ltd.	8,387	140,829
Aurizon Holdings Ltd.	201,349	561,726
AusNet Services Ltd.	202,216	265,391
Australia & New Zealand Banking Group Ltd.	311,250	6,570,828
Bank of Queensland Ltd.	70,208	479,664
Bapcor Ltd.	36,828	234,763
Beach Energy Ltd.	174,064	161,869
Bega Cheese Ltd.	33,398	147,526
Bendigo & Adelaide Bank Ltd.	58,018	456,426
BHP Group Ltd.	322,222	11,736,959
BHP Group plc	337,405	9,941,399
Bingo Industries Ltd. (m)	48,715	125,311
Blackmores Ltd.	1,743	96,037
BlueScope Steel Ltd.	55,306	910,829
Boral Ltd.*	112,753	621,509
Brambles Ltd.	160,836	1,379,881
Breville Group Ltd.	10,502	235,570
Brickworks Ltd.	9,414	176,995
BWP Trust (REIT)	52,583	167,992
carsales.com Ltd.	30,840	457,018
Centuria Industrial REIT (REIT)	49,631	138,461
Chalice Mining Ltd.*	29,990	166,883
Challenger Ltd.	62,133	252,088
Champion Iron Ltd.*	35,950	172,009
Charter Hall Group (REIT)	51,078	594,508
Charter Hall Long Wale REIT (REIT)	61,595	219,418
Charter Hall Retail REIT (REIT)	54,838	156,278
CIMIC Group Ltd. (x)	7,962	118,108
Cleanaway Waste Management Ltd.	223,414	442,330
Clinuvel Pharmaceuticals Ltd. (x)	4,832	111,249
Cochlear Ltd.	7,200	1,358,927
Codan Ltd.	12,979	175,497
Coles Group Ltd.	145,907	1,870,038
Collins Foods Ltd.	12,234	105,236
Commonwealth Bank of Australia	194,053	14,534,086
Computershare Ltd.	61,932	784,936
Corporate Travel Management Ltd. (x)*	12,214	196,846
Costa Group Holdings Ltd.	42,845	106,356
Costa Group Holdings Ltd.*	6,769	16,803
Credit Corp. Group Ltd.	7,486	166,908
Cromwell Property Group (REIT)	206,137	135,268
Crown Resorts Ltd.*	39,205	350,175
CSL Ltd.	49,769	10,644,506
CSR Ltd.	53,458	230,923
Deterra Royalties Ltd.	46,243	156,060
Dexus (REIT)	119,205	953,874
Domain Holdings Australia Ltd.*	26,050	100,807
Domino’s Pizza Enterprises Ltd.	6,927	626,038
Downer EDI Ltd.	76,810	322,004
Eagers Automotive Ltd. (x)	18,853	234,139
Elders Ltd.	17,406	150,769
EML Payments Ltd.*	37,510	97,895
Endeavour Group Ltd.*	138,407	652,892
Evolution Mining Ltd.	186,896	630,732
Flight Centre Travel Group Ltd. (x)*	17,060	189,993
Fortescue Metals Group Ltd.	181,862	3,183,282
G8 Education Ltd.*	89,737	67,635
Glencore plc*	1,953,445	8,361,959
Gold Road Resources Ltd.	95,530	90,270
Goodman Group (REIT)	183,888	2,919,487
GPT Group (The) (REIT)	213,067	782,969
GrainCorp Ltd., Class A	25,011	96,786
Growthpoint Properties Australia Ltd. (REIT)	31,267	95,436
GUD Holdings Ltd. (x)	10,521	94,604
Harvey Norman Holdings Ltd.	74,401	305,768
Healius Ltd.	57,299	198,958
HUB24 Ltd.	7,096	151,720
IDP Education Ltd.	18,406	338,740
IGO Ltd.	73,916	422,956
Iluka Resources Ltd.	46,615	319,874
Incitec Pivot Ltd.	210,860	376,360
Ingenia Communities Group (REIT)	32,042	147,544
Inghams Group Ltd. (x)	40,297	120,279
Insurance Australia Group Ltd.	269,636	1,043,422
InvoCare Ltd. (x)	16,100	139,698
IOOF Holdings Ltd.	65,244	208,930
IPH Ltd.	23,290	136,237
IRESS Ltd.	21,189	205,149
JB Hi-Fi Ltd.	12,600	477,949
Kogan.com Ltd. (x)	9,310	80,852
Lendlease Corp. Ltd.	75,240	646,645
Link Administration Holdings Ltd.	58,078	219,520
Lynas Rare Earths Ltd.*	98,890	423,468
Macquarie Group Ltd.	37,202	4,364,341
Magellan Financial Group Ltd.	15,687	633,634
Medibank Pvt Ltd.	301,236	713,882
Megaport Ltd.*	15,730	217,413
Mesoblast Ltd.*	58,554	86,947
Metcash Ltd.	110,184	329,704
Mineral Resources Ltd.	18,192	733,043
Mirvac Group (REIT)	430,695	943,159
Monadelphous Group Ltd.	10,615	83,190
Nanosonics Ltd. (x)*	28,880	127,136
National Australia Bank Ltd.	360,645	7,091,611

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
National Storage REIT (REIT)	118,232	$175,563
Nearmap Ltd. (x)*	50,454	70,379
Netwealth Group Ltd.	9,773	125,697
Newcrest Mining Ltd.	89,316	1,693,318
NEXTDC Ltd.*	50,161	446,152
nib holdings Ltd.	50,103	244,612
Nickel Mines Ltd.	146,201	108,547
Nine Entertainment Co. Holdings Ltd.	159,227	347,490
Northern Star Resources Ltd.	127,565	935,627
NRW Holdings Ltd.	47,124	51,774
Nufarm Ltd.*	34,109	117,157
Nuix Ltd.*	21,391	35,453
Oil Search Ltd.	202,277	577,968
Omni Bridgeway Ltd. (x)	28,613	80,469
Orica Ltd.	44,649	444,674
Origin Energy Ltd.	192,643	651,572
Orocobre Ltd.*	32,311	156,779
Orora Ltd.	100,895	251,968
OZ Minerals Ltd.	36,307	612,095
Pendal Group Ltd.	31,464	190,187
Perpetual Ltd.	6,211	186,550
Perseus Mining Ltd.*	133,152	145,792
Pilbara Minerals Ltd.*	246,110	267,627
Platinum Asset Management Ltd.	32,484	119,614
PointsBet Holdings Ltd.*	17,752	170,142
PolyNovo Ltd. (x)*	71,998	152,266
Premier Investments Ltd.	11,119	238,070
Pro Medicus Ltd.	5,331	234,762
Qantas Airways Ltd.*	206,298	720,963
QBE Insurance Group Ltd.	160,885	1,301,875
Qube Holdings Ltd.	206,582	491,116
Ramelius Resources Ltd.	88,374	112,338
Ramsay Health Care Ltd.	20,328	959,672
REA Group Ltd.	5,520	699,738
Redbubble Ltd.*	25,100	67,954
Reece Ltd. (x)	31,129	551,180
Regis Resources Ltd.	82,294	145,651
Rio Tinto Ltd.	40,605	3,856,406
Rio Tinto plc	176,338	14,511,298
Santos Ltd.	205,064	1,090,355
Scentre Group (REIT)	567,730	1,166,607
SEEK Ltd.	38,770	963,564
Seven Group Holdings Ltd.	17,007	259,552
Shopping Centres Australasia Property Group (REIT)	118,134	223,258
Silver Lake Resources Ltd.*	95,709	119,150
Sonic Healthcare Ltd.	52,392	1,508,789
South32 Ltd.	522,925	1,149,051
Spark Infrastructure Group	187,629	316,603
St Barbara Ltd.	76,291	97,551
Star Entertainment Grp Ltd. (The)*	93,719	259,350
Steadfast Group Ltd.	94,995	313,463
Stockland (REIT)	261,102	912,491
Suncorp Group Ltd.	140,270	1,168,722
Super Retail Group Ltd.	17,407	168,532
Sydney Airport*	295,187	1,281,764
Tabcorp Holdings Ltd.	242,513	942,100
Technology One Ltd.	29,374	205,090
Telstra Corp. Ltd.	1,300,904	3,668,305
TPG Telecom Ltd.	40,266	189,036
Transurban Group	299,486	3,196,051
Treasury Wine Estates Ltd.	78,959	691,635
United Malt Grp Ltd.	30,281	101,737
Uniti Group Ltd.*	72,931	181,039
Vicinity Centres (REIT)	420,090	486,747
Virgin Australia International Holdings Pty. Ltd. (r)*	190,064	—
Viva Energy Group Ltd. (m)	95,994	138,942
Vocus Group Ltd.*	67,486	278,361
Washington H Soul Pattinson & Co. Ltd. (x)	13,629	344,757
Waypoint REIT (REIT)	85,227	167,460
Webjet Ltd.*	36,252	133,489
Wesfarmers Ltd.	124,021	5,496,864
Westgold Resources Ltd.*	45,130	63,629
Westpac Banking Corp.	401,276	7,767,182
Whitehaven Coal Ltd.*	95,996	139,665
WiseTech Global Ltd.	17,248	413,019
Woodside Petroleum Ltd.	105,250	1,753,085
Woolworths Group Ltd.	138,407	3,957,830
Worley Ltd.	35,116	314,970
Zip Co. Ltd.*	44,112	250,429

		193,815,881

Austria (0.1%)
Mondi plc	78,618	2,067,381

Belgium (0.7%)
Anheuser-Busch InBev SA/NV	161,483	11,643,806

Chile (0.1%)
Antofagasta plc	56,147	1,114,926

China (0.5%)
Prosus NV*	84,781	8,290,633

Finland (0.4%)
Kone OYJ, Class B	77,307	6,306,674

France (13.8%)
Air Liquide SA	90,313	15,812,709
Airbus SE*	110,590	14,219,964
BNP Paribas SA	378,756	23,744,442
Danone SA	123,818	8,716,537
Engie SA	354,551	4,857,404
EssilorLuxottica SA	56,749	10,473,035
Kering SA	13,973	12,210,973
L’Oreal SA	46,572	20,752,709
LVMH Moet Hennessy Louis Vuitton SE	50,545	39,634,178
Pernod Ricard SA	39,125	8,684,670
Safran SA	72,309	10,024,767
Sanofi	217,498	22,787,890
TotalEnergies SE (x)	501,409	22,684,892
Unibail-Rodamco-Westfield (CHDI) (REIT)*	23,332	99,388
Vinci SA	112,780	12,034,263
Vivendi SE (x)	146,832	4,932,424

		231,670,245

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Germany (11.8%)
adidas AG	35,598	$13,249,822
Allianz SE (Registered)	78,609	19,602,194
BASF SE	175,118	13,796,011
Bayer AG (Registered)	187,310	11,373,886
Bayerische Motoren Werke AG	61,096	6,470,026
Daimler AG (Registered)	160,061	14,291,362
Deutsche Boerse AG	36,226	6,322,973
Deutsche Post AG (Registered)	187,835	12,775,526
Deutsche Telekom AG (Registered)	618,231	13,057,397
Infineon Technologies AG	248,989	9,984,973
Just Eat Takeaway.com NV (m)*	29,306	2,712,869
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	26,712	7,315,053
SAP SE	208,253	29,345,874
Siemens AG (Registered)	142,647	22,600,979
Volkswagen AG (Preference) (q)	34,904	8,741,023
Vonovia SE	101,106	6,536,209

		198,176,177

Ireland (1.6%)
CRH plc (Irish Stock Exchange)	127,321	6,440,823
CRH plc (London Stock Exchange)	151,602	7,639,888
Flutter Entertainment plc (Dublin Stock Exchange)*	31,572	5,716,553
Flutter Entertainment plc (London Stock Exchange)*	26,904	4,892,083
Smurfit Kappa Group plc	42,076	2,286,243

		26,975,590

Italy (1.7%)
Enel SpA	1,481,130	13,754,949
Eni SpA	478,946	5,832,438
Intesa Sanpaolo SpA	3,477,922	9,606,732

		29,194,119

Japan (23.1%)
77 Bank Ltd. (The)	5,460	59,861
ABC-Mart, Inc.	3,700	212,152
Acom Co. Ltd.	43,220	188,294
Adastria Co. Ltd.	4,221	77,129
ADEKA Corp.	11,400	213,952
Advantest Corp.	11,901	1,072,317
Aeon Co. Ltd.	63,070	1,694,621
Aeon Delight Co. Ltd.	2,300	72,150
AEON Financial Service Co. Ltd.	15,900	187,345
Aeon Hokkaido Corp.	6,749	68,830
Aeon Mall Co. Ltd.	9,610	148,006
AGC, Inc. (x)	15,013	629,737
Ai Holdings Corp.	4,238	83,543
Aica Kogyo Co. Ltd.	6,000	210,901
Aichi Bank Ltd. (The)	1,720	42,839
Aichi Steel Corp.	2,010	55,182
Aiful Corp.	20,636	71,143
Ain Holdings, Inc.	2,920	182,147
Air Water, Inc.	14,881	228,784
Aisan Industry Co. Ltd.	7,700	61,062
Aisin Corp.	13,560	579,774
Ajinomoto Co., Inc.	36,886	957,552
Alfresa Holdings Corp.	21,104	315,150
Alpen Co. Ltd. (x)	4,000	106,323
Alps Alpine Co. Ltd.	16,017	169,116
Amada Co. Ltd.	27,419	277,164
Amano Corp.	5,299	133,602
ANA Holdings, Inc.*	40,993	963,803
Anritsu Corp. (x)	11,754	219,115
Aozora Bank Ltd. (x)	10,221	228,626
Arcs Co. Ltd.	1,737	37,775
Ariake Japan Co. Ltd.	1,540	95,509
ARTERIA Networks Corp.	4,611	74,958
As One Corp.	1,477	192,909
Asahi Group Holdings Ltd. (x)	34,980	1,634,468
Asahi Holdings, Inc.	5,730	116,875
Asahi Intecc Co. Ltd.	18,475	441,690
Asahi Kasei Corp.	108,031	1,186,839
Asics Corp.	15,186	384,383
ASKUL Corp.	4,548	70,905
Astellas Pharma, Inc.	141,461	2,463,264
Autobacs Seven Co. Ltd.	5,122	68,143
Awa Bank Ltd. (The)	2,224	40,238
Azbil Corp.	10,224	423,795
Bandai Namco Holdings, Inc.	13,264	920,284
Bank of Kyoto Ltd. (The)	7,170	325,278
BayCurrent Consulting, Inc.	955	342,990
Bell System24 Holdings, Inc.	2,096	32,979
Belluna Co. Ltd.	5,056	44,464
Benefit One, Inc.	4,737	149,024
Benesse Holdings, Inc.	5,297	131,740
BeNext-Yumeshin Group Co.	8,625	98,986
Bic Camera, Inc.	10,045	101,178
BML, Inc.	2,830	96,545
Bridgestone Corp. (x)	43,978	2,001,069
Brother Industries Ltd.	20,322	405,544
Calbee, Inc.	7,612	175,543
Canon Electronics, Inc.	2,833	43,759
Canon Marketing Japan, Inc. (x)	5,165	120,088
Canon, Inc. (x)	82,186	1,859,070
Capcom Co. Ltd.	16,114	471,403
Casio Computer Co. Ltd.	17,200	287,505
Central Glass Co. Ltd.	3,878	74,282
Central Japan Railway Co.	13,836	2,098,534
Change, Inc. (x)*	2,256	60,616
Chiba Bank Ltd. (The)	61,187	368,460
Chiyoda Co. Ltd.	3,062	24,392
Chofu Seisakusho Co. Ltd.	3,200	57,608
Chubu Electric Power Co., Inc.	50,913	622,349
Chudenko Corp.	4,078	83,729
Chugai Pharmaceutical Co. Ltd.	49,839	1,974,808
Chugoku Bank Ltd. (The)	14,402	109,413
Chugoku Electric Power Co., Inc. (The) (x)	24,265	221,475
Citizen Watch Co. Ltd.	19,990	73,774
CKD Corp.	4,836	101,861
Cleanup Corp.	10,500	50,943
Coca-Cola Bottlers Japan Holdings, Inc. (x)	14,253	222,721
cocokara fine, Inc. (x)	2,255	168,473
COLOPL, Inc.	5,212	38,799
Colowide Co. Ltd. (x)	5,764	102,781
Computer Engineering & Consulting Ltd.	2,317	33,057

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
COMSYS Holdings Corp.	10,500	$290,630
Concordia Financial Group Ltd.	96,536	353,663
CONEXIO Corp.	7,492	101,157
Cosel Co. Ltd.	4,700	44,464
Cosmo Energy Holdings Co. Ltd.	4,694	107,616
Cosmos Pharmaceutical Corp.	1,446	212,159
Create Restaurants Holdings, Inc. (x)*	11,134	91,401
Create SD Holdings Co. Ltd.	2,762	82,043
Credit Saison Co. Ltd. (x)	13,432	163,706
CyberAgent, Inc.	39,456	847,046
Cybozu, Inc. (x)	2,098	44,549
Dai Nippon Printing Co. Ltd.	21,778	460,475
Daibiru Corp.	4,951	62,481
Daicel Corp.	29,000	238,589
Daido Steel Co. Ltd.	2,591	128,040
Daifuku Co. Ltd.	8,504	772,360
Daihen Corp.	2,153	89,632
Daiho Corp.	2,932	106,227
Dai-ichi Life Holdings, Inc.	83,563	1,529,926
Daiichi Sankyo Co. Ltd.	126,613	2,728,969
Daiichikosho Co. Ltd.	3,149	120,892
Daikin Industries Ltd.	20,705	3,856,037
Daio Paper Corp.	8,061	133,437
Daiseki Co. Ltd.	1,930	86,689
Daishi Hokuetsu Financial Group, Inc.	3,188	69,244
Daito Trust Construction Co. Ltd.	6,252	683,755
Daiwa House Industry Co. Ltd.	46,442	1,394,159
Daiwa Securities Group, Inc.	131,703	723,273
Daiwabo Holdings Co. Ltd.	8,725	149,769
DCM Holdings Co. Ltd.	10,117	96,348
DeNA Co. Ltd.	9,759	207,399
Denka Co. Ltd.	5,919	196,865
Denso Corp.	36,640	2,499,613
Dentsu Group, Inc. (x)	18,243	652,738
Descente Ltd.*	4,643	129,350
Dexerials Corp.	5,453	115,053
DIC Corp. (x)	8,900	224,713
Digital Arts, Inc. (x)	1,151	87,650
Digital Garage, Inc.	3,387	152,285
Dip Corp.	3,520	108,837
Disco Corp.	2,159	659,778
DMG Mori Co. Ltd.	11,229	201,545
Doutor Nichires Holdings Co. Ltd.	5,044	77,820
Dowa Holdings Co. Ltd.	5,600	220,532
DTS Corp.	4,573	108,876
Duskin Co. Ltd.	5,723	130,538
Earth Corp.	1,236	71,760
East Japan Railway Co.	29,290	2,089,940
Ebara Corp. (x)	8,388	413,001
EDION Corp. (x)	8,339	81,442
eGuarantee, Inc.	2,719	57,491
Eisai Co. Ltd.	17,720	1,742,572
Eizo Corp.	2,633	117,673
Elecom Co. Ltd.	4,016	75,263
Electric Power Development Co. Ltd. (x)	14,178	202,278
ENEOS Holdings, Inc.	250,349	1,047,637
en-japan, Inc.	2,579	91,697
euglena Co. Ltd.*	9,207	75,748
Exedy Corp.	3,400	49,855
Ezaki Glico Co. Ltd. (x)	4,571	170,340
Fancl Corp.	6,642	215,232
FANUC Corp.	14,076	3,394,990
Fast Retailing Co. Ltd.	2,169	1,632,778
FCC Co. Ltd.	3,752	54,645
Food & Life Cos. Ltd.	9,290	400,968
FP Corp.	4,036	149,858
Fudo Tetra Corp.	6,411	101,969
Fuji Co. Ltd.	3,400	59,862
Fuji Corp.	5,877	134,473
Fuji Electric Co. Ltd.	9,979	466,187
Fuji Kyuko Co. Ltd.	2,194	105,064
Fuji Media Holdings, Inc.	20,394	226,529
Fuji Oil Holdings, Inc.	4,030	95,876
Fuji Seal International, Inc.	4,611	96,665
Fuji Soft, Inc. (x)	1,853	92,904
FUJIFILM Holdings Corp.	28,186	2,090,323
Fujikura Ltd.*	21,309	98,973
Fujimi, Inc.	1,257	57,252
Fujitec Co. Ltd.	6,579	145,917
Fujitsu General Ltd.	6,319	167,623
Fujitsu Ltd.	14,430	2,701,688
Fukui Computer Holdings, Inc.	1,895	71,641
Fukuoka Financial Group, Inc.	16,400	286,238
Fukuyama Transporting Co. Ltd.	2,128	79,013
Funai Soken Holdings, Inc. (x)	3,831	83,037
Furukawa Electric Co. Ltd.	7,000	174,346
Fuso Chemical Co. Ltd.	2,852	105,254
Futaba Industrial Co. Ltd.	9,500	44,723
Future Corp.	4,909	88,905
Fuyo General Lease Co. Ltd.	2,579	162,965
giftee, Inc.*	972	30,972
Giken Ltd.	1,041	42,448
Glory Ltd.	4,557	94,467
GMO GlobalSign Holdings KK	955	40,445
GMO internet, Inc.	7,656	208,809
GMO Payment Gateway, Inc.	3,387	441,153
Goldwin, Inc. (x)	2,916	171,398
Gree, Inc.	19,104	101,113
GS Yuasa Corp.	5,471	139,613
GungHo Online Entertainment, Inc.	3,785	75,329
Gunma Bank Ltd. (The)	32,555	102,563
H.U. Group Holdings, Inc.	6,996	180,355
H2O Retailing Corp. (x)	9,500	77,047
Hachijuni Bank Ltd. (The)	43,000	138,566
Hakuhodo DY Holdings, Inc.	27,115	420,777
Hamamatsu Photonics KK	11,935	719,785
Hankyu Hanshin Holdings, Inc.	21,021	648,066
Hanwa Co. Ltd.	3,534	102,112
Haseko Corp.	16,475	225,707
Hazama Ando Corp.	13,966	102,833
Heiwa Corp.	4,550	80,560
Heiwa Real Estate Co. Ltd.	4,329	163,270
Hikari Tsushin, Inc.	1,831	321,552
Hino Motors Ltd.	22,963	201,943
Hirogin Holdings, Inc.	36,500	192,200
Hirose Electric Co. Ltd.	2,789	407,950
HIS Co. Ltd. (x)*	3,292	71,325

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Hisamitsu Pharmaceutical Co., Inc.	5,579	$274,694
Hitachi Construction Machinery Co. Ltd.	6,567	200,684
Hitachi Ltd.	77,318	4,427,020
Hitachi Metals Ltd.	19,279	368,591
Hitachi Transport System Ltd.	3,481	144,291
Hitachi Zosen Corp.	5,206	33,599
Hokuetsu Corp.	13,526	70,251
Hokuhoku Financial Group, Inc.	12,487	91,156
Hokuriku Electric Power Co.	21,850	119,187
Honda Motor Co. Ltd.	126,694	4,048,460
Horiba Ltd. (x)	3,816	247,313
Hoshizaki Corp.	4,864	413,305
House Foods Group, Inc.	8,400	256,699
Hoya Corp.	32,242	4,274,942
Hulic Co. Ltd. (x)	35,049	394,358
Hyakujushi Bank Ltd. (The)	2,900	38,059
Ibiden Co. Ltd.	7,715	415,976
Ichibanya Co. Ltd.	1,268	58,096
Ichigo, Inc.	26,101	82,700
Idemitsu Kosan Co. Ltd.	18,720	452,097
IHI Corp.*	10,832	257,016
Iida Group Holdings Co. Ltd.	15,482	398,564
Inaba Denki Sangyo Co. Ltd.	6,062	141,107
Inabata & Co. Ltd.	6,373	98,152
Infocom Corp.	2,107	58,130
Infomart Corp.	19,428	159,313
Information Services International-Dentsu Ltd.	2,820	116,257
Inpex Corp. (x)	88,887	663,282
Internet Initiative Japan, Inc.	4,626	143,658
IR Japan Holdings Ltd.	856	107,795
Iriso Electronics Co. Ltd.	1,764	85,108
Iseki & Co. Ltd.*	4,100	54,620
Isetan Mitsukoshi Holdings Ltd.	35,742	249,015
Isuzu Motors Ltd.	47,274	624,249
Ito En Ltd.	5,017	297,601
ITOCHU Corp. (x)	110,850	3,192,943
Itochu Enex Co. Ltd.	5,640	50,209
Itochu Techno-Solutions Corp.	7,982	247,159
Itoham Yonekyu Holdings, Inc.	12,689	81,666
Iwatani Corp.	3,794	227,445
Iyo Bank Ltd. (The)	24,000	117,953
Izumi Co. Ltd.	3,455	129,996
J Front Retailing Co. Ltd.	22,829	202,408
JAC Recruitment Co. Ltd.	4,065	65,167
JAFCO Group Co. Ltd.	2,473	153,818
Japan Airlines Co. Ltd.*	37,002	799,692
Japan Airport Terminal Co. Ltd.	5,238	235,273
Japan Aviation Electronics Industry Ltd.	6,944	122,697
Japan Cash Machine Co. Ltd. (x)	6,102	30,759
Japan Display, Inc. (x)*	231,888	79,317
Japan Elevator Service Holdings Co. Ltd.	4,050	94,128
Japan Exchange Group, Inc.	46,186	1,026,864
Japan Lifeline Co. Ltd.	7,771	94,501
Japan Material Co. Ltd.	5,450	66,276
Japan Petroleum Exploration Co. Ltd.	2,682	48,211
Japan Post Bank Co. Ltd.	46,500	390,517
Japan Post Holdings Co. Ltd.*	115,943	950,024
Japan Post Insurance Co. Ltd.	19,609	362,545
Japan Pulp & Paper Co. Ltd.	2,543	80,803
Japan Steel Works Ltd. (The)	6,516	167,394
Japan Tobacco, Inc. (x)	89,006	1,681,256
JCR Pharmaceuticals Co. Ltd.	5,088	171,287
JCU Corp.	1,541	49,658
Jeol Ltd. (x)	3,266	191,089
JFE Holdings, Inc.	43,004	503,607
JGC Holdings Corp.	18,595	173,238
JINS Holdings, Inc. (x)	771	59,059
Joyful Honda Co. Ltd. (x)	6,398	77,977
JSR Corp.	16,517	499,547
JTEKT Corp.	17,798	182,474
Juroku Bank Ltd. (The)	3,200	56,341
Justsystems Corp.	2,992	176,135
JVCKenwood Corp.	19,300	41,173
Kadokawa Corp.	3,736	151,666
Kaga Electronics Co. Ltd.	3,589	96,206
Kagome Co. Ltd.	8,701	229,557
Kajima Corp.	40,971	518,891
Kakaku.com, Inc.	13,130	396,518
Kaken Pharmaceutical Co. Ltd.	2,834	121,426
Kameda Seika Co. Ltd.	1,676	66,832
Kamigumi Co. Ltd.	8,622	174,854
Kanamoto Co. Ltd.	2,948	67,879
Kandenko Co. Ltd.	10,184	79,477
Kaneka Corp.	6,200	249,741
Kanematsu Corp.	8,108	107,795
Kanematsu Electronics Ltd.	935	30,214
Kansai Electric Power Co., Inc. (The)	65,172	621,538
Kansai Paint Co. Ltd.	18,311	466,614
Kao Corp. (x)	38,528	2,370,394
Katakura Industries Co. Ltd.	7,200	96,436
Katitas Co. Ltd.	5,812	163,225
Kato Sangyo Co. Ltd.	2,563	78,093
Kawasaki Heavy Industries Ltd.*	12,529	267,846
Kawasaki Kisen Kaisha Ltd.*	5,681	204,290
KDDI Corp.	126,201	3,936,149
Keihan Holdings Co. Ltd.	8,105	245,131
Keikyu Corp.	24,606	300,778
Keio Corp.	8,634	507,494
Keisei Electric Railway Co. Ltd.	13,333	425,451
Kewpie Corp.	13,000	291,723
Key Coffee, Inc.	4,000	75,107
Keyence Corp.	15,892	8,020,743
KH Neochem Co. Ltd.	3,353	77,898
Kikkoman Corp.	12,176	803,367
Kinden Corp.	15,000	244,926
Kintetsu Department Store Co. Ltd.*	2,816	77,437
Kintetsu Group Holdings Co. Ltd.*	15,762	553,326
Kintetsu World Express, Inc.	3,932	82,749
Kirin Holdings Co. Ltd. (x)	70,836	1,381,077
Kissei Pharmaceutical Co. Ltd.	3,193	61,880
Kitano Construction Corp.	2,956	61,863
Kiyo Bank Ltd. (The)	3,600	46,566

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Kobayashi Pharmaceutical Co. Ltd.	4,615	$394,224
Kobe Bussan Co. Ltd.	10,912	343,778
Kobe Steel Ltd.	33,016	211,894
Koei Tecmo Holdings Co. Ltd.	5,514	269,012
Kohnan Shoji Co. Ltd.	2,315	79,601
Koito Manufacturing Co. Ltd.	9,589	596,426
Kokuyo Co. Ltd. (x)	7,982	124,657
Komatsu Ltd.	75,376	1,872,951
KOMEDA Holdings Co. Ltd.	5,284	98,455
Komeri Co. Ltd.	3,475	81,890
Komori Corp.	7,900	57,813
Konami Holdings Corp.	6,450	387,250
Konica Minolta, Inc.	43,791	242,024
Konoike Transport Co. Ltd.	6,036	65,850
Kose Corp.	3,360	528,672
Kotobuki Spirits Co. Ltd.	1,845	119,241
K’s Holdings Corp.	17,800	204,605
Kubota Corp. (x)	83,741	1,693,740
Kumagai Gumi Co. Ltd.	3,271	82,441
Kumiai Chemical Industry Co. Ltd.	9,350	71,538
Kura Sushi, Inc. (x)	3,446	144,236
Kuraray Co. Ltd. (x)	28,183	270,681
Kureha Corp.	1,321	76,457
Kurita Water Industries Ltd.	9,006	432,080
Kusuri no Aoki Holdings Co. Ltd.	1,785	130,145
KYB Corp.*	1,923	65,084
Kyocera Corp.	24,443	1,511,090
Kyoritsu Maintenance Co. Ltd.	2,670	87,001
Kyowa Exeo Corp.	9,800	241,262
Kyowa Kirin Co. Ltd.	18,509	656,424
Kyudenko Corp.	3,588	115,138
Kyushu Electric Power Co., Inc.	31,604	243,228
Kyushu Financial Group, Inc.	34,349	121,201
Kyushu Railway Co.	11,748	265,003
Lasertec Corp.	7,231	1,405,259
Lawson, Inc.	5,088	235,405
Life Corp.	3,189	101,186
Link And Motivation, Inc. (x)	10,606	74,656
Lintec Corp.	4,900	106,296
Lion Corp.	21,636	366,524
Lixil Corp.	24,010	620,917
M&A Capital Partners Co. Ltd.*	1,564	76,303
M3, Inc.	27,037	1,974,447
Mabuchi Motor Co. Ltd. (x)	4,526	171,108
Macnica Fuji Electronics Holdings, Inc.	4,767	114,611
Maeda Corp. (x)	15,009	130,102
Maeda Kosen Co. Ltd.	3,173	99,678
Maeda Road Construction Co. Ltd.	5,963	117,118
Makino Milling Machine Co. Ltd.	2,098	84,604
Makita Corp.	22,583	1,063,136
Mandom Corp.	4,216	78,555
Mani, Inc.	7,470	171,192
Marubeni Corp.	155,762	1,354,531
Maruha Nichiro Corp.	3,726	79,185
Marui Group Co. Ltd.	15,023	282,353
Maruichi Steel Tube Ltd.	7,800	183,178
Maruwa Co. Ltd.	889	89,544
Maruwa Unyu Kikan Co. Ltd. (x)	4,260	60,548
Marvelous, Inc.	10,228	72,732
Matsuda Sangyo Co. Ltd.	4,000	77,303
Matsui Securities Co. Ltd.	11,730	85,524
Matsumotokiyoshi Holdings Co. Ltd. (x)	7,600	335,551
Matsuya Co. Ltd.	7,173	60,434
Max Co. Ltd.	6,000	98,402
Maxell Holdings Ltd.*	5,700	63,724
Mazda Motor Corp.*	57,715	542,369
Mebuki Financial Group, Inc.	104,665	220,456
Medipal Holdings Corp.	17,687	337,835
MedPeer, Inc.*	1,059	41,990
Megmilk Snow Brand Co. Ltd.	3,437	65,402
Meidensha Corp.	4,400	87,489
Meiji Holdings Co. Ltd.	10,929	654,196
Meitec Corp.	1,939	104,896
Melco Holdings, Inc.	2,177	103,858
Menicon Co. Ltd.	2,482	174,262
METAWATER Co. Ltd.	3,652	69,329
Milbon Co. Ltd.	2,308	130,467
Mimasu Semiconductor Industry Co. Ltd.	3,269	80,655
Minebea Mitsumi, Inc.	30,892	817,243
Mirait Holdings Corp.	5,285	93,764
Miroku Jyoho Service Co. Ltd.	2,998	43,043
MISUMI Group, Inc.	20,444	691,925
Mitani Sekisan Co. Ltd.	1,611	61,195
Mitsubishi Chemical Holdings Corp.	108,956	915,527
Mitsubishi Corp.	96,169	2,621,178
Mitsubishi Electric Corp.	159,404	2,313,686
Mitsubishi Estate Co. Ltd.	103,914	1,680,377
Mitsubishi Gas Chemical Co., Inc.	14,524	308,012
Mitsubishi HC Capital, Inc.	60,887	326,097
Mitsubishi Heavy Industries Ltd.	27,889	820,641
Mitsubishi Logisnext Co. Ltd.	10,284	94,143
Mitsubishi Logistics Corp.	4,975	147,331
Mitsubishi Materials Corp.	14,300	285,112
Mitsubishi Motors Corp.*	75,000	210,631
Mitsubishi Pencil Co. Ltd.	3,972	51,413
Mitsubishi Shokuhin Co. Ltd.	3,000	75,854
Mitsubishi UFJ Financial Group, Inc.	1,092,962	5,903,835
Mitsuboshi Belting Ltd.	4,120	64,899
Mitsui & Co. Ltd.	128,246	2,886,531
Mitsui Chemicals, Inc.	14,798	510,827
Mitsui Fudosan Co. Ltd.	72,094	1,669,723
Mitsui High-Tec, Inc.	2,493	143,393
Mitsui Mining & Smelting Co. Ltd.	5,900	163,572
Mitsui OSK Lines Ltd.	10,794	518,835
Mitsui-Soko Holdings Co. Ltd.	4,931	112,118
Miura Co. Ltd.	8,004	346,904
Mixi, Inc.	3,456	91,148
Mizuho Financial Group, Inc.	215,656	3,081,632
Mizuho Leasing Co. Ltd.	1,996	67,285
Mizuno Corp.	4,444	94,484
Mochida Pharmaceutical Co. Ltd.	2,534	83,026

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Modec, Inc.	4,782	$88,585
Monex Group, Inc.	14,185	95,507
MonotaRO Co. Ltd.	23,996	568,068
Morinaga & Co. Ltd.	4,247	135,711
Morinaga Milk Industry Co. Ltd.	3,908	203,675
Morita Holdings Corp.	3,388	48,764
MOS Food Services, Inc.	3,648	99,660
MS&AD Insurance Group Holdings, Inc.	38,415	1,109,279
Murata Manufacturing Co. Ltd.	47,267	3,608,792
Musashi Seimitsu Industry Co. Ltd.	5,616	125,064
Nabtesco Corp. (x)	11,042	417,448
Nachi-Fujikoshi Corp.	2,183	76,831
Nagase & Co. Ltd.	11,432	170,613
Nagawa Co. Ltd.	1,145	88,636
Nagoya Railroad Co. Ltd.	12,958	240,976
Nankai Electric Railway Co. Ltd.	9,800	209,329
NEC Corp.	20,187	1,039,377
NEC Networks & System Integration Corp.	5,600	88,465
NET One Systems Co. Ltd.	7,723	254,780
Nexon Co. Ltd.	40,874	910,968
Nextage Co. Ltd.	6,335	107,318
NGK Insulators Ltd.	22,442	376,542
NGK Spark Plug Co. Ltd.	12,240	181,350
NH Foods Ltd.	6,942	269,944
NHK Spring Co. Ltd.	25,000	205,230
Nichias Corp.	5,487	138,045
Nichicon Corp.	6,001	64,550
Nichiha Corp.	3,077	78,189
Nichirei Corp.	9,587	251,897
Nidec Corp.	38,987	4,518,274
Nifco, Inc.	5,877	221,918
Nihon Kohden Corp.	7,968	227,360
Nihon M&A Center, Inc.	24,742	641,628
Nihon Parkerizing Co. Ltd.	12,170	121,486
Nihon Unisys Ltd.	5,369	161,416
Nihon Yamamura Glass Co. Ltd.	5,562	45,660
Nikkon Holdings Co. Ltd.	9,000	195,886
Nikon Corp.	26,926	287,207
Nintendo Co. Ltd.	9,266	5,389,702
Nippn Corp.	4,887	69,019
Nippo Corp.	5,398	153,784
Nippon Chemi-Con Corp.*	3,503	84,158
Nippon Densetsu Kogyo Co. Ltd.	4,340	70,514
Nippon Electric Glass Co. Ltd. (x)	6,101	143,333
Nippon Express Co. Ltd.	6,057	461,247
Nippon Gas Co. Ltd.	8,442	143,467
Nippon Kayaku Co. Ltd.	10,745	101,555
Nippon Light Metal Holdings Co. Ltd.	5,252	88,404
Nippon Paint Holdings Co. Ltd. (x)	67,250	912,849
Nippon Paper Industries Co. Ltd. (x)	9,600	107,497
Nippon Sanso Holdings Corp.	12,949	265,402
Nippon Sharyo Ltd.	3,791	71,729
Nippon Shinyaku Co. Ltd.	4,816	381,916
Nippon Shokubai Co. Ltd.	2,462	118,341
Nippon Signal Co. Ltd.	8,900	73,382
Nippon Soda Co. Ltd.	3,039	87,946
Nippon Steel Corp.	73,651	1,242,046
Nippon Steel Trading Corp.	2,026	79,694
Nippon Suisan Kaisha Ltd.	20,317	96,743
Nippon Telegraph & Telephone Corp.	186,677	4,863,734
Nippon Television Holdings, Inc.	13,631	157,911
Nippon Yusen KK	12,711	644,160
Nipro Corp.	13,900	164,280
Nishimatsu Construction Co. Ltd.	4,358	135,728
Nishimatsuya Chain Co. Ltd.	6,093	82,651
Nishi-Nippon Financial Holdings, Inc.	13,628	77,527
Nishi-Nippon Railroad Co. Ltd.	5,600	135,696
Nissan Chemical Corp.	9,008	441,096
Nissan Motor Co. Ltd.*	196,265	973,949
Nissan Shatai Co. Ltd.	9,940	64,152
Nisshin Oillio Group Ltd. (The)	2,383	65,852
Nisshin Seifun Group, Inc.	18,778	274,668
Nisshinbo Holdings, Inc. (x)	12,062	104,122
Nissin Electric Co. Ltd.	7,460	94,211
Nissin Foods Holdings Co. Ltd.	6,316	454,818
Nitori Holdings Co. Ltd.	6,268	1,109,221
Nitta Corp.	1,728	40,394
Nitto Boseki Co. Ltd.	2,757	85,121
Nitto Denko Corp.	9,739	726,732
Nitto Kogyo Corp.	5,056	82,966
Noevir Holdings Co. Ltd.	1,781	90,417
NOF Corp.	7,305	380,719
Nohmi Bosai Ltd.	4,847	91,447
Nojima Corp.	3,609	89,206
NOK Corp.	8,604	106,722
Nomura Co. Ltd.	11,318	97,292
Nomura Holdings, Inc.	241,505	1,234,318
Nomura Real Estate Holdings, Inc.	10,820	274,457
Nomura Research Institute Ltd.	28,715	949,886
Noritake Co. Ltd.	1,990	75,591
Noritz Corp.	4,795	80,194
North Pacific Bank Ltd.	37,980	80,681
NS Solutions Corp.	3,420	110,208
NS United Kaiun Kaisha Ltd.	2,870	62,569
NSD Co. Ltd.	5,948	99,370
NSK Ltd.	30,498	257,776
NTN Corp.*	37,117	96,889
NTT Data Corp.	42,625	664,919
Obara Group, Inc. (x)	1,415	48,527
Obayashi Corp.	56,756	451,105
OBIC Business Consultants Co. Ltd.	1,642	94,889
Obic Co. Ltd.	4,959	924,442
Odakyu Electric Railway Co. Ltd.	24,751	625,152
Ogaki Kyoritsu Bank Ltd. (The)	2,098	35,012
Ohsho Food Service Corp.	741	37,352
Oiles Corp.	4,560	63,539
Oisix ra daichi, Inc.*	3,215	118,072
Oita Bank Ltd. (The)	2,100	31,662
Oji Holdings Corp.	68,133	391,276
Okamura Corp.	7,341	99,316
Oki Electric Industry Co. Ltd.	8,423	77,183
OKUMA Corp.	1,173	57,333

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Okumura Corp.	2,739	$72,016
Olympus Corp.	92,081	1,830,099
Omron Corp.	13,350	1,058,675
Ono Pharmaceutical Co. Ltd.	37,819	843,902
Onward Holdings Co. Ltd.	15,000	45,367
Open House Co. Ltd.	4,646	218,301
Optim Corp.*	2,491	50,921
Optorun Co. Ltd.	3,885	86,376
Oracle Corp.	3,300	252,487
Orient Corp. (x)	65,426	85,982
Oriental Land Co. Ltd.	16,266	2,317,753
ORIX Corp.	96,103	1,621,541
Osaka Gas Co. Ltd.	31,014	577,595
Osaka Organic Chemical Industry Ltd.	2,398	94,975
OSG Corp.	9,700	168,164
Otsuka Corp.	9,530	500,112
Otsuka Holdings Co. Ltd. (x)	34,374	1,425,456
Outsourcing, Inc.	8,818	160,255
PALTAC Corp.	2,773	143,773
Pan Pacific International Holdings Corp.	31,573	655,361
Panasonic Corp.	171,033	1,979,053
Paramount Bed Holdings Co. Ltd.	4,444	79,164
Park24 Co. Ltd.*	10,900	197,995
Penta-Ocean Construction Co. Ltd.	29,322	204,023
PeptiDream, Inc.*	8,788	431,114
Persol Holdings Co. Ltd.	18,066	356,946
Pigeon Corp. (x)	10,057	283,347
Pilot Corp.	3,104	105,055
Piolax, Inc.	4,502	61,920
Pola Orbis Holdings, Inc. (x)	8,224	217,194
Pressance Corp.	6,138	82,544
Prestige International, Inc.	10,559	66,816
Raksul, Inc.*	1,943	94,968
Rakus Co. Ltd.	5,219	142,578
Rakuten Group, Inc.	74,120	836,640
Recruit Holdings Co. Ltd.	111,245	5,477,386
Relia, Inc.	8,142	99,453
Relo Group, Inc.	8,730	199,597
Renesas Electronics Corp.*	77,430	837,062
Rengo Co. Ltd.	21,000	174,850
RENOVA, Inc.*	2,551	100,460
Resona Holdings, Inc.	194,518	747,991
Resorttrust, Inc.	7,178	117,205
Ricoh Co. Ltd.	46,040	516,782
Ricoh Leasing Co. Ltd.	1,550	48,065
Riken Corp.	1,600	36,797
Rinnai Corp.	3,700	352,032
Riso Kagaku Corp.	2,813	44,970
Rohm Co. Ltd.	6,799	628,523
Rohto Pharmaceutical Co. Ltd.	10,582	284,327
Roland Corp.	1,717	87,013
Rorze Corp.	1,360	119,725
Round One Corp.	6,290	77,850
Royal Holdings Co. Ltd.*	1,912	37,433
Ryobi Ltd.	3,494	48,780
Ryohin Keikaku Co. Ltd.	21,429	449,431
Saibu Gas Holdings Co. Ltd.	2,687	58,870
Saizeriya Co. Ltd.	3,745	89,837
Sakai Moving Service Co. Ltd.	1,540	79,845
Sakata Seed Corp.	2,341	76,913
San ju San Financial Group, Inc.	2,610	31,716
San-A Co. Ltd.	1,826	69,362
Sangetsu Corp.	3,239	45,132
San-In Godo Bank Ltd. (The)	14,711	71,373
Sanken Electric Co. Ltd.*	2,047	101,894
Sankyo Co. Ltd.	3,547	90,579
Sankyu, Inc.	4,962	215,059
Sanrio Co. Ltd.	5,173	91,544
Sansan, Inc.*	1,102	97,211
Santen Pharmaceutical Co. Ltd.	30,999	426,918
Sanwa Holdings Corp.	21,000	257,833
Sanyo Chemical Industries Ltd.	1,868	90,966
Sanyo Special Steel Co. Ltd.*	3,355	48,681
Sapporo Holdings Ltd.	6,302	131,151
Sato Holdings Corp.	1,598	39,182
Sawai Group Holdings Co. Ltd.	4,400	196,048
SBI Holdings, Inc.	17,974	425,183
SBS Holdings, Inc.	3,244	97,237
SCREEN Holdings Co. Ltd.	2,784	275,155
SCSK Corp.	4,098	244,194
Secom Co. Ltd.	15,101	1,147,782
Sega Sammy Holdings, Inc.	20,371	267,347
Seibu Holdings, Inc.*	22,730	266,389
Seiko Epson Corp.	24,121	424,253
Seiko Holdings Corp.	4,175	83,316
Seino Holdings Co. Ltd.	16,000	205,086
Seiren Co. Ltd.	4,616	91,161
Sekisui Chemical Co. Ltd.	33,017	564,375
Sekisui House Ltd.	57,097	1,171,029
Senko Group Holdings Co. Ltd. (x)	10,158	99,116
Seven & i Holdings Co. Ltd.	61,420	2,928,500
Seven Bank Ltd.	64,776	137,604
SG Holdings Co. Ltd.	28,698	752,485
Sharp Corp.	21,346	352,196
Shibuya Corp. (x)	2,975	83,148
SHIFT, Inc.*	776	120,212
Shiga Bank Ltd. (The)	2,831	49,487
Shikoku Electric Power Co., Inc.	18,249	124,184
Shima Seiki Manufacturing Ltd.	2,819	48,187
Shimadzu Corp.	19,886	768,805
Shimamura Co. Ltd.	2,500	239,885
Shimano, Inc.	6,228	1,477,184
Shimizu Corp.	57,596	441,710
Shimojima Co. Ltd.	5,300	52,716
Shin-Etsu Chemical Co. Ltd.	29,045	4,857,609
Shinko Electric Industries Co. Ltd.	5,402	197,661
Shinsei Bank Ltd.	15,507	203,373
Shionogi & Co. Ltd.	21,278	1,109,149
Ship Healthcare Holdings, Inc.	5,252	122,584
Shiseido Co. Ltd.	33,067	2,432,067
Shizuoka Bank Ltd. (The)	40,645	314,272
SHO-BOND Holdings Co. Ltd. (x)	4,612	192,002
Shochiku Co. Ltd.	1,166	134,448
Shoei Co. Ltd.	2,374	89,643
Showa Denko KK	14,151	420,346

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Showa Sangyo Co. Ltd.	2,573	$69,203
Siix Corp.	7,281	93,130
Sinfonia Technology Co. Ltd.	7,390	83,083
Sintokogio Ltd.	7,500	55,426
SKY Perfect JSAT Holdings, Inc.	7,493	27,316
Skylark Holdings Co. Ltd. (x)*	20,442	283,919
SMC Corp.	4,696	2,775,034
SMK Corp.	1,620	35,945
SMS Co. Ltd.	4,785	143,212
SoftBank Corp.	148,403	1,941,615
SoftBank Group Corp.	126,053	8,821,838
Sohgo Security Services Co. Ltd.	6,327	288,173
Sojitz Corp.	115,662	348,772
Solasto Corp.	7,031	88,983
Sompo Holdings, Inc.	30,139	1,113,918
Sony Group Corp.	101,419	9,873,050
Sotetsu Holdings, Inc.	6,169	121,553
Square Enix Holdings Co. Ltd.	6,921	343,262
Stanley Electric Co. Ltd.	13,307	385,094
Strike Co. Ltd.	1,559	62,237
Subaru Corp.	45,958	906,584
Sugi Holdings Co. Ltd.	3,272	238,563
SUMCO Corp. (x)	21,300	522,458
Sumitomo Bakelite Co. Ltd.	2,496	110,314
Sumitomo Chemical Co. Ltd.	130,222	690,407
Sumitomo Corp.	102,912	1,378,397
Sumitomo Dainippon Pharma Co. Ltd.	15,798	331,048
Sumitomo Electric Industries Ltd.	59,537	878,358
Sumitomo Forestry Co. Ltd.	11,831	216,716
Sumitomo Heavy Industries Ltd.	10,441	287,587
Sumitomo Metal Mining Co. Ltd.	20,933	814,935
Sumitomo Mitsui Construction Co. Ltd.	15,803	67,141
Sumitomo Mitsui Financial Group, Inc.	109,763	3,784,079
Sumitomo Mitsui Trust Holdings, Inc.	31,024	985,217
Sumitomo Osaka Cement Co. Ltd.	4,400	119,609
Sumitomo Realty & Development Co. Ltd.	36,897	1,318,521
Sumitomo Rubber Industries Ltd. (x)	16,520	227,959
Sumitomo Warehouse Co. Ltd. (The)	2,971	42,708
Sundrug Co. Ltd.	6,166	195,922
Suntory Beverage & Food Ltd. (x)	12,637	475,473
Suzuken Co. Ltd.	7,488	219,393
Suzuki Motor Corp.	32,337	1,368,345
Sysmex Corp.	12,511	1,486,522
Systena Corp.	5,824	111,610
T Hasegawa Co. Ltd.	3,525	78,055
T&D Holdings, Inc.	52,917	683,998
Tadano Ltd.	8,952	93,472
Taiheiyo Cement Corp.	12,822	281,266
Taikisha Ltd.	2,538	75,732
Taisei Corp.	17,402	570,172
Taisho Pharmaceutical Holdings Co. Ltd.	4,317	231,209
Taiyo Holdings Co. Ltd.	1,909	90,213
Taiyo Yuden Co. Ltd.	7,256	358,571
Takamatsu Construction Group Co. Ltd.	3,899	70,964
Takara Bio, Inc.	4,701	125,464
Takara Holdings, Inc.	18,000	224,403
Takara Standard Co. Ltd.	6,958	95,199
Takasago Thermal Engineering Co. Ltd.	5,745	95,772
Takashimaya Co. Ltd.	11,437	124,361
Takeda Pharmaceutical Co. Ltd.	133,881	4,481,781
Takeuchi Manufacturing Co. Ltd.	4,365	108,717
Takuma Co. Ltd.	5,495	83,047
TBS Holdings, Inc.	11,930	183,200
TDK Corp.	7,769	943,371
TechnoPro Holdings, Inc.	10,275	243,060
Teijin Ltd.	14,506	221,060
Terumo Corp.	49,163	1,992,275
T-Gaia Corp.	5,533	97,268
THK Co. Ltd.	9,493	283,265
TIS, Inc.	18,861	481,648
TKC Corp.	2,570	77,844
Toagosei Co. Ltd.	17,000	172,762
Tobishima Corp.	6,530	61,776
Tobu Railway Co. Ltd.	17,551	453,724
Toda Corp.	32,000	220,352
Toei Co. Ltd.	540	100,908
Toho Bank Ltd. (The)	26,176	48,066
Toho Co. Ltd.	9,635	397,212
Toho Gas Co. Ltd.	8,185	400,796
Toho Holdings Co. Ltd.	2,743	44,122
Tohoku Electric Power Co., Inc.	41,248	323,019
Tokai Carbon Co. Ltd. (x)	15,000	206,850
TOKAI Holdings Corp.	9,977	81,274
Tokai Rika Co. Ltd.	5,427	87,002
Tokai Tokyo Financial Holdings, Inc.	26,742	94,841
Token Corp.	853	77,933
Tokio Marine Holdings, Inc.	52,430	2,410,662
Tokuyama Corp.	7,400	150,671
Tokyo Century Corp.	3,218	172,928
Tokyo Electric Power Co. Holdings, Inc.*	136,134	404,377
Tokyo Electron Ltd.	9,393	4,065,128
Tokyo Gas Co. Ltd.	32,003	604,080
Tokyo Ohka Kogyo Co. Ltd.	2,294	144,749
Tokyo Seimitsu Co. Ltd.	3,298	149,322
Tokyo Steel Manufacturing Co. Ltd.	9,358	93,332
Tokyo Tatemono Co. Ltd. (x)	19,659	280,299
Tokyotokeiba Co. Ltd.	2,059	84,050
Tokyu Construction Co. Ltd.	9,825	69,601
Tokyu Corp.	41,971	570,846
Tokyu Fudosan Holdings Corp.	57,534	345,945
Tomy Co. Ltd.	9,500	81,408
Topcon Corp.	8,062	120,319
Toppan Forms Co. Ltd.	7,000	68,176
Toppan, Inc.	25,746	413,669
Topre Corp.	2,571	36,819
Toray Industries, Inc.	117,437	781,292
Toridoll Holdings Corp.	2,530	42,905

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Toshiba Corp. (x)	31,884	$1,379,024
Toshiba TEC Corp.	2,627	108,064
Tosho Co. Ltd. (x)	2,808	48,453
Tosoh Corp.	24,847	428,524
TOTO Ltd.	12,927	669,069
Towa Pharmaceutical Co. Ltd.	4,306	104,806
Toyo Ink SC Holdings Co. Ltd.	1,695	30,026
Toyo Seikan Group Holdings Ltd.	12,145	165,840
Toyo Suisan Kaisha Ltd.	9,479	364,757
Toyo Tire Corp. (x)	11,244	237,643
Toyobo Co. Ltd.	6,343	76,108
Toyoda Gosei Co. Ltd.	5,313	130,798
Toyota Boshoku Corp.	5,878	121,534
Toyota Industries Corp.	13,204	1,142,180
Toyota Motor Corp.	164,014	14,335,262
Toyota Tsusho Corp.	15,866	749,777
TPR Co. Ltd.	4,102	54,536
Transcosmos, Inc.	4,218	116,560
Trend Micro, Inc.	8,078	423,187
Tri Chemical Laboratories, Inc.	2,576	76,286
Trusco Nakayama Corp. (x)	3,910	99,673
TS Tech Co. Ltd.	10,400	160,547
TSI Holdings Co. Ltd.*	14,450	43,053
Tsubakimoto Chain Co.	2,593	73,989
Tsumura & Co.	5,969	187,782
Tsuruha Holdings, Inc.	3,954	459,482
TV Asahi Holdings Corp.	4,061	64,372
UACJ Corp.	4,186	104,862
Ube Industries Ltd.	10,241	207,318
Ulvac, Inc. (x)	4,000	202,709
Unicharm Corp.	35,068	1,410,990
Uniden Holdings Corp.	4,364	99,422
United Arrows Ltd.*	2,708	52,432
United Super Markets Holdings, Inc.	5,338	52,133
Usen-Next Holdings Co. Ltd.	3,481	76,736
Ushio, Inc.	11,665	213,150
USS Co. Ltd.	17,803	310,565
UT Group Co. Ltd.	2,834	82,651
V Technology Co. Ltd.	1,336	64,217
ValueCommerce Co. Ltd.	1,542	44,971
Wacoal Holdings Corp.	3,211	72,692
Wacom Co. Ltd.	10,900	69,269
Welcia Holdings Co. Ltd.	9,748	318,513
West Japan Railway Co.	14,829	845,465
Wowow, Inc.	1,797	38,934
Xebio Holdings Co. Ltd.	5,148	44,810
Yakult Honsha Co. Ltd.	11,369	643,692
Yamada Holdings Co. Ltd.	49,936	230,588
Yamagata Bank Ltd. (The)	4,200	31,341
Yamaguchi Financial Group, Inc.	23,000	131,257
Yamaha Corp.	10,763	584,193
Yamaha Motor Co. Ltd. (x)	23,424	636,757
Yamato Holdings Co. Ltd.	21,282	605,348
Yamato Kogyo Co. Ltd.	4,045	133,808
Yamazaki Baking Co. Ltd.	13,933	196,400
Yamazen Corp.	9,283	83,559
Yaoko Co. Ltd. (x)	2,104	120,640
Yaskawa Electric Corp.	17,826	871,283
Yellow Hat Ltd.	3,916	69,370
Yokogawa Electric Corp.	18,255	272,769
Yokohama Rubber Co. Ltd. (The) (x)	9,294	199,023
Yoshinoya Holdings Co. Ltd.*	6,683	127,711
Z Holdings Corp.	221,158	1,108,428
Zenkoku Hosho Co. Ltd.	5,062	217,571
Zenrin Co. Ltd.	2,989	30,645
Zensho Holdings Co. Ltd.	9,793	251,491
Zeon Corp.	14,213	196,637
Zojirushi Corp.	6,115	91,151
ZOZO, Inc.	9,353	317,814

		388,834,608

Jordan (0.0%)
Hikma Pharmaceuticals plc	27,351	925,435

Mexico (0.0%)
Fresnillo plc	29,844	318,541

Netherlands (7.0%)
Adyen NV (m)*	5,331	13,024,901
ASML Holding NV	79,982	54,949,518
ING Groep NV	743,708	9,823,829
Koninklijke Ahold Delhaize NV	198,113	5,889,256
Koninklijke Philips NV	173,703	8,607,417
Royal Dutch Shell plc, Class A	665,965	13,328,347
Royal Dutch Shell plc, Class B	601,831	11,646,854

		117,270,122

New Zealand (0.2%)
a2 Milk Co. Ltd. (The) (x)*	81,664	367,463
Auckland International Airport Ltd.*	22,016	111,614
Chorus Ltd.	48,976	217,806
Fisher & Paykel Healthcare Corp. Ltd.	13,829	299,931
Fletcher Building Ltd.	39,563	208,879
SKYCITY Entertainment Group Ltd.*	37,597	91,636
Spark New Zealand Ltd.	23,905	79,957
Xero Ltd.*	13,161	1,353,190

		2,730,476

Russia (0.2%)
Coca-Cola HBC AG	31,761	1,148,461
Evraz plc	93,354	764,489
Polymetal International plc	57,788	1,242,638

		3,155,588

South Africa (0.5%)
Anglo American plc	199,583	7,930,489

Spain (2.4%)
Amadeus IT Group SA*	85,893	6,041,601
Banco Santander SA	3,306,197	12,621,480
Iberdrola SA	1,117,358	13,620,047
Industria de Diseno Textil SA	213,209	7,511,061

		39,794,189

United Arab Emirates (0.0%)
NMC Health plc (r)*	14,124	—

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
United Kingdom (21.0%)
3i Group plc	154,548	$2,507,713
Admiral Group plc	34,069	1,481,693
Ashtead Group plc	72,548	5,383,077
Associated British Foods plc	56,407	1,729,096
AstraZeneca plc	213,148	25,601,620
Auto Trader Group plc (m)*	153,170	1,342,048
AVEVA Group plc	19,238	986,770
Aviva plc	635,796	3,569,877
B&M European Value Retail SA	144,605	1,146,584
BAE Systems plc	523,061	3,776,932
Barclays plc	2,748,891	6,506,908
Barratt Developments plc	164,226	1,579,312
Berkeley Group Holdings plc	18,316	1,164,213
BP plc	3,229,816	14,073,584
British American Tobacco plc	370,504	14,350,509
British Land Co. plc (The) (REIT)	149,969	1,026,681
BT Group plc*	1,415,731	3,799,259
Bunzl plc	54,651	1,806,054
Burberry Group plc*	65,139	1,861,606
Compass Group plc*	289,164	6,088,009
Croda International plc	21,850	2,226,986
DCC plc	16,049	1,313,830
Diageo plc	372,720	17,844,348
DS Smith plc	206,972	1,196,466
Entain plc*	94,486	2,281,412
Experian plc	148,429	5,720,266
GlaxoSmithKline plc	802,264	15,752,101
Halma plc	61,468	2,288,972
Hargreaves Lansdown plc	61,367	1,348,886
HSBC Holdings plc	3,316,350	19,143,667
Imperial Brands plc	152,899	3,293,136
Informa plc*	242,838	1,684,964
InterContinental Hotels Group plc*	29,743	1,979,002
Intermediate Capital Group plc	45,118	1,325,625
International Consolidated Airlines Group SA*	604,623	1,457,133
Intertek Group plc	26,181	2,002,755
ITV plc*	604,505	1,049,864
J Sainsbury plc	266,038	1,000,252
JD Sports Fashion plc	79,953	1,016,405
Johnson Matthey plc	30,817	1,309,994
Kingfisher plc	342,752	1,728,200
Land Securities Group plc (REIT)	115,594	1,079,973
Legal & General Group plc	961,659	3,426,757
Linde plc	99,554	28,726,532
Lloyds Banking Group plc	11,494,198	7,423,675
London Stock Exchange Group plc	58,937	6,497,746
M&G plc	421,782	1,335,519
Melrose Industries plc	780,658	1,674,900
National Grid plc	576,546	7,343,712
Natwest Group plc	850,533	2,390,734
Next plc*	20,649	2,243,969
Ocado Group plc*	78,918	2,186,620
Pearson plc	122,304	1,404,220
Persimmon plc	51,517	2,107,973
Phoenix Group Holdings plc	91,044	851,866
Prudential plc	424,330	8,062,111
Reckitt Benckiser Group plc	102,850	9,101,166
RELX plc	301,835	8,012,369
Rentokil Initial plc	301,676	2,065,677
Rightmove plc	139,332	1,251,640
Rolls-Royce Holdings plc*	1,211,595	1,657,899
Royal Mail plc*	148,687	1,187,589
Sage Group plc (The)	175,205	1,658,234
Schroders plc	18,177	883,317
Segro plc (REIT)	194,265	2,941,215
Severn Trent plc	38,803	1,342,441
Smith & Nephew plc	142,670	3,083,678
Smiths Group plc	64,341	1,415,146
Spirax-Sarco Engineering plc	11,909	2,242,897
SSE plc	169,434	3,516,843
St James’s Place plc	86,221	1,761,611
Standard Chartered plc	414,419	2,642,755
Standard Life Aberdeen plc	348,642	1,306,969
Taylor Wimpey plc	587,188	1,291,083
Tesco plc	1,239,195	3,821,761
Unilever plc	423,571	24,787,590
United Utilities Group plc	110,701	1,492,125
Virgin Money UK plc (CHDI)*	99,398	274,320
Vodafone Group plc	4,555,241	7,645,955
Weir Group plc (The)*	42,020	1,075,917
Whitbread plc*	32,736	1,413,757
WPP plc	190,206	2,563,237

		353,939,307

United States (1.6%)
Amcor plc (CHDI)	89,143	1,011,483
Avast plc (m)	89,542	606,683
Ferguson plc	36,337	5,051,630
James Hardie Industries plc (CHDI)	48,653	1,651,781
Janus Henderson Group plc (CHDI)	3,075	118,187
News Corp. (CHDI), Class B	6,234	150,354
Reliance Worldwide Corp. Ltd.	85,636	337,812
ResMed, Inc. (CHDI)	36,639	900,160
Schneider Electric SE	108,118	17,009,698
Sims Ltd.	18,496	230,260

		27,068,048

Total Common Stocks (98.2%) (Cost $1,208,989,355)		1,651,222,235

CLOSED END FUNDS:
Guernsey (0.1%)
Pershing Square Holdings Ltd.	26,214	959,125

United Kingdom (0.2%)
Scottish Mortgage Investment Trust plc	230,685	4,247,308

Total Closed End Funds (0.3%) (Cost $1,897,642)		5,206,433

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Repurchase Agreements (1.1%)
Citigroup Global Markets, Inc., 0.07%, dated 6/30/21, due 7/1/21, repurchase price $267,535, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-5.000%, maturing 4/30/22-2/15/42; total market value $272,886. (xx)	$267,535	$267,535
Deutsche Bank AG, 0.17%, dated 6/30/21, due 7/1/21, repurchase price $300,001, collateralized by various Foreign Government Agency Securities, ranging from 0.125%-1.875%, maturing 2/12/22-2/15/23; total market value $306,011. (xx)	300,000	300,000
HSBC Bank plc, 0.10%, dated 6/30/21, due 7/1/21, repurchase price $1,100,003, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-6.125%, maturing 7/15/21-2/15/50; total market value $1,122,452. (xx)	1,100,000	1,100,000
HSBC Bank plc, 0.10%, dated 6/30/21, due 7/1/21, repurchase price $1,200,003, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-6.125%, maturing 7/15/21-2/15/50; total market value $1,224,493. (xx)	1,200,000	1,200,000
NBC Global Finance Ltd., 0.28%, dated 6/30/21, due 7/7/21, repurchase price $1,000,054, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 2.125%-3.875%, maturing 12/31/23-4/15/29; total market value $1,111,307. (xx)	1,000,000	1,000,000
Nomura Securities Co. Ltd., 0.04%, dated 6/30/21, due 7/1/21, repurchase price $10,000,011, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-1.625%, maturing 7/31/22-8/15/27; total market value $10,200,002. (xx)	10,000,000	10,000,000
Societe Generale SA, 0.20%, dated 6/30/21, due 7/1/21, repurchase price $5,000,028, collateralized by various Common Stocks; total market value $5,555,732. (xx)	5,000,000	5,000,000

Total Repurchase Agreements		18,867,535

Total Short-Term Investments (1.1%) (Cost $18,867,535)		18,867,535

Total Investments in Securities (99.6%) (Cost $1,229,754,532)		1,675,296,203
Other Assets Less Liabilities (0.4%)		6,758,099

Net Assets (100%)		$1,682,054,302

*	Non-income producing.
(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At June 30, 2021, the market value of these securities amounted to $17,950,754 or 1.1% of net assets.

(q)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.
(r)	Value determined using significant unobservable inputs.
(x)	All or a portion of security is on loan at June 30, 2021.
(xx)

At June 30, 2021, the Portfolio had loaned securities with a total value of $30,788,787. This was collateralized by $13,862,012 of various U.S. Government Treasury Securities, ranging from 0.000% - 8.000%, maturing 7/8/21 - 2/15/51 and by cash of $18,867,535 which was subsequently invested in joint repurchase agreements as detailed in the Notes to the Financial Statements.

Glossary:

AUD	— Australian Dollar
CHDI	— Clearing House Electronic Subregister System (CHESS) Depository Interest
EUR	— European Currency Unit
GBP	— British Pound
JPY	— Japanese Yen
REIT	— Real Estate Investment Trust

Futures contracts outstanding as of June 30, 2021 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
EURO STOXX 50 Index	140	9/2021	EUR	6,732,333	(134,989)
FTSE 100 Index	44	9/2021	GBP	4,248,695	(76,564)
SPI 200 Index	10	9/2021	AUD	1,354,222	(10,206)
TOPIX Index	29	9/2021	JPY	5,071,966	(43,472)

					(265,231)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2021:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Closed End Fund	$—	$5,206,433	$—		$5,206,433
Common Stocks
Australia	—	193,815,881	—	(a)	193,815,881
Austria	—	2,067,381	—		2,067,381
Belgium	—	11,643,806	—		11,643,806
Chile	—	1,114,926	—		1,114,926
China	—	8,290,633	—		8,290,633
Finland	—	6,306,674	—		6,306,674
France	—	231,670,245	—		231,670,245
Germany	—	198,176,177	—		198,176,177
Ireland	—	26,975,590	—		26,975,590
Italy	—	29,194,119	—		29,194,119
Japan	—	388,834,608	—		388,834,608
Jordan	—	925,435	—		925,435
Mexico	—	318,541	—		318,541
Netherlands	—	117,270,122	—		117,270,122
New Zealand	—	2,730,476	—		2,730,476
Russia	—	3,155,588	—		3,155,588
South Africa	—	7,930,489	—		7,930,489
Spain	—	39,794,189	—		39,794,189
United Arab Emirates	—	—	—	(a)	— (a)
United Kingdom	—	353,939,307	—		353,939,307
United States	—	27,068,048	—		27,068,048
Short-Term Investments
Repurchase Agreements	—	18,867,535	—		18,867,535

Total Assets	$—	$1,675,296,203	$—		$1,675,296,203

Liabilities:
Futures	$(265,231)	$—	$—		$(265,231)

Total Liabilities	$(265,231)	$—	$—		$(265,231)

Total	$(265,231)	$1,675,296,203	$—		$1,675,030,972

(a)	Value is zero.

Fair Values of Derivative Instruments as of June 30, 2021:

	Statement of Assets and Liabilities
Derivatives Contracts^	Liability Derivatives	Fair Value
Equity contracts	Payables, Net assets – Unrealized depreciation	$(265,231	)*

Total		$(265,231)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2021:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$2,212,464	$2,212,464

Total	$2,212,464	$2,212,464

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$(422,871)	$(422,871)

Total	$(422,871)	$(422,871)

^ This Portfolio held futures contracts as a substitute for investing in conventional securities.

The Portfolio held futures contracts with an average notional balance of approximately $16,316,000 during the six months ended June 30, 2021.

Investment security transactions for the six months ended June 30, 2021 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$46,139,758
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$63,447,125

As of June 30, 2021, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$623,783,068
Aggregate gross unrealized depreciation	(195,111,977)

Net unrealized appreciation	$428,671,091

Federal income tax cost of investments in securities and derivative instruments, if applicable	$1,246,359,881

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2021 (Unaudited)

ASSETS
Investments in Securities, at value (x)
Unaffiliated Issuers (Cost $1,210,886,997)	$1,656,428,668
Repurchase Agreements (Cost $18,867,535)	18,867,535
Cash	16,876,327
Foreign cash (Cost $1,764,780)	1,759,405
Cash held as collateral at broker for futures	2,450,000
Dividends, interest and other receivables	5,492,628
Receivable for securities sold	739,423
Receivable for Portfolio shares sold	583,080
Securities lending income receivable	16,754
Other assets	15,864

Total assets	1,703,229,684

LIABILITIES
Payable for return of collateral on securities loaned	18,867,535
Payable for securities purchased	752,608
Investment management fees payable	568,635
Payable for Portfolio shares redeemed	289,936
Distribution fees payable – Class IB	189,774
Distribution fees payable – Class IA	138,459
Administrative fees payable	132,825
Due to broker for futures variation margin	102,913
Trustees’ fees payable	1,197
Accrued expenses	131,500

Total liabilities	21,175,382

NET ASSETS	$1,682,054,302

Net assets were comprised of:
Paid in capital	$1,279,217,197
Total distributable earnings (loss)	402,837,105

Net assets	$1,682,054,302

Class IA
Net asset value, offering and redemption price per share, $659,241,775 / 60,189,885 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.95

Class IB
Net asset value, offering and redemption price per share, $904,016,686 / 83,953,951 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.77

Class K
Net asset value, offering and redemption price per share, $118,795,841 / 10,833,869 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.97

(x)	Includes value of securities on loan of $30,788,787.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2021 (Unaudited)

INVESTMENT INCOME
Dividends (net of $2,099,472 foreign withholding tax)	$26,828,419
Interest	1,004
Securities lending (net)	86,603

Total income	26,916,026

EXPENSES
Investment management fees	3,277,869
Distribution fees – Class IB	1,100,260
Distribution fees – Class IA	804,132
Administrative fees	757,850
Custodian fees	127,771
Professional fees	57,528
Printing and mailing expenses	55,315
Trustees’ fees	20,639
Miscellaneous	105,774

Gross expenses	6,307,138
Less: Waiver from investment manager	(26,008)

Net expenses	6,281,130

NET INVESTMENT INCOME (LOSS)	20,634,896

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	8,007,792
Futures contracts	2,212,464
Foreign currency transactions	(45,109)

Net realized gain (loss)	10,175,147

Change in unrealized appreciation (depreciation) on:
Investments in securities	112,643,211
Futures contracts	(422,871)
Foreign currency translations	(159,165)

Net change in unrealized appreciation (depreciation)	112,061,175

NET REALIZED AND UNREALIZED GAIN (LOSS)	122,236,322

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$142,871,218

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31, 2020
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$20,634,896	$27,034,832
Net realized gain (loss)	10,175,147	(17,216,201)
Net change in unrealized appreciation (depreciation)	112,061,175	38,511,789

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	142,871,218	48,330,420

Distributions to shareholders:
Class IA	—	(12,216,579)
Class IB	—	(16,817,560)
Class K	—	(2,500,855)

Total distributions to shareholders	—	(31,534,994)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 992,115 and 2,512,886 shares, respectively ]	10,692,509	21,088,313
Capital shares issued in reinvestment of dividends and distributions [ 0 and 1,257,881 shares, respectively ]	—	12,216,579
Capital shares repurchased [ (2,506,123) and (6,651,180) shares, respectively ]	(26,697,715)	(57,754,904)

Total Class IA transactions	(16,005,206)	(24,450,012)

Class IB
Capital shares sold [ 3,533,457 and 6,373,599 shares, respectively ]	37,039,771	54,264,858
Capital shares issued in reinvestment of dividends and distributions [ 0 and 1,761,234 shares, respectively ]	—	16,817,560
Capital shares repurchased [ (4,828,054) and (10,340,124) shares, respectively ]	(50,697,895)	(89,578,122)

Total Class IB transactions	(13,658,124)	(18,495,704)

Class K
Capital shares sold [ 394,349 and 2,001,944 shares, respectively ]	4,211,133	16,340,533
Capital shares issued in reinvestment of dividends and distributions [ 0 and 257,511 shares, respectively ]	—	2,500,855
Capital shares repurchased [ (806,911) and (8,731,309) shares, respectively ]	(8,456,142)	(79,846,399)

Total Class K transactions	(4,245,009)	(61,005,011)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(33,908,339)	(103,950,727)

TOTAL INCREASE (DECREASE) IN NET ASSETS	108,962,879	(87,155,301)
NET ASSETS:
Beginning of period	1,573,091,423	1,660,246,724

End of period	$1,682,054,302	$1,573,091,423

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31,
Class IA			2020		2019		2018	2017	2016
Net asset value, beginning of period	$10.04		$9.86		$8.30		$10.05	$8.37	$8.42

Income (loss) from investment operations:
Net investment income (loss) (e)	0.13		0.17(aa	)	0.25		0.24	0.22	0.22
Net realized and unrealized gain (loss)	0.78		0.22		1.58		(1.75)	1.72	(0.04)

Total from investment operations	0.91		0.39		1.83		(1.51)	1.94	0.18

Less distributions:
Dividends from net investment income	—		(0.18)		(0.27)		(0.24)	(0.26)	(0.23)
Distributions from net realized gains	—		(0.03)		—		—	—	—

Total dividends and distributions	—		(0.21)		(0.27)		(0.24)	(0.26)	(0.23)

Net asset value, end of period	$10.95		$10.04		$9.86		$8.30	$10.05	$8.37

Total return (b)	9.06%		3.93%		22.05%		(15.12)%	23.16%	2.16%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$659,242		$619,200		$637,098		$555,230	$691,902	$584,652
Ratio of expenses to average net assets:
After waivers (a)(f)	0.78	%(j)	0.79	%(j)	0.78	%(m)	0.81%	0.79%	0.79%
Before waivers (a)(f)	0.79%		0.80%		0.78%		0.81%	0.79%	0.79%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	2.50%		1.88	%(bb)	2.75%		2.47%	2.35%	2.63%
Before waivers (a)(f)	2.49%		1.88	%(bb)	2.75%		2.47%	2.35%	2.63%
Portfolio turnover rate^	3	%(z)	11%		5%		8%	6%	8%

	Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31,
Class IB			2020		2019		2018	2017	2016
Net asset value, beginning of period	$9.87		$9.70		$8.16		$9.90	$8.24	$8.29

Income (loss) from investment operations:
Net investment income (loss) (e)	0.13		0.16(aa	)	0.25		0.24	0.22	0.21
Net realized and unrealized gain (loss)	0.77		0.22		1.56		(1.74)	1.70	(0.03)

Total from investment operations	0.90		0.38		1.81		(1.50)	1.92	0.18

Less distributions:
Dividends from net investment income	—		(0.18)		(0.27)		(0.24)	(0.26)	(0.23)
Distributions from net realized gains	—		(0.03)		—		—	—	—

Total dividends and distributions	—		(0.21)		(0.27)		(0.24)	(0.26)	(0.23)

Net asset value, end of period	$10.77		$9.87		$9.70		$8.16	$9.90	$8.24

Total return (b)	9.12%		3.89%		22.19%		(15.25)%	23.29%	2.15%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$904,017		$841,045		$848,443		$741,350	$923,965	$773,661
Ratio of expenses to average net assets:
After waivers (a)(f)	0.78	%(j)	0.79	%(j)	0.78	%(m)	0.81%	0.79%	0.79%
Before waivers (a)(f)	0.79%		0.80%		0.78%		0.81%	0.79%	0.79%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	2.50%		1.88	%(bb)	2.75%		2.47%	2.34%	2.63%
Before waivers (a)(f)	2.50%		1.87	%(bb)	2.75%		2.47%	2.34%	2.63%
Portfolio turnover rate^	3	%(z)	11%		5%		8%	6%	8%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31,
Class K			2020		2019		2018	2017	2016
Net asset value, beginning of period	$10.03		$9.86		$8.29		$10.05	$8.36	$8.41

Income (loss) from investment operations:
Net investment income (loss) (e)	0.15		0.19(aa	)	0.28		0.26	0.25	0.24
Net realized and unrealized gain (loss)	0.79		0.21		1.58		(1.76)	1.72	(0.04)

Total from investment operations	0.94		0.40		1.86		(1.50)	1.97	0.20

Less distributions:
Dividends from net investment income	—		(0.20)		(0.29)		(0.26)	(0.28)	(0.25)
Distributions from net realized gains	—		(0.03)		—		—	—	—

Total dividends and distributions	—		(0.23)		(0.29)		(0.26)	(0.28)	(0.25)

Net asset value, end of period	$10.97		$10.03		$9.86		$8.29	$10.05	$8.36

Total return (b)	9.37%		4.05%		22.48%		(14.98)%	23.59%	2.42%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$118,796		$112,847		$174,705		$207,478	$238,014	$247,099
Ratio of expenses to average net assets:
After waivers (a)(f)	0.53	%(j)	0.54	%(j)	0.53	%(m)	0.56%	0.54%	0.54%
Before waivers (a)(f)	0.54%		0.55%		0.53%		0.56%	0.54%	0.54%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	2.74%		2.16	%(bb)	2.99%		2.70%	2.67%	2.88%
Before waivers (a)(f)	2.74%		2.15	%(bb)	2.98%		2.70%	2.67%	2.88%
Portfolio turnover rate^	3	%(z)	11%		5%		8%	6%	8%
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers would be 0.79% for Class IA, 0.79% for Class IB and 0.54% for Class K.
(m)	Including direct and indirect expenses, the net expense ratio after waivers would be 0.78% for Class IA, 0.78% for Class IB and 0.53% for Class K.
(z)	Portfolio turnover rate for periods less than one year is not annualized.
(aa)	Includes income resulting from a non-recurring non-cash dividend. Without this dividend, the per share income amounts would be $0.15, $0.14 and $0.17 for Class IA, IB and Class K, respectively.
(bb)	Includes income resulting from a non-recurring non-cash dividend. Without this dividend, the ratios for each class would have been 0.23% lower.

See Notes to Financial Statements.

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2021	Market Value	% of Net Assets
Financials	$208,113,779	17.3%
Consumer Discretionary	200,287,549	16.7
Industrials	139,134,751	11.6
Materials	111,181,017	9.2
Health Care	99,066,303	8.2
Information Technology	98,766,125	8.2
Consumer Staples	86,091,029	7.2
Communication Services	62,589,007	5.2
Energy	36,886,989	3.1
Utilities	23,108,820	1.9
Real Estate	12,271,250	1.0
Repurchase Agreements	11,996,239	1.0
Investment Company	4,000,000	0.3
Closed End Fund	1,761,781	0.2
Cash and Other	107,146,617	8.9

		100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IA and Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2021 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/21	Ending Account Value 6/30/21	Expenses Paid During Period* 1/1/21 - 6/30/21
Class IA
Actual	$1,000.00	$1,104.80	$5.56
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.51	5.34
Class IB
Actual	1,000.00	1,105.50	5.57
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.51	5.34
Class K
Actual	1,000.00	1,106.60	4.26
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.75	4.09

* Expenses are equal to the Portfolio’s Class IA, Class IB and Class K shares annualized expense ratio of 1.07%, 1.07% and 0.82%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Australia (8.7%)
Abacus Property Group (REIT)	18,498	$43,699
Adbri Ltd.	16,506	42,954
Afterpay Ltd.*	11,779	1,043,874
AGL Energy Ltd.	10,320	63,464
ALS Ltd.	3,056	29,886
Altium Ltd.	5,568	153,207
Alumina Ltd. (x)	108,299	133,605
AMP Ltd.	2,619,372	2,209,948
Ampol Ltd.	13,039	275,854
Ansell Ltd.	7,597	247,893
APA Group	54,107	361,140
Appen Ltd.	4,980	50,793
ARB Corp. Ltd.	3,357	108,734
Aristocrat Leisure Ltd.	36,053	1,165,065
ASX Ltd.	8,729	508,714
Atlas Arteria Ltd.	48,010	229,352
Aurizon Holdings Ltd.	71,230	198,718
AusNet Services Ltd.	90,716	119,057
Australia & New Zealand Banking Group Ltd.	134,722	2,844,129
Bank of Queensland Ltd.	27,226	186,009
Bapcor Ltd.	12,735	81,180
Beach Energy Ltd.	90,220	83,899
Bega Cheese Ltd.	10,108	44,649
Bendigo & Adelaide Bank Ltd.	22,932	180,405
BHP Group Ltd.	140,267	5,109,236
BHP Group plc	141,045	4,155,791
Bingo Industries Ltd. (m)	20,588	52,959
Blackmores Ltd.	597	32,894
BlueScope Steel Ltd.	26,060	429,180
Boral Ltd.*	60,739	334,801
Brambles Ltd.	446,212	3,828,244
Breville Group Ltd.	5,221	117,112
Brickworks Ltd.	3,128	58,810
BWP Trust (REIT)	26,350	84,183
carsales.com Ltd.	16,482	244,247
Challenger Ltd.	30,824	125,060
Charter Hall Group (REIT)	20,235	235,520
Charter Hall Long Wale REIT (REIT)	29,555	105,283
Charter Hall Retail REIT (REIT)	30,050	85,637
CIMIC Group Ltd. (x)	4,702	69,750
Cleanaway Waste Management Ltd.	115,605	228,883
Clinuvel Pharmaceuticals Ltd.	1,983	45,656
Cochlear Ltd.	3,491	658,891
Coles Group Ltd.	63,778	817,420
Collins Foods Ltd.	5,548	47,723
Commonwealth Bank of Australia	82,793	6,200,989
Computershare Ltd.	31,470	398,856
Corporate Travel Management Ltd. (x)*	4,838	77,971
Costa Group Holdings Ltd.	29,637	73,569
Credit Corp. Group Ltd.	2,888	64,391
Cromwell Property Group (REIT)	78,193	51,311
Crown Resorts Ltd.*	19,246	171,903
CSL Ltd.	21,524	4,603,515
CSR Ltd.	28,276	122,144
Deterra Royalties Ltd.	22,492	75,905
Dexus (REIT)	52,153	417,327
Domain Holdings Australia Ltd.*	15,333	59,335
Domino’s Pizza Enterprises Ltd.	3,712	335,477
Downer EDI Ltd.	33,355	139,832
Eagers Automotive Ltd. (x)	9,018	111,996
Elders Ltd.	5,260	45,562
EML Payments Ltd.*	16,325	42,605
Endeavour Group Ltd.*	59,956	282,824
Evolution Mining Ltd.	91,228	307,874
Flight Centre Travel Group Ltd.*	7,568	84,283
Fortescue Metals Group Ltd.	81,945	1,434,352
G8 Education Ltd.*	27,893	21,023
Glencore plc*	3,794,289	16,241,917
Gold Road Resources Ltd.	41,019	38,760
Goodman Group (REIT)	72,725	1,154,614
GPT Group (The) (REIT)	92,553	340,110
Growthpoint Properties Australia Ltd. (REIT)	12,613	38,499
GUD Holdings Ltd. (x)	4,390	39,474
Harvey Norman Holdings Ltd.	29,571	121,529
Healius Ltd.	32,938	114,370
IDP Education Ltd.	5,944	109,392
IGO Ltd.	27,681	158,394
Iluka Resources Ltd.	22,492	154,341
Incitec Pivot Ltd.	80,263	143,260
Inghams Group Ltd. (x)	24,674	73,647
Insurance Australia Group Ltd.	96,002	371,503
InvoCare Ltd.	6,750	58,569
IOOF Holdings Ltd.	24,263	77,697
IPH Ltd.	8,971	52,477
IRESS Ltd.	7,655	74,115
JB Hi-Fi Ltd.	5,712	216,670
Lendlease Corp. Ltd.	34,175	293,715
Link Administration Holdings Ltd.	24,953	94,316
Lynas Rare Earths Ltd.*	32,454	138,975
Macquarie Group Ltd.	17,079	2,003,617
Magellan Financial Group Ltd.	7,375	297,893
Medibank Pvt Ltd.	120,270	285,021
Metcash Ltd.	45,279	135,488
Mineral Resources Ltd.	9,297	374,621
Mirvac Group (REIT)	211,426	462,992
Monadelphous Group Ltd.	4,750	37,226
Nanosonics Ltd.*	15,681	69,031
National Australia Bank Ltd.	156,944	3,086,098
National Storage REIT (REIT)	44,761	66,466
Nearmap Ltd.*	25,271	35,251
Newcrest Mining Ltd.	41,271	782,446
NEXTDC Ltd.*	23,055	205,061
nib holdings Ltd.	22,633	110,498
Nine Entertainment Co. Holdings Ltd.	98,743	215,492
Northern Star Resources Ltd.	66,070	484,591
NRW Holdings Ltd.	17,572	19,306
Nufarm Ltd.*	16,854	57,890
Oil Search Ltd.	77,181	220,530
Orica Ltd.	434,405	4,326,385
Origin Energy Ltd.	67,013	226,656
Orora Ltd.	29,395	73,409
OZ Minerals Ltd.	13,173	222,082
Pendal Group Ltd.	11,799	71,320
Perpetual Ltd.	2,833	85,091

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Platinum Asset Management Ltd.	15,920	$58,621
PolyNovo Ltd.*	33,162	70,133
Premier Investments Ltd.	5,965	127,717
Pro Medicus Ltd.	2,640	116,258
Qantas Airways Ltd.*	74,370	259,906
QBE Insurance Group Ltd.	55,985	453,028
Qube Holdings Ltd.	97,003	230,609
Ramsay Health Care Ltd.	9,772	461,330
REA Group Ltd.	2,619	331,995
Regis Resources Ltd.	33,584	59,440
Rio Tinto Ltd.	16,633	1,579,697
Rio Tinto plc	77,323	6,363,104
Santos Ltd.	98,589	524,212
Scentre Group (REIT)	184,772	379,681
SEEK Ltd.	18,487	459,464
Seven Group Holdings Ltd.	6,490	99,047
Shopping Centres Australasia Property Group (REIT)	46,044	87,017
Silver Lake Resources Ltd.*	41,904	52,167
Sonic Healthcare Ltd.	26,680	768,333
South32 Ltd.	252,690	555,249
Spark Infrastructure Group	92,555	156,176
St Barbara Ltd.	48,183	61,610
Star Entertainment Grp Ltd. (The)*	38,212	105,745
Steadfast Group Ltd.	52,572	173,476
Stockland (REIT)	108,085	377,732
Suncorp Group Ltd.	58,295	485,711
Super Retail Group Ltd.	5,904	57,162
Sydney Airport*	124,883	542,268
Tabcorp Holdings Ltd.	123,124	478,305
Technology One Ltd.	11,605	81,026
Telstra Corp. Ltd.	534,897	1,508,309
TPG Telecom Ltd.	22,358	104,964
Transurban Group	135,427	1,445,248
Treasury Wine Estates Ltd.	29,580	259,104
United Malt Grp Ltd.	10,251	34,441
Vicinity Centres (REIT)	187,457	217,201
Virgin Australia International Holdings Pty. Ltd. (r)*	96,120	—
Viva Energy Group Ltd. (m)	42,669	61,759
Vocus Group Ltd.*	29,370	121,143
Washington H Soul Pattinson & Co. Ltd. (x)	5,554	140,493
Waypoint REIT (REIT)	38,142	74,944
Webjet Ltd.*	12,238	45,063
Wesfarmers Ltd.	59,148	2,621,560
Westpac Banking Corp.	167,506	3,242,281
Whitehaven Coal Ltd.*	43,181	62,824
WiseTech Global Ltd.	7,843	187,808
Woodside Petroleum Ltd.	45,441	756,883
Woolworths Group Ltd.	59,956	1,714,477
Worley Ltd. (x)	20,615	184,904

		104,796,982

Austria (0.1%)
Mondi plc	34,371	903,838

Belgium (0.8%)
Anheuser-Busch InBev SA/NV	138,729	10,003,118

Canada (1.1%)
Cenovus Energy, Inc.	525,109	5,024,034
Open Text Corp.	103,900	5,276,303
Restaurant Brands International, Inc.	39,502	2,545,509

		12,845,846

Chile (0.0%)
Antofagasta plc	21,789	432,670

China (0.9%)
Alibaba Group Holding Ltd.*	125,800	3,564,520
Alibaba Group Holding Ltd. (ADR)*	15,600	3,537,768
Prosus NV*	37,636	3,680,379

		10,782,667

Finland (0.5%)
Kone OYJ, Class B	34,318	2,799,649
UPM-Kymmene OYJ	83,400	3,154,640

		5,954,289

France (11.7%)
Accor SA*	215,597	8,050,234
Air Liquide SA	35,920	6,289,155
Airbus SE*	47,776	6,143,169
AXA SA	144,986	3,676,448
BNP Paribas SA	306,002	19,183,450
Capgemini SE (x)	23,000	4,418,104
Danone SA	110,339	7,767,642
Engie SA	151,392	2,074,094
EssilorLuxottica SA	38,086	7,028,776
Kering SA	6,001	5,244,260
L’Oreal SA	20,773	9,256,550
LVMH Moet Hennessy Louis Vuitton SE	21,993	17,245,514
Pernod Ricard SA	16,943	3,760,878
Publicis Groupe SA (x)	83,558	5,344,316
Safran SA	30,191	4,185,617
Sanofi	95,546	10,010,629
TotalEnergies SE	209,333	9,470,705
Valeo SA	159,410	4,795,448
Vinci SA	44,795	4,779,879
Vivendi SE (x)	75,635	2,540,753

		141,265,621

Germany (15.1%)
adidas AG	16,059	5,977,271
Allianz SE (Registered)	86,414	21,548,474
BASF SE	78,216	6,161,953
Bayer AG (Registered)	320,412	19,456,140
Bayerische Motoren Werke AG	161,175	17,068,325
Continental AG	83,655	12,298,062
Daimler AG (Registered)	224,973	20,087,159
Deutsche Boerse AG	17,230	3,007,366
Deutsche Post AG (Registered)	85,482	5,814,026
Deutsche Telekom AG (Registered)	282,075	5,957,587
Fresenius Medical Care AG & Co. KGaA	106,900	8,878,037
Fresenius SE & Co. KGaA	45,830	2,390,817
Henkel AG & Co. KGaA	22,400	2,062,446
Henkel AG & Co. KGaA (Preference) (q)	8,000	844,633
Infineon Technologies AG	109,377	4,386,244

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Just Eat Takeaway.com NV (m)*	7,887	$730,103
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	11,541	3,160,491
SAP SE	137,720	19,406,749
Siemens AG (Registered)	61,880	9,804,262
thyssenkrupp AG*	586,300	6,110,854
Volkswagen AG (Preference) (q)	15,008	3,758,459
Vonovia SE	43,447	2,808,722

		181,718,180

India (0.5%)
Axis Bank Ltd.*	541,700	5,453,439

Indonesia (0.2%)
Bank Mandiri Persero Tbk. PT	4,445,900	1,809,021

Ireland (1.4%)
CRH plc (Irish Stock Exchange)	97,521	4,933,322
CRH plc (London Stock Exchange)	35,133	1,770,506
Flutter Entertainment plc (Dublin Stock Exchange)*	14,490	2,623,618
Flutter Entertainment plc (London Stock Exchange)*	8,147	1,481,408
Ryanair Holdings plc (ADR)*	44,200	4,782,882
Smurfit Kappa Group plc	16,907	918,659

		16,510,395

Italy (2.3%)
Enel SpA	661,553	6,143,706
Eni SpA	211,598	2,576,767
Intesa Sanpaolo SpA	7,020,887	19,393,127

		28,113,600

Japan (14.5%)
77 Bank Ltd. (The)	200	2,193
A&A Material Corp.	200	1,845
A&D Co. Ltd.	1,200	10,812
ABC-Mart, Inc.	800	45,871
Achilles Corp.	1,000	12,269
Acom Co. Ltd.	14,000	60,993
Adastria Co. Ltd.	760	13,887
ADEKA Corp.	3,100	58,180
Advan Group Co. Ltd.	1,400	11,783
Advanex, Inc.	200	2,492
Advantest Corp.	5,300	477,546
Aeon Co. Ltd.	26,399	709,312
Aeon Delight Co. Ltd.	1,400	43,917
Aeon Fantasy Co. Ltd.	400	8,044
AEON Financial Service Co. Ltd.	4,900	57,735
Aeon Hokkaido Corp.	900	9,179
Aeon Mall Co. Ltd.	3,160	48,668
AGC, Inc. (x)	6,200	260,066
AGORA Hospitality Group Co. Ltd.*	5,000	1,170
Ai Holdings Corp.	2,100	41,397
Aica Kogyo Co. Ltd.	2,100	73,815
Aichi Bank Ltd. (The)	400	9,963
Aichi Corp.	2,100	15,425
Aichi Steel Corp.	600	16,472
Aichi Tokei Denki Co. Ltd.	100	3,871
Aida Engineering Ltd.	3,300	29,378
Aiful Corp.	6,800	23,443
Aigan Co. Ltd.*	900	1,847
Ain Holdings, Inc.	1,000	62,379
Aiphone Co. Ltd.	800	14,755
Air Water, Inc.	6,000	92,245
Airport Facilities Co. Ltd.	1,200	6,373
Airtech Japan Ltd.	300	3,346
Aisan Industry Co. Ltd.	1,500	11,895
Aisin Corp.	5,348	228,660
Ajinomoto Co., Inc.	15,400	399,780
Akebono Brake Industry Co. Ltd.*	5,700	8,876
Akita Bank Ltd. (The)	800	10,053
Alconix Corp.	800	10,550
Alfresa Holdings Corp.	8,000	119,465
Alleanza Holdings Co. Ltd.	111	1,252
Alpen Co. Ltd. (x)	700	18,607
Alpha Corp.	300	3,097
Alpha Systems, Inc.	360	11,568
Alps Alpine Co. Ltd.	6,032	63,689
Altech Co. Ltd.	500	1,566
Altech Corp. (x)	1,100	19,209
Amada Co. Ltd.	8,500	85,922
Amano Corp.	1,800	45,383
Amuse, Inc.	600	12,692
ANA Holdings, Inc.*	11,700	275,084
Anest Iwata Corp.	2,000	18,219
Anritsu Corp. (x)	5,000	93,209
AOI TYO Holdings, Inc.	500	4,042
AOKI Holdings, Inc.	2,200	13,189
Aomori Bank Ltd. (The)	900	16,632
Aoyama Trading Co. Ltd.*	1,600	11,133
Aozora Bank Ltd. (x)	3,800	84,999
Arakawa Chemical Industries Ltd.	1,000	10,730
Araya Industrial Co. Ltd.	200	2,967
Arcland Sakamoto Co. Ltd.	1,400	19,117
Arcs Co. Ltd.	1,500	32,621
Argo Graphics, Inc.	800	24,015
Ariake Japan Co. Ltd.	600	37,211
Arisawa Manufacturing Co. Ltd.	2,000	16,130
Aruhi Corp. (x)	2,100	27,069
As One Corp.	400	52,244
Asahi Co. Ltd.	500	6,449
Asahi Diamond Industrial Co. Ltd.	4,000	18,543
Asahi Group Holdings Ltd. (x)	14,800	691,541
Asahi Intecc Co. Ltd.	7,100	169,743
Asahi Kasei Corp.	46,200	507,558
Asahi Kogyosha Co. Ltd.	200	5,626
Asahi Net, Inc.	1,000	6,211
ASAHI YUKIZAI Corp.	800	9,635
Asanuma Corp.	400	16,238
Ashimori Industry Co. Ltd.	300	2,962
Asics Corp. (x)	5,500	139,214
ASKA Pharmaceutical Holdings Co. Ltd.	1,000	8,866
ASKUL Corp.	1,800	28,062
Astellas Pharma, Inc.	57,700	1,004,732
Astena Holdings Co. Ltd.	1,000	5,725
Atsugi Co. Ltd.*	1,100	6,169
Autobacs Seven Co. Ltd.	100	1,330
Avantia Co. Ltd.	1,000	8,128

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Avex, Inc.	2,300	$33,974
Awa Bank Ltd. (The)	2,000	36,185
Axell Corp.	400	3,240
Axial Retailing, Inc.	700	23,628
Azbil Corp.	4,600	190,675
Azuma Shipping Co. Ltd.	600	1,674
Bandai Namco Holdings, Inc.	7,300	506,489
Bando Chemical Industries Ltd.	2,000	16,058
Bank of Iwate Ltd. (The)	800	12,242
Bank of Kyoto Ltd. (The)	2,400	108,880
Bank of Nagoya Ltd. (The)	1,099	24,484
Bank of Okinawa Ltd. (The)	1,080	24,031
Bank of Saga Ltd. (The)	700	8,613
Bank of the Ryukyus Ltd.	2,500	16,157
BayCurrent Consulting, Inc.	500	179,576
Belc Co. Ltd.	600	28,948
Belluna Co. Ltd.	3,000	26,383
Benefit One, Inc.	1,700	53,481
Benesse Holdings, Inc.	2,400	59,689
Bic Camera, Inc.	3,000	30,217
BML, Inc.	1,400	47,761
Bookoff Group Holdings Ltd.	700	6,043
BP Castrol KK	500	6,004
Bridgestone Corp. (x)	18,100	823,579
Brother Industries Ltd.	8,200	163,638
Bunka Shutter Co. Ltd.	3,000	29,920
CAC Holdings Corp.	700	8,727
Calbee, Inc.	3,500	80,715
Can Do Co. Ltd. (x)	1,000	17,580
Canare Electric Co. Ltd.	100	1,581
Canon Electronics, Inc.	1,100	16,991
Canon Marketing Japan, Inc.	2,300	53,476
Canon, Inc. (x)	34,000	769,090
Capcom Co. Ltd.	6,400	187,227
Carlit Holdings Co. Ltd.	1,000	6,508
Casio Computer Co. Ltd.	5,700	95,278
Cawachi Ltd.	800	16,159
Central Glass Co. Ltd.	1,100	21,070
Central Japan Railway Co.	5,600	849,363
Central Security Patrols Co. Ltd.	500	13,930
Central Sports Co. Ltd.	400	8,738
Change, Inc. (x)*	3,200	85,980
Chiba Bank Ltd. (The)	25,000	150,547
Chiba Kogyo Bank Ltd. (The)	2,300	5,362
Chilled & Frozen Logistics Holdings Co. Ltd.	400	6,049
Chino Corp.	400	5,466
Chiyoda Co. Ltd.	1,600	12,746
Chiyoda Integre Co. Ltd.	400	6,409
Chofu Seisakusho Co. Ltd.	1,200	21,603
Chori Co. Ltd.	800	12,386
Chubu Electric Power Co., Inc.	18,800	229,807
Chubu Shiryo Co. Ltd.	1,200	12,163
Chudenko Corp.	700	14,372
Chuetsu Pulp & Paper Co. Ltd.*	400	4,609
Chugai Pharmaceutical Co. Ltd.	21,000	832,099
Chugai Ro Co. Ltd.	400	7,226
Chugoku Bank Ltd. (The)	4,800	36,466
Chugoku Electric Power Co., Inc. (The) (x)	8,100	73,931
Chugoku Marine Paints Ltd.	3,000	23,169
Chukyo Bank Ltd. (The)	500	6,400
Chuo Spring Co. Ltd.	400	4,796
CI Takiron Corp.	3,000	15,770
Citizen Watch Co. Ltd.	2,700	9,964
CKD Corp.	1,400	29,488
Cleanup Corp.	1,200	5,822
CMIC Holdings Co. Ltd.	400	5,674
CMK Corp.	2,400	9,311
Coca-Cola Bottlers Japan Holdings, Inc. (x)	4,873	76,147
cocokara fine, Inc. (x)	600	44,827
COLOPL, Inc.	1,700	12,655
Colowide Co. Ltd.	2,100	37,446
Computer Engineering & Consulting Ltd.	1,600	22,827
Computer Institute of Japan Ltd.	1,200	8,944
COMSYS Holdings Corp.	3,814	105,568
Concordia Financial Group Ltd.	42,446	155,502
CONEXIO Corp.	1,000	13,502
Core Corp.	400	5,181
Corona Corp.	500	4,141
Cosel Co. Ltd.	1,800	17,029
Cosmo Energy Holdings Co. Ltd.	1,500	34,390
Cosmos Pharmaceutical Corp.	600	88,033
Create Medic Co. Ltd.	300	2,698
Create Restaurants Holdings, Inc. (x)*	3,900	32,016
Create SD Holdings Co. Ltd.	1,500	44,556
Credit Saison Co. Ltd. (x)	4,700	57,283
Cresco Ltd.	600	10,294
CTI Engineering Co. Ltd.	700	14,303
CyberAgent, Inc.	18,400	395,013
Cybernet Systems Co. Ltd.	1,000	6,481
Cybozu, Inc. (x)	2,000	42,468
Dai Nippon Printing Co. Ltd.	9,100	192,411
Dai Nippon Toryo Co. Ltd.	1,400	10,598
Daibiru Corp.	3,600	45,431
Daicel Corp.	8,200	67,463
Dai-Dan Co. Ltd.	500	11,486
Daido Kogyo Co. Ltd.	400	4,317
Daido Metal Co. Ltd.	1,000	5,383
Daido Steel Co. Ltd.	1,200	59,301
Daidoh Ltd.*	1,600	2,549
Daifuku Co. Ltd.	3,600	326,963
Daihen Corp.	1,200	49,957
Daiho Corp.	800	28,984
Daiichi Jitsugyo Co. Ltd.	400	15,428
Dai-ichi Life Holdings, Inc.	38,500	704,883
Daiichi Sankyo Co. Ltd.	58,800	1,267,353
Daiichikosho Co. Ltd.	900	34,552
Daiken Corp.	1,000	18,777
Daiken Medical Co. Ltd.	400	1,998
Daiki Aluminium Industry Co. Ltd.	2,000	20,217
Daikin Industries Ltd.	8,600	1,601,638
Daikoku Denki Co. Ltd.	500	4,091
Dainichi Co. Ltd.	600	4,267
Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	800	16,505
Daio Paper Corp.	2,800	46,350
Daiohs Corp.*	200	1,874
Daiseki Co. Ltd.	1,900	85,341

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Daishi Hokuetsu Financial Group, Inc.	1,050	$22,806
Daisue Construction Co. Ltd.	400	3,550
Daisyo Corp.	600	5,709
Daito Bank Ltd. (The)	700	3,825
Daito Trust Construction Co. Ltd.	2,600	284,351
Daitobo Co. Ltd.*	1,000	927
Daitron Co. Ltd.	500	9,015
Daiwa House Industry Co. Ltd.	21,100	633,408
Daiwa Industries Ltd.	1,000	9,316
Daiwa Securities Group, Inc.	51,000	280,077
Daiwabo Holdings Co. Ltd.	3,050	52,355
Danto Holdings Corp. (x)*	1,000	2,313
DCM Holdings Co. Ltd.	5,800	55,236
DeNA Co. Ltd.	4,000	85,008
Denka Co. Ltd.	2,600	86,476
Denso Corp.	15,100	1,030,135
Dentsu Group, Inc. (x)	6,700	239,727
Denyo Co. Ltd.	1,100	19,288
Descente Ltd.*	2,900	80,791
DIC Corp. (x)	2,699	68,146
Digital Arts, Inc. (x)	400	30,460
Digital Garage, Inc.	1,700	76,435
Dijet Industrial Co. Ltd.	100	1,148
Dip Corp.	1,200	37,103
Disco Corp.	900	275,035
DKK Co. Ltd.	600	11,968
DKS Co. Ltd.	400	11,666
DMG Mori Co. Ltd.	3,900	70,000
Doshisha Co. Ltd.	1,000	15,563
Doutor Nichires Holdings Co. Ltd.	2,100	32,399
Dowa Holdings Co. Ltd.	1,800	70,885
DTS Corp.	2,200	52,379
Duskin Co. Ltd.	100	2,281
DyDo Group Holdings, Inc.	500	22,458
Dynic Corp.	400	2,765
Eagle Industry Co. Ltd.	1,000	10,108
Earth Corp.	100	5,806
East Japan Railway Co.	11,800	841,970
Ebara Corp.	3,400	167,406
Ebara Jitsugyo Co. Ltd.	600	16,742
Echo Trading Co. Ltd.	300	1,663
Econach Holdings Co. Ltd.*	1,500	1,188
Eco’s Co. Ltd.	400	7,079
EDION Corp.	4,400	42,972
eGuarantee, Inc.	1,600	33,831
Ehime Bank Ltd. (The)	1,400	9,842
Eiken Chemical Co. Ltd.	2,000	38,688
Eisai Co. Ltd.	8,200	806,382
Eizo Corp.	1,000	44,691
Elecom Co. Ltd.	1,400	26,237
Electric Power Development Co. Ltd. (x)	5,600	79,896
Elematec Corp.	1,800	21,209
ENEOS Holdings, Inc.	110,550	462,619
en-japan, Inc.	1,100	39,111
Enplas Corp.	600	19,956
Enshu Ltd.	200	1,521
EPS Holdings, Inc.	2,000	32,369
eRex Co. Ltd.	1,900	46,211
Eslead Corp.	500	7,134
ESPEC Corp.	1,200	24,185
euglena Co. Ltd.*	3,600	29,618
Exedy Corp.	1,500	21,995
Ezaki Glico Co. Ltd. (x)	2,000	74,531
Faith, Inc.	400	2,690
FALCO HOLDINGS Co. Ltd.	600	9,036
Fancl Corp.	2,800	90,733
FANUC Corp.	6,400	1,543,616
Fast Retailing Co. Ltd.	900	677,501
FCC Co. Ltd.	1,800	26,215
Feed One Co. Ltd.	1,504	9,937
Felissimo Corp.	300	3,843
FIDEA Holdings Co. Ltd.	7,000	7,561
Financial Products Group Co. Ltd.	1,800	12,022
First Baking Co. Ltd.*	100	853
Food & Life Cos. Ltd.	3,200	138,116
Foster Electric Co. Ltd.	1,100	9,664
FP Corp.	800	29,704
France Bed Holdings Co. Ltd.	1,600	13,149
F-Tech, Inc.	400	3,158
Fudo Tetra Corp.	980	15,587
Fuji Co. Ltd.	1,300	22,889
Fuji Corp.	1,700	38,898
Fuji Corp. Ltd.	1,200	6,978
Fuji Electric Co. Ltd.	4,200	196,210
Fuji Kosan Co. Ltd.	400	4,069
Fuji Kyuko Co. Ltd.	1,500	71,830
Fuji Media Holdings, Inc.	7,700	85,529
Fuji Oil Co. Ltd.	3,300	7,872
Fuji Oil Holdings, Inc.	1,600	38,065
Fuji Seal International, Inc.	2,400	50,314
Fuji Soft, Inc. (x)	1,600	80,220
Fujibo Holdings, Inc.	500	17,418
Fujicco Co. Ltd.	1,000	17,193
FUJIFILM Holdings Corp.	13,170	976,710
Fujikura Composites, Inc.	800	3,478
Fujikura Kasei Co. Ltd.	1,600	7,489
Fujikura Ltd.*	8,400	39,015
Fujimi, Inc.	1,100	50,101
Fujimori Kogyo Co. Ltd.	900	32,891
Fujita Kanko, Inc.*	300	6,022
Fujitec Co. Ltd.	3,000	66,538
Fujitsu General Ltd.	2,000	53,054
Fujitsu Ltd.	6,700	1,254,422
Fujiya Co. Ltd.	700	13,471
FuKoKu Co. Ltd.	500	4,330
Fukuda Corp.	200	8,677
Fukui Bank Ltd. (The)	1,000	12,143
Fukui Computer Holdings, Inc.	400	15,122
Fukuoka Financial Group, Inc.	6,384	111,423
Fukushima Bank Ltd. (The)*	1,500	3,173
Fukushima Galilei Co. Ltd.	600	24,115
Fukuyama Transporting Co. Ltd.	1,600	59,409
FULLCAST Holdings Co. Ltd. (x)	1,000	20,811
Funai Electric Co. Ltd. (x)*	1,100	9,080
Funai Soken Holdings, Inc. (x)	2,340	50,720
Furukawa Co. Ltd.	2,100	23,628
Furukawa Electric Co. Ltd.	2,300	57,285
Furusato Industries Ltd.	700	12,186
Fuso Pharmaceutical Industries Ltd.	400	8,123

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Futaba Corp.	2,100	$14,687
Futaba Industrial Co. Ltd.	3,500	16,477
Future Corp.	1,000	18,111
Fuyo General Lease Co. Ltd.	600	37,914
G-7 Holdings, Inc.	600	18,255
Gakken Holdings Co. Ltd.	2,000	24,304
Gakujo Co. Ltd.	400	4,882
Gecoss Corp.	800	6,323
Genki Sushi Co. Ltd.	300	6,794
Geo Holdings Corp.	2,000	22,143
GLOBERIDE, Inc.	500	20,185
Glory Ltd.	200	4,146
GMO internet, Inc.	3,400	92,731
GMO Payment Gateway, Inc.	1,500	195,373
Godo Steel Ltd.	700	10,422
Goldcrest Co. Ltd.	1,100	16,456
Goldwin, Inc. (x)	1,200	70,534
Gree, Inc.	5,100	26,993
GS Yuasa Corp.	2,800	71,452
GSI Creos Corp.	600	5,007
Gun-Ei Chemical Industry Co. Ltd.	300	6,632
Gunma Bank Ltd. (The)	14,200	44,737
Gunze Ltd.	800	33,305
Gurunavi, Inc.	2,000	9,829
H.U. Group Holdings, Inc.	2,600	67,027
H2O Retailing Corp. (x)	4,760	38,604
Hachijuni Bank Ltd. (The)	10,000	32,225
Hakudo Co. Ltd.	400	8,011
Hakuhodo DY Holdings, Inc.	10,600	164,493
Hakuto Co. Ltd.	700	9,483
Hakuyosha Co. Ltd.*	100	2,045
Hamakyorex Co. Ltd.	600	17,229
Hamamatsu Photonics KK	4,600	277,420
Hankyu Hanshin Holdings, Inc.	8,400	258,968
Hanwa Co. Ltd.	2,200	63,567
Happinet Corp.	600	7,972
Hard Off Corp. Co. Ltd.	500	3,430
Harima Chemicals Group, Inc.	1,100	8,901
Haruyama Holdings, Inc.	500	3,006
Haseko Corp.	8,100	110,970
Hayashikane Sangyo Co. Ltd.	400	2,150
Hazama Ando Corp.	7,520	55,370
Heiwa Corp.	1,820	32,224
Heiwa Real Estate Co. Ltd.	1,800	67,888
Heiwado Co. Ltd.	2,400	47,916
Helios Techno Holding Co. Ltd.	1,100	3,396
Hibiya Engineering Ltd.	1,800	29,423
Hiday Hidaka Corp. (x)	1,640	26,601
Hikari Tsushin, Inc.	700	122,931
Hino Motors Ltd.	10,700	94,099
Hioki EE Corp.	500	27,319
Hirakawa Hewtech Corp.	400	4,360
Hirogin Holdings, Inc.	10,000	52,658
Hirose Electric Co. Ltd.	1,023	149,635
HIS Co. Ltd. (x)*	1,100	23,833
Hisaka Works Ltd.	1,000	7,291
Hisamitsu Pharmaceutical Co., Inc.	1,900	93,551
Hitachi Construction Machinery Co. Ltd.	2,700	82,510
Hitachi Ltd.	32,728	1,873,917
Hitachi Metals Ltd.	7,100	135,743
Hitachi Transport System Ltd.	2,100	87,047
Hitachi Zosen Corp.	5,100	32,915
Hochiki Corp.	1,000	10,568
Hodogaya Chemical Co. Ltd.	200	7,111
Hogy Medical Co. Ltd.	1,200	36,887
Hokkaido Electric Power Co., Inc.	7,100	32,146
Hokkaido Gas Co. Ltd.	400	5,570
Hokkan Holdings Ltd.	600	7,545
Hokko Chemical Industry Co. Ltd.	1,000	8,749
Hokkoku Bank Ltd. (The)	1,400	27,888
Hokuetsu Corp.	8,000	41,550
Hokuhoku Financial Group, Inc.	2,900	21,170
Hokuriku Electric Industry Co. Ltd.	400	3,755
Hokuriku Electric Power Co.	7,800	42,547
Hokushin Co. Ltd.	800	1,109
Hokuto Corp.	1,400	24,183
Honda Motor Co. Ltd.	52,700	1,684,009
Honeys Holdings Co. Ltd.	1,080	9,877
Hoosiers Holdings	2,000	12,854
Horiba Ltd. (x)	1,400	90,733
Hoshizaki Corp.	2,000	169,945
Hosiden Corp.	3,000	26,869
Hosokawa Micron Corp.	400	21,423
House Do Co. Ltd. (x)	3,300	30,031
House Foods Group, Inc.	2,500	76,399
House of Rose Co. Ltd.	100	1,480
Howa Machinery Ltd.	600	4,358
Hoya Corp.	13,600	1,803,213
Hulic Co. Ltd. (x)	14,800	166,524
Hurxley Corp.	300	2,698
Hyakugo Bank Ltd. (The)	11,000	30,298
Hyakujushi Bank Ltd. (The)	1,400	18,373
Ibiden Co. Ltd.	4,300	231,847
Ichibanya Co. Ltd.	800	36,653
Ichigo, Inc.	10,100	32,001
Ichiken Co. Ltd.	200	3,413
Ichikoh Industries Ltd.	2,000	13,034
Ichinen Holdings Co. Ltd.	1,300	14,229
Ichiyoshi Securities Co. Ltd.	2,700	13,975
Icom, Inc.	600	12,935
Idec Corp.	1,400	26,476
Idemitsu Kosan Co. Ltd.	7,642	184,558
IDOM, Inc.	3,300	19,427
IHI Corp.*	4,600	109,146
Iida Group Holdings Co. Ltd.	5,976	153,845
Iino Kaiun Kaisha Ltd.	5,900	23,261
Ikegami Tsushinki Co. Ltd.	300	2,271
Imasen Electric Industrial	800	5,070
Impress Holdings, Inc.	1,000	1,818
Inaba Denki Sangyo Co. Ltd.	200	4,655
Inaba Seisakusho Co. Ltd.	600	8,177
Inabata & Co. Ltd. (x)	3,200	49,284
Inageya Co. Ltd.	1,000	13,250
Ines Corp.	1,600	19,933
I-Net Corp.	550	7,025
Infocom Corp.	1,100	30,348
Infomart Corp.	6,800	55,761
Information Services International-Dentsu Ltd.	1,400	57,716

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Inpex Corp. (x)	38,500	$287,290
Intage Holdings, Inc. (x)	1,200	16,753
Internet Initiative Japan, Inc.	1,400	43,476
Inui Global Logistics Co. Ltd.	490	5,743
I’rom Group Co. Ltd. (x)	300	5,433
Iseki & Co. Ltd.*	1,300	17,319
Isetan Mitsukoshi Holdings Ltd.	10,500	73,154
Ishihara Sangyo Kaisha Ltd.	2,100	21,152
Ishii Iron Works Co. Ltd.	100	2,736
Ishikawa Seisakusho Ltd.*	200	2,916
Ishizuka Glass Co. Ltd.	100	1,745
Isuzu Motors Ltd.	20,500	270,701
Itfor, Inc.	1,300	9,396
Ito En Ltd.	2,100	124,569
ITOCHU Corp.	45,300	1,304,829
Itochu Enex Co. Ltd.	2,700	24,036
Itochu Techno-Solutions Corp.	3,000	92,893
Itochu-Shokuhin Co. Ltd.	300	14,285
Itoham Yonekyu Holdings, Inc.	7,370	47,433
Itoki Corp.	2,600	8,449
IwaiCosmo Holdings, Inc.	1,100	16,308
Iwasaki Electric Co. Ltd.	400	7,010
Iwatani Corp.	600	35,969
Iwatsu Electric Co. Ltd.	500	4,244
Iyo Bank Ltd. (The)	9,100	44,724
Izumi Co. Ltd.	1,700	63,963
Izutsuya Co. Ltd.*	600	1,253
J Front Retailing Co. Ltd.	9,500	84,230
Jaccs Co. Ltd.	1,600	37,445
JAFCO Group Co. Ltd.	1,600	99,518
Jalux, Inc.*	300	4,942
Janome Sewing Machine Co. Ltd.	1,200	8,144
Japan Airlines Co. Ltd.*	11,400	246,378
Japan Airport Terminal Co. Ltd.	2,100	94,325
Japan Asia Investment Co. Ltd.*	800	2,002
Japan Aviation Electronics Industry Ltd.	2,000	35,339
Japan Cash Machine Co. Ltd.	1,100	5,545
Japan Communications, Inc.*	17,400	32,734
Japan Display, Inc. (x)*	17,300	5,917
Japan Electronic Materials Corp. (x)	500	8,776
Japan Elevator Service Holdings Co. Ltd.	2,000	46,483
Japan Exchange Group, Inc.	19,300	429,101
Japan Foods Co. Ltd.	100	1,100
Japan Foundation Engineering Co. Ltd.	1,700	7,758
Japan Lifeline Co. Ltd.	1,800	21,889
Japan Material Co. Ltd.	1,900	23,105
Japan Medical Dynamic Marketing, Inc.	1,000	19,650
Japan Oil Transportation Co. Ltd.	100	2,324
Japan Petroleum Exploration Co. Ltd.	600	10,785
Japan Post Bank Co. Ltd.	18,500	155,367
Japan Post Holdings Co. Ltd.*	44,800	367,086
Japan Post Insurance Co. Ltd.	2,200	40,675
Japan Pulp & Paper Co. Ltd.	600	19,065
Japan Securities Finance Co. Ltd.	5,546	40,486
Japan Steel Works Ltd. (The)	1,700	43,673
Japan Tobacco, Inc. (x)	33,800	638,456
Japan Transcity Corp.	2,000	9,667
Japan Wool Textile Co. Ltd. (The)	4,000	34,817
Jastec Co. Ltd.	700	8,172
JBCC Holdings, Inc.	1,000	13,133
JCR Pharmaceuticals Co. Ltd.	1,200	40,398
JCU Corp.	800	25,780
Jeol Ltd. (x)	2,000	117,017
JFE Holdings, Inc.	16,744	196,084
JGC Holdings Corp.	6,600	61,488
JINS Holdings, Inc. (x)	500	38,301
JK Holdings Co. Ltd. (x)	1,100	7,822
JMS Co. Ltd. (x)	500	3,722
Joban Kosan Co. Ltd.*	300	3,905
J-Oil Mills, Inc.	1,000	16,913
Joshin Denki Co. Ltd.	1,000	24,214
JSP Corp.	800	11,486
JSR Corp.	6,200	187,515
JTEKT Corp.	7,500	76,894
Juki Corp.	1,400	9,993
Juroku Bank Ltd. (The)	1,500	26,410
Justsystems Corp.	900	52,982
JVCKenwood Corp.	5,800	12,373
K&O Energy Group, Inc.	500	5,945
Kadokawa Corp.	1,484	60,244
Kaga Electronics Co. Ltd.	1,200	32,167
Kagome Co. Ltd.	2,200	58,042
Kajima Corp.	17,400	220,368
Kakaku.com, Inc.	5,200	157,037
Kaken Pharmaceutical Co. Ltd.	500	21,423
Kamei Corp.	1,000	10,108
Kamigumi Co. Ltd.	1,800	36,504
Kanaden Corp.	1,000	9,451
Kanagawa Chuo Kotsu Co. Ltd.	200	6,382
Kanamoto Co. Ltd.	1,000	23,025
Kandenko Co. Ltd.	2,900	22,632
Kaneka Corp.	1,600	64,449
Kanematsu Corp.	2,500	33,237
Kanematsu Electronics Ltd.	700	22,620
Kanematsu Sustech Corp.	100	1,634
Kansai Electric Power Co., Inc. (The)	24,300	231,746
Kansai Paint Co. Ltd.	7,800	198,765
Kanto Denka Kogyo Co. Ltd.	2,000	17,841
Kao Corp. (x)	15,300	941,316
Kappa Create Co. Ltd.*	1,800	23,542
Kasai Kogyo Co. Ltd.*	1,000	3,592
Katakura & Co-op Agri Corp.	55	601
Katakura Industries Co. Ltd.	1,400	18,752
Kato Sangyo Co. Ltd.	1,700	51,798
Kato Works Co. Ltd.	400	3,536
KAWADA TECHNOLOGIES, Inc.	200	6,319
Kawai Musical Instruments Manufacturing Co. Ltd.	400	13,880
Kawasaki Heavy Industries Ltd.*	5,200	111,166
Kawasaki Kisen Kaisha Ltd.*	1,999	71,884
KDDI Corp.	50,500	1,575,071
Keihan Holdings Co. Ltd.	3,200	96,782
Keihanshin Building Co. Ltd.	1,400	17,164
Keihin Co. Ltd.	200	2,493
Keikyu Corp.	8,400	102,680
Keio Corp.	3,600	211,603

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Keisei Electric Railway Co. Ltd.	4,700	$149,975
Keiyo Bank Ltd. (The)	2,500	9,159
Keiyo Co. Ltd.	2,200	15,545
Kewpie Corp.	5,100	114,445
Key Coffee, Inc.	1,200	22,532
Keyence Corp.	6,160	3,108,972
KH Neochem Co. Ltd.	1,500	34,849
Kikkoman Corp.	5,000	329,898
Kimoto Co. Ltd.	2,200	5,446
Kimura Chemical Plants Co. Ltd. (x)	1,100	8,169
Kimura Unity Co. Ltd.	200	2,434
Kinden Corp.	5,000	81,642
King Jim Co. Ltd. (x)	1,000	7,948
Kinki Sharyo Co. Ltd. (The)	100	1,073
Kintetsu Department Store Co. Ltd.*	100	2,750
Kintetsu Group Holdings Co. Ltd.*	6,600	231,694
Kintetsu World Express, Inc.	2,200	46,299
Kirin Holdings Co. Ltd. (x)	28,600	557,609
Kisoji Co. Ltd.	1,400	29,488
Kissei Pharmaceutical Co. Ltd.	1,200	23,256
Kitagawa Corp.	500	7,692
Kita-Nippon Bank Ltd. (The)	300	4,456
Kitano Construction Corp.	300	6,278
Kitazawa Sangyo Co. Ltd.	1,000	2,259
Kitz Corp.	5,100	34,660
Kiyo Bank Ltd. (The)	1,900	24,576
KNT-CT Holdings Co. Ltd. (x)*	400	4,756
Koa Corp.	1,500	23,399
Koatsu Gas Kogyo Co. Ltd.	1,000	5,869
Kobayashi Pharmaceutical Co. Ltd.	1,900	162,303
Kobayashi Yoko Co. Ltd.	300	753
Kobe Bussan Co. Ltd.	6,000	189,027
Kobe Steel Ltd.	12,900	82,791
Koei Tecmo Holdings Co. Ltd.	1,762	85,963
Kohnan Shoji Co. Ltd.	1,100	37,823
Kohsoku Corp.	700	9,281
Koito Manufacturing Co. Ltd.	4,200	261,236
Kojima Co. Ltd.	1,500	10,248
Kokuyo Co. Ltd. (x)	3,400	53,099
KOMAIHALTEC, Inc.	200	3,165
Komatsu Ltd.	128,990	3,205,157
Komatsu Matere Co. Ltd.	2,000	16,238
Komatsu Wall Industry Co. Ltd.	400	7,071
Komeri Co. Ltd.	1,600	37,705
Komori Corp.	3,400	24,881
Konaka Co. Ltd.	1,400	4,398
Konami Holdings Corp.	2,800	168,108
Konica Minolta, Inc.	16,600	91,745
Konishi Co. Ltd.	2,000	29,056
Kosaido Co. Ltd.*	900	6,756
Kose Corp.	1,300	204,546
Kosei Securities Co. Ltd. (The)	200	1,078
Kotobuki Spirits Co. Ltd.	800	51,704
Kourakuen Holdings Corp.*	700	9,710
Krosaki Harima Corp.	200	7,750
KRS Corp.	300	4,780
K’s Holdings Corp.	6,800	78,164
Kubota Corp. (x)	37,500	758,472
Kumagai Gumi Co. Ltd.	1,000	25,204
Kumiai Chemical Industry Co. Ltd.	5,140	39,327
Kura Sushi, Inc. (x)	1,200	50,227
Kurabo Industries Ltd.	1,200	20,545
Kuraray Co. Ltd. (x)	11,900	114,292
Kuraudia Holdings Co. Ltd.*	200	542
Kureha Corp.	800	46,303
Kurimoto Ltd.	600	8,922
Kurita Water Industries Ltd.	3,500	167,919
Kusuri no Aoki Holdings Co. Ltd.	800	58,328
KYB Corp.*	700	23,691
Kyocera Corp.	9,800	605,845
Kyodo Printing Co. Ltd.	300	7,156
Kyoei Sangyo Co. Ltd.	100	1,293
Kyoei Steel Ltd.	1,300	16,944
Kyoei Tanker Co. Ltd.	200	1,593
Kyokuto Boeki Kaisha Ltd.	200	4,567
Kyokuto Kaihatsu Kogyo Co. Ltd.	2,300	32,649
Kyokuto Securities Co. Ltd.	1,600	11,680
Kyokuyo Co. Ltd.	500	13,029
KYORIN Holdings, Inc.	3,000	48,931
Kyoritsu Maintenance Co. Ltd.	1,200	39,102
Kyoritsu Printing Co. Ltd.	1,000	1,251
Kyosan Electric Manufacturing Co. Ltd.	2,000	7,597
Kyoto Kimono Yuzen Co. Ltd.	700	1,720
Kyowa Electronic Instruments Co. Ltd.	1,000	3,484
Kyowa Exeo Corp.	3,058	75,284
Kyowa Kirin Co. Ltd.	6,800	241,163
Kyowa Leather Cloth Co. Ltd.	700	4,556
Kyudenko Corp.	2,000	64,179
Kyushu Electric Power Co., Inc.	13,800	106,206
Kyushu Financial Group, Inc.	16,770	59,173
Kyushu Railway Co.	5,600	126,321
Land Business Co. Ltd.	1,000	3,141
LAND Co. Ltd.*	1,300	129
Lasertec Corp.	3,200	621,882
Lawson, Inc.	800	37,013
LEC, Inc.	1,200	12,206
Leopalace21 Corp.*	7,300	9,134
Life Corp.	700	22,211
Lintec Corp.	900	19,524
Lion Corp.	10,000	169,405
Lixil Corp.	10,040	259,642
Look Holdings, Inc.	400	5,390
M3, Inc.	13,400	978,570
Mabuchi Motor Co. Ltd. (x)	1,600	60,489
Macnica Fuji Electronics Holdings, Inc.	1,850	44,479
Maeda Corp. (x)	8,000	69,346
Maeda Road Construction Co. Ltd.	400	7,856
Maezawa Industries, Inc.	900	5,023
Maezawa Kasei Industries Co. Ltd.	900	9,892
Maezawa Kyuso Industries Co. Ltd.	800	7,417
Makino Milling Machine Co. Ltd.	1,200	48,391
Makita Corp.	8,900	418,984
Mandom Corp.	1,400	26,086

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Mani, Inc.	3,300	$75,627
Marche Corp.*	300	1,358
Mars Group Holdings Corp.	600	8,787
Marubeni Construction Material Lease Co. Ltd.	100	1,684
Marubeni Corp.	64,400	560,033
Marubun Corp.	900	5,104
Marudai Food Co. Ltd.	1,200	18,309
Maruha Nichiro Corp.	1,300	27,628
Marui Group Co. Ltd.	6,700	125,925
Maruichi Steel Tube Ltd.	1,600	37,575
Maruka Corp.	400	8,879
Marusan Securities Co. Ltd.	3,900	21,203
Maruwa Co. Ltd.	300	30,217
Maruwa Unyu Kikan Co. Ltd. (x)	2,000	28,426
Maruwn Corp.	600	1,485
Maruyama Manufacturing Co., Inc.	200	3,138
Maruzen CHI Holdings Co. Ltd.	600	2,187
Maruzen Showa Unyu Co. Ltd.	800	24,051
Matsuda Sangyo Co. Ltd.	800	15,461
Matsui Construction Co. Ltd.	1,000	6,625
Matsui Securities Co. Ltd.	1,000	7,291
Matsumotokiyoshi Holdings Co. Ltd. (x)	2,800	123,624
Matsuya Co. Ltd.	2,200	18,535
Matsuyafoods Holdings Co. Ltd.	500	15,865
Max Co. Ltd.	2,000	32,801
Mazda Motor Corp.*	22,000	206,742
Mebuki Financial Group, Inc.	32,760	69,003
MEC Co. Ltd.	800	23,259
Medical System Network Co. Ltd.	400	2,664
Medipal Holdings Corp.	7,600	145,166
Megachips Corp.	1,100	31,536
Megmilk Snow Brand Co. Ltd.	2,700	51,378
Meidensha Corp.	800	15,907
Meiji Holdings Co. Ltd.	3,700	221,477
Meiji Shipping Co. Ltd.	1,100	5,188
Meiko Network Japan Co. Ltd.	900	4,682
Meitec Corp.	1,000	54,098
Meito Sangyo Co. Ltd.	600	8,436
Meiwa Corp. (x)	900	3,840
Meiwa Estate Co. Ltd.	700	3,862
Melco Holdings, Inc.	600	28,624
Menicon Co. Ltd.	700	49,147
Michinoku Bank Ltd. (The)	600	5,028
Milbon Co. Ltd.	840	47,484
Mimasu Semiconductor Industry Co. Ltd.	1,000	24,673
Minebea Mitsumi, Inc.	13,137	347,537
Ministop Co. Ltd.	900	11,471
Mirait Holdings Corp.	3,600	63,870
MISUMI Group, Inc.	8,300	280,913
Mitachi Co. Ltd.	200	1,266
Mito Securities Co. Ltd. (x)	3,000	7,939
Mitsuba Corp.*	2,000	14,744
Mitsubishi Chemical Holdings Corp.	44,220	371,568
Mitsubishi Corp.	43,010	1,172,279
Mitsubishi Electric Corp.	67,200	975,381
Mitsubishi Estate Co. Ltd.	47,700	771,349
Mitsubishi Gas Chemical Co., Inc.	6,500	137,846
Mitsubishi HC Capital, Inc.	25,820	138,286
Mitsubishi Heavy Industries Ltd.	11,500	338,391
Mitsubishi Kakoki Kaisha Ltd. (x)	300	7,013
Mitsubishi Logisnext Co. Ltd.	1,000	9,154
Mitsubishi Logistics Corp.	3,000	88,843
Mitsubishi Materials Corp.	4,100	81,745
Mitsubishi Motors Corp.*	26,200	73,580
Mitsubishi Paper Mills Ltd.	1,800	5,849
Mitsubishi Pencil Co. Ltd.	2,000	25,888
Mitsubishi Research Institute, Inc.	400	14,204
Mitsubishi Shokuhin Co. Ltd.	1,100	27,813
Mitsubishi Steel Manufacturing Co. Ltd.*	700	5,570
Mitsubishi UFJ Financial Group, Inc.	452,200	2,442,641
Mitsuboshi Belting Ltd.	1,500	23,628
Mitsui & Co. Ltd.	54,400	1,224,422
Mitsui Chemicals, Inc.	5,331	184,026
Mitsui DM Sugar Holdings Co. Ltd.	1,000	16,805
Mitsui E&S Holdings Co. Ltd.*	3,400	15,884
Mitsui Fudosan Co. Ltd.	33,900	785,136
Mitsui High-Tec, Inc.	1,400	80,526
Mitsui Matsushima Holdings Co. Ltd.	800	7,187
Mitsui Mining & Smelting Co. Ltd.	1,600	44,358
Mitsui OSK Lines Ltd.	4,100	197,075
Mitsui-Soko Holdings Co. Ltd.	1,000	22,737
Mitsumura Printing Co. Ltd.	100	1,492
Mitsuuroko Group Holdings Co. Ltd.	1,900	20,198
Miura Co. Ltd.	3,000	130,024
Miyaji Engineering Group, Inc.	400	8,245
Miyakoshi Holdings, Inc.*	300	2,817
Miyazaki Bank Ltd. (The)	800	14,258
Miyoshi Oil & Fat Co. Ltd.	400	4,526
Mizuho Financial Group, Inc.	87,137	1,245,150
Mizuho Leasing Co. Ltd.	1,700	57,307
Mizuno Corp.	1,200	25,513
Mochida Pharmaceutical Co. Ltd.	1,000	32,765
Modec, Inc.	1,000	18,525
Monex Group, Inc.	7,000	47,131
MonotaRO Co. Ltd.	9,800	232,000
Morinaga & Co. Ltd.	800	25,564
Morinaga Milk Industry Co. Ltd.	1,300	67,753
Morita Holdings Corp.	2,000	28,786
Morozoff Ltd.	200	9,631
Mory Industries, Inc.	400	8,519
MOS Food Services, Inc.	1,600	43,710
MrMax Holdings Ltd.	1,200	7,064
MS&AD Insurance Group Holdings, Inc.	16,200	467,794
Murata Manufacturing Co. Ltd.	20,295	1,549,504
Musashi Seimitsu Industry Co. Ltd.	2,400	53,446
Musashino Bank Ltd. (The)	1,900	28,561
Mutoh Holdings Co. Ltd.	100	1,418
Nabtesco Corp. (x)	3,800	143,661
NAC Co. Ltd.	400	3,280
Nachi-Fujikoshi Corp.	500	17,598

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Nagaileben Co. Ltd.	1,200	$28,894
Nagano Bank Ltd. (The)	400	4,097
Nagano Keiki Co. Ltd.	800	7,849
Nagase & Co. Ltd.	3,800	56,712
Nagatanien Holdings Co. Ltd.	500	9,613
Nagawa Co. Ltd. (x)	400	30,965
Nagoya Railroad Co. Ltd.	4,700	87,404
Naigai Co. Ltd.*	300	910
Nakabayashi Co. Ltd.	1,000	5,410
Nakamuraya Co. Ltd.	300	10,248
Nakano Corp.	1,000	3,772
Nakayama Steel Works Ltd.	600	2,182
Nakayamafuku Co. Ltd.	700	2,873
Nakayo, Inc.	200	2,596
Namura Shipbuilding Co. Ltd.	1,024	1,678
Nankai Electric Railway Co. Ltd.	3,200	68,352
Nanto Bank Ltd. (The)	1,100	18,189
Natori Co. Ltd.	600	10,186
NC Holdings Co. Ltd.	300	3,324
NEC Capital Solutions Ltd.	300	5,817
NEC Corp.	8,400	432,495
NEC Networks & System Integration Corp.	3,300	52,131
NET One Systems Co. Ltd.	3,000	98,969
Neturen Co. Ltd.	1,700	8,569
Nexon Co. Ltd.	19,700	439,058
Nexyz Group Corp.	500	4,082
NGK Insulators Ltd.	7,400	124,160
NGK Spark Plug Co. Ltd.	6,100	90,379
NH Foods Ltd.	2,500	97,214
NHK Spring Co. Ltd.	9,700	79,629
Nice Corp.	500	9,208
Nichia Steel Works Ltd.	1,000	2,655
Nichias Corp.	3,000	75,476
Nichiban Co. Ltd.	500	7,921
Nichicon Corp. (x)	3,900	41,951
Nichiden Corp.	1,000	19,389
Nichiha Corp.	1,200	30,493
Nichi-iko Pharmaceutical Co. Ltd.	2,100	16,823
Nichimo Co. Ltd.	100	1,848
Nichirei Corp.	3,500	91,962
Nichireki Co. Ltd.	1,000	11,765
Nidec Corp.	16,654	1,930,062
Nifco, Inc.	2,300	86,849
Nihon Chouzai Co. Ltd.	600	8,441
Nihon Dempa Kogyo Co. Ltd. (x)*	900	8,142
Nihon Kohden Corp.	2,600	74,189
Nihon M&A Center, Inc.	10,400	269,701
Nihon Nohyaku Co. Ltd.	2,000	9,073
Nihon Parkerizing Co. Ltd.	3,100	30,946
Nihon Tokushu Toryo Co. Ltd.	1,000	9,811
Nihon Trim Co. Ltd. (x)	200	6,913
Nihon Unisys Ltd.	2,100	63,135
Nihon Yamamura Glass Co. Ltd.	500	4,105
Nikkato Corp.	400	2,553
Nikkiso Co. Ltd.	4,000	40,218
Nikko Co. Ltd.	1,000	6,265
Nikkon Holdings Co. Ltd.	3,000	65,295
Nikon Corp.	8,200	87,466
Nintendo Co. Ltd.	4,200	2,442,990
Nippn Corp.	2,000	28,246
Nippo Corp.	1,500	42,734
Nippon Air Conditioning Services Co. Ltd.	1,200	7,723
Nippon Beet Sugar Manufacturing Co. Ltd.	700	10,617
Nippon Carbide Industries Co., Inc.	300	3,473
Nippon Carbon Co. Ltd. (x)	600	22,629
Nippon Ceramic Co. Ltd.	800	21,034
Nippon Chemical Industrial Co. Ltd.	400	10,892
Nippon Chemi-Con Corp.*	700	16,817
Nippon Chemiphar Co. Ltd.	100	2,102
Nippon Chutetsukan KK	100	1,116
Nippon Coke & Engineering Co. Ltd.	10,000	9,181
Nippon Concrete Industries Co. Ltd.	1,000	2,925
Nippon Denko Co. Ltd.	5,000	13,817
Nippon Densetsu Kogyo Co. Ltd.	2,000	32,495
Nippon Electric Glass Co. Ltd. (x)	3,200	75,179
Nippon Express Co. Ltd.	2,200	167,532
Nippon Felt Co. Ltd.	700	2,829
Nippon Filcon Co. Ltd.	900	4,026
Nippon Fine Chemical Co. Ltd.	1,000	13,493
Nippon Gas Co. Ltd.	3,300	56,082
Nippon Hume Corp.	1,000	6,472
Nippon Kanzai Co. Ltd.	800	17,945
Nippon Kayaku Co. Ltd.	5,000	47,257
Nippon Kinzoku Co. Ltd.*	300	2,571
Nippon Koei Co. Ltd.	800	22,215
Nippon Koshuha Steel Co. Ltd.*	500	1,836
Nippon Light Metal Holdings Co. Ltd.	280	4,713
Nippon Paint Holdings Co. Ltd. (x)	29,000	393,645
Nippon Paper Industries Co. Ltd. (x)	2,800	31,353
Nippon Parking Development Co. Ltd.	13,000	19,776
Nippon Pillar Packing Co. Ltd.	1,000	19,974
Nippon Piston Ring Co. Ltd.	400	4,637
Nippon Road Co. Ltd. (The)	400	27,760
Nippon Sanso Holdings Corp.	6,600	135,273
Nippon Seisen Co. Ltd.	200	8,317
Nippon Sharyo Ltd.	400	7,568
Nippon Sheet Glass Co. Ltd. (x)*	3,800	21,720
Nippon Shinyaku Co. Ltd.	1,900	150,673
Nippon Shokubai Co. Ltd.	1,000	48,067
Nippon Signal Co. Ltd.	2,800	23,087
Nippon Soda Co. Ltd.	1,400	40,515
Nippon Steel Corp.	28,615	482,562
Nippon Steel Trading Corp.	740	29,108
Nippon Suisan Kaisha Ltd.	9,200	43,808
Nippon Systemware Co. Ltd.	400	8,141
Nippon Telegraph & Telephone Corp.	80,440	2,095,806
Nippon Television Holdings, Inc.	3,100	35,913
Nippon Thompson Co. Ltd.	4,000	21,819
Nippon Yakin Kogyo Co. Ltd.	650	13,281
Nippon Yusen KK	5,900	298,996
Nipro Corp.	4,800	56,730

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Nishimatsu Construction Co. Ltd.	2,200	$68,518
Nishimatsuya Chain Co. Ltd.	700	9,495
Nishi-Nippon Financial Holdings, Inc.	4,000	22,755
Nishi-Nippon Railroad Co. Ltd.	1,100	26,655
Nissan Chemical Corp.	3,800	186,075
Nissan Motor Co. Ltd.*	82,020	407,018
Nissan Shatai Co. Ltd.	900	5,809
Nissan Tokyo Sales Holdings Co. Ltd.	1,000	2,205
Nissei Plastic Industrial Co. Ltd.	1,000	12,548
Nissha Co. Ltd. (x)	2,200	33,091
Nisshin Group Holdings Co. Ltd.	1,400	5,822
Nisshin Oillio Group Ltd. (The)	1,200	33,161
Nisshin Seifun Group, Inc.	8,305	121,478
Nisshinbo Holdings, Inc. (x)	4,368	37,706
Nissin Corp.	800	10,542
Nissin Electric Co. Ltd.	2,000	25,258
Nissin Foods Holdings Co. Ltd.	2,900	208,830
Nissui Pharmaceutical Co. Ltd.	500	4,402
Nitori Holdings Co. Ltd.	3,000	530,897
Nitta Corp.	1,100	25,714
Nittetsu Mining Co. Ltd.	300	15,527
Nitto Boseki Co. Ltd.	1,000	30,874
Nitto Denko Corp.	4,720	352,210
Nitto Fuji Flour Milling Co. Ltd.	100	6,373
Nitto Kogyo Corp.	1,800	29,537
Nitto Kohki Co. Ltd.	700	11,348
Nitto Seiko Co. Ltd.	1,000	5,086
Nitto Seimo Co. Ltd.	100	1,376
Nittoc Construction Co. Ltd.	750	5,097
NOF Corp.	2,900	151,141
Nohmi Bosai Ltd.	1,000	18,867
NOK Corp.	5,000	62,019
Nomura Co. Ltd.	4,000	34,385
Nomura Holdings, Inc.	122,600	626,601
Nomura Real Estate Holdings, Inc.	4,100	103,999
Nomura Research Institute Ltd.	9,909	327,788
Noritake Co. Ltd.	600	22,791
Noritsu Koki Co. Ltd.	1,100	23,526
Noritz Corp.	2,300	38,466
North Pacific Bank Ltd.	2,400	5,098
NS Solutions Corp.	1,000	32,225
NS United Kaiun Kaisha Ltd.	400	8,720
NSD Co. Ltd.	2,260	37,757
NSK Ltd.	14,500	122,557
NTN Corp.*	13,000	33,935
NTT Data Corp.	18,200	283,907
Obara Group, Inc. (x)	800	27,436
Obayashi Corp.	9,500	75,507
OBIC Business Consultants Co. Ltd.	1,200	69,346
Obic Co. Ltd.	2,400	447,401
Odakyu Electric Railway Co. Ltd.	10,499	265,180
Oenon Holdings, Inc.	3,000	10,018
Ogaki Kyoritsu Bank Ltd. (The)	1,600	26,701
Ohara, Inc.	400	5,260
Ohashi Technica, Inc.	600	8,085
OIE Sangyo Co. Ltd.	300	3,327
Oiles Corp.	1,560	21,737
Oita Bank Ltd. (The)	700	10,554
Oizumi Corp.	400	1,379
Oji Holdings Corp.	27,800	159,651
Okabe Co. Ltd.	2,700	15,651
Okamoto Industries, Inc.	800	29,452
Okamura Corp.	4,000	54,116
Okasan Securities Group, Inc.	6,000	22,467
Okaya Electric Industries Co. Ltd.	600	2,139
Oki Electric Industry Co. Ltd.	3,600	32,988
Okinawa Electric Power Co., Inc. (The) (x)	2,273	28,337
OKK Corp.*	400	1,440
OKUMA Corp.	1,000	48,877
Okumura Corp.	1,300	34,181
Okura Industrial Co. Ltd.	600	13,502
Okuwa Co. Ltd.	1,000	9,784
Olympic Group Corp. (x)	800	5,610
Olympus Corp.	38,300	761,208
Omron Corp.	6,300	499,599
Ono Pharmaceutical Co. Ltd.	16,000	357,028
ONO Sokki Co. Ltd.	500	2,601
Onoken Co. Ltd.	1,000	11,423
Onward Holdings Co. Ltd.	1,000	3,024
Open House Co. Ltd.	2,000	93,974
Optex Group Co. Ltd.	1,600	26,730
Optorun Co. Ltd.	1,000	22,233
Oracle Corp.	1,300	99,464
Organo Corp.	400	22,431
Orient Corp. (x)	16,500	21,684
Oriental Land Co. Ltd.	7,000	997,435
Oriental Shiraishi Corp.*	450	1,126
Origin Co. Ltd.	200	2,495
ORIX Corp.	41,900	706,976
Osaka Gas Co. Ltd.	13,200	245,833
Osaka Soda Co. Ltd.	1,000	21,864
Osaka Steel Co. Ltd.	800	8,029
OSAKA Titanium Technologies Co. Ltd.	1,100	7,842
Osaki Electric Co. Ltd.	1,000	5,473
OSG Corp.	2,200	38,140
Otsuka Corp.	4,200	220,406
Otsuka Holdings Co. Ltd. (x)	13,300	551,538
Outsourcing, Inc.	3,000	54,521
Oyo Corp.	1,200	13,491
Pacific Industrial Co. Ltd.	2,000	21,549
Pacific Metals Co. Ltd. (x)	899	13,773
Pack Corp. (The)	900	21,889
PAL GROUP Holdings Co. Ltd.	1,400	21,751
PALTAC Corp.	1,050	54,440
Pan Pacific International Holdings Corp.	16,700	346,642
Panasonic Corp.	79,385	918,578
Paramount Bed Holdings Co. Ltd.	1,800	32,064
Paris Miki Holdings, Inc. (x)	1,500	3,605
Park24 Co. Ltd.*	4,000	72,659
Pasco Corp.	200	2,920
Pasona Group, Inc. (x)	1,000	19,443
Pegasus Sewing Machine Manufacturing Co. Ltd.	1,200	5,120
Penta-Ocean Construction Co. Ltd.	10,300	71,668
PeptiDream, Inc.*	3,400	166,794

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Persol Holdings Co. Ltd.	6,400	$126,450
PIA Corp.*	300	9,195
Pigeon Corp. (x)	4,300	121,149
Pilot Corp.	1,100	37,229
Piolax, Inc.	1,500	20,631
Plenus Co. Ltd.	1,500	27,476
Pola Orbis Holdings, Inc. (x)	3,000	79,230
Poplar Co. Ltd.*	300	756
Press Kogyo Co. Ltd.	5,000	15,617
Prima Meat Packers Ltd.	1,400	37,869
Pronexus, Inc.	1,300	11,971
PS Mitsubishi Construction Co. Ltd.	800	4,450
Raito Kogyo Co. Ltd.	800	13,005
Raiznext Corp.	2,600	27,008
Raksul, Inc.*	1,100	53,765
Rakuten Group, Inc.	31,300	353,303
Rasa Corp.	500	4,051
Rasa Industries Ltd.	400	6,773
Recruit Holdings Co. Ltd.	47,600	2,343,688
Relia, Inc. (x)	1,600	19,544
Relo Group, Inc.	3,600	82,308
Renaissance, Inc.	500	5,504
Renesas Electronics Corp.*	35,300	381,613
Rengo Co. Ltd.	5,800	48,292
Resol Holdings Co. Ltd.	100	3,605
Resona Holdings, Inc.	78,400	301,476
Resorttrust, Inc.	3,800	62,048
Restar Holdings Corp.	700	11,884
Rheon Automatic Machinery Co. Ltd.	1,000	12,980
Rhythm Co. Ltd.	600	4,283
Ricoh Co. Ltd.	16,400	184,084
Ricoh Leasing Co. Ltd.	800	24,808
Right On Co. Ltd.*	900	5,622
Riken Corp.	400	9,199
Riken Keiki Co. Ltd.	1,000	23,898
Riken Technos Corp.	2,000	11,072
Ringer Hut Co. Ltd.	900	19,289
Rinnai Corp.	1,700	161,744
Riso Kagaku Corp.	1,800	28,775
Riso Kyoiku Co. Ltd.	3,900	11,690
Rock Field Co. Ltd.	1,200	15,943
Rohm Co. Ltd.	3,100	286,575
Rohto Pharmaceutical Co. Ltd.	3,300	88,667
Roland DG Corp.	500	11,999
Round One Corp.	3,300	40,843
Royal Holdings Co. Ltd. (x)*	1,800	35,240
Ryobi Ltd.	1,400	19,545
Ryoden Corp.	500	7,314
Ryohin Keikaku Co. Ltd.	9,100	190,855
Ryosan Co. Ltd.	700	12,722
Ryoyo Electro Corp.	1,600	37,417
S Foods, Inc.	500	14,807
Sagami Holdings Corp.*	1,000	9,190
Saibu Gas Holdings Co. Ltd.	1,300	28,482
Saizeriya Co. Ltd.	1,600	38,382
Sakai Chemical Industry Co. Ltd.	800	13,322
Sakai Heavy Industries Ltd.	200	4,465
Sakai Moving Service Co. Ltd.	400	20,739
Sakai Ovex Co. Ltd.	300	8,080
Sakata INX Corp.	2,000	18,201
Sakata Seed Corp.	1,100	36,140
Sala Corp.	1,000	5,221
San Holdings, Inc.	400	4,375
San ju San Financial Group, Inc.	990	12,030
San-A Co. Ltd.	800	30,388
San-Ai Oil Co. Ltd.	2,000	23,151
Sanden Holdings Corp. (x)*	1,400	4,423
Sangetsu Corp.	1,800	25,081
San-In Godo Bank Ltd. (The)	7,000	33,962
Sanix, Inc. (x)*	1,800	6,189
Sanken Electric Co. Ltd.*	300	14,933
Sanki Engineering Co. Ltd.	3,000	37,941
Sanko Metal Industrial Co. Ltd.	100	2,143
Sankyo Co. Ltd.	700	17,876
Sankyo Seiko Co. Ltd.	2,000	9,775
Sankyo Tateyama, Inc.	1,700	13,083
Sankyu, Inc.	1,700	73,680
Sanoh Industrial Co. Ltd. (x)	1,400	14,782
Sanrio Co. Ltd.	2,000	35,393
Sanritsu Corp.	300	2,042
Sanshin Electronics Co. Ltd. (x)	1,500	29,178
Santen Pharmaceutical Co. Ltd.	13,400	184,545
Sanwa Holdings Corp.	8,800	108,044
Sanyo Chemical Industries Ltd.	600	29,218
Sanyo Industries Ltd.	100	1,666
Sanyo Shokai Ltd.*	600	5,093
Sanyo Special Steel Co. Ltd.*	1,200	17,412
Sapporo Holdings Ltd.	2,500	52,028
Sata Construction Co. Ltd.	800	3,550
Sato Holdings Corp.	1,200	29,423
Sato Shoji Corp.	1,000	10,090
Satori Electric Co. Ltd.	900	6,602
Sawai Group Holdings Co. Ltd.	1,800	80,202
Saxa Holdings, Inc.	300	3,667
SB Technology Corp.	400	11,036
SBI Holdings, Inc.	7,860	185,932
SCREEN Holdings Co. Ltd.	1,300	128,485
Scroll Corp. (x)	1,700	13,420
SCSK Corp.	1,532	91,290
Secom Co. Ltd.	6,400	486,445
Sega Sammy Holdings, Inc.	6,700	87,930
Seibu Holdings, Inc.*	8,500	99,617
Seika Corp.	800	11,536
Seikagaku Corp.	2,400	23,353
Seikitokyu Kogyo Co. Ltd.	600	4,585
Seiko Epson Corp.	8,400	147,744
Seiko Holdings Corp.	1,200	23,947
Seino Holdings Co. Ltd.	5,000	64,089
Seiren Co. Ltd.	3,200	63,196
Sekisui Chemical Co. Ltd.	15,400	263,240
Sekisui House Ltd.	23,400	479,922
Sekisui Jushi Corp.	1,000	18,993
Sekisui Kasei Co. Ltd.	1,000	5,446
Senko Group Holdings Co. Ltd. (x)	4,000	39,030
Senshu Ikeda Holdings, Inc.	6,880	9,847
Senshukai Co. Ltd. (x)	2,200	7,525
Seven & i Holdings Co. Ltd.	26,136	1,246,162
Seven Bank Ltd.	2,700	5,736
SG Holdings Co. Ltd.	13,400	351,359
Sharp Corp.	8,100	133,645
Shibaura Machine Co. Ltd. (x)	1,400	30,912

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Shibaura Mechatronics Corp.	200	$14,726
Shibusawa Warehouse Co. Ltd. (The)	600	11,423
Shibuya Corp.	700	19,564
Shiga Bank Ltd. (The)	200	3,496
Shikibo Ltd. (x)	700	5,948
Shikoku Bank Ltd. (The)	1,600	10,024
Shikoku Chemicals Corp.	1,000	11,792
Shikoku Electric Power Co., Inc.	2,700	18,373
Shima Seiki Manufacturing Ltd.	900	15,384
Shimadzu Corp.	8,000	309,285
Shimamura Co. Ltd.	800	76,763
Shimano, Inc.	2,600	616,679
Shimizu Bank Ltd. (The)	400	5,282
Shimizu Corp.	9,500	72,857
Shimojima Co. Ltd.	800	7,957
Shin Nippon Air Technologies Co. Ltd.	900	16,372
Shin Nippon Biomedical Laboratories Ltd. (x)	700	5,160
Shinagawa Refractories Co. Ltd.	300	10,126
Shindengen Electric Manufacturing Co. Ltd.*	400	16,958
Shin-Etsu Chemical Co. Ltd.	11,600	1,940,033
Shin-Etsu Polymer Co. Ltd.	2,500	23,088
Shingakukai Holdings Co. Ltd.	600	2,312
Shin-Keisei Electric Railway Co. Ltd.	200	3,835
Shinko Electric Industries Co. Ltd.	3,100	113,430
Shinko Shoji Co. Ltd.	2,200	15,387
Shinmaywa Industries Ltd.	1,800	15,538
Shinnihon Corp.	1,600	12,098
Shinsei Bank Ltd.	4,900	64,263
Shinsho Corp.	300	6,546
Shinwa Co. Ltd.	600	11,817
Shinyei Kaisha*	100	1,188
Shionogi & Co. Ltd.	8,800	458,714
Ship Healthcare Holdings, Inc.	3,000	70,021
Shiseido Co. Ltd.	13,700	1,007,630
Shizuoka Bank Ltd. (The)	13,900	107,476
Shizuoka Gas Co. Ltd.	3,000	26,869
SHO-BOND Holdings Co. Ltd. (x)	1,800	74,936
Shobunsha Holdings, Inc.*	700	3,087
Shochiku Co. Ltd.	400	46,123
Showa Denko KK	4,500	133,669
Showa Sangyo Co. Ltd.	1,000	26,896
Shuei Yobiko Co. Ltd.	200	745
Siix Corp.	1,400	17,907
Sinanen Holdings Co. Ltd.	400	10,964
Sinfonia Technology Co. Ltd.	1,400	15,740
Sintokogio Ltd.	2,600	19,214
SK Japan Co. Ltd.	200	834
SKY Perfect JSAT Holdings, Inc.	9,000	32,810
Skylark Holdings Co. Ltd. (x)*	7,900	109,723
SMC Corp.	2,100	1,240,965
SMK Corp.	300	6,656
SMS Co. Ltd.	2,800	83,802
SNT Corp.	2,400	5,379
Soda Nikka Co. Ltd.	1,000	4,951
SoftBank Corp.	61,300	802,012
SoftBank Group Corp.	54,312	3,801,033
Sohgo Security Services Co. Ltd.	2,900	132,085
Sojitz Corp.	10,000	30,154
Sompo Holdings, Inc.	13,050	482,320
Sony Group Corp.	43,500	4,234,687
Soshin Electric Co. Ltd.	600	3,105
Sotetsu Holdings, Inc.	3,000	59,112
Space Value Holdings Co. Ltd. (x)	2,000	12,944
SPK Corp.	400	4,774
S-Pool, Inc. (x)	3,800	34,239
Square Enix Holdings Co. Ltd.	2,800	138,872
SRA Holdings	600	14,409
ST Corp.	600	9,343
St Marc Holdings Co. Ltd.	800	11,478
Stanley Electric Co. Ltd.	5,400	156,272
Star Micronics Co. Ltd. (x)	2,300	35,009
Starzen Co. Ltd.	800	15,144
Stella Chemifa Corp.	500	12,971
Strike Co. Ltd.	700	27,945
Studio Alice Co. Ltd.	500	11,108
Subaru Corp.	16,400	323,512
Sugi Holdings Co. Ltd.	1,500	109,366
Sugimoto & Co. Ltd.	600	12,152
SUMCO Corp. (x)	8,000	196,228
Sumida Corp.	700	7,612
Suminoe Textile Co. Ltd.	300	5,512
Sumiseki Holdings, Inc.	3,800	4,310
Sumitomo Bakelite Co. Ltd.	1,200	53,036
Sumitomo Chemical Co. Ltd.	44,000	233,278
Sumitomo Corp.	42,680	571,653
Sumitomo Dainippon Pharma Co. Ltd.	4,700	98,489
Sumitomo Densetsu Co. Ltd.	900	18,519
Sumitomo Electric Industries Ltd.	23,100	340,798
Sumitomo Forestry Co. Ltd.	4,800	87,925
Sumitomo Heavy Industries Ltd.	4,000	110,176
Sumitomo Metal Mining Co. Ltd.	8,700	338,697
Sumitomo Mitsui Construction Co. Ltd.	7,200	30,590
Sumitomo Mitsui Financial Group, Inc.	44,150	1,522,071
Sumitomo Mitsui Trust Holdings, Inc.	13,141	417,314
Sumitomo Osaka Cement Co. Ltd.	200	5,437
Sumitomo Precision Products Co. Ltd.*	200	4,589
Sumitomo Realty & Development Co. Ltd.	15,900	568,189
Sumitomo Riko Co. Ltd.	2,000	12,998
Sumitomo Rubber Industries Ltd. (x)	7,284	100,512
Sumitomo Seika Chemicals Co. Ltd.	400	12,962
Sumitomo Warehouse Co. Ltd. (The)	4,500	64,688
Sun Frontier Fudousan Co. Ltd.	1,000	9,415
Sundrug Co. Ltd.	2,300	73,082
Suntory Beverage & Food Ltd. (x)	400	15,050
Sun-Wa Technos Corp.	600	6,540
Suruga Bank Ltd.	5,500	16,436
Suzuden Corp.	300	4,015
Suzuken Co. Ltd.	3,190	93,465
Suzuki Motor Corp.	14,000	592,412

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
SWCC Showa Holdings Co. Ltd.	1,500	$23,709
Sysmex Corp.	4,900	582,204
Systena Corp.	4,000	76,655
T Hasegawa Co. Ltd.	1,600	35,429
T RAD Co. Ltd.	400	9,617
T&D Holdings, Inc.	21,600	279,199
Tac Co. Ltd.	700	1,456
Tachibana Eletech Co. Ltd.	840	10,880
Tachi-S Co. Ltd.	1,600	21,402
Tadano Ltd.	5,000	52,208
Taihei Dengyo Kaisha Ltd.	500	11,765
Taiheiyo Cement Corp.	4,478	98,230
Taiheiyo Kouhatsu, Inc.	400	2,326
Taiho Kogyo Co. Ltd.	800	7,086
Taikisha Ltd.	1,000	29,839
Taiko Pharmaceutical Co. Ltd. (x)	1,200	10,996
Taisei Corp.	5,800	190,036
Taisei Lamick Co. Ltd.	300	7,256
Taisho Pharmaceutical Holdings Co. Ltd.	1,400	74,981
Taiyo Holdings Co. Ltd.	900	42,531
Taiyo Yuden Co. Ltd.	3,000	148,252
Takachiho Koheki Co. Ltd.	500	5,207
Takadakiko Co. Ltd.	100	2,510
Takamatsu Construction Group Co. Ltd.	1,000	18,201
Takano Co. Ltd.	400	2,333
Takaoka Toko Co. Ltd.	400	4,882
Taka-Q Co. Ltd.*	500	626
Takara & Co. Ltd.	700	10,756
Takara Bio, Inc.	1,700	45,371
Takara Holdings, Inc.	6,000	74,801
Takara Leben Co. Ltd.	4,400	13,308
Takara Standard Co. Ltd.	2,500	34,205
Takasago International Corp.	800	19,443
Takasago Thermal Engineering Co. Ltd.	1,900	31,674
Takashima & Co. Ltd.	200	3,302
Takashimaya Co. Ltd.	5,300	57,630
Take And Give Needs Co. Ltd.*	600	5,331
Takeda Pharmaceutical Co. Ltd.	57,700	1,931,557
Takihyo Co. Ltd.	200	3,361
Takuma Co. Ltd.	4,000	60,453
Tamron Co. Ltd.	1,200	26,302
Tamura Corp. (x)	3,000	22,494
Tanaka Co. Ltd.	300	1,844
Tanseisha Co. Ltd.	1,950	15,569
Tatsuta Electric Wire and Cable Co. Ltd.	2,000	9,919
Taya Co. Ltd.*	200	1,014
Tayca Corp.	1,000	11,549
TBK Co. Ltd.	1,000	3,745
TBS Holdings, Inc.	3,700	56,818
TDC Soft, Inc.	800	7,187
TDK Corp.	3,400	412,854
Teac Corp.*	600	675
TechnoPro Holdings, Inc.	4,500	106,449
Teijin Ltd.	5,200	79,244
Teikoku Electric Manufacturing Co. Ltd.	800	9,153
Teikoku Sen-I Co. Ltd.	1,000	18,831
Teikoku Tsushin Kogyo Co. Ltd.	400	4,033
Tekken Corp.	800	13,264
Ten Allied Co. Ltd.*	800	2,448
Tenma Corp.	1,100	25,407
TerraSky Co. Ltd. (x)*	1,100	26,526
Terumo Corp.	18,700	757,796
T-Gaia Corp.	600	10,548
THK Co. Ltd.	4,000	119,357
Tigers Polymer Corp.	600	2,468
TIS, Inc.	6,900	176,203
Titan Kogyo Ltd.	100	1,688
TKC Corp.	1,800	54,521
Toa Corp./Hyogo	1,000	8,029
Toa Corp./Tokyo	1,100	24,377
TOA ROAD Corp.	200	8,281
Toabo Corp.	400	1,638
Toagosei Co. Ltd.	3,900	39,634
Tobishima Corp.	800	7,568
Tobu Railway Co. Ltd.	6,800	175,792
TOC Co. Ltd.	4,700	28,853
Tocalo Co. Ltd.	2,400	30,309
Tochigi Bank Ltd. (The)	6,000	9,235
Toda Corp.	8,800	60,597
Toda Kogyo Corp.*	100	2,306
Toei Co. Ltd.	200	37,373
Toenec Corp.	200	6,490
Toho Bank Ltd. (The)	10,000	18,363
Toho Co. Ltd.	4,100	169,027
Toho Co. Ltd./Kobe*	400	5,746
Toho Gas Co. Ltd.	3,700	181,178
Toho Holdings Co. Ltd.	1,900	30,562
Toho Titanium Co. Ltd.	2,100	19,527
Toho Zinc Co. Ltd.	700	11,852
Tohoku Bank Ltd. (The)	600	5,433
Tohoku Electric Power Co., Inc.	11,700	91,624
Tohto Suisan Co. Ltd.	200	9,055
Tokai Carbon Co. Ltd. (x)	6,400	88,256
TOKAI Holdings Corp.	2,000	16,292
Tokai Rika Co. Ltd.	2,900	46,491
Tokai Senko KK	100	1,020
Tokai Tokyo Financial Holdings, Inc.	9,600	34,047
Token Corp.	520	47,509
Tokio Marine Holdings, Inc.	23,600	1,085,097
Tokushu Tokai Paper Co. Ltd.	800	30,892
Tokuyama Corp.	2,200	44,794
Tokyo Century Corp.	1,400	75,233
Tokyo Electric Power Co. Holdings, Inc.*	54,600	162,186
Tokyo Electron Ltd.	4,300	1,860,966
Tokyo Energy & Systems, Inc.	1,000	8,623
Tokyo Gas Co. Ltd.	13,500	254,822
Tokyo Individualized Educational Institute, Inc.	900	5,007
Tokyo Keiki, Inc.	800	7,712
Tokyo Kikai Seisakusho Ltd.*	300	2,023
Tokyo Kiraboshi Financial Group, Inc.	1,451	19,539
Tokyo Ohka Kogyo Co. Ltd.	1,300	82,029
Tokyo Rakutenchi Co. Ltd.	200	7,471
Tokyo Rope Manufacturing Co. Ltd.*	800	7,993
Tokyo Sangyo Co. Ltd.	1,000	5,518

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Tokyo Seimitsu Co. Ltd.	800	$36,221
Tokyo Steel Manufacturing Co. Ltd.	3,800	37,899
Tokyo Tatemono Co. Ltd. (x)	7,591	108,233
Tokyo Tekko Co. Ltd.	400	5,574
Tokyo Theatres Co., Inc.*	400	4,562
Tokyotokeiba Co. Ltd.	800	32,657
Tokyu Construction Co. Ltd.	4,940	34,995
Tokyu Corp.	18,000	244,818
Tokyu Fudosan Holdings Corp.	20,000	120,257
Toli Corp.	3,000	6,562
Tomato Bank Ltd.	400	3,709
Tomen Devices Corp.	100	3,659
Tomoe Corp.	1,800	6,141
Tomoe Engineering Co. Ltd.	400	8,188
Tomoegawa Co. Ltd.*	400	2,963
Tomoku Co. Ltd.	800	13,653
TOMONY Holdings, Inc.	9,400	24,791
Tomy Co. Ltd.	3,700	31,706
Tonami Holdings Co. Ltd.	200	8,371
Top Culture Co. Ltd.*	400	1,257
Topcon Corp.	2,800	41,788
Toppan Forms Co. Ltd.	2,600	25,322
Toppan, Inc.	9,200	147,819
Topre Corp.	2,500	35,803
Topy Industries Ltd.	1,000	11,666
Toray Industries, Inc.	49,800	331,313
Toridoll Holdings Corp.	2,200	37,309
Torigoe Co. Ltd. (The)	1,200	8,425
Torii Pharmaceutical Co. Ltd.	800	17,506
Torishima Pump Manufacturing Co. Ltd.	1,500	11,625
Tose Co. Ltd.	300	2,182
Toshiba TEC Corp.	600	24,682
Tosoh Corp.	10,700	184,538
Totetsu Kogyo Co. Ltd.	1,000	20,235
TOTO Ltd.	5,400	279,491
Totoku Electric Co. Ltd.	100	2,336
Tottori Bank Ltd. (The)	300	2,992
Toukei Computer Co. Ltd.	200	8,605
Tow Co. Ltd.	1,200	3,521
Towa Bank Ltd. (The)	1,300	5,909
Towa Corp. (x)	1,200	24,638
Towa Pharmaceutical Co. Ltd.	1,800	43,811
Toyo Construction Co. Ltd.	3,600	18,373
Toyo Corp.	1,600	15,684
Toyo Denki Seizo KK	400	4,202
Toyo Engineering Corp.*	1,600	10,211
Toyo Ink SC Holdings Co. Ltd. (x)	200	3,543
Toyo Kanetsu KK	600	13,286
Toyo Logistics Co. Ltd.	1,000	2,934
Toyo Machinery & Metal Co. Ltd.	1,000	4,789
Toyo Securities Co. Ltd.	4,000	5,797
Toyo Seikan Group Holdings Ltd.	4,800	65,544
Toyo Shutter Co. Ltd.	200	1,224
Toyo Sugar Refining Co. Ltd.	200	2,159
Toyo Suisan Kaisha Ltd.	3,100	119,290
Toyo Tanso Co. Ltd.	700	17,668
Toyo Tire Corp. (x)	5,000	105,675
Toyo Wharf & Warehouse Co. Ltd.	300	4,180
Toyobo Co. Ltd.	1,700	20,398
Toyoda Gosei Co. Ltd.	2,400	59,085
Toyota Boshoku Corp.	1,800	37,217
Toyota Industries Corp.	5,700	493,065
Toyota Motor Corp.	136,728	11,950,393
Toyota Tsusho Corp.	7,800	368,603
TPR Co. Ltd.	1,500	19,942
Transcosmos, Inc.	1,600	44,214
Trend Micro, Inc.	3,400	178,118
Trusco Nakayama Corp. (x)	1,400	35,688
TS Tech Co. Ltd.	4,600	71,011
TSI Holdings Co. Ltd.*	4,825	14,376
Tsubakimoto Chain Co.	1,200	34,241
Tsubakimoto Kogyo Co. Ltd.	200	6,130
Tsudakoma Corp.*	300	2,349
Tsugami Corp. (x)	3,000	46,150
Tsukamoto Corp. Co. Ltd.	200	2,517
Tsukishima Kikai Co. Ltd.	2,000	20,811
Tsukuba Bank Ltd.	5,400	8,360
Tsumura & Co.	2,700	84,941
Tsuruha Holdings, Inc.	1,500	174,310
Tsutsumi Jewelry Co. Ltd.	500	10,271
TV Asahi Holdings Corp.	3,000	47,554
Tv Tokyo Holdings Corp.	500	9,564
TYK Corp.	1,000	2,880
UACJ Corp.	1,226	30,712
Ube Industries Ltd.	900	18,220
Uchida Yoko Co. Ltd.	400	17,715
Ueki Corp.	200	2,628
Ulvac, Inc. (x)	1,200	60,813
Unicafe, Inc.	300	2,700
Unicharm Corp.	12,900	519,042
Uniden Holdings Corp.	300	6,835
Unipres Corp.	1,600	13,149
United Arrows Ltd.*	1,100	21,298
United Super Markets Holdings, Inc.	3,520	34,378
Unitika Ltd.*	2,900	9,189
Ushio, Inc.	3,900	71,263
USS Co. Ltd.	7,300	127,345
UT Group Co. Ltd.	1,600	46,663
Utoc Corp.	900	4,269
Valor Holdings Co. Ltd.	2,400	48,910
Valqua Ltd.	1,000	19,560
Vital KSK Holdings, Inc.	2,300	14,823
Wacoal Holdings Corp.	500	11,319
Wacom Co. Ltd.	8,000	50,839
Wakachiku Construction Co. Ltd.	700	9,685
Wakamoto Pharmaceutical Co. Ltd.*	1,000	2,817
Warabeya Nichiyo Holdings Co. Ltd.	700	13,654
WATAMI Co. Ltd.*	1,400	11,732
Weathernews, Inc.	300	15,689
Welcia Holdings Co. Ltd.	4,000	130,699
West Japan Railway Co.	6,100	347,787
Wood One Co. Ltd.	400	4,378
Xebio Holdings Co. Ltd.	1,400	12,186
YAC Holdings Co. Ltd. (x)	500	5,729
Yahagi Construction Co. Ltd.	1,700	10,865
Yaizu Suisankagaku Industry Co. Ltd.	600	5,260
Yakult Honsha Co. Ltd.	4,200	237,796

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
YAMABIKO Corp.	2,000	$21,873
Yamada Holdings Co. Ltd.	22,372	103,307
Yamagata Bank Ltd. (The)	1,400	10,447
Yamaguchi Financial Group, Inc.	4,000	22,827
Yamaha Corp.	4,200	227,967
Yamaha Motor Co. Ltd. (x)	8,500	231,064
Yamaichi Electronics Co. Ltd.	1,200	17,952
Yamanashi Chuo Bank Ltd. (The)	1,400	10,195
Yamashita Health Care Holdings, Inc.	100	1,770
Yamatane Corp.	600	8,387
Yamato Corp. (x)	1,000	7,201
Yamato Holdings Co. Ltd.	11,700	332,796
Yamato International, Inc.	700	2,130
Yamato Kogyo Co. Ltd.	1,200	39,696
Yamaura Corp.	500	4,069
Yamaya Corp.	110	2,252
Yamazaki Baking Co. Ltd.	6,000	84,576
Yamazawa Co. Ltd.	300	4,650
Yamazen Corp.	4,700	42,306
Yaoko Co. Ltd. (x)	1,000	57,338
Yaskawa Electric Corp.	7,600	371,466
Yasuda Logistics Corp.	1,000	8,497
Yellow Hat Ltd.	2,200	38,972
Yodogawa Steel Works Ltd.	1,800	36,277
Yokogawa Bridge Holdings Corp.	2,000	37,896
Yokogawa Electric Corp.	6,400	95,630
Yokohama Reito Co. Ltd.	2,600	20,642
Yokohama Rubber Co. Ltd. (The) (x)	5,000	107,071
Yokowo Co. Ltd.	1,000	22,845
Yomeishu Seizo Co. Ltd.	500	8,137
Yondenko Corp.	200	5,896
Yondoshi Holdings, Inc.	900	15,352
Yorozu Corp.	700	7,429
Yoshinoya Holdings Co. Ltd.*	3,000	57,329
Yuasa Trading Co. Ltd.	1,200	32,513
Yuken Kogyo Co. Ltd.	200	3,138
Yurtec Corp.	2,000	12,980
Yushin Precision Equipment Co. Ltd.	1,200	8,717
Yushiro Chemical Industry Co. Ltd.	600	6,470
Z Holdings Corp.	95,400	478,138
Zappallas, Inc.	1,000	4,618
Zenkoku Hosho Co. Ltd.	2,400	103,155
Zenrin Co. Ltd.	2,550	26,144
Zensho Holdings Co. Ltd.	3,200	82,178
Zeon Corp.	7,000	96,845
ZERIA Pharmaceutical Co. Ltd.	1,100	20,744
Zojirushi Corp.	1,800	26,831
ZOZO, Inc.	4,800	163,104
Zuken, Inc.	800	22,395

		174,262,173

Jordan (0.0%)
Hikma Pharmaceuticals plc	9,798	331,520

Mexico (0.4%)
Fresnillo plc	13,028	139,055
Grupo Televisa SAB (ADR)	353,900	5,053,692

		5,192,747

Netherlands (4.8%)
Adyen NV (m)*	2,359	5,763,598
ASML Holding NV	35,019	24,058,878
EXOR NV	86,800	6,953,485
ING Groep NV	320,552	4,234,253
Koninklijke Ahold Delhaize NV	86,684	2,576,834
Koninklijke Philips NV	78,653	3,897,452
Royal Dutch Shell plc, Class A	285,904	5,721,964
Royal Dutch Shell plc, Class B	242,892	4,700,535

		57,906,999

New Zealand (0.1%)
a2 Milk Co. Ltd. (The)*	38,331	172,478
Chorus Ltd.	8,126	36,138
Fisher & Paykel Healthcare Corp. Ltd.	7,356	159,541
Fletcher Building Ltd.	17,976	94,907
SKYCITY Entertainment Group Ltd.*	12,612	30,740
Spark New Zealand Ltd.	15,442	51,650
Xero Ltd.*	6,287	646,417

		1,191,871

Russia (0.1%)
Coca-Cola HBC AG	13,919	503,304
Evraz plc	36,843	301,712

		805,016

South Africa (1.1%)
Anglo American plc	90,077	3,579,236
Naspers Ltd., Class N	47,020	9,872,191

		13,451,427

South Korea (0.5%)
NAVER Corp.	13,650	5,060,494
Samsung Electronics Co. Ltd.	12,000	859,921

		5,920,415

Spain (1.9%)
Amadeus IT Group SA*	108,385	7,623,659
Banco Santander SA	1,375,367	5,250,494
Iberdrola SA	495,649	6,041,719
Industria de Diseno Textil SA	96,213	3,389,452

		22,305,324

Sweden (1.2%)
H & M Hennes & Mauritz AB, Class B*	243,634	5,779,052
SKF AB, Class B	160,100	4,076,348
Volvo AB, Class B (x)	169,900	4,087,637

		13,943,037

Switzerland (2.9%)
Cie Financiere Richemont SA (Registered)	26,400	3,194,250
Credit Suisse Group AG (Registered)	1,177,813	12,337,599
Holcim Ltd.*	86,779	5,205,333
Novartis AG (Registered)	68,500	6,242,551
Roche Holding AG	14,160	5,334,199
Swatch Group AG (The)	7,816	2,681,220

		34,995,152

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Number of Shares		Value (Note 1)
United Kingdom (17.7%)
3i Group plc		70,086	$1,137,223
Admiral Group plc		14,875	646,928
Ashtead Group plc		32,832	2,436,141
Associated British Foods plc		25,090	769,107
AstraZeneca plc		94,349	11,332,441
Auto Trader Group plc (m)*		66,493	582,600
AVEVA Group plc		8,401	430,911
Aviva plc		274,037	1,538,667
BAE Systems plc		217,842	1,572,999
Barclays plc		1,166,809	2,761,957
Barratt Developments plc		72,957	701,606
Berkeley Group Holdings plc		8,324	529,095
BP plc		1,358,516	5,919,591
British American Tobacco plc		157,555	6,102,483
British Land Co. plc (The) (REIT)		16,809	115,074
BT Group plc*		589,537	1,582,083
Bunzl plc		65,081	2,150,734
Burberry Group plc*		29,129	832,477
CNH Industrial NV		679,600	11,221,262
Compass Group plc*		265,365	5,586,949
Croda International plc		8,818	898,744
DCC plc		6,849	560,685
Diageo plc		167,311	8,010,184
DS Smith plc		87,864	507,925
Experian plc		63,538	2,448,674
GlaxoSmithKline plc		352,250	6,916,274
Halma plc		26,947	1,003,464
Hargreaves Lansdown plc		21,726	477,551
HSBC Holdings plc		1,406,309	8,117,934
Imperial Brands plc		68,955	1,485,152
Informa plc*		108,595	753,501
InterContinental Hotels Group plc*		13,456	895,318
Intermediate Capital Group plc		19,632	576,814
International Consolidated Airlines Group SA*		244,296	588,750
Intertek Group plc		11,487	878,715
J Sainsbury plc		113,698	427,483
JD Sports Fashion plc		31,354	398,589
Johnson Matthey plc		13,588	577,610
Land Securities Group plc (REIT)		7,958	74,350
Legal & General Group plc		432,083	1,539,676
Liberty Global plc, Class A*		247,583	6,724,355
Liberty Global plc, Class C*		38,355	1,037,119
Linde plc		45,196	13,041,408
Lloyds Banking Group plc		29,496,094	19,050,429
London Stock Exchange Group plc		22,703	2,502,983
M&G plc		186,768	591,377
Melrose Industries plc		350,266	751,495
National Grid plc		249,164	3,173,708
Natwest Group plc		2,537,367	7,132,198
Next plc*		9,258	1,006,086
Ocado Group plc*		33,250	921,274
Pearson plc		54,929	630,661
Persimmon plc		22,544	922,456
Phoenix Group Holdings plc		35,637	333,443
Prudential plc		441,771	8,393,484
Reckitt Benckiser Group plc		45,506	4,026,812
RELX plc		124,602	3,307,626
Rentokil Initial plc		131,644	901,411
Rightmove plc		63,992	574,850
Rolls-Royce Holdings plc*		2,026,465	2,772,934
Sage Group plc (The)		78,824	746,033
Schroders plc		108,499	5,272,545
Segro plc (REIT)		53,816	814,786
Severn Trent plc		16,966	586,961
Smith & Nephew plc		63,168	1,365,317
Smiths Group plc		129,092	2,839,310
Spirax-Sarco Engineering plc		5,295	997,241
SSE plc		74,968	1,556,067
St James’s Place plc		37,996	776,309
Standard Chartered plc		187,397	1,195,033
Standard Life Aberdeen plc		168,165	630,407
Taylor Wimpey plc		215,824	474,544
Tesco plc		547,860	1,689,637
Unilever plc (Cboe Europe)		119,331	6,984,986
Unilever plc (London Stock Exchange)		59,707	3,494,084
United Utilities Group plc		48,838	658,281
Virgin Money UK plc (CHDI)*		42,653	117,714
Vodafone Group plc		1,922,809	3,227,428
Whitbread plc*		14,521	627,113
WPP plc		455,595	6,139,648

			213,077,274

United States (1.0%)
Amcor plc (CHDI)		54,046	613,246
Ferguson plc		16,502	2,294,135
James Hardie Industries plc (CHDI)		26,083	885,524
Janus Henderson Group plc (CHDI)		4,692	180,337
News Corp. (CHDI), Class B		2,956	71,294
Reliance Worldwide Corp. Ltd.		24,282	95,786
ResMed, Inc. (CHDI)		20,708	508,762
Schneider Electric SE		47,936	7,541,546
Sims Ltd.		6,752	84,057

			12,274,687

Total Common Stocks (89.5%) (Cost $821,878,716)			1,076,247,308

CLOSED END FUND:
United Kingdom (0.2%)
Scottish Mortgage Investment Trust plc (Cost $590,375)		95,688	1,761,781

	Principal Amount		Value (Note 1)
LONG-TERM DEBT SECURITIES:
Switzerland (0.1%)
Credit Suisse Group Guernsey VII Ltd.
Series AR 3.000%, 11/12/21 (m)	CHF	600,000	725,317
Series BR 3.000%, 11/12/21 (x)(m)(x)		432,000	522,976

Total Switzerland			1,248,293

Total Long Term Debt Securities (0.1%) (Cost $1132687)			1,248,293

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Number of Rights	Value (Note 1)
RIGHTS:
Australia (0.0%)
Costa Group Holdings Ltd., expiring 7/12/21* (Cost $—)	4,682	$1,018

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Company (0.3%)
BlackRock Liquidity FedFund, Institutional Shares (xx)	4,000,000	4,000,000

	Principal Amount	Value (Note 1)
Repurchase Agreements (1.0%)
Citigroup Global Markets, Inc., 0.07%, dated 6/30/21, due 7/1/21, repurchase price $1,418,741, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-5.000%, maturing 4/30/22-2/15/42; total market value $1,447,113. (xx)	$1,418,738	1,418,738
Deutsche Bank AG, 0.17%, dated 6/30/21, due 7/1/21, repurchase price $77,501, collateralized by various Foreign Government Agency Securities, ranging from 0.125%-1.875%, maturing 2/12/22-2/15/23; total market value $79,054. (xx)	77,501	77,501
Deutsche Bank AG, 0.23%, dated 6/30/21, due 7/1/21, repurchase price $5,000,032, collateralized by various Common Stocks; total market value $5,556,139. (xx)	5,000,000	5,000,000
HSBC Bank plc, 0.10%, dated 6/30/21, due 7/1/21, repurchase price $200,001, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-6.125%, maturing 7/15/21-2/15/50; total market value $204,082. (xx)	200,000	200,000
HSBC Bank plc, 0.10%, dated 6/30/21, due 7/1/21, repurchase price $300,001, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-6.125%, maturing 7/15/21-2/15/50; total market value $306,123. (xx)	300,000	300,000
Societe Generale SA, 0.20%, dated 6/30/21, due 7/1/21, repurchase price $5,000,028, collateralized by various Common Stocks; total market value $5,555,732. (xx)	5,000,000	5,000,000

Total Repurchase Agreements		11,996,239

Total Short-Term Investments (1.3%) (Cost $15,996,239)		15,996,239

Total Investments in Securities (91.1%) (Cost $839,598,017)		1,095,254,639
Other Assets Less Liabilities (8.9%)		107,146,617

Net Assets (100%)		$1,202,401,256

*	Non-income producing.
(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At June 30, 2021, the market value of these securities amounted to $8,439,312 or 0.7% of net assets.

(q)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.
(r)	Value determined using significant unobservable inputs.
(x)	All or a portion of security is on loan at June 30, 2021.
(xx)

At June 30, 2021, the Portfolio had loaned securities with a total value of $21,387,810. This was collateralized by $6,333,328 of various U.S. Government Treasury Securities, ranging from 0.000% - 8.000%, maturing 7/8/21 - 2/15/51 and by cash of $15,996,239 which was subsequently invested in an investment company and joint repurchase agreements as detailed in the Notes to the Financial Statements.

Glossary:

ADR	— American Depositary Receipt
AUD	— Australian Dollar
CAD	— Canadian Dollar
CHDI	— Clearing House Electronic Subregister System (CHESS)
Depository Interest
CHF	— Swiss Franc
EUR	— European Currency Unit
GBP	— British Pound
JPY	— Japanese Yen
KRW	— Korean (South)Won
REIT	— Real Estate Investment Trust
TWD	— New Taiwan Dollar
USD	— United States Dollar

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

Investments in companies which were affiliates for the six months ended June 30, 2021, were as follows:

Security Description	Shares at June 30, 2021	Market Value December 31, 2020 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value June 30, 2021 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
COMMON STOCKS:
Financials
Insurance
AXA SA**	144,986	4,460,253	—	(1,098,601)	122,039	192,757	3,676,448	263,974	—

**	Not affiliated at June 30, 2021.

Futures contracts outstanding as of June 30, 2021 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
EURO STOXX 50 Index	950	9/2021	EUR	45,683,687	(710,413)
FTSE 100 Index	296	9/2021	GBP	28,582,132	(367,528)
SPI 200 Index	85	9/2021	AUD	11,510,889	(100,212)
TOPIX Index	163	9/2021	JPY	28,507,944	(190,850)

					(1,369,003)

Forward Foreign Currency Contracts outstanding as of June 30, 2021 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
USD	336,213	CAD	416,763	JPMorgan Chase Bank	7/6/2021	5
AUD	1,138,315	USD	852,151	Deutsche Bank AG	9/17/2021	1,814
USD	45,507,081	EUR	37,276,137	Citibank NA	9/17/2021	1,234,833
USD	4,716,079	CHF	4,217,000	JPMorgan Chase Bank	12/15/2021	136,444

Total unrealized appreciation						1,373,096

AUD	13,209,082	USD	10,238,676	Citibank NA	9/17/2021	(329,210)
GBP	17,328,087	USD	24,521,669	Citibank NA	9/17/2021	(547,452)
JPY	2,340,279,978	USD	21,402,383	Citibank NA	9/17/2021	(322,611)

Total unrealized depreciation						(1,199,273)

Net unrealized appreciation						173,823

Foreign cash on the statement of assets and liabilities is maintained at JPMorgan or its affiliates and is comprised of the following (in USD): AUD 272,678, CAD 18,552, CHF 4,110, EUR 89,777,232, GBP 4,094,684, JPY 7,867,716, KRW 1 and TWD 83.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2021:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Closed End Fund	$—	$1,761,781	$—		$1,761,781
Common Stocks
Australia	—	104,796,982	—	(a)	104,796,982
Austria	—	903,838	—		903,838
Belgium	—	10,003,118	—		10,003,118
Canada	12,845,846	—	—		12,845,846
Chile	—	432,670	—		432,670
China	3,537,768	7,244,899	—		10,782,667
Finland	—	5,954,289	—		5,954,289
France	—	141,265,621	—		141,265,621
Germany	—	181,718,180	—		181,718,180
India	—	5,453,439	—		5,453,439
Indonesia	—	1,809,021	—		1,809,021
Ireland	4,782,882	11,727,513	—		16,510,395
Italy	—	28,113,600	—		28,113,600
Japan	—	174,262,173	—		174,262,173
Jordan	—	331,520	—		331,520
Mexico	5,053,692	139,055	—		5,192,747
Netherlands	—	57,906,999	—		57,906,999
New Zealand	—	1,191,871	—		1,191,871
Russia	—	805,016	—		805,016
South Africa	—	13,451,427	—		13,451,427
South Korea	—	5,920,415	—		5,920,415
Spain	—	22,305,324	—		22,305,324
Sweden	—	13,943,037	—		13,943,037
Switzerland	—	34,995,152	—		34,995,152
United Kingdom	7,761,474	205,315,800	—		213,077,274
United States	—	12,274,687	—		12,274,687
Convertible Bonds
Switzerland	—	1,248,293	—		1,248,293
Forward Currency Contracts	—	1,373,096	—		1,373,096
Rights
Australia	—	1,018	—		1,018
Short-Term Investments
Investment Company	4,000,000	—	—		4,000,000
Repurchase Agreements	—	11,996,239	—		11,996,239

Total Assets	$37,981,662	$1,058,646,073	$—		$1,096,627,735

Liabilities:
Forward Currency Contracts	$—	$(1,199,273)	$—		$(1,199,273)
Futures	(1,369,003)	—	$—		(1,369,003)

Total Liabilities	$(1,369,003)	$(1,199,273)	$—		$(2,568,276)

Total	$36,612,659	$1,057,446,800	$—		$1,094,059,459

(a)	Value is zero.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

Fair Values of Derivative Instruments as of June 30, 2021:

	Statement of Assets and Liabilities
Derivatives Contracts^	Asset Derivatives	Fair Value
Foreign exchange contracts	Receivables	$1,373,096

Total		$1,373,096

	Liability Derivatives
Foreign exchange contracts	Payables	$(1,199,273)
Equity contracts	Payables, Net assets – Unrealized depreciation	(1,369,003)*

Total		$(2,568,276)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2021:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Forward Foreign Currency Contracts	Total
Foreign exchange contracts	$—	$517,223	$517,223
Equity contracts	15,451,223	—	15,451,223

Total	$15,451,223	$517,223	$15,968,446

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Forward Foreign Currency Contracts	Total
Foreign exchange contracts	$—	$(495,092)	$(495,092)
Equity contracts	(2,234,864)	—	(2,234,864)

Total	$(2,234,864)	$(495,092)	$(2,729,956)

^ This Portfolio held forward foreign currency contracts for hedging and futures contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

The Portfolio held forward foreign currency contracts with an average settlement value of approximately $105,801,000 and futures contracts with an average notional balance of approximately $109,721,000 respectively, during the six months ended June 30, 2021.

The following table presents the Portfolio’s gross derivative assets and liabilities by counterparty net of amounts available for offset under netting arrangements and any related collateral received or pledged by the Portfolio as of June 30, 2021:

Counterparty	Gross Amount of Derivative Assets Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Received	Net Amount Due from Counterparty
Citibank NA	$1,234,833	$(1,199,273)	—	$35,560
Deutsche Bank AG	1,814	—	—	1,814
JPMorgan Chase Bank	136,449	—	—	136,449

Total	$1,373,096	$(1,199,273)	$—	$173,823

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

Counterparty	Gross Amount of Derivative Liabilities Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Pledged	Net Amount Due to Counterparty
Citibank NA	$1,199,273	$(1,199,273)	$—	$—

Total	$1,199,273	$(1,199,273)	$—	$—

(a)	For financial reporting purposes the Portfolio does not offset derivative assets and derivative liabilities subject to master netting arrangements in the Statement of Assets and Liabilities.

Investment security transactions for the six months ended June 30, 2021 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities (affiliated 1%)*	$70,908,531
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities (affiliated 6%)*	$113,066,682

*	During the six months ended June 30, 2021, the Portfolio engaged in purchases and sales of securities pursuant to Rule 17a-7 of the 1940 Act (amount is percentage of total Purchases and/or Sales).

As of June 30, 2021, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$326,260,820
Aggregate gross unrealized depreciation	(80,101,962)

Net unrealized appreciation	$246,158,858

Federal income tax cost of investments in securities and derivative instruments, if applicable	$847,900,601

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2021 (Unaudited)

ASSETS
Investments in Securities, at value (x)
Unaffiliated Issuers (Cost $827,601,778)	$1,083,258,400
Repurchase Agreements (Cost $11,996,239)	11,996,239
Cash	11,077,613
Foreign cash (Cost $97,911,225)	102,035,056
Cash held as collateral at broker for futures	8,024,280
Dividends, interest and other receivables	4,045,017
Receivable for securities sold	2,358,971
Unrealized appreciation on forward foreign currency contracts	1,373,096
Due from Custodian	82,073
Receivable for Portfolio shares sold	57,424
Securities lending income receivable	9,312
Other assets	11,517

Total assets	1,224,328,998

LIABILITIES
Payable for return of collateral on securities loaned	15,996,239
Payable for securities purchased	2,166,921
Unrealized depreciation on forward foreign currency contracts	1,199,273
Due to broker for futures variation margin	826,613
Investment management fees payable	600,134
Payable for Portfolio shares redeemed	413,214
Accrued India taxes	336,581
Distribution fees payable – Class IB	145,128
Administrative fees payable	119,655
Distribution fees payable – Class IA	4,499
Trustees’ fees payable	796
Accrued expenses	118,689

Total liabilities	21,927,742

NET ASSETS	$1,202,401,256

Net assets were comprised of:
Paid in capital	$925,754,957
Total distributable earnings (loss)	276,646,299

Net assets	$1,202,401,256

Class IA
Net asset value, offering and redemption price per share, $21,209,337 / 1,406,302 shares outstanding (unlimited amount authorized: $0.01 par value)	$15.08

Class IB
Net asset value, offering and redemption price per share, $686,959,308 / 45,538,427 shares outstanding (unlimited amount authorized: $0.01 par value)	$15.09

Class K
Net asset value, offering and redemption price per share, $494,232,611 / 32,627,169 shares outstanding (unlimited amount authorized: $0.01 par value)	$15.15

(x)	Includes value of securities on loan of $21,387,810.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2021 (Unaudited)

INVESTMENT INCOME
Dividends ($263,974 of dividend income received from affiliates) (net of $1,633,685 foreign withholding tax)	$17,129,938
Interest	17,644
Securities lending (net)	64,773

Total income	17,212,355

EXPENSES
Investment management fees	3,507,878
Distribution fees – Class IB	846,996
Administrative fees	707,435
Interest expense	333,294
Custodian fees	139,397
Professional fees	55,982
Printing and mailing expenses	42,721
Distribution fees – Class IA	25,972
Trustees’ fees	14,949
Miscellaneous	48,821

Total expenses	5,723,445

NET INVESTMENT INCOME (LOSS)	11,488,910

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities ($122,039 realized gain (loss) from affiliates) (net of India tax of $57,393 on realized gain on investments)	20,486,642
Futures contracts	15,451,223
Forward foreign currency contracts	517,223
Foreign currency transactions	123,087

Net realized gain (loss)	36,578,175

Change in unrealized appreciation (depreciation) on:
Investments in securities (net of India tax of $63,618 on unrealized appreciation on investments) ($192,757 of change in unrealized appreciation (depreciation) from affiliates)	76,571,885
Futures contracts	(2,234,864)
Forward foreign currency contracts	(495,092)
Foreign currency translations	(3,095,992)

Net change in unrealized appreciation (depreciation)	70,745,937

NET REALIZED AND UNREALIZED GAIN (LOSS)	107,324,112

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$118,813,022

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31, 2020
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$11,488,910	$10,482,846
Net realized gain (loss)	36,578,175	(7,439,511)
Net change in unrealized appreciation (depreciation)	70,745,937	61,534,629

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	118,813,022	64,577,964

Distributions to shareholders:
Class IA	—	(452,114)
Class IB	—	(14,909,857)
Class K	—	(11,715,371)

Total distributions to shareholders	—	(27,077,342)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 64,389 and 124,591 shares, respectively ]	942,439	1,400,500
Capital shares issued in reinvestment of dividends and distributions [ 0 and 36,160 shares, respectively ]	—	452,114
Capital shares repurchased [ (111,690) and (200,201) shares, respectively ]	(1,627,970)	(2,284,733)

Total Class IA transactions	(685,531)	(432,119)

Class IB
Capital shares sold [ 681,276 and 1,854,288 shares, respectively ]	10,092,271	20,569,247
Capital shares issued in reinvestment of dividends and distributions [ 0 and 1,192,294 shares, respectively ]	—	14,909,857
Capital shares repurchased [ (2,983,695) and (4,925,587) shares, respectively ]	(43,697,346)	(58,279,181)

Total Class IB transactions	(33,605,075)	(22,800,077)

Class K
Capital shares sold [ 24,980 and 8,434,656 shares, respectively ]	367,282	87,824,546
Capital shares issued in reinvestment of dividends and distributions [ 0 and 928,485 shares, respectively ]	—	11,715,371
Capital shares repurchased [ (1,876,335) and (3,042,479) shares, respectively ]	(27,618,348)	(35,943,242)

Total Class K transactions	(27,251,066)	63,596,675

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(61,541,672)	40,364,479

TOTAL INCREASE (DECREASE) IN NET ASSETS	57,271,350	77,865,101
NET ASSETS:
Beginning of period	1,145,129,906	1,067,264,805

End of period	$1,202,401,256	$1,145,129,906

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31,
Class IA			2020		2019		2018	2017	2016
Net asset value, beginning of period	$13.65		$13.43		$11.44		$13.98	$11.54	$11.51

Income (loss) from investment operations:
Net investment income (loss) (e)	0.13		0.11	(aa)	0.30	#	0.23	0.21	0.21
Net realized and unrealized gain (loss)	1.30		0.43		2.28		(2.53)	2.49	(0.13)

Total from investment operations	1.43		0.54		2.58		(2.30)	2.70	0.08

Less distributions:
Dividends from net investment income	—		(0.17)		(0.30)		(0.24)	(0.26)	(0.05)
Distributions from net realized gains	—		(0.15)		(0.29)		—	—	—

Total dividends and distributions	—		(0.32)		(0.59)		(0.24)	(0.26)	(0.05)

Net asset value, end of period	$15.08		$13.65		$13.43		$11.44	$13.98	$11.54

Total return (b)	10.48%		4.21%		22.66%		(16.53)%	23.41%	0.74%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$21,209		$19,841		$20,054		$17,659	$22,439	$19,635
Ratio of expenses to average net assets:
After waivers (a)(f)	1.07	%**	1.06	%**	1.03%		1.01%	1.05%	1.02%
Before waivers (a)(f)	1.07	%**	1.06	%**	1.03%		1.02%	1.05%	1.02%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	1.84%		0.96	%(bb)	2.36	%(g)	1.72%	1.57%	1.88%
Before waivers (a)(f)	1.84%		0.96	%(bb)	2.36	%(g)	1.70%	1.57%	1.87%
Portfolio turnover rate^	7	%(z)	20%		16%		42%*	4%	6%

	Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31,
Class IB			2020		2019		2018	2017	2016
Net asset value, beginning of period	$13.65		$13.43		$11.45		$13.98	$11.54	$11.51

Income (loss) from investment operations:
Net investment income (loss) (e)	0.13		0.11	(aa)	0.30	#	0.23	0.21	0.21
Net realized and unrealized gain (loss)	1.31		0.43		2.27		(2.52)	2.49	(0.13)

Total from investment operations	1.44		0.54		2.57		(2.29)	2.70	0.08

Less distributions:
Dividends from net investment income	—		(0.17)		(0.30)		(0.24)	(0.26)	(0.05)
Distributions from net realized gains	—		(0.15)		(0.29)		—	—	—

Total dividends and distributions	—		(0.32)		(0.59)		(0.24)	(0.26)	(0.05)

Net asset value, end of period	$15.09		$13.65		$13.43		$11.45	$13.98	$11.54

Total return (b)	10.55%		4.20%		22.56%		(16.46)%	23.41%	0.74%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$686,959		$653,179		$667,985		$593,864	$768,470	$693,243
Ratio of expenses to average net assets:
After waivers (a)(f)	1.07	%**	1.06	%**	1.03%		1.01%	1.04%	1.02%
Before waivers (a)(f)	1.07	%**	1.06	%**	1.03%		1.02%	1.04%	1.02%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	1.83%		0.96	%(bb)	2.38	%(g)	1.72%	1.59%	1.88%
Before waivers (a)(f)	1.83%		0.96	%(bb)	2.38	%(g)	1.70%	1.59%	1.87%
Portfolio turnover rate^	7	%(z)	20%		16%		42%*	4%	6%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31,
Class K			2020		2019		2018	2017	2016
Net asset value, beginning of period	$13.69		$13.47		$11.47		$14.01	$11.57	$11.54

Income (loss) from investment operations:
Net investment income (loss) (e)	0.15		0.14	(aa)	0.33	#	0.27	0.24	0.24
Net realized and unrealized gain (loss)	1.31		0.42		2.30		(2.54)	2.49	(0.13)

Total from investment operations	1.46		0.56		2.63		(2.27)	2.73	0.11

Less distributions:
Dividends from net investment income	—		(0.19)		(0.34)		(0.27)	(0.29)	(0.08)
Distributions from net realized gains	—		(0.15)		(0.29)		—	—	—

Total dividends and distributions	—		(0.34)		(0.63)		(0.27)	(0.29)	(0.08)

Net asset value, end of period	$15.15		$13.69		$13.47		$11.47	$14.01	$11.57

Total return (b)	10.66%		4.41%		22.98%		(16.26)%	23.64%	0.99%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$494,233		$472,110		$379,225		$202,659	$242,342	$221,234
Ratio of expenses to average net assets:
After waivers (a)(f)	0.82	%**	0.81	%**	0.78%		0.76%	0.79%	0.77%
Before waivers (a)(f)	0.82	%**	0.81	%**	0.78%		0.77%	0.79%	0.77%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	2.08%		1.23	%(bb)	2.58	%(g)	1.96%	1.84%	2.13%
Before waivers (a)(f)	2.08%		1.23	%(bb)	2.58	%(g)	1.95%	1.84%	2.13%
Portfolio turnover rate^	7	%(z)	20%		16%		42%*	4%	6%
#	Includes income resulting from a special dividend. Without this dividend, the per share income amounts would be $0.27, $0.27 and $0.30 for Class IA, IB and Class K, respectively.
*

The portfolio turnover rate calculation includes purchases and sales made as a result of the replacement of the sub-adviser. Excluding such transactions, the portfolio turnover rate would have been 22%.

**	Includes Interest Expense of 0.06%, 0.03% for the periods ended June 30, 2021 and December 31, 2020, respectively.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(g)	Includes income resulting from a special dividend. Without this dividend, the ratios for each class would have been 0.24% lower.
(z)	Portfolio turnover rate for periods less than one year is not annualized.
(aa)	Includes income resulting from a non-recurring non-cash dividend. Without this dividend, the per share income amounts would be $0.09, $0.09 and $0.12 for Class IA, IB and Class K, respectively.
(bb)	Includes income resulting from a non-recurring non-cash dividend. Without this dividend, the ratios for each class would have been 0.15% lower.

See Notes to Financial Statements.

EQ/INVESCO COMSTOCK PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2021	% of Net Assets
Financials	25.0%
Health Care	14.9
Industrials	13.0
Information Technology	11.7
Energy	11.0
Consumer Staples	7.6
Materials	4.8
Consumer Discretionary	4.6
Communication Services	2.4
Utilities	1.4
Real Estate	1.4
Cash and Other	2.2

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IA and Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2021 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/21	Ending Account Value 6/30/21	Expenses Paid During Period* 1/1/21 - 6/30/21
Class IA
Actual	$1,000.00	$1,237.70	$5.55
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.84	5.01
Class IB
Actual	1,000.00	1,237.50	5.55
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.84	5.01
Class K
Actual	1,000.00	1,238.70	4.16
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.08	3.76

* Expenses are equal to the Portfolio’s Class IA, Class IB and Class K shares annualized expense ratio of 1.00%, 1.00% and 0.75%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

EQ/INVESCO COMSTOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)

COMMON STOCKS:
Communication Services (2.4%)
Diversified Telecommunication Services (0.8%)
AT&T, Inc.	74,662	$2,148,773

Media (1.6%)
Comcast Corp., Class A	78,308	4,465,122

Total Communication Services		6,613,895

Consumer Discretionary (4.6%)
Automobiles (2.1%)
General Motors Co.*	100,424	5,942,088

Hotels, Restaurants & Leisure (1.8%)
Booking Holdings, Inc.*	1,141	2,496,611
Las Vegas Sands Corp.*	45,315	2,387,647

		4,884,258

Internet & Direct Marketing Retail (0.7%)
eBay, Inc.	27,401	1,923,824

Total Consumer Discretionary		12,750,170

Consumer Staples (7.6%)
Beverages (1.7%)
Coca-Cola Co. (The)	87,709	4,745,934

Food Products (1.4%)
Kraft Heinz Co. (The)	51,743	2,110,079
Tyson Foods, Inc., Class A	25,660	1,892,682

		4,002,761

Tobacco (4.5%)
Altria Group, Inc.	84,558	4,031,725
Philip Morris International, Inc.	85,580	8,481,834

		12,513,559

Total Consumer Staples		21,262,254

Energy (11.0%)
Oil, Gas & Consumable Fuels (11.0%)
Canadian Natural Resources Ltd.	88,646	3,218,030
Chevron Corp.	48,151	5,043,336
ConocoPhillips	35,982	2,191,304
Devon Energy Corp.	137,579	4,015,931
Hess Corp.	43,914	3,834,570
Marathon Oil Corp.	322,777	4,396,223
Pioneer Natural Resources Co.	26,727	4,343,672
Suncor Energy, Inc.	156,823	3,759,047

Total Energy		30,802,113

Financials (25.0%)
Banks (13.8%)
Bank of America Corp.	235,586	9,713,211
Citigroup, Inc.	139,542	9,872,596
Citizens Financial Group, Inc.	85,764	3,933,995
Fifth Third Bancorp	92,225	3,525,762
Huntington Bancshares, Inc.	59,881	854,502
JPMorgan Chase & Co.	23,689	3,684,587
Wells Fargo & Co.	150,457	6,814,197

		38,398,850

Capital Markets (6.2%)
Bank of New York Mellon Corp. (The)	90,582	4,640,516
Goldman Sachs Group, Inc. (The)	13,078	4,963,493
Morgan Stanley	61,212	5,612,528
State Street Corp.	25,307	2,082,260

		17,298,797

Consumer Finance (0.5%)
Capital One Financial Corp.	8,192	1,267,221

Insurance (4.5%)
Allstate Corp. (The)	25,643	3,344,873
American International Group, Inc.	140,715	6,698,034
MetLife, Inc.	43,467	2,601,500

		12,644,407

Total Financials		69,609,275

Health Care (14.9%)
Health Care Equipment & Supplies (1.2%)
Baxter International, Inc.	17,353	1,396,917
Dentsply Sirona, Inc.	32,928	2,083,025

		3,479,942

Health Care Providers & Services (9.4%)
Anthem, Inc.	15,736	6,008,005
CVS Health Corp.	44,180	3,686,379
HCA Healthcare, Inc.	29,526	6,104,205
Henry Schein, Inc.*	36,872	2,735,534
McKesson Corp.	17,662	3,377,681
UnitedHealth Group, Inc.	2,954	1,182,900
Universal Health Services, Inc., Class B	20,896	3,059,801

		26,154,505

Pharmaceuticals (4.3%)
Bristol-Myers Squibb Co.	42,802	2,860,030
Johnson & Johnson	28,875	4,756,867
Sanofi (ADR)	80,424	4,235,128

		11,852,025

Total Health Care		41,486,472

Industrials (13.0%)
Aerospace & Defense (1.6%)
Textron, Inc.	66,599	4,580,013

Air Freight & Logistics (1.6%)
FedEx Corp.	14,501	4,326,083

Building Products (2.7%)
Johnson Controls International plc	81,137	5,568,432
Trane Technologies plc	9,797	1,804,020

		7,372,452

Electrical Equipment (3.9%)
Eaton Corp. plc	38,022	5,634,100
Emerson Electric Co.	54,128	5,209,279

		10,843,379

Industrial Conglomerates (1.4%)
General Electric Co.	296,539	3,991,415

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INVESCO COMSTOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)

Machinery (1.8%)
Caterpillar, Inc.	23,509	$5,116,264

Total Industrials		36,229,606

Information Technology (11.7%)
Communications Equipment (2.1%)
Cisco Systems, Inc.	109,892	5,824,276

IT Services (2.3%)
Cognizant Technology Solutions Corp., Class A	68,676	4,756,499
DXC Technology Co.*	38,367	1,494,011

		6,250,510

Semiconductors & Semiconductor Equipment (4.6%)
Intel Corp.	70,625	3,964,888
NXP Semiconductors NV	24,120	4,961,966
QUALCOMM, Inc.	27,572	3,940,866

		12,867,720

Software (2.7%)
CDK Global, Inc.	61,137	3,037,898
Microsoft Corp.	16,697	4,523,217

		7,561,115

Total Information Technology		32,503,621

Materials (4.8%)
Chemicals (3.2%)
CF Industries Holdings, Inc.	78,228	4,024,830
Corteva, Inc.	69,128	3,065,827
DuPont de Nemours, Inc.	22,749	1,761,000

		8,851,657

Containers & Packaging (1.6%)
International Paper Co.	75,750	4,644,233

Total Materials		13,495,890

Real Estate (1.4%)
Equity Real Estate Investment Trusts (REITs) (0.9%)
Host Hotels & Resorts, Inc. (REIT)*	136,917	2,339,912

Real Estate Management & Development (0.5%)
Jones Lang LaSalle, Inc.*	7,557	1,477,091

Total Real Estate		3,817,003

Utilities (1.4%)
Electric Utilities (1.4%)
Exelon Corp.	90,453	4,007,972

Total Utilities		4,007,972

Total Investments in Securities (97.8%) (Cost $171,135,011)		272,578,271
Other Assets Less Liabilities (2.2%)		6,245,147

Net Assets (100%)		$278,823,418

*	Non-income producing.

Glossary:

ADR	— American Depositary Receipt
CAD	— Canadian Dollar
EUR	— European Currency Unit
USD	— United States Dollar

Forward Foreign Currency Contracts outstanding as of June 30, 2021 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
USD	3,573,589	CAD	4,392,944	CIBC World Markets, Inc.	7/30/2021	29,803
USD	2,108,672	EUR	1,761,685	CIBC World Markets, Inc.	7/30/2021	18,505

Total unrealized appreciation						48,308

CAD	126,898	USD	102,402	Royal Bank of Canada	7/30/2021	(33)

Total unrealized depreciation						(33)

Net unrealized appreciation						48,275

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INVESCO COMSTOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2021:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$6,613,895	$—	$—	$6,613,895
Consumer Discretionary	12,750,170	—	—	12,750,170
Consumer Staples	21,262,254	—	—	21,262,254
Energy	30,802,113	—	—	30,802,113
Financials	69,609,275	—	—	69,609,275
Health Care	41,486,472	—	—	41,486,472
Industrials	36,229,606	—	—	36,229,606
Information Technology	32,503,621	—	—	32,503,621
Materials	13,495,890	—	—	13,495,890
Real Estate	3,817,003	—	—	3,817,003
Utilities	4,007,972	—	—	4,007,972
Forward Currency Contracts	—	48,308	—	48,308

Total Assets	$272,578,271	$48,308	$—	$272,626,579

Liabilities:
Forward Currency Contracts	$—	$(33)	$—	$(33)

Total Liabilities	$—	$(33)	$—	$(33)

Total	$272,578,271	$48,275	$—	$272,626,546

Fair Values of Derivative Instruments as of June 30, 2021:

	Statement of Assets and Liabilities
Derivatives Contracts^	Asset Derivatives	Fair Value
Foreign exchange contracts	Receivables	$48,308

Total		$48,308

	Liability Derivatives
Foreign exchange contracts	Payables	$(33)

Total		$(33)

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2021:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Forward Foreign Currency Contracts	Total
Foreign exchange contracts	$(133,803)	$(133,803)

Total	$(133,803)	$(133,803)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INVESCO COMSTOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Forward Foreign Currency Contracts	Total
Foreign exchange contracts	$142,030	$142,030

Total	$142,030	$142,030

^ This Portfolio held forward foreign currency contracts for hedging.

The Portfolio held forward foreign currency contracts with an average settlement value of approximately $6,431,000 during the six months ended June 30, 2021.

The following table presents the Portfolio’s gross derivative assets and liabilities by counterparty net of amounts available for offset under netting arrangements and any related collateral received or pledged by the Portfolio as of June 30, 2021:

Counterparty	Gross Amount of Derivative Assets Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Received	Net Amount Due from Counterparty
CIBC World Markets, Inc.	$48,308	$—	$—	$48,308

Total	$48,308	$—	$—	$48,308

Counterparty	Gross Amount of Derivative Liabilities Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Pledged	Net Amount Due to Counterparty
Royal Bank of Canada	$33	—	$—	$33

Total	$33	$—	$—	$33

(a)	For financial reporting purposes the Portfolio does not offset derivative assets and derivative liabilities subject to master netting arrangements in the Statement of Assets and Liabilities.

Investment security transactions for the six months ended June 30, 2021 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$18,443,187
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$25,774,797

As of June 30, 2021, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$103,797,131
Aggregate gross unrealized depreciation	(3,368,122)

Net unrealized appreciation	$100,429,009

Federal income tax cost of investments in securities and derivative instruments, if applicable	$172,197,537

For the six months ended June 30, 2021, the Portfolio incurred approximately $22 as brokerage commissions with Invesco Capital Markets, Inc., an affiliated broker/dealer.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INVESCO COMSTOCK PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES June 30, 2021 (Unaudited)

ASSETS
Investments in Securities, at value (Cost $171,135,011)	$272,578,271
Cash	5,442,706
Foreign cash (Cost $445)	457
Receivable for securities sold	799,304
Dividends, interest and other receivables	399,704
Receivable for Portfolio shares sold	353,946
Unrealized appreciation on forward foreign currency contracts	48,308
Other assets	2,615

Total assets	279,625,311

LIABILITIES
Payable for securities purchased	437,587
Investment management fees payable	141,111
Payable for Portfolio shares redeemed	43,111
Distribution fees payable – Class IB	37,085
Administrative fees payable	21,213
Distribution fees payable – Class IA	13,608
Unrealized depreciation on forward foreign currency contracts	33
Accrued expenses	108,145

Total liabilities	801,893

NET ASSETS	$278,823,418

Net assets were comprised of:
Paid in capital	$176,005,242
Total distributable earnings (loss)	102,818,176

Net assets	$278,823,418

Class IA
Net asset value, offering and redemption price per share, $65,936,920 / 3,074,378 shares outstanding (unlimited amount authorized: $0.01 par value)	$21.45

Class IB
Net asset value, offering and redemption price per share, $179,084,201 / 8,342,989 shares outstanding (unlimited amount authorized: $0.01 par value)	$21.47

Class K
Net asset value, offering and redemption price per share, $33,802,297 / 1,577,547 shares outstanding (unlimited amount authorized: $0.01 par value)	$21.43

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2021 (Unaudited)

INVESTMENT INCOME
Dividends (net of $44,735 foreign withholding tax)	$2,954,244
Interest	1,412

Total income	2,955,656

EXPENSES
Investment management fees	850,486
Distribution fees – Class IB	210,519
Administrative fees	120,986
Distribution fees – Class IA	76,249
Professional fees	27,406
Printing and mailing expenses	17,114
Custodian fees	17,107
Trustees’ fees	3,224
Miscellaneous	2,013

Gross expenses	1,325,104
Less: Waiver from investment manager	(55,614)

Net expenses	1,269,490

NET INVESTMENT INCOME (LOSS)	1,686,166

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	6,119,910
Net distributions of realized gain received from underlying funds	33
Forward foreign currency contracts	(133,803)
Foreign currency transactions	830

Net realized gain (loss)	5,986,970

Change in unrealized appreciation (depreciation) on:
Investments in securities	46,677,315
Forward foreign currency contracts	142,030
Foreign currency translations	(635)

Net change in unrealized appreciation (depreciation)	46,818,710

NET REALIZED AND UNREALIZED GAIN (LOSS)	52,805,680

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$54,491,846

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INVESCO COMSTOCK PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31, 2020
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$1,686,166	$3,801,991
Net realized gain (loss)	5,986,970	(5,268,215)
Net change in unrealized appreciation (depreciation)	46,818,710	(883,903)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	54,491,846	(2,350,127)

Distributions to shareholders:
Class IA	—	(1,208,747)
Class IB	—	(3,326,142)
Class K	—	(721,175)

Total distributions to shareholders	—	(5,256,064)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 229,265 and 420,233 shares, respectively ]	4,663,588	6,262,447
Capital shares issued in reinvestment of dividends and distributions [ 0 and 73,572 shares, respectively ]	—	1,208,747
Capital shares repurchased [ (268,465) and (664,027) shares, respectively ]	(5,309,496)	(9,977,341)

Total Class IA transactions	(645,908)	(2,506,147)

Class IB
Capital shares sold [ 292,885 and 982,861 shares, respectively ]	5,964,071	14,467,506
Capital shares issued in reinvestment of dividends and distributions [ 0 and 202,186 shares, respectively ]	—	3,326,142
Capital shares repurchased [ (619,569) and (1,303,853) shares, respectively ]	(12,367,008)	(19,590,498)

Total Class IB transactions	(6,402,937)	(1,796,850)

Class K
Capital shares sold [ 100,767 and 776,117 shares, respectively ]	2,095,804	11,369,156
Capital shares issued in reinvestment of dividends and distributions [ 0 and 43,864 shares, respectively ]	—	721,175
Capital shares repurchased [ (245,168) and (676,933) shares, respectively ]	(4,882,996)	(10,204,643)

Total Class K transactions	(2,787,192)	1,885,688

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(9,836,037)	(2,417,309)

TOTAL INCREASE (DECREASE) IN NET ASSETS	44,655,809	(10,023,500)
NET ASSETS:
Beginning of period	234,167,609	244,191,109

End of period	$278,823,418	$234,167,609

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INVESCO COMSTOCK PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31,
Class IA			2020	2019	2018	2017		2016
Net asset value, beginning of period	$17.33		$17.88	$15.24	$18.53	$15.82		$13.79

Income (loss) from investment operations:
Net investment income (loss) (e)	0.13		0.28	0.32	0.27	0.21		0.27	##
Net realized and unrealized gain (loss)	3.99		(0.44)	3.45	(2.51)	2.64		2.13

Total from investment operations	4.12		(0.16)	3.77	(2.24)	2.85		2.40

Less distributions:
Dividends from net investment income	—		(0.31)	(0.35)	(0.28)	(0.14)		(0.37)
Distributions from net realized gains	—		(0.08)	(0.78)	(0.77)	—		—

Total dividends and distributions	—		(0.39)	(1.13)	(1.05)	(0.14)		(0.37)

Net asset value, end of period	$21.45		$17.33	$17.88	$15.24	$18.53		$15.82

Total return (b)	23.77%		(0.77)%	24.94%	(12.40)%	18.01	%(cc)	17.37%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$65,937		$53,972	$58,726	$47,930	$46,356		$40,192
Ratio of expenses to average net assets:
After waivers (a)(f)	1.00%		1.00%	1.00%	1.00%	1.00%		1.00%
Before waivers (a)(f)	1.04%		1.06%	1.06%	1.04%	1.06%		1.07%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	1.26%		1.83%	1.87%	1.43%	1.27%		1.93	%(bb)
Before waivers (a)(f)	1.22%		1.77%	1.81%	1.39%	1.21%		1.86	%(bb)
Portfolio turnover rate^	7	%(z)	37%	24%	18%	14%		18%

	Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31,
Class IB			2020	2019	2018	2017		2016
Net asset value, beginning of period	$17.35		$17.90	$15.25	$18.54	$15.83		$13.80

Income (loss) from investment operations:
Net investment income (loss) (e)	0.13		0.28	0.32	0.26	0.21		0.27	##
Net realized and unrealized gain (loss)	3.99		(0.44)	3.46	(2.50)	2.64		2.13

Total from investment operations	4.12		(0.16)	3.78	(2.24)	2.85		2.40

Less distributions:
Dividends from net investment income	—		(0.31)	(0.35)	(0.28)	(0.14)		(0.37)
Distributions from net realized gains	—		(0.08)	(0.78)	(0.77)	—		—

Total dividends and distributions	—		(0.39)	(1.13)	(1.05)	(0.14)		(0.37)

Net asset value, end of period	$21.47		$17.35	$17.90	$15.25	$18.54		$15.83

Total return (b)	23.75%		(0.77)%	25.00%	(12.39)%	18.00	%(cc)	17.36%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$179,084		$150,411	$157,298	$133,585	$159,018		$144,933
Ratio of expenses to average net assets:
After waivers (a)(f)	1.00%		1.00%	1.00%	1.00%	1.00%		1.00%
Before waivers (a)(f)	1.04%		1.06%	1.06%	1.05%	1.06%		1.07%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	1.26%		1.83%	1.87%	1.42%	1.27%		1.93	%(bb)
Before waivers (a)(f)	1.21%		1.77%	1.81%	1.38%	1.21%		1.85	%(bb)
Portfolio turnover rate^	7	%(z)	37%	24%	18%	14%		18%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INVESCO COMSTOCK PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31,
Class K			2020	2019	2018	2017		2016
Net asset value, beginning of period	$17.30		$17.84	$15.20	$18.49	$15.78		$13.76

Income (loss) from investment operations:
Net investment income (loss) (e)	0.15		0.31	0.36	0.31	0.25		0.31	##
Net realized and unrealized gain (loss)	3.98		(0.42)	3.45	(2.50)	2.64		2.12

Total from investment operations	4.13		(0.11)	3.81	(2.19)	2.89		2.43

Less distributions:
Dividends from net investment income	—		(0.35)	(0.39)	(0.33)	(0.18)		(0.41)
Distributions from net realized gains	—		(0.08)	(0.78)	(0.77)	—		—

Total dividends and distributions	—		(0.43)	(1.17)	(1.10)	(0.18)		(0.41)

Net asset value, end of period	$21.43		$17.30	$17.84	$15.20	$18.49		$15.78

Total return (b)	23.87%		(0.50)%	25.30%	(12.19)%	18.33	%(cc)	17.63%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$33,802		$29,784	$28,167	$25,056	$29,789		$30,642
Ratio of expenses to average net assets:
After waivers (a)(f)	0.75%		0.75%	0.75%	0.75%	0.75%		0.75%
Before waivers (a)(f)	0.79%		0.81%	0.81%	0.80%	0.81%		0.82%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	1.50%		2.09%	2.12%	1.67%	1.52%		2.18	%(bb)
Before waivers (a)(f)	1.46%		2.03%	2.06%	1.63%	1.46%		2.11	%(bb)
Portfolio turnover rate^	7	%(z)	37%	24%	18%	14%		18%
##	Includes income resulting from a special dividend. Without this dividend, the per share income amounts would be $0.23, $0.23 and $0.27 for Class IA, Class IB and Class K, respectively.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(z)	Portfolio turnover rate for periods less than one year is not annualized.
(bb)	Includes income resulting from a special dividend. Without this dividend, the ratios for each class would have been 0.29% lower.
(cc)	Includes a litigation payment. Without this payment, the total return would have been 17.57% for Class IA, 17.55% for Class IB and 17.88% for Class K.

See Notes to Financial Statements.

EQ/INVESCO GLOBAL PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2021	Market Value	% of Net Assets
Information Technology	$143,797,541	31.0%
Communication Services	86,621,000	18.7
Consumer Discretionary	73,718,870	15.9
Industrials	67,206,637	14.5
Health Care	41,851,494	9.0
Financials	32,700,555	7.0
Real Estate	8,931,995	1.9
Consumer Staples	2,222,977	0.5
Cash and Other	6,782,248	1.5

		100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IA and Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2021 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/21	Ending Account Value 6/30/21	Expenses Paid During Period* 1/1/21 - 6/30/21
Class IA
Actual	$1,000.00	$1,114.30	$6.03
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.09	5.76
Class IB
Actual	1,000.00	1,114.40	6.03
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.09	5.76

* Expenses are equal to the Portfolio’s Class IA and Class IB shares annualized expense ratio of 1.15% and 1.15%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

EQ/INVESCO GLOBAL PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)

COMMON STOCKS:
Brazil (0.8%)
StoneCo Ltd., Class A*	57,508	$3,856,487

China (4.1%)
JD.com, Inc. (ADR)*	213,055	17,003,920
Meituan, Class B (m)*	46,500	1,918,859

		18,922,779

Denmark (0.4%)
Ambu A/S, Class B	39,046	1,501,134
Ascendis Pharma A/S (ADR)*	1,716	225,740

		1,726,874

France (11.2%)
Airbus SE*	105,044	13,506,844
Dassault Systemes SE	6,353	1,540,513
Kering SA	16,244	14,195,595
LVMH Moet Hennessy Louis Vuitton SE	29,039	22,770,539

		52,013,491

Germany (2.5%)
SAP SE	80,733	11,376,453

India (3.4%)
DLF Ltd.	2,361,847	8,931,995
ICICI Bank Ltd. (ADR)*	399,637	6,833,793

		15,765,788

Italy (0.3%)
Brunello Cucinelli SpA*	25,954	1,517,821

Japan (12.6%)
Capcom Co. Ltd.	80,200	2,346,190
FANUC Corp.	20,082	4,843,577
Keyence Corp.	21,956	11,081,263
Murata Manufacturing Co. Ltd.	145,351	11,097,414
Nidec Corp.	128,228	14,860,574
Omron Corp.	75,400	5,979,333
Takeda Pharmaceutical Co. Ltd.	55,000	1,841,172
TDK Corp.	53,300	6,472,092

		58,521,615

Netherlands (0.9%)
ASML Holding NV	4,266	2,930,842
uniQure NV*	34,641	1,066,943

		3,997,785

Spain (1.1%)
Industria de Diseno Textil SA	150,221	5,292,080

Sweden (3.2%)
Assa Abloy AB, Class B	214,902	6,473,602
Atlas Copco AB, Class A	134,246	8,219,687

		14,693,289

Switzerland (0.9%)
Lonza Group AG (Registered)	2,973	2,107,207
Zur Rose Group AG*	5,802	2,222,977

		4,330,184

United Kingdom (2.4%)
Farfetch Ltd., Class A*	123,283	6,208,532
Prudential plc	259,377	4,928,066

		11,136,598

United States (54.7%)
Adobe, Inc.*	34,810	20,386,128
Agilent Technologies, Inc.	62,329	9,212,849
Alphabet, Inc., Class A*	19,797	48,340,117
Amazon.com, Inc.*	1,232	4,238,277
Analog Devices, Inc.	5,789	996,634
Avantor, Inc.*	197,202	7,002,643
Boston Scientific Corp.*	56,246	2,405,079
Castle Biosciences, Inc.*	13,657	1,001,468
Charles River Laboratories International, Inc.*	6,327	2,340,484
Dun & Bradstreet Holdings, Inc.*	33,442	714,656
Electronic Arts, Inc.	24,032	3,456,523
Equifax, Inc.	35,177	8,425,243
Facebook, Inc., Class A*	68,829	23,932,532
Fate Therapeutics, Inc.*	9,960	864,428
Fidelity National Information Services, Inc.	39,254	5,561,114
Illumina, Inc.*	7,508	3,552,861
Intuit, Inc.	46,492	22,788,984
Intuitive Surgical, Inc.*	2,254	2,072,869
IQVIA Holdings, Inc.*	11,965	2,899,359
Marriott International, Inc., Class A*	4,199	573,247
Maxim Integrated Products, Inc.*	130,663	13,766,654
Microsoft Corp.	16,457	4,458,201
PayPal Holdings, Inc.*	43,622	12,714,941
Pegasystems, Inc.	19,833	2,760,555
Phathom Pharmaceuticals, Inc.*	37,713	1,276,585
Qualtrics International, Inc., Class A*	20,043	766,645
S&P Global, Inc.	51,014	20,938,696
Twist Bioscience Corp.*	1,922	256,106
United Parcel Service, Inc., Class B	48,865	10,162,454
Veracyte, Inc.*	55,642	2,224,567
Visa, Inc., Class A	22,510	5,263,288
Walt Disney Co. (The)*	48,591	8,540,840

		253,895,027

Total Common Stocks (98.5%) (Cost $197,679,262)		457,046,271

PREFERRED STOCK:
India (0.0%)
Zee Entertainment Enterprises Ltd, 6.000% (Cost $—)	182,890	4,798

Total Investments in Securities (98.5%) (Cost $197,679,262)		457,051,069
Other Assets Less Liabilities (1.5%)		6,782,248

Net Assets (100%)		$463,833,317

*	Non-income producing.
(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At June 30, 2021, the market value of these securities amounted to $1,918,859 or 0.4% of net assets.

Glossary:

ADR	— American Depositary Receipt

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INVESCO GLOBAL PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2021:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Brazil	$3,856,487	$—	$—	$3,856,487
China	17,003,920	1,918,859	—	18,922,779
Denmark	225,740	1,501,134	—	1,726,874
France	—	52,013,491	—	52,013,491
Germany	—	11,376,453	—	11,376,453
India	6,833,793	8,931,995	—	15,765,788
Italy	—	1,517,821	—	1,517,821
Japan	—	58,521,615	—	58,521,615
Netherlands	1,066,943	2,930,842	—	3,997,785
Spain	—	5,292,080	—	5,292,080
Sweden	—	14,693,289	—	14,693,289
Switzerland	—	4,330,184	—	4,330,184
United Kingdom	6,208,532	4,928,066	—	11,136,598
United States	253,895,027	—	—	253,895,027
Preferred Stock
India	—	4,798	—	4,798

Total Assets	$289,090,442	$167,960,627	$—	$457,051,069

Total Liabilities	$—	$—	$—	$—

Total	$289,090,442	$167,960,627	$—	$457,051,069

The Portfolio held no derivatives contracts during the six months ended June 30, 2021.

Investment security transactions for the six months ended June 30, 2021 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$30,921,927
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$32,571,290

As of June 30, 2021, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$260,020,835
Aggregate gross unrealized depreciation	(947,672)

Net unrealized appreciation	$259,073,163

Federal income tax cost of investments in securities and derivative instruments, if applicable	$197,977,906

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INVESCO GLOBAL PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2021 (Unaudited)

ASSETS
Investments in Securities, at value (Cost $197,679,262)	$457,051,069
Cash	5,905,378
Foreign cash (Cost $22,267)	22,037
Receivable for securities sold	2,069,031
Dividends, interest and other receivables	350,281
Receivable for Portfolio shares sold	141,294
Other assets	4,085

Total assets	465,543,175

LIABILITIES
Payable for securities purchased	1,019,728
Investment management fees payable	286,563
Accrued India taxes	179,550
Distribution fees payable – Class IB	76,683
Payable for Portfolio shares redeemed	57,466
Administrative fees payable	34,624
Distribution fees payable – Class IA	17,544
Accrued expenses	37,700

Total liabilities	1,709,858

NET ASSETS	$463,833,317

Net assets were comprised of:
Paid in capital	$195,151,341
Total distributable earnings (loss)	268,681,976

Net assets	$463,833,317

Class IA
Net asset value, offering and redemption price per share, $86,066,195 / 2,820,979 shares outstanding (unlimited amount authorized: $0.01 par value)	$30.51

Class IB
Net asset value, offering and redemption price per share, $377,767,122 / 12,386,432 shares outstanding (unlimited amount authorized: $0.01 par value)	$30.50

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2021 (Unaudited)

INVESTMENT INCOME
Dividends (net of $133,733 foreign withholding tax)	$1,260,314
Interest	1,271

Total income	1,261,585

EXPENSES
Investment management fees	1,830,621
Distribution fees – Class IB	436,399
Administrative fees	199,173
Distribution fees – Class IA	102,016
Professional fees	43,045
Custodian fees	21,799
Printing and mailing expenses	21,772
Trustees’ fees	5,404
Miscellaneous	6,209

Gross expenses	2,666,438
Less: Waiver from investment manager	(188,125)

Net expenses	2,478,313

NET INVESTMENT INCOME (LOSS)	(1,216,728)

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	10,227,414
Foreign currency transactions	(1,642)

Net realized gain (loss)	10,225,772

Change in unrealized appreciation (depreciation) on:
Investments in securities (net of India tax of $158,131 on unrealized appreciation on investments)	38,519,314
Foreign currency translations	(10,402)

Net change in unrealized appreciation (depreciation)	38,508,912

NET REALIZED AND UNREALIZED GAIN (LOSS)	48,734,684

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$47,517,956

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INVESCO GLOBAL PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31, 2020
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(1,216,728)	$(1,333,216)
Net realized gain (loss)	10,225,772	2,216,670
Net change in unrealized appreciation (depreciation)	38,508,912	88,529,785

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	47,517,956	89,413,239

Distributions to shareholders:
Class IA	—	(608)
Class IB	—	(2,459)

Total distributions to shareholders	—	(3,067)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 79,044 and 247,255 shares, respectively ]	2,275,566	5,310,399
Capital shares issued in reinvestment of dividends [ 0 and 26 shares, respectively ]	—	608
Capital shares repurchased [ (216,804) and (633,472) shares, respectively ]	(6,200,116)	(13,475,193)

Total Class IA transactions	(3,924,550)	(8,164,186)

Class IB
Capital shares sold [ 537,805 and 1,298,382 shares, respectively ]	15,387,694	27,375,286
Capital shares issued in reinvestment of dividends [ 0 and 105 shares, respectively ]	—	2,459
Capital shares repurchased [ (431,561) and (1,346,246) shares, respectively ]	(12,337,437)	(29,177,419)

Total Class IB transactions	3,050,257	(1,799,674)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(874,293)	(9,963,860)

TOTAL INCREASE (DECREASE) IN NET ASSETS	46,643,663	79,446,312
NET ASSETS:
Beginning of period	417,189,654	337,743,342

End of period	$463,833,317	$417,189,654

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INVESCO GLOBAL PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31,
Class IA			2020	2019	2018	2017	2016
Net asset value, beginning of period	$27.38		$21.56	$16.50	$19.72	$14.61	$14.73

Income (loss) from investment operations:
Net investment income (loss) (e)	(0.08)		(0.08)	0.07	0.11	0.05	0.09
Net realized and unrealized gain (loss)	3.21		5.90	5.06	(2.74)	5.16	(0.09)

Total from investment operations	3.13		5.82	5.13	(2.63)	5.21	— #

Less distributions:
Dividends from net investment income	—		— #	(0.07)	(0.07)	(0.10)	(0.12)
Distributions from net realized gains	—		—	—	(0.52)	—	—

Total dividends and distributions	—		— #	(0.07)	(0.59)	(0.10)	(0.12)

Net asset value, end of period	$30.51		$27.38	$21.56	$16.50	$19.72	$14.61

Total return (b)	11.43%		27.00%	31.09%	(13.45)%	35.67%	(0.02)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$86,066		$81,023	$72,102	$61,264	$78,260	$49,643
Ratio of expenses to average net assets:
After waivers (a)(f)	1.15%		1.15%	1.15%	1.19%	1.20%	1.23%
Before waivers (a)(f)	1.24%		1.25%	1.25%	1.33%	1.37%	1.39%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	(0.57)%		(0.39)%	0.36%	0.55%	0.27%	0.61%
Before waivers (a)(f)	(0.65)%		(0.49)%	0.26%	0.40%	0.09%	0.45%
Portfolio turnover rate^	7	%(z)	15%	20%	18%	13%	18%

	Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31,
Class IB			2020	2019	2018	2017	2016
Net asset value, beginning of period	$27.37		$21.55	$16.49	$19.71	$14.61	$14.72

Income (loss) from investment operations:
Net investment income (loss) (e)	(0.08)		(0.09)	0.07	0.10	0.05	0.08
Net realized and unrealized gain (loss)	3.21		5.91	5.06	(2.73)	5.15	(0.07)

Total from investment operations	3.13		5.82	5.13	(2.63)	5.20	0.01

Less distributions:
Dividends from net investment income	—		— #	(0.07)	(0.07)	(0.10)	(0.12)
Distributions from net realized gains	—		—	—	(0.52)	—	—

Total dividends and distributions	—		— #	(0.07)	(0.59)	(0.10)	(0.12)

Net asset value, end of period	$30.50		$27.37	$21.55	$16.49	$19.71	$14.61

Total return (b)	11.44%		27.01%	31.11%	(13.46)%	35.60%	0.05%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$377,767		$336,166	$265,641	$190,308	$198,822	$138,783
Ratio of expenses to average net assets:
After waivers (a)(f)	1.15%		1.15%	1.15%	1.19%	1.20%	1.23%
Before waivers (a)(f)	1.24%		1.25%	1.25%	1.33%	1.37%	1.39%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	(0.56)%		(0.39)%	0.34%	0.50%	0.26%	0.59%
Before waivers (a)(f)	(0.65)%		(0.50)%	0.24%	0.36%	0.09%	0.44%
Portfolio turnover rate^	7	%(z)	15%	20%	18%	13%	18%
#	Per share amount is less than $0.005.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

EQ/INVESCO GLOBAL REAL ASSETS PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2021	Market Value	% of Net Assets
Real Estate	$105,216,338	48.5%
Materials	33,432,995	15.4
Energy	32,099,868	14.8
Utilities	21,835,098	10.1
Industrials	12,032,404	5.6
Communication Services	5,053,172	2.3
Consumer Staples	4,787,534	2.2
Financials	0	0.0
Cash and Other	2,378,541	1.1

		100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2021 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/21	Ending Account Value 6/30/21	Expenses Paid During Period* 1/1/21 - 6/30/21
Class IB
Actual	$1,000.00	$1,109.90	$6.28
Hypothetical (5% average annual return before expenses)	1,000.00	1,018.84	6.01

* Expenses are equal to the Portfolio’s Class IB shares annualized expense ratio of 1.20%, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

EQ/INVESCO GLOBAL REAL ASSETS PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Australia (8.0%)
Alumina Ltd.	1,648,131	$2,033,246
BHP Group Ltd.	89,874	3,273,667
Dexus (REIT)	309,479	2,476,441
Glencore plc*	231,132	989,389
Goodman Group (REIT)	159,757	2,536,373
Rio Tinto plc	36,761	3,025,155
Shopping Centres Australasia Property Group (REIT)	772,702	1,460,309
Transurban Group	145,298	1,550,589

		17,345,169

Austria (0.9%)
Mondi plc	72,192	1,898,399

Brazil (0.6%)
Wheaton Precious Metals Corp.	31,116	1,371,554

Canada (10.0%)
Allied Properties REIT (REIT)	31,328	1,138,534
Barrick Gold Corp.	61,526	1,272,610
Cameco Corp.	32,586	624,591
Dream Industrial REIT (REIT)	128,878	1,588,622
Enbridge, Inc.	150,996	6,045,443
Keyera Corp.	40,412	1,085,934
Nutrien Ltd.	65,407	3,963,149
Pembina Pipeline Corp.	77,168	2,452,120
TC Energy Corp.	42,793	2,117,556
West Fraser Timber Co. Ltd.	18,310	1,314,462

		21,603,021

Chile (0.4%)
Lundin Mining Corp.	104,389	941,488

China (1.0%)
ENN Energy Holdings Ltd.	50,000	951,792
Wilmar International Ltd.	378,800	1,267,644

		2,219,436

France (4.1%)
Gecina SA (REIT)	11,045	1,692,082
TotalEnergies SE	42,642	1,929,222
Vinci SA	48,560	5,181,626

		8,802,930

Hong Kong (1.0%)
Link REIT (REIT)	230,400	2,232,990

Ireland (1.0%)
Smurfit Kappa Group plc	37,706	2,045,478

Italy (1.6%)
Infrastrutture Wireless Italiane SpA (m)	214,211	2,416,054
Snam SpA	196,448	1,135,574

		3,551,628

Japan (1.5%)
Nippon Prologis REIT, Inc. (REIT)	544	1,730,987
Sumitomo Realty & Development Co. Ltd.	22,100	789,748
Tokyu Fudosan Holdings Corp.	136,600	821,358

		3,342,093

Malta (0.0%)
BGP Holdings plc (r)*	1,697,163	—

Mexico (0.4%)
Grupo Aeroportuario del Centro Norte SAB de CV (ADR)*	17,335	905,060

Netherlands (0.5%)
Royal Dutch Shell plc, Class A	51,703	1,034,762

New Zealand (0.4%)
Auckland International Airport Ltd.*	183,523	932,614

Norway (0.6%)
Equinor ASA	65,108	1,377,604

Singapore (2.1%)
Keppel DC REIT (REIT)	760,600	1,408,414
Mapletree Commercial Trust (REIT)	971,800	1,561,008
Mapletree Industrial Trust (REIT)	772,590	1,625,961

		4,595,383

Spain (3.3%)
Aena SME SA (m)*	8,706	1,427,690
Atlantica Sustainable Infrastructure plc	28,170	1,048,487
Cellnex Telecom SA (m)	41,400	2,637,118
Ferrovial SA	69,336	2,034,825

		7,148,120

Sweden (2.4%)
Castellum AB	64,707	1,646,766
Samhallsbyggnadsbolaget i Norden AB	316,327	1,325,468
Svenska Cellulosa AB SCA, Class B	131,542	2,155,708

		5,127,942

Switzerland (0.8%)
PSP Swiss Property AG (Registered)	12,739	1,617,760

United Kingdom (5.5%)
Derwent London plc (REIT)	34,357	1,577,864
Grainger plc	526,300	2,074,888
Land Securities Group plc (REIT)	171,648	1,603,674
LondonMetric Property plc (REIT)	489,496	1,566,855
National Grid plc	203,398	2,590,767
Pennon Group plc	60,145	944,720
Tritax Big Box REIT plc (REIT)	585,973	1,591,162

		11,949,930

United States (52.8%)
Agree Realty Corp. (REIT)	35,258	2,485,336
Alexandria Real Estate Equities, Inc. (REIT)	12,657	2,302,815
American Homes 4 Rent (REIT), Class A	48,394	1,880,107
American Tower Corp. (REIT)	20,255	5,471,686
American Water Works Co., Inc.	9,859	1,519,568
Americold Realty Trust (REIT)	44,944	1,701,130
Apple Hospitality REIT, Inc. (REIT)	97,692	1,490,780
Archer-Daniels-Midland Co.	58,084	3,519,890
Atmos Energy Corp.	13,466	1,294,217
Avangrid, Inc.	41,758	2,147,614

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INVESCO GLOBAL REAL ASSETS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
CenterPoint Energy, Inc.	64,779	$1,588,381
Cheniere Energy, Inc.*	21,066	1,827,265
Chevron Corp.	18,834	1,972,673
ConocoPhillips	17,789	1,083,350
Corporate Office Properties Trust (REIT)	53,860	1,507,541
Corteva, Inc.	42,631	1,890,685
Crown Castle International Corp. (REIT)	18,195	3,549,844
Digital Realty Trust, Inc. (REIT)	19,674	2,960,150
Duke Realty Corp. (REIT)	44,528	2,108,401
Edison International	23,617	1,365,535
EOG Resources, Inc.	12,169	1,015,381
Equinix, Inc. (REIT)	2,200	1,765,720
Equity LifeStyle Properties, Inc. (REIT)	47,458	3,526,604
Essential Utilities, Inc.	23,058	1,053,751
Eversource Energy	8,286	664,869
Exxon Mobil Corp.	34,943	2,204,204
FMC Corp.	29,626	3,205,533
Healthcare Realty Trust, Inc. (REIT)	49,663	1,499,823
Healthpeak Properties, Inc. (REIT)	104,849	3,490,423
Hess Corp.	11,033	963,402
Invitation Homes, Inc. (REIT)	129,830	4,841,361
JBG SMITH Properties (REIT)	91,717	2,890,003
Lamar Advertising Co. (REIT), Class A	13,240	1,382,521
Newmont Corp.	21,941	1,390,621
NiSource, Inc.	72,928	1,786,736
ONE Gas, Inc.	11,547	855,864
ONEOK, Inc.	26,389	1,468,284
PG&E Corp.*	111,646	1,135,440
Pioneer Natural Resources Co.	5,542	900,686
PotlatchDeltic Corp. (REIT)	35,681	1,896,445
Prologis, Inc. (REIT)	69,014	8,249,243
Realty Income Corp. (REIT)	23,882	1,593,885
SBA Communications Corp. (REIT)	10,821	3,448,653
Sempra Energy	13,223	1,751,783
Simon Property Group, Inc. (REIT)	19,051	2,485,774
Sun Communities, Inc. (REIT)	12,647	2,167,696
Sunstone Hotel Investors, Inc. (REIT)*	82,520	1,024,898
Targa Resources Corp.	72,904	3,240,583
Ventas, Inc. (REIT)	39,162	2,236,150
VICI Properties, Inc. (REIT)	41,109	1,275,201
Westrock Co.	50,016	2,661,851
Weyerhaeuser Co. (REIT)	55,691	1,916,884
Williams Cos., Inc. (The)	28,505	756,808

		114,414,048

Total Investments in Securities (98.9%) (Cost $208,488,640)		214,457,409
Other Assets Less Liabilities (1.1%)		2,378,541

Net Assets (100%)		$216,835,950

*	Non-income producing.
(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At June 30, 2021, the market value of these securities amounted to $6,480,862 or 3.0% of net assets.

(r)	Value determined using significant unobservable inputs.

Glossary:

ADR	— American Depositary Receipt
REIT	— Real Estate Investment Trust

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2021:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Australia	$—	$17,345,169	$—	$17,345,169
Austria	—	1,898,399	—	1,898,399
Brazil	1,371,554	—	—	1,371,554
Canada	21,603,021	—	—	21,603,021
Chile	941,488	—	—	941,488
China	—	2,219,436	—	2,219,436
France	—	8,802,930	—	8,802,930
Hong Kong	—	2,232,990	—	2,232,990

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INVESCO GLOBAL REAL ASSETS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Ireland	$—	$2,045,478	$—		$2,045,478
Italy	—	3,551,628	—		3,551,628
Japan	—	3,342,093	—		3,342,093
Malta	—	—	—	(a)	—	(a)
Mexico	905,060	—	—		905,060
Netherlands	—	1,034,762	—		1,034,762
New Zealand	—	932,614	—		932,614
Norway	—	1,377,604	—		1,377,604
Singapore	—	4,595,383	—		4,595,383
Spain	1,048,487	6,099,633	—		7,148,120
Sweden	—	5,127,942	—		5,127,942
Switzerland	—	1,617,760	—		1,617,760
United Kingdom	—	11,949,930	—		11,949,930
United States	114,414,048	—	—		114,414,048

Total Assets	$140,283,658	$74,173,751	$—		$214,457,409

Total Liabilities	$—	$—	$—		$—

Total	$140,283,658	$74,173,751	$—		$214,457,409

(a)	Value is zero.

The Portfolio held no derivatives contracts during the six months ended June 30, 2021.

Investment security transactions for the six months ended June 30, 2021 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$246,570,880
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$245,143,348

As of June 30, 2021, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$8,840,409
Aggregate gross unrealized depreciation	(6,569,019)

Net unrealized appreciation	$2,271,390

Federal income tax cost of investments in securities and derivative instruments, if applicable	$212,186,019

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INVESCO GLOBAL REAL ASSETS PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2021 (Unaudited)

ASSETS
Investments in Securities, at value (Cost $208,488,640)	$214,457,409
Cash	2,149,285
Foreign cash (Cost $138,489)	137,418
Receivable for securities sold	8,500,825
Dividends, interest and other receivables	763,253
Receivable for Portfolio shares sold	19,445
Other assets	23,663

Total assets	226,051,298

LIABILITIES
Payable for securities purchased	8,872,226
Investment management fees payable	141,344
Payable for Portfolio shares redeemed	66,490
Distribution fees payable – Class IB	45,522
Administrative fees payable	16,727
Accrued expenses	73,039

Total liabilities	9,215,348

NET ASSETS	$216,835,950

Net assets were comprised of:
Paid in capital	$207,873,253
Total distributable earnings (loss)	8,962,697

Net assets	$216,835,950

Class IB
Net asset value, offering and redemption price per share, $216,835,950 / 13,672,927 shares outstanding (unlimited amount authorized: $0.01 par value)	$15.86

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2021 (Unaudited)

INVESTMENT INCOME
Dividends (net of $179,197 foreign withholding tax)	$3,229,753

EXPENSES
Investment management fees	762,080
Distribution fees – Class IB	259,210
Administrative fees	95,879
Custodian fees	60,243
Professional fees	29,913
Printing and mailing expenses	15,675
Recoupment fees	14,698
Trustees’ fees	2,619
Miscellaneous	5,060

Total expenses	1,245,377

NET INVESTMENT INCOME (LOSS)	1,984,376

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities (net of India tax of $50,056 on realized gain on investments)	25,416,374
Foreign currency transactions	(285)

Net realized gain (loss)	25,416,089

Change in unrealized appreciation (depreciation) on:
Investments in securities (net of India tax of $(32,858) on unrealized depreciation on investments)	(5,807,526)
Foreign currency translations	(13,453)

Net change in unrealized appreciation (depreciation)	(5,820,979)

NET REALIZED AND UNREALIZED GAIN (LOSS)	19,595,110

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$21,579,486

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INVESCO GLOBAL REAL ASSETS PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31, 2020
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$1,984,376	$3,225,334
Net realized gain (loss)	25,416,089	(20,342,616)
Net change in unrealized appreciation (depreciation)	(5,820,979)	(10,937,696)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	21,579,486	(28,054,978)

Distributions to shareholders:
Class IB	—	(5,259,270)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 812,124 and 1,531,809 shares, respectively ]	12,164,892	21,077,847
Capital shares issued in reinvestment of dividends and distributions [ 0 and 376,121 shares, respectively ]	—	5,259,270
Capital shares repurchased [ (815,896) and (1,972,773) shares, respectively ]	(12,345,389)	(27,573,303)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(180,497)	(1,236,186)

TOTAL INCREASE (DECREASE) IN NET ASSETS	21,398,989	(34,550,434)
NET ASSETS:
Beginning of period	195,436,961	229,987,395

End of period	$216,835,950	$195,436,961

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INVESCO GLOBAL REAL ASSETS PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31,				October 22, 2018* to December 31, 2018
Class IB			2020		2019
Net asset value, beginning of period	$14.29		$16.74		$14.96		$15.23

Income (loss) from investment operations:
Net investment income (loss) (e)	0.14		0.24		0.34		0.07
Net realized and unrealized gain (loss)	1.43		(2.30)		2.98		(0.25)

Total from investment operations	1.57		(2.06)		3.32		(0.18)

Less distributions:
Dividends from net investment income	—		(0.35)		(0.74)		(0.09)
Distributions from net realized gains	—		(0.04)		(0.80)		—

Total dividends and distributions	—		(0.39)		(1.54)		(0.09)

Net asset value, end of period	$15.86		$14.29		$16.74		$14.96

Total return (b)	10.99%		(12.22)%		22.53%		(1.24)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$216,836		$195,437		$229,987		$196,349
Ratio of expenses to average net assets:
After waivers (a)(f)	1.20	%(j)	1.20	%(j)	1.21	%(k)	1.28	%**(m)
Before waivers (a)(f)	1.20%		1.21%		1.21%		1.28%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	1.91%		1.70%		2.00%		2.23	%(l)
Before waivers (a)(f)	1.91%		1.68%		2.00%		2.23	%(l)
Portfolio turnover rate^	120	%(z)	155%		58%		8	%(z)
*	Commencement of Operations.
**	Includes Tax expense of 0.01%.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized. Certain non-recurring expenses incurred by the Portfolio are not annualized for periods less than one year.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.20% for Class IB.
(k)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.21% for Class IB.
(m)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.28% for Class IB.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

EQ/INVESCO INTERNATIONAL GROWTH PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2021	Market Value	% of Net Assets
Consumer Discretionary	$40,082,848	18.2%
Industrials	33,370,894	15.2
Financials	33,109,886	15.1
Information Technology	31,567,141	14.4
Consumer Staples	31,446,541	14.3
Health Care	19,113,647	8.7
Communication Services	13,614,399	6.2
Materials	12,325,030	5.6
Investment Company	1,459,088	0.7
Cash and Other	3,559,672	1.6

		100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2021 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/21	Ending Account Value 6/30/21	Expenses Paid During Period* 1/1/21 - 6/30/21
Class IB
Actual	$1,000.00	$1,062.80	$5.86
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.11	5.73

* Expenses are equal to the Portfolio’s Class IB shares annualized expense ratio of 1.15%, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

EQ/INVESCO INTERNATIONAL GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Australia (0.6%)
CSL Ltd.	6,052	$1,294,391

Brazil (2.4%)
B3 SA – Brasil Bolsa Balcao	1,538,500	5,181,124

Canada (7.0%)
Bank of Nova Scotia (The)	27,166	1,766,798
Canadian National Railway Co.	21,595	2,278,485
CGI, Inc.*	72,363	6,560,889
Magna International, Inc.	30,034	2,780,737
Ritchie Bros Auctioneers, Inc.	34,950	2,072,020

		15,458,929

China (13.4%)
Alibaba Group Holding Ltd. (ADR)*	24,550	5,567,449
China Mengniu Dairy Co. Ltd.*	599,000	3,622,097
JD.com, Inc. (ADR)*	51,702	4,126,337
Kweichow Moutai Co. Ltd., Class A	2,985	950,135
New Oriental Education & Technology Group, Inc. (ADR)*	167,818	1,374,430
Prosus NV*	18,474	1,806,550
Tencent Holdings Ltd.	82,300	6,190,281
Wuliangye Yibin Co. Ltd., Class A*	31,789	1,465,557
Yum China Holdings, Inc.	64,553	4,276,636

		29,379,472

Denmark (2.8%)
Carlsberg A/S, Class B	16,814	3,134,234
Novo Nordisk A/S, Class B	36,574	3,064,139

		6,198,373

France (4.6%)
Arkema SA	12,520	1,570,663
Kering SA	1,977	1,727,696
LVMH Moet Hennessy Louis Vuitton SE	3,025	2,372,013
Pernod Ricard SA	8,941	1,984,655
Sanofi	24,079	2,522,826

		10,177,853

Germany (2.3%)
Deutsche Boerse AG	20,943	3,655,441
Knorr-Bremse AG	12,502	1,437,952

		5,093,393

Hong Kong (2.1%)
AIA Group Ltd.	372,200	4,625,955

India (2.2%)
HDFC Bank Ltd. (ADR)*	65,482	4,788,044

Ireland (3.8%)
CRH plc	70,537	3,554,668
Flutter Entertainment plc*	14,261	2,593,146
ICON plc*	11,072	2,288,693

		8,436,507

Italy (2.2%)
FinecoBank Banca Fineco SpA*	273,884	4,773,942

Japan (12.3%)
Asahi Group Holdings Ltd.	41,100	1,920,429
FANUC Corp.	6,000	1,447,140
Hoya Corp.	21,700	2,877,186
Keyence Corp.	2,800	1,413,169
Koito Manufacturing Co. Ltd.	46,700	2,904,694
Komatsu Ltd.	77,900	1,935,667
Nidec Corp.	12,500	1,448,648
Olympus Corp.	224,800	4,467,873
SMC Corp.	3,100	1,831,901
Sony Group Corp.	51,700	5,032,949
TIS, Inc.	68,400	1,746,711

		27,026,367

Macau (1.4%)
Galaxy Entertainment Group Ltd.*	375,000	3,001,719

Mexico (2.7%)
Wal-Mart de Mexico SAB de CV	1,799,126	5,876,447

Netherlands (4.6%)
ASML Holding NV	3,986	2,738,476
Heineken NV	20,202	2,448,152
Wolters Kluwer NV	49,148	4,937,248

		10,123,876

Singapore (1.0%)
United Overseas Bank Ltd.	118,734	2,279,848

South Korea (4.6%)
NAVER Corp.	13,034	4,832,123
Samsung Electronics Co. Ltd.	72,251	5,177,512

		10,009,635

Sweden (5.1%)
Investor AB, Class B	262,003	6,038,734
Sandvik AB	201,170	5,138,496

		11,177,230

Switzerland (5.5%)
Kuehne + Nagel International AG (Registered)	10,130	3,466,261
Logitech International SA (Registered)	13,828	1,675,351
Nestle SA (Registered)	34,575	4,305,573
Roche Holding AG	6,898	2,598,539

		12,045,724

Taiwan (2.7%)
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	50,075	6,017,012

United Kingdom (4.1%)
Ashtead Group plc	33,190	2,462,705
Linde plc	13,587	3,928,002
WPP plc	192,340	2,591,995

		8,982,702

United States (10.3%)
Amcor plc (CHDI)	288,338	3,271,697
Booking Holdings, Inc.*	1,151	2,518,492
Broadcom, Inc.	13,082	6,238,021
Philip Morris International, Inc.	57,908	5,739,262
Schneider Electric SE	31,237	4,914,371

		22,681,843

Total Common Stocks (97.7%) (Cost $152,876,793)		214,630,386

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INVESCO INTERNATIONAL GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENT:
Investment Company (0.7%)
JPMorgan Prime Money Market Fund, IM Shares	1,458,358	$1,459,088

Total Short-Term Investment (0.7%) (Cost $1,459,169)		1,459,088

Total Investments in Securities (98.4%) (Cost $154,335,962)		216,089,474
Other Assets Less Liabilities (1.6%)		3,559,672

Net Assets (100%)		$219,649,146

*	Non-income producing.

Glossary:

ADR	— American Depositary Receipt
CHDI	— Clearing House Electronic Subregister System (CHESS)
Depository Interest

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2021:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Australia	$—	$1,294,391	$—	$1,294,391
Brazil	5,181,124	—	—	5,181,124
Canada	15,458,929	—	—	15,458,929
China	15,344,852	14,034,620	—	29,379,472
Denmark	—	6,198,373	—	6,198,373
France	—	10,177,853	—	10,177,853
Germany	—	5,093,393	—	5,093,393
Hong Kong	—	4,625,955	—	4,625,955
India	4,788,044	—	—	4,788,044
Ireland	2,288,693	6,147,814	—	8,436,507
Italy	—	4,773,942	—	4,773,942
Japan	—	27,026,367	—	27,026,367
Macau	—	3,001,719	—	3,001,719
Mexico	5,876,447	—	—	5,876,447
Netherlands	—	10,123,876	—	10,123,876
Singapore	—	2,279,848	—	2,279,848
South Korea	—	10,009,635	—	10,009,635
Sweden	—	11,177,230	—	11,177,230
Switzerland	—	12,045,724	—	12,045,724
Taiwan	6,017,012	—	—	6,017,012
United Kingdom	3,928,002	5,054,700	—	8,982,702
United States	14,495,775	8,186,068	—	22,681,843
Short-Term Investment
Investment Company	1,459,088	—	—	1,459,088

Total Assets	$74,837,966	$141,251,508	$—	$216,089,474

Total Liabilities	$—	$—	$—	$—

Total	$74,837,966	$141,251,508	$—	$216,089,474

The Portfolio held no derivatives contracts during the six months ended June 30, 2021.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INVESCO INTERNATIONAL GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

Investment security transactions for the six months ended June 30, 2021 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$40,832,955
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$40,781,447

As of June 30, 2021, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$60,177,533
Aggregate gross unrealized depreciation	(769,446)

Net unrealized appreciation	$59,408,087

Federal income tax cost of investments in securities and derivative instruments, if applicable	$156,681,387

For the six months ended June 30, 2021, the Portfolio incurred approximately $194 as brokerage commissions with Bernstein Autonomous LLP, $18 as brokerage commissions with Invesco Capital Markets, Inc. and $1,737 as brokerage commissions with Sanford C. Bernstein & Co., affiliated broker/dealers.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INVESCO INTERNATIONAL GROWTH PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2021 (Unaudited)

ASSETS
Investments in Securities, at value (Cost $154,335,962)	$216,089,474
Cash	5,300,000
Foreign cash (Cost $269,919)	268,432
Receivable for securities sold	1,759,048
Dividends, interest and other receivables	557,360
Receivable for Portfolio shares sold	42,916
Other assets	2,457

Total assets	224,019,687

LIABILITIES
Payable for securities purchased	4,085,502
Investment management fees payable	134,429
Distribution fees payable – Class IB	45,316
Payable for Portfolio shares redeemed	24,546
Administrative fees payable	16,651
Accrued expenses	64,097

Total liabilities	4,370,541

NET ASSETS	$219,649,146

Net assets were comprised of:
Paid in capital	$154,824,466
Total distributable earnings (loss)	64,824,680

Net assets	$219,649,146

Class IB
Net asset value, offering and redemption price per share, $219,649,146 / 4,536,831 shares outstanding (unlimited amount authorized: $0.01 par value)	$48.41

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2021 (Unaudited)

INVESTMENT INCOME
Dividends (net of $204,493 foreign withholding tax)	$1,960,243
Interest	715

Total income	1,960,958

EXPENSES
Investment management fees	761,650
Distribution fees – Class IB	268,186
Administrative fees	99,216
Professional fees	30,663
Custodian fees	30,508
Printing and mailing expenses	15,845
Recoupment fees	15,471
Trustees’ fees	2,704
Miscellaneous	5,082

Total expenses	1,229,325

NET INVESTMENT INCOME (LOSS)	731,633

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	7,157,810
Foreign currency transactions	11,900

Net realized gain (loss)	7,169,710

Change in unrealized appreciation (depreciation) on:
Investments in securities	5,153,814
Foreign currency translations	(16,771)

Net change in unrealized appreciation (depreciation)	5,137,043

NET REALIZED AND UNREALIZED GAIN (LOSS)	12,306,753

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$13,038,386

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INVESCO INTERNATIONAL GROWTH PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31, 2020
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$731,633	$769,210
Net realized gain (loss)	7,169,710	(3,119,915)
Net change in unrealized appreciation (depreciation)	5,137,043	26,718,263

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	13,038,386	24,367,558

Distributions to shareholders:
Class IB	—	(1,502,774)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 236,928 and 420,877 shares, respectively ]	11,298,278	15,998,133
Capital shares issued in reinvestment of dividends and distributions [ 0 and 34,761 shares, respectively ]	—	1,502,774
Capital shares repurchased [ (283,696) and (710,944) shares, respectively ]	(13,465,213)	(27,088,585)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(2,166,935)	(9,587,678)

TOTAL INCREASE (DECREASE) IN NET ASSETS	10,871,451	13,277,106
NET ASSETS:
Beginning of period	208,777,695	195,500,589

End of period	$219,649,146	$208,777,695

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INVESCO INTERNATIONAL GROWTH PORTFOLIO

FINANCIAL HIGHLIGHTS

Class IB	Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31,				October 22, 2018* to December 31, 2018
			2020		2019
Net asset value, beginning of period	$45.55		$40.40		$32.57		$34.38

Income (loss) from investment operations:
Net investment income (loss) (e)	0.16		0.16		0.47		0.06
Net realized and unrealized gain (loss)	2.70		5.32		8.70		(1.80)

Total from investment operations	2.86		5.48		9.17		(1.74)

Less distributions:
Dividends from net investment income	—		(0.33)		(0.65)		(0.07)
Distributions from net realized gains	—		—		(0.69)		—

Total dividends and distributions	—		(0.33)		(1.34)		(0.07)

Net asset value, end of period	$48.41		$45.55		$40.40		$32.57

Total return (b)	6.28%		13.61%		28.21%		(5.06)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$219,649		$208,778		$195,501		$161,052
Ratio of expenses to average net assets:
After waivers (a)(f)	1.15	%(j)	1.17	%(k)	1.18	%(m)	1.18	%(m)
Before waivers (a)(f)	1.15%		1.17%		1.18%		1.20%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	0.68%		0.42%		1.23%		0.92	%(l)
Before waivers (a)(f)	0.68%		0.42%		1.23%		0.90	%(l)
Portfolio turnover rate^	20	%(z)	57%		35%		9	%(z)
*	Commencement of Operations.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized. Certain non-recurring expenses incurred by the Portfolio are not annualized for periods less than one year.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.15% for Class IB.
(k)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.17% for Class IB.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(m)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.18% for Class IB.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

EQ/INVESCO MODERATE ALLOCATION PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2021	% of Net Assets
U.S. Treasury Obligations	49.7%
Investment Company	15.0
Information Technology	8.6
Health Care	4.1
Consumer Discretionary	3.8
Financials	3.6
Communication Services	3.4
Industrials	2.7
Consumer Staples	1.8
Energy	0.8
Materials	0.8
Real Estate	0.7
Utilities	0.7
Exchange Traded Funds	0.1
Cash and Other	4.2

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2021 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/21	Ending Account Value 6/30/21	Expenses Paid During Period* 1/1/21 - 6/30/21
Class IB
Actual	$1,000.00	$1,049.10	$5.99
Hypothetical (5% average annual return before expenses)	1,000.00	1,018.94	5.91

* Expenses are equal to the Portfolio’s Class IB shares annualized expense ratio of 1.18%, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

EQ/INVESCO MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (3.4%)
Diversified Telecommunication Services (0.4%)
AT&T, Inc.	21,683	$624,037
Lumen Technologies, Inc.	2,799	38,038
Verizon Communications, Inc.	12,532	702,168

		1,364,243

Entertainment (0.6%)
Activision Blizzard, Inc.	2,262	215,885
Electronic Arts, Inc.	918	132,036
Live Nation Entertainment, Inc.*	455	39,854
Netflix, Inc.*	1,301	687,201
Take-Two Interactive Software, Inc.*	354	62,665
Walt Disney Co. (The)*	5,271	926,484

		2,064,125

Interactive Media & Services (2.0%)
Alphabet, Inc., Class A*	897	2,190,285
Alphabet, Inc., Class C*	909	2,278,245
Facebook, Inc., Class A*	7,070	2,458,310
Twitter, Inc.*	1,896	130,464

		7,057,304

Media (0.4%)
Charter Communications, Inc., Class A*	561	404,733
Comcast Corp., Class A	14,977	853,988
Discovery, Inc., Class A*	498	15,278
Discovery, Inc., Class C*	1,063	30,806
DISH Network Corp., Class A*	607	25,373
Fox Corp., Class A	1,037	38,504
Fox Corp., Class B	430	15,136
Interpublic Group of Cos., Inc. (The)	1,200	38,988
News Corp., Class A	1,344	34,635
News Corp., Class B	720	17,532
Omnicom Group, Inc.	723	57,833
ViacomCBS, Inc.	1,728	78,106

		1,610,912

Wireless Telecommunication Services (0.0%)
T-Mobile US, Inc.*	952	137,878

Total Communication Services		12,234,462

Consumer Discretionary (3.8%)
Auto Components (0.1%)
Aptiv plc*	818	128,696
BorgWarner, Inc.	619	30,046

		158,742

Automobiles (0.6%)
Ford Motor Co.*	11,793	175,244
General Motors Co.*	3,647	215,793
Tesla, Inc.*	2,308	1,568,748

		1,959,785

Distributors (0.0%)
Genuine Parts Co.	458	57,923
LKQ Corp.*	860	42,329
Pool Corp.	121	55,498

		155,750

Hotels, Restaurants & Leisure (0.6%)
Booking Holdings, Inc.*	149	326,025
Caesars Entertainment, Inc.*	693	71,899
Carnival Corp.*	1,161	30,604
Chipotle Mexican Grill, Inc.*	83	128,678
Darden Restaurants, Inc.	378	55,184
Domino’s Pizza, Inc.	118	55,046
Expedia Group, Inc.*	384	62,865
Hilton Worldwide Holdings, Inc.*	845	101,924
Las Vegas Sands Corp.*	1,048	55,219
Marriott International, Inc., Class A*	839	114,540
McDonald’s Corp.	2,369	547,215
MGM Resorts International	1,392	59,369
Norwegian Cruise Line Holdings Ltd.*	555	16,322
Penn National Gaming, Inc.*	449	34,344
Royal Caribbean Cruises Ltd.*	510	43,493
Starbucks Corp.	4,142	463,117
Wynn Resorts Ltd.*	272	33,266
Yum! Brands, Inc.	970	111,579

		2,310,689

Household Durables (0.1%)
DR Horton, Inc.	1,007	91,003
Garmin Ltd.	348	50,335
Leggett & Platt, Inc.	455	23,573
Lennar Corp., Class A	775	76,996
Mohawk Industries, Inc.*	192	36,900
Newell Brands, Inc.	1,502	41,260
NVR, Inc.*	7	34,813
PulteGroup, Inc.	708	38,636
Whirlpool Corp.	192	41,860

		435,376

Internet & Direct Marketing Retail (1.3%)
Amazon.com, Inc.*	1,229	4,227,956
eBay, Inc.	2,827	198,484
Etsy, Inc.*	345	71,015

		4,497,455

Leisure Products (0.0%)
Hasbro, Inc.	369	34,878

Multiline Retail (0.2%)
Dollar General Corp.	787	170,299
Dollar Tree, Inc.*	754	75,023
Target Corp.	1,679	405,881

		651,203

Specialty Retail (0.7%)
Advance Auto Parts, Inc.	216	44,310
AutoZone, Inc.*	97	144,745
Best Buy Co., Inc.	775	89,110
CarMax, Inc.*	543	70,128
Gap, Inc. (The)	638	21,469
Home Depot, Inc. (The)	3,464	1,104,635
L Brands, Inc.	745	53,685
Lowe’s Cos., Inc.	2,488	482,597
O’Reilly Automotive, Inc.*	253	143,251

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Ross Stores, Inc.	1,118	$138,632
TJX Cos., Inc. (The)	3,763	253,702
Tractor Supply Co.	366	68,098
Ulta Beauty, Inc.*	179	61,893

		2,676,255

Textiles, Apparel & Luxury Goods (0.2%)
Hanesbrands, Inc.	913	17,046
NIKE, Inc., Class B	3,815	589,379
PVH Corp.*	235	25,284
Ralph Lauren Corp.	170	20,028
Tapestry, Inc.*	888	38,610
Under Armour, Inc., Class A*	619	13,092
Under Armour, Inc., Class C*	656	12,182
VF Corp.	928	76,133

		791,754

Total Consumer Discretionary		13,671,887

Consumer Staples (1.8%)
Beverages (0.4%)
Brown-Forman Corp., Class B	833	62,425
Coca-Cola Co. (The)	11,412	617,503
Constellation Brands, Inc., Class A	488	114,138
Molson Coors Beverage Co., Class B*	592	31,785
Monster Beverage Corp.*	1,191	108,798
PepsiCo, Inc.	4,175	618,610

		1,553,259

Food & Staples Retailing (0.4%)
Costco Wholesale Corp.	1,301	514,767
Kroger Co. (The)	2,390	91,561
Sysco Corp.	1,383	107,528
Walgreens Boots Alliance, Inc.	2,537	133,471
Walmart, Inc.	4,343	612,450

		1,459,777

Food Products (0.3%)
Archer-Daniels-Midland Co.	1,664	100,838
Campbell Soup Co.	497	22,658
Conagra Brands, Inc.	1,176	42,783
General Mills, Inc.	1,710	104,190
Hershey Co. (The)	439	76,465
Hormel Foods Corp.	763	36,433
J M Smucker Co. (The)	317	41,074
Kellogg Co.	784	50,435
Kraft Heinz Co. (The)	1,728	70,468
Lamb Weston Holdings, Inc.	445	35,894
McCormick & Co., Inc. (Non-Voting)	714	63,060
Mondelez International, Inc., Class A	4,459	278,420
Tyson Foods, Inc., Class A	931	68,671

		991,389

Household Products (0.4%)
Church & Dwight Co., Inc.	775	66,045
Clorox Co. (The)	421	75,742
Colgate-Palmolive Co.	2,656	216,066
Kimberly-Clark Corp.	1,050	140,469
Procter & Gamble Co. (The)	7,502	1,012,245

		1,510,567

Personal Products (0.1%)
Estee Lauder Cos., Inc. (The), Class A	687	218,521

Tobacco (0.2%)
Altria Group, Inc.	5,573	265,721
Philip Morris International, Inc.	4,630	458,879

		724,600

Total Consumer Staples		6,458,113

Energy (0.8%)
Energy Equipment & Services (0.0%)
Baker Hughes Co.	1,246	28,496
Halliburton Co.	2,625	60,690
NOV, Inc.*	1,118	17,128
Schlumberger NV	4,154	132,969

		239,283

Oil, Gas & Consumable Fuels (0.8%)
APA Corp.	1,164	25,177
Cabot Oil & Gas Corp.	1,536	26,819
Chevron Corp.	5,916	619,642
ConocoPhillips	4,148	252,613
Devon Energy Corp.	1,518	44,310
Diamondback Energy, Inc.	464	43,565
EOG Resources, Inc.	1,740	145,186
Exxon Mobil Corp.	12,752	804,396
Hess Corp.	818	71,428
Kinder Morgan, Inc.	5,909	107,721
Marathon Oil Corp.	2,592	35,303
Marathon Petroleum Corp.	1,365	82,473
Occidental Petroleum Corp.	2,811	87,900
ONEOK, Inc.	1,286	71,553
Phillips 66	1,267	108,734
Pioneer Natural Resources Co.	503	81,748
Valero Energy Corp.	1,301	101,582
Williams Cos., Inc. (The)	2,549	67,676

		2,777,826

Total Energy		3,017,109

Financials (3.6%)
Banks (1.5%)
Bank of America Corp.	27,756	1,144,380
Citigroup, Inc.	7,456	527,512
Citizens Financial Group, Inc.	1,386	63,576
Comerica, Inc.	531	37,882
Fifth Third Bancorp	2,109	80,627
First Republic Bank	507	94,895
Huntington Bancshares, Inc.	3,242	46,263
JPMorgan Chase & Co.	10,069	1,566,132
KeyCorp	3,205	66,183
M&T Bank Corp.	455	66,116
People’s United Financial, Inc.	1,136	19,471
PNC Financial Services Group, Inc. (The)	1,377	262,677
Regions Financial Corp.	3,132	63,204
SVB Financial Group*	174	96,819

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Truist Financial Corp.	3,986	$221,223
US Bancorp	4,630	263,771
Wells Fargo & Co.	12,922	585,237
Zions Bancorp NA	531	28,069

		5,234,037

Capital Markets (0.9%)
Ameriprise Financial, Inc.	449	111,747
Bank of New York Mellon Corp. (The)	2,985	152,921
BlackRock, Inc.	375	328,114
Cboe Global Markets, Inc.	366	43,572
Charles Schwab Corp. (The)	3,547	258,257
CME Group, Inc.	1,007	214,169
Franklin Resources, Inc.	870	27,831
Goldman Sachs Group, Inc. (The)	1,022	387,880
Intercontinental Exchange, Inc.	1,722	204,401
MarketAxess Holdings, Inc.	121	56,094
Moody’s Corp.	491	177,924
Morgan Stanley	4,807	440,754
MSCI, Inc.	262	139,667
Nasdaq, Inc.	397	69,793
Northern Trust Corp.	619	71,569
Raymond James Financial, Inc.	394	51,181
S&P Global, Inc.	751	308,248
State Street Corp.	1,109	91,248
T. Rowe Price Group, Inc.	735	145,508

		3,280,878

Consumer Finance (0.2%)
American Express Co.	2,076	343,018
Capital One Financial Corp.	1,402	216,875
Discover Financial Services	1,063	125,742
Synchrony Financial	2,021	98,059

		783,694

Diversified Financial Services (0.4%)
Berkshire Hathaway, Inc., Class B*	5,772	1,604,154

Insurance (0.6%)
Aflac, Inc.	2,259	121,218
Allstate Corp. (The)	1,060	138,266
American International Group, Inc.	2,653	126,283
Aon plc, Class A	772	184,323
Arthur J Gallagher & Co.	534	74,803
Assurant, Inc.	140	21,865
Chubb Ltd.	1,447	229,986
Cincinnati Financial Corp.	421	49,097
Everest Re Group Ltd.	118	29,737
Globe Life, Inc.	339	32,290
Hartford Financial Services Group, Inc. (The)	1,078	66,804
Lincoln National Corp.	653	41,035
Loews Corp.	723	39,512
Marsh & McLennan Cos., Inc.	1,502	211,301
MetLife, Inc.	3,040	181,944
Principal Financial Group, Inc.	784	49,541
Progressive Corp. (The)	1,774	174,225
Prudential Financial, Inc.	1,258	128,907
Travelers Cos., Inc. (The)	799	119,618
Unum Group	723	20,533
W R Berkley Corp.	464	34,535
Willis Towers Watson plc	403	92,698

		2,168,521

Total Financials		13,071,284

Health Care (4.1%)
Biotechnology (0.6%)
AbbVie, Inc.	5,518	621,548
Alexion Pharmaceuticals, Inc.*	687	126,209
Amgen, Inc.	1,994	486,037
Biogen, Inc.*	638	220,920
Gilead Sciences, Inc.	4,068	280,122
Incyte Corp.*	507	42,654
Regeneron Pharmaceuticals, Inc.*	235	131,257
Vertex Pharmaceuticals, Inc.*	784	158,078

		2,066,825

Health Care Equipment & Supplies (1.1%)
Abbott Laboratories	5,417	627,993
ABIOMED, Inc.*	128	39,950
Align Technology, Inc.*	225	137,475
Baxter International, Inc.	1,508	121,394
Becton Dickinson and Co.	818	198,929
Boston Scientific Corp.*	4,194	179,335
Cooper Cos., Inc. (The)	156	61,818
Danaher Corp.	1,847	495,661
Dentsply Sirona, Inc.	619	39,158
Dexcom, Inc.*	289	123,403
Edwards Lifesciences Corp.*	1,765	182,801
Hologic, Inc.*	845	56,378
IDEXX Laboratories, Inc.*	253	159,782
Intuitive Surgical, Inc.*	351	322,794
Medtronic plc	4,087	507,319
ResMed, Inc.	461	113,646
STERIS plc	272	56,114
Stryker Corp.	970	251,938
Teleflex, Inc.	140	56,251
West Pharmaceutical Services, Inc.	216	77,566
Zimmer Biomet Holdings, Inc.	619	99,547

		3,909,252

Health Care Providers & Services (0.8%)
AmerisourceBergen Corp.	488	55,871
Anthem, Inc.	763	291,313
Cardinal Health, Inc.	983	56,120
Centene Corp.*	1,728	126,023
Cigna Corp.	1,127	267,178
CVS Health Corp.	3,849	321,161
DaVita, Inc.*	403	48,533
HCA Healthcare, Inc.	842	174,075
Henry Schein, Inc.*	458	33,979
Humana, Inc.	412	182,401
Laboratory Corp. of America Holdings*	317	87,444
McKesson Corp.	613	117,230
Quest Diagnostics, Inc.	381	50,281
UnitedHealth Group, Inc.	2,885	1,155,269
Universal Health Services, Inc., Class B	253	37,047

		3,003,925

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Health Care Technology (0.0%)
Cerner Corp.	897	$70,110

Life Sciences Tools & Services (0.4%)
Agilent Technologies, Inc.	1,001	147,958
Bio-Rad Laboratories, Inc., Class A*	73	47,033
Charles River Laboratories International, Inc.*	165	61,037
Illumina, Inc.*	445	210,579
IQVIA Holdings, Inc.*	488	118,252
Mettler-Toledo International, Inc.*	85	117,754
PerkinElmer, Inc.	384	59,293
Thermo Fisher Scientific, Inc.	1,225	617,976
Waters Corp.*	253	87,439

		1,467,321

Pharmaceuticals (1.2%)
Bristol-Myers Squibb Co.	6,944	463,998
Catalent, Inc.*	473	51,141
Eli Lilly and Co.	2,875	659,870
Johnson & Johnson	8,116	1,337,030
Merck & Co., Inc.	8,183	636,392
Organon & Co.*	818	24,753
Perrigo Co. plc	369	16,918
Pfizer, Inc.	18,807	736,482
Viatris, Inc.	3,812	54,473
Zoetis, Inc.	1,463	272,645

		4,253,702

Total Health Care		14,771,135

Industrials (2.7%)
Aerospace & Defense (0.5%)
Boeing Co. (The)*	1,594	381,859
General Dynamics Corp.	806	151,737
Howmet Aerospace, Inc.*	1,191	41,054
Huntington Ingalls Industries, Inc.	140	29,505
L3Harris Technologies, Inc.	687	148,495
Lockheed Martin Corp.	745	281,871
Northrop Grumman Corp.	519	188,620
Raytheon Technologies Corp.	4,380	373,658
Teledyne Technologies, Inc.*	149	62,406
Textron, Inc.	745	51,234
TransDigm Group, Inc.*	143	92,562

		1,803,001

Air Freight & Logistics (0.2%)
CH Robinson Worldwide, Inc.	421	39,435
Expeditors International of Washington, Inc.	497	62,920
FedEx Corp.	751	224,046
United Parcel Service, Inc., Class B	2,061	428,626

		755,027

Airlines (0.1%)
Alaska Air Group, Inc.*	327	19,721
American Airlines Group, Inc.*	1,212	25,707
Delta Air Lines, Inc.*	1,896	82,021
Southwest Airlines Co.*	1,508	80,060
United Airlines Holdings, Inc.*	653	34,145

		241,654

Building Products (0.2%)
A O Smith Corp.	479	34,517
Allegion plc	281	39,143
Carrier Global Corp.	2,366	114,988
Fortune Brands Home & Security, Inc.	391	38,948
Johnson Controls International plc	2,817	193,331
Masco Corp.	918	54,079
Trane Technologies plc	781	143,813

		618,819

Commercial Services & Supplies (0.1%)
Cintas Corp.	263	100,466
Copart, Inc.*	613	80,812
Republic Services, Inc.	723	79,537
Rollins, Inc.	589	20,144
Waste Management, Inc.	1,194	167,291

		448,250

Construction & Engineering (0.0%)
Quanta Services, Inc.	418	37,858

Electrical Equipment (0.2%)
AMETEK, Inc.	690	92,115
Eaton Corp. plc	1,292	191,448
Emerson Electric Co.	1,929	185,647
Generac Holdings, Inc.*	195	80,954
Rockwell Automation, Inc.	384	109,832

		659,996

Industrial Conglomerates (0.4%)
3M Co.	1,765	350,582
General Electric Co.	25,223	339,502
Honeywell International, Inc.	2,241	491,563
Roper Technologies, Inc.	323	151,875

		1,333,522

Machinery (0.5%)
Caterpillar, Inc.	1,807	393,257
Cummins, Inc.	485	118,248
Deere & Co.	961	338,954
Dover Corp.	485	73,041
Fortive Corp.	918	64,021
IDEX Corp.	228	50,171
Illinois Tool Works, Inc.	900	201,204
Ingersoll Rand, Inc.*	696	33,972
Otis Worldwide Corp.	1,206	98,615
PACCAR, Inc.	1,031	92,017
Parker-Hannifin Corp.	397	121,923
Pentair plc	497	33,543
Snap-on, Inc.	179	39,994
Stanley Black & Decker, Inc.	479	98,190
Westinghouse Air Brake Technologies Corp.	140	11,522
Xylem, Inc.	531	63,699

		1,832,371

Professional Services (0.1%)
Equifax, Inc.	391	93,648
IHS Markit Ltd.	1,063	119,758
Jacobs Engineering Group, Inc.	323	43,095
Leidos Holdings, Inc.	439	44,383
Nielsen Holdings plc	879	21,685

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Robert Half International, Inc.	323	$28,737
Verisk Analytics, Inc.	449	78,449

		429,755

Road & Rail (0.3%)
CSX Corp.	7,820	250,865
JB Hunt Transport Services, Inc.	235	38,293
Kansas City Southern	326	92,379
Norfolk Southern Corp.	873	231,703
Old Dominion Freight Line, Inc.	323	81,977
Union Pacific Corp.	2,305	506,939

		1,202,156

Trading Companies & Distributors (0.1%)
Fastenal Co.	1,749	90,948
United Rentals, Inc.*	241	76,881
WW Grainger, Inc.	174	76,212

		244,041

Total Industrials		9,606,450

Information Technology (8.6%)
Communications Equipment (0.3%)
Arista Networks, Inc.*	165	59,781
Cisco Systems, Inc.	14,413	763,889
F5 Networks, Inc.*	206	38,452
Juniper Networks, Inc.	1,019	27,870
Motorola Solutions, Inc.	473	102,570

		992,562

Electronic Equipment, Instruments & Components (0.2%)
Amphenol Corp., Class A	1,765	120,744
CDW Corp.	439	76,671
Corning, Inc.	2,506	102,495
IPG Photonics Corp.*	133	28,033
Keysight Technologies, Inc.*	638	98,514
TE Connectivity Ltd.	1,063	143,728
Trimble, Inc.*	699	57,199
Zebra Technologies Corp., Class A*	165	87,366

		714,750

IT Services (1.5%)
Accenture plc, Class A	1,914	564,228
Akamai Technologies, Inc.*	488	56,901
Automatic Data Processing, Inc.	1,307	259,596
Broadridge Financial Solutions, Inc.	372	60,089
Cognizant Technology Solutions Corp., Class A	1,734	120,097
DXC Technology Co.*	833	32,437
Fidelity National Information Services, Inc.	1,386	196,355
Fiserv, Inc.*	1,194	127,627
FleetCor Technologies, Inc.*	263	67,344
Gartner, Inc.*	263	63,699
Global Payments, Inc.	891	167,098
International Business Machines Corp.	2,555	374,537
Jack Henry & Associates, Inc.	247	40,387
Mastercard, Inc., Class A	2,723	994,140
Paychex, Inc.	1,007	108,051
PayPal Holdings, Inc.*	3,354	977,624
VeriSign, Inc.*	308	70,128
Visa, Inc., Class A	5,304	1,240,181
Western Union Co. (The)	1,365	31,354

		5,551,873

Semiconductors & Semiconductor Equipment (1.8%)
Advanced Micro Devices, Inc.*	2,564	240,836
Analog Devices, Inc.	1,099	189,204
Applied Materials, Inc.	3,046	433,750
Broadcom, Inc.	1,231	586,990
Enphase Energy, Inc.*	372	68,310
Intel Corp.	14,034	787,869
KLA Corp.	479	155,296
Lam Research Corp.	491	319,494
Maxim Integrated Products, Inc.*	888	93,560
Microchip Technology, Inc.	696	104,219
Micron Technology, Inc.*	3,470	294,881
Monolithic Power Systems, Inc.	128	47,802
NVIDIA Corp.	1,829	1,463,383
NXP Semiconductors NV	845	173,833
Qorvo, Inc.*	351	68,673
QUALCOMM, Inc.	4,532	647,759
Skyworks Solutions, Inc.	568	108,914
Teradyne, Inc.	528	70,731
Texas Instruments, Inc.	2,949	567,093
Xilinx, Inc.	751	108,625

		6,531,222

Software (2.7%)
Adobe, Inc.*	1,472	862,062
ANSYS, Inc.*	247	85,724
Autodesk, Inc.*	677	197,616
Cadence Design Systems, Inc.*	790	108,088
Citrix Systems, Inc.	403	47,260
Fortinet, Inc.*	445	105,994
Intuit, Inc.	745	365,177
Microsoft Corp.	23,507	6,368,046
NortonLifeLock, Inc.	2,012	54,767
Oracle Corp.	7,545	587,303
Paycom Software, Inc.*	162	58,882
PTC, Inc.*	305	43,084
salesforce.com, Inc.*	2,140	522,738
ServiceNow, Inc.*	531	291,811
Synopsys, Inc.*	488	134,585
Tyler Technologies, Inc.*	118	53,380

		9,886,517

Technology Hardware, Storage & Peripherals (2.1%)
Apple, Inc.	51,004	6,985,508
Hewlett Packard Enterprise Co.	4,679	68,220
HP, Inc.	4,862	146,784
NetApp, Inc.	824	67,420
Seagate Technology Holdings plc	848	74,564
Western Digital Corp.*	918	65,334

		7,407,830

Total Information Technology		31,084,754

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Materials (0.8%)
Chemicals (0.6%)
Air Products and Chemicals, Inc.	684	$196,773
Albemarle Corp.	366	61,656
Celanese Corp.	430	65,188
CF Industries Holdings, Inc.	647	33,288
Corteva, Inc.	2,326	103,158
Dow, Inc.	2,293	145,101
DuPont de Nemours, Inc.	1,096	84,841
Eastman Chemical Co.	427	49,852
Ecolab, Inc.	787	162,099
FMC Corp.	391	42,306
International Flavors & Fragrances, Inc.	1,096	163,743
Linde plc	1,664	481,063
LyondellBasell Industries NV, Class A	952	97,932
Mosaic Co. (The)	967	30,857
PPG Industries, Inc.	751	127,497
Sherwin-Williams Co. (The)	778	211,966

		2,057,320

Construction Materials (0.0%)
Martin Marietta Materials, Inc.	189	66,492
Vulcan Materials Co.	378	65,799

		132,291

Containers & Packaging (0.1%)
Amcor plc	1,295	14,841
Avery Dennison Corp.	281	59,078
Ball Corp.	1,139	92,282
International Paper Co.	1,194	73,204
Packaging Corp. of America	317	42,928
Sealed Air Corp.	497	29,447
Westrock Co.	732	38,957

		350,737

Metals & Mining (0.1%)
Freeport-McMoRan, Inc.	3,943	146,325
Newmont Corp.	1,643	104,133
Nucor Corp.	1,001	96,026

		346,484

Total Materials		2,886,832

Real Estate (0.7%)
Equity Real Estate Investment Trusts (REITs) (0.7%)
Alexandria Real Estate Equities, Inc. (REIT)	339	61,678
American Tower Corp. (REIT)	1,350	364,689
AvalonBay Communities, Inc. (REIT)	403	84,102
Boston Properties, Inc. (REIT)	439	50,305
Crown Castle International Corp. (REIT)	1,270	247,777
Digital Realty Trust, Inc. (REIT)	619	93,135
Duke Realty Corp. (REIT)	952	45,077
Equinix, Inc. (REIT)	247	198,242
Equity Residential (REIT)	1,087	83,699
Essex Property Trust, Inc. (REIT)	216	64,802
Extra Space Storage, Inc. (REIT)	363	59,467
Federal Realty Investment Trust (REIT)	219	25,660
Healthpeak Properties, Inc. (REIT)	1,307	43,510
Host Hotels & Resorts, Inc. (REIT)*	2,219	37,923
Iron Mountain, Inc. (REIT)	781	33,052
Kimco Realty Corp. (REIT)	1,176	24,519
Mid-America Apartment Communities, Inc. (REIT)	360	60,631
Prologis, Inc. (REIT)	1,579	188,738
Public Storage (REIT)	464	139,520
Realty Income Corp. (REIT)	867	57,863
Regency Centers Corp. (REIT)	439	28,127
SBA Communications Corp. (REIT)	348	110,908
Simon Property Group, Inc. (REIT)	912	118,998
UDR, Inc. (REIT)	735	36,000
Ventas, Inc. (REIT)	1,031	58,870
Vornado Realty Trust (REIT)	549	25,622
Welltower, Inc. (REIT)	1,060	88,086
Weyerhaeuser Co. (REIT)	2,216	76,275

		2,507,275

Real Estate Management & Development (0.0%)
CBRE Group, Inc., Class A*	873	74,842

Total Real Estate		2,582,117

Utilities (0.7%)
Electric Utilities (0.5%)
Alliant Energy Corp.	644	35,909
American Electric Power Co., Inc.	1,472	124,516
Duke Energy Corp.	2,064	203,758
Edison International	931	53,830
Entergy Corp.	510	50,847
Evergy, Inc.	870	52,574
Eversource Energy	928	74,463
Exelon Corp.	2,921	129,430
FirstEnergy Corp.	1,337	49,750
NextEra Energy, Inc.	5,659	414,692
NRG Energy, Inc.	909	36,633
Pinnacle West Capital Corp.	351	28,771
PPL Corp.	2,137	59,772
Southern Co. (The)	3,092	187,097
Xcel Energy, Inc.	1,502	98,952

		1,600,994

Gas Utilities (0.0%)
Atmos Energy Corp.	378	36,329

Independent Power and Renewable Electricity Producers (0.0%)
AES Corp. (The)	2,137	55,712

Multi-Utilities (0.2%)
Ameren Corp.	690	55,228
CenterPoint Energy, Inc.	1,243	30,478
CMS Energy Corp.	873	51,577
Consolidated Edison, Inc.	970	69,568
Dominion Energy, Inc.	2,244	165,091
DTE Energy Co.	519	67,262
NiSource, Inc.	1,042	25,529
Public Service Enterprise Group, Inc.	1,579	94,330
Sempra Energy	772	102,275
WEC Energy Group, Inc.	952	84,680

		746,018

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Water Utilities (0.0%)
American Water Works Co., Inc.	561	$86,467

Total Utilities		2,525,520

Total Common Stocks (31.0%) (Cost $56,304,892)		111,909,663

EXCHANGE TRADED FUNDS (ETF):
Equity (0.1%)
iShares Core S&P Mid-Cap ETF	906	243,469
iShares MSCI EAFE ETF	869	68,547
iShares Russell 2000 ETF	184	42,204

Total Exchange Traded Funds (0.1%) (Cost $346,844)		354,220

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
U.S. Treasury Obligations (49.7%)
U.S. Treasury Notes
0.125%, 6/30/22	$10,400,000	10,402,440
0.125%, 8/31/22	3,200,000	3,200,100
1.625%, 11/15/22	7,500,000	7,651,302
0.125%, 12/31/22	5,650,000	5,645,811
0.250%, 4/15/23	9,200,000	9,204,738
0.125%, 4/30/23	4,800,000	4,791,391
0.250%, 6/15/23	9,200,000	9,201,083
1.250%, 7/31/23	2,030,400	2,071,919
0.125%, 10/15/23	650,000	647,209
0.250%, 11/15/23	1,000,000	998,363
0.125%, 12/15/23	1,650,000	1,641,251
0.125%, 2/15/24	3,500,000	3,477,785
0.250%, 3/15/24	15,650,000	15,588,829
2.375%, 8/15/24	1,705,900	1,806,154
1.250%, 8/31/24	10,778,600	11,032,878
0.375%, 4/30/25	10,292,100	10,185,013
0.250%, 6/30/25	12,750,000	12,526,877
0.250%, 8/31/25	3,650,000	3,577,837
0.375%, 11/30/25	424,600	417,095
0.375%, 12/31/25	5,750,000	5,642,721
1.625%, 2/15/26	3,669,400	3,805,259
1.625%, 5/15/26	2,944,700	3,053,776
1.500%, 8/15/26	4,353,800	4,485,344
0.625%, 3/31/27	6,725,000	6,583,614
0.500%, 6/30/27	3,075,000	2,976,549
0.625%, 12/31/27	7,500,000	7,256,272
1.125%, 2/29/28	7,700,000	7,683,617
1.250%, 3/31/28	2,298,200	2,309,272
2.875%, 8/15/28	960,000	1,068,461
2.625%, 2/15/29	1,400,000	1,536,451
2.375%, 5/15/29	3,330,600	3,596,920
1.625%, 8/15/29	2,580,000	2,641,327
1.750%, 11/15/29	1,805,700	1,865,541
0.625%, 5/15/30	1,798,800	1,683,139
0.875%, 11/15/30	3,500,000	3,332,149
1.125%, 2/15/31	640,000	622,041
1.625%, 5/15/31	4,762,400	4,841,208

Total U.S. Treasury Obligations		179,051,736

Total Long-Term Debt Securities (49.7%) (Cost $179,143,289)		179,051,736

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENT:
Investment Company (15.0%)
JPMorgan Prime Money Market Fund, IM Shares	54,136,124	54,163,192

Total Short-Term Investment (15.0%) (Cost $54,147,071)		54,163,192

Total Investments in Securities (95.8%) (Cost $289,942,096)		345,478,811
Other Assets Less Liabilities (4.2%)		15,189,016

Net Assets (100%)		$360,667,827

*	Non-income producing.

Glossary:

USD	— United States Dollar

Futures contracts outstanding as of June 30, 2021 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
MSCI EAFE E-Mini Index	451	9/2021	USD	51,957,455	(1,248,934)
Russell 2000 E-Mini Index	76	9/2021	USD	8,769,640	7,256
S&P Midcap 400 E-Mini Index	26	9/2021	USD	7,000,240	(85,853)

					(1,327,531)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2021:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$12,234,462	$—	$—	$12,234,462
Consumer Discretionary	13,671,887	—	—	13,671,887
Consumer Staples	6,458,113	—	—	6,458,113
Energy	3,017,109	—	—	3,017,109
Financials	13,071,284	—	—	13,071,284
Health Care	14,771,135	—	—	14,771,135
Industrials	9,606,450	—	—	9,606,450
Information Technology	31,084,754	—	—	31,084,754
Materials	2,886,832	—	—	2,886,832
Real Estate	2,582,117	—	—	2,582,117
Utilities	2,525,520	—	—	2,525,520
Exchange Traded Funds	354,220	—	—	354,220
Futures	7,256	—	—	7,256
Short-Term Investment
Investment Company	54,163,192	—	—	54,163,192
U.S. Treasury Obligations	—	179,051,736	—	179,051,736

Total Assets	$166,434,331	$179,051,736	$—	$345,486,067

Liabilities:
Futures	$(1,334,787)	$—	$—	$(1,334,787)

Total Liabilities	$(1,334,787)	$—	$—	$(1,334,787)

Total	$165,099,544	$179,051,736	$—	$344,151,280

Fair Values of Derivative Instruments as of June 30, 2021:

	Statement of Assets and Liabilities
Derivatives Contracts^	Asset Derivatives	Fair Value
Equity contracts	Receivables, Net assets – Unrealized appreciation	$7,256	*

Total		$7,256

	Liability Derivatives
Equity contracts	Payables, Net assets – Unrealized depreciation	$(1,334,787	)*

Total		$(1,334,787)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2021:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$7,930,982	$7,930,982

Total	$7,930,982	$7,930,982

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$(2,834,502)	$(2,834,502)

Total	$(2,834,502)	$(2,834,502)

^ This Portfolio held futures contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

The Portfolio held futures contracts with an average notional balance of approximately $70,166,000 during the six months ended June 30, 2021.

Investment security transactions for the six months ended June 30, 2021 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$1,048,978
Long-term U.S. government debt securities	108,214,881

$109,263,859

Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$10,030,918
Long-term U.S. government debt securities	96,389,990

$106,420,908

As of June 30, 2021, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$57,360,088
Aggregate gross unrealized depreciation	(4,608,152)

Net unrealized appreciation	$52,751,936

Federal income tax cost of investments in securities and derivative instruments, if applicable	$291,399,344

For the six months ended June 30, 2021, the Portfolio incurred approximately $17 as brokerage commissions with Invesco Capital Markets, Inc., an affiliated broker/dealer.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE ALLOCATION PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2021 (Unaudited)

ASSETS
Investments in Securities, at value (Cost $289,942,096)	$345,478,811
Cash	8,765,035
Cash held as collateral at broker for futures	5,985,500
Receivable for securities sold	831,299
Dividends, interest and other receivables	358,985
Receivable for Portfolio shares sold	24,564
Other assets	3,960

Total assets	361,448,154

LIABILITIES
Due to broker for futures variation margin	382,475
Investment management fees payable	229,556
Distribution fees payable – Class IB	74,021
Administrative fees payable	34,839
Payable for Portfolio shares redeemed	1,462
Accrued expenses	57,974

Total liabilities	780,327

NET ASSETS	$360,667,827

Net assets were comprised of:
Paid in capital	$301,665,836
Total distributable earnings (loss)	59,001,991

Net assets	$360,667,827

Class IB
Net asset value, offering and redemption price per share, $360,667,827 / 29,643,035 shares outstanding (unlimited amount authorized: $0.01 par value)	$12.17

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2021 (Unaudited)

INVESTMENT INCOME
Dividends (net of $305 foreign withholding tax)	$842,055
Interest	548,071

Total income	1,390,126

EXPENSES
Investment management fees	1,399,380
Distribution fees – Class IB	437,305
Administrative fees	208,387
Professional fees	29,885
Printing and mailing expenses	19,283
Custodian fees	12,902
Trustees’ fees	4,479
Miscellaneous	4,334

Gross expenses	2,115,955
Less: Waiver from investment manager	(51,429)

Net expenses	2,064,526

NET INVESTMENT INCOME (LOSS)	(674,400)

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	4,326,458
Futures contracts	7,930,982

Net realized gain (loss)	12,257,440

Change in unrealized appreciation (depreciation) on:
Investments in securities	8,126,246
Futures contracts	(2,834,502)

Net change in unrealized appreciation (depreciation)	5,291,744

NET REALIZED AND UNREALIZED GAIN (LOSS)	17,549,184

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$16,874,784

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE ALLOCATION PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31, 2020
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(674,400)	$573,647
Net realized gain (loss)	12,257,440	9,359,641
Net change in unrealized appreciation (depreciation)	5,291,744	17,188,951

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	16,874,784	27,122,239

Distributions to shareholders:
Class IB	—	(15,583,946)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 618,405 and 2,155,055 shares, respectively ]	7,373,922	24,292,666
Capital shares issued in reinvestment of dividends and distributions [ 0 and 1,359,395 shares, respectively ]	—	15,583,946
Capital shares repurchased [ (702,726) and (1,071,246) shares, respectively ]	(8,376,291)	(12,151,115)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(1,002,369)	27,725,497

TOTAL INCREASE (DECREASE) IN NET ASSETS	15,872,415	39,263,790
NET ASSETS:
Beginning of period	344,795,412	305,531,622

End of period	$360,667,827	$344,795,412

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31,
Class IB			2020		2019		2018		2017		2016
Net asset value, beginning of period	$11.60		$11.20		$9.89		$10.53		$9.95		$9.64

Income (loss) from investment operations:
Net investment income (loss) (e)	(0.02)		0.02		0.11		0.09		0.03		—	#
Net realized and unrealized gain (loss)	0.59		0.93		1.31		(0.61)		0.94		0.31

Total from investment operations	0.57		0.95		1.42		(0.52)		0.97		0.31

Less distributions:
Dividends from net investment income	—		(0.02)		(0.11)		(0.08)		(0.03)		—	#
Distributions from net realized gains	—		(0.53)		—		(0.04)		(0.36)		—

Total dividends and distributions	—		(0.55)		(0.11)		(0.12)		(0.39)		—	#

Net asset value, end of period	$12.17		$11.60		$11.20		$9.89		$10.53		$9.95

Total return (b)	4.91%		8.53%		14.35%		(4.95)%		9.75%		3.26%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$360,668		$344,795		$305,532		$251,964		$231,464		$160,823
Ratio of expenses to average net assets:
After waivers (a)(f)	1.18	%(j)	1.18	%(j)	1.17	%(j)	1.17	%(j)	1.20	%(k)	1.23	%(m)
Before waivers (a)(f)	1.21%		1.22%		1.22%		1.22%		1.23%		1.27%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	(0.39)%		0.18%		1.04%		0.85%		0.31%		0.05%
Before waivers (a)(f)	(0.41)%		0.13%		0.99%		0.80%		0.29%		—	%‡‡
Portfolio turnover rate^	38	%(z)	90%		76%		90%		78%		378%

Class K	January 1, 2016 to February 21, 2016‡
Net asset value, beginning of period	$9.64

Income (loss) from investment operations:
Net investment income (loss) (e)	— #
Net realized and unrealized gain (loss)	(0.22)

Total from investment operations	(0.22)

Net asset value, end of period	$9.42

Total return (b)	(2.28)%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$—
Ratio of expenses to average net assets:
After waivers (a)(f)	0.98%
Before waivers (a)(f)	1.10%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	0.37%
Before waivers (a)(f)	0.25%
Portfolio turnover rate^	378%
‡	After the close of business on February 21, 2016, operations for Class K ceased and shares of seed capital were fully redeemed. The shares are no longer operational, but are still registered.
‡‡	Amount is less than 0.005%.
#	Per share amount is less than $0.005.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.20% for Class IB.
(k)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.23% for Class IB.
(m)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.25% for Class IB.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

EQ/INVESCO MODERATE GROWTH ALLOCATION PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2021	% of Net Assets
Investment Company	21.3%
Financials	17.6
Information Technology	13.2
Health Care	8.9
Communication Services	7.6
Consumer Discretionary	6.4
Industrials	6.2
Consumer Staples	4.8
Energy	4.1
Utilities	3.5
Real Estate	1.9
Materials	1.3
Exchange Traded Funds	0.9
Asset-Backed Securities	0.1
Cash and Other	2.2

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2021 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/21	Ending Account Value 6/30/21	Expenses Paid During Period* 1/1/21 - 6/30/21
Class IB
Actual	$1,000.00	$1,063.00	$5.99
Hypothetical (5% average annual return before expenses)	1,000.00	1,018.99	5.86
Class K†
Actual	1,000.00	1,010.50	2.04
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.25	4.59

† Class K ceased operations after the close of business on March 22, 2021.

* Expenses are equal to the Portfolio’s Class IB and Class K shares annualized expense ratio of 1.17% and 0.92%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 for Class IB and the hypothetical example for all classes (to reflect the one-half year period) and multiplied by 81/365 for Class K (to reflect the actual number of days the Class was in operation in the period).

EQ ADVISORS TRUST

EQ/INVESCO MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (4.0%)
Diversified Telecommunication Services (0.5%)
AT&T, Inc.	5,721	$164,650
Lumen Technologies, Inc.	806	10,953
Verizon Communications, Inc.	3,222	180,529

		356,132

Entertainment (0.7%)
Activision Blizzard, Inc.	600	57,264
Electronic Arts, Inc.	240	34,519
Live Nation Entertainment, Inc.*	120	10,511
Netflix, Inc.*	342	180,648
Take-Two Interactive Software, Inc.*	76	13,453
Walt Disney Co. (The)*	1,400	246,078

		542,473

Interactive Media & Services (2.3%)
Alphabet, Inc., Class A*	234	571,379
Alphabet, Inc., Class C*	240	601,517
Facebook, Inc., Class A*	1,880	653,695
Twitter, Inc.*	612	42,111

		1,868,702

Media (0.5%)
Charter Communications, Inc., Class A*	126	90,903
Comcast Corp., Class A	3,538	201,737
Discovery, Inc., Class A*	147	4,510
Discovery, Inc., Class C*	243	7,042
DISH Network Corp., Class A*	185	7,733
Fox Corp., Class A	255	9,468
Fox Corp., Class B	135	4,752
Interpublic Group of Cos., Inc. (The)	284	9,227
News Corp., Class A	298	7,679
News Corp., Class B	185	4,505
Omnicom Group, Inc.	164	13,119
ViacomCBS, Inc.	401	18,125

		378,800

Wireless Telecommunication Services (0.0%)
T-Mobile US, Inc.*	249	36,063

Total Communication Services		3,182,170

Consumer Discretionary (4.4%)
Auto Components (0.0%)
Aptiv plc*	211	33,197
BorgWarner, Inc.	161	7,815

		41,012

Automobiles (0.6%)
Ford Motor Co.*	3,084	45,828
General Motors Co.*	957	56,626
Tesla, Inc.*	600	407,820

		510,274

Distributors (0.1%)
Genuine Parts Co.	120	15,176
LKQ Corp.*	260	12,797
Pool Corp.	36	16,512

		44,485

Hotels, Restaurants & Leisure (0.7%)
Booking Holdings, Inc.*	36	78,771
Caesars Entertainment, Inc.*	149	15,459
Carnival Corp.*	325	8,567
Chipotle Mexican Grill, Inc.*	27	41,859
Darden Restaurants, Inc.	97	14,161
Domino’s Pizza, Inc.	33	15,394
Expedia Group, Inc.*	100	16,371
Hilton Worldwide Holdings, Inc.*	234	28,225
Las Vegas Sands Corp.*	269	14,174
Marriott International, Inc., Class A*	214	29,215
McDonald’s Corp.	591	136,515
MGM Resorts International	436	18,595
Norwegian Cruise Line Holdings Ltd.*	167	4,912
Penn National Gaming, Inc.*	126	9,638
Royal Caribbean Cruises Ltd.*	129	11,001
Starbucks Corp.	940	105,102
Wynn Resorts Ltd.*	76	9,295
Yum! Brands, Inc.	243	27,952

		585,206

Household Durables (0.2%)
DR Horton, Inc.	269	24,309
Garmin Ltd.	120	17,357
Leggett & Platt, Inc.	100	5,181
Lennar Corp., Class A	234	23,248
Mohawk Industries, Inc.*	47	9,033
Newell Brands, Inc.	319	8,763
NVR, Inc.*	3	14,920
PulteGroup, Inc.	211	11,514
Whirlpool Corp.	53	11,555

		125,880

Internet & Direct Marketing Retail (1.5%)
Amazon.com, Inc.*	328	1,128,373
eBay, Inc.	632	44,373
Etsy, Inc.*	91	18,731

		1,191,477

Leisure Products (0.0%)
Hasbro, Inc.	91	8,601

Multiline Retail (0.2%)
Dollar General Corp.	211	45,658
Dollar Tree, Inc.*	184	18,308
Target Corp.	395	95,488

		159,454

Specialty Retail (0.8%)
Advance Auto Parts, Inc.	53	10,872
AutoZone, Inc.*	27	40,290
Best Buy Co., Inc.	167	19,202
CarMax, Inc.*	129	16,660
Gap, Inc. (The)	123	4,139
Home Depot, Inc. (The)	858	273,608
L Brands, Inc.	234	16,862
Lowe’s Cos., Inc.	612	118,710
O’Reilly Automotive, Inc.*	65	36,804
Ross Stores, Inc.	284	35,216
TJX Cos., Inc. (The)	943	63,577
Tractor Supply Co.	91	16,931
Ulta Beauty, Inc.*	47	16,251

		669,122

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Textiles, Apparel & Luxury Goods (0.3%)
Hanesbrands, Inc.	266	$4,966
NIKE, Inc., Class B	972	150,164
PVH Corp.*	68	7,316
Ralph Lauren Corp.	47	5,537
Tapestry, Inc.*	234	10,174
Under Armour, Inc., Class A*	202	4,273
Under Armour, Inc., Class C*	111	2,061
VF Corp.	243	19,936

		204,427

Total Consumer Discretionary		3,539,938

Consumer Staples (2.1%)
Beverages (0.5%)
Brown-Forman Corp., Class B	129	9,667
Coca-Cola Co. (The)	3,005	162,601
Constellation Brands, Inc., Class A	126	29,470
Molson Coors Beverage Co., Class B*	147	7,892
Monster Beverage Corp.*	293	26,766
PepsiCo, Inc.	1,089	161,357

		397,753

Food & Staples Retailing (0.5%)
Costco Wholesale Corp.	342	135,319
Kroger Co. (The)	650	24,902
Sysco Corp.	386	30,011
Walgreens Boots Alliance, Inc.	600	31,566
Walmart, Inc.	1,104	155,686

		377,484

Food Products (0.3%)
Archer-Daniels-Midland Co.	454	27,512
Campbell Soup Co.	138	6,291
Conagra Brands, Inc.	386	14,043
General Mills, Inc.	486	29,612
Hershey Co. (The)	117	20,379
Hormel Foods Corp.	211	10,075
J M Smucker Co. (The)	100	12,957
Kellogg Co.	211	13,574
Kraft Heinz Co. (The)	509	20,757
Lamb Weston Holdings, Inc.	109	8,792
McCormick & Co., Inc. (Non-Voting)	193	17,046
Mondelez International, Inc., Class A	1,133	70,745
Tyson Foods, Inc., Class A	240	17,702

		269,485

Household Products (0.5%)
Church & Dwight Co., Inc.	199	16,959
Clorox Co. (The)	100	17,991
Colgate-Palmolive Co.	662	53,854
Kimberly-Clark Corp.	260	34,783
Procter & Gamble Co. (The)	1,962	264,732

		388,319

Personal Products (0.1%)
Estee Lauder Cos., Inc. (The), Class A	176	55,982

Tobacco (0.2%)
Altria Group, Inc.	1,455	69,375
Philip Morris International, Inc.	1,212	120,121

		189,496

Total Consumer Staples		1,678,519

Energy (1.0%)
Energy Equipment & Services (0.1%)
Baker Hughes Co.	550	12,579
Halliburton Co.	703	16,253
NOV, Inc.*	304	4,657
Schlumberger NV	1,057	33,835

		67,324

Oil, Gas & Consumable Fuels (0.9%)
APA Corp.	284	6,143
Cabot Oil & Gas Corp.	325	5,675
Chevron Corp.	1,529	160,147
ConocoPhillips	1,113	67,782
Devon Energy Corp.	296	8,640
Diamondback Energy, Inc.	123	11,549
EOG Resources, Inc.	454	37,882
Exxon Mobil Corp.	3,318	209,299
Hess Corp.	217	18,948
Kinder Morgan, Inc.	1,514	27,600
Marathon Oil Corp.	703	9,575
Marathon Petroleum Corp.	515	31,116
Occidental Petroleum Corp.	676	21,139
ONEOK, Inc.	316	17,582
Phillips 66	342	29,350
Pioneer Natural Resources Co.	129	20,965
Valero Energy Corp.	333	26,001
Williams Cos., Inc. (The)	972	25,807

		735,200

Total Energy		802,524

Financials (4.1%)
Banks (1.6%)
Bank of America Corp.	6,591	271,747
Citigroup, Inc.	1,775	125,581
Citizens Financial Group, Inc.	348	15,963
Comerica, Inc.	126	8,989
Fifth Third Bancorp	568	21,715
First Republic Bank	138	25,829
Huntington Bancshares, Inc.	858	12,244
JPMorgan Chase & Co.	2,513	390,872
KeyCorp	796	16,437
M&T Bank Corp.	100	14,531
People’s United Financial, Inc.	372	6,376
PNC Financial Services Group, Inc. (The)	351	66,957
Regions Financial Corp.	749	15,115
SVB Financial Group*	44	24,483
Truist Financial Corp.	1,080	59,940
US Bancorp	1,133	64,547
Wells Fargo & Co.	3,128	141,667
Zions Bancorp NA	135	7,136

		1,290,129

Capital Markets (1.0%)
Ameriprise Financial, Inc.	100	24,888
Bank of New York Mellon Corp. (The)	667	34,170
BlackRock, Inc.	97	84,872
Cboe Global Markets, Inc.	97	11,548
Charles Schwab Corp. (The)	905	65,893
CME Group, Inc.	272	57,849
Franklin Resources, Inc.	225	7,198
Goldman Sachs Group, Inc. (The)	246	93,364
Intercontinental Exchange, Inc.	454	53,890
MarketAxess Holdings, Inc.	36	16,689
Moody’s Corp.	126	45,659
Morgan Stanley	1,180	108,194
MSCI, Inc.	68	36,249
Nasdaq, Inc.	79	13,888
Northern Trust Corp.	164	18,962
Raymond James Financial, Inc.	100	12,990
S&P Global, Inc.	190	77,986

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
State Street Corp.	284	$23,368
T. Rowe Price Group, Inc.	184	36,426

		824,083

Consumer Finance (0.3%)
American Express Co.	515	85,094
Capital One Financial Corp.	372	57,545
Discover Financial Services	249	29,454
Synchrony Financial	462	22,416

		194,509

Diversified Financial Services (0.5%)
Berkshire Hathaway, Inc., Class B*	1,534	426,329

Insurance (0.7%)
Aflac, Inc.	580	31,123
Allstate Corp. (The)	249	32,480
American International Group, Inc.	662	31,511
Aon plc, Class A	190	45,364
Arthur J Gallagher & Co.	141	19,751
Assurant, Inc.	53	8,278
Chubb Ltd.	360	57,218
Cincinnati Financial Corp.	106	12,362
Everest Re Group Ltd.	21	5,292
Globe Life, Inc.	91	8,668
Hartford Financial Services Group, Inc. (The)	290	17,971
Lincoln National Corp.	167	10,494
Loews Corp.	199	10,875
Marsh & McLennan Cos., Inc.	401	56,413
MetLife, Inc.	626	37,466
Principal Financial Group, Inc.	190	12,006
Progressive Corp. (The)	439	43,114
Prudential Financial, Inc.	316	32,381
Travelers Cos., Inc. (The)	211	31,589
Unum Group	147	4,175
W R Berkley Corp.	138	10,271
Willis Towers Watson plc	100	23,002

		541,804

Total Financials		3,276,854

Health Care (4.7%)
Biotechnology (0.6%)
AbbVie, Inc.	1,385	156,006
Alexion Pharmaceuticals, Inc.*	184	33,803
Amgen, Inc.	462	112,613
Biogen, Inc.*	141	48,824
Gilead Sciences, Inc.	972	66,932
Incyte Corp.*	138	11,610
Regeneron Pharmaceuticals, Inc.*	65	36,305
Vertex Pharmaceuticals, Inc.*	199	40,124

		506,217

Health Care Equipment & Supplies (1.3%)
Abbott Laboratories	1,394	161,606
ABIOMED, Inc.*	36	11,236
Align Technology, Inc.*	65	39,715
Baxter International, Inc.	401	32,280
Becton Dickinson and Co.	214	52,043
Boston Scientific Corp.*	1,113	47,592
Cooper Cos., Inc. (The)	44	17,436
Danaher Corp.	503	134,985
Dentsply Sirona, Inc.	199	12,589
Dexcom, Inc.*	71	30,317
Edwards Lifesciences Corp.*	497	51,474
Hologic, Inc.*	217	14,478
IDEXX Laboratories, Inc.*	76	47,998
Intuitive Surgical, Inc.*	97	89,205
Medtronic plc	1,057	131,205
ResMed, Inc.	117	28,843
STERIS plc	68	14,028
Stryker Corp.	249	64,673
Teleflex, Inc.	44	17,679
West Pharmaceutical Services, Inc.	56	20,110
Zimmer Biomet Holdings, Inc.	152	24,445

		1,043,937

Health Care Providers & Services (1.0%)
AmerisourceBergen Corp.	120	13,739
Anthem, Inc.	199	75,978
Cardinal Health, Inc.	249	14,215
Centene Corp.*	468	34,131
Cigna Corp.	307	72,781
CVS Health Corp.	1,016	84,775
DaVita, Inc.*	76	9,153
HCA Healthcare, Inc.	214	44,242
Henry Schein, Inc.*	100	7,419
Humana, Inc.	106	46,928
Laboratory Corp. of America Holdings*	76	20,965
McKesson Corp.	141	26,965
Quest Diagnostics, Inc.	100	13,197
UnitedHealth Group, Inc.	746	298,728
Universal Health Services, Inc., Class B	65	9,518

		772,734

Health Care Technology (0.0%)
Cerner Corp.	249	19,462

Life Sciences Tools & Services (0.5%)
Agilent Technologies, Inc.	243	35,918
Bio-Rad Laboratories, Inc., Class A*	18	11,597
Charles River Laboratories International, Inc.*	41	15,167
Illumina, Inc.*	117	55,366
IQVIA Holdings, Inc.*	141	34,167
Mettler-Toledo International, Inc.*	21	29,092
PerkinElmer, Inc.	100	15,441
Thermo Fisher Scientific, Inc.	316	159,412
Waters Corp.*	65	22,465

		378,625

Pharmaceuticals (1.3%)
Bristol-Myers Squibb Co.	1,836	122,681
Catalent, Inc.*	123	13,299
Eli Lilly and Co.	656	150,565
Johnson & Johnson	2,059	339,200
Merck & Co., Inc.	2,015	156,706
Organon & Co.*	199	6,022
Perrigo Co. plc	120	5,502
Pfizer, Inc.	4,338	169,876
Viatris, Inc.	972	13,890
Zoetis, Inc.	363	67,649

		1,045,390

Total Health Care		3,766,365

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Industrials (3.1%)
Aerospace & Defense (0.6%)
Boeing Co. (The)*	415	$99,417
General Dynamics Corp.	184	34,640
Howmet Aerospace, Inc.*	298	10,272
Huntington Ingalls Industries, Inc.	30	6,323
L3Harris Technologies, Inc.	176	38,042
Lockheed Martin Corp.	199	75,292
Northrop Grumman Corp.	126	45,792
Raytheon Technologies Corp.	1,133	96,656
Teledyne Technologies, Inc.*	41	17,172
Textron, Inc.	176	12,104
TransDigm Group, Inc.*	41	26,539

		462,249

Air Freight & Logistics (0.2%)
CH Robinson Worldwide, Inc.	117	10,959
Expeditors International of Washington, Inc.	138	17,471
FedEx Corp.	190	56,683
United Parcel Service, Inc., Class B	550	114,383

		199,496

Airlines (0.1%)
Alaska Air Group, Inc.*	94	5,669
American Airlines Group, Inc.*	336	7,126
Delta Air Lines, Inc.*	454	19,640
Southwest Airlines Co.*	363	19,272
United Airlines Holdings, Inc.*	185	9,674

		61,381

Building Products (0.2%)
A O Smith Corp.	126	9,079
Allegion plc	76	10,587
Carrier Global Corp.	632	30,715
Fortune Brands Home & Security, Inc.	103	10,260
Johnson Controls International plc	629	43,168
Masco Corp.	234	13,785
Trane Technologies plc	190	34,987

		152,581

Commercial Services & Supplies (0.1%)
Cintas Corp.	65	24,830
Copart, Inc.*	147	19,379
Republic Services, Inc.	167	18,371
Rollins, Inc.	164	5,609
Waste Management, Inc.	298	41,753

		109,942

Construction & Engineering (0.0%)
Quanta Services, Inc.	100	9,057

Electrical Equipment (0.2%)
AMETEK, Inc.	190	25,365
Eaton Corp. plc	336	49,788
Emerson Electric Co.	462	44,463
Generac Holdings, Inc.*	47	19,512
Rockwell Automation, Inc.	97	27,744

		166,872

Industrial Conglomerates (0.4%)
3M Co.	439	87,198
General Electric Co.	6,904	92,928
Honeywell International, Inc.	562	123,275
Roper Technologies, Inc.	76	35,735

		339,136

Machinery (0.6%)
Caterpillar, Inc.	439	95,540
Cummins, Inc.	129	31,451
Deere & Co.	246	86,767
Dover Corp.	120	18,072
Fortive Corp.	243	16,947
IDEX Corp.	68	14,963
Illinois Tool Works, Inc.	228	50,972
Ingersoll Rand, Inc.*	164	8,005
Otis Worldwide Corp.	319	26,085
PACCAR, Inc.	269	24,008
Parker-Hannifin Corp.	100	30,711
Pentair plc	152	10,258
Snap-on, Inc.	44	9,831
Stanley Black & Decker, Inc.	126	25,829
Westinghouse Air Brake Technologies Corp.	147	12,098
Xylem, Inc.	147	17,634

		479,171

Professional Services (0.2%)
Equifax, Inc.	97	23,232
IHS Markit Ltd.	328	36,952
Jacobs Engineering Group, Inc.	106	14,143
Leidos Holdings, Inc.	100	10,110
Nielsen Holdings plc	307	7,574
Robert Half International, Inc.	106	9,431
Verisk Analytics, Inc.	126	22,015

		123,457

Road & Rail (0.4%)
CSX Corp.	1,887	60,535
JB Hunt Transport Services, Inc.	76	12,384
Kansas City Southern	91	25,787
Norfolk Southern Corp.	211	56,002
Old Dominion Freight Line, Inc.	94	23,857
Union Pacific Corp.	550	120,961

		299,526

Trading Companies & Distributors (0.1%)
Fastenal Co.	439	22,828
United Rentals, Inc.*	65	20,736
WW Grainger, Inc.	36	15,768

		59,332

Total Industrials		2,462,200

Information Technology (10.0%)
Communications Equipment (0.3%)
Arista Networks, Inc.*	47	17,029
Cisco Systems, Inc.	3,310	175,430
F5 Networks, Inc.*	47	8,773
Juniper Networks, Inc.	243	6,646
Motorola Solutions, Inc.	126	27,323

		235,201

Electronic Equipment, Instruments & Components (0.2%)
Amphenol Corp., Class A	459	31,400
CDW Corp.	117	20,434

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Corning, Inc.	609	$24,908
IPG Photonics Corp.*	30	6,323
Keysight Technologies, Inc.*	141	21,772
TE Connectivity Ltd.	266	35,966
Trimble, Inc.*	182	14,893
Zebra Technologies Corp., Class A*	41	21,709

		177,405

IT Services (1.8%)
Accenture plc, Class A	492	145,037
Akamai Technologies, Inc.*	141	16,441
Automatic Data Processing, Inc.	342	67,928
Broadridge Financial Solutions, Inc.	76	12,276
Cognizant Technology Solutions Corp., Class A	439	30,405
DXC Technology Co.*	225	8,761
Fidelity National Information Services, Inc.	480	68,002
Fiserv, Inc.*	439	46,925
FleetCor Technologies, Inc.*	76	19,461
Gartner, Inc.*	76	18,407
Global Payments, Inc.	234	43,884
International Business Machines Corp.	679	99,535
Jack Henry & Associates, Inc.	65	10,628
Mastercard, Inc., Class A	697	254,468
Paychex, Inc.	243	26,074
PayPal Holdings, Inc.*	922	268,744
VeriSign, Inc.*	76	17,304
Visa, Inc., Class A	1,344	314,254
Western Union Co. (The)	334	7,672

		1,476,206

Semiconductors & Semiconductor Equipment (2.1%)
Advanced Micro Devices, Inc.*	823	77,304
Analog Devices, Inc.	290	49,926
Applied Materials, Inc.	703	100,107
Broadcom, Inc.	316	150,681
Enphase Energy, Inc.*	97	17,812
Intel Corp.	3,485	195,648
KLA Corp.	126	40,851
Lam Research Corp.	117	76,132
Maxim Integrated Products, Inc.*	220	23,179
Microchip Technology, Inc.	176	26,354
Micron Technology, Inc.*	858	72,913
Monolithic Power Systems, Inc.	36	13,444
NVIDIA Corp.	480	384,048
NXP Semiconductors NV	222	45,670
Qorvo, Inc.*	100	19,565
QUALCOMM, Inc.	957	136,784
Skyworks Solutions, Inc.	138	26,462
Teradyne, Inc.	138	18,487
Texas Instruments, Inc.	735	141,341
Xilinx, Inc.	199	28,783

		1,645,491

Software (3.2%)
Adobe, Inc.*	380	222,543
ANSYS, Inc.*	68	23,600
Autodesk, Inc.*	167	48,747
Cadence Design Systems, Inc.*	225	30,785
Citrix Systems, Inc.	100	11,727
Fortinet, Inc.*	100	23,819
Intuit, Inc.	199	97,544
Microsoft Corp.	5,990	1,622,691
NortonLifeLock, Inc.	454	12,358
Oracle Corp.	1,719	133,807
Paycom Software, Inc.*	41	14,902
PTC, Inc.*	79	11,160
salesforce.com, Inc.*	679	165,859
ServiceNow, Inc.*	167	91,775
Synopsys, Inc.*	120	33,095
Tyler Technologies, Inc.*	33	14,928

		2,559,340

Technology Hardware, Storage & Peripherals (2.4%)
Apple, Inc.	13,302	1,821,842
Hewlett Packard Enterprise Co.	1,016	14,813
HP, Inc.	1,189	35,896
NetApp, Inc.	190	15,546
Seagate Technology Holdings plc	184	16,179
Western Digital Corp.*	240	17,081

		1,921,357

Total Information Technology		8,015,000

Materials (1.0%)
Chemicals (0.7%)
Air Products and Chemicals, Inc.	176	50,632
Albemarle Corp.	100	16,846
Celanese Corp.	100	15,160
CF Industries Holdings, Inc.	185	9,518
Corteva, Inc.	621	27,541
Dow, Inc.	574	36,323
DuPont de Nemours, Inc.	278	21,520
Eastman Chemical Co.	109	12,726
Ecolab, Inc.	199	40,988
FMC Corp.	100	10,820
International Flavors & Fragrances, Inc.	313	46,762
Linde plc	415	119,976
LyondellBasell Industries NV, Class A	211	21,706
Mosaic Co. (The)	307	9,796
PPG Industries, Inc.	190	32,256
Sherwin-Williams Co. (The)	199	54,218

		526,788

Construction Materials (0.1%)
Martin Marietta Materials, Inc.	47	16,535
Vulcan Materials Co.	100	17,407

		33,942

Containers & Packaging (0.1%)
Amcor plc	1,283	14,703
Avery Dennison Corp.	68	14,296
Ball Corp.	249	20,174
International Paper Co.	290	17,780
Packaging Corp. of America	76	10,292
Sealed Air Corp.	100	5,925
Westrock Co.	220	11,709

		94,879

Metals & Mining (0.1%)
Freeport-McMoRan, Inc.	1,221	45,311
Newmont Corp.	629	39,866
Nucor Corp.	234	22,448

		107,625

Total Materials		763,234

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Real Estate (0.9%)
Equity Real Estate Investment Trusts (REITs) (0.9%)
Alexandria Real Estate Equities, Inc. (REIT)	97	$17,648
American Tower Corp. (REIT)	342	92,388
AvalonBay Communities, Inc. (REIT)	117	24,417
Boston Properties, Inc. (REIT)	106	12,146
Crown Castle International Corp. (REIT)	322	62,822
Digital Realty Trust, Inc. (REIT)	152	22,870
Duke Realty Corp. (REIT)	298	14,110
Equinix, Inc. (REIT)	68	54,577
Equity Residential (REIT)	284	21,868
Essex Property Trust, Inc. (REIT)	53	15,900
Extra Space Storage, Inc. (REIT)	97	15,891
Federal Realty Investment Trust (REIT)	65	7,616
Healthpeak Properties, Inc. (REIT)	401	13,349
Host Hotels & Resorts, Inc. (REIT)*	621	10,613
Iron Mountain, Inc. (REIT)	243	10,284
Kimco Realty Corp. (REIT)	298	6,213
Mid-America Apartment Communities, Inc. (REIT)	97	16,337
Prologis, Inc. (REIT)	503	60,124
Public Storage (REIT)	117	35,181
Realty Income Corp. (REIT)	249	16,618
Regency Centers Corp. (REIT)	123	7,881
SBA Communications Corp. (REIT)	76	24,221
Simon Property Group, Inc. (REIT)	240	31,315
UDR, Inc. (REIT)	211	10,335
Ventas, Inc. (REIT)	284	16,216
Vornado Realty Trust (REIT)	135	6,300
Welltower, Inc. (REIT)	307	25,512
Weyerhaeuser Co. (REIT)	568	19,551

		672,303

Real Estate Management & Development (0.0%)
CBRE Group, Inc., Class A*	272	23,319

Total Real Estate		695,622

Utilities (0.9%)
Electric Utilities (0.6%)
Alliant Energy Corp.	199	11,096
American Electric Power Co., Inc.	392	33,159
Duke Energy Corp.	562	55,481
Edison International	284	16,421
Entergy Corp.	152	15,154
Evergy, Inc.	199	12,026
Eversource Energy	243	19,498
Exelon Corp.	767	33,986
FirstEnergy Corp.	424	15,777
NextEra Energy, Inc.	1,537	112,631
NRG Energy, Inc.	199	8,020
Pinnacle West Capital Corp.	94	7,705
PPL Corp.	559	15,635
Southern Co. (The)	811	49,074
Xcel Energy, Inc.	415	27,340

		433,003

Gas Utilities (0.0%)
Atmos Energy Corp.	97	9,323

Independent Power and Renewable Electricity Producers (0.0%)
AES Corp. (The)	492	12,826

Multi-Utilities (0.3%)
Ameren Corp.	190	15,208
CenterPoint Energy, Inc.	418	10,249
CMS Energy Corp.	228	13,470
Consolidated Edison, Inc.	266	19,077
Dominion Energy, Inc.	629	46,276
DTE Energy Co.	147	19,051
NiSource, Inc.	293	7,178
Public Service Enterprise Group, Inc.	386	23,060
Sempra Energy	220	29,146
WEC Energy Group, Inc.	243	21,615

		204,330

Water Utilities (0.0%)
American Water Works Co., Inc.	138	21,270

Total Utilities		680,752

Total Common Stocks (36.2%) (Cost $20,871,651)		28,863,178

EXCHANGE TRADED FUNDS (ETF):
Equity (0.9%)
iShares Core S&P 500 ETF	1,449	622,954
iShares Core S&P Mid-Cap ETF	54	14,511
iShares MSCI EAFE ETF	478	37,705
iShares Russell 2000 ETF	81	18,579

Total Exchange Traded Funds (0.9%) (Cost $434,209)		693,749

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed Security (0.1%)
United Airlines Pass-Through Trust, Class A Series 2020-1 A 5.875%, 10/15/27	$95,165	105,824

Corporate Bonds (39.3%)
Communication Services (3.6%)
Diversified Telecommunication Services (1.6%)
AT&T, Inc.
4.350%, 3/1/29	100,000	115,419
4.300%, 2/15/30	300,000	347,695
Verizon Communications, Inc.
4.125%, 3/16/27	100,000	113,378
4.329%, 9/21/28	200,000	232,249
4.016%, 12/3/29	95,000	108,834
3.150%, 3/22/30	125,000	132,669
2.550%, 3/21/31	200,000	204,615

		1,254,859

Entertainment (0.3%)
Walt Disney Co. (The)
2.000%, 9/1/29	110,000	110,785
2.650%, 1/13/31	150,000	157,544

		268,329

Interactive Media & Services (0.1%)
Alphabet, Inc.
1.100%, 8/15/30	100,000	94,855

Media (0.9%)
Charter Communications Operating LLC
2.800%, 4/1/31	125,000	127,907

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Principal Amount	Value (Note 1)
Comcast Corp.
4.150%, 10/15/28	$190,000	$220,523
3.400%, 4/1/30	225,000	248,648
Discovery Communications LLC
3.950%, 3/20/28	86,000	95,667
ViacomCBS, Inc.
2.900%, 1/15/27	35,000	37,161

		729,906

Wireless Telecommunication Services (0.7%)
T-Mobile USA, Inc.
3.750%, 4/15/27	70,000	77,070
3.875%, 4/15/30	320,000	356,493
Vodafone Group plc
4.375%, 5/30/28	80,000	93,166

		526,729

Total Communication Services		2,874,678

Consumer Discretionary (2.0%)
Automobiles (0.2%)
General Motors Co.
5.000%, 10/1/28	175,000	205,081

Hotels, Restaurants & Leisure (0.8%)
Booking Holdings, Inc.
4.625%, 4/13/30	75,000	89,669
Expedia Group, Inc.
3.250%, 2/15/30	40,000	41,826
Marriott International, Inc. Series FF
4.625%, 6/15/30	54,000	62,257
McDonald’s Corp.
2.625%, 9/1/29	150,000	157,910
2.125%, 3/1/30	75,000	75,874
Starbucks Corp.
3.550%, 8/15/29	170,000	190,721

		618,257

Internet & Direct Marketing Retail (0.2%)
Amazon.com, Inc.
3.150%, 8/22/27	125,000	137,820

Specialty Retail (0.7%)
Home Depot, Inc. (The)
3.900%, 12/6/28	175,000	203,429
2.950%, 6/15/29	50,000	54,502
Lowe’s Cos., Inc.
1.700%, 10/15/30	125,000	119,870
2.625%, 4/1/31	190,000	196,647

		574,448

Textiles, Apparel & Luxury Goods (0.1%)
NIKE, Inc.
2.850%, 3/27/30	100,000	108,757

Total Consumer Discretionary		1,644,363

Consumer Staples (2.7%)
Beverages (1.5%)
Anheuser-Busch InBev Worldwide, Inc.
4.000%, 4/13/28	50,000	57,000
4.750%, 1/23/29	300,000	357,088
4.900%, 1/23/31	40,000	49,151
Coca-Cola Co. (The)
1.450%, 6/1/27	215,000	216,595
2.125%, 9/6/29	100,000	103,200
Constellation Brands, Inc.
3.150%, 8/1/29	75,000	80,592
Keurig Dr Pepper, Inc.
4.597%, 5/25/28	100,000	117,423
PepsiCo, Inc.
2.375%, 10/6/26	125,000	133,033
1.625%, 5/1/30	75,000	74,090

		1,188,172

Food & Staples Retailing (0.6%)
Costco Wholesale Corp.
1.600%, 4/20/30	113,000	111,312
Sysco Corp.
3.250%, 7/15/27	50,000	54,240
2.400%, 2/15/30	50,000	50,882
Walmart, Inc.
3.700%, 6/26/28	245,000	279,051

		495,485

Food Products (0.1%)
Unilever Capital Corp.
3.500%, 3/22/28	100,000	112,476

Household Products (0.1%)
Procter & Gamble Co. (The)
3.000%, 3/25/30	50,000	55,048

Tobacco (0.4%)
BAT Capital Corp.
3.557%, 8/15/27	230,000	245,725
Philip Morris International, Inc.
3.375%, 8/15/29	39,000	43,114

		288,839

Total Consumer Staples		2,140,020

Energy (3.1%)
Oil, Gas & Consumable Fuels (3.1%)
BP Capital Markets America, Inc.
4.234%, 11/6/28	300,000	348,125
1.749%, 8/10/30	105,000	102,523
Chevron Corp.
2.236%, 5/11/30	70,000	72,119
ConocoPhillips
3.750%, 10/1/27§	75,000	84,220
ConocoPhillips Co.
6.950%, 4/15/29	75,000	102,133
Energy Transfer LP
5.500%, 6/1/27	115,000	134,639
4.950%, 6/15/28	100,000	115,743
Enterprise Products Operating LLC
4.150%, 10/16/28	200,000	229,744
Exxon Mobil Corp.
3.294%, 3/19/27	175,000	193,050
3.482%, 3/19/30	50,000	56,232
Kinder Morgan, Inc.
4.300%, 3/1/28	60,000	68,443
MPLX LP
4.000%, 3/15/28	155,000	173,145
ONEOK, Inc.
4.000%, 7/13/27	100,000	110,265
Sabine Pass Liquefaction LLC
4.500%, 5/15/30	210,000	241,832
TotalEnergies Capital International SA
2.829%, 1/10/30	110,000	117,929
TransCanada PipeLines Ltd.
4.100%, 4/15/30	45,000	51,669

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Principal Amount	Value (Note 1)
Valero Energy Corp.
4.000%, 4/1/29	$93,000	$103,948
Williams Cos., Inc. (The)
3.750%, 6/15/27	135,000	149,628

Total Energy		2,455,387

Financials (13.5%)
Banks (10.0%)
Bank of America Corp.
4.250%, 10/22/26	200,000	225,366
(ICE LIBOR USD 3 Month + 1.04%), 3.419%, 12/20/28 (k)	500,000	544,104
(ICE LIBOR USD 3 Month + 0.99%), 2.496%, 2/13/31 (k)	500,000	510,561
(SOFR + 1.53%), 1.898%, 7/23/31 (k)	100,000	97,175
(SOFR + 1.32%), 2.687%, 4/22/32 (k)	100,000	102,847
Barclays plc
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.90%), 2.645%, 6/24/31 (k)	250,000	253,012
Citigroup, Inc. 3.200%, 10/21/26	175,000	189,664
4.450%, 9/29/27	330,000	375,864
(SOFR + 3.91%), 4.412%, 3/31/31 (k)	300,000	350,287
(SOFR + 2.11%), 2.572%, 6/3/31 (k)	100,000	102,553
HSBC Holdings plc 4.375%, 11/23/26	200,000	225,435
4.950%, 3/31/30	300,000	360,478
JPMorgan Chase & Co. 2.950%, 10/1/26	445,000	479,241
(ICE LIBOR USD 3 Month + 1.34%), 3.782%, 2/1/28 (k)	100,000	110,959
(ICE LIBOR USD 3 Month + 0.95%), 3.509%, 1/23/29 (k)	190,000	208,768
(ICE LIBOR USD 3 Month + 1.33%), 4.452%, 12/5/29 (k)	460,000	538,304
Lloyds Banking Group plc
(ICE LIBOR USD 3 Month + 1.21%), 3.574%, 11/7/28 (k)	200,000	218,324
Mitsubishi UFJ Financial Group, Inc. 3.741%, 3/7/29	325,000	365,890
Mizuho Financial Group, Inc. 4.018%, 3/5/28	200,000	228,176
Natwest Group plc
(ICE LIBOR USD 3 Month + 1.91%), 5.076%, 1/27/30 (k)	200,000	236,774
PNC Financial Services Group, Inc. (The) 3.450%, 4/23/29	250,000	279,965
Santander Holdings USA, Inc. 4.400%, 7/13/27	100,000	112,167
Sumitomo Mitsui Financial Group, Inc. 2.632%, 7/14/26	448,000	474,917
Truist Financial Corp. 3.875%, 3/19/29	100,000	113,618
US Bancorp 1.375%, 7/22/30	150,000	144,279
Wells Fargo & Co. 4.300%, 7/22/27	300,000	341,640
(ICE LIBOR USD 3 Month + 1.31%), 3.584%, 5/22/28 (k)	245,000	269,889
(SOFR + 1.43%), 2.879%, 10/30/30 (k)	255,000	270,272
Westpac Banking Corp.
2.650%, 1/16/30	200,000	213,672

		7,944,201

Capital Markets (2.3%)
Bank of New York Mellon Corp. (The)
3.300%, 8/23/29	150,000	165,972
Charles Schwab Corp. (The)
3.250%, 5/22/29	100,000	110,512
Goldman Sachs Group, Inc. (The)
3.850%, 1/26/27	150,000	165,298
(ICE LIBOR USD 3 Month + 1.30%), 4.223%, 5/1/29 (k)	100,000	113,699
3.800%, 3/15/30	350,000	393,655
Morgan Stanley
3.950%, 4/23/27	450,000	502,480
(SOFR + 1.14%), 2.699%, 1/22/31 (k)	400,000	419,356

		1,870,972

Consumer Finance (0.5%)
Capital One Financial Corp.
3.800%, 1/31/28	125,000	140,859
John Deere Capital Corp.
1.450%, 1/15/31	55,000	53,110
Toyota Motor Credit Corp.
3.375%, 4/1/30	215,000	240,529

		434,498

Diversified Financial Services (0.3%)
Shell International Finance BV
2.375%, 11/7/29	240,000	248,628

Insurance (0.4%)
American International Group, Inc.
4.250%, 3/15/29	150,000	173,640
Aon Corp.
2.800%, 5/15/30	100,000	104,440

		278,080

Total Financials		10,776,379

Health Care (4.2%)
Biotechnology (0.9%)
AbbVie, Inc.
2.950%, 11/21/26	58,000	62,365
4.250%, 11/14/28	200,000	231,535
3.200%, 11/21/29	150,000	162,543
Amgen, Inc.
2.600%, 8/19/26	100,000	106,130
2.200%, 2/21/27	50,000	51,953
2.300%, 2/25/31	100,000	101,400

		715,926

Health Care Equipment & Supplies (0.1%)
Becton Dickinson and Co.
3.700%, 6/6/27	69,000	76,678

Health Care Providers & Services (1.7%)
Anthem, Inc.
4.101%, 3/1/28	100,000	114,597
2.550%, 3/15/31	100,000	103,031

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Principal Amount	Value (Note 1)
Cigna Corp.
3.050%, 10/15/27	$80,000	$86,689
4.375%, 10/15/28	140,000	162,834
CVS Health Corp.
3.000%, 8/15/26	75,000	80,881
4.300%, 3/25/28	398,000	457,641
HCA, Inc.
4.125%, 6/15/29	115,000	129,341
UnitedHealth Group, Inc.
3.375%, 4/15/27	175,000	194,142

		1,329,156

Life Sciences Tools & Services (0.1%)
Thermo Fisher Scientific, Inc.
2.600%, 10/1/29	30,000	31,505
4.497%, 3/25/30	50,000	59,787

		91,292

Pharmaceuticals (1.4%)
AstraZeneca plc
1.375%, 8/6/30	50,000	47,357
Bristol-Myers Squibb Co.
3.200%, 6/15/26	80,000	87,848
1.125%, 11/13/27	100,000	98,365
3.450%, 11/15/27	130,000	144,568
3.400%, 7/26/29	25,000	27,917
Johnson & Johnson
0.950%, 9/1/27	125,000	122,507
1.300%, 9/1/30	50,000	48,549
Novartis Capital Corp.
2.200%, 8/14/30	75,000	77,299
Pfizer, Inc.
3.000%, 12/15/26	115,000	126,371
2.625%, 4/1/30	100,000	106,486
Takeda Pharmaceutical Co. Ltd.
2.050%, 3/31/30	200,000	198,557
Viatris, Inc.
2.700%, 6/22/30§	75,000	75,679

		1,161,503

Total Health Care		3,374,555

Industrials (3.1%)
Aerospace & Defense (1.4%)
Boeing Co. (The)
2.250%, 6/15/26	115,000	117,089
5.040%, 5/1/27	75,000	86,424
5.150%, 5/1/30	250,000	295,779
General Dynamics Corp.
3.625%, 4/1/30	100,000	113,147
Northrop Grumman Corp.
3.250%, 1/15/28	150,000	163,770
Raytheon Technologies Corp.
4.125%, 11/16/28	270,000	310,691

		1,086,900

Air Freight & Logistics (0.2%)
FedEx Corp.
3.100%, 8/5/29	100,000	108,539
United Parcel Service, Inc.
3.050%, 11/15/27	76,000	83,728

		192,267

Building Products (0.1%)
Carrier Global Corp.
2.722%, 2/15/30	100,000	103,707

Industrial Conglomerates (0.7%)
3M Co.
2.875%, 10/15/27	100,000	108,539
2.375%, 8/26/29	50,000	52,470
General Electric Co.
3.625%, 5/1/30	200,000	223,344
Roper Technologies, Inc.
2.950%, 9/15/29	150,000	160,173

		544,526

Machinery (0.2%)
Deere & Co.
5.375%, 10/16/29	125,000	158,999

Road & Rail (0.4%)
CSX Corp. 3.250%, 6/1/27	125,000	136,675
Union Pacific Corp. 3.700%, 3/1/29	140,000	157,722

		294,397

Trading Companies & Distributors (0.1%)
Air Lease Corp. 3.000%, 2/1/30	100,000	101,151

Total Industrials		2,481,947

Information Technology (3.2%)
IT Services (0.8%)
Fiserv, Inc. 3.500%, 7/1/29	175,000	192,121
International Business Machines Corp. 6.220%, 8/1/27	75,000	94,529
3.500%, 5/15/29	100,000	111,912
Mastercard, Inc. 2.950%, 6/1/29	125,000	136,472
Visa, Inc. 2.050%, 4/15/30	100,000	102,747

		637,781

Semiconductors & Semiconductor Equipment (1.1%)
Broadcom Corp. 3.875%, 1/15/27	210,000	231,478
3.500%, 1/15/28	420,000	461,030
Intel Corp. 3.150%, 5/11/27	25,000	27,317
3.900%, 3/25/30	75,000	87,421
QUALCOMM, Inc. 3.250%, 5/20/27	63,000	69,131

		876,377

Software (0.5%)
Microsoft Corp. 3.300%, 2/6/27	165,000	183,112
Oracle Corp. 3.250%, 11/15/27	150,000	162,236
2.950%, 4/1/30	25,000	26,322

		371,670

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Principal Amount	Value (Note 1)
Technology Hardware, Storage & Peripherals (0.8%)
Apple, Inc. 2.900%, 9/12/27	$205,000	$223,305
1.250%, 8/20/30	50,000	48,005
1.650%, 2/8/31	200,000	196,249
Dell International LLC 6.020%, 6/15/26	150,000	180,045

		647,604

Total Information Technology		2,533,432

Materials (0.3%)
Chemicals (0.1%)
Dow Chemical Co. (The) 2.100%, 11/15/30	100,000	99,039

Containers & Packaging (0.2%)
WRKCo., Inc. 4.900%, 3/15/29	130,000	155,943

Total Materials		254,982

Real Estate (1.0%)
Equity Real Estate Investment Trusts (REITs) (1.0%)
Alexandria Real Estate Equities, Inc. (REIT) 3.950%, 1/15/28	65,000	73,503
American Tower Corp. (REIT) 3.375%, 10/15/26	125,000	135,699
1.875%, 10/15/30	110,000	106,104
Boston Properties LP (REIT) 2.750%, 10/1/26	75,000	80,029
Crown Castle International Corp. (REIT) 3.800%, 2/15/28	125,000	138,866
Equinix, Inc. (REIT) 3.200%, 11/18/29	115,000	123,602
Simon Property Group LP (REIT) 1.750%, 2/1/28	125,000	124,343

Total Real Estate		782,146

Utilities (2.6%)
Electric Utilities (2.1%)
American Electric Power Co., Inc. 2.300%, 3/1/30	50,000	50,214
Series J 4.300%, 12/1/28	75,000	86,331
Duke Energy Corp. 3.150%, 8/15/27	230,000	248,088
2.450%, 6/1/30	205,000	207,336
Entergy Corp. 2.800%, 6/15/30	140,000	145,561
Eversource Energy
Series R 1.650%, 8/15/30	70,000	66,859
Exelon Corp. 4.050%, 4/15/30	150,000	170,475
Nevada Power Co.
Series CC 3.700%, 5/1/29	80,000	90,037
NextEra Energy Capital Holdings, Inc. 3.550%, 5/1/27	200,000	220,573
Pacific Gas and Electric Co. 4.550%, 7/1/30	125,000	133,781
Southern Co. (The) 3.250%, 7/1/26	175,000	190,038
Series A 3.700%, 4/30/30	35,000	38,611

		1,647,904

Multi-Utilities (0.5%)
Berkshire Hathaway Energy Co. 3.250%, 4/15/28	80,000	87,983
Dominion Energy, Inc. 4.250%, 6/1/28	75,000	86,183
Series C 3.375%, 4/1/30	100,000	108,947
Sempra Energy 3.400%, 2/1/28	130,000	142,843

		425,956

Total Utilities		2,073,860

Total Corporate Bonds		31,391,749

Total Long-Term Debt Securities (39.3%) (Cost $30,863,335)		31,391,749

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENT:
Investment Company (21.3%)
JPMorgan Prime Money Market Fund, IM Shares*	16,967,566	$16,976,050

Total Short-Term Investment (21.3%) (Cost $16,976,015)		16,976,050

Total Investments in Securities (97.8%) (Cost $69,145,210)		78,030,550
Other Assets Less Liabilities (2.2%)		1,792,794

Net Assets (100%)		$79,823,344

*	Non-income producing.
§

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At June 30, 2021, the market value of these securities amounted to $159,899 or 0.2% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(k)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of June 30, 2021.

Glossary:

ICE	— Intercontinental Exchange
LIBOR	— London Interbank Offered Rate
SOFR	— Secured Overnight Financing Rate
USD	— United States Dollar

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

Futures contracts outstanding as of June 30, 2021 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
MSCI EAFE E-Mini Index	120	9/2021	USD	13,824,600	(325,183)
Russell 2000 E-Mini Index	21	9/2021	USD	2,423,190	975
S&P Midcap 400 E-Mini Index	7	9/2021	USD	1,884,680	(17,694)

					(341,902)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2021:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Asset-Backed Security
Asset-Backed Securities	$—	$105,824	$—	$105,824
Common Stocks
Communication Services	3,182,170	—	—	3,182,170
Consumer Discretionary	3,539,938	—	—	3,539,938
Consumer Staples	1,678,519	—	—	1,678,519
Energy	802,524	—	—	802,524
Financials	3,276,854	—	—	3,276,854
Health Care	3,766,365	—	—	3,766,365
Industrials	2,462,200	—	—	2,462,200
Information Technology	8,015,000	—	—	8,015,000
Materials	763,234	—	—	763,234
Real Estate	695,622	—	—	695,622
Utilities	680,752	—	—	680,752
Corporate Bonds
Communication Services	—	2,874,678	—	2,874,678
Consumer Discretionary	—	1,644,363	—	1,644,363
Consumer Staples	—	2,140,020	—	2,140,020
Energy	—	2,455,387	—	2,455,387
Financials	—	10,776,379	—	10,776,379
Health Care	—	3,374,555	—	3,374,555
Industrials	—	2,481,947	—	2,481,947
Information Technology	—	2,533,432	—	2,533,432
Materials	—	254,982	—	254,982
Real Estate	—	782,146	—	782,146
Utilities	—	2,073,860	—	2,073,860
Exchange Traded Funds	693,749	—	—	693,749
Futures	975	—	—	975
Short-Term Investment
Investment Company	16,976,050	—	—	16,976,050

Total Assets	$46,533,952	$31,497,573	$—	$78,031,525

Liabilities:
Futures	$(342,877)	$—	$—	$(342,877)

Total Liabilities	$(342,877)	$—	$—	$(342,877)

Total	$46,191,075	$31,497,573	$—	$77,688,648

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

Fair Values of Derivative Instruments as of June 30, 2021:

	Statement of Assets and Liabilities
Derivatives Contracts^	Asset Derivatives	Fair Value
Equity contracts	Receivables, Net assets – Unrealized appreciation	$975	*

Total		$975

	Liability Derivatives
Equity contracts	Payables, Net assets – Unrealized depreciation	$(342,877	)*

Total		$(342,877)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2021:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$2,073,126	$2,073,126

Total	$2,073,126	$2,073,126

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$(724,356)	$(724,356)

Total	$(724,356)	$(724,356)

^ This Portfolio held futures contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

The Portfolio held futures contracts with an average notional balance of approximately $17,788,000 during the six months ended June 30, 2021.

Investment security transactions for the six months ended June 30, 2021 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$17,896,288
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$16,036,488

As of June 30, 2021, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$8,857,957
Aggregate gross unrealized depreciation	(734,559)

Net unrealized appreciation	$8,123,398

Federal income tax cost of investments in securities and derivative instruments, if applicable	$69,565,250

For the six months ended June 30, 2021, the Portfolio incurred approximately $2 as brokerage commissions with Invesco Capital Markets, Inc., an affiliated broker/dealer.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE GROWTH ALLOCATION PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2021 (Unaudited)

ASSETS
Investments in Securities, at value (Cost $69,145,210)	$78,030,550
Cash	500,011
Cash held as collateral at broker for futures	1,315,000
Dividends, interest and other receivables	267,729
Receivable for Portfolio shares sold	37,673
Other assets	2,951

Total assets	80,153,914

LIABILITIES
Payable for securities purchased	116,283
Due to broker for futures variation margin	100,188
Investment management fees payable	43,877
Distribution fees payable – Class IB	16,071
Administrative fees payable	7,564
Payable for Portfolio shares redeemed	127
Accrued expenses	46,460

Total liabilities	330,570

NET ASSETS	$79,823,344

Net assets were comprised of:
Paid in capital	$70,242,720
Total distributable earnings (loss)	9,580,624

Net assets	$79,823,344

Class IB
Net asset value, offering and redemption price per share, $79,823,344 / 6,570,315 shares outstanding (unlimited amount authorized: $0.01 par value)	$12.15

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2021 (Unaudited)

INVESTMENT INCOME
Interest	$341,897
Dividends (net of $11 foreign withholding tax)	211,254

Total income	553,151

EXPENSES
Investment management fees	301,339
Distribution fees – Class IB	87,249
Administrative fees	44,880
Professional fees	27,121
Printing and mailing expenses	11,659
Custodian fees	10,353
Trustees’ fees	965
Miscellaneous	2,388

Gross expenses	485,954
Less: Waiver from investment manager	(51,895)

Net expenses	434,059

NET INVESTMENT INCOME (LOSS)	119,092

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	928,464
Futures contracts	2,073,126

Net realized gain (loss)	3,001,590

Change in unrealized appreciation (depreciation) on:
Investments in securities	2,091,187
Futures contracts	(724,356)

Net change in unrealized appreciation (depreciation)	1,366,831

NET REALIZED AND UNREALIZED GAIN (LOSS)	4,368,421

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$4,487,513

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE GROWTH ALLOCATION PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31, 2020
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$119,092	$414,243
Net realized gain (loss)	3,001,590	597,303
Net change in unrealized appreciation (depreciation)	1,366,831	5,829,807

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	4,487,513	6,841,353

Distributions to shareholders:
Class IB	—	(2,800,034)
Class K	—	(597,526)

Total distributions to shareholders	—	(3,397,560)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 1,269,917 and 2,503,906 shares, respectively ]	14,913,738	26,845,551
Capital shares issued in reinvestment of dividends and distributions [ 0 and 249,541 shares, respectively ]	—	2,800,034
Capital shares repurchased [ (91,693) and (92,838) shares, respectively ]	(1,069,369)	(1,022,447)

Total Class IB transactions	13,844,369	28,623,138

Class K (b)
Capital shares issued in reinvestment of dividends and distributions [ 0 and 53,225 shares, respectively ]	—	597,526
Capital shares repurchased [ (1,080,146) and 0 shares, respectively ]	(12,480,107)	—

Total Class K transactions	(12,480,107)	597,526

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	1,364,262	29,220,664

TOTAL INCREASE (DECREASE) IN NET ASSETS	5,851,775	32,664,457
NET ASSETS:
Beginning of period	73,971,569	41,307,112

End of period	$79,823,344	$73,971,569

(b) After the close of business on March 22, 2021, operations for Class K ceased and shares of seed capital were fully redeemed.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE GROWTH ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS

Class IB	Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31, 2020		February 1, 2019* to December 31, 2019
Net asset value, beginning of period	$11.43		$10.99		$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)	0.02		0.07		0.13
Net realized and unrealized gain (loss)	0.70		0.92		1.24

Total from investment operations	0.72		0.99		1.37

Less distributions:
Dividends from net investment income	—		(0.06)		(0.09)
Distributions from net realized gains	—		(0.49)		(0.29)

Total dividends and distributions	—		(0.55)		(0.38)

Net asset value, end of period	$12.15		$11.43		$10.99

Total return (b)	6.30%		9.14%		13.75%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$79,823		$61,623		$30,019
Ratio of expenses to average net assets:
After waivers (a)(f)	1.17	%(j)	1.17	%(j)	1.15	%(j)
Before waivers (a)(f)	1.31%		1.38%		1.64%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	0.29%		0.67%		1.34	%(l)
Before waivers (a)(f)	0.16%		0.46%		0.85	%(l)
Portfolio turnover rate^	28	%(z)	57%		114	%(z)

Class K	January 1, 2021 to March 22, 2021‡ (Unaudited)		Year Ended December 31, 2020		February 1, 2019* to December 31, 2019
Net asset value, beginning of period	$11.43		$10.99		$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)	0.01		0.11		0.17
Net realized and unrealized gain (loss)	0.11		0.91		1.22

Total from investment operations	0.12		1.02		1.39

Less distributions:
Dividends from net investment income	—		(0.09)		(0.11)
Distributions from net realized gains	—		(0.49)		(0.29)

Total dividends and distributions	—		(0.58)		(0.40)

Net asset value, end of period	$11.55		$11.43		$10.99

Total return (b)	1.05%		9.39%		14.00%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$—		$12,349		$11,288
Ratio of expenses to average net assets:
After waivers (a)(f)	0.92	%(j)	0.92	%(j)	0.90	%(j)
Before waivers (a)(f)	1.06%		1.13%		1.58%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	0.58%		0.97%		1.70	%(l)
Before waivers (a)(f)	0.44%		0.76%		1.02	%(l)
Portfolio turnover rate^	28	%(z)	57%		114	%(z)
*	Commencement of Operations.
‡	After the close of business on March 22, 2021 operations for Class K ceased and shares were fully redeemed. The shares are no longer operational, but are still registered.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized. Certain non-recurring expenses incurred by the Portfolio are not annualized for periods less than one year.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.20% for Class IB and 0.95% for Class K.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

EQ/JANUS ENTERPRISE PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2021	% of Net Assets
Information Technology	37.3%
Health Care	16.9
Industrials	14.8
Financials	12.0
Consumer Discretionary	9.5
Real Estate	3.4
Investment Company	1.6
Utilities	1.3
Repurchase Agreements	1.2
Materials	0.9
Communication Services	0.9
Cash and Other	0.2

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IA and Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2021 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/21	Ending Account Value 6/30/21	Expenses Paid During Period* 1/1/21 - 6/30/21
Class IA
Actual	$1,000.00	$1,095.00	$5.42
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.62	5.23
Class IB
Actual	1,000.00	1,094.50	5.42
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.62	5.23
Class K
Actual	1,000.00	1,096.00	4.13
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.86	3.98

* Expenses are equal to the Portfolio’s Class IA, Class IB and Class K shares annualized expense ratio of 1.04%, 1.04% and 0.79%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

EQ/JANUS ENTERPRISE PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (0.9%)
Entertainment (0.9%)
Liberty Media Corp.-Liberty Formula One, Class C*	283,371	$13,661,316

Total Communication Services		13,661,316

Consumer Discretionary (9.5%)
Auto Components (0.6%)
Visteon Corp.*	79,149	9,572,280

Diversified Consumer Services (1.8%)
Coursera, Inc. (x)*	41,393	1,637,507
frontdoor, Inc.*	270,088	13,455,784
Terminix Global Holdings, Inc.*	265,078	12,646,872

		27,740,163

Hotels, Restaurants & Leisure (1.3%)
Aramark	322,462	12,011,710
Entain plc*	379,467	9,162,421
ESC Co. (r)*	1,638	—

		21,174,131

Internet & Direct Marketing Retail (1.2%)
Wayfair, Inc., Class A (x)*	59,852	18,895,875

Specialty Retail (3.2%)
Burlington Stores, Inc.*	39,035	12,568,880
CarMax, Inc.*	223,517	28,867,220
Vroom, Inc. (x)*	208,906	8,744,805

		50,180,905

Textiles, Apparel & Luxury Goods (1.4%)
Gildan Activewear, Inc.	602,258	22,235,365

Total Consumer Discretionary		149,798,719

Financials (12.0%)
Banks (1.0%)
SVB Financial Group*	28,067	15,617,321

Capital Markets (5.0%)
Cboe Global Markets, Inc.	97,523	11,610,113
Charles Schwab Corp. (The)	129,786	9,449,719
LPL Financial Holdings, Inc.	343,900	46,419,622
MSCI, Inc.	20,979	11,183,485

		78,662,939

Insurance (6.0%)
Aon plc, Class A	149,627	35,724,942
Intact Financial Corp.	231,834	31,496,583
Oscar Health, Inc., Class A (x)*	102,375	2,201,062
W R Berkley Corp.	327,392	24,367,787

		93,790,374

Total Financials		188,070,634

Health Care (16.9%)
Biotechnology (2.4%)
Abcam plc (ADR)*	192,856	3,671,978
Ascendis Pharma A/S (ADR)*	37,992	4,997,848
BioMarin Pharmaceutical, Inc.*	114,919	9,588,841
Emergent BioSolutions, Inc.*	68,398	4,308,390
Neurocrine Biosciences, Inc.*	102,694	9,994,180
Sarepta Therapeutics, Inc.*	73,379	5,704,484

		38,265,721

Health Care Equipment & Supplies (7.9%)
Boston Scientific Corp.*	793,356	33,923,902
Cooper Cos., Inc. (The)	79,291	31,420,644
Dentsply Sirona, Inc.	240,883	15,238,259
ICU Medical, Inc.*	70,596	14,528,657
STERIS plc	70,053	14,451,934
Teleflex, Inc.	34,991	14,059,034

		123,622,430

Health Care Technology (0.1%)
Doximity, Inc., Class A*	20,615	1,199,793

Life Sciences Tools & Services (4.3%)
ICON plc (x)*	7,369	1,523,246
Illumina, Inc.*	27,317	12,926,678
PerkinElmer, Inc.	95,154	14,692,729
PRA Health Sciences, Inc.*	120,714	19,943,160
Waters Corp.*	51,795	17,900,870

		66,986,683

Pharmaceuticals (2.2%)
Catalent, Inc.*	203,764	22,030,964
Elanco Animal Health, Inc.*	389,934	13,526,810

		35,557,774

Total Health Care		265,632,401

Industrials (14.8%)
Aerospace & Defense (2.8%)
L3Harris Technologies, Inc.	97,943	21,170,379
Teledyne Technologies, Inc.*	54,117	22,665,823

		43,836,202

Airlines (1.0%)
Ryanair Holdings plc (ADR)*	140,808	15,236,834

Commercial Services & Supplies (2.2%)
Cimpress plc*	117,922	12,783,924
Ritchie Bros Auctioneers, Inc.	364,753	21,622,558

		34,406,482

Electrical Equipment (2.3%)
Sensata Technologies Holding plc*	620,998	35,999,254

Machinery (2.8%)
Ingersoll Rand, Inc.*	373,965	18,253,232
Rexnord Corp.	321,631	16,094,415
Westinghouse Air Brake Technologies Corp.	124,781	10,269,476

		44,617,123

Professional Services (0.7%)
Verisk Analytics, Inc.	61,160	10,685,875

Road & Rail (1.9%)
JB Hunt Transport Services, Inc.	182,605	29,755,485

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/JANUS ENTERPRISE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Trading Companies & Distributors (1.1%)
Ferguson plc	126,501	$17,586,378

Total Industrials		232,123,633

Information Technology (37.3%)
Electronic Equipment, Instruments & Components (5.0%)
Flex Ltd.*	1,142,481	20,416,135
National Instruments Corp.	446,331	18,870,875
TE Connectivity Ltd.	297,558	40,232,817

		79,519,827

IT Services (13.1%)
Amdocs Ltd.	359,389	27,802,333
Broadridge Financial Solutions, Inc.	221,297	35,746,105
Edenred	228,389	13,012,529
Fidelity National Information Services, Inc.	174,577	24,732,324
Global Payments, Inc.	123,289	23,121,619
GoDaddy, Inc., Class A*	372,643	32,405,035
WEX, Inc.*	164,041	31,807,550
Wix.com Ltd.*	57,661	16,737,835

		205,365,330

Semiconductors & Semiconductor Equipment (8.5%)
KLA Corp.	141,425	45,851,399
Lam Research Corp.	37,627	24,483,889
Microchip Technology, Inc.	167,668	25,106,606
NXP Semiconductors NV	59,567	12,254,123
ON Semiconductor Corp.*	661,102	25,306,985

		133,003,002

Software (10.7%)
Atlassian Corp. plc, Class A*	44,919	11,537,894
Ceridian HCM Holding, Inc.*	244,674	23,469,130
Constellation Software, Inc.	23,356	35,373,336
Dolby Laboratories, Inc., Class A	114,144	11,219,214
Dynatrace, Inc.*	105,745	6,177,623
j2 Global, Inc.*	58,889	8,100,182
Nice Ltd. (ADR)*	123,141	30,472,472
SS&C Technologies Holdings, Inc.	545,193	39,286,608
Topicus.com, Inc.*	42,806	3,109,616

		168,746,075

Total Information Technology		586,634,234

Materials (0.9%)
Containers & Packaging (0.9%)
Sealed Air Corp.	236,609	14,019,083

Total Materials		14,019,083

Real Estate (3.4%)
Equity Real Estate Investment Trusts (REITs) (2.8%)
Crown Castle International Corp. (REIT)	41,978	8,189,908
Lamar Advertising Co. (REIT), Class A	341,333	35,641,992

		43,831,900

Real Estate Management & Development (0.6%)
Redfin Corp.*	144,551	9,165,979

Total Real Estate		52,997,879

Utilities (1.3%)
Electric Utilities (1.3%)
Alliant Energy Corp.	376,606	20,999,551

Total Utilities		20,999,551

Total Common Stocks (97.0%) (Cost $923,399,511)		1,523,937,450

	Number of Rights	Value (Note 1)
RIGHTS:
Health Care (0.0%)
Biotechnology (0.0%)
Oncternal Therapeutics, Inc., CVR (r)* (Cost $—)	29	—

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Company (1.6%)
JPMorgan Prime Money Market Fund, IM Shares	24,319,242	24,331,401

	Principal Amount	Value (Note 1)
Repurchase Agreements (1.2%)
Citigroup Global Markets, Inc., 0.07%, dated 6/30/21, due 7/1/21, repurchase price $5,996,045, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-5.000%, maturing 4/30/22-2/15/42; total market value $6,115,955. (xx)	$5,996,034	$5,996,034
Deutsche Bank AG, 0.17%, dated 6/30/21, due 7/1/21, repurchase price $300,001, collateralized by various Foreign Government Agency Securities, ranging from 0.125%-1.875%, maturing 2/12/22-2/15/23; total market value $306,011. (xx)	300,000	300,000
HSBC Bank plc, 0.10%, dated 6/30/21, due 7/1/21, repurchase price $1,400,004, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-6.125%, maturing 7/15/21-2/15/50; total market value $1,428,575. (xx)	1,400,000	1,400,000
HSBC Bank plc, 0.10%, dated 6/30/21, due 7/1/21, repurchase price $1,600,004, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-6.125%, maturing 7/15/21-2/15/50; total market value $1,632,658. (xx)	1,600,000	1,600,000

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/JANUS ENTERPRISE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Principal Amount	Value (Note 1)
Nomura Securities Co. Ltd., 0.04%, dated 6/30/21, due 7/1/21, repurchase price $10,000,011, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-1.625%, maturing 7/31/22-8/15/27; total market value $10,200,002. (xx)	$10,000,000	$10,000,000

Total Repurchase Agreements		19,296,034

Total Short-Term Investments (2.8%) (Cost $43,631,507)		43,627,435

Total Investments in Securities (99.8%) (Cost $967,031,018)		1,567,564,885
Other Assets Less Liabilities (0.2%)		2,939,041

Net Assets (100%)		$1,570,503,926

*	Non-income producing.
(r)	Value determined using significant unobservable inputs.
(x)	All or a portion of security is on loan at June 30, 2021.
(xx)

At June 30, 2021, the Portfolio had loaned securities with a total value of $21,169,119. This was collateralized by $2,122,754 of various U.S. Government Treasury Securities, ranging from 0.000% - 3.875%, maturing 7/22/21 - 2/15/49 and by cash of $19,296,034 which was subsequently invested in joint repurchase agreements as detailed in the Notes to the Financial Statements.

Glossary:

ADR	— American Depositary Receipt
CVR	— Contingent Value Right

Country Diversification As a Percentage of Total Net Assets
Canada	7.1%
China	0.8
Denmark	0.3
France	0.8
Ireland	1.9
Israel	3.0
Netherlands	0.2
United Kingdom	0.8
United States	84.9
Cash and Other	0.2

100.0%

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2021:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Communication Services	$13,661,316	$—	$—		$13,661,316
Consumer Discretionary	140,636,298	9,162,421	—	(a)	149,798,719
Financials	188,070,634	—	—		188,070,634
Health Care	265,632,401	—	—		265,632,401
Industrials	214,537,255	17,586,378	—		232,123,633
Information Technology	573,621,705	13,012,529	—		586,634,234
Materials	14,019,083	—	—		14,019,083
Real Estate	52,997,879	—	—		52,997,879
Utilities	20,999,551	—	—		20,999,551
Rights
Health Care	—	—	—	(a)	—	(a)
Short-Term Investments
Investment Company	24,331,401	—	—		24,331,401
Repurchase Agreements	—	19,296,034	—		19,296,034

Total Assets	$1,508,507,523	$59,057,362	$—		$1,567,564,885

Total Liabilities	$—	$—	$—		$—

Total	$1,508,507,523	$59,057,362	$–		$1,567,564,885

(a) Value is zero.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/JANUS ENTERPRISE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

The Portfolio held no derivatives contracts during the six months ended June 30, 2021.

Investment security transactions for the six months ended June 30, 2021 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$135,687,501
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$214,431,643

As of June 30, 2021, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$603,677,270
Aggregate gross unrealized depreciation	(7,215,926)

Net unrealized appreciation	$596,461,344

Federal income tax cost of investments in securities and derivative instruments, if applicable	$971,103,541

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/JANUS ENTERPRISE PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2021 (Unaudited)

ASSETS
Investments in Securities, at value (x)
Unaffiliated Issuers (Cost $947,734,984)	$1,548,268,851
Repurchase Agreements (Cost $19,296,034)	19,296,034
Cash	24,669,000
Receivable for securities sold	3,314,585
Dividends, interest and other receivables	594,263
Receivable for Portfolio shares sold	68,076
Securities lending income receivable	3,335
Other assets	14,960

Total assets	1,596,229,104

LIABILITIES
Payable for return of collateral on securities loaned	19,296,034
Payable for securities purchased	4,497,111
Investment management fees payable	897,604
Payable for Portfolio shares redeemed	506,279
Distribution fees payable – Class IB	256,555
Administrative fees payable	118,298
Distribution fees payable – Class IA	28,649
Trustees’ fees payable	3,872
Accrued expenses	120,776

Total liabilities	25,725,178

NET ASSETS	$1,570,503,926

Net assets were comprised of:
Paid in capital	$858,926,843
Total distributable earnings (loss)	711,577,083

Net assets	$1,570,503,926

Class IA
Net asset value, offering and redemption price per share, $139,597,315 / 5,555,732 shares outstanding (unlimited amount authorized: $0.01 par value)	$25.13

Class IB
Net asset value, offering and redemption price per share, $1,251,561,381 / 50,704,612 shares outstanding (unlimited amount authorized: $0.01 par value)	$24.68

Class K
Net asset value, offering and redemption price per share, $179,345,230 / 6,953,179 shares outstanding (unlimited amount authorized: $0.01 par value)	$25.79

(x)	Includes value of securities on loan of $21,169,119.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2021 (Unaudited)

INVESTMENT INCOME
Dividends (net of $135,105 foreign withholding tax)	$5,615,532
Interest	6,143
Securities lending (net)	24,627

Total income	5,646,302

EXPENSES
Investment management fees	5,184,202
Distribution fees – Class IB	1,526,185
Administrative fees	712,156
Distribution fees – Class IA	170,477
Printing and mailing expenses	53,138
Custodian fees	49,876
Professional fees	49,096
Recoupment fees	31,111
Trustees’ fees	21,980
Miscellaneous	13,957

Total expenses	7,812,178

NET INVESTMENT INCOME (LOSS)	(2,165,876)

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	89,781,172
Foreign currency transactions	4,105

Net realized gain (loss)	89,785,277

Change in unrealized appreciation (depreciation) on:
Investments in securities	51,990,862
Foreign currency translations	(360)

Net change in unrealized appreciation (depreciation)	51,990,502

NET REALIZED AND UNREALIZED GAIN (LOSS)	141,775,779

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$139,609,903

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/JANUS ENTERPRISE PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31, 2020
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(2,165,876)	$(1,715,912)
Net realized gain (loss)	89,785,277	159,167,244
Net change in unrealized appreciation (depreciation)	51,990,502	90,850,936

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	139,609,903	248,302,268

Distributions to shareholders:
Class IA	—	(12,798,247)
Class IB	—	(115,959,097)
Class K	—	(18,123,699)

Total distributions to shareholders	—	(146,881,043)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 117,852 and 1,299,068 shares, respectively ]	2,864,541	26,788,016
Capital shares issued in connection with merger (Note 8) [ 0 and 694,458 shares, respectively ]	—	14,434,784
Capital shares issued in reinvestment of dividends and distributions [ 0 and 578,904 shares, respectively ]	—	12,798,247
Capital shares repurchased [ (379,545) and (831,344) shares, respectively ]	(9,176,398)	(17,208,586)

Total Class IA transactions	(6,311,857)	36,812,461

Class IB
Capital shares sold [ 864,592 and 2,818,651 shares, respectively ]	20,565,294	54,141,901
Capital shares issued in connection with merger (Note 8) [ 0 and 6,697,571 shares, respectively ]	—	137,001,812
Capital shares issued in reinvestment of dividends and distributions [ 0 and 5,338,371 shares, respectively ]	—	115,959,097
Capital shares repurchased [ (3,032,608) and (7,642,197) shares, respectively ]	(71,888,662)	(154,900,339)

Total Class IB transactions	(51,323,368)	152,202,471

Class K
Capital shares sold [ 89,208 and 1,280,278 shares, respectively ]	2,212,821	27,591,135
Capital shares issued in connection with merger (Note 8) [ 0 and 4,763,159 shares, respectively ]	—	101,116,936
Capital shares issued in reinvestment of dividends and distributions [ 0 and 799,847 shares, respectively ]	—	18,123,699
Capital shares repurchased [ (1,407,625) and (748,219) shares, respectively ]	(34,025,072)	(15,193,460)

Total Class K transactions	(31,812,251)	131,638,310

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(89,447,476)	320,653,242

TOTAL INCREASE (DECREASE) IN NET ASSETS	50,162,427	422,074,467
NET ASSETS:
Beginning of period	1,520,341,499	1,098,267,032

End of period	$1,570,503,926	$1,520,341,499

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/JANUS ENTERPRISE PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31,
Class IA			2020	2019		2018	2017	2016
Net asset value, beginning of period	$22.95		$21.44	$16.72		$18.05	$15.73	$16.45

Income (loss) from investment operations:
Net investment income (loss) (e)	(0.04)		(0.04)	(0.01)		(0.02)	(0.02)	(0.01	)###
Net realized and unrealized gain (loss)	2.22		3.95	6.08		(0.25)	4.28	(0.70)

Total from investment operations	2.18		3.91	6.07		(0.27)	4.26	(0.71)

Less distributions:
Dividends from net investment income	—		—	—	#	—	—	—
Distributions from net realized gains	—		(2.40)	(1.35)		(1.06)	(1.94)	(0.01)

Total dividends and distributions	—		(2.40)	(1.35)		(1.06)	(1.94)	(0.01)

Net asset value, end of period	$25.13		$22.95	$21.44		$16.72	$18.05	$15.73

Total return (b)	9.50%		18.78%	36.48	%(cc)	(1.79)%	27.88%	(4.34)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$139,597		$133,526	$87,386		$70,224	$75,784	$64,274
Ratio of expenses to average net assets:
After waivers (a)(f)	1.04%		1.05%	1.05%		1.07%	1.08%	1.08%
Before waivers (a)(f)	1.04%		1.06%	1.07%		1.07%	1.08%	1.08%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	(0.31)%		(0.17)%	(0.04)%		(0.12)%	(0.10)%	(0.09	)%(bb)
Before waivers (a)(f)	(0.31)%		(0.18)%	(0.06)%		(0.12)%	(0.10)%	(0.09	)%(bb)
Portfolio turnover rate^	9	%(z)	40%	10%		13%	12%	34%

	Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31,
Class IB			2020	2019		2018	2017	2016
Net asset value, beginning of period	$22.55		$21.10	$16.47		$17.80	$15.53	$16.24

Income (loss) from investment operations:
Net investment income (loss) (e)	(0.04)		(0.03)	(0.01)		(0.02)	(0.02)	(0.01	)###
Net realized and unrealized gain (loss)	2.17		3.88	5.99		(0.25)	4.23	(0.69)

Total from investment operations	2.13		3.85	5.98		(0.27)	4.21	(0.70)

Less distributions:
Dividends from net investment income	—		—	—	#	—	—	—
Distributions from net realized gains	—		(2.40)	(1.35)		(1.06)	(1.94)	(0.01)

Total dividends and distributions	—		(2.40)	(1.35)		(1.06)	(1.94)	(0.01)

Net asset value, end of period	$24.68		$22.55	$21.10		$16.47	$17.80	$15.53

Total return (b)	9.45%		18.81%	36.49	%(cc)	(1.81)%	27.92%	(4.33)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,251,561		$1,192,164	$963,278		$756,220	$812,885	$685,996
Ratio of expenses to average net assets:
After waivers (a)(f)	1.04%		1.05%	1.05%		1.07%	1.08%	1.08%
Before waivers (a)(f)	1.04%		1.06%	1.07%		1.07%	1.08%	1.08%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	(0.31)%		(0.17)%	(0.04)%		(0.12)%	(0.10)%	(0.09	)%(bb)
Before waivers (a)(f)	(0.31)%		(0.17)%	(0.06)%		(0.12)%	(0.10)%	(0.09	)%(bb)
Portfolio turnover rate^	9	%(z)	40%	10%		13%	12%	34%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/JANUS ENTERPRISE PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31,
Class K			2020	2019		2018	2017	2016
Net asset value, beginning of period	$23.53		$21.87	$17.03		$18.32	$15.90	$16.59

Income (loss) from investment operations:
Net investment income (loss) (e)	(0.01)		0.01 †	0.04		0.03	0.03	0.02	###
Net realized and unrealized gain (loss)	2.27		4.05	6.20		(0.26)	4.33	(0.70)

Total from investment operations	2.26		4.06	6.24		(0.23)	4.36	(0.68)

Less distributions:
Dividends from net investment income	—		—	(0.05)		—	—	—
Distributions from net realized gains	—		(2.40)	(1.35)		(1.06)	(1.94)	(0.01)

Total dividends and distributions	—		(2.40)	(1.40)		(1.06)	(1.94)	(0.01)

Net asset value, end of period	$25.79		$23.53	$21.87		$17.03	$18.32	$15.90

Total return (b)	9.60%		19.11%	36.82	%(cc)	(1.54)%	28.22%	(4.12)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$179,345		$194,652	$47,603		$37,503	$39,406	$32,139
Ratio of expenses to average net assets:
After waivers (a)(f)	0.79%		0.80%	0.80%		0.82%	0.83%	0.83%
Before waivers (a)(f)	0.79%		0.81%	0.82%		0.82%	0.83%	0.83%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	(0.07)%		0.06%	0.20%		0.13%	0.15%	0.16	%(bb)
Before waivers (a)(f)	(0.07)%		0.06%	0.19%		0.13%	0.15%	0.16	%(bb)
Portfolio turnover rate^	9	% (z)	40%	10%		13%	12%	34%

#	Per share amount is less than $0.005.
###	Includes income resulting from a special dividend. Without this dividend, the per share income amounts would be $(0.06), $(0.06) and $(0.02) for Class IA, Class IB and Class K, respectively.
^	Portfolio turnover rate excludes derivatives, if any.
†

The amount shown for a share outstanding throughout the period does not accord with the aggregate net income and/or gain on investments for that period because of the timing of sales and repurchases of the Portfolio shares in relation to fluctuating market value of the investments in the Portfolio.

(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(z)	Portfolio turnover rate for periods less than one year is not annualized.
(bb)	Includes income resulting from a special dividend. Without this dividend, the ratios would have been 0.31%, 0.30% and 0.31% lower for Class IA, Class IB and Class K, respectively.
(cc)	Includes income resulting from a litigation payment. Without this income, the total return would have been 36.29% for Class IA, 36.29% for Class IB and 36.63% for Class K.

See Notes to Financial Statements.

EQ/JPMORGAN GROWTH ALLOCATION PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2021	% of Net Assets
Exchange Traded Funds	51.7%
U.S. Government Agency Securities	29.8
U.S. Treasury Obligations	17.3
Cash and Other	1.2

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2021 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/21	Ending Account Value 6/30/21	Expenses Paid During Period* 1/1/21 - 6/30/21
Class IB
Actual	$1,000.00	$1,084.70	$5.97
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.07	5.78

* Expenses are equal to the Portfolio’s Class IB shares annualized expense ratio of 1.15%, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

EQ/JPMORGAN GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
EXCHANGE TRADED FUNDS (ETF):
Equity (17.4%)
Vanguard S&P 500 ETF	126,175	$49,652,386

Fixed Income (34.3%)
iShares 1-3 Year Treasury Bond ETF	452,978	39,028,584
iShares 3-7 Year Treasury Bond ETF	148,477	19,380,703
iShares 7-10 Year Treasury Bond ETF	56,504	6,525,647
SPDR Portfolio Intermediate Term Treasury ETF	1,022,098	33,095,533

Total Fixed Income		98,030,467

Total Exchange Traded Funds (51.7%) (Cost $129,189,101)		147,682,853

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
U.S. Treasury Obligations (3.3%)
U.S. Treasury Notes 1.375%, 1/31/22#	$9,349,000	9,420,216

Total Long-Term Debt Securities (3.3%) (Cost $9,418,242)		9,420,216

SHORT-TERM INVESTMENTS:
U.S. Government Agency Securities (29.8%)
FNMA 0.07%, 9/1/21 (p)	11,440,000	11,438,581
0.07%, 9/8/21 (p)	9,000,000	8,998,748
FFCB 0.01%, 7/2/21 (o)(p)	1,000,000	999,999
0.04%, 7/12/21 (o)(p)	7,000,000	6,999,899
0.04%, 7/14/21 (o)(p)	5,000,000	4,999,914
0.04%, 7/15/21 (o)(p)	7,000,000	6,999,870
0.07%, 7/22/21 (o)(p)	6,000,000	5,999,730
FHLB 0.03%, 7/14/21 (o)(p)	5,500,000	5,499,945
0.05%, 7/21/21 (o)(p)	6,400,000	6,399,796
0.06%, 7/28/21 (o)(p)	6,000,000	5,999,698
0.07%, 7/30/21 (o)(p)	3,000,000	2,999,837
0.07%, 8/4/21 (o)(p)	7,989,000	7,988,418
0.07%, 8/18/21 (o)(p)	5,900,000	5,899,417
0.07%, 9/8/21 (o)(p)	4,000,000	3,999,444

Total U.S. Government Agency Securities		85,223,296

U.S. Treasury Obligations (14.0%)
U.S. Treasury Bills 0.05%, 7/27/21 (p)	40,000,000	39,998,552

Total Short-Term Investments (43.8%) (Cost $125,227,438)		125,221,848

Total Investments in Securities (98.8%) (Cost $263,834,781)		282,324,917
Other Assets Less Liabilities (1.2%)		3,519,402

Net Assets (100%)		$285,844,319

#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $8,676,594.
(o)	Discount Note Security. Effective rate calculated as of June 30, 2021.
(p)	Yield to maturity.

Glossary:
EUR	— European Currency Unit
FFCB	— Federal Farm Credit Bank
FHLB	— Federal Home Loan Bank
FNMA	— Federal National Mortgage Association
GBP	— British Pound
JPY	— Japanese Yen
USD	— United States Dollar

Futures contracts outstanding as of June 30, 2021 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
EURO STOXX 50 Index	594	9/2021	EUR	28,564,326	(369,217)
FTSE 100 Index	133	9/2021	GBP	12,842,647	(130,403)
Russell 2000 E-Mini Index	274	9/2021	USD	31,616,860	30,406
S&P 500 E-Mini Index	231	9/2021	USD	49,533,330	689,828
TOPIX Index	80	9/2021	JPY	13,991,629	(95,423)

					125,191

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/JPMORGAN GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2021:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds	$147,682,853	$—	$—	$147,682,853
Futures	720,234	—	—	720,234
Short-Term Investments
U.S. Government Agency Securities	—	85,223,296	—	85,223,296
U.S. Treasury Obligations	—	39,998,552	—	39,998,552
U.S. Treasury Obligations	—	9,420,216	—	9,420,216

Total Assets	$148,403,087	$134,642,064	$—	$283,045,151

Liabilities:
Futures	$(595,043)	$—	$—	$(595,043)

Total Liabilities	$(595,043)	$—	$—	$(595,043)

Total	$147,808,044	$134,642,064	$—	$282,450,108

Fair Values of Derivative Instruments as of June 30, 2021:

	Statement of Assets and Liabilities
Derivatives Contracts^	Asset Derivatives	Fair Value
Equity contracts	Receivables, Net assets – Unrealized appreciation	$720,234	*

Total		$720,234

	Liability Derivatives
Equity contracts	Payables, Net assets – Unrealized depreciation	$(595,043	)*

Total		$(595,043)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/JPMORGAN GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2021:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$19,475,785	$19,475,785

Total	$19,475,785	$19,475,785

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$(2,297,902)	$(2,297,902)

Total	$(2,297,902)	$(2,297,902)

^ This Portfolio held futures contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

The Portfolio held futures contracts with an average notional balance of approximately $125,092,000 during the six months ended June 30, 2021.

Investment security transactions for the six months ended June 30, 2021 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$18,967,298
Long-term U.S. government debt securities	9,473,897

$28,441,195

Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$1,347,987
Long-term U.S. government debt securities	3,851,908

$5,199,895

As of June 30, 2021, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$17,323,658
Aggregate gross unrealized depreciation	(1,048,579)

Net unrealized appreciation	$16,275,079

Federal income tax cost of investments in securities and derivative instruments, if applicable	$266,175,029

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/JPMORGAN GROWTH ALLOCATION PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2021 (Unaudited)

ASSETS
Investments in Securities, at value (Cost $263,834,781)	$282,324,917
Cash	3,583,219
Dividends, interest and other receivables	221,800
Receivable for Portfolio shares sold	11,766
Due from broker for futures variation margin	7,685
Other assets	2,814

Total assets	286,152,201

LIABILITIES
Investment management fees payable	173,777
Distribution fees payable – Class IB	58,066
Administrative fees payable	27,329
Payable for Portfolio shares redeemed	634
Accrued expenses	48,076

Total liabilities	307,882

NET ASSETS	$285,844,319

Net assets were comprised of:
Paid in capital	$239,197,792
Total distributable earnings (loss)	46,646,527

Net assets	$285,844,319

Class IB
Net asset value, offering and redemption price per share, $285,844,319 / 22,784,760 shares outstanding (unlimited amount authorized: $0.01 par value)	$12.55

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2021 (Unaudited)

INVESTMENT INCOME
Dividends	$492,555
Interest	13,173

Total income	505,728

EXPENSES
Investment management fees	1,044,348
Distribution fees – Class IB	326,358
Administrative fees	155,463
Professional fees	28,283
Printing and mailing expenses	16,733
Custodian fees	5,445
Trustees’ fees	3,232
Miscellaneous	2,649

Gross expenses	1,582,511
Less: Waiver from investment manager	(74,350)

Net expenses	1,508,161

NET INVESTMENT INCOME (LOSS)	(1,002,433)

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	15,980
Futures contracts	19,475,785
Foreign currency transactions	19,369

Net realized gain (loss)	19,511,134

Change in unrealized appreciation (depreciation) on:
Investments in securities	4,991,828
Futures contracts	(2,297,902)
Foreign currency translations	(24,867)

Net change in unrealized appreciation (depreciation)	2,669,059

NET REALIZED AND UNREALIZED GAIN (LOSS)	22,180,193

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$21,177,760

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/JPMORGAN GROWTH ALLOCATION PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31, 2020
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(1,002,433)	$(775,439)
Net realized gain (loss)	19,511,134	11,450,372
Net change in unrealized appreciation (depreciation)	2,669,059	9,862,826

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	21,177,760	20,537,759

Distributions to shareholders:
Class IB	—	(4,204,302)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 2,167,789 and 5,535,416 shares, respectively ]	26,293,075	58,475,459
Capital shares issued in reinvestment of dividends and distributions [ 0 and 393,736 shares, respectively ]	—	4,204,302
Capital shares repurchased [ (111,506) and (453,693) shares, respectively ]	(1,357,075)	(4,735,374)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	24,936,000	57,944,387

TOTAL INCREASE (DECREASE) IN NET ASSETS	46,113,760	74,277,844
NET ASSETS:
Beginning of period	239,730,559	165,452,715

End of period	$285,844,319	$239,730,559

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/JPMORGAN GROWTH ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31,						November 13, 2017* to December 31, 2017
Class IB			2020		2019		2018
Net asset value, beginning of period	$11.57		$10.85		$9.60		$10.15		$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	(0.05)		(0.04)		0.10		0.10		0.01
Net realized and unrealized gain (loss)	1.03		0.97		1.43		(0.58)		0.16

Total from investment operations	0.98		0.93		1.53		(0.48)		0.17

Less distributions:
Dividends from net investment income	—		—	#	(0.08)		(0.05)		(0.02)
Distributions from net realized gains	—		(0.21)		(0.20)		(0.02)		—

Total dividends and distributions	—		(0.21)		(0.28)		(0.07)		(0.02)

Net asset value, end of period	$12.55		$11.57		$10.85		$9.60		$10.15

Total return (b)	8.47%		8.76%		15.92%		(4.73)%		1.66%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$285,844		$239,731		$165,453		$69,223		$102
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	1.15	%(j)	1.16	%(j)	1.15	%(k)	1.15	%(k)	1.17	%**(m)
Before waivers and reimbursements (a)(f)	1.21%		1.23%		1.25%		1.55%		3.10%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)(x)	(0.77)%		(0.40)%		0.91%		0.99%		0.92	%(l)
Before waivers and reimbursements (a)(f)(x)	(0.82)%		(0.47)%		0.82%		0.59%		(1.02	)%(l)
Portfolio turnover rate^	4	%(z)	50%		14%		62%		1	%(z)

Class K	January 1, 2019 to September 4, 2019‡		Year Ended December 31, 2018		November 13, 2017* to December 31, 2017
Net asset value, beginning of period	$9.60		$10.15		$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.08		0.09		0.02
Net realized and unrealized gain (loss)	0.83		(0.54)		0.15

Total from investment operations	0.91		(0.45)		0.17

Less distributions:
Dividends from net investment income	—		(0.08)		(0.02)
Distributions from net realized gains	—		(0.02)		—

Total dividends and distributions	—		(0.10)		(0.02)

Net asset value, end of period	$10.51		$9.60		$10.15

Total return (b)	9.48%		(4.48)%		1.69%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$—		$9,619		$10,065
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.90	%(k)	0.90	%(k)	0.92	%**(m)
Before waivers and reimbursements (a)(f)	1.01%		1.47%		2.85%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)(x)	1.21	%(l)	0.91%		1.17	%(l)
Before waivers and reimbursements (a)(f)(x)	1.11	%(l)	0.34%		(0.76	)%(l)
Portfolio turnover rate^	14%		62%		1	%(z)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/JPMORGAN GROWTH ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

*	Commencement of Operations.
**	Includes Tax Expense of 0.01%.
#	Per share amount is less than $0.005.
‡	After the close of business on September 4, 2019, operations for Class K ceased and shares of seed capital were fully redeemed. The shares are no longer operational, but are still registered.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized. Certain non-recurring expenses incurred by the Portfolio are not annualized for periods less than one year.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.20% for Class IB.
(k)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.20% for Class IB and 0.95% for Class K.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(m)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.21% for Class IB and 0.96% for Class K.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

EQ/JPMORGAN VALUE OPPORTUNITIES PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2021	% of Net Assets
Financials	18.9%
Industrials	15.9
Health Care	14.5
Energy	10.5
Materials	10.0
Consumer Discretionary	8.5
Consumer Staples	7.9
Information Technology	5.9
Communication Services	3.4
Real Estate	2.8
Utilities	0.9
U.S. Government Agency Securities	0.5
Cash and Other	0.3

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IA and Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2021 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/21	Ending Account Value 6/30/21	Expenses Paid During Period* 1/1/21 - 6/30/21
Class IA
Actual	$1,000.00	$1,212.70	$5.27
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.03	4.81
Class IB
Actual	1,000.00	1,212.00	5.27
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.03	4.81
Class K
Actual	1,000.00	1,214.10	3.90
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.27	3.56

* Expenses are equal to the Portfolio’s Class IA, Class IB and Class K shares annualized expense ratio of 0.96%, 0.96% and 0.71%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

EQ/JPMORGAN VALUE OPPORTUNITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (3.4%)
Interactive Media & Services (0.5%)
Alphabet, Inc., Class A*	1,900	$4,639,401

Media (2.9%)
Comcast Corp., Class A	438,200	24,986,164

Total Communication Services		29,625,565

Consumer Discretionary (8.5%)
Automobiles (2.1%)
Ford Motor Co.*	181,100	2,691,146
General Motors Co.*	269,930	15,971,758

		18,662,904

Hotels, Restaurants & Leisure (3.1%)
Darden Restaurants, Inc.	21,423	3,127,544
McDonald’s Corp.	40,600	9,378,194
Royal Caribbean Cruises Ltd.*	169,400	14,446,432

		26,952,170

Household Durables (0.5%)
Toll Brothers, Inc.	77,500	4,480,275

Multiline Retail (0.8%)
Kohl’s Corp.	123,400	6,800,574

Specialty Retail (1.2%)
AutoNation, Inc.*	109,323	10,364,914

Textiles, Apparel & Luxury Goods (0.8%)
Tapestry, Inc.*	170,167	7,398,861

Total Consumer Discretionary		74,659,698

Consumer Staples (7.9%)
Beverages (1.3%)
Coca-Cola Co. (The)	201,200	10,886,932

Food & Staples Retailing (4.0%)
BJ’s Wholesale Club Holdings, Inc.*	89,700	4,267,926
US Foods Holding Corp.*	807,500	30,975,700

		35,243,626

Food Products (2.6%)
Lamb Weston Holdings, Inc.	287,100	23,157,486

Total Consumer Staples		69,288,044

Energy (10.5%)
Energy Equipment & Services (0.3%)
Schlumberger NV	86,000	2,752,860

Oil, Gas & Consumable Fuels (10.2%)
Chevron Corp.	140,800	14,747,392
Diamondback Energy, Inc.	145,400	13,651,606
EOG Resources, Inc.	214,800	17,922,912
Occidental Petroleum Corp.	241,200	7,542,324
Phillips 66	170,500	14,632,310
Pioneer Natural Resources Co.	130,305	21,177,169

		89,673,713

Total Energy		92,426,573

Financials (18.9%)
Banks (12.1%)
Bank of America Corp.	687,000	28,325,010
Citigroup, Inc.	339,355	24,009,366
People’s United Financial, Inc.	496,500	8,510,010
Truist Financial Corp.	218,300	12,115,650
Wells Fargo & Co.	736,600	33,360,614

		106,320,650

Capital Markets (3.4%)
Intercontinental Exchange, Inc.	78,600	9,329,820
State Street Corp.	252,100	20,742,788

		30,072,608

Insurance (3.4%)
American International Group, Inc.	321,100	15,284,360
Prudential Financial, Inc.	140,400	14,386,788

		29,671,148

Total Financials		166,064,406

Health Care (14.5%)
Biotechnology (5.5%)
AbbVie, Inc.	113,300	12,762,112
Biogen, Inc.*	16,100	5,574,947
BioMarin Pharmaceutical, Inc.*	24,100	2,010,904
Regeneron Pharmaceuticals, Inc.*	27,700	15,471,558
Vertex Pharmaceuticals, Inc.*	63,500	12,803,505

		48,623,026

Health Care Equipment & Supplies (1.2%)
Zimmer Biomet Holdings, Inc.	62,900	10,115,578

Health Care Providers & Services (5.6%)
Centene Corp.*	116,800	8,518,224
Cigna Corp.	98,000	23,232,860
CVS Health Corp.	77,600	6,474,944
UnitedHealth Group, Inc.	27,600	11,052,144

		49,278,172

Pharmaceuticals (2.2%)
Bristol-Myers Squibb Co.	260,500	17,406,610
Organon & Co.*	73,200	2,215,032

		19,621,642

Total Health Care		127,638,418

Industrials (15.9%)
Aerospace & Defense (4.6%)
Boeing Co. (The)*	82,400	19,739,744
Raytheon Technologies Corp.	241,700	20,619,427

		40,359,171

Air Freight & Logistics (1.7%)
FedEx Corp.	51,100	15,244,663

Airlines (1.7%)
Spirit Airlines, Inc.*	213,690	6,504,723
United Airlines Holdings, Inc.*	167,500	8,758,575

		15,263,298

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/JPMORGAN VALUE OPPORTUNITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Building Products (4.1%)
Carrier Global Corp.	124,500	$6,050,700
Owens Corning	203,800	19,952,020
Trane Technologies plc	54,162	9,973,391

		35,976,111

Industrial Conglomerates (1.4%)
Honeywell International, Inc.	54,700	11,998,445

Machinery (1.4%)
Parker-Hannifin Corp.	41,000	12,591,510

Road & Rail (1.0%)
Norfolk Southern Corp.	32,300	8,572,743

Total Industrials		140,005,941

Information Technology (5.9%)
Communications Equipment (1.3%)
Cisco Systems, Inc.	221,000	11,713,000

IT Services (2.3%)
Sabre Corp.*	528,900	6,600,672
WEX, Inc.*	70,900	13,747,510

		20,348,182

Semiconductors & Semiconductor Equipment (1.3%)
Intel Corp.	116,300	6,529,082
ON Semiconductor Corp.*	112,800	4,317,984

		10,847,066

Technology Hardware, Storage & Peripherals (1.0%)
Seagate Technology Holdings plc	102,500	9,012,825

Total Information Technology		51,921,073

Materials (10.0%)
Chemicals (4.5%)
Celanese Corp.	90,844	13,771,950
Eastman Chemical Co.	49,100	5,732,425
FMC Corp.	184,600	19,973,720

		39,478,095

Containers & Packaging (1.3%)
Westrock Co.	218,900	11,649,858

Metals & Mining (4.2%)
Alcoa Corp.*	252,800	9,313,152
Freeport-McMoRan, Inc.	756,100	28,058,871

		37,372,023

Total Materials		88,499,976

Real Estate (2.8%)
Equity Real Estate Investment Trusts (REITs) (2.8%)
AvalonBay Communities, Inc. (REIT)	44,200	9,224,098
Host Hotels & Resorts, Inc. (REIT)*	652,600	11,152,934
Prologis, Inc. (REIT)	35,800	4,279,174

Total Real Estate		24,656,206

Utilities (0.9%)
Electric Utilities (0.9%)
PG&E Corp.*	753,600	7,664,112

Total Utilities		7,664,112

Total Common Stocks (99.2%) (Cost $661,552,025)		872,450,012

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENT:
U.S. Government Agency Security (0.5%)
FHLB 0.00%, 7/1/21 (o)(p)	$4,313,000	4,313,000

Total Short-Term Investment (0.5%) (Cost $4,313,000)		4,313,000

Total Investments in Securities (99.7%) (Cost $665,865,025)		876,763,012
Other Assets Less Liabilities (0.3%)		2,792,277

Net Assets (100%)		$879,555,289

*	Non-income producing.
(o)	Discount Note Security. Effective rate calculated as of June 30, 2021.
(p)	Yield to maturity.

Glossary:
FHLB	— Federal Home Loan Bank

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/JPMORGAN VALUE OPPORTUNITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2021:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$29,625,565	$—	$—	$29,625,565
Consumer Discretionary	74,659,698	—	—	74,659,698
Consumer Staples	69,288,044	—	—	69,288,044
Energy	92,426,573	—	—	92,426,573
Financials	166,064,406	—	—	166,064,406
Health Care	127,638,418	—	—	127,638,418
Industrials	140,005,941	—	—	140,005,941
Information Technology	51,921,073	—	—	51,921,073
Materials	88,499,976	—	—	88,499,976
Real Estate	24,656,206	—	—	24,656,206
Utilities	7,664,112	—	—	7,664,112
Short-Term Investment
U.S. Government Agency Security	—	4,313,000	—	4,313,000

Total Assets	$872,450,012	$4,313,000	$—	$876,763,012

Total Liabilities	$—	$—	$—	$—

Total	$872,450,012	$4,313,000	$—	$876,763,012

The Portfolio held no derivatives contracts during the six months ended June 30, 2021.

Investment security transactions for the six months ended June 30, 2021 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$383,860,747
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$434,756,744

As of June 30, 2021, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$214,067,998
Aggregate gross unrealized depreciation	(5,128,073)

Net unrealized appreciation	$208,939,925

Federal income tax cost of investments in securities and derivative instruments, if applicable	$667,823,087

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/JPMORGAN VALUE OPPORTUNITIES PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2021 (Unaudited)

ASSETS
Investments in Securities, at value (Cost $665,865,025)	$876,763,012
Cash	314
Receivable for securities sold	6,608,280
Receivable for Portfolio shares sold	797,430
Dividends, interest and other receivables	552,105
Other assets	8,483

Total assets	884,729,624

LIABILITIES
Payable for securities purchased	4,242,764
Investment management fees payable	433,769
Payable for Portfolio shares redeemed	267,479
Distribution fees payable – Class IB	89,557
Administrative fees payable	67,302
Distribution fees payable – Class IA	7,370
Accrued expenses	66,094

Total liabilities	5,174,335

NET ASSETS	$879,555,289

Net assets were comprised of:
Paid in capital	$553,228,142
Total distributable earnings (loss)	326,327,147

Net assets	$879,555,289

Class IA
Net asset value, offering and redemption price per share, $35,378,683 / 1,446,461 shares outstanding (unlimited amount authorized: $0.01 par value)	$24.46

Class IB
Net asset value, offering and redemption price per share, $432,214,799 / 17,616,611 shares outstanding (unlimited amount authorized: $0.01 par value)	$24.53

Class K
Net asset value, offering and redemption price per share, $411,961,807 / 16,817,783 shares outstanding (unlimited amount authorized: $0.01 par value)	$24.50

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2021 (Unaudited)

INVESTMENT INCOME
Dividends	$6,218,232
Interest	600

Total income	6,218,832

EXPENSES
Investment management fees	2,523,628
Distribution fees – Class IB	492,228
Administrative fees	393,039
Distribution fees – Class IA	40,975
Professional fees	36,229
Printing and mailing expenses	33,485
Custodian fees	21,303
Trustees’ fees	10,561
Miscellaneous	4,536

Total expenses	3,555,984

NET INVESTMENT INCOME (LOSS)	2,662,848

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities	111,984,023
Net change in unrealized appreciation (depreciation) on investments in securities	45,069,319

NET REALIZED AND UNREALIZED GAIN (LOSS)	157,053,342

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$159,716,190

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/JPMORGAN VALUE OPPORTUNITIES PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31, 2020
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$2,662,848	$7,763,595
Net realized gain (loss)	111,984,023	3,658,935
Net change in unrealized appreciation (depreciation)	45,069,319	87,600,538

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	159,716,190	99,023,068

Distributions to shareholders:
Class IA	—	(659,925)
Class IB	—	(7,910,342)
Class K	—	(11,036,927)

Total distributions to shareholders	—	(19,607,194)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 185,952 and 386,157 shares, respectively ]	4,363,128	6,408,420
Capital shares issued in reinvestment of dividends and distributions [ 0 and 37,698 shares, respectively ]	—	659,925
Capital shares repurchased [ (124,312) and (286,637) shares, respectively ]	(2,908,886)	(4,925,167)

Total Class IA transactions	1,454,242	2,143,178

Class IB
Capital shares sold [ 2,026,227 and 3,048,334 shares, respectively ]	48,315,936	49,021,281
Capital shares issued in reinvestment of dividends and distributions [ 0 and 450,788 shares, respectively ]	—	7,910,342
Capital shares repurchased [ (975,460) and (2,013,574) shares, respectively ]	(22,747,444)	(32,760,284)

Total Class IB transactions	25,568,492	24,171,339

Class K
Capital shares sold [ 240,693 and 5,181,204 shares, respectively ]	5,779,834	73,987,704
Capital shares issued in reinvestment of dividends and distributions [ 0 and 626,333 shares, respectively ]	—	11,036,927
Capital shares repurchased [ (4,076,098) and (4,115,794) shares, respectively ]	(92,865,891)	(70,569,253)

Total Class K transactions	(87,086,057)	14,455,378

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(60,063,323)	40,769,895

TOTAL INCREASE (DECREASE) IN NET ASSETS	99,652,867	120,185,769
NET ASSETS:
Beginning of period	779,902,422	659,716,653

End of period	$879,555,289	$779,902,422

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/JPMORGAN VALUE OPPORTUNITIES PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31,
Class IA			2020	2019	2018	2017		2016
Net asset value, beginning of period	$20.17		$18.67	$15.01	$19.58	$18.56		$15.41

Income (loss) from investment operations:
Net investment income (loss) (e)	0.06		0.18	0.21	0.20	0.17		0.18
Net realized and unrealized gain (loss)	4.23		1.81	3.91	(3.09)	3.05		3.14

Total from investment operations	4.29		1.99	4.12	(2.89)	3.22		3.32

Less distributions:
Dividends from net investment income	—		(0.19)	(0.22)	(0.19)	(0.17)		(0.17)
Distributions from net realized gains	—		(0.30)	(0.24)	(1.49)	(2.03)		—

Total dividends and distributions	—		(0.49)	(0.46)	(1.68)	(2.20)		(0.17)

Net asset value, end of period	$24.46		$20.17	$18.67	$15.01	$19.58		$18.56

Total return (b)	21.27%		11.07%	27.49%	(15.38)%	17.70	%(bb)	21.51%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$35,379		$27,936	$23,296	$16,030	$16,806		$18,548
Ratio of expenses to average net assets:
After waivers (a)(f)	0.96%		0.98%	0.98%	0.98%	0.98%		0.99%
Before waivers (a)(f)	0.96%		0.98%	0.98%	0.98%	0.98%		0.99%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	0.51%		1.10%	1.20%	1.04%	0.84%		1.09%
Before waivers (a)(f)	0.51%		1.10%	1.20%	1.04%	0.84%		1.09%
Portfolio turnover rate^	46	%(z)	146%	153%	151%	120%		188%

	Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31,
Class IB			2020	2019	2018	2017		2016
Net asset value, beginning of period	$20.24		$18.73	$15.05	$19.63	$18.60		$15.44

Income (loss) from investment operations:
Net investment income (loss) (e)	0.06		0.18	0.21	0.20	0.17		0.18
Net realized and unrealized gain (loss)	4.23		1.82	3.93	(3.10)	3.06		3.15

Total from investment operations	4.29		2.00	4.14	(2.90)	3.23		3.33

Less distributions:
Dividends from net investment income	—		(0.19)	(0.22)	(0.19)	(0.17)		(0.17)
Distributions from net realized gains	—		(0.30)	(0.24)	(1.49)	(2.03)		—

Total dividends and distributions	—		(0.49)	(0.46)	(1.68)	(2.20)		(0.17)

Net asset value, end of period	$24.53		$20.24	$18.73	$15.05	$19.63		$18.60

Total return (b)	21.20%		11.09%	27.55%	(15.39)%	17.72	%(bb)	21.53%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$432,215		$335,218	$282,436	$205,941	$212,854		$146,512
Ratio of expenses to average net assets:
After waivers (a)(f)	0.96%		0.98%	0.98%	0.98%	0.98%		0.99%
Before waivers (a)(f)	0.96%		0.98%	0.98%	0.98%	0.98%		0.99%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	0.51%		1.11%	1.19%	1.04%	0.84%		1.09%
Before waivers (a)(f)	0.51%		1.11%	1.19%	1.04%	0.84%		1.09%
Portfolio turnover rate^	46	%(z)	146%	153%	151%	120%		188%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/JPMORGAN VALUE OPPORTUNITIES PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31,
Class K			2020	2019	2018	2017		2016
Net asset value, beginning of period	$20.18		$18.67	$15.00	$19.58	$18.55		$15.40

Income (loss) from investment operations:
Net investment income (loss) (e)	0.09		0.23	0.25	0.24	0.21		0.22
Net realized and unrealized gain (loss)	4.23		1.81	3.92	(3.09)	3.06		3.14

Total from investment operations	4.32		2.04	4.17	(2.85)	3.27		3.36

Less distributions:
Dividends from net investment income	—		(0.23)	(0.26)	(0.24)	(0.21)		(0.21)
Distributions from net realized gains	—		(0.30)	(0.24)	(1.49)	(2.03)		—

Total dividends and distributions	—		(0.53)	(0.50)	(1.73)	(2.24)		(0.21)

Net asset value, end of period	$24.50		$20.18	$18.67	$15.00	$19.58		$18.55

Total return (b)	21.41%		11.35%	27.87%	(15.19)%	18.04	%(bb)	21.83%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$411,962		$416,748	$353,985	$350,611	$447,308		$409,832
Ratio of expenses to average net assets:
After waivers (a)(f)	0.71%		0.73%	0.73%	0.73%	0.73%		0.74%
Before waivers (a)(f)	0.71%		0.73%	0.73%	0.73%	0.73%		0.74%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	0.75%		1.36%	1.43%	1.28%	1.08%		1.35%
Before waivers (a)(f)	0.75%		1.36%	1.43%	1.28%	1.08%		1.35%
Portfolio turnover rate^	46	%(z)	146%	153%	151%	120%		188%
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(z)	Portfolio turnover rate for periods less than one year is not annualized.
(bb)	Includes a litigation payment. Without this payment, the total return would have been 17.46% for Class IA, 17.48% for Class IB and 17.79% for Class K.

See Notes to Financial Statements.

EQ/LARGE CAP CORE MANAGED VOLATILITY PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2021	% of Net Assets
Information Technology	22.5%
Communication Services	10.2
Health Care	10.2
Exchange Traded Funds	9.7
Consumer Discretionary	9.3
Financials	9.0
Industrials	6.4
Investment Company	5.0
Consumer Staples	4.3
Energy	2.9
Materials	2.5
Utilities	1.8
Real Estate	1.6
Repurchase Agreements	0.5
Cash and Other	4.1

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IA and Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2021 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/21	Ending Account Value 6/30/21	Expenses Paid During Period* 1/1/21 - 6/30/21
Class IA
Actual	$1,000.00	$1,149.00	$4.60
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.52	4.32
Class IB
Actual	1,000.00	1,148.00	4.60
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.52	4.32
Class K
Actual	1,000.00	1,149.70	3.27
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.75	3.07

* Expenses are equal to the Portfolio’s Class IA, Class IB and Class K shares annualized expense ratio of 0.86%, 0.86% and 0.61%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

EQ/LARGE CAP CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (10.2%)
Diversified Telecommunication Services (0.9%)
AT&T, Inc.	263,964	$7,596,884
Cogent Communications Holdings, Inc.	104,035	7,999,251
Lumen Technologies, Inc.	36,349	493,983
Verizon Communications, Inc.	153,069	8,576,456

		24,666,574

Entertainment (1.2%)
Activision Blizzard, Inc.	48,279	4,607,748
Electronic Arts, Inc.	10,517	1,512,660
Live Nation Entertainment, Inc.*	5,273	461,862
Netflix, Inc.*	23,891	12,619,465
Take-Two Interactive Software, Inc.*	4,143	733,394
Walt Disney Co. (The)*	67,068	11,788,543

		31,723,672

Interactive Media & Services (6.5%)
Alphabet, Inc., Class A*	16,645	40,643,595
Alphabet, Inc., Class C*	22,128	55,459,849
Facebook, Inc., Class A*	203,295	70,687,704
Pinterest, Inc., Class A*	29,852	2,356,815
Twitter, Inc.*	29,390	2,022,326

		171,170,289

Media (1.5%)
Charter Communications, Inc., Class A*	28,670	20,683,972
Comcast Corp., Class A	233,806	13,331,618
Discovery, Inc., Class A (x)*	6,362	195,186
Discovery, Inc., Class C*	11,022	319,418
DISH Network Corp., Class A*	9,371	391,708
Fox Corp., Class A	11,435	424,582
Fox Corp., Class B	6,157	216,726
Interpublic Group of Cos., Inc. (The)	15,258	495,732
News Corp., Class A	14,137	364,311
News Corp., Class B	4,181	101,807
Omnicom Group, Inc.	7,879	630,241
ViacomCBS, Inc.	22,572	1,020,254

		38,175,555

Wireless Telecommunication Services (0.1%)
T-Mobile US, Inc.*	21,781	3,154,542

Total Communication Services		268,890,632

Consumer Discretionary (9.3%)
Auto Components (0.1%)
Aptiv plc*	9,943	1,564,332
BorgWarner, Inc.	8,889	431,472
Luminar Technologies, Inc. (x)*	69,470	1,524,867

		3,520,671

Automobiles (0.9%)
Ford Motor Co.*	143,895	2,138,280
General Motors Co.*	47,345	2,801,403
Tesla, Inc.*	28,424	19,319,793

		24,259,476

Distributors (0.1%)
Genuine Parts Co.	5,317	672,441
LKQ Corp.*	10,275	505,736
Pool Corp.	1,467	672,854

		1,851,031

Hotels, Restaurants & Leisure (1.6%)
Booking Holdings, Inc.*	1,526	3,339,025
Caesars Entertainment, Inc.*	7,952	825,020
Carnival Corp.*	29,302	772,401
Chipotle Mexican Grill, Inc.*	4,129	6,401,354
Darden Restaurants, Inc.	4,777	697,394
Domino’s Pizza, Inc.	1,390	648,421
Expedia Group, Inc.*	5,328	872,247
Hilton Grand Vacations, Inc.*	80,202	3,319,561
Hilton Worldwide Holdings, Inc.*	10,222	1,232,978
Las Vegas Sands Corp.*	12,182	641,870
Marriott International, Inc., Class A*	9,795	1,337,213
McDonald’s Corp.	27,623	6,380,637
MGM Resorts International	14,793	630,921
Norwegian Cruise Line Holdings Ltd. (x)*	13,871	407,946
Penn National Gaming, Inc.*	5,171	395,530
Royal Caribbean Cruises Ltd.*	41,581	3,546,028
Starbucks Corp.	43,351	4,847,075
Wynn Resorts Ltd.*	22,847	2,794,188
Yum! Brands, Inc.	29,230	3,362,327

		42,452,136

Household Durables (0.4%)
DR Horton, Inc.	29,279	2,645,943
Garmin Ltd.	5,683	821,989
Leggett & Platt, Inc.	4,897	253,714
Lennar Corp., Class A	47,912	4,760,057
Mohawk Industries, Inc.*	2,042	392,452
Newell Brands, Inc.	14,068	386,448
NVR, Inc.*	126	626,636
PulteGroup, Inc.	9,822	535,987
Whirlpool Corp.	2,209	481,606

		10,904,832

Internet & Direct Marketing Retail (3.3%)
Amazon.com, Inc.*	24,105	82,925,057
eBay, Inc.	23,749	1,667,417
Etsy, Inc.*	4,830	994,207

		85,586,681

Leisure Products (0.0%)
Hasbro, Inc.	4,621	436,777

Multiline Retail (0.9%)
Dollar General Corp.	20,036	4,335,590
Dollar Tree, Inc.*	22,098	2,198,751
Target Corp.	72,510	17,528,567

		24,062,908

Specialty Retail (1.4%)
Advance Auto Parts, Inc.	2,505	513,876
American Eagle Outfitters, Inc.	103,697	3,891,748
AutoZone, Inc.*	788	1,175,869
Best Buy Co., Inc.	8,026	922,830
Burlington Stores, Inc.*	8,269	2,662,535

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
CarMax, Inc.*	6,088	$786,265
Gap, Inc. (The)	7,423	249,784
Home Depot, Inc. (The)	39,216	12,505,590
L Brands, Inc.	8,683	625,697
Lowe’s Cos., Inc.	26,072	5,057,186
O’Reilly Automotive, Inc.*	2,585	1,463,653
Ross Stores, Inc.	13,109	1,625,516
TJX Cos., Inc. (The)	44,818	3,021,630
Tractor Supply Co.	4,256	791,871
Ulta Beauty, Inc.*	1,941	671,140

		35,965,190

Textiles, Apparel & Luxury Goods (0.6%)
Hanesbrands, Inc.	13,156	245,623
Levi Strauss & Co., Class A	161,100	4,465,692
NIKE, Inc., Class B	62,549	9,663,195
PVH Corp.*	2,634	283,392
Ralph Lauren Corp.	1,752	206,403
Tapestry, Inc.*	10,730	466,540
Under Armour, Inc., Class A*	6,956	147,119
Under Armour, Inc., Class C*	7,966	147,929
VF Corp.	11,786	966,923

		16,592,816

Total Consumer Discretionary		245,632,518

Consumer Staples (4.3%)
Beverages (0.8%)
Brown-Forman Corp., Class B	6,634	497,152
Coca-Cola Co. (The)	143,527	7,766,246
Constellation Brands, Inc., Class A	11,926	2,789,372
Molson Coors Beverage Co., Class B*	50,613	2,717,412
Monster Beverage Corp.*	13,613	1,243,547
PepsiCo, Inc.	51,068	7,566,746

		22,580,475

Food & Staples Retailing (0.7%)
Costco Wholesale Corp.	16,299	6,449,025
Kroger Co. (The)	27,506	1,053,755
Sysco Corp.	18,794	1,461,234
Walgreens Boots Alliance, Inc.	26,407	1,389,272
Walmart, Inc.	50,642	7,141,535

		17,494,821

Food Products (0.9%)
Archer-Daniels-Midland Co.	20,562	1,246,057
Campbell Soup Co.	7,584	345,755
Conagra Brands, Inc.	17,830	648,655
General Mills, Inc.	22,514	1,371,778
Hershey Co. (The)	5,335	929,250
Hormel Foods Corp.	9,960	475,590
J M Smucker Co. (The)	3,957	512,708
Kellogg Co.	9,372	602,901
Kraft Heinz Co. (The)	72,288	2,947,905
Lamb Weston Holdings, Inc.	140,629	11,343,135
McCormick & Co., Inc. (Non-Voting)	9,328	823,849
Mondelez International, Inc., Class A	51,997	3,246,693
Tyson Foods, Inc., Class A	10,852	800,444

		25,294,720

Household Products (0.8%)
Church & Dwight Co., Inc.	35,487	3,024,202
Clorox Co. (The)	4,568	821,829
Colgate-Palmolive Co.	31,246	2,541,862
Kimberly-Clark Corp.	12,442	1,664,491
Procter & Gamble Co. (The)	90,298	12,183,909

		20,236,293

Personal Products (0.2%)
Estee Lauder Cos., Inc. (The), Class A	16,824	5,351,378

Tobacco (0.9%)
Altria Group, Inc.	68,441	3,263,267
Philip Morris International, Inc.	200,813	19,902,576

		23,165,843

Total Consumer Staples		114,123,530

Energy (2.9%)
Energy Equipment & Services (0.3%)
Baker Hughes Co.	26,246	600,246
Halliburton Co.	32,457	750,406
NOV, Inc.*	14,028	214,909
Schlumberger NV	51,487	1,648,099
TechnipFMC plc*	584,800	5,292,440

		8,506,100

Oil, Gas & Consumable Fuels (2.6%)
APA Corp.	12,981	280,779
Cabot Oil & Gas Corp.	14,224	248,351
Chevron Corp.	86,239	9,032,673
ConocoPhillips	105,059	6,398,093
Devon Energy Corp.	22,374	653,097
Diamondback Energy, Inc.	6,880	645,963
EOG Resources, Inc.	51,130	4,266,287
Equitrans Midstream Corp.	140,547	1,196,055
Exxon Mobil Corp.	318,820	20,111,166
Hess Corp.	9,851	860,189
Kinder Morgan, Inc.	71,688	1,306,872
Kosmos Energy Ltd.*	1,699,900	5,881,654
Marathon Oil Corp.	28,759	391,697
Marathon Petroleum Corp.	23,981	1,448,932
Occidental Petroleum Corp.	253,678	7,932,511
ONEOK, Inc.	16,842	937,089
Phillips 66	16,084	1,380,329
Pioneer Natural Resources Co.	8,548	1,389,221
Valero Energy Corp.	15,037	1,174,089
Williams Cos., Inc. (The)	44,694	1,186,626

		66,721,673

Total Energy		75,227,773

Financials (9.0%)
Banks (3.2%)
Bank of America Corp.	622,553	25,667,860
Citigroup, Inc.	76,238	5,393,838
Citizens Financial Group, Inc.	15,653	718,003
Comerica, Inc.	5,200	370,968
Fifth Third Bancorp	26,182	1,000,938
First Republic Bank	6,448	1,206,872
Huntington Bancshares, Inc.	54,313	775,047
JPMorgan Chase & Co.	142,279	22,130,076

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
KeyCorp	35,743	$738,093
M&T Bank Corp.	4,926	715,797
People’s United Financial, Inc.	15,497	265,619
PNC Financial Services Group, Inc. (The)‡	15,613	2,978,336
Popular, Inc.	42,625	3,199,006
Regions Financial Corp.	35,374	713,847
SVB Financial Group*	8,303	4,620,038
Truist Financial Corp.	49,607	2,753,189
US Bancorp	49,655	2,828,845
Wells Fargo & Co.	152,227	6,894,361
Zions Bancorp NA	5,981	316,156

		83,286,889

Capital Markets (2.6%)
Ameriprise Financial, Inc.	4,299	1,069,935
Bank of New York Mellon Corp. (The)	29,612	1,517,023
BlackRock, Inc.‡	5,227	4,573,468
Blackstone Group, Inc. (The), Class A	66,785	6,487,495
Cboe Global Markets, Inc.	3,738	445,009
Charles Schwab Corp. (The)	55,653	4,052,095
CME Group, Inc.	19,680	4,185,542
Franklin Resources, Inc.	9,918	317,277
Goldman Sachs Group, Inc. (The)	12,548	4,762,342
Intercontinental Exchange, Inc.	48,094	5,708,758
Invesco Ltd.	14,180	379,031
MarketAxess Holdings, Inc.	1,408	652,735
Moody’s Corp.	14,699	5,326,477
Morgan Stanley	150,459	13,795,586
MSCI, Inc.	9,199	4,903,803
Nasdaq, Inc.	17,657	3,104,101
Northern Trust Corp.	7,637	882,990
Raymond James Financial, Inc.	4,357	565,974
S&P Global, Inc.	8,863	3,637,818
State Street Corp.	12,954	1,065,855
T. Rowe Price Group, Inc.	8,393	1,661,562

		69,094,876

Consumer Finance (0.3%)
American Express Co.	24,027	3,969,981
Capital One Financial Corp.	16,652	2,575,898
Discover Financial Services	11,293	1,335,849
Synchrony Financial	19,533	947,741

		8,829,469

Diversified Financial Services (0.8%)
Berkshire Hathaway, Inc., Class B*	69,906	19,428,276

Insurance (2.1%)
Aflac, Inc.	23,468	1,259,293
Allstate Corp. (The)	10,852	1,415,535
American International Group, Inc.	31,844	1,515,774
Aon plc, Class A	79,371	18,950,620
Arthur J Gallagher & Co.	7,557	1,058,585
Assurant, Inc.	2,289	357,496
Chubb Ltd.	31,600	5,022,504
Cincinnati Financial Corp.	5,554	647,707
Everest Re Group Ltd.	1,454	366,423
Globe Life, Inc.	3,611	343,948
Hartford Financial Services Group, Inc. (The)	13,164	815,773
Lincoln National Corp.	6,213	390,425
Loews Corp.	8,175	446,764
Marsh & McLennan Cos., Inc.	40,944	5,760,002
MetLife, Inc.	27,058	1,619,421
Principal Financial Group, Inc.	9,657	610,226
Progressive Corp. (The)	89,814	8,820,633
Prudential Financial, Inc.	14,618	1,497,906
RenaissanceRe Holdings Ltd.	11,642	1,732,562
Travelers Cos., Inc. (The)	9,287	1,390,357
Unum Group	6,755	191,842
W R Berkley Corp.	5,159	383,984
Willis Towers Watson plc	4,749	1,092,365

		55,690,145

Total Financials		236,329,655

Health Care (10.2%)
Biotechnology (1.9%)
AbbVie, Inc.	65,367	7,362,939
Alexion Pharmaceuticals, Inc.*	8,095	1,487,132
Allakos, Inc.*	8,787	750,146
Amgen, Inc.	21,101	5,143,369
Biogen, Inc.*	5,496	1,903,100
Biohaven Pharmaceutical Holding Co. Ltd.*	27,848	2,703,484
Gilead Sciences, Inc.	46,270	3,186,152
Incyte Corp.*	7,011	589,835
Karuna Therapeutics, Inc.*	11,011	1,255,144
Moderna, Inc.*	57,835	13,590,068
Neurocrine Biosciences, Inc.*	18,693	1,819,203
Regeneron Pharmaceuticals, Inc.*	3,877	2,165,460
Seagen, Inc.*	21,820	3,444,942
Ultragenyx Pharmaceutical, Inc.*	15,614	1,488,795
Vertex Pharmaceuticals, Inc.*	9,572	1,930,002

		48,819,771

Health Care Equipment & Supplies (2.6%)
Abbott Laboratories	83,566	9,687,806
ABIOMED, Inc.*	1,722	537,453
Align Technology, Inc.*	2,652	1,620,372
Baxter International, Inc.	18,599	1,497,219
Becton Dickinson and Co.	10,699	2,601,890
Boston Scientific Corp.*	52,183	2,231,345
Cooper Cos., Inc. (The)	1,811	717,645
Danaher Corp.	34,482	9,253,590
Dentsply Sirona, Inc.	7,737	489,443
Dexcom, Inc.*	3,541	1,512,007
Edwards Lifesciences Corp.*	47,506	4,920,196
Hologic, Inc.*	9,066	604,884
IDEXX Laboratories, Inc.*	3,146	1,986,856
Intuitive Surgical, Inc.*	4,381	4,028,943
Masimo Corp.*	46,775	11,340,599
Medtronic plc	49,639	6,161,689
ResMed, Inc.	5,342	1,316,910
STERIS plc	3,601	742,886
Stryker Corp.	12,052	3,130,266
Teleflex, Inc.	1,719	690,677
West Pharmaceutical Services, Inc.	2,729	979,984
Zimmer Biomet Holdings, Inc.	7,654	1,230,916

		67,283,576

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Health Care Providers & Services (2.8%)
AmerisourceBergen Corp.	5,427	$621,337
Anthem, Inc.	14,337	5,473,867
Cardinal Health, Inc.	10,825	617,999
Centene Corp.*	55,296	4,032,737
Cigna Corp.	12,656	3,000,358
CVS Health Corp.	48,753	4,067,950
DaVita, Inc.*	2,563	308,662
HCA Healthcare, Inc.	9,573	1,979,122
Henry Schein, Inc.*	4,939	366,424
Humana, Inc.	18,679	8,269,567
Laboratory Corp. of America Holdings*	3,594	991,405
McKesson Corp.	5,949	1,137,687
Quest Diagnostics, Inc.	4,880	644,014
UnitedHealth Group, Inc.	103,972	41,634,548
Universal Health Services, Inc., Class B	2,732	400,047

		73,545,724

Health Care Technology (0.0%)
Cerner Corp.	10,936	854,758

Life Sciences Tools & Services (0.8%)
Agilent Technologies, Inc.	11,220	1,658,428
Bio-Rad Laboratories, Inc., Class A*	753	485,150
Charles River Laboratories International, Inc.*	1,832	677,694
Illumina, Inc.*	5,372	2,542,084
IQVIA Holdings, Inc.*	7,043	1,706,660
Mettler-Toledo International, Inc.*	844	1,169,227
PerkinElmer, Inc.	4,096	632,463
Syneos Health, Inc.*	59,489	5,323,671
Thermo Fisher Scientific, Inc.	14,500	7,314,815
Waters Corp.*	2,334	806,654

		22,316,846

Pharmaceuticals (2.1%)
Bristol-Myers Squibb Co.	82,499	5,512,583
Catalent, Inc.*	6,140	663,857
Eli Lilly and Co.	53,617	12,306,174
Johnson & Johnson	97,127	16,000,702
Merck & Co., Inc.	93,697	7,286,816
Organon & Co.*	9,317	281,932
Perrigo Co. plc	5,304	243,188
Pfizer, Inc.	206,458	8,084,895
Viatris, Inc.	46,154	659,541
Zoetis, Inc.	17,497	3,260,741

		54,300,429

Total Health Care		267,121,104

Industrials (6.4%)
Aerospace & Defense (1.3%)
Boeing Co. (The)*	20,363	4,878,160
General Dynamics Corp.	8,331	1,568,394
HEICO Corp., Class A	14,317	1,777,885
Howmet Aerospace, Inc.*	14,792	509,880
Huntington Ingalls Industries, Inc.	1,501	316,336
L3Harris Technologies, Inc.	42,695	9,228,524
Lockheed Martin Corp.	8,974	3,395,313
Northrop Grumman Corp.	5,521	2,006,497
Raytheon Technologies Corp.	55,950	4,773,095
Teledyne Technologies, Inc.*	1,768	740,491
Textron, Inc.	8,509	585,164
TransDigm Group, Inc.*	6,923	4,481,189

		34,260,928

Air Freight & Logistics (0.4%)
CH Robinson Worldwide, Inc.	4,823	451,771
Expeditors International of Washington, Inc.	6,069	768,335
FedEx Corp.	8,980	2,679,003
United Parcel Service, Inc., Class B	26,691	5,550,927

		9,450,036

Airlines (0.1%)
Alaska Air Group, Inc.*	4,518	272,481
American Airlines Group, Inc.*	24,173	512,709
Delta Air Lines, Inc.*	23,498	1,016,523
Southwest Airlines Co.*	21,750	1,154,708
United Airlines Holdings, Inc.*	12,156	635,637

		3,592,058

Building Products (0.4%)
A O Smith Corp.	4,811	346,681
Allegion plc	3,341	465,401
Carrier Global Corp.	110,633	5,376,764
Fortune Brands Home & Security, Inc.	5,351	533,013
Johnson Controls International plc	26,522	1,820,205
Masco Corp.	9,099	536,022
Trane Technologies plc	8,964	1,650,631

		10,728,717

Commercial Services & Supplies (0.3%)
Cintas Corp.	3,249	1,241,118
Copart, Inc.*	7,841	1,033,679
Republic Services, Inc.	7,750	852,577
Rollins, Inc.	8,408	287,554
Waste Connections, Inc.	23,233	2,774,717
Waste Management, Inc.	14,335	2,008,477

		8,198,122

Construction & Engineering (0.2%)
Arcosa, Inc.	84,875	4,985,558
Quanta Services, Inc.	5,378	487,085

		5,472,643

Electrical Equipment (0.4%)
AMETEK, Inc.	26,257	3,505,309
Eaton Corp. plc	14,659	2,172,171
Emerson Electric Co.	22,094	2,126,327
Generac Holdings, Inc.*	2,382	988,887
Rockwell Automation, Inc.	4,277	1,223,308

		10,016,002

Industrial Conglomerates (0.6%)
3M Co.	21,324	4,235,586
General Electric Co.	322,854	4,345,615
Honeywell International, Inc.	25,610	5,617,553
Roper Technologies, Inc.	3,864	1,816,853

		16,015,607

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Machinery (0.9%)
Caterpillar, Inc.	20,260	$4,409,184
Cummins, Inc.	5,291	1,289,999
Deere & Co.	11,541	4,070,626
Dover Corp.	5,476	824,686
Fortive Corp.	12,275	856,058
IDEX Corp.	2,759	607,118
Illinois Tool Works, Inc.	10,611	2,372,195
Ingersoll Rand, Inc.*	13,724	669,868
Otis Worldwide Corp.	15,011	1,227,449
PACCAR, Inc.	12,775	1,140,169
Parker-Hannifin Corp.	4,753	1,459,694
Pentair plc	6,115	412,701
Snap-on, Inc.	2,020	451,329
Stanley Black & Decker, Inc.	5,924	1,214,361
Westinghouse Air Brake Technologies Corp.	6,493	534,374
Xylem, Inc.	6,661	799,054

		22,338,865

Professional Services (0.4%)
Dun & Bradstreet Holdings, Inc.*	77,157	1,648,845
Equifax, Inc.	17,920	4,292,019
IHS Markit Ltd.	13,727	1,546,484
Jacobs Engineering Group, Inc.	4,896	653,224
Leidos Holdings, Inc. (x)	4,841	489,425
Nielsen Holdings plc	13,541	334,057
Robert Half International, Inc.	4,054	360,684
Verisk Analytics, Inc.	5,994	1,047,272

		10,372,010

Road & Rail (1.3%)
CSX Corp.	83,019	2,663,249
JB Hunt Transport Services, Inc.	3,048	496,672
Kansas City Southern	3,310	937,955
Norfolk Southern Corp.	9,276	2,461,943
Old Dominion Freight Line, Inc.	3,531	896,168
Saia, Inc.*	43,780	9,171,472
Union Pacific Corp.	84,166	18,510,628

		35,138,087

Trading Companies & Distributors (0.1%)
Fastenal Co.	21,148	1,099,696
United Rentals, Inc.*	2,699	861,008
WW Grainger, Inc.	1,620	709,560

		2,670,264

Total Industrials		168,253,339

Information Technology (22.5%)
Communications Equipment (0.8%)
Arista Networks, Inc.*	1,969	713,388
Cisco Systems, Inc.	155,455	8,239,115
F5 Networks, Inc.*	2,195	409,719
Juniper Networks, Inc.	12,406	339,304
Motorola Solutions, Inc.	54,379	11,792,086

		21,493,612

Electronic Equipment, Instruments & Components (0.5%)
Amphenol Corp., Class A	22,062	1,509,261
CDW Corp.	5,231	913,594
Corning, Inc.	28,293	1,157,184
IPG Photonics Corp.*	1,451	305,827
Keysight Technologies, Inc.*	6,684	1,032,077
TE Connectivity Ltd.	12,184	1,647,399
Trimble, Inc.*	58,833	4,814,304
Zebra Technologies Corp., Class A*	1,959	1,037,271

		12,416,917

IT Services (4.7%)
Accenture plc, Class A	50,223	14,805,238
Akamai Technologies, Inc.*	5,827	679,428
Automatic Data Processing, Inc.	15,758	3,129,854
Broadridge Financial Solutions, Inc.	4,264	688,764
Cognizant Technology Solutions Corp., Class A	19,434	1,345,999
DXC Technology Co.*	9,971	388,271
Fidelity National Information Services, Inc.	22,871	3,240,135
Fiserv, Inc.*	22,012	2,352,863
FleetCor Technologies, Inc.*	7,202	1,844,144
Gartner, Inc.*	3,091	748,640
Global Payments, Inc.	10,871	2,038,747
GoDaddy, Inc., Class A*	19,647	1,708,503
International Business Machines Corp.	32,904	4,823,397
Jack Henry & Associates, Inc.	60,426	9,880,255
Mastercard, Inc., Class A	81,967	29,925,332
Okta, Inc.*	4,424	1,082,464
Paychex, Inc.	11,818	1,268,072
PayPal Holdings, Inc.*	53,967	15,730,301
VeriSign, Inc.*	3,613	822,644
Visa, Inc., Class A	115,609	27,031,697
Western Union Co. (The)	15,561	357,436

		123,892,184

Semiconductors & Semiconductor Equipment (6.2%)
Advanced Micro Devices, Inc.*	45,115	4,237,652
Analog Devices, Inc.	13,583	2,338,449
Applied Materials, Inc.	33,790	4,811,696
ASML Holding NV (Registered) (NYRS)	11,148	7,701,484
Broadcom, Inc.	24,780	11,816,095
Enphase Energy, Inc.*	12,636	2,320,349
Entegris, Inc.	54,035	6,644,684
Intel Corp.	178,042	9,995,278
KLA Corp.	5,673	1,839,243
Lam Research Corp.	20,881	13,587,267
Maxim Integrated Products, Inc.*	9,805	1,033,055
Microchip Technology, Inc.	10,173	1,523,305
Micron Technology, Inc.*	101,039	8,586,294
Monolithic Power Systems, Inc.	1,564	584,076
NVIDIA Corp.	58,379	46,709,038
NXP Semiconductors NV	10,200	2,098,344
ON Semiconductor Corp.*	76,201	2,916,974
Qorvo, Inc.*	4,135	809,013
QUALCOMM, Inc.	41,537	5,936,883
Skyworks Solutions, Inc.	6,072	1,164,306
Teradyne, Inc.	6,138	822,247
Texas Instruments, Inc.	100,111	19,251,345
Universal Display Corp.	28,685	6,377,536
Xilinx, Inc.	9,050	1,308,992

		164,413,605

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Software (6.7%)
Adobe, Inc.*	36,271	$21,241,748
ANSYS, Inc.*	3,194	1,108,510
Autodesk, Inc.*	8,097	2,363,514
Bill.com Holdings, Inc.*	13,349	2,445,270
Cadence Design Systems, Inc.*	10,272	1,405,415
CDK Global, Inc.	36,198	1,798,678
Citrix Systems, Inc.	4,524	530,529
Fortinet, Inc.*	4,963	1,182,137
Intuit, Inc.	10,083	4,942,384
Microsoft Corp.	424,062	114,878,396
NortonLifeLock, Inc.	21,371	581,719
Oracle Corp.	67,002	5,215,436
Paycom Software, Inc.*	1,743	633,528
PTC, Inc.*	4,003	565,464
salesforce.com, Inc.*	34,153	8,342,553
ServiceNow, Inc.*	12,649	6,951,258
Synopsys, Inc.*	5,611	1,547,458
Tyler Technologies, Inc.*	1,475	667,246

		176,401,243

Technology Hardware, Storage & Peripherals (3.6%)
Apple, Inc.	660,631	90,480,022
Hewlett Packard Enterprise Co.	47,412	691,267
HP, Inc.	44,306	1,337,598
NetApp, Inc.	8,526	697,597
Seagate Technology Holdings plc	7,248	637,317
Western Digital Corp.*	11,271	802,157

		94,645,958

Total Information Technology		593,263,519

Materials (2.5%)
Chemicals (1.4%)
Air Products and Chemicals, Inc.	16,439	4,729,172
Albemarle Corp.	4,295	723,536
Celanese Corp.	4,054	614,586
CF Industries Holdings, Inc.	7,880	405,426
Corteva, Inc.	27,398	1,215,101
Dow, Inc.	27,441	1,736,466
DuPont de Nemours, Inc.	19,337	1,496,877
Eastman Chemical Co.	5,081	593,207
Ecolab, Inc.	9,157	1,886,067
FMC Corp.	4,709	509,514
International Flavors & Fragrances, Inc.	9,159	1,368,355
Linde plc	19,115	5,526,147
LyondellBasell Industries NV, Class A	9,474	974,590
Mosaic Co. (The)	12,191	389,015
Nutrien Ltd.	90,785	5,502,479
PPG Industries, Inc.	8,725	1,481,243
Sherwin-Williams Co. (The)	32,219	8,778,067

		37,929,848

Construction Materials (0.1%)
Martin Marietta Materials, Inc.	2,227	783,481
Vulcan Materials Co.	5,032	875,920

		1,659,401

Containers & Packaging (0.2%)
Amcor plc	54,949	629,716
Avery Dennison Corp.	3,150	662,256
Ball Corp.	12,075	978,316
International Paper Co.	14,475	887,462
Packaging Corp. of America	3,592	486,429
Sealed Air Corp.	5,777	342,287
Westrock Co.	9,705	516,500

		4,502,966

Metals & Mining (0.8%)
Allegheny Technologies, Inc.*	128,667	2,682,707
ArcelorMittal SA (Registered) (NYRS) (x)	305,662	9,493,862
Freeport-McMoRan, Inc.	53,704	1,992,955
Newmont Corp.	81,982	5,196,019
Nucor Corp.	11,246	1,078,829
United States Steel Corp.	92,493	2,219,832

		22,664,204

Total Materials		66,756,419

Real Estate (1.6%)
Equity Real Estate Investment Trusts (REITs) (1.6%)
Alexandria Real Estate Equities, Inc. (REIT)	5,059	920,434
American Tower Corp. (REIT)	16,857	4,553,750
AvalonBay Communities, Inc. (REIT)	5,123	1,069,119
Boston Properties, Inc. (REIT)	5,376	616,036
Crown Castle International Corp. (REIT)	25,225	4,921,398
Digital Realty Trust, Inc. (REIT)	10,351	1,557,411
Duke Realty Corp. (REIT)	13,582	643,108
Equinix, Inc. (REIT)	7,350	5,899,110
Equity Residential (REIT)	12,975	999,075
Essex Property Trust, Inc. (REIT)	2,337	701,123
Extra Space Storage, Inc. (REIT)	5,100	835,482
Federal Realty Investment Trust (REIT)	2,568	300,893
Healthpeak Properties, Inc. (REIT)	19,836	660,340
Host Hotels & Resorts, Inc. (REIT)*	25,591	437,350
Iron Mountain, Inc. (REIT)	10,457	442,540
Kimco Realty Corp. (REIT)	17,089	356,306
Mid-America Apartment Communities, Inc. (REIT)	4,223	711,238
Park Hotels & Resorts, Inc. (REIT)*	152,127	3,135,338
Prologis, Inc. (REIT)	27,230	3,254,802
Public Storage (REIT)	5,599	1,683,563
Realty Income Corp. (REIT)	13,679	912,936
Regency Centers Corp. (REIT)	5,655	362,316
SBA Communications Corp. (REIT)	3,984	1,269,701
Simon Property Group, Inc. (REIT)	12,096	1,578,286
UDR, Inc. (REIT)	10,780	528,004
Ventas, Inc. (REIT)	13,935	795,689
Vornado Realty Trust (REIT)	5,799	270,639
Welltower, Inc. (REIT)	15,369	1,277,164
Weyerhaeuser Co. (REIT)	27,534	947,720

		41,640,871

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Real Estate Management & Development (0.0%)
CBRE Group, Inc., Class A*	12,357	$1,059,366

Total Real Estate		42,700,237

Utilities (1.8%)
Electric Utilities (1.1%)
Alliant Energy Corp.	9,235	514,944
American Electric Power Co., Inc.	18,286	1,546,813
Duke Energy Corp.	28,304	2,794,171
Edison International	13,966	807,514
Entergy Corp.	7,302	728,009
Evergy, Inc.	8,712	526,466
Eversource Energy	12,587	1,009,981
Exelon Corp.	35,951	1,592,989
FirstEnergy Corp.	20,690	769,875
NextEra Energy, Inc.	180,888	13,255,473
NRG Energy, Inc.	8,936	360,121
Pinnacle West Capital Corp.	4,295	352,061
PPL Corp.	27,588	771,636
Southern Co. (The)	38,907	2,354,262
Xcel Energy, Inc.	19,797	1,304,226

		28,688,541

Gas Utilities (0.0%)
Atmos Energy Corp.	4,985	479,108

Independent Power and Renewable Electricity Producers (0.2%)
AES Corp. (The)	162,440	4,234,811

Multi-Utilities (0.5%)
Ameren Corp.	9,329	746,693
CenterPoint Energy, Inc.	107,678	2,640,265
CMS Energy Corp.	10,565	624,180
Consolidated Edison, Inc.	12,726	912,709
Dominion Energy, Inc.	29,666	2,182,528
DTE Energy Co.	7,135	924,696
NiSource, Inc.	13,462	329,819
Public Service Enterprise Group, Inc.	18,599	1,111,104
Sempra Energy	11,621	1,539,550
WEC Energy Group, Inc.	11,615	1,033,154

		12,044,698

Water Utilities (0.0%)
American Water Works Co., Inc.	6,681	1,029,743

Total Utilities		46,476,901

Total Common Stocks (80.7%) (Cost $902,026,264)		2,124,775,627

EXCHANGE TRADED FUNDS (ETF):
Equity (9.7%)
iShares Core S&P 500 ETF	207,444	89,184,324
iShares Morningstar Growth ETF (x)	1,690	109,444
iShares Morningstar U.S. Equity ETF‡	748,508	45,464,376
iShares Morningstar Value ETF (x)	124,226	8,019,807
iShares Russell 1000 ETF (x)	185,999	45,026,638
iShares Russell 1000 Growth ETF (x)	597	162,074
SPDR Portfolio S&P 500 Growth ETF (x)	2,900	182,613
SPDR Portfolio S&P 500 Value ETF (x)	199,100	7,872,414
Vanguard Growth ETF	600	172,086
Vanguard Large-Cap ETF (x)	206,513	41,457,485
Vanguard Russell 1000 Value (x)	111,200	7,739,520
Vanguard Value ETF	58,500	8,041,410

Total Exchange Traded Funds (9.7%) (Cost $96,619,709)		253,432,191

SHORT-TERM INVESTMENTS:
Investment Company (5.0%)
JPMorgan Prime Money Market Fund, IM Shares	132,462,503	132,528,734

	Principal Amount	Value (Note 1)
Repurchase Agreements (0.5%)
Citigroup Global Markets, Inc., 0.07%, dated 6/30/21, due 7/1/21, repurchase price $1,368,496, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-5.000%, maturing 4/30/22-2/15/42; total market value $1,395,863. (xx)	$1,368,494	1,368,494
Deutsche Bank AG, 0.17%, dated 6/30/21, due 7/1/21, repurchase price $600,003, collateralized by various Foreign Government Agency Securities, ranging from 0.125%-1.875%, maturing 2/12/22-2/15/23; total market value $612,021. (xx)	600,000	600,000
Deutsche Bank AG, 0.23%, dated 6/30/21, due 7/1/21, repurchase price $10,000,064, collateralized by various Common Stocks; total market value $11,112,278. (xx)	10,000,000	10,000,000
NBC Global Finance Ltd., 0.28%, dated 6/30/21, due 7/7/21, repurchase price $1,000,008, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 2.125%-3.875%, maturing 12/31/23-4/15/29; total market value $1,111,307. (xx)	1,000,000	1,000,000

Total Repurchase Agreements		12,968,494

Total Short-Term Investments (5.5%) (Cost $145,483,249)		145,497,228

Total Investments in Securities (95.9%) (Cost $1,144,129,222)		2,523,705,046
Other Assets Less Liabilities (4.1%)		108,528,747

Net Assets (100%)		$2,632,233,793

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

*	Non-income producing.
‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.
(x)	All or a portion of security is on loan at June 30, 2021.
(xx)

At June 30, 2021, the Portfolio had loaned securities with a total value of $32,663,213. This was collateralized by $20,677,464 of various U.S. Government Treasury Securities, ranging from 0.000% - 8.000%, maturing 7/8/21 - 2/15/51 and by cash of $12,968,494 which was subsequently invested in joint repurchase agreements as detailed in the Notes to the Financial Statements.

Glossary:

NYRS	— New York Registry Shares
USD	— United States Dollar

Investments in companies which were affiliates for the six months ended June 30, 2021, were as follows:

Security Description	Shares at June 30, 2021	Market Value December 31, 2020 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value June 30, 2021 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
COMMON STOCKS:
Financials
Banks
PNC Financial Services Group, Inc. (The)	15,613	2,498,581	—	(210,858)	148,831	541,782	2,978,336	37,928	—
Capital Markets
BlackRock, Inc.	5,227	4,050,726	—	(305,383)	112,575	715,550	4,573,468	44,001	—
EXCHANGE TRADED FUNDS (ETF):
Equity
iShares Morningstar U.S. Equity ETF**	748,508	42,061,574	—	(1,632,007)	793,456	4,241,353	45,464,376	240,106	—

Total		48,610,881	—	(2,148,248)	1,054,862	5,498,685	53,016,180	322,035	—

**	Not affiliated at December 31, 2020.

Futures contracts outstanding as of June 30, 2021 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 E-Mini Index	1,148	9/2021	USD	246,165,640	3,201,962

					3,201,962

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2021:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$268,890,632	$—	$—	$268,890,632
Consumer Discretionary	245,632,518	—	—	245,632,518
Consumer Staples	114,123,530	—	—	114,123,530
Energy	75,227,773	—	—	75,227,773
Financials	236,329,655	—	—	236,329,655
Health Care	267,121,104	—	—	267,121,104
Industrials	168,253,339	—	—	168,253,339
Information Technology	593,263,519	—	—	593,263,519
Materials	66,756,419	—	—	66,756,419
Real Estate	42,700,237	—	—	42,700,237
Utilities	46,476,901	—	—	46,476,901
Exchange Traded Funds	253,432,191	—	—	253,432,191
Futures	3,201,962	—	—	3,201,962
Short-Term Investments
Investment Company	132,528,734	—	—	132,528,734
Repurchase Agreements	—	12,968,494	—	12,968,494

Total Assets	$2,513,938,514	$12,968,494	$—	$2,526,907,008

Total Liabilities	$—	$—	$—	$—

Total	$2,513,938,514	$12,968,494	$—	$2,526,907,008

Fair Values of Derivative Instruments as of June 30, 2021:

	Statement of Assets and Liabilities
Derivatives Contracts^	Asset Derivatives	Fair Value
Equity contracts	Receivables, Net assets – Unrealized appreciation	$3,201,962	*

Total		$3,201,962

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2021:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$34,817,333	$34,817,333

Total	$34,817,333	$34,817,333

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$(2,547,371)	$(2,547,371)

Total	$(2,547,371)	$(2,547,371)

^ This Portfolio held futures contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

The Portfolio held futures contracts with an average notional balance of approximately $236,998,000 during the six months ended June 30, 2021.

Investment security transactions for the six months ended June 30, 2021 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$335,550,681
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$496,599,997

As of June 30, 2021, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,405,607,910
Aggregate gross unrealized depreciation	(29,472,583)

Net unrealized appreciation	$1,376,135,327

Federal income tax cost of investments in securities and derivative instruments, if applicable	$1,150,771,681

For the six months ended June 30, 2021, the Portfolio incurred approximately $3,306 as brokerage commissions with Sanford C. Bernstein & Co., LLC, an affiliated broker/dealer.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP CORE MANAGED VOLATILITY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2021 (Unaudited)

ASSETS
Investments in Securities, at value (x)
Affiliated Issuers (Cost $18,159,908)	$53,016,180
Unaffiliated Issuers (Cost $1,113,000,820)	2,457,720,372
Repurchase Agreements (Cost $12,968,494)	12,968,494
Cash	109,059,323
Foreign cash (Cost $7)	7
Cash held as collateral at broker for futures	12,754,600
Receivable for securities sold	2,309,164
Dividends, interest and other receivables	1,158,133
Due from broker for futures variation margin	378,840
Receivable for Portfolio shares sold	195,530
Securities lending income receivable	28,636
Other assets	24,371

Total assets	2,649,613,650

LIABILITIES
Payable for return of collateral on securities loaned	12,968,494
Payable for securities purchased	1,513,538
Payable for Portfolio shares redeemed	1,016,191
Investment management fees payable	1,007,061
Distribution fees payable – Class IB	362,187
Administrative fees payable	251,791
Trustees’ fees payable	15,193
Distribution fees payable – Class IA	1,359
Accrued expenses	244,043

Total liabilities	17,379,857

NET ASSETS	$2,632,233,793

Net assets were comprised of:
Paid in capital	$1,106,488,116
Total distributable earnings (loss)	1,525,745,677

Net assets	$2,632,233,793

Class IA
Net asset value, offering and redemption price per share, $6,721,576 / 503,900 shares outstanding (unlimited amount authorized: $0.01 par value)	$13.34

Class IB
Net asset value, offering and redemption price per share, $1,781,529,099 / 133,523,882 shares outstanding (unlimited amount authorized: $0.01 par value)	$13.34

Class K
Net asset value, offering and redemption price per share, $843,983,118 / 63,158,883 shares outstanding (unlimited amount authorized: $0.01 par value)	$13.36

(x)	Includes value of securities on loan of $32,663,213.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2021 (Unaudited)

INVESTMENT INCOME
Dividends ($322,035 of dividend income received from affiliates) (net of $37,318 foreign withholding tax)	$15,287,197
Income from non-cash dividends	1,385,512
Interest	6,849
Securities lending (net)	94,098

Total income	16,773,656

EXPENSES
Investment management fees	5,942,830
Distribution fees – Class IB	2,123,570
Administrative fees	1,501,024
Custodian fees	81,632
Printing and mailing expenses	80,045
Professional fees	62,632
Trustees’ fees	35,974
Distribution fees – Class IA	7,778
Miscellaneous	27,487

Total expenses	9,862,972

NET INVESTMENT INCOME (LOSS)	6,910,684

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities ($1,054,862 realized gain (loss) from affiliates)	157,175,954
Futures contracts	34,817,333

Net realized gain (loss)	191,993,287

Change in unrealized appreciation (depreciation) on:
Investments in securities ($5,498,685 of change in unrealized appreciation (depreciation) from affiliates)	157,192,117
Futures contracts	(2,547,371)

Net change in unrealized appreciation (depreciation)	154,644,746

NET REALIZED AND UNREALIZED GAIN (LOSS)	346,638,033

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$353,548,717

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP CORE MANAGED VOLATILITY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31, 2020
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$6,910,684	$17,237,536
Net realized gain (loss)	191,993,287	210,293,320
Net change in unrealized appreciation (depreciation)	154,644,746	119,822,614

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	353,548,717	347,353,470

Distributions to shareholders:
Class IA	—	(650,611)
Class IB	—	(184,327,485)
Class K	—	(91,727,240)

Total distributions to shareholders	—	(276,705,336)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 14,128 and 25,283 shares, respectively ]	174,604	280,779
Capital shares issued in reinvestment of dividends and distributions [ 0 and 57,464 shares, respectively ]	—	650,611
Capital shares repurchased [ (16,478) and (44,085) shares, respectively ]	(203,508)	(505,745)

Total Class IA transactions	(28,904)	425,645

Class IB
Capital shares sold [ 602,641 and 1,301,537 shares, respectively ]	7,575,256	14,326,967
Capital shares issued in reinvestment of dividends and distributions [ 0 and 16,276,171 shares, respectively ]	—	184,327,485
Capital shares repurchased [ (9,626,133) and (19,537,762) shares, respectively ]	(119,426,428)	(217,447,844)

Total Class IB transactions	(111,851,172)	(18,793,392)

Class K
Capital shares sold [ 70,975 and 1,907,262 shares, respectively ]	879,853	20,679,290
Capital shares issued in reinvestment of dividends and distributions [ 0 and 8,096,511 shares, respectively ]	—	91,727,240
Capital shares repurchased [ (6,602,175) and (13,842,617) shares, respectively ]	(81,582,906)	(154,425,841)

Total Class K transactions	(80,703,053)	(42,019,311)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(192,583,129)	(60,387,058)

TOTAL INCREASE (DECREASE) IN NET ASSETS	160,965,588	10,261,076
NET ASSETS:
Beginning of period	2,471,268,205	2,461,007,129

End of period	$2,632,233,793	$2,471,268,205

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP CORE MANAGED VOLATILITY PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31,
Class IA			2020	2019	2018	2017	2016
Net asset value, beginning of period	$11.61		$11.26	$9.37	$11.04	$9.75	$9.06

Income (loss) from investment operations:
Net investment income (loss) (e)	0.03		0.07	0.14	0.11	0.10	0.10
Net realized and unrealized gain (loss)	1.70		1.71	2.66	(0.75)	2.03	0.79

Total from investment operations	1.73		1.78	2.80	(0.64)	2.13	0.89

Less distributions:
Dividends from net investment income	—		(0.07)	(0.15)	(0.11)	(0.11)	(0.10)
Distributions from net realized gains	—		(1.36)	(0.76)	(0.92)	(0.73)	(0.10)

Total dividends and distributions	—		(1.43)	(0.91)	(1.03)	(0.84)	(0.20)

Net asset value, end of period	$13.34		$11.61	$11.26	$9.37	$11.04	$9.75

Total return (b)	14.90%		16.27%	29.98%	(6.44)%	21.96%	9.78%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$6,722		$5,879	$5,265	$4,362	$4,842	$4,211
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.86%		0.87%	0.87%	0.87%	0.88%	0.88%
Before waivers and rembersements (a)(f)	0.86%		0.87%	0.87%	0.87%	0.88%	0.89%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	0.47%		0.66%	1.27%	1.01%	0.97%	1.11%
Before waivers and rembersements (a)(f)	0.47%		0.66%	1.27%	1.01%	0.97%	1.10%
Portfolio turnover rate^	15	%(z)	31%	14%	16%	17%	16%

	Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31,
Class IB			2020	2019	2018	2017	2016
Net asset value, beginning of period	$11.62		$11.26	$9.37	$11.04	$9.75	$9.06

Income (loss) from investment operations:
Net investment income (loss) (e)	0.03		0.07	0.14	0.11	0.10	0.10
Net realized and unrealized gain (loss)	1.69		1.72	2.66	(0.75)	2.03	0.79

Total from investment operations	1.72		1.79	2.80	(0.64)	2.13	0.89

Less distributions:
Dividends from net investment income	—		(0.07)	(0.15)	(0.11)	(0.11)	(0.10)
Distributions from net realized gains	—		(1.36)	(0.76)	(0.92)	(0.73)	(0.10)

Total dividends and distributions	—		(1.43)	(0.91)	(1.03)	(0.84)	(0.20)

Net asset value, end of period	$13.34		$11.62	$11.26	$9.37	$11.04	$9.75

Total return (b)	14.80%		16.36%	29.98%	(6.44)%	21.96%	9.78%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,781,529		$1,655,697	$1,627,605	$1,429,796	$1,758,123	$1,632,833
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.86%		0.87%	0.87%	0.87%	0.88%	0.88%
Before waivers and rembersements (a)(f)	0.86%		0.87%	0.87%	0.87%	0.88%	0.89%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	0.47%		0.67%	1.26%	1.00%	0.97%	1.10%
Before waivers and rembersements (a)(f)	0.47%		0.67%	1.26%	1.00%	0.97%	1.10%
Portfolio turnover rate^	15	%(z)	31%	14%	16%	17%	16%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP CORE MANAGED VOLATILITY PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31,
Class K			2020	2019	2018	2017	2016
Net asset value, beginning of period	$11.62		$11.26	$9.37	$11.04	$9.75	$9.06

Income (loss) from investment operations:
Net investment income (loss) (e)	0.04		0.10	0.16	0.14	0.13	0.13
Net realized and unrealized gain (loss)	1.70		1.72	2.66	(0.75)	2.03	0.79

Total from investment operations	1.74		1.82	2.82	(0.61)	2.16	0.92

Less distributions:
Dividends from net investment income	—		(0.10)	(0.17)	(0.14)	(0.14)	(0.13)
Distributions from net realized gains	—		(1.36)	(0.76)	(0.92)	(0.73)	(0.10)

Total dividends and distributions	—		(1.46)	(0.93)	(1.06)	(0.87)	(0.23)

Net asset value, end of period	$13.36		$11.62	$11.26	$9.37	$11.04	$9.75

Total return (b)	14.97%		16.61%	30.28%	(6.19)%	22.24%	10.06%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$843,983		$809,692	$828,137	$748,561	$942,266	$885,836
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.61%		0.62%	0.62%	0.62%	0.63%	0.63%
Before waivers and reimbursements (a)(f)	0.61%		0.62%	0.62%	0.62%	0.63%	0.64%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	0.72%		0.92%	1.51%	1.25%	1.22%	1.35%
Before waivers and reimbursements (a)(f)	0.72%		0.92%	1.51%	1.25%	1.22%	1.35%
Portfolio turnover rate^	15	%(z)	31%	14%	16%	17%	16%
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

EQ/LARGE CAP GROWTH INDEX PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2021	% of Net Assets
Information Technology	43.6%
Consumer Discretionary	18.3
Communication Services	12.5
Health Care	8.9
Industrials	6.3
Consumer Staples	3.8
Financials	2.3
Real Estate	1.7
Materials	1.0
Energy	0.3
Repurchase Agreements	0.3
Utilities	0.0 #
Cash and Other	1.0

100.0%

#	Less than 0.05%.

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IA and Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2021 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/21	Ending Account Value 6/30/21	Expenses Paid During Period* 1/1/21 - 6/30/21
Class IA
Actual	$1,000.00	$1,126.30	$3.79
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.23	3.61
Class IB
Actual	1,000.00	1,126.10	3.79
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.23	3.61
Class K
Actual	1,000.00	1,127.60	2.48
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.47	2.36

* Expenses are equal to the Portfolio’s Class IA, Class IB and Class K shares annualized expense ratio of 0.72%, 0.72% and 0.47%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)

COMMON STOCKS:
Communication Services (12.5%)
Entertainment (1.7%)
Live Nation Entertainment, Inc.*	5,300	$464,227
Madison Square Garden Sports Corp., Class A*	700	120,799
Netflix, Inc.*	44,758	23,641,623
Playtika Holding Corp.*	7,797	185,880
Roku, Inc.*	11,950	5,488,038
Skillz, Inc. (x)*	30,400	660,288
Spotify Technology SA*	14,100	3,885,819
Take-Two Interactive Software, Inc.*	2,300	407,146
Walt Disney Co. (The)*	9,600	1,687,392
World Wrestling Entertainment, Inc., Class A	3,900	225,771
Zynga, Inc., Class A*	49,100	521,933

		37,288,916

Interactive Media & Services (10.3%)
Alphabet, Inc., Class A*	26,892	65,664,617
Alphabet, Inc., Class C*	25,304	63,419,921
Facebook, Inc., Class A*	247,798	86,161,842
Match Group, Inc.*	27,843	4,489,684
Pinterest, Inc., Class A*	56,500	4,460,675
TripAdvisor, Inc.*	6,200	249,860
Twitter, Inc.*	8,400	578,004
Vimeo, Inc.*	11,888	582,512
Zillow Group, Inc., Class A*	6,100	747,433
Zillow Group, Inc., Class C*	16,900	2,065,518

		228,420,066

Media (0.5%)
Altice USA, Inc., Class A*	15,400	525,756
Cable One, Inc.	300	573,843
Charter Communications, Inc., Class A*	12,966	9,354,321
Nexstar Media Group, Inc., Class A	200	29,576

		10,483,496

Total Communication Services		276,192,478

Consumer Discretionary (18.3%)
Auto Components (0.0%)
Aptiv plc*	5,100	802,383
QuantumScape Corp. (x)*	8,500	248,710

		1,051,093

Automobiles (2.5%)
Tesla, Inc.*	80,338	54,605,739
Thor Industries, Inc.	2,200	248,600

		54,854,339

Distributors (0.1%)
Pool Corp.	4,050	1,857,573

Diversified Consumer Services (0.1%)
Bright Horizons Family Solutions, Inc.*	5,000	735,550
Chegg, Inc.*	11,000	914,210
frontdoor, Inc.*	6,000	298,920

H&R Block, Inc.	15,100	354,548

		2,303,228

Hotels, Restaurants & Leisure (2.4%)
Booking Holdings, Inc.*	4,269	9,340,956
Boyd Gaming Corp.*	1,800	110,682
Caesars Entertainment, Inc.*	12,800	1,328,000
Chipotle Mexican Grill, Inc.*	2,973	4,609,161
Choice Hotels International, Inc.	3,600	427,896
Churchill Downs, Inc.	3,800	753,388
Darden Restaurants, Inc.	9,100	1,328,509
Domino’s Pizza, Inc.	2,700	1,259,523
DraftKings, Inc., Class A (x)*	31,400	1,638,138
Expedia Group, Inc.*	14,535	2,379,525
Hilton Worldwide Holdings, Inc.*	18,900	2,279,718
Las Vegas Sands Corp.*	34,188	1,801,365
Marriott International, Inc., Class A*	28,100	3,836,212
McDonald’s Corp.	13,713	3,167,566
Penn National Gaming, Inc.*	1,000	76,490
Planet Fitness, Inc., Class A*	5,900	443,975
Six Flags Entertainment Corp.*	3,000	129,840
Starbucks Corp.	121,922	13,632,099
Travel + Leisure Co.	5,800	344,810
Vail Resorts, Inc.*	4,100	1,297,732
Wendy’s Co. (The)	18,400	430,928
Wyndham Hotels & Resorts, Inc.	5,900	426,511
Wynn Resorts Ltd.*	10,900	1,333,070
Yum China Holdings, Inc.	3,364	222,865
Yum! Brands, Inc.	2,564	294,937

		52,893,896

Household Durables (0.2%)
DR Horton, Inc.	14,200	1,283,254
NVR, Inc.*	250	1,243,325
PulteGroup, Inc.	7,800	425,646
Tempur Sealy International, Inc.	18,800	736,772
Toll Brothers, Inc.	4,700	271,707
TopBuild Corp.*	2,800	553,784

		4,514,488

Internet & Direct Marketing Retail (7.5%)
Amazon.com, Inc.*	44,994	154,786,559
DoorDash, Inc., Class A*	7,600	1,355,308
eBay, Inc.	70,450	4,946,294
Etsy, Inc. (x)*	13,050	2,686,212
Wayfair, Inc., Class A (x)*	4,300	1,357,553

		165,131,926

Leisure Products (0.2%)
Brunswick Corp.	1,000	99,620
Mattel, Inc.*	36,000	723,600
Peloton Interactive, Inc., Class A*	27,300	3,385,746
Polaris, Inc.	4,050	554,688
YETI Holdings, Inc.*	8,800	808,016

		5,571,670

Multiline Retail (0.4%)
Dollar General Corp.	10,600	2,293,734
Nordstrom, Inc.*	9,600	351,072
Target Corp.	23,100	5,584,194

		8,229,000

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)

Specialty Retail (3.7%)
AutoZone, Inc.*	514	$767,001
Best Buy Co., Inc.	5,900	678,382
Burlington Stores, Inc.*	6,450	2,076,836
CarMax, Inc.*	1,396	180,293
Carvana Co.*	8,000	2,414,560
Five Below, Inc. (x)*	5,700	1,101,639
Floor & Decor Holdings, Inc., Class A*	10,450	1,104,565
GameStop Corp., Class A*	6,100	1,306,254
Home Depot, Inc. (The)	111,332	35,502,661
L Brands, Inc.	14,000	1,008,840
Leslie’s, Inc.*	9,921	272,728
Lithia Motors, Inc., Class A	300	103,092
Lowe’s Cos., Inc.	74,284	14,408,867
O’Reilly Automotive, Inc.*	2,161	1,223,580
Petco Health & Wellness Co., Inc.*	443	9,928
RH*	1,800	1,222,200
Ross Stores, Inc.	36,224	4,491,776
TJX Cos., Inc. (The)	124,842	8,416,848
Tractor Supply Co.	11,900	2,214,114
Ulta Beauty, Inc.*	5,600	1,936,312
Vroom, Inc. (x)*	2,917	122,106
Williams-Sonoma, Inc.	5,879	938,582

		81,501,164

Textiles, Apparel & Luxury Goods (1.2%)
Columbia Sportswear Co.	200	19,672
Deckers Outdoor Corp.*	400	153,628
Hanesbrands, Inc.	21,400	399,538
Lululemon Athletica, Inc.*	11,850	4,324,895
NIKE, Inc., Class B	128,239	19,811,643
Skechers USA, Inc., Class A*	1,500	74,745
Tapestry, Inc.*	2,800	121,744
VF Corp.	21,450	1,759,758

		26,665,623

Total Consumer Discretionary		404,574,000

Consumer Staples (3.8%)
Beverages (1.7%)
Boston Beer Co., Inc. (The), Class A*	1,000	1,020,800
Brown-Forman Corp., Class A	2,300	162,150
Brown-Forman Corp., Class B	9,390	703,687
Coca-Cola Co. (The)	283,762	15,354,362
Monster Beverage Corp.*	35,658	3,257,358
PepsiCo, Inc.	118,716	17,590,150

		38,088,507

Food & Staples Retailing (0.9%)
Costco Wholesale Corp.	42,766	16,921,223
Sysco Corp.	50,336	3,913,624

		20,834,847

Food Products (0.2%)
Beyond Meat, Inc. (x)*	5,100	803,199
Darling Ingredients, Inc.*	800	54,000
Freshpet, Inc.*	4,200	684,432
Hershey Co. (The)	12,969	2,258,941

Kellogg Co.	11,528	741,596
Lamb Weston Holdings, Inc.	4,400	354,904
Pilgrim’s Pride Corp.*	2,000	44,360

		4,941,432

Household Products (0.4%)
Church & Dwight Co., Inc.	1,336	113,854
Clorox Co. (The)	10,374	1,866,386
Colgate-Palmolive Co.	45,800	3,725,830
Kimberly-Clark Corp.	17,500	2,341,150

		8,047,220

Personal Products (0.4%)
Estee Lauder Cos., Inc. (The), Class A	23,674	7,530,226
Herbalife Nutrition Ltd.*	1,784	94,070

		7,624,296

Tobacco (0.2%)
Altria Group, Inc.	106,578	5,081,639

Total Consumer Staples		84,617,941

Energy (0.3%)
Energy Equipment & Services (0.0%)
Halliburton Co.	4,800	110,976

Oil, Gas & Consumable Fuels (0.3%)
Cabot Oil & Gas Corp.	4,800	83,808
Cheniere Energy, Inc.*	24,200	2,099,108
Cimarex Energy Co.	2,000	144,900
Continental Resources, Inc.	600	22,818
Diamondback Energy, Inc.	8,800	826,232
EOG Resources, Inc.	7,100	592,424
Hess Corp.	1,900	165,908
New Fortress Energy, Inc.	2,700	102,276
Occidental Petroleum Corp.	11,100	347,097
Pioneer Natural Resources Co.	9,900	1,608,948
Texas Pacific Land Corp.	600	959,844

		6,953,363

Total Energy		7,064,339

Financials (2.3%)
Banks (0.0%)
Citizens Financial Group, Inc.	7,700	353,199
Sterling Bancorp	1,500	37,185
Synovus Financial Corp.	1,100	48,268
Western Alliance Bancorp	5,400	501,390

		940,042

Capital Markets (1.5%)
Ameriprise Financial, Inc.	6,700	1,667,496
Ares Management Corp.	12,400	788,516
Blackstone Group, Inc. (The), Class A	70,400	6,838,656
FactSet Research Systems, Inc.	3,369	1,130,670
Goldman Sachs Group, Inc. (The)	1,900	721,107
LPL Financial Holdings, Inc.	8,210	1,108,186
MarketAxess Holdings, Inc.	3,900	1,808,001
Moody’s Corp.	15,902	5,762,408
Morningstar, Inc.	2,135	548,930
MSCI, Inc.	5,891	3,140,374

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)

Raymond James Financial, Inc.	600	$77,940
S&P Global, Inc.	17,682	7,257,577
T. Rowe Price Group, Inc.	7,536	1,491,902

		32,341,763

Consumer Finance (0.5%)
American Express Co.	42,900	7,088,367
Credit Acceptance Corp. (x)*	100	45,411
Discover Financial Services	17,300	2,046,417
Synchrony Financial	11,200	543,424
Upstart Holdings, Inc. (x)*	1,215	151,753

		9,875,372

Insurance (0.3%)
Alleghany Corp.*	200	133,414
Aon plc, Class A	13,600	3,247,136
Arch Capital Group Ltd.*	9,600	373,824
Brown & Brown, Inc.	1,400	74,396
Erie Indemnity Co., Class A	1,743	337,009
Everest Re Group Ltd.	900	226,809
GoHealth, Inc., Class A*	4,244	47,575
Lemonade, Inc. (x)*	400	43,764
Lincoln National Corp.	2,900	182,236
Markel Corp.*	300	356,013
Marsh & McLennan Cos., Inc.	6,200	872,216
RenaissanceRe Holdings Ltd.	2,200	327,404

		6,221,796

Thrifts & Mortgage Finance (0.0%)
Rocket Cos., Inc., Class A (x)	13,945	269,836
UWM Holdings Corp. (x)	2,100	17,745

		287,581

Total Financials		49,666,554

Health Care (8.9%)
Biotechnology (2.6%)
AbbVie, Inc.	182,859	20,597,237
Acceleron Pharma, Inc.*	5,400	677,646
Alnylam Pharmaceuticals, Inc.*	12,100	2,051,192
Amgen, Inc.	49,000	11,943,750
CureVac NV*	5,400	396,792
Exact Sciences Corp.*	16,300	2,026,253
Exelixis, Inc.*	27,300	497,406
Horizon Therapeutics plc*	4,200	393,288
Incyte Corp.*	16,300	1,371,319
Ionis Pharmaceuticals, Inc.*	13,300	530,537
Iovance Biotherapeutics, Inc.*	4,500	117,090
Mirati Therapeutics, Inc.*	3,300	533,049
Moderna, Inc.*	34,977	8,218,896
Natera, Inc.*	7,500	851,475
Neurocrine Biosciences, Inc.*	9,600	934,272
Novavax, Inc.*	7,600	1,613,556
Regeneron Pharmaceuticals, Inc.*	1,100	614,394
Sarepta Therapeutics, Inc.*	7,800	606,372
Seagen, Inc.*	12,300	1,941,924
Ultragenyx Pharmaceutical, Inc.*	4,900	467,215
Vertex Pharmaceuticals, Inc.*	10,707	2,158,852

		58,542,515

Health Care Equipment & Supplies (2.8%)
Abbott Laboratories	89,900	10,422,107
ABIOMED, Inc.*	4,600	1,435,706
Align Technology, Inc.*	8,200	5,010,200
Danaher Corp.	3,400	912,424
Dexcom, Inc.*	10,000	4,270,000
Edwards Lifesciences Corp.*	63,876	6,615,637
Globus Medical, Inc., Class A*	400	31,012
IDEXX Laboratories, Inc.*	8,794	5,553,851
Insulet Corp.*	6,800	1,866,668
Intuitive Surgical, Inc.*	12,263	11,277,545
Masimo Corp.*	3,700	897,065
Novocure Ltd.*	10,600	2,351,292
Penumbra, Inc.*	3,500	959,210
ResMed, Inc.	13,432	3,311,257
STERIS plc	500	103,150
Stryker Corp.	15,391	3,997,504
Tandem Diabetes Care, Inc.*	5,900	574,660
Teleflex, Inc.	900	361,611
West Pharmaceutical Services, Inc.	7,600	2,729,160

		62,680,059

Health Care Providers & Services (0.6%)
agilon health, Inc.*	4,800	194,736
Amedisys, Inc.*	2,900	710,297
Cardinal Health, Inc.	17,700	1,010,493
Chemed Corp.	400	189,800
DaVita, Inc.*	5,000	602,150
Encompass Health Corp.	5,700	444,771
Guardant Health, Inc.*	9,200	1,142,548
HCA Healthcare, Inc.	26,900	5,561,306
McKesson Corp.	2,371	453,430
Molina Healthcare, Inc.*	900	227,754
Oak Street Health, Inc.*	9,645	564,908
UnitedHealth Group, Inc.	6,700	2,682,948

		13,785,141

Health Care Technology (0.2%)
Certara, Inc.*	1,912	54,167
Veeva Systems, Inc., Class A*	14,145	4,398,388

		4,452,555

Life Sciences Tools & Services (1.5%)
10X Genomics, Inc., Class A*	8,600	1,684,052
Adaptive Biotechnologies Corp.*	9,937	406,026
Agilent Technologies, Inc.	28,200	4,168,242
Avantor, Inc.*	59,880	2,126,339
Bio-Techne Corp.	4,054	1,825,354
Bruker Corp.	10,500	797,790
Charles River Laboratories International, Inc.*	4,827	1,785,604
Illumina, Inc.*	15,091	7,141,212
IQVIA Holdings, Inc.*	9,700	2,350,504
Maravai LifeSciences Holdings, Inc., Class A*	7,785	324,868
Mettler-Toledo International, Inc.*	2,447	3,389,927
PPD, Inc.*	6,715	309,494
PRA Health Sciences, Inc.*	6,000	991,260
Repligen Corp.*	5,300	1,057,986

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)

Sotera Health Co.*	8,039	$194,785
Syneos Health, Inc.*	1,300	116,337
Thermo Fisher Scientific, Inc.	3,700	1,866,539
Waters Corp.*	5,842	2,019,054

		32,555,373

Pharmaceuticals (1.2%)
Catalent, Inc.*	3,900	421,668
Eli Lilly and Co.	69,296	15,904,818
Royalty Pharma plc, Class A	19,841	813,282
Zoetis, Inc.	46,550	8,675,058

		25,814,826

Total Health Care		197,830,469

Industrials (6.3%)
Aerospace & Defense (0.6%)
Axon Enterprise, Inc.*	6,600	1,166,880
BWX Technologies, Inc.	7,300	424,276
HEICO Corp.	1,426	198,813
HEICO Corp., Class A	2,613	324,482
Howmet Aerospace, Inc.*	2,900	99,963
Lockheed Martin Corp.	22,431	8,486,769
Northrop Grumman Corp.	1,400	508,802
Spirit AeroSystems Holdings, Inc., Class A	3,100	146,289
TransDigm Group, Inc.*	1,553	1,005,241
Virgin Galactic Holdings, Inc. (x)*	13,600	625,600

		12,987,115

Air Freight & Logistics (1.0%)
CH Robinson Worldwide, Inc.	2,658	248,975
Expeditors International of Washington, Inc.	12,676	1,604,782
FedEx Corp.	11,000	3,281,630
United Parcel Service, Inc., Class B	74,959	15,589,223
XPO Logistics, Inc.*	8,100	1,133,109

		21,857,719

Airlines (0.1%)
Delta Air Lines, Inc.*	66,100	2,859,486

Building Products (0.4%)
Advanced Drainage Systems, Inc.	5,800	676,106
Allegion plc	6,966	970,364
Armstrong World Industries, Inc.	2,300	246,698
AZEK Co., Inc. (The)*	6,132	260,365
Carrier Global Corp.	42,100	2,046,060
Fortune Brands Home & Security, Inc.	3,600	358,596
Trane Technologies plc	12,000	2,209,680
Trex Co., Inc.*	11,900	1,216,299

		7,984,168

Commercial Services & Supplies (0.4%)
Cintas Corp.	8,700	3,323,400
Copart, Inc.*	21,608	2,848,583
IAA, Inc.*	13,900	758,106
MSA Safety, Inc.	1,000	165,580
Rollins, Inc.	21,750	743,850
Waste Management, Inc.	6,900	966,759

		8,806,278

Electrical Equipment (0.3%)
Generac Holdings, Inc.*	6,400	2,656,960
Plug Power, Inc.*	51,700	1,767,623
Rockwell Automation, Inc.	7,312	2,091,378
Vertiv Holdings Co., Class A	29,000	791,700

		7,307,661

Industrial Conglomerates (0.2%)
3M Co.	8,696	1,727,286
Carlisle Cos., Inc.	2,000	382,760
Honeywell International, Inc.	15,500	3,399,925

		5,509,971

Machinery (1.5%)
AGCO Corp.	600	78,228
Allison Transmission Holdings, Inc.	8,500	337,790
Caterpillar, Inc.	48,900	10,642,107
Deere & Co.	29,200	10,299,132
Donaldson Co., Inc.	1,580	100,377
Graco, Inc.	10,748	813,624
Illinois Tool Works, Inc.	29,200	6,527,952
Lincoln Electric Holdings, Inc.	5,900	777,089
Middleby Corp. (The)*	1,700	294,542
Nordson Corp.	1,000	219,510
Parker-Hannifin Corp.	2,200	675,642
Toro Co. (The)	10,452	1,148,466
Xylem, Inc.	12,200	1,463,512

		33,377,971

Professional Services (0.4%)
Booz Allen Hamilton Holding Corp.	13,950	1,188,261
CoStar Group, Inc.*	32,000	2,650,240
Equifax, Inc.	4,800	1,149,648
Robert Half International, Inc.	9,900	880,803
TransUnion	13,432	1,474,968
Verisk Analytics, Inc.	10,391	1,815,515

		9,159,435

Road & Rail (1.1%)
JB Hunt Transport Services, Inc.	7,670	1,249,827
Kansas City Southern	2,500	708,425
Landstar System, Inc.	3,466	547,697
Lyft, Inc., Class A*	29,000	1,753,920
Old Dominion Freight Line, Inc.	9,700	2,461,860
TuSimple Holdings, Inc., Class A (x)*	400	28,496
Uber Technologies, Inc.*	142,900	7,162,148
Union Pacific Corp.	43,496	9,566,075

		23,478,448

Trading Companies & Distributors (0.3%)
Fastenal Co.	52,616	2,736,032
SiteOne Landscape Supply, Inc.*	2,300	389,298
United Rentals, Inc.*	2,600	829,426
WW Grainger, Inc.	4,046	1,772,148

		5,726,904

Total Industrials		139,055,156

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)

Information Technology (43.6%)
Communications Equipment (0.1%)
Arista Networks, Inc.*	5,570	$2,018,067
CommScope Holding Co., Inc.*	20,700	441,117
Ubiquiti, Inc.	600	187,314

		2,646,498

Electronic Equipment, Instruments & Components (0.6%)
Amphenol Corp., Class A	42,928	2,936,705
CDW Corp.	14,474	2,527,884
Cognex Corp.	17,600	1,479,280
Coherent, Inc.*	2,300	607,982
Corning, Inc.	26,600	1,087,940
IPG Photonics Corp.*	200	42,154
Jabil, Inc.	11,800	685,816
Keysight Technologies, Inc.*	8,400	1,297,044
Vontier Corp.	9,400	306,252
Zebra Technologies Corp., Class A*	5,507	2,915,901

		13,886,958

IT Services (7.7%)
Accenture plc, Class A	52,900	15,594,391
Automatic Data Processing, Inc.	40,500	8,044,110
Broadridge Financial Solutions, Inc.	10,787	1,742,424
EPAM Systems, Inc.*	5,600	2,861,376
Euronet Worldwide, Inc.*	3,700	500,795
Fiserv, Inc.*	4,154	444,021
FleetCor Technologies, Inc.*	1,924	492,659
Gartner, Inc.*	8,650	2,095,030
Genpact Ltd.	854	38,797
Globant SA*	4,000	876,720
GoDaddy, Inc., Class A*	1,750	152,180
Jack Henry & Associates, Inc.	2,000	327,020
Mastercard, Inc., Class A	90,570	33,066,201
MongoDB, Inc.*	5,500	1,988,360
Okta, Inc.*	12,850	3,144,138
Paychex, Inc.	28,980	3,109,554
PayPal Holdings, Inc.*	121,676	35,466,121
Sabre Corp.*	32,800	409,344
Shift4 Payments, Inc., Class A*	4,400	412,368
Snowflake, Inc., Class A*	11,600	2,804,880
Square, Inc., Class A*	40,402	9,850,008
StoneCo Ltd., Class A*	21,100	1,414,966
Switch, Inc., Class A	11,799	249,077
Twilio, Inc., Class A*	4,750	1,872,260
Visa, Inc., Class A	175,308	40,990,517
Western Union Co. (The)	10,455	240,151
WEX, Inc.*	3,100	601,090
Wix.com Ltd.*	5,500	1,596,540

		170,385,098

Semiconductors & Semiconductor Equipment (7.5%)
Advanced Micro Devices, Inc.*	125,300	11,769,429
Allegro MicroSystems, Inc.*	5,233	144,954
Analog Devices, Inc.	5,611	965,990
Applied Materials, Inc.	94,700	13,485,280
Broadcom, Inc.	41,311	19,698,737
Brooks Automation, Inc.	6,200	590,736
Enphase Energy, Inc.*	13,600	2,497,368
Entegris, Inc.	13,900	1,709,283

KLA Corp.	15,900	5,154,939
Lam Research Corp.	14,798	9,629,059
Maxim Integrated Products, Inc.*	26,178	2,758,114
Microchip Technology, Inc.	21,726	3,253,251
Micron Technology, Inc.*	16,000	1,359,680
MKS Instruments, Inc.	4,800	854,160
Monolithic Power Systems, Inc.	4,600	1,717,870
NVIDIA Corp.	62,000	49,606,200
NXP Semiconductors NV	8,700	1,789,764
ON Semiconductor Corp.*	23,600	903,408
QUALCOMM, Inc.	116,786	16,692,223
Skyworks Solutions, Inc.	8,000	1,534,000
Teradyne, Inc.	17,100	2,290,716
Texas Instruments, Inc.	59,231	11,390,121
Universal Display Corp.	4,500	1,000,485
Xilinx, Inc.	25,363	3,668,505

		164,464,272

Software (17.4%)
Adobe, Inc.*	49,434	28,950,528
Alteryx, Inc., Class A*	6,050	520,421
Anaplan, Inc.*	14,450	770,185
ANSYS, Inc.*	3,762	1,305,640
Aspen Technology, Inc.*	7,000	962,780
Atlassian Corp. plc, Class A*	13,695	3,517,698
Autodesk, Inc.*	22,780	6,649,482
Avalara, Inc.*	8,750	1,415,750
Bentley Systems, Inc., Class B	13,900	900,442
Bill.com Holdings, Inc.*	7,707	1,411,768
C3.ai, Inc., Class A (x)*	411	25,700
Cadence Design Systems, Inc.*	28,400	3,885,688
CDK Global, Inc.	1,883	93,566
Citrix Systems, Inc.	4,479	525,252
Cloudflare, Inc., Class A*	24,500	2,593,080
Coupa Software, Inc.*	7,600	1,992,036
Crowdstrike Holdings, Inc., Class A*	16,600	4,171,746
Datadog, Inc., Class A*	23,400	2,435,472
DocuSign, Inc.*	19,750	5,521,508
DoubleVerify Holdings, Inc. (x)*	1,500	63,510
Dropbox, Inc., Class A*	31,500	954,765
Duck Creek Technologies, Inc. (x)*	1,652	71,879
Dynatrace, Inc.*	17,843	1,042,388
Elastic NV*	6,973	1,016,384
Everbridge, Inc.*	3,800	517,104
Fair Isaac Corp.*	2,900	1,457,772
FireEye, Inc.*	7,100	143,562
Five9, Inc.*	6,900	1,265,391
Fortinet, Inc.*	13,850	3,298,931
HubSpot, Inc.*	4,650	2,709,648
Intuit, Inc.	26,479	12,979,211
Jamf Holding Corp.*	4,616	154,959
Manhattan Associates, Inc.*	3,400	492,456
McAfee Corp., Class A	3,639	101,965
Medallia, Inc.*	5,844	197,235
Microsoft Corp.#	780,349	211,396,544
nCino, Inc.*	4,826	289,174
New Relic, Inc.*	5,650	378,381
NortonLifeLock, Inc.	15,000	408,300
Nuance Communications, Inc.*	11,100	604,284
Nutanix, Inc., Class A*	19,900	760,578

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)

Oracle Corp.	167,913	$13,070,348
Palantir Technologies, Inc., Class A (x)*	168,000	4,428,480
Palo Alto Networks, Inc.*	9,866	3,660,779
Paycom Software, Inc.*	5,250	1,908,218
Paylocity Holding Corp.*	3,850	734,580
Pegasystems, Inc. (x)	3,950	549,800
Proofpoint, Inc.*	5,850	1,016,496
PTC, Inc.*	10,850	1,532,671
RingCentral, Inc., Class A*	8,300	2,411,814
salesforce.com, Inc.*	14,358	3,507,229
ServiceNow, Inc.*	20,439	11,232,252
Slack Technologies, Inc., Class A*	51,200	2,268,160
Smartsheet, Inc., Class A*	12,400	896,768
Splunk, Inc.*	16,900	2,443,402
Synopsys, Inc.*	9,900	2,730,321
Teradata Corp.*	9,550	477,214
Trade Desk, Inc. (The), Class A*	44,300	3,427,048
Tyler Technologies, Inc.*	3,650	1,651,150
Unity Software, Inc. (x)*	15,179	1,667,110
VMware, Inc., Class A (x)*	3,066	490,468
Workday, Inc., Class A*	19,110	4,562,321
Zendesk, Inc.*	12,150	1,753,731
Zoom Video Communications, Inc., Class A*	22,100	8,553,363
Zscaler, Inc.*	8,000	1,728,480

		384,655,366

Technology Hardware, Storage & Peripherals (10.3%)
Apple, Inc.	1,625,712	222,657,515
Dell Technologies, Inc., Class C*	13,794	1,374,848
HP, Inc.	44,700	1,349,493
NCR Corp.*	4,400	200,684
NetApp, Inc.	15,200	1,243,664
Pure Storage, Inc., Class A*	25,800	503,874

		227,330,078

Total Information Technology		963,368,270

Materials (1.0%)
Chemicals (0.8%)
Axalta Coating Systems Ltd.*	3,800	115,862
Celanese Corp.	4,200	636,720
Chemours Co. (The)	8,700	302,760
Diversey Holdings Ltd.*	4,000	71,640
Dow, Inc.	5,500	348,040
Ecolab, Inc.	22,641	4,663,367
FMC Corp.	3,300	357,060
LyondellBasell Industries NV, Class A	3,300	339,471
Olin Corp.	1,100	50,886
PPG Industries, Inc.	10,300	1,748,631
RPM International, Inc.	7,700	682,836
Scotts Miracle-Gro Co. (The)	4,193	804,720
Sherwin-Williams Co. (The)	25,213	6,869,282
W R Grace & Co.	5,800	400,896
Westlake Chemical Corp.	600	54,054

		17,446,225

Containers & Packaging (0.1%)
Avery Dennison Corp.	4,500	946,080
Ball Corp.	9,800	793,996
Crown Holdings, Inc.	1,603	163,843
Graphic Packaging Holding Co.	8,200	148,748
Sealed Air Corp.	8,500	503,625

		2,556,292

Metals & Mining (0.1%)
Freeport-McMoRan, Inc.	44,300	1,643,973
Southern Copper Corp.	7,900	508,128
Steel Dynamics, Inc.	3,800	226,480

		2,378,581

Paper & Forest Products (0.0%)
Louisiana-Pacific Corp.	700	42,203

Total Materials		22,423,301

Real Estate (1.7%)
Equity Real Estate Investment Trusts (REITs) (1.7%)
American Tower Corp. (REIT)	46,720	12,620,941
Brookfield Property REIT, Inc. (REIT), Class A	3,300	62,337
CoreSite Realty Corp. (REIT)	3,400	457,640
Crown Castle International Corp. (REIT)	44,617	8,704,777
Equinix, Inc. (REIT)	6,552	5,258,635
Equity LifeStyle Properties, Inc. (REIT)	9,400	698,514
Extra Space Storage, Inc. (REIT)	1,200	196,584
Iron Mountain, Inc. (REIT)	20,800	880,256
Lamar Advertising Co. (REIT), Class A	7,700	804,034
Public Storage (REIT)	11,962	3,596,854
SBA Communications Corp. (REIT)	1,918	611,267
Simon Property Group, Inc. (REIT)	29,261	3,817,975

		37,709,814

Real Estate Management & Development (0.0%)
CBRE Group, Inc., Class A*	1,800	154,314
Opendoor Technologies, Inc.*	7,200	127,656

		281,970

Total Real Estate		37,991,784

Utilities (0.0%)
Electric Utilities (0.0%)
NRG Energy, Inc.	11,400	459,420

Independent Power and Renewable Electricity Producers (0.0%)
Brookfield Renewable Corp.	3,300	138,402

Total Utilities		597,822

Total Common Stocks (98.7%) (Cost $586,727,751)		2,183,382,114

MASTER LIMITED PARTNERSHIP:
Financials (0.0%)
Capital Markets (0.0%)
Apollo Global Management, Inc. (x) (Cost $9,96,520)	18,400	1,144,480

See Notes to Financial Statements.

1000

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Principal Amount	Value (Note 1)

SHORT-TERM INVESTMENTS:
Repurchase Agreements (0.3%)
Citigroup Global Markets, Inc., 0.07%, dated 6/30/21, due 7/1/21, repurchase price $4,558,097, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-5.000%, maturing 4/30/22-2/15/42; total market value $4,649,250. (xx)	$4,558,088	$4,558,088
Deutsche Bank AG, 0.17%, dated 6/30/21, due 7/1/21, repurchase price $100,000, collateralized by various Foreign Government Agency Securities, ranging from 0.125%-1.875%, maturing 2/12/22-2/15/23; total market value $102,004. (xx)	100,000	100,000
HSBC Bank plc, 0.10%, dated 6/30/21, due 7/1/21, repurchase price $500,001, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-6.125%, maturing 7/15/21-2/15/50; total market value $510,206. (xx)	500,000	500,000
HSBC Bank plc, 0.10%, dated 6/30/21, due 7/1/21, repurchase price $500,001, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-6.125%, maturing 7/15/21-2/15/50; total market value $510,206. (xx)	500,000	500,000

Total Repurchase Agreements		5,658,088

Total Short-Term Investments (0.3%) (Cost $5,658,088)		5,658,088

Total Investments in Securities (99.0%) (Cost $593,382,359)		2,190,184,682
Other Assets Less Liabilities (1.0%)		22,277,948

Net Assets (100%)		$2,212,462,630

*	Non-income producing.
#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $9,752,400.
(x)	All or a portion of security is on loan at June 30, 2021.
(xx)

At June 30, 2021, the Portfolio had loaned securities with a total value of $12,577,335. This was collateralized by $7,255,940 of various U.S. Government Treasury Securities, ranging from 0.000% - 8.000%, maturing 7/8/21 - 2/15/51 and by cash of $5,658,088 which was subsequently invested in joint repurchase agreements as detailed in the Notes to the Financial Statements.

Glossary:

USD	— United States Dollar

Futures contracts outstanding as of June 30, 2021 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 E-Mini Index	125	9/2021	USD	26,803,752	363,710

					363,710

See Notes to Financial Statements.

1001

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2021:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$276,192,478	$—	$—	$276,192,478
Consumer Discretionary	404,574,000	—	—	404,574,000
Consumer Staples	84,617,941	—	—	84,617,941
Energy	7,064,339	—	—	7,064,339
Financials	49,666,554	—	—	49,666,554
Health Care	197,830,469	—	—	197,830,469
Industrials	139,055,156	—	—	139,055,156
Information Technology	963,368,270	—	—	963,368,270
Materials	22,423,301	—	—	22,423,301
Real Estate	37,991,784	—	—	37,991,784
Utilities	597,822	—	—	597,822
Futures	363,710	—	—	363,710
Master Limited Partnership
Financials	1,144,480	—	—	1,144,480
Short-Term Investments
Repurchase Agreements	—	5,658,088	—	5,658,088

Total Assets	$2,184,890,304	$5,658,088	$—	$2,190,548,392

Total Liabilities	$—	$—	$—	$—

Total	$2,184,890,304	$5,658,088	$—	$2,190,548,392

Fair Values of Derivative Instruments as of June 30, 2021:

	Statement of Assets and Liabilities
Derivatives Contracts^	Asset Derivatives	Fair Value
Equity contracts	Receivables, Net assets – Unrealized appreciation	$363,710	*

Total		$363,710

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2021:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$2,566,623	$2,566,623

Total	$2,566,623	$2,566,623

See Notes to Financial Statements.

1002

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$(125,941)	$(125,941)

Total	$(125,941)	$(125,941)

^ This Portfolio held futures contracts as a substitute for investing in conventional securities.

The Portfolio held futures contracts with an average notional balance of approximately $18,680,000 during the six months ended June 30, 2021.

Investment security transactions for the six months ended June 30, 2021 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$282,133,568
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$383,053,754

As of June 30, 2021, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,599,893,439
Aggregate gross unrealized depreciation	(3,245,528)

Net unrealized appreciation	$1,596,647,911

Federal income tax cost of investments in securities and derivative instruments, if applicable	$593,900,481

See Notes to Financial Statements.

1003

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH INDEX PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2021 (Unaudited)

ASSETS
Investments in Securities, at value (x)
Unaffiliated Issuers (Cost $587,724,271)	$2,184,526,594
Repurchase Agreements (Cost $5,658,088)	5,658,088
Cash	27,876,619
Receivable for Portfolio shares sold	1,342,506
Dividends, interest and other receivables	686,253
Due from Custodian	341,595
Due from broker for futures variation margin	41,252
Securities lending income receivable	5,532
Other assets	19,669

Total assets	2,220,498,108

LIABILITIES
Payable for return of collateral on securities loaned	5,658,088
Payable for Portfolio shares redeemed	747,487
Investment management fees payable	610,692
Distribution fees payable – Class IB	399,091
Payable for securities purchased	341,595
Administrative fees payable	161,833
Distribution fees payable – Class IA	24,897
Accrued expenses	91,795

Total liabilities	8,035,478

NET ASSETS	$2,212,462,630

Net assets were comprised of:
Paid in capital	$440,799,290
Total distributable earnings (loss)	1,771,663,340

Net assets	$2,212,462,630

Class IA
Net asset value, offering and redemption price per share, $124,916,061 / 5,149,625 shares outstanding (unlimited amount authorized: $0.01 par value)	$24.26

Class IB
Net asset value, offering and redemption price per share, $2,004,525,775 / 85,704,681 shares outstanding (unlimited amount authorized: $0.01 par value)	$23.39

Class K
Net asset value, offering and redemption price per share, $83,020,794 / 3,415,229 shares outstanding (unlimited amount authorized: $0.01 par value)	$24.31

(x)	Includes value of securities on loan of $12,577,335.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2021 (Unaudited)

INVESTMENT INCOME
Dividends	$8,036,630
Interest	4,251
Securities lending (net)	21,128

Total income	8,062,009

EXPENSES
Investment management fees	3,596,434
Distribution fees – Class IB	2,340,021
Administrative fees	956,031
Distribution fees – Class IA	146,898
Printing and mailing expenses	67,369
Professional fees	54,217
Custodian fees	34,116
Trustees’ fees	26,282
Miscellaneous	123,930

Total expenses	7,345,298

NET INVESTMENT INCOME (LOSS)	716,711

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	165,968,713
Futures contracts	2,566,623

Net realized gain (loss)	168,535,336

Change in unrealized appreciation (depreciation) on:
Investments in securities	82,248,191
Futures contracts	(125,941)

Net change in unrealized appreciation (depreciation)	82,122,250

NET REALIZED AND UNREALIZED GAIN (LOSS)	250,657,586

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$251,374,297

See Notes to Financial Statements.

1004

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH INDEX PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31, 2020
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$716,711	$5,514,328
Net realized gain (loss)	168,535,336	109,395,392
Net change in unrealized appreciation (depreciation)	82,122,250	453,798,898

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	251,374,297	568,708,618

Distributions to shareholders:
Class IA	—	(7,158,008)
Class IB	—	(111,510,219)
Class K	—	(4,441,469)

Total distributions to shareholders	—	(123,109,696)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 297,610 and 771,793 shares, respectively ]	6,581,135	14,011,353
Capital shares issued in reinvestment of dividends and distributions [ 0 and 345,045 shares, respectively ]	—	7,158,008
Capital shares repurchased [ (836,525) and (1,346,273) shares, respectively ]	(18,399,725)	(25,676,540)

Total Class IA transactions	(11,818,590)	(4,507,179)

Class IB
Capital shares sold [ 3,349,604 and 9,366,825 shares, respectively ]	72,070,495	166,238,027
Capital shares issued in reinvestment of dividends and distributions [ 0 and 5,572,879 shares, respectively ]	—	111,510,219
Capital shares repurchased [ (7,255,929) and (14,652,917) shares, respectively ]	(155,923,277)	(258,279,610)

Total Class IB transactions	(83,852,782)	19,468,636

Class K
Capital shares sold [ 214,929 and 576,629 shares, respectively ]	4,740,520	10,672,257
Capital shares issued in reinvestment of dividends and distributions [ 0 and 213,846 shares, respectively ]	—	4,441,469
Capital shares repurchased [ (304,199) and (798,834) shares, respectively ]	(6,826,912)	(14,313,538)

Total Class K transactions	(2,086,392)	800,188

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(97,757,764)	15,761,645

TOTAL INCREASE (DECREASE) IN NET ASSETS	153,616,533	461,360,567
NET ASSETS:
Beginning of period	2,058,846,097	1,597,485,530

End of period	$2,212,462,630	$2,058,846,097

See Notes to Financial Statements.

1005

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH INDEX PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31,
Class IA			2020	2019	2018	2017	2016
Net asset value, beginning of period	$21.54		$16.68	$13.29	$14.58	$11.81	$11.81

Income (loss) from investment operations:
Net investment income (loss) (e)	0.01		0.06	0.10	0.10	0.10	0.11
Net realized and unrealized gain (loss)	2.71		6.12	4.55	(0.36)	3.35	0.64

Total from investment operations	2.72		6.18	4.65	(0.26)	3.45	0.75

Less distributions:
Dividends from net investment income	—		(0.06)	(0.10)	(0.10)	(0.10)	(0.12)
Distributions from net realized gains	—		(1.26)	(1.16)	(0.93)	(0.58)	(0.63)

Total dividends and distributions	—		(1.32)	(1.26)	(1.03)	(0.68)	(0.75)

Net asset value, end of period	$24.26		$21.54	$16.68	$13.29	$14.58	$11.81

Total return (b)	12.63%		37.36%	35.27%	(2.24)%	29.27%	6.32%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$124,916		$122,510	$98,735	$67,106	$70,140	$49,353
Ratio of expenses to average net assets:
After waivers (a)(f)	0.72%		0.73%	0.73%	0.74%	0.72%	0.73%
Before waivers (a)(f)	0.72%		0.73%	0.73%	0.74%	0.72%	0.73%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	0.06%		0.31%	0.64%	0.64%	0.75%	0.95%
Before waivers (a)(f)	0.06%		0.31%	0.64%	0.64%	0.75%	0.95%
Portfolio turnover rate^	14	%(z)	13%	15%	13%	13%	13%

	Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31,
Class IB			2020	2019	2018	2017	2016
Net asset value, beginning of period	$20.77		$16.12	$12.87	$14.15	$11.48	$11.50

Income (loss) from investment operations:
Net investment income (loss) (e)	0.01		0.06	0.10	0.10	0.10	0.11
Net realized and unrealized gain (loss)	2.61		5.91	4.41	(0.35)	3.25	0.62

Total from investment operations	2.62		5.97	4.51	(0.25)	3.35	0.73

Less distributions:
Dividends from net investment income	—		(0.06)	(0.10)	(0.10)	(0.10)	(0.12)
Distributions from net realized gains	—		(1.26)	(1.16)	(0.93)	(0.58)	(0.63)

Total dividends and distributions	—		(1.32)	(1.26)	(1.03)	(0.68)	(0.75)

Net asset value, end of period	$23.39		$20.77	$16.12	$12.87	$14.15	$11.48

Total return (b)	12.61%		37.36%	35.33%	(2.24)%	29.24%	6.29%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$2,004,526		$1,860,794	$1,440,121	$1,145,248	$1,253,336	$1,013,708
Ratio of expenses to average net assets:
After waivers (a)(f)	0.72%		0.73%	0.73%	0.74%	0.72%	0.73%
Before waivers (a)(f)	0.72%		0.73%	0.73%	0.74%	0.72%	0.73%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	0.06%		0.31%	0.63%	0.63%	0.75%	0.95%
Before waivers (a)(f)	0.06%		0.31%	0.63%	0.63%	0.75%	0.95%
Portfolio turnover rate^	14	%(z)	13%	15%	13%	13%	13%

See Notes to Financial Statements.

1006

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH INDEX PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31,
Class K			2020	2019	2018	2017	2016
Net asset value, beginning of period	$21.56		$16.69	$13.29	$14.58	$11.81	$11.81

Income (loss) from investment operations:
Net investment income (loss) (e)	0.03		0.10	0.14	0.14	0.14	0.14
Net realized and unrealized gain (loss)	2.72		6.13	4.56	(0.36)	3.35	0.65

Total from investment operations	2.75		6.23	4.70	(0.22)	3.49	0.79

Less distributions:
Dividends from net investment income	—		(0.10)	(0.14)	(0.14)	(0.14)	(0.16)
Distributions from net realized gains	—		(1.26)	(1.16)	(0.93)	(0.58)	(0.63)

Total dividends and distributions	—		(1.36)	(1.30)	(1.07)	(0.72)	(0.79)

Net asset value, end of period	$24.31		$21.56	$16.69	$13.29	$14.58	$11.81

Total return (b)	12.76%		37.68%	35.65%	(1.99)%	29.55%	6.59%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$83,021		$75,541	$58,629	$68,699	$83,483	$100,219
Ratio of expenses to average net assets:
After waivers (a)(f)	0.47%		0.48%	0.48%	0.48%	0.47%	0.48%
Before waivers (a)(f)	0.47%		0.48%	0.48%	0.48%	0.47%	0.48%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	0.31%		0.56%	0.87%	0.90%	1.01%	1.21%
Before waivers (a)(f)	0.31%		0.56%	0.87%	0.90%	1.01%	1.21%
Portfolio turnover rate^	14	%(z)	13%	15%	13%	13%	13%
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

1007

EQ/LARGE CAP GROWTH MANAGED VOLATILITY PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2021	% of Net Assets
Information Technology	27.7%
Exchange Traded Funds	19.7
Consumer Discretionary	13.3
Communication Services	10.7
Health Care	7.3
Investment Companies	5.9
Industrials	4.4
Consumer Staples	3.4
Repurchase Agreements	2.3
Financials	1.6
Real Estate	0.7
Materials	0.5
Energy	0.3
Utilities	0.0 #
Cash and Other	2.2

100.0%

#	Less than 0.05%.

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IA and Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2021 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/21	Ending Account Value 6/30/21	Expenses Paid During Period* 1/1/21 - 6/30/21
Class IA
Actual	$1,000.00	$1,130.80	$4.38
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.69	4.15
Class IB
Actual	1,000.00	1,130.90	4.38
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.69	4.15
Class K
Actual	1,000.00	1,132.10	3.06
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.92	2.90

* Expenses are equal to the Portfolio’s Class IA, Class IB and Class K shares annualized expense ratio of 0.83%, 0.83% and 0.58%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

1008

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (10.7%)
Entertainment (1.9%)
Activision Blizzard, Inc.	178,768	$17,061,618
Live Nation Entertainment, Inc.*	6,005	525,978
Madison Square Garden Sports Corp., Class A*	846	145,994
Netflix, Inc.*	94,476	49,903,168
Playtika Holding Corp.*	19,306	460,255
ROBLOX Corp., Class A*	6,067	545,909
Roku, Inc.*	13,155	6,041,434
Sea Ltd. (ADR)*	42,826	11,760,020
Skillz, Inc. (x)*	34,387	746,886
Spotify Technology SA*	26,564	7,320,773
Take-Two Interactive Software, Inc.*	2,654	469,811
Walt Disney Co. (The)*	119,189	20,949,850
World Wrestling Entertainment, Inc., Class A (x)	4,386	253,905
Zynga, Inc., Class A*	55,523	590,209

		116,775,810

Interactive Media & Services (8.6%)
Alphabet, Inc., Class A*	47,835	116,803,025
Alphabet, Inc., Class C*	56,634	141,942,927
Facebook, Inc., Class A*	598,721	208,181,279
IAC/InterActiveCorp*	4,075	628,243
Kuaishou Technology (m)(x)*	9,100	228,312
Match Group, Inc.*	57,056	9,200,280
Pinterest, Inc., Class A*	104,961	8,286,671
Snap, Inc., Class A*	175,940	11,988,551
Tencent Holdings Ltd.	71,100	5,347,861
TripAdvisor, Inc.*	7,043	283,833
Twitter, Inc.*	9,569	658,443
Vimeo, Inc.*	26,025	1,275,225
Zillow Group, Inc., Class A*	6,937	849,990
Zillow Group, Inc., Class C*	18,713	2,287,103

		507,961,743

Media (0.2%)
Altice USA, Inc., Class A*	17,476	596,631
Cable One, Inc.	334	638,878
Charter Communications, Inc., Class A*	14,226	10,263,348
Nexstar Media Group, Inc., Class A	327	48,357

		11,547,214

Total Communication Services		636,284,767

Consumer Discretionary (13.3%)
Auto Components (0.0%)
Aptiv plc*	13,990	2,201,047
QuantumScape Corp. (x)*	9,696	283,705

		2,484,752

Automobiles (1.3%)
Ferrari NV	20,523	4,228,764
Tesla, Inc.*	108,495	73,744,052
Thor Industries, Inc.	2,530	285,890

		78,258,706

Distributors (0.0%)
Pool Corp.	4,443	2,037,826

Diversified Consumer Services (0.1%)
Bright Horizons Family Solutions, Inc.*	5,662	832,937
Chegg, Inc.*	11,900	989,009
frontdoor, Inc.*	6,840	340,768
H&R Block, Inc.	15,383	361,193

		2,523,907

Hotels, Restaurants & Leisure (2.1%)
Airbnb, Inc., Class A*	2,414	369,680
Booking Holdings, Inc.*	6,295	13,774,027
Boyd Gaming Corp.*	2,042	125,563
Caesars Entertainment, Inc.*	13,983	1,450,736
Chipotle Mexican Grill, Inc.*	5,506	8,536,172
Choice Hotels International, Inc.	4,067	483,404
Churchill Downs, Inc.	4,305	853,509
Darden Restaurants, Inc.	9,974	1,456,104
Domino’s Pizza, Inc.	11,943	5,571,290
DraftKings, Inc., Class A (x)*	69,272	3,613,920
Expedia Group, Inc.*	16,114	2,638,023
Hilton Worldwide Holdings, Inc.*	20,957	2,527,833
Las Vegas Sands Corp.*	85,495	4,504,732
Marriott International, Inc., Class A*	31,058	4,240,038
McDonald’s Corp.	45,735	10,564,328
Penn National Gaming, Inc.*	1,149	87,887
Planet Fitness, Inc., Class A*	5,546	417,336
Six Flags Entertainment Corp.*	3,449	149,273
Starbucks Corp.	349,498	39,077,371
Travel + Leisure Co.	6,580	391,181
Vail Resorts, Inc.*	4,511	1,427,822
Wendy’s Co. (The)	21,341	499,806
Wyndham Hotels & Resorts, Inc.	6,756	488,391
Wynn Resorts Ltd.*	46,436	5,679,123
Yum China Holdings, Inc.	136,107	9,017,089
Yum! Brands, Inc.	49,018	5,638,540

		123,583,178

Household Durables (0.1%)
DR Horton, Inc.	15,509	1,401,548
NVR, Inc.*	248	1,233,378
PulteGroup, Inc.	8,903	485,837
Tempur Sealy International, Inc.	21,252	832,866
Toll Brothers, Inc.	5,313	307,145
TopBuild Corp.*	3,190	630,918

		4,891,692

Internet & Direct Marketing Retail (6.0%)
Alibaba Group Holding Ltd. (ADR)*	132,155	29,970,111
Amazon.com, Inc.*	83,015	285,584,882
Coupang, Inc. (x)*	40,330	1,686,601
DoorDash, Inc., Class A (x)*	22,854	4,075,554
eBay, Inc.	357,591	25,106,464
Etsy, Inc.*	14,456	2,975,623
Farfetch Ltd., Class A*	62,478	3,146,392
Wayfair, Inc., Class A (x)*	4,732	1,493,940

		354,039,567

See Notes to Financial Statements.

1009

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Leisure Products (0.1%)
Brunswick Corp.	1,163	$115,858
Mattel, Inc.*	40,718	818,432
Peloton Interactive, Inc., Class A*	30,138	3,737,715
Polaris, Inc.	4,674	640,151
YETI Holdings, Inc.*	9,990	917,282

		6,229,438

Multiline Retail (0.4%)
Dollar General Corp.	11,698	2,531,330
Nordstrom, Inc.*	10,878	397,809
Target Corp.	81,114	19,608,498

		22,537,637

Specialty Retail (2.3%)
AutoZone, Inc.*	550	820,721
Best Buy Co., Inc.	133,818	15,386,394
Burlington Stores, Inc.*	7,134	2,297,077
CarMax, Inc.*	1,339	172,932
Carvana Co.*	16,582	5,004,779
Five Below, Inc.*	6,251	1,208,131
Floor & Decor Holdings, Inc., Class A*	11,168	1,180,458
GameStop Corp., Class A*	6,683	1,431,098
Home Depot, Inc. (The)	148,136	47,239,089
L Brands, Inc.	15,212	1,096,177
Leslie’s, Inc.*	11,276	309,977
Lithia Motors, Inc., Class A	307	105,497
Lowe’s Cos., Inc.	82,006	15,906,704
O’Reilly Automotive, Inc.*	2,372	1,343,050
Petco Health & Wellness Co., Inc. (x)*	536	12,012
RH*	2,004	1,360,716
Ross Stores, Inc.	104,699	12,982,676
TJX Cos., Inc. (The)	137,786	9,289,532
Tractor Supply Co.	13,124	2,441,851
Ulta Beauty, Inc.*	6,141	2,123,373
Vroom, Inc. (x)*	3,360	140,649
Williams-Sonoma, Inc.	81,972	13,086,830

		134,939,723

Textiles, Apparel & Luxury Goods (0.9%)
Columbia Sportswear Co.	289	28,426
Deckers Outdoor Corp.*	443	170,143
Hanesbrands, Inc.	24,231	452,393
Lululemon Athletica, Inc.*	24,842	9,066,585
NIKE, Inc., Class B	209,471	32,361,175
Skechers USA, Inc., Class A*	1,723	85,857
Tapestry, Inc.*	3,259	141,701
Under Armour, Inc., Class A*	492,794	10,422,593
VF Corp.	23,722	1,946,153

		54,675,026

Total Consumer Discretionary		786,201,452

Consumer Staples (3.4%)
Beverages (1.8%)
Boston Beer Co., Inc. (The), Class A*	1,058	1,080,006
Brown-Forman Corp., Class A	2,577	181,679
Brown-Forman Corp., Class B	10,625	796,237
Coca-Cola Co. (The)	456,746	24,714,526
Constellation Brands, Inc., Class A	42,755	9,999,967
Diageo plc (ADR)	58,650	11,242,619
Monster Beverage Corp.*	290,059	26,496,890
PepsiCo, Inc.	232,738	34,484,789

		108,996,713

Food & Staples Retailing (0.6%)
Costco Wholesale Corp.	47,233	18,688,681
Sysco Corp.	55,655	4,327,176
Walmart, Inc.	69,303	9,773,109

		32,788,966

Food Products (0.3%)
Beyond Meat, Inc. (x)*	5,560	875,644
Darling Ingredients, Inc.*	1,000	67,500
Freshpet, Inc.*	4,765	776,504
Hershey Co. (The)	14,332	2,496,348
Kellogg Co.	13,055	839,828
Lamb Weston Holdings, Inc.	5,046	407,010
Nestle SA (Registered)	100,592	12,526,572
Pilgrim’s Pride Corp.*	1,459	32,361

		18,021,767

Household Products (0.5%)
Church & Dwight Co., Inc.	1,519	129,449
Clorox Co. (The)	11,505	2,069,865
Colgate-Palmolive Co.	117,834	9,585,796
Kimberly-Clark Corp.	19,367	2,590,917
Procter & Gamble Co. (The)	97,400	13,142,182

		27,518,209

Personal Products (0.1%)
Estee Lauder Cos., Inc. (The), Class A	26,148	8,317,156
Herbalife Nutrition Ltd.*	1,418	74,771

		8,391,927

Tobacco (0.1%)
Altria Group, Inc.	117,631	5,608,646

Total Consumer Staples		201,326,228

Energy (0.3%)
Energy Equipment & Services (0.2%)
Halliburton Co.	5,486	126,836
Schlumberger NV	284,864	9,118,497

		9,245,333

Oil, Gas & Consumable Fuels (0.1%)
Cabot Oil & Gas Corp.	5,456	95,262
Cheniere Energy, Inc.*	26,739	2,319,341
Cimarex Energy Co.	2,348	170,113
Continental Resources, Inc.	782	29,739
Diamondback Energy, Inc.	10,000	938,900
EOG Resources, Inc.	8,112	676,865
Hess Corp.	2,203	192,366
New Fortress Energy, Inc. (x)	3,093	117,163
Occidental Petroleum Corp.	12,539	392,094
Pioneer Natural Resources Co.	10,944	1,778,619
Texas Pacific Land Corp.	655	1,047,830

		7,758,292

Total Energy		17,003,625

See Notes to Financial Statements.

1010

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Financials (1.6%)
Banks (0.0%)
Citizens Financial Group, Inc.	8,784	$402,922
Sterling Bancorp	1,762	43,680
Synovus Financial Corp.	1,273	55,859
Western Alliance Bancorp	6,193	575,020

		1,077,481

Capital Markets (1.3%)
Ameriprise Financial, Inc.	7,416	1,845,694
Ares Management Corp.	14,114	897,509
Blackstone Group, Inc. (The), Class A	77,791	7,556,618
FactSet Research Systems, Inc.	25,115	8,428,845
Goldman Sachs Group, Inc. (The)	2,122	805,363
LPL Financial Holdings, Inc.	8,945	1,207,396
MarketAxess Holdings, Inc.	6,509	3,017,507
Moody’s Corp.	17,573	6,367,928
Morningstar, Inc.	2,160	555,357
MSCI, Inc.	36,359	19,382,256
Raymond James Financial, Inc.	733	95,217
S&P Global, Inc.	29,222	11,994,170
SEI Investments Co.	132,127	8,187,910
T. Rowe Price Group, Inc.	8,467	1,676,212
Tradeweb Markets, Inc., Class A	15,210	1,286,158
XP, Inc., Class A*	51,891	2,259,853

		75,563,993

Consumer Finance (0.2%)
American Express Co.	47,362	7,825,623
Credit Acceptance Corp. (x)*	118	53,585
Discover Financial Services	19,131	2,263,006
Synchrony Financial	12,675	614,991
Upstart Holdings, Inc. (x)*	1,435	179,232

		10,936,437

Insurance (0.1%)
Alleghany Corp.*	147	98,059
Aon plc, Class A	15,053	3,594,054
Arch Capital Group Ltd.*	10,848	422,421
Bright Health Group, Inc. (x)*	27,957	479,742
Brown & Brown, Inc.	1,414	75,140
Erie Indemnity Co., Class A	1,711	330,822
Everest Re Group Ltd.	1,051	264,863
GoHealth, Inc., Class A*	4,797	53,774
Lemonade, Inc. (x)*	464	50,766
Lincoln National Corp.	2,842	178,591
Markel Corp.*	264	313,292
Marsh & McLennan Cos., Inc.	7,008	985,886
RenaissanceRe Holdings Ltd.	2,036	302,998

		7,150,408

Thrifts & Mortgage Finance (0.0%)
Rocket Cos., Inc., Class A (x)	15,800	305,730
UWM Holdings Corp. (x)	2,392	20,212

		325,942

Total Financials		95,054,261

Health Care (7.3%)
Biotechnology (2.0%)
AbbVie, Inc.	201,882	22,739,988
Acceleron Pharma, Inc.*	5,750	721,568
Alnylam Pharmaceuticals, Inc.*	92,554	15,689,754
Amgen, Inc.	54,047	13,173,956
Argenx SE (ADR)*	3,765	1,133,529
BioMarin Pharmaceutical, Inc.*	64,137	5,351,591
CRISPR Therapeutics AG*	70,857	11,471,040
CureVac NV (x)*	6,203	455,796
Exact Sciences Corp.*	18,024	2,240,563
Exelixis, Inc.*	30,940	563,727
Horizon Therapeutics plc*	4,768	446,476
Incyte Corp.*	39,499	3,323,051
Ionis Pharmaceuticals, Inc.*	15,083	601,661
Iovance Biotherapeutics, Inc.*	5,155	134,133
Mirati Therapeutics, Inc.*	3,822	617,368
Moderna, Inc.*	38,653	9,082,682
Natera, Inc.*	8,104	920,047
Neurocrine Biosciences, Inc.*	11,076	1,077,916
Novavax, Inc.*	8,624	1,830,961
Regeneron Pharmaceuticals, Inc.*	29,692	16,584,170
Sarepta Therapeutics, Inc.*	8,964	696,861
Seagen, Inc.*	13,599	2,147,010
Ultragenyx Pharmaceutical, Inc.*	5,599	533,865
Vertex Pharmaceuticals, Inc.*	33,004	6,654,597

		118,192,310

Health Care Equipment & Supplies (2.0%)
Abbott Laboratories	228,556	26,496,497
ABIOMED, Inc.*	5,058	1,578,652
Align Technology, Inc.*	19,389	11,846,679
Danaher Corp.	3,855	1,034,528
Dexcom, Inc.*	10,957	4,678,639
Edwards Lifesciences Corp.*	70,587	7,310,696
Globus Medical, Inc., Class A*	460	35,664
IDEXX Laboratories, Inc.*	9,661	6,101,405
Insulet Corp.*	7,546	2,071,453
Intuitive Surgical, Inc.*	35,718	32,847,702
Masimo Corp.*	4,041	979,740
Novocure Ltd.*	11,682	2,591,301
Penumbra, Inc.*	3,923	1,075,137
ResMed, Inc.	14,783	3,644,305
STERIS plc	1,541	317,908
Stryker Corp.	42,700	11,090,471
Tandem Diabetes Care, Inc.*	6,418	625,113
Teleflex, Inc.	966	388,129
West Pharmaceutical Services, Inc.	8,389	3,012,490

		117,726,509

Health Care Providers & Services (0.7%)
agilon health, Inc.*	5,490	222,729
Amedisys, Inc.*	3,235	792,349
Anthem, Inc.	7,165	2,735,597
Cardinal Health, Inc.	19,210	1,096,699
Chemed Corp.	481	228,235
Cigna Corp.	11,180	2,650,443
DaVita, Inc.*	5,745	691,870
Encompass Health Corp.	6,531	509,614

See Notes to Financial Statements.

1011

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Guardant Health, Inc.*	9,775	$1,213,957
HCA Healthcare, Inc.	52,276	10,807,540
Humana, Inc.	5,074	2,246,361
McKesson Corp.	2,682	512,906
Molina Healthcare, Inc.*	1,024	259,133
Oak Street Health, Inc.*	10,944	640,990
UnitedHealth Group, Inc.	38,848	15,556,293

		40,164,716

Health Care Technology (0.2%)
Cerner Corp.	71,817	5,613,217
Certara, Inc.*	2,519	71,363
Veeva Systems, Inc., Class A*	15,639	4,862,947

		10,547,527

Life Sciences Tools & Services (1.0%)
10X Genomics, Inc., Class A*	9,526	1,865,381
Adaptive Biotechnologies Corp.*	11,322	462,617
Agilent Technologies, Inc.	31,125	4,600,586
Avantor, Inc.*	128,082	4,548,192
Bio-Techne Corp.	4,299	1,935,668
Bruker Corp.	11,948	907,809
Charles River Laboratories International, Inc.*	5,321	1,968,344
Illumina, Inc.*	64,500	30,522,045
IQVIA Holdings, Inc.*	10,757	2,606,636
Maravai LifeSciences Holdings, Inc., Class A*	7,347	306,590
Mettler-Toledo International, Inc.*	2,620	3,629,591
PPD, Inc.*	7,651	352,635
Repligen Corp.*	5,883	1,174,364
Sotera Health Co.*	9,150	221,705
Syneos Health, Inc.*	1,185	106,046
Thermo Fisher Scientific, Inc.	4,039	2,037,554
Waters Corp.*	6,490	2,243,009

		59,488,772

Pharmaceuticals (1.4%)
AstraZeneca plc (ADR) (x)	55,144	3,303,126
Catalent, Inc.*	4,458	481,999
Eli Lilly and Co.	108,537	24,911,412
Novartis AG (ADR)	165,797	15,127,318
Novo Nordisk A/S (ADR)	56,968	4,772,209
Roche Holding AG (ADR)	283,739	13,332,896
Royalty Pharma plc, Class A	21,335	874,522
Zoetis, Inc.	123,672	23,047,514

		85,850,996

Total Health Care		431,970,830

Industrials (4.4%)
Aerospace & Defense (0.8%)
Airbus SE*	30,917	3,975,392
Axon Enterprise, Inc.*	7,445	1,316,276
Boeing Co. (The)*	99,519	23,840,772
BWX Technologies, Inc.	7,257	421,777
HEICO Corp.	1,685	234,923
HEICO Corp., Class A	2,958	367,324
Howmet Aerospace, Inc.*	3,386	116,715
Lockheed Martin Corp.	24,734	9,358,109
Northrop Grumman Corp.	1,535	557,865
Spirit AeroSystems Holdings, Inc., Class A	3,570	168,468
Teledyne Technologies, Inc.*	11,107	4,651,945
TransDigm Group, Inc.*	1,665	1,077,738
Virgin Galactic Holdings, Inc. (x)*	15,431	709,826

		46,797,130

Air Freight & Logistics (1.0%)
CH Robinson Worldwide, Inc.	2,477	232,021
Expeditors International of Washington, Inc.	109,035	13,803,831
FedEx Corp.	30,985	9,243,755
United Parcel Service, Inc., Class B	158,858	33,037,698
XPO Logistics, Inc.*	9,225	1,290,485

		57,607,790

Airlines (0.1%)
Delta Air Lines, Inc.*	72,955	3,156,033
Southwest Airlines Co.*	30,098	1,597,903

		4,753,936

Building Products (0.1%)
Advanced Drainage Systems, Inc.	6,569	765,748
Allegion plc	7,979	1,111,475
Armstrong World Industries, Inc.	2,096	224,817
AZEK Co., Inc. (The)*	7,000	297,220
Carrier Global Corp.	46,461	2,258,005
Fortune Brands Home & Security, Inc.	4,115	409,895
Trane Technologies plc	13,271	2,443,722
Trex Co., Inc.*	13,205	1,349,683

		8,860,565

Commercial Services & Supplies (0.2%)
Cintas Corp.	19,805	7,565,510
Copart, Inc.*	23,864	3,145,991
IAA, Inc.*	15,749	858,950
MSA Safety, Inc.	1,059	175,349
Rollins, Inc.	23,159	792,038
Waste Management, Inc.	7,845	1,099,163

		13,637,001

Electrical Equipment (0.2%)
Generac Holdings, Inc.*	12,695	5,270,329
Plug Power, Inc.*	57,042	1,950,266
Rockwell Automation, Inc.	8,044	2,300,745
Vertiv Holdings Co., Class A	28,257	771,416

		10,292,756

Industrial Conglomerates (0.2%)
3M Co.	9,628	1,912,410
Carlisle Cos., Inc.	2,297	439,600
Honeywell International, Inc.	17,150	3,761,852
Roper Technologies, Inc.	15,343	7,214,279

		13,328,141

Machinery (0.9%)
AGCO Corp.	714	93,091
Allison Transmission Holdings, Inc.	8,688	345,261

See Notes to Financial Statements.

1012

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Caterpillar, Inc.	53,972	$11,745,926
Cummins, Inc.	9,312	2,270,359
Deere & Co.	71,218	25,119,301
Donaldson Co., Inc.	1,556	98,853
Graco, Inc.	12,176	921,723
Illinois Tool Works, Inc.	32,235	7,206,457
Lincoln Electric Holdings, Inc.	6,704	882,984
Middleby Corp. (The)*	1,936	335,431
Nordson Corp.	1,159	254,412
Parker-Hannifin Corp.	2,495	766,240
Toro Co. (The)	11,463	1,259,554
Xylem, Inc.	13,375	1,604,465

		52,904,057

Professional Services (0.3%)
Booz Allen Hamilton Holding Corp.	15,486	1,319,097
Clarivate plc*	38,962	1,072,624
CoStar Group, Inc.*	34,700	2,873,854
Equifax, Inc.	8,319	1,992,484
Robert Half International, Inc.	11,250	1,000,913
TransUnion	44,902	4,930,689
Verisk Analytics, Inc.	11,534	2,015,220

		15,204,881

Road & Rail (0.5%)
DiDi Global, Inc. (ADR)*	64,591	913,317
JB Hunt Transport Services, Inc.	8,719	1,420,761
Kansas City Southern	2,827	801,087
Landstar System, Inc.	3,686	582,462
Lyft, Inc., Class A*	32,752	1,980,841
Norfolk Southern Corp.	5,100	1,353,591
Old Dominion Freight Line, Inc.	10,747	2,727,588
Uber Technologies, Inc.*	157,802	7,909,036
Union Pacific Corp.	47,974	10,550,922

		28,239,605

Trading Companies & Distributors (0.1%)
Fastenal Co.	58,102	3,021,304
SiteOne Landscape Supply, Inc.*	2,682	453,956
United Rentals, Inc.*	2,931	935,018
WW Grainger, Inc.	4,396	1,925,448

		6,335,726

Total Industrials		257,961,588

Information Technology (27.7%)
Communications Equipment (0.2%)
Arista Networks, Inc.*	6,145	2,226,395
Cisco Systems, Inc.	159,943	8,476,979
CommScope Holding Co., Inc.*	23,436	499,421
Ubiquiti, Inc.	658	205,421

		11,408,216

Electronic Equipment, Instruments & Components (0.3%)
Amphenol Corp., Class A	47,402	3,242,771
CDW Corp.	15,975	2,790,034
Cognex Corp.	19,363	1,627,460
Coherent, Inc.*	2,400	634,416
Corning, Inc.	28,871	1,180,824
IPG Photonics Corp.*	205	43,208
Jabil, Inc.	13,409	779,331
Keysight Technologies, Inc.*	9,196	1,419,954
Vontier Corp.	10,682	348,020
Zebra Technologies Corp., Class A*	8,974	4,751,643

		16,817,661

IT Services (5.8%)
Accenture plc, Class A	104,800	30,893,992
Affirm Holdings, Inc. (x)*	3,902	262,800
Afterpay Ltd.*	31,424	2,784,845
Automatic Data Processing, Inc.	64,000	12,711,680
Black Knight, Inc.*	34,034	2,653,971
Broadridge Financial Solutions, Inc.	11,985	1,935,937
EPAM Systems, Inc.*	6,142	3,138,316
Euronet Worldwide, Inc.*	4,186	566,575
Fidelity National Information Services, Inc.	32,268	4,571,408
Fiserv, Inc.*	55,643	5,947,680
FleetCor Technologies, Inc.*	2,181	558,467
Gartner, Inc.*	39,490	9,564,478
Genpact Ltd.	1,069	48,565
Global Payments, Inc.	25,488	4,780,020
Globant SA*	4,585	1,004,940
GoDaddy, Inc., Class A*	2,000	173,920
Jack Henry & Associates, Inc.	2,251	368,061
Marqeta, Inc., Class A (x)*	10,470	293,893
Mastercard, Inc., Class A	173,263	63,256,589
MongoDB, Inc.*	12,984	4,693,976
Okta, Inc.*	13,836	3,385,392
Paychex, Inc.	32,063	3,440,360
PayPal Holdings, Inc.*	197,857	57,671,358
Sabre Corp.*	37,058	462,484
Shift4 Payments, Inc., Class A*	5,014	469,912
Shopify, Inc., Class A*	1,897	2,771,479
Snowflake, Inc., Class A*	14,319	3,462,334
Square, Inc., Class A*	44,620	10,878,356
StoneCo Ltd., Class A*	44,442	2,980,281
Switch, Inc., Class A	12,001	253,341
Twilio, Inc., Class A*	5,194	2,047,267
Visa, Inc., Class A	446,966	104,509,590
Western Union Co. (The)	9,469	217,503
WEX, Inc.*	3,500	678,650
Wix.com Ltd.*	6,065	1,760,548

		345,198,968

Semiconductors & Semiconductor Equipment (4.5%)
Advanced Micro Devices, Inc.*	181,234	17,023,310
Allegro MicroSystems, Inc.*	2,065	57,200
Analog Devices, Inc.	6,329	1,089,601
Applied Materials, Inc.	104,603	14,895,467
ASML Holding NV (Registered) (NYRS)	11,227	7,756,061
Broadcom, Inc.	45,616	21,751,533
Brooks Automation, Inc.	7,043	671,057
Enphase Energy, Inc.*	15,053	2,764,182
Entegris, Inc.	14,926	1,835,450
KLA Corp.	17,512	5,677,566
Lam Research Corp.	16,275	10,590,142
Maxim Integrated Products, Inc.*	28,938	3,048,908
Microchip Technology, Inc.	23,992	3,592,562
Micron Technology, Inc.*	18,078	1,536,268

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
MKS Instruments, Inc.	5,449	$969,650
Monolithic Power Systems, Inc.	5,116	1,910,570
NVIDIA Corp.	120,614	96,503,261
NXP Semiconductors NV	9,655	1,986,227
ON Semiconductor Corp.*	26,754	1,024,143
QUALCOMM, Inc.	336,885	48,150,973
Skyworks Solutions, Inc.	9,094	1,743,775
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	33,816	4,063,331
Teradyne, Inc.	18,970	2,541,221
Texas Instruments, Inc.	65,437	12,583,535
Universal Display Corp.	4,894	1,088,083
Xilinx, Inc.	28,078	4,061,202

		268,915,278

Software (12.0%)
Adobe, Inc.*	91,803	53,763,509
Alteryx, Inc., Class A*	6,396	550,184
Anaplan, Inc.*	16,071	856,584
ANSYS, Inc.*	4,232	1,468,758
Aspen Technology, Inc.*	7,499	1,031,412
Atlassian Corp. plc, Class A*	15,075	3,872,164
Autodesk, Inc.*	145,018	42,330,754
Avalara, Inc.*	21,909	3,544,876
Bentley Systems, Inc., Class B (x)	15,745	1,019,961
Bill.com Holdings, Inc.*	8,561	1,568,204
C3.ai, Inc., Class A (x)*	1,109	69,346
Cadence Design Systems, Inc.*	31,374	4,292,591
CDK Global, Inc.	1,841	91,479
Citrix Systems, Inc.	5,149	603,823
Cloudflare, Inc., Class A*	27,684	2,930,075
Coupa Software, Inc.*	10,413	2,729,351
Crowdstrike Holdings, Inc., Class A*	18,315	4,602,743
Datadog, Inc., Class A*	46,476	4,837,222
DocuSign, Inc.*	21,775	6,087,637
DoubleVerify Holdings, Inc. (x)*	1,780	75,365
Dropbox, Inc., Class A*	35,597	1,078,945
Duck Creek Technologies, Inc. (x)*	1,825	79,406
Dynatrace, Inc.*	19,750	1,153,795
Elastic NV*	7,859	1,145,528
Everbridge, Inc.*	4,211	573,033
Fair Isaac Corp.*	3,184	1,600,533
FireEye, Inc.*	6,075	122,836
Five9, Inc.*	7,346	1,347,183
Fortinet, Inc.*	15,287	3,641,211
HubSpot, Inc.*	5,087	2,964,297
Intuit, Inc.	52,367	25,668,732
Jamf Holding Corp.*	3,125	104,906
Manhattan Associates, Inc.*	3,939	570,525
McAfee Corp., Class A	1,606	45,000
Medallia, Inc.*	6,464	218,160
Microsoft Corp.	1,253,843	339,666,069
nCino, Inc.*	4,550	272,636
New Relic, Inc.*	6,379	427,202
NortonLifeLock, Inc.	17,011	463,039
Nuance Communications, Inc.*	12,645	688,394
Nutanix, Inc., Class A*	22,452	858,115
Oracle Corp.	469,924	36,578,884
Palantir Technologies, Inc., Class A (x)*	185,448	4,888,409
Palo Alto Networks, Inc.*	10,880	4,037,024
Paycom Software, Inc.*	9,178	3,335,928
Paylocity Holding Corp.*	4,276	815,861
Pegasystems, Inc. (x)	4,218	587,103
Proofpoint, Inc.*	6,740	1,171,142
PTC, Inc.*	12,029	1,699,217
RingCentral, Inc., Class A*	9,171	2,664,909
salesforce.com, Inc.*	165,773	40,493,371
ServiceNow, Inc.*	55,793	30,661,043
Slack Technologies, Inc., Class A*	56,577	2,506,361
Smartsheet, Inc., Class A*	13,466	973,861
Splunk, Inc.*	47,405	6,853,815
Synopsys, Inc.*	10,982	3,028,726
Teradata Corp.*	9,875	493,454
Trade Desk, Inc. (The), Class A*	49,210	3,806,886
Tyler Technologies, Inc.*	4,072	1,842,051
UiPath, Inc., Class A (x)*	12,633	858,160
Unity Software, Inc.*	17,186	1,887,538
VMware, Inc., Class A (x)*	3,483	557,175
Workday, Inc., Class A*	85,931	20,515,167
Zendesk, Inc.*	13,742	1,983,520
Zoom Video Communications, Inc., Class A*	37,987	14,702,109
Zscaler, Inc.*	8,600	1,858,116

		707,815,413

Technology Hardware, Storage & Peripherals (4.9%)
Apple, Inc.	2,064,014	282,687,357
Dell Technologies, Inc., Class C*	15,607	1,555,550
HP, Inc.	50,566	1,526,587
NCR Corp.*	5,060	230,787
NetApp, Inc.	17,233	1,410,004
Pure Storage, Inc., Class A*	29,137	569,046

		287,979,331

Total Information Technology		1,638,134,867

Materials (0.5%)
Chemicals (0.4%)
Axalta Coating Systems Ltd.*	4,316	131,595
Celanese Corp.	4,790	726,164
Chemours Co. (The)	9,898	344,450
Diversey Holdings Ltd.*	4,623	82,798
Dow, Inc.	6,291	398,094
Ecolab, Inc.	25,043	5,158,107
FMC Corp.	3,807	411,917
Linde plc	7,085	2,048,274
LyondellBasell Industries NV, Class A	3,777	388,540
Olin Corp.	1,276	59,028
PPG Industries, Inc.	11,384	1,932,662
RPM International, Inc.	8,707	772,137
Scotts Miracle-Gro Co. (The)	4,519	867,286
Sherwin-Williams Co. (The)	45,801	12,478,482
W R Grace & Co.	6,569	454,049
Westlake Chemical Corp.	774	69,730

		26,323,313

Containers & Packaging (0.1%)
Avery Dennison Corp.	5,133	1,079,162
Ball Corp.	11,115	900,537

See Notes to Financial Statements.

1014

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PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Crown Holdings, Inc.	1,383	$141,357
Graphic Packaging Holding Co.	7,572	137,356
Sealed Air Corp.	9,611	569,452

		2,827,864

Metals & Mining (0.0%)
Freeport-McMoRan, Inc.	48,792	1,810,671
Southern Copper Corp.	8,967	576,758
Steel Dynamics, Inc.	4,382	261,167

		2,648,596

Paper & Forest Products (0.0%)
Louisiana-Pacific Corp.	869	52,392

Total Materials		31,852,165

Real Estate (0.7%)
Equity Real Estate Investment Trusts (REITs) (0.7%)
American Tower Corp. (REIT)	51,570	13,931,120
Brookfield Property REIT, Inc. (REIT), Class A	4,590	86,705
CoreSite Realty Corp. (REIT)	3,224	433,950
Crown Castle International Corp. (REIT)	49,220	9,602,822
Equinix, Inc. (REIT)	7,249	5,818,047
Equity LifeStyle Properties, Inc. (REIT)	10,715	796,232
Extra Space Storage, Inc. (REIT)	1,363	223,287
Iron Mountain, Inc. (REIT)	23,555	996,848
Lamar Advertising Co. (REIT), Class A	8,794	918,269
Public Storage (REIT)	13,151	3,954,374
SBA Communications Corp. (REIT)	1,778	566,649
Simon Property Group, Inc. (REIT)	32,359	4,222,202

		41,550,505

Real Estate Management & Development (0.0%)
CBRE Group, Inc., Class A*	2,067	177,204
Opendoor Technologies, Inc. (x)*	8,138	144,287

		321,491

Total Real Estate		41,871,996

Utilities (0.0%)
Electric Utilities (0.0%)
NRG Energy, Inc.	12,900	519,870

Independent Power and Renewable Electricity Producers (0.0%)
Brookfield Renewable Corp.	3,743	156,981

Total Utilities		676,851

Total Common Stocks (69.9%) (Cost $1,390,607,274)		4,138,338,630

EXCHANGE TRADED FUNDS (ETF):
Equity (19.7%)
iShares Core S&P 500 ETF	2,079	893,803
iShares Morningstar Growth ETF (x)‡	3,635,325	235,423,647
iShares Morningstar U.S. Equity ETF	15,692	953,132
iShares Morningstar Value ETF	404,136	26,090,293
iShares Russell 1000 ETF (x)	3,225	780,708
iShares Russell 1000 Growth ETF (x)	648,073	175,938,858
iShares S&P 500 Growth ETF (x)	1,570,500	114,222,465
SPDR Portfolio S&P 500 Growth ETF (x)	1,900,000	119,643,000
SPDR Portfolio S&P 500 Value ETF (x)	524,500	20,738,730
Vanguard Growth ETF (x)	786,022	225,438,970
Vanguard Large-Cap ETF	600	120,450
Vanguard Russell 1000 Growth ETF (x)	2,975,000	207,714,500
Vanguard Russell 1000 Value (x)	302,500	21,054,000
Vanguard Value ETF	150,300	20,660,238

Total Exchange Traded Funds (19.7%) (Cost $693,991,937)		1,169,672,794

MASTER LIMITED PARTNERSHIP:
Financials (0.0%)
Capital Markets (0.0%)
Apollo Global Management, Inc. (x) (Cost $1,081,178)	20,065	1,248,043

SHORT-TERM INVESTMENTS:
Investment Companies (5.9%)
BlackRock Liquidity FedFund, Institutional Shares (xx)	55,000,000	55,000,000
JPMorgan Prime Money Market Fund, IM Shares	296,371,546	296,519,732

Total Investment Companies		351,519,732

	Principal Amount	Value (Note 1)
Repurchase Agreements (2.3%)
Citigroup Global Markets, Inc., 0.07%, dated 6/30/21, due 7/1/21, repurchase price $25,134,079, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-5.000%, maturing 4/30/22-2/15/42; total market value $25,636,711. (xx)	$25,134,030	25,134,030
Deutsche Bank AG, 0.17%, dated 6/30/21, due 7/1/21, repurchase price $3,282,703, collateralized by various Foreign Government Agency Securities, ranging from 0.125%-1.875%, maturing 2/12/22-2/15/23; total market value $3,348,457. (xx)	3,282,687	3,282,687

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Principal Amount	Value (Note 1)
Deutsche Bank AG, 0.23%, dated 6/30/21, due 7/1/21, repurchase price $45,000,288, collateralized by various Common Stocks; total market value $50,005,253. (xx)	$45,000,000	$45,000,000
Deutsche Bank AG, 0.23%, dated 6/30/21, due 7/1/21, repurchase price $22,000,141, collateralized by various Common Stocks; total market value $24,447,012. (xx)	22,000,000	22,000,000
HSBC Bank plc, 0.10%, dated 6/30/21, due 7/1/21, repurchase price $3,500,010, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-6.125%, maturing 7/15/21-2/15/50; total market value $3,571,439. (xx)	3,500,000	3,500,000
HSBC Bank plc, 0.10%, dated 6/30/21, due 7/1/21, repurchase price $3,900,011, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-6.125%, maturing 7/15/21-2/15/50; total market value $3,979,603. (xx)	3,900,000	3,900,000
NBC Global Finance Ltd., 0.28%, dated 6/30/21, due 7/7/21, repurchase price $7,000,054, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 2.125%-3.875%, maturing 12/31/23-4/15/29; total market value $7,779,152. (xx)	7,000,000	7,000,000
Societe Generale SA, 0.20%, dated 6/30/21, due 7/1/21, repurchase price $25,000,139, collateralized by various Common Stocks; total market value $27,778,662. (xx)	25,000,000	25,000,000

Total Repurchase Agreements		134,816,717

Total Short-Term Investments (8.2%) (Cost $486,324,433)		486,336,449

Total Investments in Securities (97.8%) (Cost $2,572,004,822)		5,795,595,916
Other Assets Less Liabilities (2.2%)		128,535,532

Net Assets (100%)		$5,924,131,448

*	Non-income producing.
‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.
(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At June 30, 2021, the market value of these securities amounted to $228,312 or 0.0% of net assets.

(x)	All or a portion of security is on loan at June 30, 2021.
(xx)

At June 30, 2021, the Portfolio had loaned securities with a total value of $196,268,442. This was collateralized by $11,260,016 of various U.S. Government Treasury Securities, ranging from 0.000% – 8.000%, maturing 7/8/21 – 2/15/51 and by cash of $189,816,717 which was subsequently invested in an investment company and joint repurchase agreements as detailed in the Notes to the Financial Statements.

Glossary:

ADR	— American Depositary Receipt
NYRS	— New York Registry Shares
USD	— United States Dollar

Investments in companies which were affiliates for the six months ended June 30, 2021, were as follows:

Security Description	Shares at June 30, 2021	Market Value December 31, 2020 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value June 30, 2021 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
EXCHANGE TRADED FUNDS (ETF):
Equity
iShares Morningstar Growth ETF (x)(a)	3,635,325	110,144,254	110,128,650	(6,966,407)	5,804,759	16,312,391	235,423,647	245,773	—

(a)	Formerly known as iShares Morningstar Large-Cap Growth ETF.

See Notes to Financial Statements.

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EQ/LARGE CAP GROWTH MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

Futures contracts outstanding as of June 30, 2021 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
NASDAQ 100 E-Mini Index	416	9/2021	USD	121,047,680	4,367,394
S&P 500 E-Mini Index	2,261	9/2021	USD	484,826,230	5,771,977

					10,139,371

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2021:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$630,708,594	$5,576,173	$—	$636,284,767
Consumer Discretionary	786,201,452	—	—	786,201,452
Consumer Staples	188,799,656	12,526,572	—	201,326,228
Energy	17,003,625	—	—	17,003,625
Financials	95,054,261	—	—	95,054,261
Health Care	431,970,830	—	—	431,970,830
Industrials	253,986,196	3,975,392	—	257,961,588
Information Technology	1,635,350,022	2,784,845	—	1,638,134,867
Materials	31,852,165	—	—	31,852,165
Real Estate	41,871,996	—	—	41,871,996
Utilities	676,851	—	—	676,851
Exchange Traded Funds	1,169,672,794	—	—	1,169,672,794
Futures	10,139,371	—	—	10,139,371
Master Limited Partnership
Financials	1,248,043	—	—	1,248,043
Short-Term Investments
Investment Companies	351,519,732	—	—	351,519,732
Repurchase Agreements	—	134,816,717	—	134,816,717

Total Assets	$5,646,055,588	$159,679,699	$—	$5,805,735,287

Total Liabilities	$—	$—	$—	$—

Total	$5,646,055,588	$159,679,699	$—	$5,805,735,287

Fair Values of Derivative Instruments as of June 30, 2021:

	Statement of Assets and Liabilities
Derivatives Contracts^	Asset Derivatives	Fair Value
Equity contracts	Receivables, Net assets – Unrealized appreciation	$10,139,371	*

Total		$10,139,371

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

See Notes to Financial Statements.

1017

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EQ/LARGE CAP GROWTH MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2021:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$76,703,295	$76,703,295

Total	$76,703,295	$76,703,295

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$(4,092,395)	$(4,092,395)

Total	$(4,092,395)	$(4,092,395)

^ This Portfolio held futures contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

The Portfolio held futures contracts with an average notional balance of approximately $543,242,000 during the six months ended June 30, 2021.

Investment security transactions for the six months ended June 30, 2021 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities (affiliated 18%)*	$1,184,724,161
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities (affiliated 17%)*	$1,539,161,527

*	During the six months ended June 30, 2021, the Portfolio engaged in purchases and sales of securities pursuant to Rule 17a-7 of the 1940 Act (amount is percentage of total Purchases and/or Sales).

As of June 30, 2021, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$3,211,238,607
Aggregate gross unrealized depreciation	(11,064,347)

Net unrealized appreciation	$3,200,174,260

Federal income tax cost of investments in securities and derivative instruments, if applicable	$2,605,561,027

For the six months ended June 30, 2021, the Portfolio incurred approximately $7,003 as brokerage commissions with Sanford C. Bernstein & Co., LLC, an affiliated broker/dealer.

See Notes to Financial Statements.

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STATEMENT OF ASSETS AND LIABILITIES

June 30, 2021 (Unaudited)

ASSETS
Investments in Securities, at value (x)
Affiliated Issuers (Cost $126,390,916)	$235,423,647
Unaffiliated Issuers (Cost $2,310,797,189)	5,425,355,552
Repurchase Agreements (Cost $134,816,717)	134,816,717
Cash	234,363,750
Cash held as collateral at broker for futures	31,859,200
Receivable for securities sold	59,443,881
Dividends, interest and other receivables	1,649,728
Due from broker for futures variation margin	627,465
Receivable for Portfolio shares sold	141,801
Securities lending income receivable	89,106
Other assets	53,241

Total assets	6,123,824,088

LIABILITIES
Payable for return of collateral on securities loaned	189,816,717
Payable for Portfolio shares redeemed	3,079,415
Payable for securities purchased	2,620,974
Investment management fees payable	2,082,902
Distribution fees payable – Class IB	1,057,011
Administrative fees payable	558,461
Distribution fees payable – Class IA	16,649
Trustees’ fees payable	685
Accrued expenses	459,826

Total liabilities	199,692,640

NET ASSETS	$5,924,131,448

Net assets were comprised of:
Paid in capital	$1,842,897,597
Total distributable earnings (loss)	4,081,233,851

Net assets	$5,924,131,448

Class IA
Net asset value, offering and redemption price per share, $83,246,752 / 1,783,682 shares outstanding (unlimited amount authorized: $0.01 par value)	$46.67

Class IB
Net asset value, offering and redemption price per share, $5,276,811,805 / 117,261,909 shares outstanding (unlimited amount authorized: $0.01 par value)	$45.00

Class K
Net asset value, offering and redemption price per share, $564,072,891 / 12,057,695 shares outstanding (unlimited amount authorized: $0.01 par value)	$46.78

(x)	Includes value of securities on loan of $196,268,442.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2021 (Unaudited)

INVESTMENT INCOME
Dividends ($245,773 of dividend income received from affiliates) (net of $216,237 foreign withholding tax)	$19,324,112
Interest	9,177
Securities lending (net)	192,134

Total income	19,525,423

EXPENSES
Investment management fees	12,302,909
Distribution fees – Class IB	6,223,824
Administrative fees	3,327,546
Printing and mailing expenses	165,777
Custodian fees	145,600
Professional fees	107,863
Distribution fees - Class IA	96,903
Trustees’ fees	71,440
Miscellaneous	57,564

Total expenses	22,499,426

NET INVESTMENT INCOME (LOSS)	(2,974,003)

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities ($5,804,759 realized gain (loss) from affiliates)	912,824,331
Futures contracts	76,703,295
Foreign currency transactions	46,714

Net realized gain (loss)	989,574,340

Change in unrealized appreciation (depreciation) on:
Investments in securities ($16,312,391 of change in unrealized appreciation (depreciation) from affiliates)	(282,020,640)
Futures contracts	(4,092,395)
Foreign currency translations	(23,827)

Net change in unrealized appreciation (depreciation)	(286,136,862)

NET REALIZED AND UNREALIZED GAIN (LOSS)	703,437,478

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$700,463,475

See Notes to Financial Statements.

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STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31, 2020
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(2,974,003)	$4,516,175
Net realized gain (loss)	989,574,340	592,367,879
Net change in unrealized appreciation (depreciation)	(286,136,862)	823,825,082

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	700,463,475	1,420,709,136

Distributions to shareholders:
Class IA	—	(9,933,635)
Class IB	—	(673,629,040)
Class K	—	(70,400,649)

Total distributions to shareholders	—	(753,963,324)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 37,682 and 61,035 shares, respectively ]	1,628,217	2,320,281
Capital shares issued in reinvestment of dividends and distributions [ 0 and 246,525 shares, respectively ]	—	9,933,635
Capital shares repurchased [ (99,273) and (172,192) shares, respectively ]	(4,242,617)	(6,686,820)

Total Class IA transactions	(2,614,400)	5,567,096

Class IB
Capital shares sold [ 283,912 and 873,418 shares, respectively ]	11,889,420	32,273,562
Capital shares issued in reinvestment of dividends and distributions [ 0 and 17,326,817 shares, respectively ]	—	673,629,040
Capital shares repurchased [ (7,738,962) and (18,003,370) shares, respectively ]	(321,557,470)	(677,150,930)

Total Class IB transactions	(309,668,050)	28,751,672

Class K
Capital shares sold [ 48,167 and 302,106 shares, respectively ]	2,062,150	10,156,449
Capital shares issued in reinvestment of dividends and distributions [ 0 and 1,744,904 shares, respectively ]	—	70,400,649
Capital shares repurchased [ (764,929) and (7,197,989) shares, respectively ]	(32,869,438)	(275,021,068)

Total Class K transactions	(30,807,288)	(194,463,970)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(343,089,738)	(160,145,202)

TOTAL INCREASE (DECREASE) IN NET ASSETS	357,373,737	506,600,610
NET ASSETS:
Beginning of period	5,566,757,711	5,060,157,101

End of period	$5,924,131,448	$5,566,757,711

See Notes to Financial Statements.

1020

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EQ/LARGE CAP GROWTH MANAGED VOLATILITY PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31,
Class IA			2020	2019	2018	2017	2016
Net asset value, beginning of period	$41.27		$36.07	$29.30	$33.16	$27.83	$27.43

Income (loss) from investment operations:
Net investment income (loss) (e)	(0.03)		0.02	0.14	0.17	0.15	0.15
Net realized and unrealized gain (loss)	5.43		11.26	9.67	(0.92)	7.93	1.36

Total from investment operations	5.40		11.28	9.81	(0.75)	8.08	1.51

Less distributions:
Dividends from net investment income	—		(0.03)	(0.15)	(0.17)	(0.16)	(0.16)
Distributions from net realized gains	—		(6.05)	(2.89)	(2.94)	(2.59)	(0.95)

Total dividends and distributions	—		(6.08)	(3.04)	(3.11)	(2.75)	(1.11)

Net asset value, end of period	$46.67		$41.27	$36.07	$29.30	$33.16	$27.83

Total return (b)	13.08%		32.00%	33.73%	(2.96)%	29.21%	5.48%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$83,247		$76,155	$61,670	$49,705	$56,352	$46,671
Ratio of expenses to average net assets:
After waivers (a)(f)	0.83%		0.84%	0.85%	0.84%	0.85%	0.85%
Before waivers (a)(f)	0.83%		0.84%	0.85%	0.84%	0.85%	0.86%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	(0.13)%		0.06%	0.41%	0.49%	0.47%	0.53%
Before waivers (a)(f)	(0.13)%		0.06%	0.41%	0.49%	0.47%	0.53%
Portfolio turnover rate^	23	%(z)	20%	17%	20%	19%	25%

	Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31,
Class IB			2020	2019	2018	2017	2016
Net asset value, beginning of period	$39.79		$34.95	$28.46	$32.30	$27.17	$26.79

Income (loss) from investment operations:
Net investment income (loss) (e)	(0.03)		0.02	0.14	0.16	0.15	0.14
Net realized and unrealized gain (loss)	5.24		10.90	9.39	(0.89)	7.73	1.35

Total from investment operations	5.21		10.92	9.53	(0.73)	7.88	1.49

Less distributions:
Dividends from net investment income	—		(0.03)	(0.15)	(0.17)	(0.16)	(0.16)
Distributions from net realized gains	—		(6.05)	(2.89)	(2.94)	(2.59)	(0.95)

Total dividends and distributions	—		(6.08)	(3.04)	(3.11)	(2.75)	(1.11)

Net asset value, end of period	$45.00		$39.79	$34.95	$28.46	$32.30	$27.17

Total return (b)	13.09%		31.99%	33.74%	(2.97)%	29.18%	5.53%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$5,276,812		$4,962,811	$4,351,634	$3,695,987	$4,353,543	$3,810,472
Ratio of expenses to average net assets:
After waivers (a)(f)	0.83%		0.84%	0.85%	0.84%	0.85%	0.85%
Before waivers (a)(f)	0.83%		0.84%	0.85%	0.84%	0.85%	0.86%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	(0.13)%		0.06%	0.41%	0.48%	0.47%	0.53%
Before waivers (a)(f)	(0.13)%		0.06%	0.41%	0.48%	0.47%	0.53%
Portfolio turnover rate^	23	%(z)	20%	17%	20%	19%	25%

See Notes to Financial Statements.

1021

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH MANAGED VOLATILITY PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31,
Class K			2020	2019	2018	2017	2016
Net asset value, beginning of period	$41.32		$36.09	$29.31	$33.17	$27.83	$27.42

Income (loss) from investment operations:
Net investment income (loss) (e)	0.03	†	0.13	0.23	0.26	0.23	0.21
Net realized and unrealized gain (loss)	5.43		11.28	9.67	(0.92)	7.93	1.39

Total from investment operations	5.46		11.41	9.90	(0.66)	8.16	1.60

Less distributions:
Dividends from net investment income	—		(0.13)	(0.23)	(0.26)	(0.23)	(0.24)
Distributions from net realized gains	—		(6.05)	(2.89)	(2.94)	(2.59)	(0.95)

Total dividends and distributions	—		(6.18)	(3.12)	(3.20)	(2.82)	(1.19)

Net asset value, end of period	$46.78		$41.32	$36.09	$29.31	$33.17	$27.83

Total return (b)	13.21%		32.34%	34.04%	(2.71)%	29.53%	5.79%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$564,073		$527,792	$646,853	$609,544	$713,793	$679,517
Ratio of expenses to average net assets:
After waivers (a)(f)	0.58%		0.59%	0.60%	0.59%	0.60%	0.60%
Before waivers (a)(f)	0.58%		0.59%	0.60%	0.59%	0.60%	0.61%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	0.12%		0.33%	0.66%	0.74%	0.72%	0.78%
Before waivers (a)(f)	0.12%		0.33%	0.66%	0.74%	0.72%	0.77%
Portfolio turnover rate^	23	% (z)	20%	17%	20%	19%	25%
†

The amount shown for a share outstanding throughout the period does not accord with the aggregate net income and/or gain on investments for that period because of the timing of sales and repurchases of the Portfolio shares in relation to fluctuating market value of the investments in the Portfolio.

^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

1022

EQ/LARGE CAP VALUE INDEX PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2021	% of Net Assets
Financials	20.6%
Health Care	17.1
Industrials	11.9
Information Technology	10.1
Communication Services	8.4
Consumer Staples	7.1
Consumer Discretionary	5.7
Energy	5.1
Utilities	4.7
Real Estate	4.4
Materials	3.7
Repurchase Agreements	0.2
Cash and Other	1.0

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IA and Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2021 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/21	Ending Account Value 6/30/21	Expenses Paid During Period* 1/1/21 - 6/30/21
Class IA
Actual	$1,000.00	$1,166.30	$3.94
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.16	3.68
Class IB
Actual	1,000.00	1,165.80	3.94
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.16	3.68
Class K
Actual	1,000.00	1,167.00	2.60
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.39	2.43

* Expenses are equal to the Portfolio’s Class IA, Class IB and Class K shares annualized expense ratio of 0.73%, 0.73% and 0.48%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

1023

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (8.4%)
Diversified Telecommunication Services (2.2%)
AT&T, Inc.	281,900	$8,113,082
Lumen Technologies, Inc.	43,379	589,521
Verizon Communications, Inc.	163,500	9,160,905

		17,863,508

Entertainment (2.3%)
Activision Blizzard, Inc.	30,400	2,901,376
Electronic Arts, Inc.	11,300	1,625,279
Liberty Media Corp.-Liberty Formula One, Class A*	950	40,499
Liberty Media Corp.-Liberty Formula One, Class C*	7,750	373,627
Live Nation Entertainment, Inc.*	3,200	280,288
Madison Square Garden Sports Corp., Class A*	450	77,656
Take-Two Interactive Software, Inc.*	3,600	637,272
Walt Disney Co. (The)*	68,025	11,956,754
World Wrestling Entertainment, Inc., Class A	200	11,578
Zynga, Inc., Class A*	20,550	218,447

		18,122,776

Interactive Media & Services (1.3%)
Alphabet, Inc., Class A*	1,700	4,151,043
Alphabet, Inc., Class C*	1,600	4,010,112
IAC/InterActiveCorp*	3,000	462,510
TripAdvisor, Inc.*	1,450	58,435
Twitter, Inc.*	27,500	1,892,275
Vimeo, Inc.*	300	14,700

		10,589,075

Media (2.2%)
Altice USA, Inc., Class A*	2,500	85,350
Cable One, Inc.	100	191,281
Charter Communications, Inc., Class A*	300	216,435
Comcast Corp., Class A	180,000	10,263,600
Discovery, Inc., Class A (x)*	6,500	199,420
Discovery, Inc., Class C*	12,372	358,541
DISH Network Corp., Class A*	9,738	407,048
Fox Corp., Class A	12,639	469,286
Fox Corp., Class B	5,933	208,842
Interpublic Group of Cos., Inc. (The)	15,400	500,346
Liberty Broadband Corp., Class A*	971	163,293
Liberty Broadband Corp., Class C*	5,959	1,034,840
Liberty Media Corp.-Liberty SiriusXM, Class A*	3,136	146,075
Liberty Media Corp.-Liberty SiriusXM, Class C*	6,344	294,298
New York Times Co. (The), Class A	6,500	283,075
News Corp., Class A	15,355	395,698
News Corp., Class B	4,700	114,445
Nexstar Media Group, Inc., Class A	1,500	221,820
Omnicom Group, Inc.	8,400	671,916
Sirius XM Holdings, Inc. (x)	35,500	232,170
ViacomCBS, Inc.	22,926	1,036,255
ViacomCBS, Inc., Class A (x)	267	12,936

		17,506,970

Wireless Telecommunication Services (0.4%)
T-Mobile US, Inc.*	23,222	3,363,242

Total Communication Services		67,445,571

Consumer Discretionary (5.7%)
Auto Components (0.3%)
Aptiv plc*	8,650	1,360,905
BorgWarner, Inc.	9,400	456,276
Gentex Corp.	9,500	314,355
Lear Corp.	2,390	418,919
QuantumScape Corp. (x)*	1,300	38,038

		2,588,493

Automobiles (0.7%)
Ford Motor Co.*	154,400	2,294,384
General Motors Co.*	54,250	3,209,972
Harley-Davidson, Inc.	6,000	274,920
Thor Industries, Inc.	1,250	141,250

		5,920,526

Distributors (0.1%)
Genuine Parts Co.	5,550	701,909
LKQ Corp.*	11,000	541,420

		1,243,329

Diversified Consumer Services (0.1%)
Bright Horizons Family Solutions, Inc.*	500	73,555
Chegg, Inc.*	1,300	108,043
frontdoor, Inc.*	1,050	52,311
Grand Canyon Education, Inc.*	1,750	157,447
H&R Block, Inc.	1,300	30,524
Service Corp. International	6,350	340,297
Terminix Global Holdings, Inc.*	5,000	238,550

		1,000,727

Hotels, Restaurants & Leisure (1.7%)
Aramark	8,950	333,387
Boyd Gaming Corp.*	2,500	153,725
Caesars Entertainment, Inc.*	2,900	300,875
Carnival Corp.*	33,538	884,062
Darden Restaurants, Inc.	1,600	233,584
Domino’s Pizza, Inc.	500	233,245
Hilton Worldwide Holdings, Inc.*	3,500	422,170
Hyatt Hotels Corp., Class A*	1,525	118,401
Marriott Vacations Worldwide Corp.*	1,600	254,880
McDonald’s Corp.	24,250	5,601,507
MGM Resorts International	16,066	685,215
Norwegian Cruise Line Holdings Ltd.*	14,500	426,445
Penn National Gaming, Inc.*	5,700	435,993
Planet Fitness, Inc., Class A*	1,000	75,250
Royal Caribbean Cruises Ltd.*	8,544	728,632
Six Flags Entertainment Corp.*	1,850	80,068
Travel + Leisure Co.	1,100	65,395
Wyndham Hotels & Resorts, Inc.	1,300	93,977
Yum China Holdings, Inc.	15,250	1,010,313
Yum! Brands, Inc.	10,750	1,236,573

		13,373,697

See Notes to Financial Statements.

1024

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Household Durables (0.7%)
DR Horton, Inc.	7,627	$689,252
Garmin Ltd.	5,985	865,670
Leggett & Platt, Inc.	5,200	269,412
Lennar Corp., Class A	10,632	1,056,289
Lennar Corp., Class B	603	49,115
Mohawk Industries, Inc.*	2,277	437,617
Newell Brands, Inc.	14,950	410,677
NVR, Inc.*	100	497,330
PulteGroup, Inc.	7,250	395,632
Toll Brothers, Inc.	2,625	151,751
TopBuild Corp.*	200	39,556
Whirlpool Corp.	2,466	537,637

		5,399,938

Internet & Direct Marketing Retail (0.1%)
DoorDash, Inc., Class A*	400	71,332
Qurate Retail, Inc., Class A	14,639	191,625
Wayfair, Inc., Class A (x)*	1,300	410,423

		673,380

Leisure Products (0.1%)
Brunswick Corp.	2,650	263,993
Hasbro, Inc.	5,000	472,600
Hayward Holdings, Inc.*	1,500	39,030
Polaris, Inc.	700	95,872

		871,495

Multiline Retail (0.7%)
Dollar General Corp.	5,400	1,168,506
Dollar Tree, Inc.*	9,100	905,450
Kohl’s Corp.	6,091	335,675
Nordstrom, Inc.*	600	21,942
Ollie’s Bargain Outlet Holdings, Inc.*	2,500	210,325
Target Corp.	10,850	2,622,879

		5,264,777

Specialty Retail (0.8%)
Advance Auto Parts, Inc.	2,600	533,364
AutoNation, Inc.*	1,950	184,880
AutoZone, Inc.*	700	1,044,554
Best Buy Co., Inc.	7,550	868,099
Burlington Stores, Inc.*	200	64,398
CarMax, Inc.*	5,800	749,070
Dick’s Sporting Goods, Inc.	2,450	245,466
Foot Locker, Inc.	3,441	212,069
Gap, Inc. (The)	7,900	265,835
L Brands, Inc.	3,900	281,034
Leslie’s, Inc.*	468	12,865
Lithia Motors, Inc., Class A	1,100	378,004
O’Reilly Automotive, Inc.*	1,900	1,075,799
Penske Automotive Group, Inc.	1,250	94,362
Petco Health & Wellness Co., Inc. (x)*	2,703	60,574
Vroom, Inc. (x)*	3,304	138,305
Williams-Sonoma, Inc.	750	119,738

		6,328,416

Textiles, Apparel & Luxury Goods (0.4%)
Capri Holdings Ltd.*	5,800	331,702
Carter’s, Inc.	1,700	175,389
Columbia Sportswear Co.	1,400	137,704
Deckers Outdoor Corp.*	1,000	384,070
Hanesbrands, Inc.	5,450	101,751
PVH Corp.*	2,800	301,252
Ralph Lauren Corp.	1,800	212,058
Skechers USA, Inc., Class A*	4,600	229,218
Tapestry, Inc.*	9,850	428,278
Under Armour, Inc., Class A*	7,350	155,453
Under Armour, Inc., Class C*	7,750	143,917
VF Corp.	4,500	369,180

		2,969,972

Total Consumer Discretionary		45,634,750

Consumer Staples (7.1%)
Beverages (0.9%)
Brown-Forman Corp., Class A	850	59,925
Brown-Forman Corp., Class B	3,550	266,037
Coca-Cola Co. (The)	45,000	2,434,950
Constellation Brands, Inc., Class A	6,350	1,485,201
Keurig Dr Pepper, Inc.	27,555	971,038
Molson Coors Beverage Co., Class B*	6,949	373,092
Monster Beverage Corp.*	1,000	91,350
PepsiCo, Inc.	9,300	1,377,981

		7,059,574

Food & Staples Retailing (1.5%)
Albertsons Cos., Inc., Class A (x)	6,064	119,218
Casey’s General Stores, Inc.	1,500	291,960
Costco Wholesale Corp.	1,200	474,804
Grocery Outlet Holding Corp.*	3,380	117,151
Kroger Co. (The)	29,400	1,126,314
US Foods Holding Corp.*	8,650	331,814
Walgreens Boots Alliance, Inc.	28,248	1,486,127
Walmart, Inc.	56,582	7,979,194

		11,926,582

Food Products (1.7%)
Archer-Daniels-Midland Co.	21,866	1,325,080
Beyond Meat, Inc.*	250	39,372
Bunge Ltd.	5,411	422,870
Campbell Soup Co.	7,650	348,764
Conagra Brands, Inc.	18,381	668,701
Darling Ingredients, Inc.*	6,000	405,000
Flowers Foods, Inc.	7,350	177,870
General Mills, Inc.	24,050	1,465,367
Hain Celestial Group, Inc. (The)*	3,250	130,390
Hershey Co. (The)	800	139,344
Hormel Foods Corp.	11,150	532,413
Ingredion, Inc.	2,629	237,925
J M Smucker Co. (The)	4,169	540,177
Kellogg Co.	5,465	351,563
Kraft Heinz Co. (The)	26,100	1,064,358
Lamb Weston Holdings, Inc.	3,978	320,865
McCormick & Co., Inc. (Non-Voting)	9,800	865,536
Mondelez International, Inc., Class A	54,962	3,431,827
Pilgrim’s Pride Corp.*	1,050	23,289
Post Holdings, Inc.*	2,300	249,481
Seaboard Corp.	14	54,162

See Notes to Financial Statements.

1025

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Tyson Foods, Inc., Class A	11,324	$835,258

		13,629,612

Household Products (2.0%)
Church & Dwight Co., Inc.	9,100	775,502
Clorox Co. (The)	954	171,634
Colgate-Palmolive Co.	15,400	1,252,790
Kimberly-Clark Corp.	6,555	876,928
Procter & Gamble Co. (The)	96,071	12,962,860
Reynolds Consumer Products, Inc.	2,050	62,218
Spectrum Brands Holdings, Inc.	1,558	132,492

		16,234,424

Personal Products (0.0%)
Coty, Inc., Class A*	11,346	105,972
Herbalife Nutrition Ltd.*	3,450	181,918

		287,890

Tobacco (1.0%)
Altria Group, Inc.	32,350	1,542,448
Philip Morris International, Inc.	61,400	6,085,354

		7,627,802

Total Consumer Staples		56,765,884

Energy (5.1%)
Energy Equipment & Services (0.4%)
Baker Hughes Co.	28,999	663,207
Halliburton Co.	33,000	762,960
NOV, Inc.*	15,349	235,147
Schlumberger NV	55,116	1,764,263

		3,425,577

Oil, Gas & Consumable Fuels (4.7%)
Antero Midstream Corp.	13,100	136,109
APA Corp.	14,858	321,379
Cabot Oil & Gas Corp.	13,550	236,583
Chevron Corp.	76,314	7,993,128
Cimarex Energy Co.	3,100	224,595
ConocoPhillips	53,214	3,240,733
Continental Resources, Inc.	2,250	85,567
Devon Energy Corp.	26,523	774,206
Diamondback Energy, Inc.	3,666	344,201
EOG Resources, Inc.	20,250	1,689,660
EQT Corp.*	10,883	242,256
Exxon Mobil Corp.	167,099	10,540,605
Hess Corp.	10,118	883,504
HollyFrontier Corp.	5,800	190,820
Kinder Morgan, Inc.	76,750	1,399,152
Marathon Oil Corp.	30,848	420,150
Marathon Petroleum Corp.	25,682	1,551,706
Occidental Petroleum Corp.	29,043	908,175
ONEOK, Inc.	17,450	970,918
Phillips 66	17,235	1,479,108
Pioneer Natural Resources Co.	4,739	770,182
Targa Resources Corp.	8,800	391,160
Valero Energy Corp.	16,036	1,252,091
Williams Cos., Inc. (The)	47,900	1,271,745

		37,317,733

Total Energy		40,743,310

Financials (20.6%)
Banks (8.2%)
Bank of America Corp.	297,638	12,271,615
Bank of Hawaii Corp.	1,524	128,351
Bank OZK	4,800	202,368
BOK Financial Corp.	1,146	99,244
Citigroup, Inc.	81,558	5,770,228
Citizens Financial Group, Inc.	13,700	628,419
Comerica, Inc.	5,455	389,160
Commerce Bancshares, Inc.	4,118	307,038
Cullen/Frost Bankers, Inc.	2,197	246,064
East West Bancorp, Inc.	5,534	396,732
Fifth Third Bancorp	27,588	1,054,689
First Citizens BancShares, Inc., Class A (x)	300	249,822
First Hawaiian, Inc.	5,100	144,534
First Horizon Corp.	21,484	371,244
First Republic Bank	6,950	1,300,831
FNB Corp.	12,450	153,509
Huntington Bancshares, Inc.	57,724	823,721
JPMorgan Chase & Co.	118,727	18,466,798
KeyCorp	38,083	786,414
M&T Bank Corp.	5,059	735,123
PacWest Bancorp	4,550	187,278
People’s United Financial, Inc.	16,760	287,266
Pinnacle Financial Partners, Inc.	2,900	256,041
PNC Financial Services Group, Inc. (The)	16,739	3,193,132
Popular, Inc.	3,182	238,809
Prosperity Bancshares, Inc.	3,500	251,300
Regions Financial Corp.	37,818	763,167
Signature Bank	2,200	540,430
Sterling Bancorp	6,900	171,051
SVB Financial Group*	2,150	1,196,325
Synovus Financial Corp.	5,291	232,169
Truist Financial Corp.	52,968	2,939,724
Umpqua Holdings Corp.	8,650	159,593
US Bancorp	52,950	3,016,562
Webster Financial Corp.	3,450	184,023
Wells Fargo & Co.	163,245	7,393,366
Western Alliance Bancorp	1,850	171,772
Wintrust Financial Corp.	2,200	166,386
Zions Bancorp NA	6,318	333,969

		66,208,267

Capital Markets (4.8%)
Affiliated Managers Group, Inc.	1,650	254,447
Ameriprise Financial, Inc.	2,060	512,693
Ares Management Corp.	600	38,154
Bank of New York Mellon Corp. (The)	31,599	1,618,817
BlackRock, Inc.	5,663	4,954,955
Carlyle Group, Inc. (The)	6,300	292,824
Cboe Global Markets, Inc.	4,200	500,010
Charles Schwab Corp. (The)	61,816	4,500,823
CME Group, Inc.	14,150	3,009,422
Evercore, Inc., Class A	1,550	218,193
FactSet Research Systems, Inc.	200	67,122
Franklin Resources, Inc.	11,300	361,487
Goldman Sachs Group, Inc. (The)	12,377	4,697,443
Interactive Brokers Group, Inc., Class A	3,119	205,012

See Notes to Financial Statements.

1026

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Intercontinental Exchange, Inc.	21,935	$2,603,684
Invesco Ltd.	13,131	350,992
Janus Henderson Group plc	6,700	260,027
Jefferies Financial Group, Inc.	8,613	294,565
KKR & Co., Inc., Class A	21,600	1,279,584
Lazard Ltd., Class A	4,000	181,000
Moody’s Corp.	400	144,948
Morgan Stanley	54,754	5,020,394
Morningstar, Inc.	100	25,711
MSCI, Inc.	1,000	533,080
Nasdaq, Inc.	4,474	786,529
Northern Trust Corp.	8,031	928,544
Raymond James Financial, Inc.	4,542	590,006
S&P Global, Inc.	2,800	1,149,260
SEI Investments Co.	4,250	263,372
State Street Corp.	13,628	1,121,312
Stifel Financial Corp.	4,000	259,440
T. Rowe Price Group, Inc.	5,900	1,168,023
Tradeweb Markets, Inc., Class A	4,100	346,696
Virtu Financial, Inc., Class A	3,650	100,849

		38,639,418

Consumer Finance (0.9%)
Ally Financial, Inc.	14,600	727,664
American Express Co.	9,350	1,544,900
Capital One Financial Corp.	17,630	2,727,185
Credit Acceptance Corp. (x)*	400	181,644
Discover Financial Services	5,369	635,099
OneMain Holdings, Inc.	3,400	203,694
Santander Consumer USA Holdings, Inc.	2,300	83,536
SLM Corp.	12,639	264,661
Synchrony Financial	18,543	899,706

		7,268,089

Diversified Financial Services (2.7%)
Berkshire Hathaway, Inc., Class B*	74,087	20,590,259
Equitable Holdings, Inc.‡	15,100	459,795
Voya Financial, Inc.	4,700	289,050

		21,339,104

Insurance (3.8%)
Aflac, Inc.	26,480	1,420,917
Alleghany Corp.*	530	353,547
Allstate Corp. (The)	11,788	1,537,627
American Financial Group, Inc.	2,641	329,385
American International Group, Inc.	33,806	1,609,166
Aon plc, Class A	3,600	859,536
Arch Capital Group Ltd.*	11,603	451,821
Arthur J Gallagher & Co.	7,950	1,113,636
Assurant, Inc.	2,361	368,741
Assured Guaranty Ltd.	2,854	135,508
Athene Holding Ltd., Class A*	4,550	307,125
Axis Capital Holdings Ltd.	2,956	144,873
Brighthouse Financial, Inc.*	3,348	152,468
Brown & Brown, Inc.	8,670	460,724
Chubb Ltd.	17,636	2,803,066
Cincinnati Financial Corp.	5,906	688,758
CNA Financial Corp.	1,010	45,945
Erie Indemnity Co., Class A	300	58,005
Everest Re Group Ltd.	1,262	318,037
Fidelity National Financial, Inc.	10,888	473,192
First American Financial Corp.	4,150	258,752
Globe Life, Inc.	3,912	372,618
GoHealth, Inc., Class A (x)*	220	2,466
Hanover Insurance Group, Inc. (The)	1,359	184,335
Hartford Financial Services Group, Inc. (The)	13,999	867,518
Kemper Corp.	2,400	177,360
Lemonade, Inc. (x)*	1,314	143,765
Lincoln National Corp.	6,314	396,772
Loews Corp.	8,685	474,635
Markel Corp.*	439	520,966
Marsh & McLennan Cos., Inc.	17,700	2,490,036
Mercury General Corp.	1,024	66,509
MetLife, Inc.	29,180	1,746,423
Old Republic International Corp.	10,934	272,366
Primerica, Inc.	1,550	237,367
Principal Financial Group, Inc.	10,584	668,803
Progressive Corp. (The)	23,000	2,258,830
Prudential Financial, Inc.	15,511	1,589,412
Reinsurance Group of America, Inc.	2,603	296,742
RenaissanceRe Holdings Ltd.	1,101	163,851
Travelers Cos., Inc. (The)	9,875	1,478,386
Unum Group	7,939	225,468
W R Berkley Corp.	5,396	401,624
White Mountains Insurance Group Ltd.	185	212,385
Willis Towers Watson plc	5,100	1,173,102

		30,312,568

Mortgage Real Estate Investment Trusts (REITs) (0.2%)
AGNC Investment Corp. (REIT)	20,650	348,778
Annaly Capital Management, Inc. (REIT)	54,995	488,356
New Residential Investment Corp. (REIT)	17,000	180,030
Starwood Property Trust, Inc. (REIT)	10,750	281,328

		1,298,492

Thrifts & Mortgage Finance (0.0%)
MGIC Investment Corp.	13,300	180,880
New York Community Bancorp, Inc.	17,745	195,550
TFS Financial Corp.	1,893	38,428
UWM Holdings Corp. (x)	800	6,760

		421,618

Total Financials		165,487,556

Health Care (17.1%)
Biotechnology (1.7%)
Alexion Pharmaceuticals, Inc.*	8,750	1,607,462
Amgen, Inc.	4,000	975,000
Biogen, Inc.*	5,950	2,060,307
BioMarin Pharmaceutical, Inc.*	7,100	592,424
Exact Sciences Corp.*	500	62,155
Exelixis, Inc.*	1,750	31,885
Gilead Sciences, Inc.	49,500	3,408,570
Horizon Therapeutics plc*	7,000	655,480
Incyte Corp.*	1,000	84,130
Ionis Pharmaceuticals, Inc.*	400	15,956
Iovance Biotherapeutics, Inc.*	3,900	101,478
Mirati Therapeutics, Inc.*	300	48,459

See Notes to Financial Statements.

1027

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Natera, Inc.*	200	$22,706
Regeneron Pharmaceuticals, Inc.*	3,600	2,010,744
Sage Therapeutics, Inc.*	2,000	113,620
Seagen, Inc.*	600	94,728
Ultragenyx Pharmaceutical, Inc.*	600	57,210
United Therapeutics Corp.*	1,750	313,968
Vertex Pharmaceuticals, Inc.*	6,100	1,229,943

		13,486,225

Health Care Equipment & Supplies (4.0%)
Abbott Laboratories	34,226	3,967,820
Baxter International, Inc.	19,823	1,595,752
Becton Dickinson and Co.	11,400	2,772,366
Boston Scientific Corp.*	55,900	2,390,284
Cooper Cos., Inc. (The)	1,926	763,216
Danaher Corp.	23,750	6,373,550
Dentsply Sirona, Inc.	8,500	537,710
Envista Holdings Corp.*	6,248	269,976
Globus Medical, Inc., Class A*	2,800	217,084
Hill-Rom Holdings, Inc.	2,555	290,222
Hologic, Inc.*	9,900	660,528
ICU Medical, Inc.*	750	154,350
Integra LifeSciences Holdings Corp.*	2,800	191,072
Masimo Corp.*	600	145,470
Medtronic plc	52,953	6,573,056
Quidel Corp.*	1,500	192,180
ResMed, Inc.	600	147,912
STERIS plc	3,200	660,160
Stryker Corp.	7,900	2,051,867
Tandem Diabetes Care, Inc.*	100	9,740
Teleflex, Inc.	1,500	602,685
Zimmer Biomet Holdings, Inc.	8,259	1,328,212

		31,895,212

Health Care Providers & Services (4.3%)
Acadia Healthcare Co., Inc.*	3,450	216,488
agilon health, Inc.*	100	4,057
Amedisys, Inc.*	200	48,986
AmerisourceBergen Corp.	5,800	664,042
Anthem, Inc.	9,676	3,694,297
Cardinal Health, Inc.	4,600	262,614
Centene Corp.*	22,773	1,660,835
Chemed Corp.	500	237,250
Cigna Corp.	13,463	3,191,673
CVS Health Corp.	51,932	4,333,206
DaVita, Inc.*	800	96,344
Encompass Health Corp.	1,600	124,848
Henry Schein, Inc.*	5,550	411,755
Humana, Inc.	5,132	2,272,039
Laboratory Corp. of America Holdings*	3,830	1,056,506
McKesson Corp.	5,400	1,032,696
Molina Healthcare, Inc.*	1,950	493,467
Oak Street Health, Inc.*	327	19,152
Premier, Inc., Class A	4,750	165,252
Quest Diagnostics, Inc.	5,160	680,965
Signify Health, Inc., Class A*	873	26,565
UnitedHealth Group, Inc.	34,600	13,855,224
Universal Health Services, Inc., Class B	3,000	439,290

		34,987,551

Health Care Technology (0.3%)
Cerner Corp.	11,800	922,288
Certara, Inc.*	521	14,760
Change Healthcare, Inc.*	9,649	222,313
Teladoc Health, Inc. (x)*	5,800	964,482

		2,123,843

Life Sciences Tools & Services (1.3%)
Adaptive Biotechnologies Corp.*	400	16,344
Agilent Technologies, Inc.	1,200	177,372
Bio-Rad Laboratories, Inc., Class A*	860	554,090
Charles River Laboratories International, Inc.*	100	36,992
IQVIA Holdings, Inc.*	3,850	932,932
PerkinElmer, Inc.	4,415	681,720
PPD, Inc.*	3,645	167,998
PRA Health Sciences, Inc.*	200	33,042
QIAGEN NV*	8,911	431,114
Repligen Corp.*	100	19,962
Syneos Health, Inc.*	3,400	304,266
Thermo Fisher Scientific, Inc.	14,145	7,135,728
Waters Corp.*	200	69,122

		10,560,682

Pharmaceuticals (5.5%)
Bristol-Myers Squibb Co.	88,100	5,886,842
Catalent, Inc.*	4,850	524,382
Elanco Animal Health, Inc.*	17,507	607,318
Eli Lilly and Co.	7,000	1,606,640
Jazz Pharmaceuticals plc*	2,300	408,572
Johnson & Johnson	104,002	17,133,289
Merck & Co., Inc.	99,972	7,774,822
Nektar Therapeutics*	6,900	118,404
Organon & Co.*	9,957	301,299
Perrigo Co. plc	5,250	240,713
Pfizer, Inc.	220,300	8,626,948
Royalty Pharma plc, Class A	5,162	211,590
Viatris, Inc.	47,633	680,676
Zoetis, Inc.	1,000	186,360

		44,307,855

Total Health Care		137,361,368

Industrials (11.9%)
Aerospace & Defense (2.6%)
Boeing Co. (The)*	21,100	5,054,716
BWX Technologies, Inc.	850	49,402
Curtiss-Wright Corp.	1,550	184,078
General Dynamics Corp.	9,953	1,873,752
HEICO Corp.	1,200	167,304
HEICO Corp., Class A	2,100	260,778
Hexcel Corp.*	3,250	202,800
Howmet Aerospace, Inc.*	14,243	490,956
Huntington Ingalls Industries, Inc.	1,600	337,200
L3Harris Technologies, Inc.	8,044	1,738,711
Lockheed Martin Corp.	1,300	491,855
Mercury Systems, Inc.*	2,100	139,188
Northrop Grumman Corp.	5,500	1,998,865
Raytheon Technologies Corp.	59,791	5,100,770
Spirit AeroSystems Holdings, Inc., Class A	2,900	136,851
Teledyne Technologies, Inc.*	1,816	760,595

See Notes to Financial Statements.

1028

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Textron, Inc.	8,889	$611,297
TransDigm Group, Inc.*	1,450	938,570
Virgin Galactic Holdings, Inc. (x)*	400	18,400

		20,556,088

Air Freight & Logistics (0.3%)
CH Robinson Worldwide, Inc.	4,100	384,047
Expeditors International of Washington, Inc.	1,750	221,550
FedEx Corp.	5,500	1,640,815
XPO Logistics, Inc.*	550	76,939

		2,323,351

Airlines (0.4%)
Alaska Air Group, Inc.*	4,750	286,473
American Airlines Group, Inc. (x)*	25,100	532,371
Copa Holdings SA, Class A*	1,200	90,396
JetBlue Airways Corp.*	12,450	208,911
Southwest Airlines Co.*	23,200	1,231,688
United Airlines Holdings, Inc.*	12,650	661,468

		3,011,307

Building Products (0.8%)
A O Smith Corp.	5,150	371,109
Allegion plc	800	111,440
Armstrong World Industries, Inc.	900	96,534
AZEK Co., Inc. (The)*	1,866	79,230
Builders FirstSource, Inc.*	8,000	341,280
Carrier Global Corp.	18,201	884,569
Fortune Brands Home & Security, Inc.	4,050	403,421
Johnson Controls International plc	28,232	1,937,562
Lennox International, Inc.	1,350	473,580
Masco Corp.	9,950	586,155
Owens Corning	4,068	398,257
Trane Technologies plc	4,781	880,373

		6,563,510

Commercial Services & Supplies (0.5%)
ADT, Inc.	6,200	66,898
Cintas Corp.	200	76,400
Clean Harbors, Inc.*	1,950	181,623
Driven Brands Holdings, Inc.*	1,417	43,814
MSA Safety, Inc.	1,000	165,580
Republic Services, Inc.	8,282	911,103
Rollins, Inc.	550	18,810
Stericycle, Inc.*	3,550	254,002
Waste Management, Inc.	13,949	1,954,394

		3,672,624

Construction & Engineering (0.2%)
AECOM*	5,444	344,714
MasTec, Inc.*	2,200	233,420
Quanta Services, Inc.	5,414	490,346
Valmont Industries, Inc.	850	200,642

		1,269,122

Electrical Equipment (1.0%)
Acuity Brands, Inc.	1,400	261,842
AMETEK, Inc.	9,050	1,208,175
ChargePoint Holdings, Inc. (x)*	4,900	170,226
Eaton Corp. plc	15,724	2,329,982
Emerson Electric Co.	23,500	2,261,640
Hubbell, Inc.	2,090	390,496
nVent Electric plc	6,486	202,623
Regal Beloit Corp.	1,552	207,207
Rockwell Automation, Inc.	1,800	514,836
Sensata Technologies Holding plc*	6,100	353,617
Shoals Technologies Group, Inc., Class A*	3,480	123,540
Sunrun, Inc.*	7,800	435,084

		8,459,268

Industrial Conglomerates (1.9%)
3M Co.	19,450	3,863,353
Carlisle Cos., Inc.	1,279	244,775
General Electric Co.	344,818	4,641,250
Honeywell International, Inc.	21,550	4,726,993
Roper Technologies, Inc.	4,200	1,974,840

		15,451,211

Machinery (2.0%)
AGCO Corp.	2,171	283,055
Allison Transmission Holdings, Inc.	1,000	39,740
Caterpillar, Inc.	2,950	642,009
Colfax Corp.*	4,550	208,435
Crane Co.	1,891	174,672
Cummins, Inc.	5,800	1,414,098
Donaldson Co., Inc.	4,300	273,179
Dover Corp.	5,623	846,824
Flowserve Corp.	5,100	205,632
Fortive Corp.	12,822	894,206
Gates Industrial Corp. plc*	2,700	48,789
Graco, Inc.	2,500	189,250
IDEX Corp.	3,010	662,351
Illinois Tool Works, Inc.	1,300	290,628
Ingersoll Rand, Inc.*	14,750	719,947
ITT, Inc.	3,300	302,247
Middleby Corp. (The)*	1,500	259,890
Nordson Corp.	1,950	428,045
Oshkosh Corp.	2,650	330,296
Otis Worldwide Corp.	16,900	1,381,913
PACCAR, Inc.	13,400	1,195,950
Parker-Hannifin Corp.	4,266	1,310,131
Pentair plc	6,486	437,740
Snap-on, Inc.	2,150	480,375
Stanley Black & Decker, Inc.	6,418	1,315,626
Timken Co. (The)	2,516	202,764
Toro Co. (The)	200	21,976
Westinghouse Air Brake Technologies Corp.	7,104	584,659
Woodward, Inc.	2,200	270,336
Xylem, Inc.	2,400	287,904

		15,702,667

Marine (0.0%)
Kirby Corp.*	2,250	136,440

Professional Services (0.8%)
CACI International, Inc., Class A*	900	229,608
Clarivate plc*	16,200	445,986
CoStar Group, Inc.*	4,000	331,280
Dun & Bradstreet Holdings, Inc.*	6,267	133,926
Equifax, Inc.	3,000	718,530
FTI Consulting, Inc.*	1,300	177,593

See Notes to Financial Statements.

1029

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
IHS Markit Ltd.	14,650	$1,650,469
Jacobs Engineering Group, Inc.	5,028	670,836
Leidos Holdings, Inc.	5,550	561,105
ManpowerGroup, Inc.	2,067	245,787
Nielsen Holdings plc	14,030	346,120
Robert Half International, Inc.	500	44,485
Science Applications International Corp.	2,200	193,006
TransUnion	2,400	263,544
Verisk Analytics, Inc.	2,300	401,856

		6,414,131

Road & Rail (1.2%)
AMERCO	350	206,290
CSX Corp.	91,350	2,930,508
JB Hunt Transport Services, Inc.	400	65,180
Kansas City Southern	2,650	750,931
Knight-Swift Transportation Holdings, Inc.	6,300	286,398
Landstar System, Inc.	200	31,604
Norfolk Southern Corp.	9,901	2,627,824
Old Dominion Freight Line, Inc.	375	95,175
Ryder System, Inc.	1,959	145,612
Schneider National, Inc., Class B	1,950	42,452
TuSimple Holdings, Inc., Class A (x)*	1,200	85,488
Uber Technologies, Inc.*	9,123	457,245
Union Pacific Corp.	9,700	2,133,321

		9,858,028

Trading Companies & Distributors (0.2%)
Air Lease Corp.	4,200	175,308
Fastenal Co.	2,500	130,000
MSC Industrial Direct Co., Inc., Class A	1,700	152,541
SiteOne Landscape Supply, Inc.*	800	135,408
United Rentals, Inc.*	1,900	606,119
Univar Solutions, Inc.*	6,550	159,689
Watsco, Inc.	1,350	386,964
WW Grainger, Inc.	300	131,400

		1,877,429

Total Industrials		95,295,176

Information Technology (10.1%)
Communications Equipment (1.5%)
Arista Networks, Inc.*	300	108,693
Ciena Corp.*	6,000	341,340
Cisco Systems, Inc.	166,800	8,840,400
F5 Networks, Inc.*	2,300	429,318
Juniper Networks, Inc.	12,700	347,345
Lumentum Holdings, Inc.*	2,900	237,887
Motorola Solutions, Inc.	6,600	1,431,210
Ubiquiti, Inc.	100	31,219
Viasat, Inc.*	2,350	117,124

		11,884,536

Electronic Equipment, Instruments & Components (0.5%)
Amphenol Corp., Class A	6,600	451,506
Arrow Electronics, Inc.*	2,845	323,846
Avnet, Inc.	3,858	154,629
Coherent, Inc.*	150	39,651
Corning, Inc.	19,817	810,515
IPG Photonics Corp.*	1,300	274,001
Jabil, Inc.	1,118	64,978
Keysight Technologies, Inc.*	4,100	633,081
Littelfuse, Inc.	950	242,051
National Instruments Corp.	5,100	215,628
SYNNEX Corp.	1,600	194,816
Trimble, Inc.*	9,800	801,934
Vontier Corp.	3,028	98,652

		4,305,288

IT Services (3.1%)
Accenture plc, Class A	4,900	1,444,471
Akamai Technologies, Inc.*	6,350	740,410
Alliance Data Systems Corp.	1,900	197,961
Amdocs Ltd.	5,071	392,293
Automatic Data Processing, Inc.	1,300	258,206
Black Knight, Inc.*	5,900	460,082
Broadridge Financial Solutions, Inc.	400	64,612
Cognizant Technology Solutions Corp., Class A	20,750	1,437,145
Concentrix Corp.*	1,700	273,360
DXC Technology Co.*	10,000	389,400
Euronet Worldwide, Inc.*	600	81,210
Fastly, Inc., Class A (x)*	4,100	244,360
Fidelity National Information Services, Inc.	24,413	3,458,590
Fiserv, Inc.*	22,000	2,351,580
FleetCor Technologies, Inc.*	2,500	640,150
Genpact Ltd.	6,800	308,924
Global Payments, Inc.	11,600	2,175,464
GoDaddy, Inc., Class A*	5,900	513,064
International Business Machines Corp.	35,300	5,174,627
Jack Henry & Associates, Inc.	2,150	351,546
Paychex, Inc.	1,600	171,680
Paysafe Ltd.*	12,100	146,531
Snowflake, Inc., Class A*	300	72,540
StoneCo Ltd., Class A*	500	33,530
Twilio, Inc., Class A*	4,600	1,813,136
VeriSign, Inc.*	3,900	887,991
Western Union Co. (The)	12,050	276,789
WEX, Inc.*	600	116,340

		24,475,992

Semiconductors & Semiconductor Equipment (2.9%)
Analog Devices, Inc.	12,400	2,134,784
Brooks Automation, Inc.	500	47,640
Cirrus Logic, Inc.*	2,200	187,264
Cree, Inc.*	4,450	435,788
First Solar, Inc.*	4,150	375,617
Intel Corp.	159,519	8,955,397
Marvell Technology, Inc.	31,800	1,854,894
Maxim Integrated Products, Inc.*	550	57,948
Microchip Technology, Inc.	1,550	232,097
Micron Technology, Inc.*	38,079	3,235,953
MKS Instruments, Inc.	300	53,385
NXP Semiconductors NV	7,500	1,542,900
ON Semiconductor Corp.*	7,600	290,928
Qorvo, Inc.*	4,500	880,425
Skyworks Solutions, Inc.	3,400	651,950
Texas Instruments, Inc.	13,900	2,672,970

		23,609,940

See Notes to Financial Statements.

1030

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Software (1.6%)
ANSYS, Inc.*	2,000	$694,120
C3.ai, Inc., Class A (x)*	506	31,640
CDK Global, Inc.	4,000	198,760
Ceridian HCM Holding, Inc.*	5,050	484,396
Citrix Systems, Inc.	3,150	369,401
Cloudflare, Inc., Class A*	500	52,920
Datto Holding Corp. (x)*	889	24,750
Dolby Laboratories, Inc., Class A	2,500	245,725
Duck Creek Technologies, Inc. (x)*	2,098	91,284
Dynatrace, Inc.*	400	23,368
FireEye, Inc.*	6,500	131,430
Guidewire Software, Inc.*	3,300	371,976
Jamf Holding Corp.*	311	10,440
Manhattan Associates, Inc.*	1,200	173,808
McAfee Corp., Class A	361	10,115
Medallia, Inc.*	1,800	60,750
NortonLifeLock, Inc.	15,900	432,798
Nuance Communications, Inc.*	6,950	378,358
Oracle Corp.	4,600	358,064
Pegasystems, Inc. (x)	100	13,919
salesforce.com, Inc.*	29,500	7,205,965
SolarWinds Corp.*	2,734	46,177
SS&C Technologies Holdings, Inc.	8,800	634,128
Synopsys, Inc.*	2,200	606,738
Teradata Corp.*	600	29,982
Tyler Technologies, Inc.*	200	90,474
VMware, Inc., Class A (x)*	2,000	319,940

		13,091,426

Technology Hardware, Storage & Peripherals (0.5%)
Dell Technologies, Inc., Class C*	5,462	544,398
Hewlett Packard Enterprise Co.	51,200	746,496
HP, Inc.	32,050	967,589
NCR Corp.*	3,300	150,513
NetApp, Inc.	2,900	237,278
Pure Storage, Inc., Class A*	600	11,718
Western Digital Corp.*	12,069	858,951
Xerox Holdings Corp.	6,025	141,527

		3,658,470

Total Information Technology		81,025,652

Materials (3.7%)
Chemicals (1.9%)
Air Products and Chemicals, Inc.	8,700	2,502,816
Albemarle Corp.	4,625	779,127
Ashland Global Holdings, Inc.	2,067	180,862
Axalta Coating Systems Ltd.*	6,750	205,807
Celanese Corp.	2,800	424,480
CF Industries Holdings, Inc.	8,350	429,607
Chemours Co. (The)	3,050	106,140
Corteva, Inc.	29,070	1,289,254
Diversey Holdings Ltd.*	400	7,164
Dow, Inc.	27,370	1,731,974
DuPont de Nemours, Inc.	21,007	1,626,152
Eastman Chemical Co.	5,350	624,613
Ecolab, Inc.	1,200	247,164
Element Solutions, Inc.	9,100	212,758
FMC Corp.	3,800	411,160
Huntsman Corp.	8,301	220,143
International Flavors & Fragrances, Inc.	9,806	1,465,016
LyondellBasell Industries NV, Class A	9,050	930,973
Mosaic Co. (The)	13,600	433,976
NewMarket Corp.	322	103,678
Olin Corp.	5,200	240,552
PPG Industries, Inc.	5,350	908,270
RPM International, Inc.	2,050	181,794
Valvoline, Inc.	7,130	231,440
Westlake Chemical Corp.	986	88,829

		15,583,749

Construction Materials (0.3%)
Eagle Materials, Inc.	1,650	234,482
Martin Marietta Materials, Inc.	2,500	879,525
Vulcan Materials Co.	5,232	910,734

		2,024,741

Containers & Packaging (0.7%)
Amcor plc	60,700	695,622
AptarGroup, Inc.	2,599	366,043
Ardagh Group SA	650	15,938
Avery Dennison Corp.	1,550	325,872
Ball Corp.	8,900	721,078
Berry Global Group, Inc.*	5,300	345,666
Crown Holdings, Inc.	4,450	454,834
Graphic Packaging Holding Co.	7,900	143,306
International Paper Co.	15,375	942,641
Packaging Corp. of America	3,700	501,054
Sealed Air Corp.	2,700	159,975
Silgan Holdings, Inc.	3,300	136,950
Sonoco Products Co.	3,882	259,706
Westrock Co.	10,239	544,920

		5,613,605

Metals & Mining (0.8%)
Alcoa Corp.*	7,300	268,932
Cleveland-Cliffs, Inc.*	17,900	385,924
Freeport-McMoRan, Inc.	40,800	1,514,088
Newmont Corp.	31,616	2,003,822
Nucor Corp.	11,770	1,129,096
Reliance Steel & Aluminum Co.	2,509	378,608
Royal Gold, Inc.	2,550	290,955
Southern Copper Corp.	250	16,080
Steel Dynamics, Inc.	6,401	381,500
United States Steel Corp.	10,500	252,000

		6,621,005

Paper & Forest Products (0.0%)
Louisiana-Pacific Corp.	3,700	223,073

Total Materials		30,066,173

Real Estate (4.4%)
Equity Real Estate Investment Trusts (REITs) (4.2%)
Alexandria Real Estate Equities, Inc. (REIT)	5,792	1,053,796
American Campus Communities, Inc. (REIT)	5,350	249,952
American Homes 4 Rent (REIT), Class A	10,950	425,407
Americold Realty Trust (REIT)	9,900	374,715
Apartment Income REIT Corp. (REIT)	6,135	290,983

See Notes to Financial Statements.

1031

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
AvalonBay Communities, Inc. (REIT)	5,507	$1,149,256
Boston Properties, Inc. (REIT)	6,129	702,322
Brixmor Property Group, Inc. (REIT)	11,650	266,668
Camden Property Trust (REIT)	3,688	489,287
CoreSite Realty Corp. (REIT)	300	40,380
Cousins Properties, Inc. (REIT)	5,800	213,324
CubeSmart (REIT)	7,900	365,928
CyrusOne, Inc. (REIT)	4,750	339,720
Digital Realty Trust, Inc. (REIT)	11,056	1,663,486
Douglas Emmett, Inc. (REIT)	6,499	218,496
Duke Realty Corp. (REIT)	14,752	698,507
EPR Properties (REIT)*	2,900	152,772
Equinix, Inc. (REIT)	1,100	882,860
Equity LifeStyle Properties, Inc. (REIT)	3,200	237,792
Equity Residential (REIT)	14,509	1,117,193
Essex Property Trust, Inc. (REIT)	2,580	774,026
Extra Space Storage, Inc. (REIT)	4,750	778,145
Federal Realty Investment Trust (REIT)	3,000	351,510
First Industrial Realty Trust, Inc. (REIT)	5,000	261,150
Gaming and Leisure Properties, Inc. (REIT)	8,604	398,623
Healthcare Trust of America, Inc. (REIT), Class A	8,550	228,285
Healthpeak Properties, Inc. (REIT)	21,191	705,448
Highwoods Properties, Inc. (REIT)	4,000	180,680
Host Hotels & Resorts, Inc. (REIT)*	27,490	469,804
Hudson Pacific Properties, Inc. (REIT)	5,700	158,574
Invitation Homes, Inc. (REIT)	22,300	831,567
Iron Mountain, Inc. (REIT)	3,250	137,540
JBG SMITH Properties (REIT)	4,828	152,130
Kilroy Realty Corp. (REIT)	4,550	316,862
Kimco Realty Corp. (REIT)	16,183	337,416
Lamar Advertising Co. (REIT), Class A	400	41,768
Life Storage, Inc. (REIT)	2,925	313,999
Medical Properties Trust, Inc. (REIT)	22,800	458,280
Mid-America Apartment Communities, Inc. (REIT)	4,459	750,985
National Retail Properties, Inc. (REIT)	6,850	321,128
Omega Healthcare Investors, Inc. (REIT)	9,250	335,683
Park Hotels & Resorts, Inc. (REIT)*	9,157	188,726
Prologis, Inc. (REIT)	29,069	3,474,618
Public Storage (REIT)	1,450	436,001
Rayonier, Inc. (REIT)	5,400	194,022
Realty Income Corp. (REIT)	14,726	982,813
Regency Centers Corp. (REIT)	6,575	421,260
Rexford Industrial Realty, Inc. (REIT)	5,200	296,140
SBA Communications Corp. (REIT)	3,600	1,147,320
Simon Property Group, Inc. (REIT)	1,700	221,816
SL Green Realty Corp. (REIT) (x)	2,715	217,200
Spirit Realty Capital, Inc. (REIT)	4,430	211,931
STORE Capital Corp. (REIT)	9,550	329,571
Sun Communities, Inc. (REIT)	4,400	754,160
UDR, Inc. (REIT)	11,612	568,756
Ventas, Inc. (REIT)	14,736	841,426
VEREIT, Inc. (REIT)	9,000	413,370
VICI Properties, Inc. (REIT) (x)	21,150	656,073
Vornado Realty Trust (REIT)	6,906	322,303
Weingarten Realty Investors (REIT)	4,702	150,793
Welltower, Inc. (REIT)	16,420	1,364,502
Weyerhaeuser Co. (REIT)	29,521	1,016,113
WP Carey, Inc. (REIT)	6,911	515,699

		33,961,060

Real Estate Management & Development (0.2%)
CBRE Group, Inc., Class A*	12,450	1,067,338
Howard Hughes Corp. (The)*	1,547	150,771
Jones Lang LaSalle, Inc.*	2,000	390,920
Opendoor Technologies, Inc. (x)*	10,900	193,257

		1,802,286

Total Real Estate		35,763,346

Utilities (4.7%)
Electric Utilities (2.9%)
Alliant Energy Corp.	9,786	545,667
American Electric Power Co., Inc.	19,704	1,666,762
Avangrid, Inc.	2,200	113,146
Duke Energy Corp.	30,293	2,990,525
Edison International	14,626	845,675
Entergy Corp.	7,819	779,554
Evergy, Inc.	8,918	538,915
Eversource Energy	13,467	1,080,592
Exelon Corp.	38,503	1,706,068
FirstEnergy Corp.	21,363	794,917
Hawaiian Electric Industries, Inc.	4,104	173,517
IDACORP, Inc.	1,900	185,250
NextEra Energy, Inc.	77,336	5,667,182
NRG Energy, Inc.	5,194	209,318
OGE Energy Corp.	7,784	261,932
PG&E Corp.*	59,459	604,698
Pinnacle West Capital Corp.	4,401	360,750
PPL Corp.	30,374	849,561
Southern Co. (The)	41,696	2,523,025
Xcel Energy, Inc.	21,169	1,394,614

		23,291,668

Gas Utilities (0.1%)
Atmos Energy Corp.	5,077	487,950
National Fuel Gas Co.	3,394	177,337
UGI Corp.	8,137	376,824

		1,042,111

Independent Power and Renewable Electricity Producers (0.1%)
AES Corp. (The)	25,986	677,455
Brookfield Renewable Corp.	3,700	155,178
Vistra Corp.	18,800	348,740

		1,181,373

Multi-Utilities (1.4%)
Ameren Corp.	9,975	798,399
CenterPoint Energy, Inc.	22,832	559,841
CMS Energy Corp.	11,320	668,785
Consolidated Edison, Inc.	13,477	966,570
Dominion Energy, Inc.	31,699	2,332,095
DTE Energy Co.	7,601	985,090
MDU Resources Group, Inc.	7,846	245,894
NiSource, Inc.	15,422	377,839

See Notes to Financial Statements.

1032

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Public Service Enterprise Group, Inc.	19,858	$1,186,317
Sempra Energy	12,409	1,643,944
WEC Energy Group, Inc.	12,386	1,101,735

		10,866,509

Water Utilities (0.2%)
American Water Works Co., Inc.	7,183	1,107,116
Essential Utilities, Inc.	8,771	400,835

		1,507,951

Total Utilities		37,889,612

Total Common Stocks (98.8%) (Cost $526,490,631)		793,478,398

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Repurchase Agreements (0.2%)
Citigroup Global Markets, Inc., 0.07%, dated 6/30/21, due 7/1/21, repurchase price $1,429,835, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-5.000%, maturing 4/30/22-2/15/42; total market value $1,458,429. (xx)	$1,429,832	1,429,832
Deutsche Bank AG, 0.17%, dated 6/30/21, due 7/1/21, repurchase price $30,611, collateralized by various Foreign Government Agency Securities, ranging from 0.125%-1.875%, maturing 2/12/22-2/15/23; total market value $31,224. (xx)	30,611	30,611
HSBC Bank plc, 0.10%, dated 6/30/21, due 7/1/21, repurchase price $100,000, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-6.125%, maturing 7/15/21-2/15/50; total market value $102,041. (xx)	100,000	100,000
HSBC Bank plc, 0.10%, dated 6/30/21, due 7/1/21, repurchase price $100,000, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-6.125%, maturing 7/15/21-2/15/50; total market value $102,041. (xx)	100,000	100,000

Total Repurchase Agreements		1,660,443

Total Short-Term Investments (0.2%) (Cost $1,660,443)		1,660,443

Total Investments in Securities (99.0%) (Cost $528,151,074)		795,138,841
Other Assets Less Liabilities (1.0%)		7,719,388

Net Assets (100%)		$802,858,229

*	Non-income producing.
‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.
(x)	All or a portion of security is on loan at June 30, 2021.
(xx)

At June 30, 2021, the Portfolio had loaned securities with a total value of $3,186,264. This was collateralized by $1,628,950 of various U.S. Government Treasury Securities, ranging from 0.000% - 6.875%, maturing 7/15/21 - 5/15/51 and by cash of $1,660,443 which was subsequently invested in joint repurchase agreements as detailed in the Notes to the Financial Statements.

Glossary:

USD	— United States Dollar

Investments in companies which were affiliates for the six months ended June 30, 2021, were as follows:

Security Description	Shares at June 30, 2021	Market Value December 31, 2020 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value June 30, 2021 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
COMMON STOCKS:
Financials
Diversified Financial Services
Equitable Holdings, Inc.	15,100	406,881	2,674	(27,512)	4,829	72,923	459,795	5,565	—

Futures contracts outstanding as of June 30, 2021 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 E-Mini Index	22	9/2021	USD	4,717,460	71,852
S&P Midcap 400 E-Mini Index	12	9/2021	USD	3,230,880	(40,851)

					31,001

See Notes to Financial Statements.

1033

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2021:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$67,445,571	$—	$—	$67,445,571
Consumer Discretionary	45,634,750	—	—	45,634,750
Consumer Staples	56,765,884	—	—	56,765,884
Energy	40,743,310	—	—	40,743,310
Financials	165,487,556	—	—	165,487,556
Health Care	137,361,368	—	—	137,361,368
Industrials	95,089,544	205,632	—	95,295,176
Information Technology	81,025,652	—	—	81,025,652
Materials	30,066,173	—	—	30,066,173
Real Estate	35,763,346	—	—	35,763,346
Utilities	37,889,612	—	—	37,889,612
Futures	71,852	—	—	71,852
Short-Term Investments
Repurchase Agreements	—	1,660,443	—	1,660,443

Total Assets	$793,344,618	$1,866,075	$—	$795,210,693

Liabilities:
Futures	$(40,851)	$—	$—	$(40,851)

Total Liabilities	$(40,851)	$—	$—	$(40,851)

Total	$793,303,767	$1,866,075	$—	$795,169,842

Fair Values of Derivative Instruments as of June 30, 2021:

	Statement of Assets and Liabilities
Derivatives Contracts^	Asset Derivatives	Fair Value
Equity contracts	Receivables, Net assets – Unrealized appreciation	$71,852	*

Total		$71,852

	Liability Derivatives
Equity contracts	Payables, Net assets – Unrealized depreciation	$(40,851	)*

Total		$(40,851)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

See Notes to Financial Statements.

1034

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2021:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$1,017,769	$1,017,769

Total	$1,017,769	$1,017,769

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$(74,418)	$(74,418)

Total	$(74,418)	$(74,418)

^ This Portfolio held futures contracts as a substitute for investing in conventional securities.

The Portfolio held futures contracts with an average notional balance of approximately $7,491,000 during the six months ended June 30, 2021.

Investment security transactions for the six months ended June 30, 2021 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$119,926,608
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$116,343,420

As of June 30, 2021, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$290,512,207
Aggregate gross unrealized depreciation	(24,592,705)

Net unrealized appreciation	$265,919,502

Federal income tax cost of investments in securities and derivative instruments, if applicable	$529,250,340

See Notes to Financial Statements.

1035

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2021 (Unaudited)

ASSETS
Investments in Securities, at value (x)
Affiliated Issuers (Cost $318,398)	$459,795
Unaffiliated Issuers (Cost $526,172,233)	793,018,603
Repurchase Agreements (Cost $1,660,443)	1,660,443
Cash	8,582,899
Dividends, interest and other receivables	690,870
Due from broker for futures variation margin	454,788
Receivable for Portfolio shares sold	297,864
Securities lending income receivable	2,509
Other assets	7,487

Total assets	805,175,258

LIABILITIES
Payable for return of collateral on securities loaned	1,660,443
Investment management fees payable	231,963
Distribution fees payable – Class IB	149,306
Payable for Portfolio shares redeemed	134,545
Administrative fees payable	60,883
Distribution fees payable – Class IA	16,346
Accrued expenses	63,543

Total liabilities	2,317,029

NET ASSETS	$802,858,229

Net assets were comprised of:
Paid in capital	$492,465,871
Total distributable earnings (loss)	310,392,358

Net assets	$802,858,229

Class IA
Net asset value, offering and redemption price per share, $78,669,309 / 7,379,978 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.66

Class IB
Net asset value, offering and redemption price per share, $724,014,666 / 68,178,658 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.62

Class K
Net asset value, offering and redemption price per share, $174,254 / 16,401 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.62

(x)	Includes value of securities on loan of $3,186,264.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2021 (Unaudited)

INVESTMENT INCOME
Dividends ($5,565 of dividend income received from affiliates) (net of $291 foreign withholding tax)	$7,676,624
Interest	1,943
Securities lending (net)	13,105

Total income	7,691,672

EXPENSES
Investment management fees	1,323,659
Distribution fees – Class IB	852,285
Administrative fees	349,708
Distribution fees – Class IA	92,983
Professional fees	36,010
Printing and mailing expenses	30,813
Custodian fees	30,064
Trustees’ fees	9,407
Miscellaneous	51,120

Total expenses	2,776,049

NET INVESTMENT INCOME (LOSS)	4,915,623

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities ($4,829 realized gain (loss) from affiliates)	37,113,993
Futures contracts	1,017,769

Net realized gain (loss)	38,131,762

Change in unrealized appreciation (depreciation) on:
Investments in securities ($72,923 of change in unrealized appreciation (depreciation) from affiliates)	71,269,453
Futures contracts	(74,418)

Net change in unrealized appreciation (depreciation)	71,195,035

NET REALIZED AND UNREALIZED GAIN (LOSS)	109,326,797

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$114,242,420

See Notes to Financial Statements.

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STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31, 2020
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$4,915,623	$11,697,715
Net realized gain (loss)	38,131,762	8,475,836
Net change in unrealized appreciation (depreciation)	71,195,035	(7,074,945)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	114,242,420	13,098,606

Distributions to shareholders:
Class IA	—	(1,925,577)
Class IB	—	(17,030,142)
Class K	—	(4,403)

Total distributions to shareholders	—	(18,960,122)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 858,064 and 895,558 shares, respectively ]	8,776,211	7,396,413
Capital shares issued in reinvestment of dividends and distributions [ 0 and 216,821 shares, respectively ]	—	1,925,577
Capital shares repurchased [ (1,180,669) and (1,506,136) shares, respectively ]	(11,792,995)	(12,483,978)

Total Class IA transactions	(3,016,784)	(3,161,988)

Class IB
Capital shares sold [ 4,605,430 and 6,935,491 shares, respectively ]	46,470,878	55,809,600
Capital shares issued in reinvestment of dividends and distributions [ 0 and 1,924,592 shares, respectively ]	—	17,030,142
Capital shares repurchased [ (4,697,936) and (8,776,275) shares, respectively ]	(47,200,227)	(71,346,631)

Total Class IB transactions	(729,349)	1,493,111

Class K
Capital shares issued in reinvestment of dividends and distributions [ 0 and 498 shares, respectively ]	—	4,403

Total Class K transactions	—	4,403

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(3,746,133)	(1,664,474)

TOTAL INCREASE (DECREASE) IN NET ASSETS	110,496,287	(7,525,990)
NET ASSETS:
Beginning of period	692,361,942	699,887,932

End of period	$802,858,229	$692,361,942

See Notes to Financial Statements.

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FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31,
Class IA			2020	2019	2018	2017	2016
Net asset value, beginning of period	$9.14		$9.20	$7.90	$9.26	$8.63	$7.76

Income (loss) from investment operations:
Net investment income (loss) (e)	0.07		0.16	0.19	0.17	0.16	0.15
Net realized and unrealized gain (loss)	1.45		0.04	1.83	(0.96)	0.95	1.14

Total from investment operations	1.52		0.20	2.02	(0.79)	1.11	1.29

Less distributions:
Dividends from net investment income	—		(0.16)	(0.21)	(0.18)	(0.17)	(0.16)
Distributions from net realized gains	—		(0.10)	(0.51)	(0.39)	(0.31)	(0.26)

Total dividends and distributions	—		(0.26)	(0.72)	(0.57)	(0.48)	(0.42)

Net asset value, end of period	$10.66		$9.14	$9.20	$7.90	$9.26	$8.63

Total return (b)	16.63%		2.22%	25.64%	(8.90)%	12.92%	16.57%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$78,669		$70,420	$74,512	$55,404	$65,263	$59,200
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.73%		0.74%	0.73%	0.74%	0.73%	0.73%
Before waivers and reimbursements (a)(f)	0.73%		0.75%	0.74%	0.74%	0.73%	0.73%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	1.30%		1.91%	2.13%	1.89%	1.78%	1.87%
Before waivers and reimbursements (a)(f)	1.30%		1.91%	2.12%	1.89%	1.78%	1.87%
Portfolio turnover rate^	16	%(z)	18%	16%	16%	13%	18%

	Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31,
Class IB			2020	2019	2018	2017	2016
Net asset value, beginning of period	$9.11		$9.17	$7.88	$9.23	$8.60	$7.74

Income (loss) from investment operations:
Net investment income (loss) (e)	0.06		0.16	0.19	0.17	0.16	0.15
Net realized and unrealized gain (loss)	1.45		0.04	1.82	(0.95)	0.95	1.12

Total from investment operations	1.51		0.20	2.01	(0.78)	1.11	1.27

Less distributions:
Dividends from net investment income	—		(0.16)	(0.21)	(0.18)	(0.17)	(0.15)
Distributions from net realized gains	—		(0.10)	(0.51)	(0.39)	(0.31)	(0.26)

Total dividends and distributions	—		(0.26)	(0.72)	(0.57)	(0.48)	(0.41)

Net asset value, end of period	$10.62		$9.11	$9.17	$7.88	$9.23	$8.60

Total return (b)	16.58%		2.23%	25.59%	(8.82)%	12.96%	16.47%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$724,015		$621,793	$625,230	$520,013	$611,171	$572,415
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.73%		0.74%	0.73%	0.74%	0.73%	0.73%
Before waivers and reimbursements (a)(f)	0.73%		0.75%	0.74%	0.74%	0.73%	0.73%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	1.30%		1.91%	2.12%	1.89%	1.78%	1.88%
Before waivers and reimbursements (a)(f)	1.30%		1.91%	2.12%	1.89%	1.78%	1.88%
Portfolio turnover rate^	16	%(z)	18%	16%	16%	13%	18%

See Notes to Financial Statements.

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EQ/LARGE CAP VALUE INDEX PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31,
Class K			2020	2019	2018	2017	2016
Net asset value, beginning of period	$9.10		$9.16	$7.87	$9.22	$8.59	$7.73

Income (loss) from investment operations:
Net investment income (loss) (e)	0.08		0.18	0.21	0.20	0.18	0.17
Net realized and unrealized gain (loss)	1.44		0.04	1.82	(0.96)	0.95	1.13

Total from investment operations	1.52		0.22	2.03	(0.76)	1.13	1.30

Less distributions:
Dividends from net investment income	—		(0.18)	(0.23)	(0.20)	(0.19)	(0.18)
Distributions from net realized gains	—		(0.10)	(0.51)	(0.39)	(0.31)	(0.26)

Total dividends and distributions	—		(0.28)	(0.74)	(0.59)	(0.50)	(0.44)

Net asset value, end of period	$10.62		$9.10	$9.16	$7.87	$9.22	$8.59

Total return (b)	16.70%		2.46%	25.91%	(8.59)%	13.24%	16.79%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$174		$149	$146	$116	$127	$112
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.48%		0.49%	0.48%	0.49%	0.48%	0.48%
Before waivers and reimbursements (a)(f)	0.48%		0.50%	0.49%	0.49%	0.48%	0.48%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	1.55%		2.16%	2.37%	2.15%	2.03%	2.13%
Before waivers and reimbursements (a)(f)	1.55%		2.16%	2.37%	2.15%	2.03%	2.13%
Portfolio turnover rate^	16	%(z)	18%	16%	16%	13%	18%
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

1039

EQ/LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2021	% of Net Assets
Financials	16.9%
Health Care	13.9
Information Technology	11.2
Industrials	10.4
Exchange Traded Funds	7.1
Communication Services	6.4
Consumer Staples	5.7
Consumer Discretionary	5.4
Investment Companies	4.3
Energy	3.5
Materials	3.4
Utilities	3.4
Real Estate	3.0
Repurchase Agreements	0.7
Cash and Other	4.7

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IA and Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2021 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/21	Ending Account Value 6/30/21	Expenses Paid During Period* 1/1/21 - 6/30/21
Class IA
Actual	$1,000.00	$1,165.00	$4.50
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.64	4.20
Class IB
Actual	1,000.00	1,164.90	4.50
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.64	4.20
Class K
Actual	1,000.00	1,166.00	3.16
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.87	2.95

* Expenses are equal to the Portfolio’s Class IA, Class IB and Class K shares annualized expense ratio of 0.84%, 0.84% and 0.59%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

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EQ/LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (6.4%)
Diversified Telecommunication Services (1.4%)
AT&T, Inc.#	924,136	$26,596,634
Lumen Technologies, Inc.	138,238	1,878,655
Verizon Communications, Inc.	634,074	35,527,166

		64,002,455

Entertainment (1.2%)
Activision Blizzard, Inc.	108,689	10,373,278
Electronic Arts, Inc.	36,000	5,177,880
Liberty Media Corp.-Liberty Formula One, Class A*	3,100	132,153
Liberty Media Corp.-Liberty Formula One, Class C*	24,850	1,198,019
Live Nation Entertainment, Inc.*	10,400	910,936
Madison Square Garden Sports Corp., Class A*	1,450	250,226
Take-Two Interactive Software, Inc.*	11,450	2,026,879
Walt Disney Co. (The)*	216,702	38,089,711
World Wrestling Entertainment, Inc., Class A	700	40,523
Zynga, Inc., Class A*	65,689	698,274

		58,897,879

Interactive Media & Services (1.7%)
Alphabet, Inc., Class A*	5,300	12,941,487
Alphabet, Inc., Class C*	13,537	33,928,054
Facebook, Inc., Class A*	45,786	15,920,250
IAC/InterActiveCorp*	9,600	1,480,032
TripAdvisor, Inc.*	4,750	191,425
Twitter, Inc.*	266,132	18,312,543
Vimeo, Inc.*	1,200	58,800

		82,832,591

Media (1.8%)
Altice USA, Inc., Class A*	8,000	273,120
Cable One, Inc.	400	765,124
Charter Communications, Inc., Class A*	6,427	4,636,759
Comcast Corp., Class A	1,013,396	57,783,840
Discovery, Inc., Class A (x)*	20,650	633,542
Discovery, Inc., Class C*	39,537	1,145,782
DISH Network Corp., Class A*	31,166	1,302,739
Fox Corp., Class A	40,489	1,503,356
Fox Corp., Class B	19,049	670,525
Interpublic Group of Cos., Inc. (The)	49,150	1,596,883
Liberty Broadband Corp., Class A*	3,064	515,273
Liberty Broadband Corp., Class C*	19,045	3,307,355
Liberty Media Corp.-Liberty SiriusXM, Class A*	9,956	463,750
Liberty Media Corp.-Liberty SiriusXM, Class C*	20,307	942,042
New York Times Co. (The), Class A	20,700	901,485
News Corp., Class A	48,932	1,260,978
News Corp., Class B	15,150	368,902
Nexstar Media Group, Inc., Class A	4,750	702,430
Omnicom Group, Inc.	26,700	2,135,733
Sirius XM Holdings, Inc. (x)	113,100	739,674
ViacomCBS, Inc.	73,144	3,306,109
ViacomCBS, Inc., Class A (x)	1,013	49,080

		85,004,481

Wireless Telecommunication Services (0.3%)
T-Mobile US, Inc.*	97,471	14,116,725

Total Communication Services		304,854,131

Consumer Discretionary (5.4%)
Auto Components (0.6%)
Aptiv plc*	27,650	4,350,174
BorgWarner, Inc.	30,050	1,458,627
Cie Generale des Etablissements Michelin SCA (ADR)	355,193	11,351,933
Gentex Corp.	30,252	1,001,039
Goodyear Tire & Rubber Co. (The)*	41,608	713,577
Lear Corp.	7,558	1,324,766
Magna International, Inc.	66,628	6,172,418
QuantumScape Corp. (x)*	4,100	119,966

		26,492,500

Automobiles (0.4%)
Ford Motor Co.*	491,920	7,309,931
General Motors Co.*	172,796	10,224,339
Harley-Davidson, Inc.	19,150	877,453
Stellantis NV	76,077	1,499,478
Tesla, Inc.*	1,010	686,497
Thor Industries, Inc.	3,950	446,350

		21,044,048

Distributors (0.1%)
Genuine Parts Co.	17,762	2,246,360
LKQ Corp.*	35,100	1,727,622

		3,973,982

Diversified Consumer Services (0.1%)
Bright Horizons Family Solutions, Inc.*	1,500	220,665
Chegg, Inc.*	4,100	340,751
frontdoor, Inc.*	3,350	166,897
Grand Canyon Education, Inc.*	5,700	512,829
H&R Block, Inc.	4,350	102,138
Service Corp. International	20,450	1,095,916
Terminix Global Holdings, Inc.*	16,150	770,516

		3,209,712

Hotels, Restaurants & Leisure (1.0%)
Aramark	28,730	1,070,192
Booking Holdings, Inc.*	717	1,568,861
Boyd Gaming Corp.*	8,100	498,069
Caesars Entertainment, Inc.*	9,400	975,250
Carnival Corp.*	106,962	2,819,518
Darden Restaurants, Inc.	5,200	759,148
Domino’s Pizza, Inc.	1,600	746,384
Hilton Worldwide Holdings, Inc.*	11,300	1,363,006
Hyatt Hotels Corp., Class A*	5,042	391,461

See Notes to Financial Statements.

1041

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EQ/LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Marriott International, Inc., Class A*	11,689	$1,595,782
Marriott Vacations Worldwide Corp.*	5,200	828,360
McDonald’s Corp.	77,200	17,832,428
MGM Resorts International	51,212	2,184,192
Norwegian Cruise Line Holdings Ltd. (x)*	46,282	1,361,154
Penn National Gaming, Inc.*	18,300	1,399,767
Planet Fitness, Inc., Class A*	3,200	240,800
Royal Caribbean Cruises Ltd.*	27,486	2,344,006
Six Flags Entertainment Corp.*	5,950	257,516
Travel + Leisure Co.	3,500	208,075
Wyndham Hotels & Resorts, Inc.	4,150	300,004
Yum China Holdings, Inc.	48,650	3,223,062
Yum! Brands, Inc.	34,250	3,939,778

		45,906,813

Household Durables (1.0%)
DR Horton, Inc.	24,515	2,215,421
Garmin Ltd.	18,962	2,742,664
Leggett & Platt, Inc.	16,600	860,046
Lennar Corp., Class A	175,214	17,407,511
Lennar Corp., Class B	1,962	159,805
Mohawk Industries, Inc.*	7,087	1,362,050
Newell Brands, Inc.	47,750	1,311,692
NVR, Inc.*	200	994,660
PulteGroup, Inc.	113,554	6,196,642
Sony Group Corp. (ADR)	121,161	11,779,272
Toll Brothers, Inc.	8,360	483,292
TopBuild Corp.*	700	138,446
Whirlpool Corp.	20,461	4,460,907

		50,112,408

Internet & Direct Marketing Retail (0.5%)
Amazon.com, Inc.*	5,059	17,403,770
DoorDash, Inc., Class A*	1,300	231,829
eBay, Inc.	64,810	4,550,310
Qurate Retail, Inc., Class A	46,611	610,138
Wayfair, Inc., Class A (x)*	4,200	1,325,982

		24,122,029

Leisure Products (0.1%)
Brunswick Corp.	8,450	841,789
Hasbro, Inc.	16,000	1,512,320
Hayward Holdings, Inc.*	4,800	124,896
Polaris, Inc.	13,558	1,856,904

		4,335,909

Multiline Retail (0.4%)
Dollar General Corp.	17,200	3,721,908
Dollar Tree, Inc.*	29,100	2,895,450
Kohl’s Corp.	19,636	1,082,140
Nordstrom, Inc.*	2,100	76,797
Ollie’s Bargain Outlet Holdings, Inc.*	8,100	681,453
Target Corp.	52,739	12,749,126

		21,206,874

Specialty Retail (0.9%)
Advance Auto Parts, Inc.	8,250	1,692,405
AutoNation, Inc.*	26,346	2,497,864
AutoZone, Inc.*	5,213	7,778,943
Best Buy Co., Inc.	38,332	4,407,413
Burlington Stores, Inc.*	500	160,995
CarMax, Inc.*	18,650	2,408,648
Dick’s Sporting Goods, Inc.	7,800	781,482
Foot Locker, Inc.	11,205	690,564
Gap, Inc. (The)	90,977	3,061,376
L Brands, Inc.	12,500	900,750
Leslie’s, Inc.*	1,478	40,630
Lithia Motors, Inc., Class A	3,300	1,134,012
Lowe’s Cos., Inc.	34,816	6,753,260
O’Reilly Automotive, Inc.*	8,653	4,899,415
Penske Automotive Group, Inc.	3,900	294,411
Petco Health & Wellness Co., Inc.*	8,684	194,609
Vroom, Inc.*	10,840	453,762
Williams-Sonoma, Inc.	19,742	3,151,810

		41,302,349

Textiles, Apparel & Luxury Goods (0.3%)
Capri Holdings Ltd.*	18,450	1,055,155
Carter’s, Inc.	5,350	551,960
Columbia Sportswear Co.	4,700	462,292
Deckers Outdoor Corp.*	3,000	1,152,210
Hanesbrands, Inc.	145,267	2,712,135
PVH Corp.*	8,882	955,614
Ralph Lauren Corp.	5,950	700,969
Skechers USA, Inc., Class A*	14,650	730,010
Tapestry, Inc.*	79,733	3,466,791
Under Armour, Inc., Class A*	23,600	499,140
Under Armour, Inc., Class C*	24,800	460,536
VF Corp.	14,500	1,189,580

		13,936,392

Total Consumer Discretionary		255,643,016

Consumer Staples (5.7%)
Beverages (1.1%)
Brown-Forman Corp., Class A	2,800	197,400
Brown-Forman Corp., Class B	11,550	865,557
Coca-Cola Co. (The)	420,880	22,773,817
Constellation Brands, Inc., Class A	20,350	4,759,662
Diageo plc	146,577	7,017,522
Keurig Dr Pepper, Inc.	87,727	3,091,499
Molson Coors Beverage Co., Class B*	70,910	3,807,158
Monster Beverage Corp.*	3,300	301,455
PepsiCo, Inc.	75,365	11,166,832

		53,980,902

Food & Staples Retailing (1.1%)
Albertsons Cos., Inc., Class A (x)	19,484	383,056
Casey’s General Stores, Inc.	4,650	905,076
Costco Wholesale Corp.	3,600	1,424,412
Grocery Outlet Holding Corp.*	10,933	378,938
Kroger Co. (The)	156,591	5,999,001
US Foods Holding Corp.*	27,700	1,062,572
Walgreens Boots Alliance, Inc.	228,056	11,998,026
Walmart, Inc.#	222,107	31,321,529

		53,472,610

See Notes to Financial Statements.

1042

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EQ/LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Food Products (1.3%)
Archer-Daniels-Midland Co.	106,190	$6,435,114
Beyond Meat, Inc. (x)*	850	133,866
Bunge Ltd.	17,214	1,345,274
Campbell Soup Co.	24,450	1,114,676
Conagra Brands, Inc.	58,803	2,139,253
Darling Ingredients, Inc.*	19,200	1,296,000
Flowers Foods, Inc.	23,450	567,490
General Mills, Inc.	76,650	4,670,284
Hain Celestial Group, Inc. (The)*	10,450	419,254
Hershey Co. (The)	2,650	461,577
Hormel Foods Corp.	35,450	1,692,738
Ingredion, Inc.	8,406	760,743
J M Smucker Co. (The)	22,801	2,954,326
Kellogg Co.	17,520	1,127,062
Kraft Heinz Co. (The)	83,350	3,399,013
Lamb Weston Holdings, Inc.	12,906	1,040,998
McCormick & Co., Inc. (Non-Voting)	31,300	2,764,416
Mondelez International, Inc., Class A	175,252	10,942,735
Nestle SA (Registered)	60,054	7,478,435
Pilgrim’s Pride Corp.*	3,500	77,630
Post Holdings, Inc.*	7,400	802,678
Seaboard Corp.	50	193,436
Tyson Foods, Inc., Class A	131,883	9,727,690

		61,544,688

Household Products (1.6%)
Church & Dwight Co., Inc.	29,100	2,479,902
Clorox Co. (The)	2,977	535,592
Colgate-Palmolive Co.	92,844	7,552,859
Kimberly-Clark Corp.	50,586	6,767,395
Procter & Gamble Co. (The)	402,821	54,352,637
Reckitt Benckiser Group plc	30,780	2,723,713
Reynolds Consumer Products, Inc.	6,802	206,441
Spectrum Brands Holdings, Inc.	5,216	443,569

		75,062,108

Personal Products (0.0%)
Coty, Inc., Class A*	36,355	339,555
Herbalife Nutrition Ltd.*	11,204	590,787

		930,342

Tobacco (0.6%)
Altria Group, Inc.	103,350	4,927,728
Philip Morris International, Inc.	219,498	21,754,447

		26,682,175

Total Consumer Staples		271,672,825

Energy (3.5%)
Energy Equipment & Services (0.2%)
Baker Hughes Co.	92,591	2,117,556
Halliburton Co.	105,400	2,436,848
NOV, Inc.*	48,855	748,459
Schlumberger NV	175,777	5,626,622

		10,929,485

Oil, Gas & Consumable Fuels (3.3%)
Antero Midstream Corp.	41,900	435,341
APA Corp.	47,276	1,022,580
Cabot Oil & Gas Corp.	457,629	7,990,202
Chevron Corp.	303,109	31,747,637
Cimarex Energy Co.	10,022	726,094
ConocoPhillips	233,707	14,232,756
Continental Resources, Inc.	7,300	277,619
Devon Energy Corp.	84,613	2,469,853
Diamondback Energy, Inc.	11,886	1,115,977
EOG Resources, Inc.	137,367	11,461,902
EQT Corp.*	34,952	778,032
Exxon Mobil Corp.	532,514	33,590,983
Hess Corp.	32,405	2,829,605
HollyFrontier Corp.	41,734	1,373,049
Kinder Morgan, Inc.	244,518	4,457,563
Marathon Oil Corp.	98,472	1,341,189
Marathon Petroleum Corp.	81,909	4,948,942
Occidental Petroleum Corp.	92,694	2,898,541
ONEOK, Inc.	55,650	3,096,366
Phillips 66	134,197	11,516,787
Pioneer Natural Resources Co.	29,020	4,716,330
Targa Resources Corp.	28,250	1,255,712
Valero Energy Corp.	106,689	8,330,277
Williams Cos., Inc. (The)	152,697	4,054,105

		156,667,442

Total Energy		167,596,927

Financials (16.9%)
Banks (6.8%)
Bank of America Corp.	1,222,940	50,421,816
Bank of Hawaii Corp.	4,928	415,036
Bank OZK	15,378	648,336
BOK Financial Corp.	3,744	324,230
Citigroup, Inc.	471,834	33,382,256
Citizens Financial Group, Inc.	43,912	2,014,243
Comerica, Inc.	28,174	2,009,933
Commerce Bancshares, Inc.	97,616	7,278,249
Cullen/Frost Bankers, Inc.	75,081	8,409,072
East West Bancorp, Inc.	76,463	5,481,632
Fifth Third Bancorp	88,124	3,368,981
First Citizens BancShares, Inc., Class A (x)	1,165	970,142
First Hawaiian, Inc.	16,288	461,602
First Horizon Corp.	68,642	1,186,134
First Republic Bank	22,063	4,129,532
FNB Corp.	39,950	492,584
Huntington Bancshares, Inc.	184,040	2,626,251
JPMorgan Chase & Co.	547,121	85,099,200
KeyCorp	121,434	2,507,612
M&T Bank Corp.	16,121	2,342,543
Mitsubishi UFJ Financial Group, Inc. (ADR) (x)	905,568	4,908,179
PacWest Bancorp	14,700	605,052
People’s United Financial, Inc.	53,398	915,242
Pinnacle Financial Partners, Inc.	9,250	816,682
PNC Financial Services Group, Inc. (The)	146,110	27,871,944
Popular, Inc.	10,340	776,017
Prosperity Bancshares, Inc.	11,150	800,570
Regions Financial Corp.	120,692	2,435,565
Signature Bank	7,067	1,736,009
Sterling Bancorp	22,050	546,619

See Notes to Financial Statements.

1043

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
SVB Financial Group*	6,850	$3,811,545
Synovus Financial Corp.	17,070	749,032
Truist Financial Corp.	233,410	12,954,255
Umpqua Holdings Corp.	27,550	508,297
US Bancorp	268,372	15,289,153
Webster Financial Corp.	11,300	602,742
Wells Fargo & Co.	718,859	32,557,124
Western Alliance Bancorp	5,950	552,458
Wintrust Financial Corp.	7,050	533,191
Zions Bancorp NA	48,442	2,560,644

		325,099,704

Capital Markets (4.0%)
Affiliated Managers Group, Inc.	5,200	801,892
Ameriprise Financial, Inc.	67,639	16,833,994
Ares Management Corp.	2,000	127,180
Bank of New York Mellon Corp. (The)	122,337	6,267,325
BlackRock, Inc.	26,260	22,976,712
Carlyle Group, Inc. (The)	20,300	943,544
Cboe Global Markets, Inc.	30,798	3,666,502
Charles Schwab Corp. (The)	197,218	14,359,443
CME Group, Inc.	45,058	9,582,935
Evercore, Inc., Class A	4,950	696,812
FactSet Research Systems, Inc.	700	234,927
Franklin Resources, Inc.	36,300	1,161,237
Goldman Sachs Group, Inc. (The)	65,213	24,750,290
Interactive Brokers Group, Inc., Class A	10,044	660,192
Intercontinental Exchange, Inc.	69,865	8,292,976
Invesco Ltd.	41,857	1,118,838
Janus Henderson Group plc	21,400	830,534
Jefferies Financial Group, Inc.	27,455	938,961
KKR & Co., Inc., Class A	69,100	4,093,484
Lazard Ltd., Class A	12,750	576,937
Moody’s Corp.	8,795	3,187,044
Morgan Stanley	324,976	29,797,049
Morningstar, Inc.	300	77,133
MSCI, Inc.	3,000	1,599,240
Nasdaq, Inc.	62,768	11,034,614
Northern Trust Corp.	51,907	6,001,487
Raymond James Financial, Inc.	14,630	1,900,437
S&P Global, Inc.	8,900	3,653,005
SEI Investments Co.	13,750	852,088
State Street Corp.	43,608	3,588,066
Stifel Financial Corp.	12,800	830,208
T. Rowe Price Group, Inc.	27,464	5,437,048
Tradeweb Markets, Inc., Class A	13,100	1,107,736
Virtu Financial, Inc., Class A	11,700	323,271

		188,303,141

Consumer Finance (1.0%)
Ally Financial, Inc.	46,500	2,317,560
American Express Co.	77,409	12,790,289
Capital One Financial Corp.	147,720	22,850,807
Credit Acceptance Corp. (x)*	1,150	522,227
Discover Financial Services	17,198	2,034,351
OneMain Holdings, Inc.	11,100	665,001
Santander Consumer USA Holdings, Inc.	7,495	272,218
SLM Corp.	40,393	845,829
Synchrony Financial	133,326	6,468,978

		48,767,260

Diversified Financial Services (1.5%)
Berkshire Hathaway, Inc., Class B*	245,735	68,294,671
Equitable Holdings, Inc.‡	48,150	1,466,168
Voya Financial, Inc.	15,111	929,326

		70,690,165

Insurance (3.5%)
Aflac, Inc.	84,280	4,522,465
Alleghany Corp.*	1,584	1,056,639
Allstate Corp. (The)	60,611	7,906,099
American Financial Group, Inc.	8,525	1,063,238
American International Group, Inc.	107,865	5,134,374
Aon plc, Class A	56,199	13,418,073
Arch Capital Group Ltd.*	37,092	1,444,363
Arthur J Gallagher & Co.	25,350	3,551,028
Assurant, Inc.	7,619	1,189,935
Assured Guaranty Ltd.	9,042	429,314
Athene Holding Ltd., Class A*	14,424	973,620
Axis Capital Holdings Ltd.	9,644	472,652
Brighthouse Financial, Inc.*	10,746	489,373
Brown & Brown, Inc.	27,674	1,470,596
Chubb Ltd.	157,482	25,030,189
Cincinnati Financial Corp.	104,770	12,218,277
CNA Financial Corp.	3,372	153,392
Erie Indemnity Co., Class A	1,000	193,350
Everest Re Group Ltd.	10,139	2,555,129
Fidelity National Financial, Inc.	34,618	1,504,498
First American Financial Corp.	13,350	832,373
Globe Life, Inc.	12,721	1,211,675
GoHealth, Inc., Class A*	850	9,529
Hanover Insurance Group, Inc. (The)	4,451	603,734
Hartford Financial Services Group, Inc. (The)	44,761	2,773,839
Kemper Corp.	7,650	565,335
Lemonade, Inc. (x)*	4,213	460,944
Lincoln National Corp.	20,140	1,265,598
Loews Corp.	27,840	1,521,456
Markel Corp.*	1,499	1,778,878
Marsh & McLennan Cos., Inc.	120,569	16,961,647
Mercury General Corp.	3,341	216,998
MetLife, Inc.	191,386	11,454,452
Old Republic International Corp.	35,141	875,362
Primerica, Inc.	4,950	758,043
Principal Financial Group, Inc.	33,747	2,132,473
Progressive Corp. (The)	152,442	14,971,329
Prudential Financial, Inc.	49,480	5,070,216
Reinsurance Group of America, Inc.	8,445	962,730
RenaissanceRe Holdings Ltd.	3,386	503,905
Travelers Cos., Inc. (The)	69,829	10,454,100
Unum Group	25,553	725,705
W R Berkley Corp.	17,131	1,275,060
White Mountains Insurance Group Ltd.	396	454,620
Willis Towers Watson plc	16,100	3,703,322

		166,319,927

See Notes to Financial Statements.

1044

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Mortgage Real Estate Investment Trusts (REITs) (0.1%)
AGNC Investment Corp. (REIT)	65,748	$1,110,484
Annaly Capital Management, Inc. (REIT)	175,480	1,558,262
New Residential Investment Corp. (REIT)	54,300	575,037
Starwood Property Trust, Inc. (REIT)	34,386	899,882

		4,143,665

Thrifts & Mortgage Finance (0.0%)
MGIC Investment Corp.	42,350	575,960
New York Community Bancorp, Inc.	56,588	623,600
TFS Financial Corp.	6,096	123,749
UWM Holdings Corp. (x)	2,700	22,815

		1,346,124

Total Financials		804,669,986

Health Care (13.9%)
Biotechnology (1.3%)
Alexion Pharmaceuticals, Inc.*	27,800	5,107,138
Amgen, Inc.	75,388	18,375,825
Biogen, Inc.*	26,099	9,037,301
BioMarin Pharmaceutical, Inc.*	22,900	1,910,776
Exact Sciences Corp.*	1,600	198,896
Exelixis, Inc.*	5,550	101,121
Gilead Sciences, Inc.	202,435	13,939,674
Horizon Therapeutics plc*	22,200	2,078,808
Incyte Corp.*	3,300	277,629
Ionis Pharmaceuticals, Inc.*	1,300	51,857
Iovance Biotherapeutics, Inc.*	12,600	327,852
Mirati Therapeutics, Inc.*	800	129,224
Natera, Inc.*	600	68,118
Regeneron Pharmaceuticals, Inc.*	11,300	6,311,502
Sage Therapeutics, Inc.*	6,400	363,584
Seagen, Inc.*	1,800	284,184
Ultragenyx Pharmaceutical, Inc.*	2,000	190,700
United Therapeutics Corp.*	5,500	986,755
Vertex Pharmaceuticals, Inc.*	19,500	3,931,785

		63,672,729

Health Care Equipment & Supplies (3.9%)
Abbott Laboratories	172,204	19,963,610
Alcon, Inc.	126,013	8,853,673
Baxter International, Inc.	63,100	5,079,550
Becton Dickinson and Co.	36,350	8,839,956
Boston Scientific Corp.*	285,566	12,210,802
Cooper Cos., Inc. (The)	6,114	2,422,795
Danaher Corp.	182,594	49,000,926
Dentsply Sirona, Inc.	27,287	1,726,176
Envista Holdings Corp.*	20,156	870,941
Globus Medical, Inc., Class A*	9,200	713,276
Hill-Rom Holdings, Inc.	8,365	950,180
Hologic, Inc.*	56,958	3,800,238
ICU Medical, Inc.*	2,550	524,790
Integra LifeSciences Holdings Corp.*	9,000	614,160
Masimo Corp.*	1,700	412,165
Medtronic plc	412,044	51,147,022
Quidel Corp.*	4,700	602,164
ResMed, Inc.	1,800	443,736
STERIS plc	10,400	2,145,520
Stryker Corp.	25,100	6,519,223
Tandem Diabetes Care, Inc.*	400	38,960
Teleflex, Inc.	4,900	1,968,771
Zimmer Biomet Holdings, Inc.	50,392	8,104,041

		186,952,675

Health Care Providers & Services (3.1%)
Acadia Healthcare Co., Inc.*	11,100	696,525
agilon health, Inc.*	300	12,171
Amedisys, Inc.*	500	122,465
AmerisourceBergen Corp.	18,400	2,106,616
Anthem, Inc.	37,638	14,370,188
Cardinal Health, Inc.	14,900	850,641
Centene Corp.*	72,693	5,301,500
Chemed Corp.	1,500	711,750
Cigna Corp.	95,502	22,640,659
CVS Health Corp.	179,654	14,990,330
DaVita, Inc.*	24,461	2,945,838
Encompass Health Corp.	5,150	401,855
HCA Healthcare, Inc.	13,891	2,871,825
Henry Schein, Inc.*	17,600	1,305,744
Humana, Inc.	16,284	7,209,252
Laboratory Corp. of America Holdings*	12,314	3,396,817
McKesson Corp.	38,325	7,329,273
Molina Healthcare, Inc.*	6,200	1,568,972
Oak Street Health, Inc.*	1,243	72,803
Premier, Inc., Class A	15,250	530,548
Quest Diagnostics, Inc.	16,349	2,157,578
Signify Health, Inc., Class A*	2,860	87,030
UnitedHealth Group, Inc.	131,251	52,558,150
Universal Health Services, Inc., Class B	20,218	2,960,522

		147,199,052

Health Care Technology (0.2%)
Cerner Corp.	72,331	5,653,391
Certara, Inc.*	1,811	51,306
Change Healthcare, Inc.*	30,909	712,143
Teladoc Health, Inc. (x)*	18,400	3,059,736

		9,476,576

Life Sciences Tools & Services (1.1%)
Adaptive Biotechnologies Corp.*	1,400	57,204
Agilent Technologies, Inc.	3,920	579,415
Bio-Rad Laboratories, Inc., Class A*	2,683	1,728,630
Charles River Laboratories International, Inc.*	400	147,968
IQVIA Holdings, Inc.*	12,166	2,948,065
PerkinElmer, Inc.	14,004	2,162,358
PPD, Inc.*	11,876	547,365
PRA Health Sciences, Inc.*	700	115,647
QIAGEN NV*	28,453	1,376,556
Repligen Corp.*	400	79,848
Syneos Health, Inc.*	11,100	993,339
Thermo Fisher Scientific, Inc.	71,568	36,103,909
Waters Corp.*	9,178	3,172,008

		50,012,312

See Notes to Financial Statements.

1045

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Pharmaceuticals (4.3%)
Bristol-Myers Squibb Co.	280,850	$18,766,397
Catalent, Inc.*	15,550	1,681,266
Elanco Animal Health, Inc.*	322,925	11,202,268
Eli Lilly and Co.	25,396	5,828,890
Jazz Pharmaceuticals plc*	7,450	1,323,418
Johnson & Johnson	462,782	76,238,707
Merck & Co., Inc.	416,770	32,412,203
Nektar Therapeutics*	22,200	380,952
Novartis AG (ADR)	84,417	7,702,207
Organon & Co.*	39,341	1,190,459
Perrigo Co. plc	16,750	767,988
Pfizer, Inc.#	969,271	37,956,652
Roche Holding AG	5,464	2,058,338
Roche Holding AG (ADR)	78,335	3,680,962
Royalty Pharma plc, Class A	16,572	679,286
Viatris, Inc.	151,729	2,168,207
Zoetis, Inc.	3,100	577,716

		204,615,916

Total Health Care		661,929,260

Industrials (10.4%)
Aerospace & Defense (2.0%)
Boeing Co. (The)*	67,300	$16,122,388
BWX Technologies, Inc.	2,900	168,548
Curtiss-Wright Corp.	5,100	605,676
General Dynamics Corp.	71,935	13,542,483
HEICO Corp.	3,800	529,796
HEICO Corp., Class A	6,700	832,006
Hexcel Corp.*	10,400	648,960
Howmet Aerospace, Inc.*	45,511	1,568,764
Huntington Ingalls Industries, Inc.	4,950	1,043,212
L3Harris Technologies, Inc.	31,699	6,851,739
Lockheed Martin Corp.	20,283	7,674,073
Mercury Systems, Inc.*	6,900	457,332
Northrop Grumman Corp.	51,909	18,865,288
Raytheon Technologies Corp.	228,763	19,515,772
Spirit AeroSystems Holdings, Inc., Class A	31,694	1,495,640
Teledyne Technologies, Inc.*	5,819	2,437,172
Textron, Inc.	28,307	1,946,672
TransDigm Group, Inc.*	4,700	3,042,263
Virgin Galactic Holdings, Inc. (x)*	1,400	64,400

		97,412,184

Air Freight & Logistics (0.2%)
CH Robinson Worldwide, Inc.	13,250	1,241,127
Expeditors International of Washington, Inc.	5,650	715,290
FedEx Corp.	17,450	5,205,859
XPO Logistics, Inc.*	1,650	230,819

		7,393,095

Airlines (0.3%)
Alaska Air Group, Inc.*	32,098	1,935,830
American Airlines Group, Inc. (x)*	80,150	1,699,982
Copa Holdings SA, Class A*	3,950	297,553
JetBlue Airways Corp.*	39,700	666,166
Southwest Airlines Co.*	127,801	6,784,955
United Airlines Holdings, Inc.*	40,550	2,120,360

		13,504,846

Building Products (1.1%)
A O Smith Corp.	16,550	1,192,593
Allegion plc	17,172	2,392,060
Armstrong World Industries, Inc.	3,000	321,780
AZEK Co., Inc. (The)*	6,218	264,016
Builders FirstSource, Inc.*	25,700	1,096,362
Carrier Global Corp.	58,040	2,820,744
Fortune Brands Home & Security, Inc.	12,900	1,284,969
Johnson Controls International plc	370,116	25,401,061
Lennox International, Inc.	4,300	1,508,440
Masco Corp.	139,673	8,228,137
Owens Corning	13,037	1,276,322
Trane Technologies plc	45,706	8,416,303

		54,202,787

Commercial Services & Supplies (0.3%)
ADT, Inc.	19,813	213,782
Cintas Corp.	700	267,400
Clean Harbors, Inc.*	6,300	586,782
Driven Brands Holdings, Inc.*	4,515	139,604
MSA Safety, Inc.	3,300	546,414
Republic Services, Inc.	26,365	2,900,414
Rollins, Inc.	1,950	66,690
Stericycle, Inc.*	44,115	3,156,428
Waste Management, Inc.	44,611	6,250,447

		14,127,961

Construction & Engineering (0.1%)
AECOM*	37,686	2,386,278
MasTec, Inc.*	7,000	742,700
Quanta Services, Inc.	17,355	1,571,842
Valmont Industries, Inc.	2,600	613,730

		5,314,550

Electrical Equipment (0.9%)
Acuity Brands, Inc.	10,205	1,908,641
AMETEK, Inc.	28,950	3,864,825
ChargePoint Holdings, Inc. (x)*	15,700	545,418
Eaton Corp. plc	99,615	14,760,951
Emerson Electric Co.	74,935	7,211,744
Generac Holdings, Inc.*	3,354	1,392,413
Hubbell, Inc.	6,796	1,269,765
nVent Electric plc	20,893	652,697
Regal Beloit Corp.	32,623	4,355,497
Rockwell Automation, Inc.	5,700	1,630,314
Sensata Technologies Holding plc*	19,450	1,127,516
Shoals Technologies Group, Inc., Class A*	11,137	395,364
Sunrun, Inc.*	25,000	1,394,500

		40,509,645

Industrial Conglomerates (1.6%)
3M Co.	62,150	12,344,854
Carlisle Cos., Inc.	3,978	761,310
General Electric Co.#	1,277,586	17,196,307
Honeywell International, Inc.	173,519	38,061,393

See Notes to Financial Statements.

1046

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Roper Technologies, Inc.	13,200	$6,206,640

		74,570,504

Machinery (2.0%)
AGCO Corp.	16,834	2,194,817
Allison Transmission Holdings, Inc.	3,200	127,168
Caterpillar, Inc.	20,528	4,467,509
Colfax Corp.*	14,600	668,826
Crane Co.	6,174	570,292
Cummins, Inc.	18,400	4,486,104
Donaldson Co., Inc.	13,800	876,714
Dover Corp.	18,039	2,716,673
Flowserve Corp.	16,300	657,216
Fortive Corp.	41,034	2,861,711
Gates Industrial Corp. plc*	8,792	158,871
Graco, Inc.	7,900	598,030
IDEX Corp.	9,555	2,102,578
Illinois Tool Works, Inc.	53,456	11,950,623
Ingersoll Rand, Inc.*	47,100	2,298,951
ITT, Inc.	10,800	989,172
Middleby Corp. (The)*	4,800	831,648
Nordson Corp.	6,050	1,328,036
Oshkosh Corp.	8,499	1,059,315
Otis Worldwide Corp.	73,035	5,972,072
PACCAR, Inc.	42,776	3,817,758
Parker-Hannifin Corp.	54,528	16,746,094
Pentair plc	20,693	1,396,571
Snap-on, Inc.	6,750	1,508,153
Stanley Black & Decker, Inc.	47,303	9,696,642
Timken Co. (The)	20,477	1,650,241
Toro Co. (The)	700	76,916
Westinghouse Air Brake Technologies Corp.#	22,679	1,866,482
Woodward, Inc.	7,200	884,736
Xylem, Inc.	104,302	12,512,068

		97,071,987

Marine (0.0%)
Kirby Corp.*	7,450	451,768

Professional Services (0.6%)
CACI International, Inc., Class A*	2,950	752,604
Clarivate plc*	51,700	1,423,301
CoStar Group, Inc.*	11,000	911,020
Dun & Bradstreet Holdings, Inc.*	20,065	428,789
Equifax, Inc.	34,039	8,152,681
FTI Consulting, Inc.*	4,200	573,762
IHS Markit Ltd.	46,900	5,283,754
Jacobs Engineering Group, Inc.	16,185	2,159,403
Leidos Holdings, Inc.	17,684	1,787,852
ManpowerGroup, Inc.	6,808	809,539
Nielsen Holdings plc	44,849	1,106,425
Robert Half International, Inc.	29,875	2,657,979
Science Applications International Corp.	7,200	631,656
TransUnion	7,600	834,556
Verisk Analytics, Inc.	7,200	1,257,984

		28,771,305

Road & Rail (1.1%)
AMERCO	1,203	709,048
Canadian National Railway Co.	21,161	2,232,909
CSX Corp.	368,040	11,806,723
JB Hunt Transport Services, Inc.	1,200	195,540
Kansas City Southern	8,400	2,380,308
Knight-Swift Transportation Holdings, Inc.	77,648	3,529,878
Landstar System, Inc.	16,609	2,624,554
Lyft, Inc., Class A*	15,929	963,386
Norfolk Southern Corp.	31,408	8,335,997
Old Dominion Freight Line, Inc.	1,025	260,145
Ryder System, Inc.	6,508	483,740
Schneider National, Inc., Class B	6,500	141,505
TuSimple Holdings, Inc., Class A (x)*	3,900	277,836
Uber Technologies, Inc.*	29,128	1,459,895
Union Pacific Corp.	69,816	15,354,633

		50,756,097

Trading Companies & Distributors (0.2%)
Air Lease Corp.	13,349	557,187
Fastenal Co.	8,100	421,200
MSC Industrial Direct Co., Inc., Class A	5,600	502,488
SiteOne Landscape Supply, Inc.*	2,600	440,076
United Rentals, Inc.*	9,186	2,930,426
Univar Solutions, Inc.*	20,950	510,761
Watsco, Inc.	4,100	1,175,224
WW Grainger, Inc.	7,128	3,122,064

		9,659,426

Total Industrials		493,746,155

Information Technology (11.2%)
Communications Equipment (0.8%)
Arista Networks, Inc.*	800	289,848
Ciena Corp.*	19,350	1,100,821
Cisco Systems, Inc.	531,400	28,164,200
F5 Networks, Inc.*	7,500	1,399,950
Juniper Networks, Inc.	40,679	1,112,571
Lumentum Holdings, Inc.*	9,500	779,285
Motorola Solutions, Inc.	20,900	4,532,165
Ubiquiti, Inc.	100	31,219
Viasat, Inc.*	7,750	386,260

		37,796,319

Electronic Equipment, Instruments & Components (0.4%)
Amphenol Corp., Class A	21,200	1,450,292
Arrow Electronics, Inc.*	32,405	3,688,661
Avnet, Inc.	53,727	2,153,378
Coherent, Inc.*	350	92,519
Corning, Inc.	63,266	2,587,579
IPG Photonics Corp.*	4,200	885,234
Jabil, Inc.	3,724	216,439
Keysight Technologies, Inc.*	13,000	2,007,330
Littelfuse, Inc.	3,050	777,110
National Instruments Corp.	16,450	695,506
SYNNEX Corp.	5,200	633,152
Trimble, Inc.*	31,450	2,573,554
Vontier Corp.	9,673	315,146

		18,075,900

IT Services (2.8%)
Accenture plc, Class A	56,944	16,786,522

See Notes to Financial Statements.

1047

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Akamai Technologies, Inc.*	20,200	$2,355,320
Alliance Data Systems Corp.	6,200	645,978
Amdocs Ltd.	16,243	1,256,558
Automatic Data Processing, Inc.	4,300	854,066
Black Knight, Inc.*	19,000	1,481,620
Broadridge Financial Solutions, Inc.	1,300	209,989
Cognizant Technology Solutions Corp., Class A	66,150	4,581,549
Concentrix Corp.*	5,300	852,240
DXC Technology Co.*	31,850	1,240,239
Euronet Worldwide, Inc.*	1,800	243,630
Fastly, Inc., Class A (x)*	13,200	786,720
Fidelity National Information Services, Inc.	115,422	16,351,835
Fiserv, Inc.*	106,127	11,343,915
FleetCor Technologies, Inc.*	7,900	2,022,874
Genpact Ltd.	21,800	990,374
Global Payments, Inc.	36,900	6,920,226
GoDaddy, Inc., Class A*	18,900	1,643,544
International Business Machines Corp.	112,400	16,476,716
Jack Henry & Associates, Inc.	6,850	1,120,044
Mastercard, Inc., Class A	19,284	7,040,396
Paychex, Inc.	5,100	547,230
PayPal Holdings, Inc.*	59,809	17,433,127
Paysafe Ltd. (x)*	38,700	468,657
Snowflake, Inc., Class A*	900	217,620
StoneCo Ltd., Class A*	1,900	127,414
Twilio, Inc., Class A*	14,700	5,794,152
VeriSign, Inc.*	12,350	2,811,971
Visa, Inc., Class A	27,528	6,436,597
Western Union Co. (The)	151,199	3,473,041
WEX, Inc.*	1,800	349,020

		132,863,184

Semiconductors & Semiconductor Equipment (3.2%)
Analog Devices, Inc.	60,391	10,396,915
Applied Materials, Inc.	6,906	983,414
Broadcom, Inc.	3,237	1,543,531
Brooks Automation, Inc.	1,600	152,448
Cirrus Logic, Inc.*	7,200	612,864
Cree, Inc.*	14,400	1,410,192
First Solar, Inc. (x)*	13,294	1,203,240
Intel Corp.	654,816	36,761,370
KLA Corp.	10,801	3,501,792
Lam Research Corp.	6,723	4,374,656
Marvell Technology, Inc.	101,400	5,914,662
Maxim Integrated Products, Inc.*	1,650	173,844
Microchip Technology, Inc.	89,697	13,431,229
Micron Technology, Inc.*	121,395	10,316,147
MKS Instruments, Inc.	1,050	186,848
NVIDIA Corp.	4,547	3,638,055
NXP Semiconductors NV	57,768	11,884,033
ON Semiconductor Corp.*	24,350	932,118
Qorvo, Inc.*	14,200	2,778,230
QUALCOMM, Inc.	102,589	14,663,046
Skyworks Solutions, Inc.	15,008	2,877,784
Teradyne, Inc.	10,166	1,361,837
Texas Instruments, Inc.	119,937	23,063,885

		152,162,140

Software (3.0%)
Adobe, Inc.*	32,943	19,292,738
ANSYS, Inc.*	49,210	17,078,823
C3.ai, Inc., Class A (x)*	1,612	100,798
CDK Global, Inc.	12,900	641,001
Ceridian HCM Holding, Inc.*	16,200	1,553,904
Citrix Systems, Inc.	26,711	3,132,399
Cloudflare, Inc., Class A*	1,800	190,512
Datto Holding Corp. (x)*	2,959	82,379
Dolby Laboratories, Inc., Class A	8,036	789,858
Duck Creek Technologies, Inc. (x)*	6,904	300,393
Dynatrace, Inc.*	1,300	75,946
FireEye, Inc.*	20,800	420,576
Guidewire Software, Inc.*	10,500	1,183,560
Jamf Holding Corp.*	991	33,268
Manhattan Associates, Inc.*	3,700	535,908
McAfee Corp., Class A	1,350	37,827
Medallia, Inc.*	5,800	195,750
Microsoft Corp.	190,013	51,474,522
NortonLifeLock, Inc.	127,048	3,458,247
Nuance Communications, Inc.*	22,185	1,207,751
Oracle Corp.	163,794	12,749,725
Pegasystems, Inc. (x)	300	41,757
salesforce.com, Inc.*	93,900	22,936,953
SolarWinds Corp.*	8,678	146,571
SS&C Technologies Holdings, Inc.	28,150	2,028,489
Synopsys, Inc.*	7,000	1,930,530
Teradata Corp.*	1,900	94,943
Tyler Technologies, Inc.*	700	316,659
VMware, Inc., Class A (x)*	6,300	1,007,811
Zoom Video Communications, Inc., Class A*	2,307	892,878

		143,932,476

Technology Hardware, Storage & Peripherals (1.0%)
Apple, Inc.	235,005	32,186,285
Dell Technologies, Inc., Class C*	17,665	1,760,671
Hewlett Packard Enterprise Co.	163,293	2,380,812
HP, Inc.	102,243	3,086,716
NCR Corp.*	10,500	478,905
NetApp, Inc.	9,400	769,108
Pure Storage, Inc., Class A*	2,100	41,013
Western Digital Corp.*	79,103	5,629,760
Xerox Holdings Corp.	19,210	451,243

		46,784,513

Total Information Technology		531,614,532

Materials (3.4%)
Chemicals (2.0%)
Air Products and Chemicals, Inc.	27,857	8,013,902
Albemarle Corp.	14,572	2,454,799
Ashland Global Holdings, Inc.	6,863	600,512
Axalta Coating Systems Ltd.*	21,550	657,059
Celanese Corp.	9,000	1,364,400
CF Industries Holdings, Inc.	26,800	1,378,860
Chemours Co. (The)	9,950	346,260
Corteva, Inc.	383,578	17,011,684
Diversey Holdings Ltd.*	1,400	25,074

See Notes to Financial Statements.

1048

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Dow, Inc.	87,175	$5,516,434
DuPont de Nemours, Inc.	104,899	8,120,232
Eastman Chemical Co.	17,050	1,990,588
Ecolab, Inc.	3,900	803,283
Element Solutions, Inc.	29,050	679,189
FMC Corp.	12,100	1,309,220
Huntsman Corp.	26,413	700,473
International Flavors & Fragrances, Inc.	38,901	5,811,809
LyondellBasell Industries NV, Class A	68,327	7,028,798
Mosaic Co. (The)	43,337	1,382,884
NewMarket Corp.	900	289,782
Olin Corp.	16,600	767,916
PPG Industries, Inc.	66,826	11,345,050
RPM International, Inc.	112,538	9,979,870
Sherwin-Williams Co. (The)	27,185	7,406,553
Valvoline, Inc.	22,695	736,680
Westlake Chemical Corp.	3,286	296,036

		96,017,347

Construction Materials (0.4%)
Eagle Materials, Inc.	5,100	724,761
Martin Marietta Materials, Inc.	41,192	14,491,757
Vulcan Materials Co.	16,554	2,881,555

		18,098,073

Containers & Packaging (0.4%)
Amcor plc	193,500	2,217,510
AptarGroup, Inc.	8,242	1,160,803
Ardagh Group SA	2,300	56,396
Avery Dennison Corp.	4,900	1,030,176
Ball Corp.	28,400	2,300,968
Berry Global Group, Inc.*	16,900	1,102,218
Crown Holdings, Inc.	14,250	1,456,493
Graphic Packaging Holding Co.	25,450	461,663
International Paper Co.	49,163	3,014,184
Packaging Corp. of America	11,750	1,591,185
Sealed Air Corp.	8,650	512,513
Silgan Holdings, Inc.	10,450	433,675
Sonoco Products Co.	12,567	840,732
Westrock Co.	32,692	1,739,868

		17,918,384

Metals & Mining (0.6%)
Alcoa Corp.*	23,400	862,056
Cleveland-Cliffs, Inc. (x)*	57,200	1,233,232
Freeport-McMoRan, Inc.	129,977	4,823,446
Newmont Corp.	136,396	8,644,778
Nucor Corp.	37,449	3,592,483
Reliance Steel & Aluminum Co.	34,189	5,159,120
Royal Gold, Inc.	8,178	933,110
Southern Copper Corp.	900	57,888
Steel Dynamics, Inc.	20,466	1,219,774
United States Steel Corp.	33,500	804,000

		27,329,887

Paper & Forest Products (0.0%)
Louisiana-Pacific Corp.	11,800	711,422

Total Materials		160,075,113

Real Estate (3.0%)
Equity Real Estate Investment Trusts (REITs) (2.9%)
Alexandria Real Estate Equities, Inc. (REIT)	18,356	3,339,691
American Campus Communities, Inc. (REIT)	59,634	2,786,101
American Homes 4 Rent (REIT), Class A	34,858	1,354,233
Americold Realty Trust (REIT)	58,836	2,226,943
Apartment Income REIT Corp. (REIT)	19,594	929,343
AvalonBay Communities, Inc. (REIT)	17,548	3,662,092
Boston Properties, Inc. (REIT)	19,625	2,248,829
Brixmor Property Group, Inc. (REIT)	37,121	849,700
Camden Property Trust (REIT)	11,817	1,567,761
CoreSite Realty Corp. (REIT)	1,150	154,790
Cousins Properties, Inc. (REIT)	38,200	1,404,996
Crown Castle International Corp. (REIT)	62,679	12,228,673
CubeSmart (REIT)	25,150	1,164,948
CyrusOne, Inc. (REIT)	15,350	1,097,832
Digital Realty Trust, Inc. (REIT)	35,297	5,310,787
Douglas Emmett, Inc. (REIT)	20,844	700,775
Duke Realty Corp. (REIT)	46,989	2,224,929
EPR Properties (REIT)*	9,250	487,290
Equinix, Inc. (REIT)	3,300	2,648,580
Equity LifeStyle Properties, Inc. (REIT)	76,315	5,670,968
Equity Residential (REIT)	46,289	3,564,253
Essex Property Trust, Inc. (REIT)	8,159	2,447,782
Extra Space Storage, Inc. (REIT)	14,950	2,449,109
Federal Realty Investment Trust (REIT)	9,700	1,136,549
First Industrial Realty Trust, Inc. (REIT)	16,100	840,903
Gaming and Leisure Properties, Inc. (REIT)	27,613	1,279,310
Healthcare Trust of America, Inc. (REIT), Class A	27,247	727,495
Healthpeak Properties, Inc. (REIT)	67,709	2,254,033
Highwoods Properties, Inc. (REIT)	12,850	580,435
Host Hotels & Resorts, Inc. (REIT)*	87,738	1,499,442
Hudson Pacific Properties, Inc. (REIT)	18,400	511,888
Invitation Homes, Inc. (REIT)	71,298	2,658,702
Iron Mountain, Inc. (REIT)	10,600	448,592
JBG SMITH Properties (REIT)	15,523	489,130
Kilroy Realty Corp. (REIT)	14,538	1,012,426
Kimco Realty Corp. (REIT)	51,772	1,079,446
Lamar Advertising Co. (REIT), Class A	1,300	135,746
Life Storage, Inc. (REIT)	9,550	1,025,193
Medical Properties Trust, Inc. (REIT)	72,750	1,462,275
MGM Growth Properties LLC (REIT), Class A	20,891	765,028

See Notes to Financial Statements.

1049

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Mid-America Apartment Communities, Inc. (REIT)	27,421	$4,618,245
National Retail Properties, Inc. (REIT)	21,912	1,027,235
Omega Healthcare Investors, Inc. (REIT)	29,450	1,068,741
Park Hotels & Resorts, Inc. (REIT)*	29,428	606,511
Prologis, Inc. (REIT)	92,646	11,073,976
Public Storage (REIT)	10,567	3,177,391
Rayonier, Inc. (REIT)	17,300	621,589
Realty Income Corp. (REIT)	46,888	3,129,305
Regency Centers Corp. (REIT)	21,192	1,357,772
Rexford Industrial Realty, Inc. (REIT)	16,800	956,760
SBA Communications Corp. (REIT)	11,400	3,633,180
Simon Property Group, Inc. (REIT)	5,350	698,068
SL Green Realty Corp. (REIT)(x)	8,801	704,080
Spirit Realty Capital, Inc. (REIT)	14,306	684,399
STORE Capital Corp. (REIT)	30,600	1,056,006
Sun Communities, Inc. (REIT)	41,418	7,099,045
UDR, Inc. (REIT)	37,078	1,816,080
Ventas, Inc. (REIT)	46,998	2,683,586
VEREIT, Inc. (REIT)	28,710	1,318,650
VICI Properties, Inc. (REIT) (x)	67,366	2,089,693
Vornado Realty Trust (REIT)	21,996	1,026,553
Weingarten Realty Investors (REIT)	14,966	479,960
Welltower, Inc. (REIT)	52,462	4,359,592
Weyerhaeuser Co. (REIT)	94,070	3,237,889
WP Carey, Inc. (REIT)	22,145	1,652,460

		138,603,764

Real Estate Management & Development (0.1%)
CBRE Group, Inc., Class A*	39,650	3,399,194
Howard Hughes Corp. (The)*	5,199	506,695
Jones Lang LaSalle, Inc.*	6,446	1,259,935
Opendoor Technologies, Inc.*	34,700	615,231

		5,781,055

Total Real Estate		144,384,819

Utilities (3.4%)
Electric Utilities (2.2%)
Alliant Energy Corp.	31,390	1,750,306
American Electric Power Co., Inc.	160,109	13,543,620
Avangrid, Inc.	7,162	368,342
Duke Energy Corp.	193,368	19,089,289
Edison International	46,768	2,704,126
Entergy Corp.	25,114	2,503,866
Evergy, Inc.	28,646	1,731,078
Eversource Energy	43,097	3,458,103
Exelon Corp.	122,658	5,434,976
FirstEnergy Corp.	68,276	2,540,550
Hawaiian Electric Industries, Inc.	13,164	556,574
IDACORP, Inc.	6,300	614,250
NextEra Energy, Inc.	292,930	21,465,910
NRG Energy, Inc.	16,657	671,277
OGE Energy Corp.	25,060	843,269
PG&E Corp.*	189,648	1,928,720
Pinnacle West Capital Corp.	14,125	1,157,826
PPL Corp.	96,759	2,706,349
Southern Co. (The)	251,376	15,210,762
Xcel Energy, Inc.	100,937	6,649,730

		104,928,923

Gas Utilities (0.1%)
Atmos Energy Corp.	16,166	1,553,714
National Fuel Gas Co.	10,895	569,264
UGI Corp.	26,035	1,205,681

		3,328,659

Independent Power and Renewable Electricity Producers (0.1%)
AES Corp. (The)	82,893	2,161,021
Brookfield Renewable Corp.	12,000	503,280
Vistra Corp.	60,050	1,113,927

		3,778,228

Multi-Utilities (0.9%)
Ameren Corp.	51,119	4,091,565
CenterPoint Energy, Inc.	72,898	1,787,459
CMS Energy Corp.	36,286	2,143,777
Consolidated Edison, Inc.	43,120	3,092,566
Dominion Energy, Inc.	188,453	13,864,487
DTE Energy Co.	24,239	3,141,374
MDU Resources Group, Inc.	24,994	783,312
NiSource, Inc.	49,154	1,204,273
Public Service Enterprise Group, Inc.	63,279	3,780,287
Sempra Energy	39,679	5,256,674
WEC Energy Group, Inc.	39,587	3,521,264

		42,667,038

Water Utilities (0.1%)
American Water Works Co., Inc.	22,839	3,520,175
Essential Utilities, Inc.	28,068	1,282,708

		4,802,883

Total Utilities		159,505,731

Total Common Stocks (83.2%) (Cost $2,485,359,324)		3,955,692,495

EXCHANGE TRADED FUNDS (ETF):
Equity (7.1%)
iShares Core S&P 500 ETF	794	341,357
iShares Morningstar Growth ETF (x)	8,000	518,080
iShares Morningstar U.S. Equity ETF	5,416	328,968
iShares Morningstar Value ETF (x)‡	1,119,310	72,260,638
iShares Russell 1000 ETF (x)	1,631	394,832
iShares Russell 1000 Value ETF	513,988	81,528,777
iShares S&P 500 Value ETF (x)	299,191	44,172,559
SPDR Portfolio S&P 500 Growth ETF (x)	6,900	434,493
SPDR Portfolio S&P 500 Value ETF (x)	703,400	27,812,436
Vanguard Growth ETF	1,790	513,390

See Notes to Financial Statements.

1050

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Vanguard Large-Cap ETF (x)	1,464	$293,898
Vanguard Russell 1000 Growth ETF (x)	5,600	390,992
Vanguard Russell 1000 Value	534,800	37,222,080
Vanguard Value ETF	521,901	71,740,511

Total Exchange Traded Funds (7.1%) (Cost $244,222,642)		337,953,011

SHORT-TERM INVESTMENTS:
Investment Companies (4.3%)
BlackRock Liquidity FedFund, Institutional Shares (xx)	500,000	500,000
JPMorgan Prime Money Market Fund, IM Shares	203,079,110	203,180,649

Total Investment Companies		203,680,649

	Principal Amount	Value (Note 1)
Repurchase Agreements (0.7%)
Citigroup Global Markets, Inc., 0.07%, dated 6/30/21, due 7/1/21, repurchase price $3,334,595, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-5.000%, maturing 4/30/22-2/15/42; total market value $3,401,280. (xx)	$3,334,589	3,334,589
Deutsche Bank AG, 0.17%, dated 6/30/21, due 7/1/21, repurchase price $300,001, collateralized by various Foreign Government Agency Securities, ranging from 0.125%-1.875%, maturing 2/12/22-2/15/23; total market value $306,011. (xx)	300,000	300,000
Deutsche Bank AG, 0.23%, dated 6/30/21, due 7/1/21, repurchase price $10,000,064, collateralized by various Common Stocks; total market value $11,112,278. (xx)	10,000,000	10,000,000
Deutsche Bank AG, 0.23%, dated 6/30/21, due 7/1/21, repurchase price $5,000,032, collateralized by various Common Stocks; total market value $5,556,139. (xx)	5,000,000	5,000,000
HSBC Bank plc, 0.10%, dated 6/30/21, due 7/1/21, repurchase price $10,000,028, collateralized by various U.S. Government Treasury Securities, ranging from 0.099%-6.125%, maturing 8/31/21-2/15/50; total market value $10,204,110. (xx)	10,000,000	10,000,000
HSBC Bank plc, 0.10%, dated 6/30/21, due 7/1/21, repurchase price $1,100,003, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-6.125%, maturing 7/15/21-2/15/50; total market value $1,122,452. (xx)	1,100,000	1,100,000
HSBC Bank plc, 0.10%, dated 6/30/21, due 7/1/21, repurchase price $1,300,004, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-6.125%, maturing 7/15/21-2/15/50; total market value $1,326,534. (xx)	1,300,000	1,300,000
NBC Global Finance Ltd., 0.28%, dated 6/30/21, due 7/7/21, repurchase price $2,000,109, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 2.125%-3.875%, maturing 12/31/23-4/15/29; total market value $2,222,615. (xx)	2,000,000	2,000,000

Total Repurchase Agreements		33,034,589

Total Short-Term Investments (5.0%) (Cost $236,668,526)		236,715,238

Total Investments in Securities (95.3%) (Cost $2,966,250,492)		4,530,360,744
Other Assets Less Liabilities (4.7%)		222,243,830

Net Assets (100%)		$4,752,604,574

*	Non-income producing.
‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.
#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $40,894,657.
(x)	All or a portion of security is on loan at June 30, 2021.
(xx)

At June 30, 2021, the Portfolio had loaned securities with a total value of $36,663,242. This was collateralized by $3,924,762 of various U.S. Government Treasury Securities, ranging from 0.000% - 8.000%, maturing 7/8/21 - 2/15/51 and by cash of $33,616,167, of which $33,534,589 was subsequently invested in an investment company and joint repurchase agreements as detailed in the Notes to the Financial Statements.

Glossary:

ADR	— American Depositary Receipt
USD	— United States Dollar

See Notes to Financial Statements.

1051

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PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

Investments in companies which were affiliates for the six months ended June 30, 2021, were as follows:

Security Description	Shares at June 30, 2021	Market Value December 31, 2020 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value June 30, 2021 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
COMMON STOCKS:
Financials
Diversified Financial Services
Equitable Holdings, Inc.	48,150	1,444,555	—	(259,085)	52,445	228,253	1,466,168	18,716	—
EXCHANGE TRADED FUNDS (ETF):
Equity
iShares Morningstar Value ETF (x)(a)	1,119,310	48,429,525	16,004,950	—	—	7,826,163	72,260,638	614,316	—

Total		49,874,080	16,004,950	(259,085)	52,445	8,054,416	73,726,806	633,032	—

(a)	Formerly known as iShares Morningstar Large-Cap Value ETF.

Futures contracts outstanding as of June 30, 2021 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 E-Mini Index	1,207	9/2021	USD	258,817,010	3,630,463
S&P Midcap 400 E-Mini Index	659	9/2021	USD	177,429,160	(2,184,409)

					1,446,054

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2021:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$304,854,131	$—	$—	$304,854,131
Consumer Discretionary	255,643,016	—	—	255,643,016
Consumer Staples	254,453,155	17,219,670	—	271,672,825
Energy	167,596,927	—	—	167,596,927
Financials	804,669,986	—	—	804,669,986
Health Care	659,870,922	2,058,338	—	661,929,260
Industrials	493,088,939	657,216	—	493,746,155
Information Technology	531,614,532	—	—	531,614,532
Materials	160,075,113	—	—	160,075,113
Real Estate	144,384,819	—	—	144,384,819
Utilities	159,505,731	—	—	159,505,731
Exchange Traded Funds	337,953,011	—	—	337,953,011
Futures	3,630,463	—	—	3,630,463

See Notes to Financial Statements.

1052

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PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Short-Term Investments
Investment Companies	$203,680,649	$—	$—	$203,680,649
Repurchase Agreements	—	33,034,589	—	33,034,589

Total Assets	$4,481,021,394	$52,969,813	$—	$4,533,991,207

Liabilities:
Futures	$(2,184,409)	$—	$—	$(2,184,409)

Total Liabilities	$(2,184,409)	$—	$—	$(2,184,409)

Total	$4,478,836,985	$52,969,813	$—	$4,531,806,798

Fair Values of Derivative Instruments as of June 30, 2021:

	Statement of Assets and Liabilities
Derivatives Contracts^	Asset Derivatives	Fair Value
Equity contracts	Receivables, Net assets – Unrealized appreciation	$3,630,463	*

Total		$3,630,463

	Liability Derivatives
Equity contracts	Payables, Net assets – Unrealized depreciation	$(2,184,409	)*

Total		$(2,184,409)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2021:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$64,447,551	$64,447,551

Total	$64,447,551	$64,447,551

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$(8,290,553)	$(8,290,553)

Total	$(8,290,553)	$(8,290,553)

^ This Portfolio held futures contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

The Portfolio held futures contracts with an average notional balance of approximately $385,759,000 during the six months ended June 30, 2021.

See Notes to Financial Statements.

1053

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EQ/LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

Investment security transactions for the six months ended June 30, 2021 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$921,272,925
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$1,242,781,024

As of June 30, 2021, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,536,727,524
Aggregate gross unrealized depreciation	(96,515,002)

Net unrealized appreciation	$1,440,212,522

Federal income tax cost of investments in securities and derivative instruments, if applicable	$3,091,594,276

See Notes to Financial Statements.

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STATEMENT OF ASSETS AND LIABILITIES June 30, 2021 (Unaudited)

ASSETS
Investments in Securities, at value (x)
Affiliated Issuers (Cost $56,443,251)	$73,726,806
Unaffiliated Issuers (Cost $2,876,772,652)	4,423,599,349
Repurchase Agreements (Cost $33,034,589)	33,034,589
Cash	258,830,125
Dividends, interest and other receivables	3,497,042
Receivable for securities sold	646,140
Due from broker for futures variation margin	569,656
Receivable for Portfolio shares sold	155,610
Securities lending income receivable	17,921
Other assets	45,529

Total assets	4,794,122,767

LIABILITIES
Payable for return of collateral on securities loaned	33,534,589
Payable for securities purchased	3,315,416
Investment management fees payable	1,774,654
Payable for Portfolio shares redeemed	1,480,203
Distribution fees payable – Class IB	617,623
Administrative fees payable	461,951
Distribution fees payable – Class IA	239,362
Trustees’ fees payable	28,769
Accrued expenses	65,626

Total liabilities	41,518,193

NET ASSETS	$4,752,604,574

Net assets were comprised of:
Paid in capital	$2,968,319,415
Total distributable earnings (loss)	1,784,285,159

Net assets	$4,752,604,574

Class IA
Net asset value, offering and redemption price per share, $1,161,198,666 / 55,375,819 shares outstanding (unlimited amount authorized: $0.01 par value)	$20.97

Class IB
Net asset value, offering and redemption price per share, $2,988,470,850 / 142,943,177 shares outstanding (unlimited amount authorized: $0.01 par value)	$20.91

Class K
Net asset value, offering and redemption price per share, $602,935,058 / 28,709,017 shares outstanding (unlimited amount authorized: $0.01 par value)	$21.00

(x)	Includes value of securities on loan of $36,663,242.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2021 (Unaudited)

INVESTMENT INCOME
Dividends ($633,032 of dividend income received from affiliates) (net of $148,610 foreign withholding tax)	$41,295,466
Interest	58,088
Securities lending (net)	129,025

Total income	41,482,579

EXPENSES
Investment management fees	10,409,651
Distribution fees – Class IB	3,622,602
Administrative fees	2,752,338
Distribution fees – Class IA	1,385,524
Printing and mailing expenses	140,784
Custodian fees	114,158
Professional fees	93,504
Trustees’ fees	65,273
Miscellaneous	44,983

Total expenses	18,628,817

NET INVESTMENT INCOME (LOSS)	22,853,762

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities ($52,445 realized gain (loss) from affiliates)	332,883,875
Futures contracts	64,447,551
Foreign currency transactions	2,878

Net realized gain (loss)	397,334,304

Change in unrealized appreciation (depreciation) on:
Investments in securities ($8,054,416 of change in unrealized appreciation (depreciation) from affiliates)	292,103,751
Futures contracts	(8,290,553)
Foreign currency translations	(8,331)

Net change in unrealized appreciation (depreciation)	283,804,867

NET REALIZED AND UNREALIZED GAIN (LOSS)	681,139,171

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$703,992,933

See Notes to Financial Statements.

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STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31, 2020
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$22,853,762	$62,829,141
Net realized gain (loss)	397,334,304	223,615,090
Net change in unrealized appreciation (depreciation)	283,804,867	(72,569,689)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	703,992,933	213,874,542

Distributions to shareholders:
Class IA	—	(69,586,063)
Class IB	—	(185,990,598)
Class K	—	(41,914,886)

Total distributions to shareholders	—	(297,491,547)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 361,428 and 868,306 shares, respectively ]	7,141,022	14,433,310
Capital shares issued in reinvestment of dividends and distributions [ 0 and 3,992,108 shares, respectively ]	—	69,586,063
Capital shares repurchased [ (2,304,043) and (5,149,664) shares, respectively ]	(45,496,214)	(86,014,892)

Total Class IA transactions	(38,355,192)	(1,995,519)

Class IB
Capital shares sold [ 703,422 and 1,575,425 shares, respectively ]	13,975,104	25,818,828
Capital shares issued in reinvestment of dividends and distributions [ 0 and 10,702,336 shares, respectively ]	—	185,990,598
Capital shares repurchased [ (10,353,375) and (16,889,208) shares, respectively ]	(204,957,043)	(283,743,323)

Total Class IB transactions	(190,981,939)	(71,933,897)

Class K
Capital shares sold [ 73,346 and 2,576,111 shares, respectively ]	1,422,502	38,263,468
Capital shares issued in reinvestment of dividends and distributions [ 0 and 2,403,186 shares, respectively ]	—	41,914,886
Capital shares repurchased [ (4,781,369) and (3,813,981) shares, respectively ]	(96,110,590)	(64,123,165)

Total Class K transactions	(94,688,088)	16,055,189

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(324,025,219)	(57,874,227)

TOTAL INCREASE (DECREASE) IN NET ASSETS	379,967,714	(141,491,232)
NET ASSETS:
Beginning of period	4,372,636,860	4,514,128,092

End of period	$4,752,604,574	$4,372,636,860

See Notes to Financial Statements.

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FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31,
Class IA			2020	2019	2018	2017	2016
Net asset value, beginning of period	$18.00		$18.30	$15.80	$19.01	$16.94	$14.93

Income (loss) from investment operations:
Net investment income (loss) (e)	0.09		0.26	0.32	0.31	0.26	0.24
Net realized and unrealized gain (loss)	2.88		0.72	3.67	(2.13)	2.09	2.04

Total from investment operations	2.97		0.98	3.99	(1.82)	2.35	2.28

Less distributions:
Dividends from net investment income	—		(0.27)	(0.36)	(0.48)	(0.28)	(0.26)
Distributions from net realized gains	—		(1.01)	(1.13)	(0.91)	—	—
Return of capital	—		—	—	—	—	(0.01)

Total dividends and distributions	—		(1.28)	(1.49)	(1.39)	(0.28)	(0.27)

Net asset value, end of period	$20.97		$18.00	$18.30	$15.80	$19.01	$16.94

Total return (b)	16.50%		5.68%	25.45%	(9.96)%	13.90%	15.28%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,161,199		$1,031,911	$1,054,423	$912,284	$1,107,955	$1,068,915
Ratio of expenses to average net assets:
After waivers (a)(f)	0.84%		0.85%	0.85%	0.84%	0.85%	0.85%
Before waivers (a)(f)	0.84%		0.85%	0.85%	0.84%	0.85%	0.86%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	0.96%		1.54%	1.81%	1.64%	1.44%	1.57%
Before waivers (a)(f)	0.96%		1.54%	1.81%	1.64%	1.44%	1.57%
Portfolio turnover rate^	22	%(z)	26%	20%	19%	18%	21%

	Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31,
Class IB			2020	2019	2018	2017	2016
Net asset value, beginning of period	$17.95		$18.25	$15.76	$18.96	$16.90	$14.89

Income (loss) from investment operations:
Net investment income (loss) (e)	0.09		0.26	0.32	0.31	0.26	0.24
Net realized and unrealized gain (loss)	2.87		0.72	3.66	(2.12)	2.08	2.04

Total from investment operations	2.96		0.98	3.98	(1.81)	2.34	2.28

Less distributions:
Dividends from net investment income	—		(0.27)	(0.36)	(0.48)	(0.28)	(0.26)
Distributions from net realized gains	—		(1.01)	(1.13)	(0.91)	—	—
Return of capital	—		—	—	—	—	(0.01)

Total dividends and distributions	—		(1.28)	(1.49)	(1.39)	(0.28)	(0.27)

Net asset value, end of period	$20.91		$17.95	$18.25	$15.76	$18.96	$16.90

Total return (b)	16.49%		5.70%	25.46%	(9.94)%	13.87%	15.32%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$2,988,471		$2,738,938	$2,869,388	$2,578,700	$3,242,869	$3,210,026
Ratio of expenses to average net assets:
After waivers (a)(f)	0.84%		0.85%	0.85%	0.84%	0.85%	0.85%
Before waivers (a)(f)	0.84%		0.85%	0.85%	0.84%	0.85%	0.86%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	0.96%		1.54%	1.81%	1.64%	1.44%	1.57%
Before waivers (a)(f)	0.96%		1.54%	1.81%	1.63%	1.44%	1.57%
Portfolio turnover rate^	22	%(z)	26%	20%	19%	18%	21%

See Notes to Financial Statements.

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FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31,
Class K			2020	2019	2018	2017	2016
Net asset value, beginning of period	$18.01		$18.30	$15.80	$19.01	$16.94	$14.93

Income (loss) from investment operations:
Net investment income (loss) (e)	0.12		0.30	0.37	0.36	0.30	0.28
Net realized and unrealized gain (loss)	2.87		0.73	3.67	(2.13)	2.10	2.04

Total from investment operations	2.99		1.03	4.04	(1.77)	2.40	2.32

Less distributions:
Dividends from net investment income	—		(0.31)	(0.41)	(0.53)	(0.33)	(0.30)
Distributions from net realized gains	—		(1.01)	(1.13)	(0.91)	—	—
Return of capital	—		—	—	—	—	(0.01)

Total dividends and distributions	—		(1.32)	(1.54)	(1.44)	(0.33)	(0.31)

Net asset value, end of period	$21.00		$18.01	$18.30	$15.80	$19.01	$16.94

Total return (b)	16.60%		5.98%	25.74%	(9.72)%	14.16%	15.58%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$602,935		$601,788	$590,317	$552,422	$680,418	$824,484
Ratio of expenses to average net assets:
After waivers (a)(f)	0.59%		0.60%	0.60%	0.59%	0.60%	0.60%
Before waivers (a)(f)	0.59%		0.60%	0.60%	0.59%	0.60%	0.61%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	1.20%		1.78%	2.05%	1.89%	1.68%	1.82%
Before waivers (a)(f)	1.20%		1.78%	2.05%	1.89%	1.68%	1.81%
Portfolio turnover rate^	22	%(z)	26%	20%	19%	18%	21%
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

1058

EQ/LAZARD EMERGING MARKETS EQUITY PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2021	Market Value	% of Net Assets
Financials	$126,317,679	28.0%
Information Technology	90,544,212	20.1
Energy	45,412,603	10.1
Materials	41,894,064	9.3
Consumer Staples	31,914,259	7.1
Consumer Discretionary	30,477,103	6.8
Communication Services	30,439,034	6.8
Industrials	20,540,656	4.6
Health Care	12,867,266	2.8
Utilities	6,237,859	1.4
Real Estate	4,589,405	1.0
Investment Company	2,630,071	0.6
Repurchase Agreements	728	0.0 #
Cash and Other	6,431,597	1.4

		100.0%

#	Less than 0.05%.

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2021 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/21	Ending Account Value 6/30/21	Expenses Paid During Period* 1/1/21 - 6/30/21
Class IB
Actual	$1,000.00	$1,106.00	$7.05
Hypothetical (5% average annual return before expenses)	1,000.00	1,018.10	6.75

* Expenses are equal to the Portfolio’s Class IB shares annualized expense ratio of 1.35%, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

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EQ/LAZARD EMERGING MARKETS EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Austria (0.8%)
Mondi plc	132,494	$3,484,133

Brazil (8.1%)
Banco do Brasil SA	1,504,900	9,718,402
BB Seguridade Participacoes SA	1,194,600	5,569,740
CCR SA	2,776,610	7,502,843
Engie Brasil Energia SA	432,700	3,405,018
Petrobras Distribuidora SA	1,010,300	5,411,233
Petroleo Brasileiro SA (ADR)	402,004	4,916,509

		36,523,745

China (17.1%)
AAC Technologies Holdings, Inc. (x)	516,894	3,867,901
A-Living Smart City Services Co. Ltd. (m)	1,004,250	4,999,068
Anhui Conch Cement Co. Ltd., Class H	1,104,874	5,862,835
China Construction Bank Corp., Class H	16,590,574	13,055,705
China Merchants Bank Co. Ltd., Class H	1,110,281	9,473,631
China Shenhua Energy Co. Ltd., Class H	3,574,054	7,006,054
China Vanke Co. Ltd., Class H	1,466,400	4,589,405
Hengan International Group Co. Ltd. (x)	1,073,473	7,189,392
Ping An Insurance Group Co. of China Ltd., Class H	652,000	6,386,229
Sinopharm Group Co. Ltd., Class H	2,816,631	8,379,915
Tingyi Cayman Islands Holding Corp.	1,694,000	3,381,760
Weichai Power Co. Ltd., Class H	1,339,906	2,978,604

		77,170,499

Egypt (1.0%)
Commercial International Bank Egypt SAE (Registered) (GDR) (m)*	1,346,337	4,422,717

Greece (0.7%)
OPAP SA	209,797	3,161,826

Hong Kong (1.0%)
ASM Pacific Technology Ltd.	318,612	4,316,936

Hungary (2.5%)
OTP Bank Nyrt.*	209,394	11,272,693

India (9.7%)
Axis Bank Ltd.*	123,766	1,245,985
Axis Bank Ltd. (GDR) (m)*	104,957	5,279,337
Bajaj Auto Ltd.*	55,013	3,059,538
Bharat Petroleum Corp. Ltd.	533,086	3,357,158
Coal India Ltd.	1,697,022	3,348,154
Hero MotoCorp Ltd.	66,699	2,604,608
Indus Towers Ltd.	1,217,297	3,908,354
Infosys Ltd. (ADR)	112,721	2,388,558
Oil & Natural Gas Corp. Ltd.	2,277,858	3,606,941
Power Grid Corp. of India Ltd.	906,046	2,832,841
Tata Consultancy Services Ltd.	74,860	3,369,606
UPL Ltd.	789,864	8,425,181

		43,426,261

Indonesia (3.7%)
Astra International Tbk. PT	9,255,496	3,153,252
Bank Mandiri Persero Tbk. PT	17,086,328	6,952,368
Telkom Indonesia Persero Tbk. PT (ADR) (x)	294,414	6,379,951

		16,485,571

Mexico (5.5%)
America Movil SAB de CV (ADR), Class L	626,872	9,403,080

Grupo Financiero Banorte SAB de CV, Class O	975,247	6,279,859
Grupo Mexico SAB de CV	1,233,202	5,812,765
Kimberly-Clark de Mexico SAB de CV, Class A	1,818,373	3,230,089

		24,725,793

Portugal (1.0%)
Galp Energia SGPS SA	424,777	4,609,673

Russia (10.7%)
Alrosa PJSC	3,188,590	5,859,593
Gazprom PJSC (ADR)	744,609	5,675,410
LUKOIL PJSC (ADR)	139,200	12,892,704
Magnit PJSC (GDR) (m)	57,095	828,163
Mobile TeleSystems PJSC (ADR)	825,537	7,644,472
Sberbank of Russia PJSC	2,808,416	11,740,235
X5 Retail Group NV (GDR) (m)	104,370	3,659,212

		48,299,789

South Africa (7.3%)
Anglo American plc	137,428	5,460,742
Bidvest Group Ltd. (The)	379,391	5,060,141
Life Healthcare Group Holdings Ltd.*	2,820,395	4,487,351
Nedbank Group Ltd.*	625,344	7,482,670
Sanlam Ltd.	824,525	3,543,494
Standard Bank Group Ltd.	423,577	3,785,200
Vodacom Group Ltd.	344,128	3,103,177

		32,922,775

South Korea (15.6%)
Coway Co. Ltd.	91,518	6,395,655
Hyundai Mobis Co. Ltd.	25,805	6,690,991
KB Financial Group, Inc.	171,952	8,520,110
KT&G Corp.	74,797	5,605,707
Samsung Electronics Co. Ltd.	256,208	18,359,886
Shinhan Financial Group Co. Ltd.	211,124	7,611,450
SK Hynix, Inc.	151,219	17,120,652

		70,304,451

Taiwan (9.1%)
ASE Technology Holding Co. Ltd.	1,782,000	7,163,176
Globalwafers Co. Ltd.	170,000	5,607,178
Hon Hai Precision Industry Co. Ltd.	1,880,000	7,557,111
Novatek Microelectronics Corp.	480,000	8,596,501
Quanta Computer, Inc.	1,051,000	3,300,583
Taiwan Semiconductor Manufacturing Co. Ltd.	200,429	4,280,135
Wiwynn Corp.	129,000	4,615,989

		41,120,673

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Thailand (2.4%)
Kasikornbank PCL	1,075,867	$3,977,854
Siam Cement PCL (The)	513,742	6,988,815

		10,966,669

United Kingdom (1.8%)
Unilever plc	137,012	8,019,936

Total Common Stocks (98.0%) (Cost $375,480,447)		441,234,140

SHORT-TERM INVESTMENTS:
Investment Company (0.6%)
JPMorgan Prime Money Market Fund, IM Shares	2,628,757	2,630,071

	Principal Amount	Value (Note 1)
Repurchase Agreements (0.0%)
Citigroup Global Markets, Inc., 0.07%, dated 6/30/21, due 7/1/21, repurchase price $612, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-5.000%, maturing 4/30/22-2/15/42; total market value $624. (xx)	$612	612
HSBC Bank plc, 0.10%, dated 6/30/21, due 7/1/21, repurchase price $55, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-6.125%, maturing 7/15/21-2/15/50; total market value $56. (xx)	55	55
HSBC Bank plc, 0.10%, dated 6/30/21, due 7/1/21, repurchase price $61, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-6.125%, maturing 7/15/21-2/15/50; total market value $62. (xx)	61	61

Total Repurchase Agreements		728

Total Short-Term Investments (0.6%) (Cost $2,630,799)		2,630,799

Total Investments in Securities (98.6%) (Cost $378,111,246)		443,864,939
Other Assets Less Liabilities (1.4%)		6,431,597

Net Assets (100%)		$450,296,536

*	Non-income producing.
(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At June 30, 2021, the market value of these securities amounted to $19,188,497 or 4.3% of net assets.

(x)	All or a portion of security is on loan at June 30, 2021.
(xx)

At June 30, 2021, the Portfolio had loaned securities with a total value of $6,920,959. This was collateralized by $7,181,502 of various U.S. Government Treasury Securities, ranging from 0.000% - 6.250%, maturing 7/15/21 - 5/15/50 and by cash of $728 which was subsequently invested in joint repurchase agreements as detailed in the Notes to the Financial Statements.

Glossary:

ADR	— American Depositary Receipt
GDR	— Global Depositary Receipt

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2021:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Austria	$—	$3,484,133	$—	$3,484,133
Brazil	36,523,745	—	—	36,523,745
China	—	77,170,499	—	77,170,499
Egypt	—	4,422,717	—	4,422,717
Greece	—	3,161,826	—	3,161,826
Hong Kong	—	4,316,936	—	4,316,936

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Hungary	$—	$11,272,693	$—	$11,272,693
India	2,388,558	41,037,703	—	43,426,261
Indonesia	6,379,951	10,105,620	—	16,485,571
Mexico	24,725,793	—	—	24,725,793
Portugal	—	4,609,673	—	4,609,673
Russia	7,644,472	40,655,317	—	48,299,789
South Africa	—	32,922,775	—	32,922,775
South Korea	—	70,304,451	—	70,304,451
Taiwan	—	41,120,673	—	41,120,673
Thailand	—	10,966,669	—	10,966,669
United Kingdom	—	8,019,936	—	8,019,936
Short-Term Investments
Investment Company	2,630,071	—	—	2,630,071
Repurchase Agreements	—	728	—	728

Total Assets	$80,292,590	$363,572,349	$—	$443,864,939

Total Liabilities	$—	$—	$—	$—

Total	$80,292,590	$363,572,349	$—	$443,864,939

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Forward Foreign Currency Contracts	Total
Foreign exchange contracts	$192	$192

Total	$192	$192

^ This Portfolio held forward foreign currency contracts for hedging.

The Portfolio held forward foreign currency contracts with an average settlement value of approximately $71,000 for one month during the six months ended June 30, 2021.

Investment security transactions for the six months ended June 30, 2021 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$80,654,164
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$78,325,073

As of June 30, 2021, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$81,029,892
Aggregate gross unrealized depreciation	(17,214,620)

Net unrealized appreciation	$63,815,272

Federal income tax cost of investments in securities and derivative instruments, if applicable	$380,049,667

See Notes to Financial Statements.

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STATEMENT OF ASSETS AND LIABILITIES

June 30, 2021 (Unaudited)

ASSETS
Investments in Securities, at value (x)
Unaffiliated Issuers (Cost $378,110,518)	$443,864,211
Repurchase Agreements (Cost $728)	728
Cash	10,901,150
Dividends, interest and other receivables	2,041,561
Receivable for Portfolio shares sold	97,221
Receivable for securities sold	83,957
Securities lending income receivable	7,572
Other assets	4,911

Total assets	457,001,311

LIABILITIES
Payable for securities purchased	4,829,522
Accrued India taxes	1,133,637
Investment management fees payable	331,089
Payable for Portfolio shares redeemed	135,636
Distribution fees payable – Class IB	94,141
Administrative fees payable	34,592
Payable for return of collateral on securities loaned	728
Foreign currency overdraft payable	7
Accrued expenses	145,423

Total liabilities	6,704,775

NET ASSETS	$450,296,536

Net assets were comprised of:
Paid in capital	$372,880,217
Total distributable earnings (loss)	77,416,319

Net assets	$450,296,536

Class IB
Net asset value, offering and redemption price per share, $450,296,536 / 19,178,206 shares outstanding (unlimited amount authorized: $0.01 par value)	$23.48

(x)	Includes value of securities on loan of $6,920,959.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2021 (Unaudited)

INVESTMENT INCOME
Dividends (net of $938,738 foreign withholding tax)	$7,108,798
Interest	2,147
Securities lending (net)	16,011

Total income	7,126,956

EXPENSES
Investment management fees	2,149,840
Distribution fees – Class IB	537,458
Administrative fees	198,824
Custodian fees	194,133
Professional fees	36,506
Printing and mailing expenses	21,685
Trustees’ fees	5,325
Miscellaneous	6,508

Gross expenses	3,150,279
Less: Waiver from investment manager	(246,595)

Net expenses	2,903,684

NET INVESTMENT INCOME (LOSS)	4,223,272

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities (net of India tax of $504,626 on realized gain on investments)	15,509,557
Foreign currency transactions	(80,113)

Net realized gain (loss)	15,429,444

Change in unrealized appreciation (depreciation) on:
Investments in securities (net of India tax of $441,498 on unrealized appreciation on investments)	23,477,237
Forward foreign currency contracts	192
Foreign currency translations	13,134

Net change in unrealized appreciation (depreciation)	23,490,563

NET REALIZED AND UNREALIZED GAIN (LOSS)	38,920,007

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$43,143,279

See Notes to Financial Statements.

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STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31, 2020
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$4,223,272	$8,011,080
Net realized gain (loss)	15,429,444	(6,818,360)
Net change in unrealized appreciation (depreciation)	23,490,563	(6,708,647)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	43,143,279	(5,515,927)

Distributions to shareholders:
Class IB	—	(7,715,843)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 935,195 and 2,578,955 shares, respectively ]	21,167,041	46,357,036
Capital shares issued in reinvestment of dividends and distributions [ 0 and 383,430 shares, respectively ]	—	7,715,843
Capital shares repurchased [ (1,156,022) and (2,672,944) shares, respectively ]	(25,905,154)	(49,273,305)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(4,738,113)	4,799,574

TOTAL INCREASE (DECREASE) IN NET ASSETS	38,405,166	(8,432,196)
NET ASSETS:
Beginning of period	411,891,370	420,323,566

End of period	$450,296,536	$411,891,370

See Notes to Financial Statements.

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FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31,				October 22, 2018* to December 31, 2018
Class IB			2020		2019
Net asset value, beginning of period	$21.23		$22.00		$19.20		$19.44

Income (loss) from investment operations:
Net investment income (loss) (e)	0.22		0.42		0.46		0.02	##
Net realized and unrealized gain (loss)	2.03		(0.78)		3.13		(0.23)

Total from investment operations	2.25		(0.36)		3.59		(0.21)

Less distributions:
Dividends from net investment income	—		(0.34)		(0.55)		(0.03)
Distributions from net realized gains	—		(0.07)		(0.24)		—

Total dividends and distributions	—		(0.41)		(0.79)		(0.03)

Net asset value, end of period	$23.48		$21.23		$22.00		$19.20

Total return (b)	10.60%		(1.56)%		18.79%		(1.06)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$450,297		$411,891		$420,324		$350,341
Ratio of expenses to average net assets:
After waivers (a)(f)	1.35	%(j)	1.37	%(m)	1.38	%(n)	1.37	%(n)
Before waivers (a)(f)	1.46%		1.48%		1.50%		1.44%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	1.96%		2.28%		2.21%		0.59	%(aa)(l)
Before waivers (a)(f)	1.85%		2.17%		2.08%		0.52	%(aa)(l)
Portfolio turnover rate^	19	%(z)	36%		22%		0	%(z)
*	Commencement of Operations.
##	Includes income resulting from a special dividend. Without this dividend, the per share income amounts would be $0.01 for Class IB.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized. Certain non-recurring expenses incurred by the Portfolio are not annualized for periods less than one year.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.35% for Class IB.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(m)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.37% for Class IB.
(n)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.38% for Class IB.
(z)	Portfolio turnover rate for periods less than one year is not annualized.
(aa)	Includes income resulting from a special dividend. Without this dividend, the ratios for each class would have been 0.08% lower.

See Notes to Financial Statements.

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Sector Weightings as of June 30, 2021	% of Net Assets
Information Technology	30.3%
Health Care	18.2
Consumer Discretionary	17.5
Communication Services	14.2
Industrials	8.4
Consumer Staples	5.0
Financials	4.3
Energy	1.6
Cash and Other	0.5

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IA and Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2021 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/21	Ending Account Value 6/30/21	Expenses Paid During Period* 1/1/21 - 6/30/21
Class IA
Actual	$1,000.00	$1,134.40	$5.56
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.59	5.26
Class IB
Actual	1,000.00	1,134.40	5.56
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.59	5.26
Class K
Actual	1,000.00	1,135.80	4.24
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.83	4.01

* Expenses are equal to the Portfolio’s Class IA, Class IB and Class K shares annualized expense ratio of 1.05%, 1.05% and 0.80%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

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PORTFOLIO OF INVESTMENTS

June 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (14.2%)
Entertainment (3.3%)
Walt Disney Co. (The)*	159,013	$27,949,715

Interactive Media & Services (10.9%)
Alphabet, Inc., Class A*	9,031	22,051,806
Alphabet, Inc., Class C*	9,039	22,654,626
Facebook, Inc., Class A*	136,983	47,630,359

		92,336,791

Total Communication Services		120,286,506

Consumer Discretionary (17.5%)
Hotels, Restaurants & Leisure (5.0%)
Starbucks Corp.	190,274	21,274,536
Yum China Holdings, Inc.	202,558	13,419,467
Yum! Brands, Inc.	68,025	7,824,916

		42,518,919

Internet & Direct Marketing Retail (10.7%)
Alibaba Group Holding Ltd. (ADR)*	143,111	32,454,713
Amazon.com, Inc.*	16,831	57,901,333

		90,356,046

Textiles, Apparel & Luxury Goods (1.8%)
Under Armour, Inc., Class A*	733,074	15,504,515

Total Consumer Discretionary		148,379,480

Consumer Staples (5.0%)
Beverages (4.0%)
Monster Beverage Corp.*	375,676	34,318,002

Household Products (1.0%)
Colgate-Palmolive Co.	98,311	7,997,600

Total Consumer Staples		42,315,602

Energy (1.6%)
Energy Equipment & Services (1.6%)
Schlumberger NV	419,493	13,427,971

Total Energy		13,427,971

Financials (4.3%)
Capital Markets (4.3%)
FactSet Research Systems, Inc.	31,446	10,553,592
MSCI, Inc.	26,641	14,201,784
SEI Investments Co.	195,316	12,103,733

Total Financials		36,859,109

Health Care (18.2%)
Biotechnology (8.0%)
Alnylam Pharmaceuticals, Inc.*	116,050	19,672,796
BioMarin Pharmaceutical, Inc.*	93,560	7,806,647
CRISPR Therapeutics AG*	103,861	16,814,057
Regeneron Pharmaceuticals, Inc.*	41,756	23,322,396

		67,615,896

Health Care Equipment & Supplies (1.0%)
Intuitive Surgical, Inc.*	9,464	8,703,473

Health Care Technology (0.9%)
Cerner Corp.	103,684	8,103,941

Life Sciences Tools & Services (2.6%)
Illumina, Inc.*	46,795	22,143,862

Pharmaceuticals (5.7%)
Novartis AG (ADR)	243,657	22,231,265
Novo Nordisk A/S (ADR)	80,140	6,713,328
Roche Holding AG (ADR)	414,999	19,500,803

		48,445,396

Total Health Care		155,012,568

Industrials (8.4%)
Aerospace & Defense (4.1%)
Boeing Co. (The)*	145,735	34,912,277

Air Freight & Logistics (2.1%)
Expeditors International of Washington, Inc.	141,154	17,870,096

Machinery (2.2%)
Deere & Co.	53,058	18,714,087

Total Industrials		71,496,460

Information Technology (30.3%)
Communications Equipment (1.4%)
Cisco Systems, Inc.	236,080	12,512,240

IT Services (4.5%)
Automatic Data Processing, Inc.	28,535	5,667,622
Visa, Inc., Class A	138,584	32,403,711

		38,071,333

Semiconductors & Semiconductor Equipment (8.6%)
NVIDIA Corp.	69,430	55,550,943
QUALCOMM, Inc.	121,567	17,375,571

		72,926,514

Software (15.8%)
Autodesk, Inc.*	125,366	36,594,335
Microsoft Corp.	84,255	22,824,679
Oracle Corp.	419,902	32,685,172
salesforce.com, Inc.*	88,678	21,661,375
Workday, Inc., Class A*	84,917	20,273,085

		134,038,646

Total Information Technology		257,548,733

Total Investments in Securities (99.5%) (Cost $372,513,648)		845,326,429
Other Assets Less Liabilities (0.5%)		4,462,884

Net Assets (100%)		$849,789,313

*	Non-income producing.

Glossary:

ADR	— American Depositary Receipt

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2021:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$120,286,506	$—	$—	$120,286,506
Consumer Discretionary	148,379,480	—	—	148,379,480
Consumer Staples	42,315,602	—	—	42,315,602
Energy	13,427,971	—	—	13,427,971
Financials	36,859,109	—	—	36,859,109
Health Care	155,012,568	—	—	155,012,568
Industrials	71,496,460	—	—	71,496,460
Information Technology	257,548,733	—	—	257,548,733

Total Assets	$845,326,429	$—	$—	$845,326,429

Total Liabilities	$—	$—	$—	$—

Total	$845,326,429	$—	$—	$845,326,429

The Portfolio held no derivatives contracts during the six months ended June 30, 2021.

Investment security transactions for the six months ended June 30, 2021 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$32,712,128
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$72,777,094

As of June 30, 2021, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$483,114,946
Aggregate gross unrealized depreciation	(10,697,196)

Net unrealized appreciation	$472,417,750

Federal income tax cost of investments in securities and derivative instruments, if applicable	$372,908,679

See Notes to Financial Statements.

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STATEMENT OF ASSETS AND LIABILITIES

June 30, 2021 (Unaudited)

ASSETS
Investments in Securities, at value (Cost $372,513,648)	$845,326,429
Cash	5,242,565
Dividends, interest and other receivables	161,568
Receivable for Portfolio shares sold	80,942
Other assets	7,618

Total assets	850,819,122

LIABILITIES
Investment management fees payable	469,554
Payable for Portfolio shares redeemed	334,362
Distribution fees payable – Class IB	85,807
Administrative fees payable	63,035
Distribution fees payable – Class IA	20,473
Accrued expenses	56,578

Total liabilities	1,029,809

NET ASSETS	$849,789,313

Net assets were comprised of:
Paid in capital	$311,958,192
Total distributable earnings (loss)	537,831,121

Net assets	$849,789,313

Class IA
Net asset value, offering and redemption price per share, $101,284,300 / 8,049,089 shares outstanding (unlimited amount authorized: $0.01 par value)	$12.58

Class IB
Net asset value, offering and redemption price per share, $425,275,119 / 33,586,748 shares outstanding (unlimited amount authorized: $0.01 par value)	$12.66

Class K
Net asset value, offering and redemption price per share, $323,229,894 / 25,583,259 shares outstanding (unlimited amount authorized: $0.01 par value)	$12.63

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2021 (Unaudited)

INVESTMENT INCOME
Dividends (net of $482,786 foreign withholding tax)	$2,741,955
Interest	1,424
Securities lending (net)	285

Total income	2,743,664

EXPENSES
Investment management fees	2,970,280
Distribution fees – Class IB	494,241
Administrative fees	367,865
Distribution fees – Class IA	119,537
Professional fees	37,004
Printing and mailing expenses	32,070
Custodian fees	20,143
Trustees’ fees	10,149
Miscellaneous	7,472

Gross expenses	4,058,761
Less: Waiver from investment manager	(260,194)

Net expenses	3,798,567

NET INVESTMENT INCOME (LOSS)	(1,054,903)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities	34,829,902
Net change in unrealized appreciation (depreciation) on investments in securities	68,619,975

NET REALIZED AND UNREALIZED GAIN (LOSS)	103,449,877

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$102,394,974

See Notes to Financial Statements.

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STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31, 2020
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(1,054,903)	$(1,615,999)
Net realized gain (loss)	34,829,902	90,468,533
Net change in unrealized appreciation (depreciation)	68,619,975	108,059,458

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	102,394,974	196,911,992

Distributions to shareholders:
Class IA	—	(7,985,014)
Class IB	—	(32,034,291)
Class K	—	(25,607,676)

Total distributions to shareholders	—	(65,626,981)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 323,649 and 734,840 shares, respectively ]	3,771,736	7,126,224
Capital shares issued in reinvestment of dividends and distributions [ 0 and 734,294 shares, respectively ]	—	7,985,014
Capital shares repurchased [ (886,054) and (1,658,542) shares, respectively ]	(10,244,916)	(16,428,871)

Total Class IA transactions	(6,473,180)	(1,317,633)

Class IB
Capital shares sold [ 1,254,212 and 3,631,949 shares, respectively ]	14,685,169	36,289,040
Capital shares issued in reinvestment of dividends and distributions [ 0 and 2,927,714 shares, respectively ]	—	32,034,291
Capital shares repurchased [ (2,218,496) and (6,586,851) shares, respectively ]	(25,974,751)	(65,844,487)

Total Class IB transactions	(11,289,582)	2,478,844

Class K
Capital shares sold [ 48,329 and 3,385,268 shares, respectively ]	565,649	30,429,343
Capital shares issued in reinvestment of dividends and distributions [ 0 and 2,348,702 shares, respectively ]	—	25,607,676
Capital shares repurchased [ (2,094,093) and (6,386,113) shares, respectively ]	(23,953,125)	(64,980,051)

Total Class K transactions	(23,387,476)	(8,943,032)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(41,150,238)	(7,781,821)

TOTAL INCREASE (DECREASE) IN NET ASSETS	61,244,736	123,503,190
NET ASSETS:
Beginning of period	788,544,577	665,041,387

End of period	$849,789,313	$788,544,577

See Notes to Financial Statements.

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FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31,
Class IA			2020	2019	2018	2017	2016
Net asset value, beginning of period	$11.09		$9.25	$7.45	$8.54	$6.52	$6.25

Income (loss) from investment operations:
Net investment income (loss) (e)	(0.02)		(0.03)	— #	0.01	— #	0.02
Net realized and unrealized gain (loss)	1.51		2.86	2.32	(0.21)	2.25	0.41

Total from investment operations	1.49		2.83	2.32	(0.20)	2.25	0.43

Less distributions:
Dividends from net investment income	—		—	— #	(0.01)	(0.01)	(0.02)
Distributions from net realized gains	—		(0.99)	(0.52)	(0.88)	(0.22)	(0.14)

Total dividends and distributions	—		(0.99)	(0.52)	(0.89)	(0.23)	(0.16)

Net asset value, end of period	$12.58		$11.09	$9.25	$7.45	$8.54	$6.52

Total return (b)	13.44%		30.95%	31.33%	(3.03)%	34.50%	6.88%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$101,284		$95,527	$81,449	$65,569	$65,170	$42,741
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	1.05%		1.05%	1.05%	1.05%	1.05%	1.08%
Before waivers and reimbursements (a)(f)	1.12%		1.13%	1.13%	1.13%	1.13%	1.13%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	(0.36)%		(0.33)%	— %‡‡	0.11%	0.04%	0.29%
Before waivers and reimbursements (a)(f)	(0.43)%		(0.40)%	(0.07)%	0.04%	(0.04)%	0.24%
Portfolio turnover rate^	4	%(z)	20%	7%	9%	6%	11%

	Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31,
Class IB			2020	2019	2018	2017	2016
Net asset value, beginning of period	$11.16		$9.31	$7.49	$8.58	$6.55	$6.28

Income (loss) from investment operations:
Net investment income (loss) (e)	(0.02)		(0.03)	— #	0.01	— #	0.02
Net realized and unrealized gain (loss)	1.52		2.87	2.34	(0.21)	2.26	0.41

Total from investment operations	1.50		2.84	2.34	(0.20)	2.26	0.43

Less distributions:
Dividends from net investment income	—		—	— #	(0.01)	(0.01)	(0.02)
Distributions from net realized gains	—		(0.99)	(0.52)	(0.88)	(0.22)	(0.14)

Total dividends and distributions	—		(0.99)	(0.52)	(0.89)	(0.23)	(0.16)

Net asset value, end of period	$12.66		$11.16	$9.31	$7.49	$8.58	$6.55

Total return (b)	13.44%		30.86%	31.44%	(3.01)%	34.50%	6.85%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$425,275		$385,668	$321,838	$258,438	$275,133	$200,399
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	1.05%		1.05%	1.05%	1.05%	1.05%	1.08%
Before waivers and reimbursements (a)(f)	1.12%		1.13%	1.13%	1.13%	1.13%	1.13%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	(0.36)%		(0.33)%	— %‡‡	0.12%	0.04%	0.30%
Before waivers and reimbursements (a)(f)	(0.43)%		(0.41)%	(0.07)%	0.04%	(0.03)%	0.25%
Portfolio turnover rate^	4	%(z)	20%	7%	9%	6%	11%

See Notes to Financial Statements.

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FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31,
Class K			2020	2019	2018	2017	2016
Net asset value, beginning of period	$11.12		$9.26	$7.45	$8.54	$6.51	$6.25

Income (loss) from investment operations:
Net investment income (loss) (e)	(0.01)		(0.01)	0.02	0.03	0.02	0.04
Net realized and unrealized gain (loss)	1.52		2.86	2.33	(0.21)	2.26	0.40

Total from investment operations	1.51		2.85	2.35	(0.18)	2.28	0.44

Less distributions:
Dividends from net investment income	—		—	(0.02)	(0.03)	(0.03)	(0.04)
Distributions from net realized gains	—		(0.99)	(0.52)	(0.88)	(0.22)	(0.14)

Total dividends and distributions	—		(0.99)	(0.54)	(0.91)	(0.25)	(0.18)

Net asset value, end of period	$12.63		$11.12	$9.26	$7.45	$8.54	$6.51

Total return (b)	13.58%		31.13%	31.78%	(2.77)%	35.01%	6.99%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$323,230		$307,350	$261,754	$254,494	$338,898	$292,053
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.80%		0.80%	0.80%	0.80%	0.80%	0.83%
Before waivers and reimbursements (a)(f)	0.87%		0.88%	0.88%	0.88%	0.88%	0.88%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	(0.11)%		(0.08)%	0.26%	0.37%	0.30%	0.56%
Before waivers and reimbursements (a)(f)	(0.18)%		(0.16)%	0.18%	0.29%	0.22%	0.51%
Portfolio turnover rate^	4	%(z)	20%	7%	9%	6%	11%
‡‡	Amount is less than 0.005%.
#	Per share amount is less than $0.005.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

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EQ/MFS INTERNATIONAL GROWTH PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2021	Market Value	% of Net Assets
Consumer Staples	$210,852,276	16.3%
Industrials	201,693,161	15.6
Consumer Discretionary	185,642,709	14.4
Information Technology	173,665,527	13.5
Health Care	159,418,590	12.4
Materials	134,350,436	10.4
Financials	130,315,268	10.1
Communication Services	49,987,799	3.9
Energy	17,860,059	1.4
Utilities	7,718,352	0.6
Cash and Other	18,197,712	1.4

		100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IA and Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2021 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/21	Ending Account Value 6/30/21	Expenses Paid During Period* 1/1/21 - 6/30/21
Class IA
Actual	$1,000.00	$1,076.40	$5.66
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.34	5.51
Class IB
Actual	1,000.00	1,076.20	5.66
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.34	5.51
Class K
Actual	1,000.00	1,078.70	4.38
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.58	4.26

* Expenses are equal to the Portfolio’s Class IA, Class IB and Class K shares annualized expense ratio of 1.10%, 1.10% and 0.85%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

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PORTFOLIO OF INVESTMENTS

June 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)

COMMON STOCKS:
Australia (0.5%)
Oil Search Ltd.	1,791,737	$5,119,547
WiseTech Global Ltd.	70,526	1,688,809

		6,808,356

Brazil (0.3%)
Hypera SA*	493,078	3,405,290

Canada (6.9%)
Agnico Eagle Mines Ltd.	236,776	14,318,110
Canadian National Railway Co.	263,079	27,760,096
Element Fleet Management Corp.	1,124,738	13,120,129
Franco-Nevada Corp.	88,717	12,874,557
Ritchie Bros Auctioneers, Inc.	346,018	20,513,765

		88,586,657

China (6.4%)
Alibaba Group Holding Ltd.*	1,019,900	28,898,677
China Resources Gas Group Ltd.	1,286,000	7,718,352
Kingsoft Corp. Ltd.	1,014,000	6,079,325
Prosus NV*	78,898	7,715,341
Tencent Holdings Ltd.	297,600	22,384,297
Yum China Holdings, Inc. (Hong Kong stock exchange)	51,800	3,379,146
Yum China Holdings, Inc.(New York stock exchange)	100,540	6,660,775

		82,835,913

Denmark (1.4%)
Novo Nordisk A/S, Class B	219,845	18,418,427

France (13.3%)
Air Liquide SA	126,030	22,066,321
Capgemini SE	55,235	10,610,174
Dassault Systemes SE	29,928	7,257,117
EssilorLuxottica SA	165,420	30,528,283
Kering SA	18,321	16,010,681
L’Oreal SA	42,575	18,971,626
LVMH Moet Hennessy Louis Vuitton SE	52,763	41,373,393
Pernod Ricard SA	111,443	24,737,270

		171,554,865

Germany (7.4%)
Bayer AG (Registered)	230,021	13,967,395
Deutsche Boerse AG	39,519	6,897,741
GEA Group AG	301,886	12,227,959
Just Eat Takeaway.com NV (m)*	63,808	5,891,670
SAP SE	300,770	42,382,863
Symrise AG	99,005	13,793,934

		95,161,562

Hong Kong (3.2%)
AIA Group Ltd.	3,313,169	41,178,317

India (5.7%)
HDFC Bank Ltd.	1,355,161	27,309,238
Infosys Ltd. (ADR)	557,005	11,802,936
ITC Ltd.	2,530,480	6,900,690
Mahindra & Mahindra Ltd.	581,555	6,084,694
Reliance Industries Ltd.	448,678	12,740,512

UPL Ltd.	868,997	9,269,262

		74,107,332

Ireland (1.3%)
Flutter Entertainment plc*	90,833	16,516,599

Israel (0.4%)
Nice Ltd. (ADR)*	20,372	5,041,255

Italy (1.1%)
Prysmian SpA	381,464	13,673,662

Japan (7.5%)
AEON Financial Service Co. Ltd.	411,400	4,847,406
Hitachi Ltd.	725,700	41,551,625
Kao Corp.	151,800	9,339,331
Koito Manufacturing Co. Ltd.	138,500	8,614,564
Kose Corp.	43,400	6,828,678
Sugi Holdings Co. Ltd.	92,700	6,758,810
Terumo Corp.	312,700	12,671,816
Z Holdings Corp.	1,251,700	6,273,429

		96,885,659

Mexico (1.1%)
Grupo Financiero Banorte SAB de CV, Class O	1,551,200	9,988,564
Wal-Mart de Mexico SAB de CV	1,211,444	3,956,914

		13,945,478

Netherlands (1.4%)
Akzo Nobel NV	143,692	17,753,887

Peru (0.3%)
Credicorp Ltd.*	35,598	4,311,274

Singapore (1.3%)
DBS Group Holdings Ltd.	732,100	16,229,569

South Korea (1.9%)
Hugel, Inc.*	12,049	2,563,549
NAVER Corp.	57,535	21,330,073

		23,893,622

Spain (0.7%)
Amadeus IT Group SA*	126,773	8,917,047

Sweden (1.8%)
Assa Abloy AB, Class B	463,877	13,973,603
Swedish Match AB	1,130,839	9,643,335

		23,616,938

Switzerland (12.6%)
Alcon, Inc.	48,312	3,382,493
Nestle SA (Registered)	466,103	58,043,110
Novartis AG (Registered)	378,942	34,533,790
Roche Holding AG	145,650	54,867,665
Sika AG (Registered)	37,241	12,175,523

		163,002,581

Taiwan (6.2%)
Delta Electronics, Inc.	1,788,000	19,444,199
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	503,011	60,441,802

		79,886,001

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)

United Kingdom (11.3%)
Burberry Group plc*	403,093	$11,519,986
Diageo plc	703,564	33,683,839
Experian plc	462,157	17,810,948
Linde plc	111,241	32,098,842
London Stock Exchange Group plc	58,350	6,433,030
Ocado Group plc*	88,384	2,448,900
Reckitt Benckiser Group plc	361,496	31,988,673
Rolls-Royce Holdings plc*	7,351,478	10,059,471

		146,043,689

United States (4.6%)
Ingersoll Rand, Inc.*	203,256	9,920,925
QIAGEN NV*	322,942	15,608,165
Schneider Electric SE	217,391	34,201,107

		59,730,197

Total Investments in Securities (98.6%) (Cost $705,262,880)		1,271,504,177
Other Assets Less Liabilities (1.4%)		18,197,712

Net Assets (100%)		$1,289,701,889

*	Non-income producing.
(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At June 30, 2021, the market value of these securities amounted to $5,891,670 or 0.5% of net assets.

Glossary:

ADR	—	American Depositary Receipt

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2021:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Australia	$—	$6,808,356	$—	$6,808,356
Brazil	3,405,290	—	—	3,405,290
Canada	88,586,657	—	—	88,586,657
China	6,660,775	76,175,138	—	82,835,913
Denmark	—	18,418,427	—	18,418,427
France	—	171,554,865	—	171,554,865
Germany	—	95,161,562	—	95,161,562
Hong Kong	—	41,178,317	—	41,178,317
India	11,802,936	62,304,396	—	74,107,332
Ireland	—	16,516,599	—	16,516,599
Israel	5,041,255	—	—	5,041,255
Italy	—	13,673,662	—	13,673,662
Japan	—	96,885,659	—	96,885,659
Mexico	13,945,478	—	—	13,945,478
Netherlands	—	17,753,887	—	17,753,887
Peru	4,311,274	—	—	4,311,274
Singapore	—	16,229,569	—	16,229,569
South Korea	—	23,893,622	—	23,893,622
Spain	—	8,917,047	—	8,917,047
Sweden	—	23,616,938	—	23,616,938
Switzerland	—	163,002,581	—	163,002,581
Taiwan	60,441,802	19,444,199	—	79,886,001
United Kingdom	—	146,043,689	—	146,043,689
United States	9,920,925	49,809,272	—	59,730,197

Total Assets	$204,116,392	$1,067,387,785	$—	$1,271,504,177

Total Liabilities	$—	$—	$—	$—

Total	$204,116,392	$1,067,387,785	$—	$1,271,504,177

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

The Portfolio held no derivatives contracts during the six months ended June 30, 2021.

Investment security transactions for the six months ended June 30, 2021 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$144,353,021
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$189,793,740

As of June 30, 2021, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$603,175,364
Aggregate gross unrealized depreciation	(40,282,190)

Net unrealized appreciation	$562,893,174

Federal income tax cost of investments in securities and derivative instruments, if applicable	$708,611,003

See Notes to Financial Statements.

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STATEMENT OF ASSETS AND LIABILITIES

June 30, 2021 (Unaudited)

ASSETS
Investments in Securities, at value (Cost $705,262,880)	$1,271,504,177
Cash	17,911,334
Foreign cash (Cost $102,765)	101,898
Dividends, interest and other receivables	4,596,744
Receivable for securities sold	1,414,203
Receivable for Portfolio shares sold	285,484
Other assets	11,764

Total assets	1,295,825,604

LIABILITIES
Payable for securities purchased	2,827,850
Accrued India taxes	1,803,569
Investment management fees payable	756,250
Payable for Portfolio shares redeemed	448,867
Administrative fees payable	98,250
Distribution fees payable – Class IB	91,112
Distribution fees payable – Class IA	10,152
Accrued expenses	87,665

Total liabilities	6,123,715

NET ASSETS	$1,289,701,889

Net assets were comprised of:
Paid in capital	$593,017,129
Total distributable earnings (loss)	696,684,760

Net assets	$1,289,701,889

Class IA
Net asset value, offering and redemption price per share, $48,783,424 / 5,244,516 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.30

Class IB
Net asset value, offering and redemption price per share, $440,615,186 / 47,255,492 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.32

Class K
Net asset value, offering and redemption price per share, $800,303,279 / 85,868,154 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.32

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2021 (Unaudited)

INVESTMENT INCOME
Dividends (net of $1,854,580 foreign withholding tax)	$12,716,433
Interest	2,307

Total income	12,718,740

EXPENSES
Investment management fees	5,167,295
Administrative fees	575,890
Distribution fees – Class IB	519,562
Custodian fees	150,426
Professional fees	60,691
Distribution fees – Class IA	58,940
Printing and mailing expenses	44,927
Trustees’ fees	15,930
Miscellaneous	13,893

Gross expenses	6,607,554
Less: Waiver from investment manager	(733,688)

Net expenses	5,873,866

NET INVESTMENT INCOME (LOSS)	6,844,874

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities (net of India tax of $34,169 on realized gain on investments)	88,252,820
Foreign currency transactions	(176,618)

Net realized gain (loss)	88,076,202

Change in unrealized appreciation (depreciation) on:
Investments in securities (net of India tax of $862,232 on unrealized appreciation on investments)	(651,576)
Foreign currency translations	(77,325)

Net change in unrealized appreciation (depreciation)	(728,901)

NET REALIZED AND UNREALIZED GAIN (LOSS)	87,347,301

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$94,192,175

See Notes to Financial Statements.

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STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31, 2020
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$6,844,874	$7,345,603
Net realized gain (loss)	88,076,202	120,040,133
Net change in unrealized appreciation (depreciation)	(728,901)	55,204,642

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	94,192,175	182,590,378

Distributions to shareholders:
Class IA	—	(4,016,872)
Class IB	—	(34,479,737)
Class K	—	(73,450,302)

Total distributions to shareholders	—	(111,946,911)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 292,293 and 488,508 shares, respectively ]	2,595,889	3,890,192
Capital shares issued in reinvestment of dividends and distributions [ 0 and 476,705 shares, respectively ]	—	4,016,872
Capital shares repurchased [ (333,383) and (812,221) shares, respectively ]	(2,996,528)	(6,427,936)

Total Class IA transactions	(400,639)	1,479,128

Class IB
Capital shares sold [ 3,069,337 and 5,132,965 shares, respectively ]	27,425,968	40,711,025
Capital shares issued in reinvestment of dividends and distributions [ 0 and 4,082,179 shares, respectively ]	—	34,479,737
Capital shares repurchased [ (1,556,510) and (5,516,923) shares, respectively ]	(14,005,721)	(44,084,279)

Total Class IB transactions	13,420,247	31,106,483

Class K
Capital shares sold [ 564,668 and 11,728,360 shares, respectively ]	5,093,163	83,321,118
Capital shares issued in reinvestment of dividends and distributions [ 0 and 8,708,525 shares, respectively ]	—	73,450,302
Capital shares repurchased [ (7,415,654) and (32,153,443) shares, respectively ]	(65,771,231)	(264,859,821)

Total Class K transactions	(60,678,068)	(108,088,401)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(47,658,460)	(75,502,790)

TOTAL INCREASE (DECREASE) IN NET ASSETS	46,533,715	(4,859,323)
NET ASSETS:
Beginning of period	1,243,168,174	1,248,027,497

End of period	$1,289,701,889	$1,243,168,174

See Notes to Financial Statements.

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FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31,
Class IA			2020	2019	2018	2017	2016
Net asset value, beginning of period	$8.64		$8.22	$6.74	$8.32	$6.57	$6.52

Income (loss) from investment operations:
Net investment income (loss) (e)	0.04		0.03	0.09	0.07	0.06	0.06
Net realized and unrealized gain (loss)	0.62		1.21	1.73	(0.82)	2.04	0.07

Total from investment operations	0.66		1.24	1.82	(0.75)	2.10	0.13

Less distributions:
Dividends from net investment income	—		(0.04)	(0.10)	(0.07)	(0.06)	(0.07)
Distributions from net realized gains	—		(0.78)	(0.24)	(0.76)	(0.29)	(0.01)

Total dividends and distributions	—		(0.82)	(0.34)	(0.83)	(0.35)	(0.08)

Net asset value, end of period	$9.30		$8.64	$8.22	$6.74	$8.32	$6.57

Total return (b)	7.64%		15.45%	27.24%	(9.43)%	32.11%	1.95%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$48,783		$45,655	$42,215	$32,071	$29,947	$25,282
Ratio of expenses to average net assets:
After waivers (a)(f)	1.10%		1.15%	1.15%	1.19%	1.20%	1.22%
Before waivers (a)(f)	1.22%		1.22%	1.23%	1.22%	1.23%	1.23%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	0.95%		0.43%	1.17%	0.87%	0.74%	0.97%
Before waivers (a)(f)	0.83%		0.35%	1.09%	0.83%	0.72%	0.96%
Portfolio turnover rate^	12	%(z)	21%	7%	20%	12%	20%

	Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31,
Class IB			2020	2019	2018	2017	2016
Net asset value, beginning of period	$8.66		$8.24	$6.76	$8.33	$6.58	$6.53

Income (loss) from investment operations:
Net investment income (loss) (e)	0.04		0.03	0.09	0.07	0.06	0.06
Net realized and unrealized gain (loss)	0.62		1.21	1.73	(0.81)	2.04	0.07

Total from investment operations	0.66		1.24	1.82	(0.74)	2.10	0.13

Less distributions:
Dividends from net investment income	—		(0.04)	(0.10)	(0.07)	(0.06)	(0.07)
Distributions from net realized gains	—		(0.78)	(0.24)	(0.76)	(0.29)	(0.01)

Total dividends and distributions	—		(0.82)	(0.34)	(0.83)	(0.35)	(0.08)

Net asset value, end of period	$9.32		$8.66	$8.24	$6.76	$8.33	$6.58

Total return (b)	7.62%		15.41%	27.16%	(9.28)%	32.06%	1.95%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$440,615		$396,055	$346,565	$253,137	$262,212	$187,210
Ratio of expenses to average net assets:
After waivers (a)(f)	1.10%		1.15%	1.15%	1.19%	1.20%	1.22%
Before waivers (a)(f)	1.22%		1.22%	1.23%	1.22%	1.23%	1.23%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	0.96%		0.42%	1.17%	0.88%	0.75%	0.95%
Before waivers (a)(f)	0.84%		0.35%	1.09%	0.85%	0.73%	0.94%
Portfolio turnover rate^	12	%(z)	21%	7%	20%	12%	20%

See Notes to Financial Statements.

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FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31,
Class K			2020	2019	2018	2017	2016
Net asset value, beginning of period	$8.64		$8.23	$6.74	$8.32	$6.57	$6.52

Income (loss) from investment operations:
Net investment income (loss) (e)	0.05		0.06	0.11	0.09	0.08	0.08
Net realized and unrealized gain (loss)	0.63		1.19	1.74	(0.82)	2.04	0.06

Total from investment operations	0.68		1.25	1.85	(0.73)	2.12	0.14

Less distributions:
Dividends from net investment income	—		(0.06)	(0.12)	(0.09)	(0.08)	(0.08)
Distributions from net realized gains	—		(0.78)	(0.24)	(0.76)	(0.29)	(0.01)

Total dividends and distributions	—		(0.84)	(0.36)	(0.85)	(0.37)	(0.09)

Net asset value, end of period	$9.32		$8.64	$8.23	$6.74	$8.32	$6.57

Total return (b)	7.87%		15.54%	27.68%	(9.18)%	32.41%	2.21%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$800,303		$801,458	$859,248	$974,562	$1,217,098	$1,039,625
Ratio of expenses to average net assets:
After waivers (a)(f)	0.85%		0.90%	0.90%	0.94%	0.95%	0.97%
Before waivers (a)(f)	0.97%		0.97%	0.98%	0.97%	0.98%	0.98%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	1.18%		0.72%	1.47%	1.14%	1.03%	1.23%
Before waivers (a)(f)	1.06%		0.65%	1.39%	1.11%	1.00%	1.22%
Portfolio turnover rate^	12	%(z)	21%	7%	20%	12%	20%
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

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EQ/MFS INTERNATIONAL INTRINSIC VALUE PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2021	Market Value	% of Net Assets
Consumer Staples	$342,080,959	27.8
Information Technology	315,807,768	25.6
Industrials	249,693,691	20.3
Materials	136,703,108	11.1
Consumer Discretionary	51,042,629	4.1
Health Care	33,653,118	2.7
Financials	33,484,427	2.7
Real Estate	31,331,363	2.6
Investment Company	8,212,821	0.7
Energy	2,944,698	0.2
Cash and Other	27,729,512	2.2

		100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2021 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/21	Ending Account Value 6/30/21	Expenses Paid During Period* 1/1/21 - 6/30/21
Class IB
Actual	$1,000.00	$1,047.00	$5.83
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.10	5.75

* Expenses are equal to the Portfolio’s Class IB shares annualized expense ratio of 1.15%, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

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PORTFOLIO OF INVESTMENTS

June 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)

COMMON STOCKS:
Brazil (0.5%)
Wheaton Precious Metals Corp.	132,358	$5,834,173

Canada (3.1%)
Agnico Eagle Mines Ltd.	134,106	8,109,540
Descartes Systems Group, Inc. (The)*	55,610	3,845,954
Franco-Nevada Corp.	178,627	25,922,242

		37,877,736

Denmark (2.0%)
Jyske Bank A/S (Registered)*	54,070	2,615,880
Novozymes A/S, Class B	259,483	19,558,719
Sydbank A/S	71,695	2,207,583

		24,382,182

Finland (0.2%)
Wartsila OYJ Abp	163,444	2,425,454

France (11.6%)
Cie Generale des Etablissements Michelin SCA	39,144	6,242,817
Danone SA	147,409	10,377,295
Dassault Systemes SE	54,847	13,299,623
EssilorLuxottica SA	58,821	10,855,423
Legrand SA	264,039	27,945,900
L’Oreal SA	76,924	34,277,708
LVMH Moet Hennessy Louis Vuitton SE	9,396	7,367,746
Pernod Ricard SA	148,951	33,063,011

		143,429,523

Germany (9.0%)
adidas AG	18,769	6,985,952
Deutsche Wohnen SE	117,607	7,192,960
GEA Group AG	202,560	8,204,737
Henkel AG & Co. KGaA (Preference) (q)	257,298	27,165,312
Infineon Technologies AG	54,854	2,199,759
Knorr-Bremse AG	49,209	5,659,909
LEG Immobilien SE	52,468	7,555,882
SAP SE	59,934	8,445,571
Symrise AG	108,513	15,118,642
TAG Immobilien AG	200,482	6,361,428
Vonovia SE	158,106	10,221,093
Zalando SE (m)*	47,068	5,689,919

		110,801,164

Ireland (1.6%)
Kerry Group plc, Class A	70,340	9,825,186
Ryanair Holdings plc (ADR)*	85,271	9,227,175

		19,052,361

Israel (0.6%)
Wix.com Ltd.*	27,184	7,890,972

Japan (17.7%)
Chiba Bank Ltd. (The)	434,100	2,614,095
Disco Corp.	13,300	4,064,404
Ezaki Glico Co. Ltd.	124,500	4,639,543
Hachijuni Bank Ltd. (The)	426,000	1,372,771
Hirose Electric Co. Ltd.	106,000	15,504,748
Ito En Ltd.	239,700	14,218,669

Kansai Paint Co. Ltd.	204,100	5,201,018
Kao Corp.	308,400	18,973,977
Kobayashi Pharmaceutical Co. Ltd.	158,200	13,513,821
Kose Corp.	22,600	3,555,948
Lion Corp.	170,000	2,879,878
Mebuki Financial Group, Inc.	717,100	1,510,432
Nihon Kohden Corp.	301,800	8,611,603
Nissin Foods Holdings Co. Ltd.	42,500	3,060,444
Nomura Research Institute Ltd.	261,500	8,650,367
North Pacific Bank Ltd.	638,300	1,355,946
Obic Co. Ltd.	51,800	9,656,402
Omron Corp.	106,700	8,461,470
Rohto Pharmaceutical Co. Ltd.	347,000	9,323,507
Santen Pharmaceutical Co. Ltd.	697,600	9,607,345
Secom Co. Ltd.	171,400	13,027,603
Shimadzu Corp.	415,100	16,048,017
SMC Corp.	22,800	13,473,334
Sohgo Security Services Co. Ltd.	89,600	4,080,976
Terumo Corp.	252,200	10,220,121
Toyo Suisan Kaisha Ltd.	294,000	11,313,290
Yokogawa Electric Corp.	250,600	3,744,507

		218,684,236

Netherlands (2.3%)
Euronext NV (m)	73,459	7,987,438
Heineken NV	137,517	16,664,812
Wolters Kluwer NV	41,728	4,191,859

		28,844,109

South Korea (1.9%)
Samsung Electronics Co. Ltd.	320,322	22,954,300

Spain (1.0%)
Amadeus IT Group SA*	169,919	11,951,880

Sweden (0.6%)
Epiroc AB, Class A	338,097	7,703,686

Switzerland (14.2%)
Chocoladefabriken Lindt & Spruengli AG	260	2,586,652
Cie Financiere Richemont SA (Registered)	90,019	10,891,788
Geberit AG (Registered)	12,940	9,705,874
Givaudan SA (Registered)	8,874	41,269,735
Julius Baer Group Ltd.	62,295	4,065,250
Nestle SA (Registered)	449,687	55,998,850
Schindler Holding AG	46,921	14,351,411
SGS SA (Registered)	6,225	19,201,459
Sika AG (Registered)	32,821	10,730,454
UBS Group AG (Registered)	411,296	6,294,462

		175,095,935

Taiwan (3.6%)
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	367,325	44,137,772

United Kingdom (11.9%)
Compass Group plc*	137,293	2,890,543
Croda International plc	48,651	4,958,585
Diageo plc	582,603	27,892,709
Experian plc	390,176	15,036,891
Halma plc	350,148	13,038,964

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)

Hiscox Ltd.*	300,827	$3,460,570
IMI plc	681,189	16,207,367
Intertek Group plc	153,806	11,765,619
Reckitt Benckiser Group plc	273,643	24,214,587
Spectris plc	193,219	8,654,521
Spirax-Sarco Engineering plc	101,181	19,056,055

		147,176,411

United States (15.3%)
Agilent Technologies, Inc.	21,513	3,179,836
Analog Devices, Inc.	140,637	24,212,066
ANSYS, Inc.*	80,042	27,779,376
Bruker Corp.	26,773	2,034,213
Cadence Design Systems, Inc.*	392,913	53,758,357
Colgate-Palmolive Co.	227,852	18,535,760
Core Laboratories NV	75,602	2,944,698
Nordson Corp.	36,341	7,977,213
Schneider Electric SE	257,118	40,451,169
Texas Instruments, Inc.	39,047	7,508,738

		188,381,426

Total Common Stocks (97.1%) (Cost $832,646,686)		1,196,623,320

	Number of Warrants	Value (Note 1)
WARRANT:
Switzerland (0.0%)
Cie Financiere Richemont SA, expiring 11/22/23* (Cost $—)	176,754	118,441

	Number of Shares	Value (Note 1)

SHORT-TERM INVESTMENT:
Investment Company (0.7%)
JPMorgan Prime Money Market Fund, IM Shares	8,208,716	8,212,821

Total Short-Term Investment (0.7%) (Cost $8,212,849)		8,212,821

Total Investments in Securities (97.8%) (Cost $840,859,535)		1,204,954,582
Other Assets Less Liabilities (2.2%)		27,729,512

Net Assets (100%)		$1,232,684,094

*	Non-income producing.
(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At June 30, 2021, the market value of these securities amounted to $13,677,357 or 1.1% of net assets.

(q)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.

Glossary:

ADR	— American Depositary Receipt
JPY	— Japanese Yen
USD	— United States Dollar

Forward Foreign Currency Contracts outstanding as of June 30, 2021 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
USD	42,443,805	JPY	4,485,525,000	HSBC Bank plc	8/19/2021	2,051,828

Net unrealized appreciation						2,051,828

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2021:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Brazil	$5,834,173	$—	$—	$5,834,173
Canada	37,877,736	—	—	37,877,736

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Denmark	$—	$24,382,182	$—	$24,382,182
Finland	—	2,425,454	—	2,425,454
France	—	143,429,523	—	143,429,523
Germany	—	110,801,164	—	110,801,164
Ireland	9,227,175	9,825,186	—	19,052,361
Israel	7,890,972	—	—	7,890,972
Japan	—	218,684,236	—	218,684,236
Netherlands	—	28,844,109	—	28,844,109
South Korea	—	22,954,300	—	22,954,300
Spain	—	11,951,880	—	11,951,880
Sweden	—	7,703,686	—	7,703,686
Switzerland	—	175,095,935	—	175,095,935
Taiwan	44,137,772	—	—	44,137,772
United Kingdom	—	147,176,411	—	147,176,411
United States	147,930,257	40,451,169	—	188,381,426
Forward Currency Contracts	—	2,051,828	—	2,051,828
Short-Term Investment
Investment Company	8,212,821	—	—	8,212,821
Warrant
Switzerland	—	118,441	—	118,441

Total Assets	$261,110,906	$945,895,504	$—	$1,207,006,410

Total Liabilities	$—	$—	$—	$—

Total	$261,110,906	$945,895,504	$—	$1,207,006,410

Fair Values of Derivative Instruments as of June 30, 2021:

	Statement of Assets and Liabilities
Derivatives Contracts^	Asset Derivatives	Fair Value
Foreign exchange contracts	Receivables	$2,051,828

Total		$2,051,828

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2021:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Forward Foreign Currency Contracts	Total
Foreign exchange contracts	$91,834	$91,834

Total	$91,834	$91,834

See Notes to Financial Statements.

1084

EQ ADVISORS TRUST

EQ/MFS INTERNATIONAL INTRINSIC VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Forward Foreign Currency Contracts	Total
Foreign exchange contracts	$3,059,669	$3,059,669

Total	$3,059,669	$3,059,669

^ This Portfolio held forward foreign currency contracts for hedging.

The Portfolio held forward foreign currency contracts with an average settlement value of approximately $42,447,000 during the six months ended June 30, 2021.

The following table presents the Portfolio’s gross derivative assets and liabilities by counterparty net of amounts available for offset under netting arrangements and any related collateral received or pledged by the Portfolio as of June 30, 2021:

Counterparty	Gross Amount of Derivative Assets Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Received	Net Amount Due from Counterparty
HSBC Bank plc	$2,051,828	$—	$—	$2,051,828

Total	$2,051,828	$—	$—	$2,051,828

(a)	For financial reporting purposes the Portfolio does not offset derivative assets and derivative liabilities subject to master netting arrangements in the Statement of Assets and Liabilities.

Investment security transactions for the six months ended June 30, 2021 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$94,062,430
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$75,247,777

As of June 30, 2021, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$390,278,900
Aggregate gross unrealized depreciation	(23,304,420)

Net unrealized appreciation	$366,974,480

Federal income tax cost of investments in securities and derivative instruments, if applicable	$840,031,930

See Notes to Financial Statements.

1085

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EQ/MFS INTERNATIONAL INTRINSIC VALUE PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2021 (Unaudited)

ASSETS
Investments in Securities, at value (Cost $840,859,535)	$1,204,954,582
Cash	25,353,348
Dividends, interest and other receivables	2,901,177
Receivable for securities sold	2,131,868
Unrealized appreciation on forward foreign currency contracts	2,051,828
Receivable for Portfolio shares sold	430,726
Other assets	13,010

Total assets	1,237,836,539

LIABILITIES
Payable for securities purchased	3,501,257
Investment management fees payable	789,388
Payable for Portfolio shares redeemed	349,755
Distribution fees payable – Class IB	253,781
Administrative fees payable	93,253
Foreign currency overdraft payable	70,085
Accrued expenses	94,926

Total liabilities	5,152,445

NET ASSETS	$1,232,684,094

Net assets were comprised of:
Paid in capital	$835,689,828
Total distributable earnings (loss)	396,994,266

Net assets	$1,232,684,094

Class IB
Net asset value, offering and redemption price per share, $1,232,684,094 / 32,365,616 shares outstanding (unlimited amount authorized: $0.01 par value)	$38.09

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2021 (Unaudited)

INVESTMENT INCOME
Dividends (net of $1,379,329 foreign withholding tax)	$11,679,477
Interest	5,676

Total income	11,685,153

EXPENSES
Investment management fees	4,957,004
Distribution fees – Class IB	1,465,923
Administrative fees	542,307
Custodian fees	64,248
Professional fees	45,226
Printing and mailing expenses	42,329
Trustees’ fees	14,868
Miscellaneous	14,153

Gross expenses	7,146,058
Less: Waiver from investment manager	(405,311)

Net expenses	6,740,747

NET INVESTMENT INCOME (LOSS)	4,944,406

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	16,516,276
Forward foreign currency contracts	91,834
Foreign currency transactions	(27,038)

Net realized gain (loss)	16,581,072

Change in unrealized appreciation (depreciation) on:
Investments in securities	30,717,134
Forward foreign currency contracts	3,059,669
Foreign currency translations	(73,962)

Net change in unrealized appreciation (depreciation)	33,702,841

NET REALIZED AND UNREALIZED GAIN (LOSS)	50,283,913

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$55,228,319

See Notes to Financial Statements.

1086

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EQ/MFS INTERNATIONAL INTRINSIC VALUE PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31, 2020
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$4,944,406	$3,412,287
Net realized gain (loss)	16,581,072	17,021,296
Net change in unrealized appreciation (depreciation)	33,702,841	172,972,032

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	55,228,319	193,405,615

Distributions to shareholders:
Class IB	—	(13,124,646)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 1,339,428 and 2,008,266 shares, respectively ]	49,026,863	63,368,806
Capital shares issued in reinvestment of dividends and distributions [ 0 and 376,148 shares, respectively ]	—	13,124,646
Capital shares repurchased [ (1,022,652) and (3,068,856) shares, respectively ]	(37,556,578)	(94,699,379)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	11,470,285	(18,205,927)

TOTAL INCREASE (DECREASE) IN NET ASSETS	66,698,604	162,075,042
NET ASSETS:
Beginning of period	1,165,985,490	1,003,910,448

End of period	$1,232,684,094	$1,165,985,490

See Notes to Financial Statements.

1087

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EQ/MFS INTERNATIONAL INTRINSIC VALUE PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31,				October 22, 2018* to December 31, 2018
Class IB			2020		2019
Net asset value, beginning of period	$36.38		$30.67		$24.58		$25.69

Income (loss) from investment operations:
Net investment income (loss) (e)	0.15		0.11		0.20		(0.01)
Net realized and unrealized gain (loss)	1.56		6.01		6.16		(1.10)

Total from investment operations	1.71		6.12		6.36		(1.11)

Less distributions:
Dividends from net investment income	—		(0.08)		(0.20)		—
Distributions from net realized gains	—		(0.33)		(0.07)		—

Total dividends and distributions	—		(0.41)		(0.27)		—

Net asset value, end of period	$38.09		$36.38		$30.67		$24.58

Total return (b)	4.70%		20.03%		25.88%		(4.32)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,232,684		$1,165,985		$1,003,910		$783,554
Ratio of expenses to average net assets:
After waivers (a)(f)	1.15	%(j)	1.15	%(j)	1.15	%(j)	1.15	%(j)
Before waivers (a)(f)	1.22%		1.23%		1.25%		1.29%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	0.84%		0.34%		0.70%		(0.22	)%(l)
Before waivers (a)(f)	0.77%		0.26%		0.60%		(0.36	)%(l)
Portfolio turnover rate^	7	%(z)	12%		14%		1	%(z)
*	Commencement of Operations.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized. Certain non-recurring expenses incurred by the Portfolio are not annualized for periods less than one year.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.15% for Class IB.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

1088

EQ/MFS MID CAP FOCUSED GROWTH PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2021	% of Net Assets
Information Technology	22.6%
Health Care	21.1
Industrials	19.7
Consumer Discretionary	13.2
Financials	8.0
Communication Services	7.7
Materials	4.0
Real Estate	3.3
Cash and Other	0.4

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2021 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/21	Ending Account Value 6/30/21	Expenses Paid During Period* 1/1/21 - 6/30/21
Class IB
Actual	$1,000.00	$1,059.40	$5.62
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.34	5.51

* Expenses are equal to the Portfolio’s Class IB shares annualized expense ratio of 1.10%, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

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EQ/MFS MID CAP FOCUSED GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (7.7%)
Entertainment (1.9%)
Take-Two Interactive Software, Inc.*	51,205	$9,064,309

Interactive Media & Services (5.8%)
Eventbrite, Inc., Class A*	287,316	5,459,004
IAC/InterActiveCorp*	42,175	6,502,120
Match Group, Inc.*	72,998	11,770,927
Vimeo, Inc.*	68,471	3,355,079

		27,087,130

Total Communication Services		36,151,439

Consumer Discretionary (13.2%)
Distributors (1.7%)
Pool Corp.	17,145	7,863,726

Diversified Consumer Services (2.2%)
Bright Horizons Family Solutions, Inc.*	69,989	10,296,082

Hotels, Restaurants & Leisure (2.6%)
Chipotle Mexican Grill, Inc.*	3,239	5,021,551
Domino’s Pizza, Inc.	15,619	7,286,107

		12,307,658

Specialty Retail (5.1%)
Burlington Stores, Inc.*	33,730	10,860,723
O’Reilly Automotive, Inc.*	13,840	7,836,346
Ulta Beauty, Inc.*	14,101	4,875,703

		23,572,772

Textiles, Apparel & Luxury Goods (1.6%)
Lululemon Athletica, Inc.*	20,373	7,435,534

Total Consumer Discretionary		61,475,772

Financials (8.0%)
Capital Markets (6.0%)
MSCI, Inc.	32,522	17,336,828
Nasdaq, Inc.	58,978	10,368,332

		27,705,160

Insurance (2.0%)
Arthur J Gallagher & Co.	67,518	9,457,922

Total Financials		37,163,082

Health Care (21.1%)
Health Care Equipment & Supplies (5.8%)
Masimo Corp.*	29,340	7,113,483
STERIS plc	58,679	12,105,478
West Pharmaceutical Services, Inc.	21,053	7,560,132

		26,779,093

Life Sciences Tools & Services (15.3%)
Adaptive Biotechnologies Corp.*	65,088	2,659,496
Agilent Technologies, Inc.	61,241	9,052,032
Bio-Techne Corp.	29,327	13,204,775
Charles River Laboratories International, Inc.*	50,559	18,702,785
ICON plc*	69,943	14,457,918
PerkinElmer, Inc.	86,284	13,323,112

		71,400,118

Total Health Care		98,179,211

Industrials (19.7%)
Building Products (0.9%)
Builders FirstSource, Inc.*	94,961	4,051,036

Commercial Services & Supplies (2.6%)
Copart, Inc.*	90,647	11,949,994

Electrical Equipment (2.2%)
AMETEK, Inc.	77,194	10,305,399

Machinery (1.9%)
IDEX Corp.	40,652	8,945,473

Professional Services (12.1%)
Clarivate plc*	343,975	9,469,632
CoStar Group, Inc.*	112,010	9,276,668
Equifax, Inc.	35,872	8,591,702
TransUnion	84,617	9,291,793
Verisk Analytics, Inc.	59,608	10,414,710
Wolters Kluwer NV	93,038	9,346,294

		56,390,799

Total Industrials		91,642,701

Information Technology (22.6%)
IT Services (4.3%)
Black Knight, Inc.*	90,518	7,058,594
Global Payments, Inc.	34,893	6,543,833
Okta, Inc.*	25,811	6,315,435

		19,917,862

Semiconductors & Semiconductor Equipment (6.1%)
Entegris, Inc.	97,387	11,975,679
Monolithic Power Systems, Inc.	43,593	16,279,806

		28,255,485

Software (12.2%)
Autodesk, Inc.*	27,311	7,972,081
Cadence Design Systems, Inc.*	158,106	21,632,063
Coupa Software, Inc.*	21,243	5,568,003
Nice Ltd. (ADR)*	32,522	8,047,894
RingCentral, Inc., Class A*	18,689	5,430,650
Synopsys, Inc.*	30,241	8,340,165

		56,990,856

Total Information Technology		105,164,203

Materials (4.0%)
Chemicals (1.6%)
Scotts Miracle-Gro Co. (The)	38,165	7,324,627

Construction Materials (2.4%)
Vulcan Materials Co.	64,748	11,270,684

Total Materials		18,595,311

Real Estate (3.3%)
Equity Real Estate Investment Trusts (REITs) (3.3%)
CoreSite Realty Corp. (REIT)	48,019	6,463,357
SBA Communications Corp. (REIT)	27,865	8,880,576

Total Real Estate		15,343,933

Total Investments in Securities (99.6%) (Cost $320,495,828)		463,715,652
Other Assets Less Liabilities (0.4%)		1,726,408

Net Assets (100%)		$465,442,060

See Notes to Financial Statements.

1090

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EQ/MFS MID CAP FOCUSED GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

*	Non-income producing.

Glossary:

ADR	— American Depositary Receipt

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2021:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$36,151,439	$—	$—	$36,151,439
Consumer Discretionary	61,475,772	—	—	61,475,772
Financials	37,163,082	—	—	37,163,082
Health Care	98,179,211	—	—	98,179,211
Industrials	82,296,407	9,346,294	—	91,642,701
Information Technology	105,164,203	—	—	105,164,203
Materials	18,595,311	—	—	18,595,311
Real Estate	15,343,933	—	—	15,343,933

Total Assets	$454,369,358	$9,346,294	$—	$463,715,652

Total Liabilities	$—	$—	$—	$—

Total	$454,369,358	$9,346,294	$—	$463,715,652

The Portfolio held no derivatives contracts during the six months ended June 30, 2021.

Investment security transactions for the six months ended June 30, 2021 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$25,515,426
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$26,446,610

As of June 30, 2021, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$146,814,072
Aggregate gross unrealized depreciation	(3,554,624)

Net unrealized appreciation	$143,259,448

Federal income tax cost of investments in securities and derivative instruments, if applicable	$320,456,204

See Notes to Financial Statements.

1091

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EQ/MFS MID CAP FOCUSED GROWTH PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2021 (Unaudited)

ASSETS
Investments in Securities, at value (Cost $320,495,828)	$463,715,652
Cash	2,051,871
Receivable for Portfolio shares sold	237,975
Dividends, interest and other receivables	87,140
Other assets	8,148

Total assets	466,100,786

LIABILITIES
Investment management fees payable	272,693
Payable for Portfolio shares redeemed	200,402
Distribution fees payable – Class IB	93,085
Administrative fees payable	34,205
Accrued expenses	58,341

Total liabilities	658,726

NET ASSETS	$465,442,060

Net assets were comprised of:
Paid in capital	$317,894,611
Total distributable earnings (loss)	147,547,449

Net assets	$465,442,060

Class IB
Net asset value, offering and redemption price per share, $465,442,060 / 25,606,246 shares outstanding (unlimited amount authorized: $0.01 par value)	$18.18

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2021 (Unaudited)

INVESTMENT INCOME
Dividends (net of $15,016 foreign withholding tax)	$914,860
Interest	827

Total income	915,687

EXPENSES
Investment management fees	1,863,681
Distribution fees – Class IB	548,140
Administrative fees	202,787
Professional fees	32,782
Printing and mailing expenses	22,098
Trustees’ fees	5,563
Custodian fees	1,340
Miscellaneous	2,685

Gross expenses	2,679,076
Less: Waiver from investment manager	(266,386)

Net expenses	2,412,690

NET INVESTMENT INCOME (LOSS)	(1,497,003)

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	7,946,208
Foreign currency transactions	890

Net realized gain (loss)	7,947,098

Net change in unrealized appreciation (depreciation) on investments in securities	19,743,509

NET REALIZED AND UNREALIZED GAIN (LOSS)	27,690,607

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$26,193,604

See Notes to Financial Statements.

1092

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EQ/MFS MID CAP FOCUSED GROWTH PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31, 2020
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(1,497,003)	$(2,011,916)
Net realized gain (loss)	7,947,098	(2,214,169)
Net change in unrealized appreciation (depreciation)	19,743,509	104,686,388

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	26,193,604	100,460,303

Distributions to shareholders:
Class IB	—	(46,445,905)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 1,259,556 and 2,527,019 shares, respectively ]	21,591,419	39,123,754
Capital shares issued in reinvestment of dividends and distributions [ 0 and 3,065,644 shares, respectively ]	—	46,445,905
Capital shares repurchased [ (1,369,853) and (2,984,729) shares, respectively ]	(23,552,689)	(45,563,987)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(1,961,270)	40,005,672

TOTAL INCREASE (DECREASE) IN NET ASSETS	24,232,334	94,020,070
NET ASSETS:
Beginning of period	441,209,726	347,189,656

End of period	$465,442,060	$441,209,726

See Notes to Financial Statements.

1093

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FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31,				October 22, 2018* to December 31, 2018
Class IB			2020		2019
Net asset value, beginning of period	$17.16		$15.02		$11.06		$12.14

Income (loss) from investment operations:
Net investment income (loss) (e)	(0.06)		(0.09)		(0.05)		—	#
Net realized and unrealized gain (loss)	1.08		4.29		4.06		(1.08)

Total from investment operations	1.02		4.20		4.01		(1.08)

Less distributions:
Dividends from net investment income	—		—		—	#	—	#
Distributions from net realized gains	—		(2.06)		(0.05)		—

Total dividends and distributions	—		(2.06)		(0.05)		—	#

Net asset value, end of period	$18.18		$17.16		$15.02		$11.06

Total return (b)	5.94%		29.76%		36.33%		(8.89)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$465,442		$441,210		$347,190		$245,206
Ratio of expenses to average net assets:
After waivers (a)(f)	1.10	%(j)	1.10	%(j)	1.10	%(j)	1.10	%(j)
Before waivers (a)(f)	1.22%		1.24%		1.25%		1.31%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	(0.68)%		(0.56)%		(0.33)%		(0.11	)%(l)
Before waivers (a)(f)	(0.80)%		(0.70)%		(0.48)%		(0.32	)%(l)
Portfolio turnover rate^	6	%(z)	40%		113	%(h)	7	%(z)
*	Commencement of Operations.
#	Per share amount is less than $0.005.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized. Certain non-recurring expenses incurred by the Portfolio are not annualized for periods less than one year.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(h)

The portfolio turnover rate calculation includes purchases and sales made as a result of the replacement of the sub-adviser. Excluding such transactions, the portfolio turnover rate would have been 22%.

(j)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.10% for Class IB.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

1094

EQ/MFS TECHNOLOGY PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2021	% of Net Assets
Information Technology	60.0%
Communication Services	16.4
Consumer Discretionary	15.5
Industrials	3.9
Health Care	1.5
Investment Company	1.3
Financials	0.9
Cash and Other	0.5

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2021 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/21	Ending Account Value 6/30/21	Expenses Paid During Period* 1/1/21 - 6/30/21
Class IB
Actual	$1,000.00	$1,113.80	$5.88
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.23	5.62

* Expenses are equal to the Portfolio’s Class IB shares annualized expense ratio of 1.12%, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

1095

EQ ADVISORS TRUST

EQ/MFS TECHNOLOGY PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (16.4%)
Entertainment (3.5%)
Activision Blizzard, Inc.	86,525	$8,257,946
NetEase, Inc. (ADR)	61,379	7,073,930
Sea Ltd. (ADR)*	17,451	4,792,045
Take-Two Interactive Software, Inc.*	34,724	6,146,842

		26,270,763

Interactive Media & Services (12.7%)
Alphabet, Inc., Class A*	16,961	41,415,200
Eventbrite, Inc., Class A*	131,403	2,496,657
Facebook, Inc., Class A*	83,811	29,141,923
Match Group, Inc.*	39,308	6,338,415
Pinterest, Inc., Class A*	80,853	6,383,345
Tencent Holdings Ltd.	108,100	8,130,855

		93,906,395

Media (0.2%)
Charter Communications, Inc., Class A*	2,074	1,496,287

Total Communication Services		121,673,445

Consumer Discretionary (15.5%)
Hotels, Restaurants & Leisure (2.9%)
Booking Holdings, Inc.*	9,689	21,200,404

Internet & Direct Marketing Retail (12.6%)
Amazon.com, Inc.*	20,028	68,899,524
Chewy, Inc., Class A*	54,271	4,325,941
Farfetch Ltd., Class A*	210,088	10,580,032
MercadoLibre, Inc.*	3,173	4,942,868
Pinduoduo, Inc. (ADR)*	20,333	2,582,698
ThredUp, Inc., Class A*	63,793	1,855,100

		93,186,163

Total Consumer Discretionary		114,386,567

Financials (0.9%)
Capital Markets (0.9%)
Charles Schwab Corp. (The)	41,424	3,016,081
Tradeweb Markets, Inc., Class A	42,905	3,628,047

Total Financials		6,644,128

Health Care (1.5%)
Health Care Providers & Services (0.6%)
Guardant Health, Inc.*	21,404	2,658,163
LifeStance Health Group, Inc.*	74,720	2,081,699

		4,739,862

Life Sciences Tools & Services (0.9%)
Bio-Techne Corp.	8,736	3,933,471
Maravai LifeSciences Holdings, Inc., Class A*	55,309	2,308,045

		6,241,516

Total Health Care		10,981,378

Industrials (3.9%)
Commercial Services & Supplies (0.2%)
ACV Auctions, Inc., Class A*	30,036	769,823
Legalzoom.com, Inc.*	14,709	556,736

		1,326,559

Machinery (0.1%)
Xometry, Inc., Class A*	6,708	586,212

Professional Services (1.9%)
Clarivate plc*	244,450	6,729,709
TransUnion	49,257	5,408,911
Verisk Analytics, Inc.	10,163	1,775,679

		13,914,299

Road & Rail (1.7%)
Lyft, Inc., Class A*	86,139	5,209,687
Uber Technologies, Inc.*	152,138	7,625,156

		12,834,843

Total Industrials		28,661,913

Information Technology (60.0%)
IT Services (19.9%)
Black Knight, Inc.*	58,115	4,531,808
Endava plc (ADR)*	72,246	8,191,251
EPAM Systems, Inc.*	15,055	7,692,503
FleetCor Technologies, Inc.*	18,139	4,644,672
Global Payments, Inc.	98,594	18,490,319
Mastercard, Inc., Class A	83,058	30,323,645
Nuvei Corp. (m)*	74,320	6,131,400
Paya Holdings, Inc., Class A*	347,955	3,834,464
PayPal Holdings, Inc.*	93,364	27,213,739
Square, Inc., Class A*	21,623	5,271,687
TaskUS, Inc., Class A*	51,075	1,748,808
Visa, Inc., Class A	74,725	17,472,200
WEX, Inc.*	32,358	6,274,216
Wix.com Ltd.*	17,253	5,008,201

		146,828,913

Semiconductors & Semiconductor Equipment (10.1%)
Advanced Micro Devices, Inc.*	136,363	12,808,577
KLA Corp.	29,747	9,644,275
Lam Research Corp.	17,994	11,708,696
Marvell Technology, Inc.	130,328	7,602,032
Micron Technology, Inc.*	102,078	8,674,588
NVIDIA Corp.	23,725	18,982,373
Skyworks Solutions, Inc.	27,047	5,186,262

		74,606,803

Software (28.1%)
Adobe, Inc.*	49,621	29,060,042
AppLovin Corp., Class A*	42,698	3,209,609
Asana, Inc., Class A*	60,721	3,766,524
Atlassian Corp. plc, Class A*	19,979	5,131,806
Autodesk, Inc.*	32,360	9,445,884
Bentley Systems, Inc., Class B	19,935	1,291,389
Constellation Software, Inc.	4,309	6,526,105
Descartes Systems Group, Inc. (The)*	67,677	4,680,501
DoubleVerify Holdings, Inc.*	92,606	3,920,938
HubSpot, Inc.*	15,840	9,230,285
Microsoft Corp.	282,290	76,472,361
Ping Identity Holding Corp.*	63,100	1,444,990
Procore Technologies, Inc.*	10,830	1,028,309
Q2 Holdings, Inc.*	38,281	3,926,865
Qualtrics International, Inc., Class A*	42,694	1,633,045
Rakus Co. Ltd.	19,300	527,256
RingCentral, Inc., Class A*	29,863	8,677,591

See Notes to Financial Statements.

1096

EQ ADVISORS TRUST

EQ/MFS TECHNOLOGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
salesforce.com, Inc.*	62,669	$15,308,157
SentinelOne, Inc., Class A*	51,932	2,207,110
ServiceNow, Inc.*	24,706	13,577,182
Topicus.com, Inc.*	21,495	1,561,491
Zendesk, Inc.*	33,545	4,841,885

		207,469,325

Technology Hardware, Storage & Peripherals (1.9%)
Apple, Inc.	103,152	14,127,698

Total Information Technology		443,032,739

Total Common Stocks (98.2%) (Cost $433,721,702)		725,380,170

SHORT-TERM INVESTMENT:
Investment Company (1.3%)
JPMorgan Prime Money Market Fund, IM Shares	9,166,207	9,170,790

Total Short-Term Investment (1.3%) (Cost $9,170,843)		9,170,790

Total Investments in Securities (99.5%) (Cost $442,892,545)		734,550,960
Other Assets Less Liabilities (0.5%)		3,966,388

Net Assets (100%)		$738,517,348

*	Non-income producing.
(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At June 30, 2021, the market value of these securities amounted to $6,131,400 or 0.8% of net assets.

Glossary:

ADR	— American Depositary Receipt

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2021:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$113,542,590	$8,130,855	$—	$121,673,445
Consumer Discretionary	114,386,567	—	—	114,386,567
Financials	6,644,128	—	—	6,644,128
Health Care	10,981,378	—	—	10,981,378
Industrials	28,661,913	—	—	28,661,913
Information Technology	442,505,483	527,256	—	443,032,739
Short-Term Investment
Investment Company	9,170,790	—	—	9,170,790

Total Assets	$725,892,849	$8,658,111	$—	$734,550,960

Total Liabilities	$—	$—	$—	$—

Total	$725,892,849	$8,658,111	$—	$734,550,960

The Portfolio held no derivatives contracts during the six months ended June 30, 2021.

See Notes to Financial Statements.

1097

EQ ADVISORS TRUST

EQ/MFS TECHNOLOGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

Investment security transactions for the six months ended June 30, 2021 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$148,626,106
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$159,028,179

As of June 30, 2021, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$296,003,761
Aggregate gross unrealized depreciation	(4,458,252)

Net unrealized appreciation	$291,545,509

Federal income tax cost of investments in securities and derivative instruments, if applicable	$443,005,451

See Notes to Financial Statements.

1098

EQ ADVISORS TRUST

EQ/MFS TECHNOLOGY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2021 (Unaudited)

ASSETS
Investments in Securities, at value (Cost $442,892,545)	$734,550,960
Cash	6,200,153
Receivable for securities sold	1,092,477
Receivable for Portfolio shares sold	140,382
Dividends, interest and other receivables	31,874
Other assets	8,259

Total assets	742,024,105

LIABILITIES
Payable for securities purchased	2,524,624
Investment management fees payable	439,469
Payable for Portfolio shares redeemed	268,642
Distribution fees payable – Class IB	146,491
Administrative fees payable	53,828
Accrued expenses	73,703

Total liabilities	3,506,757

NET ASSETS	$738,517,348

Net assets were comprised of:
Paid in capital	$402,700,186
Total distributable earnings (loss)	335,817,162

Net assets	$738,517,348

Class IB
Net asset value, offering and redemption price per share, $738,517,348 / 20,625,126 shares outstanding (unlimited amount authorized: $0.01 par value)	$35.81

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2021 (Unaudited)

INVESTMENT INCOME
Dividends (net of $2,739 foreign withholding tax)	$847,570
Interest	1,538

Total income	849,108

EXPENSES
Investment management fees	2,569,349
Distribution fees – Class IB	856,450
Administrative fees	316,839
Professional fees	37,791
Printing and mailing expenses	29,152
Custodian fees	18,855
Trustees’ fees	8,645
Miscellaneous	8,203

Total expenses	3,845,284

NET INVESTMENT INCOME (LOSS)	(2,996,176)

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	38,926,335
Foreign currency transactions	(4,820)

Net realized gain (loss)	38,921,515

Change in unrealized appreciation (depreciation) on:
Investments in securities	39,477,531
Foreign currency translations	(28)

Net change in unrealized appreciation (depreciation)	39,477,503

NET REALIZED AND UNREALIZED GAIN (LOSS)	78,399,018

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$75,402,842

See Notes to Financial Statements.

1099

EQ ADVISORS TRUST

EQ/MFS TECHNOLOGY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31, 2020
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(2,996,176)	$(3,503,560)
Net realized gain (loss)	38,921,515	30,370,174
Net change in unrealized appreciation (depreciation)	39,477,503	160,009,808

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	75,402,842	186,876,422

Distributions to shareholders:
Class IB	—	(13,443,707)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 1,293,724 and 3,547,260 shares, respectively ]	43,125,514	94,699,196
Capital shares issued in connection with merger (Note 8) [ 0 and 7,349,036 shares, respectively ]	—	186,754,391
Capital shares issued in reinvestment of dividends and distributions [ 0 and 430,775 shares, respectively ]	—	13,443,707
Capital shares repurchased [ (1,413,694) and (2,574,766) shares, respectively ]	(46,914,478)	(69,547,562)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(3,788,964)	225,349,732

TOTAL INCREASE (DECREASE) IN NET ASSETS	71,613,878	398,782,447
NET ASSETS:
Beginning of period	666,903,470	268,121,023

End of period	$738,517,348	$666,903,470

See Notes to Financial Statements.

1100

EQ ADVISORS TRUST

EQ/MFS TECHNOLOGY PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31,				October 22, 2018* to December 31, 2018
Class IB			2020		2019
Net asset value, beginning of period	$32.15		$22.36		$16.46		$18.36

Income (loss) from investment operations:
Net investment income (loss) (e)	(0.14)		(0.21)		(0.13)		(0.02)
Net realized and unrealized gain (loss)	3.80		10.67		6.03		(1.88)

Total from investment operations	3.66		10.46		5.90		(1.90)

Less distributions:
Dividends from net investment income	—		(0.02)		—		—
Distributions from net realized gains	—		(0.65)		—		—

Total dividends and distributions	—		(0.67)		—		—

Net asset value, end of period	$35.81		$32.15		$22.36		$16.46

Total return (b)	11.26%		46.83%		35.84%		(10.35)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$738,517		$666,903		$268,121		$188,253
Ratio of expenses to average net assets:
After waivers (a)(f)	1.12	%(j)	1.13	%(k)	1.14	%(m)	1.14	%(m)
Before waivers (a)(f)	1.12%		1.13%		1.16%		1.21%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	(0.87)%		(0.77)%		(0.67)%		(0.49	)%(l)
Before waivers (a)(f)	(0.87)%		(0.77)%		(0.69)%		(0.56	)%(l)
Portfolio turnover rate^	22	%(z)	44%		29%		5	%(z)
*	Commencement of Operations.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized. Certain non-recurring expenses incurred by the Portfolio are not annualized for periods less than one year.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.12% for Class IB.
(k)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.13% for Class IB.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(m)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.14% for Class IB.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

1101

EQ/MFS UTILITIES SERIES PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2021	% of Net Assets
Utilities	85.6%
Communication Services	10.3
Real Estate	1.7
Energy	1.2
Cash and Other	1.2

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2021 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/21	Ending Account Value 6/30/21	Expenses Paid During Period* 1/1/21 - 6/30/21
Class IB
Actual	$1,000.00	$1,028.80	$5.28
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.59	5.26
Class K
Actual	1,000.00	1,030.50	4.03
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.83	4.01

* Expenses are equal to the Portfolio’s Class IB and Class K shares annualized expense ratio of 1.05% and 0.80%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

1102

EQ ADVISORS TRUST

EQ/MFS UTILITIES SERIES PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (10.3%)
Diversified Telecommunication Services (4.3%)
Cellnex Telecom SA (m)	90,313	$5,752,802
Hellenic Telecommunications Organization SA	78,846	1,322,907
NOS SGPS SA	194,740	682,578
Telesites SAB de CV*	949,277	879,560

		8,637,847

Media (2.3%)
Charter Communications, Inc., Class A*	6,592	4,755,799

Wireless Telecommunication Services (3.7%)
Advanced Info Service PCL	275,200	1,468,306
KDDI Corp.	37,800	1,178,964
Mobile TeleSystems PJSC (ADR)	33,555	310,719
Rogers Communications, Inc., Class B	41,275	2,194,274
T-Mobile US, Inc.*	16,300	2,360,729

		7,512,992

Total Communication Services		20,906,638

Energy (0.4%)
Oil, Gas & Consumable Fuels (0.4%)
Equitrans Midstream Corp.	101,597	864,590

Total Energy		864,590

Real Estate (1.7%)
Equity Real Estate Investment Trusts (REITs) (1.7%)
SBA Communications Corp. (REIT)	10,404	3,315,755

Total Real Estate		3,315,755

Utilities (83.0%)
Electric Utilities (52.3%)
ALLETE, Inc.	15,593	1,091,198
Alliant Energy Corp.	76,366	4,258,168
American Electric Power Co., Inc.	39,458	3,337,752
CLP Holdings Ltd.	132,500	1,310,614
Duke Energy Corp.	102,505	10,119,294
Edison International	100,764	5,826,174
EDP - Energias de Portugal SA	531,583	2,817,551
Electricite de France SA	85,634	1,169,747
Emera, Inc.	55,101	2,499,903
Enel SpA	691,908	6,425,607
Entergy Corp.	14,500	1,445,650
Equatorial Energia SA	189,200	946,418
Evergy, Inc.	64,965	3,925,835
Exelon Corp.	223,712	9,912,679
FirstEnergy Corp.	119,723	4,454,893
Iberdrola SA	417,719	5,091,790
Neoenergia SA	150,000	522,035
NextEra Energy, Inc.	220,397	16,150,692
PG&E Corp.*	572,028	5,817,525
Pinnacle West Capital Corp.	26,416	2,165,320
Portland General Electric Co.	21,371	984,776
Southern Co. (The)	175,051	10,592,336
SSE plc	245,202	5,089,515

		105,955,472

Gas Utilities (3.1%)
Atmos Energy Corp.	39,775	3,822,775
China Resources Gas Group Ltd.	194,000	1,164,355
UGI Corp.	27,124	1,256,112

		6,243,242

Independent Power and Renewable Electricity Producers (8.9%)
AES Corp. (The)	167,884	4,376,736
EDP Renovaveis SA	497,516	11,527,224
NextEra Energy Partners LP	9,519	726,871
Vistra Corp.	84,554	1,568,477

		18,199,308

Multi-Utilities (18.7%)
CenterPoint Energy, Inc.	106,749	2,617,486
Dominion Energy, Inc.	131,952	9,707,709
DTE Energy Co.	40,704	5,275,238
E.ON SE	241,661	2,795,004
National Grid plc	311,272	3,964,804
Public Service Enterprise Group, Inc.	60,423	3,609,670
RWE AG	90,842	3,291,798
Sempra Energy	49,909	6,611,944

		37,873,653

Total Utilities		168,271,675

Total Common Stocks (95.4%) (Cost $157,649,783)		193,358,658

CONVERTIBLE PREFERRED STOCKS:
Utilities (2.6%)
Electric Utilities (0.3%)
NextEra Energy, Inc. 5.279%	10,600	518,976

Multi-Utilities (2.3%)
CenterPoint Energy, Inc. 7.000%	71,409	3,236,256
DTE Energy Co. 6.250%	10,550	521,487
Sempra Energy 6.750%	9,642	952,340

		4,710,083

Total Convertible Preferred Stocks (2.6%) (Cost $4,324,817)		5,229,059

MASTER LIMITED PARTNERSHIPS:
Energy (0.8%)
Oil, Gas & Consumable Fuels (0.8%)
Enterprise Products Partners LP	61,774	1,490,607
Plains All American Pipeline LP	5,143	58,424

Total Master Limited Partnerships (0.8%) (Cost $1,889,483)		1,549,031

Total Investments in Securities (98.8%) (Cost $163,864,083)		200,136,748
Other Assets Less Liabilities (1.2%)		2,523,563

Net Assets (100%)		$202,660,311

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

*	Non-income producing.
(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At June 30, 2021, the market value of these securities amounted to $5,752,802 or 2.8% of net assets.

Glossary:

ADR	— American Depositary Receipt
CAD	— Canadian Dollar
EUR	— European Currency Unit
GBP	— British Pound
USD	— United States Dollar

Country Diversification As a Percentage of Total Net Assets
Brazil	0.7%
Canada	2.3
China	0.6
France	0.6
Germany	3.0
Greece	0.7
Hong Kong	0.6
Italy	3.2
Japan	0.6
Mexico	0.4
Portugal	1.7
Russia	0.2
Spain	11.0
Thailand	0.7
United Kingdom	4.5
United States	68.0
Cash and Other	1.2

100.0%

Forward Foreign Currency Contracts outstanding as of June 30, 2021 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
USD	28,495	CAD	34,403	Morgan Stanley	7/16/2021	742
USD	244,085	EUR	199,433	Brown Brothers Harriman & Co.	7/16/2021	7,537
USD	612,584	EUR	508,620	Citibank NA	7/16/2021	9,307
USD	23,638,707	EUR	19,845,579	Merrill Lynch International	7/16/2021	99,735
USD	2,130,848	EUR	1,768,000	State Street Bank & Trust	7/16/2021	33,812
USD	42,990	GBP	30,344	State Street Bank & Trust	7/16/2021	1,014

Total unrealized appreciation						152,147

CAD	82,896	USD	68,711	BNP Paribas	7/16/2021	(1,839)
CAD	86,448	USD	71,400	Brown Brothers Harriman & Co.	7/16/2021	(1,662)
CAD	34,203	USD	27,850	Merrill Lynch International	7/16/2021	(258)
CAD	205,954	USD	168,698	Morgan Stanley	7/16/2021	(2,554)
EUR	38,038	USD	46,110	Brown Brothers Harriman & Co.	7/16/2021	(992)
EUR	10,315	USD	12,372	Citibank NA	7/16/2021	(138)
EUR	40,246	USD	48,317	HSBC Bank plc	7/16/2021	(581)
EUR	5,857	USD	7,169	Merrill Lynch International	7/16/2021	(223)
USD	45,771	CAD	57,352	Brown Brothers Harriman & Co.	7/16/2021	(495)
USD	3,114,050	CAD	3,909,445	HSBC Bank plc	7/16/2021	(39,713)
USD	82,291	GBP	59,643	Morgan Stanley	7/16/2021	(218)
USD	5,728,617	GBP	4,168,098	State Street Bank & Trust	7/16/2021	(37,365)

Total unrealized depreciation						(86,038)

Net unrealized appreciation						66,109

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2021:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$10,501,081	$10,405,557	$—	$20,906,638
Energy	864,590	—	—	864,590
Real Estate	3,315,755	—	—	3,315,755
Utilities	123,623,666	44,648,009	—	168,271,675
Convertible Preferred Stocks
Utilities	5,229,059	—	—	5,229,059
Forward Currency Contracts	—	152,147	—	152,147
Master Limited Partnerships
Energy	1,549,031	—	—	1,549,031

Total Assets	$145,083,182	$55,205,713	$—	$200,288,895

Liabilities:
Forward Currency Contracts	$—	$(86,038)	$—	$(86,038)

Total Liabilities	$—	$(86,038)	$—	$(86,038)

Total	$145,083,182	$55,119,675	$—	$200,202,857

Fair Values of Derivative Instruments as of June 30, 2021:

	Statement of Assets and Liabilities
Derivatives Contracts^	Asset Derivatives	Fair Value
Foreign exchange contracts	Receivables	$152,147

Total		$152,147

	Liability Derivatives
Foreign exchange contracts	Payables	$(86,038)

Total		$(86,038)

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2021:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Forward Foreign Currency Contracts	Total
Foreign exchange contracts	$(446,129)	$(446,129)

Total	$(446,129)	$(446,129)

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Forward Foreign Currency Contracts	Total
Foreign exchange contracts	$1,163,555	$1,163,555

Total	$1,163,555	$1,163,555

^ This Portfolio held forward foreign currency contracts for hedging.

The Portfolio held forward foreign currency contracts with an average settlement value of approximately $37,639,000 during the six months ended June 30, 2021.

The following table presents the Portfolio’s gross derivative assets and liabilities by counterparty net of amounts available for offset under netting arrangements and any related collateral received or pledged by the Portfolio as of June 30, 2021:

Counterparty	Gross Amount of Derivative Assets Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Received	Net Amount Due from Counterparty
Brown Brothers Harriman & Co.	$7,537	$(3,149)	$—	$4,388
Citibank NA	9,307	(138)	—	9,169
Merrill Lynch International	99,735	(481)	—	99,254
Morgan Stanley	742	(742)	—	—
State Street Bank & Trust	34,826	(34,826)	—	—

Total	$152,147	$(39,336)	$—	$112,811

Counterparty	Gross Amount of Derivative Liabilities Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Pledged*	Net Amount Due to Counterparty
BNP Paribas	$1,839	$—	$—	$1,839
Brown Brothers Harriman & Co.	3,149	(3,149)	—	—
Citibank NA	138	(138)	—	—
HSBC Bank plc	40,294	—	—	40,294
Merrill Lynch International	481	(481)	—	—
Morgan Stanley	2,772	(742)	(2,030)	—
State Street Bank & Trust	37,365	(34,826)	—	2,539

Total	$86,038	$(39,336)	$(2,030)	$44,672

(a)	For financial reporting purposes the Portfolio does not offset derivative assets and derivative liabilities subject to master netting arrangements in the Statement of Assets and Liabilities.
*	The table above does not include the additional collateral pledged to the counterparty. Total additional collateral pledged is $7,970.

Investment security transactions for the six months ended June 30, 2021 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$18,597,466
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$22,224,920

As of June 30, 2021, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$40,117,071
Aggregate gross unrealized depreciation	(3,115,105)

Net unrealized appreciation	$37,001,966

Federal income tax cost of investments in securities and derivative instruments, if applicable	$163,200,891

See Notes to Financial Statements.

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STATEMENT OF ASSETS AND LIABILITIES

June 30, 2021 (Unaudited)

ASSETS
Investments in Securities, at value (Cost $163,864,083)	$200,136,748
Cash	1,995,983
Cash held as collateral for forward foreign currency contracts	10,000
Dividends, interest and other receivables	413,014
Receivable for Portfolio shares sold	178,594
Unrealized appreciation on forward foreign currency contracts	152,147
Receivable for securities sold	101,977
Other assets	2,264

Total assets	202,990,727

LIABILITIES
Investment management fees payable	106,787
Unrealized depreciation on forward foreign currency contracts	86,038
Distribution fees payable – Class IB	42,312
Payable for Portfolio shares redeemed	18,021
Administrative fees payable	15,552
Accrued expenses	61,706

Total liabilities	330,416

NET ASSETS	$202,660,311

Net assets were comprised of:
Paid in capital	$164,693,313
Total distributable earnings (loss)	37,966,998

Net assets	$202,660,311

Class IB
Net asset value, offering and redemption price per share, $202,602,509 / 5,565,521 shares outstanding (unlimited amount authorized: $0.01 par value)	$36.40

Class K
Net asset value, offering and redemption price per share, $57,802 / 1,556 shares outstanding (unlimited amount authorized: $0.01 par value)	$37.15

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2021 (Unaudited)

INVESTMENT INCOME
Dividends (net of $120,793 foreign withholding tax)	$3,249,991
Interest	109

Total income	3,250,100

EXPENSES
Investment management fees	732,135
Distribution fees – Class IB	250,660
Administrative fees	92,760
Professional fees	29,563
Custodian fees	28,929
Printing and mailing expenses	15,521
Trustees’ fees	2,581
Miscellaneous	4,803

Gross expenses	1,156,952
Less: Waiver from investment manager	(103,758)

Net expenses	1,053,194

NET INVESTMENT INCOME (LOSS)	2,196,906

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	1,153,256
Forward foreign currency contracts	(446,129)
Foreign currency transactions	(4,705)

Net realized gain (loss)	702,422

Change in unrealized appreciation (depreciation) on:
Investments in securities	1,693,425
Forward foreign currency contracts	1,163,555
Foreign currency translations	(3,723)

Net change in unrealized appreciation (depreciation)	2,853,257

NET REALIZED AND UNREALIZED GAIN (LOSS)	3,555,679

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$5,752,585

See Notes to Financial Statements.

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STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31, 2020
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$2,196,906	$3,315,012
Net realized gain (loss)	702,422	1,564,062
Net change in unrealized appreciation (depreciation)	2,853,257	4,708,993

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	5,752,585	9,588,067

Distributions to shareholders:
Class IB	—	(6,559,362)
Class K	—	(1,870)

Total distributions to shareholders	—	(6,561,232)

Tax return of capital:
Class IB	—	(413,714)
Class K	—	(124)

Total	—	(413,838)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 210,227 and 510,604 shares, respectively ]	7,534,301	16,904,071
Capital shares issued in reinvestment of dividends and distributions [ 0 and 202,818 shares, respectively ]	—	6,973,076
Capital shares repurchased [ (361,789) and (933,206) shares, respectively ]	(12,940,072)	(30,528,948)

Total Class IB transactions	(5,405,771)	(6,651,801)

Class K
Capital shares sold [ 19 and 40 shares, respectively ]	708	1,338
Capital shares issued in reinvestment of dividends and distributions [ 0 and 57 shares, respectively ]	—	1,994
Capital shares repurchased [ (22) and (49) shares, respectively ]	(797)	(1,622)

Total Class K transactions	(89)	1,710

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(5,405,860)	(6,650,091)

TOTAL INCREASE (DECREASE) IN NET ASSETS	346,725	(4,037,094)
NET ASSETS:
Beginning of period	202,313,586	206,350,680

End of period	$202,660,311	$202,313,586

See Notes to Financial Statements.

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FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31,				October 22, 2018* to December 31, 2018
Class IB			2020		2019
Net asset value, beginning of period	$35.38		$34.75		$28.70		$29.84

Income (loss) from investment operations:
Net investment income (loss) (e)	0.39		0.57		0.66		0.12
Net realized and unrealized gain (loss)	0.63		1.32		6.40		(1.11)

Total from investment operations	1.02		1.89		7.06		(0.99)

Less distributions:
Dividends from net investment income	—		(0.63)		(0.81)		(0.15)
Distributions from net realized gains	—		(0.56)		(0.20)		—
Return of capital	—		(0.07)		—		—

Total dividends and distributions	—		(1.26)		(1.01)		(0.15)

Net asset value, end of period	$36.40		$35.38		$34.75		$28.70

Total return (b)	2.88%		5.55%		24.69%		(3.35)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$202,603		$202,257		$206,297		$169,124
Ratio of expenses to average net assets:
After waivers (a)(f)	1.05	%(j)	1.05	%(j)	1.05	%(j)	1.05	%(j)
Before waivers (a)(f)	1.15%		1.17%		1.18%		1.19%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	2.19%		1.74%		1.99%		2.11	%(l)
Before waivers (a)(f)	2.09%		1.62%		1.86%		1.97	%(l)
Portfolio turnover rate^	9	%(z)	36%		30%		10	%(z)

	Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31,				October 22, 2018* to December 31, 2018
Class K			2020		2019
Net asset value, beginning of period	$36.05		$35.38		$29.20		$30.36

Income (loss) from investment operations:
Net investment income (loss) (e)	0.44		0.67		0.75		0.14
Net realized and unrealized gain (loss)	0.66		1.34		6.52		(1.14)

Total from investment operations	1.10		2.01		7.27		(1.00)

Less distributions:
Dividends from net investment income	—		(0.69)		(0.89)		(0.16)
Distributions from net realized gains	—		(0.56)		(0.20)		—
Return of capital	—		(0.09)		—		—

Total dividends and distributions	—		(1.34)		(1.09)		(0.16)

Net asset value, end of period	$37.15		$36.05		$35.38		$29.20

Total return (b)	3.05%		5.80%		25.01%		(3.31)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$58		$56		$53		$43
Ratio of expenses to average net assets:
After waivers (a)(f)	0.80	%(j)	0.80	%(j)	0.80	%(j)	0.80	%(j)
Before waivers (a)(f)	0.90%		0.92%		0.93%		0.94%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	2.44%		1.99%		2.24%		2.36	%(l)
Before waivers (a)(f)	2.34%		1.86%		2.11%		2.23	%(l)
Portfolio turnover rate^	9	%(z)	36%		30%		10	%(z)

See Notes to Financial Statements.

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FINANCIAL HIGHLIGHTS (Continued)

*	Commencement of Operations.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized. Certain non-recurring expenses incurred by the Portfolio are not annualized periods less than one year.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.05% for Class IB and 0.80% for Class K.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

1110

EQ/MID CAP INDEX PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2021	% of Net Assets
Industrials	17.9%
Financials	15.1
Consumer Discretionary	14.7
Information Technology	14.3
Health Care	11.0
Real Estate	9.5
Materials	6.3
Consumer Staples	3.4
Utilities	3.3
Energy	2.1
Communication Services	1.8
Repurchase Agreements	0.3
Investment Company	0.1
Cash and Other	0.2

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IA and Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2021 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/21	Ending Account Value 6/30/21	Expenses Paid During Period* 1/1/21 - 6/30/21
Class IA
Actual	$1,000.00	$1,172.10	$3.78
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.31	3.52
Class IB
Actual	1,000.00	1,172.20	3.78
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.31	3.52
Class K
Actual	1,000.00	1,173.30	2.44
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.55	2.27

* Expenses are equal to the Portfolio’s Class IA, Class IB and Class K shares annualized expense ratio of 0.70%, 0.70% and 0.45%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

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EQ/MID CAP INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (1.8%)
Diversified Telecommunication Services (0.2%)
Iridium Communications, Inc.*	123,499	$4,938,725

Entertainment (0.2%)
Cinemark Holdings, Inc.*	112,827	2,476,553
World Wrestling Entertainment, Inc., Class A	48,809	2,825,553

		5,302,106

Interactive Media & Services (0.3%)
TripAdvisor, Inc.*	100,729	4,059,379
Yelp, Inc.*	73,646	2,942,894

		7,002,273

Media (1.0%)
Cable One, Inc.	5,742	10,983,355
John Wiley & Sons, Inc., Class A	45,505	2,738,491
New York Times Co. (The), Class A	151,597	6,602,049
TEGNA, Inc.	229,680	4,308,797

		24,632,692

Wireless Telecommunication Services (0.1%)
Telephone and Data Systems, Inc.	104,085	2,358,566

Total Communication Services		44,234,362

Consumer Discretionary (14.7%)
Auto Components (1.7%)
Adient plc*	98,260	4,441,352
Dana, Inc.	151,200	3,592,512
Fox Factory Holding Corp.*	43,700	6,802,342
Gentex Corp.	254,757	8,429,909
Goodyear Tire & Rubber Co. (The)*	293,882	5,040,076
Lear Corp.	57,210	10,027,769
Visteon Corp.*	29,150	3,525,401

		41,859,361

Automobiles (0.6%)
Harley-Davidson, Inc.	160,300	7,344,946
Thor Industries, Inc.	57,940	6,547,220

		13,892,166

Diversified Consumer Services (1.1%)
Adtalem Global Education, Inc.*	52,385	1,867,001
Graham Holdings Co., Class B	4,270	2,706,753
Grand Canyon Education, Inc.*	49,000	4,408,530
H&R Block, Inc.	191,800	4,503,464
Service Corp. International	177,177	9,494,916
Strategic Education, Inc.	25,480	1,938,009
WW International, Inc.*	49,730	1,797,242

		26,715,915

Hotels, Restaurants & Leisure (2.8%)
Boyd Gaming Corp.*	84,150	5,174,383
Choice Hotels International, Inc. (x)	30,246	3,595,040
Churchill Downs, Inc.	36,249	7,186,727
Cracker Barrel Old Country Store, Inc.	24,850	3,689,231
Jack in the Box, Inc.	23,833	2,655,949
Marriott Vacations Worldwide Corp.*	43,060	6,859,458
Papa John’s International, Inc.	34,421	3,594,929
Scientific Games Corp., Class A*	58,870	4,558,893
Six Flags Entertainment Corp.*	79,201	3,427,819
Texas Roadhouse, Inc.	68,380	6,578,156
Travel + Leisure Co.	89,820	5,339,799
Wendy’s Co. (The)	187,191	4,384,013
Wingstop, Inc.	31,100	4,902,293
Wyndham Hotels & Resorts, Inc.	97,430	7,043,215

		68,989,905

Household Durables (1.5%)
Helen of Troy Ltd.*	25,490	5,814,779
KB Home	93,030	3,788,182
Taylor Morrison Home Corp., Class A*	134,664	3,557,823
Tempur Sealy International, Inc.	199,640	7,823,891
Toll Brothers, Inc.	117,093	6,769,146
TopBuild Corp.*	34,536	6,830,530
Tri Pointe Homes, Inc.*	124,660	2,671,464

		37,255,815

Leisure Products (1.4%)
Brunswick Corp.	81,325	8,101,596
Callaway Golf Co.*	122,460	4,130,576
Mattel, Inc.*	364,058	7,317,566
Polaris, Inc.	60,880	8,338,125
YETI Holdings, Inc.*	78,343	7,193,454

		35,081,317

Multiline Retail (0.7%)
Kohl’s Corp.	164,800	9,082,128
Nordstrom, Inc.*	113,840	4,163,129
Ollie’s Bargain Outlet Holdings, Inc.*	59,470	5,003,211

		18,248,468

Specialty Retail (3.1%)
American Eagle Outfitters, Inc. (x)	156,337	5,867,328
AutoNation, Inc.*	57,640	5,464,848
Dick’s Sporting Goods, Inc.	68,766	6,889,666
Five Below, Inc.*	58,410	11,288,901
Foot Locker, Inc. (x)	108,905	6,711,815
Lithia Motors, Inc., Class A	31,143	10,701,980
Murphy USA, Inc.	26,550	3,540,973
RH*	17,148	11,643,492
Urban Outfitters, Inc.*	71,580	2,950,528
Williams-Sonoma, Inc.	80,061	12,781,739

		77,841,270

Textiles, Apparel & Luxury Goods (1.8%)
Capri Holdings Ltd.*	157,901	9,030,358
Carter’s, Inc.	46,050	4,750,979
Columbia Sportswear Co.	31,890	3,136,700
Crocs, Inc.*	68,459	7,976,843
Deckers Outdoor Corp.*	29,463	11,315,854

See Notes to Financial Statements.

1112

EQ ADVISORS TRUST

EQ/MID CAP INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Skechers USA, Inc., Class A*	142,920	$7,121,704

		43,332,438

Total Consumer Discretionary		363,216,655

Consumer Staples (3.4%)
Beverages (0.4%)
Boston Beer Co., Inc. (The), Class A*	9,634	9,834,387

Food & Staples Retailing (0.8%)
BJ’s Wholesale Club Holdings, Inc.*	143,513	6,828,349
Casey’s General Stores, Inc.	38,666	7,525,950
Grocery Outlet Holding Corp.*	90,599	3,140,161
Sprouts Farmers Market, Inc.*	123,350	3,065,248

		20,559,708

Food Products (1.9%)
Darling Ingredients, Inc.*	169,995	11,474,662
Flowers Foods, Inc.	205,866	4,981,957
Hain Celestial Group, Inc. (The)*	85,644	3,436,037
Ingredion, Inc.	70,219	6,354,819
Lancaster Colony Corp.	20,498	3,966,568
Pilgrim’s Pride Corp.*	50,900	1,128,962
Post Holdings, Inc.*	62,634	6,793,910
Sanderson Farms, Inc.	20,780	3,906,017
Tootsie Roll Industries, Inc. (x)	18,547	628,929
TreeHouse Foods, Inc.*	58,440	2,601,749

		45,273,610

Household Products (0.1%)
Energizer Holdings, Inc.	60,768	2,611,809

Personal Products (0.2%)
Coty, Inc., Class A*	296,700	2,771,178
Nu Skin Enterprises, Inc., Class A	53,100	3,008,115

		5,779,293

Total Consumer Staples		84,058,807

Energy (2.1%)
Energy Equipment & Services (0.2%)
ChampionX Corp.*	194,924	4,999,801

Oil, Gas & Consumable Fuels (1.9%)
Antero Midstream Corp.	299,230	3,109,000
Cimarex Energy Co.	107,472	7,786,346
CNX Resources Corp.*	229,730	3,138,112
EQT Corp.*	291,580	6,490,571
Equitrans Midstream Corp.	426,510	3,629,600
HollyFrontier Corp.	157,778	5,190,896
Murphy Oil Corp.	150,900	3,512,952
Targa Resources Corp.	240,904	10,708,183
World Fuel Services Corp.	66,010	2,094,497

		45,660,157

Total Energy		50,659,958

Financials (15.1%)
Banks (6.9%)
Associated Banc-Corp.	159,826	3,273,237
BancorpSouth Bank	100,749	2,854,219
Bank of Hawaii Corp.	41,968	3,534,545
Bank OZK	126,350	5,326,916
Cathay General Bancorp	78,097	3,073,898
CIT Group, Inc.	103,165	5,322,282
Commerce Bancshares, Inc.	110,137	8,211,815
Cullen/Frost Bankers, Inc.	58,756	6,580,672
East West Bancorp, Inc.	147,976	10,608,399
First Financial Bankshares, Inc.	148,678	7,304,550
First Horizon Corp.	580,841	10,036,932
FNB Corp.	336,150	4,144,730
Fulton Financial Corp.	169,717	2,678,134
Glacier Bancorp, Inc.	99,760	5,494,781
Hancock Whitney Corp.	90,644	4,028,219
Home BancShares, Inc.	158,840	3,920,171
International Bancshares Corp.	58,222	2,500,053
PacWest Bancorp	122,062	5,024,072
Pinnacle Financial Partners, Inc.	79,415	7,011,550
Prosperity Bancshares, Inc.	97,167	6,976,591
Signature Bank	59,708	14,667,270
Sterling Bancorp	202,230	5,013,282
Synovus Financial Corp.	155,382	6,818,162
Texas Capital Bancshares, Inc.*	52,798	3,352,145
Trustmark Corp.	66,303	2,042,132
UMB Financial Corp.	45,387	4,223,714
Umpqua Holdings Corp.	230,490	4,252,541
United Bankshares, Inc.	134,881	4,923,157
Valley National Bancorp	424,154	5,696,388
Webster Financial Corp.	94,402	5,035,403
Wintrust Financial Corp.	59,440	4,495,447

		168,425,407

Capital Markets (2.6%)
Affiliated Managers Group, Inc.	44,600	6,877,766
Evercore, Inc., Class A	43,930	6,184,026
FactSet Research Systems, Inc.	39,720	13,330,429
Federated Hermes, Inc., Class B	98,335	3,334,540
Interactive Brokers Group, Inc., Class A	84,484	5,553,133
Janus Henderson Group plc	178,372	6,922,617
Jefferies Financial Group, Inc.	211,683	7,239,559
SEI Investments Co.	124,572	7,719,727
Stifel Financial Corp.	109,725	7,116,764

		64,278,561

Consumer Finance (0.8%)
FirstCash, Inc.	42,920	3,280,805
LendingTree, Inc.*	11,381	2,411,406
Navient Corp.	192,180	3,714,839
PROG Holdings, Inc.	70,736	3,404,524
SLM Corp.	350,415	7,337,690

		20,149,264

Insurance (4.1%)
Alleghany Corp.*	14,717	9,817,269
American Financial Group, Inc.	73,239	9,134,368
Brighthouse Financial, Inc.*	91,347	4,159,942
Brown & Brown, Inc.	244,842	13,010,904
CNO Financial Group, Inc.	140,754	3,324,610
First American Financial Corp.	114,834	7,159,900
Hanover Insurance Group, Inc. (The)	38,044	5,160,288
Kemper Corp.	64,301	4,751,844

See Notes to Financial Statements.

1113

EQ ADVISORS TRUST

EQ/MID CAP INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Kinsale Capital Group, Inc.	22,432	$3,696,121
Mercury General Corp.	27,786	1,804,701
Old Republic International Corp.	295,757	7,367,307
Primerica, Inc.	41,200	6,309,368
Reinsurance Group of America, Inc.	71,126	8,108,364
RenaissanceRe Holdings Ltd.	53,094	7,901,449
RLI Corp.	41,551	4,345,819
Selective Insurance Group, Inc.	62,640	5,083,236

		101,135,490

Thrifts & Mortgage Finance (0.7%)
Essent Group Ltd.	117,989	5,303,606
MGIC Investment Corp.	354,017	4,814,631
New York Community Bancorp, Inc.	487,005	5,366,795
Washington Federal, Inc.	77,553	2,464,634

		17,949,666

Total Financials		371,938,388

Health Care (11.0%)
Biotechnology (1.8%)
Arrowhead Pharmaceuticals, Inc.*	108,530	8,988,455
Emergent BioSolutions, Inc.*	47,348	2,982,450
Exelixis, Inc.*	326,210	5,943,546
Halozyme Therapeutics, Inc.*	132,891	6,034,580
Ligand Pharmaceuticals, Inc.*	17,380	2,280,082
Neurocrine Biosciences, Inc.*	98,224	9,559,160
United Therapeutics Corp.*	46,558	8,352,971

		44,141,244

Health Care Equipment & Supplies (3.4%)
Envista Holdings Corp.*	167,328	7,230,243
Globus Medical, Inc., Class A*	80,805	6,264,812
Haemonetics Corp.*	53,070	3,536,585
Hill-Rom Holdings, Inc.	69,389	7,881,896
ICU Medical, Inc.*	20,620	4,243,596
Integra LifeSciences Holdings Corp.*	74,080	5,055,219
LivaNova plc*	50,841	4,276,236
Masimo Corp.*	53,237	12,907,311
Neogen Corp.*	112,280	5,169,371
NuVasive, Inc.*	53,700	3,639,786
Penumbra, Inc.*	35,460	9,718,168
Quidel Corp.*	40,290	5,161,955
STAAR Surgical Co.*	48,671	7,422,327

		82,507,505

Health Care Providers & Services (3.0%)
Acadia Healthcare Co., Inc.*	93,090	5,841,397
Amedisys, Inc.*	34,428	8,432,450
Chemed Corp.	16,780	7,962,110
Encompass Health Corp.	103,800	8,099,514
HealthEquity, Inc.*	86,668	6,975,041
LHC Group, Inc.*	33,051	6,618,793
Molina Healthcare, Inc.*	60,710	15,363,273
Patterson Cos., Inc.	90,890	2,762,147
Progyny, Inc.*	38,275	2,258,225
R1 RCM, Inc.*	144,065	3,204,006
Tenet Healthcare Corp.*	111,070	7,440,579

		74,957,535

Life Sciences Tools & Services (2.2%)
Bio-Techne Corp.	40,599	18,280,106
Medpace Holdings, Inc.*	28,800	5,086,944
PRA Health Sciences, Inc.*	67,540	11,158,283
Repligen Corp.*	53,240	10,627,769
Syneos Health, Inc.*	105,749	9,463,478

		54,616,580

Pharmaceuticals (0.6%)
Jazz Pharmaceuticals plc*	62,900	11,173,556
Nektar Therapeutics*	190,434	3,267,848

		14,441,404

Total Health Care		270,664,268

Industrials (17.9%)
Aerospace & Defense (1.1%)
Axon Enterprise, Inc.*	66,677	11,788,493
Curtiss-Wright Corp.	42,830	5,086,491
Hexcel Corp.*	87,360	5,451,264
Mercury Systems, Inc.*	58,650	3,887,322

		26,213,570

Air Freight & Logistics (0.6%)
XPO Logistics, Inc.*	106,854	14,947,806

Airlines (0.2%)
JetBlue Airways Corp.*	330,406	5,544,213

Building Products (2.0%)
Builders FirstSource, Inc.*	215,834	9,207,479
Lennox International, Inc.	35,924	12,602,139
Owens Corning	109,710	10,740,609
Simpson Manufacturing Co., Inc.	45,344	5,007,791
Trex Co., Inc.*	121,056	12,373,134

		49,931,152

Commercial Services & Supplies (1.8%)
Brink’s Co. (The)	51,770	3,978,007
Clean Harbors, Inc.*	52,686	4,907,174
Healthcare Services Group, Inc.	78,050	2,464,038
Herman Miller, Inc.	61,636	2,905,521
IAA, Inc.*	140,620	7,669,415
KAR Auction Services, Inc.*	135,560	2,379,078
MSA Safety, Inc.	38,037	6,298,166
Stericycle, Inc.*	95,758	6,851,485
Tetra Tech, Inc.	56,671	6,916,129

		44,369,013

Construction & Engineering (1.3%)
AECOM*	154,481	9,781,737
Dycom Industries, Inc.*	32,020	2,386,451
EMCOR Group, Inc.	57,340	7,063,714
Fluor Corp.*	130,991	2,318,541
MasTec, Inc.*	59,000	6,259,900
Valmont Industries, Inc.	22,240	5,249,752

		33,060,095

See Notes to Financial Statements.

1114

EQ ADVISORS TRUST

EQ/MID CAP INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Electrical Equipment (1.7%)
Acuity Brands, Inc.	37,690	$7,049,161
EnerSys	44,600	4,358,758
Hubbell, Inc.	56,777	10,608,215
nVent Electric plc	175,880	5,494,491
Regal Beloit Corp.	42,529	5,678,047
Sunrun, Inc.*	167,367	9,335,731

		42,524,403

Industrial Conglomerates (0.4%)
Carlisle Cos., Inc.	55,734	10,666,373

Machinery (5.2%)
AGCO Corp.	64,538	8,414,465
Colfax Corp.*	120,520	5,521,021
Crane Co.	51,680	4,773,682
Donaldson Co., Inc.	131,879	8,378,273
Flowserve Corp.	136,200	5,491,584
Graco, Inc.	176,443	13,356,735
ITT, Inc.	90,487	8,287,704
Kennametal, Inc.	87,262	3,134,451
Lincoln Electric Holdings, Inc.	62,411	8,220,153
Middleby Corp. (The)*	58,240	10,090,662
Nordson Corp.	56,493	12,400,778
Oshkosh Corp.	71,501	8,911,885
Terex Corp.	72,562	3,455,402
Timken Co. (The)	71,225	5,740,023
Toro Co. (The)	112,510	12,362,599
Trinity Industries, Inc.	85,789	2,306,866
Woodward, Inc.	61,325	7,535,616

		128,381,899

Marine (0.2%)
Kirby Corp.*	62,787	3,807,404

Professional Services (1.6%)
ASGN, Inc.*	55,440	5,373,799
CACI International, Inc., Class A*	26,424	6,741,291
FTI Consulting, Inc.*	35,790	4,889,272
Insperity, Inc.	37,161	3,358,240
KBR, Inc.	147,261	5,618,007
ManpowerGroup, Inc.	57,486	6,835,660
Science Applications International Corp.	60,828	5,336,440

		38,152,709

Road & Rail (0.9%)
Avis Budget Group, Inc.*	54,070	4,211,512
Knight-Swift Transportation Holdings, Inc.	128,136	5,825,063
Landstar System, Inc.	40,127	6,340,869
Ryder System, Inc.	56,140	4,172,886
Werner Enterprises, Inc.	59,723	2,658,868

		23,209,198

Trading Companies & Distributors (0.9%)
GATX Corp. (x)	36,709	3,247,645
MSC Industrial Direct Co., Inc., Class A	48,884	4,386,361
Univar Solutions, Inc.*	177,090	4,317,454
Watsco, Inc.	34,443	9,872,742

		21,824,202

Total Industrials		442,632,037

Information Technology (14.3%)
Communications Equipment (0.9%)
Ciena Corp.*	162,193	9,227,160
Lumentum Holdings, Inc.*	79,096	6,488,245
NetScout Systems, Inc.*	76,740	2,190,159
Viasat, Inc.*	71,070	3,542,129

		21,447,693

Electronic Equipment, Instruments & Components (3.2%)
Arrow Electronics, Inc.*	78,030	8,882,155
Avnet, Inc.	104,008	4,168,641
Belden, Inc.	46,690	2,361,113
Cognex Corp.	184,111	15,474,530
Coherent, Inc.*	25,550	6,753,887
II-VI, Inc. (x)*	109,528	7,950,638
Jabil, Inc.	141,560	8,227,467
Littelfuse, Inc.	25,679	6,542,752
National Instruments Corp.	137,579	5,816,840
SYNNEX Corp.	43,149	5,253,822
Vishay Intertechnology, Inc.	138,640	3,126,332
Vontier Corp.	176,200	5,740,596

		80,298,773

IT Services (1.7%)
Alliance Data Systems Corp.	51,930	5,410,587
Concentrix Corp.*	43,449	6,986,599
Genpact Ltd.	182,964	8,312,055
LiveRamp Holdings, Inc.*	69,974	3,278,282
MAXIMUS, Inc.	64,270	5,653,832
Sabre Corp.*	331,809	4,140,976
WEX, Inc.*	46,247	8,967,293

		42,749,624

Semiconductors & Semiconductor Equipment (4.1%)
Amkor Technology, Inc.	111,958	2,650,046
Brooks Automation, Inc.	77,621	7,395,729
Cirrus Logic, Inc.*	60,710	5,167,635
CMC Materials, Inc.	30,475	4,593,801
Cree, Inc.*	120,462	11,796,844
First Solar, Inc.*	88,672	8,025,703
Lattice Semiconductor Corp.*	142,744	8,019,358
MKS Instruments, Inc.	57,770	10,280,171
Semtech Corp.*	67,951	4,675,029
Silicon Laboratories, Inc.*	45,910	7,035,707
SolarEdge Technologies, Inc.*	53,981	14,918,729
Synaptics, Inc.*	36,490	5,677,114
Universal Display Corp.	44,838	9,968,833

		100,204,699

Software (4.0%)
ACI Worldwide, Inc.*	122,463	4,548,276
Aspen Technology, Inc.*	70,984	9,763,139
Blackbaud, Inc.*	50,560	3,871,379
CDK Global, Inc.	127,257	6,323,400
Ceridian HCM Holding, Inc.*	136,924	13,133,750
CommVault Systems, Inc.*	49,103	3,838,382
Envestnet, Inc.*	57,016	4,325,234
Fair Isaac Corp.*	30,637	15,400,607
j2 Global, Inc.*	44,360	6,101,718
Manhattan Associates, Inc.*	66,710	9,662,276
Paylocity Holding Corp.*	39,276	7,493,861
Qualys, Inc.*	35,220	3,546,302

See Notes to Financial Statements.

1115

EQ ADVISORS TRUST

EQ/MID CAP INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Sailpoint Technologies Holdings, Inc.*	95,587	$4,881,628
Teradata Corp.*	113,915	5,692,333

		98,582,285

Technology Hardware, Storage & Peripherals (0.4%)
NCR Corp.*	136,050	6,205,240
Xerox Holdings Corp.	174,500	4,099,005

		10,304,245

Total Information Technology		353,587,319

Materials (6.3%)
Chemicals (2.6%)
Ashland Global Holdings, Inc.	57,047	4,991,612
Avient Corp.	95,415	4,690,601
Cabot Corp.	59,145	3,367,125
Chemours Co. (The)	172,710	6,010,308
Ingevity Corp.*	42,360	3,446,410
Minerals Technologies, Inc.	35,379	2,783,266
NewMarket Corp.	7,724	2,486,974
Olin Corp.	149,292	6,906,248
RPM International, Inc.	136,062	12,065,978
Scotts Miracle-Gro Co. (The)	42,555	8,167,156
Sensient Technologies Corp.	44,292	3,833,916
Valvoline, Inc.	189,662	6,156,428

		64,906,022

Construction Materials (0.3%)
Eagle Materials, Inc.	43,914	6,240,619

Containers & Packaging (0.9%)
AptarGroup, Inc.	68,130	9,595,429
Greif, Inc., Class A	27,651	1,674,268
Silgan Holdings, Inc.	81,692	3,390,218
Sonoco Products Co.	104,982	7,023,296

		21,683,211

Metals & Mining (2.2%)
Cleveland-Cliffs, Inc. (x)*	479,923	10,347,140
Commercial Metals Co.	125,513	3,855,759
Compass Minerals International, Inc.	35,459	2,101,300
Reliance Steel & Aluminum Co.	66,571	10,045,564
Royal Gold, Inc.	68,625	7,830,113
Steel Dynamics, Inc.	209,604	12,492,398
United States Steel Corp.	274,489	6,587,736
Worthington Industries, Inc.	36,000	2,202,480

		55,462,490

Paper & Forest Products (0.3%)
Louisiana-Pacific Corp.	111,376	6,714,859

Total Materials		155,007,201

Real Estate (9.5%)
Equity Real Estate Investment Trusts (REITs) (9.1%)
American Campus Communities, Inc. (REIT)	143,926	6,724,223
Apartment Income REIT Corp. (REIT)	155,653	7,382,622
Brixmor Property Group, Inc. (REIT)	310,289	7,102,515
Camden Property Trust (REIT)	102,029	13,536,187
CoreSite Realty Corp. (REIT)	44,700	6,016,620
Corporate Office Properties Trust (REIT)	117,242	3,281,604
Cousins Properties, Inc. (REIT)	155,322	5,712,743
CyrusOne, Inc. (REIT)	125,982	9,010,233
Douglas Emmett, Inc. (REIT)	172,480	5,798,778
EastGroup Properties, Inc. (REIT)	41,473	6,820,235
EPR Properties (REIT)*	78,150	4,116,942
First Industrial Realty Trust, Inc. (REIT)	135,020	7,052,095
Healthcare Realty Trust, Inc. (REIT)	146,085	4,411,767
Highwoods Properties, Inc. (REIT)	108,674	4,908,805
Hudson Pacific Properties, Inc. (REIT)	157,814	4,390,385
JBG SMITH Properties (REIT)	115,510	3,639,720
Kilroy Realty Corp. (REIT)	110,700	7,709,148
Lamar Advertising Co. (REIT), Class A	90,431	9,442,805
Life Storage, Inc. (REIT)	78,955	8,475,819
Macerich Co. (The) (REIT)	176,074	3,213,350
Medical Properties Trust, Inc. (REIT)	606,485	12,190,348
National Retail Properties, Inc. (REIT)	183,282	8,592,260
National Storage Affiliates Trust (REIT)	67,074	3,391,261
Omega Healthcare Investors, Inc. (REIT)	242,328	8,794,083
Park Hotels & Resorts, Inc. (REIT)*	247,137	5,093,493
Pebblebrook Hotel Trust (REIT)	137,319	3,233,862
Physicians Realty Trust (REIT)	220,195	4,067,002
PotlatchDeltic Corp. (REIT)	69,978	3,719,331
PS Business Parks, Inc. (REIT)	20,966	3,104,645
Rayonier, Inc. (REIT)	144,045	5,175,537
Rexford Industrial Realty, Inc. (REIT)	137,380	7,823,791
Sabra Health Care REIT, Inc. (REIT)	220,309	4,009,624
SL Green Realty Corp. (REIT) (x)	72,500	5,800,000
Spirit Realty Capital, Inc. (REIT)	120,068	5,744,053
STORE Capital Corp. (REIT)	250,825	8,655,971
Urban Edge Properties (REIT)	114,970	2,195,927
Weingarten Realty Investors (REIT)	125,567	4,026,934

		224,364,718

Real Estate Management & Development (0.4%)
Jones Lang LaSalle, Inc.*	53,517	10,460,433

Total Real Estate		234,825,151

Utilities (3.3%)
Electric Utilities (1.0%)
ALLETE, Inc.	54,270	3,797,815
Hawaiian Electric Industries, Inc.	114,103	4,824,275
IDACORP, Inc.	52,749	5,143,027

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
OGE Energy Corp.	209,149	$7,037,864
PNM Resources, Inc.	89,765	4,377,839

		25,180,820

Gas Utilities (1.3%)
National Fuel Gas Co.	95,330	4,980,992
New Jersey Resources Corp.	100,570	3,979,555
ONE Gas, Inc.	55,640	4,124,037
Southwest Gas Holdings, Inc.	59,840	3,960,810
Spire, Inc.	53,979	3,901,062
UGI Corp.	218,094	10,099,933

		31,046,389

Multi-Utilities (0.6%)
Black Hills Corp.	65,602	4,305,459
MDU Resources Group, Inc.	209,620	6,569,491
NorthWestern Corp.	52,900	3,185,638

		14,060,588

Water Utilities (0.4%)
Essential Utilities, Inc.	233,439	10,668,162

Total Utilities		80,955,959

Total Common Stocks (99.4%) (Cost $1,403,314,979)		2,451,780,105

SHORT-TERM INVESTMENTS:
Investment Company (0.1%)
BlackRock Liquidity FedFund, Institutional Shares (xx)	2,000,000	2,000,000

	Principal Amount	Value (Note 1)
Repurchase Agreements (0.3%)
Citigroup Global Markets, Inc., 0.07%, dated 6/30/21, due 7/1/21, repurchase price $5,678,887, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-5.000%, maturing 4/30/22-2/15/42; total market value $5,792,454. (xx)	$5,678,876	5,678,876
Deutsche Bank AG, 0.17%, dated 6/30/21, due 7/1/21, repurchase price $100,000, collateralized by various Foreign Government Agency Securities, ranging from 0.125%-1.875%, maturing 2/12/22-2/15/23; total market value $102,004. (xx)	100,000	100,000
HSBC Bank plc, 0.10%, dated 6/30/21, due 7/1/21, repurchase price $600,002, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-6.125%, maturing 7/15/21-2/15/50; total market value $612,247. (xx)	600,000	600,000
HSBC Bank plc, 0.10%, dated 6/30/21, due 7/1/21, repurchase price $700,002, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-6.125%, maturing 7/15/21-2/15/50; total market value $714,288. (xx)	700,000	700,000

Total Repurchase Agreements		7,078,876

Total Short-Term Investments (0.4%) (Cost $9,078,876)		9,078,876

Total Investments in Securities (99.8%) (Cost $1,412,393,855)		2,460,858,981
Other Assets Less Liabilities (0.2%)		5,945,570

Net Assets (100%)		$2,466,804,551

*	Non-income producing.
(x)	All or a portion of security is on loan at June 30, 2021.
(xx)

At June 30, 2021, the Portfolio had loaned securities with a total value of $12,889,102. This was collateralized by $4,461,581 of various U.S. Government Treasury Securities, ranging from 0.000% - 8.000%, maturing 7/8/21 - 2/15/51 and by cash of $9,078,876 which was subsequently invested in an investment company and joint repurchase agreements as detailed in the Notes to the Financial Statements.

Glossary:

USD	— United States Dollar

Futures contracts outstanding as of June 30, 2021 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P Midcap 400 E-Mini Index	51	9/2021	USD	13,731,240	(181,305)

					(181,305)

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2021:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$44,234,362	$—	$—	$44,234,362
Consumer Discretionary	363,216,655	—	—	363,216,655
Consumer Staples	84,058,807	—	—	84,058,807
Energy	50,659,958	—	—	50,659,958
Financials	371,938,388	—	—	371,938,388
Health Care	270,664,268	—	—	270,664,268
Industrials	437,140,453	5,491,584	—	442,632,037
Information Technology	353,587,319	—	—	353,587,319
Materials	155,007,201	—	—	155,007,201
Real Estate	234,825,151	—	—	234,825,151
Utilities	80,955,959	—	—	80,955,959
Short-Term Investments
Investment Company	2,000,000	—	—	2,000,000
Repurchase Agreements	—	7,078,876	—	7,078,876

Total Assets	$2,448,288,521	$12,570,460	$—	$2,460,858,981

Liabilities:
Futures	$(181,305)	$—	$—	$(181,305)

Total Liabilities	$(181,305)	$—	$—	$(181,305)

Total	$2,448,107,216	$12,570,460	$—	$2,460,677,676

Fair Values of Derivative Instruments as of June 30, 2021:

	Statement of Assets and Liabilities
Derivatives Contracts^	Liability Derivatives	Fair Value
Equity contracts	Payables, Net assets – Unrealized depreciation	$(181,305	)*

Total		$(181,305)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2021:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$4,092,679	$4,092,679

Total	$4,092,679	$4,092,679

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$(627,559)	$(627,559)

Total	$(627,559)	$(627,559)

^ This Portfolio held futures contracts as a substitute for investing in conventional securities.

The Portfolio held futures contracts with an average notional balance of approximately $16,948,000 during the six months ended June 30, 2021.

Investment security transactions for the six months ended June 30, 2021 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$210,036,759
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$262,358,534

As of June 30, 2021, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,105,124,184
Aggregate gross unrealized depreciation	(57,405,869)

Net unrealized appreciation	$1,047,718,315

Federal income tax cost of investments in securities and derivative instruments, if applicable	$1,412,959,361

See Notes to Financial Statements.

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STATEMENT OF ASSETS AND LIABILITIES

June 30, 2021 (Unaudited)

ASSETS
Investments in Securities, at value (x)
Unaffiliated Issuers (Cost $1,405,314,979)	$2,453,780,105
Repurchase Agreements (Cost $7,078,876)	7,078,876
Cash	14,106,598
Dividends, interest and other receivables	1,944,807
Due from broker for futures variation margin	770,618
Receivable for Portfolio shares sold	264,217
Securities lending income receivable	3,768
Other assets	23,659

Total assets	2,477,972,648

LIABILITIES
Payable for return of collateral on securities loaned	9,078,876
Investment management fees payable	694,040
Payable for Portfolio shares redeemed	599,354
Distribution fees payable – Class IB	472,038
Administrative fees payable	187,355
Distribution fees payable – Class IA	31,834
Accrued expenses	104,600

Total liabilities	11,168,097

NET ASSETS	$2,466,804,551

Net assets were comprised of:
Paid in capital	$1,266,891,637
Total distributable earnings (loss)	1,199,912,914

Net assets	$2,466,804,551

Class IA
Net asset value, offering and redemption price per share, $154,037,688 / 8,440,039 shares outstanding (unlimited amount authorized: $0.01 par value)	$18.25

Class IB
Net asset value, offering and redemption price per share, $2,283,557,913 / 127,605,446 shares outstanding (unlimited amount authorized: $0.01 par value)	$17.90

Class K
Net asset value, offering and redemption price per share, $29,208,950 / 1,597,502 shares outstanding (unlimited amount authorized: $0.01 par value)	$18.28

(x)	Includes value of securities on loan of $12,889,102.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2021 (Unaudited)

INVESTMENT INCOME
Dividends	$16,163,561
Interest	4,955
Securities lending (net)	37,043

Total income	16,205,559

EXPENSES
Investment management fees	4,075,739
Distribution fees – Class IB	2,763,798
Administrative fees	1,103,493
Distribution fees – Class IA	184,677
Printing and mailing expenses	76,193
Professional fees	60,563
Custodian fees	40,335
Trustees’ fees	29,664
Miscellaneous	17,487

Total expenses	8,351,949

NET INVESTMENT INCOME (LOSS)	7,853,610

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	126,237,080
Futures contracts	4,092,679

Net realized gain (loss)	130,329,759

Change in unrealized appreciation (depreciation) on:
Investments in securities	231,893,777
Futures contracts	(627,559)

Net change in unrealized appreciation (depreciation)	231,266,218

NET REALIZED AND UNREALIZED GAIN (LOSS)	361,595,977

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$369,449,587

See Notes to Financial Statements.

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STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31, 2020
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$7,853,610	$16,154,911
Net realized gain (loss)	130,329,759	87,080,553
Net change in unrealized appreciation (depreciation)	231,266,218	143,241,569

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	369,449,587	246,477,033

Distributions to shareholders:
Class IA	—	(7,211,478)
Class IB	—	(116,025,045)
Class K	—	(1,486,796)

Total distributions to shareholders	—	(124,723,319)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 838,234 and 558,153 shares, respectively ]	14,384,464	7,331,089
Capital shares issued in reinvestment of dividends and distributions [ 0 and 494,006 shares, respectively ]	—	7,211,478
Capital shares repurchased [ (584,825) and (1,261,434) shares, respectively ]	(10,269,949)	(16,488,532)

Total Class IA transactions	4,114,515	(1,945,965)

Class IB
Capital shares sold [ 3,271,343 and 7,981,843 shares, respectively ]	56,789,731	99,479,030
Capital shares issued in reinvestment of dividends and distributions [ 0 and 8,103,245 shares, respectively ]	—	116,025,045
Capital shares repurchased [ (7,703,762) and (13,485,194) shares, respectively ]	(132,047,217)	(178,731,698)

Total Class IB transactions	(75,257,486)	36,772,377

Class K
Capital shares sold [ 109,921 and 119,556 shares, respectively ]	1,952,628	1,576,160
Capital shares issued in reinvestment of dividends and distributions [ 0 and 101,713 shares, respectively ]	—	1,486,796
Capital shares repurchased [ (122,153) and (496,482) shares, respectively ]	(2,125,102)	(6,652,283)

Total Class K transactions	(172,474)	(3,589,327)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(71,315,445)	31,237,085

TOTAL INCREASE (DECREASE) IN NET ASSETS	298,134,142	152,990,799
NET ASSETS:
Beginning of period	2,168,670,409	2,015,679,610

End of period	$2,466,804,551	$2,168,670,409

See Notes to Financial Statements.

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FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31,
Class IA			2020	2019	2018	2017	2016
Net asset value, beginning of period	$15.57		$14.68	$12.31	$15.35	$14.65	$12.97

Income (loss) from investment operations:
Net investment income (loss) (e)	0.06		0.12	0.13	0.14	0.11	0.16
Net realized and unrealized gain (loss)	2.62		1.68	2.98	(1.86)	2.12	2.42

Total from investment operations	2.68		1.80	3.11	(1.72)	2.23	2.58

Less distributions:
Dividends from net investment income	—		(0.11)	(0.14)	(0.15)	(0.12)	(0.15)
Distributions from net realized gains	—		(0.80)	(0.60)	(1.17)	(1.41)	(0.75)

Total dividends and distributions	—		(0.91)	(0.74)	(1.32)	(1.53)	(0.90)

Net asset value, end of period	$18.25		$15.57	$14.68	$12.31	$15.35	$14.65

Total return (b)	17.21%		12.80%	25.43%	(11.69)%	15.46%	19.89%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$154,038		$127,485	$123,215	$103,087	$119,960	$107,344
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.70%		0.72%	0.72%	0.72%	0.72%	0.72%
Before waivers and reimbursements (a)(f)	0.70%		0.72%	0.72%	0.72%	0.72%	0.72%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	0.66%		0.89%	0.94%	0.93%	0.69%	1.14%
Before waivers and reimbursements (a)(f)	0.66%		0.89%	0.94%	0.93%	0.69%	1.14%
Portfolio turnover rate^	9	%(z)	17%	17%	18%	18%	20%

	Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31,
Class IB			2020	2019	2018	2017	2016
Net asset value, beginning of period	$15.27		$14.41	$12.10	$15.11	$14.44	$12.79

Income (loss) from investment operations:
Net investment income (loss) (e)	0.06		0.12	0.13	0.14	0.11	0.15
Net realized and unrealized gain (loss)	2.57		1.65	2.92	(1.83)	2.09	2.40

Total from investment operations	2.63		1.77	3.05	(1.69)	2.20	2.55

Less distributions:
Dividends from net investment income	—		(0.11)	(0.14)	(0.15)	(0.12)	(0.15)
Distributions from net realized gains	—		(0.80)	(0.60)	(1.17)	(1.41)	(0.75)

Total dividends and distributions	—		(0.91)	(0.74)	(1.32)	(1.53)	(0.90)

Net asset value, end of period	$17.90		$15.27	$14.41	$12.10	$15.11	$14.44

Total return (b)	17.22%		12.84%	25.37%	(11.68)%	15.47%	19.92%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$2,283,558		$2,016,103	$1,864,800	$1,557,718	$1,862,819	$1,674,669
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.70%		0.72%	0.72%	0.72%	0.72%	0.72%
Before waivers and reimbursements (a)(f)	0.70%		0.72%	0.72%	0.72%	0.72%	0.72%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	0.65%		0.89%	0.94%	0.93%	0.69%	1.13%
Before waivers and reimbursements (a)(f)	0.65%		0.89%	0.94%	0.93%	0.69%	1.13%
Portfolio turnover rate^	9	%(z)	17%	17%	18%	18%	20%

See Notes to Financial Statements.

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FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31,
Class K			2020	2019	2018	2017	2016
Net asset value, beginning of period	$15.58		$14.68	$12.31	$15.35	$14.65	$12.97

Income (loss) from investment operations:
Net investment income (loss) (e)	0.08		0.15	0.17	0.18	0.14	0.19
Net realized and unrealized gain (loss)	2.62		1.70	2.97	(1.86)	2.13	2.43

Total from investment operations	2.70		1.85	3.14	(1.68)	2.27	2.62

Less distributions:
Dividends from net investment income	—		(0.15)	(0.17)	(0.19)	(0.16)	(0.19)
Distributions from net realized gains	—		(0.80)	(0.60)	(1.17)	(1.41)	(0.75)

Total dividends and distributions	—		(0.95)	(0.77)	(1.36)	(1.57)	(0.94)

Net asset value, end of period	$18.28		$15.58	$14.68	$12.31	$15.35	$14.65

Total return (b)	17.33%		13.10%	25.72%	(11.46)%	15.73%	20.20%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$29,209		$25,082	$27,665	$25,337	$33,189	$32,131
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.45%		0.47%	0.47%	0.47%	0.47%	0.47%
Before waivers and reimbursements (a)(f)	0.45%		0.47%	0.47%	0.47%	0.47%	0.47%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	0.91%		1.13%	1.19%	1.17%	0.93%	1.38%
Before waivers and reimbursements (a)(f)	0.91%		1.13%	1.18%	1.17%	0.93%	1.38%
Portfolio turnover rate^	9	%(z)	17%	17%	18%	18%	20%
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

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Sector Weightings as of June 30, 2021	% of Net Assets
Financials	15.5%
Industrials	13.8
Exchange Traded Funds	10.3
Consumer Discretionary	9.4
Real Estate	8.1
Information Technology	6.9
Health Care	6.1
Investment Companies	5.3
Materials	5.1
Utilities	4.7
Consumer Staples	3.9
Energy	3.4
Communication Services	2.4
Repurchase Agreements	0.7
Cash and Other	4.4

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IA and Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2021 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/21	Ending Account Value 6/30/21	Expenses Paid During Period* 1/1/21 - 6/30/21
Class IA
Actual	$1,000.00	$1,187.30	$4.99
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.23	4.61
Class IB
Actual	1,000.00	1,186.30	4.99
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.23	4.61
Class K
Actual	1,000.00	1,188.40	3.64
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.47	3.36

* Expenses are equal to the Portfolio’s Class IA, Class IB and Class K shares annualized expense ratio of 0.92%, 0.92% and 0.67%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

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PORTFOLIO OF INVESTMENTS

June 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (2.4%)
Diversified Telecommunication Services (0.1%)
Lumen Technologies, Inc.	163,823	$2,226,355

Entertainment (0.5%)
Liberty Media Corp.-Liberty Formula One, Class A*	3,813	162,548
Liberty Media Corp.-Liberty Formula One, Class C*	104,625	5,043,971
Live Nation Entertainment, Inc.*	12,267	1,074,467
Madison Square Garden Sports Corp., Class A*	1,721	296,993
Take-Two Interactive Software, Inc.*	13,544	2,397,559
World Wrestling Entertainment, Inc., Class A	896	51,869
Zynga, Inc., Class A*	77,502	823,846

		9,851,253

Interactive Media & Services (0.4%)
IAC/InterActiveCorp*	11,320	1,745,204
TripAdvisor, Inc.*	5,638	227,212
Twitter, Inc.*	103,420	7,116,330
Vimeo, Inc.*	1,484	72,716

		9,161,462

Media (1.4%)
Altice USA, Inc., Class A*	9,497	324,228
Cable One, Inc.	376	719,217
Discovery, Inc., Class A (x)*	24,456	750,310
Discovery, Inc., Class C*	46,953	1,360,698
DISH Network Corp., Class A*	37,056	1,548,941
Fox Corp., Class A	47,738	1,772,512
Fox Corp., Class B	22,265	783,728
Interpublic Group of Cos., Inc. (The)	58,358	1,896,051
Liberty Broadband Corp., Class A*	3,767	633,496
Liberty Broadband Corp., Class C*	22,472	3,902,488
Liberty Media Corp.-Liberty SiriusXM, Class A*	11,875	553,137
Liberty Media Corp.-Liberty SiriusXM, Class C*	24,015	1,114,056
New York Times Co. (The), Class A	24,775	1,078,951
News Corp., Class A	58,520	1,508,061
News Corp., Class B	18,492	450,280
Nexstar Media Group, Inc., Class A	5,679	839,810
Omnicom Group, Inc.	31,804	2,544,002
Sirius XM Holdings, Inc. (x)	133,454	872,789
TEGNA, Inc.	120,676	2,263,882
ViacomCBS, Inc.	86,356	3,903,291
ViacomCBS, Inc., Class A (x)	939	45,495

		28,865,423

Total Communication Services		50,104,493

Consumer Discretionary (9.4%)
Auto Components (0.9%)
Aptiv plc*	32,659	5,138,241
BorgWarner, Inc.	153,314	7,441,862
Gentex Corp.	128,524	4,252,859
Lear Corp.	8,848	1,550,877
QuantumScape Corp. (x)*	4,924	144,076

		18,527,915

Automobiles (0.1%)
Harley-Davidson, Inc.	22,585	1,034,845
Thor Industries, Inc.	14,718	1,663,134

		2,697,979

Distributors (0.2%)
Genuine Parts Co.	21,004	2,656,376
LKQ Corp.*	41,420	2,038,692

		4,695,068

Diversified Consumer Services (0.3%)
Bright Horizons Family Solutions, Inc.*	1,817	267,299
Chegg, Inc.*	4,939	410,480
frontdoor, Inc.*	4,025	200,526
Grand Canyon Education, Inc.*	6,820	613,595
H&R Block, Inc.	88,703	2,082,746
Service Corp. International	24,225	1,298,218
Terminix Global Holdings, Inc.*	18,907	902,053

		5,774,917

Hotels, Restaurants & Leisure (2.9%)
Aramark	33,707	1,255,586
Bloomin’ Brands, Inc.*	73,814	2,003,312
Boyd Gaming Corp.*	36,144	2,222,495
Caesars Entertainment, Inc.*	11,192	1,161,170
Carnival Corp.*	126,161	3,325,604
Darden Restaurants, Inc.	6,183	902,656
Denny’s Corp.*	105,687	1,742,779
Domino’s Pizza, Inc.	1,833	855,076
Hilton Worldwide Holdings, Inc.*	13,393	1,615,464
Hyatt Hotels Corp., Class A*	5,991	465,141
Marriott Vacations Worldwide Corp.*	6,165	982,084
MGM Resorts International	60,439	2,577,723
Norwegian Cruise Line Holdings Ltd.*	54,682	1,608,198
Penn National Gaming, Inc.*	21,662	1,656,926
Planet Fitness, Inc., Class A*	3,848	289,562
Red Rock Resorts, Inc., Class A*	289,463	12,302,178
Royal Caribbean Cruises Ltd.*	32,459	2,768,104
Six Flags Entertainment Corp.*	80,830	3,498,322
Travel + Leisure Co.	4,203	249,868
Vail Resorts, Inc.*	18,432	5,834,097
Wyndham Hotels & Resorts, Inc.	46,505	3,361,846
Yum China Holdings, Inc.	57,475	3,807,719
Yum! Brands, Inc.	40,434	4,651,123

		59,137,033

Household Durables (1.5%)
DR Horton, Inc.	28,920	2,613,500
Garmin Ltd.	22,421	3,242,973
Leggett & Platt, Inc.	61,634	3,193,258
Lennar Corp., Class A	58,454	5,807,405
Lennar Corp., Class B	2,393	194,910
Mohawk Industries, Inc.*	8,375	1,609,591
Newell Brands, Inc.	55,535	1,525,547
NVR, Inc.*	1,686	8,384,984

See Notes to Financial Statements.

1125

EQ ADVISORS TRUST

EQ/MID CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
PulteGroup, Inc.	27,505	$1,500,948
Toll Brothers, Inc.	9,898	572,203
TopBuild Corp.*	840	166,135
Whirlpool Corp.	8,981	1,958,038

		30,769,492

Internet & Direct Marketing Retail (0.1%)
DoorDash, Inc., Class A*	1,490	265,712
Qurate Retail, Inc., Class A	55,099	721,246
Wayfair, Inc., Class A (x)*	4,966	1,567,816

		2,554,774

Leisure Products (0.3%)
Brunswick Corp.	10,048	1,000,982
Hasbro, Inc.	19,123	1,807,506
Hayward Holdings, Inc. (x)*	5,680	147,793
Polaris, Inc.	19,623	2,687,566

		5,643,847

Multiline Retail (0.3%)
Dollar Tree, Inc.*	34,316	3,414,442
Kohl’s Corp.	23,239	1,280,701
Nordstrom, Inc.*	2,569	93,948
Ollie’s Bargain Outlet Holdings, Inc.*	9,659	812,612

		5,601,703

Specialty Retail (1.3%)
Advance Auto Parts, Inc.	21,250	4,359,225
AutoNation, Inc.*	7,517	712,687
AutoZone, Inc.*	2,563	3,824,560
Best Buy Co., Inc.	28,516	3,278,770
Burlington Stores, Inc.*	570	183,534
CarMax, Inc.*	21,958	2,835,876
Dick’s Sporting Goods, Inc.	9,463	948,098
Foot Locker, Inc.	13,290	819,063
Gap, Inc. (The)	29,803	1,002,871
L Brands, Inc.	14,772	1,064,470
Leslie’s, Inc.*	1,840	50,581
Lithia Motors, Inc., Class A	3,894	1,338,134
O’Reilly Automotive, Inc.*	7,102	4,021,223
Penske Automotive Group, Inc.	4,434	334,723
Petco Health & Wellness Co., Inc. (x)*	10,354	232,033
Vroom, Inc. (x)*	12,783	535,096
Williams-Sonoma, Inc.	2,661	424,829

		25,965,773

Textiles, Apparel & Luxury Goods (1.5%)
Capri Holdings Ltd.*	21,868	1,250,631
Carter’s, Inc.	54,366	5,608,940
Columbia Sportswear Co.	20,586	2,024,839
Deckers Outdoor Corp.*	3,568	1,370,362
Hanesbrands, Inc.	374,750	6,996,582
PVH Corp.*	10,669	1,147,878
Ralph Lauren Corp.	7,171	844,815
Skechers USA, Inc., Class A*	17,320	863,056
Steven Madden Ltd.	93,514	4,092,173
Tapestry, Inc.*	37,196	1,617,282
Under Armour, Inc., Class A*	27,404	579,595
Under Armour, Inc., Class C*	28,269	524,955
VF Corp.	17,123	1,404,771
Wolverine World Wide, Inc.	82,539	2,776,612

		31,102,491

Total Consumer Discretionary		192,470,992

Consumer Staples (3.9%)
Beverages (0.2%)
Brown-Forman Corp., Class A	3,398	239,559
Brown-Forman Corp., Class B	13,690	1,025,929
Molson Coors Beverage Co., Class B*	62,441	3,352,457

		4,617,945

Food & Staples Retailing (0.6%)
Albertsons Cos., Inc., Class A (x)	22,986	451,905
Casey’s General Stores, Inc.	5,436	1,058,063
Grocery Outlet Holding Corp.*	12,936	448,362
Kroger Co. (The)	110,765	4,243,407
US Foods Holding Corp.*	157,775	6,052,249

		12,253,986

Food Products (2.8%)
Archer-Daniels-Midland Co.	82,485	4,998,591
Beyond Meat, Inc.*	1,044	164,420
Bunge Ltd.	20,420	1,595,823
Cal-Maine Foods, Inc.	196,408	7,111,934
Campbell Soup Co.	28,895	1,317,323
Conagra Brands, Inc.	69,387	2,524,299
Darling Ingredients, Inc.*	22,659	1,529,482
Flowers Foods, Inc.	211,357	5,114,839
Hain Celestial Group, Inc. (The)*	12,195	489,263
Hershey Co. (The)	3,078	536,126
Hormel Foods Corp.	41,889	2,000,200
Hostess Brands, Inc.*	250,876	4,061,682
Ingredion, Inc.	9,857	892,059
J M Smucker Co. (The)	15,713	2,035,933
Kellogg Co.	20,730	1,333,561
Lamb Weston Holdings, Inc.	15,218	1,227,484
McCormick & Co., Inc. (Non-Voting)	36,956	3,263,954
Pilgrim’s Pride Corp.*	4,071	90,295
Post Holdings, Inc.*	121,281	13,155,350
Seaboard Corp.	39	150,880
Tyson Foods, Inc., Class A	42,476	3,133,030

		56,726,528

Household Products (0.2%)
Church & Dwight Co., Inc.	34,419	2,933,187
Clorox Co. (The)	3,502	630,045
Reynolds Consumer Products, Inc.	8,045	244,166
Spectrum Brands Holdings, Inc.	6,280	534,051

		4,341,449

Personal Products (0.1%)
Coty, Inc., Class A*	43,942	410,418
Herbalife Nutrition Ltd.*	13,276	700,044

		1,110,462

Total Consumer Staples		79,050,370

See Notes to Financial Statements.

1126

EQ ADVISORS TRUST

EQ/MID CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Energy (3.4%)
Energy Equipment & Services (0.3%)
Baker Hughes Co.	109,172	$2,496,764
Halliburton Co.	124,301	2,873,839
NOV, Inc.*	58,808	900,938

		6,271,541

Oil, Gas & Consumable Fuels (3.1%)
Antero Midstream Corp.	49,496	514,263
APA Corp.	55,757	1,206,024
Cabot Oil & Gas Corp.	51,216	894,231
Cimarex Energy Co.	115,823	8,391,376
Continental Resources, Inc.	8,636	328,427
Delek US Holdings, Inc.	94,409	2,041,123
Devon Energy Corp.	99,863	2,915,001
Diamondback Energy, Inc.	77,884	7,312,529
EQT Corp.*	41,857	931,737
Hess Corp.	38,286	3,343,133
HollyFrontier Corp.	21,916	721,036
Marathon Oil Corp.	116,357	1,584,782
Marathon Petroleum Corp.	96,584	5,835,605
Occidental Petroleum Corp.	109,292	3,417,561
ONEOK, Inc.	66,025	3,673,631
Phillips 66	64,869	5,567,058
Pioneer Natural Resources Co.	17,713	2,878,717
Targa Resources Corp.	33,417	1,485,386
Valero Energy Corp.	60,486	4,722,747
Williams Cos., Inc. (The)	180,832	4,801,090

		62,565,457

Total Energy		68,836,998

Financials (15.5%)
Banks (6.3%)
Atlantic Union Bankshares Corp.	111,437	4,036,248
BancorpSouth Bank	175,332	4,967,156
Bank of Hawaii Corp.	5,640	475,001
Bank OZK	175,031	7,379,307
BankUnited, Inc.	156,694	6,689,267
BOK Financial Corp. (x)	89,098	7,715,887
Cadence Bancorp	97,043	2,026,258
Citizens Financial Group, Inc.	51,790	2,375,607
Comerica, Inc.	20,547	1,465,823
Commerce Bancshares, Inc.	16,016	1,194,153
Cullen/Frost Bankers, Inc.	8,537	956,144
East West Bancorp, Inc.	20,817	1,492,371
Fifth Third Bancorp	103,935	3,973,435
First Citizens BancShares, Inc., Class A (x)	887	738,640
First Hawaiian, Inc.	18,652	528,598
First Horizon Corp.	80,574	1,392,319
First Republic Bank	55,838	10,451,198
FNB Corp.	46,766	576,625
Huntington Bancshares, Inc.	218,354	3,115,912
KeyCorp	143,496	2,963,192
M&T Bank Corp.	19,126	2,779,199
PacWest Bancorp	17,821	733,512
People’s United Financial, Inc.	62,452	1,070,427
Pinnacle Financial Partners, Inc.	11,228	991,320
Popular, Inc.	12,162	912,758
Prosperity Bancshares, Inc.	13,181	946,396
Regions Financial Corp.	141,919	2,863,925
Signature Bank	8,429	2,070,584
South State Corp.	68,882	5,631,792
Sterling Bancorp	627,607	15,558,377
SVB Financial Group*	20,228	11,255,466
Synovus Financial Corp. (x)	119,554	5,246,029
Umpqua Holdings Corp.	33,585	619,643
Webster Financial Corp.	13,481	719,077
Western Alliance Bancorp	63,709	5,915,381
Wintrust Financial Corp.	8,584	649,208
Zions Bancorp NA	123,317	6,518,537

		128,994,772

Capital Markets (2.0%)
Affiliated Managers Group, Inc.	6,146	947,775
Ameriprise Financial, Inc.	7,614	1,894,972
Ares Management Corp.	2,463	156,622
Carlyle Group, Inc. (The)	24,032	1,117,007
Cboe Global Markets, Inc.	15,748	1,874,799
Evercore, Inc., Class A	5,735	807,316
FactSet Research Systems, Inc.	780	261,776
Franklin Resources, Inc.	42,818	1,369,748
Interactive Brokers Group, Inc., Class A	11,887	781,333
Invesco Ltd.	49,389	1,320,168
Janus Henderson Group plc	14,203	551,218
Jefferies Financial Group, Inc.	32,737	1,119,605
KKR & Co., Inc., Class A	81,494	4,827,705
Lazard Ltd., Class A	15,173	686,578
Morningstar, Inc.	326	83,818
MSCI, Inc.	3,457	1,842,858
Nasdaq, Inc.	16,904	2,971,723
Northern Trust Corp.	30,407	3,515,657
Raymond James Financial, Inc.	17,302	2,247,530
SEI Investments Co.	16,138	1,000,072
State Street Corp.	51,482	4,235,939
Stifel Financial Corp.	15,105	979,710
T. Rowe Price Group, Inc.	22,327	4,420,076
Tradeweb Markets, Inc., Class A	15,539	1,313,978
Virtu Financial, Inc., Class A	13,817	381,764

		40,709,747

Consumer Finance (0.8%)
Ally Financial, Inc.	54,543	2,718,423
Credit Acceptance Corp. (x)*	1,262	573,087
Discover Financial Services	20,310	2,402,470
OneMain Holdings, Inc.	13,113	785,600
PROG Holdings, Inc.	108,312	5,213,056
Santander Consumer USA Holdings, Inc.	8,924	324,120
SLM Corp.	47,652	997,833
Synchrony Financial	69,876	3,390,383

		16,404,972

Diversified Financial Services (0.4%)
Equitable Holdings, Inc.‡	56,798	1,729,499
Voya Financial, Inc.	101,545	6,245,018

		7,974,517

Insurance (5.3%)
Aflac, Inc.	99,484	5,338,311
Alleghany Corp.*	13,905	9,275,608
American Financial Group, Inc.	10,039	1,252,064
Arch Capital Group Ltd.*	43,799	1,705,533
Arthur J Gallagher & Co.	29,966	4,197,637

See Notes to Financial Statements.

1127

EQ ADVISORS TRUST

EQ/MID CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Assurant, Inc.	45,825	$7,156,949
Assured Guaranty Ltd.	10,765	511,122
Athene Holding Ltd., Class A*	17,308	1,168,290
Axis Capital Holdings Ltd.	11,600	568,516
Brighthouse Financial, Inc.*	79,679	3,628,582
Brown & Brown, Inc.	75,011	3,986,085
Cincinnati Financial Corp.	22,113	2,578,818
CNA Financial Corp.	4,278	194,606
CNO Financial Group, Inc.	129,796	3,065,782
Enstar Group Ltd.*	11,822	2,824,512
Erie Indemnity Co., Class A	1,144	221,192
Everest Re Group Ltd.	4,538	1,143,621
Fidelity National Financial, Inc.	40,921	1,778,427
First American Financial Corp.	15,515	967,360
Globe Life, Inc.	14,903	1,419,511
GoHealth, Inc., Class A*	1,015	11,378
Hanover Insurance Group, Inc. (The)	40,213	5,454,491
Hartford Financial Services Group, Inc. (The)	52,810	3,272,636
Kemper Corp.	57,047	4,215,773
Lancashire Holdings Ltd.	174,245	1,476,328
Lemonade, Inc. (x)*	5,075	555,256
Lincoln National Corp.	23,793	1,495,152
Loews Corp.	109,827	6,002,046
Markel Corp.*	1,668	1,979,432
Mercury General Corp.	3,651	237,133
Old Republic International Corp.	41,792	1,041,039
Primerica, Inc.	5,801	888,365
Principal Financial Group, Inc.	39,611	2,503,019
ProAssurance Corp.	154,341	3,511,258
Prudential Financial, Inc.	58,476	5,992,036
Reinsurance Group of America, Inc.	46,186	5,265,204
RenaissanceRe Holdings Ltd.	32,935	4,901,387
Unum Group	30,846	876,026
W R Berkley Corp.	20,563	1,530,504
White Mountains Insurance Group Ltd.	461	529,242
Willis Towers Watson plc	19,010	4,372,680

		109,092,911

Mortgage Real Estate Investment Trusts (REITs) (0.2%)
AGNC Investment Corp. (REIT)	77,620	1,311,002
Annaly Capital Management, Inc. (REIT)	207,331	1,841,099
New Residential Investment Corp. (REIT)	63,181	669,087
Starwood Property Trust, Inc. (REIT)	40,393	1,057,085

		4,878,273

Thrifts & Mortgage Finance (0.5%)
MGIC Investment Corp.	309,097	4,203,719
Mr Cooper Group, Inc.*	146,646	4,848,117
New York Community Bancorp, Inc.	68,305	752,721
TFS Financial Corp.	7,448	151,195
UWM Holdings Corp. (x)	3,445	29,110

		9,984,862

Total Financials		318,040,054

Health Care (6.1%)
Biotechnology (0.7%)
Alexion Pharmaceuticals, Inc.*	32,738	6,014,298
BioMarin Pharmaceutical, Inc.*	27,013	2,253,965
Exact Sciences Corp.*	1,896	235,692
Exelixis, Inc.*	6,600	120,252
Horizon Therapeutics plc*	26,283	2,461,140
Incyte Corp.*	3,939	331,388
Ionis Pharmaceuticals, Inc.*	1,640	65,420
Iovance Biotherapeutics, Inc.*	14,965	389,389
Mirati Therapeutics, Inc.*	965	155,876
Natera, Inc.*	788	89,462
Sage Therapeutics, Inc.*	7,659	435,108
Seagen, Inc.*	2,114	333,758
Ultragenyx Pharmaceutical, Inc.*	2,443	232,940
United Therapeutics Corp.*	6,581	1,180,697

		14,299,385

Health Care Equipment & Supplies (1.9%)
Boston Scientific Corp.*	46,021	1,967,858
Cooper Cos., Inc. (The)	7,169	2,840,860
Dentsply Sirona, Inc.	32,288	2,042,539
Envista Holdings Corp.*	24,281	1,049,182
Globus Medical, Inc., Class A*	10,642	825,074
Haemonetics Corp.*	30,649	2,042,449
Hill-Rom Holdings, Inc.	35,202	3,998,595
Hologic, Inc.*	37,562	2,506,137
ICU Medical, Inc.*	2,948	606,698
Integer Holdings Corp.*	24,104	2,270,597
Integra LifeSciences Holdings Corp.*	65,481	4,468,423
LivaNova plc*	37,671	3,168,508
Masimo Corp.*	2,037	493,871
Quidel Corp.*	5,563	712,731
ResMed, Inc.	2,131	525,334
STERIS plc	12,623	2,604,125
Tandem Diabetes Care, Inc.*	542	52,791
Teleflex, Inc.	5,697	2,288,998
Zimmer Biomet Holdings, Inc.	30,923	4,973,037

		39,437,807

Health Care Providers & Services (1.6%)
Acadia Healthcare Co., Inc.*	57,937	3,635,547
agilon health, Inc.*	745	30,225
Amedisys, Inc.*	551	134,956
AmerisourceBergen Corp.	21,745	2,489,585
Cardinal Health, Inc.	17,596	1,004,556
Chemed Corp.	1,699	806,175
DaVita, Inc.*	3,092	372,370
Encompass Health Corp.	67,777	5,288,639
Henry Schein, Inc.*	20,646	1,531,727
Laboratory Corp. of America Holdings*	14,476	3,993,205
McKesson Corp.	20,218	3,866,490
Molina Healthcare, Inc.*	22,092	5,590,601
Oak Street Health, Inc.*	1,474	86,332
Premier, Inc., Class A	18,564	645,842
Quest Diagnostics, Inc.	19,308	2,548,077
Signify Health, Inc., Class A*	3,385	103,005
Universal Health Services, Inc., Class B	11,225	1,643,677

		33,771,009

See Notes to Financial Statements.

1128

EQ ADVISORS TRUST

EQ/MID CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Health Care Technology (0.4%)
Cerner Corp.	44,647	$3,489,610
Certara, Inc.*	2,362	66,915
Change Healthcare, Inc.*	36,525	841,536
Teladoc Health, Inc.*	21,713	3,610,655

		8,008,716

Life Sciences Tools & Services (0.9%)
Adaptive Biotechnologies Corp.*	1,756	71,750
Agilent Technologies, Inc.	4,688	692,933
Bio-Rad Laboratories, Inc., Class A*	3,168	2,041,111
Charles River Laboratories International, Inc.*	465	172,013
IQVIA Holdings, Inc.*	14,297	3,464,449
PerkinElmer, Inc.	16,586	2,561,044
PPD, Inc.*	14,018	646,090
QIAGEN NV*	33,871	1,638,679
Repligen Corp.*	470	93,821
Syneos Health, Inc. (x)*	77,505	6,935,922
Waters Corp.*	634	219,117

		18,536,929

Pharmaceuticals (0.6%)
Catalent, Inc.*	18,401	1,989,516
Elanco Animal Health, Inc.*	65,919	2,286,730
Jazz Pharmaceuticals plc*	8,775	1,558,791
Nektar Therapeutics*	26,692	458,035
Organon & Co.*	37,562	1,136,626
Perrigo Co. plc	19,502	894,167
Royalty Pharma plc, Class A	19,649	805,412
Viatris, Inc.	180,457	2,578,731

		11,708,008

Total Health Care		125,761,854

Industrials (13.8%)
Aerospace & Defense (1.0%)
BWX Technologies, Inc.	3,474	201,909
Curtiss-Wright Corp.	6,019	714,816
HEICO Corp.	4,498	627,111
HEICO Corp., Class A	7,897	980,650
Hexcel Corp.*	12,648	789,235
Howmet Aerospace, Inc.*	53,733	1,852,176
Huntington Ingalls Industries, Inc.	5,832	1,229,094
Mercury Systems, Inc.*	8,178	542,038
Moog, Inc., Class A	22,127	1,859,996
Spirit AeroSystems Holdings, Inc., Class A	36,877	1,740,226
Teledyne Technologies, Inc.*	6,809	2,851,813
Textron, Inc.	33,151	2,279,794
TransDigm Group, Inc.*	5,451	3,528,378
Virgin Galactic Holdings, Inc. (x)*	2,180	100,280

		19,297,516

Air Freight & Logistics (0.1%)
CH Robinson Worldwide, Inc.	15,700	1,470,619
Expeditors International of Washington, Inc.	6,753	854,930
XPO Logistics, Inc.*	1,952	273,065

		2,598,614

Airlines (1.0%)
Alaska Air Group, Inc.*	38,402	2,316,025
Allegiant Travel Co.*	26,613	5,162,922
American Airlines Group, Inc.*	94,543	2,005,257
Copa Holdings SA, Class A*	4,679	352,469
JetBlue Airways Corp.*	178,829	3,000,751
Southwest Airlines Co.*	87,638	4,652,701
United Airlines Holdings, Inc.*	47,879	2,503,593

		19,993,718

Building Products (1.1%)
A O Smith Corp.	19,596	1,412,088
Allegion plc	3,177	442,556
Armstrong World Industries, Inc.	3,639	390,319
AZEK Co., Inc. (The)*	7,351	312,124
Builders FirstSource, Inc.*	30,343	1,294,432
Carrier Global Corp.	68,529	3,330,510
Fortune Brands Home & Security, Inc.	15,243	1,518,355
JELD-WEN Holding, Inc.*	139,486	3,662,902
Lennox International, Inc.	5,010	1,757,508
Masco Corp.	37,309	2,197,873
Owens Corning	15,429	1,510,499
PGT Innovations, Inc.*	77,581	1,802,207
Trane Technologies plc	18,138	3,339,931

		22,971,304

Commercial Services & Supplies (0.8%)
ADT, Inc.	23,997	258,928
Cintas Corp.	832	317,824
Clean Harbors, Inc.*	65,259	6,078,223
Driven Brands Holdings, Inc.*	6,064	187,499
MSA Safety, Inc.	3,870	640,794
Republic Services, Inc.	31,299	3,443,203
Rollins, Inc.	2,382	81,464
Stericycle, Inc.*	80,783	5,780,024

		16,787,959

Construction & Engineering (0.3%)
AECOM*	20,831	1,319,019
Fluor Corp.*	122,905	2,175,419
MasTec, Inc.*	8,311	881,797
Quanta Services, Inc.	20,489	1,855,689
Valmont Industries, Inc.	3,067	723,965

		6,955,889

Electrical Equipment (1.1%)
Acuity Brands, Inc.	5,277	986,957
AMETEK, Inc.	34,151	4,559,158
ChargePoint Holdings, Inc. (x)*	18,526	643,593
Hubbell, Inc.	7,978	1,490,610
nVent Electric plc	24,651	770,097
Regal Beloit Corp.	5,941	793,183
Rockwell Automation, Inc.	6,757	1,932,637
Sensata Technologies Holding plc*	173,794	10,074,838
Shoals Technologies Group, Inc., Class A*	12,481	443,076
Sunrun, Inc.*	29,519	1,646,570

		23,340,719

Industrial Conglomerates (0.1%)
Carlisle Cos., Inc.	4,693	898,146

See Notes to Financial Statements.

1129

EQ ADVISORS TRUST

EQ/MID CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Machinery (4.8%)
AGCO Corp.	8,334	$1,086,587
Allison Transmission Holdings, Inc.	3,887	154,469
Colfax Corp.*	393,071	18,006,583
Crane Co.	7,437	686,956
Cummins, Inc.	21,643	5,276,780
Donaldson Co., Inc.	16,310	1,036,174
Dover Corp.	21,227	3,196,786
Flowserve Corp.	19,675	793,296
Fortive Corp.	48,392	3,374,858
Gates Industrial Corp. plc*	10,169	183,754
Graco, Inc.	9,422	713,245
IDEX Corp.	11,270	2,479,964
Ingersoll Rand, Inc.*	135,556	6,616,488
ITT, Inc.	12,763	1,168,963
Kennametal, Inc.	99,477	3,573,214
Meritor, Inc.*	91,408	2,140,775
Middleby Corp. (The)*	30,631	5,307,127
Nordson Corp.	7,126	1,564,228
Oshkosh Corp.	10,259	1,278,682
Otis Worldwide Corp.	63,672	5,206,460
PACCAR, Inc.	50,478	4,505,162
Parker-Hannifin Corp.	15,893	4,880,899
Pentair plc	24,374	1,645,001
Rexnord Corp.	74,450	3,725,478
Snap-on, Inc.	7,945	1,775,151
SPX FLOW, Inc.	114,234	7,452,626
Stanley Black & Decker, Inc.	23,908	4,900,901
Timken Co. (The)	9,635	776,485
Toro Co. (The)	859	94,387
Westinghouse Air Brake Technologies Corp.	26,729	2,199,797
Woodward, Inc.	8,540	1,049,395
Xylem, Inc.	9,041	1,084,558

		97,935,229

Marine (0.4%)
Kirby Corp.*	127,619	7,738,816

Professional Services (1.4%)
CACI International, Inc., Class A*	3,442	878,123
Clarivate plc*	61,020	1,679,881
CoStar Group, Inc.*	13,000	1,076,660
Dun & Bradstreet Holdings, Inc.*	23,708	506,640
Equifax, Inc.	11,090	2,656,166
FTI Consulting, Inc.*	4,936	674,307
IHS Markit Ltd.	55,306	6,230,774
Jacobs Engineering Group, Inc.	19,111	2,549,790
Leidos Holdings, Inc.	63,503	6,420,153
ManpowerGroup, Inc.	8,041	956,155
Nielsen Holdings plc	52,618	1,298,086
Robert Half International, Inc.	2,001	178,029
Science Applications International Corp.	8,572	752,021
TransUnion	8,986	986,753
Verisk Analytics, Inc.	8,535	1,491,235

		28,334,773

Road & Rail (0.4%)
AMERCO	1,307	770,346
JB Hunt Transport Services, Inc.	1,394	227,152
Kansas City Southern	9,841	2,788,644
Knight-Swift Transportation Holdings, Inc.	75,056	3,412,046
Landstar System, Inc.	639	100,975
Old Dominion Freight Line, Inc.	1,196	303,545
Ryder System, Inc.	7,596	564,611
Schneider National, Inc., Class B	7,563	164,646
TuSimple Holdings, Inc., Class A (x)*	4,691	334,187

		8,666,152

Trading Companies & Distributors (1.3%)
AerCap Holdings NV*	86,491	4,429,204
Air Lease Corp.	16,044	669,677
Fastenal Co.	9,604	499,408
MSC Industrial Direct Co., Inc., Class A	6,662	597,781
SiteOne Landscape Supply, Inc.*	3,126	529,107
United Rentals, Inc.*	6,994	2,231,156
Univar Solutions, Inc.*	25,312	617,107
Watsco, Inc.	4,811	1,379,025
WESCO International, Inc.*	141,221	14,520,343
WW Grainger, Inc.	1,170	512,460

		25,985,268

Total Industrials		281,504,103

Information Technology (6.9%)
Communications Equipment (1.1%)
Arista Networks, Inc.*	945	342,383
Ciena Corp.*	67,206	3,823,349
F5 Networks, Inc.*	30,217	5,640,305
Juniper Networks, Inc.	47,407	1,296,581
Lumentum Holdings, Inc.*	79,758	6,542,549
Motorola Solutions, Inc.	24,617	5,338,197
Ubiquiti, Inc.	108	33,717
Viasat, Inc.*	9,030	450,055

		23,467,136

Electronic Equipment, Instruments & Components (1.4%)
Amphenol Corp., Class A	25,000	1,710,250
Arrow Electronics, Inc.*	10,919	1,242,910
Avnet, Inc.	50,309	2,016,385
Coherent, Inc.*	373	98,599
Corning, Inc.	74,621	3,051,999
II-VI, Inc.*	42,636	3,094,947
IPG Photonics Corp.*	5,050	1,064,389
Jabil, Inc.	4,465	259,506
Keysight Technologies, Inc.*	15,406	2,378,840
Littelfuse, Inc.	3,606	918,773
National Instruments Corp.	19,601	828,730
Rogers Corp.*	18,338	3,682,270
Sanmina Corp.*	95,216	3,709,615
SYNNEX Corp.	6,076	739,814
Trimble, Inc.*	37,228	3,046,367
Vontier Corp.	11,491	374,377

		28,217,771

IT Services (1.6%)
Akamai Technologies, Inc.*	23,808	2,776,013
Alliance Data Systems Corp.	7,366	767,464
Amdocs Ltd.	56,318	4,356,761
Black Knight, Inc.*	22,506	1,755,018

See Notes to Financial Statements.

1130

EQ ADVISORS TRUST

EQ/MID CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Broadridge Financial Solutions, Inc.	10,840	$1,750,985
Concentrix Corp.*	6,280	1,009,824
DXC Technology Co.*	37,444	1,458,069
Euronet Worldwide, Inc.*	2,189	296,281
Fastly, Inc., Class A (x)*	15,654	932,978
FleetCor Technologies, Inc.*	9,309	2,383,663
Genpact Ltd.	25,761	1,170,322
GoDaddy, Inc., Class A*	22,324	1,941,295
Jack Henry & Associates, Inc.	8,081	1,321,324
Paychex, Inc.	6,107	655,281
Paysafe Ltd. (x)*	45,677	553,148
StoneCo Ltd., Class A*	2,260	151,556
VeriSign, Inc.*	14,604	3,325,185
Western Union Co. (The)	45,457	1,044,147
WEX, Inc.*	2,176	421,926
WNS Holdings Ltd. (ADR)*	55,273	4,414,655

		32,485,895

Semiconductors & Semiconductor Equipment (1.2%)
Brooks Automation, Inc.	1,907	181,699
Cirrus Logic, Inc.*	8,436	718,072
Cree, Inc.*	17,077	1,672,351
First Solar, Inc.*	15,694	1,420,464
Marvell Technology, Inc.	119,604	6,976,501
Maxim Integrated Products, Inc.*	2,060	217,042
Microchip Technology, Inc.	5,841	874,631
MKS Instruments, Inc.	23,940	4,260,123
ON Semiconductor Corp. (x)*	28,782	1,101,775
Qorvo, Inc.*	16,674	3,262,268
Skyworks Solutions, Inc.	12,899	2,473,383
Tower Semiconductor Ltd.*	76,061	2,238,475

		25,396,784

Software (1.0%)
ANSYS, Inc.*	7,534	2,614,750
C3.ai, Inc., Class A (x)*	1,999	124,997
CDK Global, Inc.	15,022	746,443
Ceridian HCM Holding, Inc.*	19,126	1,834,566
Citrix Systems, Inc.	11,811	1,385,076
Cloudflare, Inc., Class A*	2,122	224,592
Datto Holding Corp. (x)*	3,529	98,247
Dolby Laboratories, Inc., Class A	9,507	934,443
Duck Creek Technologies, Inc. (x)*	8,249	358,914
Dynatrace, Inc.*	1,607	93,881
FireEye, Inc.*	24,535	496,098
Guidewire Software, Inc.*	12,422	1,400,208
Jamf Holding Corp.*	1,198	40,217
Manhattan Associates, Inc.*	4,376	633,820
McAfee Corp., Class A	1,544	43,263
Medallia, Inc.*	6,945	234,394
NortonLifeLock, Inc.	59,826	1,628,464
Nuance Communications, Inc.*	26,161	1,424,205
Pegasystems, Inc. (x)	338	47,046
SolarWinds Corp.*	10,336	174,575
SS&C Technologies Holdings, Inc.	33,190	2,391,671
Synopsys, Inc.*	8,226	2,268,649
Teradata Corp.*	2,353	117,579
Tyler Technologies, Inc.*	799	361,444

		19,677,542

Technology Hardware, Storage & Peripherals (0.6%)
Hewlett Packard Enterprise Co.	192,700	2,809,566
HP, Inc.	120,660	3,642,725
NCR Corp.*	12,454	568,027
NetApp, Inc.	11,107	908,775
Pure Storage, Inc., Class A*	2,526	49,333
Western Digital Corp.*	45,458	3,235,246
Xerox Holdings Corp.	22,674	532,612

		11,746,284

Total Information Technology		140,991,412

Materials (5.1%)
Chemicals (2.6%)
Albemarle Corp.	17,293	2,913,179
Ashland Global Holdings, Inc.	73,743	6,452,513
Axalta Coating Systems Ltd.*	25,445	775,818
Celanese Corp.	39,668	6,013,669
CF Industries Holdings, Inc.	31,532	1,622,321
Chemours Co. (The)	11,819	411,301
Corteva, Inc.	109,340	4,849,229
Diversey Holdings Ltd.*	1,789	32,041
Eastman Chemical Co.	20,030	2,338,502
Element Solutions, Inc.	34,255	800,882
FMC Corp.	37,211	4,026,230
Huntsman Corp.	31,213	827,769
International Flavors & Fragrances, Inc.	37,010	5,529,294
LyondellBasell Industries NV, Class A	34,146	3,512,599
Mosaic Co. (The)	51,005	1,627,570
NewMarket Corp.	991	319,082
Olin Corp.	19,669	909,888
PPG Industries, Inc.	20,268	3,440,898
RPM International, Inc.	7,864	697,380
Valvoline, Inc.	26,828	870,837
W R Grace & Co.	61,177	4,228,554
Westlake Chemical Corp.	3,927	353,783

		52,553,339

Construction Materials (0.5%)
Buzzi Unicem SpA	73,444	1,948,119
Eagle Materials, Inc.	6,027	856,497
Martin Marietta Materials, Inc.	9,180	3,229,616
Vulcan Materials Co.	19,523	3,398,368

		9,432,600

Containers & Packaging (1.3%)
Amcor plc	228,213	2,615,321
AptarGroup, Inc.	9,724	1,369,528
Ardagh Group SA	2,942	72,138
Avery Dennison Corp.	5,748	1,208,460
Ball Corp.	33,520	2,715,790
Berry Global Group, Inc.*	19,998	1,304,270
Crown Holdings, Inc.	61,999	6,336,918
Graphic Packaging Holding Co.	30,056	545,216
International Paper Co.	58,087	3,561,314
Packaging Corp. of America	13,834	1,873,400
Sealed Air Corp.	10,298	610,156
Silgan Holdings, Inc.	12,743	528,835
Sonoco Products Co.	14,790	989,451

See Notes to Financial Statements.

1131

EQ ADVISORS TRUST

EQ/MID CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Westrock Co.	38,511	$2,049,555

		25,780,352

Metals & Mining (0.7%)
Alcoa Corp.*	27,652	1,018,700
Cleveland-Cliffs, Inc. (x)*	67,459	1,454,416
Nucor Corp.	44,186	4,238,763
Reliance Steel & Aluminum Co.	31,348	4,730,413
Royal Gold, Inc.	9,702	1,106,998
Steel Dynamics, Inc.	24,155	1,439,638
United States Steel Corp.	39,588	950,112

		14,939,040

Paper & Forest Products (0.0%)
Louisiana-Pacific Corp.	13,989	843,397

Total Materials		103,548,728

Real Estate (8.1%)
Equity Real Estate Investment Trusts (REITs) (7.7%)
Alexandria Real Estate Equities, Inc. (REIT)	21,665	3,941,730
American Assets Trust, Inc. (REIT)	58,001	2,162,857
American Campus Communities, Inc. (REIT)	82,168	3,838,889
American Homes 4 Rent (REIT), Class A	41,157	1,598,949
Americold Realty Trust (REIT)	131,508	4,977,578
Apartment Income REIT Corp. (REIT)	23,136	1,097,341
AvalonBay Communities, Inc. (REIT)	20,643	4,307,988
Boston Properties, Inc. (REIT)	23,242	2,663,301
Brixmor Property Group, Inc. (REIT)	43,605	998,118
Camden Property Trust (REIT)	13,930	1,848,093
CoreSite Realty Corp. (REIT)	1,374	184,940
Cousins Properties, Inc. (REIT)	22,400	823,872
CubeSmart (REIT)	260,963	12,087,806
CyrusOne, Inc. (REIT)	18,198	1,301,521
Douglas Emmett, Inc. (REIT)	121,376	4,080,661
Duke Realty Corp. (REIT)	55,436	2,624,895
EPR Properties (REIT)*	11,225	591,333
Equity LifeStyle Properties, Inc. (REIT)	12,145	902,495
Equity Residential (REIT)	54,700	4,211,900
Essential Properties Realty Trust, Inc. (REIT)	181,766	4,914,953
Essex Property Trust, Inc. (REIT)	9,530	2,859,095
Extra Space Storage, Inc. (REIT)	17,694	2,898,631
Federal Realty Investment Trust (REIT)	11,540	1,352,142
First Industrial Realty Trust, Inc. (REIT)	58,683	3,065,013
Gaming and Leisure Properties, Inc. (REIT)	136,799	6,337,898
Healthcare Trust of America, Inc. (REIT), Class A	32,096	856,963
Healthpeak Properties, Inc. (REIT)	79,659	2,651,848
Highwoods Properties, Inc. (REIT)	15,664	707,543
Host Hotels & Resorts, Inc. (REIT)*	308,124	5,265,839
Hudson Pacific Properties, Inc. (REIT)	21,761	605,391
Invitation Homes, Inc. (REIT)	84,080	3,135,343
Iron Mountain, Inc. (REIT)	12,558	531,455
JBG SMITH Properties (REIT)	18,526	583,754
Kilroy Realty Corp. (REIT)	17,155	1,194,674
Kimco Realty Corp. (REIT)	60,991	1,271,662
Lamar Advertising Co. (REIT), Class A	1,607	167,803
Life Storage, Inc. (REIT)	45,913	4,928,761
Medical Properties Trust, Inc. (REIT)	86,239	1,733,404
Mid-America Apartment Communities, Inc. (REIT)	26,766	4,507,930
National Retail Properties, Inc. (REIT)	26,207	1,228,584
Omega Healthcare Investors, Inc. (REIT)	34,809	1,263,219
Park Hotels & Resorts, Inc. (REIT)*	34,458	710,179
Rayonier, Inc. (REIT)	117,854	4,234,494
Realty Income Corp. (REIT)	55,248	3,687,252
Regency Centers Corp. (REIT)	24,882	1,594,190
Rexford Industrial Realty, Inc. (REIT)	19,896	1,133,077
Ryman Hospitality Properties, Inc. (REIT)*	64,126	5,063,389
SBA Communications Corp. (REIT)	13,366	4,259,744
Simon Property Group, Inc. (REIT)	6,329	825,808
SL Green Realty Corp. (REIT) (x)	10,280	822,400
Spirit Realty Capital, Inc. (REIT)	17,386	831,746
STORE Capital Corp. (REIT)	36,540	1,260,995
Sun Communities, Inc. (REIT)	16,368	2,805,475
UDR, Inc. (REIT)	76,253	3,734,872
Ventas, Inc. (REIT)	55,672	3,178,871
VEREIT, Inc. (REIT)	33,888	1,556,476
VICI Properties, Inc. (REIT) (x)	79,950	2,480,049
Vornado Realty Trust (REIT)	25,909	1,209,173
Weingarten Realty Investors (REIT)	17,515	561,706
Welltower, Inc. (REIT)	61,781	5,134,001
Weyerhaeuser Co. (REIT)	111,277	3,830,154
WP Carey, Inc. (REIT)	26,133	1,950,045

		157,170,268

Real Estate Management & Development (0.4%)
CBRE Group, Inc., Class A*	46,838	4,015,422
Howard Hughes Corp. (The)*	6,143	598,697
Jones Lang LaSalle, Inc.*	17,025	3,327,706
Opendoor Technologies, Inc.*	41,020	727,285

		8,669,110

Total Real Estate		165,839,378

Utilities (4.7%)
Electric Utilities (2.1%)
Alliant Energy Corp.	92,545	5,160,309
Avangrid, Inc.	8,643	444,510
Edison International	55,237	3,193,803
Entergy Corp.	29,678	2,958,897

See Notes to Financial Statements.

1132

EQ ADVISORS TRUST

EQ/MID CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Evergy, Inc.	85,821	$5,186,163
Eversource Energy	50,733	4,070,816
FirstEnergy Corp.	80,909	3,010,624
Hawaiian Electric Industries, Inc.	15,582	658,807
IDACORP, Inc.	7,634	744,315
NRG Energy, Inc.	19,671	792,741
OGE Energy Corp.	29,509	992,978
PG&E Corp.*	223,687	2,274,897
Pinnacle West Capital Corp.	16,619	1,362,259
Portland General Electric Co.	66,634	3,070,495
PPL Corp.	113,852	3,184,440
Xcel Energy, Inc.	79,762	5,254,721

		42,360,775

Gas Utilities (0.8%)
Atmos Energy Corp.	19,155	1,840,987
National Fuel Gas Co.	13,222	690,849
South Jersey Industries, Inc.	190,827	4,948,144
UGI Corp.	210,028	9,726,397

		17,206,377

Independent Power and Renewable Electricity Producers (0.2%)
AES Corp. (The)	97,648	2,545,683
Brookfield Renewable Corp.	14,163	593,996
Vistra Corp.	70,305	1,304,158

		4,443,837

Multi-Utilities (1.3%)
Ameren Corp.	37,702	3,017,668
CenterPoint Energy, Inc.	86,063	2,110,265
CMS Energy Corp.	42,811	2,529,274
Consolidated Edison, Inc.	51,111	3,665,681
DTE Energy Co.	28,620	3,709,152
MDU Resources Group, Inc.	29,429	922,305
NiSource, Inc.	58,005	1,421,122
Public Service Enterprise Group, Inc.	74,655	4,459,890
WEC Energy Group, Inc.	46,672	4,151,474

		25,986,831

Water Utilities (0.3%)
American Water Works Co., Inc.	26,970	4,156,886
Essential Utilities, Inc.	33,031	1,509,517

		5,666,403

Total Utilities		95,664,223

Total Common Stocks (79.3%) (Cost $1,126,986,560)		1,621,812,605

EXCHANGE TRADED FUNDS (ETF):
Equity (10.3%)
iShares Core S&P Mid-Cap ETF (x)	2,355	632,859
iShares Morningstar Mid-Cap ETF	7,464	500,481
iShares Morningstar Mid-Cap Growth ETF (x)	3,880	267,293
iShares Morningstar Mid-Cap Value ETF (x)‡	620,811	39,874,691
iShares Russell Mid-Cap ETF (x)	6,120	484,949
iShares Russell Mid-Cap Growth ETF (x)	3,908	442,386
iShares Russell Mid-Cap Value ETF (x)	699,075	80,379,643
iShares S&P Mid-Cap 400 Growth ETF (x)	5,040	407,887
iShares S&P Mid-Cap 400 Value ETF (x)	322,142	33,934,438
SPDR S&P 400 Mid Cap Value ETF	72,588	4,901,142
Vanguard Mid-Cap Growth ETF (x)	2,000	472,700
Vanguard Mid-Cap Value ETF (x)	338,200	47,517,100

Total Exchange Traded Funds (10.3%) (Cost $82,045,135)		209,815,569

SHORT-TERM INVESTMENTS:
Investment Companies (5.3%)
BlackRock Liquidity FedFund, Institutional Shares (xx)	11,000,000	11,000,000
JPMorgan Prime Money Market Fund, IM Shares	98,130,693	98,179,758

Total Investment Companies		109,179,758

	Principal Amount	Value (Note 1)
Repurchase Agreements (0.7%)
Citigroup Global Markets, Inc., 0.07%, dated 6/30/21, due 7/1/21, repurchase price $3,272,222, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-5.000%, maturing 4/30/22-2/15/42; total market value $3,337,660. (xx)	$3,272,216	3,272,216
Deutsche Bank AG, 0.17%, dated 6/30/21, due 7/1/21, repurchase price $100,000, collateralized by various Foreign Government Agency Securities, ranging from 0.125%-1.875%, maturing 2/12/22-2/15/23; total market value $102,004. (xx)	100,000	100,000
Deutsche Bank AG, 0.23%, dated 6/30/21, due 7/1/21, repurchase price $5,000,032, collateralized by various Common Stocks; total market value $5,556,139. (xx)	5,000,000	5,000,000
Deutsche Bank AG, 0.23%, dated 6/30/21, due 7/1/21, repurchase price $3,000,019, collateralized by various Common Stocks; total market value $3,333,684. (xx)	3,000,000	3,000,000

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Principal Amount	Value (Note 1)
HSBC Bank plc, 0.10%, dated 6/30/21, due 7/1/21, repurchase price $600,002, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-6.125%, maturing 7/15/21-2/15/50; total market value $612,247. (xx)	$600,000	$600,000
HSBC Bank plc, 0.10%, dated 6/30/21, due 7/1/21, repurchase price $700,002, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-6.125%, maturing 7/15/21-2/15/50; total market value $714,288. (xx)	700,000	700,000
NBC Global Finance Ltd., 0.28%, dated 6/30/21, due 7/7/21, repurchase price $2,000,109, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 2.125%-3.875%, maturing 12/31/23-4/15/29; total market value $2,222,615. (xx)	2,000,000	2,000,000

Total Repurchase Agreements		14,672,216

Total Short-Term Investments (6.0%) (Cost $123,832,346)		123,851,974

Total Investments in Securities (95.6%) (Cost $1,332,864,041)		1,955,480,148
Other Assets Less Liabilities (4.4%)		90,072,198

Net Assets (100%)		$2,045,552,346

*	Non-income producing.
‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.
(x)	All or a portion of security is on loan at June 30, 2021.
(xx)

At June 30, 2021, the Portfolio had loaned securities with a total value of $30,557,229. This was collateralized by $4,366,818 of various U.S. Government Treasury Securities, ranging from 0.000% - 6.875%, maturing 7/15/21 - 5/15/51 and by cash of $26,968,438, of which $25,672,216 was subsequently invested in an investment company and joint repurchase agreements as detailed in the Notes to the Financial Statements.

Glossary:

ADR	— American Depositary Receipt
USD	— United States Dollar

Investments in companies which were affiliates for the six months ended June 30, 2021, were as follows:

Security Description	Shares at June 30, 2021	Market Value December 31, 2020 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value June 30, 2021 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
COMMON STOCKS:
Financials
Diversified Financial Services
Equitable Holdings, Inc.	56,798	1,619,310	—	(198,930)	37,150	271,969	1,729,499	21,143	—
EXCHANGE TRADED FUNDS (ETF):
Equity
iShares Morningstar Mid-Cap Value ETF (x)	620,811	21,795,093	12,132,891	(318,770)	19,668	6,245,809	39,874,691	333,451	—

Total		23,414,403	12,132,891	(517,700)	56,818	6,517,778	41,604,190	354,594	—

Futures contracts outstanding as of June 30, 2021 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Russell 2000 E-Mini Index	421	9/2021	USD	48,579,190	(222,485)
S&P 500 E-Mini Index	227	9/2021	USD	48,675,610	633,488
S&P Midcap 400 E-Mini Index	361	9/2021	USD	97,195,640	(1,565,661)

					(1,154,658)

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2021:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$50,104,493	$—	$—	$50,104,493
Consumer Discretionary	192,470,992	—	—	192,470,992
Consumer Staples	79,050,370	—	—	79,050,370
Energy	68,836,998	—	—	68,836,998
Financials	316,563,726	1,476,328	—	318,040,054
Health Care	125,761,854	—	—	125,761,854
Industrials	280,710,807	793,296	—	281,504,103
Information Technology	140,991,412	—	—	140,991,412
Materials	101,600,609	1,948,119	—	103,548,728
Real Estate	165,839,378	—	—	165,839,378
Utilities	95,664,223	—	—	95,664,223
Exchange Traded Funds	209,815,569	—	—	209,815,569
Futures	633,488	—	—	633,488
Short-Term Investments
Investment Companies	109,179,758	—	—	109,179,758
Repurchase Agreements	—	14,672,216	—	14,672,216

Total Assets	$1,937,223,677	$18,889,959	$—	$1,956,113,636

Liabilities:
Futures	$(1,788,146)	$—	$—	$(1,788,146)

Total Liabilities	$(1,788,146)	$—	$—	$(1,788,146)

Total	$1,935,435,531	$18,889,959	$—	$1,954,325,490

Fair Values of Derivative Instruments as of June 30, 2021:

	Statement of Assets and Liabilities
Derivatives Contracts^	Asset Derivatives	Fair Value
Equity contracts	Receivables, Net assets – Unrealized appreciation	$633,488	*

Total		$633,488

	Liability Derivatives
Equity contracts	Payables, Net assets – Unrealized depreciation	$(1,788,146	)*

Total		$(1,788,146)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2021:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$33,631,987	$33,631,987

Total	$33,631,987	$33,631,987

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$(5,616,563)	$(5,616,563)

Total	$(5,616,563)	$(5,616,563)

^ This Portfolio held futures contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

The Portfolio held futures contracts with an average notional balance of approximately $180,353,000 during the six months ended June 30, 2021.

Investment security transactions for the six months ended June 30, 2021 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities (affiliated 39%)*	$301,604,280
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities (affiliated 32%)*	$424,425,316

*	During the six months ended June 30, 2021, the Portfolio engaged in purchases and sales of securities pursuant to Rule 17a-7 of the 1940 Act (amount is percentage of total Purchases and/or Sales).

As of June 30, 2021, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$650,423,427
Aggregate gross unrealized depreciation	(42,392,416)

Net unrealized appreciation	$608,031,011

Federal income tax cost of investments in securities and derivative instruments, if applicable	$1,346,294,479

See Notes to Financial Statements.

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STATEMENT OF ASSETS AND LIABILITIES

June 30, 2021 (Unaudited)

ASSETS
Investments in Securities, at value (x)
Affiliated Issuers (Cost $26,339,138)	$41,604,190
Unaffiliated Issuers (Cost $1,291,852,687)	1,899,203,742
Repurchase Agreements (Cost $14,672,216)	14,672,216
Cash	104,752,439
Cash held as collateral at broker for futures	10,208,400
Dividends, interest and other receivables	1,929,717
Receivable for securities sold	855,509
Receivable for Portfolio shares sold	769,821
Due from broker for futures variation margin	236,138
Securities lending income receivable	27,176
Other assets	19,658

Total assets	2,074,279,006

LIABILITIES
Payable for return of collateral on securities loaned	25,672,216
Investment management fees payable	899,035
Payable for Portfolio shares redeemed	799,070
Payable for securities purchased	577,484
Distribution fees payable – Class IB	373,956
Administrative fees payable	200,447
Distribution fees payable – Class IA	48,803
Trustees’ fees payable	2,114
Accrued expenses	153,535

Total liabilities	28,726,660

NET ASSETS	$2,045,552,346

Net assets were comprised of:
Paid in capital	$1,254,076,113
Total distributable earnings (loss)	791,476,233

Net assets	$2,045,552,346

Class IA
Net asset value, offering and redemption price per share, $235,050,644 / 11,964,658 shares outstanding (unlimited amount authorized: $0.01 par value)	$19.65

Class IB
Net asset value, offering and redemption price per share, $1,795,593,068 / 92,452,151 shares outstanding (unlimited amount authorized: $0.01 par value)	$19.42

Class K
Net asset value, offering and redemption price per share, $14,908,634 / 757,607 shares outstanding (unlimited amount authorized: $0.01 par value)	$19.68

(x)	Includes value of securities on loan of $30,557,229.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2021 (Unaudited)

INVESTMENT INCOME
Dividends ($354,594 of dividend income received from affiliates) (net of $12,925 foreign withholding tax)	$14,069,433
Interest	9,964
Securities lending (net)	137,660

Total income	14,217,057

EXPENSES
Investment management fees	5,253,282
Distribution fees – Class IB	2,188,153
Administrative fees	1,184,869
Distribution fees – Class IA	281,401
Custodian fees	74,403
Printing and mailing expenses	65,231
Professional fees	55,719
Trustees’ fees	24,918
Miscellaneous	17,520

Total expenses	9,145,496

NET INVESTMENT INCOME (LOSS)	5,071,561

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities ($56,818 realized gain (loss) from affiliates)	130,673,787
Futures contracts	33,631,987
Foreign currency transactions	(59)

Net realized gain (loss)	164,305,715

Change in unrealized appreciation (depreciation) on:
Investments in securities ($6,517,778 of change in unrealized appreciation (depreciation) from affiliates)	171,522,390
Futures contracts	(5,616,563)
Foreign currency translations	(88)

Net change in unrealized appreciation (depreciation)	165,905,739

NET REALIZED AND UNREALIZED GAIN (LOSS)	330,211,454

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$335,283,015

See Notes to Financial Statements.

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STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31, 2020
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$5,071,561	$16,113,166
Net realized gain (loss)	164,305,715	47,076,721
Net change in unrealized appreciation (depreciation)	165,905,739	9,183,574

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	335,283,015	72,373,461

Distributions to shareholders:
Class IA	—	(8,322,960)
Class IB	—	(66,415,490)
Class K	—	(554,136)

Total distributions to shareholders	—	(75,292,586)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 245,467 and 320,347 shares, respectively ]	4,720,350	4,600,354
Capital shares issued in reinvestment of dividends and distributions [ 0 and 538,313 shares, respectively ]	—	8,322,960
Capital shares repurchased [ (668,474) and (1,356,496) shares, respectively ]	(12,380,898)	(19,662,732)

Total Class IA transactions	(7,660,548)	(6,739,418)

Class IB
Capital shares sold [ 936,885 and 1,635,481 shares, respectively ]	17,419,005	22,269,134
Capital shares issued in reinvestment of dividends and distributions [ 0 and 4,345,120 shares, respectively ]	—	66,415,490
Capital shares repurchased [ (7,021,670) and (10,098,258) shares, respectively ]	(129,801,184)	(147,338,231)

Total Class IB transactions	(112,382,179)	(58,653,607)

Class K
Capital shares sold [ 101,445 and 66,200 shares, respectively ]	1,944,793	959,703
Capital shares issued in reinvestment of dividends and distributions [ 0 and 35,807 shares, respectively ]	—	554,136
Capital shares repurchased [ (114,281) and (297,671) shares, respectively ]	(2,168,097)	(4,283,630)

Total Class K transactions	(223,304)	(2,769,791)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(120,266,031)	(68,162,816)

TOTAL INCREASE (DECREASE) IN NET ASSETS	215,016,984	(71,081,941)
NET ASSETS:
Beginning of period	1,830,535,362	1,901,617,303

End of period	$2,045,552,346	$1,830,535,362

See Notes to Financial Statements.

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FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31,
Class IA			2020	2019	2018	2017		2016
Net asset value, beginning of period	$16.55		$16.48	$13.96	$17.87	$17.15		$14.74

Income (loss) from investment operations:
Net investment income (loss) (e)	0.05		0.14	0.17	0.17	0.16	##	0.13
Net realized and unrealized gain (loss)	3.05		0.62	3.52	(2.44)	1.91		2.47

Total from investment operations	3.10		0.76	3.69	(2.27)	2.07		2.60

Less distributions:
Dividends from net investment income	—		(0.17)	(0.22)	(0.19)	(0.17)		(0.14)
Distributions from net realized gains	—		(0.52)	(0.95)	(1.44)	(1.18)		(0.05)
Return of capital	—		—	—	(0.01)	—		—

Total dividends and distributions	—		(0.69)	(1.17)	(1.64)	(1.35)		(0.19)

Net asset value, end of period	$19.65		$16.55	$16.48	$13.96	$17.87		$17.15

Total return (b)	18.73%		4.94%	26.63%	(13.32)%	12.32%		17.69%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$235,051		$205,076	$212,355	$187,420	$237,396		$228,814
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.92%		0.94%	0.94%	0.93%	0.94%		0.94%
Before waivers and rembersements (a)(f)	0.92%		0.94%	0.94%	0.93%	0.94%		0.95%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	0.51%		1.00%	1.05%	0.97%	0.91	%(aa)	0.86%
Before waivers and rembersements (a)(f)	0.51%		1.00%	1.05%	0.97%	0.91	%(aa)	0.86%
Portfolio turnover rate^	17	%(z)	29%	19%	25%	19%		23%

	Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31,
Class IB			2020	2019	2018	2017		2016
Net asset value, beginning of period	$16.37		$16.30	$13.82	$17.71	$17.00		$14.62

Income (loss) from investment operations:
Net investment income (loss) (e)	0.05		0.14	0.17	0.17	0.16	##	0.13
Net realized and unrealized gain (loss)	3.00		0.62	3.48	(2.42)	1.90		2.44

Total from investment operations	3.05		0.76	3.65	(2.25)	2.06		2.57

Less distributions:
Dividends from net investment income	—		(0.17)	(0.22)	(0.19)	(0.17)		(0.14)
Distributions from net realized gains	—		(0.52)	(0.95)	(1.44)	(1.18)		(0.05)
Return of capital	—		—	—	(0.01)	—		—

Total dividends and distributions	—		(0.69)	(1.17)	(1.64)	(1.35)		(0.19)

Net asset value, end of period	$19.42		$16.37	$16.30	$13.82	$17.71		$17.00

Total return (b)	18.63%		4.99%	26.61%	(13.33)%	12.37%		17.62%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,795,593		$1,612,699	$1,673,340	$1,468,507	$1,899,153		$1,901,200
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.92%		0.94%	0.94%	0.93%	0.94%		0.94%
Before waivers and rembersements (a)(f)	0.92%		0.94%	0.94%	0.93%	0.94%		0.95%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	0.51%		1.00%	1.05%	0.97%	0.90	%(aa)	0.86%
Before waivers and rembersements (a)(f)	0.51%		1.00%	1.05%	0.97%	0.90	%(aa)	0.85%
Portfolio turnover rate^	17	%(z)	29%	19%	25%	19%		23%

See Notes to Financial Statements.

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FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31,
Class K			2020	2019	2018	2017		2016
Net asset value, beginning of period	$16.56		$16.48	$13.96	$17.87	$17.15		$14.74

Income (loss) from investment operations:
Net investment income (loss) (e)	0.07		0.18	0.21	0.21	0.21	##	0.17
Net realized and unrealized gain (loss)	3.05		0.63	3.52	(2.44)	1.91		2.48

Total from investment operations	3.12		0.81	3.73	(2.23)	2.12		2.65

Less distributions:
Dividends from net investment income	—		(0.21)	(0.26)	(0.23)	(0.22)		(0.19)
Distributions from net realized gains	—		(0.52)	(0.95)	(1.44)	(1.18)		(0.05)
Return of capital	—		—	—	(0.01)	—		—

Total dividends and distributions	—		(0.73)	(1.21)	(1.68)	(1.40)		(0.24)

Net asset value, end of period	$19.68		$16.56	$16.48	$13.96	$17.87		$17.15

Total return (b)	18.84%		5.22%	26.92%	(13.09)%	12.59%		17.99%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$14,909		$12,760	$15,922	$13,404	$18,903		$18,505
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.67%		0.69%	0.69%	0.68%	0.69%		0.69%
Before waivers and reimbursements (a)(f)	0.67%		0.69%	0.69%	0.68%	0.69%		0.70%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	0.76%		1.25%	1.30%	1.21%	1.15	%(aa)	1.12%
Before waivers and reimbursements (a)(f)	0.76%		1.25%	1.30%	1.21%	1.15	%(aa)	1.11%
Portfolio turnover rate^	17	%(z)	29%	19%	25%	19%		23%
##	Includes income resulting from a special dividend. Without this dividend, the per share income amounts would be $0.14, $0.14 and $0.19 for Class IA, Class IB and Class K, respectively.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(z)	Portfolio turnover rate for periods less than one year is not annualized.
(aa)	Includes income resulting from a special dividend. Without this dividend, the ratios for each class would have been 0.10% lower.

See Notes to Financial Statements.

1140

EQ/MONEY MARKET PORTFOLIO (Unaudited)

Distribution of Assets by Sector as of June 30, 2021	% of Net Assets
U.S. Treasury Obligations	80.1%
U.S. Government Agency Securities	19.8
Cash and Other	0.1

Total	100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IA and Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2021 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/21	Ending Account Value 6/30/21	Expenses Paid During Period* 1/1/21 - 6/30/21
Class IA
Actual	$1,000.00	$1,000.00	$0.21
Hypothetical (5% average annual return before expenses)	1,000.00	1,024.58	0.21
Class IB
Actual	1,000.00	1,000.00	0.21
Hypothetical (5% average annual return before expenses)	1,000.00	1,024.58	0.21

* Expenses are equal to the Portfolio’s Class IA and Class IB shares annualized expense ratio of 0.04% and 0.04%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

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PORTFOLIO OF INVESTMENTS

June 30, 2021 (Unaudited)

	Principal Amount	Value (Note 1)

SHORT-TERM INVESTMENTS:
U.S. Government Agency Securities (19.8%)
FHLB
0.02%, 7/1/21 (o)(p)	$100,000,000	$100,000,000
0.00%, 7/13/21 (o)(p)	150,000,000	149,999,800
0.03%, 12/3/21 (o)(p)	85,000,000	84,989,021

Total U.S. Government Agency Securities		334,988,821

U.S. Treasury Obligations (80.1%)
U.S. Treasury Bills
0.04%, 7/6/21 (p)	21,000,000	20,999,883
0.04%, 7/8/21 (p)	30,000,000	29,999,767
0.02%, 7/13/21 (p)	325,000,000	324,997,833
0.01%, 7/22/21 (p)	120,000,000	119,999,358
0.01%, 7/27/21 (p)	530,000,000	529,995,053
0.01%, 8/3/21 (p)	130,000,000	129,998,717
0.03%, 11/4/21 (p)	100,000,000	99,987,750

0.03%, 11/18/21 (p)	100,000,000	99,988,333

Total U.S. Treasury Obligations		1,355,966,694

Total Investments in Securities (99.9%) (Amortized Cost $1,690,955,515)		1,690,955,515
Other Assets Less Liabilities (0.1%)		1,071,675

Net Assets (100%)		$1,692,027,190

Federal Income Tax Cost of Investments		$1,690,955,515

(o)	Discount Note Security. Effective rate calculated as of June 30, 2021.
(p)	Yield to maturity.

Glossary:

FHLB	—	Federal Home Loan Bank

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2021:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Short-Term Investments
U.S. Government Agency Securities	$—	$334,988,821	$—	$334,988,821
U.S. Treasury Obligations	—	1,355,966,694	—	1,355,966,694

Total Assets	$—	$1,690,955,515	$—	$1,690,955,515

Total Liabilities	$—	$—	$—	$—

Total	$—	$1,690,955,515	$—	$1,690,955,515

The Portfolio held no derivatives contracts during the six months ended June 30, 2021.

See Notes to Financial Statements.

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STATEMENT OF ASSETS AND LIABILITIES

June 30, 2021 (Unaudited)

ASSETS
Investments in Securities, at value: (Amortized Cost $1,690,955,515)	$1,690,955,515
Cash	1,378,829
Receivable from investment manager	3,262
Other assets	16,468

Total assets	1,692,354,074

LIABILITIES
Trustees’ fees payable	94
Accrued expenses	326,790

Total liabilities	326,884

NET ASSETS	$1,692,027,190

Net assets were comprised of:
Paid in capital	$1,692,020,466
Total distributable earnings (loss)	6,724

Net assets	$1,692,027,190

Class IA
Net asset value, offering and redemption price per share, $375,849,871 / 375,653,252 shares outstanding (unlimited amount authorized: $0.01 par value)	$1.00

Class IB
Net asset value, offering and redemption price per share, $1,316,177,319 / 1,316,166,309 shares outstanding (unlimited amount authorized: $0.01 par value)	$1.00

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2021 (Unaudited)

INVESTMENT INCOME
Interest	$336,948

EXPENSES
Investment management fees	2,641,074
Distribution fees – Class IB	1,517,108
Administrative fees	731,952
Distribution fees – Class IA	461,280
Printing and mailing expenses	53,199
Professional fees	48,071
Custodian fees	26,084
Trustees’ fees	20,395
Miscellaneous	19,149

Gross expenses	5,518,312
Less: Voluntary waiver from investment manager	(3,202,777)
Voluntary waiver from distributor	(1,978,587)

Net expenses	336,948

NET INVESTMENT INCOME (LOSS)	—

REALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities	1,721

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,721

See Notes to Financial Statements.

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STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31, 2020
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$—	$2,468,012
Net realized gain (loss)	1,721	20,972

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	1,721	2,488,984

Distributions to shareholders:
Class IA	—	(627,677)
Class IB	—	(1,863,795)

Total distributions to shareholders	—	(2,491,472)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 213,646,056 and 436,798,309 shares, respectively ]	213,758,015	437,030,235
Capital shares issued in reinvestment of dividends and distributions [ 0 and 627,349 shares, respectively ]	—	627,677
Capital shares repurchased [ (201,917,912) and (377,867,234) shares, respectively ]	(202,023,704)	(378,068,006)

Total Class IA transactions	11,734,311	59,589,906

Class IB
Capital shares sold [ 6,696,173,265 and 9,685,771,078 shares, respectively ]	6,696,231,956	9,685,923,605
Capital shares issued in reinvestment of dividends and distributions [ 0 and 1,863,779 shares, respectively ]	—	1,863,795
Capital shares repurchased [ (6,648,904,620) and (9,386,913,799) shares, respectively ]	(6,648,962,732)	(9,387,060,195)

Total Class IB transactions	47,269,224	300,727,205

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	59,003,535	360,317,111

TOTAL INCREASE (DECREASE) IN NET ASSETS	59,005,256	360,314,623
NET ASSETS:
Beginning of period	1,633,021,934	1,272,707,311

End of period	$1,692,027,190	$1,633,021,934

See Notes to Financial Statements.

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FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31,
Class IA		2020		2019	2018	2017		2016
Net asset value, beginning of period	$1.00	$1.00		$1.00	$1.00	$1.00		$1.00

Income (loss) from investment operations:
Net investment income (loss) (e)	—	—	#	0.02	0.01	—	#	—	#
Net realized and unrealized gain (loss)	— #	—	#	— #	— #	—	#	—	#

Total from investment operations	— #	—	#	0.02	0.01	—	#	—	#

Less distributions:
Dividends from net investment income	—	—	#	(0.02)	(0.01)	—	#	—	#
Distributions from net realized gains	—	—	#	— #	—	—	#	—	#

Total dividends and distributions	—	—	#	(0.02)	(0.01)	—	#	—	#

Net asset value, end of period	$1.00	$1.00		$1.00	$1.00	$1.00		$1.00

Total return (b)	0.00%‡‡	0.20%		1.52%	1.27%	0.40%		0.00	%‡‡

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$375,850	$364,115		$304,525	$294,561	$296,707		$373,961
Ratio of expenses to average net assets:
After waivers (a)	0.04%	0.32%		0.71%	0.57%	0.46%		0.32%
Before waivers (a)	0.70%	0.71%		0.71%	0.71%	0.71%		0.72%
Ratio of net investment income (loss) to average net assets:
After waivers (a)	—%	0.18%		1.50%	1.26%	0.39%		—	%‡‡
Before waivers (a)	(0.66)%	(0.22)%		1.50%	1.11%	0.14%		(0.40)%

	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31,
Class IB		2020		2019	2018	2017		2016
Net asset value, beginning of period	$1.00	$1.00		$1.00	$1.00	$1.00		$1.00

Income (loss) from investment operations:
Net investment income (loss) (e)	—	—	#	0.02	0.01	—	#	—	#
Net realized and unrealized gain (loss)	— #	—	#	— #	— #	—	#	—	#

Total from investment operations	— #	—	#	0.02	0.01	—	#	—	#

Less distributions:
Dividends from net investment income	—	—	#	(0.02)	(0.01)	—	#	—	#
Distributions from net realized gains	—	—	#	— #	—	—	#	—	#

Total dividends and distributions	—	—	#	(0.02)	(0.01)	—	#	—	#

Net asset value, end of period	$1.00	$1.00		$1.00	$1.00	$1.00		$1.00

Total return (b)	0.00%‡‡	0.20%		1.52%	1.27%	0.40%		0.00	%‡‡

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,316,177	$1,268,907		$968,182	$885,669	$890,913		$1,011,864
Ratio of expenses to average net assets:
After waivers (a)	0.04%	0.31%		0.71%	0.57%	0.46%		0.32%
Before waivers (a)	0.70%	0.71%		0.71%	0.71%	0.71%		0.72%
Ratio of net investment income (loss) to average net assets:
After waivers (a)	—%	0.18%		1.50%	1.26%	0.40%		—	%‡‡
Before waivers (a)	(0.65)%	(0.21)%		1.50%	1.11%	0.15%		(0.40)%

See Notes to Financial Statements.

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FINANCIAL HIGHLIGHTS (Continued)

‡‡	Amount is less than 0.005%.
#	Per share amount is less than $0.005.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.

See Notes to Financial Statements.

1146

EQ/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2021	% of Net Assets
Health Care	26.3%
Information Technology	19.5
Consumer Discretionary	16.6
Repurchase Agreements	9.3
Industrials	8.4
Investment Companies	8.1
Communication Services	6.0
Financials	5.3
Real Estate	3.8
Consumer Staples	2.7
Materials	2.3
Closed End Funds	1.0
Energy	1.0
Utilities	0.1
Cash and Other	(10.4)

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2021 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/21	Ending Account Value 6/30/21	Expenses Paid During Period* 1/1/21 - 6/30/21
Class IB
Actual	$1,000.00	$1,266.20	$6.46
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.09	5.76
Class K
Actual	1,000.00	$1,268.60	5.06
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.33	4.51

* Expenses are equal to the Portfolio’s Class IB and Class K shares annualized expense ratio of 1.15% and 0.90%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

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PORTFOLIO OF INVESTMENTS

June 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (6.0%)
Diversified Telecommunication Services (1.6%)
Anterix, Inc.*	155,496	$9,328,205
Bandwidth, Inc., Class A*	5,245	723,390
Cincinnati Bell, Inc.*	3,297	50,840
Cogent Communications Holdings, Inc.	9,764	750,754
Globalstar, Inc. (x)*	117,610	209,346
IDT Corp., Class B*	3,279	121,192
Iridium Communications, Inc.*	20,592	823,474
Ooma, Inc.*	2,856	53,864
ORBCOMM, Inc.*	16,653	187,180

		12,248,245

Entertainment (2.1%)
Chicken Soup For The Soul Entertainment, Inc. (x)*	688	28,483
Cinemark Holdings, Inc.*	20,649	453,246
CuriosityStream, Inc. (x)*	1,018	13,885
IMAX Corp.*	1,113	23,929
Liberty Media Corp.-Liberty Braves, Class A*	2,070	58,415
Liberty Media Corp.-Liberty Braves, Class C*	8,650	240,211
LiveXLive Media, Inc. (x)*	11,826	55,819
Skillz, Inc. (x)*	667,086	14,489,108

		15,363,096

Interactive Media & Services (1.0%)
Cargurus, Inc.*	21,237	557,047
Cars.com, Inc.*	2,222	31,841
Eventbrite, Inc., Class A*	17,597	334,343
EverQuote, Inc., Class A*	4,180	136,602
fuboTV, Inc. (x)*	29,928	960,988
Liberty TripAdvisor Holdings, Inc., Class A*	12,512	50,924
MediaAlpha, Inc., Class A*	4,219	177,620
QuinStreet, Inc.*	10,989	204,176
Vimeo, Inc.*	91,122	4,464,978
Yelp, Inc.*	15,439	616,942

		7,535,461

Media (1.3%)
AMC Networks, Inc., Class A*	3,311	221,175
Cardlytics, Inc.*	55,650	7,063,654
Clear Channel Outdoor Holdings, Inc. (x)*	7,424	19,599
iHeartMedia, Inc., Class A*	11,425	307,675
Loral Space & Communications, Inc.	2,823	109,674
Magnite, Inc. (x)*	23,926	809,656
MDC Partners, Inc., Class A*	2,859	16,725
Meredith Corp.*	5,717	248,346
Sinclair Broadcast Group, Inc., Class A	1,778	59,065
TechTarget, Inc.*	5,961	461,918
Thryv Holdings, Inc.*	1,167	41,744
WideOpenWest, Inc.*	7,432	153,917

		9,513,148

Wireless Telecommunication Services (0.0%)
Gogo, Inc. (x)*	1,076	12,245
Shenandoah Telecommunications Co.	3,631	176,140

		188,385

Total Communication Services		44,848,335

Consumer Discretionary (16.6%)
Auto Components (0.8%)
Adient plc*	2,746	124,119
American Axle & Manufacturing Holdings, Inc.*	12,651	130,938
Dana, Inc.	18,118	430,484
Dorman Products, Inc.*	6,092	631,558
Fox Factory Holding Corp.*	9,597	1,493,869
Gentherm, Inc.*	7,649	543,461
LCI Industries	5,544	728,592
Modine Manufacturing Co.*	1,440	23,890
Patrick Industries, Inc.	5,110	373,030
Stoneridge, Inc.*	850	25,075
Tenneco, Inc., Class A*	14,454	279,251
Visteon Corp.*	6,364	769,662
XL Fleet Corp. (x)*	1,696	14,128
XPEL, Inc. (m)*	3,972	333,132

		5,901,189

Automobiles (0.2%)
Arcimoto, Inc. (x)*	6,108	104,996
Canoo, Inc. (x)*	8,037	79,888
Fisker, Inc. (x)*	33,237	640,809
Lordstown Motors Corp. (x)*	2,367	26,179
Winnebago Industries, Inc.	7,225	491,011
Workhorse Group, Inc. (x)*	2,505	41,558

		1,384,441

Distributors (0.0%)
Core-Mark Holding Co., Inc.	3,240	145,832
Funko, Inc., Class A (x)*	5,935	126,297
Greenlane Holdings, Inc., Class A*	2,186	9,771

		281,900

Diversified Consumer Services (0.2%)
2U, Inc.*	13,905	579,421
Carriage Services, Inc.	787	29,095
Houghton Mifflin Harcourt Co.*	26,670	294,437
OneSpaWorld Holdings Ltd.*	5,845	56,638
Regis Corp.*	4,671	43,721
Stride, Inc.*	492	15,808
Vivint Smart Home, Inc.*	5,424	71,597
WW International, Inc.*	3,565	128,839

		1,219,556

Hotels, Restaurants & Leisure (2.0%)
Accel Entertainment, Inc.*	13,485	160,067
Bally’s Corp.*	7,581	410,208
BJ’s Restaurants, Inc.*	4,641	228,059
Bloomin’ Brands, Inc.*	20,449	554,986
Brinker International, Inc.*	10,091	624,128
Century Casinos, Inc.*	6,080	81,654
Cheesecake Factory, Inc. (The)*	9,968	540,066
Chuy’s Holdings, Inc.*	2,066	76,979

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Cracker Barrel Old Country Store, Inc.	5,402	$801,981
Dave & Buster’s Entertainment, Inc.*	4,443	180,386
Denny’s Corp.*	10,749	177,251
Dine Brands Global, Inc.*	3,623	323,353
Drive Shack, Inc. (x)*	9,014	29,836
ESC Co. (r)*	5,522	—
Esports Technologies, Inc.*	641	13,499
Everi Holdings, Inc.*	19,385	483,462
Full House Resorts, Inc.*	7,348	73,039
GAN Ltd.*	994	16,341
Golden Entertainment, Inc.*	3,795	170,016
Golden Nugget Online Gaming, Inc. (x)*	7,022	89,601
Hilton Grand Vacations, Inc.*	19,559	809,547
International Game Technology plc*	22,269	533,565
Jack in the Box, Inc.	807	89,932
Kura Sushi USA, Inc., Class A*	764	29,040
Lindblad Expeditions Holdings, Inc.*	6,926	110,885
Monarch Casino & Resort, Inc.*	2,297	151,992
Nathan’s Famous, Inc.	381	27,173
NEOGAMES SA*	1,234	75,854
Noodles & Co.*	9,108	113,668
ONE Group Hospitality, Inc. (The)*	4,401	48,499
Papa John’s International, Inc.	7,525	785,911
PlayAGS, Inc.*	6,267	62,043
RCI Hospitality Holdings, Inc.	1,855	122,801
Red Robin Gourmet Burgers, Inc.*	3,498	115,819
Red Rock Resorts, Inc., Class A*	14,169	602,183
Rush Street Interactive, Inc. (x)*	11,512	141,137
Ruth’s Hospitality Group, Inc.*	7,398	170,376
Scientific Games Corp., Class A*	21,840	1,691,290
SeaWorld Entertainment, Inc.*	6,338	316,520
Shake Shack, Inc., Class A*	8,529	912,774
Target Hospitality Corp.*	13,232	49,091
Texas Roadhouse, Inc.	15,896	1,529,195
Wingstop, Inc.	6,779	1,068,574

		14,592,781

Household Durables (3.3%)
Aterian, Inc. (x)*	4,440	64,957
Casper Sleep, Inc. (x)*	6,500	53,560
Cavco Industries, Inc.*	1,445	321,065
Century Communities, Inc.	4,567	303,888
Cricut, Inc., Class A (x)*	152,577	6,499,780
GoPro, Inc., Class A*	27,866	324,639
Green Brick Partners, Inc.*	1,912	43,479
Hamilton Beach Brands Holding Co., Class A	517	11,514
Helen of Troy Ltd.*	5,518	1,258,766
Hooker Furniture Corp.	206	7,136
Installed Building Products, Inc.	5,433	664,782
iRobot Corp. (x)*	5,649	527,560
KB Home	3,564	145,126
LGI Homes, Inc.*	5,067	820,550
Lovesac Co. (The)*	2,856	227,880
M.D.C. Holdings, Inc.	3,880	196,328
Meritage Homes Corp.*	452	42,524
Purple Innovation, Inc.*	11,166	294,894
Skyline Champion Corp.*	12,041	641,785
Sonos, Inc.*	27,363	963,998
Taylor Morrison Home Corp., Class A*	3,164	83,593
Tri Pointe Homes, Inc.*	2,014	43,160
Victoria plc*	724,168	10,718,635
Vuzix Corp. (x)*	13,068	239,798

		24,499,397

Internet & Direct Marketing Retail (4.8%)
1-800-Flowers.com, Inc., Class A*	6,061	193,164
CarParts.com, Inc.*	10,577	215,348
Duluth Holdings, Inc., Class B (x)*	2,771	57,221
Global-e Online Ltd.*	61,238	3,495,465
Groupon, Inc.*	4,440	191,631
Liquidity Services, Inc.*	5,873	149,468
Original BARK Co. (The) (x)*	148,037	1,640,250
Overstock.com, Inc. (x)*	155,747	14,359,874
PetMed Express, Inc. (x)	3,765	119,915
Porch Group, Inc.*	3,504	67,767
Quotient Technology, Inc.*	19,733	213,314
RealReal, Inc. (The)*	17,483	345,464
Revolve Group, Inc.*	5,028	346,429
Shutterstock, Inc.	5,211	511,564
Stamps.com, Inc.*	2,677	536,176
Stitch Fix, Inc., Class A*	227,431	13,714,089

		36,157,139

Leisure Products (0.2%)
Acushnet Holdings Corp.	2,301	113,669
AMMO, Inc.*	14,730	144,207
Clarus Corp.	5,362	137,804
Escalade, Inc.	713	16,363
Johnson Outdoors, Inc., Class A	731	88,451
Latham Group, Inc.*	4,977	159,065
Malibu Boats, Inc., Class A*	4,624	339,078
Marine Products Corp.	1,664	25,692
MasterCraft Boat Holdings, Inc.*	4,398	115,624
Nautilus, Inc.*	1,793	30,212
Smith & Wesson Brands, Inc.	11,846	411,056
Sturm Ruger & Co., Inc.	3,537	318,259

		1,899,480

Multiline Retail (0.0%)
Franchise Group, Inc.	918	32,378

Specialty Retail (4.6%)
Abercrombie & Fitch Co., Class A*	1,245	57,805
American Eagle Outfitters, Inc. (x)	34,658	1,300,715
America’s Car-Mart, Inc.*	1,113	157,734
Arko Corp. (x)*	4,303	39,545
Asbury Automotive Group, Inc.*	4,418	757,113
At Home Group, Inc.*	15,111	556,689
Bed Bath & Beyond, Inc.*	2,823	93,978
Blink Charging Co. (x)*	8,114	334,053
Boot Barn Holdings, Inc.*	6,653	559,185
Buckle, Inc. (The)	6,658	331,235
Caleres, Inc.	8,310	226,780
Camping World Holdings, Inc., Class A	9,499	389,364

See Notes to Financial Statements.

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EQ/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Chico’s FAS, Inc.*	6,424	$42,270
Children’s Place, Inc. (The)*	3,149	293,046
Citi Trends, Inc.*	1,993	173,391
Designer Brands, Inc., Class A*	13,414	222,002
GrowGeneration Corp. (x)*	12,425	597,642
Guess?, Inc.	1,267	33,449
Haverty Furniture Cos., Inc.	1,645	70,340
Hibbett, Inc.*	3,007	269,517
JOANN, Inc. (x)	2,667	42,005
Kirkland’s, Inc.*	3,154	72,164
MarineMax, Inc.*	2,475	120,631
Monro, Inc.	4,784	303,832
Murphy USA, Inc.	5,586	745,005
National Vision Holdings, Inc.*	18,528	947,337
OneWater Marine, Inc., Class A	2,450	102,973
Party City Holdco, Inc. (x)*	901,133	8,407,571
Rent-A-Center, Inc.	14,118	749,242
Sally Beauty Holdings, Inc.*	25,761	568,545
Shift Technologies, Inc. (x)*	2,644	22,686
Shoe Carnival, Inc. (x)	1,844	132,012
Signet Jewelers Ltd.*	9,050	731,150
Sleep Number Corp.*	2,621	288,179
Sportsman’s Warehouse Holdings, Inc.*	9,713	172,600
Urban Outfitters, Inc.*	10,750	443,115
Vroom, Inc. (x)*	324,648	13,589,765
Winmark Corp.	258	49,557

		33,994,222

Textiles, Apparel & Luxury Goods (0.5%)
Crocs, Inc.*	14,683	1,710,863
Kontoor Brands, Inc.	11,874	669,812
Oxford Industries, Inc.	346	34,199
PLBY Group, Inc. (x)*	2,401	93,375
Rocky Brands, Inc.	241	13,400
Steven Madden Ltd.	18,666	816,824
Superior Group of Cos., Inc.	819	19,582
Wolverine World Wide, Inc.	18,665	627,891

		3,985,946

Total Consumer Discretionary		123,948,429

Consumer Staples (2.7%)
Beverages (0.3%)
Celsius Holdings, Inc.*	10,408	791,945
Coca-Cola Consolidated, Inc.	1,048	421,432
Duckhorn Portfolio, Inc. (The) (x)*	2,951	65,099
MGP Ingredients, Inc.	2,615	176,878
National Beverage Corp.	5,208	245,974
NewAge, Inc. (x)*	17,069	38,064

		1,739,392

Food & Staples Retailing (0.4%)
Andersons, Inc. (The)	2,920	89,147
BJ’s Wholesale Club Holdings, Inc.*	23,210	1,104,332
Chefs’ Warehouse, Inc. (The)*	498	15,851
MedAvail Holdings, Inc. (x)*	2,507	30,711
Performance Food Group Co.*	30,065	1,457,852
PriceSmart, Inc.	334	30,397
Sprouts Farmers Market, Inc.*	11,669	289,975
United Natural Foods, Inc.*	810	29,954

		3,048,219

Food Products (1.4%)
AppHarvest, Inc. (x)*	10,601	169,616
Calavo Growers, Inc.	3,800	240,996
J & J Snack Foods Corp.	3,381	589,680
John B Sanfilippo & Son, Inc.	1,385	122,669
Laird Superfood, Inc. (x)*	941	28,108
Lancaster Colony Corp.	3,775	730,500
Limoneira Co.	1,405	24,658
Mission Produce, Inc. (x)*	861	17,831
Sanderson Farms, Inc.	3,864	726,316
Simply Good Foods Co. (The)*	1,155	42,169
Tattooed Chef, Inc. (x)*	10,340	221,793
Utz Brands, Inc.	337,434	7,352,687
Vital Farms, Inc. (x)*	5,336	106,507

		10,373,530

Household Products (0.2%)
Central Garden & Pet Co.*	877	46,419
Central Garden & Pet Co., Class A*	3,423	165,331
Energizer Holdings, Inc.	15,658	672,981
WD-40 Co.	3,107	796,293

		1,681,024

Personal Products (0.3%)
Beauty Health Co. (The) (x)*	9,432	158,458
BellRing Brands, Inc., Class A*	6,334	198,508
elf Beauty, Inc.*	10,789	292,813
Honest Co., Inc. (The) (x)*	3,822	61,878
Inter Parfums, Inc.	4,226	304,272
Medifast, Inc.	2,654	751,029
Nu Skin Enterprises, Inc., Class A	4,932	279,398
Revlon, Inc., Class A (x)*	47	603
USANA Health Sciences, Inc.*	2,857	292,643
Veru, Inc. (x)*	10,142	81,846

		2,421,448

Tobacco (0.1%)
22nd Century Group, Inc. (x)*	33,729	156,165
Turning Point Brands, Inc.	3,287	150,446
Vector Group Ltd.	5,432	76,809

		383,420

Total Consumer Staples		19,647,033

Energy (1.0%)
Energy Equipment & Services (0.2%)
Aspen Aerogels, Inc.*	4,840	144,813
Cactus, Inc., Class A	12,659	464,839
ChampionX Corp.*	8,232	211,151
DMC Global, Inc.*	4,112	231,136
Frank’s International NV*	5,433	16,462
Liberty Oilfield Services, Inc., Class A*	6,738	95,410
NexTier Oilfield Solutions, Inc.*	4,440	21,134
Solaris Oilfield Infrastructure, Inc., Class A	2,080	20,259
TETRA Technologies, Inc.*	21,395	92,854

		1,298,058

Oil, Gas & Consumable Fuels (0.8%)
Antero Resources Corp.*	7,844	117,895
Arch Resources, Inc.*	657	37,436

See Notes to Financial Statements.

1150

EQ ADVISORS TRUST

EQ/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Callon Petroleum Co. (x)*	7,996	$461,289
Centennial Resource Development, Inc., Class A*	5,477	37,134
Contango Oil & Gas Co. (x)*	32,394	139,942
Denbury, Inc.*	11,493	882,433
Dorian LPG Ltd.*	954	13,471
Earthstone Energy, Inc., Class A*	1,221	13,516
Energy Fuels, Inc.*	26,879	162,618
Extraction Oil & Gas, Inc.*	1,376	75,556
Falcon Minerals Corp.	6,985	35,484
Kosmos Energy Ltd.*	90,051	311,576
Laredo Petroleum, Inc.*	777	72,098
Magnolia Oil & Gas Corp., Class A*	32,077	501,364
Matador Resources Co.	25,225	908,352
Meta Materials, Inc.*	13,669	102,377
Oasis Petroleum, Inc.	3,819	384,000
Ovintiv, Inc.	3,447	108,477
Par Pacific Holdings, Inc.*	8,595	144,568
Riley Exploration Permian, Inc. (x)	260	7,535
Southwestern Energy Co.*	153,927	872,766
Talos Energy, Inc.*	1,359	21,255
Tellurian, Inc. (x)*	70,251	326,667
Uranium Energy Corp. (x)*	46,775	124,422
Ur-Energy, Inc. (x)*	36,732	51,425
Vine Energy, Inc., Class A (x)*	4,638	72,306

		5,985,962

Total Energy		7,284,020

Financials (5.3%)
Banks (0.7%)
Altabancorp	620	26,852
Cadence Bancorp	9,696	202,453
Coastal Financial Corp.*	1,983	56,635
CrossFirst Bankshares, Inc.*	6,219	85,511
Customers Bancorp, Inc.*	400	15,596
Eastern Bankshares, Inc.	8,884	182,744
FB Financial Corp.	1,056	39,410
First Financial Bankshares, Inc.	27,207	1,336,680
Five Star Bancorp (x)*	1,074	25,937
Glacier Bancorp, Inc.	3,006	165,570
Great Western Bancorp, Inc.	260	8,525
Investors Bancorp, Inc.	16,128	229,985
Lakeland Financial Corp.	637	39,265
Live Oak Bancshares, Inc.	7,286	429,874
Metrocity Bankshares, Inc.	1,961	34,337
Metropolitan Bank Holding Corp.*	384	23,124
Origin Bancorp, Inc.	1,229	52,183
RBB Bancorp	1,062	25,722
ServisFirst Bancshares, Inc.	9,486	644,858
Silvergate Capital Corp., Class A*	5,086	576,346
Southern First Bancshares, Inc.*	861	44,049
Stock Yards Bancorp, Inc.	1,157	58,880
Texas Capital Bancshares, Inc.*	4,505	286,022
Triumph Bancorp, Inc.*	4,877	362,117
Veritex Holdings, Inc.	1,497	53,009
West BanCorp, Inc.	1,292	35,853

		5,041,537

Capital Markets (3.7%)
ABG Acquisition Corp. I, Class A*	82,245	810,113
Artisan Partners Asset Management, Inc., Class A	13,123	666,911
Big Sky Growth Partners, Inc. (x)*	177,396	1,772,186
Blucora, Inc.*	4,307	74,554
BowX Acquisition Corp., Class A (x)*	151,977	1,747,736
Brightsphere Investment Group, Inc.	13,007	304,754
CM Life Sciences II, Inc.*	54,710	735,850
CM Life Sciences III, Inc.*	34,367	376,319
Cohen & Steers, Inc.	5,587	458,637
Digital Transformation Opportunities Corp.*	33,466	331,313
Donnelley Financial Solutions, Inc.*	1,510	49,830
Dynamics Special Purpose Corp., Class A (x)*	330,300	3,283,182
Focus Financial Partners, Inc., Class A*	11,583	561,775
GAMCO Investors, Inc., Class A	1,016	25,502
GCM Grosvenor, Inc., Class A (x)	6,366	66,334
Gores Holdings VI, Inc., Class A (x)*	289,169	4,687,429
Greenhill & Co., Inc.	3,652	56,825
Hamilton Lane, Inc., Class A	7,618	694,152
Houlihan Lokey, Inc.	10,147	829,923
Moelis & Co., Class A	7,626	433,843
Open Lending Corp., Class A*	23,740	1,022,957
PJT Partners, Inc., Class A	4,571	326,278
Pzena Investment Management, Inc., Class A	3,869	42,598
Ribbit LEAP Ltd.*	102,781	1,141,897
StepStone Group, Inc., Class A	8,276	284,694
StoneX Group, Inc.*	303	18,383
TCV Acquisition Corp., Class A*	110,150	1,091,587
TPG Pace Tech Opportunities Corp., Class A (x)*	318,906	3,166,737
USHG Acquisition Corp.*	179,972	1,803,319
Value Line, Inc.	160	4,960
Virtus Investment Partners, Inc.	1,650	458,320
WisdomTree Investments, Inc.	23,159	143,586

		27,472,484

Consumer Finance (0.1%)
Atlanticus Holdings Corp.*	1,120	44,464
Curo Group Holdings Corp.	4,423	75,191
FirstCash, Inc.	713	54,502
Green Dot Corp., Class A*	872	40,853
LendingTree, Inc.*	2,583	547,286
PROG Holdings, Inc.	2,379	114,501
Regional Management Corp.	885	41,188

		917,985

Insurance (0.7%)
BRP Group, Inc., Class A*	10,290	274,228
eHealth, Inc.*	1,628	95,075
Goosehead Insurance, Inc., Class A	629	80,072
Heritage Insurance Holdings, Inc.	411	3,526
Investors Title Co.	32	5,588
James River Group Holdings Ltd.	1,113	41,760
Kinsale Capital Group, Inc.	4,792	789,578

See Notes to Financial Statements.

1151

EQ ADVISORS TRUST

EQ/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Oscar Health, Inc., Class A (x)*	59,350	$1,276,025
Palomar Holdings, Inc.*	5,469	412,691
RLI Corp.	8,252	863,077
Selectquote, Inc.*	29,766	573,293
Trupanion, Inc.*	8,392	965,919

		5,380,832

Mortgage Real Estate Investment Trusts (REITs) (0.0%)
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (REIT) (x)	988	55,476
PennyMac Mortgage Investment Trust (REIT)	4,288	90,306

		145,782

Thrifts & Mortgage Finance (0.1%)
Axos Financial, Inc.*	1,011	46,900
Bridgewater Bancshares, Inc.*	2,064	33,334
Columbia Financial, Inc.*	4,242	73,047
Hingham Institution For Savings (The)	78	22,659
Kearny Financial Corp.	9,822	117,373
Luther Burbank Corp.	1,639	19,439
Meta Financial Group, Inc.	2,035	103,032
NMI Holdings, Inc., Class A*	1,390	31,247
Walker & Dunlop, Inc.	822	85,800
Waterstone Financial, Inc.	1,161	22,825

		555,656

Total Financials		39,514,276

Health Care (26.3%)
Biotechnology (9.5%)
4D Molecular Therapeutics, Inc. (x)*	42,439	1,021,931
Abcam plc (ADR)*	99,466	1,893,833
ACADIA Pharmaceuticals, Inc.*	27,341	666,847
Affimed NV*	25,650	218,025
Agenus, Inc.*	43,772	240,308
Akebia Therapeutics, Inc. (x)*	15,488	58,700
Akero Therapeutics, Inc. (x)*	4,295	106,559
Albireo Pharma, Inc.*	3,041	106,982
Aldeyra Therapeutics, Inc.*	10,778	122,115
Alector, Inc. (x)*	12,796	266,541
Aligos Therapeutics, Inc. (x)*	4,121	84,007
Alkermes plc*	36,614	897,775
Allakos, Inc.*	7,974	680,740
Allogene Therapeutics, Inc.*	44,444	1,159,100
Allovir, Inc. (x)*	6,489	128,093
Alpine Immune Sciences, Inc.*	2,473	22,257
ALX Oncology Holdings, Inc.*	3,932	215,002
Amicus Therapeutics, Inc.*	60,144	579,788
Anavex Life Sciences Corp. (x)*	14,130	323,012
Apellis Pharmaceuticals, Inc.*	14,822	936,750
Applied Molecular Transport, Inc. (x)*	5,460	249,740
Applied Therapeutics, Inc. (x)*	3,020	62,756
AquaBounty Technologies, Inc.*	3,965	21,252
Arcutis Biotherapeutics, Inc. (x)*	654	17,848
Ardelyx, Inc.*	14,443	109,478
Arena Pharmaceuticals, Inc.*	1,437	98,003
Arrowhead Pharmaceuticals, Inc.*	23,043	1,908,421
ATAI Life Sciences NV (x)*	114,057	2,110,055
Atara Biotherapeutics, Inc.*	1,610	25,036
Athenex, Inc.*	11,420	52,760
Athersys, Inc. (x)*	41,832	60,238
Atossa Therapeutics, Inc. (x)*	1,931	12,204
Avid Bioservices, Inc.*	13,293	340,965
Avidity Biosciences, Inc. (x)*	1,207	29,825
Avita Medical, Inc. (x)*	5,248	107,689
Beam Therapeutics, Inc. (x)*	19,662	2,530,696
Beyondspring, Inc. (x)*	4,549	47,492
BioAtla, Inc. (x)*	2,681	113,621
BioCryst Pharmaceuticals, Inc. (x)*	4,151	65,627
Biohaven Pharmaceutical Holding Co. Ltd.*	8,290	804,793
Biomea Fusion, Inc. (x)*	1,854	28,941
Bioxcel Therapeutics, Inc. (x)*	3,382	98,281
Blueprint Medicines Corp.*	12,442	1,094,398
Bridgebio Pharma, Inc. (x)*	16,495	1,005,535
Brooklyn ImmunoTherapeutics, Inc. (x)*	4,590	82,666
C4 Therapeutics, Inc. (x)*	34,488	1,305,026
CareDx, Inc.*	11,487	1,051,290
Celcuity, Inc.*	1,745	41,880
Celldex Therapeutics, Inc.*	6,844	228,863
CEL-SCI Corp. (x)*	7,292	63,295
Century Therapeutics, Inc.*	38,151	1,119,350
Cerevel Therapeutics Holdings, Inc.*	7,706	197,428
ChemoCentryx, Inc.*	898	12,024
Chimerix, Inc.*	11,624	92,992
Clene, Inc. (x)*	3,254	36,575
Clovis Oncology, Inc. (x)*	23,634	137,077
Codiak Biosciences, Inc.*	3,439	63,725
Cogent Biosciences, Inc.*	2,429	19,699
Coherus Biosciences, Inc.*	15,160	209,663
Cortexyme, Inc. (x)*	4,427	234,631
Crinetics Pharmaceuticals, Inc.*	7,495	141,281
Cue Biopharma, Inc.*	6,616	77,076
Cullinan Oncology, Inc. (x)*	205	5,279
Curis, Inc. (x)*	16,691	134,696
Cytokinetics, Inc.*	14,551	287,964
CytomX Therapeutics, Inc.*	12,222	77,365
Deciphera Pharmaceuticals, Inc.*	7,999	292,843
Denali Therapeutics, Inc.*	20,679	1,622,061
DermTech, Inc. (x)*	5,265	218,866
Design Therapeutics, Inc.*	1,700	33,813
Dicerna Pharmaceuticals, Inc.*	15,862	591,970
Dynavax Technologies Corp. (x)*	23,993	236,331
Eagle Pharmaceuticals, Inc.*	1,199	51,317
Editas Medicine, Inc. (x)*	25,968	1,470,828
Enanta Pharmaceuticals, Inc.*	617	27,154
Epizyme, Inc.*	21,569	179,238
Esperion Therapeutics, Inc. (x)*	5,693	120,407
Evelo Biosciences, Inc. (x)*	6,814	93,624
Fate Therapeutics, Inc.*	29,239	2,537,653
FibroGen, Inc.*	17,506	466,185
Flexion Therapeutics, Inc. (x)*	10,557	86,884
Foghorn Therapeutics, Inc. (x)*	1,184	12,633
Forte Biosciences, Inc. (x)*	2,496	83,916
Fortress Biotech, Inc. (x)*	17,239	61,543
G1 Therapeutics, Inc. (x)*	5,107	112,048

See Notes to Financial Statements.

1152

EQ ADVISORS TRUST

EQ/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Gemini Therapeutics, Inc. (x)*	1,387	$8,974
Generation Bio Co.*	9,089	244,494
Global Blood Therapeutics, Inc.*	13,849	484,992
Graphite Bio, Inc.*	29,866	917,782
Greenwich Lifesciences, Inc. (x)*	896	40,266
GT Biopharma, Inc. (x)*	5,296	82,088
Halozyme Therapeutics, Inc.*	32,112	1,458,206
Harpoon Therapeutics, Inc.*	4,201	58,268
Heron Therapeutics, Inc. (x)*	20,514	318,377
Hookipa Pharma, Inc.*	1,997	18,293
Humanigen, Inc. (x)*	9,899	172,045
Ideaya Biosciences, Inc.*	1,660	34,843
IGM Biosciences, Inc. (x)*	1,751	145,683
ImmunityBio, Inc. (x)*	1,696	24,219
ImmunoGen, Inc.*	23,512	154,944
Immunovant, Inc.*	5,348	56,528
Infinity Pharmaceuticals, Inc. (x)*	17,667	52,824
Inhibrx, Inc. (x)*	6,159	169,496
Insmed, Inc.*	23,632	672,567
Instil Bio, Inc. (x)*	1,735	33,520
Intellia Therapeutics, Inc.*	38,460	6,227,059
Intercept Pharmaceuticals, Inc.*	6,449	128,787
Invitae Corp. (x)*	11,466	386,748
Ironwood Pharmaceuticals, Inc.*	33,586	432,252
IVERIC bio, Inc.*	3,921	24,742
Kadmon Holdings, Inc.*	38,366	148,476
KalVista Pharmaceuticals, Inc.*	4,400	105,424
Karuna Therapeutics, Inc.*	5,070	577,929
Karyopharm Therapeutics, Inc. (x)*	17,213	177,638
Keros Therapeutics, Inc.*	3,458	146,861
Kiniksa Pharmaceuticals Ltd., Class A*	2,980	41,511
Kinnate Biopharma, Inc. (x)*	191	4,447
Kodiak Sciences, Inc.*	7,643	710,799
Kronos Bio, Inc. (x)*	1,040	24,908
Krystal Biotech, Inc.*	1,445	98,260
Kymera Therapeutics, Inc. (x)*	6,396	310,206
Lexicon Pharmaceuticals, Inc. (x)*	6,318	29,000
Ligand Pharmaceuticals, Inc.*	398	52,214
Lyell Immunopharma, Inc. (x)*	187,720	3,048,573
MacroGenics, Inc.*	11,995	322,186
Madrigal Pharmaceuticals, Inc.*	2,506	244,110
Magenta Therapeutics, Inc.*	5,903	57,731
MannKind Corp. (x)*	6,109	33,294
MEI Pharma, Inc. (x)*	23,717	67,593
MeiraGTx Holdings plc*	611	9,471
Mersana Therapeutics, Inc.*	10,768	146,229
MiMedx Group, Inc. (x)*	16,537	206,878
Mirum Pharmaceuticals, Inc.*	579	10,011
Molecular Templates, Inc. (x)*	8,117	63,475
Morphic Holding, Inc.*	4,614	264,797
Neoleukin Therapeutics, Inc. (x)*	1,934	17,851
NexImmune, Inc. (x)*	1,222	19,943
Nurix Therapeutics, Inc.*	6,331	167,961
Ocugen, Inc. (x)*	40,823	327,809
Olema Pharmaceuticals, Inc. (x)*	1,261	35,283
Oncocyte Corp.*	12,207	70,068
Organogenesis Holdings, Inc.*	8,470	140,771
ORIC Pharmaceuticals, Inc.*	915	16,186
Outlook Therapeutics, Inc. (x)*	19,319	48,104
Oyster Point Pharma, Inc. (x)*	199	3,421
Passage Bio, Inc.*	74,742	989,584
PMV Pharmaceuticals, Inc.*	5,788	197,718
Praxis Precision Medicines, Inc. (x)*	470	8,592
Precigen, Inc. (x)*	18,416	120,072
Precision BioSciences, Inc.*	10,658	133,438
Prelude Therapeutics, Inc. (x)*	2,373	67,939
Prometheus Biosciences, Inc. (x)*	612	15,031
Protagonist Therapeutics, Inc.*	9,181	412,043
Prothena Corp. plc*	5,839	300,183
PTC Therapeutics, Inc.*	16,107	680,843
Puma Biotechnology, Inc.*	7,419	68,106
Radius Health, Inc.*	11,066	201,844
RAPT Therapeutics, Inc.*	3,990	126,842
Recursion Pharmaceuticals, Inc., Class A*	3,098	113,077
REGENXBIO, Inc.*	4,634	180,031
Relay Therapeutics, Inc.*	38,292	1,401,104
Reneo Pharmaceuticals, Inc. (x)*	1,483	13,836
Replimune Group, Inc.*	4,173	160,327
REVOLUTION Medicines, Inc.*	1,881	59,703
Rigel Pharmaceuticals, Inc.*	37,044	160,771
Rocket Pharmaceuticals, Inc.*	9,271	410,613
Rubius Therapeutics, Inc. (x)*	10,012	244,393
Sana Biotechnology, Inc.*	75,588	1,486,060
Sangamo Therapeutics, Inc.*	23,440	280,577
Scholar Rock Holding Corp. (x)*	5,219	150,829
Selecta Biosciences, Inc.*	2,286	9,556
Seres Therapeutics, Inc. (x)*	15,446	368,387
Sesen Bio, Inc. (x)*	37,966	175,403
Shattuck Labs, Inc. (x)*	4,805	139,297
Sigilon Therapeutics, Inc.*	17	182
Sorrento Therapeutics, Inc. (x)*	56,656	548,997
Spectrum Pharmaceuticals, Inc.*	34,334	128,753
Spero Therapeutics, Inc.*	5,425	75,733
SpringWorks Therapeutics, Inc.*	6,702	552,312
Stoke Therapeutics, Inc. (x)*	4,228	142,315
Summit Therapeutics, Inc. (x)*	4,865	36,293
Sutro Biopharma, Inc.*	756	14,054
Syndax Pharmaceuticals, Inc.*	2,489	42,736
Syros Pharmaceuticals, Inc. (x)*	6,303	34,351
Talaris Therapeutics, Inc.*	1,265	18,583
Taysha Gene Therapies, Inc. (x)*	4,046	85,775
TG Therapeutics, Inc.*	29,170	1,131,504
Translate Bio, Inc.*	7,770	213,986
Travere Therapeutics, Inc.*	878	12,810
Trevena, Inc. (x)*	12,200	20,618
Trillium Therapeutics, Inc. (x)*	3,309	32,097
Turning Point Therapeutics, Inc.*	1,154	90,035
Twist Bioscience Corp.*	10,757	1,433,370
UroGen Pharma Ltd. (x)*	2,680	40,924
Vaxart, Inc. (x)*	24,115	180,621
Vaxcyte, Inc.*	2,588	58,256
VBI Vaccines, Inc. (x)*	34,461	115,444
Verastem, Inc.*	38,518	156,768
Vericel Corp. (x)*	10,647	558,968
Vincerx Pharma, Inc.*	1,090	14,159
Vir Biotechnology, Inc.*	13,718	648,587
Viracta Therapeutics, Inc. (x)*	1,727	19,584
VistaGen Therapeutics, Inc. (x)*	35,562	112,020
Vor BioPharma, Inc.*	287	5,353
Werewolf Therapeutics, Inc. (x)*	1,025	17,876
Xencor, Inc.*	13,136	453,061
XOMA Corp. (x)*	179	6,086

See Notes to Financial Statements.

1153

EQ ADVISORS TRUST

EQ/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Y-mAbs Therapeutics, Inc.*	7,844	$265,127
Zentalis Pharmaceuticals, Inc.*	7,372	392,190
ZIOPHARM Oncology, Inc. (x)*	46,198	121,963

		71,198,283

Health Care Equipment & Supplies (4.7%)
Accelerate Diagnostics, Inc. (x)*	7,787	62,763
Accuray, Inc.*	20,707	93,596
Acutus Medical, Inc. (x)*	3,638	61,773
Alphatec Holdings, Inc.*	14,149	216,763
Angle plc (x)*	1,853,283	3,499,377
Apyx Medical Corp.*	6,845	70,572
Asensus Surgical, Inc. (x)*	16,339	51,795
Aspira Women’s Health, Inc. (x)*	16,438	92,382
AtriCure, Inc.*	10,229	811,467
Atrion Corp.	312	193,730
Axogen, Inc.*	8,513	183,966
Axonics, Inc.*	9,544	605,185
BioLife Solutions, Inc.*	5,430	241,689
Bioventus, Inc., Class A (x)*	1,440	25,344
Butterfly Network, Inc.*	7,187	104,068
Cardiovascular Systems, Inc.*	9,129	389,352
Cerus Corp.*	37,309	220,496
ClearPoint Neuro, Inc.*	4,204	80,254
CONMED Corp.	6,623	910,199
CryoLife, Inc.*	7,499	212,972
CryoPort, Inc. (x)*	9,027	569,604
Cutera, Inc.*	3,815	187,050
CytoSorbents Corp. (x)*	9,893	74,692
Eargo, Inc. (x)*	4,259	169,977
Figs, Inc., Class A (x)*	112,895	5,656,040
Glaukos Corp.*	10,283	872,307
Haemonetics Corp.*	7,633	508,663
Heska Corp.*	2,206	506,784
Inari Medical, Inc.*	7,762	724,039
Inogen, Inc.*	4,333	282,382
Intersect ENT, Inc.*	7,227	123,509
iRadimed Corp.*	1,168	34,351
iRhythm Technologies, Inc.*	6,546	434,327
Lantheus Holdings, Inc.*	2,253	62,273
LeMaitre Vascular, Inc.	4,014	244,934
LivaNova plc*	9,011	757,915
Meridian Bioscience, Inc.*	1,079	23,932
Merit Medical Systems, Inc.*	10,479	677,572
Misonix, Inc.*	1,364	30,254
Neogen Corp.*	22,959	1,057,032
Neuronetics, Inc. (x)*	5,020	80,420
NeuroPace, Inc. (x)*	1,465	34,852
Nevro Corp.*	7,882	1,306,757
NuVasive, Inc.*	11,822	801,295
Ortho Clinical Diagnostics Holdings plc*	19,578	419,165
OrthoPediatrics Corp.*	3,074	194,215
Outset Medical, Inc.*	33,846	1,691,623
PAVmed, Inc.*	16,977	108,653
Penumbra, Inc.*	6,761	1,852,920
Pulmonx Corp. (x)*	6,025	265,823
Pulse Biosciences, Inc. (x)*	2,813	46,133
Quotient Ltd.*	399,774	1,455,177
Retractable Technologies, Inc. (x)*	4,037	46,668
SeaSpine Holdings Corp.*	3,563	73,077
Senseonics Holdings, Inc. (x)*	92,255	354,259
Shockwave Medical, Inc.*	7,681	1,457,316
SI-BONE, Inc.*	7,529	236,938
Sientra, Inc. (x)*	10,635	84,655
Silk Road Medical, Inc.*	7,844	375,414
Soliton, Inc. (x)*	1,800	40,482
STAAR Surgical Co.*	10,682	1,629,005
Stereotaxis, Inc.*	10,578	101,972
Surmodics, Inc.*	3,013	163,455
Tactile Systems Technology, Inc.*	4,483	233,116
TransMedics Group, Inc.*	5,624	186,604
Treace Medical Concepts, Inc.*	2,392	74,774
Utah Medical Products, Inc.	78	6,633
Vapotherm, Inc. (x)*	4,925	116,427
Varex Imaging Corp.*	1,205	32,318
ViewRay, Inc.*	30,309	200,039
Zynex, Inc. (x)*	4,715	73,224

		34,868,789

Health Care Providers & Services (5.2%)
1Life Healthcare, Inc.*	26,595	879,231
Accolade, Inc.*	11,532	626,303
Addus HomeCare Corp.*	1,450	126,498
Agiliti, Inc.*	4,977	108,847
agilon health, Inc.*	143,673	5,828,814
Alignment Healthcare, Inc. (x)*	83,249	1,945,529
AMN Healthcare Services, Inc.*	11,102	1,076,672
Apollo Medical Holdings, Inc.*	8,072	507,002
Apria, Inc.*	875	24,500
Aveanna Healthcare Holdings, Inc.*	8,613	106,543
Biodesix, Inc. (x)*	2,615	34,544
Castle Biosciences, Inc.*	4,353	319,205
Community Health Systems, Inc.*	24,073	371,687
CorVel Corp.*	1,974	265,108
Covetrus, Inc.*	390,988	10,556,676
Cross Country Healthcare, Inc.*	1,558	25,723
Ensign Group, Inc. (The)	12,006	1,040,560
Exagen, Inc.*	1,127	16,894
Fulgent Genetics, Inc. (x)*	578	53,309
Hanger, Inc.*	8,337	210,759
HealthEquity, Inc.*	38,318	3,083,833
InfuSystem Holdings, Inc.*	3,646	75,800
Innovage Holding Corp.*	3,968	84,558
Joint Corp. (The)*	3,056	256,460
LHC Group, Inc.*	6,948	1,391,406
MEDNAX, Inc.*	9,037	272,466
ModivCare, Inc.*	938	159,526
National Research Corp.	3,045	139,766
Ontrak, Inc. (x)*	1,828	59,373
Owens & Minor, Inc.	13,348	565,021
Patterson Cos., Inc.	4,972	151,099
Pennant Group, Inc. (The)*	5,723	234,071
PetIQ, Inc. (x)*	6,314	243,720
Privia Health Group, Inc. (x)*	37,423	1,660,459
Progyny, Inc.*	14,400	849,600
R1 RCM, Inc.*	30,280	673,427
RadNet, Inc.*	10,005	337,068
Select Medical Holdings Corp.	25,204	1,065,121
Sharps Compliance Corp.*	3,839	39,542
Signify Health, Inc., Class A*	65,633	1,997,212
SOC Telemed, Inc. (x)*	6,868	39,079
Surgery Partners, Inc.*	7,341	489,057

See Notes to Financial Statements.

1154

EQ ADVISORS TRUST

EQ/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Tenet Healthcare Corp.*	2,867	$192,060
Tivity Health, Inc.*	5,862	154,229
US Physical Therapy, Inc.	2,846	329,766
Viemed Healthcare, Inc.*	1,286	9,195

		38,677,318

Health Care Technology (2.6%)
Doximity, Inc., Class A*	115,265	6,708,423
Evolent Health, Inc., Class A*	3,743	79,052
Forian, Inc. (x)*	3,703	46,547
Health Catalyst, Inc.*	10,321	572,919
iCAD, Inc.*	4,841	83,798
Inovalon Holdings, Inc., Class A*	16,801	572,578
Inspire Medical Systems, Inc.*	29,914	5,781,180
Multiplan Corp.*	13,752	130,919
NantHealth, Inc. (x)*	5,491	12,739
Omnicell, Inc.*	9,801	1,484,361
OptimizeRx Corp.*	3,770	233,363
Phreesia, Inc.*	8,823	540,850
Schrodinger, Inc.*	32,308	2,442,808
Simulations Plus, Inc. (x)	3,385	185,870
Tabula Rasa HealthCare, Inc. (x)*	5,087	254,350
Vocera Communications, Inc.*	8,006	319,039

		19,448,796

Life Sciences Tools & Services (3.1%)
23andMe Holding Co. (r)*	168,386	1,830,642
AbCellera Biologics, Inc.*	47,021	1,034,462
Akoya Biosciences, Inc.*	1,587	30,693
Berkeley Lights, Inc.*	10,979	491,969
Bionano Genomics, Inc. (x)*	62,471	457,912
ChromaDex Corp. (x)*	9,977	98,373
Codexis, Inc.*	14,164	320,956
Fluidigm Corp. (x)*	1,206	7,429
Harvard Bioscience, Inc.*	7,504	62,508
Inotiv, Inc.*	2,890	77,105
Luminex Corp.	10,132	372,858
Medpace Holdings, Inc.*	6,617	1,168,761
NanoString Technologies, Inc.*	169,969	11,012,291
NeoGenomics, Inc.*	25,868	1,168,458
Olink Holding AB (ADR)*	54,867	1,888,522
Pacific Biosciences of California, Inc.*	20,315	710,416
Personalis, Inc.*	672	17,002
Quanterix Corp.*	6,863	402,584
Seer, Inc. (x)*	55,993	1,835,450

		22,988,391

Pharmaceuticals (1.2%)
9 Meters Biopharma, Inc.*	46,705	51,375
Aclaris Therapeutics, Inc.*	9,634	169,173
Aerie Pharmaceuticals, Inc. (x)*	10,023	160,468
Amneal Pharmaceuticals, Inc.*	23,487	120,253
Amphastar Pharmaceuticals, Inc.*	2,529	50,985
Ampio Pharmaceuticals, Inc.*	42,072	70,260
Angion Biomedica Corp. (x)*	1,117	14,543
Antares Pharma, Inc.*	37,345	162,824
Arvinas, Inc.*	9,956	766,612
Atea Pharmaceuticals, Inc. (x)*	1,295	27,817
Axsome Therapeutics, Inc.*	6,429	433,700
BioDelivery Sciences International, Inc.*	22,090	79,082
Cassava Sciences, Inc. (x)*	8,497	725,984
Cerecor, Inc. (x)*	10,921	35,712
Collegium Pharmaceutical, Inc.*	7,854	185,669
Corcept Therapeutics, Inc.*	22,236	489,192
CorMedix, Inc. (x)*	1,141	7,827
Durect Corp. (x)*	53,787	87,673
Edgewise Therapeutics, Inc. (x)*	2,691	57,399
Evolus, Inc. (x)*	7,224	91,384
GH Research plc (x)*	22,942	498,530
Harmony Biosciences Holdings, Inc.*	4,925	139,033
Innoviva, Inc.*	1,545	20,718
Intra-Cellular Therapies, Inc.*	16,122	658,100
Kala Pharmaceuticals, Inc. (x)*	8,196	43,439
Kaleido Biosciences, Inc. (x)*	3,691	27,461
KemPharm, Inc. (x)*	3,190	40,896
Landos Biopharma, Inc. (x)*	1,261	14,565
Marinus Pharmaceuticals, Inc. (x)*	8,201	147,126
Mind Medicine MindMed, Inc.*	71,615	247,072
NGM Biopharmaceuticals, Inc.*	701	13,824
Nuvation Bio, Inc. (x)*	6,517	60,673
Ocular Therapeutix, Inc.*	16,596	235,331
Omeros Corp. (x)*	13,360	198,262
Oramed Pharmaceuticals, Inc. (x)*	5,933	79,383
Pacira BioSciences, Inc.*	10,027	608,438
Paratek Pharmaceuticals, Inc. (x)*	9,916	67,627
Phathom Pharmaceuticals, Inc.*	4,460	150,971
Phibro Animal Health Corp., Class A	4,502	130,018
Pliant Therapeutics, Inc. (x)*	5,032	146,532
Rain Therapeutics, Inc. (x)*	1,061	16,488
Reata Pharmaceuticals, Inc., Class A*	5,428	768,225
Relmada Therapeutics, Inc.*	3,448	110,370
Revance Therapeutics, Inc.*	16,192	479,931
Seelos Therapeutics, Inc. (x)*	16,453	43,436
SIGA Technologies, Inc.*	10,564	66,342
Tarsus Pharmaceuticals, Inc.*	1,333	38,630
Terns Pharmaceuticals, Inc. (x)*	1,665	20,413
TherapeuticsMD, Inc. (x)*	81,756	97,290
Theravance Biopharma, Inc. (x)*	10,732	155,829
Verrica Pharmaceuticals, Inc. (x)*	3,299	37,279
WaVe Life Sciences Ltd.*	8,175	54,445

		9,204,609

Total Health Care		196,386,186

Industrials (8.4%)
Aerospace & Defense (1.0%)
Aerojet Rocketdyne Holdings, Inc.	13,241	639,408
AeroVironment, Inc.*	5,156	516,373
Axon Enterprise, Inc.*	34,552	6,108,794
Byrna Technologies, Inc. (x)*	2,364	53,710
Kratos Defense & Security Solutions, Inc.*	6,274	178,746
PAE, Inc. (x)*	19,768	175,935

		7,672,966

Air Freight & Logistics (0.1%)
Echo Global Logistics, Inc.*	1,984	60,988
Forward Air Corp.	6,293	564,797

		625,785

See Notes to Financial Statements.

1155

EQ ADVISORS TRUST

EQ/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Airlines (0.1%)
Allegiant Travel Co.*	3,391	$657,854
Frontier Group Holdings, Inc.*	7,528	128,277
Sun Country Airlines Holdings, Inc. (x)*	3,904	144,487

		930,618

Building Products (0.6%)
AAON, Inc.	9,574	599,236
Cornerstone Building Brands, Inc.*	12,473	226,759
CSW Industrials, Inc.	3,183	377,058
Gibraltar Industries, Inc.*	2,080	158,725
Insteel Industries, Inc.	433	13,921
JELD-WEN Holding, Inc.*	7,496	196,845
Masonite International Corp.*	5,623	628,595
PGT Innovations, Inc.*	6,147	142,795
Resideo Technologies, Inc.*	3,827	114,810
Simpson Manufacturing Co., Inc.	9,841	1,086,840
UFP Industries, Inc.	12,158	903,826

		4,449,410

Commercial Services & Supplies (0.7%)
Brink’s Co. (The)	11,076	851,080
Casella Waste Systems, Inc., Class A*	10,389	658,974
Cimpress plc*	3,887	421,390
Covanta Holding Corp.	26,841	472,670
Harsco Corp.*	7,390	150,904
Healthcare Services Group, Inc.	8,843	279,174
Heritage-Crystal Clean, Inc.*	1,357	40,276
HNI Corp.	1,186	52,148
Interface, Inc.	3,000	45,900
Montrose Environmental Group, Inc.*	5,035	270,178
Pitney Bowes, Inc.	13,090	114,799
SP Plus Corp.*	5,152	157,600
Tetra Tech, Inc.	12,231	1,492,671
US Ecology, Inc.*	845	31,704
Viad Corp.*	4,511	224,873

		5,264,341

Construction & Engineering (0.5%)
Ameresco, Inc., Class A*	7,148	448,323
Comfort Systems USA, Inc.	8,152	642,296
Construction Partners, Inc., Class A*	6,316	198,322
Dycom Industries, Inc.*	5,559	414,312
EMCOR Group, Inc.	1,234	152,017
IES Holdings, Inc.*	1,919	98,560
Infrastructure and Energy Alternatives, Inc.*	1,979	25,450
MYR Group, Inc.*	2,791	253,758
NV5 Global, Inc.*	695	65,684
Sterling Construction Co., Inc.*	1,267	30,573
WillScot Mobile Mini Holdings Corp.*	42,615	1,187,680

		3,516,975

Electrical Equipment (0.6%)
Advent Technologies Holdings, Inc. (x)*	2,642	25,469
Allied Motion Technologies, Inc.	2,503	86,429
Array Technologies, Inc.*	6,588	102,773
Atkore, Inc.*	10,709	760,339
Babcock & Wilcox Enterprises, Inc.*	3,787	29,841
Beam Global (x)*	1,680	64,361
Bloom Energy Corp., Class A (x)*	31,708	851,994
EnerSys	1,125	109,946
Eos Energy Enterprises, Inc.*	3,893	69,918
FTC Solar, Inc. (x)*	4,093	54,478
FuelCell Energy, Inc. (x)*	55,654	495,321
GrafTech International Ltd.	33,368	387,736
Romeo Power, Inc. (x)*	7,237	58,909
Stem, Inc. (x)*	13,911	500,935
TPI Composites, Inc.*	7,949	384,890
Vicor Corp.*	4,751	502,371

		4,485,710

Industrial Conglomerates (0.1%)
Raven Industries, Inc.	7,903	457,189

Machinery (2.4%)
AgEagle Aerial Systems, Inc. (x)*	9,521	50,176
Alamo Group, Inc.	1,949	297,573
Albany International Corp., Class A	1,404	125,321
Blue Bird Corp.*	1,545	38,409
Chart Industries, Inc.*	4,875	713,310
CIRCOR International, Inc.*	4,128	134,573
Commercial Vehicle Group, Inc.*	2,729	29,009
Desktop Metal, Inc., Class A (x)*	339,925	3,909,137
Douglas Dynamics, Inc.	5,424	220,702
Energy Recovery, Inc.*	10,170	231,673
Enerpac Tool Group Corp.	14,013	373,026
ESCO Technologies, Inc.	453	42,496
Evoqua Water Technologies Corp.*	26,344	889,900
ExOne Co. (The) (x)*	292	6,319
Federal Signal Corp.	13,851	557,226
Franklin Electric Co., Inc.	10,529	848,848
Gorman-Rupp Co. (The)	650	22,386
Helios Technologies, Inc.	7,405	577,960
Hillenbrand, Inc.	9,626	424,314
Hydrofarm Holdings Group, Inc.*	2,490	147,184
Hyliion Holdings Corp. (x)*	4,995	58,192
John Bean Technologies Corp.	7,130	1,016,881
Kadant, Inc.	2,676	471,217
Lindsay Corp.	2,215	366,095
Luxfer Holdings plc	2,644	58,829
Lydall, Inc.*	1,775	107,423
Meritor, Inc.*	13,683	320,456
Mueller Industries, Inc.	4,846	209,880
Mueller Water Products, Inc., Class A	2,321	33,469
Navistar International Corp.*	1,889	84,060
Nikola Corp. (x)*	45,629	824,060
Omega Flex, Inc.	688	100,936
Proto Labs, Inc.*	981	90,056
RBC Bearings, Inc.*	795	158,539
REV Group, Inc.	769	12,066
Rexnord Corp.	14,345	717,824
Shyft Group, Inc. (The)	7,710	288,431
SPX Corp.*	8,375	511,545

See Notes to Financial Statements.

1156

EQ ADVISORS TRUST

EQ/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
SPX FLOW, Inc.	800	$52,192
Tennant Co.	4,117	328,742
Terex Corp.	15,676	746,491
Titan International, Inc.*	1,972	16,723
Wabash National Corp.	1,189	19,024
Watts Water Technologies, Inc., Class A	3,377	492,738
Welbilt, Inc.*	29,825	690,449

		17,415,860

Professional Services (1.5%)
ASGN, Inc.*	10,524	1,020,091
Atlas Technical Consultants, Inc.*	4,555	44,092
CRA International, Inc.	1,779	152,282
Exponent, Inc.	11,768	1,049,823
Forrester Research, Inc.*	2,559	117,202
Franklin Covey Co.*	3,960	128,106
Heidrick & Struggles International, Inc.	1,936	86,249
HireQuest, Inc.	999	18,492
Huron Consulting Group, Inc.*	1,279	62,863
Insperity, Inc.	8,282	748,444
KBR, Inc.	28,124	1,072,931
Kforce, Inc.	4,684	294,764
Rekor Systems, Inc.*	8,288	84,206
TriNet Group, Inc.*	9,051	656,017
Upwork, Inc.*	98,423	5,737,077
Willdan Group, Inc.*	2,157	81,190

		11,353,829

Road & Rail (0.2%)
Daseke, Inc.*	9,234	59,836
HyreCar, Inc. (x)*	3,953	82,697
PAM Transportation Services, Inc.*	32	1,688
Saia, Inc.*	6,028	1,262,806
Universal Logistics Holdings, Inc.	1,160	27,028
Werner Enterprises, Inc.	1,681	74,838

		1,508,893

Trading Companies & Distributors (0.6%)
Alta Equipment Group, Inc.*	1,031	13,702
Applied Industrial Technologies, Inc.	8,880	808,613
Beacon Roofing Supply, Inc.*	9,358	498,313
BlueLinx Holdings, Inc.*	2,006	100,862
Boise Cascade Co.	1,919	111,974
CAI International, Inc.	974	54,544
Custom Truck One Source, Inc. (x)*	1,493	14,213
EVI Industries, Inc. (x)*	41,671	1,183,456
Global Industrial Co.	2,085	76,540
H&E Equipment Services, Inc.	7,266	241,740
Herc Holdings, Inc.*	5,744	643,730
Karat Packaging, Inc.*	983	20,024
Lawson Products, Inc.*	1,017	54,420
McGrath RentCorp	3,669	299,280
Textainer Group Holdings Ltd.*	1,499	50,621
Transcat, Inc.*	1,543	87,195
WESCO International, Inc.*	1,795	184,562

		4,443,789

Transportation Infrastructure (0.0%)
Macquarie Infrastructure Corp.	4,827	184,729

Total Industrials		62,310,094

Information Technology (19.5%)
Communications Equipment (0.4%)
ADTRAN, Inc.	884	18,255
CalAmp Corp.*	7,847	99,814
Calix, Inc.*	10,085	479,038
Cambium Networks Corp.*	1,938	93,702
Casa Systems, Inc.*	6,821	60,502
Clearfield, Inc.*	2,610	97,745
DZS, Inc.*	1,716	35,607
EMCORE Corp. (x)*	1,361	12,548
Extreme Networks, Inc.*	28,776	321,140
Harmonic, Inc.*	4,016	34,216
Infinera Corp. (x)*	41,445	422,739
Inseego Corp. (x)*	4,093	41,298
Plantronics, Inc.*	3,227	134,663
Viavi Solutions, Inc.*	46,464	820,554

		2,671,821

Electronic Equipment, Instruments & Components (1.3%)
908 Devices, Inc. (x)*	1,739	67,386
Advanced Energy Industries, Inc.	8,758	987,114
Akoustis Technologies, Inc. (x)*	9,946	106,522
Arlo Technologies, Inc.*	18,226	123,390
Badger Meter, Inc.	6,723	659,661
CTS Corp.	1,565	58,155
Fabrinet*	7,104	681,061
FARO Technologies, Inc.*	2,064	160,517
Identiv, Inc. (x)*	4,297	73,049
II-VI, Inc.*	22,066	1,601,771
Insight Enterprises, Inc.*	2,880	288,029
Iteris, Inc.*	8,930	59,385
Itron, Inc.*	8,443	844,131
Kimball Electronics, Inc.*	626	13,609
Luna Innovations, Inc. (x)*	7,518	81,420
MicroVision, Inc. (x)*	36,253	607,238
Napco Security Technologies, Inc.*	3,395	123,476
nLight, Inc.*	9,982	362,147
Novanta, Inc.*	8,000	1,078,080
OSI Systems, Inc.*	415	42,181
Ouster, Inc. (x)*	6,388	79,786
PAR Technology Corp.*	5,277	369,073
Plexus Corp.*	5,598	511,713
Rogers Corp.*	3,744	751,795
Velodyne Lidar, Inc. (x)*	15,621	166,207
Vishay Intertechnology, Inc.	4,181	94,282

		9,991,178

IT Services (3.0%)
BigCommerce Holdings, Inc.*	10,702	694,774
Brightcove, Inc.*	9,492	136,210
Cantaloupe, Inc.*	12,971	153,836
Cass Information Systems, Inc.	775	31,581
Contra Bmtechnologies (r)*	60	560
CSG Systems International, Inc.	3,453	162,912
DigitalOcean Holdings, Inc. (x)*	2,687	149,370
Evertec, Inc.	13,887	606,168
Evo Payments, Inc., Class A*	11,009	305,390

See Notes to Financial Statements.

1157

EQ ADVISORS TRUST

EQ/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
ExlService Holdings, Inc.*	7,333	$779,205
Fastly, Inc., Class A (x)*	249,527	14,871,809
GreenBox POS*	3,928	46,861
GreenSky, Inc., Class A (x)*	15,301	84,921
Grid Dynamics Holdings, Inc.*	6,555	98,522
Hackett Group, Inc. (The)	5,542	99,867
I3 Verticals, Inc., Class A*	4,996	150,979
IBEX Holdings Ltd.*	3,326	64,923
International Money Express, Inc.*	6,894	102,376
Marathon Digital Holdings, Inc. (x)*	1,272	39,903
MAXIMUS, Inc.	13,855	1,218,824
Paya Holdings, Inc., Class A (x)*	18,038	198,779
Perficient, Inc.*	7,482	601,702
Priority Technology Holdings, Inc. (x)*	2,781	21,247
Rackspace Technology, Inc. (x)*	8,711	170,823
Repay Holdings Corp.*	7,564	181,839
TTEC Holdings, Inc.	4,169	429,782
Tucows, Inc., Class A (x)*	2,100	168,672
Unisys Corp.*	11,440	289,546
Verra Mobility Corp.*	30,998	476,439

		22,337,820

Semiconductors & Semiconductor Equipment (2.1%)
Alpha & Omega Semiconductor Ltd.*	3,878	117,853
Ambarella, Inc.*	7,972	850,054
Amkor Technology, Inc.	4,778	113,095
Atomera, Inc. (x)*	4,431	95,001
Axcelis Technologies, Inc.*	7,531	304,403
CEVA, Inc.*	4,998	236,405
CMC Materials, Inc.	6,627	998,954
Cohu, Inc.*	9,763	359,181
Diodes, Inc.*	7,679	612,554
FormFactor, Inc.*	15,653	570,708
Ichor Holdings Ltd.*	4,087	219,881
Impinj, Inc. (x)*	4,437	228,905
Kopin Corp.*	17,338	141,825
Kulicke & Soffa Industries, Inc.	13,943	853,312
Lattice Semiconductor Corp.*	30,812	1,731,018
MACOM Technology Solutions Holdings, Inc.*	11,178	716,286
MaxLinear, Inc.*	15,980	678,990
NVE Corp.	1,061	78,567
Onto Innovation, Inc.*	3,682	268,933
Power Integrations, Inc.	13,693	1,123,648
Semtech Corp.*	14,680	1,009,984
Silicon Laboratories, Inc.*	10,068	1,542,921
SiTime Corp.*	2,875	363,946
SkyWater Technology, Inc.*	1,583	45,353
SMART Global Holdings, Inc.*	3,437	163,876
SunPower Corp. (x)*	14,764	431,404
Synaptics, Inc.*	8,120	1,263,310
Ultra Clean Holdings, Inc.*	9,682	520,117

		15,640,484

Software (12.4%)
8x8, Inc.*	24,305	674,707
A10 Networks, Inc.*	11,333	127,610
ACI Worldwide, Inc.*	26,749	993,458
Agilysys, Inc.*	3,819	217,186
Alarm.com Holdings, Inc.*	10,769	912,134
Alkami Technology, Inc.*	1,406	50,152
Altair Engineering, Inc., Class A*	10,397	717,081
American Software, Inc., Class A	5,453	119,748
Anaplan, Inc.*	68,279	3,639,271
Appfolio, Inc., Class A*	71,480	10,092,976
Appian Corp. (x)*	56,601	7,796,788
Asana, Inc., Class A*	15,463	959,170
Avaya Holdings Corp.*	18,487	497,300
Benefitfocus, Inc.*	4,185	59,008
Blackbaud, Inc.*	11,011	843,112
Blackline, Inc.*	12,242	1,362,167
Bottomline Technologies DE, Inc.*	1,682	62,369
Box, Inc., Class A (x)*	33,479	855,388
BTRS Holdings, Inc. (x)*	10,487	132,346
C3.ai, Inc., Class A (x)*	60,855	3,805,263
Cerence, Inc.*	8,611	918,880
ChannelAdvisor Corp.*	4,606	112,893
Clear Secure, Inc., Class A*	102,262	4,090,480
Cloudera, Inc.*	31,450	498,797
CommVault Systems, Inc.*	9,675	756,295
Cornerstone OnDemand, Inc.*	14,442	744,918
Digimarc Corp. (x)*	3,019	101,136
Digital Turbine, Inc.*	19,200	1,459,776
Domo, Inc., Class B*	6,355	513,675
eGain Corp.*	1,621	18,609
Envestnet, Inc.*	11,181	848,191
Intelligent Systems Corp. (x)*	1,715	53,954
InterDigital, Inc.	2,765	201,928
j2 Global, Inc.*	9,878	1,358,719
JFrog Ltd. (x)*	126,911	5,776,989
Latch, Inc. (x)*	331,428	4,066,622
LivePerson, Inc.*	14,579	921,976
MicroStrategy, Inc., Class A (x)*	4,312	2,865,324
Mimecast Ltd.*	13,576	720,207
Mitek Systems, Inc.*	9,135	175,940
Model N, Inc.*	7,076	242,494
Momentive Global, Inc.*	28,522	600,959
Monday.com Ltd.*	22,616	5,056,711
Olo, Inc., Class A*	110,653	4,137,316
ON24, Inc.*	1,481	52,546
OneSpan, Inc.*	8,063	205,929
PagerDuty, Inc.*	18,454	785,771
Progress Software Corp.	10,144	469,160
PROS Holdings, Inc.*	9,254	421,705
Q2 Holdings, Inc.*	12,520	1,284,302
QAD, Inc., Class A	2,364	205,715
Qualys, Inc.*	7,559	761,116
Rapid7, Inc.*	12,542	1,186,849
Rimini Street, Inc.*	9,724	59,900
Riot Blockchain, Inc. (x)*	18,726	705,408
Sailpoint Technologies Holdings, Inc.*	20,693	1,056,791
Sapiens International Corp. NV	7,307	191,955
ShotSpotter, Inc.*	2,036	99,296
Smartsheet, Inc., Class A*	83,767	6,058,029
Sprout Social, Inc., Class A*	10,085	901,801
SPS Commerce, Inc.*	8,262	824,961
Sumo Logic, Inc. (x)*	18,107	373,910
Talkspace, Inc. (r)*	192,245	1,509,690
Telos Corp.*	3,819	129,884
Tenable Holdings, Inc.*	20,651	853,919

See Notes to Financial Statements.

1158

EQ ADVISORS TRUST

EQ/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Upland Software, Inc.*	6,531	$268,881
Varonis Systems, Inc.*	24,182	1,393,367
Veritone, Inc. (x)*	6,384	125,829
Viant Technology, Inc., Class A (x)*	2,526	75,224
Vonage Holdings Corp.*	55,437	798,847
Workiva, Inc.*	9,618	1,070,772
Yext, Inc.*	25,943	370,725
Zix Corp.*	11,431	80,589
Zuora, Inc., Class A*	24,364	420,279

		92,903,173

Technology Hardware, Storage & Peripherals (0.3%)
3D Systems Corp.*	25,550	1,021,233
Avid Technology, Inc.*	8,071	315,980
Corsair Gaming, Inc. (x)*	6,103	203,169
Diebold Nixdorf, Inc.*	16,885	216,803
Eastman Kodak Co. (x)*	9,608	79,939
Turtle Beach Corp.*	2,739	87,429

		1,924,553

Total Information Technology		145,469,029

Materials (2.3%)
Chemicals (1.5%)
American Vanguard Corp.	1,320	23,113
Amyris, Inc. (x)*	4,201	68,770
Avient Corp.	2,160	106,186
Balchem Corp.	7,284	956,098
Cabot Corp.	12,894	734,055
Chase Corp.	436	44,738
Danimer Scientific, Inc. (x)*	15,289	382,989
Ferro Corp.*	15,249	328,921
Hawkins, Inc.	2,898	94,910
HB Fuller Co.	2,168	137,906
Ingevity Corp.*	9,157	745,014
Innospec, Inc.	1,711	155,034
Kronos Worldwide, Inc.	962	13,776
Livent Corp.*	33,634	651,154
Marrone Bio Innovations, Inc.*	23,382	38,814
Orion Engineered Carbons SA*	13,437	255,169
PureCycle Technologies, Inc. (x)*	7,313	172,952
Quaker Chemical Corp.	2,991	709,435
Sensient Technologies Corp.	4,851	419,903
Stepan Co.	394	47,386
Tredegar Corp.	4,767	65,642
Trinseo SA	8,974	537,004
Zymergen, Inc. (x)*	105,856	4,235,299

		10,924,268

Construction Materials (0.0%)
Forterra, Inc.*	6,552	154,038
United States Lime & Minerals, Inc.	36	5,007
US Concrete, Inc.*	348	25,682

		184,727

Containers & Packaging (0.1%)
Greif, Inc., Class A	835	50,559
Greif, Inc., Class B	221	13,039
Myers Industries, Inc.	3,971	83,391
O-I Glass, Inc.*	35,141	573,853
Ranpak Holdings Corp.*	1,344	33,640
UFP Technologies, Inc.*	193	11,082

		765,564

Metals & Mining (0.7%)
Allegheny Technologies, Inc.*	18,091	377,197
Century Aluminum Co.*	1,110	14,308
Coeur Mining, Inc.*	38,545	342,280
Compass Minerals International, Inc.	7,845	464,895
Gatos Silver, Inc. (x)*	6,381	111,604
Hecla Mining Co.	34,770	258,689
Kaiser Aluminum Corp.	410	50,631
Materion Corp.	1,695	127,718
MP Materials Corp. (x)*	62,162	2,291,291
Novagold Resources, Inc.*	53,299	426,925
Perpetua Resources Corp. (x)*	5,828	42,544
PolyMet Mining Corp. (x)*	3,673	13,260
Royal Gold, Inc.	8,111	925,465
Ryerson Holding Corp.*	2,387	34,850
Schnitzer Steel Industries, Inc., Class A	528	25,898
Warrior Met Coal, Inc.	1,064	18,301

		5,525,856

Total Materials		17,400,415

Real Estate (3.8%)
Equity Real Estate Investment Trusts (REITs) (0.9%)
Alexander’s, Inc. (REIT)	473	126,740
American Finance Trust, Inc. (REIT)	2,697	22,871
CatchMark Timber Trust, Inc. (REIT), Class A	7,888	92,290
Clipper Realty, Inc. (REIT)	1,967	14,458
Community Healthcare Trust, Inc. (REIT)	3,364	159,655
EastGroup Properties, Inc. (REIT)	8,988	1,478,077
Gladstone Commercial Corp. (REIT)	2,387	53,851
Gladstone Land Corp. (REIT) (x)	3,307	79,566
Indus Realty Trust, Inc. (REIT)	715	46,940
Innovative Industrial Properties, Inc. (REIT) (x)	2,858	545,935
Monmouth Real Estate Investment Corp. (REIT)	3,427	64,153
National Storage Affiliates Trust (REIT)	16,073	812,651
NexPoint Residential Trust, Inc. (REIT)	983	54,045
Outfront Media, Inc. (REIT)*	7,133	171,406
PS Business Parks, Inc. (REIT)	3,753	555,744
QTS Realty Trust, Inc. (REIT), Class A	6,430	497,039
Ryman Hospitality Properties, Inc. (REIT)*	11,296	891,932
Safehold, Inc. (REIT) (x)	2,652	208,182
Saul Centers, Inc. (REIT)	2,560	116,352
Tanger Factory Outlet Centers, Inc. (REIT) (x)	6,245	117,718
UMH Properties, Inc. (REIT)	7,874	171,811
Universal Health Realty Income Trust (REIT)	2,691	165,631

		6,447,047

See Notes to Financial Statements.

1159

EQ ADVISORS TRUST

EQ/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Real Estate Management & Development (2.9%)
Cushman & Wakefield plc (x)*	27,125	$473,874
eXp World Holdings, Inc. (x)*	13,798	534,949
Fathom Holdings, Inc. (x)*	1,113	36,495
Forestar Group, Inc.*	827	17,293
Marcus & Millichap, Inc.*	537	20,873
Newmark Group, Inc., Class A	34,703	416,783
Rafael Holdings, Inc., Class B*	2,155	110,013
Redfin Corp. (x)*	316,245	20,053,095
RMR Group, Inc. (The), Class A	402	15,533
St Joe Co. (The)	7,757	346,040

		22,024,948

Total Real Estate		28,471,995

Utilities (0.1%)
Electric Utilities (0.0%)
Spark Energy, Inc., Class A (x)	3,378	38,273

Independent Power and Renewable Electricity Producers (0.0%)
Clearway Energy, Inc., Class A	1,919	48,397
Clearway Energy, Inc., Class C	4,606	121,967
Sunnova Energy International, Inc.*	2,846	107,180

		277,544

Water Utilities (0.1%)
American States Water Co.	4,161	331,049
Cadiz, Inc. (x)*	221	3,006
Global Water Resources, Inc.	3,063	52,316
Middlesex Water Co.	1,404	114,749
Pure Cycle Corp.*	3,784	52,295
York Water Co. (The)	1,741	78,867

		632,282

Total Utilities		948,099

Total Common Stocks (92.0%) (Cost $490,931,877)		686,227,911

CLOSED END FUND:
Hipgnosis Songs Fund Ltd. (The) (m)	4,607,271	7,749,857

Total Closed End Fund (1.0%) (Cost $7,658,936)		7,749,857

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Corporate Bond (0.0%)
Financials (0.0%)
Capital Markets (0.0%)
GAMCO Investors, Inc. 4.000%, 6/15/23(e)	$2,000	2,000

Total Financials		2,000

Total Long-Term Debt Securities (0.0%) (Cost $2,031)		2,000

	Number of Rights	Value (Note 1)
RIGHTS:
Health Care (0.0%)
Biotechnology (0.0%)
Contra Aduro Biotech I, CVR (r)*	2,595	—
Oncternal Therapeutics, Inc., CVR (r)(x)*	90	—

		—

Pharmaceuticals (0.0%)
Omthera Pharmaceuticals, Inc., CVR (r)*	899	—

Total Rights (0.0%) (Cost $7,785)		—

	Number of Warrants	Value (Note 1)
WARRANTS:
Consumer Discretionary (0.0%)
Internet & Direct Marketing Retail (0.0%)
Original BARK Co. (The), expiring 8/29/25* (Cost $—)	41,156	143,223

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Companies (8.1%)
BlackRock Liquidity FedFund, Institutional Shares (xx)	10,000,000	10,000,000
JPMorgan Prime Money Market Fund, IM Shares	50,651,968	50,677,295

Total Investment Companies		60,677,295

	Principal Amount	Value (Note 1)
Repurchase Agreements (9.3%)
Citigroup Global Markets, Inc., 0.07%, dated 6/30/21, due 7/1/21, repurchase price $12,427,048, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-5.000%, maturing 4/30/22-2/15/42; total market value $12,675,566. (xx)	$12,427,023	12,427,023
Deutsche Bank AG, 0.17%, dated 6/30/21, due 7/1/21, repurchase price $700,003, collateralized by various Foreign Government Agency Securities, ranging from 0.125%-1.875%, maturing 2/12/22-2/15/23; total market value $714,025. (xx)	700,000	700,000
Deutsche Bank AG, 0.23%, dated 6/30/21, due 7/1/21, repurchase price $15,000,096, collateralized by various Common Stocks; total market value $16,668,418. (xx)	15,000,000	15,000,000

See Notes to Financial Statements.

1160

EQ ADVISORS TRUST

EQ/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Principal Amount	Value (Note 1)
Deutsche Bank AG, 0.23%, dated 6/30/21, due 7/1/21, repurchase price $10,000,064, collateralized by various Common Stocks; total market value $11,112,278. (xx)	$10,000,000	$10,000,000
HSBC Bank plc, 0.10%, dated 6/30/21, due 7/1/21, repurchase price $5,000,014, collateralized by various U.S. Government Treasury Securities, ranging from 0.099%-6.125%, maturing 8/31/21-2/15/50; total market value $5,102,055. (xx)	5,000,000	5,000,000
HSBC Bank plc, 0.10%, dated 6/30/21, due 7/1/21, repurchase price $3,300,009, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-6.125%, maturing 7/15/21-2/15/50; total market value $3,367,356. (xx)	3,300,000	3,300,000
HSBC Bank plc, 0.10%, dated 6/30/21, due 7/1/21, repurchase price $3,700,010, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-6.125%, maturing 7/15/21-2/15/50; total market value $3,775,521. (xx)	3,700,000	3,700,000
NBC Global Finance Ltd., 0.28%, dated 6/30/21, due 7/7/21, repurchase price $9,000,490, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 2.125%-3.875%, maturing 12/31/23-4/15/29; total market value $10,001,767. (xx)	9,000,000	9,000,000
Nomura Securities Co. Ltd., 0.04%, dated 6/30/21, due 7/1/21, repurchase price $10,000,011, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-1.625%, maturing 7/31/22-8/15/27; total market value $10,200,002. (xx)	10,000,000	10,000,000

Total Repurchase Agreements		69,127,023

Total Short-Term Investments (17.4%) (Cost $129,804,465)		129,804,318

Total Investments in Securities (110.4%) (Cost $628,405,094)		823,927,309
Other Assets Less Liabilities (-10.4%)		(77,702,468)

Net Assets (100%)		$746,224,841

*	Non-income producing.
(e)	Step Bond - Coupon rate increases or decreases in increments to maturity. Rate disclosed is as of June 30, 2021. Maturity date disclosed is the ultimate maturity date.
(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At June 30, 2021, the market value of these securities amounted to $8,082,989 or 1.1% of net assets.

(r)	Value determined using significant unobservable inputs.
(x)	All or a portion of security is on loan at June 30, 2021.
(xx)

At June 30, 2021, the Portfolio had loaned securities with a total value of $112,036,605. This was collateralized by $37,734,179 of various U.S. Government Treasury Securities, ranging from 0.000% - 8.000%, maturing 7/8/21 - 2/15/51 and by cash of $79,127,023 which was subsequently invested in an investment company and joint repurchase agreements as detailed in the Notes to the Financial Statements.

Glossary:

ADR	— American Depositary Receipt
CVR	— Contingent Value Right
PIPE	— Private Investments in Public Equity
SPACs	— Special Purpose Acquisition Companies
USD	— United States Dollar

See Notes to Financial Statements.

1161

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EQ/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

Futures contracts outstanding as of June 30, 2021 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Russell 2000 E-Mini Index	31	9/2021	USD	3,577,090	61,238

					61,238

Unfunded commitment with a SPAC outstanding at June 30, 2021:

Issuer (1)	Shares	Unfunded Commitment Amount	Current Value	Unrealized Appreciation/ (Depreciation)
CM Life Sciences II, Inc. (r)*	322,168	$4,365,040	$5,325,725	$960,685
Good Works Acquisition Corp. (r)*	177,092	1,770,920	1,312,739	(458,181)

TOTAL		$6,135,960	$6,638,464	$502,504

(1)	The Portfolio entered into a commitment with a SPAC to purchase PIPE shares if and when the SPAC completes its merger or acquisition, which is expected to be completed at a future date.

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2021:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Closed End Fund	$—	$7,749,857	$—		$7,749,857
Common Stocks
Communication Services	44,848,335	—	—		44,848,335
Consumer Discretionary	113,229,794	10,718,635	—	(a)	123,948,429
Consumer Staples	19,647,033	—	—		19,647,033
Energy	7,284,020	—	—		7,284,020
Financials	36,600,193	2,914,083	—		39,514,276
Health Care	191,056,167	3,499,377	1,830,642		196,386,186
Industrials	62,310,094	—	—		62,310,094
Information Technology	143,958,779	—	1,510,250		145,469,029
Materials	17,400,415	—	—		17,400,415
Real Estate	28,471,995	—	—		28,471,995
Utilities	948,099	—	—		948,099
Corporate Bond
Financials	—	2,000	—		2,000
Futures	61,238	—	—		61,238
Rights
Health Care	—	—	—	(a)	—	(a)
Short-Term Investments
Investment Companies	60,677,295	—	—		60,677,295
Repurchase Agreements	—	69,127,023	—		69,127,023

See Notes to Financial Statements.

1162

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EQ/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Warrant
Consumer Discretionary	$143,223	$—	$—	$143,223
Unfunded Commitment with a SPAC	—	—	960,685	960,685

Total Assets	$726,636,680	$94,010,975	$4,301,577	$824,949,232

Liabilities:
Unfunded Commitment with a SPAC	—	—	(458,181)	(458,181)

Total Liabilities	$—	$—	$(458,181)	$(458,181)

Total	$726,636,680	$94,010,975	$3,843,396	$824,491,051

(a)	Value is zero.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in Common Stock- Consumer Discretionary		Investments in Common Stock- Health Care	Investments in Common Stock- Information Technology	Unfunded Commitments with a SPAC	Investments in Rights- Health Care

Balance as of 12/31/20	$—		$—	$—	$—	$—	(a)

Realized gains (losses)	—		—	(3)	—	—

Change in unrealized appreciation (depreciation)	—		146,782	(413,061)	502,504	—

Net accretion (amortization)	—		—	—	—	—

Purchases	—		1,683,860	1,923,315	—	—

Sales	—		—	(1)	—	—

Issuances	—		—	—	—	—

Settlements	—		—	—	—	—

Transfers into Level 3	—		—	—	—	—

Transfers out of Level 3	—		—	—	—	—

Balance as of 06/30/21	$—	(a)	$1,830,642	$1,510,250	$502,504	$—	(a)

Investment Type	Balance at 06/30/2021	Valuation Technique(s)	Unobservable Input(s)*	Range (Weighted Average)
Common Stocks	$3,340,892	Market Comparables	Discount for lack of marketability	5.50% - 7.00% (6.32%)
Unfunded Commitments with a SPAC	502,504	Proxy Security	Discount for lack of marketability	10.50% - 25.5% (14.66%)

See Notes to Financial Statements.

1163

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EQ/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

Investment Type	Balance at 06/30/2021		Valuation Technique(s)	Unobservable Input(s)*	Range (Weighted Average)
Rights	$—	(a)	Intrinsic Calculation	Not Applicable	Not Applicable

$3,843,396

*

Level 3 values are based on significant unobservable inputs that reflect the Manager’s determination of assumptions that market participants might reasonably use in valuing the securities. Changes in significant unobservable inputs could cause significant changes in valuation to individual securities and in aggregate. Fair value determinations and valuation of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

(a)	Value is Zero.

Fair Values of Derivative Instruments as of June 30, 2021:

	Statement of Assets and Liabilities
Derivatives Contracts^	Asset Derivatives	Fair Value
Equity contracts	Receivables, Net assets – Unrealized appreciation	$61,238	*

Total		$61,238

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2021:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$919,839	$919,839

Total	$919,839	$919,839

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$(21,270)	$(21,270)

Total	$(21,270)	$(21,270)

^ This Portfolio held futures contracts as a substitute for investing in conventional securities.

The Portfolio held futures contracts with an average notional balance of approximately $5,081,000 during the six months ended June 30, 2021.

Investment security transactions for the six months ended June 30, 2021 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities (affiliated 11%)*	$523,943,809
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities (affiliated 11%)*	$586,176,393

*	During the six months ended June 30, 2021, the Portfolio engaged in purchases and sales of securities pursuant to Rule 17a-7 of the 1940 Act (amount is percentage of total Purchases and/or Sales).

As of June 30, 2021, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$216,641,481
Aggregate gross unrealized depreciation	(21,471,647)

Net unrealized appreciation	$195,169,834

Federal income tax cost of investments in securities and derivative instruments, if applicable	$629,321,217

See Notes to Financial Statements.

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STATEMENT OF ASSETS AND LIABILITIES

June 30, 2021 (Unaudited)

ASSETS
Investments in Securities, at value (x)
Unaffiliated Issuers (Cost $559,278,071)	$754,800,286
Repurchase Agreements (Cost $69,127,023)	69,127,023
Cash	7,038,440
Foreign cash (Cost $986)	992
Cash held as collateral at broker for futures	210,600
Receivable for securities sold	7,708,914
Unrealized appreciation on an unfunded commitment with a SPAC	960,685
Due from Custodian	576,414
Receivable for Portfolio shares sold	178,159
Securities lending income receivable	175,553
Dividends, interest and other receivables	104,531
Due from broker for futures variation margin	5,172
Other assets	6,958

Total assets	840,893,727

LIABILITIES
Payable for return of collateral on securities loaned	79,127,023
Payable for securities purchased	14,209,956
Unrealized depreciation on an unfunded commitment with a SPAC	458,181
Investment management fees payable	444,021
Payable for Portfolio shares redeemed	220,954
Administrative fees payable	69,760
Distribution fees payable – Class IB	53,902
Trustees’ fees payable	1,577
Accrued expenses	83,512

Total liabilities	94,668,886

NET ASSETS	$746,224,841

Net assets were comprised of:
Paid in capital	$270,248,608
Total distributable earnings (loss)	475,976,233

Net assets	$746,224,841

Class IB
Net asset value, offering and redemption price per share, $272,550,627 / 12,455,725 shares outstanding (unlimited amount authorized: $0.01 par value)	$21.88

Class K
Net asset value, offering and redemption price per share, $473,674,214 / 21,206,430 shares outstanding (unlimited amount authorized: $0.01 par value)	$22.34

(x)	Includes value of securities on loan of $112,036,605.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2021 (Unaudited)

INVESTMENT INCOME
Dividends (net of $1,158 foreign withholding tax)	$958,207
Interest	1,462
Securities lending (net)	748,396

Total income	1,708,065

EXPENSES
Investment management fees	2,889,534
Administrative fees	430,931
Distribution fees – Class IB	320,029
Custodian fees	55,541
Professional fees	36,065
Printing and mailing expenses	30,081
Trustees’ fees	11,141
Miscellaneous	5,028

Gross expenses	3,778,350
Less: Waiver from investment manager	(198,900)

Net expenses	3,579,450

NET INVESTMENT INCOME (LOSS)	(1,871,385)

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	219,189,227
Futures contracts	919,839
Foreign currency transactions	23,329

Net realized gain (loss)	220,132,395

Change in unrealized appreciation (depreciation) on:
Investments in securities	(48,850,627)
Futures contracts	(21,270)
Foreign currency translations	1,825
Unfunded commitment with a SPAC	502,504

Net change in unrealized appreciation (depreciation)	(48,367,568)

NET REALIZED AND UNREALIZED GAIN (LOSS)	171,764,827

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$169,893,442

See Notes to Financial Statements.

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EQ/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31, 2020
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(1,871,385)	$(1,210,457)
Net realized gain (loss)	220,132,395	153,228,039
Net change in unrealized appreciation (depreciation)	(48,367,568)	173,516,569

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	169,893,442	325,534,151

Distributions to shareholders:
Class IB	—	(29,755,217)
Class K	—	(60,859,377)

Total distributions to shareholders	—	(90,614,594)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 1,896,829 and 1,553,114 shares, respectively ]	39,694,853	24,221,613
Capital shares issued in connection with merger (Note 8) [ 0 and 53,506 shares, respectively ]	—	620,356
Capital shares exchanged in connection with merger (Note 8) [ 0 and 9,749,072 shares, respectively ]	—	113,032,913
Capital shares issued in reinvestment of distributions [ 0 and 1,812,159 shares, respectively ]	—	29,755,217
Capital shares repurchased [ (1,609,133) and (1,015,422) shares, respectively ]	(33,315,296)	(14,960,503)

Total Class IB transactions	6,379,557	152,669,596

Class K
Capital shares sold [ 9,710 and 4,031,050 shares, respectively ]	201,645	41,860,364
Capital shares exchanged in connection with merger (Note 8) [ 0 and (9,602,121) shares, respectively ]	—	(113,032,913)
Capital shares issued in reinvestment of dividends and distributions [ 0 and 3,637,313 shares, respectively ]	—	60,859,377
Capital shares repurchased [ (3,272,470) and (4,738,122) shares, respectively ]	(71,476,549)	(64,446,504)

Total Class K transactions	(71,274,904)	(74,759,676)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(64,895,347)	77,909,920

TOTAL INCREASE (DECREASE) IN NET ASSETS	104,998,095	312,829,477
NET ASSETS:
Beginning of period	641,226,746	328,397,269

End of period	$746,224,841	$641,226,746

See Notes to Financial Statements.

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FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31,
Class IB			2020	2019	2018	2017	2016
Net asset value, beginning of period	$17.28		$10.39	$8.76	$10.89	$9.74	$9.14

Income (loss) from investment operations:
Net investment income (loss) (e)	(0.07)		(0.08)	(0.01)	(0.04)	(0.05)	(0.02)
Net realized and unrealized gain (loss)	4.67		9.86	2.99	(0.33)	2.38	0.82

Total from investment operations	4.60		9.78	2.98	(0.37)	2.33	0.80

Less distributions:
Distributions from net realized gains	—		(2.89)	(1.35)	(1.76)	(1.18)	(0.20)

Net asset value, end of period	$21.88		$17.28	$10.39	$8.76	$10.89	$9.74

Total return (b)	26.62%		95.74%	34.35%	(4.77)%	24.14%	8.77%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$272,551		$210,225	$162	$118	$124	$100
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	1.15%		1.15%	1.15%	1.15%	1.15%	1.18%
Before waivers and reimbursements (a)(f)	1.20%		1.24%	1.24%	1.23%	1.24%	1.24%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	(0.68)%		(0.50)%	(0.10)%	(0.38)%	(0.42)%	(0.25)%
Before waivers and reimbursements (a)(f)	(0.73)%		(0.59)%	(0.19)%	(0.46)%	(0.50)%	(0.31)%
Portfolio turnover rate^	77	%(z)	102%	73%	62%	51%	41%

	Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31,
Class K			2020	2019	2018	2017	2016
Net asset value, beginning of period	$17.61		$10.54	$8.86	$10.97	$9.78	$9.15

Income (loss) from investment operations:
Net investment income (loss) (e)	(0.04)		(0.03)	0.02	(0.02)	(0.02)	— #
Net realized and unrealized gain (loss)	4.77		9.99	3.03	(0.33)	2.39	0.83

Total from investment operations	4.73		9.96	3.05	(0.35)	2.37	0.83

Less distributions:
Dividends from net investment income	—		— #	(0.02)	— #	—	— #
Distributions from net realized gains	—		(2.89)	(1.35)	(1.76)	(1.18)	(0.20)

Total dividends and distributions	—		(2.89)	(1.37)	(1.76)	(1.18)	(0.20)

Net asset value, end of period	$22.34		$17.61	$10.54	$8.86	$10.97	$9.78

Total return (b)	26.86%		96.08%	34.79%	(4.56)%	24.45%	9.09%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$473,674		$431,002	$328,235	$263,372	$291,296	$255,614
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.90%		0.90%	0.90%	0.90%	0.90%	0.93%
Before waivers and reimbursements (a)(f)	0.95%		0.99%	0.99%	0.98%	0.98%	0.99%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	(0.43)%		(0.24)%	0.15%	(0.13)%	(0.17)%	— %‡‡
Before waivers and reimbursements (a)(f)	(0.48)%		(0.33)%	0.06%	(0.21)%	(0.25)%	(0.06)%
Portfolio turnover rate^	77	%(z)	102%	73%	62%	51%	41%
‡‡	Amount is less than 0.005%.
#	Per share amount is less than $0.005.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

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Sector Weightings as of June 30, 2021	% of Net Assets
Foreign Government Securities	59.5%
U.S. Treasury Obligations	44.4
Financials	7.0
Mortgage-Backed Securities	5.2
Asset-Backed Securities	2.7
Collateralized Mortgage Obligations	2.4
U.S. Government Agency Securities	1.0
Commercial Mortgage-Backed Securities	0.3
Options Purchased	0.0 #
Cash and Other	(22.5)

100.0%

#	Less than 0.05

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2021 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/21	Ending Account Value 6/30/21	Expenses Paid During Period* 1/1/21 - 6/30/21
Class IB
Actual	$1,000.00	$998.10	$4.53
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.26	4.58
Class K
Actual	1,000.00	998.20	3.29
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.50	3.33

* Expenses are equal to the Portfolio’s Class IB and Class K shares annualized expense ratio of 0.91% and 0.66%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

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PORTFOLIO OF INVESTMENTS

June 30, 2021 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed Securities (2.7%)
Atlas Senior Loan Fund Ltd.,
Series 2017-8A A 1.530%, 1/16/30 (l)§	$300,000	$299,986
CIT Mortgage Loan Trust,
Series 2007-1 1M1 1.591%, 10/25/37 (l)§	200,000	197,647
Citigroup Mortgage Loan Trust, Inc.,
Series 2005-HE4 M3 0.781%, 10/25/35 (l)	100,000	96,664
Countrywide Asset-Backed Certificates,
Series 2004-ECC1 M2 1.141%, 9/25/34 (l)	39,877	39,516
Series 2007-1 1A 0.232%, 7/25/37 (l)	93,000	87,308
Series 2007-6 1A 0.291%, 9/25/37 (l)	19,965	19,075
Series 2007-8 1A1 0.281%, 11/25/37 (l)	200,591	188,576
Credit-Based Asset Servicing & Securitization LLC,
Series 2007-CB6 A3 0.312%, 7/25/37 (l)§	355,308	294,152
CWABS, Inc. Asset-backed Certificates,
Series 2007-12 1A1 0.831%, 8/25/47 (l)	49,572	48,529
Greystone Commercial Real Estate Notes Ltd.,
Series 2019-FL2 A 1.253%, 9/15/37 (l)§	100,000	100,000
GSAA Trust,
Series 2006-7 AF4A 6.720%, 3/25/46 (e)	25,445	18,871
Home Equity Mortgage Loan Asset-Backed Trust,
Series 2007-A 1A 0.312%, 4/25/37 (l)	25,253	21,733
HSI Asset Securitization Corp. Trust,
Series 2007-WF1 1A1 0.251%, 5/25/37 (l)	10,776	10,475
LoanCore Issuer Ltd.,
Series 2019-CRE2 A 1.203%, 5/15/36 (l)§	100,000	99,969
Long Beach Mortgage Loan Trust,
Series 2006-7 2A2 0.212%, 8/25/36 (l)	75,969	39,516
MASTR Asset-Backed Securities Trust,
Series 2006-WMC4 A5 0.241%, 10/25/36 (l)	122,242	53,875
Mountain View CLO X Ltd.,
Series 2015-10A AR 1.007%, 10/13/27 (l)§	115,026	115,028
New Century Home Equity Loan Trust,
Series 2004-4 M1 0.857%, 2/25/35 (l)	65,106	63,911
Option One Mortgage Loan Trust,
Series 2004-3 M2 0.947%, 11/25/34 (l)	16,464	16,151
Palmer Square Loan Funding Ltd.,
Series 2019-4A A1 1.076%, 10/24/27 (l)§	279,875	279,888
RAAC Trust,
Series 2007-SP3 A1 1.292%, 9/25/47 (l)	6,905	6,915
Securitized Asset-Backed Receivables LLC Trust,
Series 2006-HE1 A2C 0.412%, 7/25/36 (l)	176,571	81,306
Series 2006-HE2 A2C 0.392%, 7/25/36 (l)	53,196	29,117
Shackleton CLO Ltd.,
Series 2016-9A AR 1.318%, 10/20/28 (l)§	346,814	346,825
Soundview Home Loan Trust,
Series 2007-OPT1 1A1 0.291%, 6/25/37 (l)	128,306	104,468
Series 2007-OPT2 2A3 0.272%, 7/25/37 (l)	68,560	65,261
SP-Static CLO I Ltd.,
Series 2020-1A A 1.584%, 7/22/28 (l)§	161,003	161,031
STWD Ltd.,
Series 2019-FL1 A 1.204%, 7/15/38 (l)§	300,000	300,000
TICP CLO III-2 Ltd.,
Series 2018-3R A 1.028%, 4/20/28 (l)§	191,487	191,494
Towd Point Mortgage Trust,
Series 2019-SJ3 A1 3.000%, 11/25/59 (l)§	196,509	197,754

Total Asset-Backed Securities		3,575,041

Collateralized Mortgage Obligations (2.4%)
Alternative Loan Trust,
Series 2005-29CB A4 5.000%, 7/25/35	44,216	34,431
Series 2006-HY11 A1 0.331%, 6/25/36 (l)	102,129	98,818
Series 2007-1T1 1A1 6.000%, 3/25/37	166,454	99,484
Series 2007-4CB 1A35 6.000%, 4/25/37	42,466	42,791
Alternative Loan Trust Resecuritization,
Series 2008-2R 1A1 6.000%, 8/25/37 (l)	54,502	54,869
Angel Oak Mortgage Trust,
Series 2020-4 A1 1.469%, 6/25/65 (l)§	186,142	187,218
CHL Mortgage Pass-Through Trust,
Series 2007-1 A1 6.000%, 3/25/37	57,666	44,096
Citigroup Mortgage Loan Trust,
Series 2007-AR4 1A1A 3.192%, 3/25/37 (l)	73,272	73,192
Citigroup Mortgage Loan Trust, Inc.,
Series 2004-NCM2 1CB1 5.500%, 8/25/34	8,451	8,643
CSMC Trust,
Series 2007-4R 1A1 6.039%, 10/26/36 (l)§	4,394	4,347
Series 2015-3R 5A2 0.241%, 9/29/36 (l)§	217,375	212,390
Series 2019-RPL8 A1 3.322%, 10/25/58 (l)§	165,581	166,695

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Principal Amount		Value (Note 1)
DSLA Mortgage Loan Trust,
Series 2005-AR6 2A1A 0.388%, 10/19/45 (l)		$50,280	$48,686
GNMA,
Series 2016-H17 FC 0.937%, 8/20/66 (l)		208,008	211,917
GSR Mortgage Loan Trust,
Series 2004-12 3A6 2.590%, 12/25/34 (l)		4,969	5,034
Series 2005-AR4 6A1 3.084%, 7/25/35 (l)		28,210	29,215
Hawksmoor Mortgages,
Series 2019-1A A 1.099%, 5/25/53 (l)§	GBP	314,429	436,796
Homeward Opportunities Fund I Trust,
Series 2020-2 A1 1.657%, 5/25/65 (l)§		$195,991	197,154
JP Morgan Alternative Loan Trust,
Series 2006-A1 1A1 0.551%, 3/25/36 (l)		83,077	81,016
JP Morgan Mortgage Trust,
Series 2005-A2 5A2 2.497%, 4/25/35 (l)		8,912	9,519
Lehman Mortgage Trust,
Series 2005-3 4A1 5.141%, 1/25/36 (l)		11,631	11,809
Lehman XS Trust,
Series 2007-20N A1 1.241%, 12/25/37 (l)		182,673	188,971
New Residential Mortgage Loan Trust,
Series 2018-3A A1 4.500%, 5/25/58 (l)§		56,772	61,582
RALI Trust,
Series 2007-QH8 A 1.023%, 10/25/37 (l)		37,713	36,230
Residential Asset Securitization Trust,
Series 2006-A10 A5 6.500%, 9/25/36		122,506	67,468
Residential Mortgage Securities 32 plc,
Series 32A A 1.299%, 6/20/70 (l)§	GBP	176,290	246,538
Sequoia Mortgage Trust,
Series 6 A 0.733%, 4/19/27 (l)		$87,027	86,344
Stratton Mortgage Funding plc,
Series 2019-1 A 1.249%, 5/25/51 (l)(m)	GBP	244,282	339,428
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust,
Series 2006-5 2CB1 6.000%, 7/25/36		$29,830	$25,959

Total Collateralized Mortgage Obligations			3,110,640

Commercial Mortgage-Backed Securities (0.3%)
AREIT Trust,
Series 2020-CRE4 A 2.744%, 4/15/37 (l)§		134,709	135,472
Bancorp Commercial Mortgage Trust,
Series 2019-CRE6 A 1.174%, 9/15/36 (l)§		121,863	121,786
JP Morgan Chase Commercial Mortgage Securities Trust,
Series 2019-FL12 A 1.523%, 12/15/31 (l)§		141,981	140,993

Total Commercial Mortgage-Backed Securities			398,251

Corporate Bonds (7.0%)
Financials (7.0%)
Banks (0.3%)
Nordea Kredit Realkreditaktieselskab
Series cc2 1.000%, 10/1/50 (m)	DKK	2,648,326	405,482
Series CC2 0.500%, 10/1/43		297,498	45,024

			450,506

Consumer Finance (0.2%)
Ford Motor Credit Co. LLC 3.550%, 10/7/22		$200,000	205,250

Thrifts & Mortgage Finance (6.5%)
Jyske Realkredit A/S
Series CCE
0.500%, 10/1/43	DKK	695,289	105,133
1.000%, 10/1/50 (m)		271,222	41,605
Series CCE.
1.000%, 10/1/50		8,926,374	1,354,165
1.000%, 10/1/53		2,195,356	328,531
Nykredit Realkredit A/S
Series 01E
0.500%, 10/1/43 (m)		3,665,990	554,361
1.000%, 10/1/53 (m)		4,378,157	654,360
Series 01E* 1.000%, 10/1/53 (m)		2,959,266	448,978
Series 01eE 1.500%, 10/1/53 (m)		3,400,000	537,491
Series 01EE
1.000%, 10/1/50 (m)		10,346,594	1,569,723
1.500%, 10/1/53 (m)		1,700,000	265,391
Series CCE 1.000%, 10/1/50 (m)		3,688,795	563,653
Realkredit Danmark A/S 1.000%, 10/1/53 (m)		5,186,268	775,714
Series 27S 1.500%, 10/1/53 (m)		7,500,000	1,172,127

			8,371,232

Total Financials			9,026,988

Total Corporate Bonds			9,026,988

Foreign Government Securities (59.5%)
Argentine Republic
(Argentina Deposit Rates Badlar Private Banks ARS 30 to 35 Days + 2.00%), 36.056%, 4/3/22 (k)(r)	ARS	250,000	1,433
Bonos and Obligaciones del Estado
1.000%, 10/31/50 (m)	EUR	100,000	107,171
1.450%, 10/31/71 (m)		300,000	314,633
Bonos de la Tesoreria
5.940%, 2/12/29	PEN	400,000	113,588
6.150%, 8/12/32		600,000	163,044

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Principal Amount		Value (Note 1)
Buoni Poliennali del Tesoro 2.600%, 9/15/23 TIPS (m)	EUR	741,650	$960,266
2.350%, 9/15/24 TIPS (m)		603,598	801,792
1.400%, 5/26/25 TIPS (m)		3,716,317	4,760,180
1.300%, 5/15/28 TIPS (m)		1,807,984	2,441,818
0.400%, 5/15/30 TIPS (m)		4,844,102	6,202,404
2.550%, 9/15/41 TIPS (m)		468,601	825,245
Canada Government Bond
3.000%, 12/1/36 TIPS	CAD	681,560	813,116
1.500%, 12/1/44 TIPS		157,879	166,923
1.250%, 12/1/47 TIPS		455,480	472,477
0.500%, 12/1/50 TIPS		270,050	241,297
Commonwealth of Australia
1.250%, 2/21/22 TIPS (m)	AUD	1,275,912	973,454
3.000%, 9/20/25 TIPS (m)		2,722,722	2,402,826
French Republic
0.100%, 7/25/21 TIPS (m)	EUR	562,065	668,097
1.100%, 7/25/22 TIPS (m)		2,021,618	2,483,812
0.250%, 7/25/24 TIPS (m)		1,298,160	1,644,698
0.100%, 3/1/25 TIPS (m)		693,950	875,592
0.100%, 3/1/26 TIPS (m)		2,200,000	2,837,695
1.850%, 7/25/27 TIPS (m)		1,479,946	2,152,923
0.100%, 7/25/36 TIPS (m)		1,717,785	2,433,123
1.800%, 7/25/40 TIPS (m)		487,852	918,437
Series OATe 0.100%, 3/1/29 TIPS (m)		922,473	1,235,341
Series OATi 0.100%, 3/1/28 TIPS (m)		839,752	1,105,529
Japan Government Bond CPI Linked
0.100%, 3/10/26 TIPS	JPY	142,083,200	1,305,377
0.100%, 3/10/27 TIPS		71,248,800	656,195
0.100%, 3/10/28 TIPS		130,127,460	1,200,805
0.100%, 3/10/29 TIPS		181,322,180	1,677,307
0.200%, 3/10/30 TIPS		9,939,300	93,598
0.005%, 3/10/31 TIPS		50,237,500	462,231
Kingdom of Denmark
0.100%, 11/15/23 TIPS	DKK	3,159,231	523,033
Kingdom of Spain
1.000%, 11/30/30 TIPS (m)	EUR	1,116,623	1,587,487
0.700%, 11/30/33 TIPS (m)		104,581	147,440
Kingdom of Sweden
0.250%, 6/1/22 TIPS (m)	SEK	700,000	90,196
1.000%, 6/1/25 TIPS (m)		500,000	69,715
0.125%, 6/1/26 TIPS		6,950,000	953,939
Mexican Udibonos
4.500%, 11/22/35 TIPS	MXN	2,050,049	120,409
New Zealand Government Bond
2.000%, 9/20/25 TIPS (m)	NZD	449,000	347,840
2.500%, 9/20/35 TIPS (m)		109,570	94,496
U.K. Treasury Bonds
0.125%, 1/30/26 (m)	GBP	1,900,000	2,602,513
U.K. Treasury Inflation Linked Bonds
0.125%, 8/10/31 TIPS (m)		1,281,913	2,343,606
1.250%, 11/22/32 TIPS (m)		693,355	1,449,294
0.125%, 11/22/36 TIPS (m)		289,498	589,476
0.125%, 8/10/41 TIPS (m)		268,788	596,947
0.625%, 11/22/42 TIPS (m)		212,577	523,640
0.125%, 3/22/44 TIPS (m)		496,820	1,148,514
0.125%, 3/22/46 TIPS (m)		1,820,912	4,358,548
0.750%, 11/22/47 TIPS (m)		1,086,915	3,037,626
0.125%, 8/10/48 TIPS (m)		525,950	1,325,002
0.500%, 3/22/50 TIPS (m)		42,329	118,295
0.125%, 3/22/51 TIPS (m)	GBP	204,752	537,022
0.250%, 3/22/52 TIPS (m)		783,695	2,161,416
1.250%, 11/22/55 TIPS (m)		533,860	1,955,568
0.125%, 11/22/56 TIPS (m)		346,703	1,016,446
0.125%, 3/22/58 TIPS (m)		261,225	789,733
0.375%, 3/22/62 TIPS (m)		432,825	1,506,744
0.125%, 11/22/65 TIPS (m)		838,202	2,982,309
0.125%, 3/22/68 TIPS (m)		192,936	741,493

Total Foreign Government Securities			77,231,174

Mortgage-Backed Security (5.2%)
FNMA/FHLMC UMBS, 30 Year, Single Family 4.000%, 8/25/51 TBA		$6,299,000	6,715,817

Total Mortgage-Backed Security			6,715,817

U.S. Treasury Obligations (44.4%)
U.S. Treasury Inflation Linked Bonds
2.375%, 1/15/25 TIPS		1,827,620	2,123,462
2.000%, 1/15/26 TIPS		398,271	468,617
1.750%, 1/15/28 TIPS		1,143,442	1,382,432
3.875%, 4/15/29 TIPS		812,240	1,142,785
2.125%, 2/15/40 TIPS		518,935	773,842
2.125%, 2/15/41 TIPS		1,109,718	1,672,971
0.750%, 2/15/42 TIPS		1,524,599	1,857,607
0.625%, 2/15/43 TIPS		319,426	381,799
1.375%, 2/15/44 TIPS		1,753,166	2,420,509
0.750%, 2/15/45 TIPS		1,621,734	2,001,174
1.000%, 2/15/46 TIPS (z)		2,118,892	2,772,691
0.875%, 2/15/47 TIPS		134,970	173,761
1.000%, 2/15/48 TIPS		546,895	729,995
0.125%, 2/15/51 TIPS		184,633	202,923
U.S. Treasury Inflation Linked Notes
0.125%, 1/15/22 TIPS		47,196	48,243
0.125%, 4/15/22 TIPS (z)		2,510,257	2,575,031
0.125%, 1/15/23 TIPS		1,243,743	1,298,721
0.625%, 1/15/24 TIPS		457,812	493,016
0.500%, 4/15/24 TIPS		2,096,543	2,259,516
0.125%, 10/15/24 TIPS		1,977,672	2,131,638
0.250%, 1/15/25 TIPS		902,000	976,350
0.125%, 4/15/25 TIPS		1,033,890	1,116,137
0.125%, 10/15/25 TIPS		205,846	224,074
0.625%, 1/15/26 TIPS (z)		2,450,124	2,721,719
0.125%, 4/15/26 TIPS		610,992	664,833
0.125%, 7/15/26 TIPS		1,704,588	1,867,213
0.375%, 1/15/27 TIPS (z)		2,520,631	2,790,850
0.375%, 7/15/27 TIPS		644,115	718,535
0.500%, 1/15/28 TIPS (z)		2,686,079	3,013,041
0.750%, 7/15/28 TIPS (z)		2,681,003	3,078,097
0.875%, 1/15/29 TIPS		1,237,427	1,432,882
0.250%, 7/15/29 TIPS (z)		2,472,239	2,751,720
0.125%, 1/15/30 TIPS (z)		4,878,459	5,358,145
0.125%, 7/15/30 TIPS		1,489,474	1,644,199
0.125%, 1/15/31 TIPS (z)		2,072,278	2,282,089

Total U.S. Treasury Obligations			57,550,617

Total Long-Term Debt Securities (121.5%) (Cost $141,503,588)			157,608,528

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENT:
U.S. Government Agency Security (1.0%)
FHLB 0.06%, 7/28/21	$1,300,000	$1,299,934

Total Short-Term Investment (1.0%) (Cost $1,299,961)		1,299,934

	Number of Contracts	Value (Note 1)
OPTIONS PURCHASED:
Call Options Purchased (0.0%)
Future Interest Rate Options (0.0%)
Mid-Curve 2-Year Eurodollar 08/13/2021 at USD 99.38, American Style Notional Amount: USD 24,000,000 Exchange Traded*	96	1,200

Total Options Purchased (0.0%) (Cost $20,660)		1,200

Total Investments in Securities (122.5%) (Cost $142,824,209)		158,909,662
Other Assets Less Liabilities (-22.5%)		(29,209,135)

Net Assets (100%)		$129,700,527

*	Non-income producing.
§

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At June 30, 2021, the market value of these securities amounted to $4,494,745 or 3.5% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(e)	Step Bond - Coupon rate increases or decreases in increments to maturity. Rate disclosed is as of June 30, 2021. Maturity date disclosed is the ultimate maturity date.
(k)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of June 30, 2021.
(l)

Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of June 30, 2021.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At June 30, 2021, the market value of these securities amounted to $75,594,715 or 58.3% of net assets.

(r)	Value determined using significant unobservable inputs.
(z)	All or a portion of the Security is held as a Sale-Buyback position. See Note 1

Glossary:

ARS	—	Argentine Peso
AUD	—	Australian Dollar
BRL	—	Brazilian Real
CAD	—	Canadian Dollar
CLO	—	Collateralized Loan Obligation
CPI	—	Consumer Price Index
DKK	—	Denmark Krone
EUR	—	European Currency Unit
EURIBOR	—	Euro Interbank Offered Rate
FHLB	—	Federal Home Loan Bank
FHLMC	—	Federal Home Loan Mortgage Corp.
FNMA	—	Federal National Mortgage Association
GBP	—	British Pound
GNMA	—	Government National Mortgage Association
IDR	—	Indonesian Rupiah
JPY	—	Japanese Yen
MXN	—	Mexican Peso
NOK	—	Norwegian Krone
NZD	—	New Zealand Dollar
PEN	—	Peruvian Sol
SEK	—	Swedish Krona
TBA	—	To Be Announced; Security is subject to delayed delivery
TIPS	—	Treasury Inflation Protected Security
UMBS	—	Uniform Mortgage-Backed Securities
USD	—	United States Dollar

Country Diversification As a Percentage of Total Net Assets
Argentina	0.0%#
Australia	2.6
Canada	1.3
Cayman Islands	1.5
Denmark	7.2
France	12.6
Italy	12.3
Japan	4.2
Mexico	0.1
New Zealand	0.3
Peru	0.2
Spain	1.7
Sweden	0.9
United Kingdom	23.7
United States	53.9
Cash and Other	(22.5)

100.0%

#	Percent shown is less than 0.05%.

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

Futures contracts outstanding as of June 30, 2021 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Euro-Bobl	7	9/2021	EUR	1,113,478	607
Euro-Bund	13	9/2021	EUR	2,660,740	16,945
Euro-OAT	2	9/2021	EUR	377,163	1,470
Long Gilt	38	9/2021	GBP	6,733,628	59,751
U.S. Treasury 5 Year Note	95	9/2021	USD	11,725,820	(42,430)
U.S. Treasury 10 Year Ultra Note	9	9/2021	USD	1,324,828	25,652

					61,995

Short Contracts
Euro-BTP	(27)	9/2021	EUR	(4,847,429)	(34,906)
Euro-Buxl	(18)	9/2021	EUR	(4,337,853)	(77,368)
Euro-Schatz	(158)	9/2021	EUR	(21,009,261)	21
Japan 10 Year Bond	(2)	9/2021	JPY	(2,730,816)	(397)
U.S. Treasury 2 Year Note	(13)	9/2021	USD	(2,864,164)	4,554
U.S. Treasury 10 Year Note	(18)	9/2021	USD	(2,385,000)	(13,803)
U.S. Treasury Long Bond	(24)	9/2021	USD	(3,858,000)	(111,222)
U.S. Treasury Ultra Bond	(8)	9/2021	USD	(1,541,500)	(71,112)

					(304,233)

					(242,238)

Forward Foreign Currency Contracts outstanding as of June 30, 2021 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
DKK	660,000	USD	104,899	Goldman Sachs Bank USA	7/1/2021	343
DKK	880,000	USD	139,905	JPMorgan Chase Bank	7/1/2021	417
USD	937,508	DKK	5,780,000	Bank of America	7/1/2021	15,842
USD	745,182	DKK	4,590,000	Goldman Sachs Bank USA	7/1/2021	13,270
USD	355,576	DKK	2,200,000	JPMorgan Chase Bank	7/1/2021	4,768
BRL	535,000	USD	105,899	Goldman Sachs Bank USA**	7/2/2021	1,665
USD	2,867,057	AUD	3,710,655	Bank of America	7/2/2021	84,251
USD	1,048,406	CAD	1,263,000	Barclays Bank plc	7/2/2021	29,529
USD	34,294,563	EUR	28,033,257	Barclays Bank plc	7/2/2021	1,054,129
USD	32,030,808	GBP	22,657,000	Goldman Sachs Bank USA	7/2/2021	689,380
USD	853,296	GBP	611,000	JPMorgan Chase Bank	7/2/2021	8,100
USD	5,402,711	JPY	590,900,000	Barclays Bank plc	7/2/2021	83,840
USD	468,148	NZD	645,000	JPMorgan Chase Bank	7/2/2021	17,293
USD	244,046	SEK	2,015,000	Bank of America	7/2/2021	8,597
USD	329,718	SEK	2,730,000	Barclays Bank plc	7/2/2021	10,722
USD	272,680	SEK	2,255,000	Goldman Sachs Bank USA	7/2/2021	9,187
USD	2,794,502	AUD	3,710,655	Bank of America	8/3/2021	11,232
USD	33,266,438	EUR	28,033,257	Barclays Bank plc	8/3/2021	3,352
USD	5,325,238	JPY	590,900,000	Barclays Bank plc	8/3/2021	4,922
USD	9,420,216	DKK	58,584,941	JPMorgan Chase Bank	10/1/2021	61,323
USD	342,968	PEN	1,285,545	Goldman Sachs Bank USA**	11/12/2021	8,208

Total unrealized appreciation						2,120,370

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
DKK	745,000	USD	119,613	Barclays Bank plc	7/1/2021	(817)
USD	2,920,949	DKK	18,355,278	Bank of America	7/1/2021	(5,944)
USD	4,774,147	DKK	30,099,237	JPMorgan Chase Bank	7/1/2021	(25,412)
GBP	1,517,000	USD	2,149,808	Barclays Bank plc	7/2/2021	(51,342)
NOK	5,265,000	USD	628,365	Goldman Sachs Bank USA	7/2/2021	(16,878)
SEK	2,745,000	USD	332,541	Goldman Sachs Bank USA	7/2/2021	(11,792)
USD	100,775	BRL	535,000	Bank of America**	7/2/2021	(6,788)
NOK	5,265,000	USD	614,200	Bank of America	8/3/2021	(2,610)
USD	105,558	BRL	535,000	Goldman Sachs Bank USA**	8/3/2021	(1,625)
USD	1,017,183	CAD	1,263,000	JPMorgan Chase Bank	8/3/2021	(1,677)
USD	30,022,542	GBP	21,751,000	JPMorgan Chase Bank	8/3/2021	(68,531)
USD	24,987	MXN	525,000	Goldman Sachs Bank USA	9/3/2021	(1,140)
IDR	9,051,380,000	USD	628,001	Bank of America**	9/15/2021	(7,656)
USD	94,743	MXN	1,923,000	Goldman Sachs Bank USA	10/27/2021	(234)

Total unrealized depreciation						(202,446)

Net unrealized appreciation						1,917,924

**	Non-deliverable forward.

Written Call Options Contracts as of June 30, 2021 (Note 1):

Description	Counterparty	Number of Contracts	Notional Amount		Exercise Price		Expiration Date	Value ($)
3 Month EURIBOR	Exchange Traded	41	EUR	(10,250,000)	EUR	100.63	9/19/2022	(2,127)
Euro-Bund	Exchange Traded	7	EUR	(700,000)	EUR	170.50	7/23/2021	(18,427)
Euro-Bund	Exchange Traded	7	EUR	(700,000)	EUR	171.50	8/27/2021	(14,359)
Mid-Curve 2-Year Eurodollar	Exchange Traded	192	USD	(48,000,000)	USD	99.50	8/13/2021	(1,200)

								(36,113)

Written Put Options Contracts as of June 30, 2021 (Note 1):

Description	Counterparty	Number of Contracts	Notional Amount		Exercise Price	Expiration Date	Value ($)
Euro-Bund	Exchange Traded	7	EUR	(700,000)	EUR 170.50	7/23/2021	(913)
Euro-Bund	Exchange Traded	7	EUR	(700,000)	EUR 171.50	8/27/2021	(5,146)

							(6,059)

Total Written Options Contracts (Premiums Received ($73,282))							(42,172)

See Notes to Financial Statements.

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EQ/PIMCO GLOBAL REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2021:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Asset-Backed Securities	$—	$3,575,041	$—	$3,575,041
Collateralized Mortgage Obligations	—	3,110,640	—	3,110,640
Commercial Mortgage-Backed Securities	—	398,251	—	398,251
Corporate Bonds
Financials	—	9,026,988	—	9,026,988
Foreign Government Securities	—	77,229,741	1,433	77,231,174
Forward Currency Contracts	—	2,120,370	—	2,120,370
Futures	109,000	—	—	109,000
Mortgage-Backed Security	—	6,715,817	—	6,715,817
Options Purchased
Call Options Purchased	1,200	—	—	1,200
Short-Term Investment
U.S. Government Agency Security	—	1,299,934	—	1,299,934
U.S. Treasury Obligations	—	57,550,617	—	57,550,617

Total Assets	$110,200	$161,027,399	$1,433	$161,139,032

Liabilities:
Forward Currency Contracts	$—	$(202,446)	$—	$(202,446)
Futures	(351,238)	—	—	(351,238)
Options Written
Call Options Written	(36,113)	—	—	(36,113)
Put Options Written	(6,059)	—	—	(6,059)

Total Liabilities	$(393,410)	$(202,446)	$—	$(595,856)

Total	$(283,210)	$160,824,953	$1,433	$160,543,176

Fair Values of Derivative Instruments as of June 30, 2021:

	Statement of Assets and Liabilities
Derivatives Contracts^	Asset Derivatives	Fair Value
Interest rate contracts	Receivables, Net assets - Unrealized appreciation	$110,200	*
Foreign exchange contracts	Receivables	2,120,370

Total		$2,230,570

	Liability Derivatives
Interest rate contracts	Payables, Net assets - Unrealized depreciation	$(393,410	)*
Foreign exchange contracts	Payables	(202,446)

Total		$(595,856)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2021:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Options	Futures	Forward Foreign Currency Contracts	Total
Interest rate contracts	$58,946	$467,573	$—	$526,519
Foreign exchange contracts	—	—	(1,415,642)	(1,415,642)

Total	$58,946	$467,573	$(1,415,642)	$(889,123)

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Options	Futures	Forward Foreign Currency Contracts	Total
Interest rate contracts	$(511)	$(278,206)	$—	$(278,717)
Foreign exchange contracts	—	—	3,423,069	3,423,069

Total	$(511)	$(278,206)	$3,423,069	$3,144,352

^ This Portfolio held forward foreign currency contracts, futures contracts and options contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

The Portfolio held options contracts with an average notional balance of approximately $20,000, forward foreign currency contracts with an average settlement value of approximately $144,997,000, and futures contracts with an average notional balance of approximately $71,676,000 during the six months ended June 30, 2021.

The following table presents the Portfolio’s gross derivative assets and liabilities by counterparty net of amounts available for offset under netting arrangements and any related collateral received or pledged by the Portfolio as of June 30, 2021:

Counterparty	Gross Amount of Derivative Assets Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Received	Net Amount Due from Counterparty
Bank of America	$119,922	$(22,998)	$—	$96,924
Barclays Bank plc	1,186,494	(52,159)	(860,000)	274,335
Goldman Sachs Bank USA	722,053	(31,669)	(460,000)	230,384
JPMorgan Chase Bank	91,901	(91,901)	—	—

Total	$2,120,370	$(198,727)	$(1,320,000)	$601,643

Counterparty	Gross Amount of Derivative Liabilities Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Pledged	Net Amount Due to Counterparty
Bank of America	$22,998	$(22,998)	$—	$—
Barclays Bank plc	52,159	(52,159)	—	—
Goldman Sachs Bank USA	31,669	(31,669)	—	—
JPMorgan Chase Bank	95,620	(91,901)	—	3,719

Total	$202,446	$(198,727)	$—	$3,719

(a)	For financial reporting purposes the Portfolio does not offset derivative assets and derivative liabilities subject to master netting arrangements in the Statement of Assets and Liabilities.

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

Sale-Buyback Transactions:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (1)	Payable for Sale-Buyback Transactions (2)
BNP Paribas SA	0.06%	6/1/2021	7/7/2021	$(847,430)	$(846,789)
BNP Paribas SA	0.06	6/1/2021	7/7/2021	(3,012,180)	(3,010,974)
BNP Paribas SA	0.06	6/1/2021	7/7/2021	(2,738,675)	(2,738,202)
BNP Paribas SA	0.06	6/1/2021	7/7/2021	(2,730,887)	(2,729,469)
BNP Paribas SA	0.06	6/1/2021	7/7/2021	(2,798,536)	(2,797,728)
BNP Paribas SA	0.06	6/1/2021	7/7/2021	(3,071,323)	(3,069,432)
BNP Paribas SA	0.06	6/1/2021	7/7/2021	(5,321,055)	(5,320,744)
BNP Paribas SA	0.05	6/10/2021	7/12/2021	(561,615)	(561,579)
BNP Paribas SA	0.05	6/16/2021	7/16/2021	(1,488,144)	(1,488,060)

					$(22,562,977)

(1)	The average amount of borrowings while outstanding for 181 days during the six months ended June 30, 2021, was approximately $23,316,000 at a weighted average interest rate of 0.09%.
(2)	Payable for sale-buyback transactions includes $(6,868) of deferred price drop on sale-buyback transactions.

	June 30, 2021
	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Up to 30 Days	30 - 90 Days	Greater than 90 Days	Total
Sale-Buyback
U.S. Treasury Bonds	$—	$846,789	$—	$—	$846,789
U.S. Treasury Notes	—	21,716,188	—	—	21,716,188

Total Borrowings	$—	$22,562,977	$—	$—	$22,562,977

Gross amount of recognized liabilities for sale-buybacks					$22,562,977

The following is a summary by counterparty of sale-buyback transactions and collateral (received)/pledged as of June 30, 2021:

Counterparty	Payable for Sale-Buyback Transactions	Collateral Pledged (Sale-buyback positions)	Cash Collateral (Received)/ Pledged	Net Exposure (3)
BNP Paribas SA	$(22,562,977)	$22,652,957	$—	$89,980

(3)	Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default.

Investment security transactions for the six months ended June 30, 2021 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$110,336,413
Long-term U.S. government debt securities	17,455,885

$127,792,298

Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$109,429,862
Long-term U.S. government debt securities	19,736,566

$129,166,428

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

As of June 30, 2021, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$20,126,429
Aggregate gross unrealized depreciation	(1,363,796)

Net unrealized appreciation	$18,762,633

Federal income tax cost of investments in securities and derivative instruments, if applicable	$141,780,543

See Notes to Financial Statements.

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STATEMENT OF ASSETS AND LIABILITIES

June 30, 2021 (Unaudited)

ASSETS
Investments in Securities, at value (Cost $142,824,209)	$158,909,662
Cash	1,353,931
Foreign cash (Cost $460,258)	441,995
Cash held as collateral at broker for futures	514,795
Receivable for securities sold	69,883,480
Receivable for forward settling transactions	6,734,517
Unrealized appreciation on forward foreign currency contracts	2,120,370
Dividends, interest and other receivables	278,135
Due from broker for futures variation margin	95,116
Receivable for Portfolio shares sold	71,207
Other assets	1,181

Total assets	240,404,389

LIABILITIES
Payable for securities purchased	72,859,124
Payable for sale-buyback financing transactions	22,562,977
Payable for forward settling transactions	13,483,797
Payable for return of cash collateral on forward foreign currency contracts	1,320,000
Unrealized depreciation on forward foreign currency contracts	202,446
Investment management fees payable	46,176
Options written, at value (Premiums received $73,282)	42,172
Payable for Portfolio shares redeemed	31,086
Distribution fees payable – Class IB	21,285
Administrative fees payable	9,765
Trustees’ fees payable	756
Accrued expenses	124,278

Total liabilities	110,703,862

NET ASSETS	$129,700,527

Net assets were comprised of:
Paid in capital	$119,144,911
Total distributable earnings (loss)	10,555,616

Net assets	$129,700,527

Class IB
Net asset value, offering and redemption price per share, $103,973,767 / 9,666,513 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.76

Class K
Net asset value, offering and redemption price per share, $25,726,760 / 2,371,077 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.85

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2021 (Unaudited)

INVESTMENT INCOME
Interest	$1,568,916
Dividends	1

Total income	1,568,917

EXPENSES
Investment management fees	369,180
Distribution fees – Class IB	123,186
Administrative fees	56,905
Custodian fees	41,626
Professional fees	41,235
Printing and mailing expenses	12,965
Interest expense	8,510
Trustees’ fees	1,752
Miscellaneous	7,928

Gross expenses	663,287
Less: Waiver from investment manager	(131,654)

Net expenses	531,633

NET INVESTMENT INCOME (LOSS)	1,037,284

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	1,100,250
Futures contracts	467,573
Forward foreign currency contracts	(1,415,642)
Foreign currency transactions	(599,443)
Options written	55,615

Net realized gain (loss)	(391,647)

Change in unrealized appreciation (depreciation) on:
Investments in securities	(4,036,759)
Futures contracts	(278,206)
Forward foreign currency contracts	3,423,069
Foreign currency translations	9,030
Options written	27,493

Net change in unrealized appreciation (depreciation)	(855,373)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(1,247,020)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(209,736)

See Notes to Financial Statements.

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STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31, 2020
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$1,037,284	$(544,347)
Net realized gain (loss)	(391,647)	(1,131,904)
Net change in unrealized appreciation (depreciation)	(855,373)	12,167,111

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(209,736)	10,490,860

Distributions to shareholders:
Class IB	—	(996,611)
Class K	—	(233,510)

Total distributions to shareholders	—	(1,230,121)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 1,323,265 and 2,478,106 shares, respectively ]	14,044,115	25,719,240
Capital shares issued in reinvestment of dividends and distributions [ 0 and 95,011 shares, respectively ]	—	996,611
Capital shares repurchased [ (574,493) and (1,260,348) shares, respectively ]	(6,088,472)	(12,910,371)

Total Class IB transactions	7,955,643	13,805,480

Class K
Capital shares sold [ 365,750 and 1,482,072 shares, respectively ]	3,933,725	15,420,464
Capital shares issued in reinvestment of dividends and distributions [ 0 and 22,109 shares, respectively ]	—	233,510
Capital shares repurchased [ (265,060) and (2,403,165) shares, respectively ]	(2,820,093)	(24,496,251)

Total Class K transactions	1,113,632	(8,842,277)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	9,069,275	4,963,203

TOTAL INCREASE (DECREASE) IN NET ASSETS	8,859,539	14,223,942
NET ASSETS:
Beginning of period	120,840,988	106,617,046

End of period	$129,700,527	$120,840,988

See Notes to Financial Statements.

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STATEMENT OF CASH FLOWS

For the Six Months Ended June 30, 2021 (Unaudited)

INCREASE (DECREASE) IN CASH
Cash flows provided (used) by operating activities:
Net increase/(decrease) in net assets from operations	$(209,736)
Adjustments to reconcile net increase/decrease in net assets from operations to net cash provided (used) by operating activities:
Purchase of investments in securities	(84,411,120)
Proceeds from disposition of investments in securities	89,766,411
Decrease in payable for forward settling transactions	(34,936,655)
Decrease in receivable for forward settling transactions	24,896,821
Change in unrealized (appreciation) depreciation on investments in securities	4,036,759
Change in unrealized (appreciation) depreciation on options written	(27,493)
Change in unrealized (appreciation) depreciation on forward foreign currency contracts	(3,423,069)
Net realized (gain) loss on investments in securities	(1,100,250)
Net amortization (accretion) of income	(88,303)
Increase in payable for return of cash collateral on forward foreign currency contracts	1,070,000
Increase in premiums received on options written	60,040
Increase in investment management fees payable	15,862
Increase in distribution fees payable – Class IB	1,195
Increase in administrative fees payable	208
Increase in trustees’ fees payable	17
Increase in other assets	(699)
Decrease in accrued expenses	(4,730)
Increase in due from broker for futures variation margin	(6,108)
Increase in dividends, interest and other receivables	(54,738)

Net cash provided (used) by operating activities	(4,415,588)

Cash flows provided (used) by financing activities:
Proceeds from shares sold	17,953,513
Payment for shares repurchased	(9,125,790)
Proceeds from sale-buyback transactions	351,919,133
Payments on sale-buyback transactions	(351,875,768)
Decrease in payable for sale-buyback financing transactions	(3,828,805)

Net cash provided (used) by financing activities	5,042,283

Net increase/(decrease) in cash	626,695

Cash, foreign currency and restricted cash:
Beginning of year	1,684,026

End of year	$2,310,721

Supplemental disclosure of cash flow information:

For the six months ended June 30, 2021, the Portfolio paid $8,510 in interest expense.

Reconciliation of cash and restricted cash to the Statement of Assets and Liabilities:

	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31, 2020
Cash	$1,353,931	$693,069
Foreign cash	441,995	522,957
Cash held as collateral at broker for futures	514,795	468,000

Total cash, foreign cash and restricted cash shown in the statement of cash flows	$2,310,721	$1,684,026

See Notes to Financial Statements.

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FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31,
Class IB			2020	2019	2018	2017	2016
Net asset value, beginning of period	$10.78		$9.88	$9.47	$9.84	$9.69	$9.26

Income (loss) from investment operations:
Net investment income (loss) (e)	0.09		(0.06)	(0.01)	0.08	0.12	0.09
Net realized and unrealized gain (loss)	(0.11)		1.08	0.78	(0.21)	0.16	0.85

Total from investment operations	(0.02)		1.02	0.77	(0.13)	0.28	0.94

Less distributions:
Dividends from net investment income	—		—	(0.35)	(0.24)	(0.10)	(0.49)
Distributions from net realized gains	—		(0.12)	(0.01)	—	—	(0.02)
Return of capital	—		—	—	—	(0.03)	—

Total dividends and distributions	—		(0.12)	(0.36)	(0.24)	(0.13)	(0.51)

Net asset value, end of period	$10.76		$10.78	$9.88	$9.47	$9.84	$9.69

Total return (b)	(0.19)%		10.33%	8.12%	(1.32)%	2.86%	10.35%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$103,974		$96,173	$75,148	$63,475	$56,357	$38,725
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)(g)	0.91%		1.05%	1.75%	1.54%	1.29%	1.31%
Before waivers and reimbursements (a)(f)(g)	1.13%		1.26%	1.93%	1.64%	1.52%	1.49%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	1.64%		(0.56)%	(0.10)%	0.81%	1.21%	0.92%
Before waivers and reimbursements (a)(f)	1.43%		(0.76)%	(0.29)%	0.72%	0.98%	0.74%
Portfolio turnover rate^	83	%(z)	245%	181%	66%	127%	108%

	Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31,
Class K			2020	2019	2018	2017	2016
Net asset value, beginning of period	$10.87		$9.93	$9.51	$9.89	$9.71	$9.28

Income (loss) from investment operations:
Net investment income (loss) (e)	0.10		(0.03)	0.02	0.10	0.14	0.12
Net realized and unrealized gain (loss)	(0.12)		1.09	0.79	(0.21)	0.17	0.85

Total from investment operations	(0.02)		1.06	0.81	(0.11)	0.31	0.97

Less distributions:
Dividends from net investment income	—		—	(0.38)	(0.27)	(0.10)	(0.52)
Distributions from net realized gains	—		(0.12)	(0.01)	—	—	(0.02)
Return of capital	—		—	—	—	(0.03)	—

Total dividends and distributions	—		(0.12)	(0.39)	(0.27)	(0.13)	(0.54)

Net asset value, end of period	$10.85		$10.87	$9.93	$9.51	$9.89	$9.71

Total return (b)	(0.18)%		10.68%	8.46%	(1.17)%	3.16%	10.63%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$25,727		$24,668	$31,471	$28,342	$28,568	$31,346
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)(g)	0.66%		0.80%	1.50%	1.29%	1.04%	1.05%
Before waivers and reimbursements (a)(f)(g)	0.88%		1.00%	1.68%	1.39%	1.26%	1.22%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	1.86%		(0.28)%	0.16%	1.05%	1.45%	1.17%
Before waivers and reimbursements (a)(f)	1.65%		(0.48)%	(0.02)%	0.95%	1.23%	0.99%
Portfolio turnover rate^	83	%(z)	245%	181%	66%	127%	108%

See Notes to Financial Statements.

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FINANCIAL HIGHLIGHTS (Continued)

^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(g)

For the six months ended, June 30, 2021, includes interest expense of 0.01% respectively for each class. Includes interest expense of 0.08%, 0.75%, 0.54% and 0.29% for the years ended 2020, 2019, 2018 and 2017 respectively for each class. For the year ended 2016, includes interest expense of 0.31% and 0.30% for Class IB and Class K, respectively.

(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

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Sector Weightings as of June 30, 2021	% of Net Assets
U.S. Treasury Obligations	109.3%
U.S. Government Agency Securities	70.4
Foreign Government Securities	9.4
Mortgage-Backed Securities	3.7
Collateralized Mortgage Obligations	3.6
Asset-Backed Securities	3.5
Financials	1.2
Consumer Discretionary	0.2
Options Purchased	0.2
Commercial Mortgage-Backed Securities	0.2
Energy	0.1
Health Care	0.1
Industrials	0.0	#
Information Technology	0.0	#
Communication Services	0.0	#
Cash and Other	(101.9)

	100.0%

#	Less than 0.05%.

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2021 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/21	Ending Account Value 6/30/21	Expenses Paid During Period* 1/1/21 - 6/30/21
Class IB
Actual	$1,000.00	$1,017.50	$3.88
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.94	3.89

* Expenses are equal to the Portfolio’s Class IB shares annualized expense ratio of 0.78%, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

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PORTFOLIO OF INVESTMENTS

June 30, 2021 (Unaudited)

	Principal Amount		Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed Securities (3.5%)
Anchorage Capital CLO Ltd.,
Series 2020-16A A 1.588%, 10/20/31 (l)§		$200,000	$200,173
Argent Mortgage Loan Trust,
Series 2005-W1 A1 0.331%, 5/25/35 (l)		21,157	19,485
Atlas Senior Loan Fund Ltd.,
Series 2017-8A A 1.530%, 1/16/30 (l)§		300,000	299,986
Bear Stearns Asset-Backed Securities I Trust,
Series 2005-HE1 M4 2.266%, 1/25/35 (l)		309,016	310,605
Catamaran CLO Ltd.,
Series 2013-1A AR 1.031%, 1/27/28 (l)§		116,330	116,332
C-BASS TRUST,
Series 2006-CB9 A1 0.151%, 11/25/36 (l)		1,923	1,117
CIT Mortgage Loan Trust,
Series 2007-1 1A 1.442%, 10/25/37 (l)§		15,427	15,579
Series 2007-1 1M1 1.591%, 10/25/37 (l)§		200,000	197,647
Citigroup Mortgage Loan Trust,
Series 2007-AMC2 A3A 0.172%, 1/25/37 (l)		4,206	3,515
Citigroup Mortgage Loan Trust, Inc.,
Series 2007-WFH3 A3 0.341%, 6/25/37 (l)		44,849	44,663
Countrywide Asset-Backed Certificates,
Series 2006-19 2A3 0.341%, 3/25/37 (l)		40,000	37,679
Credit-Based Asset Servicing & Securitization LLC,
Series 2005-CB3 M4 1.141%, 6/25/35 (l)		25,000	24,607
CWABS, Inc. Asset-backed Certificates,
Series 2007-12 1A1 0.831%, 8/25/47 (l)		16,524	16,176
Ellington Loan Acquisition Trust,
Series 2007-1 A1 1.191%, 5/25/37 (l)§		26,336	26,319
FHLMC Structured Pass-Through Certificates,
Series T-32 A1 0.352%, 8/25/31 (l)		769	755
First Franklin Mortgage Loan Trust,
Series 2005-FF12 M2 0.797%, 11/25/36 (l)		100,000	97,598
Fremont Home Loan Trust,
Series 2006-C 1A1 0.227%, 10/25/36 (l)		37,390	33,461
GSAMP Trust,
Series 2007-FM1 A2A 0.161%, 12/25/36 (l)		3,153	1,851
ICG US CLO Ltd.,
Series 2020-1A A1 1.584%, 10/22/31 (l)§		200,000	200,151
IndyMac INDB Mortgage Loan Trust,
Series 2006-1 A1 0.161%, 7/25/36 (l)		20,015	7,613
Jamestown CLO V Ltd.,
Series 2014-5A AR 1.410%, 1/17/27 (l)§		14,980	14,982
Legacy Mortgage Asset Trust,
Series 2019-GS3 A1 3.750%, 4/25/59 (e)§		75,389	75,982
Lehman ABS Manufactured Housing Contract Trust,
Series 2001-B M2 7.170%, 4/15/40 (l)		36,223	26,759
Lehman XS Trust,
Series 2006-7 1A1A 0.412%, 5/25/36 (l)		33,027	33,007
Series 2006-8 3A4 6.900%, 6/25/36 (e)		19,157	19,892
LoanCore Issuer Ltd.,
Series 2019-CRE2 A 1.203%, 5/15/36 (l)§		100,000	99,969
Merrill Lynch Mortgage Investors Trust,
Series 2006-RM4 A2A 0.251%, 9/25/37 (l)		886	428
Series 2007-HE2 A2A 0.212%, 2/25/37 (l)		9,660	4,003
Morgan Stanley IXIS Real Estate Capital Trust,
Series 2006-2 A1 0.142%, 11/25/36 (l)		362	164
NovaStar Mortgage Funding Trust,
Series 2005-3 M2 0.797%, 1/25/36 (l)		61,489	60,945
OCP CLO Ltd.,
Series 2015-10A A1R 0.996%, 10/26/27 (l)§		32,472	32,473
Palmer Square Loan Funding Ltd.,
Series 2019-4A A1 1.076%, 10/24/27 (l)§		139,937	139,944
Park Place Securities, Inc.,
Series 2005-WCW1 M2 0.797%, 9/25/35 (l)		52,090	52,062
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates,
Series 2004-WCW2 M3 1.141%, 10/25/34 (l)		150,000	148,921
Series 2005-WHQ4 M2 0.826%, 9/25/35 (l)		25,000	24,602
RAAC Trust,
Series 2006-SP3 M1 0.602%, 8/25/36 (l)		7,513	7,479
Renaissance Home Equity Loan Trust,
Series 2002-3 A 0.852%, 12/25/32 (l)		1,942	1,879
Saxon Asset Securities Trust,
Series 2007-3 1A 0.402%, 9/25/37 (l)		53,751	52,083
Securitized Asset-Backed Receivables LLC Trust,
Series 2006-HE1 A2C 0.412%, 7/25/36 (l)		176,571	81,306
Series 2007-HE1 A2A 0.151%, 12/25/36 (l)		10,978	3,715
SLM Student Loan Trust,
Series 2003-5 A5 0.000%, 6/17/24 (l)	EUR	415	492

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Principal Amount		Value (Note 1)
Series 2008-9 A 1.676%, 4/25/23 (l)		$70,831	$71,412
Soundview Home Loan Trust,
Series 2006-NLC1 A1 0.151%, 11/25/36 (l)§		1,861	786
Series 2007-WMC1 3A1 0.201%, 2/25/37 (l)		571,987	193,186
Structured Asset Securities Corp. Mortgage Loan Trust,
Series 2005-7XS 2A1A 1.592%, 4/25/35 (l)		4,523	4,457
STWD Ltd.,
Series 2019-FL1 A 1.204%, 7/15/38 (l)§		200,000	200,000
Towd Point Mortgage Trust,
Series 2019-HY2 A1 1.091%, 5/25/58 (l)§		44,892	45,302
United States Small Business Administration,
Series 2008-20H 1 6.020%, 8/1/28		7,127	7,825
Venture XX CLO Ltd.,
Series 2015-20A AR 1.004%, 4/15/27 (l)§		76,831	76,833
Z Capital Credit Partners CLO Ltd.,
Series 2015-1A A1R 1.134%, 7/16/27 (l)§		28,107	28,108

Total Asset-Backed Securities			3,164,308

Collateralized Mortgage Obligations (3.6%)
Alliance Bancorp Trust,
Series 2007-OA1 A1 0.331%, 7/25/37 (l)		28,764	26,878
Alternative Loan Trust,
Series 2005-62 2A1 1.116%, 12/25/35 (l)		1,159	1,061
Series 2006-OA11 A1B 0.471%, 9/25/46 (l)		69,276	66,991
Series 2006-OA19 A1 0.273%, 2/20/47 (l)		9,871	7,692
Series 2007-1T1 1A1 6.000%, 3/25/37		110,968	66,322
Series 2007-4CB 1A35 6.000%, 4/25/37		42,465	42,789
Series 2007-OA7 A1A 0.272%, 5/25/47 (l)		4,071	3,876
American Home Mortgage Investment Trust,
Series 2005-2 4A1 1.671%, 9/25/45 (l)		817	819
Banc of America Funding Trust,
Series 2006-A 1A1 2.707%, 2/20/36 (l)		5,718	5,730
Series 2006-G 2A1 0.533%, 7/20/36 (l)		272	272
Series 2006-J 2A1 3.209%, 1/20/47 (l)		96,082	93,896
Series 2006-J 4A1 3.348%, 1/20/47 (l)		4,060	3,882
Banc of America Mortgage Trust,
Series 2005-E 2A1 2.474%, 6/25/35 (l)		828	777
Series 2006-A 2A1 2.786%, 2/25/36 (l)		5,969	5,923
Bear Stearns ALT-A Trust,
Series 2005-7 22A1 3.008%, 9/25/35 (l)		25,686	19,988
Series 2006-2 23A1 3.326%, 3/25/36 (l)		10,456	9,027
Bear Stearns ARM Trust,
Series 2004-10 13A1 2.757%, 1/25/35 (l)		4,214	4,308
Series 2005-1 2A1 2.854%, 3/25/35 (l)		5,856	5,822
Series 2005-9 A1 2.410%, 10/25/35 (l)		7,061	7,196
Series 2006-2 3A2 2.910%, 7/25/36 (l)		4,299	4,217
CHL Mortgage Pass-Through Trust,
Series 2005-19 1A6 5.500%, 8/25/35		1,191	1,086
Series 2006-6 A4 6.000%, 4/25/36		13,441	10,064
Series 2006-HYB3 3A1B 2.867%, 5/20/36 (l)		2,444	2,521
Series 2007-1 A1 6.000%, 3/25/37		41,189	31,496
Citigroup Mortgage Loan Trust,
Series 2006-AR1 2A1 2.520%, 3/25/36 (l)		6,454	6,442
Series 2007-10 22AA 3.234%, 9/25/37 (l)		9,283	9,177
Series 2019-C A1 3.228%, 9/25/59 (e)§		161,088	161,633
CSMC Mortgage-Backed Trust,
Series 2007-6 A1 6.420%, 10/25/37 (l)		149,554	127,852
CSMC Trust,
Series 2007-4R 1A1 6.039%, 10/26/36 (l)§		5,938	5,875
Deutsche Alt-B Securities Mortgage Loan Trust,
Series 2006-AB4 A1B1 0.192%, 10/25/36 (l)		213	166
Eurosail-UK plc,
Series 2007-3X A3A 1.034%, 6/13/45 (l)(m)	GBP	42,077	58,306
Series 2007-3X A3C 1.034%, 6/13/45 (l)(m)		18,698	25,892
FHLMC,
Series 278 F1 0.523%, 9/15/42 STRIPS (l)		$95,601	96,791
FHLMC Structured Pass-Through Certificates,
Series T-62 1A1 1.316%, 10/25/44 (l)		43,630	44,807
Series T-63 1A1 1.328%, 2/25/45 (l)		13,411	13,519
First Horizon Alternative Mortgage Securities Trust,
Series 2004-AA1 A1 2.179%, 6/25/34 (l)		3,513	3,584
Series 2006-FA8 1A7 6.000%, 2/25/37		10,594	6,542
First Horizon Mortgage Pass-Through Trust,
Series 2005-AR3 2A1 2.861%, 8/25/35 (l)		4,375	3,449

See Notes to Financial Statements.

1186

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EQ/PIMCO REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Principal Amount		Value (Note 1)
FNMA,
Series 2003-W8 3F2 0.442%, 5/25/42 (l)		$996	$1,004
Series 2004-63 FA 0.241%, 8/25/34 (l)		675	670
Series 2006-30 KF 0.532%, 5/25/36 (l)		245	248
Series 2006-5 3A2 2.100%, 5/25/35 (l)		3,919	4,013
Series 2007-63 FC 0.442%, 7/25/37 (l)		125	126
GNMA,
Series 2017-H10 FB 1.029%, 4/20/67 (l)		72,065	73,128
Series 2018-H15 FG 0.599%, 8/20/68 (l)		136,203	134,986
GreenPoint Mortgage Funding Trust,
Series 2005-AR5 1A1 0.632%, 11/25/45 (l)		5,727	5,189
Series 2006-AR4 A6A 0.272%, 9/25/46 (l)		65,056	63,420
GreenPoint MTA Trust,
Series 2005-AR1 A2 0.532%, 6/25/45 (l)		4,811	4,508
GSR Mortgage Loan Trust,
Series 2004-12 3A6 2.590%, 12/25/34 (l)		3,727	3,775
Series 2005-AR1 1A1 2.678%, 1/25/35 (l)		1,516	1,500
Series 2005-AR4 6A1 3.084%, 7/25/35 (l)		3,023	3,130
Series 2005-AR6 2A1 2.924%, 9/25/35 (l)		3,796	3,871
HarborView Mortgage Loan Trust,
Series 2005-13 2A11 0.658%, 2/19/36 (l)		2,284	1,571
Series 2005-2 2A1A 0.538%, 5/19/35 (l)		1,141	1,098
Series 2005-9 2A1A 0.773%, 6/20/35 (l)		2,236	2,193
Hawksmoor Mortgages,
Series 2019-1A A 1.099%, 5/25/53 (l)§	GBP	235,822	327,597
IndyMac INDA Mortgage Loan Trust,
Series 2005-AR1 2A1 2.924%, 11/25/35 (l)		$1,537	1,502
IndyMac INDX Mortgage Loan Trust,
Series 2004-AR10 2A2A 0.871%, 5/25/34 (l)		352	345
Series 2004-AR11 2A 2.880%, 12/25/34 (l)		2,055	2,123
Series 2005-AR14 1A1A 0.651%, 7/25/35 (l)		4,647	3,821
JP Morgan Alternative Loan Trust,
Series 2006-A1 1A1 0.551%, 3/25/36 (l)		192,501	187,727
Series 2006-A7 1A4 0.552%, 12/25/36 (l)		36,919	35,943
JP Morgan Mortgage Trust,
Series 2005-A1 6T1 2.453%, 2/25/35 (l)		1,673	1,700
Series 2005-A6 2A1 2.979%, 8/25/35 (l)		2,816	2,850
Series 2005-A6 4A1 2.708%, 9/25/35 (l)		337	321
Series 2005-A6 7A1 3.214%, 8/25/35 (l)		2,784	2,614
Series 2007-A1 1A1 3.179%, 7/25/35 (l)		3,277	3,404
Series 2007-A1 3A3 2.801%, 7/25/35 (l)		3,832	3,889
Series 2008-R2 1A1 2.949%, 7/27/37 (l)§		12,832	12,554
Lehman XS Trust,
Series 2007-20N A1 1.241%, 12/25/37 (l)		40,594	41,994
MASTR Adjustable Rate Mortgages Trust,
Series 2004-13 3A7 2.876%, 11/21/34 (l)		2,346	2,368
Mellon Residential Funding Corp. Mortgage Pass-Through Certificates,
Series 2001-TBC1 A1 0.773%, 11/15/31 (l)		1,655	1,683
Merrill Lynch Mortgage Investors Trust,
Series 2005-A9 5A1 2.947%, 12/25/35 (l)		1,879	1,606
Morgan Stanley Mortgage Loan Trust,
Series 2006-8AR 5A4 2.046%, 6/25/36 (l)		5,125	5,380
MRFC Mortgage Pass-Through Trust,
Series 2000-TBC3 A1 0.513%, 12/15/30 (l)		2,050	2,009
New Residential Mortgage Loan Trust,
Series 2019-RPL2 A1 3.250%, 2/25/59 (l)§		71,907	75,699
Series 2019-RPL3 A1 2.750%, 7/25/59 (l)§		305,780	318,654
Opteum Mortgage Acceptance Corp. Asset-Backed Pass-Through Certificates,
Series 2005-5 1A1D 0.852%, 12/25/35 (l)		178,555	179,459
RALI Trust,
Series 2005-QO1 A1 0.392%, 8/25/35 (l)		2,124	1,836
Series 2007-QH8 A 1.023%, 10/25/37 (l)		41,900	40,252
Residential Asset Securitization Trust,
Series 2005-A5 A3 0.492%, 5/25/35 (l)		20,295	14,811
Series 2006-A10 A5 6.500%, 9/25/36		8,749	4,818
Series 2007-A6 2A1 6.500%, 6/25/37		123,779	49,476
Residential Mortgage Securities 32 plc,
Series 32A A 1.299%, 6/20/70(l)§	GBP	88,145	123,269
RFMSI Trust,
Series 2007-S6 1A10 6.000%, 6/25/37		$5,398	5,338

See Notes to Financial Statements.

1187

EQ ADVISORS TRUST

EQ/PIMCO REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Principal Amount		Value (Note 1)
Sequoia Mortgage Trust,
Series 2007-3 1A1 0.493%, 7/20/36 (l)		$12,115	$11,913
Series 5 A 0.798%, 10/19/26 (l)		678	672
Stratton Mortgage Funding plc,
Series 2019-1 A 1.249%, 5/25/51 (l)(m)	GBP	81,427	113,143
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-1 4A2 2.535%, 2/25/34 (l)		$1,877	1,904
Series 2004-19 2A1 1.516%, 1/25/35 (l)		1,715	1,597
Series 2005-17 3A1 2.925%, 8/25/35 (l)		2,126	2,049
Structured Asset Mortgage Investments II Trust,
Series 2004-AR5 1A1 0.753%, 10/19/34 (l)		1,313	1,290
Series 2005-AR5 A1 0.593%, 7/19/35 (l)		1,897	1,841
Series 2005-AR5 A2 0.593%, 7/19/35 (l)		2,724	2,636
Series 2005-AR5 A3 0.593%, 7/19/35 (l)		6,890	6,982
Series 2006-AR3 11A1 0.511%, 4/25/36 (l)		4,217	4,000
Series 2006-AR4 2A1 0.471%, 6/25/36 (l)		1,508	1,522
Towd Point Mortgage Funding Granite4 plc,
Series 2019-GR4A A1 1.109%, 10/20/51 (l)§	GBP	258,508	359,608
WaMu Mortgage Pass-Through Certificates Trust,
Series 2002-AR17 1A 1.316%, 11/25/42 (l)		$302	298
Series 2005-AR10 3A1 2.022%, 8/25/35 (l)		375	368
Series 2005-AR14 2A1 3.132%, 12/25/35 (l)		1,693	1,728
Series 2006-AR3 A1A 1.116%, 2/25/46 (l)		2,120	2,134
Series 2006-AR7 3A 1.843%, 7/25/46 (l)		11,973	11,702
Series 2007-OA4 1A 0.886%, 5/25/47 (l)		5,181	5,005

Total Collateralized Mortgage Obligations			3,276,532

Commercial Mortgage-Backed Securities (0.2%)
AREIT Trust,
Series 2020-CRE4 A 2.744%, 4/15/37 (l)§		67,355	67,736
Bancorp Commercial Mortgage Trust,
Series 2019-CRE6 A 1.174%, 9/15/36 (l)§		30,466	30,447
GS Mortgage Securities Trust,
Series 2010-C1 A2 4.592%, 8/10/43§		25,434	25,643

Total Commercial Mortgage-Backed Securities			123,826

Corporate Bonds (1.6%)
Communication Services (0.0%)
Media (0.0%)
Charter Communications Operating LLC
4.464%, 7/23/22		10,000	10,353

Total Communication Services			10,353

Consumer Discretionary (0.2%)
Hotels, Restaurants & Leisure (0.2%)
McDonald’s Corp. (ICE LIBOR USD 3 Month + 0.43%), 0.614%, 10/28/21 (k)		200,000	200,196

Total Consumer Discretionary			200,196

Energy (0.1%)
Oil, Gas & Consumable Fuels (0.1%)
Petrobras Global Finance BV 5.093%, 1/15/30		103,000	112,039

Total Energy			112,039

Financials (1.2%)
Banks (0.5%)
Bank of America Corp.
Series FF (ICE LIBOR USD 3 Month + 2.93%), 5.875%, 3/15/28 (k)(y)		20,000	22,806
UniCredit SpA 7.830%, 12/4/23§		350,000	403,502

			426,308

Capital Markets (0.5%)
British Transco International Finance BV (Zero Coupon), 11/4/21 (m)		20,000	19,961
Deutsche Bank AG
4.250%, 10/14/21		400,000	404,336

			424,297

Consumer Finance (0.2%)
Ford Motor Credit Co. LLC
3.550%, 10/7/22		200,000	205,250

Total Financials			1,055,855

Health Care (0.1%)
Biotechnology (0.1%)
AbbVie, Inc.
5.000%, 12/15/21		60,000	60,576

Total Health Care			60,576

Industrials (0.0%)
Road & Rail (0.0%)
ERAC USA Finance LLC
4.500%, 8/16/21§		20,000	20,103

Total Industrials			20,103

See Notes to Financial Statements.

1188

EQ ADVISORS TRUST

EQ/PIMCO REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Principal Amount		Value (Note 1)
Information Technology (0.0%)
Software (0.0%)
VMware, Inc.
3.900%, 8/21/27		$10,000	$11,104

Total Information Technology			11,104

Total Corporate Bonds			1,470,226

Foreign Government Securities (9.4%)
Buoni Poliennali del Tesoro
1.400%, 5/26/25 TIPS (m)	EUR	2,511,025	3,216,338
0.400%, 5/15/30 TIPS (m)		1,133,726	1,451,626
Canada Government Bond
4.250%, 12/1/26 TIPS	CAD	223,791	232,524
Commonwealth of Australia
1.250%, 2/21/22 TIPS (m)	AUD	259,908	198,296
3.000%, 9/20/25 TIPS (m)		419,859	370,529
French Republic 0.100%, 3/1/26 TIPS (m)	EUR	100,000	128,986
Japan Government Bond CPI Linked
0.100%, 3/10/28 TIPS	JPY	82,716,680	763,303
0.100%, 3/10/29 TIPS		58,103,240	537,479
0.200%, 3/10/30 TIPS		9,939,300	93,598
0.005%, 3/10/31 TIPS		40,190,000	369,785
Kingdom of Saudi Arabia 4.000%, 4/17/25 (m)		$200,000	220,663
Mex Bonos Desarr Fix Rt
7.750%, 5/29/31	MXN	1,980,000	104,884
New Zealand Government Bond 2.000%, 9/20/25 TIPS (m)	NZD	258,175	200,008
3.000%, 9/20/30 TIPS (m)		578,656	507,168
Republic of Peru
5.940%, 2/12/29§	PEN	200,000	56,794

Total Foreign Government Securities			8,451,981

Mortgage-Backed Securities (3.7%)
FNMA UMBS 3.500%, 2/1/48		$182,879	192,757
FNMA/FHLMC UMBS, 30 Year, Single Family 3.500%, 7/25/51 TBA		3,000,000	3,158,438

Total Mortgage-Backed Securities			3,351,195

U.S. Government Agency Securities (5.7%)
FFCB 0.250%, 5/6/22		1,965,000	1,966,845
FHLMC 1.125%, 8/12/21		3,108,000	3,111,326

Total U.S. Government Agency Securities			5,078,171

U.S. Treasury Obligations (109.3%)
U.S. Treasury Bonds 1.625%, 11/15/50 (z)		1,040,000	934,432
U.S. Treasury Inflation Linked Bonds
2.000%, 1/15/26 TIPS		1,157,139	1,361,522
2.375%, 1/15/27 TIPS		26,485	32,448
1.750%, 1/15/28 TIPS		2,855,418	3,452,228
3.625%, 4/15/28 TIPS		3,302,260	4,452,453
2.500%, 1/15/29 TIPS		584,610	753,330
3.875%, 4/15/29 TIPS		960,068	1,350,772
2.125%, 2/15/40 TIPS		951,381	1,418,710
2.125%, 2/15/41 TIPS		292,673	441,223
0.750%, 2/15/42 TIPS		1,252,772	1,526,406
0.625%, 2/15/43 TIPS		627,237	749,715
1.375%, 2/15/44 TIPS		2,543,809	3,512,111
0.750%, 2/15/45 TIPS		2,154,752	2,658,902
1.000%, 2/15/46 TIPS		2,107,621	2,757,942
0.875%, 2/15/47 TIPS		1,006,742	1,296,086
1.000%, 2/15/48 TIPS		1,007,153	1,344,347
0.250%, 2/15/50 TIPS		363,559	411,613
0.125%, 2/15/51 TIPS		287,207	315,658
U.S. Treasury Inflation Linked Notes
0.125%, 1/15/22 TIPS		802,339	820,131
0.125%, 4/15/22 TIPS (z)		12,112,043	12,424,582
0.125%, 7/15/22 TIPS		1,904,516	1,973,070
0.125%, 1/15/23 TIPS		879,297	918,165
0.625%, 4/15/23 TIPS (z)		8,149,485	8,615,998
0.375%, 7/15/23 TIPS		2,536,063	2,696,741
0.625%, 1/15/24 TIPS		1,762,576	1,898,112
0.500%, 4/15/24 TIPS		2,647,150	2,852,924
0.125%, 10/15/24 TIPS		2,185,848	2,356,021
0.125%, 4/15/25 TIPS		2,212,525	2,388,533
0.375%, 7/15/25 TIPS		394,146	432,901
0.625%, 1/15/26 TIPS		1,865,691	2,072,502
0.125%, 7/15/26 TIPS		211,681	231,876
0.375%, 1/15/27 TIPS		1,337,703	1,481,109
0.375%, 7/15/27 TIPS (z)		5,207,504	5,809,169
0.500%, 1/15/28 TIPS		3,096,408	3,473,316
0.750%, 7/15/28 TIPS		3,308,698	3,798,763
0.875%, 1/15/29 TIPS		1,374,919	1,592,091
0.250%, 7/15/29 TIPS		2,604,830	2,899,300
0.125%, 1/15/30 TIPS		3,954,666	4,343,517
0.125%, 7/15/30 TIPS		3,072,691	3,391,879
0.125%, 1/15/31 TIPS (z)		2,718,582	2,993,829
U.S. Treasury Notes 1.750%, 12/31/24		330,000	343,457

Total U.S. Treasury Obligations			98,577,884

Total Long-Term Debt Securities (137.0%) (Cost $110,169,680)			123,494,123

SHORT-TERM INVESTMENTS:
U.S. Government Agency Securities (64.7%)
FNMA 0.07%, 9/22/21 (p)		15,000,000	14,997,438
FFCB 0.08%, 7/28/21 (o)(p)		2,138,000	2,137,861
0.08%, 7/30/21 (o)(p)		1,250,000	1,249,912
0.10%, 11/9/21 (o)(p)		11,000,000	10,996,048
FHLB 0.06%, 7/27/21 (o)(p)		29,000,000	28,998,590

Total U.S. Government Agency Securities			58,379,849

Total Short-Term Investments (64.7%) (Cost $58,383,873)			58,379,849

See Notes to Financial Statements.

1189

EQ ADVISORS TRUST

EQ/PIMCO REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Number of Contracts	Value (Note 1)
OPTIONS PURCHASED:
Call Options Purchased (0.2%)
Call Interest Rate Swaptions Purchased Payable (0.2%)
32 Years, November 2022 @0.19% v. 6 Month EURIBOR Exercise Price: EUR 0.19 Notional Amount: EUR 250,000 Counterparty: Morgan Stanley*	250,000	$37,546
32 Years, November 2022 @0.20% v. 6 Month EURIBOR Exercise Price: EUR 0.20 Notional Amount: EUR 700,000 Counterparty: Barclays Bank plc*	700,000	104,120

		141,666

Put Options Purchased (0.0%)
Put Interest Rate Swaptions Purchased Payable (0.0%)
5 Years, August 2021 @0.70% v. 3 Month LIBOR Exercise Price: USD 0.70 Notional Amount: USD 3,900,000 Counterparty: Morgan Stanley*	3,900,000	2,017

Total Options Purchased (0.2%) (Cost $84,525)		$143,683

Total Investments in Securities (201.9%) (Cost $168,638,078)		182,017,655
Other Assets Less Liabilities (-101.9%)		(91,845,845)

Net Assets (100%)		$90,171,810

*	Non-income producing.
§

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At June 30, 2021, the market value of these securities amounted to $3,759,680 or 4.2% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(e)	Step Bond - Coupon rate increases or decreases in increments to maturity. Rate disclosed is as of June 30, 2021. Maturity date disclosed is the ultimate maturity date.
(k)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of June 30, 2021.
(l)

Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of June 30, 2021.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At June 30, 2021, the market value of these securities amounted to $6,510,916 or 7.2% of net assets.

(o)	Discount Note Security. Effective rate calculated as of June 30, 2021.
(p)	Yield to maturity.
(y)

Securities are perpetual and, thus, do not have a predetermined maturity date. The coupon rate for these securities are fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of June 30, 2021.

(z)	All or a portion of the Security is held as a Sale-Buyback position. See Note 1

Glossary:

ARM	—	Adjustable Rate Mortgage
AUD	—	Australian Dollar
CAD	—	Canadian Dollar
CDX	—	Credit Default Swap In
CLO	—	Collateralized Loan Obligation
CNY	—	Chinese Renminbi
CPI	—	Consumer Price Index
EUR	—	European Currency Unit
EURIBOR	—	Euro Interbank Offered Rate
FFCB	—	Federal Farm Credit Bank
FHLB	—	Federal Home Loan Bank
FHLMC	—	Federal Home Loan Mortgage Corp.
FNMA	—	Federal National Mortgage Association
FRCPI	—	French Consumer Price Index
GBP	—	British Pound
GNMA	—	Government National Mortgage Association
HICPxT	—	Harmonised Index of Consumer Prices ex Tobacco
ICE	—	Intercontinental Exchange
IDR	—	Indonesian Rupiah
JPY	—	Japanese Yen
LIBOR	—	London Interbank Offered Rate
MXN	—	Mexican Peso
NZD	—	New Zealand Dollar
PEN	—	Peruvian Sol
STRIPS	—	Separate Trading of Registered Interest and Principal Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.
TBA	—	To Be Announced; Security is subject to delayed delivery
TIPS	—	Treasury Inflation Protected Security
UKRPI	—	United Kingdom Retail Price Index
UMBS	—	Uniform Mortgage-Backed Securities
USCPI	—	United States Consumer Price Index
USD	—	United States Dollar

See Notes to Financial Statements.

1190

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PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

Futures contracts outstanding as of June 30, 2021 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Euro-Bobl	13	9/2021	EUR	2,067,889	1,128
Euro-Bund	19	9/2021	EUR	3,888,774	24,717
U.S. Treasury 5 Year Note	71	9/2021	USD	8,763,508	(31,711)
U.S. Treasury 10 Year Note	49	9/2021	USD	6,492,500	37,448

					31,582

Short Contracts
Euro-BTP	(8)	9/2021	EUR	(1,436,275)	(10,344)
Euro-Buxl	(7)	9/2021	EUR	(1,686,943)	(30,152)
Euro-Schatz	(94)	9/2021	EUR	(12,499,180)	(189)
Japan 10 Year Bond	(1)	9/2021	JPY	(1,365,408)	(198)
U.S. Treasury 2 Year Note	(21)	9/2021	USD	(4,626,727)	7,356
U.S. Treasury 10 Year Ultra Note	(12)	9/2021	USD	(1,766,438)	(30,954)
U.S. Treasury Long Bond	(37)	9/2021	USD	(5,947,750)	(179,928)
U.S. Treasury Ultra Bond	(11)	9/2021	USD	(2,119,562)	(99,668)

					(344,077)

					(312,495)

Forward Foreign Currency Contracts outstanding as of June 30, 2021 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
USD	373,306	AUD	482,000	Bank of America	8/17/2021	11,752
USD	14,841	CAD	18,000	HSBC Bank plc	8/17/2021	320
USD	4,978,248	EUR	4,098,239	Bank of America	8/17/2021	114,072
USD	15,363	GBP	11,000	Bank of America	8/17/2021	145
USD	1,125,106	GBP	796,000	HSBC Bank plc	8/17/2021	23,871
USD	33,896	GBP	24,000	JPMorgan Chase Bank	8/17/2021	693
USD	46,926	JPY	5,100,000	Bank of America	8/17/2021	1,001
USD	1,205,709	JPY	131,004,939	HSBC Bank plc	8/17/2021	26,034
USD	377,576	JPY	41,100,000	JPMorgan Chase Bank	8/17/2021	7,479
USD	187,486	JPY	20,500,000	Morgan Stanley	8/17/2021	2,888
USD	732,031	NZD	1,015,000	HSBC Bank plc	8/17/2021	22,634
USD	97,809	MXN	1,979,000	Citibank NA	11/8/2021	233
USD	58,373	PEN	215,001	Citibank NA**	3/25/2022	2,501

Total unrealized appreciation						213,623

EUR	43,000	USD	52,765	JPMorgan Chase Bank	8/17/2021	(1,728)
GBP	68,000	USD	94,273	Barclays Bank plc	8/17/2021	(198)
CNY	1,474,000	USD	229,359	HSBC Bank plc**	9/15/2021	(2,465)
IDR	3,303,672,000	USD	229,215	Bank of America**	9/15/2021	(2,794)

Total unrealized depreciation						(7,185)

Net unrealized appreciation						206,438

**	Non-deliverable forward.

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

Written Call Options Contracts as of June 30, 2021 (Note 1):

Description	Counterparty	Number of Contracts	Notional Amount		Exercise Price			Expiration Date	Value ($)
3 Years, November 2022 @(0.526)% v.3 Month EURIBOR	Goldman Sachs Bank USA	6,000,000	EUR	(6,000,000)	EUR	(0.53)		11/17/2022	(2,817)
5 Years, August 2021 @0.55% v. 3 Month LIBOR	Morgan Stanley	7,800,000	USD	(7,800,000)	USD	0.55		8/24/2021	(813)
CDX North American Investment Grade 36-V1	Barclays Bank plc	100,000	USD	(100,000)	USD	0.00	#	8/18/2021	(69)

									(3,699)

Written Put Options Contracts as of June 30, 2021 (Note 1):

Description	Counterparty	Number of Contracts	Notional Amount		Exercise Price		Expiration Date	Value ($)
10 Years, September 2021 @2.300% v. 3 Month LIBOR	Morgan Stanley	1,900,000	USD	(1,900,000)	USD	2.30	9/29/2021	(1,018)
12 Years, November 2022 @0.00% v.6 Month EURIBOR	Barclays Bank plc	2,100,000	EUR	(2,100,000)	EUR	0.01	11/4/2022	(96,066)
12 Years, November 2032 @0.00% v.6 Month EURIBOR	Morgan Stanley	800,000	EUR	(800,000)	EUR	1.00	11/2/2022	(36,441)
CDX North American Investment Grade 36-V1	Bank of America	100,000	USD	(100,000)	USD	0.01	8/18/2021	(20)
CDX North American Investment Grade 36-V1	Barclays Bank plc	100,000	USD	(100,000)	USD	0.01	9/15/2021	(35)
CDX North American Investment Grade 36-V1	Citibank NA	100,000	USD	(100,000)	USD	0.01	8/18/2021	(16)
CDX North American Investment Grade 36-V1	Goldman Sachs Bank USA	100,000	USD	(100,000)	USD	0.01	8/18/2021	(16)
GNMA, 30 Year, Single Family 2.500%, 8/15/48	JPMorgan Chase Bank	100,000	USD	(100,000)	USD	1.02	8/12/2021	(158)
GNMA, 30 Year, Single Family 2.500%, 8/15/48	JPMorgan Chase Bank	100,000	USD	(100,000)	USD	1.02	8/12/2021	(166)
iTraxx Europe Main.35-V1	Bank of America	100,000	EUR	(100,000)	EUR	0.01	7/21/2021	(8)
iTraxx Europe Main.35-V1	Barclays Bank plc	600,000	EUR	(600,000)	EUR	0.01	8/18/2021	(164)
iTraxx Europe Main.35-V1	Barclays Bank plc	100,000	EUR	(100,000)	EUR	0.01	7/21/2021	(8)
iTraxx Europe Main.35-V1	Barclays Bank plc	600,000	EUR	(600,000)	EUR	0.01	8/18/2021	(138)
iTraxx Europe Main.35-V1	Barclays Bank plc	100,000	EUR	(100,000)	EUR	0.01	8/18/2021	(20)
iTraxx Europe Main.35-V1	Barclays Bank plc	100,000	EUR	(100,000)	EUR	0.01	8/18/2021	(18)
iTraxx Europe Main.35-V1	Barclays Bank plc	200,000	EUR	(200,000)	EUR	0.01	10/20/2021	(120)
iTraxx Europe Main.35-V1	Goldman Sachs Bank USA	100,000	EUR	(100,000)	EUR	0.01	7/21/2021	(8)

								(134,420)

Total Written Options Contracts (Premiums Received ($109,368))								(138,119)

#	Less than 0.005.

Centrally Cleared Inflation-linked swap contracts outstanding as of June 30, 2021(Note 1):

Floating Rate Index (1)	Fixed Rate	Pay/ Receive Floating Rate	Maturity Date	Notional Amount		Unrealized Appreciation (Depreciation) ($)	Value ($)
HICPXT at termination	0.33% at termination	Receive	7/15/2022	EUR	200,000	6,625	6,614
USCPI at termination	2.42% at termination	Receive	3/5/2026	USD	1,100,000	23,666	23,666
USCPI at termination	2.70% at termination	Receive	5/25/2026	USD	300,000	525	525
FRCPI at termination	1.52% at termination	Pay	10/15/2028	EUR	820,000	34,742	34,742
UKRPI at termination	3.85% at termination	Pay	9/15/2024	GBP	300,000	17,018	17,018
UKRPI at termination	3.85% at termination	Pay	9/15/2024	GBP	200,000	11,387	11,345
UKRPI at termination	3.33% at termination	Pay	1/15/2025	GBP	1,000,000	(15,017)	5,762
UKRPI at termination	3.33% at termination	Pay	1/15/2025	GBP	700,000	(8,142)	4,034

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

Floating Rate Index (1)	Fixed Rate	Pay/ Receive Floating Rate	Maturity Date	Notional Amount		Unrealized Appreciation (Depreciation) ($)	Value ($)
UKRPI at termination	3.33% at termination	Pay	1/15/2025	GBP	200,000	(2,362)	1,152
UKRPI at termination	3.58% at termination	Pay	11/15/2028	GBP	340,000	15,013	15,013
UKRPI at termination	3.59% at termination	Pay	11/15/2028	GBP	160,000	7,485	7,485
UKRPI at termination	3.60% at termination	Pay	11/15/2028	GBP	80,000	3,781	3,781

						94,721	131,137

FRCPI at termination	1.03% at termination	Receive	3/15/2024	EUR	100,000	(339)	(339)
FRCPI at termination	1.03% at termination	Receive	3/15/2024	EUR	100,000	(361)	(339)
FRCPI at termination	1.03% at termination	Receive	3/15/2024	EUR	700,000	(2,225)	(2,372)
FRCPI at termination	1.03% at termination	Receive	3/15/2024	EUR	900,000	(3,049)	(3,049)
USCPI at termination	2.77% at termination	Receive	5/13/2026	USD	400,000	(278)	(278)
USCPI at termination	2.81% at termination	Receive	5/14/2026	USD	1,000,000	(3,232)	(3,232)
HICPXT at termination	1.38% at termination	Pay	3/15/2031	EUR	100,000	(2,930)	(3,459)
HICPXT at termination	1.38% at termination	Pay	3/15/2031	EUR	100,000	(2,741)	(3,459)
HICPXT at termination	1.38% at termination	Pay	3/15/2031	EUR	100,000	(2,677)	(3,469)
HICPXT at termination	1.38% at termination	Pay	3/15/2031	EUR	200,000	(5,729)	(6,918)
UKRPI at termination	3.48% at termination	Pay	8/15/2030	GBP	800,000	(39,330)	(30,719)
UKRPI at termination	3.58% at termination	Pay	3/15/2036	GBP	100,000	(1,005)	(1,902)
UKRPI at termination	3.58% at termination	Pay	3/15/2036	GBP	100,000	(891)	(1,902)
UKRPI at termination	3.58% at termination	Pay	3/15/2036	GBP	100,000	(1,843)	(1,902)
USCPI at termination	1.34% at termination	Pay	7/1/2021	USD	700,000	(19,773)	(19,773)
USCPI at termination	1.35% at termination	Pay	7/2/2021	USD	200,000	(5,683)	(5,683)
USCPI at termination	1.42% at termination	Pay	7/9/2021	USD	100,000	(2,955)	(2,955)
USCPI at termination	1.69% at termination	Pay	8/7/2021	USD	200,000	(7,840)	(7,842)
USCPI at termination	1.69% at termination	Pay	8/7/2021	USD	200,000	(7,842)	(7,842)
USCPI at termination	1.83% at termination	Pay	8/14/2021	USD	500,000	(18,792)	(18,792)
USCPI at termination	1.84% at termination	Pay	8/14/2021	USD	300,000	(11,228)	(11,230)
USCPI at termination	1.86% at termination	Pay	8/26/2021	USD	100,000	(3,673)	(3,673)
USCPI at termination	1.86% at termination	Pay	8/26/2021	USD	200,000	(7,341)	(7,347)
USCPI at termination	2.16% at termination	Pay	1/19/2022	USD	100,000	(2,640)	(2,640)
USCPI at termination	2.17% at termination	Pay	1/19/2022	USD	500,000	(13,151)	(13,151)
USCPI at termination	2.18% at termination	Pay	1/19/2022	USD	200,000	(5,225)	(5,230)
USCPI at termination	2.20% at termination	Pay	1/21/2022	USD	300,000	(7,783)	(7,783)
USCPI at termination	2.17% at termination	Pay	2/1/2022	USD	500,000	(13,098)	(13,098)
USCPI at termination	2.16% at termination	Pay	2/4/2022	USD	250,000	(6,545)	(6,552)
USCPI at termination	2.16% at termination	Pay	2/4/2022	USD	550,000	(14,415)	(14,415)
USCPI at termination	2.20% at termination	Pay	2/5/2022	USD	700,000	(18,005)	(18,005)
USCPI at termination	1.76% at termination	Pay	11/4/2029	USD	100,000	(8,186)	(8,164)
USCPI at termination	1.76% at termination	Pay	11/4/2029	USD	200,000	(15,738)	(16,329)
USCPI at termination	1.76% at termination	Pay	11/4/2029	USD	600,000	(48,986)	(48,986)
USCPI at termination	1.88% at termination	Pay	11/20/2029	USD	100,000	(6,888)	(6,888)
USCPI at termination	1.88% at termination	Pay	11/20/2029	USD	200,000	(13,995)	(13,775)

						(326,412)	(323,492)

Total Centrally Cleared Inflation-linked swap contracts outstanding . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .. . . .						(231,691)	(192,355)

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

Centrally Cleared Interest rate swap contracts outstanding as of June 30, 2021 (Note 1):

Floating Rate Index (1)	Fixed Rate	Pay/ Receive Floating Rate	Maturity Date	Notional Amount		Upfront (Payments) Receipts ($)	Unrealized Appreciation (Depreciation) ($)	Value ($)
3 Month EURIBOR Quarterly	(0.53) at termination	Pay	11/21/2023	EUR	3,000,000	—	(4,336)	(4,336)

Total Centrally Cleared Interest rate swap contracts outstanding . . . . . . . . . . . . . . . . . . . . . . .						—	(4,336)	(4,336)

(1)	Value of floating rate index at June 30, 2021 was as follows:

Floating Rate Index	Value
FRCPI EUR	1.06%
HICPxT EUR	1.07%
UKRPI GBP	3.04%
USCPI USD	2.72%
3 Month LIBOR USD	0.15%
3 Month EURIBOR EUR	(0.54)%

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2021:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Asset-Backed Securities	$—	$3,164,308	$—	$3,164,308
Centrally Cleared Inflation-linked Swaps	—	120,242	—	120,242
Collateralized Mortgage Obligations	—	3,276,532	—	3,276,532
Commercial Mortgage-Backed Securities	—	123,826	—	123,826
Corporate Bonds
Communication Services	—	10,353	—	10,353
Consumer Discretionary	—	200,196	—	200,196
Energy	—	112,039	—	112,039
Financials	—	1,055,855	—	1,055,855
Health Care	—	60,576	—	60,576
Industrials	—	20,103	—	20,103
Information Technology	—	11,104	—	11,104
Foreign Government Securities	—	8,451,981	—	8,451,981
Forward Currency Contracts	—	213,623	—	213,623
Futures	70,649	—	—	70,649
Mortgage-Backed Securities	—	3,351,195	—	3,351,195
Options Purchased
Call Options Purchased	—	141,666	—	141,666
Put Options Purchased	—	2,017	—	2,017
Short-Term Investments
U.S. Government Agency Securities	—	58,379,849	—	58,379,849
U.S. Government Agency Securities	—	5,078,171	—	5,078,171
U.S. Treasury Obligations	—	98,577,884	—	98,577,884

Total Assets	$70,649	$182,351,520	$—	$182,422,169

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total

Liabilities:
Centrally Cleared Inflation-linked Swaps	$—	$(351,933)	$—	$(351,933)
Centrally Cleared Interest Rate Swaps	—	(4,336)	—	(4,336)
Forward Currency Contracts	—	(7,185)	—	(7,185)
Futures	(383,144)	—	—	(383,144)
Options Written
Call Options Written	—	(3,699)	—	(3,699)
Put Options Written	—	(134,420)	—	(134,420)

Total Liabilities	$(383,144)	$(501,573)	$—	$(884,717)

Total	$(312,495)	$181,849,947	$—	$181,537,452

Fair Values of Derivative Instruments as of June 30, 2021:

	Statement of Assets and Liabilities
Derivatives Contracts^	Asset Derivatives	Fair Value
Interest rate contracts	Receivables, Net assets – Unrealized appreciation	$334,574 *
Foreign exchange contracts	Receivables	213,623

Total		$548,197

	Liability Derivatives
Interest rate contracts	Payables, Net assets – Unrealized depreciation	$(876,892)*
Foreign exchange contracts	Payables	(7,185)
Credit contracts	Payables	(640)

Total		$(884,717)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2021:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Options	Futures	Forward Foreign Currency Contracts	Swaps	Total
Interest rate contracts	$12,283	$847,166	$—	$(34,532)	$824,917
Foreign exchange contracts	(17,755)	—	(285,377)	—	(303,132)
Credit contracts	9,251	—	—	(24,148)	(14,897)

Total	$3,779	$847,166	$(285,377)	$(58,680)	$506,888

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Options	Futures	Forward Foreign Currency Contracts	Swaps	Total
Interest rate contracts	$17,770	$(367,427)	$—	$(311,908)	$(661,565)
Foreign exchange contracts	17,567	—	471,995	—	489,562
Credit contracts	854	—	—	25,317	26,171

Total	$36,191	$(367,427)	$471,995	$(286,591)	$(145,832)

^ This Portfolio held forward foreign currency contracts, futures contracts, option contracts and swaps contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

The Portfolio held forward foreign currency contracts with an average settlement value of approximately $9,154,000, futures contracts with an average notional balance of approximately $50,516,000, option contracts with an average notional balance of approximately $284,000 and swaps contracts with an average notional balance of approximately $22,957,000, during the six months ended June 30, 2021.

The following table presents the Portfolio’s gross derivative assets and liabilities by counterparty net of amounts available for offset under netting arrangements and any related collateral received or pledged by the Portfolio as of June 30, 2021:

Counterparty	Gross Amount of Derivative Assets Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Received	Net Amount Due from Counterparty
Bank of America	$126,970	$(2,822)	$(100,000)	$24,148
Barclays Bank plc	104,120	(96,836)	—	7,284
Citibank NA	2,734	(16)	—	2,718
HSBC Bank plc	72,859	(2,465)	—	70,394
JPMorgan Chase Bank	8,172	(2,052)	—	6,120
Morgan Stanley	42,451	(38,272)	—	4,179

Total	$357,306	$(142,463)	$(100,000)	$114,843

Counterparty	Gross Amount of Derivative Liabilities Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Pledged	Net Amount Due to Counterparty
Bank of America	$2,822	$(2,822)	$—	$—
Barclays Bank plc	96,836	(96,836)	—	—
Citibank NA	16	(16)	—	—
Goldman Sachs Bank USA	2,841	—	—	2,841
HSBC Bank plc	2,465	(2,465)	—	—
JPMorgan Chase Bank	2,052	(2,052)	—	—
Morgan Stanley	38,272	(38,272)	—	—

Total	$145,304	$(142,463)	$—	$2,841

(a)	For financial reporting purposes the Portfolio does not offset derivative assets and derivative liabilities subject to master netting arrangements in the Statement of Assets and Liabilities.

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

Sale-Buyback Transactions:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (1)	Payable for Sale-Buyback Transactions (2)
BofA Securities, Inc.	0.02%	6/21/2021	7/6/2021	$(2,956,072)	$(2,955,949)
BofA Securities, Inc.	0.05	6/24/2021	7/1/2021	(926,250)	(925,938)
Morgan Stanley & Co. LLC	0.08	6/17/2021	7/19/2021	(1,203,453)	(1,203,164)
Morgan Stanley & Co. LLC	0.08	6/17/2021	7/19/2021	(8,590,370)	(8,586,433)
Morgan Stanley & Co. LLC	0.08	6/17/2021	7/19/2021	(12,394,094)	(12,393,623)

					$(26,065,107)

(1)	The average amount of borrowings while outstanding for 181 days during the six months ended June 30, 2021, was approximately $32,442,000 at a weighted average interest rate of 0.08%.
(2)	Payable for sale-buyback transactions includes $(5,132) of deferred price drop on sale-buyback transactions.

	June 30, 2021
	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Up to 30 Days	30 - 90 Days	Greater than 90 Days	Total
Sale-Buyback
U.S. Treasury Bonds	$—	$925,938	$—	$—	$925,938
U.S. Treasury Notes	—	25,139,169	—	—	25,139,169

Total Borrowings	$—	$26,065,107	$—	$—	$26,065,107

Gross amount of recognized liabilities for sale-buybacks					$26,065,107

The following is a summary by counterparty of sale-buyback transactions and collateral (received)/pledged as of June 30, 2021:

Counterparty	Payable for Sale-Buyback Transactions	Collateral Pledged (Sale-buyback positions)	Cash Collateral (Received)/ Pledged	Net Exposure (3)
BofA Securities, Inc.	$(3,881,887)	$3,928,261	$—	$46,374
Morgan Stanley & Co. LLC	(22,183,220)	22,258,435	—	75,215

	$(26,065,107)	$26,186,696	$—	$121,589

(3)	Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default.

Investment security transactions for the six months ended June 30, 2021 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$74,980,159
Long-term U.S. government debt securities	11,313,900

$86,294,059

Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$89,308,666
Long-term U.S. government debt securities	24,320,642

$113,629,308

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

As of June 30, 2021, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$14,234,583
Aggregate gross unrealized depreciation	(999,815)

Net unrealized appreciation	$13,234,768

Federal income tax cost of investments in securities and derivative instruments, if applicable	$168,342,020

See Notes to Financial Statements.

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STATEMENT OF ASSETS AND LIABILITIES

June 30, 2021 (Unaudited)

ASSETS
Investments in Securities, at value (Cost $168,638,078)	$182,017,655
Cash	228,710
Foreign cash (Cost $73,760)	73,746
Cash held as collateral at broker for futures	263,000
Dividends, interest and other receivables	218,372
Unrealized appreciation on forward foreign currency contracts	213,623
Variation Margin on Centrally Cleared Swaps	206,742
Receivable for Portfolio shares sold	98,017
Receivable for securities sold	62,841
Due from broker for futures variation margin	2,345
Other assets	1,063

Total assets	183,386,114

LIABILITIES
Payable for securities purchased	63,525,987
Payable for sale-buyback financing transactions	26,065,107
Payable for forward settling transactions	3,187,148
Options written, at value (Premiums received $109,368)	138,119
Payable for return of cash collateral on forward foreign currency contracts	100,000
Payable for Portfolio shares redeemed	66,032
Distribution fees payable – Class IB	18,480
Investment management fees payable	14,558
Unrealized depreciation on forward foreign currency contracts	7,185
Administrative fees payable	6,791
Accrued expenses	84,897

Total liabilities	93,214,304

NET ASSETS	$90,171,810

Net assets were comprised of:
Paid in capital	$79,897,171
Total distributable earnings (loss)	10,274,639

Net assets	$90,171,810

Class IB
Net asset value, offering and redemption price per share, $90,171,810 / 6,744,334 shares outstanding (unlimited amount authorized: $0.01 par value)	$13.37

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2021 (Unaudited)

INVESTMENT INCOME
Interest	$1,602,620
Dividends	37

Total income	1,602,657

EXPENSES
Investment management fees	222,401
Distribution fees – Class IB	111,200
Administrative fees	41,142
Professional fees	40,738
Custodian fees	32,619
Printing and mailing expenses	12,051
Interest expense	11,821
Trustees’ fees	1,165
Miscellaneous	11,456

Gross expenses	484,593
Less: Waiver from investment manager	(139,216)

Net expenses	345,377

NET INVESTMENT INCOME (LOSS)	1,257,280

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	379,329
Futures contracts	847,166
Forward foreign currency contracts	(285,377)
Foreign currency transactions	47,030
Swaps	(58,680)
Options written	24,115

Net realized gain (loss)	953,583

Change in unrealized appreciation (depreciation) on:
Investments in securities	(475,764)
Futures contracts	(367,427)
Forward foreign currency contracts	471,995
Foreign currency translations	7,091
Options written	(42,865)
Swaps	(286,591)

Net change in unrealized appreciation (depreciation)	(693,561)

NET REALIZED AND UNREALIZED GAIN (LOSS)	260,022

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,517,302

See Notes to Financial Statements.

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STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31, 2020
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$1,257,280	$655,881
Net realized gain (loss)	953,583	744,418
Net change in unrealized appreciation (depreciation)	(693,561)	7,697,186

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	1,517,302	9,097,485

Distributions to shareholders:
Class IB	—	(4,563,257)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 794,845 and 2,361,014 shares, respectively ]	10,424,386	30,320,279
Capital shares issued in reinvestment of dividends and distributions [ 0 and 350,432 shares, respectively ]	—	4,563,257
Capital shares repurchased [ (988,844) and (2,231,912) shares, respectively ]	(12,960,117)	(28,550,226)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(2,535,731)	6,333,310

TOTAL INCREASE (DECREASE) IN NET ASSETS	(1,018,429)	10,867,538
NET ASSETS:
Beginning of period	91,190,239	80,322,701

End of period	$90,171,810	$91,190,239

See Notes to Financial Statements.

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STATEMENT OF CASH FLOWS

For the Six Months Ended June 30, 2021 (Unaudited)

INCREASE (DECREASE) IN CASH
Cash flows provided (used) by operating activities:
Net increase/(decrease) in net assets from operations	$1,517,302
Adjustments to reconcile net increase/decrease in net assets from operations to net cash provided (used) by operating activities:
Purchase of investments in securities	(321,558,087)
Proceeds from disposition of investment securities	339,360,725
Decrease in receivable for forward settling transactions	12,257,872
Decrease in payable for forward settling transactions	(20,553,883)
Change in unrealized (appreciation) depreciation on investments in securities	475,764
Change in unrealized (appreciation) depreciation on options written	42,865
Change in unrealized (appreciation) depreciation on forward foreign currency contracts	(471,995)
Net realized (gain) loss on investments in securities	(379,329)
Net amortization (accretion) of income	(1,029,074)
Increase in payable for return of cash collateral on forward foreign currency contracts	100,000
Increase in premiums received on options written	23,780
Decrease in due from broker for futures variation margin	21,139
Increase in investment management fees payable	4,054
Decrease in dividends, interest and other receivables	2,471
Decrease in administrative fees payable	(522)
Increase in other assets	(623)
Decrease in distribution fees payable – Class IB	(881)
Decrease in accrued expenses	(9,013)
Increase receivable for variation margin on centrally cleared swaps	(150,525)

9,652,040

Cash flows provided (used) by financing activities:
Proceeds from shares sold	10,361,621
Payment for shares repurchased	(13,493,074)
Proceeds from sale-buyback transactions	750,484,648
Payments on sale-buyback transactions	(750,428,833)
Decrease in payable for sale-buyback financing transactions	(6,672,336)

Net cash provided (used) by financing activities	(9,747,974)

Net increase/(decrease) in cash	(95,934)

Cash, foreign currency and restricted cash:
Beginning of the period	661,390

End of the period	$565,456

Supplemental disclosure of cash flow information:

For the six months ended June 30, 2021, the Portfolio paid $11,821 in interest expense.

Reconciliation of cash and restricted cash to the Statement of Assets and Liabilities:

	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31, 2020
Cash	$228,710	$13,986
Foreign currency, at value	73,746	132,404
Cash held as collateral at broker for future	263,000	293,000
Cash held as collateral at broker for centrally cleared swaps	—	222,000

Total cash, foreign cash and restricted cash shown in the statement of cash flows	$565,456	$661,390

See Notes to Financial Statements.

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FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31,				October 22, 2018* to December 31, 2018
Class IB			2020		2019
Net asset value, beginning of period	$13.14		$12.44		$11.83		$11.87

Income (loss) from investment operations:
Net investment income (loss) (e)	0.18		0.10		0.13		0.03
Net realized and unrealized gain (loss)	0.05		1.29		0.87		—	#

Total from investment operations	0.23		1.39		1.00		0.03

Less distributions:
Dividends from net investment income	—		(0.17)		(0.25)		(0.05)
Distributions from net realized gains	—		(0.52)		(0.14)		(0.02)

Total dividends and distributions	—		(0.69)		(0.39)		(0.07)

Net asset value, end of period	$13.37		$13.14		$12.44		$11.83

Total return (b)	1.75%		11.28%		8.42%		0.30%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$90,172		$91,190		$80,323		$86,212
Ratio of expenses to average net assets:
After waivers (a)(f)	0.78	%**(j)	0.84	%**(m)	1.45	%**(n)	1.38	%**(o)
Before waivers (a)(f)	1.09	%**	1.19	%**	1.81	%**	1.68	%**
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	2.83%		0.77%		1.09%		1.47	%(l)
Before waivers (a)(f)	2.51%		0.42%		0.72%		1.17	%(l)
Portfolio turnover rate^	72	%(z)	195%		224%		25	%(z)
*	Commencement of Operations.
**	Includes Interest Expense of 0.03%, 0.09%, Interest and Tax Expense of 0.70% and Interest Expense of 0.63% for periods ended June 30, 2021 and December 31,2020, 2019 and 2018, respectively
#	Per share amount is less than $0.005.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized. Certain non-recurring expenses incurred by the Portfolio are not annualized for periods less than one year.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers would be 0.75% for Class IB.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(m)	Including direct and indirect expenses, the net expense ratio after waivers would be 0.84% for Class IB.
(n)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.45% for Class IB.
(o)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.38% for Class IB.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

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Sector Weightings as of June 30, 2021	% of Net Assets
U.S. Treasury Obligations	32.5%
Mortgage-Backed Securities	16.7
Financials	12.4
Asset-Backed Securities	10.2
Foreign Government Securities	6.3
Collateralized Mortgage Obligations	6.1
Real Estate	4.8
Commercial Mortgage-Backed Securities	3.8
Utilities	3.7
Consumer Discretionary	3.4
Information Technology	2.9
U.S. Government Agency Securities	2.5
Communication Services	2.2
Industrials	2.0
Energy	1.7
Health Care	1.5
Consumer Staples	0.8
Municipal Bonds	0.5
Repurchase Agreements	0.4
Investment Companies	0.3
Cash and Other	(14.7)

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2021 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/21	Ending Account Value 6/30/21	Expenses Paid During Period* 1/1/21 - 6/30/21
Class IB
Actual	$1,000.00	$987.60	$3.70
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.08	3.76

* Expenses are equal to the Portfolio’s Class IB shares annualized expense ratio of 0.75%, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

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PORTFOLIO OF INVESTMENTS

June 30, 2021 (Unaudited)

	Principal Amount		Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed Securities (10.2%)
Accredited Mortgage Loan Trust,
Series 2006-2 A4 0.352%, 9/25/36 (l)		$163,568	$160,402
American Airlines Pass-Through Trust,
Series 2013-1 A 4.000%, 7/15/25		315,822	306,348
Series 2016-3 A 3.250%, 10/15/28		159,464	153,085
Series 2016-3 AA 3.000%, 10/15/28		238,989	241,379
Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-Through Certificates,
Series 2005-R9 M1 0.797%, 11/25/35 (l)		273,773	270,458
Anchorage Capital CLO 6 Ltd.,
Series 2015-6A ARR 1.234%, 7/15/30 (l)§		1,000,000	1,000,040
Anchorage Capital CLO Ltd.,
Series 2020-16A A 1.588%, 10/20/31 (l)§		1,000,000	1,000,865
Argent Securities Trust,
Series 2006-M1 A2C 0.392%, 7/25/36 (l)		709,743	300,441
Series 2006-W2 A2B 0.471%, 3/25/36 (l)		239,228	163,597
Assurant CLO Ltd.,
Series 2018-3A AR 1.187%, 10/20/31 (l)§		900,000	900,000
Atrium XII,
Series 12A AR 1.014%, 4/22/27 (l)§		633,958	633,575
Bear Stearns Asset-Backed Securities I Trust,
Series 2006-HE7 2A2 0.412%, 8/25/36 (l)		25,497	24,706
Series 2006-HE9 1A2 0.241%, 11/25/36 (l)		241,146	228,660
Bear Stearns Asset-Backed Securities Trust,
Series 2005-HE2 M2 1.217%, 2/25/35 (l)		172,601	172,190
BlueMountain Fuji Eur CLO V DAC,
Series 5A A 0.910%, 1/15/33 (l)§	EUR	700,000	830,031
Cathedral Lake CLO Ltd.,
Series 2015-2A A1RR 1.034%, 7/16/29 (l)§		$800,000	800,015
CBAM Ltd.,
Series 2018-5A A 1.210%, 4/17/31 (l)§		1,000,000	1,000,061
Series 2018-8A A1 1.308%, 10/20/29 (l)§		1,000,000	1,000,031
C-BASS TRUST,
Series 2006-CB9 A1 0.151%, 11/25/36 (l)		13,456	7,812
Chesapeake Funding II LLC,
Series 2018-2A A1 3.230%, 8/15/30§		177,283	178,373
Citigroup Mortgage Loan Trust,
Series 2006-WF2 A1 7.250%, 5/25/36 (e)		137,709	94,367
CLNC Ltd.,
Series 2019-FL1 A 1.374%, 8/20/35 (l)§		700,000	700,358
Countrywide Asset-Backed Certificates,
Series 2004-2 M1 0.842%, 5/25/34 (l)		35,980	35,253
Series 2006-2 M1 0.691%, 6/25/36 (l)		237,854	234,130
Series 2006-21 2A4 0.322%, 5/25/37 (l)		300,000	276,359
Series 2006-24 1A 0.232%, 6/25/47 (l)		910,201	847,925
CVC Cordatus Loan Fund VII DAC,
Series 7A ARR 0.630%, 9/15/31 (l)§	EUR	700,000	825,418
CWABS Asset-Backed Certificates Trust,
Series 2007-12 2A3 0.892%, 8/25/47 (l)		$23,331	22,816
EMC Mortgage Loan Trust,
Series 2001-A A 0.832%, 5/25/40 (l)§		3,435	3,326
Evergreen Credit Card Trust,
Series 2019-2 A 1.900%, 9/16/24§		900,000	918,452
Fremont Home Loan Trust,
Series 2005-D M1 0.707%, 11/25/35 (l)		300,000	283,593
Series 2006-E 2A1 0.151%, 1/25/37 (l)		2,461	1,355
Galaxy XV CLO Ltd.,
Series 2013-15A ARR 1.058%, 10/15/30 (l)§		900,000	900,007
GSAA Trust,
Series 2006-7 AF2 5.995%, 3/25/46 (l)		292,039	164,340
GSAMP Trust,
Series 2006-NC2 A2B 0.272%, 6/25/36 (l)		144,481	97,826
GSPA Monetization Trust,
6.422%, 10/9/29§		281,148	304,629
Home Equity Loan Trust,
Series 2007-FRE1 2AV3 0.322%, 4/25/37 (l)		560,789	540,597
JetBlue Pass-Through Trust,
Series 2020-1 A 4.000%, 11/15/32		870,553	955,432
JP Morgan Mortgage Acquisition Corp.,
Series 2005-FRE1 M1 0.707%, 10/25/35 (l)		251,302	247,650
Series 2006-FRE1 M1 0.677%, 5/25/35 (l)		164,077	162,180
JP Morgan Mortgage Acquisition Trust,
Series 2007-CH3 A5 0.352%, 3/25/37 (l)		78,103	76,928
LCM XV LP,
Series 15A AR2 1.188%, 7/20/30 (l)§		800,000	800,021
Lehman XS Trust,
Series 2006-8 2A1 0.452%, 6/25/36 (l)		40,040	38,952

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Principal Amount	Value (Note 1)
LoanCore Issuer Ltd.,
Series 2018-CRE1 A 1.203%, 5/15/28 (l)§	$242,316	$242,316
LP Credit Card ABS Master Trust,
Series 2018-1 A 1.661%, 8/20/24 (l)§	524,004	523,457
Marble Point CLO X Ltd.,
Series 2017-1A AR 1.224%, 10/15/30 (l)§	800,000	800,012
MASTR Asset-Backed Securities Trust,
Series 2006-FRE1 A4 0.672%, 12/25/35 (l)	84,995	83,548
Series 2006-FRE2 A5 0.572%, 3/25/36 (l)	194,082	155,202
MF1 Ltd.,
Series 2020-FL4 A 1.824%, 11/15/35 (l)§	800,000	806,498
Morgan Stanley ABS Capital I, Inc. Trust,
Series 2006-HE5 A2D 0.341%, 8/25/36 (l)	516,432	319,504
Series 2006-WMC2 A2C 0.392%, 7/25/36 (l)	266,777	132,828
Newcastle Mortgage Securities Trust,
Series 2006-1 M5 0.812%, 3/25/36 (l)	900,000	843,882
NovaStar Mortgage Funding Trust,
Series 2006-5 A2D 0.331%, 11/25/36 (l)	116,673	51,641
OCP CLO Ltd.,
Series 2015-9A A1R 0.984%, 7/15/27 (l)§	77,692	77,694
OHA Credit Funding 3 Ltd.,
Series 2019-3A A1 1.508%, 7/20/32 (l)§	1,000,000	1,000,000
OneMain Direct Auto Receivables Trust,
Series 2018-1A A 3.430%, 12/16/24§	190,803	191,648
Option One Mortgage Loan Trust,
Series 2007-5 1A1 0.312%, 5/25/37 (l)	420,541	314,165
Series 2007-CP1 1A1 0.232%, 3/25/37 (l)	215,543	198,992
Option One Mortgage Loan Trust Asset-Backed Certificates,
Series 2005-4 M2 0.781%, 11/25/35 (l)	598,920	589,374
OZLM XVI Ltd.,
Series 2017-16A A1R 1.186%, 5/16/30 (l)§	800,000	799,998
Palmer Square CLO Ltd.,
Series 2018-3A A1 1.006%, 8/15/26 (l)§	124,887	124,827
RAAC Trust,
Series 2006-SP2 M1 0.602%, 2/25/36 (l)	34,357	34,078
RAMP Trust,
Series 2005-RS4 M5 0.772%, 4/25/35 (l)	300,000	298,385
RASC Trust,
Series 2005-EMX5 A3 0.752%, 12/25/35 (l)	138,435	118,810
Series 2006-EMX2 M1 0.691%, 2/25/36 (l)	229,638	223,844
Series 2006-KS7 A4 0.331%, 9/25/36 (l)	143,595	142,560
Series 2007-KS3 AI3 0.341%, 4/25/37 (l)	33,462	33,043
Renaissance Home Equity Loan Trust,
Series 2006-4 AF2 5.285%, 1/25/37 (e)	549,029	256,373
Securitized Asset-Backed Receivables LLC Trust,
Series 2007-BR5 A2A 0.222%, 5/25/37 (l)	44,112	37,717
SG Mortgage Securities Trust,
Series 2006-FRE1 A2C 0.632%, 2/25/36 (l)	73,458	48,321
SLM Student Loan Trust,
Series 2003-10A A3 0.589%, 12/15/27 (l)§	118,936	118,597
Series 2003-11 A6 0.669%, 12/15/25 (l)§	232,013	231,890
Sound Point CLO XII Ltd.,
Series 2016-2A AR2 1.238%, 10/20/28 (l)§	937,639	937,641
Sound Point CLO XV Ltd.,
Series 2017-1A ARR 1.073%, 1/23/29 (l)§	800,000	800,024
Sound Point CLO XVI Ltd.,
Series 2017-2A AR 1.156%, 7/25/30 (l)§	800,000	799,566
Soundview Home Loan Trust,
Series 2007-OPT5 1A1 0.992%, 10/25/37 (l)	690,523	613,169
Series 2007-WMC1 3A1 0.201%, 2/25/37 (l)	79,886	26,982
Specialty Underwriting & Residential Finance Trust,
Series 2006-BC5 A2D 0.241%, 11/25/37 (l)	625,100	443,141
Structured Asset Securities Corp. Mortgage Loan Trust,
Series 2007-GEL2 A3 0.542%, 5/25/37 (l)§	256,980	251,439
STWD Ltd.,
Series 2021-FL2 A 1.283%, 4/18/38 (l)§	800,000	801,001
Telos CLO Ltd.,
Series 2014-6A A1R 1.460%, 1/17/27 (l)§	44,134	44,134
TRTX Issuer Ltd.,
Series 2019-FL3 A 1.274%, 10/15/34 (l)§	900,000	900,001
United Airlines Pass-Through Trust,
Series 2016-2 AA 2.875%, 10/7/28	651,987	668,286
Series 2020-1 A 5.875%, 10/15/27	951,650	1,058,235
Venture XX CLO Ltd.,
Series 2015-20A AR 1.004%, 4/15/27 (l)§	153,662	153,666
WaMu Asset-Backed Certificates Trust,
Series 2007-HE2 2A3 0.341%, 4/25/37 (l)	232,455	114,452

Total Asset-Backed Securities		34,314,924

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Principal Amount		Value (Note 1)
Collateralized Mortgage Obligations (6.1%)
Alba plc,
Series 2007-1 A3 0.252%, 3/17/39 (l)(m)	GBP	373,898	$499,580
Alternative Loan Trust,
Series 2005-32T1 A3 1.091%, 8/25/35 (l)		$114,395	63,765
Series 2006-45T1 1A16 6.000%, 2/25/37		259,617	178,517
Series 2006-OA11 A1B 0.471%, 9/25/46 (l)		397,586	384,468
Series 2006-OA12 A1B 0.283%, 9/20/46 (l)		148,715	134,602
Series 2006-OA3 1A1 0.492%, 5/25/36 (l)		35,778	31,744
American Home Mortgage Investment Trust,
Series 2004-4 4A 2.171%, 2/25/45 (l)		4,433	4,471
Series 2006-2 3A2 6.700%, 6/25/36 (e)		487,179	125,862
Banc of America Funding Trust,
Series 2005-D A1 2.852%, 5/25/35 (l)		8,791	8,898
Series 2007-2 1A2 6.000%, 3/25/37		81,595	73,866
Banc of America Mortgage Trust,
Series 2003-D 2A4 3.171%, 5/25/33 (l)		6,898	7,171
BCAP LLC Trust,
Series 2007-AA2 12A1 0.511%, 5/25/47 (l)		86,236	82,836
Series 2011-RR5 12A1 4.826%, 3/26/37 (e)§		25,813	26,007
Bear Stearns ALT-A Trust,
Series 2005-4 23A1 2.624%, 5/25/35 (l)		28,220	28,874
Series 2005-7 22A1 3.008%, 9/25/35 (l)		24,081	18,738
Series 2006-3 35A1 3.122%, 5/25/36 (l)		66,491	44,957
Bear Stearns ARM Trust,
Series 2002-11 1A1 2.509%, 2/25/33 (l)		146	151
Series 2002-11 1A2 2.828%, 2/25/33 (l)		333	309
Series 2003-1 6A1 2.500%, 4/25/33 (l)		969	1,028
Series 2003-8 2A1 2.302%, 1/25/34 (l)		6,809	6,921
Series 2004-1 12A5 2.800%, 4/25/34 (l)		12,247	12,153
Series 2004-10 22A1 4.340%, 1/25/35 (l)		5,693	5,907
Series 2004-10 23A1 2.944%, 1/25/35 (l)		1,774	1,801
Series 2004-3 1A1 3.128%, 7/25/34 (l)		10,967	10,574
Series 2004-8 2A1 3.111%, 11/25/34 (l)		32,123	32,204
Bear Stearns Structured Products, Inc. Trust,
Series 2007-R6 1A1 3.227%, 1/26/36 (l)		40,065	33,948
Series 2007-R6 2A1 2.986%, 12/26/46 (l)		33,799	29,379
Chase Mortgage Finance Trust,
Series 2005-A2 3A5 2.794%, 1/25/36 (l)		48,981	44,948
CHL Mortgage Pass-Through Trust,
Series 2004-22 A3 2.796%, 11/25/34 (l)		22,480	22,724
Series 2004-HYB9 1A1 2.664%, 2/20/35 (l)		9,464	9,581
Series 2005-HYB9 3A2A 2.195%, 2/20/36 (l)		4,993	4,414
Citigroup Mortgage Loan Trust,
Series 2005-11 A2A 2.530%, 10/25/35 (l)		3,017	3,051
Series 2009-7 5A2 5.500%, 12/25/35§		69,195	50,520
Citigroup Mortgage Loan Trust, Inc.,
Series 2005-2 1A4 2.579%, 5/25/35 (l)		10,220	10,549
Series 2005-6 A2 2.210%, 9/25/35 (l)		104,625	109,141
Credit Suisse First Boston Mortgage Securities Corp.,
Series 2002-AR21 2A1 4.952%, 6/25/32 (l)		500	519
Deutsche Alt-A Securities Mortgage Loan Trust,
Series 2007-AR2 A1 0.241%, 3/25/37 (l)		136,638	136,658
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust,
Series 2005-1 1A1 0.592%, 2/25/35 (l)		5,221	5,112
Eurosail-UK plc,
Series 2007-1X A3C 0.244%, 3/13/45 (l)(m)	GBP	109,456	149,900
Series 2007-2X A3C 0.234%, 3/13/45 (l)(m)		31,787	43,405
FHLMC,
Series 1529 Z 7.000%, 6/15/23		$1,522	1,591
Series 2248 FB 0.573%, 9/15/30 (l)		129	130
Series 2266 F 0.523%, 11/15/30 (l)		39	39
Series 3360 FC 0.793%, 5/15/37 (l)		6,034	6,157
Series 4989 FA 0.460%, 8/15/40 (l)		377,645	379,219
Series 4989 FB 0.460%, 10/15/40 (l)		301,396	302,652
FHLMC Structured Pass-Through Certificates,
Series T-63 1A1 1.328%, 2/25/45 (l)		4,470	4,506
First Horizon Alternative Mortgage Securities Trust,
Series 2005-AA6 3A1 2.749%, 8/25/35 (l)		62,175	57,777
First Horizon Mortgage Pass-Through Trust,
Series 2005-AR4 2A1 2.941%, 10/25/35 (l)		44,584	44,841
FNMA,
Series 1993-45 Z 7.000%, 4/25/23		1,135	1,182

See Notes to Financial Statements.

1206

EQ ADVISORS TRUST

EQ/PIMCO TOTAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Principal Amount		Value (Note 1)
Series 2003-25 KP 5.000%, 4/25/33		$11,959	$13,422
Series 2004-W2 5AF 0.442%, 3/25/44 (l)		12,476	12,520
Series 2005-79 NF 0.502%, 9/25/35 (l)		7,607	7,676
Series 2006-118 A1 0.151%, 12/25/36 (l)		4,717	4,691
Series 2006-5 3A2 2.100%, 5/25/35 (l)		3,919	4,014
Series 2007-42 AF 0.341%, 5/25/37 (l)		933	937
Series 2007-73 A1 0.151%, 7/25/37 (l)		12,270	12,052
Series 2015-58 AI 1.896%, 8/25/55IO IO (l)		317,233	16,178
GNMA,
Series 2015-H18 FB 0.707%, 7/20/65 (l)		499,215	504,127
Series 2015-H19 FK 0.707%, 8/20/65 (l)		358,739	362,287
Series 2016-H02 FH 1.107%, 1/20/66 (l)		129,936	133,039
Series 2016-H06 FJ 0.757%, 7/20/63 (l)		4,760	4,763
Series 2016-H14 FA 0.907%, 6/20/66 (l)		209,786	213,413
Series 2016-H17 FC 0.937%, 8/20/66 (l)		554,687	565,111
Series 2016-H17 FM 0.557%, 8/20/66 (l)		4,566	4,574
Series 2016-H20 PT 3.032%, 9/20/66 (l)		634,240	674,283
Series 2016-H22 FA 0.877%, 10/20/66 (l)		345,698	351,423
Series 2017-H10 FB 1.029%, 4/20/67 (l)		432,389	438,769
Series 2018-38 WF 0.386%, 10/20/43 (l)		255,873	255,145
Great Hall Mortgages No. 1 plc,
Series 2007-2A AC 0.254%, 6/18/39 (l)§		96,644	95,240
GSR Mortgage Loan Trust,
Series 2005-AR6 2A1 2.924%, 9/25/35 (l)		33,406	34,062
Series 2005-AR7 6A1 2.848%, 11/25/35 (l)		10,003	9,966
HarborView Mortgage Loan Trust,
Series 2005-12 2A12 1.598%, 10/19/35 (l)		64,220	49,998
Series 2005-14 4A1A 3.020%, 12/19/35 (l)		78,422	53,373
Series 2005-2 2A1A 0.538%, 5/19/35 (l)		9,128	8,781
Series 2005-4 3A1 2.659%, 7/19/35 (l)		32,842	27,876
Hawksmoor Mortgages,
Series 2019-1A A 1.099%, 5/25/53 (l)§	GBP	2,122,395	2,948,374
IndyMac INDX Mortgage Loan Trust,
Series 2006-AR35 2A1A 0.262%, 1/25/37 (l)		$70,401	70,640
Series 2006-AR9 2A1 2.959%, 6/25/36 (l)		213,326	179,272
JP Morgan Mortgage Trust,
Series 2005-S3 1A2 5.750%, 1/25/36		12,246	8,302
Series 2006-A3 6A1 2.801%, 8/25/34 (l)		47,613	47,870
Series 2006-A6 1A4L 3.315%, 10/25/36 (l)		70,449	60,819
Landmark Mortgage Securities No. 3 plc,
Series 3 A 0.364%, 4/17/44 (l)(m)	GBP	680,711	907,518
Legacy Mortgage Asset Trust,
Series 2020-GS1 A1 2.882%, 10/25/59 (e)§		$793,721	799,430
MASTR Adjustable Rate Mortgages Trust,
Series 2007-1 I2A3 0.856%, 1/25/47 (l)		72,738	145,792
Merrill Lynch Mortgage Investors Trust,
Series 2005-1 2A5 1.991%, 4/25/35 (l)		58,105	57,901
Morgan Stanley Mortgage Loan Trust,
Series 2005-3AR 3A 2.349%, 7/25/35 (l)		73,685	68,593
MortgageIT Trust,
Series 2005-5 A2 0.712%, 12/25/35 (l)		51,841	52,138
Prime Mortgage Trust,
Series 2004-CL1 1A2 0.492%, 2/25/34 (l)		1,442	1,395
Series 2006-CL1 A1 0.592%, 2/25/35 (l)		68,799	66,961
RALI Trust,
Series 2005-QA13 2A1 3.983%, 12/25/35 (l)		10,171	9,452
Series 2006-QS12 1A1 6.500%, 9/25/36		199,309	136,013
Series 2006-QS13 1A10 6.000%, 9/25/36		16,511	15,633
Series 2007-QA3 A1 0.191%, 5/25/37 (l)		246,825	238,742
Series 2008-QR1 1A1 1.492%, 8/25/36 (l)		4,484	4,486
RBSSP Resecuritization Trust,
Series 2009-12 18A1 2.254%, 12/25/35 (l)§		76,233	76,437
Residential Asset Securitization Trust,
Series 2005-A11 1A1 0.542%, 10/25/35 (l)		46,411	30,066
RFMSI Trust,
Series 2007-S6 1A11 6.000%, 6/25/37		67,460	66,712
STARM Mortgage Loan Trust,
Series 2007-1 2A1 2.309%, 2/25/37 (l)		46,148	42,981
Structured Adjustable Rate Mortgage Loan Trust,
Series 2007-3 1A1 0.492%, 4/25/47 (l)		53,798	51,669
Structured Asset Mortgage Investments II Trust,
Series 2005-AR5 A3 0.593%, 7/19/35 (l)		34,448	34,909

See Notes to Financial Statements.

1207

EQ ADVISORS TRUST

EQ/PIMCO TOTAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Principal Amount		Value (Note 1)
Structured Asset Mortgage Investments Trust,
Series 2002-AR3 A1 0.753%, 9/19/32 (l)		$713	$710
Structured Asset Sec Corp.,
Series 2002-14A 2A1 2.119%, 7/25/32 (l)		14	13
Thornburg Mortgage Securities Trust,
Series 2007-1 A2B 1.544%, 3/25/37 (l)		38,094	35,606
Series 2007-3 3A1 1.493%, 6/25/47 (l)		265,815	226,395
Towd Point Mortgage Funding,
Series 2019-A13A A1 0.949%, 7/20/45 (l)§	GBP	1,725,380	2,393,258
Series 2020-A14X A 0.949%, 5/20/45 (l)(m)		1,673,820	2,323,791
Wachovia Mortgage Loan Trust LLC Trust,
Series 2006-A 2A1 2.447%, 5/20/36 (l)		47,194	48,734
WaMu Mortgage Pass-Through Certificates Trust,
Series 2005-AR13 A1A1 0.672%, 10/25/45 (l)		4,618	4,615
Series 2005-AR6 1A1A 0.592%, 2/25/45 (l)		265,833	269,801
Series 2006-AR16 3A3 3.106%, 12/25/36 (l)		15,952	15,375
Series 2007-HY5 2A1 3.263%, 5/25/37 (l)		103,069	91,720
Series 2007-HY7 4A2 3.233%, 7/25/37 (l)		61,783	62,295
Warwick Finance Residential Mortgages Number Three plc,
Series 3A A 0.999%, 12/21/49 (l)§	GBP	703,134	973,754
Series 3A B 1.699%, 12/21/49 (l)§		100,000	139,226
Wells Fargo Mortgage Backed Securities Trust,
Series 2006-AR16 A1 2.705%, 10/25/36 (l)		$600,599	575,030

Total Collateralized Mortgage Obligations			20,377,495

Commercial Mortgage-Backed Securities (3.8%)
A10 Bridge Asset Financing LLC,
Series 2020-C A 2.021%, 8/15/40§		627,463	630,750
Arbor Multifamily Mortgage Securities Trust,
Series 2020-MF1 A5 2.756%, 5/15/53§		600,000	638,012
AREIT Trust,
Series 2020-CRE4 A 2.744%, 4/15/37 (l)§		404,128	406,415
Benchmark Mortgage Trust,
Series 2019-B9 A5 4.016%, 3/15/52		800,000	918,979
Business Mortgage Finance 7 plc,
Series 7X A1 1.086%, 2/15/41 (l)(m)	GBP	63,907	88,293
CFCRE Commercial Mortgage Trust,
Series 2016-C7 ASB 3.644%, 12/10/54		$300,000	321,590
COMM Mortgage Trust,
Series 2018-COR3 A3 4.228%, 5/10/51		$700,000	$806,455
DOLP Trust,
Series 2021-NYC A 2.956%, 5/10/41§		1,000,000	1,069,432
Extended Stay America Trust,
Series 2021-ESH A 0.000%, 7/15/38 (l)§		800,000	802,249
FHLMC Multifamily Structured Pass-Through Certificates,
Series K023 X1 1.336%, 8/25/22 IO (l)		1,947,085	22,323
FNMA ACES,
Series 2020-M33 X2 2.358%, 1/25/31 IO (l)		1,900,000	267,879
GS Mortgage Securities Corp. Trust,
Series 2017-GPTX A 2.856%, 5/10/34§		400,000	399,901
GS Mortgage Securities Trust,
Series 2015-GC30 AAB 3.120%, 5/10/50		460,527	478,736
Series 2016-GS3 WMB 3.722%, 10/10/49 (l)§		100,000	98,642
Hilton USA Trust,
Series 2016-SFP A 2.828%, 11/5/35§		600,000	602,380
JP Morgan Chase Commercial Mortgage Securities Trust,
Series 2018-LAQ A 1.073%, 6/15/32 (l)§		302,677	302,867
MF1 Multifamily Housing Mortgage Loan Trust,
Series 2021-FL5 A 0.974%, 7/15/36 (l)§		800,000	799,251
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2015-C20 ASB 3.069%, 2/15/48		68,393	70,823
Series 2015-C27 ASB 3.557%, 12/15/47		263,842	278,771
Morgan Stanley Capital I Trust,
Series 2020-CNP A 2.509%, 4/5/42 (l)§		800,000	825,337
MSSG Trust,
Series 2017-237P A 3.397%, 9/13/39§		700,000	757,661
Tharaldson Hotel Portfolio Trust,
Series 2018-THL A 0.980%, 11/11/34 (l)§		324,032	324,234
Wells Fargo Commercial Mortgage Trust,
Series 2018-C48 A5 4.302%, 1/15/52		800,000	930,269
Worldwide Plaza Trust,
Series 2017-WWP A 3.526%, 11/10/36§		900,000	984,302

Total Commercial Mortgage-Backed Securities			12,825,551

Corporate Bonds (35.4%)
Communication Services (2.2%)
Diversified Telecommunication Services (0.6%)
AT&T, Inc.
2.250%, 2/1/32		800,000	786,733

See Notes to Financial Statements.

1208

EQ ADVISORS TRUST

EQ/PIMCO TOTAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Principal Amount		Value (Note 1)
Verizon Communications, Inc.
3.376%, 2/15/25		$1,200,000	$1,303,060

			2,089,793

Entertainment (0.9%)
Electronic Arts, Inc.
1.850%, 2/15/31		800,000	772,366
Netflix, Inc.
4.625%, 5/15/29	EUR	500,000	739,612
Walt Disney Co. (The)
2.650%, 1/13/31		$1,300,000	1,365,381

			2,877,359

Media (0.3%)
Charter Communications Operating LLC
4.464%, 7/23/22		100,000	103,526
Discovery Communications LLC
3.625%, 5/15/30		900,000	978,511

			1,082,037

Wireless Telecommunication Services (0.4%)
Sprint Spectrum Co. LLC
4.738%, 3/20/25§		656,250	703,828
5.152%, 3/20/28§		400,000	460,000

			1,163,828

Total Communication Services			7,213,017

Consumer Discretionary (3.4%)
Automobiles (1.8%)
BMW Finance NV
2.250%, 8/12/22§		700,000	714,282
Daimler Finance North America LLC
2.550%, 8/15/22§		700,000	716,483
3.700%, 5/4/23§		700,000	738,316
Hyundai Capital America
1.150%, 11/10/22§		800,000	804,008
Nissan Motor Acceptance Corp.
(ICE LIBOR USD 3 Month + 0.63%), 0.764%, 9/21/21 (k)§		623,000	623,311
2.750%, 3/9/28§		800,000	807,870
Nissan Motor Co. Ltd.
4.810%, 9/17/30§		800,000	902,680
Volkswagen Group of America Finance LLC
3.200%, 9/26/26§		700,000	756,916

			6,063,866

Hotels, Restaurants & Leisure (1.0%)
Choice Hotels International, Inc.
3.700%, 12/1/29		700,000	758,782
Expedia Group, Inc.
3.250%, 2/15/30		700,000	731,951
Starbucks Corp.
2.550%, 11/15/30		900,000	932,937
Wynn Las Vegas LLC
5.500%, 3/1/25§		800,000	861,488

			3,285,158

Household Durables (0.6%)
Mohawk Industries, Inc.
3.625%, 5/15/30		900,000	985,092
NVR, Inc.
3.000%, 5/15/30		900,000	952,346

			1,937,438

Total Consumer Discretionary			11,286,462

Consumer Staples (0.8%)
Beverages (0.2%)
Bacardi Ltd.
4.450%, 5/15/25§		500,000	555,100

Food & Staples Retailing (0.1%)
Seven & i Holdings Co. Ltd.
3.350%, 9/17/21§		500,000	503,097

Food Products (0.2%)
Conagra Brands, Inc.
4.300%, 5/1/24		700,000	767,515

Tobacco (0.3%)
Imperial Brands Finance plc
3.875%, 7/26/29§		800,000	867,378

Total Consumer Staples			2,693,090

Energy (1.7%)
Energy Equipment & Services (0.1%)
Odebrecht Drilling Norbe VIII/IX Ltd.
7.350%, 12/1/26 PIK (m)		337,006	170,595
7.350%, 12/1/26 PIK§		839	425
Odebrecht Oil & Gas Finance Ltd.
(Zero Coupon), 12/31/64 (y)§		200,000	2,993

			174,013

Oil, Gas & Consumable Fuels (1.6%)
Boardwalk Pipelines LP 3.400%, 2/15/31		600,000	636,916
Energy Transfer LP 5.250%, 4/15/29		600,000	708,897
Greenko Solar Mauritius Ltd. 5.950%, 7/29/26§		700,000	754,162
MPLX LP 4.000%, 3/15/28		300,000	335,120
ONEOK Partners LP 6.850%, 10/15/37		800,000	1,092,448
Sabine Pass Liquefaction LLC 4.200%, 3/15/28		100,000	112,678
4.500%, 5/15/30		800,000	921,266
Saudi Arabian Oil Co. 2.750%, 4/16/22§		800,000	811,650

			5,373,137

Total Energy			5,547,150

Financials (12.4%)
Banks (6.1%)
Banco Santander SA 2.746%, 5/28/25		700,000	737,499
Bank of America Corp. 4.125%, 1/22/24		200,000	217,710
Series N (SOFR + 0.91%), 1.658%, 3/11/27 (k)		800,000	805,414

See Notes to Financial Statements.

1209

EQ ADVISORS TRUST

EQ/PIMCO TOTAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Principal Amount		Value (Note 1)
Banque Federative du Credit Mutuel SA
(ICE LIBOR USD 3 Month + 0.96%), 1.148%, 7/20/23 (k)§		$600,000	$609,215
Barclays plc
(ICE LIBOR USD 3 Month + 1.63%), 1.813%, 1/10/23 (k)		900,000	906,284
BNP Paribas SA 3.500%, 3/1/23§		700,000	733,563
(ICE LIBOR USD 3 Month + 2.24%), 4.705%, 1/10/25 (k)§		700,000	762,435
Citigroup, Inc.
(SOFR + 1.67%), 1.678%, 5/15/24 (k)		900,000	918,100
(ICE LIBOR USD 3 Month + 1.02%), 1.158%, 6/1/24 (k)		700,000	709,482
(SOFR + 0.69%), 0.776%, 10/30/24 (k)		800,000	801,408
Credit Suisse Group Funding Guernsey Ltd.
3.800%, 9/15/22		600,000	623,946
Danske Bank A/S
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.35%), 1.621%, 9/11/26 (k)§		1,000,000	998,621
JPMorgan Chase & Co.
(ICE LIBOR USD 3 Month + 0.89%), 3.797%, 7/23/24 (k)		700,000	745,716
(SOFR + 1.51%), 2.739%, 10/15/30 (k)		900,000	943,211
Lloyds Bank plc
7.500%, 4/2/32 (e)(m)		600,000	468,783
Lloyds Banking Group plc
(BPSWS5 + 5.01%), 7.625%, 6/27/23 (k)(m)(y)	GBP	200,000	302,639
Mitsubishi UFJ Financial Group, Inc.
(ICE LIBOR USD 3 Month + 0.74%), 0.871%, 3/2/23 (k)		$700,000	705,769
Mizuho Financial Group, Inc.
(ICE LIBOR USD 3 Month + 0.99%), 1.178%, 7/10/24 (k)		900,000	911,202
(SOFR + 0.87%), 0.849%, 9/8/24 (k)		800,000	803,312
Natwest Group plc
(USD Swap Semi 5 Year + 7.60%), 8.625%, 8/15/21 (k)(y)		1,000,000	1,008,250
2.500%, 3/22/23 (m)	EUR	100,000	123,871
QNB Finance Ltd.
(ICE LIBOR USD 3 Month + 1.57%), 1.760%, 7/19/21 (k)(m)		$800,000	800,400
Societe Generale SA
4.250%, 9/14/23§		700,000	752,912
Standard Chartered plc
(ICE LIBOR USD 3 Month + 1.56%), 3.785%, 5/21/25 (k)§		700,000	751,605
Sumitomo Mitsui Financial Group, Inc.
1.474%, 7/8/25		800,000	809,518
UniCredit SpA
7.830%, 12/4/23§		900,000	1,037,577
Wells Fargo & Co.
(EURIBOR 3 Month + 1.85%), 1.741%, 5/4/30 (k)(m)	EUR	500,000	638,747
Series BB (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.45%), 3.900%, 3/15/26 (k)(y)		$800,000	825,240

			20,452,429

Capital Markets (3.1%)
Cantor Fitzgerald LP 6.500%, 6/17/22§		300,000	316,179
Credit Suisse AG 6.500%, 8/8/23 (m)		200,000	220,750
Credit Suisse Group AG
(USD Swap Semi 5 Year + 4.60%), 7.500%, 12/11/23 (k)(y)§		700,000	776,125
Deutsche Bank AG 4.250%, 10/14/21		500,000	505,420
3.300%, 11/16/22		600,000	620,650
3.950%, 2/27/23		500,000	524,978
(SOFR + 2.58%), 3.961%, 11/26/25 (k)		1,800,000	1,943,563
Goldman Sachs Group, Inc. (The) 3.500%, 1/23/25		100,000	108,082
3.750%, 5/22/25		700,000	767,484
(ICE LIBOR USD 3 Month + 1.17%), 1.326%, 5/15/26 (k)		300,000	307,267
Intercontinental Exchange, Inc. 3.000%, 6/15/50		700,000	692,497
Lazard Group LLC 4.500%, 9/19/28		700,000	809,588
Nomura Holdings, Inc. 1.851%, 7/16/25 (x)		900,000	918,514
Stifel Financial Corp. 4.000%, 5/15/30		900,000	997,177
UBS Group AG 4.125%, 9/24/25§		200,000	222,765
4.125%, 4/15/26§		600,000	671,845

			10,402,884

Consumer Finance (2.1%)
Ford Motor Credit Co. LLC
(ICE LIBOR USD 3 Month + 0.88%), 1.068%, 10/12/21 (k)		400,000	399,320
(ICE LIBOR USD 3 Month + 1.08%), 1.256%, 8/3/22 (k)		925,000	919,219
(ICE LIBOR USD 3 Month + 1.24%), 1.391%, 2/15/23 (k)		600,000	597,750
5.584%, 3/18/24		700,000	766,640
General Motors Financial Co., Inc. 3.550%, 7/8/22		700,000	721,713
5.200%, 3/20/23		900,000	967,730
OneMain Finance Corp. 6.125%, 5/15/22		800,000	832,000
Volkswagen Bank GmbH 0.625%, 9/8/21 (m)	EUR	100,000	118,775

See Notes to Financial Statements.

1210

EQ ADVISORS TRUST

EQ/PIMCO TOTAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Principal Amount		Value (Note 1)
1.250%, 8/1/22 (m)	EUR	300,000	$361,405
1.875%, 1/31/24 (m)		1,100,000	1,367,237

			7,051,789

Diversified Financial Services (0.8%)
GE Capital Funding LLC 3.450%, 5/15/25		$900,000	979,415
GE Capital International Funding Co. Unlimited Co.
4.418%, 11/15/35		700,000	835,387
NTT Finance Corp. 1.162%, 4/3/26§		1,000,000	998,597

			2,813,399

Insurance (0.3%)
First American Financial Corp. 4.000%, 5/15/30		700,000	779,587
Society of Lloyd’s 4.750%, 10/30/24 (m)	GBP	100,000	153,165

			932,752

Total Financials			41,653,253

Health Care (1.5%)
Biotechnology (0.4%)
AbbVie, Inc. 2.950%, 11/21/26		$700,000	752,687
Regeneron Pharmaceuticals, Inc. 1.750%, 9/15/30		700,000	662,759

			1,415,446

Health Care Providers & Services (0.5%)
Anthem, Inc. 2.550%, 3/15/31		800,000	824,249
Cigna Corp. 3.050%, 11/30/22		100,000	103,595
CVS Health Corp. 4.300%, 3/25/28		508,000	584,125

			1,511,969

Pharmaceuticals (0.6%)
Bayer US Finance II LLC
(ICE LIBOR USD 3 Month + 1.01%), 1.129%, 12/15/23 (k)§		300,000	303,985
Mylan, Inc. 3.125%, 1/15/23§		700,000	725,253
Zoetis, Inc. 2.000%, 5/15/30		900,000	893,580

			1,922,818

Total Health Care			4,850,233

Industrials (2.0%)
Aerospace & Defense (1.2%)
Boeing Co. (The) 1.433%, 2/4/24		800,000	801,756
2.750%, 2/1/26		800,000	835,408
Leidos, Inc. 4.375%, 5/15/30		800,000	908,209
Spirit AeroSystems, Inc. 4.600%, 6/15/28		700,000	686,000
Textron, Inc. 2.450%, 3/15/31		600,000	601,309

			3,832,682

Commercial Services & Supplies (0.2%)
Rockefeller Foundation (The)
Series 2020 2.492%, 10/1/50		800,000	770,256

Marine (0.2%)
AP Moller – Maersk A/S 4.500%, 6/20/29§		700,000	810,387

Road & Rail (0.4%)
Central Japan Railway Co. 3.400%, 9/6/23 (m)		600,000	634,944
Pacific National Finance Pty. Ltd. 4.750%, 3/22/28 (m)		700,000	756,375

			1,391,319

Total Industrials			6,804,644

Information Technology (2.9%)
Electronic Equipment, Instruments & Components (0.0%)
Arrow Electronics, Inc. 3.500%, 4/1/22		100,000	101,765

IT Services (0.7%)
Fiserv, Inc. 2.250%, 6/1/27		900,000	933,462
Global Payments, Inc. 2.900%, 5/15/30		700,000	725,779
PayPal Holdings, Inc. 2.850%, 10/1/29		700,000	755,377

			2,414,618

Semiconductors & Semiconductor Equipment (1.5%)
Broadcom Corp. 3.875%, 1/15/27		48,000	52,909
Broadcom, Inc. 4.110%, 9/15/28		743,000	835,355
4.150%, 11/15/30		900,000	1,007,011
2.450%, 2/15/31§		800,000	786,709
3.469%, 4/15/34§		752,000	794,716
NXP BV 3.875%, 9/1/22§		800,000	828,150
5.350%, 3/1/26§		500,000	581,895

			4,886,745

Software (0.2%)
VMware, Inc. 4.700%, 5/15/30		500,000	594,071

Technology Hardware, Storage & Peripherals (0.5%)
Dell International LLC 5.450%, 6/15/23		900,000	976,311
5.850%, 7/15/25		700,000	821,716

			1,798,027

Total Information Technology			9,795,226

See Notes to Financial Statements.

1211

EQ ADVISORS TRUST

EQ/PIMCO TOTAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Principal Amount		Value (Note 1)
Real Estate (4.8%)
Equity Real Estate Investment Trusts (REITs) (4.8%)
Alexandria Real Estate Equities, Inc. (REIT)
4.300%, 1/15/26		$300,000	$337,606
4.500%, 7/30/29		200,000	234,893
American Tower Corp. (REIT) 3.375%, 5/15/24		800,000	856,633
AvalonBay Communities, Inc. (REIT) 2.300%, 3/1/30		800,000	819,666
Boston Properties LP (REIT) 4.500%, 12/1/28		600,000	699,048
Brixmor Operating Partnership LP (REIT)
(ICE LIBOR USD 3 Month + 1.05%), 1.226%, 2/1/22 (k)		200,000	200,702
Corporate Office Properties LP (REIT)
2.250%, 3/15/26		800,000	822,161
EPR Properties (REIT) 3.750%, 8/15/29		700,000	699,783
Equinix, Inc. (REIT) 2.500%, 5/15/31		800,000	812,927
Federal Realty Investment Trust (REIT)
3.500%, 6/1/30		900,000	989,154
GLP Capital LP (REIT) 5.250%, 6/1/25		100,000	112,325
5.750%, 6/1/28		200,000	237,680
Goodman US Finance Three LLC (REIT)
3.700%, 3/15/28§		500,000	540,693
Healthcare Trust of America Holdings LP (REIT)
3.500%, 8/1/26		700,000	769,294
Highwoods Realty LP (REIT) 4.125%, 3/15/28		100,000	112,135
Mid-America Apartments LP (REIT) 2.750%, 3/15/30		700,000	731,530
National Retail Properties, Inc. (REIT) 2.500%, 4/15/30		800,000	814,585
Physicians Realty LP (REIT) 4.300%, 3/15/27		100,000	112,569
Public Storage (REIT) 3.094%, 9/15/27		500,000	548,964
Realty Income Corp. (REIT) 3.000%, 1/15/27		300,000	323,513
3.250%, 1/15/31		600,000	655,023
Sabra Health Care LP (REIT) 4.800%, 6/1/24		700,000	764,337
Scentre Group Trust 1 (REIT) 4.375%, 5/28/30 (x)§		900,000	1,050,322
Service Properties Trust (REIT) 4.500%, 6/15/23		200,000	204,250
4.950%, 2/15/27		500,000	497,500
Simon Property Group LP (REIT) 2.450%, 9/13/29		700,000	720,091
Ventas Realty LP (REIT) 3.250%, 10/15/26		200,000	217,444
VEREIT Operating Partnership LP (REIT)
4.625%, 11/1/25		400,000	453,302
Welltower, Inc. (REIT) 2.750%, 1/15/31		800,000	826,517

Total Real Estate			16,164,647

Utilities (3.7%)
Electric Utilities (2.9%)
Duke Energy Corp. 2.450%, 6/1/30		600,000	606,838
Duke Energy Ohio, Inc. 3.650%, 2/1/29		500,000	556,213
Edison International 3.550%, 11/15/24		600,000	638,768
Enel Finance International NV 2.875%, 5/25/22§		800,000	817,460
4.250%, 9/14/23§		700,000	753,230
IPALCO Enterprises, Inc. 4.250%, 5/1/30		700,000	786,388
ITC Holdings Corp. 2.950%, 5/14/30§		600,000	632,263
NextEra Energy Capital Holdings, Inc.
2.250%, 6/1/30		900,000	906,753
Niagara Mohawk Power Corp. 4.278%, 12/15/28§		900,000	1,031,446
Pacific Gas and Electric Co.
(ICE LIBOR USD 3 Month + 1.38%), 1.531%, 11/15/21 (k)		800,000	801,164
3.750%, 2/15/24		600,000	629,644
3.500%, 6/15/25 (x)		300,000	312,969
3.150%, 1/1/26 (x)		600,000	618,704
2.950%, 3/1/26		600,000	612,858

			9,704,698

Gas Utilities (0.6%)
CenterPoint Energy Resources Corp.
(ICE LIBOR USD 3 Month + 0.50%), 0.634%, 3/2/23 (k)		1,000,000	1,000,235
National Fuel Gas Co. 2.950%, 3/1/31		1,000,000	996,736

			1,996,971

Multi-Utilities (0.2%)
WEC Energy Group, Inc. 1.375%, 10/15/27		800,000	782,388

Total Utilities			12,484,057

Total Corporate Bonds			118,491,779

Foreign Government Securities (2.2%)
Japan Finance Organization for Municipalities
3.375%, 9/27/23§		1,100,000	1,167,952
Japan International Cooperation Agency
2.750%, 4/27/27		600,000	646,331
Province of Ontario 3.150%, 6/2/22	CAD	300,000	248,290
Province of Quebec 2.750%, 8/25/21 (x)		$700,000	702,502
3.500%, 12/1/22	CAD	300,000	252,269
3.750%, 9/1/24		200,000	176,166
Republic of Chile 2.450%, 1/31/31		$800,000	813,900
Republic of Peru 6.350%, 8/12/28 (m)	PEN	1,000,000	290,133
5.940%, 2/12/29§		2,100,000	596,335
6.950%, 8/12/31 (m)		3,000,000	873,995

See Notes to Financial Statements.

1212

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EQ/PIMCO TOTAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Principal Amount		Value (Note 1)
State of Qatar 3.875%, 4/23/23§		$800,000	$849,200
4.000%, 3/14/29§		700,000	805,700

Total Foreign Government Securities			7,422,773

Mortgage-Backed Securities (16.7%)
FHLMC 4.500%, 4/1/29		24,181	26,563
6.000%, 1/1/37		62,584	73,941
4.000%, 1/1/41		43,572	47,880
3.500%, 3/1/48		104,519	110,140
FHLMC UMBS 3.500%, 2/1/49		44,916	47,637
3.500%, 7/1/49		109,623	116,577
3.500%, 2/1/50		24,062	25,471
3.500%, 4/1/50		36,270	38,679
FNMA 2.310%, 8/1/22		192,626	195,490
2.168%, 5/1/38 (l)		171,643	180,614
FNMA UMBS 4.500%, 1/1/34		60,073	65,144
5.500%, 4/1/34		31,328	35,977
5.500%, 5/1/34		66,011	75,740
3.000%, 7/1/35		1,160,928	1,219,392
5.500%, 3/1/38		41,903	48,803
5.000%, 8/1/39		61,603	70,167
4.500%, 12/1/41		13,711	15,232
4.500%, 7/1/44		54,218	59,964
3.500%, 2/1/48		17,369	18,308
3.500%, 11/1/48		20,782	21,879
FNMA/FHLMC UMBS, 30 Year, Single Family
2.500%, 7/25/51 TBA		7,300,000	7,554,359
2.000%, 8/25/51 TBA		30,300,000	30,571,043
3.000%, 8/25/51 TBA		2,000,000	2,084,219
3.500%, 8/25/51 TBA		9,000,000	9,480,937
GNMA 3.000%, 7/15/45		24,881	26,303
3.000%, 8/15/45		82,057	86,748
4.500%, 1/20/49		520,676	558,176
5.000%, 1/20/49		7,873	8,469
5.000%, 2/20/49		98,882	106,350
5.000%, 7/20/49		2,946,692	3,165,340

Total Mortgage-Backed Securities			56,135,542

Municipal Bonds (0.5%)
City Of Chicago General Obligation Bonds,
Taxable Series 2015 B 7.750%, 1/1/42		50,000	57,076
New York State Urban Development Corp., St Personal Income Tax,
Series 2020B 1.346%, 3/15/26		800,000	808,004
The Regent of The University of California General Revenue Bonds 2020,
Series BG 1.614%, 5/15/30		700,000	693,418

Total Municipal Bonds			1,558,498

U.S. Treasury Obligations (23.8%)
U.S. Treasury Bonds 1.375%, 11/15/40		14,000,000	12,586,503
1.875%, 2/15/41		3,100,000	3,037,978
3.125%, 2/15/42		500,000	596,695
3.375%, 5/15/44		1,400,000	1,745,949
3.125%, 8/15/44		2,100,000	2,520,682
2.875%, 8/15/45		600,000	693,799
3.000%, 8/15/48		16,800,000	20,065,606
2.875%, 5/15/49		900,000	1,054,320
1.250%, 5/15/50		1,300,000	1,062,234
1.375%, 8/15/50		1,200,000	1,012,112
U.S. Treasury Notes 2.875%, 9/30/23#,(v)		26,400,000	27,924,025
2.875%, 8/15/28		6,700,000	7,456,965

Total U.S. Treasury Obligations			79,756,868

Total Long-Term Debt Securities (98.7%) (Cost $312,844,145)			330,883,430

SHORT-TERM INVESTMENTS:
Foreign Government Treasury Bills (4.1%)
Federative Republic of Brazil 0.00%, 10/1/21 (p)	BRL	64,600,000	12,840,820
0.00%, 1/1/22 (p)		5,600,000	1,095,465

Total Foreign Government Treasury Bills			13,936,285

	Number of Shares		Value (Note 1)
Investment Company (0.3%)
BlackRock Liquidity FedFund, Institutional Shares (xx)		1,000,000	1,000,000

	Principal Amount		Value (Note 1)
Repurchase Agreements (0.4%)
Citigroup Global Markets, Inc., 0.07%, dated 6/30/21, due 7/1/21, repurchase price $1,169,591, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-5.000%, maturing 4/30/22-2/15/42; total market value $1,192,981. (xx)		$1,169,589	1,169,589
HSBC Bank plc, 0.10%, dated 6/30/21, due 7/1/21, repurchase price $100,000, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-6.125%, maturing 7/15/21-2/15/50; total market value $102,041. (xx)		100,000	100,000

See Notes to Financial Statements.

1213

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EQ/PIMCO TOTAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Principal Amount	Value (Note 1)
HSBC Bank plc, 0.10%, dated 6/30/21, due 7/1/21, repurchase price $100,000, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-6.125%, maturing 7/15/21-2/15/50; total market value $102,041. (xx)	$100,000	$100,000

Total Repurchase Agreements		1,369,589

U.S. Government Agency Securities (2.5%)
FHLB 0.07%, 8/4/21 (o)(p)	6,100,000	6,099,556
0.07%, 9/22/21 (o)(p)	2,300,000	2,299,607

Total U.S. Government Agency Securities		8,399,163

U.S. Treasury Obligations (8.7%)
U.S. Treasury Bills 0.05%, 7/13/21 (p)	18,400,000	18,399,695
0.05%, 7/20/21 (p),(v)	300,000	299,992
0.05%, 7/22/21 (p),(v)	1,500,000	1,499,955
0.05%, 8/5/21 (p),(v)	600,000	599,971
0.05%, 8/31/21 (p)	3,100,000	3,099,755
0.05%, 9/23/21 (p)	2,800,000	2,799,674
0.05%, 9/28/21 (p)	2,400,000	2,399,695

Total U.S. Treasury Obligations		29,098,737

Total Short-Term Investments (16.0%) (Cost $52,339,419)		53,803,774

Total Investments in Securities (114.7%) (Cost $365,183,564)		384,687,204
Other Assets Less Liabilities (-14.7%)		(49,382,173)

Net Assets (100%)		$335,305,031

§

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At June 30, 2021, the market value of these securities amounted to $70,834,412 or 21.1% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $122,697.
(e)	Step Bond - Coupon rate increases or decreases in increments to maturity. Rate disclosed is as of June 30, 2021. Maturity date disclosed is the ultimate maturity date.
(k)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of June 30, 2021.
(l)

Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of June 30, 2021.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At June 30, 2021, the market value of these securities amounted to $11,294,301 or 3.4% of net assets.

(o)	Discount Note Security. Effective rate calculated as of June 30, 2021.
(p)	Yield to maturity.
(v)	All, or a portion of security held by broker as collateral for forward foreign currency contracts, with a total collateral value of $2,432,349.
(x)	All or a portion of security is on loan at June 30, 2021.
(xx)

At June 30, 2021, the Portfolio had loaned securities with a total value of $2,325,364. This was collateralized by cash of $2,369,589 which was subsequently invested in an investment company and joint repurchase agreements as detailed in the Notes to the Financial Statements.

(y)

Securities are perpetual and, thus, do not have a predetermined maturity date. The coupon rate for these securities are fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of June 30, 2021.

Glossary:

ARM	— Adjustable Rate Mortgage
BRL	— Brazilian Real
CAD	— Canadian Dollar
CDI	— Interbank Certificate of Deposit
CLP	— Chilean Peso
CLO	— Collateralized Loan Obligation
EUR	— European Currency Unit
EURIBOR	— Euro Interbank Offered Rate
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GBP	— British Pound
GNMA	— Government National Mortgage Association
ICE	— Intercontinental Exchange
IO	— Interest Only
JPY	— Japanese Yen
LIBOR	— London Interbank Offered Rate
PIK	— Payment-in Kind Security
PEN	— Peruvian Sol
SOFR	— Secured Overnight Financing Rate
SONIA	— Sterling Over Night Index Average
TBA	— To Be Announced; Security is subject to delayed
delivery
UMBS	— Uniform Mortgage-Backed Securities
USD	— United States Dollar

See Notes to Financial Statements.

1214

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EQ/PIMCO TOTAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

Country Diversification As a Percentage of Total Net Assets
Australia	0.7%
Bermuda	0.2
Brazil	4.2
Canada	0.7
Cayman Islands	5.1
Chile	0.3
China	0.4
Denmark	0.5
France	0.9
Germany	2.6
India	0.2
Ireland	0.5
Italy	0.8
Japan	2.7
Peru	0.5
Qatar	0.7
Saudi Arabia	0.2
Spain	0.2
Switzerland	0.8
United Kingdom	4.5
United States	88.0
Cash and Other	(14.7)

100.0%

Futures contracts outstanding as of June 30, 2021 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
U.S. Treasury 5 Year Note	91	9/2021	USD	11,232,102	(40,644)
U.S. Treasury 10 Year Note	264	9/2021	USD	34,980,000	57,150

					16,506

Short Contracts
Euro-Buxl	(4)	9/2021	EUR	(963,967)	(17,193)
Japan 10 Year Bond	(2)	9/2021	JPY	(2,730,816)	(3,783)
U.S. Treasury Long Bond	(30)	9/2021	USD	(4,822,500)	(145,707)

					(166,683)

					(150,177)

Forward Foreign Currency Contracts outstanding as of June 30, 2021 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
BRL	10,115,270	USD	1,905,360	Bank of America**	7/2/2021	128,351
PEN	772,091	USD	200,226	Citibank NA**	7/13/2021	477
USD	205,033	PEN	772,091	Citibank NA**	7/13/2021	4,330
BRL	10,115,270	USD	1,995,792	Goldman Sachs Bank USA**	8/3/2021	30,731
USD	994,970	PEN	3,616,319	Citibank NA**	8/4/2021	53,156
USD	1,465,944	CAD	1,778,000	HSBC Bank plc	8/17/2021	31,646
USD	5,991,041	EUR	4,932,000	Bank of America	8/17/2021	137,280
USD	11,938,405	GBP	8,445,000	HSBC Bank plc	8/17/2021	255,068
USD	85,593	JPY	9,300,000	HSBC Bank plc	8/17/2021	1,848
USD	279,969	PEN	1,058,925	Citibank NA**	9/2/2021	4,020
USD	99,000	PEN	367,273	Citibank NA**	9/20/2021	3,303
USD	377,507	PEN	1,415,011	Goldman Sachs Bank USA**	11/12/2021	9,034

Total unrealized appreciation						659,244

See Notes to Financial Statements.

1215

EQ ADVISORS TRUST

EQ/PIMCO TOTAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
USD	2,002,231	BRL	10,115,270	Goldman Sachs Bank USA**	7/2/2021	(31,480)
USD	200,325	PEN	772,091	Citibank NA**	7/19/2021	(493)
CAD	928,000	USD	770,303	Bank of America	8/17/2021	(21,693)
EUR	407,000	USD	497,926	JPMorgan Chase Bank	8/17/2021	(14,860)
GBP	239,000	USD	338,539	HSBC Bank plc	8/17/2021	(7,891)
CLP	807,350,224	USD	1,122,302	Citibank NA**	9/7/2021	(24,961)
USD	11,404,375	BRL	64,600,000	JPMorgan Chase Bank**	10/4/2021	(1,427,121)
USD	979,620	BRL	5,600,000	JPMorgan Chase Bank**	1/4/2022	(116,144)

Total unrealized depreciation						(1,644,643)

Net unrealized depreciation						(985,399)

**	Non-deliverable forward.

Centrally Cleared Credit default swap contracts outstanding — sell protection as of June 30, 2021 (Note 1):

Reference Obligation/Index	Financing Rate (Paid) / Received by the Portfolio (%)	Frequency of Payments Made/ Received	Maturity Date	Implied Credit Spread (%)	Notional Amount		Upfront (Payments) Receipts ($)	Unrealized Appreciation (Depreciation) ($)	Value ($)
General Electric Co.	1.00	Quarterly	12/20/2023	0.38	USD	400,000	(8,922)	15,142	6,220
General Electric Co.	1.00	Quarterly	6/20/2024	0.42	USD	100,000	(719)	2,470	1,751
General Electric Co.	1.00	Quarterly	6/20/2024	0.42	USD	300,000	(2,074)	7,329	5,255
Rolls-Royce plc	1.00	Quarterly	6/20/2024	1.71	EUR	300,000	478	(7,811)	(7,333)
Rolls-Royce plc	1.00	Quarterly	6/20/2024	1.71	EUR	300,000	382	(7,715)	(7,333)
Rolls-Royce plc	1.00	Quarterly	6/20/2025	2.01	EUR	200,000	(24,711)	15,546	(9,165)
iTraxx Europe Crossover35-V1	5.00	Quarterly	6/20/2026	2.32	EUR	250,000	31,360	5,808	37,168
iTraxx Europe Crossover35-V1	5.00	Quarterly	6/20/2026	2.32	EUR	250,000	31,345	5,823	37,168
iTraxx Europe Crossover35-V1	5.00	Quarterly	6/20/2026	2.32	EUR	500,000	61,469	12,867	74,336
iTraxx Europe Crossover35-V1	5.00	Quarterly	6/20/2026	2.32	EUR	500,000	61,633	12,703	74,336
iTraxx Europe Crossover35-V1	5.00	Quarterly	6/20/2026	2.32	EUR	500,000	61,854	12,481	74,335
iTraxx Europe Crossover35-V1	5.00	Quarterly	6/20/2026	2.32	EUR	800,000	98,349	20,588	118,937
iTraxx Europe Crossover35-V1	5.00	Quarterly	6/20/2026	2.32	EUR	500,000	69,745	4,590	74,335
iTraxx Europe Crossover35-V1	5.00	Quarterly	6/20/2026	2.32	EUR	700,000	95,821	8,249	104,070
iTraxx Europe Crossover35-V1	5.00	Quarterly	6/20/2026	2.32	EUR	800,000	111,314	7,623	118,937

Total Centrally Cleared Credit default swap contracts outstanding. . . . . . . . . . . . .							587,324	115,693	703,017

Centrally Cleared Interest rate swap contracts outstanding as of June 30, 2021 (Note 1):

Floating Rate Index (1)	Fixed Rate	Pay/ Receive Floating Rate	Maturity Date	Notional Amount		Upfront (Payments) Receipts ($)	Unrealized Appreciation (Depreciation) ($)	Value ($)
1 day SONIA Annual	0.75 annually	Receive	9/15/2051	GBP	4,500,000	211,789	(79,263)	132,526
1 day CDI At Termination	2.85 at termination	Receive	1/3/2022	BRL	11,374,522	(35)	29,649	29,614
1 day CDI At Termination	2.86 at termination	Receive	1/3/2022	BRL	7,773,258	—	19,914	19,914
1 day CDI At Termination	2.86 at termination	Receive	1/3/2022	BRL	5,251,029	(4)	13,677	13,673
1 day CDI At Termination	2.86 at termination	Receive	1/3/2022	BRL	4,278,138	(105)	11,218	11,113
1 day CDI At Termination	2.87 at termination	Receive	1/3/2022	BRL	3,887,074	—	9,927	9,927
1 day CDI At Termination	2.88 at termination	Receive	1/3/2022	BRL	3,885,301	—	9,763	9,763
1 day CDI At Termination	2.87 at termination	Receive	1/3/2022	BRL	3,207,212	(1)	8,215	8,214
1 day SONIA Annual	0.75 annually	Receive	9/15/2051	GBP	500,000	30,802	(16,077)	14,725
1 day CDI At Termination	2.88 at termination	Receive	1/3/2022	BRL	97,223	—	250	250

						242,446	7,273	249,719

See Notes to Financial Statements.

1216

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EQ/PIMCO TOTAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

Centrally Cleared Interest rate swap contracts outstanding as of June 30, 2021 (Note 1):

Floating Rate Index (1)	Fixed Rate	Pay/ Receive Floating Rate	Maturity Date	Notional Amount		Upfront (Payments) Receipts ($)	Unrealized Appreciation (Depreciation) ($)	Value ($)
6 month LIBOR Semi-Annual	0.56 semi-annually	Receive	3/15/2051	JPY	4,000,000	(201)	(434)	(635)
6 month LIBOR Semi-Annual	0.56 semi-annually	Receive	3/15/2051	JPY	54,000,000	—	(8,567)	(8,567)
6 month LIBOR Semi-Annual	0.57 semi-annually	Receive	3/19/2051	JPY	77,000,000	—	(13,945)	(13,945)
6 month LIBOR Semi-Annual	0.75 semi-annually	Receive	12/20/2038	JPY	188,680,000	(104,153)	(34,176)	(138,329)
1 day CDI At Termination	3.35 at termination	Pay	1/3/2022	BRL	1,260,389	—	(2,337)	(2,337)
1 day CDI At Termination	3.35 at termination	Pay	1/3/2022	BRL	3,586,627	20	(6,605)	(6,585)
1 day CDI At Termination	3.35 at termination	Pay	1/3/2022	BRL	4,846,794	243	(9,143)	(8,900)
1 day CDI At Termination	3.35 at termination	Pay	1/3/2022	BRL	5,816,153	(30)	(10,649)	(10,679)
1 day CDI At Termination	3.35 at termination	Pay	1/3/2022	BRL	5,816,153	(185)	(10,494)	(10,679)
1 day CDI At Termination	3.36 at termination	Pay	1/3/2022	BRL	6,721,128	27	(7,601)	(7,574)
1 day CDI At Termination	3.36 at termination	Pay	1/3/2022	BRL	9,601,612	1,298	(12,119)	(10,821)
1 day CDI At Termination	3.98 at termination	Pay	1/3/2022	BRL	10,654,803	—	(12,753)	(12,753)
1 day CDI At Termination	3.35 at termination	Pay	1/3/2022	BRL	10,662,947	(334)	(19,244)	(19,578)
1 day CDI At Termination	3.70 at termination	Pay	1/3/2022	BRL	10,665,796	(624)	(15,575)	(16,199)
1 day CDI At Termination	3.36 at termination	Pay	1/3/2022	BRL	11,521,934	(440)	(12,545)	(12,985)
1 day CDI At Termination	3.70 at termination	Pay	1/3/2022	BRL	15,513,885	(2,690)	(20,873)	(23,563)
1 day CDI At Termination	3.36 at termination	Pay	1/3/2022	BRL	20,163,385	(666)	(22,057)	(22,723)
1 day CDI At Termination	3.36 at termination	Pay	1/3/2022	BRL	25,924,352	3,925	(33,141)	(29,216)
1 day CDI At Termination	3.36 at termination	Pay	1/3/2022	BRL	73,836,395	13,403	(96,614)	(83,211)

						(90,407)	(348,872)	(439,279)

						152,039	(341,599)	(189,560)

(1)	Value of floating rate index at June 30, 2021 was as follows:

Floating Rate Index	Value
1 Day SONIA GBP	0.04%
1 Day CDI BRL	7.96%
6 Month LIBOR JPY	(0.06)%

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2021:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Asset-Backed Securities	$—	$34,314,924	$—	$34,314,924
Collateralized Mortgage Obligations	—	20,377,495	—	20,377,495
Commercial Mortgage-Backed Securities	—	12,825,551	—	12,825,551
Corporate Bonds
Communication Services	—	7,213,017	—	7,213,017
Consumer Discretionary	—	11,286,462	—	11,286,462
Consumer Staples	—	2,693,090	—	2,693,090
Energy	—	5,547,150	—	5,547,150
Financials	—	41,653,253	—	41,653,253
Health Care	—	4,850,233	—	4,850,233

See Notes to Financial Statements.

1217

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EQ/PIMCO TOTAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Industrials	$—	$6,804,644	$—	$6,804,644
Information Technology	—	9,795,226	—	9,795,226
Real Estate	—	16,164,647	—	16,164,647
Utilities	—	12,484,057	—	12,484,057
Centrally Cleared Credit Default Swaps	—	131,219	—	131,219
Foreign Government Securities	—	7,422,773	—	7,422,773
Forward Currency Contracts	—	659,244	—	659,244
Futures	57,150	—	—	57,150
Centrally Cleared Interest Rate Swaps	—	102,613	—	102,613
Mortgage-Backed Securities	—	56,135,542	—	56,135,542
Municipal Bonds	—	1,558,498	—	1,558,498
Short-Term Investments
Foreign Government Treasury Bills	—	13,936,285	—	13,936,285
Investment Company	1,000,000	—	—	1,000,000
Repurchase Agreements	—	1,369,589	—	1,369,589
U.S. Government Agency Securities	—	8,399,163	—	8,399,163
U.S. Treasury Obligations	—	29,098,737	—	29,098,737
U.S. Treasury Obligations	—	79,756,868	—	79,756,868

Total Assets	$1,057,150	$384,580,280	$—	$385,637,430

Liabilities:
Centrally Cleared Credit Default Swaps	$—	$(15,526)	$—	$(15,526)
Forward Currency Contracts	—	(1,644,643)	—	(1,644,643)
Futures	(207,327)	—	—	(207,327)
Centrally Cleared Interest Rate Swaps	—	(444,212)	—	(444,212)

Total Liabilities	$(207,327)	$(2,104,381)	$—	$(2,311,708)

Total	$849,823	$382,475,899	$—	$383,325,722

See Notes to Financial Statements.

1218

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EQ/PIMCO TOTAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

Fair Values of Derivative Instruments as of June 30, 2021:

	Statement of Assets and Liabilities
Derivatives Contracts^	Asset Derivatives	Fair Value
Interest rate contracts	Receivables, Net assets – Unrealized appreciation	$159,763 *
Foreign exchange contracts	Receivables	659,244
Credit contracts	Receivables	131,219

Total		$950,226

	Liability Derivatives
Interest rate contracts	Payables, Net assets – Unrealized depreciation	$(651,539)*
Foreign exchange contracts	Payables	(1,644,643)
Credit contracts	Payables	(15,526)

Total		$(2,311,708)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2021:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Options	Futures	Forward Foreign Currency Contracts	Swaps	Total
Interest rate contracts	$3,750	$134,671	$—	$655,915	$794,336
Foreign exchange contracts	20,631	—	420,777	—	441,408
Credit contracts	—	—	—	87,483	87,483

Total	$24,381	$134,671	$420,777	$743,398	$1,323,227

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Options	Futures	Forward Foreign Currency Contracts	Swaps	Total
Interest rate contracts	$(397)	$(211,310)	$—	$(318,299)	$(530,006)
Foreign exchange contracts	—	—	149,746	—	149,746
Credit contracts	—	—	—	124,653	124,653

Total	$(397)	$(211,310)	$149,746	$(193,646)	$(255,607)

^ This Portfolio held forward foreign currency contracts, futures contracts, option contracts and swaps contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

The Portfolio held forward foreign currency contracts with an average settlement value of approximately $58,066,000, futures contracts with an average notional balance of approximately $34,467,000, option contracts with an average notional balance of approximately $3,000 and swaps contracts with an average notional balance of $60,163,000 respectively, during the six months ended June 30, 2021.

See Notes to Financial Statements.

1219

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EQ/PIMCO TOTAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

The following table presents the Portfolio’s gross derivative assets and liabilities by counterparty net of amounts available for offset under netting arrangements and any related collateral received or pledged by the Portfolio as of June 30, 2021:

Counterparty	Gross Amount of Derivative Assets Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Received*	Net Amount Due from Counterparty
Bank of America	$265,631	$(21,693)	$(200,000)	$43,938
Citibank NA	65,286	(25,454)	—	39,832
Goldman Sachs Bank USA	39,765	(31,480)	—	8,285
HSBC Bank plc	288,562	(7,891)	(280,671)	—

Total	$659,244	$(86,518)	$(480,671)	$92,055

Counterparty	Gross Amount of Derivative Liabilities Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Pledged**	Net Amount Due to Counterparty
Bank of America	$21,693	$(21,693)	$—	$—
Citibank NA	25,454	(25,454)	—	—
Goldman Sachs Bank USA	31,480	(31,480)	—	—
HSBC Bank plc	7,891	(7,891)	—	—
JPMorgan Chase Bank	1,558,125	—	(1,558,125)	—

Total	$1,644,643	$(86,518)	$(1,558,125)	$—

(a)	For financial reporting purposes the Portfolio does not offset derivative assets and derivative liabilities subject to master netting arrangements in the Statement of Assets and Liabilities.
*	The table above does not include the additional collateral received from the counterparty. Total additional collateral received is $19,329.
**	The table above does not include the additional collateral pledged to the counterparty. Total additional collateral pledged is $874,224.

Investment security transactions for the six months ended June 30, 2021 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$511,068,311
Long-term U.S. government debt securities	3,044,709

$514,113,020

Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$547,964,035

As of June 30, 2021, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$24,178,303
Aggregate gross unrealized depreciation	(5,466,263)

Net unrealized appreciation	$18,712,040

Federal income tax cost of investments in securities and derivative instruments, if applicable	$365,353,045

See Notes to Financial Statements.

1220

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EQ/PIMCO TOTAL RETURN PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2021 (Unaudited)

ASSETS
Investments in Securities, at value (x)
Unaffiliated Issuers (Cost $363,813,975)	$383,317,615
Repurchase Agreements (Cost $1,369,589)	1,369,589
Cash	666,645
Foreign cash (Cost $755,606)	749,636
Cash held as collateral at broker for futures	301,000
Receivable for forward settling transactions	58,546,307
Receivable for securities sold	4,073,462
Variation Margin on Centrally Cleared Swaps	1,705,102
Dividends, interest and other receivables	1,634,052
Unrealized appreciation on forward foreign currency contracts	659,244
Due from broker for futures variation margin	166,327
Receivable for Portfolio shares sold	96,988
Securities lending income receivable	705
Other assets	3,838

Total assets	453,290,510

LIABILITIES
Payable for forward settling transactions	108,125,500
Payable for securities purchased	4,855,875
Payable for return of collateral on securities loaned	2,369,589
Unrealized depreciation on forward foreign currency contracts	1,644,643
Payable for return of cash collateral on forward foreign currency contracts	500,000
Payable for Portfolio shares redeemed	209,131
Investment management fees payable	91,939
Distribution fees payable – Class IB	68,584
Administrative fees payable	25,202
Accrued expenses	95,016

Total liabilities	117,985,479

NET ASSETS	$335,305,031

Net assets were comprised of:
Paid in capital	$320,166,830
Total distributable earnings (loss)	15,138,201

Net assets	$335,305,031

Class IB
Net asset value, offering and redemption price per share, $335,305,031 / 29,955,150 shares outstanding (unlimited amount authorized: $0.01 par value)	$11.19

(x)	Includes value of securities on loan of $2,325,364.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2021 (Unaudited)

INVESTMENT INCOME
Interest	$3,593,566
Dividends	8
Securities lending (net)	1,815

Total income	3,595,389

EXPENSES
Investment management fees	825,328
Distribution fees – Class IB	412,664
Administrative fees	152,679
Professional fees	44,225
Custodian fees	37,003
Printing and mailing expenses	18,781
Trustees’ fees	4,296
Miscellaneous	20,919

Gross expenses	1,515,895
Less: Waiver from investment manager	(278,008)

Net expenses	1,237,887

NET INVESTMENT INCOME (LOSS)	2,357,502

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	(1,924,493)
Futures contracts	134,671
Forward foreign currency contracts	420,777
Foreign currency transactions	217,272
Swaps	743,398
Options written	24,381
Securities sold short	3,906

Net realized gain (loss)	(380,088)

Change in unrealized appreciation (depreciation) on:
Investments in securities	(5,841,205)
Futures contracts	(211,310)
Forward foreign currency contracts	149,746
Foreign currency translations	(60,717)
Options written	(397)
Securities sold short	(859)
Swaps	(193,646)

Net change in unrealized appreciation (depreciation)	(6,158,388)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(6,538,476)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(4,180,974)

See Notes to Financial Statements.

1221

EQ ADVISORS TRUST

EQ/PIMCO TOTAL RETURN PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31, 2020
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$2,357,502	$5,298,231
Net realized gain (loss)	(380,088)	9,975,745
Net change in unrealized appreciation (depreciation)	(6,158,388)	9,747,458

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(4,180,974)	25,021,434

Distributions to shareholders:
Class IB	—	(17,111,931)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 3,269,821 and 6,801,298 shares, respectively ]	36,440,811	78,774,269
Capital shares issued in reinvestment of dividends and distributions [ 0 and 1,513,005 shares, respectively ]	—	17,111,931
Capital shares repurchased [ (2,800,956) and (5,493,036) shares, respectively ]	(31,130,078)	(62,859,919)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	5,310,733	33,026,281

TOTAL INCREASE (DECREASE) IN NET ASSETS	1,129,759	40,935,784
NET ASSETS:
Beginning of period	334,175,272	293,239,488

End of period	$335,305,031	$334,175,272

See Notes to Financial Statements.

1222

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EQ/PIMCO TOTAL RETURN PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31,				October 22, 2018* to December 31, 2018
Class IB			2020		2019
Net asset value, beginning of period	$11.33		$11.00		$10.57		$10.51

Income (loss) from investment operations:
Net investment income (loss) (e)	0.08		0.20		0.29		0.05
Net realized and unrealized gain (loss)	(0.22)		0.74		0.63		0.12

Total from investment operations	(0.14)		0.94		0.92		0.17

Less distributions:
Dividends from net investment income	—		(0.21)		(0.22)		(0.07)
Distributions from net realized gains	—		(0.40)		(0.27)		(0.04)

Total dividends and distributions	—		(0.61)		(0.49)		(0.11)

Net asset value, end of period	$11.19		$11.33		$11.00		$10.57

Total return (b)	(1.24)%		8.58%		8.68%		1.62%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$335,305		$334,175		$293,239		$252,833
Ratio of expenses to average net assets:
After waivers (a)(f)	0.75	%(j)	0.75	%(j)	1.30	%***(k)	1.39	%**(m)
Before waivers (a)(f)	0.92%		0.93%		1.51	%***	1.60	%**
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	1.43%		1.69%		2.62%		2.68	%(l)
Before waivers (a)(f)	1.26%		1.51%		2.41%		2.47	%(l)
Portfolio turnover rate^	150	%(z)	515%		430%		122	%(z)
*	Commencement of Operations.
**	Includes Interest Expense of 0.64%.
***	Includes Interest Expense of 0.55%.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized. Certain non-recurring expenses incurred by the Portfolio are not annualized for periods less than one year.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers would be 0.75% for Class IB.
(k)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.30% for Class IB.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(m)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.39% for Class IB.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

1223

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2021	% of Net Assets
Financials	22.2%
U.S. Government Agency Securities	15.6
Collateralized Mortgage Obligations	12.5
Asset-Backed Securities	10.5
U.S. Treasury Obligations	7.2
Consumer Discretionary	6.8
Utilities	5.0
Industrials	4.5
Commercial Mortgage-Backed Securities	3.9
Consumer Staples	2.0
Communication Services	2.0
Energy	1.9
Health Care	1.9
Materials	1.1
Supranational	1.0
Municipal Bonds	0.8
Information Technology	0.7
Real Estate	0.7
Repurchase Agreements	0.1
Mortgage-Backed Securities	0.0 #
Cash and Other	(0.4)

100.0%

#	Less than 0.05%.

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IA and Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2021 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/21	Ending Account Value 6/30/21	Expenses Paid During Period* 1/1/21 - 6/30/21
Class IA
Actual	$1,000.00	$1,000.00	$3.97
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.83	4.01
Class IB
Actual	1,000.00	999.00	3.97
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.83	4.01
Class K
Actual	1,000.00	1,001.00	2.73
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.07	2.76

* Expenses are equal to the Portfolio’s Class IA, Class IB and Class K shares annualized expense ratio of 0.80%, 0.80% and 0.55%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

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EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2021 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed Securities (10.5%)
AmeriCredit Automobile Receivables Trust,
Series 2020-3 A2 0.420%, 3/18/24	$3,922,610	$3,926,975
Arkansas Student Loan Authority,
Series 2010-1 A 1.038%, 11/25/43 (l)	665,720	658,600
CarMax Auto Owner Trust,
Series 2020-3 A2A 0.490%, 6/15/23	1,057,411	1,058,348
Chesapeake Funding II LLC,
Series 2018-2A A2 0.443%, 8/15/30 (l)§	1,477,359	1,480,565
Citibank Credit Card Issuance Trust,
Series 2017-A5 A5 0.711%, 4/22/26 (l)	3,000,000	3,041,745
Citigroup Mortgage Loan Trust,
Series 2007-AMC2 A3A 0.172%, 1/25/37 (l)	38,926	32,531
Dell Equipment Finance Trust,
Series 2020-2 A2 0.470%, 10/24/22§	6,674,802	6,685,916
DT Auto Owner Trust,
Series 2020-3A A 0.540%, 4/15/24§	3,845,527	3,850,850
Edsouth Indenture No. 3 LLC,
Series 2012-2 A 0.821%, 4/25/39 (l)§	511,516	508,444
Enterprise Fleet Financing LLC,
Series 2019-3 A2 2.060%, 5/20/25§	1,204,972	1,221,521
Federal Express Corp. Pass-Through Trust,
Series 1998 6.720%, 1/15/22	206,176	212,271
FirstKey Homes Trust,
Series 2020-SFR2 A 1.266%, 10/19/37§	5,288,302	5,260,865
Ford Credit Floorplan Master Owner Trust,
Series 2019-3 A2 0.673%, 9/15/24 (l)	2,200,000	2,214,546
Series 2020-1 A1 0.700%, 9/15/25	6,400,000	6,431,982
Ford Credit Floorplan Master Owner Trust A,
Series 2018-3 A2 0.473%, 10/15/23 (l)	7,000,000	7,005,566
GLS Auto Receivables Issuer Trust,
Series 2020-3A A 0.690%, 10/16/23§	955,032	956,432
GM Financial Consumer Automobile Receivables Trust,
Series 2020-1 A2 1.830%, 1/17/23	13,997	14,005
GMF Floorplan Owner Revolving Trust,
Series 2020-1 A 0.680%, 8/15/25§	3,000,000	3,015,704
GSAA Trust,
Series 2007-6 A4 0.691%, 5/25/47 (l)	108,032	86,403
LMREC LLC,
Series 2021-CRE4 A 1.160%, 4/22/37 (l)§	10,500,000	10,501,562
Marlette Funding Trust,
Series 2019-3A A 2.690%, 9/17/29§	173,662	174,232
Massachusetts Educational Financing Authority,
Series 2008-1 A1 1.126%, 4/25/38 (l)	95,438	96,335
Mill City Mortgage Loan Trust,
Series 2017-2 A1 2.750%, 7/25/59 (l)§	727,707	739,839
Navient Private Education Loan Trust,
Series 2015-AA A2A 2.650%, 12/15/28§	267,530	272,396
Series 2020-IA A1B 1.073%, 4/15/69 (l)§	5,173,764	5,212,191
Navient Private Education Refi Loan Trust,
Series 2020-A A1 0.423%, 11/15/68 (l)§	677,940	678,485
Series 2020-DA A 1.690%, 5/15/69§	2,357,434	2,380,754
Series 2020-GA A 1.170%, 9/16/69§	1,908,982	1,917,655
Navient Student Loan Trust,
Series 2017-5A A 0.892%, 7/26/66 (l)§	2,971,884	3,002,733
Nelnet Student Loan Trust,
Series 2005-3 A5 0.255%, 12/24/35 (l)	2,776,295	2,735,333
Series 2013-5A A 0.722%, 1/25/37 (l)§	1,248,263	1,250,527
Series 2016-1A A 0.892%, 9/25/65 (l)§	6,123,688	6,116,566
Series 2019-2A A 0.992%, 6/27/67 (l)§	1,174,612	1,191,593
Nissan Master Owner Trust Receivables,
Series 2019-A A 0.633%, 2/15/24 (l)	2,000,000	2,006,765
Northstar Education Finance, Inc.,
Series 2012-1 A 0.791%, 12/26/31 (l)§	507,772	510,173
Northwest Airlines Pass-Through Trust,
Series 2002-1 G-2 6.264%, 11/20/21	81,259	81,154
PFS Financing Corp.,
Series 2020-B A 1.210%, 6/15/24§	3,000,000	3,025,213
Series 2020-F A 0.930%, 8/15/24§	1,300,000	1,306,463
PHEAA Student Loan Trust,
Series 2016-2A A 1.042%, 11/25/65 (l)§	2,130,143	2,151,403
Santander Drive Auto Receivables Trust,
Series 2020-2 A2A 0.620%, 5/15/23	160,858	160,886
SLC Student Loan Trust,
Series 2005-3 A3 0.239%, 6/15/29 (l)	1,280,034	1,272,957
Series 2006-1 A5 0.229%, 3/15/27 (l)	1,092,466	1,090,231
SLM Student Loan Trust,
Series 2004-10 A7B 0.776%, 10/25/29 (l)§	1,680,054	1,673,045

See Notes to Financial Statements.

1225

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PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Principal Amount	Value (Note 1)
Series 2005-7 A4 0.326%, 10/25/29 (l)	$1,399,358	$1,389,775
Series 2005-8 A4 0.726%, 1/25/28 (l)	295,261	295,282
Series 2008-9 A 1.676%, 4/25/23 (l)	1,657,738	1,671,345
Series 2010-1 A 0.492%, 3/25/25 (l)	2,269,257	2,256,083
Series 2012-3 A 0.741%, 12/27/38 (l)	5,682,298	5,725,054
SMB Private Education Loan Trust,
Series 2015-A A2B 1.073%, 6/15/27 (l)§	1,501,057	1,502,252
Series 2015-B A2B 1.273%, 7/15/27 (l)§	627,639	629,132
Series 2016-C A2A 2.340%, 9/15/34§	3,295,132	3,368,122
Series 2020-PTA A1 0.392%, 9/15/54 (l)§	180,642	180,439
Series 2020-PTA A2A 1.600%, 9/15/54§	2,000,000	2,018,747
SoFi Consumer Loan Program LLC,
Series 2017-5 A2 2.780%, 9/25/26§	303,594	304,125
SoFi Professional Loan Program LLC,
Series 2015-D A2 2.720%, 10/27/36§	89,764	90,626
Series 2016-E A1 0.942%, 7/25/39 (l)§	48,841	48,887
Towd Point Mortgage Trust,
Series 2018-3 A1 3.750%, 5/25/58 (l)§	1,676,261	1,773,572
Series 2019-HY2 A1 1.091%, 5/25/58 (l)§	1,122,296	1,132,555
Series 2019-HY3 A1A 1.092%, 10/25/59 (l)§	1,178,917	1,189,202
Series 2020-1 A1 2.710%, 1/25/60 (l)§	3,566,161	3,668,420
Series 2020-2 A1A 1.636%, 4/25/60 (l)§	10,193,486	10,240,015
Toyota Auto Loan Extended Note Trust,
Series 2020-1A A 1.350%, 5/25/33§	5,600,000	5,693,874
United States Small Business Administration,
Series 2003-20I 1 5.130%, 9/1/23	410	428
Series 2004-20C 1 4.340%, 3/1/24	5,249	5,504
Series 2005-20B 1 4.625%, 2/1/25	8,092	8,493
Series 2008-20G 1 5.870%, 7/1/28	692,391	767,336
Series 2008-20H 1 6.020%, 8/1/28	677,727	744,172
Westlake Automobile Receivables Trust,
Series 2020-3A A2 0.560%, 5/15/24§	2,019,926	2,023,880
World Omni Select Auto Trust,
Series 2020-A A2 0.470%, 6/17/24	3,997,453	4,001,802

Total Asset-Backed Securities		147,940,882

Collateralized Mortgage Obligations (12.5%)
Alternative Loan Trust,
Series 2005-61 2A1 0.651%, 12/25/35 (l)	6,884	6,850
Series 2005-62 2A1 1.116%, 12/25/35 (l)	32,179	29,446
Series 2006-OA22 A1 0.251%, 2/25/47 (l)	146,687	136,552
Series 2007-OA7 A1A 0.272%, 5/25/47 (l)	33,915	32,292
American Home Mortgage Assets Trust,
Series 2006-1 2A1 0.471%, 5/25/46 (l)	1,827,512	1,632,412
Arroyo Mortgage Trust,
Series 2021-1R A1 1.175%, 10/25/48 (l)§	1,300,000	1,301,602
BCAP LLC Trust,
Series 2006-AA2 A1 0.262%, 1/25/37 (l)	180,335	177,676
Bear Stearns ALT-A Trust,
Series 2005-4 1A1 0.532%, 4/25/35 (l)	24,624	24,644
Series 2005-7 22A1 3.008%, 9/25/35 (l)	390,083	303,542
Bear Stearns ARM Trust,
Series 2002-11 1A2 2.828%, 2/25/33 (l)	1,156	1,073
Series 2003-3 3A2 2.864%, 5/25/33 (l)	9,499	9,587
Series 2003-8 2A1 2.302%, 1/25/34 (l)	946	961
Series 2003-8 4A1 2.742%, 1/25/34 (l)	3,661	3,783
Series 2004-10 15A1 2.527%, 1/25/35 (l)	20,157	19,828
Series 2004-10 21A1 3.159%, 1/25/35 (l)	255,141	268,687
Series 2007-3 1A1 3.159%, 5/25/47 (l)	907,765	902,109
CHL Mortgage Pass-Through Trust,
Series 2004-12 11A1 2.992%, 8/25/34 (l)	27,683	27,638
Series 2005-25 A11 5.500%, 11/25/35	75,470	57,502
Series 2005-3 1A2 0.672%, 4/25/35 (l)	56,993	53,861
Citigroup Mortgage Loan Trust,
Series 2005-11 A1A 2.470%, 5/25/35 (l)	1,478	1,497
Series 2005-11 A2A 2.530%, 10/25/35 (l)	44,252	44,741
Series 2005-12 2A1 0.892%, 8/25/35 (l)§	166,007	155,120
Series 2019-B A1 3.258%, 4/25/66 (l)§	963,276	971,406
Citigroup Mortgage Loan Trust, Inc.,
Series 2005-6 A1 2.220%, 9/25/35 (l)	3,814	3,981
Series 2005-6 A2 2.210%, 9/25/35 (l)	12,363	12,897

See Notes to Financial Statements.

1226

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PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Principal Amount	Value (Note 1)
Credit Suisse First Boston Mortgage Securities Corp.,
Series 2002-P1A A 0.714%, 3/25/32 (l)§	$376	$359
CSMC Trust,
Series 2019-RP10 A1 3.025%, 12/26/59 (l)§	906,892	912,008
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust,
Series 2003-3 3A1 5.000%, 10/25/18	3,887	3,880
Series 2005-AR2 7A1 2.620%, 10/25/35 (l)	18,499	18,243
Deutsche Alt-B Securities Mortgage Loan Trust,
Series 2006-AB4 A1B1 0.192%, 10/25/36 (l)	592	462
FHLMC,
Series 2142 Z 6.500%, 4/15/29	1,828	2,041
Series 2411 FJ 0.423%, 12/15/29 (l)	448	449
Series 3017 CF 0.373%, 8/15/25 (l)	31,008	30,978
Series 3222 FN 0.473%, 9/15/36 (l)	11,566	11,663
Series 3241 FM 0.453%, 11/15/36 (l)	7,240	7,294
Series 3245 NF 0.553%, 11/15/36 (l)	231,354	234,582
Series 328 F4 0.460%, 2/15/38 STRIPS (l)	1,033,175	1,025,893
Series 330 F4 0.460%, 10/15/37 STRIPS (l)	3,188,390	3,200,626
Series 343 F4 0.460%, 10/15/37 STRIPS (l)	1,038,926	1,047,733
Series 3807 FM 0.573%, 2/15/41 (l)	247,351	243,456
Series 3850 FC 0.493%, 4/15/41 (l)	208,625	210,622
Series 3898 TF 0.573%, 7/15/39 (l)	22,818	23,176
Series 3927 FH 0.523%, 9/15/41 (l)	217,120	220,440
Series 4283 JF 0.473%, 12/15/43 (l)	2,018,371	2,032,710
Series 4367 GF 0.460%, 3/15/37 (l)	2,268,637	2,259,865
Series 4615 AF 0.460%, 10/15/38 (l)	816,991	827,939
Series 4678 AF 0.510%, 12/15/42 (l)	3,309,503	3,341,954
Series 4774 BF 0.373%, 2/15/48 (l)	3,320,504	3,326,512
Series 4779 WF 0.460%, 7/15/44 (l)	3,801,156	3,829,624
Series 4875 F 0.523%, 4/15/49 (l)	2,058,821	2,070,970
Series 4906 WF 0.510%, 12/15/38 (l)	1,732,029	1,758,584
Series 4913 FC 0.535%, 6/15/44 (l)	2,628,906	2,639,315
Series 4948 E 2.500%, 10/25/48	797,298	825,026
Series 5115 EM 1.000%, 9/15/44	9,732,164	9,752,883
FHLMC Structured Pass-Through Certificates,
Series T-57 1A1 6.500%, 7/25/43	2,679	3,265
Series T-62 1A1 1.316%, 10/25/44 (l)	159,272	163,568
Series T-63 1A1 1.328%, 2/25/45 (l)	201,706	203,333
First Horizon Alternative Mortgage Securities Trust,
Series 2004-AA1 A1 2.179%, 6/25/34 (l)	25,607	26,127
First Horizon Mortgage Pass-Through Trust,
Series 2005-AR3 2A1 2.861%, 8/25/35 (l)	26,742	21,083
FNMA,
Series 2003-W8 3F2 0.442%, 5/25/42 (l)	10,374	10,447
Series 2005-38 F 0.392%, 5/25/35 (l)	18,922	19,013
Series 2006-118 A2 0.151%, 12/25/36 (l)	71,236	70,595
Series 2006-5 3A2 2.100%, 5/25/35 (l)	32,649	33,433
Series 2007-109 GF 0.772%, 12/25/37 (l)	549,400	562,867
Series 2007-84 FN 0.592%, 8/25/37 (l)	195,587	197,433
Series 2010-74 AF 0.632%, 7/25/37 (l)	166,124	168,937
Series 2014-42 FA 0.510%, 7/25/44 (l)	896,034	895,468
Series 2014-84 BF 0.460%, 12/25/44 (l)	1,849,105	1,861,990
Series 2014-86 PA 2.000%, 12/25/44	408,574	416,371
Series 2015-64 KF 0.460%, 9/25/45 (l)	3,669,596	3,662,695
Series 2016-11 AF 0.615%, 3/25/46 (l)	2,822,279	2,822,096
Series 2016-40 PF 0.560%, 7/25/46 (l)	2,374,209	2,376,448
Series 2016-84 DF 0.535%, 11/25/46 (l)	753,235	753,093
Series 2016-97 CF 0.535%, 12/25/56 (l)	1,618,365	1,617,337
Series 2017-108 AF 0.392%, 1/25/48 (l)	1,366,993	1,370,635
Series 2019-41 F 0.592%, 8/25/59 (l)	6,651,396	6,711,552
Series 2019-41 FD 0.592%, 8/25/59 (l)	1,328,773	1,340,009
Series 2019-53 FA 0.510%, 9/25/49 (l)	3,234,369	3,234,276
Series 2019-60 WF 0.510%, 10/25/59 (l)	1,730,986	1,729,116
Series 2020-22 FA 0.492%, 4/25/50 (l)	5,365,833	5,415,605
GCAT,
Series 2021-NQM3 A1 1.091%, 5/25/66 (l)§	2,500,000	2,501,983

See Notes to Financial Statements.

1227

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PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Principal Amount	Value (Note 1)
GCAT LLC,
Series 2020-4 A1 2.611%, 12/25/25 (e)§	$2,342,547	$2,354,323
GNMA,
Series 2012-H08 FC 0.677%, 4/20/62 (l)	1,407,568	1,415,640
Series 2012-H11 FA 0.807%, 2/20/62 (l)	3,855,815	3,887,370
Series 2012-H12 FA 0.657%, 4/20/62 (l)	1,737,597	1,746,541
Series 2012-H12 FB 1.157%, 2/20/62 (l)	1,754,594	1,779,739
Series 2013-H13 FT 0.500%, 5/20/63 (l)	923,667	916,217
Series 2015-H04 FA 0.757%, 12/20/64 (l)	1,424,240	1,440,843
Series 2015-H32 FA 0.857%, 12/20/65 (l)	3,139,561	3,188,650
Series 2016-H14 FA 0.907%, 6/20/66 (l)	2,797,143	2,845,507
Series 2016-H17 FK 0.957%, 7/20/66 (l)	685,682	699,146
Series 2016-H20 PT 3.032%, 9/20/66 (l)	2,818,844	2,996,815
Series 2017-H07 FG 0.567%, 2/20/67 (l)	7,377,728	7,407,533
Series 2017-H12 FE 0.307%, 6/20/66 (l)	77,631	77,578
Series 2018-H18 FC 0.457%, 8/20/65 (l)	3,655,064	3,660,351
Series 2019-54 KF 0.506%, 5/20/44 (l)	2,776,434	2,777,897
Series 2019-90 F 0.543%, 7/20/49 (l)	2,739,430	2,756,907
Series 2020-17 EU 2.500%, 10/20/49	452,731	473,809
Series 2020-63 PF 0.493%, 4/20/50 (l)	8,840,744	8,873,348
Series 2021-H09 FG 1.510%, 6/20/71 (l)(r)	1,500,000	1,632,173
GreenPoint Mortgage Funding Trust,
Series 2005-AR5 1A1 0.632%, 11/25/45 (l)	11,454	10,377
GS Mortgage-Backed Securities Corp. Trust,
Series 2021-RPL1 A1 1.750%, 12/25/60 (l)§	7,520,386	7,632,651
GSR Mortgage Loan Trust,
Series 2005-AR6 2A1 2.924%, 9/25/35 (l)	12,773	13,024
HarborView Mortgage Loan Trust,
Series 2005-2 2A1A 0.538%, 5/19/35 (l)	6,355	6,113
Series 2006-1 2A1A 0.573%, 3/19/36 (l)	51,198	50,892
IndyMac INDX Mortgage Loan Trust,
Series 2004-AR11 2A 2.880%, 12/25/34 (l)	31,391	32,438
Legacy Mortgage Asset Trust,
Series 2019-GS6 A1 3.000%, 6/25/59 (e)§	736,905	739,051
MASTR Adjustable Rate Mortgages Trust,
Series 2004-13 3A7 2.876%, 11/21/34 (l)	13,239	13,369
MASTR Alternative Loan Trust,
Series 2003-5 6A1 6.000%, 8/25/33	269,637	279,054
Mellon Residential Funding Corp. Mortgage Pass-Through Certificates,
Series 2001-TBC1 A1 0.773%, 11/15/31 (l)	7,657	7,786
Merrill Lynch Mortgage Investors Trust,
Series 2005-3 5A 0.592%, 11/25/35 (l)	23,198	23,059
MFA Trust,
Series 2020-NQM2 A1 1.381%, 4/25/65 (l)§	2,849,412	2,860,784
MRFC Mortgage Pass-Through Trust,
Series 2000-TBC3 A1 0.513%, 12/15/30 (l)	2,847	2,789
New Residential Mortgage Loan Trust,
Series 2019-RPL3 A1 2.750%, 7/25/59 (l)§	7,032,932	7,329,034
Series 2020-RPL1 A1 2.750%, 11/25/59 (l)§	5,964,938	6,166,988
Series 2021-NQ2R A1 0.941%, 9/25/58 (l)§	3,686,661	3,686,303
RALI Trust,
Series 2005-QO1 A1 0.392%, 8/25/35 (l)	11,802	10,200
Reperforming Loan REMIC Trust,
Series 2005-R2 1AF1 0.432%, 6/25/35 (l)§	12,899	12,365
Securitized Asset Sales, Inc.,
Series 1993-6 A5 2.158%, 11/26/23 (l)	270	266
Sequoia Mortgage Trust,
Series 10 2A1 0.853%, 10/20/27 (l)	777	765
Series 2003-4 2A1 0.793%, 7/20/33 (l)	491,762	491,295
Series 2005-2 A2 0.697%, 3/20/35 (l)	307,047	297,537
Starwood Mortgage Residential Trust,
Series 2020-3 A1 1.486%, 4/25/65 (l)§	1,266,945	1,277,981
Series 2021-2 A1 0.943%, 5/25/65 (l)§	8,809,701	8,805,601
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-1 4A2 2.535%, 2/25/34 (l)	15,635	15,862
Series 2004-19 2A1 1.516%, 1/25/35 (l)	9,525	8,870
Series 2005-17 3A1 2.925%, 8/25/35 (l)	35,417	34,128
Structured Asset Mortgage Investments II Trust,
Series 2004-AR5 1A1 0.753%, 10/19/34 (l)	17,300	16,999
Series 2005-AR5 A1 0.593%, 7/19/35 (l)	29,058	28,192
Series 2005-AR5 A2 0.593%, 7/19/35 (l)	36,035	34,861

See Notes to Financial Statements.

1228

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Principal Amount	Value (Note 1)
Series 2006-AR4 2A1 0.471%, 6/25/36 (l)	$8,378	$8,460
Series 2006-AR5 1A1 0.512%, 5/25/36 (l)	475,623	414,257
WaMu Mortgage Pass-Through Certificates Trust,
Series 2002-AR17 1A 1.316%, 11/25/42 (l)	1,680	1,656
Series 2002-AR2 A 1.593%, 2/27/34 (l)	980	1,000
Series 2003-AR1 A5 2.344%, 3/25/33 (l)	130,088	131,406
Series 2004-AR1 A 2.409%, 3/25/34 (l)	221,027	227,481
Series 2005-AR13 A1A1 0.672%, 10/25/45 (l)	35,262	35,235
Series 2005-AR15 A1A1 0.611%, 11/25/45 (l)	11,157	10,978
Series 2006-AR15 2A 1.843%, 11/25/46 (l)	11,181	10,977
Series 2006-AR3 A1A 1.116%, 2/25/46 (l)	17,663	17,779
Series 2006-AR7 3A 1.843%, 7/25/46 (l)	66,490	64,989

Total Collateralized Mortgage Obligations		175,970,988

Commercial Mortgage-Backed Securities (3.9%)
280 Park Avenue Mortgage Trust,
Series 2017-280P A 0.953%, 9/15/34 (l)§	1,000,000	1,000,001
A10 Bridge Asset Financing LLC,
Series 2020-C A 2.021%, 8/15/40§	4,671,117	4,695,581
AREIT Trust,
Series 2019-CRE3 A 1.144%, 9/14/36 (l)§	2,000,000	1,999,155
BAMLL Commercial Mortgage Securities Trust,
Series 2019-AHT A 1.273%, 3/15/34 (l)§	1,300,000	1,300,004
Bancorp Commercial Mortgage Trust,
Series 2019-CRE6 A 1.174%, 9/15/36 (l)§	883,504	882,952
Beast Mortgage Trust,
Series 2021-1818 A 1.300%, 3/15/36 (l)§	2,500,000	2,501,273
Beneria Cowen & Pritzer Collateral Funding Corp.,
Series 2021-330N A 0.899%, 6/15/38 (l)§	7,000,000	6,979,315
CFCRE Commercial Mortgage Trust,
Series 2017-C8 ASB 3.367%, 6/15/50	3,500,000	3,741,730
Citigroup Commercial Mortgage Trust,
Series 2016-C2 AAB 2.710%, 8/10/49	2,349,000	2,453,243
CSMC Trust,
Series 2017-CHOP A 1.073%, 7/15/32 (l)§	8,000,000	7,970,002
DBCG Mortgage Trust,
Series 2017-BBG A 0.773%, 6/15/34 (l)§	5,000,000	4,999,999
Extended Stay America Trust,
Series 2021-ESH A 0.000%, 7/15/38 (l)§	7,000,000	7,019,675
JP Morgan Chase Commercial Mortgage Securities Trust,
Series 2018-LAQ A 1.073%, 6/15/32 (l)§	151,338	151,433
Series 2019-FL12 A 1.523%, 12/15/31 (l)§	709,903	704,965
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2017-C33 ASB 3.401%, 5/15/50	4,600,000	4,920,902
Natixis Commercial Mortgage Securities Trust,
Series 2018-RIVA A 0.823%, 2/15/33 (l)§	847,850	844,252
Wells Fargo Commercial Mortgage Trust,
Series 2015-C29 ASB 3.400%, 6/15/48	760,856	798,147
WFRBS Commercial Mortgage Trust,
Series 2014-C21 ASBF 0.642%, 8/15/47 (l)§	1,046,828	1,054,960

Total Commercial Mortgage-Backed Securities		54,017,589

Corporate Bonds (48.8%)
Communication Services (2.0%)
Diversified Telecommunication Services (0.8%)
AT&T, Inc.
(ICE LIBOR USD 3 Month + 0.89%), 1.044%, 2/15/23 (k)	4,400,000	4,444,228
(SOFR + 0.64%), 0.690%, 3/25/24 (k)	1,800,000	1,804,143
Verizon Communications, Inc.
(ICE LIBOR USD 3 Month + 1.00%), 1.118%, 3/16/22 (k)	5,275,000	5,310,871

		11,559,242

Entertainment (0.1%)
TWDC Enterprises 18 Corp.
(ICE LIBOR USD 3 Month + 0.39%), 0.524%, 3/4/22 (k)	1,350,000	1,352,933

Media (1.1%)
Charter Communications Operating LLC
4.464%, 7/23/22	1,000,000	1,035,260
(ICE LIBOR USD 3 Month + 1.65%), 1.826%, 2/1/24 (k)	12,200,000	12,540,624
Time Warner Cable LLC 4.000%, 9/1/21	1,600,000	1,600,350

		15,176,234

Total Communication Services		28,088,409

See Notes to Financial Statements.

1229

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Principal Amount	Value (Note 1)
Consumer Discretionary (6.8%)
Automobiles (5.5%)
BMW US Capital LLC
(ICE LIBOR USD 3 Month + 0.50%), 0.660%, 8/13/21 (k)§	$4,000,000	$4,002,308
1.850%, 9/15/21§	1,000,000	1,001,920
(ICE LIBOR USD 3 Month + 0.64%), 0.834%, 4/6/22 (k)(x)§	6,000,000	6,025,991
Daimler Finance North America LLC
(ICE LIBOR USD 3 Month + 0.67%), 0.846%, 11/5/21 (k)§	8,500,000	8,515,951
(ICE LIBOR USD 3 Month + 0.90%), 1.056%, 2/15/22 (k)§	3,000,000	3,015,089
(ICE LIBOR USD 3 Month + 0.88%), 1.030%, 2/22/22 (k)§	11,100,000	11,154,945
Hyundai Capital America
3.950%, 2/1/22§	1,000,000	1,019,632
3.100%, 4/5/22 (m)	1,869,000	1,904,467
3.250%, 9/20/22 (m)	2,000,000	2,061,477
1.150%, 11/10/22§	6,200,000	6,231,061
2.375%, 2/10/23§	500,000	512,637
0.800%, 4/3/23§	2,500,000	2,498,362
Nissan Motor Acceptance Corp.
3.650%, 9/21/21§	1,500,000	1,510,238
(ICE LIBOR USD 3 Month + 0.89%), 1.078%, 1/13/22 (k)§	15,300,000	15,336,852
(ICE LIBOR USD 3 Month + 0.69%), 0.836%, 9/28/22 (k)§	1,500,000	1,502,070
Volkswagen Group of America Finance LLC
(ICE LIBOR USD 3 Month + 0.86%), 0.994%, 9/24/21 (k)§	2,000,000	2,003,969
4.000%, 11/12/21§	1,500,000	1,520,171
0.750%, 11/23/22§	8,000,000	8,024,628

		77,841,768

Hotels, Restaurants & Leisure (0.9%)
Marriott International, Inc.
Series Z 4.150%, 12/1/23	12,100,000	12,953,345

Household Durables (0.4%)
Lennar Corp.
4.125%, 1/15/22	4,500,000	4,545,030
5.375%, 10/1/22	800,000	844,830

		5,389,860

Total Consumer Discretionary		96,184,973

Consumer Staples (2.0%)
Beverages (0.7%)
Molson Coors Beverage Co.
2.100%, 7/15/21	10,695,000	10,701,934

Food Products (0.3%)
Kraft Heinz Foods Co.
(ICE LIBOR USD 3 Month + 0.82%), 0.982%, 8/10/22 (k)	4,110,000	4,117,099

Tobacco (1.0%)
BAT Capital Corp.
(ICE LIBOR USD 3 Month + 0.88%), 1.036%, 8/15/22 (k)	13,900,000	13,977,723

Total Consumer Staples		28,796,756

Energy (1.9%)
Oil, Gas & Consumable Fuels (1.9%)
BP Capital Markets America, Inc.
(ICE LIBOR USD 3 Month + 0.65%), 0.785%, 9/19/22 (k)	1,000,000	1,003,793
Energy Transfer LP 5.875%, 3/1/22	6,655,000	6,798,472
Hanwha Energy USA Holdings Corp.
2.375%, 7/30/22 (m)(x)	1,286,000	1,309,277
Occidental Petroleum Corp.
(ICE LIBOR USD 3 Month + 1.45%), 1.606%, 8/15/22 (k)	5,300,000	5,273,500
Phillips 66
(ICE LIBOR USD 3 Month + 0.62%), 0.776%, 2/15/24 (k)	2,700,000	2,703,523
Sabine Pass Liquefaction LLC
6.250%, 3/15/22	7,000,000	7,181,129
Valero Energy Corp.
(ICE LIBOR USD 3 Month + 1.15%), 1.269%, 9/15/23 (k)	2,000,000	2,003,467

		26,273,161

Total Energy		26,273,161

Financials (22.2%)
Banks (7.3%)
Bank of America Corp.
(SOFR + 0.69%), 0.708%, 4/22/25 (k)	10,670,000	10,729,651
CIT Group, Inc.
5.000%, 8/15/22	12,700,000	13,218,160
Citigroup, Inc.
(ICE LIBOR USD 3 Month + 1.10%), 1.256%, 5/17/24 (k)	14,241,000	14,451,010
(ICE LIBOR USD 3 Month + 1.02%), 1.158%, 6/1/24 (k)	3,000,000	3,040,639
JPMorgan Chase & Co.
(ICE LIBOR USD 3 Month + 1.23%), 1.406%, 10/24/23 (k)(x)	9,128,000	9,248,109

See Notes to Financial Statements.

1230

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Principal Amount	Value (Note 1)
(ICE LIBOR USD 3 Month + 0.73%), 0.903%, 4/23/24 (k)	$2,000,000	$2,015,905
(ICE LIBOR USD 3 Month + 0.89%), 1.063%, 7/23/24 (k)	1,500,000	1,519,455
MUFG Union Bank NA
(SOFR + 0.71%), 0.745%, 12/9/22 (k)	10,555,000	10,620,035
2.100%, 12/9/22	6,500,000	6,653,597
PNC Bank NA
(ICE LIBOR USD 3 Month + 0.33%), 0.475%, 2/24/23 (k)	5,000,000	5,009,338
Santander Holdings USA, Inc.
4.450%, 12/3/21	12,800,000	12,971,498
3.400%, 1/18/23	500,000	519,878
Wells Fargo & Co.
(ICE LIBOR USD 3 Month + 1.23%), 1.415%, 10/31/23 (k)	4,200,000	4,252,332
Wells Fargo Bank NA
(ICE LIBOR USD 3 Month + 0.66%), 0.783%, 9/9/22 (k)	8,500,000	8,499,635

		102,749,242

Capital Markets (3.2%)
Bank of New York Mellon Corp. (The)
(ICE LIBOR USD 3 Month + 1.05%), 1.235%, 10/30/23 (k)	4,584,000	4,633,626
Goldman Sachs Group, Inc. (The)
(SOFR + 0.54%), 0.590%, 11/17/23 (k)	9,000,000	9,005,295
(ICE LIBOR USD 3 Month + 1.60%), 1.735%, 11/29/23 (k)	905,000	932,750
(SOFR + 0.79%), 0.822%, 12/9/26 (k)	1,800,000	1,794,308
(ICE LIBOR USD 3 Month + 1.75%), 1.934%, 10/28/27 (k)	10,911,000	11,509,842
Intercontinental Exchange, Inc.
(ICE LIBOR USD 3 Month + 0.65%), 0.769%, 6/15/23 (k)	4,400,000	4,394,720
Morgan Stanley
(ICE LIBOR USD 3 Month + 1.40%), 1.576%, 10/24/23 (k)	10,544,000	10,702,049
(ICE LIBOR USD 3 Month + 1.22%), 1.382%, 5/8/24 (k)	2,800,000	2,847,228

		45,819,818

Consumer Finance (5.8%)
Ally Financial, Inc.
4.125%, 2/13/22	13,821,000	14,130,451
American Express Co.
(ICE LIBOR USD 3 Month + 0.62%), 0.775%, 5/20/22 (k)	21,000,000	21,079,619
American Honda Finance Corp.
(ICE LIBOR USD 3 Month + 0.29%), 0.418%, 12/10/21 (k)	2,000,000	2,002,222
(ICE LIBOR USD 3 Month + 0.45%), 0.606%, 2/15/22 (k)	5,000,000	5,010,435
(ICE LIBOR USD 3 Month + 0.54%), 0.686%, 6/27/22 (k)	3,200,000	3,213,430
Caterpillar Financial Services Corp.
(ICE LIBOR USD 3 Month + 0.28%), 0.411%, 9/7/21 (k)	2,000,000	2,000,910
(ICE LIBOR USD 3 Month + 0.22%), 0.414%, 1/6/22 (k)	8,000,000	8,005,943
General Motors Financial Co., Inc.
(ICE LIBOR USD 3 Month + 1.10%), 1.275%, 11/6/21 (k)	6,000,000	6,020,284
4.200%, 11/6/21	6,240,000	6,323,063
(ICE LIBOR USD 3 Month + 1.55%), 1.736%, 1/14/22 (k)	4,060,000	4,087,653
3.450%, 4/10/22	1,000,000	1,018,426
Harley-Davidson Financial Services, Inc.
4.050%, 2/4/22§	6,500,000	6,639,483
John Deere Capital Corp.
3.125%, 9/10/21	1,300,000	1,307,204
Synchrony Financial
2.850%, 7/25/22	1,000,000	1,022,923

		81,862,046

Diversified Financial Services (0.6%)
AIG Global Funding
0.800%, 7/7/23§	2,200,000	2,216,669
Synchrony Bank
3.000%, 6/15/22	5,510,000	5,637,274

		7,853,943

Insurance (5.3%)
Athene Global Funding
(ICE LIBOR USD 3 Month + 1.23%), 1.424%, 7/1/22 (k)§	9,200,000	9,283,526
3.000%, 7/1/22§	1,816,000	1,862,435
GA Global Funding Trust
1.000%, 4/8/24§	10,000,000	10,020,027
Jackson National Life Global Funding
(SOFR + 0.60%), 0.650%, 1/6/23 (k)§	2,000,000	2,013,167
Metropolitan Life Global Funding I
(SOFR + 0.35%), 0.379%, 9/8/22 (k)§	13,300,000	13,332,395
New York Life Global Funding
(ICE LIBOR USD 3 Month + 0.44%), 0.628%, 7/12/22 (k)§	1,500,000	1,506,128
(SOFR + 0.48%), 0.512%, 6/9/26 (k)§	12,000,000	11,996,943
Pacific Life Global Funding II
(SOFR + 0.62%), 0.644%, 6/4/26 (k)§	10,000,000	10,009,841

See Notes to Financial Statements.

1231

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Principal Amount	Value (Note 1)
Principal Life Global Funding II
(SOFR + 0.45%), 0.465%, 4/12/24 (k)§	$7,000,000	$7,009,389
Protective Life Global Funding
1.082%, 6/9/23§	7,000,000	7,081,513

		74,115,364

Total Financials		312,400,413

Health Care (1.9%)
Biotechnology (1.0%)
AbbVie, Inc.
(ICE LIBOR USD 3 Month + 0.46%), 0.610%, 11/19/21 (k)	3,500,000	3,503,797
3.450%, 3/15/22	10,000,000	10,167,460

		13,671,257

Pharmaceuticals (0.9%)
Bayer US Finance II LLC
2.750%, 7/15/21§	500,000	500,442
(ICE LIBOR USD 3 Month + 1.01%), 1.129%, 12/15/23 (k)§	3,300,000	3,343,837
Bayer US Finance LLC
3.000%, 10/8/21§	1,000,000	1,007,191
Bristol-Myers Squibb Co.
(ICE LIBOR USD 3 Month + 0.38%), 0.536%, 5/16/22 (k)	6,000,000	6,023,085
Zoetis, Inc.
(ICE LIBOR USD 3 Month + 0.44%), 0.595%, 8/20/21 (k)	1,500,000	1,500,753

		12,375,308

Total Health Care		26,046,565

Industrials (4.5%)
Aerospace & Defense (1.2%)
Boeing Co. (The)
4.508%, 5/1/23	9,900,000	10,550,355
1.875%, 6/15/23	700,000	713,601
1.433%, 2/4/24	4,600,000	4,610,096
Leidos, Inc.
2.950%, 5/15/23	1,500,000	1,532,056

		17,406,108

Airlines (1.0%)
Southwest Airlines Co.
5.250%, 5/4/25	12,200,000	13,898,224

Machinery (0.5%)
CNH Industrial Capital LLC
3.875%, 10/15/21	2,000,000	2,019,142
4.375%, 4/5/22	2,243,000	2,307,861
Komatsu Finance America, Inc.
2.437%, 9/11/22 (m)	2,700,000	2,757,572

		7,084,575

Professional Services (0.4%)
Equifax, Inc.
(ICE LIBOR USD 3 Month + 0.87%), 1.026%, 8/15/21 (k)	5,100,000	5,104,596

Road & Rail (0.1%)
DAE Funding LLC
5.250%, 11/15/21§	1,000,000	1,012,188
ERAC USA Finance LLC
4.500%, 8/16/21§	200,000	201,028

		1,213,216

Trading Companies & Distributors (1.3%)
Air Lease Corp.
3.500%, 1/15/22	4,000,000	4,064,212
2.250%, 1/15/23	800,000	820,803
Aviation Capital Group LLC
(ICE LIBOR USD 3 Month + 0.67%), 0.856%, 7/30/21 (k)§	700,000	699,921
2.875%, 1/20/22§	4,300,000	4,347,122
GATX Corp.
(ICE LIBOR USD 3 Month + 0.72%), 0.896%, 11/5/21 (k)	200,000	200,365
International Lease Finance Corp.
8.625%, 1/15/22	1,168,000	1,218,627
5.875%, 8/15/22	7,000,000	7,404,084

		18,755,134

Total Industrials		63,461,853

Information Technology (0.7%)
IT Services (0.1%)
Fidelity National Information Services, Inc.
0.375%, 3/1/23	2,000,000	1,997,594

Technology Hardware, Storage & Peripherals (0.6%)
Apple, Inc.
0.750%, 5/11/23	8,300,000	8,362,536

Total Information Technology		10,360,130

Materials (1.1%)
Chemicals (0.1%)
International Flavors & Fragrances, Inc.
0.697%, 9/15/22§	1,000,000	1,000,589

Containers & Packaging (1.0%)
Berry Global, Inc.
0.950%, 2/15/24§	2,200,000	2,197,250
4.875%, 7/15/26§	10,981,000	11,584,955

		13,782,205

Total Materials		14,782,794

Real Estate (0.7%)
Equity Real Estate Investment Trusts (REITs) (0.7%)
American Tower Corp. (REIT)
4.700%, 3/15/22	6,000,000	6,177,729

See Notes to Financial Statements.

1232

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Principal Amount	Value (Note 1)
Brixmor Operating Partnership LP (REIT)
(ICE LIBOR USD 3 Month + 1.05%), 1.226%, 2/1/22 (k)	$2,400,000	$2,408,421
SL Green Operating Partnership LP (REIT)
(ICE LIBOR USD 3 Month + 0.98%), 1.136%, 8/16/21 (k)	1,000,000	1,000,050

		9,586,200

Total Real Estate		9,586,200

Utilities (5.0%)
Electric Utilities (3.9%)
American Electric Power Co., Inc.
Series A
(ICE LIBOR USD 3 Month + 0.48%), 0.656%, 11/1/23 (k)	8,300,000	8,308,316
Duke Energy Corp.
(ICE LIBOR USD 3 Month + 0.65%), 0.775%, 3/11/22 (k)	300,000	301,083
Duquesne Light Holdings, Inc.
5.900%, 12/1/21§	600,000	613,094
NextEra Energy Capital Holdings, Inc.
0.650%, 3/1/23	4,500,000	4,512,709
Pacific Gas and Electric Co.
(ICE LIBOR USD 3 Month + 1.38%), 1.531%, 11/15/21 (k)	4,100,000	4,105,967
(ICE LIBOR USD 3 Month + 1.48%), 1.598%, 6/16/22 (k)	5,500,000	5,502,235
1.750%, 6/16/22	6,900,000	6,896,039
3.250%, 6/15/23	200,000	206,762
4.250%, 8/1/23	1,000,000	1,058,431
3.750%, 2/15/24	400,000	419,763
3.400%, 8/15/24	800,000	839,394
Southern California Edison Co.
(SOFR + 0.64%), 0.655%, 4/3/23 (k)	10,000,000	10,015,900
Series D
(ICE LIBOR USD 3 Month + 0.27%), 0.398%, 12/3/21 (k)	4,500,000	4,503,996
Southern Co. (The)
Series 21-A 0.600%, 2/26/24	8,000,000	7,990,464

		55,274,153

Gas Utilities (0.8%)
Atmos Energy Corp.
(ICE LIBOR USD 3 Month + 0.38%), 0.503%, 3/9/23 (k)	7,500,000	7,500,991
CenterPoint Energy Resources Corp.
(ICE LIBOR USD 3 Month + 0.50%), 0.634%, 3/2/23 (k)	3,000,000	3,000,705
Southern Natural Gas Co. LLC
0.625%, 4/28/23§	600,000	600,039

		11,101,735

Multi-Utilities (0.3%)
Dominion Energy, Inc.
Series D
(ICE LIBOR USD 3 Month + 0.53%), 0.649%, 9/15/23 (k)	4,500,000	4,501,754

Total Utilities		70,877,642

Total Corporate Bonds		686,858,896

Mortgage-Backed Securities (0.0%)
FHLMC
2.365%, 11/1/23 (l)	881	895
2.350%, 1/1/34 (l)	3,256	3,433
2.301%, 11/1/35 (l)	7,365	7,759
2.018%, 7/1/36 (l)	188,340	197,868
2.115%, 9/1/36 (l)	100,995	105,984
2.230%, 10/1/36 (l)	99,906	105,187
FNMA
2.561%, 11/1/34 (l)	83,549	88,202
1.804%, 1/1/35 (l)	2,988	3,124
1.834%, 7/1/35 (l)	9,971	10,474
1.972%, 12/1/35 (l)	21,972	23,057
1.795%, 3/1/36 (l)	10,933	11,409
2.254%, 3/1/36 (l)	29,805	31,450
1.318%, 3/1/44 (l)	89,510	91,450
1.318%, 7/1/44 (l)	910	930
1.318%, 10/1/44 (l)	6,190	6,326

Total Mortgage-Backed Securities		687,548

Municipal Bonds (0.8%)
New York State Urban Development Corp., St Personal Income Tax
2.100%, 3/15/22	1,060,000	1,073,552
State of California, High Speed Passenger Train, General Obligation Bonds,
Series C
(ICE LIBOR USD 1 Month + 0.78%, 11.00% Cap), 0.000%, 4/1/47 (k)	7,000,000	7,007,987
Washington Health Care Facilities Authority, Fred Hutchinson Cancer Research Center,
Series B
(ICE LIBOR USD 1 Month + 1.10%, 12.00% Cap), 0.000%, 1/1/42 (k)	3,000,000	3,008,153

Total Municipal Bonds		11,089,692

Supranational (1.0%)
Asian Development Bank
(ICE LIBOR USD 3 Month + 0.01%), 0.129%, 12/15/21	3,330,000	3,331,082
European Investment Bank
(SOFR + 0.29%), 0.315%, 6/10/22 (m)	10,000,000	10,017,958

Total Supranational		13,349,040

See Notes to Financial Statements.

1233

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Principal Amount	Value (Note 1)
U.S. Government Agency Securities (15.6%)
FHLB
0.625%, 11/27/24	$6,000,000	$5,992,657
0.750%, 2/24/26	30,000,000	29,835,546
0.900%, 3/3/26	10,000,000	9,972,000
1.000%, 3/23/26	17,550,000	17,550,000
0.830%, 2/10/27	15,000,000	14,781,438
1.020%, 2/24/27	30,000,000	29,790,771
0.900%, 2/26/27	14,100,000	13,933,521
FHLMC
0.600%, 10/15/25	13,000,000	12,878,701
0.600%, 10/20/25	7,400,000	7,330,238
0.650%, 10/22/25	20,000,000	19,939,404
0.650%, 10/27/25	11,400,000	11,312,122
0.800%, 10/27/26	15,000,000	14,791,677
0.800%, 10/28/26	15,000,000	14,917,845
FNMA
0.700%, 7/30/25	5,000,000	4,978,479
0.875%, 12/18/26	12,000,000	11,869,224

Total U.S. Government Agency Securities		219,873,623

U.S. Treasury Obligations (1.7%)
U.S. Treasury Notes
0.375%, 3/31/22 (z)	22,400,000	22,448,975
0.125%, 6/30/22	1,000,000	1,000,235

Total U.S. Treasury Obligations		23,449,210

Total Long-Term Debt Securities (94.8%) (Cost $1,329,332,309)		1,333,237,468

SHORT-TERM INVESTMENTS:
Commercial Paper (0.4%)
Conagra Brands, Inc.
0.31%, 7/1/21 (n)(p)§	6,000,000	5,999,948

Repurchase Agreements (0.1%)
Citigroup Global Markets, Inc., 0.07%, dated 6/30/21, due 7/1/21, repurchase price $1,275,579, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-5.000%, maturing 4/30/22-2/15/42; total market value $1,301,089. (xx)	1,275,577	1,275,577
Deutsche Bank AG, 0.17%, dated 6/30/21, due 7/1/21, repurchase price $31,173, collateralized by various Foreign Government Agency Securities, ranging from 0.125%-1.875%, maturing 2/12/22-2/15/23; total market value $31,798. (xx)	31,173	31,173
HSBC Bank plc, 0.10%, dated 6/30/21, due 7/1/21, repurchase price $100,000, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-6.125%, maturing 7/15/21-2/15/50; total market value $102,041. (xx)	100,000	100,000
HSBC Bank plc, 0.10%, dated 6/30/21, due 7/1/21, repurchase price $100,000, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-6.125%, maturing 7/15/21-2/15/50; total market value $102,041. (xx)	100,000	100,000

Total Repurchase Agreements		1,506,750

U.S. Treasury Obligations (5.5%)
U.S. Treasury Bills
0.05%, 7/13/21 (p)	12,400,000	12,399,794
0.05%, 7/20/21#(p)	1,201,000	1,200,968
0.04%, 8/24/21 (p)	36,700,000	36,697,651
0.05%, 9/23/21 (p)	12,700,000	12,698,521
0.05%, 9/28/21 (p)	7,600,000	7,599,035
0.05%, 11/26/21 (p)	6,700,000	6,698,487

Total U.S. Treasury Obligations		77,294,456

Total Short-Term Investments (6.0%) (Cost $84,802,615)		84,801,154

Total Investments in Securities (100.8%) (Cost $1,414,134,924)		1,418,038,622
Other Assets Less Liabilities (-0.8%)		(11,320,202)

Net Assets (100%)		$1,406,718,420

#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $1,200,968.
§

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At June 30, 2021, the market value of these securities amounted to $377,715,045 or 26.9% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(e)	Step Bond - Coupon rate increases or decreases in increments to maturity. Rate disclosed is as of June 30, 2021. Maturity date disclosed is the ultimate maturity date.
(k)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of June 30, 2021.
(l)

Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of June 30, 2021.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At June 30, 2021, the market value of these securities amounted to $18,050,751 or 1.3% of net assets.

See Notes to Financial Statements.

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EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

(n)	Section 4(2) Commercial Paper. Private placement for non-current transactions. Notes are usually sold to accredited investors without the intent to freely re-sell their holding.
(p)	Yield to maturity.
(r)	Value determined using significant unobservable inputs.
(x)	All or a portion of security is on loan at June 30, 2021.
(xx)

At June 30, 2021, the Portfolio had loaned securities with a total value of $1,474,620. This was collateralized by cash of $1,506,750 which was subsequently invested in joint repurchase agreements as detailed in the Notes to the Financial Statements.

(z)	All or a portion of the Security is held as a Sale-Buyback position. See Note 1

Glossary:

ARM	—	Adjustable Rate Mortgage
FHLB	—	Federal Home Loan Bank
FHLMC	—	Federal Home Loan Mortgage Corp.
FNMA	—	Federal National Mortgage Association
GNMA	—	Government National Mortgage Association
ICE	—	Intercontinental Exchange
LIBOR	—	London Interbank Offered Rate
REMIC	—	Real Estate Mortgage Investment Conduit
SOFR	—	Secured Overnight Financing Rate
STRIPS	—	Separate Trading of Registered Interest and Principal Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.
USD	—	United States Dollar

Futures contracts outstanding as of June 30, 2021 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
U.S. Treasury 2 Year Note	728	9/2021	USD	160,393,187	(289,770)

					(289,770)

Short Contracts
U.S. Treasury 5 Year Note	(1,343)	9/2021	USD	(165,766,070)	387,338
U.S. Treasury 10 Year Note	(519)	9/2021	USD	(68,767,500)	(424,548)
U.S. Treasury 10 Year Ultra Note	(267)	9/2021	USD	(39,303,234)	(761,733)

					(798,943)

					(1,088,713)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2021:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Asset-Backed Securities	$—	$147,940,882	$—	$147,940,882
Collateralized Mortgage Obligations	—	174,338,815	1,632,173	175,970,988
Commercial Mortgage-Backed Securities	—	54,017,589	—	54,017,589
Corporate Bonds
Communication Services	—	28,088,409	—	28,088,409
Consumer Discretionary	—	96,184,973	—	96,184,973
Consumer Staples	—	28,796,756	—	28,796,756
Energy	—	26,273,161	—	26,273,161
Financials	—	312,400,413	—	312,400,413

See Notes to Financial Statements.

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EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Health Care	$—	$26,046,565	$—	$26,046,565
Industrials	—	63,461,853	—	63,461,853
Information Technology	—	10,360,130	—	10,360,130
Materials	—	14,782,794	—	14,782,794
Real Estate	—	9,586,200	—	9,586,200
Utilities	—	70,877,642	—	70,877,642
Futures	387,338	—	—	387,338
Mortgage-Backed Securities	—	687,548	—	687,548
Municipal Bonds	—	11,089,692	—	11,089,692
Short-Term Investments
Commercial Paper	—	5,999,948	—	5,999,948
Repurchase Agreements	—	1,506,750	—	1,506,750
U.S. Treasury Obligations	—	77,294,456	—	77,294,456
Supranational	—	13,349,040	—	13,349,040
U.S. Government Agency Securities	—	219,873,623	—	219,873,623
U.S. Treasury Obligation	—	23,449,210	—	23,449,210

Total Assets	$387,338	$1,416,406,449	$1,632,173	$1,418,425,960

Liabilities:
Futures	$(1,476,051)	$—	$—	$(1,476,051)

Total Liabilities	$(1,476,051)	$—	$—	$(1,476,051)

Total	$(1,088,713)	$1,416,406,449	$1,632,173	$1,416,949,909

Fair Values of Derivative Instruments as of June 30, 2021:

	Statement of Assets and Liabilities
Derivatives Contracts^	Asset Derivatives	Fair Value
Interest rate contracts	Receivables, Net assets – Unrealized appreciation	$387,338	*

Total		$387,338

	Liability Derivatives
Interest rate contracts	Payables, Net assets – Unrealized depreciation	$(1,476,051	)*

Total		$(1,476,051)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

See Notes to Financial Statements.

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EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2021:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Interest rate contracts	$1,553,383	$1,553,383

Total	$1,553,383	$1,553,383

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Interest rate contracts	$(966,202)	$(966,202)

Total	$(966,202)	$(966,202)

^ This Portfolio held futures contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

The Portfolio held futures contracts with an average notional balance of approximately $318,167,000 during the six months ended June 30, 2021.

Sale-Buyback Transactions:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (1)	Payable for Sale-Buyback Transactions (2)
BNP Paribas SA	0.05%	6/9/2021	7/9/2021	$(11,331,781)	$(11,328,780)

					$(11,328,780)

(1)	The average amount of borrowings while outstanding for 21 days during the six months ended June 30, 2021, was approximately $11,329,000 at a weighted average interest rate of 0.05%.
(2)	Payable for sale-buyback transactions includes $(3,001) of deferred price drop on sale-buyback transactions.

	June 30, 2021
	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Up to 30 Days	30 - 90 Days	Greater than 90 Days	Total
Sale-Buyback
U.S. Treasury Bonds	$—	$11,328,780	$—	$—	$11,328,780

Total Borrowings	$—	$11,328,780	$—	$—	$11,328,780

Gross amount of recognized liabilities for sale-buybacks					$11,328,780

The following is a summary by counterparty of sale-buyback transactions and collateral (received)/pledged as of June 30, 2021:

Counterparty	Payable for Sale-Buyback Transactions	Collateral Pledged (Sale-buyback positions)	Cash Collateral (Received)/ Pledged	Net Exposure (3)
BNP PARIBAS S.A.	$(11,328,780)	$11,324,706	$—	$(4,074)

(3)	Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default.

See Notes to Financial Statements.

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EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

Investment security transactions for the six months ended June 30, 2021 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$463,183,164
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$365,942,204
Long-term U.S. government debt securities	36,739,719

$402,681,923

As of June 30, 2021, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$6,920,580
Aggregate gross unrealized depreciation	(4,294,457)

Net unrealized appreciation	$2,626,123

Federal income tax cost of investments in securities and derivative instruments, if applicable	$1,414,323,786

See Notes to Financial Statements.

1238

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EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2021 (Unaudited)

ASSETS
Investments in Securities, at value (x)
Unaffiliated Issuers (Cost $1,412,628,174)	$1,416,531,872
Repurchase Agreements (Cost $1,506,750)	1,506,750
Cash	4,988,920
Foreign cash (Cost $1)	1
Cash held as collateral at broker for futures	1,313,000
Dividends, interest and other receivables	3,895,993
Due from broker for futures variation margin	452,747
Receivable for securities sold	129,647
Receivable for Portfolio shares sold	39,595
Receivable for forward settling transactions.	11,219
Securities lending income receivable	608
Other assets	13,723

Total assets	1,428,884,075

LIABILITIES
Payable for sale-buyback financing transactions	11,328,780
Payable for securities purchased	7,558,611
Payable for return of collateral on securities loaned	1,506,750
Payable for Portfolio shares redeemed	560,495
Investment management fees payable	506,122
Administrative fees payable	106,625
Distribution fees payable – Class IB	26,618
Distribution fees payable – Class IA	8,891
Other liabilities	127,656
Accrued expenses	435,107

Total liabilities	22,165,655

NET ASSETS	$1,406,718,420

Net assets were comprised of:
Paid in capital	$1,422,017,707
Total distributable earnings (loss)	(15,299,287)

Net assets	$1,406,718,420

Class IA
Net asset value, offering and redemption price per share, $43,204,061 / 4,374,662 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.88

Class IB
Net asset value, offering and redemption price per share, $129,739,727 / 13,114,461 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.89

Class K
Net asset value, offering and redemption price per share, $1,233,774,632 / 124,773,492 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.89

(x)	Includes value of securities on loan of $1,474,620.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2021 (Unaudited)

INVESTMENT INCOME
Interest	$5,945,295
Securities lending (net)	6,056

Total income	5,951,351

EXPENSES
Investment management fees	3,413,881
Administrative fees	646,644
Distribution fees – Class IB	159,763
Distribution fees – Class IA	59,912
Professional fees	57,765
Printing and mailing expenses	48,516
Custodian fees	45,060
Trustees’ fees	18,055
Interest expense	473
Miscellaneous	26,512

Gross expenses	4,476,581
Less: Waiver from investment manager	(411,159)

Net expenses	4,065,422

NET INVESTMENT INCOME (LOSS)	1,885,929

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	295,839
Futures contracts	1,553,383

Net realized gain (loss)	1,849,222

Change in unrealized appreciation (depreciation) on:
Investments in securities	(1,911,153)
Futures contracts	(966,202)

Net change in unrealized appreciation (depreciation)	(2,877,355)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(1,028,133)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$857,796

See Notes to Financial Statements.

1239

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EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31, 2020
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$1,885,929	$12,426,577
Net realized gain (loss)	1,849,222	6,509,670
Net change in unrealized appreciation (depreciation)	(2,877,355)	(3,675,728)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	857,796	15,260,519

Distributions to shareholders:
Class IA	—	(398,079)
Class IB	—	(977,879)
Class K	—	(12,096,399)

Total distributions to shareholders	—	(13,472,357)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 442,100 and 2,773,901 shares, respectively ]	4,370,818	27,317,870
Capital shares issued in reinvestment of dividends [ 0 and 40,305 shares, respectively ]	—	398,079
Capital shares repurchased [ (1,346,888) and (2,694,870) shares, respectively ]	(13,315,364)	(26,523,032)

Total Class IA transactions	(8,944,546)	1,192,917

Class IB
Capital shares sold [ 1,395,375 and 3,356,292 shares, respectively ]	13,817,767	32,999,271
Capital shares issued in reinvestment of dividends [ 0 and 98,840 shares, respectively ]	—	977,879
Capital shares repurchased [ (1,293,973) and (3,303,190) shares, respectively ]	(12,815,630)	(32,576,095)

Total Class IB transactions	1,002,137	1,401,055

Class K
Capital shares sold [ 10,218,585 and 23,100,537 shares, respectively ]	101,104,669	228,626,758
Capital shares issued in reinvestment of dividends [ 0 and 1,224,907 shares, respectively ]	—	12,096,399
Capital shares repurchased [ (6,712,731) and (22,364,237) shares, respectively ]	(66,402,993)	(218,346,942)

Total Class K transactions	34,701,676	22,376,215

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	26,759,267	24,970,187

TOTAL INCREASE (DECREASE) IN NET ASSETS	27,617,063	26,758,349
NET ASSETS:
Beginning of period	1,379,101,357	1,352,343,008

End of period	$1,406,718,420	$1,379,101,357

See Notes to Financial Statements.

1240

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EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31,
Class IA			2020	2019	2018	2017	2016
Net asset value, beginning of period	$9.88		$9.85	$9.82	$9.93	$9.87	$9.77

Income (loss) from investment operations:
Net investment income (loss) (e)	—	#	0.07	0.22	0.19	0.12	0.07
Net realized and unrealized gain (loss)	—	#	0.04	0.04	(0.10)	0.07	0.13

Total from investment operations	—	#	0.11	0.26	0.09	0.19	0.20

Less distributions:
Dividends from net investment income	—		(0.08)	(0.23)	(0.20)	(0.13)	(0.10)

Net asset value, end of period	$9.88		$9.88	$9.85	$9.82	$9.93	$9.87

Total return (b)	0.00	%‡‡	1.07%	2.63%	0.88%	1.90%	2.05%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$43,204		$52,162	$50,808	$43,413	$40,725	$43,821
Ratio of expenses to average net assets:
After waivers (a)(f)	0.80%		0.80%	1.05%**	0.86%**	0.86%**	0.89%**
Before waivers (a)(f)	0.86%		0.87%	1.12%**	0.88%**	0.87%**	0.91%**
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	0.05%		0.73%	2.19%	1.87%	1.18%	0.76%
Before waivers (a)(f)	(0.01)%		0.66%	2.12%	1.85%	1.17%	0.75%
Portfolio turnover rate^	33	%(z)	157%	252%	77%	73%	115%

	Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31,
Class IB			2020	2019	2018	2017	2016
Net asset value, beginning of period	$9.90		$9.86	$9.84	$9.94	$9.88	$9.79

Income (loss) from investment operations:
Net investment income (loss) (e)	—	#	0.07	0.22	0.19	0.12	0.08
Net realized and unrealized gain (loss)	(0.01)		0.05	0.03	(0.09)	0.07	0.11

Total from investment operations	(0.01)		0.12	0.25	0.10	0.19	0.19

Less distributions:
Dividends from net investment income	—		(0.08)	(0.23)	(0.20)	(0.13)	(0.10)

Net asset value, end of period	$9.89		$9.90	$9.86	$9.84	$9.94	$9.88

Total return (b)	(0.10)%		1.17%	2.52%	0.98%	1.90%	1.95%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$129,740		$128,793	$126,849	$129,330	$123,839	$124,562
Ratio of expenses to average net assets:
After waivers (a)(f)	0.80%		0.80%	1.05%**	0.86%**	0.86%**	0.89%**
Before waivers (a)(f)	0.86%		0.87%	1.12%**	0.88%**	0.87%**	0.91%**
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	0.05%		0.73%	2.18%	1.87%	1.18%	0.76%
Before waivers (a)(f)	(0.01)%		0.66%	2.12%	1.85%	1.17%	0.75%
Portfolio turnover rate^	33	%(z)	157%	252%	77%	73%	115%

See Notes to Financial Statements.

1241

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EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31,
Class K			2020	2019	2018	2017	2016
Net asset value, beginning of period	$9.88		$9.85	$9.82	$9.93	$9.87	$9.77

Income (loss) from investment operations:
Net investment income (loss) (e)	0.01		0.10	0.24	0.21	0.14	0.10
Net realized and unrealized gain (loss)	—	#	0.03	0.04	(0.10)	0.07	0.13

Total from investment operations	0.01		0.13	0.28	0.11	0.21	0.23

Less distributions:
Dividends from net investment income	—		(0.10)	(0.25)	(0.22)	(0.15)	(0.13)

Net asset value, end of period	$9.89		$9.88	$9.85	$9.82	$9.93	$9.87

Total return (b)	0.10%		1.32%	2.89%	1.14%	2.15%	2.31%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,233,775		$1,198,146	$1,174,686	$1,193,758	$1,233,099	$1,206,521
Ratio of expenses to average net assets:
After waivers (a)(f)	0.55%		0.55%	0.80%**	0.61%**	0.61%**	0.64%**
Before waivers (a)(f)	0.61%		0.62%	0.87%**	0.63%**	0.62%**	0.66%**
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	0.30%		0.98%	2.44%	2.11%	1.43%	1.01%
Before waivers (a)(f)	0.24%		0.91%	2.37%	2.09%	1.42%	0.99%
Portfolio turnover rate^	33	%(z)	157%	252%	77%	73%	115%
**	Includes Interest Expense of 0.04%, 0.01%, 0.01% and 0.25% for the years ended December 31, 2016, 2017, 2018 and 2019, respectively.
‡‡	Amount is less than 0.005%.
#	Per share amount is less than $0.005.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

1242

EQ/QUALITY BOND PLUS PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2021	% of Net Assets
U.S. Treasury Obligations	47.5%
U.S. Government Agency Securities	33.4
Mortgage-Backed Securities	4.9
Financials	4.0
Asset-Backed Securities	2.1
Commercial Mortgage-Backed Securities	1.9
Collateralized Mortgage Obligations	1.7
Foreign Government Securities	1.3
Real Estate	1.3
Utilities	0.8
Industrials	0.7
Information Technology	0.7
Consumer Discretionary	0.7
Communication Services	0.7
Energy	0.6
Consumer Staples	0.4
Health Care	0.3
Municipal Bonds	0.3
Materials	0.2
Investment Companies	0.1
Repurchase Agreements	0.0 #
Cash and Other	(3.6)

100.0%

#	Less than 0.05%.

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IA and Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2021 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/21	Ending Account Value 6/30/21	Expenses Paid During Period* 1/1/21 - 6/30/21
Class IA
Actual	$1,000.00	$986.50	$3.90
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.87	3.96
Class IB
Actual	1,000.00	985.30	3.89
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.87	3.96
Class K
Actual	1,000.00	987.60	2.66
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.11	2.71

* Expenses are equal to the Portfolio’s Class IA, Class IB and Class K shares annualized expense ratio of 0.79%, 0.79% and 0.54%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

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EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2021 (Unaudited)

	Principal Amount		Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed Securities (2.1%)
AB Issuer LLC,
Series 2021-1 A2 3.734%, 7/30/51§		$343,000	$348,324
Affirm Asset Securitization Trust,
Series 2020-A A 2.950%, 2/18/25§		130,000	131,223
Series 2021-Z1 A 1.070%, 8/15/25§		169,323	169,266
AGL CLO 12 Ltd.,
Series 2021-12A A1 1.290%, 7/20/34 (l)§		398,434	398,613
Air Canada Pass-Through Trust,
Series 2013-1 A 4.125%, 5/15/25§		642,292	658,350
Series 2017-1 AA 3.300%, 1/15/30§		523,200	527,804
American Airlines Pass-Through Trust,
Series 2019-1 AA 3.150%, 2/15/32		756,688	771,822
AmeriCredit Automobile Receivables Trust,
Series 2020-1 A2A 1.100%, 3/20/23		87,413	87,467
Anchorage Capital CLO Ltd.,
Series 2020-16A A 1.588%, 10/20/31 (l)§		900,000	900,779
Aqueduct European CLO DAC,
Series 2017-1A AR 0.640%, 7/20/30 (l)§	EUR	800,000	948,614
Armada Euro CLO III DAC,
Series 3A A1R 0.720%, 7/15/31 (l)§		700,000	824,377
Avant Loans Funding Trust,
Series 2021-REV1 A 1.210%, 7/15/30§		$475,000	474,190
Avis Budget Rental Car Funding AESOP LLC,
Series 2018-2A A 4.000%, 3/20/25§		365,000	394,218
Ballyrock CLO 16 Ltd.,
Series 2021-16A A1 1.265%, 7/20/34 (l)§		502,006	502,210
BlueMountain Fuji Eur CLO V DAC,
Series 5A A 0.910%, 1/15/33 (l)§	EUR	600,000	711,455
Brex Commercial Charge Card Master Trust,
Series 2021-1 A 2.090%, 7/15/24§		$179,000	180,508
Catamaran CLO Ltd.,
Series 2014-1A A1AR 1.444%, 4/22/30 (l)§		994,896	994,891
CBAM Ltd.,
Series 2018-5A A 1.210%, 4/17/31 (l)§		900,000	900,055
Series 2018-8A A1 1.308%, 10/20/29 (l)§		900,000	900,028
CIFC Funding Ltd.,
Series 2015-5A A1R 1.036%, 10/25/27 (l)§		843,140	843,181
CLNC Ltd.,
Series 2019-FL1 A 1.374%, 8/20/35 (l)§		800,000	800,409
CVC Cordatus Loan Fund VII DAC,
Series 7A ARR 0.630%, 9/15/31 (l)§	EUR	600,000	707,501
CVC Cordatus Loan Fund XI DAC,
Series 11A AR 0.650%, 10/15/31 (l)§		700,000	824,441
CVS Pass-Through Trust, 5.789%, 1/10/26§		$163,956	179,838
Domino’s Pizza Master Issuer LLC,
Series 2021-1A A2I 2.662%, 4/25/51§		188,000	194,627
Dorchester Park CLO DAC,
Series 2015-1A AR 1.088%, 4/20/28 (l)§		434,584	434,660
Dryden 78 CLO Ltd.,
Series 2020-78A C 2.140%, 4/17/33 (l)§		250,000	250,501
Elevation CLO Ltd.,
Series 2020-11A C 2.384%, 4/15/33 (l)§		250,000	243,267
Elmwood CLO IX Ltd.,
Series 2021-2A A 0.000%, 7/20/34 (l)§		257,000	257,103
Evergreen Credit Card Trust,
Series 2019-2 A 1.900%, 9/16/24§		1,000,000	1,020,502
Exeter Automobile Receivables Trust,
Series 2019-3A B 2.580%, 8/15/23§		62,438	62,524
First Investors Auto Owner Trust,
Series 2020-1A A 1.490%, 1/15/25§		80,468	80,834
Flagship Credit Auto Trust,
Series 2016-4 D 3.890%, 11/15/22§		120,852	121,616
Series 2019-4 B 2.530%, 11/17/25§		390,000	399,792
Ford Credit Auto Owner Trust,
Series 2021-1 D 2.310%, 10/17/33§		245,000	245,543
GCI Funding I LLC,
Series 2021-1 A 2.380%, 6/18/46§		169,000	169,574
GoldenTree Loan Management US CLO 7 Ltd.,
Series 2020-7A AR 1.258%, 4/20/34 (l)§		262,213	262,282
GSF Mortgage Corp.,
1.433%, 8/15/26 (l)		41,030	40,749
2.435%, 8/15/26 (l)		78,000	79,565
2.638%, 8/15/26 (l)		12,000	12,268
Hardee’s Funding LLC,
Series 2018-1A A23 5.710%, 6/20/48§		139,315	158,802
Series 2020-1A A2 3.981%, 12/20/50§		139,458	147,832
Harvest CLO XX DAC,
Series 20A AR 0.960%, 10/20/31 (l)§	EUR	700,000	825,115
Invitation Homes Trust,
Series 2018-SFR2 C 1.353%, 6/17/37 (l)§		$100,000	99,593

See Notes to Financial Statements.

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EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Principal Amount	Value (Note 1)
Series 2018-SFR3 C 1.382%, 7/17/37 (l)§	$177,785	$177,891
JetBlue Pass-Through Trust,
Series 2020-1 A 4.000%, 11/15/32	870,553	955,432
LCM XV LP,
Series 15A AR2 1.188%, 7/20/30 (l)§	800,000	800,021
LoanCore Issuer Ltd.,
Series 2018-CRE1 A 1.203%, 5/15/28 (l)§	276,932	276,932
LP Credit Card ABS Master Trust,
Series 2018-1 A 1.661%, 8/20/24 (l)§	589,505	588,889
Magnetite XXVI Ltd.,
Series 2020-26A A 1.934%, 7/15/30 (l)§	452,373	452,683
Marlette Funding Trust,
Series 2019-3A A 2.690%, 9/17/29§	29,523	29,619
MKS CLO Ltd.,
Series 2017-1A AR 1.188%, 7/20/30 (l)§	800,000	798,966
Neighborly Issuer LLC,
Series 2021-1A A2 3.584%, 4/30/51§	136,272	139,974
Nelnet Student Loan Trust,
Series 2021-BA B 2.680%, 4/20/62§	100,000	99,944
Neuberger Berman Loan Advisers CLO 42 Ltd.,
Series 2021-42A A 1.241%, 7/16/35 (l)§	469,642	469,642
Neuberger Berman Loan Advisers CLO 43 Ltd.,
Series 2021-43A A 0.000%, 7/17/35 (l)§	287,510	287,510
OCP CLO Ltd.,
Series 2020-18A AR 1.250%, 7/20/32 (l)§	344,000	344,494
OneMain Direct Auto Receivables Trust,
Series 2018-1A A 3.430%, 12/16/24§	218,061	219,026
Pennsylvania Higher Education Assistance Agency,
Series 2009-1 A1 1.076%, 7/25/29 (l)	189,295	189,411
Santander Drive Auto Receivables Trust,
Series 2020-2 A2A 0.620%, 5/15/23	56,300	56,310
SoFi Consumer Loan Program LLC,
Series 2017-5 A2 2.780%, 9/25/26§	11,132	11,151
SoFi Consumer Loan Program Trust,
Series 2019-3 A 2.900%, 5/25/28§	34,233	34,438
Sound Point CLO XII Ltd.,
Series 2016-2A AR2 1.238%, 10/20/28 (l)§	843,875	843,877
Sound Point CLO XVI Ltd.,
Series 2017-2A AR 1.156%, 7/25/30 (l)§	700,000	699,621
Steele Creek CLO Ltd.,
Series 2015-1A AR2 1.049%, 5/21/29 (l)§	800,000	799,320
TICP CLO III-2 Ltd.,
Series 2018-3R A 1.028%, 4/20/28 (l)§	441,894	441,910
TRTX Issuer Ltd.,
Series 2019-FL3 A 1.274%, 10/15/34 (l)§	800,000	800,001
United Airlines Pass-Through Trust,
Series 2020-1 A 5.875%, 10/15/27	856,485	952,411
United States Small Business Administration,
Series 2004-20A 1 4.930%, 1/1/24	7,449	7,822
Series 2004-20C 1 4.340%, 3/1/24	99,887	104,731
Series 2005-20B 1 4.625%, 2/1/25	12,410	13,025
Series 2008-20G 1 5.870%, 7/1/28	163,498	181,195
Upstart Securitization Trust,
Series 2020-3 A 1.702%, 11/20/30§	113,390	114,056
Venture XVII CLO Ltd.,
Series 2014-17A ARR 1.064%, 4/15/27 (l)§	677,884	678,498
Voya CLO Ltd.,
Series 2019-1A DR 3.034%, 4/15/31 (l)§	100,000	99,695
Wellfleet CLO Ltd.,
Series 2017-1A A1RR 1.078%, 4/20/29 (l)§	800,000	799,340
WhiteHorse X Ltd.,
Series 2015-10A A1R 1.120%, 4/17/27 (l)§	84,764	84,773
World Financial Network Credit Card Master Trust,
Series 2018-B M 3.810%, 7/15/25	240,000	241,726
Series 2019-B M 3.040%, 4/15/26	250,000	254,426

Total Asset-Backed Securities		32,335,073

Collateralized Mortgage Obligations (1.7%)
Adjustable Rate Mortgage Trust,
Series 2005-5 2A1 2.712%, 9/25/35 (l)	60,108	57,171
Alternative Loan Trust,
Series 2005-80CB 1A1 6.000%, 2/25/36	484,294	482,248
Series 2005-J12 2A1 0.632%, 8/25/35 (l)	481,016	327,211
Series 2006-OA22 A1 0.251%, 2/25/47 (l)	107,164	99,760
Series 2006-OA6 1A2 0.302%, 7/25/46 (l)	39,155	37,223
Series 2006-OC7 2A2A 0.431%, 7/25/46 (l)	39,448	65,970
Series 2007-14T2 A1 6.000%, 7/25/37	414,540	281,163
Series 2007-OH1 A1D 0.302%, 4/25/47 (l)	68,427	51,142

See Notes to Financial Statements.

1245

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EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Principal Amount		Value (Note 1)
Banc of America Funding Trust,
Series 2004-A 1A3 2.809%, 9/20/34 (l)		$20,838	$21,163
Series 2006-H 4A2 2.953%, 9/20/46 (l)		116,923	111,252
Series 2006-J 4A1 3.348%, 1/20/47 (l)		8,124	7,768
Bear Stearns ALT-A Trust,
Series 2005-7 22A1 3.008%, 9/25/35 (l)		125,455	97,623
Series 2006-4 21A1 2.715%, 8/25/36 (l)		54,315	40,434
Bear Stearns ARM Trust,
Series 2003-9 2A1 2.893%, 2/25/34 (l)		23,941	24,273
Bear Stearns Mortgage Funding Trust,
Series 2006-AR5 1A1 0.252%, 12/25/46 (l)		420,322	410,565
Bear Stearns Structured Products, Inc. Trust,
Series 2007-R6 1A1 3.227%, 1/26/36 (l)		53,422	45,265
Bellemeade Re Ltd.,
Series 2019-1A M1B 1.842%, 3/25/29 (l)§		260,000	260,000
Series 2019-3A M1B 1.691%, 7/25/29 (l)§		170,392	170,826
Series 2021-1A M1B 2.218%, 3/25/31 (l)§		402,735	412,201
Series 2021-2A M1A 1.210%, 6/25/31 (l)§		237,395	237,536
Chase Mortgage Finance Corp.,
Series 2019-CL1 M3 2.192%, 4/25/47 (l)§		55,209	56,014
CHL Mortgage Pass-Through Trust,
Series 2004-12 11A1 2.992%, 8/25/34 (l)		1,273	1,271
Series 2005-11 3A1 2.575%, 4/25/35 (l)		68,012	60,333
Series 2005-2 1A1 0.731%, 3/25/35 (l)		36,505	32,335
Citigroup Mortgage Loan Trust,
Series 2005-3 2A2A 2.996%, 8/25/35 (l)		6,969	7,206
Series 2009-7 5A2 5.500%, 12/25/35§		345,980	252,603
Collateralized Mortgage Obligation,
3.647%, 3/15/35 (l)		300,000	312,322
CSMC Mortgage-Backed Trust,
Series 2006-6 1A8 6.000%, 7/25/36		473,370	364,534
Eagle RE Ltd.,
Series 2020-1 M1A 0.992%, 1/25/30 (l)§		275,000	274,335
EMF-NL Prime BV,
Series 2008-APRX A2 0.263%, 4/17/41 (l)(m)	EUR	184,318	210,130
Eurohome UK Mortgages plc,
Series 2007-1 A 0.231%, 6/15/44 (l)(m)	GBP	555,489	752,564
Eurosail-UK plc,
Series 2007-4X A3 1.034%, 6/13/45 (l)(m)		747,615	1,034,755
FHLMC,
Series 4989 FA 0.460%, 8/15/40 (l)		$387,389	389,003
Series 4989 FB 0.460%, 10/15/40 (l)		309,240	310,529
Series 5015 BI 4.000%, 9/25/50IO IO		787,560	137,203
FHLMC STACR REMIC Trust,
Series 2020-DNA5 M2 2.818%, 10/25/50 (l)§		260,000	263,889
Series 2020-DNA6 M1 0.918%, 12/25/50 (l)§		80,206	80,231
FHLMC Structured Agency Credit Risk Debt Notes,
Series 2017-DNA1 M2 3.341%, 7/25/29 (l)		235,454	243,923
Series 2017-DNA2 M2 3.542%, 10/25/29 (l)		250,000	261,180
Series 2017-HQA3 M2 2.441%, 4/25/30 (l)		215,174	219,998
FNMA,
Series 2014-C04 1M2 4.992%, 11/25/24 (l)		126,896	131,200
Series 2014-C04 2M2 5.092%, 11/25/24 (l)		61,728	63,352
Series 2015-C01 2M2 4.642%, 2/25/25 (l)		4,880	4,910
Series 2015-C02 1M2 4.092%, 5/25/25 (l)		12,561	12,821
Series 2016-C03 2M2 5.992%, 10/25/28 (l)		112,019	118,334
Series 2016-C06 1M2 4.341%, 4/25/29 (l)		113,248	117,722
Series 2017-C01 1M2 3.642%, 7/25/29 (l)		212,327	220,430
GNMA,
Series 2015-H20 FB 0.707%, 8/20/65 (l)		515,031	520,338
Series 2016-H11 F 0.907%, 5/20/66 (l)		545,836	555,191
Series 2016-H15 FA 0.907%, 7/20/66 (l)		696,006	707,384
Series 2017-H10 FB 1.029%, 4/20/67 (l)		1,297,165	1,316,305
GSR Mortgage Loan Trust,
Series 2005-8F 4A1 6.000%, 11/25/35		404,566	264,258
Series 2005-AR6 2A1 2.924%, 9/25/35 (l)		58,681	59,835
Series 2006-AR2 2A1 2.684%, 4/25/36 (l)		81,128	66,234
Series 2007-AR1 2A1 2.863%, 3/25/47 (l)		215,674	171,731
HarborView Mortgage Loan Trust,
Series 2006-13 A 0.277%, 11/19/46 (l)		61,450	52,153
Hawksmoor Mortgages,
Series 2019-1A A 1.099%, 5/25/53 (l)§	GBP	2,436,824	3,385,171
Home RE Ltd.,
Series 2020-1 M1B 3.341%, 10/25/30 (l)§		$210,368	212,537

See Notes to Financial Statements.

1246

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EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Principal Amount		Value (Note 1)
Impac CMB Trust,
Series 2003-8 2A1 0.992%, 10/25/33 (l)		$677	$681
Impac Secured Assets CMN Owner Trust,
Series 2005-1 5A1 0.362%, 7/25/35 (l)		243,406	190,831
IndyMac INDX Mortgage Loan Trust,
Series 2005-AR11 A3 2.986%, 8/25/35 (l)		390,727	358,735
Series 2006-AR39 A1 0.272%, 2/25/37 (l)		560,893	555,230
JP Morgan Mortgage Trust,
Series 2006-A3 6A1 2.801%, 8/25/34 (l)		41,388	41,612
Series 2007-A1 3A3 2.801%, 7/25/35 (l)		41,587	42,211
Series 2007-S3 1A90 7.000%, 8/25/37		54,145	39,998
Legacy Mortgage Asset Trust,
Series 2020-GS1 A1 2.882%, 10/25/59 (e)§		705,529	710,604
Lehman XS Trust,
Series 2006-4N A1C1 0.551%, 4/25/46 (l)		69,749	73,000
Ludgate Funding plc,
Series 2007-1 A2A 0.250%, 1/1/61 (l)(m)	GBP	676,432	903,391
Series 2008-W1X A 1 0.690%, 1/1/61 (l)(m)		98,255	134,729
Merrill Lynch Mortgage Investors Trust MLMI,
Series 2003-A1 3A 1.671%, 12/25/32 (l)		$12,519	12,246
Mortgage Insurance-Linked Notes,
Series 2019-1 M1 1.991%, 11/26/29 (l)§		71,821	71,821
MortgageIT Mortgage Loan Trust,
Series 2006-1 1A1 0.551%, 4/25/36 (l)		255,238	245,602
Oaktown Re V Ltd.,
Series 2020-2A M1A 2.491%, 10/25/30 (l)§		74,535	74,863
PMT Credit Risk Transfer Trust,
Series 2019-1R A 2.096%, 3/27/24 (l)§		49,476	49,377
Series 2019-2R A 2.846%, 5/27/23 (l)§		73,619	72,905
Series 2019-3R A 2.796%, 10/27/22 (l)§		37,191	37,307
Radnor RE Ltd.,
Series 2019-1 M1B 2.041%, 2/25/29 (l)§		150,054	150,459
Series 2019-2 M1B 1.842%, 6/25/29 (l)§		250,000	251,473
Series 2020-1 M1A 1.042%, 1/25/30 (l)§		250,000	250,026
RALI Trust,
Series 2005-QO2 A1 1.476%, 9/25/45 (l)		331,858	323,929
Series 2006-QA6 A1 0.471%, 7/25/36 (l)		550,562	576,030
Reperforming Loan REMIC Trust,
Series 2006-R1 AF1 0.432%, 1/25/36 (l)§		267,300	260,568
Residential Asset Securitization Trust,
Series 2005-A15 5A1 5.750%, 2/25/36		14,786	9,202
Series 2006-A12 A1 6.250%, 11/25/36		173,300	98,226
Sequoia Mortgage Trust,
Series 10 2A1 0.853%, 10/20/27 (l)		2,377	2,340
Series 2003-4 2A1 0.793%, 7/20/33 (l)		17,988	17,971
Structured Asset Mortgage Investments II Trust,
Series 2005-AR5 A1 0.593%, 7/19/35 (l)		62,483	60,621
Series 2006-AR3 11A1 0.511%, 4/25/36 (l)		281,138	266,689
Towd Point Mortgage Funding,
Series 2019-A13A A1 0.949%, 7/20/45 (l)§	GBP	1,207,766	1,675,281
Series 2020-A14X A 0.949%, 5/20/45 (l)(m)		1,580,830	2,194,691
Traingle Re Ltd.,
Series 2020-1 M1A 3.092%, 10/25/30 (l)§		$113,063	113,194
Series 2021-1 M1A 1.792%, 8/25/33 (l)§		277,428	277,556
WaMu Mortgage Pass-Through Certificates Trust,
Series 2006-AR14 1A4 2.611%, 11/25/36 (l)		353,801	351,681
Series 2006-AR9 1A 1.116%, 8/25/46 (l)		103,995	103,801

Total Collateralized Mortgage Obligations			27,083,939

Commercial Mortgage-Backed Securities (1.9%)
A10 Bridge Asset Financing LLC,
Series 2020-C A 2.021%, 8/15/40§		557,745	560,666
Ashford Hospitality Trust,
Series 2018-ASHF A 0.973%, 4/15/35 (l)§		250,103	249,947
Series 2018-KEYS A 1.073%, 6/15/35 (l)§		350,000	350,228
BAMLL Commercial Mortgage Securities Trust,
Series 2013-WBRK D 3.652%, 3/10/37 (l)§		135,000	124,000
Series 2017-SCH AF 1.073%, 11/15/33 (l)§		565,000	550,582
Banc of America Commercial Mortgage Trust,
Series 2015-UBS7 AS 3.989%, 9/15/48 (l)		39,000	42,288
BBCMS Mortgage Trust,
Series 2020-BID A 2.213%, 10/15/37 (l)§		325,000	326,625
Benchmark Mortgage Trust,
Series 2019-B9 A5 4.016%, 3/15/52		800,000	918,979

See Notes to Financial Statements.

1247

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Principal Amount	Value (Note 1)
Beneria Cowen & Pritzer Collateral Funding Corp.,
Series 2021-330N A 0.899%, 6/15/38 (l)§	$66,381	$66,185
BFLD Trust,
Series 2020-EYP A 1.223%, 10/15/35 (l)§	800,000	805,000
Series 2021-FPM A 1.700%, 6/15/38 (l)§	494,000	494,463
BHMS Mortgage Trust,
Series 2018-ATLS A 1.323%, 7/15/35 (l)§	267,464	267,632
Braemar Hotels & Resorts Trust,
Series 2018-PRME A 0.893%, 6/15/35 (l)§	300,000	299,712
BX Commercial Mortgage Trust,
Series 2019-IMC A 1.073%, 4/15/34 (l)§	205,649	205,649
BX Trust,
Series 2018-EXCL A 1.161%, 9/15/37 (l)§	265,081	262,101
CCUBS Commercial Mortgage Trust,
Series 2017-C1 A4 3.544%, 11/15/50 (l)	470,000	521,030
CGRBS Commercial Mortgage Trust,
Series 2013-VN05 A 3.369%, 3/13/35§	630,000	651,583
Citigroup Commercial Mortgage Trust,
Series 2013-GC11 B 3.732%, 4/10/46 (l)	235,000	246,098
Series 2015-GC27 A5 3.137%, 2/10/48	596,977	636,832
Series 2016-C1 A4 3.209%, 5/10/49	606,000	655,265
CLNY Trust,
Series 2019-IKPR D 2.098%, 11/15/38 (l)§	250,000	248,907
Commercial Mortgage Trust,
Series 2012-CR5 E 4.464%, 12/10/45 (l)§	250,000	221,429
Series 2013-SFS A1 1.873%, 4/12/35§	66,854	66,838
Series 2014-UBS4 A5 3.694%, 8/10/47	495,000	532,946
Series 2015-CR26 ASB 3.373%, 10/10/48	2,534,985	2,660,104
Series 2015-DC1 A5 3.350%, 2/10/48	400,000	429,859
Series 2016-COR1 ASB 2.972%, 10/10/49	1,500,000	1,578,890
CSAIL Commercial Mortgage Trust,
Series 2015-C2 A4 3.504%, 6/15/57	121,432	131,183
Series 2015-C3 A4 3.718%, 8/15/48	302,887	330,835
Series 2015-C4 A4 3.808%, 11/15/48	400,000	440,223
DBWF Mortgage Trust,
Series 2018-GLKS A 1.123%, 12/19/30 (l)§	203,119	203,373
DOLP Trust,
Series 2021-NYC A 2.956%, 5/10/41§	1,000,000	1,069,432
Extended Stay America Trust,
Series 2021-ESH A 0.000%, 7/15/38 (l)§	800,000	802,249
Great Wolf Trust,
Series 2019-WOLF A 1.107%, 12/15/36 (l)§	257,000	257,161
GS Mortgage Securities Corp. Trust,
Series 2019-BOCA A 1.273%, 6/15/38 (l)§	303,566	304,135
Series 2019-SMP A 1.223%, 8/15/32 (l)§	300,000	300,188
GS Mortgage Securities Trust,
Series 2010-C1 A2 4.592%, 8/10/43§	587,912	592,738
Series 2012-GC6 B 5.860%, 1/10/45 (l)§	230,000	233,439
Series 2013-G1 A2 3.557%, 4/10/31 (l)§	507,108	494,828
Series 2014-GC22 A5 3.862%, 6/10/47	283,842	306,040
Series 2015-GC30 AAB 3.120%, 5/10/50	767,545	797,893
Series 2018-GS9 A4 3.992%, 3/10/51 (l)	510,000	579,093
JP Morgan Chase Commercial Mortgage Securities Trust,
Series 2012-C6 E 5.313%, 5/15/45 (l)§	189,221	115,898
Series 2012-C8 AS 3.424%, 10/15/45§	400,000	408,147
Series 2012-C8 C 4.777%, 10/15/45 (l)§	405,000	377,164
Series 2012-LC9 E 4.566%, 12/15/47 (l)§	455,400	386,875
Series 2018-LAQ A 1.073%, 6/15/32 (l)§	378,346	378,583
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C21 A5 3.775%, 8/15/47	510,000	550,690
Series 2014-C22 XA 0.979%, 9/15/47 IO (l)	6,672,482	149,173
Series 2015-C31 A3 3.801%, 8/15/48	329,944	360,325
JPMCC Commercial Mortgage Securities Trust,
Series 2017-JP7 XA 1.192%, 9/15/50 IO (l)	2,264,046	105,922
LSTAR Commercial Mortgage Trust,
Series 2016-4 A2 2.579%, 3/10/49§	236,035	241,055
MF1 Multifamily Housing Mortgage Loan Trust,
Series 2021-FL5 A 0.974%, 7/15/36 (l)§	800,000	799,251
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2015-C22 A4 3.306%, 4/15/48	400,000	427,674
Series 2015-C27 ASB 3.557%, 12/15/47	703,579	743,390
Morgan Stanley Capital I Trust,
Series 2015-XLF2 SNMA 2.023%, 11/15/26 (l)§	116,829	105,235
Natixis Commercial Mortgage Securities Trust,
Series 2019-MILE A 1.573%, 7/15/36 (l)§	170,000	169,894

See Notes to Financial Statements.

1248

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Principal Amount		Value (Note 1)
Starwood Retail Property Trust,
Series 2014-STAR A 1.543%, 11/15/27 (l)§		$512,648	$373,271
UBS Commercial Mortgage Trust,
Series 2018-C10 A4 4.313%, 5/15/51		400,000	460,063
Series 2018-C8 A4 3.983%, 2/15/51		335,000	376,434
Series 2018-C9 A4 4.117%, 3/15/51 (l)		510,000	579,620
UBS-Barclays Commercial Mortgage Trust,
Series 2012-C4 A5 2.850%, 12/10/45		465,583	476,506
Wells Fargo Commercial Mortgage Trust,
Series 2016-NXS6 C 4.459%, 11/15/49 (l)		275,000	296,500
WFRBS Commercial Mortgage Trust,
Series 2014-C24 AS 3.931%, 11/15/47		65,800	69,514
Series 2014-C25 A5 3.631%, 11/15/47		400,000	432,948

Total Commercial Mortgage-Backed Securities			29,200,780

Corporate Bonds (10.3%)
Communication Services (0.7%)
Diversified Telecommunication Services (0.3%)
Altice France SA
7.375%, 5/1/26§		217,000	225,665
AT&T, Inc.
4.350%, 3/1/29		800,000	923,351
2.250%, 2/1/32		700,000	688,392
4.500%, 5/15/35		700,000	820,615
3.500%, 9/15/53§		286,000	287,658
3.650%, 9/15/59§		219,000	222,357
CCO Holdings LLC
5.500%, 5/1/26§		173,000	178,865
Level 3 Financing, Inc.
3.875%, 11/15/29§		700,000	750,610
Verizon Communications, Inc.
2.550%, 3/21/31		900,000	920,768

			5,018,281

Entertainment (0.1%)
Electronic Arts, Inc.
1.850%, 2/15/31		800,000	772,366
Globo Comunicacao e Participacoes SA
4.875%, 1/22/30§		251,000	258,970
Walt Disney Co. (The)
2.650%, 1/13/31		700,000	735,205

			1,766,541

Interactive Media & Services (0.1%)
Baidu, Inc.
3.425%, 4/7/30		230,000	249,060
Tencent Holdings Ltd.
1.810%, 1/26/26§		226,000	229,503
3.240%, 6/3/50§		226,000	219,686
Weibo Corp.
3.375%, 7/8/30		577,000	598,574

			1,296,823

Media (0.2%)
Charter Communications Operating LLC
4.464%, 7/23/22		800,000	828,208
4.200%, 3/15/28		23,000	25,971
5.125%, 7/1/49		82,000	97,817
4.800%, 3/1/50		54,000	62,117
CSC Holdings LLC
6.750%, 11/15/21		65,000	66,235
5.375%, 2/1/28§		500,000	527,140
Discovery Communications LLC
5.200%, 9/20/47		81,000	99,869
5.300%, 5/15/49		38,000	47,375
4.650%, 5/15/50		28,000	32,992
Fox Corp.
5.576%, 1/25/49		190,000	255,146
Time Warner Cable LLC
4.500%, 9/15/42		290,000	324,142

			2,367,012

Wireless Telecommunication Services (0.0%)
Sprint Spectrum Co. LLC
3.360%, 9/20/21 (e)§		50,000	50,250

Total Communication Services			10,498,907

Consumer Discretionary (0.7%)
Auto Components (0.0%)
Clarios Global LP
4.375%, 5/15/26§	EUR	175,000	214,462

Automobiles (0.4%)
Daimler Finance North America LLC
2.550%, 8/15/22§		$1,000,000	1,023,548
Ford Credit Canada Co.
(CDOR03 + 3.03%), 3.465%, 1/10/22 (k)	CAD	1,000,000	813,569
General Motors Co.
6.125%, 10/1/25		$51,000	60,316
6.800%, 10/1/27		71,000	89,377
Hyundai Capital America
1.150%, 11/10/22§		800,000	804,008
Nissan Motor Acceptance Corp.
2.750%, 3/9/28§		800,000	807,870
Nissan Motor Co. Ltd.
3.522%, 9/17/25§		600,000	639,537
3.201%, 9/17/28 (m)	EUR	600,000	804,932
4.810%, 9/17/30§		$800,000	902,680

			5,945,837

Hotels, Restaurants & Leisure (0.2%)
Booking Holdings, Inc.
4.625%, 4/13/30		382,000	456,715
Choice Hotels International, Inc.
3.700%, 12/1/29		900,000	975,577
Expedia Group, Inc.
6.250%, 5/1/25§		700,000	812,172
Las Vegas Sands Corp.
3.900%, 8/8/29		381,000	405,197

			2,649,661

See Notes to Financial Statements.

1249

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Principal Amount	Value (Note 1)
Household Durables (0.0%)
MDC Holdings, Inc.
6.000%, 1/15/43	$162,000	$208,632

Internet & Direct Marketing Retail (0.1%)
Alibaba Group Holding Ltd.
2.125%, 2/9/31	496,000	487,201
Prosus NV
3.680%, 1/21/30§	230,000	245,812
4.027%, 8/3/50§	215,000	205,325

		938,338

Specialty Retail (0.0%)
Advance Auto Parts, Inc.
3.900%, 4/15/30	367,000	410,945
Ross Stores, Inc.
4.700%, 4/15/27	355,000	410,918

		821,863

Total Consumer Discretionary		10,778,793

Consumer Staples (0.4%)
Beverages (0.2%)
Anheuser-Busch InBev Worldwide, Inc.
5.550%, 1/23/49	445,000	614,197
4.500%, 6/1/50	800,000	973,821
Bacardi Ltd.
4.450%, 5/15/25§	800,000	888,160

		2,476,178

Food & Staples Retailing (0.0%)
Albertsons Cos., Inc.
3.500%, 2/15/23§	298,000	304,705
Cencosud SA
5.150%, 2/12/25 (m)	297,000	328,055

		632,760

Food Products (0.1%)
BRF GmbH
4.350%, 9/29/26 (m)	224,000	235,312
Danone SA
2.589%, 11/2/23§	900,000	938,128

		1,173,440

Household Products (0.0%)
Kimberly-Clark de Mexico SAB de CV
2.431%, 7/1/31§	304,000	300,770
Spectrum Brands, Inc.
5.750%, 7/15/25	14,000	14,298

		315,068

Tobacco (0.1%)
Altria Group, Inc.
4.800%, 2/14/29	59,000	68,462
3.400%, 5/6/30	310,000	327,476
BAT Capital Corp.
4.700%, 4/2/27	200,000	225,809
2.259%, 3/25/28	469,000	466,495
2.726%, 3/25/31	183,000	180,129

		1,268,371

Total Consumer Staples		5,865,817

Energy (0.6%)
Energy Equipment & Services (0.0%)
Odebrecht Drilling Norbe VIII/IX Ltd.
6.350%, 12/1/21 (m)	5,003	4,960
7.350%, 12/1/26 PIK (m)	242,789	122,902
7.350%, 12/1/26 PIK§	605	306
Odebrecht Offshore Drilling Finance Ltd.
6.720%, 12/1/22 (m)	66,274	65,590
7.720%, 12/1/26 PIK (m)	724,006	169,084
Odebrecht Oil & Gas Finance Ltd.
(Zero Coupon), 12/31/64 (y)§	207,137	3,099
Transocean Poseidon Ltd.
6.875%, 2/1/27§	106,000	106,138

		472,079

Oil, Gas & Consumable Fuels (0.6%)
BP Capital Markets America, Inc.
2.939%, 6/4/51	518,000	497,964
Cenovus Energy, Inc.
5.375%, 7/15/25	99,000	113,050
4.250%, 4/15/27	225,000	251,117
4.400%, 4/15/29	511,000	578,383
Chevron USA, Inc.
3.850%, 1/15/28	307,000	350,247
5.250%, 11/15/43	243,000	329,602
Devon Energy Corp.
5.600%, 7/15/41	210,000	258,772
Enbridge Energy Partners LP
7.375%, 10/15/45	282,000	445,209
Energy Transfer LP
4.250%, 3/15/23	240,000	250,759
4.750%, 1/15/26	325,000	365,169
6.250%, 4/15/49	112,000	147,472
Eni SpA
4.250%, 5/9/29§	325,000	369,120
Enterprise Products Operating LLC
3.700%, 2/15/26	382,000	422,794
Marathon Petroleum Corp.
5.125%, 12/15/26	229,000	269,585
6.500%, 3/1/41	72,000	99,800
Midwest Connector Capital Co. LLC
3.625%, 4/1/22§	900,000	914,699
Occidental Petroleum Corp.
6.950%, 7/1/24	400,000	450,592
Oleoducto Central SA
4.000%, 7/14/27 (x)§	460,000	475,467
ONEOK, Inc.
4.350%, 3/15/29	208,000	235,013
6.350%, 1/15/31	44,000	56,977
5.200%, 7/15/48	18,000	22,030
Petroleos Mexicanos
6.750%, 9/21/47	188,000	165,675
Plains All American Pipeline LP
4.650%, 10/15/25	614,000	685,307
4.500%, 12/15/26	106,000	118,788
3.550%, 12/15/29	18,000	18,944
Rio Oil Finance Trust
Series 2014-1 9.250%, 7/6/24§	218,717	242,749
9.250%, 7/6/24 (m)	218,717	242,749

See Notes to Financial Statements.

1250

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Principal Amount		Value (Note 1)
Suncor Energy, Inc.
6.800%, 5/15/38		$239,000	$340,691
Tengizchevroil Finance Co. International Ltd.
3.250%, 8/15/30§		230,000	234,298
TransCanada PipeLines Ltd.
6.100%, 6/1/40		379,000	520,563
Williams Cos., Inc. (The)
3.500%, 11/15/30		143,000	156,256

			9,629,841

Total Energy			10,101,920

Financials (3.9%)
Banks (2.0%)
Banco de Credito del Peru (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.00%), 3.125%, 7/1/30 (k)§		268,000	265,226
Banco Espirito Santo SA
4.000%, 1/21/19 (h)(m)	EUR	1,700,000	282,208
Banco Santander SA
5.179%, 11/19/25		$600,000	685,701
3.490%, 5/28/30		200,000	215,292
2.749%, 12/3/30		200,000	198,110
Bank of America Corp. (ICE LIBOR USD 3 Month + 1.00%), 1.176%, 4/24/23 (k)		600,000	604,402
(SOFR + 1.32%), 2.687%, 4/22/32 (k)		290,000	298,257
Series DD (ICE LIBOR USD 3 Month + 4.55%), 6.300%, 3/10/26 (k)(y)		83,000	96,085
Series L 3.950%, 4/21/25		513,000	562,953
Series N (SOFR + 0.91%), 1.658%, 3/11/27 (k)		800,000	805,414
Series Z (ICE LIBOR USD 3 Month + 4.17%), 6.500%, 10/23/24 (k)(y)		129,000	146,099
Barclays Bank plc
7.625%, 11/21/22		220,000	240,350
(ICE LIBOR USD 6 Month + 1.73%), 6.860%, 6/15/32 (k)(y)§		51,000	69,232
Barclays plc
3.684%, 1/10/23		600,000	610,239
(ICE LIBOR USD 3 Month + 1.43%), 1.586%, 2/15/23 (k)		700,000	704,935
(ICE LIBOR USD 3 Month + 1.40%), 4.610%, 2/15/23 (k)		900,000	922,860
(BPSW1 + 1.32%), 2.375%, 10/6/23 (k)(m)	GBP	400,000	565,348
(ICE LIBOR USD 3 Month + 1.36%), 4.338%, 5/16/24 (k)		$200,000	212,890
3.250%, 2/12/27 (m)	GBP	500,000	752,139
BNP Paribas SA
(SOFR + 1.61%), 1.904%, 9/30/28 (k)§		$800,000	792,945
(SOFR + 1.39%), 2.871%, 4/19/32 (k)§		326,000	334,781
Citigroup, Inc.
(ICE LIBOR USD 3 Month + 4.07%), 5.950%, 1/30/23 (k)(y)		115,000	120,750
(ICE LIBOR USD 3 Month + 1.19%), 4.075%, 4/23/29 (k)		227,000	257,388
(ICE LIBOR USD 3 Month + 1.34%), 3.980%, 3/20/30 (k)		155,000	175,628
Series W (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.60%), 4.000%, 12/10/25 (k)(y)		139,000	143,344
Corp. Financiera de Desarrollo SA
2.400%, 9/28/27§		470,000	459,366
Credit Agricole SA
3.750%, 4/24/23§		800,000	846,551
Credit Suisse Group Funding Guernsey Ltd.
3.800%, 9/15/22		800,000	831,928
Danske Bank A/S 5.375%, 1/12/24§		800,000	886,714
Discover Bank 4.200%, 8/8/23		800,000	861,320
(USD Swap Semi 5 Year + 1.73%), 4.682%, 8/9/28 (k)		250,000	265,174
Fifth Third Bancorp
Series L
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.22%), 4.500%, 9/30/25 (k)(y)		86,000	93,525
HSBC Holdings plc
(USD ICE Swap Rate 5 Year + 4.37%), 6.375%, 3/30/25 (k)(y)		228,000	253,575
(ICE LIBOR USD 3 Month + 1.55%), 4.041%, 3/13/28 (k)		200,000	221,990
ING Groep NV
(USD ICE Swap Rate 5 Year + 5.12%), 6.875%, 4/16/22 (k)(m)(y)		200,000	207,500
(SOFR + 1.32%), 2.727%, 4/1/32 (k)		489,000	502,655
JPMorgan Chase & Co.
(SOFR + 1.89%), 2.182%, 6/1/28 (k)		900,000	921,023
(SOFR + 1.25%), 2.580%, 4/22/32 (k)		408,000	419,617
Series I
(ICE LIBOR USD 3 Month + 3.47%), 3.656%, 10/30/21 (k)(y)		138,000	138,310

See Notes to Financial Statements.

1251

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Principal Amount		Value (Note 1)
Series V
(ICE LIBOR USD 3 Month + 3.32%), 3.522%, 10/1/21 (k)(y)		$369,000	$369,000
Series Z
(ICE LIBOR USD 3 Month + 3.80%), 3.976%, 11/1/21 (k)(y)		118,000	118,295
Lloyds Banking Group plc
(ASX Australia Bank Bill Short Term Rates 3 Month Mid + 1.40%), 1.425%, 3/7/25 (k)	AUD	1,100,000	839,639
4.000%, 3/7/25		1,300,000	1,063,898
Mitsubishi UFJ Financial Group, Inc.
(ICE LIBOR USD 3 Month + 0.74%), 0.871%, 3/2/23 (k)		$800,000	806,593
Mizuho Financial Group, Inc.
(SOFR + 1.25%), 1.241%, 7/10/24 (k)		700,000	708,021
(ICE LIBOR USD 3 Month + 1.00%), 3.922%, 9/11/24 (k)		900,000	962,757
Natwest Group plc
(USD Swap Semi 5 Year + 7.60%), 8.625%, 8/15/21 (k)(y)		260,000	262,145
3.875%, 9/12/23		800,000	854,135
Santander Holdings USA, Inc. 4.400%, 7/13/27		137,000	153,668
Societe Generale SA 4.250%, 9/14/23§		800,000	860,470
4.250%, 8/19/26§		236,000	258,360
Standard Chartered plc
(USD Swap Semi 5 Year + 6.30%), 7.500%, 4/2/22 (k)(m)(y)		200,000	208,000
5.200%, 1/26/24§		200,000	219,047
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.78%), 0.991%, 1/12/25 (k)§		800,000	796,712
(ICE LIBOR USD 3 Month + 1.51%), 1.695%, 1/30/27 (k)(y)§		200,000	193,250
Sumitomo Mitsui Financial Group, Inc.
2.448%, 9/27/24		1,000,000	1,048,026
1.474%, 7/8/25		700,000	708,328
Truist Financial Corp.
Series Q
(US Treasury Yield Curve Rate T Note Constant Maturity 10 Year + 4.35%), 5.100%, 3/1/30 (k)(y)		286,000	322,465
UniCredit SpA 7.830%, 12/4/23§		1,600,000	1,844,581
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.55%), 3.127%, 6/3/32 (k)§		200,000	201,091
US Bancorp
Series J
(ICE LIBOR USD 3 Month + 2.91%), 5.300%, 4/15/27 (k)(y)		171,000	192,375
Wells Fargo & Co.
(ICE LIBOR USD 3 Month + 1.23%), 1.415%, 10/31/23 (k)		1,500,000	1,518,690
(SOFR + 2.00%), 2.188%, 4/30/26 (k)		156,000	161,961
Series BB
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.45%), 3.900%, 3/15/26 (k)(y)		114,000	117,597

			31,760,928

Capital Markets (0.9%)
Bank of New York Mellon Corp. (The)
Series E
(ICE LIBOR USD 3 Month + 3.42%), 3.554%, 9/20/21 (k)(y)		309,000	309,773
Series G
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.36%), 4.700%, 9/20/25 (k)(y)		69,000	75,382
Carlyle Finance Subsidiary LLC
3.500%, 9/19/29§		800,000	858,998
Charles Schwab Corp. (The)
Series G
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.97%), 5.375%, 6/1/25 (k)(y)		150,000	165,922
Series I
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.17%), 4.000%, 6/1/26 (k)(y)		326,000	339,855
Credit Suisse Group AG
(USD Swap Semi 5 Year + 4.60%), 7.500%, 7/17/23 (k)(y)§		200,000	216,750
(ICE LIBOR USD 3 Month + 1.20%), 2.997%, 12/14/23 (k)§		900,000	929,272
(ICE LIBOR USD 3 Month + 1.24%), 4.207%, 6/12/24 (k)§		1,000,000	1,064,006
(SOFR + 3.73%), 4.194%, 4/1/31 (k)§		254,000	285,242
(SOFR + 1.73%), 3.091%, 5/14/32 (k)§		310,000	319,392
Deutsche Bank AG
3.300%, 11/16/22		1,100,000	1,137,858
3.950%, 2/27/23		1,000,000	1,049,957
(SOFR + 2.58%), 3.961%, 11/26/25 (k)		2,020,000	2,181,110

See Notes to Financial Statements.

1252

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Principal Amount		Value (Note 1)
Goldman Sachs Group, Inc. (The)
3.750%, 5/22/25		$100,000	$109,641
(ICE LIBOR USD 3 Month + 1.75%), 1.934%, 10/28/27 (k)		700,000	738,419
(SOFR + 1.28%), 2.615%, 4/22/32 (k)		326,000	333,029
Series P
(ICE LIBOR USD 3 Month + 2.87%), 5.000%, 11/10/22 (k)(y)		81,000	82,012
Huarong Finance 2017 Co. Ltd.
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 7.77%), 4.500%, 1/24/22 (k)(m)(y)		265,000	177,550
Morgan Stanley
3.125%, 7/27/26		800,000	866,280
Series H
(ICE LIBOR USD 3 Month + 3.61%), 3.794%, 10/15/21 (k)(y)		35,000	35,088
Stifel Financial Corp.
4.000%, 5/15/30		900,000	997,177
UBS AG
7.625%, 8/17/22		960,000	1,034,400
UBS Group AG
(USD Swap Semi 5 Year + 5.88%), 7.125%, 8/10/21 (k)(m)(y)		309,000	310,545
(USD Swap Semi 5 Year + 4.87%), 7.000%, 2/19/25 (k)(m)(y)		200,000	230,500

			13,848,158

Consumer Finance (0.4%)
AGFC Capital Trust I
(ICE LIBOR USD 3 Month + 1.75%), 1.934%, 1/15/67 (k)§		1,070,000	690,982
American Express Co.
Series B
(ICE LIBOR USD 3 Month + 3.43%), 3.584%, 8/15/21 (k)(y)		28,000	28,105
Series C
(ICE LIBOR USD 3 Month + 3.29%), 3.404%, 9/15/21 (k)(y)		190,000	190,000
Capital One Financial Corp.
Series E
(ICE LIBOR USD 3 Month + 3.80%), 3.935%, 9/1/21 (k)(y)		200,000	200,006
CDBL Funding 1
3.500%, 10/24/27 (m)		250,000	263,875
Ford Motor Credit Co. LLC
5.584%, 3/18/24		700,000	766,640
5.125%, 6/16/25		900,000	988,875
3.250%, 9/15/25	EUR	600,000	761,952
General Motors Financial Co., Inc.
3.550%, 7/8/22		$800,000	824,815
4.300%, 7/13/25		70,000	77,410
5.250%, 3/1/26		47,000	54,156
Harley-Davidson Financial Services, Inc.
3.350%, 6/8/25§		453,000	483,936
LeasePlan Corp. NV
2.875%, 10/24/24§		800,000	839,995
OneMain Finance Corp.
6.125%, 5/15/22		700,000	728,000
Synchrony Financial
4.500%, 7/23/25		326,000	364,320

			7,263,067

Diversified Financial Services (0.3%)
Doric Nimrod Air Finance Alpha Ltd. Pass-Through Trust, Class A
Series 2012-1 A
5.125%, 11/30/22§		124,023	124,639
GE Capital European Funding Unlimited Co.
4.625%, 2/22/27	EUR	50,000	73,459
GE Capital Funding LLC
3.450%, 5/15/25		$700,000	761,767
4.050%, 5/15/27		900,000	1,019,238
4.400%, 5/15/30		1,327,000	1,544,274
NTT Finance Corp. 1.162%, 4/3/26§		1,000,000	998,597
Private Export Funding Corp. Series II 2.050%, 11/15/22		79,000	80,844
Voya Financial, Inc. (ICE LIBOR USD 3 Month + 3.58%), 5.650%, 5/15/53 (k)		91,000	96,686

			4,699,504

Insurance (0.2%)
Alleghany Corp. 3.625%, 5/15/30		328,000	360,620
Ambac LSNI LLC (ICE LIBOR USD 3 Month + 5.00%, 6.00% Floor), 6.000%, 2/12/23 (k)§		1,131,788	1,128,733
MetLife Capital Trust IV 7.875%, 12/15/37§		192,000	264,960
Nationwide Mutual Insurance Co. 9.375%, 8/15/39§		100,000	172,815
Sitka Holdings LLC (ICE LIBOR USD 3 Month + 4.50%, 0.75% Floor), 0.000%, 7/6/26 (k)§		900,000	895,500
Swiss Re Finance Luxembourg SA (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.58%), 5.000%, 4/2/49 (k)(m)		200,000	226,965

			3,049,593

Thrifts & Mortgage Finance (0.1%)
Nationwide Building Society (ICE LIBOR USD 3 Month + 1.06%), 3.766%, 3/8/24 (k)§		1,000,000	1,049,872

Total Financials			61,671,122

See Notes to Financial Statements.

1253

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Principal Amount		Value (Note 1)
Health Care (0.3%)
Biotechnology (0.1%)
AbbVie, Inc. 2.950%, 11/21/26		$800,000	$860,214

Health Care Providers & Services (0.1%)
Anthem, Inc. 2.550%, 3/15/31		800,000	824,249
Centene Corp. 4.250%, 12/15/27		53,000	55,716
Cigna Corp. 4.375%, 10/15/28		165,000	191,912
CVS Health Corp. 4.300%, 3/25/28		30,000	34,496
HCA, Inc. 5.250%, 6/15/26		47,000	54,250

			1,160,623

Pharmaceuticals (0.1%)
Bayer US Finance II LLC 3.875%, 12/15/23§		400,000	428,564
4.250%, 12/15/25§		1,000,000	1,116,097
Teva Pharmaceutical Finance Netherlands II BV 1.250%, 3/31/23 (m)	EUR	600,000	695,576

			2,240,237

Total Health Care			4,261,074

Industrials (0.7%)
Aerospace & Defense (0.2%)
Boeing Co. (The) 1.950%, 2/1/24		$700,000	716,781
1.433%, 2/4/24		800,000	801,756
2.750%, 2/1/26		900,000	939,834
Embraer Netherlands Finance BV
5.400%, 2/1/27		240,000	254,854
Textron, Inc. 3.875%, 3/1/25		100,000	108,939

			2,822,164

Building Products (0.1%)
CRH America Finance, Inc. 4.500%, 4/4/48§		1,000,000	1,214,392
Masco Corp. 1.500%, 2/15/28		800,000	781,403

			1,995,795

Commercial Services & Supplies (0.0%)
Rockefeller Foundation (The) Series 2020 2.492%, 10/1/50		700,000	673,974

Industrial Conglomerates (0.0%)
Alfa SAB de CV 5.250%, 3/25/24§		235,000	255,915
CITIC Ltd. 2.850%, 2/25/30 (m)		250,000	253,094

			509,009

Machinery (0.1%)
CNH Industrial Capital LLC 3.875%, 10/15/21		500,000	504,785
Komatsu Finance America, Inc. 2.437%, 9/11/22 (m)		1,000,000	1,021,323

			1,526,108

Professional Services (0.0%)
IHS Markit Ltd. 4.750%, 8/1/28		16,000	18,831
4.250%, 5/1/29		71,000	81,862

			100,693

Road & Rail (0.1%)
ENA Master Trust 4.000%, 5/19/48§		206,000	207,326
Lima Metro Line 2 Finance Ltd. 4.350%, 4/5/36§		200,000	205,938
Penske Truck Leasing Co. LP 4.875%, 7/11/22§		750,000	782,495

			1,195,759

Trading Companies & Distributors (0.1%)
Air Lease Corp. 2.875%, 1/15/26		60,000	63,046
3.625%, 4/1/27		16,000	17,213
Aircastle Ltd. 4.250%, 6/15/26		9,000	9,742
2.850%, 1/26/28§		298,000	295,789
Aviation Capital Group LLC 3.875%, 5/1/23§		33,000	34,553
4.375%, 1/30/24§		88,000	94,451
5.500%, 12/15/24§		255,000	287,887
1.950%, 1/30/26§		177,000	176,960
3.500%, 11/1/27§		38,000	39,963
Mitsubishi Corp. 2.625%, 7/14/22 (m)		800,000	817,184

			1,836,788

Transportation Infrastructure (0.1%)
Transurban Finance Co. Pty. Ltd. 2.450%, 3/16/31§		900,000	904,239

Total Industrials			11,564,529

Information Technology (0.7%)
Electronic Equipment, Instruments & Components (0.0%)
Arrow Electronics, Inc. 3.500%, 4/1/22		800,000	814,120

IT Services (0.1%)
Fiserv, Inc. 2.250%, 6/1/27		900,000	933,462
VeriSign, Inc. 2.700%, 6/15/31		138,000	139,744

			1,073,206

Semiconductors & Semiconductor Equipment (0.4%)
Broadcom Corp. 3.875%, 1/15/27		331,000	364,853
3.500%, 1/15/28		85,000	93,304
Broadcom, Inc. 4.110%, 9/15/28		1,102,000	1,238,978
5.000%, 4/15/30		256,000	301,753
4.150%, 11/15/30		299,000	334,551
2.450%, 2/15/31§		800,000	786,709

See Notes to Financial Statements.

1254

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Principal Amount		Value (Note 1)
3.419%, 4/15/33§		$700,000	$737,252
3.469%, 4/15/34§		769,000	812,681
Micron Technology, Inc. 4.975%, 2/6/26		700,000	806,474
4.185%, 2/15/27		421,000	473,511
SK Hynix, Inc. 2.375%, 1/19/31§		323,000	315,276

			6,265,342

Software (0.0%)
Infor, Inc. 1.750%, 7/15/25§		119,000	121,496
Oracle Corp. 2.875%, 3/25/31		242,000	252,003
3.950%, 3/25/51		284,000	310,198

			683,697

Technology Hardware, Storage & Peripherals (0.2%)
Dell International LLC 5.450%, 6/15/23		800,000	867,832
5.850%, 7/15/25		600,000	704,328
6.020%, 6/15/26		190,000	228,057
Seagate HDD Cayman 4.125%, 1/15/31§		700,000	716,625

			2,516,842

Total Information Technology			11,353,207

Materials (0.2%)
Chemicals (0.1%)
Alpek SAB de CV 4.250%, 9/18/29§		200,000	216,912
LYB International Finance BV 4.000%, 7/15/23		195,000	208,283
Syngenta Finance NV 4.441%, 4/24/23§		700,000	738,952

			1,164,147

Construction Materials (0.0%)
Inversiones CMPC SA 4.375%, 5/15/23 (m)		205,000	215,224
4.375%, 4/4/27 (m)		201,000	222,771

			437,995

Containers & Packaging (0.0%)
Berry Global, Inc. 1.570%, 1/15/26§		800,000	798,280

Metals & Mining (0.1%)
GUSAP III LP 4.250%, 1/21/30§		250,000	270,047
Indonesia Asahan Aluminium Persero PT
4.750%, 5/15/25§		299,000	328,505
Industrias Penoles SAB de CV 4.750%, 8/6/50§		310,000	334,471

			933,023

Paper & Forest Products (0.0%)
Suzano Austria GmbH 3.750%, 1/15/31		61,000	63,745

Total Materials			3,397,190

Real Estate (1.3%)
Equity Real Estate Investment Trusts (REITs) (1.2%)
American Tower Corp. (REIT) 3.375%, 5/15/24		1,000,000	1,070,791
AvalonBay Communities, Inc. (REIT)
2.300%, 3/1/30		900,000	922,124
Boston Properties LP (REIT) 3.400%, 6/21/29		800,000	869,366
Brixmor Operating Partnership LP (REIT)
3.900%, 3/15/27		800,000	876,814
Corporate Office Properties LP (REIT)
2.250%, 3/15/26		700,000	719,391
Crown Castle International Corp. (REIT)
3.700%, 6/15/26		800,000	880,610
EPR Properties (REIT) 4.500%, 4/1/25		800,000	852,015
Equinix, Inc. (REIT) 2.500%, 5/15/31		800,000	812,927
Essex Portfolio LP (REIT) 2.550%, 6/15/31		800,000	811,442
GLP Capital LP (REIT) 5.250%, 6/1/25		600,000	673,950
Healthcare Trust of America Holdings LP (REIT)
3.500%, 8/1/26		800,000	879,193
Host Hotels & Resorts LP (REIT) Series D 3.750%, 10/15/23		12,000	12,654
Kilroy Realty LP (REIT) 4.375%, 10/1/25		1,700,000	1,884,397
Mid-America Apartments LP (REIT)
3.600%, 6/1/27		800,000	890,672
National Retail Properties, Inc. (REIT)
2.500%, 4/15/30		900,000	916,407
Omega Healthcare Investors, Inc. (REIT)
3.375%, 2/1/31		800,000	817,452
Scentre Group Trust 1 (REIT) 4.375%, 5/28/30 (x)§		900,000	1,050,322
Service Properties Trust (REIT) 4.950%, 10/1/29		800,000	787,000
Spirit Realty LP (REIT) 3.400%, 1/15/30		800,000	852,116
VEREIT Operating Partnership LP (REIT)
4.625%, 11/1/25		800,000	906,605
Vornado Realty LP (REIT) 3.400%, 6/1/31		166,000	171,085
Welltower, Inc. (REIT) 2.750%, 1/15/31		700,000	723,203

			18,380,536

Real Estate Management & Development (0.1%)
CPI Property Group SA 2.125%, 10/4/24 (m)	EUR	700,000	871,941
Tesco Property Finance 5 plc 5.661%, 10/13/41 (m)	GBP	488,651	903,788

			1,775,729

Total Real Estate			20,156,265

See Notes to Financial Statements.

1255

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Principal Amount		Value (Note 1)
Utilities (0.8%)
Electric Utilities (0.5%)
Appalachian Power Co. Series AA 2.700%, 4/1/31		$800,000	$827,547
Avangrid, Inc. 3.800%, 6/1/29		900,000	1,016,049
Chile Electricity PEC SpA (Zero Coupon), 1/25/28§		490,000	396,379
Comision Federal de Electricidad
3.348%, 2/9/31 (x)§		258,000	255,662
Edison International 3.550%, 11/15/24		600,000	638,768
Enel Finance International NV 4.250%, 9/14/23§		800,000	860,835
IPALCO Enterprises, Inc. 4.250%, 5/1/30		700,000	786,388
Pacific Gas and Electric Co. (ICE LIBOR USD 3 Month + 1.38%), 1.531%, 11/15/21 (k)		800,000	801,164
3.500%, 6/15/25 (x)		700,000	730,260
3.150%, 1/1/26 (x)		600,000	618,704
2.950%, 3/1/26		600,000	612,858
Terraform Global Operating LLC
6.125%, 3/1/26§		26,000	26,650

			7,571,264

Gas Utilities (0.2%)
CenterPoint Energy Resources Corp. (ICE LIBOR USD 3 Month + 0.50%), 0.634%, 3/2/23 (k)		900,000	900,212
National Fuel Gas Co. 2.950%, 3/1/31		1,000,000	996,736
SGSP Australia Assets Pty. Ltd. 3.300%, 4/9/23 (e)(m)		1,000,000	1,038,658

			2,935,606

Multi-Utilities (0.1%)
Berkshire Hathaway Energy Co. 6.125%, 4/1/36		229,000	322,031
San Diego Gas & Electric Co. Series VVV 1.700%, 10/1/30		800,000	771,776
WEC Energy Group, Inc. 1.375%, 10/15/27		700,000	684,589

			1,778,396

Total Utilities			12,285,266

Total Corporate Bonds			161,934,090

Foreign Government Securities (0.5%)
Argentine Republic (Argentina Deposit Rates Badlar Private Banks ARS 30 to 35 Days + 2.00%), 36.056%, 4/3/22 (k)(r)	ARS	150,000	860
Canada Government Bond 0.500%, 12/1/50 TIPS	CAD	302,456	270,252
Dominican Republic Government Bond 4.875%, 9/23/32§		$276,000	284,280
Japan Bank for International Cooperation 2.375%, 7/21/22		800,000	817,592
Japan International Cooperation Agency 2.750%, 4/27/27		900,000	969,496
Provincia de Buenos Aires (Argentina Deposit Rates Badlar Private Banks ARS 30 to 35 Days + 3.75%), 37.812%, 4/12/25 (k)(m)(r)	ARS	240,000	1,337
Republic of Colombia 3.125%, 4/15/31		$235,000	229,610
Republic of Panama 9.375%, 4/1/29		190,000	281,675
Republic of Peru 8.200%, 8/12/26 (m)	PEN	2,000,000	644,905
6.350%, 8/12/28 (m)		2,000,000	580,266
6.950%, 8/12/31 (m)		1,000,000	291,332
State of Qatar 4.500%, 4/23/28§		$900,000	1,062,900
5.103%, 4/23/48§		800,000	1,059,900
Tokyo Metropolitan Government
2.500%, 6/8/22§		1,400,000	1,426,693
United Arab Emirates Government Bond
2.125%, 9/30/24§		425,000	444,975

Total Foreign Government Securities			8,366,073

Loan Participation (0.1%)
Financials (0.1%)
Consumer Finance (0.1%)
Delos Finance Sarl, New Term Loan (ICE LIBOR USD 3 Month + 1.75%), 1.897%, 10/6/23 (k)		2,100,000	2,097,703

Total Financials			2,097,703

Total Loan Participation			2,097,703

Mortgage-Backed Securities (4.9%)
FHLMC 2.384%, 11/1/31 (l)		1,849	1,935
5.500%, 1/1/35		37,467	43,291
5.500%, 7/1/35		29,651	34,043
4.000%, 7/1/44		237,531	259,864
4.000%, 2/1/46		325,247	357,751
4.500%, 10/1/48		241,951	263,920
4.500%, 11/1/48		459,559	501,000
5.000%, 11/1/48		152,388	168,886
FHLMC UMBS 3.500%, 9/1/49		499,992	534,929
3.500%, 10/1/49		464,087	495,343
3.500%, 11/1/49		198,616	211,749
3.500%, 1/1/50		625,425	672,839
FNMA 2.370%, 1/1/28 (l)		8,498	8,701
1.658%, 3/1/33 (l)		12,136	12,286

See Notes to Financial Statements.

1256

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Principal Amount	Value (Note 1)
2.036%, 1/1/36 (l)	$93,027	$97,835
1.835%, 2/1/37 (l)	46,533	48,117
2.330%, 12/1/40 (l)	3,066	3,158
FNMA UMBS 9.000%, 8/1/26	290	317
2.500%, 5/1/30	10,316	10,806
2.500%, 8/1/31	328,059	343,324
2.500%, 11/1/31	498,008	521,181
2.500%, 12/1/31	163,817	171,389
2.500%, 1/1/32	502,339	525,557
2.500%, 2/1/32	19,762	20,675
5.500%, 4/1/33	36,083	41,282
5.500%, 7/1/33	34,556	39,533
5.500%, 4/1/34	18,629	21,374
5.500%, 5/1/34	13,388	15,362
5.500%, 11/1/34	54,188	62,395
5.500%, 2/1/35	200,518	230,594
4.500%, 8/1/35	5,090	5,641
5.000%, 10/1/35	15,983	18,193
5.000%, 7/1/36	17,294	19,675
5.000%, 12/1/39	43,304	49,458
4.000%, 12/1/40	147,460	161,996
4.500%, 3/1/41	13,061	14,514
4.500%, 7/1/41	1,934	2,150
3.500%, 2/1/42	84,718	91,749
3.500%, 11/1/42	956,824	1,035,642
3.500%, 1/1/43	150,777	163,198
3.500%, 4/1/43	580,006	627,770
4.000%, 10/1/43	574,324	627,344
3.000%, 5/1/45	50,250	53,090
3.000%, 8/1/45	512,595	541,563
3.500%, 3/1/48	1,059,504	1,133,287
3.500%, 5/1/48	812,014	868,562
4.500%, 9/1/48	641,999	700,001
3.500%, 10/1/49	512,059	546,078
3.500%, 11/1/49	374,838	399,975
3.500%, 1/1/50	585,750	627,777
FNMA/FHLMC UMBS, 30 Year, Single Family
2.000%, 7/25/51 TBA	24,558,000	24,826,603
2.500%, 7/25/51 TBA	4,783,000	4,949,658
2.000%, 8/25/51 TBA	10,352,000	10,444,602
2.500%, 8/25/51 TBA	10,400,000	10,742,062
3.000%, 8/25/51 TBA	3,200,000	3,334,750
3.500%, 8/25/51 TBA	7,000,000	7,374,063
GNMA 2.250%, 7/20/27 (l)	704	717
3.000%, 5/15/43	189,948	202,171
3.000%, 7/15/45	352,421	372,565
3.000%, 5/20/46	229,727	242,623
3.500%, 10/15/49	210,626	221,840
3.500%, 1/15/50	52,090	54,620
3.500%, 2/15/50	326,259	342,101

Total Mortgage-Backed Securities		76,515,474

Municipal Bonds (0.3%)
City Of Chicago General Obligation Bonds, Taxable Series 2015 B 7.750%, 1/1/42	100,000	114,152
City of Chicago Taxable General Obligation Bonds, Series 2008A 5.630%, 1/1/22	165,000	168,095
City of New York, General Obligation Bonds, Series D 1.923%, 8/1/31	205,000	203,561
County of Los Angeles Public Works Financing Authority, Revenue Bonds, Series 2010-B 5.841%, 8/1/21	255,000	256,144
Florida State Board of Administration Finance Corp. Revenue Bonds, Series 2020A 1.705%, 7/1/27	288,000	292,662
Port Authority of New York and New Jersey Consolidated Notes, Series AAA 1.086%, 7/1/23	180,000	182,291
Regents of the University of California Medical Center, Revenue Bonds, Series 2010H 5.235%, 5/15/22	955,000	995,956
State of California 5.700%, 11/1/21	225,000	229,089
State of Illinois, Sales Tax Corporation Second Lien Securitization Bonds, Taxable Series 2020B 3.007%, 1/1/33	800,000	845,648
The Regent of The University of California General Revenue Bonds 2021, Series BJ 3.071%, 5/15/51	335,000	338,382
Tobacco Settlement Finance Authority Taxable Tobacco Settlement, Series 2020 3.000%, 6/1/35	202,177	208,622

Total Municipal Bonds		3,834,602

U.S. Government Agency Securities (33.2%)
FFCB 1.950%, 11/2/21	3,750,000	3,773,607
2.550%, 3/1/22	4,370,000	4,441,292
1.750%, 7/1/22	30,000,000	30,483,270
0.160%, 10/13/22	20,000,000	19,994,606
0.125%, 11/23/22	6,000,000	5,998,201
FHLB 1.875%, 7/7/21	635,000	635,191
1.375%, 2/17/23	30,000,000	30,567,387
2.125%, 3/10/23	7,440,000	7,671,301
2.125%, 6/9/23	26,595,000	27,492,432
3.250%, 6/9/23	20,495,000	21,683,975
2.500%, 2/13/24	2,365,000	2,496,855
2.875%, 9/13/24	40,000,000	42,980,720
2.750%, 12/13/24	39,420,000	42,324,190
2.375%, 3/14/25	5,500,000	5,852,589
3.250%, 11/16/28	12,910,000	14,656,613
FHLMC 2.375%, 1/13/22	25,607,000	25,922,163
2.750%, 6/19/23	34,032,000	35,703,356
1.500%, 2/12/25	35,000,000	36,109,021
0.800%, 10/28/26	3,000,000	2,983,569

See Notes to Financial Statements.

1257

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Principal Amount		Value (Note 1)
FNMA 0.250%, 7/10/23		$25,000,000	$24,995,563
2.875%, 9/12/23		42,290,000	44,679,262
2.500%, 2/5/24		3,545,000	3,736,445
1.625%, 1/7/25		30,000,000	31,063,914
1.875%, 9/24/26		25,816,000	27,063,323
Hashemite Kingdom of Jordan AID Bonds
2.578%, 6/30/22		7,191,000	7,353,637
Iraq Government AID Bonds 2.149%, 1/18/22		7,460,000	7,543,277
Tennessee Valley Authority 1.875%, 8/15/22		850,000	866,096
Ukraine Government AID Bonds 1.471%, 9/29/21		11,300,000	11,335,538

Total U.S. Government Agency Securities			520,407,393

U.S. Treasury Obligations (42.6%)
U.S. Treasury Bonds 6.125%, 11/15/27		4,347,000	5,695,649
5.375%, 2/15/31		667,900	908,175
4.250%, 5/15/39		200,000	273,677
4.375%, 11/15/39		200,000	278,244
4.625%, 2/15/40		200,000	287,093
1.375%, 11/15/40		10,200,000	9,170,166
1.875%, 2/15/41		4,800,000	4,703,966
3.750%, 8/15/41		94,000	122,129
3.000%, 5/15/42		1,010,500	1,183,062
3.625%, 8/15/43		627,300	807,764
3.750%, 11/15/43		421,000	552,730
3.625%, 2/15/44		1,055,000	1,363,817
3.375%, 5/15/44		800,000	997,685
3.125%, 8/15/44		4,689,100	5,628,443
3.000%, 11/15/44		483,700	569,565
3.000%, 5/15/45		400,000	471,865
2.875%, 8/15/45		2,700,000	3,122,096
3.000%, 5/15/47		5,900,000	7,015,215
3.000%, 2/15/48		1,500,000	1,788,216
2.875%, 5/15/49		4,200,000	4,920,162
1.250%, 5/15/50		1,200,000	980,524
1.375%, 8/15/50		5,000,000	4,217,131
1.625%, 11/15/50		617,900	555,179
1.875%, 2/15/51		3,428,600	3,274,017
U.S. Treasury Inflation Linked Notes
0.250%, 1/15/25 TIPS		5,345,590	5,786,215
0.750%, 7/15/28 TIPS		340,445	390,870
0.125%, 1/15/31 TIPS		400,093	440,601
U.S. Treasury Notes 0.125%, 6/30/22		2,063,500	2,063,984
0.125%, 8/31/22		14,028,000	14,028,438
0.125%, 11/30/22		6,483,100	6,479,801
2.500%, 5/15/24		9,941,000	10,530,502
2.125%, 7/31/24#		10,000,000	10,503,970
2.125%, 9/30/24		4,700,000	4,943,537
2.000%, 2/15/25		59,940,800	62,937,373
0.375%, 4/30/25		21,997,400	21,768,521
2.125%, 5/15/25		30,428,000	32,137,749
0.250%, 8/31/25		17,001,000	16,664,880
0.250%, 9/30/25		33,171,600	32,484,570
2.250%, 11/15/25		42,200,700	44,915,994
0.375%, 12/31/25		39,993,000	39,246,843
0.375%, 1/31/26		14,206,200	13,927,405
1.625%, 2/15/26		4,984,200	5,168,740
0.500%, 2/28/26		7,534,300	7,423,632
1.625%, 5/15/26		6,876,500	7,131,217
0.750%, 5/31/26		20,230,000	20,124,242
2.000%, 11/15/26		22,393,100	23,645,584
2.250%, 2/15/27		12,748,000	13,633,349
2.250%, 8/15/27		26,294,000	28,137,157
2.250%, 11/15/27		11,532,000	12,343,984
2.750%, 2/15/28		11,215,000	12,367,280
2.875%, 5/15/28		5,240,000	5,825,492
3.125%, 11/15/28		12,759,300	14,445,018
2.625%, 2/15/29		9,196,800	10,093,167
2.375%, 5/15/29		30,797,500	33,260,120
1.625%, 8/15/29		1,173,000	1,200,882
1.750%, 11/15/29		3,249,400	3,357,085
1.500%, 2/15/30		4,024,400	4,068,397
0.625%, 5/15/30		11,698,600	10,946,389
0.625%, 8/15/30		26,672,200	24,877,932
0.875%, 11/15/30		24,458,500	23,285,531
1.125%, 2/15/31		27,968,400	27,183,567
1.625%, 5/15/31		1,155,300	1,174,418

Total U.S. Treasury Obligations			667,831,006

Total Long-Term Debt Securities (97.6%) (Cost $1,495,849,155)			1,529,606,133

SHORT-TERM INVESTMENTS:
Foreign Government Treasury Bills (0.8%)
Federative Republic of Brazil 0.00%, 10/1/21 (p)	BRL	58,300,000	11,588,541
0.00%, 1/1/22 (p)		7,000,000	1,369,331

Total Foreign Government Treasury Bills			12,957,872

	Number of Shares		Value (Note 1)
Investment Company (0.1%)
BlackRock Liquidity FedFund, Institutional Shares (xx)		2,000,000	2,000,000

	Principal Amount		Value (Note 1)
Repurchase Agreements (0.0%)
Citigroup Global Markets, Inc.,
0.07%, dated 6/30/21, due 7/1/21, repurchase price $236,534, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-5.000%, maturing 4/30/22-2/15/42; total market value $241,264. (xx)		$236,534	236,534

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Principal Amount	Value (Note 1)
Deutsche Bank AG,
0.17%, dated 6/30/21, due 7/1/21, repurchase price $26,798, collateralized by various Foreign Government Agency Securities, ranging from 0.125%-1.875%, maturing 2/12/22-2/15/23; total market value $27,335. (xx)	$26,798	$26,798
HSBC Bank plc, 0.10%, dated 6/30/21, due 7/1/21, repurchase price $98,481, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-6.125%, maturing 7/15/21-2/15/50; total market value $100,491. (xx)	98,481	98,481
HSBC Bank plc, 0.10%, dated 6/30/21, due 7/1/21, repurchase price $100,000, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-6.125%, maturing 7/15/21-2/15/50; total market value $102,041. (xx)	100,000	100,000

Total Repurchase Agreements		461,813

U.S. Government Agency Security (0.2%)
FHLB
0.04%, 7/16/21 (o)(p)	2,100,000	2,099,967

U.S. Treasury Obligations (4.9%)
U.S. Treasury Bills 0.05%, 7/15/21 (p),(v)	600,000	599,988
0.05%, 7/27/21 (p)	1,295,000	1,294,953
0.05%, 8/3/21 (p)	3,505,000	3,504,844
0.05%, 8/5/21 (p)	1,990,000	1,989,905
0.05%, 8/19/21 (p)	8,100,000	8,099,444
0.04%, 8/24/21 (p)	795,000	794,949
0.05%, 8/26/21 (p)	4,000,000	3,999,676
0.05%, 8/31/21 (p)	1,220,000	1,219,904
0.05%, 9/2/21 (p),(v)	1,100,000	1,099,898
0.05%, 9/7/21 (p)	1,720,000	1,719,840
0.05%, 9/9/21 (p)	3,600,000	3,599,640
0.05%, 9/14/21 (p)	2,790,000	2,789,724
0.05%, 9/21/21 (p),(v)	3,495,000	3,494,595
0.05%, 9/23/21 (p)	23,000,000	22,997,321
0.05%, 9/28/21 (p)	2,100,000	2,099,733
0.05%, 9/30/21 (p)	1,155,000	1,154,854
0.05%, 10/28/21 (p)	3,505,000	3,504,407
0.05%, 11/4/21 (p)	6,790,000	6,788,813
0.05%, 11/18/21 (p)	860,000	859,816
0.05%, 11/26/21 (p)	895,000	894,798
0.06%, 12/30/21 (p)	1,155,000	1,154,650
0.06%, 4/21/22 (p)	2,155,000	2,154,003
0.07%, 6/16/22 (p)	1,160,000	1,159,174

Total U.S. Treasury Obligations		76,974,929

Total Short-Term Investments (6.0%) (Cost $93,141,235)		94,494,581

Total Investments in Securities (103.6%) (Cost $1,588,990,390)		1,624,100,714
Other Assets Less Liabilities (-3.6%)		(55,884,006)

Net Assets (100%)		$1,568,216,708

§

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At June 30, 2021, the market value of these securities amounted to $102,178,096 or 6.5% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $408,604.
(e)	Step Bond - Coupon rate increases or decreases in increments to maturity. Rate disclosed is as of June 30, 2021. Maturity date disclosed is the ultimate maturity date.
(h)

Defaulted security. A security is classified as defaulted if the issuer files for bankruptcy or fails to make a scheduled interest or principal payment within the grace period set forth in the security’s governing documents.

(k)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of June 30, 2021.
(l)

Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of June 30, 2021.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At June 30, 2021, the market value of these securities amounted to $17,985,873 or 1.1% of net assets.

(o)	Discount Note Security. Effective rate calculated as of June 30, 2021.
(p)	Yield to maturity.
(r)	Value determined using significant unobservable inputs.
(v)	All, or a portion of security held by broker as collateral for forward foreign currency contracts, with a total collateral value of $1,405,912
(x)	All or a portion of security is on loan at June 30, 2021.
(xx)

At June 30, 2021, the Portfolio had loaned securities with a total value of $2,407,287. This was collateralized by cash of $2,461,813 which was subsequently invested in an investment company and joint repurchase agreements as detailed in the Notes to the Financial Statements.

(y)

Securities are perpetual and, thus, do not have a predetermined maturity date. The coupon rate for these securities are fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of June 30, 2021.

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

Glossary:

ARM	—	Adjustable Rate Mortgage
ARS	—	Argentine Peso
AUD	—	Australian Dollar
BRL	—	Brazilian Real
CAD	—	Canadian Dollar
CLP	—	Chilean Peso
CLO	—	Collateralized Loan Obligation
CPI	—	Consumer Price Index
EUR	—	European Currency Unit
FFCB	—	Federal Farm Credit Bank
FHLB	—	Federal Home Loan Bank
FHLMC	—	Federal Home Loan Mortgage Corp.
FNMA	—	Federal National Mortgage Association
GBP	—	British Pound
GNMA	—	Government National Mortgage Association
ICE	—	Intercontinental Exchange
IO	—	Interest Only
JPY	—	Japanese Yen
LIBOR	—	London Interbank Offered Rate
MYR	—	Malaysian Ringgit
PIK	—	Payment-in Kind Security
PEN	—	Peruvian Sol
REMIC	—	Real Estate Mortgage Investment Conduit
SOFR	—	Secured Overnight Financing Rate
TBA	—	To Be Announced; Security is subject to delayed delivery
TIPS	—	Treasury Inflation Protected Security
UMBS	—	Uniform Mortgage-Backed Securities
USD	—	United States Dollar

Futures contracts outstanding as of June 30, 2021 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
U.S. Treasury 2 Year Note	78	9/2021	USD	17,184,984	(27,838)
U.S. Treasury 5 Year Note	96	9/2021	USD	11,849,250	(17,724)
U.S. Treasury 10 Year Note	320	9/2021	USD	42,400,000	121,170
U.S. Treasury Ultra Bond	47	9/2021	USD	9,056,312	323,117

					398,725

Short Contracts
Canada 10 Year Bond	(7)	9/2021	CAD	(821,749)	(9,762)
Euro-Buxl	(6)	9/2021	EUR	(1,445,951)	(25,789)
Japan 10 Year Bond	(11)	9/2021	JPY	(15,019,488)	(20,669)
Long Gilt	(56)	9/2021	GBP	(9,923,241)	(105,276)
U.S. Treasury 5 Year Note	(11)	9/2021	USD	(1,357,727)	1,962
U.S. Treasury Long Bond	(17)	9/2021	USD	(2,732,750)	(86,352)

					(245,886)

					152,839

Forward Foreign Currency Contracts outstanding as of June 30, 2021 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
BRL	9,740,029	USD	1,834,678	Bank of America**	7/2/2021	123,589
USD	1,945,942	AUD	2,516,000	Bank of America	7/2/2021	59,068
USD	837,563	CAD	1,009,000	Barclays Bank plc	7/2/2021	23,590
USD	8,882,765	EUR	7,261,000	Barclays Bank plc	7/2/2021	273,034
BRL	9,740,029	USD	1,921,755	Goldman Sachs Bank USA**	8/3/2021	29,591
USD	8,616,466	EUR	7,261,000	Barclays Bank plc	8/3/2021	868
USD	271,739	EUR	221,584	JPMorgan Chase Bank	8/3/2021	8,818
USD	12,697,258	GBP	9,022,000	Barclays Bank plc	8/17/2021	215,664
USD	286,488	MYR	1,188,496	Goldman Sachs Bank USA**	9/15/2021	1,109
USD	1,651,756	PEN	6,191,275	Goldman Sachs Bank USA**	11/12/2021	39,529

Total unrealized appreciation						774,860

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
USD	1,927,955	BRL	9,740,029	Goldman Sachs Bank USA**	7/2/2021	(30,312)
USD	291,524	CAD	364,933	JPMorgan Chase Bank	7/16/2021	(2,869)
USD	812,619	CAD	1,009,000	JPMorgan Chase Bank	8/3/2021	(1,340)
USD	10,308,045	BRL	58,300,000	JPMorgan Chase Bank**	10/4/2021	(1,272,083)
CLP	764,550,588	USD	1,068,047	Deutsche Bank AG**	11/9/2021	(31,429)
USD	1,224,526	BRL	7,000,000	JPMorgan Chase Bank**	1/4/2022	(145,180)

Total unrealized depreciation						(1,483,213)

Net unrealized depreciation						(708,353)

**	Non-deliverable forward.

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2021:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) (a)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Asset-Backed Securities	$—	$32,335,073	$—	$32,335,073
Collateralized Mortgage Obligations	—	27,083,939	—	27,083,939
Commercial Mortgage-Backed Securities	—	29,200,780	—	29,200,780
Corporate Bonds
Communication Services	—	10,498,907	—	10,498,907
Consumer Discretionary	—	10,778,793	—	10,778,793
Consumer Staples	—	5,865,817	—	5,865,817
Energy	—	10,101,920	—	10,101,920
Financials	—	61,671,122	—	61,671,122
Health Care	—	4,261,074	—	4,261,074
Industrials	—	11,564,529	—	11,564,529
Information Technology	—	11,353,207	—	11,353,207
Materials	—	3,397,190	—	3,397,190
Real Estate	—	20,156,265	—	20,156,265
Utilities	—	12,285,266	—	12,285,266
Foreign Government Securities	—	8,363,876	2,197	8,366,073
Forward Currency Contracts	—	774,860	—	774,860
Futures	446,249	—	—	446,249
Loan Participations
Financials	—	2,097,703	—	2,097,703
Mortgage-Backed Securities	—	76,515,474	—	76,515,474
Municipal Bonds	—	3,834,602	—	3,834,602
Short-Term Investments
Foreign Government Treasury Bills	—	12,957,872	—	12,957,872
Investment Company	2,000,000	—	—	2,000,000

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) (a)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Repurchase Agreements	$—	$461,813	$—	$461,813
U.S. Government Agency Security	—	2,099,967	—	2,099,967
U.S. Treasury Obligations	—	76,974,929	—	76,974,929
U.S. Government Agency Securities	—	520,407,393	—	520,407,393
U.S. Treasury Obligations	—	667,831,006	—	667,831,006

Total Assets	$2,446,249	$1,622,873,377	$2,197	$1,625,321,823

Liabilities:
Forward Currency Contracts	$—	$(1,483,213)	$—	$(1,483,213)
Futures	(293,410)	—	—	(293,410)

Total Liabilities	$(293,410)	$(1,483,213)	$—	$(1,776,623)

Total	$2,152,839	$1,621,390,164	$2,197	$1,623,545,200

(a)	A Security with a market value of $282,209 transferred from Level 3 to Level 2 at the end of the period due to observable market inputs.

Fair Values of Derivative Instruments as of June 30, 2021:

	Statement of Assets and Liabilities
Derivatives Contracts^	Asset Derivatives	Fair Value
Interest rate contracts	Receivables, Net assets – Unrealized appreciation	$446,249	*
Foreign exchange contracts	Receivables	774,860

Total		$1,221,109

	Liability Derivatives
Interest rate contracts	Payables, Net assets – Unrealized depreciation	$(293,410	)*
Foreign exchange contracts	Payables	(1,483,213)

Total		$(1,776,623)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2021:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Forward Foreign Currency Contracts	Total
Interest rate contracts	$(1,585,481)	$—	$(1,585,481)
Foreign exchange contracts	—	1,060,194	1,060,194

Total	$(1,585,481)	$1,060,194	$(525,287)

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Forward Foreign Currency Contracts	Total
Interest rate contracts	$172,437	$—	$172,437
Foreign exchange contracts	—	364,173	364,173

Total	$172,437	$364,173	$536,610

^ This Portfolio held forward foreign currency contracts and futures contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

The Portfolio held forward foreign currency contracts with an average settlement value of approximately $72,842,000 and futures contracts with an average notional balance of approximately $108,377,000 respectively, during the six months ended June 30, 2021.

The following table presents the Portfolio’s gross derivative assets and liabilities by counterparty net of amounts available for offset under netting arrangements and any related collateral received or pledged by the Portfolio as of June 30, 2021:

Counterparty	Gross Amount of Derivative Assets Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Received*	Net Amount Due from Counterparty
Bank of America	$182,657	$—	$(182,657)	$—
Barclays Bank plc	513,156	—	(340,000)	173,156
Goldman Sachs Bank USA	70,229	(30,312)	—	39,917
JPMorgan Chase Bank	8,818	(8,818)	—	—

Total	$774,860	$(39,130)	$(522,657)	$213,073

Counterparty	Gross Amount of Derivative Liabilities Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Pledged	Net Amount Due to Counterparty
Deutsche Bank AG	$31,429	$—	$—	$31,429
Goldman Sachs Bank USA	30,312	(30,312)	—	—
JPMorgan Chase Bank	1,421,472	(8,818)	(1,405,912)	6,742

Total	$1,483,213	$(39,130)	$(1,405,912)	$38,171

(a)	For financial reporting purposes the Portfolio does not offset derivative assets and derivative liabilities subject to master netting arrangements in the Statement of Assets and Liabilities.

*	The table above does not include the additional collateral received from the counterparty. Total additional collateral received is $227,343.

Sale-Buyback Transactions:

The average amount of borrowings while outstanding for 13 days during the six months ended June 30, 2021, was approximately $1,317,000 at a weighted average interest rate of 0.02%.

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

Investment security transactions for the six months ended June 30, 2021 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$646,680,836
Long-term U.S. government debt securities	238,301,560

$884,982,396

Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$680,689,776
Long-term U.S. government debt securities	190,925,104

$871,614,880

As of June 30, 2021, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$46,541,714
Aggregate gross unrealized depreciation	(12,539,784)

Net unrealized appreciation	$34,001,930

Federal income tax cost of investments in securities and derivative instruments, if applicable	$1,589,543,270

See Notes to Financial Statements.

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STATEMENT OF ASSETS AND LIABILITIES

June 30, 2021 (Unaudited)

ASSETS
Investments in Securities, at value (x)
Unaffiliated Issuers (Cost $1,588,528,577)	$1,623,638,901
Repurchase Agreements (Cost $461,813)	461,813
Cash	8,354,680
Foreign cash (Cost $364,447)	364,280
Receivable for securities sold	36,305,107
Receivable for forward settling transactions	31,938,002
Dividends, interest and other receivables	6,919,573
Due from broker for futures variation margin	1,147,413
Unrealized appreciation on forward foreign currency contracts	774,860
Receivable for Portfolio shares sold	207,279
Securities lending income receivable	956
Other assets	14,897

Total assets	1,710,127,761

LIABILITIES
Payable for forward settling transactions	93,477,212
Payable for securities purchased	41,939,523
Payable for return of collateral on securities loaned	2,461,812
Unrealized depreciation on forward foreign currency contracts	1,483,213
Payable for return of cash collateral on forward foreign currency contracts	750,000
Payable for Portfolio shares redeemed	698,907
Investment management fees payable	513,258
Distribution fees payable – Class IB	178,937
Administrative fees payable	151,855
Distribution fees payable – Class IA	36,084
Trustees’ fees payable	230
Accrued expenses	220,022

Total liabilities	141,911,053

NET ASSETS	$1,568,216,708

Net assets were comprised of:
Paid in capital	$1,531,597,950
Total distributable earnings (loss)	36,618,758

Net assets	$1,568,216,708

Class IA
Net asset value, offering and redemption price per share, $175,364,851 / 20,060,410 shares outstanding (unlimited amount authorized: $0.01 par value)	$8.74

Class IB
Net asset value, offering and redemption price per share, $870,327,009 / 99,980,320 shares outstanding (unlimited amount authorized: $0.01 par value)	$8.70

Class K
Net asset value, offering and redemption price per share, $522,524,848 / 59,719,182 shares outstanding (unlimited amount authorized: $0.01 par value)	$8.75

(x)	Includes value of securities on loan of $2,407,287.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2021 (Unaudited)

INVESTMENT INCOME
Interest	$12,202,467
Dividends	14
Securities lending (net)	3,349

Total income	12,205,830

EXPENSES
Investment management fees	3,008,553
Distribution fees – Class IB	1,093,349
Administrative fees	921,812
Distribution fees – Class IA	221,669
Custodian fees	90,937
Professional fees	55,769
Printing and mailing expenses	52,559
Trustees’ fees	20,042
Interest expense	18
Miscellaneous	33,764

Total expenses	5,498,472

NET INVESTMENT INCOME (LOSS)	6,707,358

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	4,163,464
Futures contracts	(1,585,481)
Forward foreign currency contracts	1,060,194
Foreign currency transactions	138,529
Securities sold short	(13,328)

Net realized gain (loss)	3,763,378

Change in unrealized appreciation (depreciation) on:
Investments in securities	(32,277,083)
Futures contracts	172,437
Forward foreign currency contracts	364,173
Foreign currency translations	(19,309)

Net change in unrealized appreciation (depreciation)	(31,759,782)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(27,996,404)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(21,289,046)

See Notes to Financial Statements.

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STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31, 2020
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$6,707,358	$19,299,222
Net realized gain (loss)	3,763,378	42,563,053
Net change in unrealized appreciation (depreciation)	(31,759,782)	30,390,488

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(21,289,046)	92,252,763

Distributions to shareholders:
Class IA	—	(6,631,152)
Class IB	—	(32,159,059)
Class K	—	(17,265,136)

Total distributions to shareholders	—	(56,055,347)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 476,172 and 2,215,457 shares, respectively ]	4,150,355	20,093,672
Capital shares issued in reinvestment of dividends and distributions [ 0 and 748,482 shares, respectively ]	—	6,631,152
Capital shares repurchased [ (1,381,293) and (3,079,010) shares, respectively ]	(12,057,087)	(27,980,379)

Total Class IA transactions	(7,906,732)	(1,255,555)

Class IB
Capital shares sold [ 6,889,997 and 13,241,646 shares, respectively ]	60,036,419	118,980,868
Capital shares issued in reinvestment of dividends and distributions [ 0 and 3,645,272 shares, respectively ]	—	32,159,059
Capital shares repurchased [ (9,160,045) and (19,738,003) shares, respectively ]	(79,768,769)	(177,092,888)

Total Class IB transactions	(19,732,350)	(25,952,961)

Class K
Capital shares sold [ 11,271,668 and 11,505,912 shares, respectively ]	98,982,559	105,028,442
Capital shares issued in reinvestment of dividends and distributions [ 0 and 1,949,669 shares, respectively ]	—	17,265,136
Capital shares repurchased [ (2,797,803) and (21,022,426) shares, respectively ]	(24,443,208)	(189,321,492)

Total Class K transactions	74,539,351	(67,027,914)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	46,900,269	(94,236,430)

TOTAL INCREASE (DECREASE) IN NET ASSETS	25,611,223	(58,039,014)
NET ASSETS:
Beginning of period	1,542,605,485	1,600,644,499

End of period	$1,568,216,708	$1,542,605,485

See Notes to Financial Statements.

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FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31,
Class IA			2020	2019	2018	2017	2016
Net asset value, beginning of period	$8.86		$8.67	$8.34	$8.48	$8.46	$8.47

Income (loss) from investment operations:
Net investment income (loss) (e)	0.03		0.11	0.15	0.13	0.09	0.09
Net realized and unrealized gain (loss)	(0.15)		0.41	0.32	(0.12)	0.03	— #

Total from investment operations	(0.12)		0.52	0.47	0.01	0.12	0.09

Less distributions:
Dividends from net investment income	—		(0.12)	(0.14)	(0.15)	(0.10)	(0.10)
Distributions from net realized gains	—		(0.21)	—	—	—	—

Total dividends and distributions	—		(0.33)	(0.14)	(0.15)	(0.10)	(0.10)

Net asset value, end of period	$8.74		$8.86	$8.67	$8.34	$8.48	$8.46

Total return (b)	(1.35)%		5.96%	5.60%	0.08%	1.45%	1.09%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$175,365		$185,857	$182,842	$180,841	$208,996	$143,640
Ratio of expenses to average net assets: (a)(f)	0.79%		0.80%	0.83%	0.84%	0.80%	0.81%
Ratio of net investment income (loss) to average net assets: (a)(f)	0.78%		1.19%	1.76%	1.58%	1.11%	1.04%
Portfolio turnover rate^	57	%(z)	173%	181%	204%	184%	129%

	Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31,
Class IB			2020	2019	2018	2017	2016
Net asset value, beginning of period	$8.83		$8.64	$8.31	$8.44	$8.43	$8.43

Income (loss) from investment operations:
Net investment income (loss) (e)	0.03		0.11	0.15	0.13	0.09	0.09
Net realized and unrealized gain (loss)	(0.16)		0.41	0.32	(0.11)	0.02	0.01

Total from investment operations	(0.13)		0.52	0.47	0.02	0.11	0.10

Less distributions:
Dividends from net investment income	—		(0.12)	(0.14)	(0.15)	(0.10)	(0.10)
Distributions from net realized gains	—		(0.21)	—	—	—	—

Total dividends and distributions	—		(0.33)	(0.14)	(0.15)	(0.10)	(0.10)

Net asset value, end of period	$8.70		$8.83	$8.64	$8.31	$8.44	$8.43

Total return (b)	(1.47)%		5.98%	5.62%	0.20%	1.34%	1.20%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$870,327		$902,619	$907,886	$958,785	$1,062,882	$1,137,174
Ratio of expenses to average net assets: (a)(f)	0.79%		0.80%	0.83%	0.84%	0.80%	0.81%
Ratio of net investment income (loss) to average net assets: (a)(f)	0.79%		1.19%	1.76%	1.58%	1.11%	1.04%
Portfolio turnover rate^	57	%(z)	173%	181%	204%	184%	129%

See Notes to Financial Statements.

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FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31,
Class K			2020	2019	2018	2017	2016
Net asset value, beginning of period	$8.86		$8.67	$8.34	$8.47	$8.46	$8.46

Income (loss) from investment operations:
Net investment income (loss) (e)	0.05		0.13	0.17	0.15	0.12	0.11
Net realized and unrealized gain (loss)	(0.16)		0.41	0.32	(0.11)	0.01	0.01

Total from investment operations	(0.11)		0.54	0.49	0.04	0.13	0.12

Less distributions:
Dividends from net investment income	—		(0.14)	(0.16)	(0.17)	(0.12)	(0.12)
Distributions from net realized gains	—		(0.21)	—	—	—	—

Total dividends and distributions	—		(0.35)	(0.16)	(0.17)	(0.12)	(0.12)

Net asset value, end of period	$8.75		$8.86	$8.67	$8.34	$8.47	$8.46

Total return (b)	(1.24)%		6.22%	5.86%	0.45%	1.59%	1.46%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$522,525		$454,130	$509,918	$384,658	$412,848	$328,949
Ratio of expenses to average net assets: (a)(f)	0.54%		0.55%	0.58%	0.59%	0.55%	0.56%
Ratio of net investment income (loss) to average net assets: (a)(f)	1.04%		1.45%	2.01%	1.83%	1.36%	1.30%
Portfolio turnover rate^	57	%(z)	173%	181%	204%	184%	129%
#	Per share amount is less than $0.005.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

1268

EQ/SMALL COMPANY INDEX PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2021	% of Net Assets
Health Care	20.9%
Financials	14.7
Industrials	14.1
Information Technology	13.5
Consumer Discretionary	11.7
Real Estate	6.8
Energy	4.2
Materials	3.8
Communication Services	3.7
Repurchase Agreements	3.6
Consumer Staples	3.1
Utilities	2.4
Investment Company	1.6
Cash and Other	(4.1)

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IA and Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2021 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/21	Ending Account Value 6/30/21	Expenses Paid During Period* 1/1/21 - 6/30/21
Class IA
Actual	$1,000.00	$1,173.30	$3.37
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.69	3.13
Class IB
Actual	1,000.00	1,173.20	3.37
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.69	3.13
Class K
Actual	1,000.00	1,174.10	2.02
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.93	1.88

* Expenses are equal to the Portfolio’s Class IA, Class IB and Class K shares annualized expense ratio of 0.63%, 0.63% and 0.38%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

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EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (3.7%)
Diversified Telecommunication Services (0.7%)
Anterix, Inc.*	4,900	$293,951
ATN International, Inc.	5,700	259,293
Bandwidth, Inc., Class A*	11,100	1,530,912
Cincinnati Bell, Inc.*	20,167	310,975
Cogent Communications Holdings, Inc.	23,225	1,785,770
Consolidated Communications Holdings, Inc.*	37,941	333,502
Globalstar, Inc. (x)*	313,300	557,674
IDT Corp., Class B*	3,200	118,272
Iridium Communications, Inc.*	67,800	2,711,322
Liberty Latin America Ltd., Class A*	21,700	300,762
Liberty Latin America Ltd., Class C*	87,119	1,228,378
Ooma, Inc.*	10,000	188,600
ORBCOMM, Inc.*	46,600	523,784
Radius Global Infrastructure, Inc. (x)*	4,400	63,800

		10,206,995

Entertainment (1.1%)
AMC Entertainment Holdings, Inc., Class A (x)*	210,138	11,910,622
Chicken Soup For The Soul Entertainment, Inc. (x)*	1,300	53,820
Cinemark Holdings, Inc.*	61,700	1,354,315
CuriosityStream, Inc. (x)*	7,700	105,028
Eros STX Global Corp.*	115,700	177,021
IMAX Corp.*	34,100	733,150
Liberty Media Corp.-Liberty Braves, Class A*	9,200	259,624
Liberty Media Corp.-Liberty Braves, Class C*	18,100	502,637
Lions Gate Entertainment Corp., Class A*	30,100	623,070
Lions Gate Entertainment Corp., Class B*	59,500	1,088,850
LiveXLive Media, Inc. (x)*	4,900	23,128
Madison Square Garden Entertainment Corp.*	9,800	822,906
Marcus Corp. (The) (x)*	12,700	269,367

		17,923,538

Interactive Media & Services (0.5%)
Cargurus, Inc.*	49,800	1,306,254
Cars.com, Inc.*	41,200	590,396
Eventbrite, Inc., Class A*	36,700	697,300
EverQuote, Inc., Class A*	8,800	287,584
fuboTV, Inc.*	67,900	2,180,269
Liberty TripAdvisor Holdings, Inc., Class A*	31,800	129,426
MediaAlpha, Inc., Class A*	2,900	122,090
QuinStreet, Inc.*	24,700	458,926
TrueCar, Inc.*	41,300	233,345
Yelp, Inc.*	44,500	1,778,220

		7,783,810

Media (1.2%)
Advantage Solutions, Inc.*	4,700	50,713
AMC Networks, Inc., Class A*	15,300	1,022,040
Boston Omaha Corp., Class A*	8,500	269,535
Cardlytics, Inc.*	14,900	1,891,257
Clear Channel Outdoor Holdings, Inc.*	187,400	494,736
comScore, Inc.*	4,800	24,000
Daily Journal Corp.*	600	203,100
Emerald Holding, Inc.*	14,100	75,999
Entercom Communications Corp.*	55,600	239,636
Entravision Communications Corp., Class A	38,300	255,844
EW Scripps Co. (The), Class A	34,312	699,622
Fluent, Inc.*	10,500	30,765
Gannett Co., Inc.*	37,589	206,364
Gray Television, Inc.	44,100	1,031,940
Hemisphere Media Group, Inc.*	8,900	105,020
iHeartMedia, Inc., Class A*	57,800	1,556,554
John Wiley & Sons, Inc., Class A	22,300	1,342,014
Loral Space & Communications, Inc.	9,796	380,574
Magnite, Inc. (x)*	59,623	2,017,642
Meredith Corp.*	21,500	933,960
MSG Networks, Inc., Class A*	28,000	408,240
National CineMedia, Inc.	43,723	221,676
Scholastic Corp.	14,860	563,045
Sinclair Broadcast Group, Inc., Class A	30,000	996,600
TechTarget, Inc.*	15,100	1,170,099
TEGNA, Inc.	121,100	2,271,836
Thryv Holdings, Inc.*	2,700	96,579
WideOpenWest, Inc.*	32,900	681,359

		19,240,749

Wireless Telecommunication Services (0.2%)
Gogo, Inc. (x)*	25,900	294,742
Shenandoah Telecommunications Co.	26,848	1,302,396
Telephone and Data Systems, Inc.	52,200	1,182,852
United States Cellular Corp.*	1,700	61,727

		2,841,717

Total Communication Services		57,996,809

Consumer Discretionary (11.7%)
Auto Components (1.4%)
Adient plc*	49,600	2,241,920
American Axle & Manufacturing Holdings, Inc.*	62,275	644,546
Cooper-Standard Holdings, Inc.*	5,600	162,400
Dana, Inc.	85,565	2,033,024
Dorman Products, Inc.*	15,200	1,575,784
Fox Factory Holding Corp.*	22,400	3,486,784
Gentherm, Inc.*	22,600	1,605,730
Goodyear Tire & Rubber Co. (The)*	163,523	2,804,420
LCI Industries	13,370	1,757,086
Modine Manufacturing Co.*	23,200	384,888

See Notes to Financial Statements.

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EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Motorcar Parts of America, Inc.*	9,900	$222,156
Patrick Industries, Inc.	13,725	1,001,925
Standard Motor Products, Inc.	12,800	554,880
Stoneridge, Inc.*	13,300	392,350
Tenneco, Inc., Class A*	36,497	705,122
Visteon Corp.*	16,000	1,935,040
XL Fleet Corp. (x)*	55,700	463,981
XPEL, Inc. (m)*	9,200	771,604

		22,743,640

Automobiles (0.3%)
Canoo, Inc. (x)*	46,800	465,192
Fisker, Inc. (x)*	81,900	1,579,032
Lordstown Motors Corp. (x)*	57,900	640,374
Winnebago Industries, Inc.	17,346	1,178,834
Workhorse Group, Inc. (x)*	53,000	879,270

		4,742,702

Distributors (0.1%)
Core-Mark Holding Co., Inc.	25,600	1,152,256
Funko, Inc., Class A*	7,800	165,984
Greenlane Holdings, Inc., Class A*	7,000	31,290

		1,349,530

Diversified Consumer Services (0.7%)
2U, Inc.*	37,000	1,541,790
Adtalem Global Education, Inc.*	36,000	1,283,040
American Public Education, Inc.*	5,907	167,404
Carriage Services, Inc.	6,500	240,305
Coursera, Inc. (x)*	10,900	431,204
Graham Holdings Co., Class B	2,000	1,267,800
Houghton Mifflin Harcourt Co.*	65,600	724,224
Laureate Education, Inc., Class A*	59,700	866,247
OneSpaWorld Holdings Ltd. (x)*	25,800	250,002
Perdoceo Education Corp.*	38,600	473,622
Regis Corp. (x)*	10,252	95,959
Strategic Education, Inc.	12,664	963,224
Stride, Inc.*	23,184	744,902
Vivint Smart Home, Inc.*	40,200	530,640
WW International, Inc.*	26,600	961,324

		10,541,687

Hotels, Restaurants & Leisure (2.3%)
Accel Entertainment, Inc.*	8,800	104,456
Bally’s Corp.*	13,200	714,252
Biglari Holdings, Inc., Class B*	391	62,353
BJ’s Restaurants, Inc.*	12,134	596,265
Bloomin’ Brands, Inc.*	59,800	1,622,972
Bluegreen Vacations Holding Corp.*	5,209	93,762
Brinker International, Inc.*	25,300	1,564,805
Carrols Restaurant Group, Inc.*	7,900	47,479
Century Casinos, Inc.*	5,700	76,551
Cheesecake Factory, Inc. (The)*	25,721	1,393,564
Chuy’s Holdings, Inc.*	8,900	331,614
Cracker Barrel Old Country Store, Inc.	13,701	2,034,050
Dave & Buster’s Entertainment, Inc.*	24,100	978,460
Del Taco Restaurants, Inc.	7,200	72,072
Denny’s Corp.*	40,100	661,249
Dine Brands Global, Inc.*	11,281	1,006,829
El Pollo Loco Holdings, Inc.*	13,700	250,573
ESC Co. (r)*	2,040	—
Everi Holdings, Inc.*	36,800	917,792
Fiesta Restaurant Group, Inc.*	10,600	142,358
GAN Ltd. (x)*	17,200	282,768
Golden Entertainment, Inc.*	6,400	286,720
Hilton Grand Vacations, Inc.*	49,100	2,032,249
International Game Technology plc (x)*	57,300	1,372,908
Jack in the Box, Inc.	14,239	1,586,794
Lindblad Expeditions Holdings, Inc.*	11,800	188,918
Monarch Casino & Resort, Inc.*	3,200	211,744
Nathan’s Famous, Inc.	1,000	71,320
NEOGAMES SA*	3,500	215,145
Noodles & Co.*	8,300	103,584
Papa John’s International, Inc.	18,642	1,946,970
PlayAGS, Inc.*	3,800	37,620
Red Rock Resorts, Inc., Class A*	38,900	1,653,250
Rush Street Interactive, Inc. (x)*	11,400	139,764
Ruth’s Hospitality Group, Inc.*	12,800	294,784
Scientific Games Corp., Class A*	49,600	3,841,024
SeaWorld Entertainment, Inc.*	28,400	1,418,296
Shake Shack, Inc., Class A*	20,200	2,161,804
Texas Roadhouse, Inc.	39,618	3,811,252
Wingstop, Inc.	16,600	2,616,658

		36,945,028

Household Durables (1.9%)
Beazer Homes USA, Inc.*	7,300	140,817
Casper Sleep, Inc.*	1,300	10,712
Cavco Industries, Inc.*	4,900	1,088,731
Century Communities, Inc.	15,000	998,100
Ethan Allen Interiors, Inc.	9,554	263,690
GoPro, Inc., Class A*	57,100	665,215
Green Brick Partners, Inc.*	8,700	197,838
Hamilton Beach Brands Holding Co., Class A	2,600	57,902
Helen of Troy Ltd.*	14,198	3,238,848
Hooker Furniture Corp.	4,800	166,272
Installed Building Products, Inc.	13,200	1,615,152
iRobot Corp. (x)*	15,900	1,484,901
KB Home	47,900	1,950,488
La-Z-Boy, Inc.	28,209	1,044,861
Legacy Housing Corp.*	2,100	35,511
LGI Homes, Inc.*	12,900	2,089,026
Lifetime Brands, Inc.	4,300	64,371
Lovesac Co. (The)*	7,200	574,488
M.D.C. Holdings, Inc.	30,074	1,521,745
M/I Homes, Inc.*	16,200	950,454
Meritage Homes Corp.*	21,939	2,064,021
Purple Innovation, Inc.*	25,900	684,019
Skyline Champion Corp.*	28,500	1,519,050
Sonos, Inc.*	65,353	2,302,386
Taylor Morrison Home Corp., Class A*	71,320	1,884,274
Tri Pointe Homes, Inc.*	60,701	1,300,823
Tupperware Brands Corp.*	28,400	674,500
Universal Electronics, Inc.*	4,500	218,250
Vuzix Corp. (x)*	30,300	556,005

		29,362,450

See Notes to Financial Statements.

1271

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Internet & Direct Marketing Retail (0.7%)
1-800-Flowers.com, Inc., Class A*	6,500	$207,155
CarParts.com, Inc.*	24,400	496,784
Duluth Holdings, Inc., Class B (x)*	1,700	35,105
Groupon, Inc.*	12,315	531,515
Lands’ End, Inc.*	2,700	110,835
Liquidity Services, Inc.*	11,600	295,220
Overstock.com, Inc. (x)*	23,200	2,139,040
PetMed Express, Inc. (x)	1,500	47,775
Porch Group, Inc. (x)*	13,400	259,156
Quotient Technology, Inc.*	56,100	606,441
RealReal, Inc. (The)*	42,900	847,704
Revolve Group, Inc.*	18,500	1,274,650
Shutterstock, Inc.	10,900	1,070,053
Stamps.com, Inc.*	9,300	1,862,697
Stitch Fix, Inc., Class A*	32,400	1,953,720

		11,737,850

Leisure Products (0.5%)
Acushnet Holdings Corp.	19,900	983,060
American Outdoor Brands, Inc.*	358	12,580
Callaway Golf Co.*	59,763	2,015,806
Clarus Corp.	5,224	134,257
Johnson Outdoors, Inc., Class A	2,100	254,100
Latham Group, Inc.*	4,000	127,840
Malibu Boats, Inc., Class A*	11,900	872,627
Marine Products Corp.	1,900	29,336
MasterCraft Boat Holdings, Inc.*	3,600	94,644
Smith & Wesson Brands, Inc.	29,835	1,035,274
Sturm Ruger & Co., Inc.	10,600	953,788
Vista Outdoor, Inc.*	28,000	1,295,840

		7,809,152

Multiline Retail (0.4%)
Big Lots, Inc.	17,900	1,181,579
Dillard’s, Inc., Class A (x)	3,200	578,816
Franchise Group, Inc.	14,600	514,942
Macy’s, Inc.*	180,100	3,414,696

		5,690,033

Specialty Retail (2.7%)
Aaron’s Co., Inc. (The)	17,500	559,825
Abercrombie & Fitch Co., Class A*	39,300	1,824,699
Academy Sports & Outdoors, Inc.*	31,900	1,315,556
American Eagle Outfitters, Inc. (x)	78,500	2,946,105
America’s Car-Mart, Inc.*	2,500	354,300
Arko Corp.*	4,200	38,598
Asbury Automotive Group, Inc.*	11,442	1,960,816
At Home Group, Inc.*	33,900	1,248,876
Bed Bath & Beyond, Inc.*	56,600	1,884,214
Blink Charging Co. (x)*	18,800	773,996
Boot Barn Holdings, Inc.*	15,600	1,311,180
Buckle, Inc. (The)	11,389	566,603
Caleres, Inc.	16,363	446,546
Camping World Holdings, Inc., Class A	18,900	774,711
Cato Corp. (The), Class A	13,523	228,133
Chico’s FAS, Inc.*	25,200	165,816
Children’s Place, Inc. (The)*	7,600	707,256
Citi Trends, Inc.*	5,100	443,700
Conn’s, Inc.*	7,900	201,450
Designer Brands, Inc., Class A*	33,100	547,805
Genesco, Inc.*	6,557	417,550
Group 1 Automotive, Inc.	11,937	1,843,431
GrowGeneration Corp. (x)*	27,900	1,341,990
Guess?, Inc.	21,800	575,520
Haverty Furniture Cos., Inc.	6,100	260,836
Hibbett, Inc.*	6,255	560,636
Lumber Liquidators Holdings, Inc.*	8,200	173,020
MarineMax, Inc.*	11,400	555,636
Monro, Inc.	17,604	1,118,030
Murphy USA, Inc.	13,800	1,840,506
National Vision Holdings, Inc.*	44,592	2,279,989
ODP Corp. (The)*	31,300	1,502,713
OneWater Marine, Inc., Class A	100	4,203
Party City Holdco, Inc.*	57,000	531,810
Rent-A-Center, Inc.	34,003	1,804,539
Sally Beauty Holdings, Inc.*	68,400	1,509,588
Shift Technologies, Inc. (x)*	16,200	138,996
Shoe Carnival, Inc.	6,500	465,335
Signet Jewelers Ltd.*	26,900	2,173,251
Sleep Number Corp.*	12,300	1,352,385
Sonic Automotive, Inc., Class A	14,825	663,270
Sportsman’s Warehouse Holdings, Inc.*	16,000	284,320
Tilly’s, Inc., Class A	2,700	43,146
Urban Outfitters, Inc.*	39,800	1,640,556
Winmark Corp.	500	96,040
Zumiez, Inc.*	8,500	416,415

		41,893,896

Textiles, Apparel & Luxury Goods (0.7%)
Crocs, Inc.*	35,834	4,175,378
Fossil Group, Inc.*	600	8,568
G-III Apparel Group Ltd.*	24,200	795,212
Kontoor Brands, Inc. (x)	25,000	1,410,250
Movado Group, Inc.	3,900	122,733
Oxford Industries, Inc.	8,700	859,908
PLBY Group, Inc. (x)*	12,600	490,014
Rocky Brands, Inc.	100	5,560
Steven Madden Ltd.	48,310	2,114,046
Unifi, Inc.*	10,500	255,780
Vera Bradley, Inc.*	8,700	107,793
Wolverine World Wide, Inc.	44,780	1,506,399

		11,851,641

Total Consumer Discretionary		184,667,609

Consumer Staples (3.1%)
Beverages (0.3%)
Celsius Holdings, Inc.*	20,600	1,567,454
Coca-Cola Consolidated, Inc.	2,600	1,045,538
Duckhorn Portfolio, Inc. (The) (x)*	5,800	127,948
MGP Ingredients, Inc.	6,300	426,132
National Beverage Corp.	10,800	510,084
NewAge, Inc. (x)*	29,400	65,562
Primo Water Corp.	90,100	1,507,373

		5,250,091

See Notes to Financial Statements.

1272

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Food & Staples Retailing (0.9%)
Andersons, Inc. (The)	16,209	$494,861
BJ’s Wholesale Club Holdings, Inc.*	78,966	3,757,202
Chefs’ Warehouse, Inc. (The)*	15,100	480,633
HF Foods Group, Inc. (x)*	8,900	47,081
Ingles Markets, Inc., Class A	5,500	320,485
Natural Grocers by Vitamin Cottage, Inc.	12,300	132,102
Performance Food Group Co.*	75,600	3,665,844
PriceSmart, Inc.	11,452	1,042,246
Rite Aid Corp. (x)*	29,394	479,122
SpartanNash Co.	16,770	323,829
Sprouts Farmers Market, Inc.*	61,300	1,523,305
United Natural Foods, Inc.*	28,488	1,053,486
Village Super Market, Inc., Class A	5,700	134,007
Weis Markets, Inc.	5,851	302,263

		13,756,466

Food Products (1.0%)
AppHarvest, Inc. (x)*	13,200	211,200
B&G Foods, Inc. (x)	37,700	1,236,560
Calavo Growers, Inc.	8,900	564,438
Cal-Maine Foods, Inc.	17,384	629,475
Fresh Del Monte Produce, Inc.	18,504	608,411
Hostess Brands, Inc.*	68,900	1,115,491
J & J Snack Foods Corp.	8,603	1,500,449
John B Sanfilippo & Son, Inc.	3,000	265,710
Lancaster Colony Corp.	10,737	2,077,717
Landec Corp.*	15,500	174,375
Limoneira Co.	10,100	177,255
Mission Produce, Inc. (x)*	2,800	57,988
Sanderson Farms, Inc.	11,493	2,160,339
Seneca Foods Corp., Class A*	6,600	337,128
Simply Good Foods Co. (The)*	47,700	1,741,527
Tattooed Chef, Inc. (x)*	24,100	516,945
Tootsie Roll Industries, Inc. (x)	7,713	261,548
TreeHouse Foods, Inc.*	26,800	1,193,136
Utz Brands, Inc.	30,400	662,416

		15,492,108

Household Products (0.3%)
Central Garden & Pet Co.*	4,400	232,892
Central Garden & Pet Co., Class A*	23,733	1,146,304
Energizer Holdings, Inc.	35,100	1,508,598
Oil-Dri Corp. of America	3,500	119,630
WD-40 Co.	8,227	2,108,498

		5,115,922

Personal Products (0.5%)
Beauty Health Co. (The) (x)*	23,100	388,080
BellRing Brands, Inc., Class A*	22,669	710,446
Edgewell Personal Care Co.	30,100	1,321,390
elf Beauty, Inc.*	17,900	485,806
Honest Co., Inc. (The) (x)*	18,900	305,991
Inter Parfums, Inc.	9,100	655,200
Medifast, Inc.	6,000	1,697,880
Nature’s Sunshine Products, Inc.	1,900	33,003
Nu Skin Enterprises, Inc., Class A	25,600	1,450,240
Revlon, Inc., Class A (x)*	10,100	129,684
USANA Health Sciences, Inc.*	7,000	717,010

		7,894,730

Tobacco (0.1%)
Turning Point Brands, Inc.	6,200	283,774
Universal Corp.	14,153	806,297
Vector Group Ltd.	77,808	1,100,205

		2,190,276

Total Consumer Staples		49,699,593

Energy (4.2%)
Energy Equipment & Services (0.9%)
Archrock, Inc.	71,000	632,610
Aspen Aerogels, Inc.*	2,200	65,824
Bristow Group, Inc.*	8,566	219,375
Cactus, Inc., Class A	26,600	976,752
ChampionX Corp.*	107,200	2,749,680
DMC Global, Inc.*	8,000	449,680
Dril-Quip, Inc.*	21,700	734,111
Frank’s International NV*	78,900	239,067
FTS International, Inc., Class A*	1,000	28,290
Helix Energy Solutions Group, Inc. (x)*	79,400	453,374
Helmerich & Payne, Inc.	54,300	1,771,809
Liberty Oilfield Services, Inc., Class A*	39,800	563,568
Nabors Industries Ltd. (x)*	2,300	262,752
National Energy Services Reunited Corp. (x)*	9,900	141,075
Newpark Resources, Inc.*	47,102	162,973
NexTier Oilfield Solutions, Inc.*	90,936	432,855
Oceaneering International, Inc.*	55,200	859,464
Oil States International, Inc.*	41,200	323,420
Patterson-UTI Energy, Inc.	105,600	1,049,664
ProPetro Holding Corp.*	45,200	414,032
RPC, Inc.*	58,000	287,100
Select Energy Services, Inc., Class A*	37,700	227,708
Solaris Oilfield Infrastructure, Inc., Class A	13,900	135,386
TETRA Technologies, Inc.*	17,300	75,082
Tidewater, Inc.*	21,350	257,268
US Silica Holdings, Inc.*	39,600	457,776

		13,970,695

Oil, Gas & Consumable Fuels (3.3%)
Aemetis, Inc. (x)*	11,400	127,338
Alto Ingredients, Inc. (x)*	28,800	175,968
Altus Midstream Co. (x)	500	33,755
Antero Resources Corp.*	140,000	2,104,200
Arch Resources, Inc.*	8,600	490,028
Berry Corp.	38,000	255,360
Bonanza Creek Energy, Inc.	14,300	673,101
Brigham Minerals, Inc., Class A	14,900	317,221
California Resources Corp.*	43,400	1,308,076
Callon Petroleum Co. (x)*	20,600	1,188,414
Centennial Resource Development, Inc., Class A (x)*	93,400	633,252
Centrus Energy Corp., Class A*	1,100	27,918
Chesapeake Energy Corp.	51,000	2,647,920
Clean Energy Fuels Corp. (x)*	89,659	910,039

See Notes to Financial Statements.

1273

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
CNX Resources Corp.*	109,900	$1,501,234
Comstock Resources, Inc.*	68,200	454,894
CONSOL Energy, Inc.*	16,600	306,602
Contango Oil & Gas Co. (x)*	27,700	119,664
CVR Energy, Inc.	20,800	373,568
Delek US Holdings, Inc.	48,627	1,051,316
Denbury, Inc. (x)*	26,000	1,996,280
DHT Holdings, Inc.	61,500	399,135
Diamond S Shipping, Inc., Class S*	3,500	34,860
Dorian LPG Ltd.*	28,238	398,721
Earthstone Energy, Inc., Class A*	5,400	59,778
Energy Fuels, Inc. (x)*	35,900	217,195
Equitrans Midstream Corp.	211,100	1,796,461
Extraction Oil & Gas, Inc.*	2,900	159,239
Falcon Minerals Corp.	4,900	24,892
Frontline Ltd. (x)	68,000	612,000
Gevo, Inc. (x)*	100,700	732,089
Golar LNG Ltd.*	55,100	730,075
Green Plains, Inc.*	20,000	672,400
HighPeak Energy, Inc. (x)*	400	4,092
International Seaways, Inc.	14,266	273,622
Jura Energy Corp.*	690	223
Kosmos Energy Ltd.*	232,500	804,450
Laredo Petroleum, Inc.*	6,500	603,135
Magnolia Oil & Gas Corp., Class A*	87,600	1,369,188
Matador Resources Co.	58,500	2,106,585
Meta Materials, Inc.*	47,500	355,775
Murphy Oil Corp.	75,600	1,759,968
Nordic American Tankers Ltd. (x)	78,901	258,795
Northern Oil and Gas, Inc.	24,700	513,019
Oasis Petroleum, Inc.	10,400	1,045,720
Ovintiv, Inc.	135,300	4,257,891
Par Pacific Holdings, Inc.*	23,800	400,316
PBF Energy, Inc., Class A*	55,700	852,210
PDC Energy, Inc.	59,180	2,709,852
Peabody Energy Corp.*	74,200	588,406
Penn Virginia Corp.*	3,400	80,274
Range Resources Corp.*	123,500	2,069,860
Renewable Energy Group, Inc.*	22,100	1,377,714
REX American Resources Corp.*	3,300	297,594
Riley Exploration Permian, Inc.	600	17,388
Scorpio Tankers, Inc. (x)	25,830	569,551
SFL Corp. Ltd. (x)	61,305	468,983
SM Energy Co.	61,300	1,509,819
Southwestern Energy Co.*	347,246	1,968,885
Talos Energy, Inc.*	17,300	270,572
Teekay Corp. (x)*	6,700	24,924
Teekay Tankers Ltd., Class A (x)*	3,900	56,238
Tellurian, Inc. (x)*	163,600	760,740
Uranium Energy Corp. (x)*	58,700	156,142
Ur-Energy, Inc.*	29,500	41,300
Vine Energy, Inc., Class A*	3,800	59,242
W&T Offshore, Inc.*	77,944	378,028
Whiting Petroleum Corp.*	20,287	1,106,656
World Fuel Services Corp.	37,400	1,186,702

		52,836,852

Total Energy		66,807,547

Financials (14.7%)
Banks (7.7%)
1st Source Corp.	6,772	314,627
Allegiance Bancshares, Inc.	12,600	484,344
Altabancorp	6,200	268,522
Amalgamated Financial Corp.	6,100	95,343
Amerant Bancorp, Inc.*	3,500	74,830
American National Bankshares, Inc.	4,300	133,687
Ameris Bancorp	36,894	1,867,943
Arrow Financial Corp.	7,080	254,526
Associated Banc-Corp.	78,100	1,599,488
Atlantic Capital Bancshares, Inc.*	8,800	224,048
Atlantic Union Bankshares Corp.	40,474	1,465,968
Banc of California, Inc.	22,400	392,896
BancFirst Corp.	7,800	486,954
Bancorp, Inc. (The)*	29,700	683,397
BancorpSouth Bank	61,000	1,728,130
Bank First Corp. (x)	1,500	104,655
Bank of Marin Bancorp	4,200	133,980
Bank of NT Butterfield & Son Ltd. (The)	30,800	1,091,860
BankUnited, Inc.	52,900	2,258,301
Banner Corp.	23,000	1,246,830
Bar Harbor Bankshares	7,646	218,829
Berkshire Hills Bancorp, Inc.	25,670	703,615
Boston Private Financial Holdings, Inc.	41,470	611,683
Brookline Bancorp, Inc.	39,977	597,656
Bryn Mawr Bank Corp.	6,480	273,391
Business First Bancshares, Inc.	800	18,360
Byline Bancorp, Inc.	6,800	153,884
Cadence Bancorp	69,687	1,455,065
Cambridge Bancorp	1,100	91,289
Camden National Corp.	7,350	351,036
Capital City Bank Group, Inc.	6,900	177,951
Capstar Financial Holdings, Inc.	300	6,150
Carter Bankshares, Inc.*	3,500	43,785
Cathay General Bancorp	41,947	1,651,034
CBTX, Inc.	7,400	202,094
Central Pacific Financial Corp.	10,500	273,630
Century Bancorp, Inc., Class A	1,400	159,600
CIT Group, Inc.	56,900	2,935,471
Citizens & Northern Corp.	5,302	129,899
City Holding Co.	8,450	635,778
Civista Bancshares, Inc.	700	15,470
CNB Financial Corp.	6,600	150,612
Columbia Banking System, Inc.	40,955	1,579,225
Community Bank System, Inc.	28,102	2,125,916
Community Trust Bancorp, Inc.	7,125	287,708
ConnectOne Bancorp, Inc.	15,200	397,784
CrossFirst Bankshares, Inc.*	11,400	156,750
Customers Bancorp, Inc.*	13,500	526,365
CVB Financial Corp.	75,587	1,556,336
Dime Community Bancshares, Inc.	17,732	596,150
Eagle Bancorp, Inc.	15,350	860,828
Eastern Bankshares, Inc.	92,658	1,905,975
Enterprise Bancorp, Inc.	4,800	157,200
Enterprise Financial Services Corp.	12,495	579,643

See Notes to Financial Statements.

1274

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Equity Bancshares, Inc., Class A*	6,400	$195,136
Farmers National Banc Corp.	12,000	186,120
FB Financial Corp.	18,916	705,945
Fidelity D&D Bancorp, Inc.	200	10,820
Financial Institutions, Inc.	5,900	177,000
First Bancorp (Nasdaq Stock Exchange)	16,310	667,242
First Bancorp (Quotrix Stock Exchange)	125,900	1,500,728
First Bancorp, Inc. (The)	5,019	147,810
First Bancshares, Inc. (The)	4,300	160,949
First Busey Corp.	29,359	723,993
First Choice Bancorp	200	6,090
First Commonwealth Financial Corp.	51,113	719,160
First Community Bankshares, Inc.	7,000	208,950
First Financial Bancorp	53,743	1,269,947
First Financial Bankshares, Inc.	73,248	3,598,674
First Financial Corp.	2,700	110,214
First Foundation, Inc.	14,800	333,148
First Internet Bancorp	3,100	96,038
First Interstate BancSystem, Inc., Class A	26,927	1,126,356
First Merchants Corp.	28,177	1,174,136
First Mid Bancshares, Inc.	3,500	141,785
First Midwest Bancorp, Inc.	65,868	1,306,162
First of Long Island Corp. (The)	8,175	173,555
Flushing Financial Corp.	12,642	270,918
Fulton Financial Corp.	99,800	1,574,844
German American Bancorp, Inc.	12,150	451,980
Glacier Bancorp, Inc.	53,014	2,920,011
Great Southern Bancorp, Inc.	5,230	281,897
Great Western Bancorp, Inc.	33,400	1,095,186
Guaranty Bancshares, Inc.	1,490	50,764
Hancock Whitney Corp.	48,987	2,176,982
Hanmi Financial Corp.	8,700	165,822
HarborOne Bancorp, Inc.	13,024	186,764
Hawthorn Bancshares, Inc.	12	275
HBT Financial, Inc.	1,700	29,597
Heartland Financial USA, Inc.	20,100	944,499
Heritage Commerce Corp.	6,700	74,571
Heritage Financial Corp.	27,262	682,095
Hilltop Holdings, Inc.	42,000	1,528,800
Home BancShares, Inc.	78,601	1,939,873
HomeTrust Bancshares, Inc.	7,300	203,670
Hope Bancorp, Inc.	73,614	1,043,847
Horizon Bancorp, Inc.	14,950	260,579
Howard Bancorp, Inc.*	1,200	19,356
Independent Bank Corp.	6,800	147,628
Independent Bank Corp./MA	17,840	1,346,920
Independent Bank Group, Inc.	18,055	1,335,709
International Bancshares Corp.	31,390	1,347,887
Investors Bancorp, Inc.	139,840	1,994,118
Lakeland Bancorp, Inc.	19,035	332,732
Lakeland Financial Corp.	13,800	850,632
Live Oak Bancshares, Inc.	17,500	1,032,500
Macatawa Bank Corp.	14,000	122,500
Mercantile Bank Corp.	5,700	172,140
Metrocity Bankshares, Inc.	4,000	70,040
Metropolitan Bank Holding Corp.*	400	24,088
Midland States Bancorp, Inc.	7,100	186,517
MidWestOne Financial Group, Inc.	5,100	146,727
National Bank Holdings Corp., Class A	23,000	868,020
NBT Bancorp, Inc.	24,582	884,215
Nicolet Bankshares, Inc.*	2,300	161,782
Northrim BanCorp, Inc.	3,500	149,625
OceanFirst Financial Corp.	33,479	697,702
OFG Bancorp	38,600	853,832
Old National Bancorp	98,605	1,736,434
Old Second Bancorp, Inc.	15,200	188,480
Origin Bancorp, Inc.	9,400	399,124
Orrstown Financial Services, Inc.	400	9,228
Pacific Premier Bancorp, Inc.	43,333	1,832,553
Park National Corp.	7,648	898,028
Peapack-Gladstone Financial Corp.	6,300	195,741
Peoples Bancorp, Inc.	6,020	178,312
Peoples Financial Services Corp.	3,200	136,320
Preferred Bank	4,800	303,696
Premier Financial Bancorp, Inc.	6,912	116,467
Primis Financial Corp.	7,500	114,450
QCR Holdings, Inc.	6,100	293,349
RBB Bancorp	3,700	89,614
Red River Bancshares, Inc.	800	40,408
Reliant Bancorp, Inc.	300	8,319
Renasant Corp.	32,281	1,291,240
Republic Bancorp, Inc., Class A	3,600	166,068
Republic First Bancorp, Inc.*	20,700	82,593
S&T Bancorp, Inc.	21,057	659,084
Sandy Spring Bancorp, Inc.	26,548	1,171,563
Seacoast Banking Corp. of Florida	32,100	1,096,215
ServisFirst Bancshares, Inc.	25,200	1,713,096
Sierra Bancorp	6,566	167,105
Silvergate Capital Corp., Class A*	10,400	1,178,528
Simmons First National Corp., Class A	62,428	1,831,638
SmartFinancial, Inc.	400	9,604
South Plains Financial, Inc.	1,300	30,069
South State Corp.	40,394	3,302,613
Southern First Bancshares, Inc.*	3,300	168,828
Southside Bancshares, Inc.	16,089	615,082
Spirit of Texas Bancshares, Inc.	1,100	25,124
Stock Yards Bancorp, Inc.	12,150	618,314
Summit Financial Group, Inc.	5,100	112,251
Texas Capital Bancshares, Inc.*	29,200	1,853,908
Tompkins Financial Corp.	8,300	643,748
Towne Bank	43,621	1,326,951
TriCo Bancshares	22,012	937,271
TriState Capital Holdings, Inc.*	9,400	191,666
Triumph Bancorp, Inc.*	12,200	905,850
Trustmark Corp.	38,680	1,191,344
UMB Financial Corp.	25,418	2,365,399
United Bankshares, Inc.	66,464	2,425,936
United Community Banks, Inc.	51,100	1,635,711
Univest Financial Corp.	12,825	338,195
Valley National Bancorp	233,886	3,141,089
Veritex Holdings, Inc.	29,770	1,054,156
Washington Trust Bancorp, Inc.	8,500	436,475
WesBanco, Inc.	42,267	1,505,973

See Notes to Financial Statements.

1275

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
West BanCorp, Inc.	8,200	$227,550
Westamerica Bancorp	14,174	822,517

		121,647,370

Capital Markets (1.5%)
Artisan Partners Asset Management, Inc., Class A	28,700	1,458,534
AssetMark Financial Holdings, Inc.*	4,000	100,240
Associated Capital Group, Inc., Class A	3,700	143,782
B Riley Financial, Inc.	10,274	775,687
BGC Partners, Inc., Class A	175,800	996,786
Blucora, Inc.*	19,600	339,276
Brightsphere Investment Group, Inc.	25,700	602,151
Cohen & Steers, Inc.	17,009	1,396,269
Cowen, Inc., Class A	11,850	486,442
Diamond Hill Investment Group, Inc.	1,113	186,216
Donnelley Financial Solutions, Inc.*	15,800	521,400
Federated Hermes, Inc., Class B	54,100	1,834,531
Focus Financial Partners, Inc., Class A*	22,824	1,106,964
GAMCO Investors, Inc., Class A	6,400	160,640
Greenhill & Co., Inc.	9,300	144,708
Hamilton Lane, Inc., Class A	16,900	1,539,928
Houlihan Lokey, Inc.	28,800	2,355,552
Moelis & Co., Class A	29,000	1,649,810
Open Lending Corp., Class A*	53,800	2,318,242
Oppenheimer Holdings, Inc., Class A	1,600	81,344
Piper Sandler Cos.	8,300	1,075,348
PJT Partners, Inc., Class A	12,800	913,664
Pzena Investment Management, Inc., Class A	14,911	164,170
Sculptor Capital Management, Inc.	7,100	174,589
StepStone Group, Inc., Class A	19,300	663,920
StoneX Group, Inc.*	8,600	521,762
Virtus Investment Partners, Inc.	3,978	1,104,969
WisdomTree Investments, Inc.	60,100	372,620

		23,189,544

Consumer Finance (0.8%)
Curo Group Holdings Corp.	21,800	370,600
Encore Capital Group, Inc.*	15,600	739,284
Enova International, Inc.*	16,113	551,226
EZCORP, Inc., Class A*	13,896	83,793
FirstCash, Inc.	23,535	1,799,015
Green Dot Corp., Class A*	32,400	1,517,940
LendingClub Corp.*	37,900	687,127
LendingTree, Inc.*	6,000	1,271,280
Navient Corp.	85,800	1,658,514
Nelnet, Inc., Class A	11,569	870,336
Oportun Financial Corp.*	2,000	40,060
PRA Group, Inc.*	28,848	1,109,783
PROG Holdings, Inc.	37,200	1,790,436
Regional Management Corp.	4,600	214,084
World Acceptance Corp.*	2,881	461,651

		13,165,129

Diversified Financial Services (0.1%)
Alerus Financial Corp.	1,300	37,713
Banco Latinoamericano de Comercio Exterior SA, Class E	12,581	193,370
Cannae Holdings, Inc.*	48,800	1,654,808
Marlin Business Services Corp.	4,000	91,040

		1,976,931

Insurance (1.9%)
Ambac Financial Group, Inc.*	15,600	244,296
American Equity Investment Life Holding Co.	49,493	1,599,614
American National Group, Inc.	3,800	564,490
AMERISAFE, Inc.	10,900	650,621
Argo Group International Holdings Ltd.	18,985	983,992
BRP Group, Inc., Class A*	19,000	506,350
Citizens, Inc. (x)*	26,249	138,857
CNO Financial Group, Inc.	79,501	1,877,813
Crawford & Co., Class A	600	5,442
Donegal Group, Inc., Class A	7,644	111,373
eHealth, Inc.*	14,700	858,480
Employers Holdings, Inc.	19,701	843,203
Enstar Group Ltd.*	6,488	1,550,113
Genworth Financial, Inc., Class A*	284,700	1,110,330
Goosehead Insurance, Inc., Class A	9,100	1,158,430
Greenlight Capital Re Ltd., Class A*	14,793	135,060
HCI Group, Inc. (x)	3,300	328,119
Heritage Insurance Holdings, Inc.	11,100	95,238
Horace Mann Educators Corp.	23,037	862,044
Independence Holding Co.	2,300	106,536
Investors Title Co.	700	122,241
James River Group Holdings Ltd.	16,800	630,336
Kinsale Capital Group, Inc.	13,200	2,174,964
MBIA, Inc.*	39,600	435,600
National Western Life Group, Inc., Class A	700	157,073
NI Holdings, Inc.*	1,700	32,317
Palomar Holdings, Inc.*	10,500	792,330
ProAssurance Corp.	29,700	675,675
ProSight Global, Inc.*	100	1,276
RLI Corp.	21,796	2,279,644
Safety Insurance Group, Inc.	8,275	647,767
Selective Insurance Group, Inc.	32,632	2,648,087
Selectquote, Inc.*	70,977	1,367,017
SiriusPoint Ltd.*	43,300	436,031
State Auto Financial Corp.	5,634	96,454
Stewart Information Services Corp.	12,627	715,825
Tiptree, Inc.	10,500	97,650
Trupanion, Inc.*	19,700	2,267,470
United Fire Group, Inc.	9,864	273,529
United Insurance Holdings Corp.	15,700	89,490
Universal Insurance Holdings, Inc.	9,500	131,860
Watford Holdings Ltd.*	1,300	45,487

		29,848,524

See Notes to Financial Statements.

1276

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Mortgage Real Estate Investment Trusts (REITs) (1.2%)
Apollo Commercial Real Estate Finance, Inc. (REIT)	86,007	$1,371,812
Arbor Realty Trust, Inc. (REIT)	59,500	1,060,290
Blackstone Mortgage Trust, Inc. (REIT), Class A	79,400	2,532,066
BRIGHTSPIRE CAPITAL, Inc. (REIT) (x)	41,900	393,860
Broadmark Realty Capital, Inc. (REIT)	74,200	785,778
Capstead Mortgage Corp. (REIT)	27,937	171,533
Chimera Investment Corp. (REIT)	110,700	1,667,142
Ellington Financial, Inc. (REIT)	7,600	145,540
Granite Point Mortgage Trust, Inc. (REIT)	24,500	361,375
Great Ajax Corp. (REIT)	11,328	147,037
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (REIT) (x)	40,600	2,279,690
Invesco Mortgage Capital, Inc. (REIT) (x)	103,693	404,403
KKR Real Estate Finance Trust, Inc. (REIT)	7,300	157,899
Ladder Capital Corp. (REIT)	64,748	747,192
MFA Financial, Inc. (REIT)	261,800	1,201,662
New York Mortgage Trust, Inc. (REIT)	215,600	963,732
PennyMac Mortgage Investment Trust (REIT)	50,445	1,062,372
Ready Capital Corp. (REIT)	30,656	486,511
Redwood Trust, Inc. (REIT)	54,391	656,499
TPG RE Finance Trust, Inc. (REIT)	30,500	410,225
Two Harbors Investment Corp. (REIT) (x)	158,000	1,194,480

		18,201,098

Thrifts & Mortgage Finance (1.5%)
Axos Financial, Inc.*	34,400	1,595,816
Bridgewater Bancshares, Inc.*	4,600	74,290
Capitol Federal Financial, Inc.	78,400	923,552
Columbia Financial, Inc.*	20,800	358,176
Essent Group Ltd.	62,600	2,813,870
Federal Agricultural Mortgage Corp., Class C	3,600	356,040
Flagstar Bancorp, Inc.	29,200	1,234,284
Hingham Institution For Savings (The)	800	232,400
Home Bancorp, Inc.	4,100	156,251
HomeStreet, Inc.	11,000	448,140
Kearny Financial Corp.	60,511	723,107
Luther Burbank Corp.	10,100	119,786
Merchants Bancorp	2,700	105,948
Meridian Bancorp, Inc.	26,900	550,374
Meta Financial Group, Inc.	20,800	1,053,104
Mr Cooper Group, Inc.*	43,088	1,424,489
NMI Holdings, Inc., Class A*	46,300	1,040,824
Northfield Bancorp, Inc.	14,483	237,521
Northwest Bancshares, Inc.	64,710	882,645
PCSB Financial Corp.	1,000	18,170
PennyMac Financial Services, Inc.	18,200	1,123,304
Premier Financial Corp.	19,233	546,410
Provident Financial Services, Inc.	40,115	918,232
Radian Group, Inc.	102,800	2,287,300
Southern Missouri Bancorp, Inc.	4,200	188,832
TrustCo Bank Corp.	8,690	298,762
Walker & Dunlop, Inc.	15,845	1,653,901
Washington Federal, Inc.	44,800	1,423,744
Waterstone Financial, Inc.	11,300	222,158
WSFS Financial Corp.	29,553	1,376,874

		24,388,304

Total Financials		232,416,900

Health Care (20.9%)
Biotechnology (9.8%)
4D Molecular Therapeutics, Inc. (x)*	1,300	31,304
89bio, Inc. (x)*	4,300	80,410
ACADIA Pharmaceuticals, Inc.*	61,800	1,507,302
Adicet Bio, Inc.*	1,700	17,493
Adverum Biotechnologies, Inc. (x)*	65,300	228,550
Aeglea BioTherapeutics, Inc. (x)*	11,500	80,040
Affimed NV*	60,600	515,100
Agenus, Inc.*	71,800	394,182
Agios Pharmaceuticals, Inc.*	31,800	1,752,498
Akebia Therapeutics, Inc. (x)*	108,235	410,211
Akero Therapeutics, Inc. (x)*	11,300	280,353
Akouos, Inc. (x)*	3,700	46,435
Albireo Pharma, Inc.*	12,300	432,714
Aldeyra Therapeutics, Inc.*	7,600	86,108
Alector, Inc. (x)*	26,700	556,161
Aligos Therapeutics, Inc.*	1,400	28,539
Alkermes plc*	82,800	2,030,256
Allakos, Inc.*	18,000	1,536,660
Allogene Therapeutics, Inc.*	27,951	728,962
Allovir, Inc. (x)*	7,200	142,128
Alpine Immune Sciences, Inc. (x)*	1,600	14,400
Altimmune, Inc. (x)*	22,900	225,565
ALX Oncology Holdings, Inc.*	9,400	513,992
Amicus Therapeutics, Inc.*	144,800	1,395,872
AnaptysBio, Inc.*	13,900	360,427
Anavex Life Sciences Corp. (x)*	32,000	731,520
Anika Therapeutics, Inc.*	11,100	480,519
Annexon, Inc. (x)*	4,200	94,542
Apellis Pharmaceuticals, Inc.*	32,400	2,047,680
Applied Molecular Transport, Inc. (x)*	11,900	544,306
Applied Therapeutics, Inc. (x)*	5,300	110,134
AquaBounty Technologies, Inc.*	11,500	61,640
Arbutus Biopharma Corp.*	14,100	42,723
Arcturus Therapeutics Holdings, Inc.*	12,200	412,848
Arcus Biosciences, Inc.*	17,600	483,296
Arcutis Biotherapeutics, Inc.*	9,500	259,255
Ardelyx, Inc.*	49,700	376,726
Arena Pharmaceuticals, Inc.*	32,433	2,211,931
Arrowhead Pharmaceuticals, Inc.*	57,100	4,729,022
Atara Biotherapeutics, Inc.*	33,300	517,815
Athenex, Inc. (x)*	48,600	224,532
Athersys, Inc. (x)*	153,600	221,184
Atossa Therapeutics, Inc. (x)*	65,400	413,328
Atreca, Inc., Class A (x)*	12,600	107,352

See Notes to Financial Statements.

1277

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Avid Bioservices, Inc.*	26,400	$677,160
Avidity Biosciences, Inc. (x)*	5,100	126,021
Avita Medical, Inc. (x)*	1,900	38,988
Avrobio, Inc.*	17,100	152,019
Beam Therapeutics, Inc. (x)*	24,200	3,114,782
Beyondspring, Inc. (x)*	8,600	89,784
BioAtla, Inc. (x)*	7,700	326,326
BioCryst Pharmaceuticals, Inc. (x)*	94,800	1,498,788
Biohaven Pharmaceutical Holding Co. Ltd.*	27,200	2,640,576
Biomea Fusion, Inc. (x)*	1,000	15,610
Bioxcel Therapeutics, Inc. (x)*	9,500	276,070
Black Diamond Therapeutics, Inc.*	17,600	214,544
Bluebird Bio, Inc.*	34,900	1,116,102
Blueprint Medicines Corp.*	30,300	2,665,188
Bolt Biotherapeutics, Inc. (x)*	2,000	30,920
Bridgebio Pharma, Inc. (x)*	56,051	3,416,869
Brooklyn ImmunoTherapeutics, Inc. (x)*	25,600	461,056
C4 Therapeutics, Inc. (x)*	17,800	673,552
Cardiff Oncology, Inc.*	4,100	27,265
CareDx, Inc.*	26,800	2,452,736
Catalyst Pharmaceuticals, Inc.*	74,300	427,225
Celcuity, Inc.*	800	19,200
Celldex Therapeutics, Inc.*	20,200	675,488
CEL-SCI Corp. (x)*	20,700	179,676
Cerevel Therapeutics Holdings, Inc.*	3,200	81,984
ChemoCentryx, Inc.*	29,200	390,988
Chimerix, Inc.*	44,900	359,200
Chinook Therapeutics, Inc.*	14,960	211,235
Clene, Inc. (x)*	1,500	16,860
Clovis Oncology, Inc. (x)*	114,100	661,780
Codiak Biosciences, Inc.*	1,200	22,236
Cogent Biosciences, Inc.*	3,200	25,952
Coherus Biosciences, Inc.*	41,300	571,179
Constellation Pharmaceuticals, Inc.*	15,600	527,280
Cortexyme, Inc. (x)*	14,600	773,800
Crinetics Pharmaceuticals, Inc.*	15,600	294,060
Cue Biopharma, Inc.*	18,400	214,360
Cullinan Oncology, Inc. (x)*	7,600	195,700
Curis, Inc. (x)*	39,000	314,730
Cytokinetics, Inc.*	39,900	789,621
CytomX Therapeutics, Inc.*	37,000	234,210
Deciphera Pharmaceuticals, Inc.*	21,600	790,776
Denali Therapeutics, Inc.*	46,900	3,678,836
DermTech, Inc. (x)*	12,200	507,154
Design Therapeutics, Inc.*	1,900	37,791
Dicerna Pharmaceuticals, Inc.*	37,500	1,399,500
Dynavax Technologies Corp. (x)*	52,750	519,587
Dyne Therapeutics, Inc.*	2,500	52,600
Eagle Pharmaceuticals, Inc.*	6,200	265,360
Editas Medicine, Inc. (x)*	32,000	1,812,480
Eiger BioPharmaceuticals, Inc.*	9,300	79,236
Emergent BioSolutions, Inc.*	24,800	1,562,152
Enanta Pharmaceuticals, Inc.*	8,800	387,288
Epizyme, Inc.*	45,600	378,936
Esperion Therapeutics, Inc. (x)*	12,800	270,720
Evelo Biosciences, Inc. (x)*	7,000	96,180
Fate Therapeutics, Inc.*	40,300	3,497,637
FibroGen, Inc.*	48,200	1,283,566
Finch Therapeutics Group, Inc.*	700	9,849
Flexion Therapeutics, Inc. (x)*	33,400	274,882
Foghorn Therapeutics, Inc. (x)*	1,400	14,938
Forma Therapeutics Holdings, Inc.*	13,100	326,059
Forte Biosciences, Inc. (x)*	1,300	43,706
Fortress Biotech, Inc. (x)*	16,300	58,191
Frequency Therapeutics, Inc. (x)*	21,100	210,156
G1 Therapeutics, Inc. (x)*	19,100	419,054
Gemini Therapeutics, Inc. (x)*	6,100	39,467
Generation Bio Co.*	21,887	588,760
Geron Corp. (x)*	338,011	476,596
Global Blood Therapeutics, Inc.*	30,900	1,082,118
Gossamer Bio, Inc. (x)*	29,200	237,104
Greenwich Lifesciences, Inc. (x)*	1,500	67,410
Gritstone bio, Inc. (x)*	19,500	178,035
GT Biopharma, Inc. (x)*	3,900	60,450
Halozyme Therapeutics, Inc.*	71,435	3,243,863
Harpoon Therapeutics, Inc.*	9,900	137,313
Heron Therapeutics, Inc. (x)*	53,600	831,872
Homology Medicines, Inc.*	27,300	198,471
Hookipa Pharma, Inc.*	9,000	82,440
Humanigen, Inc.*	12,500	217,250
iBio, Inc. (x)*	135,800	205,058
Ideaya Biosciences, Inc.*	6,300	132,237
IGM Biosciences, Inc. (x)*	5,200	432,640
Immunic, Inc.*	5,300	64,978
ImmunityBio, Inc. (x)*	28,600	408,408
ImmunoGen, Inc.*	125,368	826,175
Immunovant, Inc.*	43,000	454,510
Impel Neuropharma, Inc. (x)*	600	5,310
Infinity Pharmaceuticals, Inc. (x)*	16,100	48,139
Inhibrx, Inc.*	3,000	82,560
Inovio Pharmaceuticals, Inc. (x)*	136,800	1,268,136
Inozyme Pharma, Inc. (x)*	1,300	22,152
Insmed, Inc.*	58,400	1,662,064
Instil Bio, Inc. (x)*	4,000	77,280
Intellia Therapeutics, Inc.*	33,000	5,343,030
Intercept Pharmaceuticals, Inc.*	16,400	327,508
Invitae Corp. (x)*	103,400	3,487,682
Ironwood Pharmaceuticals, Inc.*	105,700	1,360,359
iTeos Therapeutics, Inc.*	11,300	289,845
IVERIC bio, Inc.*	32,700	206,337
Jounce Therapeutics, Inc.*	32,600	221,680
Kadmon Holdings, Inc.*	88,000	340,560
KalVista Pharmaceuticals, Inc.*	7,500	179,700
Karuna Therapeutics, Inc.*	11,500	1,310,885
Karyopharm Therapeutics, Inc. (x)*	42,200	435,504
Keros Therapeutics, Inc.*	7,200	305,784
Kezar Life Sciences, Inc.*	27,200	147,696
Kiniksa Pharmaceuticals Ltd., Class A*	20,400	284,172
Kinnate Biopharma, Inc. (x)*	1,200	27,936
Kodiak Sciences, Inc.*	17,800	1,655,400
Kronos Bio, Inc. (x)*	20,000	479,000
Krystal Biotech, Inc.*	13,400	911,200
Kura Oncology, Inc.*	30,600	638,010
Kymera Therapeutics, Inc. (x)*	14,900	722,650
Lexicon Pharmaceuticals, Inc. (x)*	50,111	230,009
Ligand Pharmaceuticals, Inc.*	9,626	1,262,835

See Notes to Financial Statements.

1278

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Lineage Cell Therapeutics, Inc. (x)*	16,900	$48,165
MacroGenics, Inc.*	34,700	932,042
Madrigal Pharmaceuticals, Inc.*	6,500	633,165
Magenta Therapeutics, Inc.*	12,900	126,162
MannKind Corp. (x)*	120,000	654,000
MEI Pharma, Inc. (x)*	6,500	18,525
MeiraGTx Holdings plc*	14,700	227,850
Mersana Therapeutics, Inc.*	26,500	359,870
MiMedx Group, Inc. (x)*	57,300	716,823
Mirum Pharmaceuticals, Inc.*	6,500	112,385
Molecular Templates, Inc. (x)*	22,100	172,822
Morphic Holding, Inc.*	10,700	614,073
Mustang Bio, Inc.*	35,300	117,196
Myriad Genetics, Inc.*	39,200	1,198,736
Neoleukin Therapeutics, Inc.*	8,200	75,686
NexImmune, Inc.*	400	6,528
Nkarta, Inc. (x)*	11,100	351,759
Nurix Therapeutics, Inc.*	16,200	429,786
Ocugen, Inc. (x)*	95,300	765,259
Olema Pharmaceuticals, Inc.*	5,800	162,284
Oncocyte Corp.*	4,900	28,126
Oncorus, Inc. (x)*	1,200	16,560
Oncternal Therapeutics, Inc.*	9,000	42,750
OPKO Health, Inc. (x)*	230,900	935,145
Organogenesis Holdings, Inc.*	19,400	322,428
ORIC Pharmaceuticals, Inc.*	14,700	260,043
Outlook Therapeutics, Inc. (x)*	8,500	21,165
Oyster Point Pharma, Inc. (x)*	5,400	92,826
Passage Bio, Inc.*	11,700	154,908
PDL BioPharma, Inc. (r)(x)*	111,727	262,973
PMV Pharmaceuticals, Inc.*	4,600	157,136
Portage Biotech, Inc.*	400	8,384
Poseida Therapeutics, Inc. (x)*	3,000	30,060
Praxis Precision Medicines, Inc.*	4,500	82,260
Precigen, Inc. (x)*	55,700	363,164
Precision BioSciences, Inc.*	29,700	371,844
Prelude Therapeutics, Inc. (x)*	6,600	188,958
Prometheus Biosciences, Inc. (x)*	2,000	49,120
Protagonist Therapeutics, Inc.*	21,300	955,944
Prothena Corp. plc*	25,700	1,321,237
PTC Therapeutics, Inc.*	39,000	1,648,530
Puma Biotechnology, Inc.*	28,800	264,384
Radius Health, Inc.*	25,500	465,120
RAPT Therapeutics, Inc.*	19,000	604,010
Recursion Pharmaceuticals, Inc., Class A (x)*	4,400	160,600
REGENXBIO, Inc.*	22,800	885,780
Relay Therapeutics, Inc.*	24,600	900,114
Reneo Pharmaceuticals, Inc.*	900	8,397
Replimune Group, Inc.*	11,200	430,304
REVOLUTION Medicines, Inc.*	30,600	971,244
Rhythm Pharmaceuticals, Inc.*	19,400	379,852
Rigel Pharmaceuticals, Inc.*	101,740	441,552
Rocket Pharmaceuticals, Inc.*	18,800	832,652
Rubius Therapeutics, Inc. (x)*	34,100	832,381
Sana Biotechnology, Inc.*	4,700	92,402
Sangamo Therapeutics, Inc. (x)*	56,600	677,502
Scholar Rock Holding Corp. (x)*	14,100	407,490
Selecta Biosciences, Inc.*	44,600	186,428
Sensei Biotherapeutics, Inc.*	700	6,832
Seres Therapeutics, Inc.*	35,900	856,215
Sesen Bio, Inc. (x)*	76,900	355,278
Shattuck Labs, Inc.*	2,200	63,778
Sigilon Therapeutics, Inc.*	3,000	32,190
Silverback Therapeutics, Inc. (x)*	4,700	145,183
Solid Biosciences, Inc.*	29,100	106,506
Sorrento Therapeutics, Inc. (x)*	134,500	1,303,305
Spectrum Pharmaceuticals, Inc.*	104,965	393,619
Spero Therapeutics, Inc.*	5,328	74,379
SpringWorks Therapeutics, Inc.*	15,100	1,244,391
Spruce Biosciences, Inc. (x)*	800	8,968
SQZ Biotechnologies Co. (x)*	2,300	33,235
Stoke Therapeutics, Inc. (x)*	7,800	262,548
Summit Therapeutics, Inc. (x)*	2,700	20,142
Surface Oncology, Inc.*	12,600	93,996
Sutro Biopharma, Inc.*	10,600	197,054
Syndax Pharmaceuticals, Inc.*	17,300	297,041
Syros Pharmaceuticals, Inc. (x)*	41,200	224,540
Talaris Therapeutics, Inc.*	1,400	20,566
Taysha Gene Therapies, Inc.*	2,200	46,640
TCR2 Therapeutics, Inc.*	17,600	288,816
TG Therapeutics, Inc.*	62,500	2,424,375
Tonix Pharmaceuticals Holding Corp. (x)*	101,100	112,221
Translate Bio, Inc.*	37,600	1,035,504
Travere Therapeutics, Inc.*	27,500	401,225
Trevena, Inc. (x)*	21,100	35,659
Trillium Therapeutics, Inc. (x)*	50,500	489,850
Turning Point Therapeutics, Inc.*	23,683	1,847,748
Twist Bioscience Corp.*	25,512	3,399,474
UroGen Pharma Ltd. (x)*	11,900	181,713
Vanda Pharmaceuticals, Inc.*	34,600	744,246
Vaxart, Inc. (x)*	43,500	325,815
Vaxcyte, Inc. (x)*	12,800	288,128
VBI Vaccines, Inc. (x)*	99,100	331,985
Veracyte, Inc.*	32,200	1,287,356
Verastem, Inc.*	43,300	176,231
Vericel Corp. (x)*	21,900	1,149,750
Viking Therapeutics, Inc. (x)*	42,600	255,174
Vincerx Pharma, Inc.*	1,500	19,485
Vir Biotechnology, Inc.*	36,600	1,730,448
Viracta Therapeutics, Inc. (x)*	3,900	44,226
VistaGen Therapeutics, Inc. (x)*	19,800	62,370
Vor BioPharma, Inc.*	1,000	18,650
Werewolf Therapeutics, Inc. (x)*	1,100	19,184
XBiotech, Inc. (x)*	15,700	259,992
Xencor, Inc.*	32,200	1,110,578
XOMA Corp. (x)*	800	27,200
Y-mAbs Therapeutics, Inc.*	17,300	584,740
Zentalis Pharmaceuticals, Inc.*	16,054	854,073
ZIOPHARM Oncology, Inc. (x)*	111,725	294,954

		154,906,812

Health Care Equipment & Supplies (3.8%)
Accelerate Diagnostics, Inc. (x)*	23,800	191,828
Accuray, Inc.*	68,147	308,024
Acutus Medical, Inc. (x)*	5,600	95,088
Alphatec Holdings, Inc.*	50,700	776,724
AngioDynamics, Inc.*	18,800	510,044
Apyx Medical Corp.*	4,400	45,364
Asensus Surgical, Inc. (x)*	116,300	368,671
Aspira Women’s Health, Inc. (x)*	25,500	143,310
AtriCure, Inc.*	27,700	2,197,441

See Notes to Financial Statements.

1279

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Atrion Corp.	800	$496,744
Avanos Medical, Inc.*	26,300	956,531
Axogen, Inc.*	26,100	564,021
Axonics, Inc.*	21,500	1,363,315
BioLife Solutions, Inc.*	8,500	378,335
Bioventus, Inc., Class A*	1,500	26,400
Butterfly Network, Inc. (x)*	33,900	490,872
Cardiovascular Systems, Inc.*	18,300	780,495
Cerus Corp.*	93,500	552,585
ClearPoint Neuro, Inc.*	3,600	68,724
CONMED Corp.	15,787	2,169,607
CryoLife, Inc.*	18,068	513,131
CryoPort, Inc. (x)*	19,300	1,217,830
Cutera, Inc.*	15,500	759,965
CytoSorbents Corp. (x)*	25,300	191,015
DarioHealth Corp. (x)*	3,100	66,216
Eargo, Inc. (x)*	7,300	291,343
ESC Co. (r)*	80,733	—
Glaukos Corp.*	22,922	1,944,473
Haemonetics Corp.*	26,000	1,732,640
Heska Corp.*	4,900	1,125,677
Inari Medical, Inc.*	17,499	1,632,307
Inogen, Inc.*	9,400	612,598
Integer Holdings Corp.*	17,518	1,650,196
Intersect ENT, Inc.*	17,500	299,075
Invacare Corp.*	32,600	263,082
iRadimed Corp.*	4,900	144,109
iRhythm Technologies, Inc.*	16,000	1,061,600
Lantheus Holdings, Inc.*	34,800	961,872
LeMaitre Vascular, Inc.	9,200	561,384
LivaNova plc*	27,800	2,338,258
Meridian Bioscience, Inc.*	25,677	569,516
Merit Medical Systems, Inc.*	33,607	2,173,029
Mesa Laboratories, Inc.	2,300	623,691
Misonix, Inc.*	1,700	37,706
Natus Medical, Inc.*	19,400	504,012
Neogen Corp.*	60,844	2,801,258
Neuronetics, Inc.*	3,600	57,672
NeuroPace, Inc.*	1,200	28,548
Nevro Corp.*	19,400	3,216,326
NuVasive, Inc.*	28,409	1,925,562
OraSure Technologies, Inc.*	31,086	315,212
Ortho Clinical Diagnostics Holdings plc*	47,934	1,026,267
Orthofix Medical, Inc.*	10,000	401,100
OrthoPediatrics Corp.*	5,800	366,444
Outset Medical, Inc.*	23,600	1,179,528
PAVmed, Inc.*	20,200	129,280
Pulmonx Corp. (x)*	13,100	577,972
Pulse Biosciences, Inc. (x)*	13,761	225,680
Quotient Ltd.*	21,900	79,716
Retractable Technologies, Inc. (x)*	13,900	160,684
SeaSpine Holdings Corp.*	13,400	274,834
Senseonics Holdings, Inc. (x)*	214,400	823,296
Shockwave Medical, Inc.*	17,423	3,305,666
SI-BONE, Inc.*	13,400	421,698
Sientra, Inc. (x)*	48,100	382,876
Silk Road Medical, Inc.*	18,300	875,838
Soliton, Inc. (x)*	13,900	312,611
STAAR Surgical Co.*	24,600	3,751,500
Stereotaxis, Inc.*	11,400	109,896
Surmodics, Inc.*	7,821	424,289
Tactile Systems Technology, Inc.*	8,700	452,400
Talis Biomedical Corp. (x)*	3,200	35,296
TransMedics Group, Inc.*	9,600	318,528
Treace Medical Concepts, Inc.*	3,200	100,032
Utah Medical Products, Inc.	2,600	221,104
Vapotherm, Inc.*	11,900	281,316
Varex Imaging Corp.*	21,600	579,312
ViewRay, Inc.*	95,700	631,620
Zynex, Inc. (x)*	18,000	279,540

		59,831,749

Health Care Providers & Services (3.2%)
1Life Healthcare, Inc.*	60,200	1,990,212
Accolade, Inc.*	25,996	1,411,843
AdaptHealth Corp.*	40,797	1,118,246
Addus HomeCare Corp.*	7,000	610,680
Agiliti, Inc.*	6,000	131,220
Alignment Healthcare, Inc. (x)*	3,500	81,795
AMN Healthcare Services, Inc.*	27,200	2,637,856
Apollo Medical Holdings, Inc.*	18,700	1,174,547
Apria, Inc.*	3,700	103,600
Aveanna Healthcare Holdings, Inc.*	11,200	138,544
Biodesix, Inc.*	1,000	13,210
Brookdale Senior Living, Inc.*	104,400	824,760
Castle Biosciences, Inc.*	11,000	806,630
Community Health Systems, Inc.*	64,100	989,704
CorVel Corp.*	7,300	980,390
Covetrus, Inc.*	64,200	1,733,400
Cross Country Healthcare, Inc.*	28,795	475,405
Ensign Group, Inc. (The)	28,800	2,496,096
Exagen, Inc.*	900	13,491
Fulgent Genetics, Inc. (x)*	10,300	949,969
Hanger, Inc.*	20,500	518,240
HealthEquity, Inc.*	43,100	3,468,688
InfuSystem Holdings, Inc.*	1,900	39,501
Innovage Holding Corp.*	3,600	76,716
Joint Corp. (The)*	5,300	444,776
LHC Group, Inc.*	17,207	3,445,874
Magellan Health, Inc.*	13,815	1,301,373
MEDNAX, Inc.*	47,800	1,441,170
ModivCare, Inc.*	6,723	1,143,381
National HealthCare Corp.	7,200	503,280
National Research Corp.	7,625	349,987
Ontrak, Inc. (x)*	8,800	285,824
Option Care Health, Inc.*	57,075	1,248,230
Owens & Minor, Inc.	36,800	1,557,744
Patterson Cos., Inc.	45,800	1,391,862
Pennant Group, Inc. (The)*	14,400	588,960
PetIQ, Inc. (x)*	9,900	382,140
Privia Health Group, Inc.*	10,100	448,137
Progyny, Inc.*	32,600	1,923,400
R1 RCM, Inc.*	67,900	1,510,096
RadNet, Inc.*	24,800	835,512
Select Medical Holdings Corp.	59,303	2,506,145
Sharps Compliance Corp.*	4,700	48,410
SOC Telemed, Inc.*	9,300	52,917
Surgery Partners, Inc.*	16,400	1,092,568
Tenet Healthcare Corp.*	58,200	3,898,818

See Notes to Financial Statements.

1280

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Tivity Health, Inc.*	33,301	$876,149
Triple-S Management Corp., Class B*	14,543	323,873
US Physical Therapy, Inc.	6,907	800,314
Viemed Healthcare, Inc.*	7,800	55,770

		51,241,453

Health Care Technology (1.3%)
Allscripts Healthcare Solutions, Inc.*	72,200	1,336,422
American Well Corp., Class A*	100,500	1,264,290
Castlight Health, Inc., Class B*	14,400	37,872
Computer Programs and Systems, Inc.	10,002	332,366
Evolent Health, Inc., Class A*	37,700	796,224
Forian, Inc. (x)*	1,800	22,626
Health Catalyst, Inc.*	23,100	1,282,281
HealthStream, Inc.*	13,000	363,220
iCAD, Inc.*	3,900	67,509
Inovalon Holdings, Inc., Class A*	35,900	1,223,472
Inspire Medical Systems, Inc.*	15,100	2,918,226
Multiplan Corp. (x)*	206,000	1,961,120
NantHealth, Inc.*	11,300	26,216
NextGen Healthcare, Inc.*	30,276	502,279
Omnicell, Inc.*	23,155	3,506,825
OptimizeRx Corp.*	8,700	538,530
Phreesia, Inc.*	19,700	1,207,610
Schrodinger, Inc.*	23,395	1,768,896
Simulations Plus, Inc. (x)	5,500	302,005
Tabula Rasa HealthCare, Inc. (x)*	9,700	485,000
Vocera Communications, Inc.*	15,700	625,645

		20,568,634

Life Sciences Tools & Services (1.0%)
Akoya Biosciences, Inc.*	1,300	25,142
Berkeley Lights, Inc.*	24,700	1,106,807
Bionano Genomics, Inc. (x)*	145,200	1,064,316
ChromaDex Corp. (x)*	21,900	215,934
Codexis, Inc.*	28,400	643,544
Fluidigm Corp. (x)*	55,300	340,648
Harvard Bioscience, Inc.*	5,500	45,815
Inotiv, Inc.*	1,400	37,352
Luminex Corp.	21,519	791,899
Medpace Holdings, Inc.*	15,600	2,755,428
NanoString Technologies, Inc.*	21,800	1,412,422
NeoGenomics, Inc.*	57,900	2,615,343
Pacific Biosciences of California, Inc.*	97,000	3,392,090
Personalis, Inc.*	15,600	394,680
Quanterix Corp.*	12,900	756,714
Seer, Inc. (x)*	11,700	383,526

		15,981,660

Pharmaceuticals (1.8%)
9 Meters Biopharma, Inc. (x)*	37,400	41,140
Aclaris Therapeutics, Inc.*	10,000	175,600
Aerie Pharmaceuticals, Inc. (x)*	31,300	501,113
Amneal Pharmaceuticals, Inc.*	70,766	362,322
Amphastar Pharmaceuticals, Inc.*	20,400	411,264
Ampio Pharmaceuticals, Inc.*	19,400	32,398
Angion Biomedica Corp.*	1,000	13,020
ANI Pharmaceuticals, Inc.*	6,850	240,093
Antares Pharma, Inc.*	78,900	344,004
Arvinas, Inc.*	22,800	1,755,600
Atea Pharmaceuticals, Inc. (x)*	33,300	715,284
Athira Pharma, Inc.*	27,400	280,576
Axsome Therapeutics, Inc.*	18,700	1,261,502
BioDelivery Sciences International, Inc.*	53,200	190,456
Cara Therapeutics, Inc.*	25,400	362,458
Cassava Sciences, Inc. (x)*	17,600	1,503,744
Cerecor, Inc.*	19,100	62,457
Citius Pharmaceuticals, Inc. (x)*	117,500	408,900
Collegium Pharmaceutical, Inc.*	21,500	508,260
Corcept Therapeutics, Inc.*	68,300	1,502,600
CorMedix, Inc. (x)*	8,900	61,054
Cymabay Therapeutics, Inc. (x)*	66,300	289,068
Durect Corp.*	18,600	30,318
Edgewise Therapeutics, Inc.*	2,400	51,192
Endo International plc*	125,100	585,468
Evolus, Inc. (x)*	32,900	416,185
EyePoint Pharmaceuticals, Inc. (x)*	1,200	10,788
Fulcrum Therapeutics, Inc. (x)*	3,800	39,824
Harmony Biosciences Holdings, Inc.*	3,800	107,274
Ikena Oncology, Inc. (x)*	1,000	14,040
Innoviva, Inc.*	47,500	636,975
Intra-Cellular Therapies, Inc.*	35,400	1,445,028
Kala Pharmaceuticals, Inc. (x)*	55,400	293,620
Kaleido Biosciences, Inc. (x)*	5,500	40,920
KemPharm, Inc. (x)*	11,400	146,148
Landos Biopharma, Inc. (x)*	500	5,775
Marinus Pharmaceuticals, Inc. (x)*	6,100	109,434
Mind Medicine MindMed, Inc.*	166,200	573,390
NGM Biopharmaceuticals, Inc.*	18,300	360,876
Nuvation Bio, Inc. (x)*	12,800	119,168
Ocular Therapeutix, Inc.*	43,200	612,576
Omeros Corp. (x)*	23,200	344,288
Oramed Pharmaceuticals, Inc. (x)*	5,000	66,900
Pacira BioSciences, Inc.*	28,300	1,717,244
Paratek Pharmaceuticals, Inc. (x)*	34,000	231,880
Phathom Pharmaceuticals, Inc.*	6,400	216,640
Phibro Animal Health Corp., Class A	10,550	304,684
Pliant Therapeutics, Inc. (x)*	12,900	375,648
Prestige Consumer Healthcare, Inc.*	29,800	1,552,580
Provention Bio, Inc. (x)*	46,100	388,623
Rain Therapeutics, Inc. (x)*	1,500	23,310
Reata Pharmaceuticals, Inc., Class A*	14,200	2,009,726
Relmada Therapeutics, Inc.*	9,200	294,492
Revance Therapeutics, Inc.*	35,400	1,049,256
Seelos Therapeutics, Inc. (x)*	41,100	108,504
SIGA Technologies, Inc.*	31,300	196,564
Supernus Pharmaceuticals, Inc.*	26,500	815,935
Tarsus Pharmaceuticals, Inc.*	1,100	31,878
Terns Pharmaceuticals, Inc.*	1,100	13,486
TherapeuticsMD, Inc. (x)*	246,400	293,216
Theravance Biopharma, Inc. (x)*	27,900	405,108
Verrica Pharmaceuticals, Inc. (x)*	7,100	80,230

See Notes to Financial Statements.

1281

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
WaVe Life Sciences Ltd.*	25,100	$167,166
Zogenix, Inc.*	32,012	553,167

		27,862,437

Total Health Care		330,392,745

Industrials (14.1%)
Aerospace & Defense (0.7%)
AAR Corp.*	19,012	736,715
Aerojet Rocketdyne Holdings, Inc.	39,300	1,897,797
AeroVironment, Inc.*	11,621	1,163,843
Astronics Corp.*	14,900	260,899
Ducommun, Inc.*	3,700	201,872
Kaman Corp.	16,392	826,157
Kratos Defense & Security Solutions, Inc.*	61,000	1,737,890
Maxar Technologies, Inc.	39,400	1,572,848
Moog, Inc., Class A	18,353	1,542,753
National Presto Industries, Inc.	2,000	203,300
PAE, Inc. (x)*	17,300	153,970
Park Aerospace Corp.	12,772	190,303
Parsons Corp.*	13,600	535,296
Triumph Group, Inc.*	27,700	574,775
Vectrus, Inc.*	2,600	123,734

		11,722,152

Air Freight & Logistics (0.3%)
Air Transport Services Group, Inc.*	29,400	682,962
Atlas Air Worldwide Holdings, Inc.*	14,327	975,812
Echo Global Logistics, Inc.*	6,200	190,588
Forward Air Corp.	17,140	1,538,315
Hub Group, Inc., Class A*	19,033	1,255,797
Radiant Logistics, Inc.*	21,700	150,381

		4,793,855

Airlines (0.3%)
Allegiant Travel Co.*	7,577	1,469,938
Hawaiian Holdings, Inc.*	30,300	738,411
Mesa Air Group, Inc.*	9,100	84,903
SkyWest, Inc.*	29,400	1,266,258
Spirit Airlines, Inc.*	49,900	1,518,956

		5,078,466

Building Products (1.1%)
AAON, Inc.	23,200	1,452,088
American Woodmark Corp.*	9,500	776,055
Apogee Enterprises, Inc.	15,900	647,607
Caesarstone Ltd.	13,300	196,308
Cornerstone Building Brands, Inc.*	28,300	514,494
CSW Industrials, Inc.	8,300	983,218
Gibraltar Industries, Inc.*	18,200	1,388,842
Griffon Corp.	16,443	421,434
Insteel Industries, Inc.	6,200	199,330
JELD-WEN Holding, Inc.*	38,026	998,563
Masonite International Corp.*	13,500	1,509,165
PGT Innovations, Inc.*	32,300	750,329
Quanex Building Products Corp.	11,467	284,840
Resideo Technologies, Inc.*	71,500	2,145,000
Simpson Manufacturing Co., Inc.	23,819	2,630,571
UFP Industries, Inc.	34,062	2,532,169

		17,430,013

Commercial Services & Supplies (1.9%)
ABM Industries, Inc.	36,832	1,633,499
ACCO Brands Corp.	41,786	360,613
Brady Corp., Class A	26,641	1,492,962
BrightView Holdings, Inc.*	9,600	154,752
Brink’s Co. (The)	28,200	2,166,888
Casella Waste Systems, Inc., Class A*	30,700	1,947,301
CECO Environmental Corp.*	15,800	113,128
Cimpress plc*	11,200	1,214,192
CoreCivic, Inc. (REIT)*	66,400	695,208
Covanta Holding Corp.	67,100	1,181,631
Deluxe Corp.	28,061	1,340,474
Ennis, Inc.	8,256	177,669
Harsco Corp.*	46,500	949,530
Healthcare Services Group, Inc.	39,669	1,252,350
Heritage-Crystal Clean, Inc.*	7,800	231,504
Herman Miller, Inc.	34,391	1,621,192
HNI Corp.	26,041	1,145,023
Interface, Inc.	11,398	174,389
KAR Auction Services, Inc.*	74,500	1,307,475
Kimball International, Inc., Class B	10,600	139,390
Knoll, Inc.	21,558	560,292
Matthews International Corp., Class A	18,359	660,190
Montrose Environmental Group, Inc.*	11,500	617,090
NL Industries, Inc.	5,445	35,393
Pitney Bowes, Inc.	105,100	921,727
SP Plus Corp.*	5,400	165,186
Steelcase, Inc., Class A	47,672	720,324
Team, Inc.*	12,100	81,070
Tetra Tech, Inc.	30,237	3,690,124
UniFirst Corp.	8,705	2,042,541
US Ecology, Inc.*	17,931	672,771
Viad Corp.*	10,524	524,621
VSE Corp.	3,300	163,383

		30,153,882

Construction & Engineering (1.2%)
Ameresco, Inc., Class A*	14,200	890,624
API Group Corp. (m)*	93,100	1,944,859
Arcosa, Inc.	27,500	1,615,350
Argan, Inc.	3,300	157,707
Comfort Systems USA, Inc.	20,743	1,634,341
Concrete Pumping Holdings, Inc.*	700	5,929
Construction Partners, Inc., Class A*	4,600	144,440
Dycom Industries, Inc.*	17,516	1,305,467
EMCOR Group, Inc.	29,999	3,695,577
Fluor Corp.*	81,300	1,439,010
Granite Construction, Inc.	26,435	1,097,845
Great Lakes Dredge & Dock Corp.*	31,200	455,832
IES Holdings, Inc.*	3,700	190,032
Matrix Service Co.*	9,400	98,700

See Notes to Financial Statements.

1282

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
MYR Group, Inc.*	6,300	$572,796
Northwest Pipe Co.*	700	19,775
NV5 Global, Inc.*	5,600	529,256
Primoris Services Corp.	21,700	638,631
Sterling Construction Co., Inc.*	4,800	115,824
Tutor Perini Corp.*	18,495	256,156
WillScot Mobile Mini Holdings Corp.*	92,910	2,589,402

		19,397,553

Electrical Equipment (0.9%)
Allied Motion Technologies, Inc.	3,450	119,129
American Superconductor Corp.*	3,600	62,604
Array Technologies, Inc.*	65,900	1,028,040
Atkore, Inc.*	26,200	1,860,200
AZZ, Inc.	14,586	755,263
Bloom Energy Corp., Class A (x)*	71,900	1,931,953
Encore Wire Corp.	11,628	881,286
EnerSys	25,039	2,447,061
FuelCell Energy, Inc.*	159,000	1,415,100
GrafTech International Ltd.	88,000	1,022,560
Powell Industries, Inc.	3,900	120,705
Preformed Line Products Co.	200	14,840
Stem, Inc. (x)*	32,300	1,163,123
Thermon Group Holdings, Inc.*	10,300	175,512
TPI Composites, Inc.*	16,300	789,246
Vicor Corp.*	9,400	993,956

		14,780,578

Industrial Conglomerates (0.1%)
Raven Industries, Inc.	20,826	1,204,784

Machinery (3.9%)
Alamo Group, Inc.	5,400	824,472
Albany International Corp., Class A	16,391	1,463,061
Altra Industrial Motion Corp.	33,531	2,180,186
Astec Industries, Inc.	10,543	663,576
Barnes Group, Inc.	29,106	1,491,683
Blue Bird Corp.*	3,200	79,552
Chart Industries, Inc.*	19,421	2,841,681
CIRCOR International, Inc.*	5,109	166,553
Columbus McKinnon Corp.	11,100	535,464
Desktop Metal, Inc., Class A (x)*	43,100	495,650
Douglas Dynamics, Inc.	12,500	508,625
Energy Recovery, Inc.*	4,600	104,788
Enerpac Tool Group Corp.	32,513	865,496
EnPro Industries, Inc.	12,954	1,258,481
ESCO Technologies, Inc.	14,552	1,365,123
Evoqua Water Technologies Corp.*	61,970	2,093,347
Federal Signal Corp.	34,400	1,383,912
Franklin Electric Co., Inc.	26,452	2,132,560
Gorman-Rupp Co. (The)	5,137	176,918
Greenbrier Cos., Inc. (The)	16,300	710,354
Helios Technologies, Inc.	20,950	1,635,148
Hillenbrand, Inc.	41,438	1,826,587
Hyliion Holdings Corp. (x)*	60,500	704,825
Hyster-Yale Materials Handling, Inc.	2,100	153,258
John Bean Technologies Corp.	18,031	2,571,581
Kadant, Inc.	6,200	1,091,758
Kennametal, Inc.	44,700	1,605,624
Lindsay Corp.	6,075	1,004,076
Luxfer Holdings plc	9,800	218,050
Lydall, Inc.*	5,500	332,860
Manitowoc Co., Inc. (The)*	6,675	163,537
Meritor, Inc.*	47,235	1,106,244
Miller Industries, Inc.	4,700	185,368
Mueller Industries, Inc.	32,514	1,408,181
Mueller Water Products, Inc., Class A	89,493	1,290,489
Navistar International Corp.*	28,600	1,272,700
Nikola Corp. (x)*	103,500	1,869,210
NN, Inc.*	15,400	113,190
Omega Flex, Inc.	1,200	176,052
Park-Ohio Holdings Corp.	5,200	167,128
Proto Labs, Inc.*	16,900	1,551,420
RBC Bearings, Inc.*	14,700	2,931,474
REV Group, Inc.	11,700	183,573
Rexnord Corp.	68,600	3,432,744
Shyft Group, Inc. (The)	15,400	576,114
SPX Corp.*	23,500	1,435,380
SPX FLOW, Inc.	21,800	1,422,232
Standex International Corp.	7,279	690,850
Tennant Co.	11,231	896,795
Terex Corp.	35,900	1,709,558
TriMas Corp.*	26,900	815,877
Trinity Industries, Inc.	44,800	1,204,672
Wabash National Corp.	30,700	491,200
Watts Water Technologies, Inc., Class A	16,359	2,386,942
Welbilt, Inc.*	73,500	1,701,525

		61,667,704

Marine (0.1%)
Costamare, Inc.	10,700	126,367
Eagle Bulk Shipping, Inc. (x)*	370	17,508
Genco Shipping & Trading Ltd.	1,800	33,984
Matson, Inc.	24,800	1,587,200

		1,765,059

Professional Services (1.6%)
Acacia Research Corp.*	20,341	137,505
ASGN, Inc.*	29,200	2,830,356
Barrett Business Services, Inc.	2,100	152,481
CBIZ, Inc.*	27,400	897,898
CRA International, Inc.	2,800	239,680
Exponent, Inc.	29,292	2,613,139
Forrester Research, Inc.*	4,100	187,780
Franklin Covey Co.*	6,600	213,510
GP Strategies Corp.*	5,200	81,744
Heidrick & Struggles International, Inc.	3,300	147,015
Huron Consulting Group, Inc.*	12,444	611,623
ICF International, Inc.	10,400	913,744
Insperity, Inc.	21,374	1,931,568
KBR, Inc.	82,500	3,147,375
Kelly Services, Inc., Class A*	6,934	166,208
Kforce, Inc.	12,100	761,453
Korn Ferry	32,852	2,383,413
ManTech International Corp., Class A	14,141	1,223,762

See Notes to Financial Statements.

1283

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Mistras Group, Inc.*	6,500	$63,895
Resources Connection, Inc.	12,595	180,864
TriNet Group, Inc.*	22,800	1,652,544
TrueBlue, Inc.*	15,815	444,560
Upwork, Inc.*	60,200	3,509,058
Willdan Group, Inc.*	2,500	94,100

		24,585,275

Road & Rail (0.6%)
ArcBest Corp.	15,400	896,126
Avis Budget Group, Inc.*	26,400	2,056,296
Covenant Logistics Group, Inc., Class A*	4,600	95,128
Daseke, Inc.*	7,900	51,192
Heartland Express, Inc.	25,355	434,331
Marten Transport Ltd.	32,874	542,092
Saia, Inc.*	15,300	3,205,197
Universal Logistics Holdings, Inc.	3,500	81,550
Werner Enterprises, Inc.	35,166	1,565,591

		8,927,503

Trading Companies & Distributors (1.3%)
Alta Equipment Group, Inc.*	2,500	33,225
Applied Industrial Technologies, Inc.	20,888	1,902,061
Beacon Roofing Supply, Inc.*	28,776	1,532,322
Boise Cascade Co.	22,700	1,324,545
CAI International, Inc.	8,400	470,400
DXP Enterprises, Inc.*	6,200	206,460
EVI Industries, Inc. (x)*	200	5,680
GATX Corp. (x)	23,100	2,043,657
Global Industrial Co.	5,471	200,840
GMS, Inc.*	22,400	1,078,336
H&E Equipment Services, Inc.	17,900	595,533
Herc Holdings, Inc.*	13,900	1,557,773
Lawson Products, Inc.*	1,600	85,616
McGrath RentCorp	13,445	1,096,709
MRC Global, Inc.*	32,200	302,680
NOW, Inc.*	48,400	459,316
Rush Enterprises, Inc., Class A	25,350	1,096,134
Rush Enterprises, Inc., Class B	5,700	217,398
Textainer Group Holdings Ltd.*	29,800	1,006,346
Titan Machinery, Inc.*	4,700	145,418
Triton International Ltd.	33,900	1,774,326
Veritiv Corp.*	7,900	485,218
WESCO International, Inc.*	26,892	2,765,036
Willis Lease Finance Corp.*	400	17,144

		20,402,173

Transportation Infrastructure (0.1%)
Macquarie Infrastructure Corp.	38,100	1,458,087

Total Industrials		223,367,084

Information Technology (13.5%)
Communications Equipment (0.7%)
ADTRAN, Inc.	14,906	307,809
CalAmp Corp.*	20,900	265,848
Calix, Inc.*	30,000	1,425,000
Casa Systems, Inc.*	22,900	203,123
Clearfield, Inc.*	6,800	254,660
Comtech Telecommunications Corp.	8,900	215,024
Digi International, Inc.*	8,400	168,924
DZS, Inc.*	3,000	62,250
EchoStar Corp., Class A*	21,300	517,377
Extreme Networks, Inc.*	66,800	745,488
Harmonic, Inc.*	29,559	251,843
Infinera Corp.*	86,261	879,862
Inseego Corp. (x)*	38,800	391,492
KVH Industries, Inc.*	2,600	31,980
NETGEAR, Inc.*	18,629	713,863
NetScout Systems, Inc.*	40,654	1,160,265
Plantronics, Inc.*	19,159	799,505
Ribbon Communications, Inc.*	23,848	181,483
Viavi Solutions, Inc.*	132,700	2,343,482

		10,919,278

Electronic Equipment, Instruments & Components (2.4%)
Advanced Energy Industries, Inc.	22,703	2,558,855
Aeva Technologies, Inc. (x)*	24,300	256,851
Akoustis Technologies, Inc. (x)*	9,500	101,745
Arlo Technologies, Inc.*	47,590	322,184
Badger Meter, Inc.	17,060	1,673,927
Belden, Inc.	25,035	1,266,020
Benchmark Electronics, Inc.	28,448	809,630
CTS Corp.	18,000	668,880
Daktronics, Inc.*	26,600	175,294
ePlus, Inc.*	7,300	632,837
Fabrinet*	20,000	1,917,400
FARO Technologies, Inc.*	10,567	821,796
II-VI, Inc.*	57,571	4,179,079
Insight Enterprises, Inc.*	20,443	2,044,504
Iteris, Inc.*	7,400	49,210
Itron, Inc.*	23,100	2,309,538
Kimball Electronics, Inc.*	15,000	326,100
Knowles Corp.*	50,700	1,000,818
Methode Electronics, Inc.	20,900	1,028,489
MicroVision, Inc. (x)*	81,700	1,368,475
Napco Security Technologies, Inc.*	7,000	254,590
nLight, Inc.*	19,300	700,204
Novanta, Inc.*	19,300	2,600,868
OSI Systems, Inc.*	10,068	1,023,312
PAR Technology Corp. (x)*	11,500	804,310
PC Connection, Inc.	4,700	217,469
Plexus Corp.*	19,175	1,752,787
Rogers Corp.*	10,384	2,085,107
Sanmina Corp.*	42,200	1,644,112
ScanSource, Inc.*	11,639	327,405
TTM Technologies, Inc.*	52,901	756,484
Vishay Intertechnology, Inc.	76,500	1,725,075
Vishay Precision Group, Inc.*	7,700	262,108

		37,665,463

IT Services (1.4%)
BigCommerce Holdings, Inc.*	24,200	1,571,064
Brightcove, Inc.*	16,000	229,600
Cass Information Systems, Inc.	8,378	341,404
Conduent, Inc.*	92,800	696,000
Contra Bmtechnologies (r)*	2,077	19,379
CSG Systems International, Inc.	18,365	866,461
DigitalOcean Holdings, Inc.*	3,600	200,124
Evertec, Inc.	37,900	1,654,335
Evo Payments, Inc., Class A*	23,900	662,986

See Notes to Financial Statements.

1284

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
ExlService Holdings, Inc.*	18,700	$1,987,062
GreenSky, Inc., Class A*	28,500	158,175
Grid Dynamics Holdings, Inc.*	6,400	96,192
Hackett Group, Inc. (The)	14,019	252,622
I3 Verticals, Inc., Class A*	6,200	187,364
International Money Express, Inc.*	9,600	142,560
LiveRamp Holdings, Inc.*	37,785	1,770,227
Marathon Digital Holdings, Inc. (x)*	49,300	1,546,541
MAXIMUS, Inc.	31,668	2,785,834
MoneyGram International, Inc.*	24,000	241,920
Perficient, Inc.*	21,700	1,745,114
Rackspace Technology, Inc. (x)*	19,000	372,590
Repay Holdings Corp.*	33,500	805,340
StarTek, Inc.*	4,000	28,520
Sykes Enterprises, Inc.*	21,699	1,165,236
TTEC Holdings, Inc.	10,425	1,074,713
Tucows, Inc., Class A (x)*	3,100	248,992
Unisys Corp.*	33,864	857,098
Verra Mobility Corp.*	71,700	1,102,029

		22,809,482

Semiconductors & Semiconductor Equipment (2.7%)
Alpha & Omega Semiconductor Ltd.*	11,500	349,485
Ambarella, Inc.*	18,400	1,961,992
Amkor Technology, Inc.	57,800	1,368,126
Axcelis Technologies, Inc.*	16,700	675,014
AXT, Inc.*	1,800	19,764
CEVA, Inc.*	11,400	539,220
CMC Materials, Inc.	17,980	2,710,305
Cohu, Inc.*	22,631	832,595
Diodes, Inc.*	21,908	1,747,601
DSP Group, Inc.*	6,400	94,720
FormFactor, Inc.*	39,481	1,439,477
Ichor Holdings Ltd.*	14,500	780,100
Impinj, Inc. (x)*	9,200	474,628
Kulicke & Soffa Industries, Inc.	31,600	1,933,920
Lattice Semiconductor Corp.*	77,500	4,353,950
MACOM Technology Solutions Holdings, Inc.*	23,213	1,487,489
MaxLinear, Inc.*	41,693	1,771,536
NeoPhotonics Corp.*	7,900	80,659
NVE Corp.	2,043	151,284
Onto Innovation, Inc.*	23,632	1,726,081
PDF Solutions, Inc.*	11,100	201,798
Photronics, Inc.*	35,100	463,671
Power Integrations, Inc.	32,348	2,654,477
Rambus, Inc.*	62,400	1,479,504
Semtech Corp.*	37,096	2,552,205
Silicon Laboratories, Inc.*	23,700	3,632,025
SiTime Corp.*	5,400	683,586
SMART Global Holdings, Inc.*	5,200	247,936
SunPower Corp. (x)*	42,900	1,253,538
Synaptics, Inc.*	20,137	3,132,915
Ultra Clean Holdings, Inc.*	22,200	1,192,584
Veeco Instruments, Inc.*	26,786	643,935

		42,636,120

Software (6.0%)
8x8, Inc.*	58,200	1,615,632
A10 Networks, Inc.*	19,400	218,444
ACI Worldwide, Inc.*	66,216	2,459,262
Agilysys, Inc.*	10,100	574,387
Alarm.com Holdings, Inc.*	26,100	2,210,670
Alkami Technology, Inc.*	1,500	53,505
Altair Engineering, Inc., Class A*	21,800	1,503,546
American Software, Inc., Class A	11,600	254,736
Appfolio, Inc., Class A*	10,400	1,468,480
Appian Corp. (x)*	19,900	2,741,225
Asana, Inc., Class A (x)*	38,200	2,369,546
Avaya Holdings Corp.*	58,500	1,573,650
Benefitfocus, Inc.*	17,400	245,340
Blackbaud, Inc.*	27,087	2,074,052
Blackline, Inc.*	28,900	3,215,703
Bottomline Technologies DE, Inc.*	23,491	871,046
Box, Inc., Class A*	81,100	2,072,105
Cerence, Inc.*	21,200	2,262,252
ChannelAdvisor Corp.*	10,500	257,355
Cloudera, Inc.*	135,311	2,146,032
CommVault Systems, Inc.*	22,214	1,736,468
Cornerstone OnDemand, Inc.*	34,800	1,794,984
Digimarc Corp. (x)*	4,900	164,150
Digital Turbine, Inc.*	47,500	3,611,425
Domo, Inc., Class B*	11,400	921,462
Ebix, Inc.	11,800	400,020
Envestnet, Inc.*	30,600	2,321,316
GTY Technology Holdings, Inc.*	4,800	34,128
Ideanomics, Inc. (x)*	210,800	598,672
Intelligent Systems Corp. (x)*	3,700	116,402
InterDigital, Inc.	19,925	1,455,123
j2 Global, Inc.*	23,278	3,201,889
JFrog Ltd. (x)*	26,600	1,210,832
LivePerson, Inc.*	33,100	2,093,244
MicroStrategy, Inc., Class A (x)*	4,009	2,663,981
Mimecast Ltd.*	32,500	1,724,125
Mitek Systems, Inc.*	14,700	283,122
Model N, Inc.*	19,700	675,119
Momentive Global, Inc.*	68,800	1,449,616
OneSpan, Inc.*	18,400	469,936
PagerDuty, Inc.*	41,700	1,775,586
Ping Identity Holding Corp.*	15,200	348,080
Progress Software Corp.	28,777	1,330,936
PROS Holdings, Inc.*	22,600	1,029,882
Q2 Holdings, Inc.*	28,600	2,933,788
QAD, Inc., Class A	4,000	348,080
Qualys, Inc.*	19,200	1,933,248
Rapid7, Inc.*	27,200	2,573,936
Rimini Street, Inc.*	800	4,928
Riot Blockchain, Inc. (x)*	43,500	1,638,645
Sailpoint Technologies Holdings, Inc.*	48,500	2,476,895
Sapiens International Corp. NV	14,800	388,796
SecureWorks Corp., Class A (x)*	17,000	315,010
ShotSpotter, Inc.*	6,000	292,620
Smith Micro Software, Inc.*	800	4,176
Sprout Social, Inc., Class A*	22,800	2,038,776
SPS Commerce, Inc.*	19,200	1,917,120
Sumo Logic, Inc. (x)*	42,100	869,365
Telos Corp.*	6,600	224,466
Tenable Holdings, Inc.*	46,800	1,935,180
Upland Software, Inc.*	12,700	522,859

See Notes to Financial Statements.

1285

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Varonis Systems, Inc.*	54,000	$3,111,480
Verint Systems, Inc.*	35,751	1,611,298
VirnetX Holding Corp. (x)*	7,900	33,733
Vonage Holdings Corp.*	128,100	1,845,921
Workiva, Inc.*	19,800	2,204,334
Xperi Holding Corp.	58,883	1,309,558
Yext, Inc.*	62,600	894,554
Zix Corp.*	22,600	159,330
Zuora, Inc., Class A*	48,200	831,450

		94,017,012

Technology Hardware, Storage & Peripherals (0.3%)
3D Systems Corp.*	60,700	2,426,179
Avid Technology, Inc.*	20,800	814,320
Corsair Gaming, Inc. (x)*	14,400	479,376
Diebold Nixdorf, Inc.*	26,200	336,408
Quantum Corp.*	5,800	39,962
Super Micro Computer, Inc.*	25,600	900,608

		4,996,853

Total Information Technology		213,044,208

Materials (3.8%)
Chemicals (1.9%)
AdvanSix, Inc.*	13,400	400,124
American Vanguard Corp.	11,500	201,365
Amyris, Inc. (x)*	86,300	1,412,731
Avient Corp.	48,200	2,369,512
Balchem Corp.	17,985	2,360,711
Cabot Corp.	29,000	1,650,970
Chase Corp.	4,100	420,701
Danimer Scientific, Inc. (x)*	35,500	889,275
Ferro Corp.*	52,173	1,125,372
FutureFuel Corp.	11,800	113,280
GCP Applied Technologies, Inc.*	40,100	932,726
Hawkins, Inc.	6,200	203,050
HB Fuller Co.	28,859	1,835,721
Ingevity Corp.*	24,100	1,960,776
Innospec, Inc.	13,600	1,232,296
Koppers Holdings, Inc.*	9,313	301,275
Kraton Corp.*	17,000	548,930
Kronos Worldwide, Inc.	14,400	206,208
Livent Corp.*	83,771	1,621,807
Minerals Technologies, Inc.	19,850	1,561,599
Orion Engineered Carbons SA*	33,700	639,963
PQ Group Holdings, Inc.	19,200	294,912
Quaker Chemical Corp.	7,400	1,755,206
Rayonier Advanced Materials, Inc.*	17,400	116,406
Sensient Technologies Corp.	25,525	2,209,444
Stepan Co.	11,288	1,357,608
Tredegar Corp.	3,229	44,463
Trinseo SA	25,400	1,519,936
Tronox Holdings plc, Class A	49,000	1,097,600

		30,383,967

Construction Materials (0.2%)
Summit Materials, Inc., Class A*	63,188	2,202,102
United States Lime & Minerals, Inc.	400	55,636
US Concrete, Inc.*	6,900	509,220

		2,766,958

Containers & Packaging (0.2%)
Greif, Inc., Class A	14,700	890,085
Greif, Inc., Class B	3,100	182,900
Myers Industries, Inc.	16,200	340,200
O-I Glass, Inc.*	90,400	1,476,232
Ranpak Holdings Corp.*	2,700	67,581
UFP Technologies, Inc.*	3,200	183,744

		3,140,742

Metals & Mining (1.3%)
Allegheny Technologies, Inc.*	70,900	1,478,265
Arconic Corp.*	57,400	2,044,588
Carpenter Technology Corp.	28,500	1,146,270
Century Aluminum Co.*	23,600	304,204
Coeur Mining, Inc.*	133,936	1,189,352
Commercial Metals Co.	65,900	2,024,448
Compass Minerals International, Inc.	19,400	1,149,644
Constellium SE*	63,400	1,201,430
Haynes International, Inc.	5,933	209,909
Hecla Mining Co.	302,409	2,249,923
Kaiser Aluminum Corp.	10,191	1,258,487
Materion Corp.	11,445	862,381
MP Materials Corp. (x)*	37,600	1,385,936
Novagold Resources, Inc.*	130,900	1,048,509
Olympic Steel, Inc.	7,300	214,547
Ryerson Holding Corp.*	17,400	254,040
Schnitzer Steel Industries, Inc., Class A	10,400	510,120
SunCoke Energy, Inc.	24,810	177,143
TimkenSteel Corp.*	15,800	223,570
Warrior Met Coal, Inc.	23,900	411,080
Worthington Industries, Inc.	20,480	1,252,966

		20,596,812

Paper & Forest Products (0.2%)
Clearwater Paper Corp.*	8,638	250,243
Domtar Corp.*	31,700	1,742,232
Glatfelter Corp.	24,315	339,681
Neenah, Inc.	9,500	476,615
Schweitzer-Mauduit International, Inc.	16,964	685,006
Verso Corp., Class A	5,000	88,500

		3,582,277

Total Materials		60,470,756

Real Estate (6.8%)
Equity Real Estate Investment Trusts (REITs) (6.0%)
Acadia Realty Trust (REIT)	45,373	996,391
Agree Realty Corp. (REIT)	34,700	2,446,003
Alexander & Baldwin, Inc. (REIT)	42,186	772,847
Alexander’s, Inc. (REIT)	575	154,071
American Assets Trust, Inc. (REIT)	24,218	903,089
American Finance Trust, Inc. (REIT)	60,500	513,040
Apartment Investment and Management Co. (REIT), Class A	76,900	515,999
Apple Hospitality REIT, Inc. (REIT)	108,400	1,654,184
Armada Hoffler Properties, Inc. (REIT)	11,300	150,177

See Notes to Financial Statements.

1286

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Brandywine Realty Trust (REIT)	87,600	$1,200,996
Broadstone Net Lease, Inc. (REIT)	73,400	1,718,294
BRT Apartments Corp. (REIT)	3,000	52,020
CareTrust REIT, Inc. (REIT)	54,013	1,254,722
CatchMark Timber Trust, Inc. (REIT), Class A	15,600	182,520
Centerspace (REIT)	6,949	548,276
Chatham Lodging Trust (REIT)*	22,200	285,714
City Office REIT, Inc. (REIT)	32,900	408,947
Clipper Realty, Inc. (REIT) (x)	4,800	35,280
Columbia Property Trust, Inc. (REIT)	66,100	1,149,479
Community Healthcare Trust, Inc. (REIT)	12,200	579,012
CorePoint Lodging, Inc. (REIT)*	28,250	302,275
Corporate Office Properties Trust (REIT)	58,300	1,631,817
CTO Realty Growth, Inc. (REIT) (x)	3,226	172,655
DiamondRock Hospitality Co. (REIT)*	115,298	1,118,391
DigitalBridge Group, Inc. (REIT) (x)*	280,100	2,212,790
Diversified Healthcare Trust (REIT)	133,900	559,702
Easterly Government Properties, Inc. (REIT)	38,100	803,148
EastGroup Properties, Inc. (REIT)	21,727	3,573,005
Empire State Realty Trust, Inc. (REIT), Class A	73,800	885,600
Equity Commonwealth (REIT)	60,500	1,585,100
Essential Properties Realty Trust, Inc. (REIT)	57,400	1,552,096
Farmland Partners, Inc. (REIT)	16,300	196,415
Four Corners Property Trust, Inc. (REIT)	46,300	1,278,343
Franklin Street Properties Corp. (REIT)	36,099	189,881
Getty Realty Corp. (REIT)	26,475	824,696
Gladstone Commercial Corp. (REIT)	6,400	144,384
Gladstone Land Corp. (REIT)(x)	3,000	72,180
Global Medical REIT, Inc. (REIT)	1,100	16,236
Global Net Lease, Inc. (REIT)	47,766	883,671
Healthcare Realty Trust, Inc. (REIT)	68,958	2,082,532
Hersha Hospitality Trust (REIT)*	11,719	126,096
Independence Realty Trust, Inc. (REIT)	48,700	887,801
Indus Realty Trust, Inc. (REIT)	819	53,767
Industrial Logistics Properties Trust (REIT)	44,973	1,175,594
Innovative Industrial Properties, Inc. (REIT) (x)	12,000	2,292,240
iStar, Inc. (REIT) (x)	39,400	816,762
Kite Realty Group Trust (REIT)	47,157	1,037,926
Lexington Realty Trust (REIT)	165,286	1,975,168
LTC Properties, Inc. (REIT)	21,469	824,195
Macerich Co. (The) (REIT)	102,000	1,861,500
Mack-Cali Realty Corp. (REIT)	51,100	876,365
Monmouth Real Estate Investment Corp. (REIT)	51,551	965,035
National Health Investors, Inc. (REIT)	23,728	1,590,962
National Storage Affiliates Trust (REIT)	36,200	1,830,272
NETSTREIT Corp. (REIT)	20,500	472,730
New Senior Investment Group, Inc. (REIT)	32,200	282,716
NexPoint Residential Trust, Inc. (REIT)	9,600	527,808
Office Properties Income Trust (REIT)	26,231	768,831
One Liberty Properties, Inc. (REIT)	6,633	188,311
Outfront Media, Inc. (REIT)*	75,100	1,804,653
Paramount Group, Inc. (REIT)	96,400	970,748
Pebblebrook Hotel Trust (REIT)	78,412	1,846,603
Physicians Realty Trust (REIT)	118,000	2,179,460
Piedmont Office Realty Trust, Inc. (REIT), Class A	71,600	1,322,452
PotlatchDeltic Corp. (REIT)	36,552	1,942,739
Preferred Apartment Communities, Inc. (REIT), Class A	12,000	117,000
PS Business Parks, Inc. (REIT)	11,580	1,714,766
QTS Realty Trust, Inc. (REIT), Class A	34,700	2,682,310
Retail Opportunity Investments Corp. (REIT)	61,700	1,089,622
Retail Properties of America, Inc. (REIT), Class A	123,700	1,416,365
Retail Value, Inc. (REIT)	8,233	179,068
RLJ Lodging Trust (REIT)	96,886	1,475,574
RPT Realty (REIT)	28,400	368,632
Ryman Hospitality Properties, Inc. (REIT)*	28,234	2,229,357
Sabra Health Care REIT, Inc. (REIT)	119,323	2,171,679
Safehold, Inc. (REIT) (x)	10,000	785,000
Saul Centers, Inc. (REIT)	4,400	199,980
Seritage Growth Properties (REIT), Class A (x)*	3,900	71,760
Service Properties Trust (REIT)	94,600	1,191,960
SITE Centers Corp. (REIT)	88,300	1,329,798
STAG Industrial, Inc. (REIT)	84,800	3,174,064
Summit Hotel Properties, Inc. (REIT)*	53,300	497,289
Sunstone Hotel Investors, Inc. (REIT)*	124,778	1,549,743
Tanger Factory Outlet Centers, Inc. (REIT) (x)	51,300	967,005
Terreno Realty Corp. (REIT)	37,300	2,406,596
UMH Properties, Inc. (REIT)	9,100	198,562
Uniti Group, Inc. (REIT)	104,700	1,108,773
Universal Health Realty Income Trust (REIT)	6,450	396,997
Urban Edge Properties (REIT)	64,100	1,224,310
Urstadt Biddle Properties, Inc. (REIT), Class A	10,589	205,215
Washington REIT (REIT)	42,117	968,691
Whitestone REIT (REIT)	12,400	102,300
Xenia Hotels & Resorts, Inc. (REIT)*	63,000	1,179,990

		95,229,118

See Notes to Financial Statements.

1287

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Real Estate Management & Development (0.8%)
Cushman & Wakefield plc (x)*	57,996	$1,013,190
eXp World Holdings, Inc. (x)*	32,000	1,240,640
Forestar Group, Inc.*	7,933	165,879
FRP Holdings, Inc.*	4,200	233,856
Kennedy-Wilson Holdings, Inc.	69,624	1,383,429
Marcus & Millichap, Inc.*	15,900	618,033
Newmark Group, Inc., Class A	84,124	1,010,329
Rafael Holdings, Inc., Class B*	3,100	158,255
RE/MAX Holdings, Inc., Class A	5,600	186,648
Realogy Holdings Corp.*	64,400	1,173,368
Redfin Corp. (x)*	53,897	3,417,609
RMR Group, Inc. (The), Class A	8,626	333,309
St Joe Co. (The)	18,100	807,441
Tejon Ranch Co.*	8,102	123,231

		11,865,217

Total Real Estate		107,094,335

Utilities (2.4%)
Electric Utilities (0.6%)
ALLETE, Inc.	28,423	1,989,042
MGE Energy, Inc.	20,079	1,494,681
Otter Tail Corp.	22,725	1,109,207
PNM Resources, Inc.	45,881	2,237,616
Portland General Electric Co.	40,732	1,876,931
Spark Energy, Inc., Class A (x)	600	6,798

		8,714,275

Gas Utilities (0.8%)
Brookfield Infrastructure Corp., Class A	19,205	1,448,057
Chesapeake Utilities Corp.	8,950	1,076,953
New Jersey Resources Corp.	53,822	2,129,737
Northwest Natural Holding Co.	17,142	900,298
ONE Gas, Inc.	23,600	1,749,232
South Jersey Industries, Inc.	51,252	1,328,964
Southwest Gas Holdings, Inc.	32,736	2,166,796
Spire, Inc.	23,352	1,687,649

		12,487,686

Independent Power and Renewable Electricity Producers (0.3%)
Clearway Energy, Inc., Class A	15,300	385,866
Clearway Energy, Inc., Class C	41,682	1,103,739
Ormat Technologies, Inc. (x)	22,300	1,550,519
Sunnova Energy International, Inc.*	44,400	1,672,104

		4,712,228

Multi-Utilities (0.4%)
Avista Corp.	36,899	1,574,480
Black Hills Corp.	34,619	2,272,045
NorthWestern Corp.	27,978	1,684,835
Unitil Corp.	6,200	328,414

		5,859,774

Water Utilities (0.3%)
American States Water Co.	20,958	1,667,419
Artesian Resources Corp., Class A	4,000	147,080
Cadiz, Inc. (x)*	3,900	53,040
California Water Service Group	27,600	1,532,904
Global Water Resources, Inc.	1,700	29,036
Middlesex Water Co.	11,300	923,549
SJW Group	14,900	943,170
York Water Co. (The)	3,800	172,140

		5,468,338

Total Utilities		37,242,301

Total Common Stocks (98.9%) (Cost $898,809,358)		1,563,199,887

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Corporate Bond (0.0%)
Financials (0.0%)
Capital Markets (0.0%)
GAMCO Investors, Inc. 4.000%, 6/15/23(e)	$13,000	12,999

Total Financials		12,999

Total Long-Term Debt Securities (0.0%) (Cost $13,762)		12,999

	Number of Rights	Value (Note 1)
RIGHTS:
Communication Services (0.0%)
Media (0.0%)
Media General, Inc., CVR (r)*	61,700	—

Total Communication Services		—

Financials (0.0%)
Diversified Financial Services (0.0%)
First Eagle Private Credit LLC, CVR (r)*	19,900	—

Total Financials		—

Health Care (0.0%)
Biotechnology (0.0%)
Achillion Pharmaceuticals, Inc., CVR (r)(x)*	82,700	28,532
Alder Biopharmaceuticals, Inc., CVR (r)(x)*	47,700	31,481
Contra Aduro Biotech I, CVR (r)(x)*	11,260	—
Tobira Therapeutics, Inc., CVR (r)(x)*	2,288	—

		60,013

Pharmaceuticals (0.0%)
Dova Pharmaceuticals, Inc., CVR (r)*	17,500	7,088
Omthera Pharmaceuticals, Inc., CVR (r)*	5,500	—

		7,088

Total Health Care		67,101

Total Rights (0.0%) (Cost $93,373)		67,101

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Company (1.6%)
BlackRock Liquidity FedFund, Institutional Shares (xx)	25,000,000	$25,000,000

	Principal Amount	Value (Note 1)
Repurchase Agreements (3.6%)
Citigroup Global Markets, Inc., 0.07%, dated 6/30/21, due 7/1/21, repurchase price $16,668,989, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-5.000%, maturing 4/30/22-2/15/42; total market value $17,002,336. (xx)	$16,668,957	16,668,957
Deutsche Bank AG, 0.17%, dated 6/30/21, due 7/1/21, repurchase price $900,004, collateralized by various Foreign Government Agency Securities, ranging from 0.125%-1.875%, maturing 2/12/22-2/15/23; total market value $918,032. (xx)	900,000	900,000
Deutsche Bank AG, 0.23%, dated 6/30/21, due 7/1/21, repurchase price $10,000,064, collateralized by various Common Stocks; total market value $11,112,278. (xx)	10,000,000	10,000,000
Deutsche Bank AG, 0.23%, dated 6/30/21, due 7/1/21, repurchase price $5,000,032, collateralized by various Common Stocks; total market value $5,556,139. (xx)	5,000,000	5,000,000
HSBC Bank plc, 0.10%, dated 6/30/21, due 7/1/21, repurchase price $10,000,028, collateralized by various U.S. Government Treasury Securities, ranging from 0.099%-6.125%, maturing 8/31/21-2/15/50; total market value $10,204,110. (xx)	10,000,000	10,000,000
HSBC Bank plc, 0.10%, dated 6/30/21, due 7/1/21, repurchase price $3,300,009, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-6.125%, maturing 7/15/21-2/15/50; total market value $3,367,356. (xx)	3,300,000	3,300,000
HSBC Bank plc, 0.10%, dated 6/30/21, due 7/1/21, repurchase price $3,600,010, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-6.125%, maturing 7/15/21-2/15/50; total market value $3,673,480. (xx)	3,600,000	3,600,000
NBC Global Finance Ltd., 0.28%, dated 6/30/21, due 7/7/21, repurchase price $7,000,381, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 2.125%-3.875%, maturing 12/31/23-4/15/29; total market value $7,779,152. (xx)	7,000,000	7,000,000

Total Repurchase Agreements		56,468,957

Total Short-Term Investments (5.2%)
(Cost $81,468,957)		81,468,957

Total Investments in Securities (104.1%)
(Cost $980,385,450)		1,644,748,944
Other Assets Less Liabilities (-4.1%)		(64,977,239)

Net Assets (100%)		$1,579,771,705

*	Non-income producing.
(e)	Step Bond - Coupon rate increases or decreases in increments to maturity. Rate disclosed is as of June 30, 2021. Maturity date disclosed is the ultimate maturity date.
(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At June 30, 2021, the market value of these securities amounted to $2,716,463 or 0.2% of net assets.

(r)	Value determined using significant unobservable inputs.
(x)	All or a portion of security is on loan at June 30, 2021.
(xx)

At June 30, 2021, the Portfolio had loaned securities with a total value of $110,850,751. This was collateralized by $33,767,596 of various U.S. Government Treasury Securities, ranging from 0.000% - 8.000%, maturing 7/8/21 - 5/15/51 and by cash of $81,473,616, of which $81,468,957 was subsequently invested in an investment company and joint repurchase agreements as detailed in the Notes to the Financial Statements.

Glossary:

CVR	— Contingent Value Right
USD	— United States Dollar

See Notes to Financial Statements.

1289

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PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

Futures contracts outstanding as of June 30, 2021 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Russell 2000 E-Mini Index	133	9/2021	USD	15,346,870	(100,777)

					(100,777)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2021:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Communication Services	$57,996,809	$—	$—		$57,996,809
Consumer Discretionary	184,667,609	—	—	(a)	184,667,609
Consumer Staples	49,699,593	—	—		49,699,593
Energy	66,807,547	—	—		66,807,547
Financials	232,416,900	—	—		232,416,900
Health Care	330,129,772	—	262,973		330,392,745
Industrials	223,367,084	—	—		223,367,084
Information Technology	213,024,829	—	19,379		213,044,208
Materials	60,470,756	—	—		60,470,756
Real Estate	107,094,335	—	—		107,094,335
Utilities	37,242,301	—	—		37,242,301
Corporate Bond
Financials	—	12,999	—		12,999
Rights
Communication Services	—	—	—	(a)	—	(a)
Financials	—	—	—	(a)	—	(a)
Health Care	—	—	67,101		67,101
Short-Term Investments
Investment Company	25,000,000	—	—		25,000,000
Repurchase Agreements	—	56,468,957	—		56,468,957

Total Assets	$1,587,917,535	$56,481,956	$349,453		$1,644,748,944

Liabilities:
Futures	$(100,777)	$—	$—		$(100,777)

Total Liabilities	$(100,777)	$—	$—		$(100,777)

Total	$1,587,816,758	$56,481,956	$349,453		$1,644,648,167

(a)	Value is zero.

See Notes to Financial Statements.

1290

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EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

Fair Values of Derivative Instruments as of June 30, 2021:

	Statement of Assets and Liabilities
Derivatives Contracts^	Liability Derivatives	Fair Value
Equity contracts	Payables, Net assets – Unrealized depreciation	$(100,777	)*

Total		$(100,777)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2021:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$2,739,760	$2,739,760

Total	$2,739,760	$2,739,760

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$(369,751)	$(369,751)

Total	$(369,751)	$(369,751)

^ This Portfolio held futures contracts as a substitute for investing in conventional securities.

The Portfolio held futures contracts with an average notional balance of approximately $14,347,000 during the six months ended June 30, 2021.

Investment security transactions for the six months ended June 30, 2021 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$203,343,800
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$239,748,673

As of June 30, 2021, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$729,009,343
Aggregate gross unrealized depreciation	(71,960,535)

Net unrealized appreciation	$657,048,808

Federal income tax cost of investments in securities and derivative instruments, if applicable	$987,599,359

See Notes to Financial Statements.

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STATEMENT OF ASSETS AND LIABILITIES

June 30, 2021 (Unaudited)

ASSETS
Investments in Securities, at value (x)
Unaffiliated Issuers (Cost $923,916,493)	$1,588,279,987
Repurchase Agreements (Cost $56,468,957)	56,468,957
Cash	14,812,323
Cash held as collateral at broker for futures	1,420,500
Dividends, interest and other receivables	1,097,792
Due from Custodian	562,536
Receivable for Portfolio shares sold	264,285
Receivable for securities sold	79,936
Securities lending income receivable	49,005
Due from broker for futures variation margin	21,289
Other assets	15,088

Total assets	1,663,071,698

LIABILITIES
Payable for return of collateral on securities loaned	81,468,957
Payable for securities purchased	562,536
Investment management fees payable	324,556
Payable for Portfolio shares redeemed	319,669
Distribution fees payable – Class IB	272,061
Administrative fees payable	119,259
Due to Custodian	79,936
Distribution fees payable – Class IA	31,133
Accrued expenses	121,886

Total liabilities	83,299,993

NET ASSETS	$1,579,771,705

Net assets were comprised of:
Paid in capital	$784,243,935
Total distributable earnings (loss)	795,527,770

Net assets	$1,579,771,705

Class IA
Net asset value, offering and redemption price per share, $150,612,115 / 10,206,704 shares outstanding (unlimited amount authorized: $0.01 par value)	$14.76

Class IB
Net asset value, offering and redemption price per share, $1,324,601,781 / 89,683,582 shares outstanding (unlimited amount authorized: $0.01 par value)	$14.77

Class K
Net asset value, offering and redemption price per share, $104,557,809 / 7,078,052 shares outstanding (unlimited amount authorized: $0.01 par value)	$14.77

(x)	Includes value of securities on loan of $110,850,751.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2021 (Unaudited)

INVESTMENT INCOME
Dividends (net of $15,351 foreign withholding tax)	$7,691,361
Interest	3,547
Securities lending (net)	357,005

Total income	8,051,913

EXPENSES
Investment management fees	1,908,015
Distribution fees – Class IB	1,603,365
Administrative fees	705,831
Distribution fees – Class IA	180,546
Printing and mailing expenses	52,187
Professional fees	47,328
Custodian fees	44,836
Trustees’ fees	18,851
Miscellaneous	89,713

Total expenses	4,650,672

NET INVESTMENT INCOME (LOSS)	3,401,241

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	123,302,848
Futures contracts	2,739,760

Net realized gain (loss)	126,042,608

Change in unrealized appreciation (depreciation) on:
Investments in securities	107,716,517
Futures contracts	(369,751)

Net change in unrealized appreciation (depreciation)	107,346,766

NET REALIZED AND UNREALIZED GAIN (LOSS)	233,389,374

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$236,790,615

See Notes to Financial Statements.

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STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31, 2020
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$3,401,241	$5,679,939
Net realized gain (loss)	126,042,608	55,652,195
Net change in unrealized appreciation (depreciation)	107,346,766	169,985,225

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	236,790,615	231,317,359

Distributions to shareholders:
Class IA	—	(5,134,545)
Class IB	—	(48,064,551)
Class K	—	(3,770,918)

Total distributions to shareholders	—	(56,970,014)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 1,120,447 and 841,376 shares, respectively ]	15,690,832	8,113,942
Capital shares issued in reinvestment of dividends and distributions [ 0 and 421,108 shares, respectively ]	—	5,134,545
Capital shares repurchased [ (825,245) and (1,733,883) shares, respectively ]	(11,744,442)	(17,028,729)

Total Class IA transactions	3,946,390	(3,780,242)

Class IB
Capital shares sold [ 3,702,991 and 7,098,447 shares, respectively ]	52,922,510	67,061,753
Capital shares issued in reinvestment of dividends and distributions [ 0 and 3,938,388 shares, respectively ]	—	48,064,551
Capital shares repurchased [ (6,701,884) and (10,936,901) shares, respectively ]	(94,808,983)	(111,413,497)

Total Class IB transactions	(41,886,473)	3,712,807

Class K
Capital shares sold [ 563,450 and 1,785,506 shares, respectively ]	8,046,077	15,901,927
Capital shares issued in reinvestment of dividends and distributions [ 0 and 309,357 shares, respectively ]	—	3,770,918
Capital shares repurchased [ (518,483) and (1,397,072) shares, respectively ]	(7,261,680)	(13,778,189)

Total Class K transactions	784,397	5,894,656

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(37,155,686)	5,827,221

TOTAL INCREASE (DECREASE) IN NET ASSETS	199,634,929	180,174,566
NET ASSETS:
Beginning of period	1,380,136,776	1,199,962,210

End of period	$1,579,771,705	$1,380,136,776

See Notes to Financial Statements.

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FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31,
Class IA			2020	2019	2018	2017	2016
Net asset value, beginning of period	$12.58		$10.97	$9.43	$11.86	$11.36	$10.10

Income (loss) from investment operations:
Net investment income (loss) (e)	0.03		0.05	0.10	0.10	0.11	0.10
Net realized and unrealized gain (loss)	2.15		2.10	2.26	(1.38)	1.46	1.98

Total from investment operations	2.18		2.15	2.36	(1.28)	1.57	2.08

Less distributions:
Dividends from net investment income	—		(0.11)	(0.11)	(0.11)	(0.12)	(0.11)
Distributions from net realized gains	—		(0.43)	(0.70)	(1.04)	(0.95)	(0.71)
Return of capital	—		—	(0.01)	—	—	—

Total dividends and distributions	—		(0.54)	(0.82)	(1.15)	(1.07)	(0.82)

Net asset value, end of period	$14.76		$12.58	$10.97	$9.43	$11.86	$11.36

Total return (b)	17.33%		19.74%	25.25%	(11.34)%	13.96%	20.63%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$150,612		$124,684	$113,909	$102,582	$114,942	$109,797
Ratio of expenses to average net assets (a)(f)	0.63%		0.64%	0.63%	0.64%	0.63%	0.63%
Ratio of net investment income (loss) to average net assets (a)(f)	0.43%		0.51%	0.92%	0.84%	0.90%	0.99%
Portfolio turnover rate^	14	%(z)	17%	14%	15%	18%	15%

	Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31,
Class IB			2020	2019	2018	2017	2016
Net asset value, beginning of period	$12.59		$10.98	$9.44	$11.87	$11.36	$10.11

Income (loss) from investment operations:
Net investment income (loss) (e)	0.03		0.05	0.10	0.10	0.11	0.10
Net realized and unrealized gain (loss)	2.15		2.10	2.26	(1.38)	1.47	1.97

Total from investment operations	2.18		2.15	2.36	(1.28)	1.58	2.07

Less distributions:
Dividends from net investment income	—		(0.11)	(0.11)	(0.11)	(0.12)	(0.11)
Distributions from net realized gains	—		(0.43)	(0.70)	(1.04)	(0.95)	(0.71)
Return of capital	—		—	(0.01)	—	—	—

Total dividends and distributions	—		(0.54)	(0.82)	(1.15)	(1.07)	(0.82)

Net asset value, end of period	$14.77		$12.59	$10.98	$9.44	$11.87	$11.36

Total return (b)	17.32%		19.73%	25.22%	(11.33)%	14.05%	20.51%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,324,602		$1,166,992	$1,016,600	$846,806	$1,013,833	$934,933
Ratio of expenses to average net assets (a)(f)	0.63%		0.64%	0.63%	0.64%	0.63%	0.63%
Ratio of net investment income (loss) to average net assets (a)(f)	0.43%		0.51%	0.92%	0.84%	0.90%	0.97%
Portfolio turnover rate^	14	%(z)	17%	14%	15%	18%	15%

See Notes to Financial Statements.

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FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31,
Class K			2020	2019	2018	2017	2016
Net asset value, beginning of period	$12.58		$10.96	$9.43	$11.85	$11.35	$10.10

Income (loss) from investment operations:
Net investment income (loss) (e)	0.05		0.08	0.13	0.13	0.14	0.13
Net realized and unrealized gain (loss)	2.14		2.10	2.25	(1.37)	1.46	1.97

Total from investment operations	2.19		2.18	2.38	(1.24)	1.60	2.10

Less distributions:
Dividends from net investment income	—		(0.13)	(0.14)	(0.14)	(0.15)	(0.14)
Distributions from net realized gains	—		(0.43)	(0.70)	(1.04)	(0.95)	(0.71)
Return of capital	—		—	(0.01)	—	—	—

Total dividends and distributions	—		(0.56)	(0.85)	(1.18)	(1.10)	(0.85)

Net asset value, end of period	$14.77		$12.58	$10.96	$9.43	$11.85	$11.35

Total return (b)	17.41%		20.08%	25.44%	(11.01)%	14.24%	20.83%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$104,558		$88,460	$69,453	$54,023	$60,084	$49,944
Ratio of expenses to average net assets (a)(f)	0.38%		0.39%	0.38%	0.39%	0.38%	0.38%
Ratio of net investment income (loss) to average net assets (a)(f)	0.68%		0.76%	1.18%	1.09%	1.15%	1.22%
Portfolio turnover rate^	14	%(z)	17%	14%	15%	18%	15%
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

1295

EQ/T. ROWE PRICE GROWTH STOCK PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2021	% of Net Assets
Information Technology	36.4%
Communication Services	22.4
Consumer Discretionary	22.2
Health Care	9.2
Industrials	6.9
Financials	1.9
Investment Company	0.4
Materials	0.3
Repurchase Agreements	0.3
Cash and Other	0.0 #

100.0%

#	Less than 0.05%.

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IA and Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2021 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/21	Ending Account Value 6/30/21	Expenses Paid During Period* 1/1/21 - 6/30/21
Class IA
Actual	$1,000.00	$1,106.30	$5.22
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.84	5.01
Class IB
Actual	1,000.00	1,106.20	5.22
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.84	5.01
Class K
Actual	1,000.00	1,107.70	3.92
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.08	3.76

* Expenses are equal to the Portfolio’s Class IA, Class IB and Class K shares annualized expense ratio of 1.00%, 1.00% and 0.75%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

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PORTFOLIO OF INVESTMENTS

June 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (22.4%)
Entertainment (4.9%)
Activision Blizzard, Inc.	88,226	$8,420,289
Netflix, Inc.*	86,360	45,616,216
Playtika Holding Corp.*	50,463	1,203,038
ROBLOX Corp., Class A*	31,855	2,866,313
Sea Ltd. (ADR)*	187,426	51,467,180
Spotify Technology SA*	48,372	13,330,839

		122,903,875

Interactive Media & Services (17.5%)
Alphabet, Inc., Class A*	37,096	90,580,642
Alphabet, Inc., Class C*	31,588	79,169,636
Facebook, Inc., Class A*	428,431	148,969,743
IAC/InterActiveCorp*	17,057	2,629,677
Kuaishou Technology (m)(x)*	39,200	983,496
Match Group, Inc.*	113,960	18,376,050
Pinterest, Inc., Class A*	190,422	15,033,817
Snap, Inc., Class A*	777,241	52,961,202
Tencent Holdings Ltd.	301,300	22,662,597
Vimeo, Inc.*	69,889	3,424,561

		434,791,421

Total Communication Services		557,695,296

Consumer Discretionary (22.2%)
Auto Components (0.3%)
Aptiv plc*	40,440	6,362,425

Automobiles (3.1%)
Ferrari NV	91,631	18,880,568
Tesla, Inc.*	85,696	58,247,571

		77,128,139

Hotels, Restaurants & Leisure (2.8%)
Airbnb, Inc., Class A*	9,993	1,530,328
Booking Holdings, Inc.*	6,995	15,305,690
Chipotle Mexican Grill, Inc.*	9,931	15,396,427
DraftKings, Inc., Class A (x)*	146,686	7,652,609
Las Vegas Sands Corp.*	200,238	10,550,540
Wynn Resorts Ltd.*	155,705	19,042,721

		69,478,315

Internet & Direct Marketing Retail (12.7%)
Alibaba Group Holding Ltd. (ADR)*	145,036	32,891,264
Amazon.com, Inc.*	72,943	250,935,591
Coupang, Inc. (x)*	175,539	7,341,041
DoorDash, Inc., Class A (x)*	69,180	12,336,869
Farfetch Ltd., Class A*	285,908	14,398,327

		317,903,092

Specialty Retail (1.8%)
Carvana Co.*	32,843	9,912,674
Ross Stores, Inc.	283,049	35,098,076

		45,010,750

Textiles, Apparel & Luxury Goods (1.5%)
Lululemon Athletica, Inc.*	52,646	19,214,211
NIKE, Inc., Class B	110,984	17,145,918

		36,360,129

Total Consumer Discretionary		552,242,850

Financials (1.9%)
Capital Markets (1.8%)
MarketAxess Holdings, Inc.	9,810	4,547,818
MSCI, Inc.	12,712	6,776,513
S&P Global, Inc.	42,877	17,598,864
Tradeweb Markets, Inc., Class A	63,478	5,367,700
XP, Inc., Class A*	224,443	9,774,493

		44,065,388

Insurance (0.1%)
Bright Health Group, Inc. (x)*	122,396	2,100,315

Total Financials		46,165,703

Health Care (9.2%)
Biotechnology (1.3%)
Argenx SE (ADR)*	17,391	5,235,909
Incyte Corp.*	97,148	8,173,061
Vertex Pharmaceuticals, Inc.*	95,497	19,255,060

		32,664,030

Health Care Equipment & Supplies (2.8%)
Align Technology, Inc.*	6,473	3,955,003
Intuitive Surgical, Inc.*	38,510	35,415,337
Stryker Corp.	116,452	30,246,078

		69,616,418

Health Care Providers & Services (2.8%)
Anthem, Inc.	33,258	12,697,904
Cigna Corp.	52,921	12,545,982
HCA Healthcare, Inc.	96,893	20,031,659
Humana, Inc.	21,424	9,484,833
UnitedHealth Group, Inc.	38,945	15,595,136

		70,355,514

Life Sciences Tools & Services (0.4%)
Avantor, Inc.*	263,585	9,359,903

Pharmaceuticals (1.9%)
AstraZeneca plc (ADR) (x)	242,998	14,555,580
Eli Lilly and Co.	142,954	32,810,802

		47,366,382

Total Health Care		229,362,247

Industrials (6.9%)
Aerospace & Defense (1.5%)
Airbus SE*	139,725	17,966,222
Teledyne Technologies, Inc.*	48,167	20,173,785

		38,140,007

Air Freight & Logistics (1.0%)
FedEx Corp.	84,337	25,160,257

Airlines (0.3%)
Southwest Airlines Co.*	126,901	6,737,174

Commercial Services & Supplies (0.7%)
Cintas Corp.	43,919	16,777,058

Electrical Equipment (0.4%)
Generac Holdings, Inc.*	24,990	10,374,599

Industrial Conglomerates (1.3%)
Roper Technologies, Inc.	67,240	31,616,248

Machinery (0.4%)
Cummins, Inc.	41,204	10,045,947

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Professional Services (0.9%)
Clarivate plc*	180,100	$4,958,153
Equifax, Inc.	13,920	3,333,979
TransUnion	135,180	14,844,116

		23,136,248

Road & Rail (0.4%)
DiDi Global, Inc. (ADR)*	283,512	4,008,860
Norfolk Southern Corp.	24,526	6,509,445

		10,518,305

Total Industrials		172,505,843

Information Technology (36.4%)
Electronic Equipment, Instruments & Components (0.3%)
Zebra Technologies Corp., Class A*	12,150	6,433,303

IT Services (11.5%)
Affirm Holdings, Inc.*	15,810	1,064,803
Afterpay Ltd.*	132,767	11,766,023
Black Knight, Inc.*	150,347	11,724,059
Fidelity National Information Services, Inc.	146,609	20,770,097
Fiserv, Inc.*	227,878	24,357,879
Global Payments, Inc.	113,563	21,297,605
Marqeta, Inc., Class A*	45,695	1,282,659
Mastercard, Inc., Class A	164,846	60,183,626
MongoDB, Inc.*	30,440	11,004,669
PayPal Holdings, Inc.*	107,068	31,208,181
Shopify, Inc., Class A*	8,800	12,856,624
Snowflake, Inc., Class A*	6,321	1,528,418
StoneCo Ltd., Class A*	101,884	6,832,341
Visa, Inc., Class A	308,630	72,163,867

		288,040,851

Semiconductors & Semiconductor Equipment (3.5%)
Advanced Micro Devices, Inc.*	196,713	18,477,252
ASML Holding NV (Registered) (NYRS)	49,232	34,011,435
NVIDIA Corp.	21,989	17,593,399
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	145,308	17,460,209

		87,542,295

Software (16.2%)
Avalara, Inc.*	53,434	8,645,621
Coupa Software, Inc.*	10,727	2,811,654
Datadog, Inc., Class A*	89,950	9,361,996
Intuit, Inc.	102,239	50,114,491
Microsoft Corp.	805,531	218,218,348
Paycom Software, Inc.*	14,205	5,163,091
salesforce.com, Inc.*	121,871	29,769,429
ServiceNow, Inc.*	49,647	27,283,509
Splunk, Inc.*	124,378	17,982,571
UiPath, Inc., Class A (x)*	55,421	3,764,749
Workday, Inc., Class A*	29,001	6,923,699
Zoom Video Communications, Inc., Class A*	60,878	23,561,612

		403,600,770

Technology Hardware, Storage & Peripherals (4.9%)
Apple, Inc.	895,320	122,623,027

Total Information Technology		908,240,246

Materials (0.3%)
Chemicals (0.3%)
Linde plc	29,904	8,645,247

Total Materials		8,645,247

Total Common Stocks (99.3%) (Cost $1,048,227,637)		2,474,857,432

SHORT-TERM INVESTMENTS:
Investment Company (0.4%)
BlackRock Liquidity FedFund, Institutional Shares (xx)	10,000,000	10,000,000

	Principal Amount	Value (Note 1)
Repurchase Agreements (0.3%)
Citigroup Global Markets, Inc., 0.07%, dated 6/30/21, due 7/1/21, repurchase price $7,641,487, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-5.000%, maturing 4/30/22-2/15/42; total market value $7,794,302. (xx)	$7,641,472	7,641,472
Deutsche Bank AG, 0.17%, dated 6/30/21, due 7/1/21, repurchase price $100,000, collateralized by various Foreign Government Agency Securities, ranging from 0.125%-1.875%, maturing 2/12/22-2/15/23; total market value $102,004. (xx)	100,000	100,000
HSBC Bank plc, 0.10%, dated 6/30/21, due 7/1/21, repurchase price $300,001, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-6.125%, maturing 7/15/21-2/15/50; total market value $306,123. (xx)	300,000	300,000
HSBC Bank plc, 0.10%, dated 6/30/21, due 7/1/21, repurchase price $400,001, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-6.125%, maturing 7/15/21-2/15/50; total market value $408,164. (xx)	400,000	400,000

Total Repurchase Agreements		8,441,472

Total Short-Term Investments (0.7%) (Cost $18,441,472)		18,441,472

Total Investments in Securities (100.0%) (Cost $1,066,669,109)		2,493,298,904
Other Assets Less Liabilities (0.0%)		(860,265)

Net Assets (100%)		$2,492,438,639

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

*	Non-income producing.
(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At June 30, 2021, the market value of these securities amounted to $983,496 or 0.0% of net assets.

(x)	All or a portion of security is on loan at June 30, 2021.
(xx)

At June 30, 2021, the Portfolio had loaned securities with a total value of $29,433,986. This was collateralized by $11,649,615 of various U.S. Government Treasury Securities, ranging from 0.000% - 8.000%, maturing 7/8/21 - 2/15/51 and by cash of $18,726,997, of which $18,441,472 was subsequently invested in an investment company and joint repurchase agreements as detailed in the Notes to the Financial Statements.

Glossary:

ADR	— American Depositary Receipt
NYRS	— New York Registry Shares

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2021:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$534,049,203	$23,646,093	$—	$557,695,296
Consumer Discretionary	552,242,850	—	—	552,242,850
Financials	46,165,703	—	—	46,165,703
Health Care	229,362,247	—	—	229,362,247
Industrials	154,539,621	17,966,222	—	172,505,843
Information Technology	896,474,223	11,766,023	—	908,240,246
Materials	8,645,247	—	—	8,645,247
Short-Term Investments
Investment Company	10,000,000	—	—	10,000,000
Repurchase Agreements	—	8,441,472	—	8,441,472

Total Assets	$2,431,479,094	$61,819,810	$—	$2,493,298,904

Total Liabilities	$—	$—	$—	$—

Total	$2,431,479,094	$61,819,810	$—	$2,493,298,904

The Portfolio held no derivatives contracts during the six months ended June 30, 2021.

Investment security transactions for the six months ended June 30, 2021 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$392,765,749
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$409,831,742

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

As of June 30, 2021, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,434,916,961
Aggregate gross unrealized depreciation	(8,689,895)

Net unrealized appreciation	$1,426,227,066

Federal income tax cost of investments in securities and derivative instruments, if applicable	$1,067,071,838

For the six months ended June 30, 2021, the Portfolio incurred approximately $266 as brokerage commissions with Sanford C. Bernstein & Co., LLC, an affiliated broker/dealer.

See Notes to Financial Statements.

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STATEMENT OF ASSETS AND LIABILITIES

June 30, 2021 (Unaudited)

ASSETS
Investments in Securities, at value (x)
Unaffiliated Issuers (Cost $1,058,227,637)	$2,484,857,432
Repurchase Agreements (Cost $8,441,472)	8,441,472
Cash	29,755,648
Receivable for securities sold	2,663,836
Receivable for Portfolio shares sold	422,854
Dividends, interest and other receivables	247,744
Securities lending income receivable	16,541
Other assets	21,930

Total assets	2,526,427,457

LIABILITIES
Payable for return of collateral on securities loaned	18,441,472
Payable for securities purchased	12,781,635
Investment management fees payable	1,275,786
Payable for Portfolio shares redeemed	763,723
Distribution fees payable – Class IB	380,021
Administrative fees payable	182,558
Distribution fees payable – Class IA	62,494
Accrued expenses	101,129

Total liabilities	33,988,818

NET ASSETS	$2,492,438,639

Net assets were comprised of:
Paid in capital	$913,248,039
Total distributable earnings (loss)	1,579,190,600

Net assets	$2,492,438,639

Class IA
Net asset value, offering and redemption price per share, $313,017,904 / 3,890,697 shares outstanding (unlimited amount authorized: $0.01 par value)	$80.45

Class IB
Net asset value, offering and redemption price per share, $1,907,803,287 / 24,039,440 shares outstanding (unlimited amount authorized: $0.01 par value)	$79.36

Class K
Net asset value, offering and redemption price per share, $271,617,448 / 3,284,418 shares outstanding (unlimited amount authorized: $0.01 par value)	$82.70

(x)	Includes value of securities on loan of $29,433,986.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2021 (Unaudited)

INVESTMENT INCOME
Dividends (net of $66,528 foreign withholding tax)	$4,465,515
Interest	3,299
Securities lending (net)	43,278

Total income	4,512,092

EXPENSES
Investment management fees	8,167,605
Distribution fees – Class IB	2,198,433
Administrative fees	1,068,112
Distribution fees – Class IA	367,108
Printing and mailing expenses	74,142
Professional fees	58,495
Custodian fees	42,119
Trustees’ fees	29,247
Miscellaneous	20,399

Gross expenses	12,025,660
Less: Waiver from investment manager	(791,591)

Net expenses	11,234,069

NET INVESTMENT INCOME (LOSS)	(6,721,977)

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	131,831,662
Foreign currency transactions	(10,353)

Net realized gain (loss)	131,821,309

Change in unrealized appreciation (depreciation) on:
Investments in securities	114,913,054
Foreign currency translations	(211)

Net change in unrealized appreciation (depreciation)	114,912,843

NET REALIZED AND UNREALIZED GAIN (LOSS)	246,734,152

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$240,012,175

See Notes to Financial Statements.

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STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31, 2020
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(6,721,977)	$(7,971,360)
Net realized gain (loss)	131,821,309	84,775,472
Net change in unrealized appreciation (depreciation)	114,912,843	540,008,272

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	240,012,175	616,812,384

Distributions to shareholders:
Class IA	—	(7,921,946)
Class IB	—	(47,755,651)
Class K	—	(6,974,874)

Total distributions to shareholders	—	(62,652,471)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 213,007 and 356,055 shares, respectively ]	15,792,875	21,245,985
Capital shares issued in reinvestment of distributions [ 0 and 113,583 shares, respectively ]	—	7,921,946
Capital shares repurchased [ (265,753) and (670,691) shares, respectively ]	(19,940,900)	(40,968,313)

Total Class IA transactions	(4,148,025)	(11,800,382)

Class IB
Capital shares sold [ 913,686 and 2,136,723 shares, respectively ]	67,668,750	125,371,403
Capital shares issued in reinvestment of distributions [ 0 and 693,872 shares, respectively ]	—	47,755,651
Capital shares repurchased [ (819,873) and (2,247,384) shares, respectively ]	(60,486,209)	(133,146,835)

Total Class IB transactions	7,182,541	39,980,219

Class K
Capital shares sold [ 74,580 and 833,807 shares, respectively ]	5,747,183	50,886,875
Capital shares issued in reinvestment of dividends and distributions [ 0 and 97,445 shares, respectively ]	—	6,974,874
Capital shares repurchased [ (237,277) and (1,448,024) shares, respectively ]	(18,309,827)	(91,894,499)

Total Class K transactions	(12,562,644)	(34,032,750)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(9,528,128)	(5,852,913)

TOTAL INCREASE (DECREASE) IN NET ASSETS	230,484,047	548,307,000
NET ASSETS:
Beginning of period	2,261,954,592	1,713,647,592

End of period	$2,492,438,639	$2,261,954,592

See Notes to Financial Statements.

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FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31,
Class IA			2020	2019	2018		2017	2016
Net asset value, beginning of period	$72.72		$54.83	$42.80	$47.14		$38.42	$38.58

Income (loss) from investment operations:
Net investment income (loss) (e)	(0.23)		(0.27)	(0.10)	(0.01	)##	(0.03)	(0.07)
Net realized and unrealized gain (loss)	7.96		20.21	13.37	(0.47)		12.82	0.59

Total from investment operations	7.73		19.94	13.27	(0.48)		12.79	0.52

Less distributions:
Distributions from net realized gains	—		(2.05)	(1.24)	(3.86)		(4.07)	(0.68)

Net asset value, end of period	$80.45		$72.72	$54.83	$42.80		$47.14	$38.42

Total return (b)	10.63%		36.54%	31.11%	(1.61)%		33.35%	1.35%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$313,018		$286,784	$227,232	$165,111		$167,855	$112,254
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	1.00%		1.00%	1.00%	1.00%		1.03%	1.08%
Before waivers and reimbursements (a)(f)	1.07%		1.08%	1.10%	1.11%		1.12%	1.13%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	(0.61)%		(0.45)%	(0.20)%	(0.02	)%(aa)	(0.06)%	(0.18)%
Before waivers and reimbursements (a)(f)	(0.68)%		(0.53)%	(0.30)%	(0.12	)%(aa)	(0.15)%	(0.23)%
Portfolio turnover rate^	17	%(z)	38%	30%	45%		56%	44%

	Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31,
Class IB			2020	2019	2018		2017	2016
Net asset value, beginning of period	$71.74		$54.10	$42.25	$46.58		$38.00	$38.17

Income (loss) from investment operations:
Net investment income (loss) (e)	(0.22)		(0.27)	(0.10)	(0.01	)##	(0.03)	(0.07)
Net realized and unrealized gain (loss)	7.84		19.96	13.19	(0.46)		12.68	0.58

Total from investment operations	7.62		19.69	13.09	(0.47)		12.65	0.51

Less distributions:
Distributions from net realized gains	—		(2.05)	(1.24)	(3.86)		(4.07)	(0.68)

Net asset value, end of period	$79.36		$71.74	$54.10	$42.25		$46.58	$38.00

Total return (b)	10.62%		36.57%	31.09%	(1.60)%		33.35%	1.34%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,907,803		$1,717,802	$1,264,017	$942,026		$917,062	$661,719
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	1.00%		1.00%	1.00%	1.00%		1.03%	1.08%
Before waivers and reimbursements (a)(f)	1.07%		1.08%	1.10%	1.11%		1.12%	1.13%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	(0.61)%		(0.45)%	(0.20)%	(0.01	)%(aa)	(0.06)%	(0.18)%
Before waivers and reimbursements (a)(f)	(0.68)%		(0.54)%	(0.30)%	(0.12	)%(aa)	(0.15)%	(0.23)%
Portfolio turnover rate^	17	%(z)	38%	30%	45%		56%	44%

See Notes to Financial Statements.

1303

EQ ADVISORS TRUST

EQ/T. ROWE PRICE GROWTH STOCK PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31,
Class K			2020	2019	2018		2017	2016
Net asset value, beginning of period	$74.66		$56.11	$43.67	$47.95		$38.93	$38.99

Income (loss) from investment operations:
Net investment income (loss) (e)	(0.14)		(0.12)	0.02	0.11	##	0.08	0.03
Net realized and unrealized gain (loss)	8.18		20.72	13.66	(0.48)		13.01	0.59

Total from investment operations	8.04		20.60	13.68	(0.37)		13.09	0.62

Less distributions:
Dividends from net investment income	—		— #	—	(0.05)		—	—
Distributions from net realized gains	—		(2.05)	(1.24)	(3.86)		(4.07)	(0.68)

Total dividends and distributions	—		(2.05)	(1.24)	(3.91)		(4.07)	(0.68)

Net asset value, end of period	$82.70		$74.66	$56.11	$43.67		$47.95	$38.93

Total return (b)	10.77%		36.88%	31.43%	(1.36)%		33.69%	1.59%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$271,617		$257,368	$222,399	$198,399		$249,133	$220,473
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.75%		0.75%	0.75%	0.75%		0.78%	0.83%
Before waivers and reimbursements (a)(f)	0.82%		0.83%	0.85%	0.86%		0.87%	0.88%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	(0.36)%		(0.20)%	0.04%	0.21	%(aa)	0.18%	0.09%
Before waivers and reimbursements (a)(f)	(0.43)%		(0.28)%	(0.06)%	0.11	%(aa)	0.10%	0.04%
Portfolio turnover rate^	17	%(z)	38%	30%	45%		56%	44%
#	Per share amount is less than $0.005.
##	Includes income resulting from a special dividend. Without this dividend, the per share income amounts would be $(0.06), $(0.05) and $0.06 for Class IA, Class IB and Class K, respectively.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(z)	Portfolio turnover rate for periods less than one year is not annualized.
(aa)	Includes income resulting from a special dividend. Without this dividend, the ratios for each class would have been 0.11% lower.

See Notes to Financial Statements.

1304

EQ/T. ROWE PRICE HEALTH SCIENCES PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2021	% of Net Assets
Health Care	98.8%
Investment Company	2.1
Repurchase Agreements	1.5
Financials	0.9
Consumer Staples	0.0 #
Cash and Other	(3.3)

100.0%

#	Less than 0.05%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2021 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/21	Ending Account Value 6/30/21	Expenses Paid During Period* 1/1/21 - 6/30/21
Class IB
Actual	$1,000.00	$1,075.60	$6.18
Hypothetical (5% average annual return before expenses)	1,000.00	1,018.84	6.01

* Expenses are equal to the Portfolio’s Class IB shares annualized expense ratio of 1.20%, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

1305

EQ ADVISORS TRUST

EQ/T. ROWE PRICE HEALTH SCIENCES PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Staples (0.0%)
Food Products (0.0%)
Freshpet, Inc.*	253	$41,229

Total Consumer Staples		41,229

Financials (0.9%)
Capital Markets (0.6%)
BCLS Acquisition Corp., Class A*	8,220	86,557
CM Life Sciences II, Inc.*	7,091	95,374
CM Life Sciences III, Inc.*	15,639	171,247
CM Life Sciences, Inc.*	9,997	163,601
Dynamics Special Purpose Corp., Class A*	13,193	131,138
Eucrates Biomedical Acquisition Corp.*	8,136	82,906
Frontier Acquisition Corp.*	8,744	87,440
FS Development Corp. II, Class A*	7,198	71,980
Health Sciences Acquisitions Corp. 2 (x)*	9,046	92,269
Helix Acquisition Corp., Class A*	8,368	86,441
Orion Acquisition Corp.*	8,946	88,744
Revolution Healthcare Acquisition Corp.*	22,085	221,513

		1,379,210

Insurance (0.3%)
Bright Health Group, Inc. (x)*	33,281	571,102
Oscar Health, Inc., Class A (x)*	5,808	124,872

		695,974

Total Financials		2,075,184

Health Care (98.8%)
Biotechnology (34.2%)
AbbVie, Inc.	35,687	4,019,784
Abcam plc*	20,390	389,518
ACADIA Pharmaceuticals, Inc.*	20,216	493,068
Acceleron Pharma, Inc.*	18,885	2,369,879
ADC Therapeutics SA (x)*	14,071	342,629
Agios Pharmaceuticals, Inc.*	7,387	407,098
Akero Therapeutics, Inc. (x)*	5,029	124,769
Alector, Inc. (x)*	11,116	231,546
Alkermes plc*	2,198	53,895
Allogene Therapeutics, Inc.*	14,146	368,928
Alnylam Pharmaceuticals, Inc.*	13,664	2,316,321
Amgen, Inc.	11,023	2,686,856
Amicus Therapeutics, Inc.*	5,100	49,164
Annexon, Inc. (x)*	7,363	165,741
Apellis Pharmaceuticals, Inc.*	19,477	1,230,946
Arcutis Biotherapeutics, Inc. (x)*	5,166	140,980
Ardelyx, Inc.*	17,423	132,066
Argenx SE (ADR)*	10,684	3,216,632
Ascendis Pharma A/S (ADR)*	9,544	1,255,513
ATAI Life Sciences NV (x)*	6,911	127,853
Avidity Biosciences, Inc. (x)*	3,223	79,640
BeiGene Ltd. (ADR)*	3,724	1,278,040
Biogen, Inc.*	7,222	2,500,762
BioMarin Pharmaceutical, Inc.*	3,518	293,542
BioNTech SE (ADR)*	19,729	4,416,929
Blueprint Medicines Corp.*	8,773	771,673
Bridgebio Pharma, Inc. (x)*	7,071	431,048
Burning Rock Biotech Ltd. (ADR) (x)*	8,454	249,055
C4 Therapeutics, Inc. (x)*	13,224	500,396
Celldex Therapeutics, Inc.*	3,998	133,693
Centessa Pharmaceuticals plc (ADR) (x)*	12,694	281,934
Cerevel Therapeutics Holdings, Inc. (x)*	11,835	303,213
Chimerix, Inc.*	19,557	156,456
CRISPR Therapeutics AG*	3,524	570,500
Day One Biopharmaceuticals, Inc. (x)*	5,736	130,609
Deciphera Pharmaceuticals, Inc.*	2,495	91,342
Denali Therapeutics, Inc.*	19,194	1,505,577
Design Therapeutics, Inc. (x)*	10,293	204,728
Dicerna Pharmaceuticals, Inc.*	9,241	344,874
Enanta Pharmaceuticals, Inc.*	320	14,083
Exact Sciences Corp.*	19,002	2,362,139
Exelixis, Inc.*	70,357	1,281,905
Fate Therapeutics, Inc.*	12,828	1,113,342
F-star Therapeutics, Inc. (x)*	8,823	75,790
Generation Bio Co.*	20,866	561,295
Genmab A/S*	2,874	1,175,951
Global Blood Therapeutics, Inc.*	4,532	158,711
Ideaya Biosciences, Inc.*	8,823	185,195
IGM Biosciences, Inc. (x)*	4,460	371,072
Immunocore Holdings plc (ADR)*	4,373	170,766
Incyte Corp.*	32,416	2,727,158
Insmed, Inc.*	30,259	861,171
Intellia Therapeutics, Inc.*	6,629	1,073,301
Invitae Corp. (x)*	12,398	418,185
Ionis Pharmaceuticals, Inc.*	16,553	660,299
Iovance Biotherapeutics, Inc.*	18,637	484,935
IVERIC bio, Inc.*	23,973	151,270
Karuna Therapeutics, Inc.*	6,150	701,038
Kinnate Biopharma, Inc. (x)*	7,183	167,220
Kodiak Sciences, Inc.*	15,137	1,407,741
Kronos Bio, Inc. (x)*	6,614	158,405
Kymera Therapeutics, Inc.*	6,334	307,199
Lyell Immunopharma, Inc. (x)*	10,921	177,357
MaxCyte, Inc.*	9,938	123,450
MeiraGTx Holdings plc*	6,898	106,919
Mersana Therapeutics, Inc.*	14,862	201,826
Mirati Therapeutics, Inc.*	7,817	1,262,680
Moderna, Inc.*	17,309	4,067,269
Molecular Templates, Inc. (x)*	9,753	76,268
Monte Rosa Therapeutics, Inc.*	6,780	153,906
Morphic Holding, Inc.*	1,855	106,458
Neurocrine Biosciences, Inc.*	7,344	714,718
Novavax, Inc.*	2,426	515,064
Nurix Therapeutics, Inc. (x)*	10,292	273,047
Precision BioSciences, Inc.*	8,110	101,537
Prelude Therapeutics, Inc. (x)*	4,600	131,698
Protagonist Therapeutics, Inc.*	10,820	485,602
Prothena Corp. plc*	14,236	731,873
PTC Therapeutics, Inc.*	6,403	270,655
Radius Health, Inc.*	8,890	162,154
RAPT Therapeutics, Inc.*	9,437	300,002
Recursion Pharmaceuticals, Inc., Class A (x)*	6,211	226,701
Regeneron Pharmaceuticals, Inc.*	5,951	3,323,872

See Notes to Financial Statements.

1306

EQ ADVISORS TRUST

EQ/T. ROWE PRICE HEALTH SCIENCES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
REGENXBIO, Inc.*	3,313	$128,710
Relay Therapeutics, Inc.*	4,116	150,604
Repare Therapeutics, Inc. (x)*	4,000	124,720
Replimune Group, Inc.*	15,065	578,797
Rocket Pharmaceuticals, Inc.*	14,963	662,711
Sage Therapeutics, Inc.*	5,451	309,671
Sana Biotechnology, Inc.*	5,826	114,539
Sarepta Therapeutics, Inc.*	5,198	404,093
Scholar Rock Holding Corp. (x)*	11,612	335,587
Seagen, Inc.*	12,588	1,987,393
Seres Therapeutics, Inc. (x)*	7,748	184,790
Solid Biosciences, Inc.*	22,313	81,666
SpringWorks Therapeutics, Inc.*	3,526	290,578
Stoke Therapeutics, Inc. (x)*	6,584	221,617
Syndax Pharmaceuticals, Inc.*	5,141	88,271
TG Therapeutics, Inc.*	4,326	167,806
Translate Bio, Inc. (x)*	4,264	117,431
Turning Point Therapeutics, Inc.*	6,191	483,022
Twist Bioscience Corp.*	5,984	797,368
Ultragenyx Pharmaceutical, Inc.*	18,138	1,729,458
uniQure NV*	8,235	253,638
Vertex Pharmaceuticals, Inc.*	26,767	5,397,030
Verve Therapeutics, Inc. (x)*	2,994	180,388
Xencor, Inc.*	13,573	468,133
Zai Lab Ltd. (ADR)*	4,921	870,968
Zentalis Pharmaceuticals, Inc.*	10,635	565,782
Zymeworks, Inc.*	4,620	160,268

		81,323,463

Health Care Equipment & Supplies (21.8%)
Alcon, Inc.	8,464	592,594
AtriCure, Inc.*	6,736	534,367
Becton Dickinson and Co.	12,132	2,950,381
Cooper Cos., Inc. (The)	2,838	1,124,614
Danaher Corp.	30,497	8,184,175
Dentsply Sirona, Inc.	9,237	584,333
Dexcom, Inc.*	3,843	1,640,961
Envista Holdings Corp. (x)*	25,211	1,089,367
Hologic, Inc.*	34,358	2,292,366
ICU Medical, Inc.*	692	142,414
Inari Medical, Inc.*	2,289	213,518
Insulet Corp.*	4,343	1,192,197
Intuitive Surgical, Inc.*	9,400	8,644,616
iRhythm Technologies, Inc.*	3,568	236,737
Lantheus Holdings, Inc.*	15,361	424,578
Nevro Corp.*	4,798	795,460
Novocure Ltd.*	8,337	1,849,313
Ortho Clinical Diagnostics Holdings plc*	41,989	898,984
Outset Medical, Inc.*	12,447	622,101
Penumbra, Inc.*	7,479	2,049,695
Pulmonx Corp. (x)*	2,856	126,007
Quidel Corp.*	5,917	758,086
Sartorius AG (Preference) (q)	2,689	1,399,744
Shockwave Medical, Inc.*	10,421	1,977,176
STERIS plc	2,218	457,573
Stryker Corp.	21,477	5,578,221
Teleflex, Inc.	4,824	1,938,235
West Pharmaceutical Services, Inc.	7,718	2,771,534
Zimmer Biomet Holdings, Inc.	5,118	823,077

		51,892,424

Health Care Providers & Services (18.1%)
Accolade, Inc.*	7,162	388,968
Agiliti, Inc.*	20,174	441,205
agilon health, Inc.*	12,770	518,079
Alignment Healthcare, Inc. (x)*	32,666	763,404
Amedisys, Inc.*	2,661	651,759
Anthem, Inc.	10,139	3,871,070
Centene Corp.*	58,935	4,298,130
Cigna Corp.	18,552	4,398,123
Guardant Health, Inc.*	10,001	1,242,024
HCA Healthcare, Inc.	14,521	3,002,072
Humana, Inc.	9,984	4,420,116
Innovage Holding Corp. (x)*	7,263	154,775
Molina Healthcare, Inc.*	8,309	2,102,676
Oak Street Health, Inc.*	6,602	386,679
Option Care Health, Inc.*	19,070	417,061
Pennant Group, Inc. (The)*	8,287	338,938
Privia Health Group, Inc. (x)*	8,077	358,376
Surgery Partners, Inc.*	10,527	701,309
UnitedHealth Group, Inc.	36,255	14,517,952

		42,972,716

Health Care Technology (2.5%)
Certara, Inc.*	13,327	377,554
Doximity, Inc., Class A*	31,440	1,829,808
Multiplan Corp. (x)*	24,952	237,543
Phreesia, Inc.*	15,309	938,442
Schrodinger, Inc.*	3,394	256,620
Veeva Systems, Inc., Class A*	7,187	2,234,798

		5,874,765

Life Sciences Tools & Services (11.6%)
10X Genomics, Inc., Class A*	6,669	1,305,924
Adaptive Biotechnologies Corp.*	15,368	627,937
Agilent Technologies, Inc.	27,834	4,114,144
Akoya Biosciences, Inc.*	5,327	103,024
Avantor, Inc.*	51,406	1,825,427
Berkeley Lights, Inc.*	7,250	324,873
Bio-Techne Corp.	1,500	675,390
Bruker Corp.	24,682	1,875,338
Evotec SE*	13,644	618,499
Lonza Group AG (Registered)	1,039	736,424
Maravai LifeSciences Holdings, Inc., Class A*	10,002	417,383
Mettler-Toledo International, Inc.*	637	882,462
Olink Holding AB (ADR)*	12,797	440,473
Pacific Biosciences of California, Inc.*	35,628	1,245,911
Quanterix Corp.*	8,650	507,409
Quantum-Si, Inc. (x)*	22,200	272,172
Repligen Corp.*	1,728	344,943
Seer, Inc. (x)*	34,423	1,128,386
Thermo Fisher Scientific, Inc.	17,643	8,900,364
Waters Corp.*	849	293,423
Wuxi Biologics Cayman, Inc. (m)*	45,000	824,736

		27,464,642

Pharmaceuticals (10.6%)
Arvinas, Inc.*	8,040	619,080
AstraZeneca plc (ADR) (x)	65,869	3,945,553
Atea Pharmaceuticals, Inc. (x)*	15,915	341,854
Athira Pharma, Inc. (x)*	7,663	78,469

See Notes to Financial Statements.

1307

EQ ADVISORS TRUST

EQ/T. ROWE PRICE HEALTH SCIENCES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Axsome Therapeutics, Inc.*	6,237	$420,748
Cara Therapeutics, Inc.*	10,046	143,356
Catalent, Inc.*	10,004	1,081,633
Eisai Co. Ltd.	5,900	580,202
Elanco Animal Health, Inc.*	15,013	520,801
Eli Lilly and Co.	36,200	8,308,624
Longboard Pharmaceuticals, Inc.*	6,852	62,490
Merck & Co., Inc.	43,820	3,407,881
Merck KGaA	6,181	1,185,119
NGM Biopharmaceuticals, Inc.*	4,589	90,495
Pfizer, Inc.	20,226	792,050
Pliant Therapeutics, Inc. (x)*	2,704	78,741
Reata Pharmaceuticals, Inc., Class A*	3,127	442,564
Roche Holding AG	5,863	2,208,645
Royalty Pharma plc, Class A	22,153	908,052

		25,216,357

Total Health Care		234,744,367

Total Common Stocks (99.7%) (Cost $154,443,033)		236,860,780

	Number of Rights	Value (Note 1)
RIGHTS:
Health Care (0.0%)
Biotechnology (0.0%)
Progenics Pharmaceuticals, Inc., CVR (r)(x)* (Cost $—)	13,100	2,297

	Number of Warrants	Value (Note 1)
WARRANTS:
Health Care (0.0%)
Biotechnology (0.0%)
Cerevel Therapeutics Holdings, Inc., expiring 7/6/27* (Cost $—)	2,511	35,807

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Company (2.1%)
BlackRock Liquidity FedFund, Institutional Shares (xx)	5,000,000	5,000,000

	Principal Amount	Value (Note 1)
Repurchase Agreements (1.5%)
Citigroup Global Markets, Inc., 0.07%, dated 6/30/21, due 7/1/21, repurchase price $3,049,604, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-5.000%, maturing 4/30/22-2/15/42; total market value $3,110,591. (xx)	$3,049,598	3,049,598
HSBC Bank plc, 0.10%, dated 6/30/21, due 7/1/21, repurchase price $200,001, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-6.125%, maturing 7/15/21-2/15/50; total market value $204,082. (xx)	200,000	200,000
HSBC Bank plc, 0.10%, dated 6/30/21, due 7/1/21, repurchase price $200,001, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-6.125%, maturing 7/15/21-2/15/50; total market value $204,082. (xx)	200,000	200,000

Total Repurchase Agreements		3,449,598

Total Short-Term Investments (3.6%) (Cost $8,449,598)		8,449,598

Total Investments in Securities (103.3%) (Cost $162,892,631)		245,348,482
Other Assets Less Liabilities (-3.3%)		(7,826,577)

Net Assets (100%)		$237,521,905

*	Non-income producing.
(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At June 30, 2021, the market value of these securities amounted to $824,736 or 0.3% of net assets.

(q)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.
(r)	Value determined using significant unobservable inputs.
(x)	All or a portion of security is on loan at June 30, 2021.
(xx)

At June 30, 2021, the Portfolio had loaned securities with a total value of $11,449,834. This was collateralized by $3,392,534 of various U.S. Government Treasury Securities, ranging from 0.000% - 8.000%, maturing 7/8/21 - 5/15/51 and by cash of $8,516,481, of which $8,449,598 was subsequently invested in an investment company and joint repurchase agreements as detailed in the Notes to the Financial Statements.

Glossary:

ADR	— American Depositary Receipt
CVR	— Contingent Value Right

See Notes to Financial Statements.

1308

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EQ/T. ROWE PRICE HEALTH SCIENCES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2021:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Staples	$41,229	$—	$—	$41,229
Financials	2,075,184	—	—	2,075,184
Health Care	224,909,485	9,834,882	—	234,744,367
Rights
Health Care	—	—	2,297	2,297
Short-Term Investments
Investment Company	5,000,000	—	—	5,000,000
Repurchase Agreements	—	3,449,598	—	3,449,598
Warrant
Health Care	35,807	—	—	35,807

Total Assets	$232,061,705	$13,284,480	$2,297	$245,348,482

Total Liabilities	$—	$—	$—	$—

Total	$232,061,705	$13,284,480	$2,297	$245,348,482

The Portfolio held no derivatives contracts during the six months ended June 30, 2021.

Investment security transactions for the six months ended June 30, 2021 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$36,805,590
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$38,950,444

As of June 30, 2021, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$85,848,266
Aggregate gross unrealized depreciation	(4,158,713)

Net unrealized appreciation	$81,689,553

Federal income tax cost of investments in securities and derivative instruments, if applicable	$163,658,929

See Notes to Financial Statements.

1309

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EQ/T. ROWE PRICE HEALTH SCIENCES PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2021 (Unaudited)

ASSETS
Investments in Securities, at value (x)
Unaffiliated Issuers (Cost $159,443,033)	$241,898,884
Repurchase Agreements (Cost $3,449,598)	3,449,598
Cash	1,189,024
Foreign cash (Cost $1,617)	1,608
Dividends, interest and other receivables	145,714
Receivable for securities sold	140,770
Receivable for Portfolio shares sold	10,799
Securities lending income receivable	5,562
Other assets	2,540

Total assets	246,844,499

LIABILITIES
Payable for return of collateral on securities loaned	8,449,598
Payable for securities purchased	403,582
Payable for Portfolio shares redeemed	195,141
Investment management fees payable	153,769
Distribution fees payable – Class IB	47,774
Administrative fees payable	17,554
Accrued expenses	55,176

Total liabilities	9,322,594

NET ASSETS	$237,521,905

Net assets were comprised of:
Paid in capital	$151,326,724
Total distributable earnings (loss)	86,195,181

Net assets	$237,521,905

Class IB
Net asset value, offering and redemption price per share, $237,521,905 / 3,372,904 shares outstanding (unlimited amount authorized: $0.01 par value)	$70.42

(x)	Includes value of securities on loan of $11,449,834.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2021 (Unaudited)

INVESTMENT INCOME
Dividends (net of $13,703 foreign withholding tax)	$710,799
Interest	231
Securities lending (net)	68,321

Total income	779,351

EXPENSES
Investment management fees	1,073,855
Distribution fees – Class IB	282,593
Administrative fees	104,555
Professional fees	29,514
Printing and mailing expenses	16,197
Custodian fees	13,765
Trustees’ fees	2,895
Miscellaneous	5,247

Gross expenses	1,528,621
Less: Waiver from investment manager	(171,599)

Net expenses	1,357,022

NET INVESTMENT INCOME (LOSS)	(577,671)

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	3,872,018
Foreign currency transactions	364

Net realized gain (loss)	3,872,382

Change in unrealized appreciation (depreciation) on:
Investments in securities	13,417,165
Foreign currency translations	(3,174)

Net change in unrealized appreciation (depreciation)	13,413,991

NET REALIZED AND UNREALIZED GAIN (LOSS)	17,286,373

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$16,708,702

See Notes to Financial Statements.

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EQ/T. ROWE PRICE HEALTH SCIENCES PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31, 2020
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(577,671)	$(801,624)
Net realized gain (loss)	3,872,382	9,034,203
Net change in unrealized appreciation (depreciation)	13,413,991	39,012,689

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	16,708,702	47,245,268

Distributions to shareholders:
Class IB	—	(4,177,001)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 216,024 and 395,030 shares, respectively ]	14,437,839	22,106,496
Capital shares issued in reinvestment of distributions [ 0 and 64,476 shares, respectively ]	—	4,177,001
Capital shares repurchased [ (245,096) and (596,758) shares, respectively ]	(16,357,543)	(32,711,713)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(1,919,704)	(6,428,216)

TOTAL INCREASE (DECREASE) IN NET ASSETS	14,788,998	36,640,051
NET ASSETS:
Beginning of period	222,732,907	186,092,856

End of period	$237,521,905	$222,732,907

See Notes to Financial Statements.

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FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31,				October 22, 2018* to December 31, 2018
Class IB			2020		2019
Net asset value, beginning of period	$65.47		$52.58		$40.98		$45.62

Income (loss) from investment operations:
Net investment income (loss) (e)	(0.17)		(0.23)		(0.18)		(0.04)
Net realized and unrealized gain (loss)	5.12		14.37		11.78		(4.60)

Total from investment operations	4.95		14.14		11.60		(4.64)

Less distributions:
Distributions from net realized gains	—		(1.25)		—		—

Net asset value, end of period	$70.42		$65.47		$52.58		$40.98

Total return (b)	7.56%		26.91%		28.31%		(10.17)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$237,522		$222,733		$186,093		$158,054
Ratio of expenses to average net assets:
After waivers (a)(f)	1.20	%(j)	1.20	%(j)	1.20	%(j)	1.20	%(j)
Before waivers (a)(f)	1.35%		1.37%		1.39%		1.44%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	(0.51)%		(0.42)%		(0.39)%		(0.43	)%(l)
Before waivers (a)(f)	(0.66)%		(0.59)%		(0.58)%		(0.68	)%(l)
Portfolio turnover rate^	16	%(z)	36%		40%		8	%(z)
*	Commencement of Operations.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized. Certain non-recurring expenses incurred by the Portfolio are not annualized for periods less than one year.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.20% for Class IB.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

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EQ/VALUE EQUITY PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2021	% of Net Assets
Information Technology	19.7%
Financials	17.8
Health Care	14.2
Industrials	12.5
Consumer Discretionary	7.9
Materials	7.4
Consumer Staples	6.8
Real Estate	4.8
Energy	3.1
Communication Services	2.7
Repurchase Agreements	0.2
Investment Companies	0.2
Cash and Other	2.7

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IA and Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2021 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/21	Ending Account Value 6/30/21	Expenses Paid During Period* 1/1/21 - 6/30/21
Class IA
Actual	$1,000.00	$1,170.90	$4.91
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.27	4.57
Class IB
Actual	1,000.00	1,171.30	4.91
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.27	4.57
Class K
Actual	1,000.00	1,172.70	3.57
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.51	3.32

* Expenses are equal to the Portfolio’s Class IA, Class IB and Class K shares annualized expense ratio of 0.91%, 0.91% and 0.66%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

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EQ/VALUE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (2.7%)
Interactive Media & Services (2.7%)
Twitter, Inc.*	693,321	$47,707,418

Total Communication Services		47,707,418

Consumer Discretionary (7.9%)
Auto Components (2.4%)
Cie Generale des Etablissements Michelin SCA (ADR) (x)	1,372,416	43,862,278

Household Durables (5.5%)
Lennar Corp., Class A	519,287	51,591,164
Sony Group Corp. (ADR)	474,306	46,112,029

		97,703,193

Total Consumer Discretionary		141,565,471

Consumer Staples (6.8%)
Beverages (2.1%)
Coca-Cola Co. (The)	679,581	36,772,128

Food & Staples Retailing (1.0%)
Walgreens Boots Alliance, Inc.	353,631	18,604,527

Food Products (1.6%)
Tyson Foods, Inc., Class A	383,207	28,265,348

Household Products (2.1%)
Procter & Gamble Co. (The)	285,315	38,497,553

Total Consumer Staples		122,139,556

Energy (3.1%)
Oil, Gas & Consumable Fuels (3.1%)
Cabot Oil & Gas Corp.	1,612,275	28,150,322
Phillips 66	310,103	26,613,039

Total Energy		54,763,361

Financials (17.8%)
Banks (8.7%)
Commerce Bancshares, Inc.	327,281	24,402,071
Cullen/Frost Bankers, Inc.	262,684	29,420,608
East West Bancorp, Inc.	228,699	16,395,431
JPMorgan Chase & Co.	143,652	22,343,632
Mitsubishi UFJ Financial Group, Inc. (ADR) (x)	3,540,903	19,191,694
PNC Financial Services Group, Inc. (The)	233,585	44,558,675

		156,312,111

Capital Markets (2.2%)
Ameriprise Financial, Inc.	161,381	40,164,503

Consumer Finance (3.1%)
Capital One Financial Corp.	355,565	55,002,350

Insurance (3.8%)
Chubb Ltd.	176,461	28,046,712
Cincinnati Financial Corp.	335,915	39,174,407

		67,221,119

Total Financials		318,700,083

Health Care (14.2%)
Biotechnology (2.4%)
Amgen, Inc.	175,385	42,750,094

Health Care Equipment & Supplies (8.1%)
Alcon, Inc.	489,026	34,358,967
Danaher Corp.	259,870	69,738,713
Medtronic plc	336,449	41,763,414

		145,861,094

Pharmaceuticals (3.7%)
Elanco Animal Health, Inc.*	1,038,435	36,023,310
Novartis AG (ADR)	329,055	30,022,979

		66,046,289

Total Health Care		254,657,477

Industrials (12.5%)
Aerospace & Defense (1.7%)
General Dynamics Corp.	157,556	29,661,493

Building Products (3.1%)
Allegion plc	55,955	7,794,532
Johnson Controls International plc	701,191	48,122,738

		55,917,270

Industrial Conglomerates (2.4%)
Honeywell International, Inc.	199,750	43,815,162

Machinery (5.3%)
Parker-Hannifin Corp.	159,459	48,971,454
Xylem, Inc.	376,071	45,113,477

		94,084,931

Total Industrials		223,478,856

Information Technology (19.7%)
IT Services (2.6%)
PayPal Holdings, Inc.*	161,446	47,058,280

Semiconductors & Semiconductor Equipment (5.4%)
Microchip Technology, Inc.	329,775	49,380,509
QUALCOMM, Inc.	327,638	46,829,299

		96,209,808

Software (11.7%)
Adobe, Inc.*	128,116	75,029,854
ANSYS, Inc.*	166,469	57,774,731
Microsoft Corp.	279,297	75,661,558

		208,466,143

Total Information Technology		351,734,231

Materials (7.4%)
Chemicals (4.8%)
Corteva, Inc.	1,121,957	49,758,793
RPM International, Inc.	411,306	36,474,616

		86,233,409

Construction Materials (2.6%)
Martin Marietta Materials, Inc.	129,993	45,732,837

Total Materials		131,966,246

See Notes to Financial Statements.

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EQ/VALUE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Real Estate (4.8%)
Equity Real Estate Investment Trusts (REITs) (4.8%)
Crown Castle International Corp. (REIT)	243,757	$47,556,991
Equity LifeStyle Properties, Inc. (REIT)	256,458	19,057,394
Sun Communities, Inc. (REIT)	106,644	18,278,781

Total Real Estate		84,893,166

Total Common Stocks (96.9%) (Cost $1,513,415,525)		1,731,605,865

SHORT-TERM INVESTMENTS:
Investment Companies (0.2%)
BlackRock Liquidity FedFund, Institutional Shares (xx)	2,000,000	2,000,000
JPMorgan Prime Money Market Fund, IM Shares	570,763	571,048

Total Investment Companies		2,571,048

	Principal Amount	Value (Note 1)
Repurchase Agreements (0.2%)
Citigroup Global Markets, Inc., 0.07%, dated 6/30/21, due 7/1/21, repurchase price $3,598,605, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-5.000%, maturing 4/30/22-2/15/42; total market value $3,670,570. (xx)	$3,598,598	3,598,598
Deutsche Bank AG, 0.17%, dated 6/30/21, due 7/1/21, repurchase price $99,297, collateralized by various Foreign Government Agency Securities, ranging from 0.125%-1.875%, maturing 2/12/22-2/15/23; total market value $101,286. (xx)	99,297	99,297
HSBC Bank plc, 0.10%, dated 6/30/21, due 7/1/21, repurchase price $300,001, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-6.125%, maturing 7/15/21-2/15/50; total market value $306,123. (xx)	300,000	300,000
HSBC Bank plc, 0.10%, dated 6/30/21, due 7/1/21, repurchase price $400,001, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-6.125%, maturing 7/15/21-2/15/50; total market value $408,164. (xx)	400,000	400,000

Total Repurchase Agreements		4,397,895

Total Short-Term Investments (0.4%) (Cost $6,968,943)		6,968,943

Total Investments in Securities (97.3%) (Cost $1,520,384,468)		1,738,574,808
Other Assets Less Liabilities (2.7%)		48,624,839

Net Assets (100%)		$1,787,199,647

*	Non-income producing.
(x)	All or a portion of security is on loan at June 30, 2021.
(xx)

At June 30, 2021, the Portfolio had loaned securities with a total value of $6,382,284. This was collateralized by $238,167 of various U.S. Government Treasury Securities, ranging from 0.000% - 4.500%, maturing 7/22/21 - 5/15/50 and by cash of $6,397,895 which was subsequently invested in an investment company and joint repurchase agreements as detailed in the Notes to the Financial Statements.

Glossary:

ADR	— American Depositary Receipt

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2021:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$47,707,418	$—	$—	$47,707,418
Consumer Discretionary	141,565,471	—	—	141,565,471
Consumer Staples	122,139,556	—	—	122,139,556
Energy	54,763,361	—	—	54,763,361

See Notes to Financial Statements.

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EQ/VALUE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Financials	$318,700,083	$—	$—	$318,700,083
Health Care	254,657,477	—	—	254,657,477
Industrials	223,478,856	—	—	223,478,856
Information Technology	351,734,231	—	—	351,734,231
Materials	131,966,246	—	—	131,966,246
Real Estate	84,893,166	—	—	84,893,166
Short-Term Investments
Investment Companies	2,571,048	—	—	2,571,048
Repurchase Agreements	—	4,397,895	—	4,397,895

Total Assets	$1,734,176,913	$4,397,895	$—	$1,738,574,808

Total Liabilities	$—	$—	$—	$—

Total	$1,734,176,913	$4,397,895	$—	$1,738,574,808

The Portfolio held no derivatives contracts during the six months ended June 30, 2021.

Investment security transactions for the six months ended June 30, 2021 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$1,720,193,982
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$1,832,550,848

As of June 30, 2021, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$229,513,743
Aggregate gross unrealized depreciation	(15,672,354)

Net unrealized appreciation	$213,841,389

Federal income tax cost of investments in securities and derivative instruments, if applicable	$1,524,733,419

See Notes to Financial Statements.

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STATEMENT OF ASSETS AND LIABILITIES

June 30, 2021 (Unaudited)

ASSETS
Investments in Securities, at value (x)
Unaffiliated Issuers (Cost $1,515,986,573)	$1,734,176,913
Repurchase Agreements (Cost $4,397,895)	4,397,895
Cash	54,566,949
Dividends, interest and other receivables	1,290,057
Receivable for securities sold	840,573
Receivable for Portfolio shares sold	125,566
Securities lending income receivable	2,112
Other assets	16,885

Total assets	1,795,416,950

LIABILITIES
Payable for return of collateral on securities loaned	6,397,895
Investment management fees payable	794,514
Payable for Portfolio shares redeemed	583,549
Distribution fees payable – Class IB	246,906
Administrative fees payable	133,825
Distribution fees payable – Class IA	34,028
Accrued expenses	26,586

Total liabilities	8,217,303

NET ASSETS	$1,787,199,647

Net assets were comprised of:
Paid in capital	$1,271,816,824
Total distributable earnings (loss)	515,382,823

Net assets	$1,787,199,647

Class IA
Net asset value, offering and redemption price per share, $166,770,556 / 6,491,256 shares outstanding (unlimited amount authorized: $0.01 par value)	$25.69

Class IB
Net asset value, offering and redemption price per share, $1,212,176,691 / 47,025,285 shares outstanding (unlimited amount authorized: $0.01 par value)	$25.78

Class K
Net asset value, offering and redemption price per share, $408,252,400 / 15,868,393 shares outstanding (unlimited amount authorized: $0.01 par value)	$25.73

(x)	Includes value of securities on loan of $6,382,284.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2021 (Unaudited)

INVESTMENT INCOME
Dividends (net of $386,196 foreign withholding tax)	$14,288,965
Interest	6,828
Securities lending (net)	25,409

Total income	14,321,202

EXPENSES
Investment management fees	4,706,904
Distribution fees – Class IB	1,434,139
Administrative fees	791,644
Distribution fees – Class IA	199,656
Printing and mailing expenses	58,239
Professional fees	49,812
Custodian fees	29,903
Trustees’ fees	21,524
Miscellaneous	12,736

Total expenses	7,304,557

NET INVESTMENT INCOME (LOSS)	7,016,645

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities	269,198,397
Net change in unrealized appreciation (depreciation) on investments in securities	(6,731,846)

NET REALIZED AND UNREALIZED GAIN (LOSS)	262,466,551

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$269,483,196

See Notes to Financial Statements.

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STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31, 2020
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$7,016,645	$26,143,424
Net realized gain (loss)	269,198,397	119,897,783
Net change in unrealized appreciation (depreciation)	(6,731,846)	(111,869,276)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	269,483,196	34,171,931

Distributions to shareholders:
Class IA	—	(13,143,689)
Class IB	—	(92,775,557)
Class K	—	(34,901,574)

Total distributions to shareholders	—	(140,820,820)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 159,039 and 320,210 shares, respectively ]	3,817,476	6,381,342
Capital shares issued in reinvestment of dividends and distributions [ 0 and 622,455 shares, respectively ]	—	13,143,689
Capital shares repurchased [ (486,595) and (993,837) shares, respectively ]	(11,739,301)	(20,105,057)

Total Class IA transactions	(7,921,825)	(580,026)

Class IB
Capital shares sold [ 651,470 and 2,612,246 shares, respectively ]	15,865,320	51,251,394
Capital shares issued in reinvestment of dividends and distributions [ 0 and 4,378,252 shares, respectively ]	—	92,775,557
Capital shares repurchased [ (1,984,359) and (4,007,693) shares, respectively ]	(47,873,699)	(82,361,875)

Total Class IB transactions	(32,008,379)	61,665,076

Class K
Capital shares sold [ 64,834 and 744,044 shares, respectively ]	1,571,393	15,725,384
Capital shares issued in reinvestment of dividends and distributions [ 0 and 1,651,409 shares, respectively ]	—	34,901,574
Capital shares repurchased [ (1,887,077) and (3,942,315) shares, respectively ]	(46,140,121)	(82,957,422)

Total Class K transactions	(44,568,728)	(32,330,464)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(84,498,932)	28,754,586

TOTAL INCREASE (DECREASE) IN NET ASSETS	184,984,264	(77,894,303)
NET ASSETS:
Beginning of period	1,602,215,383	1,680,109,686

End of period	$1,787,199,647	$1,602,215,383

See Notes to Financial Statements.

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FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31,
Class IA			2020	2019	2018	2017		2016
Net asset value, beginning of period	$21.94		$23.46	$20.32	$24.69	$23.16		$19.90

Income (loss) from investment operations:
Net investment income (loss) (e)	0.09		0.37	0.44	0.40	0.28		0.29
Net realized and unrealized gain (loss)	3.66		0.18	4.28	(2.25)	1.59		3.29

Total from investment operations	3.75		0.55	4.72	(1.85)	1.87		3.58

Less distributions:
Dividends from net investment income	—		(0.38)	(0.45)	(0.41)	(0.34)		(0.32)
Distributions from net realized gains	—		(1.69)	(1.13)	(2.11)	—		—

Total dividends and distributions	—		(2.07)	(1.58)	(2.52)	(0.34)		(0.32)

Net asset value, end of period	$25.69		$21.94	$23.46	$20.32	$24.69		$23.16

Total return (b)	17.09%		2.82%	23.41%	(7.99)%	8.09	%(dd)	17.99%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$166,771		$149,596	$161,168	$143,367	$170,805		$164,610
Ratio of expenses to average net assets:
After waivers (a)(f)	0.91%		0.95%	0.95%	0.92%	0.95%		0.95%
Before waivers (a)(f)	0.91%		0.95%	0.95%	0.95%	0.95%		0.95%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	0.76%		1.78%	1.91%	1.61%	1.19%		1.39%
Before waivers (a)(f)	0.76%		1.78%	1.91%	1.58%	1.19%		1.39%
Portfolio turnover rate^	103	%(z)	88%	47%	36%	43%		34%

	Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31,
Class IB			2020	2019	2018	2017		2016
Net asset value, beginning of period	$22.01		$23.53	$20.37	$24.75	$23.22		$19.95

Income (loss) from investment operations:
Net investment income (loss) (e)	0.09		0.36	0.44	0.40	0.28		0.29
Net realized and unrealized gain (loss)	3.68		0.19	4.30	(2.26)	1.59		3.31

Total from investment operations	3.77		0.55	4.74	(1.86)	1.87		3.60

Less distributions:
Dividends from net investment income	—		(0.38)	(0.45)	(0.41)	(0.34)		(0.33)
Distributions from net realized gains	—		(1.69)	(1.13)	(2.11)	—		—

Total dividends and distributions	—		(2.07)	(1.58)	(2.52)	(0.34)		(0.33)

Net asset value, end of period	$25.78		$22.01	$23.53	$20.37	$24.75		$23.22

Total return (b)	17.13%		2.81%	23.46%	(8.01)%	8.07	%(dd)	18.00%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,212,177		$1,064,449	$1,067,720	$899,385	$1,025,850		$1,004,707
Ratio of expenses to average net assets:
After waivers (a)(f)	0.91%		0.95%	0.95%	0.92%	0.95%		0.95%
Before waivers (a)(f)	0.91%		0.95%	0.95%	0.95%	0.95%		0.95%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	0.76%		1.78%	1.90%	1.60%	1.19%		1.38%
Before waivers (a)(f)	0.76%		1.78%	1.90%	1.58%	1.19%		1.38%
Portfolio turnover rate^	103	%(z)	88%	47%	36%	43%		34%

See Notes to Financial Statements.

1319

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EQ/VALUE EQUITY PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31,
Class K			2020	2019	2018	2017		2016
Net asset value, beginning of period	$21.94		$23.46	$20.31	$24.69	$23.15		$19.90

Income (loss) from investment operations:
Net investment income (loss) (e)	0.12		0.42	0.50	0.46	0.34		0.34
Net realized and unrealized gain (loss)	3.67		0.18	4.29	(2.25)	1.60		3.30

Total from investment operations	3.79		0.60	4.79	(1.79)	1.94		3.64

Less distributions:
Dividends from net investment income	—		(0.43)	(0.51)	(0.48)	(0.40)		(0.39)
Distributions from net realized gains	—		(1.69)	(1.13)	(2.11)	—		—

Total dividends and distributions	—		(2.12)	(1.64)	(2.59)	(0.40)		(0.39)

Net asset value, end of period	$25.73		$21.94	$23.46	$20.31	$24.69		$23.15

Total return (b)	17.27%		3.05%	23.76%	(7.78)%	8.39	%(dd)	18.24%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$408,252		$388,170	$451,221	$447,298	$568,814		$724,922
Ratio of expenses to average net assets:
After waivers (a)(f)	0.66%		0.70%	0.70%	0.67%	0.70%		0.70%
Before waivers (a)(f)	0.66%		0.70%	0.70%	0.70%	0.70%		0.70%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	1.01%		2.04%	2.17%	1.86%	1.44%		1.65%
Before waivers (a)(f)	1.01%		2.04%	2.17%	1.83%	1.44%		1.65%
Portfolio turnover rate^	103	%(z)	88%	47%	36%	43%		34%
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(z)	Portfolio turnover rate for periods less than one year is not annualized.
(dd)	Includes a litigation payment. Without this payment, the total return would have been 7.96% for Class IA, 7.98% for Class IB and 8.26% for Class K.

See Notes to Financial Statements.

1320

EQ/WELLINGTON ENERGY PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2021	% of Net Assets
Energy	84.1%
Utilities	14.3
Repurchase Agreements	1.3
Cash and Other	0.3

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2021 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/21	Ending Account Value 6/30/21	Expenses Paid During Period* 1/1/21 - 6/30/21
Class IB
Actual	$1,000.00	$1,256.40	$6.66
Hypothetical (5% average annual return before expenses)	1,000.00	1,018.89	5.96

* Expenses are equal to the Portfolio’s Class IB shares annualized expense ratio of 1.19%, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

1321

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EQ/WELLINGTON ENERGY PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Energy (84.1%)
Energy Equipment & Services (2.2%)
Tenaris SA	132,675	$1,446,080
Tenaris SA (ADR)	16,931	370,789

		1,816,869

Oil, Gas & Consumable Fuels (81.9%)
ARC Resources Ltd.	37,436	318,611
BP plc	709,534	3,091,720
BP plc (ADR) (x)	28,169	744,225
Cabot Oil & Gas Corp.	56,752	990,890
Chevron Corp.	35,844	3,754,300
Cimarex Energy Co.	16,858	1,221,362
ConocoPhillips	67,557	4,114,221
Enbridge, Inc.	99,795	3,995,503
EOG Resources, Inc.	23,997	2,002,310
Equinor ASA	188,110	3,980,172
Exxon Mobil Corp.	62,811	3,962,118
Galp Energia SGPS SA	75,635	820,790
Hess Corp.	42,689	3,727,603
LUKOIL PJSC (ADR)	43,738	4,023,896
Marathon Petroleum Corp.	65,567	3,961,558
Petroleo Brasileiro SA	375,300	2,292,335
Pioneer Natural Resources Co.	24,159	3,926,321
Royal Dutch Shell plc, Class A	390,860	7,822,509
Royal Dutch Shell plc, Class B	47,257	914,535
Royal Dutch Shell plc, (ADR), Class B	2,146	83,329
TC Energy Corp. (New York Stock Exchange) (x)	18,463	914,288
TC Energy Corp. (Toronto Stock Exchange) (x)	37,512	1,856,233
TotalEnergies SE (x)	106,724	4,828,438
TotalEnergies SE (ADR)	59,676	2,700,936
Williams Cos., Inc. (The)	88,164	2,340,754

		68,388,957

Total Energy		70,205,826

Utilities (14.3%)
Electric Utilities (9.1%)
American Electric Power Co., Inc.	6,617	559,732
Avangrid, Inc.	6,483	333,421
Duke Energy Corp.	10,321	1,018,889
Edison International	10,042	580,628
Enel SpA	91,544	850,150
Exelon Corp.	16,196	717,645
FirstEnergy Corp.	19,994	743,977
Iberdrola SA	65,410	797,316
NextEra Energy, Inc.	11,897	871,812
Pinnacle West Capital Corp.	4,648	380,997
Southern Co. (The)	12,122	733,502

		7,588,069

Gas Utilities (0.6%)
China Gas Holdings Ltd.	86,200	263,120
UGI Corp.	4,790	221,825

		484,945

Independent Power and Renewable Electricity Producers (1.6%)
China Longyuan Power Group Corp. Ltd., Class H	768,000	1,323,473

Multi-Utilities (3.0%)
CenterPoint Energy, Inc.	13,934	341,662
Engie SA	45,731	626,522
National Grid plc	48,125	612,989
RWE AG	10,784	390,774
Sempra Energy	4,157	550,719

		2,522,666

Total Utilities		11,919,153

Total Common Stocks (98.4%) (Cost $73,794,345)		82,124,979

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Repurchase Agreements (1.3%)
Citigroup Global Markets, Inc., 0.07%, dated 6/30/21, due 7/1/21, repurchase price $1,018,997, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-5.000%, maturing 4/30/22-2/15/42; total market value $1,039,375. (xx)	$1,018,995	1,018,995
HSBC Bank plc, 0.10%, dated 6/30/21, due 7/1/21, repurchase price $17,115, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-6.125%, maturing 7/15/21-2/15/50; total market value $17,464. (xx)	17,115	17,115
HSBC Bank plc, 0.10%, dated 6/30/21, due 7/1/21, repurchase price $18,998, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-6.125%, maturing 7/15/21-2/15/50; total market value $19,386. (xx)	18,998	18,998

Total Repurchase Agreements		1,055,108

Total Short-Term Investments (1.3%) (Cost $1,055,108)		1,055,108

Total Investments in Securities (99.7%) (Cost $74,849,453)		83,180,087
Other Assets Less Liabilities (0.3%)		252,467

Net Assets (100%)		$83,432,554

(x)	All or a portion of security is on loan at June 30, 2021.
(xx)

At June 30, 2021, the Portfolio had loaned securities with a total value of $6,531,509. This was collateralized by $5,919,611 of various U.S. Government Treasury Securities, ranging from 0.000% - 8.000%, maturing 7/8/21 - 2/15/51 and by cash of $1,055,108 which was subsequently invested in joint repurchase agreements as detailed in the Notes to the Financial Statements.

Glossary:

ADR	— American Depositary Receipt

See Notes to Financial Statements.

1322

EQ ADVISORS TRUST

EQ/WELLINGTON ENERGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

Country Diversification As a Percentage of Total Net Assets
Brazil	2.7%
Canada	8.5
China	1.9
France	9.8
Germany	0.5
Italy	1.0
Netherlands	10.6
Norway	4.8
Portugal	1.0
Russia	4.8
Spain	0.9
United Kingdom	5.3
United States	47.9
Cash and Other	0.3

100.0%

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2021:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Energy	$47,301,582	$22,904,244	$—	$70,205,826
Utilities	7,054,809	4,864,344	—	11,919,153
Short-Term Investments
Repurchase Agreements	—	1,055,108	—	1,055,108

Total Assets	$54,356,391	$28,823,696	$—	$83,180,087

Total Liabilities	$—	$—	$—	$—

Total	$54,356,391	$28,823,696	$—	$83,180,087

The Portfolio held no derivatives contracts during the six months ended June 30, 2021.

Investment security transactions for the six months ended June 30, 2021 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$15,500,253
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$7,594,303

See Notes to Financial Statements.

1323

EQ ADVISORS TRUST

EQ/WELLINGTON ENERGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

Investment security transactions for the six months ended June 30, 2021 were as follows:

As of June 30, 2021, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$10,235,840
Aggregate gross unrealized depreciation	(2,200,402)

Net unrealized appreciation	$8,035,438

Federal income tax cost of investments in securities and derivative instruments, if applicable	$75,144,649

For the six months ended June 30, 2021, the Portfolio incurred approximately $8 as brokerage commissions with Sanford C. Bernstein & Co., LLC, an affiliated broker/dealer.

See Notes to Financial Statements.

1324

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EQ/WELLINGTON ENERGY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2021 (Unaudited)

ASSETS
Investments in Securities, at value (x)
Unaffiliated Issuers (Cost $73,794,345)	$82,124,979
Repurchase Agreements (Cost $1,055,108)	1,055,108
Cash	1,873,663
Foreign cash (Cost $12,691)	12,601
Dividends, interest and other receivables	211,332
Receivable for Portfolio shares sold	146,029
Securities lending income receivable	999
Receivable for securities sold	569,948
Other assets	5,521

Total assets	86,000,180

LIABILITIES
Payable for securities purchased	1,288,557
Payable for return of collateral on securities loaned	1,055,108
Payable for Portfolio shares redeemed	110,589
Investment management fees payable	48,822
Distribution fees payable – Class IB	17,220
Administrative fees payable	6,328
Accrued expenses	41,002

Total liabilities	2,567,626

NET ASSETS	$83,432,554

Net assets were comprised of:
Paid in capital	$129,747,326
Total distributable earnings (loss)	(46,314,772)

Net assets	$83,432,554

Class IB
Net asset value, offering and redemption price per share, $83,432,554 / 28,423,849 shares outstanding (unlimited amount authorized: $0.01 par value)	$2.94

(x)	Includes value of securities on loan of $6,531,509.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2021 (Unaudited)

INVESTMENT INCOME
Dividends (net of $121,642 foreign withholding tax)	$1,457,556
Interest	209
Securities lending (net)	7,007

Total income	1,464,772

EXPENSES
Investment management fees	312,714
Distribution fees – Class IB	91,974
Administrative fees	34,014
Professional fees	27,313
Printing and mailing expenses	11,910
Custodian fees	10,703
Trustees’ fees	876
Miscellaneous	4,598

Gross expenses	494,102
Less: Waiver from investment manager	(55,797)

Net expenses	438,305

NET INVESTMENT INCOME (LOSS)	1,026,467

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	209,165
Foreign currency transactions	281

Net realized gain (loss)	209,446

Change in unrealized appreciation (depreciation) on:
Investments in securities	14,581,508
Foreign currency translations	(1,480)

Net change in unrealized appreciation (depreciation)	14,580,028

NET REALIZED AND UNREALIZED GAIN (LOSS)	14,789,474

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$15,815,941

See Notes to Financial Statements.

1325

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EQ/WELLINGTON ENERGY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31, 2020
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$1,026,467	$1,733,881
Net realized gain (loss)	209,446	(25,580,012)
Net change in unrealized appreciation (depreciation)	14,580,028	(2,600,427)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	15,815,941	(26,446,558)

Distributions to shareholders:
Class IB	—	(1,817,879)
Tax return of capital:
Class IB	—	(138,138)
CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 5,318,319 and 10,965,548 shares, respectively ]	14,566,739	24,218,296
Capital shares issued in reinvestment of dividends [ 0 and 821,409 shares, respectively ]	—	1,956,017
Capital shares repurchased [ (2,906,629) and (5,792,468) shares, respectively ]	(7,837,812)	(14,092,797)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	6,728,927	12,081,516

TOTAL INCREASE (DECREASE) IN NET ASSETS	22,544,868	(16,321,059)
NET ASSETS:
Beginning of period	60,887,686	77,208,745

End of period	$83,432,554	$60,887,686

See Notes to Financial Statements.

1326

EQ ADVISORS TRUST

EQ/WELLINGTON ENERGY PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31,				October 22, 2018* to December 31, 2018
Class IB			2020		2019
Net asset value, beginning of period	$2.34		$3.86		$3.86		$5.72

Income (loss) from investment operations:
Net investment income (loss) (e)	0.04		0.08		0.02		—	#
Net realized and unrealized gain (loss)	0.56		(1.52)		0.02		(1.86)

Total from investment operations	0.60		(1.44)		0.04		(1.86)

Less distributions:
Dividends from net investment income	—		(0.07)		(0.02)		—	#
Return of capital	—		(0.01)		(0.02)		—

Total dividends and distributions	—		(0.08)		(0.04)		—	#

Net asset value, end of period	$2.94		$2.34		$3.86		$3.86

Total return (b)	25.64%		(37.39)%		1.04%		(32.44)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$83,433		$60,888		$77,209		$72,376
Ratio of expenses to average net assets:
After waivers (a)(f)	1.19	%(j)	1.19	%(j)	1.19	%(j)	1.19	%(j)
Before waivers (a)(f)	1.34%		1.42%		1.35%		1.36%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	2.79%		3.17%		0.40%		0.45	%(l)
Before waivers (a)(f)	2.64%		2.94%		0.24%		0.28	%(l)
Portfolio turnover rate^	11	%(z)	71%		69	%(h)	5	%(z)
*	Commencement of Operations.
#	Per share amount is less than $0.005.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized. Certain non-recurring expenses incurred by the Portfolio are not annualized for periods less than one year.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(h)

The portfolio turnover rate calculation includes purchases and sales made as a result of the replacement of the sub-adviser. Excluding such transactions, the portfolio turnover rate would have been 17%.

(j)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.19% for Class IB.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

1327

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2021	% of Net Assets
Information Technology	36.9%
Communication Services	14.9
Consumer Discretionary	13.0
Health Care	12.1
Exchange Traded Funds	10.0
Industrials	4.6
Repurchase Agreements	2.7
Investment Company	2.1
Consumer Staples	1.7
Financials	1.5
Materials	1.2
Real Estate	0.7
Energy	0.4
Utilities	0.0 #
Cash and Other	(1.8)

100.0%

#	Less than 0.05%.

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IA and Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2021 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/21	Ending Account Value 6/30/21	Expenses Paid During Period* 1/1/21 - 6/30/21
Class IA
Actual	$1,000.00	$1,116.10	$5.02
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.05	4.79
Class IB
Actual	1,000.00	1,116.20	5.02
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.05	4.79
Class K
Actual	1,000.00	1,117.50	3.71
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.29	3.54

* Expenses are equal to the Portfolio’s Class IA, Class IB and Class K shares annualized expense ratio of 0.96%, 0.96% and 0.71%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

1328

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MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (14.9%)
Diversified Telecommunication Services (0.0%)
Cogent Communications Holdings, Inc.	2,600	$199,914
Iridium Communications, Inc.*	4,900	195,951

		395,865

Entertainment (2.0%)
Liberty Media Corp.-Liberty Formula One, Class A*	9,913	422,591
Liberty Media Corp.-Liberty Formula One, Class C*	17,651	850,955
Lions Gate Entertainment Corp., Class B*	14,764	270,181
Live Nation Entertainment, Inc.*	12,800	1,121,152
Madison Square Garden Entertainment Corp.*	18,320	1,538,330
Madison Square Garden Sports Corp., Class A*	18,320	3,161,482
Netflix, Inc.*	20,757	10,964,055
Playtika Holding Corp.*	10,127	241,428
Roku, Inc.*	20,800	9,552,400
Sea Ltd. (ADR)*	2,755	756,523
Skillz, Inc. (x)*	10,200	221,544
Spotify Technology SA*	14,084	3,881,410
Take-Two Interactive Software, Inc.*	1,200	212,424
Walt Disney Co. (The)*	2,800	492,156
World Wrestling Entertainment, Inc., Class A	33,979	1,967,044
Zynga, Inc., Class A*	32,200	342,286

		35,995,961

Interactive Media & Services (10.6%)
Alphabet, Inc., Class A*	20,546	50,169,017
Alphabet, Inc., Class C*	10,333	25,897,805
Facebook, Inc., Class A*	175,846	61,143,413
IAC/InterActiveCorp*	8,885	1,369,800
Match Group, Inc.*	36,357	5,862,566
Pinterest, Inc., Class A*	126,700	10,002,965
Snap, Inc., Class A*	276,486	18,839,756
Tencent Holdings Ltd. (ADR)	58,375	4,395,638
Twitter, Inc.*	183,454	12,623,470
Vimeo, Inc.*	21,706	1,063,594
Zillow Group, Inc., Class A*	1,700	208,301
Zillow Group, Inc., Class C*	4,900	598,878

		192,175,203

Media (2.2%)
Altice USA, Inc., Class A*	7,000	238,980
AMC Networks, Inc., Class A*	62,288	4,160,838
Cable One, Inc.	200	382,562
Charter Communications, Inc., Class A*	3,918	2,826,641
Comcast Corp., Class A	228,042	13,002,955
Discovery, Inc., Class A (x)*	103,311	3,169,582
Discovery, Inc., Class C*	27,953	810,078
Liberty Broadband Corp., Class A*	26,390	4,438,006
Liberty Broadband Corp., Class C*	21,896	3,802,460
Liberty Media Corp.-Liberty SiriusXM, Class A*	38,952	1,814,384
Liberty Media Corp.-Liberty SiriusXM, Class C*	71,205	3,303,200
MSG Networks, Inc., Class A (x)*	56,061	817,369
Nexstar Media Group, Inc., Class A	1,400	207,032

		38,974,087

Wireless Telecommunication Services (0.1%)
T-Mobile US, Inc.*	18,010	2,608,388

Total Communication Services		270,149,504

Consumer Discretionary (13.0%)
Auto Components (0.2%)
Aptiv plc*	21,375	3,362,929
Fox Factory Holding Corp.*	1,300	202,358
QuantumScape Corp. (x)*	7,000	204,820

		3,770,107

Automobiles (1.0%)
Tesla, Inc.*	26,434	17,967,190
Thor Industries, Inc.	1,800	203,400

		18,170,590

Distributors (0.0%)
Pool Corp.	1,212	555,896

Diversified Consumer Services (0.1%)
2U, Inc.*	2,000	83,340
Bright Horizons Family Solutions, Inc.*	2,000	294,220
Chegg, Inc.*	4,800	398,928

		776,488

Hotels, Restaurants & Leisure (2.5%)
Airbnb, Inc., Class A*	44,200	6,768,788
Bloomin’ Brands, Inc.*	6,400	173,696
Booking Holdings, Inc.*	2,222	4,861,936
Boyd Gaming Corp.*	3,300	202,917
Caesars Entertainment, Inc.*	4,400	456,500
Chipotle Mexican Grill, Inc.*	1,760	2,728,598
Choice Hotels International, Inc.	1,600	190,176
Churchill Downs, Inc.	1,400	277,564
Darden Restaurants, Inc.	22,280	3,252,657
Domino’s Pizza, Inc.	1,208	563,520
DraftKings, Inc., Class A (x)*	29,637	1,546,162
Expedia Group, Inc.*	4,200	687,582
Hilton Worldwide Holdings, Inc.*	5,500	663,410
Las Vegas Sands Corp.*	9,837	518,312
Marriott International, Inc., Class A*	8,100	1,105,812
McDonald’s Corp.	3,968	916,568
MGM Resorts International	107,590	4,588,714
Penn National Gaming, Inc.*	3,268	249,969
Planet Fitness, Inc., Class A*	4,000	301,000
Red Rock Resorts, Inc., Class A*	4,800	204,000
Scientific Games Corp., Class A*	3,400	263,296
Starbucks Corp.	35,193	3,934,929
Texas Roadhouse, Inc.	2,900	278,980
Travel + Leisure Co.	3,300	196,185
Vail Resorts, Inc.*	1,200	379,824
Wendy’s Co. (The)	9,500	222,490
Wingstop, Inc.	49,500	7,802,685

See Notes to Financial Statements.

1329

EQ ADVISORS TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Wyndham Hotels & Resorts, Inc.	2,700	$195,183
Wynn Resorts Ltd.*	3,158	386,224
Yum China Holdings, Inc.	4,100	271,625
Yum! Brands, Inc.	2,362	271,701

		44,461,003

Household Durables (0.1%)
DR Horton, Inc.	4,100	370,517
Helen of Troy Ltd.*	1,000	228,120
iRobot Corp. (x)*	990	92,456
NVR, Inc.*	100	497,330
PulteGroup, Inc.	3,700	201,909
Tempur Sealy International, Inc.	5,400	211,626
Toll Brothers, Inc.	3,500	202,335
TopBuild Corp.*	1,400	276,892

		2,081,185

Internet & Direct Marketing Retail (5.3%)
Alibaba Group Holding Ltd. (ADR)*	15,823	3,588,340
Amazon.com, Inc.*	25,273	86,943,164
Coupang, Inc. (x)*	14,370	600,953
DoorDash, Inc., Class A (x)*	4,350	775,735
eBay, Inc.	20,300	1,425,263
Etsy, Inc.*	3,700	761,608
Farfetch Ltd., Class A*	19,521	983,078
Qurate Retail, Inc., Class A	63,422	830,194
Stitch Fix, Inc., Class A*	3,300	198,990
Wayfair, Inc., Class A (x)*	1,200	378,852

		96,486,177

Leisure Products (0.1%)
Brunswick Corp.	2,100	209,202
Mattel, Inc.*	10,800	217,080
Peloton Interactive, Inc., Class A*	7,900	979,758
Polaris, Inc.	2,200	301,312
YETI Holdings, Inc.*	3,300	303,006

		2,010,358

Multiline Retail (0.5%)
Dollar General Corp.	15,184	3,285,666
Nordstrom, Inc.*	5,700	208,449
Target Corp.	24,220	5,854,943

		9,349,058

Specialty Retail (2.2%)
American Eagle Outfitters, Inc. (x)	5,400	202,662
AutoZone, Inc.*	91	135,792
Best Buy Co., Inc.	1,800	206,964
Burlington Stores, Inc.*	1,800	579,582
CarMax, Inc.*	2,299	296,916
Carvana Co.*	8,920	2,692,234
Five Below, Inc.*	47,500	9,180,325
Floor & Decor Holdings, Inc., Class A*	3,600	380,520
GameStop Corp., Class A*	1,800	385,452
Home Depot, Inc. (The)	32,093	10,234,137
L Brands, Inc.	4,100	295,446
Leslie’s, Inc.*	8,133	223,576
Lithia Motors, Inc., Class A	600	206,184
Lowe’s Cos., Inc.	21,392	4,149,406
O’Reilly Automotive, Inc.*	596	337,461
Petco Health & Wellness Co., Inc. (x)*	10,048	225,176
RH*	500	339,500
Ross Stores, Inc.	42,917	5,321,708
TJX Cos., Inc. (The)	35,986	2,426,176
Tractor Supply Co.	4,328	805,268
Ulta Beauty, Inc.*	1,604	554,615
Vroom, Inc.*	4,700	196,742
Williams-Sonoma, Inc.	1,100	175,615

		39,551,457

Textiles, Apparel & Luxury Goods (1.0%)
Columbia Sportswear Co.	2,000	196,720
Crocs, Inc.*	2,100	244,692
Deckers Outdoor Corp.*	600	230,442
Hanesbrands, Inc.	10,800	201,636
Lululemon Athletica, Inc.*	17,348	6,331,499
NIKE, Inc., Class B	63,532	9,815,059
Skechers USA, Inc., Class A*	4,100	204,303
Tapestry, Inc.*	4,700	204,356
VF Corp.	6,204	508,976

		17,937,683

Total Consumer Discretionary		235,150,002

Consumer Staples (1.7%)
Beverages (0.6%)
Boston Beer Co., Inc. (The), Class A*	400	408,320
Brown-Forman Corp., Class A	3,700	260,850
Brown-Forman Corp., Class B	2,710	203,087
Coca-Cola Co. (The)	81,854	4,429,120
Monster Beverage Corp.*	11,473	1,048,059
PepsiCo, Inc.	34,218	5,070,081

		11,419,517

Food & Staples Retailing (0.6%)
BJ’s Wholesale Club Holdings, Inc.*	6,000	285,480
Costco Wholesale Corp.	24,486	9,688,376
Sysco Corp.	14,566	1,132,506

		11,106,362

Food Products (0.1%)
Beyond Meat, Inc. (x)*	1,800	283,482
Darling Ingredients, Inc.*	3,100	209,250
Freshpet, Inc.*	1,500	244,440
Hershey Co. (The)	3,538	616,249
Kellogg Co.	3,300	212,289
Lamb Weston Holdings, Inc.	3,200	258,112
Lancaster Colony Corp.	1,300	251,563

		2,075,385

Household Products (0.2%)
Church & Dwight Co., Inc.	2,376	202,483
Clorox Co. (The)	3,784	680,779
Colgate-Palmolive Co.	13,200	1,073,820
Kimberly-Clark Corp.	5,100	682,278

		2,639,360

See Notes to Financial Statements.

1330

EQ ADVISORS TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Personal Products (0.1%)
Estee Lauder Cos., Inc. (The), Class A	6,882	$2,189,027

Tobacco (0.1%)
Altria Group, Inc.	30,725	1,464,968

Total Consumer Staples		30,894,619

Energy (0.4%)
Energy Equipment & Services (0.1%)
Core Laboratories NV	32,132	1,251,541
Halliburton Co.	8,500	196,520

		1,448,061

Oil, Gas & Consumable Fuels (0.3%)
Cheniere Energy, Inc.*	7,200	624,528
ConocoPhillips	36,790	2,240,511
Continental Resources, Inc.	5,300	201,559
Diamondback Energy, Inc.	2,600	244,114
EOG Resources, Inc.	2,300	191,912
Hess Corp.	2,300	200,836
New Fortress Energy, Inc. (x)	5,000	189,400
Occidental Petroleum Corp.	6,500	203,255
Ovintiv, Inc.	6,400	201,408
Pioneer Natural Resources Co.	2,900	471,308
Texas Pacific Land Corp.	200	319,948

		5,088,779

Total Energy		6,536,840

Financials (1.5%)
Banks (0.0%)
Citizens Financial Group, Inc.	4,300	197,241
First Financial Bankshares, Inc.	4,800	235,824
Western Alliance Bancorp	2,100	194,985

		628,050

Capital Markets (1.0%)
Ameriprise Financial, Inc.	1,900	472,872
Ares Management Corp.	5,300	337,027
Blackstone Group, Inc. (The), Class A	20,300	1,971,942
Charles Schwab Corp. (The)	14,531	1,058,002
FactSet Research Systems, Inc.	1,576	528,921
Goldman Sachs Group, Inc. (The)	600	227,718
LPL Financial Holdings, Inc.	2,400	323,952
MarketAxess Holdings, Inc.	2,137	990,692
Moody’s Corp.	5,097	1,847,000
Morgan Stanley	46,320	4,247,081
Morningstar, Inc.	800	205,688
MSCI, Inc.	1,669	889,710
Raymond James Financial, Inc.	1,500	194,850
S&P Global, Inc.	8,598	3,529,049
T. Rowe Price Group, Inc.	2,744	543,230
XP, Inc., Class A*	12,476	543,330

		17,911,064

Consumer Finance (0.3%)
American Express Co.	12,400	2,048,852
Credit Acceptance Corp. (x)*	500	227,055
Discover Financial Services	5,000	591,450
Synchrony Financial	4,100	198,932
Upstart Holdings, Inc. (x)*	15,720	1,963,428

		5,029,717

Insurance (0.2%)
Aon plc, Class A	3,959	945,251
Arch Capital Group Ltd.*	5,200	202,488
Brown & Brown, Inc.	5,000	265,700
Erie Indemnity Co., Class A	1,100	212,685
Lincoln National Corp.	3,200	201,088
Markel Corp.*	200	237,342
Marsh & McLennan Cos., Inc.	1,801	253,365
RenaissanceRe Holdings Ltd.	1,200	178,584

		2,496,503

Thrifts & Mortgage Finance (0.0%)
Rocket Cos., Inc., Class A (x)	12,300	238,005

Total Financials		26,303,339

Health Care (12.1%)
Biotechnology (3.8%)
AbbVie, Inc.	86,032	9,690,644
ACADIA Pharmaceuticals, Inc.*	4,400	107,316
Acceleron Pharma, Inc.*	2,000	250,980
Agios Pharmaceuticals, Inc.*	20,471	1,128,157
Allogene Therapeutics, Inc.*	4,700	122,576
Alnylam Pharmaceuticals, Inc.*	3,500	593,320
Amgen, Inc.	34,461	8,399,869
Amicus Therapeutics, Inc.*	11,000	106,040
Arrowhead Pharmaceuticals, Inc.*	3,800	314,716
Ascendis Pharma A/S (ADR)*	22,470	2,955,929
Biogen, Inc.*	45,464	15,742,819
Biohaven Pharmaceutical Holding Co. Ltd.*	2,900	281,532
Blueprint Medicines Corp.*	2,700	237,492
Bridgebio Pharma, Inc. (x)*	6,100	371,856
ChemoCentryx, Inc. (x)*	3,600	48,204
Clovis Oncology, Inc. (x)*	5,800	33,640
CureVac NV*	3,500	257,180
Deciphera Pharmaceuticals, Inc.*	3,200	117,152
Denali Therapeutics, Inc.*	2,700	211,788
Exact Sciences Corp.*	5,127	637,337
Exelixis, Inc.*	8,600	156,692
Fate Therapeutics, Inc.*	3,000	260,370
FibroGen, Inc.*	3,200	85,216
Heron Therapeutics, Inc.*	6,100	94,672
Horizon Therapeutics plc*	2,100	196,644
ImmunoGen, Inc.*	17,169	113,144
Incyte Corp.*	17,200	1,447,036
Insmed, Inc.*	7,200	204,912
Intercept Pharmaceuticals, Inc.*	100	1,997
Invitae Corp. (x)*	7,400	249,602
Ionis Pharmaceuticals, Inc.*	66,182	2,640,000
Iovance Biotherapeutics, Inc.*	7,000	182,140
Ironwood Pharmaceuticals, Inc.*	8,500	109,395
Karuna Therapeutics, Inc.*	1,900	216,581
Ligand Pharmaceuticals, Inc.*	913	119,776
Madrigal Pharmaceuticals, Inc.*	600	58,446
Mirati Therapeutics, Inc.*	1,900	306,907
Moderna, Inc. (x)*	10,100	2,373,298
Natera, Inc.*	2,200	249,766
Neurocrine Biosciences, Inc.*	3,946	384,025

See Notes to Financial Statements.

1331

EQ ADVISORS TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Novavax, Inc.*	2,200	$467,082
PTC Therapeutics, Inc.*	3,800	160,626
Puma Biotechnology, Inc.*	4,600	42,228
Radius Health, Inc.*	2,600	47,424
Regeneron Pharmaceuticals, Inc.*	332	185,435
REGENXBIO, Inc.*	2,500	97,125
Sana Biotechnology, Inc.*	801	15,748
Sangamo Therapeutics, Inc. (x)*	1,980	23,701
Sarepta Therapeutics, Inc.*	3,300	256,542
Seagen, Inc.*	4,000	631,520
Twist Bioscience Corp.*	1,500	199,875
Ultragenyx Pharmaceutical, Inc.*	22,370	2,132,979
Vertex Pharmaceuticals, Inc.*	62,336	12,568,808
Vir Biotechnology, Inc.*	4,200	198,576
Xencor, Inc.*	4,700	162,103

		68,248,938

Health Care Equipment & Supplies (2.3%)
Abbott Laboratories	25,900	3,002,587
ABIOMED, Inc.*	1,848	576,779
Accuray, Inc.*	2,250	10,170
Align Technology, Inc.*	8,042	4,913,662
Atrion Corp.	66	40,981
Becton Dickinson and Co.	6,124	1,489,295
Boston Scientific Corp.*	59,980	2,564,745
Danaher Corp.	1,000	268,360
Dexcom, Inc.*	2,900	1,238,300
Edwards Lifesciences Corp.*	19,266	1,995,380
ESC Co. (r)*	6,100	—
Globus Medical, Inc., Class A*	2,700	209,331
Haemonetics Corp.*	2,000	133,280
IDEXX Laboratories, Inc.*	2,600	1,642,030
Insulet Corp.*	2,376	652,236
Intuitive Surgical, Inc.*	8,305	7,637,610
iRhythm Technologies, Inc.*	1,800	119,430
LivaNova plc*	1,800	151,398
Masimo Corp.*	1,800	436,410
Medtronic plc	25,469	3,161,467
Merit Medical Systems, Inc.*	3,700	239,242
Neogen Corp.*	4,400	202,576
Nevro Corp.*	1,100	182,369
Novocure Ltd.*	3,100	687,642
NuVasive, Inc.*	2,100	142,338
Penumbra, Inc.*	1,200	328,872
ResMed, Inc.	4,479	1,104,163
Shockwave Medical, Inc.*	1,000	189,730
STAAR Surgical Co.*	1,400	213,500
STERIS plc	1,940	400,222
Stryker Corp.	21,446	5,570,170
Tandem Diabetes Care, Inc.*	3,100	301,940
Teleflex, Inc.	500	200,895
West Pharmaceutical Services, Inc.	2,300	825,930

		40,833,040

Health Care Providers & Services (2.4%)
agilon health, Inc.*	4,800	194,736
Amedisys, Inc.*	1,300	318,409
AMN Healthcare Services, Inc.*	3,100	300,638
Anthem, Inc.	2,802	1,069,804
Cardinal Health, Inc.	5,100	291,159
Centene Corp.*	15,968	1,164,546
Chemed Corp.	500	237,250
Cigna Corp.	20,546	4,870,840
CorVel Corp.*	924	124,093
DaVita, Inc.*	2,600	313,118
Encompass Health Corp.	2,900	226,287
Guardant Health, Inc.*	31,310	3,888,389
HCA Healthcare, Inc.	18,777	3,881,957
HealthEquity, Inc.*	3,200	257,536
Humana, Inc.	14,335	6,346,391
LHC Group, Inc.*	1,000	200,260
McKesson Corp.	1,043	199,464
Molina Healthcare, Inc.*	1,200	303,672
Oak Street Health, Inc.*	3,900	228,423
Select Medical Holdings Corp.	7,500	316,950
Tenet Healthcare Corp.*	2,900	194,271
UnitedHealth Group, Inc.	48,387	19,376,090

		44,304,283

Health Care Technology (0.5%)
Certara, Inc.*	692	19,604
Multiplan Corp. (x)*	21,500	204,680
Omnicell, Inc.*	1,650	249,893
Schrodinger, Inc.*	2,500	189,025
Veeva Systems, Inc., Class A*	26,000	8,084,700

		8,747,902

Life Sciences Tools & Services (2.3%)
10X Genomics, Inc., Class A*	15,000	2,937,300
Adaptive Biotechnologies Corp.*	4,889	199,764
Agilent Technologies, Inc.	8,100	1,197,261
Avantor, Inc.*	74,696	2,652,455
Bio-Rad Laboratories, Inc., Class A*	5,940	3,827,083
Bio-Techne Corp.	1,100	495,286
Bruker Corp.	3,100	235,538
Charles River Laboratories International, Inc.*	1,300	480,896
ICON plc (x)*	16,100	3,328,031
Illumina, Inc.*	4,572	2,163,516
IQVIA Holdings, Inc.*	2,800	678,496
Maravai LifeSciences Holdings, Inc., Class A*	6,719	280,384
Medpace Holdings, Inc.*	1,100	194,293
Mettler-Toledo International, Inc.*	720	997,445
Pacific Biosciences of California, Inc.*	6,400	223,808
PPD, Inc.*	6,900	318,021
PRA Health Sciences, Inc.*	2,100	346,941
Repligen Corp.*	68,900	13,753,818
Sotera Health Co.*	9,561	231,663
Syneos Health, Inc.*	2,800	250,572
Thermo Fisher Scientific, Inc.	12,055	6,081,386
Waters Corp.*	1,700	587,537

		41,461,494

Pharmaceuticals (0.8%)
Aerie Pharmaceuticals, Inc.*	2,800	44,828
Amneal Pharmaceuticals, Inc.*	10,300	52,736
Bausch Health Cos., Inc.*	19,922	584,113
Catalent, Inc.*	1,800	194,616
Eli Lilly and Co.	47,132	10,817,736

See Notes to Financial Statements.

1332

EQ ADVISORS TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Innoviva, Inc.*	3,432	$46,023
Reata Pharmaceuticals, Inc., Class A*	1,200	169,836
Royalty Pharma plc, Class A	5,100	209,049
Zoetis, Inc.	13,447	2,505,983

		14,624,920

Total Health Care		218,220,577

Industrials (4.6%)
Aerospace & Defense (0.8%)
Axon Enterprise, Inc.*	2,300	406,640
BWX Technologies, Inc.	3,600	209,232
HEICO Corp.	1,600	223,072
HEICO Corp., Class A	1,520	188,754
Howmet Aerospace, Inc.*	5,900	203,373
L3Harris Technologies, Inc.	25,087	5,422,555
Lockheed Martin Corp.	6,430	2,432,790
Northrop Grumman Corp.	500	181,715
TransDigm Group, Inc.*	7,552	4,888,334
Virgin Galactic Holdings, Inc. (x)*	4,900	225,400

		14,381,865

Air Freight & Logistics (0.4%)
CH Robinson Worldwide, Inc.	2,529	236,891
Expeditors International of Washington, Inc.	3,254	411,956
FedEx Corp.	3,200	954,656
United Parcel Service, Inc., Class B	21,639	4,500,263
XPO Logistics, Inc.*	2,400	335,736

		6,439,502

Airlines (0.0%)
Delta Air Lines, Inc.*	19,100	826,266

Building Products (0.7%)
AAON, Inc.	2,449	153,283
Advanced Drainage Systems, Inc.	1,700	198,169
Allegion plc	2,945	410,238
Armstrong World Industries, Inc.	2,100	225,246
Carrier Global Corp.	13,700	665,820
Fortune Brands Home & Security, Inc.	2,100	209,181
Johnson Controls International plc	80,303	5,511,195
Trane Technologies plc	29,180	5,373,205
Trex Co., Inc.*	5,000	511,050

		13,257,387

Commercial Services & Supplies (0.2%)
Brink’s Co. (The)	2,300	176,732
Cimpress plc*	1,300	140,933
Cintas Corp.	2,972	1,135,304
Copart, Inc.*	6,430	847,667
IAA, Inc.*	4,000	218,160
Rollins, Inc.	10,575	361,665
Tetra Tech, Inc.	2,200	268,488
Waste Management, Inc.	2,400	336,264

		3,485,213

Construction & Engineering (0.0%)
EMCOR Group, Inc.	2,200	271,018

Electrical Equipment (0.4%)
AMETEK, Inc.	31,050	4,145,175
Array Technologies, Inc.*	185	2,886
EnerSys	2,200	215,006
Generac Holdings, Inc.*	1,700	705,755
Plug Power, Inc.*	16,500	564,135
Rockwell Automation, Inc.	2,434	696,173
Vertiv Holdings Co., Class A	8,400	229,320

		6,558,450

Industrial Conglomerates (0.1%)
3M Co.	2,490	494,589
Carlisle Cos., Inc.	1,100	210,518
Honeywell International, Inc.	4,500	987,075

		1,692,182

Machinery (0.8%)
AGCO Corp.	1,600	208,608
Allison Transmission Holdings, Inc.	5,900	234,466
Caterpillar, Inc.	14,100	3,068,583
Deere & Co.	8,400	2,962,764
Donaldson Co., Inc.	3,200	203,296
Graco, Inc.	4,326	327,478
Illinois Tool Works, Inc.	8,404	1,878,798
Ingersoll Rand, Inc.*	39,848	1,944,981
Lincoln Electric Holdings, Inc.	1,700	223,907
Middleby Corp. (The)*	1,200	207,912
Nikola Corp. (x)*	11,100	200,466
Nordson Corp.	947	207,876
Parker-Hannifin Corp.	700	214,977
Pentair plc	12,916	871,701
Proto Labs, Inc.*	1,400	128,520
Toro Co. (The)	3,044	334,475
Welbilt, Inc.*	8,200	189,830
Xylem, Inc.	3,500	419,860

		13,828,498

Professional Services (0.3%)
ASGN, Inc.*	2,300	222,939
Booz Allen Hamilton Holding Corp.	5,200	442,936
CoStar Group, Inc.*	26,690	2,210,466
Equifax, Inc.	1,416	339,146
Exponent, Inc.	2,352	209,822
Insperity, Inc.	1,900	171,703
Robert Half International, Inc.	2,900	258,013
TransUnion	5,400	592,974
Verisk Analytics, Inc.	2,968	518,569

		4,966,568

Road & Rail (0.8%)
JB Hunt Transport Services, Inc.	1,700	277,015
Kansas City Southern	700	198,359
Lyft, Inc., Class A*	48,040	2,905,459
Norfolk Southern Corp.	2,068	548,868
Old Dominion Freight Line, Inc.	2,650	672,570
Saia, Inc.*	800	167,592
TuSimple Holdings, Inc., Class A (x)*	3,500	249,340
Uber Technologies, Inc.*	41,200	2,064,944
Union Pacific Corp.	33,044	7,267,367

		14,351,514

See Notes to Financial Statements.

1333

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MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Trading Companies & Distributors (0.1%)
Applied Industrial Technologies, Inc.	2,600	$236,756
Fastenal Co.	17,504	910,208
SiteOne Landscape Supply, Inc.*	2,000	338,520
United Rentals, Inc.*	700	223,307
WW Grainger, Inc.	1,207	528,666

		2,237,457

Total Industrials		82,295,920

Information Technology (36.9%)
Communications Equipment (0.1%)
Arista Networks, Inc.*	1,500	543,465
Plantronics, Inc.*	2,400	100,152
Ubiquiti, Inc.	700	218,533

		862,150

Electronic Equipment, Instruments & Components (0.9%)
Amphenol Corp., Class A	12,388	847,463
CDW Corp.	4,400	768,460
Cognex Corp.	5,104	428,991
Corning, Inc.	7,700	314,930
II-VI, Inc.*	4,000	290,360
IPG Photonics Corp.*	1,300	274,001
Jabil, Inc.	3,500	203,420
Keysight Technologies, Inc.*	2,800	432,348
Novanta, Inc.*	2,000	269,520
TE Connectivity Ltd.	78,101	10,560,037
Zebra Technologies Corp., Class A*	1,800	953,082

		15,342,612

IT Services (7.4%)
Accenture plc, Class A	15,244	4,493,779
Affirm Holdings, Inc.*	890	59,941
Automatic Data Processing, Inc.	11,587	2,301,410
Broadridge Financial Solutions, Inc.	3,600	581,508
Cass Information Systems, Inc.	525	21,394
EPAM Systems, Inc.*	1,700	868,632
Euronet Worldwide, Inc.*	1,400	189,490
Fidelity National Information Services, Inc.	34,368	4,868,915
Fiserv, Inc.*	1,863	199,136
FleetCor Technologies, Inc.*	806	206,384
Gartner, Inc.*	2,711	656,604
Genpact Ltd.	4,400	199,892
Global Payments, Inc.	37,043	6,947,044
Globant SA*	1,600	350,688
GoDaddy, Inc., Class A*	2,300	200,008
Hackett Group, Inc. (The)	2,178	39,248
Jack Henry & Associates, Inc.	1,228	200,790
Mastercard, Inc., Class A	26,160	9,550,754
MAXIMUS, Inc.	2,900	255,113
MongoDB, Inc.*	33,682	12,176,717
Okta, Inc.*	3,600	880,848
Paychex, Inc.	7,873	844,773
PayPal Holdings, Inc.*	110,291	32,147,621
Shift4 Payments, Inc., Class A*	2,000	187,440
Shopify, Inc., Class A*	311	454,365
Snowflake, Inc., Class A*	4,079	986,302
Square, Inc., Class A*	49,100	11,970,580
StoneCo Ltd., Class A*	8,500	570,010
Switch, Inc., Class A	11,100	234,321
Twilio, Inc., Class A*	31,900	12,573,704
Visa, Inc., Class A	122,075	28,543,576
Western Union Co. (The)	9,600	220,512
WEX, Inc.*	1,000	193,900
Wix.com Ltd.*	1,600	464,448

		134,639,847

Semiconductors & Semiconductor Equipment (5.9%)
Advanced Micro Devices, Inc.*	113,048	10,618,599
Allegro MicroSystems, Inc.*	508	14,072
Analog Devices, Inc.	1,900	327,104
Applied Materials, Inc.	54,450	7,753,680
ASML Holding NV (Registered) (NYRS)	6,275	4,335,021
Broadcom, Inc.	38,481	18,349,280
Brooks Automation, Inc.	2,700	257,256
CMC Materials, Inc.	1,500	226,110
Cree, Inc.*	101,740	9,963,398
Enphase Energy, Inc.*	4,500	826,335
Entegris, Inc.	4,700	577,959
Intel Corp.	43,617	2,448,658
KLA Corp.	4,800	1,556,208
Lam Research Corp.	4,500	2,928,150
Lattice Semiconductor Corp.*	5,700	320,226
Maxim Integrated Products, Inc.*	7,560	796,522
Microchip Technology, Inc.	26,768	4,008,240
Micron Technology, Inc.*	36,780	3,125,565
MKS Instruments, Inc.	1,800	320,310
Monolithic Power Systems, Inc.	1,700	634,865
NVE Corp.	164	12,144
NVIDIA Corp.	32,600	26,083,260
NXP Semiconductors NV	2,500	514,300
ON Semiconductor Corp.*	6,800	260,304
QUALCOMM, Inc.	33,665	4,811,739
Semtech Corp.*	3,234	222,499
Silicon Laboratories, Inc.*	2,000	306,500
Skyworks Solutions, Inc.	2,300	441,025
Teradyne, Inc.	5,200	696,592
Texas Instruments, Inc.	17,081	3,284,676
Universal Display Corp.	1,518	337,497
Xilinx, Inc.	7,577	1,095,937

		107,454,031

Software (16.6%)
8x8, Inc.*	6,300	174,888
Adobe, Inc.*	14,270	8,357,083
American Software, Inc., Class A	192	4,216
Anaplan, Inc.*	5,600	298,480
ANSYS, Inc.*	1,100	381,766
Appfolio, Inc., Class A*	1,300	183,560
Appian Corp. (x)*	1,500	206,625
Asana, Inc., Class A (x)*	3,400	210,902
Aspen Technology, Inc.*	2,000	275,080
Atlassian Corp. plc, Class A*	4,100	1,053,126
Autodesk, Inc.*	48,158	14,057,320
Avalara, Inc.*	3,400	550,120
Bentley Systems, Inc., Class B (x)	4,000	259,120
Bill.com Holdings, Inc.*	2,817	516,018
Blackbaud, Inc.*	1,300	99,541
C3.ai, Inc., Class A (x)*	539	33,704
Cadence Design Systems, Inc.*	8,605	1,177,336
Cerence, Inc.*	17,936	1,913,951
Citrix Systems, Inc.	38,152	4,474,085
Cloudera, Inc.*	16,800	266,448
Cloudflare, Inc., Class A*	79,400	8,403,696

See Notes to Financial Statements.

1334

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MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
CommVault Systems, Inc.*	2,600	$203,242
Coupa Software, Inc.*	2,900	760,119
Crowdstrike Holdings, Inc., Class A*	43,500	10,931,985
Datadog, Inc., Class A*	6,700	697,336
Digital Turbine, Inc.*	108,200	8,226,446
DocuSign, Inc.*	59,260	16,567,318
Dolby Laboratories, Inc., Class A	20,246	1,989,979
DoubleVerify Holdings, Inc.*	4,600	194,764
Dropbox, Inc., Class A*	8,900	269,759
Dynatrace, Inc.*	135,842	7,935,890
Elastic NV*	2,400	349,824
Envestnet, Inc.*	2,800	212,408
Everbridge, Inc.*	1,300	176,904
Fair Isaac Corp.*	900	452,412
FireEye, Inc.*	123,220	2,491,508
Five9, Inc.*	51,500	9,444,585
Fortinet, Inc.*	51,910	12,364,443
HubSpot, Inc.*	16,100	9,381,792
Intuit, Inc.	32,458	15,909,938
JFrog Ltd. (x)*	473	21,531
LivePerson, Inc.*	630	39,841
Manhattan Associates, Inc.*	2,400	347,616
McAfee Corp., Class A	7,778	217,940
Microsoft Corp.#	345,066	93,478,379
New Relic, Inc.*	1,900	127,243
NortonLifeLock, Inc.	7,300	198,706
Nuance Communications, Inc.*	90,242	4,912,775
Nutanix, Inc., Class A*	5,700	217,854
OneSpan, Inc.*	1,452	37,084
Oracle Corp.	50,702	3,946,644
Palantir Technologies, Inc., Class A (x)*	48,500	1,278,460
Palo Alto Networks, Inc.*	3,000	1,113,150
Paycom Software, Inc.*	1,500	545,205
Paylocity Holding Corp.*	1,500	286,200
Pegasystems, Inc.	1,400	194,866
Proofpoint, Inc.*	1,800	312,768
PTC, Inc.*	3,300	466,158
Q2 Holdings, Inc.*	2,400	246,192
Qualys, Inc.*	2,000	201,380
RingCentral, Inc., Class A*	2,500	726,450
salesforce.com, Inc.*	48,538	11,856,377
ServiceNow, Inc.*	24,653	13,548,056
Slack Technologies, Inc., Class A*	16,500	730,950
Smartsheet, Inc., Class A*	4,900	354,368
Splunk, Inc.*	19,375	2,801,238
Synopsys, Inc.*	9,875	2,723,426
Trade Desk, Inc. (The), Class A*	13,000	1,005,680
Tyler Technologies, Inc.*	1,046	473,179
Unity Software, Inc.*	4,422	485,668
Varonis Systems, Inc.*	4,200	242,004
VMware, Inc., Class A (x)*	1,300	207,961
Workday, Inc., Class A*	28,768	6,868,072
Zendesk, Inc.*	30,860	4,454,332
Zix Corp.*	6,336	44,669
Zoom Video Communications, Inc., Class A*	10,484	4,057,623
Zscaler, Inc.*	2,500	540,150

		300,767,912

Technology Hardware, Storage & Peripherals (6.0%)
Apple, Inc.	665,423	91,136,334
Dell Technologies, Inc., Class C*	4,000	398,680
HP, Inc.	12,900	389,451
NetApp, Inc.	5,300	433,646
Pure Storage, Inc., Class A*	12,200	238,266
Seagate Technology Holdings plc	105,236	9,253,401
Western Digital Corp.*	100,151	7,127,747

		108,977,525

Total Information Technology		668,044,077

Materials (1.2%)
Chemicals (0.5%)
Axalta Coating Systems Ltd.*	6,500	198,185
Celanese Corp.	1,300	197,080
Dow, Inc.	3,200	202,496
Ecolab, Inc.	6,540	1,347,044
FMC Corp.	25,090	2,714,738
LyondellBasell Industries NV, Class A	1,900	195,453
Olin Corp.	4,300	198,918
PPG Industries, Inc.	3,000	509,310
RPM International, Inc.	2,278	202,013
Scotts Miracle-Gro Co. (The)	1,200	230,304
Sherwin-Williams Co. (The)	7,718	2,102,769
Westlake Chemical Corp.	2,200	198,198

		8,296,508

Containers & Packaging (0.0%)
Avery Dennison Corp.	1,800	378,432
Ball Corp.	2,800	226,856
Crown Holdings, Inc.	2,000	204,420
Sealed Air Corp.	3,400	201,450

		1,011,158

Metals & Mining (0.7%)
Freeport-McMoRan, Inc.	230,753	8,563,244
Newmont Corp.	28,640	1,815,203
Nucor Corp.	20,086	1,926,850
Southern Copper Corp.	3,200	205,824
Steel Dynamics, Inc.	3,300	196,680

		12,707,801

Paper & Forest Products (0.0%)
Louisiana-Pacific Corp.	3,400	204,986

Total Materials		22,220,453

Real Estate (0.7%)
Equity Real Estate Investment Trusts (REITs) (0.7%)
American Tower Corp. (REIT)	14,067	3,800,060
CoreSite Realty Corp. (REIT)	1,600	215,360
Crown Castle International Corp. (REIT)	12,832	2,503,523
Equinix, Inc. (REIT)	1,907	1,530,558
Equity LifeStyle Properties, Inc. (REIT)	3,316	246,412
Extra Space Storage, Inc. (REIT)	1,200	196,584
Iron Mountain, Inc. (REIT)	6,100	258,152
Lamar Advertising Co. (REIT), Class A	2,200	229,724
Public Storage (REIT)	3,719	1,118,266
QTS Realty Trust, Inc. (REIT), Class A	3,200	247,360
Ryman Hospitality Properties, Inc. (REIT)*	2,400	189,504
SBA Communications Corp. (REIT)	666	212,254

See Notes to Financial Statements.

1335

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MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Simon Property Group, Inc. (REIT)	9,562	$1,247,650

		11,995,407

Real Estate Management & Development (0.0%)
Cushman & Wakefield plc (x)*	10,700	186,929

Total Real Estate		12,182,336

Utilities (0.0%)
Electric Utilities (0.0%)
NextEra Energy, Inc.	6,278	460,052
NRG Energy, Inc.	6,200	249,860

		709,912

Independent Power and Renewable Electricity Producers (0.0%)
Brookfield Renewable Corp.	4,300	180,342

Total Utilities		890,254

Total Common Stocks (87.0%) (Cost $656,393,991)		1,572,887,921

EXCHANGE TRADED FUNDS (ETF):
Equity (10.0%)
iShares Russell 1000 Growth ETF (x)	166,085	45,088,756
Vanguard Growth ETF (x)	314,579	90,224,403
Vanguard Russell 1000 Growth ETF (x)	645,336	45,057,359

Total Exchange Traded Funds (10.0%) (Cost $162,881,890)		180,370,518

MASTER LIMITED PARTNERSHIP:
Financials (0.0%)
Capital Markets (0.0%)
Apollo Global Management, Inc. (x) (Cost $189,578)	4,100	255,020

SHORT-TERM INVESTMENTS:
Investment Company (2.1%)
JPMorgan Prime Money Market Fund, IM Shares	38,931,389	38,950,855

	Principal Amount	Value (Note 1)
Repurchase Agreements (2.7%)
Citigroup Global Markets, Inc., 0.07%, dated 6/30/21, due 7/1/21, repurchase price $15,716,037, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-5.000%, maturing 4/30/22-2/15/42; total market value $16,030,326. (xx)	$15,716,006	15,716,006
Deutsche Bank AG, 0.17%, dated 6/30/21, due 7/1/21, repurchase price $300,001, collateralized by various Foreign Government Agency Securities, ranging from 0.125%-1.875%, maturing 2/12/22-2/15/23; total market value $306,011. (xx)	300,000	300,000
Deutsche Bank AG, 0.23%, dated 6/30/21, due 7/1/21, repurchase price $5,000,032, collateralized by various Common Stocks; total market value $5,556,139. (xx)	5,000,000	5,000,000
Deutsche Bank AG, 0.23%, dated 6/30/21, due 7/1/21, repurchase price $5,000,032, collateralized by various Common Stocks; total market value $5,556,139. (xx)	5,000,000	5,000,000
HSBC Bank plc, 0.10%, dated 6/30/21, due 7/1/21, repurchase price $10,000,028, collateralized by various U.S. Government Treasury Securities, ranging from 0.099%-6.125%, maturing 8/31/21-2/15/50; total market value $10,204,110. (xx)	10,000,000	10,000,000
HSBC Bank plc, 0.10%, dated 6/30/21, due 7/1/21, repurchase price $1,200,003, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-6.125%, maturing 7/15/21-2/15/50; total market value $1,224,493. (xx)	1,200,000	1,200,000
HSBC Bank plc, 0.10%, dated 6/30/21, due 7/1/21, repurchase price $1,300,004, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-6.125%, maturing 7/15/21-2/15/50; total market value $1,326,534. (xx)	1,300,000	1,300,000
Nomura Securities Co. Ltd., 0.04%, dated 6/30/21, due 7/1/21, repurchase price $10,000,011, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-1.625%, maturing 7/31/22-8/15/27; total market value $10,200,002. (xx)	10,000,000	10,000,000

Total Repurchase Agreements		48,516,006

Total Short-Term Investments (4.8%) (Cost $87,466,870)		87,466,861

Total Investments in Securities (101.8%) (Cost $906,932,329)		1,840,980,320
Other Assets Less Liabilities (-1.8%)		(32,359,855)

Net Assets (100%)		$1,808,620,465

See Notes to Financial Statements.

1336

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MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

*	Non-income producing.
#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $7,043,400.
(r)	Value determined using significant unobservable inputs.
(x)	All or a portion of security is on loan at June 30, 2021.
(xx)

At June 30, 2021, the Portfolio had loaned securities with a total value of $66,570,362. This was collateralized by $19,935,529 of various U.S. Government Treasury Securities, ranging from 0.000% - 8.000%, maturing 7/8/21 - 5/15/51 and by cash of $48,516,006 which was subsequently invested in joint repurchase agreements as detailed in the Notes to the Financial Statements.

Glossary:

ADR	— American Depositary Receipt
NYRS	— New York Registry Shares
USD	— United States Dollar

Futures contracts outstanding as of June 30, 2021 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
NASDAQ 100 E-Mini Index	54	9/2021	USD	15,712,920	772,481
S&P 500 E-Mini Index	93	9/2021	USD	19,941,990	347,619
S&P Midcap 400 E-Mini Index	30	9/2021	USD	8,077,200	(98,633)

					1,021,467

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2021:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Communication Services	$270,149,504	$—	$—		$270,149,504
Consumer Discretionary	235,150,002	—	—		235,150,002
Consumer Staples	30,894,619	—	—		30,894,619
Energy	6,536,840	—	—		6,536,840
Financials	26,303,339	—	—		26,303,339
Health Care	218,220,577	—	—	(a)	218,220,577
Industrials	82,295,920	—	—		82,295,920
Information Technology	668,044,077	—	—		668,044,077
Materials	22,220,453	—	—		22,220,453
Real Estate	12,182,336	—	—		12,182,336
Utilities	890,254	—	—		890,254
Exchange Traded Funds	180,370,518	—	—		180,370,518
Futures	1,120,100	—	—		1,120,100
Master Limited Partnership
Financials	255,020	—	—		255,020
Short-Term Investments
Investment Company	38,950,855	—	—		38,950,855
Repurchase Agreements	—	48,516,006	—		48,516,006

Total Assets	$1,793,584,414	$48,516,006	$—		$1,842,100,420

Liabilities:
Futures	$(98,633)	$—	$—		$(98,633)

Total Liabilities	$(98,633)	$—	$—		$(98,633)

Total	$1,793,485,781	$48,516,006	$—		$1,842,001,787

(a)	Value is zero.

See Notes to Financial Statements.

1337

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MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

Fair Values of Derivative Instruments as of June 30, 2021:

	Statement of Assets and Liabilities
Derivatives Contracts^	Asset Derivatives	Fair Value
Equity contracts	Receivables, Net assets – Unrealized appreciation	$1,120,100	*

Total		$1,120,100

	Liability Derivatives
Equity contracts	Payables, Net assets – Unrealized depreciation	$(98,633	)*

Total		$(98,633)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2021:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$3,020,307	$3,020,307

Total	$3,020,307	$3,020,307

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$842,028	$842,028

Total	$842,028	$842,028

^ This Portfolio held futures contracts as a substitute for investing in conventional securities.

The Portfolio held futures contracts with an average notional balance of approximately $26,927,000 during the six months ended June 30, 2021.

Investment security transactions for the six months ended June 30, 2021 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$698,158,931
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$781,910,603

As of June 30, 2021, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$942,030,540
Aggregate gross unrealized depreciation	(9,813,463)

Net unrealized appreciation	$932,217,077

Federal income tax cost of investments in securities and derivative instruments, if applicable	$909,784,710

For the six months ended June 30, 2021, the Portfolio incurred approximately $5,089 as brokerage commissions with Sanford C. Bernstein & Co., LLC, an affiliated broker/dealer.

See Notes to Financial Statements.

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STATEMENT OF ASSETS AND LIABILITIES

June 30, 2021 (Unaudited)

ASSETS
Investments in Securities, at value (x)
Unaffiliated Issuers (Cost $858,416,323)	$1,792,464,314
Repurchase Agreements (Cost $48,516,006)	48,516,006
Cash	25,636,542
Receivable for securities sold	1,136,315
Due from Custodian	536,899
Dividends, interest and other receivables	449,315
Securities lending income receivable	95,227
Receivable for Portfolio shares sold	66,489
Due from broker for futures variation margin	23,377
Other assets	16,213

Total assets	1,868,940,697

LIABILITIES
Payable for return of collateral on securities loaned	48,516,006
Payable for securities purchased	9,902,334
Investment management fees payable	807,183
Payable for Portfolio shares redeemed	431,690
Distribution fees payable – Class IA	327,898
Administrative fees payable	169,866
Distribution fees payable – Class IB	30,488
Trustees’ fees payable	9,458
Accrued expenses	125,309

Total liabilities	60,320,232

NET ASSETS	$1,808,620,465

Net assets were comprised of:
Paid in capital	$627,662,594
Total distributable earnings (loss)	1,180,957,871

Net assets	$1,808,620,465

Class IA
Net asset value, offering and redemption price per share, $1,642,715,136 / 17,415,598 shares outstanding (unlimited amount authorized: $0.01 par value)	$94.32

Class IB
Net asset value, offering and redemption price per share, $153,071,283 / 1,663,352 shares outstanding (unlimited amount authorized: $0.01 par value)	$92.03

Class K
Net asset value, offering and redemption price per share, $12,834,046 / 135,992 shares outstanding (unlimited amount authorized: $0.01 par value)	$94.37

(x)	Includes value of securities on loan of $66,570,362.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2021 (Unaudited)

INVESTMENT INCOME
Dividends (net of $2,268 foreign withholding tax)	$5,375,165
Interest	4,493
Securities lending (net)	185,129

Total income	5,564,787

EXPENSES
Investment management fees	4,766,729
Distribution fees – Class IA	1,936,178
Administrative fees	1,014,152
Distribution fees – Class IB	177,424
Custodian fees	84,223
Printing and mailing expenses	57,506
Professional fees	51,131
Trustees’ fees	24,224
Miscellaneous	16,166

Total expenses	8,127,733

NET INVESTMENT INCOME (LOSS)	(2,562,946)

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	245,376,786
Futures contracts	3,020,307

Net realized gain (loss)	248,397,093

Change in unrealized appreciation (depreciation) on:
Investments in securities	(56,102,745)
Futures contracts	842,028

Net change in unrealized appreciation (depreciation)	(55,260,717)

NET REALIZED AND UNREALIZED GAIN (LOSS)	193,136,376

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$190,573,430

See Notes to Financial Statements.

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MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31, 2020
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(2,562,946)	$(1,210,762)
Net realized gain (loss)	248,397,093	152,925,472
Net change in unrealized appreciation (depreciation)	(55,260,717)	328,028,895

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	190,573,430	479,743,605

Distributions to shareholders:
Class IA	—	(130,192,185)
Class IB	—	(11,904,354)
Class K	—	(948,694)

Total distributions to shareholders	—	(143,045,233)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 87,275 and 286,677 shares, respectively ]	7,651,030	21,187,403
Capital shares issued in reinvestment of dividends and distributions [ 0 and 1,590,458 shares, respectively ]	—	130,192,185
Capital shares repurchased [ (759,543) and (1,928,023) shares, respectively ]	(66,803,424)	(140,703,623)

Total Class IA transactions	(59,152,394)	10,675,965

Class IB
Capital shares sold [ 110,567 and 301,663 shares, respectively ]	9,475,873	20,406,406
Capital shares issued in reinvestment of dividends and distributions [ 0 and 149,023 shares, respectively ]	—	11,904,354
Capital shares repurchased [ (113,768) and (432,463) shares, respectively ]	(9,732,588)	(29,194,156)

Total Class IB transactions	(256,715)	3,116,604

Class K
Capital shares sold [ 11,167 and 18,508 shares, respectively ]	991,000	1,341,141
Capital shares issued in reinvestment of dividends and distributions [ 0 and 11,600 shares, respectively ]	—	948,694
Capital shares repurchased [ (8,179) and (25,479) shares, respectively ]	(719,724)	(1,718,773)

Total Class K transactions	271,276	571,062

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(59,137,833)	14,363,631

TOTAL INCREASE (DECREASE) IN NET ASSETS	131,435,597	351,062,003
NET ASSETS:
Beginning of period	1,677,184,868	1,326,122,865

End of period	$1,808,620,465	$1,677,184,868

See Notes to Financial Statements.

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FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31,
Class IA			2020	2019		2018	2017		2016
Net asset value, beginning of period	$84.51		$66.71	$54.88		$61.46	$47.22		$45.89

Income (loss) from investment operations:
Net investment income (loss) (e)	(0.13)		(0.06)	0.49		0.10	0.09		0.23
Net realized and unrealized gain (loss)	9.94		25.63	17.64		0.14	14.24		1.35

Total from investment operations	9.81		25.57	18.13		0.24	14.33		1.58

Less distributions:
Dividends from net investment income	—		—	(0.51)		(0.09)	(0.09)		(0.25)
Distributions from net realized gains	—		(7.77)	(5.79)		(6.73)	—		—

Total dividends and distributions	—		(7.77)	(6.30)		(6.82)	(0.09)		(0.25)

Net asset value, end of period	$94.32		$84.51	$66.71		$54.88	$61.46		$47.22

Total return (b)	11.61%		38.83%	33.35	%(cc)	(0.22)%	30.34	%(bb)	3.44%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,642,715		$1,528,550	$1,210,068		$991,788	$1,085,470		$914,837
Ratio of expenses to average net assets:
After waivers (a)(f)	0.96%		0.97%	0.98%		0.98%	0.99%		1.00%
Before waivers (a)(f)	0.96%		0.97%	0.98%		0.98%	0.99%		1.00%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	(0.30)%		(0.09)%	0.75%		0.15%	0.16%		0.52%
Before waivers (a)(f)	(0.30)%		(0.09)%	0.75%		0.15%	0.16%		0.52%
Portfolio turnover rate^	42	%(z)	60%	56%		45%	47%		63%

	Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31,
Class IB			2020	2019		2018	2017		2016
Net asset value, beginning of period	$82.45		$65.23	$53.77		$60.34	$46.36		$45.06

Income (loss) from investment operations:
Net investment income (loss) (e)	(0.13)		(0.06)	0.48		0.10	0.08		0.23
Net realized and unrealized gain (loss)	9.71		25.05	17.28		0.15	13.99		1.32

Total from investment operations	9.58		24.99	17.76		0.25	14.07		1.55

Less distributions:
Dividends from net investment income	—		—	(0.51)		(0.09)	(0.09)		(0.25)
Distributions from net realized gains	—		(7.77)	(5.79)		(6.73)	—		—

Total dividends and distributions	—		(7.77)	(6.30)		(6.82)	(0.09)		(0.25)

Net asset value, end of period	$92.03		$82.45	$65.23		$53.77	$60.34		$46.36

Total return (b)	11.62%		38.82%	33.35	%(cc)	(0.20)%	30.35	%(bb)	3.43%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$153,071		$137,403	$107,518		$85,486	$88,662		$74,656
Ratio of expenses to average net assets:
After waivers (a)(f)	0.96%		0.97%	0.98%		0.98%	0.99%		1.00%
Before waivers (a)(f)	0.96%		0.97%	0.98%		0.98%	0.99%		1.00%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	(0.30)%		(0.09)%	0.75%		0.16%	0.16%		0.51%
Before waivers (a)(f)	(0.30)%		(0.09)%	0.75%		0.16%	0.16%		0.51%
Portfolio turnover rate^	42	%(z)	60%	56%		45%	47%		63%

See Notes to Financial Statements.

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MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31,
Class K			2020	2019		2018	2017		2016
Net asset value, beginning of period	$84.45		$66.50	$54.71		$61.29	$47.08		$45.76

Income (loss) from investment operations:
Net investment income (loss) (e)	(0.02)		0.12 †	0.66		0.27	0.22		0.35
Net realized and unrealized gain (loss)	9.94		25.60	17.60		0.14	14.21		1.34

Total from investment operations	9.92		25.72	18.26		0.41	14.43		1.69

Less distributions:
Dividends from net investment income	—		—	(0.68)		(0.26)	(0.22)		(0.37)
Distributions from net realized gains	—		(7.77)	(5.79)		(6.73)	—		—

Total dividends and distributions	—		(7.77)	(6.47)		(6.99)	(0.22)		(0.37)

Net asset value, end of period	$94.37		$84.45	$66.50		$54.71	$61.29		$47.08

Total return (b)	11.75%		39.18%	33.68	%(cc)	0.05%	30.66	%(bb)	3.69%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$12,834		$11,232	$8,537		$6,201	$6,560		$4,681
Ratio of expenses to average net assets:
After waivers (a)(f)	0.71%		0.72%	0.73%		0.73%	0.74%		0.75%
Before waivers (a)(f)	0.71%		0.72%	0.73%		0.73%	0.74%		0.75%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	(0.05)%		0.16%	1.02%		0.41%	0.41%		0.77%
Before waivers (a)(f)	(0.05)%		0.16%	1.02%		0.41%	0.41%		0.77%
Portfolio turnover rate^	42	%(z)	60%	56%		45%	47%		63%
^	Portfolio turnover rate excludes derivatives, if any.
†

The amount shown for a share outstanding throughout the period does not accord with the aggregate net income and/or gain on investments for that period because of the timing of sales and repurchases of the Portfolio shares in relation to fluctuating market value of the investments in the Portfolio.

(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(z)	Portfolio turnover rate for periods less than one year is not annualized.
(bb)	Includes a litigation payment. Without this payment, the total return would have been 29.90% for Class IA, 29.89% for Class IB and 30.23% for Class K.
(cc)	Includes income resulting from a litigation payment. Without this income, the total return would have been 33.27% for Class IA, 33.27% for Class IB and 33.60% for Class K.

See Notes to Financial Statements.

1342

MULTIMANAGER CORE BOND PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2021	% of Net Assets
U.S. Treasury Obligations	34.4%
Mortgage-Backed Securities	16.5
Financials	9.4
Collateralized Mortgage Obligations	8.5
Asset-Backed Securities	6.2
Commercial Mortgage-Backed Securities	5.6
Investment Companies	3.0
Information Technology	2.7
Foreign Government Securities	2.3
Utilities	2.3
Industrials	2.2
Health Care	2.1
Communication Services	1.9
Real Estate	1.8
U.S. Government Agency Securities	1.7
Consumer Discretionary	1.7
Energy	1.6
Consumer Staples	1.2
Supranational	0.7
Materials	0.5
Municipal Bonds	0.4
Repurchase Agreements	0.3
Options Purchased	0.1
Cash and Other	(7.1)

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IA and Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2021 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/21	Ending Account Value 6/30/21	Expenses Paid During Period* 1/1/21 - 6/30/21
Class IA
Actual	$1,000.00	$990.00	$4.44
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.33	4.51
Class IB
Actual	1,000.00	989.00	4.44
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.33	4.51
Class K
Actual	1,000.00	991.00	3.21
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.57	3.26

* Expenses are equal to the Portfolio’s Class IA, Class IB and Class K shares annualized expense ratio of 0.90%, 0.90% and 0.65%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

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MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2021 (Unaudited)

	Principal Amount		Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed Securities (6.2%)
AASET Trust,
Series 2020-1A A 3.351%, 1/16/40§		$923,431	$912,367
ACE Securities Corp. Home Equity Loan Trust,
Series 2007-HE1 A2C 0.262%, 1/25/37 (l)		1,595,505	1,198,822
Air Canada Pass-Through Trust,
Series 2013-1 A 4.125%, 5/15/25§		250,494	256,756
Series 2017-1 AA 3.300%, 1/15/30§		17,440	17,594
Ajax Mortgage Loan Trust,
Series 2020-D A 2.250%, 6/25/60 (e)§		1,189,961	1,196,245
American Airlines Pass-Through Trust,
Series 2013-1 A 4.000%, 7/15/25		263,185	255,290
Series 2013-2 A 4.950%, 1/15/23		26,179	26,440
Series 2015-2 AA 3.600%, 9/22/27		91,580	94,099
Series 2015-2 B 4.400%, 9/22/23		105,506	102,341
Series 2016-1 B 5.250%, 1/15/24		1,144	1,124
Series 2016-2 B 4.375%, 6/15/24§		35,700	34,718
Series 2016-3 AA 3.000%, 10/15/28		242,972	245,402
Series 2017-1 B 4.950%, 2/15/25		9,769	9,622
Series 2019-1 AA 3.150%, 2/15/32		70,939	72,358
Series 2019-1 B 3.850%, 2/15/28		72,511	67,979
AMSR Trust,
Series 2019-SFR1 E 3.471%, 1/19/39§		3,000,000	3,046,395
Arbor Realty Collateralized Loan Obligation Ltd.,
Series 2020-FL1 B 1.924%, 2/15/35 (l)§		145,000	145,000
Arbor Realty Commercial Real Estate Notes Ltd.,
Series 2019-FL1 B 1.773%, 5/15/37 (l)§		145,000	145,001
Atlas Senior Loan Fund X Ltd.,
Series 2018-10A A 1.274%, 1/15/31 (l)§		491,101	488,888
BDS Ltd.,
Series 2019-FL4 B 1.832%, 8/15/36 (l)§		145,000	144,642
Blackbird Capital Aircraft,
Series 2021-1A B 3.446%, 7/15/46§		750,000	755,641
Carlyle Global Market Strategies CLO Ltd.,
Series 2016-1A A1R2 1.300%, 4/20/34 (l)§		500,000	500,361
CIFC Funding Ltd.,
Series 2015-5A A1R 1.036%, 10/25/27 (l)§		505,884	505,909
CLNC Ltd.,
Series 2019-FL1 B 2.024%, 8/20/35 (l)§		145,000	144,270
Cork Street CLO Designated Activity Co.,
Series 1A A1BE 0.760%, 11/27/28 (l)§	EUR	325,304	385,734
CPS Auto Receivables Trust,
Series 2021-A D 1.160%, 12/15/26§		$750,000	745,178
Series 2021-A E 2.530%, 3/15/28§		500,000	495,981
Crown Castle Towers LLC,
3.222%, 5/15/22§		400,000	400,525
CSAB Mortgage-Backed Trust,
Series 2007-1 1A1A 5.898%, 5/25/37 (l)		5,609,180	2,158,434
DataBank Issuer,
Series 2021-1A A2 2.060%, 2/27/51§		900,000	911,697
Delta Air Lines Pass-Through Trust,
Series 2020-1 AA 2.000%, 6/10/28		47,010	47,363
Domino’s Pizza Master Issuer LLC,
Series 2019-1A A2 3.668%, 10/25/49§		493,750	533,646
Dorchester Park CLO DAC,
Series 2015-1A AR 1.088%, 4/20/28 (l)§		271,615	271,662
Doric Nimrod Air Alpha Pass-Through Trust,
Series 2013-1 A 5.250%, 5/30/23§		393,542	394,492
Driver Australia Five Trust,
Series 5 A 0.942%, 7/21/26 (l)(m)	AUD	117,590	88,284
Earnest Student Loan Program LLC,
Series 2016-C A2 2.680%, 7/25/35§		$107,122	108,287
Elevation CLO Ltd.,
Series 2018-9A A1 1.304%, 7/15/31 (l)§		500,000	500,144
FHLMC UMBS,
3.000%, 8/1/50		375,167	400,149
FS RIALTO,
Series 2021-FL2 A 1.295%, 4/16/28 (l)§		350,000	350,109
GoodLeap Sustainable Home Solutions Trust,
Series 2021-3CS A 2.100%, 5/20/48§		800,000	798,427
Greystone CRE Notes Ltd.,
Series 2019-FL2 B 1.673%, 9/15/37 (l)§		145,000	144,955
GSAA Home Equity Trust,
Series 2006-5 2A1 0.232%, 3/25/36 (l)		12,100	5,437
Series 2007-10 A2A 6.500%, 11/25/37		2,063,236	1,321,419
Series 2007-8 A2 0.791%, 8/25/37 (l)		217,616	214,223

See Notes to Financial Statements.

1344

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MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Principal Amount	Value (Note 1)
Helios Issuer LLC,
Series 2020-AA A 2.980%, 6/20/47§	$385,568	$402,024
Hertz Vehicle Financing III LP,
Series 2021-2A C 2.520%, 12/27/27§	375,000	374,464
Hertz Vehicle Financing LLC,
Series 2021-1A C 2.050%, 12/26/25§	375,000	374,751
HSI Asset Securitization Corp. Trust,
Series 2006-HE1 1A1 0.371%, 10/25/36 (l)	8,096,508	3,525,160
Invitation Homes Trust,
Series 2018-SFR3 A 1.082%, 7/17/37 (l)§	108,567	108,567
Jamestown CLO VI-R Ltd.,
Series 2018-6RA A1 1.326%, 4/25/30 (l)§	500,000	500,090
JetBlue Pass-Through Trust,
Series 2020-1 A 4.000%, 11/15/32	677,097	743,114
Labrador Aviation Finance Ltd.,
Series 2016-1A A1 4.300%, 1/15/42§	2,194,500	2,172,162
Lendmark Funding Trust,
Series 2019-2A A 2.780%, 4/20/28§	218,000	223,998
LoanCore Issuer Ltd.,
Series 2018-CRE1 A 1.203%, 5/15/28 (l)§	173,083	173,083
Series 2019-CRE2 AS 1.573%, 5/15/36 (l)§	246,000	245,693
Series 2019-CRE2 B 1.773%, 5/15/36 (l)§	145,000	144,637
Long Beach Mortgage Loan Trust,
Series 2006-9 2A2 0.201%, 10/25/36 (l)	2,898,440	1,242,361
LP Credit Card ABS Master Trust,
Series 2018-1 A 1.661%, 8/20/24 (l)§	393,003	392,593
Madison Park Funding XXXIV Ltd.,
Series 2019-34A AR 1.296%, 4/25/32 (l)§	500,000	500,392
Marathon CLO V Ltd.,
Series 2013-5A A1R 1.019%, 11/21/27 (l)§	201,445	201,490
Marble Point CLO Management LLC,
Series 2021-2A A 0.000%, 7/25/34 (l)§	500,000	500,000
Mariner Finance Issuance Trust,
Series 2020-AA A 2.190%, 8/21/34§	100,000	101,553
Merrill Lynch Mortgage Investors Trust,
Series 2006-HE4 A1 0.412%, 7/25/37 (l)	3,826,908	2,629,068
Midocean Credit CLO IX,
Series 2018-9A A1 1.338%, 7/20/31 (l)§	500,000	500,053
MP CLO IV Ltd.,
Series 2013-2A ARR 1.456%, 7/25/29 (l)§	500,000	500,046
NLY Commercial Mortgage Trust,
Series 2019-FL2 B 1.973%, 2/15/36 (l)§	145,000	144,642
Nomura Home Equity Loan, Inc. Home Equity Loan Trust,
Series 2007-1 2A1A 0.412%, 2/25/37 (l)	1,481,846	1,443,508
Northwoods Capital XI-B Ltd.,
Series 2018-11BA A1 1.290%, 4/19/31 (l)§	492,590	490,176
NRZ Excess Spread-Collateralized Notes,
Series 2020-PLS1 A 3.844%, 12/25/25§	1,087,723	1,097,996
OFSI Fund IX Ltd.,
Series 2018-1A A 1.334%, 7/15/31 (l)§	500,000	498,972
OneMain Direct Auto Receivables Trust,
Series 2018-1A A 3.430%, 12/16/24§	136,288	136,891
OneMain Financial Issuance Trust,
Series 2019-2A A 3.140%, 10/14/36§	210,000	225,638
Series 2020-1A A 3.840%, 5/14/32§	160,000	166,917
Pennsylvania Higher Education Assistance Agency,
Series 2009-1 A1 1.076%, 7/25/29 (l)	112,175	112,244
PPM CLO Ltd.,
Series 2018-1A A 1.334%, 7/15/31 (l)§	500,000	500,075
Pretium Mortgage Credit Partners I LLC,
Series 2020-NPL3 A1 3.105%, 6/27/60 (e)§	1,864,915	1,897,690
Primose Funding LLC,
Series 2019-1A A2 4.475%, 7/30/49§	246,250	252,891
Progress Residential Trust,
Series 2021-SFR5 F 3.158%, 7/17/38§	2,000,000	1,985,913
RASC Trust,
Series 2007-EMX1 A13 0.292%, 1/25/37 (l)	1,601,400	1,471,115
Rockford Tower CLO Ltd.,
Series 2018-1A A 1.255%, 5/20/31 (l)§	500,000	500,362
Santander Drive Auto Receivables Trust,
Series 2020-2 A2A 0.620%, 5/15/23	48,258	48,266
SAPPHIRE AVIATION FINANCE II Ltd.,
Series 2020-1A A 3.228%, 3/15/40§	433,078	430,817
Scholar Funding Trust,
Series 2013-A A 0.745%, 1/30/45 (l)§	112,565	112,347
Securitized Asset-Backed Receivables LLC Trust,
Series 2006-FR4 A2B 0.262%, 8/25/36 (l)	2,483,898	1,062,094
SLM Private Credit Student Loan Trust,
Series 2006-A A5 0.409%, 6/15/39 (l)	158,995	154,309
Series 2006-B A5 0.389%, 12/15/39 (l)	57,476	56,541

See Notes to Financial Statements.

1345

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Principal Amount	Value (Note 1)
SLM Private Education Loan Trust,
Series 2010-C A5 4.823%, 10/15/41 (l)§	$249,000	$277,822
SLM Student Loan Trust,
Series 2005-7 A4 0.326%, 10/25/29 (l)	233,226	231,629
SMB Private Education Loan Trust,
Series 2015-B B 3.500%, 12/17/40§	100,000	103,781
Series 2020-PTA A2A 1.600%, 9/15/54§	260,000	262,437
Series 2021-A B 2.310%, 1/15/53§	100,000	101,604
Series 2021-A C 2.990%, 1/15/53§	140,000	141,591
Series 2021-A D1 3.860%, 1/15/53§	100,000	99,301
SoFi Professional Loan Program LLC,
Series 2016-D A1 1.042%, 1/25/39 (l)§	55,134	55,270
Series 2017-F BFX 3.620%, 1/25/41§	1,000,000	1,042,232
Sound Point CLO XXI Ltd.,
Series 2018-3A A1A 1.356%, 10/26/31 (l)§	500,000	499,628
Sounds Point CLO IV-R Ltd.,
Series 2013-3RA A 1.340%, 4/18/31 (l)§	500,000	498,841
Soundview Home Loan Trust,
Series 2007-OPT5 2A2 1.042%, 10/25/37 (l)	4,123,749	3,594,700
STAR Trust,
Series 2021-SFR1 G 3.282%, 4/17/38 (l)§	2,000,000	1,999,996
Steele Creek CLO Ltd.,
Series 2014-1RA A 1.256%, 4/21/31 (l)§	500,000	500,013
Symphony CLO XVII Ltd.,
Series 2016-17A AR 1.064%, 4/15/28 (l)§	513,279	513,294
Telos CLO Ltd.,
Series 2014-5A A1R 1.140%, 4/17/28 (l)§	255,876	255,793
TICP CLO II-2 Ltd.,
Series 2018-IIA A1 1.028%, 4/20/28 (l)§	425,448	425,464
TICP CLO III-2 Ltd.,
Series 2018-3R A 1.028%, 4/20/28 (l)§	294,596	294,607
TIF Funding II LLC,
Series 2021-1A A 1.650%, 2/20/46§	967,708	952,640
Towd Point Mortgage Trust,
Series 2019-1 M1 3.722%, 3/25/58 (l)§	1,500,000	1,628,162
TRTX Issuer Ltd.,
Series 2019-FL3 AS 1.574%, 10/15/34 (l)§	250,000	249,923
Turkish Airlines Pass-Through Trust,
Series 2015-1 A 4.200%, 3/15/27§	572,700	531,155
Union Pacific Railroad Co. Pass-Through Trust,
Series 2014-1 3.227%, 5/14/26	66,051	70,909
United Airlines Pass-Through Trust,
Series 2014-1 A 4.000%, 4/11/26	133,909	140,270
Series 2015-1 AA 3.450%, 12/1/27	11,374	11,942
Series 2016-2 AA 2.875%, 10/7/28	16,300	16,707
Series 2016-2 B 3.650%, 10/7/25	3,501	3,484
Series 2019-1 AA 4.150%, 8/25/31	421,291	461,313
Series 2020-1 A 5.875%, 10/15/27	1,180,046	1,312,211
Series 2020-1 B 4.875%, 1/15/26	48,525	51,460
United States Small Business Administration,
Series 2004-20A 1 4.930%, 1/1/24	4,245	4,458
Series 2004-20C 1 4.340%, 3/1/24	56,799	59,552
Series 2005-20B 1 4.625%, 2/1/25	7,041	7,390
Series 2008-20G 1 5.870%, 7/1/28	92,969	103,033
Upstart Securitization Trust,
Series 2020-2 A 2.309%, 11/20/30§	285,264	285,429
Vantage Data Centers Issuer LLC,
Series 2019-1A A2 3.188%, 7/15/44§	736,250	761,976
Venture XVII CLO Ltd.,
Series 2014-17A ARR 1.064%, 4/15/27 (l)§	423,677	424,061
Vibrant CLO X Ltd.,
Series 2018-10A A1 1.388%, 10/20/31 (l)§	500,000	498,116
VR Funding LLC,
Series 2020-1A A 2.790%, 11/15/50§	908,280	891,799
WhiteHorse X Ltd.,
Series 2015-10A A1R 1.120%, 4/17/27 (l)§	52,978	52,983

Total Asset-Backed Securities		68,405,089

Collateralized Mortgage Obligations (8.5%)
Alternative Loan Trust,
Series 2006-OA22 A1 0.251%, 2/25/47 (l)	35,751	33,281
Series 2006-OA6 1A2 0.302%, 7/25/46 (l)	22,216	21,120
Series 2007-OH1 A1D 0.302%, 4/25/47 (l)	38,918	29,087
American Home Mortgage Investment Trust,
Series 2006-1 2A1 1.921%, 12/25/35 (l)	4,567,869	1,618,339
Angel Oak Mortgage Trust I LLC,
Series 2019-4 A3 3.301%, 7/26/49 (l)§	56,709	57,249

See Notes to Financial Statements.

1346

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Principal Amount		Value (Note 1)
Bear Stearns ALT-A Trust,
Series 2006-4 31A1 2.998%, 7/25/36 (l)		$1,463,198	$1,211,189
Bear Stearns ARM Trust,
Series 2004-8 11A2 2.786%, 11/25/34 (l)		153,825	148,734
Series 2005-1 2A1 2.854%, 3/25/35 (l)		143,727	142,913
Chase Mortgage Finance Trust,
Series 2007-S3 1A12 6.000%, 5/25/37		1,788,214	1,225,251
CHL GMSR Issuer Trust,
Series 2018-GT1 A 2.842%, 5/25/23 (l)§		1,323,000	1,325,458
CHL Mortgage Pass-Through Trust,
Series 2005-17 1A6 5.500%, 9/25/35		455,252	457,294
Series 2005-24 A1 5.500%, 11/25/35		362,241	283,718
Series 2006-9 A10 6.000%, 5/25/36		3,164,253	2,264,348
Citigroup Mortgage Loan Trust,
Series 2019-B A1 3.258%, 4/25/66 (l)§		1,605,459	1,619,010
CitiMortgage Alternative Loan Trust,
Series 2006-A4 1A8 6.000%, 9/25/36		1,569,343	1,536,647
COLT Mortgage Loan Trust,
Series 2020-3 A3 2.380%, 4/27/65 (l)§		54,168	54,728
Credit Suisse Mortgage Capital Certificates,
Series 2021-JR1 A1 2.465%, 9/27/66 (l)§		483,329	483,179
CSMC Trust,
Series 2011-17R 1A2 5.750%, 2/27/37§		1,168,890	1,209,880
Eurohome UK Mortgages plc,
Series 2007-1 A 0.231%, 6/15/44 (l)(m)	GBP	274,834	372,338
EuroMASTR plc,
Series 2007-1V A2 0.281%, 6/15/40 (l)(m)		192,650	256,003
Eurosail-UK plc,
Series 2007-4X A3 1.034%, 6/13/45 (l)(m)		524,928	726,540
FHLMC,
Series 2708 ZD 5.500%, 11/15/33		$956,127	1,088,701
Series 4116 AP 1.350%, 8/15/42		1,624,116	1,629,821
Series 4316 BZ 3.000%, 3/15/44		5,057,496	5,403,468
Series 4430 NZ 3.000%, 1/15/45		2,423,971	2,604,540
Series 4438 B 3.000%, 10/15/43		446,325	458,331
Series 4440 ZD 2.500%, 2/15/45		7,028,182	7,255,931
Series 4499 AB 3.000%, 6/15/42		582,404	593,640
Series 4610 KA 2.500%, 5/15/39		661,223	666,251
Series 4624 GA 2.500%, 4/15/40		149,590	149,912
Series 4750 PA 3.000%, 7/15/46		1,105,223	1,137,713
Series 4989 FA 0.460%, 8/15/40 (l)		309,911	311,202
Series 4989 FB 0.460%, 10/15/40 (l)		231,930	232,897
Series 5004 LS 6.059%, 7/25/50 IO (l)		4,857,582	1,134,131
First Horizon Alternative Mortgage Securities Trust,
Series 2007-FA3 A8 6.000%, 6/25/37		791,768	472,669
FNMA,
Series 2012-103 ZP 3.000%, 9/25/42		977,329	1,005,972
Series 2013-123 PZ 2.700%, 3/25/43		4,959,106	5,193,015
Series 2015-11 A 3.000%, 5/25/34		728,841	762,797
Series 2016-55 EA 1.750%, 7/25/43		3,172,767	3,179,992
Series 2016-72 PA 3.000%, 7/25/46		1,011,829	1,046,776
Series 2016-81 PA 3.000%, 2/25/44		521,468	531,446
Series 2020-77 S 4.132%, 11/25/50 IO (l)		8,794,273	1,330,014
GCAT Trust,
Series 2019-NQM3 M1 3.450%, 11/25/59 (l)§		500,000	504,281
GNMA,
Series 2013-116 LS 6.057%, 8/20/43 IO (l)		1,237,696	233,651
Series 2013-26 MS 6.157%, 2/20/43 IO (l)		1,195,078	229,816
Series 2014-20 TS 6.007%, 2/20/44 IO (l)		1,177,007	230,544
Series 2015-H15 FC 0.687%, 6/20/65 (l)		296,707	299,663
Series 2015-H16 FM 0.707%, 7/20/65 (l)		465,385	470,360
Series 2015-H18 FB 0.707%, 7/20/65 (l)		277,342	280,070
Series 2015-H19 FK 0.707%, 8/20/65 (l)		538,109	543,430
Series 2015-H20 FB 0.707%, 8/20/65 (l)		321,894	325,211
Series 2015-H20 FC 0.727%, 8/20/65 (l)		1,289,903	1,303,922
Series 2015-H22 FC 0.707%, 9/20/65 (l)		618,962	625,554
Series 2015-H29 FA 0.807%, 10/20/65 (l)		2,936	2,956
Series 2016-H11 F 0.907%, 5/20/66 (l)		341,148	346,994
Series 2016-H14 FA 0.907%, 6/20/66 (l)		349,643	355,688
Series 2016-H15 FA 0.907%, 7/20/66 (l)		417,604	424,431
Series 2021-57 IA 2.500%, 12/20/50 IO		6,233,468	916,511

See Notes to Financial Statements.

1347

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Principal Amount		Value (Note 1)
Great Hall Mortgages No. 1 plc,
Series 2007-2X AC 0.254%, 6/18/39 (l)(m)		$378,263	$372,768
GSR Mortgage Loan Trust,
Series 2005-AR6 2A1 2.924%, 9/25/35 (l)		35,462	36,159
Series 2006-AR2 2A1 2.684%, 4/25/36 (l)		46,142	37,671
HarborView Mortgage Loan Trust,
Series 2004-10 3A1A 3.031%, 1/19/35 (l)		186,070	201,487
Hawksmoor Mortgages,
Series 2019-1A A 1.099%, 5/25/53 (l)§	GBP	1,650,751	2,293,180
Homeward Opportunities Fund Trust,
Series 2020-BPL1 A1 3.228%, 8/25/25 (e)§		$1,194,830	1,208,718
Impac CMB Trust,
Series 2003-8 2A1 0.992%, 10/25/33 (l)		385	388
IndyMac IMSC Mortgage Loan Trust,
Series 2007-AR1 2A1 2.933%, 6/25/37 (l)		964,331	790,408
IndyMac INDX Mortgage Loan Trust,
Series 2007-FLX1 A4 0.362%, 2/25/37 (l)		1,242,714	984,261
JP Morgan Alternative Loan Trust,
Series 2008-R2 A1 6.000%, 11/25/36 (l)§		1,342,952	1,079,974
JP Morgan Mortgage Trust,
Series 2005-S3 1A2 5.750%, 1/25/36		777,687	527,197
Series 2006-A3 6A1 2.801%, 8/25/34 (l)		23,540	23,667
Series 2007-A1 3A3 2.801%, 7/25/35 (l)		25,472	25,854
Legacy Mortgage Asset Trust,
Series 2020-GS1 A1 2.882%, 10/25/59 (e)§		617,338	621,778
Series 2020-GS4 A1 3.250%, 2/25/60 (e)§		937,521	943,580
Ludgate Funding plc,
Series 2007-1 A2A 0.250%, 1/1/61 (l)(m)	GBP	104,066	138,983
Series 2008-W1X A1 0.690%, 1/1/61 (l)(m)		262,015	359,279
MASTR Alternative Loan Trust,
Series 2005-2 5A1 6.500%, 12/25/34		$35,794	38,515
Merrill Lynch Mortgage Investors Trust MLMI,
Series 2003-A1 3A 1.671%, 12/25/32 (l)		7,120	6,965
Morgan Stanley Residential Mortgage Loan Trust,
Series 2020-RPL1 A1 2.693%, 10/25/60 (l)§		1,239,404	1,238,273
Mortgage Loan Resecuritization Trust,
Series 2009-RS1 A85 0.432%, 4/16/36 (l)§		296,982	274,596
MortgageIT Trust,
Series 2005-4 A1 0.651%, 10/25/35 (l)		154,142	154,248
New Residential Mortgage Loan Trust,
Series 2015-1A A1 3.750%, 5/28/52 (l)§		331,490	350,628
Series 2018-RPL1 A1 3.500%, 12/25/57 (l)§		518,027	538,380
Nomura Asset Acceptance Corp. Alternative Loan Trust,
Series 2006-AP1 A2 5.515%, 1/25/36 (l)		3,435,333	1,468,886
Series 2006-AP1 A5 6.059%, 1/25/36 (e)		2,582,544	1,103,117
PRPM,
Series 2019-GS1 A1 3.500%, 10/25/24 (l)§		1,241,051	1,247,651
PRPM LLC,
Series 2020-3 A1 2.857%, 9/25/25 (e)§		1,010,443	1,015,796
Series 2021-2 A1 2.115%, 3/25/26 (l)§		2,362,673	2,366,827
RBSSP Resecuritization Trust,
Series 2009-12 18A1 2.254%, 12/25/35 (l)§		19,367	19,419
Reperforming Loan REMIC Trust,
Series 2005-R2 1AF1 0.432%, 6/25/35 (l)§		46,453	44,530
Series 2006-R1 AF1 0.432%, 1/25/36 (l)§		152,743	148,896
Residential Asset Securitization Trust,
Series 2006-A12 A2 6.250%, 11/25/36		2,994,465	1,697,249
Series 2006-A9CB A7 6.000%, 9/25/36		4,045,239	2,100,428
Resloc UK plc,
Series 2007-1X A3B 0.241%, 12/15/43 (l)(m)	GBP	106,487	142,541
RFMSI Series Trust,
Series 2006-S10 1A1 6.000%, 10/25/36		$548,058	521,721
RFMSI Trust,
Series 2006-SA2 3A1 4.270%, 8/25/36 (l)		445,441	406,966
Sequoia Mortgage Trust,
Series 10 2A1 0.853%, 10/20/27 (l)		1,352	1,331
Series 2003-4 2A1 0.793%, 7/20/33 (l)		10,231	10,221
Series 6 A 0.733%, 4/19/27 (l)		87,027	86,344
Starwood Mortgage Residential Trust,
Series 2020-1 M1 2.878%, 2/25/50 (l)§		2,500,000	2,537,853
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-4 2A 2.543%, 4/25/34 (l)		188,404	200,173
Series 2005-19XS 2A1 0.392%, 10/25/35 (l)		133,306	134,157
Structured Asset Mortgage Investments II Trust,
Series 2005-AR5 A1 0.593%, 7/19/35 (l)		27,826	26,997
Toorak Mortgage Corp. Ltd.,
Series 2020-1 A2 3.228%, 3/25/23 (e)§		1,200,000	1,192,109

See Notes to Financial Statements.

1348

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Principal Amount		Value (Note 1)
Towd Point Mortgage Funding,
Series 2019-A13A A1 0.949%, 7/20/45 (l)§	GBP	862,690	$1,196,629
Series 2020-A14X A 0.949%, 5/20/45 (l)(m)		1,394,850	1,936,492
Uropa Securities plc,
Series 2007-1 A3A 0.286%, 10/10/40 (l)(m)		614,448	824,996
VOLT C LLC,
Series 2021-NPL9 A1 1.992%, 5/25/51 (e)§		$727,535	727,841
VOLT XCIX LLC,
Series 2021-NPL8 A1 2.116%, 4/25/51 (e)§		426,835	427,840
VOLT XCVI LLC,
Series 2021-NPL5 A1 2.116%, 3/27/51 (e)§		766,572	766,970

Total Collateralized Mortgage Obligations			92,959,544

Commercial Mortgage-Backed Securities (5.6%)
1211 Avenue of the Americas Trust,
Series 2015-1211 C 4.280%, 8/10/35 (l)§		100,000	107,946
Series 2015-1211 D 4.280%, 8/10/35 (l)§		100,000	105,937
20 Times Square Trust,
Series 2018-20TS B 3.203%, 5/15/35 (l)§		268,000	270,572
245 Park Avenue Trust,
Series 2017-245P XA 0.271%, 6/5/37 IO (l)§		1,000,000	10,598
280 Park Avenue Mortgage Trust,
Series 2017-280P D 1.609%, 9/15/34 (l)§		200,000	199,750
A10 Bridge Asset Financing LLC,
Series 2020-C A 2.021%, 8/15/40§		488,027	490,583
ACRES Commercial Realty Corp.,
Series 2020-RSO8 B 1.874%, 3/15/35 (l)§		145,000	145,039
Alen Mortgage Trust,
Series 2021-ACEN D 3.173%, 4/15/34 (l)§		100,000	100,031
AOA Mortgage Trust,
Series 2015-1177 C 3.110%, 12/13/29 (l)§		200,000	200,456
Arbor Multifamily Mortgage Securities Trust,
Series 2020-MF1 D 1.750%, 5/15/53§		100,000	89,886
Series 2020-MF1 E 1.750%, 5/15/53§		100,000	83,015
Ashford Hospitality Trust,
Series 2018-ASHF D 2.173%, 4/15/35 (l)§		16,000	16,140
Series 2018-KEYS A 1.073%, 6/15/35 (l)§		600,000	600,390
Atrium Hotel Portfolio Trust,
Series 2017-ATRM D 2.023%, 12/15/36 (l)§		290,000	287,826
Series 2017-ATRM E 3.123%, 12/15/36 (l)§		224,000	214,952
BAMLL Commercial Mortgage Securities Trust,
Series 2016-ISQ C 3.727%, 8/14/34 (l)§		100,000	105,621
Series 2017-SCH AF 1.073%, 11/15/33 (l)§		100,000	97,448
Series 2017-SCH CL 1.573%, 11/15/32 (l)§		100,000	89,463
Series 2017-SCH DL 2.073%, 11/15/32 (l)§		100,000	84,061
Series 2018-DSNY C 1.423%, 9/15/34 (l)§		100,000	99,877
Series 2018-DSNY D 1.773%, 9/15/34 (l)§		200,000	199,254
Banc of America Commercial Mortgage Trust,
Series 2015-UBS7 B 4.504%, 9/15/48 (l)		350,000	368,286
Series 2017-BNK3 XB 0.778%, 2/15/50 IO (l)		1,000,000	32,748
Bancorp Commercial Mortgage Trust,
Series 2019-CRE5 B 1.573%, 3/15/36 (l)§		234,000	233,855
BANK,
Series 2017-BNK4 C 4.372%, 5/15/50 (l)		300,000	314,339
Series 2017-BNK5 C 4.396%, 6/15/60 (l)		30,000	31,365
Series 2017-BNK6 XA 0.950%, 7/15/60 IO (l)		3,432,738	129,731
Series 2018-BN10 XA 0.871%, 2/15/61 IO (l)		3,692,561	153,314
Series 2019-BN19 AS 3.446%, 8/15/61		249,000	272,038
Series 2019-BN19 C 4.167%, 8/15/61 (l)		215,000	231,536
Series 2019-BN20 AS 3.243%, 9/15/62 (l)		310,000	332,978
Series 2019-BN20 XA 0.960%, 9/15/62 IO (l)		158,811	9,325
Series 2019-BN20 XB 0.462%, 9/15/62 IO (l)		530,000	15,174
Series 2019-BN21 A5 2.851%, 10/17/52		20,000	21,402
Series 2020-BN25 AS 2.841%, 1/15/63		22,000	23,136
Series 2020-BN25 B 3.043%, 1/15/63 (l)		310,000	327,716
Series 2020-BN28 D 2.500%, 3/15/63§		40,000	36,406
Series 2020-BN30 XB 0.827%, 12/15/53 IO (l)		5,331,000	323,601
Series 2021-BN32 A5 2.643%, 4/15/54		120,000	126,540
Series 2021-BN33 A5 2.556%, 5/15/64		710,000	743,185
Series 2021-BN33 XB 0.595%, 5/15/64 IO (l)		4,550,000	216,753

See Notes to Financial Statements.

1349

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Principal Amount	Value (Note 1)
Barclays Commercial Mortgage Trust,
Series 2019-C3 B 4.096%, 5/15/52	$170,000	$191,871
BBCCRE Trust,
Series 2015-GTP A 3.966%, 8/10/33§	900,000	980,899
BBCMS Mortgage Trust,
Series 2017-C1 B 4.089%, 2/15/50	100,000	110,363
Series 2017-DELC C 1.273%, 8/15/36 (l)§	53,000	53,033
Series 2017-DELC D 1.773%, 8/15/36 (l)§	60,000	60,019
Series 2017-DELC E 2.573%, 8/15/36 (l)§	122,000	121,695
Series 2017-DELC F 3.573%, 8/15/36 (l)§	121,000	119,792
Series 2018-TALL A 0.795%, 3/15/37 (l)§	15,000	14,906
Series 2018-TALL D 1.521%, 3/15/37 (l)§	40,000	38,829
Series 2019-BWAY D 2.233%, 11/15/34 (l)§	14,000	13,627
Series 2021-C9 XA 1.769%, 2/15/54 IO (l)	2,709,474	344,455
BBCMS Trust,
Series 2015-SRCH A1 3.312%, 8/10/35§	89,839	95,010
Series 2015-SRCH XA 1.108%, 8/10/35 IO (l)§	977,333	44,189
Series 2018-CBM A 1.073%, 7/15/37 (l)§	223,000	223,000
Series 2021-C10 XA 1.000%, 7/15/54 IO (l)	3,622,000	364,451
BB-UBS Trust,
Series 2012-SHOW XA 0.730%, 11/5/36 IO (l)§	2,277,000	45,918
Bear Stearns Commercial Mortgage Securities Trust,
Series 2005-PWR7 B 5.214%, 2/11/41 (l)	28,539	28,539
Series 2007-T26 AM 5.513%, 1/12/45 (l)	9,724	9,626
Benchmark Mortgage Trust,
Series 2018-B2 C 4.347%, 2/15/51 (l)	35,000	38,400
Series 2018-B3 D 3.207%, 4/10/51 (l)§	10,000	9,053
Series 2018-B5 A3 3.944%, 7/15/51	60,000	67,771
Series 2018-B5 C 4.763%, 7/15/51 (l)	150,000	169,287
Series 2019-B10 3CCA 4.029%, 3/15/62 (l)§	60,000	64,672
Series 2019-B13 XA 1.263%, 8/15/57 IO (l)	773,254	55,862
Series 2019-B9 A5 4.016%, 3/15/52	700,000	804,107
Series 2019-B9 XA 1.208%, 3/15/52 IO (l)	991,830	67,251
Series 2020-B16 C 3.655%, 2/15/53 (l)	10,000	10,555
Series 2020-B16 XA 1.047%, 2/15/53 IO (l)	3,948,838	269,686
Series 2020-B17 XB 0.653%, 3/15/53 IO (l)	1,000,000	39,304
Series 2020-B20 XA 1.740%, 10/15/53 IO (l)	339,290	37,084
Series 2020-B21 XA 1.570%, 12/17/53 IO (l)	999,229	108,453
Series 2020-IG3 XA 0.814%, 9/15/48 IO (l)§	6,768,150	245,105
Series 2021-B23 XA 1.386%, 2/15/54 IO (l)	998,778	96,610
Series 2021-B24 XA 1.274%, 3/15/54 IO (l)	1,158,606	101,286
Series 2021-B25 A5 2.577%, 4/15/54	40,000	41,913
Series 2021-B25 XA 1.232%, 4/15/54 IO (l)	219,875	19,372
Series 2021-B27 XA 1.274%, 7/15/54 IO (l)	3,694,000	372,680
BFLD Trust,
Series 2020-EYP A 1.223%, 10/15/35 (l)§	700,000	704,375
BWAY Mortgage Trust,
Series 2013-1515 A2 3.454%, 3/10/33§	100,000	107,737
Series 2013-1515 C 3.446%, 3/10/33§	100,000	104,642
BX Commercial Mortgage Trust,
Series 2018-BIOA D 1.394%, 3/15/37 (l)§	100,000	100,125
Series 2019-XL D 1.523%, 10/15/36 (l)§	235,369	235,590
Series 2020-BXLP D 1.323%, 12/15/36 (l)§	97,049	97,049
Series 2020-VIV2 C 3.660%, 3/9/44 (l)§	200,000	212,284
Series 2020-VIV3 B 3.662%, 3/9/44 (l)§	20,000	21,790
Series 2020-VIV4 A 2.843%, 3/9/44§	290,000	305,192
Series 2021-VINO D 1.425%, 5/15/38 (l)§	200,000	199,937
BX Trust,
Series 2017-APPL E 3.223%, 7/15/34 (l)§	63,449	63,568
Series 2017-SLCT D 2.123%, 7/15/34 (l)§	36,101	36,192
Series 2017-SLCT E 3.223%, 7/15/34 (l)§	113,900	114,256
Series 2019-OC11 A 3.202%, 12/9/41§	10,000	10,778
Series 2019-OC11 D 4.075%, 12/9/41 (l)§	114,000	122,383
Series 2019-OC11 E 4.075%, 12/9/41 (l)§	325,000	341,052
Series 2021-SOAR D 1.500%, 6/15/38 (l)§	170,000	170,212
Series 2021-VIEW D 3.050%, 6/15/23 (l)§	120,000	120,000

See Notes to Financial Statements.

1350

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Principal Amount	Value (Note 1)
BXP Trust,
Series 2017-CC D 3.670%, 8/13/37 (l)§	$30,000	$31,682
Series 2017-GM D 3.539%, 6/13/39 (l)§	80,000	84,379
CAMB Commercial Mortgage Trust,
Series 2019-LIFE D 1.823%, 12/15/37 (l)§	100,000	100,157
CD Mortgage Trust,
Series 2017-CD3 A4 3.631%, 2/10/50	10,000	11,068
Series 2018-CD7 C 5.012%, 8/15/51 (l)	250,000	273,058
CFCRE Commercial Mortgage Trust,
Series 2016-C3 A3 3.865%, 1/10/48	10,000	11,022
Series 2016-C4 XA 1.799%, 5/10/58 IO (l)	640,028	42,129
Series 2016-C4 XB 0.867%, 5/10/58 IO (l)	110,000	3,644
Series 2017-C8 B 4.199%, 6/15/50 (l)	37,000	40,755
Series 2018-TAN A 4.236%, 2/15/33§	100,000	103,728
Series 2018-TAN C 5.295%, 2/15/33§	100,000	103,753
CHC Commercial Mortgage Trust,
Series 2019-CHC B 1.573%, 6/15/34 (l)§	101,261	101,008
Citigroup Commercial Mortgage Trust,
Series 2015-GC27 B 3.772%, 2/10/48	320,000	339,323
Series 2016-P3 C 5.049%, 4/15/49 (l)	10,000	10,488
Series 2016-P4 A4 2.902%, 7/10/49	175,000	186,924
Series 2016-P6 A5 3.720%, 12/10/49 (l)	160,000	178,182
Series 2017-C4 A4 3.471%, 10/12/50	20,000	22,034
Series 2018-C6 A4 4.412%, 11/10/51	30,000	35,066
Series 2019-C7 A4 3.102%, 12/15/72	10,000	10,903
Series 2019-PRM D 4.350%, 5/10/36§	100,000	103,779
Series 2020-420K D 3.422%, 11/10/42 (l)§	150,000	146,774
Series 2020-420K E 3.422%, 11/10/42 (l)§	150,000	140,024
Series 2020-420K X 0.912%, 11/10/42 IO (l)§	1,000,000	65,405
COMM 2015-CCRE24 Mortgage Trust,
Series 2015-CR24 B 4.525%, 8/10/48 (l)	105,000	115,117
Commercial Mortgage Pass-Through Certificates,
Series 2021-LBA A 0.763%, 3/15/38 (l)§	260,000	260,081
Commercial Mortgage Trust,
Series 2013-CR6 XA 1.145%, 3/10/46 IO (l)	509,413	4,706
Series 2013-GAM E 3.531%, 2/10/28 (l)§	100,000	95,686
Series 2013-LC13 B 5.009%, 8/10/46 (l)§	274,000	290,943
Series 2014-CR18 A4 3.550%, 7/15/47	8,492	8,950
Series 2014-CR21 A3 3.528%, 12/10/47	18,274	19,479
Series 2014-UBS5 B 4.514%, 9/10/47 (l)	130,000	139,852
Series 2015-3BP B 3.346%, 2/10/35 (l)§	300,000	318,182
Series 2015-3BP XA 0.168%, 2/10/35 IO (l)§	1,287,000	4,428
Series 2015-CR22 C 4.244%, 3/10/48 (l)	300,000	321,239
Series 2015-CR22 XA 1.022%, 3/10/48 IO (l)	3,176,928	84,468
Series 2015-CR26 ASB 3.373%, 10/10/48	1,689,990	1,773,402
Series 2015-DC1 XA 1.165%, 2/10/48 IO (l)	3,012,820	86,009
Series 2015-LC23 A4 3.774%, 10/10/48	20,000	22,023
Series 2016-COR1 ASB 2.972%, 10/10/49	1,000,000	1,052,594
Series 2017-COR2 D 3.000%, 9/10/50§	46,000	42,248
Series 2018-COR3 XD 1.750%, 5/10/51 IO (l)§	50,000	5,261
Series 2020-CX C 2.773%, 11/10/46 (l)§	303,000	310,569
Credit Suisse Mortgage Capital Certificates,
Series 2019-ICE4 B 1.303%, 5/15/36 (l)§	260,000	260,325
Series 2020-FACT C 2.673%, 10/15/37 (l)§	303,000	306,030
Series 2020-NET A 2.257%, 8/15/37§	282,000	290,167
Series 2020-NET D 3.828%, 8/15/37 (l)§	200,000	209,758
CSAIL Commercial Mortgage Trust,
Series 2015-C1 C 4.405%, 4/15/50 (l)	300,000	287,394
Series 2015-C1 XA 0.967%, 4/15/50 IO (l)	3,869,757	94,766
Series 2015-C2 A4 3.504%, 6/15/57	10,000	10,803
Series 2015-C4 D 3.714%, 11/15/48 (l)	70,000	71,445
Series 2016-C5 B 4.463%, 11/15/48 (l)	30,000	32,973
Series 2016-C5 C 4.783%, 11/15/48 (l)	90,000	96,500
Series 2017-CX10 XB 0.218%, 11/15/50 IO (l)	1,000,000	14,289
Series 2018-CX12 A4 4.224%, 8/15/51 (l)	10,000	11,479
Series 2018-CX12 C 4.921%, 8/15/51 (l)	58,000	64,180
Series 2019-C15 A4 4.053%, 3/15/52	50,000	57,138

See Notes to Financial Statements.

1351

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Principal Amount	Value (Note 1)
Series 2019-C16 C 4.237%, 6/15/52 (l)	$40,000	$41,429
Series 2019-C16 XA 1.722%, 6/15/52 IO (l)	989,891	98,639
Series 2019-C17 C 3.934%, 9/15/52	45,000	47,958
Series 2019-C17 XA 1.506%, 9/15/52 IO (l)	5,038,558	435,119
Series 2019-C17 XB 0.701%, 9/15/52 IO (l)	1,000,000	41,554
Series 2019-C18 D 2.500%, 12/15/52§	170,000	158,210
Series 2020-C19 A3 2.561%, 3/15/53	79,298	82,457
CSMC Trust,
Series 2017-PFHP A 1.023%, 12/15/30 (l)§	50,000	49,909
Series 2017-TIME A 3.646%, 11/13/39§	100,000	102,864
DBGS Mortgage Trust,
Series 2018-5BP B 1.053%, 6/15/33 (l)§	100,000	99,969
Series 2019-1735 X 0.431%, 4/10/37 IO (l)§	1,365,000	28,523
DBJPM Mortgage Trust,
Series 2016-C1 A4 3.276%, 5/10/49	20,000	21,552
Series 2017-C6 XD 1.000%, 6/10/50 IO (l)	300,000	15,642
DBUBS Mortgage Trust,
Series 2017-BRBK A 3.452%, 10/10/34§	60,000	64,391
Series 2017-BRBK D 3.648%, 10/10/34 (l)§	100,000	104,725
DOLP Trust,
Series 2021-NYC A 2.956%, 5/10/41§	1,000,000	1,069,432
Extended Stay America Trust,
Series 2021-ESH A 0.000%, 7/15/38 (l)§	2,100,000	2,105,903
Series 2021-ESH B 0.000%, 7/15/38 (l)§	310,000	311,065
Series 2021-ESH D 0.000%, 7/15/38 (l)§	300,000	302,155
FHLMC Multifamily Structured Pass-Through Certificates,
Series K053 A2 2.995%, 12/25/25	188,000	203,984
Series K099 X1 1.005%, 9/25/29 IO (l)	199,336	12,829
Series K104 X1 1.248%, 2/25/52 IO (l)	798,481	67,181
Series K105 X1 1.645%, 3/25/53 IO (l)	859,270	97,874
Series K107 X1 1.708%, 1/25/30 IO (l)	53	6
Series K109 X1 1.699%, 4/25/30 IO (l)	2,476,452	296,785
Series K110 X1 1.815%, 4/25/30 IO (l)	539,238	68,694
Series K111 X1 1.681%, 5/25/30 IO (l)	260,520	31,716
Series K113 X1 1.490%, 6/25/30 IO (l)	999,954	108,215
Series K115 X1 1.430%, 6/25/30 IO (l)	2,158,648	224,542
Series K120 X1 1.134%, 10/25/30 IO (l)	2,467,256	202,543
Series K121 X1 1.124%, 11/25/53 IO (l)	119,888	9,734
Series K122 X1 0.974%, 11/25/30 IO (l)	2,348,272	167,188
Series K-1517 A2 1.716%, 7/25/35	2,500,000	2,454,667
Series K722 X1 1.439%, 3/25/23 IO (l)	2,427,327	36,946
Series KL05 X1P 1.024%, 6/25/29 IO (l)	662,000	44,517
Series KL06 XFX 1.364%, 12/25/29 IO	170,000	15,644
FHLMC UMBS,
3.500%, 3/1/46	174,750	187,944
3.500%, 6/1/49	252,840	274,695
3.500%, 8/1/49	382,860	417,986
4.000%, 6/1/50	151,021	163,252
3.000%, 8/1/50	651,941	694,743
FNMA ACES,
Series 2020-M15 X1 1.687%, 9/25/31 IO (l)	4,793,889	621,836
FREMF Mortgage Trust,
Series 2018-K80 B 4.373%, 8/25/50 (l)§	20,000	22,732
FRESB Mortgage Trust,
Series 2018-SB53 A10F 3.660%, 6/25/28 (l)	21,065	22,883
GCT Commercial Mortgage Trust,
Series 2021-GCT C 1.773%, 2/15/38 (l)§	120,000	120,000
GNMA,
Series 2012-23 0.174%, 6/16/53 IO (l)	26,811	140
Series 2013-191 0.646%, 11/16/53 IO (l)	41,361	772
Series 2013-30 0.611%, 9/16/53 IO (l)	99,779	1,896
Series 2013-63 0.757%, 9/16/51 IO (l)	148,219	4,455
Series 2015-22 0.549%, 3/16/55 IO (l)	84,222	2,204
Series 2016-26 0.762%, 2/16/58 IO (l)	289,693	11,802
Series 2016-96 0.842%, 12/16/57 IO (l)	52,381	2,596
Series 2021-20 1.117%, 8/16/62 IO (l)	6,611,111	640,094
Series 2021-22 0.989%, 5/16/63 IO (l)	7,064,148	623,193
Series 2021-52 0.848%, 4/16/63 IO (l)	7,887,335	650,110
Series 2021-71 0.897%, 10/16/62 IO (l)	7,901,278	676,556
Grace Trust,
Series 2020-GRCE D 2.769%, 12/10/40 (l)§	307,000	299,529

See Notes to Financial Statements.

1352

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Principal Amount	Value (Note 1)
Great Wolf Trust,
Series 2019-WOLF E 2.805%, 12/15/36 (l)§	$254,000	$249,239
Series 2019-WOLF F 3.204%, 12/15/36 (l)§	254,000	249,238
GS Mortgage Securities Corp. II,
Series 2005-ROCK A 5.366%, 5/3/32§	50,000	57,037
GS Mortgage Securities Corp. Trust,
Series 2017-GPTX A 2.856%, 5/10/34§	100,000	99,975
Series 2018-TWR A 0.973%, 7/15/31 (l)§	110,000	109,725
Series 2018-TWR D 1.673%, 7/15/31 (l)§	110,000	107,585
Series 2019-BOCA A 1.273%, 6/15/38 (l)§	100,000	100,188
Series 2019-SOHO A 0.973%, 6/15/36 (l)§	50,000	50,000
Series 2019-SOHO E 1.948%, 6/15/36 (l)§	246,000	241,695
Series 2020-TWN3 B 2.573%, 11/15/37 (l)§	100,000	100,438
Series 2020-TWN3 D 3.773%, 11/15/37 (l)§	100,000	100,439
GS Mortgage Securities Trust,
Series 2012-GCJ9 C 4.448%, 11/10/45 (l)§	20,000	20,390
Series 2014-GC20 B 4.529%, 4/10/47 (l)	30,000	31,175
Series 2015-GC28 XA 1.131%, 2/10/48 IO (l)	2,732,343	82,042
Series 2015-GC32 C 4.569%, 7/10/48 (l)	10,000	10,661
Series 2015-GS1 A3 3.734%, 11/10/48	10,000	11,002
Series 2015-GS1 XA 0.908%, 11/10/48 IO (l)	1,889,629	56,716
Series 2016-GS3 XA 1.340%, 10/10/49 IO (l)	298,208	15,978
Series 2017-GS7 D 3.000%, 8/10/50§	10,000	9,517
Series 2017-GS7 E 3.000%, 8/10/50§	10,000	8,971
Series 2017-GS7 XA 1.263%, 8/10/50 IO (l)	2,485,736	133,324
Series 2018-GS9 C 4.506%, 3/10/51 (l)	375,000	409,676
Series 2019-GSA1 C 3.932%, 11/10/52 (l)	10,000	10,654
Series 2019-GSA1 XA 0.956%, 11/10/52 IO (l)	1,193,615	71,109
Series 2020-GC45 XA 0.789%, 2/13/53 IO (l)	3,320,364	156,718
HMH Trust,
Series 2017-NSS A 3.062%, 7/5/31§	110,000	107,984
HPLY Trust,
Series 2019-HIT F 3.223%, 11/15/36 (l)§	200,130	196,128
IMT Trust,
Series 2017-APTS AFX 3.478%, 6/15/34§	100,000	107,238
Series 2017-APTS BFL 1.023%, 6/15/34 (l)§	108,433	108,407
Series 2017-APTS CFL 1.173%, 6/15/34 (l)§	108,433	108,504
Series 2017-APTS DFX 3.613%, 6/15/34 (l)§	100,000	96,041
J.P. Morgan Chase Commercial Mortgage Securities Corp.,
Series 2021-MHC D 1.773%, 4/15/38 (l)§	90,000	90,197
JP Morgan Chase Commercial Mortgage Securities Corp.,
Series 2017-FL10 D 1.973%, 6/15/32 (l)§	8,010	7,857
Series 2018-AON A 4.128%, 7/5/31§	36,000	38,175
JP Morgan Chase Commercial Mortgage Securities Trust,
Series 2012-CBX A4FL 1.382%, 6/15/45 (l)§	52,542	52,812
Series 2015-JP1 C 4.888%, 1/15/49 (l)	100,000	108,915
Series 2016-JP3 B 3.397%, 8/15/49 (l)	331,000	349,532
Series 2016-JP3 XC 0.750%, 8/15/49 IO (l)§	240,000	8,430
Series 2018-LAQ A 1.073%, 6/15/32 (l)§	235,710	235,857
Series 2018-PHH A 2.560%, 6/15/35 (l)§	106,599	106,491
Series 2018-WPT DFX 5.350%, 7/5/33§	60,000	63,111
Series 2018-WPT EFX 5.542%, 7/5/33 (l)§	120,000	123,831
Series 2018-WPT FFX 5.542%, 7/5/33 (l)§	181,000	184,342
Series 2020-609M D 2.843%, 10/15/33 (l)§	130,000	130,447
Series 2020-ACE C 3.817%, 1/10/37 (l)§	187,000	184,795
Series 2020-LOOP E 3.990%, 12/5/38 (l)§	181,000	180,599
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C22 B 4.705%, 9/15/47 (l)	150,000	155,714
Series 2014-C23 D 4.133%, 9/15/47 (l)§	365,000	367,494
Series 2014-C25 XA 0.987%, 11/15/47 IO (l)	3,056,091	74,411
Series 2015-C27 D 3.944%, 2/15/48 (l)§	300,000	270,298
Series 2015-C32 XA 1.358%, 11/15/48 IO (l)	1,701,450	53,021
Series 2015-C33 C 4.765%, 12/15/48 (l)	221,000	236,961
Series 2015-C33 D1 4.265%, 12/15/48 (l)§	200,000	182,528
JPMCC Commercial Mortgage Securities Trust,
Series 2017-JP6 A5 3.490%, 7/15/50	20,000	22,014
Series 2017-JP6 C 3.908%, 7/15/50 (l)	350,000	367,842

See Notes to Financial Statements.

1353

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Principal Amount	Value (Note 1)
Series 2017-JP7 B 4.050%, 9/15/50	$10,000	$11,047
Series 2019-COR5 A3 3.123%, 6/13/52	20,000	21,503
Series 2019-COR5 C 3.750%, 6/13/52	16,000	16,716
JPMDB Commercial Mortgage Securities Trust,
Series 2016-C2 XA 1.710%, 6/15/49 IO (l)	1,459,572	79,288
Series 2016-C4 XC 0.750%, 12/15/49 IO (l)§	1,800,000	64,795
Series 2018-C8 A4 4.211%, 6/15/51	10,000	11,503
Series 2020-COR7 B 3.294%, 5/13/53 (l)	298,000	318,913
Series 2020-COR7 XA 1.782%, 5/13/53 IO (l)	2,558,641	277,639
Ladder Capital Commercial Mortgage Mortgage Trust,
Series 2013-GCP XA 1.340%, 2/15/36 IO (l)§	973,270	64,884
LCCM,
Series 2017-LC26 C 4.706%, 7/12/50§	300,000	316,594
LSTAR Commercial Mortgage Trust,
Series 2017-5 X 1.139%, 3/10/50 IO (l)§	2,820,558	77,524
MF1 Multifamily Housing Mortgage Loan Trust,
Series 2020-FL3 A 2.174%, 7/15/35 (l)§	240,166	242,417
Series 2021-FL5 A 0.974%, 7/15/36 (l)§	700,000	699,345
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2014-C14 C 5.218%, 2/15/47 (l)	65,000	69,021
Series 2015-C20 ASB 3.069%, 2/15/48	683,931	708,225
Series 2015-C20 B 4.160%, 2/15/48	150,000	161,141
Series 2015-C20 C 4.606%, 2/15/48 (l)	150,000	160,142
Series 2015-C20 XA 1.423%, 2/15/48 IO (l)	2,378,186	84,536
Series 2015-C23 A4 3.719%, 7/15/50	15,000	16,443
Series 2015-C25 C 4.677%, 10/15/48 (l)	70,000	76,149
Series 2015-C27 ASB 3.557%, 12/15/47	439,737	464,619
Series 2016-C31 ASB 2.952%, 11/15/49	1,000,000	1,052,499
Series 2016-C31 C 4.433%, 11/15/49 (l)	215,000	221,416
Series 2016-C32 A4 3.720%, 12/15/49	166,000	184,904
Series 2017-C33 C 4.558%, 5/15/50 (l)	40,000	42,321
Morgan Stanley Capital I Trust,
Series 2007-T27 AJ 6.215%, 6/11/42 (l)	16,703	17,060
Series 2017-H1 B 4.075%, 6/15/50	198,000	218,798
Series 2017-H1 D 2.546%, 6/15/50§	210,000	175,205
Series 2017-H1 XD 2.323%, 6/15/50 IO (l)§	300,000	33,497
Series 2017-HR2 D 2.730%, 12/15/50	210,000	182,450
Series 2018-H3 C 5.011%, 7/15/51 (l)	10,000	11,356
Series 2018-H3 D 3.000%, 7/15/51§	17,000	15,974
Series 2018-H4 C 5.244%, 12/15/51 (l)	10,000	11,036
Series 2018-L1 A3 4.139%, 10/15/51	10,000	11,349
Series 2018-MP A 4.419%, 7/11/40 (l)§	219,000	248,129
Series 2019-H6 XB 0.870%, 6/15/52 IO (l)	1,000,000	52,046
Series 2019-L2 XA 1.190%, 3/15/52 IO (l)	2,902,490	191,697
Series 2019-L3 XA 0.764%, 11/15/52 IO (l)	4,529,651	219,179
Series 2020-L4 B 3.082%, 2/15/53	207,000	220,298
Natixis Commercial Mortgage Securities Trust,
Series 2018-FL1 A 1.023%, 6/15/35 (l)§	210,717	208,465
Series 2018-SOX A 4.404%, 6/17/38§	100,000	111,273
Olympic Tower Mortgage Trust,
Series 2017-OT XA 0.511%, 5/10/39 IO (l)§	1,000,000	21,817
One Market Plaza Trust,
Series 2017-1MKT D 4.146%, 2/10/32§	100,000	101,522
Series 2017-1MKT XCP 0.218%, 2/10/32 IO (l)§	1,000,000	1,052
Series 2017-1MKT XNCP 0.000%, 2/10/32 IO (l)§	200,000	—
PFP Ltd.,
Series 2019-6 A 1.125%, 4/14/37 (l)§	170,400	170,348
SG Commercial Mortgage Securities Trust,
Series 2019-PREZ D 3.593%, 9/15/39 (l)§	30,000	30,564
SLG Office Trust,
Series 2021-OVA A 2.585%, 7/15/41§	425,000	443,192
TPGI Trust,
Series 2021-DGWD D 1.600%, 6/15/26 (l)§	270,000	270,000
UBS Commercial Mortgage Trust,
Series 2017-C2 C 4.295%, 8/15/50 (l)	366,000	389,581
Series 2018-C12 B 4.787%, 8/15/51 (l)	75,000	86,129
Series 2018-C8 C 4.858%, 2/15/51 (l)	226,000	253,943
Series 2019-C17 XA 1.625%, 10/15/52 IO (l)	986,885	96,129
Series 2019-C18 XA 1.170%, 12/15/52 IO (l)	987,737	65,917

See Notes to Financial Statements.

1354

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Principal Amount		Value (Note 1)
UBS-Barclays Commercial Mortgage Trust,
Series 2012-C3 D 5.206%, 8/10/49 (l)§		$10,000	$10,177
Velocity Commercial Capital Loan Trust,
Series 2019-1 A 3.760%, 3/25/49 (l)§		666,902	710,811
VNDO Trust,
Series 2016-350P D 4.033%, 1/10/35 (l)§		100,000	102,569
Wells Fargo Commercial Mortgage Trust,
Series 2015-C27 C 3.894%, 2/15/48		150,000	145,446
Series 2015-C27 XA 1.028%, 2/15/48 IO (l)		3,494,036	91,147
Series 2015-LC20 C 4.056%, 4/15/50 (l)		219,000	228,890
Series 2015-NXS1 XA 1.231%, 5/15/48 IO (l)		2,018,836	70,713
Series 2015-NXS2 XA 0.804%, 7/15/58 IO (l)		3,636,160	79,446
Series 2016-BNK1 XD 1.398%, 8/15/49 IO (l)§		1,000,000	57,541
Series 2016-C32 A3FL 1.502%, 1/15/59 (l)		38,053	38,333
Series 2016-C33 C 3.896%, 3/15/59		129,000	134,310
Series 2016-C33 XA 1.779%, 3/15/59 IO (l)		1,013,640	63,488
Series 2016-C34 A3FL 1.122%, 6/15/49 (l)§		30,000	30,578
Series 2016-C35 B 3.438%, 7/15/48		325,000	344,465
Series 2017-C38 XA 1.163%, 7/15/50 IO (l)		2,512,865	120,381
Series 2017-C39 D 4.493%, 9/15/50 (l)§		10,000	9,247
Series 2017-C39 XA 1.253%, 9/15/50 IO (l)		2,454,756	128,760
Series 2017-C41 B 4.188%, 11/15/50 (l)		220,000	234,273
Series 2017-C42 B 4.002%, 12/15/50 (l)		250,000	274,384
Series 2017-HSDB A 0.923%, 12/13/31 (l)§		100,000	98,168
Series 2018-C45 C 4.727%, 6/15/51		20,000	21,259
Series 2018-C46 B 4.633%, 8/15/51		24,000	27,553
Series 2019-C49 B 4.546%, 3/15/52		90,000	103,806
Series 2019-C49 C 4.866%, 3/15/52 (l)		80,000	89,936
Series 2019-C50 B 4.192%, 5/15/52		150,000	167,505
Series 2019-C50 C 4.345%, 5/15/52		25,000	26,478
Series 2019-C50 XA 1.581%, 5/15/52 IO (l)		947,660	80,522
Series 2020-C55 AS 2.937%, 2/15/53		207,000	217,933
Series 2020-C55 XA 1.439%, 2/15/53 IO (l)		4,074,104	373,696
Series 2020-C56 XA 1.548%, 6/15/53 IO (l)		3,745,659	368,869
Series 2020-C58 XA 2.011%, 7/15/53 IO (l)		2,304,206	323,219
Series 2020-SDAL D 2.163%, 2/15/37 (l)§		40,000	38,800
Series 2021-C59 XA 1.689%, 4/15/54 IO (l)		3,031,327	361,485
Series 2021-FCMT D 3.573%, 5/15/31 (l)§		110,000	110,275
Series 2021-SAVE C 1.873%, 2/15/40 (l)§		159,079	160,073
Series 2021-SAVE D 2.573%, 2/15/40 (l)§		159,079	160,669
Series 2021-SAVE E 3.723%, 2/15/40 (l)§		159,079	160,669

Total Commercial Mortgage-Backed Securities			61,540,788

Corporate Bonds (27.2%)
Communication Services (1.9%)
Diversified Telecommunication Services (0.9%)
Altice France SA
7.375%, 5/1/26§		200,000	207,986
AT&T, Inc.
3.400%, 5/15/25		150,000	163,626
3.800%, 2/15/27		100,000	110,977
4.250%, 3/1/27		150,000	170,161
4.100%, 2/15/28		220,000	249,968
4.350%, 3/1/29		918,000	1,059,546
4.300%, 2/15/30		427,000	494,887
2.750%, 6/1/31		213,000	220,760
2.250%, 2/1/32		712,000	700,193
2.550%, 12/1/33§		242,000	239,977
4.500%, 5/15/35		600,000	703,384
2.600%, 5/19/38	EUR	125,000	169,653
3.500%, 9/15/53§		$256,000	257,484
3.650%, 9/15/59§		76,000	77,165
3.850%, 6/1/60		74,000	77,262
3.500%, 2/1/61		106,000	102,769
Deutsche Telekom International Finance BV
3.600%, 1/19/27§		150,000	165,442
Level 3 Financing, Inc.
3.400%, 3/1/27§		600,000	637,230
Verizon Communications, Inc.
0.750%, 3/22/24		35,000	35,153
0.850%, 11/20/25		50,000	49,360
1.450%, 3/20/26		40,000	40,353
4.125%, 3/16/27		150,000	170,066
2.100%, 3/22/28		331,000	338,037
4.329%, 9/21/28		778,000	903,448
3.150%, 3/22/30		305,000	323,712
1.500%, 9/18/30		528,000	502,274
1.680%, 10/30/30		271,000	257,529
2.550%, 3/21/31		961,000	983,176
4.272%, 1/15/36		15,000	17,921
2.650%, 11/20/40		259,000	249,853
3.400%, 3/22/41		160,000	169,030
3.850%, 11/1/42		25,000	27,760
4.862%, 8/21/46		28,000	36,360

See Notes to Financial Statements.

1355

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Principal Amount		Value (Note 1)
3.550%, 3/22/51		$104,000	$110,935
3.700%, 3/22/61		101,000	108,114

			10,131,551

Entertainment (0.2%)
Activision Blizzard, Inc. 3.400%, 6/15/27		10,000	10,980
1.350%, 9/15/30		173,000	161,882
2.500%, 9/15/50		78,000	69,847
Electronic Arts, Inc. 1.850%, 2/15/31		700,000	675,820
NBCUniversal Media LLC 4.450%, 1/15/43		32,000	39,350
TWDC Enterprises 18 Corp.
2.350%, 12/1/22		45,000	46,199
3.150%, 9/17/25		75,000	81,558
Walt Disney Co. (The)
3.000%, 9/15/22		36,000	37,127
3.800%, 3/22/30		250,000	285,696
2.650%, 1/13/31		600,000	630,176
2.750%, 9/1/49		163,000	159,669
4.700%, 3/23/50		21,000	28,099

			2,226,403

Interactive Media & Services (0.0%)
Alphabet, Inc. 0.450%, 8/15/25		110,000	108,730
Baidu, Inc. 2.875%, 7/6/22		200,000	204,100

			312,830

Media (0.5%)
Charter Communications Operating LLC
4.908%, 7/23/25		200,000	225,930
6.384%, 10/23/35		39,000	52,181
6.484%, 10/23/45		377,000	519,551
5.375%, 5/1/47		30,000	36,830
5.750%, 4/1/48		89,000	113,415
3.850%, 4/1/61		88,000	86,373
4.400%, 12/1/61		71,000	76,353
Comcast Corp.
3.700%, 4/15/24		55,000	59,616
3.150%, 3/1/26		125,000	135,889
3.300%, 4/1/27		353,000	389,445
4.150%, 10/15/28		245,000	284,358
2.650%, 2/1/30		834,000	878,471
3.400%, 4/1/30		226,000	249,754
1.950%, 1/15/31		166,000	163,191
3.250%, 11/1/39		105,000	111,366
3.969%, 11/1/47		96,000	112,109
3.999%, 11/1/49		122,000	143,694
3.450%, 2/1/50		165,000	179,313
Cox Communications, Inc.
3.600%, 6/15/51§		127,000	133,878
Discovery Communications LLC 2.950%, 3/20/23		40,000	41,618
3.800%, 3/13/24		50,000	53,638
3.900%, 11/15/24		50,000	54,330
1.900%, 3/19/27	EUR	108,000	136,990
Fox Corp. 4.709%, 1/25/29		$100,000	117,704
Interpublic Group of Cos., Inc. (The)
4.650%, 10/1/28		15,000	17,641
4.750%, 3/30/30		73,000	86,466
ViacomCBS, Inc. 3.700%, 8/15/24		62,000	66,714
4.950%, 1/15/31		200,000	240,876
4.375%, 3/15/43		46,000	53,056
5.850%, 9/1/43		79,000	107,863
WPP Finance 2010 3.625%, 9/7/22		27,000	28,003

			4,956,616

Wireless Telecommunication Services (0.3%)
Empresa Nacional de Telecomunicaciones SA
4.750%, 8/1/26§		200,000	221,475
Rogers Communications, Inc. 4.100%, 10/1/23		50,000	53,439
Sprint Spectrum Co. LLC 3.360%, 9/20/21 (e)§		68,625	68,968
T-Mobile USA, Inc. 3.500%, 4/15/25		200,000	216,126
3.750%, 4/15/27		501,000	551,601
3.875%, 4/15/30		1,182,000	1,316,795
Vodafone Group plc 4.375%, 5/30/28		200,000	232,916
5.250%, 5/30/48		61,000	79,687
4.875%, 6/19/49		241,000	302,562

			3,043,569

Total Communication Services			20,670,969

Consumer Discretionary (1.6%)
Auto Components (0.0%)
Aptiv Corp. 4.150%, 3/15/24		40,000	43,332
Magna International, Inc. 2.450%, 6/15/30		52,000	53,155

			96,487

Automobiles (0.7%)
BMW US Capital LLC 2.550%, 4/1/31 (x)§		156,000	163,057
Daimler Finance North America LLC
3.750%, 11/5/21§		700,000	708,139
2.550%, 8/15/22§		700,000	716,484
Ford Credit Canada Co.
(CDOR03 + 3.03%), 3.465%, 1/10/22 (k)	CAD	900,000	732,212
General Motors Co.
6.125%, 10/1/25		$318,000	376,089
5.000%, 10/1/28		42,000	49,219
Hyundai Capital America
3.950%, 2/1/22§		100,000	101,963
1.150%, 11/10/22§		700,000	703,507
2.375%, 2/10/23§		135,000	138,412
0.800%, 4/3/23§		700,000	699,541
Nissan Motor Acceptance Corp.
3.650%, 9/21/21§		650,000	654,437
2.750%, 3/9/28§		828,000	836,145

See Notes to Financial Statements.

1356

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Principal Amount		Value (Note 1)
Nissan Motor Co. Ltd. 3.201%, 9/17/28 (m)	EUR	500,000	$670,777
4.810%, 9/17/30§		$1,103,000	1,244,570

			7,794,552

Hotels, Restaurants & Leisure (0.4%)
Booking Holdings, Inc. 2.750%, 3/15/23		50,000	51,871
Choice Hotels International, Inc. 3.700%, 12/1/29		600,000	650,385
Expedia Group, Inc. 6.250%, 5/1/25§		620,000	719,352
5.000%, 2/15/26		310,000	352,238
3.250%, 2/15/30		236,000	246,772
Las Vegas Sands Corp. 3.200%, 8/8/24		100,000	104,855
Marriott International, Inc.
Series FF 4.625%, 6/15/30		25,000	28,823
Series HH 2.850%, 4/15/31		89,000	90,344
Series X 4.000%, 4/15/28		25,000	27,511
McDonald’s Corp. 3.350%, 4/1/23		15,000	15,716
1.450%, 9/1/25		55,000	56,109
3.700%, 1/30/26		75,000	83,472
2.625%, 9/1/29		179,000	188,440
2.125%, 3/1/30		55,000	55,641
3.600%, 7/1/30		104,000	117,081
4.450%, 9/1/48		136,000	169,441
Sands China Ltd. 5.400%, 8/8/28		200,000	231,588
Starbucks Corp. 2.450%, 6/15/26		50,000	52,782
3.550%, 8/15/29		100,000	112,189
2.250%, 3/12/30		211,000	214,136
2.550%, 11/15/30		700,000	725,618

			4,294,364

Household Durables (0.1%)
DR Horton, Inc. 4.375%, 9/15/22		400,000	414,105
2.600%, 10/15/25		50,000	52,598
Leggett & Platt, Inc. 3.500%, 11/15/27		25,000	27,097
Lennar Corp. 4.125%, 1/15/22		180,000	181,801
5.250%, 6/1/26		130,000	150,052
4.750%, 11/29/27		100,000	115,497
Mohawk Industries, Inc. 3.625%, 5/15/30		25,000	27,364
NVR, Inc. 3.950%, 9/15/22		27,000	27,819
PulteGroup, Inc. 5.500%, 3/1/26		56,000	65,598
Whirlpool Corp. 4.000%, 3/1/24		30,000	32,585

			1,094,516

Internet & Direct Marketing Retail (0.2%)
Alibaba Group Holding Ltd. 3.400%, 12/6/27		200,000	218,694
Amazon.com, Inc. 2.400%, 2/22/23		100,000	103,278
0.450%, 5/12/24		25,000	24,953
3.800%, 12/5/24		50,000	55,150
5.200%, 12/3/25 (x)		100,000	118,085
1.000%, 5/12/26 (x)		50,000	50,020
3.150%, 8/22/27		50,000	55,128
1.650%, 5/12/28		270,000	271,172
1.500%, 6/3/30		85,000	83,372
2.100%, 5/12/31		50,000	50,843
eBay, Inc. 1.900%, 3/11/25		70,000	72,167
1.400%, 5/10/26		305,000	305,908

			1,408,770

Leisure Products (0.0%)
Hasbro, Inc. 2.600%, 11/19/22		211,000	216,846
3.500%, 9/15/27		15,000	16,323

			233,169

Multiline Retail (0.0%)
Dollar General Corp. 4.150%, 11/1/25		75,000	84,088
Dollar Tree, Inc. 4.000%, 5/15/25		100,000	110,322
Target Corp. 3.375%, 4/15/29		100,000	112,240

			306,650

Specialty Retail (0.2%)
AutoNation, Inc. 3.500%, 11/15/24		25,000	26,796
Home Depot, Inc. (The) 2.125%, 9/15/26		65,000	68,283
0.900%, 3/15/28 (x)		65,000	63,342
2.950%, 6/15/29		336,000	366,250
Lowe’s Cos., Inc. 4.000%, 4/15/25		395,000	437,144
2.500%, 4/15/26		100,000	106,121
1.300%, 4/15/28		59,000	57,460
3.650%, 4/5/29		369,000	412,536
O’Reilly Automotive, Inc. 4.350%, 6/1/28		50,000	58,028
Ross Stores, Inc. 0.875%, 4/15/26		50,000	48,944

			1,644,904

Textiles, Apparel & Luxury Goods (0.0%)
NIKE, Inc. 2.250%, 5/1/23		36,000	37,096
Ralph Lauren Corp. 2.950%, 6/15/30		15,000	15,967
VF Corp. 2.950%, 4/23/30		200,000	211,579

			264,642

Total Consumer Discretionary			17,138,054

Consumer Staples (1.2%)
Beverages (0.5%)
Anheuser-Busch Cos. LLC 4.700%, 2/1/36		346,000	424,853

See Notes to Financial Statements.

1357

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Principal Amount		Value (Note 1)
Anheuser-Busch InBev Worldwide, Inc.
4.000%, 4/13/28		$505,000	$575,701
4.750%, 1/23/29		250,000	297,573
3.500%, 6/1/30		474,000	527,338
3.750%, 7/15/42		67,000	73,203
4.500%, 6/1/50		600,000	730,366
Bacardi Ltd. 4.450%, 5/15/25§		500,000	555,100
Coca-Cola Co. (The) 2.900%, 5/25/27		50,000	54,474
2.125%, 9/6/29		200,000	206,400
2.000%, 3/5/31		65,000	65,740
2.500%, 6/1/40		71,000	70,302
1.000%, 3/9/41	EUR	100,000	115,676
2.875%, 5/5/41		$27,000	27,953
Constellation Brands, Inc. 2.650%, 11/7/22		100,000	102,683
4.250%, 5/1/23		25,000	26,636
Diageo Capital plc 2.375%, 10/24/29		200,000	207,464
Keurig Dr Pepper, Inc. 4.057%, 5/25/23		100,000	106,532
3.200%, 5/1/30		166,000	179,672
Molson Coors Beverage Co. 3.000%, 7/15/26		100,000	107,078
PepsiCo, Inc. 2.750%, 3/1/23		62,000	64,479
2.750%, 4/30/25		75,000	80,162
3.000%, 10/15/27		100,000	109,686
2.750%, 3/19/30		200,000	215,605
Suntory Holdings Ltd. 2.550%, 6/28/22§		400,000	407,702

			5,332,378

Food & Staples Retailing (0.2%)
7-Eleven, Inc. 1.800%, 2/10/31§		700,000	669,164
Alimentation Couche-Tard, Inc. 3.550%, 7/26/27§		155,000	169,873
Costco Wholesale Corp. 1.600%, 4/20/30		200,000	197,013
Kroger Co. (The) 2.800%, 8/1/22		25,000	25,587
2.650%, 10/15/26		50,000	53,042
4.500%, 1/15/29		25,000	29,564
Sysco Corp. 5.650%, 4/1/25		800,000	928,009
3.250%, 7/15/27		50,000	54,240
Walgreens Boots Alliance, Inc. 3.800%, 11/18/24		50,000	54,677
3.450%, 6/1/26		75,000	81,544
Walmart, Inc. 2.550%, 4/11/23		54,000	55,921
3.400%, 6/26/23		25,000	26,458
3.300%, 4/22/24		37,000	39,660
2.650%, 12/15/24		50,000	53,333
3.050%, 7/8/26		40,000	43,785
3.700%, 6/26/28		50,000	56,949
3.250%, 7/8/29		200,000	223,736
2.375%, 9/24/29		25,000	26,469

			2,789,024

Food Products (0.2%)
Archer-Daniels-Midland Co. 2.500%, 8/11/26		50,000	53,120
Bunge Ltd. Finance Corp. 4.350%, 3/15/24		50,000	54,379
2.750%, 5/14/31		25,000	25,287
Campbell Soup Co. 3.650%, 3/15/23		15,000	15,760
4.150%, 3/15/28		25,000	28,474
Conagra Brands, Inc. 3.200%, 1/25/23		15,000	15,526
4.850%, 11/1/28		225,000	267,762
Danone SA 2.589%, 11/2/23§		600,000	625,418
General Mills, Inc. 2.600%, 10/12/22		25,000	25,635
3.700%, 10/17/23		20,000	21,359
4.200%, 4/17/28		215,000	248,019
Hershey Co. (The) 3.375%, 5/15/23		25,000	26,314
Hormel Foods Corp. 1.700%, 6/3/28		70,000	70,330
J M Smucker Co. (The) 2.375%, 3/15/30		15,000	15,267
Kellogg Co. 2.650%, 12/1/23		42,000	44,094
Mondelez International, Inc. 2.750%, 4/13/30		308,000	324,183
Unilever Capital Corp. 2.900%, 5/5/27		100,000	108,622

			1,969,549

Household Products (0.0%)
Clorox Co. (The) 3.500%, 12/15/24		25,000	27,142
1.800%, 5/15/30		44,000	43,273
Colgate-Palmolive Co. 3.250%, 3/15/24		62,000	66,492
Kimberly-Clark Corp. 3.950%, 11/1/28		10,000	11,572
3.200%, 4/25/29		50,000	55,437
Procter & Gamble Co. (The) 0.550%, 10/29/25		50,000	49,333
1.200%, 10/29/30		50,000	47,626

			300,875

Personal Products (0.0%)
Estee Lauder Cos., Inc. (The) 2.000%, 12/1/24		10,000	10,442
1.950%, 3/15/31		45,000	44,944

			55,386

Tobacco (0.3%)
Altria Group, Inc. 4.400%, 2/14/26		101,000	113,941
2.625%, 9/16/26		97,000	101,637
4.800%, 2/14/29 (x)		74,000	85,867
3.400%, 5/6/30		66,000	69,721
3.125%, 6/15/31	EUR	300,000	409,074
2.450%, 2/4/32		$153,000	147,666
5.800%, 2/14/39		78,000	96,433
4.500%, 5/2/43		73,000	78,778
6.200%, 2/14/59		11,000	14,271

See Notes to Financial Statements.

1358

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Principal Amount		Value (Note 1)
BAT Capital Corp. 3.222%, 8/15/24		$50,000	$53,111
3.215%, 9/6/26		45,000	47,761
3.557%, 8/15/27		100,000	106,837
2.259%, 3/25/28		225,000	223,798
4.906%, 4/2/30		387,000	445,613
2.726%, 3/25/31		31,000	30,513
5.282%, 4/2/50		32,000	37,074
Imperial Brands Finance plc 3.125%, 7/26/24§		500,000	525,340
Philip Morris International, Inc. 2.625%, 3/6/23		36,000	37,364
3.250%, 11/10/24		150,000	161,967
1.450%, 8/1/39	EUR	125,000	143,745
Reynolds American, Inc. 4.450%, 6/12/25		$100,000	110,850
5.850%, 8/15/45		42,000	51,126

			3,092,487

Total Consumer Staples			13,539,699

Energy (1.6%)
Energy Equipment & Services (0.0%)
Baker Hughes a GE Co. LLC 3.337%, 12/15/27		100,000	109,322
Halliburton Co. 3.500%, 8/1/23		3,000	3,161
3.800%, 11/15/25 (x)		7,000	7,734
Odebrecht Drilling Norbe VIII/IX Ltd.
6.350%, 12/1/21 (m)		4,003	3,967
7.350%, 12/1/26 PIK (m)		194,230	98,321
7.350%, 12/1/26 PIK§		484	245
Odebrecht Offshore Drilling Finance Ltd.
6.720%, 12/1/22§		51,546	51,015
7.720%, 12/1/26 PIK§		563,114	131,509
Odebrecht Oil & Gas Finance Ltd.
(Zero Coupon), 12/31/64 (y)§		163,662	2,449
Schlumberger Finance Canada Ltd.
1.400%, 9/17/25		25,000	25,297
Schlumberger Investment SA 2.650%, 6/26/30		200,000	209,914

			642,934

Oil, Gas & Consumable Fuels (1.6%)
Boardwalk Pipelines LP 4.800%, 5/3/29		20,000	23,200
3.400%, 2/15/31		500,000	530,763
BP Capital Markets America, Inc.
3.790%, 2/6/24		30,000	32,377
3.194%, 4/6/25		40,000	43,085
3.588%, 4/14/27		100,000	110,765
4.234%, 11/6/28		200,000	232,083
3.379%, 2/8/61		20,000	20,110
BP Capital Markets plc 2.500%, 11/6/22		27,000	27,760
3.814%, 2/10/24		244,000	263,940
3.119%, 5/4/26		75,000	80,176
3.279%, 9/19/27		50,000	54,631
Cameron LNG LLC 3.302%, 1/15/35§		278,000	298,599
3.402%, 1/15/38§		95,000	100,272
Canadian Natural Resources Ltd. 2.950%, 1/15/23		50,000	51,787
Cenovus Energy, Inc. 4.000%, 4/15/24		100,000	107,055
Cheniere Corpus Christi Holdings LLC
7.000%, 6/30/24		180,000	205,920
5.875%, 3/31/25		51,000	58,344
5.125%, 6/30/27		424,000	493,803
3.700%, 11/15/29		230,000	250,464
Chevron Corp. 2.355%, 12/5/22		27,000	27,648
3.191%, 6/24/23		75,000	78,670
2.895%, 3/3/24		150,000	158,861
2.954%, 5/16/26		50,000	54,147
Chevron USA, Inc. 0.687%, 8/12/25		65,000	64,455
5.250%, 11/15/43		70,000	94,947
Cimarex Energy Co. 4.375%, 3/15/29		100,000	113,521
CNOOC Finance 2013 Ltd. 3.000%, 5/9/23		128,000	132,664
ConocoPhillips Co. 6.950%, 4/15/29		200,000	272,356
Devon Energy Corp. 5.850%, 12/15/25		23,000	27,007
4.500%, 1/15/30§		25,000	27,203
Diamondback Energy, Inc. 2.875%, 12/1/24		30,000	31,575
3.500%, 12/1/29		217,000	232,390
Eastern Gas Transmission & Storage, Inc.
4.800%, 11/1/43§		25,000	—
Ecopetrol SA 5.875%, 9/18/23		75,000	81,052
5.375%, 6/26/26		130,000	143,338
6.875%, 4/29/30		216,000	259,904
Enbridge, Inc.
(ICE LIBOR USD 3 Month + 0.50%), 0.655%, 2/18/22 (k)		600,000	601,627
3.700%, 7/15/27		50,000	55,156
Energy Transfer LP 5.875%, 1/15/24		100,000	110,308
4.050%, 3/15/25		100,000	108,491
2.900%, 5/15/25		700,000	735,805
3.750%, 5/15/30		100,000	108,661
Enterprise Products Operating LLC 3.350%, 3/15/23		64,000	66,658
3.700%, 2/15/26		100,000	110,679
2.800%, 1/31/30		30,000	31,665
EOG Resources, Inc. 4.150%, 1/15/26		27,000	30,384
4.375%, 4/15/30		200,000	236,863
Equinor ASA 1.750%, 1/22/26		55,000	56,604
3.625%, 9/10/28		100,000	112,452
Exxon Mobil Corp. 1.571%, 4/15/23		200,000	204,073
2.019%, 8/16/24		50,000	52,031

See Notes to Financial Statements.

1359

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Principal Amount		Value (Note 1)
3.043%, 3/1/26		$50,000	$54,253
2.275%, 8/16/26		200,000	210,858
1.408%, 6/26/39	EUR	200,000	233,290
Galaxy Pipeline Assets Bidco Ltd.
2.940%, 9/30/40§		$200,000	197,500
Kinder Morgan Energy Partners LP
3.950%, 9/1/22		45,000	46,428
4.250%, 9/1/24		75,000	82,309
Kinder Morgan, Inc. 5.300%, 12/1/34		72,000	88,975
Magellan Midstream Partners LP
3.250%, 6/1/30		15,000	16,170
Marathon Petroleum Corp. 5.125%, 12/15/26		100,000	117,723
3.800%, 4/1/28		15,000	16,701
5.000%, 9/15/54		65,000	76,983
Midwest Connector Capital Co. LLC
3.625%, 4/1/22§		600,000	609,799
MPLX LP 3.500%, 12/1/22		25,000	25,964
4.000%, 2/15/25		100,000	109,197
4.000%, 3/15/28		200,000	223,413
NGPL PipeCo LLC 4.875%, 8/15/27§		178,000	203,795
3.250%, 7/15/31§		164,000	168,432
Northwest Pipeline LLC 4.000%, 4/1/27		399,000	445,523
Occidental Petroleum Corp. 6.950%, 7/1/24		300,000	337,944
3.200%, 8/15/26		600,000	604,920
ONEOK Partners LP 3.375%, 10/1/22		36,000	36,989
ONEOK, Inc. 5.850%, 1/15/26		65,000	76,843
4.350%, 3/15/29		50,000	56,494
Petroleos Mexicanos 6.875%, 10/16/25 (m)		26,000	28,685
5.350%, 2/12/28		44,000	43,162
6.500%, 1/23/29		161,000	166,635
6.840%, 1/23/30		245,000	252,215
7.690%, 1/23/50		115,000	110,256
Series 13-2 7.190%, 9/12/24	MXN	1,200,000	56,880
Phillips 66 Partners LP 3.550%, 10/1/26		$25,000	27,200
Pioneer Natural Resources Co. 0.550%, 5/15/23		15,000	15,001
1.900%, 8/15/30		110,000	106,242
Plains All American Pipeline LP 4.500%, 12/15/26		50,000	56,032
Rio Oil Finance Trust
Series 2014-1 9.250%, 7/6/24§		174,974	194,199
Sabine Pass Liquefaction LLC 5.750%, 5/15/24		492,000	551,924
5.625%, 3/1/25		1,357,000	1,551,561
5.875%, 6/30/26		272,000	321,155
5.000%, 3/15/27		65,000	75,098
4.200%, 3/15/28		234,000	263,666
Spectra Energy Partners LP 4.750%, 3/15/24		50,000	54,842
Suncor Energy, Inc. 3.600%, 12/1/24		50,000	54,012
6.500%, 6/15/38		23,000	32,539
TotalEnergies Capital International SA
3.750%, 4/10/24		75,000	81,422
3.455%, 2/19/29		100,000	111,492
TransCanada PipeLines Ltd. 2.500%, 8/1/22		32,000	32,727
4.250%, 5/15/28		100,000	114,843
Transcontinental Gas Pipe Line Co. LLC
7.850%, 2/1/26		502,000	637,722
4.000%, 3/15/28		472,000	534,562
3.950%, 5/15/50		28,000	31,357
Valero Energy Corp. 2.850%, 4/15/25		100,000	105,862
4.000%, 4/1/29		65,000	72,652
Williams Cos., Inc. (The) 3.700%, 1/15/23		10,000	10,413
4.500%, 11/15/23		50,000	54,147
4.300%, 3/4/24		50,000	54,306
4.550%, 6/24/24		25,000	27,525
2.600%, 3/15/31		65,000	65,938
7.750%, 6/15/31		35,000	48,467
Series A 7.500%, 1/15 /31		16,000	22,023

			17,413,594

Total Energy			18,056,528

Financials (9.3%)
Banks (5.4%)
Banco Espirito Santo SA 4.000%, 1/21/19 (h)(m)	EUR	900,000	149,404
Banco Santander Chile 2.700%, 1/10/25§		$500,000	521,330
Banco Santander SA 3.125%, 2/23/23		200,000	208,055
2.706%, 6/27/24		200,000	210,200
1.849%, 3/25/26		200,000	202,215
3.306%, 6/27/29		200,000	217,486
2.749%, 12/3/30		200,000	198,110
Bancolombia SA 3.000%, 1/29/25		200,000	204,650
Bank of America Corp. 3.300%, 1/11/23		100,000	104,395
(ICE LIBOR USD 3 Month + 1.00%), 1.176%, 4/24/23 (k)		400,000	402,935
(ICE LIBOR USD 3 Month + 0.79%), 3.004%, 12/20/23 (k)		345,000	357,599
4.125%, 1/22/24		62,000	67,490
(ICE LIBOR USD 3 Month + 0.79%), 0.921%, 3/5/24 (k)		300,000	302,464
4.000%, 4/1/24		50,000	54,490
(ICE LIBOR USD 3 Month + 0.94%), 3.864%, 7/23/24 (k)		146,000	155,493
(SOFR + 0.74%), 0.810%, 10/24/24 (k)		50,000	50,163
4.000%, 1/22/25		75,000	82,156
(ICE LIBOR USD 3 Month + 0.97%), 3.458%, 3/15/25 (k)		150,000	160,213

See Notes to Financial Statements.

1360

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Principal Amount		Value (Note 1)
(SOFR + 0.91%), 0.981%, 9/25/25 (k)		$50,000	$49,971
(ICE LIBOR USD 3 Month + 0.87%), 2.456%, 10/22/25 (k)		729,000	761,846
(ICE LIBOR USD 3 Month + 0.81%), 3.366%, 1/23/26 (k)		230,000	247,928
(ICE LIBOR USD 3 Month + 0.64%), 2.015%, 2/13/26 (k)		100,000	102,963
4.450%, 3/3/26		154,000	174,667
3.500%, 4/19/26		149,000	163,639
(SOFR + 1.01%), 1.197%, 10/24/26 (k)		134,000	133,004
(ICE LIBOR USD 3 Month + 1.06%), 3.559%, 4/23/27 (k)		53,000	57,915
(SOFR + 0.96%), 1.734%, 7/22/27 (k)		780,000	785,927
3.248%, 10/21/27		348,000	378,237
(ICE LIBOR USD 3 Month + 1.58%), 3.824%, 1/20/28 (k)		479,000	532,394
(ICE LIBOR USD 3 Month + 1.51%), 3.705%, 4/24/28 (k)		125,000	138,006
(ICE LIBOR USD 3 Month + 1.37%), 3.593%, 7/21/28 (k)		196,000	215,426
(ICE LIBOR USD 3 Month + 1.04%), 3.419%, 12/20/28 (k)		239,000	260,082
(SOFR + 1.06%), 2.087%, 6/14/29 (k)		145,000	146,238
(ICE LIBOR USD 3 Month + 1.31%), 4.271%, 7/23/29 (k)		50,000	57,496
(ICE LIBOR USD 3 Month + 1.21%), 3.974%, 2/7/30 (k)		240,000	272,461
(ICE LIBOR USD 3 Month + 1.18%), 3.194%, 7/23/30 (k)		264,000	284,615
(ICE LIBOR USD 3 Month + 1.19%), 2.884%, 10/22/30 (k)		304,000	319,845
(ICE LIBOR USD 3 Month + 0.99%), 2.496%, 2/13/31 (k)		300,000	306,337
(SOFR + 1.37%), 1.922%, 10/24/31 (k)		300,000	292,852
(SOFR + 1.32%), 2.687%, 4/22/32 (k)		250,000	257,119
(SOFR + 1.93%), 2.676%, 6/19/41 (k)		28,000	27,230
(SOFR + 1.58%), 3.311%, 4/22/42 (k)		180,000	189,929
Series FF
(ICE LIBOR USD 3 Month + 2.93%), 5.875%, 3/15/28 (k)(y)		100,000	114,030
Series L 3.950%, 4/21/25		244,000	267,760
Series N
(SOFR + 0.91%), 1.658%, 3/11/27 (k)		700,000	704,737
(SOFR + 1.22%), 2.651%, 3/11/32 (k)		171,000	175,370
Bank of Montreal 2.350%, 9/11/22		100,000	102,405
2.550%, 11/6/22		27,000	27,727
(SOFR + 0.60%), 0.949%, 1/22/27 (k)		50,000	49,106
Series E 3.300%, 2/5/24		50,000	53,543
Bank of Nova Scotia (The) 1.950%, 2/1/23		200,000	204,959
3.400%, 2/11/24		100,000	107,135
4.500%, 12/16/25		100,000	113,368
Banque Federative du Credit Mutuel SA
(ICE LIBOR USD 3 Month + 0.96%), 1.148%, 7/20/23 (k)§		600,000	609,215
Barclays Bank plc 7.625%, 11/21/22		220,000	240,350
Barclays plc
(ICE LIBOR USD 3 Month + 1.63%), 1.813%, 1/10/23 (k)		600,000	604,189
3.684%, 1/10/23		200,000	203,413
3.650%, 3/16/25		200,000	216,698
(SOFR + 2.71%), 2.852%, 5/7/26 (k)		200,000	211,345
3.250%, 2/12/27 (m)	GBP	500,000	752,139
(ICE LIBOR USD 3 Month + 1.90%), 4.972%, 5/16/29 (k)		$279,000	326,434
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.20%), 2.667%, 3/10/32 (k)		292,000	293,129
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.70%), 3.811%, 3/10/42 (k)		200,000	210,395
BBVA Bancomer SA 6.750%, 9/30/22§		200,000	212,437
BNP Paribas SA 3.250%, 3/3/23		45,000	47,133
(SOFR + 2.07%), 2.219%, 6/9/26 (k)§		200,000	206,309
(SOFR + 1.61%), 1.904%, 9/30/28 (k)§		700,000	693,827
(SOFR + 1.51%), 3.052%, 1/13/31 (k)§		400,000	420,197
Canadian Imperial Bank of Commerce
0.500%, 12/14/23		50,000	49,801
3.100%, 4/2/24		100,000	106,310
1.250%, 6/22/26		50,000	49,782
Citigroup, Inc.
2.700%, 10/27/22		50,000	51,431
3.375%, 3/1/23		50,000	52,465
3.875%, 10/25/23		75,000	80,912
(SOFR + 1.67%), 1.678%, 5/15/24 (k)		750,000	765,083
3.750%, 6/16/24		75,000	81,541
4.000%, 8/5/24		50,000	54,415

See Notes to Financial Statements.

1361

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Principal Amount	Value (Note 1)
(SOFR + 0.69%), 0.776%, 10/30/24 (k)	$100,000	$100,176
4.400%, 6/10/25	214,000	238,522
3.400%, 5/1/26	100,000	109,253
(SOFR + 0.77%), 1.462%, 6/9/27 (k)	200,000	199,317
4.450%, 9/29/27	200,000	227,797
(ICE LIBOR USD 3 Month + 1.39%), 3.668%, 7/24/28 (k)	149,000	164,065
(ICE LIBOR USD 3 Month + 1.15%), 3.520%, 10/27/28 (k)	640,000	699,222
(ICE LIBOR USD 3 Month + 1.19%), 4.075%, 4/23/29 (k)	250,000	283,468
(ICE LIBOR USD 3 Month + 1.34%), 3.980%, 3/20/30 (k)	150,000	169,962
(SOFR + 1.42%), 2.976%, 11/5/30 (k)	887,000	938,063
Citizens Financial Group, Inc.
2.850%, 7/27/26	100,000	106,674
3.250%, 4/30/30	103,000	111,405
Comerica, Inc. 4.000%, 2/1/29	50,000	57,380
Cooperatieve Rabobank UA 2.750%, 1/10/23	250,000	259,044
Credit Agricole SA 3.750%, 4/24/23§	500,000	529,094
Credit Suisse Group Funding Guernsey Ltd.
3.800%, 9/15/22	750,000	779,933
Danske Bank A/S
5.000%, 1/12/22§	1,468,000	1,501,216
5.375%, 1/12/24 (m)	200,000	221,679
5.375%, 1/12/24§	500,000	554,196
Discover Bank 4.200%, 8/8/23	500,000	538,325
Fifth Third Bancorp 2.375%, 1/28/25	50,000	52,374
Fifth Third Bank NA 1.800%, 1/30/23	250,000	255,300
Grupo Aval Ltd.
4.750%, 9/26/22 (m)	200,000	205,300
4.375%, 2/4/30§	200,000	197,287
HSBC Holdings plc
(SOFR + 1.40%), 2.633%, 11/7/25 (k)	200,000	209,784
4.300%, 3/8/26	200,000	225,617
(ICE LIBOR USD 3 Month + 1.35%), 4.292%, 9/12/26 (k)	200,000	222,578
(ICE LIBOR USD 3 Month + 1.53%), 4.583%, 6/19/29 (k)	226,000	261,435
4.950%, 3/31/30	400,000	480,638
(ICE LIBOR USD 3 Month + 1.61%), 3.973%, 5/22/30 (k)	200,000	223,783
(SOFR + 1.19%), 2.804%, 5/24/32 (k)	200,000	205,771
Industrial & Commercial Bank of China Ltd.
2.957%, 11/8/22	250,000	257,391
ING Groep NV
4.100%, 10/2/23	250,000	269,280
3.550%, 4/9/24	200,000	215,444
4.625%, 1/6/26§	250,000	284,875
JPMorgan Chase & Co.
3.250%, 9/23/22	64,000	66,289
2.972%, 1/15/23	200,000	202,906
3.200%, 1/25/23	54,000	56,397
2.700%, 5/18/23	50,000	51,953
3.875%, 2/1/24	100,000	108,383
(ICE LIBOR USD 3 Month + 0.73%), 3.559%, 4/23/24 (k)	49,000	51,650
(ICE LIBOR USD 3 Month + 0.89%), 3.797%, 7/23/24 (k)	73,000	77,768
3.875%, 9/10/24	50,000	54,503
(SOFR + 0.60%), 0.653%, 9/16/24 (k)	135,000	135,039
(SOFR + 0.42%), 0.563%, 2/16/25 (k)	30,000	29,811
(ICE LIBOR USD 3 Month + 1.16%), 3.220%, 3/1/25 (k)	55,000	58,397
(SOFR + 0.58%), 0.969%, 6/23/25 (k)	50,000	50,006
3.900%, 7/15/25	168,000	185,912
(SOFR + 1.59%), 2.005%, 3/13/26 (k)	632,000	651,915
(SOFR + 1.85%), 2.083%, 4/22/26 (k)	347,000	358,701
3.200%, 6/15/26	31,000	33,806
2.950%, 10/1/26	100,000	107,695
(SOFR + 0.80%), 1.045%, 11/19/26 (k)	200,000	197,462
4.125%, 12/15/26	125,000	141,450
(ICE LIBOR USD 3 Month + 1.25%), 3.960%, 1/29/27 (k)	258,000	287,118
(ICE LIBOR USD 3 Month + 1.34%), 3.782%, 2/1/28 (k)	1,156,000	1,282,685
(ICE LIBOR USD 3 Month + 1.38%), 3.540%, 5/1/28 (k)	75,000	82,391
(SOFR + 1.89%), 2.182%, 6/1/28(k)	700,000	716,351
(ICE LIBOR USD 3 Month + 1.12%), 4.005%, 4/23/29 (k)	259,000	292,701
(SOFR + 1.02%), 2.069%, 6/1/29 (k)	55,000	55,439
(ICE LIBOR USD 3 Month + 1.33%), 4.452%, 12/5/29 (k)	102,000	119,363
(SOFR + 1.51%), 2.739%, 10/15/30 (k)	200,000	209,602
(SOFR + 3.79%), 4.493%, 3/24/31 (k)	56,000	66,172
(SOFR + 2.04%), 2.522%, 4/22/31 (k)	250,000	257,130

See Notes to Financial Statements.

1362

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Principal Amount		Value (Note 1)
(SOFR + 2.52%), 2.956%, 5/13/31 (k)		$200,000	$209,726
(SOFR + 1.25%), 2.580%, 4/22/32 (k)		75,000	77,135
(SOFR + 1.51%), 2.525%, 11/19/41 (k)		133,000	125,809
(SOFR + 1.46%), 3.157%, 4/22/42 (k)		27,000	28,044
(ICE LIBOR USD 3 Month + 1.46%), 4.032%, 7/24/48 (k)		135,000	159,631
(ICE LIBOR USD 3 Month + 1.38%), 3.964%, 11/15/48 (k)		52,000	61,060
(ICE LIBOR USD 3 Month + 1.22%), 3.897%, 1/23/49 (k)		35,000	40,770
KeyBank NA
(SOFR + 0.32%), 0.433%, 6/14/24 (k)		250,000	250,170
Korea Development Bank (The)
2.125%, 10/1/24		200,000	209,317
Kreditanstalt fuer Wiederaufbau
2.375%, 12/29/22		135,000	139,250
2.125%, 1/17/23		118,000	121,369
1.625%, 2/15/23		375,000	383,130
0.250%, 4/25/23		130,000	129,845
0.250%, 10/19/23		100,000	99,629
2.500%, 11/20/24		125,000	132,777
0.625%, 1/22/26		135,000	133,615
2.875%, 4/3/28		90,000	99,909
0.750%, 9/30/30		105,000	98,278
Landwirtschaftliche Rentenbank
2.000%, 1/13/25		75,000	78,369
0.875%, 3/30/26		20,000	19,984
1.750%, 7/27/26		75,000	78,006
0.875%, 9/3/30		100,000	94,465
Series 37 2.500%, 11/15/27		50,000	53,911
Series 40 0.500%, 5/27/25		30,000	29,647
Lloyds Banking Group plc
3.900%, 3/12/24		500,000	541,597
4.500%, 11/4/24		200,000	220,638
(ASX Australia Bank Bill Short Term Rates 3 Month Mid + 1.40%), 1.425%, 3/7/25 (k)	AUD	700,000	534,316
4.000%, 3/7/25		800,000	654,706
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 3.50%), 3.870%, 7/9/25 (k)		$200,000	216,667
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.00%), 2.438%, 2/5/26 (k)		200,000	208,504
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.85%), 1.627%, 5/11/27 (k)		202,000	202,196
Mitsubishi UFJ Financial Group, Inc.
2.998%, 2/22/22		37,000	37,649
2.623%, 7/18/22		200,000	204,794
2.665%, 7/25/22		50,000	51,236
(ICE LIBOR USD 3 Month + 0.74%), 0.871%, 3/2/23 (k)		500,000	504,120
3.761%, 7/26/23		50,000	53,428
2.801%, 7/18/24		200,000	211,659
2.193%, 2/25/25		548,000	570,261
3.741%, 3/7/29		100,000	112,582
Mizuho Financial Group, Inc.
(SOFR + 1.25%), 1.241%, 7/10/24 (k)		600,000	606,875
(SOFR + 1.36%), 2.555%, 9/13/25 (k)		325,000	340,241
(ICE LIBOR USD 3 Month + 0.83%), 2.226%, 5/25/26 (k)		600,000	620,251
3.663%, 2/28/27		200,000	222,006
4.018%, 3/5/28		500,000	570,441
(SOFR + 1.77%), 2.201%, 7/10/31 (k)		311,000	310,157
Natwest Group plc
3.875%, 9/12/23		700,000	747,368
5.125%, 5/28/24		40,000	44,401
(ICE LIBOR USD 3 Month + 1.91%), 5.076%, 1/27/30 (k)		200,000	236,775
Oesterreichische Kontrollbank AG
3.125%, 11/7/23		50,000	53,140
0.375%, 9/17/25		90,000	88,377
PNC Bank NA 4.050%, 7/26/28		250,000	287,632
PNC Financial Services Group, Inc. (The) 3.900%, 4/29/24		75,000	81,407
(SOFR + 0.98%), 2.307%, 4/23/32 (k)		65,000	66,393
Royal Bank of Canada
1.950%, 1/17/23		65,000	66,539
0.500%, 10/26/23		35,000	34,980
0.425%, 1/19/24		85,000	84,636
2.550%, 7/16/24		25,000	26,352
4.650%, 1/27/26		75,000	85,806
Santander Holdings USA, Inc.
3.400%, 1/18/23		50,000	51,988
3.450%, 6/2/25		50,000	53,673
4.500%, 7/17/25		50,000	55,419
Santander UK Group Holdings plc
2.875%, 8/5/21		244,000	244,581
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.25%), 1.532%, 8/21/26 (k)		218,000	217,980
Santander UK plc 4.000%, 3/13/24		50,000	54,395
Shinhan Bank Co. Ltd. 4.000%, 4/23/29§		500,000	557,500
Societe Generale SA 4.250%, 9/14/23§		500,000	537,794
Standard Chartered plc
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.78%), 0.991%, 1/12/25 (k)§		700,000	697,123
Sumitomo Mitsui Financial Group, Inc.
2.784%, 7/12/22		100,000	102,522
2.778%, 10/18/22		25,000	25,769
2.696%, 7/16/24		200,000	211,072
2.448%, 9/27/24		700,000	733,618
2.348%, 1/15/25		625,000	653,720
1.474%, 7/8/25		600,000	607,139
3.784%, 3/9/26		100,000	111,207
3.364%, 7/12/27		100,000	109,675
3.352%, 10/18/27		100,000	109,720
3.202%, 9/17/29		50,000	53,185
2.142%, 9/23/30		100,000	97,761

See Notes to Financial Statements.

1363

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Principal Amount	Value (Note 1)
Svenska Handelsbanken AB 3.900%, 11/20/23	$250,000	$271,006
Toronto-Dominion Bank (The)
1.900%, 12/1/22	50,000	51,117
3.250%, 3/11/24	100,000	106,946
1.150%, 6/12/25	50,000	50,395
0.750%, 1/6/26	200,000	197,324
Truist Bank 2.450%, 8/1/22	100,000	102,101
3.200%, 4/1/24	50,000	53,503
2.150%, 12/6/24	250,000	261,402
4.050%, 11/3/25	20,000	22,501
Truist Financial Corp. 3.750%, 12/6/23	25,000	26,849
2.850%, 10/26/24	25,000	26,710
UniCredit SpA 7.830%, 12/4/23§	1,000,000	1,152,863
US Bancorp 2.950%, 7/15/22	45,000	46,152
3.700%, 1/30/24	75,000	80,976
3.000%, 7/30/29	59,000	63,727
Series V 2.375%, 7/22/26	150,000	158,354
US Bank NA 2.850%, 1/23/23	250,000	258,004
Wells Fargo & Co. 3.750%, 1/24/24	50,000	53,785
(SOFR + 1.60%), 1.654%, 6/2/24 (k)	100,000	102,141
3.000%, 2/19/25	100,000	107,054
3.550%, 9/29/25	100,000	109,972
(ICE LIBOR USD 3 Month + 0.75%), 2.164%, 2/11/26 (k)	765,000	792,772
3.000%, 4/22/26	50,000	53,720
3.000%, 10/23/26	131,000	141,196
4.300%, 7/22/27	100,000	113,880
(ICE LIBOR USD 3 Month + 1.31%), 3.584%, 5/22/28 (k)	99,000	109,057
4.150%, 1/24/29	200,000	229,721
(SOFR + 1.43%), 2.879%, 10/30/30 (k)	178,000	188,660
(SOFR + 1.26%), 2.572%, 2/11/31 (k)	585,000	604,575
(SOFR + 2.53%), 3.068%, 4/30/41 (k)	297,000	302,840
Series M 3.450%, 2/13/23	54,000	56,564
Westpac Banking Corp.
3.300%, 2/26/24	100,000	106,992
1.150%, 6/3/26	50,000	50,029
2.700%, 8/19/26	75,000	80,353
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.35%), 2.894%, 2/4/30 (k)	250,000	258,976

		59,038,742

Capital Markets (2.1%)
Affiliated Managers Group, Inc. 4.250%, 2/15/24	50,000	54,426
Ameriprise Financial, Inc. 3.000%, 4/2/25	200,000	214,108
Ares Capital Corp. 3.875%, 1/15/26	100,000	107,178
Bank of New York Mellon Corp. (The)
1.850%, 1/27/23	75,000	76,650
3.450%, 8/11/23	100,000	106,523
2.100%, 10/24/24	100,000	104,939
2.450%, 8/17/26	75,000	79,696
(ICE LIBOR USD 3 Month + 1.07%), 3.442%, 2/7/28 (k)	68,000	74,817
Series 0012 3.650%, 2/4/24	50,000	53,848
Series E
(ICE LIBOR USD 3 Month + 3.42%), 3.554%, 9/20/21 (k)(y)	75,000	75,187
Series F
(ICE LIBOR USD 3 Month + 3.13%), 4.625%, 9/20/26 (k)(y)	120,000	131,744
BlackRock, Inc. 3.500%, 3/18/24	50,000	53,923
3.250%, 4/30/29	15,000	16,780
Brookfield Finance, Inc. 3.900%, 1/25/28	50,000	55,777
2.724%, 4/15/31	80,000	82,101
Carlyle Finance Subsidiary LLC 3.500%, 9/19/29§	600,000	644,248
Charles Schwab Corp. (The) 2.650%, 1/25/23	50,000	51,676
3.850%, 5/21/25	50,000	55,297
0.900%, 3/11/26	65,000	64,425
3.200%, 3/2/27	11,000	12,011
2.000%, 3/20/28	200,000	204,893
2.300%, 5/13/31	50,000	51,005
CME Group, Inc. 3.000%, 3/15/25	75,000	80,405
Credit Suisse AG 2.950%, 4/9/25	250,000	266,886
Credit Suisse Group AG
(ICE LIBOR USD 3 Month + 1.20%), 2.997%, 12/14/23 (k)§	600,000	619,515
(ICE LIBOR USD 3 Month + 1.24%), 4.207%, 6/12/24 (k)§	600,000	638,403
4.550%, 4/17/26	250,000	282,733
Deutsche Bank AG 4.250%, 10/14/21	600,000	606,504
3.300%, 11/16/22	700,000	724,091
3.950%, 2/27/23	400,000	419,983
0.898%, 5/28/24	150,000	149,427
(SOFR + 1.13%), 1.447%, 4/1/25 (k)	512,000	514,624
(SOFR + 2.58%), 3.961%, 11/26/25 (k)	950,000	1,025,770
1.686%, 3/19/26	448,000	451,265
(SOFR + 1.87%), 2.129%, 11/24/26 (k)	700,000	710,152
(SOFR + 1.72%), 3.035%, 5/28/32 (k)	150,000	152,703
E*TRADE Financial Corp. 3.800%, 8/24/27	111,000	122,937
4.500%, 6/20/28	25,000	28,887
Goldman Sachs Group, Inc. (The)
(ICE LIBOR USD 3 Month + 0.99%), 2.905%, 7/24/23 (k)	200,000	205,042
4.000%, 3/3/24	92,000	99,930
3.500%, 1/23/25	557,000	602,014
3.500%, 4/1/25	259,000	281,203
3.750%, 5/22/25	684,000	749,941

See Notes to Financial Statements.

1364

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Principal Amount	Value (Note 1)
(ICE LIBOR USD 3 Month + 1.20%), 3.272%, 9/29/25 (k)	$100,000	$106,745
3.750%, 2/25/26	125,000	138,207
(ICE LIBOR USD 3 Month + 1.17%), 1.326%, 5/15/26 (k)	291,000	298,049
3.500%, 11/16/26	206,000	223,693
3.850%, 1/26/27	6,000	6,612
(SOFR + 0.80%), 1.431%, 3/9/27 (k)	227,000	226,176
(SOFR + 0.82%), 1.542%, 9/10/27 (k)	100,000	99,787
(ICE LIBOR USD 3 Month + 1.75%), 1.934%, 10/28/27 (k)	600,000	632,931
(ICE LIBOR USD 3 Month + 1.51%), 3.691%, 6/5/28 (k)	353,000	388,626
(ICE LIBOR USD 3 Month + 1.16%), 3.814%, 4/23/29 (k)	178,000	199,214
3.800%, 3/15/30	500,000	562,364
Golub Capital BDC, Inc. 2.500%, 8/24/26	15,000	15,110
Intercontinental Exchange, Inc. 0.700%, 6/15/23	90,000	90,388
3.750%, 12/1/25	30,000	33,221
3.100%, 9/15/27	41,000	44,588
3.750%, 9/21/28	56,000	62,951
2.100%, 6/15/30	189,000	187,562
JAB Holdings BV 2.200%, 11/23/30§	600,000	584,812
Jefferies Group LLC 5.125%, 1/20/23	18,000	19,232
Lehman Brothers Holdings, Inc. 5.625%, 1/24/13 (h)	5,000,000	35,000
Series 1 0.000%, 12/30/16 (h)	10,200,000	15,045
Moody’s Corp. 3.250%, 1/15/28	53,000	58,135
Morgan Stanley 3.125%, 1/23/23	200,000	208,511
3.750%, 2/25/23	54,000	56,887
4.100%, 5/22/23	27,000	28,736
3.700%, 10/23/24	100,000	108,989
(SOFR + 0.53%), 0.790%, 5/30/25 (k)	50,000	49,800
(SOFR + 1.15%), 2.720%, 7/22/25 (k)	15,000	15,799
4.000%, 7/23/25	146,000	162,625
3.875%, 1/27/26	65,000	72,556
3.125%, 7/27/26	625,000	676,781
(SOFR + 0.72%), 0.985%, 12/10/26 (k)	150,000	147,558
3.625%, 1/20/27	225,000	249,101
(SOFR + 0.88%), 1.593%, 5/4/27 (k)	372,000	374,053
(ICE LIBOR USD 3 Month + 1.34%), 3.591%, 7/22/28 (k)	379,000	419,520
(ICE LIBOR USD 3 Month + 1.14%), 3.772%, 1/24/29 (k)	228,000	255,086
(ICE LIBOR USD 3 Month + 1.63%), 4.431%, 1/23/30 (k)	639,000	747,173
(SOFR + 1.14%), 2.699%, 1/22/31 (k)	951,000	997,020
(SOFR + 1.03%), 1.794%, 2/13/32 (k)	250,000	239,846
(SOFR + 1.49%), 3.217%, 4/22/42 (k)	20,000	21,164
Series F 3.875%, 4/29/24	75,000	81,427
Nasdaq, Inc. 3.850%, 6/30/26	100,000	111,088
Nomura Holdings, Inc. 2.648%, 1/16/25	800,000	841,397
Northern Trust Corp. 3.150%, 5/3/29	25,000	27,573
Owl Rock Capital Corp. 3.400%, 7/15/26	50,000	52,089
2.875%, 6/11/28	25,000	24,798
S&P Global, Inc. 1.250%, 8/15/30	25,000	23,731
State Street Corp. 2.400%, 1/24/30	37,000	38,679
Series H (ICE LIBOR USD 3 Month + 2.54%), 5.625%, 12/15/23 (k)(y)	335,000	357,194
Stifel Financial Corp. 4.000%, 5/15/30	700,000	775,582
TD Ameritrade Holding Corp. 3.750%, 4/1/24	25,000	27,123
3.300%, 4/1/27	30,000	32,941
UBS AG 7.625%, 8/17/22	400,000	431,000
UBS Group AG
(USD Swap Semi 5 Year + 4.34%), 7.000%, 1/31/24 (k)(y)§	200,000	220,514

		23,008,456

Consumer Finance (0.9%)
AerCap Ireland Capital DAC 4.125%, 7/3/23	150,000	158,986
6.500%, 7/15/25	400,000	469,337
4.450%, 4/3/26	196,000	215,362
Ally Financial, Inc. 5.800%, 5/1/25	200,000	233,094
American Express Co. 3.400%, 2/27/23	25,000	26,149
3.700%, 8/3/23	150,000	160,025
3.000%, 10/30/24	25,000	26,804
American Express Credit Corp. 3.300%, 5/3/27	265,000	293,310
American Honda Finance Corp. 0.400%, 10/21/22	50,000	50,066
0.650%, 9/8/23	40,000	40,176
3.550%, 1/12/24	25,000	26,856

See Notes to Financial Statements.

1365

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Principal Amount	Value (Note 1)
2.150%, 9/10/24	$100,000	$104,350
2.000%, 3/24/28	10,000	10,266
Avolon Holdings Funding Ltd. 3.950%, 7/1/24§	400,000	426,568
Capital One Financial Corp. 3.900%, 1/29/24	181,000	195,906
3.300%, 10/30/24	100,000	107,719
4.200%, 10/29/25	250,000	279,001
3.800%, 1/31/28	200,000	225,374
Caterpillar Financial Services Corp. 3.650%, 12/7/23	50,000	53,839
2.850%, 5/17/24	25,000	26,614
2.150%, 11/8/24	50,000	52,376
0.800%, 11/13/25	60,000	59,552
0.900%, 3/2/26	100,000	99,855
1.100%, 9/14/27	50,000	49,427
Discover Financial Services 3.950%, 11/6/24	75,000	81,830
4.500%, 1/30/26	44,000	49,785
4.100%, 2/9/27	40,000	44,816
Ford Motor Credit Co. LLC
(ICE LIBOR USD 3 Month + 1.08%), 1.256%, 8/3/22 (k)	600,000	596,250
3.087%, 1/9/23	800,000	815,000
5.125%, 6/16/25	700,000	769,125
General Motors Financial Co., Inc. 4.375%, 9/25/21	51,000	51,465
3.550%, 7/8/22	500,000	515,509
5.200%, 3/20/23	42,000	45,161
3.700%, 5/9/23	375,000	393,646
1.700%, 8/18/23	58,000	59,128
5.100%, 1/17/24	24,000	26,435
3.500%, 11/7/24	50,000	53,553
4.000%, 1/15/25	75,000	81,601
4.350%, 4/9/25	108,000	119,457
2.750%, 6/20/25	216,000	227,111
5.250%, 3/1/26	50,000	57,613
4.350%, 1/17/27	200,000	224,614
3.600%, 6/21/30	50,000	54,184
2.700%, 6/10/31	47,000	47,329
John Deere Capital Corp. 2.700%, 1/6/23	250,000	258,856
0.450%, 6/7/24	35,000	34,898
2.650%, 6/24/24	25,000	26,513
0.700%, 1/15/26	43,000	42,592
1.050%, 6/17/26	50,000	49,902
LeasePlan Corp. NV 2.875%, 10/24/24§	600,000	629,996
PACCAR Financial Corp. 0.800%, 6/8/23	30,000	30,232
0.350%, 8/11/23	25,000	24,975
Synchrony Financial 4.375%, 3/19/24	10,000	10,878
4.250%, 8/15/24	37,000	40,470
4.500%, 7/23/25	4,000	4,470
3.700%, 8/4/26	107,000	116,689
Toyota Motor Credit Corp. 0.450%, 7/22/22	50,000	50,094
0.350%, 10/14/22	50,000	50,024
0.400%, 4/6/23	55,000	55,022
0.500%, 8/14/23	40,000	40,031
0.800%, 10/16/25	50,000	49,459
3.200%, 1/11/27	100,000	110,172
1.900%, 4/6/28	100,000	101,929
2.150%, 2/13/30	89,000	91,088
3.375%, 4/1/30	200,000	223,748
1.650%, 1/10/31	71,000	69,680

		9,816,342

Diversified Financial Services (0.4%)
Berkshire Hathaway, Inc. 3.000%, 2/11/23	75,000	78,184
3.125%, 3/15/26	35,000	38,220
Block Financial LLC 5.500%, 11/1/22	36,000	37,429
2.500%, 7/15/28	10,000	10,049
Doric Nimrod Air Finance Alpha Ltd. Pass-Through Trust, Class A
Series 2012-1 A 5.125%, 11/30/22§	46,455	46,686
GE Capital Funding LLC 3.450%, 5/15/25	600,000	652,943
4.400%, 5/15/30	700,000	814,613
GE Capital International Funding Co. Unlimited Co.
4.418%, 11/15/35	200,000	238,682
MDGH – GMTN BV 2.500%, 11/7/24§	200,000	209,438
National Rural Utilities Cooperative Finance Corp.
2.850%, 1/27/25	100,000	106,356
1.000%, 6/15/26	50,000	49,499
NTT Finance Corp. 1.162%, 4/3/26§	800,000	798,878
ORIX Corp. 2.250%, 3/9/31	20,000	20,149
Private Export Funding Corp. Series II 2.050%, 11/15/22	46,000	47,074
Shell International Finance BV 2.375%, 8/21/22	36,000	36,839
3.400%, 8/12/23	75,000	79,696
2.875%, 5/10/26	50,000	53,975
2.500%, 9/12/26	50,000	53,219
2.375%, 11/7/29	499,000	516,939
2.750%, 4/6/30	200,000	213,074
Voya Financial, Inc. 3.650%, 6/15/26	50,000	55,298

		4,157,240

Insurance (0.4%)
Aflac, Inc. 3.625%, 11/15/24	125,000	136,690
Ambac LSNI LLC
(ICE LIBOR USD 3 Month + 5.00%, 6.00% Floor), 6.000%, 2/12/23 (k)§	301,810	300,995
American Financial Group, Inc. 3.500%, 8/15/26	15,000	16,275
American International Group, Inc. 2.500%, 6/30/25	50,000	52,677
3.750%, 7/10/25	500,000	551,038
4.200%, 4/1/28	25,000	28,686
4.250%, 3/15/29	25,000	28,940
3.400%, 6/30/30	237,000	259,938

See Notes to Financial Statements.

1366

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Principal Amount		Value (Note 1)
4.500%, 7/16/44		$72,000	$87,470
4.750%, 4/1/48		20,000	25,517
Aon Corp. 2.200%, 11/15/22		20,000	20,486
4.500%, 12/15/28		94,000	109,802
3.750%, 5/2/29		215,000	241,611
2.800%, 5/15/30		128,000	133,684
Aon plc 4.600%, 6/14/44		5,000	6,287
Assurant, Inc. 2.650%, 1/15/32		50,000	49,923
Berkshire Hathaway Finance Corp.
1.450%, 10/15/30		40,000	39,041
Brighthouse Financial, Inc. 3.700%, 6/22/27 (x)		50,000	54,504
Chubb INA Holdings, Inc. 3.350%, 5/3/26		75,000	82,474
CNA Financial Corp. 2.050%, 8/15/30		20,000	19,645
Fairfax Financial Holdings Ltd. 4.625%, 4/29/30		25,000	28,640
Globe Life, Inc. 2.150%, 8/15/30		50,000	49,314
Hanover Insurance Group, Inc. (The)
4.500%, 4/15/26		50,000	56,924
Hartford Financial Services Group, Inc. (The)
2.800%, 8/19/29		29,000	30,549
5.950%, 10/15/36		21,000	28,756
Kemper Corp. 2.400%, 9/30/30		25,000	24,842
Lincoln National Corp. 4.000%, 9/1/23		15,000	16,100
Loews Corp. 3.750%, 4/1/26		50,000	55,756
Markel Corp. 3.500%, 11/1/27		25,000	27,527
Marsh & McLennan Cos., Inc. 3.875%, 3/15/24		50,000	54,262
4.375%, 3/15/29		10,000	11,751
1.979%, 3/21/30	EUR	100,000	131,881
2.250%, 11/15/30		$146,000	147,769
MetLife, Inc. 4.550%, 3/23/30		200,000	239,807
Principal Financial Group, Inc. 3.700%, 5/15/29		10,000	11,200
Prudential Financial, Inc. 3.500%, 5/15/24		50,000	53,889
(ICE LIBOR USD 3 Month + 4.18%), 5.875%, 9/15/42 (k)		27,000	28,503
(ICE LIBOR USD 3 Month + 2.38%), 4.500%, 9/15/47 (k)		70,000	75,797
Reinsurance Group of America, Inc.
3.900%, 5/15/29		10,000	11,197
3.150%, 6/15/30		20,000	21,361
RenaissanceRe Holdings Ltd. 3.600%, 4/15/29		50,000	55,078
Sitka Holdings LLC
(ICE LIBOR USD 3 Month + 4.50%, 0.75% Floor), 0.000%, 7/6/26 (k)§		800,000	796,000
Sompo International Holdings Ltd.
4.700%, 10/15/22		36,000	37,870
Trinity Acquisition plc 4.400%, 3/15/26		50,000	56,768
Willis North America, Inc. 3.600%, 5/15/24		22,000	23,627

			4,320,851

Thrifts & Mortgage Finance (0.1%)
BPCE SA 4.000%, 9/12/23§		600,000	643,456
2.700%, 10/1/29§		250,000	260,533
Nationwide Building Society
(ICE LIBOR USD 3 Month + 1.06%), 3.766%, 3/8/24 (k)§		600,000	629,923

			1,533,912

Total Financials			101,875,543

Health Care (2.1%)
Biotechnology (0.6%)
AbbVie, Inc. 3.250%, 10/1/22		36,000	36,999
2.900%, 11/6/22		73,000	75,400
2.300%, 11/21/22		50,000	51,276
2.600%, 11/21/24		641,000	675,499
3.800%, 3/15/25		1,032,000	1,128,250
3.600%, 5/14/25		175,000	190,955
3.200%, 5/14/26		137,000	148,592
2.950%, 11/21/26		500,000	537,634
3.200%, 11/21/29		270,000	292,577
4.550%, 3/15/35		23,000	27,917
4.500%, 5/14/35		34,000	40,755
4.300%, 5/14/36		142,000	169,044
4.050%, 11/21/39		24,000	27,717
4.450%, 5/14/46		143,000	173,320
Amgen, Inc. 3.625%, 5/22/24		50,000	53,833
2.450%, 2/21/30		406,000	418,077
4.400%, 5/1/45		149,000	179,824
Baxalta, Inc. 4.000%, 6/23/25		38,000	42,163
Biogen, Inc. 2.250%, 5/1/30		457,000	458,524
3.150%, 5/1/50		80,000	78,860
Gilead Sciences, Inc. 0.750%, 9/29/23		45,000	45,029
3.650%, 3/1/26		125,000	138,095
1.650%, 10/1/30 (x)		220,000	212,901
4.750%, 3/1/46		145,000	184,160
4.150%, 3/1/47		106,000	124,514
Regeneron Pharmaceuticals, Inc. 1.750%, 9/15/30		900,000	852,118

			6,364,033

See Notes to Financial Statements.

1367

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Principal Amount		Value (Note 1)
Health Care Equipment & Supplies (0.1%)
Abbott Laboratories 3.400%, 11/30/23		$35,000	$37,295
2.950%, 3/15/25		100,000	107,366
3.750%, 11/30/26		28,000	31,559
Becton Dickinson and Co. 3.700%, 6/6/27		33,000	36,672
2.823%, 5/20/30		35,000	36,667
Boston Scientific Corp. 3.450%, 3/1/24		25,000	26,737
3.750%, 3/1/26		100,000	111,792
4.000%, 3/1/29		35,000	39,907
2.650%, 6/1/30		104,000	107,244
DH Europe Finance II Sarl 1.800%, 9/18/49	EUR	100,000	124,070
Medtronic Global Holdings SCA 1.375%, 10/15/40		100,000	120,593
Medtronic, Inc. 3.500%, 3/15/25		$31,000	33,982
Stryker Corp. 3.500%, 3/15/26		50,000	55,160
1.950%, 6/15/30		200,000	197,553
Zimmer Biomet Holdings, Inc. 3.550%, 4/1/25		200,000	216,564

			1,283,161

Health Care Providers & Services (0.8%)
Aetna, Inc. 2.800%, 6/15/23		100,000	103,944
6.625%, 6/15/36		31,000	45,147
4.500%, 5/15/42		11,000	13,192
AmerisourceBergen Corp. 3.450%, 12/15/27		50,000	54,643
Anthem, Inc. 2.950%, 12/1/22		100,000	103,393
3.650%, 12/1/27		364,000	405,620
2.550%, 3/15/31		700,000	721,218
3.600%, 3/15/51		71,000	78,128
Cardinal Health, Inc. 3.500%, 11/15/24		50,000	54,086
3.410%, 6/15/27		75,000	81,691
Centene Corp. 2.450%, 7/15/28		69,000	69,932
3.000%, 10/15/30		198,000	202,906
Cigna Corp. 3.750%, 7/15/23		19,000	20,232
3.400%, 3/1/27		229,000	250,922
4.375%, 10/15/28		1,380,000	1,605,084
CVS Health Corp. 3.700%, 3/9/23		29,000	30,504
3.375%, 8/12/24		75,000	80,943
3.875%, 7/20/25		80,000	88,641
1.300%, 8/21/27		65,000	63,779
4.300%, 3/25/28		140,000	160,979
3.250%, 8/15/29		714,000	776,094
3.750%, 4/1/30		355,000	397,789
5.125%, 7/20/45		109,000	140,654
5.050%, 3/25/48		22,000	28,531
HCA, Inc. 4.750%, 5/1/23		433,000	462,154
5.000%, 3/15/24		316,000	347,872
5.250%, 4/15/25		490,000	558,968
5.250%, 6/15/26		25,000	28,856
4.500%, 2/15/27		20,000	22,551
4.125%, 6/15/29		20,000	22,494
2.375%, 7/15/31		100,000	99,195
Humana, Inc. 3.850%, 10/1/24		50,000	54,203
4.875%, 4/1/30		118,000	142,995
Laboratory Corp. of America Holdings
3.600%, 2/1/25		200,000	216,993
McKesson Corp. 2.700%, 12/15/22		27,000	27,671
2.850%, 3/15/23		36,000	37,135
3.796%, 3/15/24		50,000	53,752
Quest Diagnostics, Inc. 3.450%, 6/1/26		30,000	32,846
SSM Health Care Corp. Series 2018 3.688%, 6/1/23		10,000	10,490
UnitedHealth Group, Inc. 2.875%, 3/15/23		27,000	28,153
2.375%, 8/15/24		70,000	73,627
3.750%, 7/15/25		75,000	83,186
1.150%, 5/15/26		100,000	100,142
3.450%, 1/15/27		50,000	55,587
2.950%, 10/15/27		100,000	108,639
2.750%, 5/15/40		26,000	26,339
4.625%, 11/15/41		113,000	144,316
4.750%, 7/15/45		96,000	125,674
3.700%, 8/15/49		37,000	43,244
3.250%, 5/15/51		21,000	22,407

			8,507,541

Life Sciences Tools & Services (0.1%)
Agilent Technologies, Inc. 3.050%, 9/22/26		159,000	169,976
2.750%, 9/15/29		169,000	177,139
2.100%, 6/4/30		36,000	35,587
PerkinElmer, Inc. 3.300%, 9/15/29		15,000	16,227
Thermo Fisher Scientific, Inc. 2.950%, 9/19/26		30,000	32,365
4.497%, 3/25/30		131,000	156,643
1.875%, 10/1/49	EUR	100,000	125,925

			713,862

Pharmaceuticals (0.5%)
AstraZeneca plc 3.125%, 6/12/27		$75,000	81,479
1.375%, 8/6/30		431,000	408,215
Bayer US Finance II LLC 3.875%, 12/15/23§		600,000	642,846
4.250%, 12/15/25§		600,000	669,658
Bristol-Myers Squibb Co. 2.750%, 2/15/23		50,000	51,830
2.900%, 7/26/24		99,000	105,718
3.875%, 8/15/25		48,000	53,446
3.200%, 6/15/26		25,000	27,453
3.900%, 2/20/28		50,000	57,099
3.400%, 7/26/29		200,000	223,332
Eli Lilly and Co. 3.375%, 3/15/29		30,000	33,363

See Notes to Financial Statements.

1368

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Principal Amount		Value (Note 1)
GlaxoSmithKline Capital plc 3.000%, 6/1/24		$70,000	$74,490
GlaxoSmithKline Capital, Inc. 2.800%, 3/18/23		36,000	37,472
Johnson & Johnson 0.550%, 9/1/25		100,000	98,156
2.450%, 3/1/26		125,000	132,557
3.700%, 3/1/46		21,000	24,725
Merck & Co., Inc. 2.400%, 9/15/22		27,000	27,527
2.800%, 5/18/23		62,000	64,831
2.900%, 3/7/24		100,000	106,061
2.750%, 2/10/25		50,000	53,189
3.400%, 3/7/29		100,000	112,156
2.450%, 6/24/50		15,000	14,154
Novartis Capital Corp. 3.400%, 5/6/24		50,000	53,813
Pfizer, Inc. 3.400%, 5/15/24		50,000	54,072
2.750%, 6/3/26		50,000	54,069
3.600%, 9/15/28		25,000	28,350
3.450%, 3/15/29		12,000	13,507
2.625%, 4/1/30		82,000	87,319
1.700%, 5/28/30 (x)		504,000	501,980
Royalty Pharma plc 1.200%, 9/2/25§		70,000	69,252
Sanofi 3.625%, 6/19/28		25,000	28,419
Shire Acquisitions Investments Ireland DAC
3.200%, 9/23/26		50,000	54,303
Takeda Pharmaceutical Co. Ltd. 4.400%, 11/26/23		50,000	54,378
5.000%, 11/26/28		200,000	240,353
2.050%, 3/31/30		400,000	397,115
2.000%, 7/9/40	EUR	125,000	159,230
Teva Pharmaceutical Finance Netherlands III BV
6.000%, 4/15/24 (x)		$600,000	636,487
Utah Acquisition Sub, Inc. 3.950%, 6/15/26		50,000	55,103
Viatris, Inc. 2.700%, 6/22/30§		200,000	201,812
Zoetis, Inc. 3.000%, 9/12/27		50,000	53,931
2.000%, 5/15/30		50,000	49,643

			5,892,893

Total Health Care			22,761,490

Industrials (2.2%)
Aerospace & Defense (0.9%)
BAE Systems Holdings, Inc. 3.850%, 12/15/25§		151,000	166,901
BAE Systems plc 3.400%, 4/15/30§		264,000	286,737
Boeing Co. (The) 1.950%, 2/1/24		600,000	614,384
1.433%, 2/4/24		700,000	701,536
4.875%, 5/1/25		155,000	173,721
2.750%, 2/1/26		800,000	835,408
2.196%, 2/4/26		400,000	403,880
2.250%, 6/15/26		59,000	60,072
2.700%, 2/1/27		75,000	77,467
5.040%, 5/1/27		100,000	115,232
3.450%, 11/1/28		25,000	26,597
5.150%, 5/1/30		100,000	118,311
5.805%, 5/1/50		80,000	107,682
5.930%, 5/1/60		81,000	111,968
Embraer Netherlands Finance BV
5.400%, 2/1/27		3,000	3,186
Embraer Overseas Ltd. 5.696%, 9/16/23 (m)		10,000	10,650
General Dynamics Corp. 2.250%, 11/15/22		62,000	63,358
1.150%, 6/1/26 (x)		17,000	17,092
3.625%, 4/1/30		426,000	482,007
Huntington Ingalls Industries, Inc.
3.844%, 5/1/25		100,000	109,081
4.200%, 5/1/30		142,000	162,377
L3Harris Technologies, Inc. 4.400%, 6/15/28		520,000	602,588
1.800%, 1/15/31		468,000	454,502
Leidos, Inc. 4.375%, 5/15/30		211,000	239,540
Lockheed Martin Corp. 3.550%, 1/15/26		50,000	55,236
4.070%, 12/15/42		139,000	168,987
2.800%, 6/15/50		61,000	61,047
4.090%, 9/15/52		29,000	36,146
Northrop Grumman Corp. 3.250%, 8/1/23		75,000	79,237
2.930%, 1/15/25		100,000	106,534
3.250%, 1/15/28		338,000	369,028
4.030%, 10/15/47		128,000	151,908
5.250%, 5/1/50		28,000	39,302
Raytheon Technologies Corp. 3.200%, 3/15/24		75,000	79,692
3.150%, 12/15/24		50,000	53,288
3.500%, 3/15/27		151,000	166,762
3.125%, 5/4/27		100,000	108,597
7.200%, 8/15/27		27,000	35,403
7.000%, 11/1/28		143,000	188,502
4.125%, 11/16/28		311,000	357,869
2.150%, 5/18/30	EUR	100,000	132,484
2.250%, 7/1/30		$38,000	38,579
5.400%, 5/1/35		3,000	3,924
4.500%, 6/1/42		23,000	28,521
4.200%, 12/15/44		32,000	36,470
Spirit AeroSystems, Inc. 4.600%, 6/15/28		500,000	490,000
Textron, Inc. 3.875%, 3/1/25		500,000	544,696
4.000%, 3/15/26		25,000	27,745
3.900%, 9/17/29		164,000	183,692

			9,487,926

Air Freight & Logistics (0.1%)
FedEx Corp. 4.200%, 10/17/28		100,000	116,208
4.250%, 5/15/30		174,000	202,699
2.400%, 5/15/31		288,000	293,286
3.900%, 2/1/35		51,000	58,205
4.100%, 2/1/45		26,000	29,514
United Parcel Service, Inc. 2.500%, 4/1/23		25,000	25,887

See Notes to Financial Statements.

1369

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Principal Amount	Value (Note 1)
2.400%, 11/15/26	$50,000	$53,273
3.400%, 3/15/29	159,000	179,548
2.500%, 9/1/29	35,000	37,202
4.450%, 4/1/30	254,000	307,757
5.200%, 4/1/40	20,000	27,218
4.875%, 11/15/40	31,000	40,835

		1,371,632

Airlines (0.1%)
American Airlines Pass-Through Trust, Class A
Series 2019-1 A 3.500%, 2/15/32	472,930	456,377
Southwest Airlines Co. 4.750%, 5/4/23	25,000	26,722
5.250%, 5/4/25	75,000	85,440
5.125%, 6/15/27	50,000	58,908

		627,447

Building Products (0.1%)
Carrier Global Corp. 2.242%, 2/15/25	238,000	247,106
2.722%, 2/15/30	250,000	259,267
Fortune Brands Home & Security, Inc.
3.250%, 9/15/29	50,000	53,910
Johnson Controls International plc 5.125%, 9/14/45	3,000	3,956
Masco Corp. 1.500%, 2/15/28	700,000	683,727
2.000%, 10/1/30	25,000	24,376
Owens Corning 3.950%, 8/15/29	100,000	113,247
3.875%, 6/1/30	20,000	22,231

		1,407,820

Commercial Services & Supplies (0.2%)
Cintas Corp. No. 2 3.700%, 4/1/27	100,000	111,932
RELX Capital, Inc. 4.000%, 3/18/29	158,000	179,649
3.000%, 5/22/30	262,000	279,175
Republic Services, Inc. 2.500%, 8/15/24	100,000	104,939
3.375%, 11/15/27	53,000	58,187
2.300%, 3/1/30	52,000	52,726
Rockefeller Foundation (The)
Series 2020 2.492%, 10/1/50	600,000	577,692
Waste Management, Inc. 2.900%, 9/15/22	36,000	36,841
3.150%, 11/15/27	50,000	54,522
1.150%, 3/15/28	195,000	188,776
2.000%, 6/1/29	36,000	36,325
2.950%, 6/1/41	42,000	43,288

		1,724,052

Electrical Equipment (0.0%)
Eaton Corp. 2.750%, 11/2/22	45,000	46,431
Emerson Electric Co. 1.800%, 10/15/27	25,000	25,577
Rockwell Automation, Inc. 2.875%, 3/1/25	75,000	80,608

		152,616

Industrial Conglomerates (0.1%)
3M Co. 1.750%, 2/14/23	50,000	51,087
3.250%, 2/14/24	25,000	26,679
2.875%, 10/15/27	75,000	81,404
General Electric Co. 3.450%, 5/1/27	200,000	220,105
3.625%, 5/1/30	700,000	781,703
4.500%, 3/11/44	2,000	2,425
Honeywell International, Inc. 0.483%, 8/19/22	70,000	70,029
2.300%, 8/15/24	100,000	104,933
1.350%, 6/1/25	15,000	15,285
Roper Technologies, Inc. 3.800%, 12/15/26	30,000	33,383
2.950%, 9/15/29	51,000	54,459
2.000%, 6/30/30	42,000	41,393
1.750%, 2/15/31	200,000	191,800

		1,674,685

Machinery (0.1%)
Caterpillar, Inc. 3.400%, 5/15/24	35,000	37,575
CNH Industrial Capital LLC 1.950%, 7/2/23	30,000	30,745
4.200%, 1/15/24	290,000	313,589
1.875%, 1/15/26	25,000	25,397
Cummins, Inc. 0.750%, 9/1/25	10,000	9,908
Dover Corp. 3.150%, 11/15/25	50,000	53,813
Illinois Tool Works, Inc. 2.650%, 11/15/26	50,000	53,679
Otis Worldwide Corp. 2.565%, 2/15/30	102,000	105,370
Parker-Hannifin Corp. 3.250%, 3/1/27	100,000	109,398
3.250%, 6/14/29	104,000	113,671
Westinghouse Air Brake Technologies Corp.
3.200%, 6/15/25	600,000	637,212

		1,490,357

Professional Services (0.0%)
Equifax, Inc. 3.300%, 12/15/22	36,000	37,210
Thomson Reuters Corp. 3.350%, 5/15/26	30,000	32,729
Verisk Analytics, Inc. 4.125%, 3/15/29	25,000	28,470

		98,409

Road & Rail (0.3%)
Burlington Northern Santa Fe LLC 3.400%, 9/1/24	50,000	54,049
4.450%, 3/15/43	102,000	127,554
3.300%, 9/15/51	125,000	135,535
Canadian Pacific Railway Co. 2.050%, 3/5/30	109,000	108,591
CSX Corp. 2.400%, 2/15/30	52,000	53,440
4.100%, 3/15/44	42,000	49,111
4.300%, 3/1/48	80,000	97,020
4.650%, 3/1/68	22,000	28,657

See Notes to Financial Statements.

1370

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Principal Amount		Value (Note 1)
ERAC USA Finance LLC 2.600%, 12/1/21§		$400,000	$403,023
Norfolk Southern Corp. 2.900%, 6/15/26		177,000	191,545
3.800%, 8/1/28		25,000	28,279
2.300%, 5/15/31		25,000	25,359
3.050%, 5/15/50		99,000	98,909
4.050%, 8/15/52		44,000	52,070
Penske Truck Leasing Co. LP 4.875%, 7/11/22§		450,000	469,497
Ryder System, Inc. 2.500%, 9/1/22		20,000	20,452
3.650%, 3/18/24		25,000	26,901
2.500%, 9/1/24		116,000	121,538
4.625%, 6/1/25		423,000	477,379
Union Pacific Corp. 2.750%, 4/15/23		62,000	64,173
3.250%, 8/15/25		100,000	108,183
2.750%, 3/1/26		152,000	162,540
3.200%, 5/20/41		43,000	45,492
3.950%, 8/15/59		22,000	25,611
3.839%, 3/20/60		146,000	164,528
2.973%, 9/16/62		29,000	27,875
3.750%, 2/5/70		24,000	26,371

			3,193,682

Trading Companies & Distributors (0.2%)
Air Lease Corp. 3.000%, 9/15/23		50,000	52,240
0.700%, 2/15/24		50,000	49,734
3.750%, 6/1/26		100,000	109,349
1.875%, 8/15/26		432,000	432,053
3.000%, 2/1/30		50,000	50,575
Aircastle Ltd. 5.000%, 4/1/23		10,000	10,675
4.125%, 5/1/24		10,000	10,655
Aviation Capital Group LLC 3.500%, 11/1/27§		700,000	736,165
GATX Corp. 3.250%, 9/15/26		50,000	53,852
Mitsubishi Corp. 2.625%, 7/14/22 (m)		500,000	510,740
United Rentals North America, Inc. 3.875%, 11/15/27		120,000	125,862

			2,141,900

Transportation Infrastructure (0.1%)
Transurban Finance Co. Pty. Ltd. 2.450%, 3/16/31§		800,000	803,768

Total Industrials			24,174,294

Information Technology (2.7%)
Communications Equipment (0.1%)
Cisco Systems, Inc. 2.500%, 9/20/26		50,000	53,543
Juniper Networks, Inc. 3.750%, 8/15/29		55,000	61,431
2.000%, 12/10/30		11,000	10,483
Motorola Solutions, Inc. 4.600%, 2/23/28		50,000	58,305
4.600%, 5/23/29		377,000	439,726
2.750%, 5/24/31		236,000	240,019
5.500%, 9/1/44		96,000	124,562

			988,069

Electronic Equipment, Instruments & Components (0.1%)
Allegion US Holding Co., Inc. 3.550%, 10/1/27		50,000	54,227
Arrow Electronics, Inc. 3.500%, 4/1/22		500,000	508,825
3.250%, 9/8/24		50,000	53,307
Corning, Inc. 4.375%, 11/15/57		27,000	32,114
5.850%, 11/15/68		30,000	43,270
Jabil, Inc. 3.950%, 1/12/28		100,000	110,923
Keysight Technologies, Inc. 4.600%, 4/6/27		75,000	86,545
Tyco Electronics Group SA 3.450%, 8/1/24		20,000	21,401

			910,612

IT Services (0.6%)
Automatic Data Processing, Inc. 1.700%, 5/15/28		20,000	20,146
Broadridge Financial Solutions, Inc.
2.600%, 5/1/31		100,000	101,743
DXC Technology Co. 4.125%, 4/15/25		24,000	26,383
Fidelity National Information Services, Inc.
0.600%, 3/1/24		15,000	14,961
1.500%, 5/21/27	EUR	190,000	238,967
1.000%, 12/3/28		250,000	304,771
2.250%, 3/1/31		$50,000	49,852
Fiserv, Inc. 3.800%, 10/1/23		25,000	26,754
2.750%, 7/1/24		100,000	105,290
2.250%, 6/1/27		700,000	726,026
3.500%, 7/1/29		978,000	1,073,682
2.650%, 6/1/30		24,000	24,867
Global Payments, Inc. 4.000%, 6/1/23		50,000	53,055
4.800%, 4/1/26		236,000	271,496
3.200%, 8/15/29		261,000	278,325
International Business Machines Corp.
1.875%, 8/1/22		91,000	92,486
3.000%, 5/15/24		100,000	106,517
3.450%, 2/19/26		100,000	110,128
3.300%, 5/15/26		276,000	303,210
3.500%, 5/15/29		464,000	519,272
1.950%, 5/15/30 (x)		482,000	481,655
5.875%, 11/29/32		60,000	82,109
Mastercard, Inc. 2.000%, 3/3/25		50,000	52,297
2.950%, 11/21/26		50,000	54,490
2.950%, 6/1/29		36,000	39,304
PayPal Holdings, Inc. 2.400%, 10/1/24		27,000	28,393
2.650%, 10/1/26		680,000	725,855
Visa, Inc. 3.150%, 12/14/25		100,000	109,340
0.750%, 8/15/27		45,000	43,639
2.050%, 4/15/30		65,000	66,786

See Notes to Financial Statements.

1371

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Principal Amount	Value (Note 1)
4.150%, 12/14/35	$88,000	$107,198
2.700%, 4/15/40	90,000	92,911
Western Union Co. (The) 4.250%, 6/9/23	25,000	26,561

		6,358,469

Semiconductors & Semiconductor Equipment (1.0%)
Analog Devices, Inc. 2.950%, 4/1/25	200,000	213,809
Applied Materials, Inc. 1.750%, 6/1/30	30,000	29,794
4.350%, 4/1/47	55,000	70,493
Broadcom Corp. 3.875%, 1/15/27	465,000	512,558
Broadcom, Inc. 4.700%, 4/15/25	250,000	281,380
3.150%, 11/15/25	40,000	42,883
4.250%, 4/15/26	100,000	111,617
3.459%, 9/15/26	26,000	28,302
4.110%, 9/15/28	637,000	716,179
4.750%, 4/15/29	829,000	961,769
5.000%, 4/15/30	134,000	157,949
4.150%, 11/15/30	332,000	371,475
2.450%, 2/15/31§	787,000	773,925
4.300%, 11/15/32	61,000	69,536
3.419%, 4/15/33§	26,000	27,384
3.469%, 4/15/34§	758,000	801,057
Intel Corp. 2.700%, 12/15/22	45,000	46,543
3.700%, 7/29/25	100,000	110,998
2.450%, 11/15/29	20,000	21,090
3.250%, 11/15/49	124,000	131,435
KLA Corp. 4.650%, 11/1/24	50,000	56,142
4.100%, 3/15/29	288,000	333,214
5.000%, 3/15/49	27,000	36,699
3.300%, 3/1/50	146,000	153,826
Lam Research Corp. 3.750%, 3/15/26	378,000	422,342
4.000%, 3/15/29	30,000	34,733
4.875%, 3/15/49	75,000	102,089
2.875%, 6/15/50	57,000	57,432
Maxim Integrated Products, Inc. 3.450%, 6/15/27	25,000	27,476
Micron Technology, Inc. 2.497%, 4/24/23	200,000	206,612
4.640%, 2/6/24	10,000	10,966
4.975%, 2/6/26	500,000	576,053
4.185%, 2/15/27	25,000	28,118
NVIDIA Corp. 0.584%, 6/14/24	40,000	40,020
3.200%, 9/16/26	40,000	43,997
1.550%, 6/15/28	406,000	404,810
2.850%, 4/1/30	142,000	153,595
2.000%, 6/15/31	50,000	50,080
3.500%, 4/1/50	56,000	63,192
NXP BV 3.875%, 6/18/26§	835,000	925,097
4.300%, 6/18/29§	320,000	366,960
3.400%, 5/1/30§	25,000	27,276
2.500%, 5/11/31§	546,000	553,309
QUALCOMM, Inc. 2.600%, 1/30/23	50,000	51,697
3.250%, 5/20/27	75,000	82,299
2.150%, 5/20/30	100,000	102,122
4.300%, 5/20/47	167,000	210,196
Texas Instruments, Inc. 1.375%, 3/12/25	15,000	15,306
2.250%, 9/4/29	30,000	31,289
Xilinx, Inc. 2.950%, 6/1/24	50,000	53,031

		10,700,154

Software (0.5)
Adobe, Inc. 1.900%, 2/1/25	30,000	31,162
Autodesk, Inc. 3.600%, 12/15/22	36,000	37,239
3.500%, 6/15/27	281,000	307,662
Citrix Systems, Inc. 1.250%, 3/1/26	25,000	24,570
4.500%, 12/1/27	245,000	276,742
3.300%, 3/1/30	814,000	856,165
Microsoft Corp. 2.375%, 5/1/23	102,000	105,355
2.700%, 2/12/25	75,000	80,267
2.400%, 8/8/26	100,000	106,642
3.300%, 2/6/27	100,000	110,977
2.921%, 3/17/52	282,000	299,282
Oracle Corp. 2.500%, 10/15/22	73,000	74,951
2.625%, 2/15/23	70,000	72,396
3.400%, 7/8/24	75,000	80,242
2.950%, 11/15/24	75,000	79,947
2.500%, 4/1/25	200,000	210,164
2.950%, 5/15/25	100,000	106,535
1.650%, 3/25/26	25,000	25,311
2.650%, 7/15/26	45,000	47,473
2.300%, 3/25/28	70,000	71,736
2.875%, 3/25/31	250,000	260,333
3.900%, 5/15/35	25,000	27,859
3.850%, 7/15/36	32,000	35,209
6.125%, 7/8/39	26,000	35,981
3.600%, 4/1/40	364,000	384,150
3.650%, 3/25/41	372,000	393,980
4.500%, 7/8/44	66,000	76,618
4.000%, 7/15/46	382,000	415,409
3.600%, 4/1/50	76,000	78,199
4.100%, 3/25/61	25,000	27,746
salesforce.com, Inc. 0.625%, 7/15/24	30,000	29,970
1.500%, 7/15/28	35,000	35,023
1.950%, 7/15/31	40,000	40,054
3.050%, 7/15/61	12,000	12,190
VMware, Inc. 4.650%, 5/15/27	500,000	576,178
3.900%, 8/21/27	100,000	111,044

		5,544,761

Technology Hardware, Storage & Peripherals (0.4%)
Apple, Inc. 2.400%, 5/3/23	136,000	141,103
0.750%, 5/11/23	115,000	115,867

See Notes to Financial Statements.

1372

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Principal Amount		Value (Note 1)
2.850%, 5/11/24		$200,000	$211,932
1.125%, 5/11/25		100,000	101,125
0.700%, 2/8/26		100,000	98,705
3.250%, 2/23/26		110,000	120,926
3.350%, 2/9/27		50,000	55,469
2.900%, 9/12/27		150,000	163,394
1.650%, 5/11/30		90,000	89,006
1.650%, 2/8/31		100,000	98,124
2.375%, 2/8/41		91,000	88,002
4.650%, 2/23/46		21,000	27,962
2.550%, 8/20/60		69,000	63,889
2.800%, 2/8/61		157,000	153,682
Dell International LLC 5.450%, 6/15/23		660,000	715,961
5.850%, 7/15/25		525,000	616,287
6.020%, 6/15/26		362,000	434,509
4.900%, 10/1/26		266,000	307,452
5.300%, 10/1/29		200,000	240,353
Hewlett Packard Enterprise Co. 4.650%, 10/1/24		385,000	427,551
4.900%, 10/15/25 (e)		50,000	56,855
HP, Inc. 2.200%, 6/17/25		100,000	103,827
1.450%, 6/17/26§		50,000	49,658
3.400%, 6/17/30		25,000	26,723
6.000%, 9/15/41		20,000	26,149
Seagate HDD Cayman 4.091%, 6/1/29§		51,000	52,275
4.125%, 1/15/31§		600,000	614,250

			5,201,036

Total Information Technology			29,703,101

Materials (0.5%)
Chemicals (0.2%)
Albemarle Corp. 4.150%, 12/1/24		100,000	109,438
Celanese US Holdings LLC 4.625%, 11/15/22		10,000	10,543
Dow Chemical Co. (The) 3.625%, 5/15/26		25,000	27,684
1.125%, 3/15/32	EUR	170,000	205,969
3.600%, 11/15/50		$90,000	96,997
DuPont de Nemours, Inc. 4.205%, 11/15/23		100,000	108,218
4.493%, 11/15/25		204,000	231,767
Eastman Chemical Co. 3.600%, 8/15/22		45,000	46,214
Ecolab, Inc. 4.800%, 3/24/30		59,000	72,215
1.300%, 1/30/31		29,000	27,344
Linde, Inc. 2.700%, 2/21/23		36,000	37,193
LYB International Finance BV 4.000%, 7/15/23		20,000	21,362
LYB International Finance II BV 3.500%, 3/2/27		100,000	109,196
LYB International Finance III LLC 4.200%, 5/1/50		98,000	112,455
Mosaic Co. (The) 3.250%, 11/15/22		50,000	51,729
Nutrien Ltd. 3.150%, 10/1/22		36,000	36,905
PPG Industries, Inc. 2.800%, 8/15/29		100,000	106,189
RPM International, Inc. 4.550%, 3/1/29		25,000	28,770
4.250%, 1/15/48		6,000	6,574
Sherwin-Williams Co. (The) 3.450%, 6/1/27		75,000	82,678
2.300%, 5/15/30		81,000	81,897
Syngenta Finance NV 4.441%, 4/24/23§		400,000	422,258
Westlake Chemical Corp. 3.375%, 6/15/30		30,000	32,107

			2,065,702

Construction Materials (0.0%)
Martin Marietta Materials, Inc. 2.400%, 7/15/31		25,000	24,980
Series CB 2.500%, 3/15/30		35,000	35,551

			60,531

Containers & Packaging (0.1%)
Amcor Flexibles North America, Inc.
2.690%, 5/25/31		35,000	35,676
Berry Global, Inc. 1.570%, 1/15/26§		700,000	698,495
International Paper Co. 6.000%, 11/15/41		26,000	37,194
4.800%, 6/15/44		19,000	24,007
Packaging Corp. of America 3.400%, 12/15/27		35,000	38,435
WRKCo., Inc. 4.000%, 3/15/28		50,000	56,667

			890,474

Metals & Mining (0.2%)
Anglo American Capital plc 5.625%, 4/1/30§		216,000	265,470
Glencore Funding LLC 1.625%, 4/27/26§		159,000	159,361
2.500%, 9/1/30§		147,000	146,506
2.850%, 4/27/31§		101,000	102,861
Newmont Corp. 2.250%, 10/1/30		116,000	115,542
Nucor Corp. 3.950%, 5/1/28		20,000	22,812
Reliance Steel & Aluminum Co. 4.500%, 4/15/23		36,000	38,122
2.150%, 8/15/30		600,000	591,830
Steel Dynamics, Inc. 2.800%, 12/15/24		50,000	52,759
2.400%, 6/15/25		15,000	15,699
Vale Overseas Ltd. 3.750%, 7/8/30		135,000	143,572

			1,654,534

Paper & Forest Products (0.0%)
Fibria Overseas Finance Ltd. 5.500%, 1/17/27		25,000	29,005

See Notes to Financial Statements.

1373

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Principal Amount		Value (Note 1)
Georgia-Pacific LLC 2.100%, 4/30/27§		$73,000	$75,183
7.750%, 11/15/29		20,000	28,775
2.300%, 4/30/30§		42,000	43,017
8.875%, 5/15/31		36,000	56,900
Suzano Austria GmbH 3.750%, 1/15/31		100,000	104,500
3.125%, 1/15/32		45,000	44,568

			381,948

Total Materials			5,053,189

Real Estate (1.8%)
Equity Real Estate Investment Trusts (REITs) (1.7%)
Agree LP (REIT) 2.000%, 6/15/28		15,000	14,918
Alexandria Real Estate Equities, Inc. (REIT)
3.450%, 4/30/25		25,000	27,188
3.800%, 4/15/26		50,000	55,757
American Campus Communities Operating Partnership LP (REIT)
3.625%, 11/15/27		50,000	54,493
American Tower Corp. (REIT) 3.000%, 6/15/23		50,000	52,306
5.000%, 2/15/24		50,000	55,434
3.375%, 5/15/24		700,000	749,553
2.400%, 3/15/25		700,000	730,296
AvalonBay Communities, Inc. (REIT)
4.200%, 12/15/23		50,000	53,999
3.300%, 6/1/29		15,000	16,397
2.300%, 3/1/30		700,000	717,208
Boston Properties LP (REIT) 3.200%, 1/15/25		100,000	106,911
2.750%, 10/1/26		50,000	53,353
2.550%, 4/1/32		700,000	704,238
Brandywine Operating Partnership LP (REIT)
3.950%, 2/15/23		500,000	521,986
3.950%, 11/15/27		25,000	27,186
Brixmor Operating Partnership LP (REIT)
3.250%, 9/15/23		500,000	526,069
3.850%, 2/1/25		100,000	108,708
3.900%, 3/15/27		500,000	548,009
Camden Property Trust (REIT) 4.100%, 10/15/28		10,000	11,504
CC Holdings GS V LLC (REIT) 3.849%, 4/15/23		149,000	157,622
Corporate Office Properties LP (REIT)
5.000%, 7/1/25		100,000	112,729
2.250%, 3/15/26		600,000	616,621
Crown Castle International Corp. (REIT)
3.150%, 7/15/23		50,000	52,581
1.350%, 7/15/25		10,000	10,072
3.700%, 6/15/26		500,000	550,381
3.650%, 9/1/27		50,000	54,858
CyrusOne LP (REIT) 1.450%, 1/22/27	EUR	500,000	604,060
Duke Realty LP (REIT) 3.250%, 6/30/26		$30,000	32,555
EPR Properties (REIT) 4.500%, 4/1/25		500,000	532,509
Equinix, Inc. (REIT) 1.000%, 9/15/25		100,000	99,009
1.800%, 7/15/27		20,000	20,166
3.200%, 11/18/29		25,000	26,870
2.500%, 5/15/31		700,000	711,311
ERP Operating LP (REIT) 3.000%, 4/15/23		75,000	77,980
Essex Portfolio LP (REIT) 3.875%, 5/1/24		25,000	26,902
4.000%, 3/1/29		25,000	28,201
2.550%, 6/15/31		700,000	710,012
Federal Realty Investment Trust (REIT)
3.950%, 1/15/24		50,000	53,624
GLP Capital LP (REIT) 5.375%, 11/1/23		10,000	10,887
3.350%, 9/1/24		100,000	106,120
5.250%, 6/1/25		410,000	460,533
5.375%, 4/15/26		15,000	17,265
5.750%, 6/1/28		10,000	11,884
Kilroy Realty LP (REIT) 3.450%, 12/15/24		25,000	26,676
4.375%, 10/1/25		1,000,000	1,108,469
Kimco Realty Corp. (REIT) 1.900%, 3/1/28		50,000	50,137
Life Storage LP (REIT) 3.875%, 12/15/27		25,000	27,977
Mid-America Apartments LP (REIT) 3.950%, 3/15/29		50,000	56,742
National Retail Properties, Inc. (REIT)
2.500%, 4/15/30		700,000	712,761
Office Properties Income Trust (REIT)
4.500%, 2/1/25		100,000	108,641
Omega Healthcare Investors, Inc. (REIT)
4.375%, 8/1/23		83,000	88,481
4.500%, 1/15/25		500,000	543,315
Piedmont Operating Partnership LP (REIT)
3.150%, 8/15/30		25,000	25,323
Public Storage (REIT) 0.875%, 2/15/26		25,000	24,809
3.094%, 9/15/27		600,000	658,757
3.385%, 5/1/29		15,000	16,628
Regency Centers LP (REIT) 2.950%, 9/15/29		25,000	26,316
Sabra Health Care LP (REIT) 4.800%, 6/1/24		500,000	545,955
3.900%, 10/15/29		25,000	26,275
Scentre Group Trust 1 (REIT) 4.375%, 5/28/30 (x)§		700,000	816,917
Service Properties Trust (REIT) 4.750%, 10/1/26		500,000	492,187
Simon Property Group LP (REIT) 3.300%, 1/15/26		75,000	81,722
3.375%, 6/15/27		75,000	81,694
SL Green Operating Partnership LP (REIT)
3.250%, 10/15/22		25,000	25,711
Spirit Realty LP (REIT) 3.200%, 1/15/27		300,000	319,427
2.100%, 3/15/28		50,000	49,744
3.400%, 1/15/30		200,000	213,029
UDR, Inc. (REIT) 3.500%, 1/15/28		100,000	109,291

See Notes to Financial Statements.

1374

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Principal Amount		Value (Note 1)
Unibail-Rodamco-Westfield SE (REIT)
1.000%, 3/14/25 (m)	EUR	500,000	$616,676
Ventas Realty LP (REIT) 3.500%, 4/15/24		$25,000	26,755
VEREIT Operating Partnership LP (REIT)
4.600%, 2/6/24		10,000	10,900
4.625%, 11/1/25		500,000	566,628
4.875%, 6/1/26		10,000	11,508
Washington REIT (REIT) 3.950%, 10/15/22		36,000	37,165
Welltower, Inc. (REIT) 3.625%, 3/15/24		20,000	21,447
4.000%, 6/1/25		100,000	110,330
2.050%, 1/15/29		30,000	30,054
2.750%, 1/15/31		600,000	619,888
WP Carey, Inc. (REIT) 3.850%, 7/15/29		50,000	55,256

			18,563,856

Real Estate Management & Development (0.1%)
CPI Property Group SA 2.125%, 10/4/24 (m)	EUR	400,000	498,252
Ontario Teachers’ Cadillac Fairview Properties Trust
3.125%, 3/20/22§		$500,000	509,067

			1,007,319

Total Real Estate			19,571,175

Utilities (2.3%)
Electric Utilities (1.9%)
AEP Texas, Inc. 3.950%, 6/1/28		189,000	213,153
3.450%, 5/15/51		89,000	92,081
AEP Transmission Co. LLC 3.150%, 9/15/49		147,000	153,502
Series M 3.650%, 4/1/50		65,000	73,597
Alabama Power Co. 3.450%, 10/1/49		94,000	101,814
3.125%, 7/15/51		40,000	41,012
Series 20-A 1.450%, 9/15/30		50,000	47,764
American Electric Power Co., Inc.
3.200%, 11/13/27		25,000	26,980
2.300%, 3/1/30		25,000	25,107
Appalachian Power Co.
Series AA 2.700%, 4/1/31		700,000	724,104
Atlantic City Electric Co. 4.000%, 10/15/28		76,000	86,430
Avangrid, Inc. 3.150%, 12/1/24		25,000	26,741
3.200%, 4/15/25		200,000	215,084
3.800%, 6/1/29		700,000	790,261
Baltimore Gas & Electric Co. 3.500%, 8/15/46		12,000	13,202
3.750%, 8/15/47		33,000	38,137
3.200%, 9/15/49		68,000	70,990
2.900%, 6/15/50		102,000	101,090
Baltimore Gas and Electric Co. 2.250%, 6/15/31		24,000	24,306
CenterPoint Energy Houston Electric LLC
3.950%, 3/1/48		30,000	35,710
Series AE 2.350%, 4/1/31		105,000	107,200
Series AF 3.350%, 4/1/51		60,000	66,423
Commonwealth Edison Co.
Series 127 3.200%, 11/15/49		8,000	8,431
Series 130 3.125%, 3/15/51		94,000	98,260
DTE Electric Co. 2.650%, 6/15/22		45,000	45,685
3.950%, 3/1/49		144,000	171,170
Series A 1.900%, 4/1/28		65,000	65,932
4.050%, 5/15/48		50,000	60,588
Duke Energy Carolinas LLC 2.500%, 3/15/23		50,000	51,624
3.950%, 11/15/28		21,000	24,104
2.450%, 8/15/29		25,000	26,036
2.550%, 4/15/31		177,000	182,930
3.875%, 3/15/46		79,000	90,890
Duke Energy Corp. 2.650%, 9/1/26		75,000	79,199
3.400%, 6/15/29		30,000	32,796
2.550%, 6/15/31		25,000	25,241
Duke Energy Florida LLC 3.800%, 7/15/28		30,000	33,870
2.500%, 12/1/29		750,000	786,553
1.750%, 6/15/30		70,000	68,467
Duke Energy Ohio, Inc. 3.650%, 2/1/29		24,000	26,698
Duke Energy Progress LLC 3.250%, 8/15/25		50,000	54,329
3.450%, 3/15/29		508,000	561,004
Edison International 2.400%, 9/15/22		11,000	11,191
3.125%, 11/15/22		7,000	7,211
3.550%, 11/15/24		430,000	457,784
4.950%, 4/15/25		120,000	133,002
Emera US Finance LP 3.550%, 6/15/26		50,000	54,626
Enel Finance International NV 4.250%, 9/14/23§		500,000	538,022
Entergy Arkansas LLC 3.350%, 6/15/52		29,000	30,908
Entergy Corp. 0.900%, 9/15/25		95,000	93,931
Entergy Louisiana LLC 0.620%, 11/17/23		50,000	50,074
4.200%, 9/1/48		91,000	110,524
Evergy, Inc. 2.450%, 9/15/24		35,000	36,592
Eversource Energy
Series M 3.300%, 1/15/28		150,000	163,890
Exelon Corp. 3.950%, 6/15/25		75,000	82,520
4.050%, 4/15/30		200,000	227,300
5.100%, 6/15/45		20,000	26,094

See Notes to Financial Statements.

1375

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Principal Amount	Value (Note 1)
4.700%, 4/15/50	$28,000	$35,250
FEL Energy VI Sarl 5.750%, 12/1/40 (m)	198,923	210,896
FirstEnergy Corp. 2.050%, 3/1/25	22,000	22,165
2.650%, 3/1/30	120,000	119,049
Series B 4.400%, 7/15/27 (e)	143,000	155,423
2.250%, 9/1/30	131,000	125,433
FirstEnergy Transmission LLC 4.350%, 1/15/25§	531,000	584,834
4.550%, 4/1/49§	179,000	208,154
Florida Power & Light Co. 4.050%, 10/1/44	115,000	139,360
3.950%, 3/1/48	40,000	48,608
3.150%, 10/1/49	235,000	254,302
Fortis, Inc. 3.055%, 10/4/26	75,000	80,547
Indiana Michigan Power Co. 3.850%, 5/15/28	25,000	28,062
IPALCO Enterprises, Inc. 4.250%, 5/1/30	600,000	674,047
ITC Holdings Corp. 3.350%, 11/15/27	25,000	27,274
MidAmerican Energy Co. 3.100%, 5/1/27	75,000	81,969
3.650%, 4/15/29	360,000	407,443
4.250%, 7/15/49	87,000	109,247
3.150%, 4/15/50	113,000	120,552
Mid-Atlantic Interstate Transmission LLC
4.100%, 5/15/28§	18,000	20,255
NextEra Energy Capital Holdings, Inc.
2.800%, 1/15/23	75,000	77,496
3.625%, 6/15/23	50,000	52,535
2.750%, 5/1/25	250,000	265,528
3.550%, 5/1/27	25,000	27,572
1.900%, 6/15/28	47,000	47,417
2.750%, 11/1/29	600,000	633,238
Northern States Power Co. 2.250%, 4/1/31	5,000	5,126
4.000%, 8/15/45	32,000	38,196
2.900%, 3/1/50	103,000	105,076
2.600%, 6/1/51	30,000	28,931
3.200%, 4/1/52	20,000	21,201
NRG Energy, Inc. 2.450%, 12/2/27§	143,000	143,786
4.450%, 6/15/29§	23,000	25,339
NSTAR Electric Co. 2.375%, 10/15/22	45,000	45,914
3.250%, 5/15/29	10,000	10,958
3.950%, 4/1/30	3,000	3,457
Ohio Power Co. 4.000%, 6/1/49	52,000	61,389
Series Q 1.625%, 1/15/31	97,000	92,923
Oklahoma Gas & Electric Co. 3.250%, 4/1/30	200,000	216,950
Oncor Electric Delivery Co. LLC 0.550%, 10/1/25	35,000	34,146
3.700%, 11/15/28	228,000	257,737
3.800%, 6/1/49	125,000	148,384
Pacific Gas and Electric Co.
(ICE LIBOR USD 3 Month + 1.38%), 1.531%, 11/15/21 (k)	700,000	701,019
3.500%, 6/15/25 (x)	600,000	625,937
3.450%, 7/1/25	500,000	523,693
3.150%, 1/1/26 (x)	500,000	515,586
2.950%, 3/1/26	500,000	510,715
PECO Energy Co. 2.800%, 6/15/50	25,000	24,921
3.050%, 3/15/51	105,000	110,137
Pennsylvania Electric Co. 3.250%, 3/15/28§	500,000	522,674
PPL Capital Funding, Inc. 3.100%, 5/15/26	50,000	53,755
Public Service Electric & Gas Co. 3.050%, 11/15/24	50,000	53,577
3.650%, 9/1/28	90,000	101,440
3.200%, 5/15/29	100,000	110,046
Public Service Electric and Gas Co. 2.050%, 8/1/50	51,000	44,107
Southern California Edison Co. 1.845%, 2/1/22	16,429	16,444
2.850%, 8/1/29	40,000	41,615
2.250%, 6/1/30	277,000	273,374
Series 20C 1.200%, 2/1/26	24,000	23,709
Series C 3.500%, 10/1/23	50,000	52,836
Series D 3.400%, 6/1/23	25,000	26,278
Series E 3.700%, 8/1/25	125,000	136,237
Series G 2.500%, 6/1/31	50,000	50,110
Southern Co. (The) 2.950%, 7/1/23	25,000	26,073
3.250%, 7/1/26	100,000	108,593
Series A 3.700%, 4/30/30	600,000	661,906
Southwestern Electric Power Co.
Series N 1.650%, 3/15/26	100,000	101,114
Southwestern Public Service Co.
Series 6 4.400%, 11/15/48	54,000	67,692
Series 8 3.150%, 5/1/50	70,000	72,243
Tampa Electric Co. 4.300%, 6/15/48	15,000	18,493
4.450%, 6/15/49	59,000	74,718
Trans-Allegheny Interstate Line Co.
3.850%, 6/1/25§	365,000	394,588
Union Electric Co. 2.950%, 3/15/30	250,000	267,902
Virginia Electric and Power Co. 4.000%, 1/15/43	54,000	62,885
Series B 4.200%, 5/15/45	16,000	19,083
Series C 2.750%, 3/15/23	50,000	51,739

See Notes to Financial Statements.

1376

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Principal Amount		Value (Note 1)
Vistra Operations Co. LLC 4.300%, 7/15/29§		$182,000	$197,073
Wisconsin Power & Light Co. 3.050%, 10/15/27		75,000	81,211
Xcel Energy, Inc. 3.350%, 12/1/26		100,000	108,954

			20,220,810

Gas Utilities (0.2%)
Atmos Energy Corp. 4.125%, 3/15/49		38,000	45,545
CenterPoint Energy Resources Corp.
(ICE LIBOR USD 3 Month + 0.50%), 0.634%, 3/2/23 (k)		800,000	800,188
0.700%, 3/2/23		45,000	45,004
1.750%, 10/1/30		347,000	332,418
National Fuel Gas Co. 3.950%, 9/15/27		50,000	53,915
2.950%, 3/1/31		800,000	797,389
ONE Gas, Inc. 2.000%, 5/15/30		30,000	29,652
Piedmont Natural Gas Co., Inc. 2.500%, 3/15/31		65,000	65,806
3.640%, 11/1/46		9,000	9,633
Promigas SA ESP 3.750%, 10/16/29§		200,000	197,285
Southern California Gas Co.
Series XX 2.550%, 2/1/30		200,000	205,825

			2,582,660

Multi-Utilities (0.2%)
Ameren Illinois Co. 3.800%, 5/15/28		60,000	67,801
3.250%, 3/15/50		70,000	74,751
Berkshire Hathaway Energy Co. 3.750%, 11/15/23		50,000	53,446
CenterPoint Energy, Inc. 2.500%, 9/1/24		25,000	26,145
1.450%, 6/1/26		30,000	29,994
Consolidated Edison Co. of New York, Inc.
Series B 3.125%, 11/15/27		25,000	27,115
Consumers Energy Co. 3.375%, 8/15/23		87,000	91,736
3.800%, 11/15/28		3,000	3,413
3.250%, 8/15/46		85,000	91,833
3.750%, 2/15/50		59,000	69,400
3.500%, 8/1/51		69,000	78,131
Dominion Energy, Inc.
(ICE LIBOR USD 3 Month + 3.06%), 5.750%, 10/1/54 (k)		50,000	54,500
Series A 1.450%, 4/15/26		40,000	40,303
Series B 2.750%, 9/15/22		45,000	45,945
DTE Energy Co.
Series C 2.529%, 10/1/24 (e)		20,000	21,016
Series D 3.700%, 8/1/23		25,000	26,553
Series F 1.050%, 6/1/25		35,000	34,900
NiSource, Inc. 0.950%, 8/15/25		60,000	59,507
Sempra Energy 2.875%, 10/1/22		32,000	32,740
2.900%, 2/1/23		100,000	103,487
WEC Energy Group, Inc. 1.375%, 10/15/27		600,000	586,791

			1,619,507

Water Utilities (0.0%)
American Water Capital Corp. 2.300%, 6/1/31		100,000	101,761
Essential Utilities, Inc. 2.704%, 4/15/30		200,000	207,584

			309,345

Total Utilities			24,732,322

Total Corporate Bonds			297,276,364

Foreign Government Securities (1.3%)
Argentine Republic
(Argentina Deposit Rates Badlar Private Banks ARS 30 to 35 Days + 2.00%), 36.056%, 4/3/22 (k)(r)	ARS	100,000	573
Bonos de la Tesoreria 6.150%, 8/12/32	PEN	2,700,000	733,701
Canada Government Bond 2.000%, 11/15/22		$100,000	102,424
1.625%, 1/22/25 (x)		100,000	103,368
Export Development Canada 2.750%, 3/15/23		50,000	52,047
Export-Import Bank of Korea 0.375%, 2/9/24		200,000	199,040
0.625%, 2/9/26		200,000	195,600
Hungary Government Bond 5.750%, 11/22/23		200,000	224,412
5.375%, 3/25/24		160,000	180,330
Italian Republic Government Bond
2.375%, 10/17/24		200,000	207,848
Japan Bank for International Cooperation
2.375%, 11/16/22		200,000	205,572
0.625%, 7/15/25		200,000	197,557
2.375%, 4/20/26		200,000	211,935
2.250%, 11/4/26		50,000	52,722
3.500%, 10/31/28		200,000	228,080
Japan International Cooperation Agency
2.750%, 4/27/27		600,000	646,331
Oriental Republic of Uruguay 4.375%, 10/27/27		162,625	187,100
5.100%, 6/18/50		40,000	52,470
Province of Alberta 2.200%, 7/26/22		100,000	102,068
3.350%, 11/1/23		150,000	159,977
Province of British Columbia 2.000%, 10/23/22		50,000	51,124
1.750%, 9/27/24		15,000	15,533
Province of New Brunswick 2.500%, 12/12/22		25,000	25,719

See Notes to Financial Statements.

1377

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Principal Amount		Value (Note 1)
Province of Ontario 2.200%, 10/3/22		$100,000	$102,327
3.400%, 10/17/23		200,000	213,245
3.200%, 5/16/24		162,000	174,017
Province of Quebec 2.625%, 2/13/23		102,000	105,761
1.500%, 2/11/25		300,000	308,144
2.500%, 4/20/26		50,000	53,469
2.750%, 4/12/27		50,000	54,228
Provincia de Buenos Aires
(Argentina Deposit Rates Badlar Private Banks ARS 30 to 35 Days + 3.75%), 37.812%, 4/12/25 (k)(m)(r)	ARS	310,000	1,727
Republic of Chile 3.125%, 1/21/26		$100,000	108,269
Republic of Colombia 4.000%, 2/26/24		200,000	211,850
3.875%, 4/25/27		790,000	839,523
4.500%, 3/15/29		562,000	613,388
3.125%, 4/15/31		466,000	455,311
Republic of Indonesia 4.450%, 2/11/24		200,000	218,860
2.850%, 2/14/30		400,000	414,575
6.500%, 2/15/31	IDR	1,255,000,000	85,816
Republic of Panama 4.000%, 9/22/24		$200,000	217,975
3.875%, 3/17/28		400,000	439,825
Republic of Peru 8.200%, 8/12/26 (m)	PEN	2,000,000	644,905
4.125%, 8/25/27		$258,000	288,767
2.783%, 1/23/31		70,000	71,413
Republic of Philippines 3.000%, 2/1/28		300,000	323,373
2.457%, 5/5/30		200,000	207,772
Republic of Poland 4.000%, 1/22/24		75,000	81,423
Romania Government Bond 3.000%, 2/14/31§		51,000	52,763
State of Israel Government Bond
2.875%, 3/16/26		200,000	215,537
State of Qatar 4.500%, 4/23/28§		500,000	590,500
5.103%, 4/23/48§		500,000	662,438
Svensk Exportkredit AB 0.500%, 8/26/25		200,000	197,724
Tokyo Metropolitan Government
2.500%, 6/8/22§		900,000	917,159
United Mexican States 3.750%, 1/11/28		200,000	218,162
3.250%, 4/16/30		200,000	206,538
2.659%, 5/24/31		679,000	663,425
4.500%, 1/31/50		400,000	425,075

Total Foreign Government Securities			14,520,815

Loan Participations (0.2%)
Consumer Discretionary (0.1%)
Diversified Consumer Services (0.1%)
Cornerstone Building Brands, Inc., Tranche B Term Loan
(ICE LIBOR USD 1 Month + 3.25%), 3.750%, 4/12/28 (k)		970,069	968,614

Total Consumer Discretionary			968,614

Financials (0.1%)
Consumer Finance (0.1%)
Delos Finance Sarl, New Term Loan
(ICE LIBOR USD 3 Month + 1.75%), 1.897%, 10/6/23 (k)		910,000	909,004

Total Financials			909,004

Total Loan Participations			1,877,618

Mortgage-Backed Securities (17.0%)
FHLMC
3.000%, 9/1/27		13,003	13,608
3.000%, 7/1/28		7,594	7,960
2.500%, 1/1/29		22,353	23,377
3.000%, 1/1/30		17,806	18,831
2.500%, 3/1/30		16,038	16,803
2.500%, 5/1/30		43,694	45,779
3.000%, 5/1/30		36,085	38,331
3.000%, 6/1/30		69,120	73,292
2.500%, 7/1/30		16,373	17,155
3.000%, 7/1/30		37,678	39,919
2.500%, 8/1/30		52,432	54,965
3.000%, 8/1/30		11,175	11,841
2.500%, 9/1/30		64,465	67,497
2.500%, 4/1/31		59,249	62,003
3.500%, 4/1/31		2,173	2,338
2.384%, 11/1/31 (l)		1,034	1,082
3.000%, 10/1/32		4,413	4,655
3.000%, 11/1/32		6,087	6,421
3.000%, 12/1/32		5,556	5,860
5.500%, 2/1/35		6,586	7,585
4.500%, 2/1/39		13,968	15,517
4.500%, 12/1/39		5,454	6,074
4.000%, 8/1/40		6,368	7,005
4.000%, 9/1/40		14,501	15,941
4.000%, 4/1/41		300	330
4.500%, 5/1/41		29,919	33,263
5.500%, 6/1/41		25,192	29,350
5.000%, 11/1/41		57,913	65,841
3.500%, 4/1/42		47,837	52,068
3.500%, 8/1/42		38,688	42,080
3.500%, 10/1/42		2,461	2,657
3.000%, 3/1/43		32,414	34,431
3.500%, 6/1/43		23,955	26,061
3.500%, 7/1/43		7,443	8,152
4.500%, 9/1/43		40,111	44,519
4.500%, 11/1/43		8,846	9,801
4.500%, 12/1/43		39,665	44,061
3.500%, 1/1/44		11,420	12,508
4.000%, 4/1/44		24,873	27,368
3.500%, 6/1/44		8,499	9,209

See Notes to Financial Statements.

1378

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Principal Amount	Value (Note 1)
4.000%, 7/1/44	$9,573	$10,467
3.000%, 1/1/45	1,712,614	1,812,190
3.000%, 7/1/45	913,057	965,003
3.500%, 9/1/45	4,742	5,192
4.000%, 9/1/45	34,666	38,124
4.000%, 12/1/45	13,276	14,567
3.000%, 12/1/46	193,965	207,019
3.500%, 3/1/47	55,714	59,686
4.500%, 4/1/47	86,452	94,971
4.500%, 5/1/47	33,303	36,896
4.500%, 7/1/47	128,306	141,641
3.500%, 10/1/47	59,995	65,429
3.500%, 12/1/47	55,350	60,355
3.500%, 1/1/48	19,634	21,265
4.500%, 7/1/48	270,732	299,946
4.500%, 8/1/48	510,174	564,319
5.000%, 11/1/48	14,021	15,388
4.500%, 4/1/49	59,140	64,990
3.000%, 4/1/50	1,487,510	1,559,022
FHLMC UMBS
3.500%, 1/1/34	59,644	64,538
3.500%, 5/1/35	230,698	248,043
3.000%, 9/1/37	8,322	8,756
3.000%, 6/1/38	155,265	163,748
2.000%, 11/1/40	2,330,512	2,378,604
2.500%, 3/1/41	2,908,873	3,022,408
3.000%, 12/1/43	1,147,294	1,231,491
4.000%, 1/1/45	432,181	475,026
4.000%, 9/1/45	405,822	449,246
3.500%, 9/1/46	64,992	69,331
4.000%, 7/1/47	92,715	100,319
3.500%, 1/1/48	306,114	329,847
4.000%, 4/1/48	295,842	327,565
3.500%, 6/1/48	122,594	132,080
4.000%, 6/1/48	8,927	9,687
4.000%, 8/1/48	76,665	84,341
4.500%, 1/1/49	107,163	115,238
4.000%, 5/1/49	10,174	10,978
3.500%, 1/1/50	49,429	52,806
3.500%, 6/1/50	129,015	137,344
3.000%, 7/1/50	25,778	27,588
2.500%, 8/1/50	5,415,089	5,652,249
3.000%, 8/1/50	466,464	494,049
3.500%, 8/1/50	141,066	150,956
3.000%, 6/1/51	2,393,621	2,512,622
FNMA
2.370%, 1/1/28 (l)	4,833	4,949
2.740%, 7/1/29	4,000,000	4,372,698
1.895%, 5/1/30	2,500,000	2,602,955
1.658%, 3/1/33 (l)	6,902	6,988
2.036%, 1/1/36 (l)	52,910	55,644
3.440%, 1/1/37	2,124,654	2,489,823
6.000%, 7/1/39	10,843	12,671
2.330%, 12/1/40 (l)	1,744	1,796
4.000%, 1/1/41	7,363	8,018
2.627%, 5/1/44 (l)	1,626,531	1,698,134
3.500%, 12/1/44	485,469	510,288
3.500%, 2/1/45	938,601	986,586
3.000%, 4/1/45	575,919	597,487
3.000%, 5/1/45	1,074,598	1,114,842
FNMA UMBS
2.500%, 9/1/27	16,668	17,417
2.500%, 4/1/28	5,298	5,540
2.500%, 8/1/28	14,410	15,081
3.500%, 3/1/29	18,389	19,682
3.000%, 4/1/29	24,888	26,313
3.000%, 5/1/29	30,252	32,078
3.000%, 6/1/29	26,591	28,146
3.000%, 9/1/29	24,251	25,670
3.000%, 10/1/29	16,237	17,217
3.000%, 1/1/30	129,967	137,568
2.500%, 2/1/30	7,175	7,512
3.000%, 3/1/30	25,894	27,457
2.500%, 4/1/30	15,104	15,821
3.000%, 4/1/30	21,061	22,293
2.500%, 5/1/30	8,387	8,785
3.000%, 5/1/30	12,605	13,366
2.500%, 7/1/30	24,923	26,111
3.000%, 7/1/30	47,288	50,131
2.500%, 8/1/30	80,415	84,192
3.000%, 8/1/30	116,807	123,777
3.500%, 8/1/30	18,351	19,709
2.500%, 9/1/30	36,505	38,256
3.000%, 9/1/30	50,109	53,145
2.500%, 11/1/30	74,948	78,471
2.500%, 3/1/31	8,813	9,204
3.000%, 3/1/31	6,743	7,130
2.500%, 6/1/31	22,517	23,600
2.500%, 7/1/31	16,602	17,426
2.500%, 8/1/31	2,064	2,167
3.000%, 8/1/31	127,457	135,018
4.000%, 8/1/31	7,908	8,516
3.000%, 9/1/31	16,397	17,402
2.000%, 10/1/31	6,842	7,084
2.500%, 10/1/31	127,980	134,337
2.000%, 11/1/31	84,575	87,557
2.500%, 11/1/31	56,349	59,154
2.000%, 12/1/31	8,966	9,282
2.500%, 2/1/32	3,751	3,929
2.000%, 3/1/32	58,596	60,680
2.500%, 3/1/32	14,568	15,324
3.500%, 4/1/32	164,218	177,148
3.500%, 5/1/32	123,206	132,907
3.000%, 6/1/32	32,793	34,906
2.500%, 8/1/32	91,605	96,039
3.000%, 9/1/32	30,852	32,801
2.500%, 2/1/33	159,133	166,438
4.000%, 10/1/33	33,639	36,297
6.000%, 2/1/34	18,203	21,148
5.500%, 5/1/34	80,561	92,434
6.000%, 8/1/34	9,856	11,486
3.000%, 9/1/34	1,207,345	1,278,971
3.500%, 12/1/34	1,010,643	1,079,366
5.000%, 2/1/35	93,415	105,911
5.500%, 2/1/35	50,395	57,876
6.000%, 4/1/35	159,581	185,077
3.000%, 8/1/35	94,048	100,069
5.000%, 9/1/35	5,427	6,121
2.500%, 10/1/35	177,258	186,808
2.500%, 12/1/35	571,702	600,499
3.000%, 12/1/35	78,182	83,280

See Notes to Financial Statements.

1379

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Principal Amount	Value (Note 1)
5.500%, 12/1/35	$26,774	$30,893
4.000%, 1/1/36	36,138	39,438
3.000%, 5/1/36	42,357	45,352
3.000%, 10/1/36	3,120	3,301
3.000%, 11/1/36	33,409	35,545
3.000%, 12/1/36	50,319	53,531
6.000%, 2/1/38	7,302	8,667
6.000%, 3/1/38	2,738	3,245
6.000%, 5/1/38	7,996	9,488
6.000%, 10/1/38	2,165	2,557
6.000%, 12/1/38	3,499	4,149
5.500%, 1/1/39	12,571	14,634
4.500%, 7/1/39	163,226	181,547
5.500%, 9/1/39	36,391	42,455
5.500%, 12/1/39	18,831	22,014
5.500%, 3/1/40	2,435	2,840
6.500%, 5/1/40	65,885	78,501
4.500%, 7/1/40	18,840	20,936
4.000%, 9/1/40	44,729	49,107
2.000%, 11/1/40	1,863,944	1,902,408
4.000%, 12/1/40	417,232	458,598
2.000%, 2/1/41	3,897,720	3,980,587
5.500%, 4/1/41	4,107	4,791
4.500%, 5/1/41	1,538	1,709
4.500%, 7/1/41	2,894	3,216
5.000%, 7/1/41	100,219	113,884
5.000%, 8/1/41	2,508	2,849
4.500%, 9/1/41	12,312	13,682
4.500%, 10/1/41	5,280	5,867
3.500%, 1/1/42	22,999	24,807
4.000%, 1/1/42	45,066	49,283
3.500%, 4/1/42	10,250	11,036
3.500%, 5/1/42	1,192	1,283
4.000%, 5/1/42	57,261	62,601
3.500%, 6/1/42	2,935	3,159
3.500%, 7/1/42	3,522	3,791
4.500%, 8/1/42	12,664	14,065
4.500%, 9/1/42	19,126	21,286
3.000%, 3/1/43	158,391	168,183
3.000%, 4/1/43	90,519	96,115
3.000%, 5/1/43	73,725	78,671
3.000%, 6/1/43	37,307	40,150
4.500%, 9/1/43	42,572	47,230
4.500%, 11/1/43	119,102	134,217
4.500%, 12/1/43	18,746	20,762
5.000%, 12/1/43	150,943	171,526
4.500%, 1/1/44	21,875	24,193
4.500%, 6/1/44	179,005	198,645
3.000%, 10/1/44	1,386,307	1,470,716
3.500%, 2/1/45	243,673	262,272
4.500%, 7/1/45	54,876	61,257
4.500%, 11/1/45	83,489	92,804
4.500%, 12/1/45	42,178	46,648
3.000%, 6/1/46	15,295	16,417
4.500%, 7/1/46	156,711	176,893
3.000%, 8/1/46	2,341	2,517
3.000%, 9/1/46	35,505	38,008
3.000%, 11/1/46	3,941	4,176
3.500%, 11/1/46	9,184	9,848
4.000%, 11/1/46	29,846	32,229
3.000%, 12/1/46	1,679,783	1,768,980
2.500%, 2/1/47	1,317,907	1,369,346
3.000%, 2/1/47	64,992	69,356
4.000%, 3/1/47	1,548,774	1,660,584
3.000%, 4/1/47	1,761,577	1,853,422
3.500%, 5/1/47	54,232	58,445
4.000%, 6/1/47	98,757	106,053
4.000%, 8/1/47	45,525	49,400
4.000%, 10/1/47	45,930	49,289
4.500%, 10/1/47	13,882	15,363
3.500%, 11/1/47	70,948	74,869
4.500%, 11/1/47	116,217	127,992
3.500%, 12/1/47	70,363	74,252
3.500%, 1/1/48	106,057	112,963
4.000%, 1/1/48	46,741	49,975
4.500%, 1/1/48	113,727	125,183
3.500%, 2/1/48	31,145	32,827
3.500%, 3/1/48	248,476	261,897
3.500%, 4/1/48	10,746	11,722
4.500%, 4/1/48	38,209	43,142
4.500%, 5/1/48	757,924	838,780
3.500%, 6/1/48	1,254,234	1,320,413
4.500%, 7/1/48	974,863	1,048,508
4.000%, 8/1/48	968,091	1,031,724
4.500%, 8/1/48	86,109	95,234
5.000%, 8/1/48	9,130	10,003
5.000%, 9/1/48	32,925	36,100
4.500%, 11/1/48	68,505	75,251
4.000%, 1/1/49	131,515	142,999
4.500%, 2/1/49	245,771	271,278
4.500%, 5/1/49	457,737	516,542
5.000%, 5/1/49	82,258	90,121
3.500%, 6/1/49	1,476,032	1,557,605
4.500%, 9/1/49	57,686	62,524
4.000%, 4/1/50	23,000	24,468
3.000%, 8/1/50	291,339	307,917
4.000%, 8/1/50	2,254,002	2,397,108
4.000%, 9/1/50	175,748	191,519
2.500%, 10/1/50	1,895,170	1,978,912
2.000%, 12/1/50	3,904,353	3,953,199
4.000%, 3/1/51	3,596,003	3,825,997
2.500%, 4/1/51	1,474,503	1,534,242
3.000%, 6/1/51	2,995,661	3,157,699
FNMA/FHLMC UMBS, 15 Year, Single Family
1.500%, 7/25/36 TBA	1,688,000	1,708,836
2.000%, 7/25/36 TBA	2,656,000	2,740,453
2.500%, 7/25/36 TBA	443,600	462,696
3.000%, 7/25/36 TBA	375,000	393,926
3.500%, 7/25/36 TBA	267,000	285,189
FNMA/FHLMC UMBS, 30 Year, Single Family
2.000%, 7/25/51 TBA	717,000	724,842
2.500%, 7/25/51 TBA	805,000	833,049
3.000%, 7/25/51 TBA	184,569	192,442
3.500%, 7/25/51 TBA	1,768,418	1,861,813
5.000%, 7/25/51 TBA	574,000	629,113
2.000%, 8/25/51 TBA	25,800,000	26,030,789
2.500%, 8/25/51 TBA	18,628,584	19,241,289
3.000%, 8/25/51 TBA	3,000,000	3,126,328
3.500%, 8/25/51 TBA	3,400,000	3,581,688
2.000%, 9/25/51 TBA	9,400,000	9,462,421
GNMA 2.250%, 7/20/27 (l)	400	408
5.500%, 4/15/33	623	704
5.000%, 12/15/38	4,382	4,968
4.000%, 4/20/39	1,770	1,940
5.000%, 7/15/39	20,611	23,484
4.000%, 7/20/39	4,032	4,419

See Notes to Financial Statements.

1380

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PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Principal Amount	Value (Note 1)
5.000%, 10/20/39	$4,278	$4,849
4.500%, 12/20/39	1,703	1,890
4.500%, 1/20/40	2,073	2,301
4.500%, 2/20/40	1,675	1,860
4.500%, 5/20/40	142	157
4.000%, 10/20/40	21,927	24,069
4.000%, 11/20/40	66,613	73,126
5.000%, 12/15/40	15,412	17,564
4.000%, 12/20/40	26,282	28,850
4.000%, 1/20/41	22,874	25,111
4.000%, 3/15/41	15,291	16,816
4.500%, 7/20/41	9,665	10,667
3.500%, 1/15/42	13,458	14,570
4.500%, 2/15/42	129,045	146,759
5.000%, 7/20/42	11,249	12,741
3.500%, 4/15/43	19,906	21,344
3.500%, 4/20/43	44,764	48,412
3.500%, 2/20/44	147,886	159,473
5.000%, 7/20/44	1,666	1,874
4.000%, 10/20/44	753	820
3.500%, 1/20/45	369,890	387,429
3.000%, 2/15/45	32,776	34,885
3.500%, 5/20/45	32,905	35,031
3.000%, 7/15/45	352,421	372,565
4.000%, 8/20/45	440,928	479,062
3.500%, 4/20/46	657,995	698,858
3.500%, 5/20/46	31,838	33,815
3.500%, 6/20/46	398,767	423,531
3.500%, 7/20/46	138,983	147,614
3.500%, 9/20/46	475,007	504,358
3.500%, 10/20/46	54,716	58,938
4.000%, 5/20/47	7,316	7,841
4.000%, 6/20/47	70,004	74,812
4.000%, 11/20/47	82,804	88,471
4.000%, 12/20/47	40,394	43,142
4.500%, 9/20/48	37,857	40,956
5.000%, 1/20/49	9,581	10,306
5.000%, 2/20/49	420,259	452,001
4.500%, 3/20/49	170,163	182,192
5.000%, 6/20/49	392,610	421,681
5.000%, 7/20/49	109,609	117,743
3.500%, 11/15/49	30,285	31,822
5.000%, 12/20/49	98,619	105,882
3.500%, 2/15/50	394,552	413,709
4.500%, 4/20/50	59,571	63,480
4.000%, 5/20/50	29,270	30,934
2.500%, 4/20/51	2,373,873	2,480,621
2.000%, 7/15/51 TBA	3,587,000	3,656,218
2.500%, 7/15/51 TBA	3,547,400	3,672,945
3.000%, 7/15/51 TBA	5,132,809	5,355,365
3.500%, 7/15/51 TBA	1,172,000	1,231,332
4.000%, 7/15/51 TBA	721,500	762,084
4.500%, 7/15/51 TBA	323,000	344,500
5.000%, 7/15/51 TBA	239,000	256,869
3.000%, 8/15/51 TBA	2,300,000	2,398,469

Total Mortgage-Backed Securities		185,978,170

Municipal Bonds (0.4%)
American Municipal Power, Inc. OH Combined Hydroelectric Projects Revenue Bonds, Taxable, Series 2010B 8.084%, 2/15/50	55,000	103,377
California Infrastructure and Economic Development Bank Revenue Bonds, Series 2020A + 0.00%), 0.000%, 1/1/50 (k)§	500,000	500,000
City of New York Municipal Water Finance Authority, Water & Sewer System, Revenue Bonds, Series BB 5.882%, 6/15/44	60,000	92,899
City of San Antonio, Electric & Gas Systems, Revenue Bonds, Series 2010A 5.808%, 2/1/41	60,000	85,873
County of Los Angeles Community College District, General Obligation Bonds, Series 2008-E 6.600%, 8/1/42	25,000	39,537
County of Los Angeles Public Works Financing Authority, Revenue Bonds, Series 2010-B 5.841%, 8/1/21	145,000	145,651
County of Los Angeles Unified School District, General Obligation Bonds 6.758%, 7/1/34	80,000	114,835
Georgia Municipal Electric Authority, Revenue Bonds, Series 2010A 6.637%, 4/1/57	46,000	69,703
Metropolitan Transportation Authority, Revenue Bonds, Series 2010E 6.814%, 11/15/40	55,000	80,615
New Jersey Economic Development Authority, Revenue Bonds, Series B, AGM (Zero Coupon), 2/15/22	800,000	798,683
New Jersey Turnpike Authority, Revenue Bonds, Series 2009F 7.414%, 1/1/40	75,000	123,147
New York & New Jersey Port Authority, Consolidated Bonds, Series 181 4.960%, 8/1/46	40,000	54,327
Port Authority of New York and New Jersey Consolidated Notes, Series AAA 1.086%, 7/1/23	35,000	35,445
Regents of the University of California Medical Center, Revenue Bonds, Series 2010H 5.235%, 5/15/22	545,000	568,373
San Francisco Bay Area Toll Authority, Subordinate Toll Bridge, Revenue Bonds, Series 2010-S1 7.043%, 4/1/50	60,000	104,141
State of California Federally Taxable General Obligation Refunding Bonds Various Purpose 4.600%, 4/1/38	100,000	116,914

See Notes to Financial Statements.

1381

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MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Principal Amount	Value (Note 1)
State of California, Various Purposes, General Obligation Bonds, Series 2009 7.550%, 4/1/39	$130,000	$221,650
State of Illinois, General Obligation Bonds
5.100%, 6/1/33	270,000	317,477
State of Illinois, Sales Tax Corporation Second Lien Securitization Bonds, Taxable Series 2020B 3.057%, 1/1/34	600,000	633,943
State of New York Dormitory Authority, Personal Income Tax, Revenue Bonds, Series 2010H 5.389%, 3/15/40	45,000	60,107
Texas Transportation Commission State of Texas Mobility Fund General Obligation Build America Bonds Series 2009A 5.517%, 4/1/39	80,000	115,224
The Regent of The University of California General Revenue Bonds 2020, Series BG 0.883%, 5/15/25	35,000	35,114
University of California, General Revenue Bonds, Series 2012-AD 4.858%, 5/15/12	57,000	80,253

Total Municipal Bonds		4,497,288

Supranational (0.7%)
African Development Bank 1.625%, 9/16/22	125,000	126,552
0.875%, 3/23/26	150,000	149,560
Asian Development Bank 1.875%, 7/19/22	250,000	254,220
1.750%, 9/13/22	150,000	152,655
2.750%, 3/17/23	85,000	88,581
0.250%, 7/14/23	135,000	134,874
0.250%, 10/6/23	100,000	99,789
0.375%, 6/11/24	90,000	89,682
0.500%, 2/4/26	200,000	196,934
1.000%, 4/14/26	100,000	100,556
2.625%, 1/12/27	50,000	54,283
1.875%, 1/24/30	200,000	207,559
Asian Infrastructure Investment Bank (The)
0.250%, 9/29/23	65,000	64,786
0.500%, 5/28/25	100,000	98,906
Corp. Andina de Fomento 2.375%, 5/12/23	250,000	257,140
Council of Europe Development Bank
1.750%, 9/26/22	50,000	50,921
2.500%, 2/27/24	30,000	31,558
European Bank for Reconstruction & Development
2.750%, 3/7/23	25,000	26,008
0.500%, 1/28/26	200,000	196,096
European Investment Bank
2.875%, 8/15/23	100,000	105,291
0.250%, 9/15/23	110,000	109,731
3.250%, 1/29/24	50,000	53,622
2.625%, 3/15/24	85,000	89,970
2.250%, 6/24/24	200,000	210,367
1.875%, 2/10/25	100,000	104,226
1.625%, 3/14/25	100,000	103,503
0.625%, 7/25/25	250,000	248,748
2.125%, 4/13/26	75,000	79,307
1.625%, 10/9/29	55,000	56,205
0.750%, 9/23/30	100,000	93,859
Inter-American Development Bank
1.750%, 9/14/22	100,000	101,860
2.500%, 1/18/23	100,000	103,466
3.000%, 2/21/24	75,000	80,101
2.125%, 1/15/25	100,000	105,035
1.750%, 3/14/25	300,000	310,982
0.625%, 7/15/25	1,000,000	991,325
2.250%, 6/18/29	50,000	52,962
International Bank for Reconstruction & Development
2.125%, 7/1/22	300,000	305,808
2.125%, 2/13/23	68,000	70,027
1.750%, 4/19/23	100,000	102,611
1.875%, 6/19/23	100,000	103,037
0.250%, 11/24/23	50,000	49,808
2.500%, 3/19/24	100,000	105,446
1.625%, 1/15/25	200,000	206,795
0.625%, 4/22/25	250,000	249,241
0.375%, 7/28/25 (x)	100,000	98,449
2.500%, 7/29/25	75,000	80,219
3.125%, 11/20/25	25,000	27,493
1.875%, 10/27/26	150,000	156,584
0.750%, 11/24/27	95,000	92,416
0.750%, 8/26/30	170,000	159,698
International Finance Corp.
2.875%, 7/31/23	30,000	31,530
1.375%, 10/16/24	90,000	91,915
0.750%, 8/27/30	100,000	93,329
Nordic Investment Bank 0.375%, 5/19/23	200,000	200,213

Total Supranational		7,605,839

U.S. Government Agency Securities (1.5%)
FFCB 1.040%, 1/25/29	250,000	244,108
1.380%, 1/14/31	250,000	243,447
FHLB 1.625%, 12/20/21	1,000,000	1,007,304
0.125%, 10/21/22	165,000	164,918
2.500%, 2/13/24	200,000	211,150
2.875%, 9/13/24	75,000	80,589
0.375%, 9/4/25	120,000	118,177
3.250%, 11/16/28	250,000	283,823
FHLMC 2.375%, 1/13/22	300,000	303,692
0.250%, 8/24/23	215,000	214,870
0.125%, 10/16/23	190,000	189,240
0.250%, 12/4/23	420,000	419,229
0.375%, 9/23/25	230,000	226,218
0.650%, 10/22/25	2,600,000	2,592,122
0.650%, 10/27/25	2,600,000	2,579,958
0.800%, 10/28/26	2,600,000	2,585,760
FNMA
2.000%, 1/5/22	200,000	201,935
1.375%, 9/6/22	100,000	101,438
0.250%, 5/22/23	500,000	499,974
0.250%, 7/10/23	455,000	454,919
1.750%, 7/2/24	100,000	103,809
2.625%, 9/6/24 (x)	332,000	354,163
0.625%, 4/22/25	430,000	429,330

See Notes to Financial Statements.

1382

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MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Principal Amount	Value (Note 1)
0.500%, 6/17/25	$250,000	$248,136
0.375%, 8/25/25	240,000	236,343
2.125%, 4/24/26	110,000	116,497
1.875%, 9/24/26	100,000	104,831
0.750%, 10/8/27	500,000	487,632
0.875%, 8/5/30	500,000	473,797
Iraq Government AID Bonds 2.149%, 1/18/22	200,000	202,233
Tennessee Valley Authority 2.875%, 9/15/24	50,000	53,683
0.750%, 5/15/25	335,000	335,096

Total U.S. Government Agency Securities		15,868,421

U.S. Treasury Obligations (28.9%)
U.S. Treasury Bonds 7.125%, 2/15/23	200,000	222,440
6.875%, 8/15/25	200,000	250,111
6.750%, 8/15/26	100,000	129,335
4.250%, 5/15/39	187,000	255,888
4.500%, 8/15/39	208,000	293,225
4.375%, 11/15/39	908,000	1,263,227
4.625%, 2/15/40	626,000	898,601
1.125%, 5/15/40	755,000	652,367
1.125%, 8/15/40	755,000	650,114
3.875%, 8/15/40	526,000	691,588
1.375%, 11/15/40#	6,055,000	5,443,662
4.250%, 11/15/40	526,000	725,588
1.875%, 2/15/41	2,300,000	2,253,984
4.375%, 5/15/41	3,200,000	4,496,088
3.125%, 2/15/43	780,000	932,148
2.875%, 5/15/43	2,680,000	3,082,493
3.625%, 8/15/43	2,480,000	3,193,457
3.750%, 11/15/43	2,180,000	2,862,117
3.625%, 2/15/44	1,300,000	1,680,532
3.375%, 5/15/44	1,200,000	1,496,528
3.125%, 8/15/44	800,000	960,260
3.000%, 11/15/44	1,000,000	1,177,517
2.500%, 2/15/45	3,083,000	3,336,560
3.000%, 5/15/45	300,000	353,899
2.875%, 8/15/45	1,800,000	2,081,397
2.250%, 8/15/46	600,000	620,458
2.875%, 11/15/46	715,000	829,848
3.000%, 5/15/47	1,100,000	1,307,922
2.750%, 11/15/47	3,083,000	3,509,724
3.000%, 2/15/48#	5,214,000	6,215,840
2.875%, 5/15/49	900,000	1,054,320
2.250%, 8/15/49	1,313,000	1,360,847
1.250%, 5/15/50	1,000,000	817,104
1.375%, 8/15/50	5,002,000	4,218,818
1.625%, 11/15/50	9,700,000	8,715,378
1.875%, 2/15/51	4,863,000	4,643,745
2.375%, 5/15/51	170,000	181,651
U.S. Treasury Notes
1.125%, 7/31/21	22,000	22,021
1.750%, 7/31/21	12,000	12,017
1.500%, 1/31/22	18,000	18,150
1.750%, 4/30/22	18,000	18,248
1.750%, 7/15/22	4,510,000	4,586,953
0.125%, 7/31/22	1,000,000	1,000,135
1.500%, 8/15/22	2,153,000	2,186,539
1.625%, 8/15/22	378,000	384,445
1.625%, 8/31/22	300,000	305,236
1.875%, 8/31/22	500,000	510,176
1.500%, 9/15/22	707,000	718,684
1.750%, 9/30/22	650,000	663,082
1.875%, 9/30/22	700,000	715,177
1.375%, 10/15/22	956,000	971,189
0.125%, 10/31/22	135,000	134,952
1.875%, 10/31/22	500,000	511,458
2.000%, 10/31/22	350,000	358,593
1.625%, 11/15/22	705,000	719,222
0.125%, 11/30/22	1,050,000	1,049,466
2.000%, 11/30/22	500,000	512,988
1.625%, 12/15/22	37,000	37,787
2.125%, 12/31/22	3,435,000	3,535,069
1.500%, 1/15/23	164,000	167,331
1.750%, 1/31/23	775,000	794,102
1.375%, 2/15/23	2,000,000	2,038,353
2.000%, 2/15/23	3,225,000	3,319,083
1.500%, 2/28/23	1,645,000	1,680,533
0.500%, 3/15/23	4,510,000	4,532,855
0.125%, 3/31/23	672,000	670,985
0.250%, 4/15/23	4,510,000	4,512,323
0.125%, 4/30/23	4,172,000	4,164,517
1.625%, 4/30/23	600,000	615,275
0.125%, 5/15/23	1,000,000	998,034
1.750%, 5/15/23	2,133,000	2,193,229
0.125%, 5/31/23	672,000	670,557
1.625%, 5/31/23	925,000	949,418
2.750%, 5/31/23	1,010,000	1,058,467
1.375%, 6/30/23	1,900,000	1,942,656
2.625%, 6/30/23	200,000	209,462
1.250%, 7/31/23	850,000	867,382
2.500%, 8/15/23	800,000	837,673
1.375%, 8/31/23	850,000	870,105
1.375%, 9/30/23	1,050,000	1,075,274
1.625%, 10/31/23	900,000	927,284
0.250%, 11/15/23	1,700,000	1,697,217
2.750%, 11/15/23	950,000	1,004,401
2.125%, 11/30/23	1,050,000	1,095,277
2.250%, 12/31/23	1,420,000	1,487,112
2.250%, 1/31/24	2,250,000	2,358,935
2.500%, 1/31/24	1,200,000	1,265,996
2.750%, 2/15/24	837,000	888,869
2.125%, 2/29/24	2,650,000	2,772,508
2.125%, 3/31/24	2,230,000	2,334,711
0.375%, 4/15/24	1,547,000	1,545,223
2.000%, 4/30/24	1,475,000	1,540,564
2.500%, 5/15/24	1,387,000	1,469,249
2.000%, 5/31/24	2,200,000	2,299,000
0.250%, 6/15/24	262,000	260,423
1.750%, 6/30/24	508,000	527,600
2.000%, 6/30/24	550,000	575,264
1.750%, 7/31/24	1,019,000	1,059,044
2.125%, 7/31/24	6,560,000	6,890,604
2.375%, 8/15/24	2,200,000	2,329,292
1.250%, 8/31/24	1,500,000	1,535,386
1.875%, 8/31/24	1,800,000	1,877,771
1.500%, 9/30/24	1,682,000	1,735,628
2.125%, 9/30/24	1,650,000	1,735,497
1.500%, 10/31/24	8,801,000	9,081,425
2.250%, 10/31/24	1,800,000	1,902,008
2.250%, 11/15/24	2,600,000	2,748,895

See Notes to Financial Statements.

1383

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Principal Amount		Value (Note 1)
1.500%, 11/30/24		$1,516,000	$1,564,325
2.125%, 11/30/24		300,000	316,026
1.750%, 12/31/24		8,230,000	8,565,606
2.250%, 12/31/24		850,000	899,661
1.375%, 1/31/25		352,000	361,706
2.000%, 2/15/25		962,000	1,010,093
0.500%, 3/31/25		464,000	461,825
0.375%, 4/30/25		6,991,000	6,918,260
2.125%, 5/15/25		1,953,000	2,062,739
2.000%, 8/15/25		2,750,000	2,894,601
0.250%, 8/31/25		1,200,000	1,176,275
2.250%, 11/15/25		3,400,000	3,618,764
0.375%, 11/30/25		1,543,000	1,515,727
0.375%, 12/31/25		2,043,000	2,004,883
1.625%, 2/15/26		3,375,000	3,499,959
0.750%, 4/30/26		2,805,000	2,791,916
2.375%, 4/30/26		650,000	697,275
1.625%, 5/15/26		6,950,000	7,207,439
0.750%, 5/31/26		1,166,000	1,159,904
0.875%, 6/30/26		5,500,000	5,500,012
1.500%, 8/15/26		7,903,000	8,141,778
2.000%, 11/15/26		3,400,000	3,590,168
1.625%, 11/30/26		1,118,000	1,158,463
2.250%, 2/15/27		1,125,000	1,203,131
0.625%, 3/31/27		1,750,000	1,713,208
2.375%, 5/15/27		2,510,000	2,703,821
0.500%, 5/31/27		2,228,000	2,158,410
2.250%, 8/15/27		7,195,000	7,699,355
0.500%, 8/31/27		1,000,000	965,010
2.250%, 11/15/27		3,510,000	3,757,144
0.625%, 11/30/27		875,000	847,613
2.750%, 2/15/28		1,310,000	1,444,595
1.250%, 3/31/28		348,000	349,677
1.250%, 4/30/28		442,000	443,811
2.875%, 5/15/28		2,110,000	2,345,761
1.250%, 5/31/28		576,000	577,945
1.250%, 6/30/28		5,500,000	5,512,953
2.875%, 8/15/28		2,540,000	2,826,969
3.125%, 11/15/28		3,728,000	4,220,531
2.625%, 2/15/29		3,224,000	3,538,228
2.375%, 5/15/29		2,630,000	2,840,299
1.625%, 8/15/29		539,000	551,812
1.750%, 11/15/29		1,111,000	1,147,818
1.500%, 2/15/30		2,351,000	2,376,703
0.625%, 5/15/30		2,090,000	1,955,615
0.625%, 8/15/30		3,822,000	3,564,890
0.875%, 11/15/30		4,000,000	3,808,170
1.125%, 2/15/31 (x)		3,594,000	3,493,147
1.625%, 5/15/31		5,816,000	5,912,243

Total U.S. Treasury Obligations			316,019,429

Total Long-Term Debt Securities (97.5%) (Cost $1,064,613,633)			1,066,549,365

SHORT-TERM INVESTMENTS:
Foreign Government Treasury Bills (1.0%)
Federative Republic of Brazil 0.00%, 10/1/21 (p)	BRL	50,200,000	9,978,470
0.00%, 1/1/22 (p)		6,000,000	1,173,712

Total Foreign Government Treasury Bills			11,152,182

	Number of Shares		Value (Note 1)
Investment Companies (3.0%)
BlackRock Liquidity FedFund, Institutional Shares (xx)		1,000,000	1,000,000
JPMorgan Prime Money Market Fund, IM Shares		31,771,890	31,787,776

Total Investment Companies			32,787,776

	Principal Amount		Value (Note 1)
Repurchase Agreements (0.3%)
Citigroup Global Markets, Inc., 0.07%, dated 6/30/21, due 7/1/21, repurchase price $2,888,387, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-5.000%, maturing 4/30/22-2/1542; total market value $2,946,149. (xx)		$2,888,381	2,888,381
Deutsche Bank AG, 0.17%, dated 6/30/21, due 7/1/21, repurchase price $64,254, collateralized by various Foreign Government Agency Securities, ranging from 0.125%-1.875%, maturing 2/12/22-2/15/23; total market value $65,541. (xx)		64,254	64,254
HSBC Bank plc, 0.10%, dated 6/30/21, due 7/1/21, repurchase price $200,001, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-6.125%, maturing 7/15/21-2/15/50; total market value $204,082. (xx)		200,000	200,000
HSBC Bank plc, 0.10%, dated 6/30/21, due 7/1/21, repurchase price $200,001, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-6.125%, maturing 7/15/21-2/15/50; total market value $204,082. (xx)		200,000	200,000

Total Repurchase Agreements			3,352,635

U.S. Government Agency Security (0.2%)
FHLB 0.07%, 9/17/21 (o)(p)		2,500,000	2,499,601

U.S. Treasury Obligations (5.5%)
U.S. Treasury Bills 0.02%, 7/1/21 (p)		3,800,000	3,799,998
0.05%, 7/13/21 (p)		22,800,000	22,799,622
0.05%, 7/27/21 (p)		2,200,000	2,199,920
0.05%, 8/19/21 (p)		5,300,000	5,299,636
0.05%, 8/26/21 (p)		2,400,000	2,399,805
0.05%, 9/2/21 (p)		2,300,000	2,299,786
0.05%, 9/30/21 (p)		3,800,000	3,799,521
0.05%, 11/4/21 (p)		3,800,000	3,799,336

See Notes to Financial Statements.

1384

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Principal Amount	Value (Note 1)
0.05%, 11/12/21 (p),(v)	$1,700,000	$1,699,652
0.05%, 11/26/21 (p)	11,800,000	11,797,336

Total U.S. Treasury Obligations		59,894,612

Total Short-Term Investments (10.0%) (Cost $108,524,135)		109,686,806

	Number of Contracts	Value (Note 1)
OPTIONS PURCHASED:
Put Options Purchased (0.1%)
Future Interest Rate Options (0.1%)
Mid-Curve 1-Year Eurodollar 09/10/2021 at USD 99.75, American Style Notional Amount: USD 49,000,000 Exchange Traded*	196	60,025
Mid-Curve 1-Year Eurodollar 12/10/2021 at USD 99.38, American Style Notional Amount: USD 207,500,000 Exchange Traded*	830	176,375
Mid-Curve 2-Year Eurodollar 09/10/2021 at USD 99.38, American Style Notional Amount: USD 151,000,000 Exchange Traded*	604	581,350
U.S. Treasury 10 Year Note 07/23/2021 at USD 131.00, American Style Notional Amount: USD 700,000 Exchange Traded*	7	766

Total Options Purchased (0.1%) (Cost $323,002)		818,516

Total Investments Before Securities Sold Short (107.6%) (Cost $1,173,460,770)		1,177,054,687

	Principal Amount	Value (Note 1)
SECURITIES SOLD SHORT:
Mortgage-Backed Security (-0.5%)
FNMA/FHLMC UMBS, 30 Year, Single Family
4.000%, 7/25/51 TBA	$(3,947,550)	(4,205,375)
4.500%, 7/25/51 TBA	(731,000)	(786,967)
2.000%, 8/25/51 TBA	(14,000)	(14,125)

Total Securities Sold Short (-0.5%)
(Proceeds Received $5,021,860)		(5,006,467)

Total Investments after Securities Sold Short (107.1%)
(Cost $1,168,438,910)		1,172,048,220
Other Assets Less Liabilities (-7.1%)		(77,703,938)

Net Assets (100%)		$1,094,344,282

*	Non-income producing.
§

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At June 30, 2021, the market value of these securities amounted to $142,909,593 or 13.1% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $132,035.
(e)	Step Bond - Coupon rate increases or decreases in increments to maturity. Rate disclosed is as of June 30, 2021. Maturity date disclosed is the ultimate maturity date.
(h)

Defaulted security. A security is classified as defaulted if the issuer files for bankruptcy or fails to make a scheduled interest or principal payment within the grace period set forth in the security’s governing documents.

(k)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of June 30, 2021.
(l)

Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of June 30, 2021.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At June 30, 2021, the market value of these securities amounted to $9,842,342 or 0.9% of net assets.

(o)	Discount Note Security. Effective rate calculated as of June 30, 2021.
(p)	Yield to maturity.
(r)	Value determined using significant unobservable inputs.
(v)	All, or a portion of security held by broker as collateral for forward foreign currency contracts, with a total collateral value of $1,235,747.
(x)	All or a portion of security is on loan at June 30, 2021.
(xx)

At June 30, 2021, the Portfolio had loaned securities with a total value of $5,141,693. This was collateralized by $893,164 of various U.S. Government Treasury Securities, ranging from 0.000% – 1.875%, maturing 7/6/21 – 11/15/50 and by cash of $4,352,635 which was subsequently invested in an investment company and joint repurchase agreements as detailed in the Notes to the Financial Statements.

(y)

Securities are perpetual and, thus, do not have a predetermined maturity date. The coupon rate for these securities are fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of June 30, 2021.

See Notes to Financial Statements.

1385

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

Glossary:

AGM	— Insured by Assured Guaranty Municipal Corp.
ARM	— Adjustable Rate Mortgage
ARS	— Argentine Peso
AUD	— Australian Dollar
BRL	— Brazilian Real
CAD	— Canadian Dollar
CLP	— Chilean Peso
CLO	— Collateralized Loan Obligation
CPI	— Consumer Price Index
EUR	— European Currency Unit
FFCB	— Federal Farm Credit Bank
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GBP	— British Pound
GNMA	— Government National Mortgage Association
ICE	— Intercontinental Exchange
IDR	— Indonesian Rupiah
IO	— Interest Only
JPY	— Japanese Yen
LIBOR	— London Interbank Offered Rate
MXN	— Mexican Peso
MYR	— Malaysian Ringgit
PIK	— Payment-in Kind Security
PEN	— Peruvian Sol
REMIC	— Real Estate Mortgage Investment Conduit
SOFR	— Secured Overnight Financing Rate
TBA	— To Be Announced; Security is subject to delayed delivery
UMBS	— Uniform Mortgage-Backed Securities
USD	— United States Dollar

Futures contracts outstanding as of June 30, 2021 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
U.S. Treasury 2 Year Note	53	9/2021	USD	11,676,977	(18,828)
U.S. Treasury 5 Year Note	30	9/2021	USD	3,702,891	(11,044)
U.S. Treasury 10 Year Note	313	9/2021	USD	41,472,500	84,170
U.S. Treasury Long Bond	40	9/2021	USD	6,430,000	202,731
U.S. Treasury Ultra Bond	19	9/2021	USD	3,661,063	157,567

					414,596

Short Contracts
Euro-Bund	(3)	9/2021	EUR	(614,017)	(4,355)
Euro-Buxl	(6)	9/2021	EUR	(1,445,951)	(27,885)
Japan 10 Year Bond	(8)	9/2021	JPY	(10,923,264)	(15,040)
Long Gilt	(50)	9/2021	GBP	(8,860,037)	(93,997)
U.S. Treasury 10 Year Note	(113)	9/2021	USD	(14,972,500)	(56,683)
U.S. Treasury 10 Year Ultra Note	(132)	9/2021	USD	(19,430,813)	(305,649)
U.S. Treasury Long Bond	(21)	9/2021	USD	(3,375,750)	(97,319)

					(600,928)

					(186,332)

Forward Foreign Currency Contracts outstanding as of June 30, 2021 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
BRL	8,688,063	USD	1,636,524	Bank of America**	7/2/2021	110,241
USD	1,314,826	AUD	1,700,000	Bank of America	7/2/2021	39,911
USD	762,024	CAD	918,000	Barclays Bank plc	7/2/2021	21,463
USD	3,129,336	EUR	2,558,000	Barclays Bank plc	7/2/2021	96,188
USD	9,476,211	GBP	6,703,000	Goldman Sachs Bank USA	7/2/2021	203,951
USD	187,687	PEN	715,934	Barclays Bank plc**	7/13/2021	1,582
BRL	8,688,063	USD	1,714,197	Goldman Sachs Bank USA**	8/3/2021	26,395
USD	3,035,521	EUR	2,558,000	Barclays Bank plc	8/3/2021	306
USD	9,278,192	GBP	6,703,000	HSBC Bank plc	8/3/2021	5,034
MXN	4,170,990	USD	201,137	UBS AG	8/24/2021	6,703
USD	98,450	IDR	1,427,334,166	Deutsche Bank AG**	8/24/2021	447
USD	99,274	MXN	1,966,011	Barclays Bank plc	8/24/2021	1,308
USD	134,904	MXN	2,687,115	BNP Paribas	8/24/2021	1,005
USD	59,486	CAD	72,000	Westpac Banking Corp.	9/15/2021	1,404
USD	2,420,810	EUR	1,997,000	BNP Paribas	9/15/2021	49,112

See Notes to Financial Statements.

1386

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
USD	178,474	MYR	740,401	Goldman Sachs Bank USA**	9/15/2021	691
USD	1,090,025	PEN	4,028,187	HSBC Bank plc**	10/12/2021	40,659
USD	398,094	PEN	1,492,174	Goldman Sachs Bank USA**	11/12/2021	9,527

Total unrealized appreciation						615,927

USD	1,719,727	BRL	8,688,063	Goldman Sachs Bank USA**	7/2/2021	(27,038)
USD	739,330	CAD	918,000	JPMorgan Chase Bank	8/3/2021	(1,219)
USD	33,560	MXN	674,402	BNP Paribas	8/24/2021	(45)
USD	8,876,207	BRL	50,200,000	JPMorgan Chase Bank**	10/4/2021	(1,095,018)
CLP	670,226,700	USD	936,280	Deutsche Bank AG**	11/9/2021	(27,551)
USD	1,049,593	BRL	6,000,000	JPMorgan Chase Bank**	1/4/2022	(124,440)

Total unrealized depreciation						(1,275,311)

Net unrealized depreciation						(659,384)

**	Non-deliverable forward.

Written Call Options Contracts as of June 30, 2021 (Note 1):

Description	Counterparty	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value ($)
U.S. Treasury 10 Year Note	Exchange Traded	5	USD (500,000)	USD 133.50	7/23/2021	(859)

Written Put Options Contracts as of June 30, 2021 (Note 1):

Description	Counterparty	Number of Contracts	Notional Amount		Exercise Price		Expiration Date	Value ($)
Mid-Curve 1-Year Eurodollar	Exchange Traded	196	USD	(49,000,000)	USD	99.50	9/10/2021	(12,250)
Mid-Curve 2-Year Eurodollar	Exchange Traded	271	USD	(67,750,000)	USD	99.00	9/10/2021	(82,994)
Mid-Curve 2-Year Eurodollar	Exchange Traded	333	USD	(83,250,000)	USD	99.13	9/10/2021	(156,094)
U.S. Treasury 10 Year Note	Exchange Traded	3	USD	(300,000)	USD	129.00	7/23/2021	(47)

								(251,385)

Total Written Options Contracts (Premiums Received ($199,455))								(252,244)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2021:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) (a)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Asset-Backed Securities	$—	$68,405,089	$—	$68,405,089
Collateralized Mortgage Obligations	—	92,959,544	—	92,959,544
Commercial Mortgage-Backed Securities	—	61,540,788	—	61,540,788
Corporate Bonds
Communication Services	—	20,670,969	—	20,670,969
Consumer Discretionary	—	17,138,054	—	17,138,054
Consumer Staples	—	13,539,699	—	13,539,699
Energy	—	18,056,528	—	18,056,528
Financials	—	101,875,543	—	101,875,543
Health Care	—	22,761,490	—	22,761,490

See Notes to Financial Statements.

1387

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MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) (a)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Industrials	$—	$24,174,294	$—	$24,174,294
Information Technology	—	29,703,101	—	29,703,101
Materials	—	5,053,189	—	5,053,189
Real Estate	—	19,571,175	—	19,571,175
Utilities	—	24,732,322	—	24,732,322
Foreign Government Securities	—	14,518,515	2,300	14,520,815
Forward Currency Contracts	—	615,927	—	615,927
Futures	444,468	—	—	444,468
Loan Participations
Consumer Discretionary	—	968,614	—	968,614
Financials	—	909,004	—	909,004
Mortgage-Backed Securities	—	185,978,170	—	185,978,170
Municipal Bonds	—	4,497,288	—	4,497,288
Options Purchased
Put Options Purchased	818,516	—	—	818,516
Short-Term Investments
Foreign Government Treasury Bills	—	11,152,182	—	11,152,182
Investment Companies	32,787,776	—	—	32,787,776
Repurchase Agreements	—	3,352,635	—	3,352,635
U.S. Government Agency Security	—	2,499,601	—	2,499,601
U.S. Treasury Obligations	—	59,894,612	—	59,894,612
Supranational	—	7,605,839	—	7,605,839
U.S. Government Agency Securities	—	15,868,421	—	15,868,421
U.S. Treasury Obligations	—	316,019,429	—	316,019,429

Total Assets	$34,050,760	$1,144,062,022	$2,300	$1,178,115,082

Liabilities:
Forward Currency Contracts	$—	$(1,275,311)	$—	$(1,275,311)
Futures	(630,800)	—	—	(630,800)
Mortgage-Backed Securities	—	(5,006,467)	—	(5,006,467)
Options Written
Call Options Written	(859)	—	—	(859)
Put Options Written	(251,385)	—	—	(251,385)

Total Liabilities	$(883,044)	$(6,281,778)	$—	$(7,164,822)

Total	$33,167,716	$1,137,780,244	$2,300	$1,170,950,260

(a)	A security with a market value of $149,405 transferred from Level 3 to Level 2 at the end of the period due to observable market inputs.

Fair Values of Derivative Instruments as of June 30, 2021:

	Statement of Assets and Liabilities
Derivatives Contracts^	Asset Derivatives	Fair Value
Interest rate contracts	Receivables, Net assets – Unrealized appreciation	$1,262,984	*
Foreign exchange contracts	Receivables	615,927

Total		$1,878,911

	Liability Derivatives
Interest rate contracts	Payables, Net assets – Unrealized depreciation	$(883,044	)*
Foreign exchange contracts	Payables	(1,275,311)

Total		$(2,158,355)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

See Notes to Financial Statements.

1388

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2021:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Options	Futures	Forward Foreign Currency Contracts	Total
Interest rate contracts	$(14,965)	$64,510	$—	$49,545
Foreign exchange contracts	—	—	772,737	772,737

Total	$(14,965)	$64,510	$772,737	$822,282

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Options	Futures	Forward Foreign Currency Contracts	Total
Interest rate contracts	$488,529	$(198,285)	$—	$290,244
Foreign exchange contracts	—	—	442,761	442,761

Total	$488,529	$(198,285)	$442,761	$733,005

^ This Portfolio held options, forward foreign currency and futures contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

The Portfolio held forward foreign currency contracts with an average settlement value of approximately $78,320,000, option contracts and futures contracts with an average notional balance of approximately $1,415,000 and $130,254,000 respectively, during the six months ended June 30, 2021.

The following table presents the Portfolio’s gross derivative assets and liabilities by counterparty net of amounts available for offset under netting arrangements and any related collateral received or pledged by the Portfolio as of June 30, 2021:

Counterparty	Gross Amount of Derivative Assets Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Received*	Net Amount Due from Counterparty
Bank of America	$150,152	$—	$(150,152)	$—
Barclays Bank plc	120,847	—	(120,847)	—
BNP Paribas	50,117	(45)	—	50,072
Deutsche Bank AG	447	(447)	—	—
Goldman Sachs Bank USA	240,564	(27,038)	—	213,526
HSBC Bank plc	45,693	—	(45,693)	—
UBS AG	6,703	—	—	6,703
Westpac Banking Corp. .	1,404	—	—	1,404

Total	$615,927	$(27,530)	$(316,692)	$271,705

Counterparty	Gross Amount of Derivative Liabilities Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Pledged**	Net Amount Due to Counterparty
BNP Paribas	$45	$(45)	$—	$—
Deutsche Bank AG	27,551	(447)	—	27,104
Goldman Sachs Bank USA	27,038	(27,038)	—	—
JPMorgan Chase Bank	1,220,677	—	(1,220,677)	—

Total	$1,275,311	$(27,530)	$(1,220,677)	$27,104

(a)	For financial reporting purposes the Portfolio does not offset derivative assets and derivative liabilities subject to master netting arrangements in the Statement of Assets and Liabilities.
*	The table above does not include the additional collateral received from the counterparty. Total additional collateral received is $233,308.
**	The table above does not include the additional collateral pledged to the counterparty. Total additional collateral pledged is $15,070.

See Notes to Financial Statements.

1389

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MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

Sale-Buyback Transactions:

The average amount of borrowings while outstanding for 26 days during the six months ended June 30, 2021, was approximately $1,593,000 at a weighted average interest rate of 0.10%.

Investment security transactions for the six months ended June 30, 2021 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$1,241,354,407
Long-term U.S. government debt securities	131,098,027

$1,372,452,434

Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$1,263,396,170
Long-term U.S. government debt securities	73,261,132

$1,336,657,302

As of June 30, 2021, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$31,594,671
Aggregate gross unrealized depreciation	(29,597,444)

Net unrealized appreciation	$1,997,227

Federal income tax cost of investments in securities and derivative instruments, if applicable	$1,168,953,033

See Notes to Financial Statements.

1390

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MULTIMANAGER CORE BOND PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES June 30, 2021 (Unaudited)

ASSETS
Investments in Securities, at value (x)
Unaffiliated Issuers (Cost $1,170,108,135)	$1,173,702,052
Repurchase Agreements (Cost $3,352,635)	3,352,635
Cash	16,082,934
Foreign cash (Cost $605,033)	600,751
Cash held as collateral at broker for futures	775,000
Receivable for forward settling transactions	106,525,622
Receivable for securities sold	7,734,697
Dividends, interest and other receivables	4,805,820
Unrealized appreciation on forward foreign currency contracts	615,927
Due from broker for futures variation margin	133,297
Receivable for Portfolio shares sold	122,035
Due from Custodian	2,445
Securities lending income receivable	1,228
Other assets	10,245

Total assets	1,314,464,688

LIABILITIES
Payable for forward settling transactions	190,316,062
Payable for securities purchased	16,434,935
Securities sold short (Proceeds received $5,021,860)	5,006,467
Payable for return of collateral on securities loaned	4,352,635
Unrealized depreciation on forward foreign currency contracts	1,275,311
Payable for Portfolio shares redeemed	573,651
Payable for return of cash collateral on forward foreign currency contracts	550,000
Investment management fees payable	428,774
Options written, at value (Premiums received $199,455)	252,244
Payable for return of cash collateral on forward settling transactions	175,000
Administrative fees payable	105,806
Distribution fees payable – Class IB	60,821
Distribution fees payable – Class IA	6,186
Trustees’ fees payable	1,845
Other liabilities	247,472
Accrued expenses	333,197

Total liabilities	220,120,406

NET ASSETS	$1,094,344,282

Net assets were comprised of:
Paid in capital	$1,102,224,207
Total distributable earnings (loss)	(7,879,925)

Net assets	$1,094,344,282

Class IA
Net asset value, offering and redemption price per share, $30,216,880 / 3,010,767 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.04

Class IB
Net asset value, offering and redemption price per share, $296,941,047 / 29,505,710 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.06

Class K
Net asset value, offering and redemption price per share, $767,186,355 / 76,394,990 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.04

(x)	Includes value of securities on loan of $5,141,693.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2021 (Unaudited)

INVESTMENT INCOME
Interest (net of $1,350 foreign withholding tax)	$11,779,714
Dividends	11,215
Securities lending (net)	6,008

Total income	11,796,937

EXPENSES
Investment management fees	2,891,478
Administrative fees	633,205
Distribution fees – Class IB	356,711
Custodian fees	152,770
Professional fees	53,790
Printing and mailing expenses	39,053
Distribution fees – Class IA	37,089
Trustees’ fees	15,210
Miscellaneous	77,527

Gross expenses	4,256,833
Less: Waiver from investment manager	(408,440)

Net expenses	3,848,393

NET INVESTMENT INCOME (LOSS)	7,948,544

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities (net of Indonesian tax of $1,054 on realized on investments)	(2,286,238)
Futures contracts	64,510
Forward foreign currency contracts	772,737
Foreign currency transactions	29,891
Options written	(7,527)
Securities sold short	12,169

Net realized gain (loss)	(1,414,458)

Change in unrealized appreciation (depreciation) on:
Investments in securities	(16,627,488)
Futures contracts	(198,285)
Forward foreign currency contracts	442,761
Foreign currency translations	(36,442)
Options written	(52,789)
Securities sold short	32,420

Net change in unrealized appreciation (depreciation)	(16,439,823)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(17,854,281)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(9,905,737)

See Notes to Financial Statements.

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MULTIMANAGER CORE BOND PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31, 2020
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$7,948,544	$17,575,796
Net realized gain (loss)	(1,414,458)	22,840,365
Net change in unrealized appreciation (depreciation)	(16,439,823)	17,225,197

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(9,905,737)	57,641,358

Distributions to shareholders:
Class IA	(170,054)	(1,107,712)
Class IB	(1,655,778)	(10,111,646)
Class K	(5,147,229)	(27,440,170)

Total distributions to shareholders	(6,973,061)	(38,659,528)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 174,685 and 872,956 shares, respectively ]	1,753,173	8,835,739
Capital shares issued in reinvestment of dividends and distributions [ 17,046 and 108,482 shares, respectively ]	170,054	1,107,712
Capital shares repurchased [ (165,609) and (801,546) shares, respectively ]	(1,664,438)	(8,116,403)

Total Class IA transactions	258,789	1,827,048

Class IB
Capital shares sold [ 3,311,256 and 5,749,158 shares, respectively ]	33,353,163	59,064,805
Capital shares issued in reinvestment of dividends and distributions [ 165,513 and 987,666 shares, respectively ]	1,655,778	10,111,646
Capital shares repurchased [ (1,329,375) and (6,375,725) shares, respectively ]	(13,354,564)	(64,602,437)

Total Class IB transactions	21,654,377	4,574,014

Class K
Capital shares sold [ 8,029,982 and 16,561,986 shares, respectively ]	81,066,792	169,605,269
Capital shares issued in reinvestment of dividends and distributions [ 515,572 and 2,685,219 shares, respectively ]	5,147,229	27,435,562
Capital shares repurchased [ (3,432,869) and (9,002,624) shares, respectively ]	(34,399,432)	(90,902,868)

Total Class K transactions	51,814,589	106,137,963

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	73,727,755	112,539,025

TOTAL INCREASE (DECREASE) IN NET ASSETS	56,848,957	131,520,855
NET ASSETS:
Beginning of period	1,037,495,325	905,974,470

End of period	$1,094,344,282	$1,037,495,325

See Notes to Financial Statements.

1392

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MULTIMANAGER CORE BOND PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31,
Class IA			2020	2019	2018	2017	2016
Net asset value, beginning of period	$10.20		$9.96	$9.56	$9.86	$9.78	$9.74

Income (loss) from investment operations:
Net investment income (loss) (e)	0.07		0.17	0.23	0.22	0.18	0.18
Net realized and unrealized gain (loss)	(0.17)		0.46	0.46	(0.26)	0.11	0.08

Total from investment operations	(0.10)		0.63	0.69	(0.04)	0.29	0.26

Less distributions:
Dividends from net investment income	(0.06)		(0.20)	(0.21)	(0.26)	(0.21)	(0.21)
Distributions from net realized gains	—		(0.19)	(0.08)	—	—	(0.01)

Total dividends and distributions	(0.06)		(0.39)	(0.29)	(0.26)	(0.21)	(0.22)

Net asset value, end of period	$10.04		$10.20	$9.96	$9.56	$9.86	$9.78

Total return (b)	(1.00)%		6.31%	7.33%	(0.37)%	2.95%	2.64%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$30,217		$30,439	$27,944	$28,429	$29,623	$33,551
Ratio of expenses to average net assets:
After waivers (a)(f)	0.90%		0.90%	0.93%*	0.96%*	0.90%	0.94%
Before waivers (a)(f)	0.98%		1.00%	1.03%*	1.06%*	1.00%	1.00%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	1.32%		1.66%	2.35%	2.30%	1.85%	1.86%
Before waivers (a)(f)	1.24%		1.56%	2.24%	2.20%	1.74%	1.80%
Portfolio turnover rate^	126	%(z)	324%	314%	312%	359%	298%

	Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31,
Class IB			2020	2019	2018	2017	2016
Net asset value, beginning of period	$10.23		$9.99	$9.58	$9.88	$9.80	$9.76

Income (loss) from investment operations:
Net investment income (loss) (e)	0.07		0.17	0.23	0.22	0.18	0.19
Net realized and unrealized gain (loss)	(0.18)		0.46	0.47	(0.26)	0.11	0.07

Total from investment operations	(0.11)		0.63	0.70	(0.04)	0.29	0.26

Less distributions:
Dividends from net investment income	(0.06)		(0.20)	(0.21)	(0.26)	(0.21)	(0.21)
Distributions from net realized gains	—		(0.19)	(0.08)	—	—	(0.01)

Total dividends and distributions	(0.06)		(0.39)	(0.29)	(0.26)	(0.21)	(0.22)

Net asset value, end of period	$10.06		$10.23	$9.99	$9.58	$9.88	$9.80

Total return (b)	(1.10)%		6.29%	7.42%	(0.37)%	2.94%	2.63%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$296,941		$279,779	$269,676	$253,339	$281,820	$279,239
Ratio of expenses to average net assets:
After waivers (a)(f)	0.90%		0.90%	0.93%*	0.96%*	0.90%	0.94%
Before waivers (a)(f)	0.98%		1.00%	1.03%*	1.06%*	1.00%	1.00%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	1.32%		1.67%	2.35%	2.30%	1.84%	1.86%
Before waivers (a)(f)	1.24%		1.57%	2.24%	2.20%	1.74%	1.80%
Portfolio turnover rate^	126	%(z)	324%	314%	312%	359%	298%

See Notes to Financial Statements.

1393

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MULTIMANAGER CORE BOND PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31,
Class K			2020	2019	2018	2017	2016
Net asset value, beginning of period	$10.20		$9.97	$9.56	$9.86	$9.78	$9.74

Income (loss) from investment operations:
Net investment income (loss) (e)	0.08		0.20	0.26	0.24	0.21	0.21
Net realized and unrealized gain (loss)	(0.17)		0.44	0.47	(0.26)	0.10	0.07

Total from investment operations	(0.09)		0.64	0.73	(0.02)	0.31	0.28

Less distributions:
Dividends from net investment income	(0.07)		(0.22)	(0.24)	(0.28)	(0.23)	(0.23)
Distributions from net realized gains	—		(0.19)	(0.08)	—	—	(0.01)

Total dividends and distributions	(0.07)		(0.41)	(0.32)	(0.28)	(0.23)	(0.24)

Net asset value, end of period	$10.04		$10.20	$9.97	$9.56	$9.86	$9.78

Total return (b)	(0.90)%		6.46%	7.71%	(0.12)%	3.20%	2.89%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$767,186		$727,277	$608,354	$423,776	$458,937	$398,084
Ratio of expenses to average net assets:
After waivers (a)(f)	0.65%		0.65%	0.68%*	0.71%*	0.65%	0.69%
Before waivers (a)(f)	0.73%		0.75%	0.78%*	0.81%*	0.75%	0.75%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	1.57%		1.91%	2.59%	2.55%	2.09%	2.11%
Before waivers (a)(f)	1.49%		1.81%	2.48%	2.45%	1.99%	2.05%
Portfolio turnover rate^	126	%(z)	324%	314%	312%	359%	298%
*	Includes Interest Expense of 0.06% and 0.03% for the years ended December 31, 2018 and 2019, respectively.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

1394

MULTIMANAGER TECHNOLOGY PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2021	% of Net Assets
Information Technology	48.3%
Exchange Traded Funds	30.3
Communication Services	11.3
Consumer Discretionary	7.9
Repurchase Agreements	2.2
Investment Company	0.8
Industrials	0.5
Health Care	0.1
Cash and Other	(1.4)

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IA and Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2021 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/21	Ending Account Value 6/30/21	Expenses Paid During Period* 1/1/21 - 6/30/21
Class IA
Actual	$1,000.00	$1,108.30	$6.17
Hypothetical (5% average annual return before expenses)	1,000.00	1,018.94	5.91
Class IB
Actual	1,000.00	1,108.20	6.17
Hypothetical (5% average annual return before expenses)	1,000.00	1,018.94	5.91
Class K
Actual	1,000.00	1,109.80	4.87
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.18	4.66

* Expenses are equal to the Portfolio’s Class IA, Class IB and Class K shares annualized expense ratio of 1.18%, 1.18% and 0.93%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

1395

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MULTIMANAGER TECHNOLOGY PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (11.3%)
Entertainment (0.4%)
Activision Blizzard, Inc.	21,850	$2,085,364
Electronic Arts, Inc.	22,729	3,269,112
Netflix, Inc.*	1,600	845,136
Skillz, Inc. (x)*	7,050	153,126
Take-Two Interactive Software, Inc.*	6,745	1,194,000
Zynga, Inc., Class A*	28,508	303,040

		7,849,778

Interactive Media & Services (10.9%)
Alphabet, Inc., Class A*	18,089	44,169,539
Alphabet, Inc., Class C*	25,085	62,871,037
Bumble, Inc., Class A (x)*	1,450	83,520
Cargurus, Inc.*	2,560	67,149
Eventbrite, Inc., Class A*	2,100	39,900
Facebook, Inc., Class A*	219,114	76,188,129
fuboTV, Inc. (x)*	2,650	85,091
IAC/InterActiveCorp*	2,330	359,216
Match Group, Inc.*	17,083	2,754,634
MediaAlpha, Inc., Class A*	600	25,260
Pinterest, Inc., Class A*	26,195	2,068,095
Snap, Inc., Class A*	160,525	10,938,174
Tencent Holdings Ltd.	21,392	1,609,022
TripAdvisor, Inc.*	2,736	110,261
Twitter, Inc.*	22,464	1,545,748
Vimeo, Inc.*	4,332	212,268
Yelp, Inc.*	1,963	78,441
Zillow Group, Inc., Class A*	8,087	990,900
Zillow Group, Inc., Class C*	4,489	548,646
ZoomInfo Technologies, Inc., Class A*	43,935	2,292,089

		207,037,119

Total Communication Services		214,886,897

Consumer Discretionary (7.9%)
Auto Components (0.4%)
Aptiv plc*	22,320	3,511,606
Magna International, Inc.	38,605	3,576,367

		7,087,973

Automobiles (0.6%)
Ford Motor Co.*	232,225	3,450,863
General Motors Co.*	126,845	7,505,419
Tesla, Inc.*	925	628,722

		11,585,004

Hotels, Restaurants & Leisure (1.3%)
Airbnb, Inc., Class A*	14,261	2,183,929
Booking Holdings, Inc.*	5,311	11,620,946
Expedia Group, Inc.*	59,815	9,792,314
Trainline plc (m)*	310,446	1,260,836

		24,858,025

Internet & Direct Marketing Retail (5.5%)
Alibaba Group Holding Ltd.*	37,031	1,049,267
Amazon.com, Inc.*	27,715	95,344,034
Chewy, Inc., Class A*	2,340	186,521
eBay, Inc.	18,230	1,279,928
Etsy, Inc.*	11,032	2,270,827
Groupon, Inc. (x)*	648	27,968
Overstock.com, Inc. (x)*	1,210	111,562
Porch Group, Inc. (x)*	2,110	40,807
Qurate Retail, Inc., Class A	10,690	139,932
RealReal, Inc. (The)*	1,710	33,790
Revolve Group, Inc.*	1,000	68,900
Shutterstock, Inc.	10,900	1,070,053
Stamps.com, Inc.*	520	104,151
Stitch Fix, Inc., Class A*	1,800	108,540
Trip.com Group Ltd. (ADR)*	67,300	2,386,458
Wayfair, Inc., Class A (x)*	2,084	657,940

		104,880,678

Specialty Retail (0.1%)
Auto1 Group SE (m)*	17,830	783,308

Total Consumer Discretionary		149,194,988

Health Care (0.1%)
Health Care Equipment & Supplies (0.1%)
Hoya Corp.	12,500	1,657,365

Health Care Technology (0.0%)
Veeva Systems, Inc., Class A*	4,465	1,388,392

Total Health Care		3,045,757

Industrials (0.5%)
Commercial Services & Supplies (0.0%)
Legalzoom.com, Inc.*	3,000	113,550

Electrical Equipment (0.0%)
Bloom Energy Corp., Class A*	3,680	98,881

Road & Rail (0.5%)
Lyft, Inc., Class A*	145,595	8,805,586

Total Industrials		9,018,017

Information Technology (48.3%)
Communications Equipment (1.1%)
Arista Networks, Inc.*	9,988	3,618,752
Calix, Inc.*	1,550	73,625
Cambium Networks Corp.*	150	7,253
Ciena Corp.*	4,340	246,903
Cisco Systems, Inc.	222,395	11,786,935
CommScope Holding Co., Inc.*	5,729	122,085
EchoStar Corp., Class A*	1,180	28,662
Extreme Networks, Inc.*	3,550	39,618
F5 Networks, Inc.*	15,410	2,876,431
Harmonic, Inc.*	2,810	23,941
Infinera Corp.*	5,730	58,446
Inseego Corp. (x)*	1,850	18,667
Juniper Networks, Inc.	9,220	252,167
Lumentum Holdings, Inc.*	10,531	863,858
Motorola Solutions, Inc.	4,769	1,034,158
NETGEAR, Inc.*	850	32,572
NetScout Systems, Inc.*	2,060	58,792
Plantronics, Inc.*	1,070	44,651
Ribbon Communications, Inc.*	3,350	25,494
Ubiquiti, Inc.	223	69,618
Viasat, Inc.*	1,880	93,699

See Notes to Financial Statements.

1396

EQ ADVISORS TRUST

MULTIMANAGER TECHNOLOGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Viavi Solutions, Inc.*	6,440	$113,730

		21,490,057

Electronic Equipment, Instruments & Components (1.9%)
Advanced Energy Industries, Inc.	1,070	120,600
Amphenol Corp., Class A	16,788	1,148,467
Arrow Electronics, Inc.*	2,070	235,628
Avnet, Inc.	2,790	111,823
Badger Meter, Inc.	800	78,496
Belden, Inc.	1,230	62,201
Benchmark Electronics, Inc.	970	27,606
CDW Corp.	3,926	685,676
Celestica, Inc. (x)*	3,049	23,935
Cognex Corp.	14,125	1,187,206
Coherent, Inc.*	690	182,395
Corning, Inc.	88,756	3,630,120
Fabrinet*	1,000	95,870
Flex Ltd.*	273,647	4,890,072
II-VI, Inc.*	2,928	212,543
Insight Enterprises, Inc.*	960	96,010
IPG Photonics Corp.*	11,315	2,384,862
Itron, Inc.*	1,260	125,975
Jabil, Inc.	3,770	219,112
Keysight Technologies, Inc.*	5,161	796,910
Knowles Corp.*	2,604	51,403
Littelfuse, Inc.	720	183,449
Methode Electronics, Inc.	1,060	52,162
MicroVision, Inc. (x)*	4,400	73,700
National Instruments Corp.	3,690	156,013
Novanta, Inc.*	1,010	136,108
OSI Systems, Inc.*	440	44,722
PAR Technology Corp. (x)*	650	45,461
Plexus Corp.*	760	69,471
Rogers Corp.*	530	106,424
Samsung SDI Co. Ltd.	20,526	12,722,238
Sanmina Corp.*	1,823	71,024
SYNNEX Corp.	1,143	139,172
Taiyo Yuden Co. Ltd.	43,270	2,138,281
TE Connectivity Ltd.	9,286	1,255,560
Trimble, Inc.*	7,020	574,447
TTM Technologies, Inc.*	2,760	39,468
Velodyne Lidar, Inc. (x)*	1,600	17,024
Vishay Intertechnology, Inc.	3,690	83,209
Vontier Corp.	4,750	154,755
Zebra Technologies Corp., Class A*	1,530	810,120

		35,239,718

IT Services (12.3%)
Accenture plc, Class A	17,918	5,282,047
Adyen NV (m)*	1,330	3,249,506
Affirm Holdings, Inc. (x)*	1,400	94,290
Akamai Technologies, Inc.*	4,580	534,028
Alliance Data Systems Corp.	1,385	144,303
Automatic Data Processing, Inc.	11,980	2,379,468
Black Knight, Inc.*	4,371	340,851
Broadridge Financial Solutions, Inc.	3,260	526,588
CGI, Inc.*	6,230	564,438
Cognizant Technology Solutions Corp., Class A	21,548	1,492,414
Concentrix Corp.*	1,193	191,834
Conduent, Inc.*	4,800	36,000
CSG Systems International, Inc.	910	42,934
DXC Technology Co.*	168,430	6,558,664
EPAM Systems, Inc.*	7,854	4,013,080
Euronet Worldwide, Inc.*	1,470	198,964
Evertec, Inc.	1,663	72,590
ExlService Holdings, Inc.*	920	97,759
Fastly, Inc., Class A (x)*	2,400	143,040
Fidelity National Information Services, Inc.	35,397	5,014,693
Fiserv, Inc.*	38,577	4,123,496
FleetCor Technologies, Inc.*	13,836	3,542,846
Gartner, Inc.*	2,450	593,390
Genpact Ltd.	84,664	3,846,286
Global Payments, Inc.	57,068	10,702,533
GoDaddy, Inc., Class A*	20,774	1,806,507
International Business Machines Corp.	25,182	3,691,429
Jack Henry & Associates, Inc.	2,100	343,371
LiveRamp Holdings, Inc.*	1,880	88,078
Marathon Digital Holdings, Inc. (x)*	2,600	81,562
Mastercard, Inc., Class A	48,040	17,538,924
MAXIMUS, Inc.	1,690	148,669
MongoDB, Inc.*	64,515	23,323,463
Okta, Inc.*	11,325	2,771,001
Paychex, Inc.	9,000	965,700
PayPal Holdings, Inc.*	135,624	39,531,684
Perficient, Inc.*	900	72,378
Repay Holdings Corp.*	2,100	50,484
Sabre Corp.*	8,955	111,758
Shift4 Payments, Inc., Class A*	1,100	103,092
Shopify, Inc., Class A*	11,186	16,342,522
Snowflake, Inc., Class A*	15,424	3,729,523
Square, Inc., Class A*	85,678	20,888,296
StoneCo Ltd., Class A*	16,184	1,085,299
Switch, Inc., Class A	2,500	52,775
Sykes Enterprises, Inc.*	1,100	59,070
TTEC Holdings, Inc.	480	49,483
Twilio, Inc., Class A*	64,535	25,437,116
Unisys Corp.*	1,850	46,824
VeriSign, Inc.*	2,790	635,255
Verra Mobility Corp.*	3,820	58,713
Visa, Inc., Class A	74,475	17,413,745
Western Union Co. (The)	11,500	264,155
WEX, Inc.*	13,049	2,530,201

		233,007,119

Semiconductors & Semiconductor Equipment (12.2%)
Advanced Micro Devices, Inc.*	135,800	12,755,694
Advantest Corp.	20,600	1,856,123
Allegro MicroSystems, Inc.*	1,150	31,855
Ambarella, Inc.*	1,000	106,630
Amkor Technology, Inc.	3,000	71,010
Analog Devices, Inc.	10,405	1,791,325
Applied Materials, Inc.	122,480	17,441,152
ASML Holding NV	3,341	2,295,346
BE Semiconductor Industries NV	39,589	3,358,278
Broadcom, Inc.	11,535	5,500,349
Brooks Automation, Inc.	2,080	198,182

See Notes to Financial Statements.

1397

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MULTIMANAGER TECHNOLOGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Cirrus Logic, Inc.*	1,620	$137,894
CMC Materials, Inc.	840	126,622
Cohu, Inc.*	1,350	49,666
Cree, Inc.*	20,335	1,991,407
Diodes, Inc.*	1,160	92,533
Enphase Energy, Inc.*	3,800	697,794
Entegris, Inc.	3,790	466,056
First Solar, Inc.*	2,360	213,604
FormFactor, Inc.*	2,150	78,389
Globalwafers Co. Ltd.	85,968	2,835,517
Ichor Holdings Ltd.*	750	40,350
Infineon Technologies AG	91,255	3,659,514
Intel Corp.	113,740	6,385,364
KLA Corp.	20,588	6,674,835
Koh Young Technology, Inc.	67,066	1,417,370
Kulicke & Soffa Industries, Inc.	1,730	105,876
Lam Research Corp.	30,051	19,554,186
Lattice Semiconductor Corp.*	3,810	214,046
MACOM Technology Solutions Holdings, Inc.*	1,279	81,958
Marvell Technology, Inc.	173,490	10,119,672
Maxim Integrated Products, Inc.*	7,520	792,307
MaxLinear, Inc.*	1,910	81,156
Microchip Technology, Inc.	7,677	1,149,554
Micron Technology, Inc.*	305,661	25,975,072
MKS Instruments, Inc.	1,540	274,043
Monolithic Power Systems, Inc.	1,220	455,609
NVIDIA Corp.	27,890	22,314,789
NXP Semiconductors NV	48,960	10,072,051
ON Semiconductor Corp.*	169,636	6,493,666
Onto Innovation, Inc.*	1,350	98,604
Power Integrations, Inc.	1,690	138,681
Qorvo, Inc.*	22,621	4,425,799
QUALCOMM, Inc.	31,746	4,537,456
Rambus, Inc.*	3,150	74,686
Semtech Corp.*	1,820	125,216
Silicon Laboratories, Inc.*	1,260	193,095
SiTime Corp.*	350	44,306
SK Hynix, Inc.	95,072	10,763,824
Skyworks Solutions, Inc.	38,390	7,361,282
SolarEdge Technologies, Inc.*	1,460	403,500
SunPower Corp. (x)*	2,264	66,154
Synaptics, Inc.*	970	150,913
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	101,400	12,184,224
Teradyne, Inc.	61,430	8,229,163
Texas Instruments, Inc.	36,959	7,107,216
Tokyo Electron Ltd.	13,800	5,972,402
Ultra Clean Holdings, Inc.*	1,200	64,464
Universal Display Corp.	1,200	266,796
Xilinx, Inc.	6,910	999,462

		231,164,087

Software (15.6%)
8x8, Inc.*	3,060	84,946
ACI Worldwide, Inc.*	3,320	123,305
Adobe, Inc.*	25,843	15,134,695
Alarm.com Holdings, Inc.*	1,260	106,722
Altair Engineering, Inc., Class A*	1,260	86,902
Alteryx, Inc., Class A*	28,630	2,462,753
Anaplan, Inc.*	4,060	216,398
ANSYS, Inc.*	2,480	860,709
Appfolio, Inc., Class A*	480	67,776
Appian Corp. (x)*	1,090	150,148
Asana, Inc., Class A (x)*	258,130	16,011,804
Aspen Technology, Inc.*	1,934	266,002
Autodesk, Inc.*	11,525	3,364,147
Avalara, Inc.*	17,036	2,756,425
Avaya Holdings Corp.*	2,100	56,490
Bill.com Holdings, Inc.*	1,750	320,565
Blackbaud, Inc.*	1,350	103,370
BlackBerry Ltd. (x)*	14,613	178,571
Blackline, Inc.*	1,440	160,229
Bottomline Technologies DE, Inc.*	1,080	40,046
Box, Inc., Class A*	56,295	1,438,337
BTRS Holdings, Inc. (x)*	1,800	22,716
Cadence Design Systems, Inc.*	7,850	1,074,037
CDK Global, Inc.	3,413	169,592
Cerence, Inc.*	1,050	112,046
Ceridian HCM Holding, Inc.*	19,429	1,863,630
Citrix Systems, Inc.	3,480	408,100
Cloudera, Inc.*	6,258	99,252
Cloudflare, Inc., Class A*	14,470	1,531,505
CommVault Systems, Inc.*	1,250	97,712
Cornerstone OnDemand, Inc.*	1,712	88,305
Coupa Software, Inc.*	2,050	537,325
Crowdstrike Holdings, Inc., Class A*	85,060	21,376,429
Datadog, Inc., Class A*	24,395	2,539,032
Descartes Systems Group, Inc. (The)*	2,360	163,218
Digital Turbine, Inc.*	2,150	163,464
DocuSign, Inc.*	12,975	3,627,421
Dolby Laboratories, Inc., Class A	1,843	181,148
Domo, Inc., Class B*	800	64,664
Dropbox, Inc., Class A*	8,303	251,664
Duck Creek Technologies, Inc. (x)*	900	39,159
Dynatrace, Inc.*	5,180	302,616
E2open Parent Holdings, Inc. (x)*	3,500	39,970
Elastic NV*	1,790	260,910
Envestnet, Inc.*	1,490	113,031
Everbridge, Inc.*	1,040	141,523
Fair Isaac Corp.*	840	422,251
FireEye, Inc.*	44,280	895,342
Five9, Inc.*	1,880	344,773
Fortinet, Inc.*	3,810	907,504
Guidewire Software, Inc.*	26,010	2,931,847
HubSpot, Inc.*	50,601	29,486,215
InterDigital, Inc.	840	61,345
Intuit, Inc.	26,110	12,798,339
j2 Global, Inc.*	1,202	165,335
Jamf Holding Corp.*	750	25,178
KnowBe4, Inc., Class A (x)*	11,937	373,270
Lightspeed POS, Inc.*	2,550	213,206
LivePerson, Inc.*	1,780	112,567
Manhattan Associates, Inc.*	1,790	259,264
McAfee Corp., Class A	1,000	28,020
Medallia, Inc.*	2,400	81,000
Microsoft Corp.	230,975	62,571,127
MicroStrategy, Inc., Class A (x)*	220	146,190
Mimecast Ltd.*	1,650	87,533
Momentive Global, Inc.*	3,420	72,059

See Notes to Financial Statements.

1398

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MULTIMANAGER TECHNOLOGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
New Relic, Inc.*	1,535	$102,799
NortonLifeLock, Inc.	16,320	444,230
Nuance Communications, Inc.*	8,000	435,520
Nutanix, Inc., Class A*	5,730	219,001
Open Text Corp.	7,666	389,433
Oracle Corp.	51,142	3,980,893
PagerDuty, Inc.*	1,600	68,128
Palantir Technologies, Inc., Class A (x)*	12,700	334,772
Palo Alto Networks, Inc.*	19,111	7,091,137
Paycom Software, Inc.*	40,643	14,772,511
Paylocity Holding Corp.*	1,048	199,958
Pegasystems, Inc. (x)	1,100	153,109
Ping Identity Holding Corp.*	1,000	22,900
Progress Software Corp.	1,224	56,610
Proofpoint, Inc.*	1,624	282,186
PROS Holdings, Inc.*	1,110	50,583
PTC, Inc.*	2,932	414,174
Q2 Holdings, Inc.*	1,460	149,767
QAD, Inc., Class A	300	26,106
Qualtrics International, Inc., Class A*	1,600	61,200
Qualys, Inc.*	950	95,655
Rapid7, Inc.*	19,032	1,800,998
RingCentral, Inc., Class A*	6,665	1,936,716
Riot Blockchain, Inc. (x)*	2,350	88,524
Sailpoint Technologies Holdings, Inc.*	2,590	132,271
salesforce.com, Inc.*	99,151	24,219,615
Sansan, Inc.*	11,600	1,023,268
SentinelOne, Inc., Class A*	12,669	538,433
ServiceNow, Inc.*	10,918	5,999,987
Slack Technologies, Inc., Class A*	14,400	637,920
Smartsheet, Inc., Class A*	3,293	238,150
SolarWinds Corp.*	2,040	34,456
Splunk, Inc.*	4,610	666,514
Sprout Social, Inc., Class A*	800	71,536
SPS Commerce, Inc.*	990	98,851
SS&C Technologies Holdings, Inc.	6,240	449,654
Synopsys, Inc.*	4,290	1,183,139
Telos Corp.*	650	22,106
Tenable Holdings, Inc.*	1,910	78,979
Teradata Corp.*	3,075	153,658
Trade Desk, Inc. (The), Class A*	12,100	936,056
Tyler Technologies, Inc.*	1,140	515,702
UiPath, Inc., Class A (x)*	18,494	1,256,297
Varonis Systems, Inc.*	82,741	4,767,536
Verint Systems, Inc.*	1,809	81,532
VMware, Inc., Class A (x)*	2,270	363,132
Vonage Holdings Corp.*	6,650	95,826
Workday, Inc., Class A*	31,834	7,600,049
Workiva, Inc.*	1,180	131,369
Xperi Holding Corp.	2,950	65,608
Yext, Inc.*	2,780	39,726
Zendesk, Inc.*	3,361	485,127
Zoom Video Communications, Inc., Class A*	6,040	2,337,661
Zscaler, Inc.*	82,925	17,916,775
Zuora, Inc., Class A*	2,970	51,232

		296,610,249

Technology Hardware, Storage & Peripherals (5.2%)
3D Systems Corp.*	3,500	139,895
Apple, Inc.	460,512	63,071,724
Corsair Gaming, Inc. (x)*	550	18,310
Dell Technologies, Inc., Class C*	7,016	699,285
Hewlett Packard Enterprise Co.	36,752	535,844
HP, Inc.	93,997	2,837,769
NCR Corp.*	3,680	167,845
NetApp, Inc.	6,268	512,848
Pure Storage, Inc., Class A*	7,180	140,225
Samsung Electronics Co. Ltd.	162,049	11,612,444
Seagate Technology Holdings plc	78,295	6,884,479
Super Micro Computer, Inc.*	1,150	40,457
Western Digital Corp.*	163,481	11,634,943
Xerox Holdings Corp.	4,493	105,541

		98,401,609

Total Information Technology		915,912,839

Total Common Stocks (68.1%) (Cost $590,753,451)		1,292,058,498

EXCHANGE TRADED FUNDS (ETF):
Equity (30.3%)
iShares Expanded Tech Sector ETF (x)‡	474,150	191,547,117
Technology Select Sector SPDR Fund	1,297,400	191,574,084
Vanguard Information Technology ETF (x)	478,600	190,851,322

Total Exchange Traded Funds (30.3%) (Cost $193,106,890)		573,972,523

SHORT-TERM INVESTMENTS:
Investment Company (0.8%)
JPMorgan Prime Money Market Fund, IM Shares	15,451,924	15,459,651

	Principal Amount	Value (Note 1)
Repurchase Agreements (2.2%)
Citigroup Global Markets, Inc., 0.07%, dated 6/30/21, due 7/1/21, repurchase price $2,941,940, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-5.000%, maturing 4/30/22-2/15/42; total market value $3,000,773. (xx)	$2,941,934	2,941,934
Deutsche Bank AG, 0.17%, dated 6/30/21, due 7/1/21, repurchase price $300,001, collateralized by various Foreign Government Agency Securities, ranging from 0.125%-1.875%, maturing 2/12/22-2/15/23; total market value $306,011. (xx)	300,000	300,000

See Notes to Financial Statements.

1399

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MULTIMANAGER TECHNOLOGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Principal Amount	Value (Note 1)
Deutsche Bank AG, 0.23%, dated 6/30/21, due 7/1/21, repurchase price $10,000,064, collateralized by various Common Stocks; total market value $11,112,278. (xx)	$10,000,000	$10,000,000
HSBC Bank plc, 0.10%, dated 6/30/21, due 7/1/21, repurchase price $1,300,004, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-6.125%, maturing 7/15/21-2/15/50; total market value $1,326,534. (xx)	1,300,000	1,300,000
HSBC Bank plc, 0.10%, dated 6/30/21, due 7/1/21, repurchase price $1,500,004, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-6.125%, maturing 7/15/21-2/15/50; total market value $1,530,617. (xx)	1,500,000	1,500,000
NBC Global Finance Ltd., 0.28%, dated 6/30/21, due 7/7/21, repurchase price $5,000,272, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 2.125%-3.875%, maturing 12/31/23-4/15/29; total market value $5,556,537. (xx)	5,000,000	5,000,000
Societe Generale SA, 0.20%, dated 6/30/21, due 7/1/21, repurchase price $20,000,111, collateralized by various Common Stocks; total market value $22,222,930. (xx)	20,000,000	20,000,000

Total Repurchase Agreements		41,041,934

Total Short-Term Investments (3.0%) (Cost $56,502,680)		56,501,585

Total Investments in Securities (101.4%) (Cost $840,363,021)		1,922,532,606
Other Assets Less Liabilities (-1.4%)		(27,426,158)

Net Assets (100%)		$1,895,106,448

*	Non-income producing.
‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.
(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At June 30, 2021, the market value of these securities amounted to $5,293,650 or 0.3% of net assets.

(x)	All or a portion of security is on loan at June 30, 2021.
(xx)

At June 30, 2021, the Portfolio had loaned securities with a total value of $44,332,353. This was collateralized by $4,668,600 of various U.S. Government Treasury Securities, ranging from 0.000% - 8.000%, maturing 7/8/21 - 2/15/51 and by cash of $41,041,934 which was subsequently invested in joint repurchase agreements as detailed in the Notes to the Financial Statements.

Glossary:

ADR	— American Depositary Receipt

Investments in companies which were affiliates for the six months ended June 30, 2021, were as follows:

Security Description	Shares at June 30, 2021	Market Value December 31, 2020 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value June 30, 2021 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
EXCHANGE TRADED FUNDS (ETF):
Equity
iShares Expanded Tech Sector ETF (x)	474,150	172,098,869	5,791,382	(12,558,142)	600,083	25,614,925	191,547,117	173,324	—

See Notes to Financial Statements.

1400

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MULTIMANAGER TECHNOLOGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2021:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$213,277,875	$1,609,022	$—	$214,886,897
Consumer Discretionary	146,101,577	3,093,411	—	149,194,988
Health Care	1,388,392	1,657,365	—	3,045,757
Industrials	9,018,017	—	—	9,018,017
Information Technology	853,008,728	62,904,111	—	915,912,839
Exchange Traded Funds	573,972,523	—	—	573,972,523
Short-Term Investments
Investment Company	15,459,651	—	—	15,459,651
Repurchase Agreements	—	41,041,934	—	41,041,934

Total Assets	$1,812,226,763	$110,305,843	$—	$1,922,532,606

Total Liabilities	$—	$—	$—	$—

Total	$1,812,226,763	$110,305,843	$—	$1,922,532,606

Investment security transactions for the six months ended June 30, 2021 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$483,277,130
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$602,621,149

As of June 30, 2021, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,074,368,193
Aggregate gross unrealized depreciation	(3,472,278)

Net unrealized appreciation	$1,070,895,915

Federal income tax cost of investments in securities and derivative instruments, if applicable	$851,636,691

For the six months ended June 30, 2021, the Portfolio incurred approximately $129 as brokerage commissions with Sanford C. Bernstein & Co., LLC, an affiliated broker/dealer.

See Notes to Financial Statements.

1401

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MULTIMANAGER TECHNOLOGY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2021 (Unaudited)

ASSETS
Investments in Securities, at value (x)
Affiliated Issuers (Cost $64,354,616)	$191,547,117
Unaffiliated Issuers (Cost $734,966,471)	1,689,943,555
Repurchase Agreements (Cost $41,041,934)	41,041,934
Cash	16,694,829
Foreign cash (Cost $709,896)	752,800
Receivable for securities sold	865,714
Receivable for Portfolio shares sold	558,364
Dividends, interest and other receivables	341,553
Securities lending income receivable	51,776
Other assets	17,330

Total assets	1,941,814,972

LIABILITIES
Payable for return of collateral on securities loaned	41,041,934
Payable for Portfolio shares redeemed	2,875,701
Investment management fees payable	1,192,843
Payable for securities purchased	877,951
Distribution fees payable – Class IB	362,556
Administrative fees payable	177,894
Distribution fees payable – Class IA	9,807
Trustees’ fees payable	6,547
Accrued expenses	163,291

Total liabilities	46,708,524

NET ASSETS	$1,895,106,448

Net assets were comprised of:
Paid in capital	$620,444,705
Total distributable earnings (loss)	1,274,661,743

Net assets	$1,895,106,448

Class IA
Net asset value, offering and redemption price per share, $49,749,577 / 1,115,397 shares outstanding (unlimited amount authorized: $0.01 par value)	$44.60

Class IB
Net asset value, offering and redemption price per share, $1,817,140,972 / 42,751,527 shares outstanding (unlimited amount authorized: $0.01 par value)	$42.50

Class K
Net asset value, offering and redemption price per share, $28,215,899 / 615,122 shares outstanding (unlimited amount authorized: $0.01 par value)	$45.87

(x)	Includes value of securities on loan of $44,332,353.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2021 (Unaudited)

INVESTMENT INCOME
Dividends ($173,324 of dividend income received from affiliates) (net of $143,468 foreign withholding tax)	$4,245,854
Interest	3,579
Securities lending (net)	183,130

Total income	4,432,563

EXPENSES
Investment management fees	8,316,114
Distribution fees – Class IB	2,176,620
Administrative fees	1,081,742
Custodian fees	79,594
Printing and mailing expenses	60,571
Distribution fees – Class IA	58,547
Professional fees	53,373
Trustees’ fees	25,846
Miscellaneous	20,186

Gross expenses	11,872,593
Less: Waiver from investment manager	(1,187,496)

Net expenses	10,685,097

NET INVESTMENT INCOME (LOSS)	(6,252,534)

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities ($600,083 realized gain (loss) from affiliates)	154,711,531
Foreign currency transactions	1,430

Net realized gain (loss)	154,712,961

Change in unrealized appreciation (depreciation) on:
Investments in securities ($25,614,925 of change in unrealized appreciation (depreciation) from affiliates)	39,990,169
Foreign currency translations	4,969

Net change in unrealized appreciation (depreciation)	39,995,138

NET REALIZED AND UNREALIZED GAIN (LOSS)	194,708,099

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$188,455,565

See Notes to Financial Statements.

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STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31, 2020
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(6,252,534)	$(7,262,634)
Net realized gain (loss)	154,712,961	318,245,311
Net change in unrealized appreciation (depreciation)	39,995,138	330,409,586

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	188,455,565	641,392,263

Distributions to shareholders:
Class IA	—	(6,482,466)
Class IB	—	(262,954,960)
Class K	—	(3,831,723)

Total distributions to shareholders	—	(273,269,149)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 336,680 and 274,506 shares, respectively ]	14,061,589	9,614,762
Capital shares issued in reinvestment of dividends and distributions [ 0 and 166,528 shares, respectively ]	—	6,482,466
Capital shares repurchased [ (339,622) and (248,345) shares, respectively ]	(14,198,242)	(8,681,577)

Total Class IA transactions	(136,653)	7,415,651

Class IB
Capital shares sold [ 2,376,855 and 6,180,716 shares, respectively ]	94,970,635	209,002,022
Capital shares issued in reinvestment of dividends and distributions [ 0 and 7,084,838 shares, respectively ]	—	262,954,960
Capital shares repurchased [ (4,906,266) and (9,438,561) shares, respectively ]	(195,093,319)	(316,448,868)

Total Class IB transactions	(100,122,684)	155,508,114

Class K
Capital shares sold [ 160,522 and 1,032,403 shares, respectively ]	6,928,148	37,090,197
Capital shares issued in reinvestment of dividends and distributions [ 0 and 95,799 shares, respectively ]	—	3,831,723
Capital shares repurchased [ (221,823) and (1,143,770) shares, respectively ]	(9,361,814)	(41,168,380)

Total Class K transactions	(2,433,666)	(246,460)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(102,693,003)	162,677,305

TOTAL INCREASE (DECREASE) IN NET ASSETS	85,762,562	530,800,419
NET ASSETS:
Beginning of period	1,809,343,886	1,278,543,467

End of period	$1,895,106,448	$1,809,343,886

See Notes to Financial Statements.

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FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31,
Class IA			2020	2019	2018	2017	2016
Net asset value, beginning of period	$40.24		$30.86	$24.48	$26.79	$20.83	$20.09

Income (loss) from investment operations:
Net investment income (loss) (e)	(0.14)		(0.18)	(0.10)	(0.11)	(0.07)	— #
Net realized and unrealized gain (loss)	4.50		16.32	9.26	0.98	8.19	1.80

Total from investment operations	4.36		16.14	9.16	0.87	8.12	1.80

Less distributions:
Dividends from net investment income	—		— #	— #	—	— #	— #
Distributions from net realized gains	—		(6.76)	(2.78)	(3.18)	(2.16)	(1.06)

Total dividends and distributions	—		(6.76)	(2.78)	(3.18)	(2.16)	(1.06)

Net asset value, end of period	$44.60		$40.24	$30.86	$24.48	$26.79	$20.83

Total return (b)	10.83%		53.28%	37.84%	2.34%	39.12%	8.96%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$49,750		$45,002	$28,567	$23,255	$22,066	$17,010
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	1.18%		1.19%	1.20%	1.24%	1.25%	1.25%
Before waivers and reimbursements (a)(f)	1.31%		1.33%	1.34%	1.35%	1.36%	1.37%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	(0.69)%		(0.50)%	(0.32)%	(0.36)%	(0.26)%	0.02%
Before waivers and reimbursements (a)(f)	(0.82)%		(0.64)%	(0.46)%	(0.48)%	(0.36)%	(0.10)%
Portfolio turnover rate^	27	%(z)	78%	52%	52%	51%	64%

	Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31,
Class IB			2020	2019	2018	2017	2016
Net asset value, beginning of period	$38.35		$29.63	$23.58	$25.92	$20.21	$19.51

Income (loss) from investment operations:
Net investment income (loss) (e)	(0.14)		(0.18)	(0.09)	(0.11)	(0.06)	— #
Net realized and unrealized gain (loss)	4.29		15.66	8.92	0.95	7.93	1.76

Total from investment operations	4.15		15.48	8.83	0.84	7.87	1.76

Less distributions:
Dividends from net investment income	—		— #	— #	—	— #	— #
Distributions from net realized gains	—		(6.76)	(2.78)	(3.18)	(2.16)	(1.06)

Total dividends and distributions	—		(6.76)	(2.78)	(3.18)	(2.16)	(1.06)

Net asset value, end of period	$42.50		$38.35	$29.63	$23.58	$25.92	$20.21

Total return (b)	10.82%		53.26%	37.88%	2.30%	39.09%	8.97%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,817,141		$1,736,384	$1,228,141	$975,006	$1,019,644	$778,933
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	1.18%		1.19%	1.20%	1.24%	1.25%	1.25%
Before waivers and reimbursements (a)(f)	1.31%		1.33%	1.34%	1.35%	1.36%	1.37%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	(0.69)%		(0.50)%	(0.32)%	(0.37)%	(0.25)%	0.02%
Before waivers and reimbursements (a)(f)	(0.82)%		(0.64)%	(0.46)%	(0.48)%	(0.36)%	(0.10)%
Portfolio turnover rate^	27	%(z)	78%	52%	52%	51%	64%

See Notes to Financial Statements.

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FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31,
Class K			2020	2019	2018	2017	2016
Net asset value, beginning of period	$41.33		$31.55	$24.97	$27.28	$21.13	$20.36

Income (loss) from investment operations:
Net investment income (loss) (e)	(0.09)		(0.10)	(0.02)	(0.04)	— #	0.06
Net realized and unrealized gain (loss)	4.63		16.73	9.46	0.99	8.31	1.83

Total from investment operations	4.54		16.63	9.44	0.95	8.31	1.89

Less distributions:
Dividends from net investment income	—		(0.09)	(0.08)	(0.08)	— #	(0.06)
Distributions from net realized gains	—		(6.76)	(2.78)	(3.18)	(2.16)	(1.06)

Total dividends and distributions	—		(6.85)	(2.86)	(3.26)	(2.16)	(1.12)

Net asset value, end of period	$45.87		$41.33	$31.55	$24.97	$27.28	$21.13

Total return (b)	10.98%		53.66%	38.19%	2.55%	39.47%	9.21%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$28,216		$27,958	$21,835	$15,384	$12,735	$5,960
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.93%		0.94%	0.95%	0.99%	1.00%	1.00%
Before waivers and reimbursements (a)(f)	1.06%		1.08%	1.09%	1.10%	1.10%	1.12%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	(0.44)%		(0.26)%	(0.07)%	(0.12)%	(0.02)%	0.28%
Before waivers and reimbursements (a)(f)	(0.57)%		(0.40)%	(0.21)%	(0.23)%	(0.12)%	0.16%
Portfolio turnover rate^	27	%(z)	78%	52%	52%	51%	64%
#	Per share amount is less than $0.005.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

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NOTES TO FINANCIAL STATEMENTS

June 30, 2021 (Unaudited)

Note 1	Organization and Significant Accounting Policies

EQ Advisors Trust (the “Trust”) was organized as a Delaware statutory trust on October 31, 1996, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust currently offers one hundred portfolios (each a “Portfolio”). The investment adviser to each Portfolio is Equitable Investment Management Group, LLC (“EIM” or the “Adviser”), a wholly-owned subsidiary of Equitable Financial Life Insurance Company (“Equitable Financial”).

The Adviser and each of the investment sub-advisers (each, a “Sub-Adviser”), subject to the supervision of the Adviser, independently chooses and maintains a portfolio of securities for the Portfolio(s).

The EQ/All Asset Growth Allocation Portfolio is a type of mutual fund often described as a “fund-of-funds”. This Portfolio pursues its investment objectives by investing exclusively in other mutual funds managed by EIM and unaffiliated investment companies or exchange-traded funds (“ETFs”).

Each of the EQ/Ultra Conservative Strategy Portfolio, EQ/Conservative Strategy Portfolio, EQ/ Conservative Growth Strategy Portfolio, EQ/Balanced Strategy Portfolio, EQ/Moderate Growth Strategy Portfolio, EQ/Growth Strategy Portfolio and EQ/Aggressive Growth Strategy Portfolio (each, a “Strategic Allocation Series Portfolio” and together, the “Strategic Allocation Series Portfolios”) is a type of mutual fund often described as “fund-of-funds.” The Strategic Allocation Series Portfolios pursue their investment objectives by investing exclusively in other affiliated mutual funds managed by EIM.

Each of the 1290 VT Low Volatility Global Equity Portfolio, 1290 VT Moderate Growth Allocation Portfolio and 1290 VT Multi-Alternative Strategies Portfolio (each, an “ETF Portfolio” and together, the “ETF Portfolios”) is a type of mutual fund often described as a “fund-of-funds.” The ETF Portfolios pursue their investment objectives by investing exclusively in unaffiliated ETFs.

For each of the above-referenced fund-of-funds Portfolios, the underlying funds’ financial statements are included in each underlying fund’s annual report, which is filed with the SEC on Form N-CSR and publicly available through the SEC’s EDGAR database (https://www.sec.gov/edgar/ searchedgar/companysearch.html).

Each of the ATM Large Cap Managed Volatility Portfolio, ATM Mid Cap Managed Volatility Portfolio, ATM Small Cap Managed Volatility Portfolio, ATM International Managed Volatility Portfolio, EQ/500 Managed Volatility Portfolio, EQ/400 Managed Volatility Portfolio, EQ/2000 Managed Volatility Portfolio and EQ/International Managed Volatility Portfolio (each, a “Tactical Portfolio” and together, the “Tactical Portfolios”) and the 1290 VT High Yield Bond Portfolio, 1290 VT Micro Cap Portfolio, 1290 VT Small Cap Value Portfolio, EQ/ClearBridge Select Equity Managed Volatility Portfolio, EQ/Emerging Markets Equity PLUS Portfolio, EQ/Franklin Small Cap Value Managed Volatility Portfolio, EQ/Global Equity Managed Volatility Portfolio, EQ/International Core Managed Volatility Portfolio, EQ/International Value Managed Volatility Portfolio, EQ/Large Cap Core Managed Volatility Portfolio, EQ/Large Cap Growth Managed Volatility Portfolio, EQ/Large Cap Value Managed Volatility Portfolio, EQ/Mid Cap Value Managed Volatility Portfolio, EQ/Morgan Stanley Small Cap Growth Portfolio, EQ/Quality Bond PLUS Portfolio, Multimanager Aggressive Equity Portfolio, Multimanager Core Bond Portfolio and Multimanager Technology Portfolio may utilize multiple Sub-Advisers (each, a “Multiadviser Portfolio” and together, the “Multiadviser Portfolios”). Each of the Sub-Advisers independently chooses and maintains a portfolio of securities for the Multiadviser Portfolio and each is responsible for investing a specific allocated portion of the Multiadviser Portfolio’s assets. Because each Sub-Adviser will invest its allocated portion of the Multiadviser Portfolio independently from the other Sub-Advisers, the same security may be held in different portions of the Multiadviser Portfolio, or may be acquired for one portion of the Multiadviser Portfolio at a time when the Sub-Adviser of another portion deems it appropriate to

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June 30, 2021 (Unaudited)

dispose of the security. Similarly, under some market conditions, one Sub-Adviser may believe that temporary defensive investments in short-term instruments or cash are appropriate when the other Sub-Adviser believes continued exposure to the equity or fixed income markets is appropriate for their allocated portions of the Multiadviser Portfolio. Because each Sub-Adviser is responsible for the trading for its own portion of the Multiadviser Portfolio, and does not aggregate its transactions with those of the other Sub-Adviser, the Multiadviser Portfolio may incur higher brokerage costs, and may have higher portfolio turnover, than would be the case if a single Sub-Adviser were managing the entire Multiadviser Portfolio.

The Trust issues three classes of shares, Class IA, Class IB and Class K, as shown in the respective Portfolio’s Statement of Assets and Liabilities. The Class IA and Class IB shares are subject to distribution fees imposed under distribution plans (“Distribution Plans”) adopted pursuant to Rule 12b-1 under the 1940 Act. Under the Trust’s multiple class distribution system, all three classes of shares have identical voting, dividend, liquidation and other rights, other than the payment of distribution fees under the applicable Distribution Plan. The Trust’s shares are currently sold only to insurance company separate accounts in connection with variable life insurance contracts and variable annuity certificates and contracts issued by Equitable Financial, Equitable Financial Life and Annuity Company and other affiliated or unaffiliated insurance companies, and to the Equitable 401(k) Plan. Shares also may be sold to other tax-qualified retirement plans, to other series of the Trust and to series of EQ Premier VIP Trust, a separate registered investment company managed by EIM.

EIM contributed seed capital to EQ/American Century Mid Cap Portfolio at the Portfolio’s commencement of operation as listed below:

Portfolio:	Commencement Date	Class	Seed capital
EQ/American Century Mid Cap Value Portfolio	6/8/2020	Class K	$100

The investment objectives of each Portfolio are as follows:

EQ/All Asset Growth Allocation Portfolio — Seeks long-term capital appreciation and current income.

EQ/Ultra Conservative Strategy Portfolio — Seeks current income.

EQ/Conservative Strategy Portfolio — Seeks a high level of current income.

EQ/Conservative Growth Strategy Portfolio — Seeks current income and growth of capital, with greater emphasis on current income.

EQ/Balanced Strategy Portfolio — Seeks long-term capital appreciation and current income.

EQ/Moderate Growth Strategy Portfolio — Seeks long-term capital appreciation and current income, with a greater emphasis on current income.

EQ/Growth Strategy Portfolio — Seeks long-term capital appreciation and current income, with a greater emphasis on capital appreciation.

EQ/Aggressive Growth Strategy Portfolio — Seeks long-term capital appreciation and current income, with a greater emphasis on capital appreciation.

1290 VT Low Volatility Global Equity Portfolio — Seeks long-term capital appreciation with lower absolute volatility than the broad equity markets.

1290 VT Moderate Growth Allocation Portfolio — Seeks the highest total return over time consistent with its asset mix while managing portfolio volatility.

1290 VT Multi-Alternative Strategies Portfolio — Seeks long-term growth of capital.

1290 VT Convertible Securities Portfolio (sub-advised by SSGA Funds Management, Inc. (“SSGA”)) — Seeks to achieve a total return before expenses that approximates the total return

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NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2021 (Unaudited)

performance of the Bloomberg Barclays U.S. Convertible Liquid Bond Index, including reinvestment of dividends, at a risk level consistent with that of the Bloomberg Barclays U.S. Convertible Liquid Bond Index. Effective June 23, 2021, SSGA replaced Palisade Capital Management, L.L.C. as the sub-adviser to the Portfolio.

1290 VT DoubleLine Dynamic Allocation Portfolio (sub-advised by DoubleLine Capital LP (“DoubleLine”)) — Seeks to achieve total return from long-term capital appreciation and income.

1290 VT DoubleLine Opportunistic Bond Portfolio (sub-advised by DoubleLine) — Seeks to maximize current income and total return.

1290 VT Equity Income Portfolio (sub-advised by Barrow, Hanley, Mewhinney & Strauss, LLC) — Seeks a combination of growth and income to achieve an above-average and consistent total return.

1290 VT GAMCO Mergers & Acquisitions Portfolio (sub-advised by GAMCO Asset Management, Inc. (“GAMCO”)) — Seeks to achieve capital appreciation.

1290 VT GAMCO Small Company Value Portfolio (sub-advised by GAMCO) — Seeks to maximize capital appreciation.

1290 VT High Yield Bond Portfolio (sub-advised by AXA Investment Managers, Inc. (“AXA IM”) and Post Advisory Group, LLC) — Seeks to maximize current income.

1290 VT Micro Cap Portfolio (sub-advised by BlackRock Investment Management, LLC (“BlackRock”) and Lord, Abbett & Co. LLC (“Lord Abbett”)) — Seeks to achieve long-term growth of capital.

1290 VT Natural Resources Portfolio (sub-advised by AllianceBernstein L.P. (“AB”), an affiliate of EIM) — Seeks to achieve long-term growth of capital.

1290 VT Real Estate Portfolio (sub-advised by AB) — Seeks to provide long-term capital appreciation and current income.

1290 VT Small Cap Value Portfolio (sub-advised by BlackRock and Horizon Kinetics Asset Management LLC) — Seeks to achieve long-term growth of capital.

1290 VT SmartBeta Equity Portfolio (sub-advised by AXA Rosenberg Investment Management LLC) — Seeks to achieve long-term capital appreciation.

1290 VT Socially Responsible Portfolio (sub-advised by BlackRock) — Seeks to achieve long term capital appreciation.

ATM Large Cap Managed Volatility Portfolio (sub-advised by AB and BlackRock) — The Portfolio seeks to achieve long-term growth of capital with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.

ATM Mid Cap Managed Volatility Portfolio (sub-advised by AB and BlackRock) — The Portfolio seeks to achieve long-term growth of capital with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.

ATM Small Cap Managed Volatility Portfolio (sub-advised by AB and BlackRock) — The Portfolio seeks to achieve long-term growth of capital with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.

ATM International Managed Volatility Portfolio (sub-advised by AB and BlackRock) — The Portfolio seeks to achieve long-term growth of capital with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.

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June 30, 2021 (Unaudited)

EQ/500 Managed Volatility Portfolio (sub-advised by AB and BlackRock) — The Portfolio seeks to achieve long-term growth of capital with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.

EQ/400 Managed Volatility Portfolio (sub-advised by AB and BlackRock) — The Portfolio seeks to achieve long-term growth of capital with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.

EQ/2000 Managed Volatility Portfolio (sub-advised by AB and BlackRock) — The Portfolio seeks to achieve long-term growth of capital with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.

EQ/International Managed Volatility Portfolio (sub-advised by AB and BlackRock) — The Portfolio seeks to achieve long-term growth of capital with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.

EQ/AB Dynamic Aggressive Growth Portfolio (sub-advised by AB) — Seeks to achieve total return from long-term growth of capital and income, with a greater emphasis on growth of capital.

EQ/AB Dynamic Growth Portfolio (sub-advised by AB) — Seeks to achieve total return from long-term growth of capital and income, with a greater emphasis on growth of capital.

EQ/AB Dynamic Moderate Growth Portfolio (sub-advised by AB) — Seeks to achieve total return from long-term growth of capital and income.

EQ/AB Short Duration Government Bond Portfolio (sub-advised by AB) — Seeks to achieve a balance of current income and capital appreciation, consistent with a prudent level of risk.

EQ/AB Small Cap Growth Portfolio (sub-advised by AB) — Seeks to achieve long-term growth of capital.

EQ/American Century Mid Cap Value Portfolio (sub-advised by American Century Investment Management, Inc. (“American Century”)) — Seeks to achieve long-term capital growth. Income is a secondary objective.

EQ/American Century Moderate Growth Allocation Portfolio (sub-advised by American Century) — Seeks long-term capital appreciation while managing portfolio volatility.

EQ/AXA Investment Managers Moderate Allocation Portfolio (sub-advised by AXA IM) — Seeks long-term total return while managing portfolio volatility.

EQ/Capital Group Research Portfolio (sub-advised by Capital International, Inc. (“Capital International”)) — Seeks to achieve long-term growth of capital.

EQ/ClearBridge Large Cap Growth Portfolio (sub-advised by ClearBridge Investments, LLC (“ClearBridge”)) — Seeks to achieve long-term capital growth.

EQ/ClearBridge Select Equity Managed Volatility Portfolio (sub-advised by BlackRock and ClearBridge) — Seeks to achieve capital appreciation, which may occasionally be short-term, with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.

EQ/Common Stock Index Portfolio (sub-advised by AB) — Seeks to achieve a total return before expenses that approximates the total return performance of the Russell 3000® Index, including reinvestment of dividends, at a risk level consistent with that of the Russell 3000® Index.

EQ/Core Bond Index Portfolio (sub-advised by SSGA) — Seeks to achieve a total return before expenses that approximates the total return performance of the Bloomberg Barclays U.S. Intermediate Government/Credit Bond Index (“Intermediate Government Credit Index”), including reinvestment of dividends, at a risk level consistent with that of the Intermediate Government Credit Index.

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NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2021 (Unaudited)

EQ/Emerging Markets Equity PLUS Portfolio (sub-advised by AB and EARNEST Partners, LLC (“EARNEST”)) — Seeks to achieve long-term growth of capital.

EQ/Equity 500 Index Portfolio (sub-advised by AB) — Seeks to achieve a total return before expenses that approximates the total return performance of the Standard & Poor’s 500® Composite Stock Index (“S&P 500® Index”), including reinvestment of dividends, at a risk level consistent with that of the S&P 500® Index.

EQ/Fidelity Institutional AM® Large Cap Portfolio (sub-advised by FIAM LLC) — Seeks to achieve long-term capital appreciation.

EQ/First Trust Moderate Growth Allocation Portfolio (sub-advised by First Trust Advisors L.P.) — Seeks long-term total return while managing portfolio volatility.

EQ/Franklin Growth Allocation Portfolio (formerly, EQ/Legg Mason Growth Allocation Portfolio) (sub-advised by QS Investors, LLC (“QS Investors”)) — Seeks long-term capital appreciation while managing portfolio volatility.

EQ/Franklin Moderate Allocation Portfolio (formerly, EQ/Legg Mason Moderate Allocation Portfolio) (sub-advised by QS Investors) — Seeks long term capital appreciation while managing portfolio volatility.

EQ/Franklin Rising Dividends Portfolio (sub-advised by Franklin Advisers) — Seeks to achieve long-term capital appreciation. Preservation of capital, while not a goal, is also an important consideration.

EQ/Franklin Small Cap Value Managed Volatility Portfolio (sub-advised by BlackRock and Franklin Mutual Advisers, LLC (“Franklin Mutual”)) — Seeks to achieve long-term total return with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.

EQ/Franklin Strategic Income Portfolio (sub-advised by Franklin Advisers) — Seeks a high level of current income. A secondary goal is long-term capital appreciation.

EQ/Global Equity Managed Volatility Portfolio (sub-advised by BlackRock, Morgan Stanley Investment Management, Inc. (“MSIM”) and Invesco Advisers, Inc. (“Invesco”) — Seeks to achieve long-term capital appreciation with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.

EQ/Goldman Sachs Growth Allocation Portfolio (sub-advised by Goldman Sachs Asset Management, L.P. (“GSAM”)) — Seeks to achieve long term capital appreciation under normal market conditions, while focusing on the preservation of capital in distressed market environments.

EQ/Goldman Sachs Mid Cap Value Portfolio (sub-advised by GSAM) — Seeks to achieve long term capital appreciation.

EQ/Goldman Sachs Moderate Growth Allocation Portfolio (sub-advised by GSAM) — Seeks to achieve long-term capital appreciation under normal market conditions, while focusing on the preservation of capital in distressed market environments.

EQ/Intermediate Government Bond Portfolio (sub-advised by SSGA FM) — Seeks to achieve a total return before expenses that approximates the total return performance of the Bloomberg Barclays U.S. Intermediate Government Bond Index (“Intermediate Government Bond Index”), including reinvestment of dividends, at a risk level consistent with that of the Intermediate Government Bond Index.

EQ/International Core Managed Volatility Portfolio (sub-advised by BlackRock, EARNEST, Federated Global Investment Management Corp. and Massachusetts Financial Services Company d/b/a MFS Investment Management (“MFS”)) — Seeks to achieve long-term growth of capital with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.

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June 30, 2021 (Unaudited)

EQ/International Equity Index Portfolio (sub-advised by AB) — Seeks to achieve a total return (before expenses) that approximates the total return performance of a composite index comprised of 40% DJ EuroSTOXX 50® Index, 25% FTSE 100 Index, 25% TOPIX Index, and 10% S&P/ASX 200 Index, including reinvestment of dividends, at a risk level consistent with that of the composite index.

EQ/International Value Managed Volatility Portfolio (sub-advised by BlackRock and Harris Associates LP) — Seeks to provide current income and long-term growth of income, accompanied by growth of capital with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.

EQ/Invesco Comstock Portfolio (sub-advised by Invesco) — Seeks to achieve capital growth and income.

EQ/Invesco Global Portfolio (sub-advised by Invesco) — Seeks to achieve capital appreciation.

EQ/Invesco Global Real Assets Portfolio (formerly, EQ/Invesco Global Real Estate Portfolio) (sub-advised by Invesco) — Seeks to achieve total return through growth of capital and current income.

EQ/Invesco International Growth Portfolio (sub-advised by Invesco) — Seeks to achieve long term growth of capital.

EQ/Invesco Moderate Allocation Portfolio (sub-advised by Invesco) — Seeks long-term capital appreciation while managing portfolio volatility.

EQ/Invesco Moderate Growth Allocation Portfolio (sub-advised by Invesco) — Seeks long-term capital appreciation while managing portfolio volatility.

EQ/Janus Enterprise Portfolio (sub-advised by Janus Capital Management LLC) — Seeks to achieve capital growth.

EQ/JPMorgan Growth Allocation Portfolio (sub-advised by J.P. Morgan Investment Management, Inc. (“JPMorgan”)) — Seeks to achieve long-term capital appreciation with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.

EQ/JPMorgan Value Opportunities Portfolio (sub-advised by JPMorgan) — Seeks to achieve long-term capital appreciation.

EQ/Large Cap Core Managed Volatility Portfolio (sub-advised by BlackRock, Capital International, GQG Partners LLC and Vaughan Nelson Investment Management) — Seeks to achieve long-term growth of capital with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.

EQ/Large Cap Growth Index Portfolio (sub-advised by AB) — Seeks to achieve a total return before expenses that approximates the total return performance of the Russell 1000® Growth Index, including reinvestment of dividends, at a risk level consistent with the Russell 1000® Growth Index.

EQ/Large Cap Growth Managed Volatility Portfolio (sub-advised by BlackRock, HS Management Partners, LLC, Loomis, Sayles & Company, L.P. (“Loomis Sayles”), Polen Capital Management, LLC and T. Rowe Price Associates, Inc. (“T. Rowe Price”)) — Seeks to provide long-term capital growth with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.

EQ/Large Cap Value Index Portfolio (sub-advised by AB) — Seeks to achieve a total return before expenses that approximates the total return performance of the Russell 1000® Value Index, including reinvestment of dividends, at a risk level consistent with that of the Russell 1000® Value Index.

EQ/Large Cap Value Managed Volatility Portfolio (sub-advised by AB, Aristotle Capital Management, LLC (“Aristotle Capital”) and MFS) — Seeks to achieve long-term growth of capital with an emphasis on risk-adjusted returns and managing volatility in the Portfolio. Effective February 1, 2021, Aristotle Capital replaced BlackRock as a Sub-Adviser to the Portfolio.

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June 30, 2021 (Unaudited)

EQ/Lazard Emerging Markets Equity Portfolio (sub-advised by Lazard Asset Management LLC) — Seeks to achieve long-term capital appreciation.

EQ/Loomis Sayles Growth Portfolio (sub-advised by Loomis Sayles) — Seeks to achieve capital appreciation.

EQ/MFS International Growth Portfolio (sub-advised by MFS) — Seeks to achieve capital appreciation.

EQ/MFS International Intrinsic Value Portfolio (sub-advised by MFS) — Seeks to achieve capital appreciation.

EQ/MFS Mid Cap Focused Growth Portfolio (sub-advised by MFS) — Seeks to provide growth of capital.

EQ/MFS Technology Portfolio (sub-advised by MFS) — Seeks to achieve capital appreciation.

EQ/MFS Utilities Series Portfolio (sub-advised by MFS) — Seeks to achieve total return.

EQ/Mid Cap Index Portfolio (sub-advised by AB) — Seeks to achieve a total return before expenses that approximates the total return performance of the Standard & Poor’s MidCap 400® Index (“S&P MidCap 400® Index”), including reinvestment of dividends, at a risk level consistent with that of the S&P MidCap 400® Index.

EQ/Mid Cap Value Managed Volatility Portfolio (sub-advised by BlackRock, Diamond Hill Capital Management, Inc. (“Diamond Hill”) and Wellington Management Company, LLP (“Wellington”)) — Seeks to achieve long-term capital appreciation with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.

EQ/Money Market Portfolio (sub-advised by BNY Mellon Investment Adviser, Inc.) — Seeks to obtain a high level of current income, preserve its assets and maintain liquidity.

EQ/Morgan Stanley Small Cap Growth Portfolio (sub-advised by BlackRock and MSIM) — Seeks to achieve long-term growth of capital.

EQ/PIMCO Global Real Return Portfolio (sub-advised by Pacific Investment Management Company LLC (“PIMCO”)) — Seeks to achieve maximum real return, consistent with preservation of capital and prudent investment management.

EQ/PIMCO Real Return Portfolio (sub-advised by PIMCO) — Seeks to achieve maximum real return, consistent with preservation of capital and prudent investment management.

EQ/PIMCO Total Return Portfolio (sub-advised by PIMCO) — Seeks to achieve maximum total return, consistent with preservation of capital and prudent investment management.

EQ/PIMCO Ultra Short Bond Portfolio (sub-advised by PIMCO) — Seeks to generate a return in excess of traditional money market products while maintaining an emphasis on preservation of capital and liquidity.

EQ/Quality Bond PLUS Portfolio (sub-advised by AB and PIMCO) — Seeks to achieve high current income consistent with moderate risk to capital.

EQ/Small Company Index Portfolio (sub-advised by AB) — Seeks to replicate as closely as possible (before expenses) the total return of the Russell 2000® Index.

EQ/T. Rowe Price Growth Stock Portfolio (sub-advised by T. Rowe Price) — Seeks to achieve long-term capital appreciation and secondarily, income.

EQ/T. Rowe Price Health Sciences Portfolio (sub-advised by T. Rowe Price) — Seeks to achieve long-term capital appreciation.

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June 30, 2021 (Unaudited)

EQ/Value Equity Portfolio (formerly, EQ/BlackRock Basic Value Equity Portfolio) (sub-advised by Aristotle Capital) — Seeks to achieve capital appreciation. Effective February 1, 2021, Aristotle Capital replaced BlackRock as Sub-Adviser to the Portfolio.

EQ/Wellington Energy Portfolio (sub-advised by Wellington) — Seeks to provide capital growth and appreciation.

Multimanager Aggressive Equity Portfolio (sub-advised by AB, ClearBridge, 1832 Asset Management U.S. Inc., T. Rowe Price and Westfield Capital Management Company, L.P.) — Seeks to achieve long-term growth of capital.

Multimanager Core Bond Portfolio (sub-advised by BlackRock, DoubleLine, PIMCO and SSGA) — Seeks to achieve a balance of high current income and capital appreciation, consistent with a prudent level of risk.

Multimanager Technology Portfolio (sub-advised by AB, Allianz Global Investors U.S. LLC and Wellington) — Seeks to achieve long-term growth of capital.

The following is a summary of the significant accounting policies of the Trust:

The preparation of financial statements in accordance with United States of America generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates. The Portfolios are investment companies and, accordingly, follow the Investment Company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 — Investment Companies, which is part of U.S. GAAP.

Valuation:

Equity securities (including securities issued by ETFs) listed on national securities exchanges are generally valued at the last sale price or official closing price on the date of valuation or, if there is no sale or official closing price, at the latest available bid price. Securities listed on the NASDAQ stock market will be valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the security is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. Other unlisted stocks are generally valued at their last sale price or official closing price, or if there is no such price, at a bid price estimated by a broker.

Corporate and municipal bonds and notes are generally valued on the basis of prices provided by a pricing service. The pricing services may utilize many inputs that are observable in making evaluations which may include, but are not limited to, trading activity for similar securities, issuer details, yields, default rates, credit spreads, quoted prices and any developments related to the specific securities. However, when such prices are not available, such bonds and notes are generally valued at a bid price estimated by a broker.

Convertible preferred stocks listed on national securities exchanges are generally valued as of their last sale price or, if there is no sale, at the latest available bid price. Convertible bonds and unlisted convertible preferred stocks are generally valued using prices obtained from a pricing service for such investments or, if a pricing service price is not available, at bid prices obtained from one or more of the major dealers in such bonds or stocks. Where there is a discrepancy between dealers, values may be adjusted based on recent premium spreads to the underlying common stocks. Convertible bonds may be matrix-priced based upon the conversion value to the underlying common stocks and market premiums.

Mortgage-backed and asset-backed securities are generally valued at evaluated prices obtained from a pricing service where available, or at a bid price obtained from one or more of the major dealers in such securities. The pricing service may utilize data such as issuer type, coupon, cash flows, collateral performance, mortgage prepayment projection tables and Adjustable Rate

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June 30, 2021 (Unaudited)

Mortgage evaluations that incorporate index data, periodic and life caps, the next coupon reset date and the convertibility of the bond in making evaluations. If a quoted price is unavailable, an equivalent yield or yield spread quotes may be obtained from a broker and converted to a price.

Options that are traded on an exchange are generally valued at their last sale price or official closing price on the date of valuation. Options not traded on an exchange or actively traded are valued according to fair value methods. The market value of a put or call option will usually reflect, among other factors, the market price of the underlying security.

U.S. Treasury securities and other obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, are generally valued at prices obtained from a bond pricing service where available. The pricing service may utilize data received from active market makers and broker- dealers, yield curves and the spread over comparable U.S. Treasury issues in making evaluations.

Foreign securities, including foreign government securities, not traded directly in the U.S., or traded in American Depositary Receipts (“ADR”) or similar form, are generally valued at representative quoted prices from the primary exchange in the currency of the country of origin. Foreign currency is converted into U.S. dollar equivalent at current exchange rates.

Investments in shares of open-end investment companies (other than ETFs) held by a Portfolio are generally valued at the net asset value (“NAV”) of the shares of such funds as described in the underlying funds’ prospectuses.

Futures contracts are generally valued at their last settlement price or, if there is no sale, at the latest available bid price.

Forward foreign currency contracts are generally valued by interpolating between the forward and spot currency rates as quoted by a pricing service as of a designated hour on the valuation date. The pricing service may utilize data such as actual trading information and foreign currency rates gathered from leading market makers and foreign currency trading centers throughout the world in making evaluations. Forward foreign currency contracts may be settled with the counterparty in U.S. dollars without the delivery of foreign currency.

Swap agreements are two party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. Swaps are marked-to-market daily based upon values from third party vendors, which may include a registered exchange, or quotations from market makers to the extent available. In the event that market quotes are not readily available and the swap cannot be valued pursuant to one of the valuation methods, the value of the swap will be determined in good faith by the Committee, generally based upon recommendations provided by a Portfolio’s sub-adviser.

If market quotations are not readily available for a security or other financial instrument, such security and instrument shall be referred to the Trust’s Valuation Committee (“Committee”), which will value the asset in good faith pursuant to procedures (“Pricing Procedures”) adopted by the Board of Trustees of the Trust (the “Board”).

The Board is responsible for ensuring that appropriate valuation methods are used to price securities for the Trust’s Portfolios. The Board has delegated the responsibility of calculating the NAVs of each of the Trust’s Portfolios and classes pursuant to these Pricing Procedures to the Trust’s administrator, EIM (in its capacity as administrator, the “Administrator”). The Administrator has entered into a sub-administration agreement with JPMorgan Chase Bank, N.A. (the “Sub-Administrator”), which assists in performing certain of the duties described herein. The Committee, established by the Board, determines the value of the Trust’s securities and assets for which market quotations are not readily available or for which valuation cannot otherwise be provided in accordance with procedures adopted by the Board. The Committee is comprised of senior employees from EIM.

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June 30, 2021 (Unaudited)

Due to the inherent uncertainty of valuations of such securities, the fair value may differ significantly from the values that would have been used had a ready market for such securities existed.

Various inputs are used in determining the value of the Trust’s assets or liabilities carried at fair value. These inputs are summarized in three broad levels below:

•	Level 1 - quoted prices in active markets for identical assets
•	Level 2 - other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

A summary of inputs used to value each Portfolio’s assets and liabilities carried at fair value as of June 30, 2021, is included in the Portfolio of Investments for each Portfolio. Changes in valuation techniques may result in transfers in or out of an investment’s assigned level.

Transfers into and transfers out of Level 3 are included in the Level 3 reconciliation following the Portfolio of Investments for each Portfolio, if any. Transfers between levels may be due to a decline, or an increase, in market activity (e.g., frequency of trades), which may result in a lack of, or increase in, available observable market inputs to determine price.

The inputs or methodology used to value securities are not necessarily an indication of the risk associated with investing in those securities. An investment’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement.

The Committee has the ability to meet and review reports based on the valuation techniques used to value Level 3 securities. As part of a review, the Committee would consider obtaining updates from its pricing vendors and Sub-Advisers for fair valued securities. For example, with respect to model driven prices, the Committee could receive reports regarding a review and recalculation of pricing models and related discounts. For those securities which are valued based on broker quotes, the Committee may evaluate variances between existing broker quotes and any alternative broker quotes provided by a Sub-Adviser or other pricing source.

To substantiate unobservable inputs used in a fair valuation, the Secretary of the Committee may perform an independent verification as well as additional research for fair value notifications received from the pricing agents. Among other factors, particular areas of focus may include: description of security, historical pricing, intra-day price movement, last trade information, corporate actions, related securities, any available company news and announcements, any available trade data or other information. The Committee also notes the materiality of holdings and price changes on a Portfolio’s NAV.

The Committee reviews and considers changes in value for all fair valued securities that have occurred since the last review.

All securities held in the EQ/Money Market Portfolio are valued at amortized cost provided that certain conditions are met, including that the Board continues to believe that the amortized cost valuation method fairly reflects the market-based NAV per share of the Portfolio. The EQ/Money Market Portfolio seeks to maintain a constant NAV per share of $1.00, but there can be no assurance that it will be able to do so.

Pursuant to procedures approved by the Board, events or circumstances affecting the values of Portfolio securities that occur between the closing of their principal markets and the time the NAV is determined may be reflected in the Trust’s calculation of a NAV for each applicable Portfolio when the Committee deems that the particular event or circumstance would materially affect such Portfolio’s NAV.

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June 30, 2021 (Unaudited)

Security Transactions and Investment Income:

Securities transactions are recorded on the trade date net of brokerage fees, commissions, and transfer fees. Dividend income (net of withholding taxes) and distributions to shareholders are recorded on the ex-dividend date, except that certain dividends from foreign securities, if any, are recognized as soon as the Portfolio is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Interest income (including amortization of premium and accretion of discount on long-term securities using the effective yield method) and interest expense are accrued daily. The Trust records paydown gains and losses realized on prepayments received on mortgage-backed securities as an adjustment to interest income.

The Portfolios record distributions received in excess of income from underlying investments as a reduction of cost of investments and/or realized gain. Those classified as short-term gain distributions are reflected as such for book but as ordinary income for tax. Such amounts are based on estimates if actual amounts are not available and actual amounts of income, realized gain and return of capital may differ from the estimated amounts. The Portfolios adjust the estimated amounts of components of distributions (and consequently its net investment income) as necessary once the issuers provide information about the actual composition of the distributions.

Realized gains and losses on the sale of investments are computed on the basis of the specific identified cost of the investments sold. Unrealized appreciation (depreciation) on investments and foreign currency denominated assets and liabilities, if any, is presented net of deferred taxes on unrealized appreciation in the Statements of Assets and Liabilities.

Capital Gains Taxes:

Certain Portfolios may be subject to capital gains and repatriation taxes imposed by certain countries in which they invest. These Portfolios have recorded a deferred tax liability with respect to unrealized appreciation on foreign securities for potential capital gains and repatriation taxes at December 31, 2020. The accrual for capital gains and repatriation taxes is included in net unrealized appreciation (depreciation) on investments in the Statements of Assets and Liabilities for the Portfolios. The amounts related to capital gain taxes for securities that have been sold are included in the net realized gain (loss) on investments in the Statements of Operations for the Portfolios.

Allocation of Expenses and Income:

Expenses attributable to a single Portfolio or class are charged to that Portfolio or class. Expenses of the Trust not attributable to a single Portfolio or class are charged to each Portfolio or class in proportion to the average net assets of each Portfolio or other appropriate allocation methods.

All income earned and expenses incurred by each Portfolio are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Portfolio represented by the daily net assets of such class, except for distribution fees which are charged on a class specific basis.

Foreign Currency Valuation:

The books and records of the Trust are kept in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at current exchange rates at the following dates:

(i) Market value of investment securities, other assets and liabilities — at the valuation date.

(ii) Purchases and sales of investment securities, income and expenses — at the date of such transactions.

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June 30, 2021 (Unaudited)

The Portfolios do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Reported realized foreign currency gains and losses arise from the disposition of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on each Portfolio’s books on the transaction date and the U.S. dollar equivalent of the amounts actually received or paid. These reported realized foreign currency gains and losses are included in Net realized gain (loss) on foreign currency transactions on the Statements of Operations. Unrealized foreign currency gains and losses arise from changes (due to changes in exchange rates) in the value of foreign currency and other assets and liabilities denominated in foreign currencies, which are held at period end and are included in Change in net unrealized appreciation/depreciation on foreign currency translations on the Statements of Operations.

Taxes:

Each Portfolio intends to comply with the requirements of the Internal Revenue Code of 1986, as amended applicable to regulated investment companies (“RICs”) and to distribute substantially all of its net investment income and net realized capital gains to shareholders of each Portfolio. Therefore, no Federal, state and local income tax provisions are required.

The Portfolios are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. However, the Portfolios’ conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. The Portfolios recognize interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statements of Operations. During the year ended December 31, 2020, the Portfolios did not incur any interest or penalties. Each of the tax years in the four-year period ended December 31, 2020 remains subject to examination by the Internal Revenue Service, state and local taxing authorities.

Dividends from net investment income, if any, are declared and distributed at least annually for all Portfolios (EQ/Money Market declares and distributes daily and Multimanager Core Bond declares and distributes monthly). Dividends from net realized short-term and long-term capital gains are declared and distributed at least annually to the shareholders of a Portfolio to which such gains are attributable. All dividends are reinvested in additional full and fractional shares of the related Portfolios. All distributions are calculated on a tax basis and, as such, the amounts may differ from financial statement investment income and realized gains. Those differences which are significant to the Portfolios are primarily due to capital loss carryforwards (1290 VT Moderate Growth Allocation, 1290 VT Multi-Alternative Strategies, 1290 VT Equity Income, 1290 VT GAMCO Mergers & Acquisitions, 1290 VT High Yield Bond, 1290 VT Natural Resources, 1290 VT Small Cap Value, EQ/AB Short Duration Government Bond, EQ/American Century Mid Cap Value, EQ/AXA Investment Managers Moderate Allocation, EQ/ Franklin Rising Dividends, EQ/International Equity Index, EQ/Invesco Comstock, EQ/Invesco Global Real Assets, EQ/Invesco International Growth, EQ/Lazard Emerging Markets Equity, EQ/Franklin Growth Allocation, EQ/PIMCO Ultra Short Bond, and EQ/Wellington Energy), post-October loss deferrals (1290 VT Natural Resources, EQ/MFS Utilities Series, EQ/PIMCO Global Real Return, EQ/PIMCO Real Return, EQ/PIMCO Total Return and EQ/Wellington Energy), partnership basis adjustments (1290 VT Multi-Alternative Strategies, 1290 VT Small Cap Value, and EQ/MFS Utilities Series), investment in passive foreign investment companies (1290 VT Real Estate, ATM International Managed Volatility, EQ/International Equity Index, EQ/Invesco Global Real Assets, and EQ/Invesco International Growth), deferral of losses on offsetting positions (ATM Large Cap Managed Volatility, ATM Mid Cap Managed Volatility, ATM Small Cap Managed Volatility, ATM International Managed Volatility, EQ/500 Managed Volatility, EQ/400 Managed Volatility, EQ/2000 Managed Volatility, EQ/International Managed Volatility, EQ/AB

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June 30, 2021 (Unaudited)

Dynamic Aggressive Growth, EQ/AB Dynamic Growth, EQ/AB Dynamic Moderate Growth, EQ/ClearBridge Select Equity Managed Volatility, EQ/First Trust Moderate Growth Allocation, EQ/Franklin Small Cap Value Managed Volatility, EQ/Global Equity Managed Volatility, EQ/Goldman Sachs Growth Allocation, EQ/Goldman Sachs Moderate Growth Allocation, EQ/International Core Managed Volatility, EQ/International Value Managed Volatility, EQ/Invesco Moderate Allocation, EQ/Invesco Moderate Growth Allocation, EQ/Large Cap Core Managed Volatility, EQ/Large Cap Growth Managed Volatility, EQ/Large Cap Value Managed Volatility, EQ/Franklin Growth Allocation, EQ/Franklin Moderate Allocation, EQ/Mid Cap Value Managed Volatility, EQ/PIMCO Global Real Return, EQ/PIMCO Real Return, EQ/PIMCO Total Return, EQ/Quality Bond PLUS, Multimanager Aggressive Equity, and Multimanager Core Bond), wash sale loss deferrals (1290 VT Moderate Growth Allocation, 1290 VT Micro Cap, 1290 VT Natural Resources, 1290 VT Real Estate, EQ/First Trust Moderate Growth Allocation, EQ/International Core Managed Volatility, EQ/Large Cap Value Managed Volatility, EQ/Mid Cap Value Managed Volatility, and Multimanager Technology), mark to market of derivative instruments (EQ/AB Dynamic Aggressive Growth, EQ/Emerging Markets Equity PLUS, EQ/Invesco Moderate Growth Allocation, EQ/JPMorgan Growth Allocation, EQ/MFS Utilities Series, and EQ/PIMCO Global Real Return) and commodity holdings through an underlying ETF (EQ/All Asset Growth Allocation). In addition, short-term capital gains and foreign currency gains are treated as capital gains for U.S. GAAP purposes but are considered ordinary income for tax purposes. The tax character of distributions for the years ended December 31, 2020 and December 31, 2019 and the tax composition of undistributed ordinary income and undistributed long term gains at December 31, 2020 are presented in the following table:

	Year Ended December 31, 2020		As of December 31, 2020		Year Ended December 31, 2019
Portfolios:	Distributed Ordinary Income	Distributed Long Term Gains	Accumulated Undistributed Ordinary Income	Accumulated Undistributed Long Term Gains	Distributed Ordinary Income	Distributed Long Term Gains
EQ/All Asset Growth Allocation	$7,620,685	$14,136,723	$4,143,994	$50,672,868	$5,791,986	$12,322,680
EQ/Ultra Conservative Strategy	43,379,926	3,140,699	6,029,559	7,845,244	12,918,242	1,149,729
EQ/Conservative Strategy	15,669,191	5,325,906	553,699	9,965,133	11,818,315	3,885,825
EQ/Conservative Growth Strategy	26,843,122	34,674,092	276,230	34,188,786	25,109,011	18,017,362
EQ/Balanced Strategy	64,228,167	98,186,123	518,217	89,407,937	58,336,731	57,726,871
EQ/Moderate Growth Strategy	136,053,015	266,573,262	1,312,188	208,369,926	114,575,696	157,640,036
EQ/Growth Strategy	115,496,034	173,683,753	907,177	167,082,192	86,119,867	93,252,547
EQ/Aggressive Growth Strategy	119,256,958	99,380,031	5,991,934	179,226,064	63,088,335	61,289,668
1290 VT Low Volatility Global Equity	368,661	38,911	—	—	377,761	12,689
1290 VT Moderate Growth Allocation	461,262	—	—	—	479,241	—
1290 VT Multi-Alternative Strategies	47,889	—	—	—	122,632	—
1290 VT Convertible Securities	728,536	1,301,980	256,977	593,716	798,817	656,142
1290 VT DoubleLine Dynamic Allocation	2,593,257	275,654	864,210	33,832	2,473,051	192,687
1290 VT DoubleLine Opportunistic Bond	14,555,576	1,143,671	26,177	494,753	14,084,886	—
1290 VT Equity Income	9,950,246	947,217	—	—	12,603,376	6,821,611
1290 VT GAMCO Mergers & Acquisitions	387,150	—	—	—	9,118,105	70,458
1290 VT GAMCO Small Company Value	21,050,421	71,705,867	—	40,775,905	19,048,221	81,691,135
1290 VT High Yield Bond	10,420,911	—	—	—	11,004,518	—
1290 VT Micro Cap	13,685,413	10,010,141	4,359,744	5,623,650	545,678	14,497,639
1290 VT Natural Resources	536,996	—	—	—	1,044,485	—
1290 VT Real Estate	464,862	—	71,219	—	1,420,649	152,822
1290 VT Small Cap Value	5,005,653	—	65,807	—	1,889,261	11,991,409
1290 VT SmartBeta Equity	3,417,186	236,690	2,992,799	83,997	447,010	349,729
1290 VT Socially Responsible	1,730,124	6,020,777	6,753	386,942	1,485,926	2,791,280
ATM Large Cap Managed Volatility	111,604,628	416,312,135	8,249,037	80,831,710	65,150,183	229,322,750
ATM Mid Cap Managed Volatility	11,065,111	17,692,828	2,167,316	2,641,825	3,108,028	5,869,829
ATM Small Cap Managed Volatility	47,599,980	57,053,474	20,073,589	21,240,889	19,782,486	43,766,867
ATM International Managed Volatility	60,146,717	—	17,109,556	15,686,950	53,253,094	5,252,286
EQ/500 Managed Volatility	260,969,240	627,122,821	22,756,113	193,321,456	179,149,273	138,353,465
EQ/400 Managed Volatility	22,784,789	37,338,352	5,274,631	7,565,275	6,152,280	17,785,229
EQ/2000 Managed Volatility	104,341,903	136,366,534	63,681,628	73,326,576	58,395,624	132,801,756

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June 30, 2021 (Unaudited)

	Year Ended December 31, 2020		As of December 31, 2020		Year Ended December 31, 2019
Portfolios:	Distributed Ordinary Income	Distributed Long Term Gains	Accumulated Undistributed Ordinary Income	Accumulated Undistributed Long Term Gains	Distributed Ordinary Income	Distributed Long Term Gains
EQ/International Managed Volatility	$51,276,639	$76,700	$36,940,227	$—	$61,626,090	$1,917,734
EQ/AB Dynamic Aggressive Growth	2,457,178	1,141,905	528,994	—	1,791,704	2,110,529
EQ/AB Dynamic Growth	10,807,909	1,484,331	4,158,294	2,224,962	6,252,708	5,306,617
EQ/AB Dynamic Moderate Growth	199,872,013	45,823,861	—	12,579,070	51,661,003	49,112,148
EQ/AB Short Duration Government Bond	17,370,076	—	162,164	—	29,641,586	—
EQ/AB Small Cap Growth	58,068,663	226,077,020	27,180,570	53,669,706	3,022,997	177,007,285
EQ/American Century Mid Cap Value	5,889,461	917,339	—	—	5,620,059	255,568
EQ/American Century Moderate Growth Allocation	573,653	—	—	—	484,295	—
EQ/AXA Investment Managers Moderate Allocation	283,054	—	—	—	290,689	—
EQ/Capital Group Research	2,868,774	28,118,953	2,040,916	477,004	2,346,134	46,727,367
EQ/ClearBridge Large Cap Growth	636,684	34,065,565	784,541	4,433,830	884,270	22,641,850
EQ/ClearBridge Select Equity Managed Volatility	3,595,982	13,350,955	2,331,117	2,458,488	1,217,039	2,399,633
EQ/Common Stock Index	66,756,382	313,766,330	3,648,769	83,294,497	82,735,442	259,451,617
EQ/Core Bond Index	159,626,419	21,684,006	415,078	8,125,979	159,280,903	—
EQ/Emerging Markets Equity PLUS	965,032	725,936	927,312	932,144	1,086,949	—
EQ/Equity 500 Index	88,325,626	140,832,941	3,824,114	71,661,896	98,560,073	114,101,967
EQ/Fidelity Institutional AM® Large Cap	19,109,392	20,772,344	14,720,298	8,227,455	6,782,872	—
EQ/First Trust Moderate Growth Allocation	580,105	11,801	630,225	251,150	509,133	4,192
EQ/Franklin Growth Allocation	556,000	—	—	—	490,284	—
EQ/Franklin Moderate Allocation	1,991,437	3,828	5,348,278	4,887,719	3,401,926	10,197,777
EQ/Franklin Rising Dividends	1,769,977	—	23,341	—	2,488,504	—
EQ/Franklin Small Cap Value Managed Volatility	12,964,034	8,364,951	7,550,451	6,423,225	5,894,667	14,491,610
EQ/Franklin Strategic Income	3,315,701	—	82,909	—	5,788,660	449,106
EQ/Global Equity Managed Volatility	27,791,353	95,274,048	14,266,360	38,162,915	29,789,616	54,530,449
EQ/Goldman Sachs Growth Allocation	1,691,988	639,800	3,662,991	3,786,676	1,273,394	396,840
EQ/Goldman Sachs Mid Cap Value	1,039,094	64,004	—	—	2,057,567	298,826
EQ/Goldman Sachs Moderate Growth Allocation	6,417,145	4,849,072	23,213,103	11,283,096	34,948,680	15,177,715
EQ/Intermediate Government Bond	116,024,359	28,974,113	842,510	14,383,609	133,259,303	—
EQ/International Core Managed Volatility	26,365,103	22,198,590	15,252,373	18,058,019	34,225,685	23,055,941
EQ/International Equity Index	28,349,860	3,185,134	3,372,174	—	44,797,218	—
EQ/International Value Managed Volatility	23,503,522	3,573,820	12,450,439	—	24,757,801	20,086,735
EQ/Invesco Comstock	4,198,293	1,057,771	15,369	—	4,685,452	9,995,665
EQ/Invesco Global	1,115	1,952	—	892,628	1,082,056	—
EQ/Invesco Global Real Assets	4,692,277	566,993	588,048	—	18,362,654	1,095,204
EQ/Invesco International Growth	1,502,774	—	1,006,609	—	6,247,926	—
EQ/Invesco Moderate Allocation	8,380,500	7,203,446	5,010,692	5,394,418	2,928,573	—
EQ/Invesco Moderate Growth Allocation	2,192,972	1,204,588	1,557,126	2,203,336	1,178,081	161,253
EQ/Janus Enterprise	22,028,225	124,852,818	6,225,389	21,274,186	1,921,019	64,506,879
EQ/JPMorgan Growth Allocation	2,139,655	2,064,647	5,063,413	6,810,368	2,121,345	1,893,272
EQ/JPMorgan Value Opportunities	16,438,576	3,168,618	—	2,740,351	8,382,534	8,061,853
EQ/Large Cap Core Managed Volatility	67,388,596	209,316,740	3,194,274	55,271,874	38,961,015	146,100,175
EQ/Large Cap Growth Index	5,514,877	117,594,819	1,663,843	4,099,539	9,447,404	107,256,184
EQ/Large Cap Growth Managed Volatility	123,349,933	630,613,391	23,194,075	87,711,506	89,416,697	317,476,785
EQ/Large Cap Value Index	13,933,371	5,026,751	275,535	1,149,936	15,501,839	35,260,423
EQ/Large Cap Value Managed Volatility	139,207,441	158,284,106	21,069,807	30,733,891	116,547,539	227,538,067
EQ/Lazard Emerging Markets Equity	6,438,263	1,277,580	1,271,487	—	14,034,590	356,970
EQ/Loomis Sayles Growth	174,958	65,452,023	3,190,709	28,447,663	993,570	35,272,189
EQ/MFS International Growth	16,985,931	94,960,980	2,866,714	37,718,864	18,498,949	36,051,608
EQ/MFS International Intrinsic Value	3,716,151	9,408,495	1,076,840	7,900,197	8,646,639	—

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	Year Ended December 31, 2020		As of December 31, 2020		Year Ended December 31, 2019
Portfolios:	Distributed Ordinary Income	Distributed Long Term Gains	Accumulated Undistributed Ordinary Income	Accumulated Undistributed Long Term Gains	Distributed Ordinary Income	Distributed Long Term Gains
EQ/MFS Mid Cap Focused Growth	$14,674,575	$31,771,330	$—	$—	$975,910	$335,401
EQ/MFS Technology	5,465,186	7,978,521	5,420,362	4,752,472	—	—
EQ/MFS Utilities Series	3,430,165	3,131,067	—	—	4,948,659	864,333
EQ/Mid Cap Index	25,942,087	98,781,232	1,455,087	12,556,143	18,896,915	80,773,388
EQ/Mid Cap Value Managed Volatility	29,047,047	46,245,539	13,622,920	26,087,419	25,003,694	103,023,348
EQ/Money Market	2,489,972	1,500	5,003	—	18,091,250	—
EQ/Morgan Stanley Small Cap Growth	42,581,840	48,032,754	49,351,324	13,193,403	9,820,508	27,989,706
EQ/PIMCO Global Real Return	1,230,121	—	5,428,596	—	3,789,498	—
EQ/PIMCO Real Return	4,563,257	—	31,261	—	2,429,733	—
EQ/PIMCO Total Return	17,111,931	—	1,029,075	—	12,483,460	—
EQ/PIMCO Ultra Short Bond	13,472,357	—	4,073	—	33,505,855	—
EQ/Quality Bond PLUS	48,146,685	7,908,662	—	2,500,888	26,405,386	—
EQ/Small Company Index	16,904,793	40,065,221	2,656,250	6,457,893	12,590,409	70,703,965
EQ/T. Rowe Price Growth Stock	10,768,353	51,884,118	20,752,692	7,111,566	—	38,356,853
EQ/T. Rowe Price Health Sciences	—	4,177,001	—	1,654,582	—	—
EQ/Value Equity	61,970,524	78,850,296	18,814,221	6,512,172	31,641,890	75,796,114
EQ/Wellington Energy	1,817,879	—	—	—	260,638	—
Multimanager Aggressive Equity	58,371,990	84,673,243	15,176,243	9,470,805	29,925,303	85,969,589
Multimanager Core Bond	36,503,224	2,156,304	—	805,827	26,319,874	—
Multimanager Technology	35,860,223	237,408,926	19,418,951	35,872,120	—	111,243,073

The following Portfolios had a Return of Capital during the year ended December 31, 2020:

Portfolios:	Return of Capital
1290 VT Equity Income	$349,706
1290 VT Low Volatility Global Equity	69,502
1290 VT Multi-Alternative Strategies	3,767
EQ/American Century Mid Cap Value	274,210
EQ/Goldman Sachs Mid Cap Value	115,912
EQ/MFS Utilities Series	413,838
EQ/Wellington Energy	138,138

Additionally, the following Portfolios had a Return of Capital during the year ended December 31, 2019:

Portfolios:	Return of Capital
1290 VT GAMCO Mergers & Acquisitions	$2,978,868
1290 VT Real Estate	57,584
1290 VT Small Cap Value	1,057,636
EQ/Small Company Index	863,108
EQ/Wellington Energy	484,221

The following Portfolios have an India capital gains tax capital loss carryforward of approximately:

Portfolios:	INR (as of March 31, 2021)	Converted to USD (as of June 30, 2021)
EQ/Global Equity Managed Volatility	234,471,324	$3,154,464
EQ/International Core Managed Volatility	18,930,039	254,676
EQ/International Value Managed Volatility	14,055,897	189,101
EQ/Invesco Global	31,006,388	417,145
EQ/MFS International Growth	25,368,771	341,299

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The following Portfolios utilized net capital loss carryforwards during 2020 and/or have losses incurred that will be carried forward indefinitely as follows:

	Utilized		Losses carried forward
Portfolios:	Short Term	Long Term	Short Term	Long Term
1290 VT Moderate Growth Allocation	$—	$—	$446,976	$24,090
1290 VT Multi-Alternative Strategies	—	—	87,010	271,970
1290 VT DoubleLine Dynamic Allocation	236,612	18,272	—	—
1290 VT DoubleLine Opportunistic Bond	1,563,735	2,118,829	—	—
1290 VT Equity Income	—	—	26,111,531	26,993,596
1290 VT GAMCO Mergers & Acquisitions	—	—	4,303,761	4,805,001
1290 VT High Yield Bond	—	—	3,166,782	11,082,718
1290 VT Natural Resources	—	—	590,353	3,101,074
1290 VT Real Estate	—	—	6,707	128,469
1290 VT Small Cap Value	663,601	—	1,921,332	—
EQ/AB Dynamic Aggressive Growth	—	—	300,866	—
EQ/AB Short Duration Government Bond	357,235	—	2,651,066	8,919,521
EQ/American Century Mid Cap Value	—	—	—	3,312,893
EQ/American Century Moderate Growth Allocation	—	—	227,140	—
EQ/AXA Investment Managers Moderate Allocation	—	—	127,020	151,644
EQ/Core Bond Index	2,689,541	10,458,439	—	—
EQ/Emerging Markets Equity PLUS	237,863	295,624	—	—
EQ/Fidelity Institutional AM® Large Cap	1,994,790	—	—	—
EQ/Franklin Growth Allocation	—	—	191,155	360,783
EQ/Franklin Rising Dividends	—	—	465,205	5,757,256
EQ/Goldman Sachs Mid Cap Value	—	—	399,788	—
EQ/Intermediate Government Bond	1,986,069	7,845,628	5,518,943	21,995,769
EQ/International Equity Index	209,305	—	1,247,116	58,791,483
EQ/Invesco Comstock	—	—	739,017	3,849,353
EQ/Invesco Global	997,526	30,243	111,399	3,370
EQ/Invesco Global Real Assets	—	—	10,448,091	10,677,204
EQ/Invesco International Growth	—	—	404,472	3,092,444
EQ/Invesco Moderate Allocation	193,004	326,149	—	—
EQ/Lazard Emerging Markets Equity	—	—	2,168,670	2,569,827
EQ/MFS Mid Cap Focused Growth	—	—	1,409,613	—
EQ/MFS Technology	3,159,402	—	1,170,158	—
EQ/PIMCO Real Return	—	—	—	160,558
EQ/PIMCO Ultra Short Bond	426,598	1,031,896	1,540,910	19,798,202
EQ/Quality Bond PLUS	871,679	3,587,782	—	—
EQ/T. Rowe Price Health Sciences	2,834,467	54,189	444,014	3,974
EQ/Wellington Energy	—	—	21,595,982	27,627,327

A portion of 1290 VT GAMCO Mergers & Acquisitions Portfolio, 1290 VT High Yield Bond Portfolio, 1290 VT Natural Resources Portfolio, 1290 VT Small Cap Value Portfolio, EQ/AB Short Duration Government Bond Portfolio, EQ/Intermediate Government Bond Portfolio, EQ/International Equity Index Portfolio, EQ/Invesco Global Portfolio, EQ/MFS Technology Portfolio, EQ/PIMCO Ultra Short Bond Portfolio, EQ/T. Rowe Price Health Sciences Portfolio, and EQ/Wellington Energy Portfolio capital loss carryforwards are subject to an annual limitation under the Internal Revenue Code and related regulations.

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Short Sales Against the Box:

Certain Portfolios may enter into a “short sale” of securities in circumstances in which, at the time the short position is open, the Portfolio owns at least an equal amount of the securities sold short or owns preferred stocks or debt securities, convertible or exchangeable without payment of further consideration, into at least an equal number of securities sold short. This kind of short sale, which is referred to as one “against the box,” may be entered into by the Portfolio to, for example, lock in a sale price for a security the Portfolio does not wish to sell immediately. The Portfolio will designate the segregation, either on its records or with the Trust’s custodian, of the securities sold short or convertible or exchangeable preferred stocks or debt securities sold in connection with short sales against the box. Liabilities for securities sold short are reported at market value in the financial statements. Such liabilities are subject to off-balance sheet risk to the extent of any future increases in market value of the securities sold short. The ultimate liability for securities sold short could exceed the liabilities recorded in the Portfolio’s financial statements. The Portfolio bears the risk of potential inability of the brokers to meet their obligation to perform.

Unfunded Commitments:

Certain Portfolios entered into commitments to buy and sell investments including commitments to buy loan assignments to settle on future dates as part of their normal investment activities. Unfunded commitments may include revolving loan facilities which may obligate the Portfolios to provide cash to the borrower on demand. Unfunded commitments are generally traded and priced as part of a related loan assignment. The value of the unfunded portion of the investment is determined using a pro-rata allocation, based on its par value relative to the par value of the entire investment. The unrealized appreciation/depreciation from unfunded commitments is reported on the Statements of Assets and Liabilities. Credit risk exists on these commitments to the extent of any difference between the sales price and current value of the underlying securities sold. Market risk exists on these commitments to buy to the same extent as if the securities were owned on a settled basis and gains and losses are recorded and reported in the same manner. The Portfolios may receive an ongoing commitment fee based on the undrawn portion of the underlying loan facility, which is recorded as a component of interest income on the Statements of Operations.

At June 30, 2021, the Portfolio had the following loan commitments in which all or a portion of the commitment was unfunded which could be extended at the option of the borrower:

						Unfunded Commitment		Funded Commitment		Total Commitment
Portfolio	Security Description	Term	Maturity Date	Commitment Fee Rate	Rate if Funded	Par Amount	Value	Par Amount	Value	Par Amount	Value
1290 VT High Yield Bond	National Mentor Holdings, Inc.	1st Lien Delayed Draw Term Loan	03/2/2028	3.75%	0.00%	$15,041	$15,062	$—	$—	$15,041	$15,062
EQ/Franklin Strategic Income	AI Aqua Merger Sub, Inc.	Delayed Draw Term Loan	06/16/2028	0.00%	0.00%	$3,848	$3,855	$—	$—	$3,848	$3,855
EQ/Franklin Strategic Income	Aveanna Healthcare LLC	Delayed Draw Term Loan	06/01/2028	0.00%	0.00%	$4,642	$4,625	$—	$—	$4,642	$4,625

Private Investments in Public Equity (PIPEs):

A Portfolio may invest in securities issued in private investments in public equity transactions, commonly referred to as “PIPEs.” A PIPE investment involves the sale of equity securities, or securities convertible into equity securities, in a private placement transaction by an issuer that already has outstanding, publicly traded equity securities of the same class. Shares acquired in PIPEs are commonly sold at a discount to the current market value per share of the issuer’s publicly traded securities. Securities acquired in PIPEs generally are not registered with the SEC until after a certain period of time from the date the private sale is completed, which may be months and perhaps

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longer. PIPEs may contain provisions that require the issuer to pay penalties to the holder if the securities are not registered within a specified period. Until the public registration process is completed, securities acquired in PIPEs are restricted and, like investments in other types of restricted securities, may be illiquid. Any number of factors may prevent or delay a proposed registration. Prior to or in the absence of registration, it may be possible for securities acquired in PIPEs to be resold in transactions exempt from registration under the 1933 Act. There is no guarantee, however, that an active trading market for such securities will exist at the time of disposition, and the lack of such a market could hurt the market value of a Portfolio’s investments. Even if the securities acquired in PIPEs become registered, or a Portfolio is able to sell the securities through an exempt transaction, a Portfolio may not be able to sell all the securities it holds on short notice and the sale could impact the market price of the securities.

Special Purpose Acquisition Companies (SPACs):

A Portfolio may invest in a SPAC, a publicly traded company that raises investment capital in the form of a blind pool via an IPO for the purpose of acquiring an existing company. Until an acquisition is completed, a SPAC generally invests the proceeds of its IPO (less a portion retained to cover expenses), which are held in trust, in U.S. government securities, money market securities and cash. If a SPAC does not complete an acquisition within a specified period of time after going public, the SPAC is dissolved, at which point the invested funds are returned to the SPAC’s shareholders (less certain permitted expenses) and any rights or warrants issued by the SPAC expire worthless. Because SPACs and similar entities are in essence blank check companies without an operating history or ongoing business other than seeking acquisitions, the value of their securities is particularly dependent on the ability of the entity’s management to identify and complete a profitable acquisition. In addition, the securities issued by a SPAC, which are typically traded in the over-the-counter market, may be considered illiquid and/or be subject to restrictions on resale.

Accounting for Derivative Instruments:

Following is a description of how and why the Portfolios use derivative instruments, the type of derivatives utilized by the Portfolios during the reporting period, as well as the primary underlying risk exposures related to each instrument type. Derivatives accounted for as hedging instruments must be disclosed separately from those that do not qualify for hedge accounting. Even though the Portfolios may use derivatives in an attempt to achieve an economic hedge, the Portfolio’s derivatives are not accounted for as hedging instruments because the Portfolios account for their derivatives at fair value and record any changes in fair value in current period earnings in the Statement of Operations. All open derivative positions at period end are reflected on each respective Portfolio’s Portfolio of Investments. The volume of derivative activity, based on month-end notional amounts during the period is also noted in each respective Portfolio’s Portfolio of Investments. Portfolio securities are reserved and/or pledged with the custodian as collateral for current or potential derivative holdings as necessary throughout the year.

Options:

Certain Portfolios may write (sell) covered options as a hedge to provide protection against adverse movements in the price of securities in the Portfolio or to enhance investment performance. Certain Portfolios purchase and sell exchange traded options on foreign currencies. When a Portfolio writes an option, an amount equal to the premium received by the Portfolio is recorded as a liability and is subsequently adjusted on a daily basis to the current market price of the option written. Premiums received from writing options that expire unexercised are recognized as gains on the expiration date. Premiums received from writing options that are exercised or are cancelled in closing purchase transactions are offset against the cost of any securities purchased or added to the proceeds or netted against the amount paid on the transaction to determine the realized gain or loss. In writing options, a Portfolio must assume that the option may be exercised at any time prior to the expiration of its obligation as a writer, and that in such circumstances the net proceeds of the sale (or cost of) purchase of the underlying securities and currencies pursuant to the call or put option may be substantially below or

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above the prevailing market price. A Portfolio also has the additional risk of not being able to enter into a closing purchase transaction if a liquid secondary market does not exist and bears the risk of unfavorable changes in the price of the financial instruments underlying the options.

Certain Portfolios may purchase put options on securities to increase the Portfolio’s total investment return or to protect its holdings against a substantial decline in market value. The purchase of put options on securities will enable a Portfolio to preserve, at least partially, unrealized gains in an appreciated security in its portfolio without actually selling the security. In addition, the Portfolios will continue to receive interest or dividend income on the security. The Portfolios may also purchase call options on securities to protect against substantial increases in prices of securities that Portfolios intend to purchase pending their ability to invest in an orderly manner in those securities. The Portfolios may sell put or call options they have previously purchased, which could result in a net gain or loss depending on whether the amount received on the sale is more or less than the premium and other transaction costs paid on the put or call option which was bought.

Futures Contracts, Options on Futures Contracts, and Foreign Currency Contracts:

The futures contracts used by the Portfolios are agreements to buy or sell a financial instrument for a set price in the future. Options on futures contracts used by the Portfolios are rights to buy, or sell a futures contract for a set price in the future. Certain Portfolios buy or sell futures contracts for the purpose of protecting their Portfolio securities against future changes in interest rates and indices which might adversely affect the value of the Portfolios’ securities or the price of securities that they intend to purchase at a later date. Initial margin deposits are made upon entering into futures contracts and can be in cash, certain money market instruments, treasury securities or other liquid, high grade debt securities. During the period the futures contracts are open, changes in the market price of the contracts are recognized as unrealized gains or losses by “marking-to-market” at the end of each trading day. Variation margin payments on futures contracts are received or made, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the proceeds from or cost of the closing transactions and the Portfolio’s basis in the contract. The Portfolios enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, a Portfolio’s credit risk is limited to failure of the exchange or board of trade.

The Portfolios may be exposed to foreign currency risks associated with Portfolio investments. Certain Portfolios may purchase foreign currency on a spot (or cash) basis. In addition, certain Portfolios enter into contracts to purchase or sell foreign currencies at a future date (“forward contracts”). A forward foreign currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Daily fluctuations in the value of such contracts are recognized as unrealized appreciation or depreciation by “marking-to -market.” The gain or loss arising from the difference between the original contracts and the closing of such contracts is included in realized gains or losses from forward foreign currency transactions in the Statements of Operations of the Portfolios. The Portfolios may engage in these forward contracts to protect against uncertainty in the level of future rates in connection with the purchase and sale of Portfolio securities (“transaction hedging”) and to protect the value of specific portfolio positions (“position hedging”). The Portfolios also buy forward foreign currency contracts to gain exposure to currencies.

Swap Agreements:

Changes in market value, if any, are reflected as a component of net changes in unrealized appreciation/(depreciation) on the Statements of Operations. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a receivable or payable for the change in value as appropriate (“variation margin”) on the Statements of Assets and Liabilities. Over-the-counter (“OTC”) swap payments received or made at the beginning of the measurement period are reflected as such on the Statements of Assets and Liabilities and represent premiums paid or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap

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agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). These upfront premiums are recorded as realized gains or losses on the Statements of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statements of Operations. Net periodic payments received or paid by the Portfolio are included as part of realized gains or losses on the Statements of Operations.

Total return swap agreements involve commitments where cash flows are exchanged based on the price of an underlying reference and based on a fixed or variable rate. Total return swap agreements may involve commitments to pay interest in exchange for a market-linked return. One counterparty pays out the total return of a specific reference asset, which may include an underlying equity, index, or bond, and in return receives a fixed or variable rate. At the maturity date, a net cash flow is exchanged where the total return is equivalent to the return of the underlying reference less a financing rate, if any. As a receiver, the Portfolio would receive payments based on any positive total return and would owe payments in the event of a negative total return. As the payer, the Portfolio would owe payments on any net positive total return, and would receive payment in the event of a negative total return. In connection with total return swap agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Interest rate swaps involve the exchange between two parties of payments calculated by reference to specified interest rates (e.g., an exchange of floating rate payments for fixed rate payments). The purchase of an interest rate cap entitles the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling such interest rate cap. The purchase of an interest rate floor entitles the purchaser, to the extent that a specified index falls below a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling such interest rate floor. Caps and floors may be less liquid than swaps. In addition, the value of interest rate transactions will fluctuate based on changes in interest rates.

Credit default swap agreements involve greater risks than if a Portfolio had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to illiquidity risk, counterparty risk and credit risk. A Portfolio will enter into credit default swap agreements only with counterparties that meet certain standards of creditworthiness. A buyer generally also will lose its investment and recover nothing should no credit event occur and the swap is held to its termination date. If a credit event were to occur, the value of any deliverable obligation received by the seller, coupled with the upfront or periodic payments previously received, may be less than the full notional value it pays to the buyer, resulting in a loss of value to the seller. A Portfolio’s obligations under a credit default swap agreement will be accrued daily (offset against any amounts owing to the Portfolio). In connection with credit default swaps in which a Portfolio is the buyer, the Portfolio will segregate or “earmark” cash or assets determined to be liquid, or enter into certain offsetting positions, with a value at least equal to the Portfolio’s exposure (any accrued but unpaid net amounts owed by the Portfolio to any counterparty), on a marked-to-market basis. In connection with credit default swaps in which a Portfolio is the seller, the Portfolio will segregate or “earmark” cash or assets determined to be liquid, or enter into offsetting positions, with a value at least equal to the full notional amount of the swap (minus any amounts owed to the Portfolio). Such segregation or “earmarking” is intended to ensure that the Portfolio has assets available to satisfy its obligations with respect to the transaction and limit any potential leveraging of the Portfolio. Such segregation or “earmarking” will not limit the Portfolio’s exposure to loss. To the extent that credit default swaps are entered into for hedging purposes or are covered as described above, the Adviser believes such obligations do not constitute “senior securities” under the 1940 Act and, accordingly, will not treat them as being subject to the Portfolio’s senior security and borrowing restrictions.

An option on a swap agreement, also called a “swaption,” is an option that gives the buyer the right, but not the obligation, to enter into a swap on a future date in exchange for paying a market based

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“premium.” A receiver swaption gives the owner the right to receive the total return of a specified asset, reference rate, or index. A payer swaption gives the owner the right to pay the total return of a specified asset, reference rate, or index. A purchaser of a swaption risks losing only the amount of the premium they have paid should they decide to let the option expire, whereas the seller of a swaption is subject to the risk that they will become obligated if the option is exercised. Swaptions also include options that allow an existing swap to be terminated or extended by one of the counterparties.

A Portfolio may use inflation-linked swaps to provide inflation protection within its portfolio. These are agreements between counterparties to exchange interest payments based on interest rates over the life of the swap. One cash flow stream will typically be a floating rate payment based upon the Consumer Price Index while the other is a pre-determined fixed interest rate. The use of swaps exposes the Portfolio to interest rate risk. Swaptions are marked-to-market daily based upon values from third party vendors.

Forward settling transactions:

Certain Portfolios may make contracts to purchase or sell securities for a fixed price at a future date beyond customary settlement time (“forward settling transactions”). Portfolios may designate the segregation, either on their records or with the Trust’s custodian, of cash or other liquid securities in an amount sufficient to meet the purchase price, or may enter into offsetting contracts for the forward sale of other securities they own. These commitments are reported at market value in the financial statements. Forward settling transaction may be considered securities in themselves and involve a risk of loss if the value of the security to be purchased declines or if the value of the security to be sold increases prior to the settlement date, which is a risk in addition to the risk of decline in the value of the Portfolio’s other assets. Where such purchases or sales are made through dealers, a Portfolio relies on the dealer to consummate the sale. The dealer’s failure to do so may result in the loss to a Portfolio of an advantageous yield or price. Market risk exists on these commitments to the same extent as if the securities were owned on a settled basis and gains and losses are recorded and reported in the same manner. However, during the commitment period, these investments earn no interest or dividends.

Certain Portfolios may enter into to-be-announced purchase or sale commitments (“TBA transactions”), pursuant to which it agrees to purchase or sell, respectively, mortgage backed securities for a fixed unit price, with payment and delivery at a scheduled future date beyond the customary settlement period for such securities. With TBA transactions, the particular securities to be received or delivered by a Portfolio are not identified at the trade date; however, the securities must meet specified terms, including issuer, rate, and mortgage term, and be within industry-accepted “good delivery” standards. Portfolios may enter into TBA transactions with the intention of taking possession of or relinquishing the underlying securities, may elect to extend the settlement by “rolling” the transaction, and/or may use TBA transactions to gain or reduce interim exposure to underlying securities. Until settlement, the portfolio maintains liquid assets sufficient to settle its commitment to purchase a TBA or, in the case of a sale commitment, the portfolio maintains an entitlement to the security to be sold.

Each of the EQ/PIMCO Global Real Return Portfolio, EQ/PIMCO Real Return Portfolio, EQ/PIMCO Ultra Short Bond Portfolio, EQ/Quality Bond PLUS Portfolio and Multimanager Core Bond Portfolio entered into financing transactions referred to as “sale-buybacks” during the six months ended June 30, 2021. A sale-buyback transaction consists of a sale of a security by a Portfolio to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. The Portfolio is not entitled to receive principal and interest payments, if any, made on the security sold to the counterparty during the term of the agreement. The agreed-upon proceeds for securities to be repurchased by the Portfolio are reflected as a liability on the Portfolio’s Statement of Assets and Liabilities. The Portfolio will recognize net income represented by the price differential between the price received for the transferred security and the agreed-upon repurchase price. This is commonly referred to as the “price drop.” A price drop consists of: (i) the foregone interest and inflationary income adjustments, if any, the Portfolio would have otherwise received had the security not been sold; and (ii) the negotiated financing terms between the Portfolio and counterparty. Foregone

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interest and inflationary income adjustments, if any, are recorded as components of interest income on the Portfolio’s Statement of Operations. Interest payments based upon negotiated financing terms made by the Portfolio to counterparties are recorded as a component of interest expense on the Portfolio’s Statement of Operations. In periods of increased demand for the security, the Portfolio may receive a fee for use of the security by the counterparty, which may result in interest income to the Portfolio.

Master netting arrangements and collateral:

International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) govern bilateral OTC derivative transactions entered into by the Sub-Advisers on behalf of the Portfolios with select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral posting and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. In limited circumstances, the ISDA Master Agreement may contain additional provisions that add counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level. These amounts, if any, may be segregated with a third- party custodian. The market value of OTC financial derivative instruments, collateral received or pledged, and net exposure by counterparty as of period end are disclosed in the Portfolio of Investments.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern certain forward settling transactions, such as TBA transactions, delayed-delivery or sale-buybacks by and between the Sub-Advisers on behalf of the Portfolios and select counterparties. The Master Forward Agreements maintain provisions for, among other things, transaction initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral. The market value of forward settling transactions, collateral pledged and/or received, and the net exposure by counterparty as of period end is disclosed in the Portfolio of Investments.

ISDA Master Agreements and Master Forward Agreements are intended to reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that is intended to improve legal certainty. Under most ISDA Master Agreements and Master Forward Agreements, collateral is routinely pledged if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant master agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 (on a per counterparty basis) depending on the counterparty and the type of master agreement.

Collateral on OTC derivatives, forward settling transactions and centrally cleared derivatives may be in the form of cash or debt securities issued by the U.S. government or related agencies or foreign governments. Cash pledged as collateral by a Portfolio is reflected as cash held as collateral at the broker in the accompanying financial statements and generally is restricted from withdrawal by the Portfolio; securities pledged as collateral by a Portfolio are so noted in the accompanying Portfolio of Investments; both remain in the Portfolio’s assets. Securities received as collateral by counterparties are not included in the Portfolio’s assets because the Portfolio does not obtain effective control over those securities. The obligation to return cash collateral received from counterparties is included as a liability in the accompanying financial statements. Collateral posted or received by the Portfolio may be held in a segregated account at the respective counterparty or Portfolio’s custodian.

On October 28, 2020, the SEC adopted Rule 18f-4 (the “Derivatives Rule” or “Rule 18f-4”) under the 1940 Act which, following a transition period, will replace existing SEC and staff guidance with an updated, comprehensive framework for registered funds’ use of derivatives. Among other changes, the Derivatives Rule will require a Portfolio to trade derivatives and certain other instruments that create future payment or delivery obligations subject to a value-at-risk (“VaR”) leverage limit, develop and implement a derivatives risk management program and new testing requirements, and

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comply with new requirements related to board and SEC reporting. These new requirements will apply unless a Portfolio qualifies as a “limited derivatives user,” as defined in the Derivatives Rule. In connection with the adoption of Rule 18f-4, the SEC and its staff will rescind and withdraw applicable guidance and relief regarding asset segregation and coverage transactions reflected in the Portfolios’ asset segregation and cover practices discussed herein. The full impact of Rule 18f-4 on the Portfolios remains uncertain, but due to the compliance timeline within Rule 18f-4, it is unlikely that the Portfolios will be required to fully comply with the requirements until 2022.

Cash and Statement of Cash Flows:

In accordance with GAAP, the Portfolios consider cash which is not readily investable or available for withdrawal, such as initial margin pledged for derivatives, to be restricted cash for the purposes of reporting in the Statement of Cash Flows.

Due to the volume of sale-buyback transactions during the six months ended June 30, 2021, the EQ/PIMCO Global Real Return Portfolio and EQ/PIMCO Real Return Portfolio are presenting a Statement of Cash Flows. The Statement of Cash Flows, as applicable, has been prepared using the indirect method which requires increase (decrease) in net assets resulting from operations to be adjusted to reconcile to net cash flows from operating activities.

Repurchase Agreements:

During the six months ended June 30, 2021, the EQ/Money Market Portfolio entered into repurchase agreements through an account at JPMorgan Chase Bank, N.A. (“JPMorgan”), the Portfolio’s custodian, the daily aggregate balance of which is invested in one or more joint repurchase agreements collateralized by U.S. Treasury or federal agency obligations. In a repurchase agreement, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For a repurchase agreement, JPMorgan takes possession of the collateral pledged for investments in such repurchase agreement. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value is equal to or greater than the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, the Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Portfolio may be delayed or limited.

Repurchase agreements outstanding at period end, if any, including the underlying debt obligation (collateral) assigned to each agreement, are included within the Portfolio’s Portfolio of Investments.

Securities Lending:

During the six months ended June 30, 2021, certain Portfolios entered into securities lending transactions. To generate additional income, a Portfolio may lend its portfolio securities, up to 30% of the market value of the Portfolio’s total assets, to brokers, dealers, and other financial institutions.

JPMorgan serves as securities lending agent for the securities lending program of the Trust. Securities lending transactions are considered to be overnight and continuous and can be terminated by a Portfolio or the borrower at any time.

The Portfolios’ securities lending policies and procedures require that the borrower (i) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and with respect to each new loan on non-U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned; and (ii) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral is at least 100% of the value of securities loaned. Cash collateral received is generally invested in joint repurchase agreements or government money market funds and shown in the Portfolio of Investments and included in calculating the Portfolio’s total assets. U.S. Government securities received as collateral, if

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any, are held in safekeeping by JPMorgan and cannot be sold or repledged by the Portfolio and accordingly are not reflected in the Portfolio’s total assets. additional information on the non-cash collateral received, please refer to note (xx) in the Portfolio of Investments. Certain of the securities on loan may have been sold prior to the close of the reporting period and are included in Receivables for Securities Sold on the Statements of Assets and Liabilities.

The Portfolios receive payments from the lending agent equivalent to any dividends and/or interest that would have been earned on the securities loaned while simultaneously seeking to earn income on the investment of cash collateral. Securities lending income includes any fees charged to borrowers less expenses associated with the loan. Income from the securities lending program is recorded when earned from the lending agent and reflected in the Statements of Operations under “Securities lending (net).” The Portfolios may invest cash collateral in joint repurchase agreements or government money market funds as indicated on the Portfolio of Investments, and record a liability in the Statements of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Such liabilities, if any, are reflected in the Statements of Assets and Liabilities under “Payable for return of collateral on securities loaned”. There may be risks of delay or restrictions in recovery of the securities or disposal of collateral should the borrower of the securities fail financially. Loans are made, however, only to borrowers deemed by the lending agent to be of good standing and creditworthy and approved by EIM. Loans are subject to termination by a Portfolio or the borrower at any time, and, therefore, are not considered to be illiquid investments. The lending agent receives a fee based on a percentage of earnings derived from the investment of cash collateral. The Portfolios receive 90% of the net earnings of the Repurchase Agreements up to $45 million of aggregate earnings across all Portfolios within a calendar year and 92% thereafter.

The Securities Lending Agreement between the Trust and JPMorgan provides that in the event of a default by a borrower with respect to any loan, a Portfolio may terminate the loan and JPMorgan will exercise any and all remedies provided under the applicable borrower agreement to make the Portfolio whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting borrower against the purchase cost of the replacement securities. If, despite such efforts by JPMorgan to exercise these remedies, the Portfolio sustains losses as a result of a borrower’s default, JPMorgan indemnifies the Portfolio by purchasing replacement securities at JPMorgan’s expense, or paying the Portfolio an amount equal to the market value of the replacement securities, subject to certain limitations which are set forth in detail in the Securities Lending Agreement between the Portfolio and JPMorgan.

At June 30, 2021, the Securities Lending Agreement does not permit the Portfolio to enforce a netting arrangement.

Joint Repurchase Agreements:

During the six months ended June 30, 2021, certain Portfolios have transferred cash collateral received from the securities lending program to a joint account at JPMorgan, the lending agent. The joint account aggregates cash collateral received from the participating Portfolios, along with other customers of JPMorgan, in order to execute joint repurchase agreement transactions with various counterparties (the “Joint Repurchase Agreements”). As such, each Portfolio has a proportionate interest in one or more of the Joint Repurchase Agreements. The Joint Repurchase Agreements can contractually be collateralized by U.S. Government Treasury Securities, U.S. Government Agency Securities, Supranational/Non-U.S. Agency or U.S. Equity Securities and are held at a financial institution acting as a tri-party custodian. In a Joint Repurchase Agreement, the seller of the security agrees to repurchase the security at a mutually agreed upon time and price, which reflects the effective rate of return for the term of the agreement. The underlying collateral is marked to market daily to ensure that the value of the collateral pledged is equal to or greater than the agreed upon repurchase price, including accrued interest. In the event of default of the obligation to repurchase, the Portfolio has the right to cause JPMorgan to liquidate the collateral. JPMorgan shall indemnify the Portfolios against a decline in the value of the collateral below the agreed upon repurchase

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price. However, the execution of such actions may result in the delay of realization of the collateral by the Portfolios. The details of the proportionate share of the Joint Repurchase Agreements open at June 30, 2021 for the Portfolios are reflected in each Portfolio’s Portfolio of Investments. At June 30, 2021, the Joint Repurchase Agreements (on a gross basis, including other customers of JPMorgan) in which the Portfolios participated were as follows:

Citigroup Global Markets, Inc., 0.07%, dated 6/30/21, due 7/1/21, repurchase price $200,000,389, collateralized by various U.S. Government Treasury Securities, ranging from 0.125% - 3.625%, maturing 4/30/22 - 6/30/28; total market value $204,000,015.

Citigroup Global Markets, Inc., 0.07%, dated 6/30/21, due 7/1/21, repurchase price $200,000,389, collateralized by various U.S. Government Treasury Securities, ranging from 0.125% - 5.000%, maturing 4/30/22 - 2/15/42; total market value $204,000,031.

Deutsche Bank AG, 0.17%, dated 6/30/21, due 7/1/21, repurchase price $15,000,071, collateralized by various Foreign Government Agency Securities, ranging from 0.125% - 1.875%, maturing 2/12/22 - 2/15/23; total market value $15,300,600.

Deutsche Bank AG, 0.23%, dated 6/30/21, due 7/1/21, repurchase price $200,001,278, collateralized by various Common Stocks; total market value $222,245,560.

Deutsche Bank AG, 0.23%, dated 6/30/21, due 7/1/21, repurchase price $150,000,958, collateralized by various Common Stocks; total market value $166,684,170.

HSBC Bank plc, 0.10%, dated 6/30/21, due 7/1/21, repurchase price $200,000,556, collateralized by various U.S. Government Treasury Securities, ranging from 0.000% - 6.125%, maturing 7/15/21 - 2/15/50; total market value $204,082,000.

HSBC Bank plc, 0.10%, dated 6/30/21, due 7/1/21, repurchase price $250,000,694, collateralized by various U.S. Government Treasury Securities, ranging from 0.000% - 6.125%, maturing 7/15/21 - 2/15/50; total market value $255,102,500.

HSBC Bank plc, 0.10%, dated 6/30/21, due 7/1/21, repurchase price $250,000,694, collateralized by various U.S. Government Treasury Securities, ranging from 0.099% - 6.125%, maturing 8/31/21 - 2/15/50; total market value $255,102,750.

NBC Global Finance Ltd., 0.28%, dated 6/30/21, due 7/7/21, repurchase price $150,008,167, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 2.125% - 3.875%, maturing 12/31/23 - 4/15/29; total market value $166,696,004.

Nomura Securities Co. Ltd., 0.04%, dated 6/30/21, due 7/1/21, repurchase price $100,000,111, collateralized by various U.S. Government Treasury Securities, ranging from 0.000% - 1.625%, maturing 7/31/22 - 8/15/27; total market value $102,000,020.

Societe Generale SA, 0.20%, dated 6/30/21, due 7/1/21, repurchase price $150,000,833, collateralized by various Common Stocks; total market value $166,671,960.

Market, Credit and Other Risks:

A Portfolio’s investments in financial instruments expose the Portfolio to various risks such as, but not limited to, interest rate, foreign currency, foreign securities, forward settling transactions and equity risks.

Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. When nominal interest rates decline, the value of certain fixed-income securities held by a Portfolio generally rises. Conversely, when nominal interest rates rise, the value of certain fixed income securities held by a Portfolio generally decreases. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Interest rate changes can be sudden and unpredictable, and a Portfolio may lose money if these changes are not anticipated

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by Portfolio management. A Portfolio may not be able to hedge against changes in interest rates or may choose not to do so for cost or other reasons. In addition, any hedges may not work as intended. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is useful primarily as a measure of the sensitivity of a security’s market price to interest rate (i.e., yield) movements. As of June 30, 2021, interest rates are near historic lows in the United States, and below zero in other parts of the world, including certain European countries and Japan. A Portfolio is subject to greater risk of rising interest rates due to these market conditions. A significant or rapid rise in interest rates could result in losses to the Portfolio.

Many debt securities, derivatives and other financial instruments utilize the London Interbank Offered Rate (“LIBOR”) as the reference or benchmark rate for variable interest rate calculations. The publication of most LIBOR settings will be discontinued at the end of 2021, except for the overnight, 1-month, 3-month, 6-month and 12-month U.S. dollar-denominated LIBOR settings, which will continue through June 30, 2023. The Secured Overnight Financing Rate (“SOFR”) has been selected by a committee established by the Board of Governors of the Federal Reserve System and the Federal Reserve Bank of New York to replace LIBOR as a reference or benchmark rate in the United States. Other countries have undertaken similar initiatives to identify replacement reference or benchmark rates in their respective markets. However, there are obstacles to converting certain existing investments and transactions to a new reference or benchmark rate, as well as risks associated with using a new reference or benchmark rate with respect to new investments and transactions. The transition process, or a failure to transition properly, might lead to increased volatility and illiquidity in markets that currently rely on LIBOR to determine interest rates, a reduction in the values of some LIBOR-based investments, and reduced effectiveness of certain hedging strategies, which may adversely affect a Portfolio’s performance or net asset value. In addition, the alternative reference or benchmark rate may be an ineffective substitute resulting in prolonged adverse market conditions for a Portfolio.

If a Portfolio invests directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in financial derivatives that provide exposure to foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency of the Portfolio, or, in the case of hedging positions, that the Portfolio’s base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, a Portfolio’s investments in foreign currency denominated securities may reduce the Portfolio’s returns. The Portfolios are subject to off-balance sheet risk to the extent of the value of the contracts for purchase of foreign currency and in an unlimited amount for sales of foreign currency.

Foreign (non-U.S.) securities in this report are classified by the country of risk of a holding. Investments in foreign securities, including depositary receipts, involve risks not associated with investment in U.S. securities. Foreign markets may be less liquid, more volatile and subject to less government supervision and regulation than U.S. markets. Differences between U.S. and foreign legal, political and economic systems, regulatory regimes and market practices also may impact security values, and it may take more time to clear and settle trades involving foreign securities. In addition, foreign operations or holding can involve risks relating to conditions in foreign countries.

Forward settling transactions and forward foreign currency contracts involve elements of both market and credit risk in excess of the amounts reflected in the Statements of Assets and Liabilities. They are executed directly with the counterparty and not through an exchange and can be terminated only by agreement of both parties to such contracts. With respect to such transactions there is no daily margin settlement. There is also the risk that the security will not be issued or that the other party to the transaction will not meet its obligations. If this occurs, the Portfolio may lose

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both the investment opportunity for its assets if set aside to pay for the security and any gain in the security. The use of forward settling transaction may result in market risk to the Portfolios that is greater than if the Portfolios had engaged solely in transactions that settle in the customary time.

Should interest rates or indices move unexpectedly, the Portfolio may not achieve the anticipated benefits of the futures contracts and may incur a loss. The use of futures contracts involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Use of long futures contracts subjects the Portfolios to risk of loss in excess of the amounts shown on the Statements of Assets and Liabilities, up to the notional value of the futures contracts. Use of short futures contracts subjects the Portfolios to unlimited risk of loss.

The market values of the Portfolio’s investments may decline due to general market conditions which are not specifically related to a particular company or issuer, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity related investments generally have greater market price volatility than fixed income securities, although under certain market conditions fixed income securities may have comparable or greater price volatility. Credit ratings downgrades may also negatively affect securities held by a Portfolio. Even when markets perform well, there is no assurance that the investments held by a Portfolio will increase in value along with the broader market. In addition, market risk includes the risk that geopolitical events will disrupt the economy on a national or global level, and the risk that events such as natural disasters or pandemics could adversely affect the national or global economy.

A Portfolio will be exposed to credit risk to parties with whom it trades and will also bear the risk of settlement default. The Portfolio is subject to the risk that the issuer or guarantor of a fixed income security, or the counterparty to a transaction, is unable or unwilling or is perceived as unable or unwilling to make timely interest or principal payments or otherwise honor its obligations, which may cause the Portfolio’s holding to lose value. The downgrade of a security’s credit rating may decrease its value. Lower credit quality also may lead to greater volatility in the price of a security and may negatively affect a security’s liquidity. The credit quality of a security can deteriorate suddenly and rapidly.

Certain Portfolios may invest in below investment grade high-yield securities (commonly known as “junk bonds”). These securities are considered to be high risk investments. Securities rated below investment grade are speculative in nature, involve greater risk of default by the issuing entity and may be subject to greater market fluctuations than higher rated fixed income securities because such securities are generally unsecured and subordinated to other creditors’ claims. The retail secondary market for these “junk bonds” may be less liquid than that of higher rated securities and adverse economic conditions could make it difficult to sell certain securities or could result in lower prices than those used in calculating the Portfolio’s NAV.

Because certain Portfolios invest in affiliated mutual funds, unaffiliated mutual funds and ETFs, the Portfolios indirectly pay a portion of the expenses incurred by the underlying funds and ETFs. As a result, the cost of investing in the Portfolios may be higher than the cost of investing in a Portfolio that invests directly in individual securities and financial instruments. The Portfolios are also subject to certain risks related to the underlying funds’ and ETFs’ investments in securities and financial instruments (such as fixed income securities, including high yield, asset-backed and mortgage- related securities, equity securities, foreign and emerging markets securities, commodities and real estate securities) and the ability of the Portfolio to meet its investment objective will directly depend on the ability of the underlying fund or ETF to meet its investment objective. With respect to the Portfolio’s investments in ETFs, there is also the risk that an ETF’s performance may not match that of the relevant index. It is also possible that an active trading market for an ETF may not develop or be maintained, in which case the liquidity and value of the Portfolio’s investments in the ETF could be substantially and adversely affected. The extent to which the investment performance and risks

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associated with the Portfolio correlate to those of a particular underlying fund or ETF will depend upon the extent to which the Portfolio’s assets are allocated from time to time for investment in the underlying fund or ETF, which will vary.

Offsetting Assets and Liabilities:

The Portfolios may be subject to various netting arrangements with select counterparties (“Master Agreements”). Master Agreements govern the terms of certain transactions, and are intended to reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that is intended to improve legal certainty. As the Master Agreements are specific to unique operations of different asset types; they allow a Portfolio to close out and net its total exposure to counterparty in the event of a default with respect to all the transactions governed under a single Master Agreement with a counterparty. For financial reporting purposes the Statement of Assets and Liabilities generally show derivative assets and liabilities on a gross basis, which reflects the full risks and exposures prior to netting.

Note 2	Management of the Trust

The Trust, on behalf of each Portfolio, has entered into an investment advisory agreement (the “Advisory Agreement”) with EIM which provides that the Adviser is responsible for (i) providing a continuous investment program for the Portfolios; (ii) monitoring the implementation of the investment program for each Portfolio; (iii) assessing the investment objectives and policies, composition, investment style and investment process for each Portfolio; (iv) effecting transactions for each Portfolio and selecting brokers or dealers to execute such transactions; (v) developing and evaluating strategic initiatives with respect to the Portfolios; (vi) making recommendations to the Board regarding the investment programs of the Portfolios, including any changes to the investment objectives and policies of a Portfolio; (vii) coordinating and/or implementing strategic initiatives approved by the Board; and (viii) preparing and providing reports to the Board on the impact of such strategic initiatives. For its services under the Advisory Agreement, the Adviser is entitled to receive an annual fee as a percentage of average daily net assets, for each of the following Portfolios, calculated daily and payable monthly as follows:

Portfolios:	Advisory Fee
EQ/All Asset Growth Allocation	0.100% of average daily net assets

	(as a percentage of average daily net assets)
Portfolios:	First $750 Million	Next $750 Million	Next $1 Billion	Next $2.5 Billion	Thereafter
1290 VT DoubleLine Dynamic Allocation	0.750%	0.700%	0.675%	0.650%	0.625%
1290 VT DoubleLine Opportunistic Bond	0.600	0.575	0.550	0.530	0.520
1290 VT Equity Income	0.750	0.700	0.675	0.650	0.625
1290 VT GAMCO Mergers & Acquisitions	0.900	0.850	0.825	0.800	0.775
1290 VT GAMCO Small Company Value	0.750	0.700	0.675	0.650	0.625
1290 VT High Yield Bond	0.600	0.580	0.560	0.540	0.530
1290 VT Micro Cap	0.850	0.800	0.775	0.750	0.725
1290 VT Moderate Growth Allocation	0.700	0.650	0.625	0.600	0.575
1290 VT Small Cap Value	0.800	0.750	0.725	0.700	0.675
1290 VT SmartBeta Equity	0.700	0.650	0.625	0.600	0.575
EQ/AB Dynamic Aggressive Growth	0.750	0.700	0.675	0.650	0.625
EQ/AB Dynamic Growth	0.750	0.700	0.675	0.650	0.625
EQ/AB Dynamic Moderate Growth	0.750	0.700	0.675	0.650	0.625
EQ/AB Short Duration Government Bond	0.450	0.430	0.410	0.390	0.380
EQ/AB Small Cap Growth	0.550	0.500	0.475	0.450	0.425
EQ/American Century Mid Cap Value	0.900	0.850	0.825	0.800	0.775

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NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2021 (Unaudited)

	(as a percentage of average daily net assets)
Portfolios:	First $750 Million	Next $750 Million	Next $1 Billion	Next $2.5 Billion	Thereafter
EQ/American Century Moderate Growth Allocation	0.800%	0.750%	0.725%	0.700%	0.675%
EQ/AXA Investment Managers Moderate Allocation	0.800	0.750	0.725	0.700	0.675
EQ/Capital Group Research	0.650	0.600	0.575	0.550	0.525
EQ/ClearBridge Large Cap Growth	0.650	0.600	0.575	0.550	0.525
EQ/ClearBridge Select Equity Managed Volatility	0.700	0.665	0.635	0.610	0.560
EQ/Emerging Markets Equity PLUS	0.700	0.650	0.625	0.600	0.575
EQ/Fidelity Institutional AM® Large Cap	0.540	0.500	0.475	0.450	0.425
EQ/First Trust Moderate Growth Allocation	0.800	0.750	0.725	0.700	0.675
EQ/Franklin Growth Allocation	0.800	0.750	0.725	0.700	0.675
EQ/Franklin Moderate Allocation	0.800	0.750	0.725	0.700	0.675
EQ/Franklin Rising Dividends	0.600	0.550	0.510	0.490	0.475
EQ/Franklin Small Cap Value Managed Volatility	0.700	0.665	0.635	0.610	0.560
EQ/Franklin Strategic Income	0.590	0.490	0.440	0.430	0.370
EQ/Global Equity Managed Volatility	0.740	0.720	0.690	0.665	0.615
EQ/Goldman Sachs Growth Allocation	0.800	0.750	0.725	0.700	0.675
EQ/Goldman Sachs Mid Cap Value	0.770	0.750	0.725	0.680	0.670
EQ/Goldman Sachs Moderate Growth Allocation	0.800	0.750	0.725	0.700	0.675
EQ/International Core Managed Volatility	0.600	0.575	0.550	0.525	0.475
EQ/International Value Managed Volatility	0.600	0.575	0.550	0.525	0.475
EQ/Invesco Comstock	0.650	0.600	0.575	0.550	0.525
EQ/Invesco Global	0.850	0.800	0.775	0.750	0.725
EQ/Invesco Global Real Assets	0.735	0.700	0.675	0.650	0.625
EQ/Invesco International Growth	0.710	0.700	0.675	0.650	0.625
EQ/Invesco Moderate Allocation	0.800	0.750	0.725	0.700	0.675
EQ/Invesco Moderate Growth Allocation	0.800	0.750	0.725	0.700	0.675
EQ/Janus Enterprise	0.700	0.650	0.625	0.600	0.575
EQ/JPMorgan Growth Allocation	0.800	0.750	0.725	0.700	0.675
EQ/JPMorgan Value Opportunities	0.600	0.550	0.525	0.500	0.475
EQ/Large Cap Core Managed Volatility	0.500	0.475	0.450	0.425	0.375
EQ/Large Cap Growth Managed Volatility	0.500	0.475	0.450	0.425	0.375
EQ/Large Cap Value Managed Volatility	0.500	0.475	0.450	0.425	0.375
EQ/Lazard Emerging Markets Equity	1.000	0.950	0.925	0.900	0.875
EQ/Loomis Sayles Growth	0.750	0.700	0.675	0.650	0.625
EQ/MFS International Growth	0.850	0.800	0.775	0.750	0.725
EQ/MFS International Intrinsic Value	0.860	0.820	0.700	0.700	0.700
EQ/MFS Mid Cap Focused Growth	0.850	0.800	0.775	0.750	0.725
EQ/MFS Technology	0.750	0.700	0.675	0.650	0.625
EQ/MFS Utilities Series	0.730	0.700	0.670	0.650	0.625
EQ/Mid Cap Value Managed Volatility	0.550	0.525	0.500	0.475	0.425
EQ/Money Market	0.350	0.325	0.280	0.270	0.250
EQ/Morgan Stanley Small Cap Growth	0.800	0.750	0.725	0.700	0.675
EQ/PIMCO Global Real Return	0.600	0.575	0.550	0.530	0.520
EQ/PIMCO Real Return	0.500	0.475	0.450	0.430	0.420

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NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2021 (Unaudited)

	(as a percentage of average daily net assets)
Portfolios:	First $750 Million	Next $750 Million	Next $1 Billion	Next $2.5 Billion	Thereafter
EQ/PIMCO Total Return	0.500%	0.475%	0.450%	0.430%	0.420%
EQ/PIMCO Ultra Short Bond	0.500	0.475	0.450	0.430	0.420
EQ/Quality Bond PLUS	0.400	0.380	0.360	0.340	0.330
EQ/T. Rowe Price Growth Stock	0.750	0.700	0.675	0.650	0.625
EQ/T. Rowe Price Health Sciences	0.950	0.900	0.875	0.850	0.825
EQ/Value Equity	0.560	0.540	0.520	0.500	0.475
EQ/Wellington Energy	0.850	0.800	0.775	0.750	0.725
Multimanager Aggressive Equity	0.580	0.550	0.525	0.500	0.475
Multimanager Core Bond	0.550	0.530	0.510	0.490	0.480
Multimanager Technology	0.950	0.900	0.875	0.850	0.825

	(as a percentage of average daily net assets)
Portfolios:	First $2 Billion	Next $2 Billion	Next $2 Billion	Next $3 Billion	Thereafter
ATM International Managed Volatility	0.450%	0.425%	0.400%	0.375%	0.350%
ATM Large Cap Managed Volatility	0.450	0.425	0.400	0.375	0.350
ATM Mid Cap Managed Volatility	0.450	0.425	0.400	0.375	0.350
ATM Small Cap Managed Volatility	0.450	0.425	0.400	0.375	0.350
EQ/500 Managed Volatility	0.450	0.425	0.400	0.375	0.350
EQ/400 Managed Volatility	0.450	0.425	0.400	0.375	0.350
EQ/2000 Managed Volatility	0.450	0.425	0.400	0.375	0.350
EQ/lnternational Managed Volatility	0.450	0.425	0.400	0.375	0.350
EQ/Aggressive Growth Strategy	0.1000	0.0925	0.0900	0.0875	0.0850
EQ/Balanced Strategy	0.1000	0.0925	0.0900	0.0875	0.0850
EQ/Conservative Growth Strategy	0.1000	0.0925	0.0900	0.0875	0.0850
EQ/Conservative Strategy	0.1000	0.0925	0.0900	0.0875	0.0850
EQ/Growth Strategy	0.1000	0.0925	0.0900	0.0875	0.0850
EQ/Moderate Growth Strategy	0.1000	0.0925	0.0900	0.0875	0.0850
EQ/Ultra Conservative Strategy	0.1000	0.0925	0.0900	0.0875	0.0850

	(as a percentage of average daily net assets)
Portfolios:	First $2 Billion	Next $4 Billion	Thereafter
1290 VT Convertible Securities	0.500%	0.450%	0.425%
1290 VT Low Volatility Global Equity	0.500	0.450	0.425
1290 VT Multi-Alternative Strategies	0.500	0.450	0.425
1290 VT Natural Resources	0.500	0.450	0.425
1290 VT Real Estate	0.500	0.450	0.425
1290 VT Socially Responsible	0.500	0.450	0.425
EQ/Common Stock Index	0.350	0.300	0.275
EQ/Core Bond Index	0.350	0.300	0.275
EQ/Equity 500 Index	0.250	0.200	0.175
EQ/Intermediate Government Bond	0.350	0.300	0.275
EQ/International Equity Index	0.400	0.350	0.325
EQ/Large Cap Growth Index	0.350	0.300	0.275
EQ/Large Cap Value Index	0.350	0.300	0.275
EQ/Mid Cap Index	0.350	0.300	0.275
EQ/Small Company Index	0.250	0.200	0.175

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NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2021 (Unaudited)

Prior to February 1, 2021 the following Portfolio’s advisory fee rates were as follows:

	(as a percentage of average daily net assets)
Portfolio:	First $750 Million	Next $750 Million	Next $1 Billion	Next $2.5 Billion	Thereafter
EQ/Value Equity	0.600%	0.550%	0.525%	0.500%	0.475%

Prior to June 23, 2021 the following Portfolio’s advisory fee rates were as follows:

	(as a percentage of average daily net assets)
Portfolio:	First $750 Million	Next $750 Million	Next $1 Billion	Next $2.5 Billion	Thereafter
1290 VT Convertible Securities	0.700%	0.680%	0.660%	0.640%	0.630%

With the exception of the EQ/All Asset Growth Allocation Portfolio, ETF Portfolios, and Strategic Allocation Series Portfolios, the Adviser has entered into an investment advisory agreement (“Sub-Advisory Agreements”) with each of the Sub-Advisers with respect to the Trust’s Portfolios. Each of the Sub-Advisory Agreements obligates the Sub-Advisers for the respective Portfolios to: (i) continuously furnish investment programs for the Portfolios; (ii) place all orders for the purchase and sale of investments for the Portfolios with brokers or dealers selected by the Adviser or the respective Sub-Advisers; and (iii) perform certain limited related administrative functions in connection therewith. The Adviser pays the expenses of investment sub-advisory services provided to the Portfolios, including the fees of the Sub-Advisers.

Indemnification of Trustees and Officers:

Under the Trust’s organizational documents, the Trust’s officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with vendors and others that may provide for general indemnifications. A Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio. However, based on experience, the Trust and management expect the risk of loss to be remote.

Compensation of Officers:

Each officer of the Trust is an employee of Equitable Financial, EIM and/or Equitable Distributors, LLC (“Equitable Distributors” or the “Distributor”). No officer of the Trust, other than the Chief Compliance Officer, receives compensation paid by the Trust. During the six months ended June 30, 2021, the three trusts in the complex reimbursed EIM for $216,000 of the Chief Compliance Officer’s compensation, including $186,399 reimbursed by the Trust.

Note 3	Administrative Fees

EIM serves as Administrator to the Trust. As Administrator, EIM provides the Trust with necessary administrative, fund accounting, and compliance services. In addition, EIM makes available the office space, equipment, personnel and facilities required to provide such services to the Trust. EIM may carry out its responsibilities either directly or through sub-contracting with third party providers. For these services, the Trust pays EIM an annual fee payable monthly as follows:

Each of the 1290 VT Moderate Growth Allocation Portfolio, EQ/AB Dynamic Aggressive Growth Portfolio, EQ/AB Dynamic Growth Portfolio, EQ/AB Dynamic Moderate Growth Portfolio, EQ/AB Small Cap Growth Portfolio, EQ/American Century Moderate Growth Allocation Portfolio, EQ/AXA Investment Managers Moderate Allocation Portfolio, EQ/First Trust Moderate Growth Allocation Portfolio, EQ/Goldman Sachs Growth Allocation Portfolio, EQ/Goldman Sachs Moderate Growth Allocation Portfolio, EQ/Invesco Moderate Allocation Portfolio, EQ/Invesco Moderate Growth Allocation Portfolio, EQ/JPMorgan Growth Allocation Portfolio, EQ/Franklin Growth Allocation Portfolio, EQ/Franklin Moderate Allocation Portfolio, the Tactical Portfolios, the Multiadviser

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NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2021 (Unaudited)

Portfolios, the EQ/All Asset Growth Allocation Portfolio, Strategic Allocation Series Portfolios, together with each series of the EQ Premier VIP Trust, a separate registered investment company managed by EIM, each pay the greater of $32,500 per Portfolio, or the Portfolio’s proportionate share of an asset-based administration fee based on aggregate average daily net assets of the above mentioned Portfolios (“Administration Group 1”):

0.140% on the first $60 billion

0.110% on the next $20 billion

0.0875% on the next $20 billion

0.0775% on assets thereafter

All other Portfolios each pay the greater of $30,000 per Portfolio or the Portfolio’s proportionate share of an asset-based administration fee based on aggregate average daily net assets of such Portfolios (“Administration Group 2”) as follows:

0.100% on the first $30 billion

0.0975% on the next $10 billion

0.0950% on the next $5 billion

0.0775% on assets thereafter

Prior to June 23, 2021, 1290 VT Convertible Securities Portfolio was included in Administration Group 1.

Pursuant to a sub-administration arrangement with EIM, the Sub-Administrator assists the Administrator in providing the Trust with certain administrative services, including portfolio compliance and portfolio accounting support services, subject to the supervision of EIM.

Note 4	Custody Fees

The Trust has entered into a custody agreement (the “Custody Agreement”) with JPMorgan Chase Bank, N.A. (in this capacity, the “Custodian”). The Custody Agreement provides for an annual fee based on the amount of assets under custody plus transaction charges. The Custodian serves as custodian of the Trust’s Portfolio securities and other assets. Under the terms of the Custody Agreement between the Trust and the Custodian, the Custodian maintains and deposits in each Portfolio’s account, cash, securities and other assets of the Portfolios. The Custodian is also required, upon the order of the Trust, to deliver securities held by the Custodian, and to make payments for securities purchased by the Trust. The Custodian has also entered into sub-custodian agreements with a number of foreign banks and clearing agencies, pursuant to which portfolio securities purchased outside the United States are maintained in the custody of these entities. As of June 30, 2021, certain of the Portfolios maintain significant cash balances with the Custodian or its affiliates. These balances are presented as cash on each Portfolio’s Statement of Assets and Liabilities.

Note 5	Distribution Plans

The Trust, on behalf of each Portfolio, has entered into distribution agreements with Equitable Distributors, LLC, an indirect wholly-owned subsidiary of Equitable Financial and an affiliate of EIM, pursuant to which the Distributor serves as the principal underwriter of the Class IA, Class IB and Class K shares of the Trust. The Trust has adopted in the manner prescribed under Rule 12b-1 under the 1940 Act a plan of distribution pertaining to each of Class IA and Class IB shares of the Trust (“Distribution Plans”). The Distribution Plans provide that the Distributor will be entitled to receive a maximum distribution fee at the annual rate of 0.25% of the average daily net assets attributable to the Trust’s Class IA and Class IB shares for which it provides service.

Note 6	Expense Limitation

EIM has contractually agreed to limit the expenses of certain Portfolios (exclusive of taxes, interest, brokerage commissions, capitalized expenses, acquired fund fees and expenses (with respect to certain Portfolios) and extraordinary expenses) through April 30, 2022 (unless the Board consents to an earlier revision or termination of this arrangement) (“Expense Limitation Agreement”),

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EQ ADVISORS TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2021 (Unaudited)

pursuant to which EIM has agreed to waive or limit its fees and to assume other expenses so that the total annual operating expenses do not exceed the following annual rates:

	Maximum Annual Operating Expense Limit
Portfolios:	Class IA+		Class IB+		Class K
EQ/All Asset Growth Allocation	1.25	%*	1.25	%*	1.00	%*
EQ/Ultra Conservative Strategy	0.95	*	0.95	*	0.70	*
EQ/Conservative Strategy	0.95	*	0.95	*	0.70	*
EQ/Conservative Growth Strategy	1.00	*	1.00	*	0.75	*
EQ/Balanced Strategy	1.05	*	1.05	*	0.80	*
EQ/Moderate Growth Strategy	1.10	*	1.10	*	0.85	*
EQ/Growth Strategy	1.10	*	1.10	*	0.85	*
EQ/Aggressive Growth Strategy	N/A		1.15	*	0.90	*
1290 VT Low Volatility Global Equity	N/A		0.90	*	0.65	*
1290 VT Moderate Growth Allocation	N/A		1.10	*	0.85	*
1290 VT Multi-Alternative Strategies	N/A		1.65	*	1.40	*
1290 VT Convertible Securities	N/A		0.90		0.65
1290 VT DoubleLine Dynamic Allocation	N/A		1.20	*	0.95	*
1290 VT DoubleLine Opportunistic Bond	N/A		0.95	*	0.70	*
1290 VT Equity Income	0.95		0.95		0.70
1290 VT GAMCO Mergers & Acquisitions	1.25		1.25		1.00
1290 VT GAMCO Small Company Value	1.10		1.10		0.85
1290 VT High Yield Bond	N/A		1.00		0.75
1290 VT Micro Cap	N/A		1.15		0.90
1290 VT Natural Resources	N/A		0.90	*	0.65	*
1290 VT Real Estate	N/A		0.90		0.65
1290 VT Small Cap Value	N/A		1.15		0.90
1290 VT SmartBeta Equity	N/A		1.10		0.85
1290 VT Socially Responsible	1.15		1.15		0.90
ATM Large Cap Managed Volatility	0.85		0.85		0.60
ATM Mid Cap Managed Volatility	0.85		0.85		0.60
ATM Small Cap Managed Volatility	0.85		0.85		0.60
ATM International Managed Volatility	N/A		0.90		0.65
EQ/500 Managed Volatility	0.85		0.85		0.60
EQ/400 Managed Volatility	0.85		0.85		0.60
EQ/2000 Managed Volatility	0.85		0.85		0.60
EQ/International Managed Volatility	N/A		0.90		0.65
EQ/AB Dynamic Aggressive Growth	N/A		1.20	*	0.95	*
EQ/AB Dynamic Growth	N/A		1.20	*	0.95	*
EQ/AB Dynamic Moderate Growth	1.20	*	1.20	*	0.95	*
EQ/AB Short Duration Government Bond	0.80		0.80		0.55
EQ/AB Small Cap Growth	1.00		1.00		0.75
EQ/American Century Mid Cap Value	N/A		1.00	*	0.75	*
EQ/American Century Moderate Growth Allocation	N/A		1.20	*	0.95	*
EQ/AXA Investment Managers Moderate Allocation	N/A		1.20	*	0.95	*
EQ/Capital Group Research	0.97		0.97		0.72
EQ/ClearBridge Large Cap Growth	1.00		1.00		0.75
EQ/Clearbridge Select Equity Managed Volatility	1.05		1.05		0.80
EQ/Common Stock Index	0.68		0.68		0.43
EQ/Core Bond Index	0.65		0.65		0.40
EQ/Emerging Markets Equity PLUS	N/A		1.20		0.95
EQ/Equity 500 Index	0.55		0.55		0.30
EQ/Fidelity Institutional AM® Large Cap	N/A		0.87	*	0.62	*
EQ/First Trust Moderate Growth Allocation	N/A		1.20	*	0.95	*

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NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2021 (Unaudited)

	Maximum Annual Operating Expense Limit
Portfolios:	Class IA+		Class IB+		Class K
EQ/Franklin Growth Allocation	N/A		1.20	% *	0.95	% *
EQ/Franklin Moderate Allocation	N/A		1.20	*	0.95	*
EQ/Franklin Rising Dividends	N/A		0.87	*	0.62	*
EQ/Franklin Small Cap Value Managed Volatility	1.05%		1.05		0.80
EQ/Franklin Strategic Income	N/A		0.93	*	0.68	*
EQ/Global Equity Managed Volatility	1.10		1.10		0.85
EQ/Goldman Sachs Growth Allocation	N/A		1.20	*	0.95	*
EQ/Goldman Sachs Mid Cap Value	N/A		1.09	*	0.84	*
EQ/Goldman Sachs Moderate Growth Allocation	N/A		1.20	*	0.95	*
EQ/Intermediate Government Bond	0.65		0.65		0.40
EQ/International Core Managed Volatility	1.05		1.05		0.80
EQ/International Equity Index	0.79	*	0.79	*	0.54	*
EQ/International Value Managed Volatility	1.05		1.05		0.80
EQ/Invesco Comstock	1.00		1.00		0.75
EQ/Invesco Global	1.15		1.15		0.90
EQ/Invesco Global Real Assets	N/A		1.20	*	0.95	*
EQ/Invesco International Growth	N/A		1.15	*	0.90	*
EQ/Invesco Moderate Allocation	N/A		1.20	*	0.95	*
EQ/Invesco Moderate Growth Allocation	N/A		1.20	*	0.95	*
EQ/Janus Enterprise	1.05		1.05		0.80
EQ/JPMorgan Growth Allocation	N/A		1.20	*	0.95	*
EQ/JPMorgan Value Opportunities	1.00		1.00		0.75
EQ/Large Cap Core Managed Volatility	0.90		0.90		0.65
EQ/Large Cap Growth Managed Volatility	0.90		0.90		0.65
EQ/Large Cap Value Managed Volatility	0.90		0.90		0.65
EQ/Lazard Emerging Markets Equity	N/A		1.35	*	1.10	*
EQ/Loomis Sayles Growth	1.05		1.05		0.80
EQ/MFS International Growth	1.10		1.10		0.85
EQ/MFS International Intrinsic Value	N/A		1.15	*	0.90	*
EQ/MFS Mid Cap Focused Growth	N/A		1.10	*	0.85	*
EQ/MFS Technology	N/A		1.14	*	0.89	*
EQ/MFS Utilities Series	N/A		1.05	*	0.80	*
EQ/Mid Cap Value Managed Volatility	1.00		1.00		0.75
EQ/Morgan Stanley Small Cap Growth	N/A		1.15		0.90
EQ/PIMCO Global Real Return	N/A		0.90		0.65
EQ/PIMCO Real Return	N/A		0.75	*	0.50	*
EQ/PIMCO Total Return	N/A		0.75	*	0.50	*
EQ/PIMCO Ultra Short Bond	0.80		0.80		0.55
EQ/Quality Bond PLUS	0.85		0.85		0.60
EQ/T. Rowe Price Growth Stock	1.00		1.00		0.75
EQ/T. Rowe Price Health Sciences	N/A		1.20	*	0.95	*
EQ/Value Equity	0.95		0.95		0.70
EQ/Wellington Energy	N/A		1.19	*	0.94	*
Multimanager Aggressive Equity	1.00		1.00		0.75
Multimanager Core Bond	0.90		0.90		0.65
Multimanager Technology	1.18		1.18		0.93

*	For purposes of calculating the Maximum Annual Operating Expense Limit, Acquired Fund Fees and Expenses are included in Portfolio Operating Expenses.
+	Includes amounts payable pursuant to Rule 12b-1 under the 1940 Act.
N/A	This class of shares of the Portfolio either is not registered or is registered but not currently offered for sale.

1439

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NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2021 (Unaudited)

Prior to January 1, 2021, EIM had agreed to make payments or waive its management, administrative and other fees so that the annual operating expenses of the EQ/MFS International Growth Portfolio (other than interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, capitalized expenses, acquired fund fees and expenses, and extraordinary expenses not incurred in the ordinary course of the Portfolio’s business), did not exceed the following annualized rates:

	Maximum Annual Operating Expense Limit
Portfolio:	Class IA+	Class IB+	Class K
EQ/MFS International Growth	1.15%	1.15%	0.90%

+	Includes amounts payable pursuant to Rule 12b-1 under the 1940 Act.

Prior to June 18, 2021, EIM had agreed to make payments or waive its management, administrative and other fees so that the annual operating expenses of the 1290 VT Natural Resources Portfolio (other than interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, capitalized expenses, acquired fund fees and expenses, and extraordinary expenses not incurred in the ordinary course of the Portfolio’s business), exceed the following annualized rates:

	Maximum Annual Operating Expense Limit
Portfolio:	Class IA+	Class IB+	Class K
1290 VT Natural Resources	N/A	0.90%	0.65%

+	Includes amounts payable pursuant to Rule 12b-1 under the 1940 Act.

Prior to June 23, 2021, EIM had agreed to make payments or waive its management, administrative and other fees so that the annual operating expenses of the 1290 VT Convertible Securities Portfolio (other than interest, taxes, brokerage commissions, capitalized expenses, dividend and interest expenses on securities sold short, and extraordinary expenses not incurred in the ordinary course of the Portfolio’s business), did not exceed the following annualized rates:

Maximum Annual Operating Expense Limit
Portfolio:	Class IA+	Class IB+	Class K
1290 VT Convertible Securities	N/A	1.15%*	0.90%*

*	For purposes of calculating the Maximum Annual Operating Expense Limit, Acquired Fund Fees and Expenses are included in Portfolio Operating Expenses.
+	Includes amounts payable pursuant to Rule 12b-1 under the 1940 Act.
N/A	This class of shares of the Portfolio either is not registered or is registered but not currently offered for sale.

EIM first waives its management fees, then waives its administration fees, and then reimburses the Portfolio’s expenses out of its own resources. Each Portfolio may at a later date reimburse EIM for management fees waived or other expenses assumed and paid for by EIM pursuant to the Expense Limitation Agreement within three years of payments or waivers being recorded, provided such Portfolio has reached a sufficient asset size to permit such reimbursement to be made without causing the total annual expense ratio of each Portfolio to exceed the percentage limits mentioned above for the respective period. Consequently, no reimbursement by a Portfolio will be made unless the Portfolio’s total annual expense ratio is less than the respective percentages stated above for the respective period. Any reimbursement will be based on the earliest fees waived or assumed by EIM.

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June 30, 2021 (Unaudited)

Reimbursements during the period are presented as Recoupment Fees in the Statement of Operations. During the six months ended June 30, 2021, the following Portfolios incurred Recoupment Fees:

Portfolios:	Recoupment Fees
EQ/All Asset Growth Allocation	$33,540
EQ/Ultra Conservative Strategy	22,992
EQ/Conservative Strategy	46,256
1290 VT SmartBeta Equity	4,382
ATM Small Cap Managed Volatility	36,165
EQ/400 Managed Volatility	14,600
EQ/AB Dynamic Growth	673
EQ/Common Stock Index	73,419
EQ/Invesco Global Real Assets	14,698
EQ/Invesco International Growth	15,471
EQ/Janus Enterprise	31,111

$293,307

At June 30, 2021, under the Expense Limitation Agreement, the amount eligible for potential recoupment from each Portfolio, and its respective expiration year, is as follows:

Portfolios:	2023	2024	Total Eligible For Recoupment
EQ/Conservative Strategy	$10,055	$—	$10,055
1290 VT Low Volatility Global Equity	71,183	47,380	118,563
1290 VT Moderate Growth Allocation	48,374	43,946	92,320
1290 VT Multi-Alternative Strategies	51,043	21,613	72,656
1290 VT Convertible Securities	69,915	65,943	135,858
1290 VT DoubleLine Dynamic Allocation	39,568	21,536	61,104
1290 VT DoubleLine Opportunistic Bond	144,446	117,955	262,401
1290 VT Equity Income	445,267	491,732	936,999
1290 VT GAMCO Mergers & Acquisitions	31,231	58,755	89,986
1290 VT High Yield Bond	88,513	59,930	148,443
1290 VT Micro Cap	183,391	183,715	367,106
1290 VT Natural Resources	89,186	50,695	139,881
1290 VT Real Estate	112,277	66,440	178,717
1290 VT Small Cap Value	183,230	137,546	320,776
1290 VT SmartBeta Equity	64,671	2,385	67,056
ATM Mid Cap Managed Volatility	53,007	42,769	95,776
ATM Small Cap Managed Volatility	227	—	227
EQ/AB Dynamic Aggressive Growth	77,483	94,245	171,728
EQ/AB Short Duration Government Bond	60,109	14,445	74,554
EQ/American Century Mid Cap Value	766,842	803,688	1,570,530
EQ/American Century Moderate Growth Allocation	60,293	55,022	115,315
EQ/AXA Investment Managers Moderate Allocation	54,709	51,545	106,254
EQ/Capital Group Research	169,450	153,291	322,741
EQ/ClearBridge Large Cap Growth	35,372	56,103	91,475
EQ/ClearBridge Select Equity Managed Volatility	113,659	103,079	216,738
EQ/Common Stock Index	—	5,798	5,798
EQ/Core Bond Index	405,875	659,689	1,065,564
EQ/Emerging Markets Equity PLUS	73,503	32,874	106,377
EQ/Equity 500 Index	393,382	571,775	965,157

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June 30, 2021 (Unaudited)

Portfolios:	2023	2024	Total Eligible For Recoupment
EQ/Fidelity Institutional AM® Large Cap	$233,598	$171,045	$404,643
EQ/First Trust Moderate Growth Allocation	60,771	56,813	117,584
EQ/Franklin Growth Allocation	58,104	53,424	111,528
EQ/Franklin Moderate Allocation	73,050	53,007	126,057
EQ/Franklin Rising Dividends	132,668	135,307	267,975
EQ/Franklin Small Cap Value Managed Volatility	82,732	155,900	238,632
EQ/Franklin Strategic Income	123,224	101,923	225,147
EQ/Global Equity Managed Volatility	557,277	389,893	947,170
EQ/Goldman Sachs Growth Allocation	74,636	69,593	144,229
EQ/Goldman Sachs Mid Cap Value	66,826	63,909	130,735
EQ/Goldman Sachs Moderate Growth Allocation	128,510	29,107	157,617
EQ/Intermediate Government Bond	367,371	600,036	967,407
EQ/International Equity Index	88,420	59,664	148,084
EQ/Invesco Comstock	57,413	55,614	113,027
EQ/Invesco Global	188,677	188,125	376,802
EQ/Invesco Global Real Assets	12,200	—	12,200
EQ/Invesco Moderate Allocation	81,781	51,429	133,210
EQ/Invesco Moderate Growth Allocation	73,076	51,895	124,971
EQ/JPMorgan Growth Allocation	83,208	74,350	157,558
EQ/Lazard Emerging Markets Equity	194,130	246,595	440,725
EQ/Loomis Sayles Growth	279,474	260,194	539,668
EQ/MFS International Growth	421,201	733,688	1,154,889
EQ/MFS International Intrinsic Value	428,573	405,311	833,884
EQ/MFS Mid Cap Focused Growth	282,065	266,386	548,451
EQ/MFS Utilities Series	125,251	103,758	229,009
EQ/Morgan Stanley Small Cap Growth	230,097	198,900	428,997
EQ/PIMCO Global Real Return	135,057	131,654	266,711
EQ/PIMCO Real Return	157,024	139,216	296,240
EQ/PIMCO Total Return	297,275	278,008	575,283
EQ/PIMCO Ultra Short Bond	478,065	411,159	889,224
EQ/T. Rowe Price Growth Stock	809,417	791,591	1,601,008
EQ/T. Rowe Price Health Sciences	172,362	171,599	343,961
EQ/Wellington Energy	72,601	55,797	128,398
Multimanager Core Bond	487,265	408,440	895,705
Multimanager Technology	1,147,346	1,187,496	2,334,842

During the six months ended June 30, 2021, EIM voluntarily waived fees for certain Portfolios. These amounts are included in voluntary waiver from investment adviser on the Statement of Operations for each Portfolio and are not eligible for recoupment.

During the six months ended June 30, 2021, the Distributor voluntarily waived $1,978,587 of distribution fees for the EQ/Money Market Portfolio’s Class IA and Class IB shares. This amount is not eligible for recoupment.

Note 7	Percentage of Ownership by Affiliates

The following table shows the percentage of ownership in net assets of the Portfolios listed held by Equitable Financial at June 30, 2021:

Portfolios:	Percentage of Ownership
1290 VT Multi-Alternative Strategies	81%
1290 VT Convertible Securities	37
EQ/AXA Investment Managers Moderate Allocation	32

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June 30, 2021 (Unaudited)

Shares of the Portfolios may be held as underlying investments by EQ/All Asset Growth Allocation Portfolio, the Strategic Allocation Series Portfolios of the Trust, and certain series of EQ Premier VIP Trust (“VIP Trust”). The following tables show the percentage of ownership in net assets of the Portfolios listed held by EQ/All Asset Growth Allocation Portfolio, the Strategic Allocation Series Portfolios, and certain series of VIP Trust at June 30, 2021.

Portfolios:	EQ/All Asset Growth Allocation
1290 VT Low Volatility Global Equity	75.85%
1290 VT Convertible Securities	2.33
1290 VT DoubleLine Opportunistic Bond	1.86
1290 VT Equity Income	1.72
1290 VT GAMCO Mergers & Acquisitions	12.78
1290 VT GAMCO Small Company Value	0.87
1290 VT High Yield Bond	6.26
1290 VT Natural Resources	39.16
1290 VT Real Estate	4.57
EQ/AB Small Cap Growth	1.71
EQ/Emerging Markets Equity PLUS	9.25
EQ/Intermediate Government Bond	0.05
EQ/International Equity Index	0.69
EQ/Invesco Comstock	7.74
EQ/Janus Enterprise	0.19
EQ/JPMorgan Value Opportunities	2.35
EQ/Loomis Sayles Growth	3.07
EQ/MFS International Growth	2.70
EQ/PIMCO Global Real Return	15.32
EQ/PIMCO Ultra Short Bond	0.77
EQ/T. Rowe Price Growth Stock	1.04
EQ/Value Equity	0.99

Portfolios:	EQ/Ultra Conservative Strategy	EQ/Conservative Strategy	EQ/Conservative Growth Strategy	EQ/Balanced Strategy	EQ/Moderate Growth Strategy	EQ/Growth Strategy	EQ/Aggressive Growth Strategy
EQ/500 Managed Volatility	0.52%	1.06%	3.83%	13.22%	26.64%	24.59%	27.87%
EQ/400 Managed Volatility	0.31	0.53	1.88	6.28	14.78	13.62	15.73
EQ/2000 Managed Volatility	0.51	0.95	3.40	11.52	23.80	22.07	24.73
EQ/International Managed Volatility	0.53	1.05	3.78	13.14	26.05	23.92	27.08
EQ/AB Short Duration Government Bond	—	5.31	7.10	16.38	21.80	12.77	7.86

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June 30, 2021 (Unaudited)

Portfolios:	EQ/Ultra Conservative Strategy	EQ/Conservative Strategy	EQ/Conservative Growth Strategy	EQ/Balanced Strategy	EQ/Moderate Growth Strategy	EQ/Growth Strategy	EQ/Aggressive Growth Strategy
EQ/Core Bond Index	—%	3.71%	5.05%	11.50%	15.61%	9.08%	5.75%
EQ/Intermediate Government Bond	9.85	3.95	5.41	12.35	16.49	9.72	6.38

Portfolios:	EQ/Conservative Allocation	EQ/Conservative- Plus Allocation	EQ/Moderate Allocation	EQ/Moderate- Plus Allocation	EQ/Aggressive Allocation
1290 VT DoubleLine Opportunistic Bond	9.55%	7.77%	38.97%	28.75%	3.59%
1290 VT Equity Income	1.19	2.21	15.83	27.56	15.14
1290 VT GAMCO Small Company Value	0.05	0.19	2.00	4.36	2.43
1290 VT High Yield Bond	6.10	5.15	25.83	19.07	2.36
1290 VT Micro Cap	1.02	2.59	25.19	46.44	20.70
1290 VT Small Cap Value	—	1.36	13.16	26.02	9.27
ATM Large Cap Managed Volatility	2.17	3.91	26.19	43.93	23.80
ATM Mid Cap Managed Volatility	6.23	10.25	30.92	33.94	18.65
ATM Small Cap Managed Volatility	0.46	2.27	23.55	49.63	24.09
ATM International Managed Volatility	0.93	2.84	27.43	45.44	23.37
EQ/AB Small Cap Growth	0.14	0.59	5.56	12.41	5.52
EQ/American Century Mid Cap Value	0.59	1.09	4.49	4.56	1.93
EQ/Core Bond Index	2.55	2.12	10.58	8.23	1.00
EQ/Franklin Small Cap Value Managed Volatility	—	1.19	13.59	28.23	14.13
EQ/Global Equity Managed Volatility	0.25	0.76	7.35	12.85	7.17
EQ/Intermediate Government Bond	3.16	2.61	13.43	10.16	1.27
EQ/International Core Managed Volatility	0.24	0.73	7.11	11.63	5.55
EQ/International Equity Index	0.04	0.11	0.61	0.45	0.44
EQ/International Value Managed Volatility	0.44	1.25	12.81	17.33	9.27
EQ/Janus Enterprise	0.45	0.80	2.34	2.89	1.11
EQ/JPMorgan Value Opportunities	0.77	1.44	10.19	18.50	8.55
EQ/Large Cap Core Managed Volatility	0.61	1.15	7.76	14.63	7.92

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June 30, 2021 (Unaudited)

Portfolios:	EQ/Conservative Allocation	EQ/Conservative- Plus Allocation	EQ/Moderate Allocation	EQ/Moderate- Plus Allocation	EQ/Aggressive Allocation
EQ/Large Cap Growth Index	0.08%	0.13%	0.56%	0.99%	0.42%
EQ/Large Cap Growth Managed Volatility	0.18	0.34	2.21	3.47	2.30
EQ/Large Cap Value Managed Volatility	0.20	0.42	2.98	5.54	3.27
EQ/Loomis Sayles Growth	0.76	1.31	8.74	14.98	9.17
EQ/MFS International Growth	0.47	1.44	14.25	24.81	13.49
EQ/Morgan Stanley Small Cap Growth	0.45	1.51	14.72	31.83	14.88
EQ/PIMCO Ultra Short Bond	9.00	7.58	37.96	28.03	2.90
EQ/Quality Bond PLUS	2.91	2.84	14.03	10.24	1.24
EQ/T. Rowe Price Growth Stock	0.13	0.26	1.83	2.83	0.98
EQ/Value Equity	0.38	0.72	5.15	9.25	5.32

Portfolios:	Target 2015 Allocation	Target 2025 Allocation	Target 2035 Allocation	Target 2045 Allocation	Target 2055 Allocation
1290 VT High Yield Bond	1.84%	5.34%	3.81%	2.10%	0.30%
EQ/American Century Mid Cap Value	0.22	0.94	0.55	0.53	0.10
EQ/Core Bond Index	0.07	0.18	0.11	0.05	0.01
EQ/Emerging Markets Equity PLUS	1.57	9.41	12.47	11.69	4.28
EQ/Equity 500 Index	0.09	0.63	0.92	0.89	0.32
EQ/International Equity Index	0.15	1.13	1.50	1.43	0.51
EQ/Janus Enterprise	0.10	0.34	0.22	0.17	0.02
EQ/MFS International Growth	0.11	0.76	1.10	1.04	0.48
EQ/PIMCO Ultra Short Bond	0.25	0.65	0.40	0.18	—
EQ/Quality Bond PLUS	0.35	0.89	0.57	0.27	—
EQ/Small Company Index	0.11	0.99	1.51	1.42	0.58
EQ/Value Equity	0.05	0.22	0.29	0.30	0.16
Multimanager Aggressive Equity	0.05	0.21	0.18	0.16	0.11

The Portfolios are permitted to purchase or sell securities from or to certain affiliated entities under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any such securities transactions comply with Rule 17a-7 under the 1940 Act. Further, as defined under the procedures, each transaction is effected at the independent current market price. The 17a-7 transactions which are material to the Portfolios are reflected in the Portfolio of Investments.

Note 8	Substitution, Reorganization and In-Kind Transaction

The following transactions occurred during 2021:

After the close of business on June 18, 2021, 1290 VT Natural Resources Portfolio acquired the net assets of the 1290 VT Energy Portfolio, a series of the Trust, pursuant to a Plan of Reorganization and Termination approved by shareholders on June 4, 2021. For U.S. GAAP purposes, this transaction was treated as a merger. The purpose of this merger was to combine funds managed by EIM with similar investment objectives. The reorganization was accomplished by a taxable exchange resulting in the 1290 VT Natural Resources Portfolio issuing 919,240 Class IB shares and 83,729 Class K Shares (valued at

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June 30, 2021 (Unaudited)

$6,860,121 and $625,596, respectively) in exchange for 1,267,019 Class IB shares and 115,561 Class K shares of 1290 VT Energy Portfolio. Cash, in the amount of $7,485,717 at June 18, 2021, was the principal asset acquired by 1290 VT Natural Resources Portfolio. For U.S. GAAP purposes, assets received and shares issued by 1290 VT Natural Resources Portfolio were recorded at fair value. 1290 VT Energy Portfolio’s net assets of $7,485,717 at June 18, 2021, were combined with those of 1290 VT Natural Resources Portfolio. Assuming the acquisition had been completed January 1, 2021, the beginning of the annual reporting period of 1290 VT Natural Resources Portfolio, pro forma results of operations for the period ended June 30, 2021 would have resulted in a net investment income of $326,252 and net realized and unrealized gain of $4,773,800 resulting in an increase in net assets from operations of $5,100,052. Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition date, it is not practicable to separate the amounts of revenue and earnings of the 1290 VT Energy Portfolio that have been included in 1290 VT Natural Resources Portfolio’s Statement of Operations since the merger date. Prior to the combination, the net assets of the 1290 VT Natural Resources Portfolio totaled $15,321,509. Immediately after the combination, the net assets of the 1290 VT Natural Resources Portfolio totaled $ 22,807,226.

After the close of business on June 18, 2021, EQ/Balanced Strategy Portfolio acquired the net assets of the EQ/Franklin Balanced Managed Volatility Portfolio, a series of the Trust, pursuant to a Plan of Reorganization and Termination as approved by shareholders on June 4, 2021. For U.S. GAAP purposes, this transaction was treated as a merger. The purpose of this merger was to combine funds managed by EIM with similar investment objectives. The reorganization was accomplished by a taxable exchange resulting in the EQ/Balanced Strategy Portfolio issuing 192,600 Class IA shares and 39,881,495 Class IB Shares (valued at $3,449,858 and $715,354,048, respectively) in exchange for 402,558 Class IA shares and 83,464,013 Class IB shares of EQ/Franklin Balanced Managed Volatility Portfolio. Cash, in the amount of $718,803,906 at June 18, 2021 was the principal asset acquired by EQ/Balanced Strategy Portfolio. For U.S. GAAP purposes, assets received and shares issued by EQ/Balanced Strategy Portfolio were recorded at fair value. EQ/Franklin Balanced Managed Volatility Portfolio’s net assets at the merger date of $718,803,906, were combined with those of EQ/Balanced Strategy Portfolio. Assuming the acquisition had been completed January 1, 2021, the beginning of the annual reporting period of EQ/Balanced Strategy Portfolio, pro forma results of operations for the period ended June 30, 2021 would have resulted in a net investment income of $(4,010,823) and net realized and unrealized gain of $310,030,353 resulting in an increase in net assets from operations of $306,019,530. Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition date, it is not practicable to separate the amounts of revenue and earnings of the EQ/Franklin Balanced Managed Volatility Portfolio that have been included in EQ/Balanced Strategy Portfolio’s Statement of Operations since the merger date. Prior to the combination, the net assets of the EQ/Balanced Strategy Portfolio totaled $3,738,804,279. Immediately after the combination, the net assets of the EQ/Balanced Strategy Portfolio totaled $ 4,457,608,185.

The following transactions occurred during 2020:

After the close of business on June 5, 2020, EQ/All Asset Growth Allocation Portfolio acquired the net assets of the CharterSM Aggressive Growth Portfolio, CharterSM Growth Portfolio, CharterSM Moderate Portfolio and CharterSM Moderate Growth Portfolio, each a series of the EQ Premier VIP Trust, pursuant to Plans of Reorganization and Termination as approved by shareholders on May 22, 2020. For U.S. GAAP purposes, each of these transactions was treated as a taxable merger, whereby assets received and shares issued by EQ/All Asset Growth Allocation Portfolio were recorded at fair value. The purpose of each merger was to combine funds managed by EIM with similar investment objectives.

The merger with CharterSM Aggressive Growth Portfolio was accomplished by EQ/All Asset Growth Allocation Portfolio issuing 715,460 Class IB shares (valued at $14,542,181) in exchange for 1,488,888 Class B shares of the CharterSM Aggressive Growth Portfolio. Cash in the amount of $14,573,384 held by CharterSM Aggressive Growth Portfolio was the principal asset acquired by EQ/ All Asset Growth Allocation Portfolio. CharterSM Aggressive Growth Portfolio’s net assets at the merger date of $14,542,181 were combined with those of EQ/All Asset Growth Allocation Portfolio.

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June 30, 2021 (Unaudited)

The merger with CharterSM Growth Portfolio was accomplished by EQ/All Asset Growth Allocation Portfolio issuing 1,095,212 Class IB shares (valued at $22,260,869) in exchange for 2,275,637 Class B shares of the CharterSM Growth Portfolio. Cash in the amount of $22,290,594 held by CharterSM Growth Portfolio was the principal asset acquired by EQ/All Asset Growth Allocation Portfolio. CharterSM Growth Portfolio’s net assets at the merger date of $22,260,869 were combined with those of EQ/All Asset Growth Allocation Portfolio.

The merger with CharterSM Moderate Portfolio was accomplished by EQ/All Asset Growth Allocation Portfolio issuing 1,739,444 Class IB shares (valued at $35,355,287) in exchange for 3,490,377 Class B shares of the CharterSM Moderate Portfolio. Cash in the amount of $35,403,181 held by CharterSM Moderate Portfolio was the principal asset acquired by EQ/All Asset Growth Allocation Portfolio. CharterSM Moderate Portfolio’s net assets at the merger date of $35,355,287 were combined with those of EQ/All Asset Growth Allocation Portfolio.

The merger with CharterSM Moderate Growth Portfolio was accomplished by EQ/All Asset Growth Allocation Portfolio issuing 1,672,743 Class IB shares (valued at $33,999,564) in exchange for 3,372,269 Class B shares of the CharterSM Moderate Growth Portfolio. Cash in the amount of $34,041,299 held by CharterSM Moderate Growth Portfolio was the principal asset acquired by EQ/All Asset Growth Allocation Portfolio. CharterSM Moderate Growth Portfolio’s net assets at the merger date of $33,999,564 were combined with those of EQ/All Asset Growth Allocation Portfolio.

Assuming the four acquisitions described above had been completed January 1, 2020, the beginning of the annual reporting period of EQ/All Asset Growth Allocation Portfolio, pro forma results of operations for the year ended December 31, 2020 would have resulted in a net investment income of $3,548,043 and net realized and unrealized gain of $43,131,046 resulting in an increase in net assets from operations of $46,679,089. Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition date, it is not practicable to separate the amounts of revenue and earnings of the CharterSM Aggressive Growth Portfolio, CharterSM Growth Portfolio, CharterSM Moderate Portfolio and CharterSM Moderate Growth Portfolio that have been included in EQ/All Asset Growth Allocation Portfolio’s Statement of Operations since the merger date.

Prior to the four combinations described above, the net assets of the EQ/All Asset Growth Allocation Portfolio totaled $322,379,398. Immediately after the combinations, the net assets of the EQ/All Asset Growth Allocation Portfolio totaled $428,537,299.

After the close of business on June 5, 2020, EQ/Aggressive Growth Strategy Portfolio acquired the net assets of the EQ/Franklin Templeton Allocation Managed Volatility Portfolio, a series of the Trust, pursuant to a Plan of Reorganization and Termination as approved by shareholders on May 22, 2020. For U.S. GAAP purposes, this transaction was treated as a merger. The purpose of this merger was to combine funds managed by EIM with similar investment objectives. The reorganization was accomplished by a tax-free exchange resulting in the EQ/Aggressive Growth Strategy Portfolio issuing 61,180,823 Class IB shares (valued at $967,917,134) in exchange for 138,760,390 Class IB shares of the EQ/Franklin Templeton Allocation Managed Volatility Portfolio. The securities held by EQ/Franklin Templeton Allocation Managed Volatility Portfolio, with a fair value of $418,141,319 and identified cost of $398,080,557, and cash in the amount of $550,118,074, at June 5, 2020, were the principal assets acquired by EQ/Aggressive Growth Strategy Portfolio. For U.S. GAAP purposes, assets received and shares issued by EQ/Aggressive Growth Strategy Portfolio were recorded at fair value; however, the cost basis of the investments from EQ/Franklin Templeton Allocation Managed Volatility Portfolio was carried forward to align ongoing reporting of EQ/ Aggressive Growth Strategy Portfolio’s realized and unrealized gains and losses with amounts distributable to contract holders for tax purposes. EQ/Franklin Templeton Allocation Managed Volatility Portfolio’s net assets at the merger date of $967,917,134, including $20,060,762 of unrealized appreciation, $(1,275,612) of undistributed net investment loss and $(468,023) of undistributed net realized loss on investments, were combined with those of EQ/Aggressive Growth Strategy Portfolio. Assuming the acquisition had been completed January 1, 2020, the beginning of the annual reporting period of EQ/Aggressive Growth Strategy Portfolio, pro forma results of operations for the year ended December 31, 2020 would have resulted in a net investment income

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NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2021 (Unaudited)

of $40,156,042 and net realized and unrealized gain of $569,110,282 resulting in an increase in net assets from operations of $609,266,324. Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition date, it is not practicable to separate the amounts of revenue and earnings of the EQ/Franklin Templeton Allocation Managed Volatility Portfolio that have been included in EQ/Aggressive Growth Strategy Portfolio’s Statement of Operations since the merger date. Prior to the combination, the net assets of the EQ/Aggressive Growth Strategy Portfolio totaled $3,990,090,801. Immediately after the combination, the net assets of the EQ/Aggressive Growth Strategy Portfolio totaled $4,958,007,935.

After the close of business on June 5, 2020, EQ/Capital Group Research Portfolio acquired the net assets of the EQ/UBS Growth and Income Portfolio, a series of the Trust, pursuant to a Plan of Reorganization and Termination as approved by contract holders on May 22, 2020. For U.S. GAAP purposes, this transaction was treated as a merger. The purpose of this merger was to combine funds managed by EIM with similar investment objectives. The reorganization was accomplished by a tax-free exchange resulting in the EQ/Capital Group Research Portfolio issuing 3,579,588 Class IB shares (valued at $97,316,445) in exchange for 11,022,585 Class IB shares of the EQ/UBS Growth and Income Portfolio. The securities held by EQ/UBS Growth and Income Portfolio, with a fair value of $49,860,039 and identified cost of $35,642,787, and cash in the amount of $47,488,529, at June 5, 2020, were the principal assets acquired by EQ/Capital Group Research Portfolio. For U.S. GAAP purposes, assets received and shares issued by EQ/Capital Group Research Portfolio were recorded at fair value; however, the cost basis of the investments from EQ/UBS Growth and Income Portfolio was carried forward to align ongoing reporting of EQ/Capital Group Research Portfolio’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. EQ/ UBS Growth and Income Portfolio’s net assets at the merger date of $97,316,445. Including $14,217,252 of unrealized appreciation, $26,997 of undistributed net investment income and $(207,456) of undistributed net realized loss on investments, were combined with those of EQ/ Capital Group Research Portfolio. Assuming the acquisition had been completed January 1, 2020, the beginning of the annual reporting period of EQ/Capital Group Research Portfolio, pro form aresults of operations for the year ended December 31, 2020 would have resulted in a net investment income of $655,735 and net realized and unrealized gain of $99,779,871 resulting in a increase in net assets from operations of $100,435,606. Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition date, it is not practicable to separate the amounts of revenue and earnings of the EQ/UBS Growth and Income Portfolio that have been included in EQ/Capital Group Research Portfolio’s Statement of Operations since the merger date. Prior to the combination, the net assets of the EQ/Capital Group Research Portfolio totaled $422,592,961. Immediately after the combination, the net assets of the EQ/Capital Group Research Portfolio totaled $519,909,406.

After the close of business on June 5, 2020, EQ/Janus Enterprise Portfolio acquired the net assets of the Multimanager Mid Cap Growth Portfolio, a series of the Trust, pursuant to a Plan of Reorganization and Termination as approved by shareholders on May 22, 2020. For U.S. GAAP purposes, this transaction was treated as a merger. The purpose of this merger was to combine funds managed by EIM with similar investment objectives. The reorganization was accomplished by a tax-free exchange resulting in the EQ/Janus Enterprise Portfolio issuing 694,458 Class IA shares, 6,697,571 Class IB shares and 4,763,159 Class K shares (valued at $14,434,784, $137,001,812 and $101,116,936, respectively) in exchange for 1,333,057 Class IA shares, 13,620,627 Class IB shares and 9,055,850 Class K shares of the Multimanager Mid Cap Growth Portfolio. The securities held by Multimanager Mid Cap Growth Portfolio, with a fair value of $251,560,985 and identified cost of $169,497,269, and cash in the amount of $1,102,428, at June 5, 2020, were the principal assets acquired by EQ/Janus Enterprise Portfolio. For U.S. GAAP purposes, assets received and shares issued by EQ/Janus Enterprise Portfolio were recorded at fair value; however, the cost basis of the investments from Multimanager Mid Cap Growth Portfolio was carried forward to align ongoing reporting of EQ/Janus Enterprise Portfolio’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. Multimanager Mid Cap Growth Portfolio’s net assets at the merger date of $252,553,532, including $82,063,716 of unrealized appreciation, $(227,259) of

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June 30, 2021 (Unaudited)

undistributed net investment loss and $(686,940) of undistributed net realized loss on investments, were combined with those of EQ/Janus Enterprise Portfolio. Assuming the acquisition had been completed January 1, 2020, the beginning of the annual reporting period of EQ/Janus Enterprise Portfolio, pro forma results of operations for the year ended December 31, 2020 would have resulted in a net investment loss of $(2,164,574) and net realized and unrealized gain of $269,652,120 resulting in a increase in net assets from operations of $267,487,546. Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition date, it is not practicable to separate the amounts of revenue and earnings of the Multimanager Mid Cap Growth Portfolio that have been included in EQ/Janus Enterprise Portfolio’s Statement of Operations since the merger date. Prior to the combination, the net assets of the EQ/ Janus Enterprise Portfolio totaled $1,034,186,908. Immediately after the combination, the net assets of the EQ/Janus Enterprise Portfolio totaled $1,286,740,440.

After the close of business on June 5, 2020, EQ/MFS Technology Portfolio acquired the net assets of the EQ/MFS Technology II Portfolio, a series of the Trust, pursuant to a Plan of Reorganization and Termination as approved by shareholders on May 22, 2020. For U.S. GAAP purposes, this transaction was treated as a merger. The purpose of this merger was to combine funds managed by EIM with substantially similar investment objectives. The reorganization was accomplished by a tax-free exchange resulting in the EQ/MFS Technology Portfolio issuing 7,349,036 Class IB shares (valued at $ 186,754,391) in exchange for 5,111,416 Class IB shares of the EQ/MFS Technology II Portfolio. The securities held by EQ/MFS Technology II Portfolio, with a fair value of $190,201,810 and identified cost of $150,813,331 at June 5, 2020, were the principal assets acquired by EQ/MFS Technology Portfolio. For U.S. GAAP purposes, assets received and shares issued by EQ/MFS Technology Portfolio were recorded at fair value; however, the cost basis of the investments from EQ/MFS Technology II Portfolio was carried forward to align ongoing reporting of EQ/MFS Technology Portfolio’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. EQ/MFS Technology II Portfolio’s net assets at the merger dateof $186,754,391, including $39,388,479 of unrealized appreciation, $(536,369) of undistributed net investment loss and $(1,066,030) of undistributed net realized loss on investments, were combined with those of EQ/MFS Technology Portfolio. Assuming the acquisition had been completed January 1, 2020, the beginning of the annual reporting period of EQ/MFS Technology Portfolio, pro forma results of operations for the year ended December 31, 2020 would have resulted in a net investment loss of $(4,036,044) and net realized and unrealized gain of $214,851,966 resulting in an increase in net assets from operations of $210,815,922. Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition date, it is not practicable to separate the amounts of revenue and earnings of the EQ/MFS Technology II Portfolio that have been included in EQ/MFS Technology Portfolio’s Statement of Operations since the merger date. Prior to the combination, the net assets of the EQ/MFS Technology Portfolio totaled $318,579,065. Immediately after the combination, the net assets of the EQ/MFS Technology Portfolio totaled $505,333,456.

After the close of business on June 12, 2020, 1290 VT SmartBeta Equity Portfolio acquired the net assets of the EQ/Templeton Global Equity Managed Volatility Portfolio, a series of the Trust, pursuant to a Plan of Reorganization and Termination as approved by shareholders on May 22, 2020. For U.S. GAAP purposes, this transaction was treated as a merger. The purpose of this merger was to combine funds managed by EIM with similar investment objectives. The reorganization was accomplished by a taxable exchange resulting in the 1290 VT SmartBeta Equity Portfolio issuing 20,056,039 Class IB shares and 1,740,982 Class K shares (valued at $269,145,212 and $23,396,616, respectively) in exchange for 223,266 Class IA shares, 29,964,745 Class IB shares and 2,625,147 Class K shares of the EQ/Templeton Global Equity Managed Volatility Portfolio. Cash, in the amount of $290,090,925 in addition to securities held by EQ/Templeton Global Equity Managed Volatility Portfolio which had a fair value of $31,994 at June 12, 2020, were the principal assets acquired by 1290 VT SmartBeta Equity Portfolio. For U.S. GAAP purposes, assets received and shares issued by 1290 VT SmartBeta Equity Portfolio were recorded at fair value. EQ/Templeton Global Equity Managed Volatility Portfolio’s net assets at the merger date of $292,541,828, were combined with

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those of 1290 VT SmartBeta Equity Portfolio. Assuming the acquisition had been completed January 1, 2020, the beginning of the annual reporting period of 1290 VT SmartBeta Equity Portfolio, pro forma results of operations for the year ended December 31, 2020 would have resulted in a net investment income of $6,063,294 and net realized and unrealized loss of $(23,613,324) resulting in a decrease in net assets from operations of $(17,550,030). Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition date, it is not practicable to separate the amounts of revenue and earnings of the EQ/ Templeton Global Equity Managed Volatility Portfolio that have been included in 1290 VT SmartBeta Equity Portfolio’s Statement of Operations since the merger date. Prior to the combination, the net assets of the 1290 VT SmartBeta Equity Portfolio totaled $30,840,273. Immediately after the combination, the net assets of the 1290 VT SmartBeta Equity Portfolio totaled $323,382,101.

After the close of business on June 12, 2020, EQ/American Century Mid Cap Value Portfolio acquired the net assets of the Multimanager Mid Cap Value Portfolio, a series of the Trust, pursuant to a Plan of Reorganization and Termination as approved by shareholders on May 22, 2020. For U.S. GAAP purposes, this transaction was treated as a merger. The purpose of this merger was to combine funds managed by EIM with similar investment objectives. The reorganization was accomplished by a tax-free exchange resulting in the EQ/American Century Mid Cap Value Portfolio issuing 4,043,088 Class IB shares and 4,072,881 Class K shares (valued at $77,923,836 and $78,502,375, respectively) in exchange for 651,517 Class IA shares, 5,923,373 Class IB shares and 6,476,422 Class K shares of the Multimanager Mid Cap Value Portfolio. The securities held by Multimanager Mid Cap Value Portfolio, with a fair value of $152,887,832 and identified cost of $157,815,976, and cash in the amount of $3,582,494, at June 12, 2020, were the principal assets acquired by EQ/American Century Mid Cap Value Portfolio. For U.S. GAAP purposes, assets received and shares issued by EQ/American Century Mid Cap Value Portfolio were recorded at fair value; however, the cost basis of the investments from Multimanager Mid Cap Value Portfolio was carriedforward to align ongoing reporting of EQ/American Century Mid Cap Value Portfolio’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. Multimanager Mid Cap Value Portfolio’s net assets at the merger date of $156,426,211, including $(4,928,144) of unrealized depreciation, $(86,831) of undistributed net investment loss and $(411,773) of undistributed net realized loss on investments, were combined with those of EQ/American Century Mid Cap Value Portfolio. Assuming the acquisition had been completed January 1, 2020, the beginning of the annual reporting period of EQ/American Century Mid Cap Value Portfolio, pro forma results of operations for the year ended December 31, 2020 would have resulted in a net investment income of $7,478,063 and net realized and unrealized loss of $(2,982,930) resulting in an increase in net assets from operations of $4,495,133. Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition date, it is not practicable to separate the amounts of revenue and earnings of the Multimanager Mid Cap Value Portfolio that have been included in EQ/American Century Mid Cap Value Portfolio’s Statement of Operations since the merger date. Prior to the combination, the net assets of the EQ/American Century Mid Cap Value Portfolio totaled $292,196,792. Immediately after the combination, the net assets of the EQ/American Century Mid Cap Value Portfolio totaled $448,623,003.

After the close of business on June 12, 2020, 1290 VT Small Cap Value Portfolio acquired the net assets of the CharterSM Small Cap Value Portfolio, a series of the EQ Premier VIP Trust, pursuant to a Plan of Reorganization and Termination as approved by shareholders on May 22, 2020. CharterSM Small Cap Value Portfolio was a fund-of-funds with a significant amount of its assets invested in 1290 VT Small Cap Value Portfolio. For U.S. GAAP purposes, this transaction was treated as a merger. The purpose of this merger was to combine funds managed by EIM with similar investment objectives. The reorganization was accomplished by a non-taxable exchange resulting in the 1290 VT Small Cap Value Portfolio issuing 14,920,144 Class IB shares (valued at $120,109,588) in exchange for 14,851,192 Class K shares of the 1290 VT Small Cap Value Portfolio, which were previously held as investments of the CharterSM Small Cap Value Portfolio, and $601,081 of cash, which were collectively the principal assets of CharterSM Small Cap Value Portfolio. For U.S. GAAP purposes, assets received and shares issued by 1290 VT Small Cap Value Portfolio were recorded at

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June 30, 2021 (Unaudited)

fair value; CharterSM Small Cap Value Portfolio’s net assets at the merger date of $601,081 (excluding the $119,508,507 of exchanged Class K shares of the 1290 VT Small Cap Value Portfolio) were combined with those of 1290 VT Small Cap Value Portfolio. Assuming the acquisition had been completed January 1, 2020, the beginning of the annual reporting period of 1290 VT Small Cap Value Portfolio, pro forma results of operations for the year ended December 31, 2020 would include net investment income of $4,174,937 and net realized and unrealized loss of $(25,047,021) resulting in a decrease in net assets from operations of $(20,872,084). Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition date, it is not practicable to separate the amounts of revenue and earnings of the CharterSM Small Cap Value Portfolio that have been included in 1290 VT Small Cap Value Portfolio’s Statement of Operations since the merger date. Prior to the combination, the net assets of the 1290 VT Small Cap Value Portfolio totaled $290,804,323. Immediately after the combination, the net assets of the 1290 VT Small Cap Value Portfolio totaled $291,405,404.

After the close of business on June 12, 2020, EQ/Morgan Stanley Small Cap Growth Portfolio acquired the net assets of the CharterSM Small Cap Growth Portfolio, a series of the EQ Premier VIP Trust, pursuant to a Plan of Reorganization and Termination as approved by shareholders on May 22, 2020. CharterSM Small Cap Growth Portfolio was a fund-of-funds with a significant amount of its assets invested in EQ/Morgan Stanley Small Cap Growth Portfolio. For U.S. GAAP purposes, this transaction was treated as a merger. The purpose of this merger was to combine funds managed by EIM with similar investment objectives. The reorganization was accomplished by a non-taxable exchange resulting in the EQ/Morgan Stanley Small Cap Growth Portfolio issuing 9,802,578 Class IB shares (valued at $113,653,269) in exchange for 9,602,121 Class K shares of the EQ/Morgan Stanley Small Cap Growth Portfolio, which were previously held as investments of the CharterSM Small Cap Growth Portfolio, and $620,356 of cash, which were collectively the principal assets of CharterSM Small Cap Growth Portfolio. For U.S. GAAP purposes, assets received and shares issued by EQ/Morgan Stanley Small Cap Growth Portfolio were recorded at fair value; CharterSM Small Cap Growth Portfolio’s net assets at the merger date of $620,356 (excluding the $113,032,913 of exchanged Class K shares of the EQ/Morgan Stanley Small Cap Growth Portfolio) were combined with those of EQ/Morgan Stanley Small Cap Growth Portfolio. Assuming the acquisition had been completed January 1, 2020, the beginning of the annual reporting period of EQ/Morgan Stanley Small Cap Growth Portfolio, pro forma results of operations for the year ended December 31, 2020 would include net investment loss of $(1,447,734) and net realized and unrealized gain of $311,090,467 resulting in a increase in net assets from operations of $309,642,733. Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition date, it is not practicable to separate the amounts of revenue and earnings of the CharterSM Small Cap Growth Portfolio that have been included in EQ/Morgan Stanley Small Cap Growth Portfolio’s Statement of Operations since the merger date. Prior to the combination, the net assets of the EQ/Morgan Stanley Small Cap Growth Portfolio totaled $391,265,460. Immediately after the combination, the net assets of the EQ/Morgan Stanley Small Cap Growth Portfolio totaled $391,885,816.

Note 9	COVID-19 Impact

The extent of the impact of the coronavirus (“COVID-19”) outbreak on the financial performance of the Trust’s investments will depend on future developments, including the duration and spread of the outbreak and related advisories and restrictions and the impact of COVID-19 on the financial markets and the overall economy, all of which are highly uncertain and cannot be predicted. If the financial markets and/or the overall economy are impacted for an extended period, the Trust’s investment results may be materially adversely affected.

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June 30, 2021 (Unaudited)

Note 10 Subsequent	Events

The Adviser evaluated subsequent events from June 30, 2021, the date of these financial statements, through the date these financial statements were issued. The subsequent events include the following:

At a meeting held on July 20-22, 2021, the Board approved the appointment of Equitable Investment Management, LLC as the Administrator for the Trust and new asset-based administration fee rates as set forth below, effective August 1, 2021:

For Administration Group 1:

0.140% on the first $60 billion

0.110% on the next $20 billion

0.0875% on the next $20 billion

0.0775% on the next $20 billion

0.0750% on the next $20 billion

0.0725% thereafter

For Administration Group 2:

0.100% on the first $30 billion

0.0975% on the next $10 billion

0.0950% on the next $5 billion

0.0775% on the next $10 billion

0.0750% on the next $30 billion

0.0725% thereafter

At a meeting held on July 20-22, 2021, the Board approved new investment advisory fees for certain Portfolios as set forth below, effective October 1, 2021:

	(as a percentage of average daily net assets)
	First $2 Billion	Next $2 Billion	Next $2 Billion	Next $3 Billion	Next $3 Billion	Thereafter
EQ/Ultra Conservative Strategy	0.100%	0.0925%	0.090%	0.0875%	0.085%	0.0825%
EQ/Conservative Strategy	0.100	0.0925	0.090	0.0875	0.085	0.0825
EQ/Conservative Growth Strategy	0.100	0.0925	0.090	0.0875	0.085	0.0825
EQ/Balanced Strategy	0.100	0.0925	0.090	0.0875	0.085	0.0825
EQ/Moderate Growth Strategy	0.100	0.0925	0.090	0.0875	0.085	0.0825
EQ/Growth Strategy	0.100	0.0925	0.090	0.0875	0.085	0.0825
EQ/Aggressive Growth Strategy	0.100	0.0925	0.090	0.0875	0.085	0.0825
ATM Large Cap Managed Volatility	0.450	0.425	0.400	0.375	0.350	0.325
EQ/500 Managed Volatility	0.450	0.425	0.400	0.375	0.350	0.325
ATM Mid Cap Managed Volatility	0.450	0.425	0.400	0.375	0.350	0.325
EQ/400 Managed Volatility	0.450	0.425	0.400	0.375	0.350	0.325
ATM Small Cap Managed Volatility	0.450	0.425	0.400	0.375	0.350	0.325
EQ/2000 Managed Volatility	0.450	0.425	0.400	0.375	0.350	0.325
ATM International Managed Volatility	0.450	0.425	0.400	0.375	0.350	0.325
EQ/International Managed Volatility	0.450	0.425	0.400	0.375	0.350	0.325

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June 30, 2021 (Unaudited)

	(as a percentage of average daily net assets)
	First $750 Million	Next $750 Million	Next $1 Billion	Next $2.5 Billion	Next $2.5 Billion	Thereafter
EQ/Large Cap Growth Managed Volatility	0.500%	0.475%	0.450%	0.425%	0.375%	0.350%
EQ/Large Cap Core Managed Volatility	0.500	0.475	0.450	0.425	0.375	0.350
EQ/Large Cap Value Managed Volatility	0.500	0.475	0.450	0.425	0.375	0.350
EQ/Mid Cap Value Managed Volatility	0.550	0.525	0.500	0.475	0.425	0.400
EQ/International Core Managed Volatility	0.600	0.575	0.550	0.525	0.475	0.450
EQ/International Value Managed Volatility	0.600	0.575	0.550	0.525	0.475	0.450
EQ/Global Equity Managed Volatility	0.740	0.720	0.690	0.665	0.615	0.590
EQ/ClearBridge Select Equity Managed Volatility	0.700	0.665	0.635	0.610	0.560	0.540
EQ/Franklin Small Cap Value Managed Volatility	0.700	0.665	0.635	0.610	0.560	0.540

	(as a percentage of average daily net assets)
	First $2 Billion	Next $4 Billion	Next $2 Billion	Thereafter
EQ/Large Cap Growth Index	0.350%	0.300%	0.275%	0.250%
EQ/Equity 500 Index	0.250	0.200	0.175	0.150
EQ/Common Stock Index	0.350	0.300	0.275	0.250
EQ/Large Cap Value Index	0.350	0.300	0.275	0.250
EQ/Mid Cap Index	0.350	0.300	0.275	0.250
EQ/Small Company Index	0.250	0.200	0.175	0.150
EQ/International Equity Index	0.400	0.350	0.325	0.300
1290 VT Natural Resources	0.500	0.450	0.425	0.400
1290 VT Real Estate	0.500	0.450	0.425	0.400
1290 VT Socially Responsible	0.500	0.450	0.425	0.400
EQ/Intermediate Government Bond	0.350	0.300	0.275	0.250
EQ/Core Bond Index	0.350	0.300	0.275	0.250

Note 11	Pending Legal Proceedings

In November 2010, the Trust, and several of its Portfolios, were named as defendants and putative members of the proposed defendant class of contract holders in a lawsuit brought by The Official Committee of Unsecured Creditors of Tribune Company (the “Committee”) in the United States Bankruptcy Court for the District of Delaware regarding Tribune Company’s Chapter 11 bankruptcy proceeding (In re Tribune Company). The lawsuit relates to amounts paid to the Trust, and several of its Portfolios, as holders of publicly-traded shares of Tribune Company, which were components of certain broad-based securities market indices, for which there were public tender offers during 2007. The suit seeks return of the share price received by Tribune Company shareholders in the tender offers plus interest and attorneys’ fees and expenses.

In July 2011, retiree participants in certain Tribune-defined compensation plans (the “Retirees”) initiated lawsuits in the United States District Court for the Southern District of New York (the “U.S. District Court”) and elsewhere against certain Tribune Company shareholders who sold their shares as part of the 2007 public tender offers (the “Retiree Suits”). The Retiree Suits also seek return of the share price received by Tribune Company shareholders in connection with the tender offers plus interest and attorneys’ fees and expenses.

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In August 2011, the trustees of certain trusts that hold notes issued by Tribune Company (the “Noteholders”) initiated separate lawsuits in the U.S. District Court and elsewhere against certain Tribune Company shareholders who sold their shares as part of the 2007 public tender offers (the “Noteholder Suits”). The Noteholder Suits also seek return of the share price received by Tribune Company shareholders in connection with the tender offers plus interest and attorneys’ fees and expenses.

The Committee’s Suit, the Retiree Suits, and the Noteholder Suits were consolidated with a number of related lawsuits filed by the Noteholders and Retirees around the United States into a single multi-district litigation proceeding in the U.S. District Court (In re: Tribune Company Fraudulent Conveyance Litigation).

EQ/Equity 500 Index Portfolio, EQ/GAMCO Mergers and Acquisitions Portfolio (now called 1290 VT GAMCO Mergers & Acquisitions Portfolio) and AXA Mid Cap Value Managed Volatility Portfolio (now called EQ/Mid Cap Value Managed Volatility Portfolio) are named as defendants in one of the Noteholder Suits and one of the Retiree Suits. EQ/Equity 500 Index Portfolio, 1290 VT GAMCO Mergers & Acquisitions Portfolio, EQ/Mid Cap Value Managed Volatility Portfolio, AXA Large Cap Core Managed Volatility Portfolio (now called EQ/Large Cap Core Managed Volatility Portfolio), Multimanager Large Cap Core Equity Portfolio (now called EQ/Large Cap Core Managed Volatility Portfolio), EQ/Small Company Index II Portfolio (now called EQ/Small Company Index Portfolio), EQ/ Common Stock Index II Portfolio (now called EQ/Common Stock Index Portfolio), and EQ Advisors Trust are all putative members of the proposed defendant class of shareholders in the Committee’s suit. EQ/Equity 500 Index Portfolio, 1290 VT GAMCO Mergers & Acquisitions Portfolio, EQ/Large Cap Core Managed Volatility Portfolio, and EQ Advisors Trust are also named separately in the Committee’s suit, in the event it is not certified as a class action. Multimanager Large Cap Value Portfolio (now called EQ/Large Cap Value Managed Volatility Portfolio) is named as a defendant in 1626 one of the Noteholder Suits and is also named as a putative member of the proposed defendant class of shareholders in the Committee’s suit. The amounts paid to the above seven Portfolios in connection with the public tender offers were approximately: (i) EQ/Equity 500 Index Portfolio — $1,740,800; (ii) 1290 VT GAMCO Mergers & Acquisitions Portfolio — $1,122,000; (iii) EQ/Mid Cap Value Managed Volatility Portfolio — $3,655,000; (iv) EQ/Large Cap Core Managed Volatility Portfolio — $1,832,600; (v) EQ/Small Company Index Portfolio — $61,200; (vi) EQ/Common Stock Index Portfolio — $18,360; and (vii) EQ/Large Cap Value Managed Volatility Portfolio — $3,359,200. The lawsuits do not allege any misconduct by the Trust or its Portfolios.

On December 19, 2019, the United States Court of Appeals for the Second Circuit (the “Second Circuit”) affirmed the dismissal of the Noteholder and Retiree Suits. The Second Circuit denied the motion for rehearing on February 6, 2020.

On July 7, 2020, the Noteholders and Retirees filed a joint petition with the United States Supreme Court for a writ of certiorari reversing the Second Circuit’s December 19, 2019 decision and reinstating the Noteholder and Retiree Suits. The U.S. Supreme Court denied the petition for a writ of certiorari on April 19, 2021. Accordingly, the dismissal of the Noteholder and Retiree Suits is final, and the Noteholder and Retiree Suits have been concluded.

On January 7, 2020, the Tribune Litigation Trust, successor to the Committee, filed its appeal with the Second Circuit seeking to reverse: (a) the January 2017 dismissal of its intentional fraudulent transfer claim; and (b) the April 2019 denial of its motion for leave to add a constructive fraudulent transfer claim. The defense group filed its opposition brief with the Second Circuit on April 27, 2020. Oral argument occurred on August 24, 2020. The Second Circuit has not yet ruled on the Litigation Trust’s appeal.

As of this writing, all matters pending before the U.S. District Court have been concluded and the multi-district litigation proceeding has been closed, subject only to further appellate proceedings at the Second Circuit and beyond.

The Portfolios cannot predict the outcome of these lawsuits. If the lawsuits were to be decided or settled in a manner adverse to the Portfolios, the payment of such judgments or settlements could have an adverse effect on each Portfolio’s NAV. However, no liability for litigation relating to this matter has been accrued in the financial statements of the Portfolios, as the Adviser believes a loss is not probable.

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Approval of Investment Sub-Advisory Agreement and Investment Advisory Agreement (Unaudited)

EQ ADVISORS TRUST

DISCLOSURE REGARDING ADVISORY CONTRACT APPROVAL

APPROVAL OF AMENDED INVESTMENT SUB-ADVISORY AGREEMENT AND AMENDED INVESTMENT ADVISORY AGREEMENT DURING THE SIX-MONTH PERIOD ENDED JUNE 30, 2021 (UNAUDITED)

At a meeting held on March 3-4, 2021,1 the Board of Trustees (the “Board”) of EQ Advisors Trust (the “Trust”), including those Trustees who are not parties to the Sub-Advisory Agreement (as defined below) or “interested persons” (as that term is defined in the Investment Company Act of 1940, as amended) of such parties or the Trust (the “Independent Trustees”), considered and unanimously approved a new Investment Sub-Advisory Agreement (the “Sub-Advisory Agreement”) between Equitable Investment Management Group, LLC (the “Adviser”), which serves as the Trust’s investment adviser, and SSGA Funds Management, Inc. (“SSGA FM” or the “Sub-Adviser”) with respect to the 1290 VT Convertible Securities Portfolio (the “Portfolio”).

The Board considered that SSGA FM would become the sub-adviser to the Portfolio in connection with the replacement of the current sub-adviser to the Portfolio as a result of a restructuring of the Portfolio that the Board approved at the March 3-4, 2021 Board meeting and considered at the September 2020, November 2020 and December 2020 Board meetings under which the Portfolio would become a passively-managed index fund. The Board noted that, under the Sub-Advisory Agreement, SSGA FM would seek to track the performance of the Bloomberg Barclays U.S. Convertible Liquid Bond Index. SSGA FM became the sub-adviser to the Portfolio effective on or about June 23, 2021.

The Board also considered that, in connection with the approval of SSGA FM as the sub-adviser to the Portfolio, the Portfolio’s current investment objective and principal investment strategy would be changed, and that the Adviser’s current Investment Advisory Agreement with the Trust with respect to the Portfolio would be amended to reflect a revised advisory fee schedule that would lower the effective advisory fee payable by the Portfolio. The Board also noted that, other than the revised advisory fee schedule, all the terms of the current Investment Advisory Agreement with respect to the Portfolio would remain the same under the amended Investment Advisory Agreement with respect to the Portfolio. The Board also noted that it had reviewed, among other matters, the nature, quality and extent of the overall services being provided to the Portfolio by the Adviser, and had approved the continuation of the current Investment Advisory Agreement with respect to the Portfolio, at a meeting held on July 14-16, 2020 (the “July Meeting”). In this regard, the Board noted that the Adviser had indicated that the services it would provide to the Portfolio after the restructuring would be the same as the services it provides to other sub-advised portfolios in the fund complex, as described in detail at the July Meeting.

In reaching its decision to approve the Sub-Advisory Agreement with respect to the Portfolio, the Board considered the overall fairness of the Sub-Advisory Agreement and whether the Sub-Advisory Agreement was in the best interests of the Portfolio and its investors. The Board further considered all factors it deemed relevant with respect to the Portfolio, including: (1) the nature, quality and extent of the overall services to be provided to the Portfolio by the proposed Sub-Adviser; (2) comparative performance information; (3) the level of the proposed sub-advisory fee; (4) economies of scale that may be realized by the Portfolio; and (5) “fall-out” benefits that may accrue to the proposed Sub-Adviser and its affiliates (i.e., indirect benefits that the Sub-Adviser or its affiliates would not receive but for the relationship with the Portfolio). In considering the Sub-Advisory Agreement, the Board members did not identify any particular factor or information that was all-important or controlling, and each Trustee may have given different weights to different factors and, thus, each Trustee may have had a different basis for his or her decision.

In connection with its deliberations, the Board took into account information prepared by the Adviser and the proposed Sub-Adviser, including memoranda and other materials addressing the factors set out above, which were provided to the Trustees prior to the meeting. The information provided to the Trustees described, among

[1]

The meeting was held by videoconference in reliance on an exemptive order issued by the Securities and Exchange Commission. Reliance on the exemptive order was necessary and appropriate due to circumstances related to the effects of COVID-19. All Trustees participating in the videoconference meeting were able to hear each other simultaneously during the meeting. Reliance on the exemptive order requires the Trustees, including a majority of the Independent Trustees, to ratify actions taken pursuant to the exemptive order by vote cast at the next in-person meeting.

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other things, the services to be provided by the proposed Sub-Adviser, as well as the proposed Sub-Adviser’s investment personnel, proposed sub-advisory fee, performance information, and other matters. The Board considered that the Adviser had conducted extensive due diligence on the proposed Sub-Adviser from an investment management, operational and compliance perspective. The Board also noted the Adviser’s familiarity with SSGA FM’s operational and compliance structure as SSGA FM currently serves as a sub-adviser with respect to other existing portfolios of the Trust. During the meeting, the Trustees spoke with senior representatives of the Adviser to discuss the Sub-Advisory Agreement and the information provided. The Independent Trustees also met in executive session during the meeting to discuss the Sub-Advisory Agreement and the information provided. The Independent Trustees were assisted by independent legal counsel prior to and during the meeting and during their deliberations regarding the Sub-Advisory Agreement and also received from legal counsel materials addressing, among other things, the legal standards applicable to their consideration of the Sub-Advisory Agreement.

In approving the Sub-Advisory Agreement with respect to the Portfolio, each Trustee, including the Independent Trustees, on the basis of their business judgment after review of the information provided, determined that the proposed sub-advisory fee was fair and reasonable and that the approval of the Sub-Advisory Agreement was in the best interests of the Portfolio and its investors. Although the Board gave attention to all information provided, the following discusses some of the primary factors it deemed relevant to its decision to approve the Sub-Advisory Agreement with respect to the Portfolio.

Nature, Quality and Extent of Services

The Board evaluated the nature, quality and extent of the overall services to be provided to the Portfolio and its investors by the proposed Sub-Adviser. In addition to the investment performance and expense information discussed below, the Board considered the proposed Sub-Adviser’s responsibilities with respect to the Portfolio pursuant to the Sub-Advisory Agreement, and the proposed Sub-Adviser’s experience in serving as an investment adviser or sub-adviser for funds or accounts with similar investment strategies. The Board considered that the proposed Sub-Adviser, subject to the oversight of the Adviser, would be responsible for making investment decisions with respect to the Portfolio; placing with brokers or dealers orders for the purchase and sale of investments for the Portfolio; and performing certain related administrative functions. The Board also considered information regarding the proposed Sub-Adviser’s process for selecting investments for the Portfolio and track record managing comparable portfolio strategies, as well as the experience and qualifications of the firm and its personnel, the Adviser’s familiarity with, and confidence in, the proposed Sub-Adviser, and the results of the Adviser’s due diligence. The Board also reviewed information regarding the qualifications and experience of the proposed Sub-Adviser’s portfolio managers who would provide services to the Portfolio. The Board also considered information regarding the proposed Sub-Adviser’s procedures for executing portfolio transactions for the Portfolio, and the proposed Sub-Adviser’s policies and procedures for selecting brokers and dealers. In addition, the Board considered information regarding the proposed Sub-Adviser’s trading experience and how the proposed Sub-Adviser would seek to achieve “best execution” on behalf of the Portfolio. The Board also considered information about the impact of the coronavirus pandemic on the proposed Sub-Adviser’s operations and its ability to provide services to the Portfolios. The Board further noted that, in connection with the Portfolio’s restructuring to an index strategy, the Portfolio will no longer allocate a portion of its assets to investments in underlying exchange-traded funds (“ETFs”) selected by the Adviser and, therefore, the Adviser will no longer be selecting investments for the Portfolio.

The Board also considered that the Trust’s compliance team, as well as Equitable Financial Life Insurance Company’s cybersecurity team, had performed due diligence on SSGA FM from an operational and compliance perspective, noting the Adviser’s familiarity with SSGA FM’s operational and compliance structure as SSGA FM currently serves as a sub-adviser with respect to other existing portfolios of the Trust, and that the Board had previously approved SSGA FM’s compliance program as well as SSGA FM’s code of ethics. The Board also considered whether there were any pending lawsuits, enforcement proceedings or regulatory investigations involving the proposed Sub-Adviser and reviewed information regarding the proposed Sub-Adviser’s financial condition and history of operations and potential conflicts of interest in managing the Portfolio.

The Board also received and reviewed performance data relating to the proposed Sub-Adviser’s management of the SPDR Bloomberg Barclays Convertible Securities ETF (the “Convertible Securities ETF”) as compared to the Bloomberg Barclays U.S. Convertible Liquid Bond Index, the benchmark index for the Convertible Securities ETF and the proposed benchmark index for the restructured Portfolio, for various time periods. The Board also received and reviewed information regarding the performance of the Portfolio relative to the hypothetical

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performance of the restructured Portfolio. The Board generally considered longer-term performance to be more important than shorter-term performance. The Board also considered the proposed Sub-Adviser’s expertise, resources, and personnel for advising the Portfolio.

Based on its review, the Board determined that the nature, quality and extent of the overall services to be provided by the proposed Sub-Adviser were appropriate for the Portfolio in light of its investment objective and, thus, supported a decision to approve the Sub-Advisory Agreement.

Expenses

With respect to the Sub-Advisory Agreement relating to the Portfolio, the Board considered the proposed sub-advisory fee for the proposed Sub-Adviser in light of the nature, quality and extent of the overall services to be provided by the proposed Sub-Adviser. In this regard, the Board noted that the sub-advisory fee rate to be paid to SSGA FM with respect to the Portfolio under the proposed Sub-Advisory Agreement is lower at all asset levels than the sub-advisory fee rate payable to the current sub-adviser. In addition, the Board considered the relative levels of the sub-advisory fee to be paid to the proposed Sub-Adviser with respect to the Portfolio and the advisory fee to be retained by the Adviser in light of, among other factors, the nature and extent of responsibilities retained and risks assumed by the Adviser and not delegated to or assumed by the proposed Sub-Adviser. In this regard, the Board noted that the appointment of SSGA FM is expected to have a positive impact on the Adviser’s profitability (as discussed below) at the Portfolio’s current asset levels, but that the Adviser had proposed (i) to amend its current Investment Advisory Agreement with the Trust with respect to the Portfolio to reflect a revised advisory fee schedule that would lower the effective advisory fee payable by the Portfolio, (ii) to amend the current Mutual Funds Service Agreement, under which the Adviser, in its capacity as the Administrator of the Trust, provides administrative services to the Portfolio, to reflect a lower administration fee rate for the Portfolio, and (iii) to amend its Expense Limitation Agreement with the Trust to reflect a lower maximum annual operating expense limit (or “expense cap”) for the Portfolio, each of which actions would partially offset the benefit to the Adviser and enable the shareholders of the Portfolio also to benefit from the lower sub-advisory fee rate and to be subject to a lower overall net expense ratio. The Board also considered the proposed sub-advisory fee rate schedule in light of the average fee rate that the proposed Sub-Adviser charges under advisory agreements with other comparable clients that utilize a similar strategy.

The Board further noted that the Adviser, and not the Portfolio, would pay the proposed Sub-Adviser and that the proposed sub-advisory fee was negotiated between the proposed Sub-Adviser and the Adviser. Moreover, the Board noted that the Adviser generally is aware of the fees charged by sub-advisers to other clients and that the Adviser believes that the fee agreed upon with the proposed Sub-Adviser is reasonable in light of the nature, quality and extent of the investment sub-advisory services to be provided. Based on its review, the Board determined, with respect to the Portfolio, that the proposed sub-advisory fee for the proposed Sub-Adviser is fair and reasonable.

With respect to the Investment Advisory Agreement relating to the Portfolio, the Board considered that, based on the advisory and administrative fee reduction and the lower expense limitation arrangement described above, it was expected that the net annual operating expense ratio of the Portfolio would decline by approximately twenty-five basis points. The Board also noted that, like the current advisory fee schedule, the revised advisory fee schedule includes breakpoints that would reduce the advisory fee rate as the Portfolio’s assets increase above certain levels and that any such further reduction in the Portfolio’s advisory fee rate could result in a corresponding reduction in the Portfolio’s total expense ratio. Based on its review, the Board determined that the Adviser’s proposed advisory fee for the Portfolio is fair and reasonable.

Profitability and Costs

The Board also considered the estimated impact of the proposed sub-advisory fee, the reduced advisory and administration fees, and the lower expense cap on the Adviser’s profitability with respect to the Portfolio. The Board noted that the restructuring is expected to result in a benefit to shareholders by reducing the expense ratio of the Portfolio because of the lower advisory and administration fees and the lower expense cap. The Board also noted that the overall restructuring, including the appointment of SSGA FM, is expected to have a modest positive impact on the Adviser’s annual profitability with respect to the Portfolio, primarily due to the Adviser’s reduced expense waiver obligation with respect to the restructured Portfolio. The Adviser advised the Board that it does not regard Sub-Adviser profitability as meaningful to its evaluation of the proposed Sub-Advisory Agreement. The Board acknowledged the Adviser’s view of Sub-Adviser profitability, noting the Board’s findings as to the

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reasonableness of the sub-advisory fee and that the fee to be paid to the proposed Sub-Adviser is the product of negotiations with the Adviser and reflects levels of profitability acceptable to the Adviser and the proposed Sub-Adviser based on the particular circumstances for each of them. The Board noted again that the proposed Sub-Adviser’s fee would be paid by the Adviser and not the Portfolio and that many responsibilities related to the advisory function are retained by the Adviser. In light of all the factors considered, the Board determined that the anticipated profitability to the Adviser remained within the reasonable range of profitability levels previously reported.

Economies of Scale

The Board also considered whether economies of scale would be realized as the Portfolio grows larger and the extent to which this is reflected in the proposed sub-advisory fee rate schedule with respect to the Portfolio. While recognizing that any precise determination is inherently subject to assumptions and subjective assessments, the Board noted that the proposed sub-advisory fee rate schedule for SSGA FM includes breakpoints that would reduce the sub-advisory fee rate as Portfolio assets under the proposed Sub-Adviser’s management increase above certain levels. In this regard, the Board acknowledged that, at some levels, breakpoints in a sub-advisory fee rate schedule may result in savings to the Adviser and not to investors. The Board considered these factors, and the relationship they bear to the fee structure charged to the Portfolio by the Adviser, and concluded that there would be a reasonable sharing of benefits from any economies of scale with the Portfolio.

Fall-Out and Other Benefits

The Board also considered possible fall-out benefits and other types of benefits that may accrue to the proposed Sub-Adviser, including the following. The Board considered that the proposed Sub-Adviser may benefit from greater exposure in the marketplace with respect to its investment process and from expanding its level of assets under management, and the potential reputational benefit that may accrue from SSGA FM’s relationship with the Adviser and other sub-advisers. Based on its review, the Board determined that any fall-out benefits and other types of benefits that may accrue to the proposed Sub-Adviser are fair and reasonable.

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Liquidity Risk Management Program (Unaudited)

Consistent with Rule 22e-4 under the 1940 Act, the Portfolios have established a liquidity risk management program to govern their approach to managing liquidity risk (the “Program”). The Board has approved the designation of the Portfolios’ Adviser as the program administrator (the “Program Administrator”). The Program Administrator is responsible for implementing and monitoring the Program and has formed a Liquidity Risk Management Committee (the “Committee”) to assess and review, on an ongoing basis, each Portfolio’s liquidity risk. The Program includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of liquidity risk factors and the periodic classification (or re-classification, as necessary) of a Portfolio’s investments into categories (highly liquid, moderately liquid, less liquid and illiquid) that reflect the Committee’s assessment of the investments’ liquidity under current market conditions. The Committee also utilizes Portfolio-specific data including information about a Portfolio’s investment strategy, the characteristics of its investments, and historical redemptions to determine whether a Portfolio will be able to meet its redemption obligations in a timely manner.

At a meeting of the Board held on April 20-21, 2021, the Trustees received a report from the Committee addressing the operations of the Program and assessing its adequacy and effectiveness of implementation. The report concluded that based on its experience administering the Program, the Program Administrator considers the Program to be operating effectively to assess and manage each Portfolio’s liquidity risk, including during any periods of market volatility and net redemptions, and believes that the Program has been and continues to be adequately and effectively implemented to monitor and respond to the Portfolios’ liquidity developments.

During the period covered by this report, the Program supported the Portfolios’ ability to honor redemption requests in accordance with their obligations and the Program Administrator’s management of each Portfolio’s liquidity risk, including during any periods of market volatility and net redemptions. There can be no assurance that the Program will achieve its objectives under all circumstances in the future. Please refer to your Portfolio’s prospectus for more information about the Portfolio’s exposure to liquidity risk and other risks.

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Shareholder Meeting Voting Results (Unaudited)

At a Special Meeting of Shareholders held on June 4, 2021, shareholders of the Portfolio listed below approved an Agreement and Plan of Reorganization and Termination with respect to the reorganization of the Portfolio into the 1290 VT Natural Resources Portfolio, a series of EQ Advisors Trust (the “Trust”). The shareholder voting results were as follows:

Portfolio	Votes For	Votes Against	Abstentions
1290 VT ENERGY PORTFOLIO	1,000,609.013	0.000	187,269.987

At a Special Meeting of Shareholders held on June 4, 2021, shareholders of the Portfolio listed below approved an Agreement and Plan of Reorganization and Termination with respect to the reorganization of the Portfolio into the EQ/Balanced Strategy Portfolio, a series of the Trust. The shareholder voting results were as follows:

Portfolio	Votes For	Votes Against	Abstentions
EQ/FRANKLIN BALANCED MANAGED VOLATILITY PORTFOLIO	53,750,342.273	2,616,530.694	6,527,105.033

At a Special Meeting of Shareholders held on June 4, 2021, shareholders of the Portfolio listed below approved an Agreement and Plan of Reorganization and Termination with respect to the reorganization of the Portfolio into the EQ/Core Plus Bond Portfolio, a series of the EQ Premier VIP Trust. The shareholder voting results were as follows:

Portfolio	Votes For	Votes Against	Abstentions
EQ/GLOBAL BOND PLUS PORTFOLIO	27,298,239.342	411,573.382	1,720,106.276

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CONTROL PERSON AND PRINCIPAL HOLDERS OF SECURITIES (Unaudited)

Shares of the Trust are offered to separate accounts of insurance companies in connection with the Contracts and may be offered to tax-qualified retirement plans and other qualified investors. Equitable Financial may be deemed to be a control person with respect to the Trust by virtue of its record ownership of the Trust’s shares. Shareholders owning more than 25% of the outstanding shares of a portfolio may take actions without the approval of other investors in the portfolio.

PROXY VOTING POLICIES AND PROCEDURES (UNAUDITED)

A description of the policies and procedures that the Portfolios use to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling a toll-free number at 1-877-222-2144 and (ii) on the Securities and Exchange Commission’s website at http://www.sec.gov. Information regarding how the Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge (i) on the Trust’s website at www.equitable-funds.com and (ii) on the Securities and Exchange Commission’s website at http://www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS INFORMATION (UNAUDITED)

The Portfolios file their complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Portfolios’ Form N-PORT reports are available on the Securities and Exchange Commission’s website at http://www.sec.gov.

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Item 1(b):

Not applicable.

Item 2.	Code of Ethics.

Not required.

Item 3.	Audit Committee Financial Expert.

Not required.

Item 4.	Principal Accountant Fees and Services.

Not required.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

A schedule of investments for each series of the Trust is included in each report to shareholders filed under Item 1(a) of this Form N-CSR.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11.	Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“1940 Act”) are effective as of a date within 90 days prior to the filing date of this report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act.

(b)

The registrant’s certifying officers are not aware of any changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not Applicable.

Item 13.	Exhibits.

(a)(1)	Not applicable for the reporting period.

(a)(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 – are filed herewith.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 – are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

EQ Advisors Trust

By:	/s/ Steven M. Joenk
Steven M. Joenk
President and Chief Executive Officer
August 27, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Steven M. Joenk
Steven M. Joenk
President and Chief Executive Officer
August 27, 2021
By:	/s/ Brian E. Walsh
Brian E. Walsh
Chief Financial Officer and Treasurer
August 27, 2021